================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                               -----------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                  Date of reporting period: January 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               January 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   Enhanced U.S. Large Company Portfolio..................................   3
   U.S. Large Cap Equity Portfolio........................................   6
   U.S. Large Cap Value Portfolio.........................................  24
   U.S. Targeted Value Portfolio..........................................  25
   U.S. Small Cap Value Portfolio.........................................  56
   U.S. Core Equity 1 Portfolio...........................................  83
   U.S. Core Equity 2 Portfolio........................................... 141
   U.S. Vector Equity Portfolio........................................... 199
   U.S. Small Cap Portfolio............................................... 254
   U.S. Micro Cap Portfolio............................................... 298
   DFA Real Estate Securities Portfolio................................... 335
   Large Cap International Portfolio...................................... 339
   International Core Equity Portfolio.................................... 371
   International Small Company Portfolio.................................. 468
   Japanese Small Company Portfolio....................................... 470
   Asia Pacific Small Company Portfolio................................... 471
   United Kingdom Small Company Portfolio................................. 472
   Continental Small Company Portfolio.................................... 473
   DFA International Real Estate Securities Portfolio..................... 474
   DFA Global Real Estate Securities Portfolio............................ 481
   DFA International Small Cap Value Portfolio............................ 483
   International Vector Equity Portfolio.................................. 525
   World ex U.S. Value Portfolio.......................................... 610
   World ex U.S. Targeted Value Portfolio................................. 612
   World ex U.S. Core Equity Portfolio.................................... 614
   Selectively Hedged Global Equity Portfolio............................. 616
   Emerging Markets Portfolio............................................. 618
   Emerging Markets Small Cap Portfolio................................... 619
   Emerging Markets Value Portfolio....................................... 620
   Emerging Markets Core Equity Portfolio................................. 621
   DFA Commodity Strategy Portfolio....................................... 700
   DFA One-Year Fixed Income Portfolio.................................... 706
   DFA Two-Year Global Fixed Income Portfolio............................. 711
   DFA Selectively Hedged Global Fixed Income Portfolio................... 715
   DFA Short-Term Government Portfolio.................................... 720
   DFA Five-Year Global Fixed Income Portfolio............................ 723

    DFA World ex U.S. Government Fixed Income Portfolio..................  727
    DFA Intermediate Government Fixed Income Portfolio...................  730
    DFA Short-Term Extended Quality Portfolio............................  733
    DFA Intermediate-Term Extended Quality Portfolio.....................  742
    DFA Investment Grade Portfolio.......................................  751
    DFA Inflation-Protected Securities Portfolio.........................  753
    DFA Short-Term Municipal Bond Portfolio..............................  755
    DFA Intermediate-Term Municipal Bond Portfolio.......................  764
    DFA California Short-Term Municipal Bond Portfolio...................  772
    DFA California Intermediate-Term Municipal Bond Portfolio............  780
    DFA Short-Duration Real Return Portfolio.............................  786
    CSTG&E U.S. Social Core Equity 2 Portfolio...........................  788
    CSTG&E International Social Core Equity Portfolio....................  824
    Dimensional Retirement Equity Fund II................................  872
    Dimensional Retirement Fixed Income Fund II..........................  874
    Dimensional Retirement Fixed Income Fund III.........................  876
    U.S. Social Core Equity 2 Portfolio..................................  878
    U.S. Sustainability Core 1 Portfolio.................................  923
    International Sustainability Core 1 Portfolio........................  969
    DFA International Value ex Tobacco Portfolio......................... 1020
    International Social Core Equity Portfolio........................... 1031
    Emerging Markets Social Core Equity Portfolio........................ 1085
    Tax Managed U.S. Marketwide Value Portfolio.......................... 1147
    Tax Managed U.S. Equity Portfolio.................................... 1148
    Tax Managed U.S. Targeted Value Portfolio............................ 1198
    Tax Managed U.S. Small Cap Portfolio................................. 1228
    T.A. U.S. Core Equity 2 Portfolio.................................... 1267
    Tax-Managed DFA International Value Portfolio........................ 1322
    T.A. World ex U.S. Core Equity Portfolio............................. 1335
    LWAS/DFA International High Book to Market Portfolio................. 1473
    VA U.S. Targeted Value Portfolio..................................... 1474
    VA U.S. Large Value Portfolio........................................ 1501
    VA International Value Portfolio..................................... 1507
    VA International Small Portfolio..................................... 1519
    VA Short-Term Fixed Portfolio........................................ 1571
    VA Global Bond Portfolio............................................. 1575
    DFA VA Global Moderate Allocation Portfolio.......................... 1579
    U.S. Large Cap Growth Portfolio...................................... 1581
    U.S. Small Cap Growth Portfolio...................................... 1589
    International Large Cap Growth Portfolio............................. 1601
    International Small Cap Growth Portfolio............................. 1612

 NOTES TO SCHEDULES OF INVESTMENTS
    Organization......................................................... 1630
    Security Valuation................................................... 1630
    Financial Instruments................................................ 1632

    Federal Tax Cost..................................................... 1643
    Recently Issued Accounting Standards................................. 1645
    Other................................................................ 1645
    Subsequent Event Evaluations......................................... 1646

 THE DFA INVESTMENT TRUST COMPANY

 SCHEDULES OF INVESTMENTS
    The U.S. Large Cap Value Series...................................... 1647
    The DFA International Value Series................................... 1654
    The Japanese Small Company Series.................................... 1667
    The Asia Pacific Small Company Series................................ 1696
    The United Kingdom Small Company Series.............................. 1716
    The Continental Small Company Series................................. 1725
    The Emerging Markets Series.......................................... 1751
    The Emerging Markets Small Cap Series................................ 1774
    The Tax-Managed U.S. Marketwide Value Series......................... 1837

 NOTES TO SCHEDULES OF INVESTMENTS
    Organization......................................................... 1863
    Security Valuation................................................... 1863
    Financial Instruments................................................ 1864
    Federal Tax Cost..................................................... 1864
    Recently Issued Accounting Standards................................. 1864
    Other................................................................ 1865
    Subsequent Event Evaluations......................................... 1865

 DIMENSIONAL EMERGING MARKETS VALUE FUND

 SCHEDULE OF INVESTMENTS................................................. 1866

 NOTES TO SCHEDULE OF INVESTMENTS
    Organization......................................................... 1911
    Security Valuation................................................... 1911
    Financial Instruments................................................ 1912
    Federal Tax Cost..................................................... 1912
    Recently Issued Accounting Standards................................. 1912
    Subsequent Event Evaluations......................................... 1912

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

Investment Abbreviations

 ADR              American Depositary Receipt
 AGM              Assured Guaranty Municipal Corporation
 AMBAC            American Municipal Bond Assurance Corporation
 ASSURED GTY      Assured Guaranty
 BAN              Bond Anticipation Notes
 CP               Certificate Participation
 ETM              Escrowed to Maturity
 FGIC             Federal Guaranty Insurance Corporation
 FPR              Fully Paid Rights
 FSA              Financial Security Assurance
 GDR              Global Depositary Receipt
 GNMA             Government National Mortgage Association
 GO               General Obligation
 GO OF AUTH       General Obligation of Authority
 GO OF DIST       General Obligation of District
 GO OF CMNWLTH    General Obligation of Commonwealth
 GO OF UNIV       General Obligation of University
 NATL-RE          Credit rating enhanced by guaranty or insurance from
                  National Public Finance Guarantee Corp.
 NATL-RE FGIC     National Public Finance Guarantee Corp. Re-insures Financial
                  Guaranty Insurance Co.
 NVDR             Non-Voting Depositary Receipt
 P.L.C.           Public Limited Company
 PSF-GTD          Public School Fund Guarantee
 RB               Revenue Bond
 REIT             Real Estate Investment Trust
 RN               Revenue Note
 SA               Special Assessment
 SCH BD RES FD    School Board Resolution Fund
 SCH BD GTY       School Bond Guaranty
 SCSDE            South Carolina State Department of Education
 SD CRED PROG     School District Credit Program
 SDR              Special Drawing Rights
 SPDR             Standard & Poor's Depositary Receipts
 ST               Special Tax
 ST AID WITHHLDG  State Aid Withholding
 ST GTD           State Guaranteed
 TAN              Tax Anticipation Notes
 TRANS            Tax and Revenue Anticipation Notes
 UP               Unrefunded Portion
 AUD              Australian Dollars
 CAD              Canadian Dollars
 DKK              Danish Krone
 EUR              Euro
 GBP              British Pounds
 JPY              Japanese Yen
 NOK              Norwegian Krone
 NZD              New Zealand Dollars

SEK    Swedish Krona
SGD    Singapore Dollars
USD    United States Dollars

Investment Footnotes

+    See Security Valuation Note within the Notes to
     Schedules of Investments.
++   Securities have generally been fair valued. See
     Security Valuation Note within the Notes to
     Schedules of Investments.
**   Calculated as a percentage of total net assets.
     Percentages shown parenthetically next to the
     category headings have been calculated as a
     percentage of total investments. "Other Securities"
     are those securities that are not among the top 50
     holdings of the Fund or do not represent more than
     1.0% of the net assets of the Fund. Some of the
     individual securities within this category may
     include Total or Partial Securities on Loan and/or
     Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from
     Securities on Loan.
^    Denominated in USD, unless otherwise noted.
^^   See Federal Tax Cost Note within the Notes to
     Schedules of Investments.
o    Security is being fair valued as of January 31, 2014.
-- Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.
## Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors.
     The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
@@   Security segregated as collateral for the Open
     Futures Contracts.
(r) The adjustable/variable rate shown is effective as of January 31, 2014.
(c)  Pre-refunded bonds are collateralized by U.S.
     Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate
     (such as the prime interest rate).

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
___________________________________________________________

CPI  Consumer Price Index

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
BONDS -- (67.3%)

AUSTRALIA -- (4.6%)
Commonwealth Bank of Australia
   3.500%, 03/19/15....................................     $4,000  $ 4,133,984
Westpac Banking Corp.
   1.125%, 09/25/15....................................      4,930    4,981,726
                                                                    -----------
TOTAL AUSTRALIA........................................               9,115,710
                                                                    -----------
BELGIUM -- (1.3%)
Belgium Government International Bond
   2.750%, 03/05/15....................................      2,500    2,562,665
                                                                    -----------
CANADA -- (8.7%)
Enbridge, Inc.
   5.800%, 06/15/14....................................      1,100    1,120,659
Manitoba, Province of Canada
   2.625%, 07/15/15....................................      4,500    4,649,945
Ontario, Province of Canada
   0.950%, 05/26/15....................................      4,500    4,538,421
Royal Bank of Canada
   3.360%, 01/11/16.................................... CAD  5,000    4,642,424
TransAlta Corp.
   4.750%, 01/15/15....................................        925      957,751
TransCanada PipeLines, Ltd.
   3.400%, 06/01/15....................................      1,500    1,555,194
                                                                    -----------
TOTAL CANADA...........................................              17,464,394
                                                                    -----------
FRANCE -- (4.5%)
BNP Paribas SA
   3.250%, 03/11/15....................................      1,500    1,542,888
Orange SA
   4.375%, 07/08/14....................................      1,000    1,016,254
Reseau Ferre de France
   2.375%, 12/23/15.................................... GBP  2,784    4,698,032
Total Capital SA
   3.125%, 10/02/15....................................      1,587    1,658,094
                                                                    -----------
TOTAL FRANCE...........................................               8,915,268
                                                                    -----------
GERMANY -- (2.9%)
KFW
   1.750%, 01/22/16.................................... GBP  3,500    5,852,389
                                                                    -----------
NETHERLANDS -- (8.3%)
Bank Nederlandse Gemeenten
   5.375%, 09/15/15.................................... AUD  6,600    5,958,241
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   2.125%, 10/13/15....................................      5,469    5,617,194

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
NETHERLANDS -- (Continued)
Netherlands Government Bond
   0.250%, 09/12/15....................................     $5,000  $ 4,992,010
                                                                    -----------
TOTAL NETHERLANDS......................................              16,567,445
                                                                    -----------
NEW ZEALAND -- (2.9%)
New Zealand Government Bond
   6.000%, 04/15/15.................................... NZD  7,000    5,840,762
                                                                    -----------
NORWAY -- (2.6%)
Kommunalbanken A.S.
   2.375%, 01/19/16....................................      5,000    5,180,600
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.9%)
European Investment Bank
   3.000%, 12/07/15.................................... GBP  3,000    5,130,325
Inter-American Development Bank
   2.250%, 07/15/15....................................      2,500    2,569,842
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........               7,700,167
                                                                    -----------
SWEDEN -- (2.3%)
Svensk Exportkredit AB
   0.625%, 09/04/15....................................      4,500    4,519,386
                                                                    -----------
UNITED KINGDOM -- (4.5%)
Barclays Bank P.L.C.
   5.200%, 07/10/14....................................        300      306,358
BP Capital Markets P.L.C.
   3.875%, 03/10/15....................................      1,500    1,556,307
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15....................................        700      716,054
United Kingdom Gilt
   2.000%, 01/22/16.................................... GBP  3,500    5,907,498
Vodafone Group P.L.C.
   4.150%, 06/10/14....................................        500      506,444
                                                                    -----------
TOTAL UNITED KINGDOM...................................               8,992,661
                                                                    -----------
UNITED STATES -- (20.8%)
American Express Co.
   7.250%, 05/20/14....................................      1,100    1,122,323
American International Group, Inc.
   3.000%, 03/20/15....................................      1,500    1,540,445
Amgen, Inc.
   4.850%, 11/18/14....................................      1,900    1,965,035
Anheuser-Busch InBev Worldwide, Inc.
   0.800%, 07/15/15....................................      1,000    1,005,590
Assurant, Inc.
   5.625%, 02/15/14....................................      1,000    1,001,349
AT&T, Inc.
   2.500%, 08/15/15....................................      1,606    1,649,816

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
UNITED STATES -- (Continued)
Bank of America Corp.
   7.375%, 05/15/14..................................... $ 1,000 $  1,018,979
Capital One Financial Corp.
   2.125%, 07/15/14.....................................   1,000    1,007,343
Citigroup, Inc.
   6.375%, 08/12/14.....................................     762      785,153
CNA Financial Corp.
   5.850%, 12/15/14.....................................   1,000    1,044,427
Comerica, Inc.
   3.000%, 09/16/15.....................................   1,000    1,038,133
Constellation Energy Group, Inc.
   4.550%, 06/15/15.....................................   1,000    1,048,679
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   4.750%, 10/01/14.....................................   1,500    1,541,648
Enterprise Products Operating LLC
   5.600%, 10/15/14.....................................     500      518,649
Express Scripts Holding Co.
   2.100%, 02/12/15.....................................   1,000    1,014,787
Ford Motor Credit Co. LLC
   2.750%, 05/15/15.....................................   1,000    1,024,328
Freeport-McMoRan Copper & Gold, Inc.
   1.400%, 02/13/15.....................................     500      502,786
General Electric Capital Corp.
   4.875%, 03/04/15.....................................   1,200    1,258,356
Goldman Sachs Group, Inc. (The)
   5.125%, 01/15/15.....................................     894      930,723
Hartford Financial Services Group, Inc.
   4.750%, 03/01/14.....................................   1,580    1,584,737
HSBC USA, Inc.
   2.375%, 02/13/15.....................................   1,000    1,019,395
International Paper Co.
   5.300%, 04/01/15.....................................   1,050    1,102,961
Morgan Stanley
   4.200%, 11/20/14.....................................   1,500    1,543,300
National City Corp.
   4.900%, 01/15/15.....................................   1,500    1,562,275
NextEra Energy Capital Holdings, Inc.
   1.200%, 06/01/15.....................................   1,000    1,005,888
Safeway, Inc.
   5.625%, 08/15/14.....................................   1,500    1,533,593
Spectra Energy Capital LLC
   5.500%, 03/01/14.....................................   1,500    1,505,327
Time Warner Cable, Inc.
   3.500%, 02/01/15.....................................   1,000    1,026,326
Toyota Motor Credit Corp.
   0.875%, 07/17/15.....................................   2,000    2,014,550
Viacom, Inc.
   4.375%, 09/15/14.....................................   1,500    1,534,935

                                                          FACE
                                                         AMOUNT^
                                                          (000)     VALUE+
                                                         ------- ------------
UNITED STATES -- (Continued)
WellPoint, Inc.
   5.000%, 12/15/14..................................... $ 1,572 $  1,633,932
Wells Fargo & Co.
   1.500%, 07/01/15.....................................   1,500    1,520,394
Williams Partners L.P.
   3.800%, 02/15/15.....................................   1,000    1,030,247
Xerox Corp.
   4.250%, 02/15/15.....................................   1,000    1,034,597
                                                                 ------------
TOTAL UNITED STATES.....................................           41,671,006
                                                                 ------------
TOTAL BONDS.............................................          134,382,453
                                                                 ------------
AGENCY OBLIGATIONS -- (19.3%)
Federal Home Loan Bank
   1.750%, 09/11/15.....................................   4,000    4,091,760
Federal Home Loan Mortgage Corporation
   1.750%, 09/10/15.....................................  17,500   17,916,973
Federal National Mortgage Association
   4.375%, 10/15/15.....................................   5,000    5,344,305
   1.625%, 10/26/15.....................................  11,000   11,248,809
                                                                 ------------
TOTAL AGENCY OBLIGATIONS................................           38,601,847
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (9.5%)
U.S. Treasury Notes
   @@ 0.375%, 01/15/16..................................  19,000   19,017,822

                                                         SHARES
                                                         -------
EXCHANGE-TRADED FUNDS -- (3.9%)
UNITED STATES -- (3.9%)
   SPDR S&P 500 ETF Trust...............................  44,100    7,857,738
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $196,268,944)^^...................................         $199,859,860
                                                                 ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Bonds
   Australia......................         -- $  9,115,710   --    $  9,115,710
   Belgium........................         --    2,562,665   --       2,562,665
   Canada.........................         --   17,464,394   --      17,464,394
   France.........................         --    8,915,268   --       8,915,268
   Germany........................         --    5,852,389   --       5,852,389
   Netherlands....................         --   16,567,445   --      16,567,445
   New Zealand....................         --    5,840,762   --       5,840,762
   Norway.........................         --    5,180,600   --       5,180,600
   Supranational Organization
     Obligations..................         --    7,700,167   --       7,700,167
   Sweden.........................         --    4,519,386   --       4,519,386
   United Kingdom.................         --    8,992,661   --       8,992,661
   United States..................         --   41,671,006   --      41,671,006
Agency Obligations................         --   38,601,847   --      38,601,847
U.S. Treasury Obligations.........         --   19,017,822   --      19,017,822
Exchange-Traded Funds............. $7,857,738           --   --       7,857,738
Futures Contracts**...............  1,816,550           --   --       1,816,550
Forward Currency Contracts**......         --      322,010   --         322,010
                                   ---------- ------------   --    ------------
TOTAL............................. $9,674,288 $192,324,132   --    $201,998,420
                                   ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        U.S. LARGE CAP EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (83.3%)

Consumer Discretionary -- (11.5%)
#   Abercrombie & Fitch Co. Class A....................  1,639 $   57,988
    Advance Auto Parts, Inc............................    678     77,841
#   Allison Transmission Holdings, Inc.................  3,096     88,948
#*  Amazon.com, Inc....................................  3,008  1,078,940
*   AMC Networks, Inc. Class A.........................    730     47,041
*   Ascena Retail Group, Inc...........................  3,200     60,032
#   Autoliv, Inc.......................................  2,052    186,055
*   AutoNation, Inc....................................    813     40,154
#*  Bed Bath & Beyond, Inc.............................  1,929    123,167
#   Best Buy Co., Inc..................................  5,932    139,639
#   BorgWarner, Inc....................................  2,278    122,329
    Brunswick Corp.....................................  1,550     64,263
#*  Cabela's, Inc......................................  1,321     88,322
#   Cablevision Systems Corp. Class A..................  2,351     37,710
#*  CarMax, Inc........................................  2,608    117,647
#   Carnival Corp......................................  2,571    100,757
#   Carter's, Inc......................................  1,241     83,457
    CBS Corp. Class B..................................  4,980    292,426
#*  Charter Communications, Inc. Class A...............    892    122,204
#*  Chipotle Mexican Grill, Inc........................    254    140,198
#   Cinemark Holdings, Inc.............................  2,673     78,346
#   Coach, Inc.........................................  2,269    108,662
    Comcast Corp. Class A.............................. 17,262    939,916
    Comcast Corp. Special Class A......................  3,832    200,605
#   Dana Holding Corp..................................  3,382     63,987
    Darden Restaurants, Inc............................  2,148    106,197
    Delphi Automotive P.L.C............................  2,555    155,574
    Dick's Sporting Goods, Inc.........................  1,035     54,337
    Dillard's, Inc. Class A............................  1,305    113,926
*   DIRECTV............................................  3,398    235,923
*   Discovery Communications, Inc. Class A.............  1,030     82,173
#*  Discovery Communications, Inc. Class C.............    458     33,764
*   DISH Network Corp. Class A.........................  1,998    112,647
#*  Dollar General Corp................................  2,999    168,904
#*  Dollar Tree, Inc...................................  1,924     97,200
#   DR Horton, Inc.....................................  4,627    108,642
#   DSW, Inc. Class A..................................  1,114     41,942
#   Dunkin' Brands Group, Inc..........................  1,588     73,890
    Expedia, Inc.......................................  1,664    108,127
    Family Dollar Stores, Inc..........................  1,227     75,853
*   Fifth & Pacific Cos., Inc..........................  1,751     50,254
    Foot Locker, Inc...................................  3,128    120,741
    Ford Motor Co...................................... 41,485    620,616
#*  Fossil Group, Inc..................................    521     58,263
#   GameStop Corp. Class A.............................  4,008    140,561
#   Gannett Co., Inc...................................  4,491    123,637
    Gap, Inc. (The)....................................  2,074     78,978
#   Garmin, Ltd........................................  1,964     88,478
*   General Motors Co..................................  8,425    303,974
#   Gentex Corp........................................  2,757     89,299
#   Genuine Parts Co...................................  1,571    129,215

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE+
                                                            ------ ----------
Consumer Discretionary -- (Continued)
#   GNC Holdings, Inc. Class A.............................  2,069 $  105,747
#   Goodyear Tire & Rubber Co. (The).......................  3,914     92,605
    Graham Holdings Co. Class B............................    108     67,614
#*  Groupon, Inc...........................................  2,889     30,219
    H&R Block, Inc.........................................  2,350     71,440
    Hanesbrands, Inc.......................................    953     67,796
#   Harley-Davidson, Inc...................................  2,414    148,920
#   Harman International Industries, Inc...................  1,037    107,257
#   Hasbro, Inc............................................  1,280     62,874
    Home Depot, Inc. (The)................................. 13,363  1,026,947
#*  HomeAway, Inc..........................................    883     36,079
*   Hyatt Hotels Corp. Class A.............................    518     24,755
    International Game Technology..........................  5,685     82,035
    Interpublic Group of Cos., Inc. (The)..................  6,334    103,371
    Johnson Controls, Inc..................................  6,102    281,424
#   Kohl's Corp............................................  5,029    254,618
    L Brands, Inc..........................................  1,990    104,196
*   Lamar Advertising Co. Class A..........................  1,414     68,805
    Las Vegas Sands Corp...................................  3,819    292,230
#   Lear Corp..............................................  1,928    139,452
#   Leggett & Platt, Inc...................................  2,296     68,926
#   Lennar Corp. Class A...................................  1,929     77,469
*   Liberty Global P.L.C. Class A..........................  1,583    126,529
*   Liberty Global P.L.C. Series C.........................  1,337    106,064
#*  Liberty Interactive Corp. Class A......................  6,871    183,524
*   Liberty Media Corp. Class A............................  1,474    193,964
*   Liberty Ventures Series A..............................    903    104,748
#   Lions Gate Entertainment Corp..........................  2,291     74,068
*   Live Nation Entertainment, Inc.........................  6,386    135,830
*   LKQ Corp...............................................  2,072     56,089
    Lowe's Cos., Inc.......................................  8,730    404,112
#*  Lululemon Athletica, Inc...............................    970     44,319
    Macy's, Inc............................................  4,335    230,622
#*  Madison Square Garden Co. (The) Class A................    918     53,272
#   Marriott International, Inc. Class A...................  1,972     97,220
    Mattel, Inc............................................  3,239    122,564
    McDonald's Corp........................................  7,943    747,992
*   MGM Resorts International..............................  6,324    154,053
*   Michael Kors Holdings, Ltd.............................  1,976    157,942
#*  Mohawk Industries, Inc.................................  1,021    145,166
#   Morningstar, Inc.......................................    688     53,114
*   Murphy USA, Inc........................................    641     24,832
#*  Netflix, Inc...........................................    228     93,327
    Newell Rubbermaid, Inc.................................  2,984     92,206
#*  News Corp. Class A.....................................  5,000     79,800
#*  News Corp. Class B.....................................  2,243     35,013
    NIKE, Inc. Class B.....................................  5,609    408,616
#   Nordstrom, Inc.........................................  1,701     97,722
*   NVR, Inc...............................................     56     64,591
#*  O'Reilly Automotive, Inc...............................  1,049    137,398
    Omnicom Group, Inc.....................................  1,541    111,846
#*  Panera Bread Co. Class A...............................    502     84,873
#*  Penn National Gaming, Inc..............................  1,617     18,967

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Penske Automotive Group, Inc.......................  2,202 $    94,488
#   PetSmart, Inc......................................    921      58,023
#   Polaris Industries, Inc............................    605      75,746
*   priceline.com, Inc.................................    412     471,695
#   PulteGroup, Inc....................................  2,292      46,573
#   PVH Corp...........................................  1,116     134,891
    Ralph Lauren Corp..................................    515      80,798
    Ross Stores, Inc...................................  1,910     129,708
#   Royal Caribbean Cruises, Ltd.......................  2,723     135,061
*   Sally Beauty Holdings, Inc.........................  1,608      45,635
    Scripps Networks Interactive, Inc. Class A.........    942      68,314
#*  Sears Holdings Corp................................  1,450      52,736
    Service Corp. International/US.....................  5,318      94,129
#   Signet Jewelers, Ltd...............................  1,055      83,925
#   Sinclair Broadcast Group, Inc. Class A.............  1,610      50,586
#*  Sirius XM Holdings, Inc............................ 24,475      87,620
    Sotheby's..........................................    898      43,032
#   Staples, Inc....................................... 12,015     158,117
    Starbucks Corp.....................................  7,051     501,467
    Starwood Hotels & Resorts Worldwide, Inc...........  1,659     123,944
#*  Starz..............................................  1,278      35,758
#   Target Corp........................................  4,740     268,474
#*  Tesla Motors, Inc..................................    502      91,068
#   Tiffany & Co.......................................    978      81,360
    Time Warner Cable, Inc.............................  3,035     404,474
    Time Warner, Inc...................................  7,874     494,723
    TJX Cos., Inc......................................  6,813     390,794
*   Toll Brothers, Inc.................................  2,288      84,084
    Tractor Supply Co..................................  1,325      88,126
*   TripAdvisor, Inc...................................  1,095      84,523
*   TRW Automotive Holdings Corp.......................  2,710     200,946
#   Tupperware Brands Corp.............................    916      71,778
#   Twenty-First Century Fox, Inc. Class A............. 10,029     319,123
    Twenty-First Century Fox, Inc. Class B.............  2,877      89,877
*   Ulta Salon Cosmetics & Fragrance, Inc..............    574      49,198
#*  Under Armour, Inc. Class A.........................    633      68,434
#*  Urban Outfitters, Inc..............................  1,056      37,826
    VF Corp............................................  2,392     139,812
    Viacom, Inc. Class A...............................    134      11,039
    Viacom, Inc. Class B...............................  3,533     290,059
*   Visteon Corp.......................................  1,065      86,276
    Walt Disney Co. (The).............................. 12,244     889,037
#   Wendy's Co. (The)..................................  5,283      47,917
    Whirlpool Corp.....................................  1,749     233,142
#   Williams-Sonoma, Inc...............................  2,237     121,961
    Wyndham Worldwide Corp.............................  2,087     148,052
#   Wynn Resorts, Ltd..................................    518     112,624
    Yum! Brands, Inc...................................  4,384     294,386
                                                               -----------
Total Consumer Discretionary...........................         23,360,270
                                                               -----------
Consumer Staples -- (7.1%)
    Altria Group, Inc.................................. 18,596     654,951
    Archer-Daniels-Midland Co..........................  4,620     182,398

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    Avon Products, Inc.................................  3,081 $   45,876
#   Beam, Inc..........................................  2,151    179,178
#   Brown-Forman Corp. Class A.........................    358     27,573
#   Brown-Forman Corp. Class B.........................    975     75,075
    Bunge, Ltd.........................................  2,014    152,581
#   Campbell Soup Co...................................  2,204     90,827
    Church & Dwight Co., Inc...........................  1,809    116,825
#   Clorox Co. (The)...................................  1,137    100,363
    Coca-Cola Co. (The)................................ 32,239  1,219,279
    Coca-Cola Enterprises, Inc.........................  4,123    178,485
    Colgate-Palmolive Co...............................  8,658    530,129
#   ConAgra Foods, Inc.................................  4,506    143,246
*   Constellation Brands, Inc. Class A.................  1,792    137,393
    Costco Wholesale Corp..............................  3,643    409,327
    CVS Caremark Corp.................................. 10,325    699,209
    Dr Pepper Snapple Group, Inc.......................  3,170    151,780
#   Energizer Holdings, Inc............................  1,296    122,472
    Estee Lauder Cos., Inc. (The) Class A..............  2,096    144,079
    Flowers Foods, Inc.................................  3,865     80,972
#   General Mills, Inc.................................  4,699    225,646
#   Green Mountain Coffee Roasters, Inc................  1,879    152,199
*   Hain Celestial Group, Inc. (The)...................    651     59,820
#   Herbalife, Ltd.....................................  1,227     78,982
#   Hershey Co. (The)..................................  1,356    134,786
    Hillshire Brands Co................................  2,087     74,339
#   Hormel Foods Corp..................................  1,800     81,792
#   Ingredion, Inc.....................................  2,056    128,089
#   JM Smucker Co. (The)...............................  1,632    157,308
    Kellogg Co.........................................  1,693     98,160
    Kimberly-Clark Corp................................  3,635    397,560
    Kraft Foods Group, Inc.............................  4,664    244,160
    Kroger Co. (The)...................................  5,880    212,268
    Lorillard, Inc.....................................  2,348    115,569
#   McCormick & Co., Inc...............................    837     53,719
    Mead Johnson Nutrition Co..........................  1,860    143,015
#   Molson Coors Brewing Co. Class B...................  2,181    114,808
    Mondelez International, Inc. Class A............... 11,530    377,608
*   Monster Beverage Corp..............................  1,414     96,011
    Nu Skin Enterprises, Inc. Class A..................    695     59,179
    PepsiCo, Inc....................................... 12,531  1,006,991
    Philip Morris International, Inc...................  7,357    574,876
*   Pilgrim's Pride Corp...............................  4,150     69,430
#   Pricesmart, Inc....................................    408     37,087
    Procter & Gamble Co. (The)......................... 19,721  1,511,023
    Reynolds American, Inc.............................  2,783    134,976
*   Rite Aid Corp...................................... 10,428     57,875
    Safeway, Inc.......................................  6,868    214,556
#*  Seaboard Corp......................................      4     10,200
    Spectrum Brands Holdings, Inc......................  1,004     75,551
#   Sysco Corp.........................................  4,817    168,980
#   Tyson Foods, Inc. Class A..........................  5,856    219,014
*   United Natural Foods, Inc..........................    743     50,205
    Wal-Mart Stores, Inc............................... 18,810  1,404,731

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    Walgreen Co........................................  6,726 $   385,736
#   Whole Foods Market, Inc............................  2,570     134,308
                                                               -----------
Total Consumer Staples                                          14,502,575
                                                               -----------
Energy -- (9.2%)
    Anadarko Petroleum Corp............................  3,853     310,899
#   Apache Corp........................................  4,339     348,248
#*  Atwood Oceanics, Inc...............................  1,717      81,386
    Baker Hughes, Inc..................................  3,216     182,154
#   Cabot Oil & Gas Corp...............................  3,541     141,569
*   Cameron International Corp.........................  1,153      69,145
#*  Cheniere Energy, Inc...............................  1,002      44,028
#   Chesapeake Energy Corp............................. 12,154     327,064
    Chevron Corp....................................... 20,425   2,280,043
    Cimarex Energy Co..................................  1,758     172,249
*   Cobalt International Energy, Inc...................  1,520      24,882
*   Concho Resources, Inc..............................  2,321     226,971
    ConocoPhillips..................................... 12,220     793,689
    CONSOL Energy, Inc.................................  3,027     113,059
#*  Continental Resources, Inc.........................    383      42,207
    Core Laboratories NV...............................    396      70,852
#*  Denbury Resources, Inc.............................  4,861      78,116
    Devon Energy Corp..................................  3,533     209,224
#   Diamond Offshore Drilling, Inc.....................  1,472      71,451
#*  Dresser-Rand Group, Inc............................  1,357      77,349
*   Dril-Quip, Inc.....................................    606      60,939
    Energen Corp.......................................    981      69,376
    EOG Resources, Inc.................................  3,335     551,075
#   EQT Corp...........................................    998      92,624
    Exxon Mobil Corp................................... 45,374   4,181,668
#*  FMC Technologies, Inc..............................  1,808      89,388
#*  Gulfport Energy Corp...............................  1,102      67,167
    Halliburton Co.....................................  9,775     479,073
#   Helmerich & Payne, Inc.............................  2,146     188,934
    Hess Corp..........................................  3,251     245,418
#   HollyFrontier Corp.................................  4,248     196,682
#   Kinder Morgan, Inc.................................  4,401     149,678
*   Kosmos Energy, Ltd.................................  5,012      51,824
#*  Laredo Petroleum, Inc..............................  2,647      65,487
    Marathon Oil Corp..................................  8,550     280,355
    Marathon Petroleum Corp............................  3,687     320,953
#   Murphy Oil Corp....................................  2,567     145,318
#   Nabors Industries, Ltd.............................  6,763     115,512
    National Oilwell Varco, Inc........................  3,081     231,106
#*  Newfield Exploration Co............................  3,500      86,695
    Noble Corp. P.L.C..................................  4,090     126,913
    Noble Energy, Inc..................................  3,961     246,889
#*  Oasis Petroleum, Inc...............................  2,867     119,869
    Occidental Petroleum Corp..........................  8,555     749,161
    Oceaneering International, Inc.....................  1,103      75,170
#*  Oil States International, Inc......................  1,445     135,758
#   ONEOK, Inc.........................................  2,770     189,717
#   Patterson-UTI Energy, Inc..........................  3,518      90,377

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
#   Peabody Energy Corp................................  4,708 $    80,271
    Phillips 66........................................  4,161     304,128
    Pioneer Natural Resources Co.......................    885     149,848
#   QEP Resources, Inc.................................  4,254     131,406
#   Range Resources Corp...............................  1,286     110,840
#*  Rowan Cos. P.L.C. Class A..........................  2,040      63,995
#   RPC, Inc...........................................  3,262      55,552
    Schlumberger, Ltd.................................. 11,745   1,028,510
    SM Energy Co.......................................  1,978     163,699
*   Southwestern Energy Co.............................  5,921     240,926
#   Spectra Energy Corp................................  4,576     164,507
    Superior Energy Services, Inc......................  3,278      77,492
    Targa Resources Corp...............................    738      66,634
    Tesoro Corp........................................  2,610     134,467
#   Transocean, Ltd....................................  2,338     101,189
#*  Ultra Petroleum Corp...............................  1,422      34,057
    Valero Energy Corp.................................  4,793     244,922
*   Weatherford International, Ltd..................... 13,261     179,554
*   Whiting Petroleum Corp.............................  2,438     142,330
    Williams Cos., Inc. (The)..........................  5,059     204,839
*   WPX Energy, Inc....................................  3,551      67,647
                                                               -----------
Total Energy...........................................         18,814,524
                                                               -----------
Financials -- (11.3%)
    ACE, Ltd...........................................  2,459     230,679
*   Affiliated Managers Group, Inc.....................    442      88,064
    Aflac, Inc.........................................  5,183     325,389
*   Alleghany Corp.....................................    208      77,445
    Allied World Assurance Co. Holdings AG.............    583      60,002
    Allstate Corp. (The)...............................  4,065     208,128
*   Altisource Portfolio Solutions SA..................    400      52,296
*   American Capital, Ltd..............................  4,942      77,145
    American Express Co................................  7,893     671,063
#   American Financial Group, Inc......................  1,651      90,673
    American International Group, Inc..................  9,834     471,639
    Ameriprise Financial, Inc..........................  1,652     174,517
    Aon P.L.C..........................................  2,512     202,115
*   Arch Capital Group, Ltd............................  1,756      94,490
    Arthur J Gallagher & Co............................  1,742      80,533
#   Assurant, Inc......................................  1,270      82,994
#   Assured Guaranty, Ltd..............................  2,897      61,272
    Axis Capital Holdings, Ltd.........................  2,212      99,584
    Bank of America Corp............................... 75,338   1,261,911
#   Bank of New York Mellon Corp. (The)................  8,164     260,921
#   BB&T Corp..........................................  5,195     194,345
*   Berkshire Hathaway, Inc. Class B...................  8,256     921,370
    BlackRock, Inc.....................................    968     290,855
#   BOK Financial Corp.................................  1,052      67,601
    Brown & Brown, Inc.................................  2,876      90,565
    Capital One Financial Corp.........................  4,034     284,841
    CBOE Holdings, Inc.................................  1,497      77,874
*   CBRE Group, Inc. Class A...........................  3,491      92,651
    Charles Schwab Corp. (The).........................  8,253     204,839

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Chubb Corp. (The)..................................  1,720 $  145,409
#   Cincinnati Financial Corp..........................  2,404    116,474
    CIT Group, Inc.....................................  2,682    124,847
    Citigroup, Inc..................................... 21,331  1,011,729
#   City National Corp.................................  1,041     75,316
#   CME Group, Inc.....................................  2,250    168,210
    CNA Financial Corp.................................    553     21,722
#   Comerica, Inc......................................  2,346    107,447
    Commerce Bancshares, Inc...........................  1,795     78,029
    Cullen/Frost Bankers, Inc..........................  1,101     81,496
    Discover Financial Services........................  4,751    254,891
*   E*TRADE Financial Corp.............................  4,966     99,419
    East West Bancorp, Inc.............................  3,214    107,540
#   Eaton Vance Corp...................................  2,155     82,041
    Erie Indemnity Co. Class A.........................    768     53,891
    Everest Re Group, Ltd..............................    599     86,711
#   Fidelity National Financial, Inc. Class A..........  4,714    148,680
#   Fifth Third Bancorp................................ 11,229    236,034
    First Niagara Financial Group, Inc.................  6,123     52,903
    First Republic Bank................................  2,316    112,395
    FirstMerit Corp....................................  2,975     60,541
#*  Forest City Enterprises, Inc. Class A..............  3,215     58,481
    Franklin Resources, Inc............................  3,657    190,201
#*  Genworth Financial, Inc. Class A...................  6,943    102,409
    Goldman Sachs Group, Inc. (The)....................  3,819    626,774
    Hartford Financial Services Group, Inc.............  7,764    258,153
    HCC Insurance Holdings, Inc........................  1,592     68,313
*   Howard Hughes Corp. (The)..........................    671     83,721
    Huntington Bancshares, Inc......................... 10,514     95,362
    IntercontinentalExchange Group, Inc................    616    128,615
#   Invesco, Ltd.......................................  5,966    198,369
    Jones Lang LaSalle, Inc............................  1,003    114,603
    JPMorgan Chase & Co................................ 26,052  1,442,239
    KeyCorp............................................ 12,667    161,631
#   Legg Mason, Inc....................................  2,241     94,906
    Leucadia National Corp.............................  4,728    129,216
#   Lincoln National Corp..............................  3,579    171,899
#   Loews Corp.........................................  2,259    100,729
    LPL Financial Holdings, Inc........................  2,168    116,053
#   M&T Bank Corp......................................  2,188    243,984
#*  Markel Corp........................................    173     93,271
    Marsh & McLennan Cos., Inc.........................  4,657    212,871
    McGraw Hill Financial, Inc.........................  2,404    182,800
    MetLife, Inc.......................................  6,728    330,008
    Moody's Corp.......................................  1,943    144,909
#   Morgan Stanley..................................... 10,429    307,760
*   MSCI, Inc..........................................  2,246     95,949
    NASDAQ OMX Group, Inc. (The).......................  2,367     90,301
#   New York Community Bancorp, Inc....................  5,652     91,506
    Northern Trust Corp................................  3,219    193,848
#*  Ocwen Financial Corp...............................  1,417     62,546
    Old Republic International Corp....................  4,693     73,305
    PartnerRe, Ltd.....................................    875     85,899

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
#   People's United Financial, Inc.....................  5,614 $    79,775
    PNC Financial Services Group, Inc. (The)...........  3,586     286,450
*   Popular, Inc.......................................  1,497      39,521
    Principal Financial Group, Inc.....................  3,984     173,583
    ProAssurance Corp..................................    758      35,217
#   Progressive Corp. (The)............................ 11,469     266,540
#   Prosperity Bancshares, Inc.........................  1,243      77,762
#   Protective Life Corp...............................  1,224      59,988
    Prudential Financial, Inc..........................  3,276     276,462
#   Raymond James Financial, Inc.......................  1,913      97,391
#   Regions Financial Corp............................. 17,764     180,660
    Reinsurance Group of America, Inc..................  1,142      85,273
#   RenaissanceRe Holdings, Ltd........................    899      81,548
    SEI Investments Co.................................  1,497      50,988
#*  Signature Bank.....................................    740      90,324
    SLM Corp........................................... 12,251     278,833
    State Street Corp..................................  3,101     207,612
#   SunTrust Banks, Inc................................  3,444     127,497
*   SVB Financial Group................................  1,203     135,013
    T Rowe Price Group, Inc............................  2,086     163,626
    TD Ameritrade Holding Corp.........................  4,042     126,312
*   TFS Financial Corp.................................  3,372      38,711
#   Torchmark Corp.....................................  1,229      92,359
    Travelers Cos., Inc. (The).........................  4,677     380,147
    U.S. Bancorp....................................... 15,874     630,674
#   Unum Group.........................................  3,614     116,371
    Validus Holdings, Ltd..............................  1,707      61,315
#   Waddell & Reed Financial, Inc. Class A.............  1,546     100,212
    Wells Fargo & Co................................... 44,451   2,015,408
    Willis Group Holdings P.L.C........................    884      38,065
    WR Berkley Corp....................................  2,841     110,117
    XL Group P.L.C.....................................  2,870      82,484
#   Zions BanCorp......................................  3,054      87,802
                                                               -----------
Total Financials.......................................         23,146,197
                                                               -----------
Health Care -- (10.4%)
    Abbott Laboratories................................ 10,589     388,193
    AbbVie, Inc........................................ 15,096     743,176
*   Actavis P.L.C......................................    947     178,964
    Aetna, Inc.........................................  4,354     297,509
    Agilent Technologies, Inc..........................  2,566     149,213
*   Alexion Pharmaceuticals, Inc.......................  1,107     175,714
*   Align Technology, Inc..............................  1,068      63,461
*   Alkermes P.L.C.....................................  1,468      71,462
    Allergan, Inc......................................  1,554     178,088
*   Alnylam Pharmaceuticals, Inc.......................    496      41,495
    AmerisourceBergen Corp.............................  2,073     139,347
    Amgen, Inc.........................................  5,327     633,647
#*  athenahealth, Inc..................................    379      55,865
#   Baxter International, Inc..........................  3,790     258,857
#   Becton Dickinson and Co............................  1,538     166,289
*   Bio-Rad Laboratories, Inc. Class A.................    312      39,661
*   Biogen Idec, Inc...................................  1,945     608,085

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   BioMarin Pharmaceutical, Inc.......................    720 $   49,594
*   Boston Scientific Corp............................. 18,737    253,512
    Bristol-Myers Squibb Co............................ 10,938    546,572
*   Brookdale Senior Living, Inc.......................  1,024     28,119
*   Bruker Corp........................................  2,980     60,643
    Cardinal Health, Inc...............................  3,614    245,824
*   CareFusion Corp....................................  2,831    115,420
*   Celgene Corp.......................................  3,401    516,714
*   Centene Corp.......................................    582     35,269
*   Cerner Corp........................................  2,100    119,469
    Cigna Corp.........................................  2,811    242,617
#*  Community Health Systems, Inc......................  2,307     95,533
    Cooper Cos., Inc. (The)............................    548     68,105
#*  Covance, Inc.......................................    884     83,591
    Covidien P.L.C.....................................  3,869    264,021
    CR Bard, Inc.......................................    695     90,065
#*  Cubist Pharmaceuticals, Inc........................  1,010     73,821
*   DaVita HealthCare Partners, Inc....................  3,473    225,502
    DENTSPLY International, Inc........................  1,735     80,053
    Eli Lilly & Co..................................... 11,327    611,771
#*  Endo Health Solutions, Inc.........................  2,720    179,194
*   Express Scripts Holding Co.........................  6,988    521,934
*   Forest Laboratories, Inc...........................  3,199    212,094
#*  Gilead Sciences, Inc............................... 12,636  1,019,093
*   HCA Holdings, Inc..................................  2,237    112,454
*   Henry Schein, Inc..................................  1,169    134,306
#*  Hologic, Inc.......................................  3,376     72,111
#*  Hospira, Inc.......................................  2,014     88,636
    Humana, Inc........................................  3,316    322,647
#*  IDEXX Laboratories, Inc............................    931    106,376
#*  Illumina, Inc......................................    518     78,736
#*  Incyte Corp., Ltd..................................    928     60,803
*   Intuitive Surgical, Inc............................    180     73,364
#*  Isis Pharmaceuticals, Inc..........................    909     46,413
#*  Jazz Pharmaceuticals P.L.C.........................    791    119,963
    Johnson & Johnson.................................. 24,589  2,175,389
#*  Laboratory Corp. of America Holdings...............  1,309    117,587
#*  Mallinckrodt P.L.C.................................    329     19,026
    McKesson Corp......................................  1,932    336,960
#*  Medivation, Inc....................................    610     48,556
#*  MEDNAX, Inc........................................  1,894    105,382
    Medtronic, Inc.....................................  8,864    501,348
    Merck & Co., Inc................................... 21,063  1,115,707
#*  Mettler-Toledo International, Inc..................    249     61,329
*   Mylan, Inc.........................................  3,915    177,780
#   Omnicare, Inc......................................  1,463     91,379
#*  Opko Health, Inc...................................  4,868     38,603
#   Patterson Cos., Inc................................  2,261     90,350
    PerkinElmer, Inc...................................  1,767     77,041
    Perrigo Co. P.L.C..................................  1,114    173,405
    Pfizer, Inc........................................ 56,469  1,716,658
#   Quest Diagnostics, Inc.............................  3,183    167,107
#   Questcor Pharmaceuticals, Inc......................    967     64,799

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U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#*  Regeneron Pharmaceuticals, Inc.....................    662 $   191,047
#   ResMed, Inc........................................  1,203      52,463
#*  Salix Pharmaceuticals, Ltd.........................  1,026      99,871
#*  Seattle Genetics, Inc..............................    987      44,277
#*  Sirona Dental Systems, Inc.........................    889      63,955
    St Jude Medical, Inc...............................  2,971     180,429
    Stryker Corp.......................................  1,690     131,144
#   Teleflex, Inc......................................    596      55,809
*   Tenet Healthcare Corp..............................  1,922      88,431
#*  Theravance, Inc....................................  1,010      37,188
    Thermo Fisher Scientific, Inc......................  2,540     292,456
#*  United Therapeutics Corp...........................  1,083     111,137
    UnitedHealth Group, Inc............................ 10,774     778,745
    Universal Health Services, Inc. Class B............  2,178     178,640
*   Varian Medical Systems, Inc........................    945      76,838
*   Vertex Pharmaceuticals, Inc........................    924      73,033
#*  Waters Corp........................................    679      73,515
    WellPoint, Inc.....................................  2,142     184,212
    Zimmer Holdings, Inc...............................  2,550     239,623
                                                               -----------
Total Health Care......................................         21,174,584
                                                               -----------
Industrials -- (11.1%)
    3M Co..............................................  5,884     754,270
#   Acuity Brands, Inc.................................    699      88,801
*   AECOM Technology Corp..............................  1,091      31,279
#   AGCO Corp..........................................  2,645     141,058
    Alaska Air Group, Inc..............................  2,518     199,098
#*  Allegion P.L.C.....................................    601      29,659
    Alliant Techsystems, Inc...........................    918     131,917
    AMERCO.............................................    605     134,752
    AMETEK, Inc........................................  2,490     123,056
    AO Smith Corp......................................  1,079      50,950
*   Avis Budget Group, Inc.............................  1,925      72,592
*   B/E Aerospace, Inc.................................  1,188      94,410
#   Babcock & Wilcox Co. (The).........................  1,927      66,058
    Boeing Co. (The)...................................  6,653     833,355
    Carlisle Cos., Inc.................................  1,367     101,882
#   Caterpillar, Inc...................................  7,328     688,172
#   CH Robinson Worldwide, Inc.........................  1,333      78,034
#*  Chart Industries, Inc..............................    275      23,496
    Chicago Bridge & Iron Co. NV.......................  1,155      86,613
#   Cintas Corp........................................  1,588      90,627
#*  Clean Harbors, Inc.................................  1,175      65,894
#*  Colfax Corp........................................  1,023      61,636
    Copa Holdings SA Class A...........................    339      44,307
*   Copart, Inc........................................  1,945      66,675
    Crane Co...........................................  1,416      89,435
    CSX Corp...........................................  9,190     247,303
#   Cummins, Inc.......................................  1,655     210,152
    Danaher Corp.......................................  3,859     287,071
    Deere & Co.........................................  3,278     281,777
    Delta Air Lines, Inc...............................  7,511     229,912
#   Donaldson Co., Inc.................................  1,206      49,760

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Dover Corp.........................................  2,389 $  206,792
    Eaton Corp. P.L.C..................................  3,422    250,114
    Emerson Electric Co................................  6,739    444,370
#   Equifax, Inc.......................................  1,707    119,592
    Exelis, Inc........................................  3,632     71,151
#   Expeditors International of Washington, Inc........  1,652     67,501
#   Fastenal Co........................................  2,942    129,242
#   FedEx Corp.........................................  3,190    425,291
    Flowserve Corp.....................................  1,199     86,724
    Fluor Corp.........................................  2,422    183,975
    Fortune Brands Home & Security, Inc................  1,828     82,370
#   Generac Holdings, Inc..............................  1,233     59,344
#   General Dynamics Corp..............................  1,608    162,906
    General Electric Co................................ 71,008  1,784,431
#*  Genesee & Wyoming, Inc. Class A....................    902     81,487
    Graco, Inc.........................................  1,166     81,025
*   Hertz Global Holdings, Inc......................... 12,600    327,852
*   Hexcel Corp........................................  1,647     68,647
    Honeywell International, Inc.......................  6,182    563,984
#   Hubbell, Inc. Class A..............................    100     10,571
#   Hubbell, Inc. Class B..............................    708     82,645
    Huntington Ingalls Industries, Inc.................    992     94,260
    IDEX Corp..........................................  1,085     78,131
#*  IHS, Inc. Class A..................................    563     63,850
#   Illinois Tool Works, Inc...........................  3,735    294,579
    Ingersoll-Rand P.L.C...............................  2,991    175,841
#   Iron Mountain, Inc.................................  3,684     97,294
#   ITT Corp...........................................  1,879     76,945
#*  Jacobs Engineering Group, Inc......................  1,750    106,242
#   JB Hunt Transport Services, Inc....................  1,131     84,882
#   Joy Global, Inc....................................  3,398    179,380
#   Kansas City Southern...............................  1,252    132,199
    KAR Auction Services, Inc..........................  3,024     84,128
    KBR, Inc...........................................  3,277    102,570
#   Kennametal, Inc....................................  1,913     82,909
#*  Kirby Corp.........................................  1,543    153,976
#   L-3 Communications Holdings, Inc...................  1,502    166,827
#   Lennox International, Inc..........................    898     77,731
    Lincoln Electric Holdings, Inc.....................    747     51,692
    Lockheed Martin Corp...............................  2,573    388,291
#   Manpowergroup, Inc.................................  1,315    102,438
#   Masco Corp.........................................  2,836     60,010
#*  Middleby Corp......................................    289     71,262
#   MSC Industrial Direct Co., Inc. Class A............  1,055     88,641
    Nielsen Holdings NV................................  5,348    226,167
    Nordson Corp.......................................  1,228     85,125
    Norfolk Southern Corp..............................  2,609    241,567
    Northrop Grumman Corp..............................  2,279    263,338
#*  Old Dominion Freight Line, Inc.....................  1,974    107,070
    Oshkosh Corp.......................................  2,396    129,719
*   Owens Corning......................................  2,560     97,664
#   PACCAR, Inc........................................  3,221    180,376
    Pall Corp..........................................    978     78,338

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Parker Hannifin Corp............................... 1,507  $   170,849
    Pentair, Ltd....................................... 2,883      214,293
#   Pitney Bowes, Inc.................................. 3,614       91,000
    Precision Castparts Corp........................... 1,073      273,347
*   Quanta Services, Inc............................... 2,828       88,149
    Raytheon Co........................................ 3,334      316,963
    Republic Services, Inc............................. 5,434      174,051
    Robert Half International, Inc..................... 1,896       79,215
#   Rockwell Automation, Inc........................... 1,139      130,803
#   Rockwell Collins, Inc.............................. 1,277       96,490
    Rollins, Inc....................................... 2,399       69,139
    Roper Industries, Inc.............................. 1,045      143,416
#   RR Donnelley & Sons Co............................. 3,166       58,476
#   Ryder System, Inc.................................. 2,034      144,800
*   Sensata Technologies Holding NV.................... 1,522       56,984
#   Snap-on, Inc.......................................   786       78,718
    Southwest Airlines Co.............................. 8,985      188,236
#*  Spirit Aerosystems Holdings, Inc. Class A.......... 2,120       71,889
    SPX Corp...........................................   779       77,565
    Stanley Black & Decker, Inc........................ 2,318      179,413
*   Stericycle, Inc....................................   695       81,357
#*  Teledyne Technologies, Inc.........................   733       67,341
#   Terex Corp......................................... 1,778       72,898
#   Textron, Inc....................................... 3,727      132,308
    Timken Co.......................................... 1,838      103,535
    Toro Co. (The).....................................   490       31,046
    Towers Watson & Co. Class A........................ 1,050      122,766
    TransDigm Group, Inc...............................   464       77,502
#   Trinity Industries, Inc............................ 2,017      117,450
    Triumph Group, Inc................................. 1,050       71,841
    Tyco International, Ltd............................ 3,933      159,247
    Union Pacific Corp................................. 4,907      854,996
#*  United Continental Holdings, Inc................... 3,454      158,331
    United Parcel Service, Inc. Class B................ 6,646      632,899
#*  United Rentals, Inc................................ 2,490      201,541
    United Technologies Corp........................... 8,698      991,746
    URS Corp........................................... 1,505       75,551
#   Valmont Industries, Inc............................   642       93,976
*   Verisk Analytics, Inc. Class A..................... 1,605      102,495
#*  WABCO Holdings, Inc................................   843       72,683
    Wabtec Corp........................................   819       60,450
#   Waste Connections, Inc............................. 2,787      113,933
    Waste Management, Inc.............................. 5,470      228,537
    Watsco, Inc........................................   448       42,390
#*  WESCO International, Inc........................... 1,090       90,426
    WW Grainger, Inc...................................   512      120,054
    Xylem, Inc......................................... 1,924       64,185
                                                               -----------
Total Industrials......................................         22,612,737
                                                               -----------
Information Technology -- (15.2%)
#*  3D Systems Corp....................................   766       59,541
    Accenture P.L.C. Class A........................... 5,913      472,330
    Activision Blizzard, Inc........................... 9,824      168,285

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   Adobe Systems, Inc.................................  2,074 $  122,760
*   Akamai Technologies, Inc...........................  1,992     94,979
*   Alliance Data Systems Corp.........................    430    103,054
    Altera Corp........................................  2,518     84,177
    Amdocs, Ltd........................................  2,730    118,100
    Amphenol Corp. Class A.............................  1,652    143,526
    Analog Devices, Inc................................  3,684    177,827
*   ANSYS, Inc.........................................    672     52,772
    Apple, Inc.........................................  9,462  4,736,677
#   Applied Materials, Inc.............................  6,908    116,193
#*  Arrow Electronics, Inc.............................  2,077    106,716
*   Aspen Technology, Inc..............................  1,797     81,889
*   Atmel Corp.........................................  4,379     36,608
*   Autodesk, Inc......................................  1,549     79,386
    Automatic Data Processing, Inc.....................  3,969    304,025
    Avago Technologies, Ltd............................  2,108    115,181
    Avnet, Inc.........................................  2,175     89,327
    Broadcom Corp. Class A.............................  1,926     57,318
    Broadridge Financial Solutions, Inc................  2,827    102,592
*   Brocade Communications Systems, Inc................  9,371     87,525
    CA, Inc............................................  7,198    230,912
#*  Cadence Design Systems, Inc........................  3,905     55,139
    Cisco Systems, Inc................................. 39,850    873,113
*   Citrix Systems, Inc................................    714     38,606
*   Cognizant Technology Solutions Corp. Class A.......  2,253    218,361
#*  CommVault Systems, Inc.............................    531     36,676
    Computer Sciences Corp.............................  4,187    252,937
#*  Concur Technologies, Inc...........................    443     53,754
    Corning, Inc....................................... 10,227    176,007
#*  CoStar Group, Inc..................................    254     43,698
#*  Cree, Inc..........................................  1,039     62,776
#*  Dolby Laboratories, Inc. Class A...................    900     36,891
    DST Systems, Inc...................................    998     90,818
*   eBay, Inc..........................................  8,160    434,112
*   EchoStar Corp. Class A.............................    801     37,671
#*  Electronic Arts, Inc...............................  2,648     69,907
    EMC Corp........................................... 22,005    533,401
*   F5 Networks, Inc...................................    663     70,941
*   Facebook, Inc. Class A............................. 10,554    660,364
#   FactSet Research Systems, Inc......................    720     76,154
#   FEI Co.............................................    417     39,081
    Fidelity National Information Services, Inc........  5,142    260,699
#*  First Solar, Inc...................................  1,827     92,410
*   Fiserv, Inc........................................  3,170    177,678
*   FleetCor Technologies, Inc.........................    614     65,280
    FLIR Systems, Inc..................................  2,280     72,322
#*  Fortinet, Inc......................................  1,495     31,694
#*  Freescale Semiconductor, Ltd.......................  1,923     34,864
#*  Gartner, Inc.......................................    748     52,607
*   Genpact, Ltd.......................................  3,191     54,151
#   Global Payments, Inc...............................  1,404     92,790
*   Google, Inc. Class A...............................  1,639  1,935,610
    Harris Corp........................................  1,214     84,179

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    Hewlett-Packard Co................................. 26,907 $  780,303
    IAC/InterActiveCorp................................  1,389     97,286
*   Informatica Corp...................................  1,064     42,943
#*  Ingram Micro, Inc. Class A.........................  2,968     74,259
    Intel Corp......................................... 60,867  1,493,676
#   International Business Machines Corp...............  5,277    932,340
    Intuit, Inc........................................  2,568    188,106
#*  IPG Photonics Corp.................................    922     61,654
#   Jabil Circuit, Inc.................................  6,235    112,043
    Jack Henry & Associates, Inc.......................  1,594     88,913
*   JDS Uniphase Corp..................................  2,615     34,753
*   Juniper Networks, Inc..............................  6,597    175,546
    KLA-Tencor Corp....................................  1,804    110,892
#*  Lam Research Corp..................................  2,060    104,257
#   Leidos Holdings, Inc...............................  1,862     84,423
#   Linear Technology Corp.............................  2,132     94,959
#*  LinkedIn Corp. Class A.............................    448     96,414
    LSI Corp...........................................  8,502     93,777
    Marvell Technology Group, Ltd......................  6,365     95,029
    MasterCard, Inc. Class A........................... 10,160    768,909
#   Maxim Integrated Products, Inc.....................  3,491    105,638
#   Microchip Technology, Inc..........................  1,659     74,423
*   Micron Technology, Inc............................. 12,571    289,636
#*  MICROS Systems, Inc................................  1,037     57,585
    Microsoft Corp..................................... 80,082  3,031,104
    Motorola Solutions, Inc............................  2,290    146,102
#   National Instruments Corp..........................  1,229     35,641
*   NCR Corp...........................................  1,488     52,363
    NetApp, Inc........................................  4,863    205,899
#*  NetSuite, Inc......................................    231     24,297
#*  NeuStar, Inc. Class A..............................  1,135     38,465
#*  Nuance Communications, Inc.........................  2,979     45,668
    NVIDIA Corp........................................  8,900    139,730
#*  ON Semiconductor Corp..............................  6,489     54,248
    Oracle Corp........................................ 27,504  1,014,898
#*  Pandora Media, Inc.................................  1,852     66,802
    Paychex, Inc.......................................  3,307    138,299
*   PTC, Inc...........................................  1,960     69,933
    QUALCOMM, Inc...................................... 12,382    918,992
#*  Rackspace Hosting, Inc.............................  1,107     40,306
*   Red Hat, Inc.......................................  1,037     58,591
#*  Salesforce.com, Inc................................  2,453    148,480
#   SanDisk Corp.......................................  4,658    323,964
#   Science Applications International Corp............    695     25,722
#   Seagate Technology P.L.C...........................  3,405    179,988
#*  Skyworks Solutions, Inc............................  3,958    119,729
    Solera Holdings, Inc...............................    884     59,078
*   SS&C Technologies Holdings, Inc....................    827     32,104
#*  Stratasys, Ltd.....................................    687     82,825
#*  SunEdison, Inc.....................................  1,424     19,808
#*  SunPower Corp......................................    347     11,229
    Symantec Corp......................................  9,842    210,717
*   Synopsys, Inc......................................  1,900     75,734

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Syntel, Inc........................................    587 $    49,455
    TE Connectivity, Ltd...............................  3,629     205,075
#*  Teradata Corp......................................  1,031      42,395
#*  Teradyne, Inc......................................  2,722      51,201
#   Texas Instruments, Inc.............................  9,101     385,882
#*  TIBCO Software, Inc................................  2,026      43,134
    Total System Services, Inc.........................  2,941      87,877
#*  Trimble Navigation, Ltd............................  1,282      41,447
*   Ubiquiti Networks, Inc.............................    399      16,439
#*  Ultimate Software Group, Inc.......................    427      69,699
#*  Vantiv, Inc. Class A...............................  1,354      41,080
#*  VeriSign, Inc......................................    871      51,171
#   Visa, Inc. Class A.................................  3,544     763,484
#*  VMware, Inc. Class A...............................    504      45,431
    Western Digital Corp...............................  4,566     393,452
#   Western Union Co. (The)............................  4,442      68,407
*   WEX, Inc...........................................    733      60,370
    Xerox Corp......................................... 26,208     284,357
#   Xilinx, Inc........................................  1,794      83,277
*   Yahoo!, Inc........................................  5,456     196,525
#*  Yelp, Inc..........................................    458      34,785
#*  Zillow, Inc. Class A...............................    214      17,569
                                                               -----------
Total Information Technology...........................         31,017,383
                                                               -----------
Materials -- (3.8%)
    Air Products & Chemicals, Inc......................  1,920     201,869
#   Airgas, Inc........................................  1,168     120,584
    Albemarle Corp.....................................  1,686     108,207
#   Alcoa, Inc......................................... 14,782     170,141
#   Allegheny Technologies, Inc........................  2,060      64,766
#   Aptargroup, Inc....................................  1,487      94,871
    Ashland, Inc.......................................  1,567     145,433
    Avery Dennison Corp................................  2,133     105,093
    Ball Corp..........................................  1,311      67,110
#   Bemis Co., Inc.....................................  2,597     100,010
#   Celanese Corp. Series A............................  1,636      82,847
    CF Industries Holdings, Inc........................  1,588     366,606
#   Cliffs Natural Resources, Inc......................  2,534      48,957
*   Crown Holdings, Inc................................    960      39,456
#   Cytec Industries, Inc..............................    506      45,525
    Dow Chemical Co. (The)............................. 13,687     622,895
    Eagle Materials, Inc...............................    718      56,543
    Eastman Chemical Co................................  2,914     227,175
    Ecolab, Inc........................................  2,292     230,438
    EI du Pont de Nemours & Co.........................  7,731     471,668
    FMC Corp...........................................  1,249      88,217
    Freeport-McMoRan Copper & Gold, Inc................ 10,987     356,089
    Huntsman Corp......................................  6,303     138,162
    International Flavors & Fragrances, Inc............    776      67,264
    International Paper Co.............................  4,551     217,265
    LyondellBasell Industries NV Class A...............  4,919     387,420
#   Martin Marietta Materials, Inc.....................    515      56,140
#   MeadWestvaco Corp..................................  2,103      75,855

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Materials -- (Continued)
    Monsanto Co........................................  4,389 $  467,648
    Mosaic Co. (The)...................................  1,657     74,002
#   NewMarket Corp.....................................    233     78,022
#   Nucor Corp.........................................  4,582    221,540
*   Owens-Illinois, Inc................................  3,732    119,573
    Packaging Corp. of America.........................  1,261     81,461
    PPG Industries, Inc................................  1,197    218,285
    Praxair, Inc.......................................  2,796    348,717
    Reliance Steel & Aluminum Co.......................  1,049     73,378
    Rock Tenn Co. Class A..............................  1,250    126,850
    Rockwood Holdings, Inc.............................  1,527    104,645
#   RPM International, Inc.............................  2,512     99,651
    Scotts Miracle-Gro Co. (The) Class A...............  1,330     78,989
    Sealed Air Corp....................................  3,301    102,958
#   Sherwin-Williams Co. (The).........................    803    147,158
    Sigma-Aldrich Corp.................................  1,017     94,551
    Sonoco Products Co.................................  2,051     84,870
    Southern Copper Corp...............................    600     16,788
    Steel Dynamics, Inc................................  3,997     65,951
#   United States Steel Corp...........................  3,909    102,064
    Valspar Corp. (The)................................    815     57,278
    Vulcan Materials Co................................  1,703    105,126
#   Westlake Chemical Corp.............................    621     75,476
*   WR Grace & Co......................................    679     64,043
                                                               ----------
Total Materials........................................         7,765,630
                                                               ----------
Telecommunication Services -- (1.9%)
    AT&T, Inc.......................................... 38,160  1,271,491
#   CenturyLink, Inc...................................  4,093    118,124
*   Crown Castle International Corp....................  2,609    185,135
#   Frontier Communications Corp....................... 28,526    134,072
*   Level 3 Communications, Inc........................  2,093     67,185
#*  SBA Communications Corp. Class A...................  1,028     95,347
#*  Sprint Corp........................................  9,676     80,021
    Telephone & Data Systems, Inc......................  1,594     43,070
#*  tw telecom, Inc....................................  3,174     93,506
#   United States Cellular Corp........................    389     17,229
    Verizon Communications, Inc........................ 34,463  1,654,913
#   Windstream Holdings, Inc........................... 20,731    155,068
                                                               ----------
Total Telecommunication Services.......................         3,915,161
                                                               ----------
Utilities -- (1.8%)
    AES Corp...........................................  5,107     71,805
#   AGL Resources, Inc.................................  1,503     71,813
#   Alliant Energy Corp................................    727     37,775
    Ameren Corp........................................  1,637     61,944
    American Electric Power Co., Inc...................  3,531    172,348
    American Water Works Co., Inc......................  1,265     53,851
    Aqua America, Inc..................................  1,532     36,691
#   Atmos Energy Corp..................................  1,263     60,637
*   Calpine Corp.......................................  5,505    104,485
    CenterPoint Energy, Inc............................  2,823     66,058

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
Utilities -- (Continued)
      CMS Energy Corp.................................     1,578 $     43,853
      Consolidated Edison, Inc........................     1,387       75,467
#     Dominion Resources, Inc.........................     4,041      274,424
      DTE Energy Co...................................       883       60,238
      Duke Energy Corp................................     4,789      338,199
      Edison International............................     1,894       91,215
#     Entergy Corp....................................       900       56,727
#     Exelon Corp.....................................     3,666      106,314
#     FirstEnergy Corp................................     1,237       38,953
#     Great Plains Energy, Inc........................     2,072       51,137
      Integrys Energy Group, Inc......................       749       40,701
#     ITC Holdings Corp...............................       640       66,240
#     MDU Resources Group, Inc........................     1,180       37,807
#     National Fuel Gas Co............................       461       34,741
      NextEra Energy, Inc.............................     2,952      271,377
      NiSource, Inc...................................     1,904       65,441
      Northeast Utilities.............................     2,114       92,593
      NRG Energy, Inc.................................     4,265      118,780
      OGE Energy Corp.................................     1,295       44,121
#     Pepco Holdings, Inc.............................       735       14,281
      PG&E Corp.......................................     2,346       98,884
      Pinnacle West Capital Corp......................       591       31,104
      PPL Corp........................................     4,028      123,136
#     Public Service Enterprise Group, Inc............     3,297      109,922
#     Questar Corp....................................     1,469       34,257
#     SCANA Corp......................................       703       33,231
      Sempra Energy...................................     1,622      150,376
      Southern Co. (The)..............................     3,237      133,494
#     TECO Energy, Inc................................     3,130       51,269
#     UGI Corp........................................     3,088      133,988
#     Westar Energy, Inc..............................     1,564       51,878
#     Wisconsin Energy Corp...........................     1,420       60,592
#     Xcel Energy, Inc................................     1,764       50,997
                                                                 ------------
Total Utilities.......................................              3,723,144
                                                                 ------------
TOTAL COMMON STOCKS...................................            170,032,205
                                                                 ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16..     4,045          162
                                                                 ------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves,
        0.060%........................................ 1,526,561    1,526,561
                                                                 ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)
                                                       ---------
SECURITIES LENDING COLLATERAL -- (16.0%)
(S)@  DFA Short Term Investment Fund.................. 2,818,347   32,608,271
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $192,042,397)^^...           $204,167,199
                                                                 ============

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
 Common Stocks
    Consumer Discretionary....... $ 23,360,270          --   --    $ 23,360,270
    Consumer Staples.............   14,502,575          --   --      14,502,575
    Energy.......................   18,814,524          --   --      18,814,524
    Financials...................   23,146,197          --   --      23,146,197
    Health Care..................   21,174,584          --   --      21,174,584
    Industrials..................   22,612,737          --   --      22,612,737
    Information Technology.......   31,017,383          --   --      31,017,383
    Materials....................    7,765,630          --   --       7,765,630
    Telecommunication Services...    3,915,161          --   --       3,915,161
    Utilities....................    3,723,144          --   --       3,723,144
 Rights/Warrants.................           -- $       162   --             162
 Temporary Cash Investments......    1,526,561          --   --       1,526,561
 Securities Lending Collateral...           --  32,608,271   --      32,608,271
                                  ------------ -----------   --    ------------
 TOTAL........................... $171,558,766 $32,608,433   --    $204,167,199
                                  ============ ===========   ==    ============

                        U.S. LARGE CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................... $12,358,456,908
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $8,080,204,831)^^........................... $12,358,456,908
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (85.4%)
Consumer Discretionary -- (10.8%)
*   1-800-Flowers.com, Inc. Class A.................... 193,518 $   975,331
#   Aaron's, Inc....................................... 107,915   2,901,834
    AH Belo Corp. Class A..............................  96,709     772,705
#*  ALCO Stores, Inc...................................   2,172      19,743
    Ambassadors Group, Inc.............................   6,599      32,797
#   AMCON Distributing Co..............................     228      19,380
#*  America's Car-Mart, Inc............................  55,801   2,151,129
*   Apollo Education Group, Inc. Class A...............  15,572     502,820
    Ark Restaurants Corp...............................  11,690     254,725
#*  Ascent Capital Group, Inc. Class A.................  61,337   4,388,662
*   Ballantyne Strong, Inc.............................  68,354     325,365
#*  Barnes & Noble, Inc................................ 321,067   4,327,983
    Bassett Furniture Industries, Inc..................  51,875     731,438
#   Beasley Broadcasting Group, Inc. Class A...........  15,520     141,853
#*  Beazer Homes USA, Inc..............................  77,276   1,739,483
#   bebe stores, Inc................................... 430,654   2,140,350
    Big 5 Sporting Goods Corp.......................... 114,346   1,962,177
#*  Big Lots, Inc......................................   8,300     222,357
*   Biglari Holdings, Inc..............................   8,095   3,537,191
#*  BJ's Restaurants, Inc..............................  10,100     286,436
#   Bob Evans Farms, Inc............................... 147,825   7,428,206
#*  Body Central Corp..................................   1,514       5,178
*   Books-A-Million, Inc...............................  53,259     123,028
#   Bowl America, Inc. Class A.........................  14,589     212,926
#*  Boyd Gaming Corp................................... 273,360   2,886,682
#*  Bridgepoint Education, Inc.........................  99,788   1,734,315
    Brown Shoe Co., Inc................................ 223,020   5,281,114
*   Build-A-Bear Workshop, Inc......................... 110,392     963,722
#*  Cabela's, Inc...................................... 186,097  12,442,445
#*  Cache, Inc.........................................  97,561     493,659
*   Caesars Acquisition Co. Class A....................  11,176     147,858
#*  Caesars Entertainment Corp.........................  11,176     245,984
#   Callaway Golf Co................................... 344,701   2,816,207
#*  Cambium Learning Group, Inc........................  60,806     115,531
#*  Canterbury Park Holding Corp.......................   9,680     108,513
#   Capella Education Co...............................   1,015      63,326
#*  Career Education Corp.............................. 116,665     634,658
*   Carmike Cinemas, Inc...............................   5,634     152,738
#   Carriage Services, Inc.............................  72,347   1,548,226
#*  Carrols Restaurant Group, Inc......................  56,541     344,335
    Cato Corp. (The) Class A...........................  25,504     713,092
#*  Cavco Industries, Inc..............................  34,087   2,662,876
#*  Central European Media Enterprises, Ltd. Class A...   9,800      29,106
#*  Charles & Colvard, Ltd.............................  35,582     139,481
    Chico's FAS, Inc...................................  64,196   1,065,654
#*  Children's Place Retail Stores, Inc. (The).........  61,594   3,244,156
*   Christopher & Banks Corp........................... 109,656     782,944
#   Churchill Downs, Inc...............................  58,582   5,220,242
*   Citi Trends, Inc...................................  47,444     759,104
    Clear Channel Outdoor Holdings, Inc. Class A.......  23,895     225,808
*   Coast Distribution System (The)....................   1,305       4,744

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*    Cobra Electronics Corp.............................  24,371 $    78,962
#*   Coldwater Creek, Inc...............................   7,715       6,789
#    Collectors Universe, Inc...........................   6,053     120,999
#    Columbia Sportswear Co.............................   1,639     121,860
#*   Conn's, Inc........................................ 100,646   6,110,219
     Cooper Tire & Rubber Co............................   6,800     159,120
     Core-Mark Holding Co., Inc.........................  62,356   4,717,231
#*   Corinthian Colleges, Inc........................... 485,524     713,720
*    Costa, Inc.........................................  45,031     967,716
*    Crocs, Inc.........................................  19,700     302,395
     CSS Industries, Inc................................  17,513     469,348
     CTC Media, Inc.....................................  14,992     171,808
     Culp, Inc..........................................  30,553     617,476
*    Cumulus Media, Inc. Class A........................ 365,473   2,445,014
#*   dELiA*s, Inc.......................................  73,478      54,374
#*   Delta Apparel, Inc.................................  33,047     534,700
     Destination Maternity Corp.........................   7,642     205,035
#*   Destination XL Group, Inc.......................... 203,977   1,097,396
#    DeVry Education Group, Inc......................... 197,566   7,140,035
*    DGSE Cos., Inc.....................................     391         813
#*   Digital Generation, Inc............................ 114,074   1,539,999
     Dillard's, Inc. Class A............................ 211,147  18,433,133
     DineEquity, Inc....................................  84,469   6,572,533
*    Dixie Group, Inc. (The)............................  33,525     463,316
#*   Dorman Products, Inc...............................   2,734     142,605
*    Dover Downs Gaming & Entertainment, Inc............  38,372      60,628
     Dover Motorsports, Inc.............................  12,359      28,796
#    DR Horton, Inc.....................................  12,135     284,930
#*   DreamWorks Animation SKG, Inc. Class A............. 238,933   8,061,599
#*   Education Management Corp..........................  39,767     275,585
     Educational Development Corp.......................   2,346       8,399
*    Emerson Radio Corp.................................  89,291     194,654
#*   Entercom Communications Corp. Class A..............  47,847     451,197
#    Escalade, Inc......................................   3,043      36,181
#    Ethan Allen Interiors, Inc.........................  27,237     687,462
#*   EW Scripps Co. Class A............................. 251,388   4,628,053
o#*  FAB Universal Corp.................................  14,476      44,441
*    Famous Dave's Of America, Inc......................     393       6,606
#*   Federal-Mogul Corp................................. 172,019   3,075,700
     Finish Line, Inc. (The) Class A.................... 148,605   3,811,718
     Flexsteel Industries, Inc..........................  21,493     662,629
     Foot Locker, Inc................................... 184,934   7,138,452
     Fred's, Inc. Class A............................... 190,447   3,329,014
     Frisch's Restaurants, Inc..........................  10,837     273,092
#*   FTD Cos., Inc...................................... 120,562   3,737,422
#*   Fuel Systems Solutions, Inc........................  89,701   1,102,425
#*   Full House Resorts, Inc............................  75,264     182,892
#*   G-III Apparel Group, Ltd...........................  67,630   4,732,071
*    Gaiam, Inc. Class A................................  49,050     333,050
#    GameStop Corp. Class A............................. 635,798  22,297,436
#*   Gaming Partners International Corp.................  17,120     139,870
     Gannett Co., Inc................................... 153,039   4,213,164
#*   Geeknet, Inc.......................................     560       9,962

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Genesco, Inc.......................................  85,019 $ 5,970,034
    Graham Holdings Co. Class B........................  31,543  19,747,811
#*  Gray Television, Inc............................... 333,110   3,790,792
#   Group 1 Automotive, Inc............................ 165,440  10,113,347
    Guess?, Inc........................................  24,000     673,200
*   Hallwood Group, Inc. (The).........................     101         992
    Harte-Hanks, Inc................................... 239,638   1,641,520
    Haverty Furniture Cos., Inc........................ 106,089   2,951,396
    Haverty Furniture Cos., Inc. Class A...............     844      23,683
*   Helen of Troy, Ltd................................. 162,968   8,969,759
#*  hhgregg, Inc....................................... 125,798   1,039,092
*   Hollywood Media Corp...............................   6,339       8,938
#   Hooker Furniture Corp..............................  54,414     824,372
#*  Iconix Brand Group, Inc............................ 354,283  13,179,328
    International Speedway Corp. Class A............... 133,179   4,470,819
#*  Isle of Capri Casinos, Inc......................... 147,406   1,409,201
#   JAKKS Pacific, Inc.................................  54,360     313,114
#*  JC Penney Co., Inc................................. 138,300     818,736
    Johnson Outdoors, Inc. Class A.....................  25,140     597,578
    Jones Group, Inc. (The)............................ 471,388   6,952,973
#*  Jos A Bank Clothiers, Inc..........................  14,693     826,040
*   Journal Communications, Inc. Class A............... 314,796   2,508,924
*   K12, Inc...........................................  18,132     397,997
#*  Kid Brands, Inc....................................  70,816      67,983
*   Kirkland's, Inc....................................  89,444   1,684,231
#*  Krispy Kreme Doughnuts, Inc........................  90,886   1,567,784
    La-Z-Boy, Inc...................................... 254,916   6,862,339
#*  Lakeland Industries, Inc...........................  27,527     180,302
    Lear Corp.......................................... 120,463   8,713,089
#*  Lee Enterprises, Inc...............................  35,600     145,248
    Lennar Corp. Class B...............................  61,143   2,001,822
*   Liberty Ventures Series A..........................  11,645   1,350,820
#*  Life Time Fitness, Inc.............................  24,798   1,020,686
    Lifetime Brands, Inc...............................  57,659     889,102
    Lincoln Educational Services Corp..................  38,993     170,399
    Lithia Motors, Inc. Class A........................ 106,247   5,980,644
*   Live Nation Entertainment, Inc..................... 924,308  19,660,031
*   Loral Space & Communications, Inc..................  35,122   2,611,321
#*  Luby's, Inc........................................ 122,762     801,636
#*  M/I Homes, Inc.....................................  88,414   2,174,100
*   Madison Square Garden Co. (The) Class A............  76,620   4,446,259
    Marcus Corp. (The)................................. 106,855   1,395,526
*   MarineMax, Inc..................................... 133,003   1,961,794
*   Marriott Vacations Worldwide Corp..................  73,846   3,535,747
#*  Martha Stewart Living Omnimedia Class A............  42,931     171,295
#   Matthews International Corp. Class A...............  17,968     763,999
#*  McClatchy Co. (The) Class A........................ 191,458     873,049
#   MDC Holdings, Inc.................................. 157,095   4,852,665
#*  Media General, Inc. Class A........................  21,681     386,572
    Men's Wearhouse, Inc. (The)........................ 276,271  13,272,059
    Meredith Corp...................................... 109,197   4,999,039
*   Meritage Homes Corp................................ 134,158   6,516,054
#*  Modine Manufacturing Co............................ 216,890   2,841,259

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- ----------
Consumer Discretionary -- (Continued)
*   Monarch Casino & Resort, Inc.......................    41,176 $  793,462
#*  Motorcar Parts of America, Inc.....................    51,014  1,026,912
    Movado Group, Inc..................................    87,835  3,315,771
#*  MTR Gaming Group, Inc..............................    43,655    224,823
*   Multimedia Games Holding Co., Inc..................     6,760    214,698
    NACCO Industries, Inc. Class A.....................    33,768  1,993,663
#*  Nathan's Famous, Inc...............................     6,483    317,213
*   Nautilus, Inc......................................     5,566     47,422
#*  New York & Co., Inc................................   198,583    899,581
#   New York Times Co. (The) Class A...................   131,243  1,855,776
*   Nobility Homes, Inc................................       946      8,751
#*  Office Depot, Inc.................................. 2,014,530  9,851,052
#*  Orbitz Worldwide, Inc..............................    17,745    127,764
*   Orient-Express Hotels, Ltd. Class A................   477,974  6,768,112
*   P&F Industries, Inc. Class A.......................     1,458     10,614
#*  Pacific Sunwear of California, Inc.................   111,913    322,309
*   Penn National Gaming, Inc..........................    23,478    275,397
    Penske Automotive Group, Inc.......................   224,615  9,638,230
*   Pep Boys-Manny, Moe & Jack (The)...................   274,328  3,275,476
*   Perfumania Holdings, Inc...........................    13,797     88,853
#*  Perry Ellis International, Inc.....................    82,106  1,286,601
#*  Pinnacle Entertainment, Inc........................   144,245  3,151,753
#*  Quiksilver, Inc....................................   778,756  5,490,230
#*  Radio One, Inc. Class D............................    26,961    148,286
#*  RadioShack Corp....................................   225,355    540,852
*   Reading International, Inc. Class A................     8,787     65,375
*   Red Lion Hotels Corp...............................    90,325    523,885
#*  Red Robin Gourmet Burgers, Inc.....................    90,949  5,859,844
#   Regis Corp.........................................   298,372  3,678,927
#   Rent-A-Center, Inc.................................   325,902  8,127,996
    RG Barry Corp......................................    28,514    504,983
#*  Rick's Cabaret International, Inc..................    50,022    564,748
    Rocky Brands, Inc..................................    34,614    537,209
#*  Ruby Tuesday, Inc..................................   337,423  1,889,569
#   Ryland Group, Inc. (The)...........................   121,075  5,404,788
    Saga Communications, Inc. Class A..................    16,217    800,147
#   Salem Communications Corp. Class A.................    29,846    256,676
#   Scholastic Corp....................................   150,930  4,979,181
*   Scientific Games Corp. Class A.....................   148,261  2,087,515
#*  Sears Holdings Corp................................    17,500    636,475
    Service Corp. International/US.....................   158,670  2,808,459
#*  Shiloh Industries, Inc.............................    39,153    590,427
    Shoe Carnival, Inc.................................   103,151  2,547,830
#*  Shutterfly, Inc....................................    29,100  1,378,176
    Signet Jewelers, Ltd...............................    25,886  2,059,231
*   Skechers U.S.A., Inc. Class A......................   268,478  7,756,329
*   Skullcandy, Inc....................................    20,339    148,475
*   Skyline Corp.......................................    27,646    179,699
#   Sonic Automotive, Inc. Class A.....................   196,388  4,404,983
*   Spanish Broadcasting System, Inc. Class A..........    16,642     69,564
    Spartan Motors, Inc................................   157,816    907,442
#   Speedway Motorsports, Inc..........................   190,470  3,649,405
*   Sport Chalet, Inc. Class B.........................     2,311      3,039

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
#   Stage Stores, Inc..................................   175,507 $  3,439,937
#   Standard Motor Products, Inc.......................   160,707    5,256,726
*   Stanley Furniture Co., Inc.........................    49,285      187,283
#   Stein Mart, Inc....................................   188,192    2,329,817
*   Steiner Leisure, Ltd...............................     2,821      138,257
*   Stoneridge, Inc....................................    87,832      999,528
    Strattec Security Corp.............................     4,900      268,275
    Superior Industries International, Inc.............   152,418    2,775,532
#   Superior Uniform Group, Inc........................     5,139       80,168
#*  Systemax, Inc......................................    63,565      718,920
#*  Tandy Leather Factory, Inc.........................    40,081      341,089
*   Trans World Entertainment Corp.....................     5,565       22,037
#*  Trinity Place Holdings, Inc........................    37,307      231,303
#*  Tuesday Morning Corp...............................   200,589    2,635,739
*   Unifi, Inc.........................................    96,247    2,231,968
*   Universal Electronics, Inc.........................    46,266    1,653,547
    Universal Technical Institute, Inc.................     7,310       86,039
#   Vail Resorts, Inc..................................    72,776    4,959,684
#   Valassis Communications, Inc.......................    51,593    1,754,162
#   Value Line, Inc....................................     1,845       23,026
#*  Valuevision Media, Inc. Class A....................    72,468      447,128
*   Vitamin Shoppe, Inc................................    22,858    1,024,496
*   VOXX International Corp............................   100,744    1,342,918
#*  Wells-Gardner Electronics Corp.....................    22,378       37,819
#   Wendy's Co. (The).................................. 2,361,897   21,422,406
*   West Marine, Inc...................................   115,748    1,515,141
#*  Wet Seal, Inc. (The) Class A.......................   380,337      909,005
#   Weyco Group, Inc...................................    14,578      385,151
#*  Zale Corp..........................................   182,634    2,761,426
                                                                  ------------
Total Consumer Discretionary...........................            566,222,646
                                                                  ------------
Consumer Staples -- (2.7%)
#   Alico, Inc.........................................    10,173      371,518
*   Alliance One International, Inc....................   444,232    1,141,676
    Andersons, Inc. (The)..............................   112,984    9,348,296
#*  Boulder Brands, Inc................................   280,158    4,017,466
#   Cal-Maine Foods, Inc...............................    35,979    1,812,622
    Casey's General Stores, Inc........................     6,822      468,467
#   CCA Industries, Inc................................    24,286       73,587
#*  Central Garden and Pet Co..........................    79,373      512,750
#*  Central Garden and Pet Co. Class A.................   193,017    1,204,426
*   Chiquita Brands International, Inc.................   229,559    2,428,734
    Coca-Cola Bottling Co. Consolidated................    11,381      777,095
*   Constellation Brands, Inc. Class A.................   152,269   11,674,464
*   Constellation Brands, Inc. Class B.................       157       12,053
#*  Craft Brew Alliance, Inc...........................    56,259      850,636
*   Darling International, Inc.........................    52,477    1,026,450
*   Dean Foods Co......................................   123,679    1,954,128
#*  Elizabeth Arden, Inc...............................    77,799    2,109,909
    Energizer Holdings, Inc............................    67,466    6,375,537
*   Farmer Bros Co.....................................    21,013      454,511
    Fresh Del Monte Produce, Inc.......................   310,620    8,219,005
    Golden Enterprises, Inc............................    17,103       70,464

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
#   Griffin Land & Nurseries, Inc......................    10,781 $    329,899
*   Hain Celestial Group, Inc. (The)...................   155,778   14,314,440
#   Ingles Markets, Inc. Class A.......................    62,571    1,700,680
    Ingredion, Inc.....................................    37,403    2,330,207
#   Inter Parfums, Inc.................................    89,797    2,921,994
#   John B Sanfilippo & Son, Inc.......................    38,315      886,992
#*  Mannatech, Inc.....................................     2,230       34,164
    MGP Ingredients, Inc...............................    55,785      307,375
*   Natural Alternatives International, Inc............    12,132       63,936
*   Nutraceutical International Corp...................    57,498    1,439,750
#   Oil-Dri Corp. of America...........................    20,822      715,236
*   Omega Protein Corp.................................   111,384    1,128,320
#   Orchids Paper Products Co..........................    23,540      733,271
*   Pantry, Inc. (The).................................   109,950    1,606,370
*   Pilgrim's Pride Corp...............................   181,851    3,042,367
#*  Post Holdings, Inc.................................   183,305    9,812,317
*   Primo Water Corp...................................     4,300       12,212
    Reliv International, Inc...........................       600        1,308
#   Sanderson Farms, Inc...............................    93,079    6,920,424
*   Seaboard Corp......................................     1,692    4,314,600
*   Seneca Foods Corp. Class A.........................    31,294      909,717
*   Seneca Foods Corp. Class B.........................       189        5,565
#   Snyders-Lance, Inc.................................    51,620    1,378,770
    Spartan Stores, Inc................................   194,311    4,389,485
    Spectrum Brands Holdings, Inc......................   107,653    8,100,888
#*  Susser Holdings Corp...............................   129,264    7,882,519
#   Tootsie Roll Industries, Inc.......................    10,934      331,738
*   TreeHouse Foods, Inc...............................    14,456      951,783
#   Universal Corp.....................................   123,817    6,354,288
    Village Super Market, Inc. Class A.................    20,181      586,056
#   Weis Markets, Inc..................................    77,079    3,793,828
                                                                  ------------
Total Consumer Staples.................................            142,204,293
                                                                  ------------
Energy -- (8.9%)
    Adams Resources & Energy, Inc......................    17,359    1,154,721
#   Alon USA Energy, Inc...............................   285,694    4,488,253
#*  Alpha Natural Resources, Inc....................... 1,178,592    6,694,403
#*  Approach Resources, Inc............................    87,580    1,759,482
#   Arch Coal, Inc.....................................   477,446    2,024,371
*   Atwood Oceanics, Inc...............................    24,383    1,155,754
*   Barnwell Industries, Inc...........................    21,188       65,683
#*  Basic Energy Services, Inc.........................   241,952    4,144,638
#*  Bill Barrett Corp..................................   259,577    7,270,752
    Bolt Technology Corp...............................    41,081      890,225
*   Bonanza Creek Energy, Inc..........................    95,261    3,878,075
#*  BPZ Resources, Inc.................................   410,902      821,804
    Bristow Group, Inc.................................   161,348   11,583,173
#*  C&J Energy Services, Inc...........................   105,346    2,462,989
#*  Cal Dive International, Inc........................    84,019      137,791
*   Callon Petroleum Co................................   127,254      858,965
#*  Carrizo Oil & Gas, Inc.............................   118,215    4,858,637
    Cimarex Energy Co..................................    96,136    9,419,405
#*  Clayton Williams Energy, Inc.......................    12,993      896,777

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
*   Cloud Peak Energy, Inc.............................   229,484 $ 4,298,235
#   Comstock Resources, Inc............................   277,161   4,753,311
*   Contango Oil & Gas Co..............................    38,704   1,624,020
#   Crosstex Energy, Inc...............................   109,720   4,114,500
*   Dawson Geophysical Co..............................    47,151   1,526,278
    Delek US Holdings, Inc.............................   193,674   5,868,322
#*  Denbury Resources, Inc.............................    85,500   1,373,985
    DHT Holdings, Inc..................................     3,249      26,674
#*  Double Eagle Petroleum Co..........................    52,252     113,387
#*  Emerald Oil, Inc...................................   139,961   1,073,501
#*  Endeavour International Corp.......................   170,330   1,122,475
#   Energy XXI Bermuda, Ltd............................   101,567   2,330,963
*   ENGlobal Corp......................................    46,727      71,025
*   EPL Oil & Gas, Inc.................................   189,781   5,099,415
*   Era Group, Inc.....................................   102,587   3,004,773
#*  Exterran Holdings, Inc.............................   371,091  12,891,701
#*  Forbes Energy Services, Ltd........................    10,414      33,741
#*  Gastar Exploration, Ltd............................     4,425      26,373
#*  Global Geophysical Services, Inc...................   136,583     202,143
#   Green Plains Renewable Energy, Inc.................   181,915   4,053,066
    Gulf Island Fabrication, Inc.......................    73,674   1,492,635
    Gulfmark Offshore, Inc. Class A....................   154,301   6,567,051
#*  Harvest Natural Resources, Inc.....................   198,761     872,561
*   Helix Energy Solutions Group, Inc..................   568,915  11,600,177
#*  Hercules Offshore, Inc.............................   840,892   4,187,642
*   HKN, Inc...........................................     1,295      95,830
#*  Hornbeck Offshore Services, Inc....................   193,454   8,262,420
#*  James River Coal Co................................    51,084      56,192
#*  Key Energy Services, Inc...........................   423,514   3,087,417
    Knightsbridge Tankers, Ltd.........................    63,086     594,270
*   Kodiak Oil & Gas Corp..............................   119,432   1,267,174
#*  Magnum Hunter Resources Corp.......................   505,906   4,224,315
#*  Matador Resources Co...............................   119,966   2,332,139
*   Matrix Service Co..................................   143,815   3,779,458
#*  McDermott International, Inc.......................    73,157     610,129
*   Mexco Energy Corp..................................     6,763      50,384
#*  Miller Energy Resources, Inc.......................    32,924     259,770
*   Mitcham Industries, Inc............................    57,917     874,547
    Nabors Industries, Ltd............................. 1,097,257  18,741,150
*   Natural Gas Services Group, Inc....................    61,745   1,784,431
*   Newfield Exploration Co............................   414,409  10,264,911
#*  Newpark Resources, Inc.............................   524,786   5,961,569
#   Nordic American Tankers, Ltd.......................     3,000      32,820
#*  Northern Oil and Gas, Inc..........................   107,037   1,556,318
#*  Nuverra Environmental Solutions, Inc...............    25,263     365,303
*   Oil States International, Inc......................    64,083   6,020,598
#*  Overseas Shipholding Group, Inc....................   142,039   1,258,466
*   Pacific Drilling SA................................    24,327     244,486
    Panhandle Oil and Gas, Inc. Class A................     1,287      49,755
*   Parker Drilling Co.................................   658,047   4,895,870
#   Patterson-UTI Energy, Inc..........................   740,622  19,026,579
*   PDC Energy, Inc....................................   187,492   9,348,351
    Peabody Energy Corp................................   212,298   3,619,681

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
#*  Penn Virginia Corp.................................   369,181 $  4,426,480
*   PetroQuest Energy, Inc.............................     3,108       11,997
#*  PHI, Inc. Non-Voting...............................    63,165    2,326,367
*   Pioneer Energy Services Corp.......................   336,370    2,818,781
*   Pyramid Oil Co.....................................       100          563
    QEP Resources, Inc.................................   349,604   10,799,268
*   Renewable Energy Group, Inc........................    60,734      607,947
*   Rex Energy Corp....................................   399,863    7,533,419
#*  Rosetta Resources, Inc.............................   106,220    4,526,034
*   Rowan Cos. P.L.C. Class A..........................   691,059   21,678,521
#*  SandRidge Energy, Inc..............................   795,665    4,893,340
    Scorpio Tankers, Inc...............................    85,136      851,360
#*  SEACOR Holdings, Inc...............................   106,689    8,981,080
    SemGroup Corp. Class A.............................    67,640    4,177,446
#   Ship Finance International, Ltd....................   172,469    2,952,669
    SM Energy Co.......................................    89,578    7,413,475
*   Steel Excel, Inc...................................    42,674    1,258,883
*   Stone Energy Corp..................................   226,699    7,016,334
    Superior Energy Services, Inc......................   633,713   14,980,975
#*  Swift Energy Co....................................   231,376    2,864,435
*   Synergy Resources Corp.............................     9,843       85,044
#   Teekay Corp........................................    73,629    3,988,483
*   Tesco Corp.........................................    74,930    1,582,522
    Tesoro Corp........................................   254,943   13,134,663
#*  TETRA Technologies, Inc............................   418,348    4,317,351
*   TGC Industries, Inc................................    36,617      238,377
    Tidewater, Inc.....................................   305,591   15,844,893
#*  Triangle Petroleum Corp............................   245,853    1,870,941
*   Unit Corp..........................................   226,934   11,339,892
*   Vaalco Energy, Inc.................................   266,869    1,606,551
#   W&T Offshore, Inc..................................   145,343    2,081,312
*   Warren Resources, Inc..............................   196,272      661,437
#   Western Refining, Inc..............................   390,087   15,256,303
*   Whiting Petroleum Corp.............................   385,211   22,488,618
*   Willbros Group, Inc................................   320,389    2,675,248
#*  WPX Energy, Inc....................................   548,538   10,449,649
                                                                  ------------
Total Energy...........................................            469,298,843
                                                                  ------------
Financials -- (21.7%)
*   1st Constitution Bancorp...........................       464        4,853
    1st Source Corp....................................    97,177    2,863,806
    1st United Bancorp Inc/Boca Raton..................    36,488      264,903
#   Access National Corp...............................    12,689      208,353
    Alexander & Baldwin, Inc...........................   201,631    7,885,788
*   Alleghany Corp.....................................     2,190      815,403
    Alliance Bancorp, Inc. of Pennsylvania.............       770       11,820
    Allied World Assurance Co. Holdings AG.............   172,670   17,771,196
#*  Ambac Financial Group, Inc.........................    37,685      883,336
*   American Capital, Ltd.............................. 1,547,412   24,155,101
#   American Equity Investment Life Holding Co.........   331,806    7,283,142
    American Financial Group, Inc......................   465,774   25,580,308
*   American Independence Corp.........................        60          634
#   American National Bankshares, Inc..................    18,542      431,102

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    American National Insurance Co.....................  45,696 $ 4,752,384
*   American River Bankshares..........................   1,626      15,984
*   Ameris Bancorp.....................................  93,857   1,921,253
    AMERISAFE, Inc..................................... 105,756   4,375,126
    AmeriServ Financial, Inc...........................  36,909     120,323
*   Arch Capital Group, Ltd............................  27,237   1,465,623
    Argo Group International Holdings, Ltd............. 160,766   7,232,862
    Arrow Financial Corp...............................   1,531      38,168
    Aspen Insurance Holdings, Ltd...................... 389,738  15,160,808
#   Associated Banc-Corp............................... 627,330  10,332,125
    Assurant, Inc...................................... 471,974  30,843,501
#   Assured Guaranty, Ltd.............................. 577,469  12,213,469
#*  Asta Funding, Inc..................................  60,415     495,403
    Astoria Financial Corp............................. 508,927   6,738,193
*   Atlantic Coast Financial Corp......................   4,033      16,374
*   Atlanticus Holdings Corp...........................  66,219     195,346
    Auburn National BanCorp., Inc......................     692      17,577
#*  AV Homes, Inc......................................  44,952     841,501
    Axis Capital Holdings, Ltd......................... 606,646  27,311,203
    Baldwin & Lyons, Inc. Class A......................     253       6,118
#   Baldwin & Lyons, Inc. Class B......................  14,285     356,554
#   Banc of California, Inc............................  24,903     316,268
#   Bancfirst Corp.....................................  24,542   1,326,004
#*  Bancorp, Inc....................................... 146,000   2,781,300
#   BancorpSouth, Inc.................................. 326,941   7,705,999
    Bank Mutual Corp................................... 160,845   1,100,180
    Bank of Commerce Holdings..........................   5,200      32,708
    Bank of Kentucky Financial Corp....................   3,728     133,947
    BankFinancial Corp................................. 106,520     968,267
    Banner Corp........................................ 106,937   3,938,490
#   Bar Harbor Bankshares..............................   8,396     319,804
    BBCN Bancorp, Inc.................................. 233,193   3,509,555
#   BCB Bancorp, Inc...................................   4,921      62,743
*   BCSB Bancorp, Inc..................................     238       6,050
#*  Beneficial Mutual Bancorp, Inc.....................  28,579     339,519
    Berkshire Hills Bancorp, Inc....................... 105,507   2,580,701
#*  BofI Holding, Inc..................................  54,028   4,470,817
#   Boston Private Financial Holdings, Inc............. 379,688   4,666,366
    Bridge Bancorp, Inc................................   2,355      57,933
#*  Bridge Capital Holdings............................   1,785      39,359
    Brookline Bancorp, Inc............................. 295,123   2,626,595
    Bryn Mawr Bank Corp................................  19,290     537,612
    C&F Financial Corp.................................   2,965     104,635
    Calamos Asset Management, Inc. Class A.............  87,224   1,000,459
#   California First National Bancorp..................   3,333      49,328
#*  Camco Financial Corp...............................     411       2,639
#   Camden National Corp...............................  10,941     386,764
    Cape Bancorp, Inc..................................   3,623      36,846
#*  Capital City Bank Group, Inc.......................  69,097     881,678
    Capital Southwest Corp.............................  69,272   2,367,024
    CapitalSource, Inc................................. 731,662  10,045,719
    Capitol Federal Financial, Inc..................... 157,513   1,885,431
#   Cardinal Financial Corp............................ 155,459   2,650,576

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Cash America International, Inc....................    71,699 $ 2,633,504
    Cathay General Bancorp.............................   371,944   8,740,684
    Center Bancorp, Inc................................    50,281     892,488
    Centerstate Banks, Inc.............................    93,115   1,024,265
    Central Pacific Financial Corp.....................    23,237     426,399
    Century Bancorp, Inc. Class A......................     3,819     129,502
    Chemical Financial Corp............................    85,982   2,483,160
    Chicopee Bancorp, Inc..............................     1,885      32,705
#   Citizens Community Bancorp, Inc....................     6,617      53,201
    Citizens Holding Co................................     1,103      21,012
#*  Citizens, Inc......................................    78,129     542,997
#   City Holding Co....................................    22,319     995,874
#   Clifton Savings Bancorp, Inc.......................     2,471      31,283
    CNB Financial Corp.................................     8,280     132,977
    CNO Financial Group, Inc........................... 1,174,038  19,888,204
#   CoBiz Financial, Inc...............................   151,412   1,598,911
    Codorus Valley Bancorp, Inc........................       303       6,369
#*  Colonial Financial Services, Inc...................       522       6,629
    Columbia Banking System, Inc.......................   166,496   4,347,211
    Commercial National Financial Corp.................     1,547      32,100
#   Community Bank System, Inc.........................   131,413   4,678,303
#   Community Trust Bancorp, Inc.......................    70,615   2,861,320
#*  Community West Bancshares..........................       367       2,631
#   Consolidated-Tomoka Land Co........................    11,795     414,594
*   Cowen Group, Inc. Class A..........................   384,336   1,568,091
#   CVB Financial Corp.................................    30,606     456,642
*   DFC Global Corp....................................     1,000       7,520
    Dime Community Bancshares, Inc.....................   188,788   3,084,796
    Donegal Group, Inc. Class A........................    80,831   1,180,941
#   Donegal Group, Inc. Class B........................        59       1,448
#*  Doral Financial Corp...............................     1,812      22,632
*   E*TRADE Financial Corp............................. 1,292,524  25,876,330
    East West Bancorp, Inc.............................     4,016     134,366
#   EMC Insurance Group, Inc...........................    55,011   1,511,702
    Employers Holdings, Inc............................   119,695   2,940,906
#*  Encore Capital Group, Inc..........................    76,505   3,640,873
    Endurance Specialty Holdings, Ltd..................   247,707  12,977,370
#*  Enstar Group, Ltd..................................     8,804   1,091,344
#   Enterprise Bancorp, Inc............................     7,936     164,116
    Enterprise Financial Services Corp.................    49,993     930,870
#   ESB Financial Corp.................................    50,107     644,376
    ESSA Bancorp, Inc..................................    79,429     895,959
    Evans Bancorp, Inc.................................       163       3,749
    EverBank Financial Corp............................     2,203      39,235
    Everest Re Group, Ltd..............................    10,459   1,514,045
*   Ezcorp, Inc. Class A...............................     4,075      44,744
#*  Farmers Capital Bank Corp..........................     1,687      34,685
    FBL Financial Group, Inc. Class A..................   134,590   5,199,212
#   Federal Agricultural Mortgage Corp. Class C........    60,117   1,841,985
    Federated National Holding Co......................    28,190     372,954
    Fidelity Southern Corp.............................    24,654     347,131
    Financial Institutions, Inc........................    31,545     658,660
#*  First Acceptance Corp..............................    82,671     212,464

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   First American Financial Corp......................   274,522 $ 7,115,610
#*  First BanCorp......................................    76,559     374,374
#   First Bancorp......................................    63,963   1,102,082
    First Bancorp, Inc.................................    23,909     406,214
    First Bancshares, Inc. (The).......................       137       1,945
    First Busey Corp...................................   261,958   1,440,769
    First Business Financial Services, Inc.............       614      25,328
    First Citizens BancShares, Inc. Class A............     8,991   1,989,169
#   First Commonwealth Financial Corp..................   523,696   4,299,544
    First Community Bancshares, Inc....................    50,483     817,320
    First Connecticut Bancorp Inc/Farmington...........     3,750      57,788
    First Defiance Financial Corp......................    44,537   1,145,492
*   First Federal Bancshares of Arkansas, Inc..........     4,332      35,912
    First Financial Bancorp............................    99,172   1,644,272
    First Financial Corp...............................    49,520   1,593,058
    First Financial Holdings, Inc......................    13,109     806,859
#   First Financial Northwest, Inc.....................    97,328   1,006,372
    First Interstate Bancsystem, Inc...................    44,000   1,129,040
#*  First Marblehead Corp. (The).......................    24,327     144,989
#   First Merchants Corp...............................   142,082   2,996,509
    First Midwest Bancorp, Inc.........................   315,336   5,035,916
#   First Niagara Financial Group, Inc................. 1,489,377  12,868,217
#   First South Bancorp, Inc...........................     6,484      52,520
#   First West Virginia Bancorp........................        63       1,055
    Firstbank Corp.....................................       301       5,382
    FirstMerit Corp....................................   206,220   4,196,577
*   Flagstar Bancorp, Inc..............................    73,998   1,544,338
    Flushing Financial Corp............................   153,821   3,159,483
#   FNB Corp...........................................   522,299   6,184,020
#*  Forestar Group, Inc................................    78,340   1,566,800
#*  Fortegra Financial Corp............................       281       2,071
    Fox Chase Bancorp, Inc.............................    26,564     454,510
*   Franklin Financial Corp............................     5,307     100,886
    Fulton Financial Corp..............................   164,339   2,029,587
#   FXCM, Inc. Class A.................................     5,955     102,069
#   Gain Capital Holdings, Inc.........................    25,386     225,682
*   Genworth Financial, Inc. Class A................... 2,131,699  31,442,560
#   German American Bancorp, Inc.......................    30,439     820,635
#   GFI Group, Inc.....................................   221,401     841,324
#   Glacier Bancorp, Inc...............................    87,422   2,310,563
*   Global Indemnity P.L.C.............................    81,077   1,987,197
#   Great Southern Bancorp, Inc........................    51,030   1,410,980
#*  Green Dot Corp. Class A............................    63,664   1,433,713
*   Greenlight Capital Re, Ltd. Class A................    52,958   1,701,541
    Guaranty Bancorp...................................    24,139     312,841
*   Guaranty Federal Bancshares, Inc...................       348       3,724
*   Hallmark Financial Services, Inc...................   100,040     881,352
    Hampden Bancorp, Inc...............................    20,730     332,509
    Hancock Holding Co.................................    23,254     804,588
    Hanmi Financial Corp...............................   156,332   3,372,081
    Hanover Insurance Group, Inc. (The)................   225,011  12,494,861
    Harleysville Savings Financial Corp................     1,060      18,789
#*  Harris & Harris Group, Inc.........................   146,100     439,761

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Hawthorn Bancshares, Inc...........................     535 $     6,730
    HCC Insurance Holdings, Inc........................  61,219   2,626,907
#   HCI Group, Inc.....................................  31,651   1,346,117
#   Heartland Financial USA, Inc.......................  45,581   1,148,185
    Heritage Commerce Corp.............................  68,269     546,835
#   Heritage Financial Corp............................  25,380     432,221
    Heritage Financial Group, Inc......................     194       3,839
    HF Financial Corp..................................   3,852      50,808
*   Hilltop Holdings, Inc.............................. 263,212   6,261,813
#   Hingham Institution for Savings....................   1,748     137,358
*   HMN Financial, Inc.................................     800       8,888
#*  Home Bancorp, Inc..................................   5,782     116,507
#   Home BancShares, Inc...............................  58,632   1,808,211
    Home Federal Bancorp, Inc .........................  86,290   1,251,205
    HopFed Bancorp, Inc................................   6,953      79,403
    Horace Mann Educators Corp......................... 199,789   5,574,113
#   Horizon Bancorp....................................   9,962     221,754
    Hudson City Bancorp, Inc...........................  75,160     679,446
    Hudson Valley Holding Corp.........................  11,959     215,023
#   Iberiabank Corp....................................  92,186   6,069,526
*   ICG Group, Inc..................................... 117,659   2,234,344
#*  Imperial Holdings, Inc.............................   1,082       6,687
    Independence Holding Co............................  55,689     714,490
#   Independent Bank Corp.(453836108)..................  98,307   3,554,781
#*  Independent Bank Corp.(453838609)..................  24,000     318,000
    Infinity Property & Casualty Corp..................  14,000     988,400
    Interactive Brokers Group, Inc. Class A............ 177,209   3,756,831
    International Bancshares Corp...................... 244,131   5,715,107
#*  Intervest Bancshares Corp. Class A.................  17,708     132,456
#*  INTL. FCStone, Inc.................................   4,934      87,036
*   Investment Technology Group, Inc................... 154,059   2,541,974
    Investors Bancorp, Inc.............................   2,340      59,366
    Investors Title Co.................................   4,496     360,220
#   Janus Capital Group, Inc........................... 888,638   9,766,132
    JMP Group, Inc.....................................  57,369     426,825
*   KCG Holdings, Inc. Class A.........................  42,847     473,888
#*  Kearny Financial Corp..............................   1,371      15,671
    Kemper Corp........................................ 291,935  10,728,611
#   Kentucky First Federal Bancorp.....................   2,420      21,102
#*  Ladenburg Thalmann Financial Services, Inc.........   5,000      12,000
    Lake Shore Bancorp, Inc............................     306       3,776
#   Lakeland Bancorp, Inc.............................. 130,516   1,470,915
#   Lakeland Financial Corp............................  54,220   1,986,079
    Landmark Bancorp, Inc..............................     468       8,990
#   Legg Mason, Inc.................................... 731,595  30,983,048
    LNB Bancorp, Inc...................................  31,120     311,511
#*  Louisiana Bancorp, Inc.............................  13,988     255,701
*   Macatawa Bank Corp................................. 137,897     730,854
#   Maiden Holdings, Ltd............................... 232,779   2,555,913
    MainSource Financial Group, Inc....................  88,279   1,439,830
    Manning & Napier, Inc..............................  13,076     219,023
*   Markel Corp........................................   6,251   3,370,164
    Marlin Business Services Corp......................  58,904   1,494,394

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Maui Land & Pineapple Co., Inc.....................       817 $     4,820
    MB Financial, Inc..................................   274,677   7,718,424
*   MBIA, Inc..........................................   871,365   9,532,733
#*  MBT Financial Corp.................................    39,294     212,581
    MCG Capital Corp...................................   450,543   2,013,927
#   Meadowbrook Insurance Group, Inc...................   217,301   1,316,844
    Medallion Financial Corp...........................   109,087   1,454,130
#   Mercantile Bank Corp...............................    37,124     742,851
    Merchants Bancshares, Inc..........................    20,000     596,000
    Mercury General Corp...............................     3,588     164,438
#*  Meridian Interstate Bancorp, Inc...................    23,717     558,298
#   Meta Financial Group, Inc..........................     3,060     123,777
*   Metro Bancorp, Inc.................................    66,562   1,322,587
*   MGIC Investment Corp...............................   848,943   7,207,526
    MicroFinancial, Inc................................    41,697     320,650
    Mid Penn Bancorp, Inc..............................       106       1,537
#   MidSouth Bancorp, Inc..............................    19,374     300,491
    MidWestOne Financial Group, Inc....................     1,800      44,244
#   Montpelier Re Holdings, Ltd........................   304,755   8,493,522
    MutualFirst Financial, Inc.........................     3,283      61,688
    NASDAQ OMX Group, Inc. (The).......................   858,799  32,763,182
#   National Interstate Corp...........................    13,998     315,935
#   National Penn Bancshares, Inc......................   558,947   5,801,870
    National Security Group, Inc.......................     1,423      13,163
    National Western Life Insurance Co. Class A........     3,011     656,850
*   Naugatuck Valley Financial Corp....................       385       2,741
*   Navigators Group, Inc. (The).......................    67,657   4,034,387
#   NBT Bancorp, Inc...................................    81,310   1,954,692
    Nelnet, Inc. Class A...............................   156,407   5,826,161
*   New Century Bancorp, Inc...........................       700       4,606
#   New Hampshire Thrift Bancshares, Inc...............     1,468      21,903
#*  NewBridge Bancorp..................................    51,882     362,655
#*  NewStar Financial, Inc.............................   256,825   4,039,857
    Nicholas Financial, Inc............................     8,089     127,644
*   North Valley Bancorp...............................     6,514     152,232
    Northeast Community Bancorp, Inc...................     9,196      66,855
    Northfield Bancorp, Inc............................    53,566     665,825
    Northrim BanCorp, Inc..............................    12,388     297,560
    Northwest Bancshares, Inc..........................   358,033   5,033,944
#   Norwood Financial Corp.............................       368      11,036
    Ocean Shore Holding Co.............................        92       1,271
    OceanFirst Financial Corp..........................    62,626   1,112,238
    OFG Bancorp........................................   216,486   3,156,366
    Ohio Valley Banc Corp..............................     1,834      40,843
#   Old National Bancorp...............................   380,021   5,320,294
    Old Republic International Corp.................... 1,182,426  18,469,494
#*  Old Second Bancorp, Inc............................    32,787     152,787
*   OmniAmerican Bancorp, Inc..........................    49,613   1,112,323
    OneBeacon Insurance Group, Ltd. Class A............   108,664   1,527,816
#   Oppenheimer Holdings, Inc. Class A.................    14,598     342,761
    Oritani Financial Corp.............................    68,916   1,084,738
    Pacific Continental Corp...........................    39,594     558,275
*   Pacific Mercantile Bancorp.........................    40,919     256,153

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Pacific Premier Bancorp, Inc.......................    21,679 $   344,046
#   PacWest Bancorp....................................    16,415     658,406
    Park National Corp.................................    10,252     802,732
    Park Sterling Corp.................................   127,933     863,548
    PartnerRe, Ltd.....................................   321,083  31,520,718
#   Peapack Gladstone Financial Corp...................    29,993     554,871
    Penns Woods Bancorp, Inc...........................       549      24,815
#   People's United Financial, Inc..................... 1,543,963  21,939,714
    Peoples Bancorp of North Carolina, Inc.............       410       6,285
    Peoples Bancorp, Inc...............................    49,925   1,125,809
#*  PHH Corp...........................................   305,779   7,421,256
#*  Phoenix Cos., Inc. (The)...........................    18,657     878,745
*   PICO Holdings, Inc.................................    90,888   2,142,230
#   Pinnacle Financial Partners, Inc...................   160,571   5,241,037
*   Piper Jaffray Cos..................................    60,533   2,377,736
    Platinum Underwriters Holdings, Ltd................   188,394  10,708,315
*   Popular, Inc.......................................   218,581   5,770,538
*   Preferred Bank.....................................    24,059     517,990
    Primerica, Inc.....................................   106,924   4,504,708
    PrivateBancorp, Inc................................   291,864   8,344,392
    Protective Life Corp...............................   427,997  20,976,133
    Provident Financial Holdings, Inc..................    30,246     455,202
    Provident Financial Services, Inc..................   305,970   5,299,400
*   Prudential Bancorp, Inc............................     2,692      28,320
*   PSB Holdings, Inc..................................       599       3,816
#   Pulaski Financial Corp.............................    28,592     297,071
#   QC Holdings, Inc...................................    80,189     198,869
#   QCR Holdings, Inc..................................       246       4,251
    Radian Group, Inc..................................   356,124   5,299,125
    Reinsurance Group of America, Inc..................   387,086  28,903,712
#   RenaissanceRe Holdings, Ltd........................    11,310   1,025,930
#   Renasant Corp......................................   120,812   3,478,177
#   Republic Bancorp, Inc. Class A.....................    25,599     591,081
    Resource America, Inc. Class A.....................    83,429     732,507
#*  Riverview Bancorp, Inc.............................    31,681      99,162
    RLI Corp...........................................     4,039     168,265
    Rockville Financial, Inc...........................    65,894     875,072
#   S&T Bancorp, Inc...................................   138,319   3,235,281
#*  Safeguard Scientifics, Inc.........................   102,515   1,879,100
    Safety Insurance Group, Inc........................    65,125   3,521,960
    Salisbury Bancorp, Inc.............................       291       7,819
    Sandy Spring Bancorp, Inc..........................   105,576   2,636,233
*   Seacoast Banking Corp. of Florida..................       563       6,277
    Selective Insurance Group, Inc.....................   252,402   5,936,495
*   Shore Bancshares, Inc..............................     3,713      35,162
    SI Financial Group, Inc............................     7,388      87,400
    Sierra Bancorp.....................................    27,552     436,699
#   Simmons First National Corp. Class A...............    58,509   2,020,316
    Simplicity Bancorp, Inc............................    18,379     305,091
o*  Southern Community Financial.......................    34,147       7,512
#*  Southern First Bancshares, Inc.....................     2,286      30,381
    Southern Missouri Bancorp, Inc.....................       293       9,490
#   Southern National Bancorp of Virginia, Inc.........       259       2,642

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Southside Bancshares, Inc..........................    54,296 $ 1,446,988
    Southwest Bancorp, Inc.............................    87,892   1,533,715
    Southwest Georgia Financial Corp...................       700       8,085
    StanCorp Financial Group, Inc......................   131,573   8,453,565
    State Auto Financial Corp..........................   128,885   2,472,014
    Sterling Bancorp...................................   280,668   3,536,417
#   Stewart Information Services Corp..................   100,223   3,258,250
*   Stratus Properties, Inc............................     1,430      24,839
*   Suffolk Bancorp....................................    87,728   1,691,396
    Summit State Bank..................................     1,121      12,051
#*  Sun Bancorp, Inc...................................   120,870     383,158
    Susquehanna Bancshares, Inc........................ 1,004,967  10,883,793
*   Sussex Bancorp.....................................       639       5,384
    SY Bancorp, Inc....................................     2,018      59,713
    Symetra Financial Corp.............................   292,678   5,604,784
    Synovus Financial Corp.............................    43,105     144,402
*   Taylor Capital Group, Inc..........................    78,907   1,761,993
    TCF Financial Corp.................................    80,029   1,288,467
    Teche Holding Co...................................       540      40,473
    Territorial Bancorp, Inc...........................    20,309     459,999
    TF Financial Corp..................................     4,609     140,575
    Timberland Bancorp, Inc............................    10,843     118,839
    Tompkins Financial Corp............................    40,377   1,893,681
    Tower Financial Corp...............................        88       2,056
#   Tower Group International, Ltd.....................   213,884     534,710
#   TowneBank..........................................    79,009   1,188,295
*   Tree.com, Inc......................................    52,289   1,696,778
    Trico Bancshares...................................    51,447   1,273,828
#   TrustCo Bank Corp..................................   244,213   1,594,711
#   Trustmark Corp.....................................   231,005   5,488,679
#   Umpqua Holdings Corp...............................   583,249  10,241,852
    Union First Market Bankshares Corp.................   183,275   4,228,154
#   United Bancshares, Inc.............................       466       7,209
#   United Bankshares, Inc.............................    79,082   2,363,761
    United Community Bancorp...........................       114       1,251
*   United Community Banks, Inc........................    97,600   1,627,968
#*  United Community Financial Corp....................     2,218       7,830
    United Financial Bancorp, Inc......................    96,629   1,713,232
    United Fire Group, Inc.............................   118,756   2,980,776
*   United Security Bancshares.........................     1,134       5,660
    Unity Bancorp, Inc.................................     3,489      27,284
    Universal Insurance Holdings, Inc..................   168,532   1,879,132
    Univest Corp. of Pennsylvania......................    46,383     871,073
    Validus Holdings, Ltd..............................   405,498  14,565,488
    ViewPoint Financial Group, Inc.....................   116,496   2,868,132
#*  Virginia Commerce Bancorp, Inc.....................   135,705   2,206,563
    VSB Bancorp, Inc...................................        80         877
*   Walker & Dunlop, Inc...............................    64,037     899,079
    Washington Banking Co..............................    26,133     464,906
    Washington Federal, Inc............................   389,005   8,511,429
#   Washington Trust Bancorp, Inc......................    60,295   1,986,117
#*  Waterstone Financial, Inc..........................     8,699      91,866
    Wayne Savings Bancshares, Inc......................       120       1,342

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
    Webster Financial Corp............................. 332,750 $   10,095,635
    WesBanco, Inc...................................... 119,709      3,418,889
#   West Bancorporation, Inc...........................  58,779        869,341
*   Western Alliance Bancorp........................... 280,258      6,283,384
    Westfield Financial, Inc........................... 131,049        977,626
    Wilshire Bancorp, Inc.............................. 358,042      3,566,098
    Wintrust Financial Corp............................ 231,325     10,138,975
    WSFS Financial Corp................................  12,856        923,061
#   WVS Financial Corp.................................     111          1,411
*   Yadkin Financial Corp..............................     753         14,081
    Zions BanCorp...................................... 948,371     27,265,666
*   ZipRealty, Inc.....................................  93,955        392,732
                                                                --------------
Total Financials.......................................          1,140,837,096
                                                                --------------
Health Care -- (5.7%)
*   Addus HomeCare Corp................................  28,304        669,107
*   Affymetrix, Inc.................................... 489,243      4,593,992
#*  Albany Molecular Research, Inc..................... 143,811      1,538,778
*   Alere, Inc......................................... 361,377     13,696,188
*   Allied Healthcare Products, Inc....................   1,097          2,699
*   Almost Family, Inc.................................  43,727      1,329,738
*   Alphatec Holdings, Inc............................. 147,075        319,153
#*  Amedisys, Inc...................................... 178,820      2,698,394
#*  American Shared Hospital Services..................   4,548         13,144
*   AMN Healthcare Services, Inc.......................  93,637      1,414,855
*   Amsurg Corp........................................ 168,181      7,021,557
    Analogic Corp......................................  41,713      3,989,848
*   AngioDynamics, Inc................................. 137,345      2,185,159
*   Anika Therapeutics, Inc............................  73,307      2,438,924
#*  Arqule, Inc........................................   8,633         19,770
*   ArthroCare Corp....................................     310         14,068
#*  AVEO Pharmaceuticals, Inc..........................  12,600         20,790
#*  Baxano Surgical, Inc...............................  97,586        124,910
*   Bio-Rad Laboratories, Inc. Class A.................   3,077        391,148
#*  BioScrip, Inc...................................... 266,195      2,265,319
*   BioTelemetry, Inc.................................. 105,109        766,245
*   Cambrex Corp....................................... 158,377      2,972,736
    Cantel Medical Corp................................ 144,427      4,578,336
#*  Capital Senior Living Corp......................... 119,464      2,684,356
*   Chindex International, Inc.........................   6,388        105,146
#*  Codexis, Inc.......................................   3,757          7,063
*   Community Health Systems, Inc...................... 490,559     20,314,048
#   CONMED Corp........................................ 141,317      5,928,248
*   Cross Country Healthcare, Inc...................... 127,342      1,375,294
    CryoLife, Inc......................................  90,053        971,672
#*  Cumberland Pharmaceuticals, Inc....................  90,380        424,786
#*  Cutera, Inc........................................  72,520        688,940
*   Cynosure, Inc. Class A.............................  69,710      1,870,319
#   Digirad Corp.......................................  88,544        309,904
*   Emergent Biosolutions, Inc......................... 106,216      2,541,749
#*  Enzo Biochem, Inc.................................. 132,897        373,441
#   Enzon Pharmaceuticals, Inc.........................  79,602         71,642
#*  Exactech, Inc......................................  38,546        858,805

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U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  ExamWorks Group, Inc...............................  29,669 $   913,509
*   Five Star Quality Care, Inc........................ 218,412   1,185,977
#*  Furiex Pharmaceuticals, Inc........................  10,318     478,342
*   Gentiva Health Services, Inc....................... 127,589   1,449,411
*   Greatbatch, Inc.................................... 135,788   5,772,348
*   Hanger, Inc........................................ 105,012   3,550,456
#*  Harvard Apparatus Regenerative Technology, Inc.....  37,209     152,185
*   Harvard Bioscience, Inc............................ 148,840     657,873
*   HealthStream, Inc..................................  34,105     989,727
#*  Healthways, Inc.................................... 204,778   3,135,151
*   Hi-Tech Pharmacal Co., Inc.........................  57,671   2,494,847
#   Hill-Rom Holdings, Inc.............................  44,930   1,629,611
#*  Hologic, Inc....................................... 468,719  10,011,838
#*  Horizon Pharma, Inc................................  34,063     335,861
#*  ICU Medical, Inc...................................  16,863   1,087,832
*   Idera Pharmaceuticals, Inc......................... 141,206     655,196
*   Impax Laboratories, Inc............................ 177,023   4,096,312
*   Integra LifeSciences Holdings Corp.................   2,097      97,427
    Invacare Corp...................................... 167,384   3,377,809
*   Iridex Corp........................................     918       7,775
    Kewaunee Scientific Corp...........................   7,798     129,447
    Kindred Healthcare, Inc............................ 301,101   5,702,853
#*  Lannett Co., Inc...................................  97,301   3,436,671
    LeMaitre Vascular, Inc.............................  73,991     589,708
#*  LHC Group, Inc.....................................  79,076   1,814,003
*   LifePoint Hospitals, Inc........................... 233,325  12,368,558
*   Magellan Health Services, Inc...................... 140,801   8,424,124
o*  Maxygen, Inc....................................... 172,517       5,176
*   MedAssets, Inc..................................... 237,365   5,231,525
o*  MedCath Corp....................................... 103,153     206,306
*   Medical Action Industries, Inc.....................  90,546     671,851
*   Medicines Co. (The)................................  82,270   2,859,705
#*  MediciNova, Inc....................................  23,798      54,973
*   Merit Medical Systems, Inc.........................  57,483     826,031
*   Misonix, Inc.......................................   5,883      30,180
#*  Molina Healthcare, Inc............................. 276,308   9,947,088
#   National Healthcare Corp...........................  25,110   1,305,720
*   Natus Medical, Inc................................. 174,102   4,507,501
#*  NuVasive, Inc......................................  91,446   3,423,738
#   Omnicare, Inc...................................... 597,354  37,310,731
*   Omnicell, Inc...................................... 228,895   5,910,069
*   OraSure Technologies, Inc..........................  13,877      81,458
*   Orthofix International NV..........................   2,900      59,595
#   Owens & Minor, Inc................................. 181,942   6,302,471
#*  Pacific Biosciences of California, Inc.............  74,676     536,174
*   PDI, Inc...........................................  51,576     298,625
*   PharMerica Corp.................................... 153,288   3,731,030
#*  PhotoMedex, Inc....................................   6,849      95,270
#   Pozen, Inc.........................................  85,751     672,288
*   Prestige Brands Holdings, Inc...................... 313,269   9,479,520
*   Providence Service Corp. (The).....................  57,778   1,524,761
#*  Repligen Corp...................................... 112,834   1,746,670
#*  Rigel Pharmaceuticals, Inc.........................   9,300      28,179

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  RTI Surgical, Inc.................................. 275,919 $    855,349
#*  Sciclone Pharmaceuticals, Inc...................... 334,998    1,574,491
    Select Medical Holdings Corp....................... 294,819    3,184,045
*   Skilled Healthcare Group, Inc. Class A.............  59,516      271,988
#   Span-America Medical Systems, Inc..................   5,550      110,112
#*  Sucampo Pharmaceuticals, Inc. Class A..............  53,019      437,937
*   SurModics, Inc.....................................   5,618      136,967
*   Symmetry Medical, Inc.............................. 193,018    1,876,135
#*  Targacept, Inc.....................................  23,151      102,096
#   Teleflex, Inc...................................... 144,988   13,576,676
*   Tornier NV.........................................  29,627      538,915
#*  Transcept Pharmaceuticals, Inc.....................  61,189      203,147
*   Triple-S Management Corp. Class B..................  94,561    1,686,968
#   Universal American Corp............................ 380,924    2,685,514
*   VCA Antech, Inc.................................... 115,926    3,702,676
*   Wright Medical Group, Inc.......................... 243,307    7,398,966
                                                                ------------
Total Health Care......................................          301,323,739
                                                                ------------
Industrials -- (14.0%)
    AAR Corp........................................... 206,357    5,499,414
    ABM Industries, Inc................................ 214,507    5,718,757
#   Acacia Research Corp...............................  13,695      189,265
#*  ACCO Brands Corp................................... 129,363      751,599
#*  Accuride Corp......................................  22,927       87,352
    Aceto Corp......................................... 154,305    3,289,783
    Acme United Corp...................................  12,718      185,174
#   Acorn Energy, Inc..................................  29,843      103,555
    Actuant Corp. Class A.............................. 170,899    5,848,164
*   Adept Technology, Inc..............................  60,855    1,050,966
*   AECOM Technology Corp.............................. 361,021   10,350,472
#*  Aegion Corp........................................ 186,883    3,834,839
*   AeroCentury Corp...................................     782       12,215
#*  Aerovironment, Inc................................. 149,658    4,462,802
    AGCO Corp.......................................... 303,952   16,209,760
*   Air Transport Services Group, Inc.................. 303,540    1,909,267
    Aircastle, Ltd..................................... 170,702    3,224,561
    Alamo Group, Inc...................................  63,138    3,170,790
    Alaska Air Group, Inc..............................  69,661    5,508,095
    Albany International Corp. Class A................. 142,582    4,929,060
    Alliant Techsystems, Inc...........................   7,329    1,053,177
o*  Allied Defense Group, Inc..........................  20,781        1,662
    Allied Motion Technologies, Inc....................   6,810       77,089
#   Altra Industrial Motion Corp....................... 150,897    4,732,130
    AMERCO.............................................  84,246   18,764,112
#*  Ameresco, Inc. Class A.............................  11,550      113,883
#   American Railcar Industries, Inc................... 121,307    5,934,338
    American Science & Engineering, Inc................   1,281       87,608
#*  American Superconductor Corp.......................  54,350       81,525
    Ampco-Pittsburgh Corp..............................  32,333      575,851
*   AMREP Corp.........................................   7,243       52,150
#   Apogee Enterprises, Inc............................ 141,135    4,770,363
    Applied Industrial Technologies, Inc...............  16,069      812,127
*   ARC Document Solutions, Inc........................ 105,267      797,924

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Argan, Inc.........................................  13,720 $   389,785
#   Arkansas Best Corp................................. 152,757   5,238,038
#*  Ascent Solar Technologies, Inc.....................  31,847      21,974
#   Astec Industries, Inc..............................  79,925   2,973,210
*   Atlas Air Worldwide Holdings, Inc.................. 151,882   5,365,991
#*  Avalon Holdings Corp. Class A......................   1,925      10,587
*   Avis Budget Group, Inc............................. 665,365  25,090,914
    AZZ, Inc...........................................  13,438     561,843
    Baltic Trading, Ltd................................  36,740     212,725
#   Barnes Group, Inc.................................. 238,149   8,916,299
    Barrett Business Services, Inc.....................  47,782   3,746,587
#*  BlueLinx Holdings, Inc............................. 217,402     345,669
    Brady Corp. Class A................................  84,723   2,318,021
*   Breeze-Eastern Corp................................  37,653     352,056
#   Briggs & Stratton Corp............................. 259,610   5,469,983
#*  CAI International, Inc.............................  79,003   1,634,572
*   Casella Waste Systems, Inc. Class A................  63,044     323,416
#*  CBIZ, Inc.......................................... 192,442   1,655,001
    CDI Corp........................................... 103,738   1,775,995
    Ceco Environmental Corp............................  34,172     531,033
#   Celadon Group, Inc................................. 133,198   2,767,854
    Chicago Rivet & Machine Co.........................   2,310      96,211
    CIRCOR International, Inc..........................  84,843   6,110,393
*   Columbus McKinnon Corp.............................  95,290   2,355,569
    Comfort Systems USA, Inc........................... 195,774   3,335,989
#   Compx International, Inc...........................   5,019      65,448
    Con-way, Inc....................................... 130,909   5,036,069
*   Consolidated Graphics, Inc.........................  64,334   4,171,417
    Courier Corp.......................................  52,547     829,717
    Covanta Holding Corp............................... 117,796   2,120,328
*   Covenant Transportation Group, Inc. Class A........  41,614     364,539
#*  CPI Aerostructures, Inc............................  30,852     427,300
*   CRA International, Inc.............................  46,319     873,576
*   CTPartners Executive Search, Inc...................   1,700      10,200
    Cubic Corp.........................................  14,340     710,260
    Curtiss-Wright Corp................................ 255,204  15,674,630
*   DigitalGlobe, Inc..................................  29,680   1,133,182
*   Dolan Co. (The).................................... 107,835      19,410
    Douglas Dynamics, Inc.............................. 100,626   1,461,090
#*  Ducommun, Inc......................................  49,344   1,406,304
*   Dycom Industries, Inc.............................. 145,296   4,043,588
    Dynamic Materials Corp.............................  42,247     922,252
#*  Eagle Bulk Shipping, Inc...........................   3,852      14,792
#   Eastern Co. (The)..................................  10,824     168,205
    Ecology and Environment, Inc. Class A..............   8,425      95,876
#   Encore Wire Corp................................... 110,081   5,624,038
#*  Energy Recovery, Inc...............................  67,980     290,954
*   EnerNOC, Inc....................................... 117,497   2,631,933
#   EnerSys, Inc....................................... 132,748   9,034,829
*   Engility Holdings, Inc.............................  31,559   1,209,025
    Ennis, Inc......................................... 141,695   2,050,327
#*  EnPro Industries, Inc.............................. 110,538   8,018,427
    ESCO Technologies, Inc.............................  93,032   3,246,817

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#   Espey Manufacturing & Electronics Corp.............     7,809 $   244,031
*   Esterline Technologies Corp........................   145,640  14,993,638
    Exelis, Inc........................................    53,000   1,038,270
*   Federal Signal Corp................................   280,838   3,459,924
*   Flow International Corp............................   220,894     892,412
#*  Franklin Covey Co..................................   119,121   2,276,402
#   FreightCar America, Inc............................    60,137   1,381,948
*   FTI Consulting, Inc................................   189,885   7,039,037
#*  Fuel Tech, Inc.....................................    43,340     286,911
*   Furmanite Corp.....................................    94,908   1,108,525
    G&K Services, Inc. Class A.........................    95,020   5,310,668
    GATX Corp..........................................   229,076  13,263,500
#*  Genco Shipping & Trading, Ltd......................   216,727     457,294
*   Gencor Industries, Inc.............................    16,355     149,812
    Generac Holdings, Inc..............................       315      15,161
    General Cable Corp.................................   278,409   7,943,009
*   Genesee & Wyoming, Inc. Class A....................    23,350   2,109,439
*   Gibraltar Industries, Inc..........................   145,546   2,599,452
    Global Power Equipment Group, Inc..................     7,741     137,867
#*  Goldfield Corp. (The)..............................    11,785      23,570
*   GP Strategies Corp.................................    86,740   2,407,035
#*  GrafTech International, Ltd........................   114,105   1,169,576
#   Granite Construction, Inc..........................   192,577   6,410,888
#*  Great Lakes Dredge & Dock Corp.....................   297,689   2,241,598
*   Greenbrier Cos., Inc...............................   152,823   5,607,076
#   Griffon Corp.......................................   279,210   3,506,878
*   H&E Equipment Services, Inc........................   142,208   4,306,058
    Hardinge, Inc......................................    51,860     714,112
#   Harsco Corp........................................    41,269   1,047,820
#*  Hawaiian Holdings, Inc.............................   314,551   3,195,838
    Heidrick & Struggles International, Inc............    81,043   1,351,797
*   Hill International, Inc............................   125,857     571,391
    Houston Wire & Cable Co............................   133,594   1,767,449
#*  Hub Group, Inc. Class A............................    50,142   2,078,386
#*  Hudson Global, Inc.................................   125,898     499,815
    Hurco Cos., Inc....................................    34,584     896,417
*   Huron Consulting Group, Inc........................    35,644   2,361,059
    Hyster-Yale Materials Handling, Inc................    65,970   5,657,587
*   ICF International, Inc.............................    70,707   2,379,998
*   II-VI, Inc.........................................     8,192     125,092
#*  InnerWorkings, Inc.................................     8,228      62,039
#*  Innovative Solutions & Support, Inc................    44,641     303,559
    Insteel Industries, Inc............................    84,828   1,580,346
#*  Integrated Electrical Services, Inc................    33,463     204,124
#   International Shipholding Corp.....................    26,095     699,085
    Intersections, Inc.................................    43,923     325,030
#*  JetBlue Airways Corp............................... 1,516,297  13,282,762
#   Joy Global, Inc....................................   124,554   6,575,206
    Kadant, Inc........................................    36,328   1,304,538
#   Kaman Corp.........................................    24,037     931,674
#   Kelly Services, Inc. Class A.......................   168,394   4,038,088
*   Key Technology, Inc................................    23,834     303,645
    Kforce, Inc........................................     1,104      20,016

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Kimball International, Inc. Class B................ 161,322 $ 2,398,858
#   Knight Transportation, Inc......................... 246,274   5,257,950
*   Korn/Ferry International........................... 198,545   4,657,866
#*  Kratos Defense & Security Solutions, Inc........... 176,994   1,279,667
*   Lawson Products, Inc...............................  39,074     555,632
#*  Layne Christensen Co...............................  99,974   1,695,559
    LB Foster Co. Class A..............................  42,690   1,838,231
#*  LMI Aerospace, Inc.................................  63,379     874,630
#   LS Starrett Co. (The) Class A......................  22,027     352,432
    LSI Industries, Inc................................ 107,928     910,912
*   Lydall, Inc........................................  82,151   1,451,608
    Manpowergroup, Inc................................. 112,752   8,783,381
#   Marten Transport, Ltd.............................. 156,725   2,988,746
#*  MasTec, Inc........................................  75,048   2,697,225
#   Mastech Holdings, Inc..............................   1,877      26,240
    Matson, Inc........................................ 178,293   4,266,551
#   McGrath RentCorp...................................  92,761   3,396,908
*   Metalico, Inc...................................... 234,285     424,056
*   Mfri, Inc..........................................  27,948     405,805
    Miller Industries, Inc.............................  63,420   1,163,123
*   Mistras Group, Inc.................................   4,762     111,240
*   Mobile Mini, Inc................................... 256,466   9,917,540
*   Moog, Inc. Class A.................................  58,318   3,502,579
    Mueller Industries, Inc............................ 114,589   7,132,019
    Mueller Water Products, Inc. Class A............... 613,251   5,323,019
    Multi-Color Corp...................................  44,895   1,614,424
*   MYR Group, Inc..................................... 111,677   2,799,742
*   National Presto Industries, Inc....................   7,322     557,131
*   Navigant Consulting, Inc........................... 177,307   3,115,284
#   NL Industries, Inc.................................  87,722     968,451
    NN, Inc............................................  86,492   1,530,043
*   Northwest Pipe Co..................................  45,902   1,610,242
#*  Ocean Power Technologies, Inc......................  41,206      95,598
*   On Assignment, Inc................................. 199,756   5,928,758
*   Orbital Sciences Corp.............................. 188,713   4,614,033
*   Orion Energy Systems, Inc..........................  59,774     393,911
*   Orion Marine Group, Inc............................  51,913     581,426
    Oshkosh Corp.......................................  74,761   4,047,561
*   Owens Corning...................................... 624,093  23,809,148
*   Pacer International, Inc........................... 165,460   1,457,703
*   PAM Transportation Services, Inc...................  37,772     747,886
*   Park-Ohio Holdings Corp............................     999      47,752
*   Patrick Industries, Inc............................   9,440     339,840
#*  Patriot Transportation Holding, Inc................   9,368     341,745
*   Pendrell Corp......................................  20,276      29,603
*   PGT, Inc...........................................  81,174     866,938
#*  Pike Corp.......................................... 156,502   1,649,531
*   PMFG, Inc..........................................   1,946      14,537
    Powell Industries, Inc.............................  39,312   2,414,150
*   PowerSecure International, Inc.....................  96,570   1,863,801
    Preformed Line Products Co.........................  18,849   1,271,931
    Providence and Worcester Railroad Co...............   2,267      42,506
    Quad/Graphics, Inc.................................  34,794     797,826

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#   Quanex Building Products Corp...................... 117,038 $ 2,217,870
*   Quanta Services, Inc............................... 355,313  11,075,106
#*  RCM Technologies, Inc..............................  41,207     277,323
    Regal-Beloit Corp..................................  26,824   1,987,390
*   Republic Airways Holdings, Inc..................... 242,281   2,376,777
    Resources Connection, Inc.......................... 120,948   1,630,379
*   Roadrunner Transportation Systems, Inc.............  51,275   1,345,969
*   RPX Corp...........................................  51,042     827,901
#*  Rush Enterprises, Inc. Class A..................... 139,034   3,842,900
*   Rush Enterprises, Inc. Class B.....................   1,650      38,659
    Ryder System, Inc.................................. 309,611  22,041,207
*   Saia, Inc.......................................... 130,975   4,408,618
    Schawk, Inc........................................  88,944   1,074,444
    SIFCO Industries, Inc..............................  15,111     449,250
    Simpson Manufacturing Co., Inc..................... 101,747   3,316,952
    SkyWest, Inc....................................... 255,435   3,323,209
*   SL Industries, Inc.................................  15,541     404,377
*   SP Plus Corp.......................................   1,633      41,250
#*  Sparton Corp.......................................  49,588   1,382,018
#*  Standard Register Co. (The)........................  26,506     185,807
    Standex International Corp.........................  60,488   3,440,557
    Steelcase, Inc. Class A............................  38,989     575,868
*   Sterling Construction Co., Inc.....................  77,398     837,446
#*  Supreme Industries, Inc. Class A...................  12,449      86,396
    Sypris Solutions, Inc..............................  30,619      91,551
#   TAL International Group, Inc....................... 216,260   9,305,668
#*  Tecumseh Products Co. Class A......................  48,641     408,584
*   Tecumseh Products Co. Class B......................   2,547      21,191
#   Terex Corp......................................... 199,602   8,183,682
*   Tetra Tech, Inc.................................... 168,606   4,975,563
#   Textainer Group Holdings, Ltd......................  10,689     387,904
    Titan International, Inc........................... 153,301   2,569,325
#*  Titan Machinery, Inc............................... 121,425   1,979,227
#*  Transcat, Inc......................................   1,400      12,096
*   TRC Cos., Inc......................................   9,700      65,863
*   Trimas Corp........................................   2,500      87,000
#   Trinity Industries, Inc............................ 485,295  28,258,728
*   TrueBlue, Inc......................................   4,486     110,042
*   Tutor Perini Corp.................................. 226,228   5,112,753
    Twin Disc, Inc.....................................  46,249   1,090,089
*   Ultralife Corp.....................................  84,726     352,460
    UniFirst Corp......................................  76,293   8,071,799
#   United Stationers, Inc............................. 143,193   5,932,486
    Universal Forest Products, Inc.....................  93,810   4,929,715
*   Universal Security Instruments, Inc................   1,053       4,917
#   Universal Truckload Services, Inc..................  21,006     609,384
    URS Corp........................................... 366,165  18,381,483
#*  USA Truck, Inc.....................................  51,322     756,999
#   UTi Worldwide, Inc................................. 188,803   2,956,655
    Valmont Industries, Inc............................   2,571     376,343
*   Versar, Inc........................................  35,947     175,781
    Viad Corp.......................................... 100,377   2,638,911
#*  Virco Manufacturing Corp...........................  19,199      51,069

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
*   Volt Information Sciences, Inc.....................    55,204 $    551,764
    VSE Corp...........................................     9,098      401,313
*   Wabash National Corp...............................    20,906      286,621
    Watts Water Technologies, Inc. Class A.............   144,348    8,086,375
#   Werner Enterprises, Inc............................   130,950    3,412,557
*   Wesco Aircraft Holdings, Inc.......................    68,223    1,524,784
#*  Willdan Group, Inc.................................     3,123       14,772
#*  Willis Lease Finance Corp..........................    12,818      217,009
#*  XPO Logistics, Inc.................................    70,646    1,760,498
                                                                  ------------
Total Industrials......................................            736,404,841
                                                                  ------------
Information Technology -- (13.1%)
*   Accelrys, Inc......................................   263,156    3,310,502
*   Actuate Corp.......................................     1,900       14,440
*   Acxiom Corp........................................   117,570    4,227,817
*   ADDvantage Technologies Group, Inc.................     4,567       15,025
#   ADTRAN, Inc........................................    38,312      972,742
*   Advanced Energy Industries, Inc....................   217,892    5,948,452
*   Aeroflex Holding Corp..............................   117,613      810,354
*   Agilysys, Inc......................................    89,456    1,171,874
#*  Alpha & Omega Semiconductor, Ltd...................    28,505      206,946
#*  Amkor Technology, Inc..............................   397,449    2,106,480
#*  Amtech Systems, Inc................................    50,698      490,250
#*  ANADIGICS, Inc.....................................   247,601      487,774
*   Anaren, Inc........................................    72,157    2,016,788
*   AOL, Inc...........................................   435,272   20,057,334
#*  Applied Micro Circuits Corp........................   129,665    1,309,616
*   ARRIS Group, Inc...................................   548,984   14,218,686
*   Arrow Electronics, Inc.............................   510,838   26,246,856
    Astro-Med, Inc.....................................    22,284      302,840
*   ATMI, Inc..........................................   167,766    4,643,763
*   Aviat Networks, Inc................................   254,758      484,040
#*  Avid Technology, Inc...............................   177,859    1,234,341
    Avnet, Inc.........................................   659,675   27,092,852
    AVX Corp...........................................   493,714    6,378,785
#*  Aware, Inc.........................................    55,296      359,424
*   Axcelis Technologies, Inc..........................   175,709      425,216
*   AXT, Inc...........................................   186,167      454,247
#*  Bankrate, Inc......................................   166,164    2,756,661
    Bel Fuse, Inc. Class A.............................     1,820       34,216
    Bel Fuse, Inc. Class B.............................    46,351      888,549
*   Benchmark Electronics, Inc.........................   298,403    6,782,700
    Black Box Corp.....................................    82,688    2,266,478
#*  Blucora, Inc.......................................   226,372    5,797,387
*   BroadVision, Inc...................................    22,469      258,843
*   Brocade Communications Systems, Inc................ 1,885,092   17,606,759
    Brooks Automation, Inc.............................   310,373    3,150,286
*   Bsquare Corp.......................................    18,261       64,096
*   BTU International, Inc.............................    17,003       49,649
#*  CACI International, Inc. Class A...................   140,211   10,378,418
*   Calix, Inc.........................................   202,390    1,604,953
*   Cascade Microtech, Inc.............................    44,792      461,358
#*  Ceva, Inc..........................................    16,266      282,866

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Checkpoint Systems, Inc............................ 166,623 $ 2,222,751
*   CIBER, Inc......................................... 350,209   1,358,811
#*  Cirrus Logic, Inc..................................  47,604     833,546
*   Coherent, Inc......................................  73,989   4,945,425
    Cohu, Inc.......................................... 106,665   1,105,049
    Communications Systems, Inc........................  39,335     469,267
#   Comtech Telecommunications Corp.................... 123,702   3,763,015
    Concurrent Computer Corp...........................  41,378     350,885
#   Convergys Corp..................................... 590,305  12,024,513
*   CoreLogic, Inc..................................... 163,588   5,210,278
#*  Cray, Inc.......................................... 130,925   3,860,978
#*  Cree, Inc..........................................  26,662   1,610,918
#   CSG Systems International, Inc.....................  86,338   2,586,686
    CTS Corp........................................... 162,305   3,033,480
#*  CyberOptics Corp...................................  23,180     159,942
    Daktronics, Inc....................................  39,840     582,062
#*  Datalink Corp......................................  66,946     972,725
*   Dealertrack Technologies, Inc......................  89,054   4,154,369
#*  Demand Media, Inc..................................  13,232      76,349
*   Digi International, Inc............................ 125,500   1,292,650
#   Digimarc Corp......................................   3,527     129,018
*   Digital River, Inc................................. 107,875   1,896,442
*   Diodes, Inc........................................  74,131   1,698,341
*   DSP Group, Inc..................................... 113,470   1,016,691
*   DTS, Inc...........................................   7,392     153,236
    EarthLink Holdings Corp............................ 552,396   2,397,399
*   EchoStar Corp. Class A............................. 180,895   8,507,492
*   Edgewater Technology, Inc..........................  32,647     174,988
    Electro Rent Corp.................................. 121,380   2,041,612
    Electro Scientific Industries, Inc................. 134,250   1,455,270
*   Electronics for Imaging, Inc....................... 235,046   9,958,899
#*  Emcore Corp........................................  17,043      82,999
*   Emulex Corp........................................ 367,715   2,706,382
*   Entegris, Inc...................................... 349,110   3,672,637
*   Entropic Communications, Inc....................... 264,866   1,104,491
    EPIQ Systems, Inc.................................. 146,733   2,107,086
*   ePlus, Inc.........................................  38,437   2,073,292
*   Euronet Worldwide, Inc............................. 215,513   9,236,887
*   Exar Corp.......................................... 227,216   2,501,648
*   Extreme Networks................................... 463,663   3,394,013
*   Fabrinet...........................................  53,992     997,232
*   Fairchild Semiconductor International, Inc......... 720,838   9,197,893
*   FARO Technologies, Inc.............................  48,176   2,491,663
#*  Finisar Corp....................................... 342,162   8,112,661
#*  First Solar, Inc................................... 629,345  31,832,270
*   FormFactor, Inc.................................... 255,570   1,645,871
*   Frequency Electronics, Inc.........................  29,641     358,360
*   Global Cash Access Holdings, Inc...................  50,239     426,027
*   GSE Systems, Inc...................................  70,034     122,559
*   GSI Group, Inc.....................................  25,431     274,400
#*  GSI Technology, Inc................................ 119,649     796,862
    Hackett Group, Inc. (The).......................... 179,152   1,056,997
*   Harmonic, Inc...................................... 473,996   3,109,414

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

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Hutchinson Technology, Inc.........................    88,159 $   335,004
#*  ID Systems, Inc....................................    56,513     341,904
*   Identive Group, Inc................................    23,553      23,058
*   IEC Electronics Corp...............................     6,344      25,059
*   Ikanos Communications, Inc.........................    49,085      49,085
*   Imation Corp.......................................   171,828     826,493
#*  Infinera Corp......................................   101,795     887,652
*   Ingram Micro, Inc. Class A.........................   789,039  19,741,756
*   Innodata, Inc......................................     4,088      11,814
*   Inphi Corp.........................................    17,230     197,800
*   Insight Enterprises, Inc...........................   219,712   4,635,923
*   Integrated Device Technology, Inc..................   457,074   4,410,764
*   Integrated Silicon Solution, Inc...................   138,479   1,629,898
#*  Internap Network Services Corp.....................   336,121   2,739,386
#*  International Rectifier Corp.......................   389,755  10,137,528
*   Interphase Corp....................................    27,282     107,491
#   Intersil Corp. Class A.............................   726,674   8,240,483
#*  Intevac, Inc.......................................   102,204     758,354
*   IntraLinks Holdings, Inc...........................    60,151     636,398
#*  IntriCon Corp......................................    10,021      44,794
*   Iteris, Inc........................................    11,700      26,442
#*  Itron, Inc.........................................    73,699   2,975,966
    IXYS Corp..........................................   143,506   1,821,091
    Jabil Circuit, Inc.................................     7,710     138,549
#*  Kemet Corp.........................................   113,781     628,071
*   Key Tronic Corp....................................    56,373     591,916
#*  Kopin Corp.........................................   235,036     902,538
*   Kulicke & Soffa Industries, Inc....................   399,262   4,647,410
*   KVH Industries, Inc................................   116,478   1,535,180
*   Lattice Semiconductor Corp.........................   458,413   2,649,627
#   Leidos Holdings, Inc...............................     8,500     385,390
#   Lexmark International, Inc. Class A................   270,066  10,583,886
#*  Limelight Networks, Inc............................   177,660     339,331
*   LoJack Corp........................................    32,631     129,219
*   LTX-Credence Corp..................................   195,071   1,667,857
*   Magnachip Semiconductor Corp.......................   133,061   2,103,694
#   ManTech International Corp. Class A................   110,545   3,216,859
#   Marchex, Inc. Class B..............................   111,980   1,048,133
    Marvell Technology Group, Ltd...................... 1,758,707  26,257,495
*   Mattson Technology, Inc............................    50,165     148,990
#*  Maxwell Technologies, Inc..........................    69,290     565,406
#*  Measurement Specialties, Inc.......................    72,425   3,995,687
    Mentor Graphics Corp...............................   373,660   7,772,128
*   Mercury Systems, Inc...............................   106,858   1,143,381
    Methode Electronics, Inc...........................   242,823   8,173,422
*   Microsemi Corp.....................................   247,174   5,793,759
    MKS Instruments, Inc...............................   288,661   8,697,356
    MOCON, Inc.........................................     1,000      17,110
*   ModusLink Global Solutions, Inc....................   170,782     879,527
#*  Monster Worldwide, Inc.............................   246,476   1,508,433
#*  MoSys, Inc.........................................    24,296     121,966
*   Multi-Fineline Electronix, Inc.....................    84,449   1,165,396
#*  Nanometrics, Inc...................................    58,005     982,605

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

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  NAPCO Security Technologies, Inc...................  33,409 $  243,552
*   NCI, Inc. Class A..................................   2,523     16,778
#*  NeoPhotonics Corp..................................  11,456     84,087
#*  NETGEAR, Inc.......................................  13,748    438,699
*   Newport Corp....................................... 192,338  3,489,011
*   Novatel Wireless, Inc.............................. 117,883    314,748
*   Oclaro, Inc........................................ 176,112    470,219
#*  OmniVision Technologies, Inc....................... 357,023  5,494,584
#*  Oplink Communications, Inc......................... 116,079  1,965,217
    Optical Cable Corp.................................  28,064    110,011
*   PAR Technology Corp................................  55,165    298,443
    Park Electrochemical Corp..........................  44,899  1,354,603
#   PC Connection, Inc................................. 116,384  2,381,217
    PC-Tel, Inc........................................  40,760    334,640
#*  PCM, Inc...........................................  51,256    512,560
*   PDF Solutions, Inc.................................  25,060    593,922
#   Perceptron, Inc....................................  40,400    622,564
*   Perficient, Inc.................................... 174,093  3,574,129
*   Performance Technologies, Inc......................  54,791    203,822
*   Pericom Semiconductor Corp......................... 123,556  1,023,044
*   Photronics, Inc.................................... 311,067  2,581,856
#*  Planar Systems, Inc................................  54,660    137,197
*   Plexus Corp........................................  71,836  2,808,788
*   PLX Technology, Inc................................  49,707    300,727
#*  PMC - Sierra, Inc.................................. 865,801  5,670,997
*   Polycom, Inc....................................... 255,720  3,050,740
*   PRGX Global, Inc...................................   6,254     41,652
#*  Procera Networks, Inc..............................   6,813     78,758
*   Progress Software Corp.............................  99,807  2,412,335
*   QLogic Corp........................................ 149,007  1,724,011
#*  Qualstar Corp......................................  33,400     39,746
#*  QuinStreet, Inc....................................  36,950    305,576
*   Qumu Corp..........................................  42,582    641,711
*   Radisys Corp....................................... 121,573    344,052
#*  Rambus, Inc........................................  55,799    497,169
*   RealNetworks, Inc.................................. 146,420  1,065,938
#*  Reis, Inc..........................................  44,432    790,890
*   Relm Wireless Corp.................................   2,200      7,392
#   RF Industries, Ltd.................................  28,609    189,392
#*  RF Micro Devices, Inc.............................. 102,140    544,406
    Richardson Electronics, Ltd........................  77,071    888,629
*   Rofin-Sinar Technologies, Inc......................  41,089    949,156
*   Rogers Corp........................................  31,148  1,890,684
*   Rosetta Stone, Inc.................................  59,134    655,205
*   Rovi Corp.......................................... 158,431  3,360,321
#*  Rubicon Technology, Inc............................  53,423    586,050
#*  Rudolph Technologies, Inc.......................... 170,691  1,875,894
#*  Sanmina Corp....................................... 415,810  6,952,343
*   ScanSource, Inc....................................  75,150  2,821,131
*   Seachange International, Inc....................... 181,554  2,171,386
*   Selectica, Inc.....................................     916      6,412
*   ShoreTel, Inc......................................  97,043    747,231
*   Sigma Designs, Inc................................. 157,798    740,073

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
*   Silicon Image, Inc.................................   232,200 $  1,297,998
#*  Smith Micro Software, Inc..........................    87,329      139,726
#*  SMTC Corp..........................................    30,286       65,418
#*  Sonus Networks, Inc................................   609,161    1,827,483
#*  Spansion, Inc. Class A.............................   141,425    2,121,375
#*  Speed Commerce, Inc................................     3,267       13,068
#*  StarTek, Inc.......................................    58,117      370,205
#*  SunEdison, Inc.....................................   627,039    8,722,112
#*  SunPower Corp......................................   398,664   12,900,767
*   Super Micro Computer, Inc..........................    61,872    1,272,088
*   Supertex, Inc......................................    26,804      715,667
*   support.com, Inc...................................   150,980      407,646
#*  Sykes Enterprises, Inc.............................   190,811    3,999,399
*   SYNNEX Corp........................................   196,018   11,006,411
*   Tech Data Corp.....................................   261,278   14,088,110
*   TeleCommunication Systems, Inc. Class A............   254,011      576,605
*   Telenav, Inc.......................................    28,558      185,627
#   Tessco Technologies, Inc...........................    39,695    1,321,447
    Tessera Technologies, Inc..........................   245,911    4,881,333
#*  TheStreet, Inc.....................................   103,777      282,273
*   Trio Tech International............................       979        3,113
*   TriQuint Semiconductor, Inc........................   976,471    8,104,709
#*  TTM Technologies, Inc..............................   291,340    2,333,633
*   Ultra Clean Holdings...............................    65,854      752,711
#   United Online, Inc.................................    89,716    1,086,461
*   UTStarcom Holdings Corp............................    17,484       47,032
#*  Veeco Instruments, Inc.............................   107,512    4,086,531
#*  VeriFone Systems, Inc..............................    63,000    1,827,630
#*  ViaSat, Inc........................................       282       16,782
#*  Viasystems Group, Inc..............................   113,088    1,476,929
*   Vicon Industries, Inc..............................    22,202       91,028
*   Video Display Corp.................................    10,067       38,154
*   Virtusa Corp.......................................   113,124    3,877,891
#*  Vishay Intertechnology, Inc........................   754,072   10,240,298
*   Vishay Precision Group, Inc........................    54,769      779,911
#*  Vocus, Inc.........................................    14,034      171,495
    Wayside Technology Group, Inc......................     4,635       65,400
#*  WebMD Health Corp..................................    24,300    1,163,970
#*  Westell Technologies, Inc. Class A.................   113,872      427,020
*   XO Group, Inc......................................   136,025    1,649,983
    Xyratex, Ltd.......................................   103,080    1,361,687
*   Zygo Corp..........................................    74,649    1,047,325
*   Zynga, Inc. Class A................................ 1,651,319    7,265,804
                                                                  ------------
Total Information Technology...........................            687,623,811
                                                                  ------------
Materials -- (6.6%)
    A Schulman, Inc....................................   147,127    4,997,904
#   Allegheny Technologies, Inc........................   248,689    7,818,782
#*  Allied Nevada Gold Corp............................    27,900      136,989
#*  AM Castle & Co.....................................   109,790    1,506,319
#   AMCOL International Corp...........................     6,071      206,839
*   American Pacific Corp..............................    25,583    1,187,819
    American Vanguard Corp.............................     7,805      181,388

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
*   Arabian American Development Co....................   7,849 $    89,479
    Ashland, Inc.......................................  47,350   4,394,553
    Axiall Corp........................................ 132,689   5,294,291
    Bemis Co., Inc.....................................  32,725   1,260,240
    Cabot Corp.........................................  36,319   1,767,646
*   Calgon Carbon Corp.................................   9,974     202,572
#*  Century Aluminum Co................................ 454,590   5,305,065
#   Chase Corp.........................................  23,780     751,924
*   Chemtura Corp...................................... 136,163   3,414,968
*   Clearwater Paper Corp..............................  44,547   2,536,952
#   Cliffs Natural Resources, Inc...................... 815,442  15,754,339
*   Coeur Mining, Inc.................................. 448,217   4,549,403
    Commercial Metals Co............................... 668,655  12,744,564
*   Continental Materials Corp.........................     125       2,707
*   Core Molding Technologies, Inc.....................  31,258     382,910
    Domtar Corp........................................ 183,622  19,722,839
*   Ferro Corp......................................... 296,418   3,728,938
    Friedman Industries, Inc...........................  32,585     271,433
#   FutureFuel Corp....................................  99,931   1,634,871
#*  General Moly, Inc..................................   7,700       9,933
    Globe Specialty Metals, Inc........................  19,309     337,521
#*  Golden Minerals Co.................................  13,557      11,025
*   Graphic Packaging Holding Co....................... 302,690   2,875,555
    Hawkins, Inc.......................................     229       8,063
    Haynes International, Inc..........................  35,643   1,822,783
    HB Fuller Co.......................................  87,813   4,090,329
#   Hecla Mining Co.................................... 536,703   1,626,210
#*  Horsehead Holding Corp............................. 224,841   3,444,564
    Huntsman Corp...................................... 162,658   3,565,463
    Innophos Holdings, Inc.............................   1,901      88,720
    Innospec, Inc......................................   2,055      88,036
#*  Intrepid Potash, Inc...............................  61,541     904,653
#   Kaiser Aluminum Corp...............................  97,047   6,774,851
*   KapStone Paper and Packaging Corp.................. 500,280  13,992,832
    KMG Chemicals, Inc.................................  28,353     444,008
*   Kraton Performance Polymers, Inc...................  81,658   2,042,267
#*  Landec Corp........................................ 140,041   1,505,441
*   Louisiana-Pacific Corp............................. 368,913   6,467,045
#*  LSB Industries, Inc................................  47,806   1,582,857
    Materion Corp...................................... 100,067   2,658,780
#*  McEwen Mining, Inc................................. 397,880   1,034,488
    MeadWestvaco Corp.................................. 287,968  10,387,006
#*  Mercer International, Inc.......................... 217,426   2,030,759
    Minerals Technologies, Inc......................... 137,102   7,085,431
    Myers Industries, Inc.............................. 190,557   3,649,167
    Neenah Paper, Inc..................................  77,971   3,387,060
    Noranda Aluminum Holding Corp......................  42,266     137,787
*   Northern Technologies International Corp...........   6,949     128,001
#   Olin Corp.......................................... 317,116   8,153,052
#   Olympic Steel, Inc.................................  56,163   1,555,153
#*  OM Group, Inc...................................... 160,504   5,190,699
#*  OMNOVA Solutions, Inc..............................  34,568     312,495
#*  Penford Corp.......................................  52,958     655,620

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
     PH Glatfelter Co...................................   240,760 $  7,461,152
     PolyOne Corp.......................................    25,154      894,476
     Reliance Steel & Aluminum Co.......................   417,707   29,218,605
*    Resolute Forest Products, Inc......................   100,216    1,934,169
     Rock Tenn Co. Class A..............................   178,696   18,134,070
#*   RTI International Metals, Inc......................   173,122    5,387,557
#    Schnitzer Steel Industries, Inc. Class A...........   147,214    3,889,394
     Sealed Air Corp....................................    73,288    2,285,853
     Sensient Technologies Corp.........................   178,112    8,713,239
     Sonoco Products Co.................................    14,177      586,644
     Steel Dynamics, Inc................................   945,483   15,600,469
     Stepan Co..........................................       958       60,728
#*   Stillwater Mining Co...............................   553,901    6,945,918
*    SunCoke Energy, Inc................................   269,295    5,972,963
#    Synalloy Corp......................................    12,873      196,828
#*   Texas Industries, Inc..............................   121,280    9,122,682
     Tredegar Corp......................................    21,600      535,464
     Tronox, Ltd. Class A...............................    58,895    1,293,334
*    United States Lime & Minerals, Inc.................     9,565      521,771
#    United States Steel Corp...........................   741,765   19,367,484
*    Universal Stainless & Alloy Products, Inc..........    35,038    1,112,106
#    Vulcan Materials Co................................    13,331      822,923
#    Walter Energy, Inc.................................    22,100      251,056
#    Wausau Paper Corp..................................   180,883    2,470,862
     Westlake Chemical Corp.............................    27,866    3,386,834
     Worthington Industries, Inc........................    65,280    2,646,451
     Zep, Inc...........................................    13,045      209,242
#*   Zoltek Cos., Inc...................................   172,067    2,873,519
                                                                   ------------
Total Materials.........................................            349,789,181
                                                                   ------------
Other -- (0.0%)
o*   FRD Acquisition Co Escrow Shares...................    55,628           --
o#*  Gerber Scientific, Inc. Escrow Shares..............   137,957           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.1%)
     Geo Group, Inc. (The)..............................   151,667    5,077,811
     Parkway Properties, Inc............................    81,701    1,449,376
                                                                   ------------
Total Real Estate Investment Trusts.....................              6,527,187
                                                                   ------------
Telecommunication Services -- (1.3%)
#    Alteva.............................................    10,169       84,911
     Atlantic Tele-Network, Inc.........................    11,822      688,631
*    Cbeyond, Inc.......................................    45,815      332,617
#    Frontier Communications Corp....................... 2,373,164   11,153,871
*    General Communication, Inc. Class A................   259,590    2,525,811
#*   Hawaiian Telcom Holdco, Inc........................     2,948       80,009
#    HickoryTech Corp...................................    51,639      738,954
#    IDT Corp. Class B..................................    61,175    1,039,975
     Inteliquent, Inc...................................   182,031    2,111,560
#*   Iridium Communications, Inc........................   320,634    2,032,819
*    Leap Wireless International, Inc...................   270,907    4,754,418

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- --------------
Telecommunication Services -- (Continued)
      Lumos Networks Corp...........................      4,260 $       80,983
#*    NII Holdings, Inc.............................     68,368        205,788
*     ORBCOMM, Inc..................................    187,425      1,293,232
*     Premiere Global Services, Inc.................    222,706      2,427,495
      PTGi Holding, Inc.............................     13,599         49,952
#     Shenandoah Telecommunications Co..............     31,513        790,976
#*    Straight Path Communications, Inc. Class B....     28,787        237,205
#     T-Mobile US, Inc..............................    403,924     12,347,957
      Telephone & Data Systems, Inc.................    429,082     11,593,796
#     United States Cellular Corp...................    102,697      4,548,450
      USA Mobility, Inc.............................     96,088      1,370,215
*     Vonage Holdings Corp..........................    787,878      3,632,118
      Windstream Holdings, Inc......................    405,722      3,034,800
                                                                --------------
Total Telecommunication Services....................                67,156,543
                                                                --------------
Utilities -- (0.5%)
#     Consolidated Water Co., Ltd...................     31,635        406,826
#*    Dynegy, Inc...................................     35,981        732,573
#*    Genie Energy, Ltd. Class B....................     77,586        775,860
#     Ormat Technologies, Inc.......................    112,626      2,776,231
      SJW Corp......................................     47,238      1,351,479
      UGI Corp......................................    449,464     19,502,243
                                                                --------------
Total Utilities.....................................                25,545,212
                                                                --------------
TOTAL COMMON STOCKS                                              4,492,933,392
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights....        200             --
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16....................................     50,591             --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14....................................      1,528             --
TOTAL RIGHTS/WARRANTS...............................                        --
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves,
        0.060%...................................... 41,928,984     41,928,984
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (13.8%)
(S)@  DFA Short Term Investment Fund................ 62,876,996    727,486,844
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $3,917,271,030)^^.................................            $5,262,349,220
                                                                ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary. $  566,178,205 $     44,441   --    $  566,222,646
    Consumer Staples.......    142,204,293           --   --       142,204,293
    Energy.................    469,298,843           --   --       469,298,843
    Financials.............  1,140,829,584        7,512   --     1,140,837,096
    Health Care............    301,112,257      211,482   --       301,323,739
    Industrials............    736,403,179        1,662   --       736,404,841
    Information Technology.    687,623,811           --   --       687,623,811
    Materials..............    349,789,181           --   --       349,789,181
    Other..................             --           --   --                --
    Real Estate
      Investment Trusts....      6,527,187           --   --         6,527,187
    Telecommunication
      Services.............     67,156,543           --   --        67,156,543
    Utilities..............     25,545,212           --   --        25,545,212
 Rights/Warrants...........             --           --   --                --
 Temporary Cash
   Investments.............     41,928,984           --   --        41,928,984
 Securities Lending
   Collateral..............             --  727,486,844   --       727,486,844
                            -------------- ------------   --    --------------
 TOTAL..................... $4,534,597,279 $727,751,941   --    $5,262,349,220
                            ============== ============   ==    ==============

                        U.S. SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)


                                                         SHARES     VALUE+
                                                        --------- -----------
COMMON STOCKS -- (85.6%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A....................   199,262 $ 1,004,281
#   Aaron's, Inc.......................................   523,434  14,075,140
#   Abercrombie & Fitch Co. Class A....................   486,026  17,195,600
    AH Belo Corp. Class A..............................   239,077   1,910,225
#*  ALCO Stores, Inc...................................    98,216     892,783
#   Ambassadors Group, Inc.............................     6,586      32,732
#   AMCON Distributing Co..............................     3,567     303,195
#*  Ascent Capital Group, Inc. Class A.................   103,251   7,387,609
*   Ballantyne Strong, Inc.............................   311,543   1,482,945
#*  Barnes & Noble, Inc................................ 1,664,942  22,443,418
    Bassett Furniture Industries, Inc..................   200,365   2,825,147
#   Beasley Broadcasting Group, Inc. Class A...........    75,568     690,692
#   bebe stores, Inc...................................   341,085   1,695,193
*   Biglari Holdings, Inc..............................    26,626  11,634,497
#*  Black Diamond, Inc.................................   348,477   3,711,280
#   Bob Evans Farms, Inc...............................   367,485  18,466,121
#*  Body Central Corp..................................   112,234     383,840
#   Bon-Ton Stores, Inc. (The).........................    21,584     232,028
#*  Books-A-Million, Inc...............................   322,657     745,338
#*  Boyd Gaming Corp...................................   422,688   4,463,585
#*  Bridgepoint Education, Inc.........................    26,838     466,444
    Brown Shoe Co., Inc................................   539,229  12,768,943
*   Build-A-Bear Workshop, Inc.........................   507,789   4,432,998
#*  Cabela's, Inc......................................   437,937  29,280,468
#*  Cache, Inc.........................................   467,966   2,367,908
*   Caesars Acquisition Co. Class A....................    13,866     183,447
#*  Caesars Entertainment Corp.........................    21,812     480,082
#   Callaway Golf Co................................... 2,098,127  17,141,698
#*  Cambium Learning Group, Inc........................   218,576     415,294
#*  Canterbury Park Holding Corp.......................    16,406     183,911
#*  Career Education Corp..............................   350,459   1,906,497
#   Carriage Services, Inc.............................   367,201   7,858,101
#*  Carrols Restaurant Group, Inc......................     7,357      44,804
#*  Cavco Industries, Inc..............................    30,342   2,370,317
#*  Central European Media Enterprises, Ltd. Class A...   196,793     584,475
#*  Charles & Colvard, Ltd.............................    19,136      75,013
#*  Christopher & Banks Corp...........................   365,264   2,607,985
#   Churchill Downs, Inc...............................     2,204     196,398
*   Citi Trends, Inc...................................    64,340   1,029,440
#*  Coast Distribution System (The)....................    92,516     336,296
*   Cobra Electronics Corp.............................   176,106     570,583
#   Collectors Universe, Inc...........................    21,749     434,763
#*  Conn's, Inc........................................   611,963  37,152,274
    Core-Mark Holding Co., Inc.........................   289,036  21,865,573
#*  Corinthian Colleges, Inc...........................   680,515   1,000,357
*   Costa, Inc.........................................   288,550   6,200,940
*   Crocs, Inc.........................................    11,301     173,470
#*  Crown Media Holdings, Inc. Class A.................   251,867     770,713
    CSS Industries, Inc................................   259,352   6,950,634
#   Culp, Inc..........................................    26,354     532,614
#*  Cumulus Media, Inc. Class A........................   822,447   5,502,170

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
#*   dELiA*s, Inc.......................................   271,854 $   201,172
#*   Delta Apparel, Inc.................................   188,208   3,045,205
     Destination Maternity Corp.........................   123,757   3,320,400
#*   Destination XL Group, Inc..........................    16,651      89,582
#    DeVry Education Group, Inc.........................   755,251  27,294,771
#*   Dex Media, Inc.....................................     1,240       7,514
#*   Digital Generation, Inc............................   278,716   3,762,666
#    Dillard's, Inc. Class A............................   252,574  22,049,710
*    Dixie Group, Inc. (The)............................   293,970   4,062,665
#*   Dorman Products, Inc...............................   541,526  28,245,996
#*   Dover Downs Gaming & Entertainment, Inc............   136,501     215,672
     Dover Motorsports, Inc.............................   319,398     744,197
#*   DreamWorks Animation SKG, Inc. Class A.............   497,056  16,770,670
#*   Education Management Corp..........................    13,591      94,186
#    Educational Development Corp.......................     1,000       3,580
*    ELXSI Corp.........................................     8,249      78,366
#*   Emerson Radio Corp.................................   156,037     340,161
*    Emmis Communications Corp. Class A.................   353,768   1,048,922
#*   Entercom Communications Corp. Class A..............    55,599     524,299
#    Escalade, Inc......................................     4,453      52,946
#*   EW Scripps Co. Class A............................. 1,280,475  23,573,545
o#*  FAB Universal Corp.................................     5,333      16,372
#*   Federal-Mogul Corp.................................   392,547   7,018,740
#*   Flanigan's Enterprises, Inc........................     4,740      68,896
#    Flexsteel Industries, Inc..........................   196,868   6,069,440
#    Fred's, Inc. Class A............................... 1,065,505  18,625,027
#    Frisch's Restaurants, Inc..........................    49,454   1,246,241
#*   FTD Cos., Inc......................................   348,882  10,815,342
#*   Fuel Systems Solutions, Inc........................   165,969   2,039,759
#*   Full House Resorts, Inc............................   121,199     294,514
*    Gaiam, Inc. Class A................................    92,238     626,296
#*   Gaming Partners International Corp.................    44,581     364,227
#*   Geeknet, Inc.......................................    61,724   1,098,070
*    Genesco, Inc.......................................       900      63,198
#*   Gray Television, Inc............................... 1,154,505  13,138,267
#*   Gray Television, Inc. Class A......................    23,767     220,795
#    Group 1 Automotive, Inc............................   523,742  32,016,349
*    Hallwood Group, Inc. (The).........................     4,538      44,586
*    Hampshire Group, Ltd...............................    10,478      34,577
#*   Harris Interactive, Inc............................   186,200     377,986
     Harte-Hanks, Inc...................................   350,598   2,401,596
#    Hastings Entertainment, Inc........................   298,504     585,068
     Haverty Furniture Cos., Inc........................   522,626  14,539,455
#    Haverty Furniture Cos., Inc. Class A...............     5,701     159,970
*    Helen of Troy, Ltd.................................   842,455  46,368,723
#*   hhgregg, Inc.......................................    51,621     426,390
*    Hollywood Media Corp...............................   474,624     669,220
#    Hooker Furniture Corp..............................   252,994   3,832,859
#*   Iconix Brand Group, Inc............................ 2,048,461  76,202,749
     International Speedway Corp. Class A...............   744,984  25,009,113
#*   Isle of Capri Casinos, Inc.........................   509,303   4,868,937
*    Jaclyn, Inc........................................    40,909     229,090
#    JAKKS Pacific, Inc.................................   692,157   3,986,824

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A.....................   207,794 $ 4,939,263
    Jones Group, Inc. (The)............................ 2,371,771  34,983,622
*   Journal Communications, Inc. Class A...............   722,363   5,757,233
*   K12, Inc...........................................    71,624   1,572,147
#*  Kid Brands, Inc....................................   156,672     150,405
*   Kona Grill, Inc....................................    74,031   1,163,027
    La-Z-Boy, Inc......................................   313,644   8,443,297
#*  Lakeland Industries, Inc...........................   141,538     927,074
*   Lazare Kaplan International, Inc...................   132,982     190,164
#*  Lee Enterprises, Inc...............................   107,038     436,715
*   Libbey, Inc........................................   337,773   7,275,630
*   Liberty Media Corp. Class B........................     2,215     292,236
#*  Life Time Fitness, Inc.............................    99,951   4,113,983
    Lifetime Brands, Inc...............................   349,212   5,384,849
#*  LIN Media LLC Class A..............................   240,316   5,938,208
    Lincoln Educational Services Corp..................    29,744     129,981
    Lithia Motors, Inc. Class A........................   247,776  13,947,311
*   Live Nation Entertainment, Inc..................... 2,780,965  59,151,126
*   Loral Space & Communications, Inc..................    86,706   6,446,591
#*  Luby's, Inc........................................   481,887   3,146,722
#*  M/I Homes, Inc.....................................   281,159   6,913,700
    Marcus Corp. (The).................................   562,220   7,342,593
#*  MarineMax, Inc.....................................   624,697   9,214,281
*   Marriott Vacations Worldwide Corp..................   560,498  26,836,644
#*  McClatchy Co. (The) Class A........................ 1,241,657   5,661,956
    McRae Industries, Inc. Class A.....................    30,453   1,012,562
#   MDC Holdings, Inc..................................   357,536  11,044,287
#*  Media General, Inc. Class A........................   396,500   7,069,595
    Men's Wearhouse, Inc. (The)........................    39,170   1,881,727
    Meredith Corp......................................    10,701     489,892
*   Modine Manufacturing Co............................   119,722   1,568,358
#*  Monarch Casino & Resort, Inc.......................     8,618     166,069
#*  Motorcar Parts of America, Inc.....................    82,164   1,653,961
    Movado Group, Inc..................................   433,624  16,369,306
#*  MTR Gaming Group, Inc..............................   287,975   1,483,071
    NACCO Industries, Inc. Class A.....................   151,042   8,917,520
    National CineMedia, Inc............................    24,440     456,539
#*  Nautilus, Inc......................................    23,985     204,352
#*  Nevada Gold & Casinos, Inc.........................   130,600     189,370
#*  New York & Co., Inc................................   165,919     751,613
#   Nexstar Broadcasting Group, Inc. Class A...........    66,242   3,182,928
*   Nobility Homes, Inc................................     9,529      88,143
#*  Office Depot, Inc.................................. 1,115,397   5,454,291
*   Orient-Express Hotels, Ltd. Class A................ 2,546,319  36,055,877
#*  P&F Industries, Inc. Class A.......................    24,537     178,629
#*  Pacific Sunwear of California, Inc................. 1,468,584   4,229,522
*   Penn National Gaming, Inc..........................    50,061     587,216
    Penske Automotive Group, Inc....................... 1,250,616  53,663,933
*   Pep Boys-Manny, Moe & Jack (The)................... 1,395,654  16,664,109
#*  Perfumania Holdings, Inc...........................    89,183     574,339
#*  Perry Ellis International, Inc.....................   465,385   7,292,583
#*  Pinnacle Entertainment, Inc........................     1,763      38,522
*   Point.360..........................................    60,413      32,019

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued)
#*  Premier Exhibitions, Inc..........................   201,518 $      199,563
*   QEP Co., Inc......................................    42,217        759,906
#*  Quiksilver, Inc................................... 1,911,680     13,477,344
#*  Radio One, Inc. Class D...........................   623,107      3,427,089
#*  RadioShack Corp...................................   278,095        667,428
#*  Reading International, Inc. Class A...............   168,095      1,250,627
#*  Red Lion Hotels Corp..............................   529,902      3,073,432
#   Regis Corp........................................ 1,803,073     22,231,890
#   Rent-A-Center, Inc................................ 1,781,444     44,429,213
#*  Rick's Cabaret International, Inc.................   241,213      2,723,295
    Rocky Brands, Inc.................................   127,268      1,975,199
#*  Ruby Tuesday, Inc................................. 1,762,281      9,868,774
#   Saga Communications, Inc. Class A.................   155,524      7,673,554
#   Salem Communications Corp. Class A................   109,749        943,841
#   Scholastic Corp................................... 1,407,493     46,433,194
#*  Shiloh Industries, Inc............................   192,329      2,900,321
#   Shoe Carnival, Inc................................   547,295     13,518,187
#*  Skechers U.S.A., Inc. Class A..................... 1,163,255     33,606,437
#*  Skullcandy, Inc...................................   113,797        830,718
#*  Skyline Corp......................................     1,465          9,523
    Sonic Automotive, Inc. Class A....................    34,775        780,003
#*  Spanish Broadcasting System, Inc. Class A.........     8,699         36,362
    Spartan Motors, Inc...............................   676,930      3,892,348
#*  Spectrum Group International, Inc.................   312,991        774,653
#   Speedway Motorsports, Inc.........................   912,661     17,486,585
#*  Sport Chalet, Inc. Class A........................    82,165         92,025
*   Sport Chalet, Inc. Class B........................    15,675         20,613
#   Stage Stores, Inc................................. 1,025,628     20,102,309
#   Standard Motor Products, Inc......................   267,219      8,740,734
*   Stanley Furniture Co., Inc........................    93,359        354,764
*   Starz Class B.....................................     2,327         65,086
    Stein Mart, Inc...................................    19,321        239,194
*   Stoneridge, Inc...................................    93,685      1,066,135
#   Strattec Security Corp............................    48,198      2,638,841
#   Superior Industries International, Inc............   762,893     13,892,282
#   Superior Uniform Group, Inc.......................   144,642      2,256,415
#*  Systemax, Inc.....................................    30,340        343,145
#*  Trans World Entertainment Corp....................   634,084      2,510,973
#*  Trinity Place Holdings, Inc.......................   366,813      2,274,241
#*  Tuesday Morning Corp.............................. 1,307,967     17,186,686
#*  Unifi, Inc........................................   441,743     10,244,020
*   Universal Electronics, Inc........................    31,164      1,113,801
#*  Valuevision Media, Inc. Class A...................     3,840         23,693
#*  VOXX International Corp...........................   465,076      6,199,463
#   Wendy's Co. (The)................................. 5,109,486     46,343,038
*   West Marine, Inc..................................   597,684      7,823,684
#*  Wet Seal, Inc. (The) Class A......................   268,827        642,497
#*  Zale Corp......................................... 1,002,090     15,151,601
                                                                 --------------
Total Consumer Discretionary..........................            1,480,398,977
                                                                 --------------
Consumer Staples -- (2.6%)
*   Alliance One International, Inc................... 1,557,842      4,003,654
    Andersons, Inc. (The).............................    53,904      4,460,017

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
#*  Boulder Brands, Inc................................ 1,246,340 $ 17,872,516
*   Bridgford Foods Corp...............................    37,720      376,068
#   CCA Industries, Inc................................    32,097       97,254
#*  Central Garden and Pet Co..........................   312,005    2,015,552
#*  Central Garden and Pet Co. Class A.................   931,478    5,812,423
*   Chiquita Brands International, Inc................. 1,352,412   14,308,519
#*  Craft Brew Alliance, Inc...........................   251,817    3,807,473
*   Crystal Rock Holdings, Inc.........................     9,911       10,407
#*  Cuisine Solutions, Inc.............................   156,778      364,509
#*  Farmer Bros Co.....................................    11,351      245,522
#   Fresh Del Monte Produce, Inc....................... 1,650,318   43,667,414
#   Griffin Land & Nurseries, Inc......................    20,232      619,099
#*  Hain Celestial Group, Inc. (The)...................    68,330    6,278,844
#*  Harbinger Group, Inc...............................   183,899    2,184,720
#   Ingles Markets, Inc. Class A.......................   233,059    6,334,544
    John B Sanfilippo & Son, Inc.......................   212,220    4,912,893
#*  Mannatech, Inc.....................................     3,084       47,247
#   MGP Ingredients, Inc...............................   289,677    1,596,120
#*  Natural Alternatives International, Inc............    94,109      495,954
*   Nutraceutical International Corp...................    57,925    1,450,442
#   Oil-Dri Corp. of America...........................    73,605    2,528,332
*   Omega Protein Corp.................................   551,121    5,582,856
#   Orchids Paper Products Co..........................     2,641       82,267
*   Pantry, Inc. (The).................................   527,750    7,710,427
#*  Post Holdings, Inc.................................   600,646   32,152,580
#   Reliv International, Inc...........................    12,603       27,475
#*  Revlon, Inc. Class A...............................    33,302      781,931
#   Roundy's, Inc......................................    18,988      161,018
    Seaboard Corp......................................    18,588   47,399,400
#*  Seneca Foods Corp. Class A.........................    94,722    2,753,568
*   Seneca Foods Corp. Class B.........................    24,265      714,483
#   Spartan Stores, Inc................................   930,808   21,026,953
    Spectrum Brands Holdings, Inc......................   230,555   17,349,264
*   TreeHouse Foods, Inc...............................     1,709      112,521
#   Universal Corp.....................................   830,795   42,636,399
#   Weis Markets, Inc..................................     8,104      398,879
                                                                  ------------
Total Consumer Staples.................................            302,379,544
                                                                  ------------
Energy -- (9.2%)
    Adams Resources & Energy, Inc......................   107,883    7,176,377
#   Alon USA Energy, Inc............................... 1,069,374   16,799,866
#*  Alpha Natural Resources, Inc....................... 7,379,049   41,912,998
#*  Approach Resources, Inc............................    23,097      464,019
#   Arch Coal, Inc..................................... 1,030,507    4,369,350
*   Barnwell Industries, Inc...........................   142,853      442,844
#*  Basic Energy Services, Inc.........................   721,602   12,361,042
#*  Bill Barrett Corp..................................   933,912   26,158,875
*   Black Ridge Oil and Gas, Inc.......................    72,013       45,368
    Bolt Technology Corp...............................     6,706      145,319
    Bristow Group, Inc................................. 1,337,274   96,002,901
#*  C&J Energy Services, Inc...........................    54,692    1,278,699
#*  Cal Dive International, Inc........................   896,081    1,469,573
*   Callon Petroleum Co................................   238,529    1,610,071

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
#*  Clayton Williams Energy, Inc.......................     3,954 $   272,905
#*  Cloud Peak Energy, Inc.............................   613,122  11,483,775
#   Comstock Resources, Inc............................ 1,558,266  26,724,262
*   Contango Oil & Gas Co..............................    36,939   1,549,960
*   Dawson Geophysical Co..............................   194,755   6,304,219
    Delek US Holdings, Inc.............................   712,256  21,581,357
#   DHT Holdings, Inc..................................    76,264     626,127
#*  Double Eagle Petroleum Co..........................    81,571     177,009
*   Emerald Oil, Inc...................................    27,559     211,378
#   Energy XXI Bermuda, Ltd............................   881,703  20,235,084
#*  EPL Oil & Gas, Inc.................................   611,855  16,440,544
*   Era Group, Inc.....................................   491,145  14,385,637
    Evolution Petroleum Corp...........................    17,477     229,997
#*  Exterran Holdings, Inc............................. 2,295,787  79,755,640
#*  Forbes Energy Services, Ltd........................     1,755       5,686
*   Forum Energy Technologies, Inc.....................     5,846     146,852
*   Gastar Exploration, Ltd............................     7,589      45,230
#*  Global Geophysical Services, Inc...................    41,082      60,801
#   Green Plains Renewable Energy, Inc.................   895,842  19,959,360
    Gulf Island Fabrication, Inc.......................   259,671   5,260,934
    Gulfmark Offshore, Inc. Class A....................   824,636  35,096,508
#*  Halcon Resources Corp..............................   221,233     745,555
#*  Harvest Natural Resources, Inc..................... 1,085,710   4,766,267
*   Helix Energy Solutions Group, Inc.................. 3,509,029  71,549,101
*   Hercules Offshore, Inc............................. 5,192,933  25,860,806
#*  HKN, Inc...........................................     2,167     160,358
#*  Hornbeck Offshore Services, Inc.................... 1,311,935  56,032,744
*   Hyperdynamics Corp.................................       537       3,265
#*  ION Geophysical Corp...............................   183,332     555,496
#*  James River Coal Co................................   311,807     342,988
#*  Key Energy Services, Inc........................... 2,142,911  15,621,821
#*  Magnum Hunter Resources Corp.......................   409,557   3,419,801
#*  Matador Resources Co...............................     1,928      37,480
#*  McDermott International, Inc....................... 2,758,149  23,002,963
*   Mexco Energy Corp..................................       733       5,461
#*  Midstates Petroleum Co., Inc.......................    15,989      74,669
#*  Miller Energy Resources, Inc.......................    30,956     244,243
#*  Mitcham Industries, Inc............................   189,417   2,860,197
*   Natural Gas Services Group, Inc....................   296,633   8,572,694
#*  Newpark Resources, Inc............................. 1,234,897  14,028,430
#   Nordic American Tankers, Ltd.......................   341,905   3,740,441
#*  Northern Oil and Gas, Inc..........................   571,849   8,314,685
#*  Overseas Shipholding Group, Inc....................   776,519   6,879,958
*   Pacific Drilling SA................................   175,854   1,767,333
*   Parker Drilling Co................................. 3,462,895  25,763,939
#*  PDC Energy, Inc....................................   690,435  34,425,089
*   Penn Virginia Corp................................. 2,025,040  24,280,230
#*  PHI, Inc. Non-Voting...............................   310,811  11,447,169
#*  PHI, Inc. Voting...................................     1,686      59,853
*   Pioneer Energy Services Corp....................... 1,907,098  15,981,481
*   Renewable Energy Group, Inc........................   557,039   5,575,960
#*  Rentech, Inc.......................................   506,484     906,606
#*  REX American Resources Corp........................   234,850   9,619,456

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Energy -- (Continued)
*   Rosetta Resources, Inc............................     9,993 $      425,802
#*  SandRidge Energy, Inc.............................   424,495      2,610,644
#*  SEACOR Holdings, Inc..............................   548,711     46,190,492
*   Steel Excel, Inc..................................   421,014     12,419,913
#*  Stone Energy Corp.................................   568,252     17,587,399
    Superior Energy Services, Inc.....................   915,588     21,644,500
#*  Swift Energy Co...................................   867,842     10,743,884
#*  Synthesis Energy Systems, Inc.....................     1,263          1,364
#*  Tesco Corp........................................   418,650      8,841,888
#*  TETRA Technologies, Inc........................... 1,213,288     12,521,132
    TGC Industries, Inc...............................    92,704        603,503
#   Tidewater, Inc....................................   104,976      5,443,006
#*  Triangle Petroleum Corp...........................   589,420      4,485,486
*   Unit Corp.........................................   340,067     16,993,148
*   US Energy Corp. Wyoming...........................    10,022         33,774
#*  USEC, Inc.........................................    81,297        369,088
#*  Vaalco Energy, Inc................................   146,181        880,010
#   W&T Offshore, Inc.................................   200,159      2,866,277
*   Warren Resources, Inc.............................   378,542      1,275,687
#   Western Refining, Inc............................. 1,084,054     42,397,352
#*  Westmoreland Coal Co..............................    68,170      1,479,971
#*  Willbros Group, Inc...............................   171,061      1,428,359
                                                                 --------------
Total Energy..........................................            1,058,679,785
                                                                 --------------
Financials -- (23.0%)
#*  1st Constitution Bancorp..........................    17,947        187,726
    1st Source Corp...................................   588,994     17,357,653
    1st United Bancorp Inc/Boca Raton.................    86,807        630,219
#   Access National Corp..............................    39,281        644,994
#   Alexander & Baldwin, Inc..........................   833,296     32,590,207
    Alliance Bancorp, Inc. of Pennsylvania............     2,078         31,897
#*  Altisource Asset Management Corp..................    18,447     18,594,576
#   Ameriana Bancorp..................................    34,757        483,817
#   American Equity Investment Life Holding Co........ 2,002,182     43,947,895
#*  American Independence Corp........................     8,517         89,940
    American National Insurance Co....................     5,717        594,568
*   American River Bankshares.........................   142,147      1,397,305
*   Ameris Bancorp....................................   200,892      4,112,259
#   AmeriServ Financial, Inc..........................   323,958      1,056,103
    Argo Group International Holdings, Ltd............ 1,019,162     45,852,098
    Aspen Insurance Holdings, Ltd..................... 1,209,834     47,062,543
#   Associated Banc-Corp..............................   653,690     10,766,274
#   Asta Funding, Inc.................................   222,408      1,823,746
    Astoria Financial Corp............................ 2,051,369     27,160,126
#   Atlantic American Corp............................   238,675        949,927
#*  Atlantic Coast Financial Corp.....................    17,186         69,775
#*  Atlanticus Holdings Corp..........................   262,883        775,505
#*  AV Homes, Inc.....................................   231,572      4,335,028
#   Baldwin & Lyons, Inc. Class A.....................     3,124         75,538
#   Baldwin & Lyons, Inc. Class B.....................   368,143      9,188,849
#   Banc of California, Inc...........................   118,681      1,507,249
#   Bancorp of New Jersey, Inc........................       400          5,392
#*  Bancorp, Inc......................................   207,040      3,944,112

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
#   BancorpSouth, Inc..................................   818,461 $ 19,291,126
    Bank Mutual Corp...................................   180,158    1,232,281
    Bank of Commerce Holdings..........................    15,477       97,350
#   BankFinancial Corp.................................   524,139    4,764,424
#   Banner Corp........................................   149,932    5,521,996
#   Bar Harbor Bankshares..............................       530       20,188
#*  BBX Capital Corp. Class A..........................   266,322    3,904,281
#   BCB Bancorp, Inc...................................    25,972      331,143
*   BCSB Bancorp, Inc..................................     4,374      111,187
#*  Beneficial Mutual Bancorp, Inc.....................     7,075       84,051
    Berkshire Bancorp, Inc.............................     4,650       33,922
    Berkshire Hills Bancorp, Inc.......................   570,420   13,952,473
#*  BNCCORP, Inc.......................................    29,762      391,370
#*  BofI Holding, Inc..................................    12,710    1,051,752
    Boston Private Financial Holdings, Inc.............   337,789    4,151,427
#*  Bridge Capital Holdings............................    34,550      761,828
#   Brookline Bancorp, Inc............................. 1,057,614    9,412,765
*   Brunswick Bancorp..................................     1,200        6,084
    C&F Financial Corp.................................    14,360      506,764
    Calamos Asset Management, Inc. Class A.............   116,679    1,338,308
#   California First National Bancorp..................   142,816    2,113,677
#*  Camco Financial Corp...............................    84,743      544,050
#   Cape Bancorp, Inc..................................    36,671      372,944
*   Capital Bank Financial Corp. Class A...............    28,055      646,668
#*  Capital City Bank Group, Inc.......................    49,100      626,516
    Capital Southwest Corp.............................   204,928    7,002,390
    CapitalSource, Inc................................. 3,605,113   49,498,201
    Capitol Federal Financial, Inc..................... 1,451,124   17,369,954
*   Carolina Bank Holdings, Inc........................     4,214       42,477
#   Cash America International, Inc....................   135,376    4,972,360
    Cathay General Bancorp............................. 1,258,812   29,582,082
    Centerstate Banks, Inc.............................    93,560    1,029,160
    Central Pacific Financial Corp.....................    24,423      448,162
#   Century Bancorp, Inc. Class A......................    19,731      669,078
    Chemical Financial Corp............................   671,150   19,382,812
#   Chicopee Bancorp, Inc..............................    38,643      670,456
#   Citizens Community Bancorp, Inc....................    42,530      341,941
*   Citizens First Corp................................     5,422       54,952
    CNO Financial Group, Inc........................... 8,484,683  143,730,530
#   CoBiz Financial, Inc...............................    43,350      457,776
    Codorus Valley Bancorp, Inc........................    16,689      350,803
#*  Colonial Financial Services, Inc...................     4,224       53,645
#*  Colony Bankcorp, Inc...............................    12,037       75,713
#   Columbia Banking System, Inc.......................   460,987   12,036,371
#*  Community Bankers Trust Corp.......................       300        1,194
#*  Community West Bancshares..........................    23,717      170,051
#*  CommunityOne Bancorp...............................       998       11,477
#*  Consumer Portfolio Services, Inc...................   314,416    2,675,680
*   Cowen Group, Inc. Class A.......................... 1,019,632    4,160,099
*   Customers Bancorp, Inc.............................    22,498      456,259
#*  DFC Global Corp....................................   282,848    2,127,017
    Dime Community Bancshares, Inc.....................     2,773       45,311
    Donegal Group, Inc. Class A........................   490,240    7,162,406

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Donegal Group, Inc. Class B........................    54,693 $ 1,342,440
#*  Doral Financial Corp...............................    12,119     151,366
    Eagle Bancorp Montana, Inc.........................     1,125      12,128
    East West Bancorp, Inc.............................    29,010     970,686
#*  Eastern Virginia Bankshares, Inc...................    22,219     150,200
    EMC Insurance Group, Inc...........................   292,900   8,048,892
    Employers Holdings, Inc............................     2,794      68,649
#   Endurance Specialty Holdings, Ltd.................. 1,279,470  67,031,433
#   Enterprise Bancorp, Inc............................     4,006      82,844
    Enterprise Financial Services Corp.................    75,373   1,403,445
#   ESB Financial Corp.................................    44,352     570,367
    ESSA Bancorp, Inc..................................   176,522   1,991,168
#   Evans Bancorp, Inc.................................     5,783     133,009
*   Ezcorp, Inc. Class A...............................   290,333   3,187,856
#*  Farmers Capital Bank Corp..........................    56,370   1,158,967
    FBL Financial Group, Inc. Class A..................   791,367  30,570,507
#   Federal Agricultural Mortgage Corp. Class A........     3,592      88,938
    Federal Agricultural Mortgage Corp. Class C........   245,670   7,527,329
    Federated National Holding Co......................   169,778   2,246,163
#   Fidelity Southern Corp.............................    33,168     467,007
    Financial Institutions, Inc........................   178,038   3,717,433
#*  First Acceptance Corp..............................   865,637   2,224,687
#   First American Financial Corp...................... 1,655,129  42,900,944
#*  First BanCorp......................................   635,046   3,105,375
#   First Bancorp......................................    75,263   1,296,781
    First Bancorp of Indiana, Inc......................     5,430      73,359
    First Bancorp, Inc.................................       658      11,179
#*  First Bancshares, Inc..............................    22,105     183,029
    First Bancshares, Inc. (The).......................     2,580      36,636
    First Business Financial Services, Inc.............    23,772     980,595
    First Citizens BancShares, Inc. Class A............    23,645   5,231,220
#   First Commonwealth Financial Corp.................. 1,986,845  16,311,997
    First Community Bancshares, Inc....................    86,509   1,400,581
#   First Connecticut Bancorp Inc/Farmington...........     4,438      68,390
    First Defiance Financial Corp......................   203,213   5,226,638
*   First Federal Bancshares of Arkansas, Inc..........   103,884     861,198
#   First Federal of Northern Michigan Bancorp, Inc....    31,310     158,898
    First Financial Bancorp............................     9,417     156,134
    First Financial Corp...............................   157,303   5,060,438
    First Financial Holdings, Inc......................    68,613   4,223,130
#   First Financial Northwest, Inc.....................   212,848   2,200,848
*   First Financial Service Corp.......................    16,049      75,190
#   First Horizon National Corp........................       685       8,056
    First Interstate Bancsystem, Inc...................   342,427   8,786,677
#*  First Marblehead Corp. (The).......................    17,819     106,201
    First Merchants Corp...............................   854,841  18,028,597
    First Midwest Bancorp, Inc......................... 1,241,631  19,828,847
*   First Place Financial Corp.........................   203,821         306
#*  First United Corp..................................    70,785     560,617
#   First West Virginia Bancorp........................     9,474     158,595
    Firstbank Corp.....................................    99,156   1,772,909
    FirstMerit Corp....................................   118,678   2,415,097
*   Flagstar Bancorp, Inc..............................   286,849   5,986,539

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Flushing Financial Corp............................   388,182 $ 7,973,258
#   FNB Corp...........................................   614,225   7,272,424
#*  Forestar Group, Inc................................    79,031   1,580,620
*   Fortegra Financial Corp............................     4,128      30,423
    Fox Chase Bancorp, Inc.............................    40,271     689,037
#*  Franklin Financial Corp............................    19,557     371,779
    Fulton Financial Corp.............................. 2,013,855  24,871,109
#   Gain Capital Holdings, Inc.........................       420       3,734
*   GAINSCO, Inc.......................................       100         800
#   GFI Group, Inc.....................................   177,142     673,140
*   Global Indemnity P.L.C.............................   256,850   6,295,393
    Great Southern Bancorp, Inc........................     1,556      43,023
*   Greenlight Capital Re, Ltd. Class A................    75,859   2,437,350
    Guaranty Bancorp...................................   116,100   1,504,656
#*  Guaranty Federal Bancshares, Inc...................    32,452     347,236
*   Hallmark Financial Services, Inc...................   437,778   3,856,824
#   Hampden Bancorp, Inc...............................     9,957     159,710
    Hancock Holding Co.................................    41,521   1,436,627
    Hanover Insurance Group, Inc. (The)................ 1,033,835  57,408,858
#   Harleysville Savings Financial Corp................    14,292     253,326
#*  Harris & Harris Group, Inc.........................   315,989     951,127
    Hawthorn Bancshares, Inc...........................    28,194     354,681
#   Heartland Financial USA, Inc.......................     2,622      66,048
    Heritage Commerce Corp.............................   237,542   1,902,711
#   Heritage Financial Corp............................    50,706     863,523
    Heritage Financial Group, Inc......................    11,730     232,137
    HF Financial Corp..................................   127,909   1,687,120
*   Hilltop Holdings, Inc.............................. 1,305,463  31,056,965
#   Hingham Institution for Savings....................     1,857     145,923
#*  HMN Financial, Inc.................................   102,799   1,142,097
#*  Home Bancorp, Inc..................................     5,999     120,880
    Home Federal Bancorp, Inc .........................   207,561   3,009,634
#   HomeStreet, Inc....................................       700      12,558
    HopFed Bancorp, Inc................................    72,033     822,617
    Horace Mann Educators Corp.........................   878,665  24,514,753
#   Horizon Bancorp....................................    17,121     381,113
    Iberiabank Corp....................................   231,139  15,218,192
#*  ICG Group, Inc.....................................   761,982  14,470,038
#*  Imperial Holdings, Inc.............................    21,036     130,002
#   Independence Holding Co............................   267,078   3,426,611
*   Independent Bank Corp..............................    44,809     593,719
    Infinity Property & Casualty Corp..................   477,290  33,696,674
    International Bancshares Corp......................   697,143  16,320,118
#*  Intervest Bancshares Corp. Class A.................   174,269   1,303,532
#*  INTL. FCStone, Inc.................................     8,211     144,842
*   Investment Technology Group, Inc...................   365,575   6,031,987
#   Investors Title Co.................................    43,302   3,469,356
#*  Jacksonville Bancorp, Inc..........................       625       6,950
#   Janus Capital Group, Inc........................... 2,746,538  30,184,453
#*  Jefferson Bancshares, Inc..........................    30,773     237,875
    JMP Group, Inc.....................................    33,031     245,751
*   KCG Holdings, Inc. Class A.........................   106,709   1,180,202
    Kemper Corp........................................ 1,649,170  60,606,997

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Lake Shore Bancorp, Inc............................       697 $     8,601
#   Lakeland Bancorp, Inc..............................   151,184   1,703,844
    Landmark Bancorp, Inc..............................    25,597     491,718
    LNB Bancorp, Inc...................................   215,712   2,159,277
#*  Louisiana Bancorp, Inc.............................     1,005      18,371
#   LSB Financial Corp.................................    14,699     427,006
*   Macatawa Bank Corp.................................   150,646     798,424
*   Magyar Bancorp, Inc................................    36,773     292,345
#   Maiden Holdings, Ltd............................... 1,152,282  12,652,056
    MainSource Financial Group, Inc....................   508,734   8,297,452
*   Malvern Bancorp, Inc...............................     1,888      19,522
    Manning & Napier, Inc..............................     1,406      23,551
    Marlin Business Services Corp......................   345,056   8,754,071
#*  Maui Land & Pineapple Co., Inc.....................    12,148      71,673
    MB Financial, Inc.................................. 1,479,425  41,571,842
#*  MBIA, Inc.......................................... 5,152,731  56,370,877
#*  MBT Financial Corp.................................   335,903   1,817,235
    MCG Capital Corp................................... 2,360,215  10,550,161
#   Meadowbrook Insurance Group, Inc................... 1,522,479   9,226,223
#   Medallion Financial Corp...........................   331,032   4,412,657
#   Mercantile Bank Corp...............................    95,648   1,913,916
    Mercury General Corp...............................     2,047      93,814
#   Meta Financial Group, Inc..........................    49,599   2,006,280
*   Metro Bancorp, Inc.................................   401,510   7,978,004
#*  MGIC Investment Corp............................... 4,231,968  35,929,408
    MicroFinancial, Inc................................   220,012   1,691,892
#   Mid Penn Bancorp, Inc..............................     4,664      67,628
#   MidWestOne Financial Group, Inc....................    16,034     394,116
#   Montpelier Re Holdings, Ltd........................ 2,155,898  60,084,877
*   MSB Financial Corp.................................     3,087      26,023
    MutualFirst Financial, Inc.........................   140,766   2,644,993
#   National Interstate Corp...........................     3,000      67,710
    National Penn Bancshares, Inc...................... 1,041,138  10,807,012
#   National Security Group, Inc.......................    11,290     104,433
    National Western Life Insurance Co. Class A........    65,017  14,183,459
*   Naugatuck Valley Financial Corp....................     3,280      23,354
*   Navigators Group, Inc. (The).......................   462,815  27,597,658
    NBT Bancorp, Inc...................................       784      18,847
    Nelnet, Inc. Class A...............................   417,372  15,547,107
*   New Century Bancorp, Inc...........................    40,342     265,450
#   New Hampshire Thrift Bancshares, Inc...............    90,405   1,348,843
#*  NewBridge Bancorp..................................   248,814   1,739,210
#*  NewStar Financial, Inc.............................   490,506   7,715,659
*   North Valley Bancorp...............................     5,059     118,229
    Northeast Bancorp..................................    13,957     131,894
    Northeast Community Bancorp, Inc...................    10,981      79,832
#   Northfield Bancorp, Inc............................   231,782   2,881,050
    Northrim BanCorp, Inc..............................   137,999   3,314,736
    Northway Financial, Inc............................     7,359     125,103
#   Northwest Bancshares, Inc.......................... 1,497,097  21,049,184
#   Norwood Financial Corp.............................       504      15,115
#   Ocean Shore Holding Co.............................    18,712     258,413
    OFG Bancorp........................................   779,537  11,365,649

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Old Line Bancshares, Inc...........................    39,695 $   637,899
#   Old National Bancorp...............................   359,782   5,036,948
#*  Old Second Bancorp, Inc............................   317,787   1,480,887
*   OmniAmerican Bancorp, Inc..........................     7,017     157,321
    OneBeacon Insurance Group, Ltd. Class A............    60,012     843,769
#   Oppenheimer Holdings, Inc. Class A.................    59,262   1,391,472
    Oritani Financial Corp.............................     4,353      68,516
    Pacific Continental Corp...........................    43,723     616,494
*   Pacific Mercantile Bancorp.........................   147,969     926,286
#*  Pacific Premier Bancorp, Inc.......................   122,547   1,944,821
    Park Sterling Corp.................................   699,946   4,724,635
#*  Patriot National Bancorp, Inc......................    76,824      79,897
#   Peoples Bancorp of North Carolina, Inc.............    32,318     495,435
    Peoples Bancorp, Inc...............................   286,793   6,467,182
    Peoples Bancorp/Auburn.............................    14,576     342,682
#*  PHH Corp........................................... 1,999,053  48,517,016
#*  Phoenix Cos., Inc. (The)...........................   103,691   4,883,846
*   PICO Holdings, Inc.................................   160,607   3,785,507
#   Pinnacle Financial Partners, Inc...................   705,562  23,029,544
*   Piper Jaffray Cos..................................   341,899  13,429,793
    Platinum Underwriters Holdings, Ltd................   978,955  55,643,802
*   Popular, Inc.......................................   776,656  20,503,718
#*  Porter Bancorp, Inc................................     8,106       7,944
*   Preferred Bank.....................................    35,862     772,109
    Premier Financial Bancorp, Inc.....................    79,789   1,147,366
    PrivateBancorp, Inc................................   298,613   8,537,346
    ProAssurance Corp..................................     8,906     413,773
    Protective Life Corp...............................   234,029  11,469,761
    Provident Financial Holdings, Inc..................   189,969   2,859,033
    Provident Financial Services, Inc.................. 2,294,791  39,745,780
#*  Prudential Bancorp, Inc............................        94         989
#*  PSB Holdings, Inc..................................     2,619      16,683
#   Pulaski Financial Corp.............................   233,961   2,430,855
#   QC Holdings, Inc...................................     1,979       4,908
#   QCR Holdings, Inc..................................     2,479      42,837
#   Radian Group, Inc.................................. 1,776,740  26,437,891
#   Renasant Corp......................................   548,638  15,795,288
#   Republic Bancorp, Inc. Class A.....................    14,916     344,410
#*  Republic First Bancorp, Inc........................    77,655     247,719
#   Resource America, Inc. Class A.....................   296,143   2,600,136
*   Riverview Bancorp, Inc.............................   460,438   1,441,171
    Rockville Financial, Inc...........................    11,681     155,124
#*  Royal Bancshares of Pennsylvania, Inc. Class A.....     8,282      12,175
#   S&T Bancorp, Inc...................................     6,656     155,684
#*  Safeguard Scientifics, Inc.........................   245,411   4,498,384
    Safety Insurance Group, Inc........................   386,973  20,927,500
#   Salisbury Bancorp, Inc.............................     3,107      83,485
    Sandy Spring Bancorp, Inc..........................   317,211   7,920,759
#   SB Financial Group, Inc............................    33,863     284,449
#*  Security National Financial Corp. Class A..........    12,981      58,415
    Selective Insurance Group, Inc..................... 1,843,166  43,351,264
*   Shore Bancshares, Inc..............................    15,816     149,778
    SI Financial Group, Inc............................     8,587     101,584

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Siebert Financial Corp.............................    50,658 $   148,935
#   Sierra Bancorp.....................................    15,744     249,542
#   Simmons First National Corp. Class A...............    45,791   1,581,163
    Simplicity Bancorp, Inc............................     9,042     150,097
*   South Street Financial Corp........................    11,002     104,519
#*  Southcoast Financial Corp..........................   123,556     747,514
o#  Southern Community Financial.......................   226,834      49,903
*   Southern First Bancshares, Inc.....................    67,157     892,517
    Southern Missouri Bancorp, Inc.....................       384      12,438
#   Southern National Bancorp of Virginia, Inc.........     5,903      60,211
    Southwest Bancorp, Inc.............................   371,476   6,482,256
    Southwest Georgia Financial Corp...................     1,652      19,081
#   StanCorp Financial Group, Inc......................   635,537  40,833,252
#   State Auto Financial Corp..........................   817,479  15,679,247
#   Sterling Bancorp................................... 1,095,019  13,797,239
#   Stewart Information Services Corp..................   607,383  19,746,021
#*  Stratus Properties, Inc............................   122,308   2,124,490
*   Suffolk Bancorp....................................    12,332     237,761
    Summit State Bank..................................     8,558      91,999
#*  Sun Bancorp, Inc...................................   591,825   1,876,085
#   Susquehanna Bancshares, Inc........................ 5,694,400  61,670,352
#*  Sussex Bancorp.....................................    30,750     259,069
*   SWS Group, Inc.....................................     1,900      14,592
    Symetra Financial Corp............................. 1,354,825  25,944,899
#   Synovus Financial Corp............................. 6,337,456  21,230,478
*   Taylor Capital Group, Inc..........................    91,483   2,042,815
#   Teche Holding Co...................................    14,319   1,073,209
    Territorial Bancorp, Inc...........................     2,786      63,103
    TF Financial Corp..................................    73,202   2,232,661
    Timberland Bancorp, Inc............................   186,434   2,043,317
#   Tompkins Financial Corp............................        89       4,174
#   Tower Financial Corp...............................    33,913     792,377
#   Tower Group International, Ltd..................... 1,179,095   2,947,737
#   TowneBank..........................................    78,039   1,173,707
#*  Transcontinental Realty Investors, Inc.............     2,293      25,246
#*  Tree.com, Inc......................................   132,521   4,300,306
#   Trustmark Corp.....................................    11,399     270,840
#   Umpqua Holdings Corp............................... 4,077,772  71,605,676
#*  Unico American Corp................................   145,800   1,898,316
    Union First Market Bankshares Corp.................   627,297  14,471,742
#   United Bancshares, Inc.............................     9,093     140,669
    United Community Bancorp...........................     2,815      30,881
*   United Community Banks, Inc........................   163,415   2,725,762
#*  United Community Financial Corp....................   479,231   1,691,685
    United Financial Bancorp, Inc......................   225,690   4,001,484
    United Fire Group, Inc.............................   861,095  21,613,484
#*  United Security Bancshares.........................     8,706      43,444
    Unity Bancorp, Inc.................................    51,891     405,788
#   Universal Insurance Holdings, Inc..................   212,466   2,368,996
    Univest Corp. of Pennsylvania......................    13,443     252,460
*   Vantagesouth Bancshares, Inc.......................    37,363     214,464
#*  Viewtran Group, Inc................................    19,892      46,149
#*  Virginia Commerce Bancorp, Inc.....................   310,160   5,043,202

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
#*  Virtus Investment Partners, Inc...................        94 $       17,132
#   VSB Bancorp, Inc..................................       833          9,130
*   Walker & Dunlop, Inc..............................     9,762        137,058
    Washington Federal, Inc........................... 2,068,258     45,253,485
#*  Waterstone Financial, Inc.........................    96,226      1,016,142
    Wayne Savings Bancshares, Inc.....................    22,033        246,329
    Webster Financial Corp............................ 2,225,867     67,532,805
    WesBanco, Inc.....................................   736,889     21,045,550
#   West Bancorporation, Inc..........................    82,211      1,215,901
    Westfield Financial, Inc..........................   354,564      2,645,047
#   Wintrust Financial Corp........................... 1,326,969     58,161,051
*   Wright Investors' Service Holdings, Inc...........    89,208        173,956
#   WSFS Financial Corp...............................    26,313      1,889,273
    WVS Financial Corp................................     1,740         22,124
*   Yadkin Financial Corp.............................    34,273        640,905
                                                                 --------------
Total Financials......................................            2,638,994,397
                                                                 --------------
Health Care -- (4.3%)
#*  Addus HomeCare Corp...............................    14,594        345,002
#*  Affymetrix, Inc...................................   981,464      9,215,947
#*  Albany Molecular Research, Inc....................   873,537      9,346,846
#*  Alere, Inc........................................   840,173     31,842,557
*   Allied Healthcare Products, Inc...................   207,331        510,034
*   Almost Family, Inc................................    60,546      1,841,204
*   Alphatec Holdings, Inc............................   194,191        421,395
#*  Amedisys, Inc.....................................   605,613      9,138,700
#*  American Shared Hospital Services.................    87,469        252,785
*   Amsurg Corp.......................................   490,343     20,471,820
*   AngioDynamics, Inc................................   771,819     12,279,640
*   Anika Therapeutics, Inc...........................   194,619      6,474,974
#*  Arrhythmia Research Technology, Inc...............     5,407         24,061
#*  AVEO Pharmaceuticals, Inc.........................    43,039         71,014
#*  Bioanalytical Systems, Inc........................     9,691         29,170
#*  BioScrip, Inc.....................................   446,859      3,802,770
*   BioTelemetry, Inc.................................   364,929      2,660,332
#*  Capital Senior Living Corp........................   552,706     12,419,304
#*  ChemoCentryx, Inc.................................     1,400          8,694
#*  Chindex International, Inc........................     8,385        138,017
#*  Codexis, Inc......................................     8,473         15,929
    CONMED Corp.......................................   831,122     34,865,568
#*  Cross Country Healthcare, Inc.....................   921,612      9,953,410
    CryoLife, Inc.....................................   395,364      4,265,978
#*  Cutera, Inc.......................................   405,188      3,849,286
*   Cynosure, Inc. Class A............................    17,261        463,113
    Daxor Corp........................................     8,579         60,782
#   Digirad Corp......................................   253,185        886,148
#*  Emergent Biosolutions, Inc........................    43,578      1,042,822
#*  Enzo Biochem, Inc.................................   497,886      1,399,060
#   Enzon Pharmaceuticals, Inc........................     9,488          8,539
#*  Exactech, Inc.....................................       600         13,368
*   Five Star Quality Care, Inc.......................   923,510      5,014,659
*   Gentiva Health Services, Inc......................   543,576      6,175,023
*   Greatbatch, Inc...................................   575,173     24,450,604

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CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
#*   Harvard Apparatus Regenerative Technology, Inc.....    43,963 $    179,809
*    Harvard Bioscience, Inc............................   184,805      816,838
*    Health Net, Inc....................................   197,370    6,491,499
#*   Healthways, Inc....................................   318,729    4,879,741
     Invacare Corp......................................   778,561   15,711,361
*    Iridex Corp........................................    60,213      510,004
     Kewaunee Scientific Corp...........................    68,740    1,141,084
     Kindred Healthcare, Inc............................ 1,618,370   30,651,928
#*   Lannett Co., Inc...................................   278,478    9,835,843
     LeMaitre Vascular, Inc.............................    72,587      578,518
#*   LHC Group, Inc.....................................    80,185    1,839,444
*    LifePoint Hospitals, Inc........................... 1,892,213  100,306,211
*    Magellan Health Services, Inc......................   163,378    9,774,906
o#*  Maxygen, Inc.......................................   701,074       21,032
*    MedAssets, Inc.....................................    17,474      385,127
o#*  MedCath Corp.......................................   622,045    1,244,090
#*   Medical Action Industries, Inc.....................    80,911      600,360
#*   MediciNova, Inc....................................    18,700       43,197
*    Merit Medical Systems, Inc.........................    49,359      709,289
*    Misonix, Inc.......................................   131,503      674,610
*    Molina Healthcare, Inc.............................    12,617      454,212
#    National Healthcare Corp...........................       400       20,800
*    Natus Medical, Inc.................................    75,052    1,943,096
*    Orthofix International NV..........................    74,786    1,536,852
#*   Pacific Biosciences of California, Inc.............   141,966    1,019,316
#*   PDI, Inc...........................................   294,287    1,703,922
#*   Pernix Therapeutics Holdings.......................     4,185        9,584
*    PharMerica Corp....................................   435,549   10,601,263
*    Prestige Brands Holdings, Inc...................... 1,215,383   36,777,490
     Psychemedics Corp..................................       365        5,588
#*   RadNet, Inc........................................   285,137      538,909
#*   Retractable Technologies, Inc......................    39,828      141,389
#*   Rigel Pharmaceuticals, Inc.........................   179,602      544,194
#*   RTI Surgical, Inc..................................   699,904    2,169,702
     Select Medical Holdings Corp.......................   357,315    3,859,002
#*   Skilled Healthcare Group, Inc. Class A.............    50,778      232,055
#*   Special Diversified Opportunities, Inc.............   204,572      231,166
#*   Stereotaxis, Inc...................................     2,235       11,466
#*   Sucampo Pharmaceuticals, Inc. Class A..............   277,919    2,295,611
*    SurModics, Inc.....................................       237        5,778
*    Symmetry Medical, Inc..............................   899,565    8,743,772
#*   Targacept, Inc.....................................    97,656      430,663
#*   Transcept Pharmaceuticals, Inc.....................     2,688        8,924
*    Triple-S Management Corp. Class B..................   601,407   10,729,101
#    Universal American Corp............................ 2,124,799   14,979,833
     Xstelos Holdings, Inc..............................   251,700      303,299
                                                                   ------------
Total Health Care.......................................            499,450,433
                                                                   ------------
Industrials -- (15.4%)
#    AAR Corp........................................... 1,173,798   31,281,717
     ABM Industries, Inc................................    20,234      539,438
#    Acacia Research Corp...............................   201,309    2,782,090
#*   ACCO Brands Corp...................................   705,928    4,101,442

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
#*  Accuride Corp......................................    74,180 $    282,626
    Aceto Corp.........................................   533,965   11,384,134
#   Acme United Corp...................................     2,707       39,414
#   Acorn Energy, Inc..................................   140,865      488,802
#*  Aegion Corp........................................   830,984   17,051,792
#*  AeroCentury Corp...................................    31,474      491,624
*   Air Transport Services Group, Inc..................   812,667    5,111,675
    Aircastle, Ltd..................................... 1,404,483   26,530,684
    Alamo Group, Inc...................................   305,877   15,361,143
o   Allied Defense Group, Inc..........................   118,807        9,505
    Allied Motion Technologies, Inc....................    44,049      498,635
    AMERCO.............................................   343,691   76,550,296
#*  Ameresco, Inc. Class A.............................     5,300       52,258
#   American Railcar Industries, Inc...................   484,088   23,681,585
    Ampco-Pittsburgh Corp..............................    52,706      938,694
*   AMREP Corp.........................................     8,733       62,878
#   Apogee Enterprises, Inc............................   149,771    5,062,260
*   ARC Document Solutions, Inc........................   139,548    1,057,774
    Argan, Inc.........................................       968       27,501
#   Arkansas Best Corp.................................   773,859   26,535,625
#*  Arotech Corp.......................................    48,967      130,742
#*  Ascent Solar Technologies, Inc.....................   118,282       81,615
#   Astec Industries, Inc..............................    27,208    1,012,138
#*  Atlas Air Worldwide Holdings, Inc..................   732,886   25,892,862
#*  Avalon Holdings Corp. Class A......................    51,820      285,010
#*  Avis Budget Group, Inc............................. 3,431,784  129,412,575
    Baltic Trading, Ltd................................   491,593    2,846,323
    Barnes Group, Inc..................................     6,800      254,592
    Barrett Business Services, Inc.....................    79,827    6,259,235
#*  BlueLinx Holdings, Inc.............................   836,669    1,330,304
    Brady Corp. Class A................................    44,557    1,219,080
#   Briggs & Stratton Corp............................. 1,118,087   23,558,093
#*  Builders FirstSource, Inc..........................   222,403    1,790,344
#*  CAI International, Inc.............................    83,732    1,732,415
*   Casella Waste Systems, Inc. Class A................    14,929       76,586
#*  CBIZ, Inc..........................................   344,092    2,959,191
    CDI Corp...........................................   402,147    6,884,757
    Ceco Environmental Corp............................   120,010    1,864,955
#   Celadon Group, Inc.................................    32,444      674,186
#   Chicago Rivet & Machine Co.........................    28,248    1,176,529
*   Columbus McKinnon Corp.............................     1,114       27,538
#   Comfort Systems USA, Inc...........................    19,564      333,371
#   Compx International, Inc...........................    67,191      876,171
*   Consolidated Graphics, Inc.........................   156,383   10,139,874
    Courier Corp.......................................    68,916    1,088,184
    Covanta Holding Corp...............................   656,148   11,810,664
*   Covenant Transportation Group, Inc. Class A........   200,897    1,759,858
#*  CPI Aerostructures, Inc............................     7,476      103,543
*   CRA International, Inc.............................    65,831    1,241,573
    Cubic Corp.........................................       999       49,480
    Curtiss-Wright Corp................................   641,116   39,377,345
#*  DigitalGlobe, Inc..................................    34,624    1,321,944
*   Dolan Co. (The)....................................   244,492       44,009

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CONTINUED


                                                          SHARES      VALUE+
                                                        ---------- ------------
Industrials -- (Continued)
    Douglas Dynamics, Inc..............................      1,220 $     17,714
#*  Ducommun, Inc......................................    309,013    8,806,870
*   Dycom Industries, Inc..............................    411,625   11,455,524
#   Dynamic Materials Corp.............................      2,600       56,758
#*  Eagle Bulk Shipping, Inc...........................    422,371    1,621,905
#   Eastern Co. (The)..................................     69,790    1,084,537
#   Ecology and Environment, Inc. Class A..............     35,051      398,880
    Encore Wire Corp...................................    248,475   12,694,588
#*  Energy Recovery, Inc...............................     27,016      115,628
*   Engility Holdings, Inc.............................     90,154    3,453,800
    Ennis, Inc.........................................    757,408   10,959,694
    ESCO Technologies, Inc.............................     94,920    3,312,708
*   Esterline Technologies Corp........................  1,145,345  117,913,268
*   Federal Signal Corp................................    982,704   12,106,913
#*  Franklin Covey Co..................................    213,063    4,071,634
#   FreightCar America, Inc............................     41,065      943,674
#*  FTI Consulting, Inc................................    530,700   19,673,049
#*  Fuel Tech, Inc.....................................      4,559       30,181
    G&K Services, Inc. Class A.........................    579,511   32,388,870
#   GATX Corp..........................................  1,763,892  102,129,347
#*  Genco Shipping & Trading, Ltd......................  1,047,352    2,209,913
#*  Gencor Industries, Inc.............................     35,002      320,618
#   General Cable Corp.................................  1,577,516   45,006,531
*   Gibraltar Industries, Inc..........................    859,605   15,352,545
    Global Power Equipment Group, Inc..................      4,834       86,094
*   GP Strategies Corp.................................    155,719    4,321,202
#*  GrafTech International, Ltd........................    803,554    8,236,428
#   Granite Construction, Inc..........................    348,417   11,598,802
#*  Great Lakes Dredge & Dock Corp.....................  1,342,803   10,111,307
#*  Greenbrier Cos., Inc...............................    769,066   28,217,032
#   Griffon Corp.......................................  1,509,131   18,954,685
*   H&E Equipment Services, Inc........................    347,240   10,514,427
    Hardinge, Inc......................................    256,410    3,530,766
#*  Hawaiian Holdings, Inc.............................    456,670    4,639,767
    Heidrick & Struggles International, Inc............     10,568      176,274
#*  Hill International, Inc............................     48,125      218,487
#*  Hudson Global, Inc.................................    389,082    1,544,656
    Hurco Cos., Inc....................................    125,587    3,255,215
    Hyster-Yale Materials Handling, Inc................    299,151   25,655,190
#*  ICF International, Inc.............................     84,543    2,845,717
*   II-VI, Inc.........................................     69,805    1,065,922
#*  InnerWorkings, Inc.................................     73,834      556,708
#*  Innovative Solutions & Support, Inc................        100          680
    Insteel Industries, Inc............................    195,356    3,639,482
#*  Integrated Electrical Services, Inc................        900        5,490
#*  Intelligent Systems Corp...........................     27,446       53,245
#   International Shipholding Corp.....................    220,292    5,901,623
#   Intersections, Inc.................................    165,041    1,221,303
#*  JetBlue Airways Corp............................... 10,475,097   91,761,850
*   JPS Industries, Inc................................     42,199      246,231
    Kadant, Inc........................................    409,129   14,691,822
#   Kelly Services, Inc. Class A.......................    953,981   22,876,464
    Kelly Services, Inc. Class B.......................        567       13,619

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Key Technology, Inc................................    10,099 $   128,661
    Kimball International, Inc. Class B................   780,932  11,612,459
*   Korn/Ferry International...........................   322,373   7,562,871
#*  Kratos Defense & Security Solutions, Inc...........   459,817   3,324,477
#*  Lawson Products, Inc...............................   201,534   2,865,813
#*  Layne Christensen Co...............................   504,050   8,548,688
    LB Foster Co. Class A..............................    46,765   2,013,701
#*  LMI Aerospace, Inc.................................   117,068   1,615,538
#   LS Starrett Co. (The) Class A......................   183,253   2,932,048
    LSI Industries, Inc................................   201,707   1,702,407
*   Lydall, Inc........................................   417,771   7,382,014
#*  Magnetek, Inc......................................    29,000     718,620
#   Marten Transport, Ltd..............................   840,717  16,032,473
    Mastech Holdings, Inc..............................    58,730     821,045
    Matson, Inc........................................   772,807  18,493,271
#   McGrath RentCorp...................................    80,033   2,930,808
*   Meritor, Inc.......................................    76,805     843,319
#*  Metalico, Inc......................................   143,374     259,507
*   Mfri, Inc..........................................   204,452   2,968,643
    Miller Industries, Inc.............................   295,316   5,416,095
#*  Mobile Mini, Inc................................... 1,175,105  45,441,310
*   Moog, Inc. Class A.................................    31,850   1,912,911
    Mueller Water Products, Inc. Class A............... 3,721,812  32,305,328
    Multi-Color Corp...................................    19,915     716,143
*   Navigant Consulting, Inc...........................   633,177  11,124,920
#   NL Industries, Inc.................................   170,882   1,886,537
    NN, Inc............................................   485,644   8,591,042
*   Northwest Pipe Co..................................   249,410   8,749,303
#*  Ocean Power Technologies, Inc......................    88,447     205,197
*   Orbital Sciences Corp..............................   153,332   3,748,967
*   Orion Energy Systems, Inc..........................    59,582     392,645
#*  Orion Marine Group, Inc............................   154,111   1,726,043
*   Pacer International, Inc...........................     4,781      42,121
*   PAM Transportation Services, Inc...................   150,056   2,971,109
*   Park-Ohio Holdings Corp............................   116,265   5,557,467
*   Patrick Industries, Inc............................   125,616   4,522,176
#*  Patriot Transportation Holding, Inc................     7,369     268,821
*   PGT, Inc...........................................    80,347     858,106
#*  Pike Corp..........................................   403,595   4,253,891
#*  PMFG, Inc..........................................     3,987      29,783
#*  PowerSecure International, Inc.....................   296,322   5,719,015
    Preformed Line Products Co.........................    44,160   2,979,917
#   Providence and Worcester Railroad Co...............    88,450   1,658,437
#   Quad/Graphics, Inc.................................   180,265   4,133,476
*   Quality Distribution, Inc..........................   162,863   2,239,366
#   Quanex Building Products Corp......................     5,764     109,228
#*  RCM Technologies, Inc..............................   215,529   1,450,510
*   Republic Airways Holdings, Inc..................... 1,594,974  15,646,695
    Resources Connection, Inc..........................    39,729     535,547
*   RPX Corp...........................................     3,108      50,412
#*  Rush Enterprises, Inc. Class A.....................   851,292  23,529,711
*   Rush Enterprises, Inc. Class B.....................   332,305   7,785,906
*   Saia, Inc..........................................   635,409  21,387,867

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
    Schawk, Inc.......................................   121,875 $    1,472,250
#   Servotronics, Inc.................................    15,025        118,998
    SIFCO Industries, Inc.............................    68,152      2,026,159
#   SkyWest, Inc...................................... 1,640,415     21,341,799
    SL Industries, Inc................................    28,931        752,785
#*  Sparton Corp......................................   311,191      8,672,893
    Standex International Corp........................   212,743     12,100,822
*   Sterling Construction Co., Inc....................   173,748      1,879,953
#*  Supreme Industries, Inc. Class A..................   176,937      1,227,943
#   Sypris Solutions, Inc.............................   278,004        831,232
#   TAL International Group, Inc......................     5,189        223,283
#*  Tecumseh Products Co. Class A.....................   409,492      3,439,733
*   Tecumseh Products Co. Class B.....................    59,184        492,411
*   Tetra Tech, Inc...................................    30,282        893,622
#   Titan International, Inc..........................   483,193      8,098,315
#*  Titan Machinery, Inc..............................    70,698      1,152,377
#*  Transcat, Inc.....................................    58,439        504,913
#*  TRC Cos., Inc.....................................   316,913      2,151,839
#   Trinity Industries, Inc...........................   437,767     25,491,172
#*  Tufco Technologies, Inc...........................    35,571        215,560
*   Tutor Perini Corp................................. 1,268,752     28,673,795
#   Twin Disc, Inc....................................    69,388      1,635,475
*   Ultralife Corp....................................   140,452        584,280
*   Ultrapetrol Bahamas, Ltd..........................   242,535        805,216
    UniFirst Corp.....................................   141,106     14,929,015
#   Universal Forest Products, Inc....................   611,361     32,127,021
#*  Universal Security Instruments, Inc...............    34,941        163,174
#*  USA Truck, Inc....................................   304,826      4,496,183
*   Versar, Inc.......................................    45,303        221,532
    Viad Corp.........................................   514,919     13,537,221
#*  Virco Manufacturing Corp..........................    37,692        100,261
*   Volt Information Sciences, Inc....................   534,473      5,342,058
    VSE Corp..........................................     6,654        293,508
    Watts Water Technologies, Inc. Class A............   537,980     30,137,640
#   Werner Enterprises, Inc...........................    70,094      1,826,650
#*  Willdan Group, Inc................................    38,985        184,399
*   Willis Lease Finance Corp.........................   294,405      4,984,277
                                                                 --------------
Total Industrials.....................................            1,763,436,444
                                                                 --------------
Information Technology -- (12.2%)
#*  ADDvantage Technologies Group, Inc................     4,523         14,881
*   Advanced Energy Industries, Inc...................   102,754      2,805,184
#*  Aehr Test Systems.................................    54,035        135,628
#*  Aetrium, Inc......................................    10,647         65,798
*   Agilysys, Inc.....................................   502,038      6,576,698
#*  Alpha & Omega Semiconductor, Ltd..................   341,888      2,482,107
#*  Amkor Technology, Inc.............................   559,650      2,966,145
#*  ANADIGICS, Inc....................................   251,610        495,672
*   Anaren, Inc.......................................   224,757      6,281,958
#*  AOL, Inc..........................................   489,379     22,550,584
#*  ARRIS Group, Inc..................................   171,589      4,444,155
    Astro-Med, Inc....................................   167,804      2,280,456
*   ATMI, Inc.........................................   111,563      3,088,064

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
*    Autobytel, Inc.....................................    55,623 $   827,670
#*   Aviat Networks, Inc................................ 1,151,085   2,187,061
#*   Avid Technology, Inc...............................   973,693   6,757,429
     AVX Corp...........................................   234,781   3,033,370
#*   Aware, Inc.........................................   660,227   4,291,475
*    Axcelis Technologies, Inc..........................   487,072   1,178,714
*    AXT, Inc...........................................   210,884     514,557
#    Bel Fuse, Inc. Class A.............................    14,272     268,314
     Bel Fuse, Inc. Class B.............................   166,226   3,186,552
*    Benchmark Electronics, Inc......................... 2,299,623  52,270,431
#    Black Box Corp.....................................   510,256  13,986,117
*    Blonder Tongue Laboratories........................    19,745      20,140
#*   Blucora, Inc.......................................   870,316  22,288,793
*    Bogen Communications International.................    43,300      53,042
o*   Bogen Corp.........................................    43,300          --
*    BroadVision, Inc...................................    17,915     206,381
*    Brocade Communications Systems, Inc................    51,942     485,138
     Brooks Automation, Inc............................. 2,083,659  21,149,139
#*   Bsquare Corp.......................................    74,978     263,173
*    BTU International, Inc.............................    17,638      51,503
#*   CACI International, Inc. Class A...................   780,459  57,769,575
*    CalAmp Corp........................................   170,528   5,027,165
*    Cascade Microtech, Inc.............................   336,101   3,461,840
*    Checkpoint Systems, Inc............................   459,534   6,130,184
#*   ChyronHego Corp....................................    51,176     143,805
*    CIBER, Inc......................................... 2,042,215   7,923,794
#*   Cinedigm Corp......................................   205,377     542,195
#*   Clearfield, Inc....................................    44,712   1,115,564
*    Coherent, Inc......................................   470,071  31,419,546
     Cohu, Inc..........................................   710,299   7,358,698
o#*  Commerce One LLC...................................    55,600          --
     Communications Systems, Inc........................   153,092   1,826,388
#    Computer Task Group, Inc...........................   129,060   2,085,610
     Compuware Corp.....................................    14,038     142,345
#    Comtech Telecommunications Corp....................   527,830  16,056,589
#    Concurrent Computer Corp...........................   137,792   1,168,476
#    Convergys Corp..................................... 3,909,664  79,639,856
#    CSP, Inc...........................................   125,308   1,021,260
     CTS Corp........................................... 1,225,517  22,904,913
#*   CyberOptics Corp...................................   237,710   1,640,199
#*   Data I/O Corp......................................    74,290     229,556
#*   Dataram Corp.......................................     2,200       5,588
#*   Demand Media, Inc..................................   188,806   1,089,411
*    Digi International, Inc............................   714,315   7,357,444
#    Digimarc Corp......................................    29,179   1,067,368
*    Digital River, Inc.................................   260,727   4,583,581
*    Diodes, Inc........................................    78,900   1,807,599
*    Dot Hill Systems Corp..............................   388,477   1,895,768
*    DSP Group, Inc.....................................   549,920   4,927,283
#    EarthLink Holdings Corp............................ 2,799,073  12,147,977
#*   Echelon Corp.......................................     7,911      32,119
*    Edgewater Technology, Inc..........................   298,591   1,600,448
     Electro Rent Corp..................................   545,049   9,167,724

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    Electro Scientific Industries, Inc.................   899,477 $ 9,750,331
*   Electronics for Imaging, Inc.......................   927,043  39,278,812
#*  Emcore Corp........................................    51,228     249,480
*   Emulex Corp........................................ 1,077,142   7,927,765
*   Entropic Communications, Inc.......................   332,458   1,386,350
    EPIQ Systems, Inc..................................   326,979   4,695,418
*   ePlus, Inc.........................................   270,502  14,590,878
*   Exar Corp.......................................... 1,004,023  11,054,293
*   Fabrinet...........................................     6,509     120,221
#*  Fairchild Semiconductor International, Inc......... 3,235,823  41,289,101
#*  First Solar, Inc...................................   140,736   7,118,427
*   FormFactor, Inc.................................... 1,036,231   6,673,328
#*  Frequency Electronics, Inc.........................   218,323   2,639,525
#*  Giga-tronics, Inc..................................    10,700      14,980
#*  GigOptix, Inc......................................    21,536      33,165
*   GSE Systems, Inc...................................    19,948      34,909
*   GSI Group, Inc.....................................    15,006     161,915
#*  GSI Technology, Inc................................     9,780      65,135
    Hackett Group, Inc. (The)..........................   192,050   1,133,095
*   Harmonic, Inc......................................   987,825   6,480,132
#*  Hutchinson Technology, Inc.........................   680,948   2,587,602
#*  ID Systems, Inc....................................   153,839     930,726
*   Identive Group, Inc................................   104,300     102,110
#*  Ikanos Communications, Inc.........................   128,006     128,006
*   Imation Corp....................................... 1,423,277   6,845,962
*   Insight Enterprises, Inc........................... 1,031,686  21,768,575
*   Integrated Silicon Solution, Inc...................   401,790   4,729,068
#*  Internap Network Services Corp.....................   595,572   4,853,912
#*  International Rectifier Corp....................... 1,336,705  34,767,697
*   Internet Patents Corp..............................    16,755      52,443
*   Interphase Corp....................................    78,699     310,074
    Intersil Corp. Class A............................. 1,555,178  17,635,718
*   Intevac, Inc.......................................   163,070   1,209,979
*   IntraLinks Holdings, Inc...........................   208,882   2,209,972
#*  IntriCon Corp......................................    44,161     197,400
#*  iPass, Inc.........................................   171,694     293,597
*   Iteris, Inc........................................   107,467     242,875
#*  Itron, Inc.........................................    35,948   1,451,580
    IXYS Corp..........................................    26,890     341,234
*   Kemet Corp.........................................   201,409   1,111,778
*   Key Tronic Corp....................................   351,713   3,692,986
#*  Kopin Corp.........................................     5,300      20,352
*   Kulicke & Soffa Industries, Inc.................... 1,020,831  11,882,473
*   Lattice Semiconductor Corp.........................   685,453   3,961,918
#   Lexmark International, Inc. Class A................   235,926   9,245,940
#*  LGL Group, Inc. (The)..............................     8,402      48,059
*   Limelight Networks, Inc............................   187,611     358,337
*   Lionbridge Technologies, Inc.......................    65,229     358,759
#*  LoJack Corp........................................   138,946     550,226
*   LTX-Credence Corp..................................    89,918     768,799
*   Magnachip Semiconductor Corp.......................     5,800      91,698
*   Management Network Group, Inc......................    10,673      32,553
#   ManTech International Corp. Class A................   211,362   6,150,634

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U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#   Marchex, Inc. Class B..............................   255,488 $ 2,391,368
#*  Maxwell Technologies, Inc..........................    45,722     373,091
*   Mercury Systems, Inc...............................    95,312   1,019,838
    Methode Electronics, Inc...........................   787,880  26,520,041
    MKS Instruments, Inc............................... 1,352,839  40,761,039
#*  ModusLink Global Solutions, Inc....................   838,727   4,319,444
#*  Monster Worldwide, Inc............................. 1,877,429  11,489,865
#*  MoSys, Inc.........................................   144,081     723,287
#*  Multi-Fineline Electronix, Inc.....................     6,091      84,056
#*  NAPCO Security Technologies, Inc...................    42,075     306,727
#*  NCI, Inc. Class A..................................     1,431       9,516
#*  NeoPhotonics Corp..................................    22,098     162,199
#*  NETGEAR, Inc.......................................   173,842   5,547,298
*   Newport Corp....................................... 1,041,072  18,885,046
#*  Novatel Wireless, Inc..............................   231,558     618,260
#*  Numerex Corp. Class A..............................    89,013   1,188,324
*   Oclaro, Inc........................................   318,679     850,873
#*  OmniVision Technologies, Inc....................... 1,595,054  24,547,881
*   Omtool, Ltd........................................    16,864      40,474
*   Oplink Communications, Inc.........................   178,259   3,017,925
    Optical Cable Corp.................................   169,845     665,792
*   PAR Technology Corp................................   147,203     796,368
#   PC Connection, Inc.................................   869,589  17,791,791
    PC-Tel, Inc........................................   613,025   5,032,935
#*  PCM, Inc...........................................   204,946   2,049,460
*   PDF Solutions, Inc.................................   225,505   5,344,468
#   Perceptron, Inc....................................   195,775   3,016,893
#*  Performance Technologies, Inc......................   289,576   1,077,223
*   Pericom Semiconductor Corp.........................   531,128   4,397,740
#*  Photronics, Inc.................................... 1,802,153  14,957,870
#*  Planar Systems, Inc................................   427,186   1,072,237
*   Plexus Corp........................................     6,115     239,096
*   Polycom, Inc....................................... 2,260,147  26,963,554
*   QLogic Corp........................................ 1,050,970  12,159,723
*   Qualstar Corp......................................   379,283     451,347
#*  QuinStreet, Inc....................................    34,108     282,073
*   Qumu Corp..........................................    35,376     533,116
#*  Radisys Corp.......................................   233,276     660,171
*   Rainmaker Systems, Inc.............................   185,058      48,097
*   RealNetworks, Inc..................................   671,606   4,889,292
#*  Reis, Inc..........................................   332,636   5,920,921
#*  Relm Wireless Corp.................................   130,663     439,028
#   RF Industries, Ltd.................................    63,374     419,536
    Richardson Electronics, Ltd........................   437,510   5,044,490
#*  Rofin-Sinar Technologies, Inc......................    51,652   1,193,161
*   Rogers Corp........................................       201      12,201
*   Rovi Corp..........................................   837,319  17,759,536
#*  Rubicon Technology, Inc............................    70,214     770,248
#*  Rudolph Technologies, Inc..........................   146,330   1,608,167
#*  Sanmina Corp....................................... 1,519,191  25,400,873
*   ScanSource, Inc....................................    71,583   2,687,226
*   Seachange International, Inc.......................   538,774   6,443,737
#*  Selectica, Inc.....................................     3,912      27,384

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CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
*   Sevcon, Inc.......................................     2,400 $       18,024
*   Sigma Designs, Inc................................   762,286      3,575,121
#*  Sigmatron International, Inc......................    16,500        153,450
#*  Smith Micro Software, Inc.........................     6,955         11,128
#*  Spansion, Inc. Class A............................   996,577     14,948,655
#*  Speed Commerce, Inc...............................    54,871        219,484
#*  StarTek, Inc......................................   236,335      1,505,454
#*  STR Holdings, Inc.................................    23,956         35,934
#*  SunPower Corp.....................................   469,996     15,209,071
#*  Super Micro Computer, Inc.........................    42,628        876,432
#*  Supertex, Inc.....................................    14,409        384,720
*   support.com, Inc..................................   814,775      2,199,892
#*  Sykes Enterprises, Inc............................   293,260      6,146,730
#*  Synacor, Inc......................................     5,200         12,272
*   SYNNEX Corp....................................... 1,182,484     66,396,477
*   Tech Data Corp....................................   870,854     46,956,448
#*  TechTarget, Inc...................................     5,081         34,195
#*  TeleCommunication Systems, Inc. Class A...........   958,193      2,175,098
*   Telenav, Inc......................................    59,764        388,466
#   Tessco Technologies, Inc..........................    78,114      2,600,415
#   Tessera Technologies, Inc.........................   190,109      3,773,664
#*  TheStreet, Inc....................................   453,355      1,233,126
*   Trio Tech International...........................    39,533        125,715
#*  TriQuint Semiconductor, Inc....................... 3,614,088     29,996,930
#*  TSR, Inc..........................................     1,145          3,424
#*  TTM Technologies, Inc.............................   582,079      4,662,453
*   Ultra Clean Holdings..............................   158,207      1,808,306
#   United Online, Inc................................   327,756      3,969,125
*   UTStarcom Holdings Corp...........................   143,395        385,733
*   VeriFone Systems, Inc.............................   245,782      7,130,136
#*  Viasystems Group, Inc.............................   565,834      7,389,792
#*  Vicon Industries, Inc.............................   102,175        418,917
*   Video Display Corp................................     5,282         20,019
#*  Vishay Intertechnology, Inc....................... 4,809,629     65,314,762
#*  Vishay Precision Group, Inc.......................   372,658      5,306,650
#*  Westell Technologies, Inc. Class A................    82,538        309,517
#*  Wireless Telecom Group, Inc.......................   129,294        439,600
    Xyratex, Ltd......................................   131,222      1,733,443
#*  Zygo Corp.........................................   406,354      5,701,147
*   Zynga, Inc. Class A............................... 2,042,087      8,985,183
                                                                 --------------
Total Information Technology..........................            1,399,693,913
                                                                 --------------
Materials -- (5.4%)
    A Schulman, Inc...................................   606,050     20,587,519
#*  Allied Nevada Gold Corp...........................   632,202      3,104,112
#*  AM Castle & Co....................................   641,390      8,799,871
*   American Biltrite, Inc............................       110         45,815
#*  American Pacific Corp.............................   148,845      6,910,873
    Axiall Corp.......................................   333,066     13,289,333
#   Cabot Corp........................................    25,654      1,248,580
#*  Century Aluminum Co............................... 2,669,590     31,154,115
    Chase Corp........................................     1,380         43,636
*   Clearwater Paper Corp.............................       577         32,860

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Materials -- (Continued)
*   Coeur Mining, Inc.................................. 2,339,118 $23,742,048
    Commercial Metals Co............................... 1,704,775  32,493,012
*   Continental Materials Corp.........................    13,260     287,212
*   Core Molding Technologies, Inc.....................   198,499   2,431,613
    Domtar Corp........................................    66,713   7,165,643
*   Ferro Corp.........................................   133,773   1,682,864
#   Friedman Industries, Inc...........................   179,533   1,495,510
#*  Golden Minerals Co.................................    12,380      10,067
*   Graphic Packaging Holding Co....................... 5,789,957  55,004,592
#   Haynes International, Inc..........................       700      35,798
#*  Headwaters, Inc....................................   652,631   7,257,257
#   Hecla Mining Co....................................   439,274   1,331,000
#*  Horsehead Holding Corp.............................   758,895  11,626,271
#*  Intrepid Potash, Inc...............................    19,516     286,885
#   Kaiser Aluminum Corp...............................   623,602  43,533,656
*   KapStone Paper and Packaging Corp..................   278,366   7,785,897
    KMG Chemicals, Inc.................................     1,674      26,215
*   Kraton Performance Polymers, Inc...................   145,615   3,641,831
*   Landec Corp........................................   662,131   7,117,908
#*  Louisiana-Pacific Corp............................. 3,477,197  60,955,263
*   LSB Industries, Inc................................     1,277      42,282
#*  Material Sciences Corp.............................   216,679   2,745,323
    Materion Corp......................................    74,378   1,976,224
#*  McEwen Mining, Inc.................................   499,579   1,298,905
#*  Mercer International, Inc..........................   450,226   4,205,111
#*  Mines Management, Inc..............................   118,526      91,265
    Myers Industries, Inc..............................   511,259   9,790,610
#   Noranda Aluminum Holding Corp......................   311,455   1,015,343
*   Northern Technologies International Corp...........     3,305      60,878
#   Olin Corp..........................................   100,015   2,571,386
#   Olympic Steel, Inc.................................   293,381   8,123,720
#*  OM Group, Inc...................................... 1,035,713  33,494,958
#*  Penford Corp.......................................   256,129   3,170,877
    PH Glatfelter Co................................... 1,133,716  35,133,859
    PolyOne Corp.......................................   311,293  11,069,579
*   Resolute Forest Products, Inc......................   330,966   6,387,644
#*  RTI International Metals, Inc......................   982,778  30,584,051
#   Schnitzer Steel Industries, Inc. Class A...........   544,227  14,378,477
#*  Stillwater Mining Co............................... 1,372,356  17,209,344
*   SunCoke Energy, Inc................................   233,050   5,169,049
#   Synalloy Corp......................................    40,252     615,453
#*  Texas Industries, Inc..............................    53,540   4,027,279
    Tredegar Corp...................................... 1,193,213  29,579,750
#   Tronox, Ltd. Class A...............................   345,118   7,578,791
#*  Universal Stainless & Alloy Products, Inc..........   129,517   4,110,870
#   Wausau Paper Corp..................................   369,974   5,053,845
*   Webco Industries, Inc..............................     9,290   1,091,575
    Westlake Chemical Corp.............................    92,694  11,266,029
    Zep, Inc...........................................     1,027      16,473

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
#*  Zoltek Cos., Inc...................................   834,866 $ 13,942,262
                                                                  ------------
Total Materials........................................            618,928,468
                                                                  ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     4,900           --
o*  Big 4 Ranch, Inc...................................    73,300           --
o*  Concord Camera Corp. Escrow Shares.................    95,952           --
o*  First Commerce Bancorp Escrow Shares...............    70,003           --
o*  Gerber Scientific, Inc. Escrow Shares..............   525,910           --
o*  Petrocorp, Inc. Escrow Shares......................   102,600           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
    Geo Group, Inc. (The)..............................   379,207   12,695,850
    Parkway Properties, Inc............................    10,157      180,185
                                                                  ------------
Total Real Estate Investment Trusts....................             12,876,035
                                                                  ------------
Telecommunication Services -- (0.4%)
#*  Alaska Communications Systems Group, Inc...........    26,960       58,773
    Atlantic Tele-Network, Inc.........................     2,916      169,857
*   Boingo Wireless, Inc...............................     7,120       43,076
#*  Cincinnati Bell, Inc...............................   851,428    2,945,941
*   General Communication, Inc. Class A................    99,161      964,836
#*  Hawaiian Telcom Holdco, Inc........................     7,870      213,592
    IDT Corp. Class B..................................    19,306      328,202
#*  Iridium Communications, Inc........................ 1,327,592    8,416,933
*   Leap Wireless International, Inc...................   978,534   17,173,272
#*  NII Holdings, Inc..................................   272,063      818,909
#*  ORBCOMM, Inc....................................... 1,080,553    7,455,816
*   Premiere Global Services, Inc......................     1,976       21,538
    PTGi Holding, Inc..................................    10,700       39,303
#   Shenandoah Telecommunications Co...................        67        1,682
#*  Straight Path Communications, Inc. Class B.........     9,653       79,541
    Telephone & Data Systems, Inc......................    35,414      956,886
    USA Mobility, Inc..................................    90,880    1,295,949
                                                                  ------------
Total Telecommunication Services.......................             40,984,106
                                                                  ------------
Utilities -- (0.1%)
#   Atlantic Power Corp................................    35,369       93,728
#   Consolidated Water Co., Ltd........................   120,531    1,550,029
#*  Dynegy, Inc........................................    50,630    1,030,827
#*  Genie Energy, Ltd. Class B.........................    31,652      316,520
#   Ormat Technologies, Inc............................   178,923    4,410,452

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                    SHARES        VALUE+
                                                  ----------- ---------------
Utilities -- (Continued)
#     SJW Corp...................................      16,389 $       468,889
                                                              ---------------
Total Utilities..................................                   7,870,445
                                                              ---------------
TOTAL COMMON STOCKS..............................               9,823,692,547
                                                              ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*    Enron TOPRS Escrow Shares..................      34,332              --
                                                              ---------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights.      45,703              --
o*    CSF Holding, Inc. Litigation Rights........      40,500              --
o*    LGL Group Inc (The) Warrants 08/06/18......      42,010           2,951
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16.................................      40,956              --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14.................................      10,016              --
o*    U.S. Concrete, Inc. Warrants Class A
        08/31/17.................................      24,689         108,631
o*    U.S. Concrete, Inc. Warrants Class B
        08/31/17.................................      24,689          70,364
TOTAL RIGHTS/WARRANTS............................                     181,946
                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid
        Reserves, 0.060%.........................  11,615,791      11,615,791
                                                              ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                  -----------
SECURITIES LENDING COLLATERAL -- (14.3%)
(S)@  DFA Short Term Investment Fund............. 141,589,287   1,638,188,056
                                                              ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,539,755,531)^^........................             $11,473,678,340
                                                              ===============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    -------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary.......... $1,480,382,605 $       16,372   --    $ 1,480,398,977
   Consumer Staples................    302,379,544             --   --        302,379,544
   Energy..........................  1,058,679,785             --   --      1,058,679,785
   Financials......................  2,638,944,494         49,903   --      2,638,994,397
   Health Care.....................    498,185,311      1,265,122   --        499,450,433
   Industrials.....................  1,763,426,939          9,505   --      1,763,436,444
   Information Technology..........  1,399,693,913             --   --      1,399,693,913
   Materials.......................    618,928,468             --   --        618,928,468
   Other...........................             --             --   --                 --
   Real Estate Investment Trusts...     12,876,035             --   --         12,876,035
   Telecommunication Services......     40,984,106             --   --         40,984,106
   Utilities.......................      7,870,445             --   --          7,870,445
Preferred Stocks
   Other...........................             --             --   --                 --
Rights/Warrants....................             --        181,946   --            181,946
Temporary Cash Investments.........     11,615,791             --   --         11,615,791
Securities Lending Collateral......             --  1,638,188,056   --      1,638,188,056
                                    -------------- --------------   --    ---------------
TOTAL.............................. $9,833,967,436 $1,639,710,904   --    $11,473,678,340
                                    ============== ==============   ==    ===============

                         U.S. CORE EQUITY 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A....................  25,370 $   127,865
#   Aaron's, Inc.......................................  73,718   1,982,277
#   Abercrombie & Fitch Co. Class A....................  70,622   2,498,606
    Advance Auto Parts, Inc............................  22,800   2,617,668
#*  Aeropostale, Inc...................................  58,751     414,195
    AH Belo Corp. Class A..............................  15,518     123,989
    Allison Transmission Holdings, Inc.................  68,108   1,956,743
*   Amazon.com, Inc....................................  93,282  33,459,321
    Ambassadors Group, Inc.............................   8,122      40,366
*   AMC Networks, Inc. Class A.........................  49,532   3,191,842
#   AMCON Distributing Co..............................     247      20,995
#*  America's Car-Mart, Inc............................   8,261     318,462
#*  American Apparel, Inc..............................     769         758
*   American Axle & Manufacturing Holdings, Inc........  60,499   1,126,491
#   American Eagle Outfitters, Inc..................... 137,716   1,863,297
#*  American Public Education, Inc.....................  17,979     761,051
*   ANN, Inc...........................................  42,083   1,360,964
*   Apollo Education Group, Inc. Class A...............  92,752   2,994,962
#   Arctic Cat, Inc....................................  12,176     515,532
    Ark Restaurants Corp...............................   2,510      54,693
#*  Asbury Automotive Group, Inc.......................  27,819   1,308,049
*   Ascena Retail Group, Inc........................... 165,300   3,101,028
#*  Ascent Capital Group, Inc. Class A.................  14,541   1,040,409
#   Autoliv, Inc.......................................  73,971   6,706,951
#*  AutoNation, Inc....................................  46,142   2,278,953
*   AutoZone, Inc......................................  11,997   5,939,235
*   Ballantyne Strong, Inc.............................  10,077      47,967
#*  Bally Technologies, Inc............................  27,844   2,041,522
#*  Barnes & Noble, Inc................................  56,152     756,929
    Bassett Furniture Industries, Inc..................   7,766     109,501
#   Beasley Broadcasting Group, Inc. Class A...........   3,374      30,838
*   Beazer Homes USA, Inc..............................  11,219     252,540
#   bebe stores, Inc...................................  79,073     392,993
*   Bed Bath & Beyond, Inc.............................  60,100   3,837,385
    Best Buy Co., Inc.................................. 199,785   4,702,939
    Big 5 Sporting Goods Corp..........................  22,121     379,596
#*  Big Lots, Inc......................................  46,275   1,239,707
*   Biglari Holdings, Inc..............................   1,548     676,414
#*  BJ's Restaurants, Inc..............................  25,871     733,702
#*  Blue Nile, Inc.....................................   7,692     331,218
#   Blyth, Inc.........................................  11,136     104,456
    Bob Evans Farms, Inc...............................  26,941   1,353,785
#*  Body Central Corp..................................   9,690      33,140
#   Bon-Ton Stores, Inc. (The).........................  13,310     143,083
*   Books-A-Million, Inc...............................   9,373      21,652
    BorgWarner, Inc....................................  91,298   4,902,703
    Bowl America, Inc. Class A.........................   1,576      23,002
#*  Boyd Gaming Corp...................................  47,548     502,107
*   Bravo Brio Restaurant Group, Inc...................  14,723     219,962
#*  Bridgepoint Education, Inc.........................  44,168     767,640
    Brinker International, Inc.........................  46,426   2,245,161

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

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Brown Shoe Co., Inc................................  43,207 $ 1,023,142
    Brunswick Corp.....................................  41,104   1,704,172
#   Buckle, Inc. (The).................................  23,083   1,023,039
#*  Buffalo Wild Wings, Inc............................  20,055   2,845,002
*   Build-A-Bear Workshop, Inc.........................  13,537     118,178
#*  Cabela's, Inc......................................  53,932   3,605,894
#   Cablevision Systems Corp. Class A.................. 173,327   2,780,165
*   Cache, Inc.........................................  12,441      62,951
#*  Caesars Acquisition Co. Class A....................  63,258     836,903
#*  Caesars Entertainment Corp.........................  70,116   1,543,253
#   Callaway Golf Co...................................  74,527     608,886
*   Cambium Learning Group, Inc........................  45,231      85,939
*   Canterbury Park Holding Corp.......................   2,402      26,926
#   Capella Education Co...............................  12,984     810,072
*   Career Education Corp..............................  69,693     379,130
#*  CarMax, Inc........................................  77,932   3,515,513
*   Carmike Cinemas, Inc...............................  22,920     621,361
    Carnival Corp...................................... 139,507   5,467,279
#   Carriage Services, Inc.............................  12,876     275,546
#*  Carrols Restaurant Group, Inc......................  22,276     135,661
#   Carter's, Inc......................................  46,502   3,127,259
    Cato Corp. (The) Class A...........................  27,700     774,492
*   Cavco Industries, Inc..............................   6,903     539,262
    CBS Corp. Class A..................................   9,684     568,160
    CBS Corp. Class B.................................. 161,638   9,491,383
    CEC Entertainment, Inc.............................  15,014     810,155
#*  Central European Media Enterprises, Ltd. Class A...  30,475      90,511
#*  Charles & Colvard, Ltd.............................  17,475      68,502
#*  Charter Communications, Inc. Class A...............  32,378   4,435,786
#   Cheesecake Factory, Inc. (The).....................  56,217   2,503,905
    Cherokee, Inc......................................   3,363      46,039
    Chico's FAS, Inc................................... 170,936   2,837,538
#*  Children's Place Retail Stores, Inc. (The).........  28,532   1,502,780
*   Chipotle Mexican Grill, Inc........................  10,500   5,795,580
#   Choice Hotels International, Inc...................  47,507   2,305,515
*   Christopher & Banks Corp...........................  19,052     136,031
    Churchill Downs, Inc...............................  17,380   1,548,732
    Cinemark Holdings, Inc.............................  94,435   2,767,890
*   Citi Trends, Inc...................................  14,593     233,488
    Clear Channel Outdoor Holdings, Inc. Class A.......  33,565     317,189
#   Coach, Inc.........................................  77,270   3,700,460
*   Coast Distribution System (The)....................     890       3,235
*   Cobra Electronics Corp.............................   4,559      14,771
#*  Coldwater Creek, Inc...............................   1,758       1,547
#   Collectors Universe, Inc...........................   3,602      72,004
#   Columbia Sportswear Co.............................  30,427   2,262,247
    Comcast Corp. Class A.............................. 754,125  41,062,106
    Comcast Corp. Special Class A...................... 168,043   8,797,051
#*  Conn's, Inc........................................  29,186   1,771,882
#   Cooper Tire & Rubber Co............................  56,307   1,317,584
    Core-Mark Holding Co., Inc.........................  11,801     892,746
#*  Corinthian Colleges, Inc...........................  82,909     121,876
*   Costa, Inc.........................................   9,465     203,403

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
#    Cracker Barrel Old Country Store, Inc..............  30,484 $3,018,221
*    Crocs, Inc.........................................  74,760  1,147,566
#*   Crown Media Holdings, Inc. Class A.................  16,884     51,665
     CSS Industries, Inc................................   2,658     71,234
     CST Brands, Inc....................................  35,409  1,130,609
     CTC Media, Inc..................................... 156,776  1,796,653
     Culp, Inc..........................................  10,739    217,035
*    Cumulus Media, Inc. Class A........................  66,466    444,658
#    Dana Holding Corp.................................. 146,589  2,773,464
#    Darden Restaurants, Inc............................  60,124  2,972,531
#*   Deckers Outdoor Corp...............................  27,788  2,166,075
#*   dELiA*s, Inc.......................................   2,914      2,156
     Delphi Automotive P.L.C............................  69,731  4,245,921
*    Delta Apparel, Inc.................................   6,441    104,215
     Destination Maternity Corp.........................  10,940    293,520
#*   Destination XL Group, Inc..........................  50,786    273,229
#    DeVry Education Group, Inc.........................  68,646  2,480,866
*    DGSE Cos., Inc.....................................   3,733      7,765
     Dick's Sporting Goods, Inc.........................  34,604  1,816,710
*    Digital Generation, Inc............................  27,927    377,015
     Dillard's, Inc. Class A............................  42,148  3,679,520
     DineEquity, Inc....................................  18,961  1,475,355
*    DIRECTV............................................ 130,949  9,091,789
*    Discovery Communications, Inc. Class A.............  36,788  2,934,947
*    Discovery Communications, Inc. Class B.............   1,400    112,399
*    Discovery Communications, Inc. Class C.............  22,092  1,628,622
*    DISH Network Corp. Class A.........................  55,522  3,130,330
*    Dixie Group, Inc. (The)............................   3,689     50,982
*    Dollar General Corp................................  77,939  4,389,524
*    Dollar Tree, Inc...................................  74,410  3,759,193
     Domino's Pizza, Inc................................  45,406  3,206,118
#*   Dorman Products, Inc...............................  29,627  1,545,344
*    Dover Downs Gaming & Entertainment, Inc............   8,520     13,462
     Dover Motorsports, Inc.............................   3,182      7,414
#    DR Horton, Inc..................................... 219,609  5,156,419
#*   DreamWorks Animation SKG, Inc. Class A.............  78,702  2,655,405
     Drew Industries, Inc...............................  18,796    903,900
     DSW, Inc. Class A..................................  74,048  2,787,907
#    Dunkin' Brands Group, Inc..........................  94,117  4,379,264
*    Education Management Corp..........................  52,147    361,379
#    Educational Development Corp.......................   1,932      6,917
     Einstein Noah Restaurant Group, Inc................  11,040    168,470
*    Emerson Radio Corp.................................  14,810     32,286
#*   Entercom Communications Corp. Class A..............  23,008    216,965
#    Entravision Communications Corp. Class A...........  41,298    249,027
#    Escalade, Inc......................................   5,323     63,290
#    Ethan Allen Interiors, Inc.........................  20,924    528,122
#*   Ever-Glory International Group, Inc................   1,700      8,755
*    EW Scripps Co. Class A.............................  41,271    759,799
     Expedia, Inc.......................................  69,202  4,496,746
*    Express, Inc.......................................  67,193  1,163,783
o#*  FAB Universal Corp.................................  12,591     38,654
     Family Dollar Stores, Inc..........................  39,470  2,440,035

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Famous Dave's Of America, Inc......................   4,605 $    77,410
#*  Federal-Mogul Corp.................................  85,960   1,536,965
*   Fiesta Restaurant Group, Inc.......................  16,627     714,462
*   Fifth & Pacific Cos., Inc..........................  99,640   2,859,668
    Finish Line, Inc. (The) Class A....................  55,892   1,433,630
*   Flanigan's Enterprises, Inc........................     300       4,361
    Flexsteel Industries, Inc..........................   3,267     100,722
    Foot Locker, Inc................................... 158,387   6,113,738
    Ford Motor Co...................................... 900,080  13,465,197
*   Fossil Group, Inc..................................  21,765   2,433,980
    Fred's, Inc. Class A...............................  30,384     531,112
    Frisch's Restaurants, Inc..........................   2,853      71,896
#*  FTD Cos., Inc......................................  18,181     563,611
*   Fuel Systems Solutions, Inc........................  18,605     228,655
*   Full House Resorts, Inc............................   8,200      19,926
#*  G-III Apparel Group, Ltd...........................  18,232   1,275,693
*   Gaiam, Inc. Class A................................   8,701      59,080
#   GameStop Corp. Class A............................. 118,086   4,141,276
*   Gaming Partners International Corp.................   4,515      36,888
    Gannett Co., Inc................................... 207,876   5,722,826
    Gap, Inc. (The).................................... 163,399   6,222,234
#   Garmin, Ltd........................................ 129,864   5,850,373
*   Geeknet, Inc.......................................   3,235      57,551
*   General Motors Co.................................. 426,147  15,375,384
*   Genesco, Inc.......................................  27,129   1,904,998
    Gentex Corp........................................ 125,209   4,055,520
*   Gentherm, Inc......................................  36,001     917,305
#   Genuine Parts Co...................................  43,717   3,595,723
    GNC Holdings, Inc. Class A......................... 103,249   5,277,056
    Goodyear Tire & Rubber Co. (The)................... 176,393   4,173,458
    Gordmans Stores, Inc...............................   9,185      66,316
    Graham Holdings Co. Class B........................   7,010   4,388,681
*   Grand Canyon Education, Inc........................  31,853   1,395,798
*   Gray Television, Inc...............................  63,627     724,075
*   Gray Television, Inc. Class A......................     600       5,574
#   Group 1 Automotive, Inc............................  30,049   1,836,895
#*  Groupon, Inc....................................... 459,287   4,804,142
#   Guess?, Inc........................................  78,673   2,206,778
    H&R Block, Inc.....................................  90,213   2,742,475
*   Hallwood Group, Inc. (The).........................     252       2,476
*   Hampshire Group, Ltd...............................     689       2,274
    Hanesbrands, Inc...................................  68,346   4,862,134
    Harley-Davidson, Inc...............................  78,390   4,835,879
    Harman International Industries, Inc...............  61,831   6,395,180
    Harte-Hanks, Inc...................................  57,135     391,375
#   Hasbro, Inc........................................  43,697   2,146,397
*   Hastings Entertainment, Inc........................   1,400       2,744
    Haverty Furniture Cos., Inc........................  19,358     538,540
    Haverty Furniture Cos., Inc. Class A...............   1,608      45,120
*   Helen of Troy, Ltd.................................  32,270   1,776,141
#*  hhgregg, Inc.......................................  27,171     224,432
#*  Hibbett Sports, Inc................................  20,630   1,238,006
    Hillenbrand, Inc...................................  50,835   1,376,103

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Hollywood Media Corp...............................   3,425 $     4,829
    Home Depot, Inc. (The)............................. 396,049  30,436,366
#*  HomeAway, Inc......................................  58,166   2,376,663
    Hooker Furniture Corp..............................   9,849     149,212
#*  Hovnanian Enterprises, Inc. Class A................  11,285      68,049
    HSN, Inc...........................................  39,582   2,167,906
*   Hyatt Hotels Corp. Class A.........................  32,938   1,574,107
#*  Iconix Brand Group, Inc............................  60,513   2,251,084
    International Game Technology...................... 213,851   3,085,870
    International Speedway Corp. Class A...............  25,489     855,666
    Interpublic Group of Cos., Inc. (The).............. 228,833   3,734,555
#   Interval Leisure Group, Inc........................  49,216   1,299,302
#*  iRobot Corp........................................  22,770     804,692
*   Isle of Capri Casinos, Inc.........................  34,443     329,275
#*  ITT Educational Services, Inc......................   8,984     264,130
*   Jack in the Box, Inc...............................  54,953   2,778,973
#   JAKKS Pacific, Inc.................................  12,915      74,390
*   Jarden Corp........................................  49,450   2,989,252
#*  JC Penney Co., Inc................................. 124,572     737,466
#   John Wiley & Sons, Inc. Class A....................  46,295   2,506,411
    John Wiley & Sons, Inc. Class B....................   4,638     250,591
    Johnson Controls, Inc.............................. 217,303  10,022,014
    Johnson Outdoors, Inc. Class A.....................   8,183     194,510
    Jones Group, Inc. (The)............................  73,015   1,076,971
#*  Jos A Bank Clothiers, Inc..........................  31,210   1,754,626
*   Journal Communications, Inc. Class A...............  44,742     356,594
*   K12, Inc...........................................  29,920     656,744
#   KB Home............................................  62,897   1,216,428
*   Kid Brands, Inc....................................  17,697      16,989
*   Kirkland's, Inc....................................  14,248     268,290
#   Kohl's Corp........................................ 165,516   8,380,075
*   Kona Grill, Inc....................................   4,321      67,883
    Koss Corp..........................................   1,533       8,937
#*  Krispy Kreme Doughnuts, Inc........................  52,657     908,333
    L Brands, Inc...................................... 126,640   6,630,870
    La-Z-Boy, Inc......................................  47,258   1,272,185
*   Lakeland Industries, Inc...........................   3,968      25,990
*   Lamar Advertising Co. Class A......................  65,820   3,202,801
    Las Vegas Sands Corp...............................  99,736   7,631,799
*   Lazare Kaplan International, Inc...................   1,600       2,288
#*  LeapFrog Enterprises, Inc..........................  38,081     271,137
    Lear Corp..........................................  81,440   5,890,555
#*  Learning Tree International, Inc...................   6,151      20,606
*   Lee Enterprises, Inc...............................  20,446      83,420
#   Leggett & Platt, Inc...............................  99,483   2,986,480
#   Lennar Corp. Class A............................... 110,902   4,453,824
    Lennar Corp. Class B...............................  17,482     572,361
*   Libbey, Inc........................................  12,000     258,480
*   Liberty Global P.L.C. Class A......................  53,944   4,311,744
*   Liberty Global P.L.C. Class B......................     488      39,289
*   Liberty Global P.L.C. Series C.....................  41,811   3,316,867
*   Liberty Interactive Corp. Class A.................. 360,336   9,624,575
*   Liberty Interactive Corp. Class B..................   6,948     192,147

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Liberty Media Corp. Class A........................  82,494 $10,855,385
*   Liberty Media Corp. Class B........................   2,392     315,589
*   Liberty Ventures Series A..........................  35,696   4,140,736
*   Liberty Ventures Series B..........................     347      40,356
#*  Life Time Fitness, Inc.............................  42,597   1,753,293
    Lifetime Brands, Inc...............................  10,549     162,666
*   LIN Media LLC Class A..............................  33,177     819,804
    Lincoln Educational Services Corp..................  13,802      60,315
#   Lions Gate Entertainment Corp......................  53,677   1,735,377
    Lithia Motors, Inc. Class A........................  18,568   1,045,193
*   Live Nation Entertainment, Inc..................... 205,595   4,373,006
*   LKQ Corp........................................... 152,344   4,123,952
*   Loral Space & Communications, Inc..................  14,301   1,063,279
    Lowe's Cos., Inc................................... 296,705  13,734,474
*   Luby's, Inc........................................  19,164     125,141
#*  Lululemon Athletica, Inc...........................  34,553   1,578,727
#*  Lumber Liquidators Holdings, Inc...................  22,193   1,974,955
*   M/I Homes, Inc.....................................  20,804     511,570
    Macy's, Inc........................................ 207,226  11,024,423
*   Madison Square Garden Co. (The) Class A............  62,809   3,644,806
    Marcus Corp. (The).................................  15,379     200,850
    Marine Products Corp...............................  20,779     166,440
*   MarineMax, Inc.....................................  24,136     356,006
    Marriott International, Inc. Class A............... 110,070   5,426,451
*   Marriott Vacations Worldwide Corp..................  17,108     819,131
*   Martha Stewart Living Omnimedia Class A............  35,026     139,754
    Mattel, Inc........................................ 102,700   3,886,168
    Matthews International Corp. Class A...............  26,850   1,141,662
#*  Mattress Firm Holding Corp.........................   1,120      45,584
#*  McClatchy Co. (The) Class A........................  50,664     231,028
    McDonald's Corp.................................... 253,296  23,852,884
#   MDC Holdings, Inc..................................  44,183   1,364,813
#*  Media General, Inc. Class A........................  15,715     280,198
    Men's Wearhouse, Inc. (The)........................  47,117   2,263,501
    Meredith Corp......................................  39,277   1,798,101
*   Meritage Homes Corp................................  33,812   1,642,249
*   MGM Resorts International.......................... 356,931   8,694,839
*   Michael Kors Holdings, Ltd.........................  67,280   5,377,690
*   Modine Manufacturing Co............................  57,617     754,783
*   Mohawk Industries, Inc.............................  54,493   7,747,815
*   Monarch Casino & Resort, Inc.......................  15,093     290,842
#   Monro Muffler Brake, Inc...........................  25,320   1,405,513
#   Morningstar, Inc...................................  37,240   2,874,928
*   Motorcar Parts of America, Inc.....................  12,654     254,725
    Movado Group, Inc..................................  16,841     635,748
*   MTR Gaming Group, Inc..............................  15,484      79,743
*   Multimedia Games Holding Co., Inc..................   8,600     273,136
*   Murphy USA, Inc....................................  33,167   1,284,890
    NACCO Industries, Inc. Class A.....................   6,164     363,923
*   Nathan's Famous, Inc...............................   2,974     145,518
    National CineMedia, Inc............................  52,584     982,269
#*  Nautilus, Inc......................................  24,139     205,664
*   Netflix, Inc.......................................  17,337   7,096,554

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Nevada Gold & Casinos, Inc.........................     700 $     1,015
*   New York & Co., Inc................................  53,002     240,099
#   New York Times Co. (The) Class A................... 120,148   1,698,893
    Newell Rubbermaid, Inc............................. 101,694   3,142,345
*   News Corp. Class A................................. 169,493   2,705,108
#*  News Corp. Class B.................................  76,093   1,187,812
#   Nexstar Broadcasting Group, Inc. Class A...........  17,890     859,615
    NIKE, Inc. Class B................................. 179,931  13,107,973
*   Nobility Homes, Inc................................   1,105      10,221
#   Nordstrom, Inc.....................................  58,299   3,349,278
#   Nutrisystem, Inc...................................  17,391     247,300
*   NVR, Inc...........................................   3,022   3,485,605
*   O'Reilly Automotive, Inc...........................  44,614   5,843,542
*   Office Depot, Inc.................................. 460,842   2,253,517
    Omnicom Group, Inc.................................  52,804   3,832,514
*   Orbitz Worldwide, Inc..............................  53,526     385,387
*   Orient-Express Hotels, Ltd. Class A................  83,221   1,178,409
#*  Outerwall, Inc.....................................  20,260   1,302,921
#*  Overstock.com, Inc.................................   9,836     207,146
    Oxford Industries, Inc.............................  14,541   1,097,409
*   P&F Industries, Inc. Class A.......................     504       3,669
*   Pacific Sunwear of California, Inc.................  44,547     128,295
#*  Panera Bread Co. Class A...........................  13,125   2,219,044
    Papa John's International, Inc.....................  29,554   1,422,434
#*  Penn National Gaming, Inc..........................  78,352     919,069
    Penske Automotive Group, Inc.......................  93,466   4,010,626
*   Pep Boys-Manny, Moe & Jack (The)...................  47,946     572,475
*   Perfumania Holdings, Inc...........................   2,203      14,187
*   Perry Ellis International, Inc.....................  13,637     213,692
#   PetMed Express, Inc................................  14,214     188,051
#   PetSmart, Inc......................................  32,817   2,067,471
#   Pier 1 Imports, Inc................................  82,564   1,577,798
*   Pinnacle Entertainment, Inc........................  36,695     801,786
#   Polaris Industries, Inc............................  22,622   2,832,274
#   Pool Corp..........................................  30,601   1,657,962
*   Popeyes Louisiana Kitchen, Inc.....................  15,936     641,424
#*  Premier Exhibitions, Inc...........................   8,500       8,418
*   priceline.com, Inc.................................  12,961  14,838,919
    PulteGroup, Inc.................................... 285,154   5,794,329
    PVH Corp...........................................  61,277   7,406,551
*   QEP Co., Inc.......................................     352       6,336
#*  Quiksilver, Inc.................................... 164,480   1,159,584
#*  Radio One, Inc. Class D............................  16,485      90,668
#*  RadioShack Corp....................................  72,896     174,950
    Ralph Lauren Corp..................................  15,909   2,495,963
*   Reading International, Inc. Class A................   5,859      43,591
*   Red Lion Hotels Corp...............................  13,744      79,715
*   Red Robin Gourmet Burgers, Inc.....................  12,370     796,999
#   Regal Entertainment Group Class A.................. 106,541   2,077,550
#   Regis Corp.........................................  51,358     633,244
#   Rent-A-Center, Inc.................................  52,497   1,309,275
*   Rentrak Corp.......................................   4,450     254,006
    RG Barry Corp......................................   7,819     138,474

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CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
*   Rick's Cabaret International, Inc..................     7,842 $    88,536
    Rocky Brands, Inc..................................     5,087      78,950
    Ross Stores, Inc...................................    87,976   5,974,450
    Royal Caribbean Cruises, Ltd.......................   174,781   8,669,138
*   Ruby Tuesday, Inc..................................    54,383     304,545
    Ruth's Hospitality Group, Inc......................    29,946     391,993
#   Ryland Group, Inc. (The)...........................    39,522   1,764,262
    Saga Communications, Inc. Class A..................     1,544      76,181
    Salem Communications Corp. Class A.................    12,181     104,757
*   Sally Beauty Holdings, Inc.........................   107,775   3,058,654
#   Scholastic Corp....................................    19,372     639,082
*   Scientific Games Corp. Class A.....................    76,458   1,076,529
    Scripps Networks Interactive, Inc. Class A.........    33,828   2,453,207
#*  Sears Holdings Corp................................    74,551   2,711,420
*   Select Comfort Corp................................    26,630     435,933
    Service Corp. International/US.....................   219,107   3,878,194
*   Shiloh Industries, Inc.............................    17,372     261,970
    Shoe Carnival, Inc.................................    19,687     486,269
#*  Shutterfly, Inc....................................    30,034   1,422,410
    Signet Jewelers, Ltd...............................    66,470   5,287,688
#   Sinclair Broadcast Group, Inc. Class A.............    60,866   1,912,410
#*  Sirius XM Holdings, Inc............................ 1,257,082   4,500,354
    Six Flags Entertainment Corp.......................    63,935   2,294,627
*   Skechers U.S.A., Inc. Class A......................    36,498   1,054,427
*   Skullcandy, Inc....................................    18,541     135,349
*   Skyline Corp.......................................     4,311      28,022
#*  Smith & Wesson Holding Corp........................     8,213     107,508
#   Sonic Automotive, Inc. Class A.....................    48,920   1,097,276
*   Sonic Corp.........................................    39,230     697,902
#   Sotheby's..........................................    54,981   2,634,690
*   Spanish Broadcasting System, Inc. Class A..........     1,868       7,808
    Spartan Motors, Inc................................    27,734     159,471
*   Spectrum Group International, Inc..................       385         953
    Speedway Motorsports, Inc..........................    32,195     616,856
*   Sport Chalet, Inc. Class A.........................     2,817       3,155
*   Sport Chalet, Inc. Class B.........................       238         313
*   Spy, Inc...........................................       335         503
#   Stage Stores, Inc..................................    30,335     594,566
#   Standard Motor Products, Inc.......................    24,323     795,605
#*  Standard Pacific Corp..............................   175,204   1,541,795
*   Stanley Furniture Co., Inc.........................     8,749      33,246
#   Staples, Inc.......................................   498,964   6,566,366
    Starbucks Corp.....................................   189,984  13,511,662
    Starwood Hotels & Resorts Worldwide, Inc...........    60,016   4,483,795
*   Starz..............................................   100,881   2,822,650
*   Starz Class B......................................     2,392      66,904
    Stein Mart, Inc....................................    36,882     456,599
*   Steiner Leisure, Ltd...............................    13,905     681,484
*   Steven Madden, Ltd.................................    55,209   1,799,261
*   Stoneridge, Inc....................................    29,966     341,013
    Strattec Security Corp.............................     2,038     111,581
*   Strayer Education, Inc.............................     3,851     134,631
#   Sturm Ruger & Co., Inc.............................     9,700     738,849

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Superior Industries International, Inc.............  21,344 $   388,674
#   Superior Uniform Group, Inc........................   5,000      78,000
*   Systemax, Inc......................................  27,440     310,346
#*  Tandy Leather Factory, Inc.........................   1,146       9,752
    Target Corp........................................ 133,365   7,553,794
#*  Tempur Sealy International, Inc....................  27,310   1,346,110
*   Tenneco, Inc.......................................  27,150   1,543,206
#*  Tesla Motors, Inc..................................  77,284  14,020,090
    Texas Roadhouse, Inc...............................  57,504   1,394,472
#   Thor Industries, Inc...............................  43,699   2,244,818
    Tiffany & Co.......................................  45,458   3,781,651
    Time Warner Cable, Inc.............................  96,502  12,860,822
    Time Warner, Inc................................... 318,327  20,000,485
    TJX Cos., Inc...................................... 179,830  10,315,049
*   Toll Brothers, Inc................................. 132,025   4,851,919
*   Tower International, Inc...........................  10,306     229,102
    Town Sports International Holdings, Inc............  17,552     191,492
    Tractor Supply Co..................................  70,004   4,655,966
*   Trans World Entertainment Corp.....................     200         792
#*  Trinity Place Holdings, Inc........................     892       5,530
#*  TripAdvisor, Inc...................................  42,435   3,275,558
*   TRW Automotive Holdings Corp....................... 116,422   8,632,691
#*  Tuesday Morning Corp...............................  27,700     363,978
#   Tupperware Brands Corp.............................  32,867   2,575,458
    Twenty-First Century Fox, Inc. Class A............. 450,943  14,349,006
    Twenty-First Century Fox, Inc. Class B............. 229,192   7,159,958
*   Ulta Salon Cosmetics & Fragrance, Inc..............  21,433   1,837,022
#*  Under Armour, Inc. Class A.........................  30,080   3,251,949
*   Unifi, Inc.........................................  15,429     357,799
*   Universal Electronics, Inc.........................  15,486     553,470
#   Universal Technical Institute, Inc.................  16,908     199,007
#*  UQM Technologies, Inc..............................  12,948      22,659
*   Urban Outfitters, Inc..............................  77,100   2,761,722
#*  US Auto Parts Network, Inc.........................  14,602      36,505
    Vail Resorts, Inc..................................  34,963   2,382,728
#   Valassis Communications, Inc.......................  33,693   1,145,562
#   Value Line, Inc....................................   2,920      36,442
#*  Valuevision Media, Inc. Class A....................  36,640     226,069
    VF Corp............................................ 106,008   6,196,168
    Viacom, Inc. Class A...............................   7,238     596,266
    Viacom, Inc. Class B............................... 104,556   8,584,048
*   Visteon Corp.......................................  47,524   3,849,919
*   Vitacost.com, Inc..................................   1,340       7,397
*   Vitamin Shoppe, Inc................................  24,161   1,082,896
*   VOXX International Corp............................  20,275     270,266
    Walt Disney Co. (The).............................. 447,208  32,471,773
#   Weight Watchers International, Inc.................  38,632   1,044,223
*   Wells-Gardner Electronics Corp.....................   2,858       4,830
#   Wendy's Co. (The).................................. 527,208   4,781,777
*   West Marine, Inc...................................  17,350     227,112
#*  Wet Seal, Inc. (The) Class A.......................  78,804     188,342
    Weyco Group, Inc...................................   6,018     158,996
    Whirlpool Corp.....................................  58,066   7,740,198

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CONTINUED

                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#   Williams-Sonoma, Inc...............................  78,626 $    4,286,690
    Winmark Corp.......................................   2,250        181,463
*   Winnebago Industries, Inc..........................  22,227        532,559
#   Wolverine World Wide, Inc..........................  82,445      2,300,216
    World Wrestling Entertainment, Inc. Class A........  25,048        605,911
    Wyndham Worldwide Corp.............................  84,920      6,024,225
    Wynn Resorts, Ltd..................................  31,740      6,900,911
    Yum! Brands, Inc................................... 112,583      7,559,948
*   Zagg, Inc..........................................  15,716         66,322
*   Zale Corp..........................................  30,200        456,624
#*  Zumiez, Inc........................................  23,135        497,865
                                                                --------------
Total Consumer Discretionary...........................          1,149,904,611
                                                                --------------
Consumer Staples -- (6.1%)
    Alico, Inc.........................................   5,837        213,167
*   Alliance One International, Inc....................  82,516        212,066
    Altria Group, Inc.................................. 506,068     17,823,715
    Andersons, Inc. (The)..............................  20,174      1,669,197
#*  Annie's, Inc.......................................   9,443        378,853
    Archer-Daniels-Midland Co.......................... 226,909      8,958,367
    Arden Group, Inc. Class A..........................     827        104,367
    Avon Products, Inc................................. 123,718      1,842,161
#   B&G Foods, Inc.....................................  42,659      1,397,935
    Beam, Inc.......................................... 123,368     10,276,554
*   Boston Beer Co., Inc. (The) Class A................   3,493        727,627
*   Boulder Brands, Inc................................  48,729        698,774
*   Bridgford Foods Corp...............................   2,501         24,935
#   Brown-Forman Corp. Class A.........................  20,568      1,584,147
    Brown-Forman Corp. Class B.........................  47,020      3,620,540
    Bunge, Ltd......................................... 108,127      8,191,702
#   Cal-Maine Foods, Inc...............................  21,474      1,081,860
#   Calavo Growers, Inc................................  10,601        322,058
#   Campbell Soup Co...................................  92,581      3,815,263
    Casey's General Stores, Inc........................  32,899      2,259,174
    CCA Industries, Inc................................   3,400         10,302
*   Central Garden and Pet Co..........................  11,250         72,675
*   Central Garden and Pet Co. Class A.................  30,622        191,081
#*  Chefs' Warehouse, Inc. (The).......................   6,220        146,854
*   Chiquita Brands International, Inc.................  39,234        415,096
    Church & Dwight Co., Inc...........................  47,202      3,048,305
#   Clorox Co. (The)...................................  45,491      4,015,491
    Coca-Cola Bottling Co. Consolidated................   6,560        447,917
    Coca-Cola Co. (The)................................ 958,015     36,232,127
    Coca-Cola Enterprises, Inc......................... 158,730      6,871,422
#   Coffee Holding Co., Inc............................     300          1,527
    Colgate-Palmolive Co............................... 234,341     14,348,699
    ConAgra Foods, Inc................................. 230,572      7,329,884
*   Constellation Brands, Inc. Class A................. 132,407     10,151,645
*   Constellation Brands, Inc. Class B.................   3,160        242,593
    Costco Wholesale Corp.............................. 109,273     12,277,914
#*  Craft Brew Alliance, Inc...........................  13,301        201,111
*   Crimson Wine Group, Ltd............................  15,327        125,835
    CVS Caremark Corp.................................. 420,555     28,479,985

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Darling International, Inc......................... 131,122 $ 2,564,746
*   Dean Foods Co......................................  86,737   1,370,445
#*  Diamond Foods, Inc.................................  12,571     331,372
    Dr Pepper Snapple Group, Inc....................... 100,127   4,794,081
#*  Elizabeth Arden, Inc...............................  22,020     597,182
    Energizer Holdings, Inc............................  47,755   4,512,848
    Estee Lauder Cos., Inc. (The) Class A..............  60,461   4,156,089
*   Farmer Bros Co.....................................  14,048     303,858
    Flowers Foods, Inc................................. 166,319   3,484,383
    Fresh Del Monte Produce, Inc.......................  56,917   1,506,024
#*  Fresh Market, Inc. (The)...........................  19,067     666,582
    General Mills, Inc................................. 151,420   7,271,188
    Golden Enterprises, Inc............................   3,860      15,903
#   Green Mountain Coffee Roasters, Inc................  45,650   3,697,650
#   Griffin Land & Nurseries, Inc......................   2,756      84,334
*   Hain Celestial Group, Inc. (The)...................  36,126   3,319,618
#*  Harbinger Group, Inc...............................   3,819      45,370
#   Herbalife, Ltd.....................................  37,016   2,382,720
    Hershey Co. (The)..................................  37,869   3,764,179
    Hillshire Brands Co................................  61,260   2,182,081
    Hormel Foods Corp..................................  73,536   3,341,476
#*  IGI Laboratories, Inc..............................     921       3,260
    Ingles Markets, Inc. Class A.......................  12,818     348,393
    Ingredion, Inc.....................................  79,007   4,922,136
    Inter Parfums, Inc.................................  29,298     953,357
*   Inventure Foods, Inc...............................   1,478      18,519
    J&J Snack Foods Corp...............................  14,785   1,302,559
    JM Smucker Co. (The)...............................  79,826   7,694,428
    John B Sanfilippo & Son, Inc.......................   5,956     137,881
    Kellogg Co.........................................  52,533   3,045,863
    Kimberly-Clark Corp................................  96,707  10,576,845
    Kraft Foods Group, Inc............................. 160,569   8,405,787
    Kroger Co. (The)................................... 125,726   4,538,709
    Lancaster Colony Corp..............................  22,155   1,925,713
#   Lifeway Foods, Inc.................................   3,699      51,934
#   Limoneira Co.......................................     244       5,068
    Lorillard, Inc.....................................  94,950   4,673,439
*   Mannatech, Inc.....................................     740      11,337
    McCormick & Co., Inc.(579780107)...................   3,498     226,321
    McCormick & Co., Inc.(579780206)...................  36,702   2,355,534
    Mead Johnson Nutrition Co..........................  65,216   5,014,458
#*  Medifast, Inc......................................  11,518     305,573
    MGP Ingredients, Inc...............................  10,602      58,417
#   Molson Coors Brewing Co. Class A...................   1,162      61,609
    Molson Coors Brewing Co. Class B................... 116,616   6,138,666
    Mondelez International, Inc. Class A............... 602,947  19,746,514
*   Monster Beverage Corp..............................  68,582   4,656,718
*   National Beverage Corp.............................  20,329     421,420
*   Natural Alternatives International, Inc............   2,740      14,440
    Nature's Sunshine Products, Inc....................     200       3,254
    Nu Skin Enterprises, Inc. Class A..................  29,862   2,542,749
*   Nutraceutical International Corp...................   9,876     247,295
    Oil-Dri Corp. of America...........................   4,211     144,648

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CONTINUED

                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   Omega Protein Corp.................................  17,258 $    174,824
#   Orchids Paper Products Co..........................   3,281      102,203
*   Pantry, Inc. (The).................................  18,888      275,954
    PepsiCo, Inc....................................... 387,380   31,129,857
    Philip Morris International, Inc................... 379,444   29,649,754
*   Pilgrim's Pride Corp............................... 135,481    2,266,597
*   Post Holdings, Inc.................................  32,510    1,740,260
#   Pricesmart, Inc....................................  15,032    1,366,409
*   Primo Water Corp...................................   5,500       15,620
    Procter & Gamble Co. (The)......................... 620,688   47,557,115
    Reliv International, Inc...........................   2,740        5,973
#*  Revlon, Inc. Class A...............................  31,659      743,353
    Reynolds American, Inc.............................  77,104    3,739,544
*   Rite Aid Corp...................................... 755,659    4,193,907
    Rocky Mountain Chocolate Factory, Inc..............   3,966       46,085
    Safeway, Inc....................................... 202,213    6,317,134
    Sanderson Farms, Inc...............................  26,263    1,952,654
    Seaboard Corp......................................     540    1,377,000
*   Seneca Foods Corp. Class A.........................   7,423      215,787
*   Seneca Foods Corp. Class B.........................   1,493       43,961
    Snyders-Lance, Inc.................................  69,639    1,860,058
    Spartan Stores, Inc................................  30,654      692,474
    Spectrum Brands Holdings, Inc......................  54,708    4,116,777
#*  Susser Holdings Corp...............................  20,501    1,250,151
#   Sysco Corp......................................... 146,876    5,152,410
#*  Tofutti Brands, Inc................................     456        1,938
#   Tootsie Roll Industries, Inc.......................  25,061      760,351
*   TreeHouse Foods, Inc...............................  38,795    2,554,263
#   Tyson Foods, Inc. Class A.......................... 210,250    7,863,350
*   United Natural Foods, Inc..........................  34,745    2,347,720
#   United-Guardian, Inc...............................   1,741       49,880
#   Universal Corp.....................................  19,514    1,001,458
#*  USANA Health Sciences, Inc.........................   9,599      574,692
#   Vector Group, Ltd..................................  58,663    1,047,721
    Village Super Market, Inc. Class A.................   4,375      127,050
    Wal-Mart Stores, Inc............................... 449,760   33,588,077
    Walgreen Co........................................ 278,962   15,998,471
    WD-40 Co...........................................  12,396      851,977
    Weis Markets, Inc..................................  23,496    1,156,473
*   WhiteWave Foods Co. Class A........................  76,022    1,840,493
    Whole Foods Market, Inc............................ 110,858    5,793,439
                                                                ------------
Total Consumer Staples.................................          552,301,112
                                                                ------------
Energy -- (9.1%)
*   Abraxas Petroleum Corp.............................   3,201       10,147
    Adams Resources & Energy, Inc......................   3,234      215,126
#   Alon USA Energy, Inc...............................  55,668      874,544
#*  Alpha Natural Resources, Inc....................... 222,776    1,265,368
    Anadarko Petroleum Corp............................ 178,288   14,386,059
    Apache Corp........................................ 148,142   11,889,877
#*  Approach Resources, Inc............................  32,109      645,070
#   Arch Coal, Inc..................................... 182,324      773,054
*   Atwood Oceanics, Inc...............................  66,417    3,148,166

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CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Baker Hughes, Inc..................................   160,344 $  9,081,884
*   Barnwell Industries, Inc...........................     4,663       14,455
#*  Basic Energy Services, Inc.........................    42,473      727,562
#*  Bill Barrett Corp..................................    39,573    1,108,440
*   BioFuel Energy Corp................................       530        1,002
    Bolt Technology Corp...............................     7,091      153,662
#*  Bonanza Creek Energy, Inc..........................    41,706    1,697,851
#*  BPZ Resources, Inc.................................    97,710      195,420
    Bristow Group, Inc.................................    33,119    2,377,613
*   C&J Energy Services, Inc...........................    50,373    1,177,721
    Cabot Oil & Gas Corp...............................   188,708    7,544,546
#*  Cal Dive International, Inc........................    72,892      119,543
*   Callon Petroleum Co................................    39,200      264,600
*   Cameron International Corp.........................    55,947    3,355,142
#   CARBO Ceramics, Inc................................    20,327    2,340,044
*   Carrizo Oil & Gas, Inc.............................    57,074    2,345,741
*   Cheniere Energy, Inc...............................   139,133    6,113,504
#   Chesapeake Energy Corp.............................   508,197   13,675,581
    Chevron Corp.......................................   731,435   81,650,089
    Cimarex Energy Co..................................    67,058    6,570,343
*   Clayton Williams Energy, Inc.......................    12,224      843,700
#*  Clean Energy Fuels Corp............................    54,100      645,413
*   Cloud Peak Energy, Inc.............................    55,029    1,030,693
*   Cobalt International Energy, Inc...................   123,680    2,024,642
#   Comstock Resources, Inc............................    44,876      769,623
*   Concho Resources, Inc..............................    81,273    7,947,687
    ConocoPhillips.....................................   431,970   28,056,451
    CONSOL Energy, Inc.................................   172,926    6,458,786
*   Contango Oil & Gas Co..............................    15,327      643,121
#*  Continental Resources, Inc.........................    14,629    1,612,116
    Core Laboratories NV...............................    15,818    2,830,157
#   Crosstex Energy, Inc...............................    37,902    1,421,325
*   Dawson Geophysical Co..............................     8,468      274,109
    Delek US Holdings, Inc.............................    64,970    1,968,591
*   Denbury Resources, Inc.............................   277,808    4,464,375
    Devon Energy Corp..................................   139,584    8,266,164
#   DHT Holdings, Inc..................................     4,917       40,369
#   Diamond Offshore Drilling, Inc.....................    74,831    3,632,297
*   Double Eagle Petroleum Co..........................     6,980       15,147
*   Dresser-Rand Group, Inc............................    60,567    3,452,319
*   Dril-Quip, Inc.....................................    32,784    3,296,759
*   Emerald Oil, Inc...................................    63,636      488,088
#*  Endeavour International Corp.......................    30,906      203,671
    Energen Corp.......................................    59,921    4,237,613
#   Energy XXI Bermuda, Ltd............................    75,768    1,738,876
*   ENGlobal Corp......................................    13,200       20,064
    EOG Resources, Inc.................................   110,038   18,182,679
*   EPL Oil & Gas, Inc.................................    41,087    1,104,008
    EQT Corp...........................................    54,509    5,058,980
*   Era Group, Inc.....................................    20,356      596,227
    Evolution Petroleum Corp...........................     8,344      109,807
*   Exterran Holdings, Inc.............................    59,646    2,072,102
    Exxon Mobil Corp................................... 1,576,429  145,283,697

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  FieldPoint Petroleum Corp..........................   4,233 $    18,795
*   FMC Technologies, Inc..............................  67,645   3,344,369
*   Forest Oil Corp....................................  21,506      65,593
#*  FX Energy, Inc.....................................  10,965      39,255
#*  Gastar Exploration, Ltd............................  50,343     300,044
#*  Geospace Technologies Corp.........................  10,281     817,545
#*  Gevo, Inc..........................................   4,451       6,165
#*  Global Geophysical Services, Inc...................  30,846      45,652
#*  Goodrich Petroleum Corp............................   6,972     120,058
#   Green Plains Renewable Energy, Inc.................  26,557     591,690
*   Gulf Coast Ultra Deep Royalty Trust................ 122,555     308,839
    Gulf Island Fabrication, Inc.......................  12,790     259,125
    Gulfmark Offshore, Inc. Class A....................  29,608   1,260,116
*   Gulfport Energy Corp...............................  57,990   3,534,490
#*  Halcon Resources Corp..............................  63,794     214,986
    Halliburton Co..................................... 217,296  10,649,677
#*  Harvest Natural Resources, Inc.....................  33,762     148,215
*   Helix Energy Solutions Group, Inc.................. 103,822   2,116,931
    Helmerich & Payne, Inc.............................  82,768   7,286,895
*   Hercules Offshore, Inc............................. 135,628     675,427
    Hess Corp.......................................... 113,175   8,543,581
*   HKN, Inc...........................................     239      17,686
    HollyFrontier Corp................................. 155,646   7,206,410
*   Hornbeck Offshore Services, Inc....................  31,447   1,343,101
#*  Houston American Energy Corp.......................   5,544       2,057
#*  ION Geophysical Corp............................... 140,575     425,942
#*  James River Coal Co................................  28,866      31,753
#*  Key Energy Services, Inc........................... 152,268   1,110,034
    Kinder Morgan, Inc................................. 222,564   7,569,402
    Knightsbridge Tankers, Ltd.........................  31,335     295,176
#*  Kodiak Oil & Gas Corp.............................. 271,273   2,878,207
*   Kosmos Energy, Ltd................................. 149,173   1,542,449
#*  Laredo Petroleum, Inc.............................. 114,996   2,845,001
    LinnCo LLC.........................................  72,347   2,328,850
#*  Lucas Energy, Inc..................................  11,754      12,929
#*  Magnum Hunter Resources Corp....................... 125,633   1,049,036
    Marathon Oil Corp.................................. 253,862   8,324,135
    Marathon Petroleum Corp............................ 108,539   9,448,320
#*  Matador Resources Co...............................  67,995   1,321,823
*   Matrix Service Co..................................  28,141     739,545
#*  McDermott International, Inc....................... 205,264   1,711,902
*   Mexco Energy Corp..................................     684       5,096
#*  Miller Energy Resources, Inc.......................   1,630      12,861
*   Mitcham Industries, Inc............................  11,460     173,046
    Murphy Oil Corp.................................... 132,669   7,510,392
    Nabors Industries, Ltd............................. 350,903   5,993,423
    National Oilwell Varco, Inc........................ 154,909  11,619,724
*   Natural Gas Services Group, Inc....................  11,371     328,622
*   Newfield Exploration Co............................ 175,506   4,347,284
*   Newpark Resources, Inc.............................  96,648   1,097,921
    Noble Corp. P.L.C.................................. 205,127   6,365,091
    Noble Energy, Inc.................................. 131,932   8,223,322
#   Nordic American Tankers, Ltd.......................  29,510     322,839

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Northern Oil and Gas, Inc..........................  62,249 $   905,100
#*  Nuverra Environmental Solutions, Inc...............  16,662     240,933
*   Oasis Petroleum, Inc...............................  75,462   3,155,066
    Occidental Petroleum Corp.......................... 304,289  26,646,588
    Oceaneering International, Inc.....................  51,872   3,535,077
*   Oil States International, Inc......................  56,622   5,319,637
    ONEOK, Inc.........................................  66,239   4,536,709
#*  Overseas Shipholding Group, Inc....................  19,258     170,626
    Panhandle Oil and Gas, Inc. Class A................   5,393     208,493
*   Parker Drilling Co................................. 129,468     963,242
#   Patterson-UTI Energy, Inc.......................... 185,277   4,759,766
*   PDC Energy, Inc....................................  36,641   1,826,920
    Peabody Energy Corp................................ 236,569   4,033,501
*   Penn Virginia Corp.................................  90,762   1,088,236
#*  PetroQuest Energy, Inc.............................  46,451     179,301
*   PHI, Inc. Non-Voting...............................  10,430     384,137
#*  PHI, Inc. Voting...................................   2,247      79,768
    Phillips 66........................................ 184,803  13,507,251
*   Pioneer Energy Services Corp.......................  54,296     455,000
    Pioneer Natural Resources Co.......................  72,692  12,308,209
*   PostRock Energy Corp...............................   1,437       1,768
*   Pyramid Oil Co.....................................   2,104      11,846
    QEP Resources, Inc................................. 134,969   4,169,192
    Range Resources Corp...............................  58,556   5,046,942
*   Renewable Energy Group, Inc........................  10,193     102,032
#*  Rentech, Inc....................................... 153,569     274,888
*   REX American Resources Corp........................   7,500     307,200
*   Rex Energy Corp....................................  63,446   1,195,323
*   RigNet, Inc........................................   5,434     253,496
*   Rosetta Resources, Inc.............................  65,790   2,803,312
*   Rowan Cos. P.L.C. Class A.......................... 148,342   4,653,489
*   Royale Energy, Inc.................................     400       1,036
#   RPC, Inc........................................... 119,307   2,031,798
#*  Sanchez Energy Corp................................   2,262      62,182
#*  SandRidge Energy, Inc.............................. 645,221   3,968,109
    Schlumberger, Ltd.................................. 337,427  29,548,482
    Scorpio Tankers, Inc............................... 102,882   1,028,820
#*  SEACOR Holdings, Inc...............................  22,295   1,876,793
    SemGroup Corp. Class A.............................  40,763   2,517,523
    Ship Finance International, Ltd....................  74,592   1,277,015
    SM Energy Co.......................................  62,394   5,163,727
*   Southwestern Energy Co............................. 176,098   7,165,428
    Spectra Energy Corp................................ 171,692   6,172,327
*   Steel Excel, Inc...................................   6,102     180,009
*   Stone Energy Corp..................................  55,734   1,724,967
    Superior Energy Services, Inc...................... 170,693   4,035,183
#*  Swift Energy Co....................................  31,634     391,629
#*  Synergy Resources Corp.............................  59,565     514,642
#*  Synthesis Energy Systems, Inc......................  27,753      29,973
    Targa Resources Corp...............................  19,974   1,803,452
#   Teekay Corp........................................  67,941   3,680,364
*   Tesco Corp.........................................  39,383     831,769
    Tesoro Corp........................................ 102,623   5,287,137

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   TETRA Technologies, Inc............................  87,375 $    901,710
    TGC Industries, Inc................................  14,420       93,874
    Tidewater, Inc.....................................  54,990    2,851,231
#   Transocean, Ltd.................................... 112,505    4,869,216
#*  Triangle Petroleum Corp............................  66,637      507,108
#*  Ultra Petroleum Corp............................... 128,356    3,074,126
*   Unit Corp..........................................  49,827    2,489,855
#*  Uranium Energy Corp................................  21,851       37,802
#*  Uranium Resources, Inc.............................     685        2,226
#*  USEC, Inc..........................................   2,738       12,431
*   Vaalco Energy, Inc.................................  58,569      352,585
    Valero Energy Corp................................. 308,688   15,773,957
#   W&T Offshore, Inc..................................  82,979    1,188,259
*   Warren Resources, Inc..............................  60,337      203,336
*   Weatherford International, Ltd..................... 621,232    8,411,481
#   Western Refining, Inc..............................  76,248    2,982,059
*   Westmoreland Coal Co...............................   3,276       71,122
*   Whiting Petroleum Corp.............................  91,661    5,351,169
*   Willbros Group, Inc................................  52,689      439,953
    Williams Cos., Inc. (The).......................... 170,141    6,889,009
#   World Fuel Services Corp...........................  69,160    2,954,515
#*  WPX Energy, Inc.................................... 248,918    4,741,888
#*  Zion Oil & Gas, Inc................................  16,343       23,207
                                                                ------------
Total Energy...........................................          815,700,169
                                                                ------------
Financials -- (15.2%)
*   1st Constitution Bancorp...........................   1,373       14,362
    1st Source Corp....................................  23,760      700,207
    1st United Bancorp Inc/Boca Raton..................  22,508      163,408
#   Access National Corp...............................   4,884       80,195
    ACE, Ltd........................................... 121,601   11,407,390
*   Affiliated Managers Group, Inc.....................  21,536    4,290,833
    Aflac, Inc......................................... 169,582   10,646,358
    Alexander & Baldwin, Inc...........................  46,007    1,799,334
*   Alleghany Corp.....................................  12,172    4,532,001
    Alliance Bancorp, Inc. of Pennsylvania.............   1,546       23,731
    Allied World Assurance Co. Holdings AG.............  35,677    3,671,877
    Allstate Corp. (The)............................... 165,705    8,484,096
*   Altisource Asset Management Corp...................     909      916,272
*   Altisource Portfolio Solutions SA..................  11,017    1,440,363
    Ameriana Bancorp...................................     456        6,348
*   American Capital, Ltd.............................. 276,188    4,311,295
#   American Equity Investment Life Holding Co.........  72,919    1,600,572
    American Express Co................................ 248,443   21,122,624
    American Financial Group, Inc......................  92,794    5,096,246
*   American Independence Corp.........................     371        3,918
    American International Group, Inc.................. 496,240   23,799,670
    American National Bankshares, Inc..................   3,768       87,606
    American National Insurance Co.....................  19,731    2,052,024
*   American River Bankshares..........................   2,192       21,547
*   American Spectrum Realty, Inc......................     642          777
    Ameriprise Financial, Inc.......................... 129,219   13,650,695
*   Ameris Bancorp.....................................  21,091      431,733

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    AMERISAFE, Inc.....................................    18,475 $   764,311
    AmeriServ Financial, Inc...........................     8,436      27,501
#   Amtrust Financial Services, Inc....................    77,833   2,512,449
    Aon P.L.C..........................................    84,747   6,818,744
*   Arch Capital Group, Ltd............................   100,749   5,421,304
    Argo Group International Holdings, Ltd.............    26,125   1,175,364
#   Arrow Financial Corp...............................    10,415     259,646
    Arthur J Gallagher & Co............................    68,818   3,181,456
    Aspen Insurance Holdings, Ltd......................    66,780   2,597,742
    Associated Banc-Corp...............................   179,686   2,959,428
    Assurant, Inc......................................    82,901   5,417,580
    Assured Guaranty, Ltd..............................   181,465   3,837,985
*   Asta Funding, Inc..................................     9,299      76,252
    Astoria Financial Corp.............................   104,401   1,382,269
    Atlantic American Corp.............................     2,737      10,893
*   Atlantic Coast Financial Corp......................       945       3,837
*   Atlanticus Holdings Corp...........................    14,132      41,689
    Auburn National BanCorp., Inc......................       335       8,509
#*  AV Homes, Inc......................................     8,825     165,204
    Axis Capital Holdings, Ltd.........................   110,926   4,993,889
    Baldwin & Lyons, Inc. Class A......................       638      15,427
    Baldwin & Lyons, Inc. Class B......................     8,934     222,993
#   Banc of California, Inc............................     9,411     119,520
#   Bancfirst Corp.....................................    14,457     781,112
#*  Bancorp, Inc.......................................    38,456     732,587
#   BancorpSouth, Inc..................................   103,137   2,430,939
    Bank Mutual Corp...................................    38,610     264,092
    Bank of America Corp............................... 3,860,341  64,660,712
    Bank of Commerce Holdings..........................     6,357      39,986
    Bank of Hawaii Corp................................    40,636   2,307,312
    Bank of Kentucky Financial Corp....................     2,404      86,376
    Bank of New York Mellon Corp. (The)................   411,492  13,151,284
#   Bank of the Ozarks, Inc............................    27,880   1,767,592
    BankFinancial Corp.................................    14,549     132,250
    BankUnited, Inc....................................   105,382   3,277,380
    Banner Corp........................................    20,182     743,303
    Bar Harbor Bankshares..............................     2,309      87,950
    BB&T Corp..........................................   244,187   9,135,036
    BBCN Bancorp, Inc..................................    85,040   1,279,852
#*  BBX Capital Corp. Class A..........................     1,011      14,821
#   BCB Bancorp, Inc...................................     4,090      52,148
*   BCSB Bancorp, Inc..................................       711      18,074
*   Beneficial Mutual Bancorp, Inc.....................    63,935     759,548
    Berkshire Bancorp, Inc.............................     1,000       7,295
*   Berkshire Hathaway, Inc. Class B...................   406,267  45,339,397
    Berkshire Hills Bancorp, Inc.......................    23,502     574,859
    BGC Partners, Inc. Class A.........................   127,446     819,478
    BlackRock, Inc.....................................    45,438  13,652,756
#*  BofI Holding, Inc..................................    11,117     919,932
    BOK Financial Corp.................................    60,241   3,871,087
#   Boston Private Financial Holdings, Inc.............    86,910   1,068,124
#   Bridge Bancorp, Inc................................     2,089      51,389
*   Bridge Capital Holdings............................     4,396      96,932

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Brookline Bancorp, Inc.............................    74,651 $   664,394
    Brown & Brown, Inc.................................   145,544   4,583,181
*   Brunswick Bancorp..................................        40         203
    Bryn Mawr Bank Corp................................    11,404     317,829
    C&F Financial Corp.................................       721      25,444
    Calamos Asset Management, Inc. Class A.............    19,363     222,094
#   California First National Bancorp..................     2,970      43,956
*   Camco Financial Corp...............................       900       5,778
    Camden National Corp...............................     7,297     257,949
    Cape Bancorp, Inc..................................     4,558      46,355
*   Capital Bank Financial Corp. Class A...............     1,269      29,250
#*  Capital City Bank Group, Inc.......................    11,641     148,539
    Capital One Financial Corp.........................   209,306  14,779,097
o   Capital Properties, Inc., 5.000%...................       540         540
*   Capital Properties, Inc. Class A...................       600       4,875
    Capital Southwest Corp.............................     8,660     295,912
    CapitalSource, Inc.................................   222,501   3,054,939
    Capitol Federal Financial, Inc.....................   149,138   1,785,182
    Cardinal Financial Corp............................    30,164     514,296
*   Carolina Bank Holdings, Inc........................       900       9,072
#   Cash America International, Inc....................    26,330     967,101
    Cathay General Bancorp.............................    81,606   1,917,741
    CBOE Holdings, Inc.................................    45,212   2,351,928
*   CBRE Group, Inc. Class A...........................   109,638   2,909,793
    Center Bancorp, Inc................................    14,278     253,434
    Centerstate Banks, Inc.............................    22,455     247,005
    Central Pacific Financial Corp.....................    10,965     201,208
    Century Bancorp, Inc. Class A......................     1,596      54,120
    Charles Schwab Corp. (The).........................   271,621   6,741,633
    Charter Financial Corp.............................     1,777      19,103
    Chemical Financial Corp............................    30,172     871,367
    Chicopee Bancorp, Inc..............................     3,096      53,716
    Chubb Corp. (The)..................................    89,145   7,536,318
    Cincinnati Financial Corp..........................   119,926   5,810,415
    CIT Group, Inc.....................................   153,636   7,151,756
    Citigroup, Inc..................................... 1,034,416  49,062,351
    Citizens Community Bancorp, Inc....................     1,650      13,266
#   Citizens Holding Co................................       772      14,707
#*  Citizens, Inc......................................    39,312     273,218
#   City Holding Co....................................    14,805     660,599
    City National Corp.................................    54,479   3,941,556
#   CKX Lands, Inc.....................................       743      10,774
    Clifton Savings Bancorp, Inc.......................    17,642     223,348
    CME Group, Inc.....................................   113,532   8,487,652
    CNA Financial Corp.................................   132,635   5,209,903
    CNB Financial Corp.................................     8,185     131,451
    CNO Financial Group, Inc...........................   184,317   3,122,330
    CoBiz Financial, Inc...............................    38,778     409,496
    Codorus Valley Bancorp, Inc........................     1,678      35,272
#   Cohen & Steers, Inc................................    15,317     552,484
*   Colonial Financial Services, Inc...................     1,300      16,510
*   Colony Bankcorp, Inc...............................     1,337       8,410
    Columbia Banking System, Inc.......................    51,619   1,347,772

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Comerica, Inc...................................... 137,729 $ 6,307,988
    Commerce Bancshares, Inc...........................  99,530   4,326,569
    Commercial National Financial Corp.................     847      17,575
#   Community Bank System, Inc.........................  40,058   1,426,065
#*  Community Bankers Trust Corp.......................   5,562      22,137
    Community Trust Bancorp, Inc.......................  15,725     637,177
*   Community West Bancshares..........................   1,844      13,221
*   CommunityOne Bancorp...............................       1          12
#   Consolidated-Tomoka Land Co........................   4,572     160,706
#*  Consumer Portfolio Services, Inc...................  11,333      96,444
*   Cowen Group, Inc. Class A.......................... 121,371     495,194
    Crawford & Co. Class A.............................  18,114     132,232
#   Crawford & Co. Class B.............................  19,531     158,006
*   Credit Acceptance Corp.............................  18,727   2,606,424
#   Cullen/Frost Bankers, Inc..........................  63,237   4,680,803
#   CVB Financial Corp................................. 112,153   1,673,323
*   DFC Global Corp....................................  36,564     274,961
    Diamond Hill Investment Group, Inc.................   1,277     146,268
    Dime Community Bancshares, Inc.....................  37,730     616,508
    Discover Financial Services........................ 146,679   7,869,328
    Donegal Group, Inc. Class A........................  18,939     276,699
#   Donegal Group, Inc. Class B........................   2,147      52,698
#*  Doral Financial Corp...............................     199       2,486
*   E*TRADE Financial Corp............................. 354,058   7,088,241
    Eagle Bancorp Montana, Inc.........................     566       6,101
    East West Bancorp, Inc............................. 145,242   4,859,809
*   Eastern Virginia Bankshares, Inc...................     851       5,753
#   Eaton Vance Corp...................................  63,672   2,423,993
*   eHealth, Inc.......................................  14,039     750,104
    EMC Insurance Group, Inc...........................  10,245     281,533
    Employers Holdings, Inc............................  32,349     794,815
#*  Encore Capital Group, Inc..........................  28,928   1,376,684
    Endurance Specialty Holdings, Ltd..................  46,723   2,447,818
*   Enstar Group, Ltd..................................  14,043   1,740,770
    Enterprise Bancorp, Inc............................   3,680      76,102
    Enterprise Financial Services Corp.................  14,188     264,181
    Erie Indemnity Co. Class A.........................  35,688   2,504,227
#   ESB Financial Corp.................................   8,890     114,325
    ESSA Bancorp, Inc..................................   8,794      99,196
    Evans Bancorp, Inc.................................   1,219      28,037
    Evercore Partners, Inc. Class A....................  26,309   1,469,095
    Everest Re Group, Ltd..............................  39,678   5,743,787
*   Ezcorp, Inc. Class A...............................  46,143     506,650
#*  Farmers Capital Bank Corp..........................   1,933      39,742
    FBL Financial Group, Inc. Class A..................  22,739     878,408
    Federal Agricultural Mortgage Corp. Class A........     773      19,139
    Federal Agricultural Mortgage Corp. Class C........   9,100     278,824
#   Federated Investors, Inc. Class B..................  83,481   2,244,804
    Federated National Holding Co......................   9,362     123,859
    Fidelity National Financial, Inc. Class A.......... 204,074   6,436,494
    Fidelity Southern Corp.............................   6,371      89,709
    Fifth Third Bancorp................................ 621,471  13,063,320
    Financial Engines, Inc.............................   9,992     608,713

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Financial Institutions, Inc........................  11,282 $  235,568
*   First Acceptance Corp..............................   9,100     23,387
#   First American Financial Corp...................... 103,809  2,690,729
#*  First BanCorp......................................  21,527    105,267
    First Bancorp......................................  13,598    234,294
    First Bancorp of Indiana, Inc......................      96      1,297
    First Bancorp, Inc.................................   5,920    100,581
*   First Bancshares, Inc..............................     200      1,656
    First Bancshares, Inc. (The).......................     237      3,365
    First Busey Corp...................................  86,193    474,061
#   First Business Financial Services, Inc.............   1,081     44,591
*   First Cash Financial Services, Inc.................  23,719  1,165,552
    First Citizens BancShares, Inc. Class A............   5,907  1,306,865
    First Commonwealth Financial Corp..................  95,454    783,677
    First Community Bancshares, Inc....................  15,359    248,662
    First Defiance Financial Corp......................   7,949    204,448
*   First Federal Bancshares of Arkansas, Inc..........   2,243     18,594
    First Federal of Northern Michigan Bancorp, Inc....     200      1,015
    First Financial Bancorp............................  60,524  1,003,488
#   First Financial Bankshares, Inc....................  21,031  1,286,466
    First Financial Corp...............................  11,314    363,971
    First Financial Holdings, Inc......................  20,102  1,237,278
#   First Financial Northwest, Inc.....................  12,837    132,735
*   First Financial Service Corp.......................     917      4,296
    First Horizon National Corp........................ 252,079  2,964,449
    First Interstate Bancsystem, Inc...................  18,783    481,972
#*  First Marblehead Corp. (The).......................   5,889     35,098
    First Merchants Corp...............................  29,022    612,074
    First Midwest Bancorp, Inc.........................  75,629  1,207,795
    First Niagara Financial Group, Inc................. 386,338  3,337,960
*   First Place Financial Corp.........................   9,209         14
    First Republic Bank................................ 100,844  4,893,959
    First South Bancorp, Inc...........................   4,572     37,033
*   First United Corp..................................   1,938     15,349
    First West Virginia Bancorp........................     266      4,453
    Firstbank Corp.....................................   1,646     29,430
    FirstMerit Corp.................................... 186,361  3,792,446
*   Flagstar Bancorp, Inc..............................  51,712  1,079,229
    Flushing Financial Corp............................  30,258    621,499
#   FNB Corp........................................... 172,187  2,038,694
#*  Forest City Enterprises, Inc. Class A.............. 179,773  3,270,071
*   Forest City Enterprises, Inc. Class B..............   4,615     83,716
#*  Forestar Group, Inc................................  33,000    660,000
    Fox Chase Bancorp, Inc.............................  11,006    188,313
    Franklin Resources, Inc............................ 114,657  5,963,311
    Fulton Financial Corp.............................. 194,897  2,406,978
#   FXCM, Inc. Class A.................................  34,906    598,289
#   Gain Capital Holdings, Inc.........................  29,251    260,041
*   GAINSCO, Inc.......................................     513      4,104
    GAMCO Investors, Inc. Class A......................   5,224    422,047
*   Genworth Financial, Inc. Class A................... 483,810  7,136,197
    German American Bancorp, Inc.......................  10,089    271,999
    GFI Group, Inc..................................... 116,588    443,034

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Glacier Bancorp, Inc...............................  79,414 $ 2,098,912
*   Gleacher & Co., Inc................................     650       7,163
*   Global Indemnity P.L.C.............................  13,609     333,557
    Goldman Sachs Group, Inc. (The).................... 152,527  25,032,731
    Great Southern Bancorp, Inc........................  11,010     304,426
#*  Green Dot Corp. Class A............................  38,954     877,244
#   Greenhill & Co., Inc...............................  18,390     955,360
*   Greenlight Capital Re, Ltd. Class A................  30,800     989,604
    Guaranty Bancorp...................................   1,480      19,181
#*  Guaranty Federal Bancshares, Inc...................     909       9,726
*   Hallmark Financial Services, Inc...................  13,444     118,442
#   Hampden Bancorp, Inc...............................     818      13,121
    Hancock Holding Co.................................  88,104   3,048,398
    Hanmi Financial Corp...............................  33,952     732,345
    Hanover Insurance Group, Inc. (The)................  45,282   2,514,509
    Harleysville Savings Financial Corp................   1,916      33,961
*   Harris & Harris Group, Inc.........................  21,080      63,451
    Hartford Financial Services Group, Inc............. 361,344  12,014,688
    Hawthorn Bancshares, Inc...........................   1,228      15,448
    HCC Insurance Holdings, Inc........................ 104,750   4,494,822
#   HCI Group, Inc.....................................   8,790     373,839
    Heartland Financial USA, Inc.......................  15,126     381,024
    Heritage Commerce Corp.............................  19,954     159,832
#   Heritage Financial Corp............................  12,619     214,902
    Heritage Financial Group, Inc......................   4,012      79,397
    HF Financial Corp..................................   1,948      25,694
    HFF, Inc. Class A..................................  24,226     716,605
*   Hilltop Holdings, Inc..............................  82,528   1,963,341
#   Hingham Institution for Savings....................     458      35,990
*   HMN Financial, Inc.................................     989      10,988
*   Home Bancorp, Inc..................................   4,739      95,491
#   Home BancShares, Inc...............................  51,620   1,591,961
    Home Federal Bancorp, Inc .........................  11,618     168,461
    HopFed Bancorp, Inc................................   1,211      13,830
    Horace Mann Educators Corp.........................  32,617     910,014
    Horizon Bancorp....................................   1,500      33,390
*   Howard Hughes Corp. (The)..........................  40,962   5,110,829
    Hudson City Bancorp, Inc........................... 416,419   3,764,428
    Hudson Valley Holding Corp.........................  12,778     229,748
    Huntington Bancshares, Inc......................... 693,227   6,287,569
    Iberiabank Corp....................................  31,172   2,052,364
*   ICG Group, Inc.....................................  37,349     709,258
#   Independence Holding Co............................   8,496     109,004
#   Independent Bank Corp.(453836108)..................  23,331     843,649
*   Independent Bank Corp.(453838609)..................   3,800      50,350
    Infinity Property & Casualty Corp..................   7,832     552,939
    Interactive Brokers Group, Inc. Class A............  73,461   1,557,373
    IntercontinentalExchange Group, Inc................  56,722  11,842,986
*   InterGroup Corp. (The).............................     200       3,792
    International Bancshares Corp......................  67,093   1,570,647
*   Intervest Bancshares Corp. Class A.................  15,492     115,880
#*  INTL. FCStone, Inc.................................  16,685     294,323
    Invesco, Ltd....................................... 337,374  11,217,685

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   Investment Technology Group, Inc...................    26,174 $   431,871
    Investors Bancorp, Inc.............................   109,484   2,777,609
*   Investors Capital Holdings, Ltd....................     1,399      10,129
    Investors Title Co.................................     1,022      81,883
#   Janus Capital Group, Inc...........................   172,452   1,895,247
*   Jefferson Bancshares, Inc..........................     1,271       9,825
    JMP Group, Inc.....................................    15,902     118,311
    Jones Lang LaSalle, Inc............................    43,037   4,917,408
    JPMorgan Chase & Co................................ 1,360,498  75,317,169
*   KCG Holdings, Inc. Class A.........................     7,392      81,756
#*  Kearny Financial Corp..............................    44,060     503,606
    Kemper Corp........................................    56,241   2,066,857
    Kennedy-Wilson Holdings, Inc.......................    75,179   1,805,800
#   Kentucky First Federal Bancorp.....................       936       8,162
    KeyCorp............................................   752,159   9,597,549
#*  Ladenburg Thalmann Financial Services, Inc.........    23,786      57,086
    Lake Shore Bancorp, Inc............................       125       1,543
#   Lakeland Bancorp, Inc..............................    26,016     293,200
#   Lakeland Financial Corp............................    15,294     560,219
    Landmark Bancorp, Inc..............................     1,197      22,994
    Legg Mason, Inc....................................   131,430   5,566,060
    Leucadia National Corp.............................   284,343   7,771,094
    Life Partners Holdings, Inc........................     7,528      20,175
    Lincoln National Corp..............................   211,735  10,169,632
    LNB Bancorp, Inc...................................     6,277      62,833
    Loews Corp.........................................   112,962   5,036,976
#*  Louisiana Bancorp, Inc.............................     2,100      38,388
    LPL Financial Holdings, Inc........................    84,895   4,544,429
#   LSB Financial Corp.................................       259       7,524
#   M&T Bank Corp......................................    96,891  10,804,315
*   Macatawa Bank Corp.................................    19,394     102,788
*   Magyar Bancorp, Inc................................       211       1,677
    Maiden Holdings, Ltd...............................    79,127     868,814
    MainSource Financial Group, Inc....................    15,803     257,747
*   Malvern Bancorp, Inc...............................       134       1,386
    Manning & Napier, Inc..............................     2,618      43,852
*   Markel Corp........................................    10,422   5,618,917
    MarketAxess Holdings, Inc..........................    24,306   1,524,958
    Marlin Business Services Corp......................    11,172     283,434
    Marsh & McLennan Cos., Inc.........................   140,592   6,426,460
*   Maui Land & Pineapple Co., Inc.....................     2,542      14,998
    MB Financial, Inc..................................    55,073   1,547,551
#*  MBIA, Inc..........................................   191,659   2,096,749
#*  MBT Financial Corp.................................     3,911      21,159
    MCG Capital Corp...................................    58,376     260,941
    McGraw Hill Financial, Inc.........................    65,152   4,954,158
#   Meadowbrook Insurance Group, Inc...................    35,445     214,797
    Medallion Financial Corp...........................    22,015     293,460
#   Mercantile Bank Corp...............................     6,156     123,182
    Merchants Bancshares, Inc..........................     4,638     138,212
    Mercury General Corp...............................    55,623   2,549,202
*   Meridian Interstate Bancorp, Inc...................    16,677     392,577
    Meta Financial Group, Inc..........................     1,310      52,990

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    MetLife, Inc....................................... 318,115 $15,603,541
*   Metro Bancorp, Inc.................................  10,574     210,105
*   MGIC Investment Corp............................... 152,142   1,291,686
    MicroFinancial, Inc................................   7,011      53,915
    Mid Penn Bancorp, Inc..............................     497       7,207
    MidSouth Bancorp, Inc..............................   5,731      88,888
    MidWestOne Financial Group, Inc....................   3,102      76,247
    Montpelier Re Holdings, Ltd........................  46,585   1,298,324
    Moody's Corp.......................................  74,768   5,576,197
    Morgan Stanley..................................... 525,324  15,502,311
*   MSB Financial Corp.................................     339       2,858
#*  MSCI, Inc..........................................  92,812   3,964,929
    MutualFirst Financial, Inc.........................   2,798      52,574
    NASDAQ OMX Group, Inc. (The)....................... 136,287   5,199,349
    National Interstate Corp...........................  14,597     329,454
    National Penn Bancshares, Inc...................... 150,458   1,561,754
    National Security Group, Inc.......................     312       2,886
    National Western Life Insurance Co. Class A........   1,427     311,300
*   Naugatuck Valley Financial Corp....................     610       4,343
*   Navigators Group, Inc. (The).......................  14,054     838,040
    NBT Bancorp, Inc...................................  43,897   1,055,284
    Nelnet, Inc. Class A...............................  35,331   1,316,080
*   New Century Bancorp, Inc...........................     300       1,974
#   New Hampshire Thrift Bancshares, Inc...............   3,306      49,326
#   New York Community Bancorp, Inc.................... 328,457   5,317,719
*   NewBridge Bancorp..................................   8,957      62,609
*   NewStar Financial, Inc.............................  38,956     612,778
    Nicholas Financial, Inc............................   4,022      63,467
*   North Valley Bancorp...............................     252       5,889
    Northeast Bancorp..................................      59         558
    Northeast Community Bancorp, Inc...................   3,456      25,125
    Northern Trust Corp................................ 181,610  10,936,554
#   Northfield Bancorp, Inc............................  55,335     687,814
    Northrim BanCorp, Inc..............................   3,902      93,726
    Northwest Bancshares, Inc..........................  99,625   1,400,727
#   Norwood Financial Corp.............................     991      29,720
#   Ocean Shore Holding Co.............................   3,964      54,743
    OceanFirst Financial Corp..........................  16,231     288,263
#*  Ocwen Financial Corp............................... 106,268   4,690,670
    OFG Bancorp........................................  44,256     645,252
    Ohio Valley Banc Corp..............................   1,110      24,720
#   Old Line Bancshares, Inc...........................     600       9,642
#   Old National Bancorp............................... 102,201   1,430,814
    Old Republic International Corp.................... 253,456   3,958,983
*   Old Second Bancorp, Inc............................   4,388      20,448
*   OmniAmerican Bancorp, Inc..........................   9,890     221,734
    OneBeacon Insurance Group, Ltd. Class A............  23,836     335,134
    Oppenheimer Holdings, Inc. Class A.................   8,464     198,735
    Oritani Financial Corp.............................  48,584     764,712
    Pacific Continental Corp...........................  15,394     217,055
*   Pacific Mercantile Bancorp.........................   7,453      46,656
*   Pacific Premier Bancorp, Inc.......................   2,700      42,849
#   PacWest Bancorp....................................  36,840   1,477,652

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Park National Corp.................................    12,868 $ 1,007,564
    Park Sterling Corp.................................    20,322     137,174
    PartnerRe, Ltd.....................................    53,064   5,209,293
#*  Patriot National Bancorp, Inc......................       500         520
    Peapack Gladstone Financial Corp...................     6,688     123,728
    Penns Woods Bancorp, Inc...........................     3,034     137,137
#   People's United Financial, Inc.....................   334,855   4,758,290
    Peoples Bancorp of North Carolina, Inc.............     2,042      31,304
    Peoples Bancorp, Inc...............................     9,279     209,241
    Peoples Bancorp/Auburn.............................       470      11,050
#*  PHH Corp...........................................    46,987   1,140,374
*   Phoenix Cos., Inc. (The)...........................     4,663     219,627
*   PICO Holdings, Inc.................................    22,220     523,725
    Pinnacle Financial Partners, Inc...................    36,380   1,187,443
*   Piper Jaffray Cos..................................    12,428     488,172
    Platinum Underwriters Holdings, Ltd................    29,146   1,656,659
    PNC Financial Services Group, Inc. (The)...........   189,891  15,168,493
*   Popular, Inc.......................................   100,755   2,659,932
*   Porter Bancorp, Inc................................     3,389       3,321
#*  Portfolio Recovery Associates, Inc.................    40,407   2,029,240
*   Preferred Bank.....................................     1,261      27,149
    Premier Financial Bancorp, Inc.....................     2,911      41,860
    Primerica, Inc.....................................    60,533   2,550,255
    Primus Guaranty, Ltd...............................    16,378     132,662
    Principal Financial Group, Inc.....................   225,158   9,810,134
    PrivateBancorp, Inc................................    78,398   2,241,399
    ProAssurance Corp..................................    59,050   2,743,463
    Progressive Corp. (The)............................   458,857  10,663,837
    Prosperity Bancshares, Inc.........................    65,959   4,126,395
    Protective Life Corp...............................    83,805   4,107,283
    Provident Financial Holdings, Inc..................     6,264      94,273
    Provident Financial Services, Inc..................    49,741     861,514
*   Prudential Bancorp, Inc............................     2,842      29,898
    Prudential Financial, Inc..........................   158,984  13,416,660
*   PSB Holdings, Inc..................................     1,100       7,007
    Pulaski Financial Corp.............................     7,180      74,600
#   Pzena Investment Management, Inc. Class A..........     5,411      57,140
    QC Holdings, Inc...................................     8,157      20,229
    QCR Holdings, Inc..................................     1,185      20,477
    Radian Group, Inc..................................   100,718   1,498,684
    Raymond James Financial, Inc.......................   105,086   5,349,928
    Regions Financial Corp............................. 1,121,851  11,409,225
    Reinsurance Group of America, Inc..................    75,920   5,668,946
#   RenaissanceRe Holdings, Ltd........................    49,929   4,529,060
#   Renasant Corp......................................    26,531     763,827
    Republic Bancorp, Inc. Class A.....................    14,893     343,879
*   Republic First Bancorp, Inc........................    14,828      47,301
    Resource America, Inc. Class A.....................    13,106     115,071
*   Riverview Bancorp, Inc.............................     9,533      29,838
#   RLI Corp...........................................    39,986   1,665,817
    Rockville Financial, Inc...........................    25,474     338,295
*   Royal Bancshares of Pennsylvania, Inc. Class A.....     2,453       3,606
#   S&T Bancorp, Inc...................................    28,907     676,135

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                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Safeguard Scientifics, Inc.........................    20,000 $   366,600
    Safety Insurance Group, Inc........................    14,444     781,132
    Salisbury Bancorp, Inc.............................       543      14,590
    Sandy Spring Bancorp, Inc..........................    23,110     577,057
#   SB Financial Group, Inc............................     1,124       9,442
*   Seacoast Banking Corp. of Florida..................     6,735      75,095
*   Security National Financial Corp.
      Class A..........................................       900       4,049
    SEI Investments Co.................................   124,430   4,238,086
    Selective Insurance Group, Inc.....................    53,825   1,265,964
*   Shore Bancshares, Inc..............................     3,114      29,490
    SI Financial Group, Inc............................     5,983      70,779
*   Siebert Financial Corp.............................     3,562      10,472
    Sierra Bancorp.....................................     9,727     154,173
*   Signature Bank.....................................    43,030   5,252,242
    Simmons First National Corp. Class A...............    15,665     540,912
    Simplicity Bancorp, Inc............................     6,143     101,974
    SLM Corp...........................................   335,336   7,632,247
*   South Street Financial Corp........................       300       2,850
*   Southcoast Financial Corp..........................     2,666      16,129
o*  Southern Community Financial.......................     5,725       1,260
*   Southern First Bancshares, Inc.....................     1,052      13,981
    Southern Missouri Bancorp, Inc.....................       557      18,041
#   Southern National Bancorp of
      Virginia, Inc....................................       302       3,080
#   Southside Bancshares, Inc..........................    17,379     463,150
    Southwest Bancorp, Inc.............................    16,450     287,052
    Southwest Georgia Financial Corp...................       863       9,968
#*  St Joe Co. (The)...................................    66,355   1,192,399
    StanCorp Financial Group, Inc......................    47,956   3,081,173
    State Auto Financial Corp..........................    31,122     596,920
    State Street Corp..................................   151,491  10,142,322
    Sterling Bancorp...................................    76,328     961,733
#   Stewart Information Services Corp..................    21,400     695,714
*   Stifel Financial Corp..............................    72,485   3,272,698
*   Stratus Properties, Inc............................     2,912      50,581
*   Suffolk Bancorp....................................    11,604     223,725
    Summit State Bank..................................     1,967      21,145
#*  Sun Bancorp, Inc...................................    29,446      93,344
    SunTrust Banks, Inc................................   310,288  11,486,862
    Susquehanna Bancshares, Inc........................   209,098   2,264,531
*   Sussex Bancorp.....................................       448       3,774
*   SVB Financial Group................................    46,568   5,226,327
*   SWS Group, Inc.....................................    12,800      98,304
    SY Bancorp, Inc....................................    11,700     346,203
    Symetra Financial Corp.............................   108,354   2,074,979
    Synovus Financial Corp............................. 1,109,088   3,715,445
    T Rowe Price Group, Inc............................    66,781   5,238,302
*   Taylor Capital Group, Inc..........................    23,708     529,400
    TCF Financial Corp.................................   174,321   2,806,568
    TD Ameritrade Holding Corp.........................   165,550   5,173,437
    Teche Holding Co...................................       824      61,759
*   Tejon Ranch Co.....................................    15,148     516,850
    Territorial Bancorp, Inc...........................     9,185     208,040
#   Teton Advisors, Inc. Class A.......................        29       1,320

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#*  Texas Capital Bancshares, Inc......................    39,898 $ 2,372,734
    TF Financial Corp..................................     1,494      45,567
*   TFS Financial Corp.................................   214,918   2,467,259
    Timberland Bancorp, Inc............................     1,600      17,536
    Tompkins Financial Corp............................    12,472     584,937
    Torchmark Corp.....................................    68,891   5,177,159
    Tower Financial Corp...............................       578      13,505
#   Tower Group International, Ltd.....................    41,762     104,405
#   TowneBank..........................................    25,090     377,354
    Travelers Cos., Inc. (The).........................   149,660  12,164,365
*   Tree.com, Inc......................................     8,606     279,265
    Trico Bancshares...................................    13,744     340,301
#   TrustCo Bank Corp..................................    94,236     615,361
    Trustmark Corp.....................................    71,629   1,701,905
    U.S. Bancorp.......................................   640,200  25,435,146
#   UMB Financial Corp.................................    46,031   2,729,178
#   Umpqua Holdings Corp...............................   107,233   1,883,011
*   Unico American Corp................................       100       1,302
    Union Bankshares Inc/Morrisville...................       863      19,262
    Union First Market Bankshares Corp.................    37,125     856,474
    United Bancshares, Inc.............................     1,036      16,027
#   United Bankshares, Inc.............................    43,758   1,307,927
    United Community Bancorp...........................        99       1,086
*   United Community Banks, Inc........................    49,369     823,475
#*  United Community Financial Corp....................     6,897      24,346
    United Financial Bancorp, Inc......................    15,360     272,333
    United Fire Group, Inc.............................    21,736     545,574
*   United Security Bancshares.........................     4,538      22,644
    Unity Bancorp, Inc.................................     3,873      30,287
    Universal Insurance Holdings, Inc..................    39,406     439,377
    Univest Corp. of Pennsylvania......................    16,228     304,762
    Unum Group.........................................   205,939   6,631,236
    Validus Holdings, Ltd..............................    99,741   3,582,697
#   Valley National Bancorp............................   174,413   1,690,062
*   Vantagesouth Bancshares, Inc.......................     3,241      18,603
    ViewPoint Financial Group, Inc.....................    38,969     959,417
#*  Viewtran Group, Inc................................     7,800      18,096
*   Virginia Commerce Bancorp, Inc.....................    24,016     390,500
*   Virtus Investment Partners, Inc....................     3,707     675,638
#   VSB Bancorp, Inc...................................       169       1,852
    Waddell & Reed Financial, Inc. Class A.............    52,307   3,390,540
*   Walker & Dunlop, Inc...............................     9,634     135,261
    Washington Banking Co..............................    12,496     222,304
    Washington Federal, Inc............................   109,150   2,388,202
#   Washington Trust Bancorp, Inc......................    16,199     533,595
#*  Waterstone Financial, Inc..........................    13,137     138,725
#   Wayne Savings Bancshares, Inc......................       955      10,677
    Webster Financial Corp.............................    98,814   2,998,017
    Wells Fargo & Co................................... 1,811,112  82,115,818
    WesBanco, Inc......................................    25,679     733,392
    West Bancorporation, Inc...........................    12,598     186,324
#   Westamerica Bancorporation.........................    23,834   1,176,446
*   Western Alliance Bancorp...........................    79,374   1,779,565

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Financials -- (Continued)
    Westfield Financial, Inc...........................  20,512 $      153,020
    Westwood Holdings Group, Inc.......................   4,374        250,062
#   Willis Group Holdings P.L.C........................  56,420      2,429,445
    Wilshire Bancorp, Inc..............................  77,043        767,348
    Wintrust Financial Corp............................  42,718      1,872,330
#*  WisdomTree Investments, Inc........................  33,645        475,067
#*  World Acceptance Corp..............................   9,067        867,621
    WR Berkley Corp....................................  97,415      3,775,805
    WSFS Financial Corp................................   4,034        289,641
    WVS Financial Corp.................................     803         10,210
    XL Group P.L.C..................................... 224,961      6,465,379
*   Yadkin Financial Corp..............................   2,192         40,990
    Zions BanCorp...................................... 183,285      5,269,444
*   ZipRealty, Inc.....................................  11,687         48,852
                                                                --------------
Total Financials.......................................          1,373,633,653
                                                                --------------
Health Care -- (10.6%)
#*  Abaxis, Inc........................................   7,459        284,710
    Abbott Laboratories................................ 376,087     13,787,349
    AbbVie, Inc........................................ 401,651     19,773,279
#*  Acadia Healthcare Co., Inc.........................  26,155      1,334,951
#*  Accuray, Inc.......................................  47,447        505,311
*   Acorda Therapeutics, Inc...........................  31,281        918,097
*   Actavis P.L.C...................................... 100,849     19,058,444
#*  Adcare Health Systems, Inc.........................   2,984         12,145
*   Addus HomeCare Corp................................   9,732        230,064
    Aetna, Inc......................................... 134,335      9,179,111
#*  Affymax, Inc.......................................  23,828         21,207
*   Affymetrix, Inc....................................  89,923        844,377
    Agilent Technologies, Inc..........................  73,407      4,268,617
#*  Air Methods Corp...................................  37,341      1,920,448
#*  Akorn, Inc.........................................  42,814        971,878
#*  Albany Molecular Research, Inc.....................  23,579        252,295
*   Alere, Inc.........................................  88,578      3,357,106
*   Alexion Pharmaceuticals, Inc.......................  39,749      6,309,359
*   Align Technology, Inc..............................  53,254      3,164,353
*   Alkermes P.L.C..................................... 109,570      5,333,868
    Allergan, Inc......................................  75,027      8,598,094
*   Alliance HealthCare Services, Inc..................   5,721        164,193
*   Allied Healthcare Products, Inc....................   1,583          3,894
*   Allscripts Healthcare Solutions, Inc............... 203,156      3,364,263
*   Almost Family, Inc.................................   7,302        222,054
*   Alnylam Pharmaceuticals, Inc.......................  27,384      2,290,945
#*  Alphatec Holdings, Inc.............................  40,201         87,236
*   AMAG Pharmaceuticals, Inc..........................  14,999        322,029
#*  Amedisys, Inc......................................  32,387        488,720
#*  American Shared Hospital Services..................     797          2,303
    AmerisourceBergen Corp.............................  81,038      5,447,374
    Amgen, Inc......................................... 197,640     23,509,278
*   AMN Healthcare Services, Inc.......................  34,573        522,398
*   Amsurg Corp........................................  34,501      1,440,417
#*  Anacor Pharmaceuticals, Inc........................  17,718        337,351
    Analogic Corp......................................  12,091      1,156,504

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   AngioDynamics, Inc.................................    31,505 $   501,245
*   Anika Therapeutics, Inc............................    15,532     516,750
#*  Ariad Pharmaceuticals, Inc.........................    16,052     118,624
*   Arqule, Inc........................................    11,499      26,333
*   Arrhythmia Research Technology, Inc................     1,150       5,118
*   ArthroCare Corp....................................    23,431   1,063,299
#*  athenahealth, Inc..................................    12,686   1,869,916
*   AtriCure, Inc......................................     2,500      51,250
    Atrion Corp........................................     1,243     332,105
#*  Authentidate Holding Corp..........................       326         437
#*  Auxilium Pharmaceuticals, Inc......................    33,410     854,628
#*  AVEO Pharmaceuticals, Inc..........................     1,372       2,264
#*  Baxano Surgical, Inc...............................    17,578      22,500
    Baxter International, Inc..........................   126,793   8,659,962
    Becton Dickinson and Co............................    49,070   5,305,448
*   Bio-Rad Laboratories, Inc. Class A.................    22,788   2,896,811
#*  Bio-Rad Laboratories, Inc. Class B.................     1,562     198,374
#*  Bio-Reference Labs, Inc............................    19,000     510,910
#*  Bioanalytical Systems, Inc.........................       400       1,204
*   Biogen Idec, Inc...................................    57,883  18,096,541
*   BioMarin Pharmaceutical, Inc.......................    69,676   4,799,283
*   BioScrip, Inc......................................    62,273     529,943
#*  Biospecifics Technologies Corp.....................       900      20,421
*   Biota Pharmaceuticals, Inc.........................     1,866       9,349
*   BioTelemetry, Inc..................................    20,541     149,744
*   Boston Scientific Corp............................. 1,003,610  13,578,843
#*  Bovie Medical Corp.................................     7,222      19,499
    Bristol-Myers Squibb Co............................   408,302  20,402,851
#*  Brookdale Senior Living, Inc.......................    94,587   2,597,359
*   Bruker Corp........................................   138,122   2,810,783
*   Cambrex Corp.......................................    33,102     621,325
    Cantel Medical Corp................................    32,964   1,044,959
#*  Capital Senior Living Corp.........................    21,903     492,160
#*  Cardica, Inc.......................................     1,700       2,040
    Cardinal Health, Inc...............................    91,267   6,207,981
*   CareFusion Corp....................................   163,668   6,672,744
*   Celgene Corp.......................................   104,058  15,809,532
#*  Celldex Therapeutics, Inc..........................    36,352     937,155
*   Celsion Corp.......................................       666       2,471
*   Centene Corp.......................................    37,229   2,256,077
#*  Cepheid, Inc.......................................    24,248   1,281,749
*   Cerner Corp........................................    81,908   4,659,746
*   Charles River Laboratories International, Inc......    51,769   2,926,502
#   Chemed Corp........................................    13,600   1,073,312
*   Chindex International, Inc.........................     8,632     142,083
    Cigna Corp.........................................   155,296  13,403,598
#*  Codexis, Inc.......................................     5,607      10,541
#*  Columbia Laboratories, Inc.........................       386       2,602
*   Community Health Systems, Inc......................   105,531   4,370,039
#   Computer Programs & Systems, Inc...................     7,475     499,479
    CONMED Corp........................................    22,248     933,304
    Cooper Cos., Inc. (The)............................    37,384   4,646,084
*   Cornerstone Therapeutics, Inc......................     1,213      11,499

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Corvel Corp........................................  14,276 $   676,111
*   Covance, Inc.......................................  44,348   4,193,547
    Covidien P.L.C..................................... 115,859   7,906,218
    CR Bard, Inc.......................................  25,857   3,350,809
*   Cross Country Healthcare, Inc......................  28,018     302,594
    CryoLife, Inc......................................  26,075     281,349
*   Cubist Pharmaceuticals, Inc........................  63,461   4,638,364
#*  Cumberland Pharmaceuticals, Inc....................  14,360      67,492
*   Cutera, Inc........................................  12,003     114,028
*   Cyberonics, Inc....................................  14,064     939,475
*   Cynosure, Inc. Class A.............................  19,235     516,075
#*  Cytokinetics, Inc..................................   2,470      19,143
*   DaVita HealthCare Partners, Inc....................  83,204   5,402,436
    Daxor Corp.........................................   2,013      14,262
    DENTSPLY International, Inc........................  66,164   3,052,807
*   Depomed, Inc.......................................  18,914     226,968
    Digirad Corp.......................................   9,575      33,512
*   Durect Corp........................................  18,393      38,441
#*  Dyax Corp..........................................  24,678     207,789
#*  Edwards Lifesciences Corp..........................  31,200   2,031,744
    Eli Lilly & Co..................................... 241,498  13,043,307
*   Emergent Biosolutions, Inc.........................  33,103     792,155
*   Emeritus Corp......................................  26,182     577,313
#*  Endo Health Solutions, Inc.........................  89,837   5,918,462
#*  Endocyte, Inc......................................  13,573     161,112
    Ensign Group, Inc. (The)...........................  17,002     712,724
*   EnteroMedics, Inc..................................     100         208
#*  Enzo Biochem, Inc..................................  23,675      66,527
    Enzon Pharmaceuticals, Inc.........................  38,733      34,860
#*  Exact Sciences Corp................................   1,550      20,150
*   Exactech, Inc......................................  11,305     251,875
#*  ExamWorks Group, Inc...............................  26,888     827,882
*   Express Scripts Holding Co......................... 280,660  20,962,495
*   Five Star Quality Care, Inc........................  46,677     253,456
*   Forest Laboratories, Inc........................... 203,080  13,464,204
#*  Furiex Pharmaceuticals, Inc........................   6,234     289,008
*   Gentiva Health Services, Inc.......................  27,565     313,138
#*  Geron Corp.........................................  21,919     110,033
*   Gilead Sciences, Inc............................... 387,160  31,224,454
*   Globus Medical, Inc. Class A.......................   2,186      51,152
*   Greatbatch, Inc....................................  19,695     837,234
#*  GTx, Inc...........................................   8,205      14,851
#*  Haemonetics Corp...................................  39,016   1,478,316
*   Hanger, Inc........................................  37,035   1,252,153
#*  Harvard Apparatus Regenerative Technology, Inc.....   6,528      26,700
*   Harvard Bioscience, Inc............................  26,114     115,424
*   HCA Holdings, Inc..................................  80,241   4,033,715
*   Health Net, Inc....................................  79,794   2,624,425
    HealthSouth Corp...................................  52,066   1,620,294
*   HealthStream, Inc..................................  10,500     304,710
#*  Healthways, Inc....................................  37,705     577,264
*   Henry Schein, Inc..................................  38,271   4,396,955
*   Hi-Tech Pharmacal Co., Inc.........................  11,869     513,453

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#   Hill-Rom Holdings, Inc.............................  47,312 $ 1,716,006
#*  HMS Holdings Corp..................................  55,059   1,268,009
#*  Hologic, Inc....................................... 171,180   3,656,405
#*  Horizon Pharma, Inc................................  25,543     251,854
*   Hospira, Inc....................................... 124,280   5,469,563
    Humana, Inc........................................ 121,062  11,779,333
*   ICU Medical, Inc...................................  14,367     926,815
#*  Idera Pharmaceuticals, Inc.........................  12,837      59,564
#*  IDEXX Laboratories, Inc............................  20,614   2,355,356
#*  Illumina, Inc......................................  37,922   5,764,144
#*  Immunomedics, Inc..................................  20,669     100,245
*   Impax Laboratories, Inc............................  76,063   1,760,098
#*  Incyte Corp., Ltd.................................. 102,337   6,705,120
#*  Infinity Pharmaceuticals, Inc......................  11,703     150,384
#*  Insys Therapeutics, Inc............................   3,307     194,551
*   Integra LifeSciences Holdings Corp.................  21,889   1,016,963
*   Intuitive Surgical, Inc............................   8,330   3,395,141
    Invacare Corp......................................  32,126     648,303
#*  IPC The Hospitalist Co., Inc.......................  13,189     704,029
*   Iridex Corp........................................   2,696      22,835
#*  Isis Pharmaceuticals, Inc..........................  49,163   2,510,263
*   Jazz Pharmaceuticals P.L.C.........................  46,274   7,017,915
    Johnson & Johnson.................................. 789,048  69,807,077
    Kewaunee Scientific Corp...........................   1,352      22,443
    Kindred Healthcare, Inc............................  52,462     993,630
*   Laboratory Corp. of America Holdings...............  41,562   3,733,514
    Landauer, Inc......................................   4,482     206,934
*   Lannett Co., Inc...................................  21,767     768,810
#*  LCA-Vision, Inc....................................   8,304      35,043
    LeMaitre Vascular, Inc.............................   8,529      67,976
*   LHC Group, Inc.....................................  16,956     388,971
*   Life Technologies Corp............................. 108,312   8,239,294
*   LifePoint Hospitals, Inc...........................  42,949   2,276,726
#*  Ligand Pharmaceuticals, Inc. Class B...............   5,831     361,172
#*  Luminex Corp.......................................  32,972     602,398
*   Magellan Health Services, Inc......................  29,077   1,739,677
#*  Mallinckrodt P.L.C.................................  26,456   1,529,950
#*  Masimo Corp........................................  45,571   1,332,952
#*  Mast Therapeutics, Inc.............................   9,644       8,400
o*  Maxygen, Inc.......................................  18,827         565
    McKesson Corp......................................  58,055  10,125,373
*   MedAssets, Inc.....................................  67,629   1,490,543
o*  MedCath Corp.......................................  11,283      22,566
*   Medical Action Industries, Inc.....................  18,216     135,163
*   Medicines Co. (The)................................  44,085   1,532,395
#*  MediciNova, Inc....................................   1,657       3,828
*   Medidata Solutions, Inc............................  18,834   1,188,425
#*  Medivation, Inc....................................  41,241   3,282,784
*   MEDNAX, Inc........................................ 100,710   5,603,504
    Medtronic, Inc..................................... 255,826  14,469,519
    Merck & Co., Inc................................... 801,185  42,438,769
#   Meridian Bioscience, Inc...........................  13,751     313,248
*   Merit Medical Systems, Inc.........................  42,639     612,722

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Mettler-Toledo International, Inc..................     9,199 $ 2,265,714
*   Misonix, Inc.......................................     2,220      11,389
*   Molina Healthcare, Inc.............................    45,300   1,630,800
*   Momenta Pharmaceuticals, Inc.......................    46,247     827,821
#*  MWI Veterinary Supply, Inc.........................     9,388   1,748,609
*   Mylan, Inc.........................................   181,213   8,228,882
#*  Myriad Genetics, Inc...............................    60,906   1,682,833
*   Nanosphere, Inc....................................    11,930      25,172
#   National Healthcare Corp...........................    11,008     572,416
*   National Research Corp. Class A....................    11,661     174,915
#   National Research Corp. Class B....................     1,943      77,059
*   Natus Medical, Inc.................................    32,808     849,399
*   Neogen Corp........................................    13,046     548,193
*   NPS Pharmaceuticals, Inc...........................    14,790     529,186
*   NuVasive, Inc......................................    44,228   1,655,896
    Omnicare, Inc......................................    95,436   5,960,933
*   Omnicell, Inc......................................    37,789     975,712
#*  OncoGenex Pharmaceutical, Inc......................     1,100      11,880
#*  Opko Health, Inc...................................   320,839   2,544,253
#*  OraSure Technologies, Inc..........................    43,327     254,329
*   Orthofix International NV..........................    12,389     254,594
*   Osiris Therapeutics, Inc...........................     7,871     122,866
#   Owens & Minor, Inc.................................    67,789   2,348,211
#*  Pacific Biosciences of California, Inc.............    27,980     200,896
*   Pain Therapeutics, Inc.............................    19,386      80,646
*   PAREXEL International Corp.........................    46,637   2,276,352
#   Patterson Cos., Inc................................    75,864   3,031,525
*   PDI, Inc...........................................    10,224      59,197
#   PDL BioPharma, Inc.................................    98,354     895,021
    PerkinElmer, Inc...................................   122,022   5,320,159
#*  Pernix Therapeutics Holdings.......................     3,056       6,998
    Perrigo Co. P.L.C..................................    44,524   6,930,606
    Pfizer, Inc........................................ 2,295,798  69,792,259
*   PharMerica Corp....................................    31,477     766,150
#*  PhotoMedex, Inc....................................     5,223      72,652
    Pozen, Inc.........................................    24,054     188,583
*   Prestige Brands Holdings, Inc......................    51,041   1,544,501
#*  Progenics Pharmaceuticals, Inc.....................    32,363     154,695
*   ProPhase Labs, Inc.................................     3,827       7,922
*   Providence Service Corp. (The).....................    11,710     309,027
#*  pSivida Corp.......................................     6,147      28,891
    Psychemedics Corp..................................       400       6,124
#   Quality Systems, Inc...............................    48,767     897,800
#   Quest Diagnostics, Inc.............................   114,806   6,027,315
#   Questcor Pharmaceuticals, Inc......................    30,745   2,060,222
#*  Quidel Corp........................................    26,958     796,878
*   RadNet, Inc........................................    17,856      33,748
*   Regeneron Pharmaceuticals, Inc.....................    26,202   7,561,635
#*  Repligen Corp......................................    26,740     413,935
#   ResMed, Inc........................................    48,448   2,112,817
*   Retractable Technologies, Inc......................     2,700       9,585
*   Rigel Pharmaceuticals, Inc.........................    41,025     124,306
*   RTI Surgical, Inc..................................    47,690     147,839

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Sagent Pharmaceuticals, Inc........................  12,683 $   240,089
*   Salix Pharmaceuticals, Ltd.........................  36,039   3,508,036
#*  Sangamo Biosciences, Inc...........................   9,721     188,004
*   Sciclone Pharmaceuticals, Inc......................  54,788     257,504
#*  Seattle Genetics, Inc..............................  48,892   2,193,295
    Select Medical Holdings Corp....................... 150,450   1,624,860
#*  Sirona Dental Systems, Inc.........................  42,304   3,043,350
*   Skilled Healthcare Group, Inc. Class A.............  15,845      72,412
    Span-America Medical Systems, Inc..................   1,628      32,300
#*  Special Diversified Opportunities, Inc.............   6,364       7,191
*   Spectranetics Corp.................................  11,818     307,504
#*  Spectrum Pharmaceuticals, Inc......................  39,588     332,935
    St Jude Medical, Inc...............................  81,599   4,955,507
*   Staar Surgical Co..................................   7,839     128,716
*   Stereotaxis, Inc...................................   1,899       9,742
    STERIS Corp........................................  44,418   2,038,342
    Stryker Corp.......................................  60,685   4,709,156
#*  Sucampo Pharmaceuticals, Inc. Class A..............   7,466      61,669
*   SunLink Health Systems, Inc........................   2,605       3,126
*   SurModics, Inc.....................................  12,999     316,916
*   Symmetry Medical, Inc..............................  33,805     328,585
#*  Targacept, Inc.....................................   1,592       7,021
*   Taro Pharmaceutical Industries, Ltd................   7,909     806,402
*   Team Health Holdings, Inc..........................  35,803   1,545,257
    Techne Corp........................................  29,461   2,677,121
    Teleflex, Inc......................................  41,136   3,851,975
*   Tenet Healthcare Corp..............................  81,518   3,750,643
#*  Theravance, Inc....................................  45,811   1,686,761
    Thermo Fisher Scientific, Inc...................... 124,378  14,320,883
*   Thoratec Corp......................................  45,894   1,603,536
*   Tornier NV.........................................  27,511     500,425
#*  Transcept Pharmaceuticals, Inc.....................   9,901      32,871
*   Triple-S Management Corp. Class B..................  20,296     362,081
#*  United Therapeutics Corp...........................  40,707   4,177,352
    UnitedHealth Group, Inc............................ 363,224  26,253,831
    Universal American Corp............................  80,319     566,249
    Universal Health Services, Inc. Class B............  69,085   5,666,352
*   Uroplasty, Inc.....................................   2,100       9,492
    US Physical Therapy, Inc...........................   9,452     297,833
#   Utah Medical Products, Inc.........................   2,567     136,564
#*  Varian Medical Systems, Inc........................  32,403   2,634,688
*   Vascular Solutions, Inc............................  12,692     299,024
*   VCA Antech, Inc.................................... 102,433   3,271,710
*   Vertex Pharmaceuticals, Inc........................  50,604   3,999,740
#*  Vical, Inc.........................................  14,130      19,076
#*  Volcano Corp.......................................   4,371      91,747
*   Waters Corp........................................  24,784   2,683,364
*   WellCare Health Plans, Inc.........................  49,341   3,212,593
    WellPoint, Inc..................................... 106,927   9,195,722
    West Pharmaceutical Services, Inc..................  56,638   2,687,473
*   Wright Medical Group, Inc..........................  47,631   1,448,459
#*  XenoPort, Inc......................................  22,266     128,029
#*  Zalicus, Inc.......................................   3,117       4,582

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
    Zimmer Holdings, Inc............................... 100,495 $  9,443,515
    Zoetis, Inc........................................ 548,666   16,657,500
                                                                ------------
Total Health Care......................................          958,681,694
                                                                ------------
Industrials -- (12.1%)
    3M Co.............................................. 168,832   21,642,574
    AAON, Inc..........................................  26,106      774,304
    AAR Corp...........................................  35,816      954,496
    ABM Industries, Inc................................  57,580    1,535,083
#   Acacia Research Corp...............................  41,555      574,290
#*  ACCO Brands Corp...................................  82,552      479,627
#*  Accuride Corp......................................  14,909       56,803
    Aceto Corp.........................................  30,868      658,106
    Acme United Corp...................................   1,000       14,560
#   Acorn Energy, Inc..................................  10,523       36,515
*   Active Power, Inc..................................     360        1,199
#   Actuant Corp. Class A..............................  73,166    2,503,741
#   Acuity Brands, Inc.................................  34,556    4,389,994
*   Adept Technology, Inc..............................   6,777      117,039
#   ADT Corp. (The).................................... 155,331    4,666,143
#*  Advisory Board Co. (The)...........................  15,439      977,443
*   AECOM Technology Corp.............................. 101,169    2,900,515
#*  Aegion Corp........................................  39,089      802,106
*   AeroCentury Corp...................................     691       10,793
#*  Aerovironment, Inc.................................  24,952      744,069
    AGCO Corp..........................................  87,613    4,672,401
*   Air Transport Services Group, Inc..................  61,220      385,074
    Aircastle, Ltd.....................................  39,578      747,628
    Alamo Group, Inc...................................  11,977      601,485
    Alaska Air Group, Inc..............................  70,831    5,600,607
    Albany International Corp. Class A.................  29,657    1,025,242
    Allegiant Travel Co................................  17,163    1,563,034
*   Allegion P.L.C.....................................  58,306    2,877,401
    Alliant Techsystems, Inc...........................  33,943    4,877,609
o*  Allied Defense Group, Inc..........................   3,200          256
    Allied Motion Technologies, Inc....................   5,104       57,777
    Altra Industrial Motion Corp.......................  22,993      721,060
    AMERCO.............................................  17,789    3,962,144
#*  Ameresco, Inc. Class A.............................  21,115      208,194
#*  American Airlines Group, Inc....................... 114,796    3,851,406
#   American Railcar Industries, Inc...................  19,392      948,657
    American Science & Engineering, Inc................   5,659      387,019
#*  American Superconductor Corp.......................   8,960       13,440
*   American Woodmark Corp.............................  12,264      430,589
    AMETEK, Inc........................................  84,732    4,187,455
    Ampco-Pittsburgh Corp..............................   7,591      135,196
*   AMREP Corp.........................................   3,360       24,192
    AO Smith Corp......................................  63,922    3,018,397
    Apogee Enterprises, Inc............................  26,535      896,883
    Applied Industrial Technologies, Inc...............  33,512    1,693,696
*   ARC Document Solutions, Inc........................  39,885      302,328
    Argan, Inc.........................................  15,110      429,275
    Arkansas Best Corp.................................  24,176      828,995

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Armstrong World Industries, Inc....................  43,638 $ 2,429,764
*   Arotech Corp.......................................  14,831      39,599
#*  Ascent Solar Technologies, Inc.....................  14,292       9,861
#   Astec Industries, Inc..............................  23,179     862,259
*   Astronics Corp.....................................   8,850     536,089
*   Astronics Corp. Class B............................   1,690     101,518
*   Atlas Air Worldwide Holdings, Inc..................  24,912     880,141
*   Avalon Holdings Corp. Class A......................     500       2,750
#*  Avis Budget Group, Inc............................. 113,225   4,269,715
#   AZZ, Inc...........................................  22,144     925,841
*   B/E Aerospace, Inc.................................  54,163   4,304,334
#   Babcock & Wilcox Co. (The).........................  89,851   3,080,092
    Baltic Trading, Ltd................................   8,669      50,194
    Barnes Group, Inc..................................  57,905   2,167,963
    Barrett Business Services, Inc.....................   7,132     559,220
*   Beacon Roofing Supply, Inc.........................  44,549   1,683,507
*   Blount International, Inc..........................  37,288     478,032
#*  BlueLinx Holdings, Inc.............................  25,832      41,073
    Boeing Co. (The)................................... 180,094  22,558,574
    Brady Corp. Class A................................  43,578   1,192,294
*   Breeze-Eastern Corp................................   4,762      44,525
#   Briggs & Stratton Corp.............................  43,930     925,605
    Brink's Co. (The)..................................  38,894   1,230,606
*   Broadwind Energy, Inc..............................     488       4,509
#*  Builders FirstSource, Inc..........................  59,256     477,011
*   CAI International, Inc.............................  16,201     335,199
    Carlisle Cos., Inc.................................  59,459   4,431,479
*   Casella Waste Systems, Inc. Class A................  19,206      98,527
#   Caterpillar, Inc................................... 155,848  14,635,686
#*  CBIZ, Inc..........................................  52,103     448,086
    CDI Corp...........................................  16,021     274,280
    Ceco Environmental Corp............................  14,425     224,165
    Celadon Group, Inc.................................  23,711     492,715
#   CH Robinson Worldwide, Inc.........................  48,744   2,853,474
#*  Chart Industries, Inc..............................  25,103   2,144,800
    Chicago Bridge & Iron Co. NV.......................  47,797   3,584,297
    Chicago Rivet & Machine Co.........................     474      19,742
#   Cintas Corp........................................  87,943   5,018,907
    CIRCOR International, Inc..........................  16,096   1,159,234
    CLARCOR, Inc.......................................  33,169   1,838,226
#*  Clean Harbors, Inc.................................  61,092   3,426,039
#*  CNH Industrial NV.................................. 101,117   1,065,773
    Coleman Cable, Inc.................................   8,443     221,544
*   Colfax Corp........................................  81,134   4,888,323
*   Columbus McKinnon Corp.............................  19,710     487,231
    Comfort Systems USA, Inc...........................  36,120     615,485
*   Command Security Corp..............................   4,000       9,240
#*  Commercial Vehicle Group, Inc......................  14,342     114,736
    Compx International, Inc...........................   1,315      17,148
    Con-way, Inc.......................................  76,525   2,943,917
*   Consolidated Graphics, Inc.........................   9,127     591,795
    Copa Holdings SA Class A...........................   9,709   1,268,966
*   Copart, Inc........................................  84,454   2,895,083

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Corporate Executive Board Co. (The)................  17,799 $ 1,301,107
    Courier Corp.......................................   9,396     148,363
    Covanta Holding Corp............................... 129,394   2,329,092
*   Covenant Transportation Group, Inc. Class A........   7,022      61,513
#*  CPI Aerostructures, Inc............................   5,447      75,441
*   CRA International, Inc.............................   6,991     131,850
    Crane Co...........................................  47,044   2,971,299
    CSX Corp........................................... 366,423   9,860,443
    Cubic Corp.........................................  27,600   1,367,028
    Cummins, Inc.......................................  45,479   5,774,923
    Curtiss-Wright Corp................................  49,769   3,056,812
    Danaher Corp....................................... 173,628  12,916,187
#   Deere & Co.........................................  90,436   7,773,879
    Delta Air Lines, Inc............................... 225,059   6,889,056
    Deluxe Corp........................................  40,998   1,990,453
#*  DigitalGlobe, Inc..................................  75,193   2,870,869
*   Dolan Co. (The)....................................  21,986       3,957
    Donaldson Co., Inc.................................  46,995   1,939,014
#   Douglas Dynamics, Inc..............................  20,968     304,455
    Dover Corp......................................... 107,673   9,320,175
*   Ducommun, Inc......................................   9,171     261,374
#   Dun & Bradstreet Corp. (The).......................  31,408   3,454,880
*   DXP Enterprises, Inc...............................  13,037   1,252,073
*   Dycom Industries, Inc..............................  33,593     934,893
    Dynamic Materials Corp.............................  11,762     256,764
#*  Eagle Bulk Shipping, Inc...........................   5,847      22,452
    Eastern Co. (The)..................................   2,746      42,673
    Eaton Corp. P.L.C.................................. 163,173  11,926,315
#*  Echo Global Logistics, Inc.........................  18,797     381,391
    Ecology and Environment, Inc. Class A..............   1,746      19,869
    EMCOR Group, Inc...................................  65,833   2,798,561
    Emerson Electric Co................................ 180,030  11,871,178
    Encore Wire Corp...................................  21,516   1,099,252
#*  Energy Recovery, Inc...............................  34,173     146,260
*   EnerNOC, Inc.......................................  26,936     603,366
    EnerSys, Inc.......................................  48,288   3,286,481
*   Engility Holdings, Inc.............................  12,285     470,638
    Ennis, Inc.........................................  20,180     292,005
#*  EnPro Industries, Inc..............................  22,284   1,616,481
    EnviroStar, Inc....................................     100         300
    Equifax, Inc.......................................  56,560   3,962,594
    ESCO Technologies, Inc.............................  25,782     899,792
#   Espey Manufacturing & Electronics Corp.............   1,489      46,531
*   Esterline Technologies Corp........................  30,614   3,151,711
    Exelis, Inc........................................ 174,241   3,413,381
    Expeditors International of Washington, Inc........  68,636   2,804,467
    Exponent, Inc......................................  10,629     767,626
#   Fastenal Co........................................  65,373   2,871,836
*   Federal Signal Corp................................  50,581     623,158
    FedEx Corp......................................... 107,214  14,293,770
*   Flow International Corp............................  38,810     156,792
    Flowserve Corp.....................................  50,019   3,617,874
    Fluor Corp.........................................  63,853   4,850,274

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Fortune Brands Home & Security, Inc................   125,096 $ 5,636,826
    Forward Air Corp...................................    24,843   1,106,507
*   Franklin Covey Co..................................    14,953     285,752
    Franklin Electric Co., Inc.........................    39,033   1,555,075
#   FreightCar America, Inc............................    11,459     263,328
*   FTI Consulting, Inc................................    40,525   1,502,262
*   Fuel Tech, Inc.....................................    19,248     127,422
*   Furmanite Corp.....................................    36,043     420,982
    G&K Services, Inc. Class A.........................    17,855     997,916
    GATX Corp..........................................    42,839   2,480,378
#*  Genco Shipping & Trading, Ltd......................    32,587      68,759
*   Gencor Industries, Inc.............................     2,365      21,663
#*  GenCorp, Inc.......................................    39,369     670,060
#   Generac Holdings, Inc..............................    43,982   2,116,854
    General Cable Corp.................................    45,033   1,284,791
    General Dynamics Corp..............................    91,455   9,265,306
    General Electric Co................................ 3,614,190  90,824,595
*   Genesee & Wyoming, Inc. Class A....................    54,817   4,952,168
*   Gibraltar Industries, Inc..........................    26,691     476,701
    Global Power Equipment Group, Inc..................    12,367     220,256
*   Goldfield Corp. (The)..............................    11,623      23,246
#   Gorman-Rupp Co. (The)..............................    17,906     569,948
*   GP Strategies Corp.................................    15,073     418,276
    Graco, Inc.........................................    31,261   2,172,327
#*  GrafTech International, Ltd........................   136,162   1,395,660
    Graham Corp........................................     8,388     299,535
#   Granite Construction, Inc..........................    37,926   1,262,557
*   Great Lakes Dredge & Dock Corp.....................    62,243     468,690
*   Greenbrier Cos., Inc...............................    31,578   1,158,597
    Griffon Corp.......................................    60,722     762,668
*   H&E Equipment Services, Inc........................    28,837     873,184
    Hardinge, Inc......................................    10,375     142,864
    Harsco Corp........................................    97,609   2,478,293
#*  Hawaiian Holdings, Inc.............................    49,733     505,287
#   Healthcare Services Group, Inc.....................     8,950     242,814
#   Heartland Express, Inc.............................    68,437   1,441,283
#   HEICO Corp.........................................    21,470   1,142,633
    HEICO Corp. Class A................................    31,765   1,237,247
    Heidrick & Struggles International, Inc............    14,775     246,447
#*  Heritage-Crystal Clean, Inc........................     4,417      73,411
    Herman Miller, Inc.................................    70,882   1,986,822
*   Hertz Global Holdings, Inc.........................   347,159   9,033,077
*   Hexcel Corp........................................    81,626   3,402,172
*   Hill International, Inc............................    26,258     119,211
#   HNI Corp...........................................    36,773   1,261,682
    Honeywell International, Inc.......................   190,417  17,371,743
    Houston Wire & Cable Co............................    17,436     230,678
*   Hub Group, Inc. Class A............................    33,279   1,379,415
    Hubbell, Inc. Class A..............................     4,100     433,411
    Hubbell, Inc. Class B..............................    27,464   3,205,873
*   Hudson Global, Inc.................................    23,996      95,264
    Huntington Ingalls Industries, Inc.................    47,399   4,503,853
    Hurco Cos., Inc....................................     4,582     118,765

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Huron Consulting Group, Inc........................  21,075 $ 1,396,008
*   Huttig Building Products, Inc......................   2,588      10,223
    Hyster-Yale Materials Handling, Inc................  11,128     954,337
*   ICF International, Inc.............................  18,264     614,766
    IDEX Corp..........................................  65,124   4,689,579
*   IHS, Inc. Class A..................................  20,484   2,323,090
*   II-VI, Inc.........................................  62,581     955,612
    Illinois Tool Works, Inc........................... 103,272   8,145,063
    Ingersoll-Rand P.L.C............................... 174,920  10,283,547
#*  InnerWorkings, Inc.................................  35,203     265,431
#*  Innovative Solutions & Support, Inc................  10,802      73,454
    Insperity, Inc.....................................  20,259     668,952
    Insteel Industries, Inc............................  15,967     297,465
*   Integrated Electrical Services, Inc................   5,698      34,758
#   Interface, Inc.....................................  63,746   1,335,479
    International Shipholding Corp.....................   3,805     101,936
#   Intersections, Inc.................................  13,979     103,445
    Iron Mountain, Inc................................. 168,699   4,455,341
    ITT Corp...........................................  74,318   3,043,322
*   Jacobs Engineering Group, Inc......................  99,203   6,022,614
    JB Hunt Transport Services, Inc....................  39,709   2,980,160
#*  JetBlue Airways Corp............................... 325,878   2,854,691
    John Bean Technologies Corp........................  17,119     528,464
#   Joy Global, Inc.................................... 105,852   5,587,927
    Kadant, Inc........................................   7,600     272,916
#   Kaman Corp.........................................  51,004   1,976,915
    Kansas City Southern...............................  54,035   5,705,556
    KAR Auction Services, Inc.......................... 146,128   4,065,281
    KBR, Inc........................................... 156,856   4,909,593
    Kelly Services, Inc. Class A.......................  35,712     856,374
    Kelly Services, Inc. Class B.......................     319       7,662
    Kennametal, Inc....................................  82,407   3,571,519
*   Key Technology, Inc................................   3,418      43,545
    Kforce, Inc........................................  31,804     576,607
    Kimball International, Inc. Class B................  29,634     440,658
#*  Kirby Corp.........................................  57,411   5,729,044
#   Knight Transportation, Inc.........................  87,841   1,875,405
    Knoll, Inc.........................................  37,042     614,897
*   Korn/Ferry International...........................  53,284   1,250,043
#*  Kratos Defense & Security Solutions, Inc...........  56,308     407,107
    L-3 Communications Holdings, Inc...................  65,147   7,235,877
    Landstar System, Inc...............................  22,542   1,294,812
*   Lawson Products, Inc...............................   5,743      81,665
#*  Layne Christensen Co...............................  20,348     345,102
    LB Foster Co. Class A..............................  10,072     433,700
    Lennox International, Inc..........................  28,450   2,462,632
    Lincoln Electric Holdings, Inc.....................  59,903   4,145,288
#   Lindsay Corp.......................................  10,381     882,385
#*  LMI Aerospace, Inc.................................   9,060     125,028
    Lockheed Martin Corp...............................  68,427  10,326,319
    LS Starrett Co. (The) Class A......................   4,692      75,072
    LSI Industries, Inc................................  17,359     146,510
#*  Luna Innovations, Inc..............................      90         126

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Lydall, Inc........................................  12,907 $   228,067
*   Magnetek, Inc......................................     590      14,620
#*  Manitex International, Inc.........................   2,000      28,040
#   Manitowoc Co., Inc. (The)..........................  99,777   2,838,656
    Manpowergroup, Inc.................................  71,498   5,569,694
    Marten Transport, Ltd..............................  32,819     625,858
    Masco Corp......................................... 154,400   3,267,104
#*  MasTec, Inc........................................  84,555   3,038,907
    Mastech Holdings, Inc..............................   1,412      19,740
    Matson, Inc........................................  42,724   1,022,385
    McGrath RentCorp...................................  21,730     795,753
*   Meritor, Inc.......................................  77,337     849,160
*   Metalico, Inc......................................  29,181      52,818
*   Mfri, Inc..........................................   3,034      44,054
#*  Middleby Corp......................................  15,287   3,769,468
    Miller Industries, Inc.............................   8,825     161,851
#   Mine Safety Appliances Co..........................  30,213   1,522,131
*   Mistras Group, Inc.................................  18,236     425,993
*   Mobile Mini, Inc...................................  45,488   1,759,021
*   Moog, Inc. Class A.................................  42,189   2,533,871
*   Moog, Inc. Class B.................................   3,215     193,607
*   MRC Global, Inc.................................... 108,033   3,016,281
    MSC Industrial Direct Co., Inc. Class A............  39,305   3,302,406
    Mueller Industries, Inc............................  31,214   1,942,759
    Mueller Water Products, Inc. Class A............... 127,169   1,103,827
    Multi-Color Corp...................................  11,629     418,179
*   MYR Group, Inc.....................................  21,515     539,381
*   National Presto Industries, Inc....................   5,789     440,485
*   Navigant Consulting, Inc...........................  50,167     881,434
#*  Navistar International Corp........................  66,927   2,062,690
*   NCI Building Systems, Inc..........................  10,711     197,511
    Nielsen Holdings NV................................ 267,174  11,298,788
    NL Industries, Inc.................................  32,061     353,953
    NN, Inc............................................  17,391     307,647
    Nordson Corp.......................................  33,065   2,292,066
    Norfolk Southern Corp.............................. 110,036  10,188,233
*   Nortek, Inc........................................     880      66,185
    Northrop Grumman Corp..............................  70,930   8,195,961
*   Northwest Pipe Co..................................   8,570     300,636
#*  Ocean Power Technologies, Inc......................   5,515      12,795
*   Old Dominion Freight Line, Inc.....................  58,798   3,189,204
    Omega Flex, Inc....................................   3,648      72,814
*   On Assignment, Inc.................................  42,076   1,248,816
*   Orbital Sciences Corp..............................  62,986   1,540,008
*   Orion Energy Systems, Inc..........................  19,776     130,324
*   Orion Marine Group, Inc............................  13,198     147,818
    Oshkosh Corp.......................................  92,142   4,988,568
*   Owens Corning...................................... 113,675   4,336,701
    PACCAR, Inc........................................  86,743   4,857,608
*   Pacer International, Inc...........................  35,738     314,852
    Pall Corp..........................................  39,341   3,151,214
*   PAM Transportation Services, Inc...................   4,978      98,564
*   Park-Ohio Holdings Corp............................   9,831     469,922

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Parker Hannifin Corp...............................  64,362 $ 7,296,720
*   Patrick Industries, Inc............................  10,062     362,232
*   Patriot Transportation Holding, Inc................   4,366     159,272
*   Pendrell Corp...................................... 103,176     150,637
    Pentair, Ltd....................................... 150,525  11,188,523
*   PGT, Inc...........................................  38,073     406,620
*   Pike Corp..........................................  31,344     330,366
#   Pitney Bowes, Inc.................................. 110,399   2,779,847
#*  Plug Power, Inc....................................     784       2,368
#*  PMFG, Inc..........................................   6,463      48,279
#*  Polypore International, Inc........................  32,355   1,072,568
    Powell Industries, Inc.............................  11,346     696,758
*   PowerSecure International, Inc.....................  21,605     416,976
    Precision Castparts Corp...........................  33,504   8,535,144
    Preformed Line Products Co.........................   4,237     285,913
    Primoris Services Corp.............................  49,135   1,561,019
#*  Proto Labs, Inc....................................  12,988   1,030,728
    Providence and Worcester Railroad Co...............   1,227      23,006
    Quad/Graphics, Inc.................................   4,393     100,731
*   Quality Distribution, Inc..........................  23,515     323,331
    Quanex Building Products Corp......................  40,035     758,663
*   Quanta Services, Inc............................... 158,715   4,947,147
    Raven Industries, Inc..............................  20,791     778,623
    Raytheon Co........................................  90,859   8,637,965
*   RBC Bearings, Inc..................................  17,675   1,146,047
#*  RCM Technologies, Inc..............................   7,192      48,402
#*  Real Goods Solar, Inc. Class A.....................   4,310      17,025
    Regal-Beloit Corp..................................  46,419   3,439,184
*   Republic Airways Holdings, Inc.....................  41,632     408,410
    Republic Services, Inc............................. 273,381   8,756,393
    Resources Connection, Inc..........................  39,666     534,698
#*  Rexnord Corp.......................................  15,146     393,493
*   Roadrunner Transportation Systems, Inc.............  37,676     988,995
    Robert Half International, Inc.....................  54,556   2,279,350
    Rockwell Automation, Inc...........................  43,898   5,041,246
    Rockwell Collins, Inc..............................  45,718   3,454,452
    Rollins, Inc.......................................  57,221   1,649,109
    Roper Industries, Inc..............................  37,266   5,114,386
*   RPX Corp...........................................  57,348     930,185
    RR Donnelley & Sons Co............................. 149,640   2,763,851
*   Rush Enterprises, Inc. Class A.....................  27,316     755,014
*   Rush Enterprises, Inc. Class B.....................   2,881      67,502
    Ryder System, Inc..................................  56,740   4,039,321
*   Saia, Inc..........................................  29,348     987,854
    Schawk, Inc........................................  16,375     197,810
*   Sensata Technologies Holding NV....................  64,030   2,397,283
    Servotronics, Inc..................................     389       3,081
    SIFCO Industries, Inc..............................   3,251      96,652
    Simpson Manufacturing Co., Inc.....................  49,610   1,617,286
    SkyWest, Inc.......................................  44,565     579,791
*   SL Industries, Inc.................................   4,724     122,918
    Snap-on, Inc.......................................  38,814   3,887,222
    Southwest Airlines Co.............................. 508,666  10,656,553

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   SP Plus Corp.......................................   7,985 $   201,701
*   Sparton Corp.......................................   6,370     177,532
*   Spirit Aerosystems Holdings, Inc. Class A.......... 127,799   4,333,664
*   Spirit Airlines, Inc...............................  61,730   2,895,137
    SPX Corp...........................................  45,481   4,528,543
#*  Standard Register Co. (The)........................   2,977      20,869
    Standex International Corp.........................  10,481     596,159
    Stanley Black & Decker, Inc........................ 117,142   9,066,791
    Steelcase, Inc. Class A............................  70,999   1,048,655
*   Stericycle, Inc....................................  28,018   3,279,787
*   Sterling Construction Co., Inc.....................  11,349     122,796
    Sun Hydraulics Corp................................  18,650     681,657
*   Supreme Industries, Inc. Class A...................   5,876      40,779
#*  Swift Transportation Co............................  71,086   1,549,675
    Sypris Solutions, Inc..............................  12,624      37,746
#   TAL International Group, Inc.......................  38,338   1,649,684
*   Taser International, Inc...........................  32,983     529,707
*   Team, Inc..........................................  15,124     640,199
#*  Tecumseh Products Co. Class A......................   8,422      70,745
*   Tecumseh Products Co. Class B......................   4,050      33,696
*   Teledyne Technologies, Inc.........................  30,228   2,777,046
#   Tennant Co.........................................  15,002     962,078
#   Terex Corp......................................... 117,816   4,830,456
*   Tetra Tech, Inc....................................  58,641   1,730,496
#   Textainer Group Holdings, Ltd......................  50,784   1,842,951
    Textron, Inc....................................... 148,525   5,272,637
*   Thermon Group Holdings, Inc........................   7,328     198,442
    Timken Co..........................................  78,256   4,408,160
#   Titan International, Inc...........................  51,879     869,492
#*  Titan Machinery, Inc...............................  18,690     304,647
    Toro Co. (The).....................................  31,166   1,974,678
    Towers Watson & Co. Class A........................  34,849   4,074,545
    TransDigm Group, Inc...............................  23,622   3,945,583
*   TRC Cos., Inc......................................  15,862     107,703
#*  Trex Co., Inc......................................  10,928     768,566
*   Trimas Corp........................................  36,268   1,262,126
    Trinity Industries, Inc............................  99,769   5,809,549
    Triumph Group, Inc.................................  50,187   3,433,795
*   TrueBlue, Inc......................................  33,359     818,296
*   Tufco Technologies, Inc............................     510       3,091
*   Tutor Perini Corp..................................  50,704   1,145,910
    Twin Disc, Inc.....................................   9,700     228,629
    Tyco International, Ltd............................ 131,362   5,318,847
*   Ultralife Corp.....................................  11,666      48,531
    UniFirst Corp......................................  15,482   1,637,996
    Union Pacific Corp................................. 165,151  28,775,910
*   United Continental Holdings, Inc................... 187,563   8,597,888
    United Parcel Service, Inc. Class B................ 177,344  16,888,469
#*  United Rentals, Inc................................  86,006   6,961,326
#   United Stationers, Inc.............................  42,474   1,759,698
    United Technologies Corp........................... 222,603  25,381,194
    Universal Forest Products, Inc.....................  15,510     815,050
*   Universal Security Instruments, Inc................   1,135       5,300

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
#   Universal Truckload Services, Inc..................  12,449 $      361,145
    URS Corp...........................................  74,343      3,732,019
    US Ecology, Inc....................................  16,180        578,597
#*  USA Truck, Inc.....................................   6,922        102,100
#*  USG Corp...........................................  53,275      1,630,215
    UTi Worldwide, Inc................................. 105,872      1,657,956
#   Valmont Industries, Inc............................  22,302      3,264,567
*   Verisk Analytics, Inc. Class A.....................  56,648      3,617,541
*   Versar, Inc........................................   4,038         19,746
    Viad Corp..........................................  20,448        537,578
*   Vicor Corp.........................................  15,288        157,925
*   Virco Manufacturing Corp...........................   6,445         17,144
*   Volt Information Sciences, Inc.....................  10,850        108,446
    VSE Corp...........................................   3,584        158,090
#*  Wabash National Corp...............................  54,822        751,610
*   WABCO Holdings, Inc................................  35,090      3,025,460
    Wabtec Corp........................................  62,832      4,637,630
#   Waste Connections, Inc............................. 130,759      5,345,428
    Waste Management, Inc.............................. 162,399      6,785,030
    Watsco, Inc........................................  24,187      2,288,574
#   Watsco, Inc. Class B...............................   2,268        215,778
    Watts Water Technologies, Inc. Class A.............  31,205      1,748,104
#   Werner Enterprises, Inc............................  74,319      1,936,753
*   Wesco Aircraft Holdings, Inc.......................  13,871        310,017
#*  WESCO International, Inc...........................  44,256      3,671,478
*   Willdan Group, Inc.................................   3,604         17,047
*   Willis Lease Finance Corp..........................   4,420         74,831
    Woodward, Inc......................................  61,368      2,629,619
    WW Grainger, Inc...................................  14,013      3,285,768
#*  XPO Logistics, Inc.................................  14,260        355,359
    Xylem, Inc.........................................  93,860      3,131,170
#*  YRC Worldwide, Inc.................................   8,409        184,830
                                                                --------------
Total Industrials......................................          1,093,744,316
                                                                --------------
Information Technology -- (15.8%)
#*  3D Systems Corp....................................  42,720      3,320,626
*   Accelrys, Inc......................................  51,915        653,091
    Accenture P.L.C. Class A........................... 180,017     14,379,758
*   ACI Worldwide, Inc.................................  40,408      2,449,129
    Activision Blizzard, Inc........................... 355,556      6,090,674
*   Actuate Corp.......................................  39,862        302,951
*   Acxiom Corp........................................  65,750      2,364,370
*   ADDvantage Technologies Group, Inc.................   3,642         11,982
*   Adobe Systems, Inc................................. 115,270      6,822,831
#   ADTRAN, Inc........................................  53,536      1,359,279
*   Advanced Energy Industries, Inc....................  44,479      1,214,277
#*  Advanced Micro Devices, Inc........................  91,993        315,536
    Advent Software, Inc...............................  45,493      1,494,900
#*  Aehr Test Systems..................................     788          1,978
*   Aeroflex Holding Corp..............................   6,134         42,263
#*  Aetrium, Inc.......................................     207          1,279
*   Agilysys, Inc......................................  20,355        266,651
*   Akamai Technologies, Inc...........................  72,284      3,446,501

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  Alliance Data Systems Corp.........................  17,396 $  4,169,125
#*  Alpha & Omega Semiconductor, Ltd...................  15,468      112,298
    Altera Corp........................................  80,294    2,684,228
    Amdocs, Ltd........................................ 123,393    5,337,981
    American Software, Inc. Class A....................  19,865      200,239
#*  Amkor Technology, Inc.............................. 135,464      717,959
    Amphenol Corp. Class A.............................  51,003    4,431,141
*   Amtech Systems, Inc................................   7,913       76,519
#*  ANADIGICS, Inc.....................................  59,417      117,051
    Analog Devices, Inc................................ 123,854    5,978,433
*   Anaren, Inc........................................  11,508      321,649
    Anixter International, Inc.........................  26,166    2,295,282
*   ANSYS, Inc.........................................  27,239    2,139,079
#*  AOL, Inc...........................................  75,754    3,490,744
    Apple, Inc......................................... 319,378  159,880,627
    Applied Materials, Inc............................. 361,152    6,074,577
#*  Applied Micro Circuits Corp........................  45,721      461,782
*   ARRIS Group, Inc................................... 137,064    3,549,958
*   Arrow Electronics, Inc............................. 102,391    5,260,850
*   Aspen Technology, Inc..............................  43,940    2,002,346
    Astro-Med, Inc.....................................   4,620       62,786
*   Atmel Corp......................................... 333,677    2,789,540
*   ATMI, Inc..........................................  34,972      968,025
*   Autobytel, Inc.....................................     267        3,973
*   Autodesk, Inc......................................  69,959    3,585,399
    Automatic Data Processing, Inc..................... 120,022    9,193,685
    Avago Technologies, Ltd............................  88,426    4,831,597
#*  AVG Technologies NV................................  25,261      419,080
*   Aviat Networks, Inc................................  47,169       89,621
*   Avid Technology, Inc...............................  37,151      257,828
    Avnet, Inc......................................... 124,893    5,129,356
    AVX Corp...........................................  89,161    1,151,960
#*  Aware, Inc.........................................  12,087       78,566
*   Axcelis Technologies, Inc..........................  62,314      150,800
*   AXT, Inc...........................................  24,367       59,455
#   Badger Meter, Inc..................................  11,534      587,542
#*  Bankrate, Inc......................................  86,348    1,432,513
#   Bel Fuse, Inc. Class A.............................   1,700       31,960
    Bel Fuse, Inc. Class B.............................   8,861      169,865
    Belden, Inc........................................  35,767    2,314,483
*   Benchmark Electronics, Inc.........................  43,736      994,119
    Black Box Corp.....................................  13,595      372,639
    Blackbaud, Inc.....................................  22,429      772,903
#*  Blucora, Inc.......................................  46,839    1,199,547
#   Booz Allen Hamilton Holding Corp...................  51,044      933,084
#*  Bottomline Technologies de, Inc....................  28,928    1,001,487
    Broadcom Corp. Class A.............................  79,770    2,373,955
    Broadridge Financial Solutions, Inc................ 120,473    4,371,965
*   BroadVision, Inc...................................   3,362       38,730
*   Brocade Communications Systems, Inc................ 454,643    4,246,366
    Brooks Automation, Inc.............................  64,009      649,691
#*  Bsquare Corp.......................................   4,926       17,290
*   BTU International, Inc.............................   5,073       14,813

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    CA, Inc............................................   328,482 $10,537,703
*   Cabot Microelectronics Corp........................    18,315     738,461
#*  CACI International, Inc. Class A...................    21,582   1,597,500
#*  Cadence Design Systems, Inc........................   226,920   3,204,110
*   CalAmp Corp........................................    16,958     499,922
*   Calix, Inc.........................................    51,341     407,134
*   Cardtronics, Inc...................................    27,864   1,073,321
*   Cascade Microtech, Inc.............................     8,576      88,333
#   Cass Information Systems, Inc......................     8,617     466,352
#*  Ceva, Inc..........................................    21,122     367,312
*   Checkpoint Systems, Inc............................    39,617     528,491
#*  China Information Technology, Inc..................    11,819      63,350
*   ChyronHego Corp....................................     5,535      15,553
*   CIBER, Inc.........................................    93,231     361,736
#*  Ciena Corp.........................................   116,817   2,725,341
*   Cinedigm Corp......................................    52,434     138,426
#*  Cirrus Logic, Inc..................................    50,345     881,541
    Cisco Systems, Inc................................. 1,871,862  41,012,496
*   Citrix Systems, Inc................................    38,695   2,092,239
#*  Clearfield, Inc....................................     8,284     206,686
*   Cognex Corp........................................    69,870   2,756,371
*   Cognizant Technology Solutions Corp. Class A.......    76,697   7,433,473
*   Coherent, Inc......................................    24,244   1,620,469
    Cohu, Inc..........................................    18,243     188,997
    Communications Systems, Inc........................     6,855      81,780
#*  CommVault Systems, Inc.............................    21,597   1,491,705
    Computer Sciences Corp.............................   178,279  10,769,834
    Computer Task Group, Inc...........................    12,978     209,724
    Compuware Corp.....................................   178,883   1,813,874
*   comScore, Inc......................................     7,532     206,452
    Comtech Telecommunications Corp....................    17,310     526,570
*   Comverse, Inc......................................     2,826     101,849
#*  Concur Technologies, Inc...........................    33,247   4,034,191
    Concurrent Computer Corp...........................     5,951      50,464
*   Constant Contact, Inc..............................    24,536     662,717
    Convergys Corp.....................................    94,587   1,926,737
*   Conversant, Inc....................................    56,651   1,217,997
*   CoreLogic, Inc.....................................    93,931   2,991,702
    Corning, Inc.......................................   523,751   9,013,755
*   CoStar Group, Inc..................................    21,425   3,685,957
#*  Cray, Inc..........................................    35,502   1,046,954
#*  Cree, Inc..........................................   100,922   6,097,707
*   Crexendo, Inc......................................     4,054      12,466
#   CSG Systems International, Inc.....................    32,091     961,446
#   CSP, Inc...........................................       709       5,778
    CTS Corp...........................................    30,923     577,951
*   CyberOptics Corp...................................     4,778      32,968
    Daktronics, Inc....................................    34,304     501,181
#*  Datalink Corp......................................    17,533     254,754
*   Dealertrack Technologies, Inc......................    38,164   1,780,351
#*  Demand Media, Inc..................................    42,677     246,246
#*  Dice Holdings, Inc.................................    43,429     304,003
#   Diebold, Inc.......................................    61,433   2,063,534

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Digi International, Inc............................  22,616 $   232,945
    Digimarc Corp......................................   4,419     161,647
*   Digital River, Inc.................................  36,018     633,196
*   Diodes, Inc........................................  47,242   1,082,314
#*  Dolby Laboratories, Inc. Class A...................  39,752   1,629,434
*   Dot Hill Systems Corp..............................  26,438     129,017
*   DSP Group, Inc.....................................  16,722     149,829
    DST Systems, Inc...................................  42,236   3,843,476
*   DTS, Inc...........................................  15,126     313,562
    EarthLink Holdings Corp............................  86,005     373,262
*   eBay, Inc.......................................... 254,864  13,558,765
#   Ebix, Inc..........................................  29,226     396,889
#*  Echelon Corp.......................................   6,990      28,379
*   EchoStar Corp. Class A.............................  43,970   2,067,909
*   Edgewater Technology, Inc..........................   5,900      31,624
#*  Elecsys Corp.......................................      58         768
    Electro Rent Corp..................................  22,444     377,508
    Electro Scientific Industries, Inc.................  23,740     257,342
*   Electronic Arts, Inc............................... 182,771   4,825,154
*   Electronics for Imaging, Inc.......................  45,694   1,936,055
#*  Ellie Mae, Inc.....................................  16,863     440,124
#*  eMagin Corp........................................   9,611      28,449
    EMC Corp........................................... 738,260  17,895,422
#*  Emcore Corp........................................  15,932      77,589
*   Emulex Corp........................................ 101,483     746,915
*   Entegris, Inc...................................... 147,754   1,554,372
*   Entropic Communications, Inc.......................  91,723     382,485
*   Envestnet, Inc.....................................   6,963     297,668
*   EPAM Systems, Inc..................................  33,474   1,369,087
    EPIQ Systems, Inc..................................  34,141     490,265
*   ePlus, Inc.........................................   6,933     373,966
#*  Equinix, Inc.......................................  16,279   3,014,871
*   Euronet Worldwide, Inc.............................  42,025   1,801,192
*   Exar Corp..........................................  44,266     487,369
*   ExlService Holdings, Inc...........................  23,422     589,063
*   Extreme Networks...................................  87,771     642,484
*   F5 Networks, Inc...................................  23,500   2,514,500
*   Fabrinet...........................................  24,255     447,990
*   Facebook, Inc. Class A............................. 440,331  27,551,511
#   FactSet Research Systems, Inc......................  24,233   2,563,124
    Fair Isaac Corp....................................  28,576   1,553,391
*   Fairchild Semiconductor International, Inc......... 119,689   1,527,232
#*  FalconStor Software, Inc...........................  21,742      32,613
*   FARO Technologies, Inc.............................  11,460     592,711
    FEI Co.............................................  33,554   3,144,681
    Fidelity National Information Services, Inc........ 219,255  11,116,228
*   Finisar Corp.......................................  87,719   2,079,817
#*  First Solar, Inc................................... 130,087   6,579,800
*   Fiserv, Inc........................................ 123,430   6,918,251
*   FleetCor Technologies, Inc.........................  55,064   5,854,404
    FLIR Systems, Inc.................................. 130,061   4,125,535
*   FormFactor, Inc....................................  53,779     346,337
    Forrester Research, Inc............................  15,969     599,476

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Fortinet, Inc......................................    74,629 $ 1,582,135
#*  Freescale Semiconductor, Ltd.......................   119,602   2,168,384
*   Frequency Electronics, Inc.........................     5,169      62,493
*   Fusion-io, Inc.....................................    64,803     712,833
*   Gartner, Inc.......................................    33,050   2,324,407
*   Genpact, Ltd.......................................   182,432   3,095,871
*   GigOptix, Inc......................................     1,174       1,808
*   Global Cash Access Holdings, Inc...................    53,109     450,364
    Global Payments, Inc...............................    63,469   4,194,666
#   Globalscape, Inc...................................     7,843      28,627
*   Google, Inc. Class A...............................    68,974  81,456,225
*   GSE Systems, Inc...................................    10,738      18,792
*   GSI Group, Inc.....................................    25,444     274,541
#*  GSI Technology, Inc................................    18,402     122,557
#*  GT Advanced Technologies, Inc......................    72,222     741,720
#*  Guidance Software, Inc.............................     5,853      63,154
#*  Guidewire Software, Inc............................    31,476   1,485,982
    Hackett Group, Inc. (The)..........................    30,512     180,021
*   Harmonic, Inc......................................   113,919     747,309
    Harris Corp........................................    58,839   4,079,896
#   Heartland Payment Systems, Inc.....................    29,726   1,281,488
    Hewlett-Packard Co.................................   751,260  21,786,540
*   Hittite Microwave Corp.............................    25,186   1,444,417
*   Hutchinson Technology, Inc.........................    19,571      74,370
    IAC/InterActiveCorp................................    85,223   5,969,019
*   ID Systems, Inc....................................     7,118      43,064
*   Identive Group, Inc................................    29,569      28,948
*   IEC Electronics Corp...............................     5,002      19,758
*   iGATE Corp.........................................    47,072   1,588,680
*   Ikanos Communications, Inc.........................     4,543       4,543
*   Imation Corp.......................................    27,305     131,337
*   Immersion Corp.....................................     9,931     116,193
#*  Infinera Corp......................................    91,317     796,284
*   Informatica Corp...................................    87,297   3,523,307
*   Ingram Micro, Inc. Class A.........................   163,630   4,094,023
*   Innodata, Inc......................................    13,032      37,662
#*  Inphi Corp.........................................    15,287     175,495
*   Insight Enterprises, Inc...........................    41,599     877,739
*   Integrated Device Technology, Inc..................   145,003   1,399,279
*   Integrated Silicon Solution, Inc...................    28,868     339,776
    Intel Corp......................................... 1,902,255  46,681,338
*   Intellicheck Mobilisa, Inc.........................     4,118       1,997
*   Interactive Intelligence Group, Inc................     6,712     509,709
    InterDigital, Inc..................................    29,340     843,525
*   Internap Network Services Corp.....................    47,600     387,940
    International Business Machines Corp...............   236,758  41,830,403
*   International Rectifier Corp.......................    79,955   2,079,630
*   Interphase Corp....................................     2,397       9,444
    Intersil Corp. Class A.............................   138,626   1,572,019
#*  inTEST Corp........................................     1,100       4,257
*   Intevac, Inc.......................................    16,827     124,856
*   IntraLinks Holdings, Inc...........................    44,662     472,524
*   IntriCon Corp......................................     2,604      11,640

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Intuit, Inc........................................  67,449 $ 4,940,639
*   Inuvo, Inc.........................................     773         974
#*  InvenSense, Inc....................................  14,754     290,506
#*  IPG Photonics Corp.................................  42,610   2,849,331
*   Iteris, Inc........................................   3,700       8,362
#*  Itron, Inc.........................................  42,093   1,699,715
*   Ixia...............................................  53,268     681,298
    IXYS Corp..........................................  23,823     302,314
#   j2 Global, Inc.....................................  37,655   1,707,654
    Jabil Circuit, Inc................................. 208,867   3,753,340
    Jack Henry & Associates, Inc.......................  71,098   3,965,846
#*  JDS Uniphase Corp.................................. 175,850   2,337,046
*   Juniper Networks, Inc.............................. 377,588  10,047,617
*   Kemet Corp.........................................  43,819     241,881
*   Key Tronic Corp....................................   8,234      86,457
    KLA-Tencor Corp....................................  71,178   4,375,312
#*  Kopin Corp.........................................  52,846     202,929
*   Kulicke & Soffa Industries, Inc....................  88,890   1,034,680
*   KVH Industries, Inc................................  14,698     193,720
*   Lam Research Corp.................................. 124,245   6,288,039
*   Lattice Semiconductor Corp......................... 108,900     629,442
#   Leidos Holdings, Inc...............................  90,950   4,123,673
    Lexmark International, Inc. Class A................  76,588   3,001,484
*   LGL Group, Inc. (The)..............................     964       5,514
*   Limelight Networks, Inc............................  80,422     153,606
#   Linear Technology Corp.............................  81,355   3,623,552
*   LinkedIn Corp. Class A.............................  21,479   4,622,496
*   Lionbridge Technologies, Inc.......................  50,577     278,174
#*  Liquidity Services, Inc............................   2,998      71,262
    Littelfuse, Inc....................................  17,754   1,588,983
#*  LogMeIn, Inc.......................................   5,937     201,621
*   LoJack Corp........................................  18,587      73,605
    LSI Corp........................................... 441,194   4,866,370
*   LTX-Credence Corp..................................  41,824     357,595
*   Magnachip Semiconductor Corp.......................  38,971     616,132
*   Manhattan Associates, Inc..........................  57,552   1,940,653
#   ManTech International Corp. Class A................  24,118     701,834
#   Marchex, Inc. Class B..............................  18,835     176,296
    Marvell Technology Group, Ltd...................... 377,061   5,629,521
    MasterCard, Inc. Class A........................... 263,030  19,906,110
#*  Mattersight Corp...................................   2,290      13,190
*   Mattson Technology, Inc............................  41,768     124,051
    Maxim Integrated Products, Inc..................... 119,916   3,628,658
    MAXIMUS, Inc.......................................  55,844   2,366,110
*   MaxLinear, Inc. Class A............................   9,110      93,469
#*  Maxwell Technologies, Inc..........................  30,742     250,855
*   Measurement Specialties, Inc.......................  12,334     680,467
    Mentor Graphics Corp............................... 116,438   2,421,910
*   Mercury Systems, Inc...............................  24,032     257,142
#   Mesa Laboratories, Inc.............................   2,478     198,909
    Methode Electronics, Inc...........................  33,723   1,135,116
    Micrel, Inc........................................  44,629     445,397
#   Microchip Technology, Inc..........................  71,648   3,214,129

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Micron Technology, Inc.............................   743,836 $17,137,981
#*  MICROS Systems, Inc................................    60,867   3,379,945
*   Microsemi Corp.....................................    98,697   2,313,458
    Microsoft Corp..................................... 2,090,099  79,110,247
    MKS Instruments, Inc...............................    54,738   1,649,256
    MOCON, Inc.........................................     3,434      58,756
*   ModusLink Global Solutions, Inc....................    27,305     140,621
*   MoneyGram International, Inc.......................    22,061     408,129
*   Monolithic Power Systems, Inc......................    27,993     915,091
#   Monotype Imaging Holdings, Inc.....................    31,633     922,735
#*  Monster Worldwide, Inc.............................   104,133     637,294
#*  MoSys, Inc.........................................    27,600     138,552
    Motorola Solutions, Inc............................    68,951   4,399,074
*   Move, Inc..........................................    26,766     378,471
#   MTS Systems Corp...................................    12,976     912,602
*   Multi-Fineline Electronix, Inc.....................    19,220     265,236
*   Nanometrics, Inc...................................    21,470     363,702
#*  NAPCO Security Technologies, Inc...................     8,159      59,479
#   National Instruments Corp..........................   100,630   2,918,270
*   NCI, Inc. Class A..................................     5,008      33,303
*   NCR Corp...........................................   116,768   4,109,066
#*  NeoPhotonics Corp..................................     1,440      10,570
    NetApp, Inc........................................   174,681   7,395,994
#*  NETGEAR, Inc.......................................    34,489   1,100,544
#*  Netlist, Inc.......................................    11,100      17,205
*   Netscout Systems, Inc..............................    31,562   1,114,770
#*  NetSuite, Inc......................................    17,837   1,876,096
#*  NeuStar, Inc. Class A..............................    51,089   1,731,406
*   Newport Corp.......................................    38,600     700,204
    NIC, Inc...........................................    21,689     471,519
*   Novatel Wireless, Inc..............................    23,600      63,012
#*  Nuance Communications, Inc.........................   227,048   3,480,646
#*  Numerex Corp. Class A..............................     7,300      97,455
    NVIDIA Corp........................................   437,793   6,873,350
*   Oclaro, Inc........................................    55,087     147,082
*   OmniVision Technologies, Inc.......................    52,695     810,976
*   ON Semiconductor Corp..............................   310,662   2,597,134
*   Onvia, Inc.........................................       442       2,254
#*  OpenTable, Inc.....................................    13,321   1,002,805
*   Oplink Communications, Inc.........................    18,141     307,127
    Optical Cable Corp.................................     3,696      14,488
    Oracle Corp........................................   899,319  33,184,871
*   OSI Systems, Inc...................................    16,086     931,862
#*  Pandora Media, Inc.................................    86,387   3,115,979
*   PAR Technology Corp................................     8,654      46,818
    Park Electrochemical Corp..........................    18,914     570,635
#*  Parkervision, Inc..................................     2,905      13,334
    Paychex, Inc.......................................   130,670   5,464,619
    PC Connection, Inc.................................    18,315     374,725
    PC-Tel, Inc........................................    12,027      98,742
*   PCM, Inc...........................................     7,619      76,190
*   PDF Solutions, Inc.................................    16,670     395,079
    Pegasystems, Inc...................................     8,571     389,466

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    Perceptron, Inc....................................   7,250 $   111,723
*   Perficient, Inc....................................  32,938     676,217
*   Performance Technologies, Inc......................   4,350      16,182
*   Pericom Semiconductor Corp.........................  19,546     161,841
*   Photronics, Inc....................................  53,760     446,208
*   Pixelworks, Inc....................................   8,118      44,162
#*  Planar Systems, Inc................................   9,180      23,042
    Plantronics, Inc...................................  34,383   1,476,062
*   Plexus Corp........................................  35,954   1,405,801
*   PLX Technology, Inc................................  26,267     158,915
*   PMC - Sierra, Inc.................................. 189,227   1,239,437
*   Polycom, Inc....................................... 154,045   1,837,757
    Power Integrations, Inc............................  23,948   1,418,440
*   PRGX Global, Inc...................................  24,971     166,307
#*  Procera Networks, Inc..............................  11,749     135,818
*   Progress Software Corp.............................  51,253   1,238,785
*   PROS Holdings, Inc.................................  10,446     397,052
*   PTC, Inc...........................................  98,640   3,519,475
#*  Pulse Electronics Corp.............................   1,308       3,976
    QAD, Inc. Class A..................................   5,894     107,212
    QAD, Inc. Class B..................................   1,959      31,942
*   QLogic Corp........................................  87,439   1,011,669
    QUALCOMM, Inc...................................... 411,597  30,548,729
*   Qualstar Corp......................................   3,826       4,553
#*  Quantum Corp....................................... 104,104     130,130
#*  QuickLogic Corp....................................   7,193      34,023
*   QuinStreet, Inc....................................  30,209     249,828
*   Qumu Corp..........................................   6,460      97,352
#*  Rackspace Hosting, Inc............................. 112,807   4,107,303
*   Radisys Corp.......................................  20,449      57,871
*   Rainmaker Systems, Inc.............................   4,893       1,272
*   Rambus, Inc........................................  87,903     783,216
*   RealD, Inc.........................................  33,877     303,199
*   RealNetworks, Inc..................................  27,707     201,707
*   RealPage, Inc......................................  20,403     458,659
*   Red Hat, Inc.......................................  48,409   2,735,108
#*  Reis, Inc..........................................   6,081     108,242
*   Relm Wireless Corp.................................   1,238       4,160
#*  Remark Media, Inc..................................   1,020       5,131
*   Responsys, Inc.....................................  22,457     606,564
    RF Industries, Ltd.................................   4,931      32,643
*   RF Micro Devices, Inc.............................. 252,604   1,346,379
    Richardson Electronics, Ltd........................   9,355     107,863
#*  Riverbed Technology, Inc........................... 110,153   2,172,217
*   Rofin-Sinar Technologies, Inc......................  24,231     559,736
*   Rogers Corp........................................  18,659   1,132,601
*   Rosetta Stone, Inc.................................  20,764     230,065
*   Rovi Corp..........................................  95,719   2,030,200
#*  Rubicon Technology, Inc............................  18,250     200,203
*   Rudolph Technologies, Inc..........................  28,723     315,666
*   Saba Software, Inc.................................  10,919     141,947
*   Salesforce.com, Inc................................ 135,290   8,189,104
    SanDisk Corp....................................... 175,868  12,231,619

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Sanmina Corp.......................................  96,428 $ 1,612,276
*   Sapient Corp....................................... 115,275   1,847,858
*   ScanSource, Inc....................................  26,611     998,977
    Science Applications International Corp............  44,504   1,647,093
*   Seachange International, Inc.......................  35,007     418,684
    Seagate Technology P.L.C........................... 140,077   7,404,470
*   Semtech Corp.......................................  50,115   1,143,123
*   ServiceSource International, Inc...................   5,015      40,020
*   Sevcon, Inc........................................     613       4,604
*   ShoreTel, Inc......................................  54,109     416,639
*   Sigma Designs, Inc.................................  28,288     132,671
#*  Silicon Graphics International Corp................  18,836     245,056
*   Silicon Image, Inc.................................  72,830     407,120
*   Silicon Laboratories, Inc..........................  32,884   1,553,440
*   Skyworks Solutions, Inc............................ 187,419   5,669,425
*   Smith Micro Software, Inc..........................  22,674      36,278
*   SMTC Corp..........................................  10,077      21,766
*   SolarWinds, Inc....................................  27,322   1,089,875
    Solera Holdings, Inc...............................  45,933   3,069,702
#*  Sonus Networks, Inc................................ 277,971     833,913
*   Spansion, Inc. Class A.............................  59,964     899,460
#*  Spark Networks, Inc................................   7,600      43,548
#*  Speed Commerce, Inc................................  23,259      93,036
*   SS&C Technologies Holdings, Inc....................  75,258   2,921,516
*   Stamps.com, Inc....................................  12,220     482,201
*   StarTek, Inc.......................................   8,170      52,043
#*  STR Holdings, Inc..................................  11,700      17,550
#*  Stratasys, Ltd.....................................  36,074   4,349,081
#*  SunEdison, Inc..................................... 205,115   2,853,150
#*  SunPower Corp...................................... 104,563   3,383,659
*   Super Micro Computer, Inc..........................  43,745     899,397
*   Supertex, Inc......................................  11,578     309,133
*   support.com, Inc...................................  43,901     118,533
*   Sykes Enterprises, Inc.............................  45,535     954,414
    Symantec Corp...................................... 263,917   5,650,463
#*  Synaptics, Inc.....................................  26,643   1,554,885
#*  Synchronoss Technologies, Inc......................  31,247     833,045
*   SYNNEX Corp........................................  39,675   2,227,751
*   Synopsys, Inc...................................... 115,885   4,619,176
#*  Syntel, Inc........................................  27,343   2,303,648
*   Take-Two Interactive Software, Inc.................  83,062   1,593,129
#*  Tangoe, Inc........................................  19,275     351,383
    TE Connectivity, Ltd............................... 126,207   7,131,958
*   Tech Data Corp.....................................  39,266   2,117,223
*   TeleCommunication Systems, Inc. Class A............  44,803     101,703
*   Telenav, Inc.......................................  34,314     223,041
#*  TeleTech Holdings, Inc.............................  40,213     877,448
#*  Teradata Corp......................................  43,236   1,777,864
#*  Teradyne, Inc...................................... 196,904   3,703,764
    Tessco Technologies, Inc...........................   6,747     224,608
    Tessera Technologies, Inc..........................  52,636   1,044,825
    Texas Instruments, Inc............................. 275,014  11,660,594
*   TheStreet, Inc.....................................  10,517      28,606

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   TIBCO Software, Inc................................ 131,576 $ 2,801,253
*   TiVo, Inc..........................................  19,132     237,045
    Total System Services, Inc......................... 121,215   3,621,904
    Transact Technologies, Inc.........................   5,192      61,681
#*  Travelzoo, Inc.....................................   2,163      48,192
*   Trimble Navigation, Ltd............................  85,222   2,755,227
*   Trio Tech International............................   1,525       4,850
*   TriQuint Semiconductor, Inc........................ 195,803   1,625,165
*   TSR, Inc...........................................     210         628
*   TTM Technologies, Inc..............................  74,295     595,103
*   Tyler Technologies, Inc............................  17,136   1,806,991
#*  Ubiquiti Networks, Inc.............................  12,921     532,345
*   Ultimate Software Group, Inc.......................   8,474   1,383,211
*   Ultra Clean Holdings...............................  25,327     289,488
#*  Ultratech, Inc.....................................  20,540     519,662
#*  Unisys Corp........................................  35,405   1,213,329
    United Online, Inc.................................  12,987     157,273
#*  Unwired Planet, Inc................................  42,677      71,271
#*  USA Technologies, Inc..............................  15,296      33,345
*   UTStarcom Holdings Corp............................  13,753      36,996
#*  Vantiv, Inc. Class A...............................  35,309   1,071,275
#*  Veeco Instruments, Inc.............................  37,861   1,439,097
*   VeriFone Systems, Inc.............................. 110,107   3,194,204
*   Verint Systems, Inc................................  42,645   1,937,789
#*  VeriSign, Inc......................................  49,085   2,883,744
#*  ViaSat, Inc........................................  37,708   2,244,003
#*  Viasystems Group, Inc..............................  15,052     196,579
#*  Vicon Industries, Inc..............................     600       2,460
*   Video Display Corp.................................   3,612      13,689
*   Virtusa Corp.......................................  22,068     756,491
    Visa, Inc. Class A................................. 127,752  27,521,613
#*  Vishay Intertechnology, Inc........................ 119,662   1,625,010
#*  Vishay Precision Group, Inc........................  12,209     173,856
#*  VistaPrint NV......................................  23,086   1,128,444
#*  VMware, Inc. Class A...............................  17,754   1,600,346
#*  Wave Systems Corp. Class A.........................     475         404
    Wayside Technology Group, Inc......................   2,300      32,453
#*  Web.com Group, Inc.................................  31,944   1,079,707
#*  WebMD Health Corp..................................  31,910   1,528,489
*   Westell Technologies, Inc. Class A.................  44,422     166,583
    Western Digital Corp............................... 172,010  14,822,102
#   Western Union Co. (The)............................ 178,919   2,755,353
*   WEX, Inc...........................................  31,707   2,611,389
*   Wireless Telecom Group, Inc........................   3,316      11,274
    Xerox Corp......................................... 951,992  10,329,113
    Xilinx, Inc........................................  88,623   4,113,880
*   XO Group, Inc......................................  24,719     299,841
    Xyratex, Ltd.......................................  25,063     331,082
*   Yahoo!, Inc........................................ 346,508  12,481,218
*   Zebra Technologies Corp. Class A...................  39,815   2,188,232
#*  Zillow, Inc. Class A...............................  13,590   1,115,739
#*  Zix Corp...........................................  44,261     198,732
*   Zygo Corp..........................................  15,640     219,429

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Information Technology -- (Continued)
*   Zynga, Inc. Class A................................ 661,522 $    2,910,697
                                                                --------------
Total Information Technology...........................          1,424,294,142
                                                                --------------
Materials -- (4.3%)
    A Schulman, Inc....................................  27,885        947,253
*   AEP Industries, Inc................................   4,361        192,058
    Air Products & Chemicals, Inc......................  46,991      4,940,634
    Airgas, Inc........................................  37,700      3,892,148
    Albemarle Corp.....................................  65,155      4,181,648
#   Alcoa, Inc......................................... 687,756      7,916,072
    Allegheny Technologies, Inc........................ 118,304      3,719,478
#*  Allied Nevada Gold Corp............................  61,549        302,206
#*  AM Castle & Co.....................................  20,061        275,237
#   AMCOL International Corp...........................  30,154      1,027,347
*   American Biltrite, Inc.............................      17          7,080
*   American Pacific Corp..............................   6,089        282,712
#   American Vanguard Corp.............................  29,848        693,668
#   Aptargroup, Inc....................................  49,273      3,143,617
*   Arabian American Development Co....................  13,745        156,693
    Ashland, Inc.......................................  60,273      5,593,937
    Avery Dennison Corp................................  82,517      4,065,613
    Axiall Corp........................................  57,631      2,299,477
    Balchem Corp.......................................  20,092      1,095,416
    Ball Corp..........................................  47,056      2,408,797
#   Bemis Co., Inc..................................... 103,161      3,972,730
    Cabot Corp.........................................  64,308      3,129,870
*   Calgon Carbon Corp.................................  47,248        959,607
#   Carpenter Technology Corp..........................  54,069      3,141,950
    Celanese Corp. Series A............................  48,728      2,467,586
*   Century Aluminum Co................................  89,462      1,044,022
    CF Industries Holdings, Inc........................  50,493     11,656,814
    Chase Corp.........................................   5,531        174,890
*   Chemtura Corp...................................... 106,726      2,676,688
*   Clearwater Paper Corp..............................  22,824      1,299,827
#   Cliffs Natural Resources, Inc...................... 211,131      4,079,051
*   Coeur Mining, Inc..................................  77,841        790,086
    Commercial Metals Co............................... 116,807      2,226,341
#   Compass Minerals International, Inc................  25,833      2,030,990
#*  Contango ORE, Inc..................................     833          9,163
*   Continental Materials Corp.........................     268          5,805
*   Core Molding Technologies, Inc.....................   5,580         68,355
*   Crown Holdings, Inc................................  50,511      2,076,002
    Cytec Industries, Inc..............................  40,733      3,664,748
    Deltic Timber Corp.................................   6,112        393,063
    Domtar Corp........................................  36,579      3,928,950
    Dow Chemical Co. (The)............................. 365,150     16,617,976
    Eagle Materials, Inc...............................  40,222      3,167,482
    Eastman Chemical Co................................  71,773      5,595,423
    Ecolab, Inc........................................  84,222      8,467,680
    EI du Pont de Nemours & Co......................... 236,511     14,429,536
*   Ferro Corp.........................................  74,702        939,751
#*  Flotek Industries, Inc.............................  41,616        895,160
    FMC Corp...........................................  47,679      3,367,568

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Freeport-McMoRan Copper & Gold, Inc................ 388,849 $12,602,596
    Friedman Industries, Inc...........................   5,521      45,990
#   FutureFuel Corp....................................  25,322     414,268
#*  General Moly, Inc..................................  63,899      82,430
    Globe Specialty Metals, Inc........................  52,261     913,522
*   Golden Minerals Co.................................   7,014       5,704
*   Graphic Packaging Holding Co....................... 335,971   3,191,724
    Greif, Inc. Class A................................  26,368   1,335,012
    Greif, Inc. Class B................................  14,223     789,519
#   Hawkins, Inc.......................................   7,394     260,343
    Haynes International, Inc..........................  11,779     602,378
    HB Fuller Co.......................................  40,448   1,884,068
*   Headwaters, Inc....................................  36,139     401,866
#   Hecla Mining Co.................................... 247,286     749,277
#*  Horsehead Holding Corp.............................  50,607     775,299
    Huntsman Corp...................................... 230,924   5,061,854
    Innophos Holdings, Inc.............................  22,605   1,054,975
    Innospec, Inc......................................  19,194     822,271
    International Flavors & Fragrances, Inc............  29,143   2,526,115
    International Paper Co............................. 152,071   7,259,870
#*  Intrepid Potash, Inc...............................  65,369     960,924
#   Kaiser Aluminum Corp...............................  16,078   1,122,405
*   KapStone Paper and Packaging Corp..................  85,634   2,395,183
    KMG Chemicals, Inc.................................   9,500     148,770
    Koppers Holdings, Inc..............................  15,498     612,171
*   Kraton Performance Polymers, Inc...................  32,238     806,272
    Kronos Worldwide, Inc..............................  56,104     868,490
*   Landec Corp........................................  24,600     264,450
*   Louisiana-Pacific Corp............................. 139,501   2,445,453
#*  LSB Industries, Inc................................  21,925     725,937
    LyondellBasell Industries NV Class A............... 103,052   8,116,375
#   Martin Marietta Materials, Inc.....................  30,488   3,323,497
*   Material Sciences Corp.............................   3,017      38,225
    Materion Corp......................................  20,581     546,837
#*  McEwen Mining, Inc................................. 136,545     355,017
    MeadWestvaco Corp.................................. 130,601   4,710,778
*   Mercer International, Inc..........................  43,784     408,943
    Minerals Technologies, Inc.........................  33,798   1,746,681
#*  Mines Management, Inc..............................   4,267       3,286
#*  Molycorp, Inc......................................  10,678      51,788
    Monsanto Co........................................ 132,414  14,108,712
    Mosaic Co. (The)...................................  92,450   4,128,817
    Myers Industries, Inc..............................  34,716     664,811
    Neenah Paper, Inc..................................  13,564     589,220
#   NewMarket Corp.....................................   7,800   2,611,908
    Newmont Mining Corp................................ 142,662   3,081,499
    Noranda Aluminum Holding Corp......................  43,884     143,062
*   Northern Technologies International Corp...........   2,180      40,156
    Nucor Corp......................................... 229,411  11,092,022
#   Olin Corp..........................................  96,399   2,478,418
    Olympic Steel, Inc.................................  10,794     298,886
*   OM Group, Inc......................................  28,483     921,140
*   OMNOVA Solutions, Inc..............................  37,968     343,231

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
*   Owens-Illinois, Inc................................ 160,601 $5,145,656
    Packaging Corp. of America.........................  71,239  4,602,039
#*  Penford Corp.......................................   9,592    118,749
    PH Glatfelter Co...................................  35,183  1,090,321
    PolyOne Corp.......................................  72,826  2,589,693
    PPG Industries, Inc................................  36,358  6,630,245
    Praxair, Inc.......................................  72,680  9,064,650
    Quaker Chemical Corp...............................  10,595    732,220
    Reliance Steel & Aluminum Co.......................  65,756  4,599,632
*   Resolute Forest Products, Inc......................   4,112     79,362
    Rock Tenn Co. Class A..............................  53,558  5,435,066
    Rockwood Holdings, Inc.............................  59,647  4,087,609
#   Royal Gold, Inc....................................  38,090  2,130,755
    RPM International, Inc............................. 118,153  4,687,129
#*  RTI International Metals, Inc......................  27,121    844,006
#   Schnitzer Steel Industries, Inc. Class A...........  26,160    691,147
    Schweitzer-Mauduit International, Inc..............  25,108  1,158,232
    Scotts Miracle-Gro Co. (The) Class A...............  54,255  3,222,204
    Sealed Air Corp.................................... 169,269  5,279,500
#*  Senomyx, Inc.......................................   8,376     66,505
    Sensient Technologies Corp.........................  53,121  2,598,679
    Sherwin-Williams Co. (The).........................  25,786  4,725,542
    Sigma-Aldrich Corp.................................  39,262  3,650,188
#   Silgan Holdings, Inc...............................  48,766  2,234,946
#*  Silver Bull Resources, Inc.........................     500        165
#*  Solitario Exploration & Royalty Corp...............   1,700      1,683
    Sonoco Products Co.................................  77,100  3,190,398
#   Southern Copper Corp...............................  43,034  1,204,091
    Steel Dynamics, Inc................................ 215,383  3,553,819
    Stepan Co..........................................  14,828    939,947
*   Stillwater Mining Co............................... 107,140  1,343,536
*   SunCoke Energy, Inc................................  72,142  1,600,110
    Synalloy Corp......................................   4,755     72,704
#*  Texas Industries, Inc..............................  23,386  1,759,095
    Tredegar Corp......................................  13,871    343,862
#   Tronox, Ltd. Class A...............................  64,056  1,406,670
*   United States Lime & Minerals, Inc.................   3,372    183,943
#   United States Steel Corp........................... 248,639  6,491,964
*   Universal Stainless & Alloy Products, Inc..........   5,675    180,124
#   US Silica Holdings, Inc............................  41,846  1,239,479
#   Valhi, Inc.........................................  66,024    934,240
    Valspar Corp. (The)................................  63,347  4,452,027
#*  Verso Paper Corp...................................  12,902     38,706
    Vulcan Materials Co................................  98,172  6,060,158
#   Walter Energy, Inc.................................  54,392    617,893
    Wausau Paper Corp..................................  41,597    568,215
    Westlake Chemical Corp.............................  35,426  4,305,676
    Worthington Industries, Inc........................  56,984  2,310,131
*   WR Grace & Co......................................  27,933  2,634,641
    Zep, Inc...........................................  15,790    253,272

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
*   Zoltek Cos., Inc...................................    29,849 $    498,478
                                                                  ------------
Total Materials........................................            382,999,752
                                                                  ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     2,293           --
o*  Concord Camera Corp. Escrow Shares.................       405           --
o*  Gerber Scientific, Inc. Escrow Shares..............    15,579           --
o*  Softbrands, Inc. Escrow Shares.....................     3,200           --
                                                                  ------------
Total Other                                                                 --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
#   Gaming and Leisure Properties, Inc.................    65,387    2,268,929
    Parkway Properties, Inc............................    15,133      268,459
                                                                  ------------
Total Real Estate Investment Trusts                                  2,537,388
                                                                  ------------
Telecommunication Services -- (1.7%)
*   8x8, Inc...........................................    51,971      526,986
#*  Alaska Communications Systems Group, Inc...........    30,523       66,540
#   Alteva.............................................     3,521       29,400
    AT&T, Inc.......................................... 1,762,656   58,731,698
    Atlantic Tele-Network, Inc.........................    15,815      921,224
*   Boingo Wireless, Inc...............................     4,724       28,580
*   Cbeyond, Inc.......................................    27,607      200,427
#   CenturyLink, Inc...................................   186,399    5,379,475
*   Cincinnati Bell, Inc...............................   138,975      480,854
    Cogent Communications Group, Inc...................     8,316      344,033
    Consolidated Communications Holdings, Inc..........    30,999      606,960
*   Crown Castle International Corp....................    72,146    5,119,480
#   Frontier Communications Corp....................... 1,162,352    5,463,054
*   General Communication, Inc. Class A................    38,056      370,285
#   HickoryTech Corp...................................     9,412      134,686
    IDT Corp. Class B..................................    17,248      293,216
    Inteliquent, Inc...................................    41,494      481,330
#*  Iridium Communications, Inc........................    57,785      366,357
*   Leap Wireless International, Inc...................    51,554      904,773
#*  Level 3 Communications, Inc........................   134,561    4,319,408
    Lumos Networks Corp................................    16,768      318,760
#*  NII Holdings, Inc..................................    86,707      260,988
#   NTELOS Holdings Corp...............................    26,667      437,605
*   ORBCOMM, Inc.......................................    37,244      256,984
*   Premiere Global Services, Inc......................    46,731      509,368
#   PTGi Holding, Inc..................................     7,362       27,042
#*  SBA Communications Corp. Class A...................    44,007    4,081,649
    Shenandoah Telecommunications Co...................    24,476      614,348
#*  Sprint Corp........................................   379,417    3,137,779
*   Straight Path Communications, Inc. Class B.........     8,024       66,118
    T-Mobile US, Inc...................................    93,063    2,844,936
    Telephone & Data Systems, Inc......................   113,757    3,073,714
*   tw telecom, Inc....................................   113,166    3,333,870
    United States Cellular Corp........................    29,939    1,325,998
    USA Mobility, Inc..................................    21,634      308,501
    Verizon Communications, Inc........................   858,940   41,246,299

                                      136

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Telecommunication Services -- (Continued)
*   Vonage Holdings Corp............................... 218,009 $  1,005,021
#   Windstream Holdings, Inc........................... 609,408    4,558,372
                                                                ------------
Total Telecommunication Services.......................          152,176,118
                                                                ------------
Utilities -- (2.6%)
    AES Corp........................................... 386,774    5,438,042
    AGL Resources, Inc.................................  96,547    4,613,016
    ALLETE, Inc........................................  32,655    1,632,097
    Alliant Energy Corp................................  39,751    2,065,462
    Ameren Corp........................................  86,993    3,291,815
    American Electric Power Co., Inc................... 124,806    6,091,781
    American States Water Co...........................  31,169      885,200
    American Water Works Co., Inc......................  63,904    2,720,393
#   Aqua America, Inc.................................. 137,621    3,296,023
    Artesian Resources Corp. Class A...................   4,218       94,947
    Atmos Energy Corp..................................  74,688    3,585,771
#   Avista Corp........................................  48,414    1,395,776
    Black Hills Corp...................................  38,116    2,089,900
#*  Cadiz, Inc.........................................   2,464       18,702
    California Water Service Group.....................  38,734      902,115
*   Calpine Corp....................................... 273,448    5,190,043
    CenterPoint Energy, Inc............................ 148,224    3,468,442
    Chesapeake Utilities Corp..........................   7,918      465,974
    Cleco Corp.........................................  49,089    2,398,488
    CMS Energy Corp....................................  84,723    2,354,452
#   Connecticut Water Service, Inc.....................   7,761      261,546
#   Consolidated Edison, Inc...........................  66,715    3,629,963
#   Consolidated Water Co., Ltd........................  12,219      157,136
#   Delta Natural Gas Co., Inc.........................   2,858       59,504
    Dominion Resources, Inc............................ 149,595   10,158,996
    DTE Energy Co......................................  61,280    4,180,522
    Duke Energy Corp................................... 180,905   12,775,511
#*  Dynegy, Inc........................................  56,836    1,157,181
    Edison International...............................  92,284    4,444,397
    El Paso Electric Co................................  31,807    1,158,729
    Empire District Electric Co. (The).................  35,687      819,017
    Entergy Corp.......................................  54,359    3,426,248
    Exelon Corp........................................ 199,101    5,773,929
    FirstEnergy Corp...................................  81,006    2,550,879
#   Gas Natural, Inc...................................   3,269       29,977
*   Genie Energy, Ltd. Class B.........................  16,745      167,450
    Great Plains Energy, Inc........................... 124,945    3,083,643
#   Hawaiian Electric Industries, Inc..................  79,894    2,078,842
#   IDACORP, Inc.......................................  43,168    2,276,249
#   Integrys Energy Group, Inc.........................  60,587    3,292,298
    ITC Holdings Corp..................................  43,012    4,451,742
    Laclede Group, Inc. (The)..........................  27,657    1,269,180
    MDU Resources Group, Inc........................... 130,874    4,193,203
#   MGE Energy, Inc....................................  18,634    1,061,020
    Middlesex Water Co.................................  12,498      248,710
#   National Fuel Gas Co...............................  29,842    2,248,893
    New Jersey Resources Corp..........................  34,399    1,568,594
    NextEra Energy, Inc................................ 112,170   10,311,788

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
     NiSource, Inc...................................... 110,538 $    3,799,191
     Northeast Utilities................................ 108,137      4,736,401
#    Northwest Natural Gas Co...........................  21,728        903,016
#    NorthWestern Corp..................................  33,444      1,512,003
     NRG Energy, Inc.................................... 239,653      6,674,336
     OGE Energy Corp....................................  66,782      2,275,263
#    Ormat Technologies, Inc............................  33,366        822,472
#    Otter Tail Corp....................................  29,111        810,450
#    Pepco Holdings, Inc................................  86,562      1,681,900
     PG&E Corp.......................................... 103,534      4,363,958
     Piedmont Natural Gas Co., Inc......................  58,655      1,936,788
     Pinnacle West Capital Corp.........................  33,614      1,769,105
     PNM Resources, Inc.................................  67,164      1,655,593
#    Portland General Electric Co.......................  59,316      1,790,157
     PPL Corp........................................... 161,502      4,937,116
     Public Service Enterprise Group, Inc............... 177,379      5,913,816
     Questar Corp....................................... 132,783      3,096,499
     RGC Resources, Inc.................................   1,530         28,886
#    SCANA Corp.........................................  41,611      1,966,952
     Sempra Energy......................................  59,465      5,513,000
     SJW Corp...........................................  15,795        451,895
     South Jersey Industries, Inc.......................  24,723      1,318,725
#    Southern Co. (The)................................. 205,906      8,491,563
     Southwest Gas Corp.................................  39,108      2,101,273
#    TECO Energy, Inc................................... 187,182      3,066,041
     UGI Corp........................................... 121,147      5,256,568
#    UIL Holdings Corp..................................  38,639      1,494,170
     Unitil Corp........................................  10,896        331,674
#    UNS Energy Corp....................................  32,100      1,922,148
     Vectren Corp.......................................  67,899      2,479,671
#    Westar Energy, Inc................................. 104,865      3,478,372
     WGL Holdings, Inc..................................  39,328      1,485,812
#    Wisconsin Energy Corp..............................  78,566      3,352,411
     Xcel Energy, Inc................................... 150,926      4,363,271
     York Water Co......................................   8,955        182,413
                                                                 --------------
Total Utilities.........................................            234,796,495
                                                                 --------------
TOTAL COMMON STOCKS.....................................          8,140,769,450
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*   Enron TOPRS Escrow Shares..........................     666             --
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights.........     988             --
o*   Community Health Systems, Inc. Rights 01/04/16..... 216,226          8,649
o*   LGL Group Inc (The) Warrants 08/06/18..............   4,820            339
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16....  12,563             --
o*   PhotoMedex, Inc. Contingent Value Warrants 12/13/14     389             --
o*   Tejon Ranch Co. Warrants 08/31/16..................   2,148          8,699
o*   U.S. Concrete, Inc. Warrants Class A 08/31/17......     294          1,293

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
o*    U.S. Concrete, Inc. Warrants Class B 08/31/17..        294 $          838
TOTAL RIGHTS/WARRANTS................................                    19,818
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional Liquid Reserves,
        0.060%....................................... 70,439,170     70,439,170
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (8.9%)
(S)@  DFA Short Term Investment Fund................. 69,473,956    803,813,669
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,577,472,706)^^............................            $9,015,042,107
                                                                 ==============

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U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $1,149,865,957 $     38,654   --    $1,149,904,611
   Consumer Staples.........    552,301,112           --   --       552,301,112
   Energy...................    815,700,169           --   --       815,700,169
   Financials...............  1,373,631,853        1,800   --     1,373,633,653
   Health Care..............    958,658,563       23,131   --       958,681,694
   Industrials..............  1,093,744,060          256   --     1,093,744,316
   Information Technology...  1,424,294,142           --   --     1,424,294,142
   Materials................    382,999,752           --   --       382,999,752
   Other....................             --           --   --                --
   Real Estate Investment
     Trusts.................      2,537,388           --   --         2,537,388
   Telecommunication
     Services...............    152,176,118           --   --       152,176,118
   Utilities................    234,796,495           --   --       234,796,495
Preferred Stocks
   Other....................             --           --   --                --
Rights/Warrants.............             --       19,818   --            19,818
Temporary Cash Investments..     70,439,170           --   --        70,439,170
Securities Lending
  Collateral................             --  803,813,669   --       803,813,669
                             -------------- ------------   --    --------------
TOTAL....................... $8,211,144,779 $803,897,328   --    $9,015,042,107
                             ============== ============   ==    ==============

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

                         U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (12.4%)
*   1-800-Flowers.com, Inc. Class A....................  46,103 $   232,359
    Aaron's, Inc....................................... 124,911   3,358,857
#   Abercrombie & Fitch Co. Class A.................... 106,414   3,764,927
    Advance Auto Parts, Inc............................  19,701   2,261,872
#*  Aeropostale, Inc................................... 130,833     922,373
    AH Belo Corp. Class A..............................  28,956     231,358
*   ALCO Stores, Inc...................................     100         909
    Allison Transmission Holdings, Inc................. 146,681   4,214,145
*   Amazon.com, Inc....................................  36,479  13,084,653
    Ambassadors Group, Inc.............................  23,469     116,641
*   AMC Networks, Inc. Class A.........................  39,188   2,525,275
    AMCON Distributing Co..............................     668      56,780
#*  America's Car-Mart, Inc............................  14,916     575,012
#*  American Apparel, Inc..............................  38,775      38,240
*   American Axle & Manufacturing Holdings, Inc........  86,852   1,617,184
#   American Eagle Outfitters, Inc..................... 273,812   3,704,676
#*  American Public Education, Inc.....................  31,061   1,314,812
*   ANN, Inc...........................................  71,150   2,300,991
*   Apollo Education Group, Inc. Class A............... 142,156   4,590,217
    Arctic Cat, Inc....................................  23,182     981,526
    Ark Restaurants Corp...............................   4,916     107,120
*   Asbury Automotive Group, Inc.......................  56,366   2,650,329
*   Ascena Retail Group, Inc........................... 270,277   5,070,397
#*  Ascent Capital Group, Inc. Class A.................  21,275   1,522,226
#   Autoliv, Inc.......................................  52,355   4,747,028
#*  AutoNation, Inc....................................  85,779   4,236,625
*   AutoZone, Inc......................................   9,141   4,525,343
*   Ballantyne Strong, Inc.............................  17,770      84,585
#*  Bally Technologies, Inc............................  37,045   2,716,139
#*  Barnes & Noble, Inc................................  98,183   1,323,507
    Bassett Furniture Industries, Inc..................  14,448     203,717
#   Beasley Broadcasting Group, Inc. Class A...........   8,562      78,257
*   Beazer Homes USA, Inc..............................  22,402     504,269
#   bebe stores, Inc................................... 130,718     649,668
*   Bed Bath & Beyond, Inc.............................  45,415   2,899,748
    Best Buy Co., Inc.................................. 254,544   5,991,966
    Big 5 Sporting Goods Corp..........................  38,869     666,992
#*  Big Lots, Inc......................................  97,736   2,618,347
*   Biglari Holdings, Inc..............................   3,000   1,310,880
#*  BJ's Restaurants, Inc..............................  46,391   1,315,649
#*  Blue Nile, Inc.....................................   5,804     249,920
#   Blyth, Inc.........................................  24,520     229,998
    Bob Evans Farms, Inc...............................  48,017   2,412,854
#*  Body Central Corp..................................  10,272      35,130
#   Bon-Ton Stores, Inc. (The).........................  26,063     280,177
*   Books-A-Million, Inc...............................  20,408      47,142
    BorgWarner, Inc....................................  77,316   4,151,869
    Bowl America, Inc. Class A.........................   3,937      57,461
#*  Boyd Gaming Corp................................... 103,900   1,097,184
*   Bravo Brio Restaurant Group, Inc...................  33,628     502,402
#*  Bridgepoint Education, Inc.........................  71,667   1,245,572

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
    Brinker International, Inc.........................    52,003 $ 2,514,865
*   Brookfield Residential Properties, Inc.............     5,046     114,141
    Brown Shoe Co., Inc................................    75,984   1,799,301
#   Brunswick Corp.....................................    86,917   3,603,579
#   Buckle, Inc. (The).................................    38,775   1,718,508
#*  Buffalo Wild Wings, Inc............................    23,569   3,343,498
*   Build-A-Bear Workshop, Inc.........................    26,815     234,095
#*  Cabela's, Inc......................................   100,507   6,719,898
#   Cablevision Systems Corp. Class A..................   133,821   2,146,489
#*  Cache, Inc.........................................    25,413     128,590
#*  Caesars Acquisition Co. Class A....................   141,814   1,876,199
#*  Caesars Entertainment Corp.........................   166,816   3,671,620
#   Callaway Golf Co...................................   124,004   1,013,113
*   Cambium Learning Group, Inc........................    82,206     156,191
*   Canterbury Park Holding Corp.......................     5,270      59,077
#   Capella Education Co...............................    21,602   1,347,749
*   Career Education Corp..............................   118,197     642,992
*   CarMax, Inc........................................   120,937   5,455,468
*   Carmike Cinemas, Inc...............................    39,920   1,082,231
    Carnival Corp......................................   224,400   8,794,236
#   Carriage Services, Inc.............................    26,463     566,308
#*  Carrols Restaurant Group, Inc......................    34,757     211,670
    Carter's, Inc......................................    77,010   5,178,923
    Cato Corp. (The) Class A...........................    46,031   1,287,027
*   Cavco Industries, Inc..............................    12,245     956,579
    CBS Corp. Class A..................................    18,791   1,102,468
    CBS Corp. Class B..................................   354,501  20,816,299
    CEC Entertainment, Inc.............................    30,074   1,622,793
#*  Central European Media Enterprises, Ltd. Class A...    18,678      55,474
#*  Charles & Colvard, Ltd.............................    29,159     114,303
*   Charter Communications, Inc. Class A...............     9,106   1,247,522
#   Cheesecake Factory, Inc. (The).....................    95,676   4,261,409
    Cherokee, Inc......................................     8,005     109,588
    Chico's FAS, Inc...................................   239,765   3,980,099
*   Children's Place Retail Stores, Inc. (The).........    38,069   2,005,094
*   Chipotle Mexican Grill, Inc........................     5,722   3,158,315
#   Choice Hotels International, Inc...................    45,235   2,195,255
*   Christopher & Banks Corp...........................    53,335     380,812
    Churchill Downs, Inc...............................    28,595   2,548,100
    Cinemark Holdings, Inc.............................   153,849   4,509,314
*   Citi Trends, Inc...................................    25,849     413,584
    Clear Channel Outdoor Holdings, Inc. Class A.......    55,873     528,000
#   Coach, Inc.........................................    34,738   1,663,603
*   Coast Distribution System (The)....................     1,760       6,398
*   Cobra Electronics Corp.............................     9,352      30,300
#*  Coldwater Creek, Inc...............................    18,233      16,045
#   Collectors Universe, Inc...........................     8,599     171,894
#   Columbia Sportswear Co.............................    50,929   3,786,571
    Comcast Corp. Class A.............................. 1,101,420  59,972,319
    Comcast Corp. Special Class A......................   337,406  17,663,204
#*  Conn's, Inc........................................    56,833   3,450,331
    Cooper Tire & Rubber Co............................   105,768   2,474,971
    Core-Mark Holding Co., Inc.........................    19,156   1,449,151

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Corinthian Colleges, Inc........................... 125,219 $  184,072
*   Costa, Inc.........................................  18,556    398,768
    Cracker Barrel Old Country Store, Inc..............  30,166  2,986,736
*   Crocs, Inc......................................... 147,461  2,263,526
*   Crown Media Holdings, Inc. Class A.................  51,149    156,516
    CSS Industries, Inc................................   8,600    230,480
    CST Brands, Inc....................................  36,438  1,163,465
    CTC Media, Inc..................................... 261,896  3,001,328
    Culp, Inc..........................................  18,403    371,925
*   Cumulus Media, Inc. Class A........................ 138,180    924,424
#   Dana Holding Corp.................................. 227,791  4,309,806
#   Darden Restaurants, Inc............................ 101,318  5,009,162
#*  Deckers Outdoor Corp...............................  59,288  4,621,500
#*  dELiA*s, Inc.......................................  15,474     11,451
#*  Delta Apparel, Inc.................................  15,491    250,644
    Destination Maternity Corp.........................  23,762    637,534
#*  Destination XL Group, Inc..........................  82,498    443,839
#   DeVry Education Group, Inc.........................  93,561  3,381,295
*   DGSE Cos., Inc.....................................   8,710     18,117
    Dick's Sporting Goods, Inc.........................  28,649  1,504,073
#*  Digital Generation, Inc............................  46,642    629,667
    Dillard's, Inc. Class A............................  77,200  6,739,560
    DineEquity, Inc....................................  31,889  2,481,283
*   DIRECTV............................................ 110,916  7,700,898
*   Discovery Communications, Inc. Class A.............  38,327  3,057,728
*   Discovery Communications, Inc. Class B.............   2,270    182,247
*   Discovery Communications, Inc. Class C.............  31,784  2,343,116
*   DISH Network Corp. Class A.........................  31,943  1,800,946
*   Dixie Group, Inc. (The)............................  11,235    155,268
*   Dollar General Corp................................  23,310  1,312,819
*   Dollar Tree, Inc...................................  48,760  2,463,355
    Domino's Pizza, Inc................................  57,309  4,046,588
#*  Dorman Products, Inc...............................  54,753  2,855,916
*   Dover Downs Gaming & Entertainment, Inc............  18,137     28,656
    Dover Motorsports, Inc.............................   9,156     21,333
#   DR Horton, Inc..................................... 360,331  8,460,572
#*  DreamWorks Animation SKG, Inc. Class A............. 131,995  4,453,511
#   Drew Industries, Inc...............................  39,171  1,883,733
    DSW, Inc. Class A..................................  92,580  3,485,637
#   Dunkin' Brands Group, Inc..........................  90,209  4,197,425
#*  Education Management Corp..........................  69,433    481,171
    Educational Development Corp.......................   3,809     13,636
    Einstein Noah Restaurant Group, Inc................  25,761    393,113
*   Emerson Radio Corp.................................  26,350     57,443
*   Emmis Communications Corp. Class A.................   5,500     16,308
#*  Empire Resorts, Inc................................   4,800     29,088
#*  Entercom Communications Corp. Class A..............  41,042    387,026
#*  Entertainment Gaming Asia, Inc.....................   2,058      2,408
    Entravision Communications Corp. Class A...........  66,956    403,745
#   Escalade, Inc......................................  12,111    144,000
#   Ethan Allen Interiors, Inc.........................  47,995  1,211,394
#*  Ever-Glory International Group, Inc................   2,000     10,300
*   EW Scripps Co. Class A.............................  76,553  1,409,341

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
     Expedia, Inc.......................................  65,285 $ 4,242,219
*    Express, Inc.......................................  87,347   1,512,850
o#*  FAB Universal Corp.................................  23,117      70,969
#    Family Dollar Stores, Inc..........................  38,461   2,377,659
*    Famous Dave's Of America, Inc......................  10,924     183,632
#*   Federal-Mogul Corp................................. 129,700   2,319,036
*    Fiesta Restaurant Group, Inc.......................  31,463   1,351,965
*    Fifth & Pacific Cos., Inc..........................  76,431   2,193,570
     Finish Line, Inc. (The) Class A....................  86,573   2,220,597
*    Flanigan's Enterprises, Inc........................   1,000      14,535
     Flexsteel Industries, Inc..........................   7,812     240,844
     Foot Locker, Inc................................... 255,692   9,869,711
     Ford Motor Co...................................... 374,507   5,602,625
*    Fossil Group, Inc..................................  34,843   3,896,493
     Fred's, Inc. Class A...............................  58,107   1,015,710
     Frisch's Restaurants, Inc..........................   7,545     190,134
*    FTD Cos., Inc......................................  31,559     978,329
*    Fuel Systems Solutions, Inc........................  33,207     408,114
*    Full House Resorts, Inc............................  19,925      48,418
#*   G-III Apparel Group, Ltd...........................  35,952   2,515,561
*    Gaiam, Inc. Class A................................  18,959     128,732
#    GameStop Corp. Class A............................. 202,321   7,095,397
*    Gaming Partners International Corp.................   8,266      67,533
     Gannett Co., Inc................................... 362,135   9,969,577
     Gap, Inc. (The).................................... 250,607   9,543,115
#    Garmin, Ltd........................................ 135,206   6,091,030
*    Geeknet, Inc.......................................   7,665     136,360
*    General Motors Co.................................. 533,662  19,254,525
*    Genesco, Inc.......................................  40,175   2,821,089
     Gentex Corp........................................ 195,396   6,328,876
#*   Gentherm, Inc......................................  59,104   1,505,970
#    Genuine Parts Co...................................  58,553   4,815,984
     GNC Holdings, Inc. Class A.........................  12,952     661,977
     Goodyear Tire & Rubber Co. (The)................... 142,429   3,369,870
     Gordmans Stores, Inc...............................  12,089      87,283
     Graham Holdings Co. Class B........................  11,115   6,958,657
*    Grand Canyon Education, Inc........................  52,834   2,315,186
*    Gray Television, Inc...............................  90,481   1,029,674
*    Gray Television, Inc. Class A......................   3,160      29,356
#    Group 1 Automotive, Inc............................  41,547   2,539,768
#*   Groupon, Inc.......................................  29,440     307,942
#    Guess?, Inc........................................ 135,741   3,807,535
     H&R Block, Inc.....................................  48,700   1,480,480
*    Hallwood Group, Inc. (The).........................   1,023      10,051
*    Hampshire Group, Ltd...............................   1,000       3,300
     Hanesbrands, Inc...................................  47,175   3,356,030
     Harley-Davidson, Inc...............................  64,955   4,007,074
     Harman International Industries, Inc............... 107,592  11,128,241
*    Harris Interactive, Inc............................  13,112      26,617
     Harte-Hanks, Inc................................... 101,453     694,953
#    Hasbro, Inc........................................  34,967   1,717,579
     Hastings Entertainment, Inc........................   2,673       5,239
     Haverty Furniture Cos., Inc........................  34,291     953,976

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Haverty Furniture Cos., Inc. Class A...............   2,523 $    70,795
*   Helen of Troy, Ltd.................................  53,869   2,964,950
*   Here Media, Inc....................................     300          --
*   Here Media, Inc. Special Shares....................     300          --
#*  hhgregg, Inc.......................................  53,331     440,514
#*  Hibbett Sports, Inc................................  24,675   1,480,747
    Hillenbrand, Inc................................... 107,978   2,922,964
*   Hollywood Media Corp...............................  12,071      17,020
    Home Depot, Inc. (The)............................. 243,582  18,719,277
    Hooker Furniture Corp..............................  16,557     250,839
#*  Hovnanian Enterprises, Inc. Class A................ 102,044     615,325
    HSN, Inc...........................................  62,267   3,410,364
*   Hyatt Hotels Corp. Class A.........................  31,138   1,488,085
#*  Iconix Brand Group, Inc............................ 111,831   4,160,113
    International Game Technology...................... 222,506   3,210,762
    International Speedway Corp. Class A...............  44,175   1,482,955
    Interpublic Group of Cos., Inc. (The).............. 412,069   6,724,966
    Interval Leisure Group, Inc........................  92,846   2,451,134
#*  iRobot Corp........................................  51,251   1,811,210
*   Isle of Capri Casinos, Inc.........................  54,990     525,704
#*  ITT Educational Services, Inc......................  15,300     449,820
*   Jack in the Box, Inc...............................  70,959   3,588,397
#   JAKKS Pacific, Inc.................................  27,534     158,596
*   Jarden Corp........................................ 153,127   9,256,527
#*  JC Penney Co., Inc................................. 188,258   1,114,487
#   John Wiley & Sons, Inc. Class A....................  83,396   4,515,059
    John Wiley & Sons, Inc. Class B....................   7,502     405,333
    Johnson Controls, Inc.............................. 373,276  17,215,489
    Johnson Outdoors, Inc. Class A.....................  19,561     464,965
    Jones Group, Inc. (The)............................ 135,586   1,999,894
#*  Jos A Bank Clothiers, Inc..........................  45,028   2,531,474
*   Journal Communications, Inc. Class A...............  71,971     573,609
*   K12, Inc...........................................  49,967   1,096,776
#   KB Home............................................ 120,600   2,332,404
*   Kid Brands, Inc....................................  43,775      42,024
*   Kirkland's, Inc....................................  29,803     561,190
#   Kohl's Corp........................................ 142,442   7,211,838
*   Kona Grill, Inc....................................  11,997     188,473
    Koss Corp..........................................   4,495      26,206
#*  Krispy Kreme Doughnuts, Inc........................ 103,485   1,785,116
    L Brands, Inc......................................  88,844   4,651,872
    La-Z-Boy, Inc......................................  93,027   2,504,287
#*  Lakeland Industries, Inc...........................   7,818      51,208
*   Lamar Advertising Co. Class A......................  64,341   3,130,833
    Las Vegas Sands Corp...............................  56,918   4,355,365
*   Lazare Kaplan International, Inc...................   3,667       5,244
#*  LeapFrog Enterprises, Inc..........................  88,244     628,297
    Lear Corp..........................................  74,859   5,414,551
*   Learning Tree International, Inc...................  16,482      55,215
#*  Lee Enterprises, Inc...............................  46,810     190,985
#   Leggett & Platt, Inc............................... 187,397   5,625,658
#   Lennar Corp. Class A............................... 189,831   7,623,613
    Lennar Corp. Class B...............................  30,153     987,209

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Libbey, Inc........................................  27,932 $   601,655
*   Liberty Global P.L.C. Class A......................  89,117   7,123,122
*   Liberty Global P.L.C. Class B......................     808      65,052
*   Liberty Global P.L.C. Series C.....................  66,326   5,261,642
*   Liberty Interactive Corp. Class A.................. 542,102  14,479,544
*   Liberty Interactive Corp. Class B..................  11,386     314,880
*   Liberty Media Corp. Class A........................ 135,703  17,857,158
*   Liberty Media Corp. Class B........................   5,224     689,228
*   Liberty Ventures Series A..........................  60,149   6,977,284
*   Liberty Ventures Series B..........................     569      66,175
#*  Life Time Fitness, Inc.............................  69,694   2,868,605
    Lifetime Brands, Inc...............................  16,818     259,334
*   LIN Media LLC Class A..............................  49,530   1,223,886
    Lincoln Educational Services Corp..................  32,420     141,675
    Lions Gate Entertainment Corp......................  12,506     404,319
    Lithia Motors, Inc. Class A........................  40,194   2,262,520
*   Live Nation Entertainment, Inc..................... 340,489   7,242,201
*   LKQ Corp........................................... 376,352  10,187,849
*   Loral Space & Communications, Inc..................  30,095   2,237,563
    Lowe's Cos., Inc................................... 331,612  15,350,319
*   Luby's, Inc........................................  35,781     233,650
#*  Lululemon Athletica, Inc...........................  18,766     857,419
#*  Lumber Liquidators Holdings, Inc...................  34,916   3,107,175
*   M/I Homes, Inc.....................................  36,568     899,207
    Macy's, Inc........................................ 276,516  14,710,651
*   Madison Square Garden Co. (The) Class A............ 109,895   6,377,207
    Marcus Corp. (The).................................  30,027     392,153
    Marine Products Corp...............................  47,094     377,223
*   MarineMax, Inc.....................................  39,369     580,693
    Marriott International, Inc. Class A...............  81,920   4,038,656
*   Marriott Vacations Worldwide Corp..................  14,520     695,218
*   Martha Stewart Living Omnimedia Class A............  60,321     240,681
    Mattel, Inc........................................ 125,420   4,745,893
    Matthews International Corp. Class A...............  43,518   1,850,385
#*  Mattress Firm Holding Corp.........................  10,007     407,285
#*  McClatchy Co. (The) Class A........................  97,918     446,506
    McDonald's Corp....................................  93,700   8,823,729
#   MDC Holdings, Inc..................................  81,138   2,506,353
#*  Media General, Inc. Class A........................  37,031     660,263
    Men's Wearhouse, Inc. (The)........................  81,646   3,922,274
    Meredith Corp......................................  56,139   2,570,043
*   Meritage Homes Corp................................  60,328   2,930,131
*   MGM Resorts International.......................... 534,725  13,025,901
*   Michael Kors Holdings, Ltd.........................  25,080   2,004,644
*   Modine Manufacturing Co............................  83,592   1,095,055
*   Mohawk Industries, Inc.............................  97,755  13,898,806
*   Monarch Casino & Resort, Inc.......................  27,593     531,717
#   Monro Muffler Brake, Inc...........................  46,126   2,560,454
#   Morningstar, Inc...................................  20,040   1,547,088
*   Motorcar Parts of America, Inc.....................  19,134     385,167
    Movado Group, Inc..................................  33,112   1,249,978
#*  MTR Gaming Group, Inc..............................  26,957     138,829
*   Multimedia Games Holding Co., Inc..................  25,419     807,307

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc....................................  51,294 $ 1,987,130
    NACCO Industries, Inc. Class A.....................  10,535     621,986
*   Nathan's Famous, Inc...............................   7,706     377,055
    National CineMedia, Inc............................  69,480   1,297,886
#*  Nautilus, Inc......................................  53,207     453,324
*   Netflix, Inc.......................................  20,041   8,203,383
#*  Nevada Gold & Casinos, Inc.........................   1,100       1,595
*   New York & Co., Inc................................ 111,142     503,473
#   New York Times Co. (The) Class A................... 263,440   3,725,042
    Newell Rubbermaid, Inc.............................  92,609   2,861,618
*   News Corp. Class A................................. 344,974   5,505,785
#*  News Corp. Class B................................. 129,824   2,026,553
#   Nexstar Broadcasting Group, Inc. Class A...........  25,651   1,232,531
    NIKE, Inc. Class B.................................  79,134   5,764,912
*   Nobility Homes, Inc................................   2,557      23,652
#   Nordstrom, Inc.....................................  42,272   2,428,526
#   Nutrisystem, Inc...................................  42,029     597,652
*   NVR, Inc...........................................   6,499   7,496,012
*   O'Reilly Automotive, Inc...........................  73,392   9,612,884
#*  Office Depot, Inc.................................. 805,475   3,938,773
    Omnicom Group, Inc.................................  47,482   3,446,244
*   Orbitz Worldwide, Inc..............................  89,814     646,661
*   Orient-Express Hotels, Ltd. Class A................ 157,124   2,224,876
#*  Outerwall, Inc.....................................  48,358   3,109,903
#*  Overstock.com, Inc.................................  21,548     453,801
    Oxford Industries, Inc.............................  24,128   1,820,940
*   P&F Industries, Inc. Class A.......................   2,869      20,886
*   Pacific Sunwear of California, Inc.................  84,041     242,038
#*  Panera Bread Co. Class A...........................  19,844   3,355,025
    Papa John's International, Inc.....................  58,976   2,838,515
*   Penn National Gaming, Inc.......................... 134,797   1,581,169
    Penske Automotive Group, Inc....................... 156,495   6,715,200
*   Pep Boys-Manny, Moe & Jack (The)...................  87,677   1,046,863
*   Perfumania Holdings, Inc...........................   6,982      44,964
#*  Perry Ellis International, Inc.....................  25,247     395,620
#   PetMed Express, Inc................................  32,127     425,040
#   PetSmart, Inc......................................  31,473   1,982,799
#   Pier 1 Imports, Inc................................ 139,418   2,664,278
*   Pinnacle Entertainment, Inc........................  76,630   1,674,366
*   Point.360..........................................   6,026       3,194
#   Polaris Industries, Inc............................  22,161   2,774,557
    Pool Corp..........................................  56,154   3,042,424
*   Popeyes Louisiana Kitchen, Inc.....................  20,826     838,247
#*  Premier Exhibitions, Inc...........................   6,900       6,833
*   priceline.com, Inc.................................   4,200   4,808,538
    PulteGroup, Inc.................................... 570,771  11,598,067
    PVH Corp...........................................  71,941   8,695,509
*   QEP Co., Inc.......................................     670      12,060
#*  Quiksilver, Inc.................................... 280,118   1,974,832
#*  Radio One, Inc. Class D............................  33,982     186,901
#*  RadioShack Corp.................................... 143,336     344,006
    Ralph Lauren Corp..................................  12,900   2,023,881
*   Reading International, Inc. Class A................  14,293     106,340

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Reading International, Inc. Class B................     300 $     3,390
*   Red Lion Hotels Corp...............................  26,248     152,238
*   Red Robin Gourmet Burgers, Inc.....................  25,039   1,613,263
#   Regal Entertainment Group Class A.................. 110,822   2,161,029
#   Regis Corp.........................................  93,341   1,150,895
#   Rent-A-Center, Inc.................................  96,937   2,417,609
*   Rentrak Corp.......................................  11,567     660,244
    RG Barry Corp......................................  21,060     372,973
*   Rick's Cabaret International, Inc..................  13,809     155,904
    Rocky Brands, Inc..................................   8,403     130,415
    Ross Stores, Inc...................................  78,845   5,354,364
    Royal Caribbean Cruises, Ltd....................... 237,748  11,792,301
*   Ruby Tuesday, Inc.................................. 104,938     587,653
    Ruth's Hospitality Group, Inc......................  61,943     810,834
#   Ryland Group, Inc. (The)...........................  69,112   3,085,160
    Saga Communications, Inc. Class A..................   5,094     251,338
    Salem Communications Corp. Class A.................  21,782     187,325
*   Sally Beauty Holdings, Inc......................... 101,280   2,874,326
#   Scholastic Corp....................................  38,702   1,276,779
*   Scientific Games Corp. Class A..................... 143,686   2,023,099
    Scripps Networks Interactive, Inc. Class A.........  29,755   2,157,833
#*  Sears Holdings Corp................................ 125,301   4,557,197
*   Select Comfort Corp................................  45,800     749,746
    Service Corp. International/US..................... 368,150   6,516,255
*   Shiloh Industries, Inc.............................  28,424     428,634
    Shoe Carnival, Inc.................................  34,798     859,511
#*  Shutterfly, Inc....................................  66,497   3,149,298
    Signet Jewelers, Ltd............................... 125,728  10,001,662
#   Sinclair Broadcast Group, Inc. Class A.............  41,284   1,297,143
    Six Flags Entertainment Corp....................... 147,364   5,288,894
*   Skechers U.S.A., Inc. Class A......................  63,932   1,846,995
*   Skullcandy, Inc....................................   5,700      41,610
#*  Skyline Corp.......................................  10,884      70,746
#*  Smith & Wesson Holding Corp........................  28,380     371,494
#   Sonic Automotive, Inc. Class A.....................  73,765   1,654,549
*   Sonic Corp.........................................  43,011     765,166
    Sotheby's..........................................  89,578   4,292,578
*   Spanish Broadcasting System, Inc. Class A..........   2,346       9,806
    Spartan Motors, Inc................................  47,982     275,897
    Speedway Motorsports, Inc..........................  61,111   1,170,887
*   Sport Chalet, Inc. Class A.........................   9,608      10,761
*   Sport Chalet, Inc. Class B.........................   1,292       1,699
#   Stage Stores, Inc..................................  50,669     993,112
#   Standard Motor Products, Inc.......................  39,529   1,292,994
#*  Standard Pacific Corp.............................. 394,219   3,469,127
*   Stanley Furniture Co., Inc.........................  15,342      58,300
#   Staples, Inc....................................... 422,267   5,557,034
    Starbucks Corp.....................................  67,563   4,805,081
    Starwood Hotels & Resorts Worldwide, Inc...........  29,703   2,219,111
*   Starz.............................................. 152,168   4,257,661
*   Starz Class B......................................   5,224     146,115
    Stein Mart, Inc....................................  76,891     951,911
*   Steiner Leisure, Ltd...............................  23,590   1,156,146

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Steven Madden, Ltd.................................  87,811 $ 2,861,760
*   Stoneridge, Inc....................................  48,856     555,981
#   Strattec Security Corp.............................   4,792     262,362
*   Strayer Education, Inc.............................   7,822     273,457
#   Sturm Ruger & Co., Inc.............................  24,927   1,898,690
    Superior Industries International, Inc.............  42,144     767,442
    Superior Uniform Group, Inc........................  12,533     195,515
*   Systemax, Inc......................................  51,897     586,955
#*  Tandy Leather Factory, Inc.........................   7,929      67,476
    Target Corp........................................ 146,665   8,307,106
*   Tempur Sealy International, Inc....................  18,061     890,227
*   Tenneco, Inc.......................................  37,500   2,131,500
#*  Tesla Motors, Inc..................................  32,845   5,958,411
    Texas Roadhouse, Inc............................... 120,981   2,933,789
#   Thor Industries, Inc...............................  88,137   4,527,598
    Tiffany & Co.......................................  42,344   3,522,597
    Time Warner Cable, Inc............................. 161,177  21,480,059
    Time Warner, Inc................................... 517,992  32,545,437
    TJX Cos., Inc......................................  74,256   4,259,324
#*  Toll Brothers, Inc................................. 244,751   8,994,599
*   Tower International, Inc...........................     385       8,559
    Town Sports International Holdings, Inc............  30,008     327,387
#   Tractor Supply Co.................................. 112,892   7,508,447
*   Trans World Entertainment Corp.....................   1,798       7,120
#*  Trinity Place Holdings, Inc........................  10,474      64,939
#*  TripAdvisor, Inc...................................  53,030   4,093,386
*   TRW Automotive Holdings Corp....................... 116,619   8,647,299
*   Tuesday Morning Corp...............................  75,510     992,201
#   Tupperware Brands Corp.............................  28,324   2,219,469
    Twenty-First Century Fox, Inc. Class A............. 846,333  26,930,316
    Twenty-First Century Fox, Inc. Class B............. 305,808   9,553,442
*   Ulta Salon Cosmetics & Fragrance, Inc..............  39,676   3,400,630
#*  Under Armour, Inc. Class A.........................  21,600   2,335,176
*   Unifi, Inc.........................................  29,133     675,594
*   Universal Electronics, Inc.........................  24,697     882,671
    Universal Technical Institute, Inc.................  35,790     421,248
#*  UQM Technologies, Inc..............................  21,417      37,480
*   Urban Outfitters, Inc..............................  31,700   1,135,494
#*  US Auto Parts Network, Inc.........................  39,333      98,333
#   Vail Resorts, Inc..................................  61,762   4,209,080
#   Valassis Communications, Inc.......................  67,600   2,298,400
    Value Line, Inc....................................   7,363      91,890
*   Valuevision Media, Inc. Class A....................  82,152     506,878
    VF Corp............................................ 148,552   8,682,864
    Viacom, Inc. Class A...............................   9,434     777,173
    Viacom, Inc. Class B............................... 120,573   9,899,043
*   Visteon Corp.......................................  82,031   6,645,331
*   Vitacost.com, Inc..................................   8,179      45,148
*   Vitamin Shoppe, Inc................................  39,522   1,771,376
#*  VOXX International Corp............................  33,932     452,314
    Walking Co. Holdings, Inc. (The)...................     329       3,132
    Walt Disney Co. (The).............................. 830,524  60,304,348
#   Weight Watchers International, Inc.................  34,160     923,345

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#*  Wells-Gardner Electronics Corp.....................   4,482 $        7,575
#   Wendy's Co. (The).................................. 686,659      6,227,997
*   West Marine, Inc...................................  35,052        458,831
*   Wet Seal, Inc. (The) Class A....................... 145,614        348,017
    Weyco Group, Inc...................................  12,731        336,353
    Whirlpool Corp.....................................  69,189      9,222,894
    Williams-Sonoma, Inc...............................  76,155      4,151,971
#   Winmark Corp.......................................   4,323        348,650
*   Winnebago Industries, Inc..........................  47,064      1,127,653
#   Wolverine World Wide, Inc.......................... 125,188      3,492,745
#   World Wrestling Entertainment, Inc. Class A........  51,161      1,237,585
    Wyndham Worldwide Corp............................. 180,614     12,812,757
    Wynn Resorts, Ltd..................................  19,658      4,274,042
    Yum! Brands, Inc...................................  41,894      2,813,182
*   Zagg, Inc..........................................  35,013        147,755
*   Zale Corp..........................................  50,207        759,130
#*  Zumiez, Inc........................................  53,311      1,147,253
                                                                --------------
Total Consumer Discretionary...........................          1,434,866,829
                                                                --------------
Consumer Staples -- (5.2%)
#   Alico, Inc.........................................  10,664        389,449
*   Alliance One International, Inc.................... 138,442        355,796
    Altria Group, Inc.................................. 380,680     13,407,550
    Andersons, Inc. (The)..............................  31,049      2,568,994
    Archer-Daniels-Midland Co.......................... 334,396     13,201,954
    Arden Group, Inc. Class A..........................   2,456        309,947
    Avon Products, Inc.................................  68,745      1,023,613
    B&G Foods, Inc.....................................  73,821      2,419,114
    Beam, Inc.......................................... 152,865     12,733,655
#*  Boston Beer Co., Inc. (The) Class A................   3,370        702,005
#*  Boulder Brands, Inc................................  99,079      1,420,793
*   Bridgford Foods Corp...............................   7,329         73,070
    Brown-Forman Corp. Class A.........................  20,355      1,567,742
#   Brown-Forman Corp. Class B.........................  26,010      2,002,770
    Bunge, Ltd......................................... 161,261     12,217,133
    Cal-Maine Foods, Inc...............................  35,592      1,793,125
#   Calavo Growers, Inc................................  25,585        777,272
#   Campbell Soup Co...................................  45,434      1,872,335
    Casey's General Stores, Inc........................  64,847      4,453,044
#   CCA Industries, Inc................................   5,962         18,065
*   Central Garden and Pet Co..........................  26,310        169,963
*   Central Garden and Pet Co. Class A.................  60,553        377,851
#*  Chefs' Warehouse, Inc. (The).......................     580         13,694
*   Chiquita Brands International, Inc.................  86,616        916,397
    Church & Dwight Co., Inc...........................  89,722      5,794,247
#   Clorox Co. (The)...................................  18,397      1,623,903
    Coca-Cola Bottling Co. Consolidated................  11,216        765,828
    Coca-Cola Co. (The)................................ 466,906     17,658,385
    Coca-Cola Enterprises, Inc......................... 219,366      9,496,354
#   Coffee Holding Co., Inc............................   5,400         27,486
    Colgate-Palmolive Co...............................  77,376      4,737,733
    ConAgra Foods, Inc................................. 300,325      9,547,332
*   Constellation Brands, Inc. Class A................. 209,075     16,029,780

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Constellation Brands, Inc. Class B.................   5,400 $   414,558
    Costco Wholesale Corp..............................  80,555   9,051,160
#*  Craft Brew Alliance, Inc...........................  25,033     378,499
#*  Crimson Wine Group, Ltd............................  24,913     204,536
*   Crystal Rock Holdings, Inc.........................     200         210
    CVS Caremark Corp.................................. 680,040  46,052,309
*   Darling International, Inc......................... 205,056   4,010,895
#*  Dean Foods Co...................................... 165,578   2,616,132
#*  Diamond Foods, Inc.................................  29,698     782,839
    Dr Pepper Snapple Group, Inc....................... 161,320   7,724,002
*   Elizabeth Arden, Inc...............................  48,020   1,302,302
    Energizer Holdings, Inc............................  47,928   4,529,196
    Estee Lauder Cos., Inc. (The) Class A..............  37,796   2,598,097
*   Farmer Bros Co.....................................  25,411     549,640
    Flowers Foods, Inc................................. 177,571   3,720,112
    Fresh Del Monte Produce, Inc.......................  96,955   2,565,429
#*  Fresh Market, Inc. (The)...........................   3,681     128,688
    General Mills, Inc................................. 108,088   5,190,386
    Golden Enterprises, Inc............................   9,888      40,739
#   Green Mountain Coffee Roasters, Inc................  72,737   5,891,697
#   Griffin Land & Nurseries, Inc......................   6,027     184,426
#*  Hain Celestial Group, Inc. (The)...................  66,335   6,095,523
#*  Harbinger Group, Inc...............................   8,503     101,016
#   Herbalife, Ltd.....................................  44,162   2,842,708
#   Hershey Co. (The)..................................  16,300   1,620,220
    Hillshire Brands Co................................  40,460   1,441,185
    Hormel Foods Corp.................................. 129,444   5,881,935
*   IGI Laboratories, Inc..............................     647       2,290
    Ingles Markets, Inc. Class A.......................  22,882     621,933
    Ingredion, Inc..................................... 130,320   8,118,936
    Inter Parfums, Inc.................................  51,717   1,682,871
#*  Inventure Foods, Inc...............................   8,519     106,743
    J&J Snack Foods Corp...............................  32,551   2,867,743
    JM Smucker Co. (The)............................... 102,584   9,888,072
    John B Sanfilippo & Son, Inc.......................   8,216     190,200
    Kellogg Co.........................................  30,401   1,762,650
    Kimberly-Clark Corp................................  43,048   4,708,160
    Kraft Foods Group, Inc............................. 291,931  15,282,588
    Kroger Co. (The)................................... 214,162   7,731,248
#   Lancaster Colony Corp..............................  38,095   3,311,217
#   Lifeway Foods, Inc.................................   8,037     112,839
#   Limoneira Co.......................................   2,051      42,599
    Lorillard, Inc.....................................  55,079   2,710,988
*   Mannatech, Inc.....................................   2,000      30,640
    McCormick & Co., Inc.(579780107)...................   3,330     215,451
#   McCormick & Co., Inc.(579780206)...................  22,414   1,438,531
    Mead Johnson Nutrition Co..........................  24,949   1,918,329
#*  Medifast, Inc......................................  24,365     646,403
    MGP Ingredients, Inc...............................  20,250     111,578
    Molson Coors Brewing Co. Class A...................   1,020      54,080
#   Molson Coors Brewing Co. Class B................... 170,402   8,969,961
    Mondelez International, Inc. Class A............... 938,871  30,748,025
*   Monster Beverage Corp..............................  37,800   2,566,620

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
*   National Beverage Corp.............................  50,259 $  1,041,869
#*  Natural Alternatives International, Inc............   7,028       37,038
#   Nature's Sunshine Products, Inc....................     400        6,508
    Nu Skin Enterprises, Inc. Class A..................  62,985    5,363,173
*   Nutraceutical International Corp...................  14,920      373,597
    Oil-Dri Corp. of America...........................  10,212      350,782
*   Omega Protein Corp.................................  31,549      319,591
#   Orchids Paper Products Co..........................   5,292      164,846
*   Pantry, Inc. (The).................................  35,589      519,955
    PepsiCo, Inc....................................... 188,490   15,147,056
    Philip Morris International, Inc................... 186,642   14,584,206
*   Pilgrim's Pride Corp............................... 253,171    4,235,551
#*  Post Holdings, Inc.................................  54,384    2,911,176
    Pricesmart, Inc....................................  29,831    2,711,638
    Procter & Gamble Co. (The)......................... 646,219   49,513,300
    Reliv International, Inc...........................   8,132       17,728
*   Revlon, Inc. Class A...............................  45,959    1,079,117
    Reynolds American, Inc.............................  85,900    4,166,150
*   Rite Aid Corp...................................... 671,134    3,724,794
    Rocky Mountain Chocolate Factory, Inc..............  10,758      125,008
    Roundy's, Inc......................................   6,131       51,991
    Safeway, Inc....................................... 240,783    7,522,061
#   Sanderson Farms, Inc...............................  38,876    2,890,431
    Seaboard Corp......................................   1,240    3,162,000
*   Seneca Foods Corp. Class A.........................  13,971      406,137
*   Seneca Foods Corp. Class B.........................   1,999       58,861
#   Snyders-Lance, Inc................................. 111,753    2,984,923
    Spartan Stores, Inc................................  56,468    1,275,612
    Spectrum Brands Holdings, Inc......................  89,716    6,751,129
#*  Susser Holdings Corp...............................  36,855    2,247,418
#   Sysco Corp.........................................  64,489    2,262,274
*   Tofutti Brands, Inc................................   1,645        6,991
#   Tootsie Roll Industries, Inc.......................  60,027    1,821,219
#*  TreeHouse Foods, Inc...............................  63,101    4,154,570
    Tyson Foods, Inc. Class A.......................... 299,875   11,215,325
#*  United Natural Foods, Inc..........................  67,665    4,572,124
#   United-Guardian, Inc...............................   4,655      133,366
#   Universal Corp.....................................  35,612    1,827,608
#*  USANA Health Sciences, Inc.........................  22,158    1,326,599
#   Vector Group, Ltd..................................  82,431    1,472,218
    Village Super Market, Inc. Class A.................  10,894      316,362
    Wal-Mart Stores, Inc............................... 462,647   34,550,478
    Walgreen Co........................................ 475,167   27,250,827
#   WD-40 Co...........................................  21,425    1,472,540
    Weis Markets, Inc..................................  40,839    2,010,096
*   WhiteWave Foods Co. Class A........................ 157,177    3,805,255
    Whole Foods Market, Inc............................ 111,644    5,834,515
                                                                ------------
Total Consumer Staples.................................          600,001,526
                                                                ------------
Energy -- (10.1%)
*   Abraxas Petroleum Corp.............................  37,774      119,744
    Adams Resources & Energy, Inc......................   6,454      429,320
#   Alon USA Energy, Inc...............................  97,591    1,533,155

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CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
#*  Alpha Natural Resources, Inc.......................   363,138 $  2,062,624
    Anadarko Petroleum Corp............................   289,878   23,390,256
    Apache Corp........................................   231,068   18,545,518
#*  Approach Resources, Inc............................    49,529      995,038
#   Arch Coal, Inc.....................................   334,373    1,417,742
*   Atwood Oceanics, Inc...............................   110,580    5,241,492
    Baker Hughes, Inc..................................   223,782   12,675,012
*   Barnwell Industries, Inc...........................    10,714       33,213
#*  Basic Energy Services, Inc.........................    69,817    1,195,965
#*  Bill Barrett Corp..................................    76,460    2,141,645
#*  BioFuel Energy Corp................................       586        1,108
#*  Black Ridge Oil and Gas, Inc.......................     3,728        2,349
    Bolt Technology Corp...............................    13,925      301,755
*   Bonanza Creek Energy, Inc..........................    70,953    2,888,497
#*  BPZ Resources, Inc.................................   187,459      374,918
    Bristow Group, Inc.................................    59,800    4,293,042
#*  C&J Energy Services, Inc...........................    88,232    2,062,864
    Cabot Oil & Gas Corp...............................   260,940   10,432,381
#*  Cal Dive International, Inc........................   136,372      223,650
*   Callon Petroleum Co................................    67,786      457,556
*   Cameron International Corp.........................   107,036    6,418,949
#   CARBO Ceramics, Inc................................    30,729    3,537,522
*   Carrizo Oil & Gas, Inc.............................    83,298    3,423,548
*   Cheniere Energy, Inc...............................   109,205    4,798,468
#   Chesapeake Energy Corp.............................   731,417   19,682,431
    Chevron Corp....................................... 1,101,032  122,908,202
    Cimarex Energy Co..................................    86,997    8,523,966
*   Clayton Williams Energy, Inc.......................    18,098    1,249,124
#*  Clean Energy Fuels Corp............................   131,913    1,573,722
*   Cloud Peak Energy, Inc.............................    98,316    1,841,459
*   Cobalt International Energy, Inc...................    30,619      501,233
#   Comstock Resources, Inc............................    79,403    1,361,761
*   Concho Resources, Inc..............................    55,085    5,386,762
    ConocoPhillips.....................................   673,607   43,750,775
    CONSOL Energy, Inc.................................   135,371    5,056,107
*   Contango Oil & Gas Co..............................    28,858    1,210,882
#*  Continental Resources, Inc.........................     8,245      908,599
    Core Laboratories NV...............................       500       89,460
#   Crosstex Energy, Inc...............................    90,682    3,400,575
*   Dawson Geophysical Co..............................    13,291      430,230
    Delek US Holdings, Inc.............................    94,246    2,855,654
*   Denbury Resources, Inc.............................   401,479    6,451,768
    Devon Energy Corp..................................   193,022   11,430,763
#   DHT Holdings, Inc..................................    11,574       95,023
#   Diamond Offshore Drilling, Inc.....................    75,303    3,655,208
#*  Double Eagle Petroleum Co..........................    13,728       29,790
*   Dresser-Rand Group, Inc............................    58,960    3,360,720
*   Dril-Quip, Inc.....................................    49,886    5,016,536
*   Emerald Oil, Inc...................................    95,689      733,935
#*  Endeavour International Corp.......................    69,811      460,054
    Energen Corp.......................................    50,283    3,556,014
#   Energy XXI Bermuda, Ltd............................   128,564    2,950,544
*   ENGlobal Corp......................................    27,850       42,332

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CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    EOG Resources, Inc.................................   151,438 $ 25,023,615
*   EPL Oil & Gas, Inc.................................    66,082    1,775,623
    EQT Corp...........................................    41,423    3,844,469
*   Era Group, Inc.....................................    35,242    1,032,238
    Evolution Petroleum Corp...........................    23,938      315,024
#*  Exterran Holdings, Inc.............................   108,389    3,765,434
    Exxon Mobil Corp................................... 2,545,808  234,621,665
#*  FieldPoint Petroleum Corp..........................     9,928       44,080
*   FMC Technologies, Inc..............................    46,376    2,292,829
#*  Forbes Energy Services, Ltd........................     1,485        4,811
*   Forest Oil Corp....................................    12,975       39,574
#*  FX Energy, Inc.....................................    11,177       40,014
*   Gastar Exploration, Ltd............................   102,253      609,428
#*  Geospace Technologies Corp.........................    18,034    1,434,064
#*  Gevo, Inc..........................................     8,138       11,271
#*  Global Geophysical Services, Inc...................    58,034       85,890
*   Goodrich Petroleum Corp............................     8,198      141,170
#   Green Plains Renewable Energy, Inc.................    50,430    1,123,580
*   Gulf Coast Ultra Deep Royalty Trust................   203,138      511,908
    Gulf Island Fabrication, Inc.......................    22,399      453,804
    Gulfmark Offshore, Inc. Class A....................    47,667    2,028,708
*   Gulfport Energy Corp...............................   103,910    6,333,314
#*  Halcon Resources Corp..............................    85,916      289,537
    Halliburton Co.....................................   117,429    5,755,195
#*  Harvest Natural Resources, Inc.....................    65,844      289,055
*   Helix Energy Solutions Group, Inc..................   177,835    3,626,056
    Helmerich & Payne, Inc.............................   117,824   10,373,225
#*  Hercules Offshore, Inc.............................   251,482    1,252,380
    Hess Corp..........................................   175,764   13,268,424
*   HKN, Inc...........................................       278       20,572
#   HollyFrontier Corp.................................   233,319   10,802,670
*   Hornbeck Offshore Services, Inc....................    58,368    2,492,897
#*  ION Geophysical Corp...............................   258,401      782,955
#*  James River Coal Co................................    49,177       54,095
#*  Key Energy Services, Inc...........................   258,576    1,885,019
    Kinder Morgan, Inc.................................   220,515    7,499,715
    Knightsbridge Tankers, Ltd.........................    51,512      485,243
#*  Kodiak Oil & Gas Corp..............................   452,059    4,796,346
*   Kosmos Energy, Ltd.................................    19,195      198,476
#*  Laredo Petroleum, Inc..............................   163,103    4,035,168
#   LinnCo LLC.........................................   128,741    4,144,173
#*  Lucas Energy, Inc..................................    22,519       24,771
#*  Magnum Hunter Resources Corp.......................   222,311    1,856,297
    Marathon Oil Corp..................................   371,972   12,196,962
    Marathon Petroleum Corp............................   188,287   16,390,383
#*  Matador Resources Co...............................   111,963    2,176,561
*   Matrix Service Co..................................    46,064    1,210,562
#*  McDermott International, Inc.......................   345,195    2,878,926
*   Mexco Energy Corp..................................     2,059       15,340
*   Mitcham Industries, Inc............................    18,174      274,427
    Murphy Oil Corp....................................   111,706    6,323,677
    Nabors Industries, Ltd.............................   518,696    8,859,328
    National Oilwell Varco, Inc........................   229,138   17,187,641

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Natural Gas Services Group, Inc....................  19,519 $   564,099
*   Newfield Exploration Co............................ 238,229   5,900,932
*   Newpark Resources, Inc............................. 147,888   1,680,008
    Noble Corp. P.L.C.................................. 267,780   8,309,213
    Noble Energy, Inc.................................. 202,440  12,618,085
#   Nordic American Tankers, Ltd.......................   9,013      98,602
#*  Northern Oil and Gas, Inc..........................  96,304   1,400,260
#*  Nuverra Environmental Solutions, Inc...............  40,056     579,210
*   Oasis Petroleum, Inc............................... 115,197   4,816,387
    Occidental Petroleum Corp.......................... 466,471  40,848,865
    Oceaneering International, Inc.....................  55,284   3,767,605
*   Oil States International, Inc......................  93,764   8,809,128
    ONEOK, Inc......................................... 154,546  10,584,856
#*  Overseas Shipholding Group, Inc....................  43,852     388,529
#   Panhandle Oil and Gas, Inc. Class A................  12,506     483,482
*   Parker Drilling Co................................. 212,004   1,577,310
    Patterson-UTI Energy, Inc.......................... 251,688   6,465,865
*   PDC Energy, Inc....................................  61,796   3,081,149
    Peabody Energy Corp................................ 405,544   6,914,525
*   Penn Virginia Corp................................. 112,915   1,353,851
*   PetroQuest Energy, Inc.............................  99,733     384,969
*   PHI, Inc. Non-Voting...............................  20,171     742,898
#*  PHI, Inc. Voting...................................   2,686      95,353
    Phillips 66........................................ 330,183  24,133,075
*   Pioneer Energy Services Corp....................... 103,030     863,391
    Pioneer Natural Resources Co.......................  92,820  15,716,282
*   PostRock Energy Corp...............................   1,400       1,722
*   Pyramid Oil Co.....................................   3,900      21,957
    QEP Resources, Inc................................. 301,430   9,311,173
#*  Quicksilver Resources, Inc.........................  23,331      72,559
    Range Resources Corp...............................  72,807   6,275,235
*   Renewable Energy Group, Inc........................  30,848     308,788
#*  Rentech, Inc....................................... 296,041     529,913
*   REX American Resources Corp........................  19,000     778,240
*   Rex Energy Corp....................................  94,391   1,778,326
#*  RigNet, Inc........................................   3,933     183,474
*   Rosetta Resources, Inc............................. 100,743   4,292,659
*   Rowan Cos. P.L.C. Class A.......................... 218,091   6,841,515
*   Royale Energy, Inc.................................   3,300       8,547
#   RPC, Inc........................................... 237,456   4,043,876
#*  SandRidge Energy, Inc.............................. 850,047   5,227,789
    Schlumberger, Ltd.................................. 239,817  21,000,775
    Scorpio Tankers, Inc............................... 123,518   1,235,180
#*  SEACOR Holdings, Inc...............................  35,196   2,962,799
    SemGroup Corp. Class A.............................  71,694   4,427,821
#   Ship Finance International, Ltd.................... 133,320   2,282,438
    SM Energy Co....................................... 106,519   8,815,512
*   Southwestern Energy Co............................. 290,717  11,829,275
    Spectra Energy Corp................................ 102,350   3,679,482
*   Steel Excel, Inc...................................  15,552     458,784
*   Stone Energy Corp..................................  85,273   2,639,199
    Superior Energy Services, Inc...................... 274,451   6,488,022
#*  Swift Energy Co....................................  62,421     772,772

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Energy -- (Continued)
*   Synergy Resources Corp............................. 127,283 $    1,099,725
*   Synthesis Energy Systems, Inc......................  45,358         48,987
    Targa Resources Corp...............................   6,221        561,694
#   Teekay Corp........................................ 115,228      6,241,901
*   Tesco Corp.........................................  60,692      1,281,815
    Tesoro Corp........................................ 217,506     11,205,909
#*  TETRA Technologies, Inc............................ 132,662      1,369,072
    TGC Industries, Inc................................  32,159        209,355
    Tidewater, Inc.....................................  85,888      4,453,293
#   Transocean, Ltd.................................... 176,122      7,622,560
#*  Triangle Petroleum Corp............................ 142,488      1,084,334
#*  Ultra Petroleum Corp...............................  96,263      2,305,499
*   Unit Corp..........................................  82,022      4,098,639
#*  Uranium Energy Corp................................  13,761         23,807
#*  USEC, Inc..........................................   5,782         26,250
*   Vaalco Energy, Inc.................................  91,841        552,883
    Valero Energy Corp................................. 327,949     16,758,194
#   W&T Offshore, Inc.................................. 126,804      1,815,833
*   Warren Resources, Inc.............................. 111,282        375,020
*   Weatherford International, Ltd..................... 840,533     11,380,817
#   Western Refining, Inc.............................. 142,551      5,575,170
*   Westmoreland Coal Co...............................   9,963        216,297
*   Whiting Petroleum Corp............................. 137,185      8,008,860
*   Willbros Group, Inc................................  82,347        687,597
    Williams Cos., Inc. (The).......................... 198,070      8,019,854
#   World Fuel Services Corp........................... 122,834      5,247,468
#*  WPX Energy, Inc.................................... 348,019      6,629,762
#*  Zion Oil & Gas, Inc................................  29,867         42,411
                                                                --------------
Total Energy...........................................          1,169,878,316
                                                                --------------
Financials -- (17.9%)
*   1st Constitution Bancorp...........................   3,197         33,441
    1st Source Corp....................................  41,044      1,209,567
    1st United Bancorp Inc/Boca Raton..................  39,952        290,052
    Access National Corp...............................  11,632        190,997
    ACE, Ltd........................................... 179,796     16,866,663
*   Affiliated Managers Group, Inc.....................  43,142      8,595,612
    Aflac, Inc......................................... 265,140     16,645,489
#   Alexander & Baldwin, Inc...........................  71,039      2,778,335
*   Alleghany Corp.....................................  17,916      6,670,664
    Alliance Bancorp, Inc. of Pennsylvania.............   4,908         75,338
    Allied World Assurance Co. Holdings AG.............  62,835      6,466,978
    Allstate Corp. (The)............................... 247,324     12,662,989
*   Altisource Asset Management Corp...................   1,977      1,992,816
*   Altisource Portfolio Solutions SA..................  19,775      2,585,383
#   Ameriana Bancorp...................................     898         12,500
*   American Capital, Ltd.............................. 518,772      8,098,031
#   American Equity Investment Life Holding Co......... 103,916      2,280,956
    American Express Co................................ 144,663     12,299,248
    American Financial Group, Inc...................... 156,168      8,576,747
#*  American Independence Corp.........................   1,038         10,961
    American International Group, Inc.................. 794,955     38,126,042
    American National Bankshares, Inc..................   8,116        188,697

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    American National Insurance Co.....................    32,458 $ 3,375,632
*   American River Bankshares..........................     7,316      71,916
*   American Spectrum Realty, Inc......................     1,280       1,549
    Ameriprise Financial, Inc..........................   219,392  23,176,571
*   Ameris Bancorp.....................................    37,468     766,970
    AMERISAFE, Inc.....................................    30,951   1,280,443
    AmeriServ Financial, Inc...........................    18,864      61,497
#   Amtrust Financial Services, Inc....................   127,459   4,114,377
    Aon P.L.C..........................................   154,392  12,422,380
#*  Arch Capital Group, Ltd............................   139,974   7,532,001
    Argo Group International Holdings, Ltd.............    49,201   2,213,553
#   Arrow Financial Corp...............................    18,742     467,238
    Arthur J Gallagher & Co............................    93,055   4,301,933
    Aspen Insurance Holdings, Ltd......................   115,188   4,480,813
#   Associated Banc-Corp...............................   284,923   4,692,682
#   Assurant, Inc......................................   137,241   8,968,699
    Assured Guaranty, Ltd..............................   319,214   6,751,376
    Asta Funding, Inc..................................    19,482     159,752
    Astoria Financial Corp.............................   167,357   2,215,807
#   Atlantic American Corp.............................    11,687      46,514
#*  Atlantic Coast Financial Corp......................     1,723       6,995
*   Atlanticus Holdings Corp...........................    36,049     106,345
    Auburn National BanCorp., Inc......................     1,955      49,657
#*  AV Homes, Inc......................................    16,627     311,257
    Axis Capital Holdings, Ltd.........................   164,927   7,425,014
#   Baldwin & Lyons, Inc. Class A......................     2,126      51,407
    Baldwin & Lyons, Inc. Class B......................    15,999     399,335
#   Banc of California, Inc............................    16,862     214,147
    Bancfirst Corp.....................................    26,767   1,446,221
#   Bancorp of New Jersey, Inc.........................       200       2,696
*   Bancorp, Inc.......................................    62,463   1,189,920
#   BancorpSouth, Inc..................................   161,987   3,818,034
    Bank Mutual Corp...................................    65,147     445,605
    Bank of America Corp............................... 5,942,124  99,530,577
    Bank of Commerce Holdings..........................     8,161      51,333
#   Bank of Hawaii Corp................................    76,261   4,330,100
    Bank of Kentucky Financial Corp....................     5,476     196,753
    Bank of New York Mellon Corp. (The)................   618,880  19,779,405
#   Bank of the Ozarks, Inc............................    60,754   3,851,804
    BankFinancial Corp.................................    27,930     253,884
    BankUnited, Inc....................................   173,510   5,396,161
    Banner Corp........................................    33,615   1,238,040
    Bar Harbor Bankshares..............................     5,080     193,497
    BB&T Corp..........................................   356,556  13,338,760
    BBCN Bancorp, Inc..................................   134,925   2,030,621
#*  BBX Capital Corp. Class A..........................     2,975      43,613
#   BCB Bancorp, Inc...................................     9,933     126,646
*   BCSB Bancorp, Inc..................................     1,647      41,867
*   Beneficial Mutual Bancorp, Inc.....................   116,824   1,387,869
#   Berkshire Bancorp, Inc.............................     3,850      28,086
*   Berkshire Hathaway, Inc. Class B...................   232,188  25,912,181
    Berkshire Hills Bancorp, Inc.......................    40,482     990,190
#   BGC Partners, Inc. Class A.........................   293,432   1,886,768

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    BlackRock, Inc.....................................    73,133 $21,974,272
#*  BofI Holding, Inc..................................    22,709   1,879,170
    BOK Financial Corp.................................   100,294   6,444,892
    Boston Private Financial Holdings, Inc.............   132,716   1,631,080
    Bridge Bancorp, Inc................................     6,184     152,126
*   Bridge Capital Holdings............................    11,048     243,608
    Brookline Bancorp, Inc.............................   122,117   1,086,841
    Brown & Brown, Inc.................................   254,904   8,026,927
#   Bryn Mawr Bank Corp................................    21,861     609,266
    C&F Financial Corp.................................     2,201      77,673
    Calamos Asset Management, Inc. Class A.............    34,076     390,852
    California First National Bancorp..................     8,102     119,910
*   Camco Financial Corp...............................     4,832      31,021
    Camden National Corp...............................    12,683     448,344
    Cape Bancorp, Inc..................................     6,875      69,919
*   Capital Bank Financial Corp. Class A...............     3,547      81,758
#*  Capital City Bank Group, Inc.......................    22,959     292,957
    Capital One Financial Corp.........................   316,576  22,353,431
o   Capital Properties, Inc., 5.000%...................     1,260       1,260
*   Capital Properties, Inc. Class A...................     1,400      11,375
    Capital Southwest Corp.............................    19,500     666,315
    CapitalSource, Inc.................................   467,159   6,414,093
    Capitol Federal Financial, Inc.....................   257,535   3,082,694
    Cardinal Financial Corp............................    51,210     873,130
*   Carolina Bank Holdings, Inc........................     1,200      12,096
#   Cash America International, Inc....................    47,008   1,726,604
    Cathay General Bancorp.............................   133,556   3,138,566
    CBOE Holdings, Inc.................................    15,193     790,340
*   CBRE Group, Inc. Class A...........................    48,551   1,288,544
    Center Bancorp, Inc................................    23,751     421,580
    Centerstate Banks, Inc.............................    41,922     461,142
    Central Pacific Financial Corp.....................    23,282     427,225
    Century Bancorp, Inc. Class A......................     3,952     134,012
    Charles Schwab Corp. (The).........................   206,046   5,114,062
    Charter Financial Corp.............................     4,056      43,602
    Chemical Financial Corp............................    47,456   1,370,529
    Chicopee Bancorp, Inc..............................     7,105     123,272
    Chubb Corp. (The)..................................   145,404  12,292,454
    Cincinnati Financial Corp..........................   178,811   8,663,393
    CIT Group, Inc.....................................   222,969  10,379,207
    Citigroup, Inc..................................... 1,706,768  80,952,006
#   Citizens Community Bancorp, Inc....................     5,940      47,758
    Citizens Holding Co................................     2,412      45,949
#*  Citizens, Inc......................................    72,414     503,277
#   City Holding Co....................................    26,028   1,161,369
    City National Corp.................................    92,950   6,724,932
#   CKX Lands, Inc.....................................     2,161      31,334
    Clifton Savings Bancorp, Inc.......................    36,094     456,950
    CME Group, Inc.....................................   160,665  12,011,315
    CNA Financial Corp.................................   219,972   8,640,500
    CNB Financial Corp.................................    13,395     215,124
    CNO Financial Group, Inc...........................   360,876   6,113,239
    CoBiz Financial, Inc...............................    63,706     672,735

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Codorus Valley Bancorp, Inc........................   3,129 $    65,772
#   Cohen & Steers, Inc................................  21,767     785,136
#*  Colonial Financial Services, Inc...................   2,537      32,220
*   Colony Bankcorp, Inc...............................   3,512      22,090
    Columbia Banking System, Inc.......................  84,450   2,204,989
    Comerica, Inc...................................... 199,974   9,158,809
    Commerce Bancshares, Inc........................... 166,119   7,221,193
    Commercial National Financial Corp.................   2,306      47,849
#   Community Bank System, Inc.........................  69,471   2,473,168
*   Community Bankers Trust Corp.......................   1,768       7,037
    Community Trust Bancorp, Inc.......................  26,180   1,060,814
*   Community West Bancshares..........................   3,113      22,320
#*  CommunityOne Bancorp...............................     122       1,403
#   Consolidated-Tomoka Land Co........................   8,114     285,207
*   Consumer Portfolio Services, Inc...................  27,948     237,837
*   Cowen Group, Inc. Class A.......................... 192,855     786,848
    Crawford & Co. Class A.............................  36,655     267,581
#   Crawford & Co. Class B.............................  39,704     321,205
*   Credit Acceptance Corp.............................  28,720   3,997,250
#   Cullen/Frost Bankers, Inc.......................... 104,895   7,764,328
#   CVB Financial Corp................................. 174,616   2,605,271
*   DFC Global Corp....................................  65,826     495,012
    Diamond Hill Investment Group, Inc.................   2,604     298,262
    Dime Community Bancshares, Inc.....................  63,465   1,037,018
    Discover Financial Services........................ 238,701  12,806,309
    Donegal Group, Inc. Class A........................  30,681     448,249
#   Donegal Group, Inc. Class B........................   5,678     139,367
#*  Doral Financial Corp...............................     339       4,234
*   E*TRADE Financial Corp............................. 504,941  10,108,919
    Eagle Bancorp Montana, Inc.........................     751       8,096
    East West Bancorp, Inc............................. 244,346   8,175,811
*   Eastern Virginia Bankshares, Inc...................   3,292      22,254
#   Eaton Vance Corp...................................  42,432   1,615,386
#*  eHealth, Inc.......................................  32,294   1,725,468
    EMC Insurance Group, Inc...........................  18,772     515,855
    Employers Holdings, Inc............................  52,920   1,300,244
#*  Encore Capital Group, Inc..........................  42,365   2,016,150
    Endurance Specialty Holdings, Ltd..................  77,272   4,048,280
*   Enstar Group, Ltd..................................  23,735   2,942,191
#   Enterprise Bancorp, Inc............................   8,838     182,770
    Enterprise Financial Services Corp.................  26,367     490,954
    Erie Indemnity Co. Class A.........................  44,654   3,133,371
#   ESB Financial Corp.................................  20,940     269,288
    ESSA Bancorp, Inc..................................  21,343     240,749
    Evans Bancorp, Inc.................................   2,684      61,732
    Evercore Partners, Inc. Class A....................  44,075   2,461,148
    Everest Re Group, Ltd..............................  57,189   8,278,680
*   Ezcorp, Inc. Class A...............................  84,046     922,825
*   Farmers Capital Bank Corp..........................   6,545     134,565
    FBL Financial Group, Inc. Class A..................  44,583   1,722,241
    Federal Agricultural Mortgage Corp. Class A........   1,506      37,289
    Federal Agricultural Mortgage Corp. Class C........  15,408     472,101
#   Federated Investors, Inc. Class B..................  61,483   1,653,278

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Federated National Holding Co......................  10,903 $   144,247
#   Fidelity National Financial, Inc. Class A.......... 339,723  10,714,863
    Fidelity Southern Corp.............................   9,904     139,455
    Fifth Third Bancorp................................ 917,495  19,285,745
    Financial Engines, Inc.............................   7,048     429,364
    Financial Institutions, Inc........................  21,245     443,596
*   First Acceptance Corp..............................  34,466      88,578
#   First American Financial Corp...................... 181,206   4,696,860
#*  First BanCorp......................................  48,679     238,040
    First Bancorp......................................  26,904     463,556
    First Bancorp of Indiana, Inc......................     700       9,457
    First Bancorp, Inc.................................  12,744     216,521
*   First Bancshares, Inc..............................     569       4,711
    First Bancshares, Inc. (The).......................     588       8,350
    First Busey Corp................................... 148,919     819,054
#   First Business Financial Services, Inc.............   2,063      85,099
*   First Cash Financial Services, Inc.................  40,969   2,013,217
    First Citizens BancShares, Inc. Class A............  12,723   2,814,837
    First Commonwealth Financial Corp.................. 167,614   1,376,111
    First Community Bancshares, Inc....................  28,521     461,755
    First Defiance Financial Corp......................  13,493     347,040
*   First Federal Bancshares of Arkansas, Inc..........   5,920      49,077
    First Federal of Northern Michigan Bancorp, Inc....   1,458       7,399
    First Financial Bancorp............................  98,369   1,630,958
#   First Financial Bankshares, Inc....................  50,166   3,068,654
    First Financial Corp...............................  21,762     700,084
    First Financial Holdings, Inc......................  41,778   2,571,436
#   First Financial Northwest, Inc.....................  21,460     221,896
*   First Financial Service Corp.......................   1,956       9,164
#   First Horizon National Corp........................ 408,566   4,804,736
    First Interstate Bancsystem, Inc...................  31,471     807,546
#*  First Marblehead Corp. (The).......................  11,556      68,874
    First Merchants Corp...............................  51,975   1,096,153
    First Midwest Bancorp, Inc......................... 127,458   2,035,504
    First Niagara Financial Group, Inc................. 616,667   5,328,003
*   First Place Financial Corp.........................  23,310          35
    First Republic Bank................................  49,575   2,405,875
#   First South Bancorp, Inc...........................  10,177      82,434
*   First United Corp..................................   5,415      42,887
#   First West Virginia Bancorp........................     752      12,588
    Firstbank Corp.....................................   6,355     113,627
    FirstMerit Corp.................................... 287,695   5,854,593
*   Flagstar Bancorp, Inc..............................  55,490   1,158,076
    Flushing Financial Corp............................  51,375   1,055,242
#   FNB Corp........................................... 267,628   3,168,716
#*  Forest City Enterprises, Inc. Class A.............. 306,812   5,580,910
*   Forest City Enterprises, Inc. Class B..............  13,338     241,951
#*  Forestar Group, Inc................................  57,977   1,159,540
*   Fortegra Financial Corp............................   1,154       8,505
    Fox Chase Bancorp, Inc.............................  26,803     458,599
*   Franklin Financial Corp............................   1,219      23,173
    Franklin Resources, Inc............................  73,653   3,830,693
    Fulton Financial Corp.............................. 337,555   4,168,804

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                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   FXCM, Inc. Class A.................................  68,244 $ 1,169,702
#   Gain Capital Holdings, Inc.........................  40,643     361,316
*   GAINSCO, Inc.......................................   1,100       8,800
    GAMCO Investors, Inc. Class A......................   8,812     711,921
*   Genworth Financial, Inc. Class A................... 663,329   9,784,103
    German American Bancorp, Inc.......................  18,570     500,647
    GFI Group, Inc..................................... 186,276     707,849
#   Glacier Bancorp, Inc............................... 122,344   3,233,552
#*  Gleacher & Co., Inc................................   4,182      46,086
*   Global Indemnity P.L.C.............................  25,376     621,966
    Goldman Sachs Group, Inc. (The).................... 245,156  40,235,003
    Gouverneur Bancorp, Inc............................     600       5,670
    Great Southern Bancorp, Inc........................  20,689     572,051
#*  Green Dot Corp. Class A............................  56,442   1,271,074
#   Greenhill & Co., Inc...............................  24,565   1,276,152
*   Greenlight Capital Re, Ltd. Class A................  51,745   1,662,567
    Guaranty Bancorp...................................   5,874      76,127
#*  Guaranty Federal Bancshares, Inc...................   1,840      19,688
#*  Hallmark Financial Services, Inc...................  25,575     225,316
    Hampden Bancorp, Inc...............................   4,784      76,735
*   Hampton Roads Bankshares, Inc......................     912       1,423
    Hancock Holding Co................................. 142,736   4,938,666
    Hanmi Financial Corp...............................  55,540   1,197,998
    Hanover Insurance Group, Inc. (The)................  76,934   4,272,145
    Harleysville Savings Financial Corp................   3,569      63,261
*   Harris & Harris Group, Inc.........................  39,920     120,159
    Hartford Financial Services Group, Inc............. 519,292  17,266,459
    Hawthorn Bancshares, Inc...........................   2,685      33,777
    HCC Insurance Holdings, Inc........................ 176,004   7,552,332
#   HCI Group, Inc.....................................  20,082     854,087
#   Heartland Financial USA, Inc.......................  28,015     705,698
    Heritage Commerce Corp.............................  36,457     292,021
#   Heritage Financial Corp............................  23,199     395,079
    Heritage Financial Group, Inc......................   9,512     188,242
    HF Financial Corp..................................   5,606      73,943
    HFF, Inc. Class A..................................  54,093   1,600,071
*   Hilltop Holdings, Inc.............................. 140,633   3,345,659
    Hingham Institution for Savings....................   1,548     121,642
*   HMN Financial, Inc.................................   2,615      29,053
*   Home Bancorp, Inc..................................   8,770     176,715
#   Home BancShares, Inc...............................  94,357   2,909,970
    Home Federal Bancorp, Inc .........................  22,353     324,118
    HopFed Bancorp, Inc................................   3,213      36,692
    Horace Mann Educators Corp.........................  61,432   1,713,953
#   Horizon Bancorp....................................   4,783     106,470
*   Howard Hughes Corp. (The)..........................  68,553   8,553,358
    Hudson City Bancorp, Inc........................... 798,053   7,214,399
    Hudson Valley Holding Corp.........................  25,014     449,752
    Huntington Bancshares, Inc......................... 889,026   8,063,466
    Iberiabank Corp....................................  49,594   3,265,269
*   ICG Group, Inc.....................................  63,178   1,199,750
#*  Imperial Holdings, Inc.............................   1,691      10,450
    Independence Holding Co............................  18,425     236,393

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                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
#   Independent Bank Corp.(453836108)..................    37,707 $  1,363,485
*   Independent Bank Corp.(453838609)..................     8,213      108,822
    Infinity Property & Casualty Corp..................    19,978    1,410,447
    Interactive Brokers Group, Inc. Class A............    83,048    1,760,618
    IntercontinentalExchange Group, Inc................    91,855   19,178,405
*   InterGroup Corp. (The).............................       677       12,836
    International Bancshares Corp......................   112,950    2,644,159
*   Intervest Bancshares Corp. Class A.................    23,302      174,299
#*  INTL. FCStone, Inc.................................    29,319      517,187
    Invesco, Ltd.......................................   451,532   15,013,439
*   Investment Technology Group, Inc...................    51,038      842,127
#   Investors Bancorp, Inc.............................   226,317    5,741,662
#*  Investors Capital Holdings, Ltd....................     5,019       36,338
    Investors Title Co.................................     2,281      182,754
#*  Jacksonville Bancorp, Inc..........................        22          245
#   Janus Capital Group, Inc...........................   299,466    3,291,131
*   Jefferson Bancshares, Inc..........................     2,704       20,902
    JMP Group, Inc.....................................    30,003      223,222
    Jones Lang LaSalle, Inc............................    74,689    8,533,965
    JPMorgan Chase & Co................................ 2,211,559  122,431,906
*   KCG Holdings, Inc. Class A.........................    14,443      159,740
#*  Kearny Financial Corp..............................    96,018    1,097,486
    Kemper Corp........................................    95,465    3,508,339
#   Kennedy-Wilson Holdings, Inc.......................   108,724    2,611,550
    Kentucky First Federal Bancorp.....................     3,283       28,628
    KeyCorp............................................   979,536   12,498,879
*   Ladenburg Thalmann Financial Services, Inc.........     7,506       18,014
    Lake Shore Bancorp, Inc............................       449        5,541
    Lakeland Bancorp, Inc..............................    51,188      576,889
    Lakeland Financial Corp............................    26,219      960,402
    Landmark Bancorp, Inc..............................     2,422       46,527
#   Legg Mason, Inc....................................   222,398    9,418,555
    Leucadia National Corp.............................   498,666   13,628,542
    Life Partners Holdings, Inc........................    19,377       51,930
    Lincoln National Corp..............................   297,181   14,273,603
    LNB Bancorp, Inc...................................    13,999      140,130
    Loews Corp.........................................   183,672    8,189,934
*   Louisiana Bancorp, Inc.............................     3,600       65,808
    LPL Financial Holdings, Inc........................   134,021    7,174,144
    LSB Financial Corp.................................       837       24,315
#   M&T Bank Corp......................................   142,235   15,860,625
*   Macatawa Bank Corp.................................    39,247      208,009
*   Magyar Bancorp, Inc................................     2,122       16,870
    Maiden Holdings, Ltd...............................   121,055    1,329,184
    MainSource Financial Group, Inc....................    29,780      485,712
#*  Malvern Bancorp, Inc...............................       694        7,176
    Manning & Napier, Inc..............................     3,895       65,241
*   Markel Corp........................................    18,847   10,161,172
    MarketAxess Holdings, Inc..........................    44,173    2,771,414
    Marlin Business Services Corp......................    20,780      527,189
    Marsh & McLennan Cos., Inc.........................   132,000    6,033,720
#*  Maui Land & Pineapple Co., Inc.....................     7,073       41,731
    MB Financial, Inc..................................    94,050    2,642,805

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                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   MBIA, Inc.......................................... 370,356 $ 4,051,695
#*  MBT Financial Corp.................................  12,903      69,805
    MCG Capital Corp................................... 113,797     508,673
    McGraw Hill Financial, Inc.........................  27,929   2,123,721
#   Meadowbrook Insurance Group, Inc...................  75,195     455,682
    Medallion Financial Corp...........................  36,699     489,198
#   Mercantile Bank Corp...............................  10,936     218,829
    Merchants Bancshares, Inc..........................   9,216     274,637
    Mercury General Corp...............................  95,008   4,354,217
*   Meridian Interstate Bancorp, Inc...................  28,404     668,630
    Meta Financial Group, Inc..........................   3,022     122,240
    MetLife, Inc....................................... 489,322  24,001,244
*   Metro Bancorp, Inc.................................  20,331     403,977
*   MGIC Investment Corp............................... 277,958   2,359,863
    MicroFinancial, Inc................................  16,382     125,978
    Mid Penn Bancorp, Inc..............................   1,624      23,548
    MidSouth Bancorp, Inc..............................  12,123     188,028
    MidWestOne Financial Group, Inc....................   7,672     188,578
    Montpelier Re Holdings, Ltd........................ 100,596   2,803,611
    Moody's Corp.......................................  48,188   3,593,861
    Morgan Stanley..................................... 804,925  23,753,337
*   MSB Financial Corp.................................   1,360      11,465
#*  MSCI, Inc.......................................... 166,336   7,105,874
    MutualFirst Financial, Inc.........................   6,697     125,837
    NASDAQ OMX Group, Inc. (The)....................... 259,253   9,890,502
    National Interstate Corp...........................  27,018     609,796
    National Penn Bancshares, Inc...................... 251,029   2,605,681
#   National Security Group, Inc.......................     977       9,037
    National Western Life Insurance Co. Class A........   3,479     758,944
#*  Naugatuck Valley Financial Corp....................   2,250      16,020
*   Navigators Group, Inc. (The).......................  25,143   1,499,277
    NBT Bancorp, Inc...................................  75,428   1,813,289
    Nelnet, Inc. Class A...............................  59,059   2,199,948
*   New Century Bancorp, Inc...........................   2,277      14,983
#   New Hampshire Thrift Bancshares, Inc...............   5,906      88,118
#   New York Community Bancorp, Inc.................... 474,581   7,683,466
*   NewBridge Bancorp..................................  16,536     115,587
*   NewStar Financial, Inc.............................  72,656   1,142,879
    Nicholas Financial, Inc............................   8,516     134,382
*   North Valley Bancorp...............................   1,037      24,235
    Northeast Bancorp..................................     301       2,844
    Northeast Community Bancorp, Inc...................  10,493      76,284
    Northern Trust Corp................................ 162,259   9,771,237
    Northfield Bancorp, Inc............................  94,419   1,173,628
    Northrim BanCorp, Inc..............................   8,061     193,625
    Northway Financial, Inc............................   2,363      40,171
    Northwest Bancshares, Inc.......................... 159,295   2,239,688
    Norwood Financial Corp.............................   2,272      68,137
#   Ocean Shore Holding Co.............................   8,012     110,646
    OceanFirst Financial Corp..........................  28,564     507,297
#*  Ocwen Financial Corp............................... 209,008   9,225,613
    OFG Bancorp........................................  79,248   1,155,436
    Ohio Valley Banc Corp..............................   3,467      77,210

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                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Old Line Bancshares, Inc...........................   4,134 $    66,433
    Old National Bancorp............................... 172,859   2,420,026
    Old Republic International Corp.................... 445,788   6,963,209
#*  Old Second Bancorp, Inc............................  13,666      63,684
*   OmniAmerican Bancorp, Inc..........................  18,051     404,703
    OneBeacon Insurance Group, Ltd. Class A............  42,145     592,559
#   Oppenheimer Holdings, Inc. Class A.................  13,829     324,705
    Oritani Financial Corp.............................  82,902   1,304,877
    Pacific Continental Corp...........................  25,226     355,687
*   Pacific Mercantile Bancorp.........................  10,106      63,264
#*  Pacific Premier Bancorp, Inc.......................   7,368     116,930
#   PacWest Bancorp....................................  73,075   2,931,038
    Park National Corp.................................  21,931   1,717,197
    Park Sterling Corp.................................  27,958     188,716
    PartnerRe, Ltd.....................................  96,568   9,480,081
*   Patriot National Bancorp, Inc......................   1,300       1,352
    Peapack Gladstone Financial Corp...................  14,506     268,361
    Penns Woods Bancorp, Inc...........................   6,023     272,240
#   People's United Financial, Inc..................... 552,133   7,845,810
    Peoples Bancorp of North Carolina, Inc.............   4,359      66,823
    Peoples Bancorp, Inc...............................  17,144     386,597
#   Peoples Bancorp/Auburn.............................   1,479      34,771
#*  PHH Corp...........................................  85,169   2,067,052
#*  Phoenix Cos., Inc. (The)...........................   8,763     412,737
*   PICO Holdings, Inc.................................  38,215     900,728
    Pinnacle Financial Partners, Inc...................  57,965   1,891,978
#*  Piper Jaffray Cos..................................  23,362     917,659
    Platinum Underwriters Holdings, Ltd................  60,202   3,421,882
    PNC Financial Services Group, Inc. (The)........... 286,984  22,924,282
*   Popular, Inc....................................... 173,661   4,584,650
*   Porter Bancorp, Inc................................  11,060      10,839
#*  Portfolio Recovery Associates, Inc.................  83,079   4,172,227
*   Preferred Bank.....................................   4,437      95,529
    Premier Financial Bancorp, Inc.....................   6,752      97,094
    Primerica, Inc.....................................  92,700   3,905,451
    Primus Guaranty, Ltd...............................  34,369     278,389
    Principal Financial Group, Inc..................... 329,033  14,335,968
    PrivateBancorp, Inc................................ 126,941   3,629,243
    ProAssurance Corp.................................. 103,952   4,829,610
    Progressive Corp. (The)............................ 313,109   7,276,653
    Prosperity Bancshares, Inc......................... 107,624   6,732,957
    Protective Life Corp............................... 136,379   6,683,935
    Provident Financial Holdings, Inc..................  13,977     210,354
    Provident Financial Services, Inc..................  91,196   1,579,515
*   Prudential Bancorp, Inc............................   6,262      65,876
    Prudential Financial, Inc.......................... 251,525  21,226,195
*   PSB Holdings, Inc..................................   3,341      21,282
#   Pulaski Financial Corp.............................  14,284     148,411
#   Pzena Investment Management, Inc. Class A..........   4,045      42,715
#   QC Holdings, Inc...................................  17,425      43,214
    QCR Holdings, Inc..................................   2,716      46,932
#   Radian Group, Inc.................................. 195,407   2,907,656
    Raymond James Financial, Inc....................... 171,935   8,753,211

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   Regional Management Corp...........................     4,340 $   144,218
    Regions Financial Corp............................. 1,565,852  15,924,715
    Reinsurance Group of America, Inc..................   123,189   9,198,523
#   RenaissanceRe Holdings, Ltd........................    79,147   7,179,424
    Renasant Corp......................................    46,426   1,336,605
    Republic Bancorp, Inc. Class A.....................    27,977     645,989
*   Republic First Bancorp, Inc........................    20,055      63,975
    Resource America, Inc. Class A.....................    25,836     226,840
*   Riverview Bancorp, Inc.............................    12,542      39,256
#   RLI Corp...........................................    73,160   3,047,846
    Rockville Financial, Inc...........................    43,857     582,421
*   Royal Bancshares of Pennsylvania, Inc. Class A.....     6,756       9,931
#   S&T Bancorp, Inc...................................    50,542   1,182,177
#*  Safeguard Scientifics, Inc.........................    33,090     606,540
    Safety Insurance Group, Inc........................    24,934   1,348,431
    Salisbury Bancorp, Inc.............................     1,248      33,534
    Sandy Spring Bancorp, Inc..........................    39,949     997,527
    SB Financial Group, Inc............................     2,715      22,806
#*  Seacoast Banking Corp. of Florida..................    12,166     135,651
*   Security National Financial Corp. Class A..........     3,116      14,024
    SEI Investments Co.................................   127,149   4,330,695
    Selective Insurance Group, Inc.....................    91,857   2,160,477
*   Shore Bancshares, Inc..............................     6,595      62,455
    SI Financial Group, Inc............................    10,889     128,817
*   Siebert Financial Corp.............................     8,302      24,408
    Sierra Bancorp.....................................    17,579     278,627
*   Signature Bank.....................................    64,459   7,867,866
#   Simmons First National Corp. Class A...............    26,251     906,447
    Simplicity Bancorp, Inc............................    11,596     192,494
    SLM Corp...........................................   360,881   8,213,652
*   Southcoast Financial Corp..........................     5,485      33,184
o   Southern Community Financial.......................    13,882       3,054
*   Southern First Bancshares, Inc.....................     3,032      40,295
    Southern Missouri Bancorp, Inc.....................     1,461      47,322
#   Southern National Bancorp of Virginia, Inc.........     1,825      18,615
    Southside Bancshares, Inc..........................    30,438     811,173
    Southwest Bancorp, Inc.............................    30,163     526,344
    Southwest Georgia Financial Corp...................     1,954      22,569
#*  St Joe Co. (The)...................................   106,833   1,919,789
    StanCorp Financial Group, Inc......................    77,293   4,966,075
    State Auto Financial Corp..........................    54,992   1,054,747
    State Street Corp..................................   248,017  16,604,738
    Sterling Bancorp...................................   119,072   1,500,307
#   Stewart Information Services Corp..................    36,603   1,189,964
*   Stifel Financial Corp..............................   108,671   4,906,496
*   Stratus Properties, Inc............................     6,860     119,158
*   Suffolk Bancorp....................................    19,605     377,984
#   Summit State Bank..................................     4,397      47,268
#*  Sun Bancorp, Inc...................................    50,901     161,356
    SunTrust Banks, Inc................................   273,245  10,115,530
    Susquehanna Bancshares, Inc........................   325,996   3,530,537
*   Sussex Bancorp.....................................     2,871      24,188
*   SVB Financial Group................................    78,288   8,786,262

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
*   SWS Group, Inc.....................................    32,323 $   248,241
    SY Bancorp, Inc....................................    22,032     651,927
    Symetra Financial Corp.............................   178,581   3,419,826
    Synovus Financial Corp............................. 1,699,250   5,692,487
    T Rowe Price Group, Inc............................    31,459   2,467,644
*   Taylor Capital Group, Inc..........................    42,479     948,556
#   TCF Financial Corp.................................   289,798   4,665,748
    TD Ameritrade Holding Corp.........................   239,738   7,491,812
    Teche Holding Co...................................     2,166     162,342
*   Tejon Ranch Co.....................................    33,119   1,130,020
    Territorial Bancorp, Inc...........................    16,671     377,598
#   Teton Advisors, Inc. Class A.......................        95       4,322
*   Texas Capital Bancshares, Inc......................    69,835   4,153,087
    TF Financial Corp..................................     3,426     104,493
*   TFS Financial Corp.................................   355,728   4,083,757
    Timberland Bancorp, Inc............................     5,770      63,239
    Tompkins Financial Corp............................    20,439     958,589
    Torchmark Corp.....................................   106,486   8,002,423
    Tower Financial Corp...............................     2,132      49,814
#   Tower Group International, Ltd.....................    68,455     171,137
#   TowneBank..........................................    44,760     673,190
#*  Transcontinental Realty Investors, Inc.............       100       1,101
    Travelers Cos., Inc. (The).........................   226,260  18,390,413
#*  Tree.com, Inc......................................    18,558     602,207
#   Trico Bancshares...................................    24,971     618,282
#   TrustCo Bank Corp..................................   158,700   1,036,311
#   Trustmark Corp.....................................   117,058   2,781,298
    U.S. Bancorp....................................... 1,031,884  40,996,751
#   UMB Financial Corp.................................    74,403   4,411,354
#   Umpqua Holdings Corp...............................   183,580   3,223,665
*   Unico American Corp................................       100       1,302
    Union Bankshares Inc/Morrisville...................     2,439      54,438
    Union First Market Bankshares Corp.................    71,478   1,648,997
    United Bancshares, Inc.............................     2,086      32,270
#   United Bankshares, Inc.............................    79,055   2,362,954
    United Community Bancorp...........................     1,156      12,681
*   United Community Banks, Inc........................    75,530   1,259,840
#*  United Community Financial Corp....................    11,197      39,525
    United Financial Bancorp, Inc......................    27,958     495,695
    United Fire Group, Inc.............................    51,432   1,290,943
*   United Security Bancshares.........................     8,601      42,920
    Unity Bancorp, Inc.................................     5,831      45,598
    Universal Insurance Holdings, Inc..................    67,373     751,209
    Univest Corp. of Pennsylvania......................    27,394     514,459
    Unum Group.........................................   291,024   9,370,973
    Validus Holdings, Ltd..............................   182,557   6,557,447
#   Valley National Bancorp............................   328,369   3,181,896
*   Vantagesouth Bancshares, Inc.......................     6,567      37,695
    ViewPoint Financial Group, Inc.....................    65,752   1,618,814
#*  Viewtran Group, Inc................................    15,972      37,055
*   Virginia Commerce Bancorp, Inc.....................    47,407     770,838
*   Virtus Investment Partners, Inc....................    11,528   2,101,093
    VSB Bancorp, Inc...................................       134       1,469

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Waddell & Reed Financial, Inc. Class A............    29,603 $    1,918,866
*   Walker & Dunlop, Inc..............................    17,247        242,148
    Washington Banking Co.............................    24,202        430,554
    Washington Federal, Inc...........................   177,307      3,879,477
#   Washington Trust Bancorp, Inc.....................    27,109        892,970
#*  Waterstone Financial, Inc.........................    26,390        278,679
#   Wayne Savings Bancshares, Inc.....................     1,615         18,056
    Webster Financial Corp............................   158,673      4,814,139
    Wells Fargo & Co.................................. 2,946,809    133,608,320
    WesBanco, Inc.....................................    45,338      1,294,853
    West Bancorporation, Inc..........................    23,486        347,358
#   Westamerica Bancorporation........................    47,131      2,326,386
*   Western Alliance Bancorp..........................   153,411      3,439,475
    Westfield Financial, Inc..........................    39,650        295,789
    Westwood Holdings Group, Inc......................     8,294        474,168
#   Willis Group Holdings P.L.C.......................   105,494      4,542,572
    Wilshire Bancorp, Inc.............................   128,019      1,275,069
    Wintrust Financial Corp...........................    68,885      3,019,230
*   World Acceptance Corp.............................    24,217      2,317,325
    WR Berkley Corp...................................   142,835      5,536,285
    WSFS Financial Corp...............................     1,651        118,542
    WVS Financial Corp................................     2,157         27,426
    XL Group P.L.C....................................   319,765      9,190,046
*   Yadkin Financial Corp.............................     5,013         93,743
#   Zions BanCorp.....................................   321,339      9,238,496
*   ZipRealty, Inc....................................    25,107        104,947
                                                                 --------------
Total Financials......................................            2,067,062,951
                                                                 --------------
Health Care -- (10.2%)
#*  Abaxis, Inc.......................................    12,970        495,065
    Abbott Laboratories...............................   446,908     16,383,647
    AbbVie, Inc.......................................   176,697      8,698,793
#*  ABIOMED, Inc......................................     3,210         88,243
#*  Acadia Healthcare Co., Inc........................    34,704      1,771,292
#*  Accelerate Diagnostics, Inc.......................     2,323         32,034
*   Accretive Health, Inc.............................    10,626         97,865
#*  Accuray, Inc......................................   110,347      1,175,196
*   Acorda Therapeutics, Inc..........................    55,709      1,635,059
*   Actavis P.L.C.....................................   111,992     21,164,248
#*  Adcare Health Systems, Inc........................     7,607         30,960
#*  Addus HomeCare Corp...............................    18,395        434,858
    Aetna, Inc........................................   245,037     16,743,378
#*  Affymax, Inc......................................    51,139         45,514
*   Affymetrix, Inc...................................   122,411      1,149,439
    Agilent Technologies, Inc.........................   144,195      8,384,939
#*  Air Methods Corp..................................    54,209      2,787,969
#*  Akorn, Inc........................................    31,906        724,266
#*  Albany Molecular Research, Inc....................    46,348        495,924
#*  Alere, Inc........................................   142,568      5,403,327
*   Alexion Pharmaceuticals, Inc......................    36,176      5,742,216
*   Align Technology, Inc.............................    80,275      4,769,941
*   Alkermes P.L.C....................................   131,989      6,425,225
    Allergan, Inc.....................................    33,891      3,883,909

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Alliance HealthCare Services, Inc..................    11,547 $   331,399
*   Allied Healthcare Products, Inc....................     6,964      17,131
*   Allscripts Healthcare Solutions, Inc...............   313,825   5,196,942
*   Almost Family, Inc.................................    13,851     421,209
*   Alnylam Pharmaceuticals, Inc.......................    41,355   3,459,759
#*  Alphatec Holdings, Inc.............................    95,998     208,316
*   AMAG Pharmaceuticals, Inc..........................    27,690     594,504
#*  Amedisys, Inc......................................    56,578     853,762
#*  American Shared Hospital Services..................     4,179      12,077
    AmerisourceBergen Corp.............................    88,145   5,925,107
    Amgen, Inc.........................................   259,507  30,868,358
*   AMN Healthcare Services, Inc.......................    76,927   1,162,367
*   Amsurg Corp........................................    53,979   2,253,623
    Analogic Corp......................................    19,808   1,894,635
*   AngioDynamics, Inc.................................    46,710     743,156
*   ANI Pharmaceuticals, Inc...........................     1,410      31,274
*   Anika Therapeutics, Inc............................    23,479     781,146
#*  Ariad Pharmaceuticals, Inc.........................    23,897     176,599
*   Arqule, Inc........................................    26,787      61,342
*   Arrhythmia Research Technology, Inc................     1,790       7,966
*   ArthroCare Corp....................................    49,506   2,246,582
#*  athenahealth, Inc..................................    10,282   1,515,567
*   AtriCure, Inc......................................     8,962     183,721
    Atrion Corp........................................     3,127     835,472
#*  Authentidate Holding Corp..........................     1,238       1,659
#*  Auxilium Pharmaceuticals, Inc......................    85,664   2,191,285
#*  AVEO Pharmaceuticals, Inc..........................    13,498      22,272
#*  Baxano Surgical, Inc...............................    28,585      36,589
    Baxter International, Inc..........................    52,724   3,601,049
    Becton Dickinson and Co............................    25,917   2,802,146
*   Bio-Rad Laboratories, Inc. Class A.................    35,403   4,500,429
*   Bio-Rad Laboratories, Inc. Class B.................     2,960     375,920
#*  Bio-Reference Labs, Inc............................    36,510     981,754
#*  Bioanalytical Systems, Inc.........................     2,068       6,225
*   BioCryst Pharmaceuticals, Inc......................        79         806
*   Biogen Idec, Inc...................................    30,059   9,397,646
*   BioMarin Pharmaceutical, Inc.......................    35,450   2,441,796
#*  BioScrip, Inc......................................   115,755     985,075
*   Biospecifics Technologies Corp.....................     1,942      44,064
*   Biota Pharmaceuticals, Inc.........................     5,213      26,117
*   BioTelemetry, Inc..................................    40,437     294,786
*   Boston Scientific Corp............................. 1,564,548  21,168,334
*   Bovie Medical Corp.................................    16,167      43,651
    Bristol-Myers Squibb Co............................   291,159  14,549,215
#*  Brookdale Senior Living, Inc.......................   175,444   4,817,692
*   Bruker Corp........................................    64,955   1,321,834
#*  BSD Medical Corp...................................     3,163       3,732
*   Cambrex Corp.......................................    52,271     981,127
    Cantel Medical Corp................................    67,806   2,149,450
*   Capital Senior Living Corp.........................    43,514     977,760
#*  Cardica, Inc.......................................     3,013       3,616
    Cardinal Health, Inc...............................   103,083   7,011,706
*   CareFusion Corp....................................   231,091   9,421,580

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Health Care -- (Continued)
   #*  Catalyst Pharmaceutical Partners, Inc............     890 $     1,736
   *   Celgene Corp.....................................  45,414   6,899,749
   #*  Celldex Therapeutics, Inc........................  88,604   2,284,211
   *   Celsion Corp.....................................   1,650       6,122
   *   Centene Corp.....................................  71,323   4,322,174
   #*  Cepheid, Inc.....................................  18,235     963,902
   *   Cerner Corp......................................  52,076   2,962,604
   *   Charles River Laboratories International, Inc....  70,780   4,001,193
   #   Chemed Corp......................................  31,925   2,519,521
   *   Chindex International, Inc.......................  12,137     199,775
       Cigna Corp....................................... 203,814  17,591,186
   #*  Codexis, Inc.....................................  13,246      24,902
   #*  Columbia Laboratories, Inc.......................     811       5,466
   *   Community Health Systems, Inc.................... 186,909   7,739,902
   #   Computer Programs & Systems, Inc.................   5,089     340,047
       CONMED Corp......................................  43,673   1,832,082
       Cooper Cos., Inc. (The)..........................  74,291   9,232,885
   *   Cornerstone Therapeutics, Inc....................   2,272      21,539
   *   Corvel Corp......................................  31,890   1,510,310
   *   Covance, Inc.....................................  73,012   6,904,015
       Covidien P.L.C...................................  84,869   5,791,461
       CR Bard, Inc.....................................  12,868   1,667,564
   *   Cross Country Healthcare, Inc....................  47,402     511,942
       CryoLife, Inc....................................  42,034     453,547
   *   Cubist Pharmaceuticals, Inc......................  92,878   6,788,453
   #*  Cumberland Pharmaceuticals, Inc..................  29,618     139,205
   *   Cutera, Inc......................................  22,365     212,468
   *   Cyberonics, Inc..................................  26,907   1,797,388
   *   Cynosure, Inc. Class A...........................  36,379     976,049
   *   DaVita HealthCare Partners, Inc.................. 164,173  10,659,753
       Daxor Corp.......................................   5,407      38,309
       DENTSPLY International, Inc......................  96,933   4,472,489
   *   Depomed, Inc.....................................  23,828     285,936
       Digirad Corp.....................................  23,800      83,300
   *   Durect Corp......................................  40,784      85,239
   *   Dyax Corp........................................  68,911     580,231
   #*  Dynavax Technologies Corp........................  23,749      41,323
   #*  Edwards Lifesciences Corp........................  36,693   2,389,448
       Eli Lilly & Co................................... 124,130   6,704,261
   *   Emergent Biosolutions, Inc.......................  58,363   1,396,627
   #*  Emeritus Corp....................................  65,645   1,447,472
   #*  Endo Health Solutions, Inc....................... 160,078  10,545,939
   #*  Endocyte, Inc....................................  34,203     405,990
       Ensign Group, Inc. (The).........................  38,205   1,601,554
   *   EnteroMedics, Inc................................     417         867
   #*  Enzo Biochem, Inc................................  53,941     151,574
   #   Enzon Pharmaceuticals, Inc.......................  77,086      69,377
   #*  Exact Sciences Corp..............................  15,692     203,996
   #*  Exactech, Inc....................................  19,740     439,807
   #*  ExamWorks Group, Inc.............................  47,587   1,465,204
   *   Express Scripts Holding Co....................... 462,397  34,536,432
   *   Five Star Quality Care, Inc......................  79,274     430,458
   *   Forest Laboratories, Inc......................... 190,988  12,662,504

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Furiex Pharmaceuticals, Inc........................  14,153 $   656,133
*   Gentiva Health Services, Inc.......................  57,592     654,245
#*  Geron Corp.........................................  69,319     347,981
*   Gilead Sciences, Inc............................... 135,356  10,916,461
*   Globus Medical, Inc. Class A.......................  35,022     819,515
*   Greatbatch, Inc....................................  36,653   1,558,119
#*  GTx, Inc...........................................  30,947      56,014
#*  Haemonetics Corp...................................  90,565   3,431,508
*   Hanger, Inc........................................  54,530   1,843,659
#*  Harvard Apparatus Regenerative Technology, Inc.....  10,276      42,029
#*  Harvard Bioscience, Inc............................  41,105     181,684
*   HCA Holdings, Inc..................................  46,506   2,337,857
*   Health Net, Inc.................................... 136,519   4,490,110
#   HealthSouth Corp...................................  70,418   2,191,408
*   HealthStream, Inc..................................  26,746     776,169
#*  Healthways, Inc....................................  58,045     888,669
*   Henry Schein, Inc..................................  63,424   7,286,783
*   Hi-Tech Pharmacal Co., Inc.........................  21,628     935,627
#   Hill-Rom Holdings, Inc............................. 103,329   3,747,743
#*  HMS Holdings Corp..................................  18,900     435,267
#*  Hologic, Inc....................................... 263,818   5,635,152
*   Hooper Holmes, Inc.................................  27,377      13,992
#*  Horizon Pharma, Inc................................  25,375     250,198
*   Hospira, Inc....................................... 117,874   5,187,635
    Humana, Inc........................................ 181,094  17,620,446
*   ICU Medical, Inc...................................  24,911   1,607,009
*   Idera Pharmaceuticals, Inc.........................  30,405     141,079
#*  IDEXX Laboratories, Inc............................  10,874   1,242,463
#*  Illumina, Inc......................................  19,907   3,025,864
#*  Immunomedics, Inc..................................  35,448     171,923
*   Impax Laboratories, Inc............................ 115,042   2,662,072
*   Incyte Corp., Ltd..................................  86,152   5,644,679
#*  Infinity Pharmaceuticals, Inc......................  22,453     288,521
#*  Inovio Pharmaceuticals, Inc........................  13,901      35,865
#*  Insys Therapeutics, Inc............................     246      14,472
*   Integra LifeSciences Holdings Corp.................  44,625   2,073,278
*   Intuitive Surgical, Inc............................   3,637   1,482,368
    Invacare Corp......................................  53,931   1,088,328
#*  IPC The Hospitalist Co., Inc.......................  28,824   1,538,625
*   Iridex Corp........................................   6,507      55,114
#*  Isis Pharmaceuticals, Inc..........................   1,872      95,584
*   Jazz Pharmaceuticals P.L.C.........................  51,858   7,864,784
    Johnson & Johnson.................................. 575,136  50,882,282
#*  Keryx Biopharmaceuticals, Inc......................   5,600      86,128
    Kewaunee Scientific Corp...........................   3,000      49,800
    Kindred Healthcare, Inc............................  91,626   1,735,396
*   Laboratory Corp. of America Holdings...............  59,940   5,384,410
    Landauer, Inc......................................   5,650     260,861
*   Lannett Co., Inc...................................  50,589   1,786,803
*   LCA-Vision, Inc....................................  20,620      87,016
    LeMaitre Vascular, Inc.............................  22,583     179,987
#*  LHC Group, Inc.....................................  29,031     665,971
*   Life Technologies Corp............................. 120,198   9,143,462

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CONTINUED


                                                       SHARES     VALUE+
                                                      --------- -----------
    Health Care -- (Continued)
    *    LifePoint Hospitals, Inc....................    79,199 $ 4,198,339
    #*   Ligand Pharmaceuticals, Inc. Class B........     2,144     132,799
    #*   Luminex Corp................................    56,331   1,029,167
    *    Magellan Health Services, Inc...............    46,491   2,781,557
    #*   Mallinckrodt P.L.C..........................    54,551   3,154,684
    #*   Masimo Corp.................................    70,609   2,065,313
    #*   Mast Therapeutics, Inc......................    25,886      22,547
    o*   Maxygen, Inc................................    48,995       1,470
         McKesson Corp...............................    54,224   9,457,208
    *    MedAssets, Inc..............................   107,780   2,375,471
    o#*  MedCath Corp................................    26,258      52,516
    *    Medical Action Industries, Inc..............    32,084     238,063
    *    Medicines Co. (The).........................   107,572   3,739,203
    *    MediciNova, Inc.............................     5,363      12,389
    *    Medidata Solutions, Inc.....................    17,770   1,121,287
    #*   Medivation, Inc.............................    28,640   2,279,744
    *    MEDNAX, Inc.................................   169,046   9,405,719
         Medtronic, Inc..............................   231,890  13,115,698
         Merck & Co., Inc............................ 1,401,705  74,248,314
    *    Merge Healthcare, Inc.......................     7,819      16,811
    #    Meridian Bioscience, Inc....................     7,218     164,426
    *    Merit Medical Systems, Inc..................    70,502   1,013,114
    #*   Metabolix, Inc..............................     1,182       1,690
    *    Mettler-Toledo International, Inc...........    11,500   2,832,450
    *    Misonix, Inc................................     8,260      42,374
    #*   Molina Healthcare, Inc......................    76,298   2,746,728
    *    Momenta Pharmaceuticals, Inc................    88,278   1,580,176
    #*   MWI Veterinary Supply, Inc..................    15,055   2,804,144
    *    Mylan, Inc..................................   182,953   8,307,896
    #*   Myriad Genetics, Inc........................   134,178   3,707,338
    #*   Nanosphere, Inc.............................    31,702      66,891
    #    National Healthcare Corp....................    20,065   1,043,380
    #*   National Research Corp. Class A.............    29,412     441,180
    #    National Research Corp. Class B.............     4,902     194,413
    *    Natus Medical, Inc..........................    58,055   1,503,044
    *    Neogen Corp.................................    29,077   1,221,816
    #*   NPS Pharmaceuticals, Inc....................    38,421   1,374,703
    *    NuVasive, Inc...............................    77,336   2,895,460
    #    Omnicare, Inc...............................   174,573  10,903,830
    *    Omnicell, Inc...............................    58,316   1,505,719
    #*   OncoGenex Pharmaceutical, Inc...............     1,700      18,360
    #*   Opko Health, Inc............................   388,769   3,082,938
    *    OraSure Technologies, Inc...................    42,581     249,950
    *    Orthofix International NV...................    29,396     604,088
    *    Osiris Therapeutics, Inc....................    13,955     217,838
    #    Owens & Minor, Inc..........................   111,336   3,856,679
    #*   Pacific Biosciences of California, Inc......    66,354     476,422
    #*   Pain Therapeutics, Inc......................    50,349     209,452
    *    PAREXEL International Corp..................    91,576   4,469,825
         Patterson Cos., Inc.........................   142,309   5,686,668
    #*   PDI, Inc....................................    21,336     123,535
    #    PDL BioPharma, Inc..........................   149,198   1,357,702
         PerkinElmer, Inc............................   195,649   8,530,296

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CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Health Care -- (Continued)
#*  Pernix Therapeutics Holdings.......................     7,120 $     16,305
    Perrigo Co. P.L.C..................................    23,170    3,606,642
    Pfizer, Inc........................................ 3,831,803  116,486,811
*   PharMerica Corp....................................    53,338    1,298,247
#*  PhotoMedex, Inc....................................     7,613      105,897
#   Pozen, Inc.........................................    44,928      352,236
*   Prestige Brands Holdings, Inc......................    90,105    2,726,577
#*  Progenics Pharmaceuticals, Inc.....................    99,984      477,924
*   ProPhase Labs, Inc.................................    19,981       41,361
*   Providence Service Corp. (The).....................    23,103      609,688
#*  pSivida Corp.......................................    25,881      121,641
    Psychemedics Corp..................................     1,810       27,711
#   Quality Systems, Inc...............................    84,006    1,546,550
#   Quest Diagnostics, Inc.............................   107,667    5,652,518
#   Questcor Pharmaceuticals, Inc......................    47,500    3,182,975
#*  Quidel Corp........................................    50,738    1,499,815
*   RadNet, Inc........................................    33,951       64,167
*   Regeneron Pharmaceuticals, Inc.....................    33,215    9,585,517
#*  Repligen Corp......................................    54,646      845,920
#   ResMed, Inc........................................    67,431    2,940,666
#*  Retractable Technologies, Inc......................     7,725       27,424
#*  Rigel Pharmaceuticals, Inc.........................   102,876      311,714
#*  RTI Surgical, Inc..................................    87,990      272,769
#*  Sagent Pharmaceuticals, Inc........................    16,834      318,668
*   Salix Pharmaceuticals, Ltd.........................    24,827    2,416,660
#*  Sangamo Biosciences, Inc...........................    26,718      516,726
*   Sciclone Pharmaceuticals, Inc......................    88,042      413,797
#*  Seattle Genetics, Inc..............................    38,000    1,704,680
    Select Medical Holdings Corp.......................   193,326    2,087,921
    Simulations Plus, Inc..............................     4,400       25,080
*   Sirona Dental Systems, Inc.........................    69,168    4,975,946
#*  Skilled Healthcare Group, Inc. Class A.............    34,371      157,075
    Span-America Medical Systems, Inc..................     3,812       75,630
*   Special Diversified Opportunities, Inc.............    14,178       16,021
*   Spectranetics Corp.................................    43,357    1,128,149
#*  Spectrum Pharmaceuticals, Inc......................    95,574      803,777
    St Jude Medical, Inc...............................   180,927   10,987,697
*   Staar Surgical Co..................................    26,138      429,186
#*  StemCells, Inc.....................................       545          828
#*  Stereotaxis, Inc...................................     4,433       22,741
    STERIS Corp........................................    89,556    4,109,725
    Stryker Corp.......................................    51,444    3,992,054
*   Sucampo Pharmaceuticals, Inc. Class A..............    14,749      121,827
*   SunLink Health Systems, Inc........................     3,122        3,746
*   SurModics, Inc.....................................    27,984      682,250
*   Symmetry Medical, Inc..............................    59,206      575,482
#*  Targacept, Inc.....................................     9,807       43,249
*   Taro Pharmaceutical Industries, Ltd................       286       29,161
*   Team Health Holdings, Inc..........................    44,743    1,931,108
    Techne Corp........................................    14,100    1,281,267
#   Teleflex, Inc......................................    68,284    6,394,114
#*  Tenet Healthcare Corp..............................   164,303    7,559,581
#*  Theravance, Inc....................................    12,559      462,422

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Health Care -- (Continued)
    Thermo Fisher Scientific, Inc...................... 197,528 $   22,743,374
*   Thoratec Corp......................................  97,164      3,394,910
*   Tornier NV.........................................  24,924        453,368
#*  Transcept Pharmaceuticals, Inc.....................  23,021         76,430
*   Triple-S Management Corp. Class B..................  40,623        724,714
#*  United Therapeutics Corp...........................  60,724      6,231,497
    UnitedHealth Group, Inc............................ 570,903     41,264,869
#   Universal American Corp............................ 140,720        992,076
    Universal Health Services, Inc. Class B............ 110,174      9,036,471
*   Uroplasty, Inc.....................................   2,767         12,507
    US Physical Therapy, Inc...........................  20,699        652,225
    Utah Medical Products, Inc.........................   6,006        319,519
#*  Varian Medical Systems, Inc........................  17,446      1,418,534
*   Vascular Solutions, Inc............................  27,906        657,465
*   VCA Antech, Inc.................................... 150,838      4,817,766
*   Vertex Pharmaceuticals, Inc........................  30,622      2,420,363
#*  Vical, Inc.........................................  19,691         26,583
#*  Volcano Corp.......................................  31,538        661,983
*   Waters Corp........................................  16,195      1,753,433
*   WellCare Health Plans, Inc.........................  74,900      4,876,739
    WellPoint, Inc..................................... 203,028     17,460,408
    West Pharmaceutical Services, Inc.................. 107,900      5,119,855
*   Wright Medical Group, Inc..........................  77,860      2,367,723
#*  XenoPort, Inc......................................  45,551        261,918
#*  Zalicus, Inc.......................................   8,906         13,092
    Zimmer Holdings, Inc............................... 130,497     12,262,803
    Zoetis, Inc........................................ 936,170     28,422,121
                                                                --------------
Total Health Care......................................          1,184,695,885
                                                                --------------
Industrials -- (12.6%)
    3M Co..............................................  78,020     10,001,384
    AAON, Inc..........................................  58,279      1,728,555
    AAR Corp...........................................  64,754      1,725,694
    ABM Industries, Inc................................  92,707      2,471,569
#   Acacia Research Corp...............................  71,606        989,595
#*  ACCO Brands Corp................................... 129,747        753,830
#*  Accuride Corp......................................  34,436        131,201
    Aceto Corp.........................................  49,227      1,049,520
    Acme United Corp...................................   2,302         33,517
#   Acorn Energy, Inc..................................  24,822         86,132
*   Active Power, Inc..................................     920          3,064
#   Actuant Corp. Class A.............................. 121,522      4,158,483
    Acuity Brands, Inc.................................  45,017      5,718,960
*   Adept Technology, Inc..............................  14,123        243,904
#   ADT Corp. (The).................................... 131,385      3,946,805
#*  Advisory Board Co. (The)...........................  27,568      1,745,330
*   AECOM Technology Corp.............................. 174,318      4,997,697
*   Aegion Corp........................................  67,690      1,388,999
#*  AeroCentury Corp...................................   1,459         22,790
*   Aerovironment, Inc.................................  39,203      1,169,033
    AGCO Corp.......................................... 173,743      9,265,714
*   Air Transport Services Group, Inc.................. 101,787        640,240
    Aircastle, Ltd.....................................  90,875      1,716,629

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Alamo Group, Inc...................................  20,434 $1,026,195
    Alaska Air Group, Inc.............................. 120,097  9,496,070
    Albany International Corp. Class A.................  47,742  1,650,441
    Allegiant Travel Co................................  28,186  2,566,899
*   Allegion P.L.C.....................................  52,413  2,586,582
    Alliant Techsystems, Inc...........................  55,723  8,007,395
o   Allied Defense Group, Inc..........................   8,042        643
    Allied Motion Technologies, Inc....................   6,678     75,595
#   Altra Industrial Motion Corp.......................  46,243  1,450,180
    AMERCO.............................................  30,241  6,735,578
#*  Ameresco, Inc. Class A.............................  37,184    366,634
#*  American Airlines Group, Inc....................... 199,017  6,677,020
#   American Railcar Industries, Inc...................  39,572  1,935,862
    American Science & Engineering, Inc................  13,227    904,595
#*  American Superconductor Corp.......................   9,532     14,298
*   American Woodmark Corp.............................  25,255    886,703
    AMETEK, Inc........................................  96,809  4,784,301
    Ampco-Pittsburgh Corp..............................  14,266    254,077
*   AMREP Corp.........................................   9,572     68,918
    AO Smith Corp...................................... 116,746  5,512,746
#   Apogee Enterprises, Inc............................  51,318  1,734,548
    Applied Industrial Technologies, Inc...............  73,294  3,704,279
*   ARC Document Solutions, Inc........................  81,373    616,807
    Argan, Inc.........................................  23,858    677,806
    Arkansas Best Corp.................................  42,847  1,469,224
*   Armstrong World Industries, Inc....................  74,050  4,123,104
*   Arotech Corp.......................................   5,156     13,767
#*  Ascent Solar Technologies, Inc.....................  31,475     21,718
    Astec Industries, Inc..............................  37,588  1,398,274
*   Astronics Corp.....................................  19,607  1,187,694
*   Astronics Corp. Class B............................   3,685    221,358
*   Atlas Air Worldwide Holdings, Inc..................  44,090  1,557,700
#*  Avalon Holdings Corp. Class A......................   1,202      6,611
*   Avis Budget Group, Inc............................. 186,085  7,017,265
#   AZZ, Inc...........................................  43,509  1,819,111
*   B/E Aerospace, Inc................................. 121,675  9,669,512
#   Babcock & Wilcox Co. (The).........................  94,915  3,253,686
    Baltic Trading, Ltd................................  21,705    125,672
    Barnes Group, Inc..................................  86,441  3,236,351
    Barrett Business Services, Inc.....................  13,746  1,077,824
#*  Beacon Roofing Supply, Inc.........................  81,124  3,065,676
*   Blount International, Inc..........................  62,286    798,507
#*  BlueLinx Holdings, Inc.............................  86,144    136,969
    Boeing Co. (The)...................................  66,931  8,383,777
    Brady Corp. Class A................................  77,801  2,128,635
*   Breeze-Eastern Corp................................  12,352    115,491
#   Briggs & Stratton Corp.............................  79,246  1,669,713
    Brink's Co. (The)..................................  81,804  2,588,279
#*  Broadwind Energy, Inc..............................   2,072     19,145
#*  Builders FirstSource, Inc..........................  71,793    577,934
*   CAI International, Inc.............................  34,699    717,922
    Carlisle Cos., Inc.................................  85,240  6,352,937
*   Casella Waste Systems, Inc. Class A................  38,456    197,279

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Caterpillar, Inc...................................  87,944 $ 8,258,821
#*  CBIZ, Inc..........................................  93,126     800,884
    CDI Corp...........................................  28,435     486,807
    Ceco Environmental Corp............................  31,518     489,790
    Celadon Group, Inc.................................  38,691     803,999
#   CH Robinson Worldwide, Inc.........................  16,987     994,419
#*  Chart Industries, Inc..............................  42,909   3,666,145
    Chicago Bridge & Iron Co. NV.......................  26,778   2,008,082
    Chicago Rivet & Machine Co.........................     653      27,197
#   Cintas Corp........................................ 116,576   6,652,992
    CIRCOR International, Inc..........................  30,383   2,188,184
#   CLARCOR, Inc.......................................  64,019   3,547,933
#*  Clean Harbors, Inc.................................  97,482   5,466,791
#*  CNH Industrial NV..................................  48,680     513,087
    Coleman Cable, Inc.................................  10,781     282,893
*   Colfax Corp........................................ 141,914   8,550,318
*   Columbus McKinnon Corp.............................  32,594     805,724
#   Comfort Systems USA, Inc...........................  65,515   1,116,376
*   Command Security Corp..............................  10,654      24,611
#*  Commercial Vehicle Group, Inc......................  24,357     194,856
    Compx International, Inc...........................   3,471      45,262
    Con-way, Inc.......................................  93,689   3,604,216
*   Consolidated Graphics, Inc.........................  15,948   1,034,068
    Copa Holdings SA Class A...........................  12,530   1,637,671
*   Copart, Inc........................................  71,990   2,467,817
    Corporate Executive Board Co. (The)................  22,451   1,641,168
    Courier Corp.......................................  21,176     334,369
#   Covanta Holding Corp............................... 226,397   4,075,146
*   Covenant Transportation Group, Inc. Class A........  12,060     105,646
*   CPI Aerostructures, Inc............................   8,781     121,617
*   CRA International, Inc.............................  14,257     268,887
    Crane Co...........................................  74,082   4,679,019
    CSX Corp........................................... 566,905  15,255,414
    Cubic Corp.........................................  42,291   2,094,673
    Cummins, Inc.......................................  25,812   3,277,608
    Curtiss-Wright Corp................................  78,292   4,808,695
    Danaher Corp....................................... 247,085  18,380,653
#   Deere & Co.........................................  46,100   3,962,756
    Delta Air Lines, Inc............................... 294,469   9,013,696
#   Deluxe Corp........................................  66,453   3,226,293
#*  DigitalGlobe, Inc.................................. 125,841   4,804,609
*   Dolan Co. (The)....................................  44,099       7,938
    Donaldson Co., Inc.................................  44,342   1,829,551
#   Douglas Dynamics, Inc..............................  36,617     531,679
    Dover Corp......................................... 130,371  11,284,914
*   Ducommun, Inc......................................  17,367     494,960
#   Dun & Bradstreet Corp. (The).......................  30,081   3,308,910
*   DXP Enterprises, Inc...............................  20,305   1,950,092
*   Dycom Industries, Inc..............................  55,795   1,552,775
    Dynamic Materials Corp.............................  20,382     444,939
#*  Eagle Bulk Shipping, Inc...........................  13,093      50,277
#   Eastern Co. (The)..................................   6,782     105,392
    Eaton Corp. P.L.C.................................. 271,917  19,874,414

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CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Industrials -- (Continued)
#*  Echo Global Logistics, Inc.........................    41,033 $    832,560
    Ecology and Environment, Inc. Class A..............     3,767       42,868
    EMCOR Group, Inc...................................   112,952    4,801,590
    Emerson Electric Co................................    95,382    6,289,489
    Encore Wire Corp...................................    34,570    1,766,181
#*  Energy Recovery, Inc...............................    58,749      251,446
*   EnerNOC, Inc.......................................    48,983    1,097,219
#   EnerSys, Inc.......................................    80,857    5,503,127
*   Engility Holdings, Inc.............................    25,095      961,389
    Ennis, Inc.........................................    39,200      567,224
#*  EnPro Industries, Inc..............................    35,768    2,594,611
    EnviroStar, Inc....................................       100          300
    Equifax, Inc.......................................   103,330    7,239,300
    ESCO Technologies, Inc.............................    44,351    1,547,850
#   Espey Manufacturing & Electronics Corp.............     4,614      144,188
*   Esterline Technologies Corp........................    54,096    5,569,183
    Exelis, Inc........................................   304,397    5,963,137
#   Expeditors International of Washington, Inc........    34,200    1,397,412
    Exponent, Inc......................................    18,149    1,310,721
#   Fastenal Co........................................    55,147    2,422,608
*   Federal Signal Corp................................   107,743    1,327,394
    FedEx Corp.........................................   169,074   22,540,946
*   Flow International Corp............................    71,353      288,266
    Flowserve Corp.....................................    87,256    6,311,226
    Fluor Corp.........................................   121,495    9,228,760
    Fortune Brands Home & Security, Inc................   204,895    9,232,569
    Forward Air Corp...................................    52,345    2,331,446
*   Franklin Covey Co..................................    27,517      525,850
    Franklin Electric Co., Inc.........................    82,368    3,281,541
#   FreightCar America, Inc............................    19,888      457,026
*   FTI Consulting, Inc................................    69,137    2,562,909
*   Fuel Tech, Inc.....................................    30,552      202,254
*   Furmanite Corp.....................................    64,389      752,064
    G&K Services, Inc. Class A.........................    33,222    1,856,778
    GATX Corp..........................................    77,786    4,503,809
#*  Genco Shipping & Trading, Ltd......................    60,046      126,697
*   Gencor Industries, Inc.............................     5,578       51,094
#*  GenCorp, Inc.......................................    63,086    1,073,724
#   Generac Holdings, Inc..............................    72,815    3,504,586
#   General Cable Corp.................................    82,789    2,361,970
    General Dynamics Corp..............................   162,242   16,436,737
    General Electric Co................................ 5,983,640  150,368,873
*   Genesee & Wyoming, Inc. Class A....................    90,520    8,177,577
*   Gibraltar Industries, Inc..........................    49,354      881,462
    Global Power Equipment Group, Inc..................    22,239      396,077
*   Goldfield Corp. (The)..............................    18,424       36,848
#   Gorman-Rupp Co. (The)..............................    38,613    1,229,052
*   GP Strategies Corp.................................    32,659      906,287
    Graco, Inc.........................................    14,618    1,015,805
#*  GrafTech International, Ltd........................   203,893    2,089,903
    Graham Corp........................................    17,619      629,174
    Granite Construction, Inc..........................    65,859    2,192,446
#*  Great Lakes Dredge & Dock Corp.....................    99,858      751,931

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Greenbrier Cos., Inc...............................  47,338 $ 1,736,831
    Griffon Corp.......................................  98,568   1,238,014
*   H&E Equipment Services, Inc........................  53,667   1,625,037
    Hardinge, Inc......................................  16,040     220,871
    Harsco Corp........................................ 136,272   3,459,946
#*  Hawaiian Holdings, Inc.............................  88,476     898,916
#   Healthcare Services Group, Inc.....................   6,892     186,980
#   Heartland Express, Inc............................. 145,966   3,074,044
#   HEICO Corp.........................................  37,893   2,016,665
    HEICO Corp. Class A................................  69,871   2,721,475
    Heidrick & Struggles International, Inc............  26,138     435,982
#*  Heritage-Crystal Clean, Inc........................   7,298     121,293
    Herman Miller, Inc.................................  59,198   1,659,320
*   Hertz Global Holdings, Inc......................... 304,946   7,934,695
*   Hexcel Corp........................................ 126,769   5,283,732
*   Hill International, Inc............................  51,954     235,871
#   HNI Corp...........................................  75,289   2,583,166
    Honeywell International, Inc.......................  95,314   8,695,496
    Houston Wire & Cable Co............................  30,850     408,146
*   Hub Group, Inc. Class A............................  61,641   2,555,019
    Hubbell, Inc. Class A..............................   7,919     837,117
    Hubbell, Inc. Class B..............................  61,174   7,140,841
*   Hudson Global, Inc.................................  43,679     173,406
    Huntington Ingalls Industries, Inc.................  64,098   6,090,592
    Hurco Cos., Inc....................................   8,940     231,725
*   Huron Consulting Group, Inc........................  40,294   2,669,075
    Hyster-Yale Materials Handling, Inc................  21,158   1,814,510
*   ICF International, Inc.............................  31,458   1,058,876
    IDEX Corp.......................................... 123,842   8,917,862
*   IHS, Inc. Class A..................................  20,789   2,357,680
*   II-VI, Inc.........................................  99,130   1,513,715
    Illinois Tool Works, Inc...........................  87,875   6,930,701
    Ingersoll-Rand P.L.C............................... 157,241   9,244,198
#*  InnerWorkings, Inc.................................  66,030     497,866
#*  Innovative Solutions & Support, Inc................  19,910     135,388
    Insperity, Inc.....................................  41,907   1,383,769
    Insteel Industries, Inc............................  28,079     523,112
#*  Integrated Electrical Services, Inc................  14,770      90,097
*   Intelligent Systems Corp...........................     629       1,220
#   Interface, Inc.....................................  85,639   1,794,137
    International Shipholding Corp.....................   8,363     224,045
#   Intersections, Inc.................................  30,961     229,111
#   Iron Mountain, Inc.................................  80,657   2,130,151
    ITT Corp........................................... 114,983   4,708,554
*   Jacobs Engineering Group, Inc......................  84,730   5,143,958
    JB Hunt Transport Services, Inc....................  32,900   2,469,145
#*  JetBlue Airways Corp............................... 479,924   4,204,134
    John Bean Technologies Corp........................  39,301   1,213,222
#   Joy Global, Inc....................................  84,091   4,439,164
    Kadant, Inc........................................  17,092     613,774
#   Kaman Corp.........................................  84,492   3,274,910
    Kansas City Southern...............................  95,096  10,041,187
    KAR Auction Services, Inc.......................... 237,894   6,618,211

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    KBR, Inc........................................... 255,616 $ 8,000,781
    Kelly Services, Inc. Class A.......................  60,884   1,459,998
    Kelly Services, Inc. Class B.......................   1,275      30,626
#   Kennametal, Inc.................................... 133,816   5,799,585
*   Key Technology, Inc................................   7,462      95,066
    Kforce, Inc........................................  59,534   1,079,351
    Kimball International, Inc. Class B................  50,492     750,816
#*  Kirby Corp.........................................  99,803   9,959,341
#   Knight Transportation, Inc......................... 134,478   2,871,105
    Knoll, Inc.........................................  78,008   1,294,933
*   Korn/Ferry International...........................  81,882   1,920,952
#*  Kratos Defense & Security Solutions, Inc...........  95,134     687,819
    L-3 Communications Holdings, Inc................... 100,263  11,136,211
#   Landstar System, Inc...............................  14,471     831,214
#*  Lawson Products, Inc...............................  12,431     176,769
#*  Layne Christensen Co...............................  34,483     584,832
    LB Foster Co. Class A..............................  16,243     699,424
    Lennox International, Inc..........................  27,100   2,345,776
    Lincoln Electric Holdings, Inc..................... 106,249   7,352,431
#   Lindsay Corp.......................................  20,998   1,784,830
#*  LMI Aerospace, Inc.................................  17,391     239,996
    Lockheed Martin Corp...............................  31,576   4,765,134
    LS Starrett Co. (The) Class A......................   9,260     148,160
    LSI Industries, Inc................................  42,695     360,346
#*  Luna Innovations, Inc..............................   4,551       6,371
*   Lydall, Inc........................................  24,164     426,978
*   Magnetek, Inc......................................   1,525      37,790
#*  Manitex International, Inc.........................   2,123      29,764
#   Manitowoc Co., Inc. (The).......................... 202,460   5,759,987
    Manpowergroup, Inc................................. 126,766   9,875,071
    Marten Transport, Ltd..............................  58,210   1,110,065
    Masco Corp......................................... 114,829   2,429,782
#*  MasTec, Inc........................................ 125,372   4,505,870
    Mastech Holdings, Inc..............................   3,567      49,867
    Matson, Inc........................................  71,411   1,708,865
    McGrath RentCorp...................................  39,998   1,464,727
*   Meritor, Inc....................................... 124,231   1,364,056
*   Metalico, Inc......................................  76,765     138,945
*   Mfri, Inc..........................................   6,501      94,395
*   Middleby Corp......................................  22,669   5,589,722
    Miller Industries, Inc.............................  16,917     310,258
#   Mine Safety Appliances Co..........................  59,090   2,976,954
*   Mistras Group, Inc.................................  41,992     980,933
*   Mobile Mini, Inc...................................  76,077   2,941,898
*   Moog, Inc. Class A.................................  70,114   4,211,047
*   Moog, Inc. Class B.................................   6,265     377,278
*   MRC Global, Inc.................................... 163,564   4,566,707
    MSC Industrial Direct Co., Inc. Class A............  12,491   1,049,494
    Mueller Industries, Inc............................  59,084   3,677,388
    Mueller Water Products, Inc. Class A............... 271,891   2,360,014
    Multi-Color Corp...................................  21,828     784,935
*   MYR Group, Inc.....................................  34,702     869,979
    National Presto Industries, Inc....................  10,320     785,249

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Navigant Consulting, Inc...........................  84,651 $ 1,487,318
#*  Navistar International Corp........................  58,859   1,814,034
*   NCI Building Systems, Inc..........................     929      17,131
    Nielsen Holdings NV................................ 154,496   6,533,636
#   NL Industries, Inc.................................  66,217     731,036
    NN, Inc............................................  28,052     496,240
    Nordson Corp.......................................  44,212   3,064,776
    Norfolk Southern Corp.............................. 166,058  15,375,310
*   Nortek, Inc........................................     713      53,625
    Northrop Grumman Corp.............................. 134,779  15,573,713
*   Northwest Pipe Co..................................  14,589     511,782
#*  Ocean Power Technologies, Inc......................   8,423      19,541
*   Old Dominion Freight Line, Inc..................... 112,841   6,120,496
    Omega Flex, Inc....................................   8,600     171,656
*   On Assignment, Inc.................................  91,840   2,725,811
*   Orbital Sciences Corp..............................  99,159   2,424,438
*   Orion Energy Systems, Inc..........................  30,093     198,313
*   Orion Marine Group, Inc............................  30,944     346,573
    Oshkosh Corp....................................... 152,082   8,233,719
*   Owens Corning...................................... 197,978   7,552,861
    PACCAR, Inc........................................  54,624   3,058,944
*   Pacer International, Inc...........................  61,534     542,115
    Pall Corp..........................................  20,800   1,666,080
*   PAM Transportation Services, Inc...................   9,059     179,368
*   Park-Ohio Holdings Corp............................  23,150   1,106,570
    Parker Hannifin Corp...............................  97,858  11,094,161
*   Patrick Industries, Inc............................  18,021     648,756
*   Patriot Transportation Holding, Inc................  10,465     381,763
*   Pendrell Corp......................................  67,532      98,597
    Pentair, Ltd....................................... 202,918  15,082,895
*   PGT, Inc...........................................  53,997     576,688
*   Pike Corp..........................................  57,952     610,814
#   Pitney Bowes, Inc..................................  56,909   1,432,969
#*  Plug Power, Inc....................................   2,629       7,940
#*  PMFG, Inc..........................................  16,342     122,075
#*  Polypore International, Inc........................  76,811   2,546,285
    Powell Industries, Inc.............................  19,910   1,222,673
*   PowerSecure International, Inc.....................  39,354     759,532
    Precision Castparts Corp...........................  18,338   4,671,605
    Preformed Line Products Co.........................   8,209     553,943
    Primoris Services Corp.............................  85,819   2,726,470
#*  Proto Labs, Inc....................................   3,642     289,029
    Providence and Worcester Railroad Co...............   3,494      65,513
    Quad/Graphics, Inc.................................   4,133      94,770
*   Quality Distribution, Inc..........................  37,533     516,079
    Quanex Building Products Corp......................  61,916   1,173,308
*   Quanta Services, Inc............................... 214,473   6,685,123
#   Raven Industries, Inc..............................  36,990   1,385,276
    Raytheon Co........................................ 116,541  11,079,553
#*  RBC Bearings, Inc..................................  39,711   2,574,861
#*  RCM Technologies, Inc..............................  13,580      91,393
#*  Real Goods Solar, Inc. Class A.....................     512       2,022
    Regal-Beloit Corp..................................  78,674   5,828,957

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Republic Airways Holdings, Inc.....................  78,614 $   771,203
    Republic Services, Inc............................. 212,096   6,793,435
    Resources Connection, Inc..........................  84,694   1,141,675
#*  Rexnord Corp.......................................   8,088     210,126
*   Roadrunner Transportation Systems, Inc.............  60,930   1,599,413
    Robert Half International, Inc.....................  27,853   1,163,698
    Rockwell Automation, Inc...........................  41,264   4,738,758
    Rockwell Collins, Inc..............................  26,150   1,975,894
    Rollins, Inc.......................................  42,385   1,221,536
    Roper Industries, Inc..............................  66,703   9,154,320
*   RPX Corp...........................................  87,525   1,419,656
    RR Donnelley & Sons Co............................. 285,484   5,272,889
*   Rush Enterprises, Inc. Class A.....................  48,150   1,330,866
*   Rush Enterprises, Inc. Class B.....................   8,637     202,365
    Ryder System, Inc..................................  91,475   6,512,105
*   Saia, Inc..........................................  39,449   1,327,853
    Schawk, Inc........................................  32,035     386,983
    Servotronics, Inc..................................   1,473      11,666
    SIFCO Industries, Inc..............................   7,118     211,618
    Simpson Manufacturing Co., Inc.....................  81,637   2,661,366
    SkyWest, Inc.......................................  91,028   1,184,274
    SL Industries, Inc.................................  11,694     304,278
    SmartPros, Ltd.....................................   1,344       3,226
    Snap-on, Inc.......................................  79,949   8,006,892
    Southwest Airlines Co.............................. 773,474  16,204,280
*   SP Plus Corp.......................................  21,221     536,042
#*  Sparton Corp.......................................  11,200     312,144
*   Spirit Aerosystems Holdings, Inc. Class A.......... 207,437   7,034,189
*   Spirit Airlines, Inc...............................  81,858   3,839,140
    SPX Corp...........................................  80,563   8,021,658
#*  Standard Register Co. (The)........................   6,813      47,759
    Standex International Corp.........................  22,545   1,282,360
    Stanley Black & Decker, Inc........................ 153,667  11,893,826
    Steelcase, Inc. Class A............................ 151,313   2,234,893
*   Stericycle, Inc....................................  15,661   1,833,277
*   Sterling Construction Co., Inc.....................  23,323     252,355
    Sun Hydraulics Corp................................  31,604   1,155,126
*   Supreme Industries, Inc. Class A...................  14,584     101,213
#*  Swift Transportation Co............................ 142,697   3,110,795
    Sypris Solutions, Inc..............................  26,299      78,634
    TAL International Group, Inc.......................  56,839   2,445,782
#*  Taser International, Inc...........................  82,399   1,323,328
#*  Team, Inc..........................................  34,201   1,447,728
#*  Tecumseh Products Co. Class A......................  15,402     129,377
*   Tecumseh Products Co. Class B......................   4,901      40,776
*   Teledyne Technologies, Inc.........................  48,937   4,495,842
#   Tennant Co.........................................  23,807   1,526,743
    Terex Corp......................................... 193,513   7,934,033
#*  Tetra Tech, Inc.................................... 101,118   2,983,992
#   Textainer Group Holdings, Ltd......................  82,635   2,998,824
    Textron, Inc....................................... 186,989   6,638,109
*   Thermon Group Holdings, Inc........................  26,069     705,949
    Timken Co.......................................... 122,787   6,916,592

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Titan International, Inc...........................  85,461 $ 1,432,326
#*  Titan Machinery, Inc...............................  34,120     556,156
    Toro Co. (The).....................................  37,150   2,353,824
    Towers Watson & Co. Class A........................  37,357   4,367,780
    TransDigm Group, Inc...............................  17,500   2,923,025
*   TRC Cos., Inc......................................  29,408     199,680
#*  Trex Co., Inc......................................  22,006   1,547,682
*   Trimas Corp........................................  63,511   2,210,183
    Trinity Industries, Inc............................ 138,117   8,042,553
#   Triumph Group, Inc.................................  87,175   5,964,513
*   TrueBlue, Inc......................................  71,032   1,742,415
*   Tufco Technologies, Inc............................   2,398      14,532
*   Tutor Perini Corp..................................  83,636   1,890,174
#   Twin Disc, Inc.....................................  22,040     519,483
    Tyco International, Ltd............................ 207,871   8,416,697
*   Ultralife Corp.....................................  19,679      81,865
    UniFirst Corp......................................  24,068   2,546,394
    Union Pacific Corp................................. 262,377  45,716,568
*   United Continental Holdings, Inc................... 215,852   9,894,656
    United Parcel Service, Inc. Class B................  63,147   6,013,489
#*  United Rentals, Inc................................ 119,511   9,673,220
#   United Stationers, Inc.............................  65,169   2,699,952
    United Technologies Corp........................... 109,295  12,461,816
    Universal Forest Products, Inc.....................  29,064   1,527,313
*   Universal Security Instruments, Inc................   1,873       8,747
#   Universal Truckload Services, Inc..................  21,221     615,621
    URS Corp........................................... 128,737   6,462,597
    US Ecology, Inc....................................  31,546   1,128,085
#*  USA Truck, Inc.....................................  14,166     208,949
*   USG Corp........................................... 115,330   3,529,098
#   UTi Worldwide, Inc................................. 176,046   2,756,880
#   Valmont Industries, Inc............................  33,895   4,961,550
*   Verisk Analytics, Inc. Class A.....................  27,360   1,747,210
*   Versar, Inc........................................  15,761      77,071
    Viad Corp..........................................  33,305     875,588
*   Vicor Corp.........................................  34,427     355,631
*   Virco Manufacturing Corp...........................  11,119      29,577
#*  Volt Information Sciences, Inc.....................  23,850     238,381
    VSE Corp...........................................   6,890     303,918
*   Wabash National Corp............................... 118,273   1,621,523
*   WABCO Holdings, Inc................................  27,768   2,394,157
    Wabtec Corp........................................ 109,846   8,107,733
#   Waste Connections, Inc............................. 212,374   8,681,849
    Waste Management, Inc.............................. 231,763   9,683,058
    Watsco, Inc........................................  40,177   3,801,548
#   Watsco, Inc. Class B...............................   5,058     481,218
    Watts Water Technologies, Inc. Class A.............  46,572   2,608,963
#   Werner Enterprises, Inc............................ 117,745   3,068,435
*   Wesco Aircraft Holdings, Inc.......................  33,067     739,047
#*  WESCO International, Inc...........................  75,503   6,263,729
*   Willdan Group, Inc.................................   7,684      36,345
*   Willis Lease Finance Corp..........................   8,926     151,117
    Woodward, Inc......................................  95,443   4,089,733

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
    WW Grainger, Inc...................................  13,523 $    3,170,873
#*  XPO Logistics, Inc.................................  28,905        720,313
    Xylem, Inc......................................... 126,611      4,223,743
#*  YRC Worldwide, Inc.................................   1,770         38,905
                                                                --------------
Total Industrials......................................          1,453,867,791
                                                                --------------
Information Technology -- (13.4%)
#*  3D Systems Corp....................................  62,072      4,824,857
*   Accelrys, Inc......................................  91,304      1,148,604
    Accenture P.L.C. Class A...........................  51,686      4,128,678
#*  ACI Worldwide, Inc.................................  51,350      3,112,323
    Activision Blizzard, Inc........................... 557,785      9,554,857
*   Actuate Corp.......................................  83,460        634,296
*   Acxiom Corp........................................ 128,305      4,613,848
*   ADDvantage Technologies Group, Inc.................   7,817         25,718
*   Adobe Systems, Inc.................................  81,557      4,827,359
#   ADTRAN, Inc........................................  96,668      2,454,401
*   Advanced Energy Industries, Inc....................  67,891      1,853,424
#*  Advanced Micro Devices, Inc........................ 117,229        402,095
*   Advanced Photonix, Inc. Class A....................   1,915          1,302
    Advent Software, Inc...............................  61,382      2,017,013
*   Aehr Test Systems..................................   4,618         11,591
*   Aeroflex Holding Corp..............................   5,086         35,043
#*  Aetrium, Inc.......................................     646          3,992
*   Agilysys, Inc......................................  36,023        471,901
*   Akamai Technologies, Inc........................... 113,952      5,433,231
#*  Alliance Data Systems Corp.........................  11,750      2,816,005
*   Alpha & Omega Semiconductor, Ltd...................  13,132         95,338
    Altera Corp........................................ 179,312      5,994,400
    Amdocs, Ltd........................................ 131,808      5,702,014
    American Software, Inc. Class A....................  41,689        420,225
#*  Amkor Technology, Inc.............................. 275,673      1,461,067
    Amphenol Corp. Class A.............................  32,171      2,795,016
#*  Amtech Systems, Inc................................  11,796        114,067
#*  ANADIGICS, Inc..................................... 100,745        198,468
    Analog Devices, Inc................................ 213,941     10,326,932
*   Anaren, Inc........................................  21,628        604,503
    Anixter International, Inc.........................  49,872      4,374,772
*   ANSYS, Inc.........................................  43,080      3,383,072
#*  AOL, Inc........................................... 145,693      6,713,533
    Apple, Inc......................................... 222,046    111,156,228
    Applied Materials, Inc............................. 567,626      9,547,469
#*  Applied Micro Circuits Corp........................  99,747      1,007,445
*   ARRIS Group, Inc................................... 220,365      5,707,453
*   Arrow Electronics, Inc............................. 176,372      9,061,993
*   Aspen Technology, Inc..............................  14,482        659,945
    Astro-Med, Inc.....................................   9,339        126,917
*   Atmel Corp......................................... 598,527      5,003,686
*   ATMI, Inc..........................................  53,105      1,469,946
*   Autobytel, Inc.....................................   3,757         55,904
*   Autodesk, Inc......................................  41,500      2,126,875
    Automatic Data Processing, Inc.....................  61,357      4,699,946
    Avago Technologies, Ltd............................   3,697        202,004

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  AVG Technologies NV................................    25,443 $   422,099
*   Aviat Networks, Inc................................    88,527     168,201
*   Avid Technology, Inc...............................    62,217     431,786
    Avnet, Inc.........................................   228,393   9,380,101
    AVX Corp...........................................   229,798   2,968,990
#*  Aware, Inc.........................................    26,058     169,377
*   Axcelis Technologies, Inc..........................   109,032     263,857
*   AXT, Inc...........................................    45,551     111,144
#   Badger Meter, Inc..................................    24,273   1,236,467
#*  Bankrate, Inc......................................   138,608   2,299,507
    Bel Fuse, Inc. Class A.............................     4,354      81,855
    Bel Fuse, Inc. Class B.............................    13,898     266,425
    Belden, Inc........................................    70,812   4,582,245
*   Benchmark Electronics, Inc.........................    86,360   1,962,963
    Black Box Corp.....................................    35,024     960,008
    Blackbaud, Inc.....................................    36,147   1,245,626
*   Blonder Tongue Laboratories........................       433         442
#*  Blucora, Inc.......................................    68,317   1,749,598
    Booz Allen Hamilton Holding Corp...................    49,159     898,627
#*  Bottomline Technologies de, Inc....................    63,828   2,209,725
    Broadcom Corp. Class A.............................    86,283   2,567,782
    Broadridge Financial Solutions, Inc................    63,302   2,297,230
*   BroadVision, Inc...................................     6,453      74,339
*   Brocade Communications Systems, Inc................   764,125   7,136,927
    Brooks Automation, Inc.............................   108,914   1,105,477
*   Bsquare Corp.......................................    12,187      42,776
*   BTU International, Inc.............................    10,388      30,333
    CA, Inc............................................   361,744  11,604,748
*   Cabot Microelectronics Corp........................    40,967   1,651,789
#*  CACI International, Inc. Class A...................    43,130   3,192,483
#*  Cadence Design Systems, Inc........................   106,862   1,508,891
*   CalAmp Corp........................................    20,878     615,483
*   Calix, Inc.........................................    86,101     682,781
*   Cardtronics, Inc...................................    36,215   1,395,002
*   Cascade Microtech, Inc.............................    18,571     191,281
#   Cass Information Systems, Inc......................    18,870   1,021,244
*   Ceva, Inc..........................................    35,254     613,067
*   Checkpoint Systems, Inc............................    68,783     917,565
#*  China Information Technology, Inc..................    20,716     111,038
*   ChyronHego Corp....................................     5,035      14,148
*   CIBER, Inc.........................................   152,480     591,622
#*  Ciena Corp.........................................   120,904   2,820,690
*   Cinedigm Corp......................................    83,923     221,557
#*  Cirrus Logic, Inc..................................   111,773   1,957,145
    Cisco Systems, Inc................................. 3,101,253  67,948,453
*   Citrix Systems, Inc................................    32,097   1,735,485
#*  Clearfield, Inc....................................    20,285     506,111
    Cognex Corp........................................   141,140   5,567,973
*   Cognizant Technology Solutions Corp. Class A.......    31,155   3,019,543
*   Coherent, Inc......................................    38,640   2,582,698
    Cohu, Inc..........................................    34,325     355,607
    Communications Systems, Inc........................    17,110     204,122
*   CommVault Systems, Inc.............................    19,732   1,362,889

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    Computer Sciences Corp.............................   179,375 $10,836,044
    Computer Task Group, Inc...........................    30,804     497,793
    Compuware Corp.....................................   333,104   3,377,675
*   comScore, Inc......................................    18,134     497,053
    Comtech Telecommunications Corp....................    36,524   1,111,060
*   Comverse, Inc......................................       147       5,298
#*  Concur Technologies, Inc...........................    28,597   3,469,960
    Concurrent Computer Corp...........................    14,271     121,018
*   Constant Contact, Inc..............................    31,960     863,240
#   Convergys Corp.....................................   178,498   3,636,004
    Conversant, Inc....................................   126,220   2,713,730
*   CoreLogic, Inc.....................................   164,536   5,240,472
*   Cornerstone OnDemand, Inc..........................     1,793     102,291
    Corning, Inc.......................................   717,350  12,345,593
*   CoStar Group, Inc..................................    36,021   6,197,053
#*  Cray, Inc..........................................    67,321   1,985,296
#*  Cree, Inc..........................................   188,338  11,379,382
*   Crexendo, Inc......................................    10,564      32,484
    CSG Systems International, Inc.....................    58,132   1,741,635
    CSP, Inc...........................................     2,797      22,796
    CTS Corp...........................................    56,634   1,058,489
*   CyberOptics Corp...................................    10,031      69,214
    Daktronics, Inc....................................    73,390   1,072,228
*   Datalink Corp......................................    35,705     518,794
*   Dealertrack Technologies, Inc......................    75,751   3,533,784
#*  Demand Media, Inc..................................    49,159     283,647
#*  Dice Holdings, Inc.................................   100,155     701,085
#   Diebold, Inc.......................................   108,300   3,637,797
*   Digi International, Inc............................    40,813     420,374
    Digimarc Corp......................................     9,758     356,948
*   Digital River, Inc.................................    59,850   1,052,163
*   Diodes, Inc........................................    75,992   1,740,977
#*  Document Security Systems, Inc.....................     5,000       7,550
#*  Dolby Laboratories, Inc. Class A...................    63,150   2,588,518
*   Dot Hill Systems Corp..............................    71,103     346,983
*   DSP Group, Inc.....................................    31,722     284,229
    DST Systems, Inc...................................    72,821   6,626,711
#*  DTS, Inc...........................................    27,939     579,175
#   EarthLink Holdings Corp............................   160,358     695,954
*   eBay, Inc..........................................   251,850  13,398,420
#   Ebix, Inc..........................................    58,742     797,716
*   Echelon Corp.......................................    19,608      79,608
*   EchoStar Corp. Class A.............................    72,681   3,418,187
*   Edgewater Technology, Inc..........................    10,488      56,216
#*  Elecsys Corp.......................................       376       4,978
    Electro Rent Corp..................................    38,351     645,064
    Electro Scientific Industries, Inc.................    41,652     451,508
*   Electronic Arts, Inc...............................   144,139   3,805,270
*   Electronics for Imaging, Inc.......................    80,322   3,403,243
#*  Ellie Mae, Inc.....................................    21,253     554,703
#*  eMagin Corp........................................    12,094      35,798
    EMC Corp........................................... 1,136,231  27,542,239
#*  Emcore Corp........................................    33,414     162,726

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Emulex Corp........................................   159,365 $ 1,172,926
*   Entegris, Inc......................................   231,042   2,430,562
*   Entropic Communications, Inc.......................   138,368     576,995
*   Envestnet, Inc.....................................    15,854     677,759
*   EPAM Systems, Inc..................................    46,156   1,887,780
    EPIQ Systems, Inc..................................    59,621     856,158
*   ePlus, Inc.........................................    12,730     686,656
#*  Equinix, Inc.......................................    32,137   5,951,772
*   Euronet Worldwide, Inc.............................    83,419   3,575,338
*   Exar Corp..........................................    81,869     901,378
*   ExlService Holdings, Inc...........................    54,236   1,364,035
*   Extreme Networks...................................   155,567   1,138,750
*   F5 Networks, Inc...................................    22,500   2,407,500
*   Fabrinet...........................................    25,572     472,315
#   FactSet Research Systems, Inc......................    15,644   1,654,666
    Fair Isaac Corp....................................    57,154   3,106,891
#*  Fairchild Semiconductor International, Inc.........   222,324   2,836,854
#*  FalconStor Software, Inc...........................    50,770      76,155
*   FARO Technologies, Inc.............................    29,692   1,535,670
    FEI Co.............................................    55,099   5,163,878
    Fidelity National Information Services, Inc........   297,338  15,075,037
*   Finisar Corp.......................................   164,974   3,911,534
#*  First Solar, Inc...................................   166,287   8,410,796
*   Fiserv, Inc........................................   202,066  11,325,799
*   FleetCor Technologies, Inc.........................     3,388     360,212
    FLIR Systems, Inc..................................   202,624   6,427,233
*   FormFactor, Inc....................................    94,433     608,149
#   Forrester Research, Inc............................    34,676   1,301,737
*   Fortinet, Inc......................................    24,220     513,464
#*  Freescale Semiconductor, Ltd.......................   102,749   1,862,839
*   Frequency Electronics, Inc.........................    10,710     129,484
*   Fusion-io, Inc.....................................       300       3,300
*   Gartner, Inc.......................................    35,704   2,511,062
*   Genpact, Ltd.......................................   234,177   3,973,984
*   GigOptix, Inc......................................     3,988       6,142
*   Global Cash Access Holdings, Inc...................   114,399     970,104
    Global Payments, Inc...............................   103,620   6,848,246
#   Globalscape, Inc...................................    11,741      42,855
*   Google, Inc. Class A...............................    30,564  36,095,167
*   GSE Systems, Inc...................................    19,854      34,745
*   GSI Group, Inc.....................................    50,058     540,126
*   GSI Technology, Inc................................    37,756     251,455
#*  GT Advanced Technologies, Inc......................   125,682   1,290,754
#*  Guidance Software, Inc.............................    17,697     190,951
#*  Guidewire Software, Inc............................     2,214     104,523
    Hackett Group, Inc. (The)..........................    60,552     357,257
*   Harmonic, Inc......................................   177,547   1,164,708
    Harris Corp........................................    87,438   6,062,951
#   Heartland Payment Systems, Inc.....................    43,083   1,857,308
    Hewlett-Packard Co................................. 1,142,210  33,124,090
*   Hittite Microwave Corp.............................    40,549   2,325,485
*   Hutchinson Technology, Inc.........................    31,174     118,461
    IAC/InterActiveCorp................................   165,687  11,604,717

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  ID Systems, Inc....................................    15,829 $    95,765
*   Identive Group, Inc................................    25,290      24,759
*   IEC Electronics Corp...............................     9,658      38,149
*   iGATE Corp.........................................    52,672   1,777,680
*   Ikanos Communications, Inc.........................    23,895      23,895
*   Imation Corp.......................................    54,588     262,568
*   Immersion Corp.....................................    28,268     330,736
#*  Infinera Corp......................................   199,026   1,735,507
*   Informatica Corp...................................    42,728   1,724,502
*   Ingram Micro, Inc. Class A.........................   270,020   6,755,900
*   Innodata, Inc......................................    31,335      90,558
*   Inphi Corp.........................................    35,425     406,679
*   Insight Enterprises, Inc...........................    80,314   1,694,625
*   Integrated Device Technology, Inc..................   244,054   2,355,121
*   Integrated Silicon Solution, Inc...................    47,624     560,534
    Intel Corp......................................... 3,005,211  73,747,878
*   Intellicheck Mobilisa, Inc.........................     7,700       3,735
*   Interactive Intelligence Group, Inc................    20,026   1,520,774
    InterDigital, Inc..................................    38,866   1,117,398
*   Internap Network Services Corp.....................    89,721     731,226
    International Business Machines Corp...............   104,255  18,419,773
*   International Rectifier Corp.......................   123,835   3,220,948
*   Interphase Corp....................................     5,636      22,206
    Intersil Corp. Class A.............................   214,564   2,433,156
*   inTEST Corp........................................     3,806      14,729
#*  Intevac, Inc.......................................    31,727     235,414
*   IntraLinks Holdings, Inc...........................     7,168      75,837
*   IntriCon Corp......................................     8,894      39,756
#   Intuit, Inc........................................    34,988   2,562,871
#*  Inuvo, Inc.........................................     3,679       4,636
#*  InvenSense, Inc....................................     4,750      93,528
#*  IPG Photonics Corp.................................    66,639   4,456,150
*   Iteris, Inc........................................    12,775      28,872
#*  Itron, Inc.........................................    61,554   2,485,551
*   Ixia...............................................   122,922   1,572,172
    IXYS Corp..........................................    47,132     598,105
#   j2 Global, Inc.....................................    85,185   3,863,140
    Jabil Circuit, Inc.................................   354,338   6,367,454
    Jack Henry & Associates, Inc.......................    86,922   4,848,509
#*  JDS Uniphase Corp..................................   315,326   4,190,683
*   Juniper Networks, Inc..............................   549,843  14,631,322
*   Kemet Corp.........................................    66,332     366,153
*   Key Tronic Corp....................................    14,320     150,360
    KLA-Tencor Corp....................................   120,499   7,407,074
*   Kopin Corp.........................................    98,511     378,282
*   Kulicke & Soffa Industries, Inc....................   127,702   1,486,451
*   KVH Industries, Inc................................    26,340     347,161
*   Lam Research Corp..................................   210,202  10,638,323
*   Lattice Semiconductor Corp.........................   190,322   1,100,061
#   Leidos Holdings, Inc...............................   144,206   6,538,300
    Lexmark International, Inc. Class A................   105,325   4,127,687
*   LGL Group, Inc. (The)..............................     2,633      15,061
#*  Limelight Networks, Inc............................   150,081     286,655

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#   Linear Technology Corp.............................    47,472 $ 2,114,403
*   Lionbridge Technologies, Inc.......................    94,593     520,262
#*  Liquidity Services, Inc............................     4,258     101,213
    Littelfuse, Inc....................................    39,389   3,525,315
#*  LogMeIn, Inc.......................................     4,883     165,827
*   LoJack Corp........................................    43,904     173,860
    LSI Corp...........................................   266,959   2,944,558
*   LTX-Credence Corp..................................    78,246     669,003
#*  M/A-COM Technology Solutions Holdings, Inc.........     1,751      29,767
*   Magnachip Semiconductor Corp.......................    60,645     958,797
*   Management Network Group, Inc......................     3,573      10,898
*   Manhattan Associates, Inc..........................   134,204   4,525,359
#   ManTech International Corp. Class A................    38,274   1,113,773
    Marchex, Inc. Class B..............................    38,409     359,508
    Marvell Technology Group, Ltd......................   501,434   7,486,410
    MasterCard, Inc. Class A...........................   100,470   7,603,570
#*  Mattersight Corp...................................     5,001      28,806
*   Mattson Technology, Inc............................    81,264     241,354
    Maxim Integrated Products, Inc.....................   182,408   5,519,666
    MAXIMUS, Inc.......................................   112,800   4,779,336
*   MaxLinear, Inc. Class A............................    18,275     187,502
#*  Maxwell Technologies, Inc..........................    44,438     362,614
*   Measurement Specialties, Inc.......................    27,240   1,502,831
#*  Mediabistro, Inc...................................       942       2,713
    Mentor Graphics Corp...............................   192,026   3,994,141
*   Mercury Systems, Inc...............................    46,684     499,519
    Mesa Laboratories, Inc.............................     5,975     479,613
    Methode Electronics, Inc...........................    63,895   2,150,706
    Micrel, Inc........................................    97,988     977,920
#   Microchip Technology, Inc..........................   106,961   4,798,270
*   Micron Technology, Inc............................. 1,086,356  25,029,642
#*  MICROS Systems, Inc................................    59,747   3,317,751
*   Microsemi Corp.....................................   160,256   3,756,401
    Microsoft Corp..................................... 1,043,203  39,485,234
    MKS Instruments, Inc...............................    91,193   2,747,645
    MOCON, Inc.........................................     8,521     145,794
*   ModusLink Global Solutions, Inc....................    57,190     294,529
*   MoneyGram International, Inc.......................    20,083     371,536
*   Monolithic Power Systems, Inc......................    59,761   1,953,587
#   Monotype Imaging Holdings, Inc.....................    58,179   1,697,081
*   Monster Worldwide, Inc.............................   170,844   1,045,565
#*  MoSys, Inc.........................................    65,993     331,285
    Motorola Solutions, Inc............................    63,769   4,068,462
*   Move, Inc..........................................    61,085     863,742
    MTS Systems Corp...................................    24,108   1,695,516
*   Multi-Fineline Electronix, Inc.....................    34,615     477,687
#*  Nanometrics, Inc...................................    38,535     652,783
*   NAPCO Security Technologies, Inc...................    17,222     125,548
    National Instruments Corp..........................    36,646   1,062,734
*   NCI, Inc. Class A..................................    10,441      69,433
*   NCR Corp...........................................   134,305   4,726,193
    NetApp, Inc........................................   240,733  10,192,635
#*  NETGEAR, Inc.......................................    61,975   1,977,622

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Netlist, Inc.......................................  31,529 $    48,870
*   Netscout Systems, Inc..............................  69,780   2,464,630
#*  NetSuite, Inc......................................  15,289   1,608,097
#*  NeuStar, Inc. Class A..............................  56,098   1,901,161
*   Newport Corp.......................................  64,300   1,166,402
*   Newtek Business Services, Inc......................  14,356      41,489
    NIC, Inc...........................................  37,300     810,902
#*  Novatel Wireless, Inc..............................  48,740     130,136
#*  Nuance Communications, Inc......................... 212,058   3,250,849
#*  Numerex Corp. Class A..............................  18,298     244,278
    NVIDIA Corp........................................ 406,868   6,387,828
*   Oclaro, Inc........................................ 106,869     285,340
#*  OmniVision Technologies, Inc.......................  90,827   1,397,828
*   ON Semiconductor Corp.............................. 610,478   5,103,596
#*  Onvia, Inc.........................................   1,484       7,568
#*  OpenTable, Inc.....................................   3,827     288,097
*   Oplink Communications, Inc.........................  31,981     541,438
    Optical Cable Corp.................................   8,150      31,948
    Oracle Corp........................................ 517,147  19,082,724
*   OSI Systems, Inc...................................  35,144   2,035,892
*   Overland Storage, Inc..............................   1,066         946
#*  Pandora Media, Inc.................................   7,765     280,084
*   PAR Technology Corp................................  17,200      93,052
    Park Electrochemical Corp..........................  30,476     919,461
#*  Parkervision, Inc..................................   3,828      17,571
    Paychex, Inc.......................................  55,438   2,318,417
#   PC Connection, Inc.................................  37,385     764,897
    PC-Tel, Inc........................................  30,780     252,704
*   PCM, Inc...........................................  14,131     141,310
*   PDF Solutions, Inc.................................  41,437     982,057
#   Pegasystems, Inc...................................   8,049     365,747
    Perceptron, Inc....................................  10,412     160,449
*   Perficient, Inc....................................  58,442   1,199,814
*   Performance Technologies, Inc......................  10,414      38,740
*   Pericom Semiconductor Corp.........................  34,672     287,084
#*  Photronics, Inc....................................  99,710     827,593
*   Pixelworks, Inc....................................  17,904      97,398
#*  Planar Systems, Inc................................  19,314      48,478
    Plantronics, Inc...................................  75,860   3,256,670
*   Plexus Corp........................................  56,530   2,210,323
*   PLX Technology, Inc................................  60,258     364,561
*   PMC - Sierra, Inc.................................. 348,768   2,284,430
*   Polycom, Inc....................................... 280,602   3,347,582
    Power Integrations, Inc............................  42,415   2,512,240
*   PRGX Global, Inc...................................  39,286     261,645
#*  Procera Networks, Inc..............................  10,759     124,374
*   Progress Software Corp.............................  95,302   2,303,449
*   PROS Holdings, Inc.................................  21,858     830,823
*   PTC, Inc........................................... 152,394   5,437,418
#*  Pulse Electronics Corp.............................      18          55
    QAD, Inc. Class A..................................  13,973     254,169
    QAD, Inc. Class B..................................   5,440      88,699
*   QLogic Corp........................................ 150,920   1,746,144

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                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    QUALCOMM, Inc...................................... 214,176 $15,896,143
#*  Qualstar Corp......................................   8,094       9,632
#*  Quantum Corp....................................... 185,179     231,474
#*  QuickLogic Corp....................................  18,388      86,975
#*  QuinStreet, Inc....................................  15,854     131,113
*   Qumu Corp..........................................  13,779     207,650
#*  Rackspace Hosting, Inc.............................  20,042     729,729
*   Radisys Corp.......................................  40,860     115,634
*   Rainmaker Systems, Inc.............................  16,080       4,179
#*  Rambus, Inc........................................ 194,593   1,733,824
*   RealD, Inc.........................................  38,278     342,588
*   RealNetworks, Inc..................................  50,719     369,234
#*  RealPage, Inc......................................  17,625     396,210
*   Red Hat, Inc.......................................  54,458   3,076,877
#*  Reis, Inc..........................................  16,269     289,588
#*  Relm Wireless Corp.................................   4,040      13,574
#*  Remark Media, Inc..................................   1,990      10,010
*   Responsys, Inc.....................................  16,464     444,693
    RF Industries, Ltd.................................  10,694      70,794
*   RF Micro Devices, Inc.............................. 468,193   2,495,469
    Richardson Electronics, Ltd........................  20,031     230,957
#*  Riverbed Technology, Inc........................... 145,957   2,878,272
*   Rofin-Sinar Technologies, Inc......................  42,160     973,896
*   Rogers Corp........................................  27,969   1,697,718
*   Rosetta Stone, Inc.................................  37,189     412,054
*   Rovi Corp.......................................... 164,204   3,482,767
#*  Rubicon Technology, Inc............................  33,298     365,279
#*  Rudolph Technologies, Inc..........................  52,178     573,436
*   Saba Software, Inc.................................  27,173     353,249
*   Salesforce.com, Inc................................  72,800   4,406,584
    SanDisk Corp....................................... 124,559   8,663,078
*   Sanmina Corp....................................... 141,050   2,358,356
*   Sapient Corp....................................... 226,185   3,625,746
*   ScanSource, Inc....................................  44,393   1,666,513
#   Science Applications International Corp............  72,659   2,689,110
*   Seachange International, Inc.......................  54,135     647,455
    Seagate Technology P.L.C........................... 292,776  15,476,139
*   Selectica, Inc.....................................     538       3,766
*   Semtech Corp....................................... 108,911   2,484,260
*   Sevcon, Inc........................................   1,585      11,903
*   ShoreTel, Inc......................................  99,589     766,835
*   Sigma Designs, Inc.................................  51,332     240,747
#*  Silicon Graphics International Corp................  36,240     471,482
*   Silicon Image, Inc................................. 133,793     747,903
*   Silicon Laboratories, Inc..........................  72,009   3,401,705
*   Skyworks Solutions, Inc............................ 272,631   8,247,088
#*  Smith Micro Software, Inc..........................  43,203      69,125
*   SMTC Corp..........................................   1,900       4,104
*   SolarWinds, Inc....................................  28,047   1,118,795
    Solera Holdings, Inc...............................  14,470     967,030
#*  Sonic Foundry, Inc.................................     619       6,462
*   Sonus Networks, Inc................................ 490,866   1,472,598
*   Spansion, Inc. Class A.............................  95,073   1,426,095

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Spark Networks, Inc................................  20,866 $   119,562
#*  Speed Commerce, Inc................................  45,303     181,212
*   SS&C Technologies Holdings, Inc.................... 110,081   4,273,344
#*  Stamps.com, Inc....................................  26,538   1,047,189
#*  StarTek, Inc.......................................  16,081     102,436
#*  STR Holdings, Inc..................................   3,848       5,772
#*  Stratasys, Ltd.....................................  51,495   6,208,237
#*  SunEdison, Inc..................................... 384,783   5,352,332
#*  SunPower Corp...................................... 188,978   6,115,328
*   Super Micro Computer, Inc..........................  65,217   1,340,862
*   Supertex, Inc......................................  18,775     501,293
*   support.com, Inc...................................  85,790     231,633
*   Sykes Enterprises, Inc.............................  74,807   1,567,955
    Symantec Corp...................................... 504,655  10,804,664
#*  Synaptics, Inc.....................................  56,369   3,289,695
#*  Synchronoss Technologies, Inc......................  64,504   1,719,677
*   SYNNEX Corp........................................  63,020   3,538,573
*   Synopsys, Inc......................................  98,578   3,929,319
#   Syntel, Inc........................................  20,935   1,763,774
#*  Take-Two Interactive Software, Inc................. 166,932   3,201,756
    TE Connectivity, Ltd............................... 220,600  12,466,106
*   Tech Data Corp.....................................  65,238   3,517,633
*   TeleCommunication Systems, Inc. Class A............  80,413     182,538
*   Telenav, Inc.......................................  57,342     372,723
*   TeleTech Holdings, Inc.............................  88,104   1,922,429
*   Teradata Corp......................................  30,060   1,236,067
#*  Teradyne, Inc...................................... 330,776   6,221,897
    Tessco Technologies, Inc...........................  14,125     470,221
    Tessera Technologies, Inc..........................  89,148   1,769,588
    Texas Instruments, Inc............................. 148,207   6,283,977
*   TheStreet, Inc.....................................  30,782      83,727
*   TIBCO Software, Inc................................  51,980   1,106,654
*   TiVo, Inc..........................................  66,288     821,308
    Total System Services, Inc......................... 251,901   7,526,802
    Transact Technologies, Inc.........................  12,325     146,421
*   Trimble Navigation, Ltd............................  45,590   1,473,925
*   Trio Tech International............................   3,963      12,602
*   TriQuint Semiconductor, Inc........................ 272,056   2,258,065
#*  TSR, Inc...........................................     751       2,245
*   TTM Technologies, Inc.............................. 117,114     938,083
*   Tyler Technologies, Inc............................  31,179   3,287,826
*   Ultimate Software Group, Inc.......................   6,001     979,543
*   Ultra Clean Holdings...............................  33,882     387,271
#*  Ultratech, Inc.....................................  45,332   1,146,900
#*  Unisys Corp........................................  50,672   1,736,529
#   United Online, Inc.................................  22,542     272,984
#*  Unwired Planet, Inc................................  83,139     138,842
#*  USA Technologies, Inc..............................  16,331      35,602
*   UTStarcom Holdings Corp............................  23,800      64,022
#*  Veeco Instruments, Inc.............................  62,256   2,366,351
*   VeriFone Systems, Inc.............................. 179,648   5,211,588
*   Verint Systems, Inc................................  52,285   2,375,830
#*  VeriSign, Inc......................................  39,976   2,348,590

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CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
#*  ViaSat, Inc.......................................    69,289 $    4,123,388
#*  Viasystems Group, Inc.............................    26,304        343,530
*   Vicon Industries, Inc.............................     3,400         13,940
*   Video Display Corp................................    10,670         40,439
*   Virtusa Corp......................................    54,146      1,856,125
    Visa, Inc. Class A................................   196,429     42,316,699
#*  Vishay Intertechnology, Inc.......................   228,400      3,101,672
*   Vishay Precision Group, Inc.......................    24,604        350,361
#*  VistaPrint NV.....................................    36,517      1,784,951
#*  VMware, Inc. Class A..............................     8,843        797,108
#*  Wave Systems Corp. Class A........................     2,000          1,700
    Wayside Technology Group, Inc.....................     5,310         74,924
#*  Web.com Group, Inc................................    74,635      2,522,663
#*  WebMD Health Corp.................................    71,197      3,410,336
*   Westell Technologies, Inc. Class A................    72,666        272,498
    Western Digital Corp..............................   226,163     19,488,466
#   Western Union Co. (The)...........................    89,952      1,385,261
*   WEX, Inc..........................................    43,750      3,603,250
*   Wireless Telecom Group, Inc.......................     9,995         33,983
    Xerox Corp........................................ 1,425,143     15,462,802
    Xilinx, Inc.......................................   142,458      6,612,900
*   XO Group, Inc.....................................    44,911        544,770
    Xyratex, Ltd......................................    45,355        599,140
*   Yahoo!, Inc.......................................   623,942     22,474,391
*   Zebra Technologies Corp. Class A..................    86,754      4,768,000
#*  Zillow, Inc. Class A..............................       104          8,538
#*  Zix Corp..........................................   103,966        466,807
*   Zygo Corp.........................................    29,601        415,302
*   Zynga, Inc. Class A............................... 1,067,775      4,698,210
                                                                 --------------
Total Information Technology..........................            1,549,617,262
                                                                 --------------
Materials -- (4.5%)
    A Schulman, Inc...................................    48,680      1,653,660
#*  AEP Industries, Inc...............................     9,259        407,766
    Air Products & Chemicals, Inc.....................    35,450      3,727,213
    Airgas, Inc.......................................    60,813      6,278,334
    Albemarle Corp....................................    65,191      4,183,958
#   Alcoa, Inc........................................ 1,148,859     13,223,367
#   Allegheny Technologies, Inc.......................   187,672      5,900,408
#*  Allied Nevada Gold Corp...........................    17,205         84,477
#*  AM Castle & Co....................................    37,054        508,381
#   AMCOL International Corp..........................    52,152      1,776,819
*   American Biltrite, Inc............................        36         14,994
*   American Pacific Corp.............................    13,358        620,212
    American Vanguard Corp............................    49,377      1,147,521
    Aptargroup, Inc...................................    86,811      5,538,542
*   Arabian American Development Co...................    13,281        151,403
    Ashland, Inc......................................    89,686      8,323,758
    Avery Dennison Corp...............................   160,192      7,892,660
    Axiall Corp.......................................   114,922      4,585,388
    Balchem Corp......................................    28,034      1,528,414
    Ball Corp.........................................    55,054      2,818,214
#   Bemis Co., Inc....................................   169,804      6,539,152

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Cabot Corp......................................... 106,763 $ 5,196,155
*   Calgon Carbon Corp.................................  94,122   1,911,618
    Carpenter Technology Corp..........................  89,784   5,217,348
    Celanese Corp. Series A............................  27,600   1,397,664
*   Century Aluminum Co................................ 155,129   1,810,355
    CF Industries Holdings, Inc........................  43,083   9,946,141
    Chase Corp.........................................  11,789     372,768
*   Chemtura Corp...................................... 165,714   4,156,107
*   Clearwater Paper Corp..............................  35,564   2,025,370
#   Cliffs Natural Resources, Inc...................... 269,008   5,197,235
*   Coeur Mining, Inc.................................. 145,280   1,474,592
    Commercial Metals Co............................... 196,815   3,751,294
#   Compass Minerals International, Inc................  13,558   1,065,930
#*  Contango ORE, Inc..................................   1,821      20,031
*   Continental Materials Corp.........................   1,019      22,072
*   Core Molding Technologies, Inc.....................  11,130     136,343
*   Crown Holdings, Inc................................  37,000   1,520,700
    Cytec Industries, Inc..............................  73,731   6,633,578
    Deltic Timber Corp.................................  16,051   1,032,240
    Domtar Corp........................................  59,170   6,355,450
    Dow Chemical Co. (The)............................. 627,320  28,549,333
    Eagle Materials, Inc...............................  69,674   5,486,828
    Eastman Chemical Co................................ 126,905   9,893,514
    Ecolab, Inc........................................  61,063   6,139,274
    EI du Pont de Nemours & Co......................... 117,889   7,192,408
*   Ferro Corp......................................... 141,719   1,782,825
#*  Flotek Industries, Inc.............................  63,053   1,356,270
    FMC Corp...........................................  45,000   3,178,350
    Freeport-McMoRan Copper & Gold, Inc................ 594,361  19,263,240
    Friedman Industries, Inc...........................  13,567     113,013
#   FutureFuel Corp....................................  53,938     882,426
#*  General Moly, Inc.................................. 142,545     183,883
    Globe Specialty Metals, Inc........................ 130,087   2,273,921
#*  Golden Minerals Co.................................  19,506      15,862
*   Graphic Packaging Holding Co....................... 540,426   5,134,047
    Greif, Inc. Class A................................  42,501   2,151,826
#   Greif, Inc. Class B................................  28,377   1,575,207
    Hawkins, Inc.......................................  16,367     576,282
    Haynes International, Inc..........................  19,905   1,017,942
    HB Fuller Co.......................................  86,344   4,021,904
*   Headwaters, Inc....................................  76,455     850,180
#   Hecla Mining Co.................................... 451,137   1,366,945
#*  Horsehead Holding Corp.............................  82,151   1,258,553
    Huntsman Corp...................................... 386,450   8,470,984
    Innophos Holdings, Inc.............................  37,426   1,746,671
    Innospec, Inc......................................  40,077   1,716,899
    International Flavors & Fragrances, Inc............  17,200   1,490,896
    International Paper Co............................. 256,800  12,259,632
#*  Intrepid Potash, Inc............................... 102,060   1,500,282
    Kaiser Aluminum Corp...............................  29,817   2,081,525
*   KapStone Paper and Packaging Corp.................. 163,988   4,586,744
    KMG Chemicals, Inc.................................  17,877     279,954
    Koppers Holdings, Inc..............................  15,719     620,901

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
*   Kraton Performance Polymers, Inc...................  53,243 $1,331,607
#   Kronos Worldwide, Inc..............................  84,537  1,308,633
#*  Landec Corp........................................  42,497    456,843
*   Louisiana-Pacific Corp............................. 217,242  3,808,252
*   LSB Industries, Inc................................  36,702  1,215,203
    LyondellBasell Industries NV Class A...............  92,925  7,318,773
#   Martin Marietta Materials, Inc.....................  54,831  5,977,127
*   Material Sciences Corp.............................   8,954    113,447
    Materion Corp......................................  35,128    933,351
#*  McEwen Mining, Inc................................. 271,668    706,337
    MeadWestvaco Corp.................................. 178,594  6,441,886
#*  Mercer International, Inc..........................  78,277    731,107
    Minerals Technologies, Inc.........................  60,069  3,104,366
#*  Mines Management, Inc..............................  13,118     10,101
#*  Molycorp, Inc......................................  13,274     64,379
    Monsanto Co........................................  66,246  7,058,511
    Mosaic Co. (The)................................... 161,767  7,224,514
    Myers Industries, Inc..............................  59,040  1,130,616
    Neenah Paper, Inc..................................  28,153  1,222,966
#   NewMarket Corp.....................................  16,011  5,361,443
    Newmont Mining Corp................................ 257,402  5,559,883
    Noranda Aluminum Holding Corp......................  38,891    126,785
*   Northern Technologies International Corp...........   5,900    108,678
    Nucor Corp......................................... 193,946  9,377,289
#   Olin Corp.......................................... 132,746  3,412,900
#   Olympic Steel, Inc.................................  18,610    515,311
*   OM Group, Inc......................................  51,767  1,674,145
*   OMNOVA Solutions, Inc..............................  74,995    677,955
*   Owens-Illinois, Inc................................ 192,526  6,168,533
    Packaging Corp. of America......................... 121,239  7,832,039
#*  Penford Corp.......................................  22,102    273,623
    PH Glatfelter Co...................................  63,321  1,962,318
    PolyOne Corp....................................... 153,124  5,445,089
    PPG Industries, Inc................................  20,779  3,789,258
    Praxair, Inc.......................................  34,453  4,296,978
    Quaker Chemical Corp...............................  22,856  1,579,578
    Reliance Steel & Aluminum Co....................... 116,824  8,171,839
*   Resolute Forest Products, Inc......................   5,403    104,278
    Rock Tenn Co. Class A..............................  71,019  7,207,008
    Rockwood Holdings, Inc............................. 108,630  7,444,414
#   Royal Gold, Inc....................................  72,115  4,034,113
    RPM International, Inc............................. 169,023  6,705,142
*   RTI International Metals, Inc......................  49,088  1,527,619
#   Schnitzer Steel Industries, Inc. Class A...........  45,602  1,204,805
    Schweitzer-Mauduit International, Inc..............  54,167  2,498,724
    Scotts Miracle-Gro Co. (The) Class A...............  33,010  1,960,464
    Sealed Air Corp.................................... 292,855  9,134,147
*   Senomyx, Inc.......................................  26,984    214,253
    Sensient Technologies Corp.........................  86,790  4,245,767
    Sherwin-Williams Co. (The).........................  19,100  3,500,266
    Sigma-Aldrich Corp.................................  22,268  2,070,256
    Silgan Holdings, Inc...............................  38,508  1,764,822
#*  Silver Bull Resources, Inc.........................   8,400      2,772

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
*   Solitario Exploration & Royalty Corp...............     2,615 $      2,589
    Sonoco Products Co.................................   134,425    5,562,506
#   Southern Copper Corp...............................    25,873      723,927
    Steel Dynamics, Inc................................   387,917    6,400,630
    Stepan Co..........................................    36,797    2,332,562
*   Stillwater Mining Co...............................   199,600    2,502,984
*   SunCoke Energy, Inc................................   110,706    2,455,459
    Synalloy Corp......................................    11,060      169,107
#*  Texas Industries, Inc..............................    46,329    3,484,867
    Tredegar Corp......................................    33,747      836,588
    Tronox, Ltd. Class A...............................    88,061    1,933,820
*   United States Lime & Minerals, Inc.................     8,386      457,456
#   United States Steel Corp...........................   253,794    6,626,561
#*  Universal Stainless & Alloy Products, Inc..........    10,522      333,968
#   US Silica Holdings, Inc............................    39,828    1,179,705
#   Valhi, Inc.........................................   118,994    1,683,765
    Valspar Corp. (The)................................    86,283    6,063,969
#*  Verso Paper Corp...................................    33,897      101,691
#   Vulcan Materials Co................................   138,741    8,564,482
#   Walter Energy, Inc.................................    58,723      667,093
#   Wausau Paper Corp..................................    84,948    1,160,390
    Westlake Chemical Corp.............................    89,408   10,866,648
    Worthington Industries, Inc........................   116,045    4,704,464
*   WR Grace & Co......................................    39,559    3,731,205
    Zep, Inc...........................................    32,478      520,947
#*  Zoltek Cos., Inc...................................    53,350      890,945
                                                                  ------------
Total Materials........................................            519,234,994
                                                                  ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     7,873           --
o*  Concord Camera Corp. Escrow Shares.................     2,339           --
o*  FRD Acquisition Co Escrow Shares...................     4,235           --
o*  Gerber Scientific, Inc. Escrow Shares..............    30,731           --
o*  Softbrands, Inc. Escrow Shares.....................    14,700           --
                                                                  ------------
Total Other                                                                 --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
#   Gaming and Leisure Properties, Inc.................   117,959    4,093,177
    Parkway Properties, Inc............................    29,031      515,010
                                                                  ------------
Total Real Estate Investment Trusts                                  4,608,187
                                                                  ------------
Telecommunication Services -- (2.1%)
*   8x8, Inc...........................................    64,500      654,030
#*  Alaska Communications Systems Group, Inc...........     1,200        2,616
#   Alteva.............................................     9,033       75,425
    AT&T, Inc.......................................... 3,049,991  101,625,700
    Atlantic Tele-Network, Inc.........................    23,407    1,363,458
#*  Boingo Wireless, Inc...............................    16,070       97,223
*   Cbeyond, Inc.......................................    45,512      330,417
#   CenturyLink, Inc...................................   303,450    8,757,567
*   Cincinnati Bell, Inc...............................   262,392      907,876
    Consolidated Communications Holdings, Inc..........    67,471    1,321,082

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Telecommunication Services -- (Continued)
*   Crown Castle International Corp....................     6,294 $    446,622
#   Frontier Communications Corp....................... 1,735,609    8,157,362
*   General Communication, Inc. Class A................    64,916      631,633
#*  Hawaiian Telcom Holdco, Inc........................       367        9,960
    HickoryTech Corp...................................    18,507      264,835
    IDT Corp. Class B..................................    37,561      638,537
    Inteliquent, Inc...................................    56,276      652,802
#*  Iridium Communications, Inc........................   104,650      663,481
*   Leap Wireless International, Inc...................    89,942    1,578,482
#*  Level 3 Communications, Inc........................    87,406    2,805,733
    Lumos Networks Corp................................    33,623      639,173
#*  NII Holdings, Inc..................................   116,994      352,152
#   NTELOS Holdings Corp...............................    36,307      595,798
*   ORBCOMM, Inc.......................................    70,340      485,346
*   Premiere Global Services, Inc......................    87,044      948,780
#   PTGi Holding, Inc..................................    10,474       38,473
#*  SBA Communications Corp. Class A...................    23,603    2,189,178
    Shenandoah Telecommunications Co...................    38,717      971,797
#*  Sprint Corp........................................   674,445    5,577,660
*   Straight Path Communications, Inc. Class B.........    17,280      142,387
#   T-Mobile US, Inc...................................   148,152    4,529,007
    Telephone & Data Systems, Inc......................   175,505    4,742,145
*   tw telecom, Inc....................................   117,288    3,455,304
    United States Cellular Corp........................    49,354    2,185,889
    USA Mobility, Inc..................................    36,003      513,403
    Verizon Communications, Inc........................ 1,483,092   71,218,078
*   Vonage Holdings Corp...............................   355,357    1,638,196
#   Windstream Holdings, Inc........................... 1,040,716    7,784,556
                                                                  ------------
Total Telecommunication Services.......................            238,992,163
                                                                  ------------
Utilities -- (1.8%)
    AES Corp...........................................   469,870    6,606,372
    AGL Resources, Inc.................................    71,523    3,417,369
    ALLETE, Inc........................................    46,271    2,312,625
    Alliant Energy Corp................................    36,568    1,900,073
    Ameren Corp........................................    65,294    2,470,725
    American Electric Power Co., Inc...................    70,433    3,437,835
    American States Water Co...........................    45,570    1,294,188
    American Water Works Co., Inc......................    47,969    2,042,040
    Aqua America, Inc..................................   105,311    2,522,198
#   Artesian Resources Corp. Class A...................     5,997      134,993
    Atmos Energy Corp..................................    64,249    3,084,595
#   Avista Corp........................................    69,082    1,991,634
    Black Hills Corp...................................    52,278    2,866,403
#*  Cadiz, Inc.........................................     5,844       44,356
    California Water Service Group.....................    56,064    1,305,731
#*  Calpine Corp.......................................   370,649    7,034,918
    CenterPoint Energy, Inc............................    99,496    2,328,206
    Chesapeake Utilities Corp..........................    12,198      717,852
    Cleco Corp.........................................    40,347    1,971,354
    CMS Energy Corp....................................    72,197    2,006,355
#   Connecticut Water Service, Inc.....................    12,482      420,643
#   Consolidated Edison, Inc...........................    35,814    1,948,640

                                      195

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U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Utilities -- (Continued)
#   Consolidated Water Co., Ltd........................  20,526 $   263,964
#   Delta Natural Gas Co., Inc.........................   5,328     110,929
    Dominion Resources, Inc............................  88,695   6,023,277
    DTE Energy Co......................................  43,043   2,936,394
    Duke Energy Corp................................... 104,881   7,406,696
#*  Dynegy, Inc........................................  23,958     487,785
    Edison International...............................  56,831   2,736,981
    El Paso Electric Co................................  45,984   1,675,197
    Empire District Electric Co. (The).................  50,226   1,152,687
    Entergy Corp.......................................  37,773   2,380,832
    Exelon Corp........................................ 115,961   3,362,869
    FirstEnergy Corp...................................  51,922   1,635,024
#   Gas Natural, Inc...................................   5,156      47,281
*   Genie Energy, Ltd. Class B.........................  32,165     321,650
#   Great Plains Energy, Inc........................... 111,190   2,744,169
#   Hawaiian Electric Industries, Inc..................  96,118   2,500,990
#   IDACORP, Inc.......................................  58,091   3,063,138
#   Integrys Energy Group, Inc.........................  52,641   2,860,512
    ITC Holdings Corp..................................  35,157   3,638,750
    Laclede Group, Inc. (The)..........................  38,309   1,758,000
    MDU Resources Group, Inc...........................  97,688   3,129,924
#   MGE Energy, Inc....................................  26,126   1,487,614
    Middlesex Water Co.................................  19,687     391,771
#   National Fuel Gas Co...............................  22,560   1,700,122
#   New Jersey Resources Corp..........................  48,373   2,205,809
    NextEra Energy, Inc................................  64,931   5,969,107
    NiSource, Inc......................................  85,928   2,953,345
    Northeast Utilities................................  86,388   3,783,794
#   Northwest Natural Gas Co...........................  28,392   1,179,972
#   NorthWestern Corp..................................  45,053   2,036,846
    NRG Energy, Inc.................................... 366,437  10,205,270
    OGE Energy Corp....................................  67,992   2,316,487
#   Ormat Technologies, Inc............................  65,592   1,616,843
#   Otter Tail Corp....................................  41,004   1,141,551
#   Pepco Holdings, Inc................................ 118,685   2,306,050
    PG&E Corp..........................................  57,765   2,434,795
    Piedmont Natural Gas Co., Inc......................  54,488   1,799,194
    Pinnacle West Capital Corp.........................  23,500   1,236,805
    PNM Resources, Inc.................................  93,370   2,301,571
#   Portland General Electric Co.......................  64,432   1,944,558
    PPL Corp...........................................  90,828   2,776,612
    Public Service Enterprise Group, Inc............... 207,024   6,902,180
    Questar Corp....................................... 212,969   4,966,437
    RGC Resources, Inc.................................   2,942      55,545
    SCANA Corp.........................................  25,601   1,210,159
    Sempra Energy......................................  35,520   3,293,059
    SJW Corp...........................................  26,109     746,979
    South Jersey Industries, Inc.......................  35,886   1,914,159
#   Southern Co. (The)................................. 118,259   4,877,001
    Southwest Gas Corp.................................  54,224   2,913,456
#   TECO Energy, Inc................................... 125,629   2,057,803
    UGI Corp........................................... 200,351   8,693,230
#   UIL Holdings Corp..................................  56,770   2,195,296

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
      Unitil Corp...................................     17,154 $       522,168
#     UNS Energy Corp...............................     46,490       2,783,821
      Vectren Corp..................................     50,387       1,840,133
#     Westar Energy, Inc............................     83,807       2,779,878
      WGL Holdings, Inc.............................     58,787       2,220,973
#     Wisconsin Energy Corp.........................     50,830       2,168,916
      Xcel Energy, Inc..............................    113,995       3,295,595
      York Water Co.................................     14,530         295,976
                                                                ---------------
Total Utilities.....................................                209,617,034
                                                                ---------------
TOTAL COMMON STOCKS.................................             10,432,442,938
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o*    Enron TOPRS Escrow Shares.....................      1,977              --
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights....      7,309              --
o*    Community Health Systems, Inc. Rights 01/04/16    396,076          15,843
o*    LGL Group Inc (The) Warrants 08/06/18.........     13,165             925
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16....................................     22,231              --
o*    PhotoMedex, Inc. Contingent Value Warrants
        12/13/14....................................        888              --
o*    Tejon Ranch Co. Warrants 08/31/16.............      4,892          19,813
o*    U.S. Concrete, Inc. Warrants Class A 08/31/17.        813           3,577
o*    U.S. Concrete, Inc. Warrants Class B 08/31/17.        813           2,317
TOTAL RIGHTS/WARRANTS...............................                     42,475
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
        0.060%...................................... 67,317,350      67,317,350
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................ 92,357,462   1,068,575,839
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,178,420,727)^^...........................            $11,568,378,602
                                                                ===============

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

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
   Consumer Discretionary.......... $ 1,434,795,860 $       70,969   --    $ 1,434,866,829
   Consumer Staples................     600,001,526             --   --        600,001,526
   Energy..........................   1,169,878,316             --   --      1,169,878,316
   Financials......................   2,067,058,637          4,314   --      2,067,062,951
   Health Care.....................   1,184,641,899         53,986   --      1,184,695,885
   Industrials.....................   1,453,867,148            643   --      1,453,867,791
   Information Technology..........   1,549,617,262             --   --      1,549,617,262
   Materials.......................     519,234,994             --   --        519,234,994
   Other...........................              --             --   --                 --
   Real Estate Investment Trusts...       4,608,187             --   --          4,608,187
   Telecommunication Services......     238,992,163             --   --        238,992,163
   Utilities.......................     209,617,034             --   --        209,617,034
Preferred Stocks
   Other...........................              --             --   --                 --
Rights/Warrants....................              --         42,475   --             42,475
Temporary Cash Investments.........      67,317,350             --   --         67,317,350
Securities Lending Collateral......              --  1,068,575,839   --      1,068,575,839
                                    --------------- --------------   --    ---------------
TOTAL.............................. $10,499,630,376 $1,068,748,226   --    $11,568,378,602
                                    =============== ==============   ==    ===============

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (87.9%)
Consumer Discretionary -- (12.6%)
*   1-800-Flowers.com, Inc. Class A.................... 33,345 $  168,059
#   Aaron's, Inc....................................... 84,876  2,282,316
#   Abercrombie & Fitch Co. Class A.................... 10,041    355,251
    Advance Auto Parts, Inc............................  5,300    608,493
#*  Aeropostale, Inc................................... 25,947    182,926
    AH Belo Corp. Class A.............................. 21,443    171,330
    Ambassadors Group, Inc............................. 17,553     87,238
*   AMC Networks, Inc. Class A.........................  5,402    348,105
    AMCON Distributing Co..............................    438     37,230
#*  America's Car-Mart, Inc............................ 10,824    417,265
#*  American Apparel, Inc.............................. 39,246     38,704
#*  American Axle & Manufacturing Holdings, Inc........  7,577    141,084
#   American Eagle Outfitters, Inc..................... 65,699    888,907
#*  American Public Education, Inc..................... 11,481    485,991
*   ANN, Inc........................................... 19,503    630,727
*   Apollo Education Group, Inc. Class A............... 38,160  1,232,186
    Arctic Cat, Inc.................................... 12,690    537,295
    Ark Restaurants Corp...............................  3,403     74,151
*   Asbury Automotive Group, Inc....................... 29,653  1,394,284
*   Ascena Retail Group, Inc........................... 74,986  1,406,737
#*  Ascent Capital Group, Inc. Class A................. 13,641    976,014
#   Autoliv, Inc.......................................    575     52,135
#*  AutoNation, Inc.................................... 18,588    918,061
*   Ballantyne Strong, Inc............................. 13,009     61,923
#*  Bally Technologies, Inc............................ 16,084  1,179,279
#*  Barnes & Noble, Inc................................ 68,629    925,119
    Bassett Furniture Industries, Inc.................. 10,687    150,687
#   Beasley Broadcasting Group, Inc. Class A...........  6,377     58,286
*   Beazer Homes USA, Inc.............................. 16,707    376,075
#   bebe stores, Inc................................... 87,536    435,054
*   Bed Bath & Beyond, Inc.............................  4,900    312,865
    Best Buy Co., Inc.................................. 25,712    605,260
    Big 5 Sporting Goods Corp.......................... 26,198    449,558
#*  Big Lots, Inc...................................... 16,633    445,598
*   Biglari Holdings, Inc..............................  2,128    929,851
#*  BJ's Restaurants, Inc.............................. 23,434    664,588
#*  Blue Nile, Inc.....................................  1,857     79,962
#   Blyth, Inc......................................... 16,340    153,269
    Bob Evans Farms, Inc............................... 29,333  1,473,983
#*  Body Central Corp..................................  7,403     25,318
#   Bon-Ton Stores, Inc. (The)......................... 16,943    182,137
*   Books-A-Million, Inc............................... 13,630     31,485
    BorgWarner, Inc.................................... 14,886    799,378
    Bowl America, Inc. Class A.........................  2,839     41,435
#*  Boyd Gaming Corp................................... 88,809    937,823
*   Bravo Brio Restaurant Group, Inc...................  8,708    130,098
#*  Bridgepoint Education, Inc......................... 32,150    558,767
    Brinker International, Inc......................... 13,098    633,419
*   Brookfield Residential Properties, Inc.............  3,121     70,597
    Brown Shoe Co., Inc................................ 47,280  1,119,590
    Brunswick Corp..................................... 58,855  2,440,128

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Buckle, Inc. (The).................................   9,525 $   422,148
#*  Buffalo Wild Wings, Inc............................   5,457     774,130
*   Build-A-Bear Workshop, Inc.........................  18,741     163,609
#*  Cabela's, Inc......................................  76,421   5,109,508
#   Cablevision Systems Corp. Class A..................  16,209     259,992
*   Cache, Inc.........................................  17,203      87,047
#*  Caesars Acquisition Co. Class A....................  27,226     360,200
#*  Caesars Entertainment Corp.........................  27,226     599,244
    Callaway Golf Co...................................  80,530     657,930
*   Cambium Learning Group, Inc........................  42,184      80,150
*   Canterbury Park Holding Corp.......................   4,963      55,635
    Capella Education Co...............................  13,153     820,616
*   Career Education Corp..............................  81,077     441,059
#*  CarMax, Inc........................................  26,062   1,175,657
*   Carmike Cinemas, Inc...............................  22,939     621,876
    Carnival Corp......................................  68,794   2,696,037
    Carriage Services, Inc.............................  20,707     443,130
#*  Carrols Restaurant Group, Inc......................  21,299     129,711
    Carter's, Inc......................................  28,571   1,921,400
    Cato Corp. (The) Class A...........................  22,224     621,383
*   Cavco Industries, Inc..............................   8,129     635,037
    CBS Corp. Class A..................................   5,310     311,538
    CBS Corp. Class B..................................  99,468   5,840,761
    CEC Entertainment, Inc.............................  12,683     684,375
#*  Central European Media Enterprises, Ltd. Class A...  32,474      96,448
#*  Charles & Colvard, Ltd.............................  21,647      84,856
*   Charter Communications, Inc. Class A...............     317      43,429
    Cheesecake Factory, Inc. (The).....................  36,392   1,620,900
    Cherokee, Inc......................................   3,009      41,193
    Chico's FAS, Inc...................................  16,994     282,100
*   Children's Place Retail Stores, Inc. (The).........  22,989   1,210,831
*   Chipotle Mexican Grill, Inc........................   3,000   1,655,880
#   Choice Hotels International, Inc...................   6,967     338,108
*   Christopher & Banks Corp...........................  33,498     239,176
    Churchill Downs, Inc...............................  17,020   1,516,652
    Cinemark Holdings, Inc.............................  48,992   1,435,955
*   Citi Trends, Inc...................................  16,558     264,928
    Clear Channel Outdoor Holdings, Inc. Class A.......  32,196     304,252
*   Coast Distribution System (The)....................   1,632       5,932
*   Cobra Electronics Corp.............................   7,586      24,579
#*  Coldwater Creek, Inc...............................  13,828      12,169
#   Collectors Universe, Inc...........................   4,583      91,614
#   Columbia Sportswear Co.............................  27,910   2,075,108
    Comcast Corp. Class A.............................. 336,814  18,339,522
    Comcast Corp. Special Class A......................  83,059   4,348,139
#*  Conn's, Inc........................................  35,937   2,181,735
#   Cooper Tire & Rubber Co............................  53,922   1,261,775
    Core-Mark Holding Co., Inc.........................  12,663     957,956
#*  Corinthian Colleges, Inc...........................  96,264     141,508
*   Costa, Inc.........................................   8,242     177,121
    Cracker Barrel Old Country Store, Inc..............   7,414     734,060
*   Crocs, Inc.........................................  40,215     617,300
#*  Crown Media Holdings, Inc. Class A.................  18,563      56,803

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
     CSS Industries, Inc................................   4,800 $  128,640
     CST Brands, Inc....................................  13,513    431,470
     CTC Media, Inc..................................... 102,480  1,174,421
     Culp, Inc..........................................  12,017    242,864
*    Cumulus Media, Inc. Class A........................  90,920    608,255
#    Dana Holding Corp..................................  67,200  1,271,424
#    Darden Restaurants, Inc............................   5,017    248,040
#*   Deckers Outdoor Corp...............................   9,729    758,376
#*   dELiA*s, Inc.......................................  18,616     13,776
*    Delta Apparel, Inc.................................  11,681    188,999
     Destination Maternity Corp.........................  13,230    354,961
#*   Destination XL Group, Inc..........................  61,304    329,816
#    DeVry Education Group, Inc.........................  56,908  2,056,655
*    DGSE Cos., Inc.....................................   3,503      7,286
     Dick's Sporting Goods, Inc.........................   8,194    430,185
#*   Digital Generation, Inc............................  29,997    404,959
     Dillard's, Inc. Class A............................  46,706  4,077,434
     DineEquity, Inc....................................  19,226  1,495,975
*    DIRECTV............................................  22,304  1,548,567
*    Discovery Communications, Inc. Class A.............   5,091    406,160
*    Discovery Communications, Inc. Class B.............   1,000     80,285
*    Discovery Communications, Inc. Class C.............   4,083    300,999
*    Dixie Group, Inc. (The)............................   7,426    102,627
*    Dollar General Corp................................     500     28,160
*    Dollar Tree, Inc...................................  13,600    687,072
     Domino's Pizza, Inc................................  14,558  1,027,940
*    Dorman Products, Inc...............................  32,268  1,683,099
*    Dover Downs Gaming & Entertainment, Inc............  15,417     24,359
#    DR Horton, Inc..................................... 155,647  3,654,592
#*   DreamWorks Animation SKG, Inc. Class A.............  73,137  2,467,642
     Drew Industries, Inc...............................  19,924    958,145
     DSW, Inc. Class A..................................  22,976    865,046
*    Education Management Corp..........................  47,218    327,221
     Educational Development Corp.......................   3,287     11,767
     Einstein Noah Restaurant Group, Inc................  13,719    209,352
*    Emerson Radio Corp.................................  22,180     48,352
*    Emmis Communications Corp. Class A.................   5,300     15,714
#*   Empire Resorts, Inc................................   3,079     18,659
#*   Entercom Communications Corp. Class A..............  34,348    323,902
     Entravision Communications Corp. Class A...........  40,982    247,121
#    Escalade, Inc......................................  12,512    148,768
#    Ethan Allen Interiors, Inc.........................  27,900    704,196
#*   Ever-Glory International Group, Inc................   2,000     10,300
*    EW Scripps Co. Class A.............................  51,043    939,702
     Expedia, Inc.......................................  14,450    938,961
*    Express, Inc.......................................   8,782    152,104
o#*  FAB Universal Corp.................................   6,407     19,669
*    Family Dollar Stores, Inc..........................   8,607    532,085
*    Famous Dave's Of America, Inc......................   6,706    112,728
#*   Federal-Mogul Corp.................................  72,049  1,288,236
*    Fiesta Restaurant Group, Inc.......................  12,924    555,344
*    Fifth & Pacific Cos., Inc..........................  10,975    314,982
     Finish Line, Inc. (The) Class A....................  49,385  1,266,725

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Flanigan's Enterprises, Inc........................     300 $    4,360
    Flexsteel Industries, Inc..........................   5,993    184,764
    Foot Locker, Inc................................... 105,891  4,087,393
    Ford Motor Co...................................... 103,911  1,554,509
*   Fossil Group, Inc..................................  12,801  1,431,536
    Fred's, Inc. Class A...............................  41,518    725,735
    Frisch's Restaurants, Inc..........................   5,689    143,363
*   FTD Cos., Inc......................................  21,397    663,307
*   Fuel Systems Solutions, Inc........................  22,489    276,390
*   Full House Resorts, Inc............................  15,960     38,783
#*  G-III Apparel Group, Ltd...........................  19,582  1,370,153
*   Gaiam, Inc. Class A................................  17,607    119,552
#   GameStop Corp. Class A............................. 124,160  4,354,291
#*  Gaming Partners International Corp.................   9,358     76,455
    Gannett Co., Inc................................... 166,926  4,595,473
    Gap, Inc. (The)....................................  23,608    898,993
#   Garmin, Ltd........................................  10,038    452,212
#*  Geeknet, Inc.......................................   1,892     33,659
*   General Motors Co.................................. 105,392  3,802,543
#*  Genesco, Inc.......................................  24,119  1,693,636
    Gentex Corp........................................  14,364    465,250
*   Gentherm, Inc......................................  32,496    827,998
#   Genuine Parts Co...................................  10,032    825,132
    GNC Holdings, Inc. Class A.........................   1,500     76,665
#   Goodyear Tire & Rubber Co. (The)...................  21,200    501,592
    Gordmans Stores, Inc...............................   4,385     31,660
#   Graham Holdings Co. Class B........................   6,442  4,033,078
*   Grand Canyon Education, Inc........................   8,168    357,922
*   Gray Television, Inc...............................  61,266    697,207
*   Gray Television, Inc. Class A......................   2,300     21,367
#   Group 1 Automotive, Inc............................  28,788  1,759,810
#   Guess?, Inc........................................  17,071    478,842
    H&R Block, Inc.....................................  12,252    372,461
*   Hallwood Group, Inc. (The).........................     880      8,646
    Hanesbrands, Inc...................................   7,900    562,006
    Harley-Davidson, Inc...............................  25,800  1,591,602
    Harman International Industries, Inc...............  12,590  1,302,184
*   Harris Interactive, Inc............................   4,286      8,701
    Harte-Hanks, Inc...................................  64,054    438,770
#   Hasbro, Inc........................................   9,200    451,904
#*  Hastings Entertainment, Inc........................   1,695      3,322
    Haverty Furniture Cos., Inc........................  24,284    675,581
    Haverty Furniture Cos., Inc. Class A...............   1,796     50,396
*   Helen of Troy, Ltd.................................  36,024  1,982,761
#*  hhgregg, Inc.......................................  34,055    281,294
#*  Hibbett Sports, Inc................................   8,251    495,142
    Hillenbrand, Inc...................................  32,488    879,450
*   Hollywood Media Corp...............................  11,210     15,806
    Home Depot, Inc. (The).............................  14,454  1,110,790
#*  HomeAway, Inc......................................   6,300    257,418
#   Hooker Furniture Corp..............................  10,935    165,665
    HSN, Inc...........................................   9,953    545,126
*   Hyatt Hotels Corp. Class A.........................   6,444    307,959

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                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc............................  78,132 $2,906,510
    International Game Technology......................   1,600     23,088
    International Speedway Corp. Class A...............  29,840  1,001,729
    Interpublic Group of Cos., Inc. (The)..............  44,149    720,512
    Interval Leisure Group, Inc........................  27,192    717,869
#*  iRobot Corp........................................  11,711    413,867
*   Isle of Capri Casinos, Inc.........................  36,851    352,296
#*  ITT Educational Services, Inc......................   2,258     66,385
*   Jack in the Box, Inc...............................  28,568  1,444,684
*   Jaclyn, Inc........................................     400      2,240
#   JAKKS Pacific, Inc.................................   5,955     34,301
*   Jarden Corp........................................ 117,655  7,112,245
#*  JC Penney Co., Inc.................................  93,481    553,407
#   John Wiley & Sons, Inc. Class A....................   8,584    464,738
    John Wiley & Sons, Inc. Class B....................   2,087    112,761
    Johnson Controls, Inc..............................  40,164  1,852,364
    Johnson Outdoors, Inc. Class A.....................  14,083    334,753
    Jones Group, Inc. (The)............................  92,800  1,368,800
#*  Jos A Bank Clothiers, Inc..........................  24,664  1,386,610
*   Journal Communications, Inc. Class A...............  51,347    409,236
*   K12, Inc...........................................  17,693    388,361
#   KB Home............................................  74,081  1,432,727
*   Kid Brands, Inc....................................  33,024     31,703
*   Kirkland's, Inc....................................  18,225    343,177
#   Kohl's Corp........................................  23,364  1,182,919
*   Kona Grill, Inc....................................   7,282    114,400
    Koss Corp..........................................   4,404     25,675
#*  Krispy Kreme Doughnuts, Inc........................  59,310  1,023,097
    L Brands, Inc......................................   6,200    324,632
    La-Z-Boy, Inc......................................  53,633  1,443,800
#*  Lakeland Industries, Inc...........................   5,597     36,660
*   Lamar Advertising Co. Class A......................  10,244    498,473
    Las Vegas Sands Corp...............................  19,359  1,481,351
#*  LeapFrog Enterprises, Inc..........................  47,530    338,414
    Lear Corp..........................................   6,993    505,804
*   Learning Tree International, Inc...................  10,875     36,431
#   Leggett & Platt, Inc...............................  32,695    981,504
#   Lennar Corp. Class A...............................  48,243  1,937,439
    Lennar Corp. Class B...............................  17,015    557,071
*   Libbey, Inc........................................   8,069    173,806
*   Liberty Global P.L.C. Class A......................   4,816    384,943
*   Liberty Global P.L.C. Class B......................     104      8,373
*   Liberty Global P.L.C. Series C.....................  11,174    886,433
*   Liberty Interactive Corp. Class A.................. 268,740  7,178,045
*   Liberty Interactive Corp. Class B..................   4,371    120,880
*   Liberty Media Corp. Class A........................  35,948  4,730,397
*   Liberty Media Corp. Class B........................     936    123,491
*   Liberty Ventures Series A..........................  17,308  2,007,728
*   Liberty Ventures Series B..........................     218     25,353
#*  Life Time Fitness, Inc.............................  43,936  1,808,406
    Lifetime Brands, Inc...............................  14,009    216,019
#*  LIN Media LLC Class A..............................  27,561    681,032
    Lincoln Educational Services Corp..................  21,067     92,063

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Lithia Motors, Inc. Class A........................  23,275 $1,310,150
*   Live Nation Entertainment, Inc..................... 208,833  4,441,878
#*  LKQ Corp...........................................  62,498  1,691,821
*   Loral Space & Communications, Inc..................  11,149    828,928
    Lowe's Cos., Inc...................................  66,542  3,080,229
*   Luby's, Inc........................................  28,310    184,864
#*  Lumber Liquidators Holdings, Inc...................   5,098    453,671
#*  M/I Homes, Inc.....................................  22,045    542,087
    Macy's, Inc........................................  51,241  2,726,021
*   Madison Square Garden Co. (The) Class A............  43,717  2,536,897
    Marcus Corp. (The).................................  21,011    274,404
    Marine Products Corp...............................  30,157    241,558
*   MarineMax, Inc.....................................  27,409    404,283
*   Marriott Vacations Worldwide Corp..................  13,381    640,682
#*  Martha Stewart Living Omnimedia Class A............  40,187    160,346
    Mattel, Inc........................................  19,217    727,171
    Matthews International Corp. Class A...............  24,250  1,031,110
#*  McClatchy Co. (The) Class A........................  64,577    294,471
    McDonald's Corp....................................   2,590    243,900
#   MDC Holdings, Inc..................................  47,401  1,464,217
#*  Media General, Inc. Class A........................  21,300    379,779
    Men's Wearhouse, Inc. (The)........................  55,918  2,686,301
    Meredith Corp......................................  34,849  1,595,387
*   Meritage Homes Corp................................  33,071  1,606,258
*   MGM Resorts International.......................... 270,134  6,580,464
*   Modine Manufacturing Co............................  53,475    700,522
*   Mohawk Industries, Inc.............................  41,423  5,889,522
*   Monarch Casino & Resort, Inc.......................  18,597    358,364
#   Monro Muffler Brake, Inc...........................  20,712  1,149,723
#   Morningstar, Inc...................................   3,175    245,110
*   Motorcar Parts of America, Inc.....................  15,959    321,255
    Movado Group, Inc..................................  20,105    758,964
*   MTR Gaming Group, Inc..............................  24,911    128,292
*   Multimedia Games Holding Co., Inc..................  19,081    606,013
*   Murphy USA, Inc....................................  26,834  1,039,549
    NACCO Industries, Inc. Class A.....................   7,518    443,863
*   Nathan's Famous, Inc...............................   5,206    254,730
    National American University Holdings, Inc.........     579      2,032
    National CineMedia, Inc............................  15,788    294,920
*   Nautilus, Inc......................................  29,587    252,081
*   Netflix, Inc.......................................   2,866  1,173,140
#*  Nevada Gold & Casinos, Inc.........................   1,000      1,450
*   New York & Co., Inc................................  62,415    282,740
#   New York Times Co. (The) Class A................... 122,664  1,734,469
    Newell Rubbermaid, Inc.............................  18,588    574,369
*   News Corp. Class A.................................  53,936    860,819
#*  News Corp. Class B.................................   7,250    113,172
#   Nexstar Broadcasting Group, Inc. Class A...........   1,441     69,240
    NIKE, Inc. Class B.................................   2,400    174,840
*   Nobility Homes, Inc................................   2,463     22,783
#   Nordstrom, Inc.....................................     700     40,215
    Nutrisystem, Inc...................................  15,281    217,296
*   NVR, Inc...........................................   1,000  1,153,410

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   O'Reilly Automotive, Inc...........................  18,013 $2,359,343
*   Office Depot, Inc.................................. 550,852  2,693,666
*   Omnicom Group, Inc.................................   6,244    453,190
#*  Orbitz Worldwide, Inc..............................  64,472    464,198
*   Orient-Express Hotels, Ltd. Class A................ 113,496  1,607,103
#*  Outerwall, Inc.....................................  13,260    852,751
#*  Overstock.com, Inc.................................   8,272    174,208
    Oxford Industries, Inc.............................  14,497  1,094,089
#*  P&F Industries, Inc. Class A.......................   2,014     14,662
#*  Pacific Sunwear of California, Inc.................  60,704    174,828
#*  Panera Bread Co. Class A...........................   5,200    879,164
    Papa John's International, Inc.....................  13,048    628,000
#*  Penn National Gaming, Inc..........................  89,283  1,047,290
    Penske Automotive Group, Inc.......................  78,768  3,379,935
*   Pep Boys-Manny, Moe & Jack (The)...................  59,363    708,794
*   Perfumania Holdings, Inc...........................   3,665     23,603
*   Perry Ellis International, Inc.....................  17,492    274,100
#   PetMed Express, Inc................................  19,102    252,719
#   PetSmart, Inc......................................  13,036    821,268
#   Pier 1 Imports, Inc................................  68,065  1,300,722
*   Pinnacle Entertainment, Inc........................  52,422  1,145,421
*   Point.360..........................................   2,600      1,378
#   Polaris Industries, Inc............................   9,939  1,244,363
    Pool Corp..........................................  12,992    703,907
*   Popeyes Louisiana Kitchen, Inc.....................   9,550    384,387
*   priceline.com, Inc.................................   1,900  2,175,291
    PulteGroup, Inc.................................... 226,172  4,595,815
    PVH Corp...........................................  16,764  2,026,265
*   QEP Co., Inc.......................................   1,500     27,000
#*  Quiksilver, Inc.................................... 178,954  1,261,626
#*  Radio One, Inc. Class D............................  39,577    217,673
#*  RadioShack Corp....................................  89,952    215,885
    Ralph Lauren Corp..................................   2,157    338,412
*   Reading International, Inc. Class A................  11,759     87,487
*   Red Lion Hotels Corp...............................  20,441    118,558
*   Red Robin Gourmet Burgers, Inc.....................  16,700  1,075,981
#   Regal Entertainment Group Class A..................  16,249    316,855
    Regis Corp.........................................  66,496    819,896
    Rent-A-Center, Inc.................................  63,940  1,594,664
*   Rentrak Corp.......................................   4,777    272,671
    RG Barry Corp......................................  18,234    322,924
#*  Rick's Cabaret International, Inc..................  11,061    124,879
    Rocky Brands, Inc..................................   7,186    111,527
    Ross Stores, Inc...................................  11,816    802,425
    Royal Caribbean Cruises, Ltd....................... 124,720  6,186,112
*   Ruby Tuesday, Inc..................................  69,513    389,273
    Ruth's Hospitality Group, Inc......................  34,543    452,168
#   Ryland Group, Inc. (The)...........................  42,610  1,902,110
    Salem Communications Corp. Class A.................  18,285    157,251
*   Sally Beauty Holdings, Inc.........................  17,750    503,745
#   Scholastic Corp....................................  26,776    883,340
#*  Scientific Games Corp. Class A.....................  87,041  1,225,537
    Scripps Networks Interactive, Inc. Class A.........   5,300    384,356

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                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Sears Holdings Corp................................  40,701 $1,480,295
*   Select Comfort Corp................................  14,500    237,365
    Service Corp. International/US..................... 200,775  3,553,717
*   Shiloh Industries, Inc.............................  19,732    297,559
    Shoe Carnival, Inc.................................  23,096    570,471
#*  Shutterfly, Inc....................................  29,705  1,406,829
    Signet Jewelers, Ltd...............................  14,985  1,192,057
#   Sinclair Broadcast Group, Inc. Class A.............  30,200    948,884
#*  Sirius XM Holdings, Inc............................ 124,278    444,915
    Six Flags Entertainment Corp.......................  23,098    828,987
*   Skechers U.S.A., Inc. Class A......................  43,294  1,250,764
*   Skullcandy, Inc....................................   8,064     58,867
*   Skyline Corp.......................................   8,700     56,550
#   Sonic Automotive, Inc. Class A.....................  43,000    964,490
*   Sonic Corp.........................................  20,443    363,681
#   Sotheby's..........................................  14,866    712,379
*   Spanish Broadcasting System, Inc. Class A..........   1,489      6,224
    Spartan Motors, Inc................................  36,992    212,704
    Speedway Motorsports, Inc..........................  47,584    911,709
*   Sport Chalet, Inc. Class A.........................   5,873      6,578
#   Stage Stores, Inc..................................  35,337    692,605
    Standard Motor Products, Inc.......................  26,988    882,777
#*  Standard Pacific Corp.............................. 118,490  1,042,712
*   Stanley Furniture Co., Inc.........................  13,731     52,178
#   Staples, Inc.......................................  71,189    936,847
    Starwood Hotels & Resorts Worldwide, Inc...........  12,073    901,974
*   Starz..............................................  35,948  1,005,825
*   Starz Class B......................................     936     26,180
#   Stein Mart, Inc....................................  46,595    576,846
*   Steiner Leisure, Ltd...............................  11,014    539,796
*   Steven Madden, Ltd.................................  27,421    893,650
*   Stoneridge, Inc....................................  34,684    394,704
    Strattec Security Corp.............................   4,591    251,357
*   Strayer Education, Inc.............................   2,934    102,573
#   Sturm Ruger & Co., Inc.............................  16,895  1,286,892
    Superior Industries International, Inc.............  29,581    538,670
    Superior Uniform Group, Inc........................   9,577    149,401
*   Systemax, Inc......................................  34,554    390,806
*   Tandy Leather Factory, Inc.........................   6,870     58,464
    Target Corp........................................  20,714  1,173,241
*   Tempur Sealy International, Inc....................   7,978    393,236
*   Tenneco, Inc.......................................  11,900    676,396
#*  Tesla Motors, Inc..................................     402     72,927
    Texas Roadhouse, Inc...............................  51,500  1,248,875
#   Thor Industries, Inc...............................  22,804  1,171,441
    Tiffany & Co.......................................   8,300    690,477
    Time Warner Cable, Inc.............................  29,552  3,938,395
    Time Warner, Inc...................................  97,900  6,151,057
    TJX Cos., Inc......................................  10,244    587,596
*   Toll Brothers, Inc................................. 151,825  5,579,569
*   Tower International, Inc...........................   1,597     35,501
    Town Sports International Holdings, Inc............  11,460    125,029
    Tractor Supply Co..................................  40,000  2,660,400

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   Trans World Entertainment Corp.....................   1,500 $      5,940
#*  Trinity Place Holdings, Inc........................   9,588       59,446
#*  TripAdvisor, Inc...................................  14,450    1,115,395
*   TRW Automotive Holdings Corp.......................  14,500    1,075,175
*   Tuesday Morning Corp...............................  44,074      579,132
#   Tupperware Brands Corp.............................   5,800      454,488
    Twenty-First Century Fox, Inc. Class A............. 118,700    3,777,034
    Twenty-First Century Fox, Inc. Class B.............  29,000      905,960
*   Ulta Salon Cosmetics & Fragrance, Inc..............  13,373    1,146,200
#*  Under Armour, Inc. Class A.........................   5,666      612,551
*   Unifi, Inc.........................................  20,364      472,241
*   Universal Electronics, Inc.........................  18,037      644,642
    Universal Technical Institute, Inc.................  22,150      260,705
#*  UQM Technologies, Inc..............................  24,036       42,063
*   Urban Outfitters, Inc..............................   5,900      211,338
#*  US Auto Parts Network, Inc.........................  26,854       67,135
    Vail Resorts, Inc..................................  34,827    2,373,460
#   Valassis Communications, Inc.......................  40,476    1,376,184
#   Value Line, Inc....................................   3,839       47,911
*   Valuevision Media, Inc. Class A....................  44,612      275,256
    VF Corp............................................  13,052      762,889
    Viacom, Inc. Class A...............................   1,129       93,007
    Viacom, Inc. Class B...............................  15,300    1,256,130
*   Visteon Corp.......................................   6,055      490,516
#*  Vitacost.com, Inc..................................   2,367       13,066
*   Vitamin Shoppe, Inc................................   4,371      195,908
*   VOXX International Corp............................  21,635      288,395
    Walking Co. Holdings, Inc. (The)...................     272        2,589
    Walt Disney Co. (The).............................. 118,253    8,586,350
#   Weight Watchers International, Inc.................   6,975      188,534
#*  Wells-Gardner Electronics Corp.....................   5,523        9,334
#   Wendy's Co. (The).................................. 432,368    3,921,578
*   West Marine, Inc...................................  26,719      349,752
*   Wet Seal, Inc. (The) Class A.......................  97,453      232,913
    Weyco Group, Inc...................................   9,446      249,563
    Whirlpool Corp.....................................  18,667    2,488,311
    Williams-Sonoma, Inc...............................  10,506      572,787
    Winmark Corp.......................................   2,426      195,657
*   Winnebago Industries, Inc..........................  27,360      655,546
#   Wolverine World Wide, Inc..........................  16,660      464,814
#   World Wrestling Entertainment, Inc. Class A........  12,783      309,221
    Wyndham Worldwide Corp.............................  32,378    2,296,895
    Wynn Resorts, Ltd..................................   2,100      456,582
*   Zagg, Inc..........................................  13,860       58,489
*   Zale Corp..........................................  41,647      629,703
#*  Zumiez, Inc........................................  20,966      451,188
                                                                ------------
Total Consumer Discretionary...........................          428,229,926
                                                                ------------
Consumer Staples -- (4.2%)
#   Alico, Inc.........................................   7,844      286,463
*   Alliance One International, Inc....................  93,600      240,552
    Altria Group, Inc..................................  13,203      465,010
    Andersons, Inc. (The)..............................  20,832    1,723,640

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Staples -- (Continued)
    Archer-Daniels-Midland Co.......................... 107,064 $4,226,887
    Arden Group, Inc. Class A..........................   1,488    187,786
#   B&G Foods, Inc.....................................  41,320  1,354,056
    Beam, Inc..........................................  76,533  6,375,199
*   Boston Beer Co., Inc. (The) Class A................     642    133,735
#*  Boulder Brands, Inc................................  66,282    950,484
*   Bridgford Foods Corp...............................   3,414     34,038
    Brown-Forman Corp. Class A.........................   3,808    293,292
    Brown-Forman Corp. Class B.........................   2,461    189,497
    Bunge, Ltd.........................................  80,340  6,086,558
#   Cal-Maine Foods, Inc...............................  20,124  1,013,847
#   Calavo Growers, Inc................................  10,058    305,562
    Casey's General Stores, Inc........................  24,686  1,695,188
#   CCA Industries, Inc................................   4,700     14,241
*   Central Garden and Pet Co..........................  20,939    135,266
*   Central Garden and Pet Co. Class A.................  39,325    245,388
*   Chiquita Brands International, Inc.................  66,569    704,300
    Church & Dwight Co., Inc...........................  10,015    646,769
    Coca-Cola Bottling Co. Consolidated................   7,453    508,891
    Coca-Cola Enterprises, Inc.........................  26,960  1,167,098
#   Coffee Holding Co., Inc............................   1,900      9,671
    ConAgra Foods, Inc.................................  21,650    688,253
*   Constellation Brands, Inc. Class A.................  47,901  3,672,570
*   Constellation Brands, Inc. Class B.................   2,058    157,993
    Costco Wholesale Corp..............................  12,989  1,459,444
*   Craft Brew Alliance, Inc...........................  19,964    301,856
*   Crimson Wine Group, Ltd............................  10,667     87,576
    CVS Caremark Corp.................................. 113,204  7,666,175
*   Darling International, Inc......................... 117,227  2,292,960
#*  Dean Foods Co......................................  78,357  1,238,041
#*  Diamond Foods, Inc.................................  13,157    346,818
    Dr Pepper Snapple Group, Inc.......................  11,225    537,453
*   Elizabeth Arden, Inc...............................  22,890    620,777
    Energizer Holdings, Inc............................   6,412    605,934
*   Farmer Bros Co.....................................  17,123    370,370
    Flowers Foods, Inc.................................  36,564    766,016
    Fresh Del Monte Produce, Inc.......................  66,154  1,750,435
#*  Fresh Market, Inc. (The)...........................   1,900     66,424
    General Mills, Inc.................................  16,200    777,924
    Golden Enterprises, Inc............................   5,537     22,812
    Green Mountain Coffee Roasters, Inc................   9,300    753,300
    Griffin Land & Nurseries, Inc......................   4,473    136,874
#*  Hain Celestial Group, Inc. (The)...................  44,460  4,085,429
#*  Harbinger Group, Inc...............................   8,293     98,521
#   Herbalife, Ltd.....................................   7,400    476,338
    Hillshire Brands Co................................   7,100    252,902
    Hormel Foods Corp..................................  18,128    823,736
#*  IGI Laboratories, Inc..............................   1,128      3,993
    Ingles Markets, Inc. Class A.......................  14,627    397,562
    Ingredion, Inc.....................................  16,501  1,028,012
    Inter Parfums, Inc.................................  31,754  1,033,275
*   Inventure Foods, Inc...............................     771      9,661
    J&J Snack Foods Corp...............................  14,421  1,270,490

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Staples -- (Continued)
    JM Smucker Co. (The)...............................  27,782 $2,677,907
    John B Sanfilippo & Son, Inc.......................   8,141    188,464
    Kraft Foods Group, Inc.............................  39,110  2,047,408
    Kroger Co. (The)...................................  17,415    628,681
    Lancaster Colony Corp..............................   8,100    704,052
#   Lifeway Foods, Inc.................................   4,839     67,940
#   Limoneira Co.......................................      88      1,828
*   Mannatech, Inc.....................................   2,569     39,357
#   McCormick & Co., Inc.(579780107)...................   1,064     68,841
    McCormick & Co., Inc.(579780206)...................   8,162    523,837
#*  Medifast, Inc......................................  15,157    402,115
    MGP Ingredients, Inc...............................  17,301     95,328
    Molson Coors Brewing Co. Class A...................     534     28,313
#   Molson Coors Brewing Co. Class B...................  86,345  4,545,201
    Mondelez International, Inc. Class A............... 260,887  8,544,049
*   Monster Beverage Corp..............................   2,400    162,960
*   National Beverage Corp.............................  27,000    559,710
*   Natural Alternatives International, Inc............   4,748     25,022
    Nu Skin Enterprises, Inc. Class A..................  18,507  1,575,871
*   Nutraceutical International Corp...................  11,692    292,768
    Oil-Dri Corp. of America...........................   6,773    232,653
*   Omega Protein Corp.................................  22,324    226,142
#   Orchids Paper Products Co..........................   5,107    159,083
*   Pantry, Inc. (The).................................  26,286    384,038
    PepsiCo, Inc.......................................   9,195    738,910
    Philip Morris International, Inc...................  36,900  2,883,366
*   Pilgrim's Pride Corp...............................  98,915  1,654,848
#*  Post Holdings, Inc.................................  38,552  2,063,689
    Pricesmart, Inc....................................   8,282    752,834
    Procter & Gamble Co. (The)......................... 105,525  8,085,325
    Reliv International, Inc...........................   4,579      9,982
#*  Revlon, Inc. Class A...............................  13,564    318,483
    Reynolds American, Inc.............................  11,374    551,639
*   Rite Aid Corp......................................  87,461    485,409
    Rocky Mountain Chocolate Factory, Inc..............   5,450     63,329
    Safeway, Inc.......................................  51,128  1,597,239
#   Sanderson Farms, Inc...............................  24,354  1,810,720
*   Seaboard Corp......................................     535  1,364,250
*   Seneca Foods Corp. Class A.........................   9,936    288,839
*   Seneca Foods Corp. Class B.........................   1,251     36,836
#   Snyders-Lance, Inc.................................  66,434  1,774,452
    Spartan Stores, Inc................................  41,800    944,262
    Spectrum Brands Holdings, Inc......................  52,744  3,968,986
#*  Susser Holdings Corp...............................  22,694  1,383,880
#*  Tofutti Brands, Inc................................     799      3,396
#   Tootsie Roll Industries, Inc.......................  23,881    724,549
*   TreeHouse Foods, Inc...............................  32,732  2,155,075
    Tyson Foods, Inc. Class A.......................... 164,162  6,139,659
*   United Natural Foods, Inc..........................  13,114    886,113
#   United-Guardian, Inc...............................   1,872     53,633
#   Universal Corp.....................................  26,112  1,340,068
#*  USANA Health Sciences, Inc.........................   9,355    560,084
#   Vector Group, Ltd..................................  20,714    369,952

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Village Super Market, Inc. Class A.................   7,226 $    209,843
    Wal-Mart Stores, Inc...............................  66,939    4,999,004
    Walgreen Co........................................  34,175    1,959,936
    WD-40 Co...........................................   7,242      497,743
#   Weis Markets, Inc..................................  25,516    1,255,897
*   WhiteWave Foods Co. Class A........................  72,636    1,758,518
    Whole Foods Market, Inc............................   9,338      488,004
                                                                ------------
Total Consumer Staples.................................          141,153,662
                                                                ------------
Energy -- (10.0%)
*   Abraxas Petroleum Corp.............................  18,724       59,355
    Adams Resources & Energy, Inc......................   4,701      312,711
    Alon USA Energy, Inc...............................  61,615      967,972
#*  Alpha Natural Resources, Inc....................... 255,873    1,453,359
    Anadarko Petroleum Corp............................  78,236    6,312,863
    Apache Corp........................................  63,288    5,079,495
#*  Approach Resources, Inc............................  28,368      569,913
#   Arch Coal, Inc..................................... 229,682      973,852
*   Atwood Oceanics, Inc...............................  37,029    1,755,175
    Baker Hughes, Inc..................................  68,271    3,866,869
*   Barnwell Industries, Inc...........................   7,497       23,241
#*  Basic Energy Services, Inc.........................  48,400      829,092
#*  Bill Barrett Corp..................................  51,800    1,450,918
*   BioFuel Energy Corp................................   1,761        3,328
*   Black Ridge Oil and Gas, Inc.......................   4,665        2,939
    Bolt Technology Corp...............................   8,848      191,736
#*  Bonanza Creek Energy, Inc..........................  34,088    1,387,722
#*  BPZ Resources, Inc................................. 129,134      258,268
    Bristow Group, Inc.................................  41,007    2,943,893
#*  C&J Energy Services, Inc...........................  52,408    1,225,299
    Cabot Oil & Gas Corp...............................  38,200    1,527,236
#*  Cal Dive International, Inc........................ 100,880      165,443
*   Callon Petroleum Co................................  44,476      300,213
*   Cameron International Corp.........................  15,338      919,820
#   CARBO Ceramics, Inc................................   4,831      556,145
*   Carrizo Oil & Gas, Inc.............................  41,928    1,723,241
*   Cheniere Energy, Inc...............................   7,686      337,723
#   Chesapeake Energy Corp............................. 371,242    9,990,122
    Chevron Corp....................................... 285,798   31,903,631
    Cimarex Energy Co..................................  40,562    3,974,265
*   Clayton Williams Energy, Inc.......................  10,780      744,036
#*  Clean Energy Fuels Corp............................  52,155      622,209
*   Cloud Peak Energy, Inc.............................  66,892    1,252,887
*   Cobalt International Energy, Inc...................  10,413      170,461
#   Comstock Resources, Inc............................  53,195      912,294
*   Concho Resources, Inc..............................   9,700      948,563
    ConocoPhillips..................................... 188,785   12,261,586
    CONSOL Energy, Inc.................................   8,571      320,127
*   Contango Oil & Gas Co..............................  18,704      784,820
#*  Continental Resources, Inc.........................     545       60,059
    Crosstex Energy, Inc...............................  49,305    1,848,937
*   Dawson Geophysical Co..............................   8,719      282,234
    Delek US Holdings, Inc.............................  59,413    1,800,214

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Denbury Resources, Inc............................. 215,040 $ 3,455,693
    Devon Energy Corp..................................  60,023   3,554,562
#   DHT Holdings, Inc..................................  10,435      85,671
#   Diamond Offshore Drilling, Inc.....................  10,044     487,536
*   Double Eagle Petroleum Co..........................  10,474      22,729
*   Dresser-Rand Group, Inc............................   9,100     518,700
*   Dril-Quip, Inc.....................................   7,700     774,312
*   Emerald Oil, Inc...................................  64,405     493,986
#*  Endeavour International Corp.......................  48,225     317,803
    Energen Corp.......................................   6,952     491,645
#   Energy XXI Bermuda, Ltd............................  35,447     813,509
*   ENGlobal Corp......................................  25,261      38,397
    EOG Resources, Inc.................................  19,307   3,190,289
*   EPL Oil & Gas, Inc.................................  41,163   1,106,050
*   Era Group, Inc.....................................  23,893     699,826
    Evolution Petroleum Corp...........................  11,083     145,852
*   Exterran Holdings, Inc.............................  74,370   2,583,614
    Exxon Mobil Corp................................... 295,137  27,199,826
#*  FieldPoint Petroleum Corp..........................   3,945      17,516
*   FMC Technologies, Inc..............................   3,200     158,208
*   Gastar Exploration, Ltd............................  20,584     122,681
#*  Geospace Technologies Corp.........................   6,253     497,239
#*  Gevo, Inc..........................................   8,936      12,376
#*  Global Geophysical Services, Inc...................  41,603      61,572
#   Green Plains Renewable Energy, Inc.................  36,643     816,406
*   Gulf Coast Ultra Deep Royalty Trust................  36,391      91,705
    Gulf Island Fabrication, Inc.......................  16,224     328,698
    Gulfmark Offshore, Inc. Class A....................  31,656   1,347,279
*   Gulfport Energy Corp...............................  20,422   1,244,721
#*  Halcon Resources Corp..............................  45,581     153,608
    Halliburton Co.....................................  34,942   1,712,507
#*  Harvest Natural Resources, Inc.....................  42,786     187,831
*   Helix Energy Solutions Group, Inc.................. 115,965   2,364,526
    Helmerich & Payne, Inc.............................  58,776   5,174,639
*   Hercules Offshore, Inc............................. 172,813     860,609
    Hess Corp..........................................  50,181   3,788,164
#*  HKN, Inc...........................................     308      22,792
#   HollyFrontier Corp................................. 114,181   5,286,580
*   Hornbeck Offshore Services, Inc....................  40,598   1,733,941
#*  Houston American Energy Corp.......................   1,980         735
#*  Infinity Energy Resources, Inc.....................   4,626       5,968
*   ION Geophysical Corp............................... 105,637     320,080
#*  James River Coal Co................................  38,132      41,945
*   Key Energy Services, Inc........................... 155,022   1,130,110
    Kinder Morgan, Inc.................................  37,422   1,272,722
    Knightsbridge Tankers, Ltd.........................  27,880     262,630
*   Kodiak Oil & Gas Corp..............................  57,177     606,648
#   LinnCo LLC.........................................  55,945   1,800,870
#*  Lucas Energy, Inc..................................  15,775      17,352
#*  Magnum Hunter Resources Corp....................... 155,038   1,294,567
    Marathon Oil Corp.................................. 115,292   3,780,425
    Marathon Petroleum Corp............................  38,015   3,309,206
#*  Matador Resources Co...............................  49,806     968,229

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Matrix Service Co..................................  31,307 $   822,748
#*  McDermott International, Inc....................... 154,605   1,289,406
*   Mexco Energy Corp..................................   1,236       9,208
#*  Miller Energy Resources, Inc.......................     736       5,807
*   Mitcham Industries, Inc............................  13,274     200,437
    Murphy Oil Corp.................................... 107,339   6,076,461
    Nabors Industries, Ltd............................. 272,425   4,653,019
    National Oilwell Varco, Inc........................  72,627   5,447,751
*   Natural Gas Services Group, Inc....................  14,681     424,281
#*  Newfield Exploration Co............................ 122,198   3,026,844
#*  Newpark Resources, Inc.............................  96,777   1,099,387
    Noble Corp. P.L.C.................................. 138,773   4,306,126
    Noble Energy, Inc..................................  24,666   1,537,432
#   Nordic American Tankers, Ltd.......................  27,665     302,655
#*  Northern Oil and Gas, Inc..........................  52,266     759,948
#*  Nuverra Environmental Solutions, Inc...............  18,072     261,321
*   Oasis Petroleum, Inc...............................     453      18,940
    Occidental Petroleum Corp.......................... 117,855  10,320,562
    Oceaneering International, Inc.....................   7,200     490,680
*   Oil States International, Inc......................  15,825   1,486,759
    ONEOK, Inc.........................................   2,491     170,609
#*  Overseas Shipholding Group, Inc....................  31,761     281,402
*   Pacific Drilling SA................................   7,646      76,842
    Panhandle Oil and Gas, Inc. Class A................   8,087     312,643
*   Parker Drilling Co................................. 144,626   1,076,017
    Patterson-UTI Energy, Inc.......................... 146,603   3,766,231
*   PDC Energy, Inc....................................  33,769   1,683,722
#   Peabody Energy Corp................................ 176,843   3,015,173
*   Penn Virginia Corp.................................  76,615     918,614
*   PetroQuest Energy, Inc.............................  68,290     263,599
*   PHI, Inc. Non-Voting...............................  13,372     492,491
#*  PHI, Inc. Voting...................................   1,053      37,381
    Phillips 66........................................  91,273   6,671,144
*   Pioneer Energy Services Corp.......................  74,145     621,335
    Pioneer Natural Resources Co.......................  20,162   3,413,830
*   PostRock Energy Corp...............................   1,100       1,353
#*  Pyramid Oil Co.....................................   3,478      19,581
    QEP Resources, Inc................................. 119,895   3,703,557
#*  Quicksilver Resources, Inc.........................   7,692      23,922
    Range Resources Corp...............................  10,900     939,471
*   Renewable Energy Group, Inc........................  30,961     309,920
#*  Rentech, Inc....................................... 182,957     327,493
*   REX American Resources Corp........................  14,600     598,016
#*  Rex Energy Corp....................................  52,614     991,248
*   RigNet, Inc........................................     452      21,086
*   Rosetta Resources, Inc.............................  23,527   1,002,485
*   Rowan Cos. P.L.C. Class A.......................... 116,577   3,657,020
#*  Royale Energy, Inc.................................   3,000       7,770
#   RPC, Inc...........................................  72,669   1,237,553
#*  Sanchez Energy Corp................................   8,150     224,043
#*  SandRidge Energy, Inc.............................. 394,394   2,425,523
    Schlumberger, Ltd..................................  53,868   4,717,221
    Scorpio Tankers, Inc............................... 122,252   1,222,520

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#*  SEACOR Holdings, Inc...............................  24,331 $  2,048,184
    SemGroup Corp. Class A.............................  39,273    2,425,500
    Ship Finance International, Ltd....................  80,785    1,383,039
    SM Energy Co.......................................  22,054    1,825,189
*   Southwestern Energy Co.............................  23,462      954,669
    Spectra Energy Corp................................   1,600       57,520
*   Steel Excel, Inc...................................  11,536      340,312
*   Stone Energy Corp..................................  56,930    1,761,983
    Superior Energy Services, Inc...................... 150,794    3,564,770
#*  Swift Energy Co....................................  45,809      567,115
*   Synergy Resources Corp.............................  38,656      333,988
#*  Synthesis Energy Systems, Inc......................  44,676       48,250
#*  Syntroleum Corp....................................      82          275
    Targa Resources Corp...............................   2,115      190,963
#   Teekay Corp........................................  61,537    3,333,459
*   Tesco Corp.........................................  42,945      906,998
    Tesoro Corp........................................ 131,157    6,757,209
*   TETRA Technologies, Inc............................  90,540      934,373
*   TGC Industries, Inc................................  20,067      130,636
    Tidewater, Inc.....................................  49,266    2,554,442
#   Transocean, Ltd....................................  56,289    2,436,188
#*  Triangle Petroleum Corp............................  84,851      645,716
#*  Ultra Petroleum Corp...............................   9,559      228,938
*   Unit Corp..........................................  53,710    2,683,889
#*  Uranium Energy Corp................................  22,116       38,261
#*  USEC, Inc..........................................   4,683       21,261
*   Vaalco Energy, Inc.................................  65,411      393,774
    Valero Energy Corp.................................  96,920    4,952,612
#   W&T Offshore, Inc..................................  74,389    1,065,250
*   Warren Resources, Inc..............................  82,565      278,244
*   Weatherford International, Ltd..................... 429,641    5,817,339
#   Western Refining, Inc..............................  94,206    3,684,397
*   Westmoreland Coal Co...............................   2,630       57,097
*   Whiting Petroleum Corp.............................  65,049    3,797,561
*   Willbros Group, Inc................................  57,282      478,305
    Williams Cos., Inc. (The)..........................  21,384      865,838
#   World Fuel Services Corp...........................  27,654    1,181,379
#*  WPX Energy, Inc.................................... 174,221    3,318,910
#*  Zion Oil & Gas, Inc................................   9,255       13,142
                                                                ------------
Total Energy...........................................          338,696,913
                                                                ------------
Financials -- (21.2%)
*   1st Constitution Bancorp...........................   2,517       26,328
    1st Source Corp....................................  28,570      841,958
    1st United Bancorp Inc/Boca Raton..................  25,437      184,673
#   Access National Corp...............................   8,706      142,953
    ACE, Ltd...........................................  45,435    4,262,257
*   Affiliated Managers Group, Inc.....................   3,792      755,518
    Aflac, Inc.........................................  21,967    1,379,088
    Alexander & Baldwin, Inc...........................  47,655    1,863,787
*   Alleghany Corp.....................................   8,498    3,164,060
    Alliance Bancorp, Inc. of Pennsylvania.............   3,932       60,356
    Allied World Assurance Co. Holdings AG.............  34,136    3,513,277

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Allstate Corp. (The)...............................    86,740 $ 4,441,088
*   Altisource Asset Management Corp...................     1,120   1,128,960
*   Altisource Portfolio Solutions SA..................    11,202   1,464,549
*   American Capital, Ltd..............................   305,835   4,774,084
#   American Equity Investment Life Holding Co.........    73,953   1,623,268
    American Express Co................................     9,290     789,836
    American Financial Group, Inc......................   125,705   6,903,719
*   American Independence Corp.........................       610       6,442
    American International Group, Inc..................   128,798   6,177,152
#   American National Bankshares, Inc..................     5,991     139,291
    American National Insurance Co.....................    21,779   2,265,016
*   American River Bankshares..........................     4,649      45,700
*   American Spectrum Realty, Inc......................       400         484
    Ameriprise Financial, Inc..........................    68,100   7,194,084
*   Ameris Bancorp.....................................    25,079     513,367
    AMERISAFE, Inc.....................................    20,567     850,857
    AmeriServ Financial, Inc...........................    17,822      58,100
#   Amtrust Financial Services, Inc....................    62,289   2,010,689
    Aon P.L.C..........................................    21,179   1,704,062
#*  Arch Capital Group, Ltd............................    68,095   3,664,192
    Argo Group International Holdings, Ltd.............    34,824   1,566,732
    Arrow Financial Corp...............................    13,107     326,758
    Arthur J Gallagher & Co............................     8,866     409,875
    Aspen Insurance Holdings, Ltd......................    68,329   2,657,998
#   Associated Banc-Corp...............................   158,492   2,610,363
    Assurant, Inc......................................    86,200   5,633,170
    Assured Guaranty, Ltd..............................   170,412   3,604,214
*   Asta Funding, Inc..................................    12,881     105,624
    Astoria Financial Corp.............................   109,382   1,448,218
#   Atlantic American Corp.............................     5,179      20,612
*   Atlantic Coast Financial Corp......................     1,357       5,509
*   Atlanticus Holdings Corp...........................    19,831      58,501
    Auburn National BanCorp., Inc......................     1,260      32,004
*   AV Homes, Inc......................................    11,482     214,943
    Axis Capital Holdings, Ltd.........................    72,054   3,243,871
    Baldwin & Lyons, Inc. Class A......................     1,285      31,071
    Baldwin & Lyons, Inc. Class B......................    10,961     273,587
#   Banc of California, Inc............................    10,072     127,914
    Bancfirst Corp.....................................    14,665     792,350
*   Bancorp, Inc.......................................    40,873     778,631
#   BancorpSouth, Inc..................................   111,257   2,622,327
    Bank Mutual Corp...................................    48,209     329,750
    Bank of America Corp............................... 1,375,380  23,037,615
    Bank of Commerce Holdings..........................     5,615      35,318
    Bank of Hawaii Corp................................    25,641   1,455,896
    Bank of Kentucky Financial Corp....................     4,629     166,320
    Bank of New York Mellon Corp. (The)................   163,628   5,229,551
#   Bank of the Ozarks, Inc............................    28,120   1,782,808
    BankFinancial Corp.................................    23,259     211,424
    BankUnited, Inc....................................    10,498     326,488
    Banner Corp........................................    23,167     853,241
    Bar Harbor Bankshares..............................     3,701     140,971
    BB&T Corp..........................................   102,589   3,837,854

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    BBCN Bancorp, Inc..................................  90,761 $ 1,365,953
*   BBX Capital Corp. Class A..........................   6,124      89,778
    BCB Bancorp, Inc...................................   7,110      90,653
*   BCSB Bancorp, Inc..................................   1,425      36,224
*   Beneficial Mutual Bancorp, Inc.....................  70,097     832,752
    Berkshire Bancorp, Inc.............................   2,025      14,772
    Berkshire Hills Bancorp, Inc.......................  24,970     610,766
#   BGC Partners, Inc. Class A.........................   2,549      16,390
    BlackRock, Inc.....................................  14,303   4,297,622
#*  BofI Holding, Inc..................................  11,939     987,952
    BOK Financial Corp.................................  24,262   1,559,076
    Boston Private Financial Holdings, Inc.............  89,201   1,096,280
    Bridge Bancorp, Inc................................   3,763      92,570
*   Bridge Capital Holdings............................   6,459     142,421
    Brookline Bancorp, Inc.............................  80,500     716,450
    Brown & Brown, Inc.................................  38,662   1,217,466
    Bryn Mawr Bank Corp................................  12,410     345,867
    C&F Financial Corp.................................   1,936      68,321
    Calamos Asset Management, Inc. Class A.............  22,334     256,171
    California First National Bancorp..................   6,388      94,542
*   Camco Financial Corp...............................   3,400      21,828
    Camden National Corp...............................   8,426     297,859
    Cape Bancorp, Inc..................................   4,109      41,789
*   Capital Bank Financial Corp. Class A...............   1,791      41,283
#*  Capital City Bank Group, Inc.......................  16,811     214,508
    Capital One Financial Corp.........................  70,527   4,979,911
o*  Capital Properties, Inc., 5.000%...................     277         277
*   Capital Properties, Inc. Class A...................     308       2,503
    Capital Southwest Corp.............................  14,168     484,121
    CapitalSource, Inc................................. 301,246   4,136,108
    Capitol Federal Financial, Inc..................... 175,628   2,102,267
    Cardinal Financial Corp............................  34,619     590,254
*   Carolina Bank Holdings, Inc........................   1,000      10,080
#   Cash America International, Inc....................  32,211   1,183,110
    Cathay General Bancorp.............................  91,966   2,161,201
*   CBRE Group, Inc. Class A...........................   6,034     160,142
#   Center Bancorp, Inc................................  16,007     284,124
    Centerstate Banks, Inc.............................  25,680     282,480
    Central Pacific Financial Corp.....................   6,503     119,330
    Century Bancorp, Inc. Class A......................   2,971     100,747
    Charles Schwab Corp. (The).........................  17,612     437,130
    Charter Financial Corp.............................     303       3,257
    Chemical Financial Corp............................  30,485     880,407
    Chicopee Bancorp, Inc..............................   5,278      91,573
    Chubb Corp. (The)..................................  37,508   3,170,926
    Cincinnati Financial Corp..........................  97,478   4,722,809
    CIT Group, Inc..................................... 107,054   4,983,364
    Citigroup, Inc..................................... 394,453  18,708,906
    Citizens Community Bancorp, Inc....................   3,663      29,451
*   Citizens First Corp................................   1,000      10,135
    Citizens Holding Co................................   2,106      40,119
#*  Citizens, Inc......................................  49,580     344,581
#   City Holding Co....................................  16,506     736,498

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    City National Corp.................................  43,894 $3,175,731
#   CKX Lands, Inc.....................................   1,400     20,300
    Clifton Savings Bancorp, Inc.......................  26,025    329,477
    CME Group, Inc.....................................  45,660  3,413,542
    CNA Financial Corp.................................  78,953  3,101,274
    CNB Financial Corp.................................   8,460    135,868
    CNO Financial Group, Inc........................... 264,496  4,480,562
    CoBiz Financial, Inc...............................  39,595    418,123
    Codorus Valley Bancorp, Inc........................   2,024     42,544
#   Cohen & Steers, Inc................................   5,916    213,390
*   Colonial Financial Services, Inc...................   2,714     34,468
*   Colony Bankcorp, Inc...............................   3,099     19,493
    Columbia Banking System, Inc.......................  53,832  1,405,554
    Comerica, Inc...................................... 102,535  4,696,103
    Commerce Bancshares, Inc...........................  24,751  1,075,926
    Commercial National Financial Corp.................   1,413     29,320
#   Community Bank System, Inc.........................  43,567  1,550,985
#*  Community Bankers Trust Corp.......................   1,472      5,859
    Community Trust Bancorp, Inc.......................  16,624    673,604
*   Community West Bancshares..........................   2,000     14,340
*   CommunityOne Bancorp...............................       1         12
#   Consolidated-Tomoka Land Co........................   5,746    201,972
*   Consumer Portfolio Services, Inc...................  12,192    103,754
*   Cowen Group, Inc. Class A.......................... 109,650    447,372
#   Crawford & Co. Class A.............................  28,328    206,794
    Crawford & Co. Class B.............................  14,955    120,986
*   Credit Acceptance Corp.............................   8,643  1,202,933
#   Cullen/Frost Bankers, Inc..........................  29,396  2,175,892
#   CVB Financial Corp.................................  99,463  1,483,988
*   DFC Global Corp....................................  40,321    303,214
    Diamond Hill Investment Group, Inc.................     900    103,086
    Dime Community Bancshares, Inc.....................  41,448    677,260
    Discover Financial Services........................  20,550  1,102,508
    Donegal Group, Inc. Class A........................  21,391    312,523
    Donegal Group, Inc. Class B........................   3,821     93,786
#*  Doral Financial Corp...............................     782      9,767
*   E*TRADE Financial Corp............................. 258,384  5,172,848
    Eagle Bancorp Montana, Inc.........................     514      5,541
    East West Bancorp, Inc............................. 119,881  4,011,206
*   Eastern Virginia Bankshares, Inc...................   3,468     23,444
#   Eaton Vance Corp...................................   1,500     57,105
*   eHealth, Inc.......................................  19,926  1,064,646
    EMC Insurance Group, Inc...........................  12,475    342,813
    Employers Holdings, Inc............................  37,573    923,169
#*  Encore Capital Group, Inc..........................  26,420  1,257,328
    Endurance Specialty Holdings, Ltd..................  53,560  2,806,008
*   Enstar Group, Ltd..................................  13,908  1,724,036
    Enterprise Bancorp, Inc............................   5,554    114,857
    Enterprise Financial Services Corp.................  19,242    358,286
    Erie Indemnity Co. Class A.........................   8,246    578,622
    ESB Financial Corp.................................  15,721    202,172
    ESSA Bancorp, Inc..................................  16,415    185,161
    Evans Bancorp, Inc.................................   2,412     55,476

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Evercore Partners, Inc. Class A....................   5,577 $  311,420
    Everest Re Group, Ltd..............................  26,993  3,907,507
*   Ezcorp, Inc. Class A...............................  52,447    575,868
*   Farmers Capital Bank Corp..........................   5,212    107,159
    FBL Financial Group, Inc. Class A..................  32,494  1,255,243
    Federal Agricultural Mortgage Corp. Class A........     987     24,438
    Federal Agricultural Mortgage Corp. Class C........   9,712    297,576
    Federated National Holding Co......................   7,042     93,166
    Fidelity National Financial, Inc. Class A.......... 190,265  6,000,958
    Fidelity Southern Corp.............................   9,678    136,260
    Fifth Third Bancorp................................ 239,838  5,041,395
    Financial Institutions, Inc........................  13,920    290,650
*   First Acceptance Corp..............................  27,407     70,436
    First American Financial Corp...................... 102,745  2,663,150
*   First BanCorp......................................  52,321    255,850
    First Bancorp......................................  15,597    268,736
    First Bancorp, Inc.................................   9,162    155,662
*   First Bancshares, Inc..............................     700      5,796
    First Bancshares, Inc. (The).......................     222      3,152
    First Busey Corp...................................  87,687    482,279
    First Business Financial Services, Inc.............   2,134     88,028
*   First Cash Financial Services, Inc.................  10,205    501,474
    First Citizens BancShares, Inc. Class A............   8,661  1,916,160
    First Commonwealth Financial Corp.................. 113,642    933,001
    First Community Bancshares, Inc....................  16,247    263,039
    First Defiance Financial Corp......................  10,454    268,877
*   First Federal Bancshares of Arkansas, Inc..........   5,224     43,307
    First Federal of Northern Michigan Bancorp, Inc....     800      4,060
    First Financial Bancorp............................  60,800  1,008,064
#   First Financial Bankshares, Inc....................  17,754  1,086,012
    First Financial Corp...............................  13,376    430,306
    First Financial Holdings, Inc......................  20,055  1,234,385
#   First Financial Northwest, Inc.....................  16,619    171,840
*   First Financial Service Corp.......................   1,670      7,824
    First Horizon National Corp........................ 246,889  2,903,415
    First Interstate Bancsystem, Inc...................  13,747    352,748
#*  First Marblehead Corp. (The).......................   1,466      8,737
    First Merchants Corp...............................  30,989    653,558
    First Midwest Bancorp, Inc.........................  87,060  1,390,348
    First Niagara Financial Group, Inc................. 308,360  2,664,230
*   First Place Financial Corp.........................  10,608         16
    First South Bancorp, Inc...........................   7,807     63,237
*   First United Corp..................................   3,697     29,280
    First West Virginia Bancorp........................     796     13,325
    Firstbank Corp.....................................   5,196     92,904
    FirstMerit Corp.................................... 134,186  2,730,685
*   Flagstar Bancorp, Inc..............................   6,371    132,963
    Flushing Financial Corp............................  34,144    701,318
    FNB Corp........................................... 170,363  2,017,098
#*  Forest City Enterprises, Inc. Class A..............  57,405  1,044,197
*   Forest City Enterprises, Inc. Class B..............   8,417    152,684
*   Forestar Group, Inc................................  36,513    730,260
    Fox Chase Bancorp, Inc.............................  19,210    328,683

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Franklin Resources, Inc............................  10,401 $  540,956
    Fulton Financial Corp.............................. 218,883  2,703,205
#   FXCM, Inc. Class A.................................  20,808    356,649
#   Gain Capital Holdings, Inc.........................   9,041     80,374
*   GAINSCO, Inc.......................................   1,497     11,976
    GAMCO Investors, Inc. Class A......................   3,733    301,589
*   Genworth Financial, Inc. Class A................... 237,177  3,498,361
#   German American Bancorp, Inc.......................  12,054    324,976
    GFI Group, Inc..................................... 130,642    496,440
    Glacier Bancorp, Inc...............................  71,411  1,887,393
*   Gleacher & Co., Inc................................   2,784     30,680
*   Global Indemnity P.L.C.............................  16,912    414,513
    Goldman Sachs Group, Inc. (The)....................  48,265  7,921,252
    Great Southern Bancorp, Inc........................  13,373    369,763
#*  Green Dot Corp. Class A............................  19,477    438,622
    Greenhill & Co., Inc...............................   3,600    187,020
*   Greenlight Capital Re, Ltd. Class A................  31,735  1,019,646
    Guaranty Bancorp...................................   2,967     38,452
#*  Guaranty Federal Bancshares, Inc...................   1,886     20,180
*   Hallmark Financial Services, Inc...................  22,381    197,177
    Hampden Bancorp, Inc...............................   4,725     75,789
*   Hampton Roads Bankshares, Inc......................     520        811
    Hancock Holding Co.................................  79,288  2,743,365
    Hanmi Financial Corp...............................  38,130    822,464
    Hanover Insurance Group, Inc. (The)................  50,297  2,792,992
    Harleysville Savings Financial Corp................   2,920     51,757
*   Harris & Harris Group, Inc.........................  29,482     88,741
    Hartford Financial Services Group, Inc............. 219,658  7,303,628
    Hawthorn Bancshares, Inc...........................   2,117     26,632
    HCC Insurance Holdings, Inc........................  99,330  4,262,250
#   HCI Group, Inc.....................................  11,259    478,845
#   Heartland Financial USA, Inc.......................  16,865    424,829
    Heritage Commerce Corp.............................  21,259    170,285
#   Heritage Financial Corp............................  11,632    198,093
    Heritage Financial Group, Inc......................   5,663    112,071
    HF Financial Corp..................................   4,200     55,398
    HFF, Inc. Class A..................................   7,686    227,352
*   Hilltop Holdings, Inc..............................  86,881  2,066,899
    Hingham Institution for Savings....................     872     68,522
*   HMN Financial, Inc.................................   1,450     16,110
*   Home Bancorp, Inc..................................   7,010    141,252
#   Home BancShares, Inc...............................  50,522  1,558,098
    Home Federal Bancorp, Inc .........................  17,529    254,171
    HopFed Bancorp, Inc................................   2,207     25,204
    Horace Mann Educators Corp.........................  44,142  1,231,562
    Horizon Bancorp....................................   5,260    117,088
*   Howard Hughes Corp. (The)..........................   9,574  1,194,548
    Hudson City Bancorp, Inc........................... 253,527  2,291,884
    Hudson Valley Holding Corp.........................  17,275    310,605
    Huntington Bancshares, Inc......................... 425,265  3,857,154
    Iberiabank Corp....................................  32,432  2,135,323
*   ICG Group, Inc.....................................  39,694    753,789
#   Independence Holding Co............................  15,010    192,578

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Independent Bank Corp.(453836108)..................  23,623 $   854,208
*   Independent Bank Corp.(453838609)..................   7,338      97,229
    Infinity Property & Casualty Corp..................  12,729     898,667
    Interactive Brokers Group, Inc. Class A............  53,617   1,136,680
    IntercontinentalExchange Group, Inc................  27,042   5,646,099
*   InterGroup Corp. (The).............................     235       4,456
    International Bancshares Corp......................  74,428   1,742,359
*   Intervest Bancshares Corp. Class A.................  18,510     138,455
#*  INTL. FCStone, Inc.................................  20,609     363,543
    Invesco, Ltd....................................... 186,136   6,189,022
*   Investment Technology Group, Inc...................  38,795     640,118
    Investors Bancorp, Inc............................. 129,542   3,286,481
#*  Investors Capital Holdings, Ltd....................   4,038      29,235
    Investors Title Co.................................   1,606     128,673
#   Janus Capital Group, Inc...........................  87,711     963,944
*   Jefferson Bancshares, Inc..........................   2,270      17,547
    JMP Group, Inc.....................................  22,346     166,254
    Jones Lang LaSalle, Inc............................   6,735     769,541
    JPMorgan Chase & Co................................ 570,669  31,592,236
*   KCG Holdings, Inc. Class A.........................   9,848     108,919
#*  Kearny Financial Corp..............................  57,758     660,174
    Kemper Corp........................................  67,798   2,491,576
    Kennedy-Wilson Holdings, Inc.......................  24,955     599,419
    Kentucky First Federal Bancorp.....................   2,320      20,230
    KeyCorp............................................ 499,016   6,367,444
    Lake Shore Bancorp, Inc............................     339       4,183
    Lakeland Bancorp, Inc..............................  31,536     355,411
    Lakeland Financial Corp............................  17,992     659,047
    Landmark Bancorp, Inc..............................   2,006      38,535
    Legg Mason, Inc.................................... 124,614   5,277,403
    Leucadia National Corp............................. 164,977   4,508,821
#   Life Partners Holdings, Inc........................   8,447      22,638
    Lincoln National Corp.............................. 152,570   7,327,937
    LNB Bancorp, Inc...................................   9,079      90,881
    Loews Corp.........................................  44,237   1,972,528
*   Louisiana Bancorp, Inc.............................   3,003      54,895
    LSB Financial Corp.................................     426      12,375
#   M&T Bank Corp......................................  46,863   5,225,693
#*  Macatawa Bank Corp.................................  31,196     165,339
*   Magyar Bancorp, Inc................................   1,971      15,669
    Maiden Holdings, Ltd...............................  81,079     890,247
    MainSource Financial Group, Inc....................  19,995     326,118
*   Malvern Bancorp, Inc...............................     241       2,492
    Manning & Napier, Inc..............................     847      14,187
*   Markel Corp........................................   8,486   4,575,142
    MarketAxess Holdings, Inc..........................  31,222   1,958,868
    Marlin Business Services Corp......................  13,162     333,920
    Marsh & McLennan Cos., Inc.........................  17,700     809,067
#*  Maui Land & Pineapple Co., Inc.....................   4,186      24,697
    MB Financial, Inc..................................  64,679   1,817,480
*   MBIA, Inc.......................................... 235,843   2,580,122
*   MBT Financial Corp.................................   9,522      51,514
    MCG Capital Corp...................................  94,877     424,100

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Meadowbrook Insurance Group, Inc...................  73,213 $  443,671
    Medallion Financial Corp...........................  24,664    328,771
    Mercantile Bank Corp...............................   7,390    147,874
    Merchants Bancshares, Inc..........................   7,187    214,173
    Mercury General Corp...............................  41,714  1,911,753
#*  Meridian Interstate Bancorp, Inc...................  17,765    418,188
    Meta Financial Group, Inc..........................   2,141     86,603
    MetLife, Inc....................................... 134,576  6,600,953
*   Metro Bancorp, Inc.................................  15,320    304,408
*   MGIC Investment Corp............................... 158,315  1,344,094
    MicroFinancial, Inc................................   9,680     74,439
    Mid Penn Bancorp, Inc..............................     778     11,281
#   MidSouth Bancorp, Inc..............................   8,676    134,565
    MidWestOne Financial Group, Inc....................   6,846    168,275
#   Montpelier Re Holdings, Ltd........................  61,112  1,703,191
    Morgan Stanley..................................... 189,332  5,587,187
*   MSB Financial Corp.................................     600      5,058
*   MSCI, Inc..........................................     252     10,765
    MutualFirst Financial, Inc.........................   5,151     96,787
    NASDAQ OMX Group, Inc. (The).......................  91,090  3,475,083
#   National Interstate Corp...........................  18,783    423,932
    National Penn Bancshares, Inc...................... 172,864  1,794,328
    National Security Group, Inc.......................     419      3,876
    National Western Life Insurance Co. Class A........   2,337    509,817
*   Naugatuck Valley Financial Corp....................     989      7,042
*   Navigators Group, Inc. (The).......................  17,111  1,020,329
    NBT Bancorp, Inc...................................  42,931  1,032,061
    Nelnet, Inc. Class A...............................  40,051  1,491,900
*   New Century Bancorp, Inc...........................   2,187     14,390
#   New Hampshire Thrift Bancshares, Inc...............   4,833     72,108
#   New York Community Bancorp, Inc.................... 217,731  3,525,065
#*  NewBridge Bancorp..................................  12,686     88,675
*   NewStar Financial, Inc.............................  49,671    781,325
    Nicholas Financial, Inc............................   3,515     55,467
*   North Valley Bancorp...............................     460     10,750
    Northeast Bancorp..................................     118      1,115
    Northeast Community Bancorp, Inc...................   9,104     66,186
    Northern Trust Corp................................  14,311    861,808
    Northfield Bancorp, Inc............................  57,520    714,974
    Northrim BanCorp, Inc..............................   5,792    139,124
    Northwest Bancshares, Inc.......................... 110,107  1,548,104
    Norwood Financial Corp.............................   1,641     49,214
#   Ocean Shore Holding Co.............................   6,104     84,296
    OceanFirst Financial Corp..........................  19,770    351,115
#*  Ocwen Financial Corp...............................  70,987  3,133,366
    OFG Bancorp........................................  53,163    775,117
    Ohio Valley Banc Corp..............................   2,002     44,585
    Old Line Bancshares, Inc...........................   1,957     31,449
    Old National Bancorp............................... 116,935  1,637,090
    Old Republic International Corp.................... 242,918  3,794,379
#*  Old Second Bancorp, Inc............................  11,059     51,535
*   OmniAmerican Bancorp, Inc..........................  12,533    280,990
    OneBeacon Insurance Group, Ltd. Class A............  26,235    368,864

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A.................   7,865 $  184,670
    Oritani Financial Corp.............................  55,847    879,032
    Pacific Continental Corp...........................  17,807    251,079
*   Pacific Mercantile Bancorp.........................   9,408     58,894
#*  Pacific Premier Bancorp, Inc.......................   4,508     71,542
#   PacWest Bancorp....................................  40,450  1,622,450
    Park National Corp.................................  14,100  1,104,030
    Park Sterling Corp.................................  21,825    147,319
    PartnerRe, Ltd.....................................  42,423  4,164,666
*   Patriot National Bancorp, Inc......................   1,500      1,560
    Peapack Gladstone Financial Corp...................  10,517    194,565
    Penns Woods Bancorp, Inc...........................   4,255    192,326
#   People's United Financial, Inc..................... 269,812  3,834,029
    Peoples Bancorp of North Carolina, Inc.............   3,297     50,543
    Peoples Bancorp, Inc...............................  10,126    228,341
    Peoples Bancorp/Auburn.............................   1,337     31,433
#*  PHH Corp...........................................  58,457  1,418,751
#*  Phoenix Cos., Inc. (The)...........................   6,427    302,712
*   PICO Holdings, Inc.................................  25,746    606,833
    Pinnacle Financial Partners, Inc...................  39,217  1,280,043
*   Piper Jaffray Cos..................................  20,441    802,922
    Platinum Underwriters Holdings, Ltd................  39,027  2,218,295
    PNC Financial Services Group, Inc. (The)...........  76,226  6,088,933
*   Popular, Inc.......................................  80,934  2,136,658
*   Porter Bancorp, Inc................................   6,860      6,723
#*  Portfolio Recovery Associates, Inc.................  49,239  2,472,783
*   Preferred Bank.....................................   2,694     58,002
    Premier Financial Bancorp, Inc.....................   3,385     48,676
    Primerica, Inc.....................................  61,214  2,578,946
    Primus Guaranty, Ltd...............................  15,070    122,067
    Principal Financial Group, Inc..................... 157,281  6,852,733
    PrivateBancorp, Inc................................  84,580  2,418,142
    ProAssurance Corp..................................  61,024  2,835,175
    Progressive Corp. (The)............................  20,068    466,380
    Prosperity Bancshares, Inc.........................  42,708  2,671,812
    Protective Life Corp...............................  77,513  3,798,912
    Provident Financial Holdings, Inc..................   9,638    145,052
    Provident Financial Services, Inc..................  64,885  1,123,808
*   Prudential Bancorp, Inc............................   5,096     53,610
    Prudential Financial, Inc..........................  64,572  5,449,231
*   PSB Holdings, Inc..................................   3,252     20,715
#   Pulaski Financial Corp.............................  10,937    113,635
#   Pzena Investment Management, Inc. Class A..........   2,844     30,033
    QC Holdings, Inc...................................  12,392     30,732
    QCR Holdings, Inc..................................     309      5,340
    Radian Group, Inc.................................. 128,091  1,905,994
    Raymond James Financial, Inc.......................  19,745  1,005,218
    Regions Financial Corp............................. 681,506  6,930,916
    Reinsurance Group of America, Inc..................  57,751  4,312,267
#   RenaissanceRe Holdings, Ltd........................  45,780  4,152,704
#   Renasant Corp......................................  31,312    901,472
    Republic Bancorp, Inc. Class A.....................  20,236    467,249
*   Republic First Bancorp, Inc........................  20,713     66,074

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- ----------
Financials -- (Continued)
    Resource America, Inc. Class A.....................    18,325 $  160,894
*   Riverview Bancorp, Inc.............................    13,240     41,441
#   RLI Corp...........................................    40,270  1,677,648
    Rockville Financial, Inc...........................    28,505    378,546
*   Royal Bancshares of Pennsylvania, Inc.
      Class A..........................................     6,447      9,477
    S&T Bancorp, Inc...................................    29,768    696,274
#*  Safeguard Scientifics, Inc.........................    23,253    426,227
    Safety Insurance Group, Inc........................    17,028    920,874
    Salisbury Bancorp, Inc.............................       856     23,001
    Sandy Spring Bancorp, Inc..........................    27,445    685,302
    SB Financial Group, Inc............................     3,194     26,830
#*  Seacoast Banking Corp. of Florida..................    10,199    113,719
#*  Security National Financial Corp. Class A..........     2,246     10,107
    SEI Investments Co.................................    12,500    425,750
    Selective Insurance Group, Inc.....................    62,650  1,473,528
*   Shore Bancshares, Inc..............................     4,929     46,678
    SI Financial Group, Inc............................     6,709     79,367
#*  Siebert Financial Corp.............................     9,393     27,615
    Sierra Bancorp.....................................    11,952    189,439
*   Signature Bank.....................................    12,100  1,476,926
    Simmons First National Corp. Class A...............    17,567    606,589
    Simplicity Bancorp, Inc............................     9,310    154,546
    SLM Corp...........................................    30,766    700,234
*   South Street Financial Corp........................       400      3,800
*   Southcoast Financial Corp..........................     5,735     34,697
o*  Southern Community Financial.......................     7,908      1,740
*   Southern First Bancshares, Inc.....................     2,825     37,544
    Southern Missouri Bancorp, Inc.....................     1,465     47,451
#   Southern National Bancorp of Virginia, Inc.........       712      7,262
#   Southside Bancshares, Inc..........................    19,995    532,867
    Southwest Bancorp, Inc.............................    21,460    374,477
    Southwest Georgia Financial Corp...................     1,854     21,414
#*  St Joe Co. (The)...................................    39,684    713,121
    StanCorp Financial Group, Inc......................    48,027  3,085,735
    State Auto Financial Corp..........................    40,019    767,564
    State Street Corp..................................    72,374  4,845,439
    Sterling Bancorp...................................    81,392  1,025,539
#   Stewart Information Services Corp..................    24,211    787,100
*   Stifel Financial Corp..............................    68,092  3,074,354
*   Stratus Properties, Inc............................     6,580    114,295
*   Suffolk Bancorp....................................    12,947    249,618
    Summit State Bank..................................     1,156     12,427
#*  Sun Bancorp, Inc...................................    32,827    104,062
    SunTrust Banks, Inc................................    70,003  2,591,511
    Susquehanna Bancshares, Inc........................   225,086  2,437,681
*   Sussex Bancorp.....................................     2,146     18,080
*   SVB Financial Group................................    21,341  2,395,100
*   SWS Group, Inc.....................................    23,777    182,607
    SY Bancorp, Inc....................................    15,245    451,100
    Symetra Financial Corp.............................    60,102  1,150,953
    Synovus Financial Corp............................. 1,037,837  3,476,754
    T Rowe Price Group, Inc............................     3,600    282,384
*   Taylor Capital Group, Inc..........................    22,039    492,131

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    TCF Financial Corp................................. 141,405 $2,276,620
    TD Ameritrade Holding Corp.........................  12,649    395,281
    Teche Holding Co...................................   1,486    111,376
*   Tejon Ranch Co.....................................  17,861    609,417
    Territorial Bancorp, Inc...........................  12,058    273,114
#   Teton Advisors, Inc. Class A.......................      39      1,775
#*  Texas Capital Bancshares, Inc......................  31,625  1,880,739
    TF Financial Corp..................................   2,289     69,815
*   TFS Financial Corp.................................  40,111    460,474
    Timberland Bancorp, Inc............................   3,941     43,193
    Tompkins Financial Corp............................  14,846    696,277
    Torchmark Corp.....................................  49,305  3,705,271
    Tower Financial Corp...............................   1,403     32,781
#   Tower Group International, Ltd.....................  49,204    123,010
#   TowneBank..........................................  25,265    379,986
    Travelers Cos., Inc. (The).........................  55,984  4,550,380
#*  Tree.com, Inc......................................  11,503    373,272
    Trico Bancshares...................................  15,107    374,049
#   TrustCo Bank Corp.................................. 103,531    676,057
#   Trustmark Corp.....................................  80,836  1,920,663
    U.S. Bancorp....................................... 100,635  3,998,229
    UMB Financial Corp.................................  38,493  2,282,250
#   Umpqua Holdings Corp............................... 128,692  2,259,832
    Union Bankshares Inc/Morrisville...................   2,000     44,640
    Union First Market Bankshares Corp.................  44,058  1,016,418
    United Bancshares, Inc.............................   2,040     31,559
#   United Bankshares, Inc.............................  54,272  1,622,190
    United Community Bancorp...........................     993     10,893
*   United Community Banks, Inc........................  47,615    794,218
#*  United Community Financial Corp....................   7,576     26,743
    United Financial Bancorp, Inc......................  22,166    393,003
    United Fire Group, Inc.............................  29,011    728,176
*   United Security Bancshares.........................  10,672     53,252
*   United Security Bancshares, Inc....................     600      4,695
    Unity Bancorp, Inc.................................   5,781     45,207
    Universal Insurance Holdings, Inc..................  44,721    498,639
    Univest Corp. of Pennsylvania......................  17,118    321,476
    Unum Group......................................... 152,511  4,910,854
    Validus Holdings, Ltd.............................. 105,899  3,803,892
#   Valley National Bancorp............................  69,582    674,250
*   Vantagesouth Bancshares, Inc.......................   4,153     23,838
    ViewPoint Financial Group, Inc.....................  40,834  1,005,333
#*  Viewtran Group, Inc................................   9,130     21,182
*   Virginia Commerce Bancorp, Inc.....................  29,169    474,288
*   Virtus Investment Partners, Inc....................     595    108,445
#   VSB Bancorp, Inc...................................     170      1,863
    Waddell & Reed Financial, Inc. Class A.............   5,916    383,475
*   Walker & Dunlop, Inc...............................   1,380     19,375
    Washington Banking Co..............................  16,508    293,677
    Washington Federal, Inc............................ 119,487  2,614,376
#   Washington Trust Bancorp, Inc......................  16,883    556,126
*   Waterstone Financial, Inc..........................  26,336    278,111
    Wayne Savings Bancshares, Inc......................   1,684     18,827

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
    Webster Financial Corp............................. 103,422 $  3,137,823
    Wells Fargo & Co................................... 664,411   30,124,395
    WesBanco, Inc......................................  30,727      877,563
    West Bancorporation, Inc...........................  17,389      257,183
#   Westamerica Bancorporation.........................  14,718      726,480
*   Western Alliance Bancorp...........................  81,523    1,827,746
    Westfield Financial, Inc...........................  28,843      215,169
    Westwood Holdings Group, Inc.......................   2,463      140,810
    Willis Group Holdings P.L.C........................   6,697      288,373
    Wilshire Bancorp, Inc..............................  80,506      801,840
    Wintrust Financial Corp............................  45,642    2,000,489
#*  WisdomTree Investments, Inc........................   1,896       26,772
#*  World Acceptance Corp..............................  13,047    1,248,467
    WR Berkley Corp....................................  69,300    2,686,068
    WSFS Financial Corp................................   4,003      287,415
    WVS Financial Corp.................................   1,627       20,687
    XL Group P.L.C..................................... 162,997    4,684,534
*   Yadkin Financial Corp..............................   3,676       68,741
    Zions BanCorp...................................... 166,601    4,789,779
*   ZipRealty, Inc.....................................  17,864       74,672
                                                                ------------
Total Financials.......................................          719,719,959
                                                                ------------
Health Care -- (7.6%)
#*  Abaxis, Inc........................................   3,959      151,115
    Abbott Laboratories................................  52,410    1,921,351
#*  ABIOMED, Inc.......................................     644       17,704
#*  Acadia Healthcare Co., Inc.........................   3,725      190,124
#*  Accelerate Diagnostics, Inc........................   2,341       32,282
#*  Accuray, Inc.......................................  67,370      717,490
*   Acorda Therapeutics, Inc...........................   8,725      256,079
*   Actavis P.L.C......................................  11,200    2,116,576
#*  Adcare Health Systems, Inc.........................   5,449       22,177
#*  Addus HomeCare Corp................................  10,890      257,440
    Aetna, Inc.........................................  67,560    4,616,375
#*  Affymax, Inc.......................................  36,132       32,157
*   Affymetrix, Inc....................................  87,147      818,310
    Agilent Technologies, Inc..........................  15,200      883,880
#*  Air Methods Corp...................................  30,597    1,573,604
#*  Akorn, Inc.........................................  21,047      477,767
#*  Albany Molecular Research, Inc.....................  35,314      377,860
*   Alere, Inc.........................................  90,727    3,438,553
*   Alexion Pharmaceuticals, Inc.......................  10,000    1,587,300
*   Align Technology, Inc..............................  17,155    1,019,350
*   Alkermes P.L.C.....................................  41,898    2,039,595
*   Alliance HealthCare Services, Inc..................   5,402      155,037
*   Allied Healthcare Products, Inc....................   4,920       12,103
*   Allscripts Healthcare Solutions, Inc............... 111,821    1,851,756
*   Almost Family, Inc.................................  10,097      307,050
*   Alnylam Pharmaceuticals, Inc.......................  12,235    1,023,580
*   Alphatec Holdings, Inc.............................  91,449      198,444
*   AMAG Pharmaceuticals, Inc..........................  15,657      336,156
#*  Amedisys, Inc......................................  37,736      569,436
*   American Shared Hospital Services..................     900        2,601

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
    AmerisourceBergen Corp.............................  16,800 $ 1,129,296
    Amgen, Inc.........................................  26,155   3,111,137
*   AMN Healthcare Services, Inc.......................  43,245     653,432
*   Amsurg Corp........................................  35,540   1,483,795
    Analogic Corp......................................  11,775   1,126,279
*   AngioDynamics, Inc.................................  36,687     583,690
*   Anika Therapeutics, Inc............................  15,395     512,192
#*  Ariad Pharmaceuticals, Inc.........................   7,185      53,097
*   Arqule, Inc........................................  26,950      61,715
#*  Arrhythmia Research Technology, Inc................   1,153       5,131
*   ArthroCare Corp....................................  10,908     495,005
*   AtriCure, Inc......................................   3,062      62,771
    Atrion Corp........................................   2,187     584,323
#*  Authentidate Holding Corp..........................   2,236       2,996
#*  Auxilium Pharmaceuticals, Inc......................   5,482     140,230
#*  AVEO Pharmaceuticals, Inc..........................   2,329       3,843
#*  Baxano Surgical, Inc...............................  24,169      30,936
*   Bio-Rad Laboratories, Inc. Class A.................  10,635   1,351,921
*   Bio-Rad Laboratories, Inc. Class B.................   1,277     162,179
#*  Bio-Reference Labs, Inc............................  10,468     281,485
#*  Bioanalytical Systems, Inc.........................   1,915       5,764
#*  Biodel, Inc........................................   4,308      11,696
*   Biogen Idec, Inc...................................   6,870   2,147,837
*   BioMarin Pharmaceutical, Inc.......................   7,300     502,824
*   BioScrip, Inc......................................  62,349     530,590
#*  Biospecifics Technologies Corp.....................   1,342      30,450
*   Biota Pharmaceuticals, Inc.........................   6,230      31,212
*   BioTelemetry, Inc..................................  26,941     196,400
*   Boston Scientific Corp............................. 767,057  10,378,281
*   Bovie Medical Corp.................................  13,510      36,477
    Bristol-Myers Squibb Co............................  49,289   2,462,971
#*  Brookdale Senior Living, Inc.......................  39,923   1,096,286
*   Bruker Corp........................................  13,400     272,690
#*  BSD Medical Corp...................................   4,900       5,782
*   Cambrex Corp.......................................  34,747     652,201
    Cantel Medical Corp................................  32,610   1,033,737
*   Capital Senior Living Corp.........................  30,675     689,267
    Cardinal Health, Inc...............................  11,763     800,119
*   CareFusion Corp.................................... 117,444   4,788,192
#*  Celldex Therapeutics, Inc..........................  44,462   1,146,230
*   Celsion Corp.......................................     422       1,566
*   Centene Corp.......................................  38,472   2,331,403
#*  Cepheid, Inc.......................................   4,496     237,659
*   Cerner Corp........................................   8,000     455,120
*   Charles River Laboratories International, Inc......  17,919   1,012,961
#   Chemed Corp........................................  12,392     977,977
*   Chindex International, Inc.........................   7,192     118,380
    Cigna Corp.........................................  17,253   1,489,106
#*  Codexis, Inc.......................................  15,600      29,328
*   Community Health Systems, Inc......................  93,367   3,866,327
#   Computer Programs & Systems, Inc...................   2,708     180,949
    CONMED Corp........................................  29,451   1,235,469
    Cooper Cos., Inc. (The)............................  24,927   3,097,928

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
#*  Cornerstone Therapeutics, Inc......................  1,700 $   16,116
*   Corvel Corp........................................ 11,386    539,241
*   Covance, Inc.......................................  7,051    666,743
    Covidien P.L.C..................................... 15,563  1,062,019
    CR Bard, Inc.......................................  4,262    552,313
*   Cross Country Healthcare, Inc...................... 35,532    383,746
    CryoLife, Inc...................................... 30,220    326,074
#*  Cubist Pharmaceuticals, Inc........................ 21,233  1,551,920
#*  Cumberland Pharmaceuticals, Inc.................... 20,840     97,948
#*  Cutera, Inc........................................ 16,517    156,911
*   Cyberonics, Inc....................................  7,429    496,257
*   Cynosure, Inc. Class A............................. 23,396    627,715
#*  Cytokinetics, Inc..................................  9,109     70,595
*   DaVita HealthCare Partners, Inc.................... 14,676    952,913
    Daxor Corp.........................................  4,092     28,992
    DENTSPLY International, Inc........................ 10,234    472,197
*   Depomed, Inc.......................................  7,884     94,608
    Digirad Corp....................................... 16,700     58,450
*   Durect Corp........................................ 23,066     48,208
#*  Dyax Corp.......................................... 30,347    255,522
#*  Edwards Lifesciences Corp..........................  7,400    481,888
*   Emergent Biosolutions, Inc......................... 39,693    949,853
*   Emeritus Corp...................................... 25,114    553,764
*   Endo Health Solutions, Inc......................... 24,327  1,602,663
#*  Endocyte, Inc......................................  7,233     85,856
    Ensign Group, Inc. (The)........................... 21,332    894,237
#*  Entremed, Inc......................................     63        122
#*  Enzo Biochem, Inc.................................. 39,085    109,829
    Enzon Pharmaceuticals, Inc......................... 52,724     47,452
#*  Exact Sciences Corp................................  3,900     50,700
*   Exactech, Inc...................................... 14,011    312,165
#*  ExamWorks Group, Inc............................... 23,719    730,308
*   Express Scripts Holding Co......................... 29,646  2,214,260
*   Five Star Quality Care, Inc........................ 55,215    299,817
*   Forest Laboratories, Inc........................... 24,200  1,604,460
#*  Furiex Pharmaceuticals, Inc........................  8,317    385,576
*   Gentiva Health Services, Inc....................... 33,864    384,695
#*  Geron Corp......................................... 29,750    149,345
*   Greatbatch, Inc.................................... 25,442  1,081,539
#*  GTx, Inc........................................... 14,515     26,272
*   Haemonetics Corp................................... 29,388  1,113,511
*   Hanger, Inc........................................ 33,076  1,118,300
#*  Harvard Apparatus Regenerative Technology, Inc.....  8,831     36,119
*   Harvard Bioscience, Inc............................ 35,325    156,136
*   Health Net, Inc.................................... 77,846  2,560,355
    HealthSouth Corp................................... 17,216    535,762
*   HealthStream, Inc.................................. 17,545    509,156
#*  Healthways, Inc.................................... 41,838    640,540
*   Hemispherx Biopharma, Inc..........................  3,300      1,452
*   Henry Schein, Inc..................................  8,644    993,109
*   Hi-Tech Pharmacal Co., Inc......................... 14,824    641,286
#   Hill-Rom Holdings, Inc............................. 27,534    998,658
#*  HMS Holdings Corp..................................  5,453    125,583

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
#*  Hologic, Inc....................................... 145,374 $3,105,189
*   Hooper Holmes, Inc.................................   6,931      3,542
*   Hospira, Inc.......................................  11,600    510,516
    Humana, Inc........................................  32,479  3,160,207
*   ICU Medical, Inc...................................  13,600    877,336
*   Idera Pharmaceuticals, Inc.........................  20,811     96,563
*   IDEXX Laboratories, Inc............................     400     45,704
#*  Illumina, Inc......................................   9,020  1,371,040
#*  Immunomedics, Inc..................................  19,800     96,030
*   Impax Laboratories, Inc............................  67,957  1,572,525
*   Incyte Corp., Ltd..................................   9,122    597,673
#*  Infinity Pharmaceuticals, Inc......................  22,264    286,092
#*  InfuSystems Holdings, Inc..........................   6,961     20,744
#*  Insys Therapeutics, Inc............................     413     24,297
*   Integra LifeSciences Holdings Corp.................  19,299    896,632
*   Intuitive Surgical, Inc............................   1,500    611,370
    Invacare Corp......................................  35,942    725,310
#*  IPC The Hospitalist Co., Inc.......................   7,278    388,500
*   Iridex Corp........................................   1,950     16,517
#*  IsoRay, Inc........................................   6,500      4,805
*   Jazz Pharmaceuticals P.L.C.........................   4,993    757,238
    Johnson & Johnson..................................  75,575  6,686,120
    Kewaunee Scientific Corp...........................   2,037     33,814
#   Kindred Healthcare, Inc............................  63,035  1,193,883
#*  Laboratory Corp. of America Holdings...............   4,480    402,438
    Landauer, Inc......................................   2,932    135,370
*   Lannett Co., Inc...................................  29,173  1,030,390
*   LCA-Vision, Inc....................................  17,229     72,706
    LeMaitre Vascular, Inc.............................  15,418    122,881
*   LHC Group, Inc.....................................  19,752    453,111
*   Life Technologies Corp.............................  24,787  1,885,547
*   LifePoint Hospitals, Inc...........................  53,422  2,831,900
#*  Ligand Pharmaceuticals, Inc. Class B...............     656     40,633
#*  Luminex Corp.......................................  17,105    312,508
*   Magellan Health Services, Inc......................  31,916  1,909,534
#*  Mallinckrodt P.L.C.................................   1,945    112,479
#*  Masimo Corp........................................   3,704    108,342
#*  Mast Therapeutics, Inc.............................  19,471     16,959
o*  Maxygen, Inc.......................................  41,232      1,237
    McKesson Corp......................................   8,300  1,447,603
*   MedAssets, Inc.....................................  60,312  1,329,276
o*  MedCath Corp.......................................  19,024     38,048
*   Medical Action Industries, Inc.....................  17,432    129,345
*   Medicines Co. (The)................................  39,914  1,387,411
#*  MediciNova, Inc....................................  12,083     27,912
*   Medidata Solutions, Inc............................  10,060    634,786
*   Medivation, Inc....................................     606     48,238
*   MEDNAX, Inc........................................  30,786  1,712,933
    Medtronic, Inc.....................................  35,647  2,016,194
    Merck & Co., Inc................................... 149,737  7,931,569
#   Meridian Bioscience, Inc...........................     992     22,598
#*  Merit Medical Systems, Inc.........................  51,073    733,919
#*  Metabolix, Inc.....................................   1,126      1,610

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Misonix, Inc.......................................   3,363 $    17,252
#*  Molina Healthcare, Inc.............................  46,900   1,688,400
*   Momenta Pharmaceuticals, Inc.......................  28,579     511,564
*   MWI Veterinary Supply, Inc.........................   4,880     908,949
*   Mylan, Inc.........................................  25,528   1,159,226
#*  Myriad Genetics, Inc...............................  24,779     684,644
#*  Nanosphere, Inc....................................  19,664      41,491
#   National Healthcare Corp...........................  14,415     749,580
*   National Research Corp. Class A....................  14,574     218,610
#   National Research Corp. Class B....................   2,429      96,334
*   Natus Medical, Inc.................................  36,069     933,826
*   Neogen Corp........................................  12,034     505,669
*   NuVasive, Inc......................................  42,936   1,607,524
    Omnicare, Inc...................................... 109,511   6,840,057
*   Omnicell, Inc......................................  38,503     994,147
#*  OncoGenex Pharmaceutical, Inc......................     350       3,780
#*  OraSure Technologies, Inc..........................  31,916     187,347
*   Orthofix International NV..........................  11,146     229,050
*   Osiris Therapeutics, Inc...........................   4,893      76,380
#   Owens & Minor, Inc.................................  64,899   2,248,101
#*  Pacific Biosciences of California, Inc.............   6,720      48,250
#*  Pain Therapeutics, Inc.............................  34,082     141,781
*   PAREXEL International Corp.........................  35,821   1,748,423
#   Patterson Cos., Inc................................  10,176     406,633
*   PDI, Inc...........................................  16,959      98,193
#   PDL BioPharma, Inc.................................  34,563     314,523
    PerkinElmer, Inc...................................  73,180   3,190,648
#*  Pernix Therapeutics Holdings.......................   4,944      11,322
    Perrigo Co. P.L.C..................................   5,287     822,974
    Pfizer, Inc........................................ 427,541  12,997,246
*   PharMerica Corp....................................  36,160     880,134
#*  PhotoMedex, Inc....................................   9,512     132,312
#   Pozen, Inc.........................................  31,193     244,553
*   Prestige Brands Holdings, Inc......................  65,760   1,989,898
#*  Progenics Pharmaceuticals, Inc.....................  26,897     128,568
*   ProPhase Labs, Inc.................................   6,052      12,528
*   Providence Service Corp. (The).....................  14,336     378,327
#*  pSivida Corp.......................................  13,195      62,016
    Quality Systems, Inc...............................  16,681     307,097
#   Quest Diagnostics, Inc.............................  11,000     577,500
#   Questcor Pharmaceuticals, Inc......................   7,700     515,977
#*  Quidel Corp........................................  26,335     778,463
*   RadNet, Inc........................................  10,874      20,552
*   Regeneron Pharmaceuticals, Inc.....................   6,200   1,789,258
#*  Repligen Corp......................................  30,484     471,892
*   Repros Therapeutics, Inc...........................     186       3,488
#   ResMed, Inc........................................   9,600     418,656
#*  Rigel Pharmaceuticals, Inc.........................  50,219     152,164
*   RTI Surgical, Inc..................................  60,665     188,061
#*  Sagent Pharmaceuticals, Inc........................   4,530      85,753
*   Salix Pharmaceuticals, Ltd.........................   3,676     357,822
#*  Sangamo Biosciences, Inc...........................   8,008     154,875
#*  Sciclone Pharmaceuticals, Inc......................  63,164     296,871

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Seattle Genetics, Inc..............................   7,900 $    354,394
    Select Medical Holdings Corp....................... 135,195    1,460,106
    Simulations Plus, Inc..............................   1,800       10,260
#*  Sirona Dental Systems, Inc.........................  15,186    1,092,481
*   Skilled Healthcare Group, Inc. Class A.............  19,937       91,112
#   Span-America Medical Systems, Inc..................   3,229       64,063
*   Special Diversified Opportunities, Inc.............  12,404       14,017
*   Spectranetics Corp.................................  25,926      674,595
#*  Spectrum Pharmaceuticals, Inc......................  26,500      222,865
    St Jude Medical, Inc...............................  13,900      844,147
*   Staar Surgical Co..................................  12,085      198,436
#*  StemCells, Inc.....................................   1,150        1,748
*   Stereotaxis, Inc...................................   1,337        6,859
    STERIS Corp........................................  27,809    1,276,155
    Stryker Corp.......................................   9,409      730,138
#*  Sucampo Pharmaceuticals, Inc. Class A..............  13,917      114,954
*   SunLink Health Systems, Inc........................   1,702        2,042
*   SurModics, Inc.....................................  18,031      439,596
*   Symmetry Medical, Inc..............................  42,308      411,234
#*  Targacept, Inc.....................................  21,573       95,137
*   Team Health Holdings, Inc..........................  13,423      579,337
    Techne Corp........................................   3,336      303,142
    Teleflex, Inc......................................  40,088    3,753,840
#*  Tenet Healthcare Corp..............................  31,779    1,462,152
#*  Theravance, Inc....................................   3,874      142,641
    Thermo Fisher Scientific, Inc......................  56,727    6,531,547
*   Thoratec Corp......................................  17,434      609,144
*   Tornier NV.........................................  19,621      356,906
*   Transcept Pharmaceuticals, Inc.....................  14,106       46,832
*   Triple-S Management Corp. Class B..................  26,978      481,288
#*  United Therapeutics Corp...........................   5,700      584,934
    UnitedHealth Group, Inc............................  56,501    4,083,892
    Universal American Corp............................  94,960      669,468
    Universal Health Services, Inc. Class B............  12,318    1,010,322
    US Physical Therapy, Inc...........................  11,641      366,808
#   Utah Medical Products, Inc.........................   3,789      201,575
#*  Varian Medical Systems, Inc........................     947       77,001
*   Vascular Solutions, Inc............................  15,185      357,759
*   VCA Antech, Inc....................................  91,528    2,923,404
#*  Vical, Inc.........................................   6,156        8,311
*   WellCare Health Plans, Inc.........................  35,383    2,303,787
    WellPoint, Inc.....................................  49,131    4,225,266
    West Pharmaceutical Services, Inc..................  44,666    2,119,402
*   Wright Medical Group, Inc..........................  46,466    1,413,031
#*  XenoPort, Inc......................................  13,396       77,027
#*  Zalicus, Inc.......................................   1,954        2,872
    Zimmer Holdings, Inc...............................  12,595    1,183,552
    Zoetis, Inc........................................ 134,752    4,091,071
                                                                ------------
Total Health Care......................................          258,023,603
                                                                ------------
Industrials -- (12.4%)
    AAON, Inc..........................................  22,666      672,274
    AAR Corp...........................................  44,341    1,181,688

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    ABM Industries, Inc................................  56,530 $1,507,090
#   Acacia Research Corp...............................  23,571    325,751
#*  ACCO Brands Corp...................................  96,407    560,125
#*  Accuride Corp......................................  24,116     91,882
    Aceto Corp.........................................  30,976    660,408
    Acme United Corp...................................   1,921     27,970
#   Acorn Energy, Inc..................................  16,783     58,237
*   Active Power, Inc..................................     960      3,197
    Actuant Corp. Class A..............................  63,614  2,176,871
    Acuity Brands, Inc.................................   7,429    943,780
*   Adept Technology, Inc..............................  10,771    186,015
    ADT Corp. (The)....................................  16,852    506,234
#*  Advisory Board Co. (The)...........................  12,196    772,129
*   AECOM Technology Corp.............................. 110,026  3,154,445
*   Aegion Corp........................................  45,505    933,763
#*  AeroCentury Corp...................................   1,149     17,947
#*  Aerovironment, Inc.................................  27,276    813,370
    AGCO Corp..........................................  52,343  2,791,452
*   Air Transport Services Group, Inc..................  73,400    461,686
    Aircastle, Ltd.....................................  69,572  1,314,215
    Alamo Group, Inc...................................  13,919    699,012
    Alaska Air Group, Inc..............................  48,307  3,819,634
    Albany International Corp. Class A.................  27,301    943,796
    Allegiant Travel Co................................  11,361  1,034,646
*   Allegion P.L.C.....................................   7,433    366,819
    Alliant Techsystems, Inc...........................  14,804  2,127,335
o*  Allied Defense Group, Inc..........................   6,064        485
    Allied Motion Technologies, Inc....................   7,832     88,658
    Altra Industrial Motion Corp.......................  30,432    954,348
    AMERCO.............................................  19,302  4,299,134
#*  Ameresco, Inc. Class A.............................  15,221    150,079
#*  American Airlines Group, Inc.......................  40,944  1,373,671
#   American Railcar Industries, Inc...................  23,316  1,140,619
    American Science & Engineering, Inc................   7,892    539,734
#*  American Superconductor Corp.......................  12,387     18,581
#*  American Woodmark Corp.............................  14,123    495,859
    AMETEK, Inc........................................  14,445    713,872
    Ampco-Pittsburgh Corp..............................  10,468    186,435
*   AMREP Corp.........................................   6,528     47,002
    AO Smith Corp......................................  40,588  1,916,565
    Apogee Enterprises, Inc............................  30,486  1,030,427
    Applied Industrial Technologies, Inc...............  32,827  1,659,077
*   ARC Document Solutions, Inc........................  56,879    431,143
    Argan, Inc.........................................  13,114    372,569
    Arkansas Best Corp.................................  28,900    990,981
*   Armstrong World Industries, Inc....................  20,139  1,121,340
*   Arotech Corp.......................................   3,519      9,396
#*  Ascent Solar Technologies, Inc.....................  31,175     21,511
    Astec Industries, Inc..............................  26,155    972,966
*   Astronics Corp.....................................   8,740    529,425
*   Astronics Corp. Class B............................   1,748    105,002
*   Atlas Air Worldwide Holdings, Inc..................  30,680  1,083,924
#*  Avalon Holdings Corp. Class A......................     700      3,850

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Avis Budget Group, Inc............................. 118,265 $4,459,773
#   AZZ, Inc...........................................  25,170  1,052,358
*   B/E Aerospace, Inc.................................  17,682  1,405,189
#   Babcock & Wilcox Co. (The).........................   4,536    155,494
    Baltic Trading, Ltd................................  11,628     67,326
#   Barnes Group, Inc..................................  54,174  2,028,275
    Barrett Business Services, Inc.....................  10,851    850,827
#*  Beacon Roofing Supply, Inc.........................  38,569  1,457,523
*   Blount International, Inc..........................  15,697    201,236
#*  BlueLinx Holdings, Inc.............................  61,893     98,410
    Brady Corp. Class A................................  47,254  1,292,869
*   Breeze-Eastern Corp................................   7,923     74,080
#   Briggs & Stratton Corp.............................  54,853  1,155,753
    Brink's Co. (The)..................................  28,156    890,856
*   Broadwind Energy, Inc..............................      70        647
#*  Builders FirstSource, Inc..........................  52,668    423,977
*   CAI International, Inc.............................  23,007    476,015
    Carlisle Cos., Inc.................................  30,362  2,262,880
*   Casella Waste Systems, Inc. Class A................  26,530    136,099
    Caterpillar, Inc...................................     190     17,843
#*  CBIZ, Inc..........................................  57,012    490,303
    CDI Corp...........................................  20,602    352,706
    Ceco Environmental Corp............................  16,485    256,177
    Celadon Group, Inc.................................  26,924    559,481
#*  Chart Industries, Inc..............................  23,323  1,992,717
    Chicago Bridge & Iron Co. NV.......................   4,295    322,082
    Chicago Rivet & Machine Co.........................     508     21,158
#   Cintas Corp........................................  14,003    799,151
    CIRCOR International, Inc..........................  18,896  1,360,890
#   CLARCOR, Inc.......................................   7,342    406,894
#*  Clean Harbors, Inc.................................   5,654    317,076
#*  CNH Industrial NV..................................  21,078    222,162
    Coleman Cable, Inc.................................   6,036    158,385
*   Colfax Corp........................................  16,318    983,159
*   Columbus McKinnon Corp.............................  22,359    552,714
    Comfort Systems USA, Inc...........................  43,599    742,927
*   Command Security Corp..............................   5,329     12,310
#*  Commercial Vehicle Group, Inc......................   7,587     60,696
    Compx International, Inc...........................   2,522     32,887
    Con-way, Inc.......................................  56,562  2,175,940
*   Consolidated Graphics, Inc.........................  11,700    758,628
    Copa Holdings SA Class A...........................      68      8,888
*   Copart, Inc........................................  11,279    386,644
    Corporate Executive Board Co. (The)................   8,825    645,107
    Courier Corp.......................................  16,697    263,646
    Covanta Holding Corp............................... 114,797  2,066,346
*   Covenant Transportation Group, Inc. Class A........  11,052     96,816
#*  CPI Aerostructures, Inc............................   8,398    116,312
*   CRA International, Inc.............................  11,485    216,607
    Crane Co...........................................  10,086    637,032
    CSX Corp........................................... 165,538  4,454,628
    Cubic Corp.........................................  24,919  1,234,238
    Cummins, Inc.......................................   5,600    711,088

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Curtiss-Wright Corp................................  52,171 $3,204,343
    Danaher Corp.......................................  20,920  1,556,239
    Deere & Co.........................................   6,000    515,760
    Delta Air Lines, Inc...............................  51,800  1,585,598
    Deluxe Corp........................................  17,309    840,352
#*  DigitalGlobe, Inc..................................  79,171  3,022,749
*   Dolan Co. (The)....................................  31,785      5,721
#   Donaldson Co., Inc.................................   2,300     94,898
    Douglas Dynamics, Inc..............................  25,084    364,220
    Dover Corp.........................................  12,776  1,105,891
*   Ducommun, Inc......................................  11,679    332,851
#   Dun & Bradstreet Corp. (The).......................   4,626    508,860
*   DXP Enterprises, Inc...............................  10,820  1,039,153
*   Dycom Industries, Inc..............................  35,016    974,495
    Dynamic Materials Corp.............................  14,706    321,032
#*  Eagle Bulk Shipping, Inc...........................  14,547     55,860
    Eastern Co. (The)..................................   5,585     86,791
    Eaton Corp. P.L.C..................................  29,601  2,163,537
#*  Echo Global Logistics, Inc.........................  24,181    490,632
    Ecology and Environment, Inc. Class A..............   2,769     31,511
    EMCOR Group, Inc...................................  62,324  2,649,393
    Encore Wire Corp...................................  22,353  1,142,015
#*  Energy Recovery, Inc...............................  44,908    192,206
*   EnerNOC, Inc.......................................  33,287    745,629
#   EnerSys, Inc.......................................  46,160  3,141,650
*   Engility Holdings, Inc.............................  16,919    648,167
    Ennis, Inc.........................................  32,470    469,841
#*  EnPro Industries, Inc..............................  21,572  1,564,833
    EnviroStar, Inc....................................   1,100      3,300
    Equifax, Inc.......................................  11,845    829,861
    ESCO Technologies, Inc.............................  29,284  1,022,012
#   Espey Manufacturing & Electronics Corp.............   3,027     94,594
*   Esterline Technologies Corp........................  33,462  3,444,913
    Exelis, Inc........................................ 102,197  2,002,039
    Expeditors International of Washington, Inc........  10,482    428,295
    Exponent, Inc......................................  10,060    726,533
*   Federal Signal Corp................................  64,194    790,870
    FedEx Corp.........................................  21,280  2,837,050
*   Flow International Corp............................  49,798    201,184
    Flowserve Corp.....................................  10,200    737,766
    Fluor Corp.........................................   8,135    617,935
    Fortune Brands Home & Security, Inc................  32,275  1,454,311
    Forward Air Corp...................................  10,680    475,687
*   Franklin Covey Co..................................  20,197    385,965
    Franklin Electric Co., Inc.........................  35,544  1,416,073
#   FreightCar America, Inc............................  13,564    311,701
*   FTI Consulting, Inc................................  47,609  1,764,866
*   Fuel Tech, Inc.....................................  26,879    177,939
*   Furmanite Corp.....................................  39,958    466,709
    G&K Services, Inc. Class A.........................  20,819  1,163,574
    GATX Corp..........................................  50,833  2,943,231
#*  Genco Shipping & Trading, Ltd......................  42,355     89,369
*   Gencor Industries, Inc.............................   4,926     45,122

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  GenCorp, Inc.......................................  18,966 $   322,801
    Generac Holdings, Inc..............................   6,138     295,422
    General Cable Corp.................................  56,963   1,625,154
    General Dynamics Corp..............................  22,257   2,254,857
    General Electric Co................................ 856,705  21,528,997
#*  Genesee & Wyoming, Inc. Class A....................  19,426   1,754,945
*   Gibraltar Industries, Inc..........................  33,716     602,168
    Global Power Equipment Group, Inc..................  15,083     268,628
#*  Goldfield Corp. (The)..............................   9,421      18,842
    Gorman-Rupp Co. (The)..............................  19,231     612,123
*   GP Strategies Corp.................................  18,640     517,260
#   Graco, Inc.........................................   4,338     301,448
#*  GrafTech International, Ltd........................ 127,697   1,308,894
    Graham Corp........................................  10,133     361,849
    Granite Construction, Inc..........................  43,963   1,463,528
*   Great Lakes Dredge & Dock Corp.....................  67,714     509,886
#*  Greenbrier Cos., Inc...............................  32,885   1,206,551
    Griffon Corp.......................................  69,548     873,523
*   H&E Equipment Services, Inc........................  37,311   1,129,777
    Hardinge, Inc......................................  13,131     180,814
    Harsco Corp........................................  76,570   1,944,112
#*  Hawaiian Holdings, Inc.............................  57,468     583,875
#   Healthcare Services Group, Inc.....................   2,450      66,469
#   Heartland Express, Inc.............................  24,726     520,730
#   HEICO Corp.........................................  11,777     626,772
    HEICO Corp. Class A................................  25,945   1,010,558
    Heidrick & Struggles International, Inc............  19,217     320,540
#*  Heritage-Crystal Clean, Inc........................   1,954      32,475
    Herman Miller, Inc.................................  14,872     416,862
*   Hertz Global Holdings, Inc.........................  61,491   1,599,996
*   Hexcel Corp........................................  22,061     919,502
*   Hill International, Inc............................  40,646     184,533
    HNI Corp...........................................  26,562     911,342
    Honeywell International, Inc.......................   1,900     173,337
    Houston Wire & Cable Co............................  21,411     283,268
*   Hub Group, Inc. Class A............................  23,276     964,790
    Hubbell, Inc. Class A..............................   1,952     206,346
    Hubbell, Inc. Class B..............................   6,877     802,752
*   Hudson Global, Inc.................................  34,265     136,032
    Huntington Ingalls Industries, Inc.................  14,948   1,420,359
    Hurco Cos., Inc....................................   6,280     162,778
*   Huron Consulting Group, Inc........................  19,115   1,266,178
    Hyster-Yale Materials Handling, Inc................  13,948   1,196,180
*   ICF International, Inc.............................  22,530     758,360
    IDEX Corp..........................................  20,283   1,460,579
*   IHS, Inc. Class A..................................   4,370     495,602
*   II-VI, Inc.........................................  47,224     721,110
    Illinois Tool Works, Inc...........................  13,917   1,097,634
    Ingersoll-Rand P.L.C...............................  22,300   1,311,017
#*  InnerWorkings, Inc.................................  36,891     278,158
#*  Innovative Solutions & Support, Inc................  16,826     114,417
    Insperity, Inc.....................................  15,017     495,861
    Insteel Industries, Inc............................  19,007     354,100

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Integrated Electrical Services, Inc................  12,442 $   75,896
    Interface, Inc.....................................  26,004    544,784
    International Shipholding Corp.....................   1,100     29,469
#   Intersections, Inc.................................  18,573    137,440
#   Iron Mountain, Inc.................................  19,147    505,672
    ITT Corp...........................................  29,937  1,225,920
*   Jacobs Engineering Group, Inc......................  12,712    771,746
    JB Hunt Transport Services, Inc....................   6,000    450,300
#*  JetBlue Airways Corp............................... 331,433  2,903,353
    John Bean Technologies Corp........................  16,543    510,682
#   Joy Global, Inc....................................   1,087     57,383
    Kadant, Inc........................................   1,953     70,132
#   Kaman Corp.........................................  30,968  1,200,320
    Kansas City Southern...............................  13,629  1,439,086
    KAR Auction Services, Inc..........................  58,679  1,632,450
    KBR, Inc...........................................  45,455  1,422,741
    Kelly Services, Inc. Class A.......................  41,979  1,006,656
    Kelly Services, Inc. Class B.......................     700     16,814
    Kennametal, Inc....................................  22,939    994,176
*   Key Technology, Inc................................   5,258     66,987
    Kforce, Inc........................................  37,672    682,993
    Kimball International, Inc. Class B................  35,471    527,454
#*  Kirby Corp.........................................  23,203  2,315,427
#   Knight Transportation, Inc.........................  81,536  1,740,794
    Knoll, Inc.........................................  12,585    208,911
*   Korn/Ferry International...........................  54,689  1,283,004
*   Kratos Defense & Security Solutions, Inc...........  64,583    466,935
    L-3 Communications Holdings, Inc...................  51,364  5,704,999
    Landstar System, Inc...............................   3,395    195,009
*   Lawson Products, Inc...............................   8,745    124,354
#*  Layne Christensen Co...............................  23,728    402,427
    LB Foster Co. Class A..............................  11,249    484,382
    Lennox International, Inc..........................   6,221    538,490
    Lincoln Electric Holdings, Inc.....................  19,400  1,342,480
#   Lindsay Corp.......................................   6,903    586,755
#*  LMI Aerospace, Inc.................................  13,707    189,157
    LS Starrett Co. (The) Class A......................   6,944    111,104
    LSI Industries, Inc................................  32,842    277,186
#*  Luna Innovations, Inc..............................   3,800      5,320
*   Lydall, Inc........................................  17,009    300,549
*   Magnetek, Inc......................................   1,197     29,662
#*  Manitex International, Inc.........................   3,300     46,266
#   Manitowoc Co., Inc. (The)..........................  58,740  1,671,153
    Manpowergroup, Inc.................................  58,135  4,528,716
    Marten Transport, Ltd..............................  38,690    737,818
    Masco Corp.........................................  60,333  1,276,646
#*  MasTec, Inc........................................  76,702  2,756,670
    Mastech Holdings, Inc..............................     991     13,854
    Matson, Inc........................................  40,660    972,994
    McGrath RentCorp...................................  25,174    921,872
*   Meritor, Inc.......................................  42,906    471,108
*   Metalico, Inc......................................  43,586     78,891
*   Mfri, Inc..........................................   5,730     83,200

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Middleby Corp......................................   6,296 $1,552,468
    Miller Industries, Inc.............................  13,234    242,712
    Mine Safety Appliances Co..........................  21,994  1,108,058
*   Mistras Group, Inc.................................  15,619    364,860
*   Mobile Mini, Inc...................................  51,626  1,996,377
*   Moog, Inc. Class A.................................  39,159  2,351,890
*   Moog, Inc. Class B.................................   2,977    179,275
*   MRC Global, Inc....................................   2,898     80,912
    MSC Industrial Direct Co., Inc. Class A............   2,891    242,902
    Mueller Industries, Inc............................  35,636  2,217,985
    Mueller Water Products, Inc. Class A............... 171,486  1,488,498
    Multi-Color Corp...................................  17,115    615,455
*   MYR Group, Inc.....................................  24,059    603,159
*   National Presto Industries, Inc....................   7,418    564,436
*   Navigant Consulting, Inc...........................  56,735    996,834
*   Navistar International Corp........................   6,165    190,005
*   NCI Building Systems, Inc..........................   1,411     26,019
    Nielsen Holdings NV................................  22,800    964,212
    NL Industries, Inc.................................  44,564    491,987
    NN, Inc............................................  18,861    333,651
    Nordson Corp.......................................   8,370    580,208
    Norfolk Southern Corp..............................  48,705  4,509,596
    Northrop Grumman Corp..............................  17,610  2,034,835
*   Northwest Pipe Co..................................  10,318    361,955
#*  Ocean Power Technologies, Inc......................   8,120     18,838
*   Old Dominion Freight Line, Inc.....................  44,451  2,411,022
#   Omega Flex, Inc....................................   4,638     92,574
*   On Assignment, Inc.................................  40,261  1,194,946
*   Orbital Sciences Corp..............................  65,692  1,606,169
*   Orion Energy Systems, Inc..........................  22,165    146,067
*   Orion Marine Group, Inc............................  21,687    242,894
    Oshkosh Corp.......................................  76,569  4,145,446
*   Owens Corning...................................... 115,475  4,405,371
    PACCAR, Inc........................................   6,817    381,752
*   Pacer International, Inc...........................  41,493    365,553
    Pall Corp..........................................   7,100    568,710
*   PAM Transportation Services, Inc...................   8,221    162,776
*   Park-Ohio Holdings Corp............................  12,584    601,515
    Parker Hannifin Corp...............................  10,214  1,157,961
*   Patrick Industries, Inc............................   9,134    328,824
*   Patriot Transportation Holding, Inc................   7,423    270,791
*   Pendrell Corp......................................  45,689     66,706
    Pentair, Ltd.......................................  57,632  4,283,787
*   PGT, Inc...........................................  41,352    441,639
*   Pike Corp..........................................  40,043    422,053
#   Pitney Bowes, Inc..................................   4,400    110,792
#*  PMFG, Inc..........................................   8,778     65,572
#*  Polypore International, Inc........................  11,353    376,352
    Powell Industries, Inc.............................  13,187    809,814
*   PowerSecure International, Inc.....................  22,223    428,904
    Precision Castparts Corp...........................   2,800    713,300
    Preformed Line Products Co.........................   5,844    394,353
    Primoris Services Corp.............................  14,874    472,547

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Proto Labs, Inc....................................   1,387 $  110,072
    Providence and Worcester Railroad Co...............   2,562     48,038
    Quad/Graphics, Inc.................................  12,464    285,800
*   Quality Distribution, Inc..........................  11,361    156,214
    Quanex Building Products Corp......................  43,028    815,381
*   Quanta Services, Inc...............................  99,324  3,095,929
#   Raven Industries, Inc..............................  13,629    510,406
    Raytheon Co........................................  11,993  1,140,175
*   RBC Bearings, Inc..................................  13,626    883,510
*   RCM Technologies, Inc..............................  10,468     70,450
#*  Real Goods Solar, Inc. Class A.....................   3,465     13,687
    Regal-Beloit Corp..................................  21,182  1,569,374
*   Republic Airways Holdings, Inc.....................  54,181    531,516
    Republic Services, Inc.............................  61,244  1,961,645
    Resources Connection, Inc..........................  47,834    644,802
#*  Rexnord Corp.......................................     655     17,017
*   Roadrunner Transportation Systems, Inc.............  34,018    892,972
    Robert Half International, Inc.....................   1,000     41,780
    Rockwell Automation, Inc...........................   9,200  1,056,528
    Rollins, Inc.......................................  11,475    330,709
    Roper Industries, Inc..............................   9,010  1,236,532
*   RPX Corp...........................................  48,509    786,816
    RR Donnelley & Sons Co.............................  64,795  1,196,764
*   Rush Enterprises, Inc. Class A.....................  33,563    927,681
*   Rush Enterprises, Inc. Class B.....................   4,506    105,576
    Ryder System, Inc..................................  57,322  4,080,753
*   Saia, Inc..........................................  27,022    909,561
    Schawk, Inc........................................  26,443    319,431
*   Sensata Technologies Holding NV....................   5,165    193,378
    Servotronics, Inc..................................   1,499     11,872
    SIFCO Industries, Inc..............................   4,888    145,320
    Simpson Manufacturing Co., Inc.....................  48,444  1,579,274
    SkyWest, Inc.......................................  65,489    852,012
*   SL Industries, Inc.................................   9,000    234,180
    SmartPros, Ltd.....................................   1,700      4,080
    Snap-on, Inc.......................................  22,655  2,268,898
    Southwest Airlines Co.............................. 417,610  8,748,929
#*  SP Plus Corp.......................................  10,006    252,752
*   Sparton Corp.......................................  10,134    282,435
*   Spirit Aerosystems Holdings, Inc. Class A..........  41,712  1,414,454
*   Spirit Airlines, Inc...............................   1,658     77,760
    SPX Corp...........................................  17,868  1,779,117
#*  Standard Register Co. (The)........................   5,242     36,746
    Standex International Corp.........................  14,134    803,942
    Stanley Black & Decker, Inc........................  47,494  3,676,036
    Steelcase, Inc. Class A............................  69,400  1,025,038
*   Stericycle, Inc....................................   2,600    304,356
*   Sterling Construction Co., Inc.....................  16,504    178,573
    Sun Hydraulics Corp................................  12,252    447,811
*   Supreme Industries, Inc. Class A...................   9,289     64,466
#*  Swift Transportation Co............................  18,434    401,861
    Sypris Solutions, Inc..............................  17,625     52,699
    TAL International Group, Inc.......................  35,655  1,534,235

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Taser International, Inc...........................  53,936 $  866,212
*   Team, Inc..........................................  17,397    736,415
*   Tecumseh Products Co. Class A......................  13,430    112,812
*   Tecumseh Products Co. Class B......................   2,690     22,381
*   Teledyne Technologies, Inc.........................  20,382  1,872,494
    Tennant Co.........................................   8,685    556,969
    Terex Corp......................................... 100,493  4,120,213
*   Tetra Tech, Inc....................................  62,024  1,830,328
#   Textainer Group Holdings, Ltd......................  51,126  1,855,363
    Textron, Inc.......................................  27,184    965,032
*   Thermon Group Holdings, Inc........................   1,817     49,204
    Timken Co..........................................  16,002    901,393
    Titan International, Inc...........................  38,557    646,215
#*  Titan Machinery, Inc...............................  23,132    377,052
    Toro Co. (The).....................................   7,800    494,208
    Towers Watson & Co. Class A........................   5,900    689,828
    TransDigm Group, Inc...............................   4,939    824,961
*   TRC Cos., Inc......................................  18,568    126,077
#*  Trex Co., Inc......................................   5,842    410,868
*   Trimas Corp........................................  27,964    973,147
    Trinity Industries, Inc............................  77,500  4,512,825
    Triumph Group, Inc.................................  28,344  1,939,296
*   TrueBlue, Inc......................................  43,153  1,058,543
*   Tufco Technologies, Inc............................   2,000     12,120
*   Tutor Perini Corp..................................  56,338  1,273,239
    Twin Disc, Inc.....................................  16,100    379,477
    Tyco International, Ltd............................  33,704  1,364,675
*   Ultralife Corp.....................................  16,511     68,686
    UniFirst Corp......................................  14,759  1,561,502
    Union Pacific Corp.................................  34,880  6,077,491
*   United Continental Holdings, Inc...................  31,535  1,445,564
#*  United Rentals, Inc................................  42,810  3,465,041
    United Stationers, Inc.............................  39,596  1,640,462
    United Technologies Corp...........................  20,727  2,363,293
#*  UniTek Global Services, Inc........................   2,748      4,424
    Universal Forest Products, Inc.....................  23,626  1,241,546
*   Universal Security Instruments, Inc................   1,213      5,665
#   Universal Truckload Services, Inc..................  16,084    466,597
    URS Corp...........................................  78,824  3,956,965
    US Ecology, Inc....................................  14,165    506,540
#*  USA Truck, Inc.....................................  12,082    178,209
#*  USG Corp...........................................  53,224  1,628,654
    UTi Worldwide, Inc................................. 108,331  1,696,463
#   Valmont Industries, Inc............................   5,100    746,538
*   Versar, Inc........................................   7,645     37,384
    Viad Corp..........................................  23,700    623,073
*   Vicor Corp.........................................  23,646    244,263
*   Virco Manufacturing Corp...........................  21,636     57,552
*   Volt Information Sciences, Inc.....................  24,400    243,878
    VSE Corp...........................................   5,353    236,121
#*  Wabash National Corp...............................  24,938    341,900
*   WABCO Holdings, Inc................................   8,200    707,004
    Wabtec Corp........................................  11,888    877,453

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
#   Waste Connections, Inc.............................  35,952 $  1,469,718
    Waste Management, Inc..............................  15,718      656,698
    Watsco, Inc........................................   5,991      566,868
    Watsco, Inc. Class B...............................   1,205      114,644
    Watts Water Technologies, Inc. Class A.............  30,800    1,725,416
#   Werner Enterprises, Inc............................  72,968    1,901,546
*   Wesco Aircraft Holdings, Inc.......................  47,647    1,064,910
#*  WESCO International, Inc...........................  26,617    2,208,146
*   Willdan Group, Inc.................................   5,554       26,270
*   Willis Lease Finance Corp..........................   8,183      138,538
    Woodward, Inc......................................   8,559      366,753
    WW Grainger, Inc...................................   3,802      891,493
#*  XPO Logistics, Inc.................................  17,219      429,097
    Xylem, Inc.........................................  16,981      566,486
#*  YRC Worldwide, Inc.................................   1,704       37,454
                                                                ------------
Total Industrials......................................          422,181,765
                                                                ------------
Information Technology -- (11.9%)
#*  3D Systems Corp....................................  49,813    3,871,964
*   Accelrys, Inc......................................  63,240      795,559
*   ACI Worldwide, Inc.................................  13,357      809,568
    Activision Blizzard, Inc........................... 184,145    3,154,404
*   Actuate Corp.......................................  49,474      376,002
*   Acxiom Corp........................................  75,579    2,717,821
*   ADDvantage Technologies Group, Inc.................   7,160       23,556
*   Adobe Systems, Inc.................................  18,269    1,081,342
#   ADTRAN, Inc........................................  26,259      666,716
*   Advanced Energy Industries, Inc....................  42,574    1,162,270
#*  Advanced Micro Devices, Inc........................  34,281      117,584
*   Advanced Photonix, Inc. Class A....................   3,200        2,176
#   Advent Software, Inc...............................  14,240      467,926
*   Aehr Test Systems..................................   2,692        6,757
*   Aeroflex Holding Corp..............................   3,675       25,321
#*  Aetrium, Inc.......................................     650        4,017
*   Agilysys, Inc......................................  23,700      310,470
*   Akamai Technologies, Inc...........................   8,346      397,937
#*  Alliance Data Systems Corp.........................   2,000      479,320
*   Alpha & Omega Semiconductor, Ltd...................   5,202       37,767
    Altera Corp........................................  14,759      493,393
    Amdocs, Ltd........................................  14,311      619,094
    American Software, Inc. Class A....................  24,803      250,014
#*  Amkor Technology, Inc.............................. 170,484      903,565
    Amphenol Corp. Class A.............................   8,719      757,507
*   Amtech Systems, Inc................................   8,142       78,733
#*  ANADIGICS, Inc.....................................  86,065      169,548
    Analog Devices, Inc................................  16,533      798,048
*   Anaren, Inc........................................  15,344      428,865
    Anixter International, Inc.........................  15,883    1,393,257
*   ANSYS, Inc.........................................   6,005      471,573
*   AOL, Inc...........................................  91,685    4,224,845
    Apple, Inc.........................................  14,029    7,022,917
    Applied Materials, Inc.............................  84,677    1,424,267
#*  Applied Micro Circuits Corp........................  68,408      690,921

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   ARRIS Group, Inc................................... 131,862 $3,415,226
*   Arrow Electronics, Inc............................. 112,721  5,791,605
*   Aspen Technology, Inc..............................   7,189    327,603
    Astro-Med, Inc.....................................   7,311     99,356
*   Atmel Corp.........................................  54,133    452,552
*   ATMI, Inc..........................................  35,894    993,546
*   Autobytel, Inc.....................................   2,224     33,093
*   Autodesk, Inc......................................  10,099    517,574
    Avago Technologies, Ltd............................  14,754    806,159
#*  AVG Technologies NV................................   1,849     30,675
#*  Aviat Networks, Inc................................  63,193    120,067
*   Avid Technology, Inc...............................  43,600    302,584
    Avnet, Inc......................................... 101,470  4,167,373
    AVX Corp........................................... 120,148  1,552,312
*   Aware, Inc.........................................  18,447    119,906
*   Axcelis Technologies, Inc.......................... 101,937    246,688
*   AXT, Inc...........................................  32,748     79,905
#   Badger Meter, Inc..................................   9,967    507,719
#*  Bankrate, Inc......................................  67,288  1,116,308
    Bel Fuse, Inc. Class A.............................   3,300     62,040
    Bel Fuse, Inc. Class B.............................   9,614    184,300
    Belden, Inc........................................  23,622  1,528,580
*   Benchmark Electronics, Inc.........................  77,718  1,766,530
    Black Box Corp.....................................  25,515    699,366
#   Blackbaud, Inc.....................................  15,029    517,899
*   Blucora, Inc.......................................  44,670  1,143,999
    Booz Allen Hamilton Holding Corp...................   3,162     57,801
#*  Bottomline Technologies de, Inc....................  22,107    765,344
    Broadcom Corp. Class A.............................   3,000     89,280
    Broadridge Financial Solutions, Inc................   8,165    296,308
*   BroadVision, Inc...................................   4,752     54,743
*   Brocade Communications Systems, Inc................ 447,964  4,183,984
    Brooks Automation, Inc.............................  76,422    775,683
*   Bsquare Corp.......................................   8,148     28,599
*   BTU International, Inc.............................   6,833     19,952
    CA, Inc............................................  25,887    830,455
*   Cabot Microelectronics Corp........................  21,805    879,178
#*  CACI International, Inc. Class A...................  29,488  2,182,702
#*  Cadence Design Systems, Inc........................  24,600    347,352
*   CalAmp Corp........................................  10,864    320,271
*   Calix, Inc.........................................  57,181    453,445
*   Cardtronics, Inc...................................  10,283    396,101
*   Cascade Microtech, Inc.............................  12,931    133,189
#   Cass Information Systems, Inc......................  10,842    586,769
*   Ceva, Inc..........................................  21,943    381,589
*   Checkpoint Systems, Inc............................  47,745    636,918
#*  China Information Technology, Inc..................   2,969     15,914
*   ChyronHego Corp....................................   2,300      6,463
*   CIBER, Inc.........................................  92,440    358,667
#*  Ciena Corp.........................................  19,380    452,135
#*  Cinedigm Corp......................................  29,141     76,932
#*  Cirrus Logic, Inc..................................  24,009    420,398
    Cisco Systems, Inc................................. 254,295  5,571,603

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Citrix Systems, Inc................................   8,516 $  460,460
*   Clearfield, Inc....................................   8,316    207,484
*   Cognex Corp........................................  62,694  2,473,278
*   Coherent, Inc......................................  22,667  1,515,062
    Cohu, Inc..........................................  26,029    269,660
    Communications Systems, Inc........................  13,122    156,545
#*  CommVault Systems, Inc.............................   5,207    359,647
    Computer Sciences Corp.............................  24,516  1,481,012
    Computer Task Group, Inc...........................  16,515    266,882
    Compuware Corp..................................... 118,797  1,204,602
*   comScore, Inc......................................   7,079    194,035
    Comtech Telecommunications Corp....................  24,798    754,355
*   Comverse, Inc......................................      22        793
#*  Concur Technologies, Inc...........................   4,757    577,214
    Concurrent Computer Corp...........................   7,430     63,006
*   Constant Contact, Inc..............................  11,895    321,284
#   Convergys Corp..................................... 126,940  2,585,768
*   Conversant, Inc....................................  48,025  1,032,537
*   CoreLogic, Inc..................................... 102,327  3,259,115
    Corning, Inc....................................... 237,366  4,085,069
*   CoStar Group, Inc..................................   8,795  1,513,092
#*  Cray, Inc..........................................  39,804  1,173,820
#*  Cree, Inc..........................................  68,311  4,127,351
*   Crexendo, Inc......................................   6,718     20,658
    CSG Systems International, Inc.....................  36,325  1,088,297
    CSP, Inc...........................................   2,269     18,492
    CTS Corp...........................................  39,077    730,349
*   CyberOptics Corp...................................   7,973     55,014
    Daktronics, Inc....................................  41,222    602,253
#*  Datalink Corp......................................  17,293    251,267
#*  Dataram Corp.......................................   1,316      3,343
*   Dealertrack Technologies, Inc......................  38,086  1,776,712
#*  Demand Media, Inc..................................  24,294    140,176
#*  Dice Holdings, Inc.................................  63,896    447,272
#   Diebold, Inc.......................................  48,740  1,637,177
*   Digi International, Inc............................  27,924    287,617
    Digimarc Corp......................................   5,363    196,179
*   Digital River, Inc.................................  39,992    703,059
*   Diodes, Inc........................................  42,436    972,209
*   Dot Hill Systems Corp..............................  51,635    251,979
*   DSP Group, Inc.....................................  22,785    204,154
    DST Systems, Inc...................................  11,104  1,010,464
*   DTS, Inc...........................................  17,423    361,179
    EarthLink Holdings Corp............................ 116,896    507,329
*   eBay, Inc..........................................  38,237  2,034,208
#   Ebix, Inc..........................................  29,521    400,895
#*  Echelon Corp.......................................  10,191     41,375
*   EchoStar Corp. Class A.............................  39,899  1,876,450
*   Edgewater Technology, Inc..........................   8,479     45,447
#*  Elecsys Corp.......................................   1,496     19,807
    Electro Rent Corp..................................  26,078    438,632
    Electro Scientific Industries, Inc.................  33,107    358,880
*   Electronic Arts, Inc...............................  19,023    502,207

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Electronics for Imaging, Inc.......................  45,192 $1,914,785
#*  Ellie Mae, Inc.....................................   2,429     63,397
#*  eMagin Corp........................................  11,664     34,525
    EMC Corp...........................................  65,000  1,575,600
#*  Emcore Corp........................................  26,656    129,815
*   Emulex Corp........................................ 108,735    800,290
*   Entegris, Inc...................................... 161,194  1,695,761
*   Entropic Communications, Inc.......................  96,873    403,960
*   Envestnet, Inc.....................................   3,782    161,681
*   EPAM Systems, Inc..................................     490     20,041
    EPIQ Systems, Inc..................................  40,402    580,173
*   ePlus, Inc.........................................   8,798    474,564
#*  Equinix, Inc.......................................   3,982    737,466
*   Euronet Worldwide, Inc.............................  48,710  2,087,711
*   Exar Corp..........................................  52,119    573,830
*   ExlService Holdings, Inc...........................  22,179    557,802
*   Extreme Networks................................... 102,706    751,808
#*  F5 Networks, Inc...................................   3,400    363,800
*   Fabrinet...........................................  31,467    581,195
#   FactSet Research Systems, Inc......................   1,700    179,809
    Fair Isaac Corp....................................  37,239  2,024,312
*   Fairchild Semiconductor International, Inc......... 151,838  1,937,453
#*  FalconStor Software, Inc...........................  29,232     43,848
*   FARO Technologies, Inc.............................  15,152    783,661
    FEI Co.............................................  30,474  2,856,023
    Fidelity National Information Services, Inc........ 150,228  7,616,560
#*  Finisar Corp.......................................  71,998  1,707,073
#*  First Solar, Inc...................................  96,345  4,873,130
*   Fiserv, Inc........................................  24,452  1,370,535
    FLIR Systems, Inc..................................  15,627    495,688
*   FormFactor, Inc....................................  63,834    411,091
    Forrester Research, Inc............................  16,811    631,085
*   Freescale Semiconductor, Ltd.......................   8,279    150,098
*   Frequency Electronics, Inc.........................   8,185     98,957
*   Gartner, Inc.......................................   8,459    594,921
*   Genpact, Ltd.......................................   6,410    108,778
*   GigOptix, Inc......................................   3,278      5,048
*   Global Cash Access Holdings, Inc...................  68,823    583,619
    Global Payments, Inc...............................   5,500    363,495
#   Globalscape, Inc...................................   2,198      8,023
*   GSE Systems, Inc...................................  26,843     46,975
*   GSI Group, Inc.....................................  36,710    396,101
*   GSI Technology, Inc................................  27,206    181,192
#*  GT Advanced Technologies, Inc......................  24,000    246,480
#*  Guidance Software, Inc.............................   9,803    105,774
#*  Guidewire Software, Inc............................     500     23,605
    Hackett Group, Inc. (The)..........................  41,738    246,254
*   Harmonic, Inc...................................... 120,507    790,526
    Harris Corp........................................   9,532    660,949
#   Heartland Payment Systems, Inc.....................   8,335    359,322
    Hewlett-Packard Co................................. 236,991  6,872,739
*   Hittite Microwave Corp.............................  13,900    797,165
*   Hutchinson Technology, Inc.........................  29,439    111,868

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    IAC/InterActiveCorp................................ 115,491 $8,088,990
*   ID Systems, Inc....................................  11,992     72,552
*   Identive Group, Inc................................  42,924     42,023
*   IEC Electronics Corp...............................   7,468     29,499
*   iGATE Corp.........................................  22,110    746,213
*   Ikanos Communications, Inc.........................   8,330      8,330
*   Imation Corp.......................................  39,287    188,970
*   Immersion Corp.....................................  21,510    251,667
#*  Infinera Corp......................................  82,316    717,796
*   Informatica Corp...................................   6,484    261,694
*   Ingram Micro, Inc. Class A......................... 149,359  3,736,962
*   Innodata, Inc......................................  21,458     62,014
*   Inphi Corp.........................................  23,122    265,441
*   Insight Enterprises, Inc...........................  64,391  1,358,650
*   Integrated Device Technology, Inc.................. 187,332  1,807,754
*   Integrated Silicon Solution, Inc...................  31,768    373,909
    Intel Corp......................................... 305,247  7,490,761
*   Intellicheck Mobilisa, Inc.........................   2,300      1,116
*   Interactive Intelligence Group, Inc................   7,937    602,736
#   InterDigital, Inc..................................   3,715    106,806
*   Internap Network Services Corp.....................  55,781    454,615
*   International Rectifier Corp.......................  83,537  2,172,797
*   Interphase Corp....................................   4,200     16,548
    Intersil Corp. Class A............................. 147,971  1,677,991
*   inTEST Corp........................................   2,202      8,522
*   Intevac, Inc.......................................  24,856    184,432
*   IntraLinks Holdings, Inc...........................  26,655    282,010
*   IntriCon Corp......................................   6,777     30,293
    Intuit, Inc........................................   5,892    431,589
#*  Inuvo, Inc.........................................   3,127      3,940
#*  IPG Photonics Corp.................................   9,261    619,283
*   Iteris, Inc........................................  13,000     29,380
#*  Itron, Inc.........................................  36,993  1,493,777
*   Ixia...............................................  55,569    710,728
    IXYS Corp..........................................  35,507    450,584
#   j2 Global, Inc.....................................  25,662  1,163,772
    Jabil Circuit, Inc.................................  51,771    930,325
    Jack Henry & Associates, Inc.......................  10,749    599,579
#*  JDS Uniphase Corp..................................  26,000    345,540
*   Juniper Networks, Inc.............................. 218,330  5,809,761
*   Kemet Corp.........................................  49,217    271,678
*   Key Tronic Corp....................................  11,045    115,973
    KLA-Tencor Corp....................................  11,000    676,170
#*  Kopin Corp.........................................  75,094    288,361
*   Kulicke & Soffa Industries, Inc....................  88,369  1,028,615
*   KVH Industries, Inc................................  18,537    244,318
*   Lam Research Corp..................................  47,402  2,399,015
*   Lattice Semiconductor Corp......................... 128,936    745,250
#   Leidos Holdings, Inc...............................  28,788  1,305,248
    Lexmark International, Inc. Class A................  66,659  2,612,366
*   LGL Group, Inc. (The)..............................   1,300      7,436
*   Limelight Networks, Inc............................  99,614    190,263
#   Linear Technology Corp.............................   3,740    166,580

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Lionbridge Technologies, Inc.......................  26,308 $   144,694
#*  Liquidity Services, Inc............................   1,243      29,546
    Littelfuse, Inc....................................  14,744   1,319,588
*   LoJack Corp........................................  26,126     103,459
    LSI Corp...........................................  52,348     577,398
*   LTX-Credence Corp..................................  54,157     463,042
#*  M/A-COM Technology Solutions Holdings, Inc.........   2,801      47,617
*   Magnachip Semiconductor Corp.......................  41,376     654,155
*   Management Network Group, Inc......................   1,166       3,556
*   Manhattan Associates, Inc..........................  35,640   1,201,781
#   ManTech International Corp. Class A................  26,394     768,065
#   Marchex, Inc. Class B..............................  28,607     267,762
    Marvell Technology Group, Ltd...................... 258,459   3,858,793
#*  Mattersight Corp...................................   2,773      15,972
*   Mattson Technology, Inc............................  53,844     159,917
    Maxim Integrated Products, Inc.....................  16,551     500,833
    MAXIMUS, Inc.......................................  36,062   1,527,947
#*  MaxLinear, Inc. Class A............................   7,390      75,821
#*  Maxwell Technologies, Inc..........................  31,255     255,041
#*  Measurement Specialties, Inc.......................  15,274     842,667
    Mentor Graphics Corp............................... 115,618   2,404,854
*   Mercury Systems, Inc...............................  36,698     392,669
#   Mesa Laboratories, Inc.............................   2,579     207,016
    Methode Electronics, Inc...........................  42,014   1,414,191
    Micrel, Inc........................................  58,395     582,782
#   Microchip Technology, Inc..........................  12,600     565,236
*   Micron Technology, Inc............................. 569,578  13,123,077
*   MICROS Systems, Inc................................  12,220     678,577
*   Microsemi Corp.....................................  91,858   2,153,152
    MKS Instruments, Inc...............................  62,355   1,878,756
#   MOCON, Inc.........................................   7,200     123,192
*   ModusLink Global Solutions, Inc....................  41,970     216,146
*   MoneyGram International, Inc.......................   3,779      69,912
*   Monolithic Power Systems, Inc......................  31,902   1,042,876
    Monotype Imaging Holdings, Inc.....................  34,236     998,664
#*  Monster Worldwide, Inc............................. 111,404     681,792
#*  MoSys, Inc.........................................  34,527     173,326
    Motorola Solutions, Inc............................   3,915     249,777
*   Move, Inc..........................................  21,403     302,638
    MTS Systems Corp...................................  11,683     821,665
*   Multi-Fineline Electronix, Inc.....................  22,775     314,295
*   Nanometrics, Inc...................................  24,084     407,983
*   NAPCO Security Technologies, Inc...................  11,790      85,949
    National Instruments Corp..........................  11,250     326,250
*   NCI, Inc. Class A..................................   7,471      49,682
*   NCR Corp...........................................  22,900     805,851
#*  NeoPhotonics Corp..................................   3,057      22,438
    NetApp, Inc........................................  24,000   1,016,160
#*  NETGEAR, Inc.......................................  33,758   1,077,218
#*  Netlist, Inc.......................................  10,407      16,131
*   Netscout Systems, Inc..............................  26,955     952,051
#*  NetSuite, Inc......................................   4,884     513,699
#*  NeuStar, Inc. Class A..............................   7,297     247,295

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Newport Corp.......................................  44,777 $  812,255
    NIC, Inc...........................................  15,484    336,622
*   Novatel Wireless, Inc..............................  39,494    105,449
#*  Nuance Communications, Inc.........................  22,798    349,493
#*  Numerex Corp. Class A..............................   5,996     80,047
    NVIDIA Corp........................................  38,551    605,251
*   Oclaro, Inc........................................  74,291    198,357
*   OmniVision Technologies, Inc.......................  64,775    996,887
#*  ON Semiconductor Corp..............................  56,713    474,121
*   Onvia, Inc.........................................     700      3,570
*   OpenTable, Inc.....................................     736     55,406
*   Oplink Communications, Inc.........................  26,521    449,001
    Optical Cable Corp.................................   6,626     25,974
*   OSI Systems, Inc...................................  15,752    912,513
#*  Pandora Media, Inc.................................   1,300     46,891
*   PAR Technology Corp................................  12,088     65,396
    Park Electrochemical Corp..........................  23,058    695,660
#*  Parkervision, Inc..................................   2,838     13,026
    PC Connection, Inc.................................  27,310    558,763
    PC-Tel, Inc........................................  23,419    192,270
*   PCM, Inc...........................................  12,900    129,000
*   PDF Solutions, Inc.................................  21,746    515,380
    Pegasystems, Inc...................................     446     20,266
    Perceptron, Inc....................................   9,285    143,082
*   Perficient, Inc....................................  34,541    709,127
*   Performance Technologies, Inc......................  10,667     39,681
*   Pericom Semiconductor Corp.........................  26,855    222,359
*   Photronics, Inc....................................  68,273    566,666
#*  Pixelworks, Inc....................................  12,700     69,088
#*  Planar Systems, Inc................................  16,655     41,804
    Plantronics, Inc...................................  28,049  1,204,144
*   Plexus Corp........................................  33,917  1,326,155
*   PLX Technology, Inc................................  37,157    224,800
*   PMC - Sierra, Inc.................................. 217,500  1,424,625
*   Polycom, Inc....................................... 117,441  1,401,071
    Power Integrations, Inc............................  14,548    861,678
*   PRGX Global, Inc...................................  27,966    186,254
#*  Procera Networks, Inc..............................  17,779    205,525
*   Progress Software Corp.............................  45,735  1,105,415
*   PROS Holdings, Inc.................................   7,157    272,038
*   PTC, Inc...........................................  13,187    470,512
#*  Pulse Electronics Corp.............................     600      1,824
    QAD, Inc. Class A..................................   8,223    149,576
#   QAD, Inc. Class B..................................   2,342     38,186
*   QLogic Corp........................................  99,091  1,146,483
    QUALCOMM, Inc......................................   4,826    358,186
*   Qualstar Corp......................................   6,493      7,727
#*  Quantum Corp.......................................  51,697     64,621
#*  QuickLogic Corp....................................  10,134     47,934
*   QuinStreet, Inc....................................   2,000     16,540
*   Qumu Corp..........................................  10,312    155,402
#*  Rackspace Hosting, Inc.............................     600     21,846
*   Radisys Corp.......................................  29,188     82,602

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Rainmaker Systems, Inc.............................   3,113 $      809
#*  Rambus, Inc........................................  64,753    576,949
*   RealNetworks, Inc..................................  37,272    271,340
*   Red Hat, Inc.......................................   6,300    355,950
*   Reis, Inc..........................................  11,179    198,986
*   Relm Wireless Corp.................................   7,900     26,544
#*  Remark Media, Inc..................................     844      4,245
*   Responsys, Inc.....................................  18,021    486,747
    RF Industries, Ltd.................................   7,730     51,173
*   RF Micro Devices, Inc.............................. 250,701  1,336,236
    Richardson Electronics, Ltd........................  15,984    184,296
*   Riverbed Technology, Inc...........................  14,550    286,926
*   Rofin-Sinar Technologies, Inc......................  27,404    633,032
*   Rogers Corp........................................  15,224    924,097
*   Rosetta Stone, Inc.................................  23,564    261,089
*   Rovi Corp..........................................  24,996    530,165
#*  Rubicon Technology, Inc............................  18,870    207,004
*   Rudolph Technologies, Inc..........................  36,006    395,706
*   Saba Software, Inc.................................  13,285    172,705
    SanDisk Corp.......................................  34,190  2,377,914
*   Sanmina Corp.......................................  98,198  1,641,871
*   Sapient Corp.......................................  41,048    657,999
*   ScanSource, Inc....................................  28,724  1,078,299
    Science Applications International Corp............   7,589    280,869
*   Seachange International, Inc.......................  38,662    462,398
    Seagate Technology P.L.C...........................  21,998  1,162,814
*   Selectica, Inc.....................................     628      4,396
*   Semtech Corp.......................................  41,469    945,908
#*  ServiceSource International, Inc...................   3,531     28,177
*   Sevcon, Inc........................................   1,971     14,802
*   ShoreTel, Inc......................................  50,584    389,497
*   Sigma Designs, Inc.................................  38,527    180,692
#*  Silicon Graphics International Corp................  14,772    192,184
*   Silicon Image, Inc.................................  80,653    450,850
*   Silicon Laboratories, Inc..........................  20,030    946,217
*   Skyworks Solutions, Inc............................  27,122    820,440
#*  Smith Micro Software, Inc..........................  38,073     60,917
#*  SMTC Corp..........................................   4,872     10,524
*   SolarWinds, Inc....................................  12,382    493,918
    Solera Holdings, Inc...............................   6,600    441,078
*   Sonus Networks, Inc................................ 319,853    959,559
#*  Spansion, Inc. Class A.............................  62,265    933,975
#*  Spark Networks, Inc................................  10,005     57,329
#*  Speed Commerce, Inc................................  27,494    109,976
*   SS&C Technologies Holdings, Inc....................  71,765  2,785,917
*   Stamps.com, Inc....................................  12,830    506,272
*   StarTek, Inc.......................................  15,566     99,155
#*  Stratasys, Ltd.....................................  14,377  1,733,291
#*  SunEdison, Inc..................................... 206,218  2,868,492
#*  SunPower Corp...................................... 136,646  4,421,865
*   Super Micro Computer, Inc..........................  48,163    990,231
*   Supertex, Inc......................................  13,088    349,450
*   support.com, Inc...................................  50,034    135,092

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.............................  51,451 $1,078,413
    Symantec Corp......................................  22,610    484,080
#*  Synaptics, Inc.....................................  17,883  1,043,652
#*  Synchronoss Technologies, Inc......................   2,248     59,932
*   SYNNEX Corp........................................  42,692  2,397,156
*   Synopsys, Inc......................................  31,373  1,250,528
#*  Syntel, Inc........................................   4,100    345,425
*   Take-Two Interactive Software, Inc.................  62,203  1,193,054
    TE Connectivity, Ltd...............................  20,820  1,176,538
*   Tech Data Corp.....................................  51,682  2,786,693
*   TeleCommunication Systems, Inc. Class A............  58,380    132,523
*   Telenav, Inc.......................................  46,415    301,698
*   TeleTech Holdings, Inc.............................  34,566    754,230
#*  Teradata Corp......................................   2,900    119,248
#*  Teradyne, Inc......................................  73,504  1,382,610
    Tessco Technologies, Inc...........................  10,869    361,829
    Tessera Technologies, Inc..........................  58,211  1,155,488
*   TheStreet, Inc.....................................  29,582     80,463
#*  TIBCO Software, Inc................................  10,754    228,953
    Total System Services, Inc.........................  13,567    405,382
    Transact Technologies, Inc.........................   7,182     85,322
*   Trimble Navigation, Ltd............................  14,440    466,845
*   Trio Tech International............................   2,616      8,319
*   TriQuint Semiconductor, Inc........................ 184,523  1,531,541
*   TSR, Inc...........................................     722      2,159
*   TTM Technologies, Inc..............................  89,284    715,165
*   Tyler Technologies, Inc............................  14,547  1,533,981
*   Ultimate Software Group, Inc.......................   2,149    350,781
*   Ultra Clean Holdings...............................  25,665    293,351
*   Ultratech, Inc.....................................  21,900    554,070
*   Unisys Corp........................................  11,891    407,505
    United Online, Inc.................................  15,283    185,077
#*  Unwired Planet, Inc................................  71,539    119,470
#*  USA Technologies, Inc..............................   1,583      3,451
*   UTStarcom Holdings Corp............................  13,432     36,132
#*  Veeco Instruments, Inc.............................  37,673  1,431,951
*   VeriFone Systems, Inc..............................  25,658    744,339
*   Verint Systems, Inc................................   6,025    273,776
#*  VeriSign, Inc......................................   7,900    464,125
#*  ViaSat, Inc........................................  24,715  1,470,790
#*  Viasystems Group, Inc..............................  17,945    234,362
*   Vicon Industries, Inc..............................   1,600      6,560
*   Video Display Corp.................................   6,495     24,616
*   Virtusa Corp.......................................  30,447  1,043,723
    Visa, Inc. Class A.................................  37,703  8,122,357
#*  Vishay Intertechnology, Inc........................ 169,836  2,306,373
*   Vishay Precision Group, Inc........................  17,886    254,697
#*  VistaPrint NV......................................   7,396    361,516
#*  Vocus, Inc.........................................   2,100     25,662
#*  Vringo, Inc........................................     900      3,861
    Wayside Technology Group, Inc......................   4,672     65,922
#*  Web.com Group, Inc.................................  29,853  1,009,031
#*  WebMD Health Corp..................................   9,690    464,151

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Westell Technologies, Inc. Class A.................  54,239 $    203,396
    Western Digital Corp............................... 122,881   10,588,656
*   WEX, Inc...........................................  15,860    1,306,230
    Xerox Corp......................................... 731,469    7,936,439
    Xilinx, Inc........................................  17,283      802,277
*   XO Group, Inc......................................  33,845      410,540
    Xyratex, Ltd.......................................  32,545      429,919
*   Yahoo!, Inc........................................  90,899    3,274,182
*   Zebra Technologies Corp. Class A...................  25,464    1,399,501
*   Zix Corp...........................................  31,988      143,626
*   Zygo Corp..........................................  22,493      315,577
#*  Zynga, Inc. Class A................................ 243,950    1,073,380
                                                                ------------
Total Information Technology...........................          404,734,367
                                                                ------------
Materials -- (5.3%)
    A Schulman, Inc....................................  32,206    1,094,038
*   AEP Industries, Inc................................   4,480      197,299
    Air Products & Chemicals, Inc......................   6,000      630,840
    Airgas, Inc........................................   7,100      733,004
    Albemarle Corp.....................................  12,074      774,909
#   Alcoa, Inc......................................... 555,703    6,396,142
#   Allegheny Technologies, Inc........................ 102,067    3,208,987
#*  Allied Nevada Gold Corp............................   2,500       12,275
#*  AM Castle & Co.....................................  25,873      354,978
    AMCOL International Corp...........................  22,034      750,698
*   American Biltrite, Inc.............................      22        9,163
*   American Pacific Corp..............................   7,586      352,218
    American Vanguard Corp.............................  28,100      653,044
#   Aptargroup, Inc....................................  13,500      861,300
*   Arabian American Development Co....................  17,071      194,609
    Ashland, Inc.......................................  54,786    5,084,689
    Avery Dennison Corp................................  16,643      820,001
    Axiall Corp........................................  33,004    1,316,860
    Balchem Corp.......................................   8,962      488,608
    Ball Corp..........................................  12,700      650,113
    Bemis Co., Inc.....................................  49,227    1,895,732
#   Cabot Corp.........................................  61,093    2,973,396
*   Calgon Carbon Corp.................................  37,204      755,613
    Carpenter Technology Corp..........................  14,069      817,550
    Celanese Corp. Series A............................   7,096      359,341
*   Century Aluminum Co................................ 107,942    1,259,683
    CF Industries Holdings, Inc........................   2,563      591,694
    Chase Corp.........................................   8,818      278,825
*   Chemtura Corp...................................... 103,367    2,592,444
*   Clearwater Paper Corp..............................  22,678    1,291,512
#   Cliffs Natural Resources, Inc...................... 139,862    2,702,134
*   Coeur Mining, Inc.................................. 100,299    1,018,035
    Commercial Metals Co............................... 134,148    2,556,861
#   Compass Minerals International, Inc................   3,600      283,032
*   Contango ORE, Inc..................................   1,008       11,088
*   Continental Materials Corp.........................      73        1,581
#*  Core Molding Technologies, Inc.....................   8,483      103,917
*   Crown Holdings, Inc................................   6,500      267,150

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U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Cytec Industries, Inc..............................  44,664 $4,018,420
    Deltic Timber Corp.................................   6,776    435,765
    Domtar Corp........................................  36,566  3,927,554
    Dow Chemical Co. (The).............................  88,875  4,044,701
    Eagle Materials, Inc...............................  35,734  2,814,053
    Eastman Chemical Co................................  14,287  1,113,815
    Ecolab, Inc........................................   9,795    984,789
    EI du Pont de Nemours & Co.........................   1,400     85,414
*   Ferro Corp.........................................  93,371  1,174,607
#*  Flotek Industries, Inc.............................   3,249     69,886
    FMC Corp...........................................  10,200    720,426
    Freeport-McMoRan Copper & Gold, Inc................ 110,370  3,577,092
#   Friedman Industries, Inc...........................  10,403     86,657
#   FutureFuel Corp....................................  47,119    770,867
#*  General Moly, Inc..................................  85,417    110,188
    Globe Specialty Metals, Inc........................  24,125    421,705
#*  Golden Minerals Co.................................  12,619     10,262
*   Graphic Packaging Holding Co....................... 340,196  3,231,862
    Greif, Inc. Class A................................  12,716    643,811
#   Greif, Inc. Class B................................   8,346    463,286
    Hawkins, Inc.......................................  10,342    364,142
    Haynes International, Inc..........................  13,044    667,070
    HB Fuller Co.......................................  44,500  2,072,810
*   Headwaters, Inc....................................  58,852    654,434
#   Hecla Mining Co.................................... 310,378    940,445
#*  Horsehead Holding Corp.............................  53,831    824,691
    Huntsman Corp...................................... 114,685  2,513,895
    Innophos Holdings, Inc.............................  20,019    934,287
    Innospec, Inc......................................  18,013    771,677
    International Flavors & Fragrances, Inc............   1,827    158,364
    International Paper Co.............................  67,274  3,211,661
#*  Intrepid Potash, Inc...............................  27,179    399,531
#   Kaiser Aluminum Corp...............................  21,204  1,480,251
*   KapStone Paper and Packaging Corp..................  96,958  2,711,915
    KMG Chemicals, Inc.................................  12,211    191,224
    Koppers Holdings, Inc..............................   5,119    202,201
*   Kraton Performance Polymers, Inc...................  36,759    919,343
#   Kronos Worldwide, Inc..............................  23,380    361,922
*   Landec Corp........................................  29,248    314,416
*   Louisiana-Pacific Corp............................. 148,940  2,610,918
*   LSB Industries, Inc................................  18,179    601,907
    LyondellBasell Industries NV Class A...............  10,566    832,178
#   Martin Marietta Materials, Inc.....................   5,997    653,733
    Materion Corp......................................  23,985    637,281
#*  McEwen Mining, Inc................................. 189,521    492,755
    MeadWestvaco Corp..................................  99,011  3,571,327
*   Mercer International, Inc..........................  55,537    518,716
    Minerals Technologies, Inc.........................  34,080  1,761,254
#*  Mines Management, Inc..............................   9,985      7,688
    Mosaic Co. (The)...................................  21,981    981,671
    Myers Industries, Inc..............................  37,755    723,008
    Neenah Paper, Inc..................................  16,629    722,364
#   NewMarket Corp.....................................   1,500    502,290

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Newmont Mining Corp................................  15,800 $  341,280
    Noranda Aluminum Holding Corp......................  30,896    100,721
*   Northern Technologies International Corp...........   3,755     69,167
    Nucor Corp.........................................  23,318  1,127,425
#   Olin Corp..........................................  81,860  2,104,621
    Olympic Steel, Inc.................................  12,310    340,864
#*  OM Group, Inc......................................  36,502  1,180,475
*   OMNOVA Solutions, Inc..............................  50,419    455,788
*   Owens-Illinois, Inc................................  23,179    742,655
    Packaging Corp. of America.........................  21,228  1,371,329
*   Penford Corp.......................................  11,940    147,817
    PH Glatfelter Co...................................  47,126  1,460,435
    PolyOne Corp.......................................  78,982  2,808,600
    PPG Industries, Inc................................   3,826    697,709
    Quaker Chemical Corp...............................  13,900    960,629
    Reliance Steel & Aluminum Co.......................  70,931  4,961,623
*   Resolute Forest Products, Inc......................  25,207    486,495
    Rock Tenn Co. Class A..............................  38,374  3,894,194
    Rockwood Holdings, Inc.............................  16,722  1,145,959
#   Royal Gold, Inc....................................  11,268    630,332
    RPM International, Inc.............................  30,156  1,196,289
#*  RTI International Metals, Inc......................  33,542  1,043,827
#   Schnitzer Steel Industries, Inc. Class A...........  30,078    794,661
    Schweitzer-Mauduit International, Inc..............  31,776  1,465,827
    Scotts Miracle-Gro Co. (The) Class A...............   5,700    338,523
    Sealed Air Corp.................................... 172,201  5,370,949
#*  Senomyx, Inc.......................................  18,977    150,677
    Sensient Technologies Corp.........................  49,181  2,405,935
    Sherwin-Williams Co. (The).........................   1,508    276,356
    Sigma-Aldrich Corp.................................   6,719    624,665
#   Silgan Holdings, Inc...............................   8,035    368,244
#*  Silver Bull Resources, Inc.........................   3,700      1,221
*   Solitario Exploration & Royalty Corp...............   1,300      1,287
    Sonoco Products Co.................................  13,000    537,940
    Steel Dynamics, Inc................................ 215,289  3,552,269
    Stepan Co..........................................  14,000    887,460
*   Stillwater Mining Co............................... 135,749  1,702,292
*   SunCoke Energy, Inc................................  74,371  1,649,549
    Synalloy Corp......................................   8,022    122,656
*   Texas Industries, Inc..............................  25,441  1,913,672
    Tredegar Corp......................................  22,267    551,999
    Tronox, Ltd. Class A...............................  15,816    347,319
*   United States Lime & Minerals, Inc.................   5,495    299,752
#   United States Steel Corp........................... 141,607  3,697,359
*   Universal Stainless & Alloy Products, Inc..........   8,014    254,364
#   Valhi, Inc.........................................  24,600    348,090
    Valspar Corp. (The)................................  25,504  1,792,421
#*  Verso Paper Corp...................................   1,365      4,095
#   Vulcan Materials Co................................  75,124  4,637,405
#   Walter Energy, Inc.................................  61,308    696,459
    Wausau Paper Corp..................................  55,527    758,499
    Westlake Chemical Corp.............................  46,688  5,674,460
    Worthington Industries, Inc........................  59,393  2,407,792

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
*   WR Grace & Co......................................   7,182 $    677,406
    Zep, Inc...........................................  22,827      366,145
*   Zoltek Cos., Inc...................................  38,977      650,916
                                                                ------------
Total Materials........................................          179,956,790
                                                                ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......   6,039           --
o*  FRD Acquisition Co Escrow Shares...................  14,091           --
o*  Gerber Scientific, Inc. Escrow Shares..............  24,204           --
o*  Softbrands, Inc. Escrow Shares.....................   5,800           --
                                                                ------------
Total Other............................................                   --
                                                                ------------
Real Estate Investment Trusts -- (0.1%)
#   Gaming and Leisure Properties, Inc.................  29,724    1,031,423
    Parkway Properties, Inc............................  20,542      364,415
                                                                ------------
Total Real Estate Investment Trusts....................            1,395,838
                                                                ------------
Telecommunication Services -- (1.6%)
#*  Alaska Communications Systems Group, Inc...........   5,797       12,637
#   Alteva.............................................   5,727       47,820
    AT&T, Inc.......................................... 570,322   19,003,129
    Atlantic Tele-Network, Inc.........................  15,302      891,341
*   Boingo Wireless, Inc...............................   3,589       21,713
*   Cbeyond, Inc.......................................  31,959      232,022
    CenturyLink, Inc...................................  95,717    2,762,393
*   Cincinnati Bell, Inc...............................  48,400      167,464
    Cogent Communications Group, Inc...................   1,455       60,193
    Consolidated Communications Holdings, Inc..........  31,795      622,546
#   Frontier Communications Corp....................... 821,458    3,860,853
*   General Communication, Inc. Class A................  47,166      458,925
#*  Hawaiian Telcom Holdco, Inc........................   2,120       57,537
    HickoryTech Corp...................................  12,468      178,417
    IDT Corp. Class B..................................  19,006      323,102
    Inteliquent, Inc...................................  35,628      413,285
#*  Iridium Communications, Inc........................  78,908      500,277
*   Leap Wireless International, Inc...................  39,583      694,682
#*  Level 3 Communications, Inc........................  11,404      366,068
    Lumos Networks Corp................................  18,560      352,826
#*  NII Holdings, Inc..................................  10,211       30,735
    NTELOS Holdings Corp...............................  10,981      180,198
*   ORBCOMM, Inc.......................................  49,673      342,744
*   Premiere Global Services, Inc......................  55,230      602,007
#   PTGi Holding, Inc..................................   3,645       13,389
#*  SBA Communications Corp. Class A...................   3,000      278,250
    Shenandoah Telecommunications Co...................  26,464      664,246
#*  Sprint Corp........................................ 172,026    1,422,655
*   Straight Path Communications, Inc. Class B.........   9,503       78,305
#   T-Mobile US, Inc...................................  37,030    1,132,007
    Telephone & Data Systems, Inc......................  98,813    2,669,927
*   tw telecom, Inc....................................   6,182      182,122
#   United States Cellular Corp........................  27,886    1,235,071
    USA Mobility, Inc..................................  25,579      364,757

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
    Verizon Communications, Inc........................ 219,736 $10,551,723
*   Vonage Holdings Corp............................... 241,650   1,114,006
#   Windstream Holdings, Inc........................... 204,149   1,527,035
                                                                -----------
Total Telecommunication Services.......................          53,416,407
                                                                -----------
Utilities -- (1.0%)
    AES Corp........................................... 172,199   2,421,118
    AGL Resources, Inc.................................  10,844     518,126
    ALLETE, Inc........................................  10,955     547,531
    Alliant Energy Corp................................      53       2,754
    American States Water Co...........................  10,468     297,291
#   Aqua America, Inc..................................  15,907     380,973
    Artesian Resources Corp. Class A...................   2,239      50,400
    Atmos Energy Corp..................................   8,582     412,022
#   Avista Corp........................................  16,380     472,235
    Black Hills Corp...................................  12,064     661,469
#*  Cadiz, Inc.........................................   2,750      20,873
    California Water Service Group.....................  13,678     318,561
*   Calpine Corp.......................................  62,871   1,193,292
    Chesapeake Utilities Corp..........................   3,436     202,209
    Cleco Corp.........................................   6,815     332,981
    CMS Energy Corp....................................  17,300     480,767
    Connecticut Water Service, Inc.....................   3,934     132,576
#   Consolidated Water Co., Ltd........................  17,333     222,902
#   Delta Natural Gas Co., Inc.........................   1,858      38,684
#*  Dynegy, Inc........................................   8,448     172,001
    El Paso Electric Co................................  10,875     396,176
    Empire District Electric Co. (The).................  11,620     266,679
#   Gas Natural, Inc...................................   1,949      17,872
*   Genie Energy, Ltd. Class B.........................  22,104     221,040
    Great Plains Energy, Inc...........................  13,461     332,217
#   Hawaiian Electric Industries, Inc..................  11,243     292,543
#   IDACORP, Inc.......................................  10,519     554,667
    Integrys Energy Group, Inc.........................   7,049     383,043
#   ITC Holdings Corp..................................   4,784     495,144
    Laclede Group, Inc. (The)..........................   8,461     388,275
    MDU Resources Group, Inc...........................   6,672     213,771
#   MGE Energy, Inc....................................   6,319     359,804
    Middlesex Water Co.................................   7,850     156,215
#   National Fuel Gas Co...............................   2,800     211,008
    New Jersey Resources Corp..........................  11,097     506,023
    Northeast Utilities................................  15,733     689,105
#   Northwest Natural Gas Co...........................   6,831     283,896
    NorthWestern Corp..................................  10,200     461,142
    NRG Energy, Inc.................................... 195,195   5,436,181
    OGE Energy Corp....................................  10,600     361,142
#   Ormat Technologies, Inc............................  37,313     919,765
#   Otter Tail Corp....................................   9,700     270,048
#   Pepco Holdings, Inc................................   1,371      26,639
    Piedmont Natural Gas Co., Inc......................   8,312     274,462
    Pinnacle West Capital Corp.........................   7,400     389,462
    PNM Resources, Inc.................................  21,795     537,247
    Portland General Electric Co.......................  15,058     454,450

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
      Public Service Enterprise Group, Inc.........     40,174 $    1,339,401
      Questar Corp.................................     39,630        924,172
      RGC Resources, Inc...........................        400          7,552
      SJW Corp.....................................     18,956        542,331
      South Jersey Industries, Inc.................      8,799        469,339
      Southwest Gas Corp...........................     11,456        615,531
#     TECO Energy, Inc.............................     20,582        337,133
      UGI Corp.....................................    113,033      4,904,502
#     UIL Holdings Corp............................     14,372        555,765
      Unitil Corp..................................      5,773        175,730
#     UNS Energy Corp..............................     11,471        686,884
      Vectren Corp.................................      7,293        266,340
#     Westar Energy, Inc...........................     11,100        368,187
      WGL Holdings, Inc............................      7,585        286,561
      York Water Co................................      4,020         81,887
                                                               --------------
Total Utilities....................................                35,338,096
                                                               --------------
TOTAL COMMON STOCKS................................             2,982,847,326
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights...      2,758             --
o*    Community Health Systems, Inc. Rights
        01/04/16...................................     21,176            847
o*    LGL Group Inc (The) Warrants 08/06/18........      6,500            456
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................     15,504             --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14...................................        339             --
o*    Tejon Ranch Co. Warrants 08/31/16............      2,579         10,445
o*    U.S. Concrete, Inc. Warrants Class A 08/31/17        567          2,495
o*    U.S. Concrete, Inc. Warrants Class B 08/31/17        567          1,616
TOTAL RIGHTS/WARRANTS..............................                    15,859
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.060%..................................... 11,721,140     11,721,140
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
SECURITIES LENDING COLLATERAL -- (11.8%)
(S)@  DFA Short Term Investment Fund............... 34,569,051    399,963,923
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,418,132,701)^^..........................            $3,394,548,248
                                                               ==============

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  428,210,257 $     19,669   --    $  428,229,926
   Consumer Staples................    141,153,662           --   --       141,153,662
   Energy..........................    338,696,913           --   --       338,696,913
   Financials......................    719,717,942        2,017   --       719,719,959
   Health Care.....................    257,984,318       39,285   --       258,023,603
   Industrials.....................    422,181,280          485   --       422,181,765
   Information Technology..........    404,734,367           --   --       404,734,367
   Materials.......................    179,956,790           --   --       179,956,790
   Other...........................             --           --   --                --
   Real Estate Investment Trusts...      1,395,838           --   --         1,395,838
   Telecommunication Services......     53,416,407           --   --        53,416,407
   Utilities.......................     35,338,096           --   --        35,338,096
Rights/Warrants....................             --       15,859   --            15,859
Temporary Cash Investments.........     11,721,140           --   --        11,721,140
Securities Lending Collateral......             --  399,963,923   --       399,963,923
                                    -------------- ------------   --    --------------
TOTAL.............................. $2,994,507,010 $400,041,238   --    $3,394,548,248
                                    ============== ============   ==    ==============

                           U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (82.8%)
Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A.................... 183,902 $   926,866
#   Aaron's, Inc....................................... 416,938  11,211,463
#*  Aeropostale, Inc................................... 446,342   3,146,711
#   AH Belo Corp. Class A..............................  77,765     621,342
#*  ALCO Stores, Inc...................................   5,784      52,577
    Ambassadors Group, Inc.............................  59,882     297,614
#   AMCON Distributing Co..............................   2,169     184,365
#*  America's Car-Mart, Inc............................  44,725   1,724,149
#*  American Apparel, Inc.............................. 120,400     118,738
#*  American Axle & Manufacturing Holdings, Inc........ 447,543   8,333,251
#*  American Public Education, Inc..................... 110,166   4,663,327
#*  ANN, Inc........................................... 333,258  10,777,564
*   Apollo Education Group, Inc. Class A............... 291,949   9,427,033
    Arctic Cat, Inc....................................  86,433   3,659,573
    Ark Restaurants Corp...............................  17,030     371,084
#*  Asbury Automotive Group, Inc....................... 203,280   9,558,226
#*  Ascent Capital Group, Inc. Class A.................  65,254   4,668,924
*   Ballantyne Strong, Inc.............................  61,400     292,264
#*  Bally Technologies, Inc............................ 235,969  17,301,247
#*  Barnes & Noble, Inc................................ 325,477   4,387,430
    Bassett Furniture Industries, Inc.................. 149,390   2,106,399
#   Beasley Broadcasting Group, Inc. Class A...........  68,353     624,746
#*  Beazer Homes USA, Inc..............................  58,798   1,323,543
#   bebe stores, Inc................................... 458,595   2,279,217
    Big 5 Sporting Goods Corp.......................... 143,194   2,457,209
#*  Big Lots, Inc...................................... 370,015   9,912,702
*   Biglari Holdings, Inc..............................   8,192   3,579,576
#*  BJ's Restaurants, Inc.............................. 171,556   4,865,328
#*  Black Diamond, Inc.................................  30,200     321,630
#*  Blue Nile, Inc.....................................  71,331   3,071,513
#   Blyth, Inc.........................................  86,532     811,670
#   Bob Evans Farms, Inc............................... 175,700   8,828,925
#*  Body Central Corp..................................  66,031     225,826
#   Bon-Ton Stores, Inc. (The)......................... 121,759   1,308,909
*   Books-A-Million, Inc...............................  45,236     104,495
    Bowl America, Inc. Class A.........................  10,705     156,239
#*  Boyd Gaming Corp................................... 216,777   2,289,165
*   Bravo Brio Restaurant Group, Inc...................  67,826   1,013,320
#*  Bridgepoint Education, Inc......................... 251,787   4,376,058
    Brinker International, Inc......................... 322,412  15,591,844
*   Brookfield Residential Properties, Inc.............   8,038     181,820
    Brown Shoe Co., Inc................................ 278,779   6,601,487
    Brunswick Corp.....................................  85,883   3,560,709
#   Buckle, Inc. (The)................................. 256,014  11,346,541
#*  Buffalo Wild Wings, Inc............................ 118,248  16,774,661
*   Build-A-Bear Workshop, Inc.........................  70,475     615,247
#*  Cabela's, Inc...................................... 231,863  15,502,360
#*  Cache, Inc.........................................  60,569     306,479
#*  Caesars Entertainment Corp.........................  58,067   1,278,055
#   Callaway Golf Co................................... 451,095   3,685,446
*   Cambium Learning Group, Inc........................ 118,479     225,110

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Canterbury Park Holding Corp.......................  12,913 $   144,755
#   Capella Education Co...............................  76,187   4,753,307
#*  Career Education Corp.............................. 341,390   1,857,162
*   Carmike Cinemas, Inc............................... 140,840   3,818,172
#   Carriage Services, Inc............................. 141,558   3,029,341
#*  Carrols Restaurant Group, Inc...................... 141,312     860,590
    Cato Corp. (The) Class A........................... 161,274   4,509,221
#*  Cavco Industries, Inc..............................  33,573   2,622,723
    CEC Entertainment, Inc............................. 105,245   5,679,020
#*  Central European Media Enterprises, Ltd. Class A...  62,031     184,232
#*  Charles & Colvard, Ltd.............................  89,032     349,005
#   Cheesecake Factory, Inc. (The)..................... 366,132  16,307,519
    Cherokee, Inc......................................  37,689     515,962
    Chico's FAS, Inc................................... 160,368   2,662,109
*   Children's Place Retail Stores, Inc. (The)......... 148,988   7,847,198
#   Choice Hotels International, Inc...................  68,406   3,319,743
*   Christopher & Banks Corp........................... 138,204     986,777
    Churchill Downs, Inc...............................  91,105   8,118,367
*   Chuy's Holdings, Inc...............................   3,201     115,620
#*  Citi Trends, Inc...................................  65,816   1,053,056
#*  Coast Distribution System (The)....................  43,930     159,686
#*  Cobra Electronics Corp.............................  27,771      89,978
#*  Coldwater Creek, Inc...............................  53,628      47,193
#   Collectors Universe, Inc...........................  56,999   1,139,410
#   Columbia Sportswear Co............................. 155,559  11,565,812
#*  Comstock Holding Cos., Inc.........................   3,000       5,670
#*  Conn's, Inc........................................ 244,145  14,822,043
    Cooper Tire & Rubber Co............................ 328,229   7,680,559
    Core-Mark Holding Co., Inc.........................  64,766   4,899,548
#*  Corinthian Colleges, Inc........................... 258,182     379,528
*   Costa, Inc.........................................  58,637   1,260,109
    Cracker Barrel Old Country Store, Inc.............. 144,126  14,269,915
*   Crocs, Inc......................................... 527,969   8,104,324
#*  Crown Media Holdings, Inc. Class A.................  59,117     180,898
    CSS Industries, Inc................................  26,600     712,880
#   CST Brands, Inc.................................... 297,110   9,486,722
    CTC Media, Inc..................................... 708,403   8,118,298
#   Culp, Inc..........................................  43,449     878,104
*   Cumulus Media, Inc. Class A........................ 917,648   6,139,065
#*  Daily Journal Corp.................................     200      32,020
#   Dana Holding Corp.................................. 440,945   8,342,679
#*  Deckers Outdoor Corp............................... 216,191  16,852,088
*   Del Frisco's Restaurant Group, Inc.................   4,656     107,088
#*  dELiA*s, Inc.......................................  26,901      19,907
*   Delta Apparel, Inc.................................  15,317     247,829
#   Destination Maternity Corp.........................  73,808   1,980,269
#*  Destination XL Group, Inc.......................... 276,757   1,488,953
#   DeVry Education Group, Inc......................... 210,504   7,607,615
*   DGSE Cos., Inc.....................................   5,479      11,396
#*  Digital Generation, Inc............................ 164,347   2,218,685
    DineEquity, Inc.................................... 114,061   8,875,086
*   Dixie Group, Inc. (The)............................ 107,711   1,488,566
#*  Dorman Products, Inc............................... 207,870  10,842,499

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
#*   Dover Downs Gaming & Entertainment, Inc............  44,469 $    70,261
     Dover Motorsports, Inc.............................  56,312     131,207
#*   DreamWorks Animation SKG, Inc. Class A............. 360,816  12,173,932
     Drew Industries, Inc............................... 143,462   6,899,088
#    Educational Development Corp.......................  15,090      54,022
     Einstein Noah Restaurant Group, Inc................  83,066   1,267,587
*    ELXSI Corp.........................................   1,800      17,100
*    Emerson Radio Corp................................. 197,300     430,114
*    Emmis Communications Corp. Class A.................  69,814     206,999
#*   Empire Resorts, Inc................................  28,662     173,692
#*   Entercom Communications Corp. Class A.............. 106,611   1,005,342
#*   Entertainment Gaming Asia, Inc.....................   4,182       4,893
#    Entravision Communications Corp. Class A........... 377,740   2,277,772
#    Escalade, Inc......................................  39,965     475,184
#    Ethan Allen Interiors, Inc......................... 171,508   4,328,862
#*   Ever-Glory International Group, Inc................   1,580       8,137
*    EW Scripps Co. Class A............................. 268,119   4,936,071
*    Express, Inc....................................... 544,739   9,434,879
o#*  FAB Universal Corp.................................   7,689      23,605
*    Famous Dave's Of America, Inc......................  29,128     489,642
#*   Federal-Mogul Corp................................. 199,190   3,561,517
*    Fiesta Restaurant Group, Inc....................... 162,831   6,996,848
*    Fifth & Pacific Cos., Inc.......................... 201,029   5,769,532
     Finish Line, Inc. (The) Class A.................... 321,106   8,236,369
*    Five Below, Inc....................................  10,800     395,820
#*   Flanigan's Enterprises, Inc........................   5,380      78,198
#    Flexsteel Industries, Inc..........................  26,335     811,908
     Fred's, Inc. Class A............................... 190,680   3,333,086
#    Frisch's Restaurants, Inc..........................  20,810     524,412
#*   FTD Cos., Inc...................................... 118,745   3,681,095
#*   Fuel Systems Solutions, Inc........................  79,811     980,877
*    Full House Resorts, Inc............................  61,041     148,330
#*   G-III Apparel Group, Ltd........................... 132,163   9,247,445
*    Gaiam, Inc. Class A................................  57,070     387,505
#*   Gaming Partners International Corp.................   8,434      68,906
#*   Geeknet, Inc.......................................  12,204     217,109
#*   Genesco, Inc....................................... 152,882  10,735,374
*    Gentherm, Inc...................................... 208,146   5,303,560
     Gordmans Stores, Inc...............................  40,554     292,800
#*   Grand Canyon Education, Inc........................ 300,299  13,159,102
*    Gray Television, Inc............................... 313,401   3,566,503
#*   Gray Television, Inc. Class A......................  25,939     240,973
#    Group 1 Automotive, Inc............................ 162,046   9,905,872
#    Guess?, Inc........................................ 372,071  10,436,592
*    Hampshire Group, Ltd...............................   8,000      26,400
#*   Harris Interactive, Inc............................ 907,213   1,841,642
#    Harte-Hanks, Inc................................... 288,683   1,977,479
     Hastings Entertainment, Inc........................  42,003      82,326
     Haverty Furniture Cos., Inc........................ 120,410   3,349,806
#    Haverty Furniture Cos., Inc. Class A...............   3,785     106,207
#*   Helen of Troy, Ltd................................. 179,136   9,859,645
*    Here Media, Inc....................................  22,918           2
*    Here Media, Inc. Special Shares....................  22,918           2

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  hhgregg, Inc....................................... 155,532 $ 1,284,694
#*  Hibbett Sports, Inc................................ 167,421  10,046,934
#   Hillenbrand, Inc................................... 386,153  10,453,162
#*  HomeAway, Inc......................................  60,730   2,481,428
#   Hooker Furniture Corp..............................  42,269     640,375
#*  Hovnanian Enterprises, Inc. Class A................  27,841     167,881
    HSN, Inc........................................... 164,521   9,010,815
#*  Iconix Brand Group, Inc............................ 343,594  12,781,697
*   Insignia Systems, Inc..............................  15,351      42,062
#   International Speedway Corp. Class A............... 142,587   4,786,646
#   Interval Leisure Group, Inc........................ 347,015   9,161,196
#*  iRobot Corp........................................ 184,514   6,520,725
#*  Isle of Capri Casinos, Inc.........................  77,559     741,464
#*  ITT Educational Services, Inc...................... 105,162   3,091,763
*   Jack in the Box, Inc............................... 281,474  14,234,140
*   Jaclyn, Inc........................................   2,235      12,516
#   JAKKS Pacific, Inc.................................  62,792     361,682
*   Jamba, Inc.........................................     861      10,995
#   John Wiley & Sons, Inc. Class A....................  13,586     735,546
    Johnson Outdoors, Inc. Class A.....................  26,933     640,197
    Jones Group, Inc. (The)............................ 456,569   6,734,393
#*  Jos A Bank Clothiers, Inc.......................... 148,016   8,321,460
*   Journal Communications, Inc. Class A............... 282,444   2,251,079
*   K12, Inc........................................... 150,365   3,300,512
#   KB Home............................................ 549,208  10,621,683
#*  Kid Brands, Inc.................................... 195,908     188,072
*   Kirkland's, Inc.................................... 112,456   2,117,546
*   Kona Grill, Inc....................................  46,335     727,923
    Koss Corp..........................................  25,262     147,277
#*  Krispy Kreme Doughnuts, Inc........................ 432,918   7,467,836
    La-Z-Boy, Inc...................................... 334,121   8,994,537
#*  Lakeland Industries, Inc...........................  21,528     141,008
*   Lazare Kaplan International, Inc...................   9,600      13,728
#*  LeapFrog Enterprises, Inc.......................... 267,867   1,907,213
#*  Learning Tree International, Inc...................  40,081     134,271
*   Libbey, Inc........................................  87,962   1,894,701
*   Liberty Media Corp. Class B........................     859     113,332
#*  Life Time Fitness, Inc............................. 280,314  11,537,724
    Lifetime Brands, Inc...............................  53,058     818,154
#*  LIN Media LLC Class A.............................. 206,520   5,103,109
#   Lincoln Educational Services Corp..................  75,737     330,971
    Lithia Motors, Inc. Class A........................ 153,695   8,651,492
*   Live Nation Entertainment, Inc..................... 568,208  12,085,784
*   Loral Space & Communications, Inc.................. 111,849   8,315,973
#*  Luby's, Inc........................................ 245,262   1,601,561
#*  Lumber Liquidators Holdings, Inc................... 166,992  14,860,618
*   M/I Homes, Inc..................................... 110,143   2,708,416
    Marcus Corp. (The).................................  86,567   1,130,565
#   Marine Products Corp............................... 125,265   1,003,373
*   MarineMax, Inc..................................... 131,455   1,938,961
*   Marriott Vacations Worldwide Corp.................. 106,905   5,118,611
*   Martha Stewart Living Omnimedia Class A............ 163,820     653,642
#   Matthews International Corp. Class A............... 148,663   6,321,151

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Mattress Firm Holding Corp.........................     2,624 $   106,797
#*  McClatchy Co. (The) Class A........................   218,726     997,391
    McRae Industries, Inc. Class A.....................     2,500      83,125
#   MDC Holdings, Inc..................................   287,098   8,868,457
#*  Media General, Inc. Class A........................   100,663   1,794,821
#   Men's Wearhouse, Inc. (The)........................   309,267  14,857,187
    Meredith Corp......................................   208,267   9,534,463
*   Meritage Homes Corp................................   231,823  11,259,643
#*  Modine Manufacturing Co............................   283,217   3,710,143
*   Monarch Casino & Resort, Inc.......................    77,833   1,499,842
#   Monro Muffler Brake, Inc...........................   200,345  11,121,151
*   Motorcar Parts of America, Inc.....................    72,447   1,458,358
    Movado Group, Inc..................................   113,530   4,285,758
#*  MTR Gaming Group, Inc..............................    59,127     304,504
*   Multimedia Games Holding Co., Inc..................    97,834   3,107,208
    NACCO Industries, Inc. Class A.....................    31,780   1,876,291
*   Nathan's Famous, Inc...............................    20,650   1,010,405
    National CineMedia, Inc............................   354,792   6,627,515
#*  Nautilus, Inc......................................   217,722   1,854,991
*   New York & Co., Inc................................   380,682   1,724,489
#   New York Times Co. (The) Class A...................   951,322  13,451,693
    Nexstar Broadcasting Group, Inc. Class A...........   185,675   8,921,684
*   Nobility Homes, Inc................................    13,083     121,018
#   Nutrisystem, Inc...................................   182,858   2,600,241
#*  Office Depot, Inc.................................. 3,247,189  15,878,754
#*  Orbitz Worldwide, Inc..............................   340,103   2,448,742
*   Orient-Express Hotels, Ltd. Class A................   475,254   6,729,597
#*  Outerwall, Inc.....................................   159,211  10,238,859
#*  Overstock.com, Inc.................................   103,482   2,179,331
#   Oxford Industries, Inc.............................    96,828   7,307,609
#*  P&F Industries, Inc. Class A.......................    10,000      72,800
#*  Pacific Sunwear of California, Inc.................   226,616     652,654
    Papa John's International, Inc.....................   263,294  12,672,340
#*  Penn National Gaming, Inc..........................   222,490   2,609,808
    Penske Automotive Group, Inc.......................   337,541  14,483,884
#*  Pep Boys-Manny, Moe & Jack (The)...................   292,033   3,486,874
*   Perfumania Holdings, Inc...........................    15,984     102,937
#*  Perry Ellis International, Inc.....................    75,860   1,188,726
#   PetMed Express, Inc................................    98,009   1,296,659
#   Pier 1 Imports, Inc................................   700,408  13,384,797
#*  Pinnacle Entertainment, Inc........................   220,582   4,819,717
#*  Pizza Inn Holdings, Inc............................     8,932      56,540
*   Point.360..........................................     4,284       2,271
#   Pool Corp..........................................   283,674  15,369,457
#*  Popeyes Louisiana Kitchen, Inc.....................   154,206   6,206,792
#*  QEP Co., Inc.......................................     9,614     173,052
#*  Quantum Fuel Systems Technologies Worldwide, Inc...     1,524      13,106
#*  Quiksilver, Inc....................................   959,608   6,765,236
#*  Radio One, Inc. Class D............................ 1,003,142   5,517,281
#*  RadioShack Corp....................................   398,598     956,635
*   ReachLocal, Inc....................................     3,305      42,899
#*  Reading International, Inc. Class A................    22,403     166,678
*   Reading International, Inc. Class B................     2,710      30,623

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Red Lion Hotels Corp...............................  71,498 $   414,688
#*  Red Robin Gourmet Burgers, Inc.....................  89,439   5,762,555
#   Regal Entertainment Group Class A.................. 578,754  11,285,703
#   Regis Corp......................................... 306,495   3,779,083
#   Rent-A-Center, Inc................................. 341,639   8,520,477
*   Rentrak Corp.......................................  27,336   1,560,339
    RG Barry Corp......................................  43,359     767,888
#*  Rick's Cabaret International, Inc..................  51,421     580,543
    Rocky Brands, Inc..................................  94,670   1,469,278
#*  Ruby Tuesday, Inc.................................. 336,380   1,883,728
    Ruth's Hospitality Group, Inc...................... 225,772   2,955,355
#   Ryland Group, Inc. (The)........................... 300,125  13,397,580
#   Saga Communications, Inc. Class A..................  18,609     918,168
#   Salem Communications Corp. Class A................. 132,841   1,142,433
#   Scholastic Corp.................................... 107,233   3,537,617
*   Scientific Games Corp. Class A..................... 517,898   7,292,004
#*  Select Comfort Corp................................ 406,414   6,652,997
*   Shiloh Industries, Inc............................. 208,939   3,150,800
    Shoe Carnival, Inc................................. 112,698   2,783,641
#*  Shutterfly, Inc.................................... 257,016  12,172,278
#   Sinclair Broadcast Group, Inc. Class A............. 447,331  14,055,140
*   Skechers U.S.A., Inc. Class A...................... 276,741   7,995,048
#*  Skullcandy, Inc....................................  69,989     510,920
*   Skyline Corp.......................................  45,820     297,830
#*  Smith & Wesson Holding Corp........................   5,755      75,333
#   Sonic Automotive, Inc. Class A..................... 247,029   5,540,860
*   Sonic Corp......................................... 355,437   6,323,224
#   Sotheby's..........................................  66,714   3,196,935
*   Spanish Broadcasting System, Inc. Class A..........  43,707     182,695
    Spartan Motors, Inc................................ 134,385     772,714
*   Spectrum Group International, Inc..................  85,617     211,902
    Speedway Motorsports, Inc.......................... 122,233   2,341,984
#*  Sport Chalet, Inc. Class A.........................  28,319      31,717
*   Sport Chalet, Inc. Class B.........................   4,108       5,402
*   Sports Club, Inc...................................  19,000      30,875
#   Stage Stores, Inc.................................. 179,753   3,523,159
#   Standard Motor Products, Inc....................... 149,592   4,893,154
*   Stanley Furniture Co., Inc.........................  35,155     133,589
*   Starz Class B......................................   1,444      40,389
    Stein Mart, Inc.................................... 195,859   2,424,734
*   Steiner Leisure, Ltd...............................  70,087   3,434,964
*   Steven Madden, Ltd................................. 421,793  13,746,234
*   Stoneridge, Inc.................................... 164,583   1,872,955
    Strattec Security Corp.............................  11,681     639,535
*   Strayer Education, Inc.............................  15,683     548,278
#   Sturm Ruger & Co., Inc.............................  96,306   7,335,628
    Superior Industries International, Inc............. 144,286   2,627,448
#   Superior Uniform Group, Inc........................  11,985     186,966
*   Systemax, Inc...................................... 125,922   1,424,178
#*  Tandy Leather Factory, Inc.........................  41,183     350,467
#*  Tempur Sealy International, Inc.................... 271,532  13,383,812
*   Tenneco, Inc....................................... 308,939  17,560,093
#   Texas Roadhouse, Inc............................... 458,503  11,118,698

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Consumer Discretionary -- (Continued)
#   Thor Industries, Inc............................... 279,932 $   14,380,107
#*  Tile Shop Holdings, Inc............................  23,410        330,783
*   Tower International, Inc...........................  78,447      1,743,877
    Town Sports International Holdings, Inc............ 119,284      1,301,388
#*  Trans World Entertainment Corp..................... 452,232      1,790,839
*   Trinity Place Holdings, Inc........................  34,797        215,741
#*  Tuesday Morning Corp............................... 159,005      2,089,326
*   Unifi, Inc......................................... 122,873      2,849,425
*   Universal Electronics, Inc.........................  78,715      2,813,274
    Universal Technical Institute, Inc................. 100,680      1,185,004
#*  UQM Technologies, Inc.............................. 119,010        208,268
#*  US Auto Parts Network, Inc.........................  97,364        243,410
#   Vail Resorts, Inc.................................. 216,619     14,762,585
#   Valassis Communications, Inc....................... 189,251      6,434,534
    Value Line, Inc....................................  26,515        330,907
#*  Valuevision Media, Inc. Class A.................... 285,852      1,763,707
#*  Vera Bradley, Inc..................................  68,169      1,637,419
#*  Vitacost.com, Inc..................................  18,064         99,713
#*  Vitamin Shoppe, Inc................................ 182,509      8,180,053
#*  VOXX International Corp............................ 137,551      1,833,555
    Walking Co. Holdings, Inc. (The)...................     214          2,037
#*  Wells-Gardner Electronics Corp.....................  33,182         56,078
#   Wendy's Co. (The).................................. 834,136      7,565,614
*   West Marine, Inc................................... 139,909      1,831,409
#*  Wet Seal, Inc. (The) Class A....................... 557,417      1,332,227
#   Weyco Group, Inc...................................  50,427      1,332,281
#   Winmark Corp.......................................  27,112      2,186,583
*   Winnebago Industries, Inc.......................... 168,206      4,030,216
#   Wolverine World Wide, Inc.......................... 501,227     13,984,233
#   World Wrestling Entertainment, Inc. Class A........ 161,093      3,896,840
#*  Xanadoo Co. Class A................................     170        120,700
*   Zagg, Inc..........................................  87,927        371,052
#*  Zale Corp.......................................... 179,552      2,714,826
#*  Zumiez, Inc........................................ 194,574      4,187,232
                                                                --------------
Total Consumer Discretionary...........................          1,390,713,594
                                                                --------------
Consumer Staples -- (3.2%)
#   Alico, Inc.........................................  27,106        989,911
*   Alliance One International, Inc.................... 373,610        960,178
#   Andersons, Inc. (The).............................. 121,501     10,052,993
#*  Annie's, Inc.......................................  45,156      1,811,659
    Arden Group, Inc. Class A..........................   5,944        750,133
#   B&G Foods, Inc..................................... 329,098     10,784,541
#*  Boston Beer Co., Inc. (The) Class A................   2,323        483,904
#*  Boulder Brands, Inc................................ 368,182      5,279,730
*   Bridgford Foods Corp...............................  17,169        171,175
#   Cal-Maine Foods, Inc............................... 111,206      5,602,558
#   Calavo Growers, Inc................................  73,074      2,219,988
#   Casey's General Stores, Inc........................ 232,434     15,961,243
#   CCA Industries, Inc................................  16,064         48,674
#*  Central Garden and Pet Co..........................  66,566        430,016
#*  Central Garden and Pet Co. Class A................. 165,959      1,035,584
#*  Chefs' Warehouse, Inc. (The).......................  30,828        727,849

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
*   Chiquita Brands International, Inc................. 259,565 $ 2,746,198
    Coca-Cola Bottling Co. Consolidated................  34,161   2,332,513
#   Coffee Holding Co., Inc............................  11,600      59,044
*   Craft Brew Alliance, Inc...........................  73,471   1,110,882
*   Darling International, Inc......................... 768,402  15,029,943
#*  Dean Foods Co...................................... 600,523   9,488,263
#*  Diamond Foods, Inc.................................  79,218   2,088,186
#*  Elizabeth Arden, Inc............................... 146,763   3,980,213
*   Farmer Bros Co.....................................  52,666   1,139,166
#   Fresh Del Monte Produce, Inc....................... 321,249   8,500,249
#*  Fresh Market, Inc. (The)........................... 216,897   7,582,719
*   Glacier Water Services, Inc........................   3,200      59,600
    Golden Enterprises, Inc............................  32,785     135,074
#   Griffin Land & Nurseries, Inc......................  20,710     633,726
#*  Hain Celestial Group, Inc. (The)...................  39,530   3,632,412
#*  Harbinger Group, Inc...............................  29,985     356,222
#   Ingles Markets, Inc. Class A.......................  67,577   1,836,743
    Inter Parfums, Inc................................. 181,801   5,915,805
#*  Inventure Foods, Inc...............................   9,634     120,714
#   J&J Snack Foods Corp............................... 101,398   8,933,164
#   John B Sanfilippo & Son, Inc.......................  61,007   1,412,312
#   Lancaster Colony Corp.............................. 147,961  12,860,770
#   Lifeway Foods, Inc.................................  50,414     707,813
#   Limoneira Co.......................................   2,592      53,836
*   Mannatech, Inc.....................................   5,854      89,683
#*  Medifast, Inc......................................  95,049   2,521,650
    MGP Ingredients, Inc...............................  63,782     351,439
#*  National Beverage Corp............................. 139,362   2,888,974
*   Natural Alternatives International, Inc............  20,426     107,645
*   Natural Grocers by Vitamin Cottage, Inc............     788      29,920
#   Nature's Sunshine Products, Inc....................  33,684     548,039
#*  Nutraceutical International Corp...................  40,811   1,021,907
#   Oil-Dri Corp. of America...........................  23,455     805,679
*   Omega Protein Corp.................................  98,502     997,825
#   Orchids Paper Products Co..........................  33,241   1,035,457
*   Pantry, Inc. (The)................................. 102,835   1,502,419
#*  Pilgrim's Pride Corp............................... 556,837   9,315,883
#*  Post Holdings, Inc................................. 178,874   9,575,125
#   Pricesmart, Inc.................................... 130,845  11,893,810
#   Reliv International, Inc...........................  28,122      61,306
#*  Revlon, Inc. Class A............................... 225,977   5,305,940
*   Rite Aid Corp...................................... 683,110   3,791,261
    Rocky Mountain Chocolate Factory, Inc..............  29,081     337,921
#   Roundy's, Inc......................................  19,106     162,019
#   Sanderson Farms, Inc............................... 152,917  11,369,379
*   Scheid Vineyards, Inc. Class A.....................     440      10,835
    Seaboard Corp......................................   1,738   4,431,900
#*  Seneca Foods Corp. Class A.........................  33,027     960,095
*   Seneca Foods Corp. Class B.........................   2,794      82,269
#   Snyders-Lance, Inc................................. 355,644   9,499,251
    Spartan Stores, Inc................................ 164,670   3,719,895
    Spectrum Brands Holdings, Inc...................... 117,102   8,811,926
#*  Susser Holdings Corp............................... 129,753   7,912,338

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Staples -- (Continued)
#*  Tofutti Brands, Inc................................    19,440 $     82,620
#   Tootsie Roll Industries, Inc.......................   141,790    4,301,909
#*  TreeHouse Foods, Inc...............................   221,559   14,587,445
#*  United Natural Foods, Inc..........................   156,687   10,587,341
#   United-Guardian, Inc...............................    19,179      549,478
#   Universal Corp.....................................   113,899    5,845,297
#*  USANA Health Sciences, Inc.........................    67,939    4,067,508
#   Vector Group, Ltd..................................    70,198    1,253,736
    Village Super Market, Inc. Class A.................    34,683    1,007,194
#   WD-40 Co...........................................    83,167    5,716,068
#   Weis Markets, Inc..................................   107,733    5,302,618
                                                                  ------------
Total Consumer Staples.................................            300,468,707
                                                                  ------------
Energy -- (4.4%)
*   Abraxas Petroleum Corp.............................   111,700      354,089
#   Adams Resources & Energy, Inc......................    19,183    1,276,053
#   Alon USA Energy, Inc...............................   310,653    4,880,359
#*  Alpha Natural Resources, Inc....................... 1,422,376    8,079,096
    AMEN Properties, Inc...............................        19       11,134
#*  Approach Resources, Inc............................   138,132    2,775,072
*   Barnwell Industries, Inc...........................    32,713      101,410
#*  Basic Energy Services, Inc.........................   203,481    3,485,630
#*  Bill Barrett Corp..................................   202,144    5,662,053
#*  Black Ridge Oil and Gas, Inc.......................     8,404        5,295
    Bolt Technology Corp...............................    38,130      826,277
#*  Bonanza Creek Energy, Inc..........................   266,338   10,842,620
#*  BPZ Resources, Inc.................................   533,942    1,067,884
    Bristow Group, Inc.................................   219,242   15,739,383
#*  C&J Energy Services, Inc...........................   145,443    3,400,457
#*  Cal Dive International, Inc........................   364,422      597,652
*   Callon Petroleum Co................................   207,510    1,400,693
#   CARBO Ceramics, Inc................................   108,728   12,516,767
#*  Carrizo Oil & Gas, Inc.............................   308,100   12,662,910
#*  Clayton Williams Energy, Inc.......................    55,752    3,848,003
#*  Clean Energy Fuels Corp............................   409,703    4,887,757
*   Cloud Peak Energy, Inc.............................   323,438    6,057,994
#   Comstock Resources, Inc............................   278,541    4,776,978
*   Contango Oil & Gas Co..............................    82,925    3,479,533
    Crosstex Energy, Inc...............................   296,099   11,103,713
#*  Dawson Geophysical Co..............................    42,474    1,374,883
#   Delek US Holdings, Inc.............................   366,279   11,098,254
#   DHT Holdings, Inc..................................    42,024      345,017
*   Diamondback Energy, Inc............................       200       10,396
#*  Double Eagle Petroleum Co..........................    38,812       84,222
#*  Emerald Oil, Inc...................................   224,175    1,719,422
#*  Endeavour International Corp.......................   121,748      802,319
#   Energy XXI Bermuda, Ltd............................   255,804    5,870,702
#*  ENGlobal Corp......................................    92,274      140,256
#*  EPL Oil & Gas, Inc.................................   257,783    6,926,629
*   Era Group, Inc.....................................    74,104    2,170,506
    Evolution Petroleum Corp...........................    34,648      455,968
#*  Exterran Holdings, Inc.............................   415,769   14,443,815
#*  FieldPoint Petroleum Corp..........................    31,986      142,018

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
#*  Forest Oil Corp.................................... 185,781 $   566,632
*   Forum Energy Technologies, Inc.....................   7,456     187,295
#*  FX Energy, Inc.....................................   7,264      26,005
    GasLog, Ltd........................................  13,266     278,055
*   Gastar Exploration, Ltd............................ 324,659   1,934,968
#*  Geospace Technologies Corp.........................  75,762   6,024,594
#*  Gevo, Inc..........................................  16,201      22,438
#*  Global Geophysical Services, Inc................... 229,422     339,545
#*  Goodrich Petroleum Corp............................ 201,167   3,464,096
#   Green Plains Renewable Energy, Inc................. 183,390   4,085,929
*   Gulf Coast Ultra Deep Royalty Trust................ 339,862     856,452
    Gulf Island Fabrication, Inc.......................  58,117   1,177,450
    Gulfmark Offshore, Inc. Class A.................... 167,024   7,108,541
#*  Halcon Resources Corp.............................. 248,594     837,762
#*  Harvest Natural Resources, Inc..................... 170,665     749,219
*   Helix Energy Solutions Group, Inc.................. 604,908  12,334,074
*   Hercules Offshore, Inc............................. 777,124   3,870,078
*   HKN, Inc...........................................   2,360     174,640
#*  Hornbeck Offshore Services, Inc.................... 201,744   8,616,486
#*  Houston American Energy Corp.......................  59,887      22,218
#*  ION Geophysical Corp............................... 952,274   2,885,390
#*  James River Coal Co................................ 119,960     131,956
*   Key Energy Services, Inc........................... 761,127   5,548,616
*   Kodiak Oil & Gas Corp.............................. 243,259   2,580,978
#*  Lucas Energy, Inc..................................  78,003      85,803
#*  Magnum Hunter Resources Corp....................... 322,707   2,694,603
#*  Matador Resources Co............................... 365,991   7,114,865
*   Matrix Service Co.................................. 161,279   4,238,412
*   McDermott International, Inc....................... 114,900     958,266
*   Mexco Energy Corp..................................   6,572      48,961
*   Midstates Petroleum Co., Inc.......................  12,793      59,743
#*  Miller Energy Resources, Inc.......................     789       6,225
*   Mitcham Industries, Inc............................  55,652     840,345
*   Natural Gas Services Group, Inc....................  57,713   1,667,906
#*  Newpark Resources, Inc............................. 556,140   6,317,750
#   Nordic American Tankers, Ltd.......................   3,153      34,494
#*  Northern Oil and Gas, Inc.......................... 259,969   3,779,949
#*  Nuverra Environmental Solutions, Inc...............  99,029   1,431,959
#*  Overseas Shipholding Group, Inc.................... 100,481     890,262
*   Pacific Drilling SA................................  35,356     355,328
#   Panhandle Oil and Gas, Inc. Class A................  25,675     992,596
*   Parker Drilling Co................................. 684,894   5,095,611
*   PDC Energy, Inc.................................... 213,903  10,665,204
*   Penn Virginia Corp................................. 391,729   4,696,831
#*  PetroQuest Energy, Inc............................. 298,363   1,151,681
#*  PHI, Inc. Non-Voting...............................  46,824   1,724,528
#*  PHI, Inc. Voting...................................   4,419     156,875
*   Pioneer Energy Services Corp....................... 331,584   2,778,674
#*  PostRock Energy Corp...............................  23,314      28,676
*   Pyramid Oil Co.....................................  17,796     100,191
#*  Quicksilver Resources, Inc......................... 206,834     643,254
#*  Renewable Energy Group, Inc........................ 117,555   1,176,726
#*  Rentech, Inc....................................... 913,205   1,634,637

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   REX American Resources Corp........................  21,400 $    876,544
*   Rex Energy Corp.................................... 399,433    7,525,318
*   RigNet, Inc........................................  13,935      650,068
#*  Rosetta Resources, Inc.............................  55,146    2,349,771
*   Royale Energy, Inc.................................  10,018       25,947
#*  Saratoga Resources, Inc............................     548          553
    Scorpio Tankers, Inc............................... 985,967    9,859,670
#*  SEACOR Holdings, Inc............................... 115,414    9,715,551
    SemGroup Corp. Class A............................. 262,775   16,228,984
#   Ship Finance International, Ltd.................... 425,251    7,280,297
*   Steel Excel, Inc...................................  32,698      964,591
#*  Stone Energy Corp.................................. 282,632    8,747,460
#*  Swift Energy Co.................................... 151,326    1,873,416
#*  Synergy Resources Corp............................. 436,166    3,768,474
*   Synthesis Energy Systems, Inc......................  48,546       52,430
#*  Syntroleum Corp....................................  12,079       40,465
    Targa Resources Corp...............................  63,806    5,761,044
#   Teekay Corp........................................  85,326    4,622,109
#*  Tesco Corp......................................... 110,370    2,331,014
*   TETRA Technologies, Inc............................ 471,485    4,865,725
#   TGC Industries, Inc................................  95,637      622,597
    Tidewater, Inc.....................................     200       10,370
#*  Triangle Petroleum Corp............................ 496,442    3,777,924
*   Unit Corp..........................................  91,409    4,567,708
#*  Uranium Energy Corp................................  38,948       67,380
#*  US Energy Corp. Wyoming............................  10,000       33,700
#*  USEC, Inc..........................................  15,222       69,108
#*  Vaalco Energy, Inc................................. 317,542    1,911,603
#   W&T Offshore, Inc.................................. 448,807    6,426,916
*   Warren Resources, Inc.............................. 288,727      973,010
#   Western Refining, Inc.............................. 474,279   18,549,052
*   Westmoreland Coal Co...............................  25,035      543,510
*   Willbros Group, Inc................................ 275,543    2,300,784
#*  Zion Oil & Gas, Inc................................   9,773       13,878
                                                                ------------
Total Energy...........................................          418,023,962
                                                                ------------
Financials -- (13.9%)
*   1st Constitution Bancorp...........................   1,951       20,407
    1st Source Corp.................................... 142,111    4,188,011
#   1st United Bancorp Inc/Boca Raton..................  50,975      370,078
#   Access National Corp...............................  31,583      518,593
    Alexander & Baldwin, Inc........................... 248,232    9,708,353
    Alliance Bancorp, Inc. of Pennsylvania.............   3,510       53,878
*   Altisource Asset Management Corp...................  10,675   10,760,400
*   Altisource Portfolio Solutions SA.................. 119,358   15,604,865
    Altisource Residential Corp........................  20,476      614,280
#*  Ambac Financial Group, Inc.........................  36,561      856,990
#   Ameriana Bancorp...................................   2,912       40,535
#   American Equity Investment Life Holding Co......... 436,547    9,582,207
*   American Independence Corp.........................   1,537       16,231
#   American National Bankshares, Inc..................  23,894      555,535
    American National Insurance Co.....................       5          520
*   American River Bankshares..........................   7,326       72,015

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   American Spectrum Realty, Inc......................   3,652 $     4,419
*   Ameris Bancorp..................................... 116,154   2,377,672
    AMERISAFE, Inc..................................... 108,545   4,490,507
    AmeriServ Financial, Inc........................... 278,158     906,795
#   Amtrust Financial Services, Inc.................... 355,389  11,471,957
    Argo Group International Holdings, Ltd............. 135,966   6,117,110
#   Arrow Financial Corp...............................  45,359   1,130,800
    ASB Financial Corp.................................     900      12,150
    Aspen Insurance Holdings, Ltd...................... 379,971  14,780,872
#   Associated Banc-Corp............................... 378,323   6,230,980
#   Asta Funding, Inc..................................  48,129     394,658
    Astoria Financial Corp............................. 554,699   7,344,215
    Atlantic American Corp.............................  20,640      82,147
#*  Atlantic Coast Financial Corp......................     143         581
*   Atlanticus Holdings Corp...........................  73,372     216,447
    Auburn National BanCorp., Inc......................   2,786      70,764
#*  AV Homes, Inc......................................  46,957     879,035
    Baldwin & Lyons, Inc. Class A......................   1,471      35,569
#   Baldwin & Lyons, Inc. Class B......................  32,539     812,173
#   Banc of California, Inc............................  40,045     508,571
#   Bancfirst Corp.....................................  51,393   2,776,764
#*  Bancorp, Inc....................................... 201,813   3,844,538
#   BancorpSouth, Inc.................................. 612,561  14,438,063
    Bank Mutual Corp................................... 135,527     927,005
    Bank of Commerce Holdings..........................   4,992      31,400
#   Bank of Hawaii Corp................................ 289,170  16,419,073
#   Bank of Kentucky Financial Corp....................   3,533     126,941
#   Bank of the Ozarks, Inc............................ 213,676  13,547,058
    BankFinancial Corp.................................  75,127     682,904
    BankUnited, Inc....................................  26,800     833,480
    Banner Corp........................................ 118,908   4,379,382
    Bar Harbor Bankshares..............................  12,753     485,762
    BBCN Bancorp, Inc.................................. 511,896   7,704,035
#*  BBX Capital Corp. Class A..........................  60,353     884,775
    BCB Bancorp, Inc...................................  18,073     230,431
*   BCSB Bancorp, Inc..................................   1,710      43,468
#*  Beneficial Mutual Bancorp, Inc..................... 273,626   3,250,677
    Berkshire Bancorp, Inc.............................  10,144      74,000
    Berkshire Hills Bancorp, Inc....................... 106,072   2,594,521
#*  BFC Financial Corp. Class A........................  48,033     135,453
#   BGC Partners, Inc. Class A......................... 886,578   5,700,697
*   BNCCORP, Inc.......................................   3,900      51,285
#*  BofI Holding, Inc..................................  90,268   7,469,677
#   Boston Private Financial Holdings, Inc............. 489,215   6,012,452
#   Bridge Bancorp, Inc................................   8,323     204,746
#*  Bridge Capital Holdings............................   3,703      81,651
#   Brookline Bancorp, Inc............................. 415,261   3,695,823
    Bryn Mawr Bank Corp................................  56,013   1,561,082
    C&F Financial Corp.................................   1,705      60,169
#   Calamos Asset Management, Inc. Class A............. 113,099   1,297,246
#   California First National Bancorp..................  14,701     217,575
*   Camco Financial Corp...............................   9,661      62,024
    Camden National Corp...............................  33,314   1,177,650

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Cape Bancorp, Inc..................................     6,168 $    62,729
*   Capital Bank Financial Corp. Class A...............     7,001     161,373
#*  Capital City Bank Group, Inc.......................    48,603     620,174
o   Capital Properties, Inc., 5.000%...................     2,340       2,340
#*  Capital Properties, Inc. Class A...................     2,600      21,125
    Capital Southwest Corp.............................    25,860     883,636
    CapitalSource, Inc................................. 1,117,458  15,342,698
    Capitol Federal Financial, Inc.....................   891,212  10,667,808
#   Cardinal Financial Corp............................   174,124   2,968,814
#   Cash America International, Inc....................   156,121   5,734,324
    Cathay General Bancorp.............................   489,760  11,509,360
    Center Bancorp, Inc................................    47,719     847,012
    Centerstate Banks, Inc.............................    65,852     724,372
    Central Pacific Financial Corp.....................    47,082     863,955
    Century Bancorp, Inc. Class A......................     5,255     178,197
    Charter Financial Corp.............................    27,896     299,882
    Chemical Financial Corp............................   129,520   3,740,538
    Chicopee Bancorp, Inc..............................     9,906     171,869
#   Citizens Community Bancorp, Inc....................     1,592      12,800
*   Citizens First Corp................................       400       4,054
    Citizens Holding Co................................     2,717      51,759
#*  Citizens, Inc......................................   195,193   1,356,591
#   City Holding Co....................................    66,774   2,979,456
#   CKX Lands, Inc.....................................     5,107      74,051
#   Clifton Savings Bancorp, Inc.......................    48,006     607,756
#   CNB Financial Corp.................................    20,597     330,788
    CNO Financial Group, Inc...........................   978,475  16,575,366
#   CoBiz Financial, Inc...............................   149,662   1,580,431
    Codorus Valley Bancorp, Inc........................     2,377      49,965
#   Cohen & Steers, Inc................................    14,801     533,872
#*  Colonial Financial Services, Inc...................       728       9,246
*   Colony Bankcorp, Inc...............................    10,672      67,127
#   Columbia Banking System, Inc.......................   304,721   7,956,265
    Commercial National Financial Corp.................     3,979      82,564
#   Community Bank System, Inc.........................   236,753   8,428,407
#   Community Trust Bancorp, Inc.......................    71,590   2,900,827
*   Community West Bancshares..........................     6,650      47,680
*   CommunityOne Bancorp...............................       214       2,461
    Consolidated-Tomoka Land Co........................    13,049     458,672
#*  Consumer Portfolio Services, Inc...................    51,974     442,299
*   Cowen Group, Inc. Class A..........................   403,255   1,645,280
    Crawford & Co. Class A.............................    95,513     697,245
#   Crawford & Co. Class B.............................    64,819     524,386
*   Credit Acceptance Corp.............................    59,060   8,219,971
#*  Customers Bancorp, Inc.............................     9,252     187,631
#   CVB Financial Corp.................................   671,353  10,016,587
*   DFC Global Corp....................................   205,008   1,541,660
#   Diamond Hill Investment Group, Inc.................       985     112,822
    Dime Community Bancshares, Inc.....................   221,243   3,615,111
    Donegal Group, Inc. Class A........................    64,023     935,376
#   Donegal Group, Inc. Class B........................     5,267     129,278
#*  Doral Financial Corp...............................     6,346      79,262
    Eagle Bancorp Montana, Inc.........................       225       2,425

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    East West Bancorp, Inc.............................   5,939 $   198,728
#*  Eastern Virginia Bankshares, Inc...................     590       3,988
#*  eHealth, Inc.......................................  98,447   5,260,023
#   EMC Insurance Group, Inc...........................  37,461   1,029,428
    Employers Holdings, Inc............................ 191,538   4,706,089
#*  Encore Capital Group, Inc.......................... 166,207   7,909,791
    Endurance Specialty Holdings, Ltd.................. 268,280  14,055,189
#*  Enstar Group, Ltd..................................  41,959   5,201,238
#   Enterprise Bancorp, Inc............................  10,055     207,937
#   Enterprise Financial Services Corp.................  62,297   1,159,970
#   ESB Financial Corp.................................  62,464     803,287
    ESSA Bancorp, Inc..................................  44,575     502,806
    Evans Bancorp, Inc.................................   3,162      72,726
    EverBank Financial Corp............................  16,475     293,420
#   Evercore Partners, Inc. Class A.................... 213,251  11,907,936
*   Ezcorp, Inc. Class A............................... 199,375   2,189,137
#*  Farmers Capital Bank Corp..........................   9,226     189,687
    FBL Financial Group, Inc. Class A.................. 112,288   4,337,685
#   Federal Agricultural Mortgage Corp. Class A........   2,089      51,724
    Federal Agricultural Mortgage Corp. Class C........  55,873   1,711,949
#   Federated Investors, Inc. Class B..................  85,763   2,306,167
    Federated National Holding Co......................  36,322     480,540
#   Fidelity National Financial, Inc. Class A..........  79,680   2,513,107
#   Fidelity Southern Corp.............................  23,882     336,261
#   Financial Engines, Inc.............................  38,319   2,334,393
#   Financial Institutions, Inc........................  52,728   1,100,961
*   First Acceptance Corp..............................  13,967      35,895
#   First American Financial Corp...................... 330,199   8,558,758
#   First Bancorp......................................  53,074     914,465
#*  First BanCorp...................................... 201,882     987,203
#   First Bancorp, Inc.................................  32,161     546,415
*   First Bancshares, Inc..............................   1,345      11,137
    First Bancshares, Inc. (The).......................     921      13,078
#   First Busey Corp................................... 315,626   1,735,943
    First Business Financial Services, Inc.............   2,089      86,171
*   First Cash Financial Services, Inc................. 178,820   8,787,215
    First Citizens BancShares, Inc. Class A............  12,599   2,787,403
    First Commonwealth Financial Corp.................. 554,191   4,549,908
#   First Community Bancshares, Inc....................  62,923   1,018,723
#   First Connecticut Bancorp Inc/Farmington...........     500       7,705
    First Defiance Financial Corp......................  42,781   1,100,327
*   First Federal Bancshares of Arkansas, Inc..........  11,406      94,556
#   First Federal of Northern Michigan Bancorp, Inc....  32,874     166,836
    First Financial Bancorp............................ 354,864   5,883,645
#   First Financial Bankshares, Inc.................... 133,168   8,145,887
#   First Financial Corp...............................  56,698   1,823,975
    First Financial Holdings, Inc...................... 147,939   9,105,645
#   First Financial Northwest, Inc.....................  49,804     514,973
*   First Financial Service Corp.......................   5,202      24,371
    First Horizon National Corp........................ 319,750   3,760,260
    First Interstate Bancsystem, Inc...................  68,957   1,769,437
#*  First Marblehead Corp. (The).......................  12,935      77,093
    First Merchants Corp............................... 241,062   5,083,998

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    First Midwest Bancorp, Inc.........................   448,570 $ 7,163,663
*   First Place Financial Corp.........................   151,301         227
    First South Bancorp, Inc...........................    20,886     169,177
#*  First United Corp..................................     9,289      73,569
    First West Virginia Bancorp........................        63       1,055
    Firstbank Corp.....................................    10,400     185,952
    FirstMerit Corp....................................   289,834   5,898,122
*   Flagstar Bancorp, Inc..............................   133,364   2,783,307
    Flushing Financial Corp............................   154,183   3,166,919
#   FNB Corp...........................................   965,033  11,425,991
#*  Forestar Group, Inc................................   210,329   4,206,580
*   Fortegra Financial Corp............................     1,191       8,778
    Fox Chase Bancorp, Inc.............................    44,680     764,475
*   Franklin Financial Corp............................       101       1,920
    Fulton Financial Corp.............................. 1,193,580  14,740,713
#   FXCM, Inc. Class A.................................   140,852   2,414,203
#   Gain Capital Holdings, Inc.........................    78,298     696,069
*   GAINSCO, Inc.......................................       220       1,760
#   GAMCO Investors, Inc. Class A......................    22,830   1,844,436
#   German American Bancorp, Inc.......................    31,150     839,804
#   GFI Group, Inc.....................................   497,313   1,889,789
#   Glacier Bancorp, Inc...............................   468,737  12,388,719
*   Gleacher & Co., Inc................................    13,341     147,018
*   Global Indemnity P.L.C.............................    60,537   1,483,762
    Gouverneur Bancorp, Inc............................     1,695      16,018
#   Great Southern Bancorp, Inc........................    45,707   1,263,799
#*  Green Dot Corp. Class A............................   226,331   5,096,974
#   Greenhill & Co., Inc...............................   166,224   8,635,337
#*  Greenlight Capital Re, Ltd. Class A................   157,251   5,052,475
    Guaranty Bancorp...................................    37,021     479,792
#*  Guaranty Federal Bancshares, Inc...................     2,800      29,960
*   Hallmark Financial Services, Inc...................    67,422     593,988
#   Hampden Bancorp, Inc...............................     2,924      46,901
*   Hampton Roads Bankshares, Inc......................     3,123       4,872
    Hancock Holding Co.................................    47,993   1,660,558
    Hanmi Financial Corp...............................   189,967   4,097,588
    Hanover Insurance Group, Inc. (The)................   247,698  13,754,670
    Harleysville Savings Financial Corp................     1,615      28,626
#*  Harris & Harris Group, Inc.........................   113,497     341,626
    Hawthorn Bancshares, Inc...........................       726       9,133
#   HCI Group, Inc.....................................    72,621   3,088,571
#   Heartland Financial USA, Inc.......................    53,141   1,338,622
#   Heritage Commerce Corp.............................    46,358     371,328
#   Heritage Financial Corp............................    43,477     740,413
    Heritage Financial Group, Inc......................     7,167     141,835
    HF Financial Corp..................................     8,198     108,132
    HFF, Inc. Class A..................................   219,083   6,480,475
*   Hilltop Holdings, Inc..............................   487,560  11,599,052
#   Hingham Institution for Savings....................     4,073     320,056
*   HMN Financial, Inc.................................    31,110     345,632
#*  Home Bancorp, Inc..................................       921      18,558
#   Home BancShares, Inc...............................   371,615  11,460,607
    Home Federal Bancorp, Inc .........................    47,752     692,404

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    HopFed Bancorp, Inc................................     7,872 $    89,898
    Horace Mann Educators Corp.........................   232,133   6,476,511
#   Horizon Bancorp....................................     5,483     122,052
#   Hudson Valley Holding Corp.........................    30,998     557,344
    Iberiabank Corp....................................   166,300  10,949,192
*   ICG Group, Inc.....................................   197,759   3,755,443
#   Independence Holding Co............................    76,440     980,725
#   Independent Bank Corp.(453836108)..................   126,515   4,574,782
*   Independent Bank Corp.(453838609)..................    28,411     376,446
#   Infinity Property & Casualty Corp..................    47,846   3,377,928
    Interactive Brokers Group, Inc. Class A............   327,124   6,935,029
*   InterGroup Corp. (The).............................     1,860      35,266
    International Bancshares Corp......................   321,927   7,536,311
#*  Intervest Bancshares Corp. Class A.................    14,332     107,203
#*  INTL. FCStone, Inc.................................    71,042   1,253,181
*   Investment Technology Group, Inc...................   141,126   2,328,579
    Investors Bancorp, Inc.............................   597,246  15,152,131
#*  Investors Capital Holdings, Ltd....................       615       4,453
#   Investors Title Co.................................     5,690     455,883
*   Jacksonville Bancorp, Inc..........................        80         890
#   Janus Capital Group, Inc...........................   391,332   4,300,739
*   Jefferson Bancshares, Inc..........................       427       3,301
    JMP Group, Inc.....................................    77,654     577,746
#*  JW Mays, Inc.......................................       200       8,466
#*  KCG Holdings, Inc. Class A.........................    40,047     442,920
#*  Kearny Financial Corp..............................   160,007   1,828,880
    Kemper Corp........................................   317,369  11,663,311
#   Kennedy-Wilson Holdings, Inc.......................   407,792   9,795,164
#   Kentucky First Federal Bancorp.....................    11,174      97,437
#*  Ladenburg Thalmann Financial Services, Inc.........    43,914     105,394
    Lake Shore Bancorp, Inc............................       537       6,627
#   Lakeland Bancorp, Inc..............................   136,669   1,540,260
#   Lakeland Financial Corp............................    74,635   2,733,880
    Landmark Bancorp, Inc..............................     4,441      85,312
#   Life Partners Holdings, Inc........................    59,461     159,355
    LNB Bancorp, Inc...................................    32,149     321,811
#*  Louisiana Bancorp, Inc.............................     1,387      25,354
    LSB Financial Corp.................................       291       8,454
*   Macatawa Bank Corp.................................   113,670     602,451
*   Magyar Bancorp, Inc................................     1,800      14,310
#   Maiden Holdings, Ltd...............................   341,029   3,744,498
    MainSource Financial Group, Inc....................    72,019   1,174,630
*   Malvern Bancorp, Inc...............................     2,604      26,925
    Manning & Napier, Inc..............................    17,303     289,825
    MarketAxess Holdings, Inc..........................   225,240  14,131,558
    Marlin Business Services Corp......................    47,541   1,206,115
#*  Maui Land & Pineapple Co., Inc.....................    16,899      99,704
    MB Financial, Inc..................................   338,390   9,508,759
#*  MBIA, Inc.......................................... 1,058,064  11,575,220
#*  MBT Financial Corp.................................    12,507      67,663
    MCG Capital Corp...................................   336,744   1,505,246
#   Meadowbrook Insurance Group, Inc...................   181,899   1,102,308
#   Medallion Financial Corp...........................   127,924   1,705,227

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Mercantile Bank Corp...............................  18,758 $  375,348
    Merchants Bancshares, Inc..........................  30,722    915,516
#   Mercury General Corp............................... 203,393  9,321,501
#*  Meridian Interstate Bancorp, Inc...................  32,763    771,241
#   Meta Financial Group, Inc..........................  10,434    422,055
*   Metro Bancorp, Inc.................................  84,977  1,688,493
#*  MGIC Investment Corp............................... 675,535  5,735,292
    MicroFinancial, Inc................................  40,915    314,636
#   Mid Penn Bancorp, Inc..............................   2,649     38,410
#   MidSouth Bancorp, Inc..............................  17,719    274,822
#   MidWestOne Financial Group, Inc....................     741     18,214
#   Montpelier Re Holdings, Ltd........................ 263,090  7,332,318
*   MSB Financial Corp.................................   1,000      8,430
    MutualFirst Financial, Inc.........................  10,911    205,018
    National Interstate Corp...........................  50,651  1,143,193
#   National Penn Bancshares, Inc...................... 879,526  9,129,480
    National Western Life Insurance Co. Class A........   4,334    945,462
#*  Naugatuck Valley Financial Corp....................   1,596     11,364
*   Navigators Group, Inc. (The).......................  67,206  4,007,494
#   NBT Bancorp, Inc................................... 210,063  5,049,914
    Nelnet, Inc. Class A............................... 190,976  7,113,856
*   New Century Bancorp, Inc...........................   2,400     15,792
#   New Hampshire Thrift Bancshares, Inc...............   8,785    131,072
*   NewBridge Bancorp..................................  69,953    488,971
#*  NewStar Financial, Inc............................. 183,769  2,890,686
    Nicholas Financial, Inc............................   4,051     63,925
*   North Valley Bancorp...............................     377      8,810
    Northeast Bancorp..................................     493      4,659
    Northeast Community Bancorp, Inc...................  11,679     84,906
#   Northfield Bancorp, Inc............................ 231,789  2,881,137
    Northrim BanCorp, Inc..............................  15,577    374,160
    Northway Financial, Inc............................   5,279     89,743
#   Northwest Bancshares, Inc.......................... 566,417  7,963,823
#   Norwood Financial Corp.............................   1,963     58,870
#   Ocean Shore Holding Co.............................   3,443     47,548
    OceanFirst Financial Corp..........................  82,031  1,456,871
    OFG Bancorp........................................ 291,529  4,250,493
    Ohio Valley Banc Corp..............................   6,595    146,871
#   Old Line Bancshares, Inc...........................   4,075     65,485
#   Old National Bancorp............................... 605,198  8,472,772
#*  Old Second Bancorp, Inc............................  46,326    215,879
*   OmniAmerican Bancorp, Inc..........................  56,434  1,265,250
    OneBeacon Insurance Group, Ltd. Class A............ 131,243  1,845,277
#   Oppenheimer Holdings, Inc. Class A.................  23,277    546,544
    Oritani Financial Corp............................. 275,457  4,335,693
    Pacific Continental Corp...........................  71,907  1,013,889
*   Pacific Mercantile Bancorp.........................   8,605     53,867
#*  Pacific Premier Bancorp, Inc.......................  16,587    263,236
#   PacWest Bancorp.................................... 212,456  8,521,610
    Park National Corp.................................  66,264  5,188,471
    Park Sterling Corp................................. 127,478    860,476
#*  Patriot National Bancorp, Inc......................   3,100      3,224
    Peapack Gladstone Financial Corp...................  43,658    807,673

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Penns Woods Bancorp, Inc...........................  16,245 $   734,274
#   Peoples Bancorp of North Carolina, Inc.............   3,975      60,937
#   Peoples Bancorp, Inc...............................  34,923     787,514
    Peoples Bancorp/Auburn.............................     555      13,048
#*  PHH Corp........................................... 285,692   6,933,745
#*  Phoenix Cos., Inc. (The)...........................  17,230     811,533
*   PICO Holdings, Inc................................. 113,536   2,676,043
#   Pinnacle Financial Partners, Inc................... 205,817   6,717,867
#*  Piper Jaffray Cos..................................  66,404   2,608,349
    Platinum Underwriters Holdings, Ltd................ 185,551  10,546,719
*   Popular, Inc.......................................  22,673     598,567
*   Porter Bancorp, Inc................................   9,708       9,514
#*  Portfolio Recovery Associates, Inc................. 292,184  14,673,480
*   Preferred Bank.....................................  17,238     371,134
    Premier Financial Bancorp, Inc.....................   9,271     133,317
    Primerica, Inc..................................... 353,577  14,896,199
    Primus Guaranty, Ltd...............................  52,225     423,022
    PrivateBancorp, Inc................................ 459,592  13,139,735
    Protective Life Corp............................... 132,444   6,491,080
#   Provident Financial Holdings, Inc..................  44,302     666,745
    Provident Financial Services, Inc.................. 291,466   5,048,191
*   Prudential Bancorp, Inc............................   7,693      80,930
    Pulaski Financial Corp.............................  39,714     412,628
#   Pzena Investment Management, Inc. Class A..........  36,321     383,550
#   QC Holdings, Inc...................................  67,835     168,231
#   Radian Group, Inc.................................. 466,486   6,941,312
*   Regional Management Corp...........................   6,466     214,865
#   Renasant Corp...................................... 117,117   3,371,798
#   Republic Bancorp, Inc. Class A.....................  75,690   1,747,682
*   Republic First Bancorp, Inc........................  21,386      68,221
    Resource America, Inc. Class A.....................  67,766     594,985
*   Riverview Bancorp, Inc.............................  37,965     118,830
#   RLI Corp........................................... 241,572  10,063,889
#   Rockville Financial, Inc........................... 120,919   1,605,804
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   8,295      12,194
#   S&T Bancorp, Inc................................... 140,886   3,295,324
#*  Safeguard Scientifics, Inc.........................  98,792   1,810,857
    Safety Insurance Group, Inc........................  73,561   3,978,179
    Salisbury Bancorp, Inc.............................   2,458      66,046
    Sandy Spring Bancorp, Inc.......................... 124,978   3,120,701
#   SB Financial Group, Inc............................     790       6,636
*   Seacoast Banking Corp. of Florida..................  21,972     244,988
    Selective Insurance Group, Inc..................... 308,686   7,260,295
*   Shore Bancshares, Inc..............................  16,489     156,151
    SI Financial Group, Inc............................   6,862      81,177
#   Sierra Bancorp.....................................  35,875     568,619
#   Simmons First National Corp. Class A...............  77,070   2,661,227
    Simplicity Bancorp, Inc............................  17,616     292,426
*   South Street Financial Corp........................     400       3,800
*   Southcoast Financial Corp..........................      13          79
o   Southern Community Financial.......................  57,808      12,718
#*  Southern First Bancshares, Inc.....................   3,037      40,362
    Southern Missouri Bancorp, Inc.....................   1,107      35,856

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Southern National Bancorp of Virginia, Inc.........       493 $     5,029
#   Southside Bancshares, Inc..........................    79,165   2,109,747
    Southwest Bancorp, Inc.............................    79,576   1,388,601
    Southwest Georgia Financial Corp...................     1,844      21,298
#*  St Joe Co. (The)...................................   285,095   5,123,157
    StanCorp Financial Group, Inc......................   191,296  12,290,768
#   State Auto Financial Corp..........................   126,808   2,432,177
    Sterling Bancorp...................................   352,530   4,441,878
    Sterling Financial Corp............................     1,668      52,542
#   Stewart Information Services Corp..................   120,486   3,917,000
#*  Stifel Financial Corp..............................   367,302  16,583,685
*   Stratus Properties, Inc............................    26,622     462,424
*   Suffolk Bancorp....................................    78,876   1,520,729
    Summit State Bank..................................       195       2,096
#*  Sun Bancorp, Inc...................................   242,822     769,746
    Susquehanna Bancshares, Inc........................ 1,111,964  12,042,570
*   Sussex Bancorp.....................................    10,149      85,505
*   SWS Group, Inc.....................................    72,807     559,158
#   SY Bancorp, Inc....................................    54,378   1,609,045
    Symetra Financial Corp.............................   443,191   8,487,108
#   Synovus Financial Corp............................. 3,440,963  11,527,226
*   Taylor Capital Group, Inc..........................    73,897   1,650,120
#   TCF Financial Corp................................. 1,031,569  16,608,261
#   Teche Holding Co...................................     5,917     443,479
*   Tejon Ranch Co.....................................   130,526   4,453,547
    Territorial Bancorp, Inc...........................    40,293     912,636
#   Teton Advisors, Inc. Class A.......................       311      14,150
*   Texas Capital Bancshares, Inc......................   253,649  15,084,506
    TF Financial Corp..................................     7,379     225,059
    Timberland Bancorp, Inc............................    76,238     835,568
#   Tompkins Financial Corp............................    43,263   2,029,035
    Tower Financial Corp...............................     3,098      72,385
#   Tower Group International, Ltd.....................   219,718     549,295
#   TowneBank..........................................    92,522   1,391,531
*   Tree.com, Inc......................................    50,034   1,623,603
    Trico Bancshares...................................    55,387   1,371,382
#   TrustCo Bank Corp..................................   548,289   3,580,327
#   Trustmark Corp.....................................   406,895   9,667,825
#   UMB Financial Corp.................................   245,721  14,568,798
#   Umpqua Holdings Corp...............................   638,403  11,210,357
#*  Unico American Corp................................    11,600     151,032
#   Union Bankshares Inc/Morrisville...................     2,252      50,265
    Union First Market Bankshares Corp.................   168,865   3,895,716
#   United Bancshares, Inc.............................       900      13,923
#   United Bankshares, Inc.............................   235,937   7,052,157
*   United Community Banks, Inc........................   271,953   4,536,176
#*  United Community Financial Corp....................   503,382   1,776,938
    United Financial Bancorp, Inc......................    71,500   1,267,695
    United Fire Group, Inc.............................   108,670   2,727,617
*   United Security Bancshares.........................    28,020     139,822
    Unity Bancorp, Inc.................................     8,514      66,579
#   Universal Insurance Holdings, Inc..................   222,734   2,483,484
    Univest Corp. of Pennsylvania......................    64,370   1,208,869

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                                                       SHARES       VALUE+
                                                      --------- --------------
Financials -- (Continued)
#   Valley National Bancorp..........................   164,843 $    1,597,329
#*  Vantagesouth Bancshares, Inc.....................     4,600         26,404
#   ViewPoint Financial Group, Inc...................   236,205      5,815,367
#*  Viewtran Group, Inc..............................    19,733         45,781
*   Virginia Commerce Bancorp, Inc...................   112,621      1,831,217
*   Virtus Investment Partners, Inc..................    31,188      5,684,325
    VSB Bancorp, Inc.................................     1,037         11,366
*   Walker & Dunlop, Inc.............................    60,828        854,025
    Washington Banking Co............................    59,986      1,067,151
    Washington Federal, Inc..........................   615,987     13,477,796
#   Washington Trust Bancorp, Inc....................    72,014      2,372,141
#*  Waterstone Financial, Inc........................    20,431        215,747
    Wayne Savings Bancshares, Inc....................     2,043         22,841
    Webster Financial Corp...........................   569,447     17,277,022
    WesBanco, Inc....................................   121,708      3,475,980
#   West Bancorporation, Inc.........................    61,843        914,658
#   Westamerica Bancorporation.......................   158,990      7,847,746
*   Western Alliance Bancorp.........................   553,907     12,418,595
    Westfield Financial, Inc.........................   111,892        834,714
#   Westwood Holdings Group, Inc.....................    26,973      1,542,046
    Wilshire Bancorp, Inc............................   466,231      4,643,661
#   Wintrust Financial Corp..........................   237,790     10,422,336
#*  WisdomTree Investments, Inc......................   369,753      5,220,912
#*  World Acceptance Corp............................    62,914      6,020,241
*   Wright Investors' Service Holdings, Inc..........    13,860         27,027
#   WSFS Financial Corp..............................     4,840        347,512
    WVS Financial Corp...............................     4,423         56,238
*   Yadkin Financial Corp............................    12,826        239,846
*   ZipRealty, Inc...................................   103,092        430,925
                                                                --------------
Total Financials.....................................            1,321,824,788
                                                                --------------
Health Care -- (8.2%)
#*  Abaxis, Inc......................................    41,719      1,592,414
#*  Acadia Healthcare Co., Inc.......................    79,681      4,066,918
#*  ACADIA Pharmaceuticals, Inc......................    54,458      1,268,871
#*  Accelerate Diagnostics, Inc......................     9,590        132,246
#*  Accuray, Inc.....................................   350,040      3,727,926
*   Acorda Therapeutics, Inc.........................   211,500      6,207,525
#*  Adcare Health Systems, Inc.......................    12,270         49,939
#*  Addus HomeCare Corp..............................    60,653      1,433,837
#*  Affymax, Inc.....................................   141,242        125,705
*   Affymetrix, Inc..................................   427,269      4,012,056
#*  Air Methods Corp.................................   240,854     12,387,121
#*  Akorn, Inc.......................................   531,900     12,074,130
#*  Albany Molecular Research, Inc...................   189,201      2,024,451
#*  Alere, Inc.......................................   149,105      5,651,079
*   Alexza Pharmaceuticals, Inc......................     2,100         10,731
*   Align Technology, Inc............................   286,722     17,037,021
#*  Alliance HealthCare Services, Inc................    38,960      1,118,152
*   Allied Healthcare Products, Inc..................    13,770         33,874
*   Allscripts Healthcare Solutions, Inc............. 1,070,714     17,731,024
*   Almost Family, Inc...............................    34,492      1,048,902
#*  Alnylam Pharmaceuticals, Inc.....................    47,543      3,977,447

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                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Alphatec Holdings, Inc............................. 255,458 $   554,344
*   AMAG Pharmaceuticals, Inc..........................  76,254   1,637,173
#*  Amedisys, Inc...................................... 181,376   2,736,964
*   American Shared Hospital Services..................  10,189      29,446
*   Amicus Therapeutics, Inc...........................   5,320      14,524
*   AMN Healthcare Services, Inc....................... 266,383   4,025,047
*   Amsurg Corp........................................ 188,820   7,883,235
#*  Anacor Pharmaceuticals, Inc........................  49,410     940,766
#   Analogic Corp......................................  69,093   6,608,745
*   AngioDynamics, Inc................................. 137,367   2,185,509
*   ANI Pharmaceuticals, Inc...........................   1,341      29,743
*   Anika Therapeutics, Inc............................  90,400   3,007,608
*   Arqule, Inc........................................  93,636     214,426
#*  Arrhythmia Research Technology, Inc................   6,674      29,699
*   ArthroCare Corp.................................... 152,471   6,919,134
*   AtriCure, Inc......................................   9,221     189,031
#   Atrion Corp........................................   9,942   2,656,304
#*  Authentidate Holding Corp..........................  41,534      55,656
#*  Auxilium Pharmaceuticals, Inc...................... 267,765   6,849,429
#*  AVEO Pharmaceuticals, Inc.......................... 126,042     207,969
#*  Baxano Surgical, Inc............................... 107,994     138,232
#*  Bio-Reference Labs, Inc............................ 129,207   3,474,376
#*  Bioanalytical Systems, Inc.........................   5,617      16,907
#*  BioScrip, Inc...................................... 416,334   3,543,002
#*  Biospecifics Technologies Corp.....................  10,491     238,041
*   Biota Pharmaceuticals, Inc.........................  24,681     123,652
*   BioTelemetry, Inc.................................. 143,590   1,046,771
#*  Bovie Medical Corp.................................  54,539     147,255
#*  BSD Medical Corp...................................  56,629      66,822
*   Cambrex Corp....................................... 181,318   3,403,339
    Cantel Medical Corp................................ 241,832   7,666,074
*   Capital Senior Living Corp......................... 146,494   3,291,720
#*  Cardica, Inc.......................................  16,342      19,610
#*  Catalyst Pharmaceutical Partners, Inc..............   6,701      13,067
#*  Celldex Therapeutics, Inc.......................... 265,843   6,853,433
*   Celsion Corp.......................................   8,283      30,730
*   Centene Corp....................................... 258,159  15,644,435
#*  Cepheid, Inc.......................................  45,121   2,385,096
*   Charles River Laboratories International, Inc...... 316,986  17,919,219
#   Chemed Corp........................................ 102,071   8,055,443
*   Chindex International, Inc.........................  10,584     174,213
#*  Cleveland Biolabs, Inc.............................   7,404       4,894
#*  Codexis, Inc.......................................  41,835      78,650
*   Community Health Systems, Inc......................  57,814   2,394,078
#   Computer Programs & Systems, Inc...................  69,503   4,644,190
#   CONMED Corp........................................ 121,090   5,079,725
#*  Corcept Therapeutics, Inc..........................  59,506     204,701
#*  Cornerstone Therapeutics, Inc......................   8,840      83,803
*   Corvel Corp........................................ 105,403   4,991,886
*   Cross Country Healthcare, Inc...................... 167,350   1,807,380
    CryoLife, Inc...................................... 144,891   1,563,374
#*  Cumberland Pharmaceuticals, Inc.................... 100,403     471,894
#*  Cutera, Inc........................................  75,138     713,811

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Cyberonics, Inc....................................   174,633 $11,665,484
*   Cynosure, Inc. Class A.............................   110,192   2,956,451
#*  Cytokinetics, Inc..................................    29,220     226,455
#*  Cytori Therapeutics, Inc...........................    48,084     127,903
    Daxor Corp.........................................    14,561     103,165
*   Depomed, Inc.......................................    15,354     184,248
#   Digirad Corp.......................................   120,709     422,482
#*  Discovery Laboratories, Inc........................     1,415       3,184
#*  Durect Corp........................................   120,100     251,009
#*  Dyax Corp..........................................   173,946   1,464,625
#*  Emergent Biosolutions, Inc.........................   197,001   4,714,234
*   Emeritus Corp......................................    92,315   2,035,546
*   Encision, Inc......................................     2,013       2,033
#*  Endocyte, Inc......................................    13,199     156,672
    Ensign Group, Inc. (The)...........................   120,941   5,069,847
#*  EnteroMedics, Inc..................................     3,200       6,656
#*  Entremed, Inc......................................     9,289      17,928
*   Enzo Biochem, Inc..................................   184,277     517,818
#   Enzon Pharmaceuticals, Inc.........................   213,649     192,284
#*  Exact Sciences Corp................................    80,468   1,046,084
*   Exactech, Inc......................................    48,042   1,070,376
#*  ExamWorks Group, Inc...............................   148,041   4,558,182
*   Fibrocell Science, Inc.............................     3,711      18,258
*   Five Star Quality Care, Inc........................   192,402   1,044,743
#*  Furiex Pharmaceuticals, Inc........................    22,027   1,021,172
#*  Galena Biopharma, Inc..............................        84         443
*   Gentiva Health Services, Inc.......................   166,118   1,887,100
#*  Geron Corp.........................................   165,706     831,844
*   Globus Medical, Inc. Class A.......................    88,941   2,081,219
*   Greatbatch, Inc....................................   144,196   6,129,772
#*  GTx, Inc...........................................    27,196      49,225
#*  Haemonetics Corp...................................   305,738  11,584,413
#*  Hanger, Inc........................................   213,405   7,215,223
#*  Harvard Apparatus Regenerative Technology, Inc.....    33,977     138,966
#*  Harvard Bioscience, Inc............................   135,909     600,718
*   Health Net, Inc....................................   481,190  15,826,339
#   HealthSouth Corp...................................   403,287  12,550,291
*   HealthStream, Inc..................................    99,925   2,899,824
#*  Healthways, Inc....................................   227,350   3,480,729
#*  Hi-Tech Pharmacal Co., Inc.........................    60,287   2,608,016
#   Hill-Rom Holdings, Inc.............................   381,392  13,833,088
#*  HMS Holdings Corp..................................    57,109   1,315,220
*   Hooper Holmes, Inc................................. 1,113,795     569,261
#*  Horizon Pharma, Inc................................    28,436     280,379
#*  iBio, Inc..........................................    20,300      11,689
*   ICU Medical, Inc...................................    93,426   6,026,911
*   Idera Pharmaceuticals, Inc.........................   146,982     681,996
#*  Immunomedics, Inc..................................    62,801     304,585
*   Impax Laboratories, Inc............................   446,926  10,341,868
#*  Incyte Corp., Ltd..................................   113,589   7,442,351
#*  Infinity Pharmaceuticals, Inc......................   123,598   1,588,234
#*  Insys Therapeutics, Inc............................    48,771   2,869,198
*   Integra LifeSciences Holdings Corp.................   186,702   8,674,175

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Health Care -- (Continued)
#    Invacare Corp...................................... 166,688 $ 3,363,764
#*   IPC The Hospitalist Co., Inc.......................  98,243   5,244,211
*    Iridex Corp........................................   4,691      39,733
#*   Isis Pharmaceuticals, Inc..........................  69,742   3,561,027
     Kewaunee Scientific Corp...........................  10,935     181,521
#    Kindred Healthcare, Inc............................ 350,470   6,637,902
#    Landauer, Inc......................................  44,106   2,036,374
*    Lannett Co., Inc................................... 160,463   5,667,553
*    LCA-Vision, Inc....................................  68,039     287,125
     LeMaitre Vascular, Inc.............................  94,561     753,651
#*   LHC Group, Inc.....................................  78,398   1,798,450
*    LifePoint Hospitals, Inc........................... 236,483  12,535,964
#*   Ligand Pharmaceuticals, Inc. Class B...............  96,970   6,006,322
#*   Luminex Corp....................................... 125,405   2,291,149
*    Magellan Health Services, Inc...................... 154,448   9,240,624
*    Mallinckrodt P.L.C.................................   7,989     462,004
#*   Masimo Corp........................................ 342,683  10,023,478
#*   Mast Therapeutics, Inc.............................  76,900      66,980
o#*  Maxygen, Inc....................................... 155,971       4,679
*    MedAssets, Inc..................................... 392,679   8,654,645
o*   MedCath Corp.......................................  65,962     131,924
#*   Medical Action Industries, Inc.....................  76,730     569,337
*    Medicines Co. (The)................................ 405,005  14,077,974
#*   MediciNova, Inc....................................  25,896      59,820
#*   Medidata Solutions, Inc............................ 247,524  15,618,764
#    Meridian Bioscience, Inc........................... 188,443   4,292,732
*    Merit Medical Systems, Inc......................... 224,596   3,227,445
#*   Metabolix, Inc.....................................   2,612       3,735
#    MGC Diagnostics Corp...............................     215       2,378
*    Misonix, Inc.......................................  86,409     443,278
#*   Molina Healthcare, Inc............................. 291,633  10,498,788
*    Momenta Pharmaceuticals, Inc....................... 300,988   5,387,685
#*   MWI Veterinary Supply, Inc.........................  31,225   5,815,968
#*   Myriad Genetics, Inc............................... 502,527  13,884,821
#*   Nanosphere, Inc....................................  44,639      94,188
#    National Healthcare Corp...........................  42,718   2,221,336
*    National Research Corp. Class A....................  88,416   1,326,240
#    National Research Corp. Class B....................  14,736     584,430
*    Natus Medical, Inc................................. 199,728   5,170,958
*    Neogen Corp........................................  99,867   4,196,411
#*   NuVasive, Inc...................................... 284,037  10,634,345
*    Omnicell, Inc...................................... 213,161   5,503,817
#*   OncoGenex Pharmaceutical, Inc......................  11,746     126,857
#*   Oncothyreon, Inc...................................   7,277      15,791
#*   Opko Health, Inc................................... 847,050   6,717,106
#*   OraSure Technologies, Inc..........................  76,848     451,098
*    Orthofix International NV..........................  86,824   1,784,233
#*   Osiris Therapeutics, Inc...........................  25,262     394,340
#    Owens & Minor, Inc................................. 409,769  14,194,398
#*   Pacific Biosciences of California, Inc............. 123,400     886,012
#*   Pain Therapeutics, Inc............................. 145,382     604,789
*    PAREXEL International Corp......................... 324,985  15,862,518
#*   PDI, Inc........................................... 119,189     690,104

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#   PDL BioPharma, Inc................................. 697,874 $ 6,350,653
#*  Pernix Therapeutics Holdings.......................  24,884      56,984
*   PharMerica Corp.................................... 154,364   3,757,220
#*  PhotoMedex, Inc....................................  17,948     249,657
#   Pozen, Inc......................................... 168,990   1,324,882
*   Prestige Brands Holdings, Inc...................... 319,182   9,658,447
#*  Progenics Pharmaceuticals, Inc..................... 149,791     716,001
*   ProPhase Labs, Inc.................................  15,982      33,083
#*  Providence Service Corp. (The).....................  81,612   2,153,741
#*  pSivida Corp.......................................  51,900     243,930
    Psychemedics Corp..................................   6,901     105,654
#   Quality Systems, Inc............................... 359,758   6,623,145
#*  Quidel Corp........................................ 145,341   4,296,280
*   RadNet, Inc........................................ 144,576     273,249
#*  Repligen Corp...................................... 200,456   3,103,059
#*  Repros Therapeutics, Inc...........................   6,764     126,825
#*  Rigel Pharmaceuticals, Inc......................... 215,483     652,913
#*  RTI Surgical, Inc.................................. 252,618     783,116
#*  RXi Pharmaceuticals Corp...........................       2           9
#*  Sagent Pharmaceuticals, Inc........................  49,861     943,869
#*  Sangamo Biosciences, Inc...........................  22,102     427,453
#*  Sciclone Pharmaceuticals, Inc...................... 323,201   1,519,045
    Select Medical Holdings Corp....................... 471,015   5,086,962
    Simulations Plus, Inc..............................  35,178     200,515
*   Skilled Healthcare Group, Inc. Class A............. 101,578     464,211
    Span-America Medical Systems, Inc..................  12,193     241,909
*   Special Diversified Opportunities, Inc.............   1,950       2,204
*   Spectranetics Corp................................. 109,297   2,843,908
#*  Spectrum Pharmaceuticals, Inc...................... 280,684   2,360,552
*   Staar Surgical Co..................................  79,542   1,306,080
#*  StemCells, Inc.....................................  10,349      15,730
#*  Stereotaxis, Inc...................................   8,630      44,272
#   STERIS Corp........................................ 333,035  15,282,976
#*  Sucampo Pharmaceuticals, Inc. Class A..............  78,630     649,484
#*  SurModics, Inc.....................................  79,987   1,950,083
*   Symmetry Medical, Inc.............................. 173,894   1,690,250
*   Targacept, Inc.....................................  33,471     147,607
*   Team Health Holdings, Inc.......................... 317,151  13,688,237
*   Thoratec Corp...................................... 362,578  12,668,475
#*  Threshold Pharmaceuticals, Inc.....................  10,400      50,752
*   Tornier NV.........................................  84,330   1,533,963
#*  Transcept Pharmaceuticals, Inc.....................  73,786     244,970
*   Triple-S Management Corp. Class B..................  97,628   1,741,684
#   Universal American Corp............................ 348,712   2,458,420
#*  Uroplasty, Inc.....................................  12,442      56,238
    US Physical Therapy, Inc...........................  55,850   1,759,834
#   Utah Medical Products, Inc.........................  17,265     918,498
*   Vascular Solutions, Inc............................  81,556   1,921,459
#*  VCA Antech, Inc.................................... 578,974  18,492,430
#*  Vical, Inc.........................................  12,783      17,257
#*  Vision Sciences, Inc...............................   4,525       6,471
#*  Volcano Corp.......................................  16,523     346,818
#*  WellCare Health Plans, Inc.........................  67,375   4,386,786

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
    West Pharmaceutical Services, Inc.................. 351,188 $ 16,663,871
*   Wright Medical Group, Inc.......................... 255,723    7,776,536
#*  XenoPort, Inc......................................  30,601      175,956
    Xstelos Holdings, Inc..............................  22,800       27,474
#*  Zalicus, Inc.......................................   3,542        5,207
#*  Zeltiq Aesthetics, Inc.............................   1,900       38,931
                                                                ------------
Total Health Care......................................          784,472,861
                                                                ------------
Industrials -- (15.4%)
    AAON, Inc.......................................... 215,491    6,391,463
    AAR Corp........................................... 225,204    6,001,687
    ABM Industries, Inc................................ 348,473    9,290,290
#   Acacia Research Corp............................... 215,375    2,976,483
#*  ACCO Brands Corp................................... 264,095    1,534,392
#*  Accuride Corp......................................  36,019      137,232
    Aceto Corp......................................... 181,285    3,864,996
    Acme United Corp...................................   7,500      109,200
#   Acorn Energy, Inc..................................  81,749      283,669
*   Active Power, Inc..................................  77,492      258,048
#   Actuant Corp. Class A.............................. 437,245   14,962,524
*   Adept Technology, Inc..............................  63,689    1,099,909
#*  Advisory Board Co. (The)........................... 214,142   13,557,330
#*  Aegion Corp........................................ 237,200    4,867,344
*   AeroCentury Corp...................................   2,989       46,688
#*  Aerovironment, Inc................................. 151,205    4,508,933
*   Air Transport Services Group, Inc.................. 262,861    1,653,396
    Aircastle, Ltd..................................... 213,426    4,031,617
    Alamo Group, Inc...................................  61,427    3,084,864
    Albany International Corp. Class A................. 171,908    5,942,860
#   Allegiant Travel Co................................ 109,313    9,955,135
#   Alliant Techsystems, Inc........................... 169,067   24,294,928
o   Allied Defense Group, Inc..........................  59,074        4,726
    Allied Motion Technologies, Inc....................  12,558      142,157
#   Altra Industrial Motion Corp....................... 180,076    5,647,183
    AMERCO.............................................  73,467   16,363,305
#*  Ameresco, Inc. Class A.............................  73,348      723,211
#*  American Airlines Group, Inc.......................   3,927      131,751
#   American Railcar Industries, Inc................... 113,169    5,536,227
    American Science & Engineering, Inc................  43,142    2,950,481
#*  American Superconductor Corp.......................  57,131       85,697
#*  American Woodmark Corp.............................  62,469    2,193,287
    Ampco-Pittsburgh Corp..............................  37,840      673,930
*   AMREP Corp.........................................   8,340       60,048
#   Apogee Enterprises, Inc............................ 186,202    6,293,628
    Applied Industrial Technologies, Inc............... 265,837   13,435,402
*   ARC Document Solutions, Inc........................ 243,642    1,846,806
    Argan, Inc.........................................  59,098    1,678,974
#   Arkansas Best Corp................................. 144,229    4,945,612
#*  Arotech Corp.......................................  51,381      137,187
    Art's-Way Manufacturing Co., Inc...................     400        2,376
#*  Ascent Solar Technologies, Inc..................... 100,796       69,549
#   Astec Industries, Inc.............................. 104,240    3,877,728
*   Astronics Corp.....................................  73,565    4,456,200

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Astronics Corp. Class B............................  13,683 $   821,938
#*  Atlas Air Worldwide Holdings, Inc.................. 140,555   4,965,808
#*  Avalon Holdings Corp. Class A......................  41,336     227,348
*   Avis Budget Group, Inc............................. 435,404  16,419,085
#   AZZ, Inc........................................... 155,533   6,502,835
    Baltic Trading, Ltd................................  88,530     512,589
#   Barnes Group, Inc.................................. 342,892  12,837,876
#   Barrett Business Services, Inc.....................  45,323   3,553,776
#*  Beacon Roofing Supply, Inc......................... 293,978  11,109,429
*   Blount International, Inc.......................... 264,090   3,385,634
#*  BlueLinx Holdings, Inc............................. 119,501     190,007
    Brady Corp. Class A................................ 251,875   6,891,300
*   Breeze-Eastern Corp................................  41,547     388,464
#   Briggs & Stratton Corp............................. 278,644   5,871,029
    Brink's Co. (The).................................. 300,536   9,508,959
#*  Builders FirstSource, Inc.......................... 137,362   1,105,764
#*  CAI International, Inc.............................  94,450   1,954,171
#*  Casella Waste Systems, Inc. Class A................ 141,882     727,855
#*  CBIZ, Inc.......................................... 242,589   2,086,265
    CDI Corp...........................................  70,558   1,207,953
    Ceco Environmental Corp............................ 103,026   1,601,024
#   Celadon Group, Inc................................. 124,359   2,584,180
#*  Cenveo, Inc........................................  24,095      79,995
#*  Chart Industries, Inc.............................. 150,375  12,848,040
    Chicago Rivet & Machine Co.........................   3,723     155,063
    CIRCOR International, Inc.......................... 105,539   7,600,919
#   CLARCOR, Inc.......................................  74,853   4,148,353
#   Coleman Cable, Inc.................................  82,105   2,154,435
*   Columbus McKinnon Corp............................. 107,298   2,652,407
    Comfort Systems USA, Inc........................... 219,181   3,734,844
#*  Commercial Vehicle Group, Inc...................... 169,577   1,356,616
#   Compx International, Inc...........................   9,814     127,975
    Con-way, Inc....................................... 381,120  14,661,686
    Conrad Industries, Inc.............................   6,600     248,886
*   Consolidated Graphics, Inc.........................  52,293   3,390,678
#   Corporate Executive Board Co. (The)................ 212,434  15,528,925
    Courier Corp.......................................  43,766     691,065
#   Covanta Holding Corp...............................  41,531     747,558
*   Covenant Transportation Group, Inc. Class A........ 158,118   1,385,114
#*  CPI Aerostructures, Inc............................  28,946     400,902
*   CRA International, Inc.............................  38,940     734,408
#   Cubic Corp......................................... 150,767   7,467,490
    Curtiss-Wright Corp................................ 258,251  15,861,776
    Deluxe Corp........................................ 327,710  15,910,321
#*  DigitalGlobe, Inc.................................. 493,255  18,832,476
*   Dolan Co. (The).................................... 109,295      19,673
#   Douglas Dynamics, Inc.............................. 112,075   1,627,329
#*  Ducommun, Inc......................................  60,894   1,735,479
*   DXP Enterprises, Inc...............................  80,035   7,686,561
*   Dycom Industries, Inc.............................. 203,570   5,665,353
    Dynamic Materials Corp.............................  62,959   1,374,395
#*  Eagle Bulk Shipping, Inc...........................  59,714     229,302
#   Eastern Co. (The)..................................  20,021     311,126

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
#*  Echo Global Logistics, Inc......................... 115,160 $ 2,336,596
#   Ecology and Environment, Inc. Class A..............  10,494     119,422
    EMCOR Group, Inc................................... 321,232  13,655,572
#   Encore Wire Corp................................... 119,912   6,126,304
#*  Energy Recovery, Inc............................... 163,092     698,034
*   EnerNOC, Inc....................................... 154,144   3,452,826
#   EnerSys, Inc....................................... 269,950  18,372,797
*   Engility Holdings, Inc.............................  26,577   1,018,165
    Ennis, Inc......................................... 118,645   1,716,793
#*  EnPro Industries, Inc.............................. 131,105   9,510,357
*   Environmental Tectonics Corp.......................   7,400      14,134
    EnviroStar, Inc....................................   4,443      13,329
    ESCO Technologies, Inc............................. 131,181   4,578,217
#   Espey Manufacturing & Electronics Corp.............  11,781     368,156
#*  Esterline Technologies Corp........................ 177,418  18,265,183
    Exelis, Inc........................................ 780,550  15,290,975
    Exponent, Inc......................................  68,446   4,943,170
*   Federal Signal Corp................................ 376,007   4,632,406
#*  Flow International Corp............................ 224,334     906,309
    Forward Air Corp................................... 185,059   8,242,528
#*  Franklin Covey Co.................................. 113,617   2,171,221
#   Franklin Electric Co., Inc......................... 291,488  11,612,882
#   FreightCar America, Inc............................  59,293   1,362,553
*   FTI Consulting, Inc................................ 243,292   9,018,834
*   Fuel Tech, Inc..................................... 137,165     908,032
*   Furmanite Corp..................................... 210,314   2,456,468
    G&K Services, Inc. Class A......................... 106,746   5,966,034
    GATX Corp.......................................... 253,276  14,664,680
#*  Genco Shipping & Trading, Ltd...................... 144,051     303,948
*   Gencor Industries, Inc.............................   5,287      48,429
#*  GenCorp, Inc....................................... 228,340   3,886,347
#   Generac Holdings, Inc.............................. 240,144  11,558,131
#   General Cable Corp................................. 294,888   8,413,155
*   Gibraltar Industries, Inc.......................... 150,039   2,679,697
#   Global Power Equipment Group, Inc..................  44,936     800,310
#*  Goldfield Corp. (The)..............................  77,899     155,798
    Gorman-Rupp Co. (The).............................. 121,148   3,856,141
*   GP Strategies Corp................................. 100,026   2,775,722
#*  GrafTech International, Ltd........................ 163,257   1,673,384
    Graham Corp........................................  51,665   1,844,957
#   Granite Construction, Inc.......................... 209,553   6,976,019
#*  Great Lakes Dredge & Dock Corp..................... 330,490   2,488,590
#*  Greenbrier Cos., Inc............................... 177,836   6,524,803
#   Griffon Corp....................................... 269,390   3,383,538
*   H&E Equipment Services, Inc........................ 225,170   6,818,148
    Hardinge, Inc......................................  53,864     741,707
    Harsco Corp........................................ 518,474  13,164,055
#*  Hawaiian Holdings, Inc............................. 319,774   3,248,904
#   Healthcare Services Group, Inc..................... 137,389   3,727,364
#   Heartland Express, Inc............................. 543,356  11,443,077
#   HEICO Corp......................................... 139,212   7,408,863
    HEICO Corp. Class A................................ 152,556   5,942,056
    Heidrick & Struggles International, Inc............  78,602   1,311,081

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#*  Heritage-Crystal Clean, Inc........................     4,651 $    77,300
    Herman Miller, Inc.................................   364,153  10,207,209
*   Hill International, Inc............................   142,630     647,540
#   HNI Corp...........................................   266,214   9,133,802
*   Horizon Lines, Inc. Class A........................     4,998       3,499
#   Houston Wire & Cable Co............................   134,612   1,780,917
*   Hub Group, Inc. Class A............................   226,620   9,393,399
#*  Hudson Global, Inc.................................   123,326     489,604
#*  Hudson Technologies, Inc...........................     3,900      14,118
    Huntington Ingalls Industries, Inc.................   227,971  21,661,804
    Hurco Cos., Inc....................................    24,776     642,194
*   Huron Consulting Group, Inc........................   140,645   9,316,325
*   Huttig Building Products, Inc......................   100,706     397,789
    Hyster-Yale Materials Handling, Inc................    74,820   6,416,563
*   ICF International, Inc.............................    91,697   3,086,521
*   II-VI, Inc.........................................   318,419   4,862,258
#*  InnerWorkings, Inc.................................   132,365     998,032
#*  Innovative Solutions & Support, Inc................    46,017     312,916
    Insperity, Inc.....................................   145,126   4,792,061
    Insteel Industries, Inc............................    78,948   1,470,801
#*  Integrated Electrical Services, Inc................    30,483     185,946
*   Intelligent Systems Corp...........................    32,937      63,898
#   Interface, Inc.....................................   387,131   8,110,394
#   International Shipholding Corp.....................    18,655     499,767
#   Intersections, Inc.................................    90,158     667,169
    ITT Corp...........................................   239,815   9,820,424
#*  JetBlue Airways Corp............................... 1,694,037  14,839,764
    John Bean Technologies Corp........................   169,196   5,223,081
*   JPS Industries, Inc................................     8,700      50,765
    Kadant, Inc........................................    37,897   1,360,881
#   Kaman Corp.........................................   168,988   6,549,975
#   Kelly Services, Inc. Class A.......................   190,405   4,565,912
    Kelly Services, Inc. Class B.......................       350       8,407
*   Key Technology, Inc................................    20,756     264,431
    Kforce, Inc........................................   204,160   3,701,421
    Kimball International, Inc. Class B................   150,158   2,232,849
#   Knight Transportation, Inc.........................   520,132  11,104,818
#   Knoll, Inc.........................................   273,890   4,546,574
*   Korn/Ferry International...........................   297,938   6,989,625
#*  Kratos Defense & Security Solutions, Inc...........   291,534   2,107,791
#   Landstar System, Inc...............................   213,821  12,281,878
#*  Lawson Products, Inc...............................    35,060     498,553
#*  Layne Christensen Co...............................    88,751   1,505,217
    LB Foster Co. Class A..............................    46,887   2,018,954
#   Lindsay Corp.......................................    78,825   6,700,125
#*  LMI Aerospace, Inc.................................    50,099     691,366
    LS Starrett Co. (The) Class A......................    29,019     464,304
    LSI Industries, Inc................................    97,700     824,588
#*  Luna Innovations, Inc..............................     6,456       9,038
*   Lydall, Inc........................................    63,864   1,128,477
#*  Magnetek, Inc......................................    38,959     965,404
#*  Manitex International, Inc.........................     6,890      96,598
#   Manitowoc Co., Inc. (The)..........................   789,124  22,450,578

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#   Marten Transport, Ltd..............................   163,734 $ 3,122,407
#*  MasTec, Inc........................................   498,398  17,912,424
    Mastech Holdings, Inc..............................     2,073      28,981
#   Matson, Inc........................................   253,982   6,077,789
#   McGrath RentCorp...................................   104,220   3,816,536
#*  Meritor, Inc.......................................   535,965   5,884,896
#*  Metalico, Inc......................................   168,185     304,415
*   Mfri, Inc..........................................    32,612     473,526
#*  Middleby Corp......................................    75,298  18,566,981
#   Miller Industries, Inc.............................    57,987   1,063,482
#   Mine Safety Appliances Co..........................   219,427  11,054,732
*   Mistras Group, Inc.................................   124,346   2,904,723
*   Mobile Mini, Inc...................................   277,247  10,721,142
*   Moog, Inc. Class A.................................   206,386  12,395,543
*   Moog, Inc. Class B.................................    10,012     602,923
    Mueller Industries, Inc............................   183,447  11,417,741
    Mueller Water Products, Inc. Class A............... 1,008,955   8,757,729
    Multi-Color Corp...................................    67,414   2,424,207
*   MYR Group, Inc.....................................   122,796   3,078,496
    National Presto Industries, Inc....................    27,933   2,125,422
*   Navigant Consulting, Inc...........................   253,554   4,454,944
#*  Navistar International Corp........................   139,750   4,307,095
*   NCI Building Systems, Inc..........................    22,318     411,544
#   NL Industries, Inc.................................   150,263   1,658,904
    NN, Inc............................................    97,338   1,721,909
*   Nortek, Inc........................................     1,844     138,687
*   Northwest Pipe Co..................................    40,874   1,433,860
#*  Ocean Power Technologies, Inc......................    34,916      81,005
#*  Odyssey Marine Exploration, Inc....................   125,767     243,988
#   Omega Flex, Inc....................................    25,792     514,808
*   On Assignment, Inc.................................   351,135  10,421,687
*   Orbit International Corp...........................     1,977       6,880
*   Orbital Sciences Corp..............................   364,091   8,902,025
*   Orion Energy Systems, Inc..........................    81,618     537,863
*   Orion Marine Group, Inc............................    84,584     947,341
*   Pacer International, Inc...........................   210,417   1,853,774
*   PAM Transportation Services, Inc...................    33,028     653,954
*   Park-Ohio Holdings Corp............................    61,852   2,956,526
*   Patrick Industries, Inc............................    63,302   2,278,872
#*  Patriot Transportation Holding, Inc................    38,246   1,395,214
*   Pendrell Corp......................................   161,066     235,156
*   PGT, Inc...........................................   292,844   3,127,574
#*  Pike Corp..........................................   166,625   1,756,228
#*  Plug Power, Inc....................................    66,963     202,228
#*  PMFG, Inc..........................................    35,785     267,314
#*  Polypore International, Inc........................   218,658   7,248,513
    Powell Industries, Inc.............................    62,938   3,865,023
#*  PowerSecure International, Inc.....................   137,790   2,659,347
    Preformed Line Products Co.........................    22,931   1,547,384
    Primoris Services Corp.............................   308,723   9,808,130
#*  Proto Labs, Inc....................................   149,702  11,880,351
#   Providence and Worcester Railroad Co...............     5,591     104,831
    Quad/Graphics, Inc.................................     9,461     216,941

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Quality Distribution, Inc.......................... 162,208 $ 2,230,360
    Quanex Building Products Corp...................... 206,307   3,909,518
#   Raven Industries, Inc.............................. 191,811   7,183,322
*   RBC Bearings, Inc.................................. 123,005   7,975,644
#*  RCM Technologies, Inc.............................. 146,273     984,417
#*  Real Goods Solar, Inc. Class A.....................   2,817      11,127
*   Republic Airways Holdings, Inc..................... 242,919   2,383,035
    Resources Connection, Inc.......................... 219,528   2,959,237
#*  Rexnord Corp.......................................  54,705   1,421,236
*   Roadrunner Transportation Systems, Inc............. 198,797   5,218,421
*   RPX Corp........................................... 315,783   5,122,000
    RR Donnelley & Sons Co............................. 526,113   9,717,307
#*  Rush Enterprises, Inc. Class A..................... 147,149   4,067,198
*   Rush Enterprises, Inc. Class B.....................  37,831     886,380
*   Saia, Inc.......................................... 150,601   5,069,230
    Schawk, Inc........................................  84,726   1,023,490
*   Schuff International, Inc..........................   6,400     121,472
    Servotronics, Inc..................................   1,500      11,880
    SIFCO Industries, Inc..............................  17,466     519,264
    Simpson Manufacturing Co., Inc..................... 291,676   9,508,638
    SkyWest, Inc....................................... 252,677   3,287,328
    SL Industries, Inc.................................  20,885     543,428
#   SmartPros, Ltd.....................................  10,300      24,720
*   SP Plus Corp.......................................  74,885   1,891,595
#*  Sparton Corp.......................................  40,544   1,129,961
*   Spirit Airlines, Inc............................... 478,914  22,461,067
#*  Standard Register Co. (The)........................  29,933     209,830
    Standex International Corp.........................  64,046   3,642,936
    Steelcase, Inc. Class A............................ 566,404   8,365,787
*   Sterling Construction Co., Inc.....................  57,288     619,856
#   Sun Hydraulics Corp................................ 129,530   4,734,322
#*  Supreme Industries, Inc. Class A................... 113,237     785,865
#*  Swift Transportation Co............................ 506,395  11,039,411
    Sypris Solutions, Inc.............................. 285,243     852,877
#   TAL International Group, Inc....................... 213,266   9,176,836
#*  Taser International, Inc........................... 331,743   5,327,793
#*  Team, Inc.......................................... 105,453   4,463,826
#*  Tecumseh Products Co. Class A......................  47,621     400,016
*   Tecumseh Products Co. Class B......................   4,097      34,087
*   Tel-Instrument Electronics Corp....................   8,400      45,948
*   Teledyne Technologies, Inc......................... 117,192  10,766,429
#   Tennant Co......................................... 103,811   6,657,399
#*  Tetra Tech, Inc.................................... 383,619  11,320,597
#   Textainer Group Holdings, Ltd...................... 238,948   8,671,423
*   Thermon Group Holdings, Inc........................  57,503   1,557,181
    Titan International, Inc........................... 279,824   4,689,850
#*  Titan Machinery, Inc...............................  99,135   1,615,901
    Toro Co. (The)..................................... 212,878  13,487,950
#*  Transcat, Inc......................................   5,600      48,384
#*  TRC Cos., Inc...................................... 357,086   2,424,614
#*  Trex Co., Inc......................................  97,821   6,879,751
*   Trimas Corp........................................ 268,955   9,359,634
    Trinity Industries, Inc............................  34,441   2,005,499

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CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Industrials -- (Continued)
*   TrueBlue, Inc...................................... 257,752 $    6,322,657
*   Tufco Technologies, Inc............................   4,700         28,482
*   Tutor Perini Corp.................................. 270,427      6,111,650
    Twin Disc, Inc.....................................  43,371      1,022,254
*   Ultralife Corp.....................................  60,836        253,078
    UniFirst Corp......................................  82,268      8,703,954
#   United Stationers, Inc............................. 250,486     10,377,635
#   Universal Forest Products, Inc.....................  99,511      5,229,303
*   Universal Security Instruments, Inc................   1,595          7,449
#   Universal Truckload Services, Inc..................  50,916      1,477,073
    US Ecology, Inc.................................... 122,737      4,389,075
#*  USA Truck, Inc.....................................  29,426        434,034
#*  USG Corp........................................... 203,324      6,221,714
#   UTi Worldwide, Inc................................. 629,899      9,864,218
*   Versar, Inc........................................  27,782        135,854
    Viad Corp.......................................... 104,073      2,736,079
*   Vicor Corp......................................... 107,188      1,107,252
#*  Virco Manufacturing Corp...........................  30,131         80,148
*   Volt Information Sciences, Inc..................... 119,747      1,196,871
    VSE Corp...........................................  11,278        497,473
#*  Wabash National Corp............................... 412,569      5,656,321
    Watsco, Inc. Class B...............................  12,022      1,143,773
    Watts Water Technologies, Inc. Class A............. 177,490      9,942,990
#   Werner Enterprises, Inc............................ 463,579     12,080,869
#*  Wesco Aircraft Holdings, Inc....................... 220,015      4,917,335
*   Willdan Group, Inc.................................   9,040         42,759
*   Willis Lease Finance Corp..........................  26,350        446,106
    Woodward, Inc......................................  32,456      1,390,740
#   WSI Industries, Inc................................   1,900         12,350
*   Xerium Technologies, Inc...........................   8,906        149,265
#*  XPO Logistics, Inc.................................  72,885      1,816,294
#*  YRC Worldwide, Inc.................................   8,808        193,600
                                                                --------------
Total Industrials......................................          1,469,168,644
                                                                --------------
Information Technology -- (15.5%)
#*  3D Systems Corp....................................  93,081      7,235,186
*   Accelrys, Inc...................................... 287,382      3,615,266
#*  ACI Worldwide, Inc................................. 232,816     14,110,978
#*  Actuate Corp....................................... 286,143      2,174,687
*   Acxiom Corp........................................ 483,628     17,391,263
#*  ADDvantage Technologies Group, Inc.................   6,085         20,020
#   ADTRAN, Inc........................................ 316,707      8,041,191
*   Advanced Energy Industries, Inc.................... 256,201      6,994,287
#*  Advanced Micro Devices, Inc........................  85,320        292,648
*   Advanced Photonix, Inc. Class A....................   3,313          2,253
    Advent Software, Inc............................... 331,684     10,899,136
#*  Aehr Test Systems..................................  11,205         28,125
*   Aeroflex Holding Corp.............................. 100,232        690,598
#*  Aetrium, Inc.......................................     721          4,456
*   Agilysys, Inc...................................... 111,649      1,462,602
#*  Alpha & Omega Semiconductor, Ltd...................  15,353        111,463
    American Software, Inc. Class A.................... 132,346      1,334,048
#*  Amkor Technology, Inc.............................. 684,883      3,629,880

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Amtech Systems, Inc................................  35,270 $   341,061
#*  ANADIGICS, Inc..................................... 265,907     523,837
*   Anaren, Inc........................................  62,532   1,747,769
    Anixter International, Inc......................... 180,205  15,807,583
#*  AOL, Inc...........................................  45,260   2,085,581
#*  Applied Micro Circuits Corp........................ 263,957   2,665,966
*   ARRIS Group, Inc................................... 747,557  19,361,726
*   Aspen Technology, Inc.............................. 140,271   6,392,149
*   Astea International, Inc...........................   2,800       8,400
    Astro-Med, Inc.....................................  30,318     412,022
*   ATMI, Inc.......................................... 199,301   5,516,652
*   Autobytel, Inc..................................... 141,737   2,109,047
#*  AVG Technologies NV................................ 178,543   2,962,028
#*  Aviat Networks, Inc................................ 234,019     444,636
#*  Avid Technology, Inc............................... 146,001   1,013,247
    AVX Corp...........................................  36,578     472,588
#*  Aware, Inc.........................................  74,261     482,696
*   Axcelis Technologies, Inc.......................... 391,955     948,531
*   AXT, Inc........................................... 182,535     445,385
#   Badger Meter, Inc..................................  79,916   4,070,921
#*  Bankrate, Inc...................................... 468,156   7,766,708
#*  Bazaarvoice, Inc...................................  87,690     635,752
#   Bel Fuse, Inc. Class A.............................   8,954     168,335
    Bel Fuse, Inc. Class B.............................  35,045     671,813
    Belden, Inc........................................ 250,180  16,189,148
*   Benchmark Electronics, Inc......................... 243,068   5,524,936
#   Black Box Corp.....................................  68,151   1,868,019
#   Blackbaud, Inc..................................... 209,485   7,218,853
*   Blonder Tongue Laboratories........................  22,536      22,987
*   Blucora, Inc....................................... 272,708   6,984,052
*   Bogen Communications International.................  11,900      14,577
o   Bogen Corp.........................................  11,900          --
    Booz Allen Hamilton Holding Corp................... 235,197   4,299,401
#*  Bottomline Technologies de, Inc.................... 210,336   7,281,832
*   BroadVision, Inc...................................  15,154     174,574
*   Brocade Communications Systems, Inc................  20,145     188,154
    Brooks Automation, Inc............................. 367,101   3,726,075
*   Bsquare Corp.......................................  35,768     125,546
*   BTU International, Inc.............................  20,326      59,352
*   Cabot Microelectronics Corp........................ 142,521   5,746,447
#*  CACI International, Inc. Class A................... 149,321  11,052,740
*   CalAmp Corp........................................ 425,510  12,544,035
*   Calix, Inc......................................... 299,932   2,378,461
*   Cardtronics, Inc................................... 285,359  10,992,029
*   Cascade Microtech, Inc.............................  59,611     613,993
#   Cass Information Systems, Inc......................  41,888   2,266,979
#*  Ceva, Inc.......................................... 120,355   2,092,973
*   Checkpoint Systems, Inc............................ 217,058   2,895,554
#*  China Information Technology, Inc..................  55,389     296,885
*   ChyronHego Corp....................................   1,822       5,120
*   CIBER, Inc......................................... 380,779   1,477,423
#*  Ciena Corp......................................... 674,062  15,725,866
#*  Cinedigm Corp...................................... 543,743   1,435,482

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Cirrus Logic, Inc..................................   379,791 $ 6,650,140
*   Clearfield, Inc....................................    83,511   2,083,599
#   Cognex Corp........................................   465,402  18,360,109
*   Coherent, Inc......................................   130,755   8,739,664
    Cohu, Inc..........................................    98,230   1,017,663
o#  Commerce One LLC...................................    45,000          --
    Communications Systems, Inc........................    32,263     384,898
#   Computer Task Group, Inc...........................    88,873   1,436,188
    Compuware Corp..................................... 1,013,834  10,280,277
*   comScore, Inc......................................    36,030     987,582
#   Comtech Telecommunications Corp....................    99,951   3,040,509
*   Comverse, Inc......................................    38,300   1,380,332
    Concurrent Computer Corp...........................    42,599     361,240
*   Constant Contact, Inc..............................   136,973   3,699,641
#   Convergys Corp.....................................   527,042  10,735,846
    Conversant, Inc....................................   438,228   9,421,902
*   CoreLogic, Inc.....................................   289,920   9,233,952
*   CoStar Group, Inc..................................    79,131  13,613,697
#*  Cray, Inc..........................................   232,917   6,868,722
#*  Crexendo, Inc......................................    23,717      72,930
#   CSG Systems International, Inc.....................   205,588   6,159,416
#   CSP, Inc...........................................     8,385      68,338
    CTS Corp...........................................   203,510   3,803,602
#*  CVD Equipment Corp.................................    10,329     138,099
*   CyberOptics Corp...................................    28,233     194,808
    Daktronics, Inc....................................   239,816   3,503,712
*   Data I/O Corp......................................     7,300      22,557
#*  Datalink Corp......................................   109,408   1,589,698
#*  Dataram Corp.......................................     4,244      10,780
*   Datawatch Corp.....................................     3,832     107,296
*   Dealertrack Technologies, Inc......................   265,708  12,395,278
#*  Demand Media, Inc..................................    92,720     534,994
#*  Dice Holdings, Inc.................................   317,356   2,221,492
#   Diebold, Inc.......................................   375,881  12,625,843
*   Digi International, Inc............................   116,143   1,196,273
#   Digimarc Corp......................................    27,972   1,023,216
*   Digital River, Inc.................................   191,738   3,370,754
#*  Diodes, Inc........................................   284,139   6,509,624
*   Dot Hill Systems Corp..............................   691,220   3,373,154
*   DSP Group, Inc.....................................    99,861     894,755
#*  DTS, Inc...........................................    86,466   1,792,440
#   EarthLink Holdings Corp............................   503,424   2,184,860
#   Ebix, Inc..........................................   169,396   2,300,398
#*  Echelon Corp.......................................    48,148     195,481
*   Edgewater Technology, Inc..........................    43,768     234,596
#*  Elecsys Corp.......................................    10,067     133,287
    Electro Rent Corp..................................   103,612   1,742,754
    Electro Scientific Industries, Inc.................   126,816   1,374,685
*   Electronics for Imaging, Inc.......................   303,315  12,851,457
#*  Ellie Mae, Inc.....................................   138,971   3,627,143
#*  eMagin Corp........................................    63,552     188,114
#*  Emcore Corp........................................    97,022     472,497
#*  Emulex Corp........................................   515,299   3,792,601

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Entegris, Inc...................................... 837,631 $ 8,811,878
*   Entropic Communications, Inc....................... 448,525   1,870,349
*   Envestnet, Inc.....................................  15,866     678,271
*   Envivio, Inc.......................................   3,100      11,222
*   EPAM Systems, Inc.................................. 154,516   6,319,704
    EPIQ Systems, Inc.................................. 148,624   2,134,241
*   ePlus, Inc.........................................  24,069   1,298,282
*   Euronet Worldwide, Inc............................. 321,872  13,795,434
    Evolving Systems, Inc..............................   5,500      53,680
*   Exar Corp.......................................... 233,095   2,566,376
#*  ExlService Holdings, Inc........................... 181,618   4,567,693
*   Extreme Networks................................... 454,145   3,324,341
#*  Fabrinet........................................... 119,548   2,208,052
    Fair Isaac Corp.................................... 213,335  11,596,891
#*  Fairchild Semiconductor International, Inc......... 716,524   9,142,846
#*  FalconStor Software, Inc........................... 137,274     205,911
*   FARO Technologies, Inc.............................  98,450   5,091,834
#   FEI Co.............................................  76,854   7,202,757
#*  Finisar Corp....................................... 631,992  14,984,530
*   FormFactor, Inc.................................... 286,391   1,844,358
#   Forrester Research, Inc............................ 112,668   4,229,557
#*  Frequency Electronics, Inc.........................  47,309     571,966
*   Fusion-io, Inc.....................................  54,440     598,840
#*  Giga-tronics, Inc..................................   3,942       5,519
#*  GigOptix, Inc......................................  17,782      27,384
*   Global Cash Access Holdings, Inc................... 384,149   3,257,584
#   Globalscape, Inc...................................  11,073      40,416
*   GSE Systems, Inc...................................  72,970     127,697
*   GSI Group, Inc.....................................  69,472     749,603
#*  GSI Technology, Inc................................ 102,039     679,580
#*  GT Advanced Technologies, Inc...................... 495,965   5,093,561
#*  Guidance Software, Inc.............................  45,529     491,258
#*  Guidewire Software, Inc............................ 140,160   6,616,954
    Hackett Group, Inc. (The).......................... 185,183   1,092,580
*   Harmonic, Inc...................................... 595,028   3,903,384
#   Heartland Payment Systems, Inc..................... 228,178   9,836,754
*   Higher One Holdings, Inc...........................  29,137     226,103
#*  Hittite Microwave Corp............................. 151,560   8,691,966
*   Hutchinson Technology, Inc......................... 102,848     390,822
#*  ID Systems, Inc....................................  38,571     233,355
*   Identive Group, Inc................................ 128,478     125,780
#*  IEC Electronics Corp...............................  33,539     132,479
*   iGATE Corp......................................... 367,412  12,400,155
*   Ikanos Communications, Inc......................... 218,977     218,977
*   Imation Corp....................................... 143,848     691,909
#*  Immersion Corp.....................................  91,211   1,067,169
#*  Infinera Corp...................................... 729,108   6,357,822
*   Innodata, Inc......................................  80,576     232,865
#*  Inphi Corp......................................... 100,004   1,148,046
*   Insight Enterprises, Inc........................... 235,845   4,976,329
#*  Integrated Device Technology, Inc.................. 945,336   9,122,492
*   Integrated Silicon Solution, Inc................... 149,454   1,759,074
*   Interactive Intelligence Group, Inc................  70,851   5,380,425

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#   InterDigital, Inc.................................. 126,387 $ 3,633,626
#*  Internap Network Services Corp..................... 321,508   2,620,290
#*  International Rectifier Corp....................... 425,883  11,077,217
*   Internet Patents Corp..............................   1,533       4,798
*   Interphase Corp....................................  23,732      93,504
#   Intersil Corp. Class A............................. 772,137   8,756,034
#*  inTEST Corp........................................  43,077     166,708
#*  Intevac, Inc.......................................  92,110     683,456
*   IntraLinks Holdings, Inc........................... 113,361   1,199,359
*   IntriCon Corp......................................  23,513     105,103
#*  InvenSense, Inc....................................  48,147     948,014
#*  iPass, Inc......................................... 479,670     820,236
*   Iteris, Inc........................................  19,424      43,898
#*  Itron, Inc......................................... 215,186   8,689,211
#*  Ixia............................................... 434,499   5,557,242
    IXYS Corp.......................................... 129,343   1,641,363
#   j2 Global, Inc..................................... 297,420  13,487,997
*   Kemet Corp......................................... 180,178     994,583
*   Key Tronic Corp....................................  50,515     530,407
#*  Kofax, Ltd.........................................   8,812      65,121
*   Kopin Corp......................................... 271,967   1,044,353
*   Kulicke & Soffa Industries, Inc.................... 455,458   5,301,531
#*  KVH Industries, Inc................................ 112,894   1,487,943
*   Lantronix, Inc.....................................   2,333       5,832
*   Lattice Semiconductor Corp......................... 701,006   4,051,815
#   Lexmark International, Inc. Class A................ 428,784  16,804,045
*   LGL Group, Inc. (The)..............................   7,103      40,629
#*  Lightpath Technologies, Inc. Class A...............   1,850       2,720
#*  Limelight Networks, Inc............................ 400,054     764,103
*   Lionbridge Technologies, Inc....................... 332,158   1,826,869
#*  Liquidity Services, Inc............................   2,870      68,220
    Littelfuse, Inc.................................... 133,847  11,979,306
#*  LogMeIn, Inc.......................................     920      31,243
*   LoJack Corp........................................  88,416     350,127
*   LTX-Credence Corp.................................. 319,926   2,735,367
#*  M/A-COM Technology Solutions Holdings, Inc.........   2,500      42,500
*   Magnachip Semiconductor Corp....................... 221,315   3,498,990
*   Management Network Group, Inc......................  42,154     128,570
*   Manhattan Associates, Inc.......................... 464,776  15,672,247
#   ManTech International Corp. Class A................  89,354   2,600,201
#   Marchex, Inc. Class B.............................. 103,240     966,326
#*  Mattersight Corp...................................  26,897     154,927
*   Mattson Technology, Inc............................ 142,298     422,625
    MAXIMUS, Inc....................................... 313,162  13,268,674
*   MaxLinear, Inc. Class A............................  40,536     415,899
#*  Maxwell Technologies, Inc.......................... 133,594   1,090,127
#*  Measurement Specialties, Inc.......................  80,348   4,432,799
#*  Mediabistro, Inc...................................  14,428      41,553
    Mentor Graphics Corp............................... 696,990  14,497,392
*   Mercury Systems, Inc............................... 226,389   2,422,362
#   Mesa Laboratories, Inc.............................  19,684   1,580,035
    Methode Electronics, Inc........................... 250,650   8,436,879
    Micrel, Inc........................................ 309,448   3,088,291

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U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Microsemi Corp..................................... 569,014 $13,337,688
    MKS Instruments, Inc............................... 310,790   9,364,103
#   MOCON, Inc.........................................  23,794     407,115
#*  ModusLink Global Solutions, Inc.................... 156,445     805,692
*   MoneyGram International, Inc.......................  39,645     733,432
*   Monolithic Power Systems, Inc...................... 203,499   6,652,382
#   Monotype Imaging Holdings, Inc..................... 231,229   6,744,950
*   Monster Worldwide, Inc............................. 424,873   2,600,223
#*  MoSys, Inc......................................... 167,152     839,103
*   Move, Inc.......................................... 228,811   3,235,388
*   MRV Communications, Inc............................  34,710     485,940
#   MTS Systems Corp...................................  84,063   5,912,151
#*  Multi-Fineline Electronix, Inc.....................  97,676   1,347,929
#*  Nanometrics, Inc................................... 173,921   2,946,222
#*  NAPCO Security Technologies, Inc...................  34,854     254,086
#*  NCI, Inc. Class A..................................  28,077     186,712
#*  NeoPhotonics Corp..................................   5,964      43,776
#*  NETGEAR, Inc....................................... 188,499   6,015,003
#*  Netlist, Inc.......................................  78,133     121,106
*   Netscout Systems, Inc.............................. 250,879   8,861,046
*   Newport Corp....................................... 227,062   4,118,905
#*  Newtek Business Services, Inc...................... 148,095     427,995
    NIC, Inc........................................... 321,922   6,998,584
*   Novatel Wireless, Inc.............................. 157,129     419,534
#*  Numerex Corp. Class A..............................  47,759     637,583
*   Oclaro, Inc........................................ 239,817     640,311
#*  OmniVision Technologies, Inc....................... 350,499   5,394,180
*   Omtool, Ltd........................................   3,470       8,328
#*  Onvia, Inc.........................................   2,306      11,761
#*  OpenTable, Inc..................................... 131,147   9,872,746
*   Oplink Communications, Inc.........................  96,857   1,639,789
    Optical Cable Corp.................................  26,264     102,955
#*  OSI Systems, Inc................................... 116,153   6,728,743
*   Overland Storage, Inc..............................  62,392      55,342
#*  Pandora Media, Inc................................. 445,509  16,069,510
*   PAR Technology Corp................................  35,625     192,731
    Park Electrochemical Corp..........................  87,349   2,635,319
#*  Parkervision, Inc..................................  71,039     326,069
#   PC Connection, Inc.................................  50,404   1,031,266
    PC-Tel, Inc........................................  58,100     477,001
*   PCM, Inc...........................................  42,066     420,660
#*  PDF Solutions, Inc................................. 141,768   3,359,902
    Pegasystems, Inc................................... 103,848   4,718,853
#   Perceptron, Inc....................................  46,807     721,296
*   Perficient, Inc.................................... 198,938   4,084,197
#*  Performance Technologies, Inc......................  58,274     216,779
*   Pericom Semiconductor Corp.........................  92,201     763,424
#*  Pfsweb, Inc........................................   6,817      56,036
#*  Photronics, Inc.................................... 339,614   2,818,796
#*  Pixelworks, Inc....................................  46,909     255,185
#*  Planar Systems, Inc................................ 280,770     704,733
    Plantronics, Inc................................... 269,298  11,560,963
#*  Plexus Corp........................................ 205,941   8,052,293

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   PLX Technology, Inc................................   124,657 $   754,175
#*  PMC - Sierra, Inc.................................. 1,205,986   7,899,208
*   Polycom, Inc.......................................   526,996   6,287,062
#   Power Integrations, Inc............................   162,766   9,640,630
*   PRGX Global, Inc...................................   109,884     731,827
#*  Procera Networks, Inc..............................    63,034     728,673
*   Progress Software Corp.............................   339,490   8,205,473
*   PROS Holdings, Inc.................................    16,579     630,168
#*  Pulse Electronics Corp.............................     1,907       5,797
    QAD, Inc. Class A..................................    47,305     860,478
#   QAD, Inc. Class B..................................    13,168     214,704
*   QLogic Corp........................................   445,777   5,157,640
*   Qualstar Corp......................................    25,800      30,702
#*  Quantum Corp.......................................   327,237     409,046
#*  QuickLogic Corp....................................    31,488     148,938
#*  QuinStreet, Inc....................................    68,843     569,332
*   Qumu Corp..........................................    35,065     528,430
*   Radisys Corp.......................................   125,621     355,507
*   Rambus, Inc........................................   637,023   5,675,875
#*  RealD, Inc.........................................    39,447     353,051
*   RealNetworks, Inc..................................   143,978   1,048,160
#*  RealPage, Inc......................................    95,185   2,139,759
#*  Reis, Inc..........................................    45,187     804,329
*   Relm Wireless Corp.................................    30,643     102,960
#*  Remark Media, Inc..................................       436       2,193
#*  Research Frontiers, Inc............................     4,300      30,014
*   Responsys, Inc.....................................    64,819   1,750,761
    RF Industries, Ltd.................................    35,415     234,447
*   RF Micro Devices, Inc.............................. 1,767,744   9,422,076
#   Richardson Electronics, Ltd........................    58,120     670,124
*   Riverbed Technology, Inc...........................   532,598  10,502,833
*   Rofin-Sinar Technologies, Inc......................   127,455   2,944,210
*   Rogers Corp........................................    94,420   5,731,294
*   Rosetta Stone, Inc.................................   125,848   1,394,396
*   Rovi Corp..........................................   337,285   7,153,815
#*  Rubicon Technology, Inc............................    85,425     937,112
#*  Rudolph Technologies, Inc..........................   311,455   3,422,890
*   Saba Software, Inc.................................    30,405     395,265
*   Sanmina Corp.......................................   505,570   8,453,130
*   Sapient Corp.......................................   889,545  14,259,406
*   ScanSource, Inc....................................   149,184   5,600,367
*   Seachange International, Inc.......................   197,087   2,357,161
#*  Selectica, Inc.....................................    10,332      72,324
*   Semtech Corp.......................................   401,508   9,158,397
*   ServiceSource International, Inc...................    41,537     331,465
*   Sevcon, Inc........................................     7,783      58,450
*   ShoreTel, Inc......................................   286,288   2,204,418
*   Sigma Designs, Inc.................................   137,759     646,090
*   Sigmatron International, Inc.......................     2,200      20,460
#*  Silicon Graphics International Corp................    97,637   1,270,257
*   Silicon Image, Inc.................................   486,195   2,717,830
#*  Silicon Laboratories, Inc..........................   250,111  11,815,244
#*  Smith Micro Software, Inc..........................   119,075     190,520

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   SMTC Corp..........................................    18,570 $    40,111
*   Sonic Foundry, Inc.................................    10,310     107,636
#*  Sonus Networks, Inc................................ 1,655,524   4,966,572
#*  Spansion, Inc. Class A.............................   286,907   4,303,605
#*  Spark Networks, Inc................................    31,952     183,085
#*  Speed Commerce, Inc................................   144,714     578,856
*   SS&C Technologies Holdings, Inc....................   115,859   4,497,646
#*  Stamps.com, Inc....................................    96,635   3,813,217
*   StarTek, Inc.......................................    50,089     319,067
#*  STR Holdings, Inc..................................    47,450      71,175
#*  SunEdison, Inc..................................... 1,202,919  16,732,603
#*  SunPower Corp......................................   263,159   8,515,825
*   Super Micro Computer, Inc..........................   217,282   4,467,318
*   Supertex, Inc......................................    55,126   1,471,864
*   support.com, Inc...................................   286,487     773,515
#*  Sykes Enterprises, Inc.............................   222,043   4,654,021
#*  Synaptics, Inc.....................................   213,503  12,460,035
#*  Synchronoss Technologies, Inc......................   224,926   5,996,527
*   SYNNEX Corp........................................   227,602  12,779,852
#   Syntel, Inc........................................   122,280  10,302,090
#*  Take-Two Interactive Software, Inc.................   703,805  13,498,980
*   Tech Data Corp.....................................   130,735   7,049,231
#*  TechTarget, Inc....................................     1,700      11,441
#*  TeleCommunication Systems, Inc. Class A............   215,454     489,081
*   Telenav, Inc.......................................    78,509     510,308
*   TeleTech Holdings, Inc.............................   285,163   6,222,257
#   Tessco Technologies, Inc...........................    43,360   1,443,454
    Tessera Technologies, Inc..........................   329,491   6,540,396
#*  TheStreet, Inc.....................................    96,581     262,700
#*  TiVo, Inc..........................................   103,689   1,284,707
    Transact Technologies, Inc.........................    31,591     375,301
#*  Travelzoo, Inc.....................................    23,963     533,896
*   Trio Tech International............................     3,256      10,354
#*  TriQuint Semiconductor, Inc........................   972,167   8,068,986
*   TSR, Inc...........................................     5,056      15,117
#*  TTM Technologies, Inc..............................   341,338   2,734,117
*   Tyler Technologies, Inc............................   169,807  17,906,148
#*  Ubiquiti Networks, Inc.............................    28,724   1,183,429
*   Ultra Clean Holdings...............................   127,488   1,457,188
#*  Ultratech, Inc.....................................   142,333   3,601,025
#*  Unisys Corp........................................   285,404   9,780,795
#   United Online, Inc.................................    84,818   1,027,146
*   Universal Display Corp.............................     3,818     124,009
#*  Unwired Planet, Inc................................   356,846     595,933
#*  USA Technologies, Inc..............................    16,830      36,689
*   UTStarcom Holdings Corp............................    89,915     241,871
#*  Veeco Instruments, Inc.............................   231,401   8,795,552
#*  VeriFone Systems, Inc..............................   372,456  10,804,949
*   Verint Systems, Inc................................   332,298  15,099,621
#*  ViaSat, Inc........................................   205,440  12,225,734
#*  Viasystems Group, Inc..............................   110,637   1,444,919
*   Vicon Industries, Inc..............................    14,689      60,225
*   Video Display Corp.................................    21,287      80,678

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Information Technology -- (Continued)
*   Virtusa Corp....................................... 163,895 $    5,618,321
#*  Vishay Intertechnology, Inc........................ 758,510     10,300,566
*   Vishay Precision Group, Inc........................  82,360      1,172,806
#*  VistaPrint NV...................................... 167,091      8,167,408
#*  Vocus, Inc.........................................  47,779        583,859
#*  Vringo, Inc........................................  19,360         83,054
#   Wayside Technology Group, Inc......................   6,327         89,274
#*  Web.com Group, Inc................................. 279,487      9,446,661
#*  WebMD Health Corp.................................. 254,472     12,189,209
*   Westell Technologies, Inc. Class A................. 298,909      1,120,909
*   Wireless Telecom Group, Inc........................  61,160        207,944
*   XO Group, Inc...................................... 134,808      1,635,221
    Xyratex, Ltd.......................................  67,699        894,304
*   Zebra Technologies Corp. Class A................... 303,761     16,694,705
#*  Zhone Technologies, Inc............................  49,121        201,887
#*  Zillow, Inc. Class A...............................  41,792      3,431,123
#*  Zix Corp........................................... 323,424      1,452,174
*   Zygo Corp.......................................... 109,860      1,541,336
*   Zynga, Inc. Class A................................ 764,591      3,364,200
                                                                --------------
Total Information Technology...........................          1,478,047,135
                                                                --------------
Materials -- (4.4%)
    A Schulman, Inc.................................... 161,005      5,469,340
#*  AEP Industries, Inc................................  30,266      1,332,915
#*  AM Castle & Co.....................................  94,594      1,297,830
#   AMCOL International Corp........................... 160,631      5,472,698
*   American Biltrite, Inc.............................      62         25,823
#*  American Pacific Corp..............................  47,370      2,199,389
#   American Vanguard Corp............................. 162,756      3,782,449
*   Arabian American Development Co....................  36,244        413,182
    Axiall Corp........................................ 181,120      7,226,688
#   Balchem Corp....................................... 132,070      7,200,456
*   Berry Plastics Group, Inc..........................  12,226        272,640
#   Cabot Corp.........................................   3,579        174,190
*   Calgon Carbon Corp................................. 356,401      7,238,504
#*  Century Aluminum Co................................ 519,204      6,059,111
#   Chase Corp.........................................  28,939        915,051
*   Chemtura Corp...................................... 631,998     15,850,510
*   Clearwater Paper Corp.............................. 126,038      7,177,864
*   Coeur Mining, Inc.................................. 230,078      2,335,292
    Commercial Metals Co............................... 769,991     14,676,028
#   Compass Minerals International, Inc................  88,275      6,940,180
#*  Contango ORE, Inc..................................   4,405         48,455
#*  Continental Materials Corp.........................     397          8,599
#*  Core Molding Technologies, Inc.....................  46,828        573,643
#   Deltic Timber Corp.................................  43,917      2,824,302
    Detrex Corp........................................     500         16,750
*   Ferro Corp......................................... 530,880      6,678,470
    Flamemaster Corp...................................     189          1,283
#*  Flotek Industries, Inc............................. 309,858      6,665,046
    Friedman Industries, Inc...........................  27,735        231,033
#   FutureFuel Corp.................................... 194,653      3,184,523
#*  General Moly, Inc.................................. 262,950        339,205

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Materials -- (Continued)
    Globe Specialty Metals, Inc........................   454,872 $ 7,951,163
    Gold Resource Corp.................................     2,596      11,968
#*  Golden Minerals Co.................................    51,086      41,543
*   Graphic Packaging Holding Co....................... 1,295,284  12,305,198
    Greif, Inc. Class A................................    38,630   1,955,837
#   Greif, Inc. Class B................................       258      14,322
#   Hawkins, Inc.......................................    42,779   1,506,249
    Haynes International, Inc..........................    59,455   3,040,529
    HB Fuller Co.......................................   302,516  14,091,195
*   Headwaters, Inc....................................   230,636   2,564,672
#   Hecla Mining Co.................................... 1,313,198   3,978,990
#*  Horsehead Holding Corp.............................   249,322   3,819,613
    Innophos Holdings, Inc.............................   131,205   6,123,337
    Innospec, Inc......................................   141,704   6,070,599
#*  Intrepid Potash, Inc...............................   186,728   2,744,902
#   Kaiser Aluminum Corp...............................    97,607   6,813,945
*   KapStone Paper and Packaging Corp..................   612,028  17,118,423
    KMG Chemicals, Inc.................................    42,573     666,693
#   Koppers Holdings, Inc..............................   122,277   4,829,941
*   Kraton Performance Polymers, Inc...................   153,524   3,839,635
    Kronos Worldwide, Inc..............................    67,505   1,044,977
*   Landec Corp........................................   144,432   1,552,644
*   Louisiana-Pacific Corp.............................   724,520  12,700,836
#*  LSB Industries, Inc................................   121,051   4,007,999
#*  Material Sciences Corp.............................   232,910   2,950,970
    Materion Corp......................................    95,333   2,532,998
#*  McEwen Mining, Inc.................................   226,238     588,219
#*  Mercer International, Inc..........................   166,460   1,554,736
    Minerals Technologies, Inc.........................   207,152  10,705,615
#*  Mines Management, Inc..............................    58,244      44,848
    Myers Industries, Inc..............................   194,625   3,727,069
    Neenah Paper, Inc..................................   101,322   4,401,428
    Noranda Aluminum Holding Corp......................    87,899     286,551
*   Northern Technologies International Corp...........    17,945     330,547
#   Olin Corp..........................................   507,031  13,035,767
#   Olympic Steel, Inc.................................    51,261   1,419,417
*   OM Group, Inc......................................   168,470   5,448,320
#*  OMNOVA Solutions, Inc..............................   231,515   2,092,896
*   Penford Corp.......................................    52,852     654,308
    PH Glatfelter Co...................................   183,217   5,677,895
#   PolyOne Corp.......................................   529,913  18,843,706
    Quaker Chemical Corp...............................    74,842   5,172,331
*   Resolute Forest Products, Inc......................    61,964   1,195,905
#*  Revett Minerals, Inc...............................     7,937       6,348
#*  RTI International Metals, Inc......................   173,155   5,388,584
#   Schnitzer Steel Industries, Inc. Class A...........   154,439   4,080,278
    Schweitzer-Mauduit International, Inc..............   191,122   8,816,458
*   Senomyx, Inc.......................................    60,712     482,053
    Sensient Technologies Corp.........................   302,919  14,818,797
#   Stepan Co..........................................   113,785   7,212,831
*   Stillwater Mining Co...............................   701,712   8,799,468
*   SunCoke Energy, Inc................................   337,789   7,492,160
#   Synalloy Corp......................................    16,003     244,686

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
#*  Texas Industries, Inc..............................   134,779 $ 10,138,076
    Tredegar Corp......................................    83,281    2,064,536
#   Tronox, Ltd. Class A...............................    77,334    1,698,255
*   UFP Technologies, Inc..............................     3,300       84,546
*   United States Lime & Minerals, Inc.................    24,502    1,336,584
#*  Universal Stainless & Alloy Products, Inc..........    28,848      915,635
#   US Silica Holdings, Inc............................    51,292    1,519,269
#   Valhi, Inc.........................................    83,366    1,179,629
#*  Verso Paper Corp...................................     9,552       28,656
    Vulcan International Corp..........................       700       23,275
#   Walter Energy, Inc.................................       823        9,349
#   Wausau Paper Corp..................................   329,594    4,502,254
*   Webco Industries, Inc..............................       600       70,500
    Worthington Industries, Inc........................   429,704   17,420,200
#   Zep, Inc...........................................    94,666    1,518,443
#*  Zoltek Cos., Inc...................................   148,277    2,476,226
                                                                  ------------
Total Materials........................................            418,417,281
                                                                  ------------
Other -- (0.0%)
o   Allen Organ Co. Escrow Shares......................       800           --
o   Big 4 Ranch, Inc...................................     3,200           --
o   Brooklyn Federal Bancorp, Inc. Escrow Shares.......     5,100           --
o   Concord Camera Corp. Escrow Shares.................   113,476           --
o   DLB Oil & Gas, Inc. Escrow Shares..................     1,300           --
o   First Commerce Bancorp Escrow Shares...............     6,667           --
o   FRD Acquisition Co Escrow Shares...................   106,674           --
o#  Gerber Scientific, Inc. Escrow Shares..............   166,622           --
o   Petrocorp, Inc. Escrow Shares......................     6,900           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
    Geo Group, Inc. (The)..............................   247,113    8,273,343
    Parkway Properties, Inc............................     3,035       53,841
                                                                  ------------
Total Real Estate Investment Trusts....................              8,327,184
                                                                  ------------
Telecommunication Services -- (0.5%)
#*  8x8, Inc...........................................   147,731    1,497,992
#*  Alaska Communications Systems Group, Inc...........    82,844      180,600
#   Alteva.............................................    24,398      203,723
    Atlantic Tele-Network, Inc.........................    71,043    4,138,255
*   Boingo Wireless, Inc...............................     1,363        8,246
*   Cbeyond, Inc.......................................   102,864      746,793
#*  Cincinnati Bell, Inc............................... 1,059,096    3,664,472
#   Cogent Communications Group, Inc...................    92,517    3,827,428
    Consolidated Communications Holdings, Inc..........   193,991    3,798,344
*   General Communication, Inc. Class A................   272,541    2,651,824
#*  Hawaiian Telcom Holdco, Inc........................     4,984      135,266
#   HickoryTech Corp...................................    56,468      808,057
#   IDT Corp. Class B..................................   127,901    2,174,317
    Inteliquent, Inc...................................   221,953    2,574,655
#*  Iridium Communications, Inc........................   186,953    1,185,282
*   Leap Wireless International, Inc...................   246,684    4,329,304

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

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Telecommunication Services -- (Continued)
    Lumos Networks Corp................................   131,722 $ 2,504,035
#*  NII Holdings, Inc..................................     1,574       4,738
#   NTELOS Holdings Corp...............................   129,215   2,120,418
*   ORBCOMM, Inc.......................................   160,412   1,106,843
*   Premiere Global Services, Inc......................   240,128   2,617,395
    PTGi Holding, Inc..................................    18,211      66,893
#   Shenandoah Telecommunications Co...................    86,674   2,175,517
#*  Straight Path Communications, Inc. Class B.........    56,353     464,349
    Telephone & Data Systems, Inc......................    38,641   1,044,080
    USA Mobility, Inc..................................    91,458   1,304,191
*   Vonage Holdings Corp............................... 1,166,656   5,378,284
                                                                  -----------
Total Telecommunication Services.......................            50,711,301
                                                                  -----------
Utilities -- (2.6%)
    ALLETE, Inc........................................   246,561  12,323,119
#   American States Water Co...........................   245,099   6,960,812
    Artesian Resources Corp. Class A...................    18,254     410,897
#   Atlantic Power Corp................................   261,139     692,018
#   Avista Corp........................................   363,232  10,471,979
    Black Hills Corp...................................   292,515  16,038,597
#*  Cadiz, Inc.........................................     8,135      61,745
    California Water Service Group.....................   290,993   6,777,227
#   Chesapeake Utilities Corp..........................    52,196   3,071,735
    Cleco Corp.........................................   125,783   6,145,757
#   Connecticut Water Service, Inc.....................    45,822   1,544,201
#   Consolidated Water Co., Ltd........................    44,575     573,234
#   Delta Natural Gas Co., Inc.........................    16,144     336,118
#*  Dynegy, Inc........................................    51,908   1,056,847
    El Paso Electric Co................................   241,568   8,800,322
    Empire District Electric Co. (The).................   260,038   5,967,872
#   Gas Natural, Inc...................................    18,389     168,627
#*  Genie Energy, Ltd. Class B.........................    85,424     854,240
#   Hawaiian Electric Industries, Inc..................    80,641   2,098,279
#   IDACORP, Inc.......................................   304,042  16,032,135
    Laclede Group, Inc. (The)..........................   195,436   8,968,558
#   MGE Energy, Inc....................................   111,702   6,360,312
    Middlesex Water Co.................................    79,364   1,579,344
#   New Jersey Resources Corp..........................   254,329  11,597,402
#   Northwest Natural Gas Co...........................   145,343   6,040,455
    NorthWestern Corp..................................   238,766  10,794,611
#   Ormat Technologies, Inc............................    75,315   1,856,515
#   Otter Tail Corp....................................   187,672   5,224,788
    Piedmont Natural Gas Co., Inc......................   123,276   4,070,573
    PNM Resources, Inc.................................   482,183  11,885,811
    Portland General Electric Co.......................   464,561  14,020,451
    RGC Resources, Inc.................................     6,328     119,473
#   SJW Corp...........................................    78,955   2,258,903
#   South Jersey Industries, Inc.......................   188,384  10,048,403
    Southwest Gas Corp.................................   280,859  15,090,554
*   Two Rivers Water & Farming Co......................       247         222
#   UIL Holdings Corp..................................   313,236  12,112,836
    Unitil Corp........................................    74,681   2,273,290
#   UNS Energy Corp....................................   240,918  14,426,170

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                    SHARES        VALUE+
                                                  ----------- --------------
Utilities -- (Continued)
      WGL Holdings, Inc..........................     297,586 $   11,242,799
#     York Water Co..............................      53,755      1,094,989
                                                              --------------
Total Utilities..................................                251,452,220
                                                              --------------
TOTAL COMMON STOCKS..............................              7,891,627,677
                                                              --------------
PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
o     Enron TOPRS Escrow Shares..................      10,595             --
                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights.       2,560             --
o*    Community Health Systems, Inc. Rights
        01/04/16.................................     832,810         33,313
o     CSF Holding, Inc. Litigation Rights........       3,250             --
o*    LGL Group Inc (The) Warrants 08/06/18......      35,515          2,495
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16.................................      32,271             --
o*    PhotoMedex, Inc. Contingent Value Warrants
        12/13/14.................................       1,607             --
o*    Tejon Ranch Co. Warrants 08/31/16..........      11,426         46,275
o*    U.S. Concrete, Inc. Warrants Class A
        08/31/17.................................       9,325         41,030
o#*   U.S. Concrete, Inc. Warrants Class B
        08/31/17.................................       9,325         26,576
                                                              --------------
TOTAL RIGHTS/WARRANTS............................                    149,689
                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid
        Reserves, 0.060%.........................  69,716,792     69,716,792
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                  -----------
SECURITIES LENDING COLLATERAL -- (16.5%)
(S)@  DFA Short Term Investment Fund............. 135,942,872  1,572,859,032
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,290,387,195)^^.......................             $9,534,353,190
                                                              ==============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $1,390,689,989 $       23,605   --    $1,390,713,594
   Consumer Staples.......    300,468,707             --   --       300,468,707
   Energy.................    418,023,962             --   --       418,023,962
   Financials.............  1,321,809,730         15,058   --     1,321,824,788
   Health Care............    784,336,258        136,603   --       784,472,861
   Industrials............  1,469,163,918          4,726   --     1,469,168,644
   Information Technology.  1,478,047,135             --   --     1,478,047,135
   Materials..............    418,417,281             --   --       418,417,281
   Other..................             --             --   --                --
   Real Estate
     Investment Trusts....      8,327,184             --   --         8,327,184
   Telecommunication
     Services.............     50,711,301             --   --        50,711,301
   Utilities..............    251,452,220             --   --       251,452,220
Preferred Stocks..........
   Other..................             --             --   --                --
Rights/Warrants...........             --        149,689   --           149,689
Temporary Cash
  Investments.............     69,716,792             --   --        69,716,792
Securities Lending
  Collateral..............             --  1,572,859,032   --     1,572,859,032
                           -------------- --------------   --    --------------
TOTAL..................... $7,961,164,477 $1,573,188,713   --    $9,534,353,190
                           ============== ==============   ==    ==============

                           U.S. MICRO CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (84.6%)

Consumer Discretionary -- (15.3%)
*   1-800-Flowers.com, Inc. Class A.................... 177,356 $   893,874
#*  Aeropostale, Inc................................... 422,052   2,975,467
#   AH Belo Corp. Class A.............................. 238,920   1,908,971
*   ALCO Stores, Inc...................................  52,342     475,789
#   Ambassadors Group, Inc............................. 141,374     702,629
    AMCON Distributing Co..............................   5,690     483,650
#*  America's Car-Mart, Inc............................ 103,490   3,989,539
#*  American Apparel, Inc..............................  73,313      72,301
#*  American Axle & Manufacturing Holdings, Inc........  44,655     831,476
#*  American Public Education, Inc..................... 125,348   5,305,981
#   Arctic Cat, Inc.................................... 123,754   5,239,744
    Ark Restaurants Corp...............................  36,613     797,797
*   Asbury Automotive Group, Inc....................... 280,929  13,209,282
#*  Ascent Capital Group, Inc. Class A.................  56,722   4,058,459
*   Ballantyne Strong, Inc.............................  76,188     362,655
#*  Barnes & Noble, Inc................................ 422,321   5,692,887
#   Bassett Furniture Industries, Inc..................  89,635   1,263,853
#   Beasley Broadcasting Group, Inc. Class A...........  65,543     599,063
#*  Beazer Homes USA, Inc.............................. 119,800   2,696,698
#   bebe stores, Inc................................... 582,793   2,896,481
    Big 5 Sporting Goods Corp.......................... 202,866   3,481,181
*   Biglari Holdings, Inc..............................  15,107   6,601,155
#*  BJ's Restaurants, Inc..............................  46,908   1,330,311
#*  Black Diamond, Inc................................. 137,350   1,462,777
#*  Blue Nile, Inc.....................................  30,966   1,333,396
#   Blyth, Inc......................................... 111,212   1,043,169
    Bob Evans Farms, Inc...............................  83,732   4,207,533
#*  Body Central Corp..................................  75,570     258,449
#   Bon-Ton Stores, Inc. (The)......................... 113,614   1,221,351
#*  Books-A-Million, Inc...............................  60,674     140,157
#   Bowl America, Inc. Class A.........................  55,406     808,651
#*  Boyd Gaming Corp...................................  37,444     395,409
*   Bravo Brio Restaurant Group, Inc...................  67,964   1,015,382
#*  Bridgepoint Education, Inc.........................  53,616     931,846
*   Brookfield Residential Properties, Inc.............   4,803     108,644
    Brown Shoe Co., Inc................................ 383,423   9,079,457
*   Build-A-Bear Workshop, Inc.........................  95,794     836,282
#*  Cache, Inc......................................... 145,861     738,057
#   Callaway Golf Co................................... 546,660   4,466,212
*   Cambium Learning Group, Inc........................  93,736     178,098
#*  Canterbury Park Holding Corp.......................  26,287     294,677
#   Capella Education Co...............................  64,996   4,055,100
#*  Career Education Corp..............................  33,766     183,687
*   Carmike Cinemas, Inc............................... 156,215   4,234,989
#   Carriage Services, Inc............................. 179,091   3,832,547
#*  Carrols Restaurant Group, Inc...................... 233,546   1,422,295
#   Cato Corp. (The) Class A........................... 256,227   7,164,107
#*  Cavco Industries, Inc..............................  56,081   4,381,048
#   CEC Entertainment, Inc............................. 139,006   7,500,764
#*  Central European Media Enterprises, Ltd. Class A...  17,138      50,900
#*  Charles & Colvard, Ltd.............................  71,131     278,834

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Cherokee, Inc......................................  83,413 $ 1,141,924
#*  Children's Place Retail Stores, Inc. (The)......... 154,013   8,111,865
*   Christopher & Banks Corp........................... 171,987   1,227,987
#   Churchill Downs, Inc............................... 114,647  10,216,194
*   Citi Trends, Inc................................... 125,465   2,007,440
*   Coast Distribution System (The)....................  41,382     150,424
*   Cobra Electronics Corp.............................  47,132     152,708
#*  Coldwater Creek, Inc...............................  79,719      70,153
#   Collectors Universe, Inc...........................  57,953   1,158,480
#*  Conn's, Inc........................................ 297,054  18,034,148
    Cooper Tire & Rubber Co............................ 282,260   6,604,884
    Core-Mark Holding Co., Inc.........................  68,952   5,216,219
#*  Corinthian Colleges, Inc........................... 284,971     418,907
*   Costa, Inc.........................................  80,715   1,734,565
*   Crocs, Inc......................................... 104,631   1,606,086
#*  Crown Media Holdings, Inc. Class A................. 170,294     521,100
    CSS Industries, Inc................................  52,055   1,395,074
#   Culp, Inc.......................................... 186,578   3,770,741
#*  Cumulus Media, Inc. Class A........................ 290,890   1,946,054
#*  Daily Journal Corp.................................     200      32,020
*   Del Frisco's Restaurant Group, Inc.................     601      13,823
#*  dELiA*s, Inc.......................................   7,960       5,890
#*  Delta Apparel, Inc.................................  77,201   1,249,112
    Destination Maternity Corp.........................  98,920   2,654,024
*   Destination XL Group, Inc.......................... 343,908   1,850,225
*   Dex Media, Inc.....................................   3,500      21,210
*   DGSE Cos., Inc.....................................   8,313      17,291
#*  Digital Generation, Inc............................ 150,496   2,031,696
    DineEquity, Inc.................................... 110,152   8,570,927
*   Dixie Group, Inc. (The)............................ 104,300   1,441,426
#*  Dorman Products, Inc............................... 258,088  13,461,870
#*  Dover Downs Gaming & Entertainment, Inc............ 142,541     225,215
    Dover Motorsports, Inc............................. 168,371     392,304
    Drew Industries, Inc............................... 198,736   9,557,214
#*  Education Management Corp..........................   2,999      20,783
#   Educational Development Corp.......................  36,900     132,102
    Einstein Noah Restaurant Group, Inc................  79,547   1,213,887
*   ELXSI Corp.........................................   7,100      67,450
*   Emerson Radio Corp................................. 243,478     530,782
*   Emmis Communications Corp. Class A................. 300,222     890,158
#*  Empire Resorts, Inc................................  34,819     211,003
#*  Entercom Communications Corp. Class A.............. 354,244   3,340,521
#*  Entertainment Gaming Asia, Inc.....................   5,434       6,358
#   Entravision Communications Corp. Class A........... 971,879   5,860,430
#   Escalade, Inc......................................  62,320     740,985
#   Ethan Allen Interiors, Inc......................... 246,114   6,211,917
#*  Ever-Glory International Group, Inc................   1,379       7,102
#*  EW Scripps Co. Class A............................. 343,167   6,317,704
o*  FAB Universal Corp.................................   1,618       4,967
#*  Famous Dave's Of America, Inc......................  49,507     832,213
#*  Federal-Mogul Corp.................................  10,694     191,209
*   Fiesta Restaurant Group, Inc....................... 237,045  10,185,824
    Finish Line, Inc. (The) Class A.................... 487,931  12,515,430

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Flanigan's Enterprises, Inc........................  20,756 $   301,688
#   Flexsteel Industries, Inc..........................  55,129   1,699,627
#*  Francesca's Holdings Corp..........................  22,958     436,202
#   Fred's, Inc. Class A............................... 293,782   5,135,309
#   Frisch's Restaurants, Inc..........................  63,337   1,596,092
#*  FTD Cos., Inc...................................... 150,082   4,652,542
#*  Fuel Systems Solutions, Inc........................ 133,734   1,643,591
#*  Full House Resorts, Inc............................  66,136     160,710
#*  G-III Apparel Group, Ltd........................... 181,327  12,687,450
*   Gaiam, Inc. Class A................................  66,689     452,818
#*  Gaming Partners International Corp.................  14,659     119,764
#*  Geeknet, Inc.......................................   3,079      54,775
#*  Gentherm, Inc...................................... 163,662   4,170,108
#   Gordmans Stores, Inc...............................  22,024     159,013
#*  Grand Canyon Education, Inc........................ 367,324  16,096,138
#*  Gray Television, Inc............................... 416,075   4,734,933
#*  Gray Television, Inc. Class A......................  41,200     382,748
*   Hallwood Group, Inc. (The).........................   2,653      26,066
*   Hampshire Group, Ltd...............................  25,800      85,140
*   Harris Interactive, Inc............................ 559,304   1,135,387
    Harte-Hanks, Inc................................... 370,174   2,535,692
#*  Hastings Entertainment, Inc........................  92,939     182,160
    Haverty Furniture Cos., Inc........................ 149,474   4,158,367
#   Haverty Furniture Cos., Inc. Class A...............  18,855     529,071
*   Helen of Troy, Ltd................................. 194,371  10,698,180
*   Here Media, Inc....................................   9,920           1
*   Here Media, Inc. Special Shares....................   9,920           1
#*  hhgregg, Inc....................................... 146,876   1,213,196
*   Hollywood Media Corp...............................   1,798       2,535
#   Hooker Furniture Corp..............................  87,784   1,329,928
#*  Hovnanian Enterprises, Inc. Class A................  32,591     196,524
*   Insignia Systems, Inc..............................  51,150     140,151
#   Interval Leisure Group, Inc........................ 333,113   8,794,183
#*  iRobot Corp........................................ 266,083   9,403,373
#*  Isle of Capri Casinos, Inc......................... 123,333   1,179,063
#*  ITT Educational Services, Inc......................  10,887     320,078
*   Jaclyn, Inc........................................  20,127     112,711
#   JAKKS Pacific, Inc................................. 186,066   1,071,740
#*  Jamba, Inc.........................................   3,139      40,085
    Johnson Outdoors, Inc. Class A.....................  65,549   1,558,100
    Jones Group, Inc. (The)............................ 555,687   8,196,383
#*  Jos A Bank Clothiers, Inc..........................  20,408   1,147,338
*   Journal Communications, Inc. Class A............... 479,602   3,822,428
*   K12, Inc........................................... 107,306   2,355,367
#   KB Home............................................ 323,026   6,247,323
*   Kid Brands, Inc.................................... 184,100     176,736
*   Kirkland's, Inc.................................... 159,129   2,996,399
*   Kona Grill, Inc....................................  65,170   1,023,821
    Koss Corp.......................................... 115,135     671,237
#*  Krispy Kreme Doughnuts, Inc........................ 624,760  10,777,110
    La-Z-Boy, Inc...................................... 534,214  14,381,041
#*  Lakeland Industries, Inc...........................  40,544     265,563
*   Lazare Kaplan International, Inc...................  81,643     116,749

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  LeapFrog Enterprises, Inc..........................   359,231 $ 2,557,725
#*  Learning Tree International, Inc...................   162,830     545,481
*   Libbey, Inc........................................   115,452   2,486,836
    Lifetime Brands, Inc...............................   111,220   1,715,012
#*  LIN Media LLC Class A..............................   281,294   6,950,775
#   Lincoln Educational Services Corp..................   114,994     502,524
    Lithia Motors, Inc. Class A........................   131,047   7,376,636
*   Loral Space & Communications, Inc..................    64,259   4,777,657
#*  Luby's, Inc........................................   249,870   1,631,651
#*  Lumber Liquidators Holdings, Inc...................     5,247     466,931
#*  M/I Homes, Inc.....................................   152,933   3,760,622
    Marcus Corp. (The).................................   200,698   2,621,116
    Marine Products Corp...............................   335,362   2,686,250
*   MarineMax, Inc.....................................   180,256   2,658,776
#*  Martha Stewart Living Omnimedia Class A............   174,678     696,965
#   Matthews International Corp. Class A...............    76,440   3,250,229
#*  McClatchy Co. (The) Class A........................   329,779   1,503,792
    McRae Industries, Inc. Class A.....................     8,800     292,600
#*  Media General, Inc. Class A........................   162,689   2,900,745
#*  Modine Manufacturing Co............................   311,829   4,084,960
*   Monarch Casino & Resort, Inc.......................   145,340   2,800,702
#   Monro Muffler Brake, Inc...........................   154,168   8,557,866
*   Motorcar Parts of America, Inc.....................    79,263   1,595,564
    Movado Group, Inc..................................   166,310   6,278,202
#*  MTR Gaming Group, Inc..............................    19,183      98,792
*   Multimedia Games Holding Co., Inc..................   190,131   6,038,561
    NACCO Industries, Inc. Class A.....................    37,647   2,222,679
*   Nathan's Famous, Inc...............................    56,675   2,773,108
    National American University Holdings, Inc.........       584       2,050
    National CineMedia, Inc............................   371,442   6,938,537
#*  Nautilus, Inc......................................   302,054   2,573,500
#*  Nevada Gold & Casinos, Inc.........................       352         510
*   New York & Co., Inc................................   633,817   2,871,191
#   Nexstar Broadcasting Group, Inc. Class A...........   152,938   7,348,671
*   Nobility Homes, Inc................................    43,800     405,150
*   NTN Buzztime, Inc..................................    55,566      36,118
#   Nutrisystem, Inc...................................   166,061   2,361,387
#*  Office Depot, Inc.................................. 1,515,866   7,412,585
*   Orbitz Worldwide, Inc..............................   421,246   3,032,971
#*  Overstock.com, Inc.................................    55,440   1,167,566
#   Oxford Industries, Inc.............................   152,943  11,542,608
*   P&F Industries, Inc. Class A.......................     6,745      49,104
#*  Pacific Sunwear of California, Inc.................   306,922     883,935
#   Papa John's International, Inc.....................   398,990  19,203,389
#*  Penn National Gaming, Inc..........................   112,408   1,318,546
#*  Pep Boys-Manny, Moe & Jack (The)...................   408,789   4,880,941
*   Perfumania Holdings, Inc...........................    56,683     365,039
*   Perry Ellis International, Inc.....................   113,586   1,779,893
#   PetMed Express, Inc................................   213,062   2,818,810
*   Pinnacle Entertainment, Inc........................   540,950  11,819,757
#*  Pizza Inn Holdings, Inc............................    39,700     251,301
*   Point.360..........................................    40,187      21,299
*   Popeyes Louisiana Kitchen, Inc.....................   218,898   8,810,644

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CONTINUED


                                                        SHARES     VALUE+
                                                       --------- -----------
   Consumer Discretionary -- (Continued)
   #*  Premier Exhibitions, Inc.......................     2,033 $     2,013
   *   QEP Co., Inc...................................    33,487     602,766
   #*  Quantum Fuel Systems Technologies Worldwide,
         Inc..........................................     5,656      48,642
   #*  Quiksilver, Inc................................ 1,403,205   9,892,595
   #*  Radio One, Inc. Class D........................   320,517   1,762,843
   #*  RadioShack Corp................................    92,927     223,025
   #*  ReachLocal, Inc................................     2,416      31,360
   #*  Reading International, Inc. Class A............   134,925   1,003,842
   #*  Reading International, Inc. Class B............    11,620     131,306
   *   Red Lion Hotels Corp...........................   167,008     968,646
   #*  Red Robin Gourmet Burgers, Inc.................   151,908   9,787,432
   #   Regis Corp.....................................   344,321   4,245,478
   *   Rentrak Corp...................................    68,923   3,934,125
       RG Barry Corp..................................   127,405   2,256,343
   #*  Rick's Cabaret International, Inc..............    50,561     570,834
       Rocky Brands, Inc..............................    50,860     789,347
   *   Ruby Tuesday, Inc..............................   444,268   2,487,901
       Ruth's Hospitality Group, Inc..................   291,396   3,814,374
   #   Saga Communications, Inc. Class A..............    51,988   2,565,088
   #   Salem Communications Corp. Class A.............   170,151   1,463,299
   #   Scholastic Corp................................       700      23,093
   *   Scientific Games Corp. Class A.................   664,694   9,358,892
   *   Select Comfort Corp............................    52,083     852,599
   #*  Shiloh Industries, Inc.........................   148,562   2,240,315
       Shoe Carnival, Inc.............................   155,905   3,850,853
   #   Sinclair Broadcast Group, Inc. Class A.........   401,740  12,622,671
   *   Skechers U.S.A., Inc. Class A..................   277,469   8,016,079
   #*  Skullcandy, Inc................................    59,432     433,854
   #*  Skyline Corp...................................    74,294     482,911
   #*  Smith & Wesson Holding Corp....................     4,614      60,397
   #   Sonic Automotive, Inc. Class A.................   342,263   7,676,959
   *   Sonic Corp.....................................   563,881  10,031,443
   *   Spanish Broadcasting System, Inc. Class A......    36,748     153,607
       Spartan Motors, Inc............................   162,763     935,887
   #*  Spectrum Group International, Inc..............   278,633     689,617
       Speedway Motorsports, Inc......................   222,650   4,265,974
   *   Sport Chalet, Inc. Class A.....................   108,430     121,442
   *   Sport Chalet, Inc. Class B.....................    15,525      20,415
   *   Sports Club, Inc...............................   125,584     204,074
   *   Spy, Inc.......................................    13,301      19,952
   #   Stage Stores, Inc..............................   309,878   6,073,609
   #   Standard Motor Products, Inc...................   245,999   8,046,627
   *   Stanley Furniture Co., Inc.....................    43,669     165,942
       Stein Mart, Inc................................   260,002   3,218,825
   *   Steiner Leisure, Ltd...........................    99,037   4,853,803
   *   Stoneridge, Inc................................   221,295   2,518,337
   #   Strattec Security Corp.........................    30,152   1,650,822
   *   Strayer Education, Inc.........................     6,946     242,832
   #   Sturm Ruger & Co., Inc.........................   185,803  14,152,615
       Superior Industries International, Inc.........   232,619   4,235,992
   #   Superior Uniform Group, Inc....................    55,873     871,619
   #*  Systemax, Inc..................................   342,269   3,871,062
   #*  Tandy Leather Factory, Inc.....................    72,155     614,039

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CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Consumer Discretionary -- (Continued)
   #*  Tile Shop Holdings, Inc..........................  40,563 $    573,155
   *   Tower International, Inc.........................  15,544      345,543
       Town Sports International Holdings, Inc.......... 186,382    2,033,428
   #*  Trans World Entertainment Corp................... 218,126      863,779
   *   Trinity Place Holdings, Inc...................... 143,600      890,320
   #*  Tuesday Morning Corp............................. 372,296    4,891,969
   *   Unifi, Inc....................................... 163,468    3,790,823
   *   Universal Electronics, Inc....................... 139,250    4,976,795
   #   Universal Technical Institute, Inc............... 223,452    2,630,030
   #*  UQM Technologies, Inc............................ 123,866      216,766
   #*  US Auto Parts Network, Inc.......................  62,898      157,245
   #   Valassis Communications, Inc..................... 302,356   10,280,104
   #   Value Line, Inc..................................  80,059      999,136
   #*  Valuevision Media, Inc. Class A.................. 388,502    2,397,057
   #*  Vera Bradley, Inc................................ 142,536    3,423,715
   #*  Vitacost.com, Inc................................  21,671      119,624
   *   Vitamin Shoppe, Inc..............................   9,252      414,675
   #*  VOXX International Corp.......................... 166,452    2,218,805
   #*  Wells-Gardner Electronics Corp................... 104,895      177,273
   *   West Marine, Inc................................. 177,750    2,326,747
   #*  Wet Seal, Inc. (The) Class A..................... 741,786    1,772,869
   #   Weyco Group, Inc................................. 115,036    3,039,251
   #   Winmark Corp.....................................  54,688    4,410,587
   *   Winnebago Industries, Inc........................ 131,945    3,161,402
   #   World Wrestling Entertainment, Inc. Class A...... 130,966    3,168,068
   #*  Xanadoo Co. Class A..............................     566      401,860
   *   Zagg, Inc........................................  71,649      302,359
   *   Zale Corp........................................ 251,292    3,799,535
   #*  Zumiez, Inc...................................... 229,170    4,931,738
                                                                 ------------
   Total Consumer Discretionary.........................          844,757,155
                                                                 ------------
   Consumer Staples -- (3.4%)
   #   Alico, Inc.......................................  68,700    2,508,924
   *   Alliance One International, Inc.................. 868,655    2,232,443
       Andersons, Inc. (The)............................ 165,272   13,674,605
   #*  Annie's, Inc.....................................  16,492      661,659
   #   Arden Group, Inc. Class A........................  16,698    2,107,288
   #*  Boulder Brands, Inc.............................. 457,222    6,556,563
   *   Bridgford Foods Corp.............................  72,953      727,341
   #   Cal-Maine Foods, Inc............................. 201,058   10,129,302
   #   Calavo Growers, Inc.............................. 117,606    3,572,870
   #   CCA Industries, Inc..............................  35,363      107,150
   #*  Central Garden and Pet Co........................  75,174      485,624
   #*  Central Garden and Pet Co. Class A............... 306,969    1,915,487
   #*  Chefs' Warehouse, Inc. (The).....................   8,919      210,578
   *   Chiquita Brands International, Inc............... 319,213    3,377,274
       Coca-Cola Bottling Co. Consolidated..............  71,524    4,883,659
   #   Coffee Holding Co., Inc..........................  14,908       75,882
   #*  Craft Brew Alliance, Inc.........................  80,382    1,215,376
   #*  Elizabeth Arden, Inc............................. 238,821    6,476,826
   #*  Farmer Bros Co...................................  88,007    1,903,591
   *   Glacier Water Services, Inc......................  23,971      446,460
       Golden Enterprises, Inc..........................  99,219      408,782

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U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
#   Griffin Land & Nurseries, Inc......................  48,979 $  1,498,757
#*  Harbinger Group, Inc...............................  55,797      662,868
#*  IGI Laboratories, Inc..............................  30,339      107,400
    Ingles Markets, Inc. Class A....................... 100,711    2,737,325
    Inter Parfums, Inc................................. 269,025    8,754,073
*   Inventure Foods, Inc...............................  21,811      273,292
    J&J Snack Foods Corp............................... 175,084   15,424,900
#   John B Sanfilippo & Son, Inc.......................  72,033    1,667,564
#   Lifeway Foods, Inc................................. 152,175    2,136,537
#   Limoneira Co.......................................     413        8,578
#*  Mannatech, Inc.....................................  10,017      153,460
#*  Medifast, Inc...................................... 108,113    2,868,238
#   MGP Ingredients, Inc............................... 107,447      592,033
#*  National Beverage Corp............................. 399,613    8,283,977
*   Natural Alternatives International, Inc............  70,731      372,752
#   Nature's Sunshine Products, Inc.................... 153,100    2,490,937
*   Nutraceutical International Corp...................  59,666    1,494,037
#   Oil-Dri Corp. of America...........................  58,075    1,994,876
*   Omega Protein Corp................................. 131,053    1,327,567
#   Orchids Paper Products Co..........................  54,738    1,705,089
*   Pantry, Inc. (The)................................. 115,295    1,684,460
#*  Post Holdings, Inc.................................  21,541    1,153,090
#   Reliv International, Inc........................... 102,054      222,478
#*  Revlon, Inc. Class A............................... 379,324    8,906,528
    Rocky Mountain Chocolate Factory, Inc..............  71,953      836,094
#   Roundy's, Inc......................................  30,739      260,667
#   Sanderson Farms, Inc...............................  46,524    3,459,059
*   Scheid Vineyards, Inc. Class A.....................   2,900       71,413
    Scope Industries...................................   8,083    2,121,788
*   Seneca Foods Corp. Class A.........................  33,144      963,496
#*  Seneca Foods Corp. Class B.........................  11,120      327,428
    Spartan Stores, Inc................................ 353,765    7,991,551
#*  Susser Holdings Corp............................... 229,954   14,022,595
*   Tofutti Brands, Inc................................  53,404      226,967
    United-Guardian, Inc...............................  40,096    1,148,750
#   Universal Corp.....................................  83,485    4,284,450
#*  USANA Health Sciences, Inc......................... 141,615    8,478,490
    Village Super Market, Inc. Class A.................  69,464    2,017,235
    WD-40 Co........................................... 150,379   10,335,549
                                                                ------------
Total Consumer Staples.................................          186,744,032
                                                                ------------
Energy -- (4.3%)
*   Abraxas Petroleum Corp............................. 486,100    1,540,937
#   Adams Resources & Energy, Inc......................  38,954    2,591,220
    Alon USA Energy, Inc............................... 222,177    3,490,401
#*  Alpha Natural Resources, Inc....................... 565,724    3,213,312
    AMEN Properties, Inc...............................     123       72,078
#*  Amyris, Inc........................................   2,110        8,925
#*  Approach Resources, Inc............................ 202,666    4,071,560
*   Barnwell Industries, Inc...........................  68,834      213,385
#*  Basic Energy Services, Inc......................... 275,941    4,726,869
#*  Bill Barrett Corp.................................. 128,739    3,605,979
#*  Black Ridge Oil and Gas, Inc.......................  73,707       46,435

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U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
    Bolt Technology Corp...............................    77,310 $ 1,675,308
#*  BPZ Resources, Inc.................................   784,603   1,569,206
#*  C&J Energy Services, Inc...........................   151,327   3,538,025
#*  Cal Dive International, Inc........................   192,137     315,105
*   Callon Petroleum Co................................   271,235   1,830,836
#*  Carrizo Oil & Gas, Inc.............................   247,544  10,174,058
*   Cheniere Energy, Inc...............................    39,020   1,714,539
*   Clayton Williams Energy, Inc.......................   109,912   7,586,126
#*  Clean Energy Fuels Corp............................   305,021   3,638,901
*   Cloud Peak Energy, Inc.............................    93,690   1,754,814
#   Comstock Resources, Inc............................   329,711   5,654,544
*   Contango Oil & Gas Co..............................   105,292   4,418,052
#   Crosstex Energy, Inc...............................   478,837  17,956,388
*   Dawson Geophysical Co..............................    64,595   2,090,940
#   DHT Holdings, Inc..................................    39,566     324,837
#*  Double Eagle Petroleum Co..........................    58,194     126,281
#*  Emerald Oil, Inc...................................   208,866   1,602,002
#*  Endeavour International Corp.......................   208,012   1,370,799
*   ENGlobal Corp......................................   238,421     362,400
#*  EPL Oil & Gas, Inc.................................   306,496   8,235,548
#*  Era Group, Inc.....................................     5,230     153,187
    Evolution Petroleum Corp...........................    25,725     338,541
#*  FieldPoint Petroleum Corp..........................    49,014     217,622
*   Forest Oil Corp....................................   231,103     704,864
#*  FX Energy, Inc.....................................     7,259      25,987
    GasLog, Ltd........................................     2,800      58,688
*   Gastar Exploration, Ltd............................    87,987     524,403
#*  Geospace Technologies Corp.........................    46,403   3,689,967
#*  Gevo, Inc..........................................    24,840      34,403
#*  Global Geophysical Services, Inc...................   383,587     567,709
#*  Goodrich Petroleum Corp............................    71,912   1,238,325
#   Green Plains Renewable Energy, Inc.................   197,231   4,394,307
    Gulf Island Fabrication, Inc.......................   110,881   2,246,449
    Gulfmark Offshore, Inc. Class A....................    93,080   3,961,485
#*  Harvest Natural Resources, Inc.....................   283,514   1,244,626
*   Hercules Offshore, Inc............................. 1,160,760   5,780,585
*   HKN, Inc...........................................     1,132      83,768
#*  Houston American Energy Corp.......................   108,288      40,175
#*  ION Geophysical Corp...............................   954,060   2,890,802
#*  James River Coal Co................................   185,050     203,555
#*  Key Energy Services, Inc...........................   322,508   2,351,083
#*  Lucas Energy, Inc..................................    87,333      96,066
#*  Magnum Hunter Resources Corp.......................   821,122   6,856,369
#*  Matador Resources Co...............................   154,989   3,012,986
*   Matrix Service Co..................................   218,115   5,732,062
*   Mexco Energy Corp..................................     7,388      55,041
#*  Miller Energy Resources, Inc.......................    32,669     257,758
*   Mitcham Industries, Inc............................    79,611   1,202,126
*   Natural Gas Services Group, Inc....................    59,553   1,721,082
#*  Newpark Resources, Inc.............................   840,389   9,546,819
#   Nordic American Tankers, Ltd.......................    66,007     722,117
#*  Northern Oil and Gas, Inc..........................   107,419   1,561,872
#*  Nuverra Environmental Solutions, Inc...............   136,121   1,968,310

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
#*  Overseas Shipholding Group, Inc....................  18,861 $    167,108
*   Pacific Ethanol, Inc...............................      31          218
#   Panhandle Oil and Gas, Inc. Class A................  55,720    2,154,135
*   Parker Drilling Co................................. 849,022    6,316,724
*   PDC Energy, Inc.................................... 148,470    7,402,714
*   Penn Virginia Corp................................. 469,257    5,626,391
#*  PetroQuest Energy, Inc............................. 357,549    1,380,139
#*  PHI, Inc. Non-Voting............................... 113,759    4,189,744
#*  PHI, Inc. Voting...................................   9,745      345,948
*   Pioneer Energy Services Corp....................... 427,910    3,585,886
#*  PostRock Energy Corp...............................  23,194       28,529
#*  Pyramid Oil Co.....................................  22,699      127,795
#*  Quicksilver Resources, Inc......................... 102,660      319,273
*   Renewable Energy Group, Inc........................  74,290      743,643
#*  Rentech, Inc....................................... 919,580    1,646,048
*   REX American Resources Corp........................ 149,235    6,112,666
#*  Rex Energy Corp.................................... 528,607    9,958,956
#*  RigNet, Inc........................................   7,403      345,350
*   Royale Energy, Inc.................................  45,629      118,179
#*  Sanchez Energy Corp................................   1,127       30,981
#*  Saratoga Resources, Inc............................   2,046        2,066
*   Steel Excel, Inc...................................  73,655    2,172,823
#*  Swift Energy Co....................................  55,787      690,643
#*  Synergy Resources Corp............................. 283,538    2,449,768
*   Synthesis Energy Systems, Inc......................  17,851       19,279
#*  Syntroleum Corp....................................  44,574      149,323
#*  Tesco Corp.........................................  92,733    1,958,521
#*  TETRA Technologies, Inc............................ 540,247    5,575,349
#*  TGC Industries, Inc................................ 110,887      721,874
#*  Triangle Petroleum Corp............................ 435,797    3,316,415
#*  Uranium Energy Corp................................ 123,123      213,003
#*  US Energy Corp. Wyoming............................  71,870      242,202
#*  USEC, Inc..........................................  21,921       99,521
#*  Vaalco Energy, Inc................................. 480,124    2,890,347
#   W&T Offshore, Inc..................................  40,056      573,602
*   Warren Resources, Inc.............................. 355,036    1,196,471
#*  Westmoreland Coal Co...............................  23,296      505,756
#*  Willbros Group, Inc................................ 303,345    2,532,931
#*  Zion Oil & Gas, Inc................................   5,765        8,186
                                                                ------------
Total Energy...........................................          238,921,456
                                                                ------------
Financials -- (14.7%)
*   1st Constitution Bancorp...........................  16,306      170,561
    1st Source Corp.................................... 194,458    5,730,677
#   1st United Bancorp Inc/Boca Raton..................  33,715      244,771
#   Access National Corp...............................  59,660      979,617
    Alliance Bancorp, Inc. of Pennsylvania.............  13,199      202,605
*   Altisource Asset Management Corp...................   9,319    9,393,552
#*  Ambac Financial Group, Inc.........................  26,010      609,674
#   Ameriana Bancorp...................................  20,650      287,448
#   American Equity Investment Life Holding Co......... 484,311   10,630,626
*   American Independence Corp.........................   3,596       37,974
#   American National Bankshares, Inc..................  54,265    1,261,661

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   American River Bankshares..........................  17,421 $  171,248
*   American Spectrum Realty, Inc......................  12,048     14,578
*   Ameris Bancorp..................................... 127,278  2,605,381
    AMERISAFE, Inc..................................... 137,869  5,703,641
#   AmeriServ Financial, Inc........................... 189,054    616,316
    Argo Group International Holdings, Ltd.............  52,793  2,375,157
#   Arrow Financial Corp............................... 120,836  3,012,441
    ASB Financial Corp.................................   4,400     59,400
#*  Asta Funding, Inc..................................  24,698    202,524
    Astoria Financial Corp............................. 301,702  3,994,534
#   Atlantic American Corp.............................   7,131     28,381
*   Atlantic Coast Financial Corp......................     738      2,996
*   Atlanticus Holdings Corp........................... 140,864    415,549
#   Auburn National BanCorp., Inc......................  11,571    293,903
#*  AV Homes, Inc......................................  80,688  1,510,479
#   Baldwin & Lyons, Inc. Class A......................   3,548     85,791
#   Baldwin & Lyons, Inc. Class B......................  91,316  2,279,247
#   Banc of California, Inc............................  30,520    387,604
    Bancfirst Corp..................................... 119,581  6,460,961
#   Bancorp of New Jersey, Inc.........................   1,246     16,796
*   Bancorp, Inc....................................... 197,176  3,756,203
    Bank Mutual Corp................................... 166,106  1,136,165
    Bank of Commerce Holdings..........................  19,956    125,523
#   Bank of Kentucky Financial Corp....................  26,826    963,858
#   Bank of the Ozarks, Inc............................ 105,956  6,717,610
    BankFinancial Corp................................. 211,876  1,925,953
    Banner Corp........................................ 158,836  5,849,930
    Bar Harbor Bankshares..............................  27,028  1,029,497
    BBCN Bancorp, Inc.................................. 613,751  9,236,953
#*  BBX Capital Corp. Class A..........................  43,192    633,195
#   BCB Bancorp, Inc...................................  54,608    696,252
*   BCSB Bancorp, Inc..................................  10,495    266,783
*   Beneficial Mutual Bancorp, Inc.....................  96,074  1,141,359
    Berkshire Bancorp, Inc.............................  10,471     76,386
    Berkshire Hills Bancorp, Inc....................... 143,603  3,512,529
*   BFC Financial Corp. Class A........................  75,991    214,295
#   BGC Partners, Inc. Class A......................... 307,311  1,976,010
*   BNCCORP, Inc.......................................  12,585    165,493
#*  BofI Holding, Inc..................................  98,316  8,135,649
    Boston Private Financial Holdings, Inc............. 620,980  7,631,844
#   Bridge Bancorp, Inc................................  38,938    957,875
#*  Bridge Capital Holdings............................  46,222  1,019,195
#   Brookline Bancorp, Inc............................. 590,182  5,252,620
*   Brunswick Bancorp..................................     120        608
    Bryn Mawr Bank Corp................................ 100,636  2,804,725
    C&F Financial Corp.................................  14,164    499,848
    Calamos Asset Management, Inc. Class A............. 132,642  1,521,404
#   California First National Bancorp..................  81,133  1,200,768
*   Camco Financial Corp...............................  26,162    167,960
#   Camden National Corp...............................  77,063  2,724,177
    Cape Bancorp, Inc..................................   4,774     48,552
*   Capital Bank Financial Corp. Class A...............  11,999    276,577
#*  Capital City Bank Group, Inc....................... 150,073  1,914,931

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
o*  Capital Properties, Inc., 5.000%...................   9,939 $    9,939
*   Capital Properties, Inc. Class A...................  11,044     89,733
    Capital Southwest Corp.............................  60,452  2,065,645
#   Cardinal Financial Corp............................ 264,015  4,501,456
*   Carolina Bank Holdings, Inc........................   4,335     43,697
*   Carver Bancorp, Inc................................     300      3,270
#   Cash America International, Inc....................   6,038    221,776
    Center Bancorp, Inc................................ 138,607  2,460,274
    Centerstate Banks, Inc.............................  46,202    508,222
    Central Pacific Financial Corp.....................  74,343  1,364,194
    Century Bancorp, Inc. Class A......................  18,900    640,899
    Charter Financial Corp.............................     935     10,051
    Chemical Financial Corp............................ 227,300  6,564,424
    Chicopee Bancorp, Inc..............................  26,112    453,043
    Citizens Community Bancorp, Inc....................   4,432     35,633
*   Citizens First Corp................................   1,442     14,615
#   Citizens Holding Co................................   9,925    189,071
#*  Citizens, Inc...................................... 389,673  2,708,227
#   City Holding Co.................................... 161,264  7,195,600
#   CKX Lands, Inc.....................................  14,943    216,674
#   Clifton Savings Bancorp, Inc.......................  55,328    700,452
    CNB Financial Corp.................................  53,880    865,313
#   CoBiz Financial, Inc............................... 213,230  2,251,709
    Codorus Valley Bancorp, Inc........................  10,901    229,139
*   Colonial Financial Services, Inc...................   7,831     99,454
#*  Colony Bankcorp, Inc...............................  37,943    238,661
#   Columbia Banking System, Inc....................... 297,411  7,765,401
    Commercial National Financial Corp.................  10,640    220,780
#   Community Bank System, Inc......................... 261,062  9,293,807
*   Community Bankers Trust Corp.......................   2,000      7,960
#   Community Trust Bancorp, Inc....................... 136,514  5,531,547
*   Community West Bancshares..........................  12,713     91,152
#*  CommunityOne Bancorp...............................     216      2,484
#   Consolidated-Tomoka Land Co........................  52,947  1,861,087
#*  Consumer Portfolio Services, Inc...................  51,070    434,606
*   Cowen Group, Inc. Class A.......................... 272,424  1,111,490
#   Crawford & Co. Class A............................. 282,945  2,065,498
#   Crawford & Co. Class B............................. 145,019  1,173,204
#*  Customers Bancorp, Inc.............................   4,684     94,992
#   CVB Financial Corp................................. 272,789  4,070,012
*   DFC Global Corp.................................... 289,969  2,180,567
*   DGT Holdings Corp..................................  12,563    195,355
#   Diamond Hill Investment Group, Inc.................     710     81,323
    Dime Community Bancshares, Inc..................... 338,419  5,529,766
    Donegal Group, Inc. Class A........................ 169,997  2,483,656
#   Donegal Group, Inc. Class B........................  34,951    857,872
#*  Doral Financial Corp...............................   4,060     50,709
    Eagle Bancorp Montana, Inc.........................     578      6,231
    East West Bancorp, Inc.............................  22,741    760,922
#*  Eastern Virginia Bankshares, Inc...................   8,084     54,648
#*  eHealth, Inc....................................... 138,920  7,422,496
    EMC Insurance Group, Inc........................... 116,209  3,193,423
#   Employers Holdings, Inc............................ 255,600  6,280,092

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#*  Encore Capital Group, Inc.......................... 271,840 $12,936,866
#   Enterprise Bancorp, Inc............................  36,296     750,601
    Enterprise Financial Services Corp.................  59,274   1,103,682
#   ESB Financial Corp................................. 161,234   2,073,469
    ESSA Bancorp, Inc..................................  63,434     715,536
#   Evans Bancorp, Inc.................................  11,667     268,341
*   Ezcorp, Inc. Class A...............................  17,470     191,821
#*  Farmers Capital Bank Corp..........................  22,878     470,372
    FBL Financial Group, Inc. Class A.................. 271,426  10,485,186
#   Federal Agricultural Mortgage Corp. Class A........   4,200     103,992
    Federal Agricultural Mortgage Corp. Class C........  78,623   2,409,009
    Federated National Holding Co......................  74,234     982,116
#   Fidelity Southern Corp.............................  99,251   1,397,460
#   Financial Institutions, Inc........................  71,404   1,490,916
*   First Acceptance Corp..............................  55,347     142,242
#*  First BanCorp...................................... 172,366     842,870
#   First Bancorp...................................... 142,584   2,456,722
    First Bancorp of Indiana, Inc......................   1,400      18,914
#   First Bancorp, Inc.................................  74,352   1,263,240
*   First Bancshares, Inc..............................   5,228      43,288
    First Bancshares, Inc. (The).......................   4,544      64,525
#   First Busey Corp................................... 481,850   2,650,175
#   First Business Financial Services, Inc.............   7,222     297,907
    First Commonwealth Financial Corp.................. 692,836   5,688,184
    First Community Bancshares, Inc.................... 108,624   1,758,623
#   First Connecticut Bancorp Inc/Farmington...........  14,915     229,840
    First Defiance Financial Corp......................  69,440   1,785,997
*   First Federal Bancshares of Arkansas, Inc..........  45,474     376,979
#   First Federal of Northern Michigan Bancorp, Inc....  13,700      69,528
    First Financial Bancorp............................ 300,638   4,984,578
#   First Financial Corp............................... 122,228   3,932,075
    First Financial Holdings, Inc...................... 134,701   8,290,847
#   First Financial Northwest, Inc.....................  42,074     435,045
*   First Financial Service Corp.......................  18,814      88,144
    First Interstate Bancsystem, Inc...................  78,495   2,014,182
#*  First Marblehead Corp. (The).......................   4,947      29,484
    First Merchants Corp............................... 248,207   5,234,686
    First Midwest Bancorp, Inc......................... 480,487   7,673,377
*   First Place Financial Corp......................... 153,683         231
#   First South Bancorp, Inc...........................  59,381     480,986
#*  First United Corp..................................  31,308     247,959
    First West Virginia Bancorp........................   1,187      19,870
    Firstbank Corp.....................................  35,127     628,071
*   Flagstar Bancorp, Inc.............................. 113,521   2,369,183
    Flushing Financial Corp............................ 219,756   4,513,788
*   Forestar Group, Inc................................ 266,033   5,320,660
*   Fortegra Financial Corp............................     705       5,196
    Fox Chase Bancorp, Inc.............................  59,633   1,020,321
#*  Franklin Financial Corp............................   5,320     101,133
#   FXCM, Inc. Class A................................. 165,972   2,844,760
#   Gain Capital Holdings, Inc.........................  30,898     274,683
#   German American Bancorp, Inc.......................  65,691   1,771,029
    GFI Group, Inc..................................... 506,108   1,923,210

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Glacier Bancorp, Inc............................... 291,356 $ 7,700,539
#*  Gleacher & Co., Inc................................   9,104     100,326
*   Global Indemnity P.L.C.............................  56,451   1,383,614
    Gouverneur Bancorp, Inc............................   4,366      41,259
#   Great Southern Bancorp, Inc........................  82,319   2,276,120
#*  Green Dot Corp. Class A............................ 175,484   3,951,900
*   Greenlight Capital Re, Ltd. Class A................ 207,915   6,680,309
    Guaranty Bancorp...................................  44,041     570,771
#*  Guaranty Federal Bancshares, Inc...................  17,335     185,485
*   Hallmark Financial Services, Inc................... 105,299     927,684
#   Hampden Bancorp, Inc...............................   3,433      55,065
*   Hampton Roads Bankshares, Inc......................   8,405      13,112
    Hanmi Financial Corp............................... 195,574   4,218,531
#   Harleysville Savings Financial Corp................  12,400     219,790
#*  Harris & Harris Group, Inc......................... 153,619     462,393
    Hawthorn Bancshares, Inc...........................   5,957      74,939
#   HCI Group, Inc.....................................  97,252   4,136,128
#   Heartland Financial USA, Inc....................... 133,135   3,353,671
    Heritage Commerce Corp.............................  94,328     755,567
#   Heritage Financial Corp............................  67,496   1,149,457
    Heritage Financial Group, Inc......................  16,112     318,856
    HF Financial Corp..................................  34,791     458,893
    HFF, Inc. Class A.................................. 204,911   6,061,267
*   Hilltop Holdings, Inc.............................. 411,361   9,786,278
#   Hingham Institution for Savings....................  14,511   1,140,274
*   HMN Financial, Inc.................................  37,346     414,914
*   Home Bancorp, Inc..................................   4,852      97,768
#   Home BancShares, Inc............................... 359,132  11,075,631
    Home Federal Bancorp, Inc .........................  64,285     932,132
    HopFed Bancorp, Inc................................  18,198     207,821
    Horace Mann Educators Corp......................... 425,535  11,872,426
#   Horizon Bancorp....................................  36,023     801,872
#   Hudson Valley Holding Corp.........................  19,009     341,782
*   ICG Group, Inc..................................... 365,117   6,933,572
#   Independence Holding Co............................  69,208     887,939
#   Independent Bank Corp.(453836108).................. 170,010   6,147,562
*   Independent Bank Corp.(453838609)..................  34,130     452,222
    Infinity Property & Casualty Corp.................. 134,471   9,493,653
    Interactive Brokers Group, Inc. Class A............ 446,772   9,471,566
*   InterGroup Corp. (The).............................   6,500     123,240
#*  Intervest Bancshares Corp. Class A.................   6,118      45,763
#*  INTL. FCStone, Inc.................................  89,303   1,575,305
*   Investment Technology Group, Inc................... 179,808   2,966,832
    Investors Bancorp, Inc.............................  73,605   1,867,359
#*  Investors Capital Holdings, Ltd....................   4,238      30,683
#   Investors Title Co.................................  21,301   1,706,636
#*  Jacksonville Bancorp, Inc..........................     259       2,880
*   Jefferson Bancshares, Inc..........................   6,356      49,132
    JMP Group, Inc.....................................  79,135     588,764
#*  JW Mays, Inc.......................................   2,700     114,291
#*  Kearny Financial Corp..............................  31,532     360,411
#   Kennedy-Wilson Holdings, Inc....................... 297,782   7,152,724
#   Kentucky First Federal Bancorp.....................  38,012     331,465

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- ----------
Financials -- (Continued)
#*  Ladenburg Thalmann Financial Services, Inc.........     8,282 $   19,877
#   Lake Shore Bancorp, Inc............................     3,521     43,449
#   Lakeland Bancorp, Inc..............................   213,720  2,408,624
#   Lakeland Financial Corp............................   104,707  3,835,417
    Landmark Bancorp, Inc..............................    14,114    271,130
#   Life Partners Holdings, Inc........................   108,784    291,541
    LNB Bancorp, Inc...................................    58,795    588,538
#*  Louisiana Bancorp, Inc.............................     1,237     22,612
    LSB Financial Corp.................................     2,914     84,652
#*  Macatawa Bank Corp.................................   202,123  1,071,252
*   Magyar Bancorp, Inc................................    15,818    125,753
#   Maiden Holdings, Ltd...............................   253,220  2,780,356
    MainSource Financial Group, Inc....................   133,770  2,181,789
#*  Malvern Bancorp, Inc...............................     8,513     88,024
    Manning & Napier, Inc..............................     3,537     59,245
#   MarketAxess Holdings, Inc..........................    19,265  1,208,686
    Marlin Business Services Corp......................    66,856  1,696,137
#*  Maui Land & Pineapple Co., Inc.....................    49,270    290,693
    MB Financial, Inc..................................     7,339    206,226
*   MBT Financial Corp.................................     1,763      9,538
#   MCG Capital Corp...................................   578,441  2,585,631
#   Meadowbrook Insurance Group, Inc...................   448,115  2,715,577
#   Medallion Financial Corp...........................   159,725  2,129,134
#   Mercantile Bank Corp...............................    13,591    271,956
    Merchants Bancshares, Inc..........................    61,287  1,826,353
#*  Meridian Interstate Bancorp, Inc...................    49,451  1,164,077
#   Meta Financial Group, Inc..........................    26,275  1,062,824
*   Metro Bancorp, Inc.................................   126,758  2,518,681
#*  MGIC Investment Corp............................... 1,035,784  8,793,806
    MicroFinancial, Inc................................    83,043    638,601
    Mid Penn Bancorp, Inc..............................     7,759    112,506
#   MidSouth Bancorp, Inc..............................    58,231    903,163
#   MidWestOne Financial Group, Inc....................    16,539    406,529
*   MSB Financial Corp.................................     2,696     22,727
    MutualFirst Financial, Inc.........................    39,230    737,132
    National Interstate Corp...........................    59,495  1,342,802
    National Security Group, Inc.......................    12,602    116,569
    National Western Life Insurance Co. Class A........    12,021  2,622,381
#*  Naugatuck Valley Financial Corp....................     7,309     52,040
*   Navigators Group, Inc. (The).......................    82,235  4,903,673
#   NBT Bancorp, Inc...................................   290,147  6,975,134
    Nelnet, Inc. Class A...............................    17,230    641,817
#*  New Century Bancorp, Inc...........................     9,127     60,056
#   New Hampshire Thrift Bancshares, Inc...............    21,740    324,361
#*  NewBridge Bancorp..................................   136,882    956,805
#*  NewStar Financial, Inc.............................   192,358  3,025,791
    Nicholas Financial, Inc............................    41,301    651,730
*   North Valley Bancorp...............................     5,817    135,943
    Northeast Bancorp..................................     4,362     41,221
    Northeast Community Bancorp, Inc...................    24,952    181,401
    Northfield Bancorp, Inc............................   209,527  2,604,421
    Northrim BanCorp, Inc..............................    44,423  1,067,040
    Northway Financial, Inc............................     1,076     18,292

                                      311

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Northwest Bancshares, Inc.......................... 182,710 $2,568,903
#   Norwood Financial Corp.............................  10,591    317,624
#   Ocean Shore Holding Co.............................  20,561    283,947
    OceanFirst Financial Corp.......................... 117,015  2,078,186
    OFG Bancorp........................................ 296,262  4,319,500
    Ohio Valley Banc Corp..............................  16,910    376,586
#   Old Line Bancshares, Inc...........................  22,285    358,120
#   Old National Bancorp............................... 148,556  2,079,784
#*  Old Second Bancorp, Inc............................ 120,505    561,553
*   OmniAmerican Bancorp, Inc..........................  88,259  1,978,767
#   Oppenheimer Holdings, Inc. Class A.................  14,513    340,765
    Oritani Financial Corp............................. 359,056  5,651,541
    Pacific Continental Corp...........................  89,837  1,266,702
*   Pacific Mercantile Bancorp.........................   6,384     39,964
#*  Pacific Premier Bancorp, Inc.......................  71,496  1,134,642
#   PacWest Bancorp.................................... 241,840  9,700,202
    Park National Corp.................................  35,882  2,809,561
    Park Sterling Corp................................. 250,018  1,687,621
#*  Patriot National Bancorp, Inc......................   2,900      3,016
    Peapack Gladstone Financial Corp................... 107,510  1,988,935
#   Penns Woods Bancorp, Inc...........................  36,321  1,641,709
#   Peoples Bancorp of North Carolina, Inc.............  15,956    244,605
    Peoples Bancorp, Inc...............................  94,701  2,135,508
    Peoples Bancorp/Auburn.............................   3,331     78,312
#*  PHH Corp........................................... 176,089  4,273,680
#*  Phoenix Cos., Inc. (The)...........................  48,205  2,270,455
*   PICO Holdings, Inc................................. 176,957  4,170,876
#   Pinnacle Financial Partners, Inc................... 273,828  8,937,746
#*  Piper Jaffray Cos..................................   4,037    158,573
*   Porter Bancorp, Inc................................  16,256     15,931
*   Preferred Bank.....................................  59,308  1,276,901
    Premier Financial Bancorp, Inc.....................  27,910    401,346
#   Primus Guaranty, Ltd...............................  23,720    192,132
    PrivateBancorp, Inc................................  46,664  1,334,124
#   Provident Financial Holdings, Inc..................  69,795  1,050,415
    Provident Financial Services, Inc.................. 116,926  2,025,158
*   Prudential Bancorp, Inc............................  26,035    273,888
*   PSB Holdings, Inc..................................   1,113      7,090
#   Pulaski Financial Corp.............................  85,066    883,836
#   Pzena Investment Management, Inc. Class A..........  19,143    202,150
    QC Holdings, Inc................................... 171,139    424,425
    QCR Holdings, Inc..................................     100      1,728
#   Radian Group, Inc.................................. 234,443  3,488,512
*   Regional Management Corp...........................     644     21,400
#   Renasant Corp...................................... 163,391  4,704,027
#   Republic Bancorp, Inc. Class A..................... 199,097  4,597,150
*   Republic First Bancorp, Inc........................  74,245    236,842
#   Resource America, Inc. Class A..................... 169,832  1,491,125
#*  Riverview Bancorp, Inc............................. 102,676    321,376
    Rockville Financial, Inc........................... 144,896  1,924,219
*   Royal Bancshares of Pennsylvania, Inc. Class A.....  13,305     19,558
#   S&T Bancorp, Inc................................... 211,609  4,949,535
#*  Safeguard Scientifics, Inc......................... 198,690  3,641,988

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Safety Insurance Group, Inc........................  82,429 $4,457,760
    Salisbury Bancorp, Inc.............................   7,752    208,296
    Sandy Spring Bancorp, Inc.......................... 183,222  4,575,053
#   SB Financial Group, Inc............................   2,810     23,604
#*  Seacoast Banking Corp. of Florida..................  24,139    269,150
#*  Security National Financial Corp. Class A..........  23,202    104,408
    Selective Insurance Group, Inc..................... 144,206  3,391,725
#*  Shore Bancshares, Inc..............................  35,120    332,586
    SI Financial Group, Inc............................  12,306    145,580
#*  Siebert Financial Corp.............................  13,141     38,635
    Sierra Bancorp.....................................  88,637  1,404,896
#   Simmons First National Corp. Class A............... 138,927  4,797,149
    Simplicity Bancorp, Inc............................  21,206    352,020
*   South Street Financial Corp........................   2,945     27,978
*   Southcoast Financial Corp..........................   4,265     25,803
o   Southern Community Financial.......................  45,616     10,036
*   Southern First Bancshares, Inc.....................  30,135    400,494
#   Southern Missouri Bancorp, Inc.....................   7,832    253,678
#   Southern National Bancorp of Virginia, Inc.........   1,014     10,343
#   Southside Bancshares, Inc.......................... 115,665  3,082,472
    Southwest Bancorp, Inc............................. 130,906  2,284,310
    Southwest Georgia Financial Corp...................  12,047    139,143
    State Auto Financial Corp..........................  41,897    803,584
    Sterling Bancorp................................... 745,208  9,389,621
#   Stewart Information Services Corp.................. 156,026  5,072,405
#*  Stratus Properties, Inc............................  70,975  1,232,836
*   Suffolk Bancorp.................................... 116,114  2,238,678
    Summit State Bank..................................   1,118     12,019
#*  Sun Bancorp, Inc................................... 276,153    875,405
#*  Sussex Bancorp.....................................   8,000     67,400
*   SWS Group, Inc..................................... 265,182  2,036,598
#   SY Bancorp, Inc.................................... 129,832  3,841,729
#*  Taylor Capital Group, Inc.......................... 170,775  3,813,406
    Teche Holding Co...................................  16,649  1,247,843
*   Tejon Ranch Co..................................... 214,847  7,330,580
    Territorial Bancorp, Inc...........................  41,856    948,038
    TF Financial Corp..................................  21,681    661,270
    Timberland Bancorp, Inc............................  70,526    772,965
#   Tompkins Financial Corp............................  91,183  4,276,483
    Tower Financial Corp...............................   8,021    187,411
#   Tower Group International, Ltd..................... 225,469    563,672
#   TowneBank.......................................... 118,029  1,775,156
#*  Tree.com, Inc......................................  35,989  1,167,843
#   Trico Bancshares................................... 146,645  3,630,930
#   TrustCo Bank Corp.................................. 662,548  4,326,438
*   Unico American Corp................................ 113,843  1,482,236
#   Union Bankshares Inc/Morrisville...................  14,917    332,947
#   Union First Market Bankshares Corp................. 238,253  5,496,497
#   United Bancshares, Inc.............................   6,297     97,415
    United Community Bancorp...........................   1,415     15,523
*   United Community Banks, Inc........................ 203,407  3,392,829
#*  United Community Financial Corp.................... 287,624  1,015,313
    United Financial Bancorp, Inc......................  94,025  1,667,063

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
#   United Fire Group, Inc............................. 191,195 $  4,798,994
#*  United Security Bancshares......................... 110,266      550,226
    Unity Bancorp, Inc.................................  32,785      256,379
    Universal Insurance Holdings, Inc.................. 280,007    3,122,078
    Univest Corp. of Pennsylvania...................... 102,999    1,934,321
*   Vantagesouth Bancshares, Inc.......................  14,803       84,969
    ViewPoint Financial Group, Inc..................... 310,539    7,645,470
#*  Viewtran Group, Inc................................  11,764       27,292
*   Virginia Commerce Bancorp, Inc..................... 126,041    2,049,427
*   Virtus Investment Partners, Inc....................  25,506    4,648,724
#   VSB Bancorp, Inc...................................   2,848       31,214
#*  Walker & Dunlop, Inc............................... 157,914    2,217,113
    Washington Banking Co..............................  85,818    1,526,702
#   Washington Trust Bancorp, Inc...................... 129,604    4,269,156
#*  Waterstone Financial, Inc..........................  32,150      339,502
    Wayne Savings Bancshares, Inc......................   3,361       37,576
    WesBanco, Inc...................................... 247,422    7,066,372
#   West Bancorporation, Inc...........................  89,233    1,319,756
#   Westamerica Bancorporation.........................   5,296      261,411
*   Western Alliance Bancorp........................... 615,654   13,802,963
    Westfield Financial, Inc........................... 149,090    1,112,211
    Westwood Holdings Group, Inc.......................  66,804    3,819,185
    Wilshire Bancorp, Inc.............................. 560,391    5,581,494
#*  World Acceptance Corp.............................. 147,186   14,084,228
*   Wright Investors' Service Holdings, Inc............ 109,400      213,330
    WSFS Financial Corp................................  18,538    1,331,028
#   WVS Financial Corp.................................  12,479      158,670
*   Yadkin Financial Corp..............................   8,972      167,776
*   ZipRealty, Inc..................................... 200,583      838,437
                                                                ------------
Total Financials.......................................          814,448,751
                                                                ------------
Health Care -- (8.6%)
#*  Abaxis, Inc........................................  45,747    1,746,163
#*  ABIOMED, Inc.......................................     520       14,295
#*  Accelerate Diagnostics, Inc........................  37,680      519,607
#*  Accretive Health, Inc..............................   6,437       59,285
#*  Accuray, Inc....................................... 463,396    4,935,167
#*  Achillion Pharmaceuticals, Inc..................... 108,114      357,857
*   Acorda Therapeutics, Inc........................... 196,779    5,775,464
#*  Adcare Health Systems, Inc.........................   7,842       31,917
#*  Addus HomeCare Corp................................  20,564      486,133
#*  Affymax, Inc....................................... 129,072      114,874
*   Affymetrix, Inc.................................... 537,490    5,047,031
#*  Akorn, Inc.........................................  23,579      535,243
#*  Albany Molecular Research, Inc..................... 300,793    3,218,485
#*  Alexza Pharmaceuticals, Inc........................   2,750       14,053
*   Alliance HealthCare Services, Inc..................  90,318    2,592,127
*   Allied Healthcare Products, Inc....................  22,068       54,287
*   Almost Family, Inc.................................  46,565    1,416,042
*   Alnylam Pharmaceuticals, Inc.......................  19,466    1,628,526
#*  Alphatec Holdings, Inc............................. 248,211      538,618
#*  AMAG Pharmaceuticals, Inc.......................... 121,914    2,617,494
#*  Amedisys, Inc...................................... 163,509    2,467,351

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   American Shared Hospital Services..................  35,563 $   102,777
*   Amicus Therapeutics, Inc...........................   6,613      18,053
*   AMN Healthcare Services, Inc....................... 358,363   5,414,865
*   Amsurg Corp........................................ 287,682  12,010,723
#   Analogic Corp...................................... 123,600  11,822,340
*   AngioDynamics, Inc................................. 189,415   3,013,593
*   ANI Pharmaceuticals, Inc...........................   3,966      87,966
*   Anika Therapeutics, Inc............................ 142,969   4,756,579
*   Arqule, Inc........................................  71,682     164,152
#*  Arrhythmia Research Technology, Inc................  16,626      73,986
*   ArthroCare Corp.................................... 201,154   9,128,369
*   AtriCure, Inc......................................   6,378     130,749
#   Atrion Corp........................................  19,961   5,333,180
#*  Authentidate Holding Corp..........................   7,129       9,553
#*  Auxilium Pharmaceuticals, Inc...................... 120,324   3,077,888
#*  AVEO Pharmaceuticals, Inc..........................  75,858     125,166
#*  Baxano Surgical, Inc............................... 171,862     219,983
#*  Bio-Reference Labs, Inc............................ 189,729   5,101,813
#*  Bioanalytical Systems, Inc.........................   7,157      21,543
*   BioCryst Pharmaceuticals, Inc......................     300       3,060
#*  Biodel, Inc........................................  39,257     106,583
#*  Biolase, Inc.......................................   2,025       4,901
*   BioScrip, Inc...................................... 486,630   4,141,221
#*  Biospecifics Technologies Corp.....................  25,669     582,430
*   Biota Pharmaceuticals, Inc.........................  76,328     382,403
*   BioTelemetry, Inc..................................  96,187     701,203
#*  Bovie Medical Corp................................. 158,699     428,487
#*  BSD Medical Corp................................... 161,152     190,159
*   Cambrex Corp....................................... 281,708   5,287,659
    Cantel Medical Corp................................ 283,775   8,995,667
#*  Capital Senior Living Corp......................... 231,685   5,205,962
#*  Cardica, Inc.......................................   5,744       6,893
#*  Catalyst Pharmaceutical Partners, Inc..............  25,086      48,918
#*  Celldex Therapeutics, Inc.......................... 267,214   6,888,777
*   Celsion Corp.......................................  18,314      67,945
*   Chindex International, Inc.........................   9,314     153,308
#*  Cleveland Biolabs, Inc.............................   2,513       1,661
#*  Codexis, Inc.......................................  46,517      87,452
#*  Columbia Laboratories, Inc.........................   3,466      23,361
#   Computer Programs & Systems, Inc...................  74,869   5,002,747
#   CONMED Corp........................................ 254,463  10,674,723
#*  Corcept Therapeutics, Inc.......................... 199,501     686,283
*   Cornerstone Therapeutics, Inc......................   8,755      82,997
*   Corvel Corp........................................ 270,276  12,800,271
*   Cross Country Healthcare, Inc...................... 242,414   2,618,071
    CryoLife, Inc...................................... 249,045   2,687,196
#*  Cumberland Pharmaceuticals, Inc.................... 169,380     796,086
#*  Cutera, Inc........................................ 114,495   1,087,702
#*  Cyberonics, Inc.................................... 134,237   8,967,032
#*  Cyclacel Pharmaceuticals, Inc......................   4,300      16,512
#*  Cynosure, Inc. Class A.............................  96,799   2,597,117
#*  Cytokinetics, Inc..................................  32,099     248,767
    Daxor Corp.........................................  43,502     308,212

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Depomed, Inc.......................................  11,885 $   142,620
    Digirad Corp....................................... 104,281     364,983
*   Discovery Laboratories, Inc........................  16,454      37,021
*   Durect Corp........................................ 379,169     792,463
#*  Dyax Corp.......................................... 305,234   2,570,070
#*  Dynavax Technologies Corp..........................   2,993       5,208
#*  Emergent Biosolutions, Inc......................... 236,683   5,663,824
*   Emeritus Corp......................................  64,263   1,416,999
*   Encision, Inc......................................   3,700       3,737
#*  Endocyte, Inc......................................  21,221     251,893
    Ensign Group, Inc. (The)........................... 169,803   7,118,142
#*  EnteroMedics, Inc..................................     633       1,317
#*  Entremed, Inc......................................   1,607       3,102
#*  Enzo Biochem, Inc.................................. 274,574     771,553
#   Enzon Pharmaceuticals, Inc......................... 301,457     271,311
*   ERBA Diagnostics, Inc..............................     119         344
#*  Exact Sciences Corp................................ 171,878   2,234,414
*   Exactech, Inc...................................... 101,444   2,260,172
#*  ExamWorks Group, Inc............................... 118,575   3,650,924
#*  Fibrocell Science, Inc.............................   3,400      16,728
*   Five Star Quality Care, Inc........................ 219,396   1,191,320
#*  Furiex Pharmaceuticals, Inc........................  16,188     750,476
#*  Galena Biopharma, Inc..............................     319       1,681
*   Gentiva Health Services, Inc....................... 180,759   2,053,422
#*  Geron Corp......................................... 316,814   1,590,406
*   Greatbatch, Inc.................................... 240,435  10,220,892
#*  GTx, Inc...........................................  19,638      35,545
#*  Hanger, Inc........................................ 322,446  10,901,899
#*  Harvard Apparatus Regenerative Technology, Inc.....  78,007     319,049
*   Harvard Bioscience, Inc............................ 304,952   1,347,888
#*  HealthStream, Inc.................................. 130,831   3,796,716
#*  Healthways, Inc.................................... 225,931   3,459,004
*   Hemispherx Biopharma, Inc..........................  93,100      40,964
#*  Hi-Tech Pharmacal Co., Inc......................... 108,582   4,697,257
*   Hooper Holmes, Inc................................. 672,769     343,852
#*  Horizon Pharma, Inc................................  25,074     247,230
#*  iBio, Inc..........................................  75,428      43,431
#*  Icad, Inc..........................................   7,500      84,600
*   ICU Medical, Inc................................... 145,125   9,362,014
#*  Idera Pharmaceuticals, Inc......................... 288,928   1,340,626
#*  Immunomedics, Inc..................................  37,146     180,158
#*  Infinity Pharmaceuticals, Inc......................  77,952   1,001,683
#*  Inovio Pharmaceuticals, Inc........................  10,400      26,832
#*  Insys Therapeutics, Inc............................   8,536     502,173
#*  Integra LifeSciences Holdings Corp.................  65,895   3,061,482
    Invacare Corp...................................... 247,203   4,988,557
#*  IPC The Hospitalist Co., Inc....................... 109,896   5,866,248
*   Iridex Corp........................................  18,587     157,432
#*  IsoRay, Inc........................................      20          15
#*  Keryx Biopharmaceuticals, Inc......................  45,500     699,790
    Kewaunee Scientific Corp...........................  25,060     415,996
#   Kindred Healthcare, Inc............................ 366,239   6,936,567
#   Landauer, Inc......................................  87,455   4,037,797

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Lannett Co., Inc...................................    98,164 $ 3,467,152
*   LCA-Vision, Inc....................................   171,633     724,291
#   LeMaitre Vascular, Inc.............................   170,177   1,356,311
#*  LHC Group, Inc.....................................   119,640   2,744,542
#*  Ligand Pharmaceuticals, Inc. Class B...............    12,086     748,607
#*  Luminex Corp.......................................    61,677   1,126,839
#*  Masimo Corp........................................     3,159      92,401
#*  Mast Therapeutics, Inc.............................    72,438      63,093
o*  Maxygen, Inc.......................................   319,639       9,589
*   MedAssets, Inc.....................................   386,312   8,514,316
o*  MedCath Corp.......................................    92,602     185,204
*   Medical Action Industries, Inc.....................   156,089   1,158,180
#*  MediciNova, Inc....................................    75,542     174,502
*   Medidata Solutions, Inc............................   233,366  14,725,395
*   Merge Healthcare, Inc..............................     7,400      15,910
#   Meridian Bioscience, Inc...........................    78,542   1,789,187
#*  Merit Medical Systems, Inc.........................   439,212   6,311,476
#   MGC Diagnostics Corp...............................     1,294      14,312
#*  Misonix, Inc.......................................    62,750     321,907
#*  Momenta Pharmaceuticals, Inc.......................   325,627   5,828,723
#*  Nanosphere, Inc....................................    33,860      71,445
#   National Healthcare Corp...........................   104,718   5,445,336
*   National Research Corp. Class A....................   201,717   3,025,755
#   National Research Corp. Class B....................    33,719   1,337,296
*   Natus Medical, Inc.................................   261,394   6,767,491
*   Neogen Corp........................................    53,290   2,239,246
*   NuVasive, Inc......................................   346,328  12,966,520
#*  Oculus Innovative Sciences, Inc....................        30          98
*   Omnicell, Inc......................................   261,335   6,747,670
#*  OncoGenex Pharmaceutical, Inc......................    16,093     173,804
#*  OraSure Technologies, Inc..........................    45,639     267,901
*   Orthofix International NV..........................   105,796   2,174,108
#*  Osiris Therapeutics, Inc...........................    17,979     280,652
#*  Pacific Biosciences of California, Inc.............    53,955     387,397
#*  Pain Therapeutics, Inc.............................   164,859     685,813
#*  PDI, Inc...........................................   130,894     757,876
#   PDL BioPharma, Inc................................. 1,010,688   9,197,261
#*  Pernix Therapeutics Holdings.......................    36,732      84,116
#*  PharMerica Corp....................................   274,348   6,677,630
#*  PhotoMedex, Inc....................................    27,458     381,941
#   Pozen, Inc.........................................   294,588   2,309,570
*   Prestige Brands Holdings, Inc......................   346,916  10,497,678
#*  Progenics Pharmaceuticals, Inc.....................   162,555     777,013
*   ProPhase Labs, Inc.................................    56,585     117,131
#*  Providence Service Corp. (The).....................   122,388   3,229,819
#*  pSivida Corp.......................................    31,957     150,198
    Psychemedics Corp..................................     1,558      23,853
#   Quality Systems, Inc...............................   141,867   2,611,771
#*  Quidel Corp........................................   229,795   6,792,740
#*  RadNet, Inc........................................   102,903     194,487
#*  Repligen Corp......................................   333,488   5,162,394
#*  Repros Therapeutics, Inc...........................    10,473     196,369
*   Retractable Technologies, Inc......................     4,372      15,521

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#*  Rigel Pharmaceuticals, Inc......................... 167,379 $    507,158
#*  RTI Surgical, Inc.................................. 372,645    1,155,199
#*  RXi Pharmaceuticals Corp...........................      10           47
#*  Sagent Pharmaceuticals, Inc........................   3,266       61,825
#*  Sangamo Biosciences, Inc...........................  13,804      266,969
#*  Sciclone Pharmaceuticals, Inc...................... 466,041    2,190,393
    Select Medical Holdings Corp.......................  21,611      233,399
    Simulations Plus, Inc.............................. 123,672      704,930
#*  Skilled Healthcare Group, Inc. Class A............. 123,337      563,650
#   Span-America Medical Systems, Inc..................  32,884      652,419
#*  Special Diversified Opportunities, Inc.............   4,062        4,590
*   Spectranetics Corp.................................  89,428    2,326,917
#*  Spectrum Pharmaceuticals, Inc...................... 458,220    3,853,630
*   Staar Surgical Co.................................. 105,430    1,731,161
#*  StemCells, Inc.....................................  11,628       17,675
#*  Stereotaxis, Inc...................................  10,471       53,716
#*  Sucampo Pharmaceuticals, Inc. Class A.............. 104,902      866,491
*   SurModics, Inc..................................... 173,655    4,233,709
*   Symmetry Medical, Inc.............................. 267,777    2,602,792
#*  Targacept, Inc.....................................  50,314      221,885
#*  Threshold Pharmaceuticals, Inc.....................  17,876       87,235
*   Tornier NV.........................................  59,048    1,074,083
#*  Transcept Pharmaceuticals, Inc..................... 111,214      369,230
*   Triple-S Management Corp. Class B.................. 115,116    2,053,669
#   Universal American Corp............................ 534,171    3,765,906
#*  Uroplasty, Inc.....................................  12,179       55,049
    US Physical Therapy, Inc........................... 115,372    3,635,372
#   Utah Medical Products, Inc.........................  48,415    2,575,678
*   Vascular Solutions, Inc............................ 158,467    3,733,483
#*  Vical, Inc.........................................   9,524       12,857
#*  Vision Sciences, Inc...............................  23,250       33,247
#*  Volcano Corp.......................................  38,355      805,071
*   Wright Medical Group, Inc.......................... 317,305    9,649,245
#*  XenoPort, Inc......................................  20,391      117,248
    Xstelos Holdings, Inc..............................  81,000       97,605
#*  Zalicus, Inc.......................................   6,868       10,096
                                                                ------------
Total Health Care......................................          475,388,356
                                                                ------------
Industrials -- (15.2%)
    AAON, Inc.......................................... 410,994   12,190,082
#   AAR Corp........................................... 293,271    7,815,672
    ABM Industries, Inc................................  38,069    1,014,920
#   Acacia Research Corp...............................  44,214      611,037
#*  ACCO Brands Corp................................... 272,775    1,584,823
#*  Accuride Corp......................................  29,777      113,450
    Aceto Corp......................................... 235,108    5,012,503
    Acme United Corp...................................  30,407      442,726
#   Acorn Energy, Inc..................................  80,179      278,221
*   Active Power, Inc..................................  65,376      217,702
*   Adept Technology, Inc.............................. 106,218    1,834,385
#*  Aegion Corp........................................ 285,139    5,851,052
#*  AeroCentury Corp...................................   9,017      140,846
#*  Aerovironment, Inc................................. 219,379    6,541,882

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U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Air Transport Services Group, Inc.................. 326,471 $2,053,503
    Aircastle, Ltd..................................... 224,541  4,241,579
    Alamo Group, Inc...................................  90,998  4,569,920
#   Albany International Corp. Class A................. 217,123  7,505,942
o   Allied Defense Group, Inc..........................  51,940      4,155
    Allied Motion Technologies, Inc....................  35,896    406,343
#   Altra Industrial Motion Corp....................... 212,952  6,678,175
#*  Ameresco, Inc. Class A.............................  97,037    956,785
#   American Railcar Industries, Inc................... 183,840  8,993,453
    American Science & Engineering, Inc................  82,790  5,662,008
#*  American Superconductor Corp.......................  58,302     87,453
#*  American Woodmark Corp............................. 129,136  4,533,965
    Ampco-Pittsburgh Corp..............................  85,409  1,521,134
*   AMREP Corp.........................................  66,450    478,440
#   Apogee Enterprises, Inc............................ 293,324  9,914,351
*   ARC Document Solutions, Inc........................ 228,954  1,735,471
    Argan, Inc.........................................  55,623  1,580,249
#   Arkansas Best Corp................................. 171,461  5,879,398
#*  Arotech Corp.......................................  99,723    266,260
    Art's-Way Manufacturing Co., Inc...................     200      1,188
#*  Ascent Solar Technologies, Inc.....................  74,256     51,237
#   Astec Industries, Inc.............................. 178,834  6,652,625
*   Astronics Corp..................................... 116,444  7,053,595
*   Astronics Corp. Class B............................  23,092  1,387,136
#*  Atlas Air Worldwide Holdings, Inc..................  34,307  1,212,066
#*  Avalon Holdings Corp. Class A......................  20,575    113,163
#   AZZ, Inc........................................... 236,922  9,905,709
    Baltic Trading, Ltd................................  71,895    416,272
#   Barrett Business Services, Inc.....................  84,535  6,628,389
*   Blount International, Inc.......................... 375,765  4,817,307
#*  BlueLinx Holdings, Inc............................. 184,488    293,336
*   Breeze-Eastern Corp................................  98,241    918,553
#   Briggs & Stratton Corp............................. 372,831  7,855,549
    Brink's Co. (The)..................................   8,123    257,012
#*  Broadwind Energy, Inc..............................     890      8,224
#*  Builders FirstSource, Inc..........................  85,907    691,551
#*  CAI International, Inc............................. 127,961  2,647,513
*   Casella Waste Systems, Inc. Class A................  84,990    435,999
#*  CBIZ, Inc.......................................... 617,182  5,307,765
    CDI Corp...........................................  98,014  1,678,000
    Ceco Environmental Corp............................ 150,354  2,336,501
#   Celadon Group, Inc................................. 221,522  4,603,227
#*  Cenveo, Inc........................................  35,336    117,316
#   Chicago Rivet & Machine Co.........................  17,700    737,205
    CIRCOR International, Inc.......................... 122,277  8,806,390
    Coleman Cable, Inc.................................  61,374  1,610,454
*   Columbus McKinnon Corp............................. 168,931  4,175,974
    Comfort Systems USA, Inc........................... 342,134  5,829,963
#*  Command Security Corp..............................  17,842     41,215
#*  Commercial Vehicle Group, Inc...................... 149,772  1,198,176
    Compx International, Inc...........................  18,270    238,241
    Conrad Industries, Inc.............................  18,700    705,177
*   Consolidated Graphics, Inc.........................  81,724  5,298,984

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Courier Corp....................................... 120,220 $ 1,898,274
*   Covenant Transportation Group, Inc. Class A........  91,000     797,160
#*  CPI Aerostructures, Inc............................  48,356     669,731
*   CRA International, Inc............................. 101,190   1,908,443
    Cubic Corp.........................................   3,992     197,724
*   Dolan Co. (The).................................... 134,798      24,264
#   Douglas Dynamics, Inc.............................. 157,213   2,282,733
#*  Ducommun, Inc......................................  96,765   2,757,802
*   DXP Enterprises, Inc...............................  87,384   8,392,359
*   Dycom Industries, Inc.............................. 268,641   7,476,279
    Dynamic Materials Corp.............................  77,406   1,689,773
#*  Eagle Bulk Shipping, Inc...........................  75,276     289,060
#   Eastern Co. (The)..................................  56,509     878,150
#*  Echo Global Logistics, Inc.........................  54,589   1,107,611
#   Ecology and Environment, Inc. Class A..............  19,292     219,543
#   Encore Wire Corp................................... 214,654  10,966,673
#*  Energy Recovery, Inc............................... 244,812   1,047,795
*   EnerNOC, Inc....................................... 140,368   3,144,243
*   Engility Holdings, Inc.............................  35,063   1,343,264
    Ennis, Inc......................................... 222,936   3,225,884
#*  EnPro Industries, Inc.............................. 205,444  14,902,908
*   Environmental Tectonics Corp.......................  60,400     115,364
    EnviroStar, Inc....................................  15,022      45,066
    ESCO Technologies, Inc............................. 154,401   5,388,595
#   Espey Manufacturing & Electronics Corp.............  35,587   1,112,094
    Exponent, Inc...................................... 135,915   9,815,781
*   Federal Signal Corp................................ 500,013   6,160,160
#*  Flow International Corp............................ 322,038   1,301,034
    Forward Air Corp................................... 225,755  10,055,128
#*  Franklin Covey Co.................................. 169,691   3,242,795
#   FreightCar America, Inc............................  65,219   1,498,733
#*  Fuel Tech, Inc..................................... 129,218     855,423
*   Furmanite Corp..................................... 338,045   3,948,366
    G&K Services, Inc. Class A......................... 150,733   8,424,467
#*  Genco Shipping & Trading, Ltd...................... 241,352     509,253
*   Gencor Industries, Inc.............................   6,536      59,870
#*  GenCorp, Inc....................................... 240,744   4,097,463
#   General Cable Corp.................................  19,462     555,251
#*  Gibraltar Industries, Inc.......................... 273,574   4,886,032
#   Global Power Equipment Group, Inc..................  38,805     691,117
#*  Goldfield Corp. (The)..............................  44,025      88,050
#   Gorman-Rupp Co. (The).............................. 246,693   7,852,238
*   GP Strategies Corp................................. 153,147   4,249,829
#*  GrafTech International, Ltd........................  26,994     276,689
    Graham Corp........................................  69,416   2,478,845
#   Granite Construction, Inc.......................... 118,177   3,934,112
#*  Great Lakes Dredge & Dock Corp..................... 425,024   3,200,431
#*  Greenbrier Cos., Inc............................... 214,049   7,853,458
#   Griffon Corp....................................... 480,405   6,033,887
*   H&E Equipment Services, Inc........................ 307,046   9,297,353
    Hardinge, Inc......................................  96,286   1,325,858
#*  Hawaiian Holdings, Inc............................. 491,286   4,991,466
#   Heartland Express, Inc............................. 192,910   4,062,685

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Heidrick & Struggles International, Inc............ 159,200 $ 2,655,456
#*  Heritage-Crystal Clean, Inc........................  15,012     249,499
#*  Hill International, Inc............................ 317,051   1,439,412
*   Horizon Lines, Inc. Class A........................  12,140       8,498
    Houston Wire & Cable Co............................ 188,718   2,496,739
#*  Hudson Global, Inc................................. 131,868     523,516
#*  Hudson Technologies, Inc...........................  20,484      74,152
    Hurco Cos., Inc....................................  54,870   1,422,230
*   Huron Consulting Group, Inc........................ 163,715  10,844,482
#*  Huttig Building Products, Inc...................... 161,870     639,387
    Hyster-Yale Materials Handling, Inc................  65,138   5,586,235
*   ICF International, Inc............................. 111,229   3,743,968
*   II-VI, Inc.........................................  65,458     999,544
#*  InnerWorkings, Inc................................. 134,708   1,015,698
#*  Innovative Solutions & Support, Inc................ 139,210     946,628
    Insperity, Inc..................................... 193,019   6,373,487
    Insteel Industries, Inc............................ 102,635   1,912,090
*   Integrated Electrical Services, Inc................ 118,179     720,892
#   Interface, Inc..................................... 466,904   9,781,639
#   International Shipholding Corp.....................  58,108   1,556,713
#   Intersections, Inc................................. 155,119   1,147,881
    John Bean Technologies Corp........................ 227,278   7,016,072
*   JPS Industries, Inc................................  24,500     142,958
    Kadant, Inc........................................  98,109   3,523,094
#   Kaman Corp......................................... 236,333   9,160,267
    Kelly Services, Inc. Class A....................... 263,519   6,319,186
    Kelly Services, Inc. Class B.......................     635      15,253
*   Key Technology, Inc................................  49,705     633,242
    Kforce, Inc........................................ 392,289   7,112,200
    Kimball International, Inc. Class B................ 228,614   3,399,490
#   Knight Transportation, Inc.........................  30,987     661,572
    Knoll, Inc......................................... 366,212   6,079,119
*   Korn/Ferry International........................... 352,666   8,273,544
#*  Kratos Defense & Security Solutions, Inc........... 241,089   1,743,073
#*  Lawson Products, Inc...............................  82,104   1,167,519
#*  Layne Christensen Co............................... 134,774   2,285,767
    LB Foster Co. Class A.............................. 102,403   4,409,473
#   Lindsay Corp....................................... 114,725   9,751,625
#*  LMI Aerospace, Inc.................................  89,747   1,238,509
    LS Starrett Co. (The) Class A......................  51,344     821,504
    LSI Industries, Inc................................ 202,268   1,707,142
#*  Luna Innovations, Inc..............................  17,526      24,536
*   Lydall, Inc........................................ 140,104   2,475,638
*   Magnetek, Inc......................................  30,711     761,019
#*  Manitex International, Inc.........................   6,450      90,429
    Marten Transport, Ltd.............................. 305,134   5,818,905
    Mastech Holdings, Inc..............................  14,852     207,631
#   Matson, Inc........................................ 139,501   3,338,259
#   McGrath RentCorp................................... 229,600   8,407,952
*   Meritor, Inc....................................... 193,780   2,127,704
#*  Metalico, Inc...................................... 356,973     646,121
*   Mfri, Inc..........................................  57,134     829,586
    Miller Industries, Inc.............................  79,825   1,463,990

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
*   Mistras Group, Inc.................................   108,106 $ 2,525,356
*   Mobile Mini, Inc...................................    16,467     636,779
    Mueller Water Products, Inc. Class A............... 1,406,360  12,207,205
    Multi-Color Corp...................................   105,053   3,777,706
*   MYR Group, Inc.....................................   175,437   4,398,206
#*  National Presto Industries, Inc....................    40,703   3,097,091
*   Navigant Consulting, Inc...........................   242,374   4,258,511
*   NCI Building Systems, Inc..........................    39,552     729,339
#   NL Industries, Inc.................................   236,934   2,615,751
    NN, Inc............................................   161,614   2,858,952
*   Nortek, Inc........................................     5,342     401,772
*   Northwest Pipe Co..................................    88,313   3,098,020
#*  Ocean Power Technologies, Inc......................    35,797      83,049
#*  Odyssey Marine Exploration, Inc....................   428,042     830,401
#   Omega Flex, Inc....................................   100,238   2,000,750
*   On Assignment, Inc.................................   122,782   3,644,170
*   Orbit International Corp...........................     2,185       7,604
*   Orbital Sciences Corp..............................   297,645   7,277,420
*   Orion Energy Systems, Inc..........................    33,333     219,664
#*  Orion Marine Group, Inc............................    92,532   1,036,358
*   Pacer International, Inc...........................   244,281   2,152,116
*   PAM Transportation Services, Inc...................    86,903   1,720,679
*   Park-Ohio Holdings Corp............................    99,268   4,745,010
*   Patrick Industries, Inc............................    77,460   2,788,560
#*  Patriot Transportation Holding, Inc................    92,577   3,377,209
*   Paul Mueller Co....................................    10,813     346,016
#*  Pendrell Corp......................................   126,908     185,286
*   PGT, Inc...........................................   161,415   1,723,912
*   Pike Corp..........................................   190,171   2,004,402
#*  Plug Power, Inc....................................       881       2,661
#*  PMFG, Inc..........................................    94,438     705,452
    Powell Industries, Inc.............................   109,528   6,726,114
#*  PowerSecure International, Inc.....................   195,975   3,782,317
    Preformed Line Products Co.........................    51,643   3,484,870
    Primoris Services Corp.............................   300,250   9,538,942
    Providence and Worcester Railroad Co...............    18,747     351,506
    Quad/Graphics, Inc.................................    21,729     498,246
*   Quality Distribution, Inc..........................   210,482   2,894,127
#   Quanex Building Products Corp......................   267,415   5,067,514
#   Raven Industries, Inc..............................   215,260   8,061,487
#*  RBC Bearings, Inc..................................   146,959   9,528,822
#*  RCM Technologies, Inc..............................   112,838     759,400
#*  Real Goods Solar, Inc. Class A.....................     1,796       7,094
*   Republic Airways Holdings, Inc.....................   316,346   3,103,354
    Resources Connection, Inc..........................   239,350   3,226,438
*   Roadrunner Transportation Systems, Inc.............   169,603   4,452,079
*   RPX Corp...........................................   153,669   2,492,511
#*  Rush Enterprises, Inc. Class A.....................   235,211   6,501,232
*   Rush Enterprises, Inc. Class B.....................   115,888   2,715,256
#*  Saia, Inc..........................................   169,000   5,688,540
    Schawk, Inc........................................   243,811   2,945,237
*   Schuff International, Inc..........................    53,200   1,009,736
    Servotronics, Inc..................................    24,804     196,448

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    SIFCO Industries, Inc..............................  45,830 $ 1,362,526
    SkyWest, Inc....................................... 350,191   4,555,985
*   SL Industries, Inc.................................  54,267   1,412,027
#   SmartPros, Ltd.....................................  38,973      93,535
#*  SP Plus Corp....................................... 169,280   4,276,013
#*  Sparton Corp.......................................  47,951   1,336,394
#*  Standard Register Co. (The)........................  46,975     329,295
    Standex International Corp......................... 104,245   5,929,456
*   Sterling Construction Co., Inc.....................  89,784     971,463
#   Sun Hydraulics Corp................................ 227,730   8,323,531
#*  Supreme Industries, Inc. Class A................... 106,580     739,665
    Sypris Solutions, Inc.............................. 166,119     496,696
    TAL International Group, Inc.......................   6,708     288,645
#*  Taser International, Inc........................... 394,318   6,332,747
#*  Team, Inc.......................................... 163,368   6,915,367
#*  Tecumseh Products Co. Class A...................... 118,547     995,795
*   Tecumseh Products Co. Class B......................  10,870      90,438
*   Tel-Instrument Electronics Corp....................  18,440     100,867
#   Tennant Co......................................... 162,899  10,446,713
*   Thermon Group Holdings, Inc........................  57,656   1,561,324
    Titan International, Inc........................... 368,097   6,169,306
#*  Titan Machinery, Inc............................... 153,783   2,506,663
*   Transcat, Inc......................................  42,500     367,200
#*  TRC Cos., Inc...................................... 200,030   1,358,204
#*  Trex Co., Inc......................................  34,798   2,447,343
#*  Trimas Corp........................................ 195,468   6,802,286
*   TrueBlue, Inc...................................... 359,829   8,826,605
*   Tufco Technologies, Inc............................   6,498      39,378
*   Tutor Perini Corp.................................. 179,393   4,054,282
#   Twin Disc, Inc.....................................  90,134   2,124,458
*   Ultralife Corp.....................................  84,195     350,251
#*  Ultrapetrol Bahamas, Ltd...........................   6,299      20,913
    UniFirst Corp......................................  59,194   6,262,725
#*  UniTek Global Services, Inc........................     400         644
#   Universal Forest Products, Inc..................... 156,121   8,204,159
#*  Universal Security Instruments, Inc................   2,177      10,167
#   Universal Truckload Services, Inc..................  77,353   2,244,011
    US Ecology, Inc.................................... 178,062   6,367,497
#*  USA Truck, Inc.....................................  66,021     973,810
*   Versar, Inc........................................  37,056     181,204
    Viad Corp.......................................... 188,199   4,947,752
*   Vicor Corp......................................... 259,789   2,683,620
#*  Virco Manufacturing Corp........................... 133,476     355,046
#*  Volt Information Sciences, Inc..................... 188,964   1,888,695
    VSE Corp...........................................  33,676   1,485,448
#*  Wabash National Corp............................... 492,527   6,752,545
#*  Willdan Group, Inc.................................   6,636      31,388
#*  Willis Lease Finance Corp..........................  76,817   1,300,512
#*  Xerium Technologies, Inc...........................   2,139      35,850
#*  XPO Logistics, Inc.................................  96,142   2,395,859

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

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
#*  YRC Worldwide, Inc.................................   5,947 $    130,715
                                                                ------------
Total Industrials......................................          840,529,683
                                                                ------------
Information Technology -- (15.7%)
#*  3D Systems Corp....................................     255       19,821
*   Accelrys, Inc...................................... 522,387    6,571,628
*   Actuate Corp....................................... 519,122    3,945,327
*   ADDvantage Technologies Group, Inc.................  84,703      278,673
*   Advanced Energy Industries, Inc.................... 392,076   10,703,675
*   Advanced Photonix, Inc. Class A....................  65,272       44,385
#*  Aehr Test Systems..................................  42,505      106,688
*   Aeroflex Holding Corp.............................. 263,874    1,818,092
#*  Aetrium, Inc.......................................     261        1,613
*   Agilysys, Inc...................................... 176,406    2,310,919
#*  Alpha & Omega Semiconductor, Ltd...................  74,081      537,828
    American Software, Inc. Class A.................... 222,349    2,241,278
#*  Amkor Technology, Inc.............................. 385,318    2,042,185
*   Amtech Systems, Inc................................  72,428      700,379
#*  ANADIGICS, Inc..................................... 402,444      792,815
#*  Anaren, Inc........................................ 133,778    3,739,095
#*  Applied Micro Circuits Corp........................ 254,147    2,566,885
#*  Astea International, Inc...........................  11,800       35,400
#   Astro-Med, Inc.....................................  58,981      801,552
*   ATMI, Inc.......................................... 234,292    6,485,203
*   Autobytel, Inc.....................................  78,058    1,161,503
#*  AVG Technologies NV................................  59,133      981,016
#*  Aviat Networks, Inc................................ 333,538      633,722
#*  Avid Technology, Inc............................... 197,473    1,370,463
#*  Aware, Inc......................................... 134,505      874,283
*   Axcelis Technologies, Inc.......................... 914,667    2,213,494
*   AXT, Inc........................................... 285,411      696,403
#   Badger Meter, Inc.................................. 150,266    7,654,550
*   Bazaarvoice, Inc...................................  24,967      181,011
#   Bel Fuse, Inc. Class A.............................  33,988      638,974
    Bel Fuse, Inc. Class B.............................  92,406    1,771,423
*   Benchmark Electronics, Inc.........................  15,515      352,656
#   Black Box Corp..................................... 143,976    3,946,382
*   Blonder Tongue Laboratories........................  61,201       62,425
#*  Blucora, Inc....................................... 384,070    9,836,033
*   Bogen Communications International.................  33,103       40,551
o*  Bogen Corp.........................................  33,103           --
#*  Bottomline Technologies de, Inc.................... 239,784    8,301,322
*   BroadVision, Inc...................................  16,737      192,810
    Brooks Automation, Inc............................. 443,800    4,504,570
*   Bsquare Corp.......................................  86,633      304,082
*   BTU International, Inc.............................  74,894      218,690
*   Cabot Microelectronics Corp........................ 210,666    8,494,053
*   CalAmp Corp........................................ 285,372    8,412,767
*   Calix, Inc......................................... 284,877    2,259,075
*   Cardtronics, Inc...................................  64,486    2,484,001
*   Cascade Microtech, Inc............................. 100,575    1,035,922
#   Cass Information Systems, Inc......................  57,671    3,121,155
#*  Ceva, Inc.......................................... 127,228    2,212,495

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Information Technology -- (Continued)
*    Checkpoint Systems, Inc............................ 212,963 $ 2,840,926
#*   China Information Technology, Inc..................  25,916     138,910
*    ChyronHego Corp....................................     315         885
*    CIBER, Inc......................................... 414,483   1,608,194
*    Cinedigm Corp...................................... 698,916   1,845,138
#*   Cirrus Logic, Inc..................................   6,589     115,373
#*   Clearfield, Inc....................................  88,476   2,207,476
*    Coherent, Inc......................................   5,570     372,299
     Cohu, Inc.......................................... 158,816   1,645,334
o#*  Commerce One LLC...................................   4,800          --
#    Communications Systems, Inc........................  79,847     952,575
#    Computer Task Group, Inc........................... 178,201   2,879,728
*    comScore, Inc......................................  26,879     736,753
     Comtech Telecommunications Corp.................... 137,502   4,182,811
*    Comverse, Inc......................................   8,913     321,225
#    Concurrent Computer Corp...........................  27,251     231,088
*    Constant Contact, Inc.............................. 138,568   3,742,722
#*   Cray, Inc.......................................... 298,165   8,792,886
#*   Crexendo, Inc...................................... 104,126     320,187
     CSG Systems International, Inc..................... 253,952   7,608,402
#    CSP, Inc...........................................  49,891     406,612
     CTS Corp........................................... 265,469   4,961,616
#*   CVD Equipment Corp.................................  31,867     426,062
*    CyberOptics Corp...................................  56,931     392,824
     Daktronics, Inc.................................... 274,667   4,012,885
*    Data I/O Corp......................................  77,000     237,930
#*   Datalink Corp...................................... 117,990   1,714,395
#*   Dataram Corp.......................................   4,543      11,539
*    Datawatch Corp.....................................  18,488     517,664
#*   Dealertrack Technologies, Inc......................  24,190   1,128,463
#*   Demand Media, Inc.................................. 203,072   1,171,725
#*   Dice Holdings, Inc................................. 445,089   3,115,623
*    Digi International, Inc............................ 235,310   2,423,693
#    Digimarc Corp......................................  59,341   2,170,694
*    Digital River, Inc.................................  60,107   1,056,681
#*   Diodes, Inc........................................ 165,068   3,781,708
#*   Document Security Systems, Inc.....................   4,100       6,191
*    Dot Hill Systems Corp.............................. 550,651   2,687,177
*    DSP Group, Inc..................................... 236,464   2,118,717
#*   DTS, Inc........................................... 171,789   3,561,186
#    EarthLink Holdings Corp............................ 625,929   2,716,532
#    Ebix, Inc.......................................... 244,088   3,314,715
#*   Echelon Corp....................................... 168,146     682,673
*    Edgewater Technology, Inc..........................  87,868     470,972
#*   Elecsys Corp.......................................  31,697     419,668
     Electro Rent Corp.................................. 237,405   3,993,152
     Electro Scientific Industries, Inc................. 117,051   1,268,833
#    Electro-Sensors, Inc...............................   3,450      13,869
*    Electronics for Imaging, Inc....................... 378,928  16,055,179
#*   Ellie Mae, Inc.....................................  50,832   1,326,715
#*   eMagin Corp........................................  52,807     156,309
#*   Emcore Corp........................................ 149,543     728,274
#*   Emulex Corp........................................ 454,216   3,343,030

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Entegris, Inc......................................   764,909 $ 8,046,843
#*  Entropic Communications, Inc.......................   460,864   1,921,803
*   Envestnet, Inc.....................................   123,001   5,258,293
*   EPAM Systems, Inc..................................     4,448     181,923
    EPIQ Systems, Inc..................................   280,862   4,033,178
*   ePlus, Inc.........................................    55,397   2,988,114
*   Euronet Worldwide, Inc.............................   199,031   8,530,469
    Evolving Systems, Inc..............................    35,800     349,408
*   Exar Corp..........................................   408,807   4,500,965
*   ExlService Holdings, Inc...........................   233,760   5,879,064
*   Extreme Networks...................................   618,849   4,529,975
*   Fabrinet...........................................   148,444   2,741,761
*   FalconStor Software, Inc...........................   397,259     595,889
*   FARO Technologies, Inc.............................   122,028   6,311,288
*   FormFactor, Inc....................................   183,960   1,184,702
#   Forrester Research, Inc............................   255,158   9,578,631
#*  Frequency Electronics, Inc.........................    74,860     905,057
#*  Giga-tronics, Inc..................................    27,752      38,853
#*  GigOptix, Inc......................................    17,808      27,424
*   Global Cash Access Holdings, Inc...................   514,196   4,360,382
#   Globalscape, Inc...................................     5,930      21,645
#*  GSE Systems, Inc...................................   127,249     222,686
*   GSI Group, Inc.....................................    85,991     927,843
#*  GSI Technology, Inc................................   126,100     839,826
#*  GT Advanced Technologies, Inc......................   337,635   3,467,511
#*  Guidance Software, Inc.............................    29,757     321,078
    Hackett Group, Inc. (The)..........................   397,920   2,347,728
*   Harmonic, Inc......................................   849,894   5,575,305
#   Heartland Payment Systems, Inc.....................   331,572  14,294,069
*   Higher One Holdings, Inc...........................    34,020     263,995
#*  Hutchinson Technology, Inc.........................   231,183     878,495
#*  ID Systems, Inc....................................    55,135     333,567
*   Identive Group, Inc................................   195,156     191,058
*   IEC Electronics Corp...............................    39,059     154,283
*   iGATE Corp.........................................   533,687  18,011,936
*   Ikanos Communications, Inc.........................    64,641      64,641
#*  Imation Corp.......................................   177,714     854,804
*   Immersion Corp.....................................    74,543     872,153
#*  Infinera Corp......................................   832,336   7,257,970
*   Innodata, Inc......................................   217,125     627,491
#*  Inphi Corp.........................................    88,825   1,019,711
*   Insight Enterprises, Inc...........................   372,620   7,862,282
*   Integrated Device Technology, Inc.................. 1,158,816  11,182,574
*   Integrated Silicon Solution, Inc...................   223,348   2,628,806
*   Interactive Intelligence Group, Inc................    87,187   6,620,981
#*  Internap Network Services Corp.....................   559,685   4,561,433
*   Internet Patents Corp..............................    12,966      40,584
*   Interphase Corp....................................    29,534     116,364
#   Intersil Corp. Class A.............................    84,838     962,063
#*  inTEST Corp........................................    84,141     325,626
#*  Intevac, Inc.......................................   169,582   1,258,298
*   IntraLinks Holdings, Inc...........................    88,406     935,335
*   IntriCon Corp......................................    53,872     240,808

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   Inuvo, Inc.........................................     1,309 $     1,649
#*  iPass, Inc.........................................   366,725     627,100
*   Iteris, Inc........................................    52,380     118,379
*   Ixia...............................................   486,330   6,220,161
    IXYS Corp..........................................   309,390   3,926,159
*   Kemet Corp.........................................   224,838   1,241,106
*   Key Tronic Corp....................................    20,206     212,163
#*  Kofax, Ltd.........................................     3,446      25,466
#*  Kopin Corp.........................................   668,444   2,566,825
*   Kulicke & Soffa Industries, Inc....................   523,766   6,096,636
#*  KVH Industries, Inc................................   157,667   2,078,051
*   Lantronix, Inc.....................................        45         113
*   Lattice Semiconductor Corp......................... 1,090,142   6,301,021
#*  LGL Group, Inc. (The)..............................    29,250     167,310
#*  Lightpath Technologies, Inc. Class A...............     8,650      12,716
#*  Limelight Networks, Inc............................   662,009   1,264,437
*   Lionbridge Technologies, Inc.......................   269,123   1,480,176
#*  LogMeIn, Inc.......................................     8,567     290,935
#*  LoJack Corp........................................   174,726     691,915
*   LTX-Credence Corp..................................   409,328   3,499,754
*   Magnachip Semiconductor Corp.......................   312,109   4,934,443
*   Management Network Group, Inc......................    22,112      67,442
*   Manhattan Associates, Inc..........................   797,364  26,887,114
#   ManTech International Corp. Class A................    11,775     342,653
#   Marchex, Inc. Class B..............................   148,124   1,386,441
#*  Mattersight Corp...................................    99,108     570,862
#*  Mattson Technology, Inc............................   193,251     573,955
#*  MaxLinear, Inc. Class A............................    23,256     238,607
#*  Maxwell Technologies, Inc..........................   108,116     882,227
#*  Measurement Specialties, Inc.......................   107,916   5,953,726
#*  Mediabistro, Inc...................................    12,821      36,924
*   Mercury Systems, Inc...............................   204,411   2,187,198
#   Mesa Laboratories, Inc.............................    31,800   2,552,586
    Methode Electronics, Inc...........................   405,179  13,638,325
    Micrel, Inc........................................   528,825   5,277,673
#   MOCON, Inc.........................................    63,175   1,080,924
*   ModusLink Global Solutions, Inc....................   200,546   1,032,812
*   MoneyGram International, Inc.......................    31,579     584,212
*   Monolithic Power Systems, Inc......................   326,150  10,661,843
#   Monotype Imaging Holdings, Inc.....................   273,782   7,986,221
#*  Monster Worldwide, Inc.............................   263,378   1,611,873
#*  MoSys, Inc.........................................   156,341     784,832
*   Move, Inc..........................................   360,307   5,094,741
#*  MRV Communications, Inc............................    60,544     847,616
#   MTS Systems Corp...................................   166,467  11,707,624
*   Multi-Fineline Electronix, Inc.....................   172,743   2,383,853
#*  Nanometrics, Inc...................................   174,927   2,963,263
#*  NAPCO Security Technologies, Inc...................   307,597   2,242,382
#*  NCI, Inc. Class A..................................    49,172     326,994
#*  NeoPhotonics Corp..................................     5,084      37,317
#*  NETGEAR, Inc.......................................    18,762     598,695
#*  Netlist, Inc.......................................    75,583     117,154
*   Netscout Systems, Inc..............................   324,385  11,457,278

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Newport Corp....................................... 330,948 $6,003,397
#*  Newtek Business Services, Inc...................... 238,782    690,080
    NIC, Inc........................................... 456,902  9,933,049
#*  Novatel Wireless, Inc.............................. 192,218    513,222
#*  Numerex Corp. Class A..............................  72,177    963,563
#*  Oclaro, Inc........................................ 345,826    923,355
#*  OmniVision Technologies, Inc....................... 451,533  6,949,093
*   Omtool, Ltd........................................  30,770     73,848
#*  Onvia, Inc.........................................   6,308     32,171
*   Oplink Communications, Inc......................... 115,463  1,954,789
    Optical Cable Corp.................................  55,836    218,877
#*  OSI Systems, Inc................................... 110,353  6,392,749
#*  Overland Storage, Inc..............................  40,733     36,130
*   PAR Technology Corp................................ 131,950    713,850
    Park Electrochemical Corp.......................... 188,025  5,672,714
#*  Parkervision, Inc.................................. 162,757    747,055
#   PC Connection, Inc................................. 102,863  2,104,577
    PC-Tel, Inc........................................ 183,140  1,503,579
*   PCM, Inc........................................... 115,111  1,151,110
*   PDF Solutions, Inc................................. 136,082  3,225,143
#   Perceptron, Inc....................................  57,189    881,282
*   Perficient, Inc.................................... 234,305  4,810,282
*   Performance Technologies, Inc...................... 102,658    381,888
*   Pericom Semiconductor Corp......................... 223,214  1,848,212
#*  Pfsweb, Inc........................................  24,219    199,080
#*  Photronics, Inc.................................... 436,425  3,622,327
#*  Pixelworks, Inc....................................  39,667    215,788
#*  Planar Systems, Inc................................ 162,065    406,783
*   Plexus Corp........................................ 125,431  4,904,352
*   PLX Technology, Inc................................  90,891    549,891
*   PMC - Sierra, Inc.................................. 200,253  1,311,657
#   Power Integrations, Inc............................  81,398  4,821,204
*   PRGX Global, Inc................................... 123,707    823,889
#*  Procera Networks, Inc..............................  25,097    290,121
*   Progress Software Corp.............................  37,469    905,626
*   PROS Holdings, Inc.................................  11,899    452,281
#*  Pulse Electronics Corp.............................   1,330      4,043
    QAD, Inc. Class A.................................. 126,079  2,293,377
#   QAD, Inc. Class B..................................  31,205    508,798
*   QLogic Corp........................................  96,911  1,121,260
*   Qualstar Corp......................................  90,434    107,616
#*  Quantum Corp....................................... 197,314    246,643
#*  QuickLogic Corp....................................  22,913    108,378
#*  QuinStreet, Inc....................................  48,923    404,593
*   Qumu Corp..........................................  85,784  1,292,765
*   Radisys Corp....................................... 200,806    568,281
*   Rainmaker Systems, Inc.............................   1,126        293
#*  Rambus, Inc........................................ 401,976  3,581,606
*   RealD, Inc......................................... 158,982  1,422,889
*   RealNetworks, Inc.................................. 303,361  2,208,468
#*  Reis, Inc..........................................  85,111  1,514,976
*   Relm Wireless Corp.................................  37,546    126,155
#*  Remark Media, Inc..................................   1,102      5,543

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
#*  Research Frontiers, Inc............................     6,000 $    41,880
*   Responsys, Inc.....................................    24,450     660,395
#   RF Industries, Ltd.................................    56,930     376,877
*   RF Micro Devices, Inc..............................   143,500     764,855
#   Richardson Electronics, Ltd........................   130,504   1,504,711
*   Rofin-Sinar Technologies, Inc......................   151,345   3,496,069
*   Rogers Corp........................................   118,347   7,183,663
*   Rosetta Stone, Inc.................................   106,885   1,184,286
#*  Rubicon Technology, Inc............................   107,403   1,178,211
#*  Rudolph Technologies, Inc..........................   267,103   2,935,462
*   Saba Software, Inc.................................    22,758     295,854
*   Sanmina Corp.......................................   285,597   4,775,182
*   ScanSource, Inc....................................   234,286   8,795,096
*   Seachange International, Inc.......................   275,700   3,297,372
*   Selectica, Inc.....................................    26,569     185,983
#*  ServiceSource International, Inc...................    11,263      89,879
*   Sevcon, Inc........................................    56,400     423,564
*   ShoreTel, Inc......................................   313,168   2,411,394
*   Sigma Designs, Inc.................................   201,308     944,135
*   Sigmatron International, Inc.......................    18,200     169,260
#*  Silicon Graphics International Corp................    94,627   1,231,097
*   Silicon Image, Inc.................................   539,987   3,018,527
#*  Smith Micro Software, Inc..........................   149,113     238,581
*   SMTC Corp..........................................    16,231      35,059
#*  Sonic Foundry, Inc.................................    23,066     240,809
#*  Sonus Networks, Inc................................ 1,921,400   5,764,200
#*  Spansion, Inc. Class A.............................   200,034   3,000,510
#*  Spark Networks, Inc................................    27,727     158,876
#*  Speed Commerce, Inc................................   256,846   1,027,384
#*  Stamps.com, Inc....................................    97,475   3,846,363
#*  StarTek, Inc.......................................   131,000     834,470
#*  STR Holdings, Inc..................................    73,887     110,831
#*  SunEdison, Inc..................................... 1,431,312  19,909,550
#*  SunPower Corp......................................    24,615     796,541
*   Super Micro Computer, Inc..........................   235,279   4,837,336
*   Supertex, Inc......................................   125,702   3,356,243
*   support.com, Inc...................................   313,284     845,867
*   Sykes Enterprises, Inc.............................   279,742   5,863,392
#*  Synaptics, Inc.....................................   125,205   7,306,964
#*  Synchronoss Technologies, Inc......................    88,090   2,348,479
#*  Technical Communications Corp......................     7,300      53,655
#*  TeleCommunication Systems, Inc. Class A............   348,122     790,237
*   Telenav, Inc.......................................   121,945     792,643
*   TeleTech Holdings, Inc.............................   118,561   2,587,001
#   Tessco Technologies, Inc...........................    64,382   2,143,277
    Tessera Technologies, Inc..........................   392,735   7,795,790
#*  TheStreet, Inc.....................................   233,363     634,747
    Transact Technologies, Inc.........................    90,009   1,069,307
#*  Travelzoo, Inc.....................................    38,032     847,353
*   Trio Tech International............................     3,392      10,787
*   TriQuint Semiconductor, Inc........................   747,596   6,205,047
*   TSR, Inc...........................................    60,552     181,050
*   TTM Technologies, Inc..............................   244,686   1,959,935

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Tyler Technologies, Inc............................ 216,321 $ 22,811,049
*   Ultra Clean Holdings............................... 120,881    1,381,670
#*  Ultratech, Inc..................................... 210,767    5,332,405
#*  Unisys Corp........................................ 425,869   14,594,531
#   United Online, Inc................................. 121,818    1,475,216
#*  Unwired Planet, Inc................................ 246,008      410,833
#*  USA Technologies, Inc..............................   7,207       15,711
*   UTStarcom Holdings Corp............................  65,251      175,525
#*  Veeco Instruments, Inc.............................  24,732      940,063
#*  Viasystems Group, Inc.............................. 150,028    1,959,366
#*  Vicon Industries, Inc..............................  45,650      187,165
*   Video Display Corp.................................  85,637      324,564
*   Virtusa Corp....................................... 223,729    7,669,430
#*  Vishay Precision Group, Inc........................ 107,071    1,524,691
#*  Vocus, Inc.........................................  22,742      277,907
#*  Vringo, Inc........................................  65,154      279,511
    Wayside Technology Group, Inc......................  30,941      436,578
#*  Web.com Group, Inc................................. 339,044   11,459,687
#*  WebMD Health Corp..................................  26,040    1,247,316
#*  Westell Technologies, Inc. Class A................. 434,491    1,629,341
*   Wireless Telecom Group, Inc........................ 225,386      766,312
*   XO Group, Inc...................................... 203,159    2,464,319
    Xyratex, Ltd....................................... 114,648    1,514,500
#*  Zhone Technologies, Inc............................  74,478      306,105
#*  Zix Corp........................................... 360,915    1,620,508
*   Zygo Corp.......................................... 155,178    2,177,147
                                                                ------------
Total Information Technology...........................          867,034,527
                                                                ------------
Materials -- (5.0%)
    A Schulman, Inc.................................... 283,670    9,636,270
*   AEP Industries, Inc................................  60,994    2,686,176
#*  AM Castle & Co..................................... 140,254    1,924,285
#   AMCOL International Corp........................... 270,805    9,226,326
*   American Biltrite, Inc.............................     868      361,522
#*  American Pacific Corp..............................  69,310    3,218,063
#   American Vanguard Corp............................. 229,229    5,327,282
*   Arabian American Development Co.................... 108,773    1,240,012
    Balchem Corp....................................... 203,210   11,079,009
*   Calgon Carbon Corp................................. 483,034    9,810,421
#*  Century Aluminum Co................................ 407,851    4,759,621
    Chase Corp.........................................  76,372    2,414,883
#*  Clearwater Paper Corp.............................. 184,839   10,526,581
*   Coeur Mining, Inc..................................  15,429      156,604
#*  Contango ORE, Inc..................................   1,592       17,512
*   Continental Materials Corp.........................  14,518      314,460
#*  Core Molding Technologies, Inc.....................  59,433      728,054
    Deltic Timber Corp.................................  74,652    4,800,870
    Detrex Corp........................................  10,200      341,700
*   Ferro Corp......................................... 243,196    3,059,406
    Flamemaster Corp...................................     189        1,283
#*  Flotek Industries, Inc............................. 441,579    9,498,364
    Friedman Industries, Inc...........................  60,300      502,299
#   FutureFuel Corp.................................... 145,033    2,372,740

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
#*  General Moly, Inc.................................. 418,681 $   540,099
    Globe Specialty Metals, Inc........................ 184,876   3,231,632
#*  Golden Minerals Co.................................  64,771      52,672
#   Hawkins, Inc....................................... 101,706   3,581,068
    Haynes International, Inc..........................  80,737   4,128,890
#*  Headwaters, Inc.................................... 285,759   3,177,640
#*  Horsehead Holding Corp............................. 240,584   3,685,747
    Innophos Holdings, Inc............................. 157,509   7,350,945
    Innospec, Inc...................................... 172,669   7,397,140
#   Kaiser Aluminum Corp............................... 112,530   7,855,719
*   KapStone Paper and Packaging Corp.................. 640,153  17,905,079
    KMG Chemicals, Inc.................................  59,564     932,772
    Koppers Holdings, Inc.............................. 151,909   6,000,406
*   Kraton Performance Polymers, Inc................... 161,250   4,032,863
*   Landec Corp........................................ 252,517   2,714,558
#*  LSB Industries, Inc................................ 161,316   5,341,173
*   Material Sciences Corp............................. 138,299   1,752,248
    Materion Corp...................................... 126,397   3,358,368
#*  McEwen Mining, Inc................................. 249,572     648,887
#*  Mercer International, Inc.......................... 222,551   2,078,626
#*  Mines Management, Inc..............................  33,421      25,734
    Myers Industries, Inc.............................. 294,104   5,632,092
    Neenah Paper, Inc.................................. 117,407   5,100,160
    Noranda Aluminum Holding Corp...................... 139,474     454,685
*   Northern Technologies International Corp...........  38,414     707,586
#   Olympic Steel, Inc.................................  77,755   2,153,036
*   OM Group, Inc...................................... 155,757   5,037,181
#*  OMNOVA Solutions, Inc.............................. 256,709   2,320,649
*   Penford Corp....................................... 111,720   1,383,094
    PH Glatfelter Co................................... 389,355  12,066,111
    Quaker Chemical Corp............................... 108,491   7,497,813
*   Resolute Forest Products, Inc......................   4,200      81,060
#*  Revett Minerals, Inc...............................   2,968       2,374
#*  RTI International Metals, Inc...................... 207,357   6,452,950
#   Schnitzer Steel Industries, Inc. Class A...........  69,308   1,831,117
    Schweitzer-Mauduit International, Inc..............  32,915   1,518,369
#*  Senomyx, Inc....................................... 241,135   1,914,612
*   Solitario Exploration & Royalty Corp...............   2,939       2,910
    Stepan Co.......................................... 163,512  10,365,026
#*  Stillwater Mining Co...............................  31,090     389,869
*   SunCoke Energy, Inc................................   7,443     165,086
#   Synalloy Corp......................................  57,753     883,043
#*  Texas Industries, Inc..............................  33,475   2,517,990
#   Tredegar Corp...................................... 327,679   8,123,162
*   UFP Technologies, Inc..............................  11,800     302,316
*   United States Lime & Minerals, Inc.................  61,245   3,340,915
#*  Universal Stainless & Alloy Products, Inc..........  54,274   1,722,657
#   US Silica Holdings, Inc............................   2,439      72,243
#*  Verso Paper Corp...................................   6,475      19,425
    Vulcan International Corp..........................   8,251     274,346
#   Wausau Paper Corp.................................. 499,521   6,823,457
*   Webco Industries, Inc..............................   3,750     440,625
    Zep, Inc........................................... 127,813   2,050,121

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
#*   Zoltek Cos., Inc...................................   282,869 $  4,723,912
                                                                   ------------
Total Materials.........................................            276,166,001
                                                                   ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     4,700           --
o*   Big 4 Ranch, Inc...................................    35,000           --
o*   Brooklyn Federal Bancorp, Inc. Escrow Shares.......    37,150           --
o*   Concord Camera Corp. Escrow Shares.................    49,560           --
o*   DLB Oil & Gas, Inc. Escrow Shares..................     7,600           --
o*   EquiMed, Inc.......................................       132           --
o*   First Commerce Bancorp Escrow Shares...............    50,014           --
o*   FRD Acquisition Co Escrow Shares...................   294,513           --
o#*  Gerber Scientific, Inc. Escrow Shares..............   214,642           --
o*   Petrocorp, Inc. Escrow Shares......................    37,100           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Real Estate Investment Trusts -- (0.0%)
     Parkway Properties, Inc............................     3,997       70,907
                                                                   ------------
Telecommunication Services -- (1.0%)
#*   8x8, Inc...........................................    42,950      435,513
#*   Alaska Communications Systems Group, Inc...........    38,055       82,960
#    Alteva.............................................    38,310      319,888
     Atlantic Tele-Network, Inc.........................    88,515    5,155,999
*    Boingo Wireless, Inc...............................    23,503      142,193
*    Cbeyond, Inc.......................................   163,307    1,185,609
*    Cincinnati Bell, Inc...............................   749,819    2,594,374
     Consolidated Communications Holdings, Inc..........   258,915    5,069,556
*    General Communication, Inc. Class A................   450,409    4,382,480
#*   Hawaiian Telcom Holdco, Inc........................     6,004      162,949
#    HickoryTech Corp...................................   135,774    1,942,926
     IDT Corp. Class B..................................   200,307    3,405,219
#    Inteliquent, Inc...................................   266,381    3,090,020
#*   Iridium Communications, Inc........................   269,323    1,707,508
*    Leap Wireless International, Inc...................   104,000    1,825,200
*    LICT Corp..........................................         1        1,575
     Lumos Networks Corp................................   119,901    2,279,318
#    NTELOS Holdings Corp...............................    61,445    1,008,312
#*   ORBCOMM, Inc.......................................   228,875    1,579,237
*    Premiere Global Services, Inc......................   603,877    6,582,259
#    PTGi Holding, Inc..................................    87,300      320,670
#    Shenandoah Telecommunications Co...................    93,115    2,337,186
#*   Straight Path Communications, Inc. Class B.........    92,847      765,059
     USA Mobility, Inc..................................   126,811    1,808,325
*    Vonage Holdings Corp............................... 1,058,964    4,881,824
                                                                   ------------
Total Telecommunication Services........................             53,066,159
                                                                   ------------
Utilities -- (1.4%)
     American States Water Co...........................   348,689    9,902,768
#    Artesian Resources Corp. Class A...................    21,573      485,608
#*   Cadiz, Inc.........................................     5,888       44,690
     California Water Service Group.....................   370,752    8,634,814

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
Utilities -- (Continued)
      Chesapeake Utilities Corp...................     78,992 $    4,648,679
#     Connecticut Water Service, Inc..............     83,481      2,813,310
#     Consolidated Water Co., Ltd.................     31,996        411,469
#     Delta Natural Gas Co., Inc..................     40,000        832,800
      El Paso Electric Co.........................      9,255        337,160
      Empire District Electric Co. (The)..........    327,429      7,514,496
#     Gas Natural, Inc............................     23,382        214,413
#*    Genie Energy, Ltd. Class B..................    200,893      2,008,930
      Laclede Group, Inc. (The)...................    156,635      7,187,980
#     MGE Energy, Inc.............................    193,076     10,993,747
      Middlesex Water Co..........................    113,157      2,251,824
#     Northwest Natural Gas Co....................     31,568      1,311,966
#     Ormat Technologies, Inc.....................     49,247      1,213,939
#     Otter Tail Corp.............................    250,503      6,974,003
      RGC Resources, Inc..........................      9,396        177,396
#     SJW Corp....................................    176,960      5,062,826
      Unitil Corp.................................     90,861      2,765,809
      York Water Co...............................     67,582      1,376,645
                                                              --------------
Total Utilities...................................                77,165,272
                                                              --------------
TOTAL COMMON STOCKS...............................             4,674,292,299
                                                              --------------
PREFERRED STOCKS -- (0.0%)

Other -- (0.0%)
o     Enron TOPRS Escrow Shares...................     37,101             --
                                                              --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Capital Bank Corp. Contingent Value Rights..     12,543             --
o#*   Dynegy, Inc. Warrants 10/02/17..............     23,626         29,296
o*    LGL Group Inc (The) Warrants 08/06/18.......    146,250         10,274
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16..................................     82,112             --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14..................................        957             --
o*    Tejon Ranch Co. Warrants 08/31/16...........     10,231         41,436
o*    U.S. Concrete, Inc. Warrants Class A
        08/31/17..................................     15,030         66,132
o*    U.S. Concrete, Inc. Warrants Class B
        08/31/17..................................     15,030         42,835
TOTAL RIGHTS/WARRANTS.............................                   189,973
                                                              --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.060%.................................... 15,129,810     15,129,810
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund.............. 72,393,562    837,593,507
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,870,819,948)^^.........................            $5,527,205,589
                                                              ==============

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.......... $  844,752,188 $      4,967   --    $  844,757,155
   Consumer Staples................    186,744,032           --   --       186,744,032
   Energy..........................    238,921,456           --   --       238,921,456
   Financials......................    814,428,776       19,975   --       814,448,751
   Health Care.....................    475,193,563      194,793   --       475,388,356
   Industrials.....................    840,525,528        4,155   --       840,529,683
   Information Technology..........    867,034,527           --   --       867,034,527
   Materials.......................    276,166,001           --   --       276,166,001
   Other...........................             --           --   --                --
   Real Estate Investment Trusts...         70,907           --   --            70,907
   Telecommunication Services......     53,066,159           --   --        53,066,159
   Utilities.......................     77,165,272           --   --        77,165,272
Preferred Stocks
   Other...........................             --           --   --                --
Rights/Warrants....................             --      189,973   --           189,973
Temporary Cash Investments.........     15,129,810           --   --        15,129,810
Securities Lending Collateral......             --  837,593,507   --       837,593,507
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,689,198,219 $838,007,370   --    $5,527,205,589
                                    ============== ============   ==    ==============

                     DFA REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
COMMON STOCKS -- (89.4%)

Real Estate Investment Trusts -- (89.4%)
#   Acadia Realty Trust................................   561,110 $ 14,280,250
    Agree Realty Corp..................................   112,307    3,210,857
#   Alexander's, Inc...................................    48,381   16,441,315
    Alexandria Real Estate Equities, Inc...............   732,107   51,342,664
    American Assets Trust, Inc.........................    85,837    2,872,964
#   American Campus Communities, Inc................... 1,061,465   36,896,523
#   American Realty Capital Properties, Inc............   616,104    8,526,879
    Apartment Investment & Management Co. Class A...... 1,495,685   41,834,309
#   Ashford Hospitality Prime, Inc.....................   149,219    2,462,114
#   Ashford Hospitality Trust, Inc.....................   784,468    7,373,999
    Associated Estates Realty Corp.....................   506,275    8,085,212
    AvalonBay Communities, Inc......................... 1,260,111  155,623,708
#   BioMed Realty Trust, Inc........................... 1,956,729   38,175,783
    Boston Properties, Inc............................. 1,521,064  164,411,808
#   Brandywine Realty Trust............................ 1,606,238   22,888,892
#   BRE Properties, Inc................................   752,334   44,462,939
    Camden Property Trust..............................   863,539   53,383,981
#   Campus Crest Communities, Inc......................   476,773    4,209,906
    CBL & Associates Properties, Inc................... 1,654,472   28,109,479
    Cedar Realty Trust, Inc............................   568,520    3,587,361
#   Chatham Lodging Trust..............................    43,035      899,862
    Chesapeake Lodging Trust...........................   173,850    4,233,248
    CommonWealth REIT..................................   856,678   21,057,145
#   Corporate Office Properties Trust..................   875,711   21,761,418
    Cousins Properties, Inc............................ 1,414,606   15,207,015
#   CubeSmart.......................................... 1,354,704   22,325,522
    DCT Industrial Trust, Inc.......................... 3,249,956   23,399,683
#   DDR Corp........................................... 3,100,779   48,589,207
    DiamondRock Hospitality Co......................... 2,002,965   23,194,335
#   Digital Realty Trust, Inc.......................... 1,316,434   67,124,970
#   Douglas Emmett, Inc................................ 1,388,587   35,311,767
    Duke Realty Corp................................... 3,339,372   52,461,534
#   DuPont Fabros Technology, Inc......................   663,414   17,242,130
#   EastGroup Properties, Inc..........................   303,251   17,994,914
    Education Realty Trust, Inc........................ 1,161,588   10,489,140
#   EPR Properties.....................................   515,189   26,315,854
    Equity Lifestyle Properties, Inc...................   798,531   31,390,254
#   Equity One, Inc....................................   673,135   15,253,239
    Equity Residential................................. 3,439,763  190,494,075
#   Essex Property Trust, Inc..........................   382,743   60,615,009
#   Excel Trust, Inc...................................   280,993    3,206,130
    Extra Space Storage, Inc........................... 1,088,170   49,685,842
#   Federal Realty Investment Trust....................   659,100   71,841,900
#   FelCor Lodging Trust, Inc.......................... 1,135,330    9,264,293
#   First Industrial Realty Trust, Inc................. 1,059,121   18,174,516
    First Potomac Realty Trust.........................   547,169    7,146,027
#   Franklin Street Properties Corp....................   768,830    9,218,272
#   Gaming and Leisure Properties, Inc.................       300       10,410
#   General Growth Properties, Inc..................... 4,833,808   97,352,893
#   Getty Realty Corp..................................   179,211    3,405,009
#   Gladstone Commercial Corp..........................    42,471      792,084

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Real Estate Investment Trusts -- (Continued)
#   Glimcher Realty Trust.............................. 1,464,587 $ 12,536,865
#   Government Properties Income Trust.................   553,559   13,672,907
    HCP, Inc........................................... 4,622,016  180,951,926
    Health Care REIT, Inc.............................. 2,957,433  171,294,519
    Healthcare Realty Trust, Inc.......................   954,977   21,888,073
    Hersha Hospitality Trust........................... 1,860,277   10,101,304
#   Highwoods Properties, Inc..........................   921,587   34,227,741
#   HMG Courtland Properties...........................     2,500       44,350
#   Home Properties, Inc...............................   573,298   31,961,364
    Hospitality Properties Trust....................... 1,458,836   37,492,085
#   Host Hotels & Resorts, Inc......................... 7,751,903  142,557,496
    Hudson Pacific Properties, Inc.....................   147,227    3,199,243
#   Inland Real Estate Corp............................   906,698    9,556,597
    Investors Real Estate Trust........................   510,564    4,436,801
#   Kilroy Realty Corp.................................   826,245   43,625,736
    Kimco Realty Corp.................................. 4,128,192   86,320,495
#   Kite Realty Group Trust............................   857,139    5,528,547
    LaSalle Hotel Properties........................... 1,053,028   32,391,141
    Lexington Realty Trust............................. 2,070,409   22,381,121
    Liberty Property Trust............................. 1,422,369   51,774,232
    LTC Properties, Inc................................   288,954   10,965,804
    Macerich Co. (The)................................. 1,440,570   81,536,262
#   Mack-Cali Realty Corp..............................   857,083   17,338,789
#   Medical Properties Trust, Inc...................... 1,655,391   21,967,039
#   Mid-America Apartment Communities, Inc.............   745,203   48,095,402
    Monmouth Real Estate Investment Corp. Class A......   303,180    2,801,383
#   National Health Investors, Inc.....................   153,326    9,654,938
#   National Retail Properties, Inc.................... 1,247,193   41,406,808
#   Omega Healthcare Investors, Inc.................... 1,195,830   38,194,810
    One Liberty Properties, Inc........................   106,835    2,228,578
    Parkway Properties, Inc............................   428,192    7,596,126
    Pebblebrook Hotel Trust............................   228,296    6,878,558
    Pennsylvania REIT..................................   695,042   12,962,533
#   Piedmont Office Realty Trust, Inc. Class A......... 1,636,664   27,283,189
    Post Properties, Inc...............................   542,722   25,469,943
    Prologis, Inc...................................... 5,075,839  196,739,520
    PS Business Parks, Inc.............................   193,288   15,186,638
    Public Storage..................................... 1,459,712  230,036,014
#   Ramco-Gershenson Properties Trust..................   593,578    9,479,441
#   Realty Income Corp................................. 2,074,027   84,578,821
#   Regency Centers Corp...............................   926,171   44,585,872
#   Retail Opportunity Investments Corp................   513,308    7,422,434
    Retail Properties of America, Inc. Class A.........   844,947   11,144,851
    RLJ Lodging Trust..................................   610,986   15,262,430
*   Roberts Realty Investors, Inc......................    47,739       43,681
#   Rouse Properties, Inc..............................   168,193    2,933,286
#   Ryman Hospitality Properties.......................   428,216   17,711,014
#   Sabra Health Care REIT, Inc........................   378,840   10,959,841
    Saul Centers, Inc..................................   141,146    6,577,404
#   Senior Housing Properties Trust.................... 1,922,780   43,301,006
    Simon Property Group, Inc.......................... 3,103,003  480,468,985
#   SL Green Realty Corp...............................   961,037   90,116,439
#   Sotherly Hotels, Inc...............................    78,466      461,380

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                    ---------- --------------
Real Estate Investment Trusts -- (Continued)
      Sovran Self Storage, Inc.....................    313,417 $   21,284,148
*     Strategic Hotels & Resorts, Inc..............  1,685,189     15,689,110
#     Summit Hotel Properties, Inc.................    317,150      2,825,807
#     Sun Communities, Inc.........................    307,535     14,377,261
      Sunstone Hotel Investors, Inc................  1,823,723     23,398,366
#*    Supertel Hospitality, Inc....................     21,897         35,035
#     Tanger Factory Outlet Centers................    956,704     31,934,780
      Taubman Centers, Inc.........................    647,317     42,088,551
#     UDR, Inc.....................................  2,510,682     61,110,000
#     UMH Properties, Inc..........................    112,253      1,060,791
#     Universal Health Realty Income Trust.........    110,920      4,703,008
#     Urstadt Biddle Properties, Inc...............     76,760      1,211,273
      Urstadt Biddle Properties, Inc. Class A......    192,466      3,610,662
      Ventas, Inc..................................  2,941,037    183,491,298
      Vornado Realty Trust.........................  1,653,010    151,795,908
#     Washington REIT..............................    668,710     15,580,943
#     Weingarten Realty Investors..................  1,158,421     33,582,625
#     Whitestone REIT..............................     46,062        628,746
      Winthrop Realty Trust........................    291,023      3,340,944
#     WP Carey, Inc................................     69,534      4,108,069
                                                               --------------
TOTAL COMMON STOCKS................................             4,836,827,727
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves,
        0.060%..................................... 18,550,348     18,550,348
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
SECURITIES LENDING COLLATERAL -- (10.3%)
(S)@  DFA Short Term Investment Fund............... 48,070,329    556,173,703
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,189,981,175)^^..........................            $5,411,551,778
                                                               ==============

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment
     Trusts................. $4,836,827,727           --   --    $4,836,827,727
Temporary Cash Investments..     18,550,348           --   --        18,550,348
Securities Lending
  Collateral................             -- $556,173,703   --       556,173,703
                             -------------- ------------   --    --------------
TOTAL....................... $4,855,378,075 $556,173,703   --    $5,411,551,778
                             ============== ============   ==    ==============

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE++
                                                        ------- -----------
COMMON STOCKS -- (91.9%)
AUSTRALIA -- (6.1%)
    Adelaide Brighton, Ltd............................. 115,791 $   383,193
    AGL Energy, Ltd....................................  84,371   1,122,797
#   ALS Ltd/Queensland.................................  59,647     416,522
*   Alumina, Ltd....................................... 539,758     598,629
    Amcor, Ltd......................................... 215,725   2,023,567
#   Amcor, Ltd. Sponsored ADR..........................   1,068      40,157
    AMP, Ltd........................................... 612,039   2,284,518
#   Ansell, Ltd........................................  28,035     469,947
    APA Group.......................................... 133,897     701,554
#*  Aquarius Platinum, Ltd.............................  71,827      47,707
*   Aquila Resources, Ltd..............................  15,814      33,525
    Aristocrat Leisure, Ltd............................  72,046     286,921
    Asciano, Ltd....................................... 213,959   1,050,082
    ASX, Ltd...........................................  42,112   1,311,421
#   Atlas Iron, Ltd.................................... 180,615     158,401
    Aurizon Holdings, Ltd.............................. 279,533   1,202,101
    Australia & New Zealand Banking Group, Ltd......... 535,596  14,107,730
*   Australian Infrastructure Fund.....................  15,128          93
    Bank of Queensland, Ltd............................  81,724     814,994
    Beach Energy, Ltd.................................. 143,697     179,029
    Bendigo and Adelaide Bank, Ltd..................... 106,052   1,076,263
    BHP Billiton, Ltd.................................. 476,518  15,217,732
#   BHP Billiton, Ltd. Sponsored ADR...................  65,589   4,194,417
*   BlueScope Steel, Ltd............................... 142,412     672,758
#   Boart Longyear, Ltd................................  68,717      28,250
#   Boral, Ltd......................................... 212,927     884,337
    Brambles, Ltd...................................... 282,996   2,230,752
    Caltex Australia, Ltd..............................  34,651     586,723
    carsales.com, Ltd..................................  29,538     233,087
    Challenger, Ltd....................................  79,173     415,114
#   Coca-Cola Amatil, Ltd.............................. 108,337   1,107,753
#   Cochlear, Ltd......................................  10,877     544,616
    Commonwealth Bank of Australia..................... 300,939  19,538,889
#   Computershare, Ltd.................................  89,091     870,410
#   Crown Resorts, Ltd.................................  72,744   1,061,683
    CSL, Ltd...........................................  91,869   5,654,715
#   David Jones, Ltd...................................  24,134      63,126
    Downer EDI, Ltd....................................  33,901     146,047
    DUET Group......................................... 237,006     432,297
    Echo Entertainment Group, Ltd...................... 175,552     362,769
#   Fairfax Media, Ltd................................. 420,361     245,866
#   Flight Centre Travel Group, Ltd....................  13,937     577,573
#   Fortescue Metals Group, Ltd........................ 320,733   1,487,705
    GrainCorp, Ltd. Class A............................  49,956     331,918
#   Harvey Norman Holdings, Ltd........................ 136,776     358,279
#   Iluka Resources, Ltd...............................  84,278     643,399
    Incitec Pivot, Ltd................................. 346,614     865,827
    Insurance Australia Group, Ltd..................... 435,771   2,087,290
    James Hardie Industries P.L.C......................  62,750     709,242
    James Hardie Industries P.L.C. Sponsored ADR.......     500      28,015
#   JB Hi-Fi, Ltd......................................   7,970     125,459

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRALIA -- (Continued)
#   Leighton Holdings, Ltd.............................  32,923 $   473,174
    Lend Lease Group................................... 127,069   1,170,520
    Macquarie Group, Ltd...............................  66,344   3,129,750
#   Metcash, Ltd....................................... 151,507     399,810
    Mineral Resources, Ltd.............................  17,001     167,411
#   Monadelphous Group, Ltd............................  13,554     189,109
    National Australia Bank, Ltd....................... 468,608  13,623,181
#   New Hope Corp., Ltd................................  25,495      78,051
    Newcrest Mining, Ltd............................... 140,601   1,159,705
    Oil Search, Ltd.................................... 184,832   1,298,573
    Orica, Ltd.........................................  81,905   1,685,953
    Origin Energy, Ltd................................. 246,628   3,013,970
*   Orora, Ltd......................................... 215,725     241,653
    OZ Minerals, Ltd...................................  90,750     278,347
    PanAust, Ltd.......................................  76,201     107,919
#   Platinum Asset Management, Ltd.....................  18,543     110,320
    Primary Health Care, Ltd........................... 136,072     591,080
#*  Qantas Airways, Ltd................................ 257,003     246,092
    QBE Insurance Group, Ltd........................... 255,708   2,568,792
    Ramsay Health Care, Ltd............................  24,094     925,139
#   REA Group, Ltd.....................................  12,767     453,742
*   Recall Holdings, Ltd...............................  56,599     222,401
    Reece Australia, Ltd...............................   7,839     230,187
#   Regis Resources, Ltd...............................  78,025     180,610
    Rio Tinto, Ltd.....................................  85,633   4,865,846
    Santos, Ltd........................................ 229,781   2,684,714
    Seek, Ltd..........................................  55,981     607,674
#   Seven Group Holdings, Ltd..........................  18,118     123,061
    Seven West Media, Ltd.............................. 115,125     220,462
*   Sims Metal Management, Ltd.........................  40,715     369,639
    Sonic Healthcare, Ltd..............................  65,650     947,592
    SP AusNet.......................................... 226,926     246,795
    Spark Infrastructure Group......................... 197,592     283,797
    Suncorp Group, Ltd................................. 271,375   2,884,801
    Super Retail Group, Ltd............................  23,773     222,783
#   Sydney Airport..................................... 192,507     663,926
    Tabcorp Holdings, Ltd.............................. 148,032     447,217
    Tatts Group, Ltd................................... 357,003     933,241
    Telstra Corp., Ltd................................. 831,064   3,740,460
    Toll Holdings, Ltd................................. 180,676     882,363
    TPG Telecom, Ltd...................................  56,141     265,176
    Transurban Group................................... 237,312   1,433,868
    Treasury Wine Estates, Ltd......................... 149,076     476,856
#   UGL, Ltd...........................................  27,924     171,077
#   Washington H Soul Pattinson & Co., Ltd.............  13,478     178,193
    Wesfarmers, Ltd.................................... 205,089   7,525,048
    Westpac Banking Corp............................... 517,987  13,960,558
#   Westpac Banking Corp. Sponsored ADR................  88,010   2,356,028
#*  Whitehaven Coal, Ltd...............................  44,805      70,331
    Woodside Petroleum, Ltd............................ 137,083   4,483,268
    Woolworths, Ltd.................................... 232,421   6,929,159

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
AUSTRALIA -- (Continued)
    WorleyParsons, Ltd.................................  56,232 $    809,944
                                                                ------------
TOTAL AUSTRALIA........................................          181,344,565
                                                                ------------
AUSTRIA -- (0.3%)
    Andritz AG.........................................  11,015      604,413
    Erste Group Bank AG................................  58,876    2,136,179
#   EVN AG.............................................     626        9,745
    IMMOFINANZ AG...................................... 154,486      728,651
    OMV AG.............................................  38,245    1,654,782
    Raiffeisen Bank International AG...................   8,039      308,248
    Strabag SE.........................................   3,236       96,389
    Telekom Austria AG.................................  40,443      353,315
    Telekom Austria AG ADR.............................   2,400       41,916
    Verbund AG.........................................  10,202      214,916
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   6,221      295,148
    Voestalpine AG.....................................  26,623    1,191,587
                                                                ------------
TOTAL AUSTRIA..........................................            7,635,289
                                                                ------------
BELGIUM -- (1.0%)
    Ackermans & van Haaren NV..........................     220       23,761
    Ageas..............................................  50,538    2,168,653
    Anheuser-Busch InBev NV............................ 129,307   12,393,136
    Anheuser-Busch InBev NV Sponsored ADR..............  26,194    2,511,743
#   Belgacom SA........................................  38,418    1,096,691
    Colruyt SA.........................................  14,358      814,507
#   Delhaize Group SA..................................  13,452      864,000
    Delhaize Group SA Sponsored ADR....................  12,271      785,099
    KBC Groep NV.......................................  55,030    3,245,680
    Mobistar SA........................................   3,728       70,410
    Solvay SA..........................................  16,289    2,274,300
    Telenet Group Holding NV...........................   7,110      422,336
    UCB SA.............................................  24,455    1,729,205
    Umicore SA.........................................  29,230    1,249,852
                                                                ------------
TOTAL BELGIUM..........................................           29,649,373
                                                                ------------
CANADA -- (8.3%)
    Agnico Eagle Mines, Ltd.(008474108)................   8,852      275,120
    Agnico Eagle Mines, Ltd.(2009823)..................  29,005      902,638
    Agrium, Inc.(2213538)..............................  25,300    2,205,956
    Agrium, Inc.(008916108)............................   5,503      479,311
    Aimia, Inc.........................................  36,747      637,443
#   Alamos Gold, Inc...................................  18,300      167,925
#   Alimentation Couche Tard, Inc. Class B.............  23,550    1,737,467
#   AltaGas, Ltd.......................................  22,210      825,983
#*  Alvopetro Energy, Ltd..............................   2,609        2,577
#   ARC Resources, Ltd.................................  52,199    1,361,509
    Atco, Ltd. Class I.................................  12,104      541,868
#   AuRico Gold, Inc...................................  69,992      321,131
    Bank of Montreal(063671101)........................  29,657    1,811,450
#   Bank of Montreal(2076009).......................... 103,390    6,318,046
    Bank of Nova Scotia(064149107).....................  32,463    1,780,271
    Bank of Nova Scotia(2076281)....................... 196,436   10,776,422

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Barrick Gold Corp.(067901108)......................  13,830 $  266,642
    Barrick Gold Corp.(2024644)........................ 182,576  3,517,918
#   Baytex Energy Corp.................................  19,313    705,065
    BCE, Inc.(05534B760)...............................   5,004    210,018
    BCE, Inc.(B188TH2).................................  41,373  1,737,016
#   Bell Aliant, Inc...................................  14,509    334,668
*   BlackBerry, Ltd.(09228F103)........................  27,932    263,957
#*  BlackBerry, Ltd.(BCBHZ31)..........................  88,001    833,590
    Bombardier, Inc. Class A...........................  15,935     58,232
#   Bombardier, Inc. Class B........................... 287,800  1,038,793
#   Bonavista Energy Corp..............................  40,196    529,811
#   Brookfield Asset Management, Inc. Class A..........  85,895  3,262,275
#   Brookfield Office Properties, Inc..................  43,429    811,844
*   Brookfield Residential Properties, Inc.............   5,760    130,291
    CAE, Inc...........................................  46,736    592,094
    Cameco Corp.(13321L108)............................  11,225    238,195
    Cameco Corp.(2166160)..............................  74,660  1,586,714
    Canadian Imperial Bank of Commerce(136069101)......   9,630    748,444
#   Canadian Imperial Bank of Commerce(2170525)........  68,338  5,311,803
    Canadian National Railway Co.(136375102)...........  15,834    847,119
    Canadian National Railway Co.(2180632)............. 144,560  7,737,124
    Canadian Natural Resources, Ltd.(136385101)........  30,916  1,012,499
    Canadian Natural Resources, Ltd.(2171573).......... 201,409  6,604,226
#   Canadian Oil Sands, Ltd............................  89,147  1,602,445
    Canadian Pacific Railway, Ltd.(13645T100)..........   2,081    315,230
    Canadian Pacific Railway, Ltd.(2793115)............  31,800  4,820,752
#   Canadian Tire Corp., Ltd. Class A..................  17,899  1,527,863
    Canadian Utilities, Ltd. Class A...................  18,040    613,886
#   Canadian Western Bank..............................  20,014    654,644
*   Canfor Corp........................................  17,600    453,057
    Capital Power Corp.................................   5,746    117,577
*   Catamaran Corp.....................................  16,416    798,146
*   Catamaran Corp.....................................  23,600  1,148,268
    CCL Industries, Inc. Class B.......................     600     43,286
    Cenovus Energy, Inc.(15135U109)....................  22,581    590,493
#   Cenovus Energy, Inc.(B57FG04)...................... 118,282  3,094,714
    Centerra Gold, Inc.................................  25,000     96,745
*   CGI Group, Inc. Class A(39945C109).................   7,329    224,561
#*  CGI Group, Inc. Class A(2159740)...................  32,000    981,764
#   CI Financial Corp..................................  23,805    743,379
#   Cineplex, Inc......................................   2,533     92,064
    Cogeco Cable, Inc..................................   1,900     86,782
    Constellation Software, Inc........................   2,400    515,728
#   Corus Entertainment, Inc. Class B..................   6,346    140,908
#   Crescent Point Energy Corp.........................  75,017  2,594,527
    Dollarama, Inc.....................................  10,900    822,088
    Eldorado Gold Corp.(284902103).....................  27,183    172,068
#   Eldorado Gold Corp.(2307873)....................... 124,500    791,434
#   Emera, Inc.........................................   4,347    122,438
    Empire Co., Ltd....................................   7,970    508,720
    Enbridge, Inc.(29250N105)..........................   6,231    261,640
#   Enbridge, Inc.(2466149)............................ 119,007  4,996,424
#   Encana Corp.(292505104)............................  38,694    695,331

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Encana Corp.(2793193).............................. 100,752 $1,811,048
    Enerplus Corp.(292766102)..........................   2,200     39,776
#   Enerplus Corp.(B584T89)............................  40,055    725,036
    Ensign Energy Services, Inc........................  34,131    504,112
    Fairfax Financial Holdings, Ltd....................   4,356  1,676,302
    Finning International, Inc.........................  30,300    733,185
    First Capital Realty, Inc..........................  15,250    239,481
*   First Majestic Silver Corp.........................  14,200    148,279
#   First Quantum Minerals, Ltd........................ 118,931  2,128,207
#   Fortis, Inc........................................  29,107    800,230
#   Franco-Nevada Corp.................................  13,725    666,071
#   Genworth MI Canada, Inc............................   9,000    269,172
#   George Weston, Ltd.................................   9,467    659,354
    Gibson Energy, Inc.................................  24,400    593,268
    Gildan Activewear, Inc.(375916103).................   3,000    159,870
    Gildan Activewear, Inc.(2254645)...................  18,100    965,008
    Goldcorp, Inc.(380956409)..........................  22,904    570,081
    Goldcorp, Inc.(2676302)............................ 145,746  3,636,616
#   Great-West Lifeco, Inc.............................  54,000  1,534,545
#   Husky Energy, Inc..................................  65,628  1,949,837
    IAMGOLD Corp.(450913108)...........................  18,510     67,562
    IAMGOLD Corp.(2446646).............................  78,400    287,907
    IGM Financial, Inc.................................  21,900  1,061,818
    Imperial Oil, Ltd.(453038408)......................   9,400    383,802
#   Imperial Oil, Ltd.(2454241)........................  48,227  1,972,381
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  25,869  1,029,650
    Intact Financial Corp..............................  26,700  1,625,374
    Jean Coutu Group PJC, Inc. (The) Class A...........  16,500    285,630
*   Katanga Mining, Ltd................................   8,600      3,166
*   Kelt Exploration, Ltd..............................   6,850     66,424
    Keyera Corp........................................  13,100    776,296
    Kinross Gold Corp.(496902404)......................  22,897    104,868
    Kinross Gold Corp.(B03Z841)........................ 213,279    978,546
#   Lightstream Resources, Ltd.........................  21,001    117,096
#   Loblaw Cos., Ltd...................................  22,160    855,958
#*  Lundin Mining Corp................................. 110,040    481,163
    MacDonald Dettwiler & Associates, Ltd..............   4,900    348,092
    Magna International, Inc.(559222401)...............  10,503    891,180
    Magna International, Inc.(2554475).................  40,160  3,411,121
    Manitoba Telecom Services, Inc.....................   4,500    119,677
    Manulife Financial Corp.(56501R106)................  63,866  1,177,050
    Manulife Financial Corp.(2492519).................. 322,943  5,958,679
*   MEG Energy Corp....................................  27,605    765,133
#   Methanex Corp......................................  18,580  1,111,213
    Metro, Inc.........................................  17,201    988,585
#   Mullen Group, Ltd..................................  10,500    254,545
#   National Bank of Canada............................  32,640  2,445,326
*   New Gold, Inc......................................  82,300    472,186
#*  Niko Resources, Ltd................................   8,000     18,604
    Onex Corp..........................................  16,704    860,884
    Open Text Corp.(683715106).........................   1,758    173,866
    Open Text Corp.(2260824)...........................   9,100    901,707
*   Osisko Mining Corp.................................  78,002    467,837

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Pacific Rubiales Energy Corp.......................  62,872 $   955,711
    Pan American Silver Corp.(697900108)...............  12,528     157,853
    Pan American Silver Corp.(2669272).................  33,400     420,443
*   Paramount Resources, Ltd. Class A..................   8,900     334,904
*   Pembina Pipeline Corp.(B4PPQG5)....................   9,034     309,866
#   Pembina Pipeline Corp.(B4PT2P8)....................  45,132   1,549,183
#   Pengrowth Energy Corp.............................. 115,076     743,926
#   Penn West Petroleum, Ltd...........................  95,909     717,326
    Peyto Exploration & Development Corp...............  24,300     712,145
#   Potash Corp. of Saskatchewan, Inc.(73755L107)......  31,604     989,837
    Potash Corp. of Saskatchewan, Inc.(2696980)........ 136,400   4,276,622
#   Precision Drilling Corp............................  51,894     464,542
#   Progressive Waste Solutions, Ltd...................  20,742     476,763
#   Quebecor, Inc. Class B.............................  22,000     468,543
#   Ritchie Bros Auctioneers, Inc......................  16,700     383,856
    Rogers Communications, Inc. Class B(2169051).......  58,900   2,477,634
    Rogers Communications, Inc. Class B(775109200).....  10,393     436,922
    Royal Bank of Canada(780087102)....................  23,478   1,452,819
#   Royal Bank of Canada(2754383)...................... 243,989  15,100,482
    Saputo, Inc........................................  23,200   1,092,561
#   SEMAFO, Inc........................................  48,000     154,721
    Shaw Communications, Inc. Class B(82028K200).......  17,583     387,705
#   Shaw Communications, Inc. Class B(2801836).........  52,434   1,156,726
    ShawCor, Ltd.......................................   9,400     343,253
    Shoppers Drug Mart Corp............................  35,500   1,871,021
    Silver Wheaton Corp.(828336107)....................   6,218     134,993
    Silver Wheaton Corp.(B058ZX6)......................  54,277   1,178,865
    SNC-Lavalin Group, Inc.............................  29,200   1,211,521
    Stantec, Inc.......................................     700      42,616
#   Sun Life Financial, Inc.(866796105)................  26,327     867,475
#   Sun Life Financial, Inc.(2566124).................. 101,431   3,345,060
    Suncor Energy, Inc.(867224107).....................  40,977   1,345,275
    Suncor Energy, Inc.(B3NB1P2)....................... 279,079   9,168,575
    Talisman Energy, Inc.(87425E103)...................  65,812     707,479
    Talisman Energy, Inc.(2068299)..................... 139,555   1,502,370
    Teck Resources, Ltd. Class B(878742204)............  11,214     269,360
#   Teck Resources, Ltd. Class B(2879327).............. 106,334   2,558,699
#   TELUS Corp.........................................  39,380   1,376,488
    Thomson Reuters Corp.(884903105)...................  18,394     663,288
#   Thomson Reuters Corp.(2889371).....................  59,250   2,137,522
    Tim Hortons, Inc.(B4R2V25).........................  25,200   1,306,667
    Tim Hortons, Inc.(88706M103).......................   3,807     197,088
#   TMX Group, Ltd.....................................     400      18,162
    Toronto-Dominion Bank (The)(891160509).............  17,518   1,514,431
#   Toronto-Dominion Bank (The)(2897222)............... 160,784  13,905,019
*   Tourmaline Oil Corp................................  25,046   1,058,959
#   TransAlta Corp.(2901628)...........................  48,700     641,025
    TransAlta Corp.(89346D107).........................   9,019     118,419
    TransCanada Corp.(89353D107).......................  14,710     639,002
    TransCanada Corp.(2665184)......................... 116,088   5,046,896
#   Trican Well Service, Ltd...........................  25,700     294,209
#   Trilogy Energy Corp................................  10,639     244,446
*   Turquoise Hill Resources, Ltd.(900435108)..........  68,462     240,302

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
CANADA -- (Continued)
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)............  93,838 $    328,591
*   Valeant Pharmaceuticals International,
      Inc.(91911K102)..................................  11,297    1,532,325
*   Valeant Pharmaceuticals International,
      Inc.(B3XSX46)....................................  47,572    6,455,269
#   Veresen, Inc.......................................  37,288      499,517
#   Vermilion Energy, Inc..............................  13,627      750,265
    West Fraser Timber Co., Ltd........................  20,384    1,046,699
    Westshore Terminals Investment Corp................   6,600      209,896
    Yamana Gold, Inc.(98462Y100).......................  41,099      385,098
#   Yamana Gold, Inc.(2219279)......................... 135,044    1,264,654
                                                                ------------
TOTAL CANADA...........................................          250,065,110
                                                                ------------
DENMARK -- (1.2%)
    AP Moeller - Maersk A.S. Class A...................     108    1,156,062
    AP Moeller - Maersk A.S. Class B...................     261    2,916,343
    Carlsberg A.S. Class B.............................  22,525    2,199,361
    Chr Hansen Holding A.S.............................  17,806      688,533
    Coloplast A.S. Class B.............................  20,400    1,532,458
*   Danske Bank A.S.................................... 139,218    3,148,739
    DSV A.S............................................  41,383    1,328,701
#   FLSmidth & Co. A.S.................................  12,362      659,948
    GN Store Nord A.S..................................  39,910      947,791
    H Lundbeck A.S.....................................  13,909      344,909
*   Jyske Bank A.S.....................................   1,122       57,538
    Novo Nordisk A.S. Class B.......................... 238,345    9,441,697
#   Novo Nordisk A.S. Sponsored ADR.................... 116,555    4,623,737
    Novozymes A.S. Class B.............................  43,813    1,893,291
    Pandora A.S........................................  17,639    1,012,013
    Rockwool International A.S. Class B................   1,012      183,483
    TDC A.S............................................ 194,786    1,832,534
*   Topdanmark A.S.....................................  21,510      568,934
    Tryg A.S...........................................   4,170      398,212
*   Vestas Wind Systems A.S............................  40,932    1,354,710
*   William Demant Holding A.S.........................   4,846      445,957
                                                                ------------
TOTAL DENMARK..........................................           36,734,951
                                                                ------------
FINLAND -- (0.8%)
#   Elisa Oyj..........................................  27,937      716,154
    Fortum Oyj......................................... 124,397    2,673,341
#   Kesko Oyj Class B..................................  16,039      591,085
#   Kone Oyj Class B...................................  55,478    2,251,341
#   Metso Oyj..........................................  27,047      844,295
#   Neste Oil Oyj......................................  25,438      454,078
*   Nokia Oyj.......................................... 566,548    3,920,974
*   Nokia Oyj Sponsored ADR............................ 184,400    1,276,048
    Nokian Renkaat Oyj.................................  23,670      995,863
    Orion Oyj Class A..................................   2,568       66,993
    Orion Oyj Class B..................................  11,844      309,133
    Pohjola Bank P.L.C. Class A........................  42,276      827,963
    Sampo Class A......................................  84,216    3,904,916
    Stora Enso Oyj Class R............................. 132,987    1,241,204
    Stora Enso Oyj Sponsored ADR.......................  12,000      111,360
    UPM-Kymmene Oyj.................................... 117,256    1,795,967

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    UPM-Kymmene Oyj Sponsored ADR......................  13,000 $   198,250
#*  Valmet Corp........................................  27,047     228,172
    Wartsila Oyj Abp...................................  28,873   1,563,529
                                                                -----------
TOTAL FINLAND..........................................          23,970,666
                                                                -----------
FRANCE -- (8.2%)
    Accor SA...........................................  31,259   1,490,116
    Aeroports de Paris.................................   5,523     623,135
    Air Liquide SA.....................................  59,211   7,430,938
    Airbus Group NV.................................... 111,890   7,926,874
*   Alcatel-Lucent..................................... 469,735   1,878,785
    Alcatel-Lucent Sponsored ADR....................... 128,100     505,995
    Alstom SA..........................................  46,699   1,319,066
    Arkema SA..........................................  13,882   1,478,612
    AtoS...............................................  16,554   1,447,664
    AXA SA............................................. 311,949   8,182,717
    AXA SA Sponsored ADR...............................  66,900   1,760,139
    BioMerieux.........................................   1,600     168,240
    BNP Paribas SA..................................... 209,632  16,184,657
    Bollore SA(4572709)................................   1,187     639,818
*   Bollore SA(BDGTH22)................................       6       3,099
    Bouygues SA........................................  55,326   2,114,666
    Bureau Veritas SA..................................  39,991   1,038,842
    Cap Gemini SA......................................  35,266   2,398,933
    Carrefour SA....................................... 132,320   4,546,830
    Casino Guichard Perrachon SA.......................  15,129   1,559,345
*   CGG SA.............................................  20,644     306,654
*   CGG SA Sponsored ADR...............................  16,707     247,097
    Christian Dior SA..................................  10,457   1,911,517
    Cie de St-Gobain...................................  91,554   4,801,321
    Cie Generale des Etablissements Michelin...........  40,293   4,238,432
    Ciments Francais SA................................   1,006      79,500
    CNP Assurances.....................................  40,763     797,557
*   Credit Agricole SA................................. 218,148   2,927,156
    Danone Sponsored ADR...............................  12,058     160,130
    Danone SA.......................................... 103,354   6,823,231
    Dassault Systemes..................................  11,170   1,324,684
    Edenred............................................  33,851     944,585
    Eiffage SA.........................................   7,936     460,745
    Electricite de France SA...........................  46,141   1,566,326
#   Eramet.............................................   1,441     137,364
    Essilor International SA...........................  36,096   3,622,187
    Euler Hermes SA....................................   2,795     342,943
    Eutelsat Communications SA.........................  27,494     834,207
*   Faurecia...........................................   7,078     278,672
    GDF Suez(B0C2CQ3).................................. 279,969   6,179,887
*   GDF Suez(B3B9KQ2)..................................  11,445          15
    Groupe Eurotunnel SA............................... 114,615   1,263,669
*   Groupe Fnac........................................   1,746      54,179
    Iliad SA...........................................   4,039     924,008
    Imerys SA..........................................   6,518     529,988
    Ipsen SA...........................................   2,070      86,837
    JCDecaux SA........................................  11,726     500,049

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
    Kering.............................................  14,471 $  2,886,075
    L'Oreal SA.........................................  44,850    7,363,222
    Lafarge SA.........................................  42,346    3,035,265
    Lafarge SA Sponsored ADR...........................   1,800       32,310
    Lagardere SCA......................................  26,506      935,658
    Legrand SA.........................................  46,134    2,445,424
    LVMH Moet Hennessy Louis Vuitton SA................  48,617    8,648,662
    Metropole Television SA............................   7,985      173,033
    Natixis............................................ 180,095    1,056,462
#   Neopost SA.........................................   3,126      264,863
    Orange SA.......................................... 358,294    4,435,404
#   Orange SA Sponsored ADR............................  46,387      574,271
    Pernod-Ricard SA...................................  39,241    4,214,120
#*  Peugeot SA.........................................  55,640      853,824
#   Publicis Groupe SA.................................  31,778    2,813,520
    Publicis Groupe SA ADR.............................   4,537      100,585
#   Remy Cointreau SA..................................   5,224      389,514
    Renault SA.........................................  50,450    4,382,541
    Rexel SA...........................................  43,192    1,109,178
    Safran SA..........................................  48,840    3,470,875
    Sanofi............................................. 180,968   17,691,589
    Sanofi ADR......................................... 101,350    4,956,015
    Schneider Electric SA(4834108)..................... 100,220    8,074,716
    Schneider Electric SA(B11BPS1).....................     935       74,989
    SCOR SE............................................  41,542    1,345,814
    SEB SA.............................................   3,563      279,088
    SES SA.............................................  49,630    1,593,812
    Societe BIC SA.....................................   5,723      658,575
    Societe Generale SA................................ 150,386    8,496,781
#   Sodexo(7062713)....................................  12,325    1,213,808
    Sodexo(ACI06JJG2)..................................  16,625    1,638,833
    STMicroelectronics NV.............................. 160,669    1,318,789
    Suez Environnement Co..............................  44,471      796,506
    Technip SA.........................................  15,655    1,334,893
#   Technip SA ADR.....................................  14,400      307,872
    Thales SA..........................................  19,704    1,282,228
    Total SA........................................... 280,748   16,017,131
#   Total SA Sponsored ADR............................. 157,489    9,003,646
    Valeo SA...........................................  14,841    1,656,038
    Vallourec SA.......................................  25,439    1,270,059
    Veolia Environnement SA............................  42,330      663,666
#   Veolia Environnement SA ADR........................  17,086      267,738
    Vicat..............................................   1,981      138,611
    Vinci SA...........................................  92,546    6,051,511
    Vivendi SA......................................... 247,477    6,643,285
    Zodiac Aerospace...................................   5,909    1,042,434
                                                                ------------
TOTAL FRANCE...........................................          247,044,644
                                                                ------------
GERMANY -- (7.4%)
    Adidas AG..........................................  39,942    4,453,190
    Allianz SE.........................................  68,800   11,437,336
    Allianz SE ADR..................................... 250,286    4,169,765
    Axel Springer SE...................................   8,985      573,786

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    BASF SE............................................ 164,609 $17,598,655
    BASF SE Sponsored ADR..............................   8,200     880,106
    Bayer AG........................................... 124,592  16,397,015
    Bayer AG Sponsored ADR.............................  33,435   4,413,387
    Bayerische Motoren Werke AG........................  65,294   7,087,882
    Beiersdorf AG......................................  18,004   1,779,497
    Bilfinger SE.......................................   8,723   1,002,290
    Brenntag AG........................................   9,185   1,583,245
#   Celesio AG.........................................  17,682     582,474
*   Commerzbank AG..................................... 205,322   3,475,671
    Continental AG.....................................  21,055   4,518,717
    Daimler AG......................................... 188,841  15,773,096
    Deutsche Bank AG(5750355)..........................  34,358   1,653,803
#   Deutsche Bank AG(D18190898)........................ 179,270   8,637,229
    Deutsche Boerse AG.................................  33,348   2,560,872
*   Deutsche Lufthansa AG..............................  61,787   1,467,692
    Deutsche Post AG................................... 171,404   5,919,914
    Deutsche Telekom AG................................ 482,532   7,802,124
    Deutsche Telekom AG Sponsored ADR..................  95,900   1,550,703
    Deutsche Wohnen AG.................................  38,026     711,634
    E.ON SE............................................ 328,427   5,944,409
    E.ON SE Sponsored ADR..............................  53,950     980,811
    Fielmann AG........................................   1,995     222,652
    Fraport AG Frankfurt Airport Services Worldwide....   6,778     500,160
    Fresenius Medical Care AG & Co. KGaA...............  35,955   2,533,796
#   Fresenius Medical Care AG & Co. KGaA ADR...........  14,200     501,118
    Fresenius SE & Co. KGaA............................  31,393   4,900,497
    Fuchs Petrolub SE..................................   3,132     242,482
    GEA Group AG.......................................  40,070   1,874,370
    Hannover Rueck SE..................................  14,759   1,170,829
    HeidelbergCement AG................................  31,631   2,347,631
    Henkel AG & Co. KGaA...............................  25,587   2,486,589
    Hochtief AG........................................   7,242     576,470
    Hugo Boss AG.......................................   5,182     654,663
    Infineon Technologies AG........................... 229,662   2,359,781
    K+S AG.............................................  26,075     780,888
    Lanxess AG.........................................  20,259   1,327,643
    Linde AG...........................................  36,255   6,851,019
    MAN SE.............................................   7,842     954,649
    Merck KGaA.........................................  12,895   1,996,677
    Metro AG...........................................  32,768   1,347,189
    MTU Aero Engines AG................................   9,659     854,482
    Muenchener Rueckversicherungs AG...................  36,954   7,615,492
*   Osram Licht AG.....................................  14,044     820,766
#   Puma SE............................................     790     224,264
*   QIAGEN NV..........................................  51,277   1,124,688
    Rhoen Klinikum AG..................................  14,963     440,927
    RWE AG............................................. 138,933   5,126,410
    Salzgitter AG......................................   8,602     379,458
    SAP AG............................................. 139,819  10,697,499
#   SAP AG Sponsored ADR...............................  32,719   2,500,386
    SGL Carbon SE......................................   7,413     276,310
#   Siemens AG.........................................  87,275  11,041,505

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
#   Siemens AG Sponsored ADR...........................    61,522 $  7,769,613
*   Sky Deutschland AG.................................    77,105      699,617
    Software AG........................................    13,612      504,961
    Suedzucker AG......................................    17,838      444,552
    Symrise AG.........................................    17,091      778,251
*   ThyssenKrupp AG....................................    71,941    1,847,415
    United Internet AG.................................    19,203      838,715
    Volkswagen AG......................................     6,201    1,501,610
    Wacker Chemie AG...................................     2,920      346,272
                                                                  ------------
TOTAL GERMANY..........................................            222,417,599
                                                                  ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA..............................    10,598      102,797
*   National Bank of Greece SA.........................       374        1,655
                                                                  ------------
TOTAL GREECE...........................................                104,452
                                                                  ------------
HONG KONG -- (2.5%)
#   AAC Technologies Holdings, Inc.....................   118,000      505,567
#   AIA Group, Ltd..................................... 2,209,200   10,211,899
    ASM Pacific Technology, Ltd........................    39,900      373,641
    Bank of East Asia, Ltd.............................   264,801    1,006,166
    BOC Hong Kong Holdings, Ltd........................   725,000    2,208,125
*   Brightoil Petroleum Holdings, Ltd..................   333,000       91,292
    Cafe de Coral Holdings, Ltd........................    20,000       61,294
    Cathay Pacific Airways, Ltd........................   241,000      501,375
    Cheung Kong Holdings, Ltd..........................   281,600    4,188,093
    Cheung Kong Infrastructure Holdings, Ltd...........   140,000      822,299
    Chow Sang Sang Holdings International, Ltd.........    56,000      150,026
#   Chow Tai Fook Jewellery Group, Ltd.................   137,000      199,496
    CLP Holdings, Ltd..................................   283,900    2,147,407
    Dah Sing Financial Holdings, Ltd...................    17,200       81,799
*   Esprit Holdings, Ltd...............................   486,920      916,640
*   FIH Mobile, Ltd....................................   318,000      157,966
    First Pacific Co., Ltd.............................   650,400      642,576
*   G-Resources Group, Ltd............................. 1,558,200       39,301
*   Galaxy Entertainment Group, Ltd....................   395,000    3,860,960
*   Genting Hong Kong, Ltd.............................    83,000       33,120
#   Giordano International, Ltd........................   204,000      146,389
    Hang Lung Group, Ltd...............................   213,000      970,158
    Hang Lung Properties, Ltd..........................   443,000    1,241,610
    Hang Seng Bank, Ltd................................   146,600    2,312,747
    Henderson Land Development Co., Ltd................   233,188    1,260,390
    Hong Kong & China Gas Co., Ltd..................... 1,104,683    2,274,189
    Hong Kong Exchanges and Clearing, Ltd..............   207,916    3,265,387
    Hongkong & Shanghai Hotels (The)...................   103,525      141,621
    Hopewell Holdings, Ltd.............................   144,500      498,809
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   306,000      112,268
    Hutchison Whampoa, Ltd.............................   413,500    5,123,410
    Hysan Development Co., Ltd.........................    99,638      392,811
    Johnson Electric Holdings, Ltd.....................   308,500      276,127
*   Kerry Logistics Network, Ltd.......................    69,696      117,599
    Kerry Properties, Ltd..............................   156,393      501,597

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Kingston Financial Group, Ltd......................   822,000 $    91,987
#   L'Occitane International SA........................    44,000      87,763
    Li & Fung, Ltd..................................... 1,108,000   1,539,646
    Lifestyle International Holdings, Ltd..............    80,500     144,552
#   Luk Fook Holdings International, Ltd...............    50,000     160,737
#*  Melco Crown Entertainment, Ltd. ADR................    30,195   1,237,693
    Melco International Development, Ltd...............   179,000     647,105
    MGM China Holdings, Ltd............................   124,800     488,347
#*  Mongolian Mining Corp..............................   199,500      21,609
    MTR Corp., Ltd.....................................   319,040   1,128,352
    New World Development Co., Ltd.....................   804,678   1,006,309
#   NWS Holdings, Ltd..................................   309,443     447,924
    Orient Overseas International, Ltd.................    50,000     208,260
    Pacific Basin Shipping, Ltd........................   172,000     106,230
    PCCW, Ltd..........................................   945,265     430,231
    Power Assets Holdings, Ltd.........................   210,207   1,576,248
    Prada SpA..........................................    88,600     649,993
    SA SA International Holdings, Ltd..................    98,000      93,932
    Samsonite International SA.........................   248,100     681,850
    Sands China, Ltd...................................   425,600   3,273,750
    Shangri-La Asia, Ltd...............................   285,655     471,702
    Sino Land Co., Ltd.................................   596,817     793,704
    SJM Holdings, Ltd..................................   309,000     955,786
#   SmarTone Telecommunications Holdings, Ltd..........    23,000      25,458
    Stella International Holdings, Ltd.................    44,500     104,799
    Sun Hung Kai Properties, Ltd.......................   324,744   3,966,005
    Swire Pacific, Ltd. Class A........................    59,500     641,893
    Swire Pacific, Ltd. Class B........................    32,500      67,614
    Swire Properties, Ltd..............................   165,000     427,205
    Techtronic Industries Co...........................   214,000     552,433
    Television Broadcasts, Ltd.........................    52,000     325,419
    Texwinca Holdings, Ltd.............................    30,000      28,758
    Trinity, Ltd.......................................   192,000      55,487
#*  United Laboratories International Holdings, Ltd.
      (The)............................................   115,000      65,965
#   VTech Holdings, Ltd................................    23,900     289,146
    Wharf Holdings, Ltd................................   311,609   2,121,253
    Wheelock & Co., Ltd................................   178,000     721,929
    Wing Hang Bank, Ltd................................    32,811     470,240
    Wynn Macau, Ltd....................................   252,800   1,072,080
    Xinyi Glass Holdings, Ltd..........................   396,000     320,842
*   Xinyi Solar Holdings, Ltd..........................   396,000      83,140
    Yue Yuen Industrial Holdings, Ltd..................   137,500     424,229
                                                                  -----------
TOTAL HONG KONG........................................            74,841,759
                                                                  -----------
IRELAND -- (0.3%)
*   Bank of Ireland.................................... 2,930,530   1,160,074
*   Bank of Ireland Sponsored ADR......................    17,922     304,495
    CRH P.L.C.(0182704)................................    58,738   1,511,640
    CRH P.L.C.(4182249)................................    11,311     290,765
    CRH P.L.C. Sponsored ADR...........................    60,337   1,562,728
    Dragon Oil P.L.C...................................    43,868     416,912
    Glanbia P.L.C......................................     2,435      35,349
    Kerry Group P.L.C. Class A(4519579)................     6,018     404,774

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
IRELAND -- (Continued)
    Kerry Group P.L.C. Class A(0490656)..................    18,318 $ 1,238,614
    Paddy Power P.L.C....................................     5,796     457,086
*   Ryanair Holdings P.L.C...............................    33,520     285,941
    Smurfit Kappa Group P.L.C............................    35,466     830,444
                                                                    -----------
TOTAL IRELAND............................................             8,498,822
                                                                    -----------
ISRAEL -- (0.4%)
    Azrieli Group........................................     6,311     198,831
    Bank Hapoalim BM.....................................   246,126   1,278,066
*   Bank Leumi Le-Israel BM..............................   271,142   1,029,969
    Bezeq The Israeli Telecommunication Corp., Ltd.......   353,348     538,476
    Cellcom Israel, Ltd..................................     6,551      81,384
    Delek Group, Ltd.....................................       992     353,929
    Elbit Systems, Ltd.(6308913).........................     5,850     328,699
    Elbit Systems, Ltd.(M3760D101).......................       193      10,957
    Israel Chemicals, Ltd................................    77,657     634,819
*   Israel Discount Bank, Ltd. Class A...................   232,291     398,359
    Migdal Insurance & Financial Holding, Ltd............    29,968      48,588
    Mizrahi Tefahot Bank, Ltd............................    22,752     277,094
    NICE Systems, Ltd. Sponsored ADR.....................    10,826     427,086
    Osem Investments, Ltd................................     9,419     209,182
*   Partner Communications Co., Ltd......................     8,183      70,096
*   Partner Communications Co., Ltd. ADR.................     3,525      30,121
    Paz Oil Co., Ltd.....................................        85      12,596
    Strauss Group, Ltd...................................     2,977      52,248
    Teva Pharmaceutical Industries, Ltd..................     6,037     269,074
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   140,641   6,276,808
                                                                    -----------
TOTAL ISRAEL.............................................            12,526,382
                                                                    -----------
ITALY -- (1.9%)
    A2A SpA..............................................   161,586     173,850
    Assicurazioni Generali SpA...........................   222,046   4,791,050
    Atlantia SpA.........................................    55,332   1,258,547
*   Autogrill SpA........................................    14,553     133,245
#*  Banca Carige SpA.....................................   113,241      60,510
#*  Banca Monte dei Paschi di Siena SpA.................. 1,177,714     266,940
*   Banca Popolare dell'Emilia Romagna SC................     5,071      47,772
#*  Banco Popolare.......................................   114,684     196,373
*   CNH Industrial NV....................................   140,633   1,475,514
    Davide Campari-Milano SpA............................    51,808     412,723
    Enel Green Power SpA.................................   323,246     814,691
    Enel SpA............................................. 1,054,223   4,798,021
    Eni SpA..............................................   332,312   7,546,351
#   Eni SpA Sponsored ADR................................    69,229   3,142,997
#*  Fiat SpA.............................................   184,408   1,834,178
*   Fiat SpA Sponsored ADR...............................     7,000      69,860
#*  Finmeccanica SpA.....................................    73,984     648,292
    Gtech Spa............................................     9,353     284,686
    Intesa Sanpaolo SpA.................................. 2,388,529   6,437,465
    Intesa Sanpaolo SpA Sponsored ADR....................     9,000     145,800
    Luxottica Group SpA..................................    29,479   1,562,161
    Luxottica Group SpA Sponsored ADR....................       875      45,999

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
*   Mediaset SpA.......................................   115,612 $   587,996
*   Mediobanca SpA.....................................   117,569   1,075,005
    Mediolanum SpA.....................................    41,608     357,481
    Parmalat SpA.......................................    80,329     267,099
#   Pirelli & C. SpA...................................    45,094     725,245
#   Prysmian SpA.......................................    33,580     819,828
    Saipem SpA.........................................    44,656   1,045,627
    Salvatore Ferragamo Italia SpA.....................     9,142     282,511
    Snam SpA...........................................   304,584   1,669,716
    Telecom Italia SpA................................. 1,608,724   1,786,504
#   Telecom Italia SpA Sponsored ADR...................    80,065     886,320
    Tenaris SA.........................................     2,151      47,984
#   Tenaris SA ADR.....................................    37,841   1,683,168
    Terna Rete Elettrica Nazionale SpA.................   248,531   1,204,953
    Tod's SpA..........................................     2,308     314,944
    UniCredit SpA......................................   917,593   6,868,285
    Unione di Banche Italiane SCPA.....................   189,326   1,377,077
*   World Duty Free SpA................................    14,553     211,654
                                                                  -----------
TOTAL ITALY............................................            57,358,422
                                                                  -----------
JAPAN -- (17.4%)
    77 Bank, Ltd. (The)................................    81,000     370,314
#   ABC-Mart, Inc......................................     4,700     203,218
#   Advantest Corp.....................................     9,840     103,862
#   Advantest Corp. ADR................................    10,000     106,600
    Aeon Co., Ltd......................................   130,000   1,620,974
    Aeon Mall Co., Ltd.................................     9,548     280,673
    Air Water, Inc.....................................    35,000     515,785
    Aisin Seiki Co., Ltd...............................    40,000   1,472,818
    Ajinomoto Co., Inc.................................   118,000   1,665,330
    Alfresa Holdings Corp..............................     8,700     494,325
*   Alps Electric Co., Ltd.............................    34,300     448,310
#   Amada Co., Ltd.....................................    84,000     679,628
    ANA Holdings, Inc..................................   172,000     364,526
    Anritsu Corp.......................................    24,000     263,089
    Aoyama Trading Co., Ltd............................     6,300     161,637
#   Aozora Bank, Ltd...................................   212,000     604,168
#   Asahi Glass Co., Ltd...............................   249,000   1,408,609
    Asahi Group Holdings, Ltd..........................    72,600   1,974,293
    Asahi Kasei Corp...................................   255,000   1,929,580
#   Asatsu-DK, Inc.....................................     2,700      62,424
    Asics Corp.........................................    28,300     488,790
    Astellas Pharma, Inc...............................    81,055   5,009,044
    Autobacs Seven Co., Ltd............................     9,900     159,835
    Awa Bank, Ltd. (The)...............................    45,000     217,720
    Azbil Corp.........................................    10,400     245,942
    Bank of Kyoto, Ltd. (The)..........................    76,000     605,383
    Bank of Yokohama, Ltd. (The).......................   259,000   1,301,908
    Benesse Holdings, Inc..............................    13,100     516,070
    Bridgestone Corp...................................   121,600   4,365,722
#   Brother Industries, Ltd............................    47,800     601,034
#   Calbee, Inc........................................     8,000     184,582
    Calsonic Kansei Corp...............................    34,000     169,034

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Canon Marketing Japan, Inc.........................  11,100 $  142,050
    Canon, Inc......................................... 154,000  4,498,469
#   Canon, Inc. Sponsored ADR..........................  68,804  2,007,013
#   Casio Computer Co., Ltd............................  46,400    501,350
#   Central Japan Railway Co...........................  23,400  2,564,153
    Century Tokyo Leasing Corp.........................   6,100    177,668
    Chiba Bank, Ltd. (The)............................. 180,000  1,139,062
#   Chiyoda Corp.......................................  28,000    430,430
    Chubu Electric Power Co., Inc...................... 103,200  1,223,126
    Chugai Pharmaceutical Co., Ltd.....................  43,400    984,519
    Chugoku Bank, Ltd. (The)...........................  45,000    553,920
    Chugoku Electric Power Co., Inc. (The).............  44,100    572,374
    Citizen Holdings Co., Ltd..........................  64,900    505,404
#   Coca-Cola East Japan Co., Ltd......................  15,500    380,882
    Coca-Cola West Co., Ltd............................  14,900    291,976
    COMSYS Holdings Corp...............................  24,700    358,251
*   Cosmo Oil Co., Ltd................................. 128,000    238,705
    Cosmos Pharmaceutical Corp.........................   1,700    212,674
    Credit Saison Co., Ltd.............................  32,000    782,310
#   Dai Nippon Printing Co., Ltd....................... 139,000  1,372,075
    Dai-ichi Life Insurance Co., Ltd. (The)............ 177,200  2,658,919
    Daicel Corp........................................  63,000    505,186
    Daido Steel Co., Ltd...............................  66,000    328,176
#   Daihatsu Motor Co., Ltd............................  40,500    631,638
    Daiichi Sankyo Co., Ltd............................ 125,646  2,094,243
    Daiichikosho Co., Ltd..............................   8,200    255,600
    Daikin Industries, Ltd.............................  43,800  2,512,358
    Dainippon Sumitomo Pharma Co., Ltd.................  32,200    547,012
    Daito Trust Construction Co., Ltd..................  12,900  1,218,519
    Daiwa House Industry Co., Ltd...................... 119,000  2,257,191
    Daiwa Securities Group, Inc........................ 326,000  3,023,456
#   Dena Co., Ltd......................................  15,000    288,042
    Denki Kagaku Kogyo KK.............................. 113,000    433,366
    Denso Corp.........................................  88,800  4,566,852
#   Dentsu, Inc........................................  40,100  1,572,982
    DIC Corp........................................... 158,000    449,340
#   Disco Corp.........................................   5,700    397,104
    DMG Mori Seiki Co., Ltd............................  11,600    202,672
    Don Quijote Holdings Co., Ltd......................   9,700    594,550
    Dowa Holdings Co., Ltd.............................  61,200    551,029
    East Japan Railway Co..............................  53,600  3,958,941
    Ebara Corp.........................................  84,000    537,275
#   Eisai Co., Ltd.....................................  48,900  1,869,079
    Electric Power Development Co., Ltd................  16,900    500,687
    Exedy Corp.........................................   5,600    175,884
    Ezaki Glico Co., Ltd...............................   2,000     26,719
    FamilyMart Co., Ltd................................  10,800    486,881
#   FANUC Corp.........................................  35,700  5,785,526
    Fast Retailing Co., Ltd............................  10,100  3,674,161
    FP Corp............................................   1,700    106,004
    Fuji Electric Co., Ltd............................. 123,000    532,856
    Fuji Heavy Industries, Ltd......................... 111,386  3,036,550
    Fuji Media Holdings, Inc...........................   9,200    172,011

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.............................  96,300 $2,806,367
*   Fujitsu, Ltd....................................... 385,440  2,154,643
    Fukuoka Financial Group, Inc....................... 146,000    608,327
#   Fukuyama Transporting Co., Ltd.....................  29,000    156,858
    Furukawa Electric Co., Ltd......................... 127,000    310,742
    Glory, Ltd.........................................  14,900    369,294
#   Gree, Inc..........................................  15,400    151,533
#   GS Yuasa Corp......................................  47,000    244,069
#*  GungHo Online Entertainment, Inc...................  59,000    364,559
    Gunma Bank, Ltd. (The).............................  90,000    476,277
    H2O Retailing Corp.................................  33,000    269,979
    Hachijuni Bank, Ltd. (The)......................... 103,000    568,755
    Hakuhodo DY Holdings, Inc..........................  47,200    381,261
    Hamamatsu Photonics KK.............................  16,700    700,599
    Hankyu Hanshin Holdings, Inc....................... 290,000  1,467,485
*   Haseko Corp........................................  44,300    329,751
    Heiwa Corp.........................................   6,700    118,712
    Higo Bank, Ltd. (The)..............................   2,000     10,427
    Hikari Tsushin, Inc................................   3,800    316,196
    Hino Motors, Ltd...................................  52,000    756,697
    Hiroshima Bank, Ltd. (The)......................... 132,000    533,080
    Hisamitsu Pharmaceutical Co., Inc..................  11,500    517,388
    Hitachi Capital Corp...............................  12,600    313,633
    Hitachi Chemical Co., Ltd..........................  25,900    371,377
#   Hitachi Construction Machinery Co., Ltd............  21,700    414,525
    Hitachi High-Technologies Corp.....................  10,665    244,213
    Hitachi Metals, Ltd................................  39,000    614,381
    Hitachi Transport System, Ltd......................   8,415    133,659
    Hitachi, Ltd....................................... 600,000  4,574,036
    Hitachi, Ltd. ADR..................................  34,892  2,674,472
#*  Hokkaido Electric Power Co., Inc...................  31,500    329,558
    Hokuhoku Financial Group, Inc...................... 250,000    473,690
    Hokuriku Electric Power Co.........................  25,800    314,430
    Honda Motor Co., Ltd............................... 187,277  7,019,731
#   Honda Motor Co., Ltd. Sponsored ADR................ 132,783  4,980,690
    Horiba, Ltd........................................   3,800    137,568
    Hoshizaki Electric Co., Ltd........................   6,500    231,168
#   House Foods Group, Inc.............................  16,300    244,040
    Hoya Corp..........................................  83,200  2,299,131
    Ibiden Co., Ltd....................................  34,800    637,828
    Ichigo Group Holdings Co., Ltd.....................   1,800      5,229
    Idemitsu Kosan Co., Ltd............................  26,500    587,946
    IHI Corp........................................... 274,000  1,242,479
    Inpex Corp......................................... 160,800  1,905,279
#   Isetan Mitsukoshi Holdings, Ltd....................  71,880    909,300
#   Isuzu Motors, Ltd.................................. 242,000  1,432,586
    Ito En, Ltd........................................  10,400    223,992
    ITOCHU Corp........................................ 307,500  3,756,811
#   Itochu Techno-Solutions Corp.......................   5,900    242,939
    Iyo Bank, Ltd. (The)...............................  61,000    570,242
    Izumi Co., Ltd.....................................  12,800    387,562
    J Front Retailing Co., Ltd.........................  99,800    665,249
#   Japan Airport Terminal Co., Ltd....................   5,800    116,224

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

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Japan Exchange Group, Inc..........................  37,000 $  893,932
    Japan Steel Works, Ltd. (The)......................  76,000    375,430
    Japan Tobacco, Inc................................. 209,000  6,451,712
    JFE Holdings, Inc.................................. 106,400  2,204,873
    JGC Corp...........................................  36,000  1,357,638
    Joyo Bank, Ltd. (The).............................. 147,000    695,817
    JSR Corp...........................................  36,100    642,822
#   JTEKT Corp.........................................  49,960    735,569
    JX Holdings, Inc................................... 442,170  2,131,563
    K's Holdings Corp..................................  10,139    269,826
#   Kagome Co., Ltd....................................  17,600    291,129
    Kagoshima Bank, Ltd. (The).........................  13,000     77,832
    Kajima Corp........................................ 173,000    637,325
#   Kakaku.com, Inc....................................  19,200    363,049
    Kaken Pharmaceutical Co., Ltd......................  13,000    208,241
    Kamigumi Co., Ltd..................................  67,000    600,095
    Kaneka Corp........................................  74,000    457,659
*   Kansai Electric Power Co., Inc. (The).............. 113,400  1,219,236
#   Kansai Paint Co., Ltd..............................  40,000    540,301
    Kao Corp...........................................  94,500  2,995,825
    Kawasaki Heavy Industries, Ltd..................... 286,000  1,236,879
    Kawasaki Kisen Kaisha, Ltd......................... 288,000    671,328
    KDDI Corp.......................................... 102,200  5,627,352
#   Keihan Electric Railway Co., Ltd................... 111,000    419,713
    Keikyu Corp........................................  80,000    631,465
#   Keio Corp..........................................  97,000    621,619
#   Keisei Electric Railway Co., Ltd...................  50,000    442,569
    Keiyo Bank, Ltd. (The).............................  43,000    186,362
    Kewpie Corp........................................  16,300    232,053
    Keyence Corp.......................................   8,651  3,552,203
#   Kikkoman Corp......................................  32,000    568,230
    Kinden Corp........................................  35,000    341,332
    Kintetsu Corp...................................... 291,280  1,001,485
    Kirin Holdings Co., Ltd............................ 171,000  2,325,550
    Kobayashi Pharmaceutical Co., Ltd..................   5,300    287,497
*   Kobe Steel, Ltd.................................... 710,000  1,176,139
    Koito Manufacturing Co., Ltd.......................  20,000    406,943
#   Komatsu, Ltd....................................... 185,300  3,911,461
    Komeri Co., Ltd....................................   5,000    118,443
#   Konami Corp........................................  20,500    487,237
    Konami Corp. ADR...................................   3,500     83,020
    Konica Minolta, Inc................................ 106,000  1,119,056
    Kose Corp..........................................   3,690    115,793
    Kubota Corp........................................ 168,000  2,585,734
    Kubota Corp. Sponsored ADR.........................   8,151    624,367
    Kuraray Co., Ltd...................................  71,200    798,221
    Kurita Water Industries, Ltd.......................  27,000    575,337
    KYB Co., Ltd.......................................  14,000     68,864
    Kyocera Corp.......................................  42,800  1,914,005
    Kyocera Corp. Sponsored ADR........................  21,658    969,412
    KYORIN Holdings, Inc...............................   5,400    120,922
    Kyowa Hakko Kirin Co., Ltd.........................  53,000    536,966
*   Kyushu Electric Power Co., Inc.....................  63,200    725,164

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Lawson, Inc........................................    13,200 $  960,297
    Lintec Corp........................................     7,200    131,430
#   Lion Corp..........................................    47,000    245,587
    LIXIL Group Corp...................................    50,140  1,291,778
#   M3, Inc............................................        78    228,734
    Maeda Road Construction Co., Ltd...................     9,000    146,999
#   Makita Corp........................................    20,200  1,050,972
#   Makita Corp. Sponsored ADR.........................     1,630     84,972
    Marubeni Corp......................................   332,000  2,316,111
    Marui Group Co., Ltd...............................    58,400    547,074
#   Matsui Securities Co., Ltd.........................    34,300    388,379
    Matsumotokiyoshi Holdings Co., Ltd.................     3,400    121,008
*   Mazda Motor Corp...................................   491,000  2,354,907
#   McDonald's Holdings Co. Japan, Ltd.................    12,400    325,112
    Medipal Holdings Corp..............................    26,100    381,128
    MEIJI Holdings Co., Ltd............................    12,256    764,831
#   Minebea Co., Ltd...................................    74,000    556,920
    Miraca Holdings, Inc...............................    11,300    533,994
#   MISUMI Group, Inc..................................    17,100    490,252
    Mitsubishi Chemical Holdings Corp..................   428,890  1,823,131
    Mitsubishi Corp....................................   290,000  5,331,976
    Mitsubishi Electric Corp...........................   361,000  4,077,570
    Mitsubishi Estate Co., Ltd.........................   237,000  5,820,982
    Mitsubishi Gas Chemical Co., Inc...................    71,000    498,662
    Mitsubishi Heavy Industries, Ltd...................   591,000  3,815,012
#   Mitsubishi Logistics Corp..........................    26,000    363,337
    Mitsubishi Materials Corp..........................   256,000    859,406
#*  Mitsubishi Motors Corp.............................    84,699    906,839
    Mitsubishi Shokuhin Co., Ltd.......................     1,100     26,062
    Mitsubishi Tanabe Pharma Corp......................    40,400    593,185
    Mitsubishi UFJ Financial Group, Inc................ 1,164,572  7,001,146
#   Mitsubishi UFJ Financial Group, Inc. ADR........... 1,455,897  8,793,618
    Mitsui & Co., Ltd..................................   310,100  4,152,641
    Mitsui & Co., Ltd. Sponsored ADR...................     2,559    687,271
#   Mitsui Chemicals, Inc..............................   185,000    441,616
    Mitsui Engineering & Shipbuilding Co., Ltd.........   114,000    222,387
    Mitsui Fudosan Co., Ltd............................   157,000  4,957,954
    Mitsui Mining & Smelting Co., Ltd..................   148,000    394,109
#   Mitsui OSK Lines, Ltd..............................   235,000    963,262
    Mizuho Financial Group, Inc........................ 4,096,505  8,681,808
#   Mizuho Financial Group, Inc. ADR...................   312,894  1,329,800
    Mochida Pharmaceutical Co., Ltd....................     1,600     92,926
    MS&AD Insurance Group Holdings.....................    98,095  2,272,783
    Murata Manufacturing Co., Ltd......................    39,600  3,676,991
    Nabtesco Corp......................................    15,000    332,533
    Nagase & Co., Ltd..................................    27,100    317,573
#   Nagoya Railroad Co., Ltd...........................   121,000    360,296
    Namco Bandai Holdings, Inc.........................    28,900    655,867
    Nankai Electric Railway Co., Ltd...................    92,000    323,008
    Nanto Bank, Ltd. (The).............................    41,000    143,983
    NEC Corp...........................................   626,546  1,810,618
#   NET One Systems Co., Ltd...........................     8,800     54,687
    Nexon Co., Ltd.....................................     9,800     84,678

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   NGK Insulators, Ltd................................    55,000 $  927,408
    NGK Spark Plug Co., Ltd............................    34,000    784,364
    NHK Spring Co., Ltd................................    34,300    350,613
    Nichirei Corp......................................    34,000    154,063
#   Nidec Corp.........................................    11,600  1,290,570
#   Nidec Corp. ADR....................................    26,554    738,998
    Nifco, Inc.........................................     2,700     70,243
    Nihon Kohden Corp..................................     3,800    148,142
#   Nikon Corp.........................................    71,900  1,228,321
#   Nintendo Co., Ltd..................................    17,600  2,018,648
    Nippo Corp.........................................    15,000    233,603
    Nippon Electric Glass Co., Ltd.....................    71,500    321,973
    Nippon Express Co., Ltd............................   174,000    817,292
    Nippon Kayaku Co., Ltd.............................    33,000    434,424
    Nippon Meat Packers, Inc...........................    32,000    544,910
    Nippon Paint Co., Ltd..............................    28,000    460,240
#   Nippon Paper Industries Co., Ltd...................    23,100    415,772
#   Nippon Shokubai Co., Ltd...........................    38,000    398,968
    Nippon Steel & Sumitomo Metal Corp................. 1,455,420  4,414,625
    Nippon Telegraph & Telephone Corp..................    60,400  3,232,735
    Nippon Telegraph & Telephone Corp. ADR.............    12,525    337,674
    Nippon Television Holdings, Inc....................    12,900    220,872
#   Nippon Yusen KK....................................   378,000  1,169,750
#   Nipro Corp.........................................    26,900    233,861
    Nishi-Nippon City Bank, Ltd. (The).................   179,000    451,272
    Nishi-Nippon Railroad Co., Ltd.....................    41,000    155,584
    Nissan Chemical Industries, Ltd....................    26,900    382,756
    Nissan Motor Co., Ltd..............................   521,300  4,471,871
    Nissan Shatai Co., Ltd.............................    17,000    215,051
#   Nisshin Seifun Group, Inc..........................    62,700    623,157
    Nisshin Steel Holdings Co., Ltd....................    11,700    124,139
    Nisshinbo Holdings, Inc............................    29,000    252,259
    Nissin Foods Holdings Co., Ltd.....................    10,000    432,888
    Nitori Holdings Co., Ltd...........................     5,350    519,575
    Nitto Denko Corp...................................    37,500  1,667,390
    NKSJ Holdings, Inc.................................    71,150  1,851,703
    NOK Corp...........................................    20,980    337,999
    Nomura Holdings, Inc...............................   378,900  2,632,597
#   Nomura Holdings, Inc. ADR..........................   348,997  2,429,019
    Nomura Real Estate Holdings, Inc...................    19,600    397,243
    Nomura Research Institute, Ltd.....................    19,400    637,599
    NSK, Ltd...........................................    89,000    997,918
*   NTN Corp...........................................    93,000    398,208
    NTT Data Corp......................................    25,500    899,081
    NTT DOCOMO, Inc....................................   252,528  4,043,175
#   NTT DOCOMO, Inc. Sponsored ADR.....................    51,866    829,856
    NTT Urban Development Corp.........................    16,300    158,657
    Obayashi Corp......................................   121,000    714,351
    Obic Co., Ltd......................................    14,300    441,468
    Odakyu Electric Railway Co., Ltd...................   107,000    938,495
    Oji Holdings Corp..................................   235,000  1,107,359
#   OKUMA Corp.........................................    27,000    258,993
*   Olympus Corp.......................................    42,600  1,251,684

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Omron Corp.........................................  34,900 $1,379,856
    Onward Holdings Co., Ltd...........................  18,000    129,920
    Oracle Corp. Japan.................................   7,100    281,971
    Oriental Land Co., Ltd.............................   8,900  1,350,613
    Osaka Gas Co., Ltd................................. 256,000  1,033,894
#   OSAKA Titanium Technologies Co., Ltd...............   2,500     40,231
    OSG Corp...........................................   9,900    183,265
    Otsuka Corp........................................   2,900    343,973
    Otsuka Holdings Co., Ltd...........................  31,600    966,884
#   Pacific Metals Co., Ltd............................  19,000     66,112
    Panasonic Corp..................................... 313,989  3,558,642
    Panasonic Corp. Sponsored ADR...................... 108,991  1,237,048
    Park24 Co., Ltd....................................  18,900    388,935
#   Pigeon Corp........................................   6,000    273,230
#*  Pioneer Corp.......................................  43,200     92,387
#   Pola Orbis Holdings, Inc...........................   5,200    174,152
#   Rakuten, Inc....................................... 143,300  2,344,769
    Rengo Co., Ltd.....................................  44,000    231,498
    Resona Holdings, Inc............................... 363,200  1,914,455
    Resorttrust, Inc...................................   7,600    130,455
    Ricoh Co., Ltd..................................... 168,000  1,765,393
    Rinnai Corp........................................   5,500    427,927
    Rohm Co., Ltd......................................  17,900    892,040
    Rohto Pharmaceutical Co., Ltd......................  11,000    176,490
    Ryohin Keikaku Co., Ltd............................   3,400    313,180
    Sankyo Co., Ltd....................................  10,000    473,029
    Sankyu, Inc........................................   7,000     26,355
#   Sanrio Co., Ltd....................................   5,500    202,307
    Santen Pharmaceutical Co., Ltd.....................  10,100    423,079
    Sapporo Holdings, Ltd..............................  31,000    117,173
    Sawai Pharmaceutical Co., Ltd......................   4,400    261,217
    SBI Holdings, Inc..................................  52,950    724,979
#   SCSK Corp..........................................   7,500    206,668
    Secom Co., Ltd.....................................  39,000  2,191,004
    Sega Sammy Holdings, Inc...........................  31,748    758,311
    Seiko Epson Corp...................................  26,700    693,359
    Seino Holdings Co., Ltd............................  35,000    330,479
    Sekisui Chemical Co., Ltd..........................  97,000  1,117,999
#   Sekisui House, Ltd................................. 124,560  1,717,979
    Senshu Ikeda Holdings, Inc.........................  34,820    155,269
    Seven & I Holdings Co., Ltd........................ 139,676  5,505,887
    Seven Bank, Ltd....................................  34,600    131,881
#*  Sharp Corp......................................... 237,000    803,953
    Shiga Bank, Ltd. (The).............................  47,000    229,545
#*  Shikoku Electric Power Co., Inc....................  24,200    349,225
    Shimadzu Corp......................................  55,000    488,114
    Shimamura Co., Ltd.................................   3,600    317,980
#   Shimano, Inc.......................................  12,800  1,140,321
    Shimizu Corp....................................... 118,000    636,069
#   Shin-Etsu Chemical Co., Ltd........................  80,800  4,473,489
    Shinsei Bank, Ltd.................................. 392,000    792,436
    Shionogi & Co., Ltd................................  51,800  1,055,299
    Shiseido Co., Ltd..................................  58,400    923,344

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Shizuoka Bank, Ltd. (The).......................... 130,000 $ 1,291,171
#   Showa Denko KK..................................... 283,000     383,994
#   Showa Shell Sekiyu KK..............................  30,000     285,494
    SKY Perfect JSAT Holdings, Inc.....................  29,300     150,858
    SMC Corp...........................................   9,900   2,479,486
    Softbank Corp...................................... 182,700  13,226,894
    Sohgo Security Services Co., Ltd...................  10,300     192,779
    Sojitz Corp........................................ 317,800     544,812
#   Sony Corp.......................................... 134,200   2,102,510
    Sony Corp. Sponsored ADR...........................  74,848   1,178,856
#   Sony Financial Holdings, Inc.......................  29,400     475,601
    Sotetsu Holdings, Inc..............................  73,000     262,613
#   Square Enix Holdings Co., Ltd......................   9,700     273,475
    Stanley Electric Co., Ltd..........................  25,000     564,787
    Start Today Co., Ltd...............................  10,500     232,811
#   Sugi Holdings Co., Ltd.............................   7,100     283,247
#*  Sumco Corp.........................................  16,700     127,763
    Sumitomo Bakelite Co., Ltd.........................  33,000     123,038
    Sumitomo Chemical Co., Ltd......................... 356,000   1,442,236
    Sumitomo Corp...................................... 235,900   2,939,391
    Sumitomo Electric Industries, Ltd.................. 152,400   2,393,588
    Sumitomo Forestry Co., Ltd.........................  21,600     232,789
    Sumitomo Heavy Industries, Ltd..................... 115,000     532,479
    Sumitomo Metal Mining Co., Ltd..................... 105,000   1,358,563
    Sumitomo Mitsui Financial Group, Inc............... 261,540  12,116,134
    Sumitomo Mitsui Trust Holdings, Inc................ 684,210   3,245,979
    Sumitomo Osaka Cement Co., Ltd.....................  51,000     190,686
    Sumitomo Realty & Development Co., Ltd.............  64,000   2,825,798
    Sumitomo Rubber Industries, Ltd....................  27,600     380,949
    Sundrug Co., Ltd...................................   3,600     150,917
    Suruga Bank, Ltd...................................  32,000     540,420
    Suzuken Co. Ltd/Aichi Japan........................  13,980     483,189
    Suzuki Motor Corp..................................  68,700   1,780,829
    Sysmex Corp........................................  10,900     599,939
    T&D Holdings, Inc.................................. 138,200   1,683,848
    Tadano, Ltd........................................  14,000     196,667
    Taiheiyo Cement Corp............................... 205,000     758,024
#   Taisei Corp........................................ 183,000     799,270
#   Taiyo Nippon Sanso Corp............................  50,000     345,940
#   Taiyo Yuden Co., Ltd...............................   6,500      78,176
    Takara Holdings, Inc...............................  23,000     185,494
    Takashimaya Co., Ltd...............................  60,000     556,282
    Takata Corp........................................   6,800     201,903
    Takeda Pharmaceutical Co., Ltd..................... 148,000   6,878,894
#   TDK Corp...........................................  24,000   1,082,915
    TDK Corp. Sponsored ADR............................   1,900      86,792
    Teijin, Ltd........................................ 175,000     393,859
    Terumo Corp........................................  26,800   1,244,523
    THK Co., Ltd.......................................  20,000     433,529
    Tobu Railway Co., Ltd.............................. 131,000     607,296
    Toho Co., Ltd......................................  18,200     374,153
#   Toho Gas Co., Ltd..................................  63,000     290,988
    Toho Holdings Co., Ltd.............................   7,100     124,871

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
#*  Tohoku Electric Power Co., Inc.....................  58,700 $   633,107
    Tokai Rika Co., Ltd................................   9,200     168,862
    Tokai Tokyo Financial Holdings, Inc................  42,100     367,580
    Tokio Marine Holdings, Inc......................... 138,400   4,041,027
    Tokio Marine Holdings, Inc. ADR....................   4,182     122,533
    Tokyo Broadcasting System Holdings, Inc............   8,300      99,109
*   Tokyo Electric Power Co., Inc...................... 194,600     883,161
    Tokyo Electron, Ltd................................  32,800   1,710,059
    Tokyo Gas Co., Ltd................................. 376,000   1,864,710
    Tokyo Tatemono Co., Ltd............................  88,039     816,823
    Tokyu Corp......................................... 165,000   1,023,148
*   Tokyu Fudosan Holdings Corp........................  80,000     686,232
#   TonenGeneral Sekiyu KK.............................  42,000     366,022
#   Toppan Printing Co., Ltd........................... 113,000     824,018
#   Toray Industries, Inc.............................. 278,000   1,815,189
    Toshiba Corp....................................... 739,000   3,072,161
    Toshiba TEC Corp...................................  25,000     165,819
    Tosoh Corp.........................................  94,000     400,800
    TOTO, Ltd..........................................  46,000     727,586
    Toyo Seikan Group Holdings, Ltd....................  34,700     615,506
    Toyo Suisan Kaisha, Ltd............................  16,000     504,186
    Toyobo Co., Ltd.................................... 192,000     340,882
    Toyoda Gosei Co., Ltd..............................  14,300     300,740
#   Toyota Boshoku Corp................................   9,300     105,908
    Toyota Motor Corp.................................. 324,100  18,544,875
    Toyota Motor Corp. Sponsored ADR...................  94,713  10,869,264
    Toyota Tsusho Corp.................................  58,081   1,361,870
#*  Trend Micro, Inc...................................  19,100     586,981
*   Trend Micro, Inc. Sponsored ADR....................     777      23,901
#   TS Tech Co., Ltd...................................   8,200     302,400
#   Tsumura & Co.......................................   9,000     221,940
    Tsuruha Holdings, Inc..............................   2,200     205,843
    Ube Industries, Ltd................................ 239,000     490,410
    Unicharm Corp......................................  20,400   1,108,320
    United Arrows, Ltd.................................     800      25,708
    UNY Group Holdings Co., Ltd........................  44,100     264,398
    Ushio, Inc.........................................  17,100     203,027
    USS Co., Ltd.......................................  43,100     588,817
    Wacoal Holdings Corp...............................  27,000     278,536
    West Japan Railway Co..............................  23,200     950,321
#   Yahoo Japan Corp................................... 278,300   1,571,081
#   Yakult Honsha Co., Ltd.............................  17,200     839,459
#   Yamada Denki Co., Ltd.............................. 236,800     812,785
#   Yamaguchi Financial Group, Inc.....................  48,000     437,305
    Yamaha Corp........................................  30,200     442,753
#   Yamaha Motor Co., Ltd..............................  50,100     661,762
#   Yamato Holdings Co., Ltd...........................  60,900   1,274,987
    Yamato Kogyo Co., Ltd..............................   7,600     224,945
#   Yamazaki Baking Co., Ltd...........................  24,000     258,377
    Yaskawa Electric Corp..............................  34,000     462,260
    Yokogawa Electric Corp.............................  36,100     559,147
    Yokohama Rubber Co., Ltd. (The)....................  35,000     311,676
#   Zensho Holdings Co., Ltd...........................   6,000      67,282

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
    Zeon Corp..........................................  27,000 $    261,847
                                                                ------------
TOTAL JAPAN............................................          521,668,641
                                                                ------------
NETHERLANDS -- (2.3%)
    Aegon NV(5927375).................................. 412,568    3,596,175
    Aegon NV(007924103)................................   6,356       55,107
    Akzo Nobel NV......................................  48,781    3,508,425
    Akzo Nobel NV Sponsored ADR........................   5,988      143,952
    ArcelorMittal(B03XPL1)............................. 153,265    2,531,539
#   Arcelormittal(B295F26).............................  83,680    1,379,046
    ASML Holding NV(B929F46)...........................  49,663    4,202,576
    ASML Holding NV(B908F01)...........................  16,254    1,375,576
    Delta Lloyd NV.....................................  21,049      540,765
    Fugro NV...........................................  15,891      831,006
#   Gemalto NV.........................................  14,531    1,637,756
    Heineken NV........................................  39,119    2,383,353
*   ING Groep NV....................................... 437,455    5,777,461
#*  ING Groep NV Sponsored ADR......................... 345,739    4,567,212
    Koninklijke Ahold NV............................... 226,414    3,768,721
    Koninklijke Ahold NV Sponsored ADR.................   8,320      138,778
    Koninklijke Boskalis Westminster NV................  19,203      920,785
    Koninklijke DSM NV.................................  30,458    2,016,160
*   Koninklijke KPN NV................................. 765,443    2,864,062
    Koninklijke Philips NV(5986622).................... 173,954    6,035,182
    Koninklijke Philips NV(500472303)..................  11,413      396,031
    Koninklijke Vopak NV...............................  14,503      797,093
    Randstad Holding NV................................  26,352    1,671,156
    Reed Elsevier NV...................................  78,428    1,617,466
    Reed Elsevier NV Sponsored ADR.....................  22,835      943,085
#*  Royal Imtech NV....................................  10,738       30,617
*   SBM Offshore NV....................................  31,251      603,062
    TNT Express NV.....................................  56,732      499,772
#   Unilever NV(904784709).............................  37,280    1,392,035
    Unilever NV(B12T3J1)............................... 242,733    9,056,796
    Wolters Kluwer NV..................................  71,671    1,977,404
#   Ziggo NV...........................................  28,044    1,217,947
                                                                ------------
TOTAL NETHERLANDS......................................           68,476,101
                                                                ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................ 202,570      597,075
#   Chorus, Ltd........................................  57,576       65,113
    Contact Energy, Ltd................................  65,243      271,856
    Fletcher Building, Ltd............................. 112,971      827,527
    Ryman Healthcare, Ltd..............................  27,430      175,185
    Sky Network Television, Ltd........................  23,000      107,254
    SKYCITY Entertainment Group, Ltd...................  28,225       88,343
    Telecom Corp. of New Zealand, Ltd.................. 315,209      597,778
    TrustPower, Ltd....................................   8,019       43,153

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

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NEW ZEALAND -- (Continued)
#*  Xero, Ltd..........................................   1,961 $    65,736
                                                                -----------
TOTAL NEW ZEALAND......................................           2,839,020
                                                                -----------
NORWAY -- (0.8%)
    Aker ASA Class A...................................   4,790     143,572
    Aker Solutions ASA.................................  24,377     374,402
*   Algeta ASA.........................................     364      20,879
*   Archer, Ltd........................................  31,266      26,947
    Cermaq ASA.........................................   3,001      30,602
#*  Det Norske Oljeselskap ASA.........................   9,362      94,838
    DNB ASA............................................ 199,568   3,389,118
*   DNO International ASA..............................  83,791     273,501
    Fred Olsen Energy ASA..............................   7,661     277,588
    Gjensidige Forsikring ASA..........................  34,121     655,821
    Golar LNG, Ltd.....................................   6,906     242,578
    Kongsberg Gruppen A.S..............................   6,143     125,849
    Marine Harvest ASA.................................  60,248     694,472
    Norsk Hydro ASA.................................... 254,382   1,157,295
#   Norsk Hydro ASA Sponsored ADR......................  11,200      51,408
    Orkla ASA.......................................... 149,735   1,165,624
    Petroleum Geo-Services ASA.........................  45,153     468,469
    Prosafe SE.........................................  36,219     241,645
    Schibsted ASA......................................  14,887     872,559
    Seadrill, Ltd.(B09RMQ1)............................  53,292   1,914,478
    Seadrill, Ltd.(B0HWHV8)............................  19,180     684,918
    SpareBank 1 SR Bank ASA............................   4,611      44,786
    Statoil ASA........................................ 178,091   4,220,873
    Statoil ASA Sponsored ADR..........................  38,709     917,790
    Stolt-Nielsen, Ltd.................................     900      26,589
*   Storebrand ASA..................................... 101,739     607,750
    Subsea 7 SA........................................  60,758   1,047,099
    Telenor ASA........................................ 131,589   2,737,542
#   TGS Nopec Geophysical Co. ASA......................  16,183     419,923
    Veripos, Inc.......................................   5,513      32,562
#   Yara International ASA.............................  38,653   1,596,272
                                                                -----------
TOTAL NORWAY...........................................          24,557,749
                                                                -----------
PORTUGAL -- (0.2%)
*   Banco Espirito Santo SA............................ 513,592     779,074
    EDP - Energias de Portugal SA...................... 355,905   1,336,146
*   EDP Renovaveis SA..................................  35,708     205,493
    Galp Energia SGPS SA...............................  54,721     846,003
    Jeronimo Martins SGPS SA...........................  35,510     607,114
    Portugal Telecom SGPS SA........................... 103,660     455,636
#   Portugal Telecom SGPS SA Sponsored ADR.............  20,300      88,305
                                                                -----------
TOTAL PORTUGAL.........................................           4,317,771
                                                                -----------
SINGAPORE -- (1.2%)
    Biosensors International Group, Ltd................ 152,000     102,706
    CapitaLand, Ltd.................................... 541,750   1,166,858
    City Developments, Ltd............................. 108,000     737,568
    ComfortDelGro Corp., Ltd........................... 395,000     596,959

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SINGAPORE -- (Continued)
#   Cosco Corp. Singapore, Ltd.........................   132,000 $    72,423
    DBS Group Holdings, Ltd............................   358,204   4,626,013
    Ezion Holdings, Ltd................................     1,000       1,760
    First Resources, Ltd...............................    91,000     141,979
    Genting Singapore P.L.C............................ 1,300,000   1,399,858
    Global Logistic Properties, Ltd....................   500,000   1,094,365
    Golden Agri-Resources, Ltd......................... 1,571,000     637,931
    Great Eastern Holdings, Ltd........................     6,000      82,447
    GuocoLand, Ltd.....................................    58,000     100,045
    Hongkong Land Holdings, Ltd........................   189,000   1,137,675
    Hutchison Port Holdings Trust......................   937,000     621,839
    Indofood Agri Resources, Ltd.......................    84,000      50,475
    Jardine Cycle & Carriage, Ltd......................    26,339     719,315
    Keppel Corp., Ltd..................................   278,600   2,268,813
    Keppel Land, Ltd...................................   141,000     348,242
    M1, Ltd............................................    88,000     231,343
#*  Neptune Orient Lines, Ltd..........................   153,000     120,945
    Noble Group, Ltd...................................   860,000     638,124
#   Olam International, Ltd............................   372,054     430,581
#   OUE, Ltd...........................................    44,000      81,773
#   Oversea-Chinese Banking Corp., Ltd.................   502,380   3,650,222
    SATS, Ltd..........................................   150,736     369,557
    SembCorp Industries, Ltd...........................   162,320     666,400
#   SembCorp Marine, Ltd...............................   165,000     524,136
    SIA Engineering Co., Ltd...........................    32,000     123,510
    Singapore Airlines, Ltd............................   116,400     873,596
    Singapore Exchange, Ltd............................   166,000     888,969
    Singapore Land, Ltd................................     4,000      24,703
    Singapore Post, Ltd................................   199,000     208,361
#   Singapore Press Holdings, Ltd......................   320,000   1,001,238
#   Singapore Technologies Engineering, Ltd............   282,000     835,228
    Singapore Telecommunications, Ltd.................. 1,527,650   4,214,505
#   SMRT Corp., Ltd....................................    59,000      52,906
    StarHub, Ltd.......................................   110,000     367,636
    Super Group, Ltd...................................    11,000      32,021
#   United Industrial Corp., Ltd.......................    96,000     220,213
    United Overseas Bank, Ltd..........................   247,941   3,877,003
    UOL Group, Ltd.....................................   124,000     567,901
    Venture Corp., Ltd.................................    48,000     278,077
    Wilmar International, Ltd..........................   382,000     932,798
                                                                  -----------
TOTAL SINGAPORE........................................            37,119,017
                                                                  -----------
SPAIN -- (2.9%)
    Abertis Infraestructuras SA........................    71,371   1,592,661
#   Acciona SA.........................................     7,527     498,746
#   Acerinox SA........................................    23,737     308,219
    ACS Actividades de Construccion y Servicios SA.....    26,945     945,730
    Amadeus IT Holding SA Class A......................    69,597   2,753,114
    Banco Bilbao Vizcaya Argentaria SA.................   610,994   7,288,416
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   530,509   6,318,362
    Banco de Sabadell SA...............................   760,050   2,242,344
    Banco Popular Espanol SA...........................   304,287   2,087,255
    Banco Santander SA................................. 1,305,863  11,234,582

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Banco Santander SA Sponsored ADR................... 960,857 $ 8,301,806
*   Bankia SA.......................................... 675,226   1,163,566
    Bankinter SA....................................... 124,007     925,997
    CaixaBank SA....................................... 375,958   2,304,144
    Distribuidora Internacional de Alimentacion SA.....  95,502     784,762
    Ebro Foods SA......................................  16,941     375,007
    Enagas SA..........................................  33,110     905,094
    Ferrovial SA.......................................  73,461   1,409,556
#*  Fomento de Construcciones y Contratas SA...........   7,734     206,920
    Gas Natural SDG SA.................................  66,529   1,644,169
    Grifols SA.........................................  26,263   1,360,064
    Iberdrola SA(B288C92).............................. 979,284   6,030,083
    Iberdrola SA(BJ05N64)..............................  27,202     167,918
    Inditex SA.........................................  41,373   6,161,855
    Indra Sistemas SA..................................  13,729     243,066
    Mapfre SA.......................................... 126,017     519,648
*   Mediaset Espana Comunicacion SA....................  31,341     385,979
    Obrascon Huarte Lain SA............................   5,256     221,653
    Prosegur Cia de Seguridad SA.......................  26,700     160,483
    Red Electrica Corp. SA.............................  22,297   1,559,380
    Repsol SA..........................................  98,265   2,296,627
    Repsol SA Sponsored ADR............................  81,084   1,903,041
*   Sacyr SA...........................................  32,707     166,521
    Telefonica SA...................................... 403,646   6,216,698
#   Telefonica SA Sponsored ADR........................ 370,982   5,698,284
    Zardoya Otis SA....................................  30,859     517,812
                                                                -----------
TOTAL SPAIN............................................          86,899,562
                                                                -----------
SWEDEN -- (2.7%)
    Alfa Laval AB......................................  60,909   1,475,705
    Assa Abloy AB Class B..............................  67,110   3,341,381
    Atlas Copco AB Class A............................. 125,438   3,398,807
    Atlas Copco AB Class B.............................  71,432   1,783,033
    Boliden AB.........................................  65,722     996,504
    Electrolux AB Series B.............................  46,322     982,274
#   Elekta AB Class B..................................  68,768   1,001,096
    Getinge AB Class B.................................  39,292   1,349,017
    Hennes & Mauritz AB Class B........................ 182,899   7,864,560
    Hexagon AB Class B.................................  49,033   1,553,178
    Husqvarna AB Class A...............................  12,600      72,715
    Husqvarna AB Class B...............................  78,695     455,945
*   ICA Gruppen AB.....................................  16,276     501,049
*   Lundin Petroleum AB................................  36,534     631,894
    Meda AB Class A....................................  49,832     605,666
    Millicom International Cellular SA.................  11,079   1,076,790
    Modern Times Group AB Class B......................   6,579     296,508
    NCC AB Class B.....................................   2,952      94,201
    Nordea Bank AB..................................... 636,373   8,491,763
    Ratos AB Class B...................................  34,998     322,618
    Sandvik AB......................................... 209,523   2,931,191
    Scania AB Class B..................................  60,716   1,240,509
    Securitas AB Class B...............................  68,256     708,414
    Skandinaviska Enskilda Banken AB Class A........... 321,475   4,142,103

                                      364

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Skanska AB Class B.................................  74,934 $ 1,475,333
    SKF AB Class B.....................................  71,134   1,882,528
#   SSAB AB Class A....................................  34,790     277,384
#   SSAB AB Class B....................................  10,905      77,103
    Svenska Cellulosa AB Class A.......................   5,862     166,136
    Svenska Cellulosa AB Class B....................... 116,858   3,322,901
    Svenska Handelsbanken AB Class A................... 105,273   4,995,415
    Swedbank AB Class A................................ 188,752   4,925,414
    Swedish Match AB...................................  35,652   1,043,291
    Tele2 AB Class B...................................  79,737     876,874
    Telefonaktiebolaget LM Ericsson Class A............  14,581     169,128
    Telefonaktiebolaget LM Ericsson Class B............ 568,712   6,963,798
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  44,578     547,864
    TeliaSonera AB..................................... 478,966   3,547,248
    Trelleborg AB Class B..............................  54,944   1,095,231
    Volvo AB Class A...................................  79,048   1,042,512
    Volvo AB Class B................................... 268,370   3,548,369
    Volvo AB Sponsored ADR.............................  14,500     191,400
                                                                -----------
TOTAL SWEDEN...........................................          81,464,850
                                                                -----------
SWITZERLAND -- (7.6%)
    ABB, Ltd........................................... 268,780   6,685,450
#   ABB, Ltd. Sponsored ADR............................ 175,582   4,361,457
    Actelion, Ltd......................................  19,646   1,844,541
    Adecco SA..........................................  30,064   2,361,423
    Alpiq Holding AG...................................     365      50,385
    Aryzta AG..........................................  21,192   1,665,265
    Baloise Holding AG.................................  12,700   1,517,057
    Banque Cantonale Vaudoise..........................     538     292,454
    Barry Callebaut AG.................................     586     693,620
    Basler Kantonalbank................................   1,000      83,542
    Cie Financiere Richemont SA........................  99,748   9,227,184
    Clariant AG........................................  87,310   1,645,062
    Credit Suisse Group AG............................. 232,335   7,000,471
    Credit Suisse Group AG Sponsored ADR...............  71,274   2,148,911
    DKSH Holding AG....................................   4,835     328,980
*   Dufry AG...........................................   5,134     804,113
    EMS-Chemie Holding AG..............................   1,411     485,689
    Galenica AG........................................     890     847,716
    Geberit AG.........................................   6,514   1,888,297
    Givaudan SA........................................   1,737   2,568,535
    Holcim, Ltd........................................  52,910   3,840,337
    Julius Baer Group, Ltd.............................  54,473   2,640,868
    Kuehne + Nagel International AG....................  10,272   1,363,614
    Lindt & Spruengli AG...............................      22   1,179,417
    Lonza Group AG.....................................   8,012     803,655
    Nestle SA.......................................... 617,214  44,730,300
    Novartis AG........................................ 286,619  22,654,601
    Novartis AG ADR.................................... 164,130  12,977,759
    OC Oerlikon Corp. AG...............................  29,010     456,389
    Partners Group Holding AG..........................   3,063     725,396
    PSP Swiss Property AG..............................   2,517     216,532
    Roche Holding AG(7108918)..........................   4,778   1,312,629

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                       --------- ------------
SWITZERLAND -- (Continued)
    Roche Holding AG(7110388).........................   134,619 $ 36,934,817
    Schindler Holding AG..............................     2,881      422,951
    SGS SA............................................     1,019    2,304,055
    Sika AG...........................................       457    1,503,917
    Sonova Holding AG.................................     9,165    1,258,712
    Sulzer AG.........................................     6,198      933,260
    Swatch Group AG (The)(7184725)....................     6,509    3,868,463
    Swatch Group AG (The)(7184736)....................     7,914      810,410
    Swiss Life Holding AG.............................     7,517    1,617,873
    Swiss Re AG.......................................    80,180    6,919,618
    Swisscom AG.......................................     4,607    2,530,713
    Syngenta AG.......................................     9,508    3,361,378
    Syngenta AG ADR...................................    37,300    2,641,959
    UBS AG(B18YFJ4)...................................   640,816   12,710,124
    UBS AG(H89231338).................................   124,245    2,468,748
    Zurich Insurance Group AG.........................    32,332    9,374,364
                                                                 ------------
TOTAL SWITZERLAND.....................................            229,063,011
                                                                 ------------
UNITED KINGDOM -- (18.3%)
    Aberdeen Asset Management P.L.C...................   227,927    1,461,918
    Admiral Group P.L.C...............................    30,710      728,408
    Aggreko P.L.C.....................................    61,582    1,562,261
    AMEC P.L.C........................................    63,105    1,066,735
    Anglo American P.L.C..............................   327,124    7,713,249
    Antofagasta P.L.C.................................    81,738    1,136,428
    ARM Holdings P.L.C................................   157,970    2,411,487
    ARM Holdings P.L.C. Sponsored ADR.................    34,545    1,591,488
#   Ashmore Group P.L.C...............................    41,357      220,941
    Ashtead Group P.L.C...............................   102,705    1,330,658
    Associated British Foods P.L.C....................    74,044    3,299,740
    AstraZeneca P.L.C.................................   135,231    8,575,552
#   AstraZeneca P.L.C. Sponsored ADR..................   112,849    7,165,911
    Aviva P.L.C.......................................   751,624    5,498,457
#   Aviva P.L.C. Sponsored ADR........................     5,348       78,776
    Babcock International Group P.L.C.................    75,422    1,721,415
    BAE Systems P.L.C.................................   691,906    4,881,313
    Balfour Beatty P.L.C..............................    42,765      204,662
    Barclays P.L.C....................................   937,372    4,184,662
#   Barclays P.L.C. Sponsored ADR.....................   551,129    9,865,209
    Barratt Developments P.L.C........................    99,172      616,558
    Berkeley Group Holdings P.L.C.....................     1,722       73,073
    BG Group P.L.C....................................   637,847   10,720,880
    BG Group P.L.C. Sponsored ADR.....................    56,914      956,724
    BHP Billiton P.L.C................................   127,971    3,767,284
#   BHP Billiton P.L.C. ADR...........................   126,062    7,432,616
    BP P.L.C..........................................   474,640    3,719,777
    BP P.L.C. Sponsored ADR...........................   601,873   28,221,825
    British American Tobacco P.L.C....................   285,586   13,627,504
#   British American Tobacco P.L.C. Sponsored ADR.....    33,301    3,196,563
    British Sky Broadcasting Group P.L.C..............   183,957    2,651,692
    British Sky Broadcasting Group P.L.C. Sponsored
      ADR.............................................       647       37,623
    BT Group P.L.C.................................... 1,129,438    7,112,155
    BT Group P.L.C. Sponsored ADR.....................    35,602    2,244,706

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LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Bunzl P.L.C........................................    61,814 $ 1,408,113
    Burberry Group P.L.C...............................    83,559   1,983,959
*   Cairn Energy P.L.C.................................    99,844     354,077
    Capita P.L.C.......................................   120,049   1,937,043
    Carnival P.L.C.....................................    33,012   1,353,229
#   Carnival P.L.C. ADR................................    19,088     778,981
    Centrica P.L.C.....................................   919,203   4,694,415
    Cobham P.L.C.......................................   148,789     717,894
    Coca-Cola HBC AG...................................     8,073     213,831
    Coca-Cola HBC AG ADR...............................    27,952     737,933
    Compass Group P.L.C................................   350,889   5,244,154
    Croda International P.L.C..........................    24,141     954,958
    Diageo P.L.C.......................................   160,103   4,748,042
#   Diageo P.L.C. Sponsored ADR........................    84,093  10,095,365
    easyJet P.L.C......................................    29,636     800,459
*   Essar Energy P.L.C.................................    36,918      35,133
*   Evraz P.L.C........................................    51,040      71,265
    Experian P.L.C.....................................   189,296   3,231,188
    Ferrexpo P.L.C.....................................     3,692       9,194
    Fresnillo P.L.C....................................    28,370     354,320
    G4S P.L.C..........................................   368,934   1,444,075
    GKN P.L.C..........................................   386,047   2,497,678
    GlaxoSmithKline P.L.C..............................   528,451  13,583,382
#   GlaxoSmithKline P.L.C. Sponsored ADR...............   208,422  10,742,070
    Glencore Xstrata P.L.C............................. 1,700,077   8,963,589
    Hargreaves Lansdown P.L.C..........................    36,360     886,876
    HSBC Holdings P.L.C................................ 1,640,666  16,836,082
    HSBC Holdings P.L.C. Sponsored ADR.................   444,675  22,896,315
    ICAP P.L.C.........................................   101,460     643,695
    IMI P.L.C..........................................    57,408   1,408,762
    Imperial Tobacco Group P.L.C.......................   137,568   5,020,148
#   Imperial Tobacco Group P.L.C. ADR..................    19,700   1,447,556
    Informa P.L.C......................................   111,055     942,731
    Inmarsat P.L.C.....................................    36,824     423,037
    InterContinental Hotels Group P.L.C................    46,039   1,488,423
*   International Consolidated Airlines Group SA.......   229,324   1,569,754
    Intertek Group P.L.C...............................    32,100   1,492,447
    Investec P.L.C.....................................   143,706     924,233
    ITV P.L.C..........................................   729,378   2,353,630
    J Sainsbury P.L.C..................................   302,996   1,715,974
    John Wood Group P.L.C..............................    72,050     758,745
    Johnson Matthey P.L.C..............................    45,739   2,424,485
#   Kazakhmys P.L.C....................................    51,525     150,356
    Kingfisher P.L.C...................................   529,673   3,211,544
    Legal & General Group P.L.C........................ 1,154,884   4,078,745
*   Lloyds Banking Group P.L.C......................... 6,055,390   8,257,981
#*  Lloyds Banking Group P.L.C. ADR....................   819,492   4,490,816
    London Stock Exchange Group P.L.C..................    35,290   1,065,059
*   Lonmin P.L.C.......................................    41,655     209,272
    Man Group P.L.C....................................   323,056     432,556
    Marks & Spencer Group P.L.C........................   335,319   2,591,206
    Meggitt P.L.C......................................   163,609   1,387,135
    Melrose Industries P.L.C...........................   268,086   1,361,665

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

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Mondi P.L.C........................................    85,925 $ 1,300,259
    National Grid P.L.C................................   298,564   3,864,788
#   National Grid P.L.C. Sponsored ADR.................    64,610   4,185,435
    Next P.L.C.........................................    29,920   3,068,809
    Old Mutual P.L.C................................... 1,261,202   3,569,071
    Pearson P.L.C......................................   111,757   2,041,811
    Pearson P.L.C. Sponsored ADR.......................    47,347     865,977
    Pennon Group P.L.C.................................    63,747     720,189
    Persimmon P.L.C....................................    71,301   1,536,331
    Petrofac, Ltd......................................    59,514   1,127,331
    Prudential P.L.C...................................   357,167   7,189,824
#   Prudential P.L.C. ADR..............................    67,278   2,715,340
    Randgold Resources, Ltd............................    14,107     969,697
    Reckitt Benckiser Group P.L.C......................   127,159   9,520,728
    Reed Elsevier P.L.C................................   119,988   1,747,734
#   Reed Elsevier P.L.C. Sponsored ADR.................    21,368   1,249,601
    Resolution, Ltd....................................   369,072   2,113,073
    Rexam P.L.C........................................   173,402   1,403,056
    Rio Tinto P.L.C....................................   150,148   7,986,127
#   Rio Tinto P.L.C. Sponsored ADR.....................   106,931   5,683,383
    Rolls-Royce Holdings P.L.C.........................   362,040   7,051,395
*   Royal Bank of Scotland Group P.L.C.................   390,043   2,172,884
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..    25,196     280,431
#   Royal Dutch Shell P.L.C. ADR(780259107)............   392,289  28,570,408
    Royal Dutch Shell P.L.C. ADR(780259206)............    61,411   4,243,500
    Royal Dutch Shell P.L.C. Class A(B03MLX2)..........     8,753     303,218
    Royal Dutch Shell P.L.C. Class A(B09CBL4)..........    44,939   1,552,071
    Royal Dutch Shell P.L.C. Class B...................   201,142   7,357,200
    RSA Insurance Group P.L.C..........................   845,363   1,346,472
    SABMiller P.L.C....................................   177,232   7,963,104
    Sage Group P.L.C. (The)............................   285,315   1,913,268
    Schroders P.L.C.(0239581)..........................    10,724     336,480
    Schroders P.L.C.(0240549)..........................    23,137     936,472
    Serco Group P.L.C..................................    86,339     619,035
    Severn Trent P.L.C.................................    37,231   1,054,592
    Shire P.L.C........................................    44,785   2,235,059
    Shire P.L.C. ADR...................................    18,687   2,795,949
    Smith & Nephew P.L.C...............................   138,654   1,994,518
#   Smith & Nephew P.L.C. Sponsored ADR................     8,712     629,355
    Smiths Group P.L.C.................................    92,558   2,182,804
*   Sports Direct International P.L.C..................    45,572     510,710
    SSE P.L.C..........................................   185,068   3,970,441
    St James's Place P.L.C.............................    43,001     543,088
    Standard Chartered P.L.C...........................   439,931   8,941,133
    Standard Life P.L.C................................   469,495   2,813,079
    Tate & Lyle P.L.C..................................    98,727   1,227,835
    Taylor Wimpey P.L.C................................   797,030   1,466,920
    Tesco P.L.C........................................ 1,584,008   8,323,897
    Travis Perkins P.L.C...............................    59,354   1,693,563
    TUI Travel P.L.C...................................    83,647     584,287
    Tullow Oil P.L.C...................................   145,530   1,883,911
    Unilever P.L.C.....................................    86,045   3,302,404
#   Unilever P.L.C. Sponsored ADR......................   159,267   6,149,299

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                      SHARES       VALUE++
                                                    ----------- --------------
UNITED KINGDOM -- (Continued)
      United Utilities Group P.L.C.................     104,240 $    1,225,064
      United Utilities Group P.L.C. ADR............       5,177        122,177
#     Vedanta Resources P.L.C......................      26,516        350,514
      Vodafone Group P.L.C.........................   3,420,787     12,676,464
      Vodafone Group P.L.C. Sponsored ADR..........     614,634     22,778,336
      Weir Group P.L.C. (The)......................      50,642      1,741,152
      Whitbread P.L.C..............................      35,051      2,158,285
      William Hill P.L.C...........................     177,809        970,529
      WM Morrison Supermarkets P.L.C...............     507,052      1,998,141
      Wolseley P.L.C...............................      51,125      2,751,395
#     Wolseley P.L.C. ADR..........................      17,864         96,468
      WPP P.L.C....................................     184,119      3,857,744
      WPP P.L.C. Sponsored ADR.....................      14,574      1,528,375
                                                                --------------
TOTAL UNITED KINGDOM...............................                548,563,815
                                                                --------------
TOTAL COMMON STOCKS................................              2,757,161,571
                                                                --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE.................      19,267      1,879,701
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Raiffeisen Bank International Rights.........       8,039             --
                                                                --------------
FRANCE -- (0.0%)
*     Groupe Fnac..................................           3             10
                                                                --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA.........................................      26,945         15,336
*     Banco Popular Espanol SA Rights..............     304,287         16,826
*     Banco Santander SA Rights....................   1,305,824        262,536
                                                                --------------
TOTAL SPAIN........................................                    294,698
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                    294,708
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@  DFA Short Term Investment Fund...............  20,656,871    239,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $923,134 GNMA 3.50%,
        09/20/42, valued at $829,736) to be
        repurchased at $813,468.................... $       813        813,467
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                239,813,467
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,431,774,169)^^..........................             $2,999,149,447
                                                                ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  7,082,671 $  174,261,894   --    $  181,344,565
   Austria..................       41,916      7,593,373   --         7,635,289
   Belgium..................    3,296,842     26,352,531   --        29,649,373
   Canada...................  250,065,110             --   --       250,065,110
   Denmark..................    4,623,737     32,111,214   --        36,734,951
   Finland..................    1,813,830     22,156,836   --        23,970,666
   France...................   17,918,897    229,125,747   --       247,044,644
   Germany..................   31,403,118    191,014,481   --       222,417,599
   Greece...................           --        104,452   --           104,452
   Hong Kong................    1,438,432     73,403,327   --        74,841,759
   Ireland..................    1,867,223      6,631,599   --         8,498,822
   Israel...................    6,744,972      5,781,410   --        12,526,382
   Italy....................    5,974,144     51,384,278   --        57,358,422
   Japan....................   40,195,176    481,473,465   --       521,668,641
   Netherlands..............   10,390,822     58,085,279   --        68,476,101
   New Zealand..............           --      2,839,020   --         2,839,020
   Norway...................    1,654,116     22,903,633   --        24,557,749
   Portugal.................       88,305      4,229,466   --         4,317,771
   Singapore................           --     37,119,017   --        37,119,017
   Spain....................   22,221,493     64,678,069   --        86,899,562
   Sweden...................      739,264     80,725,586   --        81,464,850
   Switzerland..............   24,598,834    204,464,177   --       229,063,011
   United Kingdom...........  193,874,511    354,689,304   --       548,563,815
Preferred Stocks
   Germany..................           --      1,879,701   --         1,879,701
Rights/Warrants
   Austria..................           --             --   --                --
   France...................           --             10   --                10
   Spain....................           --        294,698   --           294,698
Securities Lending
  Collateral................           --    239,813,467   --       239,813,467
                             ------------ --------------   --    --------------
TOTAL....................... $626,033,413 $2,373,116,034   --    $2,999,149,447
                             ============ ==============   ==    ==============

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (90.6%)
AUSTRALIA -- (5.3%)
#   Acrux, Ltd.........................................    51,372 $   103,700
    Adelaide Brighton, Ltd.............................   661,467   2,189,029
*   Aditya Birla Minerals, Ltd.........................   222,001      65,027
*   AED Oil, Ltd.......................................   237,059          --
    AGL Energy, Ltd....................................   164,049   2,183,140
    Ainsworth Game Technology, Ltd.....................    17,120      63,289
*   AJ Lucas Group, Ltd................................    37,498      38,628
*   Alcyone Resources, Ltd.............................   103,559          91
*   Alkane Resources, Ltd..............................    94,116      35,261
#   ALS Ltd/Queensland.................................   238,499   1,665,466
#   Altium, Ltd........................................     4,383       9,665
*   Alumina, Ltd....................................... 3,014,907   3,343,740
#*  Alumina, Ltd. Sponsored ADR........................   468,068   2,045,457
    Amalgamated Holdings, Ltd..........................   156,536   1,111,175
#   Amcom Telecommunications, Ltd......................   205,960     357,906
    Amcor, Ltd.........................................   593,038   5,562,880
#   Amcor, Ltd. Sponsored ADR..........................    30,507   1,147,063
    AMP, Ltd........................................... 2,348,547   8,766,268
#   Ansell, Ltd........................................   134,973   2,262,533
*   Antares Energy, Ltd................................   238,797     107,626
    AP Eagers, Ltd.....................................    56,377     257,198
    APA Group..........................................   555,444   2,910,250
#*  APN News & Media, Ltd..............................   652,469     268,960
#*  Aquarius Platinum, Ltd.............................   299,539     198,953
#*  Aquila Resources, Ltd..............................    96,590     204,769
#   ARB Corp., Ltd.....................................    43,424     419,001
    Aristocrat Leisure, Ltd............................   337,796   1,345,261
    Arrium, Ltd........................................ 2,662,441   3,619,662
    Asciano, Ltd....................................... 1,131,961   5,555,516
*   ASG Group, Ltd.....................................   144,688      59,337
    ASX, Ltd...........................................   165,881   5,165,745
*   Atlantic, Ltd......................................    34,067       5,048
#   Atlas Iron, Ltd.................................... 1,941,212   1,702,464
    Aurizon Holdings, Ltd..............................   567,670   2,441,203
*   Aurora Oil & Gas, Ltd..............................   412,950     987,394
#   Ausdrill, Ltd......................................   512,471     403,180
#   Ausenco, Ltd.......................................   234,794     143,368
*   Austal, Ltd........................................   196,775     146,188
#   Austbrokers Holdings, Ltd..........................    28,641     283,136
#   Austin Engineering, Ltd............................    51,043     158,694
    Australia & New Zealand Banking Group, Ltd......... 1,269,823  33,447,449
#*  Australian Agricultural Co., Ltd...................   615,088     638,316
    Australian Infrastructure Fund.....................   602,974       3,691
    Australian Pharmaceutical Industries, Ltd..........   476,014     247,749
    Automotive Holdings Group, Ltd.....................   352,414   1,155,512
    Aveo Group.........................................   400,583     745,345
*   AVJennings, Ltd....................................   200,265     102,406
*   AWE, Ltd...........................................   949,174   1,076,736
#   Bank of Queensland, Ltd............................   581,761   5,801,624
#   BC Iron, Ltd.......................................    88,058     396,853
    Beach Energy, Ltd.................................. 2,513,436   3,131,436

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
*   Beadell Resources, Ltd.............................    60,402 $    37,192
    Bendigo and Adelaide Bank, Ltd.....................   804,381   8,163,214
#   Bentham IMF, Ltd...................................    74,143     115,674
    BHP Billiton, Ltd..................................   249,603   7,971,140
#   BHP Billiton, Ltd. Sponsored ADR...................   195,277  12,487,964
#*  Billabong International, Ltd.......................   524,825     276,274
*   Bionomics, Ltd.....................................    19,472      12,285
    Blackmores, Ltd....................................     3,985      76,245
#*  Blackthorn Resources, Ltd..........................    59,877      12,476
*   BlueScope Steel, Ltd............................... 1,080,710   5,105,298
#   Boart Longyear, Ltd................................   770,525     316,771
*   Boom Logistics, Ltd................................   320,214      50,531
#   Boral, Ltd......................................... 1,517,072   6,300,762
#   Bradken, Ltd.......................................   360,824   1,577,946
    Brambles, Ltd......................................   430,570   3,394,023
#   Breville Group, Ltd................................    66,703     474,466
    Brickworks, Ltd....................................    45,429     564,379
    BT Investment Management, Ltd......................    71,588     381,895
#   Cabcharge Australia, Ltd...........................   212,282     711,165
    Caltex Australia, Ltd..............................   191,361   3,240,191
#   Cardno, Ltd........................................   228,192   1,278,303
*   Carnarvon Petroleum, Ltd...........................   856,412      44,864
    carsales.com, Ltd..................................   150,005   1,183,704
#   Cash Converters International, Ltd.................   482,381     367,984
    Cedar Woods Properties, Ltd........................     6,943      45,499
*   Centrebet International, Ltd. Claim Units..........    22,005          --
    Challenger, Ltd....................................   491,725   2,578,175
*   ChemGenex Pharmaceuticals, Ltd.....................     6,842          --
*   Citigold Corp., Ltd................................   806,483      35,209
*   Clinuvel Pharmaceuticals, Ltd......................    13,426      16,708
#*  Coal of Africa, Ltd................................   400,214      44,909
#   Coca-Cola Amatil, Ltd..............................   146,782   1,500,855
#   Cochlear, Ltd......................................    28,039   1,403,925
*   Cockatoo Coal, Ltd................................. 2,245,523      67,551
    Codan, Ltd.........................................    44,929      37,577
*   Coffey International, Ltd..........................   136,278      28,032
#   Commonwealth Bank of Australia.....................   322,877  20,963,243
*   Compass Resources, Ltd.............................    18,720          --
    Computershare, Ltd.................................   124,641   1,217,729
    Coventry Group, Ltd................................    13,156      33,154
    Credit Corp. Group, Ltd............................    45,692     378,770
    Crowe Horwath Australasia, Ltd.....................   240,888      53,716
    Crown Resorts, Ltd.................................   246,785   3,601,775
#   CSG, Ltd...........................................    86,778      70,807
    CSL, Ltd...........................................    67,737   4,169,344
    CSR, Ltd...........................................   984,393   2,518,292
#*  Cudeco, Ltd........................................    11,262      14,362
*   Cue Energy Resources, Ltd..........................   287,579      34,062
#   Data#3, Ltd........................................    39,367      30,870
#   David Jones, Ltd................................... 1,063,961   2,782,960
#   Decmil Group, Ltd..................................   232,257     397,170
*   Deep Yellow, Ltd...................................   403,728       8,085
*   Devine, Ltd........................................   109,847      79,057

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
#   Domino's Pizza Enterprises, Ltd....................    13,047 $  184,915
    Downer EDI, Ltd....................................   875,959  3,773,662
#*  Drillsearch Energy, Ltd............................   473,198    597,855
    DUET Group.........................................     7,473     13,631
    DuluxGroup, Ltd....................................   283,063  1,325,950
#   DWS, Ltd...........................................    57,318     67,213
    Echo Entertainment Group, Ltd...................... 1,373,810  2,838,907
#*  Elders, Ltd........................................   974,226    106,370
    Emeco Holdings, Ltd................................ 1,092,630    249,299
#*  Energy Resources of Australia, Ltd.................   240,348    265,680
#*  Energy World Corp., Ltd............................ 1,142,002    363,807
    Envestra, Ltd...................................... 1,112,896  1,110,885
    Equity Trustees, Ltd...............................     1,198     22,691
*   Eservglobal, Ltd...................................    76,359     59,866
    Euroz, Ltd.........................................    64,770     68,469
#   Evolution Mining, Ltd..............................   366,512    200,584
#   Fairfax Media, Ltd................................. 3,837,670  2,244,625
#   Fantastic Holdings, Ltd............................       975      1,707
#*  FAR, Ltd........................................... 2,438,534     82,969
    Finbar Group, Ltd..................................     2,330      3,263
#   Fleetwood Corp., Ltd...............................    83,044    209,178
#   Flight Centre Travel Group, Ltd....................    50,197  2,080,248
*   Flinders Mines, Ltd................................   382,101     10,319
*   Focus Minerals, Ltd................................ 5,795,439     56,526
#   Forge Group, Ltd...................................    76,644     48,052
#   Fortescue Metals Group, Ltd........................   397,547  1,844,003
    Funtastic, Ltd.....................................   204,519     28,652
    G8 Education, Ltd..................................    44,464    126,409
*   Geodynamics, Ltd...................................    62,596      4,167
    Goodman Fielder, Ltd............................... 3,476,238  2,070,819
    GrainCorp, Ltd. Class A............................   316,385  2,102,131
#   Grange Resources, Ltd..............................   460,396    108,614
*   Gryphon Minerals, Ltd..............................   427,238     65,834
#   GUD Holdings, Ltd..................................   141,956    779,317
*   Gujarat NRE Coking Coal, Ltd.......................    46,225      3,236
#*  Gunns, Ltd......................................... 1,359,648         --
#   GWA Group, Ltd.....................................   483,681  1,267,691
#   Harvey Norman Holdings, Ltd........................ 1,057,594  2,770,327
    HFA Holdings, Ltd..................................   133,879    112,374
*   Highlands Pacific, Ltd.............................   114,695      7,076
    Hills Holdings, Ltd................................   298,478    457,491
#*  Horizon Oil, Ltd................................... 1,463,538    428,557
*   Icon Energy, Ltd...................................   357,233     45,208
#   iiNET, Ltd.........................................   180,585  1,063,446
#   Iluka Resources, Ltd...............................   389,505  2,973,576
#   Imdex, Ltd.........................................   336,336    194,033
#   Incitec Pivot, Ltd................................. 2,835,458  7,082,857
    Independence Group NL..............................   461,547  1,326,017
*   Indophil Resources NL..............................   172,218     23,306
#*  Infigen Energy.....................................   693,403    143,471
    Infomedia, Ltd.....................................    80,383     44,615
    Insurance Australia Group, Ltd..................... 1,836,210  8,795,221
    Integrated Research, Ltd...........................    42,144     43,158

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   Invocare, Ltd......................................    75,840 $   696,829
    IOOF Holdings, Ltd.................................   323,805   2,495,392
    Iress, Ltd.........................................   107,870     848,739
    James Hardie Industries P.L.C......................   222,279   2,512,346
#   James Hardie Industries P.L.C. Sponsored ADR.......     8,092     453,395
#   JB Hi-Fi, Ltd......................................    87,701   1,380,539
*   Kagara, Ltd........................................   743,096      14,957
*   Kangaroo Resources, Ltd............................   157,028       1,647
#   Kingsgate Consolidated, Ltd........................   202,693     193,535
*   Kingsrose Mining, Ltd..............................    76,233      25,083
*   Lednium, Ltd.......................................    21,998          --
#   Leighton Holdings, Ltd.............................   120,878   1,737,275
    Lend Lease Group...................................   631,654   5,818,601
*   Linc Energy, Ltd.(B12CM37).........................   542,529     437,747
#*  Linc Energy, Ltd.(BHB1P05).........................         6           6
*   Lonestar Resources, Ltd............................   234,309      43,099
    Lycopodium, Ltd....................................     6,626      25,649
#   M2 Group, Ltd......................................   109,676     593,700
    MACA, Ltd..........................................    57,876     128,574
*   Macmahon Holdings, Ltd............................. 1,841,800     217,959
    Macquarie Atlas Roads Group........................   168,964     417,174
    Macquarie Group, Ltd...............................   310,287  14,637,563
*   Marion Energy, Ltd.................................   119,950         105
*   Matrix Composites & Engineering, Ltd...............    24,634      23,664
    MaxiTRANS Industries, Ltd..........................   182,505     202,894
#*  Mayne Pharma Group, Ltd............................   105,045      67,699
    McPherson's, Ltd...................................    69,593      81,497
*   Medusa Mining, Ltd.................................   128,654     213,445
#   Melbourne IT, Ltd..................................   123,857     152,827
    Mermaid Marine Australia, Ltd......................   339,286     869,284
*   Metals X, Ltd......................................   522,805      88,981
#   Metcash, Ltd....................................... 1,410,792   3,722,923
    Mincor Resources NL................................   321,552     162,981
*   Mineral Deposits, Ltd..............................   137,059     269,676
    Mineral Resources, Ltd.............................   243,475   2,397,526
*   Molopo Energy, Ltd.................................    57,352      10,300
#   Monadelphous Group, Ltd............................    71,440     996,750
    Mortgage Choice, Ltd...............................    98,654     251,375
    Mount Gibson Iron, Ltd............................. 1,289,693   1,181,188
#   Myer Holdings, Ltd................................. 1,153,096   2,549,938
*   Nanosonics, Ltd....................................    11,184       8,615
    National Australia Bank, Ltd....................... 1,411,027  41,020,804
*   Navigator Resources, Ltd...........................       296          49
#   Navitas, Ltd.......................................   160,595     950,386
#*  Neon Energy, Ltd...................................   639,154      22,967
#   New Hope Corp., Ltd................................   331,438   1,014,667
    Newcrest Mining, Ltd...............................   577,907   4,766,691
#*  Newsat, Ltd........................................    27,533      11,211
*   Nexus Energy, Ltd.................................. 1,749,892      90,292
#   NIB Holdings, Ltd..................................   543,089   1,201,945
    Nick Scali, Ltd....................................    25,854      65,586
#*  Nido Petroleum, Ltd................................ 1,055,002      28,681
*   Northern Iron, Ltd.................................    51,752       7,652

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Northern Star Resources, Ltd.......................   333,051 $   250,648
#   NRW Holdings, Ltd..................................   526,057     577,046
#   Nufarm, Ltd........................................   332,517   1,130,224
    Oakton, Ltd........................................    50,767      70,191
    Oil Search, Ltd....................................   338,166   2,375,850
*   OM Holdings, Ltd...................................    26,600      14,028
    Orica, Ltd.........................................   246,502   5,074,059
    Origin Energy, Ltd................................. 1,236,167  15,106,842
*   Orocobre, Ltd......................................    10,062      19,753
*   Orora, Ltd.........................................   593,038     664,317
    OrotonGroup, Ltd...................................    15,566      57,223
*   Otto Energy, Ltd...................................   168,000      13,469
    OZ Minerals, Ltd...................................   590,383   1,810,811
    Pacific Brands, Ltd................................ 1,803,791     962,915
#*  Paladin Energy, Ltd................................ 1,440,568     634,972
    PanAust, Ltd.......................................   532,344     753,931
    Panoramic Resources, Ltd...........................   364,598      76,336
*   PaperlinX, Ltd.....................................   745,156      27,372
    Patties Foods, Ltd.................................     5,122       6,278
*   Peet, Ltd..........................................   222,729     267,551
#   Perpetual, Ltd.....................................    33,516   1,379,408
*   Perseus Mining, Ltd................................   497,555     161,469
*   Petsec Energy, Ltd.................................    48,701       3,613
#*  Pharmaxis, Ltd.....................................   189,941      21,680
#   Platinum Asset Management, Ltd.....................   117,891     701,382
#*  Platinum Australia, Ltd............................   400,751       2,116
*   PMP, Ltd...........................................   379,844     146,278
    Premier Investments, Ltd...........................   163,651   1,089,733
    Primary Health Care, Ltd...........................   952,146   4,136,007
*   Prime Aet&D Holdings No.1, Ltd.....................        26          --
#   Prime Media Group, Ltd.............................   137,926     120,420
#   Programmed Maintenance Services, Ltd...............   229,865     619,822
#*  Qantas Airways, Ltd................................ 2,208,543   2,114,783
    QBE Insurance Group, Ltd...........................   830,760   8,345,650
    Qube Holdings, Ltd.................................    14,956      27,224
#*  Ramelius Resources, Ltd............................   400,885      42,714
#   Ramsay Health Care, Ltd............................    43,427   1,667,469
#   RCR Tomlinson, Ltd.................................   265,819     714,882
    REA Group, Ltd.....................................    29,773   1,058,139
*   Recall Holdings, Ltd...............................    70,681     277,736
#   Reckon, Ltd........................................    43,643      82,555
#*  Red Fork Energy, Ltd...............................   581,251     111,619
    Redflex Holdings, Ltd..............................    49,622      53,461
    Reece Australia, Ltd...............................    10,902     320,130
*   Regional Express Holdings, Ltd.....................    17,416      13,813
#   Regis Resources, Ltd...............................   262,244     607,035
#   Reject Shop, Ltd. (The)............................    24,824     243,695
*   Resolute Mining, Ltd............................... 1,063,716     495,269
#   Retail Food Group, Ltd.............................    81,592     299,409
    Ridley Corp., Ltd..................................   386,533     272,316
    Rio Tinto, Ltd.....................................   218,169  12,396,820
*   RiverCity Motorway Group...........................   133,238          --
*   Roc Oil Co., Ltd................................... 1,316,484     529,046

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   SAI Global, Ltd....................................   381,606 $ 1,252,295
#   Salmat, Ltd........................................    68,805     126,433
#*  Samson Oil & Gas, Ltd..............................   456,014      10,681
#*  Samson Oil & Gas, Ltd. Sponsored ADR...............    64,300      31,507
*   Sandfire Resources NL..............................    78,209     393,870
    Santos, Ltd........................................ 1,100,053  12,852,799
*   Saracen Mineral Holdings, Ltd...................... 1,022,976     246,790
    Sedgman, Ltd.......................................    85,757      45,064
#   Seek, Ltd..........................................   171,166   1,858,007
    Select Harvests, Ltd...............................    19,859     100,149
*   Senex Energy, Ltd.................................. 1,623,441     933,321
    Servcorp, Ltd......................................    31,948     118,051
#   Seven Group Holdings, Ltd..........................   195,745   1,329,539
    Seven West Media, Ltd..............................   452,440     866,414
#   Sigma Pharmaceuticals, Ltd......................... 2,141,557   1,114,285
#*  Silex Systems, Ltd.................................    70,513     127,760
    Silver Chef, Ltd...................................     3,658      15,675
#*  Silver Lake Resources, Ltd.........................   283,424     147,165
#*  Sims Metal Management, Ltd.........................   364,879   3,312,623
*   Sims Metal Management, Ltd. Sponsored ADR..........     3,500      31,570
*   Sino Strategic International, Ltd..................     9,056          --
    Sirtex Medical, Ltd................................    18,222     224,880
    Skilled Group, Ltd.................................   343,127     856,478
    Slater & Gordon, Ltd...............................    17,612      67,831
#   SMS Management & Technology, Ltd...................   132,106     466,795
    Sonic Healthcare, Ltd..............................   326,878   4,718,154
    Southern Cross Media Group, Ltd.................... 1,049,519   1,440,785
    SP AusNet.......................................... 1,233,316   1,341,301
    Spark Infrastructure Group......................... 1,545,861   2,220,288
    Specialty Fashion Group, Ltd.......................    67,582      51,197
#*  St Barbara, Ltd....................................   851,056     225,026
#*  Starpharma Holdings, Ltd...........................    96,088      67,335
#*  Straits Resources, Ltd.............................   233,593       1,609
    STW Communications Group, Ltd......................   717,115     909,578
    Suncorp Group, Ltd................................. 1,439,169  15,298,819
*   Sundance Energy Australia, Ltd.....................   287,917     256,822
#   Sunland Group, Ltd.................................   162,346     224,131
    Super Retail Group, Ltd............................   154,786   1,450,539
    Swick Mining Services, Ltd.........................   139,495      34,251
#   Sydney Airport.....................................   407,900   1,406,783
    Tabcorp Holdings, Ltd.............................. 1,518,387   4,587,176
*   Tap Oil, Ltd.......................................   383,218     167,907
#   Tassal Group, Ltd..................................   130,698     378,120
    Tatts Group, Ltd................................... 2,655,216   6,940,993
    Technology One, Ltd................................   105,366     200,244
    Telstra Corp., Ltd.................................   379,068   1,706,112
    Telstra Corp., Ltd. ADR............................    36,500     821,980
#*  Ten Network Holdings, Ltd.......................... 3,210,250     999,060
#   TFS Corp., Ltd.....................................   179,862     184,295
    Thorn Group, Ltd...................................    54,904      97,514
*   Tiger Resources, Ltd...............................   539,067     176,298
#   Toll Holdings, Ltd................................. 1,346,968   6,578,154
    Tox Free Solutions, Ltd............................   204,317     595,812

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
AUSTRALIA -- (Continued)
    TPG Telecom, Ltd...................................   426,055 $  2,012,429
#   Transfield Services, Ltd...........................   832,254      579,284
*   Transpacific Industries Group, Ltd................. 2,009,889    1,961,315
    Transurban Group...................................   411,923    2,488,889
    Treasury Group, Ltd................................       367        2,668
    Treasury Wine Estates, Ltd......................... 1,246,420    3,986,983
#*  Troy Resources, Ltd................................   116,751      113,469
#   UGL, Ltd...........................................   356,258    2,182,618
*   Unity Mining, Ltd..................................   255,688        8,408
    UXC, Ltd...........................................   456,869      422,337
#   Village Roadshow, Ltd..............................   126,515      783,857
#*  Virgin Australia Holdings, Ltd.(B43DQC7)........... 3,442,482    1,040,516
*   Virgin Australia Holdings, Ltd.().................. 3,195,173            3
*   Vision Eye Institute, Ltd..........................     4,567        2,651
    Vocus Communications, Ltd..........................    28,177       78,841
#   Washington H Soul Pattinson & Co., Ltd.............   143,653    1,899,237
*   Watpac, Ltd........................................   137,522      124,175
    WDS, Ltd...........................................    74,726       56,143
#   Webjet, Ltd........................................    41,661       99,550
    Webster, Ltd.......................................    17,208       18,081
    Wesfarmers, Ltd....................................   603,010   22,125,463
#   Western Areas, Ltd.................................   239,161      554,870
    Westpac Banking Corp............................... 1,090,842   29,399,895
#   Westpac Banking Corp. Sponsored ADR................   262,300    7,021,771
#*  White Energy Co., Ltd..............................     2,379          322
#*  Whitehaven Coal, Ltd...............................   229,142      359,683
#   Wide Bay Australia, Ltd............................    22,583      114,283
#*  Windimurra Vanadium, Ltd...........................     7,797           --
    Woodside Petroleum, Ltd............................   340,747   11,144,053
    Woolworths, Ltd....................................   128,130    3,819,936
    WorleyParsons, Ltd.................................    94,776    1,365,117
#   Wotif.com Holdings, Ltd............................    87,115      185,622
                                                                  ------------
TOTAL AUSTRALIA........................................            586,859,898
                                                                  ------------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG................................    19,046           --
    Agrana Beteiligungs AG.............................     3,273      387,523
    Andritz AG.........................................    33,432    1,834,474
    Atrium European Real Estate, Ltd...................   123,891      695,247
    Austria Technologie & Systemtechnik AG.............    22,767      248,863
#   CA Immobilien Anlagen AG...........................    47,864      832,595
    Conwert Immobilien Invest SE.......................    18,119      234,687
    DO & Co. AG........................................        45        2,198
    Erste Group Bank AG................................   300,969   10,919,962
#   EVN AG.............................................    44,366      690,653
    Flughafen Wien AG..................................    14,089    1,133,005
    Frauenthal Holding AG..............................        70          844
    IMMOFINANZ AG......................................   740,249    3,491,471
#   Kapsch TrafficCom AG...............................     2,684      148,155
#   Lenzing AG.........................................     8,735      528,471
    Mayr Melnhof Karton AG.............................    11,147    1,362,307
    Oberbank AG........................................     2,295      153,249
    Oesterreichische Post AG...........................    24,206    1,115,568

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRIA -- (Continued)
    OMV AG............................................. 150,695 $ 6,520,260
    Palfinger AG.......................................   7,182     301,469
    POLYTEC Holding AG.................................  16,082     160,089
#   Raiffeisen Bank International AG...................  94,405   3,619,876
#   RHI AG.............................................  20,705     678,242
    Rosenbauer International AG........................   1,710     142,898
    S IMMO AG..........................................  39,182     278,767
    Schoeller-Bleckmann Oilfield Equipment AG..........   9,236     964,274
    Semperit AG Holding................................  10,629     537,053
#   Strabag SE.........................................  38,914   1,159,105
    Telekom Austria AG................................. 114,198     997,649
    Telekom Austria AG ADR.............................   4,200      73,353
    UNIQA Insurance Group AG...........................  69,355     894,427
#   Verbund AG.........................................  39,405     830,110
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  45,696   2,167,989
    Voestalpine AG..................................... 129,286   5,786,556
#   Wienerberger AG.................................... 207,878   3,289,396
*   Wolford AG.........................................   1,281      31,458
    Zumtobel AG........................................  45,349     992,332
                                                                -----------
TOTAL AUSTRIA..........................................          53,204,575
                                                                -----------
BELGIUM -- (1.2%)
*   Ablynx NV..........................................  25,124     245,392
    Ackermans & van Haaren NV..........................  47,384   5,117,679
    Ageas.............................................. 383,786  16,468,903
*   AGFA-Gevaert NV.................................... 376,955   1,112,229
    Anheuser-Busch InBev NV............................ 228,944  21,942,618
    Anheuser-Busch InBev NV Sponsored ADR..............  77,446   7,426,297
    Arseus NV..........................................  41,030   1,465,413
    Atenor Group.......................................      43       2,116
    Banque Nationale de Belgique.......................     284   1,223,570
    Barco NV...........................................  24,361   1,845,189
#   Belgacom SA........................................ 233,731   6,672,150
    Cie d'Entreprises CFE..............................  15,519   1,358,503
    Cie Immobiliere de Belgique SA.....................   2,277     116,933
    Cie Maritime Belge SA..............................  21,686     618,993
    Colruyt SA.........................................  29,302   1,662,257
    D'ieteren SA.......................................  32,829   1,573,090
*   Deceuninck NV......................................  99,241     283,448
#   Delhaize Group SA.................................. 130,264   8,366,645
#   Delhaize Group SA Sponsored ADR....................  63,009   4,031,316
#   Econocom Group.....................................  54,547     576,734
#   Elia System Operator SA............................  33,924   1,561,685
*   Euronav NV.........................................  32,205     421,616
    EVS Broadcast Equipment SA.........................   9,804     587,174
    Exmar NV...........................................  52,662     825,319
#*  Galapagos NV.......................................  31,337     757,287
*   Hamon & CIE SA.....................................     743      15,731
*   Ion Beam Applications..............................  33,269     333,819
    Jensen-Group NV....................................   2,121      39,549
    KBC Groep NV....................................... 279,452  16,482,131
    Kinepolis Group NV.................................  11,337   1,799,460
    Lotus Bakeries.....................................      56      56,456

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
BELGIUM -- (Continued)
    Melexis NV.........................................  16,332 $    565,586
    Mobistar SA........................................  20,443      386,102
#   NV Bekaert SA......................................  75,797    2,609,243
#   Nyrstar NV......................................... 259,682      996,862
*   Picanol............................................     688       23,634
*   RealDolmen NV/SA...................................   1,807       54,509
    Recticel SA........................................  40,704      373,831
    Resilux............................................     424       56,581
*   Roularta Media Group NV............................   4,380       73,990
*   Sapec..............................................     190       12,661
    Sioen Industries NV................................   8,635      103,038
    Sipef SA...........................................  10,073      779,831
    Solvay SA..........................................  49,798    6,952,887
    Telenet Group Holding NV...........................  39,261    2,332,115
#   Tessenderlo Chemie NV..............................  41,666    1,084,051
#*  ThromboGenics NV...................................  18,779      473,672
    UCB SA.............................................  91,965    6,502,817
#   Umicore SA......................................... 155,958    6,668,644
    Van de Velde NV....................................   5,344      267,630
*   Viohalco SA........................................ 176,559      892,969
                                                                ------------
TOTAL BELGIUM..........................................          136,200,355
                                                                ------------
CANADA -- (7.8%)
*   5N Plus, Inc.......................................  51,842      129,867
    Aastra Technologies, Ltd...........................  15,336      588,792
    Absolute Software Corp.............................  57,068      364,313
#   Acadian Timber Corp................................     400        4,741
#*  Advantage Oil & Gas, Ltd........................... 337,382    1,372,247
    Aecon Group, Inc................................... 132,836    1,846,286
#   AG Growth International, Inc.......................  18,778      786,358
#   AGF Management, Ltd. Class B....................... 143,656    1,470,418
*   AgJunction, Inc....................................  46,880       48,406
    Agnico Eagle Mines, Ltd.(008474108)................  39,852    1,238,600
    Agnico Eagle Mines, Ltd.(2009823)..................  91,340    2,842,509
    Agrium, Inc.(008916108)............................     520       45,292
    Agrium, Inc.(2213538)..............................  88,292    7,698,349
    Aimia, Inc......................................... 248,247    4,306,291
*   Ainsworth Lumber Co., Ltd.......................... 134,429      487,626
#*  Air Canada Class A.................................  69,620      486,324
    Akita Drilling, Ltd. Class A.......................  11,400      152,409
    Alacer Gold Corp................................... 379,614      800,981
*   Alamos Gold, Inc.(011527108).......................  39,671      363,783
#   Alamos Gold, Inc.(2411707)......................... 135,042    1,239,173
#   Alaris Royalty Corp................................   8,205      180,418
#*  Alexco Resource Corp...............................  70,276      113,577
    Algoma Central Corp................................  11,860      165,374
#   Algonquin Power & Utilities Corp................... 316,744    2,073,233
#   Alimentation Couche Tard, Inc. Class B.............  44,500    3,283,111
    Alliance Grain Traders, Inc........................  30,451      488,310
#   AltaGas, Ltd.......................................  83,577    3,108,201
#*  Alterra Power Corp................................. 170,495       44,394
    Altus Group, Ltd...................................  31,026      458,669
#*  Alvopetro Energy, Ltd.............................. 182,934      180,676

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
*   Amerigo Resources, Ltd.............................   153,100 $    61,171
    Amica Mature Lifestyles, Inc.......................     2,500      17,957
*   Anderson Energy, Ltd...............................   116,562      15,699
    Andrew Peller, Ltd. Class A........................     2,000      24,458
*   Antrim Energy, Inc.................................   134,688       9,675
#   ARC Resources, Ltd.................................   145,640   3,798,736
#*  Argonaut Gold, Inc.................................   286,755   1,292,489
    Arsenal Energy, Inc................................    13,035      58,517
#*  Artek Exploration, Ltd.............................    51,915     171,069
    Atco, Ltd. Class I.................................    49,068   2,196,660
#*  Athabasca Oil Corp.................................   373,707   2,680,960
*   Atrium Innovations, Inc............................    39,336     846,938
*   ATS Automation Tooling Systems, Inc................   121,349   1,514,479
    AuRico Gold, Inc.(05155C105).......................    18,902      86,760
#   AuRico Gold, Inc.(2287317).........................   518,861   2,380,588
    AutoCanada, Inc....................................    20,842     737,306
#*  Avigilon Corp......................................    16,531     476,004
    Axia NetMedia Corp.................................    50,400     121,729
#*  B2Gold Corp........................................ 1,227,876   2,899,497
#   Badger Daylighting, Ltd............................    19,605     545,507
#*  Ballard Power Systems, Inc.........................   162,070     343,421
#   Bank of Montreal...................................   273,400  16,707,164
    Bank of Nova Scotia(064149107).....................   216,703  11,883,993
    Bank of Nova Scotia(2076281).......................   264,875  14,530,964
*   Bankers Petroleum, Ltd.............................   538,836   2,070,678
    Barrick Gold Corp.(067901108)......................   424,268   8,179,887
    Barrick Gold Corp.(2024644)........................   273,994   5,279,382
*   Bauer Performance Sports, Ltd......................    11,436     134,203
    Baytex Energy Corp.(07317Q105).....................     3,800     138,624
#   Baytex Energy Corp.(B4VGVM3).......................    20,650     753,876
    BCE, Inc...........................................    39,916   1,675,845
#   Bell Aliant, Inc...................................    72,619   1,675,046
#*  Bellatrix Exploration, Ltd.........................   278,108   1,992,639
*   Birch Mountain Resources, Ltd......................     1,200          --
*   Birchcliff Energy, Ltd.............................   214,428   1,626,861
#   Bird Construction, Inc.............................    28,293     333,292
#   Black Diamond Group, Ltd...........................    37,597   1,012,039
#*  BlackBerry, Ltd.(09228F103)........................   179,680   1,697,976
#*  BlackBerry, Ltd.(BCBHZ31)..........................   282,291   2,674,002
#*  BlackPearl Resources, Inc..........................   407,816     915,412
    BMTC Group, Inc. Class A...........................     1,600      19,882
*   BNK Petroleum, Inc.................................    82,295     116,007
    Bombardier, Inc. Class A...........................    25,790      94,245
#   Bombardier, Inc. Class B...........................   407,300   1,470,120
#   Bonavista Energy Corp..............................   354,103   4,667,324
#   Bonterra Energy Corp...............................    12,196     562,193
*   Boralex, Inc. Class A..............................    50,865     561,285
#*  Brigus Gold Corp...................................   266,622     260,936
#   Brookfield Asset Management, Inc. Class A..........    83,300   3,163,717
#   Brookfield Office Properties, Inc..................    76,174   1,423,967
*   Brookfield Residential Properties, Inc.(B4NHCK9)...    23,528     532,203
*   Brookfield Residential Properties, Inc.(B54FPW2)...     3,123      70,718
    CAE, Inc...........................................   198,315   2,512,435

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Caledonia Mining Corp..............................   8,300 $     5,217
    Calfrac Well Services, Ltd.........................  71,924   1,925,723
    Calian Technologies, Ltd...........................   3,277      66,173
*   Calvalley Petroleums, Inc. Class A.................  59,022      87,970
    Cameco Corp.(13321L108)............................  98,075   2,081,152
    Cameco Corp.(2166160).............................. 228,383   4,853,715
#   Canaccord Genuity Group, Inc....................... 150,321     923,182
*   Canacol Energy, Ltd................................  53,284     332,981
    Canada Bread Co., Ltd..............................   7,700     483,259
#*  Canada Lithium Corp................................  42,119      10,967
#   Canadian Energy Services & Technology Corp.........  31,641     640,917
    Canadian Imperial Bank of Commerce(136069101)......     200      15,544
#   Canadian Imperial Bank of Commerce(2170525)........  89,355   6,945,421
    Canadian National Railway Co.(136375102)...........   1,445      77,308
    Canadian National Railway Co.(2180632)............. 108,800   5,823,181
    Canadian Natural Resources, Ltd.(136385101)........ 209,251   6,852,970
    Canadian Natural Resources, Ltd.(2171573).......... 474,950  15,573,669
#   Canadian Oil Sands, Ltd............................ 212,146   3,813,390
    Canadian Pacific Railway, Ltd......................  38,902   5,897,386
#   Canadian Tire Corp., Ltd. Class A..................  84,010   7,171,116
    Canadian Utilities, Ltd. Class A...................  64,764   2,203,866
#   Canadian Western Bank.............................. 112,278   3,672,537
    Canam Group, Inc. Class A..........................  72,100     888,829
    CanElson Drilling, Inc.............................  46,952     257,999
#   Canexus Corp.......................................  93,549     482,969
*   Canfor Corp........................................ 135,739   3,494,175
#   Canfor Pulp Products, Inc..........................  62,159     675,308
*   Cangene Corp.......................................  35,800     115,717
    CanWel Building Materials Group, Ltd...............  46,300     116,400
    Canyon Services Group, Inc.........................  89,058     860,394
#   Capital Power Corp................................. 113,424   2,320,927
    Capstone Infrastructure Corp....................... 156,092     505,941
*   Capstone Mining Corp............................... 608,262   1,578,341
    Cascades, Inc...................................... 141,879     873,885
*   Cash Store Financial Services, Inc. (The)..........   7,699       7,535
*   Catamaran Corp.....................................  74,677   3,630,796
*   Catamaran Corp.....................................  38,400   1,868,369
    Cathedral Energy Services, Ltd.....................  45,147     185,250
    CCL Industries, Inc. Class B.......................  42,600   3,073,320
*   Celestica, Inc..................................... 381,450   3,784,532
    Cenovus Energy, Inc.(15135U109)....................   7,200     188,280
#   Cenovus Energy, Inc.(B57FG04)...................... 160,717   4,204,977
    Centerra Gold, Inc................................. 220,493     853,266
*   Cequence Energy, Ltd............................... 251,670     388,662
    Cervus Equipment Corp..............................   1,469      31,246
#*  CGI Group, Inc. Class A............................ 124,286   3,813,111
#*  China Gold International Resources Corp., Ltd...... 256,400     732,078
*   Chinook Energy, Inc................................  26,878      30,649
    Churchill Corp. Class A............................  19,476     165,426
#   CI Financial Corp..................................  42,200   1,317,815
#   Cineplex, Inc......................................  58,423   2,123,424
    Clairvest Group, Inc...............................   1,100      23,432
#   Clarke, Inc........................................  13,900     101,715

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CANADA -- (Continued)
*   Claude Resources, Inc..............................   262,411 $   40,054
    Clearwater Seafoods, Inc...........................     2,800     20,967
    Cogeco Cable, Inc..................................    33,482  1,529,274
    Cogeco, Inc........................................     1,730     76,050
    Colabor Group, Inc.................................    27,021    123,005
*   COM DEV International, Ltd.........................   130,319    478,568
    Computer Modelling Group, Ltd......................    14,130    350,538
#*  Connacher Oil and Gas, Ltd.........................   783,434    151,235
    Constellation Software, Inc........................     7,662  1,646,461
    Contrans Group, Inc. Class A.......................    26,142    314,760
#*  Copper Mountain Mining Corp........................   175,592    245,947
    Corby Spirit and Wine, Ltd.........................    11,550    209,585
#*  Corridor Resources, Inc............................    89,500    108,485
#   Corus Entertainment, Inc. Class B..................   154,707  3,435,155
    Cott Corp.(22163N106)..............................    10,547     82,899
    Cott Corp.(2228952)................................   163,584  1,286,641
#   Crescent Point Energy Corp.........................   168,038  5,811,739
*   Crew Energy, Inc...................................   240,616  1,566,299
*   Crocotta Energy, Inc...............................   117,341    312,909
*   CVTech Group, Inc..................................     9,700      7,577
#   Davis + Henderson Corp.............................   114,370  2,873,241
*   DeeThree Exploration, Ltd..........................   135,112  1,120,929
*   Delphi Energy Corp.................................   216,329    438,971
#*  Denison Mines Corp.................................   952,928  1,334,741
*   Descartes Systems Group, Inc. (The)................    61,729    886,791
    DHX Media, Ltd.....................................    53,331    227,450
#   DirectCash Payments, Inc...........................     5,147     86,419
    Dollarama, Inc.....................................    30,462  2,297,471
*   Dominion Diamond Corp.(257287102)..................    67,685    983,463
*   Dominion Diamond Corp.(B95LX89)....................   110,079  1,603,126
    Dorel Industries, Inc. Class B.....................    52,906  1,922,905
#*  DragonWave, Inc....................................    43,606     67,342
#*  Dundee Precious Metals, Inc........................   208,507    746,975
    E-L Financial Corp., Ltd...........................        88     55,664
*   Eastern Platinum, Ltd.............................. 1,024,200     82,764
    easyhome, Ltd......................................       500      7,048
    EGI Financial Holdings, Inc........................       900     11,127
    Eldorado Gold Corp.(284902103).....................    98,650    624,455
#   Eldorado Gold Corp.(2307873).......................   570,529  3,626,797
#   Emera, Inc.........................................    24,282    683,929
    Empire Co., Ltd....................................    47,838  3,053,471
#   Enbridge Income Fund Holdings, Inc.................    62,812  1,393,566
    Enbridge, Inc.(29250N105)..........................     5,902    247,825
#   Enbridge, Inc.(2466149)............................   102,697  4,311,660
    Encana Corp........................................   219,990  3,954,388
*   Endeavour Mining Corp..............................    78,441     47,188
#*  Endeavour Silver Corp..............................    98,443    428,686
    Enerflex, Ltd......................................    43,900    610,954
#*  Energy Fuels, Inc..................................    11,456     90,416
    Enerplus Corp.(292766102)..........................   239,865  4,336,759
#   Enerplus Corp.(B584T89)............................   175,051  3,168,600
    Enghouse Systems, Ltd..............................    12,129    365,041
    Ensign Energy Services, Inc........................   253,315  3,741,443

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
#*  Epsilon Energy, Ltd................................  83,020 $   274,311
    Equal Energy, Ltd..................................   5,100      26,742
    Equitable Group, Inc...............................  13,470     577,865
*   Equity Financial Holdings, Inc.....................     100       1,055
*   Essential Energy Services Trust.................... 203,656     455,312
    Evertz Technologies, Ltd...........................  15,274     237,253
*   Excellon Resources, Inc............................  16,100      18,792
#   Exchange Income Corp...............................  11,088     223,204
    Exco Technologies, Ltd.............................   7,600      57,047
#*  EXFO, Inc..........................................  31,042     134,620
#   Extendicare, Inc...................................  84,598     542,339
    Fairfax Financial Holdings, Ltd....................  23,015   8,856,771
    Fiera Capital Corp.................................     900      10,828
    Finning International, Inc......................... 121,890   2,949,437
    First Capital Realty, Inc..........................  69,215   1,086,932
#*  First Majestic Silver Corp.(2833583)............... 114,673   1,197,438
*   First Majestic Silver Corp.(32076V103).............  17,750     185,310
    First National Financial Corp......................     278       5,636
    First Quantum Minerals, Ltd........................ 701,808  12,558,505
    FirstService Corp.(2350231)........................  12,679     511,372
    FirstService Corp.(33761N109)......................   1,100      44,286
#   Fortis, Inc........................................  58,528   1,609,093
#*  Fortress Paper, Ltd. Class A.......................  20,464      71,291
*   Fortuna Silver Mines, Inc.......................... 234,774     849,508
*   Fraser Papers, Inc.................................   6,400          --
    Gamehost, Inc......................................   1,178      15,358
*   GBS Gold International, Inc........................  42,400          --
#   Genworth MI Canada, Inc............................ 117,847   3,524,564
#   George Weston, Ltd.................................  42,393   2,952,570
#   Gibson Energy, Inc................................. 106,119   2,580,204
    Gildan Activewear, Inc............................. 105,500   5,624,772
    Glacier Media, Inc.................................  22,700      28,534
    Glentel, Inc.......................................   9,100     106,626
*   GLG Life Tech Corp.................................   2,810       1,413
    Gluskin Sheff + Associates, Inc....................  17,794     457,252
*   GLV, Inc. Class A..................................  12,023      45,879
    GMP Capital, Inc...................................  92,600     604,446
    Goldcorp, Inc.(380956409).......................... 232,636   5,790,310
    Goldcorp, Inc.(2676302)............................ 232,421   5,799,308
#*  Golden Star Resources, Ltd......................... 423,301     258,446
*   Gran Tierra Energy, Inc.(38500T101)................  55,835     421,554
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 559,423   4,224,240
*   Great Canadian Gaming Corp.........................  85,763   1,066,503
#*  Great Panther Silver, Ltd..........................  89,666      73,262
#   Great-West Lifeco, Inc............................. 117,900   3,350,424
*   Guyana Goldfields, Inc.............................  64,554     140,265
*   Heroux-Devtek, Inc.................................  37,512     361,058
    High Liner Foods, Inc..............................   1,300      51,125
#   HNZ Group, Inc.....................................   6,940     133,722
#   Home Capital Group, Inc............................  27,800   1,926,468
    Horizon North Logistics, Inc....................... 101,648     647,992
    HudBay Minerals, Inc.(443628102)...................  11,699      93,124
    HudBay Minerals, Inc.(B05BDX1)..................... 312,510   2,480,439

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#   Hudson's Bay Co....................................    14,500 $   214,424
#   Husky Energy, Inc..................................   205,947   6,118,776
    IAMGOLD Corp.(450913108)...........................   214,417     782,622
    IAMGOLD Corp.(2446646).............................   792,408   2,909,943
    IGM Financial, Inc.................................    29,100   1,410,909
#*  Imax Corp.(2014258)................................    36,920   1,021,329
*   Imax Corp.(45245E109)..............................     8,104     224,400
*   Imperial Metals Corp...............................    60,200     909,148
#   Imperial Oil, Ltd..................................    34,003   1,390,650
*   Imris, Inc.........................................    14,500      27,991
    Indigo Books & Music, Inc..........................     5,523      43,639
    Industrial Alliance Insurance & Financial
      Services, Inc....................................   187,966   7,481,511
#   Innergex Renewable Energy, Inc.....................   126,270   1,185,889
    Intact Financial Corp..............................   100,012   6,088,273
*   International Forest Products, Ltd. Class A........   133,806   1,863,372
    Intertape Polymer Group, Inc.......................    97,684   1,098,095
#*  Ithaca Energy, Inc.................................   441,355   1,006,547
#*  Ivanhoe Energy, Inc................................    59,863      30,099
*   Ivernia, Inc.......................................   156,000      19,609
#*  Jaguar Mining, Inc.................................   132,369       6,537
    Jean Coutu Group PJC, Inc. (The) Class A...........    74,000   1,281,006
    Just Energy Group, Inc.(48213W101).................     6,432      45,281
#   Just Energy Group, Inc.(B63MCN1)...................   189,907   1,331,694
    K-Bro Linen, Inc...................................     1,842      65,609
*   Katanga Mining, Ltd................................   525,231     193,351
*   Kelt Exploration, Ltd..............................    31,250     303,030
    Keyera Corp........................................    31,959   1,893,867
#   Killam Properties, Inc.............................    79,977     759,737
*   Kingsway Financial Services, Inc...................    15,975      63,828
    Kinross Gold Corp.(496902404)......................    52,598     240,899
    Kinross Gold Corp.(B03Z841)........................ 1,510,939   6,932,344
#*  Kirkland Lake Gold, Inc............................    60,712     176,617
#*  Lake Shore Gold Corp...............................   174,493     112,804
*   Laramide Resources, Ltd............................    84,421      45,479
    Laurentian Bank of Canada..........................    67,409   2,767,779
*   Le Chateau, Inc. Class A...........................    15,700      40,880
*   Legacy Oil + Gas, Inc..............................   415,174   2,098,702
#   Leisureworld Senior Care Corp......................    65,673     714,074
    Leon's Furniture, Ltd..............................    36,579     490,019
#   Lightstream Resources, Ltd.........................   353,184   1,969,266
    Linamar Corp.......................................    96,772   3,717,087
#   Liquor Stores N.A., Ltd............................    41,250     531,111
#   Loblaw Cos., Ltd...................................    93,621   3,616,229
    Long Run Exploration, Ltd..........................   218,487   1,006,365
*   Lucara Diamond Corp................................    41,600      57,895
*   Lundin Mining Corp.................................   556,137   2,431,773
    MacDonald Dettwiler & Associates, Ltd..............    31,419   2,231,983
    Magellan Aerospace Corp............................     3,400      26,193
    Magna International, Inc...........................   167,874  14,258,927
*   Mainstreet Equity Corp.............................     5,682     182,640
    Major Drilling Group International, Inc............   163,836   1,188,593
#   Manitoba Telecom Services, Inc.....................    46,755   1,243,442
#   Manulife Financial Corp.(56501R106)................   307,970   5,675,887

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#   Manulife Financial Corp.(2492519)..................   747,004 $13,783,104
#   Maple Leaf Foods, Inc..............................   156,802   2,217,402
*   Marquee Energy, Ltd................................     5,844       4,985
    Martinrea International, Inc.......................   167,850   1,403,083
#*  Maxim Power Corp...................................    24,537      62,788
#*  MBAC Fertilizer Corp...............................    12,700      13,341
    McCoy Corp.........................................     1,600      10,315
    Mediagrif Interactive Technologies, Inc............     1,100      18,637
#   Medical Facilities Corp............................     4,286      74,425
*   MEG Energy Corp....................................   181,882   5,041,255
#*  MEGA Brands, Inc...................................    10,948     136,143
    Melcor Developments, Ltd...........................       100       1,796
*   Mercator Minerals, Ltd.............................   131,933      11,254
#   Methanex Corp......................................   127,300   7,613,426
    Metro, Inc.........................................    80,200   4,609,295
*   MGM Energy Corp....................................       248          43
#*  Migao Corp.........................................    61,406      65,059
#*  Mood Media Corp....................................    78,868      74,354
#   Morneau Shepell, Inc...............................    65,514     858,226
    MTY Food Group, Inc................................     1,100      30,874
#   Mullen Group, Ltd..................................   107,832   2,614,109
#   National Bank of Canada............................   103,598   7,761,362
    Nevsun Resources, Ltd..............................   387,772   1,424,007
#   New Flyer Industries, Inc..........................    18,812     186,811
*   New Gold, Inc......................................   590,399   3,387,340
*   New Millennium Iron Corp...........................    65,755      34,833
    Newalta Corp.......................................   101,636   1,513,932
#*  Niko Resources, Ltd................................    68,415     159,098
    Norbord, Inc.......................................    38,337   1,074,985
*   Nordion, Inc.......................................   145,226   1,384,781
*   North American Energy Partners, Inc................    15,676      94,302
#*  North American Palladium, Ltd......................   239,959      95,876
    North West Co., Inc. (The).........................    36,128     824,578
#   Northland Power, Inc...............................    83,751   1,224,964
#*  Novagold Resources, Inc............................   145,071     423,327
*   NuVista Energy, Ltd................................   236,456   1,749,403
#*  OceanaGold Corp....................................   483,704     877,290
    Onex Corp..........................................    79,487   4,096,569
    Open Text Corp.....................................    49,000   4,855,345
*   Orvana Minerals Corp...............................    85,324      49,796
#*  Osisko Mining Corp.................................   858,509   5,149,127
    Pacific Rubiales Energy Corp.......................   307,171   4,669,275
*   Paladin Labs, Inc..................................    11,933   1,328,567
    Pan American Silver Corp.(697900108)...............    29,033     365,816
#   Pan American Silver Corp.(2669272).................   286,603   3,607,792
*   Paramount Resources, Ltd. Class A..................    37,465   1,409,793
*   Parex Resources, Inc...............................   119,602     784,997
#   Parkland Fuel Corp.................................    55,133     890,048
#   Pason Systems, Inc.................................    43,159     974,589
*   Patheon, Inc.......................................    15,154     139,737
*   Pembina Pipeline Corp.(B4PPQG5)....................    17,560     602,308
#   Pembina Pipeline Corp.(B4PT2P8)....................   137,904   4,733,622
#   Pengrowth Energy Corp.............................. 1,024,788   6,624,892

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Penn West Petroleum, Ltd.(707887105)...............  35,901 $   268,180
#   Penn West Petroleum, Ltd.(B63FY34)................. 644,148   4,817,735
#*  Perpetual Energy, Inc..............................  88,029      89,313
#*  Petaquilla Minerals, Ltd...........................  99,811      28,677
*   Petrobank Energy & Resources, Ltd.................. 156,828      52,100
    Peyto Exploration & Development Corp...............  84,060   2,463,489
#   PHX Energy Services Corp...........................  25,887     279,847
#*  Pilot Gold, Inc....................................  10,300       9,618
#*  Points International, Ltd..........................   6,420     155,636
*   Polaris Minerals Corp..............................   7,200      14,287
#*  Poseidon Concepts Corp.............................  64,303         129
    Potash Corp. of Saskatchewan, Inc..................  50,900   1,595,895
    Precision Drilling Corp.(74022D308)................  63,584     567,169
    Precision Drilling Corp.(B5YPLH9).................. 419,154   3,752,157
    Premium Brands Holdings Corp.......................  27,589     567,014
*   Primero Mining Corp.(74164W106).................... 101,889     571,597
#*  Primero Mining Corp.(B4Z8FV2)......................  75,196     422,650
#   Progressive Waste Solutions, Ltd................... 147,062   3,380,280
    Pulse Seismic, Inc.................................  82,887     289,500
*   Pure Technologies, Ltd.............................   6,396      41,635
    QLT, Inc...........................................  68,696     468,767
    Quebecor, Inc. Class B............................. 119,800   2,551,431
*   Questerre Energy Corp. Class A.....................  81,025      88,027
*   Ram Power Corp..................................... 117,525       7,387
    Reitmans Canada, Ltd...............................   1,346       6,780
    Reitmans Canada, Ltd. Class A......................  93,037     464,454
    Richelieu Hardware, Ltd............................  12,606     504,580
*   Richmont Mines, Inc................................  29,228      43,826
#   Ritchie Bros Auctioneers, Inc......................  62,100   1,427,394
*   RMP Energy, Inc.................................... 201,277   1,111,429
*   Rock Energy, Inc...................................  25,600      89,183
    Rocky Mountain Dealerships, Inc....................  25,442     296,738
    Rogers Communications, Inc. Class B................  37,700   1,585,854
#   Rogers Sugar, Inc.................................. 120,623     497,113
    RONA, Inc.......................................... 238,289   2,672,260
    Royal Bank of Canada(780087102)....................   8,400     519,792
#   Royal Bank of Canada(2754383)...................... 326,040  20,178,619
#   Russel Metals, Inc.................................  98,158   2,528,532
#*  San Gold Corp...................................... 182,431      27,027
#*  Sandstorm Gold, Ltd................................  47,767     241,462
#*  Sandvine Corp...................................... 343,887     947,909
#*  Santonia Energy, Inc............................... 196,725     204,894
    Saputo, Inc........................................  34,092   1,605,500
    Savanna Energy Services Corp....................... 170,101   1,203,498
*   Scorpio Mining Corp................................ 182,679      58,228
    Sears Canada, Inc..................................   9,482     110,677
#   Secure Energy Services, Inc........................ 103,542   1,507,925
    SEMAFO, Inc........................................ 481,386   1,551,673
*   Serinus Energy, Inc................................     346       1,087
    Shaw Communications, Inc. Class B(82028K200).......   6,003     132,366
#   Shaw Communications, Inc. Class B(2801836).........  77,902   1,718,565
    ShawCor, Ltd.......................................  58,265   2,127,621
#   Sherritt International Corp........................ 567,847   1,753,889

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
CANADA -- (Continued)
    Shoppers Drug Mart Corp............................ 132,800 $ 6,999,201
*   Shore Gold, Inc.................................... 249,227      43,636
*   Sierra Wireless, Inc.(826516106)...................  17,546     358,991
*   Sierra Wireless, Inc.(2418968).....................  51,526   1,053,883
#*  Silver Standard Resources, Inc.(82823L106).........  29,820     233,491
#*  Silver Standard Resources, Inc.(2218458)........... 142,787   1,120,501
    Silver Wheaton Corp.(828336107)....................  11,574     251,272
    Silver Wheaton Corp.(B058ZX6)......................  67,780   1,472,142
    SNC-Lavalin Group, Inc.............................  27,600   1,145,137
*   Sonde Resources Corp...............................  15,468       7,361
#*  Southern Pacific Resource Corp..................... 665,787     113,580
#*  SouthGobi Resources, Ltd........................... 103,376      65,901
    Sprott Resource Corp............................... 153,245     348,112
#   Sprott, Inc........................................ 140,732     379,076
#   Spyglass Resources Corp............................ 194,991     346,651
#*  St Andrew Goldfields, Ltd..........................  98,808      31,938
    Stantec, Inc.......................................  57,965   3,527,603
    Stella-Jones, Inc..................................  15,100     353,316
    Strad Energy Services, Ltd.........................   1,000       3,340
#   Student Transportation, Inc........................  60,512     372,173
    Sun Life Financial, Inc.(866796105)................  10,825     356,684
#   Sun Life Financial, Inc.(2566124).................. 341,061  11,247,740
    Suncor Energy, Inc.(867224107)..................... 285,840   9,384,127
#   Suncor Energy, Inc.(B3NB1P2)....................... 654,429  21,499,938
#*  SunOpta, Inc.(8676EP108)...........................  35,649     333,318
*   SunOpta, Inc.(2817510).............................  73,009     681,090
#   Superior Plus Corp................................. 144,438   1,587,359
#   Surge Energy, Inc.................................. 211,497   1,171,660
#*  TAG Oil, Ltd.......................................  65,570     191,927
    Talisman Energy, Inc.(87425E103)................... 322,068   3,462,231
    Talisman Energy, Inc.(2068299)..................... 732,142   7,881,825
*   Taseko Mines, Ltd.................................. 360,519     734,795
    Teck Resources, Ltd. Class A.......................   1,294      32,717
    Teck Resources, Ltd. Class B(878742204)............  49,729   1,194,491
#   Teck Resources, Ltd. Class B(2879327).............. 279,087   6,715,629
#   TELUS Corp.........................................  89,740   3,136,771
#*  Tembec, Inc........................................ 111,910     299,431
*   Teranga Gold Corp.(B5TDK82)........................   7,097       5,926
#*  Teranga Gold Corp.(B4L8QT1)........................  41,624      32,328
*   Tethys Petroleum, Ltd..............................  35,628      18,874
*   Theratechnologies, Inc.............................  35,700      14,424
#*  Thompson Creek Metals Co., Inc..................... 378,170     967,708
#   Thomson Reuters Corp............................... 168,078   6,063,635
    Tim Hortons, Inc.(88706M103).......................   1,500      77,655
    Tim Hortons, Inc.(B4R2V25).........................  31,600   1,638,519
*   Timminco, Ltd......................................  17,306          25
#*  Timmins Gold Corp.................................. 183,699     234,211
#   TMX Group, Ltd.....................................   8,912     404,651
#   TORC Oil & Gas, Ltd................................  91,515     814,290
    Toromont Industries, Ltd...........................  67,034   1,548,628
    Toronto-Dominion Bank (The)(891160509).............  24,811   2,144,911
#   Toronto-Dominion Bank (The)(2897222)............... 350,772  30,335,676
    Torstar Corp. Class B..............................  90,100     436,040

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Total Energy Services, Inc.........................    45,420 $    791,154
*   Tourmaline Oil Corp................................   111,048    4,695,174
    TransAlta Corp.(89346D107).........................    47,701      626,314
#   TransAlta Corp.(2901628)...........................   316,528    4,166,375
*   Transat AT, Inc. Class B...........................     2,900       23,617
    TransCanada Corp...................................   257,270   11,184,748
    Transcontinental, Inc. Class A.....................   143,754    1,810,881
#   TransForce, Inc....................................   100,728    2,157,908
#*  TransGlobe Energy Corp.(893662106).................    30,106      219,172
*   TransGlobe Energy Corp.(2470548)...................    90,117      654,587
#   Trican Well Service, Ltd...........................   341,827    3,913,171
#   Trilogy Energy Corp................................    34,100      783,496
    Trinidad Drilling, Ltd.............................   286,003    2,375,334
*   TSO3, Inc..........................................     5,400        2,400
*   Turquoise Hill Resources, Ltd.(900435108)..........   270,904      950,873
#*  Turquoise Hill Resources, Ltd.(B7WJ1F5)............   522,636    1,830,106
*   TVA Group, Inc. Class B............................     4,447       39,190
#   Twin Butte Energy, Ltd.............................   530,464    1,090,696
    Uni-Select, Inc....................................    19,368      486,743
#*  US Silver & Gold, Inc..............................     9,300        4,175
*   Valeant Pharmaceuticals International, Inc.........    37,311    5,062,906
    Valener, Inc.......................................    30,262      424,959
#   Veresen, Inc.......................................   218,959    2,933,215
*   Veris Gold Corp....................................    14,523        2,673
*   Vermilion Energy, Inc.(923725105)..................       892       48,944
#   Vermilion Energy, Inc.(B607XS1)....................    15,861      873,263
    Vicwest, Inc.......................................     8,008       77,797
*   Vitran Corp., Inc..................................     2,400       15,494
#   Wajax Corp.........................................    28,692      927,676
    WaterFurnace Renewable Energy, Inc.................     2,056       40,889
*   Wesdome Gold Mines, Ltd............................    85,051       51,164
#   West Fraser Timber Co., Ltd........................    95,128    4,884,732
    Western Energy Services Corp.......................     6,926       48,257
#   Western Forest Products, Inc.......................   226,325      473,479
    Westjet Airlines, Ltd..............................     6,548      148,333
*   Westport Innovations, Inc..........................    14,101      240,303
    Westshore Terminals Investment Corp................    15,052      478,691
    Whistler Blackcomb Holdings, Inc...................    10,460      149,798
#   Whitecap Resources, Inc............................   367,191    3,893,628
    Wi-Lan, Inc........................................   224,861      672,312
    Winpak, Ltd........................................    28,442      613,913
    WSP Global, Inc....................................    72,142    2,161,507
*   Xtreme Drilling and Coil Services Corp.............    17,126       56,894
    Yamana Gold, Inc.(98462Y100).......................   139,131    1,303,657
#   Yamana Gold, Inc.(2219279).........................   565,316    5,294,048
#   Zargon Oil & Gas, Ltd..............................    53,015      372,236
    ZCL Composites, Inc................................    10,000       62,851
                                                                  ------------
TOTAL CANADA...........................................            854,281,130
                                                                  ------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................    42,625       26,407
*   Superb Summit International Group, Ltd............. 5,896,000      494,168

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Tongda Group Holdings, Ltd......................... 4,240,000 $  453,241
                                                                  ----------
TOTAL CHINA............................................              973,816
                                                                  ----------
COLOMBIA -- (0.0%)
*   Platino Energy Corp................................     9,692      5,047
                                                                  ----------
DENMARK -- (1.3%)
    ALK-Abello A.S.....................................    13,417  1,754,703
*   Alm Brand A.S......................................   190,394    895,040
#   Ambu A.S. Class B..................................     5,407    309,611
    AP Moeller - Maersk A.S. Class A...................       323  3,457,481
    AP Moeller - Maersk A.S. Class B...................       778  8,693,161
*   Auriga Industries Class B..........................    33,593  1,057,347
#*  Bang & Olufsen A.S.................................    65,767    673,548
*   Bavarian Nordic A.S................................    54,790    951,527
*   BoConcept Holding A.S. Class B.....................       450      8,141
    Brodrene Hartmann A.S..............................     2,300     69,428
    Carlsberg A.S. Class B.............................    63,656  6,215,429
    Chr Hansen Holding A.S.............................   105,576  4,082,476
    Coloplast A.S. Class B.............................    40,566  3,047,337
    D/S Norden A.S.....................................    58,059  2,712,895
*   Danske Bank A.S....................................   400,652  9,061,677
    Dfds A.S...........................................     6,621    501,946
    Djurslands Bank A.S................................     1,040     34,390
    DSV A.S............................................   288,721  9,270,080
*   East Asiatic Co., Ltd. A.S.........................    21,026    294,627
#   FLSmidth & Co. A.S.................................    78,478  4,189,564
    Fluegger A.S. Class B..............................       350     22,351
*   Genmab A.S.........................................    52,417  2,086,990
    GN Store Nord A.S..................................   310,073  7,363,679
    Gronlandsbanken AB.................................       290     34,344
    H Lundbeck A.S.....................................    97,249  2,411,536
*   H+H International A.S. Class B.....................     5,798     48,987
    Harboes Bryggeri A.S. Class B......................     2,462     40,582
    IC Companys A.S....................................    13,523    373,162
#   Jeudan A.S.........................................     1,880    208,998
*   Jyske Bank A.S.....................................   135,682  6,957,953
    NKT Holding A.S....................................    51,956  3,022,775
    Nordjyske Bank A.S.................................     3,195     63,083
    Norresundby Bank A.S...............................       880     35,225
    Novo Nordisk A.S. Class B..........................    33,175  1,314,180
#   Novo Nordisk A.S. Sponsored ADR....................   127,415  5,054,553
    Novozymes A.S. Class B.............................    82,541  3,566,843
    Pandora A.S........................................   109,149  6,262,274
#*  Parken Sport & Entertainment A.S...................     5,510     77,771
#   PER Aarsleff A.S. Class B..........................     2,722    443,921
#   Ringkjoebing Landbobank A.S........................     4,317    898,960
    Rockwool International A.S. Class B................    13,486  2,445,117
    Royal UNIBREW......................................    17,900  2,263,875
    Schouw & Co........................................    28,984  1,273,796
    SimCorp A.S........................................    38,708  1,419,140
    Solar A.S. Class B.................................     7,533    487,285
*   Spar Nord Bank A.S.................................    92,291    829,218

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
DENMARK -- (Continued)
*   Sydbank A.S........................................ 153,702 $  3,916,513
    TDC A.S............................................ 743,891    6,998,479
    Tivoli A.S.........................................      90       48,528
*   TK Development A.S................................. 116,132      140,869
*   Topdanmark A.S..................................... 175,195    4,633,863
*   TopoTarget A.S..................................... 133,513       75,987
*   Topsil Semiconductor Matls......................... 345,651       48,857
#*  Torm A.S...........................................  17,487        4,797
    Tryg A.S...........................................  31,327    2,991,558
    United International Enterprises...................   2,531      503,637
*   Vestas Wind Systems A.S............................ 324,959   10,755,039
*   Vestjysk Bank A.S..................................  23,224       38,161
*   William Demant Holding A.S.........................  21,639    1,991,348
#*  Zealand Pharma A.S.................................   4,177       55,539
                                                                ------------
TOTAL DENMARK..........................................          138,490,181
                                                                ------------
FINLAND -- (1.5%)
    Afarak Group Oyj................................... 207,434       97,890
    Ahlstrom Oyj.......................................  21,278      222,342
    Aktia Bank Oyj.....................................   1,669       18,274
    Alma Media Oyj.....................................  23,225       94,162
    Amer Sports Oyj.................................... 204,135    4,212,880
    Apetit Oyj.........................................   1,800       46,950
    Aspo Oyj...........................................   8,353       66,543
    Atria P.L.C........................................  20,310      214,356
    Bank of Aland P.L.C. Class B.......................   1,250       13,714
    BasWare Oyj........................................   4,560      179,897
#*  Biotie Therapies Oyj............................... 226,186      100,669
#   Cargotec Oyj.......................................  75,010    2,661,477
*   Caverion Corp...................................... 148,687    1,443,971
    Citycon Oyj........................................ 430,924    1,469,660
*   Comptel Oyj........................................  51,194       36,529
    Cramo Oyj..........................................  25,439      504,175
    Digia P.L.C........................................  10,944       60,604
*   Efore Oyj..........................................   7,109        6,328
    Elektrobit Oyj..................................... 432,247    1,594,359
#   Elisa Oyj.......................................... 133,912    3,432,780
#   Etteplan Oyj.......................................   7,036       29,718
    F-Secure Oyj.......................................  60,115      173,399
    Finnair Oyj........................................ 116,996      438,711
*   Finnlines Oyj......................................  17,325      190,824
    Fiskars Oyj Abp....................................  33,094      926,652
    Fortum Oyj......................................... 528,333   11,354,085
    HKScan Oyj Class A.................................  30,767      153,813
    Huhtamaki Oyj...................................... 141,331    3,505,438
    Ilkka-Yhtyma Oyj...................................  29,672      118,767
    Kemira Oyj......................................... 203,331    2,829,679
    Kesko Oyj Class A..................................   2,643       97,868
    Kesko Oyj Class B.................................. 129,832    4,784,698
#   Kone Oyj Class B...................................  88,029    3,572,287
    Konecranes Oyj.....................................  57,914    2,037,470
    Lassila & Tikanoja Oyj.............................  41,196      818,167
    Lemminkainen Oyj...................................  20,150      413,205

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
    Metsa Board Oyj....................................   368,948 $  1,466,332
#   Metso Oyj..........................................   163,519    5,104,387
#   Metso Oyj Sponsored ADR............................    10,246      322,990
*   Munksjo Oyj........................................    10,957       81,258
#   Neste Oil Oyj......................................   256,526    4,579,086
*   Nokia Oyj.......................................... 3,651,928   25,274,319
*   Nokia Oyj Sponsored ADR............................   159,500    1,103,740
    Nokian Renkaat Oyj.................................   118,147    4,970,774
    Okmetic Oyj........................................    21,251      135,712
    Olvi Oyj Class A...................................     7,926      295,551
    Oriola-KD Oyj Class A..............................     1,000        3,746
    Oriola-KD Oyj Class B..............................   161,750      573,579
    Orion Oyj Class A..................................    21,062      549,462
    Orion Oyj Class B..................................    62,405    1,628,795
#*  Outokumpu Oyj...................................... 1,400,954      815,252
#   Outotec Oyj........................................   114,539    1,166,604
    PKC Group Oyj......................................    25,842      807,672
    Pohjola Bank P.L.C. Class A........................   254,207    4,978,568
    Ponsse Oy..........................................    49,960      636,768
*   Poyry Oyj..........................................    24,775      139,867
    Raisio P.L.C. Class V..............................   231,148    1,401,292
    Ramirent Oyj.......................................   113,896    1,348,338
    Rapala VMC Oyj.....................................    14,912      102,512
#   Rautaruukki Oyj....................................   192,721    2,279,456
    Saga Furs Oyj......................................     3,026      132,414
    Sampo Class A......................................   348,674   16,167,270
#   Sanoma Oyj.........................................   152,085    1,198,984
    Sievi Capital P.L.C................................    17,754       29,398
#   Stockmann Oyj Abp(5462371).........................     8,998      135,795
#   Stockmann Oyj Abp(5462393).........................    41,930      635,805
    Stora Enso Oyj Class R............................. 1,020,207    9,521,868
    Stora Enso Oyj Sponsored ADR.......................   109,100    1,012,448
*   Talvivaara Mining Co. P.L.C........................   676,382       61,747
    Technopolis Oyj....................................   106,736      653,455
    Teleste Oyj........................................     6,970       44,021
    Tieto Oyj..........................................    97,271    2,135,703
    Tikkurila Oyj......................................    40,408    1,012,893
    UPM-Kymmene Oyj.................................... 1,036,652   15,878,014
    UPM-Kymmene Oyj Sponsored ADR......................    78,154    1,191,848
#   Uponor Oyj.........................................    69,886    1,118,170
    Vacon P.L.C........................................     3,678      268,969
#   Vaisala Oyj Class A................................     5,878      182,615
#*  Valmet Corp........................................   163,519    1,379,465
    Wartsila Oyj Abp...................................    88,040    4,767,539
#   YIT Oyj............................................   164,005    2,059,694
                                                                  ------------
TOTAL FINLAND..........................................            167,276,516
                                                                  ------------
FRANCE -- (7.1%)
    Accor SA...........................................    89,727    4,277,286
    Aeroports de Paris.................................    17,033    1,921,757
*   Air France-KLM.....................................   280,775    3,222,862
    Air Liquide SA.....................................    31,461    3,948,307
    Airbus Group NV....................................   103,350    7,321,856

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Akka Technologies SA...............................     3,689 $   116,434
    Albioma............................................    33,886     826,479
*   Alcatel-Lucent..................................... 2,216,400   8,864,871
#   Alcatel-Lucent Sponsored ADR....................... 1,716,276   6,779,290
    Alstom SA..........................................   121,978   3,445,406
    Altamir............................................    26,476     385,495
    Alten SA...........................................    36,418   1,639,894
    Altran Technologies SA.............................   229,907   2,100,235
    April..............................................    24,454     550,545
#*  Archos.............................................    27,729     143,584
    Arkema SA..........................................    76,582   8,156,970
    Assystem...........................................    21,508     599,631
*   Atari SA...........................................     9,569       8,002
    AtoS...............................................    70,407   6,157,165
    Aubay..............................................     3,818      46,324
*   Audika Groupe......................................     1,627      22,511
    Aurea SA...........................................       515       3,058
    AXA SA.............................................   618,459  16,222,765
    AXA SA Sponsored ADR...............................   468,270  12,320,184
    Axway Software SA..................................     4,011     149,073
#*  Beneteau SA........................................    51,664     788,164
*   Bigben Interactive.................................     9,396      92,964
    BioMerieux.........................................    12,333   1,296,811
    BNP Paribas SA.....................................   598,205  46,184,466
    Boiron SA..........................................    10,029     709,633
    Bollore SA(4572709)................................     6,763   3,645,397
*   Bollore SA(BDGTH22)................................        36      18,596
    Bonduelle SCA......................................    26,746     677,693
    Bongrain SA........................................     8,617     697,066
#   Bourbon SA.........................................    94,795   2,612,176
*   Boursorama.........................................    38,531     449,993
    Bouygues SA........................................   242,849   9,282,155
#*  Bull...............................................   116,750     579,091
    Bureau Veritas SA..................................    51,837   1,346,564
    Burelle SA.........................................        15      10,376
    Cap Gemini SA......................................   227,291  15,461,231
    Carrefour SA.......................................   264,093   9,074,863
    Casino Guichard Perrachon SA.......................    67,525   6,959,796
*   Cegedim SA.........................................     3,117      97,348
    Cegid Group........................................     8,806     319,088
*   CGG SA.............................................    80,827   1,200,637
#*  CGG SA Sponsored ADR...............................   123,954   1,833,280
#*  Chargeurs SA.......................................    22,786     155,710
    Christian Dior SA..................................    12,648   2,312,027
    Cie de St-Gobain...................................   478,561  25,096,936
    Cie Generale des Etablissements Michelin...........   161,011  16,936,796
    Ciments Francais SA................................     9,409     743,555
*   Club Mediterranee SA...............................    40,276     942,513
    CNP Assurances.....................................   204,756   4,006,198
*   Credit Agricole SA................................. 1,083,987  14,545,165
    Danone Sponsored ADR...............................    35,600     472,768
    Danone SA..........................................    49,719   3,282,352
    Dassault Systemes..................................     7,830     928,583

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Dassault Systemes ADR..............................   5,637 $   670,408
*   Derichebourg SA.................................... 167,046     575,104
    Devoteam SA........................................   2,950      58,614
    Edenred............................................ 159,086   4,439,167
    Eiffage SA.........................................  67,178   3,900,196
    Electricite de France SA........................... 130,017   4,413,624
    Electricite de Strasbourg..........................     606      83,809
#   Eramet.............................................   7,656     729,811
    Essilor International SA...........................  41,528   4,167,281
    Esso SA Francaise..................................   3,968     221,981
    Etablissements Maurel et Prom...................... 154,135   2,488,909
    Euler Hermes SA....................................  23,551   2,889,679
*   Euro Disney SCA....................................  19,225     110,880
    Eurofins Scientific SE.............................   5,218   1,327,383
    Eutelsat Communications SA.........................  80,867   2,453,621
    Exel Industries Class A............................   1,907     151,772
    Faiveley Transport SA..............................   9,557     696,086
*   Faurecia...........................................  90,296   3,555,095
#   Fimalac............................................   9,228     616,026
    Fleury Michon SA...................................     761      61,530
*   GameLoft SE........................................  28,347     258,799
    Gaumont SA.........................................     768      43,515
    GDF Suez........................................... 804,690  17,762,299
    GDF Suez Sponsored ADR.............................     668      14,823
#   GEA................................................      98      11,947
*   GECI International.................................  20,581          --
#   GL Events..........................................  15,834     359,595
#   Groupe Crit........................................   3,393     168,226
    Groupe Eurotunnel SA............................... 900,825   9,931,901
    Groupe Flo.........................................  10,366      42,448
*   Groupe Fnac........................................   6,439     199,805
    Groupe Open........................................   2,036      23,013
    Groupe Steria SCA..................................  67,370   1,363,035
    Guerbet............................................   4,780     164,939
*   Haulotte Group SA..................................  26,567     392,008
    Havas SA........................................... 423,456   3,319,108
#*  Hi-Media SA........................................  62,662     180,735
    Iliad SA...........................................   6,671   1,526,134
    Imerys SA..........................................  50,719   4,124,034
#   Ingenico...........................................  45,788   3,928,809
    Interparfums SA....................................   7,624     319,506
    Ipsen SA...........................................  22,120     927,941
    IPSOS..............................................  62,709   2,688,055
    Jacquet Metal Service..............................  22,869     417,696
    JCDecaux SA........................................  70,824   3,020,251
    Kering.............................................  51,515  10,274,077
    Korian.............................................   8,524     271,434
    L'Oreal SA.........................................  21,255   3,489,527
    L.D.C. SA..........................................     178      28,162
    Lafarge SA......................................... 186,003  13,332,272
#   Lafarge SA Sponsored ADR...........................  82,410   1,479,259
    Lagardere SCA...................................... 202,732   7,156,413
    Laurent-Perrier....................................   2,478     237,110

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
FRANCE -- (Continued)
    Lectra.............................................    34,613 $   369,030
    Legrand SA.........................................    57,831   3,065,447
    LISI...............................................     5,977   1,004,440
    LVMH Moet Hennessy Louis Vuitton SA................    47,802   8,503,679
#   Maisons France Confort.............................     3,179     129,604
    Manitou BF SA......................................    18,376     321,805
    Manutan International..............................     1,789     120,091
    Medica SA..........................................    66,925   1,915,996
    Mersen.............................................    24,275     757,995
#*  METabolic EXplorer SA..............................    41,028     168,500
    Metropole Television SA............................    70,158   1,520,303
    MGI Coutier........................................       111      16,188
    Montupet...........................................    24,322   1,291,552
*   Mr Bricolage.......................................     8,989     125,360
    Natixis............................................ 1,141,474   6,696,045
#   Naturex............................................     8,954     745,022
#   Neopost SA.........................................    49,405   4,186,041
    Nexans SA..........................................    52,267   2,449,248
    Nexity SA..........................................    52,899   2,112,481
    Norbert Dentressangle SA...........................     5,918     820,416
*   NRJ Group..........................................    63,138     658,235
    Orange SA.......................................... 1,049,141  12,987,558
#   Orange SA Sponsored ADR............................   212,700   2,633,226
*   Orco Property Group................................     3,090       7,325
    Orpea..............................................    52,619   2,882,959
*   Parrot SA..........................................     8,588     235,858
    Pernod-Ricard SA...................................    81,148   8,714,544
#*  Peugeot SA.........................................   486,891   7,471,586
*   Pierre & Vacances SA...............................     7,592     296,665
    Plastic Omnium SA..................................    91,242   2,358,492
    Publicis Groupe SA.................................    35,420   3,135,971
#   Publicis Groupe SA ADR.............................   100,092   2,219,040
    Rallye SA..........................................    50,325   1,972,705
#*  Recylex SA.........................................    32,570     160,954
#   Remy Cointreau SA..................................    20,829   1,553,061
    Renault SA.........................................   221,629  19,252,689
    Rexel SA...........................................   371,863   9,549,502
    Robertet SA........................................       752     169,311
    Rubis SCA..........................................    38,177   2,478,771
    Safran SA..........................................    86,261   6,130,244
    Saft Groupe SA.....................................    52,376   1,833,295
    Samse SA...........................................       546      59,306
    Sanofi.............................................   201,598  19,708,396
    Sanofi ADR.........................................   562,231  27,493,096
    Sartorius Stedim Biotech...........................     4,701     839,059
    Schneider Electric SA(4834108).....................   182,493  14,703,443
#   Schneider Electric SA(B11BPS1).....................    20,392   1,635,320
    SCOR SE............................................   306,426   9,927,117
    SEB SA.............................................    31,235   2,446,622
    Seche Environnement SA.............................     3,292     146,704
#*  Sequana SA.........................................    20,074     170,069
    SES SA.............................................    74,101   2,379,671
    Soc Mar Tunnel Prado Car...........................     7,833     336,077

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Societe BIC SA.....................................  24,301 $ 2,796,441
    Societe d'Edition de Canal +.......................  89,949     712,167
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................   1,430      80,334
    Societe Generale SA................................ 443,771  25,072,979
    Societe Internationale de Plantations d'Heveas SA..   2,402     164,429
    Societe Television Francaise 1..................... 216,091   3,986,365
    Sodexo()...........................................   8,908     878,119
#   Sodexo(7062713)....................................  13,978   1,376,601
    Sodexo Sponsored ADR...............................   3,800     375,820
#*  SOITEC............................................. 266,519     527,473
#*  Solocal Group...................................... 197,308     350,467
    Somfy SA...........................................   1,174     323,017
    Sopra Group SA.....................................   5,520     606,606
*   Spir Communication.................................   2,571      45,160
*   Ste Industrielle d'Aviation Latecoere SA...........  15,550     337,737
    STMicroelectronics NV(5962332)..................... 984,214   8,078,539
#   STMicroelectronics NV(861012102)................... 359,279   2,942,495
*   Store Electronic...................................      16         326
    Stref SA...........................................   3,632     291,790
    Suez Environnement Co.............................. 219,913   3,938,796
    Sword Group........................................   9,306     223,463
    Synergie SA........................................   4,516     104,202
*   Technicolor SA.....................................  70,128     347,338
*   Technicolor SA Sponsored ADR.......................   4,360      21,364
    Technip SA.........................................  13,148   1,121,122
#   Technip SA ADR..................................... 104,395   2,231,965
    Teleperformance.................................... 110,871   6,482,432
    Tessi SA...........................................   1,767     229,444
    Thales SA..........................................  77,339   5,032,796
*   Theolia SA......................................... 100,126     171,566
    Thermador Groupe...................................     134      12,655
    Total Gabon........................................     156      95,460
    Total SA........................................... 482,951  27,553,142
#   Total SA Sponsored ADR............................. 595,142  34,024,268
    Touax SA...........................................     718      19,082
#*  Transgene SA.......................................  15,279     263,064
*   Trigano SA.........................................  15,560     395,434
*   UBISOFT Entertainment.............................. 182,876   2,552,808
    Union Financiere de France BQE SA..................   1,141      27,786
    Valeo SA...........................................  92,629  10,336,037
    Vallourec SA....................................... 206,406  10,304,954
*   Valneva SE.........................................  13,249      89,593
    Veolia Environnement SA............................ 232,583   3,646,527
#   Veolia Environnement SA ADR........................  47,101     738,073
    Vetoquinol SA......................................      65       3,157
    Vicat..............................................  15,268   1,068,304
    VIEL & Cie SA......................................  48,096     147,918
#   Vilmorin & Cie SA..................................   8,353   1,094,617
    Vinci SA........................................... 192,143  12,564,082
    Virbac SA..........................................   2,717     606,783
    Vivendi SA......................................... 688,627  18,485,574
*   VM Materiaux SA....................................     811      31,186
    Vranken-Pommery Monopole SA........................   3,897     116,839

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Zodiac Aerospace...................................    42,703 $  7,533,434
                                                                  ------------
TOTAL FRANCE...........................................            786,486,071
                                                                  ------------
GERMANY -- (6.3%)
*   Aareal Bank AG.....................................   100,696    3,702,909
    Adidas AG..........................................    74,088    8,260,176
    Adler Modemaerkte AG...............................     9,607      124,288
*   ADVA Optical Networking SE.........................    90,910      468,034
#*  Air Berlin P.L.C...................................    74,923      202,147
*   Aixtron SE.........................................   114,799    1,749,235
#   Allgeier SE........................................     1,954       43,056
    Allianz SE.........................................   171,092   28,442,393
    Allianz SE ADR.....................................   984,886   16,408,201
    Amadeus Fire AG....................................     3,115      251,284
#   Analytik Jena AG...................................     4,322       80,465
*   AS Creation Tapeten................................       906       45,775
    Aurubis AG.........................................    53,974    3,119,980
    Axel Springer SE...................................    64,551    4,122,253
    BASF SE............................................    87,363    9,340,141
#   BASF SE Sponsored ADR..............................    58,000    6,225,140
#   Bauer AG...........................................    19,819      506,786
    Bayer AG...........................................    97,790   12,869,719
    Bayer AG Sponsored ADR.............................    10,700    1,412,389
    Bayerische Motoren Werke AG........................   199,733   21,681,687
    BayWa AG...........................................    25,903    1,349,739
    Bechtle AG.........................................    25,832    1,903,990
    Beiersdorf AG......................................    25,912    2,561,116
    Bertrandt AG.......................................     4,183      621,414
    Bijou Brigitte AG..................................     3,894      388,254
    Bilfinger SE.......................................    79,766    9,165,270
#   Biotest AG.........................................     4,237      464,434
    Borussia Dortmund GmbH & Co. KGaA..................   106,173      524,318
    Brenntag AG........................................    22,955    3,956,819
    CANCOM SE..........................................    20,695      920,191
    Carl Zeiss Meditec AG..............................    24,728      724,241
    CAT Oil AG.........................................    26,289      597,074
    Celesio AG.........................................   168,158    5,539,404
    CENIT AG...........................................    11,286      169,906
    CENTROTEC Sustainable AG...........................    19,354      499,407
    Cewe Stiftung & Co. KGAA...........................     9,486      558,119
*   Colonia Real Estate AG.............................     2,454       14,500
    Comdirect Bank AG..................................    63,110      717,821
*   Commerzbank AG..................................... 1,065,890   18,043,284
    CompuGroup Medical AG..............................    12,128      322,212
#*  Constantin Medien AG...............................    53,339      118,028
    Continental AG.....................................    78,125   16,766,789
    CropEnergies AG....................................    41,670      323,701
    CTS Eventim AG.....................................    13,064      666,599
    DAB Bank AG........................................    13,385       66,516
    Daimler AG.........................................   561,261   46,879,776
    Data Modul AG......................................     2,305       58,823
    DEAG Deutsche Entertainment AG.....................     1,086        6,765
#   Delticom AG........................................     3,099      134,164

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
#*  Deufol SE..........................................  10,845 $    14,234
    Deutsche Bank AG(5750355).......................... 338,130  16,275,697
#   Deutsche Bank AG(D18190898)........................ 258,743  12,466,238
    Deutsche Boerse AG.................................  57,987   4,452,959
*   Deutsche Lufthansa AG.............................. 410,154   9,742,825
    Deutsche Post AG................................... 639,180  22,075,860
    Deutsche Telekom AG................................ 919,942  14,874,664
#   Deutsche Telekom AG Sponsored ADR.................. 528,190   8,540,832
#   Deutsche Wohnen AG(B0YZ0Z5)........................ 213,681   3,998,914
*   Deutsche Wohnen AG(BFLR888)........................ 114,773   2,086,635
*   Deutz AG........................................... 175,567   1,742,299
*   Dialog Semiconductor P.L.C.........................  99,503   1,929,876
    DIC Asset AG.......................................   7,350      66,113
    DMG MORI SEIKI AG.................................. 119,906   3,857,954
    Dr Hoenle AG.......................................   7,908     134,698
    Draegerwerk AG & Co. KGaA..........................   3,042     308,296
    Drillisch AG.......................................  54,565   1,673,575
    Duerr AG...........................................  19,472   1,635,079
    E.ON SE............................................ 851,289  15,408,022
    E.ON SE Sponsored ADR.............................. 218,470   3,971,785
    Eckert & Ziegler AG................................   7,086     255,472
    Elmos Semiconductor AG.............................  19,536     325,176
    ElringKlinger AG...................................  47,388   1,747,970
#   Euromicron AG......................................  12,437     246,937
#*  Evotec AG.......................................... 154,547     852,581
    Fielmann AG........................................   5,987     668,179
*   First Sensor AG....................................   8,351      93,054
#*  Francotyp-Postalia Holding AG Class A..............   5,068      31,903
    Fraport AG Frankfurt Airport Services Worldwide....  64,940   4,792,029
    Freenet AG......................................... 199,431   6,080,649
    Fresenius Medical Care AG & Co. KGaA............... 151,766  10,695,150
#   Fresenius Medical Care AG & Co. KGaA ADR...........  53,000   1,870,370
    Fresenius SE & Co. KGaA............................ 117,852  18,396,882
    Fuchs Petrolub SE..................................   4,309     333,606
*   GAGFAH SA..........................................  57,918     832,530
    GEA Group AG....................................... 170,872   7,992,945
    Gerresheimer AG....................................  46,892   3,152,283
    Gerry Weber International AG.......................  11,433     508,041
    Gesco AG...........................................   5,066     502,533
    GFK SE.............................................  19,480   1,069,614
    GFT Technologies AG................................  27,506     257,994
    Grammer AG.........................................  24,986   1,177,032
    Grenkeleasing AG...................................   8,480     788,305
*   H&R AG.............................................  15,018     176,722
    Hamburger Hafen und Logistik AG....................  31,990     799,473
    Hannover Rueck SE..................................  90,591   7,186,567
#   Hawesko Holding AG.................................   1,492      79,724
    HeidelbergCement AG................................ 155,037  11,506,737
*   Heidelberger Druckmaschinen AG..................... 472,729   1,939,372
    Henkel AG & Co. KGaA...............................  22,389   2,175,802
    Highlight Communications AG........................  31,488     167,288
    Hochtief AG........................................  57,465   4,574,265
    Homag Group AG.....................................   1,531      40,203

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Hugo Boss AG.......................................  17,157 $ 2,167,515
    Indus Holding AG...................................  38,853   1,539,938
    Infineon Technologies AG........................... 398,549   4,095,097
    Infineon Technologies AG ADR....................... 511,176   5,244,666
*   Intershop Communications AG........................   3,523       8,400
    Isra Vision AG.....................................   5,417     291,740
    Jenoptik AG........................................ 100,557   1,686,396
*   Joyou AG...........................................      10         177
#   K+S AG............................................. 113,007   3,384,306
#*  Kloeckner & Co. SE................................. 208,427   3,105,478
    Koenig & Bauer AG..................................   3,131      52,651
    Kontron AG......................................... 102,915     711,990
    Krones AG..........................................  24,549   1,959,757
    KSB AG.............................................     214     136,908
#   KUKA AG............................................  37,550   1,791,742
    KWS Saat AG........................................   2,468     829,842
    Lanxess AG.........................................  86,828   5,690,144
    Leifheit AG........................................   3,113     141,717
    Leoni AG...........................................  67,389   5,217,708
    Linde AG...........................................  88,523  16,727,977
    LPKF Laser & Electronics AG........................  16,762     439,264
    MAN SE.............................................  32,663   3,976,245
*   Manz AG............................................   5,738     528,173
*   MasterFlex SE......................................     338       3,325
*   Mediclin AG........................................  13,261      77,800
#*  Medigene AG........................................   7,342      37,020
    Merck KGaA.........................................  35,512   5,498,720
    Metro AG........................................... 127,709   5,250,492
    MLP AG.............................................  83,654     640,390
#   Mobotix AG.........................................   2,823      56,956
*   Morphosys AG.......................................  16,252   1,420,932
    MTU Aero Engines AG................................  34,135   3,019,749
    Muehlbauer Holding AG & Co. KGaA...................   1,858      48,294
    Muenchener Rueckversicherungs AG................... 106,008  21,846,163
    MVV Energie AG.....................................  12,918     435,937
    Nemetschek AG......................................   3,422     243,500
    Nexus AG...........................................   2,391      35,388
*   Nordex SE.......................................... 103,557   1,372,466
    Norma Group SE.....................................  21,162   1,138,401
    OHB AG.............................................  13,143     348,742
*   Osram Licht AG.....................................  99,947   5,841,357
*   Patrizia Immobilien AG.............................  64,873     675,665
    Pfeiffer Vacuum Technology AG......................   8,351     990,905
#   PNE Wind AG........................................ 110,191     377,282
    Progress-Werk Oberkirch AG.........................   1,999     128,900
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..........................   1,221      22,673
#   Puma SE............................................   4,176   1,185,477
#   PVA TePla AG.......................................   8,269      31,336
*   QIAGEN NV.......................................... 351,324   7,705,789
    QSC AG............................................. 182,420     990,223
#   R Stahl AG.........................................   3,704     184,649
    Rational AG........................................   1,191     366,429

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    Rheinmetall AG.....................................    84,143 $  5,386,188
    Rhoen Klinikum AG..................................   181,202    5,339,633
    RIB Software AG....................................     5,099       59,610
    RWE AG.............................................   547,482   20,201,230
*   SAF-Holland SA.....................................   101,041    1,596,374
    Salzgitter AG......................................    75,912    3,348,688
    SAP AG.............................................    49,972    3,823,339
#   SAP AG Sponsored ADR...............................    54,592    4,171,921
    Schaltbau Holding AG...............................     3,626      227,911
    SGL Carbon SE......................................    52,919    1,972,484
    SHW AG.............................................     3,565      250,156
#   Siemens AG Sponsored ADR...........................   200,444   25,314,073
#*  Singulus Technologies AG...........................    93,150      311,279
    Sixt SE............................................    26,458      867,375
    SKW Stahl-Metallurgie Holding AG...................    10,141      162,043
*   Sky Deutschland AG.................................   392,287    3,559,438
#   SMA Solar Technology AG............................    15,938      666,196
#   SMT Scharf AG......................................     4,136      114,363
    Softing AG.........................................       858       17,157
    Software AG........................................    98,216    3,643,494
#*  Solarworld AG......................................       882       36,112
    Stada Arzneimittel AG..............................   118,558    5,642,391
*   Stroeer Media AG...................................    29,307      513,703
    Suedzucker AG......................................    87,688    2,185,330
#*  Suss Microtec AG...................................    38,692      377,116
    Symrise AG.........................................    78,949    3,595,001
    TAG Immobilien AG..................................   180,562    2,186,824
    Takkt AG...........................................    38,300      719,676
    Technotrans AG.....................................     4,636       47,572
    Telefonica Deutschland Holding AG..................    46,210      368,147
    Telegate AG........................................     6,801       52,395
*   ThyssenKrupp AG....................................   244,148    6,269,618
*   Tipp24 SE..........................................    10,935      736,343
#*  Tom Tailor Holding AG..............................    33,815      693,970
#   Tomorrow Focus AG..................................     7,335       40,489
#*  TUI AG.............................................   313,922    5,343,199
    United Internet AG.................................    61,485    2,685,435
    Volkswagen AG......................................    17,372    4,206,735
    Vossloh AG.........................................     8,010      760,886
    VTG AG.............................................    20,718      400,151
    Wacker Chemie AG...................................    28,914    3,428,809
    Wacker Neuson SE...................................    36,603      616,095
    Washtec AG.........................................    51,952      760,205
    Wincor Nixdorf AG..................................    23,295    1,654,827
    Wirecard AG........................................     1,690       73,865
    XING AG............................................     2,319      263,766
                                                                  ------------
TOTAL GERMANY..........................................            694,087,078
                                                                  ------------
GREECE -- (0.0%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................    69,510           --
    Autohellas SA......................................       791        8,833
*   Bank of Cyprus P.L.C............................... 1,186,156           --

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GREECE -- (Continued)
*   Diagnostic & Therapeutic Center of Athens Hygeia SA    64,268 $    35,521
*   Euromedica SA......................................     4,548       1,956
*   Halcor SA..........................................    55,380      52,200
    Hellenic Petroleum SA..............................   164,053   1,591,263
*   Hellenic Telecommunications Organization SA
      Sponsored ADR....................................     5,530      39,871
*   JUMBO SA...........................................       550       9,353
*   Marfin Investment Group Holdings SA................ 1,013,154     580,196
*   National Bank of Greece SA.........................   167,277     740,568
*   Piraeus Bank SA....................................         1           1
*   Proton Bank SA.....................................    33,481          --
*   Sidenor Steel Products Manufacturing Co. SA........    28,031      60,824
*   T Bank SA..........................................    46,506          --
*   Terna Energy SA....................................        --          --
    Thessaloniki Port Authority SA.....................     1,127      35,030
*   TT Hellenic Postbank SA............................   225,165          --
                                                                  -----------
TOTAL GREECE...........................................             3,155,616
                                                                  -----------
HONG KONG -- (2.4%)
#   AAC Technologies Holdings, Inc.....................   295,000   1,263,918
    Aeon Stores Hong Kong Co., Ltd.....................    32,000      39,842
    AIA Group, Ltd..................................... 3,339,000  15,434,333
    Alco Holdings, Ltd.................................   356,000      61,840
    Allied Group, Ltd..................................    72,000     305,409
    Allied Properties HK, Ltd.......................... 2,868,393     556,161
*   Anxian Yuan China Holdings, Ltd.................... 1,560,000      39,205
*   Apac Resources, Ltd................................ 4,320,000      84,322
    APT Satellite Holdings, Ltd........................   507,500     639,191
    Arts Optical International Hldgs...................    70,000      17,065
    Asia Financial Holdings, Ltd.......................   270,000     111,613
    Asia Satellite Telecommunications Holdings, Ltd....   148,000     572,045
    Asia Standard International Group..................   544,745     128,682
#   ASM Pacific Technology, Ltd........................   105,100     984,203
    Associated International Hotels, Ltd...............    79,000     224,535
    Aupu Group Holding Co., Ltd........................   400,000      46,370
    Bank of East Asia, Ltd............................. 1,204,746   4,577,680
*   Birmingham International Holdings, Ltd............. 1,534,000          --
    BOC Hong Kong Holdings, Ltd........................ 1,680,500   5,118,280
    Bonjour Holdings, Ltd.............................. 1,036,000     203,531
    Bossini International Hldg......................... 1,204,000      99,567
*   Brightoil Petroleum Holdings, Ltd.................. 2,533,000     694,420
*   Brockman Mining, Ltd............................... 2,850,520     148,579
*   Burwill Holdings, Ltd.............................. 6,423,600     498,222
#   Cafe de Coral Holdings, Ltd........................   224,000     686,491
#   Cathay Pacific Airways, Ltd........................ 1,150,000   2,392,453
*   Champion Technology Holdings, Ltd..................    17,325         461
    Chen Hsong Holdings................................   360,000     109,851
    Cheuk Nang Holdings, Ltd...........................    97,261      94,605
    Cheung Kong Holdings, Ltd..........................   831,000  12,359,039
    Cheung Kong Infrastructure Holdings, Ltd...........   524,045   3,078,013
*   Cheung Wo International Holdings, Ltd..............    90,000       9,419
    Chevalier International Holdings, Ltd..............   107,913     185,282
*   China Billion Resources, Ltd....................... 5,752,080          --
#*  China Daye Non-Ferrous Metals Mining, Ltd.......... 1,934,000      47,506

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    China Electronics Corp. Holdings Co., Ltd..........    712,000 $  163,990
*   China Energy Development Holdings, Ltd.............  5,924,000     54,590
*   China Environmental Investment Holdings, Ltd.......  1,845,000     43,242
    China Financial Services Holdings, Ltd.............    304,000     21,900
*   China Flavors & Fragrances Co., Ltd................     24,890      4,561
*   China Infrastructure Investment, Ltd...............  2,032,000     36,920
    China Metal International Holdings, Inc............    540,000    183,543
*   China Nuclear Industry 23 International Corp., Ltd.    274,000     42,617
*   China Renji Medical Group, Ltd..................... 11,550,000     47,658
*   China Solar Energy Holdings, Ltd...................  1,033,500     17,971
    China Ting Group Holdings, Ltd.....................    692,000     48,043
*   China Tycoon Beverage Holdings, Ltd................     60,000        124
#   Chong Hing Bank, Ltd...............................    257,000  1,027,990
#   Chow Sang Sang Holdings International, Ltd.........    542,000  1,452,037
#   Chow Tai Fook Jewellery Group, Ltd.................    406,200    591,500
    Chu Kong Shipping Enterprise Group Co., Ltd........    774,000    217,796
    Chuang's China Investments, Ltd....................    831,813     55,430
    Chuang's Consortium International, Ltd.............  1,569,487    213,428
    Chun Wo Development Holdings, Ltd..................    348,000     22,564
    CITIC Telecom International Holdings, Ltd..........  2,442,000    736,597
    CK Life Sciences International Holdings, Inc.......  4,956,000    478,778
    CLP Holdings, Ltd..................................    261,000  1,974,192
*   COL Capital, Ltd...................................     64,000     15,586
*   Cosmos Machinery Enterprises, Ltd..................     24,600      1,825
*   CP Lotus Corp......................................  1,420,000     32,505
#   Cross-Harbour Holdings, Ltd. (The).................    102,000     83,288
    CSI Properties, Ltd................................  5,784,200    212,675
*   Culture Landmark Investment, Ltd...................    103,000      6,732
*   Culturecom Holdings, Ltd...........................    900,000    174,263
*   Cw Group Holdings, Ltd.............................    108,000     28,203
    Dah Sing Banking Group, Ltd........................    799,022  1,160,158
    Dah Sing Financial Holdings, Ltd...................    307,650  1,463,114
    Dan Form Holdings Co., Ltd.........................  1,227,900    123,066
    Dickson Concepts International, Ltd................    446,500    252,723
*   Digital Domain Holdings, Ltd.......................    660,000      8,767
    Dorsett Hospitality International, Ltd.............  1,077,000    203,356
    Eagle Nice International Holdings, Ltd.............    534,000     90,796
    EcoGreen Fine Chemicals Group, Ltd.................    304,000     68,467
*   EganaGoldpfeil Holdings, Ltd.......................    209,588         --
    Emperor Capital Group, Ltd.........................    204,000     10,289
    Emperor Entertainment Hotel, Ltd...................  1,085,000    604,211
    Emperor International Holdings.....................  2,276,416    598,672
    Emperor Watch & Jewellery, Ltd.....................  7,500,000    492,682
*   Enviro Energy International Holdings, Ltd..........    408,000      7,504
*   EPI Holdings, Ltd..................................  6,758,000    220,942
#*  Esprit Holdings, Ltd...............................  3,462,913  6,519,028
*   eSun Holdings, Ltd.................................  1,365,000    186,540
    Fairwood, Ltd......................................     80,000    162,056
#   Far East Consortium International, Ltd.............  1,965,866    724,029
*   FIH Mobile, Ltd....................................  3,970,000  1,972,098
    First Pacific Co., Ltd.............................  4,263,756  4,212,463
*   Fountain SET Holdings, Ltd.........................  1,150,000    157,469
    Four Seas Mercantile Hldg..........................     36,000     24,845

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Fujikon Industrial Holdings, Ltd...................    132,000 $    31,271
    Future Bright Holdings, Ltd........................     66,000      37,447
*   G-Resources Group, Ltd............................. 47,755,200   1,204,484
*   Galaxy Entertainment Group, Ltd....................    415,000   4,056,452
*   Genting Hong Kong, Ltd.............................    678,000     270,543
    Get Nice Holdings, Ltd.............................  6,384,000     281,245
#   Giordano International, Ltd........................  1,604,000   1,151,022
    Glorious Sun Enterprises, Ltd......................    796,000     182,061
    Gold Peak Industries Holding, Ltd..................    453,000      44,268
    Golden Resources Development International, Ltd....    676,000      36,230
    Guangnan Holdings, Ltd.............................    756,000      99,171
    Guotai Junan International Holdings, Ltd...........    884,000     462,111
#   Haitong International Securities Group, Ltd........    786,192     410,458
    Hang Lung Group, Ltd...............................    717,000   3,265,745
    Hang Lung Properties, Ltd..........................  1,987,000   5,569,028
    Hang Seng Bank, Ltd................................    148,400   2,341,144
*   Hao Tian Development Group, Ltd....................    780,000      26,059
    Harbour Centre Development, Ltd....................    158,000     275,927
    Henderson Land Development Co., Ltd................  1,450,906   7,842,201
*   Heng Fai Enterprises, Ltd..........................    100,000       5,628
    HKR International, Ltd.............................    895,962     414,063
    Hon Kwok Land Investment Co., Ltd..................    234,000      80,431
    Hong Kong & China Gas Co., Ltd.....................    760,970   1,566,594
    Hong Kong Aircraft Engineering Co., Ltd............     26,800     347,298
    Hong Kong Exchanges and Clearing, Ltd..............    236,758   3,718,360
*   Hong Kong Television Network, Ltd..................    406,000     152,765
*   Hong Kong Television Network, Ltd. ADR.............     20,634     151,454
#   Hongkong & Shanghai Hotels (The)...................    867,924   1,187,307
    Hongkong Chinese, Ltd..............................  1,625,143     395,761
    Hop Hing Group Holdings, Ltd.......................    252,000       8,499
    Hopewell Holdings, Ltd.............................  1,093,500   3,774,722
    Hsin Chong Construction Group, Ltd.................  1,088,000     148,761
    Hung Hing Printing Group, Ltd......................    528,524      77,021
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  2,952,000   1,083,052
    Hutchison Whampoa, Ltd.............................  1,030,000  12,762,062
*   Hybrid Kinetic Group, Ltd..........................    896,000      15,247
#   Hysan Development Co., Ltd.........................    513,215   2,023,290
*   I-CABLE Communications, Ltd........................    881,000      78,381
*   Imagi International Holdings, Ltd.................. 11,808,000     135,166
#*  Integrated Waste Solutions Group Holdings, Ltd.....    746,000      38,435
*   International Standard Resources Holdings Ltd......  4,042,500      67,439
    IPE Group, Ltd.....................................  1,225,000      81,824
*   IRC, Ltd...........................................  1,958,000     178,562
#   IT, Ltd............................................  1,037,087     262,712
    ITC Properties Group, Ltd..........................    130,400      51,515
*   Jinhui Holdings, Ltd...............................    167,000      41,424
*   JLF Investment Co., Ltd............................    250,000      16,005
#   Johnson Electric Holdings, Ltd.....................  2,360,500   2,112,794
    K Wah International Holdings, Ltd..................  2,353,506   1,835,253
    Ka Shui International Holdings, Ltd................     78,000      23,913
    Kam Hing International Holdings, Ltd...............     74,000       5,929
    Kantone Holdings, Ltd..............................  2,444,360      43,113
*   Kerry Logistics Network, Ltd.......................    390,791     659,389

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Kerry Properties, Ltd..............................    921,583 $2,955,783
*   King Stone Energy Group, Ltd.......................  1,196,000     45,004
    Kingmaker Footwear Holdings, Ltd...................    754,000    148,897
    Kingston Financial Group, Ltd......................  3,751,000    419,761
*   Ko Yo Chemical Group, Ltd..........................  5,180,000     61,811
    Kowloon Development Co., Ltd.......................    740,000    862,307
#   L'Occitane International SA........................    445,000    887,606
*   Lai Sun Development................................ 19,665,666    487,427
*   Lai Sun Garment International, Ltd.................    158,400     24,657
    Lam Soon Hong Kong, Ltd............................     12,000     10,775
*   Landsea Green Properties Co., Ltd..................    124,000     11,359
    Lee's Pharmaceutical Holdings, Ltd.................    100,000     93,618
    Lerado Group Holding Co., Ltd......................    672,000     85,952
#   Li & Fung, Ltd.....................................  2,089,250  2,903,163
    Lifestyle International Holdings, Ltd..............    512,500    920,283
    Lippo China Resources, Ltd.........................  5,036,000    249,532
    Lippo, Ltd.........................................    290,000    165,638
#   Liu Chong Hing Investment, Ltd.....................    214,000    424,601
    Luen Thai Holdings, Ltd............................    336,000    106,196
#   Luk Fook Holdings International, Ltd...............    826,000  2,655,374
    Luks Group Vietnam Holdings Co., Ltd...............    130,000     41,155
    Lung Kee Bermuda Holdings..........................    280,000    101,500
    Magnificent Estates................................  4,256,000    196,365
#   Man Wah Holdings, Ltd..............................    806,000  1,464,840
    Man Yue Technology Holdings, Ltd...................    254,000     32,407
*   Mei Ah Entertainment Group, Ltd....................  3,200,000     49,145
*   Melco Crown Entertainment, Ltd. ADR................      2,488    101,983
    Melco International Development, Ltd...............  1,584,000  5,726,333
    MGM China Holdings, Ltd............................    315,200  1,233,390
#   Midland Holdings, Ltd..............................  1,278,000    581,666
    Ming Fai International Holdings, Ltd...............    453,000     45,667
*   Ming Fung Jewellery Group, Ltd.....................  3,484,000     61,631
    Miramar Hotel & Investment.........................    241,000    303,696
#*  Mongolian Mining Corp..............................  2,378,500    257,628
    MTR Corp., Ltd.....................................    565,214  1,998,998
    NagaCorp, Ltd......................................  1,028,000    983,605
    Natural Beauty Bio-Technology, Ltd.................     70,000      3,990
#*  Neo-Neon Holdings, Ltd.............................  1,247,000    270,013
*   Neptune Group, Ltd.................................  1,780,000     69,745
    New Century Group Hong Kong, Ltd...................    623,200     12,236
    New World Development Co., Ltd.....................  4,474,826  5,596,100
#   Newocean Energy Holdings, Ltd......................  1,826,000  1,557,748
*   Next Media, Ltd....................................  1,192,000    140,019
*   Norstar Founders Group, Ltd........................     84,000      6,924
*   North Asia Resources Holdings, Ltd.................    615,000     12,190
    NWS Holdings, Ltd..................................  1,427,080  2,065,725
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  2,130,000    144,654
    Orient Overseas International, Ltd.................    475,500  1,980,548
#   Oriental Watch Holdings............................  1,152,240    296,192
    Pacific Andes International Holdings, Ltd..........  2,950,274    121,780
    Pacific Basin Shipping, Ltd........................  3,398,000  2,098,667
    Pacific Textile Holdings, Ltd......................    601,000    855,498
    Paliburg Holdings, Ltd.............................    728,790    234,531

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
*   Paradise Entertainment, Ltd........................   160,000 $   104,681
    PCCW, Ltd.......................................... 5,846,000   2,660,765
    PCCW, Ltd. ADR.....................................     7,400      33,818
#*  Peace Mark Holdings, Ltd...........................   308,000          --
*   Pearl Oriental Oil, Ltd............................ 2,842,627      85,184
    Pegasus International Holdings, Ltd................    82,000      11,889
    Pico Far East Holdings, Ltd........................ 1,042,000     296,997
    Playmates Holdings, Ltd............................    73,400     101,671
*   Playmates Toys, Ltd................................   344,000     162,382
    PNG Resources Holdings, Ltd........................ 7,904,000      79,999
    Polytec Asset Holdings, Ltd........................ 3,035,000     438,862
    Power Assets Holdings, Ltd.........................   409,000   3,066,908
    Prada SpA..........................................    51,600     378,551
    Public Financial Holdings, Ltd.....................   464,000     220,041
    PYI Corp., Ltd..................................... 5,416,552     121,802
    Regal Hotels International Holdings, Ltd...........   903,400     472,258
*   Richfield Group Holdings, Ltd...................... 2,392,000      68,829
*   Rising Development Holdings, Ltd...................   278,000      67,488
#   SA SA International Holdings, Ltd..................   698,000     669,023
#   Samsonite International SA.........................   954,000   2,621,864
*   Sandmartin International Holdings, Ltd.............   270,000      16,125
    Sands China, Ltd...................................   267,600   2,058,401
    SAS Dragon Hldg, Ltd...............................    40,000      22,054
*   SCMP Group, Ltd....................................    10,000         243
    SEA Holdings, Ltd..................................   246,000     134,996
    Shangri-La Asia, Ltd............................... 1,564,166   2,582,905
    Shenyin Wanguo HK, Ltd.............................   470,000     156,851
*   Shougang Concord Technology Holdings............... 1,600,000      87,071
    Shun Tak Holdings, Ltd............................. 3,682,250   2,129,484
#*  Silver base Group Holdings, Ltd....................   470,000      59,734
*   Simsen International Corp., Ltd....................     6,000       8,284
    Sing Tao News Corp., Ltd...........................   490,000      70,991
    Singamas Container Holdings, Ltd................... 2,778,000     628,330
*   Sino Distillery Group, Ltd.........................   460,000      45,292
    Sino Land Co., Ltd................................. 4,126,584   5,487,923
*   Sino-Tech International Holdings, Ltd.............. 7,000,000      42,228
*   Sinocop Resources Holdings, Ltd....................   100,000       8,680
    Sitoy Group Holdings, Ltd..........................     4,000       2,119
    SJM Holdings, Ltd..................................   671,699   2,077,672
#   SmarTone Telecommunications Holdings, Ltd..........   586,803     649,526
    SOCAM Development, Ltd.............................   432,488     418,113
*   Solomon Systech International, Ltd................. 2,156,000     116,440
    Soundwill Holdings, Ltd............................    36,000      64,077
*   South China China, Ltd............................. 1,088,000      93,964
#   Stella International Holdings, Ltd.................   241,000     567,565
    Stelux Holdings International, Ltd.................   637,600     185,961
*   Success Universe Group, Ltd........................ 2,804,000     166,105
    Sun Hing Vision Group Holdings, Ltd................   122,000      37,916
#   Sun Hung Kai & Co., Ltd............................ 1,283,787     742,831
    Sun Hung Kai Properties, Ltd....................... 1,011,036  12,347,494
*   Sustainable Forest Holdings, Ltd...................   681,250      13,569
    Swire Pacific, Ltd. Class A........................     5,500      59,335
    Swire Pacific, Ltd. Class B........................     7,500      15,603

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    Swire Properties, Ltd..............................   346,450 $  897,001
*   Symphony Holdings, Ltd.............................   511,500     27,127
    TAI Cheung Holdings................................   578,000    412,448
    TAI Sang Land Developement, Ltd....................   145,523     71,366
*   Talent Property Group, Ltd......................... 1,245,000     18,689
#   Tan Chong International, Ltd.......................   372,000    143,320
    Tao Heung Holdings, Ltd............................    36,000     25,677
#*  Taung Gold International, Ltd...................... 3,200,000     12,365
*   Technovator International, Ltd.....................   112,000     44,160
    Techtronic Industries Co........................... 1,775,000  4,582,095
    Television Broadcasts, Ltd.........................   254,700  1,593,927
*   Termbray Industries International..................   112,000     10,910
#   Texwinca Holdings, Ltd.............................   922,000    883,835
#*  Titan Petrochemicals Group, Ltd.................... 3,200,000      1,030
*   Tom Group, Ltd.....................................   834,000    265,964
*   Town Health International Investments, Ltd.........   240,835     78,364
    Tradelink Electronic Commerce, Ltd.................   818,000    239,027
    Transport International Holdings, Ltd..............   291,800    585,908
#   Trinity, Ltd....................................... 2,536,000    732,885
*   TSC Group Holdings, Ltd............................ 1,018,000    471,852
    Tse Sui Luen Jewellery International, Ltd..........    60,000     23,411
#*  United Laboratories International Holdings, Ltd.
      (The)............................................ 1,187,500    681,157
*   Universal Technologies Holdings, Ltd...............   880,000     50,188
*   Universe International Holdings, Ltd............... 2,910,000     92,600
*   Value Convergence Holdings, Ltd....................   252,000     35,435
#   Value Partners Group, Ltd..........................   950,000    617,219
    Varitronix International, Ltd......................   553,000    600,138
    Vedan International Holdings, Ltd.................. 1,192,000     65,805
    Victory City International Holdings, Ltd........... 1,670,326    250,087
    Vitasoy International Holdings, Ltd................   552,000    766,907
    VST Holdings, Ltd.................................. 1,491,200    387,751
#   VTech Holdings, Ltd................................   135,900  1,644,138
    Wai Kee Holdings, Ltd..............................   222,000     57,365
    Wang On Group, Ltd................................. 7,460,000    129,512
    Wharf Holdings, Ltd................................   962,750  6,553,843
    Wheelock & Co., Ltd................................ 1,072,000  4,347,799
    Win Hanverky Holdings, Ltd.........................   530,000     85,142
    Wing Hang Bank, Ltd................................   324,894  4,656,307
#   Wing On Co. International, Ltd.....................   123,137    324,764
    Wing Tai Properties, Ltd...........................   374,000    226,523
    Wong's Kong King International.....................   110,000      9,459
    Wynn Macau, Ltd....................................   389,200  1,650,528
    Xinyi Glass Holdings, Ltd.......................... 3,204,000  2,595,905
*   Xinyi Solar Holdings, Ltd.......................... 3,204,000    672,676
    Yau Lee Holdings, Ltd..............................   218,000     43,735
    Yeebo International Hldg...........................    26,000      3,925
    YGM Trading, Ltd...................................   103,000    222,659
    Yue Yuen Industrial Holdings, Ltd.................. 1,034,000  3,190,201
*   Yugang International, Ltd.......................... 4,450,000     30,539

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
HONG KONG -- (Continued)
*   Zhuhai Holdings Investment Group, Ltd..............   642,000 $    114,370
                                                                  ------------
TOTAL HONG KONG........................................            265,352,237
                                                                  ------------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................    37,607       72,942
*   Anglo Irish Bank Corp. P.L.C.......................   457,521           --
*   Anglo Irish Bank Corp. P.L.C. (B06H8J9)............   165,847           --
*   Bank of Ireland.................................... 8,002,955    3,168,035
#*  Bank of Ireland Sponsored ADR......................   126,573    2,150,475
    C&C Group P.L.C.(B010DT8)..........................    24,767      139,975
    C&C Group P.L.C.(B011Y09)..........................   470,241    2,667,421
    CRH P.L.C.(4182249)................................   161,099    4,141,275
    CRH P.L.C.(0182704)................................    71,685    1,844,835
#   CRH P.L.C. Sponsored ADR...........................   424,196   10,986,676
    Dragon Oil P.L.C...................................   312,945    2,974,162
    FBD Holdings P.L.C.(4330231).......................    18,959      454,577
    FBD Holdings P.L.C.(0329028).......................    18,709      459,021
    Glanbia P.L.C.(4058629)............................    33,107      480,613
    Glanbia P.L.C.(0066950)............................    74,909    1,091,274
    IFG Group P.L.C....................................    45,155      107,659
    Irish Continental Group P.L.C......................     6,787      253,675
*   Kenmare Resources P.L.C............................   357,459      105,875
    Kerry Group P.L.C. Class A(4519579)................    17,572    1,181,901
    Kerry Group P.L.C. Class A(0490656)................    76,886    5,198,824
    Kingspan Group P.L.C.(4491235).....................   183,418    3,501,853
    Kingspan Group P.L.C.(0492793).....................    19,320      368,241
    Paddy Power P.L.C.(4828974)........................    13,811    1,089,167
    Paddy Power P.L.C.(0258810)........................     7,672      606,139
    Smurfit Kappa Group P.L.C..........................   207,055    4,848,240
                                                                  ------------
TOTAL IRELAND..........................................             47,892,855
                                                                  ------------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.....................   165,781      370,021
*   Africa Israel Properties, Ltd......................    18,481      286,415
*   Airport City, Ltd..................................    35,646      328,814
*   AL-ROV Israel, Ltd.................................     7,378      270,151
*   Allot Communications, Ltd..........................     5,559       89,566
*   Alon Blue Square Israel, Ltd.......................    25,445       99,158
*   Alrov Properties and Lodgings, Ltd.................     1,870       53,011
    Amot Investments, Ltd..............................    89,527      266,018
*   AudioCodes, Ltd....................................    29,705      214,264
    Avgol Industries 1953, Ltd.........................    30,929       28,722
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    20,709       19,505
    Azrieli Group......................................    68,456    2,156,740
    Babylon, Ltd.......................................    23,921       54,311
    Bank Hapoalim BM................................... 1,197,099    6,216,211
*   Bank Leumi Le-Israel BM............................ 1,483,385    5,634,835
    Bayside Land Corp..................................       972      259,572
    Bezeq The Israeli Telecommunication Corp., Ltd.....   937,462    1,428,622
    Big Shopping Centers 2004, Ltd.....................       221        8,455
*   Bio-cell, Ltd......................................       937        6,544
*   BioLine RX, Ltd....................................    81,468       23,542

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
ISRAEL -- (Continued)
    Cellcom Israel, Ltd.(B23WQK8)......................    15,074 $  187,268
    Cellcom Israel, Ltd.(M2196U109)....................    19,770    246,927
*   Ceragon Networks, Ltd..............................    14,237     44,103
#*  Clal Biotechnology Industries, Ltd.................    54,020    123,200
    Clal Insurance Enterprises Holdings, Ltd...........    40,949    740,750
*   Compugen, Ltd......................................     1,314     14,232
    Delek Automotive Systems, Ltd......................    30,910    319,353
    Delek Group, Ltd...................................     3,983  1,421,068
    Delta-Galil Industries, Ltd........................     6,607    193,362
*   El Al Israel Airlines..............................   152,065     24,707
    Elbit Systems, Ltd.................................    31,099  1,747,385
    Electra, Ltd.......................................     2,080    291,981
*   Elron Electronic Industries, Ltd...................    20,508    176,098
*   Evogene, Ltd.......................................    16,344    289,653
*   EZchip Semiconductor, Ltd.(6554998)................     2,588     64,159
#*  EZchip Semiconductor, Ltd.(M4146Y108)..............    24,727    603,091
    First International Bank Of Israel, Ltd............    55,016    871,436
    FMS Enterprises Migun, Ltd.........................     3,360     34,368
    Formula Systems 1985, Ltd..........................    10,365    268,013
    Fox Wizel, Ltd.....................................       854     23,775
    Frutarom Industries, Ltd...........................    54,460  1,185,884
*   Gilat Satellite Networks, Ltd.(M51474118)..........     4,324     20,150
*   Gilat Satellite Networks, Ltd.(B01BZ39)............    28,182    132,161
*   Given Imaging, Ltd.................................    15,854    470,140
    Golf & Co., Ltd....................................    12,895     43,202
*   Hadera Paper, Ltd..................................     3,551    175,669
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   225,250  1,270,585
#   Industrial Buildings Corp..........................    69,029    124,112
    Israel Chemicals, Ltd..............................    96,757    790,956
*   Israel Discount Bank, Ltd. Class A................. 1,511,176  2,591,540
    Israel Land Development Co., Ltd. (The)............     7,214     31,717
    Ituran Location and Control, Ltd.(B0LDC23).........    17,900    390,985
    Ituran Location and Control, Ltd.(M6158M104).......     1,690     37,518
*   Jerusalem Oil Exploration..........................    18,470    742,360
#*  Kamada, Ltd........................................    23,951    363,735
    Magic Software Enterprises, Ltd....................    10,713     85,686
    Matrix IT, Ltd.....................................    60,110    313,293
#*  Mazor Robotics, Ltd................................    29,389    370,146
    Meitav DS Investments, Ltd.........................    17,159     54,554
    Melisron, Ltd......................................    19,497    507,536
    Menorah Mivtachim Holdings, Ltd....................    49,512    579,822
    Migdal Insurance & Financial Holding, Ltd..........   501,658    813,350
    Mivtach Shamir Holdings Ltd........................     8,248    280,587
    Mizrahi Tefahot Bank, Ltd..........................   273,371  3,329,350
*   Naphtha Israel Petroleum Corp., Ltd................    35,462    241,226
*   Neto ME Holdings, Ltd..............................     1,394     73,607
    NICE Systems, Ltd. Sponsored ADR...................    59,036  2,328,970
#*  Nitsba Holdings 1995, Ltd..........................    35,676    523,833
*   Nova Measuring Instruments, Ltd....................     9,797    106,471
*   Oil Refineries, Ltd................................ 1,816,986    519,331
    Ormat Industries...................................   109,015    717,035
    Osem Investments, Ltd..............................    29,010    644,269
*   Partner Communications Co., Ltd....................    46,513    398,433

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
ISRAEL -- (Continued)
*   Partner Communications Co., Ltd. ADR...............    11,519 $    98,430
    Paz Oil Co., Ltd...................................     6,085     901,737
    Phoenix Holdings, Ltd. (The).......................   112,651     393,895
#   Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     5,494     317,713
    Shikun & Binui, Ltd................................   185,607     432,778
    Shufersal, Ltd.....................................    71,447     270,216
    Strauss Group, Ltd.................................    43,223     758,589
    Teva Pharmaceutical Industries, Ltd................       264      11,767
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.   343,927  15,349,462
*   Tower Semiconductor, Ltd...........................    22,626     137,817
*   Union Bank of Israel...............................    38,349     167,886
                                                                  -----------
TOTAL ISRAEL...........................................            64,597,909
                                                                  -----------
ITALY -- (2.3%)
    A2A SpA............................................ 1,671,529   1,798,397
    ACEA SpA...........................................    68,749     755,624
#*  Acotel Group SpA...................................       164       4,664
    Aeroporto di Venezia Marco Polo SpA - SAVE.........    28,144     477,311
    Alerion Cleanpower SpA.............................    26,596     117,104
    Amplifon SpA.......................................    74,575     401,486
    Ansaldo STS SpA....................................    72,030     801,685
*   Arnoldo Mondadori Editore SpA......................   275,035     496,670
    Ascopiave SpA......................................    48,861     129,974
    Assicurazioni Generali SpA.........................   522,729  11,278,838
    Astaldi SpA........................................    95,987     912,712
    Atlantia SpA.......................................   177,835   4,044,925
*   Autogrill SpA......................................    76,248     698,112
    Azimut Holding SpA.................................   104,546   3,021,805
#*  Banca Carige SpA................................... 1,148,187     613,530
#   Banca Finnat Euramerica SpA........................    48,133      28,117
    Banca Generali SpA.................................    26,834     820,068
    Banca IFIS SpA.....................................    30,778     500,596
#*  Banca Monte dei Paschi di Siena SpA................ 8,896,834   2,016,554
*   Banca Piccolo Credito Valtellinese Scarl...........   855,787   1,381,736
*   Banca Popolare dell'Emilia Romagna SC..............   639,553   6,024,558
#*  Banca Popolare dell'Etruria e del Lazio............    20,702      19,241
#*  Banca Popolare di Milano Scarl..................... 5,931,771   3,578,743
    Banca Popolare di Sondrio Scarl....................   454,091   2,527,949
#   Banca Profilo SpA..................................   191,941      63,514
    Banco di Desio e della Brianza SpA.................    50,037     176,028
#*  Banco Popolare..................................... 3,568,925   6,111,044
*   BasicNet SpA.......................................    47,125     137,806
*   Beghelli SpA.......................................    52,121      29,531
*   Biesse SpA.........................................    18,608     135,953
    Brembo SpA.........................................    37,969     982,446
*   Brioschi Sviluppo Immobiliare SpA..................   218,173      31,753
#   Brunello Cucinelli SpA.............................    14,284     389,296
#   Buzzi Unicem SpA...................................   145,043   2,642,856
    Cairo Communication SpA............................    13,925     115,608
*   Caltagirone Editore SpA............................    44,153      69,852
*   Carraro SpA........................................    24,693     100,898
    Cembre SpA.........................................     4,534      52,930
    Cementir Holding SpA...............................   117,265     700,891

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
ITALY -- (Continued)
*   CIR-Compagnie Industriali Riunite SpA..............   830,509 $ 1,197,473
*   CNH Industrial NV..................................   279,915   2,936,853
    Credito Bergamasco SpA.............................     7,858     160,218
    Credito Emiliano SpA...............................   163,249   1,333,419
*   d'Amico International Shipping SA..................   149,651     137,806
    Danieli & C Officine Meccaniche SpA................    22,187     738,395
    Datalogic SpA......................................     1,298      13,954
    Davide Campari-Milano SpA..........................   173,024   1,378,377
    De'Longhi SpA......................................    35,863     588,815
*   Delclima...........................................    35,945      59,584
    DiaSorin SpA.......................................    14,160     635,054
    Ei Towers SpA......................................    13,744     670,584
    Enel Green Power SpA............................... 1,159,587   2,922,559
    Enel SpA...........................................   976,391   4,443,789
    Engineering SpA....................................     7,915     489,647
    Eni SpA............................................   605,325  13,746,103
#   Eni SpA Sponsored ADR..............................   221,992  10,078,437
    ERG SpA............................................   102,190   1,404,249
    Esprinet SpA.......................................    66,385     551,337
*   Eurotech SpA.......................................    45,176     121,088
*   Falck Renewables SpA...............................   244,688     458,138
#*  Fiat SpA........................................... 1,385,221  13,777,830
*   Fiat SpA Sponsored ADR.............................     8,900      88,822
#*  Finmeccanica SpA...................................   840,911   7,368,568
*   Fondiaria-Sai SpA..................................   856,577   2,570,313
    Gas Plus SpA.......................................     5,879      36,852
#   Geox SpA...........................................   139,690     563,879
*   Gruppo Editoriale L'Espresso SpA...................   350,809     769,979
    Gruppo MutuiOnline SpA.............................       659       3,730
    Gtech Spa..........................................    68,007   2,069,992
    Hera SpA...........................................   740,157   1,706,627
*   IMMSI SpA..........................................   276,085     183,913
    Impregilo SpA......................................    45,710     270,996
    Indesit Co. SpA....................................    66,609     907,557
    Industria Macchine Automatiche SpA.................     6,285     262,618
*   Intek Group SpA....................................   333,235     146,173
    Interpump Group SpA................................   103,059   1,332,106
    Intesa Sanpaolo SpA................................ 6,754,745  18,205,111
    Intesa Sanpaolo SpA Sponsored ADR..................    13,817     223,835
    Iren SpA...........................................   693,187     979,872
    Italcementi SpA....................................   172,621   1,699,555
*   Italmobiliare SpA..................................    13,001     486,993
#*  Juventus Football Club SpA.........................   838,886     253,505
*   Landi Renzo SpA....................................    62,245     105,319
    Luxottica Group SpA................................    22,198   1,176,324
    Luxottica Group SpA Sponsored ADR..................    13,400     704,438
    MARR SpA...........................................    25,692     405,577
*   Mediaset SpA....................................... 1,010,621   5,139,962
*   Mediobanca SpA.....................................   892,462   8,160,324
    Mediolanum SpA.....................................   254,668   2,188,016
    Nice SpA...........................................    16,046      60,470
    Parmalat SpA.......................................   940,095   3,125,873
#   Piaggio & C SpA....................................   285,621     873,230

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
ITALY -- (Continued)
*   Pininfarina SpA....................................    18,158 $     83,591
#   Pirelli & C. SpA...................................   254,580    4,094,399
*   Poltrona Frau SpA..................................    72,321      228,914
#*  Prelios SpA........................................   172,870      137,255
*   Prima Industrie SpA................................       514        6,820
#   Prysmian SpA.......................................   111,347    2,718,445
#*  RCS MediaGroup SpA.................................    22,552       46,270
    Recordati SpA......................................    83,789    1,308,451
#*  Reno de Medici SpA.................................   220,924       97,628
    Reply SpA..........................................     3,931      300,544
#*  Retelit SpA........................................   172,740      150,939
    Sabaf SpA..........................................     3,423       57,276
    SAES Getters SpA...................................     4,958       47,060
*   Safilo Group SpA...................................    75,665    1,752,951
    Saipem SpA.........................................    61,855    1,448,345
    Salvatore Ferragamo Italia SpA.....................    19,755      610,479
#*  Saras SpA..........................................   348,236      422,163
*   Snai SpA...........................................    20,097       50,746
    Snam SpA...........................................   599,207    3,284,826
    Societa Cattolica di Assicurazioni S.c.r.l.........    72,533    1,826,176
    Societa Iniziative Autostradali e Servizi SpA......   100,296    1,000,291
*   Societa Partecipazioni Finanziarie SpA.............   271,551           --
    Societa per la Bonifica dei Terreni Ferraresi
      e Imprese Agricole SpA...........................       954       48,252
    Sogefi SpA.........................................    79,982      431,047
    SOL SpA............................................    26,109      217,027
*   Sorin SpA..........................................   411,834    1,203,659
    Telecom Italia SpA................................. 5,505,646    6,114,074
#   Telecom Italia SpA Sponsored ADR...................   342,088    3,786,914
    Tenaris SA.........................................     4,201       93,716
#   Tenaris SA ADR.....................................    49,796    2,214,926
    Terna Rete Elettrica Nazionale SpA................. 1,086,135    5,265,908
*   Tiscali SpA........................................   932,426       53,590
    Tod's SpA..........................................     9,000    1,228,119
    Trevi Finanziaria Industriale SpA..................    64,131      539,185
*   Uni Land SpA.......................................    58,555           --
    UniCredit SpA...................................... 2,679,295   20,054,820
    Unione di Banche Italiane SCPA..................... 1,667,356   12,127,644
    Unipol Gruppo Finanziario SpA......................   507,922    2,897,858
    Vianini Lavori SpA.................................    26,898      183,201
    Vittoria Assicurazioni SpA.........................    45,716      570,058
*   World Duty Free SpA................................    76,248    1,108,927
*   Yoox SpA...........................................    31,985    1,209,629
    Zignago Vetro SpA..................................    11,452       80,727
                                                                  ------------
TOTAL ITALY............................................            253,207,893
                                                                  ------------
JAPAN -- (18.3%)
    77 Bank, Ltd. (The)................................   628,000    2,871,073
*   A&A Material Corp..................................    42,000       55,977
#   A&D Co., Ltd.......................................    34,700      203,929
#   ABC-Mart, Inc......................................    12,300      531,827
    Accordia Golf Co., Ltd.............................   152,000    1,987,185
    Achilles Corp......................................   348,000      490,770
    Adastria Holdings Co., Ltd.........................    10,850      284,861

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    ADEKA Corp......................................... 177,200 $1,949,657
    Aderans Co., Ltd...................................  22,100    236,464
    Advan Co., Ltd.....................................  21,700    244,493
#   Advantest Corp..................................... 111,000  1,171,609
#   Advantest Corp. ADR................................  15,767    168,076
    Aeon Co., Ltd...................................... 384,800  4,798,084
    Aeon Delight Co., Ltd..............................     500     10,078
    Aeon Fantasy Co., Ltd..............................  14,500    219,701
    Aeon Mall Co., Ltd.................................  13,420    394,495
*   Agora Hospitality Group Co., Ltd...................  41,000     20,779
    Agrex, Inc.........................................   4,200     44,368
    Ahresty Corp.......................................  31,800    281,001
    Ai Holdings Corp...................................  45,900    616,224
    Aica Kogyo Co., Ltd................................  51,600    949,410
    Aichi Bank, Ltd. (The).............................  16,100    759,022
    Aichi Corp.........................................  52,100    225,139
    Aichi Steel Corp................................... 233,000    936,771
    Aichi Tokei Denki Co., Ltd.........................  70,000    202,559
    Aida Engineering, Ltd..............................  83,200    925,123
*   Aigan Co., Ltd.....................................  26,900     73,234
    Ain Pharmaciez, Inc................................  19,400    957,172
    Aiphone Co., Ltd...................................  20,000    327,029
    Air Water, Inc..................................... 169,000  2,490,506
    Airport Facilities Co., Ltd........................  35,100    274,835
    Aisan Industry Co., Ltd............................  50,100    463,874
    Aisin Seiki Co., Ltd...............................  95,500  3,516,353
    Aizawa Securities Co., Ltd.........................  72,600    592,740
    Ajinomoto Co., Inc................................. 442,000  6,237,930
    Akebono Brake Industry Co., Ltd....................  15,600     72,678
    Akita Bank, Ltd. (The)............................. 324,000    862,510
    Alconix Corp.......................................   7,800    169,016
    Alfresa Holdings Corp..............................  62,100  3,528,460
    Alinco, Inc........................................   9,900    110,027
    Allied Telesis Holdings KK......................... 125,800    123,668
#   Alpen Co., Ltd.....................................  36,600    673,524
    Alpha Corp.........................................   3,500     34,831
    Alpha Systems, Inc.................................  11,520    149,906
    Alpine Electronics, Inc............................  96,500  1,351,095
*   Alps Electric Co., Ltd............................. 289,300  3,781,227
    Alps Logistics Co., Ltd............................  10,900    115,218
    Altech Corp........................................  12,600    122,032
    Amada Co., Ltd..................................... 616,000  4,983,940
    Amano Corp......................................... 114,900  1,195,784
    Amiyaki Tei Co., Ltd...............................   3,900    129,596
    Amuse, Inc.........................................   5,220    103,871
    ANA Holdings, Inc.................................. 314,000    665,472
    Anest Iwata Corp...................................  48,000    301,701
    Anritsu Corp....................................... 123,200  1,350,525
    AOI Electronic Co., Ltd............................   5,700     97,124
    AOI Pro, Inc.......................................   5,500     36,294
    AOKI Holdings, Inc.................................  54,800    909,156
    Aomori Bank, Ltd. (The)............................ 363,000    952,664
    Aoyama Trading Co., Ltd............................  99,900  2,563,096

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Aozora Bank, Ltd...................................   796,000 $2,268,480
    Arakawa Chemical Industries, Ltd...................    22,600    199,261
    Arata Corp.........................................     4,000     13,008
    Araya Industrial Co., Ltd..........................    59,000     86,959
    Arcland Sakamoto Co., Ltd..........................    30,100    507,304
    Arcs Co., Ltd......................................    65,273  1,218,601
    Argo Graphics, Inc.................................     1,300     22,152
    Ariake Japan Co., Ltd..............................    25,900    661,113
    Arisawa Manufacturing Co., Ltd.....................    80,600    449,997
#   Artnature, Inc.....................................     9,800    274,842
#   As One Corp........................................    20,190    459,297
    Asahi Broadcasting Corp............................     6,500     42,512
#   Asahi Co., Ltd.....................................    15,600    212,193
    Asahi Diamond Industrial Co., Ltd..................    95,700  1,017,057
    Asahi Glass Co., Ltd............................... 1,114,000  6,301,971
    Asahi Group Holdings, Ltd..........................    91,400  2,485,542
    Asahi Holdings, Inc................................    35,100    655,949
    Asahi Kasei Corp................................... 1,050,000  7,945,328
#   Asahi Kogyosha Co., Ltd............................    31,000    116,943
    Asahi Net, Inc.....................................     7,000     35,272
    Asahi Organic Chemicals Industry Co., Ltd..........   104,000    219,880
*   Asanuma Corp.......................................   138,000    202,129
#   Asatsu-DK, Inc.....................................    63,400  1,465,796
    Asax Co., Ltd......................................     2,200     29,863
*   Ashimori Industry Co., Ltd.........................   100,000    130,151
    Asics Corp.........................................    42,700    737,503
    ASKA Pharmaceutical Co., Ltd.......................    38,000    301,590
#   ASKUL Corp.........................................    19,500    745,730
    Astellas Pharma, Inc...............................    42,000  2,595,520
    Asunaro Aoki Construction Co., Ltd.................    40,500    223,831
    Autobacs Seven Co., Ltd............................   122,800  1,982,596
#   Avex Group Holdings, Inc...........................    31,500    718,859
    Awa Bank, Ltd. (The)...............................   341,000  1,649,836
    Axell Corp.........................................    10,800    183,645
    Axial Retailing, Inc...............................     8,100    118,649
    Azbil Corp.........................................   111,600  2,639,150
    Bando Chemical Industries, Ltd.....................   147,000    579,310
    Bank of Iwate, Ltd. (The)..........................    31,600  1,405,194
#   Bank of Kochi, Ltd. (The)..........................    12,000     19,328
    Bank of Kyoto, Ltd. (The)..........................   400,000  3,186,224
    Bank of Nagoya, Ltd. (The).........................   328,000  1,070,778
    Bank of Okinawa, Ltd. (The)........................    36,250  1,328,542
    Bank of Saga, Ltd. (The)...........................   230,000    496,874
    Bank of the Ryukyus, Ltd...........................    87,100  1,093,955
    Bank of Yokohama, Ltd. (The)....................... 1,290,000  6,484,409
    Belc Co., Ltd......................................    14,338    257,865
    Belluna Co., Ltd...................................    87,100    418,393
    Benefit One, Inc...................................    10,300     93,284
    Benesse Holdings, Inc..............................    28,400  1,118,808
#   Best Bridal, Inc...................................     8,400     49,999
*   Best Denki Co., Ltd................................   110,800    158,785
#   Bic Camera, Inc....................................     1,506    877,485
#   Bit-isle, Inc......................................    26,700    189,196

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    BML, Inc...........................................  21,200 $  718,769
#   Bookoff Corp.......................................  18,300    126,033
    Bridgestone Corp................................... 110,600  3,970,796
#   Brother Industries, Ltd............................ 326,600  4,106,643
    Bunka Shutter Co., Ltd.............................  96,000    586,981
    C Uyemura & Co., Ltd...............................     900     42,183
    CAC Corp...........................................  24,400    222,602
#   Calbee, Inc........................................  15,900    366,857
    Calsonic Kansei Corp............................... 298,000  1,481,537
#   Can Do Co., Ltd....................................   5,000     73,767
    Canon Electronics, Inc.............................  42,200    804,465
#   Canon Marketing Japan, Inc......................... 100,100  1,281,012
    Canon, Inc......................................... 152,334  4,449,803
#   Canon, Inc. Sponsored ADR..........................  59,377  1,732,027
#   Capcom Co., Ltd....................................     500      9,766
*   Carlit Holdings Co., Ltd...........................  22,000    102,388
#   Casio Computer Co., Ltd............................ 241,500  2,609,397
    Cawachi, Ltd.......................................  34,300    650,575
    Central Glass Co., Ltd............................. 421,000  1,323,874
    Central Japan Railway Co...........................  21,400  2,344,995
#   Central Sports Co., Ltd............................   1,100     16,687
    Century Tokyo Leasing Corp.........................  68,230  1,987,256
    Chiba Bank, Ltd. (The)............................. 818,000  5,176,405
*   Chiba Kogyo Bank, Ltd. (The).......................  88,700    611,691
    Chino Corp.........................................  57,000    122,933
    Chiyoda Co., Ltd...................................  45,300    889,824
    Chiyoda Integre Co., Ltd...........................  24,100    460,412
    Chori Co., Ltd.....................................  24,400    274,624
    Chubu Electric Power Co., Inc...................... 173,800  2,059,878
    Chubu Shiryo Co., Ltd..............................  29,700    163,379
    Chuetsu Pulp & Paper Co., Ltd...................... 134,000    278,624
#*  Chugai Mining Co., Ltd............................. 259,700     80,837
#   Chugai Pharmaceutical Co., Ltd.....................  21,300    483,186
    Chugai Ro Co., Ltd................................. 116,000    281,218
    Chugoku Bank, Ltd. (The)........................... 286,300  3,524,165
    Chugoku Electric Power Co., Inc. (The).............  78,800  1,022,745
    Chugoku Marine Paints, Ltd......................... 101,000    547,168
    Chukyo Bank, Ltd. (The)............................ 192,000    329,213
*   Chuo Denki Kogyo Co., Ltd..........................  31,000    101,691
    Chuo Gyorui Co., Ltd...............................  38,000    100,410
    Chuo Spring Co., Ltd...............................  60,000    176,836
    Citizen Holdings Co., Ltd.......................... 428,750  3,338,860
    CKD Corp...........................................  97,200    984,649
#*  Clarion Co., Ltd................................... 275,000    395,012
    Cleanup Corp.......................................  35,300    306,754
#   CMIC Holdings Co., Ltd.............................  16,600    214,808
    CMK Corp...........................................  71,400    177,294
*   Co-Op Chemical Co., Ltd............................  26,000     36,470
    Coca-Cola East Japan Co., Ltd......................  83,067  2,041,210
#   Coca-Cola West Co., Ltd............................ 116,402  2,280,976
    Cocokara fine, Inc.................................  28,820    710,602
    Computer Engineering & Consulting, Ltd.............  17,600    114,820
    COMSYS Holdings Corp............................... 184,200  2,671,656

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    CONEXIO Corp.......................................    12,300 $  100,542
#*  COOKPAD, Inc.......................................     5,500    179,419
    Core Corp..........................................     4,800     35,575
    Corona Corp........................................    21,700    234,536
    Cosel Co., Ltd.....................................    32,900    376,612
*   Cosmo Oil Co., Ltd................................. 1,079,000  2,012,212
#*  Cosmos Initia Co., Ltd.............................    17,500     88,189
    Cosmos Pharmaceutical Corp.........................     4,600    575,470
    Create Medic Co., Ltd..............................     3,500     32,453
    CREATE SD HOLDINGS Co., Ltd........................     1,500     50,305
#   Credit Saison Co., Ltd.............................   156,300  3,821,095
    Cresco, Ltd........................................    36,000    336,841
#   Cross Plus, Inc....................................     2,000     16,437
    CTI Engineering Co., Ltd...........................    12,800    132,801
    Cybernet Systems Co., Ltd..........................    10,400     38,292
    Cybozu, Inc........................................    13,000     53,832
    DA Consortium, Inc.................................    30,400    179,145
    Dai Nippon Printing Co., Ltd.......................   599,000  5,912,753
    Dai Nippon Toryo Co., Ltd..........................   214,000    338,411
    Dai-Dan Co., Ltd...................................    42,000    220,328
    Dai-ichi Life Insurance Co., Ltd. (The)............   450,800  6,764,339
    Dai-ichi Seiko Co., Ltd............................    17,400    208,282
    Daibiru Corp.......................................    96,100  1,086,378
    Daicel Corp........................................   471,000  3,776,870
    Daido Kogyo Co., Ltd...............................    57,000    183,299
    Daido Metal Co., Ltd...............................    56,000    599,286
    Daido Steel Co., Ltd...............................   475,000  2,361,874
    Daidoh, Ltd........................................    34,800    233,734
#*  Daiei, Inc. (The)..................................   216,500    627,021
    Daifuku Co., Ltd...................................   148,500  1,757,851
    Daihatsu Diesel Manufacturing Co., Ltd.............    10,000     70,296
#   Daihatsu Motor Co., Ltd............................   168,000  2,620,129
    Daihen Corp........................................   181,000    800,369
    Daiho Corp.........................................    99,000    360,615
    Daiichi Jitsugyo Co., Ltd..........................    82,000    373,386
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............     3,400     86,520
    Daiichi Sankyo Co., Ltd............................   281,800  4,696,987
    Daiichikosho Co., Ltd..............................    27,800    866,545
    Daiken Corp........................................   111,000    284,747
    Daiken Medical Co., Ltd............................       700     12,031
    Daiki Aluminium Industry Co., Ltd..................    46,000    120,114
    Daiki Ataka Engineering Co., Ltd...................    20,000     94,731
    Daikin Industries, Ltd.............................    48,900  2,804,893
    Daiko Clearing Services Corp.......................    23,500    188,386
    Daikoku Denki Co., Ltd.............................    12,400    294,750
    Daikokutenbussan Co., Ltd..........................     7,000    193,438
#   Daikyo, Inc........................................   574,392  1,395,940
    Dainichi Co., Ltd..................................    14,400    108,484
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................   121,000    540,822
    Dainippon Sumitomo Pharma Co., Ltd.................   131,000  2,225,423
#   Daio Paper Corp....................................   174,000  1,494,234
    Daisan Bank, Ltd. (The)............................   252,000    427,933
    Daiseki Co., Ltd...................................    46,725    860,032

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Daishi Bank, Ltd. (The)............................   591,000 $ 2,115,350
#   Daishinku Corp.....................................    67,000     284,776
    Daiso Co., Ltd.....................................   127,000     454,994
    Daisyo Corp........................................    23,700     299,038
    Daito Bank, Ltd. (The).............................   261,000     283,158
    Daito Electron Co., Ltd............................     1,000       3,703
    Daito Pharmaceutical Co., Ltd......................    12,700     190,029
    Daito Trust Construction Co., Ltd..................    16,000   1,511,341
    Daiwa House Industry Co., Ltd......................   300,000   5,690,396
    Daiwa Industries, Ltd..............................    33,000     219,565
    Daiwa Securities Group, Inc........................ 1,455,000  13,494,258
#   Daiwabo Holdings Co., Ltd..........................   406,000     796,116
    DC Co., Ltd........................................    29,000     175,129
#   DCM Holdings Co., Ltd..............................   173,580   1,163,189
#   Dena Co., Ltd......................................    60,300   1,157,928
    Denki Kagaku Kogyo KK..............................   828,000   3,175,461
    Denki Kogyo Co., Ltd...............................    36,000     232,792
    Denso Corp.........................................   125,500   6,454,279
#   Dentsu, Inc........................................   110,300   4,326,680
    Denyo Co., Ltd.....................................    27,300     371,569
    Descente, Ltd......................................    74,000     485,364
    DIC Corp...........................................   648,000   1,842,864
#   Disco Corp.........................................    17,700   1,233,113
#   DKS Co., Ltd.......................................    47,000     147,722
    DMG Mori Seiki Co., Ltd............................   169,900   2,968,449
    DMW Corp...........................................       900      14,437
    Don Quijote Holdings Co., Ltd......................    16,700   1,023,606
    Doshisha Co., Ltd..................................    34,800     465,811
    Doutor Nichires Holdings Co., Ltd..................    55,923     959,730
    Dowa Holdings Co., Ltd.............................   301,500   2,714,630
#   Dr Ci:Labo Co., Ltd................................     7,900     238,498
    Dream Incubator, Inc...............................        62      95,692
    DTS Corp...........................................    33,900     639,919
    Dunlop Sports Co., Ltd.............................    21,200     264,706
    Duskin Co., Ltd....................................    90,800   1,735,243
#   Dwango Co., Ltd....................................    13,700     341,970
    Dynic Corp.........................................    14,000      24,872
    Eagle Industry Co., Ltd............................    39,000     635,032
    Earth Chemical Co., Ltd............................     4,800     161,354
    East Japan Railway Co..............................    47,900   3,537,934
#   Ebara Corp.........................................   640,000   4,093,521
    Ebara Jitsugyo Co., Ltd............................    11,000     142,226
    Echo Trading Co., Ltd..............................     3,000      21,231
#   EDION Corp.........................................   177,200     988,424
#   Ehime Bank, Ltd. (The).............................   206,000     440,688
    Eidai Co., Ltd.....................................    28,000     167,522
    Eighteenth Bank, Ltd. (The)........................   281,000     617,338
    Eiken Chemical Co., Ltd............................    27,200     492,721
#   Eisai Co., Ltd.....................................    26,100     997,607
    Eizo Corp..........................................    36,800     925,710
    Elecom Co., Ltd....................................    11,600     167,165
    Electric Power Development Co., Ltd................    33,300     986,561
    Elematec Corp......................................    11,103     191,238

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Emori & Co., Ltd...................................  10,000 $   205,349
    en-japan, Inc......................................  11,500     261,651
#   Endo Lighting Corp.................................  17,800     320,608
#   Enplas Corp........................................   9,900     659,261
#*  Enshu, Ltd.........................................  79,000     110,615
#   EPS Corp...........................................     217     252,113
    ESPEC Corp.........................................  40,000     323,625
    Excel Co., Ltd.....................................   7,600      92,748
    Exedy Corp.........................................  55,500   1,743,139
    Ezaki Glico Co., Ltd............................... 111,000   1,482,924
    F-Tech, Inc........................................   9,800     136,896
    F@N Communications, Inc............................   9,500     380,645
    Faith, Inc.........................................   9,480      98,810
    FALCO SD HOLDINGS Co., Ltd.........................   8,600     107,244
    FamilyMart Co., Ltd................................  21,500     969,253
#   Fancl Corp.........................................  85,400     937,971
    FANUC Corp.........................................  18,100   2,933,278
    Fast Retailing Co., Ltd............................   6,300   2,291,804
    FCC Co., Ltd.......................................  56,600   1,084,946
#*  FDK Corp...........................................  84,000     126,152
    Felissimo Corp.....................................   1,200      11,734
    Ferrotec Corp......................................  58,900     377,072
#   FIDEA Holdings Co., Ltd............................ 106,300     205,410
    Fields Corp........................................  24,300     464,739
    Financial Products Group Co., Ltd..................  10,000      95,256
*   First Baking Co., Ltd..............................  12,000      16,292
#   Foster Electric Co., Ltd...........................  42,100     677,787
    FP Corp............................................  12,900     804,387
    France Bed Holdings Co., Ltd....................... 193,000     366,451
#   Freund Corp........................................   5,000      68,677
*   Fudo Tetra Corp.................................... 193,600     315,542
#   Fuji Co. Ltd/Ehime.................................  25,400     424,707
    Fuji Corp., Ltd....................................  35,400     244,452
    Fuji Electric Co., Ltd............................. 829,000   3,591,362
    Fuji Electronics Co., Ltd..........................  16,400     225,508
    Fuji Furukawa Engineering & Construction Co., Ltd..  10,000      28,470
    Fuji Heavy Industries, Ltd......................... 420,000  11,449,834
    Fuji Kiko Co., Ltd.................................  17,000      59,406
    Fuji Kosan Co., Ltd................................  11,000      72,480
#   Fuji Kyuko Co., Ltd................................  49,000     405,337
    Fuji Media Holdings, Inc...........................  56,100   1,048,894
    Fuji Oil Co. Ltd/Osaka............................. 121,300   1,790,270
    Fuji Oil Co., Ltd..................................  77,400     253,767
    Fuji Oozx, Inc.....................................   6,000      27,406
    Fuji Pharma Co., Ltd...............................  10,700     192,696
    Fuji Seal International, Inc.......................  37,600   1,248,611
    Fuji Soft, Inc.....................................  40,800     948,894
#   Fujibo Holdings, Inc............................... 239,000     495,234
    Fujicco Co., Ltd...................................  32,600     371,809
    FUJIFILM Holdings Corp............................. 267,875   7,806,392
    Fujikura Kasei Co., Ltd............................  42,500     242,937
#   Fujikura Rubber, Ltd...............................  18,900     180,660
    Fujikura, Ltd...................................... 695,000   3,222,833

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Fujimi, Inc........................................    31,400 $  386,564
    Fujimori Kogyo Co., Ltd............................    19,800    459,220
*   Fujisash Co., Ltd..................................    54,100    106,402
    Fujitec Co., Ltd...................................   102,000  1,254,358
    Fujitsu Frontech, Ltd..............................    23,600    331,847
    Fujitsu General, Ltd...............................    42,000    499,718
#*  Fujitsu, Ltd....................................... 1,528,292  8,543,285
#   Fujiya Co., Ltd....................................   116,000    212,544
    FuKoKu Co., Ltd....................................     8,400     83,622
    Fukuda Corp........................................    40,000    170,917
    Fukui Bank, Ltd. (The).............................   399,000    909,401
    Fukuoka Financial Group, Inc.......................   828,600  3,452,464
    Fukushima Bank, Ltd. (The).........................   445,000    382,095
    Fukushima Industries Corp..........................    21,100    330,449
#   Fukuyama Transporting Co., Ltd.....................   256,000  1,384,678
    Fumakilla, Ltd.....................................    15,000     47,516
    Funai Consulting, Inc..............................    24,000    188,025
#   Furukawa Battery Co., Ltd..........................    18,000    130,144
    Furukawa Co., Ltd..................................   461,000    914,130
#   Furukawa Electric Co., Ltd......................... 1,356,067  3,318,005
    Furuno Electric Co., Ltd...........................    41,700    300,725
    Furusato Industries, Ltd...........................    14,900    172,241
    Furuya Metal Co., Ltd..............................     1,400     29,046
    Fuso Chemical Co., Ltd.............................       200      5,353
    Fuso Pharmaceutical Industries, Ltd................   108,000    363,192
*   Futaba Industrial Co., Ltd.........................   117,900    447,859
    Future Architect, Inc..............................     6,900     42,345
#   Fuyo General Lease Co., Ltd........................    24,400    846,557
    G-7 Holdings, Inc..................................     6,500     49,258
    G-Tekt Corp........................................    19,600    583,183
    Gakken Holdings Co., Ltd...........................    98,000    286,597
    GCA Savvian Corp...................................     3,700     32,168
    Gecoss Corp........................................    23,500    216,268
    Geo Holdings Corp..................................    70,200    666,426
#   GLOBERIDE, Inc.....................................   155,000    223,160
    Glory, Ltd.........................................   103,600  2,567,711
    GMO internet, Inc..................................    18,400    224,411
    GMO Payment Gateway, Inc...........................     4,500    214,387
#   Godo Steel, Ltd....................................   236,000    400,150
    Goldcrest Co., Ltd.................................    43,430  1,061,965
    Goldwin, Inc.......................................    66,000    295,847
#   Gourmet Kineya Co., Ltd............................    28,000    200,786
#   Gree, Inc..........................................    88,500    870,821
#   GS Yuasa Corp......................................   499,000  2,591,281
    GSI Creos Corp.....................................   122,000    188,274
    Gulliver International Co., Ltd....................   105,500    753,396
#   Gun-Ei Chemical Industry Co., Ltd..................    89,000    374,351
#*  GungHo Online Entertainment, Inc...................    88,800    548,692
    Gunma Bank, Ltd. (The).............................   696,000  3,683,207
#   Gunze, Ltd.........................................   307,000    798,097
    Gurunavi, Inc......................................    11,400    320,673
    H-One Co., Ltd.....................................    20,800    212,498
    H2O Retailing Corp.................................   214,000  1,750,772

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Hachijuni Bank, Ltd. (The).........................   698,000 $3,854,280
    Hagihara Industries, Inc...........................     6,000     80,308
    Hagoromo Foods Corp................................     3,000     31,722
    Hakudo Co., Ltd....................................     5,600     52,150
    Hakuhodo DY Holdings, Inc..........................   297,400  2,402,266
    Hakuto Co., Ltd....................................    28,700    284,296
    Hamakyorex Co., Ltd................................    12,300    359,443
    Hamamatsu Photonics KK.............................    46,900  1,967,550
    Hankyu Hanshin Holdings, Inc.......................   915,000  4,630,169
    Hanwa Co., Ltd.....................................   402,000  2,072,361
    Happinet Corp......................................    23,000    204,948
    Hard Off Corp. Co., Ltd............................    16,700    144,119
    Harima Chemicals Group, Inc........................    22,000     98,945
    Haruyama Trading Co., Ltd..........................     6,500     47,874
*   Haseko Corp........................................   256,900  1,912,260
#   Hazama Ando Corp...................................   267,780    940,543
    Heiwa Corp.........................................    60,600  1,073,726
    Heiwa Real Estate Co., Ltd.........................    76,600  1,171,655
    Heiwado Co., Ltd...................................    64,400    888,755
    HI-LEX Corp........................................     8,500    202,228
    Hibiya Engineering, Ltd............................    33,500    386,318
    Hiday Hidaka Corp..................................     9,720    234,024
    Higashi Nihon House Co., Ltd.......................    52,000    235,698
    Higashi-Nippon Bank, Ltd. (The)....................   256,000    654,157
    Higo Bank, Ltd. (The)..............................   353,000  1,840,348
#   Hikari Tsushin, Inc................................    24,800  2,063,595
    Himaraya Co., Ltd..................................     6,000     67,575
    Hino Motors, Ltd...................................    92,200  1,341,681
    Hioki EE Corp......................................     5,800     79,115
    Hiramatsu, Inc.....................................    14,500    102,110
    Hiroshima Bank, Ltd. (The).........................   907,000  3,662,906
    Hisaka Works, Ltd..................................    18,000    177,216
#   Hisamitsu Pharmaceutical Co., Inc..................    12,600    566,878
    Hitachi Capital Corp...............................    81,700  2,033,638
    Hitachi Chemical Co., Ltd..........................   140,000  2,007,441
#   Hitachi Construction Machinery Co., Ltd............   111,200  2,124,202
    Hitachi High-Technologies Corp.....................    96,400  2,207,423
    Hitachi Koki Co., Ltd..............................   119,900    847,417
    Hitachi Kokusai Electric, Inc......................    27,000    354,684
    Hitachi Metals Techno, Ltd.........................     3,500     38,452
#   Hitachi Metals, Ltd................................   152,730  2,406,010
    Hitachi Transport System, Ltd......................    81,800  1,299,260
#   Hitachi Zosen Corp.................................   254,000  1,825,983
    Hitachi, Ltd....................................... 1,226,000  9,346,280
#   Hitachi, Ltd. ADR..................................    95,037  7,284,586
    Hochiki Corp.......................................    15,000     84,969
#   Hodogaya Chemical Co., Ltd.........................    91,000    176,129
    Hogy Medical Co., Ltd..............................    20,300  1,049,356
#*  Hokkaido Electric Power Co., Inc...................   135,200  1,414,484
#   Hokkaido Gas Co., Ltd..............................    75,000    202,255
    Hokkan Holdings, Ltd...............................    70,000    219,366
#   Hokko Chemical Industry Co., Ltd...................    27,000     90,250
    Hokkoku Bank, Ltd. (The)...........................   484,000  1,609,335

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Hokuetsu Bank, Ltd. (The)..........................   383,000 $   748,167
    Hokuetsu Industries Co., Ltd.......................    10,000      42,215
#   Hokuetsu Kishu Paper Co., Ltd......................   244,295   1,064,129
    Hokuhoku Financial Group, Inc...................... 2,150,000   4,073,730
    Hokuriku Electric Industry Co., Ltd................    92,000     141,294
    Hokuriku Electric Power Co.........................   114,600   1,396,654
    Hokuriku Electrical Construction Co., Ltd..........     9,000      34,616
    Hokuto Corp........................................    44,200     813,362
    Honda Motor Co., Ltd...............................   355,700  13,332,755
#   Honda Motor Co., Ltd. Sponsored ADR................   417,161  15,647,709
#   Honeys Co., Ltd....................................    31,830     283,551
#   Hoosiers Holdings Co., Ltd.........................    44,900     295,738
#   Horiba, Ltd........................................    64,600   2,338,654
    Hoshizaki Electric Co., Ltd........................    30,100   1,070,483
    Hosiden Corp.......................................    31,300     156,919
    Hosokawa Micron Corp...............................    57,000     355,610
#   House Foods Group, Inc.............................   113,200   1,694,804
    Howa Machinery, Ltd................................    23,300     186,663
    Hoya Corp..........................................   121,200   3,349,214
    Hurxley Corp.......................................     2,200      16,639
    Hyakugo Bank, Ltd. (The)...........................   445,000   1,793,515
    Hyakujushi Bank, Ltd. (The)........................   467,000   1,521,727
    I-Net Corp.........................................     8,800      69,702
    Ibiden Co., Ltd....................................   200,900   3,682,175
#   IBJ Leasing Co., Ltd...............................    19,200     501,307
    Ichibanya Co., Ltd.................................     5,200     188,324
    Ichigo Group Holdings Co., Ltd.....................   270,400     785,578
    Ichiken Co., Ltd...................................    22,000      37,428
*   Ichikoh Industries, Ltd............................    65,000      98,940
    ICHINEN HOLDINGS Co., Ltd..........................    25,072     197,937
    Ichiyoshi Securities Co., Ltd......................     4,200      63,743
    Idec Corp..........................................    40,500     353,051
#   Idemitsu Kosan Co., Ltd............................    92,400   2,050,046
#   Ihara Chemical Industry Co., Ltd...................    59,000     419,553
    IHI Corp...........................................   838,000   3,799,991
*   Iida Group Holdings Co., Ltd.......................   119,396   2,117,506
    Iino Kaiun Kaisha, Ltd.............................   136,100     743,757
*   IJT Technology Holdings Co., Ltd...................    22,760     114,254
#*  Ikegami Tsushinki Co., Ltd.........................    58,000      63,688
    Ikyu Corp..........................................        24      33,704
    Imagica Robot Holdings, Inc........................    14,800      85,529
#   Imasen Electric Industrial.........................    29,100     403,555
    Imperial Hotel, Ltd................................    15,100     343,739
    Inaba Denki Sangyo Co., Ltd........................    46,500   1,476,211
    Inaba Seisakusho Co., Ltd..........................     9,100     107,394
    Inabata & Co., Ltd.................................    93,200   1,035,363
    Inageya Co., Ltd...................................    24,600     238,485
    Ines Corp..........................................    56,100     412,525
    Infocom Corp.......................................    19,700     168,039
    Infomart Corp......................................     5,600      93,324
    Information Services International-Dentsu, Ltd.....    24,000     258,052
    Innotech Corp......................................    29,600     140,006
    Intage Holdings Inc................................     8,600     115,484

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Internet Initiative Japan, Inc.....................  22,400 $   549,955
    Inui Warehouse Co., Ltd............................  11,400     102,752
    Iriso Electronics Co., Ltd.........................  10,400     476,468
    Ise Chemical Corp..................................  18,000     145,742
    Iseki & Co., Ltd................................... 341,000     949,037
#   Isetan Mitsukoshi Holdings, Ltd.................... 359,240   4,544,478
*   Ishihara Sangyo Kaisha, Ltd........................ 672,000     780,102
    Ishii Iron Works Co., Ltd..........................  29,000      79,567
    Ishizuka Glass Co., Ltd............................  12,000      34,447
#   Isuzu Motors, Ltd.................................. 485,000   2,871,092
    IT Holdings Corp................................... 165,000   2,729,260
    Itfor, Inc.........................................  21,800     102,629
    Ito En, Ltd........................................  25,700     553,519
    ITOCHU Corp........................................ 857,000  10,470,203
    Itochu Enex Co., Ltd...............................  98,400     575,988
#   Itochu Techno-Solutions Corp.......................  38,600   1,589,395
    Itochu-Shokuhin Co., Ltd...........................  10,400     344,521
    Itoham Foods, Inc.................................. 305,000   1,365,407
    Itoki Corp.........................................  70,800     417,863
    Iwai Cosmo Holdings, Inc...........................  28,200     362,933
    Iwaki & Co., Ltd...................................  19,000      37,893
#*  Iwasaki Electric Co., Ltd.......................... 144,000     287,535
    Iwatani Corp....................................... 319,000   1,837,435
    Iwatsu Electric Co., Ltd........................... 168,000     157,629
    Iyo Bank, Ltd. (The)............................... 433,957   4,056,730
    Izumi Co., Ltd.....................................  47,100   1,426,108
    Izumiya Co., Ltd................................... 104,000     456,733
*   Izutsuya Co., Ltd.................................. 162,000     133,885
    J Front Retailing Co., Ltd......................... 536,600   3,576,879
#   J-Oil Mills, Inc................................... 218,000     604,552
    Jalux, Inc.........................................   2,900      33,480
    Jamco Corp.........................................  11,000     178,012
*   Janome Sewing Machine Co., Ltd..................... 346,000     295,833
    Japan Airport Terminal Co., Ltd....................  66,800   1,338,578
#   Japan Aviation Electronics Industry, Ltd...........  95,000   1,439,525
#   Japan Cash Machine Co., Ltd........................   6,215     117,534
    Japan Digital Laboratory Co., Ltd..................  38,100     568,090
    Japan Drilling Co., Ltd............................   1,600      81,437
    Japan Electronic Materials Corp....................   4,100      18,283
#   Japan Exchange Group, Inc..........................  46,200   1,116,207
    Japan Foundation Engineering Co., Ltd..............   6,900      22,891
    Japan Medical Dynamic Marketing, Inc...............   2,600       8,109
    Japan Oil Transportation Co., Ltd..................   2,000       4,475
    Japan Pulp & Paper Co., Ltd........................ 133,000     420,436
*   Japan Radio Co., Ltd............................... 115,000     390,995
#   Japan Steel Works, Ltd. (The)...................... 443,000   2,188,359
    Japan Tobacco, Inc................................. 133,100   4,108,722
    Japan Transcity Corp...............................  74,000     232,714
#   Japan Vilene Co., Ltd..............................  55,000     345,578
    Japan Wool Textile Co., Ltd. (The)................. 101,000     726,383
    JBCC Holdings, Inc.................................  28,900     222,052
    JCU Corp...........................................   2,100     118,431
    JFE Holdings, Inc.................................. 301,008   6,237,635

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    JGC Corp...........................................    41,000 $1,546,198
    Jimoto Holdings, Inc...............................    11,100     21,786
#   Jin Co., Ltd.......................................     6,600    226,614
    JK Holdings Co., Ltd...............................    10,900     61,249
    JMS Co., Ltd.......................................    40,000    113,447
*   Joban Kosan Co., Ltd...............................    35,000     53,547
    Joshin Denki Co., Ltd..............................    65,000    493,601
    Jowa Holdings Co., Ltd.............................    11,900    385,449
    Joyo Bank, Ltd. (The)..............................   718,000  3,398,615
#   JP-Holdings, Inc...................................    49,000    217,032
    JSP Corp...........................................    33,800    498,173
#   JSR Corp...........................................   139,000  2,475,131
    JTEKT Corp.........................................   221,000  3,253,820
#*  Juki Corp..........................................    64,000    125,584
    Juroku Bank, Ltd. (The)............................   613,000  2,129,030
*   Justsystems Corp...................................    43,500    370,506
#   JVC Kenwood Corp...................................   320,270    603,698
    JX Holdings, Inc................................... 1,396,070  6,730,015
*   K&O Energy Group, Inc..............................    21,000    304,199
    K's Holdings Corp..................................    69,020  1,836,810
    kabu.com Securities Co., Ltd.......................    41,000    225,252
    Kabuki-Za Co., Ltd.................................     1,000     48,544
    Kadokawa Corp......................................    32,700  1,053,480
    Kaga Electronics Co., Ltd..........................    43,000    529,463
#   Kagome Co., Ltd....................................    43,300    716,244
    Kagoshima Bank, Ltd. (The).........................   286,000  1,712,314
    Kajima Corp........................................   693,000  2,552,983
#   Kakaku.com, Inc....................................    43,200    816,861
    Kaken Pharmaceutical Co., Ltd......................    54,000    864,999
    Kakiyasu Honten Co., Ltd...........................       200      3,083
    Kameda Seika Co., Ltd..............................    21,600    647,244
    Kamei Corp.........................................    44,500    333,013
    Kamigumi Co., Ltd..................................   423,000  3,788,659
    Kanaden Corp.......................................    27,000    180,691
    Kanagawa Chuo Kotsu Co., Ltd.......................    24,000    117,966
#   Kanamoto Co., Ltd..................................    46,800  1,209,057
    Kandenko Co., Ltd..................................   216,000  1,100,760
    Kaneka Corp........................................   495,000  3,061,366
#   Kanematsu Corp.....................................   734,000  1,263,075
    Kanematsu Electronics, Ltd.........................    19,900    262,444
*   Kansai Electric Power Co., Inc. (The)..............   193,100  2,076,141
#   Kansai Paint Co., Ltd..............................   180,000  2,431,356
    Kansai Super Market Ltd............................     1,500     12,164
    Kansai Urban Banking Corp..........................   384,000    464,652
#*  Kanto Denka Kogyo Co., Ltd.........................    91,000    211,721
#   Kao Corp...........................................    60,700  1,924,302
    Kasai Kogyo Co., Ltd...............................    46,000    315,194
    Kasumi Co., Ltd....................................    76,000    502,592
    Katakura Chikkarin Co., Ltd........................    20,000     52,714
    Katakura Industries Co., Ltd.......................    42,100    471,015
    Kato Sangyo Co., Ltd...............................    43,900    793,275
    Kato Works Co., Ltd................................   100,128    590,073
    KAWADA TECHNOLOGIES, Inc...........................     6,800    166,183

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Kawai Musical Instruments Manufacturing Co., Ltd...   155,000 $  274,649
    Kawakin Holdings Co., Ltd..........................    10,000     26,559
    Kawasaki Heavy Industries, Ltd.....................   929,000  4,017,695
    Kawasaki Kasei Chemicals, Ltd......................    23,000     35,047
    Kawasaki Kinkai Kisen Kaisha, Ltd..................    28,000     84,020
    Kawasaki Kisen Kaisha, Ltd......................... 1,520,000  3,543,119
    Kawasumi Laboratories, Inc.........................    24,200    149,861
    KDDI Corp..........................................    77,200  4,250,798
#   Keihan Electric Railway Co., Ltd...................   534,000  2,019,160
    Keihanshin Building Co., Ltd.......................    60,200    309,248
    Keihin Co. Ltd/Minato-Ku Tokyo Japan...............    87,000    139,397
    Keihin Corp........................................    95,100  1,410,411
#   Keikyu Corp........................................   130,000  1,026,130
#   Keio Corp..........................................   163,000  1,044,577
    Keisei Electric Railway Co., Ltd...................   189,000  1,672,911
    Keiyo Bank, Ltd. (The).............................   428,000  1,854,957
#   Keiyo Co., Ltd.....................................    54,800    251,176
    Kenko Mayonnaise Co., Ltd..........................    11,400    103,047
    Kentucky Fried Chicken Japan, Ltd..................     5,000    104,241
    Kewpie Corp........................................   148,400  2,112,683
    KEY Coffee, Inc....................................    34,500    526,105
    Keyence Corp.......................................     3,405  1,398,134
    Kikkoman Corp......................................   149,050  2,646,710
    Kimoto Co., Ltd....................................    34,900    270,327
#   Kimura Chemical Plants Co., Ltd....................    21,300    101,663
    Kinden Corp........................................   108,000  1,053,252
    King Jim Co., Ltd..................................     3,500     22,643
    Kintetsu Corp......................................   502,000  1,725,987
#*  Kintetsu Department Store Co., Ltd.................    13,000     44,782
    Kintetsu World Express, Inc........................    21,000    833,546
    Kinugawa Rubber Industrial Co., Ltd................    85,000    409,756
    Kirin Holdings Co., Ltd............................   437,980  5,956,401
    Kirindo Co., Ltd...................................     2,700     18,251
    Kisoji Co., Ltd....................................    18,600    342,917
    Kita-Nippon Bank, Ltd. (The).......................    11,300    269,004
    Kitagawa Iron Works Co., Ltd.......................   177,000    324,749
    Kitamura Co., Ltd..................................       900      6,007
    Kitano Construction Corp...........................    89,000    223,743
    Kito Corp..........................................    15,100    290,456
    Kitz Corp..........................................   196,500    916,365
*   Kiyo Bank Ltd (The)................................   105,900  1,393,066
#*  KLab, Inc..........................................    10,800     79,216
*   KNT-CT Holdings Co., Ltd...........................    84,000    166,988
    Koa Corp...........................................    64,300    709,039
    Koatsu Gas Kogyo Co., Ltd..........................    38,000    211,500
    Kobayashi Pharmaceutical Co., Ltd..................    16,100    873,338
*   Kobe Steel, Ltd.................................... 2,840,000  4,704,554
    Kobelco Eco-Solutions Co., Ltd.....................     3,000     16,650
#   Kohnan Shoji Co., Ltd..............................    58,900    617,225
    Kohsoku Corp.......................................     9,300     81,505
    Koike Sanso Kogyo Co., Ltd.........................    40,000     84,954
    Koito Manufacturing Co., Ltd.......................   150,000  3,052,071
#*  Kojima Co., Ltd....................................    49,400    130,895

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Kokusai Co., Ltd...................................   1,000 $   13,202
    Kokuyo Co., Ltd.................................... 165,264  1,152,590
#   KOMAIHALTEC, Inc...................................  65,000    196,861
    Komatsu Seiren Co., Ltd............................  47,000    231,293
    Komatsu, Ltd....................................... 373,600  7,886,249
    Komeri Co., Ltd....................................  56,600  1,340,774
#   Konaka Co., Ltd....................................  39,880    326,893
#   Konami Corp........................................ 115,762  2,751,392
    Konami Corp. ADR...................................  19,770    468,944
    Kondotec, Inc......................................  26,400    182,354
    Konica Minolta, Inc................................ 530,000  5,595,279
    Konishi Co., Ltd...................................  32,800    618,089
*   Kosaido Co., Ltd...................................     600      3,132
    Kose Corp..........................................  51,300  1,609,809
#   Kosei Securities Co., Ltd..........................  43,000    109,580
    Koshidaka Holdings Co., Ltd........................   1,200     35,497
    Kotobuki Spirits Co., Ltd..........................   2,900     53,835
    Krosaki Harima Corp................................ 103,000    234,303
    KRS Corp...........................................  11,500    116,014
    KU Holdings Co., Ltd...............................   7,800    107,120
    Kubota Corp. Sponsored ADR.........................  44,682  3,422,641
#*  Kumagai Gumi Co., Ltd.............................. 285,000    725,884
    Kumiai Chemical Industry Co., Ltd..................  79,000    456,501
    Kura Corp..........................................  17,100    284,419
    Kurabo Industries, Ltd............................. 382,000    688,526
    Kuraray Co., Ltd................................... 278,500  3,122,253
    Kuraudia Co., Ltd..................................   1,200     13,769
    Kureha Corp........................................ 257,000  1,172,784
    Kurimoto, Ltd...................................... 200,000    460,566
#   Kurita Water Industries, Ltd....................... 158,000  3,366,788
#   Kuroda Electric Co., Ltd...........................  63,600    973,395
    Kusuri No Aoki Co., Ltd............................   3,300    174,147
    KYB Co., Ltd....................................... 302,000  1,485,492
    Kyocera Corp.......................................  75,730  3,386,627
#   Kyocera Corp. Sponsored ADR........................  57,800  2,587,128
    Kyodo Printing Co., Ltd............................ 144,000    398,791
    Kyodo Shiryo Co., Ltd.............................. 129,000    140,646
    Kyoei Sangyo Co., Ltd..............................  21,000     37,282
#   Kyoei Steel, Ltd...................................  34,400    689,717
#*  Kyoei Tanker Co., Ltd..............................  35,000     77,521
*   Kyokuto Boeki Kaisha, Ltd..........................  16,000     33,969
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  49,700    681,828
#   Kyokuto Securities Co., Ltd........................  38,000    708,029
    Kyokuyo Co., Ltd................................... 175,000    452,541
    KYORIN Holdings, Inc...............................  78,600  1,760,080
    Kyoritsu Maintenance Co., Ltd......................  15,940    564,759
    Kyosan Electric Manufacturing Co., Ltd.............  91,000    287,119
    Kyoto Kimono Yuzen Co., Ltd........................  12,900    136,335
    Kyowa Exeo Corp.................................... 149,600  1,953,575
    Kyowa Hakko Kirin Co., Ltd......................... 245,000  2,482,202
    Kyudenko Corp......................................  81,000    640,061
*   Kyushu Electric Power Co., Inc..................... 117,700  1,350,504
    LAC Co., Ltd.......................................   7,400     42,309

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Land Business Co., Ltd.............................    17,200 $    74,986
#   Lasertec Corp......................................    27,500     291,762
#   Lawson, Inc........................................    15,700   1,142,172
    LEC, Inc...........................................     7,400      86,228
*   Leopalace21 Corp...................................    84,000     437,930
    Life Corp..........................................    18,900     271,573
    Lintec Corp........................................    85,100   1,553,425
#   Lion Corp..........................................   259,000   1,353,340
*   Livesense, Inc.....................................     2,600      55,216
#   LIXIL Group Corp...................................   187,219   4,823,402
*   Lonseal Corp.......................................    23,000      37,486
    Look, Inc..........................................    55,000     154,619
#   M3, Inc............................................       168     492,658
    Macnica, Inc.......................................    23,300     688,315
    Maeda Corp.........................................   223,000   1,493,919
    Maeda Kosen Co., Ltd...............................     8,600     103,601
    Maeda Road Construction Co., Ltd...................   117,000   1,910,989
    Maezawa Kasei Industries Co., Ltd..................    11,000     112,379
    Maezawa Kyuso Industries Co., Ltd..................    16,100     204,077
    Makino Milling Machine Co., Ltd....................   197,000   1,627,591
#   Makita Corp........................................    26,200   1,363,141
#   Makita Corp. Sponsored ADR.........................    12,696     661,842
    Mamiya-Op Co., Ltd.................................    73,000     162,943
    Mandom Corp........................................    24,600     838,921
    Mani, Inc..........................................     1,300      49,479
#   Marche Corp........................................     2,000      16,272
#   Mars Engineering Corp..............................    18,600     354,866
    Marubeni Corp......................................   786,359   5,485,828
    Marubun Corp.......................................    27,100     156,085
    Marudai Food Co., Ltd..............................   199,000     598,348
#*  Maruei Department Store Co., Ltd...................    27,000      53,375
    Maruetsu, Inc. (The)...............................    60,000     210,815
#   Maruha Nichiro Holdings, Inc.......................   617,815   1,019,182
#   Marui Group Co., Ltd...............................   365,600   3,424,832
    Maruka Machinery Co., Ltd..........................     7,200      84,367
    Marusan Securities Co., Ltd........................   121,200   1,076,202
#   Maruwa Co. Ltd/Aichi...............................    18,700     635,907
    Maruyama Manufacturing Co., Inc....................    70,000     172,872
#*  Maruzen CHI Holdings Co., Ltd......................     6,400      18,435
    Maruzen Showa Unyu Co., Ltd........................   116,000     375,482
    Marvelous AQL, Inc.................................    21,000     137,027
    Matsuda Sangyo Co., Ltd............................    25,662     332,622
    Matsui Construction Co., Ltd.......................    27,000     104,807
#   Matsui Securities Co., Ltd.........................    85,100     963,587
    Matsumotokiyoshi Holdings Co., Ltd.................    59,500   2,117,645
    Matsuya Foods Co., Ltd.............................    16,500     293,150
    Max Co., Ltd.......................................    64,000     708,423
    Maxvalu Tokai Co., Ltd.............................    10,100     158,241
*   Mazda Motor Corp................................... 2,344,000  11,242,163
#   McDonald's Holdings Co. Japan, Ltd.................    14,900     390,659
    MEC Co., Ltd.......................................    20,900     144,125
    Medical System Network Co., Ltd....................     8,000      40,933
    Medipal Holdings Corp..............................   247,700   3,617,063

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Megachips Corp.....................................    35,100 $   478,633
#   Megmilk Snow Brand Co., Ltd........................    91,800   1,142,252
#   Meidensha Corp.....................................   312,000   1,249,610
    MEIJI Holdings Co., Ltd............................    60,610   3,782,346
#   Meiji Shipping Co., Ltd............................     9,800      41,386
    Meiko Electronics Co., Ltd.........................    17,600     135,100
    Meiko Network Japan Co., Ltd.......................    14,300     156,778
    Meisei Industrial Co., Ltd.........................    73,000     337,872
    Meitec Corp........................................    19,900     530,549
    Meito Sangyo Co., Ltd..............................    12,900     131,575
    Meito Transportation Co., Ltd......................     1,300       8,513
    Meiwa Corp.........................................    33,500     112,329
*   Meiwa Estate Co., Ltd..............................    26,500     125,073
#   Melco Holdings, Inc................................    23,400     384,593
    Mesco, Inc.........................................     6,000      47,738
    Message Co., Ltd...................................     8,100     269,867
    Michinoku Bank, Ltd. (The).........................   179,000     350,765
#   Micronics Japan Co., Ltd...........................    10,400     581,882
    Mie Bank, Ltd. (The)...............................   167,000     367,881
    Mikuni Corp........................................     9,000      34,690
    Milbon Co., Ltd....................................     6,336     226,541
    Mimasu Semiconductor Industry Co., Ltd.............    33,900     281,768
    Minato Bank, Ltd. (The)............................   319,000     535,475
#   Minebea Co., Ltd...................................   561,000   4,222,055
    Ministop Co., Ltd..................................    24,300     389,002
    Miraca Holdings, Inc...............................    43,900   2,074,543
#   Miraial Co., Ltd...................................    10,800     160,261
    Mirait Holdings Corp...............................   125,630   1,100,437
    Miroku Jyoho Service Co., Ltd......................    23,000      96,273
    Misawa Homes Co., Ltd..............................    41,000     575,548
#   MISUMI Group, Inc..................................    38,100   1,092,316
    Mitani Corp........................................    14,900     313,530
#   Mito Securities Co., Ltd...........................   131,000     590,738
    Mitsuba Corp.......................................    71,000   1,182,605
    Mitsubishi Chemical Holdings Corp.................. 1,570,200   6,674,627
    Mitsubishi Corp....................................   799,700  14,703,383
    Mitsubishi Electric Corp...........................   309,000   3,490,219
    Mitsubishi Estate Co., Ltd.........................   109,073   2,678,953
    Mitsubishi Gas Chemical Co., Inc...................   527,000   3,701,336
    Mitsubishi Heavy Industries, Ltd................... 1,337,000   8,630,578
#*  Mitsubishi Kakoki Kaisha, Ltd......................   110,000     181,964
#   Mitsubishi Logistics Corp..........................   197,000   2,752,975
    Mitsubishi Materials Corp.......................... 1,120,200   3,760,572
#*  Mitsubishi Motors Corp.............................   142,300   1,523,550
#   Mitsubishi Nichiyu Forklift Co., Ltd...............    31,000     199,516
*   Mitsubishi Paper Mills, Ltd........................   678,000     652,542
    Mitsubishi Pencil Co., Ltd.........................    34,600     801,054
    Mitsubishi Research Institute, Inc.................       600      12,701
    Mitsubishi Shokuhin Co., Ltd.......................    17,500     414,630
    Mitsubishi Steel Manufacturing Co., Ltd............   271,000     676,688
    Mitsubishi Tanabe Pharma Corp......................   231,100   3,393,194
    Mitsubishi UFJ Financial Group, Inc................ 5,724,200  34,412,609
    Mitsubishi UFJ Financial Group, Inc. ADR........... 1,847,677  11,159,969

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Mitsuboshi Belting Co., Ltd........................     88,000 $   491,284
#   Mitsui & Co., Ltd..................................    676,200   9,055,195
    Mitsui & Co., Ltd. Sponsored ADR...................     15,592   4,187,543
#   Mitsui Chemicals, Inc..............................  1,441,065   3,439,989
    Mitsui Engineering & Shipbuilding Co., Ltd.........  1,510,000   2,945,652
    Mitsui Fudosan Co., Ltd............................    178,000   5,621,120
    Mitsui High-Tec, Inc...............................     43,200     287,239
    Mitsui Home Co., Ltd...............................     50,000     235,181
    Mitsui Knowledge Industry Co., Ltd.................     88,700     139,143
    Mitsui Matsushima Co., Ltd.........................    323,000     501,747
    Mitsui Mining & Smelting Co., Ltd..................  1,170,000   3,115,589
    Mitsui OSK Lines, Ltd..............................  1,171,000   4,799,912
    Mitsui Sugar Co., Ltd..............................    151,000     643,217
    Mitsui-Soko Co., Ltd...............................    151,000     656,549
*   Mitsumi Electric Co., Ltd..........................    176,700   1,252,288
    Mitsumura Printing Co., Ltd........................     15,000      40,112
    Mitsuuroko Holdings Co., Ltd.......................     30,300     167,682
    Miura Co., Ltd.....................................     44,200   1,146,152
#*  Miyaji Engineering Group, Inc......................     88,000     225,708
    Miyazaki Bank, Ltd. (The)..........................    308,000     853,641
    Miyoshi Oil & Fat Co., Ltd.........................    119,000     174,140
    Mizuho Financial Group, Inc........................ 13,657,060  28,943,690
#   Mizuno Corp........................................    207,605   1,037,611
    Mochida Pharmaceutical Co., Ltd....................     18,699   1,086,011
#   Modec, Inc.........................................     20,700     562,702
    Monex Group, Inc...................................    236,000     992,981
#   Money Partners Group Co., Ltd......................     23,100      59,270
    Monogatari Corp. (The).............................      2,000      60,733
#   MonotaRO Co., Ltd..................................     18,300     388,781
    MORESCO Corp.......................................      6,300     100,596
    Morinaga & Co., Ltd................................    369,000     791,064
#   Morinaga Milk Industry Co., Ltd....................    419,000   1,231,159
    Morita Holdings Corp...............................     62,000     485,472
    Morozoff, Ltd......................................     48,000     146,326
    Mory Industries, Inc...............................     45,000     183,804
    MOS Food Services, Inc.............................     28,200     587,796
    Moshi Moshi Hotline, Inc...........................     58,000     606,985
    Mr Max Corp........................................     35,900     116,127
    MS&AD Insurance Group Holdings.....................    273,374   6,333,857
    MTI, Ltd...........................................      4,300      65,397
    Murata Manufacturing Co., Ltd......................     43,900   4,076,260
#   Musashi Seimitsu Industry Co., Ltd.................     39,700     775,648
    Musashino Bank, Ltd. (The).........................     59,100   1,896,995
#   Mutoh Holdings Co., Ltd............................     67,000     318,222
    Nabtesco Corp......................................     43,700     968,779
    NAC Co., Ltd.......................................     14,200     234,114
    Nachi-Fujikoshi Corp...............................    283,000   1,786,800
    Nafco Co., Ltd.....................................        200       3,071
    Nagaileben Co., Ltd................................     17,200     286,573
    Nagano Bank, Ltd. (The)............................     89,000     159,276
    Nagano Keiki Co., Ltd..............................      1,700      11,059
    Nagase & Co., Ltd..................................    209,300   2,452,698
    Nagatanien Co., Ltd................................     10,000      90,059

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Nagoya Railroad Co., Ltd...........................   620,000 $1,846,143
#*  Naigai Co., Ltd....................................   132,000    124,363
    Nakabayashi Co., Ltd...............................    59,000    118,189
    Nakamuraya Co., Ltd................................    41,000    159,180
    Nakano Corp........................................     1,000      2,360
#*  Nakayama Steel Works, Ltd..........................   239,000    209,929
    Namco Bandai Holdings, Inc.........................   123,200  2,795,946
    Namura Shipbuilding Co., Ltd.......................    43,500    595,181
#   Nankai Electric Railway Co., Ltd...................   355,000  1,246,391
    Nanto Bank, Ltd. (The).............................   349,000  1,225,611
    Natori Co., Ltd....................................     7,200     76,453
    NDS Co., Ltd.......................................    58,000    163,293
    NEC Capital Solutions, Ltd.........................    18,800    441,413
    NEC Corp........................................... 2,739,800  7,917,586
    NEC Fielding, Ltd..................................    36,800    519,112
    NEC Networks & System Integration Corp.............    41,300    959,128
#   NET One Systems Co., Ltd...........................   178,400  1,108,648
    Neturen Co., Ltd...................................    59,400    444,664
#*  New Japan Chemical Co., Ltd........................    56,000    141,478
    Nexon Co., Ltd.....................................    86,800    750,007
    Next Co., Ltd......................................    18,300    178,896
#   NGK Insulators, Ltd................................   182,000  3,068,879
    NGK Spark Plug Co., Ltd............................   194,000  4,475,488
    NHK Spring Co., Ltd................................   256,900  2,626,021
    Nice Holdings, Inc.................................   106,000    233,351
#   Nichi-iko Pharmaceutical Co., Ltd..................    40,250    597,203
    Nichia Steel Works, Ltd............................    53,000    187,056
#   Nichias Corp.......................................   176,000  1,229,003
    Nichiban Co., Ltd..................................    38,000    132,125
    Nichicon Corp......................................   116,500    991,050
    Nichiden Corp......................................     9,100    197,873
    Nichiha Corp.......................................    38,100    522,450
#   Nichii Gakkan Co...................................    83,600    710,802
    Nichimo Co., Ltd...................................    48,000     90,045
    Nichirei Corp......................................   469,000  2,125,165
    Nichireki Co., Ltd.................................    44,000    493,170
    Nidec Copal Electronics Corp.......................     7,100     53,469
#   Nidec Corp.........................................    28,649  3,187,374
#   Nidec Corp. ADR....................................     9,900    275,517
    Nifco, Inc.........................................    71,800  1,867,937
    NIFTY Corp.........................................    16,300    209,167
#   Nihon Chouzai Co., Ltd.............................     4,580    125,520
#   Nihon Dempa Kogyo Co., Ltd.........................    33,100    279,928
    Nihon Kagaku Sangyo Co., Ltd.......................    11,000     84,507
    Nihon Kohden Corp..................................    51,100  1,992,126
#   Nihon M&A Center, Inc..............................     7,500    622,841
    Nihon Nohyaku Co., Ltd.............................    79,000  1,102,289
    Nihon Parkerizing Co., Ltd.........................    70,000  1,513,265
    Nihon Plast Co., Ltd...............................     2,900     21,113
    Nihon Shokuhin Kako Co., Ltd.......................     7,000     24,824
    Nihon Trim Co., Ltd................................     6,600    516,433
    Nihon Unisys, Ltd..................................    93,700    952,224
    Nihon Yamamura Glass Co., Ltd......................   145,000    259,270

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nikkiso Co., Ltd...................................   100,000 $ 1,259,160
    Nikko Co., Ltd.....................................    33,000     198,215
#   Nikon Corp.........................................   275,700   4,709,987
    Nippo Corp.........................................    94,000   1,463,913
    Nippon Beet Sugar Manufacturing Co., Ltd...........   165,000     319,095
#   Nippon Carbon Co., Ltd.............................   193,000     352,877
#*  Nippon Chemi-Con Corp..............................   232,000     761,369
*   Nippon Chemical Industrial Co., Ltd................   205,000     273,287
    Nippon Chemiphar Co., Ltd..........................    39,000     175,734
    Nippon Chutetsukan KK..............................    46,000      99,041
    Nippon Coke & Engineering Co., Ltd.................   375,000     502,999
#*  Nippon Columbia Co., Ltd...........................     9,800      52,793
    Nippon Concrete Industries Co., Ltd................    47,000     235,376
    Nippon Denko Co., Ltd..............................   188,000     540,214
    Nippon Densetsu Kogyo Co., Ltd.....................    76,000     975,264
#   Nippon Electric Glass Co., Ltd.....................   690,000   3,107,152
    Nippon Express Co., Ltd............................   855,000   4,016,004
    Nippon Felt Co., Ltd...............................    15,100      69,653
    Nippon Filcon Co., Ltd.............................    16,300      69,037
    Nippon Fine Chemical Co., Ltd......................    23,700     144,240
    Nippon Flour Mills Co., Ltd........................   251,000   1,250,404
    Nippon Formula Feed Manufacturing Co., Ltd.........   128,000     149,346
#   Nippon Gas Co., Ltd................................    28,600     298,918
    Nippon Hume Corp...................................    36,000     316,051
#   Nippon Jogesuido Sekkei Co., Ltd...................     8,200     105,252
    Nippon Kanzai Co., Ltd.............................     8,000     155,330
    Nippon Kasei Chemical Co., Ltd.....................    26,000      37,070
    Nippon Kayaku Co., Ltd.............................   188,000   2,474,901
*   Nippon Kinzoku Co., Ltd............................    87,000     116,226
    Nippon Koei Co., Ltd...............................   142,000     627,333
    Nippon Konpo Unyu Soko Co., Ltd....................   108,500   1,926,523
#*  Nippon Koshuha Steel Co., Ltd......................   153,000     158,820
#   Nippon Light Metal Holdings Co., Ltd............... 1,102,700   1,564,364
    Nippon Meat Packers, Inc...........................   190,000   3,235,404
    Nippon Paint Co., Ltd..............................   191,000   3,139,497
#   Nippon Paper Industries Co., Ltd...................   171,202   3,081,431
    Nippon Parking Development Co., Ltd................   144,100     186,798
    Nippon Pillar Packing Co., Ltd.....................    35,000     228,636
    Nippon Piston Ring Co., Ltd........................   132,000     267,831
    Nippon Rietec Co., Ltd.............................     3,000      22,225
    Nippon Road Co., Ltd. (The)........................   129,000     684,012
    Nippon Seiki Co., Ltd..............................    73,000   1,369,169
    Nippon Seisen Co., Ltd.............................    36,000     157,395
#   Nippon Sharyo, Ltd.................................   120,000     596,131
#*  Nippon Sheet Glass Co., Ltd........................ 1,834,000   2,388,629
    Nippon Shinyaku Co., Ltd...........................    83,000   1,623,618
    Nippon Shokubai Co., Ltd...........................   234,000   2,456,804
    Nippon Signal Co., Ltd.............................   110,800     973,631
    Nippon Soda Co., Ltd...............................   269,000   1,528,287
    Nippon Steel & Sumikin Bussan Corp.................   262,000     994,446
    Nippon Steel & Sumikin Texeng Co., Ltd.............    74,000     286,010
    Nippon Steel & Sumitomo Metal Corp................. 4,092,540  12,413,618
*   Nippon Suisan Kaisha, Ltd..........................   486,600     995,158

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Synthetic Chemical Industry Co., Ltd. (The)...    78,000 $   694,702
    Nippon Telegraph & Telephone Corp....................    25,500   1,364,814
#   Nippon Telegraph & Telephone Corp. ADR...............    71,400   1,924,944
    Nippon Television Holdings, Inc......................    50,900     871,503
    Nippon Thompson Co., Ltd.............................   150,000     739,795
    Nippon Tungsten Co., Ltd.............................    31,000      58,994
    Nippon Valqua Industries, Ltd........................   135,000     367,029
#*  Nippon Yakin Kogyo Co., Ltd..........................   285,000     823,005
#   Nippon Yusen KK...................................... 1,730,904   5,356,413
#   Nipro Corp...........................................   202,000   1,756,128
*   NIS Group Co., Ltd. ADR..............................    30,800          --
    Nishi-Nippon City Bank, Ltd. (The)................... 1,215,000   3,063,104
    Nishi-Nippon Railroad Co., Ltd.......................   286,000   1,085,296
    Nishimatsu Construction Co., Ltd.....................   446,000   1,537,540
    Nishimatsuya Chain Co., Ltd..........................    91,900     725,791
    Nishio Rent All Co., Ltd.............................    21,800     578,649
    Nissan Chemical Industries, Ltd......................   148,700   2,115,829
    Nissan Motor Co., Ltd................................ 1,279,000  10,971,654
    Nissan Shatai Co., Ltd...............................   119,000   1,505,360
    Nissan Tokyo Sales Holdings Co., Ltd.................    36,000     145,693
#   Nissei ASB Machine Co., Ltd..........................     5,100     117,420
    Nissei Plastic Industrial Co., Ltd...................    20,700     125,143
#*  Nissha Printing Co., Ltd.............................    20,300     291,228
    Nisshin Fudosan Co...................................    56,200     210,665
#   Nisshin Oillio Group, Ltd. (The).....................   223,000     734,506
#   Nisshin Seifun Group, Inc............................   397,769   3,953,312
    Nisshin Steel Holdings Co., Ltd......................   147,274   1,562,607
    Nisshinbo Holdings, Inc..............................   285,000   2,479,097
    Nissin Corp..........................................   100,000     274,676
#   Nissin Electric Co., Ltd.............................    78,000     409,237
    Nissin Foods Holdings Co., Ltd.......................    27,775   1,202,348
    Nissin Kogyo Co., Ltd................................    65,400   1,329,952
    Nissin Sugar Co., Ltd................................     4,900     107,498
    Nissui Pharmaceutical Co., Ltd.......................    18,200     194,980
    Nitori Holdings Co., Ltd.............................    10,000     971,169
    Nitta Corp...........................................    33,400     753,740
#   Nitta Gelatin, Inc...................................     4,100      38,376
    Nittan Valve Co., Ltd................................    27,500      87,793
    Nittetsu Mining Co., Ltd.............................   115,000     535,933
    Nitto Boseki Co., Ltd................................   286,000   1,241,808
    Nitto Denko Corp.....................................   142,100   6,318,297
    Nitto FC Co., Ltd....................................     5,100      31,196
    Nitto Kogyo Corp.....................................    41,100     711,216
    Nitto Kohki Co., Ltd.................................    18,300     327,577
    Nitto Seiko Co., Ltd.................................    39,000     126,585
    Nittoc Construction Co., Ltd.........................    59,549     222,378
#   Nittoku Engineering Co., Ltd.........................    29,800     260,214
    NKSJ Holdings, Inc...................................   314,100   8,174,558
    Noevir Holdings Co., Ltd.............................    22,100     405,656
    NOF Corp.............................................   265,000   1,851,544
    Nohmi Bosai, Ltd.....................................    38,000     391,201
#   NOK Corp.............................................   174,300   2,808,065
#   Nomura Co., Ltd......................................    62,000     529,036

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Nomura Holdings, Inc............................... 1,462,300 $10,160,061
#   Nomura Holdings, Inc. ADR..........................   402,117   2,798,734
    Nomura Real Estate Holdings, Inc...................   100,300   2,032,830
    Nomura Research Institute, Ltd.....................    18,500     608,019
    Noritake Co., Ltd/Nagoya...........................   225,000     551,494
    Noritz Corp........................................    51,900   1,085,892
    North Pacific Bank, Ltd............................   501,400   1,958,009
#   NS Solutions Corp..................................    28,500     728,223
#*  NS United Kaiun Kaisha, Ltd........................   237,000     623,773
    NSD Co., Ltd.......................................    64,100     880,180
    NSK, Ltd...........................................   316,000   3,543,169
*   NTN Corp...........................................   812,000   3,476,828
    NTT Data Corp......................................    60,700   2,140,165
#   NTT DOCOMO, Inc....................................   697,600  11,169,133
    NTT DOCOMO, Inc. Sponsored ADR.....................    44,600     713,600
    NTT Urban Development Corp.........................    36,300     353,329
    Nuflare Technology, Inc............................     2,600     271,298
#   Obara Group, Inc...................................    15,900     495,939
    Obayashi Corp......................................   660,000   3,896,462
    Obayashi Road Corp.................................    44,000     254,408
    OBIC Business Consultants, Ltd.....................    11,000     369,815
#   Obic Co., Ltd......................................    66,400   2,049,892
    Odakyu Electric Railway Co., Ltd...................   172,000   1,508,608
    Odelic Co., Ltd....................................     2,600      75,426
    Oenon Holdings, Inc................................   102,000     225,192
    Ogaki Kyoritsu Bank, Ltd. (The)....................   583,000   1,625,985
    Ohara, Inc.........................................    15,100      89,030
    Ohashi Technica, Inc...............................     4,700      43,720
#   Ohsho Food Service Corp............................    13,500     442,726
    OIE Sangyo Co., Ltd................................     1,200       9,524
#   Oiles Corp.........................................    42,168     982,340
    Oita Bank, Ltd. (The)..............................   309,000   1,246,200
    Oji Holdings Corp..................................   915,000   4,311,630
    Okabe Co., Ltd.....................................    60,500     758,181
    Okamoto Industries, Inc............................   111,000     364,298
*   Okamoto Machine Tool Works, Ltd....................    47,000      57,275
    Okamura Corp.......................................   122,000   1,013,648
    Okasan Securities Group, Inc.......................    29,000     268,473
    Okaya Electric Industries Co., Ltd.................     6,700      24,807
*   OKI Electric Cable Co., Ltd........................    12,000      21,656
#*  Oki Electric Industry Co., Ltd.....................   190,000     431,095
    Okinawa Cellular Telephone Co......................     1,700      44,371
    Okinawa Electric Power Co., Inc. (The).............    20,180     631,968
#   OKK Corp...........................................   153,000     208,329
#   OKUMA Corp.........................................   229,000   2,196,645
    Okumura Corp.......................................   357,000   1,581,943
    Okura Industrial Co., Ltd..........................    71,000     229,166
    Okuwa Co., Ltd.....................................    30,000     256,389
    Olympic Group Corp.................................    18,200     136,605
*   Olympus Corp.......................................    51,200   1,504,371
    Omron Corp.........................................    71,300   2,819,018
    ONO Sokki Co., Ltd.................................    27,000     125,754
#   Onoken Co., Ltd....................................    19,100     229,970

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Onward Holdings Co., Ltd........................... 253,000 $1,826,099
    OPT, Inc...........................................   5,000     45,589
    Optex Co., Ltd.....................................  18,300    285,947
    Oracle Corp. Japan.................................  10,500    417,000
    Organo Corp........................................  70,000    321,018
    Oriental Land Co., Ltd.............................   5,200    789,122
#   Origin Electric Co., Ltd...........................  47,000    145,663
    Osaka Gas Co., Ltd................................. 530,000  2,140,483
    Osaka Organic Chemical Industry, Ltd...............  16,800     75,182
    Osaka Steel Co., Ltd...............................  20,100    338,433
    OSAKA Titanium Technologies Co., Ltd...............  27,900    448,977
#   Osaki Electric Co., Ltd............................  74,000    438,661
    OSG Corp...........................................  54,700  1,012,584
    Otsuka Corp........................................   6,400    759,113
    Otsuka Holdings Co., Ltd...........................  86,700  2,652,810
    Otsuka Kagu, Ltd...................................   2,500     24,368
    Outsourcing, Inc...................................   3,000     33,068
    Oyo Corp...........................................  36,500    566,303
    Pacific Industrial Co., Ltd........................  79,000    501,896
    Pacific Metals Co., Ltd............................ 249,000    866,413
    Pack Corp. (The)...................................  21,700    376,842
    Pal Co., Ltd.......................................  15,800    302,009
    Paltac Corp........................................  68,758    918,754
    PanaHome Corp...................................... 168,000  1,165,104
    Panasonic Corp..................................... 868,100  9,838,742
    Panasonic Corp. Sponsored ADR...................... 204,353  2,319,407
    Panasonic Industrial Devices SUNX Co., Ltd.........  39,400    182,006
    Panasonic Information Systems......................     900     24,369
#   Paramount Bed Holdings Co., Ltd....................   6,000    195,704
#   Parco Co., Ltd.....................................  38,100    349,849
    Paris Miki Holdings, Inc...........................  44,400    198,807
#   Park24 Co., Ltd....................................  50,800  1,045,392
    Pasco Corp.........................................  29,000    136,434
    Pasona Group, Inc..................................  29,200    183,182
    Penta-Ocean Construction Co., Ltd.................. 487,500  1,752,125
    PIA Corp...........................................   1,500     27,491
#   Pigeon Corp........................................  18,700    851,568
    Pilot Corp.........................................  17,900    543,654
    Piolax, Inc........................................  18,700    705,125
#*  Pioneer Corp....................................... 588,500  1,258,558
    Plenus Co., Ltd....................................  36,100    840,431
#   Pola Orbis Holdings, Inc...........................  32,800  1,098,497
    Poplar Co., Ltd....................................   3,500     18,105
    Press Kogyo Co., Ltd............................... 212,000    900,081
    Pressance Corp.....................................  13,600    375,283
#   Prestige International, Inc........................  10,900    105,191
    Prima Meat Packers, Ltd............................ 266,000    483,642
    Pronexus, Inc......................................  30,900    196,882
    Proto Corp.........................................  15,600    218,173
#   PS Mitsubishi Construction Co., Ltd................  41,600    183,696
    Qol Co., Ltd.......................................  21,200    121,874
    Raito Kogyo Co., Ltd...............................  96,800    653,449
#   Rakuten, Inc.......................................  83,000  1,358,100

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#*  Rasa Industries, Ltd...............................   127,000 $  202,247
    Relo Holdings, Inc.................................     7,300    379,944
    Renaissance, Inc...................................     6,600     54,309
#*  Renesas Electronics Corp...........................    48,500    254,204
    Rengo Co., Ltd.....................................   434,710  2,287,147
*   Renown, Inc........................................    86,300    109,997
    Resona Holdings, Inc............................... 1,178,400  6,211,438
    Resorttrust, Inc...................................    90,800  1,558,596
    Rheon Automatic Machinery Co., Ltd.................    14,000     82,167
    Rhythm Watch Co., Ltd..............................   146,000    195,824
    Riberesute Corp....................................     8,100     50,318
    Ricoh Co., Ltd.....................................   732,619  7,698,576
    Ricoh Leasing Co., Ltd.............................    35,500    946,641
    Right On Co., Ltd..................................    24,400    169,771
    Riken Corp.........................................   183,000    855,761
    Riken Keiki Co., Ltd...............................    16,300    137,467
    Riken Technos Corp.................................    62,000    372,125
    Riken Vitamin Co., Ltd.............................    12,600    300,711
    Rinnai Corp........................................    11,800    918,098
#   Rion Co., Ltd......................................     9,100    135,789
    Riso Kagaku Corp...................................    34,179    679,282
#   Riso Kyoiku Co., Ltd...............................    25,550    139,735
    Rock Field Co., Ltd................................    16,400    287,984
    Rohm Co., Ltd......................................   100,400  5,003,396
    Rohto Pharmaceutical Co., Ltd......................   107,000  1,716,764
#   Rokko Butter Co., Ltd..............................     6,000     46,026
    Roland Corp........................................     8,500    113,423
    Roland DG Corp.....................................     9,200    298,100
    Round One Corp.....................................   158,800  1,470,261
    Royal Holdings Co., Ltd............................    44,800    647,373
    Ryobi, Ltd.........................................   266,000  1,081,595
    Ryoden Trading Co., Ltd............................    56,000    393,693
    Ryohin Keikaku Co., Ltd............................    14,675  1,351,740
    Ryosan Co., Ltd....................................    65,000  1,355,369
    S Foods, Inc.......................................    26,500    280,416
#   Sagami Chain Co., Ltd..............................    20,000    182,719
    Saibu Gas Co., Ltd.................................   279,000    656,359
    Saizeriya Co., Ltd.................................    54,400    639,129
    Sakai Chemical Industry Co., Ltd...................   174,000    524,012
    Sakai Heavy Industries, Ltd........................    63,000    224,348
    Sakai Moving Service Co., Ltd......................     2,500     85,029
    Sakai Ovex Co., Ltd................................    75,000    139,658
    Sakata INX Corp....................................    77,000    697,002
    Sakata Seed Corp...................................    65,600    837,506
    Sala Corp..........................................    56,500    268,844
#   SAMTY Co., Ltd.....................................        44     31,520
    San Holdings, Inc..................................     1,800     24,482
    San-A Co., Ltd.....................................    33,000    933,550
    San-Ai Oil Co., Ltd................................    95,000    458,432
    San-In Godo Bank, Ltd. (The).......................   301,000  2,087,343
#   Sanden Corp........................................   189,000    899,124
    Sanei Architecture Planning Co., Ltd...............     5,900     48,914
    Sangetsu Co., Ltd..................................    48,400  1,186,372

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#*  Sanix, Inc.........................................  22,200 $  188,205
    Sanken Electric Co., Ltd........................... 165,000  1,136,535
    Sanki Engineering Co., Ltd......................... 108,000    661,607
#   Sanko Marketing Foods Co., Ltd.....................  10,800     97,837
    Sanko Metal Industrial Co., Ltd....................  38,000     99,122
    Sankyo Co., Ltd....................................  45,600  2,157,011
    Sankyo Seiko Co., Ltd..............................  54,900    194,736
    Sankyo Tateyama, Inc...............................  47,800  1,116,098
    Sankyu, Inc........................................ 559,000  2,104,636
    Sanoh Industrial Co., Ltd..........................  47,100    328,279
#   Sanrio Co., Ltd....................................  14,000    514,964
    Sanshin Electronics Co., Ltd.......................  43,700    310,005
    Santen Pharmaceutical Co., Ltd.....................  17,000    712,113
    Sanwa Holdings Corp................................ 293,000  2,042,077
    Sanyo Chemical Industries, Ltd..................... 127,000    886,814
    Sanyo Denki Co., Ltd...............................  68,000    452,366
    Sanyo Housing Nagoya Co., Ltd......................  17,200    186,022
    Sanyo Industries, Ltd..............................  15,000     26,536
    Sanyo Shokai, Ltd.................................. 232,000    621,824
    Sanyo Special Steel Co., Ltd....................... 214,000    947,344
    Sapporo Holdings, Ltd.............................. 622,000  2,351,019
#*  Sasebo Heavy Industries Co., Ltd................... 264,000    348,255
    Sata Construction Co., Ltd......................... 109,000    134,216
#   Sato Holdings Corp.................................  37,900    837,791
    Sato Shoji Corp....................................  19,700    128,736
    Satori Electric Co., Ltd...........................  20,500    125,569
#   Sawada Holdings Co., Ltd...........................  31,300    366,982
    Sawai Pharmaceutical Co., Ltd......................  15,200    902,385
    Saxa Holdings, Inc.................................  86,000    128,879
    SBI Holdings, Inc.................................. 369,280  5,056,096
    SBS Holdings, Inc..................................   1,100     18,544
    Scroll Corp........................................  41,800    130,322
    SCSK Corp..........................................  50,959  1,404,212
    Secom Co., Ltd.....................................  38,200  2,146,060
    Secom Joshinetsu Co., Ltd..........................   1,500     36,897
    Sega Sammy Holdings, Inc...........................  54,612  1,304,425
    Seibu Electric Industry Co., Ltd...................  16,000     72,615
    Seika Corp.........................................  84,000    199,040
*   Seikitokyu Kogyo Co., Ltd.......................... 180,000    239,830
#   Seiko Epson Corp................................... 215,600  5,598,806
#   Seiko Holdings Corp................................ 195,000    960,833
#   Seiko PMC Corp.....................................   2,100     16,644
    Seino Holdings Co., Ltd............................ 268,000  2,530,526
    Seiren Co., Ltd....................................  87,000    671,425
    Sekisui Chemical Co., Ltd.......................... 344,000  3,964,863
#   Sekisui House, Ltd................................. 564,000  7,778,902
    Sekisui Jushi Corp.................................  54,000    755,538
    Sekisui Plastics Co., Ltd..........................  76,000    208,299
#   Senko Co., Ltd..................................... 152,000    743,628
    Senshu Electric Co., Ltd...........................   9,500    123,295
    Senshu Ikeda Holdings, Inc......................... 287,560  1,282,286
    Senshukai Co., Ltd.................................  64,400    532,088
    Septeni Holdings Co., Ltd..........................  20,600    289,391

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Seria Co., Ltd.....................................    10,100 $  416,296
    Seven & I Holdings Co., Ltd........................   183,152  7,219,666
    Seven Bank, Ltd....................................   139,400    531,335
#*  Sharp Corp.........................................   836,000  2,835,883
*   Shibaura Mechatronics Corp.........................    55,000    126,522
    Shibusawa Warehouse Co., Ltd. (The)................    80,000    284,183
#   Shibuya Kogyo Co., Ltd.............................     8,900    227,279
    Shidax Corp........................................    17,900     93,515
    Shiga Bank, Ltd. (The).............................   394,000  1,924,275
    Shikibo, Ltd.......................................   256,000    328,986
    Shikoku Bank, Ltd. (The)...........................   248,000    542,674
    Shikoku Chemicals Corp.............................    72,000    551,202
#*  Shikoku Electric Power Co., Inc....................   113,900  1,643,666
#   Shima Seiki Manufacturing, Ltd.....................    55,400    903,564
    Shimachu Co., Ltd..................................    91,200  2,028,854
    Shimadzu Corp......................................   323,000  2,866,560
    Shimamura Co., Ltd.................................    17,000  1,501,573
    Shimano, Inc.......................................    10,800    962,146
    Shimizu Bank, Ltd. (The)...........................    11,900    299,196
    Shimizu Corp.......................................   934,000  5,034,648
    Shimojima Co., Ltd.................................     1,500     14,204
    Shin Nippon Air Technologies Co., Ltd..............    22,400    137,727
    Shin-Etsu Chemical Co., Ltd........................   169,800  9,400,970
    Shin-Etsu Polymer Co., Ltd.........................    82,100    305,122
    Shin-Keisei Electric Railway Co., Ltd..............    26,000     93,361
    Shinagawa Refractories Co., Ltd....................    88,000    190,682
    Shindengen Electric Manufacturing Co., Ltd.........   119,000    732,224
    Shinko Electric Industries Co., Ltd................   120,400    923,008
    Shinko Plantech Co., Ltd...........................    87,600    652,265
    Shinko Shoji Co., Ltd..............................    36,200    319,286
    Shinko Wire Co., Ltd...............................    47,000     82,554
    Shinmaywa Industries, Ltd..........................   179,000  1,539,580
    Shinnihon Corp.....................................    42,600    125,573
    Shinsei Bank, Ltd.................................. 1,812,000  3,662,993
    Shinsho Corp.......................................    94,000    198,755
    Shinwa Co. Ltd/Nagoya..............................     5,000     58,810
    Shionogi & Co., Ltd................................   138,300  2,817,527
    Ship Healthcare Holdings, Inc......................    34,000  1,298,906
    Shiroki Corp.......................................    85,000    190,977
    Shiseido Co., Ltd..................................   120,900  1,911,511
    Shizuki Electric Co., Inc..........................    24,000    107,523
    Shizuoka Bank, Ltd. (The)..........................   615,000  6,108,234
#   Shizuoka Gas Co., Ltd..............................    94,300    556,346
    Shobunsha Publications, Inc........................    15,400    106,900
    Shoko Co., Ltd.....................................   139,000    210,686
#   Showa Aircraft Industry Co., Ltd...................    25,000    340,152
    Showa Corp.........................................    85,700  1,131,808
#   Showa Denko KK..................................... 2,819,000  3,825,011
    Showa Sangyo Co., Ltd..............................   108,000    345,371
#   Showa Shell Sekiyu KK..............................   319,600  3,041,467
    Siix Corp..........................................    30,000    419,663
    Sinanen Co., Ltd...................................    93,000    375,616
    Sinfonia Technology Co., Ltd.......................   161,000    258,426

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Sinko Industries, Ltd..............................    19,200 $   143,115
    Sintokogio, Ltd....................................    92,800     705,595
    SKY Perfect JSAT Holdings, Inc.....................   319,900   1,647,083
    SMC Corp...........................................     5,100   1,277,311
    SMK Corp...........................................   103,000     499,174
    SMS Co., Ltd.......................................     5,100     104,723
    SNT Corp...........................................    17,600      68,555
    Soda Nikka Co., Ltd................................    13,000      55,957
    Sodick Co., Ltd....................................    92,100     395,364
    Soft99 Corp........................................    10,600      71,183
#   Softbank Corp......................................   133,932   9,696,220
#   Softbank Technology Corp...........................     8,700     118,235
    Sogo Medical Co., Ltd..............................     7,600     287,718
    Sohgo Security Services Co., Ltd...................   100,300   1,877,260
    Sojitz Corp........................................ 2,235,000   3,831,515
#   Sony Corp..........................................   288,300   4,516,793
#   Sony Corp. Sponsored ADR...........................   355,389   5,597,377
    Sony Financial Holdings, Inc.......................   114,400   1,850,640
    Soshin Electric Co., Ltd...........................     7,200      27,487
    Sotetsu Holdings, Inc..............................   290,000   1,043,257
    Sotoh Co., Ltd.....................................     6,300      58,591
    Space Co., Ltd.....................................    10,300      86,713
    SPK Corp...........................................     5,700     105,456
#   Square Enix Holdings Co., Ltd......................   113,500   3,199,944
    ST Corp............................................    14,600     141,538
#   St Marc Holdings Co., Ltd..........................    11,800     561,921
    Stanley Electric Co., Ltd..........................   122,300   2,762,938
#   Star Micronics Co., Ltd............................    62,000     716,426
    Starbucks Coffee Japan, Ltd........................    13,000     157,418
    Start Today Co., Ltd...............................    26,700     592,006
    Starts Corp., Inc..................................    19,000     263,128
    Starzen Co., Ltd...................................    95,000     257,106
    Stella Chemifa Corp................................    19,200     285,714
    Step Co., Ltd......................................     5,400      42,137
#   Studio Alice Co., Ltd..............................    14,100     186,514
    Sugi Holdings Co., Ltd.............................    15,600     622,345
    Sugimoto & Co., Ltd................................    10,300      96,450
#*  Sumco Corp.........................................   141,360   1,081,473
    Sumida Corp........................................    19,700      98,086
    Suminoe Textile Co., Ltd...........................    84,000     246,393
    Sumitomo Bakelite Co., Ltd.........................   407,000   1,517,471
#   Sumitomo Chemical Co., Ltd......................... 1,465,000   5,935,044
    Sumitomo Corp......................................   643,500   8,018,219
    Sumitomo Densetsu Co., Ltd.........................    28,900     421,174
    Sumitomo Electric Industries, Ltd..................   586,500   9,211,543
    Sumitomo Forestry Co., Ltd.........................   206,200   2,222,276
#   Sumitomo Heavy Industries, Ltd.....................   978,480   4,530,612
#   Sumitomo Metal Mining Co., Ltd.....................   555,000   7,180,977
#*  Sumitomo Mitsui Construction Co., Ltd..............   551,500     614,972
    Sumitomo Mitsui Financial Group, Inc...............   773,070  35,813,334
    Sumitomo Mitsui Trust Holdings, Inc................ 1,971,730   9,354,138
    Sumitomo Osaka Cement Co., Ltd.....................   722,000   2,699,522
    Sumitomo Precision Products Co., Ltd...............    65,000     274,269

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Sumitomo Real Estate Sales Co., Ltd................    15,680 $  484,841
#   Sumitomo Realty & Development Co., Ltd.............    44,000  1,942,736
#   Sumitomo Rubber Industries, Ltd....................   136,800  1,888,184
#   Sumitomo Seika Chemicals Co., Ltd..................    85,000    676,008
    Sumitomo Warehouse Co., Ltd. (The).................   274,000  1,454,212
    Sun Frontier Fudousan Co., Ltd.....................     6,700     88,921
    Sun-Wa Technos Corp................................     8,100     70,226
    Suncall Corp.......................................     6,000     40,242
    Sundrug Co., Ltd...................................    13,800    578,515
    Suruga Bank, Ltd...................................   232,000  3,918,045
    Suzuken Co. Ltd/Aichi Japan........................   122,100  4,220,131
#   Suzuki Motor Corp..................................   170,700  4,424,855
#*  SWCC Showa Holdings Co., Ltd.......................   575,000    619,244
    Sysmex Corp........................................    20,800  1,144,837
    Systena Corp.......................................    32,800    239,219
    T Hasegawa Co., Ltd................................    23,600    327,926
    T RAD Co., Ltd.....................................   115,000    308,476
    T&D Holdings, Inc..................................   629,310  7,667,601
    T&K Toka Co., Ltd..................................    13,900    295,950
#*  Tabuchi Electric Co., Ltd..........................    22,000    100,445
#   Tachi-S Co., Ltd...................................    54,800    745,153
    Tachibana Eletech Co., Ltd.........................    18,400    238,926
    Tadano, Ltd........................................   149,421  2,099,015
    Taihei Dengyo Kaisha, Ltd..........................    47,000    298,492
    Taiheiyo Cement Corp...............................   595,000  2,200,120
    Taiheiyo Kouhatsu, Inc.............................   125,000    134,024
    Taiho Kogyo Co., Ltd...............................    31,300    307,207
    Taikisha, Ltd......................................    50,300  1,089,990
    Taiko Bank, Ltd. (The).............................    27,000     55,171
#   Taiko Pharmaceutical Co., Ltd......................     1,300     30,002
#   Taisei Corp........................................ 1,053,399  4,600,818
    Taisei Lamick Co., Ltd.............................     5,700    148,165
#   Taiyo Holdings Co., Ltd............................    11,200    363,293
    Taiyo Nippon Sanso Corp............................   381,000  2,636,066
#   Taiyo Yuden Co., Ltd...............................   191,500  2,303,198
    Taka-Q, Ltd........................................    13,500     39,581
    Takagi Securities Co., Ltd.........................    93,000    329,048
    Takamatsu Construction Group Co., Ltd..............    25,700    446,281
    Takano Co., Ltd....................................    14,200     77,776
#   Takaoka Toko Holdings Co., Ltd.....................    17,174    303,096
    Takara Holdings, Inc...............................   212,000  1,709,768
    Takara Leben Co., Ltd..............................   110,300    352,081
    Takara Standard Co., Ltd...........................   183,895  1,314,870
    Takasago International Corp........................   137,000    755,105
    Takasago Thermal Engineering Co., Ltd..............   129,200  1,158,820
#   Takashima & Co., Ltd...............................    67,000    162,522
#   Takashimaya Co., Ltd...............................   497,000  4,607,866
    Takata Corp........................................    56,300  1,671,635
#   Take And Give Needs Co., Ltd.......................    20,440    475,174
    Takeda Pharmaceutical Co., Ltd.....................   131,300  6,102,694
#   Takeei Corp........................................    20,700    223,085
    Takeuchi Manufacturing Co., Ltd....................    20,800    612,324
    Takihyo Co., Ltd...................................     5,000     20,037

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Takiron Co., Ltd...................................    72,000 $  306,427
    Takisawa Machine Tool Co., Ltd.....................   108,000    168,973
    Takuma Co., Ltd....................................   112,000  1,006,631
#   Tamron Co., Ltd....................................    37,400    896,922
#   Tamura Corp........................................   168,000    472,918
#   Tanseisha Co., Ltd.................................    37,700    193,572
    Tatsuta Electric Wire and Cable Co., Ltd...........    72,700    430,478
    Tayca Corp.........................................    39,000    111,136
    TBK Co., Ltd.......................................    37,000    211,951
#   TDK Corp...........................................    87,400  3,943,615
#   TDK Corp. Sponsored ADR............................    48,131  2,198,624
#*  Teac Corp..........................................    26,000     22,150
    TECHNO ASSOCIE Co., Ltd............................     3,000     34,981
    Techno Ryowa, Ltd..................................     8,870     43,676
#   Teijin, Ltd........................................ 1,744,750  3,926,769
#   Teikoku Electric Manufacturing Co., Ltd............    10,000    263,608
    Teikoku Sen-I Co., Ltd.............................    35,000    433,228
    Teikoku Tsushin Kogyo Co., Ltd.....................    70,000    117,015
#*  Tekken Corp........................................   189,000    523,284
#*  tella, Inc.........................................     5,800    126,622
    Terumo Corp........................................    43,100  2,001,454
#   THK Co., Ltd.......................................   162,600  3,524,587
    Tigers Polymer Corp................................     6,700     31,527
#   Titan Kogyo KK.....................................     8,000     19,262
    TKC Corp...........................................    30,900    574,303
    Toa Corp.(6894434).................................    33,000    318,819
*   Toa Corp.(6894508).................................   413,000    889,421
#   Toa Oil Co., Ltd...................................   113,000    179,644
    TOA ROAD Corp......................................    79,000    388,458
    Toabo Corp.........................................   136,000    101,483
    Toagosei Co., Ltd..................................   424,500  1,746,662
#*  Tobishima Corp.....................................   267,600    409,020
    Tobu Railway Co., Ltd..............................   293,000  1,358,304
    Tobu Store Co., Ltd................................    30,000     75,982
    TOC Co., Ltd.......................................    98,500    711,664
    Tocalo Co., Ltd....................................    25,700    426,722
    Tochigi Bank, Ltd. (The)...........................   188,000    732,784
    Toda Corp..........................................   416,000  1,383,959
    Toda Kogyo Corp....................................    63,000    170,348
    Toei Animation Co., Ltd............................     4,100    107,843
    Toei Co., Ltd......................................   140,000    852,047
    Toenec Corp........................................    62,000    383,776
    Toho Bank, Ltd. (The)..............................   414,000  1,262,050
    Toho Co. Ltd/Kobe..................................    45,000    158,747
    Toho Co., Ltd......................................    73,800  1,517,170
    Toho Gas Co., Ltd..................................   288,000  1,330,231
#   Toho Holdings Co., Ltd.............................    98,500  1,732,364
#   Toho Titanium Co., Ltd.............................    59,300    385,720
    Toho Zinc Co., Ltd.................................   278,000    975,179
    Tohoku Bank, Ltd. (The)............................   161,000    230,112
#*  Tohoku Electric Power Co., Inc.....................   123,900  1,336,319
    Tohokushinsha Film Corp............................     1,000      9,328
    Tohto Suisan Co., Ltd..............................    61,000    121,241

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Tokai Carbon Co., Ltd.............................. 409,000 $1,310,772
    Tokai Corp/Gifu....................................  12,500    370,749
    TOKAI Holdings Corp................................ 124,100    402,666
    Tokai Lease Co., Ltd...............................  40,000     74,752
    Tokai Rika Co., Ltd................................  95,900  1,760,207
    Tokai Rubber Industries, Ltd.......................  83,300    864,156
    Tokai Tokyo Financial Holdings, Inc................ 328,000  2,863,804
#   Token Corp.........................................  13,070    604,836
    Tokio Marine Holdings, Inc......................... 320,812  9,367,125
#   Tokio Marine Holdings, Inc. ADR....................  63,004  1,846,017
    Tokushu Tokai Paper Co., Ltd....................... 148,380    305,068
    Tokuyama Corp...................................... 674,000  2,693,117
    Tokyo Broadcasting System Holdings, Inc............  69,600    831,082
    Tokyo Derica Co., Ltd..............................  13,200    186,621
    Tokyo Dome Corp.................................... 242,000  1,430,108
*   Tokyo Electric Power Co., Inc...................... 390,512  1,772,276
#   Tokyo Electron Device, Ltd.........................   9,600    145,613
    Tokyo Electron, Ltd................................ 129,800  6,767,246
    Tokyo Energy & Systems, Inc........................  39,000    199,002
    Tokyo Gas Co., Ltd................................. 329,000  1,631,621
#   Tokyo Keiki, Inc................................... 104,000    287,299
#*  Tokyo Kikai Seisakusho, Ltd........................ 103,000    104,964
    Tokyo Rakutenchi Co., Ltd..........................  38,000    172,590
*   Tokyo Rope Manufacturing Co., Ltd.................. 200,000    312,789
    Tokyo Sangyo Co., Ltd..............................  24,500     94,226
    Tokyo Seimitsu Co., Ltd............................  70,700  1,377,036
#*  Tokyo Steel Manufacturing Co., Ltd................. 191,900    969,651
#   Tokyo Tatemono Co., Ltd............................ 628,000  5,826,561
    Tokyo Tekko Co., Ltd...............................  90,000    327,071
#   Tokyo Theatres Co., Inc............................ 130,000    196,318
    Tokyo Tomin Bank, Ltd. (The).......................  78,600    783,977
#*  Tokyu Construction Co., Ltd........................ 116,680    504,838
    Tokyu Corp......................................... 305,000  1,891,274
*   Tokyu Fudosan Holdings Corp........................ 586,294  5,029,170
#   Tokyu Recreation Co., Ltd..........................  22,819    130,090
    Toli Corp..........................................  66,000    133,770
    Tomato Bank, Ltd................................... 126,000    206,636
    Tomen Devices Corp.................................   3,000     53,169
    Tomen Electronics Corp.............................  18,200    291,629
    Tomoe Corp.........................................  48,600    213,495
    Tomoe Engineering Co., Ltd.........................  10,000    156,181
    Tomoegawa Co., Ltd.................................  17,000     32,312
    Tomoku Co., Ltd....................................  94,000    303,651
    TOMONY Holdings, Inc............................... 280,000  1,101,107
#   Tomy Co., Ltd...................................... 145,000    655,606
    Tonami Holdings Co., Ltd...........................  88,000    173,435
#   TonenGeneral Sekiyu KK.............................  77,000    671,040
    Topcon Corp........................................  14,900    205,390
    Toppan Forms Co., Ltd.............................. 100,400    870,465
#   Toppan Printing Co., Ltd........................... 587,000  4,280,517
    Topre Corp.........................................  68,700    886,800
    Topy Industries, Ltd............................... 396,000    691,108
#   Toray Industries, Inc.............................. 591,000  3,858,908

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Toridoll.corp......................................    15,700 $   135,116
    Torigoe Co., Ltd. (The)............................    12,500      82,858
#   Torishima Pump Manufacturing Co., Ltd..............    44,800     478,505
    Tose Co., Ltd......................................     3,800      30,964
#   Tosei Corp.........................................    58,300     399,051
    Toshiba Corp.......................................   797,000   3,313,278
    Toshiba Machine Co., Ltd...........................   219,000   1,182,492
    Toshiba Plant Systems & Services Corp..............    68,000   1,006,268
    Toshiba TEC Corp...................................   232,000   1,538,802
    Tosho Co., Ltd.....................................     1,100      19,667
#   Tosho Printing Co., Ltd............................    75,000     296,011
    Tosoh Corp.........................................   939,000   4,003,736
    Totetsu Kogyo Co., Ltd.............................    37,000     745,039
    TOTO, Ltd..........................................   133,000   2,103,673
    Tottori Bank, Ltd. (The)...........................    69,000     122,415
    Toukei Computer Co., Ltd...........................     3,200      47,355
    Towa Bank, Ltd. (The)..............................   627,000     614,336
    Towa Corp..........................................    30,200     144,258
#   Towa Pharmaceutical Co., Ltd.......................    23,400     946,371
#   Toyo Construction Co., Ltd.........................   110,200     394,421
    Toyo Corp..........................................    20,900     213,769
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................    58,000     191,219
#   Toyo Engineering Corp..............................   215,000     936,681
    Toyo Ink SC Holdings Co., Ltd......................   387,000   1,860,835
    Toyo Kanetsu KK....................................   271,000     744,007
    Toyo Kohan Co., Ltd................................    85,000     389,430
    Toyo Machinery & Metal Co., Ltd....................     1,700       8,664
    Toyo Securities Co., Ltd...........................   120,000     433,824
    Toyo Seikan Group Holdings, Ltd....................   242,600   4,303,220
    Toyo Sugar Refining Co., Ltd.......................    29,000      29,565
    Toyo Suisan Kaisha, Ltd............................    59,000   1,859,184
#   Toyo Tanso Co., Ltd................................    18,800     367,961
    Toyo Tire & Rubber Co., Ltd........................   348,000   1,957,698
#   Toyo Wharf & Warehouse Co., Ltd....................    95,000     219,223
    Toyobo Co., Ltd.................................... 1,511,000   2,682,669
    Toyoda Gosei Co., Ltd..............................    99,700   2,096,768
#   Toyota Boshoku Corp................................   108,500   1,235,593
    Toyota Motor Corp..................................   150,786   8,627,915
#   Toyota Motor Corp. Sponsored ADR...................   360,892  41,415,966
    Toyota Tsusho Corp.................................   211,025   4,948,066
    TPR Co., Ltd.......................................    34,000     572,793
    Trancom Co., Ltd...................................     8,700     318,205
#   Transcosmos, Inc...................................    40,000     836,224
#*  Trend Micro, Inc...................................    17,000     522,444
#*  Trend Micro, Inc. Sponsored ADR....................     3,540     108,890
    Trinity Industrial Corp............................     3,000      14,575
    Trusco Nakayama Corp...............................    35,661     821,013
    TS Tech Co., Ltd...................................    69,200   2,551,964
    TSI Holdings Co., Ltd..............................   167,790     994,807
#   Tsubakimoto Chain Co...............................   226,000   1,784,505
    Tsubakimoto Kogyo Co., Ltd.........................    24,000      68,538
    Tsuchiya Holdings Co., Ltd.........................     1,200       5,533
#*  Tsudakoma Corp.....................................    78,000     127,477

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Tsugami Corp.......................................   105,000 $  607,964
    Tsukamoto Corp. Co., Ltd...........................    37,000     55,164
    Tsukishima Kikai Co., Ltd..........................    38,000    382,151
    Tsukuba Bank, Ltd..................................   153,000    540,790
    Tsukui Corp........................................    29,300    272,363
#   Tsumura & Co.......................................    61,200  1,509,190
    Tsuruha Holdings, Inc..............................    16,100  1,506,398
    Tsurumi Manufacturing Co., Ltd.....................    25,000    302,341
    TYK Corp...........................................    34,000     74,404
    U-Shin, Ltd........................................    15,700    102,492
    UACJ Corp..........................................   372,144  1,450,190
    Ube Industries, Ltd................................ 1,986,200  4,075,536
    Uchida Yoko Co., Ltd...............................    85,000    236,236
    UKC Holdings Corp..................................    22,600    364,478
*   Ulvac, Inc.........................................    79,700  1,300,428
    Unicharm Corp......................................    12,100    657,386
*   Uniden Corp........................................    27,000     81,729
    Union Tool Co......................................    18,400    464,145
#   Unipres Corp.......................................    76,800  1,379,408
    United Arrows, Ltd.................................    13,500    433,822
*   Unitika, Ltd.......................................   348,000    218,625
    Universal Entertainment Corp.......................    30,500    558,072
    UNY Group Holdings Co., Ltd........................   436,800  2,618,795
#*  Usen Corp..........................................    91,700    314,235
    Ushio, Inc.........................................   194,700  2,311,653
    USS Co., Ltd.......................................    60,100    821,065
    UT Holdings Co., Ltd...............................     7,600     40,660
    Utoc Corp..........................................    18,700     65,992
#   V Technology Co., Ltd..............................        75    193,210
    Valor Co., Ltd.....................................    69,800    926,609
#   Village Vanguard Co., Ltd..........................     8,500    102,163
    Vital KSK Holdings, Inc............................    50,585    340,035
    Vitec Co., Ltd.....................................     2,000     16,080
    VT Holdings Co., Ltd...............................    18,000    303,116
    Wacoal Holdings Corp...............................   229,000  2,362,400
#   Wacom Co., Ltd.....................................   112,000    706,455
#*  Wakachiku Construction Co., Ltd....................   198,000    236,863
*   Wakamoto Pharmaceutical Co., Ltd...................     9,000     23,749
    Wakita & Co., Ltd..................................    79,000    886,021
    Warabeya Nichiyo Co., Ltd..........................    25,200    501,818
    Watabe Wedding Corp................................     9,400     62,091
#   WATAMI Co., Ltd....................................    34,000    471,282
    Weathernews, Inc...................................     3,600     92,045
    Welcia Holdings Co., Ltd...........................     7,800    450,076
    Wellnet Corp.......................................     6,900    130,375
#   West Holdings Corp.................................    13,500    170,640
    West Japan Railway Co..............................    45,600  1,867,873
    Wood One Co., Ltd..................................    40,000    126,190
    Wowow, Inc.........................................     6,100    204,742
    Xebio Co., Ltd.....................................    53,300  1,061,880
    Y A C Co., Ltd.....................................    13,500     71,624
    Yachiyo Bank, Ltd. (The)...........................    30,400    796,962
    Yachiyo Industry Co., Ltd..........................     1,100      8,576

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
#   Yahagi Construction Co., Ltd.......................    35,400 $  327,737
    Yahoo Japan Corp...................................   129,500    731,064
    Yaizu Suisankagaku Industry Co., Ltd...............     9,800     86,159
    Yakult Honsha Co., Ltd.............................    21,400  1,044,443
    YAMABIKO Corp......................................    10,235    355,083
#   Yamada Denki Co., Ltd.............................. 1,695,600  5,819,925
    Yamagata Bank, Ltd. (The)..........................   238,000    927,732
#   Yamaguchi Financial Group, Inc.....................   386,000  3,516,662
    Yamaha Corp........................................   229,600  3,366,099
#   Yamaha Motor Co., Ltd..............................   254,400  3,360,323
#*  Yamaichi Electronics Co., Ltd......................    24,100    107,319
    Yamanashi Chuo Bank, Ltd. (The)....................   285,000  1,209,402
    Yamatane Corp......................................   193,000    321,058
    Yamato Corp........................................    26,000     85,434
#   Yamato Holdings Co., Ltd...........................   203,000  4,249,958
    Yamato Kogyo Co., Ltd..............................    57,700  1,707,807
    Yamaya Corp........................................     5,010    114,245
    Yamazaki Baking Co., Ltd...........................   203,000  2,185,442
    Yamazen Corp.......................................    78,900    460,170
#   Yaoko Co., Ltd.....................................    11,900    491,773
#   Yaskawa Electric Corp..............................   128,000  1,740,272
    Yasuda Warehouse Co., Ltd. (The)...................    26,200    253,833
    Yellow Hat, Ltd....................................    29,300    542,505
    Yodogawa Steel Works, Ltd..........................   211,000    911,270
    Yokogawa Bridge Holdings Corp......................    50,000    679,646
    Yokogawa Electric Corp.............................   184,100  2,851,493
    Yokohama Reito Co., Ltd............................    76,500    596,539
    Yokohama Rubber Co., Ltd. (The)....................   316,000  2,813,986
    Yokowo Co., Ltd....................................    22,200    118,442
    Yomeishu Seizo Co., Ltd............................     2,000     16,304
    Yomiuri Land Co., Ltd..............................    20,000    124,775
    Yondenko Corp......................................    23,000     81,899
    Yondoshi Holdings, Inc.............................    35,700    559,863
    Yonekyu Corp.......................................       900      7,651
    Yonex Co., Ltd.....................................     9,400     59,066
    Yorozu Corp........................................    26,000    476,195
    Yuasa Funashoku Co., Ltd...........................    14,000     36,331
    Yuasa Trading Co., Ltd.............................   281,000    586,156
    Yuken Kogyo Co., Ltd...............................    80,000    181,240
    Yuki Gosei Kogyo Co., Ltd..........................    11,000     29,508
#   Yumeshin Holdings Co., Ltd.........................    23,500    205,821
    Yurtec Corp........................................    67,000    232,514
    Yusen Logistics Co., Ltd...........................    32,300    385,321
    Yushin Precision Equipment Co., Ltd................     8,200    179,977
    Yushiro Chemical Industry Co., Ltd.................    15,100    151,315
    Yutaka Foods Corp..................................     4,000     70,375
    Yutaka Giken Co., Ltd..............................       200      5,115
#   Zappallas, Inc.....................................    11,600     85,426
#   Zenrin Co., Ltd....................................    53,900    504,386
#   Zensho Holdings Co., Ltd...........................    49,700    557,317
    Zeon Corp..........................................   226,000  2,191,755
#   ZERIA Pharmaceutical Co., Ltd......................    12,099    322,108

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Zuiko Corp........................................     2,200 $      117,819
                                                                 --------------
TOTAL JAPAN...........................................            2,019,845,041
                                                                 --------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV............................   159,499      4,983,456
    Accell Group......................................    30,140        561,083
    Aegon NV(5927375)................................. 1,904,033     16,596,623
    Aegon NV(007924103)...............................   106,518        923,511
    Akzo Nobel NV.....................................   190,989     13,736,303
#   Akzo Nobel NV Sponsored ADR.......................    82,551      1,984,526
*   AMG Advanced Metallurgical Group NV...............    49,116        478,509
    Amsterdam Commodities NV..........................    18,609        406,415
*   APERAM............................................    86,093      1,544,463
    Arcadis NV........................................    76,434      2,730,085
    ArcelorMittal(B03XPL1)............................   626,690     10,351,286
#   Arcelormittal(B295F26)............................   456,502      7,523,153
    ASM International NV(5165294).....................   101,910      3,407,089
    ASM International NV(N07045102)...................       343         11,439
    ASML Holding NV(B908F01)..........................    40,988      3,468,814
    ASML Holding NV(B929F46)..........................    58,212      4,926,034
    BE Semiconductor Industries NV....................   114,119      1,327,032
    Beter Bed Holding NV..............................    13,418        313,446
    BinckBank NV......................................   119,568      1,331,322
    Brunel International NV...........................    15,375        903,694
    Corbion NV........................................    61,462      1,288,027
    Delta Lloyd NV....................................   396,193     10,178,502
    Exact Holding NV..................................    11,827        379,034
    Fugro NV..........................................   114,160      5,969,897
#   Gemalto NV........................................    71,209      8,025,805
*   Grontmij..........................................    94,342        500,195
#   Heijmans NV.......................................    40,472        658,738
    Heineken NV.......................................    60,448      3,682,839
    Hunter Douglas NV.................................     1,366         62,168
*   ING Groep NV......................................   704,447      9,303,620
#*  ING Groep NV Sponsored ADR........................ 1,565,969     20,686,450
    KAS Bank NV.......................................    13,763        181,284
    Kendrion NV.......................................    11,258        357,136
    Koninklijke Ahold NV..............................   871,898     14,512,974
    Koninklijke Ahold NV Sponsored ADR................    21,680        361,622
    Koninklijke BAM Groep NV..........................   472,043      2,421,828
    Koninklijke Boskalis Westminster NV...............   105,637      5,065,303
    Koninklijke DSM NV................................   158,584     10,497,428
*   Koninklijke KPN NV................................ 2,916,698     10,913,424
    Koninklijke Philips NV(500472303).................   328,014     11,382,085
    Koninklijke Philips NV(5986622)...................   572,878     19,875,501
    Koninklijke Ten Cate NV...........................    52,369      1,676,991
    Koninklijke Vopak NV..............................    65,536      3,601,893
#   Koninklijke Wessanen NV...........................   167,287        776,019
#   Macintosh Retail Group NV.........................    49,262        557,864
    Nederland Apparatenfabriek........................     3,562        148,733
    Nutreco NV........................................   121,148      5,400,658
#*  Ordina NV.........................................   148,662        379,972
*   PostNL NV.........................................   553,845      3,100,255

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
NETHERLANDS -- (Continued)
    Randstad Holding NV................................   183,458 $ 11,634,297
    Reed Elsevier NV...................................   102,988    2,123,981
#   Reed Elsevier NV Sponsored ADR.....................    45,688    1,886,914
#*  Royal Imtech NV....................................   146,919      418,902
*   SBM Offshore NV....................................   340,469    6,570,158
    Sligro Food Group NV...............................    22,076      875,084
#*  SNS Reaal NV.......................................   262,485           --
    Telegraaf Media Groep NV...........................    22,200      229,617
    TKH Group NV.......................................    58,880    2,023,068
    TNT Express NV.....................................   668,817    5,891,848
*   TomTom NV..........................................   278,537    1,929,844
    Unilever NV........................................   181,970    6,789,621
    Unit4 NV...........................................    40,586    2,107,687
    USG People NV......................................   126,286    1,978,513
    Wolters Kluwer NV..................................   309,186    8,530,447
#   Ziggo NV...........................................   120,289    5,224,134
                                                                  ------------
TOTAL NETHERLANDS......................................            287,668,643
                                                                  ------------
NEW ZEALAND -- (0.3%)
#*  A2 Corp., Ltd......................................    22,506       16,691
#   Abano Healthcare Group, Ltd........................    13,023       64,181
    Air New Zealand, Ltd...............................   670,219      925,317
    Auckland International Airport, Ltd................ 1,567,786    4,621,051
#*  Bathurst Resources, Ltd............................   558,054       87,714
#   Chorus, Ltd........................................   127,580      144,281
    Chorus, Ltd. ADR...................................    10,487       58,308
    Contact Energy, Ltd................................   509,537    2,123,151
#*  Diligent Board Member Services, Inc................     5,821       20,380
    Ebos Group, Ltd....................................    34,033      268,511
#   Fisher & Paykel Healthcare Corp., Ltd..............   436,908    1,431,853
#   Fletcher Building, Ltd.(6341606)...................   455,425    3,336,047
#   Fletcher Building, Ltd.(6341617)...................    96,640      717,287
    Freightways, Ltd...................................    97,810      367,808
    Hallenstein Glasson Holdings, Ltd..................    16,145       41,139
    Heartland New Zealand, Ltd.........................    12,825        8,923
    Infratil, Ltd......................................   520,737      925,457
    Kathmandu Holdings, Ltd............................     9,174       23,384
    Mainfreight, Ltd...................................    54,911      581,610
    Michael Hill International, Ltd....................    72,300       79,413
    New Zealand Oil & Gas, Ltd.........................   416,158      259,520
    New Zealand Refining Co., Ltd. (The)...............    66,827      108,619
#   Nuplex Industries, Ltd.............................   244,390      663,582
    NZX, Ltd...........................................    71,242       72,336
    PGG Wrightson, Ltd.................................   151,904       51,987
*   Pike River Coal, Ltd...............................   224,242           --
    Port of Tauranga, Ltd..............................    76,138      892,063
*   Pumpkin Patch, Ltd.................................    37,217       19,161
    Restaurant Brands New Zealand, Ltd.................   145,276      323,190
*   Rubicon, Ltd.......................................    64,229       22,285
    Ryman Healthcare, Ltd..............................   208,306    1,330,372
    Sanford Ltd........................................    31,342      113,986
    Skellerup Holdings, Ltd............................    20,500       28,640
    Sky Network Television, Ltd........................   293,754    1,369,838

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
NEW ZEALAND -- (Continued)
    SKYCITY Entertainment Group, Ltd................... 500,178 $ 1,565,535
    Steel & Tube Holdings, Ltd.........................  25,952      64,943
    Telecom Corp. of New Zealand, Ltd.................. 965,860   1,831,703
    Tourism Holdings, Ltd..............................  23,932      18,522
    Tower, Ltd......................................... 175,303     247,579
    Trade Me Group Ltd.................................  56,382     186,043
#   TrustPower, Ltd....................................  75,810     407,954
    Vector, Ltd........................................ 261,830     534,805
    Warehouse Group, Ltd. (The)........................  65,062     189,995
*   Xero, Ltd..........................................  12,081     404,977
                                                                -----------
TOTAL NEW ZEALAND......................................          26,550,141
                                                                -----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA..................... 454,248     363,326
#*  Agasti Holding ASA.................................  49,859      13,529
    Aker ASA Class A...................................  39,331   1,178,876
    Aker Solutions ASA.................................  63,654     977,651
*   Algeta ASA.........................................  20,664   1,185,296
*   American Shipping ASA..............................   1,604      11,566
*   Archer, Ltd........................................ 357,181     307,843
    Atea ASA........................................... 126,818   1,172,379
    Austevoll Seafood ASA.............................. 158,228     915,300
    Bakkafrost P/F.....................................  23,828     356,207
#*  Bionor Pharma ASA..................................  71,347      29,706
    Bonheur ASA........................................  16,775     333,371
    BW Offshore, Ltd................................... 705,352     776,066
*   BWG Homes ASA...................................... 107,699     182,187
#   Cermaq ASA.........................................  96,146     980,429
*   Deep Sea Supply PLC................................ 153,765     255,864
#*  Det Norske Oljeselskap ASA.........................  41,571     421,116
    DNB ASA............................................ 567,746   9,641,616
*   DNO International ASA.............................. 662,209   2,161,507
*   DOF ASA............................................  67,981     336,482
#*  Dolphin Group A.S..................................  66,739      51,214
#   Ekornes ASA........................................  24,912     324,378
#*  Electromagnetic GeoServices A.S....................  67,978      75,676
    Eltek ASA.......................................... 321,422     382,679
    Evry ASA...........................................  62,231      98,372
    Farstad Shipping ASA...............................   7,858     162,645
    Fred Olsen Energy ASA..............................  24,430     885,194
*   Frontline, Ltd.....................................  81,144     341,916
    Ganger Rolf ASA....................................  26,079     498,651
    Gjensidige Forsikring ASA.......................... 120,786   2,321,563
    Golar LNG, Ltd.....................................  19,800     703,098
#   Golden Ocean Group Ltd............................. 643,494   1,340,197
*   Grieg Seafood ASA..................................  62,647     250,018
*   Havila Shipping ASA................................   3,252      17,115
    Hexagon Composites ASA.............................  46,834     187,480
*   Hoegh LNG Holdings, Ltd............................  29,216     224,161
*   Hurtigruten ASA.................................... 296,272     220,564
*   InterOil Exploration and Production ASA............ 307,648      85,712
*   Kongsberg Automotive Holding ASA................... 946,109     882,828
    Kongsberg Gruppen A.S..............................  29,458     603,494

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
NORWAY -- (Continued)
    Kvaerner ASA.......................................    346,153 $    663,779
    Leroey Seafood Group ASA...........................     26,755      810,968
    Marine Harvest ASA.................................    356,400    4,108,175
#*  Nordic Semiconductor ASA...........................    281,940    1,347,475
    Norsk Hydro ASA....................................  1,306,792    5,945,169
#   Norsk Hydro ASA Sponsored ADR......................     50,900      233,631
*   Norske Skogindustrier ASA..........................    300,220      260,308
    Northern Offshore, Ltd.............................     34,847       54,704
#*  Norwegian Air Shuttle A.S..........................     36,394    1,187,211
#*  Norwegian Energy Co. ASA...........................  2,548,866       61,060
*   Odfjell SE Class A.................................     41,255      302,433
    Olav Thon Eiendomsselskap ASA......................        553       90,299
    Opera Software ASA.................................     54,336      742,879
    Orkla ASA..........................................    668,541    5,204,309
#*  Panoro Energy ASA..................................    463,586      227,129
    Petroleum Geo-Services ASA.........................    230,333    2,389,738
*   PhotoCure ASA......................................      4,035       16,547
    Prosafe SE.........................................    134,492      897,300
*   Q-Free ASA.........................................     66,600      149,403
*   REC Silicon ASA....................................  3,667,227    1,603,781
*   REC Solar ASA......................................     47,098      705,256
*   Salmar ASA.........................................     45,426      556,281
    Schibsted ASA......................................     24,221    1,419,645
    Seadrill, Ltd......................................     75,524    2,713,148
*   Sevan Drilling A.S.................................    460,763      313,911
#*  Sevan Marine ASA...................................     66,506      233,227
*   Siem Offshore, Inc.................................    222,158      346,570
    Solstad Offshore ASA...............................      6,708      123,619
*   Songa Offshore.....................................    267,146      120,965
    SpareBank 1 SMN....................................     73,807      691,746
    SpareBank 1 SR Bank ASA............................     91,012      883,988
    Statoil ASA........................................    120,611    2,858,559
    Statoil ASA Sponsored ADR..........................    389,207    9,228,098
    Stolt-Nielsen, Ltd.................................     32,237      952,383
*   Storebrand ASA.....................................    741,162    4,427,419
    Subsea 7 SA........................................    307,679    5,302,515
    Telenor ASA........................................    145,545    3,027,879
    TGS Nopec Geophysical Co. ASA......................     61,850    1,604,908
    Tomra Systems ASA..................................    153,423    1,313,124
    TTS Group ASA......................................     11,319       11,095
    Veidekke ASA.......................................     50,500      380,082
    Veripos, Inc.......................................     21,707      128,223
    Wilh Wilhelmsen ASA................................     46,492      424,948
    Wilh Wilhelmsen Holding ASA Class A................     19,944      637,825
#   Yara International ASA.............................    162,063    6,692,795
                                                                   ------------
TOTAL NORWAY...........................................             102,651,779
                                                                   ------------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................    259,622      880,690
#*  Banco BPI SA.......................................    769,751    1,563,623
*   Banco Comercial Portugues SA....................... 17,150,765    3,828,033
*   Banco Espirito Santo SA............................  3,375,184    5,119,857
    Corticeira Amorim SGPS SA..........................    169,781      557,669

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
PORTUGAL -- (Continued)
    EDP - Energias de Portugal SA......................   596,077 $ 2,237,805
    EDP - Energias de Portugal SA Sponsored ADR........     7,202     270,435
*   EDP Renovaveis SA..................................   417,394   2,402,023
    Galp Energia SGPS SA...............................   133,651   2,066,284
*   Impresa SGPS SA....................................    49,210      97,334
    Jeronimo Martins SGPS SA...........................    62,423   1,067,245
    Mota-Engil SGPS SA.................................   149,762     942,490
    Novabase SGPS SA...................................    12,258      56,330
    Portucel SA........................................   354,322   1,470,695
#   Portugal Telecom SGPS SA...........................   953,354   4,190,453
#   REN - Redes Energeticas Nacionais SGPS SA..........   246,340     834,307
    Semapa-Sociedade de Investimento e Gestao..........   109,376   1,461,150
    Sonae.............................................. 1,788,301   2,814,701
*   Sonae Industria SGPS SA............................   132,969     137,360
    Sonaecom - SGPS SA.................................   253,596     812,301
#   Teixeira Duarte SA.................................   158,418     221,714
#   ZON OPTIMUS SGPS SA................................   154,464   1,032,433
                                                                  -----------
TOTAL PORTUGAL.........................................            34,064,932
                                                                  -----------
SINGAPORE -- (1.2%)
*   Abterra, Ltd.......................................   189,000      93,240
    Amara Holdings, Ltd................................   248,000     101,409
#   Amtek Engineering, Ltd.............................   320,000     124,180
    ASL Marine Holdings, Ltd...........................   282,800     157,395
#*  Ausgroup, Ltd...................................... 1,048,939     199,437
    Baker Technology, Ltd..............................   259,000      53,555
    Banyan Tree Holdings, Ltd..........................   409,000     193,537
#   Biosensors International Group, Ltd................ 1,801,901   1,217,535
    Bonvests Holdings, Ltd.............................    51,600      46,891
    Boustead Singapore, Ltd............................   365,000     472,679
    Breadtalk Group, Ltd...............................    93,000      66,998
*   Broadway Industrial Group, Ltd.....................   520,000      95,840
    Bukit Sembawang Estates, Ltd.......................   125,000     551,530
    Bund Center Investment, Ltd........................ 1,264,000     203,300
    CapitaLand, Ltd.................................... 2,871,500   6,184,830
    CH Offshore, Ltd...................................   330,000     108,750
*   China Auto Corp., Ltd..............................    22,000         549
    China Aviation Oil Singapore Corp., Ltd............   279,000     225,172
#   China Merchants Holdings Pacific, Ltd..............   148,000     103,460
    Chip Eng Seng Corp., Ltd........................... 1,141,000     620,450
    City Developments, Ltd.............................   435,000   2,970,759
    Cityspring Infrastructure Trust....................    92,000      33,824
    ComfortDelGro Corp., Ltd........................... 1,524,169   2,303,458
#   Cosco Corp. Singapore, Ltd......................... 1,984,000   1,088,540
    CSC Holdings, Ltd..................................   396,000      29,265
    CSE Global, Ltd....................................   748,000     370,029
#   CWT, Ltd...........................................   335,000     340,100
    DBS Group Holdings, Ltd............................   869,655  11,231,130
*   Delong Holdings, Ltd...............................   207,200      68,150
    DMX Technologies Group, Ltd........................   256,000      41,071
#   Dyna-Mac Holdings, Ltd.............................   415,000     122,182
    Elec & Eltek International Co., Ltd................    20,000      32,588
    Eu Yan Sang International, Ltd.....................    44,400      27,080

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
SINGAPORE -- (Continued)
*   euNetworks Group, Ltd..............................    41,380 $   21,042
#   Ezion Holdings, Ltd................................   429,800    756,385
#*  Ezra Holdings, Ltd................................. 1,555,000  1,177,406
    Falcon Energy Group, Ltd...........................   572,000    163,012
    Far East Orchard, Ltd..............................   255,401    338,462
#   First Resources, Ltd...............................   525,000    819,107
    FJ Benjamin Holdings, Ltd..........................   527,000     82,803
    Food Empire Holdings, Ltd..........................   144,800     60,433
    Fragrance Group, Ltd............................... 1,448,000    243,129
*   Gallant Venture, Ltd............................... 1,140,000    233,327
    Genting Singapore P.L.C............................   998,000  1,074,660
    Global Logistic Properties, Ltd....................   202,000    442,123
*   Global Yellow Pages, Ltd...........................    29,000      2,185
    GMG Global, Ltd.................................... 5,413,000    410,680
    Golden Agri-Resources, Ltd......................... 8,201,569  3,330,386
#   Goodpack, Ltd......................................   369,000    543,240
    GP Batteries International, Ltd....................    50,000     23,394
    GP Industries, Ltd.................................   174,000     57,336
    Great Eastern Holdings, Ltd........................    18,000    247,342
    GuocoLand, Ltd.....................................   425,221    733,469
#   GuocoLeisure, Ltd..................................   589,000    380,247
#*  Healthway Medical Corp., Ltd....................... 2,362,133    121,329
    HG Metal Manufacturing, Ltd........................   300,000     18,957
    Hi-P International, Ltd............................   525,000    219,763
    Hiap Hoe, Ltd......................................   128,000     79,786
    Hiap Seng Engineering, Ltd.........................   120,000     20,883
#   Ho Bee Land, Ltd...................................   420,000    659,109
    Hong Fok Corp., Ltd................................   581,080    304,939
    Hong Leong Asia, Ltd...............................   216,000    220,210
    Hongkong Land Holdings, Ltd........................   180,000  1,083,500
    Hotel Grand Central, Ltd...........................   133,492    108,590
    Hotel Properties, Ltd..............................   381,000    892,763
    Hour Glass, Ltd. (The).............................    50,000     64,278
    HTL International Holdings, Ltd....................   328,000     75,182
    HupSteel, Ltd......................................   145,000     24,917
    Hutchison Port Holdings Trust...................... 3,342,000  2,217,915
    Hwa Hong Corp., Ltd................................   280,000     64,215
#   Hyflux, Ltd........................................   527,000    472,824
    Indofood Agri Resources, Ltd.......................   798,000    479,514
    InnoTek, Ltd.......................................    87,000     21,376
*   International Healthway Corp., Ltd.................   129,620     32,758
#*  Interra Resources, Ltd.............................   365,000    108,188
    IPC Corp., Ltd.....................................   974,000    117,071
    ISDN Holdings, Ltd.................................    39,000     15,794
#   Jardine Cycle & Carriage, Ltd......................    38,838  1,060,661
    Jaya Holdings, Ltd.................................   425,000    256,319
*   Jiutian Chemical Group, Ltd........................ 2,526,000    163,747
*   Jurong Technologies Industrial Corp., Ltd..........   213,200         --
    K-Green Trust......................................   170,400    133,910
    K1 Ventures, Ltd................................... 1,011,000    149,856
    Keppel Corp., Ltd..................................   312,200  2,542,438
    Keppel Land, Ltd................................... 1,037,000  2,561,182
    Keppel Telecommunications & Transportation, Ltd....   139,000    196,495

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
SINGAPORE -- (Continued)
    Koh Brothers Group, Ltd............................   193,000 $   45,090
    LCD Global Investments, Ltd........................   719,400     79,368
    Lee Kim Tah Holdings, Ltd..........................    60,000     43,319
*   Li Heng Chemical Fibre Technologies, Ltd........... 1,245,000    107,338
    Lian Beng Group, Ltd...............................   857,000    352,119
    Low Keng Huat Singapore, Ltd.......................   293,000    157,076
    Lum Chang Holdings, Ltd............................   160,000     43,154
    M1, Ltd............................................   219,000    575,729
*   Manhattan Resources, Ltd...........................   178,000     46,307
    Marco Polo Marine, Ltd.............................   269,000     79,126
#*  Memstar Technology, Ltd............................ 1,337,000    123,224
*   Mercator Lines Singapore, Ltd......................    12,000        972
    Mermaid Maritime PCL...............................   404,000    148,931
#   Mewah International, Inc...........................   604,000    220,318
#   Midas Holdings, Ltd................................ 2,395,000    862,226
    Nam Cheong, Ltd.................................... 1,573,000    392,468
#*  Neptune Orient Lines, Ltd.......................... 2,086,000  1,648,965
    Noble Group, Ltd................................... 5,625,000  4,173,774
    NSL, Ltd...........................................    75,000    101,361
*   Oceanus Group, Ltd................................. 4,001,000     65,122
#   Olam International, Ltd............................ 2,800,809  3,241,399
#   OSIM International, Ltd............................   226,000    418,421
*   Otto Marine, Ltd................................... 1,213,500     73,105
#   OUE, Ltd...........................................   492,000    914,374
#   Oversea-Chinese Banking Corp., Ltd................. 1,046,084  7,600,698
    Pan-United Corp., Ltd..............................   222,000    156,803
    Petra Foods, Ltd...................................   114,000    287,976
    Popular Holdings, Ltd..............................   590,000    108,746
#   QAF, Ltd...........................................   298,092    187,290
*   Raffles Education Corp., Ltd....................... 1,070,667    229,710
    Raffles Medical Group, Ltd.........................   106,590    250,274
    Rotary Engineering, Ltd............................   444,000    219,304
*   S I2I, Ltd......................................... 4,170,000     39,458
    San Teh, Ltd.......................................   140,400     33,999
*   Sapphire Corp., Ltd................................   460,000     43,312
#   SATS, Ltd..........................................   681,392  1,670,558
    SBS Transit, Ltd...................................    54,000     55,105
#   See Hup Seng, Ltd..................................   585,000    142,428
    SembCorp Industries, Ltd...........................   427,000  1,753,035
#   SembCorp Marine, Ltd...............................   225,800    717,273
    Sheng Siong Group, Ltd.............................   260,000    122,049
    SIA Engineering Co., Ltd...........................    97,000    374,389
    Sim Lian Group, Ltd................................   206,794    123,827
    Sinarmas Land, Ltd................................. 2,704,000    983,907
    Sing Holdings, Ltd.................................   263,000     76,151
    Singapore Airlines, Ltd............................   718,400  5,391,679
    Singapore Exchange, Ltd............................   221,000  1,183,508
    Singapore Land, Ltd................................   132,143    816,099
    Singapore Post, Ltd................................   839,216    878,694
#   Singapore Press Holdings, Ltd......................   575,000  1,799,100
    Singapore Reinsurance Corp., Ltd...................    55,000     12,296
    Singapore Shipping Corp., Ltd......................   137,000     24,247
    Singapore Technologies Engineering, Ltd............   356,000  1,054,401

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SINGAPORE -- (Continued)
    Singapore Telecommunications, Ltd.................. 1,504,350 $  4,150,224
#*  Sino Grandness Food Industry Group, Ltd............   544,000      284,660
#   SMRT Corp., Ltd....................................   664,000      595,412
    Stamford Land Corp., Ltd...........................   864,000      391,938
    StarHub, Ltd.......................................   172,710      577,222
    Sunningdale Tech, Ltd.............................. 1,184,000      137,192
*   SunVic Chemical Holdings, Ltd......................   482,000      241,188
#   Super Group, Ltd...................................   304,000      884,940
#   Swiber Holdings, Ltd............................... 1,045,000      519,826
    Swissco Holdings, Ltd..............................   149,000       39,028
    Tat Hong Holdings, Ltd.............................   467,000      299,785
    Thakral Corp., Ltd.................................   793,000       17,292
    Tiong Woon Corp. Holding, Ltd......................   465,750      124,237
*   Triyards holdings, Ltd.............................   113,399       58,404
    Tuan Sing Holdings, Ltd............................ 1,339,318      293,243
#   UMS Holdings, Ltd..................................   413,000      190,684
    United Engineers, Ltd..............................   810,304    1,101,170
    United Envirotech, Ltd.............................   666,000      625,210
    United Industrial Corp., Ltd.......................   704,000    1,614,899
    United Overseas Bank, Ltd..........................   489,655    7,656,636
    UOB-Kay Hian Holdings, Ltd.........................   481,000      614,638
    UOL Group, Ltd.....................................   858,000    3,929,512
#   UPP Holdings, Ltd..................................   610,000      119,356
#*  Vard Holdings, Ltd................................. 1,126,000      723,260
    Venture Corp., Ltd.................................   505,000    2,925,607
    Vibrant Group, Ltd................................. 2,818,510      231,466
#   Wee Hur Holdings, Ltd..............................   549,000      148,480
    Wheelock Properties Singapore, Ltd.................   334,347      412,851
    Wilmar International, Ltd.......................... 1,169,000    2,854,557
    Wing Tai Holdings, Ltd.............................   833,124    1,128,470
*   Xpress Holdings, Ltd...............................   474,000        8,926
#   Yeo Hiap Seng, Ltd.................................    63,135      105,659
    YHI International, Ltd.............................    96,000       18,200
#   Yongnam Holdings, Ltd.............................. 2,233,000      401,337
                                                                  ------------
TOTAL SINGAPORE........................................            128,782,661
                                                                  ------------
SPAIN -- (2.5%)
    Abengoa SA.........................................    70,031      280,328
    Abengoa SA Class B.................................   296,370      978,726
    Abertis Infraestructuras SA........................   140,970    3,145,763
#   Acciona SA.........................................    39,614    2,624,862
#   Acerinox SA........................................   155,377    2,017,503
    ACS Actividades de Construccion y Servicios SA.....   113,314    3,977,151
    Adveo Group International SA.......................     7,398      159,038
    Almirall SA........................................    99,782    1,591,465
    Amadeus IT Holding SA Class A......................   109,618    4,336,262
#   Atresmedia Corp de Medios de Comunicaion SA........    80,233    1,506,654
*   Azkoyen SA.........................................    14,561       50,032
    Banco Bilbao Vizcaya Argentaria SA................. 1,530,001   18,251,060
#   Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...   918,486   10,939,168
    Banco de Sabadell SA............................... 4,896,210   14,445,086
    Banco Popular Espanol SA........................... 2,032,797   13,943,953
    Banco Santander SA................................. 4,130,585   35,536,178

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SPAIN -- (Continued)
#   Banco Santander SA Sponsored ADR................... 2,422,050 $20,926,512
*   Bankia SA.......................................... 1,342,714   2,313,797
    Bankinter SA.......................................   798,868   5,965,382
*   Baron de Ley.......................................     2,832     254,112
    Bolsas y Mercados Espanoles SA.....................    55,552   2,171,727
    CaixaBank SA....................................... 1,602,145   9,819,110
*   Caja de Ahorros del Mediterraneo...................    21,176          --
*   Campofrio Food Group SA............................    33,213     310,929
#*  Cementos Portland Valderrivas SA...................    23,688     230,480
    Cie Automotive SA..................................    42,476     437,880
*   Codere SA..........................................     6,452       9,889
    Construcciones y Auxiliar de Ferrocarriles SA......     3,056   1,544,169
#*  Deoleo SA.......................................... 1,150,419     768,846
    Distribuidora Internacional de Alimentacion SA.....   326,769   2,685,136
*   Dogi International Fabrics SA......................    13,276          --
    Duro Felguera SA...................................    35,242     235,553
    Ebro Foods SA......................................   138,601   3,068,003
    Elecnor SA.........................................     8,758     132,984
    Enagas SA..........................................   192,529   5,262,967
    Ence Energia y Celulosa SA.........................   257,736     945,922
#*  Ercros SA..........................................   127,395      89,047
#   Faes Farma SA(B1PQHS6).............................   171,553     609,998
    Faes Farma SA(BHD66W7).............................     2,722       9,692
#   Ferrovial SA.......................................   237,937   4,565,491
    Fluidra SA.........................................     3,062      11,435
#*  Fomento de Construcciones y Contratas SA...........    74,537   1,994,202
*   Gamesa Corp. Tecnologica SA........................   403,444   4,423,264
    Gas Natural SDG SA.................................   229,272   5,666,129
    Grifols SA.........................................    57,779   2,992,161
    Grupo Catalana Occidente SA........................    59,846   2,296,320
#*  Grupo Ezentis SA...................................   154,985     303,686
    Iberdrola SA(B288C92).............................. 3,000,944  18,478,749
    Iberdrola SA(BJ05N64)..............................    83,360     514,578
    Iberpapel Gestion SA...............................     4,081      85,988
    Inditex SA.........................................    24,298   3,618,803
    Indra Sistemas SA..................................   160,564   2,842,714
*   Inmobiliaria Colonial SA...........................     1,392       2,094
*   Jazztel P.L.C......................................   172,002   2,111,564
    Mapfre SA..........................................   716,124   2,953,036
*   Mediaset Espana Comunicacion SA....................   255,714   3,149,238
#   Melia Hotels International SA......................    81,629   1,059,800
    Miquel y Costas & Miquel SA........................    13,101     504,696
*   Natra SA...........................................    13,117      38,720
*   NH Hoteles SA......................................   229,178   1,438,009
#   Obrascon Huarte Lain SA............................    62,832   2,649,718
    Papeles y Cartones de Europa SA....................    73,181     385,312
*   Pescanova SA.......................................    22,953          --
    Prim SA............................................     5,102      39,342
#*  Promotora de Informaciones SA Class A..............   626,217     342,168
    Prosegur Cia de Seguridad SA.......................   128,876     774,623
#*  Quabit Inmobiliaria SA.............................   245,130      39,023
#*  Realia Business SA.................................   136,722     184,810
    Red Electrica Corp. SA.............................    90,284   6,314,172

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
SPAIN -- (Continued)
    Repsol SA.......................................... 246,283 $  5,756,085
    Repsol SA Sponsored ADR............................ 274,321    6,438,314
*   Sacyr SA........................................... 481,719    2,452,587
*   Sociedad Nacional de Industrias Apicaciones
      Celulosa Espanola SA.............................  56,486       11,199
#*  Solaria Energia y Medio Ambiente SA................  34,875       70,277
    Tecnicas Reunidas SA...............................  20,820    1,094,117
*   Telecomunicaciones y Energia.......................  33,041       59,658
    Telefonica SA...................................... 564,517    8,694,332
#   Telefonica SA Sponsored ADR........................ 229,616    3,526,901
#   Tubacex SA......................................... 180,387      687,411
    Tubos Reunidos SA.................................. 146,716      346,764
    Vidrala SA.........................................  20,337    1,008,759
    Viscofan SA........................................  36,464    1,930,294
*   Vocento SA.........................................  34,637       76,190
#   Zardoya Otis SA....................................  69,002    1,157,859
*   Zeltia SA.......................................... 152,551      552,804
                                                                ------------
TOTAL SPAIN............................................          275,218,760
                                                                ------------
SWEDEN -- (2.9%)
    AarhusKarlshamn AB.................................  38,296    2,338,407
    Acando AB..........................................  79,449      159,291
#*  Active Biotech AB..................................   4,667       24,574
    AddTech AB Class B.................................  11,184      172,795
#   AF AB Class B......................................  59,388    1,917,961
    Alfa Laval AB...................................... 108,078    2,618,516
*   Arise AB...........................................   1,101        3,668
    Assa Abloy AB Class B.............................. 124,368    6,192,234
    Atlas Copco AB Class A.............................  67,746    1,835,612
    Atlas Copco AB Class B.............................  41,805    1,043,506
    Atrium Ljungberg AB Class B........................   4,423       60,261
    Avanza Bank Holding AB.............................  10,120      370,336
    Axfood AB..........................................  14,804      709,534
#   Axis Communications AB.............................  33,808    1,090,248
    B&B Tools AB Class B...............................  31,521      624,923
*   BE Group AB........................................  67,268      109,344
#   Beijer AB G&L Class B..............................   6,430      123,059
    Beijer Alma AB.....................................  11,973      306,393
    Beijer Electronics AB..............................   2,424       24,781
    Betsson AB.........................................  24,592      693,866
    Bilia AB Class A...................................  37,732      963,134
    BillerudKorsnas AB................................. 314,229    3,762,899
    BioGaia AB Class B.................................   8,331      287,200
    Biotage AB.........................................  44,000       65,794
#   Bjoern Borg AB.....................................  24,143      109,575
    Boliden AB......................................... 519,312    7,874,021
    Bure Equity AB..................................... 113,957      464,183
    Byggmax Group AB...................................  51,019      386,537
    Castellum AB....................................... 182,104    2,902,423
    Catena AB..........................................     500        7,896
    Cision AB..........................................   4,601       23,492
#   Clas Ohlson AB Class B.............................  64,843    1,106,675
*   Cloetta AB Class B.................................  60,461      203,017
    Concentric AB......................................  86,653      915,615

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    Concordia Maritime AB Class B......................  30,791 $   57,837
    Connecta AB........................................   3,879     19,381
*   CyberCom Group AB..................................  79,025     28,877
    Dios Fastigheter AB................................  45,450    328,628
    Doro AB............................................  45,747    339,197
    Duni AB............................................  45,493    605,201
    Electrolux AB Series B............................. 256,930  5,448,288
#   Elekta AB Class B.................................. 199,406  2,902,871
    Enea AB............................................  26,784    211,439
*   Eniro AB........................................... 231,820  1,729,888
    Fabege AB.......................................... 163,952  2,078,019
    Fagerhult AB.......................................   2,628     87,781
*   Fastighets AB Balder...............................  64,093    681,799
    FinnvedenBulten AB.................................   4,762     40,539
    Getinge AB Class B................................. 178,781  6,138,109
    Gunnebo AB.........................................  89,268    496,677
    Haldex AB.......................................... 103,747  1,010,376
    Hennes & Mauritz AB Class B........................ 113,687  4,888,480
    Hexagon AB Class B................................. 277,885  8,802,336
    Hexpol AB..........................................  36,835  2,616,195
#   HIQ International AB............................... 100,513    593,798
    Holmen AB Class B.................................. 110,520  3,815,097
    Hufvudstaden AB Class A............................  70,229    940,675
    Husqvarna AB Class A............................... 102,374    590,804
    Husqvarna AB Class B............................... 711,699  4,123,462
#*  ICA Gruppen AB..................................... 131,974  4,062,757
    Industrial & Financial Systems Class B.............  34,602    846,301
    Indutrade AB.......................................   9,994    432,578
    Intrum Justitia AB.................................  92,822  2,617,536
    JM AB.............................................. 128,606  3,438,043
*   KappAhl AB......................................... 110,348    657,660
    Klovern AB.........................................  91,294    452,628
    KNOW IT AB.........................................  27,286    242,974
    Kungsleden AB...................................... 200,709  1,457,892
    Lagercrantz AB Class B.............................  28,386    540,758
*   Lindab International AB............................ 132,838  1,345,060
    Loomis AB Class B.................................. 105,553  2,493,732
*   Lundin Petroleum AB................................ 139,727  2,416,725
    Meda AB Class A.................................... 466,508  5,670,009
#*  Medivir AB Class B.................................  45,238    625,001
    Mekonomen AB.......................................  15,098    366,798
*   Micronic Mydata AB................................. 119,447    245,859
    Millicom International Cellular SA.................  17,066  1,658,679
    Modern Times Group AB Class B......................  44,913  2,024,177
#   MQ Holding AB......................................   5,078     17,895
    NCC AB Class A.....................................   6,687    213,036
    NCC AB Class B..................................... 141,952  4,529,832
    Net Entertainment NE AB Class B....................  19,230    437,177
*   Net Insight AB Class B............................. 379,646     96,057
#   New Wave Group AB Class B.......................... 111,042    607,568
    Nibe Industrier AB Class B.........................  99,046  2,171,315
    Nobia AB........................................... 245,927  1,903,271
    Nolato AB Class B..................................  42,984  1,048,180

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SWEDEN -- (Continued)
    Nordea Bank AB..................................... 1,780,385 $23,757,463
    Nordnet AB Class B.................................   146,854     625,595
    OEM International AB Class B.......................     9,300     126,111
#*  Orexo AB...........................................    15,326     405,464
#   Oriflame Cosmetics SA..............................     8,262     227,765
#*  PA Resources AB....................................    10,516      15,307
    Peab AB............................................   370,578   2,298,743
#   Pricer AB Class B..................................   171,573     176,906
    Proact IT Group AB.................................     5,666      68,298
    Proffice AB Class B................................   108,976     397,529
#   Ratos AB Class B...................................   308,414   2,843,021
#*  RaySearch Laboratories AB..........................    24,042     101,835
    ReadSoft AB Class B................................    26,206      76,100
*   Rederi AB Transatlantic............................     3,948       3,706
*   Rezidor Hotel Group AB.............................   113,467     777,600
*   rnb Retail and Brands AB...........................    18,260      39,608
    Saab AB Class B....................................    90,624   2,349,816
    Sagax AB Class B...................................     3,620      14,729
    Sandvik AB.........................................   420,609   5,884,248
#*  SAS AB.............................................   301,642     832,720
    Scania AB Class B..................................   101,103   2,065,670
    Securitas AB Class B...............................   394,179   4,091,097
    Semcon AB..........................................    26,134     239,153
    Sintercast AB......................................     2,200      30,029
    Skandinaviska Enskilda Banken AB Class A........... 1,045,875  13,475,765
    Skandinaviska Enskilda Banken AB Class C...........     9,106     115,292
    Skanska AB Class B.................................   517,701  10,192,723
    SKF AB Class A.....................................     5,419     144,273
    SKF AB Class B.....................................   155,918   4,126,296
    SkiStar AB.........................................    32,266     454,291
#   SSAB AB Class A....................................   360,806   2,876,744
#   SSAB AB Class B....................................   160,182   1,132,551
    Svenska Cellulosa AB Class A.......................    18,540     525,446
    Svenska Cellulosa AB Class B.......................   528,401  15,025,279
    Svenska Handelsbanken AB Class A...................   285,381  13,541,902
    Svenska Handelsbanken AB Class B...................     7,412     337,593
    Sweco AB Class B...................................    23,609     342,737
    Swedbank AB Class A................................   531,591  13,871,672
    Swedish Match AB...................................   147,171   4,306,693
*   Swedish Orphan Biovitrum AB........................   228,166   2,600,242
    Systemair AB.......................................     2,908      53,346
    Tele2 AB Class B...................................   645,830   7,102,239
    Telefonaktiebolaget LM Ericsson Class A............    48,265     559,836
    Telefonaktiebolaget LM Ericsson Class B............   864,965  10,591,373
    Telefonaktiebolaget LM Ericsson Sponsored ADR......   650,060   7,989,237
    TeliaSonera AB..................................... 1,275,202   9,444,215
*   TradeDoubler AB....................................    63,660     184,616
*   Transcom WorldWide SA..............................   275,873      58,870
    Transmode AB.......................................     1,153      17,607
    Trelleborg AB Class B..............................   411,478   8,202,235
    Unibet Group P.L.C.................................    38,077   1,853,663
    Vitrolife AB.......................................    15,218     202,809
    Volvo AB Class A...................................   171,557   2,262,553

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INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
    Volvo AB Class B...................................   439,474 $  5,810,694
    Volvo AB Sponsored ADR.............................    70,300      927,960
    Wallenstam AB Class B..............................   100,390    1,534,497
    Wihlborgs Fastigheter AB...........................    83,778    1,529,064
                                                                  ------------
TOTAL SWEDEN...........................................            319,529,848
                                                                  ------------
SWITZERLAND -- (6.7%)
    ABB, Ltd........................................... 1,199,336   29,831,465
#   ABB, Ltd. Sponsored ADR............................   450,592   11,192,705
    Actelion, Ltd......................................    83,305    7,821,412
    Adecco SA..........................................   177,038   13,905,722
*   Advanced Digital Broadcast Holdings SA.............     3,871       63,934
*   AFG Arbonia-Forster Holding AG.....................    34,631    1,216,478
    Allreal Holding AG.................................    23,861    3,316,977
    Alpiq Holding AG...................................     2,658      366,909
    ALSO Holding AG....................................       635       34,853
    ams AG.............................................    18,955    2,327,155
    APG SGA SA.........................................       832      244,771
    Aryzta AG..........................................   156,431   12,292,334
    Ascom Holding AG...................................    55,333    1,050,961
    Autoneum Holding AG................................     7,290    1,259,195
#   Bachem Holding AG Class B..........................     6,084      332,293
    Baloise Holding AG.................................    85,731   10,240,849
    Bank Coop AG.......................................     6,201      297,038
    Banque Cantonale de Geneve.........................     1,136      293,413
    Banque Cantonale Vaudoise..........................     4,936    2,683,183
    Banque Privee Edmond de Rothschild SA..............        10      176,603
    Barry Callebaut AG.................................     2,702    3,198,227
    Basilea Pharmaceutica..............................     3,758      517,595
#   Basler Kantonalbank................................     6,579      549,622
    Belimo Holding AG..................................       248      689,748
    Bell AG............................................       110      279,976
    Bellevue Group AG..................................    11,759      217,094
#   Berner Kantonalbank AG.............................     6,254    1,475,845
    BKW AG.............................................     9,504      299,979
*   Bobst Group SA.....................................    15,523      565,604
    Bossard Holding AG.................................     5,818    1,400,122
    Bucher Industries AG...............................    12,291    3,599,412
    Burckhardt Compression Holding AG..................     3,321    1,495,898
    Burkhalter Holding AG..............................     1,648      138,144
    Carlo Gavazzi Holding AG...........................       221       54,122
    Cham Paper Holding AG..............................         5        1,214
*   Charles Voegele Holding AG.........................    10,609      130,301
    Cicor Technologies.................................       911       35,927
    Cie Financiere Richemont SA........................   156,608   14,487,015
    Cie Financiere Tradition SA........................     1,907      100,927
    Clariant AG........................................   544,858   10,266,008
    Coltene Holding AG.................................     5,988      304,563
    Conzzeta AG........................................       163      380,389
    Credit Suisse Group AG............................. 1,122,531   33,822,907
    Credit Suisse Group AG Sponsored ADR...............   541,531   16,327,160
    Daetwyler Holding AG...............................    11,185    1,685,554
    DKSH Holding AG....................................    12,772      869,025

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    Dottikon Es Holding AG.............................        89 $    22,523
*   Dufry AG...........................................    30,358   4,754,825
    EFG International AG...............................   102,665   1,496,315
    Emmi AG............................................     3,640   1,155,199
    EMS-Chemie Holding AG..............................     9,281   3,194,673
    Energiedienst Holding AG...........................     8,178     257,674
*   Evolva Holding SA..................................    28,548      41,869
    Flughafen Zuerich AG...............................     7,818   4,592,362
    Forbo Holding AG...................................     2,884   2,355,738
    Galenica AG........................................     6,928   6,598,853
    GAM Holding AG.....................................   367,328   6,165,128
*   Gategroup Holding AG...............................    48,981   1,457,008
    Geberit AG.........................................    13,679   3,965,308
    Georg Fischer AG...................................     8,082   5,536,097
    Givaudan SA........................................     6,351   9,391,346
    Gurit Holding AG...................................       852     473,621
    Helvetia Holding AG................................    11,761   5,667,047
    Holcim, Ltd........................................   218,161  15,834,660
    Huber & Suhner AG..................................    16,489     882,224
    Implenia AG........................................    24,649   1,733,861
    Inficon Holding AG.................................     2,441     901,449
    Interroll Holding AG...............................       635     374,686
    Intershop Holdings.................................     1,531     570,608
    Julius Baer Group, Ltd.............................   409,538  19,854,530
    Kaba Holding AG Class B............................     5,065   2,311,716
    Kardex AG..........................................    10,591     450,383
    Komax Holding AG...................................     6,279     983,615
    Kudelski SA........................................    86,380   1,319,855
    Kuehne + Nagel International AG....................    15,071   2,000,684
    Kuoni Reisen Holding AG............................     7,152   3,232,674
    LEM Holding SA.....................................     2,658   2,049,074
    Liechtensteinische Landesbank AG...................     3,057     138,817
*   LifeWatch AG.......................................     6,278      58,718
    Lindt & Spruengli AG...............................        35   1,876,346
    Logitech International SA(B18ZRK2).................   212,966   3,347,832
#   Logitech International SA(H50430232)...............    23,422     369,131
    Lonza Group AG.....................................   106,225  10,655,050
    Luzerner Kantonalbank AG...........................     4,897   1,878,449
    Metall Zug AG......................................       177     474,309
#*  Meyer Burger Technology AG.........................   173,667   2,625,826
    Micronas Semiconductor Holding AG..................    59,268     475,520
    Mikron Holding AG..................................    48,480     405,915
    Mobilezone Holding AG..............................    20,072     213,547
    Mobimo Holding AG..................................    10,100   2,105,072
*   Myriad Group AG....................................    16,690      26,784
    Nestle SA.......................................... 1,067,180  77,339,921
    Nobel Biocare Holding AG...........................    86,984   1,325,905
    Novartis AG........................................   215,739  17,052,187
#   Novartis AG ADR....................................   818,651  64,730,735
    OC Oerlikon Corp. AG...............................   366,003   5,758,007
*   Orascom Development Holding AG.....................     4,588      76,128
*   Orell Fuessli Holding AG...........................       435      46,333
    Orior AG...........................................     6,012     351,836

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    Panalpina Welttransport Holding AG.................    12,418 $ 2,052,325
    Partners Group Holding AG..........................     6,832   1,617,990
    Phoenix Mecano AG..................................     1,043     671,271
    PSP Swiss Property AG..............................    24,449   2,103,295
    PubliGroupe AG.....................................     2,923     371,422
    Rieter Holding AG..................................     7,131   1,581,235
    Roche Holding AG(7108918)..........................     3,734   1,025,817
    Roche Holding AG(7110388)..........................    96,472  26,468,594
    Romande Energie Holding SA.........................       367     437,342
    Schaffner Holding AG...............................       474     148,963
    Schindler Holding AG...............................     5,484     805,091
*   Schmolz + Bickenbach AG............................ 1,100,748   1,445,057
    Schweiter Technologies AG..........................     1,679   1,297,777
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    25,791   1,700,276
    SGS SA.............................................     1,475   3,335,114
    Siegfried Holding AG...............................     7,999   1,429,581
    Sika AG............................................     2,986   9,826,469
    Sonova Holding AG..................................    28,346   3,893,011
    St Galler Kantonalbank AG..........................     4,439   1,717,409
    Straumann Holding AG...............................     5,627   1,121,579
    Sulzer AG..........................................    36,520   5,498,973
    Swatch Group AG (The)(7184725).....................    22,619  13,443,043
    Swatch Group AG (The)(7184736).....................    31,716   3,247,782
    Swiss Life Holding AG..............................    56,574  12,176,343
    Swiss Re AG........................................   372,384  32,137,130
    Swisscom AG........................................     7,115   3,908,406
#   Swisscom AG Sponsored ADR..........................     5,100     280,806
    Swisslog Holding AG................................   471,656     589,354
    Swissquote Group Holding SA........................    21,296     836,967
    Syngenta AG........................................     2,559     904,688
    Syngenta AG ADR....................................   121,993   8,640,764
    Tamedia AG.........................................     2,226     282,332
    Tecan Group AG.....................................     6,441     706,245
    Temenos Group AG...................................    87,201   2,441,699
*   Tornos Holding AG..................................    12,446      66,291
    U-Blox AG..........................................    10,864   1,378,008
    UBS AG(B18YFJ4).................................... 1,749,489  34,699,854
#   UBS AG(H89231338)..................................   285,193   5,666,785
    Valartis Group AG..................................     9,003     206,213
    Valiant Holding AG.................................    21,356   2,074,866
    Valora Holding AG..................................     5,877   1,512,677
    Vaudoise Assurances Holding SA Class B.............     1,262     543,552
    Verwaltungs- und Privat-Bank AG....................     4,933     510,140
    Vetropack Holding AG...............................       374     742,101
#*  Von Roll Holding AG................................    80,625     166,390
    Vontobel Holding AG................................    50,840   1,912,867
    Walliser Kantonalbank..............................       173     143,736
    Walter Meier AG....................................     3,375     223,060
#   Ypsomed Holding AG.................................     3,145     271,343
    Zehnder Group AG...................................    14,698     660,226
*   Zueblin Immobilien Holding AG......................    38,248      83,512
    Zug Estates Holding AG.............................       178     232,766
    Zuger Kantonalbank AG..............................       134     684,474

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SWITZERLAND -- (Continued)
    Zurich Insurance Group AG..........................   160,459 $ 46,523,601
                                                                  ------------
TOTAL SWITZERLAND......................................            739,245,213
                                                                  ------------
UNITED KINGDOM -- (18.2%)
    888 Holdings P.L.C.................................   270,123      634,726
    A.G. Barr P.L.C....................................    89,212      894,445
    Aberdeen Asset Management P.L.C.................... 1,179,383    7,564,531
    Acal P.L.C.........................................    26,297      143,559
    Admiral Group P.L.C................................   105,427    2,500,614
*   Afren P.L.C........................................ 2,077,939    5,076,708
    African Barrick Gold P.L.C.........................   119,074      427,325
*   Aga Rangemaster Group P.L.C........................    77,421      207,088
    Aggreko P.L.C......................................   163,540    4,148,813
    Air Partner P.L.C..................................     2,004       17,017
    Alent P.L.C........................................   447,061    2,296,690
*   Alizyme P.L.C......................................    42,517           --
    Alumasc Group P.L.C................................     8,807       20,541
    AMEC P.L.C.........................................   516,105    8,724,307
    Amlin P.L.C........................................ 1,090,018    7,484,871
    Anglo American P.L.C............................... 1,155,001   27,233,743
    Anglo Pacific Group P.L.C..........................    24,516       74,079
    Anglo-Eastern Plantations..........................     8,036       87,968
    Anite P.L.C........................................   269,961      404,895
    Antofagasta P.L.C..................................   192,402    2,675,023
    ARM Holdings P.L.C.................................    12,223      186,590
#   ARM Holdings P.L.C. Sponsored ADR..................   122,079    5,624,180
#   Ashmore Group P.L.C................................   408,300    2,181,260
    Ashtead Group P.L.C................................   731,377    9,475,803
    Associated British Foods P.L.C.....................   254,917   11,360,271
    AstraZeneca P.L.C. Sponsored ADR...................   424,722   26,969,847
    Aviva P.L.C........................................ 3,086,231   22,577,126
#   Aviva P.L.C. Sponsored ADR.........................    20,300      299,019
    Avon Rubber P.L.C..................................     9,160       98,694
    AZ Electronic Materials SA.........................    55,116      358,881
    Babcock International Group P.L.C..................   388,234    8,860,966
    BAE Systems P.L.C.................................. 2,112,632   14,904,362
    Balfour Beatty P.L.C............................... 1,444,544    6,913,216
    Bank of Georgia Holdings P.L.C.....................     7,017      247,599
    Barclays P.L.C.....................................   237,662    1,060,982
#   Barclays P.L.C. Sponsored ADR...................... 2,272,784   40,682,842
    Barratt Developments P.L.C......................... 1,974,521   12,275,700
    BBA Aviation P.L.C.................................   798,717    4,050,546
    Beazley P.L.C......................................   962,131    4,033,305
    Bellway P.L.C......................................   258,645    6,597,740
    Berendsen P.L.C....................................   320,705    4,867,482
    Berkeley Group Holdings P.L.C......................   219,657    9,321,189
    Betfair Group P.L.C................................    18,441      319,898
    BG Group P.L.C..................................... 1,594,916   26,807,218
    BG Group P.L.C. Sponsored ADR......................   136,000    2,286,160
    BHP Billiton P.L.C.................................    15,526      457,063
#   BHP Billiton P.L.C. ADR............................   286,867   16,913,678
    Bloomsbury Publishing P.L.C........................    58,768      166,423
    Bodycote P.L.C.....................................   434,964    4,635,001

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

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Booker Group P.L.C................................... 1,774,685 $ 4,506,436
    Boot Henry P.L.C.....................................    54,419     193,413
    Bovis Homes Group P.L.C..............................   275,400   3,721,319
    BP P.L.C.............................................    81,932     642,105
    BP P.L.C. Sponsored ADR.............................. 2,049,067  96,080,749
    Braemar Shipping Services P.L.C......................    13,650     113,118
    Brammer P.L.C........................................    37,542     282,597
    Brewin Dolphin Holdings P.L.C........................   385,055   1,928,537
    British American Tobacco P.L.C.......................    82,257   3,925,114
#   British American Tobacco P.L.C. Sponsored ADR........    20,996   2,015,406
    British Polythene Industries P.L.C...................    29,678     300,028
    British Sky Broadcasting Group P.L.C.................   150,961   2,176,063
#   British Sky Broadcasting Group P.L.C. Sponsored ADR..    24,700   1,436,305
#   Britvic P.L.C........................................   254,074   2,894,032
    BT Group P.L.C.......................................   468,605   2,950,840
    BT Group P.L.C. Sponsored ADR........................   140,608   8,865,334
*   BTG P.L.C............................................   399,154   3,885,785
    Bunzl P.L.C..........................................   246,332   5,611,405
    Burberry Group P.L.C.................................   228,702   5,430,121
#   Bwin.Party Digital Entertainment P.L.C............... 1,076,346   2,022,536
    Cable & Wireless Communications P.L.C................ 1,733,204   1,519,909
*   Cairn Energy P.L.C...................................   779,194   2,763,251
    Cape P.L.C...........................................   180,515     796,891
    Capita P.L.C.........................................   153,701   2,480,033
    Capital & Counties Properties P.L.C..................   218,370   1,275,046
    Capital & Regional P.L.C.............................   398,343     311,109
    Carclo P.L.C.........................................    21,100      56,950
    Carillion P.L.C......................................   993,297   5,560,184
    Carnival P.L.C.......................................    60,427   2,477,026
#   Carnival P.L.C. ADR..................................   153,670   6,271,273
    Carr's Milling Industries P.L.C......................     2,672      78,220
    Castings P.L.C.......................................    59,187     433,809
    Catlin Group, Ltd....................................   828,217   7,173,111
*   Centamin P.L.C....................................... 1,161,327     835,338
#   Centaur Media P.L.C..................................    79,311      86,874
    Centrica P.L.C....................................... 1,628,904   8,318,893
    Charles Stanley Group P.L.C..........................     6,583      54,229
    Charles Taylor P.L.C.................................    11,746      55,294
    Chemring Group P.L.C.................................   348,125   1,376,126
    Chesnara P.L.C.......................................   176,134     997,849
    Chime Communications P.L.C...........................    37,972     216,641
#   Cineworld Group P.L.C................................   133,393     775,744
    Clarkson P.L.C.......................................     3,333     109,769
    Close Brothers Group P.L.C...........................   267,892   5,830,111
    Cobham P.L.C......................................... 1,549,735   7,477,337
    Coca-Cola HBC AG.....................................    35,574     942,253
    Coca-Cola HBC AG ADR.................................   143,627   3,791,753
*   Colt Group SA........................................   511,487   1,062,031
    Communisis P.L.C.....................................   156,412     178,499
    Compass Group P.L.C..................................   560,523   8,377,204
    Computacenter P.L.C..................................   139,319   1,482,418
    Consort Medical P.L.C................................    32,557     570,913
    Costain Group P.L.C..................................    17,893      86,269

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Cranswick P.L.C....................................    83,004 $ 1,796,513
    Creston P.L.C......................................    18,283      28,313
    Croda International P.L.C..........................    96,150   3,803,453
    CSR P.L.C..........................................   342,231   3,715,022
    Daily Mail & General Trust P.L.C...................   281,785   4,451,446
    Dairy Crest Group P.L.C............................   266,915   2,272,494
    Darty P.L.C........................................   303,760     657,795
    DCC P.L.C..........................................   130,083   5,908,497
    De La Rue P.L.C....................................    60,300     773,157
    Debenhams P.L.C.................................... 2,491,908   3,028,550
    Dechra Pharmaceuticals P.L.C.......................    92,959   1,068,992
    Development Securities P.L.C.......................   218,396     880,343
    Devro P.L.C........................................   247,947   1,260,241
#   Diageo P.L.C. Sponsored ADR........................    66,444   7,976,602
    Dignity P.L.C......................................    44,685   1,096,875
    Diploma P.L.C......................................   170,767   1,948,546
*   Dixons Retail P.L.C................................ 5,833,882   4,182,469
    Domino Printing Sciences P.L.C.....................   165,303   2,159,170
    Domino's Pizza Group P.L.C.........................    40,146     348,584
    Drax Group P.L.C...................................   811,832  10,821,431
    DS Smith P.L.C..................................... 1,662,507   8,952,034
    Dunelm Group P.L.C.................................    28,656     433,689
*   Dyson Group P.L.C..................................     3,999         460
    E2V Technologies P.L.C.............................    76,169     195,309
    easyJet P.L.C......................................   256,886   6,938,414
    Electrocomponents P.L.C............................   767,263   3,339,135
    Elementis P.L.C.................................... 1,023,232   4,289,547
*   EnQuest P.L.C...................................... 1,357,271   2,890,389
*   Enterprise Inns P.L.C.............................. 1,102,465   2,912,852
*   Essar Energy P.L.C.................................   320,877     305,363
    Essentra PLC.......................................   242,221   3,296,967
    Euromoney Institutional Investor P.L.C.............    31,779     691,401
*   Evraz P.L.C........................................   514,781     718,767
*   Exillon Energy P.L.C...............................    53,186     124,790
    Experian P.L.C.....................................   303,812   5,185,919
    F&C Asset Management P.L.C.........................   733,050   1,498,799
    Fenner P.L.C.......................................   282,938   1,907,627
    Ferrexpo P.L.C.....................................   372,338     927,178
    Fidessa Group P.L.C................................    29,771   1,130,390
*   Findel P.L.C.......................................    60,404     288,100
*   Firstgroup P.L.C................................... 1,577,631   3,447,776
    Fortune Oil P.L.C..................................   624,352      89,360
    Fresnillo P.L.C....................................    22,205     277,324
    Fuller Smith & Turner P.L.C........................    42,043     670,037
*   Future P.L.C.......................................   361,156      93,419
    G4S P.L.C.......................................... 2,017,088   7,895,249
    Galliford Try P.L.C................................   145,477   2,796,443
    Games Workshop Group P.L.C.........................     7,668      65,568
*   Gem Diamonds, Ltd..................................   175,063     455,856
    Genus P.L.C........................................    81,527   1,757,132
    GKN P.L.C.......................................... 1,877,483  12,147,091
    GlaxoSmithKline P.L.C. Sponsored ADR...............   319,350  16,459,299
    Glencore Xstrata P.L.C............................. 4,423,366  23,322,029

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Go-Ahead Group P.L.C...............................    37,193 $ 1,207,355
    Grafton Group P.L.C................................   384,101   3,755,724
    Greencore Group P.L.C..............................   842,444   3,445,192
    Greene King P.L.C..................................   434,623   6,117,811
    Greggs P.L.C.......................................   172,399   1,430,991
*   Guinness Peat Group P.L.C..........................    52,296      27,566
    Halfords Group P.L.C...............................   381,032   2,865,231
    Halma P.L.C........................................   332,681   3,268,151
    Hansard Global P.L.C...............................     3,345       4,536
    Hargreaves Lansdown P.L.C..........................   108,669   2,650,602
    Harvey Nash Group P.L.C............................    28,747      50,801
    Hays P.L.C......................................... 1,273,906   2,775,962
    Headlam Group P.L.C................................   103,583     790,428
    Helical Bar P.L.C..................................   191,850   1,094,162
    Henderson Group P.L.C.............................. 1,614,626   5,816,253
*   Heritage Oil P.L.C.................................   262,133     806,410
    Hikma Pharmaceuticals P.L.C........................   239,679   4,724,772
    Hill & Smith Holdings P.L.C........................   127,356   1,134,576
    Hiscox, Ltd........................................   598,747   6,268,223
    Hochschild Mining P.L.C............................   200,765     497,816
    Hogg Robinson Group P.L.C..........................   124,869     175,967
    Home Retail Group P.L.C............................ 1,910,196   5,615,024
    Homeserve P.L.C....................................   345,343   1,856,807
*   Hornby P.L.C.......................................    20,303      25,817
    Howden Joinery Group P.L.C.........................   772,170   4,348,446
    HSBC Holdings P.L.C................................   689,484   7,075,303
#   HSBC Holdings P.L.C. Sponsored ADR................. 1,877,265  96,660,375
    Hunting P.L.C......................................   206,428   2,554,773
    Huntsworth P.L.C...................................   253,522     293,634
    Hyder Consulting P.L.C.............................    18,277     194,631
    ICAP P.L.C.........................................   951,610   6,037,326
    IG Group Holdings P.L.C............................   409,238   4,207,187
*   Imagination Technologies Group P.L.C...............    15,749      44,392
    IMI P.L.C..........................................   269,338   6,609,411
    Imperial Tobacco Group P.L.C.......................   308,273  11,249,536
    Imperial Tobacco Group P.L.C. ADR..................    16,683   1,225,867
    Inchcape P.L.C.....................................   892,562   8,553,561
    Informa P.L.C......................................   999,517   8,484,767
    Inmarsat P.L.C.....................................   634,684   7,291,301
*   Innovation Group P.L.C............................. 1,350,919     743,178
    InterContinental Hotels Group P.L.C................    52,317   1,691,380
#   InterContinental Hotels Group P.L.C. ADR...........    84,744   2,749,095
*   International Consolidated Airlines Group
      SA(B5282K0)......................................   282,178   1,930,505
*   International Consolidated Airlines Group
      SA(B5M6XQ7)...................................... 1,489,683  10,197,086
*   International Consolidated Airlines Group SA
      Sponsored ADR....................................    12,200     418,826
*   International Ferro Metals, Ltd....................    20,587       3,644
    Interserve P.L.C...................................   252,457   2,524,913
    Intertek Group P.L.C...............................    86,691   4,030,582
    Investec P.L.C.....................................   986,296   6,343,275
    IP Group...........................................    11,454       1,996
*   IP Group P.L.C.....................................   260,304     750,136
    ITE Group P.L.C....................................   116,210     521,103
    ITV P.L.C.......................................... 3,143,342  10,143,253

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
UNITED KINGDOM -- (Continued)
    J Sainsbury P.L.C..................................  1,164,086 $ 6,592,631
    James Fisher & Sons P.L.C..........................     65,244   1,492,587
    Jardine Lloyd Thompson Group P.L.C.................     87,341   1,516,484
    JD Sports Fashion P.L.C............................     17,977     476,388
    JD Wetherspoon P.L.C...............................    173,641   2,271,312
#*  JKX Oil & Gas P.L.C................................    132,334     155,307
    John Menzies P.L.C.................................     39,739     446,925
    John Wood Group P.L.C..............................    576,453   6,070,516
    Johnson Matthey P.L.C..............................    162,614   8,619,633
*   Johnston Press P.L.C...............................  1,456,828     574,874
    Jupiter Fund Management P.L.C......................    400,353   2,455,206
#   Kazakhmys P.L.C....................................    402,261   1,173,841
    Kcom Group P.L.C...................................    480,289     778,800
    Keller Group P.L.C.................................    123,758   2,408,656
    Kentz Corp., Ltd...................................     58,561     634,951
    Kier Group P.L.C...................................     61,474   1,900,324
    Kingfisher P.L.C...................................  2,296,899  13,926,693
    Ladbrokes P.L.C....................................  1,108,019   2,717,159
    Laird P.L.C........................................    496,947   2,644,439
*   Lamprell P.L.C.....................................    475,139   1,118,019
    Lancashire Holdings, Ltd...........................    384,921   4,766,461
    Latchways P.L.C....................................      2,464      51,849
    Laura Ashley Holdings P.L.C........................    224,765      96,805
    Lavendon Group P.L.C...............................    167,605     541,352
    Legal & General Group P.L.C........................  5,530,641  19,532,761
    Liontrust Asset Management P.L.C...................      4,633      18,809
*   Lloyds Banking Group P.L.C......................... 23,313,762  31,793,922
#*  Lloyds Banking Group P.L.C. ADR....................    777,341   4,259,829
    London Stock Exchange Group P.L.C..................    221,942   6,698,252
*   Lonmin P.L.C.......................................  1,034,088   5,195,203
    Lookers P.L.C......................................    310,655     645,736
    Low & Bonar P.L.C..................................    135,064     192,087
    LSL Property Services P.L.C........................     14,831     108,381
    Man Group P.L.C....................................  4,171,996   5,586,096
    Management Consulting Group P.L.C..................    265,588     113,482
    Marks & Spencer Group P.L.C........................  1,202,621   9,293,358
    Marshalls P.L.C....................................    106,607     309,126
    Marston's P.L.C....................................  1,268,620   3,124,979
    McBride P.L.C......................................    279,529     468,197
    Mears Group P.L.C..................................     96,319     758,035
    Mecom Group P.L.C..................................    119,567     230,366
    Meggitt P.L.C......................................  1,366,564  11,586,217
    Melrose Industries P.L.C...........................  1,964,098   9,976,062
    Michael Page International P.L.C...................    169,585   1,238,524
    Micro Focus International P.L.C....................     96,992   1,193,593
    Millennium & Copthorne Hotels P.L.C................    282,994   2,626,507
*   Mitchells & Butlers P.L.C..........................    406,097   3,000,809
    Mitie Group P.L.C..................................    622,618   3,263,000
    MJ Gleeson Group P.L.C.............................     19,478     129,949
    Mondi P.L.C........................................    581,433   8,798,529
    Moneysupermarket.com Group P.L.C...................    280,575     823,218
    Morgan Advanced Materials P.L.C....................    470,095   2,393,645
    Morgan Sindall Group P.L.C.........................     54,591     713,931

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
#*  Mothercare P.L.C...................................   132,987 $   572,237
    N Brown Group P.L.C................................   262,960   2,334,814
    National Express Group P.L.C.......................   901,397   4,317,403
    National Grid P.L.C................................    14,459     187,166
#   National Grid P.L.C. Sponsored ADR.................   167,138  10,827,199
    NCC Group P.L.C....................................    62,146     204,388
#*  New World Resources P.L.C. Class A.................    46,188      38,806
    Next P.L.C.........................................    65,713   6,739,995
    Northgate P.L.C....................................   165,400   1,521,664
    Novae Group P.L.C..................................    81,626     765,480
*   Ocado Group P.L.C..................................   307,841   2,641,297
    Old Mutual P.L.C................................... 4,922,167  13,929,227
*   Optos P.L.C........................................     8,716      28,345
*   Oxford Biomedica P.L.C.............................   264,084      14,217
    Oxford Instruments P.L.C...........................    20,582     563,943
    Pace P.L.C.........................................   728,976   4,278,710
    PayPoint P.L.C.....................................    19,112     344,463
    Pearson P.L.C......................................   114,309   2,088,437
    Pearson P.L.C. Sponsored ADR.......................   612,321  11,199,351
    Pendragon P.L.C....................................   525,892     295,568
    Pennon Group P.L.C.................................   445,389   5,031,833
    Persimmon P.L.C....................................   538,273  11,598,229
*   Petra Diamonds, Ltd................................   150,027     340,105
    Petrofac, Ltd......................................   147,179   2,787,905
#   Petropavlovsk P.L.C................................   206,238     236,059
    Phoenix Group Holdings.............................   159,748   1,924,189
    Phoenix IT Group, Ltd..............................    33,310      62,600
    Photo-Me International P.L.C.......................   817,692   1,885,300
    Playtech P.L.C.....................................    33,486     379,512
    Premier Farnell P.L.C..............................   316,904   1,132,498
*   Premier Foods P.L.C................................   524,410   1,230,809
    Premier Oil P.L.C..................................   853,159   3,799,899
    Prudential P.L.C...................................   253,291   5,098,785
#   Prudential P.L.C. ADR..............................   651,676  26,301,643
*   Puma Brandenburg, Ltd. Class A.....................    90,186          --
*   Puma Brandenburg, Ltd. Class B.....................    90,186          --
*   Punch Taverns P.L.C................................   883,786     210,475
    PV Crystalox Solar P.L.C...........................    60,126      18,124
    PZ Cussons P.L.C...................................   286,774   1,702,744
    QinetiQ Group P.L.C................................ 1,117,997   4,104,476
*   Quintain Estates & Development P.L.C...............   781,580   1,277,598
    Randgold Resources, Ltd............................    12,728     874,906
*   Raven Russia, Ltd..................................    30,152      39,315
    REA Holdings P.L.C.................................    11,361      87,513
    Reckitt Benckiser Group P.L.C......................    81,901   6,132,143
    Redrow P.L.C.......................................   486,755   2,595,544
    Reed Elsevier P.L.C................................   112,456   1,638,024
#   Reed Elsevier P.L.C. Sponsored ADR.................    44,839   2,622,184
    Regus PLC.......................................... 1,143,955   3,933,913
    Renishaw P.L.C.....................................    31,982     990,340
*   Renovo Group P.L.C.................................   132,895      41,769
    Rentokil Initial P.L.C.............................   984,314   1,946,228
    Resolution, Ltd.................................... 2,784,538  15,942,507

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
UNITED KINGDOM -- (Continued)
    Restaurant Group P.L.C. (The)......................   257,314 $  2,587,961
    Rexam P.L.C........................................ 1,250,878   10,121,290
    Ricardo P.L.C......................................    35,471      393,027
    Rightmove P.L.C....................................    60,649    2,523,475
    Rio Tinto P.L.C....................................   113,242    6,023,157
#   Rio Tinto P.L.C. Sponsored ADR.....................   542,370   28,826,966
    RM P.L.C...........................................    31,960       60,465
    Robert Walters P.L.C...............................    96,470      545,140
    Rolls-Royce Holdings P.L.C.........................   809,990   15,776,046
    Rotork P.L.C.......................................    47,246    1,909,751
*   Royal Bank of Scotland Group P.L.C.................   105,606      588,319
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..   548,987    6,110,225
    Royal Dutch Shell P.L.C. ADR(780259206)............   443,387   30,638,042
#   Royal Dutch Shell P.L.C. ADR(780259107)............ 1,430,280  104,167,292
    Royal Dutch Shell P.L.C. Class A...................     9,996      346,277
    Royal Dutch Shell P.L.C. Class B...................   109,362    4,000,150
    RPC Group P.L.C....................................   257,251    2,513,611
    RPS Group P.L.C....................................   391,137    2,187,352
    RSA Insurance Group P.L.C.......................... 5,956,138    9,486,778
    S&U P.L.C..........................................     2,614       76,574
    SABMiller P.L.C....................................   213,829    9,607,422
    Sage Group P.L.C. (The)............................ 1,573,438   10,551,173
*   Salamander Energy P.L.C............................   339,893      592,312
    Savills P.L.C......................................   195,197    2,005,012
    Schroders P.L.C.(0239581)..........................    58,179    1,825,445
    Schroders P.L.C.(0240549)..........................   142,754    5,777,981
    SDL P.L.C..........................................   135,257      810,567
    Senior P.L.C.......................................   642,743    3,142,028
    Serco Group P.L.C..................................   328,894    2,358,110
*   Severfield-Rowen P.L.C.............................   407,213      400,624
    Severn Trent P.L.C.................................   188,621    5,342,813
    Shanks Group P.L.C.................................   873,442    1,669,045
    Shire P.L.C........................................    74,351    3,710,593
    Shire P.L.C. ADR...................................    28,741    4,300,228
    SIG P.L.C.......................................... 1,243,571    4,000,441
*   Skyepharma P.L.C. Sponsored ADR....................        80          177
    Smith & Nephew P.L.C...............................   166,197    2,390,720
#   Smith & Nephew P.L.C. Sponsored ADR................    44,531    3,216,919
    Smiths Group P.L.C.................................   346,222    8,164,987
    Smiths News P.L.C..................................   235,609      822,840
    Soco International P.L.C...........................   386,401    2,614,190
    Spectris P.L.C.....................................   191,304    6,972,519
    Speedy Hire P.L.C..................................   578,418      612,318
    Spirax-Sarco Engineering P.L.C.....................    73,296    3,512,792
    Spirent Communications P.L.C....................... 1,966,676    3,075,901
    Spirent Communications P.L.C. ADR..................    25,100      160,891
    Spirit Pub Co. P.L.C............................... 1,045,244    1,430,517
*   Sportech P.L.C.....................................    87,812      132,039
*   Sports Direct International P.L.C..................   145,139    1,626,524
    SSE P.L.C..........................................   466,918   10,017,238
    St Ives P.L.C......................................    67,950      213,860
    St James's Place P.L.C.............................   415,915    5,252,867
    ST Modwen Properties P.L.C.........................   303,979    1,918,442

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
UNITED KINGDOM -- (Continued)
    Stagecoach Group P.L.C.............................   599,062 $ 3,578,933
    Standard Chartered P.L.C........................... 1,125,564  22,875,899
    Standard Life P.L.C................................ 2,161,438  12,950,716
    Sthree P.L.C.......................................    69,781     439,602
#   Stobart Group, Ltd.................................    63,609     140,297
*   STV Group P.L.C....................................    56,141     299,005
*   SuperGroup P.L.C...................................    36,284     918,903
    Synergy Health P.L.C...............................    85,641   1,813,318
    Synthomer P.L.C....................................   336,114   1,501,619
    T Clarke P.L.C.....................................    26,802      30,158
    TalkTalk Telecom Group P.L.C.......................   590,184   3,019,906
    Tate & Lyle P.L.C..................................   429,300   5,339,061
    Taylor Wimpey P.L.C................................ 5,745,876  10,575,185
    Ted Baker P.L.C....................................    13,341     469,842
    Telecity Group P.L.C...............................   139,195   1,631,593
    Telecom Plus P.L.C.................................    23,537     736,673
    Tesco P.L.C........................................ 5,453,611  28,658,501
*   Thomas Cook Group P.L.C............................ 2,691,887   7,955,278
*   Thorntons P.L.C....................................    37,958      87,159
    Topps Tiles P.L.C..................................    58,316     145,460
    Travis Perkins P.L.C...............................   456,761  13,032,876
    Tribal Group P.L.C.................................    44,362     129,705
    Trifast P.L.C......................................    36,432      47,899
*   Trinity Mirror P.L.C...............................   559,498   1,636,887
    TT electronics P.L.C...............................   317,317   1,077,203
    TUI Travel P.L.C...................................   686,163   4,792,952
    Tullett Prebon P.L.C...............................   423,678   2,304,929
    Tullow Oil P.L.C...................................   229,756   2,974,230
    UBM P.L.C..........................................    91,395   1,021,742
    UDG Healthcare P.L.C...............................   332,532   1,944,582
    UK Mail Group P.L.C................................    12,676     141,441
    Ultra Electronics Holdings P.L.C...................    84,087   2,699,679
    Unilever P.L.C.....................................    17,957     689,189
#   Unilever P.L.C. Sponsored ADR......................   120,000   4,633,200
    Unite Group P.L.C..................................   253,742   1,706,357
    United Utilities Group P.L.C.......................   516,448   6,069,472
#   United Utilities Group P.L.C. ADR..................    10,818     255,305
    UTV Media P.L.C....................................   119,515     510,939
*   Vectura Group P.L.C................................   515,308   1,355,205
#   Vedanta Resources P.L.C............................   183,060   2,419,864
*   Vernalis P.L.C.....................................    11,473       6,361
    Vesuvius P.L.C.....................................   598,106   4,394,783
    Victrex P.L.C......................................    50,543   1,476,492
    Vislink P.L.C......................................    11,896       8,111
    Vitec Group P.L.C. (The)...........................    22,412     243,813
    Vodafone Group P.L.C...............................   622,546   2,306,979
    Vodafone Group P.L.C. Sponsored ADR................ 2,394,771  88,750,213
#   Volex P.L.C........................................    18,246      35,400
    Vp P.L.C...........................................    11,576     128,228
    Weir Group P.L.C. (The)............................   167,027   5,742,653
    WH Smith P.L.C.....................................   162,641   2,785,260
    Whitbread P.L.C....................................   199,319  12,273,181
    William Hill P.L.C................................. 1,260,604   6,880,717

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
    Wilmington Group P.L.C............................   141,363 $      651,083
*   Wincanton P.L.C...................................    58,198        136,120
    WM Morrison Supermarkets P.L.C.................... 2,871,934     11,317,439
*   Wolfson Microelectronics P.L.C....................   192,246        425,262
    Wolseley P.L.C....................................   263,489     14,180,191
#   Wolseley P.L.C. ADR...............................    55,695        300,755
    WPP P.L.C.........................................   443,647      9,295,490
#   WPP P.L.C. Sponsored ADR..........................   134,635     14,119,172
    WS Atkins P.L.C...................................    95,688      2,136,945
    Xaar P.L.C........................................    30,295        552,039
    Xchanging P.L.C...................................   422,323      1,238,182
#   XP Power, Ltd.....................................     3,794        110,536
                                                                 --------------
TOTAL UNITED KINGDOM..................................            2,010,502,745
                                                                 --------------
UNITED STATES -- (0.0%)
*   Kofax, Ltd........................................    77,229        564,998
*   McEwen Mining - Minera Andes Andes Acquisition
      Corp............................................   112,338        291,499
*   Ur-Energy, Inc....................................    68,325         92,020
                                                                 --------------
TOTAL UNITED STATES...................................                  948,517
                                                                 --------------
TOTAL COMMON STOCKS...................................            9,997,079,457
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
*   Valneva SE........................................     9,569          4,534
                                                                 --------------
GERMANY -- (0.0%)
    Porsche Automobil Holding SE......................    55,763      5,440,275
                                                                 --------------
TOTAL PREFERRED STOCKS................................                5,444,809
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights...    22,005             --
                                                                 --------------
AUSTRIA -- (0.0%)
*   Intercell AG......................................    29,444             --
#*  Raiffeisen Bank International Rights..............    94,405             --
                                                                 --------------
TOTAL AUSTRIA.........................................                       --
                                                                 --------------
FRANCE -- (0.0%)
*   Atari SA..........................................     9,569          1,936

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
FRANCE -- (Continued)
*     Groupe Fnac..................................           4 $            13
                                                                ---------------
TOTAL FRANCE.......................................                       1,949
                                                                ---------------
ITALY -- (0.0%)
*     Seat Pagine Gialle SpA Warrants 08/31/14.....   1,199,818              --
                                                                ---------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS Rights.......................     149,762          97,627
                                                                ---------------
SINGAPORE -- (0.0%)
*     Falcon Energy Group, Ltd.....................      57,200           2,240
                                                                ---------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA Rights 02/13/14.........................     113,313          64,492
*     Banco Popular Espanol SA Rights..............   2,032,796         112,407
*     Banco Santander SA Rights....................   4,130,580         830,456
                                                                ---------------
TOTAL SPAIN........................................                   1,007,355
                                                                ---------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C........................      42,686          86,310
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,195,481
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund...............  88,677,615   1,026,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $7,045,925 GNMA 3.50%,
        09/20/42, valued at $6,333,054) to be
        repurchased at $6,208,886.................. $     6,209       6,208,876
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL................               1,032,208,876
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,673,055,640)^^..........................             $11,035,928,623
                                                                ===============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                          -------------- -------------- ------- ---------------
Common Stocks
   Australia............. $   24,982,766 $  561,877,132   --    $   586,859,898
   Austria...............         73,353     53,131,222   --         53,204,575
   Belgium...............     12,350,582    123,849,773   --        136,200,355
   Canada................    854,242,111         39,019   --        854,281,130
   China.................             --        973,816   --            973,816
   Colombia..............          5,047             --   --              5,047
   Denmark...............      5,054,553    133,435,628   --        138,490,181
   Finland...............      5,010,491    162,266,025   --        167,276,516
   France................     96,275,957    690,210,114   --        786,486,071
   Germany...............     87,790,050    606,297,028   --        694,087,078
   Greece................         39,871      3,115,745   --          3,155,616
   Hong Kong.............      1,664,679    263,687,558   --        265,352,237
   Ireland...............     13,137,151     34,755,704   --         47,892,855
   Israel................     18,684,548     45,913,361   --         64,597,909
   Italy.................     17,097,372    236,110,521   --        253,207,893
   Japan.................    110,334,312  1,909,510,729   --      2,019,845,041
   Netherlands...........     48,228,514    239,440,129   --        287,668,643
   New Zealand...........         58,308     26,491,833   --         26,550,141
   Norway................     10,870,083     91,781,696   --        102,651,779
   Portugal..............        270,435     33,794,497   --         34,064,932
   Singapore.............             --    128,782,661   --        128,782,661
   Spain.................     41,830,895    233,387,865   --        275,218,760
   Sweden................      8,917,197    310,612,651   --        319,529,848
   Switzerland...........    107,208,086    632,037,127   --        739,245,213
   United Kingdom........    677,467,002  1,333,035,743   --      2,010,502,745
   United States.........        383,519        564,998   --            948,517
Preferred Stocks
   France................             --          4,534   --              4,534
   Germany...............             --      5,440,275   --          5,440,275
Rights/Warrants
   Australia.............             --             --   --                 --
   Austria...............             --             --   --                 --
   France................             --          1,949   --              1,949
   Italy.................             --             --   --                 --
   Portugal..............             --         97,627   --             97,627
   Singapore.............             --          2,240   --              2,240
   Spain.................             --      1,007,355   --          1,007,355
   United Kingdom........             --         86,310   --             86,310
Securities Lending
  Collateral.............             --  1,032,208,876   --      1,032,208,876
                          -------------- --------------   --    ---------------
TOTAL.................... $2,141,976,882 $8,893,951,741   --    $11,035,928,623
                          ============== ==============   ==    ===============

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in The Continental Small Company Series of The DFA
   Investment Trust Company..................................... $3,121,049,962
 Investment in The United Kingdom Small Company Series of The
   DFA Investment Trust Company.................................  2,033,347,041
 Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company.....................................  1,865,129,262
 Investment in The Asia Pacific Small Company Series of The DFA
   Investment Trust Company.....................................    918,878,503
 Investment in The Canadian Small Company Series of The DFA
   Investment Trust Company.....................................    736,285,977
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES (Cost $7,018,253,512)...........................  8,674,690,745
                                                                 --------------
    TOTAL INVESTMENTS -- (100.0%) (Cost $7,018,253,512)^^....... $8,674,690,745
                                                                 ==============

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $8,674,690,745   --      --    $8,674,690,745
                                  --------------   --      --    --------------
TOTAL............................ $8,674,690,745   --      --    $8,674,690,745
                                  ==============   ==      ==    ==============

                       JAPANESE SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................... $398,606,817
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $383,215,304)^^............................. $398,606,817
                                                                ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA
  Investment Trust Company..................................... $348,395,213
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $345,740,285)^^............................. $348,395,213
                                                                ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                  VALUE+
                                                                -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company................................. $39,295,270
                                                                -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $23,921,898)^^.............................. $39,295,270
                                                                ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                   VALUE+
                                                                ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company..................................... $177,312,017
                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $133,502,176)^^............................. $177,312,017
                                                                ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (93.2%)
AUSTRALIA -- (20.1%)
#   Abacus Property Group..............................  1,900,993 $  3,717,444
#   ALE Property Group.................................  1,050,729    2,583,181
    Ardent Leisure Group...............................    774,602    1,331,648
#   Aspen Group........................................    713,024      882,574
#   Astro Japan Property Group.........................    306,014    1,043,649
    Australian Education Trust.........................    659,396      871,997
#   BWP Trust..........................................  3,460,197    6,713,892
    Carindale Property Trust...........................     99,428      482,166
    CFS Retail Property Trust Group.................... 15,579,358   26,424,308
#   Challenger Diversified Property Group..............    670,847    1,468,828
    Charter Hall Group.................................  1,533,128    4,972,948
    Charter Hall Office................................  2,059,687        1,893
#   Charter Hall Retail REIT...........................  2,259,006    7,072,638
#   Commonwealth Property Office Fund.................. 14,987,556   16,138,018
#   Cromwell Property Group............................  7,447,278    6,224,780
    Dexus Property Group............................... 32,404,836   28,262,281
    Federation Centres, Ltd............................ 10,008,938   19,858,132
    Galileo Japan Trust................................     79,367      103,904
    Generation Healthcare REIT.........................      9,491       10,048
    Goodman Group...................................... 11,999,728   49,031,458
#   GPT Group.......................................... 11,941,463   37,736,144
*   GPT Group (B3WX9L1)................................ 38,018,670           --
#   Growthpoint Properties Australia, Ltd..............    304,927      662,793
#   Ingenia Communities Group..........................  3,337,290    1,356,376
    Investa Office Fund................................  4,409,939   11,966,020
*   Prime Retirement & Aged Care Property Trust........    116,309           --
#   Shopping Centres Australasia Property Group........  4,319,703    5,609,220
    Stockland.......................................... 16,233,211   51,547,666
    Westfield Group.................................... 14,378,269  128,565,238
    Westfield Retail Trust............................. 20,612,021   54,456,773
                                                                   ------------
TOTAL AUSTRALIA........................................             469,096,017
                                                                   ------------
BELGIUM -- (1.6%)
    Aedifica SA........................................     53,171    3,668,402
#   Befimmo SA.........................................    120,314    8,193,906
#   Cofinimmo..........................................    131,003   15,236,211
    Intervest Offices & Warehouses.....................     44,698    1,190,590
    Leasinvest Real Estate SCA.........................     12,228    1,206,999
    Retail Estates NV..................................     16,187    1,196,754
    Warehouses De Pauw SCA.............................     74,357    5,304,426
    Wereldhave Belgium NV..............................     10,749    1,242,948
                                                                   ------------
TOTAL BELGIUM..........................................              37,240,236
                                                                   ------------
CANADA -- (6.0%)
#   Allied Properties REIT.............................    257,235    7,552,489
    Artis REIT.........................................    476,040    6,449,781
    Boardwalk REIT.....................................    167,300    8,787,475
    Brookfield Canada Office Properties................     57,750    1,309,778
#   Calloway REIT......................................    445,342    9,936,475
    Canadian Apartment Properties REIT.................    400,256    7,615,196
#   Canadian REIT......................................    265,272   10,127,376

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
#   Chartwell Retirement Residences....................    639,287 $  6,113,047
#   Cominar REIT.......................................    400,031    6,673,469
#   Crombie REIT.......................................    232,280    2,777,975
#   Dundee REIT Class A................................    372,063    9,791,395
#   Granite REIT.......................................    163,853    5,618,448
#   H&R REIT...........................................  1,024,649   19,457,985
    Huntingdon Capital Corp............................      2,597       28,051
    InnVest REIT.......................................    324,123    1,484,200
    InterRent REIT.....................................    118,431      572,084
    Morguard REIT......................................    199,823    2,933,429
    Northern Property REIT.............................    118,529    3,095,855
#   NorthWest Healthcare Properties REIT...............    132,045    1,227,085
#   Partners REIT......................................    104,000      531,322
    Plaza Retail REIT..................................      2,154        8,103
    Pure Industrial Real Estate Trust..................    525,983    2,144,074
    Retrocom REIT......................................    206,831      852,394
#   RioCan REIT........................................  1,152,205   25,635,591
                                                                   ------------
TOTAL CANADA...........................................             140,723,077
                                                                   ------------
CHINA -- (0.2%)
*   RREEF China Commercial Trust.......................  1,392,000        3,586
#   Yuexiu REIT........................................  9,640,000    4,532,398
                                                                   ------------
TOTAL CHINA............................................               4,535,984
                                                                   ------------
FRANCE -- (4.3%)
#   Acanthe Developpement SA...........................    193,988      128,237
    Affine SA..........................................     39,761      821,431
    ANF Immobilier.....................................     33,572    1,077,431
    Argan..............................................      7,389      151,350
    Cegereal...........................................     15,742      480,659
    Fonciere Des Regions...............................    202,323   16,580,188
    Gecina SA..........................................    167,718   20,432,568
    ICADE..............................................    248,695   21,811,398
    Klepierre..........................................    707,011   30,641,946
    Mercialys SA.......................................    252,348    5,169,546
    Societe de la Tour Eiffel..........................     44,244    2,966,415
    Terreis............................................      1,329       38,558
                                                                   ------------
TOTAL FRANCE...........................................             100,299,727
                                                                   ------------
GERMANY -- (0.4%)
    Alstria Office REIT-AG.............................    457,984    5,939,313
    Hamborner REIT AG..................................    312,259    3,111,721
*   Prime Office AG....................................    114,387      439,680
                                                                   ------------
TOTAL GERMANY..........................................               9,490,714
                                                                   ------------
GREECE -- (0.0%)
*   Eurobank Properties Real Estate Investment Co......     96,660      987,376
                                                                   ------------
HONG KONG -- (4.0%)
#   Champion REIT...................................... 16,863,012    7,197,280
    Link REIT (The).................................... 17,324,805   78,449,097
#   Prosperity REIT....................................  8,332,000    2,378,276

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (Continued)
#   Regal REIT........................................... 6,559,000 $ 1,755,445
#   Sunlight REIT........................................ 7,428,000   2,707,488
                                                                    -----------
TOTAL HONG KONG..........................................            92,487,586
                                                                    -----------
ISRAEL -- (0.2%)
    Alony Hetz Properties & Investments, Ltd.............   422,495   2,716,942
#   Reit 1, Ltd..........................................   655,784   1,580,562
    Sella Capital Real Estate, Ltd.......................    77,498     128,033
                                                                    -----------
TOTAL ISRAEL.............................................             4,425,537
                                                                    -----------
ITALY -- (0.3%)
#   Beni Stabili SpA..................................... 6,702,778   4,959,905
    Immobiliare Grande Distribuzione..................... 1,139,541   1,504,261
                                                                    -----------
TOTAL ITALY..............................................             6,464,166
                                                                    -----------
JAPAN -- (17.1%)
#   Advance Residence Investment Corp....................     8,744  18,461,728
    Daiwa House Residential Investment Corp..............     2,252   9,381,703
#   Daiwa Office Investment Corp.........................     1,554   7,388,888
    Frontier Real Estate Investment Corp.................     3,363  17,326,189
#   Fukuoka REIT Co......................................       805   6,755,918
    Global One Real Estate Investment Corp...............       644   4,432,632
    Hankyu Reit, Inc.....................................       670   3,598,774
#   Heiwa Real Estate REIT, Inc..........................     4,263   3,404,466
#   Ichigo Real Estate Investment Corp...................     4,325   2,714,758
#   Industrial & Infrastructure Fund Investment Corp.....       938   7,735,575
    Invincible Investment Corp...........................     4,719     844,382
#   Japan Excellent, Inc.................................     7,125   8,487,569
#   Japan Hotel REIT Investment Corp.....................    16,717   8,028,433
    Japan Logistics Fund, Inc............................     5,325  11,760,018
#   Japan Prime Realty Investment Corp...................     5,642  19,306,367
#   Japan Real Estate Investment Corp....................     8,585  44,312,866
    Japan Rental Housing Investments, Inc................     7,227   4,515,472
    Japan Retail Fund Investment Corp....................    16,674  33,501,001
#   Kenedix Realty Investment Corp.......................     2,057  10,222,660
    Kenedix Residential Investment Corp..................       959   2,010,191
    MID Reit, Inc........................................     1,228   2,798,937
    Mori Hills REIT Investment Corp......................     8,020  10,584,259
    Mori Trust Sogo Reit, Inc............................     1,508  12,219,683
    Nippon Accommodations Fund, Inc......................     1,596  11,069,433
#   Nippon Building Fund, Inc............................    10,002  56,839,458
#   Nomura Real Estate Office Fund, Inc..................     2,526  11,143,910
#   Nomura Real Estate Residential Fund, Inc.............       981   5,098,432
    Orix JREIT, Inc......................................    12,019  15,965,536
    Premier Investment Corp..............................     1,528   5,916,663
#   Sekisui House SI Investment Co.......................     1,058   5,509,658
    Starts Proceed Investment Corp.......................       296     498,816
    Tokyu REIT, Inc......................................     6,285   7,516,999
    Top REIT, Inc........................................     1,097   4,990,931

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    United Urban Investment Corp.......................     16,818 $ 25,105,567
                                                                   ------------
TOTAL JAPAN............................................             399,447,872
                                                                   ------------
MALAYSIA -- (0.6%)
    Amanahraya REIT....................................    609,800      182,256
    AmFirst REIT.......................................  1,694,840      506,309
    Axis REIT..........................................  2,217,327    1,890,463
    CapitaMalls Malaysia Trust.........................  6,761,700    2,810,238
    Hektar REIT........................................    125,525       56,346
    IGB REIT...........................................  3,798,900    1,377,868
    KLCC Property Holdings Bhd.........................  1,579,000    2,730,326
    Quill Capita Trust.................................    564,400      202,257
    Sunway REIT........................................  8,204,600    3,140,061
    Tower REIT.........................................    434,900      200,096
    YTL Hospitality REIT...............................  2,342,700      701,209
                                                                   ------------
TOTAL MALAYSIA.........................................              13,797,429
                                                                   ------------
MEXICO -- (1.3%)
    Concentradora Fibra Hotelera Mexicana S.A. de C.V..    101,228      164,172
    Fibra Uno Administracion S.A. de C.V...............  9,145,155   29,512,853
#   Mexico Real Estate Management S.A. de C.V..........    249,116      454,496
                                                                   ------------
TOTAL MEXICO...........................................              30,131,521
                                                                   ------------
NETHERLANDS -- (9.0%)
    Corio NV...........................................    503,059   21,378,220
    Eurocommercial Properties NV.......................    278,361   11,453,095
    Nieuwe Steen Investments NV........................    463,323    2,749,989
    Unibail-Rodamco SE.................................    650,619  156,585,652
    Vastned Retail NV..................................    141,155    6,756,046
    Wereldhave NV......................................    160,753   12,224,286
                                                                   ------------
TOTAL NETHERLANDS......................................             211,147,288
                                                                   ------------
NEW ZEALAND -- (0.7%)
#   Argosy Property, Ltd...............................  3,529,968    2,597,206
#   DNZ Property Fund, Ltd.............................    524,471      644,420
#   Goodman Property Trust.............................  5,130,490    4,002,670
    Kiwi Income Property Trust.........................  5,674,003    5,065,460
    NPT, Ltd...........................................     45,944       22,317
#   Precinct Properties New Zealand, Ltd...............  1,282,446    1,022,084
#   Property for Industry, Ltd.........................    852,767      871,831
#   Vital Healthcare Property Trust....................  1,312,884    1,341,180
                                                                   ------------
TOTAL NEW ZEALAND......................................              15,567,168
                                                                   ------------
SINGAPORE -- (7.8%)
#   AIMS AMP Capital Industrial REIT...................  2,688,120    3,034,979
    Ascendas Hospitality Trust.........................     59,000       33,575
#   Ascendas India Trust...............................  2,943,000    1,573,739
    Ascendas REIT...................................... 15,113,000   25,107,502
#   Ascott Residence Trust.............................  6,060,400    5,624,872
#   Cache Logistics Trust..............................  5,508,000    4,713,014
#   Cambridge Industrial Trust.........................  8,010,231    4,317,030
#   CapitaCommercial Trust............................. 14,514,000   16,106,953

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    CapitaMall Trust................................... 18,013,300 $ 26,288,540
#   CapitaRetail China Trust...........................  3,904,980    4,036,417
#   CDL Hospitality Trusts.............................  4,785,000    6,022,316
    Far East Hospitality Trust.........................    395,000      243,355
    First REIT.........................................  3,361,000    2,736,740
    Fortune REIT.......................................  5,001,000    3,847,310
#   Frasers Centrepoint Trust..........................  3,862,000    5,140,920
#   Frasers Commercial Trust...........................  3,592,200    3,517,858
#   Keppel REIT........................................ 10,574,526    9,288,306
#   Lippo Malls Indonesia Retail Trust................. 10,103,000    3,223,591
    Mapletree Commercial Trust.........................  9,185,000    8,370,058
#   Mapletree Industrial Trust.........................  8,267,000    8,467,182
#   Mapletree Logistics Trust.......................... 10,652,430    8,352,406
#   Parkway Life REIT..................................  2,475,000    4,385,390
#   Sabana Shari'ah Compliant Industrial Real Estate
      Investment Trust.................................  1,862,000    1,546,601
#   Saizen REIT........................................  1,591,600    1,132,549
#   Starhill Global REIT...............................  9,883,000    5,905,448
#   Suntec REIT........................................ 15,932,000   20,020,275
                                                                   ------------
TOTAL SINGAPORE........................................             183,036,926
                                                                   ------------
SOUTH AFRICA -- (2.2%)
    Acucap Properties, Ltd.............................    606,864    2,169,178
#   Capital Property Fund.............................. 10,269,591    9,006,242
    Emira Property Fund................................  3,321,339    3,835,311
#   Fountainhead Property Trust........................  7,183,721    4,743,009
    Growthpoint Properties, Ltd........................  5,656,308   11,273,973
    Hyprop Investments, Ltd............................    375,563    2,455,909
    Investec Property Fund, Ltd........................     84,989      103,258
    Rebosis Property Fund, Ltd.........................    546,546      532,808
    Redefine Properties, Ltd...........................  6,263,685    4,989,579
    Resilient Property Income Fund, Ltd................    976,925    4,589,713
#   SA Corporate Real Estate Fund Nominees Pty, Ltd....  9,753,002    3,245,830
    Sycom Property Fund................................  1,051,687    2,092,133
    Vividend Income Fund, Ltd..........................    761,091      311,540
    Vukile Property Fund, Ltd..........................  1,077,495    1,477,231
                                                                   ------------
TOTAL SOUTH AFRICA.....................................              50,825,714
                                                                   ------------
TAIWAN -- (0.6%)
    Cathay No. 1 REIT..................................  8,939,000    5,848,368
    Cathay No. 2 REIT..................................  3,677,000    1,972,327
    Fubon No. 1 REIT...................................  1,016,000      543,760
    Fubon No. 2 REIT...................................  3,822,000    1,608,512
    Gallop No. 1 REIT..................................  2,241,000    1,352,310
    Shin Kong No.1 REIT................................  4,652,000    2,133,984
                                                                   ------------
TOTAL TAIWAN...........................................              13,459,261
                                                                   ------------
TURKEY -- (1.0%)
*   Akfen Gayrimenkul Yatirim Ortakligi A.S............    339,253      157,751
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S.........    110,306      801,194
#   Alarko Gayrimenkul Yatirim Ortakligi A.S...........     50,495      429,172
#*  Dogus Gayrimenkul Yatirim Ortakligi A.S............    452,672      792,109
#   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S...... 15,283,119   14,511,276

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
TURKEY -- (Continued)
      Is Gayrimenkul Yatirim Ortakligi A.S..........   2,785,125 $    1,555,695
#*    Nurol Gayrimenkul Yatirim Ortakligi A.S.......      74,764        128,779
*     Saf Gayrimenkul Yatirim Ortakligi A.S.........   1,719,173        876,800
#     Sinpas Gayrimenkul Yatirim Ortakligi A.S......   1,210,163        364,186
      Torunlar Gayrimenkul Yatirim Ortakligi A.S....   1,308,941      1,558,234
#*    Vakif Gayrimenkul Yatirim Ortakligi A.S.......     294,818      1,493,873
                                                                 --------------
TOTAL TURKEY........................................                 22,669,069
                                                                 --------------
UNITED KINGDOM -- (15.8%)
#     Assura Group, Ltd.............................     339,031        220,059
      Big Yellow Group P.L.C........................     845,733      7,193,792
      British Land Co. P.L.C........................   6,776,287     73,068,695
      Derwent London P.L.C..........................     628,553     25,722,922
      Great Portland Estates P.L.C..................   2,383,381     23,669,989
      Hammerson P.L.C...............................   4,994,574     43,067,907
#     Hansteen Holdings P.L.C.......................   4,155,984      7,248,817
      Intu Properties P.L.C.........................   4,471,683     23,183,682
      Land Securities Group P.L.C...................   5,601,317     94,575,859
      Londonmetric Property P.L.C...................   3,572,778      8,084,360
      McKay Securities..............................     287,070          4,719
      McKay Securities P.L.C........................     287,070        895,368
      Mucklow A & J Group P.L.C.....................     278,392      2,147,653
      Primary Health Properties P.L.C...............     487,481      2,857,979
      Safestore Holdings P.L.C......................   1,147,156      3,621,391
      Segro P.L.C...................................   5,138,733     28,447,830
      Shaftesbury P.L.C.............................   1,638,837     16,757,190
      Town Centre Securities P.L.C..................      15,932         57,611
      Workspace Group P.L.C.........................     747,511      6,670,031
                                                                 --------------
TOTAL UNITED KINGDOM................................                367,495,854
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,173,328,522
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
GERMANY -- (0.0%)
*     Prime Office AG...............................     114,387          4,783
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (6.8%)
(S)@  DFA Short Term Investment Fund................  13,483,146    156,000,000
@ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.03%, 02/03/14 (Collateralized by
  $1,907,440 GNMA 3.50%, 09/20/42, valued at
  $1,714,455) to be repurchased at $1,680,841....... $     1,681      1,680,838
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                157,680,838
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,194,919,231)^^...........................             $2,331,014,143
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                           --------------------------------------------------
                             LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                           ------------ -------------- ------- --------------
Common Stocks
   Australia..............           -- $  469,096,017   --    $  469,096,017
   Belgium................           --     37,240,236   --        37,240,236
   Canada................. $140,723,077             --   --       140,723,077
   China..................           --      4,535,984   --         4,535,984
   France.................           --    100,299,727   --       100,299,727
   Germany................      439,680      9,051,034   --         9,490,714
   Greece.................           --        987,376   --           987,376
   Hong Kong..............           --     92,487,586   --        92,487,586
   Israel.................           --      4,425,537   --         4,425,537
   Italy..................           --      6,464,166   --         6,464,166
   Japan..................           --    399,447,872   --       399,447,872
   Malaysia...............           --     13,797,429   --        13,797,429
   Mexico.................   30,131,521             --   --        30,131,521
   Netherlands............           --    211,147,288   --       211,147,288
   New Zealand............           --     15,567,168   --        15,567,168
   Singapore..............           --    183,036,926   --       183,036,926
   South Africa...........      103,258     50,722,456   --        50,825,714
   Taiwan.................           --     13,459,261   --        13,459,261
   Turkey.................           --     22,669,069   --        22,669,069
   United Kingdom.........           --    367,495,854   --       367,495,854
Rights/Warrants
   Germany................           --          4,783   --             4,783
Securities Lending
  Collateral..............           --    157,680,838   --       157,680,838
                           ------------ --------------   --    --------------
TOTAL..................... $171,397,536 $2,159,616,607   --    $2,331,014,143
                           ============ ==============   ==    ==============

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                     SHARES        VALUE+
                                                   ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions Group
  Inc.............................................  48,105,083 $1,300,280,380
Investment in DFA International Real Estate
  Securities Portfolio of DFA Investment
  Dimensions Group Inc............................ 180,097,804    887,882,174
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $1,935,137,839)..............              2,188,162,554
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
State Street Institutional Liquid Reserves,
  0.060% (Cost $5,380,382)........................   5,380,382      5,380,382
                                                               --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,940,518,221)^^......................             $2,193,542,936
                                                               ==============

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $2,188,162,554   --      --    $2,188,162,554
Temporary Cash Investments.......      5,380,382   --      --         5,380,382
                                  --------------   --      --    --------------
TOTAL............................ $2,193,542,936   --      --    $2,193,542,936
                                  ==============   ==      ==    ==============

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (92.3%)
AUSTRALIA -- (4.7%)
#*  Aditya Birla Minerals, Ltd.........................  3,394,541 $   994,310
#*  AED Oil, Ltd.......................................    992,337          --
*   AJ Lucas Group, Ltd................................    584,687     602,299
    Amalgamated Holdings, Ltd..........................  1,796,125  12,749,841
    Amcom Telecommunications, Ltd......................    301,784     524,424
    AP Eagers, Ltd.....................................    429,657   1,960,144
#*  APN News & Media, Ltd..............................  8,524,586   3,513,999
#*  Aquarius Platinum, Ltd.............................    910,133     604,508
    Arrium, Ltd........................................ 24,875,694  33,819,189
*   ASG Group, Ltd.....................................    311,883     127,903
#   Atlas Iron, Ltd.................................... 16,142,601  14,157,235
#   Ausdrill, Ltd......................................  1,707,745   1,343,548
#   Ausenco, Ltd.......................................     88,052      53,765
#*  Austal, Ltd........................................    508,112     377,487
#*  Australian Agricultural Co., Ltd................... 10,083,640  10,464,435
#   Australian Pharmaceutical Industries, Ltd..........  6,609,381   3,439,963
    Aveo Group.........................................  2,586,909   4,813,333
*   AVJennings, Ltd....................................     40,111      20,511
*   AWE, Ltd...........................................  9,864,655  11,190,390
    Beach Energy, Ltd.................................. 23,860,593  29,727,405
#*  Billabong International, Ltd.......................  6,953,066   3,660,175
*   BlueScope Steel, Ltd...............................  7,748,619  36,604,662
#   Boart Longyear, Ltd................................  2,805,992   1,153,573
#*  Boom Logistics, Ltd................................  4,390,311     692,803
    Breville Group, Ltd................................  1,280,611   9,109,124
#   Brickworks, Ltd....................................    454,518   5,646,621
    BSA, Ltd...........................................    158,007      15,228
    Calliden Group, Ltd................................  1,458,137     351,611
*   Cape Lambert Resources, Ltd........................  7,444,989     748,277
*   Carnarvon Petroleum, Ltd...........................     40,276       2,110
*   CDS Technologies, Ltd..............................     15,209          --
*   Citigold Corp., Ltd................................ 11,406,919     497,990
#*  Coal of Africa, Ltd................................    926,247     103,937
#*  Cockatoo Coal, Ltd.................................  2,898,176      87,184
*   Coffey International, Ltd..........................  1,029,250     211,711
    Collection House, Ltd..............................     25,620      41,347
*   Cooper Energy, Ltd.................................  2,468,890   1,036,561
    Coventry Group, Ltd................................    578,498   1,457,850
#   Crowe Horwath Australasia, Ltd.....................  3,169,818     706,841
    CSG, Ltd...........................................    323,344     263,835
#   CSR, Ltd...........................................  9,522,216  24,359,905
*   Deep Yellow, Ltd...................................  1,226,568      24,563
#*  Devine, Ltd........................................  1,483,785   1,067,879
    Downer EDI, Ltd....................................  5,154,982  22,207,845
    Echo Entertainment Group, Ltd......................  1,111,492   2,296,841
#*  Elders, Ltd........................................  9,301,839   1,015,618
#   Emeco Holdings, Ltd................................ 11,367,540   2,593,662
#*  Energy Resources of Australia, Ltd.................  2,799,901   3,095,005
*   Eservglobal, Ltd...................................    205,010     160,730
#   Evolution Mining, Ltd..............................  1,124,854     615,608
#   Fairfax Media, Ltd................................. 30,848,875  18,043,280

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
#   Fleetwood Corp., Ltd...............................     16,564 $    41,723
*   Focus Minerals, Ltd................................  3,332,343      32,502
    Gazal Corp., Ltd...................................     26,669      70,233
*   Geodynamics, Ltd...................................    780,673      51,974
#   Goodman Fielder, Ltd............................... 37,803,693  22,519,919
    GrainCorp, Ltd. Class A............................  2,085,914  13,859,266
#   Grange Resources, Ltd..............................  2,687,184     633,943
#*  Gunns, Ltd......................................... 15,479,938          --
    HFA Holdings, Ltd..................................    153,930     129,204
*   Hillgrove Resources, Ltd........................... 10,395,514     786,946
    Hills Holdings, Ltd................................  2,756,661   4,225,263
#   Imdex, Ltd.........................................    364,881     210,501
#*  Indophil Resources NL..............................  1,863,584     252,192
*   Infigen Energy.....................................  5,225,320   1,081,166
    K&S Corp., Ltd.....................................    157,223     237,608
#*  Kagara, Ltd........................................ 11,222,734     225,896
#   Kingsgate Consolidated, Ltd........................    849,676     811,286
*   Lednium, Ltd.......................................    438,495          --
*   Lemarne Corp., Ltd.................................      5,585       2,175
*   Linc Energy, Ltd.(B12CM37).........................  1,892,839   1,527,262
#*  Linc Energy, Ltd.(BHB1P05).........................        675         703
#*  Lonestar Resources, Ltd............................  1,221,060     224,601
*   Macmahon Holdings, Ltd............................. 12,017,712   1,422,181
    Macquarie Telecom Group, Ltd.......................      6,754      48,945
    MaxiTRANS Industries, Ltd..........................  4,380,537   4,869,926
#   McPherson's, Ltd...................................  1,553,082   1,818,731
#*  Medusa Mining, Ltd.................................    436,672     724,466
*   MEO Australia, Ltd.................................  1,258,809      51,980
*   Metals X, Ltd......................................    820,020     139,567
*   Metgasco, Ltd......................................    646,617      54,237
    Mincor Resources NL................................  2,370,883   1,201,701
#*  Mineral Deposits, Ltd..............................    701,865   1,380,984
#*  Mirabela Nickel, Ltd...............................  3,588,940       3,590
#*  Molopo Energy, Ltd.................................  1,648,921     296,125
#   Mount Gibson Iron, Ltd............................. 12,046,773  11,033,247
#*  Nexus Energy, Ltd.................................. 22,310,822   1,151,213
*   Northern Iron, Ltd.................................    115,112      17,020
    NRW Holdings, Ltd..................................     85,347      93,619
#   Nufarm, Ltd........................................  2,987,945  10,156,010
    Oakton, Ltd........................................      9,304      12,864
*   OM Holdings, Ltd...................................    323,217     170,450
*   Otto Energy, Ltd...................................  1,354,768     108,612
#   OZ Minerals, Ltd...................................  1,564,122   4,797,444
    Pacific Brands, Ltd................................ 25,649,033  13,692,185
#*  Paladin Energy, Ltd................................ 12,753,197   5,621,342
*   Pan Pacific Petroleum NL...........................    453,105      43,774
    Panoramic Resources, Ltd...........................  3,839,225     803,819
#*  PaperlinX, Ltd..................................... 11,057,911     406,187
*   Petsec Energy, Ltd.................................    229,867      17,053
#*  Platinum Australia, Ltd............................  1,963,690      10,368
*   PMP, Ltd...........................................  6,456,626   2,486,448
    Premier Investments, Ltd...........................  1,553,481  10,344,452
    Primary Health Care, Ltd........................... 10,254,873  44,545,926

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Prime Media Group, Ltd.............................  1,812,495 $  1,582,448
    Programmed Maintenance Services, Ltd...............  1,923,696    5,187,168
#*  Ramelius Resources, Ltd............................  2,068,208      220,365
#   RCR Tomlinson, Ltd.................................    121,556      326,907
*   Regional Express Holdings, Ltd.....................     21,861       17,339
*   Resolute Mining, Ltd...............................  3,625,227    1,687,915
#*  Resource Generation, Ltd...........................    607,387       98,583
#   Ridley Corp., Ltd..................................  8,052,689    5,673,199
*   Roc Oil Co., Ltd...................................  1,734,273      696,940
#*  Saracen Mineral Holdings, Ltd......................  1,238,505      298,786
#   Select Harvests, Ltd...............................    268,256    1,352,817
    Service Stream, Ltd................................  2,847,386      625,066
#   Seven Group Holdings, Ltd..........................    629,541    4,275,967
    Seven West Media, Ltd..............................  4,160,027    7,966,376
#   Sigma Pharmaceuticals, Ltd......................... 13,570,604    7,060,993
#*  Silver Lake Resources, Ltd.........................    883,195      458,590
*   Sims Metal Management, Ltd.........................     57,360      520,754
    Southern Cross Media Group, Ltd.................... 10,034,456   13,775,354
#*  St Barbara, Ltd....................................    389,470      102,979
#*  Straits Resources, Ltd.............................    418,006        2,879
    STW Communications Group, Ltd......................  3,491,470    4,428,531
#   Sunland Group, Ltd.................................  5,108,129    7,052,163
    Swick Mining Services, Ltd.........................    440,732      108,214
*   Tap Oil, Ltd.......................................  5,076,579    2,224,303
    Tassal Group, Ltd..................................  1,633,424    4,725,624
#*  Ten Network Holdings, Ltd.......................... 16,145,781    5,024,721
    TFS Corp., Ltd.....................................    373,782      382,994
*   Toro Energy, Ltd...................................  2,101,506      134,053
#   Transfield Services, Ltd...........................  6,585,897    4,584,066
*   Transpacific Industries Group, Ltd................. 16,723,581   16,319,418
#   UGL, Ltd...........................................     30,579      187,342
*   Unity Mining, Ltd..................................  8,423,723      276,996
    UXC, Ltd...........................................  4,632,797    4,282,631
    Village Roadshow, Ltd..............................  3,139,047   19,448,781
#*  Virgin Australia Holdings, Ltd.(B43DQC7)........... 53,497,722   16,170,094
*   Virgin Australia Holdings, Ltd.(B7L5734)........... 39,419,376           35
*   Watpac, Ltd........................................  1,682,377    1,519,094
    WDS, Ltd...........................................    374,097      281,067
*   WestSide Corp., Ltd................................      3,381          622
#*  Whitehaven Coal, Ltd...............................  1,523,878    2,392,018
                                                                   ------------
TOTAL AUSTRALIA........................................             574,280,086
                                                                   ------------
AUSTRIA -- (0.8%)
#*  A-TEC Industries AG................................    202,339           --
    Agrana Beteiligungs AG.............................     90,580   10,724,676
    Austria Technologie & Systemtechnik AG.............    132,214    1,445,210
#   Flughafen Wien AG..................................    201,386   16,194,992
    Frauenthal Holding AG..............................      4,402       53,069
    Linz Textil Holding AG.............................        212      146,628
    Mayr Melnhof Karton AG.............................     50,971    6,229,314
    Oberbank AG........................................     38,337    2,559,955
    POLYTEC Holding AG.................................     20,898      208,030
#   Strabag SE.........................................    307,908    9,171,446

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRIA -- (Continued)
    UNIQA Insurance Group AG...........................   150,914 $ 1,946,242
#   Wienerberger AG.................................... 2,834,687  44,855,196
*   Wolford AG.........................................     2,273      55,819
    Zumtobel AG........................................    26,519     580,292
                                                                  -----------
TOTAL AUSTRIA..........................................            94,170,869
                                                                  -----------
BELGIUM -- (0.8%)
    Ackermans & van Haaren NV..........................    33,385   3,605,726
*   AGFA-Gevaert NV.................................... 4,306,434  12,706,401
#   Banque Nationale de Belgique.......................     4,410  18,999,802
    Cie d'Entreprises CFE..............................    10,573     925,540
    Cie Immobiliere de Belgique SA.....................    45,569   2,340,159
    Cie Maritime Belge SA..............................   103,802   2,962,865
    D'ieteren SA.......................................   208,628   9,996,972
#*  Deceuninck NV...................................... 1,250,021   3,570,253
#*  Euronav NV.........................................   352,886   4,619,852
*   Floridienne SA.....................................       706      80,944
    Gimv NV............................................    11,403     566,980
    Jensen-Group NV....................................    39,264     732,125
#   NV Bekaert SA......................................   280,538   9,657,265
#   Nyrstar NV......................................... 2,045,802   7,853,385
*   Papeteries Catala SA...............................       188         561
*   RealDolmen NV/SA...................................    16,499     497,696
    Recticel SA........................................   491,207   4,511,313
*   RHJ International..................................   178,366     884,720
*   Roularta Media Group NV............................    26,889     454,230
*   Sapec..............................................     4,163     277,401
    Sioen Industries NV................................   108,546   1,295,241
    Sipef SA...........................................     1,664     128,823
#   Tessenderlo Chemie NV..............................   450,633  11,724,409
*   Viohalco SA........................................   154,343     780,609
                                                                  -----------
TOTAL BELGIUM..........................................            99,173,272
                                                                  -----------
CANADA -- (8.0%)
#*  5N Plus, Inc.......................................   364,982     914,298
    Aastra Technologies, Ltd...........................    73,226   2,811,352
#   Acadian Timber Corp................................     2,826      33,493
*   Advantage Oil & Gas, Ltd........................... 4,610,588  18,752,829
#   Aecon Group, Inc...................................   907,835  12,617,989
#   AGF Management, Ltd. Class B....................... 1,046,497  10,711,619
*   AgJunction, Inc....................................   913,927     943,673
    Aimia, Inc......................................... 1,214,130  21,061,272
*   Ainsworth Lumber Co., Ltd..........................   639,841   2,320,950
#*  Air Canada Class A.................................   391,135   2,732,238
    Akita Drilling, Ltd. Class A.......................     9,400     125,671
#   Alacer Gold Corp................................... 1,294,781   2,731,973
    Algoma Central Corp................................   245,010   3,416,391
#   Alliance Grain Traders, Inc........................   153,192   2,456,574
#*  Altius Minerals Corp...............................    85,248   1,155,775
#*  Alvopetro Energy, Ltd..............................   736,605     727,511
*   Amerigo Resources, Ltd............................. 2,524,794   1,008,784
*   Anderson Energy, Ltd............................... 3,219,671     433,626

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CANADA -- (Continued)
    Andrew Peller, Ltd. Class A........................     12,423 $   151,920
*   Antrim Energy, Inc.................................  1,793,797     128,847
#*  Argonaut Gold, Inc.................................    284,084   1,280,450
#*  Athabasca Oil Corp.................................    207,381   1,487,743
*   Atrium Innovations, Inc............................    277,811   5,981,511
*   ATS Automation Tooling Systems, Inc................  1,790,584  22,347,131
#   AuRico Gold, Inc...................................  1,594,950   7,317,795
    Axia NetMedia Corp.................................     37,065      89,522
#*  B2Gold Corp........................................  1,643,763   3,881,568
#*  Ballard Power Systems, Inc.........................  1,923,695   4,076,247
#*  Banro Corp.........................................    232,720     114,923
*   Bellatrix Exploration, Ltd.........................  1,953,485  13,996,687
#*  BlackPearl Resources, Inc..........................     55,872     125,414
*   BNK Petroleum, Inc.................................     69,627      98,150
*   Boralex, Inc. Class A..............................    653,728   7,213,753
#*  Brigus Gold Corp...................................  1,564,760   1,531,392
*   Calvalley Petroleums, Inc. Class A.................    175,110     260,994
#   Canaccord Genuity Group, Inc.......................  1,567,103   9,624,228
#*  Canacol Energy, Ltd................................    127,879     799,136
#*  Canada Lithium Corp................................    714,149     185,951
    Canam Group, Inc. Class A..........................    918,446  11,322,347
*   Canfor Corp........................................  1,870,130  48,140,630
*   Cangene Corp.......................................     13,825      44,687
    CanWel Building Materials Group, Ltd...............     43,098     108,350
#   Capstone Infrastructure Corp.......................  1,496,349   4,850,119
*   Capstone Mining Corp...............................  5,798,359  15,045,798
    Cascades, Inc......................................  2,141,123  13,187,972
    Cathedral Energy Services, Ltd.....................     11,679      47,922
    CCL Industries, Inc. Class B.......................    230,556  16,633,153
*   Celestica, Inc.....................................  4,266,945  42,334,224
    Centerra Gold, Inc.................................    211,505     818,484
*   Cequence Energy, Ltd...............................  3,186,466   4,920,962
#*  China Gold International Resources Corp., Ltd......  1,078,822   3,080,273
*   Chinook Energy, Inc................................    141,841     161,740
    Churchill Corp. Class A............................    125,320   1,064,446
#   Clarke, Inc........................................    205,960   1,507,137
*   Claude Resources, Inc..............................    713,457     108,900
    Colabor Group, Inc.................................    256,215   1,166,339
*   COM DEV International, Ltd.........................    395,301   1,451,655
#*  Connacher Oil and Gas, Ltd......................... 11,010,228   2,125,431
#*  Copper Mountain Mining Corp........................    600,384     840,942
#*  Corridor Resources, Inc............................    119,285     144,588
    Cott Corp..........................................  1,400,427  11,014,806
#*  Crew Energy, Inc...................................  2,168,140  14,113,594
#*  Delphi Energy Corp.................................  3,575,002   7,254,325
#*  Denison Mines Corp.................................  5,002,185   7,006,427
*   Dominion Diamond Corp..............................    569,595   8,295,247
    Dorel Industries, Inc. Class B.....................    842,000  30,603,062
#*  DragonWave, Inc....................................     65,610     101,324
#*  Dundee Precious Metals, Inc........................    320,923   1,149,704
*   Dynasty Metals & Mining, Inc.......................      4,528       4,391
    E-L Financial Corp., Ltd...........................      1,293     817,884
#*  Eastern Platinum, Ltd..............................  3,820,171     308,701

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
*   Endeavour Mining Corp.............................. 1,737,491 $ 1,045,225
*   Endeavour Silver Corp..............................    43,898     191,161
*   Energy Fuels, Inc..................................   165,096   1,302,983
    Ensign Energy Services, Inc........................   161,705   2,388,370
#*  Epsilon Energy, Ltd................................    52,300     172,807
    Equal Energy, Ltd..................................   365,960   1,918,928
    Equitable Group, Inc...............................    42,766   1,834,666
*   Equity Financial Holdings, Inc.....................     2,100      22,155
*   Essential Energy Services Trust.................... 2,036,699   4,553,428
#*  EXFO, Inc..........................................     8,639      37,465
#*  Fortress Paper, Ltd. Class A.......................    12,405      43,216
#*  Gasfrac Energy Services, Inc.......................    81,989     129,563
*   Genesis Land Development Corp......................    12,254      37,959
#   Genworth MI Canada, Inc............................   218,403   6,531,990
    Glacier Media, Inc.................................    26,100      32,808
#*  GLG Life Tech Corp.................................    24,267      12,202
*   GLV, Inc. Class A..................................   161,845     617,590
#*  Golden Star Resources, Ltd......................... 1,786,705   1,090,873
*   Gran Tierra Energy, Inc............................   499,721   3,773,426
    Guardian Capital Group, Ltd. Class A...............    15,961     215,536
*   Heroux-Devtek, Inc.................................   405,277   3,900,848
#   HNZ Group, Inc.....................................     4,998      96,303
#   HudBay Minerals, Inc............................... 4,361,521  34,618,043
    IAMGOLD Corp.......................................    22,573      82,894
    Indigo Books & Music, Inc..........................     6,242      49,319
*   International Forest Products, Ltd. Class A........ 1,006,072  14,010,484
    Intertape Polymer Group, Inc.......................   723,442   8,132,430
#*  Ithaca Energy, Inc................................. 3,437,401   7,839,280
#*  Ivanhoe Energy, Inc................................   244,061     122,715
#*  Jaguar Mining, Inc................................. 1,317,566      65,065
*   Katanga Mining, Ltd................................   363,169     133,692
*   Kingsway Financial Services, Inc...................   303,286   1,211,782
#*  Kirkland Lake Gold, Inc............................   122,888     357,492
#*  Lake Shore Gold Corp............................... 4,864,838   3,144,946
*   Laramide Resources, Ltd............................   159,848      86,113
#   Laurentian Bank of Canada..........................   740,008  30,384,346
*   Le Chateau, Inc. Class A...........................     8,700      22,653
*   Legacy Oil + Gas, Inc.............................. 3,662,118  18,511,986
#   Lightstream Resources, Ltd......................... 3,568,360  19,896,312
    Linamar Corp.......................................   757,165  29,083,294
#   Liquor Stores N.A., Ltd............................   100,328   1,291,765
#   Long Run Exploration, Ltd.......................... 1,918,578   8,837,089
    Major Drilling Group International, Inc............    28,120     204,004
#*  Marquee Energy, Ltd................................   174,950     149,228
    Martinrea International, Inc.......................   506,717   4,235,722
#*  Maxim Power Corp...................................     3,832       9,806
*   Mega Uranium, Ltd.................................. 1,530,501     185,515
    Melcor Developments, Ltd...........................    16,044     288,108
*   Mercator Minerals, Ltd............................. 2,135,959     182,192
*   MGM Energy Corp....................................   118,477      20,743
#*  Migao Corp.........................................   882,655     935,159
#   Nevsun Resources, Ltd..............................   339,590   1,247,069
#   New Flyer Industries, Inc..........................    14,862     147,586

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
*   New Millennium Iron Corp...........................     7,500 $     3,973
    Newalta Corp.......................................   923,756  13,759,921
#*  Niko Resources, Ltd................................   214,057     497,785
*   Nordion, Inc.......................................   711,107   6,780,657
#*  North American Palladium, Ltd......................   247,616      98,935
*   NuVista Energy, Ltd................................ 2,335,772  17,281,043
#*  OceanaGold Corp.................................... 4,800,232   8,706,145
*   Orvana Minerals Corp...............................    58,211      33,973
#*  Osisko Mining Corp.................................   476,785   2,859,640
    Pan American Silver Corp...........................   665,163   8,373,141
*   Parex Resources, Inc...............................    99,495     653,027
*   Patheon, Inc.......................................    14,334     132,175
#*  Perpetual Energy, Inc..............................    66,600      67,572
*   Petaquilla Minerals, Ltd...........................    28,500       8,189
*   Petrobank Energy & Resources, Ltd.................. 2,486,847     826,158
*   Phoscan Chemical Corp.............................. 3,014,654     771,427
*   Polaris Minerals Corp..............................    19,500      38,694
#*  Poseidon Concepts Corp.............................   581,697       1,164
    Precision Drilling Corp............................    14,400     128,905
    Primary Energy Recycling Corp......................       600       2,694
#*  Primero Mining Corp................................ 1,641,745   9,227,676
    Pulse Seismic, Inc.................................   709,863   2,479,342
#   QLT, Inc........................................... 1,077,170   7,350,386
#*  Questerre Energy Corp. Class A.....................   738,449     802,266
*   Ram Power Corp..................................... 1,063,374      66,834
    Reitmans Canada, Ltd. Class A......................   117,377     585,963
*   Richmont Mines, Inc................................    13,234      19,844
*   RMP Energy, Inc.................................... 2,369,908  13,086,361
*   Rock Energy, Inc...................................   135,361     471,561
#   RONA, Inc.......................................... 3,166,544  35,510,783
#*  San Gold Corp......................................   335,642      49,725
#*  Santonia Energy, Inc............................... 2,280,182   2,374,870
#   Savanna Energy Services Corp....................... 2,269,663  16,058,311
*   Scorpio Mining Corp................................    34,905      11,126
    Sears Canada, Inc..................................     8,415      98,222
#   SEMAFO, Inc........................................    41,400     133,446
    Sherritt International Corp........................ 7,620,281  23,536,491
*   Shore Gold, Inc.................................... 2,666,389     466,842
*   Sierra Wireless, Inc...............................   846,527  17,314,375
#*  Silver Standard Resources, Inc..................... 1,280,634  10,049,599
#*  Sonde Resources Corp...............................   463,104     220,377
#*  Southern Pacific Resource Corp.....................   156,000      26,613
#   Sprott Resource Corp............................... 2,192,013   4,979,388
#   Sprott, Inc........................................ 1,578,971   4,253,121
#   Spyglass Resources Corp............................ 2,208,809   3,926,772
*   St Andrew Goldfields, Ltd..........................   735,397     237,704
#*  Stornoway Diamond Corp.............................   208,713     142,421
    Strad Energy Services, Ltd.........................     3,100      10,354
#   Superior Plus Corp.................................   401,852   4,416,313
#   Surge Energy, Inc..................................   272,799   1,511,264
#*  TAG Oil, Ltd.......................................    92,441     270,579
*   Taseko Mines, Ltd..................................   532,074   1,084,452
*   Tembec, Inc........................................   453,676   1,213,876

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
#*  Teranga Gold Corp.(B4L8QT1)........................    832,294 $    646,425
*   Teranga Gold Corp.(B5TDK82)........................    122,724      102,477
#*  Tethys Petroleum, Ltd..............................    313,719      166,190
#*  Thompson Creek Metals Co., Inc.....................  4,407,549   11,278,577
*   TLC Vision Corp....................................    829,259           --
#   TORC Oil & Gas, Ltd................................    438,383    3,900,674
#   Torstar Corp. Class B..............................    553,420    2,678,279
#   Transcontinental, Inc. Class A.....................  1,629,923   20,532,274
*   TransGlobe Energy Corp.............................     22,581      164,023
    Trinidad Drilling, Ltd.............................  2,991,070   24,841,659
#*  Tuscany International Drilling, Inc................    155,582        2,794
#   Twin Butte Energy, Ltd.............................     47,300       97,254
#*  Uex Corp...........................................    569,815      266,042
    Uni-Select, Inc....................................     18,518      465,382
#*  US Silver & Gold, Inc..............................      5,500        2,469
    Valener, Inc.......................................    229,255    3,219,347
*   Wesdome Gold Mines, Ltd............................     23,000       13,836
    West Fraser Timber Co., Ltd........................  1,196,522   61,440,263
    Western Energy Services Corp.......................    184,061    1,282,436
    Westjet Airlines, Ltd..............................     92,133    2,087,107
    Whistler Blackcomb Holdings, Inc...................     39,397      564,204
    Whitecap Resources, Inc............................     19,097      202,501
*   Xtreme Drilling and Coil Services Corp.............    103,238      342,968
#   Zargon Oil & Gas, Ltd..............................     58,290      409,273
                                                                   ------------
TOTAL CANADA...........................................             988,580,207
                                                                   ------------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................    707,267      438,172
*   Superb Summit International Group, Ltd............. 56,655,000    4,748,489
                                                                   ------------
TOTAL CHINA............................................               5,186,661
                                                                   ------------
COLOMBIA -- (0.0%)
*   Platino Energy Corp................................     25,920       13,498
                                                                   ------------
DENMARK -- (1.7%)
*   Alm Brand A.S......................................  2,279,674   10,716,721
*   Auriga Industries Class B..........................     11,962      376,506
    BankNordik P/F.....................................        616       13,603
    Brodrene Hartmann A.S..............................     49,034    1,480,136
    D/S Norden A.S.....................................    659,664   30,823,806
    Dfds A.S...........................................     95,397    7,232,159
    Djurslands Bank A.S................................      6,785      224,359
*   East Asiatic Co., Ltd. A.S.........................    122,518    1,716,784
*   GPV Industri A.S. Series B.........................      6,000           --
#*  Greentech Energy Systems A.S.......................     17,296       38,202
*   H+H International A.S. Class B.....................     58,677      495,755
    Harboes Bryggeri A.S. Class B......................     20,575      339,142
*   Jyske Bank A.S.....................................    114,044    5,848,328
    Lan & Spar Bank....................................      5,706      307,172
    NKT Holding A.S....................................     19,287    1,122,108
    Nordjyske Bank A.S.................................     13,580      268,127
    Norresundby Bank A.S...............................      5,455      218,354
#   PER Aarsleff A.S. Class B..........................     40,044    6,530,634

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
DENMARK -- (Continued)
    Schouw & Co........................................    309,653 $ 13,608,704
*   Spar Nord Bank A.S.................................    460,090    4,133,827
*   Sydbank A.S........................................    252,851    6,442,950
*   TK Development A.S.................................  1,047,298    1,270,382
*   TopoTarget A.S.....................................    238,856      135,941
*   Topsil Semiconductor Matls.........................    271,786       38,416
#*  Torm A.S...........................................    867,179      237,901
*   Vestas Wind Systems A.S............................  3,314,030  109,683,136
#*  Vestjysk Bank A.S..................................    135,239      222,217
                                                                   ------------
TOTAL DENMARK..........................................             203,525,370
                                                                   ------------
FINLAND -- (2.3%)
    Afarak Group Oyj...................................        996          470
#   Ahlstrom Oyj.......................................     50,307      525,678
    Aktia Bank Oyj.....................................     46,644      510,710
    Amer Sports Oyj....................................     28,956      597,586
#   Apetit Oyj.........................................     64,219    1,675,053
    Atria P.L.C........................................    129,065    1,362,177
    Bank of Aland P.L.C. Class A.......................      5,030       71,238
#   Cargotec Oyj.......................................     40,603    1,440,661
    Cramo Oyj..........................................    204,757    4,058,075
    Digia P.L.C........................................     27,963      154,849
*   Efore Oyj..........................................     54,004       48,074
    Finnair Oyj........................................  1,281,521    4,805,439
*   Finnlines Oyj......................................    614,000    6,762,841
    Fiskars Oyj Abp....................................     91,478    2,561,440
    HKScan Oyj Class A.................................    412,444    2,061,932
    Huhtamaki Oyj......................................  1,821,106   45,168,965
    Kemira Oyj.........................................  1,958,402   27,254,327
    Kesko Oyj Class A..................................      4,569      169,186
    Kesko Oyj Class B..................................    586,647   21,619,700
    Lemminkainen Oyj...................................     88,042    1,805,431
    Metsa Board Oyj....................................  4,530,939   18,007,576
*   Munksjo Oyj........................................     25,908      192,138
#   Neste Oil Oyj......................................  1,818,033   32,452,576
    Okmetic Oyj........................................    297,467    1,899,668
    Oriola-KD Oyj Class B..............................    528,476    1,874,019
#*  Outokumpu Oyj...................................... 25,491,380   14,834,099
    Pohjola Bank P.L.C. Class A........................  2,317,182   45,381,315
    Raisio P.L.C. Class V..............................  1,404,262    8,513,077
#   Rautaruukki Oyj....................................  2,004,369   23,707,183
    Saga Furs Oyj......................................     18,354      803,146
#   Sanoma Oyj.........................................  1,215,034    9,578,897
    Sievi Capital P.L.C................................     11,900       19,705
    SRV Group P.L.C....................................        295        1,647
#   Stockmann Oyj Abp..................................     34,643      525,308
*   Talvivaara Mining Co. P.L.C........................     21,385        1,952
    Tikkurila Oyj......................................    231,907    5,813,130

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FINLAND -- (Continued)
*   Viking Line Abp....................................    16,240 $    390,593
                                                                  ------------
TOTAL FINLAND..........................................            286,649,861
                                                                  ------------
FRANCE -- (3.6%)
*   Air France-KLM..................................... 3,419,028   39,245,146
*   Alcatel-Lucent..................................... 5,040,910   20,161,981
    Altamir............................................    68,975    1,004,288
    April..............................................     4,576      103,022
    Aubay..............................................    68,462      830,649
#*  Bigben Interactive.................................    11,035      109,180
    Bonduelle SCA......................................   177,232    4,490,724
    Bongrain SA........................................   139,659   11,297,616
#   Bourbon SA.........................................    85,153    2,346,480
*   Boursorama.........................................   162,370    1,896,274
    Burelle SA.........................................    11,385    7,875,739
*   Cegedim SA.........................................    16,101      502,853
    Cegid Group........................................    51,309    1,859,194
*   CGG SA.............................................   865,937   12,862,984
#*  Chargeurs SA.......................................   100,534      687,006
    Cie des Alpes......................................    51,963    1,103,300
    Ciments Francais SA................................    57,049    4,508,353
*   Club Mediterranee SA...............................   401,470    9,394,945
*   Derichebourg SA....................................   206,877      712,234
#   Devoteam SA........................................     6,485      128,853
#   Eramet.............................................     9,184      875,469
    Esso SA Francaise..................................    35,995    2,013,662
*   Faurecia...........................................     1,185       46,655
    Fleury Michon SA...................................    17,597    1,422,802
    Gaumont SA.........................................    22,166    1,255,930
    Gevelot SA.........................................     4,329      350,238
#   GL Events..........................................    18,826      427,544
    Groupe Crit........................................     5,037      249,736
#   Groupe Flo.........................................    50,246      205,754
*   Groupe Fnac........................................    37,183    1,153,808
    Groupe Steria SCA..................................   576,567   11,665,144
    Guerbet............................................    46,140    1,592,111
*   Haulotte Group SA..................................     2,794       41,227
    Havas SA........................................... 5,003,559   39,218,609
*   Hi-Media SA........................................   484,225    1,396,643
*   Immobiliere Hoteliere SA...........................    27,700       38,853
    Jacquet Metal Service..............................   232,110    4,239,428
#   Korian.............................................     8,587      273,440
    Lagardere SCA......................................   240,074    8,474,581
    LISI...............................................    51,119    8,590,596
    Manitou BF SA......................................     5,976      104,653
    Manutan International..............................    23,100    1,550,650
    Medica SA..........................................    67,813    1,941,418
    Mersen.............................................   167,345    5,225,404
    MGI Coutier........................................    10,254    1,495,435
    Montupet...........................................   153,485    8,150,394
*   Mr Bricolage.......................................   114,065    1,590,741
#   Nexans SA..........................................   580,149   27,185,963
    Nexity SA..........................................   508,938   20,324,052

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
#*  Orco Property Group................................   264,557 $    627,147
    Paris Orleans SA...................................       269        6,505
#*  Peugeot SA......................................... 2,302,997   35,340,641
#*  Pierre & Vacances SA...............................   101,426    3,963,327
    Plastic Omnium SA..................................   945,486   24,439,634
    PSB Industries SA..................................    14,426      715,833
    Rallye SA..........................................   498,438   19,538,427
#*  Recylex SA.........................................    94,085      464,948
    Robertet SA........................................       409       92,085
    Saft Groupe SA.....................................       405       14,176
    Samse SA...........................................       243       26,395
    Seche Environnement SA.............................    23,615    1,052,376
    Securidev SA.......................................    16,908      841,200
#*  Sequana SA.........................................   251,049    2,126,866
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................    70,232    3,945,482
    Societe Television Francaise 1.....................    37,037      683,245
#*  SOITEC............................................. 3,532,844    6,991,915
#*  Spir Communication.................................    26,393      463,593
#*  Ste Industrielle d'Aviation Latecoere SA...........   163,528    3,551,730
#   Sword Group........................................    53,014    1,273,014
*   Technicolor SA.....................................   846,326    4,191,780
    Teleperformance....................................   588,082   34,384,116
    TFF Group..........................................     5,276      455,992
#*  Theolia SA......................................... 1,162,773    1,992,414
    Total Gabon........................................       274      167,668
    Touax SA...........................................     5,017      133,332
*   Trigano SA.........................................   173,198    4,401,564
*   UBISOFT Entertainment.............................. 1,026,651   14,331,258
*   Valneva SE.........................................    18,863      127,553
    Vicat..............................................    17,300    1,210,483
#   Vilmorin & Cie SA..................................    12,585    1,649,119
    Vranken-Pommery Monopole SA........................    89,380    2,679,773
                                                                  ------------
TOTAL FRANCE...........................................            444,105,352
                                                                  ------------
GERMANY -- (5.2%)
*   Aareal Bank AG..................................... 1,133,243   41,672,913
*   ADVA Optical Networking SE.........................   199,757    1,028,413
#*  Air Berlin P.L.C...................................   145,784      393,334
#   Allgeier SE........................................     9,843      216,890
    Analytik Jena AG...................................   114,784    2,136,982
*   AS Creation Tapeten................................    22,155    1,119,374
#*  Asian Bamboo AG....................................    47,651      102,147
    Aurubis AG......................................... 1,045,010   60,407,061
#   Balda AG...........................................   642,720    3,239,472
#   Bauer AG...........................................   192,463    4,921,416
    BayWa AG...........................................    48,948    2,550,556
    Bechtle AG.........................................    61,508    4,533,547
    Bilfinger SE.......................................   536,449   61,639,046
    Biotest AG.........................................    48,894    5,359,462
    Borussia Dortmund GmbH & Co. KGaA..................    79,432      392,262
    CAT Oil AG.........................................    19,488      442,610
#   Celesio AG.........................................   795,201   26,195,243
    CENTROTEC Sustainable AG...........................       354        9,135

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
GERMANY -- (Continued)
    Comdirect Bank AG..................................   216,031 $ 2,457,164
*   Constantin Medien AG...............................     2,007       4,441
    CropEnergies AG....................................    72,886     566,193
#   DAB Bank AG........................................    14,585      72,480
    Data Modul AG......................................    21,919     559,372
    DEAG Deutsche Entertainment AG.....................   180,940   1,127,164
*   Deufol SE..........................................   196,029     257,281
    Deutsche Beteiligungs AG...........................     6,406     191,631
*   Deutz AG........................................... 1,266,159  12,565,160
    DMG MORI SEIKI AG.................................. 1,100,194  35,398,546
    Dr Hoenle AG.......................................     5,097      86,818
    Duerr AG...........................................   138,056  11,592,671
    Eckert & Ziegler AG................................    43,362   1,563,331
    Elmos Semiconductor AG.............................   166,835   2,776,961
#   Euromicron AG......................................    38,454     763,506
#*  First Sensor AG....................................     7,489      83,449
    Freenet AG.........................................   528,207  16,105,026
    Gesco AG...........................................       310      30,751
    GFT Technologies AG................................   331,463   3,108,969
    Grammer AG.........................................   273,850  12,900,433
*   H&R AG.............................................     6,127      72,098
*   Hansa Group AG.....................................       482         834
#*  Heidelberger Druckmaschinen AG..................... 5,333,749  21,881,719
    Homag Group AG.....................................     7,574     198,888
    Hornbach Baumarkt AG...............................     1,208      48,963
    Indus Holding AG...................................    62,783   2,488,404
    Isra Vision AG.....................................    56,675   3,052,309
    Jenoptik AG........................................   960,335  16,105,343
#*  Joyou AG...........................................    31,166     551,273
*   Kampa AG...........................................    31,214       1,431
*   Kloeckner & Co. SE................................. 2,633,338  39,235,672
    Koenig & Bauer AG..................................    40,393     679,253
    Kontron AG......................................... 1,005,224   6,954,379
    Krones AG..........................................    10,590     845,404
    KSB AG.............................................     6,000   3,838,551
    KWS Saat AG........................................    16,873   5,673,392
#   Leifheit AG........................................    53,391   2,430,579
    Leoni AG...........................................    62,822   4,864,100
*   Manz AG............................................    45,610   4,198,318
*   Mediclin AG........................................   845,838   4,962,399
#*  Medigene AG........................................    11,673      58,859
    MLP AG.............................................    35,605     272,564
*   Mosaic Software AG.................................    12,800          --
    Nexus AG...........................................   191,033   2,827,415
*   Nordex SE.......................................... 1,167,235  15,469,645
*   Osram Licht AG.....................................       384      22,443
*   Patrizia Immobilien AG.............................   259,722   2,705,068
#   PNE Wind AG........................................   163,995     561,501
    Progress-Werk Oberkirch AG.........................     1,485      95,756
    PVA TePla AG.......................................     3,047      11,547
    Rheinmetall AG.....................................   647,831  41,469,158
#   RIB Software AG....................................     5,678      66,378
*   Rohwedder AG.......................................    44,910          --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
*   SAF-Holland SA.....................................    565,795 $  8,939,146
#   Salzgitter AG......................................    511,817   22,577,662
#*  Singulus Technologies AG...........................  1,247,820    4,169,841
    Sixt SE............................................    294,080    9,640,847
#   SKW Stahl-Metallurgie Holding AG...................     58,388      932,979
*   Sky Deutschland AG.................................    167,874    1,523,214
#   SMA Solar Technology AG............................     60,257    2,518,694
#*  Solarworld AG......................................      8,854      362,603
*   Stroeer Media AG...................................      3,943       69,114
    Surteco SE.........................................      4,351      156,844
#*  Suss Microtec AG...................................    335,382    3,268,837
    Syzygy AG..........................................    153,612    1,148,629
    TAG Immobilien AG..................................    733,863    8,887,965
    Technotrans AG.....................................     47,762      490,109
#*  TUI AG.............................................  3,423,151   58,264,717
    UMS United Medical Systems International AG........     61,893      927,754
#*  Verbio AG..........................................     71,199      170,161
    VTG AG.............................................     73,631    1,422,123
#   Wacker Chemie AG...................................     33,217    3,939,087
    Wacker Neuson SE...................................    416,959    7,018,172
                                                                   ------------
TOTAL GERMANY..........................................             636,643,351
                                                                   ------------
GREECE -- (0.1%)
*   Alapis Holding Industrial and Commercial SA of
      Pharmaceutical Chemical Products.................    173,961           --
*   Atlantic Supermarkets SA...........................    129,593           --
*   Bank of Cyprus P.L.C...............................  3,206,782           --
*   Ergas SA...........................................    104,948           --
*   Etma Rayon SA......................................     39,176           --
*   Halcor SA..........................................    101,237       95,423
*   Marfin Investment Group Holdings SA................  9,731,805    5,573,047
*   Michaniki SA.......................................    986,718       99,809
*   National Bank of Greece SA.........................    202,112      894,788
*   Proton Bank SA.....................................    755,752           --
*   Sidenor Steel Products Manufacturing Co. SA........     69,599      151,021
*   T Bank SA..........................................  1,210,617           --
*   Themeliodomi S.A...................................    140,360           --
*   Tropea Holding SA..................................      4,581          124
*   TT Hellenic Postbank SA............................     70,453           --
                                                                   ------------
TOTAL GREECE...........................................               6,814,212
                                                                   ------------
HONG KONG -- (2.2%)
    Alco Holdings, Ltd.................................     88,000       15,286
    Allan International Holdings.......................     10,000        2,957
    Allied Group, Ltd..................................  2,157,000    9,149,559
    Allied Properties HK, Ltd.......................... 40,152,372    7,785,267
*   Apac Resources, Ltd................................ 14,000,000      273,265
    APT Satellite Holdings, Ltd........................    895,750    1,128,187
    Asia Financial Holdings, Ltd.......................  4,238,106    1,751,959
    Asia Standard Hotel Group, Ltd.....................  2,275,800      257,720
    Asia Standard International Group..................  4,381,756    1,035,075
    Associated International Hotels, Ltd...............  1,683,000    4,783,452
*   Bel Global Resources Holdings, Ltd................. 16,756,000           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ----------- ----------
HONG KONG -- (Continued)
    Century City International Holdings, Ltd...........  31,035,300 $2,511,454
    Champion Technology Holdings, Ltd.................. 121,067,373  3,219,798
    Chen Hsong Holdings................................   2,048,000    624,928
    Cheuk Nang Holdings, Ltd...........................   4,210,869  4,095,880
*   Cheung Wo International Holdings, Ltd..............     168,000     17,582
    Chevalier International Holdings, Ltd..............   2,603,418  4,469,966
*   China Billion Resources, Ltd.......................  64,707,136         --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........     826,000     20,290
*   China Energy Development Holdings, Ltd.............  29,434,000    271,237
    China Motor Bus Co., Ltd...........................      38,600    314,123
*   China Renji Medical Group, Ltd..................... 157,788,000    651,065
    China Star Entertainment, Ltd......................  10,250,000    179,452
    Chinney Investment, Ltd............................   1,924,000    297,554
    Chuang's China Investments, Ltd....................  20,949,610  1,396,040
    Chuang's Consortium International, Ltd.............  24,501,773  3,331,901
    Chun Wo Development Holdings, Ltd..................   6,817,143    442,027
*   Cosmos Machinery Enterprises, Ltd..................      79,400      5,891
    CSI Properties, Ltd................................ 106,625,476  3,920,427
*   CST Mining Group, Ltd..............................  54,776,000    428,271
    Dah Sing Banking Group, Ltd........................      22,400     32,524
    Dah Sing Financial Holdings, Ltd...................     726,850  3,456,735
#   Dan Form Holdings Co., Ltd.........................  19,223,896  1,926,708
    Dickson Concepts International, Ltd................     336,500    190,462
*   DVN Holdings, Ltd..................................   4,243,609    717,801
    EcoGreen Fine Chemicals Group, Ltd.................     952,000    214,410
    Emperor International Holdings.....................  33,296,333  8,756,565
*   EPI Holdings, Ltd..................................  66,716,388  2,181,185
*   eSun Holdings, Ltd.................................  18,512,400  2,529,888
*   Ezcom Holdings, Ltd................................      67,280         --
    Far East Consortium International, Ltd.............  14,415,904  5,309,382
*   Fountain SET Holdings, Ltd.........................  17,718,000  2,426,123
*   G-Resources Group, Ltd.............................  13,251,000    334,217
    Get Nice Holdings, Ltd.............................  85,942,000  3,786,150
    Gold Peak Industries Holding, Ltd..................   7,170,907    700,760
    Golden Resources Development International, Ltd....  11,811,000    633,006
*   Grande Holdings, Ltd. (The)........................   3,082,000     30,567
    Great Eagle Holdings, Ltd..........................   3,044,159  9,966,146
    Guangnan Holdings, Ltd.............................     896,000    117,536
*   Hao Tian Development Group, Ltd....................  16,932,000    565,682
    Harbour Centre Development, Ltd....................   2,295,000  4,007,931
    High Fashion International.........................     996,000    394,840
    HKR International, Ltd.............................  17,320,798  8,004,704
    Hon Kwok Land Investment Co., Ltd..................   7,798,935  2,680,664
*   Hong Fok Land, Ltd.................................   4,248,000         --
    Hong Kong Ferry Holdings Co., Ltd..................   1,791,000  1,761,098
*   Hong Kong Television Network, Ltd..................     802,000    301,768
    Hongkong & Shanghai Hotels (The)...................     664,431    908,932
    Hongkong Chinese, Ltd..............................  24,037,100  5,853,612
    Hopewell Holdings, Ltd.............................   1,326,000  4,577,304
    Hsin Chong Construction Group, Ltd.................   2,324,000    317,758
    Hung Hing Printing Group, Ltd......................   1,053,275    153,492
*   International Standard Resources Holdings Ltd......  45,952,500    766,605
    IPE Group, Ltd.....................................   1,080,000     72,139

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   IRC, Ltd...........................................  12,004,000 $ 1,094,716
    ITC Corp., Ltd.....................................     944,655      64,854
    ITC Properties Group, Ltd..........................     962,009     380,049
*   Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
*   Jinhui Holdings, Ltd...............................   1,108,000     274,837
#   K Wah International Holdings, Ltd..................  11,029,898   8,601,064
    Kantone Holdings, Ltd..............................  28,523,975     503,103
    Keck Seng Investments..............................   2,936,000   1,862,305
*   King Stone Energy Group, Ltd.......................   4,855,000     182,689
    Kingston Financial Group, Ltd......................   9,199,424   1,029,476
    Kowloon Development Co., Ltd.......................   9,546,277  11,124,077
    Kwoon Chung Bus Holdings, Ltd......................     330,000      83,019
*   Lai Sun Development................................ 348,824,666   8,645,854
*   Lai Sun Garment International, Ltd.................  40,954,960   6,375,064
    Lam Soon Hong Kong, Ltd............................     139,250     125,034
*   Landsea Green Properties Co., Ltd..................     500,000      45,803
    Lerado Group Holding Co., Ltd......................     130,000      16,628
    Lippo China Resources, Ltd.........................  16,784,000     831,640
    Lippo, Ltd.........................................   4,694,500   2,681,330
    Liu Chong Hing Investment, Ltd.....................   3,026,000   6,003,938
    Luen Thai Holdings, Ltd............................     528,000     166,879
    Luks Group Vietnam Holdings Co., Ltd...............   1,002,642     317,412
    Magnificent Estates................................  39,120,600   1,804,965
    Ming Fai International Holdings, Ltd...............     338,000      34,074
*   Ming Fung Jewellery Group, Ltd.....................   1,980,000      35,026
    Miramar Hotel & Investment.........................   1,714,000   2,159,898
*   Mongolia Energy Corp., Ltd.........................   1,043,000      33,089
    Nanyang Holdings...................................     101,350     432,920
    National Electronic Hldgs..........................   5,126,408     594,141
#*  Neo-Neon Holdings, Ltd.............................   8,239,500   1,784,101
*   Neptune Group, Ltd.................................  23,490,000     920,397
    New Century Group Hong Kong, Ltd...................     648,000      12,723
*   New Times Energy Corp., Ltd........................   6,684,300     465,662
*   Norstar Founders Group, Ltd........................      91,200       7,518
*   North Asia Resources Holdings, Ltd.................   6,946,400     137,691
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................     165,000      11,206
    Orient Overseas International, Ltd.................     157,000     653,935
*   Orient Power Holdings, Ltd.........................   2,182,573          --
#   Oriental Watch Holdings............................   1,290,000     331,604
    Pacific Andes International Holdings, Ltd..........  50,561,927   2,087,075
    Paliburg Holdings, Ltd.............................  11,753,041   3,782,226
*   Ping Shan Tea Group, Ltd...........................  17,972,000     425,149
    Playmates Holdings, Ltd............................   3,131,700   4,337,912
    Pokfulam Development Co............................     268,000     410,823
    Polytec Asset Holdings, Ltd........................  42,984,190   6,215,533
    Public Financial Holdings, Ltd.....................     858,444     407,096
    PYI Corp., Ltd..................................... 102,188,086   2,297,896
    Regal Hotels International Holdings, Ltd...........   9,162,623   4,789,823
*   Richfield Group Holdings, Ltd......................     304,000       8,747
    Rivera Holdings, Ltd...............................   4,405,468     186,833
    SEA Holdings, Ltd..................................   2,019,000   1,107,952
*   Shun Ho Resources Holdings, Ltd....................     124,000      26,256
    Shun Tak Holdings, Ltd.............................  45,688,546  26,422,171

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
*   Simsen International Corp., Ltd....................      9,000 $     12,426
    Sing Tao News Corp., Ltd...........................    334,000       48,390
    SOCAM Development, Ltd.............................  4,344,120    4,199,733
    Soundwill Holdings, Ltd............................    872,000    1,552,078
*   South China China, Ltd............................. 10,649,216      919,712
*   South China Land, Ltd.............................. 14,199,066      293,947
    Sun Hung Kai & Co., Ltd............................  1,625,688      940,663
*   Sunway International Holdings, Ltd.................     26,000        1,012
*   Sustainable Forest Holdings, Ltd...................  5,019,542       99,976
*   Symphony Holdings, Ltd.............................  3,182,249      168,767
    TAI Cheung Holdings................................  4,638,000    3,309,572
    TAI Sang Land Developement, Ltd....................    368,741      180,835
*   Talent Property Group, Ltd.........................  1,665,000       24,993
#   Tan Chong International, Ltd.......................  3,984,000    1,534,906
*   Taung Gold International, Ltd......................  3,750,000       14,490
    Tern Properties....................................    168,000      104,792
    Tian Teck Land.....................................    786,000      851,713
*   U-RIGHT International Holdings, Ltd................    429,500       26,228
*   Up Energy Development Group, Ltd...................  1,236,000       72,216
    Upbest Group, Ltd..................................  2,534,000      282,054
    Vedan International Holdings, Ltd..................  4,352,000      240,256
    Victory City International Holdings, Ltd........... 24,333,029    3,643,219
    VST Holdings, Ltd..................................    380,000       98,810
    Wang On Group, Ltd................................. 97,097,064    1,685,685
    Win Hanverky Holdings, Ltd.........................     84,000       13,494
    Wing On Co. International, Ltd.....................  2,756,500    7,270,041
    Wing Tai Properties, Ltd...........................  1,570,749      951,366
    Wong's International Hldgs.........................     41,000       13,666
    Yau Lee Holdings, Ltd..............................  1,409,750      282,823
    YT Realty Group, Ltd...............................     94,000       30,290
*   Yugang International, Ltd.......................... 18,896,000      129,678
*   Zhuhai Holdings Investment Group, Ltd.............. 13,270,000    2,364,006
                                                                   ------------
TOTAL HONG KONG........................................             269,753,357
                                                                   ------------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................  1,504,991    2,919,040
*   Anglo Irish Bank Corp. P.L.C.......................    708,018           --
    Dragon Oil P.L.C...................................     36,521      347,088
    FBD Holdings P.L.C.................................     43,375    1,039,995
    IFG Group P.L.C....................................      7,990       19,050
    Smurfit Kappa Group P.L.C..........................  2,066,589   48,389,650
                                                                   ------------
TOTAL IRELAND..........................................              52,714,823
                                                                   ------------
ISRAEL -- (0.7%)
#*  Africa Israel Investments, Ltd.....................  2,368,784    5,287,089
*   AL-ROV Israel, Ltd.................................    101,299    3,709,137
    Albaad Massuot Yitzhak, Ltd........................          4           73
*   Alon Blue Square Israel, Ltd.......................    167,270      651,846
*   AudioCodes, Ltd....................................      9,886       71,308
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    127,801      120,373
*   Bio-cell, Ltd......................................     32,380      226,148
*   Ceragon Networks, Ltd..............................      2,286        7,081

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
ISRAEL -- (Continued)
#*  Clal Biotechnology Industries, Ltd.................     62,476 $   142,485
    Clal Insurance Enterprises Holdings, Ltd...........    324,917   5,877,612
    Delta-Galil Industries, Ltd........................     65,620   1,920,447
    Direct Insurance Financial Investments, Ltd........     76,454     503,018
*   El Al Israel Airlines..............................  1,640,647     266,568
#*  Elron Electronic Industries, Ltd...................    227,875   1,956,713
*   Equital, Ltd.......................................      3,735      55,342
    First International Bank Of Israel, Ltd............    569,287   9,017,328
    Formula Systems 1985, Ltd..........................    140,526   3,633,653
*   Gilat Satellite Networks, Ltd......................    485,775   2,278,069
*   Hadera Paper, Ltd..................................      6,982     345,401
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  2,117,590  11,944,849
*   Israel Discount Bank, Ltd. Class A................. 12,124,424  20,792,370
    Israel Land Development Co., Ltd. (The)............     39,194     172,319
*   Jerusalem Oil Exploration..........................    203,647   8,184,982
    Meitav DS Investments, Ltd.........................      3,711      11,798
    Menorah Mivtachim Holdings, Ltd....................    205,049   2,401,273
*   Neto ME Holdings, Ltd..............................      1,339      70,703
*   Oil Refineries, Ltd................................  2,522,238     720,907
    Ormat Industries...................................    384,800   2,530,982
    Phoenix Holdings, Ltd. (The).......................    549,360   1,920,889
*   Summit Real Estate Holdings, Ltd...................      6,540      21,557
*   Tower Semiconductor, Ltd...........................     31,287     190,574
*   Union Bank of Israel...............................    600,641   2,629,513
                                                                   -----------
TOTAL ISRAEL...........................................             87,662,407
                                                                   -----------
ITALY -- (2.9%)
    Atlantia SpA.......................................    786,708  17,893,986
#*  Banca Carige SpA...................................    897,957     479,820
#*  Banca Monte dei Paschi di Siena SpA................ 16,864,953   3,822,606
*   Banca Piccolo Credito Valtellinese Scarl...........  4,827,402   7,794,224
*   Banca Popolare dell'Emilia Romagna SC..............  2,020,959  19,037,335
#*  Banca Popolare dell'Etruria e del Lazio............    344,368     320,075
#*  Banca Popolare di Milano Scarl..................... 77,876,899  46,984,520
    Banco di Desio e della Brianza SpA.................     16,345      57,501
#*  Banco Popolare..................................... 41,843,479  71,648,285
*   Brioschi Sviluppo Immobiliare SpA..................    321,080      46,729
    Buzzi Unicem SpA...................................    335,308   6,109,710
*   Caltagirone Editore SpA............................    713,490   1,128,770
    Caltagirone SpA....................................    142,411     438,809
    Cementir Holding SpA...............................  2,010,356  12,015,869
*   CIR-Compagnie Industriali Riunite SpA..............  4,602,236   6,635,753
    Credito Emiliano SpA...............................     11,313      92,405
    De'Longhi SpA......................................    853,023  14,005,325
*   DeA Capital SpA....................................    333,959     549,307
*   Delclima...........................................    846,828   1,403,735
*   Eurotech SpA.......................................    355,451     952,737
*   Falck Renewables SpA...............................    159,941     299,463
*   Finmeccanica SpA...................................  1,288,620  11,291,664
*   Fondiaria-Sai SpA.................................. 13,577,547  40,741,871
*   IMMSI SpA..........................................  2,497,728   1,663,851
#*  Intek Group SpA....................................  5,359,454   2,350,923
    Irce SpA...........................................      7,197      17,834

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
ITALY -- (Continued)
#   Italcementi SpA.................................... 1,829,367 $ 18,011,193
*   Italmobiliare SpA..................................   167,766    6,284,198
#   Pirelli & C. SpA...................................   176,572    2,839,800
#*  Prelios SpA........................................   651,261      517,088
#*  Reno de Medici SpA................................. 1,260,297      556,932
*   Safilo Group SpA...................................   369,452    8,559,194
*   Snia SpA...........................................   271,793           --
    SOL SpA............................................    73,545      611,331
*   Uni Land SpA.......................................    37,715           --
    Unione di Banche Italiane SCPA..................... 1,652,022   12,016,111
    Unipol Gruppo Finanziario SpA...................... 5,874,555   33,516,223
    Vianini Lavori SpA.................................   344,977    2,349,627
                                                                  ------------
TOTAL ITALY............................................            353,044,804
                                                                  ------------
JAPAN -- (20.7%)
#   A&D Co., Ltd.......................................    31,800      186,886
    Achilles Corp...................................... 1,959,000    2,762,696
    ADEKA Corp.........................................   718,800    7,908,654
#   Agro-Kanesho Co., Ltd..............................    36,000      300,509
    Ahresty Corp.......................................   481,400    4,253,892
    Aichi Bank, Ltd. (The).............................   211,700    9,980,438
    Aichi Corp.........................................    35,600      153,838
    Aichi Steel Corp................................... 1,504,000    6,046,797
    Aichi Tokei Denki Co., Ltd.........................     4,000       11,575
    Aida Engineering, Ltd..............................   338,507    3,763,950
*   Aigan Co., Ltd.....................................   371,500    1,011,386
    Airport Facilities Co., Ltd........................   519,900    4,070,849
    Aisan Industry Co., Ltd............................   177,630    1,644,669
    Aizawa Securities Co., Ltd.........................    63,574      519,048
    Akita Bank, Ltd. (The)............................. 4,536,000   12,075,142
    Alconix Corp.......................................    11,800      255,690
#   Alpen Co., Ltd.....................................   299,000    5,502,284
    Alpha Corp.........................................    32,600      324,422
    Alpha Systems, Inc.................................    45,960      598,062
    Alpine Electronics, Inc............................   395,200    5,533,187
    Alps Logistics Co., Ltd............................    37,600      397,449
    AOI Electronic Co., Ltd............................    46,200      787,216
    AOKI Holdings, Inc.................................   266,522    4,421,715
    Aomori Bank, Ltd. (The)............................   669,000    1,755,737
    Aoyama Trading Co., Ltd............................ 1,396,199   35,821,743
    Arakawa Chemical Industries, Ltd...................   362,100    3,192,580
    Arata Corp.........................................    27,000       87,805
    Araya Industrial Co., Ltd.......................... 1,085,000    1,599,154
    Arcland Sakamoto Co., Ltd..........................    13,600      229,214
    Arisawa Manufacturing Co., Ltd.....................   836,682    4,671,273
    Asahi Broadcasting Corp............................    42,600      278,617
#   Asahi Kogyosha Co., Ltd............................   508,000    1,916,352
    Asahi Organic Chemicals Industry Co., Ltd.......... 1,654,000    3,496,941
#*  Asanuma Corp.......................................   881,000    1,290,403
*   Ashimori Industry Co., Ltd......................... 1,031,000    1,341,857
    Asia Air Survey Co., Ltd...........................    37,000      135,523
    ASKA Pharmaceutical Co., Ltd.......................   513,000    4,071,470
    Asunaro Aoki Construction Co., Ltd.................   725,000    4,006,859

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Atsugi Co., Ltd.................................... 5,237,000 $ 5,891,864
    Awa Bank, Ltd. (The)...............................   316,000   1,528,880
    Bando Chemical Industries, Ltd.....................    89,000     350,738
    Bank of Iwate, Ltd. (The)..........................   350,000  15,563,862
    Bank of Kochi, Ltd. (The)..........................   284,000     457,423
    Bank of Nagoya, Ltd. (The)......................... 3,692,706  12,055,085
#   Bank of Okinawa, Ltd. (The)........................   137,750   5,048,458
    Bank of Saga, Ltd. (The)........................... 2,989,000   6,457,205
#   Bank of the Ryukyus, Ltd...........................   919,200  11,544,935
    Belluna Co., Ltd................................... 1,188,224   5,707,749
*   Best Denki Co., Ltd................................ 1,778,000   2,548,018
    Bunka Shutter Co., Ltd.............................   243,016   1,485,893
*   Carlit Holdings Co., Ltd...........................    97,400     453,302
    Cawachi, Ltd.......................................   356,500   6,761,808
    Central Glass Co., Ltd............................. 3,540,000  11,131,866
    Central Security Patrols Co., Ltd..................    34,000     329,906
*   Chiba Kogyo Bank, Ltd. (The).......................   256,400   1,768,180
    Chiyoda Integre Co., Ltd...........................    26,800     511,993
    Chofu Seisakusho Co., Ltd..........................   251,000   5,605,148
    Chubu Shiryo Co., Ltd..............................   352,700   1,940,195
    Chudenko Corp......................................   579,760  10,328,499
    Chuetsu Pulp & Paper Co., Ltd...................... 2,204,000   4,582,745
    Chugoku Marine Paints, Ltd.........................   505,000   2,735,840
    Chukyo Bank, Ltd. (The)............................ 1,802,000   3,089,800
#*  Chuo Denki Kogyo Co., Ltd..........................   366,400   1,201,923
#   Chuo Gyorui Co., Ltd...............................   627,000   1,656,762
    Chuo Spring Co., Ltd...............................   945,000   2,785,173
    Cleanup Corp.......................................   592,900   5,152,248
#   CMK Corp........................................... 1,204,500   2,990,897
    Coca-Cola East Japan Co., Ltd......................   882,404  21,683,366
    Computer Engineering & Consulting, Ltd.............   239,900   1,565,070
    Corona Corp........................................   401,400   4,338,371
*   Cosmo Oil Co., Ltd................................. 1,760,000   3,282,200
    Cresco, Ltd........................................    35,100     328,420
#   Cross Plus, Inc....................................    75,900     623,772
    CTI Engineering Co., Ltd...........................   277,000   2,873,889
    Dai-Dan Co., Ltd...................................   620,000   3,252,464
#   Dai-ichi Seiko Co., Ltd............................   171,000   2,046,914
    Daido Kogyo Co., Ltd...............................   624,447   2,008,084
#*  Daiei, Inc. (The).................................. 2,724,700   7,891,196
    Daihatsu Diesel Manufacturing Co., Ltd.............   138,000     970,083
#   Daiho Corp......................................... 1,921,000   6,997,385
    Daiki Aluminium Industry Co., Ltd..................   402,000   1,049,689
    Daiki Ataka Engineering Co., Ltd...................    22,000     104,204
    Daiko Clearing Services Corp.......................     4,200      33,669
    Daimaruenawin Co., Ltd.............................    10,600      76,715
#   Dainichi Co., Ltd..................................   273,500   2,060,452
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................   101,000     451,430
    Daisan Bank, Ltd. (The)............................ 1,058,000   1,796,638
    Daishi Bank, Ltd. (The)............................ 4,325,932  15,483,691
#   Daishinku Corp.....................................   596,000   2,533,230
    Daito Bank, Ltd. (The)............................. 3,704,000   4,018,459
    Daiwa Industries, Ltd..............................   296,000   1,969,433

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Daiwabo Holdings Co., Ltd..........................   124,000 $   243,149
#   DC Co., Ltd........................................   456,400   2,756,162
    DCM Holdings Co., Ltd.............................. 1,301,200   8,719,564
    Denyo Co., Ltd.....................................   113,700   1,547,524
#   DKS Co., Ltd.......................................   732,000   2,300,691
    DMW Corp...........................................    58,800     943,241
    Doutor Nichires Holdings Co., Ltd..................    42,500     729,369
    Duskin Co., Ltd....................................     5,800     110,841
#   Dydo Drinco, Inc...................................    41,000   1,643,138
    Dynic Corp.........................................   186,000     330,444
#   EDION Corp......................................... 2,446,000  13,643,818
#   Ehime Bank, Ltd. (The)............................. 2,497,000   5,341,733
    Eidai Co., Ltd.....................................   308,000   1,842,747
    Eighteenth Bank, Ltd. (The)........................ 3,936,000   8,647,122
    Eizo Corp..........................................    72,500   1,823,749
    ESPEC Corp.........................................   510,400   4,129,451
    Excel Co., Ltd.....................................    87,900   1,072,708
    Faith, Inc.........................................    50,160     522,819
    Felissimo Corp.....................................     6,800      66,491
    Ferrotec Corp......................................   772,100   4,942,913
#   FIDEA Holdings Co., Ltd............................   659,100   1,273,617
    Fine Sinter Co., Ltd...............................    84,000     275,682
*   First Baking Co., Ltd..............................    82,000     111,326
    Fuji Oil Co., Ltd..................................   987,100   3,236,344
    Fujicco Co., Ltd...................................   318,600   3,633,692
    Fujikura Kasei Co., Ltd............................   208,300   1,190,677
#   Fujikura Rubber, Ltd...............................    43,100     411,981
    Fujikura, Ltd...................................... 9,669,000  44,836,801
    Fujishoji Co., Ltd.................................    12,300     154,442
    Fujitsu Frontech, Ltd..............................   392,600   5,520,470
    FuKoKu Co., Ltd....................................    71,300     709,788
    Fukuda Corp........................................   518,000   2,213,371
#   Fukui Bank, Ltd. (The)............................. 1,174,000   2,675,782
    Fukushima Bank, Ltd. (The).........................   342,000     293,655
#   Fukuyama Transporting Co., Ltd..................... 2,022,000  10,936,789
    Funai Electric Co., Ltd............................     4,300      52,639
    Furuno Electric Co., Ltd...........................    63,400     457,217
    Furusato Industries, Ltd...........................    77,200     892,417
    Fuso Chemical Co., Ltd.............................     1,600      42,826
    Futaba Corp........................................   850,800  10,555,987
*   Futaba Industrial Co., Ltd.........................   173,000     657,164
#   Gakken Holdings Co., Ltd...........................   930,000   2,719,743
    Gecoss Corp........................................   388,200   3,572,558
    Godo Steel, Ltd.................................... 4,127,000   6,997,542
    Goldcrest Co., Ltd.................................   409,350  10,009,561
    Gourmet Kineya Co., Ltd............................    58,000     415,914
    GSI Creos Corp.....................................   847,000   1,307,112
#   Gun-Ei Chemical Industry Co., Ltd.................. 1,212,000   5,097,905
    Gunze, Ltd......................................... 5,062,000  13,159,494
    H-One Co., Ltd.....................................    65,100     665,078
#   Hagihara Industries, Inc...........................     6,800      91,016
    Hakuto Co., Ltd....................................   363,800   3,603,719
    Hanwa Co., Ltd..................................... 1,156,000   5,959,328

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Harima Chemicals Group, Inc........................   399,200 $ 1,795,406
    Haruyama Trading Co., Ltd..........................   279,600   2,059,335
    Heiwa Real Estate Co., Ltd.........................   421,300   6,444,105
    Heiwado Co., Ltd...................................   286,324   3,951,426
    HI-LEX Corp........................................     5,700     135,611
#   Hibiya Engineering, Ltd............................   711,000   8,199,162
    Higashi-Nippon Bank, Ltd. (The).................... 2,948,000   7,533,027
    Higo Bank, Ltd. (The).............................. 2,708,000  14,118,022
    Hisaka Works, Ltd..................................   101,000     994,380
    Hitachi Metals Techno, Ltd.........................    44,100     484,497
#   Hodogaya Chemical Co., Ltd.........................   703,000   1,360,642
#   Hokkaido Coca-Cola Bottling Co., Ltd...............   466,000   2,298,488
    Hokkan Holdings, Ltd...............................   993,000   3,111,859
#   Hokko Chemical Industry Co., Ltd...................   402,000   1,343,722
    Hokkoku Bank, Ltd. (The)........................... 4,408,159  14,657,447
    Hokuetsu Bank, Ltd. (The).......................... 3,574,000   6,981,591
#   Hokuetsu Kishu Paper Co., Ltd...................... 3,546,774  15,449,455
    Hokuriku Electrical Construction Co., Ltd..........   209,000     803,860
    Hosiden Corp....................................... 1,428,300   7,160,613
#   Hurxley Corp.......................................    18,600     140,673
    Hyakugo Bank, Ltd. (The)........................... 4,115,855  16,588,419
    Hyakujushi Bank, Ltd. (The)........................ 2,785,000   9,074,969
    Ichikawa Co., Ltd..................................   205,000     625,009
#   Ihara Chemical Industry Co., Ltd...................   836,000   5,944,854
*   IJT Technology Holdings Co., Ltd...................   218,460   1,096,660
#*  Ikegami Tsushinki Co., Ltd.........................    95,000     104,317
#   Imasen Electric Industrial.........................   168,799   2,340,885
    Inaba Seisakusho Co., Ltd..........................   108,700   1,282,827
    Inabata & Co., Ltd................................. 1,276,300  14,178,478
    Ines Corp.......................................... 1,161,300   8,539,493
    Information Services International-Dentsu, Ltd.....    88,700     953,716
    Innotech Corp......................................   378,100   1,788,389
#*  Inui Steamship Co., Ltd............................   743,100   2,441,149
*   Ishihara Sangyo Kaisha, Ltd........................ 3,257,000   3,780,942
    Ishizuka Glass Co., Ltd............................   666,000   1,911,789
    IT Holdings Corp...................................   629,700  10,415,849
    Itochu Enex Co., Ltd...............................   915,800   5,360,668
    Itochu-Shokuhin Co., Ltd...........................    16,200     536,657
    Itoham Foods, Inc.................................. 1,793,369   8,028,453
    Itoki Corp.........................................   597,247   3,524,959
    Iwai Cosmo Holdings, Inc...........................   154,800   1,992,270
    Iwaki & Co., Ltd...................................   814,000   1,623,434
#*  Iwasaki Electric Co., Ltd..........................   859,000   1,715,228
    Iwatsu Electric Co., Ltd........................... 2,258,000   2,118,605
    Iwatsuka Confectionery Co., Ltd....................       100       5,549
    Izumiya Co., Ltd................................... 1,756,000   7,711,755
    J-Oil Mills, Inc................................... 1,223,000   3,391,593
#   Japan Digital Laboratory Co., Ltd..................   597,100   8,903,062
#   Japan Foundation Engineering Co., Ltd..............   523,700   1,737,360
#   Japan Medical Dynamic Marketing, Inc...............   447,400   1,395,306
    Japan Oil Transportation Co., Ltd..................   576,000   1,288,729
    Japan Pulp & Paper Co., Ltd........................ 1,513,000   4,782,857
    Japan Transcity Corp............................... 1,011,000   3,179,381

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Jimoto Holdings, Inc...............................   120,800 $   237,091
    JK Holdings Co., Ltd...............................     4,100      23,039
    JMS Co., Ltd.......................................   779,000   2,209,385
    Juroku Bank, Ltd. (The)............................ 3,011,000  10,457,602
#   JVC Kenwood Corp................................... 2,436,500   4,592,717
#*  K&O Energy Group, Inc..............................   300,500   4,352,941
#   Kaga Electronics Co., Ltd..........................   278,200   3,425,505
    Kagoshima Bank, Ltd. (The)......................... 3,097,500  18,545,079
    Kamei Corp.........................................   785,700   5,879,729
    Kanaden Corp.......................................   476,000   3,185,514
    Kandenko Co., Ltd.................................. 2,434,000  12,403,929
#*  Kanto Denka Kogyo Co., Ltd.........................    62,000     144,250
    Katakura Chikkarin Co., Ltd........................   250,000     658,923
    Katakura Industries Co., Ltd.......................    18,800     210,335
    Kato Works Co., Ltd................................ 1,559,872   9,192,613
    KAWADA TECHNOLOGIES, Inc...........................    40,300     984,878
    Kawasaki Kasei Chemicals, Ltd......................   336,000     511,985
    Kawasaki Kisen Kaisha, Ltd......................... 2,147,194   5,005,108
    Kawasumi Laboratories, Inc.........................   297,900   1,844,774
    Keihanshin Building Co., Ltd.......................   232,400   1,193,843
    Keihin Co. Ltd/Minato-Ku Tokyo Japan...............     9,000      14,420
    Keiyo Bank, Ltd. (The)............................. 1,091,000   4,728,406
*   KI Holdings Co., Ltd...............................   122,000     327,232
    Kimura Unity Co., Ltd..............................     3,300      30,947
    Kinki Sharyo Co., Ltd..............................   429,000   1,393,188
    Kita-Nippon Bank, Ltd. (The).......................   175,600   4,180,280
    Kitagawa Iron Works Co., Ltd.......................   668,000   1,225,608
    Kitano Construction Corp...........................   731,000   1,837,713
    Kitazawa Sangyo Co., Ltd...........................    93,500     177,325
    Kito Corp..........................................    11,200     215,438
*   Kiyo Bank Ltd (The)................................    55,400     728,762
    Koa Corp...........................................   253,589   2,796,338
    Koatsu Gas Kogyo Co., Ltd..........................     3,000      16,697
#   Kohnan Shoji Co., Ltd..............................   947,400   9,927,999
    Koike Sanso Kogyo Co., Ltd.........................     8,000      16,991
#*  Kojima Co., Ltd....................................   720,400   1,908,837
    Kokuyo Co., Ltd.................................... 2,007,411  14,000,154
    KOMAIHALTEC, Inc................................... 1,210,000   3,664,640
    Komatsu Seiren Co., Ltd............................   780,000   3,838,486
    Komatsu Wall Industry Co., Ltd.....................   147,900   2,919,870
    Komori Corp........................................ 1,463,200  22,816,348
#   Konaka Co., Ltd....................................   504,749   4,137,390
    Konishi Co., Ltd...................................   241,800   4,556,520
    Krosaki Harima Corp................................   667,000   1,517,285
    KRS Corp...........................................   168,400   1,698,849
    KU Holdings Co., Ltd...............................   182,200   2,502,212
#*  Kumagai Gumi Co., Ltd.............................. 1,356,000   3,453,682
    Kumiai Chemical Industry Co., Ltd..................   345,519   1,996,581
    Kurabo Industries, Ltd............................. 5,952,000  10,728,034
    Kureha Corp........................................   724,000   3,303,875
    Kurimoto, Ltd......................................   289,000     665,518
#   Kuroda Electric Co., Ltd...........................    66,400   1,016,249
    Kyodo Printing Co., Ltd............................ 2,056,000   5,693,845

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Kyoei Sangyo Co., Ltd............................   335,000 $   594,744
  #   Kyoei Steel, Ltd.................................   447,200   8,966,314
  *   Kyokuto Boeki Kaisha, Ltd........................   468,000     993,605
      Kyokuto Kaihatsu Kogyo Co., Ltd..................   858,150  11,772,845
      Kyosan Electric Manufacturing Co., Ltd...........   469,000   1,479,765
      Kyowa Leather Cloth Co., Ltd.....................   375,300   1,850,172
      Kyudenko Corp.................................... 1,152,000   9,103,094
      Land Business Co., Ltd...........................    15,000      65,394
      LEC, Inc.........................................   164,100   1,912,165
  *   Lonseal Corp.....................................   306,000     498,723
      Look, Inc........................................   190,000     534,138
      Macnica, Inc.....................................   264,500   7,813,703
      Maeda Corp....................................... 3,972,000  26,609,173
      Maeda Road Construction Co., Ltd.................   827,000  13,507,588
      Maezawa Industries, Inc..........................   208,300     676,429
      Maezawa Kasei Industries Co., Ltd................   227,500   2,324,206
      Maezawa Kyuso Industries Co., Ltd................   153,700   1,948,237
      Marubun Corp.....................................   449,300   2,587,784
      Marudai Food Co., Ltd............................ 3,100,000   9,320,996
  #*  Maruei Department Store Co., Ltd.................   324,400     641,292
  #   Maruetsu, Inc. (The).............................   136,000     477,848
      Marufuji Sheet Piling Co., Ltd...................    80,000     295,673
      Maruwn Corp......................................    11,400      26,819
      Maruzen Co. Ltd..................................    20,000     195,102
      Maruzen Showa Unyu Co., Ltd...................... 1,491,000   4,826,243
      Matsui Construction Co., Ltd.....................   418,700   1,625,289
      Maxvalu Tokai Co., Ltd...........................    63,800     999,584
      Megmilk Snow Brand Co., Ltd......................    63,400     788,876
  #   Meiko Electronics Co., Ltd.......................   124,800     957,980
      Meisei Industrial Co., Ltd.......................    84,000     388,785
      Meito Transportation Co., Ltd....................       300       1,964
      Meiwa Corp.......................................   149,800     502,295
  #*  Meiwa Estate Co., Ltd............................   396,600   1,871,854
      Melco Holdings, Inc..............................     6,700     110,119
      Mesco, Inc.......................................    22,000     175,038
  #   Michinoku Bank, Ltd. (The)....................... 2,782,000   5,451,557
      Mie Bank, Ltd. (The)............................. 1,000,000   2,202,882
      Mikuni Corp......................................   197,000     759,319
      Mimasu Semiconductor Industry Co., Ltd...........   310,900   2,584,121
      Minato Bank, Ltd. (The)..........................   932,000   1,564,461
      Ministop Co., Ltd................................    12,700     203,306
      Mirait Holdings Corp.............................   802,940   7,033,232
      Mitani Corp......................................    64,200   1,350,913
      Mito Securities Co., Ltd.........................   514,000   2,317,859
      Mitsuba Corp.....................................   239,000   3,980,882
  #*  Mitsubishi Kakoki Kaisha, Ltd....................   179,000     296,105
  *   Mitsubishi Paper Mills, Ltd...................... 3,807,000   3,664,051
      Mitsubishi Steel Manufacturing Co., Ltd.......... 1,816,000   4,534,557
      Mitsui Engineering & Shipbuilding Co., Ltd....... 8,287,000  16,165,973
      Mitsui High-Tec, Inc.............................   620,100   4,123,083
      Mitsui Home Co., Ltd.............................     5,000      23,518
  #   Mitsui Knowledge Industry Co., Ltd...............   483,200     757,990
      Mitsui Matsushima Co., Ltd....................... 1,141,000   1,772,426

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#*  Mitsumi Electric Co., Ltd.......................... 2,692,900 $19,084,819
    Mitsumura Printing Co., Ltd........................   111,000     296,830
#   Mitsuuroko Holdings Co., Ltd.......................   798,600   4,419,506
    Miyazaki Bank, Ltd. (The).......................... 3,560,260   9,867,475
#   Miyoshi Oil & Fat Co., Ltd......................... 1,144,000   1,674,088
#   Mizuno Corp........................................   644,395   3,220,689
#   Morinaga Milk Industry Co., Ltd.................... 1,341,000   3,940,296
#   Morozoff, Ltd......................................   103,000     313,992
    Mory Industries, Inc...............................   672,000   2,744,805
    Mr Max Corp........................................   635,600   2,055,995
    Murakami Corp......................................    22,000     298,001
    Musashino Bank, Ltd. (The).........................   522,500  16,771,230
#   Mutoh Holdings Co., Ltd............................   129,000     612,696
    Nafco Co., Ltd.....................................    26,000     399,269
    Nagano Bank, Ltd. (The)............................ 1,747,000   3,126,455
    Nagase & Co., Ltd..................................   296,700   3,476,902
    Nakabayashi Co., Ltd...............................   972,000   1,947,119
#*  Nakayama Steel Works, Ltd.......................... 1,986,000   1,744,430
    Namura Shipbuilding Co., Ltd.......................   186,200   2,547,647
    Nanto Bank, Ltd. (The).............................   778,000   2,732,165
    NDS Co., Ltd.......................................   872,000   2,455,020
#   NEC Capital Solutions, Ltd.........................   189,500   4,449,347
    NEC Fielding, Ltd..................................     1,200      16,928
    Neturen Co., Ltd...................................   474,700   3,553,567
    Nice Holdings, Inc................................. 1,731,000   3,810,674
    Nichia Steel Works, Ltd............................   882,200   3,113,593
    Nichiban Co., Ltd..................................   627,000   2,180,067
    Nichicon Corp......................................   198,500   1,688,613
    Nichiden Corp......................................     7,700     167,431
    Nichimo Co., Ltd...................................   869,000   1,630,197
    Nichireki Co., Ltd.................................   615,000   6,893,169
#   Nihon Dempa Kogyo Co., Ltd.........................    82,500     697,705
    Nihon Eslead Corp..................................    25,200     274,162
    Nihon Kagaku Sangyo Co., Ltd.......................    21,000     161,332
    Nihon Tokushu Toryo Co., Ltd.......................    82,400     509,542
    Nihon Yamamura Glass Co., Ltd...................... 2,512,000   4,491,626
#   Nikko Co., Ltd.....................................   586,000   3,519,823
    Nippo Corp......................................... 1,059,000  16,492,378
    Nippon Beet Sugar Manufacturing Co., Ltd........... 3,280,000   6,343,216
#   Nippon Carbon Co., Ltd.............................   616,000   1,126,281
#*  Nippon Chemi-Con Corp.............................. 1,885,000   6,186,125
#*  Nippon Chemical Industrial Co., Ltd................ 2,442,000   3,255,450
    Nippon Chutetsukan KK..............................   481,000   1,035,622
    Nippon Concrete Industries Co., Ltd................ 1,084,000   5,428,664
#   Nippon Denko Co., Ltd.............................. 2,124,000   6,103,269
    Nippon Densetsu Kogyo Co., Ltd.....................   293,000   3,759,900
    Nippon Felt Co., Ltd...............................    73,100     337,193
    Nippon Fine Chemical Co., Ltd......................   216,100   1,315,205
    Nippon Flour Mills Co., Ltd........................ 1,404,000   6,994,292
    Nippon Hume Corp...................................   582,000   5,109,484
#*  Nippon Kinzoku Co., Ltd............................   636,000     849,649
    Nippon Koei Co., Ltd............................... 1,481,000   6,542,814
#   Nippon Konpo Unyu Soko Co., Ltd.................... 1,198,000  21,271,659

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
#*  Nippon Koshuha Steel Co., Ltd......................    152,000 $   157,782
    Nippon Light Metal Holdings Co., Ltd...............  6,443,900   9,141,750
#   Nippon Paper Industries Co., Ltd...................     81,900   1,474,102
    Nippon Pillar Packing Co., Ltd.....................    269,000   1,757,228
    Nippon Piston Ring Co., Ltd........................    514,000   1,042,918
    Nippon Rietec Co., Ltd.............................     47,000     348,187
    Nippon Road Co., Ltd. (The)........................  2,090,000  11,082,061
    Nippon Seiki Co., Ltd..............................     57,000   1,069,077
    Nippon Seisen Co., Ltd.............................    155,000     677,673
#*  Nippon Sheet Glass Co., Ltd........................ 18,574,000  24,191,057
    Nippon Signal Co., Ltd.............................      2,100      18,453
    Nippon Soda Co., Ltd...............................  2,000,000  11,362,726
    Nippon Steel & Sumikin Bussan Corp.................  1,339,800   5,085,341
#   Nippon Steel & Sumikin Texeng Co., Ltd.............    827,000   3,196,350
    Nippon Systemware Co., Ltd.........................    198,500     944,884
    Nippon Thompson Co., Ltd...........................    899,000   4,433,836
#   Nippon Tungsten Co., Ltd...........................    172,000     327,320
#*  Nippon Yakin Kogyo Co., Ltd........................  4,763,500  13,755,736
    Nishikawa Rubber Co., Ltd..........................      3,700      70,669
    Nishimatsu Construction Co., Ltd...................  8,367,073  28,844,643
    Nissei Corp........................................      1,300      11,426
    Nissei Plastic Industrial Co., Ltd.................    133,800     808,893
    Nisshin Fudosan Co.................................  1,034,200   3,876,692
#   Nisshin Oillio Group, Ltd. (The)...................  2,259,000   7,440,577
#   Nisshin Steel Holdings Co., Ltd....................    335,000   3,554,418
    Nisshinbo Holdings, Inc............................  1,295,000  11,264,668
    Nissin Corp........................................    654,000   1,796,379
    Nissin Sugar Co., Ltd..............................    127,500   2,797,136
    Nissui Pharmaceutical Co., Ltd.....................    180,500   1,933,728
    Nittan Valve Co., Ltd..............................    177,800     567,625
    Nittetsu Mining Co., Ltd...........................  1,951,000   9,092,224
    Nitto FC Co., Ltd..................................    243,100   1,486,986
    Nitto Fuji Flour Milling Co., Ltd..................    370,000   1,144,173
    Nitto Seiko Co., Ltd...............................    145,000     470,638
    Nohmi Bosai, Ltd...................................    179,000   1,842,763
    Nojima Corp........................................     66,400     492,512
    Noritake Co., Ltd/Nagoya...........................  1,147,000   2,811,396
    Noritsu Koki Co., Ltd..............................    518,300   3,251,938
    North Pacific Bank, Ltd............................  3,468,700  13,545,568
#*  NS United Kaiun Kaisha, Ltd........................  2,386,000   6,279,838
*   NTN Corp...........................................    696,000   2,980,139
    Obayashi Road Corp.................................    815,000   4,712,329
    Ogaki Kyoritsu Bank, Ltd. (The)....................  3,861,000  10,768,317
#   Ohara, Inc.........................................    121,500     716,370
    OIE Sangyo Co., Ltd................................      6,213      49,312
    Oita Bank, Ltd. (The)..............................  3,926,000  15,833,599
    Okabe Co., Ltd.....................................     18,000     225,575
    Okamoto Industries, Inc............................      4,000      13,128
#   OKK Corp...........................................  2,480,000   3,376,833
    Okumura Corp.......................................  3,082,000  13,657,001
    Okura Industrial Co., Ltd..........................  1,151,000   3,715,077
    Okuwa Co., Ltd.....................................    210,000   1,794,720
    Olympic Group Corp.................................    372,700   2,797,400

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Onoken Co., Ltd....................................   320,800 $ 3,862,539
    Organo Corp........................................   291,000   1,334,520
    Origin Electric Co., Ltd...........................    34,000     105,373
    Osaka Organic Chemical Industry, Ltd...............   140,700     629,647
    Osaka Steel Co., Ltd...............................   594,600  10,011,568
#   Osaki Electric Co., Ltd............................   178,000   1,055,157
    Otsuka Kagu, Ltd...................................    75,900     739,823
    OUG Holdings, Inc..................................    28,000      53,748
    Oyo Corp...........................................   415,300   6,443,440
    Pacific Industrial Co., Ltd........................ 1,172,400   7,448,390
#   Pacific Metals Co., Ltd............................ 2,009,000   6,990,453
    Paltac Corp........................................   359,200   4,799,679
    Paris Miki Holdings, Inc...........................    15,300      68,508
    Piolax, Inc........................................   274,200  10,339,324
#*  Pioneer Corp.......................................    79,400     169,804
#*  Renesas Electronics Corp...........................    20,200     105,875
    Rengo Co., Ltd.....................................   373,000   1,962,471
#*  Renown, Inc........................................ 1,474,860   1,879,844
#   Rheon Automatic Machinery Co., Ltd.................   301,000   1,766,600
    Rhythm Watch Co., Ltd.............................. 3,021,000   4,051,941
    Ricoh Leasing Co., Ltd.............................   233,900   6,237,164
    Right On Co., Ltd..................................   173,400   1,206,490
    Riken Keiki Co., Ltd...............................   158,900   1,340,091
    Riken Technos Corp.................................   940,000   5,641,900
#   Riken Vitamin Co., Ltd.............................     9,700     231,500
    Riso Kagaku Corp...................................   277,182   5,508,784
    Roland Corp........................................   177,700   2,371,211
#   Round One Corp..................................... 1,875,400  17,363,525
    Ryobi, Ltd......................................... 1,144,000   4,651,671
    Ryoden Trading Co., Ltd............................   858,000   6,031,940
    Ryosan Co., Ltd....................................   790,500  16,483,373
    Ryoyo Electro Corp.................................   778,100   8,226,845
    Sakai Chemical Industry Co., Ltd................... 2,348,000   7,071,151
#   Sakai Heavy Industries, Ltd........................   291,000   1,036,273
    Sakai Moving Service Co., Ltd......................     3,300     112,238
    Sakata INX Corp....................................    52,000     470,703
    Sala Corp..........................................   240,200   1,142,942
    San Holdings, Inc..................................    75,000   1,020,080
    San-Ai Oil Co., Ltd................................ 1,333,000   6,432,523
    San-In Godo Bank, Ltd. (The)....................... 4,346,900  30,144,426
    Sangetsu Co., Ltd..................................    17,800     436,310
    Sanki Engineering Co., Ltd......................... 1,642,000  10,058,875
    Sankyo Seiko Co., Ltd..............................   493,400   1,750,145
    Sankyo Tateyama, Inc...............................       500      11,675
    Sanoh Industrial Co., Ltd..........................   266,800   1,859,550
    Sanritsu Corp......................................    38,100     205,691
#   Sanshin Electronics Co., Ltd.......................   831,500   5,898,599
    Sanyo Chemical Industries, Ltd.....................    82,000     572,589
    Sanyo Engineering & Construction, Inc..............   195,000     943,584
#   Sanyo Industries, Ltd..............................   707,000   1,250,715
    Sanyo Shokai, Ltd..................................   747,628   2,003,850
    Sanyo Special Steel Co., Ltd....................... 1,229,000   5,440,588
#*  Sasebo Heavy Industries Co., Ltd................... 1,609,000   2,122,509

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Sato Shoji Corp....................................   179,200 $ 1,171,041
    Satori Electric Co., Ltd...........................   306,360   1,876,549
#   Saxa Holdings, Inc................................. 1,310,000   1,963,158
    SBS Holdings, Inc..................................    19,600     330,420
#   Scroll Corp........................................   719,000   2,241,666
    SEC Carbon, Ltd....................................     1,000       3,342
    Seibu Electric Industry Co., Ltd...................   322,000   1,461,376
    Seika Corp.........................................    42,000      99,520
    Seiko PMC Corp.....................................     8,100      64,197
    Seino Holdings Co., Ltd............................ 2,432,119  22,964,703
    Seiren Co., Ltd....................................     1,600      12,348
    Sekisui Jushi Corp.................................   515,800   7,216,783
    Sekisui Plastics Co., Ltd.......................... 1,305,000   3,576,717
#   Senko Co., Ltd.....................................   898,680   4,396,600
#   Senshu Electric Co., Ltd...........................    66,000     856,578
    Senshukai Co., Ltd.................................   315,900   2,610,041
    Shibaura Electronics Co., Ltd......................       900      15,453
*   Shibaura Mechatronics Corp.........................   184,000     423,275
    Shibusawa Warehouse Co., Ltd. (The)................   139,000     493,768
    Shibuya Kogyo Co., Ltd.............................    53,800   1,373,887
    Shiga Bank, Ltd. (The).............................   415,000   2,026,838
#   Shikibo, Ltd....................................... 3,799,000   4,882,095
    Shikoku Bank, Ltd. (The)........................... 1,877,000   4,107,257
#   Shima Seiki Manufacturing, Ltd.....................    53,900     879,099
    Shimachu Co., Ltd..................................   936,900  20,842,473
    SHIMANE BANK, Ltd. (The)...........................     8,900     115,847
    Shimizu Bank, Ltd. (The)...........................   198,200   4,983,247
    Shin Nippon Air Technologies Co., Ltd..............   340,920   2,096,159
    Shin-Etsu Polymer Co., Ltd.........................   668,400   2,484,090
    Shinagawa Refractories Co., Ltd.................... 1,192,000   2,582,877
#   Shinkawa, Ltd......................................   208,700   1,223,286
    Shinko Electric Industries Co., Ltd................    30,600     234,585
    Shinko Shoji Co., Ltd..............................   523,100   4,613,773
    Shinko Wire Co., Ltd...............................   543,000     953,764
#   Shinmaywa Industries, Ltd.......................... 2,777,000  23,884,997
#   Shinnihon Corp.....................................   569,000   1,677,256
    Shinsho Corp.......................................   418,000     883,823
    Shiroki Corp.......................................   461,000   1,035,771
    Shobunsha Publications, Inc........................   100,000     694,155
#   Shoei Foods Corp...................................   185,400   1,458,962
    Shofu, Inc.........................................     1,100       9,286
    Showa Corp.........................................   338,300   4,467,802
#   Sinanen Co., Ltd...................................   922,000   3,723,844
    Sintokogio, Ltd....................................   712,662   5,418,653
    SKY Perfect JSAT Holdings, Inc.....................   475,600   2,448,742
    SNT Corp...........................................   635,600   2,475,769
    Soda Nikka Co., Ltd................................   328,000   1,411,835
    Sodick Co., Ltd....................................   143,000     613,865
#   Soft99 Corp........................................    52,300     351,216
    SPK Corp...........................................     1,418      26,235
    Subaru Enterprise Co., Ltd.........................   247,000     896,784
    Sugimoto & Co., Ltd................................   114,700   1,074,061
    Suminoe Textile Co., Ltd........................... 1,420,000   4,165,216

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
#   Sumitomo Bakelite Co., Ltd.........................   208,000 $   775,514
    Sumitomo Densetsu Co., Ltd.........................   198,400   2,891,380
    Sumitomo Precision Products Co., Ltd...............   269,000   1,135,051
#   Sumitomo Seika Chemicals Co., Ltd..................    71,000     564,665
    Sumitomo Warehouse Co., Ltd. (The).................    32,000     169,835
    Sun-Wa Technos Corp................................     1,600      13,872
    Suncall Corp.......................................     9,000      60,364
    Suzuden Corp.......................................     2,100      11,032
#*  SWCC Showa Holdings Co., Ltd....................... 6,821,000   7,345,853
    T RAD Co., Ltd.....................................   553,000   1,483,367
    T&K Toka Co., Ltd..................................     6,400     136,265
#   Tachi-S Co., Ltd...................................    96,200   1,308,097
    Tachibana Eletech Co., Ltd.........................   270,600   3,513,772
#   Tachikawa Corp.....................................   188,400     947,369
    Taihei Dengyo Kaisha, Ltd..........................   881,000   5,595,146
    Taiheiyo Kouhatsu, Inc............................. 2,081,000   2,231,232
    Taiho Kogyo Co., Ltd...............................   447,100   4,388,252
    Taiko Bank, Ltd. (The).............................   249,000     508,795
    Takachiho Koheki Co., Ltd..........................       400       3,888
    Takagi Securities Co., Ltd.........................   304,000   1,075,598
    Takamatsu Construction Group Co., Ltd..............    37,900     658,134
    Takano Co., Ltd....................................   290,900   1,593,304
#   Takaoka Toko Holdings Co., Ltd.....................    37,244     657,303
    Takara Standard Co., Ltd...........................   897,105   6,414,400
    Takasago Thermal Engineering Co., Ltd..............   465,800   4,177,853
    Take And Give Needs Co., Ltd.......................   146,290   3,400,844
    Takigami Steel Construction Co., Ltd. (The)........   194,000   1,198,685
    Takihyo Co., Ltd...................................    17,000      68,126
    Takiron Co., Ltd................................... 1,121,000   4,770,895
    Tamura Corp........................................ 1,317,948   3,710,010
#   Tayca Corp.........................................   831,000   2,368,046
    TBK Co., Ltd.......................................   569,000   3,259,461
    TECHNO ASSOCIE Co., Ltd............................   171,900   2,004,394
#   Techno Ryowa, Ltd..................................   229,770   1,131,382
    Teikoku Tsushin Kogyo Co., Ltd.....................   807,000   1,349,018
#*  Tekken Corp........................................ 3,732,000  10,332,776
#*  Ten Allied Co., Ltd................................   119,800     370,366
    Tenma Corp.........................................   573,900   7,905,677
    Teraoka Seisakusho Co., Ltd........................   169,100     680,708
    Tigers Polymer Corp................................   311,600   1,466,256
#*  Toa Corp........................................... 5,861,000  12,622,026
#   Toa Oil Co., Ltd...................................   772,000   1,227,301
    TOA ROAD Corp......................................   742,000   3,648,559
    Toabo Corp......................................... 1,161,000     866,334
    Tochigi Bank, Ltd. (The)........................... 2,869,000  11,182,750
    Toda Corp.......................................... 5,130,000  17,066,606
#   Toda Kogyo Corp....................................   305,000     824,699
#   Toenec Corp........................................ 1,102,000   6,821,316
    Toho Bank, Ltd. (The).............................. 4,472,000  13,632,582
    Toho Zinc Co., Ltd.................................   335,000   1,175,125
    Tohoku Bank, Ltd. (The)............................ 1,543,000   2,205,359
    Tohokushinsha Film Corp............................     6,400      59,701
#   Tohto Suisan Co., Ltd..............................   734,000   1,458,873

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
#   Tokai Carbon Co., Ltd..............................  2,233,000 $ 7,156,367
    Tokai Lease Co., Ltd...............................    672,000   1,255,826
#   Tokai Rubber Industries, Ltd.......................    141,900   1,472,074
    Tokushu Tokai Paper Co., Ltd.......................  1,610,220   3,310,595
#   Tokuyama Corp...................................... 10,164,000  40,612,527
    Tokyo Electron Device, Ltd.........................      7,200     109,210
    Tokyo Energy & Systems, Inc........................    639,000   3,260,566
    Tokyo Keiki, Inc...................................    249,000     687,860
#*  Tokyo Kikai Seisakusho, Ltd........................    192,000     195,662
    Tokyo Ohka Kogyo Co., Ltd..........................    253,900   5,044,009
#*  Tokyo Rope Manufacturing Co., Ltd..................    557,000     871,116
    Tokyo Sangyo Co., Ltd..............................    529,000   2,034,503
    Tokyo Soir Co., Ltd................................     70,000     177,908
*   Tokyo Steel Manufacturing Co., Ltd.................  3,265,100  16,498,219
    Tokyo Tekko Co., Ltd...............................  1,186,000   4,310,070
#   Tokyo Tomin Bank, Ltd. (The).......................    696,700   6,949,071
#   Tokyu Recreation Co., Ltd..........................    256,328   1,461,317
    Toli Corp..........................................  1,034,000   2,095,735
    Tomato Bank, Ltd...................................  1,324,000   2,171,318
    Tomen Devices Corp.................................        500       8,861
    Tomen Electronics Corp.............................    276,500   4,430,517
#   Tomoe Corp.........................................    895,900   3,935,594
    Tomoe Engineering Co., Ltd.........................      4,000      62,472
    Tomoku Co., Ltd....................................  1,408,000   4,548,299
    TOMONY Holdings, Inc...............................  3,252,800  12,791,712
    Tonami Holdings Co., Ltd...........................  1,540,000   3,035,116
    Toppan Forms Co., Ltd..............................    704,700   6,109,729
    Topre Corp.........................................    290,500   3,749,862
    Topy Industries, Ltd...............................  3,884,000   6,778,440
    Torii Pharmaceutical Co., Ltd......................    302,800   9,177,393
#   Torishima Pump Manufacturing Co., Ltd..............     19,100     204,006
    Tosei Corp.........................................     27,100     185,494
#   Tosho Printing Co., Ltd............................  1,091,000   4,305,967
    Totetsu Kogyo Co., Ltd.............................     97,630   1,965,895
    Tottori Bank, Ltd. (The)...........................  1,075,000   1,907,195
#   Towa Bank, Ltd. (The)..............................  2,606,000   2,553,364
    Towa Corp..........................................     10,700      51,111
    Toyo Ink SC Holdings Co., Ltd......................  1,028,000   4,942,993
#   Toyo Kohan Co., Ltd................................  2,110,000   9,667,020
    Toyo Machinery & Metal Co., Ltd....................     10,900      55,550
#   Toyo Securities Co., Ltd...........................    602,000   2,176,350
#   Toyo Tanso Co., Ltd................................     26,200     512,797
#   Toyo Wharf & Warehouse Co., Ltd....................    901,000   2,079,154
    Trusco Nakayama Corp...............................    174,339   4,013,755
    TSI Holdings Co., Ltd..............................  2,359,820  13,991,097
    Tsubakimoto Kogyo Co., Ltd.........................     46,000     131,365
#*  Tsudakoma Corp.....................................  1,199,000   1,959,549
    Tsukishima Kikai Co., Ltd..........................    371,000   3,730,998
    Tsukuba Bank, Ltd..................................  1,085,067   3,835,250
    Tsurumi Manufacturing Co., Ltd.....................    312,000   3,773,214
    Tsutsumi Jewelry Co., Ltd..........................    264,300   6,068,950
    TTK Co., Ltd.......................................    136,000     627,225
    Tv Tokyo Holdings Corp.............................    110,100   1,795,203

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
JAPAN -- (Continued)
    TYK Corp.........................................   690,000 $    1,509,962
#   U-Shin, Ltd......................................   655,400      4,278,560
    Ube Industries, Ltd..............................   151,200        310,251
    Uchida Yoko Co., Ltd............................. 1,373,000      3,815,910
    Ueki Corp........................................   146,000        286,526
    UKC Holdings Corp................................   114,300      1,843,355
*   Ulvac, Inc.......................................   495,000      8,076,689
#*  Uniden Corp...................................... 1,639,000      4,961,251
#   UNY Group Holdings Co., Ltd...................... 1,235,200      7,405,531
    Utoc Corp........................................     3,200         11,293
#   Village Vanguard Co., Ltd........................    20,200        242,788
    Vital KSK Holdings, Inc..........................   225,715      1,517,270
    Wakita & Co., Ltd................................   245,000      2,747,786
    Warabeya Nichiyo Co., Ltd........................   174,100      3,466,924
#   Watabe Wedding Corp..............................    53,100        350,746
    Wood One Co., Ltd................................   602,000      1,899,153
    Y A C Co., Ltd...................................    80,500        427,088
    Yachiyo Bank, Ltd. (The).........................   173,675      4,553,040
    Yachiyo Industry Co., Ltd........................    14,900        116,159
    Yahagi Construction Co., Ltd.....................    39,900        369,398
    Yaizu Suisankagaku Industry Co., Ltd.............    19,300        169,681
    YAMABIKO Corp....................................   141,774      4,918,565
    Yamagata Bank, Ltd. (The)........................ 1,980,000      7,718,109
#*  Yamaichi Electronics Co., Ltd....................   192,400        856,767
    Yamanashi Chuo Bank, Ltd. (The).................. 3,247,000     13,778,695
    Yamatane Corp....................................    12,000         19,962
    Yamato Corp......................................   336,000      1,104,064
    Yamato International, Inc........................    13,800         59,476
    Yamaura Corp.....................................    49,200        129,933
    Yamazawa Co., Ltd................................     2,200         32,678
    Yashima Denki Co., Ltd...........................     9,200         40,287
    Yasuda Warehouse Co., Ltd. (The).................   192,600      1,865,961
    Yellow Hat, Ltd..................................   205,800      3,810,498
    Yodogawa Steel Works, Ltd........................ 3,721,000     16,070,318
    Yokogawa Bridge Holdings Corp....................   667,000      9,066,481
#   Yokohama Reito Co., Ltd.......................... 1,150,400      8,970,698
    Yokowo Co., Ltd..................................    33,300        177,664
    Yondenko Corp....................................   443,650      1,579,752
    Yonekyu Corp.....................................     2,000         17,002
    Yonex Co., Ltd...................................   149,000        936,262
    Yorozu Corp......................................    30,600        560,445
    Yuasa Funashoku Co., Ltd.........................   538,000      1,396,167
    Yuken Kogyo Co., Ltd.............................    26,000         58,903
    Yurtec Corp...................................... 1,162,000      4,032,551
    Yusen Logistics Co., Ltd.........................    99,100      1,182,207
    Yushiro Chemical Industry Co., Ltd...............     9,600         96,201
    Yutaka Giken Co., Ltd............................     1,100         28,133
#   Zojirushi Corp...................................    68,000        245,266
#   Zuken, Inc.......................................    37,800        308,780
                                                                --------------
TOTAL JAPAN..........................................            2,541,160,101
                                                                --------------
NETHERLANDS -- (1.9%)
    Accell Group.....................................     4,840         90,101

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
NETHERLANDS -- (Continued)
*   AMG Advanced Metallurgical Group NV................    18,374 $    179,007
*   APERAM............................................. 1,720,867   30,871,454
    ASM International NV...............................   327,275   10,941,567
#*  Ballast Nedam......................................    11,679      159,718
    BE Semiconductor Industries NV.....................   821,028    9,547,316
    BinckBank NV.......................................   411,421    4,580,941
    Corbion NV.........................................   416,828    8,735,246
    Delta Lloyd NV..................................... 2,392,235   61,458,350
*   Grontmij...........................................   118,051      625,899
#   Heijmans NV........................................   510,079    8,302,243
    Hunter Douglas NV..................................       248       11,287
    KAS Bank NV........................................   296,324    3,903,131
    Kendrion NV........................................       886       28,106
    Koninklijke BAM Groep NV........................... 6,983,328   35,828,125
    Koninklijke Ten Cate NV............................   168,430    5,393,564
#   Koninklijke Wessanen NV............................   542,912    2,518,488
#   Macintosh Retail Group NV..........................     7,600       86,066
*   Ordina NV.......................................... 2,183,448    5,580,781
#*  SNS Reaal NV....................................... 4,344,025           --
#   Telegraaf Media Groep NV...........................    88,788      918,345
#*  TomTom NV.......................................... 2,881,552   19,964,833
    USG People NV...................................... 1,928,586   30,215,010
*   Van Lanschot NV....................................       698       16,710
                                                                  ------------
TOTAL NETHERLANDS......................................            239,956,288
                                                                  ------------
NEW ZEALAND -- (0.3%)
#   Abano Healthcare Group, Ltd........................       754        3,716
    Air New Zealand, Ltd............................... 9,159,728   12,646,099
    Auckland International Airport, Ltd................   579,942    1,709,380
    Cavalier Corp., Ltd................................     3,143        4,675
    CDL Investments New Zealand, Ltd...................   495,562      230,422
#   Chorus, Ltd........................................   166,769      188,600
    Colonial Motor Co., Ltd. (The).....................   243,551      894,701
    Contact Energy, Ltd................................    41,212      171,723
    Heartland New Zealand, Ltd.........................   580,851      404,129
    Kathmandu Holdings, Ltd............................     8,970       22,864
#   Metlifecare, Ltd...................................    57,267      190,524
    Millennium & Copthorne Hotels New Zealand, Ltd..... 2,998,736    1,585,946
    New Zealand Oil & Gas, Ltd......................... 2,095,399    1,306,709
    New Zealand Refining Co., Ltd. (The)...............    20,756       33,736
#   Nuplex Industries, Ltd............................. 2,847,439    7,731,536
#   PGG Wrightson, Ltd................................. 2,111,833      722,750
*   Richina Pacific, Ltd...............................   832,183       45,421
#*  Rubicon, Ltd....................................... 3,767,301    1,307,099
#   Sanford Ltd........................................ 1,099,644    3,999,251
    Sky Network Television, Ltd........................   383,000    1,786,012
    Steel & Tube Holdings, Ltd.........................   158,934      397,722
*   Tenon, Ltd.........................................   137,210      165,135
    Tourism Holdings, Ltd..............................   870,292      673,559

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
NEW ZEALAND -- (Continued)
    Tower, Ltd.......................................   2,442,036 $  3,448,875
                                                                  ------------
TOTAL NEW ZEALAND....................................               39,670,584
                                                                  ------------
NORWAY -- (1.0%)
    Aker ASA Class A.................................      46,281    1,387,190
*   Archer, Ltd......................................   3,063,050    2,639,943
    Austevoll Seafood ASA............................     563,238    3,258,156
    Bonheur ASA......................................     221,052    4,392,987
    BW Offshore, Ltd.................................   5,450,028    5,996,415
*   BWG Homes ASA....................................     996,334    1,685,427
    Cermaq ASA.......................................      72,561      739,926
*   Deep Sea Supply PLC..............................     132,939      221,210
*   DOF ASA..........................................     561,895    2,781,183
#*  Dolphin Group A.S................................     131,112      100,612
    Eltek ASA........................................   1,433,745    1,706,988
    Evry ASA.........................................     239,145      378,029
    Farstad Shipping ASA.............................     207,709    4,299,163
#*  Frontline, Ltd...................................     537,534    2,265,004
    Ganger Rolf ASA..................................     402,700    7,699,939
#   Golden Ocean Group Ltd...........................   5,843,464   12,170,113
*   Grieg Seafood ASA................................     103,905      414,674
*   Havila Shipping ASA..............................      38,346      201,809
*   Kongsberg Automotive Holding ASA.................  10,167,813    9,487,736
    Kvaerner ASA.....................................      52,204      100,106
*   Norske Skogindustrier ASA........................   4,239,299    3,675,710
    Northern Offshore, Ltd...........................      13,444       21,105
*   Norwegian Energy Co. ASA.........................   1,882,978       45,108
*   Odfjell SE Class A...............................     249,938    1,832,252
#*  Panoro Energy ASA................................   3,781,731    1,852,816
#*  REC Silicon ASA..................................  27,551,701   12,049,127
*   REC Solar ASA....................................     301,722    4,518,056
#*  Sevan Drilling A.S...............................   3,451,459    2,351,430
#*  Sevan Marine ASA.................................     531,955    1,865,490
*   Siem Offshore, Inc...............................     535,016      834,633
    Solstad Offshore ASA.............................     359,951    6,633,417
#*  Songa Offshore...................................   3,681,507    1,667,008
    SpareBank 1 SMN..................................     964,100    9,035,895
    Stolt-Nielsen, Ltd...............................      18,842      556,652
*   Storebrand ASA...................................     689,852    4,120,912
    TTS Group ASA....................................      74,071       72,602
    Wilh Wilhelmsen Holding ASA Class A..............     253,267    8,099,680
                                                                  ------------
TOTAL NORWAY.........................................              121,158,503
                                                                  ------------
PORTUGAL -- (0.5%)
#*  Banco BPI SA.....................................     745,779    1,514,927
*   Banco Comercial Portugues SA..................... 187,787,505   41,913,980
    Corticeira Amorim SGPS SA........................   2,076,904    6,821,874
*   EDP Renovaveis SA................................     204,040    1,174,211
*   Papelaria Fernandes-Industria e Comercia SA......       2,000           --
*   Sonae Industria SGPS SA..........................   1,382,848    1,428,516
    Sonaecom - SGPS SA...............................   1,767,203    5,660,582

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
PORTUGAL -- (Continued)
*   Sumol + Compal SA..................................     53,800 $    74,718
                                                                   -----------
TOTAL PORTUGAL.........................................             58,588,808
                                                                   -----------
SINGAPORE -- (1.4%)
*   Abterra, Ltd.......................................     52,000      25,653
#   ASL Marine Holdings, Ltd...........................  1,169,800     651,064
#*  Ausgroup, Ltd......................................  1,351,000     256,868
    Banyan Tree Holdings, Ltd..........................     39,000      18,455
#   Biosensors International Group, Ltd................    281,000     189,870
    Bonvests Holdings, Ltd.............................  1,338,280   1,216,136
*   Broadway Industrial Group, Ltd.....................  3,557,000     655,586
#   China Merchants Holdings Pacific, Ltd..............  1,238,000     865,426
#   Chip Eng Seng Corp., Ltd...........................  8,982,198   4,884,318
    Chuan Hup Holdings, Ltd............................  7,757,000   1,587,477
    Creative Technology, Ltd...........................    820,850   1,340,281
    CSC Holdings, Ltd..................................    348,000      25,718
#*  Delong Holdings, Ltd...............................    679,000     223,329
    DMX Technologies Group, Ltd........................  3,585,000     575,153
    EnGro Corp., Ltd...................................    115,500     100,882
*   Excel Machine Tools, Ltd...........................    473,000          --
#*  Ezra Holdings, Ltd................................. 15,946,000  12,073,898
    Falcon Energy Group, Ltd...........................    173,000      49,303
    Far East Orchard, Ltd..............................  5,199,720   6,890,766
    GK Goh Holdings, Ltd...............................  2,295,000   1,464,675
    GMG Global, Ltd....................................    140,000      10,622
#   GP Batteries International, Ltd....................    259,000     121,178
    GP Industries, Ltd.................................  2,169,808     714,994
*   Hanwell Holdings, Ltd..............................  6,729,043   1,292,345
*   Healthway Medical Corp., Ltd.......................  4,190,000     215,215
    HG Metal Manufacturing, Ltd........................  1,230,000      77,725
    Hi-P International, Ltd............................     66,000      27,627
    Hiap Hoe, Ltd......................................     47,000      29,297
    Ho Bee Land, Ltd...................................  6,991,000  10,971,032
    Hong Fok Corp., Ltd................................  7,753,000   4,068,614
    Hong Leong Asia, Ltd...............................    917,000     934,872
#   Hotel Grand Central, Ltd...........................  2,640,058   2,147,581
#   Hotel Properties, Ltd..............................  2,511,500   5,884,969
    Hour Glass, Ltd. (The).............................    402,320     517,208
    HupSteel, Ltd......................................     29,000       4,983
    Hwa Hong Corp., Ltd................................  1,014,000     232,551
    Indofood Agri Resources, Ltd.......................  2,116,000   1,271,493
    InnoTek, Ltd.......................................  4,171,000   1,024,797
*   International Healthway Corp., Ltd.................     95,048      24,021
#   IPC Corp., Ltd..................................... 16,472,000   1,979,878
    Isetan Singapore, Ltd..............................    171,000     590,919
#   Jaya Holdings, Ltd.................................  4,453,000   2,685,622
*   Jurong Technologies Industrial Corp., Ltd..........  3,391,000          --
    K1 Ventures, Ltd................................... 14,032,000   2,079,901
    Koh Brothers Group, Ltd............................  1,464,000     342,026
*   KS Energy, Ltd.....................................     16,000       6,018
    LCD Global Investments, Ltd........................  6,875,960     758,593
    Lee Kim Tah Holdings, Ltd..........................  2,313,000   1,669,960
*   Li Heng Chemical Fibre Technologies, Ltd........... 11,463,000     988,283

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Lian Beng Group, Ltd...............................  1,624,000 $    667,259
    Low Keng Huat Singapore, Ltd.......................     85,000       45,568
    Lum Chang Holdings, Ltd............................  1,311,000      353,590
    Marco Polo Marine, Ltd.............................    129,000       37,945
*   Mercator Lines Singapore, Ltd......................    777,000       62,952
#   Mermaid Maritime PCL...............................  1,134,000      418,040
#   Metro Holdings, Ltd................................ 10,849,960    7,257,759
    Mewah International, Inc...........................     56,000       20,427
#   Midas Holdings, Ltd................................ 22,610,000    8,139,848
    NSL, Ltd...........................................    671,000      906,847
#*  Oceanus Group, Ltd................................. 11,176,000      181,906
#*  Otto Marine, Ltd................................... 19,127,500    1,152,294
#   OUE, Ltd...........................................  1,412,000    2,624,179
*   Penguin International, Ltd.........................    863,250       94,595
    Popular Holdings, Ltd..............................  8,482,250    1,563,411
    QAF, Ltd...........................................  3,807,103    2,391,985
*   Raffles Education Corp., Ltd....................... 15,641,200    3,355,799
    Rickmers Maritime..................................     98,000       21,836
*   S I2I, Ltd......................................... 22,499,000      212,892
    San Teh, Ltd.......................................    952,800      230,727
*   Sapphire Corp., Ltd................................    657,000       61,861
    Sinarmas Land, Ltd.................................    476,000      173,202
    Sing Holdings, Ltd.................................    399,000      115,529
    Sing Investments & Finance, Ltd....................     84,000       87,980
    Singapore Land, Ltd................................  1,131,806    6,989,898
    Singapore Reinsurance Corp., Ltd...................  3,080,110      688,582
    Singapore Shipping Corp., Ltd......................  1,148,000      203,177
    Singapura Finance, Ltd.............................    105,000      117,570
    Stamford Land Corp., Ltd...........................  4,041,000    1,833,128
    Sunningdale Tech, Ltd..............................  8,648,000    1,002,057
#*  SunVic Chemical Holdings, Ltd......................  7,560,000    3,782,949
#   Swiber Holdings, Ltd............................... 15,419,000    7,670,045
#   Tat Hong Holdings, Ltd.............................    478,000      306,846
    Tiong Woon Corp. Holding, Ltd......................  8,059,500    2,149,846
    Tuan Sing Holdings, Ltd............................ 17,646,263    3,863,644
#   UMS Holdings, Ltd..................................  2,959,000    1,366,185
#   United Engineers, Ltd..............................  9,399,332   12,773,308
    United Envirotech, Ltd.............................     98,000       91,998
    United Industrial Corp., Ltd.......................  4,189,946    9,611,278
    Vibrant Group, Ltd.................................    152,079       12,489
    Wheelock Properties Singapore, Ltd.................  2,365,000    2,920,299
    Wing Tai Holdings, Ltd.............................  9,494,054   12,859,734
#   Yeo Hiap Seng, Ltd.................................    946,457    1,583,937
    YHI International, Ltd.............................     31,000        5,877
    Yongnam Holdings, Ltd..............................    529,000       95,077
                                                                   ------------
TOTAL SINGAPORE........................................             173,873,537
                                                                   ------------
SPAIN -- (2.7%)
    Abengoa SA.........................................    679,263    2,719,035
    Abengoa SA Class B.................................  2,134,454    7,048,772
#   Acciona SA.........................................     99,983    6,624,971
#   Acerinox SA........................................    173,032    2,246,742
    Adveo Group International SA.......................    174,804    3,757,828

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
    Bankinter SA....................................... 11,008,246 $ 82,201,802
*   Baron de Ley.......................................     22,116    1,984,440
#*  Caja de Ahorros del Mediterraneo...................    298,813           --
*   Campofrio Food Group SA............................    110,070    1,030,439
#*  Cementos Portland Valderrivas SA...................    217,063    2,111,980
*   Deoleo SA..........................................  8,782,900    5,869,773
    Dinamia Capital Privado Sociedad de Capital Riesgo
    SA.................................................     44,356      439,423
#*  Dogi International Fabrics SA......................    191,727           --
    Ebro Foods SA......................................     50,273    1,112,820
    Ence Energia y Celulosa SA.........................  4,041,949   14,834,433
*   Ercros SA..........................................  1,781,735    1,245,406
*   Espanola del ZInc.SA...............................     53,703           --
#   Fluidra SA.........................................    107,895      402,942
#*  Fomento de Construcciones y Contratas SA...........    769,152   20,578,297
*   Gamesa Corp. Tecnologica SA........................  7,418,085   81,330,116
    Grupo Catalana Occidente SA........................     20,223      775,966
*   Grupo Ezentis SA...................................    183,642      359,839
    Iberpapel Gestion SA...............................    107,514    2,265,349
#   Melia Hotels International SA......................  1,283,223   16,660,252
    Miquel y Costas & Miquel SA........................     20,366      784,589
#*  Natra SA...........................................     28,797       85,006
*   NH Hoteles SA......................................  3,144,348   19,729,647
    Obrascon Huarte Lain SA............................      7,784      328,263
    Papeles y Cartones de Europa SA....................    853,066    4,491,553
*   Pescanova SA.......................................    338,483           --
#*  Promotora de Informaciones SA Class A..............  7,387,899    4,036,778
#*  Realia Business SA.................................  1,112,704    1,504,068
*   Sacyr SA...........................................  7,674,657   39,074,159
*   Sociedad Nacional de Industrias Apicaciones
    Celulosa Espanola SA...............................    370,644       73,483
#*  Solaria Energia y Medio Ambiente SA................    876,126    1,765,493
*   Telecomunicaciones y Energia.......................     27,445       49,554
    Tubacex SA.........................................     40,755      155,307
    Tubos Reunidos SA..................................     14,768       34,904
*   Vocento SA.........................................     14,029       30,859
                                                                   ------------
TOTAL SPAIN............................................             327,744,288
                                                                   ------------
SWEDEN -- (3.4%)
    Acando AB..........................................    879,038    1,762,425
    AddNode Group AB...................................     37,990      228,747
    AF AB Class B......................................      7,440      240,278
*   Arise AB...........................................     46,468      154,811
    B&B Tools AB Class B...............................    187,522    3,717,737
#*  BE Group AB........................................    218,740      355,561
    Beijer AB G&L Class B..............................    185,323    3,546,746
    Beijer Alma AB.....................................     21,810      558,125
    Bilia AB Class A...................................    442,474   11,294,441
    BillerudKorsnas AB.................................  3,506,767   41,993,605
    Biotage AB.........................................    895,743    1,339,416
    Bure Equity AB.....................................  1,257,039    5,120,318
    Catena AB..........................................     97,210    1,535,142
    Cision AB..........................................     24,139      123,251
*   Cloetta AB Class B.................................    334,833    1,124,306
    Concentric AB......................................    643,782    6,802,493

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SWEDEN -- (Continued)
    Concordia Maritime AB Class B......................   400,102 $    751,539
*   CyberCom Group AB..................................   704,709      257,510
    Duni AB............................................   115,868    1,541,411
*   East Capital Explorer AB...........................    91,353      836,158
#*  Eniro AB........................................... 2,458,895   18,348,776
    FinnvedenBulten AB.................................    19,255      163,916
    Gunnebo AB.........................................   233,956    1,301,704
    Haldex AB.......................................... 1,227,419   11,953,644
    Holmen AB Class B.................................. 1,385,639   47,831,595
    Industrial & Financial Systems Class B.............    50,839    1,243,428
*   KappAhl AB.........................................   139,597      831,981
#*  Karolinska Development AB Class B..................    92,462      340,218
#   KNOW IT AB.........................................   155,840    1,387,712
    Lagercrantz AB Class B.............................   203,324    3,873,352
*   Lindab International AB............................   269,631    2,730,167
    Meda AB Class A.................................... 1,651,937   20,077,892
*   Micronic Mydata AB................................. 1,744,849    3,591,437
#   MQ Holding AB......................................   198,652      700,062
    NCC AB Class B.....................................     7,995      255,129
*   Net Insight AB Class B.............................   483,796      122,408
#   New Wave Group AB Class B.......................... 1,081,617    5,918,089
    Nobia AB...........................................   534,220    4,134,419
    Nolato AB Class B..................................   152,587    3,720,889
#*  PA Resources AB....................................   216,361      314,941
    Peab AB............................................   938,183    5,819,670
#   Pricer AB Class B..................................   439,583      453,246
    Proact IT Group AB.................................    60,000      723,237
    Ratos AB Class B...................................   449,213    4,140,933
*   Rederi AB Transatlantic............................     5,966        5,600
#*  rnb Retail and Brands AB...........................   106,053      230,044
    Saab AB Class B....................................   716,322   18,573,724
#*  SAS AB............................................. 4,066,006   11,224,715
    Semcon AB..........................................    13,958      127,730
#   SSAB AB Class A.................................... 4,143,538   33,036,858
#   SSAB AB Class B.................................... 1,018,644    7,202,223
*   Swedish Orphan Biovitrum AB........................ 1,096,391   12,494,769
*   TradeDoubler AB....................................   167,499      485,753
*   Transcom WorldWide SA.............................. 2,570,750      548,585
    Trelleborg AB Class B.............................. 5,717,284  113,966,014
                                                                  ------------
TOTAL SWEDEN...........................................            421,158,880
                                                                  ------------
SWITZERLAND -- (4.1%)
*   AFG Arbonia-Forster Holding AG.....................   278,888    9,796,453
    Allreal Holding AG.................................   141,765   19,707,108
#   Alpiq Holding AG...................................    12,462    1,720,250
    ALSO Holding AG....................................     9,195      504,688
    Autoneum Holding AG................................    15,174    2,620,991
    Baloise Holding AG.................................   216,720   25,887,914
    Bank Coop AG.......................................    18,665      894,083
    Banque Cantonale de Geneve.........................    13,130    3,391,299
    Banque Cantonale du Jura...........................     7,948      589,835
    Basler Kantonalbank................................     1,331      111,194
#   Bellevue Group AG..................................    44,546      822,404

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
*   Bobst Group SA.....................................   191,684 $ 6,984,295
    Bossard Holding AG.................................     1,183     284,693
    Carlo Gavazzi Holding AG...........................     7,688   1,882,750
    Cham Paper Holding AG..............................    11,660   2,832,041
#*  Charles Voegele Holding AG.........................   161,832   1,987,646
    Cicor Technologies.................................    10,828     427,018
    Cie Financiere Tradition SA........................     1,051      55,624
    Clariant AG........................................ 1,696,209  31,959,326
    Coltene Holding AG.................................    58,365   2,968,574
    Conzzeta AG........................................     3,818   8,909,980
    Daetwyler Holding AG...............................   136,269  20,535,429
#   EFG International AG...............................   709,753  10,344,463
    Emmi AG............................................    39,124  12,416,480
    Energiedienst Holding AG...........................       318      10,020
    Flughafen Zuerich AG...............................    49,184  28,891,111
    Forbo Holding AG...................................     9,088   7,423,353
    GAM Holding AG..................................... 1,855,692  31,145,401
    Georg Fischer AG...................................    31,225  21,388,844
    Gurit Holding AG...................................     8,656   4,811,811
    Helvetia Holding AG................................   121,594  58,590,162
    Implenia AG........................................   265,310  18,662,448
    Intershop Holdings.................................     7,875   2,935,036
    Jungfraubahn Holding AG............................     3,774     279,820
    Kardex AG..........................................    59,580   2,533,645
    Komax Holding AG...................................    17,326   2,714,144
    Kudelski SA........................................   163,603   2,499,794
#   Liechtensteinische Landesbank AG...................    31,247   1,418,914
    Lonza Group AG.....................................    57,473   5,764,911
    MCH Group AG.......................................     4,620     309,406
#*  Meyer Burger Technology AG......................... 1,090,737  16,491,822
    Micronas Semiconductor Holding AG..................   100,278     804,553
    Mikron Holding AG..................................    38,875     325,494
    Mobimo Holding AG..................................    23,789   4,958,174
*   Orascom Development Holding AG.....................   109,261   1,812,958
    PubliGroupe AG.....................................     3,692     469,138
    Romande Energie Holding SA.........................     4,003   4,770,241
*   Schmolz + Bickenbach AG............................ 7,264,075   9,536,245
    Schweiter Technologies AG..........................       940     726,763
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................   382,940  25,245,385
    Siegfried Holding AG...............................    28,630   5,116,752
    St Galler Kantonalbank AG..........................     9,903   3,831,381
    Swiss Life Holding AG..............................   208,691  44,916,273
    Swisslog Holding AG................................   286,563     358,073
    Tamedia AG.........................................       398      50,480
*   Tornos Holding AG..................................    42,112     224,301
    Valartis Group AG..................................     4,409     100,988
    Valiant Holding AG.................................    71,626   6,958,903
    Valora Holding AG..................................    37,135   9,558,151
    Vaudoise Assurances Holding SA Class B.............    21,719   9,354,523
    Verwaltungs- und Privat-Bank AG....................    37,437   3,871,503
    Vetropack Holding AG...............................       298     591,300
    Vontobel Holding AG................................    84,682   3,186,180
    Zug Estates Holding AG.............................       156     203,997

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG..............................         12 $     61,296
                                                                   ------------
TOTAL SWITZERLAND......................................             510,538,232
                                                                   ------------
UNITED KINGDOM -- (22.9%)
    Acal P.L.C.........................................    327,161    1,786,017
    African Barrick Gold P.L.C.........................    593,435    2,129,680
*   Aga Rangemaster Group P.L.C........................  1,951,519    5,219,972
    Alent P.L.C........................................  5,694,760   29,255,738
    Alumasc Group P.L.C................................    575,307    1,341,814
*   Amberley Group P.L.C...............................     71,000           --
    Amlin P.L.C........................................ 11,024,189   75,700,247
    Anglo Pacific Group P.L.C..........................  1,280,994    3,870,714
    Anglo-Eastern Plantations..........................    241,403    2,642,581
    Ashtead Group P.L.C................................  9,310,642  120,629,728
    Avesco Group, Ltd..................................     84,124      168,609
    Barratt Developments P.L.C......................... 23,304,329  144,884,229
    BBA Aviation P.L.C.................................  1,446,324    7,334,765
    Beazley P.L.C...................................... 12,470,827   52,278,373
    Bellway P.L.C......................................  3,448,205   87,959,786
    Berendsen P.L.C....................................    747,291   11,341,967
    Bloomsbury Publishing P.L.C........................     81,160      229,834
    Bodycote P.L.C.....................................  5,021,077   53,504,882
    Boot Henry P.L.C...................................  1,143,997    4,065,928
    Bovis Homes Group P.L.C............................  3,855,116   52,091,926
    Braemar Shipping Services P.L.C....................      1,546       12,812
    British Polythene Industries P.L.C.................    319,936    3,234,377
#   Bwin.Party Digital Entertainment P.L.C.............  1,058,674    1,989,329
*   Cairn Energy P.L.C.................................  1,365,015    4,840,744
    Camellia P.L.C.....................................      2,629      386,841
    Cape P.L.C.........................................    205,431      906,884
    Capital & Regional P.L.C...........................  5,344,220    4,173,879
    Carclo P.L.C.......................................     14,769       39,862
    Carillion P.L.C....................................  3,315,763   18,560,663
    Carr's Milling Industries P.L.C....................     45,502    1,332,030
    Castings P.L.C.....................................    435,213    3,189,881
    Catlin Group, Ltd..................................  9,072,341   78,574,712
#   Centaur Media P.L.C................................    131,854      144,428
    Chemring Group P.L.C...............................     99,744      394,285
    Chesnara P.L.C.....................................    217,902    1,234,477
    Chime Communications P.L.C.........................    186,985    1,066,802
    Close Brothers Group P.L.C.........................  1,704,269   37,089,859
*   Coalfield Resources P.L.C..........................    911,673       91,696
*   Colt Group SA......................................  5,697,536   11,830,131
#   Communisis P.L.C...................................  2,806,381    3,202,668
    Computacenter P.L.C................................  1,910,955   20,333,358
    Creston P.L.C......................................    187,426      290,250
    CSR P.L.C..........................................  4,886,688   53,046,484
    Daejan Holdings P.L.C..............................     79,784    6,351,354
    Dairy Crest Group P.L.C............................    661,765    5,634,218
    Debenhams P.L.C....................................  2,582,723    3,138,923
    Development Securities P.L.C.......................  2,540,344   10,239,990
*   Dixons Retail P.L.C................................ 75,785,809   54,332,910
    Drax Group P.L.C...................................    269,252    3,589,033

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    DS Smith P.L.C..................................... 15,172,280 $ 81,697,556
    easyJet P.L.C......................................  2,331,895   62,983,715
    Elementis P.L.C....................................  3,916,592   16,418,962
*   EnQuest P.L.C......................................    231,181      492,314
*   Enterprise Inns P.L.C.............................. 11,707,291   30,932,144
*   Essar Energy P.L.C.................................  2,019,787    1,922,130
*   Exillon Energy P.L.C...............................    564,716    1,324,992
    F&C Asset Management P.L.C......................... 11,435,011   23,380,106
    Ferrexpo P.L.C.....................................     21,253       52,923
*   Findel P.L.C.......................................      3,863       18,424
*   Firstgroup P.L.C...................................  1,181,667    2,582,431
    Fortune Oil P.L.C..................................     30,128        4,312
*   Future P.L.C.......................................  1,768,908      457,559
    Galliford Try P.L.C................................    779,555   14,985,055
*   Gem Diamonds, Ltd..................................  1,991,383    5,185,466
    Grafton Group P.L.C................................  1,749,481   17,106,356
    Greene King P.L.C..................................  4,908,532   69,093,145
*   Hardy Oil & Gas P.L.C..............................     78,909      105,365
    Harvey Nash Group P.L.C............................    660,735    1,167,645
    Helical Bar P.L.C..................................  2,462,462   14,043,951
*   Heritage Oil P.L.C.................................  2,612,012    8,035,431
    Hiscox, Ltd........................................  9,603,622  100,539,361
    Home Retail Group P.L.C............................ 17,508,245   51,465,508
    Hunting P.L.C......................................     31,124      385,194
    Huntsworth P.L.C...................................  3,242,574    3,755,615
    Inchcape P.L.C.....................................  8,776,728   84,108,759
    Intermediate Capital Group P.L.C...................  2,324,248   15,766,583
*   International Ferro Metals, Ltd....................  1,960,461      346,999
    Interserve P.L.C...................................    499,652    4,997,198
*   IP Group...........................................      8,431        1,469
*   IP Group P.L.C.....................................    208,807      601,734
#*  JKX Oil & Gas P.L.C................................    391,101      458,996
#*  Johnston Press P.L.C...............................  9,581,891    3,781,075
    Keller Group P.L.C.................................    553,628   10,775,057
    Laird P.L.C........................................  3,501,358   18,632,024
*   Lamprell P.L.C.....................................    493,889    1,162,138
    Lancashire Holdings, Ltd...........................  1,128,650   13,976,027
    Lavendon Group P.L.C...............................  1,928,013    6,227,345
#*  Lonmin P.L.C.......................................  3,762,001   18,900,092
    Lookers P.L.C......................................    257,901      536,080
    Low & Bonar P.L.C..................................  3,354,294    4,770,447
    Man Group P.L.C.................................... 10,173,324   13,621,578
    Management Consulting Group P.L.C..................  3,190,021    1,363,050
    Marshalls P.L.C....................................  1,529,098    4,433,894
    Marston's P.L.C.................................... 13,861,464   34,144,807
    Mecom Group P.L.C..................................    284,847      548,805
    Meggitt P.L.C......................................  4,813,743   40,812,629
    Millennium & Copthorne Hotels P.L.C................  4,813,561   44,675,331
*   Mitchells & Butlers P.L.C..........................  5,754,583   42,522,860
    MJ Gleeson Group P.L.C.............................    647,169    4,317,643
    Mondi P.L.C........................................  4,923,683   74,507,584
    Morgan Sindall Group P.L.C.........................     97,878    1,280,030
*   Mothercare P.L.C...................................    176,010      757,363

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    MS International P.L.C.............................     51,243 $    163,342
    National Express Group P.L.C.......................  3,523,732   16,877,547
#*  New World Resources P.L.C. Class A.................     32,193       27,048
    Northgate P.L.C....................................  2,583,495   23,767,903
    Novae Group P.L.C..................................    616,957    5,785,756
    Pace P.L.C.........................................  1,127,260    6,616,429
    Panther Securities P.L.C...........................     34,430      178,371
    Pendragon P.L.C....................................  6,015,813    3,381,083
    Persimmon P.L.C....................................  7,739,467  166,763,166
*   Petra Diamonds, Ltd................................     21,276       48,232
#   Petropavlovsk P.L.C................................    898,784    1,028,743
    Phoenix Group Holdings.............................    914,410   11,014,210
    Phoenix IT Group, Ltd..............................     16,230       30,502
#*  Premier Foods P.L.C................................  5,556,670   13,041,691
*   Punch Taverns P.L.C................................  9,491,987    2,260,532
    PV Crystalox Solar P.L.C...........................    131,337       39,590
*   Quintain Estates & Development P.L.C...............  7,596,061   12,416,789
    REA Holdings P.L.C.................................      1,354       10,430
    Redrow P.L.C.......................................  5,600,709   29,864,896
*   Renold P.L.C.......................................  1,175,797    1,062,027
    RPS Group P.L.C....................................    510,201    2,853,192
    S&U P.L.C..........................................      4,296      125,846
*   Salamander Energy P.L.C............................  1,363,504    2,376,098
*   Severfield-Rowen P.L.C.............................    287,223      282,575
    Shanks Group P.L.C.................................  5,901,551   11,277,171
    SIG P.L.C.......................................... 14,208,459   45,707,158
    Soco International P.L.C...........................      4,271       28,895
    Speedy Hire P.L.C..................................  2,736,196    2,896,560
    Spirit Pub Co. P.L.C............................... 11,153,659   15,264,860
*   Sportech P.L.C.....................................    132,623      199,419
    St Ives P.L.C......................................  2,304,784    7,253,873
    ST Modwen Properties P.L.C.........................  3,947,845   24,915,250
    Taylor Wimpey P.L.C................................ 76,091,760  140,045,564
*   Thomas Cook Group P.L.C............................ 27,192,996   80,362,900
    Travis Perkins P.L.C...............................  4,807,395  137,170,615
    Treatt P.L.C.......................................     23,754      284,053
    Trifast P.L.C......................................    888,900    1,168,688
#*  Trinity Mirror P.L.C...............................  7,644,285   22,364,387
    TT electronics P.L.C...............................  2,534,061    8,602,431
    TUI Travel P.L.C...................................  3,538,913   24,719,841
    Tullett Prebon P.L.C...............................     12,661       68,879
    UTV Media P.L.C....................................      1,877        8,024
    Vedanta Resources P.L.C............................     12,652      167,246
    Vesuvius P.L.C.....................................  5,951,466   43,730,375
    Vislink P.L.C......................................    338,887      231,061
    Vp P.L.C...........................................    315,426    3,494,000
*   William Ransom & Son Holding P.L.C.................     65,000           --

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
UNITED KINGDOM -- (Continued)
      Xchanging P.L.C..............................   1,136,112 $     3,330,896
                                                                ---------------
TOTAL UNITED KINGDOM...............................               2,815,161,071
                                                                ---------------
TOTAL COMMON STOCKS................................              11,351,328,422
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
*     Valneva SE...................................      13,627           6,456
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG.................................      41,929              --
                                                                ---------------
SINGAPORE -- (0.0%)
*     Falcon Energy Group, Ltd.....................      17,300             677
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                         677
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund...............  81,244,598     940,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $6,114,733 GNMA 3.50%,
        09/20/42, valued at $5,496,075) to be
        repurchased at $5,388,318.................. $     5,388       5,388,309
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL................                 945,388,309
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,117,135,750)^^.........................             $12,296,723,864
                                                                ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Australia........... $          703 $   574,279,383   --    $   574,280,086
    Austria.............             --      94,170,869   --         94,170,869
    Belgium.............        780,609      98,392,663   --         99,173,272
    Canada..............    987,864,759         715,448   --        988,580,207
    China...............             --       5,186,661   --          5,186,661
    Colombia............         13,498              --   --             13,498
    Denmark.............             --     203,525,370   --        203,525,370
    Finland.............             --     286,649,861   --        286,649,861
    France..............         38,853     444,066,499   --        444,105,352
    Germany.............      4,963,830     631,679,521   --        636,643,351
    Greece..............             --       6,814,212   --          6,814,212
    Hong Kong...........          7,518     269,745,839   --        269,753,357
    Ireland.............             --      52,714,823   --         52,714,823
    Israel..............             --      87,662,407   --         87,662,407
    Italy...............             --     353,044,804   --        353,044,804
    Japan...............      5,081,703   2,536,078,398   --      2,541,160,101
    Netherlands.........             --     239,956,288   --        239,956,288
    New Zealand.........             --      39,670,584   --         39,670,584
    Norway..............      4,518,056     116,640,447   --        121,158,503
    Portugal............             --      58,588,808   --         58,588,808
    Singapore...........             --     173,873,537   --        173,873,537
    Spain...............             --     327,744,288   --        327,744,288
    Sweden..............             --     421,158,880   --        421,158,880
    Switzerland.........             --     510,538,232   --        510,538,232
    United Kingdom......      1,167,645   2,813,993,426   --      2,815,161,071
 Preferred Stocks
    France..............             --           6,456   --              6,456
 Rights/Warrants
    Austria.............             --              --   --                 --
    Singapore...........             --             677   --                677
 Securities Lending
   Collateral...........             --     945,388,309   --        945,388,309
                         -------------- ---------------   --    ---------------
 TOTAL.................. $1,004,437,174 $11,292,286,690   --    $12,296,723,864
                         ============== ===============   ==    ===============

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (91.4%)
AUSTRALIA -- (5.8%)
    Adelaide Brighton, Ltd............................. 154,024 $  509,720
*   Aditya Birla Minerals, Ltd.........................  33,991      9,956
*   AED Oil, Ltd.......................................  28,704         --
    Ainsworth Game Technology, Ltd.....................  12,416     45,900
*   AJ Lucas Group, Ltd................................   9,790     10,085
*   Alkane Resources, Ltd..............................   6,922      2,593
#   ALS Ltd/Queensland.................................  29,058    202,915
*   Alumina, Ltd....................................... 887,683    984,502
*   Alumina, Ltd. Sponsored ADR........................     900      3,933
    Amalgamated Holdings, Ltd..........................  29,399    208,690
#   Amcom Telecommunications, Ltd......................  38,228     66,431
    Amcor, Ltd.........................................  35,397    332,035
    AMP, Ltd........................................... 166,216    620,424
#   Ansell, Ltd........................................  20,025    335,676
*   Antares Energy, Ltd................................  43,975     19,820
    AP Eagers, Ltd.....................................  23,424    106,863
    APA Group..........................................  31,461    164,840
#*  APN News & Media, Ltd..............................  98,160     40,463
#*  Aquarius Platinum, Ltd.............................  33,735     22,407
#*  Aquila Resources, Ltd..............................  28,745     60,939
    ARB Corp., Ltd.....................................   5,487     52,944
    Aristocrat Leisure, Ltd............................  45,027    179,319
    Arrium, Ltd........................................ 559,000    759,976
    Asciano, Ltd....................................... 270,029  1,325,265
*   ASG Group, Ltd.....................................  29,214     11,981
    ASX, Ltd...........................................   8,599    267,784
#   Atlas Iron, Ltd.................................... 342,234    300,143
*   Aurora Oil & Gas, Ltd..............................  75,014    179,364
#   Ausdrill, Ltd......................................  89,820     70,665
    Ausenco, Ltd.......................................  42,031     25,665
#*  Austal, Ltd........................................  31,664     23,524
    Austbrokers Holdings, Ltd..........................   8,522     84,246
#   Austin Engineering, Ltd............................   3,342     10,390
    Australia & New Zealand Banking Group, Ltd......... 122,194  3,218,620
*   Australian Agricultural Co., Ltd................... 157,340    163,282
    Australian Infrastructure Fund.....................  27,847        170
    Australian Pharmaceutical Industries, Ltd..........  53,097     27,635
#   Automotive Holdings Group, Ltd.....................  53,543    175,559
    Aveo Group.........................................  43,975     81,823
*   AWE, Ltd........................................... 237,537    269,460
#   Bank of Queensland, Ltd............................ 101,286  1,010,077
    BC Iron, Ltd.......................................  28,373    127,869
    Beach Energy, Ltd.................................. 568,171    707,872
*   Beadell Resources, Ltd............................. 111,673     68,761
    Bega Cheese, Ltd...................................   6,775     28,661
    Bendigo and Adelaide Bank, Ltd..................... 137,353  1,393,919
#   Bentham IMF, Ltd...................................   9,076     14,160
    BHP Billiton, Ltd..................................  31,640  1,010,432
    BHP Billiton, Ltd. Sponsored ADR...................  10,469    669,493
*   Billabong International, Ltd....................... 133,822     70,445
    Blackmores, Ltd....................................   1,533     29,331

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
*   BlueScope Steel, Ltd............................... 136,925 $  646,839
#   Boart Longyear, Ltd................................ 161,114     66,236
#   Boral, Ltd......................................... 276,737  1,149,355
#   Bradken, Ltd.......................................  97,128    424,758
    Brambles, Ltd......................................  41,554    327,555
#   Breville Group, Ltd................................  14,865    105,736
    Brickworks, Ltd....................................  13,908    172,784
    BT Investment Management, Ltd......................  22,273    118,818
#   Cabcharge Australia, Ltd...........................  56,351    188,781
    Caltex Australia, Ltd..............................  20,543    347,841
#   Cardno, Ltd........................................  45,048    252,353
*   Carnarvon Petroleum, Ltd........................... 105,419      5,523
    carsales.com, Ltd..................................  30,330    239,337
#   Cash Converters International, Ltd................. 113,888     86,879
#   Cedar Woods Properties, Ltd........................   6,427     42,118
*   Centrebet International, Ltd. Claim Units..........   6,648         --
    Challenger, Ltd....................................  61,701    323,506
*   Citigold Corp., Ltd................................ 194,096      8,474
*   Coal of Africa, Ltd................................  24,372      2,735
    Coca-Cola Amatil, Ltd..............................  15,948    163,069
#   Cochlear, Ltd......................................   1,768     88,525
#*  Cockatoo Coal, Ltd................................. 343,367     10,329
*   Coffey International, Ltd..........................  53,206     10,944
    Commonwealth Bank of Australia.....................  24,869  1,614,655
    Computershare, Ltd.................................  17,185    167,896
    Crowe Horwath Australasia, Ltd.....................  29,289      6,531
    Crown Resorts, Ltd.................................  17,087    249,381
    CSG, Ltd...........................................  35,839     29,243
    CSR, Ltd........................................... 212,812    544,420
#*  Cudeco, Ltd........................................  10,487     13,373
*   Cue Energy Resources, Ltd..........................  31,448      3,725
*   Dart Energy, Ltd...................................   3,633        426
#   David Jones, Ltd................................... 188,572    493,240
    Decmil Group, Ltd..................................  44,845     76,687
*   Devine, Ltd........................................   2,971      2,138
*   Discovery Metals, Ltd..............................  11,417        427
#   Domino's Pizza Enterprises, Ltd....................   7,108    100,742
    Downer EDI, Ltd.................................... 187,455    807,563
#*  Drillsearch Energy, Ltd............................  58,137     73,452
    DuluxGroup, Ltd....................................  57,610    269,862
    Echo Entertainment Group, Ltd...................... 437,339    903,738
#*  Elders, Ltd........................................ 130,080     14,203
    Emeco Holdings, Ltd................................ 218,506     49,855
*   Energy Resources of Australia, Ltd.................  65,369     72,259
#*  Energy World Corp., Ltd............................ 238,480     75,972
    Envestra, Ltd......................................  82,141     81,993
    ERM Power, Ltd.....................................   6,408     14,411
    Euroz, Ltd.........................................   1,190      1,258
#   Evolution Mining, Ltd.............................. 113,903     62,337
#   Fairfax Media, Ltd................................. 927,563    542,525
*   FAR, Ltd........................................... 557,529     18,969
    Finbar Group, Ltd..................................  18,455     25,842
#   Fleetwood Corp., Ltd...............................  10,971     27,635

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
    FlexiGroup, Ltd....................................    55,831 $  197,525
#   Flight Centre Travel Group, Ltd....................     3,479    144,176
#*  Focus Minerals, Ltd................................ 1,266,046     12,348
#   Forge Group, Ltd...................................    32,407     20,317
#   Fortescue Metals Group, Ltd........................    36,960    171,437
    Funtastic, Ltd.....................................    27,420      3,841
    Goodman Fielder, Ltd...............................   762,944    454,491
    GrainCorp, Ltd. Class A............................    35,906    238,567
#   Grange Resources, Ltd..............................   122,656     28,936
*   Gryphon Minerals, Ltd..............................     9,576      1,476
#   GUD Holdings, Ltd..................................    31,454    172,678
#*  Gunns, Ltd.........................................    75,334         --
    GWA Group, Ltd.....................................    90,077    236,085
#   Harvey Norman Holdings, Ltd........................   176,908    463,404
    Helloworld, Ltd....................................    13,926      4,380
    HFA Holdings, Ltd..................................    18,498     15,527
*   Highlands Pacific, Ltd.............................     3,557        219
*   Hillgrove Resources, Ltd...........................   159,287     12,058
    Hills Holdings, Ltd................................    81,191    124,445
#*  Horizon Oil, Ltd...................................   329,531     96,494
#   iiNET, Ltd.........................................    39,024    229,808
#   Iluka Resources, Ltd...............................    30,559    233,295
    Imdex, Ltd.........................................    49,768     28,711
    Incitec Pivot, Ltd.................................   574,779  1,435,774
    Independence Group NL..............................   118,603    340,744
#*  Infigen Energy.....................................   164,162     33,967
    Insurance Australia Group, Ltd.....................    77,608    371,733
#   Invocare, Ltd......................................    12,213    112,215
    IOOF Holdings, Ltd.................................    43,255    333,343
    Iress, Ltd.........................................    17,145    134,900
    James Hardie Industries P.L.C......................    17,228    194,722
    James Hardie Industries P.L.C. Sponsored ADR.......       100      5,603
#   JB Hi-Fi, Ltd......................................    17,162    270,154
*   Kagara, Ltd........................................    52,508      1,057
#   Kingsgate Consolidated, Ltd........................    33,858     32,328
#   Leighton Holdings, Ltd.............................     8,095    116,342
    Lend Lease Group...................................   182,266  1,678,978
*   Linc Energy, Ltd.(B12CM37).........................   101,581     81,962
#*  Linc Energy, Ltd.(BHB1P05).........................         2          2
#*  Lynas Corp., Ltd...................................    90,195     22,499
#   M2 Group, Ltd......................................    16,040     86,828
    MACA, Ltd..........................................     1,247      2,770
*   Macmahon Holdings, Ltd.............................   239,512     28,344
    Macquarie Atlas Roads Group........................    27,728     68,461
    Macquarie Group, Ltd...............................    34,963  1,649,357
#   Magellan Financial Group, Ltd......................     4,878     48,092
*   Matrix Composites & Engineering, Ltd...............     4,880      4,688
#   MaxiTRANS Industries, Ltd..........................    31,085     34,558
#*  Mayne Pharma Group, Ltd............................    78,756     50,756
    McMillan Shakespeare, Ltd..........................     3,935     40,919
#   McPherson's, Ltd...................................    18,083     21,176
*   Medusa Mining, Ltd.................................    18,870     31,307
    Melbourne IT, Ltd..................................    24,889     30,711

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
*   MEO Australia, Ltd.................................   3,261 $      135
    Mermaid Marine Australia, Ltd......................  51,128    130,995
*   Metals X, Ltd......................................  38,119      6,488
#   Metcash, Ltd....................................... 135,058    356,403
    Mincor Resources NL................................  50,636     25,665
*   Mineral Deposits, Ltd..............................  28,317     55,716
    Mineral Resources, Ltd.............................  49,020    482,705
#   Monadelphous Group, Ltd............................  10,844    151,298
    Mortgage Choice, Ltd...............................  37,287     95,009
    Mount Gibson Iron, Ltd............................. 292,783    268,150
#   Myer Holdings, Ltd................................. 258,248    571,085
    National Australia Bank, Ltd....................... 100,779  2,929,806
#   Navitas, Ltd.......................................  27,790    164,459
*   Neon Energy, Ltd................................... 216,621      7,784
    New Hope Corp., Ltd................................  15,453     47,308
    Newcrest Mining, Ltd...............................  83,034    684,881
#*  Newsat, Ltd........................................  43,072     17,538
*   Nexus Energy, Ltd.................................. 247,654     12,779
    NIB Holdings, Ltd..................................  54,719    121,102
    Nick Scali, Ltd....................................   5,910     14,992
    Northern Star Resources, Ltd.......................  87,482     65,837
    NRW Holdings, Ltd.................................. 133,122    146,025
#   Nufarm, Ltd........................................  87,859    298,632
    Oakton, Ltd........................................  52,096     72,028
    Oil Search, Ltd....................................  26,128    183,567
    Orica, Ltd.........................................  17,610    362,489
    Origin Energy, Ltd................................. 193,618  2,366,150
*   Orora, Ltd.........................................  35,397     39,651
    OrotonGroup, Ltd...................................     846      3,110
*   Otto Energy, Ltd...................................  72,021      5,774
    OZ Minerals, Ltd................................... 117,520    360,455
    Pacific Brands, Ltd................................ 392,183    209,358
#*  Paladin Energy, Ltd................................ 256,235    112,943
#   PanAust, Ltd....................................... 233,335    330,460
    Panoramic Resources, Ltd...........................  77,236     16,171
    Patties Foods, Ltd.................................  17,109     20,970
*   Peet, Ltd..........................................  39,333     47,248
    Perpetual, Ltd.....................................   5,034    207,183
#*  Pharmaxis, Ltd.....................................  16,670      1,903
*   Phosphagenics, Ltd.................................  15,812      1,597
    Platinum Asset Management, Ltd.....................  12,467     74,171
*   Platinum Australia, Ltd............................  59,641        315
*   PMP, Ltd...........................................  31,929     12,296
    Premier Investments, Ltd...........................  47,499    316,290
*   Prima Biomed, Ltd..................................  75,579      3,281
    Primary Health Care, Ltd........................... 214,581    932,114
    Prime Media Group, Ltd.............................  26,352     23,007
    Programmed Maintenance Services, Ltd...............  53,595    144,517
#*  Qantas Airways, Ltd................................ 387,643    371,186
    QBE Insurance Group, Ltd...........................  89,070    894,780
    Qube Holdings, Ltd.................................   5,624     10,237
#*  Ramelius Resources, Ltd............................  55,377      5,900
    Ramsay Health Care, Ltd............................   3,906    149,979

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    RCR Tomlinson, Ltd.................................  49,242 $  132,429
    REA Group, Ltd.....................................   2,598     92,333
*   Recall Holdings, Ltd...............................   5,686     22,343
#   Reckon, Ltd........................................   9,140     17,289
#*  Red Fork Energy, Ltd...............................  57,145     10,974
    Redflex Holdings, Ltd..............................  15,216     16,393
    Reece Australia, Ltd...............................     839     24,637
*   Regional Express Holdings, Ltd.....................   3,539      2,807
    Regis Resources, Ltd...............................  45,208    104,646
#   Reject Shop, Ltd. (The)............................   5,498     53,973
*   Resolute Mining, Ltd............................... 367,866    171,279
    Retail Food Group, Ltd.............................  26,425     96,969
    Ridley Corp., Ltd..................................  96,363     67,889
    Rio Tinto, Ltd.....................................  11,548    656,182
*   Roc Oil Co., Ltd................................... 324,074    130,233
    Ruralco Holdings, Ltd..............................   5,076     14,564
#   SAI Global, Ltd....................................  58,423    191,724
    Salmat, Ltd........................................  16,043     29,480
*   Samson Oil & Gas, Ltd. Sponsored ADR...............  10,577      5,183
*   Sandfire Resources NL..............................   9,369     47,183
    Santos, Ltd........................................ 170,274  1,989,447
*   Saracen Mineral Holdings, Ltd...................... 168,889     40,744
    Sedgman, Ltd.......................................  31,588     16,599
#   Seek, Ltd..........................................   9,124     99,041
    Select Harvests, Ltd...............................  11,988     60,456
*   Senex Energy, Ltd.................................. 281,508    161,840
    Servcorp, Ltd......................................   6,641     24,539
    Service Stream, Ltd................................   6,776      1,487
#   Seven Group Holdings, Ltd..........................  54,038    367,037
    Seven West Media, Ltd.............................. 261,604    500,967
    Sigma Pharmaceuticals, Ltd......................... 458,195    238,406
*   Silex Systems, Ltd.................................  12,982     23,522
#*  Silver Lake Resources, Ltd.........................  31,055     16,125
*   Sims Metal Management, Ltd.........................  90,029    817,345
#   Sirtex Medical, Ltd................................   7,001     86,400
    Skilled Group, Ltd.................................  74,976    187,147
    Slater & Gordon, Ltd...............................  19,395     74,698
#   SMS Management & Technology, Ltd...................  27,206     96,132
    Sonic Healthcare, Ltd..............................  29,778    429,815
    Southern Cross Media Group, Ltd.................... 228,397    313,545
    SP AusNet..........................................  75,503     82,114
    Spark Infrastructure Group......................... 128,152    184,062
#   Specialty Fashion Group, Ltd.......................  16,869     12,779
#*  St Barbara, Ltd.................................... 148,747     39,330
#*  Starpharma Holdings, Ltd...........................   7,460      5,228
*   Strike Energy, Ltd.................................  47,572      3,954
    STW Communications Group, Ltd...................... 144,818    183,685
    Suncorp Group, Ltd................................. 170,193  1,809,205
*   Sundance Energy Australia, Ltd.....................  30,669     27,356
    Sunland Group, Ltd.................................  26,250     36,240
    Super Retail Group, Ltd............................  15,790    147,972
    Sydney Airport.....................................  37,045    127,762
    Tabcorp Holdings, Ltd.............................. 284,074    858,212

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRALIA -- (Continued)
*   Tap Oil, Ltd.......................................  84,108 $    36,852
    Tassal Group, Ltd..................................  48,037     138,975
    Tatts Group, Ltd................................... 478,673   1,251,298
    Technology One, Ltd................................  25,124      47,747
#*  Ten Network Holdings, Ltd.......................... 739,556     230,157
    TFS Corp., Ltd.....................................  42,008      43,043
    Thorn Group, Ltd...................................   3,330       5,914
*   Tiger Resources, Ltd............................... 216,980      70,962
#   Toll Holdings, Ltd................................. 240,423   1,174,148
    Tox Free Solutions, Ltd............................  41,221     120,205
    TPG Telecom, Ltd...................................  31,955     150,936
    Transfield Services, Ltd........................... 152,795     106,352
*   Transpacific Industries Group, Ltd................. 458,967     447,875
#   Treasury Wine Estates, Ltd......................... 216,973     694,042
#*  Troy Resources, Ltd................................  17,626      17,131
#   UGL, Ltd...........................................  71,764     439,663
*   Unity Mining, Ltd..................................  19,146         630
    UXC, Ltd........................................... 121,625     112,432
    Village Roadshow, Ltd..............................  26,871     166,486
#*  Virgin Australia Holdings, Ltd.(B43DQC7)........... 513,895     155,329
*   Virgin Australia Holdings, Ltd.().................. 272,729          --
#*  Vision Eye Institute, Ltd..........................  16,846       9,777
    Vocus Communications, Ltd..........................  10,777      30,155
#   Washington H Soul Pattinson & Co., Ltd.............  11,782     155,770
*   Watpac, Ltd........................................  27,998      25,281
    WDS, Ltd...........................................   1,417       1,065
#   Webjet, Ltd........................................  10,348      24,727
    Wesfarmers, Ltd....................................  44,780   1,643,063
#   Western Areas, Ltd.................................  58,991     136,863
    Westpac Banking Corp...............................  55,194   1,487,564
    Westpac Banking Corp. Sponsored ADR................  12,390     331,680
#*  Whitehaven Coal, Ltd............................... 116,793     183,329
    Wide Bay Australia, Ltd............................   3,475      17,586
    Woodside Petroleum, Ltd............................  28,719     939,248
    WorleyParsons, Ltd.................................  21,729     312,976
#   Wotif.com Holdings, Ltd............................  16,657      35,492
                                                                -----------
TOTAL AUSTRALIA........................................          73,019,164
                                                                -----------
AUSTRIA -- (0.5%)
*   A-TEC Industries AG................................   1,773          --
    Agrana Beteiligungs AG.............................     505      59,792
    Andritz AG.........................................   2,863     157,098
    Atrium European Real Estate, Ltd...................   5,591      31,375
    Austria Technologie & Systemtechnik AG.............   6,876      75,161
    CA Immobilien Anlagen AG...........................     920      16,003
    Conwert Immobilien Invest SE.......................   5,845      75,708
    Erste Group Bank AG................................  27,924   1,013,157
#   EVN AG.............................................   3,508      54,610
    Flughafen Wien AG..................................   2,930     235,624
    IMMOFINANZ AG......................................  47,292     223,058
    Kapsch TrafficCom AG...............................     698      38,529
#   Lenzing AG.........................................     716      43,318
    Mayr Melnhof Karton AG.............................   1,419     173,420

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    Oberbank AG........................................    693 $   46,275
    Oesterreichische Post AG...........................  5,353    246,701
    OMV AG............................................. 13,223    572,132
    Palfinger AG.......................................  1,797     75,430
    Raiffeisen Bank International AG................... 12,696    486,817
    RHI AG.............................................  4,303    140,955
    Rosenbauer International AG........................    230     19,220
    S IMMO AG..........................................  8,070     57,415
    Schoeller-Bleckmann Oilfield Equipment AG..........  1,539    160,678
    Semperit AG Holding................................  1,681     84,936
    Strabag SE.........................................  7,391    220,151
    Telekom Austria AG................................. 20,882    182,428
    UNIQA Insurance Group AG...........................  2,263     29,184
    Verbund AG.........................................  3,850     81,105
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  3,618    171,651
    Voestalpine AG.....................................  8,480    379,546
    Wienerberger AG.................................... 53,576    847,770
*   Wolford AG.........................................    299      7,343
    Zumtobel AG........................................  6,907    151,140
                                                               ----------
TOTAL AUSTRIA..........................................         6,157,730
                                                               ----------
BELGIUM -- (1.4%)
*   Ablynx NV..........................................  6,175     60,313
    Ackermans & van Haaren NV.......................... 10,812  1,167,743
    Ageas.............................................. 48,413  2,077,475
*   AGFA-Gevaert NV.................................... 75,049    221,437
    Anheuser-Busch InBev NV............................ 11,977  1,147,908
    Anheuser-Busch InBev NV Sponsored ADR..............  3,863    370,423
    Arseus NV.......................................... 11,223    400,837
    Atenor Group.......................................    168      8,269
    Banque Nationale de Belgique.......................     67    288,659
    Barco NV...........................................  5,707    432,269
    Belgacom SA........................................ 26,463    755,420
    Cie d'Entreprises CFE..............................  3,168    277,320
    Cie Immobiliere de Belgique SA.....................    301     15,458
    Cie Maritime Belge SA..............................  4,562    130,215
    Colruyt SA.........................................  2,575    146,076
    D'ieteren SA.......................................  8,597    411,948
*   Deceuninck NV...................................... 21,543     61,530
#   Delhaize Group SA.................................. 24,963  1,603,333
    Delhaize Group SA Sponsored ADR....................  7,423    474,924
#   Econocom Group..................................... 16,217    171,465
#   Elia System Operator SA............................  3,018    138,933
*   Euronav NV......................................... 11,102    145,343
    EVS Broadcast Equipment SA.........................  1,968    117,866
    Exmar NV........................................... 12,278    192,421
#*  Galapagos NV.......................................  3,780     91,347
*   Ion Beam Applications..............................  5,092     51,093
    KBC Groep NV....................................... 37,239  2,196,363
    Kinepolis Group NV.................................  1,125    178,565
#   Lotus Bakeries.....................................     28     28,228
    Melexis NV.........................................  2,604     90,178
    Mobistar SA........................................  1,523     28,765

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
BELGIUM -- (Continued)
    NV Bekaert SA...................................... 19,497 $   671,166
#   Nyrstar NV......................................... 61,549     236,273
*   Picanol............................................    305      10,477
    Recticel SA........................................  8,379      76,954
    Resilux............................................    516      68,858
*   Roularta Media Group NV............................    199       3,362
    Sioen Industries NV................................  3,689      44,020
    Sipef SA...........................................  1,388     107,456
    Solvay SA..........................................  8,184   1,142,665
    Telenet Group Holding NV...........................  2,095     124,444
    Tessenderlo Chemie NV..............................  7,222     187,899
#*  ThromboGenics NV...................................  3,604      90,905
    UCB SA.............................................  4,943     349,518
    Umicore SA......................................... 16,122     689,364
    Van de Velde NV....................................  2,695     134,967
*   Viohalco SA........................................ 25,814     130,557
                                                               -----------
TOTAL BELGIUM..........................................         17,551,009
                                                               -----------
CANADA -- (7.9%)
#*  5N Plus, Inc....................................... 17,615      44,126
    Aastra Technologies, Ltd...........................  2,300      88,304
    Absolute Software Corp.............................  7,651      48,843
#   Acadian Timber Corp................................  1,693      20,065
*   Advantage Oil & Gas, Ltd........................... 74,652     303,635
    Aecon Group, Inc................................... 30,473     423,544
#   AG Growth International, Inc.......................  2,860     119,767
    AGF Management, Ltd. Class B....................... 32,923     336,990
    Agnico Eagle Mines, Ltd.(2009823)..................  5,661     176,171
    Agnico Eagle Mines, Ltd.(008474108)................ 28,289     879,222
    Agrium, Inc........................................  5,000     435,960
    Aimia, Inc......................................... 36,290     629,515
*   Ainsworth Lumber Co., Ltd.......................... 24,449      88,686
    Akita Drilling, Ltd. Class A.......................    900      12,032
    Alacer Gold Corp................................... 97,987     206,751
#   Alamos Gold, Inc.(2411707).........................  4,796      44,009
*   Alamos Gold, Inc.(011527108)....................... 12,700     116,459
#   Alaris Royalty Corp................................  1,860      40,899
#*  Alexco Resource Corp............................... 12,984      20,984
    Algoma Central Corp................................  1,740      24,262
#   Algonquin Power & Utilities Corp................... 56,401     369,170
    Alliance Grain Traders, Inc........................  8,412     134,894
#   AltaGas, Ltd.......................................  8,600     319,831
#*  Alterra Power Corp................................. 14,500       3,776
    Altus Group, Ltd................................... 10,000     147,834
*   Alvopetro Energy, Ltd.............................. 34,034      33,614
*   Amerigo Resources, Ltd............................. 23,684       9,463
    Amica Mature Lifestyles, Inc.......................  5,700      40,943
*   Anderson Energy, Ltd............................... 22,450       3,024
#   ARC Resources, Ltd................................. 10,417     271,707
*   Argonaut Gold, Inc................................. 65,566     295,525
    Arsenal Energy, Inc................................  1,950       8,754
#*  Artek Exploration, Ltd............................. 14,249      46,953
    Atco, Ltd. Class I.................................  2,500     111,919

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
#*  Athabasca Oil Corp................................. 125,900 $  903,202
*   Atrium Innovations, Inc............................   7,737    166,584
*   ATS Automation Tooling Systems, Inc................  23,924    298,580
#   AuRico Gold, Inc................................... 111,567    511,881
    AutoCanada, Inc....................................   1,200     42,451
#*  Avigilon Corp......................................   2,500     71,987
    Axia NetMedia Corp.................................   6,400     15,458
*   B2Gold Corp........................................ 323,700    764,383
#   Badger Daylighting, Ltd............................   6,000    166,950
#*  Ballard Power Systems, Inc.........................  16,800     35,599
#   Bank of Montreal(2076009)..........................  15,794    965,153
    Bank of Montreal(063671101)........................   5,072    309,798
    Bank of Nova Scotia(064149107).....................  13,121    719,556
    Bank of Nova Scotia(2076281).......................   6,849    375,734
*   Bankers Petroleum, Ltd............................. 128,781    494,889
    Barrick Gold Corp.(067901108)......................  43,692    842,382
    Barrick Gold Corp.(2024644)........................   9,774    188,328
*   Bauer Performance Sports, Ltd......................   4,000     46,941
#   Baytex Energy Corp.(B4VGVM3).......................     900     32,857
    Baytex Energy Corp.(07317Q105).....................   1,098     40,055
#   Bell Aliant, Inc...................................   3,427     79,048
*   Bellatrix Exploration, Ltd.........................  48,102    344,650
*   Birchcliff Energy, Ltd.............................  45,947    348,599
#   Bird Construction, Inc.............................   4,259     50,171
#   Black Diamond Group, Ltd...........................   4,900    131,899
#*  BlackBerry, Ltd....................................  71,549    677,748
#*  BlackPearl Resources, Inc..........................  94,016    211,035
*   BNK Petroleum, Inc.................................  36,542     51,512
#   Bombardier, Inc. Class B...........................  44,360    160,114
    Bonavista Energy Corp..............................  54,153    713,774
#   Bonterra Energy Corp...............................   2,697    124,322
*   Boralex, Inc. Class A..............................   8,900     98,210
#*  Brigus Gold Corp...................................  60,593     59,301
*   Brookfield Residential Properties, Inc.............   4,535    102,582
    CAE, Inc...........................................  16,827    213,180
    Calfrac Well Services, Ltd.........................  11,764    314,974
    Calian Technologies, Ltd...........................   1,000     20,193
*   Calvalley Petroleums, Inc. Class A.................   9,805     14,614
    Cameco Corp........................................  30,249    642,868
#   Canaccord Genuity Group, Inc.......................  33,473    205,569
*   Canacol Energy, Ltd................................  29,015    181,317
    Canada Bread Co., Ltd..............................   1,900    119,246
#   Canadian Energy Services & Technology Corp.........   5,588    113,190
#   Canadian Imperial Bank of Commerce(2170525)........   4,351    338,196
    Canadian Imperial Bank of Commerce(136069101)......   1,001     77,798
    Canadian Natural Resources, Ltd.(136385101)........  42,168  1,381,002
    Canadian Natural Resources, Ltd.(2171573)..........  17,000    557,432
#   Canadian Oil Sands, Ltd............................  22,260    400,130
#   Canadian Tire Corp., Ltd. Class A..................  12,116  1,034,225
#   Canadian Western Bank..............................  23,100    755,585
    Canam Group, Inc. Class A..........................  14,000    172,588
    CanElson Drilling, Inc.............................  13,745     75,528
    Canexus Corp.......................................   6,800     35,107

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
CANADA -- (Continued)
*   Canfor Corp........................................  24,916 $641,384
    Canfor Pulp Products, Inc..........................  12,418  134,912
    CanWel Building Materials Group, Ltd...............  11,100   27,906
    Canyon Services Group, Inc.........................  13,638  131,757
    Capital Power Corp.................................   7,426  151,954
    Capstone Infrastructure Corp.......................  42,347  137,259
*   Capstone Mining Corp............................... 136,689  354,686
    Cascades, Inc......................................  31,391  193,349
*   Cash Store Financial Services, Inc. (The)..........     400      391
*   Catamaran Corp.....................................   1,904   92,573
*   Catamaran Corp.....................................   4,000  194,622
    Cathedral Energy Services, Ltd.....................  19,963   81,913
    CCL Industries, Inc. Class B.......................   7,234  521,887
*   Celestica, Inc.(2263362)...........................  70,411  698,578
*   Celestica, Inc.(15101Q108).........................   3,032   30,077
    Cenovus Energy, Inc.(B57FG04)......................   6,900  180,531
    Cenovus Energy, Inc.(15135U109)....................   2,807   73,403
    Centerra Gold, Inc.................................  38,865  150,400
*   Cequence Energy, Ltd...............................  54,192   83,690
#*  CGI Group, Inc. Class A(2159740)...................   7,471  229,211
*   CGI Group, Inc. Class A(39945C109).................   1,801   55,183
*   China Gold International Resources Corp., Ltd......  65,111  185,906
*   Chinook Energy, Inc................................  10,022   11,428
    Churchill Corp. Class A............................   5,050   42,894
#   CI Financial Corp..................................   3,939  123,006
#   Cineplex, Inc......................................   8,257  300,106
    Clairvest Group, Inc...............................     100    2,130
*   Claude Resources, Inc..............................  31,500    4,808
    Clearwater Seafoods, Inc...........................     400    2,995
    Cogeco Cable, Inc..................................   5,406  246,916
    Cogeco, Inc........................................     371   16,309
    Colabor Group, Inc.................................   7,067   32,170
*   COM DEV International, Ltd.........................  30,513  112,052
    Computer Modelling Group, Ltd......................   2,632   65,295
*   Connacher Oil and Gas, Ltd......................... 159,621   30,814
    Constellation Software, Inc........................     300   64,466
    Contrans Group, Inc. Class A.......................   3,331   40,107
#*  Copper Mountain Mining Corp........................  27,218   38,124
    Corby Spirit and Wine, Ltd.........................   2,450   44,457
#*  Corridor Resources, Inc............................  12,900   15,636
#   Corus Entertainment, Inc. Class B..................  26,100  579,531
    Cott Corp.(22163N106)..............................   4,928   38,734
    Cott Corp.(2228952)................................  38,160  300,141
#   Crescent Point Energy Corp.........................   8,000  276,687
*   Crew Energy, Inc...................................  66,491  432,826
*   Crocotta Energy, Inc...............................  25,080   66,880
#   Davis + Henderson Corp.............................  16,978  426,527
*   DeeThree Exploration, Ltd..........................  19,816  164,399
*   Delphi Energy Corp.................................  70,437  142,929
#*  Denison Mines Corp................................. 118,547  166,046
*   Descartes Systems Group, Inc. (The)................   9,080  130,442
#   DHX Media, Ltd.....................................  11,800   50,325
    DirectCash Payments, Inc...........................   1,200   20,148

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Dollarama, Inc.....................................   1,633 $  123,162
*   Dominion Diamond Corp.(B95LX89)....................  18,256    265,870
*   Dominion Diamond Corp.(257287102)..................  15,209    220,987
    Dorel Industries, Inc. Class B.....................  13,011    472,894
#*  DragonWave, Inc....................................   6,969     10,762
*   Dundee Precious Metals, Inc........................  29,945    107,278
*   Dynasty Metals & Mining, Inc.......................   1,882      1,825
    E-L Financial Corp., Ltd...........................     111     70,213
#   Eldorado Gold Corp................................. 104,110    661,817
#   Emera, Inc.........................................   2,100     59,149
    Empire Co., Ltd....................................   6,100    389,359
#   Enbridge Income Fund Holdings, Inc.................   4,401     97,642
    Encana Corp........................................  13,705    246,352
#*  Endeavour Silver Corp..............................  34,121    148,585
    Enerflex, Ltd......................................   2,500     34,792
*   Energy Fuels, Inc..................................   5,605     44,240
    Enerplus Corp.(292766102)..........................  39,001    705,138
#   Enerplus Corp.(B584T89)............................  20,415    369,532
    Enghouse Systems, Ltd..............................   1,800     54,174
    Ensign Energy Services, Inc........................  37,373    551,996
#*  Epsilon Energy, Ltd................................  14,550     48,075
    Equal Energy, Ltd..................................   9,801     51,392
    Equitable Group, Inc...............................   2,250     96,525
*   Equity Financial Holdings, Inc.....................     800      8,440
*   Essential Energy Services Trust....................  59,621    133,294
    Evertz Technologies, Ltd...........................   2,800     43,493
*   Excellon Resources, Inc............................   5,300      6,186
#   Exchange Income Corp...............................   1,600     32,208
    Exco Technologies, Ltd.............................   5,657     42,462
#*  EXFO, Inc..........................................   7,513     32,582
#   Extendicare, Inc...................................  20,181    129,376
    Fairfax Financial Holdings, Ltd....................   3,937  1,515,060
    Finning International, Inc.........................  14,310    346,267
    First Capital Realty, Inc..........................   6,035     94,772
*   First Majestic Silver Corp.(2833583)...............  12,400    129,483
*   First Majestic Silver Corp.(32076V103).............  15,396    160,734
    First National Financial Corp......................     600     12,164
    First Quantum Minerals, Ltd........................  93,427  1,671,830
    FirstService Corp..................................   4,219    170,162
#*  Fortress Paper, Ltd. Class A.......................   2,299      8,009
*   Fortuna Silver Mines, Inc..........................  55,988    202,587
*   Fortune Minerals, Ltd..............................     800        284
    Franco-Nevada Corp.................................   4,300    208,678
    Gamehost, Inc......................................   1,632     21,276
#*  Gasfrac Energy Services, Inc.......................   5,600      8,849
*   Genesis Land Development Corp......................   8,400     26,020
    Genworth MI Canada, Inc............................  17,365    519,352
#   George Weston, Ltd.................................   3,972    276,640
    Gibson Energy, Inc.................................   8,700    211,534
    Gildan Activewear, Inc.............................   6,523    347,776
    Glacier Media, Inc.................................   3,000      3,771
    Glentel, Inc.......................................     400      4,687
    Gluskin Sheff + Associates, Inc....................   3,300     84,800

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
CANADA -- (Continued)
*   GLV, Inc. Class A..................................   8,028 $ 30,634
    GMP Capital, Inc...................................  20,353  132,854
    Goldcorp, Inc.(380956409)..........................  23,766  591,536
    Goldcorp, Inc.(2676302)............................  14,911  372,055
#*  Golden Star Resources, Ltd.........................  73,980   45,168
*   Gran Tierra Energy, Inc.(38500T101)................   1,100    8,305
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 125,255  945,809
*   Great Canadian Gaming Corp.........................  14,900  185,288
#   Great-West Lifeco, Inc.............................   6,100  173,347
*   Guyana Goldfields, Inc.............................   3,078    6,688
*   Heroux-Devtek, Inc.................................   5,375   51,735
    High Liner Foods, Inc..............................   1,100   43,259
#   HNZ Group, Inc.....................................   2,200   42,390
#   Home Capital Group, Inc............................   2,500  173,244
    Horizon North Logistics, Inc.......................  19,860  126,605
    HudBay Minerals, Inc.(443628102)...................   3,790   30,168
    HudBay Minerals, Inc.(B05BDX1).....................  70,509  559,640
#   Husky Energy, Inc..................................  15,439  458,699
    IAMGOLD Corp.(450913108)...........................  23,010   83,987
    IAMGOLD Corp.(2446646)............................. 157,060  576,768
    IGM Financial, Inc.................................   1,700   82,424
#*  Imax Corp.(2014258)................................   5,400  149,382
#*  Imax Corp.(45245E109)..............................   1,522   42,144
*   Imperial Metals Corp...............................   5,424   81,914
#   Imperial Oil, Ltd.(2454241)........................     776   31,737
    Imperial Oil, Ltd.(453038408)......................   1,403   57,285
*   Imris, Inc.........................................   4,300    8,301
    Indigo Books & Music, Inc..........................   1,600   12,642
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  22,998  915,377
#   Innergex Renewable Energy, Inc.....................  28,613  268,725
    Intact Financial Corp..............................   5,604  341,146
*   International Forest Products, Ltd. Class A........  24,885  346,547
    Intertape Polymer Group, Inc.......................  14,069  158,154
*   Ithaca Energy, Inc................................. 105,725  241,115
#*  Ivanhoe Energy, Inc................................  19,212    9,660
#*  Jaguar Mining, Inc.................................  16,500      815
    Jean Coutu Group PJC, Inc. (The) Class A...........   4,900   84,823
    Just Energy Group, Inc.(48213W101).................   2,300   16,192
#   Just Energy Group, Inc.(B63MCN1)...................  12,408   87,009
    K-Bro Linen, Inc...................................     900   32,057
*   Katanga Mining, Ltd................................  83,398   30,701
*   Kelt Exploration, Ltd..............................   3,000   29,091
    Keyera Corp........................................   2,300  136,296
#   Killam Properties, Inc.............................   9,800   93,095
    Kinross Gold Corp.(496902404)......................   4,318   19,776
#   Kinross Gold Corp.(B03Z841)........................ 123,804  568,026
#*  Kirkland Lake Gold, Inc............................   9,588   27,892
#*  Lake Shore Gold Corp............................... 169,698  109,704
    Laurentian Bank of Canada..........................  14,044  576,639
*   Le Chateau, Inc. Class A...........................     500    1,302
*   Legacy Oil + Gas, Inc.............................. 106,829  540,020
#   Leisureworld Senior Care Corp......................  12,345  134,229
    Leon's Furniture, Ltd..............................   5,538   74,188

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
#   Lightstream Resources, Ltd.........................  83,605 $  466,160
    Linamar Corp.......................................  16,431    631,127
#   Liquor Stores N.A., Ltd............................  11,917    153,436
#   Loblaw Cos., Ltd...................................   9,861    380,894
    Long Run Exploration, Ltd..........................  41,239    189,947
*   Lucara Diamond Corp................................  10,800     15,030
*   Lundin Mining Corp.................................  65,623    286,944
    MacDonald Dettwiler & Associates, Ltd..............   2,340    166,232
    Magna International, Inc...........................  20,960  1,780,306
    Major Drilling Group International, Inc............  37,744    273,824
    Manitoba Telecom Services, Inc.....................   4,500    119,677
    Manulife Financial Corp.(56501R106)................  44,465    819,490
#   Manulife Financial Corp.(2492519)..................  40,805    752,900
    Maple Leaf Foods, Inc..............................  25,254    357,127
*   Marquee Energy, Ltd................................   3,706      3,161
    Martinrea International, Inc.......................  22,401    187,253
#*  Maxim Power Corp...................................   2,200      5,630
#*  MBAC Fertilizer Corp...............................   4,200      4,412
    Medical Facilities Corp............................   4,700     81,614
*   MEG Energy Corp....................................  23,595    653,987
*   MEGA Brands, Inc...................................   3,400     42,281
    Melcor Developments, Ltd...........................   3,353     60,211
*   Mercator Minerals, Ltd.............................  30,547      2,606
#   Methanex Corp......................................  11,900    711,703
    Metro, Inc.........................................   3,200    183,912
#*  Migao Corp.........................................   6,589      6,981
#*  Mood Media Corp....................................  19,033     17,944
#   Morneau Shepell, Inc...............................  13,596    178,106
    MTY Food Group, Inc................................     200      5,613
#   Mullen Group, Ltd..................................  14,580    353,455
#   National Bank of Canada............................   5,100    382,082
    Nevsun Resources, Ltd..............................  96,896    355,829
#   New Flyer Industries, Inc..........................  15,160    150,545
*   New Gold, Inc...................................... 101,000    579,475
    Newalta Corp.......................................  22,183    330,430
#*  Niko Resources, Ltd................................  27,147     63,130
    Norbord, Inc.......................................   4,350    121,976
*   Nordion, Inc.......................................  12,800    122,053
*   North American Energy Partners, Inc................   5,546     33,363
#*  North American Palladium, Ltd......................  37,050     14,803
    North West Co., Inc. (The).........................   7,625    174,031
#   Northland Power, Inc...............................  12,534    183,326
#*  Novagold Resources, Inc............................  42,029    122,644
*   NuVista Energy, Ltd................................  50,127    370,861
#*  OceanaGold Corp.................................... 156,100    283,117
    Onex Corp..........................................   6,200    319,533
    Open Text Corp.....................................   3,100    307,175
*   Orvana Minerals Corp...............................  13,000      7,587
#*  Osisko Mining Corp................................. 190,528  1,142,740
    Pacific Rubiales Energy Corp.......................  60,377    917,785
*   Paladin Labs, Inc..................................   1,963    218,552
#   Pan American Silver Corp.(697900108)...............  41,821    526,945
    Pan American Silver Corp.(2669272).................  30,737    386,918

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Paramount Resources, Ltd. Class A..................   3,054 $  114,921
*   Parex Resources, Inc...............................  42,578    279,457
#   Parkland Fuel Corp.................................   8,806    142,161
    Pason Systems, Inc.................................   4,680    105,681
*   Patheon, Inc.......................................   1,395     12,863
*   Pembina Pipeline Corp.(B4PPQG5)....................   3,496    119,913
#   Pembina Pipeline Corp.(B4PT2P8)....................   5,993    205,695
#   Pengrowth Energy Corp.............................. 158,350  1,023,677
    Penn West Petroleum, Ltd.(707887105)...............  79,923    597,025
#   Penn West Petroleum, Ltd.(B63FY34).................  55,555    415,509
#*  Perpetual Energy, Inc..............................  17,275     17,527
*   Petrobank Energy & Resources, Ltd..................  26,705      8,872
    Peyto Exploration & Development Corp...............   4,810    140,964
#   PHX Energy Services Corp...........................   3,272     35,371
#*  Poseidon Concepts Corp.............................   6,541         13
#   Potash Corp. of Saskatchewan, Inc..................   9,595    300,515
    Precision Drilling Corp............................  83,917    751,203
    Premium Brands Holdings Corp.......................   4,923    101,178
*   Primero Mining Corp.(74164W106)....................   6,304     35,365
#*  Primero Mining Corp.(B4Z8FV2)......................  31,864    179,096
    Progressive Waste Solutions, Ltd...................  16,623    382,086
    Pulse Seismic, Inc.................................  14,104     49,261
*   Pure Technologies, Ltd.............................   5,100     33,199
    QLT, Inc...........................................   3,731     25,460
    Quebecor, Inc. Class B.............................  16,000    340,759
*   Questerre Energy Corp. Class A.....................  16,560     17,991
*   Ram Power Corp.....................................  21,879      1,375
    Reitmans Canada, Ltd...............................     700      3,526
    Reitmans Canada, Ltd. Class A......................  20,260    101,141
    Richelieu Hardware, Ltd............................   2,000     80,054
*   Richmont Mines, Inc................................  10,500     15,744
    Ritchie Bros Auctioneers, Inc.(767744105)..........   7,503    172,269
#   Ritchie Bros Auctioneers, Inc.(2345390)............   3,200     73,553
*   RMP Energy, Inc....................................  33,092    182,730
*   Rock Energy, Inc...................................  10,029     34,938
    Rocky Mountain Dealerships, Inc....................   5,500     64,148
#   Rogers Sugar, Inc..................................  22,850     94,170
#   RONA, Inc..........................................  55,802    625,784
    Royal Bank of Canada(780087102)....................   4,807    297,457
#   Royal Bank of Canada(2754383)......................  14,000    866,460
#   Russel Metals, Inc.................................  22,462    578,617
#*  San Gold Corp......................................   1,146        170
#*  Sandstorm Gold, Ltd................................   3,321     16,788
*   Sandvine Corp......................................  26,856     74,027
#*  Santonia Energy, Inc...............................  33,500     34,891
    Saputo, Inc........................................   2,954    139,113
    Savanna Energy Services Corp.......................  38,360    271,405
*   Scorpio Mining Corp................................  31,700     10,104
    Sears Canada, Inc..................................   5,764     67,279
#   Secure Energy Services, Inc........................  10,900    158,741
#   SEMAFO, Inc........................................ 113,095    364,544
#   Shaw Communications, Inc. Class B..................   4,800    105,891
    ShawCor, Ltd.......................................   6,635    242,286

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Sherritt International Corp........................  97,809 $  302,099
    Shoppers Drug Mart Corp............................   4,243    223,627
*   Shore Gold, Inc....................................  15,000      2,626
*   Sierra Wireless, Inc.(826516106)...................   2,633     53,871
*   Sierra Wireless, Inc.(2418968).....................  11,300    231,124
*   Silver Standard Resources, Inc.(82823L106).........   7,595     59,469
*   Silver Standard Resources, Inc.(2218458)...........  28,273    221,869
    Silver Wheaton Corp................................   9,100    197,647
    SNC-Lavalin Group, Inc.............................   2,900    120,322
*   Sonde Resources Corp...............................   9,810      4,668
#*  Southern Pacific Resource Corp.....................  90,301     15,405
#*  SouthGobi Resources, Ltd...........................  14,057      8,961
    Sprott Resource Corp...............................  18,266     41,493
#   Sprott, Inc........................................  32,246     86,857
#   Spyglass Resources Corp............................  49,869     88,655
*   St Andrew Goldfields, Ltd..........................  48,000     15,515
    Stantec, Inc.......................................   7,412    451,076
    Stella-Jones, Inc..................................   5,600    131,031
    Strad Energy Services, Ltd.........................   4,059     13,557
#   Student Transportation, Inc........................   7,964     48,982
    Sun Life Financial, Inc.(866796105)................   2,998     98,784
    Sun Life Financial, Inc.(2566124)..................  24,578    810,550
    Suncor Energy, Inc.(867224107).....................  42,332  1,389,760
    Suncor Energy, Inc.(B3NB1P2).......................  44,972  1,477,464
#*  SunOpta, Inc.(8676EP108)...........................   8,718     81,513
*   SunOpta, Inc.(2817510).............................  14,332    133,701
#   Superior Plus Corp.................................  16,821    184,861
#   Surge Energy, Inc..................................  58,099    321,859
#*  TAG Oil, Ltd.......................................  23,355     68,361
    Talisman Energy, Inc.(87425E103)...................   9,212     99,029
    Talisman Energy, Inc.(2068299)..................... 133,147  1,433,385
*   Taseko Mines, Ltd..................................  65,075    132,633
    Teck Resources, Ltd. Class B(878742204)............   9,096    218,486
    Teck Resources, Ltd. Class B(2879327)..............  17,000    409,068
#   TELUS Corp.........................................  10,600    370,512
*   Tembec, Inc........................................  20,232     54,134
#*  Teranga Gold Corp.(B5TDK82)........................  25,596     21,373
#*  Teranga Gold Corp.(B4L8QT1)........................  11,133      8,647
*   Theratechnologies, Inc.............................   2,900      1,172
*   Thompson Creek Metals Co., Inc.(884768102).........   9,468     24,333
#*  Thompson Creek Metals Co., Inc.(2439806)...........  60,900    155,838
#   Thomson Reuters Corp...............................  10,416    375,771
    Tim Hortons, Inc.(88706M103).......................   1,102     57,051
    Tim Hortons, Inc.(B4R2V25).........................   3,300    171,111
#*  Timmins Gold Corp..................................  46,531     59,326
#   TMX Group, Ltd.....................................   3,843    174,492
#   TORC Oil & Gas, Ltd................................  18,229    162,197
    Toromont Industries, Ltd...........................   9,900    228,711
    Toronto-Dominion Bank (The)........................  21,129  1,827,291
    Torstar Corp. Class B..............................  30,474    147,479
    Total Energy Services, Inc.........................   8,184    142,554
*   Tourmaline Oil Corp................................   5,196    219,690
    TransAlta Corp.(89346D107).........................  20,555    269,887

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CANADA -- (Continued)
#   TransAlta Corp.(2901628)...........................    21,557 $   283,749
    TransCanada Corp...................................    12,267     533,305
    Transcontinental, Inc. Class A.....................    29,500     371,614
#   TransForce, Inc....................................    13,591     291,162
*   TransGlobe Energy Corp.............................    35,703     259,338
    Trican Well Service, Ltd...........................    66,545     761,795
#   Trilogy Energy Corp................................     2,200      50,548
    Trinidad Drilling, Ltd.............................    66,169     549,552
*   Turquoise Hill Resources, Ltd.(900435108)..........    17,904      62,843
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............    75,598     264,720
*   TVA Group, Inc. Class B............................       653       5,755
#   Twin Butte Energy, Ltd.............................    99,464     204,510
    Uni-Select, Inc....................................     2,800      70,368
    Valener, Inc.......................................     5,089      71,463
#   Veresen, Inc.......................................    22,300     298,735
*   Veris Gold Corp....................................     8,295       1,527
*   Vermilion Energy, Inc.(923725105)..................       800      43,896
#   Vermilion Energy, Inc.(B607XS1)....................       900      49,552
#   Wajax Corp.........................................     4,761     153,934
    WaterFurnace Renewable Energy, Inc.................       913      18,158
*   Wesdome Gold Mines, Ltd............................    14,500       8,723
    West Fraser Timber Co., Ltd........................    12,562     645,047
    Western Energy Services Corp.......................    10,621      74,001
#   Western Forest Products, Inc.......................    13,900      29,079
    Westjet Airlines, Ltd..............................       700      15,857
    Westshore Terminals Investment Corp................     2,415      76,803
    Whistler Blackcomb Holdings, Inc...................     7,600     108,840
#   Whitecap Resources, Inc............................    48,547     514,783
    Wi-Lan, Inc........................................    35,216     105,292
    Winpak, Ltd........................................     3,194      68,942
    WSP Global, Inc....................................    13,243     396,785
*   Xtreme Drilling and Coil Services Corp.............    17,787      59,090
    Yamana Gold, Inc.(98462Y100).......................     6,868      64,353
    Yamana Gold, Inc.(2219279).........................   105,405     987,092
#   Zargon Oil & Gas, Ltd..............................    10,757      75,528
                                                                  -----------
TOTAL CANADA...........................................            99,574,574
                                                                  -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................     5,700       3,531
*   Superb Summit International Group, Ltd............. 1,053,000      88,256
    Tongda Group Holdings, Ltd.........................   940,000     100,483
                                                                  -----------
TOTAL CHINA............................................               192,270
                                                                  -----------
COLOMBIA -- (0.0%)
*   Platino Energy Corp................................     3,845       2,002
                                                                  -----------
DENMARK -- (1.4%)
    ALK-Abello A.S.....................................     2,748     359,389
*   Alm Brand A.S......................................    40,716     191,405
    Ambu A.S. Class B..................................     2,040     116,813
    AP Moeller - Maersk A.S. Class A...................        28     299,720
    AP Moeller - Maersk A.S. Class B...................        65     726,292
*   Auriga Industries Class B..........................     5,968     187,844

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
DENMARK -- (Continued)
*   Bang & Olufsen A.S.................................  17,643 $   180,690
*   Bavarian Nordic A.S................................  11,500     199,718
    Carlsberg A.S. Class B.............................   4,802     468,872
    Chr Hansen Holding A.S.............................   6,198     239,668
    Coloplast A.S. Class B.............................   3,661     275,016
    D/S Norden A.S.....................................  12,539     585,904
*   Danske Bank A.S....................................  32,955     745,354
    Dfds A.S...........................................   2,293     173,835
    DSV A.S............................................  25,263     811,129
*   East Asiatic Co., Ltd. A.S.........................   3,691      51,720
#   FLSmidth & Co. A.S.................................   9,833     524,937
*   Genmab A.S.........................................   6,263     249,362
    GN Store Nord A.S..................................  39,518     938,482
    H Lundbeck A.S.....................................   9,527     236,246
*   H+H International A.S. Class B.....................   1,940      16,391
    Harboes Bryggeri A.S. Class B......................     511       8,423
    IC Companys A.S....................................   2,785      76,851
    Jeudan A.S.........................................     667      74,150
*   Jyske Bank A.S.....................................  30,655   1,572,029
    NKT Holding A.S....................................  11,686     679,886
    Nordjyske Bank A.S.................................     140       2,764
    Norresundby Bank A.S...............................     195       7,806
    Novozymes A.S. Class B.............................   7,154     309,146
    Pandora A.S........................................  12,272     704,089
*   Parken Sport & Entertainment A.S...................     848      11,969
#   PER Aarsleff A.S. Class B..........................     608      99,157
    Ringkjoebing Landbobank A.S........................   1,459     303,818
    Rockwool International A.S. Class B................   2,305     417,914
    Royal UNIBREW......................................   3,788     479,081
    Schouw & Co........................................   6,091     267,689
    SimCorp A.S........................................   6,332     232,148
    Solar A.S. Class B.................................   2,269     146,774
*   Spar Nord Bank A.S.................................  35,518     319,123
*   Sydbank A.S........................................  32,488     827,834
    TDC A.S............................................  54,130     509,252
    Tivoli A.S.........................................       1         539
*   TK Development A.S.................................  11,419      13,851
*   Topdanmark A.S.....................................  30,020     794,021
*   TopoTarget A.S.....................................  61,560      35,036
#*  Torm A.S........................................... 166,552      45,692
    Tryg A.S...........................................   2,508     239,500
    United International Enterprises...................     798     158,792
*   Vestas Wind Systems A.S............................  37,011   1,224,938
*   Vestjysk Bank A.S..................................   1,419       2,332
*   William Demant Holding A.S.........................   1,680     154,603
#*  Zealand Pharma A.S.................................     157       2,088
                                                                -----------
TOTAL DENMARK..........................................          17,300,082
                                                                -----------
FINLAND -- (1.9%)
    Afarak Group Oyj...................................  27,643      13,045
    Ahlstrom Oyj.......................................   6,489      67,806
    Aktia Bank Oyj.....................................   2,082      22,796
    Alma Media Oyj.....................................   6,053      24,541

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FINLAND -- (Continued)
    Amer Sports Oyj....................................  36,846 $  760,417
    Apetit Oyj.........................................     276      7,199
    Aspo Oyj...........................................   2,729     21,740
    Atria P.L.C........................................   2,419     25,531
    Bank of Aland P.L.C. Class B.......................       5         55
    BasWare Oyj........................................      30      1,184
#   Cargotec Oyj.......................................  15,907    564,406
*   Caverion Corp......................................  15,587    151,373
    Citycon Oyj........................................  49,162    167,666
    Cramo Oyj..........................................   5,196    102,979
    Elektrobit Oyj.....................................  47,687    175,895
#   Elisa Oyj..........................................  28,772    737,558
    F-Secure Oyj.......................................  14,826     42,765
    Finnair Oyj........................................  30,953    116,067
*   Finnlines Oyj......................................     894      9,847
    Fiskars Oyj Abp....................................   4,309    120,655
    Fortum Oyj.........................................  83,926  1,803,603
    HKScan Oyj Class A.................................   5,330     26,646
    Huhtamaki Oyj......................................  25,134    623,400
    Ilkka-Yhtyma Oyj...................................   3,592     14,378
    Kemira Oyj.........................................  39,860    554,716
    Kesko Oyj Class A..................................     817     30,253
    Kesko Oyj Class B..................................  30,508  1,124,311
#   Kone Oyj Class B...................................   9,053    367,378
    Konecranes Oyj.....................................   5,944    209,116
    Lassila & Tikanoja Oyj.............................   7,139    141,783
    Lemminkainen Oyj...................................   2,049     42,018
    Metsa Board Oyj....................................  83,757    332,880
#   Metso Oyj..........................................  12,877    401,967
*   Munksjo Oyj........................................   3,342     24,784
#   Neste Oil Oyj......................................  44,681    797,573
*   Nokia Oyj.......................................... 440,404  3,047,955
    Nokian Renkaat Oyj.................................  10,566    444,541
    Okmetic Oyj........................................   2,360     15,071
    Olvi Oyj Class A...................................   2,656     99,039
    Oriola-KD Oyj Class B..............................  37,061    131,421
    Orion Oyj Class A..................................   3,304     86,194
    Orion Oyj Class B..................................  16,264    424,497
#*  Outokumpu Oyj...................................... 300,381    174,800
#   Outotec Oyj........................................  15,432    157,178
    PKC Group Oyj......................................   4,183    130,737
    Pohjola Bank P.L.C. Class A........................  28,663    561,356
    Ponsse Oy..........................................     608      7,749
*   Poyry Oyj..........................................   6,843     38,632
    Raisio P.L.C. Class V..............................  42,361    256,806
    Ramirent Oyj.......................................  20,162    238,684
#   Rautaruukki Oyj....................................  41,660    492,744
    Saga Furs Oyj......................................     284     12,427
    Sampo Class A......................................  17,165    795,904
    Sanoma Oyj.........................................  32,889    259,285
    Sievi Capital P.L.C................................   9,299     15,398
    Stockmann Oyj Abp(5462371).........................   2,666     40,234
#   Stockmann Oyj Abp(5462393).........................   9,801    148,617

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    Stora Enso Oyj Class R............................. 184,454 $ 1,721,559
*   Talvivaara Mining Co. P.L.C........................ 190,260      17,369
    Technopolis Oyj....................................   9,283      56,832
    Tieto Oyj..........................................  28,505     625,862
    Tikkurila Oyj......................................   4,275     107,160
    UPM-Kymmene Oyj.................................... 178,005   2,726,437
#   Uponor Oyj.........................................  11,072     177,151
    Vacon P.L.C........................................   1,681     122,930
    Vaisala Oyj Class A................................   1,578      49,025
*   Valmet Corp........................................   8,626      72,770
    Wartsila Oyj Abp...................................   5,842     316,356
    YIT Oyj............................................  29,594     371,663
                                                                -----------
TOTAL FINLAND..........................................          23,572,714
                                                                -----------
FRANCE -- (6.4%)
    Accor SA...........................................   5,760     274,579
    Aeroports de Paris.................................   1,173     132,344
*   Air France-KLM.....................................  45,894     526,792
    Akka Technologies SA...............................   1,139      35,954
    Albioma............................................   7,686     187,461
*   Alcatel-Lucent..................................... 863,979   3,455,632
    Alcatel-Lucent Sponsored ADR.......................  32,900     129,955
    Alstom SA..........................................   8,571     242,098
    Altamir............................................   4,940      71,927
    Alten SA...........................................   6,822     307,193
    Altran Technologies SA.............................  39,678     362,464
    April..............................................   6,284     141,475
#*  Archos.............................................   3,060      15,845
    Arkema SA..........................................   6,195     659,847
    Assystem...........................................   3,682     102,652
    AtoS...............................................   5,954     520,683
*   Audika Groupe......................................   1,518      21,003
    AXA SA.............................................  61,625   1,616,482
    AXA SA Sponsored ADR...............................  14,588     383,810
    Axway Software SA..................................     565      20,999
*   Beneteau SA........................................   8,579     130,878
*   Bigben Interactive.................................   1,386      13,713
    BioMerieux.........................................   1,966     206,724
    BNP Paribas SA.....................................  38,480   2,970,851
    Boiron SA..........................................   1,869     132,247
    Bollore SA(4572709)................................     930     501,289
*   Bollore SA(BDGTH22)................................       5       2,583
    Bonduelle SCA......................................   4,808     121,826
    Bongrain SA........................................   1,522     123,121
    Bourbon SA.........................................  23,435     645,776
*   Boursorama.........................................   7,609      88,863
    Bouygues SA........................................  37,507   1,433,590
*   Bull...............................................  26,345     130,674
    Bureau Veritas SA..................................   4,327     112,402
    Cap Gemini SA......................................  15,042   1,023,216
    Carrefour SA.......................................  28,013     962,593
    Casino Guichard Perrachon SA.......................   8,244     849,708
*   Cegedim SA.........................................     820      25,610

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Cegid Group........................................   3,249 $  117,728
*   CGG SA.............................................  18,610    276,441
*   CGG SA Sponsored ADR...............................  16,300    241,077
*   Chargeurs SA.......................................   3,615     24,703
    Christian Dior SA..................................     799    146,055
    Cie de St-Gobain...................................  50,354  2,640,690
    Cie des Alpes......................................     804     17,071
    Cie Generale des Etablissements Michelin...........  15,610  1,642,021
    Ciments Francais SA................................   2,319    183,261
*   Club Mediterranee SA...............................   7,116    166,524
    CNP Assurances.....................................  27,829    544,494
*   Credit Agricole SA................................. 153,510  2,059,829
    Dassault Systemes..................................   1,344    159,389
*   Derichebourg SA....................................  32,767    112,810
    Devoteam SA........................................     983     19,532
    Edenred............................................   7,935    221,420
    Eiffage SA.........................................   9,593    556,947
    Electricite de France SA...........................   5,920    200,963
    Electricite de Strasbourg..........................      88     12,170
#   Eramet.............................................     738     70,350
    Essilor International SA...........................   5,185    520,308
    Esso SA Francaise..................................     803     44,922
    Etablissements Maurel et Prom......................  17,161    277,109
    Euler Hermes SA....................................   3,745    459,507
*   Euro Disney SCA....................................   2,997     17,285
    Eurofins Scientific SE.............................   1,028    261,508
    Eutelsat Communications SA.........................  10,357    314,246
    Faiveley Transport SA..............................   2,273    165,554
*   Faurecia...........................................  16,287    641,245
    Fimalac............................................   1,034     69,026
*   GameLoft SE........................................   6,034     55,088
    GDF Suez...........................................  64,084  1,414,556
#   GL Events..........................................   2,844     64,588
    Groupe Crit........................................   1,020     50,572
    Groupe Eurotunnel SA............................... 113,184  1,247,892
    Groupe Flo.........................................   2,320      9,500
*   Groupe Fnac........................................     366     11,357
    Groupe Steria SCA..................................  11,959    241,955
    Guerbet............................................   1,072     36,991
*   Haulotte Group SA..................................   6,728     99,275
    Havas SA...........................................  67,887    532,108
*   Hi-Media SA........................................  15,109     43,579
    Iliad SA...........................................     461    105,464
    Imerys SA..........................................   2,826    229,786
#   Ingenico...........................................   5,555    476,643
    Interparfums SA....................................   2,528    105,942
    Ipsen SA...........................................   3,857    161,802
    IPSOS..............................................   9,436    404,479
    Jacquet Metal Service..............................   6,357    116,109
    JCDecaux SA........................................   4,926    210,067
    Kering.............................................   2,938    585,950
    Korian.............................................   3,857    122,820
    L.D.C. SA..........................................     210     33,225

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Lafarge SA.........................................  30,333 $2,174,201
    Lagardere SCA......................................  50,970  1,799,234
    Laurent-Perrier....................................     548     52,436
    Lectra.............................................   4,783     50,994
    Legrand SA.........................................   6,183    327,742
    LISI...............................................   1,020    171,412
    LVMH Moet Hennessy Louis Vuitton SA................   3,429    609,998
    Maisons France Confort.............................     139      5,667
    Manitou BF SA......................................   3,827     67,019
    Manutan International..............................     234     15,708
    Medica SA..........................................  13,168    376,987
    Mersen.............................................   5,147    160,717
#*  METabolic EXplorer SA..............................  10,722     44,035
    Metropole Television SA............................   8,458    183,282
    MGI Coutier........................................     441     64,315
    Montupet...........................................   2,611    138,650
    Natixis............................................ 149,545    877,252
    Naturex............................................   2,230    185,548
#   Neopost SA.........................................   7,274    616,319
    Nexans SA..........................................  13,317    624,039
    Nexity SA..........................................  11,789    470,785
    Norbert Dentressangle SA...........................     948    131,422
*   NRJ Group..........................................   3,854     40,179
    Orange SA.......................................... 118,340  1,464,958
    Orange SA Sponsored ADR............................   3,032     37,536
*   Orco Property Group................................   8,374     19,851
    Orpea..............................................   8,514    466,476
    Paris Orleans SA...................................     429     10,374
*   Parrot SA..........................................   1,776     48,776
    Pernod-Ricard SA...................................   2,185    234,649
#*  Peugeot SA.........................................  97,461  1,495,588
*   Pierre & Vacances SA...............................   1,493     58,341
    Plastic Omnium SA..................................  10,503    271,489
    PSB Industries SA..................................     755     37,464
    Publicis Groupe SA.................................   5,306    469,776
    Rallye SA..........................................  12,283    481,485
#*  Recylex SA.........................................   7,033     34,756
    Remy Cointreau SA..................................     864     64,422
    Renault SA.........................................  30,047  2,610,153
    Rexel SA...........................................  29,118    747,755
    Robertet SA........................................     246     55,386
    Rubis SCA..........................................   3,855    250,299
    Safran SA..........................................   7,401    525,961
    Saft Groupe SA.....................................   9,336    326,784
    Samse SA...........................................      40      4,345
    Sanofi.............................................  23,775  2,324,265
    Sanofi ADR.........................................     880     43,032
    Sartorius Stedim Biotech...........................   1,037    185,089
    Schneider Electric SA(4834108).....................   6,126    493,571
#   Schneider Electric SA(B11BPS1).....................   1,883    151,006
    SCOR SE............................................  46,947  1,520,917
    SEB SA.............................................   3,516    275,407
    Seche Environnement SA.............................     944     42,068

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
*   Sequana SA.........................................   8,060 $   68,288
    SES SA.............................................   8,901    285,846
    Soc Mar Tunnel Prado Car...........................     200      8,581
    Societe BIC SA.....................................   1,862    214,270
    Societe d'Edition de Canal +.......................  12,014     95,120
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................     408     22,921
    Societe Generale SA................................  59,410  3,356,654
    Societe Internationale de Plantations d'Heveas SA..     378     25,876
    Societe Television Francaise 1.....................  37,938    699,866
#   Sodexo.............................................   2,490    245,224
#*  SOITEC.............................................  53,292    105,471
#*  Solocal Group......................................  27,928     49,607
    Somfy SA...........................................     303     83,368
    Sopra Group SA.....................................   1,433    157,476
*   Ste Industrielle d'Aviation Latecoere SA...........   3,238     70,327
    STMicroelectronics NV(5962332)..................... 106,648    875,379
#   STMicroelectronics NV(861012102)...................  14,700    120,393
*   Store Electronic...................................   1,158     23,588
    Stref SA...........................................   1,194     95,924
    Suez Environnement Co..............................  10,221    183,065
    Sword Group........................................   2,537     60,920
    Synergie SA........................................   4,436    102,356
*   Technicolor SA.....................................  33,825    167,532
    Technip SA.........................................   3,079    262,545
    Teleperformance....................................  19,683  1,150,830
    Thales SA..........................................   3,042    197,957
#*  Theolia SA.........................................  18,387     31,506
    Thermador Groupe...................................     269     25,404
    Total Gabon........................................      77     47,118
    Total SA...........................................  51,643  2,946,317
    Total SA Sponsored ADR.............................  16,698    954,625
    Touax SA...........................................     388     10,312
#*  Transgene SA.......................................   1,632     28,099
*   Trigano SA.........................................   4,151    105,491
*   UBISOFT Entertainment..............................  43,423    606,152
    Union Financiere de France BQE SA..................     730     17,777
    Valeo SA...........................................   6,816    760,566
    Vallourec SA.......................................  30,277  1,511,599
*   Valneva SE.........................................     568      3,839
    Veolia Environnement SA............................  13,851    217,161
    Vetoquinol SA......................................     151      7,334
    Vicat..............................................   4,734    331,239
    VIEL & Cie SA......................................  10,410     32,016
#   Vilmorin & Cie SA..................................   1,037    135,887
    Vinci SA...........................................  10,070    658,469
    Virbac SA..........................................     612    136,677
    Vivendi SA.........................................  53,400  1,433,486
*   VM Materiaux SA....................................      25        961
    Vranken-Pommery Monopole SA........................     394     11,813

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Zodiac Aerospace...................................   2,570 $   453,386
                                                                -----------
TOTAL FRANCE...........................................          80,365,330
                                                                -----------
GERMANY -- (5.8%)
*   Aareal Bank AG.....................................  21,677     797,132
    Adidas AG..........................................   6,474     721,795
    Adler Modemaerkte AG...............................   1,400      18,112
*   ADVA Optical Networking SE.........................  13,638      70,213
*   Air Berlin P.L.C...................................   2,352       6,346
*   Aixtron SE.........................................  10,539     160,587
    Allgeier SE........................................   1,474      32,480
    Allianz SE.........................................  20,504   3,408,592
    Allianz SE ADR.....................................  11,988     199,720
    Amadeus Fire AG....................................     291      23,475
*   AS Creation Tapeten................................      50       2,526
    Aurubis AG.........................................  10,889     629,441
    Axel Springer SE...................................   7,705     492,044
    BASF SE............................................  14,272   1,525,846
    Bauer AG...........................................   3,785      96,785
    Bayer AG...........................................      31       4,080
    Bayerische Motoren Werke AG........................   9,843   1,068,491
    BayWa AG...........................................   4,966     258,766
    Bechtle AG.........................................   5,830     429,710
    Beiersdorf AG......................................   2,570     254,016
    Bertrandt AG.......................................     896     133,107
    Bijou Brigitte AG..................................   1,198     119,447
    Bilfinger SE.......................................  10,392   1,194,061
#   Biotest AG.........................................     851      93,281
    Borussia Dortmund GmbH & Co. KGaA..................  22,965     113,409
    Brenntag AG........................................   3,843     662,429
    CANCOM SE..........................................   3,678     163,540
    Carl Zeiss Meditec AG..............................   1,892      55,413
    CAT Oil AG.........................................   4,317      98,047
#   Celesio AG.........................................  38,400   1,264,960
    CENIT AG...........................................   1,384      20,835
    CENTROTEC Sustainable AG...........................   3,207      82,753
    Cewe Stiftung & Co. KGAA...........................   2,595     152,680
    Comdirect Bank AG..................................  15,116     171,931
*   Commerzbank AG..................................... 151,865   2,570,753
    CompuGroup Medical AG..............................   2,242      59,565
*   Constantin Medien AG...............................  11,950      26,443
    Continental AG.....................................   2,736     587,186
    CropEnergies AG....................................  11,125      86,421
    CTS Eventim AG.....................................   3,000     153,077
    DAB Bank AG........................................   5,739      28,520
    Daimler AG.........................................  41,463   3,463,230
#   Delticom AG........................................   1,376      59,571
#   Deutsche Bank AG(D18190898)........................  46,645   2,247,356
    Deutsche Bank AG(5750355)..........................   1,126      54,199
    Deutsche Boerse AG.................................   4,569     350,864
*   Deutsche Lufthansa AG..............................  55,752   1,324,337
    Deutsche Post AG...................................  30,092   1,039,311
    Deutsche Telekom AG................................  64,589   1,044,348

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Deutsche Telekom AG Sponsored ADR..................  26,160 $  423,007
#   Deutsche Wohnen AG(B0YZ0Z5)........................  17,607    329,505
*   Deutsche Wohnen AG(BFLR888)........................  12,266    222,993
*   Deutz AG...........................................  36,314    360,374
*   Dialog Semiconductor P.L.C.........................  20,250    392,752
    DMG MORI SEIKI AG..................................  29,338    943,945
    Dr Hoenle AG.......................................   1,129     19,230
    Draegerwerk AG & Co. KGaA..........................     824     83,509
    Drillisch AG.......................................   8,176    250,768
    Duerr AG...........................................   3,627    304,562
    E.ON SE............................................  86,250  1,561,094
    Eckert & Ziegler AG................................   2,499     90,096
    Elmos Semiconductor AG.............................   4,954     82,459
    ElringKlinger AG...................................   6,064    223,679
#   Euromicron AG......................................   3,318     65,879
#*  Evotec AG..........................................  39,586    218,382
    Fielmann AG........................................     735     82,030
#*  Francotyp-Postalia Holding AG Class A..............   1,685     10,607
    Fraport AG Frankfurt Airport Services Worldwide....   6,284    463,707
    Freenet AG.........................................  32,108    978,973
    Fresenius Medical Care AG & Co. KGaA...............   8,202    578,006
    Fresenius Medical Care AG & Co. KGaA ADR...........   2,000     70,580
    Fresenius SE & Co. KGaA............................   7,340  1,145,785
    Fuchs Petrolub SE..................................     497     38,478
*   GAGFAH SA..........................................   4,662     67,013
    GEA Group AG.......................................  14,891    696,562
    Gerresheimer AG....................................   6,700    450,403
    Gerry Weber International AG.......................   2,100     93,316
    Gesco AG...........................................     909     90,170
    GFK SE.............................................   3,505    192,454
    GFT Technologies AG................................   7,299     68,461
    Grammer AG.........................................   6,096    287,168
    Grenkeleasing AG...................................   1,404    130,516
*   H&R AG.............................................   3,046     35,843
    Hamburger Hafen und Logistik AG....................   7,882    196,982
    Hannover Rueck SE..................................  18,296  1,451,418
*   Hansa Group AG.....................................   3,842      6,649
#   HeidelbergCement AG................................  23,419  1,738,142
*   Heidelberger Druckmaschinen AG..................... 113,461    465,474
    Henkel AG & Co. KGaA...............................   1,292    125,559
    Highlight Communications AG........................   7,046     37,434
    Hochtief AG........................................   5,834    464,392
    Homag Group AG.....................................   1,297     34,058
    Hugo Boss AG.......................................   1,390    175,604
    Indus Holding AG...................................   9,443    374,273
    Infineon Technologies AG ADR.......................  51,964    533,151
    Isra Vision AG.....................................   1,401     75,453
    Jenoptik AG........................................  19,839    332,711
#*  Joyou AG...........................................   2,072     36,650
#   K+S AG.............................................  15,916    476,648
*   Kloeckner & Co. SE.................................  50,859    757,779
    Koenig & Bauer AG..................................   2,079     34,961
    Kontron AG.........................................  23,063    159,555

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Krones AG..........................................  4,741 $  378,476
    KSB AG.............................................     37     23,671
#   KUKA AG............................................  6,918    330,100
    KWS Saat AG........................................    469    157,697
    Lanxess AG......................................... 11,073    725,653
    Leifheit AG........................................    470     21,396
    Leoni AG........................................... 12,333    954,903
    Linde AG...........................................  5,367  1,014,189
    LPKF Laser & Electronics AG........................  3,954    103,618
    MAN SE.............................................  1,448    176,273
*   Manz AG............................................    828     76,216
    Merck KGaA.........................................  2,471    382,613
    Metro AG........................................... 11,356    466,878
    MLP AG............................................. 16,577    126,901
*   Morphosys AG.......................................  3,366    294,293
    MTU Aero Engines AG................................  4,325    382,611
    Muehlbauer Holding AG & Co. KGaA...................    110      2,859
    Muenchener Rueckversicherungs AG...................  8,536  1,759,102
    MVV Energie AG.....................................    479     16,165
    Nemetschek AG......................................    818     58,207
*   Nordex SE.......................................... 27,580    365,524
    Norma Group SE.....................................  5,938    319,432
    OHB AG.............................................    562     14,912
*   Osram Licht AG..................................... 14,483    846,476
*   Patrizia Immobilien AG............................. 15,057    156,827
    Pfeiffer Vacuum Technology AG......................  1,650    195,784
    PNE Wind AG........................................ 20,016     68,533
    Progress-Werk Oberkirch AG.........................    195     12,574
#   Puma SE............................................    452    128,313
*   QIAGEN NV.......................................... 30,939    678,603
    QSC AG............................................. 43,767    237,579
    R Stahl AG.........................................    522     26,022
    Rational AG........................................    526    161,832
    Rheinmetall AG..................................... 20,191  1,292,473
    Rhoen Klinikum AG.................................. 32,851    968,048
    RIB Software AG....................................  6,277     73,381
    RWE AG............................................. 94,375  3,482,290
*   SAF-Holland SA..................................... 21,566    340,727
    Salzgitter AG...................................... 15,526    684,895
    Schaltbau Holding AG...............................    632     39,724
    SGL Carbon SE......................................  5,961    222,188
    SHW AG.............................................    230     16,139
#   Siemens AG.........................................  4,566    577,663
#   Siemens AG Sponsored ADR...........................  4,862    614,022
#*  Singulus Technologies AG........................... 14,065     47,001
    Sixt SE............................................  5,260    172,439
    SKW Stahl-Metallurgie Holding AG...................  1,512     24,160
*   Sky Deutschland AG................................. 52,321    474,738
#   SMA Solar Technology AG............................  4,697    196,331
#   SMT Scharf AG......................................    508     14,046
    Software AG........................................ 19,123    709,401
#*  Solarworld AG......................................    106      4,345
    Stada Arzneimittel AG.............................. 17,913    852,512

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
*   Stroeer Media AG...................................   7,372 $   129,219
    Suedzucker AG......................................   5,483     136,645
    Surteco SE.........................................      95       3,425
#*  Suss Microtec AG...................................   9,883      96,326
    Symrise AG.........................................   5,966     271,666
    Syzygy AG..........................................   1,491      11,149
    TAG Immobilien AG..................................  26,881     325,561
    Takkt AG...........................................   6,570     123,454
    Technotrans AG.....................................   1,769      18,153
    Telefonica Deutschland Holding AG..................  14,468     115,264
    Telegate AG........................................     473       3,644
*   ThyssenKrupp AG....................................  34,086     875,314
*   Tipp24 SE..........................................   1,505     101,344
#*  Tom Tailor Holding AG..............................   6,569     134,813
#   Tomorrow Focus AG..................................   6,821      37,652
#*  TUI AG.............................................  62,308   1,060,531
    United Internet AG.................................   3,923     171,342
    Volkswagen AG......................................   1,501     363,476
    Vossloh AG.........................................   1,407     133,654
    VTG AG.............................................   3,591      69,357
    Wacker Chemie AG...................................   3,245     384,813
    Wacker Neuson SE...................................   8,764     147,514
#   Washtec AG.........................................   5,153      75,403
    Wincor Nixdorf AG..................................   4,855     344,889
    Wirecard AG........................................   2,073      90,605
    XING AG............................................      84       9,554
                                                                -----------
TOTAL GERMANY..........................................          72,855,952
                                                                -----------
GREECE -- (0.0%)
*   Bank of Cyprus P.L.C............................... 171,745          --
*   Diagnostic & Therapeutic Center of Athens Hygeia SA  13,381       7,396
    Hellenic Petroleum SA..............................  16,831     163,255
*   Marfin Investment Group Holdings SA................ 146,593      83,948
*   National Bank of Greece SA.........................  15,407      68,211
*   Piraeus Bank SA....................................       1           2
*   Sidenor Steel Products Manufacturing Co. SA........   5,520      11,978
*   TT Hellenic Postbank SA............................  30,534          --
                                                                -----------
TOTAL GREECE...........................................             334,790
                                                                -----------
HONG KONG -- (2.6%)
#   AAC Technologies Holdings, Inc.....................  27,000     115,681
    Aeon Stores Hong Kong Co., Ltd.....................   5,500       6,848
    AIA Group, Ltd..................................... 200,200     925,413
    Alco Holdings, Ltd.................................  68,000      11,812
    Allied Group, Ltd..................................   6,000      25,451
    Allied Properties HK, Ltd.......................... 650,540     126,135
*   Anxian Yuan China Holdings, Ltd.................... 580,000      14,576
*   Apac Resources, Ltd................................ 600,000      11,711
    APT Satellite Holdings, Ltd........................ 114,000     143,582
    Asia Financial Holdings, Ltd.......................  98,000      40,511
    Asia Satellite Telecommunications Holdings, Ltd....  27,000     104,360
    Asia Standard International Group.................. 188,000      44,410

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
HONG KONG -- (Continued)
    ASM Pacific Technology, Ltd..........................     9,600 $   89,899
    Associated International Hotels, Ltd.................    10,000     28,422
    Bank of East Asia, Ltd...............................    49,258    187,166
*   Birmingham International Holdings, Ltd...............   326,000         --
    BOC Hong Kong Holdings, Ltd..........................    79,000    240,609
    Bonjour Holdings, Ltd................................   168,000     33,005
    Bossini International Hldg...........................   160,000     13,231
*   Brightoil Petroleum Holdings, Ltd....................   117,000     32,075
*   Brockman Mining, Ltd.................................   873,840     45,548
    Cafe de Coral Holdings, Ltd..........................    40,000    122,588
    Cathay Pacific Airways, Ltd..........................   121,000    251,728
    Chen Hsong Holdings..................................    48,000     14,647
    Cheuk Nang Holdings, Ltd.............................    20,212     19,660
    Cheung Kong Holdings, Ltd............................    66,000    981,584
    Cheung Kong Infrastructure Holdings, Ltd.............    30,000    176,207
*   Cheung Wo International Holdings, Ltd................   348,000     36,420
    Chevalier International Holdings, Ltd................    20,000     34,339
*   China Billion Resources, Ltd.........................   198,000         --
#*  China Daye Non-Ferrous Metals Mining, Ltd............   582,000     14,296
    China Electronics Corp. Holdings Co., Ltd............   150,000     34,548
*   China Energy Development Holdings, Ltd...............   746,000      6,874
*   China Flavors & Fragrances Co., Ltd..................    18,102      3,317
*   China Infrastructure Investment, Ltd.................   532,000      9,666
    China Metal International Holdings, Inc..............   162,000     55,063
*   China Nuclear Industry 23 International Corp., Ltd...    48,000      7,466
*   China Renji Medical Group, Ltd....................... 7,286,000     30,063
*   China Solar Energy Holdings, Ltd.....................    64,000      1,113
#   Chong Hing Bank, Ltd.................................    57,000    227,998
    Chow Sang Sang Holdings International, Ltd...........    71,000    190,212
    Chow Tai Fook Jewellery Group, Ltd...................    33,000     48,054
    Chu Kong Shipping Enterprise Group Co., Ltd..........   298,000     83,854
    Chuang's Consortium International, Ltd...............   266,925     36,298
#   CITIC Telecom International Holdings, Ltd............   441,000    133,022
    CK Life Sciences International Holdings, Inc.........   966,000     93,321
    CNT Group, Ltd.......................................   406,000     17,142
*   CP Lotus Corp........................................   260,000      5,952
    Cross-Harbour Holdings, Ltd. (The)...................     7,000      5,716
    CSI Properties, Ltd.................................. 1,321,515     48,590
*   Culture Landmark Investment, Ltd.....................    39,600      2,588
*   Culturecom Holdings, Ltd.............................    50,000      9,681
*   Cw Group Holdings, Ltd...............................   174,000     45,438
    Dah Sing Banking Group, Ltd..........................   191,960    278,721
    Dah Sing Financial Holdings, Ltd.....................    68,200    324,344
    Dan Form Holdings Co., Ltd...........................   191,000     19,143
    Dickson Concepts International, Ltd..................    89,000     50,375
    Dorsett Hospitality International, Ltd...............   385,000     72,694
    Emperor Capital Group, Ltd...........................   342,000     17,249
    Emperor Entertainment Hotel, Ltd.....................   195,000    108,591
    Emperor International Holdings.......................   497,750    130,903
    Emperor Watch & Jewellery, Ltd....................... 2,080,000    136,637
*   EPI Holdings, Ltd.................................... 2,650,000     86,637
*   Esprit Holdings, Ltd.................................   674,599  1,269,951
*   eSun Holdings, Ltd...................................   198,000     27,058

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Fairwood, Ltd......................................      8,000 $   16,206
#   Far East Consortium International, Ltd.............    368,930    135,877
*   FIH Mobile, Ltd....................................    474,000    235,460
    First Pacific Co., Ltd.............................    409,200    404,277
*   Fountain SET Holdings, Ltd.........................    436,000     59,701
    Fujikon Industrial Holdings, Ltd...................      8,000      1,895
    Future Bright Holdings, Ltd........................     72,000     40,851
*   G-Resources Group, Ltd............................. 11,707,800    295,295
#*  Genting Hong Kong, Ltd.............................    400,000    159,612
    Get Nice Holdings, Ltd.............................    896,000     39,473
    Giordano International, Ltd........................    186,000    133,473
    Glorious Sun Enterprises, Ltd......................    122,000     27,904
    Golden Resources Development International, Ltd....     90,000      4,824
    Guotai Junan International Holdings, Ltd...........    250,000    130,688
#   Haitong International Securities Group, Ltd........    158,405     82,701
    Hang Lung Group, Ltd...............................    122,000    555,678
    Hang Lung Properties, Ltd..........................    165,000    462,451
    Hang Seng Bank, Ltd................................      8,800    138,828
*   Hao Tian Development Group, Ltd....................    728,000     24,322
#   Harbour Centre Development, Ltd....................     36,000     62,869
    Henderson Land Development Co., Ltd................    197,129  1,065,490
    HKR International, Ltd.............................    235,771    108,960
    Hon Kwok Land Investment Co., Ltd..................     62,000     21,311
    Hong Kong & China Gas Co., Ltd.....................     65,000    133,814
    Hong Kong Aircraft Engineering Co., Ltd............      7,200     93,304
    Hong Kong Exchanges and Clearing, Ltd..............     32,666    513,030
*   Hong Kong Television Network, Ltd..................    131,000     49,291
*   Hong Kong Television Network, Ltd. ADR.............      3,100     22,754
    Hongkong & Shanghai Hotels (The)...................    101,500    138,850
    Hongkong Chinese, Ltd..............................    164,000     39,938
    Hopewell Holdings, Ltd.............................    193,000    666,229
    Hsin Chong Construction Group, Ltd.................    724,000     98,992
    Hung Hing Printing Group, Ltd......................    150,000     21,859
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................    464,000    170,236
    Hutchison Whampoa, Ltd.............................     66,000    817,763
    Hysan Development Co., Ltd.........................     25,000     98,560
*   I-CABLE Communications, Ltd........................    358,000     31,851
*   Imagi International Holdings, Ltd..................  3,008,000     34,432
*   International Standard Resources Holdings Ltd......    605,000     10,093
*   IRC, Ltd...........................................    664,000     60,554
#   IT, Ltd............................................    298,000     75,489
    Johnson Electric Holdings, Ltd.....................    430,000    384,877
    K Wah International Holdings, Ltd..................    588,601    458,988
    Ka Shui International Holdings, Ltd................    140,000     42,921
*   Kerry Logistics Network, Ltd.......................     52,750     89,006
    Kerry Properties, Ltd..............................    146,500    469,868
*   King Stone Energy Group, Ltd.......................    284,000     10,687
    Kingmaker Footwear Holdings, Ltd...................     72,000     14,218
    Kingston Financial Group, Ltd......................    716,000     80,125
    Kowloon Development Co., Ltd.......................    161,000    187,610
#   L'Occitane International SA........................     85,500    170,540
*   Lai Sun Development................................  5,039,666    124,911
*   Lai Sun Garment International, Ltd.................     22,080      3,437

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    Lerado Group Holding Co., Ltd......................   138,000 $   17,651
    Li & Fung, Ltd.....................................   180,000    250,123
    Lifestyle International Holdings, Ltd..............    62,000    111,332
    Lippo China Resources, Ltd.........................   542,000     26,856
    Lippo, Ltd.........................................     6,000      3,427
    Liu Chong Hing Investment, Ltd.....................    58,000    115,079
    Luen Thai Holdings, Ltd............................    87,000     27,497
#   Luk Fook Holdings International, Ltd...............   108,000    347,192
    Lung Kee Bermuda Holdings..........................    38,000     13,775
    Magnificent Estates................................   818,000     37,741
#   Man Wah Holdings, Ltd..............................    68,800    125,038
*   Melco Crown Entertainment, Ltd. ADR................     3,915    160,476
    Melco International Development, Ltd...............   298,000  1,077,303
    MGM China Holdings, Ltd............................    18,800     73,565
#   Midland Holdings, Ltd..............................   256,584    116,781
*   Ming Fung Jewellery Group, Ltd.....................   486,000      8,597
    Miramar Hotel & Investment.........................    39,000     49,146
#*  Mongolian Mining Corp..............................   887,000     96,076
    MTR Corp., Ltd.....................................    28,025     99,116
    NagaCorp, Ltd......................................   174,000    166,486
    Natural Beauty Bio-Technology, Ltd.................   140,000      7,979
*   Neo-Neon Holdings, Ltd.............................   205,000     44,389
*   Neptune Group, Ltd.................................   870,000     34,089
    New World Development Co., Ltd.....................   709,101    886,783
    Newocean Energy Holdings, Ltd......................   322,000    274,696
*   Next Media, Ltd....................................   184,000     21,614
    NWS Holdings, Ltd..................................   176,740    255,834
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................   265,000     17,997
    Orient Overseas International, Ltd.................   101,500    422,767
    Oriental Watch Holdings............................   198,000     50,897
    Pacific Andes International Holdings, Ltd..........   812,224     33,527
    Pacific Basin Shipping, Ltd........................   544,000    335,984
    Pacific Textile Holdings, Ltd......................    80,000    113,877
    Paliburg Holdings, Ltd.............................   108,000     34,755
*   Paradise Entertainment, Ltd........................   184,000    120,383
    PCCW, Ltd..........................................   839,000    381,865
*   Pearl Oriental Oil, Ltd............................   558,800     16,745
    Pico Far East Holdings, Ltd........................   158,000     45,034
    Playmates Holdings, Ltd............................    56,000     77,569
#*  Playmates Toys, Ltd................................   108,000     50,980
    PNG Resources Holdings, Ltd........................ 1,048,000     10,607
    Polytec Asset Holdings, Ltd........................   810,000    117,126
    Public Financial Holdings, Ltd.....................    48,000     22,763
    PYI Corp., Ltd.....................................   992,000     22,307
    Regal Hotels International Holdings, Ltd...........   296,000    154,736
*   Richfield Group Holdings, Ltd......................   664,000     19,106
*   Rising Development Holdings, Ltd...................    74,000     17,965
    SA SA International Holdings, Ltd..................   104,000     99,682
    Samsonite International SA.........................    66,600    183,036
*   Sandmartin International Holdings, Ltd.............     6,000        358
    SAS Dragon Hldg, Ltd...............................    56,000     30,875
    SEA Holdings, Ltd..................................    62,000     34,023
    Shangri-La Asia, Ltd...............................   225,666    372,642

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (Continued)
    Shenyin Wanguo HK, Ltd.............................    85,000 $ 28,367
*   Shougang Concord Technology Holdings...............   892,000   48,542
    Shun Tak Holdings, Ltd.............................   753,249  435,612
#*  Silver base Group Holdings, Ltd....................   218,000   27,707
*   Simsen International Corp., Ltd....................    18,000   24,852
    Singamas Container Holdings, Ltd...................   636,000  143,851
    Sino Land Co., Ltd.................................   542,823  721,898
    Sitoy Group Holdings, Ltd..........................    21,000   11,127
    SJM Holdings, Ltd..................................    45,000  139,192
#   SmarTone Telecommunications Holdings, Ltd..........    93,500  103,494
#   SOCAM Development, Ltd.............................    93,768   90,651
    Soundwill Holdings, Ltd............................    16,000   28,478
*   South China China, Ltd.............................   480,000   41,455
#   Stella International Holdings, Ltd.................    94,500  222,551
    Stelux Holdings International, Ltd.................   162,800   47,482
    Sun Hung Kai & Co., Ltd............................   294,341  170,313
    Sun Hung Kai Properties, Ltd.......................    77,480  946,241
#   Swire Pacific, Ltd. Class A........................    42,500  458,495
    Swire Pacific, Ltd. Class B........................    67,500  140,428
    TAI Cheung Holdings................................   110,000   78,494
    Tao Heung Holdings, Ltd............................    66,000   47,075
*   Taung Gold International, Ltd......................   970,000    3,748
*   Technovator International, Ltd.....................   106,000   41,794
    Techtronic Industries Co...........................   106,500  274,926
    Television Broadcasts, Ltd.........................    68,900  431,180
    Texwinca Holdings, Ltd.............................   214,000  205,142
*   Titan Petrochemicals Group, Ltd....................   620,000      200
    Tradelink Electronic Commerce, Ltd.................    78,000   22,792
    Transport International Holdings, Ltd..............    48,800   97,986
#   Trinity, Ltd.......................................   390,000  112,707
#*  TSC Group Holdings, Ltd............................   197,000   91,311
#*  United Laboratories International Holdings, Ltd.
      (The)............................................   267,000  153,153
*   Value Convergence Holdings, Ltd....................    24,000    3,375
    Value Partners Group, Ltd..........................   187,000  121,495
    Varitronix International, Ltd......................   142,000  154,104
    Victory City International Holdings, Ltd...........   311,701   46,669
    Vitasoy International Holdings, Ltd................   134,000  186,169
    VST Holdings, Ltd..................................   433,200  112,643
#   VTech Holdings, Ltd................................    26,300  318,181
    Wang On Group, Ltd................................. 1,720,000   29,861
    Wharf Holdings, Ltd................................    72,000  490,134
    Wheelock & Co., Ltd................................   140,000  567,809
#   Wing Hang Bank, Ltd................................    26,816  384,321
    Wing On Co. International, Ltd.....................    30,000   79,123
    Wing Tai Properties, Ltd...........................   120,000   72,681
    Wynn Macau, Ltd....................................    35,600  150,973
#   Xinyi Glass Holdings, Ltd..........................   242,000  196,070
*   Xinyi Solar Holdings, Ltd..........................   242,000   50,808
    YGM Trading, Ltd...................................     8,000   17,294

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Yue Yuen Industrial Holdings, Ltd..................   108,500 $   334,755
                                                                  -----------
TOTAL HONG KONG........................................            32,776,522
                                                                  -----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.............................    14,622      28,360
*   Anglo Irish Bank Corp. P.L.C.......................   105,210          --
*   Bank of Ireland.................................... 3,184,554   1,260,632
#*  Bank of Ireland Sponsored ADR......................    10,709     181,946
    C&C Group P.L.C....................................    67,048     380,327
    CRH P.L.C..........................................     9,182     236,036
    CRH P.L.C. Sponsored ADR...........................    59,771   1,548,069
    Dragon Oil P.L.C...................................    39,592     376,274
    FBD Holdings P.L.C.................................     6,827     163,690
    Glanbia P.L.C......................................    20,415     296,364
    IFG Group P.L.C....................................     7,878      18,783
    Irish Continental Group P.L.C......................     2,007      75,015
*   Kenmare Resources P.L.C............................    71,237      21,099
    Kerry Group P.L.C. Class A.........................     5,140     345,719
    Kingspan Group P.L.C...............................    31,873     608,525
    Paddy Power P.L.C..................................     5,679     447,859
    Smurfit Kappa Group P.L.C..........................    26,278     615,305
                                                                  -----------
TOTAL IRELAND..........................................             6,604,003
                                                                  -----------
ISRAEL -- (0.6%)
#*  Africa Israel Investments, Ltd.....................    24,617      54,945
*   Africa Israel Properties, Ltd......................       987      15,296
*   Airport City, Ltd..................................     3,606      33,263
*   AL-ROV Israel, Ltd.................................     1,253      45,880
*   Allot Communications, Ltd..........................       957      15,419
*   Alon Blue Square Israel, Ltd.......................     1,554       6,056
*   Alrov Properties and Lodgings, Ltd.................       710      20,127
    Amot Investments, Ltd..............................     4,033      11,984
*   AudioCodes, Ltd....................................     4,091      29,509
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................    17,486      16,470
    Azrieli Group......................................    11,185     352,389
    Babylon, Ltd.......................................     6,679      15,164
    Bank Hapoalim BM...................................   182,970     950,114
*   Bank Leumi Le-Israel BM............................   193,734     735,924
    Bayside Land Corp..................................        45      12,017
    Bezeq The Israeli Telecommunication Corp., Ltd.....    83,756     127,638
*   Big Shopping Centers 2004, Ltd.....................       959      36,688
    Cellcom Israel, Ltd.(B23WQK8)......................       833      10,349
    Cellcom Israel, Ltd.(M2196U109)....................     7,780      97,172
*   Ceragon Networks, Ltd..............................     5,455      16,898
#*  Clal Biotechnology Industries, Ltd.................     7,696      17,552
    Clal Insurance Enterprises Holdings, Ltd...........     9,219     166,768
*   Compugen, Ltd......................................     2,327      25,204
    Delek Automotive Systems, Ltd......................     4,482      46,307
    Delek Group, Ltd...................................       354     126,301
    Delta-Galil Industries, Ltd........................     3,234      94,647
    Elbit Systems, Ltd.(6308913).......................     2,463     138,391
    Elbit Systems, Ltd.(M3760D101).....................       500      28,385

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ISRAEL -- (Continued)
    Electra, Ltd.......................................     641 $   89,981
#*  Elron Electronic Industries, Ltd...................   5,818     49,958
*   Evogene, Ltd.......................................     302      5,352
*   EZchip Semiconductor, Ltd.(6554998)................   1,999     49,557
*   EZchip Semiconductor, Ltd.(M4146Y108)..............   1,922     46,878
    First International Bank Of Israel, Ltd............  10,129    160,434
    Formula Systems 1985, Ltd..........................   2,287     59,136
    Frutarom Industries, Ltd...........................   4,837    105,327
*   Gilat Satellite Networks, Ltd.(B01BZ39)............   4,767     22,355
*   Gilat Satellite Networks, Ltd.(M51474118)..........   3,025     14,097
*   Given Imaging, Ltd.................................   2,836     84,100
    Golf & Co., Ltd....................................   2,258      7,565
*   Hadera Paper, Ltd..................................     615     30,424
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  48,920    275,947
    Israel Chemicals, Ltd..............................   5,296     43,293
*   Israel Discount Bank, Ltd. Class A................. 236,218    405,094
    Ituran Location and Control, Ltd...................   2,289     49,998
#*  Jerusalem Oil Exploration..........................   4,925    197,940
#*  Kamada, Ltd........................................   5,535     84,058
    Matrix IT, Ltd.....................................  15,587     81,239
*   Mazor Robotics, Ltd................................   7,056     88,868
    Meitav DS Investments, Ltd.........................     436      1,386
    Melisron, Ltd......................................   1,534     39,933
    Menorah Mivtachim Holdings, Ltd....................  10,253    120,070
    Migdal Insurance & Financial Holding, Ltd..........  76,210    123,561
    Mivtach Shamir Holdings Ltd........................   1,364     46,402
#   Mizrahi Tefahot Bank, Ltd..........................  35,973    438,110
*   Naphtha Israel Petroleum Corp., Ltd................   4,748     32,299
    NICE Systems, Ltd. Sponsored ADR...................   4,369    172,357
*   Nitsba Holdings 1995, Ltd..........................   2,045     30,027
*   Nova Measuring Instruments, Ltd....................   1,566     17,019
*   Oil Refineries, Ltd................................ 226,332     64,690
    Ormat Industries...................................  16,978    111,671
    Osem Investments, Ltd..............................   1,973     43,817
*   Partner Communications Co., Ltd....................   2,971     25,450
*   Partner Communications Co., Ltd. ADR...............  10,082     86,151
    Paz Oil Co., Ltd...................................     688    101,955
    Phoenix Holdings, Ltd. (The).......................  19,525     68,271
    Plasson Industries, Ltd............................     986     35,375
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................   1,447     83,679
    Shikun & Binui, Ltd................................  36,629     85,407
    Shufersal, Ltd.....................................   8,735     33,036
    Strauss Group, Ltd.................................   2,188     38,401
    Teva Pharmaceutical Industries, Ltd................     395     17,606
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.  16,670    743,982
*   Tower Semiconductor, Ltd...........................   4,630     28,202
*   Union Bank of Israel...............................   5,193     22,734
                                                                ----------
TOTAL ISRAEL...........................................          7,810,049
                                                                ----------
ITALY -- (2.4%)
    A2A SpA............................................ 119,440    128,505
    ACEA SpA...........................................   7,397     81,301
    Aeroporto di Venezia Marco Polo SpA - SAVE.........   5,671     96,178

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
ITALY -- (Continued)
    Alerion Cleanpower SpA.............................     2,833 $   12,474
    Amplifon SpA.......................................    10,160     54,698
    Ansaldo STS SpA....................................    17,257    192,067
*   Arnoldo Mondadori Editore SpA......................    60,249    108,800
    Ascopiave SpA......................................     8,381     22,294
    Assicurazioni Generali SpA.........................    17,834    384,801
    Astaldi SpA........................................    14,297    135,946
    Atlantia SpA.......................................    19,780    449,906
*   Autogrill SpA......................................     9,277     84,938
    Azimut Holding SpA.................................    15,891    459,315
#*  Banca Carige SpA...................................   229,239    122,493
    Banca Generali SpA.................................     7,498    229,145
    Banca IFIS SpA.....................................     3,017     49,071
#*  Banca Monte dei Paschi di Siena SpA................ 1,340,570    303,853
*   Banca Piccolo Credito Valtellinese Scarl...........   234,621    378,814
*   Banca Popolare dell'Emilia Romagna SC..............   125,328  1,180,586
#*  Banca Popolare dell'Etruria e del Lazio............     3,028      2,814
*   Banca Popolare di Milano Scarl.....................   969,656    585,011
    Banca Popolare di Sondrio Scarl....................    77,768    432,939
#   Banca Profilo SpA..................................    35,778     11,839
    Banco di Desio e della Brianza SpA.................     6,850     24,098
#*  Banco Popolare.....................................   736,684  1,261,419
*   BasicNet SpA.......................................     6,641     19,420
    Brembo SpA.........................................     6,992    180,918
*   Brioschi Sviluppo Immobiliare SpA..................    10,866      1,581
#   Brunello Cucinelli SpA.............................     2,515     68,544
#   Buzzi Unicem SpA...................................    19,503    355,368
    Cairo Communication SpA............................     3,024     25,106
    Cementir Holding SpA...............................    24,433    146,036
*   CIR-Compagnie Industriali Riunite SpA..............   179,295    258,517
*   CNH Industrial NV..................................    17,446    183,042
    Credito Bergamasco SpA.............................       474      9,664
    Credito Emiliano SpA...............................    20,701    169,086
*   d'Amico International Shipping SA..................    22,435     20,659
    Danieli & C Officine Meccaniche SpA................     2,308     76,811
    Datalogic SpA......................................     3,058     32,874
    Davide Campari-Milano SpA..........................    23,376    186,222
    De'Longhi SpA......................................     4,556     74,802
    DiaSorin SpA.......................................     2,898    129,971
    Ei Towers SpA......................................     2,079    101,437
    Enel Green Power SpA...............................    41,759    105,247
    Engineering SpA....................................       729     45,098
    Eni SpA............................................    47,409  1,076,594
#   Eni SpA Sponsored ADR..............................    10,306    467,892
    ERG SpA............................................    21,638    297,340
    Esprinet SpA.......................................    14,497    120,400
*   Eurotech SpA.......................................     5,432     14,560
*   Falck Renewables SpA...............................    38,352     71,808
#*  Fiat SpA...........................................   160,059  1,591,995
#*  Finmeccanica SpA...................................   133,809  1,172,515
*   Fondiaria-Sai SpA..................................   230,238    690,870
#   Geox SpA...........................................    19,867     80,196
*   Gruppo Editoriale L'Espresso SpA...................    50,190    110,160

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Gtech Spa..........................................   7,064 $  215,014
    Hera SpA...........................................  61,354    141,468
*   IMMSI SpA..........................................  51,070     34,020
    Indesit Co. SpA....................................  16,201    220,741
    Industria Macchine Automatiche SpA.................   1,827     76,341
*   Intek Group SpA....................................  36,247     15,900
    Interpump Group SpA................................  13,850    179,020
    Intesa Sanpaolo SpA................................ 531,145  1,431,520
    Iren SpA........................................... 102,452    144,824
#   Italcementi SpA....................................  38,143    375,540
*   Italmobiliare SpA..................................   2,696    100,987
#*  Juventus Football Club SpA.........................  18,350      5,545
*   Landi Renzo SpA....................................   7,410     12,538
    Luxottica Group SpA................................   2,382    126,228
    Luxottica Group SpA Sponsored ADR..................     300     15,771
    MARR SpA...........................................   1,671     26,379
*   Mediaset SpA....................................... 138,218    702,969
*   Mediobanca SpA.....................................  90,740    829,691
    Mediolanum SpA.....................................  13,332    114,544
    Parmalat SpA.......................................  66,960    222,646
#   Piaggio & C SpA....................................  49,378    150,964
#   Pirelli & C. SpA...................................  18,964    304,997
*   Poltrona Frau SpA..................................   2,894      9,160
#*  Prelios SpA........................................  12,061      9,576
#   Prysmian SpA.......................................  29,226    713,529
#*  RCS MediaGroup SpA.................................   2,140      4,390
    Recordati SpA......................................  15,925    248,685
    Reply SpA..........................................     890     68,045
#*  Retelit SpA........................................  33,446     29,225
    Sabaf SpA..........................................     760     12,717
*   Safilo Group SpA...................................  16,356    378,924
    Saipem SpA.........................................   7,505    175,731
    Salvatore Ferragamo Italia SpA.....................   1,171     36,187
#*  Saras SpA..........................................  80,787     97,937
*   Snai SpA...........................................  24,408     61,631
    Societa Cattolica di Assicurazioni S.c.r.l.........  17,342    436,610
    Societa Iniziative Autostradali e Servizi SpA......  15,785    157,430
    Societa per la Bonifica dei Terreni Ferraresi e
      Imprese Agricole SpA.............................     214     10,824
    Sogefi SpA.........................................   8,308     44,774
    SOL SpA............................................   6,059     50,364
*   Sorin SpA..........................................  79,381    232,005
    Telecom Italia SpA................................. 644,816    716,074
    Telecom Italia SpA Sponsored ADR...................  32,914    364,358
    Tenaris SA ADR.....................................   2,700    120,096
    Terna Rete Elettrica Nazionale SpA.................  45,966    222,857
    Tod's SpA..........................................     859    117,217
    Trevi Finanziaria Industriale SpA..................  13,654    114,797
    UniCredit SpA...................................... 202,512  1,515,825
    Unione di Banche Italiane SCPA..................... 368,830  2,682,714
    Unipol Gruppo Finanziario SpA......................  95,737    546,210
    Vianini Lavori SpA.................................   1,509     10,278
    Vittoria Assicurazioni SpA.........................   9,400    117,214
*   World Duty Free SpA................................   9,277    134,922

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
ITALY -- (Continued)
*   Yoox SpA...........................................   5,929 $   224,227
    Zignago Vetro SpA..................................   2,758      19,439
                                                                -----------
TOTAL ITALY............................................          29,809,657
                                                                -----------
JAPAN -- (19.6%)
    77 Bank, Ltd. (The)................................ 110,000     502,895
    A&D Co., Ltd.......................................   9,700      57,006
    ABC-Mart, Inc......................................   1,100      47,562
#   Accordia Golf Co., Ltd.............................  31,300     409,203
    Achilles Corp......................................  49,000      69,103
    Adastria Holdings Co., Ltd.........................   1,680      44,107
    ADEKA Corp.........................................  33,100     364,185
    Aderans Co., Ltd...................................   4,800      51,359
    Advan Co., Ltd.....................................   2,600      29,294
#   Advantest Corp.....................................  11,300     119,272
    Advantest Corp. ADR................................   1,800      19,188
    Aeon Co., Ltd......................................  32,200     401,503
    Aeon Fantasy Co., Ltd..............................   3,600      54,547
*   Agora Hospitality Group Co., Ltd...................  34,000      17,231
    Ahresty Corp.......................................   5,400      47,717
    Ai Holdings Corp...................................   7,700     103,375
    Aica Kogyo Co., Ltd................................   8,300     152,715
    Aichi Bank, Ltd. (The).............................   3,600     169,719
    Aichi Corp.........................................  16,200      70,005
    Aichi Steel Corp...................................  45,000     180,921
    Aichi Tokei Denki Co., Ltd.........................  17,000      49,193
    Aida Engineering, Ltd..............................  19,100     212,378
*   Aigan Co., Ltd.....................................   4,200      11,434
    Ain Pharmaciez, Inc................................   2,300     113,479
#   Aiphone Co., Ltd...................................   4,600      75,217
    Air Water, Inc.....................................  22,000     324,208
    Airport Facilities Co., Ltd........................   6,100      47,763
    Aisan Industry Co., Ltd............................  12,000     111,107
    Aisin Seiki Co., Ltd...............................   4,500     165,692
    Aizawa Securities Co., Ltd.........................  20,900     170,637
    Ajinomoto Co., Inc.................................  26,000     366,937
    Akita Bank, Ltd. (The).............................  66,000     175,697
    Alconix Corp.......................................   1,000      21,669
    Alfresa Holdings Corp..............................  12,200     693,192
    Alinco, Inc........................................   2,900      32,230
    Allied Telesis Holdings KK.........................  20,700      20,349
#   Alpen Co., Ltd.....................................   7,400     136,177
    Alpha Corp.........................................   1,500      14,927
    Alpha Systems, Inc.................................   1,560      20,300
    Alpine Electronics, Inc............................  20,100     281,420
*   Alps Electric Co., Ltd.............................  50,300     657,434
    Alps Logistics Co., Ltd............................   2,000      21,141
    Altech Corp........................................     600       5,811
#   Amada Co., Ltd..................................... 101,000     817,172
    Amano Corp.........................................  23,200     241,446
    Amiyaki Tei Co., Ltd...............................     600      19,938
    Anest Iwata Corp...................................   7,000      43,998
    Anritsu Corp.......................................  12,300     134,833

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    AOKI Holdings, Inc.................................  10,278 $170,516
    Aomori Bank, Ltd. (The)............................  75,000  196,832
    Aoyama Trading Co., Ltd............................  21,800  559,314
#   Aozora Bank, Ltd...................................  59,000  168,141
    Arakawa Chemical Industries, Ltd...................   4,000   35,267
    Arata Corp.........................................  11,000   35,772
    Araya Industrial Co., Ltd..........................  17,000   25,056
    Arcland Sakamoto Co., Ltd..........................   7,400  124,719
    Arcs Co., Ltd......................................  15,789  294,769
    Argo Graphics, Inc.................................   1,000   17,040
    Ariake Japan Co., Ltd..............................   3,200   81,682
    Arisawa Manufacturing Co., Ltd.....................  11,600   64,764
*   Arrk Corp..........................................  16,100   41,940
#   Artnature, Inc.....................................   2,200   61,699
    As One Corp........................................   4,500  102,369
    Asahi Broadcasting Corp............................   2,200   14,389
    Asahi Co., Ltd.....................................   2,700   36,726
    Asahi Diamond Industrial Co., Ltd..................  20,900  222,116
    Asahi Glass Co., Ltd............................... 162,000  916,445
    Asahi Group Holdings, Ltd..........................   4,300  116,935
    Asahi Holdings, Inc................................  10,000  186,880
    Asahi Intecc Co., Ltd..............................   2,400   96,668
    Asahi Kasei Corp...................................  35,000  264,844
#   Asahi Kogyosha Co., Ltd............................   4,000   15,089
    Asahi Organic Chemicals Industry Co., Ltd..........  20,000   42,285
*   Asanuma Corp.......................................  30,000   43,941
    Asatsu-DK, Inc.....................................  13,200  305,182
*   Ashimori Industry Co., Ltd.........................  19,000   24,729
    Asics Corp.........................................   5,000   86,359
    ASKA Pharmaceutical Co., Ltd.......................   8,000   63,493
#   ASKUL Corp.........................................     800   30,594
    Astellas Pharma, Inc...............................   1,500   92,697
    Asunaro Aoki Construction Co., Ltd.................   3,500   19,343
    Autobacs Seven Co., Ltd............................  26,300  424,611
    Avex Group Holdings, Inc...........................   3,700   84,437
    Awa Bank, Ltd. (The)...............................  86,000  416,088
    Axell Corp.........................................   1,500   25,506
    Axial Retailing, Inc...............................   3,000   43,944
    Azbil Corp.........................................  17,400  411,480
    Bando Chemical Industries, Ltd.....................  37,000  145,813
    Bank of Iwate, Ltd. (The)..........................   6,900  306,830
#   Bank of Kochi, Ltd. (The)..........................  23,000   37,045
    Bank of Kyoto, Ltd. (The)..........................  97,000  772,659
    Bank of Nagoya, Ltd. (The).........................  57,000  186,080
    Bank of Okinawa, Ltd. (The)........................   7,000  256,546
    Bank of Saga, Ltd. (The)...........................  58,000  125,299
    Bank of the Ryukyus, Ltd...........................  16,000  200,956
    Bank of Yokohama, Ltd. (The)....................... 183,000  919,881
    Belc Co., Ltd......................................   3,000   53,954
    Belluna Co., Ltd...................................  22,200  106,640
    Benesse Holdings, Inc..............................   2,700  106,366
#   Best Bridal, Inc...................................   1,000    5,952
*   Best Denki Co., Ltd................................  22,500   32,244

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Bic Camera, Inc....................................     191 $111,288
#   Bit-isle, Inc......................................   4,600   32,596
    BML, Inc...........................................   4,500  152,569
#   Bookoff Corp.......................................   2,500   17,218
    Bridgestone Corp...................................   7,400  265,677
    Brother Industries, Ltd............................  23,900  300,517
    Bunka Shutter Co., Ltd.............................  22,000  134,516
    C Uyemura & Co., Ltd...............................     200    9,374
#   Calbee, Inc........................................   2,000   46,146
    Calsonic Kansei Corp...............................  67,000  333,097
#   Can Do Co., Ltd....................................   1,300   19,179
    Canon Electronics, Inc.............................   6,500  123,911
#   Canon Marketing Japan, Inc.........................  18,500  236,750
    Canon, Inc.........................................  21,300  622,191
#   Capcom Co., Ltd....................................   3,000   58,596
*   Carlit Holdings Co., Ltd...........................   3,400   15,824
    Casio Computer Co., Ltd............................  18,200  196,650
    Cawachi, Ltd.......................................   7,000  132,770
    Central Glass Co., Ltd.............................  81,000  254,712
#   Central Sports Co., Ltd............................     900   13,653
    Century Tokyo Leasing Corp.........................   6,900  200,968
    Chiba Bank, Ltd. (The)............................. 114,000  721,406
*   Chiba Kogyo Bank, Ltd. (The).......................  22,100  152,406
    Chino Corp.........................................   4,000    8,627
    Chiyoda Co., Ltd...................................   7,000  137,500
#   Chiyoda Corp.......................................   7,000  107,607
    Chiyoda Integre Co., Ltd...........................   5,500  105,073
    Chori Co., Ltd.....................................   4,700   52,899
    Chubu Shiryo Co., Ltd..............................   5,000   27,505
    Chuetsu Pulp & Paper Co., Ltd......................  31,000   64,458
*   Chugai Mining Co., Ltd.............................  36,200   11,268
#   Chugai Pharmaceutical Co., Ltd.....................   2,200   49,906
    Chugai Ro Co., Ltd.................................  13,000   31,516
    Chugoku Bank, Ltd. (The)...........................  46,000  566,230
    Chugoku Marine Paints, Ltd.........................  26,000  140,855
    Chukyo Bank, Ltd. (The)............................  29,000   49,725
*   Chuo Denki Kogyo Co., Ltd..........................   3,100   10,169
    Chuo Spring Co., Ltd...............................   5,000   14,736
    Citizen Holdings Co., Ltd..........................  72,400  563,810
    CKD Corp...........................................  22,300  225,902
#*  Clarion Co., Ltd...................................  30,000   43,092
    Cleanup Corp.......................................   6,800   59,091
#   CMIC Holdings Co., Ltd.............................   3,200   41,409
    CMK Corp...........................................  12,800   31,784
    Coca-Cola East Japan Co., Ltd......................  12,972  318,762
    Coca-Cola West Co., Ltd............................  20,300  397,792
    Cocokara fine, Inc.................................   6,500  160,268
    Computer Engineering & Consulting, Ltd.............   1,700   11,091
    COMSYS Holdings Corp...............................  23,100  335,045
    CONEXIO Corp.......................................   3,700   30,244
#*  COOKPAD, Inc.......................................   2,500   81,554
    Corona Corp........................................   5,000   54,040
    Cosel Co., Ltd.....................................   4,900   56,091

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
*   Cosmo Oil Co., Ltd................................. 229,000 $  427,059
*   Cosmos Initia Co., Ltd.............................   6,700     33,764
    Cosmos Pharmaceutical Corp.........................     500     62,551
    CREATE SD HOLDINGS Co., Ltd........................   1,000     33,537
    Credit Saison Co., Ltd.............................  14,200    347,150
    CTI Engineering Co., Ltd...........................   5,100     52,913
    Dai Nippon Printing Co., Ltd.......................  86,000    848,909
    Dai Nippon Toryo Co., Ltd..........................  49,000     77,487
    Dai-Dan Co., Ltd...................................   6,000     31,475
    Dai-ichi Life Insurance Co., Ltd. (The)............  37,600    564,195
#   Dai-ichi Seiko Co., Ltd............................   5,200     62,245
    Daibiru Corp.......................................  21,400    241,920
    Daicel Corp........................................  51,000    408,960
    Daido Kogyo Co., Ltd...............................  22,000     70,747
    Daido Metal Co., Ltd...............................  11,000    117,717
    Daido Steel Co., Ltd...............................  55,000    273,480
    Daidoh, Ltd........................................   4,600     30,896
#*  Daiei, Inc. (The)..................................  41,450    120,046
    Daifuku Co., Ltd...................................  28,500    337,365
#   Daihatsu Motor Co., Ltd............................  10,700    166,877
#   Daihen Corp........................................  34,000    150,346
    Daiho Corp.........................................  50,000    182,129
    Daiichi Jitsugyo Co., Ltd..........................  11,000     50,088
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd..............     700     17,813
    Daiichi Sankyo Co., Ltd............................  12,800    213,348
    Daiichikosho Co., Ltd..............................   4,100    127,800
    Daiken Corp........................................  20,000     51,306
    Daiken Medical Co., Ltd............................   2,000     34,374
    Daiki Aluminium Industry Co., Ltd..................  10,000     26,112
    Daiki Ataka Engineering Co., Ltd...................   9,000     42,629
    Daiko Clearing Services Corp.......................   4,200     33,669
    Daikoku Denki Co., Ltd.............................   3,300     78,442
    Daikokutenbussan Co., Ltd..........................     400     11,054
#   Daikyo, Inc........................................  88,000    213,866
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  21,000     93,862
*   Dainippon Screen Manufacturing Co., Ltd............   6,000     28,269
    Dainippon Sumitomo Pharma Co., Ltd.................   9,900    168,181
#   Daio Paper Corp....................................  39,000    334,915
    Daisan Bank, Ltd. (The)............................  46,000     78,115
    Daiseki Co., Ltd...................................   5,400     99,394
    Daishi Bank, Ltd. (The)............................ 141,000    504,677
    Daishinku Corp.....................................  20,000     85,008
    Daiso Co., Ltd.....................................  25,000     89,566
    Daisyo Corp........................................   2,000     25,235
    Daito Bank, Ltd. (The).............................  39,000     42,311
    Daito Electron Co., Ltd............................   1,200      4,443
    Daito Pharmaceutical Co., Ltd......................   2,400     35,911
    Daito Trust Construction Co., Ltd..................   2,100    198,364
    Daiwa House Industry Co., Ltd......................  19,000    360,392
    Daiwa Securities Group, Inc........................ 153,447  1,423,129
    Daiwabo Holdings Co., Ltd..........................  83,000    162,753
    DC Co., Ltd........................................   3,400     20,532
    DCM Holdings Co., Ltd..............................  33,400    223,819

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Dena Co., Ltd......................................   4,300 $ 82,572
    Denki Kagaku Kogyo KK.............................. 136,000  521,573
    Denki Kogyo Co., Ltd...............................   3,000   19,399
    Denso Corp.........................................   6,000  308,571
#   Dentsu, Inc........................................   3,000  117,679
    Denyo Co., Ltd.....................................   5,100   69,414
    Descente, Ltd......................................  14,000   91,826
    DIC Corp...........................................  63,000  179,167
#   Disco Corp.........................................   1,700  118,435
#   DKS Co., Ltd.......................................  11,000   34,573
    DMG Mori Seiki Co., Ltd............................  28,400  496,198
    Don Quijote Holdings Co., Ltd......................     600   36,776
    Doshisha Co., Ltd..................................  10,000  133,854
    Doutor Nichires Holdings Co., Ltd..................  12,000  205,940
    Dowa Holdings Co., Ltd.............................  20,000  180,075
#   Dr Ci:Labo Co., Ltd................................   1,900   57,360
    Dream Incubator, Inc...............................      21   32,412
    DTS Corp...........................................   6,800  128,361
    Dunlop Sports Co., Ltd.............................   4,200   52,442
    Duskin Co., Ltd....................................  20,200  386,034
#   Dwango Co., Ltd....................................   2,700   67,395
    Dynic Corp.........................................   5,000    8,883
    Eagle Industry Co., Ltd............................   6,000   97,697
    Earth Chemical Co., Ltd............................     100    3,362
    Ebara Corp.........................................  90,000  575,651
    Ebara Jitsugyo Co., Ltd............................   2,400   31,031
#   EDION Corp.........................................  32,500  181,285
    Ehime Bank, Ltd. (The).............................  47,000  100,545
    Eidai Co., Ltd.....................................   8,000   47,864
    Eighteenth Bank, Ltd. (The)........................  55,000  120,831
    Eiken Chemical Co., Ltd............................   4,400   79,705
    Eizo Corp..........................................   8,100  203,757
    Elecom Co., Ltd....................................   2,400   34,586
    Elematec Corp......................................   2,574   44,335
    Emori & Co., Ltd...................................   2,100   43,123
    en-japan, Inc......................................     500   11,376
#   Endo Lighting Corp.................................   3,800   68,444
    Enplas Corp........................................     900   59,933
*   Enshu, Ltd.........................................  12,000   16,802
#   EPS Corp...........................................      30   34,854
    Excel Co., Ltd.....................................   1,700   20,746
    Exedy Corp.........................................  12,700  398,880
    Ezaki Glico Co., Ltd...............................  19,000  253,834
    F-Tech, Inc........................................   1,200   16,763
    F@N Communications, Inc............................   2,300   92,156
    Faith, Inc.........................................   1,760   18,345
    FALCO SD HOLDINGS Co., Ltd.........................     400    4,988
    FamilyMart Co., Ltd................................   2,200   99,179
#   Fancl Corp.........................................  14,600  160,356
    FCC Co., Ltd.......................................   9,600  184,019
    Ferrotec Corp......................................  17,400  111,393
#   FIDEA Holdings Co., Ltd............................  57,800  111,690
    Fields Corp........................................   5,100   97,538

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Financial Products Group Co., Ltd..................   4,700 $ 44,770
*   First Baking Co., Ltd..............................   4,000    5,431
#   Foster Electric Co., Ltd...........................   8,900  143,285
    FP Corp............................................   1,200   74,827
    France Bed Holdings Co., Ltd.......................  30,000   56,961
*   Fudo Tetra Corp....................................  38,700   63,076
    Fuji Co. Ltd/Ehime.................................   3,700   61,867
    Fuji Corp., Ltd....................................   7,200   49,719
    Fuji Electric Co., Ltd.............................  59,000  255,598
    Fuji Electronics Co., Ltd..........................   4,900   67,377
    Fuji Furukawa Engineering & Construction Co., Ltd..   2,000    5,694
    Fuji Kiko Co., Ltd.................................  11,000   38,439
    Fuji Kosan Co., Ltd................................     100      659
    Fuji Kyuko Co., Ltd................................   8,000   66,177
    Fuji Media Holdings, Inc...........................   7,300  136,487
    Fuji Oil Co. Ltd/Osaka.............................  14,800  218,434
    Fuji Oil Co., Ltd..................................  16,900   55,409
    Fuji Pharma Co., Ltd...............................     700   12,606
    Fuji Seal International, Inc.......................   4,800  159,397
    Fuji Soft, Inc.....................................   8,200  190,709
    Fujibo Holdings, Inc...............................  35,000   72,524
    Fujicco Co., Ltd...................................   5,000   57,026
    FUJIFILM Holdings Corp.............................  21,700  632,380
    Fujikura Kasei Co., Ltd............................   7,100   40,585
#   Fujikura Rubber, Ltd...............................   4,200   40,147
    Fujikura, Ltd...................................... 145,000  672,390
    Fujimi, Inc........................................   8,800  108,336
    Fujimori Kogyo Co., Ltd............................   4,800  111,326
#*  Fujisash Co., Ltd..................................  20,100   39,532
    Fujishoji Co., Ltd.................................   2,000   25,113
    Fujitec Co., Ltd...................................  21,000  258,250
    Fujitsu Frontech, Ltd..............................   3,600   50,621
    Fujitsu General, Ltd...............................   7,000   83,286
*   Fujitsu, Ltd....................................... 137,000  765,842
#   Fujiya Co., Ltd....................................  16,000   29,316
    FuKoKu Co., Ltd....................................   1,100   10,950
    Fukuda Corp........................................  10,000   42,729
    Fukui Bank, Ltd. (The).............................  83,000  189,174
    Fukuoka Financial Group, Inc....................... 132,000  549,994
    Fukushima Bank, Ltd. (The).........................  93,000   79,854
    Fukushima Industries Corp..........................   3,300   51,682
    Fukuyama Transporting Co., Ltd.....................  57,000  308,307
    Funai Consulting, Inc..............................   3,700   28,987
#   Furukawa Battery Co., Ltd..........................   2,000   14,460
    Furukawa Co., Ltd.................................. 102,000  202,259
    Furukawa Electric Co., Ltd......................... 297,000  726,695
    Furuno Electric Co., Ltd...........................  10,300   74,280
    Furusato Industries, Ltd...........................     600    6,936
    Furuya Metal Co., Ltd..............................     400    8,299
    Fuso Pharmaceutical Industries, Ltd................  26,000   87,435
*   Futaba Industrial Co., Ltd.........................  28,500  108,261
    Fuyo General Lease Co., Ltd........................   4,300  149,188
    G-Tekt Corp........................................   4,100  121,992

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Gakken Holdings Co., Ltd...........................  14,000 $ 40,942
    Gecoss Corp........................................   5,100   46,935
    Geo Holdings Corp..................................  15,700  149,044
#   GLOBERIDE, Inc.....................................  43,000   61,909
    Glory, Ltd.........................................  22,200  550,224
    GMO internet, Inc..................................   2,800   34,150
    GMO Payment Gateway, Inc...........................   1,100   52,406
    Godo Steel, Ltd....................................  57,000   96,646
    Goldcrest Co., Ltd.................................  15,790  386,102
    Goldwin, Inc.......................................   7,000   31,378
#   Gourmet Kineya Co., Ltd............................   7,000   50,197
#   Gree, Inc..........................................  11,900  117,093
    GS Yuasa Corp......................................  30,000  155,788
    GSI Creos Corp.....................................  26,000   40,124
    Gulliver International Co., Ltd....................  17,800  127,113
#   Gun-Ei Chemical Industry Co., Ltd..................  20,000   84,124
#*  GungHo Online Entertainment, Inc...................   7,700   47,578
    Gunma Bank, Ltd. (The)............................. 109,000  576,824
    Gunze, Ltd.........................................  53,000  137,782
    Gurunavi, Inc......................................   2,200   61,884
    H-One Co., Ltd.....................................   3,100   31,670
    H2O Retailing Corp.................................  35,000  286,341
    Hachijuni Bank, Ltd. (The)......................... 114,000  629,496
    Hagihara Industries, Inc...........................     700    9,369
    Hakudo Co., Ltd....................................   1,500   13,969
    Hakuhodo DY Holdings, Inc..........................  32,300  260,905
    Hakuto Co., Ltd....................................   4,200   41,604
    Hamakyorex Co., Ltd................................   2,600   75,980
    Hamamatsu Photonics KK.............................   5,400  226,541
    Hankyu Hanshin Holdings, Inc.......................  66,000  333,979
    Hanwa Co., Ltd.....................................  81,000  417,565
    Happinet Corp......................................   2,800   24,950
    Hard Off Corp. Co., Ltd............................   1,800   15,534
    Harima Chemicals Group, Inc........................   2,100    9,445
    Haruyama Trading Co., Ltd..........................     300    2,210
#*  Haseko Corp........................................  18,500  137,707
#   Hazama Ando Corp...................................  52,350  183,873
    Heiwa Corp.........................................  12,100  214,391
    Heiwa Real Estate Co., Ltd.........................  25,400  388,512
    Heiwado Co., Ltd...................................  12,700  175,267
    HI-LEX Corp........................................   6,200  147,507
    Hibiya Engineering, Ltd............................   3,700   42,668
    Hiday Hidaka Corp..................................   2,280   54,895
    Higashi Nihon House Co., Ltd.......................   9,000   40,794
    Higashi-Nippon Bank, Ltd. (The)....................  52,000  132,876
    Higo Bank, Ltd. (The)..............................  67,000  349,301
#   Hikari Tsushin, Inc................................   1,600  133,135
    Himaraya Co., Ltd..................................     900   10,136
    Hino Motors, Ltd...................................   8,000  116,415
    Hioki EE Corp......................................   3,100   42,286
    Hiramatsu, Inc.....................................   6,300   44,365
    Hiroshima Bank, Ltd. (The)......................... 150,000  605,773
    Hisaka Works, Ltd..................................   2,000   19,691

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hisamitsu Pharmaceutical Co., Inc..................   1,400 $   62,986
    Hitachi Capital Corp...............................  14,300    355,949
    Hitachi Chemical Co., Ltd..........................   9,600    137,653
#   Hitachi Construction Machinery Co., Ltd............  10,300    196,756
    Hitachi High-Technologies Corp.....................   6,900    158,000
    Hitachi Koki Co., Ltd..............................  21,900    154,783
    Hitachi Kokusai Electric, Inc......................   2,000     26,273
    Hitachi Metals, Ltd................................  16,110    253,787
    Hitachi Transport System, Ltd......................  19,900    316,079
    Hitachi Zosen Corp.................................  24,800    178,285
    Hitachi, Ltd.......................................  49,000    373,546
    Hitachi, Ltd. ADR..................................   4,900    375,585
    Hodogaya Chemical Co., Ltd.........................  23,000     44,516
    Hogy Medical Co., Ltd..............................   3,500    180,924
#*  Hokkaido Electric Power Co., Inc...................   7,700     80,559
#   Hokkaido Gas Co., Ltd..............................   1,000      2,697
    Hokkan Holdings, Ltd...............................   8,000     25,070
    Hokko Chemical Industry Co., Ltd...................   2,000      6,685
    Hokkoku Bank, Ltd. (The)........................... 120,000    399,009
    Hokuetsu Bank, Ltd. (The)..........................  79,000    154,322
#   Hokuetsu Kishu Paper Co., Ltd......................  47,500    206,906
    Hokuhoku Financial Group, Inc...................... 328,000    621,481
    Hokuriku Electric Industry Co., Ltd................  29,000     44,538
    Hokuriku Electric Power Co.........................   8,500    103,591
    Hokuto Corp........................................   9,000    165,617
    Honda Motor Co., Ltd...............................  33,223  1,245,303
    Honda Motor Co., Ltd. Sponsored ADR................  14,859    557,361
#   Honeys Co., Ltd....................................   8,070     71,890
#   Hoosiers Holdings Co., Ltd.........................   6,300     41,496
#   Horiba, Ltd........................................  11,000    398,223
    Hoshizaki Electric Co., Ltd........................   2,800     99,580
    Hosiden Corp.......................................   2,800     14,037
    Hosokawa Micron Corp...............................  17,000    106,059
#   House Foods Group, Inc.............................  21,800    326,384
    Howa Machinery, Ltd................................   7,500     60,085
    Hoya Corp..........................................  11,500    317,788
    Hyakugo Bank, Ltd. (The)........................... 102,000    411,098
    Hyakujushi Bank, Ltd. (The)........................ 114,000    371,471
    I-Net Corp.........................................   7,000     55,445
#   Ibiden Co., Ltd....................................  32,800    601,171
    IBJ Leasing Co., Ltd...............................   5,200    135,771
    Ichibanya Co., Ltd.................................     400     14,486
    Ichigo Group Holdings Co., Ltd.....................  12,000     34,863
*   Ichikoh Industries, Ltd............................  11,000     16,744
    ICHINEN HOLDINGS Co., Ltd..........................   6,000     47,369
    Idec Corp..........................................   6,900     60,149
    Idemitsu Kosan Co., Ltd............................  23,200    514,730
#   Ihara Chemical Industry Co., Ltd...................  10,000     71,111
    IHI Corp...........................................  47,000    213,126
*   Iida Group Holdings Co., Ltd.......................  12,720    225,591
    Iino Kaiun Kaisha, Ltd.............................  29,000    158,479
*   IJT Technology Holdings Co., Ltd...................   3,000     15,060
#*  Ikegami Tsushinki Co., Ltd.........................  10,000     10,981

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Imagica Robot Holdings, Inc........................   1,400 $  8,091
#   Imasen Electric Industrial.........................   6,500   90,141
    Imperial Hotel, Ltd................................     400    9,106
    Inaba Denki Sangyo Co., Ltd........................   9,800  311,115
    Inaba Seisakusho Co., Ltd..........................     400    4,721
    Inabata & Co., Ltd.................................  17,000  188,854
    Inageya Co., Ltd...................................   3,800   36,839
    Ines Corp..........................................  16,800  123,537
    Infocom Corp.......................................   3,000   25,590
    Infomart Corp......................................   2,600   43,329
    Information Services International-Dentsu, Ltd.....   2,900   31,181
    Innotech Corp......................................   4,400   20,812
    Intage Holdings Inc................................   1,000   13,428
    Internet Initiative Japan, Inc.....................   3,700   90,841
#*  Inui Steamship Co., Ltd............................  15,700   51,576
    Inui Warehouse Co., Ltd............................   1,600   14,421
    Iriso Electronics Co., Ltd.........................   1,800   82,466
    Ise Chemical Corp..................................   3,000   24,290
    Iseki & Co., Ltd...................................  51,000  141,938
    Isetan Mitsukoshi Holdings, Ltd....................  33,700  426,314
*   Ishihara Sangyo Kaisha, Ltd........................ 145,000  168,326
    Ishii Iron Works Co., Ltd..........................   7,000   19,206
    Ishizuka Glass Co., Ltd............................   3,000    8,612
    Isuzu Motors, Ltd..................................  55,000  325,588
    IT Holdings Corp...................................  32,700  540,890
    Itfor, Inc.........................................   3,200   15,065
    Ito En, Ltd........................................   1,400   30,153
    ITOCHU Corp........................................  66,600  813,670
    Itochu Enex Co., Ltd...............................  20,800  121,754
    Itochu Techno-Solutions Corp.......................   3,400  139,999
    Itochu-Shokuhin Co., Ltd...........................   1,600   53,003
    Itoham Foods, Inc..................................  69,000  308,895
    Itoki Corp.........................................  13,453   79,400
    Iwai Cosmo Holdings, Inc...........................   6,600   84,942
    Iwaki & Co., Ltd...................................   3,000    5,983
*   Iwasaki Electric Co., Ltd..........................  40,000   79,871
    Iwatani Corp.......................................  50,000  287,999
    Iyo Bank, Ltd. (The)...............................  52,000  486,108
    Izumi Co., Ltd.....................................   2,600   78,724
    Izumiya Co., Ltd...................................  20,000   87,833
#*  Izutsuya Co., Ltd..................................  62,000   51,240
    J Front Retailing Co., Ltd.........................  79,000  526,600
#   J-Oil Mills, Inc...................................  39,000  108,154
*   Janome Sewing Machine Co., Ltd.....................  66,000   56,431
    Japan Airport Terminal Co., Ltd....................  11,400  228,440
*   Japan Asia Group, Ltd..............................   6,900   42,196
    Japan Aviation Electronics Industry, Ltd...........  16,000  242,446
    Japan Digital Laboratory Co., Ltd..................   7,600  113,320
#   Japan Drilling Co., Ltd............................     800   40,719
#   Japan Exchange Group, Inc..........................   6,000  144,962
    Japan Pulp & Paper Co., Ltd........................  21,000   66,385
*   Japan Radio Co., Ltd...............................  24,000   81,599
    Japan Steel Works, Ltd. (The)......................  33,000  163,015

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Japan Transcity Corp...............................  11,000 $ 34,593
    Japan Vilene Co., Ltd..............................   6,000   37,699
    Japan Wool Textile Co., Ltd. (The).................  17,000  122,262
    JBCC Holdings, Inc.................................   6,000   46,101
    JFE Holdings, Inc..................................  22,460  465,427
    JGC Corp...........................................   2,000   75,424
    Jimoto Holdings, Inc...............................  23,500   46,123
    Jin Co., Ltd.......................................   1,300   44,636
    JK Holdings Co., Ltd...............................   2,200   12,362
    JMS Co., Ltd.......................................   7,000   19,853
    Joshin Denki Co., Ltd..............................  10,000   75,939
    Jowa Holdings Co., Ltd.............................   3,700  119,845
    Joyo Bank, Ltd. (The).............................. 104,000  492,278
#   JP-Holdings, Inc...................................  10,800   47,836
    JSP Corp...........................................   5,600   82,537
    JSR Corp...........................................   6,600  117,524
    JTEKT Corp.........................................  22,400  329,799
#*  Juki Corp..........................................  17,000   33,358
    Juroku Bank, Ltd. (The)............................ 132,000  458,454
*   Justsystems Corp...................................   7,800   66,436
#   JVC Kenwood Corp...................................  57,470  108,329
    JX Holdings, Inc................................... 129,770  625,580
*   K&O Energy Group, Inc..............................   6,000   86,914
    K's Holdings Corp..................................  13,080  348,094
    kabu.com Securities Co., Ltd.......................   9,500   52,192
    Kadokawa Corp......................................   6,000  193,299
    Kaga Electronics Co., Ltd..........................   7,500   92,348
#   Kagome Co., Ltd....................................  11,200  185,264
    Kagoshima Bank, Ltd. (The).........................  59,000  353,240
    Kajima Corp........................................  50,843  187,303
#   Kakaku.com, Inc....................................   4,000   75,635
    Kaken Pharmaceutical Co., Ltd......................   8,000  128,148
    Kameda Seika Co., Ltd..............................   1,400   41,951
    Kamei Corp.........................................   8,000   59,867
    Kamigumi Co., Ltd..................................  71,000  635,922
    Kanagawa Chuo Kotsu Co., Ltd.......................   7,000   34,407
#   Kanamoto Co., Ltd..................................   8,000  206,676
    Kandenko Co., Ltd..................................  44,000  224,229
    Kaneka Corp........................................  79,000  488,582
#   Kanematsu Corp..................................... 157,000  270,167
    Kanematsu Electronics, Ltd.........................   2,300   30,333
    Kansai Paint Co., Ltd..............................  14,000  189,105
    Kansai Super Market Ltd............................   1,900   15,407
    Kansai Urban Banking Corp.......................... 103,000  124,633
#*  Kanto Denka Kogyo Co., Ltd.........................  21,000   48,859
*   Kappa Create Holdings Co., Ltd.....................     550   10,702
    Kasai Kogyo Co., Ltd...............................   8,000   54,816
    Kasumi Co., Ltd....................................  13,600   89,938
    Katakura Industries Co., Ltd.......................   9,800  109,643
    Kato Sangyo Co., Ltd...............................   9,200  166,244
    Kato Works Co., Ltd................................  19,000  111,970
    KAWADA TECHNOLOGIES, Inc...........................   1,000   24,439
    Kawai Musical Instruments Manufacturing Co., Ltd...  36,000   63,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kawasaki Heavy Industries, Ltd.....................  61,000 $263,810
    Kawasaki Kisen Kaisha, Ltd......................... 248,000  578,088
    Kawasumi Laboratories, Inc.........................   5,000   30,963
    KDDI Corp..........................................   4,600  253,286
#   Keihan Electric Railway Co., Ltd...................  73,000  276,027
    Keihanshin Building Co., Ltd.......................  23,500  120,720
    Keihin Co. Ltd/Minato-Ku Tokyo Japan...............  17,000   27,238
    Keihin Corp........................................  18,000  266,955
    Keisei Electric Railway Co., Ltd...................   7,000   61,960
    Keiyo Bank, Ltd. (The).............................  96,000  416,065
#   Keiyo Co., Ltd.....................................  10,800   49,502
    Kenko Mayonnaise Co., Ltd..........................     900    8,135
    Kewpie Corp........................................   8,500  121,009
    KEY Coffee, Inc....................................   7,600  115,896
    Kikkoman Corp......................................  10,000  177,572
    Kimoto Co., Ltd....................................   9,900   76,683
#   Kimura Chemical Plants Co., Ltd....................     800    3,818
    Kinden Corp........................................  10,000   97,523
*   Kintetsu Department Store Co., Ltd.................  11,000   37,892
    Kintetsu World Express, Inc........................   4,500  178,617
    Kinugawa Rubber Industrial Co., Ltd................  23,000  110,875
    Kirin Holdings Co., Ltd............................  26,680  362,840
    Kisoji Co., Ltd....................................   2,500   46,091
    Kita-Nippon Bank, Ltd. (The).......................   2,200   52,373
    Kitagawa Iron Works Co., Ltd.......................  47,000   86,233
    Kitano Construction Corp...........................  17,000   42,738
    Kito Corp..........................................   1,200   23,083
    Kitz Corp..........................................  37,300  173,946
*   Kiyo Bank Ltd (The)................................  19,500  256,514
    Koa Corp...........................................  12,800  141,146
    Koatsu Gas Kogyo Co., Ltd..........................   8,000   44,526
    Kobayashi Pharmaceutical Co., Ltd..................   1,700   92,216
*   Kobe Electric Railway Co., Ltd.....................   4,000   12,733
*   Kobe Steel, Ltd.................................... 474,000  785,197
#   Kohnan Shoji Co., Ltd..............................  11,500  120,511
    Kohsoku Corp.......................................     200    1,753
    Koito Manufacturing Co., Ltd.......................  12,000  244,166
#*  Kojima Co., Ltd....................................   9,400   24,907
    Kokuyo Co., Ltd....................................  34,200  238,519
    KOMAIHALTEC, Inc...................................  12,000   36,344
    Komatsu Seiren Co., Ltd............................   5,000   24,606
    Komatsu, Ltd.......................................  14,100  297,634
    Komeri Co., Ltd....................................  13,300  315,058
#   Konaka Co., Ltd....................................   8,700   71,313
#   Konami Corp........................................  10,900  259,068
    Konami Corp. ADR...................................     200    4,744
    Kondotec, Inc......................................   3,100   21,413
    Konica Minolta, Inc................................  77,500  818,178
    Konishi Co., Ltd...................................   7,000  131,909
    Kose Corp..........................................   8,900  279,285
#   Kosei Securities Co., Ltd..........................  10,000   25,484
    Koshidaka Holdings Co., Ltd........................   1,500   44,371
    Krosaki Harima Corp................................  35,000   79,618

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    KRS Corp...........................................  1,700 $ 17,150
    KU Holdings Co., Ltd...............................    400    5,493
#*  Kumagai Gumi Co., Ltd.............................. 81,000  206,304
    Kumiai Chemical Industry Co., Ltd.................. 18,000  104,013
    Kura Corp..........................................  3,600   59,878
    Kurabo Industries, Ltd............................. 68,000  122,565
    Kuraray Co., Ltd................................... 13,300  149,106
    Kureha Corp........................................ 44,000  200,788
    Kurimoto, Ltd...................................... 43,000   99,022
#   Kurita Water Industries, Ltd....................... 11,500  245,051
#   Kuroda Electric Co., Ltd........................... 13,300  203,556
    KYB Co., Ltd....................................... 60,000  295,131
    Kyocera Corp.......................................  3,000  134,159
    Kyocera Corp. Sponsored ADR........................  2,504  112,079
    Kyodo Printing Co., Ltd............................ 24,000   66,465
    Kyodo Shiryo Co., Ltd.............................. 18,000   19,625
#   Kyoei Steel, Ltd...................................  8,900  178,444
    Kyokuto Kaihatsu Kogyo Co., Ltd.................... 12,500  171,486
    Kyokuto Securities Co., Ltd........................  5,200   96,888
    Kyokuyo Co., Ltd................................... 31,000   80,164
    KYORIN Holdings, Inc............................... 14,700  329,175
    Kyoritsu Maintenance Co., Ltd......................  3,200  113,377
    Kyosan Electric Manufacturing Co., Ltd............. 20,000   63,103
    Kyoto Kimono Yuzen Co., Ltd........................  1,000   10,569
    Kyowa Electronics Instruments Co., Ltd.............  3,000   12,233
    Kyowa Exeo Corp.................................... 26,500  346,054
    Kyowa Hakko Kirin Co., Ltd......................... 37,000  374,863
    Kyudenko Corp...................................... 15,000  118,530
    LAC Co., Ltd.......................................  3,300   18,868
    Land Business Co., Ltd.............................  1,900    8,283
#   Lasertec Corp......................................  6,000   63,657
#   Lawson, Inc........................................  1,400  101,850
    LEC, Inc...........................................  1,400   16,313
*   Leopalace21 Corp................................... 22,900  119,388
#   Life Corp..........................................  3,600   51,728
    Lintec Corp........................................ 19,500  355,955
#   Lion Corp.......................................... 30,000  156,758
*   Livesense, Inc.....................................  2,000   42,473
    LIXIL Group Corp................................... 10,300  265,363
    Look, Inc.......................................... 15,000   42,169
#   M3, Inc............................................     16   46,920
    Macnica, Inc.......................................  4,700  138,845
    Maeda Corp......................................... 50,000  334,959
    Maeda Road Construction Co., Ltd................... 20,000  326,665
    Maezawa Kyuso Industries Co., Ltd..................  2,100   26,619
    Makino Milling Machine Co., Ltd.................... 44,000  363,523
    Makita Corp........................................    900   46,825
#   Makita Corp. Sponsored ADR.........................  1,988  103,634
    Mamiya-Op Co., Ltd................................. 27,000   60,267
    Mandom Corp........................................  3,600  122,769
    Mani, Inc..........................................    700   26,642
#   Mars Engineering Corp..............................  5,000   95,394
    Marubeni Corp...................................... 71,000  495,313

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Marubun Corp.......................................  2,700 $ 15,551
    Marudai Food Co., Ltd.............................. 39,000  117,264
#*  Maruei Department Store Co., Ltd................... 18,000   35,583
    Maruetsu, Inc. (The)...............................  9,000   31,622
    Marufuji Sheet Piling Co., Ltd.....................  3,000   11,088
#   Maruha Nichiro Holdings, Inc....................... 92,000  151,768
    Marui Group Co., Ltd............................... 67,800  635,130
    Maruka Machinery Co., Ltd..........................  1,900   22,263
    Marusan Securities Co., Ltd........................ 38,600  342,751
    Maruwa Co. Ltd/Aichi...............................  3,500  119,020
    Maruwn Corp........................................  1,100    2,588
    Maruyama Manufacturing Co., Inc.................... 28,000   69,149
*   Maruzen CHI Holdings Co., Ltd......................    700    2,016
    Maruzen Showa Unyu Co., Ltd........................ 15,000   48,554
    Marvelous AQL, Inc.................................  4,500   29,363
    Matsuda Sangyo Co., Ltd............................  6,100   79,066
    Matsui Construction Co., Ltd.......................  7,000   27,172
    Matsui Securities Co., Ltd.........................  4,400   49,821
    Matsumotokiyoshi Holdings Co., Ltd................. 10,300  366,584
    Matsuya Foods Co., Ltd.............................  2,100   37,310
    Max Co., Ltd....................................... 11,000  121,760
    Maxvalu Tokai Co., Ltd.............................  1,500   23,501
    MEC Co., Ltd.......................................  6,600   45,513
    Medical & Biological Laboratories Co., Ltd.........  1,000    5,161
    Medipal Holdings Corp.............................. 42,100  614,769
    Megachips Corp.....................................  4,900   66,818
#   Megmilk Snow Brand Co., Ltd........................ 17,300  215,261
    Meidensha Corp..................................... 51,000  204,263
    MEIJI Holdings Co., Ltd............................  5,750  358,827
    Meiko Electronics Co., Ltd.........................  2,400   18,423
    Meiko Network Japan Co., Ltd.......................    800    8,771
    Meisei Industrial Co., Ltd......................... 13,000   60,169
    Meitec Corp........................................  2,200   58,654
    Meito Sangyo Co., Ltd..............................  1,100   11,220
    Meiwa Corp.........................................  9,600   32,190
*   Meiwa Estate Co., Ltd..............................  2,000    9,440
    Melco Holdings, Inc................................  7,300  119,980
    Message Co., Ltd...................................  3,600  119,941
    Michinoku Bank, Ltd. (The)......................... 39,000   76,424
#   Micronics Japan Co., Ltd...........................  4,000  223,801
    Mie Bank, Ltd. (The)............................... 26,000   57,275
    Mikuni Corp........................................  5,000   19,272
    Milbon Co., Ltd....................................  1,452   51,916
    Mimasu Semiconductor Industry Co., Ltd.............  4,000   33,247
    Minato Bank, Ltd. (The)............................ 75,000  125,895
#   Minebea Co., Ltd................................... 97,000  730,017
    Ministop Co., Ltd..................................  7,800  124,865
    Miraca Holdings, Inc...............................  4,600  217,378
    Mirait Holdings Corp............................... 26,510  232,210
    Miroku Jyoho Service Co., Ltd......................  1,500    6,279
    Misawa Homes Co., Ltd..............................  7,200  101,072
#   MISUMI Group, Inc..................................  3,200   91,743
    Mitani Corp........................................  3,400   71,544

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mito Securities Co., Ltd...........................    26,000 $  117,246
    Mitsuba Corp.......................................     9,000    149,908
    Mitsubishi Chemical Holdings Corp..................   290,800  1,236,137
    Mitsubishi Corp....................................    62,000  1,139,940
    Mitsubishi Electric Corp...........................    21,000    237,199
    Mitsubishi Gas Chemical Co., Inc...................    72,789    511,227
    Mitsubishi Heavy Industries, Ltd...................    66,000    426,042
#*  Mitsubishi Kakoki Kaisha, Ltd......................    23,000     38,047
#   Mitsubishi Logistics Corp..........................    33,000    461,158
    Mitsubishi Materials Corp..........................   124,800    418,960
#*  Mitsubishi Motors Corp.............................     8,700     93,147
#   Mitsubishi Nichiyu Forklift Co., Ltd...............     7,000     45,052
*   Mitsubishi Paper Mills, Ltd........................   102,000     98,170
    Mitsubishi Pencil Co., Ltd.........................     4,125     95,501
    Mitsubishi Research Institute, Inc.................     1,200     25,402
    Mitsubishi Shokuhin Co., Ltd.......................     5,700    135,051
    Mitsubishi Steel Manufacturing Co., Ltd............    57,000    142,329
    Mitsubishi Tanabe Pharma Corp......................    34,800    510,961
    Mitsubishi UFJ Financial Group, Inc................   543,100  3,264,996
    Mitsubishi UFJ Financial Group, Inc. ADR...........    16,850    101,774
    Mitsuboshi Belting Co., Ltd........................    22,000    122,821
    Mitsui & Co., Ltd..................................    67,500    903,913
    Mitsui & Co., Ltd. Sponsored ADR...................       471    126,496
#   Mitsui Chemicals, Inc..............................   174,000    415,358
    Mitsui Engineering & Shipbuilding Co., Ltd.........   313,000    610,589
    Mitsui High-Tec, Inc...............................     8,600     57,182
    Mitsui Home Co., Ltd...............................     6,000     28,222
    Mitsui Knowledge Industry Co., Ltd.................     7,800     12,236
    Mitsui Matsushima Co., Ltd.........................    57,000     88,544
    Mitsui Mining & Smelting Co., Ltd..................   248,000    660,398
    Mitsui OSK Lines, Ltd..............................   166,000    680,432
    Mitsui Sugar Co., Ltd..............................    36,000    153,350
    Mitsui-Soko Co., Ltd...............................    33,000    143,484
*   Mitsumi Electric Co., Ltd..........................    31,400    222,535
    Mitsuuroko Holdings Co., Ltd.......................    11,300     62,535
    Miura Co., Ltd.....................................     7,900    204,855
#*  Miyaji Engineering Group, Inc......................    23,000     58,992
    Miyazaki Bank, Ltd. (The)..........................    60,000    166,294
    Miyoshi Oil & Fat Co., Ltd.........................    20,000     29,267
    Mizuho Financial Group, Inc........................ 1,066,060  2,259,323
#   Mizuno Corp........................................    42,000    209,916
    Mochida Pharmaceutical Co., Ltd....................     2,200    127,773
    Modec, Inc.........................................     3,000     81,551
#   Money Partners Group Co., Ltd......................     4,900     12,572
    Monogatari Corp. (The).............................     1,000     30,367
    MonotaRO Co., Ltd..................................     2,700     57,361
    Morinaga & Co., Ltd................................    66,000    141,491
#   Morinaga Milk Industry Co., Ltd....................    76,000    223,313
    Morita Holdings Corp...............................    13,000    101,792
    Mory Industries, Inc...............................     7,000     28,592
    MOS Food Services, Inc.............................     2,900     60,447
    Moshi Moshi Hotline, Inc...........................    10,900    114,071
    Mr Max Corp........................................     8,900     28,789

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    MS&AD Insurance Group Holdings.....................  23,282 $  539,425
    MTI, Ltd...........................................   2,700     41,063
    Murakami Corp......................................   2,000     27,091
    Murata Manufacturing Co., Ltd......................   2,100    194,992
#   Musashi Seimitsu Industry Co., Ltd.................   5,400    105,504
    Musashino Bank, Ltd. (The).........................  13,000    417,275
#   Mutoh Holdings Co., Ltd............................  15,000     71,244
    Nabtesco Corp......................................   3,600     79,808
    NAC Co., Ltd.......................................   2,800     46,163
    Nachi-Fujikoshi Corp...............................  43,000    271,493
    Nagaileben Co., Ltd................................   1,800     29,990
    Nagano Bank, Ltd. (The)............................  20,000     35,792
    Nagase & Co., Ltd..................................  25,900    303,511
    Nagatanien Co., Ltd................................   3,000     27,018
    Nagoya Railroad Co., Ltd...........................  39,000    116,128
    Nakabayashi Co., Ltd...............................   9,000     18,029
    Nakamuraya Co., Ltd................................  10,083     39,147
    Nakanishi, Inc.....................................     400     59,921
#*  Nakayama Steel Works, Ltd..........................  31,000     27,229
    Nakayamafuku Co., Ltd..............................     600      4,769
    Namco Bandai Holdings, Inc.........................   8,000    181,555
    Namura Shipbuilding Co., Ltd.......................  10,200    139,560
#   Nankai Electric Railway Co., Ltd...................  23,000     80,752
    Nanto Bank, Ltd. (The).............................  69,000    242,313
    Natori Co., Ltd....................................     700      7,433
    NDS Co., Ltd.......................................  10,000     28,154
    NEC Capital Solutions, Ltd.........................   1,400     32,871
    NEC Corp........................................... 368,000  1,063,461
    NEC Fielding, Ltd..................................   7,900    111,440
    NEC Networks & System Integration Corp.............   6,900    160,242
#   NET One Systems Co., Ltd...........................  36,100    224,340
    Neturen Co., Ltd...................................  12,700     95,071
#*  New Japan Chemical Co., Ltd........................   6,900     17,432
    Nexon Co., Ltd.....................................   2,700     23,330
    Next Co., Ltd......................................   5,400     52,789
#   NGK Insulators, Ltd................................   7,000    118,034
    NGK Spark Plug Co., Ltd............................   8,000    184,556
    NHK Spring Co., Ltd................................  20,500    209,550
    Nice Holdings, Inc.................................  15,000     33,021
    Nichi-iko Pharmaceutical Co., Ltd..................   7,950    117,957
    Nichia Steel Works, Ltd............................  10,000     35,294
#   Nichias Corp.......................................  29,000    202,506
    Nichiban Co., Ltd..................................   9,000     31,293
    Nichicon Corp......................................  23,000    195,658
    Nichiden Corp......................................   1,100     23,919
    Nichiha Corp.......................................   8,900    122,042
    Nichii Gakkan Co...................................  18,500    157,295
    Nichimo Co., Ltd...................................  13,000     24,387
    Nichirei Corp......................................  78,000    353,439
    Nichireki Co., Ltd.................................   7,000     78,459
    Nidec Copal Electronics Corp.......................   6,700     50,457
#   Nidec Corp.........................................   1,897    211,053
    Nifco, Inc.........................................  10,700    278,369

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    NIFTY Corp.........................................   1,700 $ 21,815
#   Nihon Chouzai Co., Ltd.............................     720   19,732
    Nihon Dempa Kogyo Co., Ltd.........................  10,300   87,107
    Nihon Eslead Corp..................................   1,600   17,407
    Nihon Kohden Corp..................................   5,500  214,417
#   Nihon M&A Center, Inc..............................   1,000   83,045
    Nihon Nohyaku Co., Ltd.............................  12,000  167,436
    Nihon Parkerizing Co., Ltd.........................  10,000  216,181
    Nihon Tokushu Toryo Co., Ltd.......................   2,200   13,604
    Nihon Unisys, Ltd..................................   3,400   34,552
    Nihon Yamamura Glass Co., Ltd......................  28,000   50,066
    Nikkiso Co., Ltd...................................  12,000  151,099
    Nikko Co., Ltd.....................................   9,000   54,059
#   Nikon Corp.........................................  15,300  261,381
    Nippo Corp.........................................  17,000  264,750
    Nippon Beet Sugar Manufacturing Co., Ltd...........  46,000   88,960
#   Nippon Carbide Industries Co., Inc.................  28,000   72,243
#   Nippon Carbon Co., Ltd.............................  50,000   91,419
*   Nippon Chemi-Con Corp..............................  36,000  118,143
*   Nippon Chemical Industrial Co., Ltd................  45,000   59,990
    Nippon Chemiphar Co., Ltd..........................   5,000   22,530
    Nippon Chutetsukan KK..............................  12,000   25,837
    Nippon Coke & Engineering Co., Ltd.................  81,500  109,318
    Nippon Concrete Industries Co., Ltd................  19,000   95,152
    Nippon Denko Co., Ltd..............................  41,000  117,813
    Nippon Densetsu Kogyo Co., Ltd.....................  14,000  179,654
    Nippon Electric Glass Co., Ltd..................... 112,000  504,349
    Nippon Express Co., Ltd............................ 122,000  573,044
    Nippon Filcon Co., Ltd.............................   1,800    7,624
    Nippon Fine Chemical Co., Ltd......................   4,800   29,213
    Nippon Flour Mills Co., Ltd........................  47,000  234,139
    Nippon Formula Feed Manufacturing Co., Ltd.........  18,000   21,002
#   Nippon Gas Co., Ltd................................   5,900   61,665
    Nippon Hume Corp...................................  10,000   87,792
#   Nippon Jogesuido Sekkei Co., Ltd...................   1,400   17,970
    Nippon Kanzai Co., Ltd.............................     500    9,708
    Nippon Kasei Chemical Co., Ltd.....................   8,000   11,406
    Nippon Kayaku Co., Ltd.............................  17,000  223,794
*   Nippon Kinzoku Co., Ltd............................  16,000   21,375
    Nippon Kodoshi Corp................................   1,500   16,058
    Nippon Koei Co., Ltd...............................  29,000  128,117
    Nippon Konpo Unyu Soko Co., Ltd....................  21,000  372,875
#*  Nippon Koshuha Steel Co., Ltd......................  18,000   18,685
    Nippon Light Metal Holdings Co., Ltd............... 216,700  307,425
    Nippon Meat Packers, Inc...........................  21,000  357,597
    Nippon Paint Co., Ltd..............................  11,000  180,809
    Nippon Paper Industries Co., Ltd...................  39,824  716,784
    Nippon Parking Development Co., Ltd................  38,200   49,519
    Nippon Pillar Packing Co., Ltd.....................   6,000   39,195
    Nippon Piston Ring Co., Ltd........................  51,000  103,480
    Nippon Road Co., Ltd. (The)........................  22,000  116,653
    Nippon Seiki Co., Ltd..............................  16,000  300,092
    Nippon Seisen Co., Ltd.............................   6,000   26,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
#   Nippon Sharyo, Ltd....................................  20,000 $   99,355
#*  Nippon Sheet Glass Co., Ltd........................... 349,000    454,543
    Nippon Shinyaku Co., Ltd..............................  15,000    293,425
#   Nippon Shokubai Co., Ltd..............................  38,000    398,968
    Nippon Signal Co., Ltd................................  23,000    202,108
    Nippon Soda Co., Ltd..................................  59,000    335,200
    Nippon Steel & Sumikin Bussan Corp....................  59,000    223,940
    Nippon Steel & Sumikin Texeng Co., Ltd................  18,000     69,570
    Nippon Steel & Sumitomo Metal Corp.................... 199,562    605,318
*   Nippon Suisan Kaisha, Ltd............................. 100,600    205,740
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....  15,000    133,596
    Nippon Television Holdings, Inc.......................   4,700     80,473
    Nippon Thompson Co., Ltd..............................  30,000    147,959
    Nippon Valqua Industries, Ltd.........................  21,000     57,093
#*  Nippon Yakin Kogyo Co., Ltd...........................  33,500     96,739
#   Nippon Yusen KK....................................... 246,217    761,937
#   Nipro Corp............................................  36,100    313,843
    Nishi-Nippon City Bank, Ltd. (The).................... 212,000    534,467
    Nishi-Nippon Railroad Co., Ltd........................  29,000    110,048
    Nishikawa Rubber Co., Ltd.............................   1,400     26,740
    Nishimatsu Construction Co., Ltd......................  76,000    262,002
    Nishimatsuya Chain Co., Ltd...........................  21,000    165,850
    Nishio Rent All Co., Ltd..............................   5,600    148,644
    Nissan Chemical Industries, Ltd.......................   7,200    102,448
    Nissan Motor Co., Ltd................................. 107,200    919,594
    Nissan Shatai Co., Ltd................................  16,000    202,401
    Nissan Tokyo Sales Holdings Co., Ltd..................   5,000     20,235
    Nissei ASB Machine Co., Ltd...........................   2,500     57,559
    Nissei Plastic Industrial Co., Ltd....................   2,700     16,323
#   Nisshin Oillio Group, Ltd. (The)......................  45,000    148,219
#   Nisshin Seifun Group, Inc.............................  64,850    644,526
    Nisshin Steel Holdings Co., Ltd.......................  29,440    312,364
    Nisshinbo Holdings, Inc...............................  60,000    521,915
    Nissin Corp...........................................  19,000     52,188
    Nissin Electric Co., Ltd..............................  21,000    110,179
    Nissin Foods Holdings Co., Ltd........................   2,200     95,235
    Nissin Kogyo Co., Ltd.................................  10,900    221,659
    Nissin Sugar Co., Ltd.................................     700     15,357
    Nissui Pharmaceutical Co., Ltd........................   3,400     36,425
    Nitori Holdings Co., Ltd..............................     850     82,549
    Nitta Corp............................................   7,800    176,023
#   Nitta Gelatin, Inc....................................   1,900     17,784
    Nittan Valve Co., Ltd.................................   4,200     13,408
    Nittetsu Mining Co., Ltd..............................  28,000    130,488
    Nitto Boseki Co., Ltd.................................  54,000    234,467
    Nitto Denko Corp......................................   7,800    346,817
    Nitto Kogyo Corp......................................   7,600    131,514
    Nitto Kohki Co., Ltd..................................   4,200     75,182
    Nitto Seiko Co., Ltd..................................   7,000     22,720
    Nittoc Construction Co., Ltd..........................  12,200     45,559
#   Nittoku Engineering Co., Ltd..........................   4,300     37,548
    NKSJ Holdings, Inc....................................  51,250  1,333,798
    NOF Corp..............................................  45,000    314,413

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Nohmi Bosai, Ltd...................................   8,000 $ 82,358
#   NOK Corp...........................................  26,600  428,540
    Nomura Co., Ltd....................................   9,000   76,795
    Nomura Holdings, Inc...............................  88,300  613,508
    Nomura Holdings, Inc. ADR..........................   7,820   54,427
    Nomura Real Estate Holdings, Inc...................   9,600  194,568
    Nomura Research Institute, Ltd.....................   1,100   36,152
    Noritake Co., Ltd/Nagoya...........................  41,000  100,495
    Noritz Corp........................................  12,000  251,073
    North Pacific Bank, Ltd............................ 127,200  496,727
    NS Solutions Corp..................................   4,900  125,203
#*  NS United Kaiun Kaisha, Ltd........................  57,000  150,021
    NSD Co., Ltd.......................................  12,400  170,269
    NSK, Ltd...........................................  18,000  201,826
*   NTN Corp........................................... 127,000  543,790
    NTT Data Corp......................................   4,700  165,713
#   NTT DOCOMO, Inc....................................  45,672  731,245
    NTT DOCOMO, Inc. Sponsored ADR.....................   3,100   49,600
    Nuflare Technology, Inc............................     400   41,738
    Obara Group, Inc...................................   3,300  102,931
    Obayashi Corp......................................  99,000  584,469
    Obayashi Road Corp.................................   8,000   46,256
    OBIC Business Consultants, Ltd.....................   1,400   47,067
    Obic Co., Ltd......................................   4,000  123,487
    Odelic Co., Ltd....................................   1,100   31,911
    Oenon Holdings, Inc................................  18,000   39,740
    Ogaki Kyoritsu Bank, Ltd. (The).................... 137,000  382,093
    Ohara, Inc.........................................   1,500    8,844
    Ohashi Technica, Inc...............................   2,200   20,465
    Ohsho Food Service Corp............................   2,300   75,427
    OIE Sangyo Co., Ltd................................   1,187    9,421
#   Oiles Corp.........................................   7,280  169,594
    Oita Bank, Ltd. (The)..............................  65,000  262,146
    Oji Holdings Corp.................................. 157,000  739,810
    Okabe Co., Ltd.....................................  14,500  181,713
    Okamoto Industries, Inc............................  26,000   85,331
    Okamura Corp.......................................  27,000  224,332
*   Oki Electric Industry Co., Ltd.....................  79,000  179,245
    Okinawa Cellular Telephone Co......................   1,900   49,591
    Okinawa Electric Power Co., Inc. (The).............   2,100   65,765
    OKK Corp...........................................  41,000   55,827
#   OKUMA Corp.........................................  41,000  393,286
    Okumura Corp.......................................  62,000  274,735
    Okura Industrial Co., Ltd..........................  15,000   48,415
    Okuwa Co., Ltd.....................................   5,000   42,731
    Olympic Group Corp.................................   2,300   17,263
*   Olympus Corp.......................................   3,400   99,900
    Omron Corp.........................................   5,500  217,456
    ONO Sokki Co., Ltd.................................   8,000   37,260
#   Onoken Co., Ltd....................................   4,800   57,794
    Onward Holdings Co., Ltd...........................  54,000  389,760
    OPT, Inc...........................................   5,500   50,148
    Optex Co., Ltd.....................................   4,600   71,877

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Oracle Corp. Japan.................................   1,000 $   39,714
    Organo Corp........................................  14,000     64,204
#   Origin Electric Co., Ltd...........................   7,000     21,695
    Osaka Organic Chemical Industry, Ltd...............   2,300     10,293
    Osaka Steel Co., Ltd...............................   3,900     65,666
#   OSAKA Titanium Technologies Co., Ltd...............   2,600     41,840
#   Osaki Electric Co., Ltd............................  14,000     82,990
    OSG Corp...........................................   6,400    118,474
    Otsuka Corp........................................     500     59,306
    Otsuka Holdings Co., Ltd...........................   6,300    192,765
    Otsuka Kagu, Ltd...................................   2,300     22,419
    OUG Holdings, Inc..................................  15,000     28,794
    Oyo Corp...........................................   7,400    114,812
    Pacific Industrial Co., Ltd........................  18,500    117,533
#   Pacific Metals Co., Ltd............................  62,000    215,733
    Pack Corp. (The)...................................   4,300     74,674
    Pal Co., Ltd.......................................   2,400     45,875
    Paltac Corp........................................  13,350    178,385
    PanaHome Corp......................................  34,000    235,795
    Panasonic Corp.....................................  19,899    225,528
    Panasonic Corp. Sponsored ADR......................  27,580    313,033
    Panasonic Industrial Devices SUNX Co., Ltd.........   9,300     42,961
#   Paramount Bed Holdings Co., Ltd....................   3,500    114,161
    Parco Co., Ltd.....................................   8,606     79,024
    Paris Miki Holdings, Inc...........................   7,500     33,582
    Park24 Co., Ltd....................................   4,100     84,372
    Pasona Group, Inc..................................   4,700     29,485
    Penta-Ocean Construction Co., Ltd.................. 120,500    433,089
#   Pigeon Corp........................................   2,800    127,508
    Pilot Corp.........................................   2,400     72,892
    Piolax, Inc........................................   2,900    109,351
#*  Pioneer Corp....................................... 130,200    278,444
    Plenus Co., Ltd....................................   6,000    139,684
    Pola Orbis Holdings, Inc...........................   2,700     90,425
    Press Kogyo Co., Ltd...............................  44,000    186,809
    Pressance Corp.....................................   2,500     68,986
    Prestige International, Inc........................     400      3,860
    Prima Meat Packers, Ltd............................  57,000    103,638
    Pronexus, Inc......................................   6,000     38,230
    Proto Corp.........................................   3,200     44,753
    PS Mitsubishi Construction Co., Ltd................  12,500     55,197
    Qol Co., Ltd.......................................   6,300     36,217
    Raito Kogyo Co., Ltd...............................  22,900    154,587
*   Rasa Industries, Ltd...............................   9,000     14,332
    Relo Holdings, Inc.................................   1,800     93,685
    Rengo Co., Ltd.....................................  91,000    478,780
*   Renown, Inc........................................  44,300     56,464
    Resona Holdings, Inc............................... 102,900    542,394
    Resorttrust, Inc...................................   9,200    157,919
    Rhythm Watch Co., Ltd..............................  17,000     22,801
    Riberesute Corp....................................   1,700     10,561
    Ricoh Co., Ltd..................................... 105,000  1,103,371
    Ricoh Leasing Co., Ltd.............................   9,200    245,327

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Right On Co., Ltd..................................   3,000 $ 20,874
    Riken Corp.........................................  40,000  187,052
    Riken Keiki Co., Ltd...............................   1,400   11,807
    Riken Technos Corp.................................  16,000   96,032
    Riken Vitamin Co., Ltd.............................   2,400   57,278
    Rinnai Corp........................................     700   54,463
#   Rion Co., Ltd......................................   3,200   47,750
    Riso Kagaku Corp...................................   6,300  125,208
#   Riso Kyoiku Co., Ltd...............................   5,400   29,533
    Rock Field Co., Ltd................................   3,000   52,680
    Rohm Co., Ltd......................................  14,400  717,619
    Rohto Pharmaceutical Co., Ltd......................  17,000  272,757
#   Rokko Butter Co., Ltd..............................   1,400   10,739
    Roland Corp........................................   6,500   86,735
    Round One Corp.....................................  29,100  269,424
    Royal Holdings Co., Ltd............................   5,500   79,477
    Ryobi, Ltd.........................................  56,000  227,704
    Ryoden Trading Co., Ltd............................  10,000   70,302
    Ryohin Keikaku Co., Ltd............................   1,800  165,801
    Ryosan Co., Ltd....................................  13,700  285,670
    S Foods, Inc.......................................   4,000   42,327
#   S&B Foods, Inc.....................................     200    7,543
#   Sagami Chain Co., Ltd..............................   3,000   27,408
    Saibu Gas Co., Ltd.................................  27,000   63,519
    Saizeriya Co., Ltd.................................   9,600  112,787
    Sakai Chemical Industry Co., Ltd...................  43,000  129,497
    Sakai Heavy Industries, Ltd........................  18,000   64,099
    Sakai Moving Service Co., Ltd......................     700   23,808
    Sakai Ovex Co., Ltd................................  45,000   83,795
    Sakata INX Corp....................................  16,000  144,832
    Sakata Seed Corp...................................  15,000  191,503
    Sala Corp..........................................   6,500   30,929
    San-A Co., Ltd.....................................   5,400  152,763
    San-Ai Oil Co., Ltd................................  25,000  120,640
    San-In Godo Bank, Ltd. (The).......................  66,000  457,690
#   Sanden Corp........................................  27,000  128,446
    Sanei Architecture Planning Co., Ltd...............   5,400   44,769
    Sangetsu Co., Ltd..................................   8,800  215,704
#*  Sanix, Inc.........................................   7,200   61,040
    Sanken Electric Co., Ltd...........................  42,000  289,300
    Sanki Engineering Co., Ltd.........................  23,000  140,898
#   Sanko Marketing Foods Co., Ltd.....................   3,300   29,895
    Sanko Metal Industrial Co., Ltd....................   4,000   10,434
    Sankyo Co., Ltd....................................   8,100  383,153
    Sankyo Seiko Co., Ltd..............................   7,100   25,185
    Sankyo Tateyama, Inc...............................   8,700  203,139
    Sankyu, Inc........................................ 106,000  399,090
    Sanoh Industrial Co., Ltd..........................   8,500   59,244
#   Sanrio Co., Ltd....................................   1,200   44,140
    Sanshin Electronics Co., Ltd.......................  14,000   99,315
    Santen Pharmaceutical Co., Ltd.....................   1,700   71,211
    Sanwa Holdings Corp................................  62,000  432,112
    Sanyo Chemical Industries, Ltd.....................  27,000  188,535

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sanyo Denki Co., Ltd...............................  16,000 $  106,439
    Sanyo Electric Railway Co., Ltd....................  10,000     39,829
    Sanyo Shokai, Ltd..................................  51,372    137,691
    Sanyo Special Steel Co., Ltd.......................  46,000    203,635
    Sapporo Holdings, Ltd..............................  91,000    343,959
    Sata Construction Co., Ltd.........................  17,000     20,933
#   Sato Holdings Corp.................................   7,900    174,632
    Sato Shoji Corp....................................   4,500     29,407
    Satori Electric Co., Ltd...........................   2,800     17,151
    Sawada Holdings Co., Ltd...........................   8,100     94,970
    Sawai Pharmaceutical Co., Ltd......................     600     35,620
    Saxa Holdings, Inc.................................  10,000     14,986
    SBI Holdings, Inc..................................  57,550    787,961
    SBS Holdings, Inc..................................   1,700     28,659
    Scroll Corp........................................   5,100     15,901
    SCSK Corp..........................................   1,655     45,605
    Secom Co., Ltd.....................................   2,000    112,359
    Secom Joshinetsu Co., Ltd..........................     200      4,920
    Sega Sammy Holdings, Inc...........................   4,700    112,261
    Seibu Electric Industry Co., Ltd...................   2,000      9,077
    Seika Corp.........................................  18,000     42,651
*   Seikitokyu Kogyo Co., Ltd..........................  12,000     15,989
#   Seiko Epson Corp...................................  41,650  1,081,588
    Seiko Holdings Corp................................  22,000    108,402
#   Seiko PMC Corp.....................................   3,300     26,154
    Seino Holdings Co., Ltd............................  46,000    434,344
    Seiren Co., Ltd....................................  19,200    148,177
    Sekisui Chemical Co., Ltd..........................  24,000    276,618
    Sekisui House, Ltd.................................  82,440  1,137,044
    Sekisui Jushi Corp.................................  10,000    139,914
    Sekisui Plastics Co., Ltd..........................  16,000     43,852
#   Senko Co., Ltd.....................................  35,000    171,230
    Senshu Electric Co., Ltd...........................   1,400     18,170
    Senshu Ikeda Holdings, Inc.........................  80,640    359,590
    Senshukai Co., Ltd.................................  10,700     88,406
    Seria Co., Ltd.....................................   1,500     61,826
    Seven & I Holdings Co., Ltd........................   9,100    358,713
    Seven Bank, Ltd....................................   5,800     22,107
#*  Sharp Corp......................................... 179,000    607,205
    Shibaura Electronics Co., Ltd......................     700     12,019
*   Shibaura Mechatronics Corp.........................  20,000     46,008
    Shibusawa Warehouse Co., Ltd. (The)................  15,000     53,284
#   Shibuya Kogyo Co., Ltd.............................   4,400    112,363
    Shidax Corp........................................   2,000     10,449
    Shiga Bank, Ltd. (The).............................  78,000    380,948
    Shikibo, Ltd.......................................  50,000     64,255
    Shikoku Bank, Ltd. (The)...........................  65,000    142,233
    Shikoku Chemicals Corp.............................  14,000    107,178
#*  Shikoku Electric Power Co., Inc....................   3,800     54,837
#   Shima Seiki Manufacturing, Ltd.....................  11,500    187,563
    Shimachu Co., Ltd..................................  19,300    429,352
    Shimadzu Corp......................................  27,000    239,620
    Shimamura Co., Ltd.................................     700     61,829

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    SHIMANE BANK, Ltd. (The)...........................   1,300 $ 16,921
    Shimano, Inc.......................................   2,000  178,175
    Shimizu Bank, Ltd. (The)...........................   1,700   42,742
    Shimizu Corp....................................... 167,000  900,199
    Shimojima Co., Ltd.................................   1,600   15,151
    Shin Nippon Air Technologies Co., Ltd..............   2,500   15,371
#   Shin-Etsu Chemical Co., Ltd........................   7,700  426,310
    Shin-Etsu Polymer Co., Ltd.........................  13,100   48,686
    Shin-Keisei Electric Railway Co., Ltd..............   5,000   17,954
    Shinagawa Refractories Co., Ltd....................  20,000   43,337
    Shindengen Electric Manufacturing Co., Ltd.........  26,000  159,982
    Shinko Electric Industries Co., Ltd................  30,600  234,585
    Shinko Plantech Co., Ltd...........................  17,200  128,070
    Shinko Shoji Co., Ltd..............................   6,100   53,802
    Shinmaywa Industries, Ltd..........................  36,000  309,636
    Shinnihon Corp.....................................   9,500   28,003
    Shinsei Bank, Ltd.................................. 255,000  515,487
    Shinsho Corp.......................................   8,000   16,915
    Shionogi & Co., Ltd................................   6,700  136,496
    Ship Healthcare Holdings, Inc......................   4,200  160,453
    Shiroki Corp.......................................  19,000   42,689
    Shiseido Co., Ltd..................................  10,900  172,336
    Shizuoka Bank, Ltd. (The)..........................  88,000  874,024
    Shizuoka Gas Co., Ltd..............................  21,500  126,844
    Shobunsha Publications, Inc........................   1,800   12,495
    Shoei Foods Corp...................................   2,300   18,099
    Shofu, Inc.........................................   1,200   10,131
    Shoko Co., Ltd.....................................  19,000   28,799
#   Showa Aircraft Industry Co., Ltd...................   7,000   95,243
    Showa Corp.........................................  14,200  187,534
#   Showa Denko KK..................................... 449,000  609,234
    Showa Sangyo Co., Ltd..............................  18,000   57,562
#   Showa Shell Sekiyu KK..............................  35,000  333,077
    Siix Corp..........................................   6,800   95,124
    Sinanen Co., Ltd...................................  23,000   92,894
    Sinfonia Technology Co., Ltd.......................  38,000   60,995
    Sinko Industries, Ltd..............................   2,900   21,616
    Sintokogio, Ltd....................................  18,400  139,903
    SKY Perfect JSAT Holdings, Inc.....................  56,600  291,419
    SMC Corp...........................................     100   25,045
    SMK Corp...........................................  19,000   92,081
    SMS Co., Ltd.......................................   2,300   47,228
    Sodick Co., Ltd....................................  20,600   88,431
    Soft99 Corp........................................   4,000   26,862
    Sogo Medical Co., Ltd..............................   2,300   87,072
    Sohgo Security Services Co., Ltd...................  16,900  316,308
    Sojitz Corp........................................ 304,100  521,326
#   Sony Corp..........................................  47,600  745,749
#   Sony Corp. Sponsored ADR...........................  17,008  267,876
    Sony Financial Holdings, Inc.......................   5,300   85,738
    Sotetsu Holdings, Inc..............................  22,000   79,144
    Sotoh Co., Ltd.....................................   1,500   13,950
    Space Co., Ltd.....................................   5,800   48,829

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    SPK Corp...........................................   1,082 $   20,018
#   Square Enix Holdings Co., Ltd......................  19,300    544,131
    SRA Holdings.......................................   1,900     25,913
    ST Corp............................................   2,200     21,328
    St Marc Holdings Co., Ltd..........................   2,900    138,099
    Stanley Electric Co., Ltd..........................   5,100    115,217
    Star Micronics Co., Ltd............................  14,200    164,085
    Starbucks Coffee Japan, Ltd........................   3,500     42,382
    Start Today Co., Ltd...............................     900     19,955
    Starts Corp., Inc..................................   7,500    103,866
    Starzen Co., Ltd...................................  18,000     48,715
    Stella Chemifa Corp................................   5,100     75,893
    Studio Alice Co., Ltd..............................   4,700     62,171
    Sugi Holdings Co., Ltd.............................   1,600     63,830
#*  Sumco Corp.........................................  13,300    101,751
    Sumida Corp........................................   4,600     22,903
    Suminoe Textile Co., Ltd...........................  13,000     38,132
    Sumitomo Bakelite Co., Ltd.........................  83,000    309,460
    Sumitomo Chemical Co., Ltd......................... 142,000    575,274
    Sumitomo Corp......................................  51,100    636,723
    Sumitomo Densetsu Co., Ltd.........................   7,100    103,472
    Sumitomo Electric Industries, Ltd.................. 114,200  1,793,620
    Sumitomo Forestry Co., Ltd.........................  37,100    399,837
#   Sumitomo Heavy Industries, Ltd..................... 156,000    722,320
    Sumitomo Metal Mining Co., Ltd.....................  80,000  1,035,096
#*  Sumitomo Mitsui Construction Co., Ltd..............  74,800     83,409
    Sumitomo Mitsui Financial Group, Inc...............  55,941  2,591,530
    Sumitomo Mitsui Trust Holdings, Inc................ 151,000    716,363
    Sumitomo Osaka Cement Co., Ltd..................... 171,000    639,360
    Sumitomo Precision Products Co., Ltd...............  10,000     42,195
    Sumitomo Real Estate Sales Co., Ltd................   1,880     58,131
#   Sumitomo Rubber Industries, Ltd....................   7,200     99,378
#   Sumitomo Seika Chemicals Co., Ltd..................  22,000    174,967
    Sumitomo Warehouse Co., Ltd. (The).................  57,000    302,519
    Sun Frontier Fudousan Co., Ltd.....................   1,300     17,253
    Sun-Wa Technos Corp................................   1,000      8,670
    Suncall Corp.......................................   5,000     33,535
    Sundrug Co., Ltd...................................   1,000     41,921
    Suruga Bank, Ltd...................................  13,000    219,546
    Suzuken Co. Ltd/Aichi Japan........................  22,400    774,209
    Suzuki Motor Corp..................................   8,500    220,335
*   SWCC Showa Holdings Co., Ltd....................... 134,000    144,311
    Sysmex Corp........................................   1,100     60,544
    Systena Corp.......................................   5,500     40,113
    T Hasegawa Co., Ltd................................   6,600     91,708
    T RAD Co., Ltd.....................................  36,000     96,566
    T&D Holdings, Inc..................................  88,700  1,080,733
    T&K Toka Co., Ltd..................................   2,300     48,970
#   T-Gaia Corp........................................   4,100     50,312
#*  Tabuchi Electric Co., Ltd..........................   8,000     36,526
#   Tachi-S Co., Ltd...................................   9,700    131,897
    Tachibana Eletech Co., Ltd.........................   1,800     23,373
    Tadano, Ltd........................................  19,000    266,905

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Taihei Dengyo Kaisha, Ltd..........................   8,000 $ 50,807
    Taiheiyo Cement Corp...............................  48,000  177,489
    Taiheiyo Kouhatsu, Inc.............................  17,000   18,227
    Taiho Kogyo Co., Ltd...............................   7,600   74,593
    Taikisha, Ltd......................................   8,400  182,026
    Taiko Bank, Ltd. (The).............................   5,000   10,217
#   Taiko Pharmaceutical Co., Ltd......................   3,000   69,235
#   Taisei Corp........................................  79,000  345,040
    Taiyo Holdings Co., Ltd............................   1,900   61,630
    Taiyo Nippon Sanso Corp............................  33,000  228,321
#   Taiyo Yuden Co., Ltd...............................  30,800  370,436
    Takagi Securities Co., Ltd.........................  39,000  137,988
    Takamatsu Construction Group Co., Ltd..............   4,800   83,352
    Takaoka Toko Holdings Co., Ltd.....................   3,664   64,664
    Takara Holdings, Inc...............................  22,000  177,429
    Takara Leben Co., Ltd..............................  13,200   42,135
    Takara Standard Co., Ltd...........................  34,000  243,104
    Takasago International Corp........................  28,000  154,328
    Takasago Thermal Engineering Co., Ltd..............  24,800  222,436
#   Takashima & Co., Ltd...............................  26,000   63,068
    Takashimaya Co., Ltd...............................  74,000  686,081
#   Takata Corp........................................  11,400  338,484
    Take And Give Needs Co., Ltd.......................   4,270   99,266
    Takeda Pharmaceutical Co., Ltd.....................   8,800  409,015
#   Takeei Corp........................................   4,200   45,264
#   Takeuchi Manufacturing Co., Ltd....................   4,800  141,306
    Takihyo Co., Ltd...................................   8,000   32,059
    Takiron Co., Ltd...................................  12,000   51,071
    Takisawa Machine Tool Co., Ltd.....................  23,000   35,985
    Takuma Co., Ltd....................................  13,000  116,841
#   Tamron Co., Ltd....................................   6,700  160,679
    Tamura Corp........................................  20,000   56,300
    Tanseisha Co., Ltd.................................   9,100   46,724
    Tatsuta Electric Wire and Cable Co., Ltd...........  13,000   76,977
    Tayca Corp.........................................   6,000   17,098
    TBK Co., Ltd.......................................   9,000   51,556
#   TDK Corp...........................................  19,700  888,893
#*  Teac Corp..........................................  23,000   19,594
    Teijin, Ltd........................................ 250,000  562,655
#   Teikoku Electric Manufacturing Co., Ltd............   2,600   68,538
    Teikoku Tsushin Kogyo Co., Ltd.....................  13,000   21,731
#*  Tekken Corp........................................  76,000  210,421
#*  tella, Inc.........................................   1,700   37,113
    Terumo Corp........................................   3,400  157,887
    THK Co., Ltd.......................................   7,400  160,406
    Toa Corp.(6894434).................................   5,000   48,306
*   Toa Corp.(6894508).................................  74,000  159,364
#   Toa Oil Co., Ltd...................................  24,000   38,154
    TOA ROAD Corp......................................  13,000   63,924
    Toabo Corp.........................................  38,000   28,355
    Toagosei Co., Ltd..................................  88,000  362,088
#*  Tobishima Corp.....................................  19,900   30,417
    Tobu Store Co., Ltd................................   1,000    2,533

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    TOC Co., Ltd.......................................  19,300 $139,443
    Tocalo Co., Ltd....................................   8,100  134,492
    Tochigi Bank, Ltd. (The)...........................  40,000  155,911
    Toda Corp..........................................  86,000  286,107
#   Toda Kogyo Corp....................................   9,000   24,335
    Toei Animation Co., Ltd............................     900   23,673
    Toei Co., Ltd......................................  31,000  188,667
    Toenec Corp........................................  13,000   80,469
    Toho Bank, Ltd. (The)..............................  66,000  201,196
    Toho Co. Ltd/Kobe..................................  12,000   42,332
    Toho Co., Ltd......................................   2,800   57,562
    Toho Gas Co., Ltd..................................  20,000   92,377
#   Toho Holdings Co., Ltd.............................  19,900  349,990
#   Toho Titanium Co., Ltd.............................  13,400   87,161
    Toho Zinc Co., Ltd.................................  62,000  217,486
    Tohoku Bank, Ltd. (The)............................  23,000   32,873
    Tohto Suisan Co., Ltd..............................  16,000   31,801
    Tokai Carbon Co., Ltd..............................  81,000  259,591
    Tokai Corp/Gifu....................................   2,000   59,320
    TOKAI Holdings Corp................................  24,100   78,197
    Tokai Lease Co., Ltd...............................   5,000    9,344
    Tokai Rika Co., Ltd................................  15,900  291,838
    Tokai Rubber Industries, Ltd.......................  19,000  197,106
#   Token Corp.........................................   2,020   93,479
    Tokio Marine Holdings, Inc.........................  29,816  870,573
    Tokushu Tokai Paper Co., Ltd.......................  25,000   51,400
    Tokuyama Corp...................................... 140,000  559,401
    Tokyo Derica Co., Ltd..............................     800   11,310
    Tokyo Dome Corp....................................  28,000  165,467
    Tokyo Electron Device, Ltd.........................   1,300   19,718
    Tokyo Electron, Ltd................................   6,300  328,456
    Tokyo Energy & Systems, Inc........................   5,000   25,513
#   Tokyo Keiki, Inc...................................  33,000   91,162
*   Tokyo Kikai Seisakusho, Ltd........................  20,000   20,381
    Tokyo Rakutenchi Co., Ltd..........................   7,000   31,793
*   Tokyo Rope Manufacturing Co., Ltd..................  50,000   78,197
    Tokyo Seimitsu Co., Ltd............................  11,300  220,092
#*  Tokyo Steel Manufacturing Co., Ltd.................  44,000  222,328
    Tokyo Tatemono Co., Ltd............................  83,000  770,071
    Tokyo Tekko Co., Ltd...............................  13,000   47,244
    Tokyo Theatres Co., Inc............................  43,000   64,936
    Tokyo Tomin Bank, Ltd. (The).......................  11,600  115,701
#*  Tokyu Construction Co., Ltd........................  46,530  201,321
    Tokyu Corp.........................................   1,000    6,201
*   Tokyu Fudosan Holdings Corp........................  61,282  525,671
    Tokyu Recreation Co., Ltd..........................   3,853   21,966
    Toli Corp..........................................   9,000   18,241
    Tomato Bank, Ltd...................................  22,000   36,079
    Tomen Electronics Corp.............................   2,900   46,468
#   Tomoe Corp.........................................  12,000   52,715
    Tomoe Engineering Co., Ltd.........................   2,200   34,360
    Tomoku Co., Ltd....................................  22,000   71,067
    TOMONY Holdings, Inc...............................  65,200  256,401

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Tomy Co., Ltd......................................  32,400 $  146,494
    Tonami Holdings Co., Ltd...........................  11,000     21,679
    Topcon Corp........................................   1,400     19,298
    Toppan Forms Co., Ltd..............................  22,500    195,074
    Toppan Printing Co., Ltd...........................  86,000    627,129
    Topre Corp.........................................  14,200    183,298
    Topy Industries, Ltd...............................  72,000    125,656
    Toray Industries, Inc..............................  52,000    339,532
#   Toridoll.corp......................................   3,900     33,564
    Torigoe Co., Ltd. (The)............................   2,300     15,246
    Torishima Pump Manufacturing Co., Ltd..............   7,800     83,311
#   Tosei Corp.........................................  17,500    119,784
    Toshiba Corp.......................................  61,000    253,588
    Toshiba Machine Co., Ltd...........................  49,000    264,576
    Toshiba Plant Systems & Services Corp..............   8,000    118,384
    Toshiba TEC Corp...................................  41,000    271,943
#   Tosho Printing Co., Ltd............................  11,000     43,415
    Tosoh Corp......................................... 144,000    613,991
    Totetsu Kogyo Co., Ltd.............................   6,270    126,254
    TOTO, Ltd..........................................  10,000    158,171
    Tottori Bank, Ltd. (The)...........................   8,000     14,193
    Towa Bank, Ltd. (The)..............................  98,000     96,021
    Towa Corp..........................................   7,700     36,781
#   Towa Pharmaceutical Co., Ltd.......................   2,700    109,197
    Toyo Construction Co., Ltd.........................  29,900    107,016
    Toyo Corp..........................................   3,100     31,707
#   Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................  18,000     59,344
#   Toyo Engineering Corp..............................  36,000    156,840
    Toyo Ink SC Holdings Co., Ltd......................  82,000    394,285
    Toyo Kanetsu KK....................................  55,000    150,998
    Toyo Kohan Co., Ltd................................  21,000     96,212
    Toyo Machinery & Metal Co., Ltd....................   7,900     40,261
    Toyo Securities Co., Ltd...........................  64,000    231,373
    Toyo Seikan Group Holdings, Ltd....................  28,300    501,983
    Toyo Sugar Refining Co., Ltd.......................   8,000      8,156
    Toyo Suisan Kaisha, Ltd............................   2,000     63,023
    Toyo Tanso Co., Ltd................................   5,500    107,648
    Toyo Tire & Rubber Co., Ltd........................  55,000    309,406
#   Toyo Wharf & Warehouse Co., Ltd....................  18,000     41,537
    Toyobo Co., Ltd.................................... 370,000    656,908
    Toyoda Gosei Co., Ltd..............................  10,500    220,823
#   Toyota Boshoku Corp................................   7,800     88,826
    Toyota Motor Corp..................................   6,780    387,949
#   Toyota Motor Corp. Sponsored ADR...................  17,607  2,020,579
    Toyota Tsusho Corp.................................  24,700    579,160
    TPR Co., Ltd.......................................   8,900    149,937
    Trancom Co., Ltd...................................     200      7,315
    Transcosmos, Inc...................................   3,900     81,532
*   Trend Micro, Inc...................................     500     15,366
    Trusco Nakayama Corp...............................   7,200    165,763
    TS Tech Co., Ltd...................................   7,500    276,586
    TSI Holdings Co., Ltd..............................  38,205    226,513
#   Tsubakimoto Chain Co...............................  41,000    323,738

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Tsubakimoto Kogyo Co., Ltd.........................   2,000 $  5,712
#*  Tsudakoma Corp.....................................  40,000   65,373
#   Tsugami Corp.......................................  28,000  162,124
    Tsukamoto Corp. Co., Ltd...........................   3,000    4,473
    Tsukishima Kikai Co., Ltd..........................   8,000   80,453
    Tsukuba Bank, Ltd..................................  34,600  122,296
    Tsukui Corp........................................   4,200   39,042
#   Tsumura & Co.......................................   6,600  162,756
    Tsuruha Holdings, Inc..............................   1,300  121,635
    Tsurumi Manufacturing Co., Ltd.....................   4,000   48,375
    U-Shin, Ltd........................................   1,700   11,098
    UACJ Corp..........................................  61,067  237,969
    Ube Industries, Ltd................................ 332,200  681,650
    Uchida Yoko Co., Ltd...............................  31,000   86,157
    Ueki Corp..........................................   3,000    5,888
    UKC Holdings Corp..................................   4,500   72,573
*   Ulvac, Inc.........................................  21,300  347,542
*   Uniden Corp........................................  16,000   48,432
    Union Tool Co......................................   4,700  118,559
    Unipres Corp.......................................  16,400  294,561
    United Arrows, Ltd.................................   2,400   77,124
    Universal Entertainment Corp.......................   6,000  109,785
    UNY Group Holdings Co., Ltd........................  88,800  532,392
#*  Usen Corp..........................................  28,780   98,622
    Ushio, Inc.........................................  37,200  441,672
    USS Co., Ltd.......................................   4,000   54,647
    UT Holdings Co., Ltd...............................  10,900   58,315
#   Valor Co., Ltd.....................................  14,500  192,490
#   Village Vanguard Co., Ltd..........................   1,800   21,635
    Vital KSK Holdings, Inc............................   9,400   63,187
    VT Holdings Co., Ltd...............................   3,900   65,675
    Wacoal Holdings Corp...............................  47,000  484,859
#   Wacom Co., Ltd.....................................  14,200   89,568
#*  Wakachiku Construction Co., Ltd....................  34,000   40,673
    Wakita & Co., Ltd..................................  16,000  179,447
    Warabeya Nichiyo Co., Ltd..........................   5,100  101,558
    Watabe Wedding Corp................................   1,400    9,248
#   WATAMI Co., Ltd....................................   4,000   55,445
#   Weathernews, Inc...................................   1,700   43,466
    Welcia Holdings Co., Ltd...........................   1,000   57,702
#   West Holdings Corp.................................   3,000   37,920
    Wood One Co., Ltd..................................   6,000   18,928
    Wowow, Inc.........................................   2,200   73,842
    Xebio Co., Ltd.....................................  10,200  203,211
    Y A C Co., Ltd.....................................   3,200   16,977
    Yachiyo Bank, Ltd. (The)...........................   4,400  115,350
#   Yahagi Construction Co., Ltd.......................   7,600   70,362
    Yaizu Suisankagaku Industry Co., Ltd...............     100      879
    Yakult Honsha Co., Ltd.............................   1,700   82,970
    YAMABIKO Corp......................................   2,600   90,202
#   Yamada Denki Co., Ltd.............................. 276,400  948,707
    Yamagata Bank, Ltd. (The)..........................  48,000  187,106
#   Yamaguchi Financial Group, Inc.....................  61,000  555,742

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
    Yamaha Corp........................................  26,500 $    388,509
    Yamaha Motor Co., Ltd..............................  11,700      154,543
    Yamanashi Chuo Bank, Ltd. (The)....................  61,000      258,854
    Yamatane Corp......................................  52,000       86,503
#   Yamato Holdings Co., Ltd...........................   9,500      198,890
    Yamato International, Inc..........................   1,500        6,465
    Yamato Kogyo Co., Ltd..............................  11,100      328,538
    Yamaya Corp........................................   2,000       45,607
#   Yamazaki Baking Co., Ltd...........................  33,000      355,269
    Yamazen Corp.......................................  14,100       82,236
    Yaoko Co., Ltd.....................................   1,900       78,518
#   Yaskawa Electric Corp..............................   7,000       95,171
    Yasuda Warehouse Co., Ltd. (The)...................   8,900       86,226
    Yellow Hat, Ltd....................................   6,700      124,054
    Yodogawa Steel Works, Ltd..........................  41,000      177,071
    Yokogawa Bridge Holdings Corp......................  13,000      176,708
    Yokogawa Electric Corp.............................   9,200      142,497
    Yokohama Reito Co., Ltd............................  17,300      134,904
    Yokohama Rubber Co., Ltd. (The)....................  35,000      311,676
    Yokowo Co., Ltd....................................   5,100       27,210
    Yomeishu Seizo Co., Ltd............................   2,000       16,304
    Yondenko Corp......................................   8,000       28,486
    Yondoshi Holdings, Inc.............................   8,800      138,006
    Yonex Co., Ltd.....................................   3,600       22,621
    Yorozu Corp........................................   7,900      144,690
    Yuasa Trading Co., Ltd.............................  43,000       89,696
    Yuken Kogyo Co., Ltd...............................   7,000       15,859
    Yumeshin Holdings Co., Ltd.........................   3,200       28,027
    Yurtec Corp........................................  14,000       48,585
    Yusen Logistics Co., Ltd...........................   9,200      109,751
    Yushin Precision Equipment Co., Ltd................   1,000       21,948
    Yushiro Chemical Industry Co., Ltd.................   3,800       38,079
    Yutaka Giken Co., Ltd..............................     600       15,345
#   Zappallas, Inc.....................................   5,000       36,822
#   Zenrin Co., Ltd....................................  11,600      108,550
#   Zensho Holdings Co., Ltd...........................  11,000      123,350
    Zeon Corp..........................................  19,000      184,263
#   ZERIA Pharmaceutical Co., Ltd......................   2,200       58,570
#   Zojirushi Corp.....................................   4,000       14,427
    Zuiko Corp.........................................     800       42,843
                                                                ------------
TOTAL JAPAN............................................          247,743,264
                                                                ------------
NETHERLANDS -- (2.6%)
    Aalberts Industries NV.............................  26,677      833,508
    Accell Group.......................................   5,759      107,209
    Aegon NV(007924103)................................   7,785       67,496
    Aegon NV(5927375).................................. 279,663    2,437,700
*   AFC Ajax NV........................................      70          761
    Akzo Nobel NV......................................  23,385    1,681,895
*   AMG Advanced Metallurgical Group NV................  10,989      107,060
    Amsterdam Commodities NV...........................   4,940      107,888
*   APERAM.............................................  19,727      353,892
    Arcadis NV.........................................  11,489      410,366

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    ArcelorMittal(B03XPL1).............................   8,183 $  135,162
#   Arcelormittal(B295F26)............................. 133,251  2,195,976
    ASM International NV...............................  20,247    676,904
#   ASML Holding NV....................................   8,314    703,586
*   Ballast Nedam......................................     398      5,443
    BE Semiconductor Industries NV.....................  16,216    188,568
    Beter Bed Holding NV...............................   1,203     28,102
    BinckBank NV.......................................  25,225    280,866
    Brunel International NV............................   2,992    175,860
    Corbion NV.........................................  15,358    321,850
    Delta Lloyd NV.....................................  83,526  2,145,847
    Exact Holding NV...................................   2,291     73,422
    Fugro NV...........................................  10,732    561,221
#   Gemalto NV.........................................   6,446    726,514
*   Grontmij...........................................  22,160    117,491
#   Heijmans NV........................................   8,219    133,776
    Heineken NV........................................   2,366    144,150
    Hunter Douglas NV..................................     297     13,517
*   ING Groep NV....................................... 105,154  1,388,767
#*  ING Groep NV Sponsored ADR.........................  72,426    956,747
    KAS Bank NV........................................   6,418     84,537
    Kendrion NV........................................   2,098     66,555
    Koninklijke Ahold NV...............................  61,512  1,023,884
    Koninklijke BAM Groep NV........................... 112,188    575,583
    Koninklijke Boskalis Westminster NV................   8,766    420,330
    Koninklijke DSM NV.................................  23,672  1,566,962
*   Koninklijke KPN NV................................. 154,856    579,425
    Koninklijke Philips NV(500472303)..................  43,549  1,511,150
    Koninklijke Philips NV(5986622)....................  37,175  1,289,754
    Koninklijke Ten Cate NV............................  11,738    375,881
    Koninklijke Vopak NV...............................   3,996    219,622
    Koninklijke Wessanen NV............................  24,174    112,140
    Macintosh Retail Group NV..........................   5,853     66,282
    Nutreco NV.........................................  14,165    631,462
*   Ordina NV..........................................  32,123     82,105
*   PostNL NV..........................................  97,636    546,535
    Randstad Holding NV................................   9,871    625,986
    Reed Elsevier NV...................................  18,552    382,609
    Reed Elsevier NV Sponsored ADR.....................   1,500     61,950
#*  Royal Imtech NV....................................  34,255     97,669
*   SBM Offshore NV....................................  52,547  1,014,019
    Sligro Food Group NV...............................   5,244    207,870
#*  SNS Reaal NV.......................................  28,066         --
    Telegraaf Media Groep NV...........................   7,861     81,307
    TKH Group NV.......................................  11,346    389,839
    TNT Express NV..................................... 143,235  1,261,808
*   TomTom NV..........................................  74,157    513,797
    Unit4 NV...........................................   6,660    345,863
    USG People NV......................................  27,256    427,018
*   Van Lanschot NV....................................   1,200     28,728
    Wolters Kluwer NV..................................  31,648    873,169

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NETHERLANDS -- (Continued)
#   Ziggo NV...........................................  10,214 $   443,593
                                                                -----------
TOTAL NETHERLANDS......................................          32,988,976
                                                                -----------
NEW ZEALAND -- (0.4%)
*   A2 Corp., Ltd......................................  20,758      15,394
    Air New Zealand, Ltd............................... 202,924     280,161
    Auckland International Airport, Ltd................ 207,955     612,948
#*  Bathurst Resources, Ltd............................ 123,841      19,465
    Chorus, Ltd........................................  79,615      90,037
    Chorus, Ltd. ADR...................................     462       2,569
    Contact Energy, Ltd................................ 101,802     424,191
#   Ebos Group, Ltd....................................  14,282     112,681
    Fisher & Paykel Healthcare Corp., Ltd..............  85,059     278,759
    Fletcher Building, Ltd.(6341606)...................  37,414     274,062
    Fletcher Building, Ltd.(6341617)...................  11,960      88,770
    Freightways, Ltd...................................  23,860      89,724
    Hallenstein Glasson Holdings, Ltd..................     634       1,616
    Heartland New Zealand, Ltd......................... 106,802      74,308
    Infratil, Ltd......................................  71,133     126,418
    Kathmandu Holdings, Ltd............................  13,625      34,729
    Mainfreight, Ltd...................................  13,265     140,501
#   Metlifecare, Ltd...................................   4,231      14,076
    New Zealand Oil & Gas, Ltd.........................  31,977      19,941
    New Zealand Refining Co., Ltd. (The)...............  14,184      23,054
#   Nuplex Industries, Ltd.............................  43,646     118,510
    NZX, Ltd...........................................  27,599      28,023
    PGG Wrightson, Ltd.................................  41,016      14,037
*   Pike River Coal, Ltd...............................  12,312          --
    Port of Tauranga, Ltd..............................  13,291     155,723
    Restaurant Brands New Zealand, Ltd.................  16,668      37,081
    Ryman Healthcare, Ltd..............................  45,413     290,036
    Skellerup Holdings, Ltd............................  21,549      30,105
    Sky Network Television, Ltd........................  73,324     341,926
    SKYCITY Entertainment Group, Ltd................... 102,161     319,759
    Telecom Corp. of New Zealand, Ltd.................. 157,263     298,241
    Tower, Ltd.........................................  35,470      50,093
    Trade Me Group Ltd.................................  46,940     154,887
    TrustPower, Ltd....................................   8,621      46,392
    Vector, Ltd........................................  27,832      56,849
    Warehouse Group, Ltd. (The)........................  17,775      51,907
*   Xero, Ltd..........................................   5,512     184,772
                                                                -----------
TOTAL NEW ZEALAND......................................           4,901,745
                                                                -----------
NORWAY -- (1.0%)
#   ABG Sundal Collier Holding ASA.....................  78,760      62,995
#*  Agasti Holding ASA.................................  21,755       5,903
    Aker ASA Class A...................................   4,406     132,062
    Aker Solutions ASA.................................   4,011      61,604
*   Algeta ASA.........................................   3,564     204,433
#*  American Shipping ASA..............................   2,541      18,323
*   Archer, Ltd........................................  87,498      75,412
    Atea ASA...........................................  18,580     171,764

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
NORWAY -- (Continued)
    Austevoll Seafood ASA..............................  37,069 $214,433
    Bakkafrost P/F.....................................   5,297   79,185
    Bonheur ASA........................................   2,527   50,219
    BW Offshore, Ltd................................... 193,828  213,260
*   BWG Homes ASA......................................  14,417   24,388
    Cermaq ASA.........................................  16,789  171,202
*   Deep Sea Supply PLC................................  40,789   67,873
#*  Det Norske Oljeselskap ASA.........................   9,315   94,361
    DNB ASA............................................  44,349  753,147
*   DNO International ASA..............................  82,820  270,332
*   DOF ASA............................................  11,186   55,367
    Ekornes ASA........................................   3,570   46,485
*   Electromagnetic GeoServices A.S....................  24,789   27,596
    Eltek ASA..........................................  78,226   93,134
    Evry ASA...........................................  20,232   31,982
    Farstad Shipping ASA...............................   4,288   88,753
    Fred Olsen Energy ASA..............................   2,543   92,143
*   Frontline, Ltd.....................................  10,435   43,970
    Ganger Rolf ASA....................................   2,903   55,508
    Gjensidige Forsikring ASA..........................   7,127  136,984
    Golar LNG, Ltd.....................................   3,400  120,734
#   Golden Ocean Group Ltd............................. 119,371  248,613
*   Grieg Seafood ASA..................................   7,041   28,100
    Hexagon Composites ASA.............................  12,565   50,299
*   Hoegh LNG Holdings, Ltd............................   6,093   46,749
*   Hurtigruten ASA....................................  42,015   31,279
*   Kongsberg Automotive Holding ASA................... 217,847  203,276
    Kongsberg Gruppen A.S..............................   2,267   46,443
    Kvaerner ASA.......................................  51,934   99,588
    Leroey Seafood Group ASA...........................   5,360  162,466
    Marine Harvest ASA.................................  41,281  475,845
#*  Nordic Semiconductor ASA...........................  16,465   78,691
    Norsk Hydro ASA.................................... 150,073  682,748
#*  Norske Skogindustrier ASA.......................... 103,385   89,641
    Northern Offshore, Ltd.............................  31,223   49,015
#*  Norwegian Air Shuttle A.S..........................   5,170  168,651
#*  Norwegian Energy Co. ASA........................... 405,262    9,708
*   Odfjell SE Class A.................................   5,645   41,382
    Opera Software ASA.................................   9,370  128,106
    Orkla ASA..........................................  74,935  583,337
#*  Panoro Energy ASA.................................. 147,239   72,138
    Petroleum Geo-Services ASA.........................  47,495  492,767
    Prosafe SE.........................................  20,922  139,587
*   Q-Free ASA.........................................   3,734    8,376
#*  REC Silicon ASA.................................... 835,388  365,338
*   REC Solar ASA......................................  14,403  215,674
*   Salmar ASA.........................................   4,270   52,290
    Schibsted ASA......................................   1,854  108,667
    Seadrill, Ltd......................................   3,784  135,127
*   Sevan Drilling A.S................................. 134,138   91,386
*   Sevan Marine ASA...................................  11,522   40,406
*   Siem Offshore, Inc.................................  39,709   61,947
    Solstad Offshore ASA...............................   2,300   42,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
#*  Songa Offshore.....................................    62,650 $    28,368
    SpareBank 1 SMN....................................    24,245     227,233
    SpareBank 1 SR Bank ASA............................    45,336     440,343
    Statoil ASA........................................    19,554     463,443
    Statoil ASA Sponsored ADR..........................    12,080     286,417
    Stolt-Nielsen, Ltd.................................    10,271     303,438
*   Storebrand ASA.....................................   118,197     706,064
    Subsea 7 SA........................................    38,053     655,802
    Telenor ASA........................................     8,010     166,638
    TGS Nopec Geophysical Co. ASA......................     2,774      71,981
    Tomra Systems ASA..................................    13,900     118,968
    TTS Group ASA......................................     6,609       6,478
    Veidekke ASA.......................................    12,510      94,155
    Veripos, Inc.......................................     2,378      14,044
    Wilh Wilhelmsen ASA................................    14,941     136,564
    Wilh Wilhelmsen Holding ASA Class A................     3,806     121,719
#   Yara International ASA.............................     4,898     202,275
                                                                  -----------
TOTAL NORWAY...........................................            12,557,508
                                                                  -----------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................    51,633     175,150
#*  Banco BPI SA.......................................   132,755     269,670
*   Banco Comercial Portugues SA....................... 4,565,703   1,019,060
*   Banco Espirito Santo SA............................   773,088   1,172,706
*   EDP Renovaveis SA..................................    77,207     444,312
    Galp Energia SGPS SA...............................    11,488     177,608
    Jeronimo Martins SGPS SA...........................     5,273      90,152
    Mota-Engil SGPS SA.................................    22,573     142,058
    Portucel SA........................................    51,414     213,406
    Portugal Telecom SGPS SA...........................   122,225     537,238
    REN - Redes Energeticas Nacionais SGPS SA..........    24,874      84,243
    Semapa-Sociedade de Investimento e Gestao..........    25,607     342,083
    Sonae..............................................   311,090     489,641
*   Sonae Industria SGPS SA............................    12,295      12,701
    Sonaecom - SGPS SA.................................    44,682     143,122
    Teixeira Duarte SA.................................    10,457      14,635
#   ZON OPTIMUS SGPS SA................................    20,678     138,211
                                                                  -----------
TOTAL PORTUGAL.........................................             5,465,996
                                                                  -----------
SINGAPORE -- (1.3%)
*   Abterra, Ltd.......................................    40,000      19,733
    Amara Holdings, Ltd................................    90,000      36,802
    Amtek Engineering, Ltd.............................    16,000       6,209
    ASL Marine Holdings, Ltd...........................    74,200      41,297
#*  Ausgroup, Ltd......................................   171,061      32,524
    Banyan Tree Holdings, Ltd..........................    84,000      39,749
#   Biosensors International Group, Ltd................   358,000     241,899
    Boustead Singapore, Ltd............................    75,000      97,126
    Breadtalk Group, Ltd...............................    23,000      16,569
    Bukit Sembawang Estates, Ltd.......................    29,000     127,955
    Bund Center Investment, Ltd........................    88,000      14,154
    CapitaLand, Ltd....................................   421,101     906,996

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
SINGAPORE -- (Continued)
    Centurion Corp., Ltd...............................   104,000 $ 49,642
    CH Offshore, Ltd...................................    65,000   21,421
    China Aviation Oil Singapore Corp., Ltd............    54,000   43,582
    Chip Eng Seng Corp., Ltd...........................   245,000  133,226
    City Developments, Ltd.............................    34,000  232,197
    Cityspring Infrastructure Trust....................    55,000   20,221
    ComfortDelGro Corp., Ltd...........................    91,000  137,527
    Cosco Corp. Singapore, Ltd.........................   417,000  228,791
    CSE Global, Ltd....................................   172,000   85,087
    CWT, Ltd...........................................    56,000   56,853
    DBS Group Holdings, Ltd............................    74,889  967,152
    Del Monte Pacific, Ltd.............................    64,000   31,215
*   Delong Holdings, Ltd...............................    33,000   10,854
    Dyna-Mac Holdings, Ltd.............................    60,000   17,665
    Elec & Eltek International Co., Ltd................    14,000   22,812
    Eu Yan Sang International, Ltd.....................    20,000   12,198
    Ezion Holdings, Ltd................................    40,400   71,098
#*  Ezra Holdings, Ltd.................................   335,000  253,653
    Falcon Energy Group, Ltd...........................   203,000   57,852
    Far East Orchard, Ltd..............................    48,984   64,915
    First Resources, Ltd...............................    51,000   79,570
    FJ Benjamin Holdings, Ltd..........................    75,000   11,784
*   Forterra Trust.....................................     8,000   12,930
#   Fragrance Group, Ltd...............................   116,000   19,477
*   Gallant Venture, Ltd...............................    51,000   10,438
    Genting Singapore P.L.C............................    48,000   51,687
    GMG Global, Ltd.................................... 1,285,000   97,492
    Golden Agri-Resources, Ltd......................... 1,156,000  469,413
    Goodpack, Ltd......................................    66,000   97,165
    Great Eastern Holdings, Ltd........................     2,000   27,482
    GuocoLand, Ltd.....................................    65,333  112,694
#   GuocoLeisure, Ltd..................................   109,000   70,368
*   Healthway Medical Corp., Ltd.......................   184,125    9,457
    HG Metal Manufacturing, Ltd........................   123,000    7,773
    Hi-P International, Ltd............................    76,000   31,813
    Hiap Hoe, Ltd......................................    39,000   24,310
    Ho Bee Land, Ltd...................................    88,000  138,099
    Hong Fok Corp., Ltd................................   106,800   56,046
    Hong Leong Asia, Ltd...............................    41,000   41,799
    Hotel Grand Central, Ltd...........................     6,335    5,153
    Hotel Properties, Ltd..............................    80,000  187,457
    Hour Glass, Ltd. (The).............................    36,000   46,280
    HTL International Holdings, Ltd....................    41,000    9,398
    Hutchison Port Holdings Trust......................   442,000  293,333
    Hwa Hong Corp., Ltd................................    21,000    4,816
#   Hyflux, Ltd........................................    49,500   44,411
    Indofood Agri Resources, Ltd.......................   226,000  135,802
    InnoTek, Ltd.......................................    37,000    9,091
*   International Healthway Corp., Ltd.................         1       --
#*  Interra Resources, Ltd.............................   125,000   37,051
    IPC Corp., Ltd.....................................   238,000   28,607
    Jardine Cycle & Carriage, Ltd......................     4,000  109,240
    Jaya Holdings, Ltd.................................   193,000  116,399

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
SINGAPORE -- (Continued)
#*  Jiutian Chemical Group, Ltd........................   980,000 $ 63,528
    K-Green Trust......................................    22,400   17,603
    K1 Ventures, Ltd...................................   393,000   58,253
    Keppel Corp., Ltd..................................    19,000  154,729
    Keppel Land, Ltd...................................   221,390  546,789
    Keppel Telecommunications & Transportation, Ltd....    42,000   59,373
    Koh Brothers Group, Ltd............................   175,000   40,884
    LCD Global Investments, Ltd........................   128,000   14,122
*   Li Heng Chemical Fibre Technologies, Ltd...........   115,000    9,915
    Lian Beng Group, Ltd...............................   173,000   71,081
    Low Keng Huat Singapore, Ltd.......................    78,000   41,815
    M1, Ltd............................................    23,000   60,465
*   Manhattan Resources, Ltd...........................    47,000   12,227
    Marco Polo Marine, Ltd.............................    39,000   11,472
    Mermaid Maritime PCL...............................   130,000   47,924
    Mewah International, Inc...........................    83,000   30,276
    Midas Holdings, Ltd................................   519,000  186,846
    Nam Cheong, Ltd....................................   316,000   78,843
#*  Neptune Orient Lines, Ltd..........................   253,250  200,192
    Noble Group, Ltd................................... 1,167,000  865,919
    NSL, Ltd...........................................    16,000   21,624
*   Oceanus Group, Ltd................................. 1,037,000   16,879
#   Olam International, Ltd............................   432,000  499,957
#   OSIM International, Ltd............................    44,000   81,462
*   Otto Marine, Ltd...................................   166,500   10,030
#   OUE, Ltd...........................................   127,000  236,027
    Oversea-Chinese Banking Corp., Ltd.................    50,269  365,247
    Pan-United Corp., Ltd..............................    47,000   33,197
    Petra Foods, Ltd...................................    10,000   25,261
    Popular Holdings, Ltd..............................   116,000   21,381
    QAF, Ltd...........................................    75,821   47,638
*   Raffles Education Corp., Ltd.......................   248,420   53,298
    Raffles Medical Group, Ltd.........................    17,000   39,916
    Rotary Engineering, Ltd............................    80,000   39,514
*   S I2I, Ltd.........................................   356,000    3,369
    SATS, Ltd..........................................    43,380  106,354
    See Hup Seng, Ltd..................................   195,000   47,476
    SembCorp Industries, Ltd...........................    37,000  151,902
#   SembCorp Marine, Ltd...............................    22,000   69,885
    Sheng Siong Group, Ltd.............................    82,000   38,492
    SIA Engineering Co., Ltd...........................    11,000   42,457
    Sim Lian Group, Ltd................................    51,000   30,538
    Sinarmas Land, Ltd.................................   547,000  199,037
    Singapore Airlines, Ltd............................    98,000  735,502
    Singapore Exchange, Ltd............................    23,000  123,170
    Singapore Land, Ltd................................    22,000  135,869
    Singapore Post, Ltd................................   144,000  150,774
#   Singapore Press Holdings, Ltd......................    58,000  181,474
    Singapore Technologies Engineering, Ltd............    33,000   97,739
    Singapore Telecommunications, Ltd..................    86,000  237,258
*   Sino Grandness Food Industry Group, Ltd............   116,000   60,700
#   SMRT Corp., Ltd....................................    72,000   64,563
    Stamford Land Corp., Ltd...........................   162,000   73,488

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SINGAPORE -- (Continued)
    StarHub, Ltd.......................................  20,000 $    66,843
    Sunningdale Tech, Ltd.............................. 143,000      16,570
*   SunVic Chemical Holdings, Ltd......................  90,000      45,035
    Super Group, Ltd...................................  44,000     128,083
*   Swiber Holdings, Ltd............................... 217,000     107,945
    Swissco Holdings, Ltd..............................  48,000      12,573
    Tat Hong Holdings, Ltd............................. 172,000     110,413
*   Technics Oil & Gas, Ltd............................  78,000      38,846
*   Tiger Airways Holdings, Ltd........................  23,000       7,629
    Tiong Woon Corp. Holding, Ltd...................... 136,000      36,278
*   Triyards holdings, Ltd.............................  21,900      11,279
    Tuan Sing Holdings, Ltd............................ 158,453      34,693
    UMS Holdings, Ltd..................................  97,000      44,785
#   United Engineers, Ltd.............................. 172,000     233,741
    United Envirotech, Ltd............................. 116,000     108,895
    United Industrial Corp., Ltd....................... 103,000     236,271
    United Overseas Bank, Ltd..........................  25,045     391,624
    UOB-Kay Hian Holdings, Ltd.........................  93,000     118,838
    UOL Group, Ltd..................................... 124,000     567,901
#   UPP Holdings, Ltd.................................. 134,000      26,219
*   Vard Holdings, Ltd................................. 175,000     112,407
    Venture Corp., Ltd................................. 107,000     619,881
    Vibrant Group, Ltd................................. 414,363      34,029
    Wee Hur Holdings, Ltd.............................. 112,000      30,291
    Wheelock Properties Singapore, Ltd.................  24,000      29,635
    Wilmar International, Ltd..........................  93,000     227,095
    Wing Tai Holdings, Ltd............................. 178,768     242,142
    Yeo Hiap Seng, Ltd.................................  10,160      17,003
    Yongnam Holdings, Ltd.............................. 458,000      82,316
                                                                -----------
TOTAL SINGAPORE........................................          16,848,803
                                                                -----------
SPAIN -- (2.4%)
    Abengoa SA.........................................   9,419      37,704
    Abengoa SA Class B.................................  63,515     209,751
    Abertis Infraestructuras SA........................  11,835     264,091
#   Acciona SA.........................................   9,280     614,902
#   Acerinox SA........................................  23,261     302,030
    ACS Actividades de Construccion y Servicios SA.....   5,409     189,836
    Adveo Group International SA.......................   2,843      61,117
    Almirall SA........................................  16,370     261,092
    Amadeus IT Holding SA Class A......................  11,728     463,935
*   Atresmedia Corp de Medios de Comunicaion SA........   5,451     102,362
    Banco Bilbao Vizcaya Argentaria SA................. 106,270   1,267,677
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  34,954     416,302
    Banco de Sabadell SA............................... 872,241   2,573,336
    Banco Popular Espanol SA........................... 406,071   2,785,438
    Banco Santander SA................................. 482,856   4,154,097
    Banco Santander SA Sponsored ADR...................  56,241     485,922
*   Bankia SA.......................................... 269,054     463,640
    Bankinter SA....................................... 169,690   1,267,125
*   Baron de Ley.......................................     967      86,768
    Bolsas y Mercados Espanoles SA.....................  11,041     431,632
    CaixaBank SA....................................... 213,914   1,311,021

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SPAIN -- (Continued)
*   Caja de Ahorros del Mediterraneo...................   8,736 $       --
*   Campofrio Food Group SA............................   1,520     14,230
#*  Cementos Portland Valderrivas SA...................   4,951     48,172
    Cie Automotive SA..................................  11,237    115,841
*   Codere SA..........................................     530        812
    Construcciones y Auxiliar de Ferrocarriles SA......     403    203,632
*   Deoleo SA.......................................... 275,264    183,964
    Distribuidora Internacional de Alimentacion SA.....  20,346    167,188
    Duro Felguera SA...................................  10,699     71,511
    Ebro Foods SA......................................  17,048    377,375
    Elecnor SA.........................................   4,468     67,843
    Enagas SA..........................................  11,728    320,596
    Ence Energia y Celulosa SA.........................  61,606    226,100
*   Ercros SA..........................................  29,067     20,317
    Faes Farma SA(B1PQHS6).............................  49,616    176,423
    Faes Farma SA(BHD66W7).............................     787      2,802
    Ferrovial SA.......................................  15,481    297,047
    Fluidra SA.........................................     921      3,440
#*  Fomento de Construcciones y Contratas SA...........  10,898    291,571
*   Gamesa Corp. Tecnologica SA........................  83,192    912,097
    Gas Natural SDG SA.................................  18,758    463,577
    Grifols SA.........................................   2,915    150,957
    Grupo Catalana Occidente SA........................   7,919    303,856
*   Grupo Ezentis SA...................................  19,843     38,881
    Iberdrola SA(B288C92).............................. 231,235  1,423,863
    Iberdrola SA(BJ05N64)..............................   6,423     39,649
    Iberpapel Gestion SA...............................     130      2,739
    Indra Sistemas SA..................................  28,349    501,907
*   Inmobiliaria Colonial SA...........................   1,264      1,901
*   Jazztel P.L.C......................................  29,548    362,743
    Mapfre SA..........................................  28,196    116,270
*   Mediaset Espana Comunicacion SA....................  26,138    321,902
#   Melia Hotels International SA......................  13,052    169,456
    Miquel y Costas & Miquel SA........................   1,681     64,772
*   Natra SA...........................................  11,883     35,077
*   NH Hoteles SA......................................  45,530    285,684
    Obrascon Huarte Lain SA............................   9,076    382,748
    Papeles y Cartones de Europa SA....................  12,397     65,273
*   Pescanova SA.......................................   4,776         --
*   Promotora de Informaciones SA Class A..............  88,479     48,345
    Prosegur Cia de Seguridad SA.......................  27,551    165,598
*   Realia Business SA.................................  14,616     19,757
    Red Electrica Corp. SA.............................   7,182    502,286
    Repsol SA..........................................  30,961    723,622
    Repsol SA Sponsored ADR............................   8,778    206,020
*   Sacyr SA........................................... 122,318    622,759
*   Solaria Energia y Medio Ambiente SA................   8,257     16,639
    Tecnicas Reunidas SA...............................   4,248    223,238
    Telefonica SA......................................  49,884    768,282
#   Telefonica SA Sponsored ADR........................   7,184    110,346
    Tubacex SA.........................................  25,955     98,908
    Tubos Reunidos SA..................................  23,431     55,379
    Vidrala SA.........................................   4,088    202,774

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SPAIN -- (Continued)
    Viscofan SA........................................  6,763 $   358,013
*   Vocento SA.........................................  7,274      16,000
    Zardoya Otis SA....................................  5,313      89,153
*   Zeltia SA.......................................... 29,324     106,262
                                                               -----------
TOTAL SPAIN............................................         30,315,375
                                                               -----------
SWEDEN -- (2.9%)
    AarhusKarlshamn AB.................................  4,925     300,727
    Acando AB.......................................... 18,648      37,388
#*  Active Biotech AB..................................  1,997      10,515
    AddTech AB Class B.................................  7,672     118,534
    AF AB Class B...................................... 13,574     438,378
    Alfa Laval AB......................................  6,568     159,130
*   Arise AB...........................................  1,403       4,674
    Assa Abloy AB Class B.............................. 12,868     640,693
    Atrium Ljungberg AB Class B........................    485       6,608
    Avanza Bank Holding AB.............................  1,688      61,772
    Axfood AB..........................................  3,174     152,125
#   Axis Communications AB.............................  6,530     210,581
    B&B Tools AB Class B...............................  9,920     196,670
*   BE Group AB........................................  8,493      13,805
    Beijer AB G&L Class B..............................  5,568     106,562
    Beijer Alma AB.....................................  4,510     115,412
    Beijer Electronics AB..............................    728       7,443
    Betsson AB.........................................  5,245     147,988
    Bilia AB Class A...................................  8,205     209,438
#   BillerudKorsnas AB................................. 70,705     846,694
    BioGaia AB Class B.................................    778      26,821
    Biotage AB......................................... 10,917      16,324
#   Bjoern Borg AB.....................................  5,637      25,584
#   Boliden AB......................................... 86,541   1,312,170
    Bure Equity AB..................................... 29,402     119,764
    Byggmax Group AB...................................  9,852      74,642
    Castellum AB....................................... 16,789     267,588
    Cavotec SA.........................................  1,266       6,083
    Cision AB..........................................    537       2,742
#   Clas Ohlson AB Class B.............................  6,555     111,874
*   Cloetta AB Class B.................................  2,869       9,634
    Concentric AB......................................  8,712      92,055
    Concordia Maritime AB Class B...................... 10,317      19,379
*   CyberCom Group AB.................................. 40,014      14,622
    Dios Fastigheter AB................................  4,962      35,878
    Doro AB............................................  6,042      44,799
    Duni AB............................................ 14,386     191,379
    Electrolux AB Series B............................. 25,236     535,138
#   Elekta AB Class B.................................. 13,870     201,914
*   Eniro AB........................................... 47,510     354,529
    Fabege AB.......................................... 14,610     185,175
*   Fastighets AB Balder...............................  5,442      57,890
    FinnvedenBulten AB.................................  3,380      28,774
    Getinge AB Class B................................. 14,356     492,886
    Gunnebo AB......................................... 22,223     123,646
    Haldex AB.......................................... 25,076     244,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    Hexagon AB Class B.................................  16,888 $  534,947
    Hexpol AB..........................................   3,972    282,110
    HIQ International AB...............................  12,845     75,884
    Holmen AB Class B..................................  24,064    830,678
    Hufvudstaden AB Class A............................   2,399     32,133
    Husqvarna AB Class A...............................  16,925     97,675
    Husqvarna AB Class B............................... 103,112    597,413
*   ICA Gruppen AB.....................................  14,783    455,088
    Industrial & Financial Systems Class B.............   6,123    149,757
    Indutrade AB.......................................   2,347    101,587
    Intrum Justitia AB.................................  12,586    354,919
    JM AB..............................................  18,204    486,650
*   KappAhl AB.........................................  25,937    154,581
#*  Karolinska Development AB Class B..................   1,834      6,748
    Klovern AB.........................................   4,341     21,522
    KNOW IT AB.........................................   5,593     49,804
    Kungsleden AB......................................  21,169    153,766
    Lagercrantz AB Class B.............................   3,413     65,018
*   Lindab International AB............................  29,018    293,824
    Loomis AB Class B..................................  17,254    407,633
*   Lundin Petroleum AB................................   7,830    135,428
    Meda AB Class A.................................... 118,001  1,434,202
#*  Medivir AB Class B.................................   8,374    115,694
    Mekonomen AB.......................................   7,067    171,689
*   Micronic Mydata AB.................................  22,549     46,413
    Millicom International Cellular SA.................   1,642    159,589
    Modern Times Group AB Class B......................   7,974    359,379
#   MQ Holding AB......................................   4,252     14,984
    NCC AB Class A.....................................     516     16,439
    NCC AB Class B.....................................  25,122    801,669
    Net Entertainment NE AB Class B....................   4,619    105,009
*   Net Insight AB Class B.............................  44,491     11,257
    New Wave Group AB Class B..........................  15,274     83,572
#   Nibe Industrier AB Class B.........................  13,117    287,555
    Nobia AB...........................................  39,782    307,880
    Nolato AB Class B..................................  10,629    259,192
    Nordea Bank AB..................................... 139,077  1,855,844
    Nordnet AB Class B.................................  31,007    132,089
    OEM International AB Class B.......................   1,100     14,916
*   Orexo AB...........................................   3,654     96,670
#   Oriflame Cosmetics SA..............................   3,042     83,861
*   PA Resources AB....................................   1,706      2,484
    Peab AB............................................  80,068    496,672
#   Pricer AB Class B..................................  45,176     46,580
    Proact IT Group AB.................................   1,449     17,466
    Proffice AB Class B................................  15,374     56,082
    Ratos AB Class B...................................  68,201    628,690
    ReadSoft AB Class B................................   7,704     22,372
*   Rezidor Hotel Group AB.............................  18,581    127,337
    Saab AB Class B....................................  21,226    550,375
    Sandvik AB.........................................  38,621    540,301
*   SAS AB.............................................  66,288    182,996
    Scania AB Class B..................................   7,652    156,341

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Securitas AB Class B...............................  32,941 $   341,887
    Semcon AB..........................................   5,805      53,122
    Skandinaviska Enskilda Banken AB Class A........... 137,821   1,775,780
    Skanska AB Class B.................................  33,936     668,147
    SKF AB Class B.....................................  14,468     382,889
    SkiStar AB.........................................  10,926     153,833
#   SSAB AB Class A....................................  75,841     604,688
#   SSAB AB Class B....................................  25,655     181,391
    Svenska Cellulosa AB Class A.......................   5,303     150,294
    Svenska Cellulosa AB Class B.......................  56,655   1,611,006
    Svenska Handelsbanken AB Class A...................  23,469   1,113,651
    Svenska Handelsbanken AB Class B...................     918      41,812
    Sweco AB Class B...................................   4,832      70,147
    Swedbank AB Class A................................  42,611   1,111,918
    Swedish Match AB...................................   7,575     221,669
*   Swedish Orphan Biovitrum AB........................  38,402     437,640
    Systemair AB.......................................     819      15,024
    Tele2 AB Class B................................... 100,011   1,099,828
    Telefonaktiebolaget LM Ericsson Class A............   4,300      49,877
    Telefonaktiebolaget LM Ericsson Class B............  89,987   1,101,878
    Telefonaktiebolaget LM Ericsson Sponsored ADR......     900      11,061
    TeliaSonera AB.....................................  68,814     509,640
*   TradeDoubler AB....................................   9,598      27,835
*   Transcom WorldWide SA.............................. 106,474      22,721
    Transmode AB.......................................   1,524      23,273
    Trelleborg AB Class B..............................  62,039   1,236,660
    Unibet Group P.L.C.................................   7,747     377,139
    Vitrolife AB.......................................     850      11,328
    Volvo AB Class A...................................   7,822     103,159
    Volvo AB Class B...................................  28,957     382,867
    Wallenstam AB Class B..............................  10,848     165,816
    Wihlborgs Fastigheter AB...........................   8,920     162,802
                                                                -----------
TOTAL SWEDEN...........................................          37,074,184
                                                                -----------
SWITZERLAND -- (6.3%)
    ABB, Ltd...........................................  48,571   1,208,122
    ABB, Ltd. Sponsored ADR............................  16,820     417,809
    Actelion, Ltd......................................   5,976     561,080
    Adecco SA..........................................  20,728   1,628,113
*   AFG Arbonia-Forster Holding AG.....................   6,902     242,445
    Allreal Holding AG.................................   4,627     643,211
    Alpiq Holding AG...................................   1,050     144,942
    ALSO Holding AG....................................     321      17,619
    ams AG.............................................   4,059     498,334
    APG SGA SA.........................................     223      65,606
    Aryzta AG..........................................  25,690   2,018,718
    Ascom Holding AG...................................  15,432     293,106
    Autoneum Holding AG................................   1,132     195,529
#   Bachem Holding AG Class B..........................     888      48,500
    Baloise Holding AG.................................  13,368   1,596,851
    Bank Coop AG.......................................   1,479      70,846
    Banque Cantonale de Geneve.........................     163      42,101
    Banque Cantonale Vaudoise..........................   1,080     587,082

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Banque Privee Edmond de Rothschild SA..............       1 $   17,660
    Barry Callebaut AG.................................     175    207,139
    Basilea Pharmaceutica..............................   1,305    179,739
    Basler Kantonalbank................................     599     50,042
    Belimo Holding AG..................................      60    166,875
    Bell AG............................................      32     81,448
    Bellevue Group AG..................................   1,194     22,044
#*  Berner Kantonalbank AG.............................   1,342    316,691
    BKW AG.............................................   1,079     34,057
*   Bobst Group SA.....................................   3,037    110,658
    Bossard Holding AG.................................     987    237,525
    Bucher Industries AG...............................   2,713    794,500
    Burckhardt Compression Holding AG..................     494    222,515
    Burkhalter Holding AG..............................     723     60,606
    Calida Holding AG..................................     779     27,238
    Cham Paper Holding AG..............................      17      4,129
*   Charles Voegele Holding AG.........................   3,608     44,314
    Cie Financiere Richemont SA........................   9,818    908,214
    Cie Financiere Tradition SA........................     319     16,883
    Clariant AG........................................  91,319  1,720,598
    Coltene Holding AG.................................   1,771     90,077
    Conzzeta AG........................................      35     81,679
    Credit Suisse Group AG............................. 144,732  4,360,910
    Credit Suisse Group AG Sponsored ADR...............  32,223    971,523
    Daetwyler Holding AG...............................   1,515    228,307
    DKSH Holding AG....................................     507     34,497
*   Dufry AG...........................................   7,172  1,123,315
#   EFG International AG...............................  21,411    312,060
    Emmi AG............................................     849    269,441
    EMS-Chemie Holding AG..............................     439    151,111
    Energiedienst Holding AG...........................   1,258     39,637
*   Evolva Holding SA..................................   4,494      6,591
    Flughafen Zuerich AG...............................   1,756  1,031,490
    Forbo Holding AG...................................     614    501,534
    Galenica AG........................................   1,008    960,110
    GAM Holding AG.....................................  84,859  1,424,249
*   Gategroup Holding AG...............................   8,954    266,349
    Geberit AG.........................................   1,350    391,342
    Georg Fischer AG...................................   1,719  1,177,500
    Givaudan SA........................................     332    490,935
    Gurit Holding AG...................................     167     92,834
    Helvetia Holding AG................................   2,564  1,235,465
    Holcim, Ltd........................................  29,383  2,132,690
    Huber & Suhner AG..................................   5,860    313,532
    Implenia AG........................................   5,105    359,096
    Inficon Holding AG.................................     488    180,216
    Interroll Holding AG...............................     279    164,626
    Intershop Holdings.................................     128     47,706
    Julius Baer Group, Ltd.............................  65,468  3,173,909
    Jungfraubahn Holding AG............................      27      2,002
    Kaba Holding AG Class B............................   1,364    622,543
    Kardex AG..........................................   2,503    106,440
    Komax Holding AG...................................   1,514    237,170

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SWITZERLAND -- (Continued)
    Kudelski SA............................................  18,052 $  275,828
    Kuehne + Nagel International AG........................   1,526    202,577
    Kuoni Reisen Holding AG................................   1,568    708,729
    LEM Holding SA.........................................      94     72,465
    Liechtensteinische Landesbank AG.......................   2,216    100,628
    Lindt & Spruengli AG...................................       3    160,830
    Logitech International SA(B18ZRK2).....................  46,055    723,986
#   Logitech International SA(H50430232)...................  13,237    208,615
    Lonza Group AG.........................................  23,146  2,321,692
    Luzerner Kantonalbank AG...............................   1,340    514,013
    MCH Group AG...........................................     354     23,708
    Metall Zug AG..........................................      62    166,142
#*  Meyer Burger Technology AG.............................  34,653    523,949
    Micronas Semiconductor Holding AG......................  16,364    131,292
    Mikron Holding AG......................................   4,766     39,905
    Mobilezone Holding AG..................................   7,511     79,910
    Mobimo Holding AG......................................   2,138    445,608
    Nestle SA..............................................  63,817  4,624,901
    Nobel Biocare Holding AG...............................  16,330    248,920
    Novartis AG............................................  16,700  1,319,982
    Novartis AG ADR........................................  28,202  2,229,932
    OC Oerlikon Corp. AG...................................  74,682  1,174,907
*   Orascom Development Holding AG.........................   3,882     64,414
#*  Orell Fuessli Holding AG...............................     184     19,598
    Orior AG...............................................   1,899    111,134
    Panalpina Welttransport Holding AG.....................   1,819    300,626
    Partners Group Holding AG..............................     592    140,201
    Phoenix Mecano AG......................................     282    181,494
    PSP Swiss Property AG..................................   1,506    129,558
    PubliGroupe AG.........................................     558     70,904
    Rieter Holding AG......................................   1,492    330,838
    Romande Energie Holding SA.............................      52     61,967
    Schaffner Holding AG...................................     327    102,765
    Schindler Holding AG...................................     551     80,891
*   Schmolz + Bickenbach AG................................ 259,128    340,182
    Schweiter Technologies AG..............................     395    305,780
    Schweizerische National-Versicherungs-Gesellschaft AG..   5,512    363,380
    SGS SA.................................................     136    307,509
    Siegfried Holding AG...................................   1,343    240,021
    Sika AG................................................     203    668,042
    Sonova Holding AG......................................   2,091    287,176
    St Galler Kantonalbank AG..............................     799    309,126
    Straumann Holding AG...................................     679    135,339
    Sulzer AG..............................................   6,928  1,043,179
    Swatch Group AG (The)(7184725).........................   1,313    780,349
    Swatch Group AG (The)(7184736).........................   1,622    166,096
    Swiss Life Holding AG..................................   8,985  1,933,829
    Swiss Re AG............................................  55,384  4,779,697
    Swisscom AG............................................     733    402,651
    Swisslog Holding AG....................................  74,559     93,165
    Swissquote Group Holding SA............................   3,840    150,918
    Syngenta AG............................................     577    203,988
    Syngenta AG ADR........................................   2,693    190,745

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
SWITZERLAND -- (Continued)
    Tamedia AG.........................................     359 $    45,533
    Tecan Group AG.....................................   1,458     159,867
    Temenos Group AG...................................   8,945     250,467
*   Tornos Holding AG..................................   2,333      12,426
    U-Blox AG..........................................   2,408     305,435
    UBS AG(B18YFJ4)....................................  68,935   1,367,276
    UBS AG(H89231338)..................................  92,566   1,839,286
    Valiant Holding AG.................................   5,293     514,247
    Valora Holding AG..................................   1,158     298,057
    Vaudoise Assurances Holding SA Class B.............     333     143,425
    Verwaltungs- und Privat-Bank AG....................   1,628     168,358
    Vetropack Holding AG...............................      68     134,927
#*  Von Roll Holding AG................................  12,622      26,049
    Vontobel Holding AG................................  10,159     382,235
    Walliser Kantonalbank..............................      41      34,065
    Walter Meier AG....................................     525      34,698
#   Ypsomed Holding AG.................................     784      67,642
    Zehnder Group AG...................................   3,936     176,803
    Zug Estates Holding AG.............................      50      65,384
    Zuger Kantonalbank AG..............................      22     112,376
    Zurich Insurance Group AG..........................  17,448   5,058,886
                                                                -----------
TOTAL SWITZERLAND......................................          79,875,298
                                                                -----------
UNITED KINGDOM -- (17.3%)
    4imprint Group P.L.C...............................     979      11,653
    888 Holdings P.L.C.................................  44,583     104,760
    A.G. Barr P.L.C....................................   7,158      71,767
    Aberdeen Asset Management P.L.C....................  71,672     459,702
    Acal P.L.C.........................................   3,887      21,220
    Admiral Group P.L.C................................   6,602     156,592
*   Afren P.L.C........................................ 399,849     976,889
    African Barrick Gold P.L.C.........................  52,441     188,197
*   Aga Rangemaster Group P.L.C........................  43,446     116,210
    Aggreko P.L.C......................................  24,455     620,394
    Alent P.L.C........................................  90,437     464,603
    AMEC P.L.C.........................................  51,324     867,588
    Amlin P.L.C........................................ 181,895   1,249,026
    Anglo American P.L.C............................... 173,329   4,086,921
    Anglo Pacific Group P.L.C..........................  35,991     108,752
    Anglo-Eastern Plantations..........................      19         208
    Anite P.L.C........................................  44,555      66,825
    Antofagasta P.L.C..................................  15,348     213,388
    ARM Holdings P.L.C.................................  29,062     443,645
    ARM Holdings P.L.C. Sponsored ADR..................   2,285     105,270
#   Ashmore Group P.L.C................................  59,922     320,121
    Ashtead Group P.L.C................................  99,963   1,295,132
    Associated British Foods P.L.C.....................  18,738     835,051
    AstraZeneca P.L.C..................................     956      60,624
    AstraZeneca P.L.C. Sponsored ADR...................  17,754   1,127,379
    Aviva P.L.C........................................ 255,520   1,869,240
#   Aviva P.L.C. Sponsored ADR.........................  10,982     161,765
    AZ Electronic Materials SA.........................  29,009     188,888
    Babcock International Group P.L.C..................  25,241     576,095

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    BAE Systems P.L.C.................................. 151,428 $1,068,306
    Balfour Beatty P.L.C............................... 238,890  1,143,266
    Bank of Georgia Holdings P.L.C.....................   8,165    288,107
    Barclays P.L.C..................................... 260,766  1,164,124
    Barclays P.L.C. Sponsored ADR...................... 101,523  1,817,262
    Barratt Developments P.L.C......................... 440,009  2,735,559
    BBA Aviation P.L.C................................. 119,402    605,525
    Beazley P.L.C...................................... 230,795    967,505
    Bellway P.L.C......................................  44,246  1,128,665
    Berendsen P.L.C....................................  45,163    685,459
    Berkeley Group Holdings P.L.C......................  41,974  1,781,175
    Betfair Group P.L.C................................   7,152    124,067
    BG Group P.L.C.....................................  91,957  1,545,606
    BHP Billiton P.L.C.................................   3,376     99,385
    BHP Billiton P.L.C. ADR............................  15,196    895,956
    Bloomsbury Publishing P.L.C........................   1,311      3,713
    Bodycote P.L.C.....................................  64,574    688,104
    Booker Group P.L.C................................. 293,383    744,984
    Boot Henry P.L.C...................................     335      1,191
    Bovis Homes Group P.L.C............................  60,782    821,312
    BP P.L.C........................................... 301,043  2,359,289
    BP P.L.C. Sponsored ADR............................ 114,590  5,373,125
    Braemar Shipping Services P.L.C....................   1,625     13,466
    Brammer P.L.C......................................   2,864     21,559
    Brewin Dolphin Holdings P.L.C......................  68,779    344,478
    British Polythene Industries P.L.C.................   9,605     97,101
    British Sky Broadcasting Group P.L.C...............  29,919    431,274
    Britvic P.L.C......................................  41,349    470,986
*   BTG P.L.C..........................................  82,669    804,787
    Bunzl P.L.C........................................  16,317    371,699
    Burberry Group P.L.C...............................  21,898    519,929
    Bwin.Party Digital Entertainment P.L.C............. 239,243    449,556
    Cable & Wireless Communications P.L.C.............. 574,115    503,462
*   Cairn Energy P.L.C................................. 180,440    639,895
    Cape P.L.C.........................................  49,508    218,555
    Capita P.L.C.......................................  26,343    425,056
    Capital & Counties Properties P.L.C................   1,729     10,096
    Capital & Regional P.L.C...........................  34,857     27,224
    Carclo P.L.C.......................................   6,128     16,540
    Carillion P.L.C.................................... 152,459    853,421
    Carnival P.L.C.....................................  18,712    767,043
    Carnival P.L.C. ADR................................   5,314    216,864
    Carr's Milling Industries P.L.C....................      11        322
    Castings P.L.C.....................................   9,986     73,192
    Catlin Group, Ltd.................................. 123,779  1,072,039
*   Centamin P.L.C..................................... 456,988    328,710
    Centaur Media P.L.C................................   3,412      3,737
    Centrica P.L.C..................................... 164,860    841,948
    Chemring Group P.L.C...............................  87,558    346,114
    Chesnara P.L.C.....................................  47,334    268,161
    Chime Communications P.L.C.........................  14,821     84,558
    Cineworld Group P.L.C..............................  45,306    263,476
    Clarkson P.L.C.....................................   1,048     34,515

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Close Brothers Group P.L.C.........................  53,687 $1,168,386
    Cobham P.L.C....................................... 228,631  1,103,125
    Coca-Cola HBC AG...................................   7,546    199,872
    Coca-Cola HBC AG ADR...............................   7,574    199,954
*   Colt Group SA...................................... 164,041    340,608
    Communisis P.L.C...................................  83,310     95,074
    Compass Group P.L.C................................  58,525    874,676
    Computacenter P.L.C................................  28,553    303,811
    Consort Medical P.L.C..............................   8,267    144,968
    Costain Group P.L.C................................   4,828     23,278
    Cranswick P.L.C....................................  17,194    372,142
    Creston P.L.C......................................   3,606      5,584
    Croda International P.L.C..........................  18,624    736,719
    CSR P.L.C..........................................  80,884    878,020
    CSR P.L.C. ADR.....................................     700     30,282
    Daily Mail & General Trust P.L.C...................  24,955    394,222
    Dairy Crest Group P.L.C............................  44,378    377,831
    Darty P.L.C........................................  34,556     74,831
    DCC P.L.C..........................................  20,772    943,485
    De La Rue P.L.C....................................   8,843    113,384
    Debenhams P.L.C.................................... 497,111    604,166
    Dechra Pharmaceuticals P.L.C.......................  20,675    237,754
    Development Securities P.L.C.......................  37,010    149,185
    Devro P.L.C........................................  38,267    194,500
    Dignity P.L.C......................................   9,001    220,940
    Diploma P.L.C......................................  33,000    376,548
*   Dixons Retail P.L.C................................ 841,967    603,629
    Domino Printing Sciences P.L.C.....................  32,944    430,311
    Domino's Pizza Group P.L.C.........................   8,282     71,912
    Drax Group P.L.C................................... 131,157  1,748,276
    DS Smith P.L.C..................................... 259,680  1,398,288
    Dunelm Group P.L.C.................................  10,849    164,192
    E2V Technologies P.L.C.............................  29,334     75,217
    easyJet P.L.C......................................  45,711  1,234,639
    Electrocomponents P.L.C............................ 148,385    645,773
    Elementis P.L.C.................................... 149,749    627,771
*   EnQuest P.L.C...................................... 366,371    780,209
*   Enterprise Inns P.L.C.............................. 232,953    615,491
*   Essar Energy P.L.C.................................  78,801     74,991
    Essentra PLC.......................................  43,489    591,946
    Euromoney Institutional Investor P.L.C.............   5,912    128,625
*   Evraz P.L.C........................................  33,809     47,206
*   Exillon Energy P.L.C...............................  17,069     40,049
    Experian P.L.C.....................................  33,695    575,157
    F&C Asset Management P.L.C......................... 189,149    386,735
    Fenner P.L.C.......................................  61,413    414,059
    Ferrexpo P.L.C.....................................  79,470    197,892
    Fidessa Group P.L.C................................   6,710    254,775
*   Findel P.L.C.......................................  17,993     85,820
*   Firstgroup P.L.C................................... 359,782    786,272
    Fortune Oil P.L.C.................................. 427,324     61,160
    Fresnillo P.L.C....................................     219      2,735
    Fuller Smith & Turner P.L.C........................   7,612    121,312

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    G4S P.L.C.......................................... 152,532 $  597,038
    Galliford Try P.L.C................................  32,473    624,215
*   Gem Diamonds, Ltd..................................  50,403    131,247
    Genus P.L.C........................................  10,956    236,132
    GKN P.L.C.......................................... 160,005  1,035,213
    Glencore Xstrata P.L.C............................. 235,725  1,242,853
    Go-Ahead Group P.L.C...............................   7,593    246,483
    Grafton Group P.L.C................................  72,417    708,091
    Greencore Group P.L.C.............................. 150,466    615,334
    Greene King P.L.C..................................  77,147  1,085,931
    Greggs P.L.C.......................................  31,778    263,772
    Halfords Group P.L.C...............................  65,596    493,260
    Halma P.L.C........................................  74,767    734,487
    Hargreaves Lansdown P.L.C..........................  15,573    379,849
    Hays P.L.C......................................... 269,715    587,734
    Headlam Group P.L.C................................  17,739    135,364
    Helical Bar P.L.C..................................  49,359    281,505
    Henderson Group P.L.C.............................. 236,000    850,126
*   Heritage Oil P.L.C.................................  86,173    265,097
    Hikma Pharmaceuticals P.L.C........................  26,976    531,776
    Hill & Smith Holdings P.L.C........................  22,827    203,359
    Hiscox, Ltd........................................ 114,530  1,199,003
    Hochschild Mining P.L.C............................  34,912     86,568
    Hogg Robinson Group P.L.C..........................   4,980      7,018
    Home Retail Group P.L.C............................ 403,251  1,185,357
    Homeserve P.L.C....................................  85,645    460,488
    Howden Joinery Group P.L.C.........................  94,406    531,644
    HSBC Holdings P.L.C................................  22,970    235,712
    HSBC Holdings P.L.C. Sponsored ADR................. 175,852  9,054,619
    Hunting P.L.C......................................  37,750    467,198
    Huntsworth P.L.C...................................  26,705     30,930
    Hyder Consulting P.L.C.............................     977     10,404
    ICAP P.L.C......................................... 144,220    914,979
    IG Group Holdings P.L.C............................  38,304    393,786
*   Imagination Technologies Group P.L.C...............   7,952     22,414
    IMI P.L.C..........................................  15,983    392,214
    Imperial Tobacco Group P.L.C.......................  13,015    474,945
    Inchcape P.L.C..................................... 151,175  1,448,734
    Informa P.L.C...................................... 116,511    989,046
    Inmarsat P.L.C.....................................  94,558  1,086,290
*   Innovation Group P.L.C............................. 258,351    142,126
    InterContinental Hotels Group P.L.C................  10,548    340,994
#   InterContinental Hotels Group P.L.C. ADR...........   1,026     33,283
*   International Consolidated Airlines Group SA....... 189,265  1,295,545
*   International Ferro Metals, Ltd....................  82,212     14,551
    Interserve P.L.C...................................  50,767    507,739
    Intertek Group P.L.C...............................   6,570    305,463
    Investec P.L.C..................................... 123,434    793,855
    IP Group...........................................   2,697        470
*   IP Group P.L.C.....................................  66,786    192,462
    ITE Group P.L.C....................................  39,030    175,016
    ITV P.L.C.......................................... 239,315    772,246
    J Sainsbury P.L.C.................................. 149,248    845,244

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
UNITED KINGDOM -- (Continued)
    James Fisher & Sons P.L.C..........................    13,848 $  316,801
    Jardine Lloyd Thompson Group P.L.C.................    18,725    325,118
    JD Sports Fashion P.L.C............................     3,602     95,452
    JD Wetherspoon P.L.C...............................    26,101    341,414
#*  JKX Oil & Gas P.L.C................................    65,541     76,919
    John Menzies P.L.C.................................     9,296    104,548
    John Wood Group P.L.C..............................    87,489    921,330
    Johnson Matthey P.L.C..............................    18,033    955,888
*   Johnston Press P.L.C...............................    72,415     28,575
    Jupiter Fund Management P.L.C......................    67,233    412,313
#   Kazakhmys P.L.C....................................    38,401    112,059
    Kcom Group P.L.C...................................    91,335    148,102
    Keller Group P.L.C.................................    28,023    545,401
    Kentz Corp., Ltd...................................    20,330    220,429
    Kier Group P.L.C...................................     5,084    157,160
    Kingfisher P.L.C...................................   232,192  1,407,840
    Ladbrokes P.L.C....................................   173,654    425,846
    Laird P.L.C........................................   120,705    642,316
*   Lamprell P.L.C.....................................    99,644    234,466
    Lancashire Holdings, Ltd...........................    60,286    746,519
    Laura Ashley Holdings P.L.C........................    22,105      9,521
    Lavendon Group P.L.C...............................    30,984    100,076
    Legal & General Group P.L.C........................   566,357  2,000,223
*   Lloyds Banking Group P.L.C......................... 2,002,798  2,731,297
#*  Lloyds Banking Group P.L.C. ADR....................    46,132    252,803
    London Stock Exchange Group P.L.C..................    24,527    740,230
*   Lonmin P.L.C.......................................   219,185  1,101,174
    Lookers P.L.C......................................    75,370    156,666
    Low & Bonar P.L.C..................................    21,333     30,340
    LSL Property Services P.L.C........................     1,287      9,405
    Man Group P.L.C.................................... 1,104,104  1,478,341
    Management Consulting Group P.L.C..................    29,849     12,754
    Marks & Spencer Group P.L.C........................    65,340    504,920
    Marshalls P.L.C....................................    52,690    152,784
    Marston's P.L.C....................................   284,236    700,156
    McBride P.L.C......................................    40,404     67,675
    Mears Group P.L.C..................................    27,942    219,905
    Mecom Group P.L.C..................................    41,042     79,074
    Meggitt P.L.C......................................   113,971    966,287
    Melrose Industries P.L.C...........................   191,793    974,157
    Michael Page International P.L.C...................    36,988    270,133
    Micro Focus International P.L.C....................    23,302    286,756
    Millennium & Copthorne Hotels P.L.C................    64,550    599,098
*   Mitchells & Butlers P.L.C..........................    74,843    553,044
    Mitie Group P.L.C..................................   111,865    586,259
    MJ Gleeson Group P.L.C.............................       400      2,669
    Mondi P.L.C........................................    70,018  1,059,547
    Moneysupermarket.com Group P.L.C...................    54,769    160,694
    Morgan Advanced Materials P.L.C....................    86,084    438,325
    Morgan Sindall Group P.L.C.........................    17,627    230,523
*   Mothercare P.L.C...................................    10,976     47,229
    N Brown Group P.L.C................................    43,294    384,406
    National Express Group P.L.C.......................   170,973    818,906

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    NCC Group P.L.C....................................  26,396 $   86,812
*   New World Resources P.L.C. Class A.................       8          7
    Next P.L.C.........................................   5,098    522,887
    Northgate P.L.C....................................  57,743    531,230
    Novae Group P.L.C..................................  20,960    196,561
*   Ocado Group P.L.C..................................  55,559    476,700
    Old Mutual P.L.C................................... 648,317  1,834,671
*   Optos P.L.C........................................  10,238     33,295
    Oxford Instruments P.L.C...........................   4,148    113,654
    Pace P.L.C......................................... 107,895    633,287
    PayPoint P.L.C.....................................   6,821    122,938
    Pearson P.L.C......................................  15,716    287,133
    Pearson P.L.C. Sponsored ADR.......................  19,843    362,928
    Pendragon P.L.C.................................... 192,127    107,982
    Pennon Group P.L.C.................................  40,332    455,655
    Persimmon P.L.C....................................  78,274  1,686,579
*   Petra Diamonds, Ltd................................ 169,369    383,952
    Petrofac, Ltd......................................  17,926    339,559
    Petropavlovsk P.L.C................................  43,814     50,149
    Phoenix Group Holdings.............................  57,010    686,694
    Phoenix IT Group, Ltd..............................  10,671     20,054
    Photo-Me International P.L.C.......................  29,793     68,692
    Playtech P.L.C.....................................  19,271    218,407
    Premier Farnell P.L.C..............................  71,785    256,533
*   Premier Foods P.L.C................................  97,106    227,912
    Premier Oil P.L.C.................................. 114,561    510,245
    Prudential P.L.C...................................  68,348  1,375,855
    Prudential P.L.C. ADR..............................     800     32,288
*   Punch Taverns P.L.C................................ 139,592     33,244
    PZ Cussons P.L.C...................................  31,769    188,631
    QinetiQ Group P.L.C................................ 183,372    673,209
*   Quintain Estates & Development P.L.C............... 234,995    384,131
    Randgold Resources, Ltd............................     810     55,678
    Rathbone Brothers P.L.C............................   1,737     47,656
*   Raven Russia, Ltd..................................  29,857     38,930
    REA Holdings P.L.C.................................   1,822     14,035
    Redrow P.L.C....................................... 100,282    534,738
    Reed Elsevier P.L.C................................  10,159    147,975
    Reed Elsevier P.L.C. Sponsored ADR.................   2,524    147,604
    Regus PLC.......................................... 184,170    633,337
    Renishaw P.L.C.....................................   6,459    200,006
*   Renold P.L.C.......................................  12,120     10,947
    Rentokil Initial P.L.C............................. 188,971    373,642
    Resolution, Ltd.................................... 479,648  2,746,162
    Restaurant Group P.L.C. (The)......................  32,474    326,611
    Rexam P.L.C........................................ 119,290    965,213
    Ricardo P.L.C......................................  15,777    174,813
    Rightmove P.L.C....................................  13,113    545,604
    Rio Tinto P.L.C....................................   5,471    290,994
#   Rio Tinto P.L.C. Sponsored ADR.....................  29,253  1,554,797
    RM P.L.C...........................................   9,841     18,618
    Robert Walters P.L.C...............................  16,237     91,753
    Rolls-Royce Holdings P.L.C.........................  50,002    973,881

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Rotork P.L.C.......................................  11,153 $  450,820
*   Royal Bank of Scotland Group P.L.C................. 172,486    960,900
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR..  13,214    147,072
    Royal Dutch Shell P.L.C. ADR(780259206)............  60,794  4,200,865
    Royal Dutch Shell P.L.C. ADR(780259107)............  88,550  6,449,096
    Royal Dutch Shell P.L.C. Class A...................     423     14,653
    Royal Dutch Shell P.L.C. Class B...................   6,539    239,178
    RPC Group P.L.C....................................  46,240    451,813
    RPS Group P.L.C....................................  94,111    526,296
    RSA Insurance Group P.L.C.......................... 981,571  1,563,420
    SABMiller P.L.C....................................  11,226    504,389
    Sage Group P.L.C. (The)............................ 106,539    714,430
*   Salamander Energy P.L.C............................  73,080    127,352
    Savills P.L.C......................................  35,438    364,010
    Schroders P.L.C.(0239581)..........................   6,062    190,204
    Schroders P.L.C.(0240549)..........................  10,034    406,127
    SDL P.L.C..........................................  17,586    105,389
    Senior P.L.C....................................... 117,204    572,948
    Sepura P.L.C.......................................   6,972     15,169
    Serco Group P.L.C..................................  31,940    229,004
*   Severfield-Rowen P.L.C.............................  76,446     75,209
    Severn Trent P.L.C.................................   9,288    263,089
    Shanks Group P.L.C................................. 208,258    397,957
    Shire P.L.C........................................  12,131    605,415
    Shire P.L.C. ADR...................................   1,800    269,316
    SIG P.L.C.......................................... 254,991    820,280
    Smith & Nephew P.L.C...............................  41,932    603,186
#   Smith & Nephew P.L.C. Sponsored ADR................   1,572    113,561
    Smiths Group P.L.C.................................  37,248    878,423
    Smiths News P.L.C..................................  33,764    117,917
    Soco International P.L.C...........................  67,519    456,799
    Spectris P.L.C.....................................  23,950    872,913
    Speedy Hire P.L.C.................................. 230,561    244,074
    Spirax-Sarco Engineering P.L.C.....................  15,181    727,562
    Spirent Communications P.L.C....................... 122,722    191,938
    Spirit Pub Co. P.L.C............................... 284,729    389,679
*   Sportech P.L.C.....................................   2,757      4,146
*   Sports Direct International P.L.C..................  27,263    305,527
    SSE P.L.C..........................................  32,443    696,031
    St Ives P.L.C......................................  19,787     62,276
    St James's Place P.L.C.............................  32,011    404,288
    ST Modwen Properties P.L.C.........................  79,329    500,653
    Stagecoach Group P.L.C.............................  66,093    394,855
    Standard Chartered P.L.C...........................  70,024  1,423,164
    Standard Life P.L.C................................ 196,883  1,179,666
    Sthree P.L.C.......................................  12,874     81,103
#   Stobart Group, Ltd.................................  16,077     35,460
*   SuperGroup P.L.C...................................  10,041    254,291
    Synergy Health P.L.C...............................  18,241    386,225
    Synthomer P.L.C....................................  73,907    330,186
    TalkTalk Telecom Group P.L.C....................... 114,495    585,858
    Tate & Lyle P.L.C..................................  45,762    569,127
    Taylor Wimpey P.L.C................................ 883,661  1,626,363

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- ------------
UNITED KINGDOM -- (Continued)
    Ted Baker P.L.C....................................   2,836 $     99,878
    Telecity Group P.L.C...............................  11,035      129,348
    Telecom Plus P.L.C.................................   4,784      149,732
    Tesco P.L.C........................................ 212,456    1,116,448
*   Thomas Cook Group P.L.C............................ 352,176    1,040,778
*   Thorntons P.L.C....................................  11,794       27,081
    Topps Tiles P.L.C..................................   7,328       18,278
    Travis Perkins P.L.C...............................  57,999    1,654,900
    Trifast P.L.C......................................  26,856       35,309
*   Trinity Mirror P.L.C............................... 120,428      352,328
    TT electronics P.L.C...............................  69,537      236,059
    TUI Travel P.L.C................................... 120,717      843,226
    Tullett Prebon P.L.C...............................  90,769      493,809
    Tullow Oil P.L.C...................................  10,521      136,196
    UBM P.L.C..........................................  25,356      283,465
    UDG Healthcare P.L.C...............................  96,979      567,114
    Ultra Electronics Holdings P.L.C...................  12,924      414,935
    Unite Group P.L.C..................................  34,118      229,436
    United Utilities Group P.L.C.......................  27,797      326,680
    UTV Media P.L.C....................................   4,124       17,631
*   Vectura Group P.L.C................................  96,721      254,366
#   Vedanta Resources P.L.C............................  57,664      762,259
    Vesuvius P.L.C..................................... 119,522      878,228
    Victrex P.L.C......................................  12,056      352,187
    Vitec Group P.L.C. (The)...........................   5,880       63,967
    Vodafone Group P.L.C. Sponsored ADR................ 162,738    6,031,070
    Volex P.L.C........................................   1,588        3,081
    Weir Group P.L.C. (The)............................  17,199      591,329
    WH Smith P.L.C.....................................  30,611      524,220
    Whitbread P.L.C....................................  16,928    1,042,351
    William Hill P.L.C................................. 114,583      625,425
*   Wincanton P.L.C....................................  20,201       47,248
    WM Morrison Supermarkets P.L.C..................... 363,589    1,432,796
*   Wolfson Microelectronics P.L.C.....................  14,929       33,024
    Wolseley P.L.C.....................................  11,824      636,332
    WPP P.L.C..........................................  53,556    1,122,129
    WPP P.L.C. Sponsored ADR...........................  13,042    1,367,715
    WS Atkins P.L.C....................................  21,150      472,331
    Xaar P.L.C.........................................   7,340      133,750
    Xchanging P.L.C....................................  73,542      215,613
    XP Power, Ltd......................................     621       18,092
                                                                ------------
TOTAL UNITED KINGDOM...................................          218,934,906
                                                                ------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................   4,255        1,528
*   Kofax, Ltd.........................................  25,125      183,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        ------- --------------
UNITED STATES -- (Continued)
*   McEwen Mining - Minera Andes Acquisition Corp......  24,285 $       63,016
                                                                --------------
TOTAL UNITED STATES....................................                248,355
                                                                --------------
TOTAL COMMON STOCKS....................................          1,154,880,258
                                                                --------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE.......................   2,021        197,170
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*   Centrebet International, Ltd. Litigation Rights....   6,648             --
                                                                --------------
AUSTRIA -- (0.0%)
*   Intercell AG.......................................   1,270             --
#*  Raiffeisen Bank International Rights...............  12,696             --
                                                                --------------
TOTAL AUSTRIA..........................................                     --
                                                                --------------
FRANCE -- (0.0%)
*   Groupe Fnac........................................       5             16
                                                                --------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS Rights.............................  22,573         14,715
                                                                --------------
SINGAPORE -- (0.0%)
*   Falcon Energy Group, Ltd...........................  20,300            795
*   Technics Oil & Gas, Ltd. Warrants 12/09/16.........  31,200          6,232
                                                                --------------
TOTAL SINGAPORE........................................                  7,027
                                                                --------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/13/14..................................   5,408          3,078
*   Banco Popular Espanol SA Rights.................... 406,070         22,454
*   Banco Santander SA Rights.......................... 482,847         97,077
                                                                --------------
TOTAL SPAIN............................................                122,609
                                                                --------------
UNITED KINGDOM -- (0.0%)
*   Cineworld Group P.L.C..............................  13,307         26,907
                                                                --------------
TOTAL RIGHTS/WARRANTS..................................                171,274
                                                                --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@  DFA Short Term Investment Fund.................  9,334,486    108,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $481,026 GNMA 3.50%,
        09/20/42, valued at $432,359) to be
        repurchased at $423,882...................... $      424        423,881
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................               108,423,881
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,047,971,503)^^............................            $1,263,672,583
                                                                 ==============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Australia............... $  1,077,888 $   71,941,276   --    $   73,019,164
    Austria.................           --      6,157,730   --         6,157,730
    Belgium.................      975,904     16,575,105   --        17,551,009
    Canada..................   99,565,099          9,475   --        99,574,574
    China...................           --        192,270   --           192,270
    Colombia................        2,002             --   --             2,002
    Denmark.................           --     17,300,082   --        17,300,082
    Finland.................       72,770     23,499,944   --        23,572,714
    France..................    1,913,011     78,452,319   --        80,365,330
    Germany.................    4,310,829     68,545,123   --        72,855,952
    Greece..................           --        334,790   --           334,790
    Hong Kong...............      323,044     32,453,478   --        32,776,522
    Ireland.................    1,730,015      4,873,988   --         6,604,003
    Israel..................    1,189,022      6,621,027   --         7,810,049
    Italy...................      968,117     28,841,540   --        29,809,657
    Japan...................    4,675,395    243,067,869   --       247,743,264
    Netherlands.............    5,496,905     27,492,071   --        32,988,976
    New Zealand.............        2,569      4,899,176   --         4,901,745
    Norway..................      757,952     11,799,556   --        12,557,508
    Portugal................           --      5,465,996   --         5,465,996
    Singapore...............           --     16,848,803   --        16,848,803
    Spain...................    1,218,590     29,096,785   --        30,315,375
    Sweden..................       11,061     37,063,123   --        37,074,184
    Switzerland.............    5,857,910     74,017,388   --        79,875,298
    United Kingdom..........   39,944,874    178,990,032   --       218,934,906
    United States...........       64,544        183,811   --           248,355
 Preferred Stocks
    Germany.................           --        197,170   --           197,170
 Rights/Warrants
    Australia...............           --             --   --                --
    Austria.................           --             --   --                --
    France..................           --             16   --                16
    Portugal................           --         14,715   --            14,715
    Singapore...............           --          7,027   --             7,027
    Spain...................           --        122,609   --           122,609
    United Kingdom..........           --         26,907   --            26,907
 Securities Lending
   Collateral...............           --    108,423,881   --       108,423,881
                             ------------ --------------   --    --------------
 TOTAL...................... $170,157,501 $1,093,515,082   --    $1,263,672,583
                             ============ ==============   ==    ==============

                         WORLD EX U.S. VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                           ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The
  DFA Investment Trust Company............................         $ 75,343,024
Investment in Dimensional Emerging Markets Value Fund.....           26,095,194
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc.................. 496,188    9,958,486
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $100,482,453)..................................          111,396,704
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%) (Cost $100,482,453)^^....         $111,396,704
                                                                   ============

WORLD EX U.S. VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
Affiliated Investment Companies...... $111,396,704   --      --    $111,396,704
                                      ------------   --      --    ------------
TOTAL................................ $111,396,704   --      --    $111,396,704
                                      ============   ==      ==    ============

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc...... 3,605,919 $ 72,370,804
Investment in Dimensional Emerging Markets Value Fund...             26,959,959
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc...................   906,303   10,476,857
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company......................              7,042,789
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $108,666,987)................................            116,850,409
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $108,666,987)^^..............................           $116,850,409
                                                                   ============

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------
                                   LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                 ------------ ------- ------- ------------
Affiliated Investment Companies. $116,850,409   --      --    $116,850,409
                                 ------------   --      --    ------------
TOTAL........................... $116,850,409   --      --    $116,850,409
                                 ============   ==      ==    ============

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 9,256,659 $114,597,438
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................... 1,896,337   34,570,229
                                                                   ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $142,056,659)................................            149,167,667
                                                                   ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $142,056,659)^^..............................           $149,167,667
                                                                   ============

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $149,167,667   --      --    $149,167,667
                                    ------------   --      --    ------------
   TOTAL........................... $149,167,667   --      --    $149,167,667
                                    ============   ==      ==    ============

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc........................ 2,362,548 $37,233,753
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc........................ 2,592,943  32,100,631
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   742,748  13,540,301
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $70,646,957)........................            82,874,685
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%) (Cost $70,646,957)^^....           $82,874,685
                                                                    ===========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   -----------  ---------  ------- -----------
Affiliated Investment Companies... $82,874,685         --    --    $82,874,685
Futures Contracts**...............     (18,580)        --    --        (18,580)
Forward Currency Contracts**......          --  $(234,307)   --       (234,307)
                                   -----------  ---------    --    -----------
TOTAL............................. $82,856,105  $(234,307)   --    $82,621,798
                                   ===========  =========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                          EMERGING MARKETS PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company................................................. $3,402,632,676
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $2,623,805,409)^^............................ $3,402,632,676
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA
  Investment Trust Company...................................... $3,872,149,570
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,705,869,254)^^.................................... $3,872,149,570
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                    VALUE+
                                                                ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund.......... $17,370,611,507
                                                                ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANY (Cost $18,953,474,467)^^.......................... $17,370,611,507
                                                                ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (89.0%)
BRAZIL -- (7.8%)
    Abril Educacao SA..................................    64,500 $   766,384
    AES Tiete SA.......................................   252,270   1,820,299
    Aliansce Shopping Centers SA.......................   566,240   3,838,296
    All America Latina Logistica SA.................... 2,389,193   6,498,848
    AMBEV SA........................................... 1,591,620  10,561,768
    AMBEV SA ADR....................................... 5,405,653  35,352,971
    Anhanguera Educacional Participacoes SA............ 1,385,040   7,285,131
    Arezzo Industria e Comercio SA.....................   175,331   1,879,279
    Arteris SA.........................................    56,723     389,748
    Autometal SA.......................................   192,578   1,338,196
*   B2W Cia Digital....................................   437,740   4,202,100
*   Banco ABC Brasil SA................................    13,688      67,667
    Banco Bradesco SA.................................. 2,129,629  25,277,245
#   Banco Bradesco SA ADR.............................. 5,097,969  53,681,610
    Banco do Brasil SA................................. 2,455,639  21,122,612
    Banco Santander Brasil SA..........................   115,800     539,183
#   Banco Santander Brasil SA ADR...................... 3,110,818  14,216,438
    Bematech SA........................................   272,800     924,753
*   BHG SA - Brazil Hospitality Group..................    94,000     490,599
    BM&FBovespa SA..................................... 7,968,489  31,440,278
    BR Malls Participacoes SA.......................... 1,680,217  10,540,722
    Brasil Brokers Participacoes SA....................   881,422   1,849,846
    Brasil Insurance Participacoes e Administracao SA.. 302,530 2,378,597 BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................     4,700      15,279
#*  Braskem SA Sponsored ADR...........................   308,729   4,677,244
*   Brazil Pharma SA...................................   493,826   1,025,883
    BRF SA.............................................   802,306  14,359,889
    BRF SA ADR......................................... 1,233,685  21,811,551
*   Brookfield Incorporacoes SA........................ 2,099,133   1,151,363
    CCR SA............................................. 1,793,608  11,505,391
    Centrais Eletricas Brasileiras SA..................   843,900   1,820,697
#   Centrais Eletricas Brasileiras SA ADR..............   130,848     515,541
#   Centrais Eletricas Brasileiras SA Sponsored ADR....   322,427     683,545
    CETIP SA - Mercados Organizados....................   804,765   7,701,370
#   Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR..............................................   196,188   7,508,115
    Cia de Locacao das Americas........................    39,900      80,500
    Cia de Saneamento Basico do Estado de Sao Paulo....   345,300   3,179,522
    Cia de Saneamento Basico do Estado de Sao Paulo ADR   841,986   7,687,332
    Cia de Saneamento de Minas Gerais-COPASA...........   341,381   4,458,396
    Cia Energetica de Minas Gerais.....................   214,713   1,234,028
#   Cia Energetica de Minas Gerais Sponsored ADR....... 1,067,860   6,161,549
    Cia Hering.........................................   593,452   6,587,503
    Cia Paranaense de Energia..........................    54,900     451,069
#   Cia Paranaense de Energia Sponsored ADR............   230,970   2,646,916
    Cia Providencia Industria e Comercio SA............    54,100     183,646
    Cia Siderurgica Nacional SA........................   542,600   2,502,209
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 3,131,023  14,496,636
    Cielo SA...........................................   597,313  15,820,661
*   Contax Participacoes SA............................   126,250   1,036,346
    Cosan SA Industria e Comercio......................   655,006   9,754,274
    CPFL Energia SA....................................   431,900   3,248,814

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
BRAZIL -- (Continued)
    CPFL Energia SA ADR................................   224,362 $ 3,307,096
*   CR2 Empreendimentos Imobiliarios SA................    27,200      40,593
    Cremer SA..........................................    81,500     498,571
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.................................... 1,709,816  10,085,374
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes....................................    15,734     132,760
    Diagnosticos da America SA......................... 1,448,903   8,905,604
    Dimed SA Distribuidora da Medicamentos.............       400      32,204
    Direcional Engenharia SA...........................   640,346   2,805,199
    Duratex SA......................................... 1,460,329   7,151,503
    EcoRodovias Infraestrutura e Logistica SA..........   686,028   3,489,586
    EDP - Energias do Brasil SA........................ 1,452,220   5,797,069
    Embraer SA.........................................   233,006   1,766,028
#   Embraer SA ADR.....................................   700,994  21,513,506
*   Eneva SA...........................................   290,434     383,113
    Equatorial Energia SA..............................   933,643   8,576,610
    Estacio Participacoes SA........................... 1,063,900   8,263,477
    Eternit SA.........................................   465,210   1,540,819
    Even Construtora e Incorporadora SA................ 1,484,177   4,396,380
    Ez Tec Empreendimentos e Participacoes SA..........   257,080   2,862,721
*   Fertilizantes Heringer SA..........................   146,708     399,585
*   Fibria Celulose SA.................................   443,342   4,936,282
#*  Fibria Celulose SA Sponsored ADR................... 1,146,541  12,806,863
    Fleury SA..........................................   356,093   2,716,709
    Forjas Taurus SA...................................    51,317      47,174
    Fras-Le SA.........................................     4,800      10,432
    Gafisa SA..........................................   714,800     907,589
#   Gafisa SA ADR...................................... 1,410,877   3,597,736
*   General Shopping Brasil SA.........................   180,100     530,989
    Gerdau SA..........................................   597,982   3,494,641
    Gerdau SA Sponsored ADR............................ 3,839,959  27,071,711
#*  Gol Linhas Aereas Inteligentes SA ADR..............   132,200     519,546
    Grendene SA........................................   434,838   2,875,043
    Guararapes Confeccoes SA...........................    27,132   1,044,600
    Helbor Empreendimentos SA..........................   919,469   2,660,166
    Hypermarcas SA..................................... 1,777,866  11,173,410
    Iguatemi Empresa de Shopping Centers SA............   462,244   3,835,068
*   Industrias Romi SA.................................    76,908     160,843
*   International Meal Co. Holdings SA.................   348,976   2,531,095
    Iochpe-Maxion SA...................................   430,969   4,340,158
    Itau Unibanco Holding SA...........................   672,614   7,656,561
#   Itau Unibanco Holding SA ADR....................... 5,554,966  67,992,782
    JBS SA............................................. 3,757,861  13,104,643
    JHSF Participacoes SA..............................   530,529     881,235
    Joao Fortes Engenharia SA..........................    20,369      49,243
    JSL SA.............................................   349,918   1,938,966
    Kepler Weber SA....................................    78,594   1,202,718
    Kroton Educacional SA..............................   707,636  10,776,150
    Light SA...........................................   433,596   3,431,597
    Localiza Rent a Car SA.............................   427,360   5,397,390
*   Log-in Logistica Intermodal SA.....................   269,579     928,078
    Lojas Americanas SA................................   402,310   2,081,679
    Lojas Renner SA....................................   343,532   7,863,175
    LPS Brasil Consultoria de Imoveis SA...............   361,480   1,881,318

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- -----------
BRAZIL -- (Continued)
    M Dias Branco SA.................................    105,685 $ 3,605,276
    Magnesita Refratarios SA.........................    611,161   1,323,176
    Mahle-Metal Leve SA Industria e Comercio.........    247,100   2,509,539
    Marcopolo SA.....................................     19,600      39,940
*   Marfrig Alimentos SA.............................  1,368,179   2,352,492
    Marisa Lojas SA..................................    191,856   1,256,180
    Mills Estruturas e Servicos de Engenharia SA.....    403,590   4,670,282
*   Minerva SA.......................................    715,385   3,249,448
*   MMX Mineracao e Metalicos SA.....................    290,366     444,853
    MRV Engenharia e Participacoes SA................  2,459,429   8,372,455
    Multiplan Empreendimentos Imobiliarios SA........    338,160   6,096,429
    Multiplus SA.....................................    199,448   2,141,864
    Natura Cosmeticos SA.............................    343,900   5,570,627
    Odontoprev SA....................................  1,123,596   4,194,633
    Oi SA............................................    636,158   1,207,571
    Oi SA ADR(670851104).............................    136,542     256,699
#   Oi SA ADR(670851203).............................  2,015,083   3,445,792
*   Paranapanema SA..................................  1,486,131   2,583,716
*   PDG Realty SA Empreendimentos e Participacoes.... 10,042,401   6,923,171
    Petroleo Brasileiro SA...........................  1,061,101   5,984,407
    Petroleo Brasileiro SA ADR.......................  3,836,209  43,003,903
    Petroleo Brasileiro SA Sponsored ADR.............  5,128,535  61,029,566
*   Plascar Participacoes Industriais SA.............     32,200       5,490
    Porto Seguro SA..................................    602,952   7,043,198
    Portobello SA....................................     68,400     127,274
    Positivo Informatica SA..........................    180,100     228,641
    Profarma Distribuidora de Produtos Farmaceuticos
      SA.............................................    117,800     755,348
*   Prumo Logistica SA...............................    433,350     173,326
    QGEP Participacoes SA............................    504,900   1,854,769
    Raia Drogasil SA.................................    796,089   4,778,075
    Redentor Energia SA..............................        100         240
*   Refinaria de Petroleos de Manguinhos SA..........    357,974      46,014
    Restoque Comercio e Confeccoes de Roupas SA......    374,523     811,435
    Rodobens Negocios Imobiliarios SA................    120,421     524,847
*   Rossi Residencial SA.............................  2,481,715   1,989,137
    Santos Brasil Participacoes SA...................    239,622   1,621,653
    Sao Carlos Empreendimentos e Participacoes SA....      8,800     127,603
    Sao Martinho SA..................................    309,387   3,168,312
    SLC Agricola SA..................................    320,924   2,390,450
    Sonae Sierra Brasil SA...........................    159,418   1,027,202
    Souza Cruz SA....................................    757,100   6,627,002
*   Springs Global Participacoes SA..................    238,680     140,745
    Sul America SA...................................  1,313,410   7,213,385
*   T4F Entretenimento SA............................     88,800     186,204
    Technos SA.......................................    101,016     592,078
*   Tecnisa SA.......................................    808,495   2,596,937
    Tegma Gestao Logistica...........................    100,600     771,667
    Telefonica Brasil SA.............................     40,479     660,287
#   Telefonica Brasil SA ADR.........................    401,855   7,635,245
    Tempo Participacoes SA...........................    243,497     344,069
    Tereos Internacional SA..........................    106,388      93,539
    Tim Participacoes SA.............................    837,044   4,378,992
    Tim Participacoes SA ADR.........................    276,754   7,203,907

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Totvs SA........................................     438,949 $    5,743,719
    TPI - Triunfo Participacoes e Investimentos SA..     139,127        541,160
    Tractebel Energia SA............................     468,939      6,702,552
    Transmissora Alianca de Energia Eletrica SA.....   1,098,213      8,088,548
    Trisul SA.......................................      51,685         71,187
    Ultrapar Participacoes SA.......................     598,168     13,176,168
    Ultrapar Participacoes SA Sponsored ADR.........      70,925      1,563,896
    UNICASA Industria de Moveis SA..................      21,800         46,709
*   Usinas Siderurgicas de Minas Gerais SA..........     258,044      1,202,018
    Vale SA.........................................     546,500      7,426,421
#   Vale SA Sponsored ADR(91912E105)................   3,426,868     46,605,405
    Vale SA Sponsored ADR(91912E204)................   4,029,593     49,483,402
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A..............     267,729      3,332,323
*   Vanguarda Agro SA...............................   1,325,054      1,764,794
*   Viver Incorporadora e Construtora SA............     651,825         56,683
    WEG SA..........................................     587,532      6,653,311
                                                                 --------------
TOTAL BRAZIL........................................              1,078,998,613
                                                                 --------------
CHILE -- (1.3%)
    AES Gener SA....................................   7,212,190      3,447,604
    Aguas Andinas SA Class A........................  10,101,060      6,443,085
*   AquaChile SA....................................     350,725        161,451
    Banco de Chile..................................   7,048,405        871,662
#   Banco de Chile ADR..............................      40,694      2,980,823
    Banco de Credito e Inversiones..................     122,727      6,838,072
    Banco Santander Chile...........................     988,793         49,570
#   Banco Santander Chile ADR.......................     352,624      6,869,115
    Banmedica SA....................................     506,645        865,859
    Besalco SA......................................   1,356,386      1,113,045
    CAP SA..........................................     325,042      4,719,855
    Cementos BIO BIO SA.............................     180,149        167,031
    Cencosud SA.....................................   3,431,199      9,688,266
    Cencosud SA ADR.................................       3,035         25,676
    CFR Pharmaceuticals SA..........................   6,618,179      1,338,040
    Cia Cervecerias Unidas SA.......................      78,819        843,651
    Cia Cervecerias Unidas SA ADR...................     119,356      2,554,218
    Cia General de Electricidad SA..................     303,329      1,374,566
*   Cia Pesquera Camanchaca SA......................     220,903          7,883
*   Cia Sud Americana de Vapores SA.................  14,378,149        589,019
    Cintac SA.......................................     161,631         34,910
    Clinica LAS Condes SA...........................         309         23,324
    Colbun SA.......................................  20,665,887      4,814,878
    Corpbanca SA.................................... 643,442,314      7,059,575
#   Corpbanca SA ADR................................      42,206        695,977
    Cristalerias de Chile SA........................      59,157        458,199
    Cruz Blanca Salud SA............................     767,256        660,495
    E.CL SA.........................................   2,133,881      2,579,862
    Embotelladora Andina SA Class A ADR.............       2,422         44,323
#   Embotelladora Andina SA Class B ADR.............      22,399        499,274
    Empresa Electrica Pilmaiquen....................      30,933        130,681
    Empresa Nacional de Electricidad SA.............   1,776,691      2,284,136
#   Empresa Nacional de Electricidad SA Sponsored
      ADR...........................................     164,260      6,337,151

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHILE -- (Continued)
    Empresas CMPC SA...................................  3,853,093 $  8,322,881
    Empresas COPEC SA..................................  1,426,979   16,246,721
    Empresas Hites SA..................................  1,075,010      637,218
    Empresas Iansa SA.................................. 14,978,288      438,467
*   Empresas La Polar SA...............................  1,288,255      113,652
    Enersis SA.........................................  6,542,197    1,723,003
    Enersis SA Sponsored ADR...........................  1,090,985   14,477,371
    Enjoy SA...........................................    407,211       45,233
    ENTEL Chile SA.....................................    513,333    6,219,876
    Forus SA...........................................    323,739    1,457,012
    Gasco SA...........................................     28,798      251,739
    Grupo Security SA..................................    534,240      176,161
    Inversiones Aguas Metropolitanas SA................  2,059,601    3,326,902
    Inversiones La Construccion SA.....................      2,329       27,468
    Invexans SA........................................ 20,105,398      360,326
    Latam Airlines Group SA(2518932)...................    121,449    1,685,859
    Latam Airlines Group SA(B8L1G76)...................    105,702    1,546,164
#   Latam Airlines Group SA Sponsored ADR..............    697,894    9,700,727
*   Madeco SA.......................................... 20,105,398      115,283
    Masisa SA.......................................... 11,380,658      550,053
    Molibdenos y Metales SA............................     84,984    1,181,372
*   Multiexport Foods SA...............................  2,734,356      401,578
    Parque Arauco SA...................................  2,878,396    4,914,397
    PAZ Corp. SA.......................................  1,350,362      643,773
    Ripley Corp. SA....................................  3,371,216    1,888,789
    SACI Falabella.....................................  1,121,931    8,746,255
    Salfacorp SA.......................................    621,133      531,830
    Sigdo Koppers SA...................................  1,689,797    2,375,956
    Sociedad Matriz SAAM SA............................ 15,076,139    1,236,758
#   Sociedad Quimica y Minera de Chile SA Sponsored ADR     87,991    2,191,856
    Socovesa SA........................................  1,364,609      281,871
    Sonda SA...........................................  2,026,706    4,014,805
    Soquimich Comercial SA.............................    134,454       22,451
    Vina Concha y Toro SA..............................  2,045,434    3,714,292
#   Vina Concha y Toro SA Sponsored ADR................     26,285      953,488
    Vina San Pedro Tarapaca SA......................... 16,383,152       92,968
                                                                   ------------
TOTAL CHILE............................................             177,185,831
                                                                   ------------
CHINA -- (13.7%)
    361 Degrees International, Ltd.....................  3,700,000      960,480
    Agile Property Holdings, Ltd.......................  6,111,525    5,597,031
    Agricultural Bank of China, Ltd. Class H........... 41,678,460   18,194,646
    Air China, Ltd. Class H............................  6,100,000    3,972,454
#   Ajisen China Holdings, Ltd.........................  1,979,000    2,336,348
#*  Aluminum Corp. of China, Ltd. ADR..................    246,740    2,186,116
#*  Aluminum Corp. of China, Ltd. Class H.............. 10,142,000    3,608,129
    AMVIG Holdings, Ltd................................  1,544,000      626,616
#*  Angang Steel Co., Ltd. Class H.....................  5,365,160    3,420,212
#   Anhui Conch Cement Co., Ltd. Class H...............  2,995,500   11,554,622
    Anhui Expressway Co., Ltd. Class H.................  2,162,000    1,108,082
    Anhui Tianda Oil Pipe Co., Ltd.....................    589,130       96,135
#   Anta Sports Products, Ltd..........................  3,246,000    4,739,657
#   Anton Oilfield Services Group......................  3,504,000    2,245,179

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
#   Anxin-China Holdings, Ltd..........................   9,805,000 $ 2,484,327
    Asia Cement China Holdings Corp....................   2,512,000   1,609,880
*   Asia Energy Logistics Group, Ltd...................  17,250,000     200,189
    Asian Citrus Holdings, Ltd.........................   3,647,000     963,211
*   Ausnutria Dairy Corp., Ltd.........................      67,000       2,365
*   AVIC International Holding HK, Ltd.................   5,796,000     234,454
*   AVIC International Holdings, Ltd...................     518,000     199,340
    AviChina Industry & Technology Co., Ltd. Class H...   7,645,212   4,476,285
    Bank of China, Ltd. Class H........................ 145,776,702  61,529,436
    Bank of Communications Co., Ltd. Class H...........  16,954,618  10,991,029
#   Baoxin Auto Group, Ltd.............................     244,500     203,430
    Baoye Group Co., Ltd. Class H......................   1,412,440     897,488
*   BaWang International Group Holding, Ltd............   4,614,000     248,730
    BBMG Corp. Class H.................................   5,279,702   4,142,423
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................   9,528,000   7,250,813
#   Beijing Capital Land, Ltd. Class H.................   5,746,000   1,958,847
*   Beijing Development HK, Ltd........................     740,000     268,042
    Beijing Enterprises Holdings, Ltd..................   1,543,528  13,010,921
    Beijing Enterprises Water Group, Ltd...............  10,774,469   6,056,321
    Beijing Jingkelong Co., Ltd. Class H...............     803,512     240,883
#   Beijing Jingneng Clean Energy Co., Ltd. Class H....   2,738,000   1,780,049
    Beijing North Star Co., Ltd. Class H...............   3,308,000     696,637
*   Beijing Properties Holdings, Ltd...................   4,784,967     407,342
#   Belle International Holdings, Ltd..................   6,118,114   6,648,567
#   Billion Industrial Holdings, Ltd...................     296,000     167,402
    Biostime International Holdings, Ltd...............     359,000   3,092,586
    Bloomage Biotechnology Corp., Ltd..................     190,000     514,997
    Boer Power Holdings, Ltd...........................   1,024,000   1,064,843
#   Bosideng International Holdings, Ltd...............  11,264,157   2,037,291
    Brilliance China Automotive Holdings, Ltd..........   4,074,000   6,251,293
#*  Byd Co., Ltd. Class H..............................   1,329,300   6,300,763
#*  BYD Electronic International Co., Ltd..............   4,359,222   2,145,530
    C C Land Holdings, Ltd.............................   7,117,354   1,536,652
*   Carnival Group International Holdings, Ltd.........     554,000      28,839
    Carrianna Group Holdings Co., Ltd..................   1,014,877     257,970
    Cecep Costin New Materials Grp, Ltd................      25,000      13,726
#   Central China Real Estate, Ltd.....................   2,740,074     807,435
*   CGN Mining Co., Ltd................................   4,060,000     314,742
#   Changshouhua Food Co., Ltd.........................   1,248,000   1,491,954
#*  Chaoda Modern Agriculture Holdings, Ltd............   5,616,910     561,691
#   Chaowei Power Holdings, Ltd........................   2,596,000   1,329,179
*   Chigo Holding, Ltd.................................  15,862,000     386,204
#   Chiho-Tiande Group, Ltd............................     240,000     114,551
    China Aerospace International Holdings, Ltd........  10,672,600   1,086,577
#   China Agri-Industries Holdings, Ltd................  11,372,800   5,023,476
#   China All Access Holdings, Ltd.....................   2,798,000   1,256,626
*   China Animal Healthcare, Ltd.......................     135,000      73,152
    China Aoyuan Property Group, Ltd...................   6,146,000   1,219,607
    China Automation Group, Ltd........................   3,425,000     706,750
    China BlueChemical, Ltd............................   8,045,122   4,421,234
*   China Chengtong Development Group, Ltd.............   2,718,000      91,782
    China CITIC Bank Corp., Ltd. Class H...............  23,858,607  11,413,737
#   China Coal Energy Co., Ltd. Class H................  15,047,168   7,529,623

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
CHINA -- (Continued)
    China Communications Construction Co., Ltd.
      Class H........................................  15,615,387 $ 11,363,689
    China Communications Services Corp., Ltd. Class H   9,843,327    5,318,947
    China Construction Bank Corp. Class H............ 152,896,302  105,918,294
#*  China COSCO Holdings Co., Ltd. Class H...........  11,544,000    4,864,253
    China Datang Corp. Renewable Power Co., Ltd.
      Class H........................................   9,935,000    1,956,774
#   China Dongxiang Group Co.........................  12,911,888    2,512,187
*   China Dredging Environment Protection Holdings,
      Ltd............................................   1,452,000      520,220
#*  China Eastern Airlines Corp., Ltd. Class H.......   6,662,000    2,263,276
*   China Energine International Holdings, Ltd.......   6,260,000      638,210
    China Everbright International, Ltd..............   8,832,000   11,600,901
    China Everbright, Ltd............................   4,496,896    6,114,504
    China Fiber Optic Network System Group, Ltd......   2,154,000      502,128
#*  China Foods, Ltd.................................   4,068,000    1,442,602
    China Gas Holdings, Ltd..........................   5,958,000    8,347,357
*   China Glass Holdings, Ltd........................   4,404,000      458,262
*   China Green Holdings, Ltd........................   2,529,000      219,523
*   China Haidian Holdings, Ltd......................   8,246,000      793,944
*   China High Precision Automation Group, Ltd.......   1,360,000      213,710
#*  China High Speed Transmission Equipment Group
      Co., Ltd.......................................   6,094,007    3,687,384
#   China Hongqiao Group, Ltd........................   3,519,500    2,204,488
*   China Household Holdings, Ltd....................  10,050,000    1,317,828
*   China Huiyuan Juice Group, Ltd...................   3,217,000    1,835,138
    China International Marine Containers Group Co.,
      Ltd. Class H...................................     195,600      452,606
#   China ITS Holdings Co., Ltd......................   2,729,000      574,519
    China Lesso Group Holdings, Ltd..................   4,286,000    2,647,409
#   China Life Insurance Co., Ltd. ADR...............     313,416   12,768,568
    China Life Insurance Co., Ltd. Class H...........   4,667,000   12,702,941
    China Lilang, Ltd................................   1,872,000    1,123,715
    China Longyuan Power Group Corp. Class H.........   7,079,000    8,516,097
#   China Lumena New Materials Corp..................  15,382,000    2,709,293
    China Medical System Holdings, Ltd...............   2,886,800    3,320,676
    China Mengniu Dairy Co., Ltd.....................   2,574,000   11,806,392
    China Merchants Bank Co., Ltd. Class H...........  14,193,146   25,000,043
#   China Merchants Holdings International Co., Ltd..   3,810,866   13,017,128
*   China Merchants Land, Ltd........................     914,000      206,519
#*  China Metal Recycling Holdings, Ltd..............   1,955,133    1,187,363
#*  China Mining Resources Group, Ltd................  14,560,900      116,419
#   China Minsheng Banking Corp., Ltd. Class H.......  13,091,500   12,783,908
    China Mobile, Ltd................................     415,000    3,962,736
#   China Mobile, Ltd. Sponsored ADR.................   1,527,855   73,107,862
#*  China Modern Dairy Holdings, Ltd.................   5,582,000    2,592,552
    China Molybdenum Co., Ltd. Class H...............   4,585,000    1,924,594
    China National Building Material Co., Ltd.
      Class H........................................  12,186,000   11,700,002
#   China National Materials Co., Ltd................   5,688,000    1,096,061
#*  China New Town Development Co., Ltd..............   5,843,677      444,406
*   China Nickel Resources Holdings Co., Ltd.........   3,830,000      160,596
#   China Oil & Gas Group, Ltd.......................  18,160,000    3,080,775
#   China Oilfield Services, Ltd. Class H............   2,928,000    7,795,764
#   China Overseas Grand Oceans Group, Ltd...........   2,402,000    1,946,221
    China Overseas Land & Investment, Ltd............   7,618,033   20,449,435
    China Pacific Insurance Group Co., Ltd. Class H..   4,533,265   16,374,376
    China Petroleum & Chemical Corp. ADR.............     246,852   19,459,327
    China Petroleum & Chemical Corp. Class H.........  26,430,400   20,843,416

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   China Power International Development, Ltd.........  9,749,200 $ 3,279,475
#*  China Power New Energy Development Co., Ltd........ 21,140,000   2,090,259
#*  China Precious Metal Resources Holdings Co., Ltd... 11,803,682   1,734,099
*   China Properties Group, Ltd........................  2,449,000     594,892
    China Qinfa Group, Ltd.............................  2,670,000     195,887
#   China Railway Construction Corp., Ltd. Class H.....  7,230,187   6,059,755
#   China Railway Group, Ltd. Class H..................  9,348,000   4,131,343
*   China Rare Earth Holdings, Ltd.....................  7,016,000     953,874
    China Resources Cement Holdings, Ltd...............  7,800,946   5,323,817
    China Resources Enterprise, Ltd....................  4,296,000  12,779,898
    China Resources Gas Group, Ltd.....................  1,614,000   4,984,006
    China Resources Land, Ltd..........................  4,814,681  11,308,667
    China Resources Power Holdings Co., Ltd............  3,410,000   8,107,327
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 17,019,500   2,979,647
*   China Ruifeng Renewable Energy Holdings, Ltd.......    672,000     180,126
    China Sanjiang Fine Chemicals Co., Ltd.............  3,282,000   1,535,946
#   China SCE Property Holdings, Ltd...................  1,784,400     393,594
#   China Shanshui Cement Group, Ltd...................  9,594,645   3,162,503
    China Shenhua Energy Co., Ltd. Class H.............  7,006,500  17,983,862
#   China Shineway Pharmaceutical Group, Ltd...........  1,404,000   2,073,137
#*  China Shipping Container Lines Co., Ltd. Class H... 17,658,300   4,153,556
#*  China Shipping Development Co., Ltd. Class H.......  6,872,000   4,122,684
    China Singyes Solar Technologies Holdings, Ltd.....  1,689,800   1,920,378
#   China South City Holdings, Ltd..................... 10,122,711   5,201,820
    China Southern Airlines Co., Ltd. Class H..........  5,962,000   2,063,660
#   China Southern Airlines Co., Ltd. Sponsored ADR....     39,844     681,332
    China Starch Holdings, Ltd.........................  8,270,000     240,882
    China State Construction International Holdings,
      Ltd..............................................  3,105,520   5,644,886
*   China Sunshine Paper Holdings Co., Ltd.............    229,500      20,595
#   China Suntien Green Energy Corp., Ltd. Class H.....  5,447,000   2,368,325
#   China Taifeng Beddings Holdings, Ltd...............  1,662,000     339,466
*   China Taiping Insurance Holdings Co., Ltd..........  3,714,600   6,470,873
#   China Telecom Corp., Ltd. ADR......................    137,239   6,266,333
    China Telecom Corp., Ltd. Class H..................  8,024,000   3,656,075
#*  China Tian Lun Gas Holdings, Ltd...................    426,000     389,068
    China Tianyi Holdings, Ltd.........................  1,996,000     299,724
*   China Tontine Wines Group, Ltd.....................  3,962,000     170,217
*   China Traditional Chinese Medicine Co., Ltd........    738,000     301,910
    China Travel International Inv HK.................. 13,193,892   2,514,737
    China Unicom Hong Kong, Ltd........................  4,324,000   5,627,051
#   China Unicom Hong Kong, Ltd. ADR...................  1,065,141  13,889,439
*   China Vanadium Titano - Magnetite Mining Co., Ltd..  4,823,000     614,577
#   China Water Affairs Group, Ltd.....................  4,664,000   1,453,927
#*  China Water Industry Group, Ltd....................  1,232,000     256,965
*   China WindPower Group, Ltd......................... 19,845,909   1,916,396
#*  China Yurun Food Group, Ltd........................  7,544,000   4,440,723
*   China ZhengTong Auto Services Holdings, Ltd........  4,158,000   2,518,735
#*  China Zhongwang Holdings, Ltd......................  8,549,579   2,529,362
#*  Chinasoft International, Ltd.......................  4,892,000   1,457,266
*   ChinaVision Media Group, Ltd.......................  2,070,000      82,349
*   Chinese People Holdings Co., Ltd...................  6,552,000     174,149
*   Chongqing Iron & Steel Co., Ltd. Class H...........  2,590,000     365,056
    Chongqing Machinery & Electric Co., Ltd. Class H...  5,647,962     661,539

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
#   Chongqing Rural Commercial Bank Class H............ 10,297,000 $ 4,357,270
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  1,716,000     519,104
    CIMC Enric Holdings, Ltd...........................  1,608,000   2,583,890
*   Citic 21CN Co., Ltd................................  4,732,000   2,204,082
*   CITIC Dameng Holdings, Ltd.........................    935,000      68,626
#   CITIC Pacific, Ltd.................................  6,510,567   8,138,262
*   CITIC Resources Holdings, Ltd...................... 12,768,000   1,562,014
    CITIC Securities Co., Ltd. Class H.................  2,742,000   6,336,227
    Clear Media, Ltd...................................    173,000     159,129
*   CNNC International, Ltd............................    414,898     107,617
    CNOOC, Ltd......................................... 15,839,000  24,602,930
    CNOOC, Ltd. ADR....................................    187,051  28,811,466
*   Coastal Greenland, Ltd.............................  2,288,000     102,251
#*  Comba Telecom Systems Holdings, Ltd................  4,639,573   1,586,398
#*  Comtec Solar Systems Group, Ltd....................  2,770,000     503,079
#   Coolpad Group, Ltd.................................  7,196,000   3,875,699
    Cosco International Holdings, Ltd..................  1,328,000     529,864
    COSCO Pacific, Ltd.................................  7,918,989  10,163,324
*   Coslight Technology International Group, Ltd.......    436,000     273,412
    Country Garden Holdings Co., Ltd................... 14,674,182   7,980,390
#   CP Pokphand Co., Ltd............................... 10,301,658     979,416
#   CPMC Holdings, Ltd.................................  1,301,000   1,004,400
#   CSPC Pharmaceutical Group, Ltd.....................  3,620,000   3,024,700
#   CSR Corp., Ltd.....................................  5,535,324   4,033,598
    Da Ming International Holdings, Ltd................     34,000       7,081
*   DaChan Food Asia, Ltd..............................  1,513,087     181,535
#   Dah Chong Hong Holdings, Ltd.......................  3,823,000   2,244,688
#   Dalian Port PDA Co., Ltd. Class H..................  5,594,000   1,225,770
#   Daphne International Holdings, Ltd.................  5,018,000   2,553,230
    Datang International Power Generation Co., Ltd.
      Class H..........................................  7,458,000   2,985,897
    Dawnrays Pharmaceutical Holdings, Ltd..............  1,369,491     997,767
#*  DBA Telecommunication Asia Holdings, Ltd...........  1,020,000      99,979
#   Digital China Holdings, Ltd........................  3,588,000   3,508,518
#   Dongfang Electric Corp., Ltd. Class H..............  1,165,800   1,617,981
    Dongfeng Motor Group Co., Ltd. Class H.............  7,176,000  10,566,069
    Dongjiang Environmental Co., Ltd. Class H..........    136,599     428,984
    Dongyue Group, Ltd.................................  6,374,000   2,259,681
#*  Dynasty Fine Wines Group, Ltd......................  1,708,000      59,399
    Embry Holdings, Ltd................................    509,000     330,489
    ENN Energy Holdings, Ltd...........................  2,010,000  12,992,070
    EVA Precision Industrial Holdings, Ltd.............  5,516,516     686,376
#   Evergrande Real Estate Group, Ltd.................. 28,147,000  11,260,508
    Evergreen International Holdings, Ltd..............  1,091,000     183,318
*   Extrawell Pharmaceutical Holdings, Ltd.............  5,822,079     352,348
    Fantasia Holdings Group Co., Ltd...................  9,461,519   1,601,813
#   First Tractor Co., Ltd. Class H....................  2,154,000   1,412,953
#   Fosun International, Ltd...........................  6,676,285   7,160,913
    Franshion Properties China, Ltd.................... 16,256,976   5,201,420
*   FU JI Food and Catering Services Holdings, Ltd.....     19,500       3,822
    Fufeng Group, Ltd..................................  5,082,800   1,982,885
#*  GCL-Poly Energy Holdings, Ltd...................... 33,132,320  11,222,476
#   Geely Automobile Holdings, Ltd..................... 14,890,000   6,084,920
*   Global Bio-Chem Technology Group Co., Ltd.......... 10,533,600     734,381

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
*   Global Sweeteners Holdings, Ltd....................   1,750,699 $   106,728
#*  Glorious Property Holdings, Ltd....................  14,327,712   2,309,628
    Goldbond Group Holdings, Ltd.......................     650,000      34,571
#   Golden Eagle Retail Group, Ltd.....................   1,767,000   2,412,902
#   Golden Meditech Holdings, Ltd......................   7,474,194     673,967
    Goldlion Holdings, Ltd.............................     852,866     400,007
#   GOME Electrical Appliances Holding, Ltd............  56,205,660   9,669,490
    Good Friend International Holdings, Inc............     487,333     135,110
#   Goodbaby International Holdings, Ltd...............   2,083,000   1,042,902
#   Great Wall Motor Co., Ltd. Class H.................   1,421,250   6,761,768
*   Great Wall Technology Co., Ltd. Class H............   1,982,000     777,135
#   Greatview Aseptic Packaging Co., Ltd...............   1,361,000     750,368
    Greenland Hong Kong Holdings, Ltd..................   1,112,275     614,696
#   Greentown China Holdings, Ltd......................   3,173,500   4,506,257
#   Guangdong Investment, Ltd..........................   6,610,000   6,097,358
    Guangdong Land Holdings, Ltd.......................   2,823,361     537,100
    Guangshen Railway Co., Ltd. Class H................   4,042,000   1,760,010
    Guangshen Railway Co., Ltd. Sponsored ADR..........      69,174   1,459,571
#   Guangzhou Automobile Group Co., Ltd. Class H.......   8,373,480   8,384,471
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.....................................     504,000   1,635,663
    Guangzhou R&F Properties Co., Ltd..................   3,647,932   4,858,713
#   Guangzhou Shipyard International Co., Ltd. Class H.     856,000   1,833,560
#   Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................   2,305,000     696,677
    Haier Electronics Group Co., Ltd...................   1,658,000   4,767,264
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................     596,000     529,038
#   Haitian International Holdings, Ltd................   1,424,000   3,101,065
#*  Hanergy Solar Group, Ltd...........................  48,496,000   6,899,796
#   Harbin Electric Co., Ltd. Class H..................   4,400,587   2,448,558
    Henderson Investment, Ltd..........................     377,000      30,088
*   Heng Tai Consumables Group, Ltd....................  18,666,383     398,979
    Hengan International Group Co., Ltd................     922,622   9,960,592
#   Hengdeli Holdings, Ltd.............................   9,488,800   1,993,478
#*  Hi Sun Technology China, Ltd.......................   4,122,000   1,059,785
#*  Hidili Industry International Development, Ltd.....   5,587,000     707,314
#   Hilong Holding, Ltd................................   2,066,000   1,572,971
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H   1,186,000   1,976,689
*   HKC Holdings, Ltd..................................  18,068,210     575,870
#   Honghua Group, Ltd.................................   5,332,000   1,504,027
    Hopefluent Group Holdings, Ltd.....................     281,973     108,694
#   Hopewell Highway Infrastructure, Ltd...............   3,762,528   1,757,822
#*  Hopson Development Holdings, Ltd...................   3,258,000   3,040,525
#   Hua Han Bio-Pharmaceutical Holdings, Ltd...........  10,433,135   2,432,898
*   Hua Lien International Holding Co., Ltd............     558,000      28,161
#   Huabao International Holdings, Ltd.................  10,146,986   5,164,030
#   Huadian Power International Corp., Ltd. Class H....   4,422,000   1,834,882
    Huaneng Power International, Inc. Class H..........     990,000     925,600
#   Huaneng Power International, Inc. Sponsored ADR....     106,517   3,902,783
    Huaneng Renewables Corp., Ltd. Class H.............   8,702,000   3,648,942
*   Huili Resources Group, Ltd.........................     846,000     174,348
#*  Hunan Nonferrous Metal Corp., Ltd. Class H.........   8,312,000   2,596,204
*   Huscoke Resources Holdings, Ltd....................   1,487,800      13,511
    Hutchison Harbour Ring, Ltd........................   1,932,000     156,210
    Industrial & Commercial Bank of China, Ltd. Class H 145,611,725  89,964,932

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Inspur International, Ltd..........................  2,180,000 $   443,765
*   Interchina Holdings Co............................. 17,127,500   1,091,575
#   Intime Retail Group Co., Ltd.......................  4,260,500   4,278,152
    Jiangsu Expressway Co., Ltd. Class H...............  3,082,000   3,889,107
#   Jiangxi Copper Co., Ltd. Class H...................  4,924,000   8,862,719
*   Jinchuan Group International Resources Co., Ltd....  1,394,000     149,922
    Jingwei Textile Machinery Class H..................  1,000,000     781,834
    Ju Teng International Holdings, Ltd................  4,202,090   2,785,488
    Jutal Offshore Oil Services, Ltd...................    958,000     195,182
*   Kai Yuan Holdings, Ltd............................. 16,790,000     384,997
*   Kaisa Group Holdings, Ltd..........................  9,613,684   2,853,038
*   Kasen International Holdings, Ltd..................    258,000      45,831
    Kingboard Chemical Holdings, Ltd...................  3,531,166   7,900,782
    Kingboard Laminates Holdings, Ltd..................  4,742,984   1,766,651
#*  Kingdee International Software Group Co., Ltd......  7,411,600   2,773,653
#   Kingsoft Corp., Ltd................................  2,757,000   8,978,663
#   Kunlun Energy Co., Ltd.............................  5,688,000   9,418,784
    KWG Property Holding, Ltd..........................  6,613,144   3,455,157
#   Labixiaoxin Snacks Group, Ltd......................  1,272,000     819,527
    Lai Fung Holdings, Ltd............................. 24,807,000     618,609
    Le Saunda Holdings, Ltd............................  1,134,000     546,336
    Lee & Man Chemical Co., Ltd........................    821,339     378,366
    Lee & Man Paper Manufacturing, Ltd.................  7,007,200   4,682,909
#   Lenovo Group, Ltd..................................  7,772,000  10,023,514
*   Leoch International Technology, Ltd................    907,000      85,249
#*  Li Ning Co., Ltd...................................  5,147,000   4,121,297
#   Lianhua Supermarket Holdings Co., Ltd. Class H.....  2,030,200   1,184,331
#   Lijun International Pharmaceutical Holding Co.,
      Ltd..............................................  7,206,000   2,353,108
#   Lingbao Gold Co., Ltd. Class H.....................  1,494,000     267,927
*   LK Technology Holdings, Ltd........................    712,500      88,770
    Longfor Properties Co., Ltd........................  3,160,500   4,364,206
*   Lonking Holdings, Ltd.............................. 11,388,000   2,285,516
*   Loudong General Nice Resources China Holdings, Ltd.  5,239,309     342,998
*   Maanshan Iron & Steel Class H......................  9,168,000   2,229,837
*   Madex International Holdings, Ltd..................  3,020,000      48,595
#   Magic Holdings International, Ltd..................  1,556,000   1,240,433
#   Maoye International Holdings, Ltd..................  6,702,000   1,016,829
#*  Metallurgical Corp. of China, Ltd. Class H......... 11,645,000   2,055,143
#   Microport Scientific Corp..........................  1,233,000     795,764
#   MIE Holdings Corp..................................  4,600,000     813,713
    MIN XIN Holdings, Ltd..............................    596,000     309,582
#*  Mingfa Group International Co., Ltd................  4,555,000   1,194,883
*   Mingyuan Medicare Development Co., Ltd.............  4,480,000      92,509
#   Minmetals Land, Ltd................................  6,023,644     738,077
    Minth Group, Ltd...................................  2,171,000   4,260,764
#*  MMG, Ltd...........................................  8,380,000   1,724,022
*   Nan Hai Corp., Ltd................................. 61,300,000     457,614
    Nanjing Panda Electronics Co., Ltd. Class H........    814,000     396,899
    Nature Flooring Holding Co., Ltd...................    654,000     106,079
#   NetDragon Websoft, Inc.............................    334,456     676,796
*   New China Life Insurance Co., Ltd. Class H.........  1,287,000   3,821,361
#   New World China Land, Ltd.......................... 10,199,700   5,372,553
    New World Department Store China, Ltd..............  2,112,538   1,072,601

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
*   Newton Resources, Ltd..............................    494,000 $    45,446
#   Nine Dragons Paper Holdings, Ltd...................  8,532,000   7,309,043
*   North Mining Shares Co., Ltd....................... 10,450,000     438,009
    NVC Lighting Holdings, Ltd.........................  6,878,000   1,785,293
    O-Net Communications Group, Ltd....................  1,503,000     468,729
    Overseas Chinese Town Asia Holdings, Ltd...........    357,817     142,427
#   Pacific Online, Ltd................................    748,195     498,684
#   Parkson Retail Group, Ltd..........................  6,017,000   1,830,986
*   PAX Global Technology, Ltd.........................    577,000     276,515
    Peak Sport Products Co., Ltd.......................  3,192,000     843,064
*   PetroAsian Energy Holdings, Ltd....................  6,124,000     100,418
#   PetroChina Co., Ltd. ADR...........................    229,733  22,033,692
    PetroChina Co., Ltd. Class H....................... 18,320,000  17,660,598
#   Phoenix Satellite Television Holdings, Ltd.........  3,080,000   1,123,619
    PICC Property & Casualty Co., Ltd. Class H.........  5,208,360   7,049,154
    Ping An Insurance Group Co. of China, Ltd. Class H.  2,339,000  18,888,372
#   Poly Property Group Co., Ltd....................... 11,116,068   5,297,812
    Ports Design, Ltd..................................  1,736,000   1,253,116
*   Pou Sheng International Holdings, Ltd..............  3,881,609     175,390
#   Powerlong Real Estate Holdings, Ltd................  5,280,715   1,011,414
    Prince Frog International Holdings, Ltd............  1,873,000     601,385
*   Prosperity International Holdings HK, Ltd..........  4,900,000     179,105
    Qingling Motors Co., Ltd. Class H..................  1,688,000     468,538
    Qunxing Paper Holdings Co., Ltd....................    854,211     222,030
*   Real Gold Mining, Ltd..............................    640,000      21,680
    Real Nutriceutical Group, Ltd......................  4,279,000     917,225
    Regent Manner International Holdings, Ltd..........  2,926,000     472,658
*   Renhe Commercial Holdings Co., Ltd................. 55,103,077   2,706,047
#   REXLot Holdings, Ltd............................... 41,293,724   6,496,680
*   Richly Field China Development, Ltd................  3,410,000      65,883
    Road King Infrastructure, Ltd......................  1,092,000     999,378
    Royale Furniture Holdings, Ltd.....................  1,278,750      55,278
    Samson Holding, Ltd................................  4,377,000     631,975
    Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................  4,530,500   1,179,177
    Sateri Holdings, Ltd...............................     23,000       4,279
#*  Semiconductor Manufacturing International Corp..... 88,127,955   8,931,086
#*  Semiconductor Manufacturing International Corp. ADR    170,083     836,808
    Shandong Chenming Paper Holdings, Ltd. Class H.....  1,952,022     822,458
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H..........................................  1,181,728     373,097
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................  3,088,000   3,639,864
#   Shanghai Electric Group Co., Ltd. Class H..........  9,474,000   3,025,304
#   Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................    618,000   1,905,732
    Shanghai Industrial Holdings, Ltd..................  2,318,000   7,724,098
#*  Shanghai Industrial Urban Development Group, Ltd...  8,157,025   1,769,833
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................  6,756,000   2,065,207
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H.  1,592,600   3,932,325
    Shanghai Prime Machinery Co., Ltd. Class H.........  1,820,000     250,500
*   Shanghai Zendai Property, Ltd......................  6,120,000     101,596
    Shengli Oil & Gas Pipe Holdings, Ltd...............  4,210,500     235,439
#   Shenguan Holdings Group, Ltd.......................  3,420,000   1,508,080
    Shenzhen Expressway Co., Ltd. Class H..............  3,044,000   1,348,280
    Shenzhen International Holdings, Ltd............... 44,621,949   5,736,861
    Shenzhen Investment, Ltd........................... 14,728,455   5,254,075

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Shenzhou International Group Holdings, Ltd.........    931,000 $ 3,186,986
    Shimao Property Holdings, Ltd......................  5,344,683  11,660,289
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................. 24,674,100   1,220,157
#   Shougang Fushan Resources Group, Ltd............... 17,696,461   4,833,095
    Shui On Land, Ltd.................................. 19,543,776   6,227,567
*   Shunfeng Photovoltaic International, Ltd...........    884,000     697,117
    Sichuan Expressway Co., Ltd. Class H...............  3,662,000   1,007,494
    Sihuan Pharmaceutical Holdings Group, Ltd..........  6,967,000   7,469,376
*   Sijia Group Co.....................................    893,399      29,574
    Silver Grant International.........................  4,466,000     578,338
*   SIM Technology Group, Ltd..........................  5,367,000     258,445
    Sino Biopharmaceutical.............................  7,495,999   6,308,156
*   Sino Dragon New Energy Holdings, Ltd...............  2,728,000      95,532
*   Sino Oil And Gas Holdings, Ltd..................... 53,867,234   1,387,957
#   Sino-Ocean Land Holdings, Ltd...................... 15,782,220   8,520,768
#   Sinofert Holdings, Ltd............................. 11,546,673   1,695,972
*   Sinolink Worldwide Holdings, Ltd...................  3,813,492     358,141
    SinoMedia Holding, Ltd.............................  1,052,258     726,485
#   Sinopec Kantons Holdings, Ltd......................  3,422,000   3,984,219
    Sinopec Shanghai Petrochemical Co., Ltd. Class H...  4,443,000   1,252,381
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................     39,923   1,113,439
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...  5,204,999     953,361
    Sinopharm Group Co., Ltd. Class H..................  2,169,600   6,090,626
#*  Sinopoly Battery, Ltd.............................. 18,880,000     800,692
    Sinotrans Shipping, Ltd............................  7,393,500   2,417,911
    Sinotrans, Ltd. Class H............................  7,912,000   3,264,938
    Sinotruk Hong Kong, Ltd............................  3,626,000   1,856,764
#   SITC International Holdings Co., Ltd...............  1,649,000     725,891
    Skyworth Digital Holdings, Ltd.....................  9,865,839   5,395,162
*   SMI Corp., Ltd.....................................  9,644,000     323,224
#   SOHO China, Ltd....................................  8,469,339   6,740,350
*   Solargiga Energy Holdings, Ltd.....................  9,232,000     463,715
*   Sparkle Roll Group, Ltd............................  6,520,000     519,775
    Springland International Holdings, Ltd.............    954,000     441,281
    SPT Energy Group, Inc..............................    508,000     348,854
*   SRE Group, Ltd..................................... 14,737,714     444,992
#   Sun Art Retail Group, Ltd..........................  2,977,500   3,898,354
#   Sunac China Holdings, Ltd..........................  7,895,000   4,730,634
    Sunny Optical Technology Group Co., Ltd............  2,515,000   2,049,465
*   Superb Summit International Group, Ltd.............  1,350,000     113,149
    TCC International Holdings, Ltd....................  5,291,997   2,644,830
*   TCL Communication Technology Holdings, Ltd.........  2,429,100   2,613,186
    TCL Multimedia Technology Holdings, Ltd............  2,687,200   1,245,306
*   Tech Pro Technology Development, Ltd...............  2,962,000   1,442,967
    Tencent Holdings, Ltd..............................    970,900  68,007,057
    Tenfu Cayman Holdings Co Ltd.......................     37,000      19,317
#   Texhong Textile Group, Ltd.........................  1,351,500   1,508,980
    Tian An China Investment...........................    896,357     784,586
    Tian Shan Development Holding, Ltd.................  1,238,000     430,609
#   Tiangong International Co., Ltd....................  6,274,056   1,694,726
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,310,000     596,640
#*  Tianjin Development Hldgs, Ltd.....................  1,873,800   1,168,973
    Tianjin Jinran Public Utilities Co., Ltd. Class H..  1,270,000     305,181

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Tianjin Port Development Holdings, Ltd.............  9,809,200 $ 1,411,544
#   Tianneng Power International, Ltd..................  3,437,952   1,523,199
    Tibet 5100 Water Resources Holdings, Ltd...........    727,000     315,929
    Tingyi Cayman Islands Holding Corp.................  2,444,000   6,323,227
    Tomson Group, Ltd..................................  1,005,277     291,629
#   Tong Ren Tang Technologies Co., Ltd. Class H.......    893,000   3,057,318
*   Tonly Electronics Holdings, Ltd....................    268,720     212,606
    Towngas China Co., Ltd.............................  3,828,000   4,459,748
    TPV Technology, Ltd................................  3,716,578     769,895
    Travelsky Technology, Ltd. Class H.................  3,595,938   3,785,926
#   Trigiant Group, Ltd................................  1,524,000     432,631
*   Trony Solar Holdings Co., Ltd......................  2,133,000      32,419
#   Truly International Holdings.......................  4,955,000   2,728,877
    Tsingtao Brewery Co., Ltd. Class H.................    530,000   3,883,960
#   Uni-President China Holdings, Ltd..................  2,471,090   2,238,607
#*  United Energy Group, Ltd...........................  8,091,550   1,207,271
#*  VODone, Ltd........................................ 16,894,600   3,149,553
    Wanguo International Mining Group, Ltd.............     26,000      12,742
    Want Want China Holdings, Ltd......................  7,429,000  10,002,700
    Wasion Group Holdings, Ltd.........................  2,504,000   1,510,324
    Weichai Power Co., Ltd. Class H....................  1,500,280   5,700,984
    Weiqiao Textile Co. Class H........................  2,338,500   1,257,114
    Welling Holding, Ltd...............................  4,766,000   1,487,347
    West China Cement, Ltd............................. 13,020,000   1,525,138
*   Winsway Coking Coal Holdings, Ltd..................  7,399,000     395,495
    World Wide Touch Technology Holdings, Ltd..........  4,292,000     269,209
    Wumart Stores, Inc. Class H........................  1,135,000   1,452,035
    Xiamen International Port Co., Ltd. Class H........  5,097,338     671,873
    Xiao Nan Guo Restaurants Holdings, Ltd.............    186,000      32,808
    Xingda International Holdings, Ltd.................  4,711,000   2,567,691
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................    786,000     444,620
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................  2,238,200   2,381,261
#*  Xinjiang Xinxin Mining Industry Co., Ltd. Class H..  3,677,000     540,884
#   Xiwang Property Holdings Co., Ltd..................  1,750,005     153,523
    Xiwang Special Steel Co., Ltd......................    379,000      46,143
#   XTEP International Holdings........................  3,155,500   1,586,034
#*  Yanchang Petroleum International, Ltd.............. 18,410,000   1,007,129
    Yantai North Andre Juice Co. Class H...............    134,500      37,884
#   Yanzhou Coal Mining Co., Ltd. Class H..............  5,856,000   4,384,391
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    210,602   1,566,879
    Yingde Gases Group Co., Ltd........................  3,148,500   2,761,028
    Yip's Chemical Holdings, Ltd.......................  1,318,000   1,076,123
    Youyuan International Holdings, Ltd................    941,600     258,417
    Yuanda China Holdings, Ltd.........................  2,924,000     230,043
    Yuexiu Property Co., Ltd........................... 27,578,800   5,636,035
    Yuexiu Transport Infrastructure, Ltd...............  2,753,415   1,361,660
    Yuzhou Properties Co...............................  4,513,800     987,054
    Zall Development Group, Ltd........................  1,726,000     512,583
#   Zhaojin Mining Industry Co., Ltd...................  3,514,666   2,050,805
    Zhejiang Expressway Co., Ltd. Class H..............  5,196,000   4,664,114
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    512,400     303,903
#*  Zhong An Real Estate, Ltd..........................  2,355,444     402,523
#   Zhongsheng Group Holdings, Ltd.....................  1,896,000   2,796,550

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE++
                                                     ---------- --------------
CHINA -- (Continued)
#   Zhuzhou CSR Times Electric Co., Ltd. Class H....  1,175,250 $    3,631,571
#   Zijin Mining Group Co., Ltd. Class H............ 16,988,000      3,608,551
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd......................................  5,703,800      4,646,906
#*  ZTE Corp. Class H...............................  1,801,460      3,735,964
                                                                --------------
TOTAL CHINA.........................................             1,876,737,682
                                                                --------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA..............................    702,325      9,232,294
    Banco de Bogota SA..............................     37,337      1,229,796
    Bancolombia SA..................................    420,003      4,583,537
#   Bancolombia SA Sponsored ADR....................    262,897     11,551,694
    Cementos Argos SA...............................  1,075,939      4,445,886
*   Cemex Latam Holdings SA.........................     11,483         76,898
    Constructora Conconcreto SA.....................     19,345         12,883
    Ecopetrol SA....................................    770,650      1,345,629
#   Ecopetrol SA Sponsored ADR......................    420,832     14,417,704
    Empresa de Energia de Bogota SA ESP.............  2,641,357      1,749,178
    Empresa de Telecomunicaciones de Bogota.........    290,173         57,576
*   Fabricato SA....................................  9,525,507         67,806
    Grupo Aval Acciones y Valores...................    788,286        447,729
    Grupo de Inversiones Suramericana SA............     10,000        152,287
    Grupo Nutresa SA................................     63,695        745,664
    Grupo Odinsa SA.................................     10,339         41,004
    Interconexion Electrica SA ESP..................  1,209,784      4,452,843
    Isagen SA ESP...................................  3,362,541      4,903,888
    Mineros SA......................................     17,511         27,318
                                                                --------------
TOTAL COLOMBIA......................................                59,541,614
                                                                --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S.........................................    448,606     11,339,657
    Fortuna Entertainment Group NV..................     33,276        217,192
    Komercni Banka A.S..............................     68,876     14,941,584
    Pegas Nonwovens SA..............................     52,101      1,532,277
    Philip Morris CR A.S............................      1,545        825,723
    Telefonica Czech Republic A.S...................    430,087      6,244,342
*   Unipetrol A.S...................................    201,723      1,514,944
                                                                --------------
TOTAL CZECH REPUBLIC................................                36,615,719
                                                                --------------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E. GDR..    884,080      3,907,980
*   Egyptian Financial Group-Hermes Holding GDR.....     13,261         41,812
*   Global Telecom Holding GDR......................  1,073,593      3,558,437
                                                                --------------
TOTAL EGYPT.........................................                 7,508,229
                                                                --------------
GREECE -- (0.4%)
*   Aegean Airlines SA..............................      1,971         19,159
*   Alpha Bank AE...................................  2,304,703      2,090,609
*   Astir Palace Hotel SA...........................     41,272        201,491
    Athens Water Supply & Sewage Co. SA (The).......     18,695        191,893
*   Corinth Pipeworks SA............................     18,547         45,014
*   Elval - Hellenic Aluminium Industry SA..........      3,461          8,297
*   Folli Follie SA.................................    154,572      4,662,029

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
GREECE -- (Continued)
*   Fourlis Holdings SA................................    28,694 $   156,838
*   Frigoglass SA......................................     2,035      12,086
*   GEK Terna Holding Real Estate Construction SA......    11,539      52,022
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................   102,450   1,009,267
    Hellenic Petroleum SA..............................   400,285   3,882,640
*   Hellenic Telecommunications Organization SA........   722,513  10,562,399
*   Intracom Holdings SA...............................    49,089      41,135
    Intralot SA-Integrated Lottery Systems & Services..    92,786     244,789
*   JUMBO SA...........................................   382,473   6,503,764
    Metka SA...........................................    23,714     378,184
    Motor Oil Hellas Corinth Refineries SA.............    58,473     674,189
*   National Bank of Greece SA.........................   122,934     544,252
#   National Bank of Greece SA ADR.....................   797,946   3,566,819
    OPAP SA............................................   329,765   4,264,380
*   Piraeus Bank SA....................................   699,518   1,649,415
    Piraeus Port Authority.............................     1,861      43,971
    Public Power Corp. SA..............................   515,755   6,909,254
    Sarantis SA........................................     2,487      22,330
*   Sidenor Steel Products Manufacturing Co. SA........     5,430      11,782
    Terna Energy SA....................................    30,172     169,243
    Thessaloniki Water Supply & Sewage Co. SA..........     3,856      24,790
*   Titan Cement Co. SA................................   260,898   7,010,752
                                                                  -----------
TOTAL GREECE...........................................            54,952,793
                                                                  -----------
HUNGARY -- (0.3%)
*   CIG Pannonia Life Insurance P.L.C. Class A.........     5,747       6,186
*   Danubius Hotel and SpA P.L.C.......................     6,208     155,516
*   FHB Mortgage Bank P.L.C............................    72,566     206,731
    Magyar Telekom Telecommunications P.L.C............ 1,823,002   2,441,055
#   Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR..............................................    36,206     236,063
    MOL Hungarian Oil and Gas P.L.C....................   108,369   6,632,444
    OTP Bank P.L.C..................................... 1,067,617  19,540,543
*   PannErgy...........................................    73,661     106,865
    Richter Gedeon Nyrt................................   393,615   7,956,328
                                                                  -----------
TOTAL HUNGARY..........................................            37,281,731
                                                                  -----------
INDIA -- (6.5%)
*   3M India, Ltd......................................     3,252     187,694
    Aban Offshore, Ltd.................................   129,677     930,850
    ABB India, Ltd.....................................   139,711   1,308,719
*   ABG Shipyard, Ltd..................................    93,712     442,040
    ACC, Ltd...........................................   237,681   3,850,531
    Adani Enterprises, Ltd.............................   848,716   3,236,649
    Adani Ports and Special Economic Zone, Ltd......... 1,543,518   3,594,994
*   Adani Power, Ltd................................... 3,327,730   1,743,504
    Aditya Birla Nuvo, Ltd.............................   204,422   3,596,578
*   Advanta Ltd........................................    60,475      97,310
    Agro Tech Foods, Ltd...............................    32,423     257,858
    AIA Engineering, Ltd...............................    53,086     436,753
    Ajanta Pharma, Ltd.................................    60,516     907,088
    Ajmera Realty & Infra India, Ltd...................     3,091       2,571
    Akzo Nobel India, Ltd..............................    32,864     407,951

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Alembic Pharmaceuticals, Ltd.......................   336,138 $ 1,186,982
    Allahabad Bank.....................................   703,718     896,931
    Allcargo Logistics, Ltd............................     4,494       9,212
    Alok Industries, Ltd............................... 5,583,532     618,378
    Alstom India, Ltd..................................    89,245     453,846
    Amara Raja Batteries, Ltd..........................   261,031   1,386,121
    Ambuja Cements, Ltd................................ 2,985,655   7,627,002
    Amtek Auto, Ltd....................................   414,749     428,424
    Amtek India, Ltd...................................    45,529      40,878
*   Anant Raj, Ltd.....................................   942,384     761,784
    Andhra Bank........................................   800,327     735,304
*   Andhra Pradesh Paper Mills.........................    13,196      50,348
    Apollo Hospitals Enterprise, Ltd...................   277,636   4,190,596
    Apollo Tyres, Ltd.................................. 1,601,010   2,890,939
    Arvind, Ltd........................................ 1,335,767   3,167,891
*   Asahi India Glass, Ltd.............................    99,585      67,057
    Ashok Leyland, Ltd................................. 7,695,955   2,026,953
    Asian Hotels East, Ltd.............................     2,605       5,378
    Asian Paints, Ltd..................................   560,209   4,225,566
    Atul, Ltd..........................................     2,501      16,301
    Aurobindo Pharma, Ltd..............................   686,000   5,158,401
    Automotive Axles, Ltd..............................     5,791      27,364
    Axis Bank, Ltd.....................................   897,752  16,097,564
    Bajaj Auto, Ltd....................................   179,797   5,472,083
    Bajaj Corp., Ltd...................................    63,498     214,303
    Bajaj Electricals, Ltd.............................   208,168     695,615
    Bajaj Finance, Ltd.................................    28,762     705,731
    Bajaj Finserv, Ltd.................................   199,581   2,163,418
    Bajaj Hindusthan, Ltd.............................. 1,058,501     206,617
    Bajaj Holdings and Investment, Ltd.................   119,916   1,758,106
    Balkrishna Industries, Ltd.........................    28,800     149,901
    Ballarpur Industries, Ltd..........................   987,559     187,752
    Balmer Lawrie & Co., Ltd...........................    34,281     164,690
    Balrampur Chini Mills, Ltd.........................   806,959     479,734
    Bank of Baroda.....................................   410,912   3,611,674
    Bank of India......................................   699,710   2,142,727
    Bank Of Maharashtra................................   479,162     266,387
    Bannari Amman Sugars, Ltd..........................     3,050      35,331
    BASF India, Ltd....................................    32,250     301,196
    Bata India, Ltd....................................    51,094     774,861
    BEML, Ltd..........................................    51,423     156,094
    Berger Paints India, Ltd...........................   450,282   1,466,910
    BGR Energy Systems, Ltd............................    98,529     165,093
    Bharat Electronics, Ltd............................    57,139     845,242
    Bharat Forge, Ltd..................................   611,552   3,413,805
    Bharat Heavy Electricals, Ltd...................... 2,315,869   6,362,324
    Bharat Petroleum Corp., Ltd........................   709,990   4,110,208
    Bharti Airtel, Ltd................................. 1,792,152   8,994,288
    Bhushan Steel, Ltd.................................   323,573   2,405,413
    Biocon, Ltd........................................   359,085   2,500,004
    Birla Corp., Ltd...................................    48,901     185,269
    Blue Dart Express, Ltd.............................    10,275     540,529
    Blue Star, Ltd.....................................    97,482     214,613

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd.............   603,743 $  540,646
*   Bombay Rayon Fashions, Ltd.........................    14,294     42,300
    Bosch, Ltd.........................................    17,526  2,532,380
    Brigade Enterprises, Ltd...........................    20,588     19,443
    Britannia Industries, Ltd..........................   149,197  2,105,207
    Cadila Healthcare, Ltd.............................   147,940  1,930,171
    Cairn India, Ltd................................... 1,621,305  8,372,168
    Canara Bank........................................   487,383  1,725,700
    Capital First, Ltd.................................    73,894    152,588
    Carborundum Universal, Ltd.........................   136,424    300,523
    Central Bank Of India.............................. 1,200,049    876,593
    Century Plyboards India, Ltd.......................    85,287     32,826
    Century Textiles & Industries, Ltd.................   247,409  1,169,473
    CESC, Ltd..........................................   403,869  2,843,902
    Chambal Fertilizers & Chemicals, Ltd...............   758,243    466,661
*   Chennai Petroleum Corp., Ltd.......................   129,610    134,189
    Cholamandalam Investment and Finance Co., Ltd......    56,126    220,566
    Cipla, Ltd......................................... 1,322,265  8,658,749
    City Union Bank, Ltd............................... 1,034,709    809,999
    Clariant Chemicals India, Ltd......................    33,791    327,560
    Claris Lifesciences, Ltd...........................     2,650      7,627
    CMC, Ltd...........................................    28,513    640,980
    Colgate-Palmolive India, Ltd.......................    88,176  1,837,399
    Container Corp. Of India...........................   200,268  2,334,122
*   Core Education & Technologies, Ltd.................    52,940     15,455
    Coromandel International, Ltd......................   303,157    967,799
    Corp. Bank.........................................   181,716    718,141
    Cox & Kings, Ltd...................................   131,721    292,479
    Crompton Greaves, Ltd.............................. 1,786,062  3,289,425
    Cummins India, Ltd.................................   224,115  1,569,597
    Dabur India, Ltd...................................   799,230  2,201,543
    Dalmia Bharat, Ltd.................................    31,411     85,335
    DB Corp., Ltd......................................    44,890    228,472
*   DB Realty, Ltd.....................................   520,959    438,695
*   DCB Bank, Ltd...................................... 1,228,069    996,314
    DCM Shriram Consolidated...........................   112,921     99,849
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   115,148    200,002
    Delta Corp., Ltd...................................   741,177  1,206,356
*   DEN Networks, Ltd..................................   234,386    564,652
    Dena Bank..........................................   234,217    201,421
    Dewan Housing Finance Corp., Ltd...................   108,094    366,258
*   Dish TV India, Ltd................................. 1,829,109  1,397,809
    Divi's Laboratories, Ltd...........................   158,842  3,332,249
    DLF, Ltd........................................... 2,041,175  4,484,702
    Dr Reddy's Laboratories, Ltd.......................   127,542  5,304,769
#   Dr Reddy's Laboratories, Ltd. ADR..................   175,242  7,311,096
    Dredging Corp. Of India, Ltd.......................    21,104     75,864
    eClerx Services, Ltd...............................    25,913    501,246
    Edelweiss Financial Services, Ltd..................   357,029    156,575
*   Educomp Solutions, Ltd.............................   248,783     93,876
    Eicher Motors, Ltd.................................    29,506  2,196,482
    EID Parry India, Ltd...............................   205,741    411,509
    EIH, Ltd...........................................   412,222    371,221

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
*   Elder Pharmaceuticals, Ltd.........................    35,847 $  112,798
    Electrosteel Castings, Ltd.........................   179,918     37,475
*   Electrosteel Steels, Ltd...........................    48,436      3,051
    Elgi Equipments, Ltd...............................    52,370     73,773
    Emami, Ltd.........................................   136,814    991,494
    Engineers India, Ltd...............................   312,545    725,637
    Entertainment Network India, Ltd...................    42,882    233,676
*   Era Infra Engineering, Ltd.........................   368,450     84,129
    Eros International Media, Ltd......................   154,905    362,136
    Escorts, Ltd.......................................   393,253    780,031
    Ess Dee Aluminium, Ltd.............................   117,801  1,210,728
*   Essar Oil, Ltd..................................... 1,640,928  1,174,686
    Essar Ports, Ltd...................................   201,111    177,620
*   Essar Shipping, Ltd................................    67,656     18,387
    Essel Propack, Ltd.................................    79,134     64,563
    Exide Industries, Ltd.............................. 1,017,404  1,641,294
    FAG Bearings India, Ltd............................    15,456    384,034
    FDC, Ltd...........................................   275,096    535,330
    Federal Bank, Ltd.................................. 3,547,580  4,485,350
*   Federal-Mogul Goetze India, Ltd....................    18,608     55,814
    Financial Technologies India, Ltd..................   153,462    662,877
    Finolex Cables, Ltd................................   284,456    384,686
    Finolex Industries, Ltd............................   221,985    546,768
*   Firstsource Solutions, Ltd.........................   308,448    120,594
*   Fortis Healthcare, Ltd.............................   604,282    971,068
*   Future Consumer Enterprise, Ltd....................   103,296      8,603
*   Future Lifestyle Fashions, Ltd.....................     6,032      6,097
    Future Retail, Ltd.................................     8,100     10,649
    GAIL India, Ltd.................................... 1,288,652  7,409,396
*   Gammon India, Ltd..................................   141,648     29,391
*   Gammon Infrastructure Projects, Ltd................   214,559     24,347
    Gateway Distriparks, Ltd...........................   225,295    450,665
    Gillette India, Ltd................................    12,070    395,637
*   Gitanjali Gems, Ltd................................   286,011    286,598
    GlaxoSmithKline Consumer Healthcare, Ltd...........     9,776    666,977
    GlaxoSmithKline Pharmaceuticals, Ltd...............    16,006    761,204
    Glenmark Pharmaceuticals, Ltd......................   216,712  1,931,997
    GMR Infrastructure, Ltd............................ 5,748,041  1,857,290
    Godfrey Phillips India, Ltd........................     5,046    204,169
    Godrej Consumer Products, Ltd......................   207,232  2,493,052
    Godrej Industries, Ltd.............................   355,326  1,541,144
    Godrej Properties, Ltd.............................   114,666    296,588
*   Gokul Refoils & Solvent, Ltd.......................    36,066      9,075
    Graphite India, Ltd................................   130,506    143,931
    Grasim Industries, Ltd.............................    28,007  1,144,274
    Gravita India, Ltd.................................    11,016      9,223
    Great Eastern Shipping Co., Ltd. (The).............   259,490  1,208,312
    Greaves Cotton, Ltd................................   286,743    280,297
    Grindwell Norton, Ltd..............................    11,963     46,305
    Gruh Finance, Ltd..................................    62,690    261,620
*   GTL Infrastructure, Ltd............................ 1,083,313     27,542
    Gujarat Alkalies & Chemicals, Ltd..................   146,186    465,607
    Gujarat Fluorochemicals, Ltd.......................    76,058    286,494

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Gujarat Gas Co., Ltd...............................    28,606 $   110,412
    Gujarat Industries Power Co., Ltd..................    54,408      47,572
    Gujarat Mineral Development Corp., Ltd.............   327,259     590,530
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   222,750     256,042
*   Gujarat NRE Coke, Ltd.............................. 1,308,535     198,835
*   Gujarat Pipavav Port, Ltd..........................   157,850     156,426
    Gujarat State Fertilisers & Chemicals, Ltd.........   526,387     392,096
    Gujarat State Petronet, Ltd........................   778,925     690,423
    Gulf Oil Corp., Ltd................................    55,926      83,565
*   GVK Power & Infrastructure, Ltd.................... 6,054,079     878,687
*   Hathway Cable & Datacom, Ltd.......................   224,118     917,958
    Havells India, Ltd.................................   210,752   2,623,773
    HBL Power Systems, Ltd.............................   125,202      21,940
*   HCL Infosystems, Ltd...............................   487,859     184,749
    HCL Technologies, Ltd..............................   621,706  14,499,110
    HDFC Bank, Ltd..................................... 2,994,559  30,087,558
    HEG, Ltd...........................................    32,827     102,621
*   HeidelbergCement India, Ltd........................   161,619      87,139
    Hero Motocorp, Ltd.................................   117,271   3,707,415
*   Hexa Tradex, Ltd...................................    69,387      22,501
    Hexaware Technologies, Ltd......................... 1,419,762   3,065,645
*   Himachal Futuristic Communications, Ltd............ 1,689,183     241,022
    Himadri Chemicals & Industries, Ltd................    17,764       4,548
    Hindalco Industries, Ltd........................... 6,381,050  11,171,083
    Hinduja Global Solutions, Ltd......................    10,967      94,780
    Hinduja Ventures, Ltd..............................    10,967      45,370
*   Hindustan Construction Co., Ltd.................... 2,773,413     571,686
*   Hindustan Oil Exploration Co., Ltd.................   131,920      78,880
    Hindustan Petroleum Corp., Ltd.....................   344,852   1,346,772
    Honeywell Automation India, Ltd....................     7,379     308,583
*   Hotel Leela Venture, Ltd...........................   365,088      87,003
*   Housing Development & Infrastructure, Ltd.......... 2,048,621   1,391,100
    HSIL, Ltd..........................................    81,520     115,154
    HT Media, Ltd......................................   103,911     122,750
    ICICI Bank, Ltd....................................   220,742   3,471,542
    ICICI Bank, Ltd. Sponsored ADR.....................   621,150  19,982,395
    ICRA, Ltd..........................................     5,565     136,183
    IDBI Bank, Ltd..................................... 1,522,970   1,352,719
    Idea Cellular, Ltd................................. 2,571,943   5,864,604
    IDFC, Ltd.......................................... 1,943,833   2,887,350
    IFCI, Ltd.......................................... 1,168,454     423,899
    IL&FS Transportation Networks, Ltd.................     9,698      18,076
    India Cements, Ltd................................. 1,316,047   1,128,123
    India Infoline, Ltd................................   801,806     808,521
    Indiabulls Housing Finance, Ltd....................   378,779   1,248,360
*   Indiabulls Infrastructure and Power, Ltd........... 2,185,548     105,970
    Indiabulls Real Estate, Ltd........................   740,864     633,713
    Indian Bank........................................   444,439     707,762
    Indian Hotels Co., Ltd............................. 1,731,078   1,616,817
    Indian Oil Corp., Ltd.............................. 1,181,824   4,623,240
    Indian Overseas Bank............................... 1,049,184     786,293
    Indo Rama Synthetics India.........................    25,048       5,773
    Indoco Remedies, Ltd...............................    47,353      91,250

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Indraprastha Gas, Ltd..............................   288,028 $ 1,142,475
    IndusInd Bank, Ltd.................................   878,135   5,381,050
    Info Edge India, Ltd...............................    84,161     660,613
    Infosys, Ltd.......................................   300,841  17,671,244
#   Infosys, Ltd. Sponsored ADR........................   843,882  49,434,608
    Infotech Enterprises, Ltd..........................    97,708     552,271
    ING Vysya Bank, Ltd................................    84,082     701,102
    Ingersoll-Rand India, Ltd..........................    31,787     186,986
    Ipca Laboratories, Ltd.............................   147,825   1,961,589
    IRB Infrastructure Developers, Ltd.................   658,878     813,372
    ITC, Ltd........................................... 3,176,080  16,488,531
    Jagran Prakashan, Ltd..............................   171,172     241,865
    Jai Corp., Ltd.....................................   342,070     347,090
    Jain Irrigation Systems, Ltd....................... 1,775,230   1,785,173
    Jaiprakash Associates, Ltd......................... 6,554,860   4,211,194
*   Jaiprakash Power Ventures, Ltd..................... 2,869,752     592,278
    Jammu & Kashmir Bank, Ltd..........................   122,909   2,719,523
    Jaypee Infratech, Ltd.............................. 1,030,505     314,924
    JB Chemicals & Pharmaceuticals, Ltd................    70,265     136,864
    JBF Industries, Ltd................................    72,755      85,340
*   Jet Airways India, Ltd.............................    98,557     371,135
    Jindal Drilling & Industries, Ltd..................    14,010      38,643
    Jindal Poly Films, Ltd.............................    71,897     160,643
*   Jindal Poly Investments and Finance Co., Ltd.......    17,974      13,483
    Jindal Saw, Ltd....................................   734,250     600,661
*   Jindal Stainless, Ltd..............................   175,981      93,519
    Jindal Steel & Power, Ltd.......................... 1,575,890   6,282,448
    JK Cement, Ltd.....................................    33,304      89,164
    JK Lakshmi Cement, Ltd.............................   166,585     176,525
    JM Financial, Ltd.................................. 1,709,961     682,802
    JSW Energy, Ltd.................................... 2,675,847   1,890,171
    JSW Steel, Ltd.....................................   537,269   7,854,428
*   Jubilant Foodworks, Ltd............................   104,875   1,796,504
    Jubilant Life Sciences, Ltd........................   236,268     505,858
    Jyothy Laboratories, Ltd...........................   229,782     792,755
    Kajaria Ceramics, Ltd..............................   116,351     571,044
*   Kakinada Fertilizers, Ltd..........................   245,677       8,242
    Kalpataru Power Transmission, Ltd..................   152,989     186,464
    Kansai Nerolac Paints, Ltd.........................     1,881      32,069
    Karnataka Bank, Ltd................................   633,621     970,021
    Karur Vysya Bank, Ltd..............................   111,785     580,285
    Kaveri Seed Co., Ltd...............................   101,455     682,250
    KEC International, Ltd.............................   479,774     418,791
    Kesoram Industries, Ltd............................   100,387      98,303
    Kewal Kiran Clothing, Ltd..........................        41         702
    Kirloskar Brothers, Ltd............................     2,275       5,196
    Kirloskar Industries, Ltd..........................       867       3,392
    Kirloskar Oil Engines, Ltd.........................    83,823     214,421
    Kotak Mahindra Bank, Ltd........................... 1,190,430  12,455,144
    KPIT Cummins Infosystems, Ltd......................   722,354   1,858,704
    KSB Pumps, Ltd.....................................    13,268      51,838
*   KSK Energy Ventures, Ltd...........................    42,495      39,743

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    Lakshmi Machine Works, Ltd.........................     15,110 $   646,973
    Lakshmi Vilas Bank, Ltd............................    199,284     201,111
*   Lanco Infratech, Ltd...............................  3,395,176     393,289
    Larsen & Toubro, Ltd...............................  1,242,909  19,560,853
    Larsen & Toubro, Ltd. GDR..........................     22,185     346,551
    LIC Housing Finance, Ltd...........................    531,645   1,661,992
    Lupin, Ltd.........................................    253,549   3,574,118
*   Mahanagar Telephone Nigam..........................    776,010     193,061
*   Mahanagar Telephone Nigam ADR......................     32,600      14,670
    Maharashtra Seamless, Ltd..........................     86,693     231,876
    Mahindra & Mahindra Financial Services, Ltd........    423,025   1,635,669
    Mahindra & Mahindra, Ltd...........................  1,241,426  17,594,170
    Mahindra Holidays & Resorts India, Ltd.............     24,885      92,040
    Mahindra Lifespace Developers, Ltd.................     34,802     207,869
    Man Infraconstruction, Ltd.........................      2,502       3,655
    Manaksia, Ltd......................................     20,016      20,164
    Mandhana Industries, Ltd...........................     48,996     181,022
*   Mangalore Refinery & Petrochemicals, Ltd...........  1,517,638   1,035,799
*   Marico Kaya Enterprises, Ltd.......................      6,843      17,748
    Marico, Ltd........................................    342,160   1,164,767
    Maruti Suzuki India, Ltd...........................    278,050   7,285,201
    MAX India, Ltd.....................................    603,234   1,829,951
    McLeod Russel India, Ltd...........................    238,161     978,055
*   Mercator, Ltd......................................    500,673     147,964
    Merck, Ltd.........................................      7,397      66,831
    MindTree, Ltd......................................     70,245   1,598,484
    MOIL, Ltd..........................................     18,361      64,236
    Monnet Ispat & Energy, Ltd.........................     67,077      99,564
    Monsanto India, Ltd................................     13,483     204,897
    Motherson Sumi Systems, Ltd........................    916,977   2,970,975
    Motilal Oswal Financial Services, Ltd..............     16,385      21,516
    Mphasis, Ltd.......................................    240,527   1,419,392
    MRF, Ltd...........................................      8,009   2,489,211
*   Nagarjuna Oil Refinery, Ltd........................    223,343      13,114
    Natco Pharma, Ltd..................................     74,140     878,533
    National Aluminium Co., Ltd........................  1,461,456     779,901
    Nava Bharat Ventures, Ltd..........................     53,812     134,155
    Navneet Education, Ltd.............................    249,121     216,187
    NCC, Ltd...........................................  1,133,595     445,723
    NESCO, Ltd.........................................     26,287     329,029
    Nestle India, Ltd..................................     26,456   2,126,487
    NHPC, Ltd.......................................... 10,307,906   2,942,458
    NIIT Technologies, Ltd.............................    267,114   1,730,671
    NIIT, Ltd..........................................    276,144     115,601
    Nitin Fire Protection Industries, Ltd..............    432,756     401,680
    Noida Toll Bridge Co., Ltd.........................    192,455      64,949
    NTPC, Ltd..........................................  2,136,750   4,310,428
    Oberoi Realty, Ltd.................................    153,097     494,440
    OCL India, Ltd.....................................     23,518      58,807
    Oil & Natural Gas Corp., Ltd.......................  1,534,095   6,752,517
    Oil India, Ltd.....................................    370,022   2,797,202
    OMAXE, Ltd.........................................    348,065     685,907
*   Opto Circuits India, Ltd...........................    329,921     169,879

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
*   Oracle Financial Services Software, Ltd............    66,143 $ 3,399,259
*   Orchid Chemicals & Pharmaceuticals, Ltd............   134,629      99,213
    Orient Cement Ltd..................................   199,965     112,924
    Orient Paper & Industries, Ltd.....................    79,955      18,062
    Oriental Bank of Commerce..........................   409,919   1,150,964
    Orissa Minerals Development Co., Ltd...............     6,450     255,521
*   Oswal Chemicals & Fertilizers......................   175,169      67,569
    Page Industries, Ltd...............................     6,920     629,082
*   Panacea Biotec, Ltd................................    18,815      28,780
*   Parsvnath Developers, Ltd..........................   471,869     177,544
    Peninsula Land, Ltd................................   248,394     127,002
    Persistent Systems, Ltd............................    41,312     642,406
*   Peter England Fashions and Retail, Ltd.............     1,620       2,147
    Petronet LNG, Ltd.................................. 1,013,442   1,769,839
    Pfizer, Ltd........................................    18,647     310,700
    Phoenix Mills, Ltd.................................    51,354     166,118
    PI Industries, Ltd.................................    32,816     124,341
    Pidilite Industries, Ltd...........................   400,662   1,791,656
*   Pipavav Defence & Offshore Engineering Co., Ltd.... 1,150,244     624,804
    Piramal Enterprises, Ltd...........................   223,156   1,993,334
*   Plethico Pharmaceuticals, Ltd......................    66,992      41,233
    Polaris Financial Technology, Ltd..................   349,032     754,754
    Polyplex Corp., Ltd................................    17,984      40,890
    Power Finance Corp., Ltd...........................   569,675   1,233,899
    Power Grid Corp. of India, Ltd..................... 2,835,046   4,333,739
    Praj Industries, Ltd...............................   360,290     253,259
    Prestige Estates Projects, Ltd.....................   166,209     372,161
*   Prime Focus, Ltd...................................   141,504      67,238
*   Prism Cement, Ltd..................................   374,454     143,110
    Procter & Gamble Hygiene & Health Care, Ltd........     5,757     287,307
    PTC India Financial Services, Ltd..................    15,688       3,461
    PTC India, Ltd..................................... 1,552,195   1,370,966
*   Punj Lloyd, Ltd.................................... 1,305,665     585,939
    Punjab & Sind Bank.................................    24,739      17,515
    Radico Khaitan, Ltd................................   322,651     792,234
    Rain Industries, Ltd...............................   469,898     273,164
    Rajesh Exports, Ltd................................   191,974     238,906
    Rallis India, Ltd..................................   388,418   1,013,646
    Ramco Cements, Ltd. (The)..........................   351,477     905,230
*   Ranbaxy Laboratories, Ltd..........................   624,463   3,214,985
    Raymond, Ltd.......................................   240,618   1,045,419
    Redington India, Ltd...............................   444,684     464,824
    REI Agro, Ltd...................................... 2,471,251     225,430
    Reliance Capital, Ltd..............................   403,679   2,083,059
    Reliance Communications, Ltd....................... 3,240,262   6,341,356
    Reliance Industries, Ltd........................... 3,809,344  50,511,983
    Reliance Infrastructure, Ltd.......................   430,192   2,557,638
*   Reliance Power, Ltd................................ 3,489,020   3,454,037
    Rolta India, Ltd...................................   682,809     699,843
    Ruchi Soya Industries, Ltd.........................   490,199     246,346
    Rural Electrification Corp., Ltd...................   600,461   1,725,881
*   S Kumars Nationwide, Ltd...........................   384,428      23,608
    S Mobility, Ltd....................................   105,284      48,019

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Sadbhav Engineering, Ltd...........................    85,289 $   115,491
    Sanofi India, Ltd..................................    12,071     529,222
*   Sanwaria Agro Oils, Ltd............................    94,873      11,910
*   Schneider Electric Infrastructure, Ltd.............   119,154     122,491
    Sesa Sterlite, Ltd................................. 3,203,829   9,623,533
    Sesa Sterlite, Ltd. ADR............................   395,377   4,776,154
*   Shipping Corp. of India, Ltd.......................   822,207     480,032
    Shoppers Stop, Ltd.................................    65,709     400,960
    Shree Cement, Ltd..................................    30,048   2,129,645
    Shree Renuka Sugars, Ltd........................... 2,779,059     818,422
    Shriram Transport Finance Co., Ltd.................   207,642   2,084,418
    Siemens, Ltd.......................................   258,591   2,272,445
    Sintex Industries, Ltd............................. 1,214,259     669,205
    SJVN, Ltd..........................................   678,774     226,061
    SKF India, Ltd.....................................    45,653     467,034
    Sobha Developers, Ltd..............................   335,276   1,431,643
    Solar Industries India, Ltd........................    10,416     150,077
    South Indian Bank, Ltd............................. 2,491,777     799,717
    SREI Infrastructure Finance, Ltd...................   256,428      86,652
    SRF, Ltd...........................................    93,842     309,974
*   Star Ferro and Cement, Ltd.........................    85,287      20,972
    State Bank of Bikaner & Jaipur.....................    47,976     230,274
    State Bank of India................................   398,582   9,708,628
    State Bank of India GDR............................     9,000     432,080
    Steel Authority of India, Ltd...................... 1,660,377   1,695,894
*   Sterling Biotech, Ltd..............................   260,553      30,703
    Sterlite Technologies, Ltd.........................   538,765     183,388
    Strides Arcolab, Ltd...............................   156,194     941,085
    Styrolution ABS India, Ltd.........................    16,430     105,063
*   Sun Pharma Advanced Research Co., Ltd..............   344,348     889,596
    Sun Pharmaceutical Industries, Ltd.................   919,618   8,642,815
    Sun TV Network, Ltd................................   390,812   2,249,283
    Sundaram Finance, Ltd..............................    10,572     101,941
    Sundaram-Clayton, Ltd..............................     1,880      12,687
    Sundram Fasteners, Ltd.............................   110,095      78,897
    Supreme Industries, Ltd............................   118,519     808,504
    Supreme Petrochem, Ltd.............................     3,242       2,747
*   Surana Industries, Ltd.............................     1,534       1,184
*   Suzlon Energy, Ltd................................. 5,590,192     952,395
    Swaraj Engines, Ltd................................     1,260      12,288
    Syndicate Bank.....................................   875,168   1,183,046
    Tamil Nadu Newsprint & Papers, Ltd.................    36,247      71,623
    Tata Chemicals, Ltd................................   465,058   1,953,696
    Tata Communications, Ltd...........................   420,243   1,850,208
    Tata Consultancy Services, Ltd.....................   673,736  23,971,439
    Tata Elxsi, Ltd....................................   113,473     748,993
    Tata Global Beverages, Ltd......................... 1,856,094   4,165,886
    Tata Investment Corp., Ltd.........................    16,116     100,548
    Tata Motors, Ltd................................... 1,689,345   9,410,944
    Tata Motors, Ltd. Sponsored ADR....................   236,834   6,595,827
    Tata Power Co., Ltd................................ 3,737,857   4,439,223
    Tata Steel, Ltd.................................... 1,599,791   9,065,386
*   Tata Teleservices Maharashtra, Ltd................. 1,640,384     188,478

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Tech Mahindra, Ltd.................................   318,040 $ 9,104,723
    Techno Electric & Engineering Co., Ltd.............     7,483      14,188
    Texmaco Rail & Engineering, Ltd....................   100,362      69,227
    Thermax, Ltd.......................................   124,487   1,255,298
    Time Technoplast, Ltd..............................   152,236      84,349
    Timken India, Ltd..................................    54,549     141,850
    Titan Co., Ltd.....................................   625,363   2,201,336
    Torrent Pharmaceuticals, Ltd.......................   203,390   1,758,212
    Torrent Power, Ltd.................................   354,540     540,288
    Trent, Ltd.........................................    31,736     548,840
    Triveni Turbine, Ltd...............................   225,096     201,129
    TTK Prestige, Ltd..................................    10,928     575,807
    Tube Investments of India, Ltd.....................   201,724     559,527
*   Tulip Telecom, Ltd.................................   127,384      10,201
*   TV18 Broadcast, Ltd................................ 3,372,986   1,094,054
    TVS Motor Co., Ltd................................. 1,057,204   1,306,599
    UCO Bank........................................... 1,897,998   2,008,931
    Uflex, Ltd.........................................   119,231     134,706
    Ultratech Cement, Ltd..............................   150,643   4,118,726
    Unichem Laboratories, Ltd..........................   153,481     508,053
    Union Bank of India................................   466,856     808,070
*   Unitech, Ltd....................................... 8,975,118   1,809,292
    United Bank of India...............................    50,566      24,002
    United Breweries, Ltd..............................   155,855   2,087,899
    United Spirits, Ltd................................   244,586   9,646,333
    UPL, Ltd........................................... 1,836,553   5,543,897
    Usha Martin, Ltd...................................   571,942     280,029
*   Uttam Galva Steels, Ltd............................    60,136      61,141
*   Uttam Value Steels, Ltd............................   130,697      12,347
    V-Guard Industries, Ltd............................    65,062     447,143
    VA Tech Wabag, Ltd.................................     2,011      17,290
    Vakrangee, Ltd.....................................   175,341     246,556
*   Vardhman Special Steels, Ltd.......................     5,275       1,294
    Vardhman Textiles, Ltd.............................    31,063     178,466
    Videocon Industries, Ltd...........................   353,513     941,307
    Vijaya Bank........................................ 1,171,149     689,996
    VIP Industries, Ltd................................   273,295     266,512
    Voltamp Transformers, Ltd..........................     4,010      24,612
    Voltas, Ltd........................................ 1,100,777   1,865,708
    VST Industries, Ltd................................    12,340     314,201
    WABCO India, Ltd...................................     7,089     207,802
    Welspun Corp., Ltd.................................   616,715     570,804
    Wipro, Ltd......................................... 1,608,323  14,715,669
    Wockhardt, Ltd.....................................    70,880     444,015
    Wyeth, Ltd.........................................    17,942     202,112
    Yes Bank, Ltd......................................   642,964   3,164,675
    Zee Entertainment Enterprises, Ltd................. 1,402,873   5,974,365
*   Zee Learn, Ltd.....................................     9,488       4,191
    Zensar Technologies, Ltd...........................    69,125     421,352
    Zuari Agro Chemicals, Ltd..........................    22,948      50,213
    Zuari Global, Ltd..................................    22,948      21,034

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- ------------
INDIA -- (Continued)
    Zydus Wellness, Ltd................................      53,724 $    439,695
                                                                    ------------
TOTAL INDIA............................................              892,497,991
                                                                    ------------
INDONESIA -- (2.6%)
    Ace Hardware Indonesia Tbk PT......................  12,432,700      768,667
    Adaro Energy Tbk PT................................  62,299,500    4,852,016
    Adhi Karya Persero Tbk PT..........................   8,487,000    1,237,362
*   Agis Tbk PT........................................  13,708,000      495,247
    Agung Podomoro Land Tbk PT.........................  11,731,500      218,319
    AKR Corporindo Tbk PT..............................   7,726,800    2,795,520
    Alam Sutera Realty Tbk PT..........................  61,816,000    2,584,089
    Aneka Tambang Persero Tbk PT.......................  38,059,400    3,194,652
    Arwana Citramulia Tbk PT...........................   7,363,500      451,801
    Asahimas Flat Glass Tbk PT.........................     476,500      277,056
    Astra Agro Lestari Tbk PT..........................   1,805,700    3,166,726
    Astra Graphia Tbk PT...............................   2,554,000      357,417
    Astra International Tbk PT.........................  52,680,200   27,717,196
*   Bakrie and Brothers Tbk PT......................... 249,014,750    1,019,716
*   Bakrie Sumatera Plantations Tbk PT.................  58,480,500      238,686
*   Bakrie Telecom Tbk PT..............................  62,111,539       55,936
*   Bakrieland Development Tbk PT...................... 157,101,000      643,017
    Bank Bukopin Tbk PT................................  28,863,500    1,428,786
    Bank Central Asia Tbk PT...........................  24,777,200   20,110,988
    Bank Danamon Indonesia Tbk PT......................   7,971,554    2,838,501
    Bank Mandiri Persero Tbk PT........................  27,873,018   19,770,533
    Bank Negara Indonesia Persero Tbk PT...............  37,510,730   13,451,221
*   Bank Pan Indonesia Tbk PT..........................  27,266,500    1,492,273
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................  11,213,000      840,403
*   Bank Permata Tbk PT................................     203,500       21,010
    Bank Rakyat Indonesia Persero Tbk PT...............  35,950,500   24,567,861
    Bank Tabungan Negara Persero Tbk PT................  25,588,035    1,881,911
*   Bank Tabungan Pensiunan Nasional Tbk PT............   2,253,500      833,857
*   Barito Pacific Tbk PT..............................   8,261,500      249,589
*   Bayan Resources Tbk PT.............................     950,000      679,876
*   Benakat Integra Tbk PT.............................  19,581,000      171,473
*   Berau Coal Energy Tbk PT...........................  25,135,500      385,954
*   Berlian Laju Tanker Tbk PT.........................  26,853,166           --
    Bisi International PT..............................  10,087,612      436,472
*   Borneo Lumbung Energi & Metal Tbk PT...............   6,860,500       88,657
*   Budi Starch & Sweetener Tbk PT.....................   2,800,500       23,822
*   Bumi Resources Minerals Tbk PT.....................     392,500        7,252
*   Bumi Resources Tbk PT..............................  43,464,000    1,085,447
    Bumi Serpong Damai PT..............................  42,750,500    5,061,784
    BW Plantation Tbk PT...............................  16,793,200    1,724,769
*   Central Proteinaprima Tbk PT.......................  22,741,500       93,073
*   Chandra Asri Petrochemical Tbk PT..................       7,000        1,669
    Charoen Pokphand Indonesia Tbk PT..................  14,825,260    5,001,005
    Ciputra Development Tbk PT.........................  50,342,719    3,515,579
    Ciputra Property Tbk PT............................   9,915,500      547,473
    Ciputra Surya Tbk PT...............................   7,728,200    1,079,715
*   Citra Marga Nusaphala Persada Tbk PT...............   9,033,000    2,449,308
    Clipan Finance Indonesia Tbk PT....................   2,919,000      100,768
*   Darma Henwa Tbk PT.................................  55,755,500      228,319

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
*   Davomas Abadi Tbk PT...............................   4,583,000 $        --
*   Delta Dunia Makmur Tbk PT..........................  17,739,500     135,829
    Elnusa Tbk PT......................................  14,587,000     485,087
*   Energi Mega Persada Tbk PT......................... 215,986,000   1,253,901
*   Erajaya Swasembada Tbk PT..........................   3,469,000     338,510
*   Exploitasi Energi Indonesia Tbk PT.................  30,663,500     634,084
*   Fajar Surya Wisesa Tbk PT..........................     823,000     119,261
    Gajah Tunggal Tbk PT...............................  11,279,500   1,745,496
*   Garda Tujuh Buana Tbk PT...........................     154,500       9,155
*   Garuda Indonesia Persero Tbk PT....................   1,009,000      39,852
    Global Mediacom Tbk PT.............................  35,732,900   5,398,175
*   Golden Eagle Energy Tbk PT.........................      12,500       5,952
*   Gozco Plantations Tbk PT...........................  10,507,300      86,606
    Gudang Garam Tbk PT................................   1,529,100   5,252,548
*   Hanson International Tbk PT........................  22,348,500   1,091,760
    Harum Energy Tbk PT................................   5,784,000   1,130,772
    Hexindo Adiperkasa Tbk PT..........................   1,223,000     344,480
    Holcim Indonesia Tbk PT............................   9,892,000   1,685,466
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............  11,680,500   1,226,761
    Indika Energy Tbk PT...............................  18,047,000     793,508
    Indo Tambangraya Megah Tbk PT......................   1,613,500   3,544,291
*   Indo-Rama Synthetics Tbk PT........................      12,500         855
    Indocement Tunggal Prakarsa Tbk PT.................   4,538,000   8,332,634
    Indofood CBP Sukses Makmur Tbk PT..................   3,610,500   3,228,226
    Indofood Sukses Makmur Tbk PT......................  18,570,800  10,616,127
    Indosat Tbk PT.....................................   4,800,700   1,671,350
#   Indosat Tbk PT ADR.................................      26,890     463,852
*   Inovisi Infracom Tbk PT............................   1,957,278     196,416
    Intiland Development Tbk PT........................  28,672,800     759,436
    Japfa Comfeed Indonesia Tbk PT.....................  22,166,500   2,525,450
    Jasa Marga Persero Tbk PT..........................   8,388,300   3,537,618
    Jaya Real Property Tbk PT..........................   1,762,500     110,635
    Kalbe Farma Tbk PT.................................  40,745,000   4,679,828
    Kawasan Industri Jababeka Tbk PT................... 129,449,390   2,162,942
*   Krakatau Steel Persero Tbk PT......................     285,000      11,309
*   Lippo Cikarang Tbk PT..............................   2,579,100   1,177,055
    Lippo Karawaci Tbk PT.............................. 126,273,762   9,828,346
    Malindo Feedmill Tbk PT............................   6,712,500   1,792,365
    Matahari Putra Prima Tbk PT........................  11,816,772   1,944,125
    Mayora Indah Tbk PT................................   1,770,125   3,931,907
    Medco Energi Internasional Tbk PT..................   7,860,500   1,538,548
    Media Nusantara Citra Tbk PT.......................  20,277,093   3,722,496
    Mitra Adiperkasa Tbk PT............................   4,201,000   1,881,760
*   Mitra International Resources Tbk PT...............   5,183,500      24,254
    MNC Investama Tbk PT............................... 100,455,900   2,468,747
    MNC Sky Vision Tbk PT..............................     289,500      45,439
    Modern Internasional Tbk PT........................   1,883,000      98,772
*   Modernland Realty Tbk PT...........................   5,118,000     162,472
    Multipolar Corp. Tbk PT............................  14,916,500     505,646
*   Multistrada Arah Sarana Tbk PT.....................   3,155,000      88,122
    Nippon Indosari Corpindo Tbk PT....................   1,386,500     119,980
*   Nusantara Infrastructure Tbk PT....................  60,849,500   1,304,220
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   1,139,500     167,868

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
INDONESIA -- (Continued)
    Pakuwon Jati Tbk PT..............................  55,881,800 $  1,398,934
*   Panin Financial Tbk PT........................... 107,698,000    1,963,616
    Panin Insurance Tbk PT...........................   5,396,500      300,439
    Pembangunan Perumahan Persero Tbk PT.............  14,670,800    1,621,405
    Perusahaan Gas Negara Persero Tbk PT.............  23,787,000    9,252,844
    Perusahaan Perkebunan London Sumatra Indonesia
      Tbk PT.........................................  28,675,700    3,871,756
    Petrosea Tbk PT..................................   3,285,500      361,807
*   Polaris Investama Tbk PT.........................     577,000       65,951
*   Polychem Indonesia Tbk PT........................   8,339,500      137,790
    Ramayana Lestari Sentosa Tbk PT..................  20,569,100    2,137,263
    Resource Alam Indonesia Tbk PT...................   2,183,500      306,133
    Salim Ivomas Pratama Tbk PT......................   3,953,000      234,150
*   Samindo Resources Tbk PT.........................     348,500       13,415
    Sampoerna Agro PT................................   4,857,559      716,254
    Samudera Indonesia Tbk PT........................     117,000       27,668
    Selamat Sempurna Tbk PT..........................   3,002,500      763,799
    Semen Indonesia Persero Tbk PT...................   5,541,500    6,437,990
*   Sentul City Tbk PT............................... 203,611,500    2,581,213
    Sinar Mas Multiartha Tbk PT......................     278,500       75,156
*   Sugih Energy Tbk PT..............................  54,910,000    2,005,699
    Summarecon Agung Tbk PT..........................  56,912,364    4,452,204
    Surya Citra Media Tbk PT.........................   5,343,500    1,159,256
    Surya Semesta Internusa Tbk PT...................  22,571,500    1,240,927
*   Suryainti Permata Tbk PT.........................   3,098,000           --
    Tambang Batubara Bukit Asam Persero Tbk PT.......   4,122,600    3,118,406
    Telekomunikasi Indonesia Persero Tbk PT..........  31,720,000    5,882,023
#   Telekomunikasi Indonesia Persero Tbk PT
      Sponsored ADR..................................     325,982   11,823,367
    Tempo Scan Pacific Tbk PT........................     116,200       27,632
    Tiga Pilar Sejahtera Food Tbk....................  13,053,339    1,661,231
    Timah Persero Tbk PT.............................  22,612,100    2,368,504
*   Tiphone Mobile Indonesia Tbk PT..................   2,500,000      143,023
    Total Bangun Persada Tbk PT......................   7,934,000      438,942
*   Tower Bersama Infrastructure Tbk PT..............   4,546,100    2,307,126
*   Trada Maritime Tbk PT............................  23,513,987    3,172,167
    Trias Sentosa Tbk PT.............................   3,690,500       87,317
*   Trimegah Securities Tbk PT.......................   5,343,500       27,076
*   Truba Alam Manunggal Engineering PT..............  15,388,500       63,016
    Tunas Baru Lampung Tbk PT........................   7,413,500      280,349
    Tunas Ridean Tbk PT..............................   8,038,500      396,836
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.....   2,569,000      979,917
    Unilever Indonesia Tbk PT........................   2,417,900    5,682,555
    United Tractors Tbk PT...........................   6,122,446    9,646,173
    Vale Indonesia Tbk PT............................  15,014,250    2,843,917
*   Visi Media Asia Tbk PT...........................   3,365,000       74,896
    Wijaya Karya Persero Tbk PT......................  13,406,300    2,131,382
    XL Axiata Tbk PT.................................  10,284,200    4,093,094
                                                                  ------------
TOTAL INDONESIA......................................              353,037,683
                                                                  ------------
ISRAEL -- (0.0%)
    Mivtach Shamir Holdings Ltd......................       5,972      203,160
                                                                  ------------
MALAYSIA -- (4.3%)
    Aeon Co. M Bhd...................................     466,100    1,711,139

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Aeon Credit Service M Bhd..........................     88,560 $   345,337
    Affin Holdings Bhd.................................  2,329,400   2,862,328
    AirAsia BHD........................................  8,283,700   5,594,878
    Alam Maritim Resources Bhd.........................  2,190,600     939,673
    Alliance Financial Group Bhd.......................  5,748,000   7,991,544
    AMMB Holdings Bhd..................................  7,359,650  16,099,769
    Amway Malaysia Hldgs Bhd...........................    106,300     386,794
*   Ann Joo Resources Bhd..............................    974,750     308,258
    APM Automotive Holdings Bhd........................    259,700     462,406
    Astro Malaysia Holdings Bhd........................    592,200     520,309
    Axiata Group Bhd...................................  5,316,325  10,422,790
    Batu Kawan BHD.....................................    361,950   2,125,743
    Benalec Holdings BHD...............................  3,779,100     997,245
    Berjaya Assets BHD.................................    156,600      38,652
    Berjaya Corp. Bhd.................................. 13,616,100   2,070,917
    Berjaya Land Bhd...................................  2,769,200     672,335
    Berjaya Sports Toto Bhd............................  2,495,029   3,012,935
    BIMB Holdings Bhd..................................  2,189,947   2,815,489
    Bonia Corp. Bhd....................................    103,900     106,240
*   Borneo Aqua Harvest Bhd............................     98,500      36,985
*   Boustead Heavy Industries Corp. Bhd................    226,400     164,306
    Boustead Holdings Bhd..............................  2,337,492   3,662,129
    British American Tobacco Malaysia Bhd..............    268,500   4,881,274
*   Bumi Armada Bhd....................................  3,853,800   4,664,336
    Bursa Malaysia Bhd.................................  1,360,900   3,168,273
    Cahya Mata Sarawak Bhd.............................  1,414,800   3,135,981
    Can-One Bhd........................................    216,800     213,224
    Carlsberg Brewery Malaysia Bhd Class B.............    568,600   1,938,007
*   Carotech Berhad....................................     44,425          53
    CB Industrial Product Holding Bhd..................  1,280,460   1,273,044
    CIMB Group Holdings Bhd............................ 14,581,263  30,163,781
    Coastal Contracts Bhd..............................  1,349,177   1,554,435
    CSC Steel Holdings Bhd.............................    470,500     179,719
    Cypark Resources Bhd...............................  1,283,900     827,872
    Daibochi Plastic & Packaging Industry Bhd..........     31,400      37,179
    Daya Materials Bhd................................. 10,801,700   1,300,458
    Dayang Enterprise Holdings Bhd.....................  1,251,112   1,396,550
    Dialog Group BHD...................................  5,858,673   5,691,313
    DiGi.Com Bhd.......................................  5,420,020   7,604,167
    DRB-Hicom Bhd......................................  7,521,500   6,057,854
    Dutch Lady Milk Industries BHD.....................     61,200     860,945
    Eastern & Oriental Bhd.............................  7,708,082   4,436,644
    ECM Libra Financial Group Bhd......................    318,034      94,775
*   Evergreen Fibreboard Bhd...........................    741,700     102,103
    Eversendai Corp. Bhd...............................     48,800      14,517
    Faber Group BHD....................................  1,621,600   1,255,171
*   Fountain View Development Berhad...................     31,500          --
    Fraser & Neave Holdings Bhd........................    199,700   1,100,204
    Gamuda Bhd.........................................  7,258,800   9,693,056
    Genting Bhd........................................  5,284,400  16,445,187
    Genting Malaysia Bhd............................... 11,906,800  15,484,800
    Genting Plantations Bhd............................    996,700   3,076,324
    Globetronics Technology BHD........................    997,520     977,815

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
    Glomac Bhd......................................... 3,025,800 $   990,414
*   Goldis BHD.........................................   464,439     276,809
*   Green Packet Bhd................................... 1,444,500     167,989
    Guan Chong Bhd.....................................   103,300      45,545
    Guinness Anchor Bhd................................   447,400   1,890,560
    GuocoLand Malaysia Bhd.............................   732,700     222,028
    Hai-O Enterprise BHD...............................   649,700     491,671
    HAP Seng Consolidated Bhd.......................... 6,268,640   5,142,008
    Hap Seng Plantations Holdings Bhd.................. 1,375,600   1,121,152
    Hartalega Holdings Bhd.............................   785,700   1,669,674
    Hiap Teck Venture Bhd..............................   265,200      58,077
*   Ho Wah Genting BHD................................. 1,858,500     107,810
    Hock Seng LEE BHD..................................   780,012     417,989
    Hong Leong Bank Bhd................................ 1,729,960   7,292,788
    Hong Leong Financial Group Bhd.....................   689,900   3,264,703
    Hong Leong Industries Bhd..........................   227,600     367,010
    Hovid Bhd..........................................   177,700      17,498
    Hua Yang Bhd.......................................   730,333     392,155
*   Hubline Bhd........................................   209,100       3,139
    HwangDBS Malaysia BHD..............................   162,500     186,010
    IGB Corp. Bhd...................................... 4,907,899   3,908,648
    IGB REIT...........................................    68,644      24,897
    IJM Corp. Bhd...................................... 8,823,363  15,614,637
    IJM Land Bhd....................................... 2,520,400   1,866,483
    IJM Plantations Bhd................................ 1,112,100   1,065,676
    Inch Kenneth Kajang Rubber.........................   113,000      26,304
    Insas Bhd.......................................... 3,189,702     768,855
    Integrated Logistics Bhd...........................    49,835      11,547
    Integrax BHD.......................................   229,000     156,782
    IOI Corp. Bhd...................................... 6,901,177   8,617,158
*   IOI Properties Group Sdn Bhd....................... 2,840,688   2,291,905
    Iris Corp. Bhd..................................... 4,178,100     491,550
*   JAKS Resources Bhd................................. 4,007,500     608,042
    Jaya Tiasa Holdings BHD............................ 1,513,239   1,029,053
    JCY International Bhd.............................. 4,251,000     842,929
    JobStreet Corp. Bhd................................    45,200      34,165
    JT International Bhd...............................   141,800     276,335
*   K&N Kenanga Holdings BHD...........................   971,886     167,716
*   Karambunai Corp. Bhd............................... 4,574,700     101,418
    Keck Seng Malaysia Bhd.............................   316,300     581,721
    Kian JOO CAN Factory BHD........................... 1,772,080   1,672,759
    Kim Loong Resources Bhd............................   259,020     199,379
    Kimlun Corp. Bhd...................................   584,300     313,140
*   Kinsteel Bhd....................................... 2,317,700     103,500
    KLCC Property Holdings Bhd......................... 1,100,800   1,903,447
*   KNM Group Bhd...................................... 9,083,768   1,668,691
    Kossan Rubber Industries........................... 1,853,200   2,340,713
    KPJ Healthcare Bhd................................. 2,440,675   2,452,734
*   Kretam Holdings BHD................................ 1,891,000     306,912
*   KSL Holdings BHD................................... 1,133,566     755,411
    Kuala Lumpur Kepong Bhd............................ 1,026,622   7,188,827
*   KUB Malaysia BHD................................... 1,459,400     174,228
*   Kulim Malaysia BHD................................. 2,929,600   2,800,818

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
*   Kumpulan Europlus Bhd...............................  1,411,400 $   496,665
    Kumpulan Fima BHD...................................    909,400     524,742
    Kumpulan Perangsang Selangor Bhd....................  2,128,200   1,073,569
    Kwantas Corp. BHD...................................     23,900      15,458
    Lafarge Malayan Bhd.................................  1,634,500   4,149,006
*   Land & General BHD..................................  5,547,900     736,262
*   Landmarks BHD.......................................  1,216,092     373,941
    LBS Bina Group Bhd..................................  1,632,300     730,606
    Lingkaran Trans Kota Holdings Bhd...................    603,500     717,058
*   Lion Corp. Bhd......................................    513,980      10,800
    Lion Diversified Holdings Bhd.......................    445,000      22,273
    Lion Industries Corp. Bhd...........................  3,773,900     786,488
    LPI Capital Bhd.....................................     63,100     312,575
    Magnum Bhd..........................................    256,600     234,304
    Mah Sing Group Bhd..................................  5,285,647   3,259,312
    Malayan Banking Bhd................................. 14,011,988  40,369,184
    Malayan Flour Mills Bhd.............................    878,200     422,621
    Malaysia Airports Holdings Bhd......................  2,909,553   7,313,275
    Malaysia Building Society Bhd.......................  1,153,311     738,882
    Malaysia Marine and Heavy Engineering Holdings Bhd..  1,886,100   2,045,155
*   Malaysian Airline System Bhd........................ 18,989,630   1,710,888
    Malaysian Bulk Carriers Bhd.........................  3,375,823   1,936,116
    Malaysian Pacific Industries Bhd....................    297,325     382,195
    Malaysian Resources Corp. Bhd.......................  8,496,300   3,865,074
    Maxis Bhd...........................................  3,504,915   7,289,583
    MBM Resources BHD...................................    948,010     946,619
    Media Chinese International, Ltd....................    905,600     255,018
    Media Prima Bhd.....................................  4,260,120   3,042,756
    Mega First Corp. BHD................................    167,300     109,038
*   MISC Bhd............................................  1,476,160   2,647,671
    MK Land Holdings BHD................................    997,300     117,203
    MKH BHD.............................................    556,756     504,914
    MMC Corp. Bhd.......................................  5,592,800   4,665,284
    MNRB Holdings Bhd...................................    807,100     857,754
    Mudajaya Group Bhd..................................  2,135,833   1,669,755
    Muhibbah Engineering M Bhd..........................  3,221,800   2,308,910
*   Mulpha International Bhd............................ 12,681,100   1,578,887
    My EG Services Bhd..................................  1,289,500   1,026,436
    Naim Holdings Bhd...................................  1,281,500   1,338,547
    NCB Holdings Bhd....................................    149,900     154,724
    Nestle Malaysia Bhd.................................     87,800   1,773,371
    NTPM Holdings Bhd...................................  1,108,800     275,271
    Oldtown Bhd.........................................    886,125     520,897
    Oriental Holdings BHD...............................    606,340   1,421,137
    OSK Holdings BHD....................................  1,754,645     845,658
    Padini Holdings Bhd.................................  1,881,500     901,065
    Panasonic Manufacturing Malaysia BHD................     70,200     434,014
    Pantech Group Holdings Bhd..........................     61,600      16,460
    Paramount Corp. Bhd.................................    487,460     219,655
    Parkson Holdings Bhd................................  2,593,055   2,270,813
*   Pelikan International Corp. Bhd.....................    396,032      73,489
*   Perdana Petroleum Bhd...............................  3,089,800   1,523,615
*   Perisai Petroleum Teknologi Bhd.....................  3,915,900   1,949,379

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MALAYSIA -- (Continued)
    Petronas Chemicals Group Bhd.......................  5,811,000 $11,531,386
    Petronas Dagangan BHD..............................    541,000   4,954,613
    Petronas Gas Bhd...................................  1,258,208   8,777,946
    Pharmaniaga Bhd....................................    307,380     392,402
    Pie Industrial BHD.................................     61,700     135,449
    PJ Development Holdings Bhd........................    590,000     246,191
    Pos Malaysia BHD...................................  1,604,600   2,684,012
    PPB Group Bhd......................................  2,141,300   9,871,453
    Press Metal Bhd....................................    696,500     486,827
    Prestariang Berhad.................................    406,100     357,475
    Protasco Bhd.......................................    271,000     114,132
    Public Bank Bhd....................................  1,596,156   9,121,422
    Puncak Niaga Holding Bhd...........................    860,860     756,516
    QL Resources Bhd...................................  1,283,840   1,532,711
    RCE Capital Bhd....................................    840,450      68,650
    RHB Capital Bhd....................................  4,607,272  10,580,213
    Rimbunan Sawit Bhd.................................    832,100     192,500
    Salcon Bhd.........................................  3,372,200     652,342
*   Sapurakencana Petroleum Bhd........................ 11,157,588  14,618,358
    Sarawak Oil Palms Bhd..............................    434,660     856,880
    Sarawak Plantation Bhd.............................     18,900      14,389
    Scientex BHD.......................................    172,764     258,084
*   Scomi Energy Services Bhd..........................  1,574,900     391,346
*   Scomi Group Bhd....................................  9,803,800   1,084,298
    SEG International BHD..............................    311,400     139,774
    Selangor Dredging Bhd..............................    366,400      97,267
    Selangor Properties Bhd............................     63,100      89,146
    Shangri-La Hotels Malaysia Bhd.....................    373,100     776,377
    Shell Refining Co. Federation of Malaya Bhd........    233,300     453,302
    SHL Consolidated BHD...............................    202,800     123,002
    Sime Darby Bhd.....................................  8,595,638  23,098,196
    SP Setia Bhd.......................................  1,530,200   1,314,190
    Star Publications Malaysia Bhd.....................  1,085,200     708,457
    Subur Tiasa Holdings Bhd...........................    118,860      70,127
    Sunway Bhd.........................................  4,158,993   3,365,563
    Supermax Corp. Bhd.................................  3,578,650   3,109,847
    Suria Capital Holdings Bhd.........................    251,450     177,545
    Syarikat Takaful Malaysia Bhd......................    237,600     708,188
*   Symphony Life Bhd..................................    287,432      83,966
    Ta Ann Holdings Bhd................................    594,386     729,058
    TA Enterprise Bhd..................................  9,380,200   2,084,537
    TA Global Bhd......................................  1,876,440     165,036
*   Talam Transform Bhd................................    700,000      13,635
    Tambun Indah Land BHD..............................    159,800      68,896
    TAN Chong Motor Holdings BHD.......................  1,216,900   2,067,559
*   Tanjung Offshore Bhd...............................    670,800     118,107
    Tasek Corp. Bhd....................................     38,700     162,424
    TDM BHD............................................  5,600,800   1,450,355
*   Tebrau Teguh Bhd...................................  3,189,000   1,160,561
    Telekom Malaysia Bhd...............................  2,829,400   4,657,706
    Tenaga Nasional Bhd................................  6,023,781  21,236,525
*   TH Heavy Engineering Bhd...........................  5,396,534   1,480,595
    TH Plantations Bhd.................................  1,175,640     632,719

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*   Time dotCom Bhd....................................  1,420,660 $  1,507,048
    Tiong NAM Logistics Holdings.......................    629,700      246,665
    Top Glove Corp. Bhd................................  1,964,180    3,224,364
    TRC Synergy Bhd....................................    384,192       62,392
    Tropicana Corp. Bhd................................  3,231,400    1,177,796
    TSH Resources Bhd..................................  1,604,900    1,346,419
    Uchi Technologies Bhd..............................  1,048,100      427,464
    UEM Sunrise Bhd....................................  8,119,545    5,007,844
    UMW Holdings Bhd...................................  2,223,106    7,869,934
    Unisem M Bhd.......................................  3,678,620    1,030,950
    United Malacca Bhd.................................    197,950      408,964
    United Plantations BHD.............................    153,600    1,172,745
    UOA Development Bhd................................  1,254,000      692,664
    Uzma Bhd...........................................     40,200       70,811
    VS Industry Bhd....................................    167,208       71,580
    Wah Seong Corp. Bhd................................  1,522,239      873,943
    WCT Holdings Bhd...................................  4,032,585    2,506,871
    Wing Tai Malaysia BHD..............................    378,400      248,263
    WTK Holdings BHD...................................  2,727,050    1,012,229
    Yinson Holdings BHD................................    298,900      660,768
    YNH Property Bhd...................................  1,236,799      672,576
    YTL Corp. Bhd...................................... 24,615,720   11,307,836
    YTL E-Solutions BHD................................    747,100      134,214
*   YTL Land & Development BHD.........................    949,200      255,040
    YTL Power International Bhd........................  8,866,254    4,947,070
    Zhulian Corp. Bhd..................................    613,366      571,321
                                                                   ------------
TOTAL MALAYSIA.........................................             585,963,069
                                                                   ------------
MEXICO -- (5.2%)
    Alfa S.A.B. de C.V. Class A........................ 12,826,789   36,138,284
#   Alpek S.A. de C.V..................................    713,126    1,420,493
#   Alsea S.A.B. de C.V................................  2,233,708    6,662,376
    America Movil S.A.B. de C.V. Series L.............. 11,276,987   12,024,064
#   America Movil S.A.B. de C.V. Series L ADR..........  2,589,383   55,050,282
    Arca Continental S.A.B. de C.V.....................  1,817,916    9,992,149
#*  Axtel S.A.B. de C.V................................  5,685,745    2,316,981
#   Banregio Grupo Financiero S.A.B. de C.V............    770,292    4,216,044
#*  Bio Pappel S.A.B. de C.V...........................    160,609      373,481
#   Bolsa Mexicana de Valores S.A.B. de C.V............  2,564,519    5,177,360
#*  Cemex S.A.B. de C.V................................  5,739,501    7,093,910
#*  Cemex S.A.B. de C.V. Sponsored ADR.................  6,153,133   76,114,255
#   Cia Minera Autlan S.A.B. de C.V. Series B..........    415,942      325,003
    Coca-Cola Femsa S.A.B. de C.V. Series L............     61,254      650,738
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     92,688    9,847,173
    Compartamos S.A.B. de C.V..........................  2,050,744    3,703,116
*   Consorcio ARA S.A.B. de C.V. Series *..............  6,792,664    2,676,637
#   Controladora Comercial Mexicana S.A.B. de C.V......  3,679,829   13,961,008
    Corp. Actinver S.A.B. de C.V.......................     24,133       25,966
#*  Corp. GEO S.A.B. de C.V. Series B..................  3,284,556       65,691
    Corp. Inmobiliaria Vesta S.A.B. de C.V.............    356,192      652,513
#*  Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................    222,600      136,483
    Corp. Moctezuma S.A.B. de C.V. Series *............    392,200    1,143,697
#*  Desarrolladora Homex S.A.B. de C.V.................    579,446      158,141

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
MEXICO -- (Continued)
#*  Desarrolladora Homex S.A.B. de C.V. ADR............     89,264 $   137,467
*   Dine S.A.B. de C.V.................................      7,300       3,111
    El Puerto de Liverpool S.A.B. de C.V...............    591,694   6,204,514
#*  Empresas ICA S.A.B. de C.V.........................  4,220,194   8,150,711
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........    531,365   4,091,510
#*  Financiera Independencia S.A.B. de C.V.............    246,788      81,192
    Fomento Economico Mexicano S.A.B. de C.V...........    357,700   3,235,455
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    567,250  51,188,640
#*  Genomma Lab Internacional S.A.B. de C.V. Class B...  4,235,570  10,451,160
#*  Gruma S.A.B. de C.V. Class B.......................  1,688,397  13,760,675
*   Gruma S.A.B. de C.V. Sponsored ADR.................      6,300     205,380
#*  Grupo Aeromexico S.A.B. de C.V.....................    170,694     248,626
# Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 917,290 2,847,070 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................        100       2,482
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 167,642 9,084,520 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B..........................................    864,216   4,711,379
# Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 59,088 6,654,491 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................    945,623  10,643,385
#   Grupo Bimbo S.A.B. de C.V. Series A................  5,028,732  13,415,968
    Grupo Carso S.A.B. de C.V. Series A1...............  2,190,372  11,456,297
    Grupo Cementos de Chihuahua S.A.B. de C.V..........    211,154     622,063
#   Grupo Comercial Chedraui S.A. de C.V...............  1,637,507   4,831,466
#   Grupo Elektra S.A.B. de C.V........................     36,928   1,123,275
#*  Grupo Famsa S.A.B. de C.V. Class A.................  2,208,886   3,461,810
    Grupo Financiero Banorte S.A.B. de C.V.............  8,314,329  52,482,104
    Grupo Financiero Inbursa S.A.B. de C.V.............  6,825,122  17,019,427
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B..........................................    522,608   1,160,960
    Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B ADR......................................    489,017   5,408,528
    Grupo Gigante S.A.B. de C.V. Series *..............     41,000      97,488
#   Grupo Herdez S.A.B. de C.V. Series *...............    813,964   2,541,583
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....     60,400      88,879
    Grupo Industrial Saltillo S.A.B. de C.V............     72,099     126,661
    Grupo KUO S.A.B. de C.V. Series B..................    263,825     552,348
#   Grupo Mexico S.A.B. de C.V. Series B............... 12,037,141  38,773,743
#*  Grupo Pochteca S.A.B. de C.V.......................    376,611     444,645
#*  Grupo Simec S.A.B. de C.V. Series B................    798,137   2,976,751
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........      6,406      71,043
*   Grupo Sports World S.A.B. de C.V...................    136,129     203,573
    Grupo Televisa S.A.B. Series CPO...................  1,306,744   7,591,895
    Grupo Televisa S.A.B. Sponsored ADR................  1,810,392  52,609,992
#*  Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V.............................  2,077,584   4,689,865
    Industrias Bachoco S.A.B. de C.V. ADR..............     11,837     501,652
#   Industrias Bachoco S.A.B. de C.V. Series B.........     65,645     232,118
#*  Industrias CH S.A.B. de C.V. Series B..............  1,177,921   7,001,998
    Industrias Penoles S.A.B. de C.V...................    327,319   7,615,172
*   Inmuebles Carso S.A.B. de C.V......................  2,196,725   2,186,213
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....  4,719,465  12,121,551
#*  Maxcom Telecomunicaciones S.A.B. de C.V............    314,300      84,368
    Megacable Holdings S.A.B. de C.V...................    254,087     914,782
#   Mexichem S.A.B. de C.V.............................  5,770,885  20,012,984
#*  Minera Frisco S.A.B. de C.V........................  1,010,100   1,593,623
*   OHL Mexico S.A.B. de C.V...........................  1,930,754   4,733,769
#   Organizacion Cultiba S.A.B. de C.V.................     35,785      62,371

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#*  Organizacion Soriana S.A.B. de C.V. Class B........  3,290,247 $  9,397,894
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,194,848   14,473,260
#   Qualitas Controladora S.A.B. de C.V................    169,259      435,360
    TV Azteca S.A.B. de C.V............................  4,198,943    2,652,988
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  1,795,501      158,150
    Value Grupo Financiero S.A.B. de CV................      8,579       68,008
*   Vitro S.A.B. de C.V. Series A......................    193,764      470,864
#   Wal-Mart de Mexico S.A.B. de C.V. Series V......... 10,577,218   25,300,225
                                                                   ------------
TOTAL MEXICO...........................................             713,395,327
                                                                   ------------
PERU -- (0.1%)
    Cementos Pacasmayo SAA ADR.........................      4,703       45,055
#   Cia de Minas Buenaventura SAA ADR..................    157,651    1,954,872
    Credicorp, Ltd.....................................    123,280   16,263,098
                                                                   ------------
TOTAL PERU.............................................              18,263,025
                                                                   ------------
PHILIPPINES -- (1.3%)
    A Soriano Corp.....................................    818,000      117,157
    Aboitiz Equity Ventures, Inc.......................  4,413,650    5,049,124
    Aboitiz Power Corp.................................  4,944,300    3,900,446
    Alliance Global Group, Inc......................... 24,695,294   14,715,360
    Alsons Consolidated Resources, Inc.................    770,000       22,520
    Atlas Consolidated Mining & Development............  2,931,100    1,030,863
    Ayala Corp.........................................    567,195    6,554,652
    Ayala Land, Inc.................................... 10,616,720    6,114,567
    Bank of the Philippine Islands.....................  2,992,203    5,851,278
    BDO Unibank, Inc...................................  4,782,689    8,312,163
*   Belle Corp......................................... 18,478,900    2,184,707
    Cebu Air, Inc......................................  1,166,910    1,272,737
    Cebu Holdings, Inc.................................  2,065,000      260,665
    Century Properties Group, Inc......................    523,000       14,957
    China Banking Corp.................................    593,950      767,974
    COL Financial Group, Inc...........................    133,700       48,170
*   Cyber Bay Corp.....................................  2,999,000       32,983
    DMCI Holdings, Inc.................................  4,032,070    5,296,643
*   East West Banking Corp.............................     19,300       10,783
    EEI Corp...........................................  1,941,500      425,413
*   Empire East Land Holdings, Inc..................... 22,778,000      461,132
    Energy Development Corp............................ 38,926,200    4,508,448
    Filinvest Development Corp.........................     89,300        8,944
    Filinvest Land, Inc................................ 96,449,687    2,785,851
    First Gen Corp.....................................  6,416,100    2,212,909
    First Philippine Holdings Corp.....................  1,628,120    2,287,259
*   Global-Estate Resorts, Inc.........................  9,334,000      276,071
    Globe Telecom, Inc.................................    128,830    4,843,809
    International Container Terminal Services, Inc.....  3,237,972    7,020,100
    JG Summit Holdings, Inc............................  1,401,100    1,211,267
    Jollibee Foods Corp................................  1,344,167    4,495,846
    Lafarge Republic, Inc..............................  2,447,660      485,548
    Leisure & Resorts World Corp.......................    362,520       56,377
*   Lepanto Consolidated Mining........................ 25,593,207      234,676
    Lopez Holdings Corp................................ 11,115,000    1,059,766

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
PHILIPPINES -- (Continued)
    LT Group, Inc....................................     118,400 $     47,928
    Manila Electric Co...............................     491,930    2,805,707
    Manila Water Co., Inc............................   4,052,700    2,060,187
*   Megawide Construction Corp.......................     594,270      157,316
    Megaworld Corp................................... 105,685,600    8,298,006
*   Metro Pacific Corp. Series A.....................     225,000           --
    Metro Pacific Investments Corp...................  46,031,100    4,362,486
    Metropolitan Bank & Trust........................   3,361,568    5,614,938
    Pepsi-Cola Products Philippines, Inc.............   7,434,791      709,041
    Petron Corp......................................      22,700        6,995
*   Philex Mining Corp...............................     770,250      157,218
*   Philex Petroleum Corp............................      75,900       13,732
    Philippine Long Distance Telephone Co............      25,125    1,501,304
    Philippine Long Distance Telephone Co. Sponsored
      ADR............................................      60,161    3,584,392
*   Philippine National Bank.........................   1,614,933    3,015,409
    Philippine Stock Exchange, Inc...................      84,552      559,731
    Philodrill Corp.................................. 150,600,000      116,878
*   Philtown Properties, Inc.........................      16,675          106
    Philweb Corp.....................................   2,051,840      357,059
    Phoenix Petroleum Philippines, Inc...............     986,570      113,445
    RFM Corp.........................................   5,721,300      669,079
    Rizal Commercial Banking Corp....................   1,605,495    1,533,703
    Robinsons Land Corp..............................   9,740,350    4,264,395
    San Miguel Corp..................................   1,737,270    2,135,212
    San Miguel Pure Foods Co., Inc...................       3,980       20,310
    Security Bank Corp...............................   1,592,348    3,974,078
    Semirara Mining Corp.............................     348,690    2,461,610
    Shang Properties, Inc............................     174,286       12,371
    SM Investments Corp..............................     711,787   11,009,857
    SM Prime Holdings, Inc...........................  21,088,990    7,201,434
*   Top Frontier Investment Holdings, Inc............     153,057      243,162
    Trans-Asia Oil & Energy Development Corp.........   9,851,000      406,309
    Union Bank Of Philippines, Inc...................     841,410    2,324,808
    Universal Robina Corp............................   2,988,800    7,779,675
    Vista Land & Lifescapes, Inc.....................  25,562,400    2,927,876
                                                                  ------------
TOTAL PHILIPPINES....................................              174,376,922
                                                                  ------------
POLAND -- (1.9%)
*   AB SA............................................       2,455       26,513
    Action SA........................................       6,659      104,341
*   Agora SA.........................................     189,633      592,073
*   Alchemia SA......................................     225,224      375,223
    Amica Wronki SA..................................       1,006       36,045
*   AmRest Holdings SE...............................      36,778    1,028,722
    Apator SA........................................      26,053      344,948
    Asseco Poland SA.................................     441,454    6,433,375
    ATM SA...........................................      24,831       91,216
    Bank Handlowy w Warszawie SA.....................     167,885    5,485,282
*   Bank Millennium SA...............................   2,677,751    6,882,828
    Bank Pekao SA....................................     434,306   25,494,659
    Bank Zachodni WBK SA.............................      42,825    5,363,559
*   Bioton SA........................................      86,989      103,005
*   Boryszew SA......................................  12,792,790    2,148,276

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
POLAND -- (Continued)
    Budimex SA.........................................    34,388 $ 1,471,013
    CCC SA.............................................    45,438   1,713,641
#*  CD Projekt Red SA..................................   494,293   2,869,960
*   Ciech SA...........................................   264,344   2,596,013
*   Cinema City International NV.......................    33,245     358,209
*   City Interactive SA................................       428       1,731
*   Colian SA..........................................    52,481      67,642
    ComArch SA.........................................     7,881     210,401
*   Cyfrowy Polsat SA..................................   330,656   2,066,960
    Dom Development SA.................................     9,946     176,733
*   Eko Export SA......................................    12,669     162,684
    Elektrobudowa SA...................................     2,716     107,313
    Emperia Holding SA.................................    45,572   1,025,689
    Enea SA............................................   377,494   1,496,526
    Eurocash SA........................................   229,585   2,980,527
    Fabryki Mebli Forte SA.............................    38,302     515,814
*   Famur SA...........................................    93,528     147,974
*   Farmacol SA........................................    36,912     689,826
    Firma Oponiarska Debica SA.........................    10,995     345,342
    Getin Holding SA................................... 1,644,528   2,107,204
*   Getin Noble Bank SA................................ 3,069,845   3,025,198
    Grupa Azoty SA.....................................   124,837   2,072,219
    Grupa Kety SA......................................    24,902   1,699,122
*   Grupa Lotos SA.....................................   425,191   4,754,212
*   Hawe SA............................................   825,213     882,554
*   Impexmetal SA......................................   678,444     716,144
*   ING Bank Slaski SA.................................   121,797   4,609,628
#*  Integer.pl SA......................................     2,008     184,571
*   Inter Cars SA......................................     3,269     211,412
#   Jastrzebska Spolka Weglowa SA......................   125,430   1,834,457
*   Kernel Holding SA..................................   207,969   2,507,265
#   KGHM Polska Miedz SA...............................   602,590  20,886,909
    Kopex SA...........................................   146,978     624,247
*   KRUK SA............................................     5,601     146,281
*   LC Corp. SA........................................   550,157     282,673
    Lentex SA..........................................    51,368     131,824
    LPP SA.............................................     1,323   3,690,253
    Lubelski Wegiel Bogdanka SA........................   167,752   6,653,167
#   mBank..............................................    71,334  11,520,691
*   MCI Management SA..................................   140,923     432,970
*   Mercor SA..........................................     2,734      17,294
*   Midas SA...........................................   440,589      97,632
*   Mostostal Zabrze Holding SA........................   252,376     171,195
*   Netia SA........................................... 1,365,934   2,108,242
    Neuca SA...........................................     7,662     670,586
    Orbis SA...........................................    64,672     805,195
    Pelion SA..........................................    30,006     841,220
*   Pfleiderer Grajewo SA..............................    60,652     514,354
    PGE SA............................................. 3,636,770  19,003,469
#*  Polimex-Mostostal SA............................... 2,510,058     103,010
*   Polnord SA.........................................    84,560     259,701
*   Polski Koncern Miesny Duda SA......................   559,539     149,164
    Polski Koncern Naftowy Orlen SA.................... 1,648,158  20,232,018

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
    Polskie Gornictwo Naftowe i Gazownictwo SA.........  3,609,436 $  5,301,130
    Powszechna Kasa Oszczednosci Bank Polski SA........  2,896,891   37,440,756
    Powszechny Zaklad Ubezpieczen SA...................     97,710   12,772,162
*   PZ Cormay SA.......................................     66,507      162,113
#*  Rafako SA..........................................    346,208      697,053
*   Rawlplug SA........................................     14,359       50,047
*   Rovese SA..........................................  1,093,626      719,806
*   Stalexport Autostrady SA...........................    267,225      211,893
    Stalprodukt SA.....................................      4,961      305,678
*   Sygnity SA.........................................     57,819      368,877
    Synthos SA.........................................  1,816,131    2,912,820
    Tauron Polska Energia SA...........................  3,457,108    4,684,015
    Telekomunikacja Polska SA..........................  3,020,632   10,056,920
*   Trakcja SA.........................................    294,289      120,138
    TVN SA.............................................    637,885    3,140,535
*   Vistula Group SA...................................    132,589       78,576
    Warsaw Stock Exchange..............................    102,643    1,274,729
    Wawel SA...........................................        124       50,364
    Zaklady Chemiczne Police SA........................     17,834       98,433
*   Zespol Elektrowni Patnow Adamow Konin SA...........      3,590       26,444
                                                                   ------------
TOTAL POLAND...........................................             267,932,633
                                                                   ------------
RUSSIA -- (3.7%)
*   Etalon Group, Ltd. GDR.............................    527,227    2,367,352
    Eurasia Drilling Co., Ltd. GDR.....................    374,636   12,944,815
#   Federal Hydrogenerating Co. JSC ADR................  4,650,438    7,256,557
    Gazprom OAO Sponsored ADR.......................... 19,223,921  158,309,566
    Globaltrans Investment P.L.C. GDR..................    243,160    3,222,131
*   Integra Group Holdings GDR.........................      5,127       81,515
    Lukoil OAO Sponsored ADR...........................  1,474,530   83,714,618
*   Magnitogorsk Iron & Steel Works GDR................    605,865    1,581,806
    Mail.ru Group, Ltd. GDR............................    140,164    5,229,925
#*  Mechel Sponsored ADR...............................    993,984    1,928,329
    MegaFon OAO GDR....................................     21,848      651,028
    MMC Norilsk Nickel OJSC ADR........................    983,460   14,941,677
    Novolipetsk Steel OJSC GDR.........................    348,427    5,008,816
    Novorossiysk Commercial Sea Port PJSC GDR..........    147,582      889,548
    O'Key Group SA GDR.................................     71,285      747,235
    Phosagro OAO GDR...................................    111,658    1,137,875
*   PIK Group GDR......................................    688,425    1,329,555
    Rosneft OAO GDR....................................  3,407,494   23,304,533
    Rostelecom OJSC Sponsored ADR......................    163,121    3,051,206
    Sberbank of Russia Sponsored ADR...................  7,376,427   79,629,924
    Severstal OAO GDR..................................  1,050,809    8,494,453
    Tatneft OAO Sponsored ADR..........................    876,797   28,917,994
    TMK OAO GDR........................................    120,705    1,332,423
    Uralkali OJSC GDR..................................    849,370   20,590,273
    VimpelCom, Ltd. Sponsored ADR......................  1,416,421   13,725,120
    VTB Bank OJSC GDR(B1W7FX909).......................  9,079,564   23,009,967
    VTB Bank OJSC GDR(46630Q202).......................      9,793       24,874

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
RUSSIA -- (Continued)
*   X5 Retail Group NV GDR.............................    379,621 $  6,389,971
                                                                   ------------
TOTAL RUSSIA...........................................             509,813,086
                                                                   ------------
SOUTH AFRICA -- (6.6%)
    Adcock Ingram Holdings, Ltd........................    649,823    3,945,529
    Adcorp Holdings, Ltd...............................    199,235      556,933
    Advtech, Ltd.......................................    979,786      700,472
    Aeci, Ltd..........................................    791,355    9,208,303
    Afgri, Ltd.........................................  1,156,840      699,016
#   African Bank Investments, Ltd......................  2,987,268    2,882,012
    African Oxygen, Ltd................................    468,124      822,283
    African Rainbow Minerals, Ltd......................    657,794   13,001,021
    Allied Electronics Corp., Ltd......................    118,970      249,182
#*  Anglo American Platinum, Ltd.......................    258,524   10,325,789
    AngloGold Ashanti, Ltd.............................      6,997      101,901
    AngloGold Ashanti, Ltd. Sponsored ADR..............    980,273   14,351,197
*   ArcelorMittal South Africa, Ltd....................    709,747    2,436,034
    Argent Industrial, Ltd.............................    146,462       66,916
    Aspen Pharmacare Holdings, Ltd.....................    784,256   17,783,352
#   Assore, Ltd........................................    107,237    3,874,690
#   Astral Foods, Ltd..................................    212,543    1,669,379
*   Aveng, Ltd.........................................  2,635,769    5,582,538
    AVI, Ltd...........................................  1,911,718    8,865,219
    Barclays Africa Group, Ltd.........................  1,215,183   14,251,194
    Barloworld, Ltd....................................  1,360,446   12,806,344
    Basil Read Holdings, Ltd...........................    143,266       96,570
    Bell Equipment, Ltd................................    121,325      233,722
    Bidvest Group, Ltd.................................  1,261,119   28,212,007
    Blue Label Telecoms, Ltd...........................  1,408,438    1,110,050
*   Brait SE...........................................    718,715    3,109,306
    Business Connexion Group, Ltd......................    425,980      198,915
#   Capitec Bank Holdings, Ltd.........................    217,430    3,688,825
#   Cashbuild, Ltd.....................................    124,548    1,535,351
    Caxton and CTP Publishers and Printers, Ltd........    364,067      590,879
    City Lodge Hotels, Ltd.............................    158,693    1,829,826
    Clicks Group, Ltd..................................  1,303,548    6,690,074
    Clover Industries, Ltd.............................     47,402       75,787
*   Consolidated Infrastructure Group, Ltd.............     34,621       68,431
    Coronation Fund Managers, Ltd......................    871,962    6,263,612
    Datacentrix Holdings, Ltd..........................    127,775       48,755
    DataTec, Ltd.......................................    957,208    4,091,054
    Discovery, Ltd.....................................  1,165,065    7,879,555
    Distell Group, Ltd.................................     97,793    1,241,318
    Distribution and Warehousing Network, Ltd..........    162,578      136,219
    DRDGOLD, Ltd.......................................  1,995,157      781,538
#   DRDGOLD, Ltd. Sponsored ADR........................      4,569       17,591
*   ElementOne, Ltd....................................     90,000       71,905
    EOH Holdings, Ltd..................................    571,928    4,054,523
    Eqstra Holdings, Ltd...............................    579,633      361,286
*   Evraz Highveld Steel and Vanadium, Ltd.............     35,483       53,564
#   Exxaro Resources, Ltd..............................    585,725    7,906,993
    Famous Brands, Ltd.................................    205,267    1,850,737
    FirstRand, Ltd..................................... 10,020,930   28,179,164

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH AFRICA -- (Continued)
#   Foschini Group, Ltd. (The).........................   913,905 $ 7,655,588
    Gold Fields, Ltd...................................    64,532     223,688
#   Gold Fields, Ltd. Sponsored ADR.................... 2,840,008   9,883,228
    Grand Parade Investments, Ltd......................     1,000         433
    Grindrod, Ltd...................................... 2,742,684   6,249,731
    Group Five, Ltd....................................   618,664   2,208,019
    Growthpoint Properties, Ltd........................   485,324     967,332
    Harmony Gold Mining Co., Ltd.......................   249,393     712,886
    Harmony Gold Mining Co., Ltd. Sponsored ADR........ 1,412,386   4,067,672
    Holdsport, Ltd.....................................    48,566     179,185
    Hudaco Industries, Ltd.............................   182,242   1,738,851
*   Hulamin, Ltd.......................................   409,412     237,155
    Iliad Africa, Ltd..................................   329,671     176,458
    Illovo Sugar, Ltd.................................. 1,217,611   2,948,043
    Impala Platinum Holdings, Ltd...................... 1,869,286  19,527,927
    Imperial Holdings, Ltd............................. 1,030,747  17,185,571
    Investec, Ltd...................................... 1,407,062   9,013,635
    Invicta Holdings, Ltd..............................    14,106     155,964
#   JD Group, Ltd......................................   812,057   2,058,921
    JSE, Ltd...........................................   509,832   3,801,851
    KAP Industrial Holdings, Ltd.......................   308,543      95,350
#   Kumba Iron Ore, Ltd................................   130,677   5,311,432
#   Lewis Group, Ltd...................................   718,928   3,882,991
    Liberty Holdings, Ltd..............................   608,460   6,270,626
    Life Healthcare Group Holdings, Ltd................ 2,865,879   9,164,815
    Massmart Holdings, Ltd.............................   280,045   3,053,600
    Mediclinic International, Ltd...................... 1,396,295   8,990,554
*   Merafe Resources, Ltd.............................. 4,247,422     382,018
    Metair Investments, Ltd............................   806,906   3,149,845
    Metrofile Holdings, Ltd............................       877         373
    MMI Holdings, Ltd.................................. 6,265,884  13,313,031
    Mondi, Ltd.........................................   536,573   8,154,801
    Mpact, Ltd.........................................   536,228   1,204,046
    Mr Price Group, Ltd................................   747,723   9,260,851
    MTN Group, Ltd..................................... 3,544,016  63,286,738
*   Murray & Roberts Holdings, Ltd..................... 2,496,379   5,572,380
    Nampak, Ltd........................................ 3,364,169  10,545,977
    Naspers, Ltd. Class N..............................   644,233  66,277,017
#   Nedbank Group, Ltd................................. 1,247,813  21,747,986
    Netcare, Ltd....................................... 3,971,594   7,965,730
*   Northam Platinum, Ltd.............................. 1,438,936   5,390,561
    Nu-World Holdings, Ltd.............................    23,372      42,267
    Oceana Group, Ltd..................................   125,012     942,291
    Octodec Investments, Ltd...........................     5,586       9,130
    Omnia Holdings, Ltd................................   418,245   7,764,381
    Peregrine Holdings, Ltd............................   496,052     725,178
    Petmin, Ltd........................................   145,238      25,713
#   Pick n Pay Stores, Ltd.............................   859,851   3,520,041
    Pinnacle Holdings, Ltd.............................   875,378   1,687,505
    Pioneer Foods, Ltd.................................   370,613   2,945,695
    PPC, Ltd........................................... 1,973,535   5,292,351
    PSG Group, Ltd.....................................   588,584   4,210,641
    Raubex Group, Ltd..................................   298,938     615,693

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH AFRICA -- (Continued)
*   RCL Foods, Ltd.....................................   144,968 $    210,916
    Resilient Property Income Fund, Ltd................   757,638    3,559,476
    Reunert, Ltd.......................................   828,996    4,772,828
*   Royal Bafokeng Platinum, Ltd.......................    66,991      377,815
    Sanlam, Ltd........................................ 7,545,948   32,462,129
    Santam, Ltd........................................   125,139    1,998,956
*   Sappi, Ltd......................................... 3,335,936   10,324,411
*   Sappi, Ltd. Sponsored ADR..........................   399,244    1,197,732
    Sasol, Ltd.........................................   846,738   40,741,401
    Sasol, Ltd. Sponsored ADR..........................   912,708   43,983,399
    Shoprite Holdings, Ltd............................. 1,130,251   14,567,357
    Sibanye Gold, Ltd..................................   497,179      705,349
    Sibanye Gold, Ltd. Sponsored ADR...................   833,392    4,808,672
    Spar Group, Ltd. (The).............................   575,929    6,219,332
    Spur Corp., Ltd....................................   424,853    1,195,247
    Standard Bank Group, Ltd........................... 3,847,309   40,656,460
*   Stefanutti Stocks Holdings, Ltd....................   186,764      162,790
    Steinhoff International Holdings, Ltd.............. 7,711,688   31,854,901
    Sun International, Ltd.............................   492,819    4,355,726
*   Super Group, Ltd................................... 2,296,473    5,635,453
*   Telkom SA SOC, Ltd................................. 1,357,316    3,697,709
*   Telkom SA SOC, Ltd. Sponsored ADR..................    24,334      267,917
    Tiger Brands, Ltd..................................   477,646   11,460,481
*   Times Media Group, Ltd.............................    74,593      130,492
#   Tongaat Hulett, Ltd................................   543,878    5,936,786
    Trencor, Ltd.......................................   534,087    3,456,063
    Truworths International, Ltd....................... 1,303,012    8,594,740
    Tsogo Sun Holdings, Ltd............................   715,859    1,671,443
    Value Group, Ltd...................................    95,008       43,789
*   Village Main Reef, Ltd.............................    80,844        2,864
#   Vodacom Group, Ltd.................................   598,890    6,340,807
*   Wesizwe Platinum, Ltd..............................    19,767        1,398
    Wilson Bayly Holmes-Ovcon, Ltd.....................   382,913    5,059,483
    Woolworths Holdings, Ltd........................... 1,510,065    8,252,643
    Zeder Investments, Ltd.............................   575,004      211,537
                                                                  ------------
TOTAL SOUTH AFRICA.....................................            909,269,109
                                                                  ------------
SOUTH KOREA -- (13.9%)
#*  3S Korea Co., Ltd..................................   146,174      570,063
    Able C&C Co., Ltd..................................    29,561      735,721
#*  Actoz Soft Co., Ltd................................    17,373      588,224
#*  Advanced Nano Products Co., Ltd....................    17,791      286,467
#*  Advanced Process Systems Corp......................    71,204      613,460
#   Aekyung Petrochemical Co., Ltd.....................     5,521      281,247
#   AfreecaTV Co., Ltd.................................    39,980      402,834
#   Agabang&Company....................................   150,357      699,796
#   Ahnlab, Inc........................................    24,000    1,379,502
#*  AJ Rent A Car Co., Ltd.............................    40,000      522,188
#   AK Holdings, Inc...................................    10,775      392,060
#*  Aminologics Co., Ltd...............................   190,514      314,399
#   Amorepacific Corp..................................     7,202    6,769,554
#   AMOREPACIFIC Group.................................    10,804    4,742,380
#   Anapass, Inc.......................................    38,472      444,050

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Asia Cement Co., Ltd...............................   8,165 $   673,583
#   ASIA Holdings Co., Ltd,............................   3,710     479,703
    Asia Paper Manufacturing Co., Ltd..................  25,010     453,724
*   Asiana Airlines, Inc............................... 488,540   2,445,080
#   AtlasBX Co., Ltd...................................  35,829   1,357,561
*   AUK Corp........................................... 168,260     337,259
#   Autech Corp........................................  47,374     273,269
#*  Avaco Co., Ltd.....................................  40,816     140,699
#   Baiksan Co., Ltd...................................  58,010     288,241
#*  Basic House Co., Ltd. (The)........................  33,820     797,244
#*  BH Co., Ltd........................................  39,504     434,669
#   BHI Co., Ltd.......................................  20,588     282,917
#*  BI EMT Co., Ltd....................................  26,767     124,674
#   Binggrae Co., Ltd..................................  18,616   1,561,243
#   Bioland, Ltd.......................................  36,801     428,881
#   Biospace Co., Ltd..................................  33,151     299,201
    Bluecom Co., Ltd...................................  21,403     293,986
    Bookook Securities Co., Ltd........................   5,240      57,785
#*  Boryung Medience Co., Ltd..........................  18,941     120,092
#   Boryung Pharmaceutical Co., Ltd....................  20,761     623,481
#*  Bosung Power Technology Co., Ltd................... 115,748     210,433
    BS Financial Group, Inc............................ 797,460  11,727,438
    Bukwang Pharmaceutical Co., Ltd....................  58,230     748,756
    BYC Co., Ltd.......................................     190      33,213
#   Byucksan Corp...................................... 140,220     355,372
#*  CammSys Corp....................................... 189,095     388,706
#   Capro Corp......................................... 130,360     673,724
#*  Celltrion Pharm, Inc...............................  64,970     718,605
#   Celltrion, Inc..................................... 129,724   5,437,364
#*  Chabio & Diostech Co., Ltd......................... 107,511   1,148,673
#*  Charm Engineering Co., Ltd.........................  77,090     136,923
    Cheil Industries, Inc.............................. 169,344  11,774,579
*   Cheil Worldwide, Inc............................... 203,210   5,282,772
#   Chemtronics Co., Ltd...............................  27,354     462,803
#*  Chin Hung International, Inc....................... 165,478     243,500
*   China Great Star International, Ltd................ 309,997     527,055
#*  China Ocean Resources Co., Ltd..................... 383,330   1,113,174
*   Choa Pharmaceutical Co.............................  82,345     289,811
#   Chokwang Paint, Ltd................................  24,620     142,774
#*  Chong Kun Dang Pharmaceutical Corp.................  28,395   1,841,092
#   Chongkundang Holdings Corp.........................  10,988     464,512
#   Choong Ang Vaccine Laboratory......................   5,456      72,289
    Chosun Refractories Co., Ltd.......................   2,127     153,275
    CJ CGV Co., Ltd....................................  36,415   1,635,697
#   CJ CheilJedang Corp................................  30,386   7,482,170
    CJ Corp............................................  68,500   7,512,394
*   CJ E&M Corp........................................  95,548   2,989,078
    CJ Freshway Corp...................................   1,140      29,738
#*  CJ Korea Express Co., Ltd..........................  34,696   3,437,541
    CJ O Shopping Co., Ltd.............................   7,821   2,930,418
#*  CJ Seafood Corp....................................  46,990     113,961
#   CKD Bio Corp.......................................  22,260     339,977
#*  CNK International Co., Ltd......................... 137,923     438,157

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#*  Com2uSCorp.........................................  24,633 $   526,240
#   Cosmax, Inc........................................  30,180   1,530,738
#*  CosmoAM&T Co., Ltd.................................  18,360     105,879
#*  Cosmochemical Co., Ltd.............................  51,850     335,629
    Coway Co., Ltd..................................... 119,900   7,769,881
    Credu Corp.........................................   7,828     323,727
#   Crown Confectionery Co., Ltd.......................   2,637     812,987
#*  CrucialTec Co., Ltd................................  46,334     471,508
#*  CTC BIO, Inc.......................................  46,451     794,575
#*  CUROCOM Co., Ltd................................... 171,694     151,555
#*  D.I Corp...........................................  97,080   1,006,803
#   D.ID Corp..........................................  42,436     131,420
#   Dae Dong Industrial Co., Ltd.......................  61,490     359,802
    Dae Han Flour Mills Co., Ltd.......................   4,841     655,024
#   Dae Hyun Co., Ltd.................................. 132,460     272,212
    Dae Won Kang Up Co., Ltd........................... 106,380     670,006
*   Dae Young Packaging Co., Ltd....................... 350,890     236,951
#   Dae-Il Corp........................................  67,870     280,350
#*  Daea TI Co., Ltd................................... 216,280     329,366
#   Daechang Co., Ltd.................................. 301,520     273,563
    Daeduck Electronics Co............................. 200,830   1,451,029
    Daeduck GDS Co., Ltd............................... 114,600   1,705,799
    Daegu Department Store.............................  42,350     786,653
#*  Daehan New Pharm Co., Ltd..........................  37,425     260,785
#   Daehan Steel Co., Ltd..............................  54,520     315,414
#   Daehwa Pharmaceutical Co., Ltd.....................  37,069     230,695
    Daekyo Co., Ltd....................................  76,070     527,186
#*  Daekyung Machinery & Engineering Co., Ltd.......... 184,410     281,859
    Daelim Industrial Co., Ltd......................... 127,941   9,787,374
    Daelim Trading Co., Ltd............................   3,405      13,153
    Daesang Corp.......................................  84,727   2,776,381
    Daesang Holdings Co., Ltd..........................  70,770     528,906
    Daesung Holdings Co., Ltd..........................  19,560     168,858
*   Daesung Industrial Co., Ltd........................   2,450      10,025
#   Daewon Pharmaceutical Co., Ltd.....................  89,658   1,033,968
#   Daewon San Up Co., Ltd.............................  16,588     130,995
#*  Daewoo Engineering & Construction Co., Ltd......... 381,325   2,414,208
#   Daewoo International Corp.......................... 132,397   5,043,515
#   Daewoo Securities Co., Ltd......................... 765,617   6,095,424
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 429,780  13,677,068
    Daewoong Co., Ltd..................................   6,323     235,839
    Daewoong Pharmaceutical Co., Ltd...................  20,111   1,398,435
*   Dahaam E-Tec Co., Ltd..............................   1,420       4,478
    Daishin Securities Co., Ltd........................ 215,540   1,524,945
#*  Danal Co., Ltd.....................................  59,342     493,269
    Daou Data Corp.....................................  73,862     348,731
    Daou Technology, Inc............................... 149,630   2,188,431
#*  Dasan Networks, Inc................................  73,187     367,656
#   Daum Communications Corp...........................  36,124   2,681,204
#   Dawonsys Co., Ltd..................................  13,367      92,839
#   Dayou Automotive Seat Technology Co., Ltd.......... 230,815     233,930
#   DCM Corp...........................................  16,370     162,769
#*  Deutsch Motors, Inc................................  28,027     118,521

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    DGB Financial Group, Inc........................... 735,287 $11,386,421
    Digital Chosun Co., Ltd............................  20,134      33,987
#   Digital Power Communications Co., Ltd..............  30,360      88,096
#*  Digitech Systems Co., Ltd..........................  69,781     220,029
*   DIO Corp...........................................  44,232     359,232
    Dong Ah Tire & Rubber Co., Ltd.....................  14,820     281,277
#*  Dong Yang Gang Chul Co., Ltd....................... 138,330     239,863
    Dong-A Socio Holdings Co., Ltd.....................  11,680   1,384,424
*   Dong-A ST Co., Ltd.................................       1          95
#   Dong-Ah Geological Engineering Co., Ltd............  30,030     234,429
    Dong-Il Corp.......................................   4,466     215,813
#   Dongaone Co., Ltd.................................. 119,520     343,605
    Dongbang Agro Co...................................   4,840      28,731
#   Dongbang Transport Logistics Co., Ltd..............  78,710     172,112
#   Dongbu CNI Co., Ltd................................  15,260      64,926
*   Dongbu Corp........................................  35,650      99,280
*   Dongbu HiTek Co., Ltd.............................. 139,318     950,646
    Dongbu Insurance Co., Ltd.......................... 160,325   7,983,177
    Dongbu Securities Co., Ltd......................... 117,261     354,839
#*  Dongbu Steel Co., Ltd.............................. 131,565     396,944
#   Dongil Industries Co., Ltd.........................   4,838     225,486
#   Dongjin Semichem Co., Ltd.......................... 117,446     411,217
*   Dongkook Industrial Co., Ltd.......................  99,200     209,513
    DongKook Pharmaceutical Co., Ltd...................  13,811     443,385
    Dongkuk Industries Co., Ltd........................   3,287      10,192
    Dongkuk Steel Mill Co., Ltd........................ 225,670   2,541,725
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd......... 132,251     543,158
    Dongsuh Co., Inc...................................  10,008     151,613
#   Dongsung Chemical Co., Ltd.........................   7,530     132,879
#   Dongsung Holdings Co., Ltd.........................  91,220     502,762
#   Dongsung Pharmaceutical Co., Ltd...................  81,900     291,849
#   Dongwha Pharm Co., Ltd............................. 101,055     463,186
    Dongwon F&B Co., Ltd...............................   7,804     962,791
#   Dongwon Industries Co., Ltd........................   4,992   1,363,018
*   Dongwon Systems Corp...............................  15,467     123,401
#   Dongyang E&P, Inc..................................  15,216     252,300
    Dongyang Mechatronics Corp......................... 127,009   1,231,549
    Doosan Corp........................................  33,575   4,262,485
#*  Doosan Engine Co., Ltd............................. 141,310   1,061,719
#*  Doosan Engineering & Construction Co., Ltd.........  14,950     224,875
#   Doosan Heavy Industries & Construction Co., Ltd.... 211,881   7,186,508
*   Doosan Infracore Co., Ltd.......................... 378,520   4,544,654
#   Dragonfly GF Co., Ltd..............................  25,290     126,257
#   DRB Holding Co., Ltd...............................  55,899     370,927
#*  Duksan Hi-Metal Co., Ltd...........................  50,046     823,062
#   DuzonBIzon Co., Ltd................................  76,770     779,736
#   e-LITECOM Co., Ltd.................................  36,060     567,224
    E-Mart Co., Ltd....................................  70,199  16,920,339
#   E1 Corp............................................  11,412     710,058
#*  Eagon Industries Co., Ltd..........................  32,830     468,685
#   Easy Bio, Inc...................................... 172,451     693,083
*   Ecopro Co., Ltd....................................  57,703     346,429
#   EG Corp............................................  26,132     480,925

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#*  ELK Corp...........................................    82,135 $   453,803
#   EMKOREA Co., Ltd...................................    65,963     450,860
#   ENF Technology Co., Ltd............................    44,485     376,959
#   Eo Technics Co., Ltd...............................    28,749   1,230,330
#   Estechpharma Co., Ltd..............................    34,906     285,733
#*  ESTsoft Corp.......................................     8,086     128,041
    Eugene Corp........................................   205,843     528,825
*   Eugene Investment & Securities Co., Ltd............   234,675     450,387
#   Eugene Technology Co., Ltd.........................    51,067     876,629
*   Farmsco............................................     2,780      29,220
    Fila Korea, Ltd....................................    39,090   3,044,065
#   Fine Technix Co., Ltd..............................    22,817      38,549
#*  Finetex EnE, Inc...................................   100,221     248,017
#   Firstec Co., Ltd...................................   166,326     283,825
#*  Flexcom, Inc.......................................    46,854     454,699
#*  Foosung Co., Ltd...................................   170,523     532,127
#   Fursys, Inc........................................    10,916     313,662
#*  GameHi Co., Ltd....................................    59,800     383,236
#*  Gamevil, Inc.......................................    18,924     785,443
#   Gaon Cable Co., Ltd................................    12,422     242,323
#*  GemVax & Kael Co., Ltd.............................    89,740   1,128,099
#*  Genexine Co., Ltd..................................     2,719      73,011
#*  Genic Co., Ltd.....................................    15,699     252,646
    GIIR, Inc..........................................    16,730     126,055
#   Global & Yuasa Battery Co., Ltd....................    27,503   1,389,524
#*  GNCO Co., Ltd......................................   213,311     247,277
*   Golden Bridge Investment & Securities Co., Ltd.....    15,300      10,674
#   Golfzon Co., Ltd...................................    46,941     717,656
#   Grand Korea Leisure Co., Ltd.......................    87,970   3,365,936
*   Green Cross Cell Corp..............................     7,799     160,179
    Green Cross Corp...................................    18,105   2,210,274
    Green Cross Holdings Corp..........................   114,530   1,423,069
*   Green Non-Life Insurance Co., Ltd..................    14,915          --
#   GS Engineering & Construction Corp.................   217,188   6,729,332
#   GS Global Corp.....................................    65,781     508,484
#   GS Holdings........................................   241,284  11,438,419
    GS Home Shopping, Inc..............................     6,605   1,702,274
#   GS retail Co., Ltd.................................    43,510   1,030,194
    Gwangju Shinsegae Co., Ltd.........................     2,914     657,591
#   Haesung Industrial Co., Ltd........................    11,094     579,359
#   Halla Corp.........................................    86,024     391,541
#   Halla Visteon Climate Control Corp.................   103,750   3,790,384
    Han Kuk Carbon Co., Ltd............................   138,400     972,492
    Hana Financial Group, Inc.......................... 1,071,129  40,530,850
#*  Hana Micron, Inc...................................    30,571     165,729
    Hana Tour Service, Inc.............................     4,598     304,773
#*  Hanall Biopharma Co., Ltd..........................    92,470     341,600
    Handok, Inc........................................    26,190     421,059
    Handsome Co., Ltd..................................    73,304   1,963,552
    Hanil Cement Co., Ltd..............................    18,961   1,598,268
    Hanil E-Wha Co., Ltd...............................   101,330   1,565,443
#*  Hanjin Heavy Industries & Construction Co., Ltd....   267,675   3,322,695
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................    67,825     693,380

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
*   Hanjin Kal Corp....................................  60,075 $1,311,952
#*  Hanjin P&C Co., Ltd................................ 106,545    126,401
#*  Hanjin Shipping Co., Ltd........................... 489,234  2,904,115
#*  Hanjin Shipping Holdings Co., Ltd..................  67,434    282,138
#   Hanjin Transportation Co., Ltd.....................  46,530  1,101,961
    Hankook Shell Oil Co., Ltd.........................   2,533    895,732
#   Hankook Tire Co., Ltd.............................. 141,074  8,075,716
#   Hankook Tire Worldwide Co., Ltd....................  32,246    634,285
*   Hankuk Glass Industries, Inc.......................   3,770     60,125
    Hankuk Paper Manufacturing Co., Ltd................  15,900    383,169
#*  Hanmi Pharm Co., Ltd...............................  24,370  3,158,660
#*  Hanmi Science Co., Ltd.............................  76,857    931,963
    Hanmi Semiconductor Co., Ltd.......................  48,770    495,700
#   Hansae Co., Ltd....................................  28,079    533,279
#   Hansae Yes24 Holdings Co., Ltd.....................  66,247    342,280
#   Hanshin Construction...............................   1,850     18,734
#   Hansol Chemical Co., Ltd...........................  47,490  1,216,382
#   Hansol CSN......................................... 176,540    485,019
#*  Hansol HomeDeco Co., Ltd........................... 315,632    566,349
    Hansol Paper Co.................................... 210,910  2,363,351
#*  Hansol Technics Co., Ltd...........................  72,264  1,481,486
    Hanssem Co., Ltd...................................  31,400  1,526,053
    Hanwha Chemical Corp............................... 402,092  7,382,001
    Hanwha Corp........................................ 206,692  6,955,566
*   Hanwha General Insurance Co., Ltd.................. 152,171    720,172
*   Hanwha Investment & Securities Co., Ltd............ 279,711    886,261
    Hanwha Life Insurance Co., Ltd..................... 724,630  4,939,193
    Hanwha Timeworld Co., Ltd..........................   8,040    232,914
*   Hanyang Eng Co., Ltd...............................  41,503    242,813
    Hanyang Securities Co., Ltd........................  18,020    103,941
#*  Harim Holdings Co., Ltd............................ 108,859    445,369
#   Heung-A Shipping Co., Ltd.......................... 491,863    610,440
*   Heungkuk Fire & Marine Insurance Co., Ltd..........  24,279     94,151
#   High Tech Pharm Co., Ltd...........................  22,952    308,087
#   Hite Jinro Co., Ltd................................ 174,665  3,477,273
#   Hitejinro Holdings Co., Ltd........................  38,694    413,714
#   HMC Investment Securities Co., Ltd.................  83,220    710,377
#*  HNK Machine Tool Co., Ltd..........................  18,022    174,604
#   Hotel Shilla Co., Ltd..............................  94,889  6,814,538
    HS R&A Co., Ltd....................................  11,450    170,783
#   Huchems Fine Chemical Corp.........................  77,115  1,643,325
    Humax Co., Ltd.....................................  56,332    609,232
#   Huons Co., Ltd.....................................  24,280    851,759
    Husteel Co., Ltd...................................  19,810    332,062
#   Huvis Corp.........................................  56,610    538,024
#   Huvitz Co., Ltd....................................   7,273    102,161
    Hwa Shin Co., Ltd..................................  90,040    913,108
    Hwacheon Machine Tool Co., Ltd.....................   4,514    215,421
    Hy-Lok Corp........................................  38,506    959,228
    Hyosung Corp....................................... 140,088  8,750,503
#*  Hyundai BNG Steel Co., Ltd.........................  49,510    693,738
#   Hyundai Corp.......................................  53,610  1,656,310
    Hyundai Department Store Co., Ltd..................  57,099  7,584,584

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CONTINUED


                                                          SHARES    VALUE++
                                                          ------- -----------
SOUTH KOREA -- (Continued)
#   Hyundai Development Co............................... 338,019 $ 7,621,291
#*  Hyundai Elevator Co., Ltd............................  24,211   1,045,788
#   Hyundai Engineering & Construction Co., Ltd.......... 188,389  10,182,841
#   Hyundai Engineering Plastics Co., Ltd................  88,540     573,516
#   Hyundai Glovis Co., Ltd..............................  20,093   4,243,684
#   Hyundai Greenfood Co., Ltd........................... 215,940   3,626,164
    Hyundai Heavy Industries Co., Ltd....................  93,876  19,402,400
    Hyundai Home Shopping Network Corp...................  17,726   2,988,734
    Hyundai Hy Communications & Networks Co., Ltd........ 164,030     862,772
    Hyundai Marine & Fire Insurance Co., Ltd............. 239,850   6,886,966
#*  Hyundai Merchant Marine Co., Ltd..................... 126,713   1,705,340
#   Hyundai Mipo Dockyard................................  25,099   4,026,470
    Hyundai Mobis........................................ 153,167  43,868,296
    Hyundai Motor Co..................................... 346,596  75,220,054
#   Hyundai Securities Co., Ltd.......................... 630,603   3,360,570
#   Hyundai Steel Co..................................... 235,714  16,601,768
    Hyundai Wia Corp.....................................  44,990   6,711,998
#   Hyunjin Materials Co., Ltd...........................  70,175     437,708
#*  HyVision System, Inc.................................  41,874     406,508
*   ICD Co., Ltd.........................................  49,851     512,415
#*  IHQ, Inc............................................. 100,930     230,561
#   Il Dong Pharmaceutical Co., Ltd......................  47,700     706,259
#   Iljin Display Co., Ltd...............................  44,150     556,372
#   Iljin Electric Co., Ltd..............................  91,124     604,099
    Iljin Holdings Co., Ltd..............................  20,780      83,194
#*  Iljin Materials Co., Ltd.............................  60,430     593,987
    Ilshin Spinning Co., Ltd.............................   6,425     687,909
#   Ilsung Pharmaceuticals Co., Ltd......................   3,008     214,260
    Ilyang Pharmaceutical Co., Ltd.......................  34,542     816,269
#   IM Co., Ltd..........................................  67,915     237,896
#   iMarketKorea, Inc....................................  56,730   1,534,757
#   iMBC Co., Ltd........................................  34,087     131,372
#   Industrial Bank of Korea............................. 742,530   8,570,070
#*  Infinitt Healthcare Co., Ltd.........................  39,177     273,861
#*  Infopia Co., Ltd.....................................  36,965     464,400
#*  Infraware, Inc.......................................  57,059     543,344
#*  InkTec Co., Ltd......................................  25,285     534,946
#   Innochips Technology, Inc............................  14,541     145,533
    InnoWireless, Inc....................................  22,924     268,618
#*  Innox Corp...........................................  37,014     746,168
    Intelligent Digital Integrated Securities Co., Ltd...  14,224     266,334
#*  Interflex Co., Ltd...................................  46,741     889,675
    Intergis Co., Ltd....................................   6,800      42,566
#   Interojo Co., Ltd....................................  11,512     228,997
#   Interpark Corp....................................... 141,004   1,797,376
    INTOPS Co., Ltd......................................  34,036     628,353
    Inzi Controls Co., Ltd...............................  44,490     187,167
#   INZI Display Co., Ltd................................ 124,958     189,086
#*  IS Dongseo Co., Ltd..................................  49,570     762,248
#   ISU Chemical Co., Ltd................................  59,670     680,100
#   IsuPetasys Co., Ltd.................................. 134,440     736,600
#   Jahwa Electronics Co., Ltd...........................  52,750     943,182
#*  JB Financial Group Co., Ltd.......................... 394,761   2,531,636

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   JCEntertainment Corp...............................  22,367 $   448,342
*   Jcontentree Corp...................................  73,589     224,036
#   Jeil Pharmaceutical Co.............................  32,320     442,037
*   Jeil Savings Bank..................................   3,200          --
#*  Jeju Semiconductor Corp............................  13,133      48,342
#   Jinsung T.E.C......................................  44,792     228,130
    JNK Heaters Co., Ltd...............................   4,807      35,622
#*  Joymax Co., Ltd....................................  15,619     327,142
#*  Jusung Engineering Co., Ltd........................ 101,143     484,060
#*  JVM Co., Ltd.......................................  15,006     758,441
    JW Holdings Co., Ltd............................... 155,003     355,964
#   JW Pharmaceutical Corp.............................  52,900     792,201
    JW Shinyak Corp....................................   7,039      25,685
*   JYP Entertainment Corp.............................  69,357     287,472
    Kangwon Land, Inc.................................. 166,590   5,235,836
    KB Financial Group, Inc............................ 527,260  18,106,115
*   KB Financial Group, Inc. ADR....................... 464,299  15,577,231
#   KC Cottrell Co., Ltd...............................  23,085     197,679
#   KC Green Holdings Co., Ltd.........................  63,780     311,977
#   KC Tech Co., Ltd................................... 107,916     552,687
    KCC Corp...........................................  19,339   8,807,543
#   KCC Engineering & Construction Co., Ltd............     228       4,732
*   KCO Energy, Inc....................................      70          --
#   KCP Co., Ltd.......................................  39,473     444,728
*   Keangnam Enterprises, Ltd..........................  40,855     169,988
#*  KEC Corp........................................... 359,677     264,300
#   KEPCO Engineering & Construction Co., Inc..........  27,769   1,747,153
    KEPCO Plant Service & Engineering Co., Ltd.........  29,820   1,558,131
#   Keyang Electric Machinery Co., Ltd................. 105,070     283,222
#   KG Chemical Corp...................................  29,760     473,045
#   Kginicis Co., Ltd..................................  39,046     671,575
#   KGMobilians Co., Ltd...............................  43,631     483,810
#*  KH Vatec Co., Ltd..................................  46,705   1,093,950
#   Kia Motors Corp.................................... 592,263  29,549,869
    KISCO Corp.........................................  18,248     453,714
    KISCO Holdings Co., Ltd............................   2,565      96,685
    Kishin Corp........................................  42,990     300,281
    KISWIRE, Ltd.......................................  25,982     855,342
#   KIWOOM Securities Co., Ltd.........................  53,536   2,712,381
*   KMH Co., Ltd.......................................  35,602     290,940
#*  KMW Co., Ltd.......................................  28,973     445,732
#*  Koentec Co., Ltd................................... 192,793     382,263
#   Koh Young Technology, Inc..........................  29,603     802,087
#   Kolao Holdings.....................................  52,804   1,098,533
    Kolon Corp.........................................  35,955     538,590
#*  Kolon Global Corp.................................. 171,150     483,564
    Kolon Industries, Inc..............................  99,076   4,634,056
#   Kolon Life Science, Inc............................  12,429     668,863
#*  Komipharm International Co., Ltd...................  81,956     581,912
#   KONA I Co., Ltd....................................  31,083   1,082,287
#   Kook Je Electric Korea Co., Ltd....................  17,745     295,477
#   Kook Soon Dang Brewery Co., Ltd....................  32,453     187,842
#   Korea Aerospace Industries, Ltd....................  71,680   2,119,401

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CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    Korea Airport Service Co., Ltd.....................   3,530 $    84,635
#   Korea Cast Iron Pipe Industries Co., Ltd...........   3,750      12,985
#*  Korea Circuit Co., Ltd.............................  54,405     608,008
#   Korea District Heating Corp........................  12,827     860,960
*   Korea Electric Power Corp.......................... 161,350   5,261,282
*   Korea Electric Power Corp. Sponsored ADR........... 451,080   7,357,115
    Korea Electric Terminal Co., Ltd...................  27,780   1,070,340
#   Korea Export Packaging Industrial Co., Ltd.........   7,820     162,405
#*  Korea Flange Co., Ltd..............................  16,100     177,598
    Korea Gas Corp.....................................  85,700   5,280,974
#*  Korea Info & Comm..................................  36,218     167,752
    Korea Investment Holdings Co., Ltd................. 200,610   7,341,924
#   Korea Kolmar Co., Ltd..............................  37,476     988,713
#   Korea Kolmar Holdings Co., Ltd.....................  33,914     445,635
*   Korea Petrochemical Ind Co., Ltd...................  15,818   1,102,608
#   Korea United Pharm, Inc............................  50,469     491,827
    Korea Zinc Co., Ltd................................  23,914   7,613,714
*   Korean Air Lines Co., Ltd.......................... 149,919   4,773,599
    Korean Reinsurance Co.............................. 474,615   4,987,551
#   Kortek Corp........................................  39,866     533,547
#   KPF................................................  40,895     215,241
    KPX Chemical Co., Ltd..............................   6,559     400,634
#*  KSCB Co., Ltd......................................  16,107      58,806
    KT Corp............................................   9,140     264,503
*   KT Corp. Sponsored ADR............................. 140,282   1,984,990
*   KT Hitel Co., Ltd..................................  39,808     310,422
    KT Skylife Co., Ltd................................  59,320   1,534,667
    KT&G Corp.......................................... 218,578  15,351,897
*   KTB Investment & Securities Co., Ltd............... 255,550     524,124
    Kukdo Chemical Co., Ltd............................  18,544     892,486
#   Kumho Electric Co., Ltd............................  17,168     420,060
#*  Kumho Industrial Co., Ltd..........................  26,157     263,033
#   Kumho Petro chemical Co., Ltd......................  38,059   3,079,541
#*  Kumho Tire Co., Inc................................ 207,462   2,659,169
    Kunsul Chemical Industrial Co., Ltd................  17,140     441,883
#   Kwang Dong Pharmaceutical Co., Ltd................. 204,270   1,413,149
#*  Kwang Myung Electric Engineering Co., Ltd.......... 213,320     463,636
#*  Kyeryong Construction Industrial Co., Ltd..........  16,700     132,442
    Kyobo Securities Co................................  93,840     409,011
#   Kyung Dong Navien Co., Ltd.........................  28,390     508,376
#   Kyung-In Synthetic Corp............................ 102,540     384,052
    Kyungbang, Ltd.....................................   3,142     327,125
#   Kyungchang Industrial Co., Ltd.....................  27,095     240,701
    KyungDong City Gas Co., Ltd........................   9,070     830,348
    Kyungdong Pharm Co., Ltd...........................  27,536     380,487
#   Kyungnam Energy Co., Ltd...........................  75,930     442,426
#   L&F Co., Ltd.......................................  28,349     214,925
#*  LB Semicon, Inc.................................... 171,662     332,312
#   LEENO Industrial, Inc..............................  35,988     905,122
    LG Chem, Ltd....................................... 101,850  24,398,119
    LG Corp............................................ 347,885  18,500,802
#*  LG Display Co., Ltd................................ 513,940  12,003,636
#*  LG Display Co., Ltd. ADR........................... 738,587   8,663,626

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   LG Electronics, Inc................................   407,937 $24,841,424
    LG Fashion Corp....................................    93,142   2,535,618
    LG Hausys, Ltd.....................................    31,965   4,643,474
#   LG Household & Health Care, Ltd....................    12,853   5,691,014
#*  LG Innotek Co., Ltd................................    50,731   3,987,429
    LG International Corp..............................   176,859   4,863,543
#*  LG Life Sciences, Ltd..............................    33,923   1,289,538
    LG Uplus Corp......................................   943,000   9,655,536
    LIG Insurance Co., Ltd.............................   193,840   5,673,018
    Livart Furniture Co., Ltd..........................    49,810     619,173
#   LMS Co., Ltd.......................................    21,203     358,470
#   Lock & Lock Co., Ltd...............................    69,930   1,434,844
#*  Logistics Energy Korea Co., Ltd....................   139,240     255,190
#   Lotte Chemical Corp................................    58,209  11,274,468
    Lotte Chilsung Beverage Co., Ltd...................     3,489   5,301,997
    Lotte Confectionery Co., Ltd.......................     3,210   5,592,991
    Lotte Food Co., Ltd................................     3,536   2,579,789
#   LOTTE Himart Co., Ltd..............................    37,300   2,686,838
*   Lotte Non-Life Insurance Co., Ltd..................   122,310     382,644
    Lotte Shopping Co., Ltd............................    42,845  15,157,327
#*  Lotte Tour Development Co., Ltd....................     8,870      67,953
    LS Corp............................................    79,633   6,212,953
    LS Industrial Systems Co., Ltd.....................    43,311   2,673,431
#*  Lumens Co., Ltd....................................   141,066   1,448,388
    Macquarie Korea Infrastructure Fund................ 1,319,929   7,395,441
#*  Macrogen, Inc......................................    12,304     352,897
#   Maeil Dairy Industry Co., Ltd......................    31,906   1,264,727
#   Mando Corp.........................................    63,887   7,136,102
#*  Medifron DBT Co., Ltd..............................    81,261     225,426
#*  Medipost Co., Ltd..................................    18,465   1,047,380
    Medy-Tox, Inc......................................    11,133   1,764,260
    MegaStudy Co., Ltd.................................    23,518   1,846,286
#   Melfas, Inc........................................    81,651     696,984
    Meritz Financial Group Inc.........................   156,757   1,083,946
    Meritz Fire & Marine Insurance Co., Ltd............   239,881   3,351,344
    Meritz Securities Co., Ltd.........................   970,730   1,604,027
    Mi Chang Oil Industrial Co., Ltd...................     2,155     143,920
    Mirae Asset Securities Co., Ltd....................   142,831   4,732,917
#*  Mirae Corp......................................... 1,100,963     305,782
*   Miwon Chemicals Co., Ltd...........................     1,200      37,843
*   Miwon Commercial Co., Ltd..........................       456      75,163
*   Miwon Specialty Chemical Co., Ltd..................       988     331,273
    MK Electron Co., Ltd...............................    78,648     306,117
#   MNTech Co., Ltd....................................    96,755     558,582
#   Modetour Network, Inc..............................    35,269     761,879
    Monalisa Co., Ltd..................................    28,400      61,738
    Moorim P&P Co., Ltd................................   131,700     616,246
#*  Moorim Paper Co., Ltd..............................    61,100     160,977
#   Motonic Corp.......................................    49,880     530,130
    Muhak Co., Ltd.....................................    10,927     188,941
#   Namhae Chemical Corp...............................   119,110     835,283
#*  Namsun Aluminum Co., Ltd...........................   138,696      83,368
    Namyang Dairy Products Co., Ltd....................     1,115     906,218

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CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    National Plastic Co................................  83,760 $   436,009
    Naver Corp.........................................  38,421  24,241,906
#   NCSoft Corp........................................  34,637   6,367,265
#*  Neowiz Games Corp..................................  66,931   1,048,633
*   NEOWIZ HOLDINGS Corp...............................  29,940     342,857
*   Neowiz Internet Corp...............................     102         968
#   NEPES Corp.........................................  89,855     679,666
#   Nexen Corp.........................................  21,396   1,556,366
#   Nexen Tire Corp.................................... 121,690   1,666,142
#*  Nexolon Co., Ltd................................... 368,840     401,636
    NH Investment & Securities Co., Ltd................ 123,838     569,373
#*  NHN Entertainment Corp.............................  17,676   1,246,377
    NICE Holdings Co., Ltd.............................  44,700     576,047
    NICE Information Service Co., Ltd..................   4,970      13,868
#   NK Co., Ltd........................................  86,300     275,231
    Nong Shim Holdings Co., Ltd........................   8,935     696,834
    NongShim Co., Ltd..................................  14,384   3,641,314
    Noroo Holdings Co., Ltd............................   4,310      73,123
#   OCI Co., Ltd.......................................  55,493   9,725,729
    OCI Materials Co., Ltd.............................  32,495     921,312
#*  OPTRON-TEC, Inc....................................  51,435     441,422
#*  Orientbio, Inc..................................... 265,298     141,457
#   Orion Corp/Republic of South Korea.................   7,365   5,989,779
*   OSANGJAIEL Co., Ltd................................  35,202     441,313
#*  Osstem Implant Co., Ltd............................  40,324   1,019,442
#*  Osung LST Co., Ltd.................................  99,271     134,482
    Ottogi Corp........................................   5,413   1,992,431
    Paik Kwang Industrial Co., Ltd.....................  94,868     250,429
#*  Pan Ocean Co., Ltd.................................  28,865     115,164
    Pan-Pacific Co., Ltd...............................  60,520     148,342
#*  PaperCorea, Inc.................................... 337,740     190,433
#   Paradise Co., Ltd..................................  88,480   2,253,156
#   Partron Co., Ltd................................... 122,328   1,526,717
#*  Pharmicell Co., Ltd................................ 154,381     514,525
    Poongsan Corp......................................  33,310     808,866
    POSCO..............................................  28,232   7,848,497
    POSCO ADR.......................................... 481,282  32,722,363
    POSCO Chemtech Co., Ltd............................   7,984     953,977
*   POSCO Coated & Color Steel Co., Ltd................   6,940      92,392
#   Posco ICT Co., Ltd................................. 142,938   1,031,506
#   Posco M-Tech Co., Ltd..............................  75,778     396,725
#*  Posco Plantec Co., Ltd.............................  58,940     339,711
#*  Power Logics Co., Ltd.............................. 127,617     475,638
#*  PSK, Inc...........................................  60,231     581,850
    Pulmuone Holdings Co., Ltd.........................   6,402     457,503
    Pyeong Hwa Automotive Co., Ltd.....................  60,163   1,169,640
#*  Redrover Co., Ltd..................................  48,738     420,271
    Reyon Pharmaceutical Co., Ltd......................     870      16,271
#   RFsemi Technologies, Inc...........................  20,093     177,763
#   RFTech Co., Ltd....................................  12,210     137,199
#*  Rocket Electric Co., Ltd........................... 114,930      53,355
    Romanson Co., Ltd..................................   2,266      19,881
#   S&T Corp...........................................   8,318     128,921

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CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
#   S&T Dynamics Co., Ltd.............................. 127,646 $  1,421,153
    S&T Holdings Co., Ltd..............................  28,657      411,449
#   S&T Motiv Co., Ltd.................................  44,540    1,146,212
#*  S&T Motors Co., Ltd................................ 360,460      211,405
    S-1 Corp...........................................  45,985    3,336,108
#   S-Energy Co., Ltd..................................  33,491      361,123
#   S-MAC Co., Ltd.....................................  59,874      575,547
#   S-Oil Corp......................................... 117,247    7,445,659
#   Saeron Automotive Corp.............................   3,180       27,800
#*  Sajo Industries Co., Ltd...........................  11,555      301,608
    Sam Young Electronics Co., Ltd.....................  52,430      458,382
#   Sam Yung Trading Co., Ltd..........................  53,574      901,604
*   Sambu Construction Co., Ltd........................   1,421        8,294
    Samchully Co., Ltd.................................  11,747    1,329,995
#   Samho Development Co., Ltd.........................  16,464       43,900
#   SAMHWA Paints Industrial Co., Ltd..................  42,710      458,570
#   Samick Musical Instruments Co., Ltd................ 283,360      553,807
    Samick THK Co., Ltd................................  38,420      302,668
    Samjin Pharmaceutical Co., Ltd.....................  51,035      773,923
#   Samkwang Glass.....................................  14,864      657,716
#   Samlip General Foods Co., Ltd......................  12,050      675,796
    Samsung C&T Corp................................... 478,605   26,028,402
    Samsung Card Co., Ltd..............................  43,208    1,397,380
    Samsung Climate Control Co., Ltd...................   4,190       31,563
#   Samsung Electro-Mechanics Co., Ltd................. 210,760   13,007,873
#   Samsung Electronics Co., Ltd....................... 247,268  292,816,800
#   Samsung Engineering Co., Ltd.......................  67,263    4,481,575
#   Samsung Fine Chemicals Co., Ltd....................  85,171    3,215,248
    Samsung Fire & Marine Insurance Co., Ltd........... 108,934   25,145,954
#   Samsung Heavy Industries Co., Ltd.................. 487,550   15,128,004
    Samsung Life Insurance Co., Ltd.................... 134,971   12,949,106
#   Samsung SDI Co., Ltd............................... 158,177   20,987,224
#   Samsung Securities Co., Ltd........................ 234,361    9,434,686
#   Samsung Techwin Co., Ltd...........................  97,200    4,765,477
#*  SAMT Co., Ltd......................................  46,980       96,714
#   Samwha Capacitor Co., Ltd..........................  11,760       62,470
#   Samyang Foods Co., Ltd.............................  23,280      608,978
    Samyang Genex Co., Ltd.............................   1,871      157,242
    Samyang Holdings Corp..............................  20,630    1,319,479
    Samyang Tongsang Co., Ltd..........................     720       17,339
#   Samyoung Chemical Co., Ltd......................... 158,910      299,908
#   Sangbo Corp........................................  50,896      570,051
#*  Sapphire Technology Co., Ltd.......................  19,375      712,820
#   Satrec Initiative Co., Ltd.........................   9,732      156,684
    SAVEZONE I&C Corp..................................  59,120      275,926
    SBS Contents Hub Co., Ltd..........................  28,407      405,462
#   SBS Media Holdings Co., Ltd........................ 205,410      920,273
#*  SBW................................................ 311,730      198,589
    Seah Besteel Corp..................................  75,680    1,659,137
#   SeAH Holdings Corp.................................   3,201      277,964
    SeAH Steel Corp....................................  12,454      947,951
    Sebang Co., Ltd....................................  50,010      888,365
#*  Seegene, Inc.......................................  17,845      991,683

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CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH KOREA -- (Continued)
#   Sejong Industrial Co., Ltd.........................    52,950 $   802,000
    Sempio Foods Co....................................    11,951     272,009
#*  Seobu T&D..........................................    50,240     910,227
#   Seohan Co., Ltd....................................   338,191     526,054
#*  Seohee Construction Co., Ltd.......................   720,013     416,343
*   Seong An Co., Ltd..................................   150,840      92,011
#   Seoul Semiconductor Co., Ltd.......................    72,407   3,088,726
    Seowon Co., Ltd....................................    55,740      86,638
    SEOWONINTECH Co., Ltd..............................    33,606     429,828
*   Seshin Co., Ltd....................................     2,000          --
#*  Sewon Cellontech Co., Ltd..........................   136,564     321,886
    Sewon Precision Industry Co., Ltd..................     2,160      54,880
#   SEWOONMEDICAL Co., Ltd.............................    64,943     276,107
#   SFA Engineering Corp...............................    27,038   1,137,851
#*  SG Corp............................................   629,380     354,411
#*  SH Energy & Chemical Co., Ltd......................   428,820     285,738
    Shin Poong Pharmaceutical Co., Ltd.................   160,213     718,335
#*  Shine Co., Ltd.....................................    34,294     303,192
    Shinhan Financial Group Co., Ltd...................   587,965  24,812,392
#*  Shinhan Financial Group Co., Ltd. ADR..............   387,122  16,022,980
#*  Shinil Industrial Co., Ltd.........................   123,260     168,871
    Shinsegae Co., Ltd.................................    39,834   8,505,113
    Shinsegae Information & Communication Co., Ltd.....     3,395     252,086
#   Shinsegae International Co., Ltd...................    10,520     817,043
#*  Shinsung Solar Energy Co., Ltd.....................   279,163     297,294
#*  Shinsung Tongsang Co., Ltd.........................   335,110     288,781
*   Shinwha Intertek Corp..............................     4,341      10,537
#*  Shinwon Corp.......................................    69,550      84,972
    Shinyoung Securities Co., Ltd......................    11,600     429,686
#*  Signetics Corp.....................................   189,980     389,254
#   SIGONG TECH Co., Ltd...............................    58,961     172,859
#   Silicon Works Co., Ltd.............................    50,785   1,077,179
#   Silla Co., Ltd.....................................    37,814     872,053
#   Simm Tech Co., Ltd.................................   123,246     708,398
    SIMPAC, Inc........................................    78,380     516,781
    Sindoh Co., Ltd....................................     8,629     497,699
    SJM Co., Ltd.......................................    42,434     397,857
*   SK Broadband Co., Ltd..............................   658,639   2,892,634
    SK C&C Co., Ltd....................................    50,854   5,876,568
#   SK Chemicals Co., Ltd..............................    82,415   4,474,999
#*  SK Communications Co., Ltd.........................    84,467     550,135
    SK Gas, Ltd........................................    19,688   1,327,065
    SK Holdings Co., Ltd...............................    98,915  16,471,579
*   SK Hynix, Inc......................................   715,371  24,926,333
    SK Innovation Co., Ltd.............................   231,162  27,052,933
    SK Networks Co., Ltd...............................   754,942   5,908,690
*   SK Securities Co., Ltd............................. 1,341,830     889,155
    SK Telecom Co., Ltd................................     9,434   1,900,812
#   SK Telecom Co., Ltd. ADR...........................   170,500   3,740,770
#   SKC Co., Ltd.......................................   106,000   3,034,460
    SL Corp............................................    79,470   1,273,634
#*  SM Culture & Contents Co., Ltd.....................   113,333     284,470
#*  SM Entertainment Co................................    43,519   1,850,371

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CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Solborn, Inc.......................................  21,776 $   74,352
*   Solco Biomedical Co., Ltd.......................... 276,795    184,916
    Songwon Industrial Co., Ltd........................  78,900    695,429
#*  Sonokong Co., Ltd..................................  58,186    131,033
#   Soosan Heavy Industries Co., Ltd...................  11,350     13,281
    Soulbrain Co., Ltd.................................  12,368    472,156
*   Ssangyong Cement Industrial Co., Ltd............... 110,187    778,837
    Steel Flower Co., Ltd..............................  18,742     90,913
#*  STS Semiconductor & Telecommunications............. 102,903    357,148
#   STX Corp. Co., Ltd................................. 196,258    301,364
#*  STX Engine Co., Ltd................................ 110,220    393,896
#*  STX Offshore & Shipbuilding Co., Ltd............... 112,227    554,114
#   Suheung Capsule Co., Ltd...........................  31,130  1,038,732
    Sun Kwang Co., Ltd.................................   8,392    137,465
    Sung Kwang Bend Co., Ltd...........................  48,788  1,034,190
*   Sungchang Enterprise Holdings, Ltd.................  23,520    381,649
*   Sungshin Cement Co., Ltd...........................  57,890    378,995
#   Sungwoo Hitech Co., Ltd............................ 170,618  2,440,328
#   Sunjin Co., Ltd....................................  25,747    634,056
#*  Sunny Electronics Corp.............................  57,240    237,013
#*  Suprema, Inc.......................................  40,390    957,679
#*  Synopex, Inc....................................... 294,929    443,305
    Tae Kyung Industrial Co., Ltd......................  73,750    326,465
    Taekwang Industrial Co., Ltd.......................   2,016  2,638,997
#*  Taesan LCD Co., Ltd................................  52,784    130,438
*   Taewoong Co., Ltd..................................  43,882  1,074,470
    Taeyoung Engineering & Construction Co., Ltd....... 205,460  1,036,318
#*  Taihan Electric Wire Co., Ltd...................... 465,434    893,026
#   Tailim Packaging Industrial Co., Ltd............... 146,790    269,069
    TCC Steel..........................................  43,300    134,761
    TechWing, Inc......................................  11,780     72,964
#*  Tera Resource Co., Ltd............................. 791,455     37,642
#*  Tera Semicon Co., Ltd..............................  22,914    358,645
#   TES Co Ltd/Korea...................................  20,552    223,549
#*  Theall Medi Bio....................................  55,770    117,308
#*  Theragen Etex Co., Ltd.............................  55,545    332,853
#*  TK Chemical Corp................................... 221,149    380,049
#   Tong Yang Moolsan Co., Ltd.........................  20,210    154,832
    Tongyang Life Insurance............................ 188,370  1,906,962
#   TONGYANG Securities, Inc........................... 193,093    425,032
*   Top Engineering Co., Ltd...........................  31,343    121,192
#*  Toptec Co., Ltd....................................  27,133    320,135
#   Tovis Co., Ltd.....................................  62,975    320,814
#*  Trais Co., Ltd.....................................  52,841    137,348
    TS Corp............................................  18,260    474,387
#*  UBCare Co., Ltd....................................  53,804    147,632
#   Ubiquoss, Inc......................................  56,595    445,971
#*  Ubivelox, Inc......................................  11,104    173,249
#   UI Display Co., Ltd................................  20,641    190,410
#   Uju Electronics Co., Ltd...........................  32,892    493,225
#   Unid Co., Ltd......................................  17,852    991,744
#   Union Steel........................................   9,090    126,899
#*  Uniquest Corp......................................  21,430    292,511

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CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
#*  Unison Co., Ltd..................................    106,124 $      250,561
#   Value Added Technologies Co., Ltd................     26,937        321,593
#*  VGX International, Inc...........................    104,335        134,297
#   Vieworks Co., Ltd................................     25,514        588,772
#   Visang Education, Inc............................     29,286        318,868
#*  Webzen, Inc......................................     44,112        266,823
#*  WeMade Entertainment Co., Ltd....................     28,607      1,118,907
#   Whanin Pharmaceutical Co., Ltd...................     42,680        488,056
#*  WillBes & Co. (The)..............................    246,890        227,436
#*  WiSoL Co., Ltd...................................     40,461        366,902
#*  WONIK CUBE Corp..................................     46,904        105,386
*   Wonik IPS Co., Ltd...............................    140,197      1,286,261
#   Woojeon & Handan Co., Ltd........................     82,688        562,863
#*  Woongjin Chemical Co., Ltd.......................    119,546      1,195,482
#*  Woongjin Energy Co., Ltd.........................    261,630        533,159
*   Woongjin Holdings Co., Ltd.......................      2,627          8,593
#*  Woongjin Thinkbig Co., Ltd.......................     97,668        628,158
    Wooree ETI Co., Ltd..............................    151,114        363,464
    Woori Finance Holdings Co., Ltd..................  1,411,110     16,143,341
*   Woori Finance Holdings Co., Ltd. ADR.............      1,818         61,685
#   Woori Financial Co., Ltd.........................     53,026      1,022,855
    Woori Investment & Securities Co., Ltd...........    687,625      5,802,535
#*  Woori Investment Bank............................    984,790        515,285
#   WooSung Feed Co., Ltd............................     85,910        240,288
#   Y G-1 Co., Ltd...................................     60,534        519,298
    YESCO Co., Ltd...................................     12,670        427,141
#   YG Entertainment, Inc............................     21,999      1,223,732
#   Yoosung Enterprise Co., Ltd......................    110,821        421,493
    YooSung T&S Co., Ltd.............................     60,732         97,275
    Youlchon Chemical Co., Ltd.......................     56,010        621,521
    Young Heung Iron & Steel Co., Ltd................    124,450        217,786
    Young Poong Corp.................................      2,442      2,772,559
    Young Poong Precision Corp.......................     50,963        453,183
#   Youngone Corp....................................     67,250      2,418,918
    Youngone Holdings Co., Ltd.......................     22,378      1,507,165
    Yuhan Corp.......................................     30,599      5,548,460
    YuHwa Securities Co., Ltd........................      4,830         53,228
#*  Yungjin Pharmaceutical Co., Ltd..................    327,963        509,711
                                                                 --------------
TOTAL SOUTH KOREA....................................             1,914,386,972
                                                                 --------------
TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd.......................  1,057,000      2,375,520
    Ability Enterprise Co., Ltd......................  2,302,893      1,462,094
    AcBel Polytech, Inc..............................  1,805,468      1,872,116
    Accton Technology Corp...........................  3,045,369      1,645,292
#   Ace Pillar Co., Ltd..............................    259,617        226,890
#*  Acer, Inc........................................ 14,203,127      8,388,714
#   ACES Electronic Co., Ltd.........................    478,000        413,388
    ACHEM TECHNOLOGY Corp............................  1,092,264        724,199
#*  Acme Electronics Corp............................    311,186        511,133
#   Acter Co., Ltd...................................    200,000        791,603
*   Action Electronics Co., Ltd......................    920,977        195,415
    Actron Technology Corp...........................    226,200        798,511

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Adlink Technology, Inc.............................    458,295 $   710,943
#   Advanced Ceramic X Corp............................    214,000     979,466
*   Advanced Connectek, Inc............................    492,000     230,039
    Advanced International Multitech Co., Ltd..........    610,000     641,304
    Advanced Semiconductor Engineering, Inc............ 15,664,750  14,353,243
#   Advanced Semiconductor Engineering, Inc. ADR.......    823,972   3,724,353
*   Advanced Wireless Semiconductor Co.................     46,000      21,896
#   Advancetek Enterprise Co., Ltd.....................    718,896     862,528
    Advantech Co., Ltd.................................    693,440   4,330,066
*   AGV Products Corp..................................  3,449,407   1,025,449
#   AimCore Technology Co., Ltd........................    310,402     368,292
    Airtac International Group.........................    356,490   3,216,216
    Alcor Micro Corp...................................    463,000     522,923
#   ALI Corp...........................................  1,942,000   1,979,295
#   Allis Electric Co., Ltd............................    329,000     105,654
#   Alltop Technology Co., Ltd.........................     85,000      74,812
    Alpha Networks, Inc................................  2,047,000   1,663,096
    Altek Corp.........................................  2,399,085   2,259,185
#   Ambassador Hotel (The).............................  1,489,000   1,446,656
#   AMPOC Far-East Co., Ltd............................    540,567     428,227
#   AmTRAN Technology Co., Ltd.........................  4,866,944   3,138,270
    Anpec Electronics Corp.............................    678,000     513,018
    Apacer Technology, Inc.............................    706,918     657,886
#   APCB, Inc..........................................    747,000     474,775
#   Apex Biotechnology Corp............................    439,625     973,119
#   Apex International Co., Ltd........................    303,000     397,845
    Apex Medical Corp..................................    332,463     348,746
#   Apex Science & Engineering.........................    591,041     355,571
#   Arcadyan Technology Corp...........................    570,137     978,594
#   Ardentec Corp......................................  2,306,646   1,897,255
*   Arima Communications Corp..........................  1,225,153     563,969
    Asia Cement Corp...................................  7,632,015   9,360,652
#*  Asia Optical Co., Inc..............................  1,502,000   1,568,906
#   Asia Plastic Recycling Holding, Ltd................    349,056   1,023,581
#   Asia Polymer Corp..................................  1,938,200   1,648,092
    Asia Vital Components Co., Ltd.....................  1,744,864   1,134,607
#   ASROCK, Inc........................................    176,000     668,375
#   Astro Corp.........................................    140,000     193,822
#   Asustek Computer, Inc..............................  3,011,861  27,632,531
#   Aten International Co., Ltd........................    444,715   1,308,658
#*  AU Optronics Corp.................................. 33,279,497   9,671,508
#*  AU Optronics Corp. Sponsored ADR...................  1,500,152   4,140,420
    Audix Corp.........................................    622,969     637,940
    AURAS Technology Co., Ltd..........................    115,822      87,789
    Aurora Corp........................................    407,226     814,774
    AV Tech Corp.......................................    201,000     558,003
    Avermedia Technologies.............................  1,223,037     539,942
*   Avision, Inc.......................................    904,263     295,179
#   AVY Precision Technology, Inc......................    266,000     409,167
#   Awea Mechantronic Co., Ltd.........................    176,774     240,871
    Bank of Kaohsiung..................................  2,231,495     697,684
#   Basso Industry Corp................................    621,427     613,836
*   BenQ Materials Corp................................    819,000     989,102

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CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   BES Engineering Corp...............................  9,084,050 $ 2,569,002
    Bin Chuan Enterprise Co., Ltd......................    263,530     185,589
#   Bionet Corp........................................    260,000     372,291
    Biostar Microtech International Corp...............    896,712     417,531
#   Bizlink Holding, Inc...............................    247,000   1,035,198
    Boardtek Electronics Corp..........................    760,000     872,812
*   Bright Led Electronics Corp........................    657,180     391,654
    C Sun Manufacturing, Ltd...........................    835,740     558,343
    Cameo Communications, Inc..........................  1,245,116     388,030
#   Capella Microsystems Taiwan, Inc...................    205,234     727,388
    Capital Securities Corp............................ 10,995,210   4,270,621
#   Career Technology MFG. Co., Ltd....................  1,875,000   1,959,120
    Carnival Industrial Corp...........................  1,889,000     527,483
#*  Carry Technology Co,. Ltd..........................    342,000     273,509
#   Catcher Technology Co., Ltd........................  2,233,872  14,817,662
    Cathay Chemical Works..............................     35,000      20,910
    Cathay Financial Holding Co., Ltd.................. 17,445,238  26,234,208
    Cathay Real Estate Development Co., Ltd............  4,409,000   2,634,279
    Celxpert Energy Corp...............................    108,000      54,591
#*  Center Laboratories, Inc...........................    367,146     734,870
    Central Reinsurance Co., Ltd.......................    554,774     263,493
#   ChainQui Construction Development Co., Ltd.........    425,464     346,020
    Chaintech Technology Corp..........................    177,743     270,752
*   Champion Building Materials Co., Ltd...............  2,178,390     896,874
*   Chang Ho Fibre Corp................................     49,000      16,708
    Chang Hwa Commercial Bank.......................... 20,873,499  12,343,622
    Chang Wah Electromaterials, Inc....................    258,800     714,602
#   Channel Well Technology Co., Ltd...................    463,000     248,617
    Charoen Pokphand Enterprise........................    944,000     491,094
    Chaun-Choung Technology Corp.......................    437,000   1,469,914
#   CHC Resources Corp.................................    287,135     642,743
    Chen Full International Co., Ltd...................    603,000     498,085
#   Chenbro Micom Co., Ltd.............................    237,000     264,458
    Cheng Loong Corp...................................  5,540,160   2,601,892
    Cheng Shin Rubber Industry Co., Ltd................  4,136,508  10,487,730
    Cheng Uei Precision Industry Co., Ltd..............  2,600,630   5,514,747
#*  Chenming Mold Industry Corp........................    542,708     394,841
#   Chia Chang Co., Ltd................................    817,000   1,029,842
*   Chia Hsin Cement Corp..............................  2,422,747   1,238,148
    Chicony Electronics Co., Ltd.......................  1,654,810   4,223,572
    Chien Kuo Construction Co., Ltd....................  1,808,706     824,506
*   Chien Shing Stainless Steel Co., Ltd...............    350,000      47,903
#   Chilisin Electronics Corp..........................    597,201     532,771
#   Chime Ball Technology Co., Ltd.....................    174,000     391,272
#   Chimei Materials Technology Corp...................    999,000   1,315,729
    Chin-Poon Industrial Co., Ltd......................  1,975,617   3,266,573
*   China Airlines, Ltd................................ 14,771,057   5,195,844
    China Chemical & Pharmaceutical Co., Ltd...........  1,614,000   1,211,566
    China Development Financial Holding Corp........... 58,459,924  17,008,121
#   China Ecotek Corp..................................    160,000     396,221
#   China Electric Manufacturing Corp..................  1,525,220     679,459
    China General Plastics Corp........................  1,957,160   1,025,973
    China Glaze Co., Ltd...............................    719,162     387,640

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CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    China Life Insurance Co., Ltd....................... 11,187,695 $10,661,979
*   China Man-Made Fiber Corp...........................  7,151,662   2,882,687
    China Metal Products................................  1,385,476   1,692,591
#   China Motor Corp....................................  3,476,716   3,223,897
#   China Petrochemical Development Corp................ 12,584,325   5,552,145
    China Steel Chemical Corp...........................    365,998   2,028,988
#   China Steel Corp.................................... 29,374,942  25,233,440
    China Steel Structure Co., Ltd......................    633,000     703,151
    China Synthetic Rubber Corp.........................  2,746,818   2,531,215
*   China United Trust & Investment Corp................     50,053          --
*   China Wire & Cable Co., Ltd.........................    884,000     392,890
#   Chinese Gamer International Corp....................    197,000     340,138
    Chinese Maritime Transport, Ltd.....................    665,460     848,516
#   Chipbond Technology Corp............................  2,322,000   3,540,048
#   Chong Hong Construction Co..........................    511,551   1,375,646
    Chroma ATE, Inc.....................................  1,258,705   2,704,520
*   Chun YU Works & Co., Ltd............................  1,095,000     409,098
    Chun Yuan Steel.....................................  2,165,177     814,278
    Chung Hsin Electric & Machinery Manufacturing Corp..  2,598,000   1,719,488
*   Chung Hung Steel Corp...............................  4,887,926   1,378,223
*   Chung Hwa Pulp Corp.................................  2,760,530     839,293
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd......    272,000     448,815
*   Chunghwa Picture Tubes, Ltd......................... 15,894,759     907,398
    Chunghwa Telecom Co., Ltd...........................  2,437,000   7,305,138
#   Chunghwa Telecom Co., Ltd. ADR......................    407,801  11,989,349
#*  Chyang Sheng Dyeing & Finishing Co., Ltd............    667,000     360,144
    Cleanaway Co., Ltd..................................    172,000   1,052,190
    Clevo Co............................................  2,019,482   4,161,593
#*  CMC Magnetics Corp.................................. 16,265,210   2,596,703
#   CoAsia Microelectronics Corp........................    533,400     270,388
    Collins Co., Ltd....................................    712,078     255,431
    Compal Electronics, Inc............................. 22,487,560  16,717,267
    Compeq Manufacturing Co., Ltd.......................  6,243,000   3,470,840
*   Concord Securities Corp.............................    963,000     275,140
    Continental Holdings Corp...........................  2,545,667     911,510
    Coretronic Corp.....................................  4,529,000   4,195,384
*   Cosmo Electronics Corp..............................    271,245     321,152
*   Cosmos Bank Taiwan..................................  1,441,164     758,517
    Coxon Precise Industrial Co., Ltd...................    641,000   1,006,777
#   Creative Sensor, Inc................................    389,000     250,424
#*  Crystalwise Technology, Inc.........................    640,000     674,507
    CSBC Corp. Taiwan...................................  2,729,150   1,755,613
    CTBC Financial Holding Co., Ltd..................... 46,193,191  30,408,270
    CTCI Corp...........................................  2,467,896   3,356,271
#   CviLux Corp.........................................    352,672     428,438
#   Cyberlink Corp......................................    475,504   1,348,146
    CyberPower Systems, Inc.............................    219,000     502,035
#   CyberTAN Technology, Inc............................  1,456,873   1,520,985
    D-Link Corp.........................................  4,296,924   2,720,414
#   DA CIN Construction Co., Ltd........................    785,809     701,992
#*  Da-Li Construction Co., Ltd.........................    377,044     424,648
    Dafeng TV, Ltd......................................    252,320     436,232
    Darfon Electronics Corp.............................  1,537,700   1,026,314

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EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Davicom Semiconductor, Inc.........................    359,392 $   256,703
#   Daxin Materials Corp...............................    218,000     451,849
#   De Licacy Industrial Co., Ltd......................    139,000      58,755
    Delpha Construction Co., Ltd.......................  1,153,754     447,073
    Delta Electronics, Inc.............................  2,444,163  13,376,525
    Depo Auto Parts Ind Co., Ltd.......................    517,634   1,958,447
    DFI, Inc...........................................    353,571     404,566
#   Dimerco Express Corp...............................    454,000     296,796
#   DYNACOLOR, Inc.....................................    209,000     488,678
*   Dynamic Electronics Co., Ltd.......................  1,717,583     620,622
#   Dynapack International Technology Corp.............    696,000   1,877,776
#*  E Ink Holdings, Inc................................  5,510,000   2,940,589
    E-Lead Electronic Co., Ltd.........................    314,846     628,458
    E-LIFE MALL Corp...................................    329,000     677,920
#*  E-Ton Solar Tech Co., Ltd..........................  2,310,168   1,323,938
    E.Sun Financial Holding Co., Ltd................... 22,256,756  13,798,405
*   Eastern Media International Corp...................  2,511,270   1,192,379
#   Eclat Textile Co., Ltd.............................    424,745   4,642,473
    Edimax Technology Co., Ltd.........................  1,081,423     452,207
#   Edison Opto Corp...................................    549,000     657,469
    Edom Technology Co., Ltd...........................    215,600     106,754
    eGalax_eMPIA Technology, Inc.......................    188,790     556,002
#   Elan Microelectronics Corp.........................  1,690,323   2,919,602
    Elite Advanced Laser Corp..........................    354,000     868,088
    Elite Material Co., Ltd............................  1,733,839   1,487,574
#   Elite Semiconductor Memory Technology, Inc.........  1,364,390   1,603,745
    Elitegroup Computer Systems Co., Ltd...............  2,817,487   1,658,604
    eMemory Technology, Inc............................    300,000     925,375
#   ENG Electric Co., Ltd..............................    702,247     610,183
    EnTie Commercial Bank..............................  2,149,166   1,043,528
*   Entire Technology Co., Ltd.........................     12,000      12,173
*   Episil Technologies, Inc...........................  1,721,000     566,367
#   Epistar Corp.......................................  4,551,898  10,115,396
    Eternal Chemical Co., Ltd..........................  3,582,211   3,347,531
*   Etron Technology, Inc..............................  2,366,000   1,038,252
*   Eva Airways Corp...................................  7,257,712   3,861,393
*   Everest Textile Co., Ltd...........................  1,477,064     488,117
    Evergreen International Storage & Transport Corp...  3,362,000   2,260,548
*   Evergreen Marine Corp. Taiwan, Ltd.................  9,340,472   5,478,573
    Everlight Chemical Industrial Corp.................  2,004,042   1,629,020
#   Everlight Electronics Co., Ltd.....................  2,020,570   4,803,133
#*  Everspring Industry Co., Ltd.......................    963,000     721,395
#   Excelsior Medical Co., Ltd.........................    526,049     974,546
    Far Eastern Department Stores, Ltd.................  4,323,530   3,930,854
#   Far Eastern International Bank.....................  9,843,301   3,837,267
    Far Eastern New Century Corp....................... 10,988,304  11,330,774
    Far EasTone Telecommunications Co., Ltd............  4,130,000   8,113,657
    Faraday Technology Corp............................  1,454,822   1,826,324
#*  Farglory F T Z Investment Holding Co., Ltd.........    529,000     441,375
#   Farglory Land Development Co., Ltd.................  1,612,105   2,581,890
    Federal Corp.......................................  2,546,227   1,915,205
    Feedback Technology Corp...........................    215,000     386,261
    Feng Hsin Iron & Steel Co..........................  1,901,131   3,252,938

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Feng TAY Enterprise Co., Ltd.......................  1,083,163 $ 2,437,400
    Fine Blanking & Tool Co., Ltd......................     23,000      34,327
#   Firich Enterprises Co., Ltd........................    550,282   2,202,472
#*  First Copper Technology Co., Ltd...................  1,044,000     361,657
    First Financial Holding Co., Ltd................... 30,386,969  18,166,320
    First Hotel........................................    824,274     532,439
#   First Insurance Co., Ltd...........................  1,501,640     994,912
    First Steamship Co., Ltd...........................  2,017,838   1,245,771
#   FLEXium Interconnect, Inc..........................    753,910   2,268,639
#   Flytech Technology Co., Ltd........................    357,838   1,205,078
    Forhouse Corp......................................  2,181,304     827,039
    Formosa Advanced Technologies Co., Ltd.............    901,000     517,593
    Formosa Chemicals & Fibre Corp.....................  8,061,198  21,114,272
#*  Formosa Epitaxy, Inc...............................  2,501,797   1,494,000
    Formosa International Hotels Corp..................    106,180   1,171,901
#*  Formosa Laboratories, Inc..........................    237,178     565,394
    Formosa Oilseed Processing.........................    307,891     114,628
#   Formosa Optical Technology Co., Ltd................    199,000     669,931
#   Formosa Petrochemical Corp.........................  1,883,000   4,748,037
    Formosa Plastics Corp..............................  8,406,770  21,589,799
    Formosa Taffeta Co., Ltd...........................  3,607,460   3,812,738
    Formosan Rubber Group, Inc.........................  2,766,000   2,537,177
    Formosan Union Chemical............................  1,444,401     691,565
#   Fortune Electric Co., Ltd..........................    644,304     378,646
    Founding Construction & Development Co., Ltd.......  1,003,636     632,964
#   Foxconn Technology Co., Ltd........................  3,677,083   8,260,219
    Foxlink Image Technology Co., Ltd..................    711,000     475,287
*   Froch Enterprise Co., Ltd..........................    818,000     257,775
    FSP Technology, Inc................................  1,066,414   1,059,499
    Fubon Financial Holding Co., Ltd................... 16,386,387  23,117,223
#   Fullerton Technology Co., Ltd......................    551,670     487,384
#*  Fulltech Fiber Glass Corp..........................  1,625,540     617,274
    Fwusow Industry Co., Ltd...........................    850,334     409,612
#   G Shank Enterprise Co., Ltd........................  1,119,445     844,466
#   G Tech Optoelectronics Corp........................  1,004,000   1,269,966
*   Gallant Precision Machining Co., Ltd...............    895,000     358,718
*   Gamania Digital Entertainment Co., Ltd.............    528,000     482,337
    GEM Terminal Industrial Co., Ltd...................    313,938     144,208
#   Gemtek Technology Corp.............................  1,890,574   1,848,267
    General Plastic Industrial Co., Ltd................    220,684     239,074
#*  Genesis Photonics, Inc.............................  1,429,103     741,800
#   Genius Electronic Optical Co., Ltd.................    308,810     942,691
#   Genmont Biotech, Inc...............................    263,000     362,024
#   GeoVision, Inc.....................................    151,615     886,691
#   Getac Technology Corp..............................  2,426,281   1,199,722
    Giant Manufacturing Co., Ltd.......................    553,363   3,494,320
#*  Giantplus Technology Co., Ltd......................  1,114,000     335,179
#   Giga Solar Materials Corp..........................     67,850   1,138,224
    Giga Solution Tech Co., Ltd........................    565,044     316,255
    Gigabyte Technology Co., Ltd.......................  2,801,750   3,697,479
#*  Gigastorage Corp...................................  1,812,728   2,087,240
#*  Gintech Energy Corp................................  2,452,784   2,492,535
#*  Global Brands Manufacture, Ltd.....................  1,752,973     630,412

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Global Lighting Technologies, Inc..................    402,000 $   437,218
    Global Mixed Mode Technology, Inc..................    444,000   1,242,892
#   Global Unichip Corp................................    443,000   1,093,497
#*  Globe Union Industrial Corp........................  1,104,019     728,519
#   Gloria Material Technology Corp....................  2,712,851   2,001,705
#*  Glotech Industrial Corp............................     62,000      13,685
*   Gold Circuit Electronics, Ltd......................  2,552,747     612,177
    Goldsun Development & Construction Co., Ltd........  8,198,672   3,286,733
    Good Will Instrument Co., Ltd......................    189,290     117,775
#   Gourmet Master Co., Ltd............................    192,000   1,158,626
    Grand Pacific Petrochemical........................  6,040,000   4,373,911
    Grape King Bio Ltd.................................    363,000   1,577,684
    Great China Metal Industry.........................    886,000   1,092,716
    Great Taipei Gas Co., Ltd..........................  1,390,000   1,058,588
    Great Wall Enterprise Co., Ltd.....................  2,322,921   2,008,541
#*  Green Energy Technology, Inc.......................  1,553,640   1,544,740
#*  GTM Corp...........................................    705,000     462,431
    Gudeng Precision Industrial Co., Ltd...............    136,300     238,369
#   Hannstar Board Corp................................  1,545,875     580,557
#*  HannStar Display Corp.............................. 17,388,631   5,914,390
*   HannsTouch Solution, Inc...........................  4,467,262   1,345,725
*   Harvatek Corp......................................    888,316     475,607
#   Hey Song Corp......................................  1,564,500   1,622,557
#   Hi-Clearance, Inc..................................    124,000     364,692
    Highwealth Construction Corp.......................  1,434,682   2,875,603
#   Hiroca Holdings, Ltd...............................    240,300     864,686
#*  HiTi Digital, Inc..................................    740,975     771,625
    Hitron Technology, Inc.............................  1,239,300     697,497
    Hiwin Technologies Corp............................    456,238   4,129,794
*   Hiyes International Co., Ltd.......................      2,260       4,028
    Ho Tung Chemical Corp..............................  4,952,545   2,316,945
#*  Hocheng Corp.......................................  1,565,300     520,464
    Hold-Key Electric Wire & Cable Co., Ltd............    266,901      84,524
    Holiday Entertainment Co., Ltd.....................    264,400     315,225
    Holtek Semiconductor, Inc..........................    840,000   1,595,715
    Holy Stone Enterprise Co., Ltd.....................  1,169,822   1,622,291
    Hon Hai Precision Industry Co., Ltd................ 28,966,623  80,920,756
#   Hong Ho Precision Textile Co., Ltd.................    247,000     240,614
    Hong TAI Electric Industrial.......................  1,327,000     433,423
    Hong YI Fiber Industry Co..........................     55,680      19,179
    Horizon Securities Co., Ltd........................  2,822,000     952,936
#   Hota Industrial Manufacturing Co., Ltd.............    751,115   1,127,835
#   Hotai Motor Co., Ltd...............................    407,000   4,940,146
#*  Howarm Construction Co., Ltd.......................  1,029,310     879,438
    Hsin Kuang Steel Co., Ltd..........................  1,504,783     953,400
#   Hsin Yung Chien Co., Ltd...........................    150,000     397,975
    Hsing TA Cement Co.................................    335,000     130,627
#   HTC Corp...........................................  3,224,619  14,460,242
#   Hu Lane Associate, Inc.............................    343,688     978,807
    HUA ENG Wire & Cable...............................  2,557,000     961,851
    Hua Nan Financial Holdings Co., Ltd................ 23,076,435  12,998,543
#   Huaku Development Co., Ltd.........................  1,272,400   3,117,473
    Huang Hsiang Construction Co.......................    450,735     725,865

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Hung Ching Development & Construction Co., Ltd.....    681,000 $   398,707
    Hung Poo Real Estate Development Corp..............  1,651,554   1,593,178
#   Hung Sheng Construction Co., Ltd...................  2,873,900   2,112,188
#   Huxen Corp.........................................    239,072     390,871
*   Hwa Fong Rubber Co., Ltd...........................  1,439,561     926,130
    I-Chiun Precision Industry Co., Ltd................  1,091,211     694,140
    I-Sheng Electric Wire & Cable Co., Ltd.............    621,000     866,062
    Ibase Technology, Inc..............................    488,987     732,612
    Ichia Technologies, Inc............................  1,950,255   1,150,150
#   ICP Electronics, Inc...............................    986,055   1,706,239
#   ILI Technology Corp................................    384,081     695,440
#   Infortrend Technology, Inc.........................  1,397,866     859,753
#*  Innolux Corp....................................... 36,033,561  12,495,725
#*  Inotera Memories, Inc..............................  8,868,528   6,816,483
*   Inpaq Technology Co., Ltd..........................    217,000     278,161
#   Insyde Software Corp...............................    118,000     198,388
#   Integrated Memory Logic, Ltd.......................    352,730     780,299
#   International Games System Co., Ltd................    372,000     684,074
    Inventec Corp...................................... 10,795,276   9,959,777
    ITE Technology, Inc................................    787,646     677,766
    ITEQ Corp..........................................  1,225,611   1,291,355
#*  J Touch Corp.......................................    778,000     683,686
*   Janfusun Fancyworld Corp...........................  1,103,468     211,643
*   Jenn Feng New Energy Co., Ltd......................    646,000     222,919
    Jentech Precision Industrial Co., Ltd..............    344,156     928,627
    Jess-Link Products Co., Ltd........................    921,600     984,542
#   Jih Sun Financial Holdings Co., Ltd................  3,964,041   1,157,190
    Johnson Health Tech Co., Ltd.......................    260,198     702,069
    K Laser Technology, Inc............................    883,459     529,553
    Kang Na Hsiung Enterprise Co., Ltd.................    719,150     399,917
    Kao Hsing Chang Iron & Steel.......................    354,250     161,007
#   Kaori Heat Treatment Co., Ltd......................    319,153     693,428
    Kaulin Manufacturing Co., Ltd......................    834,684     618,177
    KD Holding Corp....................................     82,000     501,138
    KEE TAI Properties Co., Ltd........................  1,906,101   1,175,661
#   Kenda Rubber Industrial Co., Ltd...................  1,889,509   4,072,899
*   Kenmec Mechanical Engineering Co., Ltd.............  1,282,000     604,712
#   Kerry TJ Logistics Co., Ltd........................  1,275,000   1,792,975
    Keysheen Cayman Holdings Co., Ltd..................     14,000      27,394
    King Core Electronics, Inc.........................     77,065      64,450
#   King Slide Works Co., Ltd..........................    158,450   1,730,944
    King Yuan Electronics Co., Ltd.....................  8,019,032   5,477,982
    King's Town Bank...................................  4,454,653   4,338,561
*   King's Town Construction Co., Ltd..................    869,579     832,555
#   Kingdom Construction Co............................  1,913,000   1,933,252
#   Kinik Co...........................................    555,000   1,413,448
#   Kinko Optical Co., Ltd.............................    938,772     925,120
#   Kinpo Electronics..................................  7,601,892   2,817,143
#   Kinsus Interconnect Technology Corp................  1,108,476   3,822,245
#   KMC Kuei Meng International, Inc...................     82,000     301,111
#   KS Terminals, Inc..................................    578,290     694,675
#   Kung Long Batteries Industrial Co., Ltd............    291,000     747,572
    Kung Sing Engineering Corp.........................  1,961,000     917,590

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
#   Kuo Toong International Co., Ltd...................    857,000 $ 1,243,973
#   Kuoyang Construction Co., Ltd......................  2,320,586   1,437,632
#   Kwong Fong Industries..............................  1,298,000     810,271
    KYE Systems Corp...................................  1,607,736     645,739
    L&K Engineering Co., Ltd...........................    686,000     622,614
    LAN FA Textile.....................................    900,412     275,441
#   Largan Precision Co., Ltd..........................    172,234   6,613,161
    Laser Tek Taiwan Co., Ltd..........................     22,144      13,338
#   LCY Chemical Corp..................................  2,595,495   3,294,102
    Leader Electronics, Inc............................    746,886     373,719
    Leadtrend Technology Corp..........................    166,926     209,442
    Lealea Enterprise Co., Ltd.........................  4,199,570   1,490,822
    Ledtech Electronics Corp...........................    573,095     409,057
    LEE CHI Enterprises Co., Ltd.......................  1,148,000     625,191
#   Lelon Electronics Corp.............................    518,900     489,870
#*  Leofoo Development Co..............................  1,442,614     593,337
#   LES Enphants Co., Ltd..............................  1,010,479     705,229
#   Lextar Electronics Corp............................  1,726,000   1,873,627
*   Li Peng Enterprise Co., Ltd........................  2,998,525   1,364,178
#   Lian HWA Food Corp.................................    391,788     484,124
    Lien Hwa Industrial Corp...........................  3,152,809   2,000,171
    Lingsen Precision Industries, Ltd..................  2,230,490   1,263,517
    Lite-On Semiconductor Corp.........................  1,702,000   1,086,863
    Lite-On Technology Corp............................  7,735,123  11,455,784
#   Long Bon International Co., Ltd....................  1,781,875     963,161
    Long Chen Paper Co., Ltd...........................  2,920,380   1,510,061
    Longwell Co........................................    627,000     579,373
#   Lotes Co., Ltd.....................................    372,920     843,688
*   Lucky Cement Corp..................................    855,000     228,124
#   Lumax International Corp., Ltd.....................    445,140   1,076,773
#   Lung Yen Life Service Corp.........................    421,000   1,161,878
    Macroblock, Inc....................................    182,000     470,227
#*  Macronix International............................. 23,266,994   5,123,543
#   MacroWell OMG Digital Entertainment Co., Ltd.......    130,000     396,716
#   Mag Layers Scientific-Technics Co., Ltd............     98,413     141,428
#   Makalot Industrial Co., Ltd........................    522,430   2,556,546
#   Marketech International Corp.......................    720,000     426,994
    Masterlink Securities Corp.........................  6,270,000   2,141,928
    Maxtek Technology Co., Ltd.........................    103,000      58,319
    Mayer Steel Pipe Corp..............................    818,905     363,537
#   Maywufa Co., Ltd...................................    178,462      86,796
#   MediaTek, Inc......................................  2,003,823  26,704,347
#*  Medigen Biotechnology Corp.........................    329,975   2,187,486
    Mega Financial Holding Co., Ltd.................... 29,350,480  23,696,937
    Meiloon Industrial Co..............................    497,721     317,713
    Mercuries & Associates, Ltd........................  1,668,125   1,097,919
*   Mercuries Data Systems, Ltd........................    120,000      33,717
#*  Mercuries Life Insurance Co., Ltd..................    309,000     198,222
    Merida Industry Co., Ltd...........................    450,513   2,780,987
    Merry Electronics Co., Ltd.........................    978,661   5,623,451
    Micro-Star International Co., Ltd..................  4,720,465   4,106,897
#*  Microbio Co., Ltd..................................  1,660,358   1,660,003
#*  Microelectronics Technology, Inc...................  1,389,448     843,983

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Microlife Corp.....................................    238,100 $   635,005
#   MIN AIK Technology Co., Ltd........................    624,562   3,547,620
#   Mirle Automation Corp..............................    921,923     815,263
*   Mitac Holdings Corp................................  2,995,568   2,555,922
#   Mobiletron Electronics Co., Ltd....................    326,000     434,967
*   Mosel Vitelic, Inc.................................  2,204,758     454,619
#*  Motech Industries, Inc.............................  1,953,000   3,445,820
    MPI Corp...........................................    423,000   1,092,237
    Nak Sealing Technologies Corp......................    256,549     745,285
    Namchow Chemical Industrial Co., Ltd...............    679,000     964,193
#*  Nan Kang Rubber Tire Co., Ltd......................  2,462,197   2,983,821
#*  Nan Ren Lake Leisure Amusement Co., Ltd............  1,148,000     533,270
    Nan Ya Plastics Corp............................... 11,697,584  25,492,295
#*  Nan Ya Printed Circuit Board Corp..................  1,571,211   1,867,969
    Nantex Industry Co., Ltd...........................  1,355,233     869,103
*   Nanya Technology Corp..............................  3,553,570     580,171
#   National Petroleum Co., Ltd........................    736,000     708,789
#*  Neo Solar Power Corp...............................  3,490,390   4,073,420
    Netronix, Inc......................................    290,000     695,690
    New Asia Construction & Development Corp...........    873,423     218,207
    New Era Electronics Co., Ltd.......................    418,000     567,945
#*  Newmax Technology Co., Ltd.........................    319,916     695,225
    Nexcom International Co., Ltd......................    186,265     150,600
#   Nichidenbo Corp....................................    639,880     580,836
#   Nien Hsing Textile Co., Ltd........................  1,615,093   1,599,500
#   Nishoku Technology, Inc............................    121,000     199,467
#   Novatek Microelectronics Corp......................  1,919,000   7,714,366
    Nuvoton Technology Corp............................    378,000     323,799
#   O-TA Precision Industry Co., Ltd...................     51,000      32,736
#*  Ocean Plastics Co., Ltd............................  1,000,000   1,207,782
*   Oneness Biotech Co., Ltd...........................    348,000     463,941
*   Optimax Technology Corp............................    204,366      39,465
#   OptoTech Corp......................................  3,239,713   1,558,532
*   Orient Semiconductor Electronics, Ltd..............  2,955,000     630,305
#   Oriental Union Chemical Corp.......................  3,254,819   3,244,640
#   Orise Technology Co., Ltd..........................    497,000     665,761
    P-Two Industries, Inc..............................     82,000      38,858
    Pacific Construction Co............................    704,276     225,068
#   Pacific Hospital Supply Co., Ltd...................     61,000     176,799
*   Pan Jit International, Inc.........................  2,040,860     944,909
#   Pan-International Industrial Corp..................  2,194,218   1,671,700
    Parade Technologies, Ltd...........................    149,805   1,059,136
#   Paragon Technologies Co., Ltd......................    403,626     878,712
#   PChome Online, Inc.................................    167,197   1,159,702
#   Pegatron Corp......................................  8,792,293  11,490,079
*   PharmaEngine, Inc..................................    111,438     848,762
    Phihong Technology Co., Ltd........................  1,536,048     979,755
    Phison Electronics Corp............................    457,000   2,859,364
    Phoenix Tours International, Inc...................    241,000     436,002
#*  Phytohealth Corp...................................    828,878   1,029,170
#*  Pihsiang Machinery Manufacturing Co., Ltd..........    664,000     653,930
    Pixart Imaging, Inc................................    769,000   1,289,226
    Plotech Co., Ltd...................................    216,000      79,853

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Polytronics Technology Corp........................    252,408 $   562,504
#   Portwell, Inc......................................    507,000     517,576
#   Posiflex Technology, Inc...........................    131,445     565,831
    Pou Chen Corp......................................  8,886,005  12,283,489
#   Power Mate Technology Co., Ltd.....................     11,000      21,068
*   Power Quotient International Co., Ltd..............  1,078,400     538,585
*   Powercom Co., Ltd..................................    844,730     145,209
    Powertech Industrial Co., Ltd......................    410,000     306,205
#   Powertech Technology, Inc..........................  3,884,580   5,360,425
    Poya Co., Ltd......................................    170,690   1,076,542
    President Chain Store Corp.........................    882,728   5,910,638
    President Securities Corp..........................  4,402,213   2,547,427
#   Prime Electronics Satellitics, Inc.................    834,511     631,121
    Prince Housing & Development Corp..................  4,702,249   2,472,263
*   Prodisc Technology, Inc............................    603,000          --
#   Promate Electronic Co., Ltd........................    855,000     959,875
#   Promise Technology, Inc............................    699,538     998,130
*   Protop Technology Co., Ltd.........................    148,000          --
#*  Qisda Corp......................................... 10,855,525   2,896,363
#   Qualipoly Chemical Corp............................    429,000     380,275
#   Quanta Computer, Inc...............................  6,228,436  15,244,137
    Quanta Storage, Inc................................  1,294,000   1,613,778
#*  Quintain Steel Co., Ltd............................  1,819,059     425,173
#   Radiant Opto-Electronics Corp......................  1,482,692   6,435,159
#   Radium Life Tech Co., Ltd..........................  3,362,755   2,564,577
    Ralec Electronic Corp..............................    105,914     184,954
#   Realtek Semiconductor Corp.........................  2,083,861   5,666,762
    Rechi Precision Co., Ltd...........................  1,412,905   1,480,835
#*  Rexon Industrial Corp., Ltd........................     51,559      19,510
    Rich Development Co., Ltd..........................  3,015,769   1,301,449
    Richtek Technology Corp............................    651,175   3,371,583
#*  Ritek Corp......................................... 17,563,268   2,978,775
#   Rotam Global Agrosciences, Ltd.....................    261,000     496,927
#   Roundtop Machinery Industries Co., Ltd.............     50,000      34,012
    Ruentex Development Co., Ltd.......................  2,161,889   3,794,254
#   Ruentex Engineering & Construction Co..............    197,000     388,395
#   Ruentex Industries, Ltd............................  1,659,779   3,984,549
#   Run Long Construction Co., Ltd.....................    407,000     415,350
    Sampo Corp.........................................  3,502,119   1,337,320
#   San Fang Chemical Industry Co., Ltd................    732,678     718,759
    San Shing Fastech Corp.............................    284,500     666,769
    Sanyang Industry Co., Ltd..........................  3,578,802   5,522,943
#   SCI Pharmtech, Inc.................................    214,583     427,991
    Scientech Corp.....................................    182,000     328,074
#   ScinoPharm Taiwan, Ltd.............................    617,760   1,728,975
    SDI Corp...........................................    674,000     910,637
    Senao International Co., Ltd.......................    286,547     837,081
    Sercomm Corp.......................................  1,068,000   1,931,428
#   Sesoda Corp........................................    752,812     786,956
    Shan-Loong Transportation Co., Ltd.................    150,247     129,813
    Sheng Yu Steel Co., Ltd............................    699,000     546,822
#   ShenMao Technology, Inc............................    483,659     600,448
#   Shih Her Technologies, Inc.........................    254,000     496,194

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Shih Wei Navigation Co., Ltd........................  1,235,887 $   847,250
    Shihlin Electric & Engineering Corp.................  1,416,787   1,771,084
*   Shihlin Paper Corp..................................    456,000     708,731
    Shin Hai Gas Corp...................................      7,364       9,968
#   Shin Kong Financial Holding Co., Ltd................ 35,335,032  11,833,734
    Shin Shin Natural Gas Co............................      9,480      10,438
#   Shin Zu Shing Co., Ltd..............................    714,245   1,740,866
#*  Shining Building Business Co., Ltd..................  1,218,019   1,016,635
#   Shinkong Insurance Co., Ltd.........................  1,455,784   1,151,128
    Shinkong Synthetic Fibers Corp......................  9,548,844   3,125,568
#   Shinkong Textile Co., Ltd...........................    867,169   1,127,763
#   Shiny Chemical Industrial Co., Ltd..................    289,000     479,828
    Shuttle, Inc........................................  1,640,000     758,027
#   Sigurd Microelectronics Corp........................  2,137,877   2,013,651
#*  Silicon Integrated Systems Corp.....................  3,257,233     959,852
    Silicon Power Computer & Communications, Inc........    303,000     373,317
    Siliconware Precision Industries Co.................  7,566,492   9,115,973
#   Siliconware Precision Industries Co. Sponsored ADR..    456,091   2,604,280
#   Silitech Technology Corp............................    800,742     989,068
    Simplo Technology Co., Ltd..........................    921,800   4,222,995
#   Sinbon Electronics Co., Ltd.........................  1,176,000   1,460,441
    Sincere Navigation Corp.............................  1,904,370   1,723,033
    Singatron Enterprise Co., Ltd.......................    373,000     174,992
*   Sinkang Industries Co., Ltd.........................    177,866      65,246
    Sinmag Equipment Corp...............................    128,455     662,566
*   Sino-American Silicon Products, Inc.................  3,213,000   5,878,438
#   Sinon Corp..........................................  2,189,740   1,179,050
    SinoPac Financial Holdings Co., Ltd................. 29,564,621  13,775,041
#   Sinphar Pharmaceutical Co., Ltd.....................    631,043     995,150
#   Sinyi Realty Co.....................................    627,935   1,066,171
#   Sirtec International Co., Ltd.......................    677,000   1,300,804
    Sitronix Technology Corp............................    660,774   1,133,950
#*  Siward Crystal Technology Co., Ltd..................    853,705     439,710
    Soft-World International Corp.......................    580,000   1,381,666
    Solar Applied Materials Technology Co...............  1,679,084   1,493,055
*   Solartech Energy Corp...............................  1,793,000   1,462,766
    Solomon Technology Corp.............................    253,763     117,544
*   Solytech Enterprise Corp............................  1,152,676     448,889
    Sonix Technology Co., Ltd...........................    758,000   1,220,526
    Southeast Cement Co., Ltd...........................  1,110,000     615,569
    Spirox Corp.........................................    225,145      87,621
#   Sporton International, Inc..........................    265,710   1,054,718
    St Shine Optical Co., Ltd...........................    130,000   3,356,334
#   Standard Chemical & Pharmaceutical Co., Ltd.........    485,040     670,881
#   Standard Foods Corp.................................    694,010   2,038,836
#   Stark Technology, Inc...............................    709,400     739,716
#   Sunonwealth Electric Machine Industry Co., Ltd......    698,001     492,235
*   Sunplus Technology Co., Ltd.........................  2,039,153     793,169
    Sunrex Technology Corp..............................    933,351     373,376
#   Sunspring Metal Corp................................    259,000     681,965
    Super Dragon Technology Co., Ltd....................    262,330     196,528
#   Supreme Electronics Co., Ltd........................    987,875     490,473
#   Swancor Ind Co., Ltd................................    208,000     521,079

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Sweeten Construction Co., Ltd......................    810,470 $   532,132
    Syncmold Enterprise Corp...........................    673,000   1,169,812
#   Synmosa Biopharma Corp.............................    387,170     501,809
    Synnex Technology International Corp...............  5,661,745   9,599,432
#   Sysage Technology Co., Ltd.........................    406,350     424,735
    Systex Corp........................................     87,293     183,316
    TA Chen Stainless Pipe.............................  3,638,805   1,684,396
*   Ta Chong Bank, Ltd................................. 10,331,990   3,597,480
#*  Ta Chong Securities Co., Ltd.......................    299,000     112,235
    Ta Ya Electric Wire & Cable........................  2,775,520     644,687
    Ta Yih Industrial Co., Ltd.........................     87,000     168,754
#   TA-I Technology Co., Ltd...........................    876,961     466,356
    Tah Hsin Industrial Co., Ltd.......................    507,000     485,680
    TAI Roun Products Co., Ltd.........................    263,000      86,714
#   Tai Tung Communication Co., Ltd....................    317,000     391,658
    Taichung Commercial Bank........................... 11,749,659   4,223,298
#   TaiDoc Technology Corp.............................    208,000     503,651
#   Taiflex Scientific Co., Ltd........................    852,000   1,573,997
#   Taimide Tech, Inc..................................    402,000     344,895
#   Tainan Enterprises Co., Ltd........................    730,289     730,141
#   Tainan Spinning Co., Ltd...........................  6,247,963   4,194,326
    Taishin Financial Holding Co., Ltd................. 34,005,802  16,054,766
#*  Taisun Enterprise Co., Ltd.........................  1,747,578     752,440
*   Taita Chemical Co., Ltd............................  1,184,609     458,156
#   Taiwan Acceptance Corp.............................    310,000     765,721
*   Taiwan Business Bank............................... 17,802,363   5,283,904
    Taiwan Calsonic Co., Ltd...........................     30,000      29,044
    Taiwan Cement Corp................................. 11,831,350  17,271,573
#   Taiwan Chinsan Electronic Industrial Co., Ltd......    437,000     756,361
    Taiwan Cogeneration Corp...........................  1,743,657   1,048,612
    Taiwan Cooperative Financial Holding............... 23,983,096  12,930,663
#   Taiwan FamilyMart Co., Ltd.........................     72,000     429,572
#   Taiwan Fertilizer Co., Ltd.........................  3,492,000   7,282,069
    Taiwan Fire & Marine Insurance Co..................    986,880     803,707
*   Taiwan Flourescent Lamp Co., Ltd...................    119,000          --
#   Taiwan FU Hsing Industrial Co., Ltd................    761,000     803,788
#   Taiwan Glass Industry Corp.........................  4,073,895   3,982,691
#   Taiwan Hon Chuan Enterprise Co., Ltd...............  1,341,359   2,811,413
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......    945,000     588,946
*   Taiwan Kolin Co., Ltd..............................    508,000          --
*   Taiwan Land Development Corp.......................  4,349,110   1,618,997
*   Taiwan Life Insurance Co., Ltd.....................  2,226,695   2,060,850
    Taiwan Line Tek Electronic.........................    384,871     417,446
    Taiwan Mask Corp...................................  1,011,050     327,849
    Taiwan Mobile Co., Ltd.............................  2,022,900   5,935,670
    Taiwan Navigation Co., Ltd.........................    989,720     809,667
    Taiwan Paiho, Ltd..................................  1,535,152   1,589,681
    Taiwan PCB Techvest Co., Ltd.......................  1,321,816   1,513,579
#   Taiwan Prosperity Chemical Corp....................    880,000     796,875
*   Taiwan Pulp & Paper Corp...........................  2,228,260     929,375
#   Taiwan Sakura Corp.................................  1,395,304     886,819
#   Taiwan Sanyo Electric Co., Ltd.....................    424,650     575,276
    Taiwan Secom Co., Ltd..............................    964,932   2,446,613

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Taiwan Semiconductor Co., Ltd......................  1,372,000 $  1,330,110
    Taiwan Semiconductor Manufacturing Co., Ltd........ 40,714,652  140,198,967
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    754,959   12,773,906
#   Taiwan Sogo Shin Kong SEC..........................  1,115,407    1,446,478
*   Taiwan Styrene Monomer.............................  2,640,242    1,900,749
    Taiwan Surface Mounting Technology Co., Ltd........  1,235,162    1,826,402
#*  Taiwan TEA Corp....................................  3,953,896    3,572,389
#   Taiwan Union Technology Corp.......................  1,122,000    1,024,458
    Taiyen Biotech Co., Ltd............................  1,057,910      985,844
*   Tang Eng Iron Works Co., Ltd.......................     23,000       20,802
*   Tatung Co., Ltd.................................... 13,444,588    3,849,148
#   Te Chang Construction Co., Ltd.....................    442,860      392,215
    Teco Electric and Machinery Co., Ltd...............  8,707,000    9,456,802
*   Tecom Co., Ltd.....................................    408,000       41,920
*   Tekcore Co., Ltd...................................    359,000      185,693
    Ten Ren Tea Co., Ltd...............................    180,170      279,301
#   Test Research, Inc.................................    944,370    1,409,570
    Test-Rite International Co., Ltd...................  1,607,166    1,191,656
    Tex-Ray Industrial Co., Ltd........................    651,000      298,970
    ThaiLin Semiconductor Corp.........................    856,000      609,536
    Thinking Electronic Industrial Co., Ltd............    471,058      634,160
#   Thye Ming Industrial Co., Ltd......................    939,992    1,066,595
    TNC Industrial Corp., Ltd..........................     71,000       39,055
#   Ton Yi Industrial Corp.............................  3,340,300    3,295,038
    Tong Hsing Electronic Industries, Ltd..............    544,534    2,790,742
#   Tong Yang Industry Co., Ltd........................  2,058,341    2,785,243
    Tong-Tai Machine & Tool Co., Ltd...................  1,195,210    1,180,432
    Topco Scientific Co., Ltd..........................    839,010    1,570,361
#   Topco Technologies Corp............................    196,000      466,442
    Topoint Technology Co., Ltd........................    882,771      602,948
#   Toung Loong Textile Manufacturing..................    327,000    1,034,824
#   Trade-Van Information Services Co..................    334,000      335,882
#   Transasia Airways Corp.............................    740,000      311,982
#   Transcend Information, Inc.........................    640,870    1,911,266
    Tripod Technology Corp.............................  1,882,660    3,415,584
    Tsann Kuen Enterprise Co., Ltd.....................    553,441      786,859
#   TSC Auto ID Technology Co., Ltd....................     65,000      499,990
    TSRC Corp..........................................  1,850,147    2,623,764
#   Ttet Union Corp....................................    221,000      446,478
#   TTFB Co., Ltd......................................     25,000      246,937
#   TTY Biopharm Co., Ltd..............................    648,539    1,918,966
#   Tung Ho Steel Enterprise Corp......................  5,229,645    4,517,099
#   Tung Ho Textile Co., Ltd...........................    561,000      176,250
    Tung Thih Electronic Co., Ltd......................    268,848      770,647
    TURVO International Co., Ltd.......................    108,000      391,858
#   TXC Corp...........................................  1,580,762    1,821,249
*   TYC Brother Industrial Co., Ltd....................  1,065,333      562,281
#*  Tycoons Group Enterprise...........................  2,870,121      541,835
*   Tyntek Corp........................................  2,097,419      606,924
    TZE Shin International Co., Ltd....................    301,662      107,923
    U-Ming Marine Transport Corp.......................  1,823,200    3,025,093
#*  U-Tech Media Corp..................................    250,000       55,661
#   Ubright Optronics Corp.............................    196,000      447,825

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp..................... 11,190,238 $18,363,957
    Unic Technology Corp...............................    245,439      97,098
    Unimicron Technology Corp..........................  8,495,563   6,482,817
#*  Union Bank Of Taiwan...............................  3,821,592   1,385,893
#*  Union Insurance Co., Ltd...........................    309,397     222,236
    Unitech Computer Co., Ltd..........................    261,365     131,915
#*  Unitech Printed Circuit Board Corp.................  3,194,921   1,251,444
    United Integrated Services Co., Ltd................  1,168,800   1,493,229
#   United Microelectronics Corp....................... 54,371,441  22,248,896
#   Unity Opto Technology Co., Ltd.....................  1,734,276   2,126,977
#   Universal Cement Corp..............................  2,363,773   2,232,208
*   Unizyx Holding Corp................................  2,402,496   1,469,303
    UPC Technology Corp................................  4,370,471   2,021,437
#   Userjoy Technology Co., Ltd........................    107,000     169,291
    USI Corp...........................................  3,966,557   2,766,872
    Vanguard International Semiconductor Corp..........  2,521,000   2,758,565
#   Ve Wong Corp.......................................    692,524     559,754
#*  Via Technologies, Inc..............................  1,191,549   1,104,498
#   Viking Tech Corp...................................     49,000      34,939
    Visual Photonics Epitaxy Co., Ltd..................  1,220,966   1,133,880
#   Vivotek, Inc.......................................    159,390     908,059
#*  Wafer Works Corp...................................  2,105,000   1,124,302
    Wah Hong Industrial Corp...........................    327,280     349,816
    Wah Lee Industrial Corp............................  1,067,000   1,669,814
*   Walsin Lihwa Corp.................................. 21,910,307   6,807,866
*   Walsin Technology Corp.............................  3,520,551     990,416
#*  Walton Advanced Engineering, Inc...................  1,725,662     589,793
    Wan Hai Lines, Ltd.................................  4,495,026   2,185,701
    WAN HWA Enterprise Co..............................    451,575     221,940
    Waterland Financial Holdings Co., Ltd..............  5,971,594   1,961,997
#   Ways Technical Corp., Ltd..........................    460,000     688,263
*   WEI Chih Steel Industrial Co., Ltd.................    383,000      57,615
#   Wei Chuan Foods Corp...............................  1,485,000   2,342,534
*   Wei Mon Industry Co., Ltd..........................  2,067,674     693,499
    Weikeng Industrial Co., Ltd........................  1,049,450     816,754
    Well Shin Technology Co., Ltd......................    395,443     630,126
    Weltrend Semiconductor.............................  1,119,848   1,012,270
#   Win Semiconductors Corp............................  3,201,000   2,831,647
#*  Winbond Electronics Corp........................... 19,099,000   4,603,419
#*  Wintek Corp........................................ 11,489,754   3,821,892
#   Wisdom Marine Lines Co., Ltd.......................  1,120,190   1,271,071
#   Wistron Corp....................................... 11,994,746   9,892,215
    Wistron NeWeb Corp.................................  1,195,194   3,051,881
    WPG Holdings, Ltd..................................  6,300,041   7,308,489
    WT Microelectronics Co., Ltd.......................  1,866,836   2,270,906
#   WUS Printed Circuit Co., Ltd.......................  1,704,000     796,920
#   X-Legend Entertainment Co., Ltd....................     76,500     325,546
#   XAC Automation Corp................................    351,000     647,313
#   Xxentria Technology Materials Corp.................    650,000   1,404,688
    Yageo Corp.........................................  8,859,800   3,647,680
*   Yang Ming Marine Transport Corp....................  9,510,157   4,132,800
    YC INOX Co., Ltd...................................  2,002,691   1,454,999
#   YeaShin International Development Co., Ltd.........  1,086,282     823,411

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
#   Yem Chio Co., Ltd................................  2,097,650 $    1,569,104
#   Yeong Guan Energy Technology Group Co., Ltd......    233,000        673,922
    YFY, Inc.........................................  7,993,997      3,832,837
#*  Yi Jinn Industrial Co., Ltd......................  1,304,020        333,613
*   Yieh Phui Enterprise Co., Ltd....................  6,076,789      1,952,562
#   Yonyu Plastics Co., Ltd..........................    264,000        335,044
#   Young Fast Optoelectronics Co., Ltd..............    836,137        834,375
#   Young Optics, Inc................................    375,214        722,899
#   Youngtek Electronics Corp........................    589,786      1,245,953
    Yuanta Financial Holding Co., Ltd................ 36,467,563     20,248,066
    Yufo Electronics Co., Ltd........................    108,000         70,154
#   Yulon Motor Co., Ltd.............................  4,475,715      7,675,652
    Yung Chi Paint & Varnish Manufacturing Co., Ltd..    356,350        887,941
#   Yungshin Construction & Development Co., Ltd.....    118,000        277,511
#   YungShin Global Holding Corp.....................    758,000      1,394,010
    Yungtay Engineering Co., Ltd.....................  1,524,000      4,171,426
#   Zeng Hsing Industrial Co., Ltd...................    244,974      1,263,435
    Zenitron Corp....................................  1,098,000        706,143
#   Zhen Ding Technology Holding, Ltd................    736,150      1,838,389
#*  Zig Sheng Industrial Co., Ltd....................  2,833,638        939,197
    Zinwell Corp.....................................  1,711,979      2,148,714
#   Zippy Technology Corp............................    565,028        828,799
#   ZongTai Real Estate Development Co., Ltd.........    276,150        283,610
                                                                 --------------
TOTAL TAIWAN.........................................             1,943,992,960
                                                                 --------------
THAILAND -- (2.7%)
    AAPICO Hitech PCL................................    751,080        345,847
    Advanced Info Service PCL........................  1,625,509     10,291,772
    Airports of Thailand PCL.........................  1,357,500      7,052,749
    AJ Plast PCL.....................................  1,550,300        415,636
    Amarin Printing & Publishing PCL.................     42,700         25,871
    Amata Corp. PCL..................................  2,960,700      1,112,168
    AP Thailand PCL..................................  7,499,160        985,954
*   Asia Green Energy PCL............................  2,318,500        143,282
    Asia Plus Securities PCL(B081WP3)................  4,269,200        431,964
    Asia Plus Securities PCL(B081Z10)................  1,260,100        127,499
    Asian Insulators PCL.............................  1,399,700        606,353
    Bangchak Petroleum PCL...........................  3,745,000      3,034,800
    Bangkok Aviation Fuel Services PCL...............  1,110,054        865,916
    Bangkok Bank PCL(6368360)........................  1,415,100      7,352,004
    Bangkok Bank PCL(6077019)........................  1,321,500      6,865,715
    Bangkok Chain Hospital PCL.......................  5,762,950      1,003,846
    Bangkok Dusit Medical Services PCL...............  1,616,600      5,778,819
    Bangkok Expressway PCL...........................  2,235,400      2,167,004
    Bangkok Insurance PCL............................     10,600        120,418
    Bangkok Life Assurance PCL.......................  1,762,000      3,282,732
*   Bangkok Metro PCL................................ 46,673,408      1,300,804
    Bangkokland PCL(6712912)......................... 59,200,100      2,564,561
    Bangkokland PCL(6712893).........................  2,802,700        121,414
    Banpu PCL........................................  6,025,740      4,837,386
    BEC World PCL....................................  1,779,800      2,520,619
    Berli Jucker PCL.................................  2,153,500      2,952,011
    Big C Supercenter PCL(6368434)...................    516,900      2,740,306

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
THAILAND -- (Continued)
    Big C Supercenter PCL(6763932).....................     304,900 $ 1,616,404
    Bumrungrad Hospital PCL............................     988,000   2,514,147
    CalComp Electronics Thailand PCL...................  10,757,300     925,499
    Central Pattana PCL................................   4,269,700   4,850,462
    Central Plaza Hotel PCL............................   2,601,800   2,147,805
    CH Karnchang PCL...................................   3,834,700   1,672,817
    Charoen Pokphand Foods PCL.........................  10,963,100   9,465,264
    Charoong Thai Wire & Cable PCL.....................   1,034,400     272,623
    Christiani & Nielsen Thai..........................     312,600      48,770
    Country Group Securities PCL.......................   4,415,811     149,825
    CP ALL PCL.........................................   5,278,700   6,276,552
    CS Loxinfo PCL.....................................   1,168,700     350,504
    Delta Electronics Thailand PCL.....................   2,342,000   3,760,254
    Demco PCL..........................................   1,623,800     346,798
    Dhipaya Insurance PCL..............................     230,300     219,765
    Diamond Building Products PCL......................   1,730,600     353,879
    DSG International Thailand PCL.....................   1,731,900     516,789
    Dynasty Ceramic PCL................................     561,400     824,838
    Eastern Water Resources Development and Management
      PCL..............................................   2,896,900   1,053,099
    Electricity Generating PCL(6304643)................     565,000   2,182,293
    Electricity Generating PCL(6368553)................     161,000     621,857
    Erawan Group PCL (The).............................   6,605,800     632,364
    Esso Thailand PCL..................................   9,234,500   1,566,592
*   G J Steel PCL...................................... 100,918,450     152,860
*   G Steel PCL (Foreign)..............................  22,734,200      55,096
*   GFPT PCL...........................................   3,238,222   1,294,896
    Glow Energy PCL....................................   2,009,900   4,109,914
*   GMM Grammy PCL.....................................   1,256,460     631,846
*   Golden Land Property Development PCL(6368586)......     816,400     147,155
*   Golden Land Property Development PCL(6375296)......     342,300      61,699
*   Grand Canal Land PCL...............................   3,924,900     325,787
*   Grande Asset Hotels & Property PCL.................     886,200      30,605
    Gunkul Engineering PCL.............................   1,410,900     538,544
    Hana Microelectronics PCL..........................   1,819,157   1,366,710
    Hemaraj Land and Development PCL(6710046)..........     374,400      31,077
    Hemaraj Land and Development PCL(6710165)..........  21,216,200   1,761,054
    Home Product Center PCL............................   9,586,367   2,482,988
    ICC International PCL..............................      51,000      58,709
    Indorama Ventures PCL..............................   9,285,000   5,822,463
    IRPC PCL...........................................  46,980,290   4,440,427
*   Italian-Thai Development PCL.......................  11,803,719   1,251,530
*   ITV PCL............................................     183,700          --
    Jasmine International PCL..........................   9,740,800   2,080,359
    Jay Mart PCL.......................................   1,020,300     602,722
    Jubilee Enterprise PCL.............................      71,100      48,678
    Kang Yong Electric PCL.............................         500       3,726
    Kasikornbank PCL(6364766)..........................   2,289,500  11,790,821
    Kasikornbank PCL(6888794)..........................   1,478,800   7,615,753
    KCE Electronics PCL................................   1,292,282     892,579
    KGI Securities Thailand PCL........................   5,950,300     522,747
    Khon Kaen Sugar Industry PCL.......................   3,570,200   1,287,046
    Kiatnakin Bank PCL.................................   2,548,607   2,875,965
    Krung Thai Bank PCL................................  26,958,075  13,638,287

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
THAILAND -- (Continued)
    Krungthai Card PCL.................................    115,200 $   102,078
    Laguna Resorts & Hotels PCL........................     10,800       8,147
    Lam Soon Thailand PCL..............................    354,600      45,117
    Land and Houses PCL(6581930).......................  3,326,700     871,734
    Land and Houses PCL(6581941)....................... 11,949,400   3,113,143
    Lanna Resources PCL................................  1,396,150     469,472
    LH Financial Group PCL.............................  5,240,926     193,697
    Loxley PCL.........................................  5,641,168     587,871
    LPN Development PCL(B00PXK5).......................    301,300     133,262
    LPN Development PCL(B00Q643).......................  2,768,800   1,224,613
    Major Cineplex Group PCL...........................  2,046,000   1,035,086
    Maybank Kim Eng Securities Thailand PCL............    188,700     126,334
    MBK PCL............................................    360,100   1,412,692
    MCOT PCL...........................................  1,278,900   1,104,170
    MCS Steel PCL......................................    735,500      92,244
    Minor International PCL............................  6,092,561   3,838,996
    Modernform Group PCL...............................    333,600      85,396
*   Muang Thai Insurance PCL...........................      1,300       3,633
    Muramoto Electron Thailand PCL.....................      7,400      31,945
*   Nation Multimedia Group PCL........................  8,227,000     276,643
*   Natural Park PCL................................... 38,391,200      69,781
    Nava Nakorn PCL....................................    405,800      26,553
    Noble Development PCL..............................     15,100       5,581
*   Padaeng Industry PCL...............................    192,800      53,150
    Polyplex Thailand PCL..............................  2,084,400     555,672
    Precious Shipping PCL..............................  2,686,400   1,627,628
    Premier Marketing PCL..............................    166,800      39,413
    President Bakery PCL...............................      1,800       2,181
    Property Perfect PCL............................... 16,937,200     461,784
    Pruksa Real Estate PCL.............................  5,612,600   2,992,480
    PTT Exploration & Production PCL...................  4,458,969  20,667,139
    PTT Global Chemical PCL............................  6,530,911  14,096,559
    PTT PCL............................................  2,869,880  23,995,361
    Quality Houses PCL................................. 21,293,175   1,651,334
*   Raimon Land PCL....................................  7,926,400     276,139
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................  1,262,300   1,825,957
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    737,200   1,066,383
*   Regional Container Lines PCL.......................  1,777,100     314,936
    Robinson Department Store PCL......................  1,541,700   2,078,329
    Rojana Industrial Park PCL.........................  3,591,000     734,300
    RS PCL.............................................  2,153,800     479,565
    Saha-Union PCL.....................................    630,900     668,934
*   Sahaviriya Steel Industries PCL.................... 53,566,780     503,051
    Samart Corp. PCL...................................  2,335,000   1,032,748
    Samart I-Mobile PCL................................  7,445,900     690,229
    Samart Telcoms PCL.................................  1,308,900     515,471
    Sansiri PCL........................................ 24,021,764   1,317,158
    SC Asset Corp PCL.................................. 10,912,037     985,091
    Siam Cement PCL(6609906)...........................    129,300   1,590,300
    Siam Cement PCL(6609928)...........................    503,700   6,195,159
    Siam City Cement PCL(6363194)......................     19,700     211,860
    Siam City Cement PCL(6806387)......................    307,000   3,301,575
    Siam Commercial Bank PCL...........................  3,359,869  15,165,722

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
THAILAND -- (Continued)
*   Siam Commercial Samaggi Insurance PCL (The)........     38,300 $   31,037
    Siam Future Development PCL........................  3,527,634    577,074
    Siam Global House PCL..............................  4,393,633  1,903,331
    Siamgas & Petrochemicals PCL.......................  2,326,100  1,092,231
    Singer Thailand PCL................................     56,400     28,191
    Sino Thai Engineering & Construction PCL...........  3,015,571  1,205,863
    SNC Former PCL.....................................    472,000    215,910
    Somboon Advance Technology PCL.....................  1,197,625    558,722
*   SPCG PCL...........................................  1,537,400    875,587
    Sri Ayudhya Capital PCL............................    193,100    130,157
    Sri Trang Agro-Industry PCL........................  3,601,400  1,341,933
    Srithai Superware PCL..............................    797,500    384,134
*   Stars Microelectronics Thailand PCL................    663,900    142,796
    STP & I PCL........................................  2,912,112  1,535,012
    Supalai PCL........................................  3,937,200  1,908,367
    Susco PCL..........................................  2,397,300    220,775
    SVI PCL............................................  4,661,828    590,319
    Symphony Communication PCL.........................    241,800    106,946
*   Tata Steel Thailand PCL............................ 12,546,700    273,663
    Thai Airways International PCL.....................  6,059,937  2,588,461
*   Thai Carbon Black PCL..............................    157,300    103,882
    Thai Central Chemical PCL..........................    192,400    169,028
    Thai Factory Development PCL.......................  1,959,380    403,629
    Thai Metal Trade PCL...............................    396,500    128,523
    Thai Oil PCL.......................................  3,835,000  6,128,332
    Thai Rayon PCL.....................................     20,400     17,767
*   Thai Reinsurance PCL(6609575)......................  1,452,466    148,723
*   Thai Reinsurance PCL(6609995)......................  3,587,433    367,329
    Thai Rung Union Car PCL............................    439,000     87,108
    Thai Stanley Electric PCL(B01GKK6).................    150,500    975,674
    Thai Stanley Electric PCL(B01GKM8).................      5,600     36,304
    Thai Tap Water Supply PCL..........................  8,588,300  2,510,666
    Thai Union Frozen Products PCL.....................  2,109,590  4,457,555
    Thai Vegetable Oil PCL.............................  2,047,125  1,209,298
    Thai-German Ceramic PCL............................  2,362,200    217,543
    Thaicom PCL........................................  2,119,000  2,423,273
    Thanachart Capital PCL.............................  3,772,300  3,542,602
    Thitikorn PCL......................................    686,600    187,198
*   Thoresen Thai Agencies PCL.........................  2,902,308  1,529,844
    Ticon Industrial Connection PCL....................  2,395,687  1,124,906
    Tipco Asphalt PCL..................................    592,100    825,101
*   TIPCO Foods PCL....................................  1,182,000    273,926
    Tisco Financial Group PCL(B3KFW10).................    284,790    319,213
    Tisco Financial Group PCL(B3KFW76).................  1,942,300  2,177,071
    TMB Bank PCL....................................... 84,195,113  5,815,355
    Total Access Communication PCL(B1YWK08)............  1,654,500  4,799,103
    Total Access Communication PCL(B231MK7)............    200,000    580,127
    Toyo-Thai Corp. PCL(B5ML0B6).......................    756,468    739,052
    Toyo-Thai Corp. PCL(B5ML0D8).......................    195,104    190,612
    TPI Polene PCL.....................................  5,891,661  1,874,051
*   True Corp. PCL..................................... 18,601,515  4,057,283
    Union Mosaic Industry PCL (The)....................  2,429,150    688,051
    Unique Engineering & Construction PCL..............  2,201,700    436,872

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
THAILAND -- (Continued)
    Univanich Palm Oil PCL.............................   477,000 $    157,507
    Univentures PCL.................................... 5,435,900    1,169,188
    Vanachai Group PCL................................. 2,267,900      192,370
    Vibhavadi Medical Center PCL....................... 2,838,480      756,699
    Vinythai PCL....................................... 2,320,500      752,177
    Workpoint Entertainment PCL........................   560,700      377,084
                                                                  ------------
TOTAL THAILAND.........................................            364,953,024
                                                                  ------------
TURKEY -- (1.8%)
    Adana Cimento Sanayii TAS Class A..................   408,542      611,147
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............    21,684      403,199
#*  Adese Alisveris Merkezleri Ticaret A.S.............    61,580      425,172
#   Akbank TAS......................................... 6,121,964   15,661,290
    Akcansa Cimento A.S................................   308,866    1,558,380
#*  Akenerji Elektrik Uretim A.S....................... 2,175,789      963,453
#   Akfen Holding A.S..................................   604,903    1,098,239
    Aksa Akrilik Kimya Sanayii.........................   818,404    2,712,928
    Aksigorta A.S......................................   858,752    1,118,884
    Alarko Holding A.S.................................   797,997    1,647,123
*   Albaraka Turk Katilim Bankasi A.S.................. 2,289,489    1,452,027
    Alkim Alkali Kimya A.S.............................    35,326      190,069
#*  Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................    81,444    1,729,556
*   Anadolu Anonim Tuerk Sigorta Sirketi............... 1,587,095      963,345
#   Anadolu Cam Sanayii A.S............................   889,846      669,746
#   Anadolu Efes Biracilik Ve Malt Sanayii A.S.........   689,135    6,985,959
    Anadolu Hayat Emeklilik A.S........................   311,616      691,090
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......    60,803      432,328
#   Arcelik A.S........................................ 1,047,739    5,176,571
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........   257,286      888,948
#*  Asya Katilim Bankasi A.S........................... 3,714,712    1,778,955
#   Aygaz A.S..........................................   271,764      916,854
#   Bagfas Bandirma Gubre Fabrik.......................    32,894      477,842
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA..........   217,870      199,474
*   Baticim Bati Anadolu Cimento Sanayii A.S...........   195,186      487,674
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..   550,859      463,777
    BIM Birlesik Magazalar A.S.........................   471,453    8,064,933
#   Bizim Toptan Satis Magazalari A.S..................   143,339    1,215,113
    Bolu Cimento Sanayii A.S...........................   310,316      311,243
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   532,667    1,148,453
*   Bosch Fren Sistemleri..............................       584       29,174
*   Boyner Buyuk Magazacilik...........................   170,091      462,846
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   264,274      585,391
    Bursa Cimento Fabrikasi A.S........................   125,366      225,215
    Celebi Hava Servisi A.S............................    24,995      129,016
    Cimsa Cimento Sanayi VE Tica.......................   277,263    1,408,649
    Coca-Cola Icecek A.S...............................   133,806    2,801,916
#*  Deva Holding A.S...................................   449,751      334,471
    Dogan Gazetecilik A.S..............................         1           --
#*  Dogan Sirketler Grubu Holding A.S.................. 5,628,221    1,745,411
*   Dogan Yayin Holding A.S............................ 3,050,174      702,486
#   Dogus Otomotiv Servis ve Ticaret A.S...............   501,655    1,441,197
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.........   600,932      372,848
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   150,885      279,201

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
TURKEY -- (Continued)
    Eczacibasi Yatirim Holding Ortakligi A.S...........   329,650 $   719,831
    EGE Seramik Sanayi ve Ticaret A.S..................   748,248     812,064
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................. 1,588,556   1,498,693
    Enka Insaat ve Sanayi A.S.......................... 1,734,517   4,947,906
#   Eregli Demir ve Celik Fabrikalari TAS.............. 9,345,749  11,234,900
#*  Fenerbahce Futbol A.S..............................    54,267     779,172
    Ford Otomotiv Sanayi A.S...........................   222,479   1,951,495
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.    26,396     244,259
    Gentas Genel Metal Sanayi ve Ticaret A.S...........   373,621     195,171
    Global Yatirim Holding A.S......................... 1,603,610     889,596
*   Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....    61,429       1,060
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................    55,701   1,116,107
    Goodyear Lastikleri TAS............................    40,813     908,982
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S......   423,927     865,559
#*  GSD Holding........................................ 1,999,318     780,321
#*  Gubre Fabrikalari TAS..............................   651,687     950,866
*   Gunes Sigorta......................................   249,174     193,174
*   Hurriyet Gazetecilik A.S........................... 1,046,425     260,045
#*  Ihlas EV Aletleri..................................   383,614      61,238
#*  Ihlas Holding A.S.................................. 7,195,890   1,147,895
#*  Ihlas Madencilik A.S...............................   201,541     612,183
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................    88,652     137,656
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........   753,290     759,458
*   Is Finansal Kiralama A.S...........................   715,178     288,232
    Is Yatirim Menkul Degerler A.S. Class A............   176,359      90,662
*   Isiklar Yatirim Holding A.S........................         1          --
#*  Izmir Demir Celik Sanayi A.S.......................   491,665     435,599
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A..................................... 1,057,590     904,574
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................   522,824     923,324
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 5,090,893   2,188,586
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............. 1,790,184     676,822
#   Kartonsan Karton Sanayi ve Ticaret A.S.............     9,507     934,731
#*  Kerevitas Gida Sanayi ve Ticaret A.S...............     6,569     104,790
#   KOC Holding A.S.................................... 2,142,916   7,282,658
#   Konya Cimento Sanayii A.S..........................     9,266     981,845
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S............................   129,107     167,169
    Koza Altin Isletmeleri A.S.........................   174,468   1,475,405
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...... 1,358,132   1,318,320
    Mardin Cimento Sanayii ve Ticaret A.S..............   180,849     335,874
#*  Marshall Boya ve Vernik............................    37,228     678,184
*   Marti Otel Isletmeleri A.S.........................         1          --
*   Menderes Tekstil Sanayi ve Ticaret A.S.............   607,410     107,775
*   Metro Ticari ve Mali Yatirimlar Holding A.S........ 1,513,273     409,080
#*  Migros Ticaret A.S.................................   168,332   1,089,589
*   Milpa..............................................    38,434      18,714
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.....   192,675      79,405
    Mutlu Aku ve Malzemeleri Sanayi AS.................    93,037     363,448
#   NET Holding A.S.................................... 1,080,794   1,141,919
#*  Net Turizm Ticaret ve Sanayi SA....................   749,755     299,670
#   Netas Telekomunikasyon A.S.........................   132,095     289,972
    Nuh Cimento Sanayi A.S.............................   187,430     749,960
#   Otokar Otomotiv Ve Savunma Sanayi A.S..............    65,873   1,407,077

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                      --------- ---------------
TURKEY -- (Continued)
#*  Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S....................................   438,163 $       937,644
#*  Petkim Petrokimya Holding A.S.................... 4,885,242       5,481,121
    Pinar Entegre Et ve Un Sanayi A.S................    84,385         301,692
    Pinar SUT Mamulleri Sanayii A.S..................   107,752         837,028
*   Polyester Sanayi A.S............................. 1,412,522         662,894
*   Reysas Tasimacilik ve Lojistik Ticaret A.S.......         1              --
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S............................................   202,914         263,313
*   Sekerbank TAS.................................... 2,431,420       2,181,735
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........   982,369         784,025
    Soda Sanayii A.S.................................   700,446         865,164
*   Soktas Tekstil Sanayi ve Ticaret A.S.............         1               1
*   Tat Gida Sanayi AS...............................   761,950         793,559
    TAV Havalimanlari Holding A.S....................   608,409       4,577,039
#   Tekfen Holding A.S............................... 1,337,463       2,801,070
*   Teknosa Ic Ve Dis Ticaret A.S....................   117,009         603,826
#*  Tekstil Bankasi A.S.............................. 1,044,262         472,943
    Tofas Turk Otomobil Fabrikasi A.S................   443,466       2,085,960
#   Trakya Cam Sanayi A.S............................ 3,121,837       2,891,729
    Tupras Turkiye Petrol Rafinerileri A.S...........   399,126       6,578,919
#   Turcas Petrol A.S................................   496,674         503,928
    Turk Hava Yollari................................ 3,339,229       9,983,044
#   Turk Telekomunikasyon A.S........................   743,738       1,849,067
    Turk Traktor ve Ziraat Makineleri A.S............   110,580       2,551,763
#*  Turkcell Iletisim Hizmetleri A.S................. 1,006,928       4,973,883
#*  Turkcell Iletisim Hizmetleri A.S. ADR............   293,927       3,659,391
    Turkiye Garanti Bankasi A.S...................... 6,772,059      17,929,428
    Turkiye Halk Bankasi A.S......................... 2,445,699      12,114,705
    Turkiye Is Bankasi............................... 5,365,823       9,646,126
    Turkiye Sinai Kalkinma Bankasi A.S............... 5,589,168       4,216,936
    Turkiye Sise ve Cam Fabrikalari A.S.............. 3,268,085       3,619,643
#   Turkiye Vakiflar Bankasi Tao..................... 4,199,622       6,436,420
#   Ulker Biskuvi Sanayi A.S.........................   451,159       2,778,283
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S..........   508,835         691,476
#*  Vestel Elektronik Sanayi ve Ticaret A.S.......... 1,147,392         712,404
#   Yapi ve Kredi Bankasi A.S........................ 2,960,083       4,180,613
#*  Zorlu Enerji Elektrik Uretim A.S................. 1,701,186         716,291
                                                                ---------------
TOTAL TURKEY.........................................               246,455,671
                                                                ---------------
UNITED KINGDOM -- (0.0%)
    Redefine International P.L.C.....................    76,069          62,140
                                                                ---------------
TOTAL COMMON STOCKS..................................            12,223,424,984
                                                                ---------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.5%)
    AES Tiete SA.....................................   433,806       3,393,351
    Alpargatas SA....................................   518,600       2,710,498
    Banco ABC Brasil SA..............................   568,348       2,799,385
    Banco Bradesco SA................................ 1,955,373      21,116,377
    Banco Daycoval SA................................   142,294         466,053
    Banco do Estado do Rio Grande do Sul SA Class B.. 1,059,071       4,613,654
    Banco Industrial e Comercial SA..................   306,755         915,763

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
BRAZIL -- (Continued)
*   Banco Panamericano SA..............................   600,000 $    975,468
    Banco Pine SA......................................   150,765      502,157
    Banco Sofisa SA....................................    85,800      102,534
*   Braskem SA Class A.................................   185,000    1,420,455
    Centrais Eletricas Brasileiras SA Class B..........   835,700    3,249,354
    Centrais Eletricas de Santa Catarina SA............    60,363      381,956
    Cia Brasileira de Distribuicao Grupo Pao de Acucar.   239,520    9,222,251
    Cia de Gas de Sao Paulo Class A....................   107,995    2,322,651
    Cia de Saneamento do Parana........................    96,300      222,435
    Cia de Transmissao de Energia Eletrica Paulista....   171,600    1,732,124
    Cia Energetica de Minas Gerais..................... 1,262,058    7,262,690
    Cia Energetica de Sao Paulo Class B................   774,714    7,410,539
    Cia Energetica do Ceara Class A....................   132,125    2,626,123
    Cia Ferro Ligas da Bahia - Ferbasa.................   192,882    1,013,296
    Cia Paranaense de Energia..........................   181,060    2,078,647
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................   636,586    2,312,233
*   Empresa Metropolitana de Aguas e Energia SA........     6,100       13,811
    Eucatex SA Industria e Comercio....................    87,459      227,974
    Forjas Taurus SA...................................   400,223      321,737
    Gerdau SA..........................................   706,915    4,994,624
*   Gol Linhas Aereas Inteligentes SA..................   390,766    1,531,306
*   Inepar SA Industria e Construcoes..................   215,950       66,300
    Itau Unibanco Holding SA........................... 2,951,785   36,801,802
    Klabin SA.......................................... 2,474,733   12,625,676
    Lojas Americanas SA................................ 1,274,328    7,737,478
    Marcopolo SA....................................... 2,270,518    4,878,248
    Oi SA.............................................. 1,045,379    1,796,715
    Parana Banco SA....................................    45,100      204,958
    Petroleo Brasileiro SA............................. 2,137,472   12,920,764
    Randon Participacoes SA............................ 1,171,756    4,519,357
    Saraiva SA Livreiros Editores......................   153,264    1,264,298
    Suzano Papel e Celulose SA Class A................. 1,917,499    7,551,178
    Telefonica Brasil SA...............................   225,198    4,260,398
    Unipar Participacoes SA Class B.................... 1,538,997      306,092
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 2,488,358   12,235,554
    Vale SA............................................ 1,753,428   21,691,181
    Whirlpool SA.......................................    26,086       43,931
                                                                  ------------
TOTAL BRAZIL...........................................            214,843,376
                                                                  ------------
CHILE -- (0.0%)
    Coca-Cola Embonor SA Class B.......................       676        1,294
    Embotelladora Andina SA............................   139,928      425,771
    Embotelladora Andina SA Class B....................   212,801      797,763
    Sociedad Quimica y Minera de Chile SA Class B......    11,313      282,964
                                                                  ------------
TOTAL CHILE............................................              1,507,792
                                                                  ------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................   454,059      917,837
    Banco Davivienda SA................................   397,198    4,216,445
    Grupo Aval Acciones y Valores...................... 2,706,890    1,557,594

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES         VALUE++
                                                   ------------ ---------------
COLOMBIA -- (Continued)
      Grupo de Inversiones Suramericana SA........       94,040 $     1,455,435
                                                                ---------------
TOTAL COLOMBIA....................................                    8,147,311
                                                                ---------------
TOTAL PREFERRED STOCKS............................                  224,498,479
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
*     Marfrig Global Foods SA.....................          565               3
                                                                ---------------
MALAYSIA -- (0.0%)
*     BIMB Holdings Bhd...........................      161,147          34,189
*     Genting Bhd.................................    1,115,012         972,908
*     Genting Plantations Bhd.....................      154,060         137,648
*     Malaysian Resources Corp. Bhd Warrants
        09/16/18..................................    1,287,271          86,549
*     Symphony Life Bhd...........................       71,858           6,334
                                                                ---------------
TOTAL MALAYSIA....................................                    1,237,628
                                                                ---------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights.................    2,510,058              --
                                                                ---------------
SOUTH KOREA -- (0.0%)
#*    Hyundai Elevator Co., Ltd...................        8,522         106,689
                                                                ---------------
THAILAND -- (0.0%)
*     G J Steel PCL Rights 02/07/20...............    5,733,585          19,106
                                                                ---------------
TOTAL RIGHTS/WARRANTS.............................                    1,363,426
                                                                ---------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)         VALUE+
                                                   ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@  DFA Short Term Investment Fund..............  110,803,803   1,282,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.01%, 02/03/14
        (Collateralized by $5,101,000 U.S.
        Treasury Note 0.125%, 12/31/14, valued at
        $5,101,598.87) to be repurchased at
        $5,000,003................................ $      5,000       5,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $6,772,551 GNMA 3.50%,
        09/20/42, valued at $6,087,339) to be
        repurchased at $5,967,989.................        5,968       5,967,979
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                1,292,967,979
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,711,362,726)^^........................              $13,742,254,868
                                                                ===============

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $  526,831,004 $   552,167,609   --    $ 1,078,998,613
   Chile................     48,989,815     128,196,016   --        177,185,831
   China................    188,149,498   1,688,588,184   --      1,876,737,682
   Colombia.............     59,541,614              --   --         59,541,614
   Czech Republic.......             --      36,615,719   --         36,615,719
   Egypt................             --       7,508,229   --          7,508,229
   Greece...............      3,566,819      51,385,974   --         54,952,793
   Hungary..............        236,063      37,045,668   --         37,281,731
   India................     88,128,233     804,369,758   --        892,497,991
   Indonesia............     13,673,426     339,364,257   --        353,037,683
   Israel...............             --         203,160   --            203,160
   Malaysia.............      2,291,905     583,671,164   --        585,963,069
   Mexico...............    713,171,486         223,841   --        713,395,327
   Peru.................     18,263,025              --   --         18,263,025
   Philippines..........      3,827,554     170,549,368   --        174,376,922
   Poland...............             --     267,932,633   --        267,932,633
   Russia...............     15,678,323     494,134,763   --        509,813,086
   South Africa.........     78,577,408     830,691,701   --        909,269,109
   South Korea..........     89,148,050   1,825,238,922   --      1,914,386,972
   Taiwan...............     35,236,336   1,908,756,624   --      1,943,992,960
   Thailand.............    364,897,928          55,096   --        364,953,024
   Turkey...............      3,659,391     242,796,280   --        246,455,671
   United Kingdom.......             --          62,140   --             62,140
Preferred Stocks
   Brazil...............        321,737     214,521,639   --        214,843,376
   Chile................             --       1,507,792   --          1,507,792
   Colombia.............      8,147,311              --   --          8,147,311
Rights/Warrants
   Brazil...............             --               3   --                  3
   Malaysia.............             --       1,237,628   --          1,237,628
   Poland...............             --              --   --                 --
   South Korea..........             --         106,689   --            106,689
   Thailand.............             --          19,106   --             19,106
Securities Lending
  Collateral............             --   1,292,967,979   --      1,292,967,979
                         -------------- ---------------   --    ---------------
TOTAL................... $2,262,336,926 $11,479,917,942   --    $13,742,254,868
                         ============== ===============   ==    ===============

                       DFA COMMODITY STRATEGY PORTFOLIO
                     CONSOLIDATED SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
 BONDS -- (82.1%)
 AUSTRALIA -- (4.1%)
 Australia & New Zealand Banking Group, Ltd.
    1.250%, 01/10/17..................................   $   12,000 $12,041,532
 BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14..................................          960     967,917
 Commonwealth Bank of Australia
    1.250%, 09/18/15..................................        4,780   4,836,566
 National Australia Bank, Ltd.
    5.500%, 05/20/15.................................. EUR    6,500   9,322,749
 Westpac Banking Corp.
    4.200%, 02/27/15..................................        2,300   2,393,776
    3.000%, 08/04/15..................................        3,920   4,067,110
                                                                    -----------
 TOTAL AUSTRALIA......................................               33,629,650
                                                                    -----------
 CANADA -- (5.8%)
 Bank of Nova Scotia
    1.850%, 01/12/15..................................        2,000   2,028,256
    2.050%, 10/07/15..................................        2,500   2,567,767
 Enbridge, Inc.
    5.800%, 06/15/14..................................        1,900   1,935,684
    4.900%, 03/01/15..................................        1,500   1,568,804
 Export Development Canada
    0.875%, 12/07/16.................................. GBP   10,000  16,358,929
 Husky Energy, Inc.
    5.900%, 06/15/14..................................        2,500   2,547,793
 Ontario, Province of Canada
    2.300%, 05/10/16..................................        5,000   5,183,895
 Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15..................................        1,830   1,918,094
 Royal Bank of Canada
    0.800%, 10/30/15..................................        2,500   2,512,450
    2.625%, 12/15/15..................................        2,500   2,595,845
 Toronto-Dominion Bank (The)
    2.500%, 07/14/16..................................        2,500   2,600,612
 TransAlta Corp.
    4.750%, 01/15/15..................................        2,508   2,596,801
 TransCanada PipeLines, Ltd.
    3.400%, 06/01/15..................................        3,106   3,220,288
                                                                    -----------
 TOTAL CANADA.........................................               47,635,218
                                                                    -----------
 FRANCE -- (1.4%)
 Agence Francaise de Developpement
    2.500%, 07/15/15..................................        3,000   3,086,124
 BNP Paribas SA
    3.250%, 03/11/15..................................        4,035   4,150,369
 Orange SA
    4.375%, 07/08/14..................................        3,231   3,283,517

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
 FRANCE -- (Continued)
    2.125%, 09/16/15..................................   $      500 $   509,373
                                                                    -----------
 TOTAL FRANCE.........................................               11,029,383
                                                                    -----------
 GERMANY -- (2.3%)
 Deutsche Bank AG
    3.875%, 08/18/14..................................        1,750   1,782,996
    3.250%, 01/11/16..................................        1,000   1,046,483
 Landwirtschaftliche Rentenbank
    3.250%, 12/07/16.................................. GBP    9,000  15,676,728
                                                                    -----------
 TOTAL GERMANY........................................               18,506,207
                                                                    -----------
 JAPAN -- (1.6%)
 Japan Bank for International Cooperation
    2.250%, 07/13/16..................................        8,000   8,304,256
 Nomura Holdings, Inc.
    5.000%, 03/04/15..................................        3,500   3,648,369
    2.000%, 09/13/16..................................        1,000   1,010,637
                                                                    -----------
 TOTAL JAPAN..........................................               12,963,262
                                                                    -----------
 NETHERLANDS -- (5.6%)
 Aegon NV
    4.625%, 12/01/15..................................        3,489   3,714,714
 Bank Nederlandse Gemeenten
    2.750%, 07/01/15..................................        9,500   9,813,329
 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    3.125%, 02/05/15.................................. CAD    7,000   6,380,166
    2.125%, 10/13/15..................................        7,000   7,189,679
 Deutsche Telekom International Finance BV
    4.875%, 07/08/14..................................        1,900   1,935,321
 Nederlandse Waterschapsbank NV
    2.125%, 09/07/16.................................. GBP   10,000  16,840,262
                                                                    -----------
 TOTAL NETHERLANDS....................................               45,873,471
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.1%)
 Asian Development Bank
    1.000%, 12/15/16.................................. GBP   10,000  16,406,931
 Council Of Europe Development Bank
    1.750%, 12/19/16.................................. GBP    9,000  15,043,793
 European Investment Bank
    6.500%, 09/10/14.................................. NZD    2,531   2,080,907
    3.250%, 12/07/16.................................. GBP    9,000  15,652,079
 Nordic Investment Bank
    7.500%, 04/15/15.................................. NZD   11,000   9,282,923
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........               58,466,633
                                                                    -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
SWEDEN -- (4.0%)
Nordea Bank AB
   2.250%, 03/20/15..................................... $    5,250 $ 5,355,829
   2.750%, 08/11/15.....................................  EUR 5,000   6,974,449
Svensk Exportkredit AB
   2.125%, 07/13/16.....................................      7,000   7,242,851
   1.125%, 12/15/16.....................................  GBP 3,000   4,915,717
Svenska Handelsbanken AB
   3.125%, 07/12/16.....................................      8,250   8,653,450
                                                                    -----------
TOTAL SWEDEN............................................             33,142,296
                                                                    -----------
SWITZERLAND -- (0.3%)
Credit Suisse New York
   5.500%, 05/01/14.....................................        250     253,148
   3.500%, 03/23/15.....................................      1,000   1,033,378
UBS AG
   3.875%, 01/15/15.....................................      1,163   1,200,995
                                                                    -----------
TOTAL SWITZERLAND.......................................              2,487,521
                                                                    -----------
UNITED KINGDOM -- (4.9%)
Barclays Bank P.L.C.
   5.200%, 07/10/14.....................................      1,500   1,531,791
British Telecommunications P.L.C.
   2.000%, 06/22/15.....................................      3,100   3,154,771
Lloyds Bank P.L.C.
   4.875%, 01/21/16.....................................      5,000   5,377,835
Rio Tinto Finance USA P.L.C.
   1.125%, 03/20/15.....................................      3,850   3,871,263
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15.....................................      6,300   6,444,484
United Kingdom Gilt
   4.000%, 09/07/16.....................................  GBP 9,000  16,010,209
Vodafone Group P.L.C.
   4.150%, 06/10/14.....................................      1,825   1,848,521
   3.375%, 11/24/15.....................................      2,000   2,091,926
                                                                    -----------
TOTAL UNITED KINGDOM....................................             40,330,800
                                                                    -----------
UNITED STATES -- (45.0%)
AbbVie, Inc.
   1.200%, 11/06/15.....................................      4,000   4,040,976
ACE INA Holdings, Inc.
   5.875%, 06/15/14.....................................      1,250   1,274,383
   2.600%, 11/23/15.....................................      3,295   3,410,898
Aetna, Inc.
   6.000%, 06/15/16.....................................      2,763   3,082,367
Aflac, Inc.
   3.450%, 08/15/15.....................................      3,800   3,965,555
Air Products & Chemicals, Inc.
   2.000%, 08/02/16.....................................      3,615   3,708,119
Allstate Corp. (The)
   5.000%, 08/15/14.....................................      2,130   2,182,743

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
UNITED STATES -- (Continued)
Altria Group, Inc.
   4.125%, 09/11/15..................................... $    2,170 $ 2,288,699
American Express Credit Corp.
   5.125%, 08/25/14.....................................      1,700   1,745,011
   1.750%, 06/12/15.....................................      1,200   1,219,028
   2.750%, 09/15/15.....................................      2,250   2,323,339
American International Group, Inc.
   3.000%, 03/20/15.....................................      6,000   6,161,778
Ameriprise Financial, Inc.
   5.650%, 11/15/15.....................................        813     880,469
Amgen, Inc.
   1.875%, 11/15/14.....................................      1,825   1,845,860
   4.850%, 11/18/14.....................................      1,000   1,034,229
Anadarko Petroleum Corp.
   5.950%, 09/15/16.....................................      1,000   1,115,658
Anheuser-Busch InBev Worldwide, Inc.
   0.800%, 07/15/15.....................................      2,000   2,011,180
Apple, Inc.
   0.450%, 05/03/16.....................................     10,000   9,970,730
Assurant, Inc.
   5.625%, 02/15/14.....................................      2,000   2,002,698
AT&T, Inc.
   2.500%, 08/15/15.....................................      4,600   4,725,502
   2.400%, 08/15/16.....................................      1,000   1,031,523
AutoZone, Inc.
   6.950%, 06/15/16.....................................      3,000   3,397,965
Bank of America Corp.
   1.500%, 10/09/15.....................................      5,000   5,050,545
   3.750%, 07/12/16.....................................      1,500   1,591,500
BB&T Corp.
   5.700%, 04/30/14.....................................      3,087   3,125,838
BlackRock, Inc.
   3.500%, 12/10/14.....................................      2,000   2,053,046
Burlington Northern Santa Fe LLC
   4.875%, 01/15/15.....................................        200     207,940
Capital One Financial Corp.
   7.375%, 05/23/14.....................................      1,189   1,213,836
   2.150%, 03/23/15.....................................      4,700   4,774,561
Cardinal Health, Inc.
   4.000%, 06/15/15.....................................      3,000   3,135,891
Caterpillar Financial Services Corp.
   2.650%, 04/01/16.....................................      5,000   5,208,050
CenterPoint Energy Resources Corp.
   6.150%, 05/01/16.....................................      5,000   5,515,550
Charles Schwab Corp. (The)
   0.850%, 12/04/15.....................................      3,000   3,004,272
Cisco Systems, Inc.
   1.625%, 03/14/14.....................................      1,550   1,552,387
Citigroup, Inc.
   6.375%, 08/12/14.....................................        636     655,325

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
   5.300%, 01/07/16......................................... $2,716  $2,936,072
CNA Financial Corp.
   5.850%, 12/15/14.........................................  3,277   3,422,587
Colgate-Palmolive Co.
   1.300%, 01/15/17.........................................  9,723   9,841,553
Comcast Corp.
   4.950%, 06/15/16.........................................  3,500   3,826,809
   6.500%, 01/15/17.........................................  1,000   1,152,257
Comerica, Inc.
   3.000%, 09/16/15.........................................  2,277   2,363,829
Computer Sciences Corp.
   2.500%, 09/15/15.........................................  3,558   3,640,104
Consolidated Edison Co. of New York, Inc.
   4.700%, 02/01/14.........................................    400     400,000
CVS Caremark Corp.
   3.250%, 05/18/15.........................................  1,000   1,034,138
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
   4.750%, 10/01/14.........................................  1,500   1,541,647
   3.500%, 03/01/16.........................................  5,000   5,250,280
Dominion Resources, Inc.
   5.150%, 07/15/15.........................................  1,400   1,488,297
   2.250%, 09/01/15.........................................  5,000   5,124,020
Dow Chemical Co. (The)
   2.500%, 02/15/16.........................................  1,000   1,029,598
Eastman Chemical Co.
   3.000%, 12/15/15.........................................  1,000   1,036,376
Ecolab, Inc.
   1.000%, 08/09/15.........................................  2,000   2,007,756
Enbridge Energy Partners L.P.
   5.350%, 12/15/14.........................................  1,475   1,533,794
Energy Transfer Partners L.P.
   5.950%, 02/01/15.........................................  1,200   1,260,120
Enterprise Products Operating LLC
   5.600%, 10/15/14.........................................  2,666   2,765,436
EOG Resources, Inc.
   2.950%, 06/01/15.........................................  2,440   2,522,574
   2.500%, 02/01/16.........................................  1,325   1,371,986
Exelon Corp.
   4.900%, 06/15/15.........................................    500     526,491
Express Scripts Holding Co.
   2.100%, 02/12/15.........................................  4,000   4,059,148
   3.125%, 05/15/16.........................................  1,975   2,061,752
Fifth Third Bancorp
   3.625%, 01/25/16.........................................  1,000   1,051,106
Fifth Third Bank
   0.900%, 02/26/16.........................................  2,000   2,004,874
Ford Motor Credit Co. LLC
   12.000%, 05/15/15........................................  3,500   3,989,846

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
UNITED STATES -- (Continued)
Freeport-McMoRan Copper & Gold, Inc.
   1.400%, 02/13/15......................................... $3,996  $4,018,262
GATX Corp.
   4.750%, 05/15/15.........................................  5,240   5,499,003
General Electric Capital Corp.
   1.625%, 07/02/15.........................................  2,000   2,030,644
Gilead Sciences, Inc.
   2.400%, 12/01/14.........................................  3,000   3,046,668
Goldman Sachs Group, Inc. (The)
   3.300%, 05/03/15.........................................  3,500   3,606,274
   3.625%, 02/07/16.........................................  1,000   1,048,494
Google, Inc.
   2.125%, 05/19/16.........................................  6,000   6,221,406
Hartford Financial Services Group, Inc.
   4.000%, 03/30/15.........................................  1,400   1,451,600
Hess Corp.
   7.000%, 02/15/14.........................................    175     175,296
Hewlett-Packard Co.
   2.625%, 12/09/14.........................................  1,300   1,322,675
HSBC USA, Inc.
   2.375%, 02/13/15.........................................  2,000   2,038,790
Humana, Inc.
   6.450%, 06/01/16.........................................  4,500   5,028,178
Johnson Controls, Inc.
   5.500%, 01/15/16.........................................  1,282   1,389,832
JPMorgan Chase & Co.
   3.700%, 01/20/15.........................................  2,800   2,879,352
   3.400%, 06/24/15.........................................  1,000   1,036,872
KeyBank NA
   1.100%, 11/25/16.........................................  1,000   1,001,299
KeyCorp
   3.750%, 08/13/15.........................................  3,000   3,131,232
Lorillard Tobacco Co.
   3.500%, 08/04/16.........................................  4,000   4,217,420
Lowe's Cos., Inc.
   5.000%, 10/15/15.........................................  1,050   1,126,809
Marathon Oil Corp.
   0.900%, 11/01/15.........................................  1,140   1,142,525
Marsh & McLennan Cos., Inc.
   5.750%, 09/15/15.........................................  1,916   2,065,845
Medtronic, Inc.
   4.750%, 09/15/15.........................................  1,087   1,161,918
MetLife, Inc.
   2.375%, 02/06/14.........................................    420     420,025
   5.500%, 06/15/14.........................................  1,250   1,273,139
   5.000%, 06/15/15.........................................    500     529,553
   6.750%, 06/01/16.........................................  3,000   3,394,830
Mondelez International, Inc.
   4.125%, 02/09/16.........................................  3,716   3,951,895

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
Morgan Stanley
   3.800%, 04/29/16........................................ $ 6,000 $ 6,343,848
NASDAQ OMX Group, Inc. (The)
   4.000%, 01/15/15........................................   2,800   2,883,017
Omnicom Group, Inc.
   5.900%, 04/15/16........................................   1,750   1,932,348
ONEOK, Inc.
   5.200%, 06/15/15........................................   1,000   1,056,606
PACCAR Financial Corp.
   0.750%, 08/14/15........................................   2,000   2,010,588
PepsiCo, Inc.
   0.700%, 08/13/15........................................   5,595   5,609,278
Philip Morris International, Inc.
   2.500%, 05/16/16........................................   1,000   1,039,690
Plains All American Pipeline L.P. / PAA Finance Corp.
   3.950%, 09/15/15........................................   2,830   2,970,931
PNC Funding Corp.
   5.400%, 06/10/14........................................   2,075   2,111,339
   4.250%, 09/21/15........................................     600     633,190
PPG Industries, Inc.
   1.900%, 01/15/16........................................   2,050   2,081,006
Progress Energy, Inc.
   5.625%, 01/15/16........................................   2,000   2,178,832
Prudential Financial, Inc.
   3.875%, 01/14/15........................................   1,000   1,030,949
   6.200%, 01/15/15........................................   2,448   2,575,320
Quest Diagnostics, Inc.
   5.450%, 11/01/15........................................   4,000   4,304,476
Qwest Corp.
   7.500%, 10/01/14........................................   2,300   2,394,935
Reynolds American, Inc.
   1.050%, 10/30/15........................................   4,000   4,014,340
Safeway, Inc.
   5.625%, 08/15/14........................................   4,500   4,600,778
Sempra Energy
   2.000%, 03/15/14........................................     416     416,749
Sherwin-Williams Co. (The)
   3.125%, 12/15/14........................................   1,048   1,072,051
Southern Power Co.
   4.875%, 07/15/15........................................   3,660   3,873,125
Spectra Energy Capital LLC
   5.500%, 03/01/14........................................   1,500   1,505,327
   5.668%, 08/15/14........................................     955     980,780
Starbucks Corp.
   0.875%, 12/05/16........................................   1,000     997,867
SunTrust Banks, Inc.
   3.600%, 04/15/16........................................   4,000   4,220,532
Target Corp.
   5.875%, 07/15/16........................................     325     364,581

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
UNITED STATES -- (Continued)
TD Ameritrade Holding Corp.
   4.150%, 12/01/14........................................ $ 2,350 $ 2,421,071
Textron, Inc.
   6.200%, 03/15/15........................................   1,500   1,587,828
Thermo Fisher Scientific, Inc.
   3.200%, 05/01/15........................................   2,250   2,319,493
   2.250%, 08/15/16........................................   2,953   3,035,829
Time Warner Cable, Inc.
   3.500%, 02/01/15........................................   4,000   4,105,304
Time Warner, Inc.
   5.875%, 11/15/16........................................   1,000   1,127,576
Toyota Motor Credit Corp.
   0.875%, 07/17/15........................................   2,000   2,014,550
   2.000%, 09/15/16........................................  15,819  16,295,452
Union Bank NA
   3.000%, 06/06/16........................................   1,000   1,049,586
UnitedHealth Group, Inc.
   5.000%, 08/15/14........................................   1,170   1,198,968
   1.875%, 11/15/16........................................   1,000   1,025,532
Valero Energy Corp.
   4.750%, 04/01/14........................................   1,125   1,132,451
   4.500%, 02/01/15........................................     900     933,267
Verizon Communications, Inc.
   0.700%, 11/02/15........................................   3,000   2,995,779
   5.550%, 02/15/16........................................   2,400   2,622,142
Viacom, Inc.
   4.375%, 09/15/14........................................   1,229   1,257,623
Walgreen Co.
   1.000%, 03/13/15........................................   3,720   3,736,308
Walt Disney Co. (The)
   0.875%, 12/01/14........................................   1,500   1,509,162
WellPoint, Inc.
   5.000%, 12/15/14........................................   2,500   2,598,492
   5.250%, 01/15/16........................................   3,000   3,246,630
Wells Fargo & Co.
   3.750%, 10/01/14........................................   2,300   2,351,867
   1.250%, 02/13/15........................................   1,000   1,008,174
   1.500%, 07/01/15........................................   2,500   2,533,990
Williams Partners L.P.
   3.800%, 02/15/15........................................   2,300   2,369,568
Xerox Corp.
   4.250%, 02/15/15........................................   3,500   3,621,089
Yum! Brands, Inc.
   4.250%, 09/15/15........................................   2,485   2,620,656

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
 UNITED STATES -- (Continued)
 Zimmer Holdings, Inc.
     1.400%, 11/30/14..................................... $ 1,000 $  1,006,926
                                                                   ------------
 TOTAL UNITED STATES......................................          368,887,533
                                                                   ------------
 TOTAL BONDS..............................................          672,951,974
                                                                   ------------
 AGENCY OBLIGATIONS -- (5.8%)
 Federal National Mortgage Association
     0.500%, 03/30/16.....................................  17,000   17,029,155
     1.375%, 11/15/16.....................................  30,000   30,611,970
                                                                   ------------
 TOTAL AGENCY OBLIGATIONS.................................           47,641,125
                                                                   ------------
 U.S. TREASURY OBLIGATIONS -- (12.1%)
 U.S. Treasury Notes
 @@  0.375%, 11/15/15.....................................  69,000   69,118,611
     0.875%, 12/31/16.....................................  30,000   30,171,090
                                                                   ------------
 TOTAL U.S. TREASURY OBLIGATIONS..........................           99,289,701
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $818,035,903)^^..................................         $819,882,800
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................      -- $ 33,629,650    --    $ 33,629,650
   Canada..........................      --   47,635,218    --      47,635,218
   France..........................      --   11,029,383    --      11,029,383
   Germany.........................      --   18,506,207    --      18,506,207
   Japan...........................      --   12,963,262    --      12,963,262
   Netherlands.....................      --   45,873,471    --      45,873,471
   Supranational Organization
     Obligations...................      --   58,466,633    --      58,466,633
   Sweden..........................      --   33,142,296    --      33,142,296
   Switzerland.....................      --    2,487,521    --       2,487,521
   United Kingdom..................      --   40,330,800    --      40,330,800
   United States...................      --  368,887,533    --     368,887,533
Agency Obligations.................      --   47,641,125    --      47,641,125
U.S. Treasury Obligations..........      --   99,289,701    --      99,289,701
Swap Agreements**..................      --   (6,586,121)   --      (6,586,121)
Futures Contracts**................ $14,446           --    --          14,446
Forward Currency Contracts**.......      --      600,337    --         600,337
                                    ------- ------------    --    ------------
TOTAL.............................. $14,446 $813,897,016    --    $813,911,462
                                    ======= ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
AGENCY OBLIGATIONS -- (9.1%)
Federal Farm Credit Bank
      0.500%, 06/23/15................................... $ 35,000 $ 35,119,385
Federal Home Loan Bank
      0.375%, 06/12/14...................................   60,000   60,063,420
      2.500%, 06/13/14...................................    3,880    3,913,892
      0.375%, 08/28/15...................................   70,000   70,118,160
Federal Home Loan Mortgage Corporation
      5.000%, 07/15/14...................................   25,000   25,551,350
      4.375%, 07/17/15...................................   38,000   40,309,184
      0.500%, 08/28/15...................................    6,900    6,920,824
      4.750%, 11/17/15...................................   25,000   26,986,600
Federal National Mortgage Association
      1.125%, 06/27/14...................................   12,000   12,051,108
      0.500%, 05/27/15...................................   15,000   15,050,760
      0.500%, 07/02/15...................................  150,000  150,490,650
#     2.375%, 07/28/15...................................   70,000   72,166,430
      0.500%, 09/28/15...................................   20,000   20,064,020
      4.375%, 10/15/15...................................  145,000  154,984,845
      1.625%, 10/26/15...................................  110,000  112,488,090
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..........................................  806,278,718
                                                                   ------------
BONDS -- (68.0%)
Agence Francaise de Developpement
      1.250%, 06/09/14...................................   92,216   92,522,342
ANZ New Zealand Int'l, Ltd.
      3.125%, 08/10/15...................................   83,705   86,611,824
Asian Development Bank
      2.750%, 05/21/14...................................   50,000   50,381,450
      2.625%, 02/09/15...................................   50,000   51,226,050
      7.500%, 06/15/15...................................   15,000   16,440,285
      0.500%, 08/17/15...................................    5,000    5,015,980
Australia & New Zealand Banking Group, Ltd.
      2.125%, 09/19/14...................................    6,868    6,927,065
      3.700%, 01/13/15...................................   74,544   76,864,480
      0.486%, 01/29/15...................................   60,000   60,162,000
Bank Nederlandse Gemeenten
      1.000%, 11/17/14...................................  139,400  140,182,313
      3.125%, 01/12/15...................................   26,000   26,687,180
      1.375%, 03/23/15...................................   17,070   17,277,571
      2.750%, 07/01/15...................................   49,500   51,132,609
      2.500%, 01/11/16...................................   20,000   20,747,600
Bank of New York Mellon Corp. (The)
      4.300%, 05/15/14...................................   14,955   15,124,979
#     3.100%, 01/15/15...................................   43,900   45,021,425
#     2.950%, 06/18/15...................................    9,975   10,319,028
Bank of Nova Scotia
      0.739%, 02/10/14...................................   75,000   75,010,050

                                                            FACE
                                                           AMOUNT
                                                           (000)      VALUE+
                                                          -------- ------------
      0.460%, 10/10/14................................... $ 14,000 $ 14,024,710
Belgium Government International Bond
      2.750%, 03/05/15...................................   10,000   10,250,660
Berkshire Hathaway, Inc.
#     3.200%, 02/11/15...................................    5,094    5,244,013
Berkshire Hathaway, Inc. Floating Rate Note
(r)   0.941%, 08/15/14...................................   12,700   12,748,336
British Columbia, Province of Canada
#     2.850%, 06/15/15...................................   59,457   61,530,563
Caisse d'Amortissement de la Dette Sociale
      3.500%, 07/01/14...................................   63,000   63,824,670
      1.250%, 07/11/14...................................  106,000  106,453,680
Commonwealth Bank of Australia
      3.750%, 10/15/14...................................   77,164   78,940,392
#     3.500%, 03/19/15...................................   25,589   26,446,129
      1.250%, 09/18/15...................................   21,140   21,390,171
Commonwealth Bank of Australia Floating Rate Note
#(r)  0.974%, 03/17/14...................................    5,609    5,615,035
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
#     4.200%, 05/13/14...................................   38,024   38,431,161
      1.875%, 12/15/14...................................   27,900   28,245,848
#     2.125%, 10/13/15...................................   23,500   24,136,780
Council Of Europe Development Bank
      4.500%, 06/30/14...................................   32,000   32,552,640
#     2.750%, 02/10/15...................................   81,626   83,685,506
      4.000%, 04/15/15...................................   25,000   26,099,600
DBS Bank Ltd.
      2.375%, 09/14/15...................................   11,700   12,033,848
Development Bank of Japan, Inc.
      2.875%, 04/20/15...................................   24,500   25,238,920
EUROFIMA
      4.500%, 03/06/15...................................   85,230   89,056,827
European Bank for Reconstruction & Development
#     2.750%, 04/20/15...................................   10,000   10,302,280
      1.625%, 09/03/15...................................   35,000   35,739,060
European Investment Bank
      1.500%, 05/15/14...................................   45,000   45,171,360
      4.625%, 05/15/14...................................   10,000   10,124,290
      4.750%, 10/15/14...................................   30,000   30,945,300
#     2.875%, 01/15/15...................................   48,000   49,210,032
      1.125%, 04/15/15...................................   69,500   70,232,460
      1.000%, 07/15/15...................................   32,000   32,331,520
Export Development Canada
      2.250%, 05/28/15...................................   21,000   21,553,434
General Electric Capital Corp.
      2.150%, 01/09/15...................................    1,700    1,729,463

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
#    4.875%, 03/04/15.................................. $ 55,600 $ 58,303,828
#    3.500%, 06/29/15..................................   14,732   15,336,911
#    2.375%, 06/30/15..................................   26,425   27,142,465
     1.625%, 07/02/15..................................   31,740   32,226,320
#    2.250%, 11/09/15..................................   35,187   36,226,635
     1.000%, 01/08/16..................................   43,300   43,588,248
     5.000%, 01/08/16..................................    5,000    5,415,240
General Electric Co.
     0.850%, 10/09/15..................................   38,450   38,654,285
Inter-American Development Bank
     3.000%, 04/22/14..................................   25,000   25,152,900
International Bank for Reconstruction & Development
     0.375%, 11/16/15..................................   75,000   75,020,325
Japan Finance Organization for Municipalities
     4.625%, 04/21/15..................................   35,200   36,990,694
JPMorgan Chase & Co. Floating Rate Note
(r)  0.993%, 05/02/14..................................    6,300    6,310,805
KFW
     1.500%, 04/04/14..................................   41,000   41,099,056
     4.125%, 10/15/14..................................   10,500   10,784,235
#    1.000%, 01/12/15..................................  130,500  131,456,304
     0.625%, 04/24/15..................................   15,000   15,068,085
#    4.375%, 07/21/15..................................   15,000   15,894,825
#    0.500%, 09/30/15..................................   30,000   30,088,980
Kingdom of Denmark
     0.625%, 05/22/15..................................   16,000   16,063,712
Kommunalbanken A.S.
     1.000%, 06/16/14..................................   13,000   13,039,260
     2.875%, 10/27/14..................................  105,500  107,527,710
     1.000%, 02/09/15..................................   14,000   14,102,564
     0.375%, 04/10/15..................................   15,000   15,011,850
     2.750%, 05/05/15..................................    9,550    9,840,607
     2.375%, 01/19/16..................................   26,700   27,664,404
Kommunekredit
     0.750%, 09/02/14..................................   23,000   23,062,008
     1.000%, 05/05/15..................................   25,000   25,208,150
Landeskreditbank Baden-Wuerttemberg Foerderbank
     1.750%, 02/18/14..................................   40,000   40,022,160
Landwirtschaftliche Rentenbank
     2.250%, 03/11/14..................................    4,650    4,659,802
     4.000%, 02/02/15..................................   14,500   15,037,080
     3.125%, 07/15/15..................................   70,734   73,619,452
Manitoba, Province of Canada
     1.375%, 04/28/14..................................   29,790   29,873,561
     2.625%, 07/15/15..................................   28,674   29,629,446
Microsoft Corp.
     1.625%, 09/25/15..................................   25,917   26,455,892
National Australia Bank, Ltd.
     2.250%, 04/11/14..................................    1,600    1,606,246

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                        -------- ------------
#    3.750%, 03/02/15.................................. $ 26,150 $ 27,080,705
#    2.000%, 03/09/15..................................   91,410   92,981,429
     1.600%, 08/07/15..................................   25,062   25,451,088
     2.750%, 09/28/15..................................   10,000   10,366,690
#    0.900%, 01/20/16..................................   26,700   26,823,728
National Australia Bank, Ltd. Floating Rate Note
(r)  1.389%, 02/14/14..................................   23,750   23,759,049
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14..................................  147,630  148,119,836
     1.250%, 10/20/14..................................   50,650   51,005,056
     3.000%, 03/17/15..................................   36,212   37,286,772
Netherlands Government Bond
     0.250%, 09/12/15..................................   25,000   24,960,050
Network Rail Infrastructure Finance P.L.C.
     0.875%, 01/20/15..................................   25,000   25,146,500
Nordea Bank AB
#    3.700%, 11/13/14..................................   18,000   18,464,832
#    2.250%, 03/20/15..................................   16,935   17,276,376
Nordea Bank Finland P.L.C.
     0.427%, 01/21/16..................................   72,500   72,484,195
Nordea Bank Finland P.L.C. Floating Rate Note
(r)  1.122%, 04/09/14..................................   55,000   55,114,345
Nordic Investment Bank
#    2.625%, 10/06/14..................................    8,400    8,535,828
#    2.500%, 07/15/15..................................    3,100    3,199,544
NRW Bank
     2.500%, 02/19/14..................................    6,300    6,301,512
     1.250%, 05/15/15..................................   69,000   69,795,708
NRW Bank Floating Rate Note
(r)  0.559%, 12/01/14..................................   24,000   24,053,568
Oesterreichische Kontrollbank AG
#    1.125%, 07/06/15..................................  136,155  137,635,958
     1.750%, 10/05/15..................................   14,489   14,814,119
Ontario, Province of Canada
     4.500%, 02/03/15..................................  108,100  112,647,875
#    2.950%, 02/05/15..................................   26,025   26,718,072
#    0.950%, 05/26/15..................................   53,000   53,452,514
     2.700%, 06/16/15..................................   52,000   53,675,960
     4.750%, 01/19/16..................................   10,000   10,813,680
Quebec, Province of Canada
     4.875%, 05/05/14..................................   39,400   39,865,117
     4.600%, 05/26/15..................................   16,399   17,303,077
Rabobank Nederland
     0.600%, 04/29/15..................................  140,600  140,431,139
Royal Bank of Canada
#    1.150%, 03/13/15..................................   19,881   20,075,814
#    0.550%, 05/01/15..................................  105,800  105,994,037
#    0.800%, 10/30/15..................................   62,717   63,029,331

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
Royal Bank of Canada Floating Rate Note
(r)   0.463%, 12/16/15................................. $ 65,000 $   65,036,400
Societe Financement de l'Economie Francaise
      3.375%, 05/05/14.................................   10,000     10,079,020
      2.875%, 09/22/14.................................  201,000    204,326,952
State of North Rhine-Westphalia
      1.625%, 09/17/14.................................   43,900     44,261,736
Svensk Exportkredit AB
      3.250%, 09/16/14.................................   45,368     46,209,077
      0.625%, 09/04/15.................................   70,500     70,803,714
#     1.750%, 10/20/15.................................  110,058    112,575,247
Svensk Exportkredit AB Floating Rate Note
(r)   0.396%, 03/23/14.................................   24,000     24,008,016
Svenska Handelsbanken AB
      4.875%, 06/10/14.................................   10,430     10,595,952
Svenska Handelsbanken AB Floating Rate Note
(r)   0.423%, 10/06/14.................................   95,000     95,075,050
Sweden Government International Bond
      1.000%, 06/03/14.................................    2,300      2,306,187
Toronto-Dominion Bank (The)
#     1.375%, 07/14/14.................................   27,000     27,135,540
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.418%, 05/01/15.................................  155,360    155,475,588
(r)   0.438%, 11/06/15.................................   50,000     50,017,450
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.619%, 01/15/16.................................   11,269     11,320,601
Total Capital SA
      3.000%, 06/24/15.................................   10,000     10,363,050
Toyota Motor Credit Corp.
#     1.250%, 11/17/14.................................   36,295     36,588,118
#     1.000%, 02/17/15.................................   84,340     84,969,767
      0.875%, 07/17/15.................................   20,090     20,236,155
      2.800%, 01/11/16.................................      705        735,025
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.409%, 11/21/14.................................   38,300     38,355,956
(r)   0.411%, 12/05/14.................................   16,200     16,223,944
#(r)  0.389%, 04/08/15.................................   39,500     39,549,454
(r)   0.393%, 09/18/15.................................    9,650      9,651,708
US Bancorp
      2.875%, 11/20/14.................................   23,400     23,870,714
Wal-Mart Stores, Inc.
#     1.625%, 04/15/14.................................   13,530     13,569,007
#     3.200%, 05/15/14.................................    2,900      2,924,293
#     1.500%, 10/25/15.................................   29,674     30,222,583
Westpac Banking Corp.
      1.189%, 02/14/14.................................    2,225      2,225,607

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
      4.200%, 02/27/15................................. $ 41,530 $   43,223,261
#     3.000%, 08/04/15.................................   71,992     74,693,716
#     1.125%, 09/25/15.................................   11,149     11,265,975
Westpac Banking Corp. Floating Rate Note
(r)   0.977%, 03/31/14.................................   60,000     60,064,680
                                                                 --------------
TOTAL BONDS............................................           6,050,750,011
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (11.6%)
U.S. Treasury Notes
      1.875%, 06/30/15.................................   55,000     56,286,890
      0.250%, 07/15/15.................................  328,500    328,718,124
      1.750%, 07/31/15.................................   30,000     30,682,020
      1.250%, 08/31/15.................................   45,000     45,718,965
      1.250%, 10/31/15.................................  150,000    152,542,950
      0.375%, 11/15/15.................................   45,000     45,077,355
      0.250%, 11/30/15.................................   60,000     59,967,180
      0.250%, 12/15/15.................................   49,500     49,457,480
      2.125%, 12/31/15.................................  195,000    201,703,125
      0.375%, 01/15/16.................................   60,000     60,056,280
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS........................           1,030,210,369
                                                                 --------------
COMMERCIAL PAPER -- (9.1%)
Caisse des Depots et Consignations
##    0.170%, 03/10/14.................................   75,000     74,991,210
##    0.180%, 04/03/14.................................   49,000     48,988,014
##    0.190%, 04/11/14.................................   50,000     49,985,415
##    0.175%, 05/27/14.................................   60,000     59,960,364
Commonwealth Bank of Australia
##    0.160%, 02/03/14.................................   30,000     29,999,925
##    0.150%, 02/10/14.................................   20,000     19,999,812
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.739%, 10/15/14.................................   90,000     90,315,900
Oversea Chinese Banking
      0.180%, 04/07/14.................................   75,000     74,974,972
      0.180%, 04/14/14.................................   98,500     98,463,181
      0.190%, 04/14/14.................................   15,000     14,994,393
Standard Chartered Bank
##    0.150%, 04/14/14.................................   25,000     24,992,245
Svenska Handelsbanken AB
##    0.150%, 02/19/14.................................   20,000     19,998,976
Svenska Handelsbanken AB Floating Rate Note
(r)   0.527%, 01/16/15.................................   81,000     81,179,496
United Overseas Bank, Ltd.
##    0.180%, 03/14/14.................................   48,000     47,993,506
##    0.190%, 04/10/14.................................   25,000     24,992,860
##    0.180%, 04/28/14.................................   50,000     49,979,820
                                                                 --------------
TOTAL COMMERCIAL PAPER.................................             811,810,089
                                                                 --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional Liquid
        Reserves, 0.060%............................ 105,026,441 $  105,026,441
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (1.0%)
(S)@  DFA Short Term Investment Fund................   7,624,830     88,219,288
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,881,161,177)^^...........................             $8,892,294,916
                                                                 ==============

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Agency Obligations.........           -- $  806,278,718   --    $  806,278,718
 Bonds......................           --  6,050,750,011   --     6,050,750,011
 U.S. Treasury Obligations..           --  1,030,210,369   --     1,030,210,369
 Commercial Paper...........           --    811,810,089   --       811,810,089
 Temporary Cash Investments. $105,026,441             --   --       105,026,441
 Securities Lending
   Collateral...............           --     88,219,288   --        88,219,288
                             ------------ --------------   --    --------------
 TOTAL...................... $105,026,441 $8,787,268,475   --    $8,892,294,916
                             ============ ==============   ==    ==============

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
BONDS -- (74.5%)
AUSTRALIA -- (7.3%)
Australia & New Zealand Banking Group, Ltd.
    3.700%, 01/13/15...................................   $ 20,200 $ 20,828,806
Commonwealth Bank of Australia
    3.500%, 03/19/15...................................     53,000   54,775,288
    3.875%, 12/14/15................................... GBP 14,360   24,779,599
National Australia Bank, Ltd.
    3.500%, 01/23/15................................... EUR105,456  146,381,527
    3.750%, 03/02/15...................................     13,374   13,849,994
    0.900%, 01/20/16...................................      6,500    6,530,121
Toyota Finance Australia, Ltd.
    3.550%, 03/24/14................................... NZD  3,000    2,426,681
Westpac Banking Corp.
    3.750%, 12/01/14................................... CAD113,551  103,858,256
    3.000%, 08/04/15...................................      3,741    3,881,392
#   1.125%, 09/25/15...................................     24,407   24,663,078
    3.000%, 12/09/15...................................     21,010   21,956,648
                                                                   ------------
TOTAL AUSTRALIA........................................             423,931,390
                                                                   ------------
AUSTRIA -- (1.7%)
Oesterreichische Kontrollbank AG
    4.500%, 03/09/15...................................      7,000    7,323,239
    1.125%, 07/06/15...................................     89,493   90,466,415
                                                                   ------------
TOTAL AUSTRIA..........................................              97,789,654
                                                                   ------------
BELGIUM -- (0.1%)
Belgium Government International Bond
    2.750%, 03/05/15...................................      5,000    5,125,330
                                                                   ------------
CANADA -- (8.1%)
Bank of Nova Scotia
    3.430%, 07/16/14................................... CAD114,500  103,800,997
    3.350%, 11/18/14................................... CAD 17,500   15,964,085
Export Development Canada
    3.625%, 09/07/15................................... GBP 14,827   25,486,519
Ontario, Province of Canada
    2.700%, 06/16/15...................................     44,152   45,575,019
    1.875%, 09/15/15...................................    115,925  118,798,433
Royal Bank of Canada
    4.710%, 12/22/14................................... CAD 78,100   72,202,617
    2.050%, 01/13/15................................... CAD 87,000   78,639,407
    3.360%, 01/11/16................................... CAD  7,000    6,499,394
                                                                   ------------
TOTAL CANADA...........................................             466,966,471
                                                                   ------------
DENMARK -- (2.8%)
Denmark Government Bond
    4.000%, 11/15/15................................... DKK832,000  160,928,627
                                                                   ------------

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         --------- ------------
FINLAND -- (0.8%)
Finland Government International Bond
     1.250%, 10/19/15...................................   $44,500 $ 45,173,908
Pohjola Bank P.L.C.
     3.125%, 01/12/16................................... EUR 2,118    2,988,735
                                                                   ------------
TOTAL FINLAND...........................................             48,162,643
                                                                   ------------
FRANCE -- (1.3%)
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14...................................    71,662   72,600,056
Reseau Ferre de France
     2.375%, 12/23/15................................... GBP 2,700    4,556,280
                                                                   ------------
TOTAL FRANCE............................................             77,156,336
                                                                   ------------
GERMANY -- (6.1%)
KFW
     0.500%, 09/30/15...................................    58,000   58,172,028
     5.500%, 12/07/15................................... GBP51,000   90,997,662
     1.750%, 01/22/16................................... GBP12,300   20,566,969
Landwirtschaftliche Rentenbank
     3.125%, 07/15/15...................................    45,000   46,835,685
NRW Bank
     1.250%, 05/15/15...................................    70,535   71,348,410
State of North Rhine-Westphalia
     1.500%, 01/13/15...................................    63,500   64,163,575
                                                                   ------------
TOTAL GERMANY...........................................            352,084,329
                                                                   ------------
IRELAND -- (1.4%)
GE Capital European Funding
     2.875%, 09/17/15................................... EUR56,195   78,423,575
                                                                   ------------
JAPAN -- (1.1%)
Japan Bank for International Cooperation
     1.875%, 09/24/15...................................    62,600   64,053,697
                                                                   ------------
NETHERLANDS -- (9.8%)
Bank Nederlandse Gemeenten
     1.375%, 03/23/15...................................    79,876   80,847,292
     2.750%, 07/01/15...................................    48,834   50,444,643
     2.375%, 12/23/15................................... GBP10,000   16,885,239
     2.500%, 01/11/16...................................    22,000   22,822,360
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
     6.250%, 07/10/14................................... NZD11,167    9,128,396
     3.000%, 02/16/15................................... EUR35,500   49,116,980
     4.000%, 09/10/15................................... GBP 5,000    8,586,083
     2.125%, 10/13/15...................................    65,000   66,761,305
     3.375%, 01/18/16................................... EUR10,500   14,886,972
Nederlandse Waterschapsbank NV
     2.000%, 09/09/15...................................    76,105   78,013,409

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
NETHERLANDS -- (Continued)
     5.625%, 11/17/15.................................. GBP 12,246 $ 21,797,200
Netherlands Government Bond
     0.250%, 09/12/15..................................    143,824  143,594,169
                                                                   ------------
TOTAL NETHERLANDS......................................             562,884,048
                                                                   ------------
NEW ZEALAND -- (3.3%)
ANZ New Zealand Int'l, Ltd.
     3.125%, 08/10/15..................................     31,890   32,997,444
New Zealand Government Bond
     6.000%, 04/15/15.................................. NZD185,910  155,122,304
Westpac Securities NZ, Ltd.
     3.450%, 07/28/14..................................      4,300    4,366,693
                                                                   ------------
TOTAL NEW ZEALAND......................................             192,486,441
                                                                   ------------
NORWAY -- (2.6%)
Kommunalbanken A.S.
     2.875%, 10/27/14..................................     58,270   59,389,950
     1.000%, 02/09/15..................................     39,000   39,285,714
     0.375%, 04/10/15..................................     40,000   40,031,600
     2.750%, 05/05/15..................................      1,000    1,030,430
     2.375%, 01/19/16..................................      8,700    9,014,244
                                                                   ------------
TOTAL NORWAY                                                        148,751,938
                                                                   ------------
SINGAPORE -- (0.5%)
DBS Bank Ltd.
     2.375%, 09/14/15..................................     26,200   26,947,591
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.2%)
Asian Development Bank
     3.375%, 05/20/14.................................. NOK236,600   37,853,663
     0.500%, 08/17/15..................................     28,000   28,089,488
     0.750%, 09/01/15..................................     74,000   74,482,924
Council Of Europe Development Bank
     5.500%, 06/12/14.................................. NZD 24,370   19,848,435
     3.375%, 12/08/14.................................. GBP 10,397   17,490,259
     2.750%, 02/10/15..................................      6,000    6,151,386
     4.000%, 04/15/15..................................    111,439  116,340,533
EUROFIMA
     4.500%, 03/06/15..................................     37,000   38,661,300
European Investment Bank
     6.500%, 09/10/14.................................. NZD 86,478   71,099,425
     2.750%, 03/23/15..................................     25,000   25,712,375
     3.000%, 12/07/15.................................. GBP 27,000   46,172,925
International Bank for Reconstruction & Development
     0.375%, 11/16/15..................................    105,000  105,028,455

                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
Nordic Investment Bank
    5.250%, 02/26/14................................. NZD  1,400 $    1,133,486
                                                                 --------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........               588,064,654
                                                                 --------------
SWEDEN -- (10.1%)
Kommuninvest I Sverige AB
    3.600%, 05/21/14................................. NZD  7,300      5,907,681
    0.625%, 09/18/15.................................    124,000    124,471,696
Nordea Bank AB
    4.500%, 05/12/14................................. EUR 19,628     26,759,445
    2.750%, 08/11/15................................. EUR 79,062    110,282,776
    3.875%, 12/15/15................................. GBP  5,000      8,611,432
Svensk Exportkredit AB
    7.625%, 06/30/14................................. NZD  5,800      4,765,431
    0.625%, 09/04/15.................................     68,250     68,544,021
    1.750%, 10/20/15.................................     53,490     54,713,423
    0.875%, 12/15/15................................. GBP 26,500     43,521,668
Svenska Handelsbanken AB
    4.875%, 03/25/14................................. EUR 34,668     47,033,515
    1.500%, 07/06/15................................. EUR 64,300     87,975,890
                                                                 --------------
TOTAL SWEDEN.........................................               582,586,978
                                                                 --------------
UNITED KINGDOM -- (2.5%)
United Kingdom Gilt
    2.000%, 01/22/16................................. GBP 85,000    143,467,804
                                                                 --------------
UNITED STATES -- (4.8%)
General Electric Capital Corp.
    2.150%, 01/09/15.................................     53,400     54,325,475
    1.625%, 07/02/15.................................     14,373     14,593,223
General Electric Co.
#   0.850%, 10/09/15.................................     16,070     16,155,380
Microsoft Corp.
    2.950%, 06/01/14.................................     13,274     13,389,272
Nestle Holdings, Inc.
    2.125%, 03/12/14.................................     14,168     14,194,919
Toyota Motor Credit Corp.
    1.000%, 02/17/15.................................     54,654     55,062,102
    0.875%, 07/17/15.................................    105,280    106,045,912
Wal-Mart Stores, Inc.
#   1.500%, 10/25/15.................................      1,341      1,365,791
                                                                 --------------
TOTAL UNITED STATES..................................               275,132,074
                                                                 --------------
TOTAL BONDS..........................................             4,294,943,580
                                                                 --------------
AGENCY OBLIGATIONS -- (11.4%)
Federal Home Loan Bank
    1.750%, 09/11/15.................................    101,800    104,135,292
#   0.500%, 11/20/15.................................     25,925     25,988,853

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                      ---------- --------------
Federal Home Loan Mortgage Corporation
      4.375%, 07/17/15............................... $   50,000 $   53,038,400
      1.750%, 09/10/15...............................     50,000     51,191,350
Federal National Mortgage Association
#     0.500%, 07/02/15...............................    130,000    130,425,230
      2.375%, 07/28/15...............................     55,000     56,702,195
#     0.500%, 09/28/15...............................    120,250    120,634,920
      4.375%, 10/15/15...............................    105,930    113,224,446
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               655,340,686
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (12.6%)
U.S. Treasury Notes
      1.750%, 07/31/15...............................     50,000     51,136,700
      4.250%, 08/15/15...............................    150,000    159,246,150
      0.250%, 10/15/15...............................    300,000    299,941,500
      1.375%, 11/30/15...............................     65,500     66,786,944
      2.125%, 12/31/15...............................     65,000     67,234,375
      0.375%, 01/15/16...............................     85,000     85,079,730
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS......................               729,425,399
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund.................  7,260,156     84,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $291,591 GNMA 3.50%,
        09/20/42, valued at $262,089) to be
        repurchased at $256,950...................... $      257        256,950
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                84,256,950
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $5,809,020,809)^^            $5,763,966,615
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3      TOTAL
                                 ------- -------------- ------- ---------------
Bonds
   Australia....................   --    $  423,931,390   --    $   423,931,390
   Austria......................   --        97,789,654   --         97,789,654
   Belgium......................   --         5,125,330   --          5,125,330
   Canada.......................   --       466,966,471   --        466,966,471
   Denmark......................   --       160,928,627   --        160,928,627
   Finland......................   --        48,162,643   --         48,162,643
   France.......................   --        77,156,336   --         77,156,336
   Germany......................   --       352,084,329   --        352,084,329
   Ireland......................   --        78,423,575   --         78,423,575
   Japan........................   --        64,053,697   --         64,053,697
   Netherlands..................   --       562,884,048   --        562,884,048
   New Zealand..................   --       192,486,441   --        192,486,441
   Norway.......................   --       148,751,938   --        148,751,938
   Singapore....................   --        26,947,591   --         26,947,591
   Supranational Organization
     Obligations................   --       588,064,654   --        588,064,654
   Sweden.......................   --       582,586,978   --        582,586,978
   United Kingdom...............   --       143,467,804   --        143,467,804
   United States................   --       275,132,074   --        275,132,074
Agency Obligations..............   --       655,340,686   --        655,340,686
U.S. Treasury Obligations.......   --       729,425,399   --        729,425,399
Securities Lending Collateral...   --        84,256,950   --         84,256,950
Forward Currency Contracts**....   --        29,036,258   --         29,036,258
                                   --    --------------   --    ---------------
TOTAL...........................   --    $5,793,002,873   --    $ 5,793,002,873
                                   ==    ==============   ==    ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                      ----------- -----------
BONDS -- (95.5%)
AUSTRALIA -- (5.3%)
Commonwealth Bank of Australia
   1.900%, 09/18/17.................................. $    10,000 $10,133,430
National Australia Bank, Ltd.
   6.750%, 09/16/14.................................. AUD  12,146  10,874,884
   1.600%, 08/07/15..................................      15,000  15,232,875
Rio Tinto Finance USA, Ltd.
   2.500%, 05/20/16..................................       2,525   2,607,585
Westpac Banking Corp.
   2.000%, 08/14/17..................................      10,425  10,619,072
                                                                  -----------
TOTAL AUSTRALIA......................................              49,467,846
                                                                  -----------
CANADA -- (8.1%)
Bank of Nova Scotia
   2.550%, 01/12/17..................................      10,000  10,432,680
Brookfield Asset Management, Inc.
   5.800%, 04/25/17..................................       4,150   4,608,081
Enbridge, Inc.
   5.800%, 06/15/14..................................       5,000   5,093,905
EnCana Holdings Finance Corp.
   5.800%, 05/01/14..................................       4,000   4,050,736
Husky Energy, Inc.
   5.900%, 06/15/14..................................       5,000   5,095,585
Ontario, Province of Canada
   1.100%, 10/25/17..................................      10,000   9,921,860
Teck Resources, Ltd.
   2.500%, 02/01/18..................................       5,000   5,062,380
Thomson Reuters Corp.
   6.500%, 07/15/18..................................       4,700   5,502,971
Toronto-Dominion Bank (The)
   1.400%, 04/30/18..................................      19,615  19,362,006
TransAlta Corp.
   4.750%, 01/15/15..................................       4,000   4,141,628
TransCanada PipeLines, Ltd.
   3.400%, 06/01/15..................................       2,105   2,182,456
                                                                  -----------
TOTAL CANADA.........................................              75,454,288
                                                                  -----------
FINLAND -- (1.5%)
Municipality Finance P.L.C.
   2.000%, 05/28/14.................................. SEK  90,000  13,777,360
                                                                  -----------
FRANCE -- (4.3%)
BNP Paribas SA
   2.375%, 09/14/17..................................       8,000   8,185,456
Orange SA
   2.750%, 09/14/16..................................       8,000   8,306,656
Societe Generale SA
   2.750%, 10/12/17..................................       8,000   8,249,648

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                      ----------- -----------
FRANCE -- (Continued)
Total Capital International SA
   1.550%, 06/28/17.................................. $    15,000 $15,184,455
                                                                  -----------
TOTAL FRANCE.........................................              39,926,215
                                                                  -----------
GERMANY -- (1.9%)
Deutsche Bank AG
   3.250%, 01/11/16..................................       4,000   4,185,932
   6.000%, 09/01/17..................................       4,000   4,602,712
KFW
   3.750%, 08/16/17.................................. NZD  10,910   8,631,471
State of North Rhine-Westphalia
   3.250%, 05/28/14.................................. NOK   3,670     586,944
                                                                  -----------
TOTAL GERMANY........................................              18,007,059
                                                                  -----------
JAPAN -- (1.4%)
Nomura Holdings, Inc.
   5.000%, 03/04/15..................................       5,770   6,014,596
Sumitomo Mitsui Banking Corp.
   1.350%, 07/18/15..................................       4,000   4,043,244
   2.450%, 01/10/19..................................       2,600   2,629,981
                                                                  -----------
TOTAL JAPAN..........................................              12,687,821
                                                                  -----------
NETHERLANDS -- (0.6%)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   6.250%, 07/10/14.................................. NZD   6,500   5,313,386
                                                                  -----------
NEW ZEALAND -- (2.9%)
New Zealand Government Bond
   6.000%, 04/15/15.................................. NZD  32,000  26,700,628
                                                                  -----------
NORWAY -- (2.1%)
Kommunalbanken A.S.
   3.500%, 02/24/14.................................. NOK  57,000   9,087,475
Statoil ASA
   3.125%, 08/17/17..................................      10,000  10,635,530
                                                                  -----------
TOTAL NORWAY.........................................              19,723,005
                                                                  -----------
SINGAPORE -- (0.6%)
Singapore Government Bond
   0.500%, 04/01/18.................................. SGD   7,000   5,373,089
                                                                  -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.7%)
European Investment Bank
   6.500%, 09/10/14.................................. NZD   3,000   2,466,503
   1.625%, 06/15/17..................................      15,000  15,286,305
Nordic Investment Bank
   5.250%, 02/26/14.................................. NZD   2,542   2,058,087
   7.500%, 04/15/15.................................. NZD   6,500   5,485,364
                                                                  -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........              25,296,259
                                                                  -----------

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
SWEDEN -- (0.9%)
Kommuninvest I Sverige AB
   3.600%, 05/21/14.................................... NZD   5,000 $ 4,046,357
Svensk Exportkredit AB
   7.625%, 06/30/14.................................... NZD   5,575   4,580,565
                                                                    -----------
TOTAL SWEDEN...........................................               8,626,922
                                                                    -----------
SWITZERLAND -- (1.9%)
Credit Suisse New York
   3.500%, 03/23/15....................................       5,000   5,166,890
Noble Holding International, Ltd.
   2.500%, 03/15/17....................................       3,500   3,580,234
UBS AG
   3.875%, 01/15/15....................................       3,993   4,123,451
   5.875%, 12/20/17....................................       4,325   4,969,542
                                                                    -----------
TOTAL SWITZERLAND......................................              17,840,117
                                                                    -----------
UNITED KINGDOM -- (3.9%)
Barclays Bank P.L.C.
   5.000%, 09/22/16....................................       6,000   6,601,488
BP Capital Markets P.L.C.
   2.248%, 11/01/16....................................       4,000   4,143,164
   1.846%, 05/05/17....................................       4,640   4,729,334
Lloyds TSB Bank P.L.C.
   4.200%, 03/28/17....................................       4,000   4,350,112
Rio Tinto Finance USA P.L.C.
   1.625%, 08/21/17....................................       3,628   3,641,144
Royal Bank of Scotland Group P.L.C.
   2.550%, 09/18/15....................................       4,000   4,091,736
Vodafone Group P.L.C.
   5.625%, 02/27/17....................................       8,000   9,029,944
                                                                    -----------
TOTAL UNITED KINGDOM...................................              36,586,922
                                                                    -----------
UNITED STATES -- (57.4%)
AbbVie, Inc.
   1.200%, 11/06/15....................................       7,215   7,288,910
Actavis, Inc.
   1.875%, 10/01/17....................................       4,000   3,992,296
Aetna, Inc.
   6.000%, 06/15/16....................................       5,000   5,577,935
Aflac, Inc.
   2.650%, 02/15/17....................................       4,000   4,173,216
Agilent Technologies, Inc.
   6.500%, 11/01/17....................................       3,580   4,154,701
Air Products & Chemicals, Inc.
   2.000%, 08/02/16....................................       4,000   4,103,036
Airgas, Inc.
   4.500%, 09/15/14....................................       7,350   7,522,196
Allstate Corp. (The)
   5.000%, 08/15/14....................................       3,300   3,381,715

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                        ----------- -----------
UNITED STATES -- (Continued)
American Express Co.
   6.150%, 08/28/17.................................... $     5,000 $ 5,787,110
   7.000%, 03/19/18....................................       2,000   2,408,546
American International Group, Inc.
   5.850%, 01/16/18....................................       7,000   8,057,630
Ameriprise Financial, Inc.
   5.650%, 11/15/15....................................       1,220   1,321,245
Anadarko Petroleum Corp.
   5.950%, 09/15/16....................................       4,000   4,462,632
Anheuser-Busch InBev Worldwide, Inc.
   1.375%, 07/15/17....................................       8,000   8,001,448
Apple, Inc.
   1.000%, 05/03/18....................................      25,000  24,384,950
Assurant, Inc.
   2.500%, 03/15/18....................................       5,000   4,968,630
AT&T, Inc.
   1.400%, 12/01/17....................................       9,000   8,910,477
Autodesk, Inc.
   1.950%, 12/15/17....................................       4,000   4,019,336
Bank of America Corp.
   4.500%, 04/01/15....................................       4,000   4,169,792
   6.000%, 09/01/17....................................       4,000   4,571,268
BB&T Corp.
   1.450%, 01/12/18....................................       9,000   8,886,960
Berkshire Hathaway Finance Corp.
   1.600%, 05/15/17....................................      10,000  10,170,360
Berkshire Hathaway, Inc.
   1.550%, 02/09/18....................................      10,000   9,995,440
BlackRock, Inc.
   6.250%, 09/15/17....................................       5,000   5,847,165
Buckeye Partners L.P.
   6.050%, 01/15/18....................................       1,880   2,112,488
Burlington Northern Santa Fe LLC
   7.000%, 02/01/14....................................       1,950   1,950,000
Capital One Financial Corp.
   6.750%, 09/15/17....................................       4,000   4,704,580
Cardinal Health, Inc.
   1.700%, 03/15/18....................................       9,000   9,017,136
Cigna Corp.
   5.375%, 03/15/17....................................       1,190   1,325,036
Citigroup, Inc.
   4.450%, 01/10/17....................................       4,000   4,333,496
   6.000%, 08/15/17....................................       4,000   4,571,792
CNA Financial Corp.
   5.850%, 12/15/14....................................       1,000   1,044,427
Coca-Cola Enterprises, Inc.
   2.125%, 09/15/15....................................       3,389   3,459,552
Comcast Corp.
   4.950%, 06/15/16....................................       4,000   4,373,496
   6.500%, 01/15/17....................................       3,500   4,032,900

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
 Comerica, Inc.
    3.000%, 09/16/15...................................... $ 1,000 $ 1,038,133
 Computer Sciences Corp.
    2.500%, 09/15/15......................................   4,000   4,092,304
 DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    2.400%, 03/15/17......................................   4,000   4,102,904
 Dollar General Corp.
    1.875%, 04/15/18......................................   5,000   4,960,615
 Eastman Chemical Co.
    2.400%, 06/01/17......................................   4,000   4,094,000
 EI du Pont de Nemours & Co.
    6.000%, 07/15/18......................................   2,475   2,891,478
 EMC Corp.
    1.875%, 06/01/18......................................   8,780   8,806,542
 Enbridge Energy Partners L.P.
    5.875%, 12/15/16......................................   2,000   2,232,090
 Energy Transfer Partners L.P.
    5.950%, 02/01/15......................................   2,604   2,734,460
 Enterprise Products Operating LLC
    6.300%, 09/15/17......................................   4,000   4,641,796
 Exelon Generation Co. LLC
    6.200%, 10/01/17......................................   4,000   4,525,848
 Express Scripts Holding Co.
    3.125%, 05/15/16......................................   6,600   6,889,905
 Fifth Third Bancorp
    3.625%, 01/25/16......................................   2,100   2,207,323
 FMC Technologies, Inc.
    2.000%, 10/01/17......................................   5,000   5,015,845
 Ford Motor Credit Co. LLC
    5.000%, 05/15/18......................................   5,000   5,544,305
 Freeport-McMoRan Copper & Gold, Inc.
    2.150%, 03/01/17......................................   4,000   4,063,320
 General Electric Capital Corp.
    3.750%, 11/14/14......................................  10,000  10,270,060
    1.625%, 04/02/18......................................  15,000  14,941,890
 Goldman Sachs Group, Inc. (The)
    6.250%, 09/01/17......................................   4,000   4,583,276
    5.950%, 01/18/18......................................   2,000   2,278,210
 Hartford Financial Services Group, Inc.
    4.000%, 10/15/17......................................   5,142   5,544,567
 Hewlett-Packard Co.
    2.600%, 09/15/17......................................   4,000   4,108,592
 HSBC Finance Corp.
    5.250%, 04/15/15......................................   2,187   2,298,627
 HSBC USA, Inc.
    2.375%, 02/13/15......................................   5,000   5,096,975
 Intuit, Inc.
    5.750%, 03/15/17......................................   2,000   2,260,682

                                                            FACE
                                                           AMOUNT^
                                                            (000)    VALUE+
                                                           ------- -----------
 UNITED STATES -- (Continued)
 Jefferies Group LLC
    5.125%, 04/13/18...................................... $ 1,875 $ 2,050,500
 JPMorgan Chase & Co.
    3.700%, 01/20/15......................................   4,000   4,113,360
    3.150%, 07/05/16......................................   4,000   4,185,080
 KeyBank NA
    1.650%, 02/01/18......................................   1,820   1,813,590
 Kinder Morgan Energy Partners L.P.
    6.000%, 02/01/17......................................   4,000   4,509,216
 Kohl's Corp.
    6.250%, 12/15/17......................................   4,000   4,604,480
 Kroger Co. (The)
    2.200%, 01/15/17......................................   2,795   2,860,121
 Laboratory Corp. of America Holdings
    2.200%, 08/23/17......................................   4,500   4,574,129
 Lorillard Tobacco Co.
    2.300%, 08/21/17......................................   4,000   4,079,492
 McKesson Corp.
    1.400%, 03/15/18......................................   8,907   8,765,771
 MetLife, Inc.
    6.750%, 06/01/16......................................   5,000   5,658,050
 Morgan Stanley
    6.250%, 08/28/17......................................   4,000   4,601,448
 Murphy Oil Corp.
    2.500%, 12/01/17......................................   5,860   6,006,512
 NetApp, Inc.
    2.000%, 12/15/17......................................   5,000   5,018,570
 Nisource Finance Corp.
    6.400%, 03/15/18......................................   3,000   3,498,795
 Nucor Corp.
    5.750%, 12/01/17......................................   7,160   8,171,565
 NYSE Euronext
    2.000%, 10/05/17......................................   5,000   5,078,145
 ONEOK Partners L.P.
    2.000%, 10/01/17......................................   1,620   1,617,142
 Oracle Corp.
    1.200%, 10/15/17......................................   1,500   1,494,086
 Panhandle Eastern Pipe Line Co. L.P.
    6.200%, 11/01/17......................................   1,725   1,982,030
 Pioneer Natural Resources Co.
    6.650%, 03/15/17......................................   4,000   4,601,432
 Plains All American Pipeline L.P. / PAA Finance Corp.
    6.125%, 01/15/17......................................   5,000   5,679,175
 PPL Energy Supply LLC
    6.500%, 05/01/18......................................   4,000   4,506,988
 Principal Financial Group, Inc.
    1.850%, 11/15/17......................................   6,707   6,677,871
 Prudential Financial, Inc.
    6.100%, 06/15/17......................................   1,000   1,138,274

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
 UNITED STATES -- (Continued)
    6.000%, 12/01/17...................................... $ 5,000 $  5,798,380
 Quest Diagnostics, Inc.
    3.200%, 04/01/16......................................   4,000    4,173,928
 Qwest Corp.
    6.500%, 06/01/17......................................   4,000    4,537,032
 Reinsurance Group of America, Inc.
    5.625%, 03/15/17......................................   1,000    1,106,570
 Republic Services, Inc.
    3.800%, 05/15/18......................................   2,427    2,605,018
 Safeway, Inc.
    3.400%, 12/01/16......................................   4,000    4,192,028
 Scripps Networks Interactive, Inc.
    2.700%, 12/15/16......................................   4,059    4,224,485
 Southern Power Co.
    4.875%, 07/15/15......................................   5,672    6,002,286
 Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18......................................   1,000    1,170,393
 SunTrust Banks, Inc.
    3.500%, 01/20/17......................................   4,000    4,243,828
 Symantec Corp.
    2.750%, 06/15/17......................................   4,000    4,116,600
 TD Ameritrade Holding Corp.
    4.150%, 12/01/14......................................   4,000    4,120,972
 Tech Data Corp.
    3.750%, 09/21/17......................................   4,500    4,674,856
 Textron, Inc.
    6.200%, 03/15/15......................................   4,000    4,234,208
 Verizon Communications, Inc.
    1.100%, 11/01/17......................................   3,000    2,944,731
    6.100%, 04/15/18......................................   5,000    5,818,100
 Wachovia Corp.
    5.750%, 06/15/17......................................   4,000    4,569,328
    5.750%, 02/01/18......................................   3,000    3,471,465
 Weatherford International, Inc.
    6.350%, 06/15/17......................................   4,000    4,504,436
 WellPoint, Inc.
    5.875%, 06/15/17......................................   3,990    4,522,138
    1.875%, 01/15/18......................................   4,000    3,992,912
 Western Union Co. (The)
    5.930%, 10/01/16......................................   6,000    6,680,748
 Wyndham Worldwide Corp.
    2.500%, 03/01/18......................................   7,405    7,500,236
 Xerox Corp.
    2.950%, 03/15/17......................................   5,575    5,761,300

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                           ------- ------------
 UNITED STATES -- (Continued)
 Zimmer Holdings, Inc.
    1.400%, 11/30/14...................................... $ 5,000 $  5,034,630
                                                                   ------------
 TOTAL UNITED STATES......................................          533,592,074
                                                                   ------------
 TOTAL BONDS..............................................          888,372,991
                                                                   ------------
 AGENCY OBLIGATIONS -- (4.5%)
    Federal Home Loan Bank................................
    4.875%, 05/17/17......................................  37,000   41,775,109
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $931,038,236)^^..................................         $930,148,100
                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................   --    $ 49,467,846    --    $ 49,467,846
   Canada..........................   --      75,454,288    --      75,454,288
   Finland.........................   --      13,777,360    --      13,777,360
   France..........................   --      39,926,215    --      39,926,215
   Germany.........................   --      18,007,059    --      18,007,059
   Japan...........................   --      12,687,821    --      12,687,821
   Netherlands.....................   --       5,313,386    --       5,313,386
   New Zealand.....................   --      26,700,628    --      26,700,628
   Norway..........................   --      19,723,005    --      19,723,005
   Singapore.......................   --       5,373,089    --       5,373,089
   Supranational Organization
     Obligations...................   --      25,296,259    --      25,296,259
   Sweden..........................   --       8,626,922    --       8,626,922
   Switzerland.....................   --      17,840,117    --      17,840,117
   United Kingdom..................   --      36,586,922    --      36,586,922
   United States...................   --     533,592,074    --     533,592,074
Agency Obligations.................   --      41,775,109    --      41,775,109
Forward Currency Contracts**.......   --      (6,890,443)   --      (6,890,443)
                                      --    ------------    --    ------------
TOTAL..............................   --    $923,257,657    --    $923,257,657
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
AGENCY OBLIGATIONS -- (83.8%)
Federal Farm Credit Bank
   0.500%, 06/23/15.................................... $ 17,100 $   17,158,328
   4.875%, 12/16/15....................................   16,714     18,120,483
   4.875%, 01/17/17....................................   12,000     13,439,424
Federal Home Loan Bank
   0.875%, 12/12/14....................................    2,900      2,918,276
   0.250%, 01/16/15....................................    6,100      6,107,259
   4.500%, 02/18/15....................................   12,000     12,540,192
   0.250%, 02/20/15....................................   23,550     23,568,699
   2.750%, 03/13/15....................................   79,700     81,964,357
   2.875%, 06/12/15....................................   71,020     73,542,559
   1.750%, 09/11/15....................................   74,615     76,326,668
   0.500%, 11/20/15....................................    5,000      5,012,315
   1.375%, 12/11/15....................................   30,185     30,758,877
   1.625%, 12/11/15....................................   21,500     21,979,859
   5.000%, 12/21/15....................................   39,385     42,817,521
   1.000%, 03/11/16....................................   15,000     15,184,995
   3.125%, 03/11/16....................................   78,645     83,046,603
   5.375%, 05/18/16....................................   81,500     90,617,242
   2.125%, 06/10/16....................................   87,700     90,933,061
   5.125%, 10/19/16....................................    9,845     11,021,999
   4.750%, 12/16/16....................................   82,500     92,193,915
   4.875%, 05/17/17....................................    8,000      9,032,456
   1.000%, 06/09/17....................................    9,010      9,033,012
   1.000%, 06/21/17....................................  134,210    134,646,854
   0.750%, 09/08/17....................................   78,000     77,122,032
   2.250%, 09/08/17....................................   25,000     26,038,400
   5.000%, 11/17/17....................................  138,740    158,814,152
   0.750%, 12/08/17....................................   50,530     49,650,727
   1.375%, 03/09/18....................................  146,885    147,097,689
   1.250%, 06/08/18....................................   19,300     19,151,429
   2.000%, 09/14/18....................................   30,000     30,618,720
Tennessee Valley Authority
   4.375%, 06/15/15....................................   20,580     21,741,041
   5.500%, 07/18/17....................................    3,362      3,865,577
   6.250%, 12/15/17....................................    3,300      3,922,812
   4.500%, 04/01/18....................................    5,000      5,618,845
   1.750%, 10/15/18....................................   21,635     21,789,041
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           1,527,395,419
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (15.2%)
U.S. Treasury Bonds
   9.875%, 11/15/15....................................   15,500     18,130,769
U.S. Treasury Notes
   0.250%, 08/15/15....................................   46,780     46,798,291
   0.250%, 09/15/15....................................   43,000     43,003,354
   4.500%, 11/15/15....................................   73,500     79,003,901
   2.125%, 12/31/15....................................    8,000      8,275,000
   0.375%, 01/15/16....................................   15,400     15,414,445
   2.000%, 01/31/16....................................   44,840     46,325,325

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

                                                       FACE
                                                      AMOUNT
                                                      (000)         VALUE+
                                                    ----------- --------------
    2.000%, 04/30/16............................... $    19,300 $   19,977,005
                                                                --------------
 TOTAL U.S. TREASURY OBLIGATIONS...................                276,928,090
                                                                --------------

                                                      SHARES
                                                    -----------
 TEMPORARY CASH INVESTMENTS -- (1.0%)
    State Street Institutional U.S. Government
      Money Market Fund............................  18,115,654     18,115,654
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,818,514,022)^^.........................             $1,822,439,163
                                                                ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                             ----------- -------------- ------- --------------
 Agency Obligations.........          -- $1,527,395,419   --    $1,527,395,419
 U.S. Treasury Obligations..          --    276,928,090   --       276,928,090
 Temporary Cash Investments. $18,115,654             --   --        18,115,654
                             ----------- --------------   --    --------------
 TOTAL...................... $18,115,654 $1,804,323,509   --    $1,822,439,163
                             =========== ==============   ==    ==============

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                      ------------ ------------
BONDS -- (92.3%)
AUSTRALIA -- (6.8%)
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17................................. $     11,500 $ 11,634,366
    1.450%, 05/15/18.................................       25,900   25,444,238
Commonwealth Bank of Australia
#   1.900%, 09/18/17.................................       82,130   83,225,860
    4.250%, 04/06/18.................................  EUR   7,700   11,630,873
#   2.500%, 09/20/18.................................      100,500  102,476,835
National Australia Bank, Ltd.
#   2.750%, 03/09/17.................................       60,000   62,551,920
#   2.300%, 07/25/18.................................       47,000   47,622,233
Westpac Banking Corp.
#   2.000%, 08/14/17.................................       53,500   54,495,956
#   1.600%, 01/12/18.................................       50,650   50,550,321
#   2.250%, 07/30/18.................................       63,900   64,962,913
#   2.250%, 01/17/19.................................       69,000   69,154,974
                                                                   ------------
TOTAL AUSTRALIA......................................               583,750,489
                                                                   ------------
AUSTRIA -- (3.4%)
Austria Government Bond
    4.650%, 01/15/18.................................  EUR  28,000   43,700,022
    1.150%, 10/19/18.................................  EUR 107,000  146,499,178
Oesterreichische Kontrollbank AG
#   1.125%, 05/29/18.................................      103,000  101,602,908
                                                                   ------------
TOTAL AUSTRIA........................................               291,802,108
                                                                   ------------
BELGIUM -- (1.5%)
Belgium Government Bond
    5.500%, 09/28/17.................................  EUR  78,500  124,455,725
                                                                   ------------
CANADA -- (9.6%)
British Columbia, Province of Canada
    1.200%, 04/25/17.................................       82,000   82,546,694
Ontario, Province of Canada
#   1.100%, 10/25/17.................................       69,000   68,460,834
#   1.200%, 02/14/18.................................       98,925   97,802,795
    3.000%, 07/16/18.................................       20,000   21,168,400
    2.000%, 09/27/18.................................       18,800   19,035,696
#   2.000%, 01/30/19.................................       37,000   37,177,859
Royal Bank of Canada
#   1.500%, 01/16/18.................................       97,460   97,230,189
    2.200%, 07/27/18.................................      137,150  139,193,124
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.................................       39,924   39,409,060
    2.625%, 09/10/18.................................      157,484  162,754,989
Total Capital Canada, Ltd.
#   1.450%, 01/15/18.................................       53,370   53,488,802
                                                                   ------------
TOTAL CANADA.........................................               818,268,442
                                                                   ------------

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                      ------------ ------------
DENMARK -- (2.0%)
Denmark Government Bond
    4.000%, 11/15/17.................................  DKK  99,000 $ 20,338,591
Kommunekredit
    1.125%, 03/15/18.................................      155,274  152,757,319
                                                                   ------------
TOTAL DENMARK........................................               173,095,910
                                                                   ------------
FINLAND -- (3.1%)
Finland Government International Bond
    1.625%, 10/01/18.................................       25,000   25,127,200
Municipality Finance P.L.C.
    1.625%, 04/25/17.................................       71,000   72,311,796
    1.125%, 12/07/17.................................  GBP  62,955  101,847,158
    1.125%, 04/17/18.................................       69,800   68,406,932
                                                                   ------------
TOTAL FINLAND........................................               267,693,086
                                                                   ------------
FRANCE -- (4.6%)
Caisse d'Amortissement de la Dette Sociale
    2.125%, 04/12/17.................................       52,300   53,922,241
    3.250%, 03/07/18.................................  EUR   3,600    5,331,139
France Government Bond OAT
    1.000%, 05/25/18.................................  EUR  98,500  134,255,080
Sanofi
    1.250%, 04/10/18.................................       10,000    9,834,310
Total Capital International SA
    1.550%, 06/28/17.................................       58,800   59,523,064
#   2.125%, 01/10/19.................................       91,000   92,166,256
Total Capital SA
#   2.125%, 08/10/18.................................       36,700   37,275,970
                                                                   ------------
TOTAL FRANCE.........................................               392,308,060
                                                                   ------------
GERMANY -- (5.2%)
KFW
    0.875%, 10/13/17.................................  EUR   7,000    9,544,331
    1.000%, 12/07/17.................................  GBP  91,300  147,399,873
#   1.000%, 06/11/18.................................       49,000   48,132,210
Landeskreditbank Baden-Wuerttemberg Foerderbank
    1.625%, 04/25/17.................................       56,000   56,992,096
    0.875%, 12/15/17.................................  GBP  19,000   30,433,545
Landwirtschaftliche Rentenbank
#   2.375%, 09/13/17.................................       15,000   15,654,855
    1.000%, 12/15/17.................................  GBP  28,000   45,200,178
#   1.000%, 04/04/18.................................       33,000   32,465,895
#   1.875%, 09/17/18.................................       15,000   15,204,390
NRW Bank
    0.875%, 12/15/17.................................  GBP  27,000   43,166,889
                                                                   ------------
TOTAL GERMANY........................................               444,194,262
                                                                   ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                      ------------ ------------
JAPAN -- (3.4%)
Development Bank of Japan, Inc.
    1.000%, 01/22/18................................. $     40,100 $ 39,333,689
Japan Bank for International Cooperation
#   1.750%, 07/31/18.................................      191,350  192,162,663
Japan Finance Organization for Municipalities
    1.500%, 09/12/17.................................       20,000   20,029,600
    1.375%, 02/05/18.................................       40,500   39,871,035
                                                                   ------------
TOTAL JAPAN..........................................               291,396,987
                                                                   ------------
NETHERLANDS -- (6.5%)
Bank Nederlandse Gemeenten
    1.375%, 09/27/17.................................       81,900   82,175,348
    4.500%, 02/20/18.................................  GBP  13,238   24,002,844
    1.375%, 03/19/18.................................       95,200   94,367,190
    1.875%, 12/07/18.................................  GBP  20,000   32,602,127
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
#   3.375%, 01/19/17.................................       77,000   82,174,092
    4.750%, 01/15/18.................................  EUR  35,000   53,501,089
#   1.700%, 03/19/18.................................       20,900   20,838,115
#   2.250%, 01/14/19.................................       41,900   41,935,322
Shell International Finance BV
#   1.125%, 08/21/17.................................        5,140    5,123,187
#   1.900%, 08/10/18.................................       95,144   96,088,685
    2.000%, 11/15/18.................................       25,315   25,589,921
                                                                   ------------
TOTAL NETHERLANDS....................................               558,397,920
                                                                   ------------
NEW ZEALAND -- (1.8%)
New Zealand Government Bond
    6.000%, 12/15/17.................................  NZD 174,400  151,556,893
                                                                   ------------
NORWAY -- (5.5%)
Kommunalbanken A.S.
    1.375%, 06/08/17.................................       38,000   38,323,000
    1.000%, 09/26/17.................................      108,000  107,104,680
    1.125%, 12/15/17.................................  GBP  14,955   24,191,644
    1.000%, 03/15/18.................................       54,000   52,920,756
Statoil ASA
#   3.125%, 08/17/17.................................       12,070   12,837,085
#   1.200%, 01/17/18.................................       43,850   43,311,039
#   1.150%, 05/15/18.................................      183,925  180,168,332
    1.950%, 11/08/18.................................        9,300    9,370,987
                                                                   ------------
TOTAL NORWAY.........................................               468,227,523
                                                                   ------------
SINGAPORE -- (1.8%)
Singapore Government Bond
    0.500%, 04/01/18.................................  SGD 120,000   92,110,092

                                                         FACE
                                                        AMOUNT^
                                                         (000)        VALUE+
                                                      ------------ ------------
SINGAPORE -- (Continued)
    4.000%, 09/01/18.................................  SGD  69,000 $ 60,736,051
                                                                   ------------
TOTAL SINGAPORE......................................               152,846,143
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.4%)
African Development Bank
    1.625%, 10/02/18.................................       34,920   35,007,649
Council Of Europe Development Bank
#   1.500%, 06/19/17.................................       60,000   60,800,820
#   1.000%, 03/07/18.................................       56,200   55,228,527
#   1.125%, 05/31/18.................................       60,000   58,943,040
European Financial Stability Facility
    1.625%, 09/15/17.................................  EUR  17,000   23,686,576
European Investment Bank
    1.125%, 09/15/17.................................        6,000    5,991,408
    4.125%, 12/07/17.................................  GBP   4,960    8,908,610
    1.000%, 12/15/17.................................       21,400   21,162,460
    1.375%, 01/15/18.................................  GBP  84,000  136,296,494
    4.750%, 10/15/18.................................  GBP  23,722   43,831,358
    1.625%, 12/18/18.................................       25,000   24,884,775
European Union
    3.250%, 04/04/18.................................  EUR  40,000   59,639,493
Nordic Investment Bank
    0.750%, 01/17/18.................................        8,500    8,333,026
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.........               542,714,236
                                                                   ------------
SWEDEN -- (4.0%)
Kingdom of Sweden
    0.875%, 01/31/18.................................  EUR  40,000   54,577,122
    1.000%, 02/27/18.................................       25,000   24,658,650
Kommuninvest I Sverige AB
    1.625%, 02/13/17.................................       11,600   11,836,199
    1.000%, 10/24/17.................................       54,300   53,874,071
Svensk Exportkredit AB
    5.125%, 03/01/17.................................       50,312   56,497,206
    1.750%, 05/30/17.................................       94,955   96,882,777
#   1.125%, 04/05/18.................................       40,000   39,346,120
Svenska Handelsbanken AB
    2.875%, 04/04/17.................................        3,160    3,308,779
                                                                   ------------
TOTAL SWEDEN.........................................               340,980,924
                                                                   ------------
UNITED KINGDOM -- (5.0%)
Barclays Bank P.L.C.
    1.500%, 04/04/17.................................  GBP  34,000   56,177,048
Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17.................................  GBP  40,500   66,982,024
Network Rail Infrastructure Finance P.L.C.
    1.000%, 12/07/17.................................  GBP  23,000   37,132,120
    0.875%, 05/15/18.................................       10,000    9,766,460

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^
                                                      (000)          VALUE+
                                                  -------------- --------------
UNITED KINGDOM -- (Continued)
Transport for London
      1.250%, 11/21/17...........................  GBP    10,000 $   16,272,131
United Kingdom Gilt
      1.250%, 07/22/18...........................  GBP   146,000    236,049,054
                                                                 --------------
TOTAL UNITED KINGDOM.............................                   422,378,837
                                                                 --------------
UNITED STATES -- (21.7%)
3M Co.
#     1.000%, 06/26/17...........................         59,405     59,169,162
Apple, Inc.
#     1.000%, 05/03/18...........................         95,700     93,345,589
Berkshire Hathaway Finance Corp.
#     1.600%, 05/15/17...........................         28,700     29,188,933
      1.300%, 05/15/18...........................         48,700     48,034,758
#     5.400%, 05/15/18...........................          5,000      5,770,835
#     2.000%, 08/15/18...........................         51,375     51,994,993
Berkshire Hathaway, Inc.
#     1.900%, 01/31/17...........................         31,300     32,136,461
#     1.550%, 02/09/18...........................         45,446     45,425,277
Chevron Corp.
#     1.104%, 12/05/17...........................        103,616    102,668,224
#     1.718%, 06/24/18...........................        132,577    133,325,265
Coca-Cola Co. (The)
#     1.650%, 11/01/18...........................         26,819     26,792,288
Colgate-Palmolive Co.
#     0.900%, 05/01/18...........................         34,300     33,413,791
General Electric Capital Corp.
      2.300%, 04/27/17...........................         18,300     18,882,599
      5.625%, 09/15/17...........................         70,500     80,497,957
#     1.600%, 11/20/17...........................         58,000     58,234,900
#     1.625%, 04/02/18...........................         21,147     21,065,077
      5.625%, 05/01/18...........................         17,500     20,218,188
#     2.300%, 01/14/19...........................          7,100      7,175,707
General Electric Co.
      5.250%, 12/06/17...........................         23,418     26,651,581
International Business Machines Corp.
      5.700%, 09/14/17...........................         52,090     59,964,602
      1.250%, 02/08/18...........................         93,800     92,812,380
Johnson & Johnson
      5.150%, 07/15/18...........................         10,515     12,168,053
#     1.650%, 12/05/18...........................        179,200    180,432,896
Microsoft Corp.
#     1.000%, 05/01/18...........................         12,000     11,807,088
      1.625%, 12/06/18...........................        136,500    136,203,658
Pfizer, Inc.
#     1.500%, 06/15/18...........................         47,954     47,809,227
Procter & Gamble Co. (The)
#     1.600%, 11/15/18...........................          5,800      5,820,781
Toyota Motor Credit Corp.
#     1.750%, 05/22/17...........................          9,141      9,312,074

                                                      FACE
                                                     AMOUNT^
                                                      (000)          VALUE+
                                                  -------------- --------------
UNITED STATES -- (Continued)
#     1.250%, 10/05/17........................... $       65,567 $   65,287,357
#     1.375%, 01/10/18...........................         47,200     47,064,536
#     2.000%, 10/24/18...........................        118,978    119,985,387
Wal-Mart Stores, Inc.
      5.800%, 02/15/18...........................          7,000      8,162,686
#     1.125%, 04/11/18...........................        141,967    139,521,476
#     1.950%, 12/15/18...........................         22,475     22,712,493
                                                                 --------------
TOTAL UNITED STATES..............................                 1,853,056,279
                                                                 --------------
TOTAL BONDS......................................                 7,877,123,824
                                                                 --------------
AGENCY OBLIGATIONS -- (3.3%)
Federal Home Loan Bank
#     1.750%, 12/14/18...........................         81,000     81,794,367
Federal Home Loan Mortgage Corporation
#     4.875%, 06/13/18...........................         16,000     18,367,152
Federal National Mortgage Association
#     0.875%, 05/21/18...........................         49,200     48,096,346
#     1.875%, 09/18/18...........................         89,000     90,328,325
      1.625%, 11/27/18...........................         41,000     40,967,323
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.........................                   279,553,513
                                                                 --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                  --------------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund.............     31,547,105    365,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $8,918,956 GNMA
        3.50%, 09/20/42, valued at $8,016,581 )
        to be repurchased at $7,859,406.......... $        7,859      7,859,393
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..............                   372,859,393
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,484,980,498)^^........................                $8,529,536,730
                                                                 ==============

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Bonds
   Australia.....................   --    $  583,750,489   --    $  583,750,489
   Austria.......................   --       291,802,108   --       291,802,108
   Belgium.......................   --       124,455,725   --       124,455,725
   Canada........................   --       818,268,442   --       818,268,442
   Denmark.......................   --       173,095,910   --       173,095,910
   Finland.......................   --       267,693,086   --       267,693,086
   France........................   --       392,308,060   --       392,308,060
   Germany.......................   --       444,194,262   --       444,194,262
   Japan.........................   --       291,396,987   --       291,396,987
   Netherlands...................   --       558,397,920   --       558,397,920
   New Zealand...................   --       151,556,893   --       151,556,893
   Norway........................   --       468,227,523   --       468,227,523
   Singapore.....................   --       152,846,143   --       152,846,143
   Supranational Organization
     Obligations.................   --       542,714,236   --       542,714,236
   Sweden........................   --       340,980,924   --       340,980,924
   United Kingdom................   --       422,378,837   --       422,378,837
   United States.................   --     1,853,056,279   --     1,853,056,279
Agency Obligations...............   --       279,553,513   --       279,553,513
Securities Lending Collateral....   --       372,859,393   --       372,859,393
Forward Currency Contracts**.....   --        19,691,335   --        19,691,335
                                    --    --------------   --    --------------
TOTAL............................   --    $8,549,228,065   --    $8,549,228,065
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
BONDS -- (97.9%)
AUSTRIA -- (3.5%)
Austria Government Bond
    3.400%, 11/22/22.................................. EUR    5,945 $ 9,078,546
                                                                    -----------
BELGIUM -- (4.0%)
Belgium Government Bond
    2.250%, 06/22/23.................................. EUR    7,550  10,261,903
                                                                    -----------
CANADA -- (8.7%)
Alberta, Province of Canada
    2.550%, 12/15/22.................................. CAD    6,400   5,595,855
British Columbia, Province of Canada
    3.700%, 12/18/20.................................. CAD    2,000   1,938,712
    2.700%, 12/18/22.................................. CAD    6,100   5,400,862
Ontario, Province of Canada
    3.150%, 06/02/22.................................. CAD   10,300   9,386,756
                                                                    -----------
TOTAL CANADA..........................................               22,322,185
                                                                    -----------
DENMARK -- (4.0%)
Denmark Government Bond
    4.000%, 11/15/19.................................. DKK    8,600   1,828,938
    3.000%, 11/15/21.................................. DKK    8,700   1,768,872
    1.500%, 11/15/23.................................. DKK   16,800   2,986,115
    7.000%, 11/10/24.................................. DKK   12,900   3,562,866
                                                                    -----------
TOTAL DENMARK.........................................               10,146,791
                                                                    -----------
FINLAND -- (3.8%)
Finland Government Bond
    1.500%, 04/15/23.................................. EUR    7,500   9,882,758
                                                                    -----------
FRANCE -- (18.1%)
Caisse d'Amortissement de la Dette Sociale
    3.375%, 04/25/21.................................. EUR    2,600   3,927,876
    2.500%, 10/25/22.................................. EUR    1,400   1,965,761
France Government Bond OAT
    3.750%, 04/25/21.................................. EUR    1,900   2,953,673
    3.000%, 04/25/22.................................. EUR    8,210  12,123,634
    1.750%, 05/25/23.................................. EUR    7,600  10,024,757
    6.000%, 10/25/25.................................. EUR    3,500   6,460,519
    3.500%, 04/25/26.................................. EUR    2,500   3,729,950
Reseau Ferre de France
    5.500%, 12/01/21.................................. GBP    2,700   5,223,702
                                                                    -----------
TOTAL FRANCE..........................................               46,409,872
                                                                    -----------
GERMANY -- (2.9%)
KFW
    5.550%, 06/07/21.................................. GBP      600   1,183,215
    3.500%, 07/04/21.................................. EUR    2,075   3,200,703

                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                       ------------ -----------
GERMANY -- (Continued)
    2.500%, 01/17/22.................................. EUR    2,200 $ 3,180,702
                                                                    -----------
TOTAL GERMANY.........................................                7,564,620
                                                                    -----------
JAPAN -- (10.6%)
Japan Government Ten Year Bond
    1.400%, 03/20/20.................................. JPY1,178,000  12,315,006
    1.200%, 06/20/21.................................. JPY1,197,000  12,387,222
Japan Government Twenty Year Bond
    0.800%, 06/20/23.................................. JPY  245,000   2,444,597
                                                                    -----------
TOTAL JAPAN...........................................               27,146,825
                                                                    -----------
LUXEMBOURG -- (2.0%)
Grand Duchy of Luxembourg
    2.125%, 07/10/23.................................. EUR    3,800   5,227,969
                                                                    -----------
NETHERLANDS -- (5.5%)
Bank Nederlandse Gemeenten
    5.375%, 06/07/21.................................. GBP      600   1,151,890
    2.250%, 08/30/22.................................. EUR    2,300   3,182,214
    2.250%, 07/17/23.................................. EUR      500     685,477
Netherlands Government Bond
    2.250%, 07/15/22.................................. EUR    6,420   9,047,502
                                                                    -----------
TOTAL NETHERLANDS.....................................               14,067,083
                                                                    -----------
NEW ZEALAND -- (3.0%)
New Zealand Government Bond
    3.000%, 04/15/20.................................. NZD    5,100   3,833,459
    6.000%, 05/15/21.................................. NZD    4,500   3,998,023
                                                                    -----------
TOTAL NEW ZEALAND.....................................                7,831,482
                                                                    -----------
NORWAY -- (1.4%)
Norway Government Bond
    3.750%, 05/25/21.................................. NOK   20,400   3,524,199
                                                                    -----------
SINGAPORE -- (3.9%)
Singapore Government Bond
    3.250%, 09/01/20.................................. SGD    3,100   2,628,463
    3.125%, 09/01/22.................................. SGD    1,770   1,474,654
    2.750%, 07/01/23.................................. SGD    7,300   5,867,056
                                                                    -----------
TOTAL SINGAPORE.......................................                9,970,173
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.3%)
Council Of Europe Development Bank
    3.000%, 07/13/20.................................. EUR    3,950   5,855,891
European Financial Stability Facility
    2.250%, 09/05/22.................................. EUR      900   1,249,652
European Investment Bank
    5.375%, 06/07/21.................................. GBP      880   1,703,176
    2.250%, 10/14/22.................................. EUR    2,300   3,196,279

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)       VALUE+
                                                        ---------- ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
    2.500%, 10/31/22................................... GBP  1,380 $  2,189,951
    1.900%, 01/26/26................................... JPY309,000    3,348,796
European Union
    2.750%, 04/04/22................................... EUR  4,100    5,979,672
    3.000%, 09/04/26................................... EUR  1,975    2,869,371
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...........              26,392,788
                                                                   ------------
SWEDEN -- (1.2%)
Sweden Government Bond
    5.000%, 12/01/20................................... SEK 16,500    3,022,844
                                                                   ------------
UNITED KINGDOM -- (15.0%)
Network Rail Infrastructure Finance P.L.C.
    4.625%, 07/21/20................................... GBP    900    1,681,621
    4.750%, 01/22/24................................... GBP    200      377,176
United Kingdom Gilt
    3.750%, 09/07/21................................... GBP  1,130    2,037,422
    4.000%, 03/07/22................................... GBP  7,060   12,947,686
    1.750%, 09/07/22................................... GBP 10,070   15,530,191
    2.250%, 09/07/23................................... GBP  3,700    5,849,103
                                                                   ------------
TOTAL UNITED KINGDOM...................................              38,423,199
                                                                   ------------
TOTAL BONDS............................................             251,273,237
                                                                   ------------
AGENCY OBLIGATIONS -- (1.6%)
Federal Home Loan Bank
    5.750%, 06/12/26...................................        100      121,588
Tennessee Valley Authority
    5.350%, 06/07/21................................... GBP    400      759,156
    1.875%, 08/15/22...................................        600      550,420
    6.750%, 11/01/25...................................      2,000    2,605,540
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................               4,036,704
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (0.5%)
U.S. Treasury Bonds
    6.000%, 02/15/26...................................      1,000    1,316,875
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $260,831,355)^^................................            $256,626,816
                                                                   ============

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                      LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                      ------- ------------ ------- ------------
Bonds
   Austria...........................   --    $  9,078,546   --    $  9,078,546
   Belgium...........................   --      10,261,903   --      10,261,903
   Canada............................   --      22,322,185   --      22,322,185
   Denmark...........................   --      10,146,791   --      10,146,791
   Finland...........................   --       9,882,758   --       9,882,758
   France............................   --      46,409,872   --      46,409,872
   Germany...........................   --       7,564,620   --       7,564,620
   Japan.............................   --      27,146,825   --      27,146,825
   Luxembourg........................   --       5,227,969   --       5,227,969
   Netherlands.......................   --      14,067,083   --      14,067,083
   New Zealand.......................   --       7,831,482   --       7,831,482
   Norway............................   --       3,524,199   --       3,524,199
   Singapore.........................   --       9,970,173   --       9,970,173
   Supranational Organization
     Obligations.....................   --      26,392,788   --      26,392,788
   Sweden............................   --       3,022,844   --       3,022,844
   United Kingdom....................   --      38,423,199   --      38,423,199
Agency Obligations...................   --       4,036,704   --       4,036,704
U.S. Treasury Obligations............   --       1,316,875   --       1,316,875
Forward Currency Contracts**.........   --       2,278,109   --       2,278,109
                                        --    ------------   --    ------------
TOTAL................................   --    $258,904,925   --    $258,904,925
                                        ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
AGENCY OBLIGATIONS -- (64.7%)
Federal Farm Credit Bank
     5.300%, 02/18/14.................................. $  7,000 $    7,015,218
     5.250%, 06/05/14..................................   14,400     14,652,202
     4.375%, 06/30/14..................................    3,915      3,983,634
     3.000%, 09/22/14..................................    2,137      2,176,165
     8.160%, 09/30/14..................................    3,615      3,805,962
     4.700%, 12/10/14..................................    4,000      4,150,120
     4.550%, 02/03/15..................................    4,500      4,697,231
     4.375%, 02/17/15..................................   14,300     14,923,723
     4.875%, 12/16/15..................................   15,000     16,262,250
     6.030%, 03/21/16..................................    4,700      5,255,817
     5.125%, 08/25/16..................................    8,000      8,903,440
     4.875%, 01/17/17..................................    9,435     10,566,747
     2.875%, 02/10/17..................................   32,000     33,792,064
     5.050%, 03/08/17..................................   10,000     11,226,220
     5.625%, 08/18/17..................................    4,000      4,637,040
     5.100%, 09/03/19..................................    9,000     10,506,501
     5.320%, 09/03/19..................................   21,300     24,805,618
     5.150%, 11/15/19..................................   11,200     13,057,890
     4.670%, 05/07/20..................................    5,600      6,401,606
     5.350%, 08/07/20..................................    6,700      7,937,048
     3.650%, 12/21/20..................................   44,000     47,181,288
     5.250%, 03/02/21..................................    6,100      7,078,885
     5.220%, 02/22/22..................................    5,000      5,894,775
     5.210%, 12/19/22..................................   21,200     24,859,417
     5.250%, 03/06/23..................................    6,000      7,056,972
     5.220%, 05/15/23..................................   48,100     56,610,381
Federal Home Loan Bank
     6.395%, 06/03/14..................................    5,200      5,309,418
     6.700%, 06/25/14..................................   12,500     12,829,325
     5.500%, 08/13/14..................................    4,000      4,115,244
     2.875%, 06/12/15..................................   15,000     15,532,785
     2.875%, 09/11/15..................................   10,000     10,399,560
     1.375%, 12/11/15..................................   10,000     10,190,120
     4.875%, 03/11/16..................................   13,600     14,859,333
     5.375%, 05/18/16..................................   44,000     48,922,192
     2.125%, 06/10/16..................................   11,500     11,923,948
     5.375%, 09/09/16..................................    6,000      6,673,062
     5.125%, 10/19/16..................................   14,700     16,457,429
     4.750%, 12/16/16..................................   48,000     53,640,096
     3.625%, 03/10/17..................................   20,000     21,700,460
     4.875%, 05/17/17..................................   87,500     98,792,487
     5.000%, 11/17/17..................................  117,600    134,615,426
     3.125%, 12/08/17..................................   30,000     32,147,940
     1.250%, 06/08/18..................................   17,200     17,067,594
     4.750%, 06/08/18..................................    5,835      6,642,465
     2.000%, 09/14/18..................................   41,800     42,662,083
     1.750%, 12/14/18..................................   45,000     45,441,315
     1.500%, 03/08/19..................................   36,000     35,619,768
     1.875%, 03/08/19..................................   31,000     31,192,231
     5.375%, 05/15/19..................................   49,575     58,336,489

                                                          FACE
                                                         AMOUNT
                                                         (000)       VALUE+
                                                        -------- --------------
     1.625%, 06/14/19.................................. $ 50,830 $   50,327,444
     5.125%, 08/15/19..................................    5,295      6,220,201
     4.500%, 09/13/19..................................   32,000     36,146,112
     4.125%, 12/13/19..................................   20,000     22,270,560
     1.875%, 03/13/20..................................  103,000    101,644,726
     4.125%, 03/13/20..................................  100,825    112,014,256
     3.000%, 03/18/20..................................   18,080     19,041,350
     3.375%, 06/12/20..................................   28,500     30,467,469
     4.625%, 09/11/20..................................   25,650     29,243,001
     5.250%, 12/11/20..................................    1,550      1,819,697
     1.750%, 03/12/21..................................   14,000     13,433,364
     5.000%, 03/12/21..................................    5,200      6,011,658
     5.625%, 06/11/21..................................   33,180     40,021,417
     2.625%, 12/10/21..................................   37,345     37,440,080
     5.000%, 12/10/21..................................   45,500     52,619,612
     2.250%, 03/11/22..................................   10,000      9,479,180
     2.500%, 03/11/22..................................   11,000     10,779,450
     5.250%, 06/10/22..................................    7,225      8,498,175
     5.750%, 06/10/22..................................   19,500     23,932,350
     2.000%, 09/09/22..................................   16,225     14,843,328
     5.375%, 09/30/22..................................   26,600     31,625,245
     4.750%, 03/10/23..................................   49,200     56,043,228
     3.250%, 06/09/23..................................    5,000      5,122,675
     5.375%, 08/15/24..................................    9,000     10,660,392
     4.375%, 03/13/26..................................   20,100     21,733,648
Tennessee Valley Authority
     4.375%, 06/15/15..................................   13,500     14,261,616
     5.500%, 07/18/17..................................   13,500     15,522,098
     6.250%, 12/15/17..................................   46,000     54,681,626
     4.500%, 04/01/18..................................   44,700     50,232,474
     3.875%, 02/15/21..................................   92,806    100,850,331
     1.875%, 08/15/22..................................   60,010     55,051,194
     6.750%, 11/01/25..................................   32,200     41,949,194
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,176,496,135
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (34.4%)
U.S. Treasury Bonds
     11.250%, 02/15/15.................................   20,000     22,277,340
     10.625%, 08/15/15.................................   11,000     12,743,247
     9.875%, 11/15/15..................................   14,800     17,311,960
     9.250%, 02/15/16..................................   16,500     19,459,688
     7.250%, 05/15/16..................................   34,000     39,248,750
     7.500%, 11/15/16..................................   36,800     43,763,259
     9.000%, 11/15/18..................................   86,500    117,045,312
     8.875%, 02/15/19..................................   11,000     14,970,318
     8.125%, 08/15/19..................................   30,800     41,409,152
     8.750%, 08/15/20..................................   56,200     79,874,250
     8.125%, 05/15/21..................................   38,100     53,590,012
     7.250%, 08/15/22..................................   41,000     56,535,146
     6.250%, 08/15/23..................................   36,000     47,362,500
     7.500%, 11/15/24..................................   41,300     59,923,739
     6.000%, 02/15/26..................................   37,000     48,724,375

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT
                                                        (000)         VALUE+
                                                      ----------- --------------
     6.750%, 08/15/26................................ $    47,500 $   66,648,438
U.S. Treasury Notes
     4.125%, 05/15/15................................      10,000     10,502,340
     2.625%, 02/29/16................................      10,000     10,466,410
     3.250%, 05/31/16................................      10,000     10,650,780
     4.875%, 08/15/16................................      18,200     20,190,625
     3.000%, 09/30/16................................      26,500     28,197,643
     3.125%, 04/30/17................................      30,000     32,200,770
     2.375%, 05/31/18................................      25,800     27,015,412
     2.250%, 07/31/18................................     128,800    134,072,814
     1.375%, 09/30/18................................      92,600     92,520,457
     3.625%, 02/15/20................................      45,000     49,682,790
                                                                  --------------
TOTAL U.S. TREASURY OBLIGATIONS                                    1,156,387,527
                                                                  --------------

                                                        SHARES
                                                      -----------
TEMPORARY CASH INVESTMENTS -- (0.9%)
     State Street Institutional U.S. Government
       Money Market Fund.............................  28,878,528     28,878,528
                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,267,372,898)^^............................             $3,361,762,190
                                                                  ==============

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $2,176,496,135   --    $2,176,496,135
U.S. Treasury Obligations....          --  1,156,387,527   --     1,156,387,527
Temporary Cash Investments... $28,878,528             --   --        28,878,528
                              ----------- --------------   --    --------------
TOTAL........................ $28,878,528 $3,332,883,662   --    $3,361,762,190
                              =========== ==============   ==    ==============

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
AGENCY OBLIGATIONS -- (3.0%)
Federal Farm Credit Bank
    4.875%, 12/16/15..................................... $ 1,935 $  2,097,830
Federal Home Loan Bank
#   0.500%, 11/20/15.....................................   9,000    9,022,167
    4.875%, 05/17/17.....................................  16,500   18,629,441
Federal Home Loan Mortgage Corporation
#   5.125%, 10/18/16.....................................   5,000    5,574,350
#   5.000%, 04/18/17.....................................  14,000   15,809,038
    1.250%, 05/12/17.....................................   5,000    5,056,385
#   1.000%, 07/28/17.....................................   6,000    5,997,222
    1.000%, 09/29/17.....................................     920      913,976
Federal National Mortgage Association
#   4.875%, 12/15/16.....................................  15,000   16,767,825
    1.250%, 01/30/17.....................................   5,000    5,070,955
    5.000%, 02/13/17.....................................   5,000    5,628,610
#   1.875%, 09/18/18.....................................  10,000   10,149,250
Tennessee Valley Authority
    1.750%, 10/15/18.....................................  10,000   10,071,200
                                                                  ------------
TOTAL AGENCY OBLIGATIONS.................................          110,788,249
                                                                  ------------
BONDS -- (90.7%)
3M Co.
#   1.375%, 09/29/16.....................................  10,000   10,165,930
    1.000%, 06/26/17.....................................   7,000    6,972,210
ABB Finance USA, Inc.
    1.625%, 05/08/17.....................................   2,642    2,642,433
AbbVie, Inc.
    1.200%, 11/06/15.....................................   5,000    5,051,220
ACE INA Holdings, Inc.
    5.600%, 05/15/15.....................................   3,567    3,792,631
    2.600%, 11/23/15.....................................  17,000   17,597,958
Actavis, Inc.
#   1.875%, 10/01/17.....................................  17,839   17,804,642
Adobe Systems, Inc.
    3.250%, 02/01/15.....................................  10,000   10,270,790
Aetna, Inc.
    6.000%, 06/15/16.....................................   5,000    5,577,935
Aflac, Inc.
    3.450%, 08/15/15.....................................   1,875    1,956,688
    2.650%, 02/15/17.....................................  19,715   20,568,738
African Development Bank
    1.125%, 03/15/17.....................................   7,000    7,042,693
Agilent Technologies, Inc.
#   6.500%, 11/01/17.....................................  12,677   14,712,051
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.....................................  12,850   13,181,003
Allergan, Inc.
    5.750%, 04/01/16.....................................     556      613,750

                                                           FACE
                                                          AMOUNT^
                                                           (000)     VALUE+
                                                          ------- ------------
Altria Group, Inc.
    4.125%, 09/11/15..................................... $ 8,520 $  8,986,044
Amazon.com, Inc.
#   0.650%, 11/27/15.....................................   5,339    5,341,739
American Express Credit Corp.
    2.800%, 09/19/16.....................................  20,700   21,628,126
American Honda Finance Corp.
    2.125%, 10/10/18.....................................  13,500   13,694,886
American International Group, Inc.
    5.600%, 10/18/16.....................................  13,526   15,057,292
    5.850%, 01/16/18.....................................   7,765    8,938,214
Ameriprise Financial, Inc.
#   5.650%, 11/15/15.....................................   1,000    1,082,988
Amgen, Inc.
    4.850%, 11/18/14.....................................   5,569    5,759,621
Anadarko Petroleum Corp.
    5.950%, 09/15/16.....................................  18,939   21,129,447
Anheuser-Busch Cos. LLC
    5.000%, 01/15/15.....................................   2,000    2,086,022
    5.050%, 10/15/16.....................................   5,303    5,890,270
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.....................................  24,000   24,004,344
Aon Corp.
    3.500%, 09/30/15.....................................   3,000    3,127,077
Apache Corp.
    5.625%, 01/15/17.....................................   7,361    8,289,200
#   1.750%, 04/15/17.....................................   5,000    5,068,645
Apple, Inc.
#   1.000%, 05/03/18.....................................   8,000    7,803,184
Applied Materials, Inc.
    2.650%, 06/15/16.....................................   4,147    4,314,020
Asian Development Bank
    1.125%, 03/15/17.....................................   5,000    5,036,650
    1.750%, 09/11/18.....................................   8,925    9,031,154
Assurant, Inc.
    5.625%, 02/15/14.....................................   3,000    3,004,047
    2.500%, 03/15/18.....................................  10,000    9,937,260
AT&T, Inc.
#   2.500%, 08/15/15.....................................  17,000   17,463,811
    2.400%, 08/15/16.....................................   6,500    6,704,899
    1.600%, 02/15/17.....................................   5,000    5,041,480
Australia & New Zealand Banking Group, Ltd.
    1.875%, 10/06/17.....................................   5,000    5,058,420
#   1.450%, 05/15/18.....................................   5,000    4,912,015
Austria Government International Bond
    1.750%, 06/17/16.....................................   3,000    3,083,580
Autodesk, Inc.
#   1.950%, 12/15/17.....................................   1,050    1,055,076
AutoZone, Inc.
    6.950%, 06/15/16.....................................     751      850,624

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Avnet, Inc.
    6.000%, 09/01/15....................................... $ 2,000 $ 2,145,424
Bank Nederlandse Gemeenten
    1.375%, 09/27/17.......................................  14,000  14,047,068
    1.375%, 03/19/18.......................................  25,000  24,781,300
Bank of America Corp.
    4.500%, 04/01/15.......................................  10,000  10,424,480
    3.750%, 07/12/16.......................................  10,000  10,610,000
#   2.000%, 01/11/18.......................................   5,800   5,808,323
Bank of New York Mellon Corp. (The)
    4.300%, 05/15/14.......................................   2,000   2,022,732
#   2.950%, 06/18/15.......................................   6,314   6,531,764
Bank of Nova Scotia
    3.400%, 01/22/15.......................................   2,000   2,060,082
    2.900%, 03/29/16.......................................  10,000  10,461,710
Barclays Bank P.L.C.
    5.200%, 07/10/14.......................................   9,125   9,318,395
    3.900%, 04/07/15.......................................     350     363,463
    5.000%, 09/22/16.......................................     300     330,074
Baxter International, Inc.
    1.850%, 06/15/18.......................................  19,570  19,625,638
BB&T Corp.
    5.700%, 04/30/14.......................................   8,000   8,100,648
    2.150%, 03/22/17.......................................   5,750   5,904,370
    1.450%, 01/12/18.......................................   1,975   1,950,194
Beam, Inc.
    1.750%, 06/15/18.......................................  20,000  19,691,680
Becton Dickinson and Co.
    1.750%, 11/08/16.......................................   2,541   2,607,318
Belgium Government International Bond
    2.750%, 03/05/15.......................................   2,000   2,050,132
Bemis Co., Inc.
    5.650%, 08/01/14.......................................   2,000   2,051,718
Berkshire Hathaway Finance Corp.
    0.950%, 08/15/16.......................................  10,000  10,057,150
    1.600%, 05/15/17.......................................   1,000   1,017,036
    1.300%, 05/15/18.......................................   1,600   1,578,144
Berkshire Hathaway, Inc.
#   2.200%, 08/15/16.......................................   5,000   5,183,570
    1.900%, 01/31/17.......................................   5,000   5,133,620
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.......................................   4,000   4,032,988
#   1.625%, 02/24/17.......................................  10,760  10,932,515
BlackRock, Inc.
    3.500%, 12/10/14.......................................   6,500   6,672,399
BNP Paribas SA
    3.250%, 03/11/15.......................................   4,000   4,114,368
    1.250%, 12/12/16.......................................  20,000  20,010,320
    2.375%, 09/14/17.......................................   3,525   3,606,717
Boeing Capital Corp.
#   2.900%, 08/15/18.......................................   7,637   8,030,504

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Boston Scientific Corp.
    6.400%, 06/15/16....................................... $ 1,000 $ 1,116,415
BP Capital Markets P.L.C.
    3.125%, 10/01/15.......................................   5,700   5,941,401
#   2.248%, 11/01/16.......................................   9,101   9,426,734
Branch Banking & Trust Co.
    2.300%, 10/15/18.......................................  15,000  15,156,255
British Columbia, Province of Canada
#   2.850%, 06/15/15.......................................   4,000   4,139,500
    2.100%, 05/18/16.......................................   5,000   5,171,705
    1.200%, 04/25/17.......................................  10,000  10,066,670
British Telecommunications P.L.C.
    2.000%, 06/22/15.......................................  12,215  12,430,815
Brown-Forman Corp.
#   1.000%, 01/15/18.......................................   6,920   6,774,445
Buckeye Partners L.P.
    2.650%, 11/15/18.......................................   3,650   3,638,258
Caisse d'Amortissement de la Dette Sociale
    2.375%, 03/31/16.......................................   5,000   5,187,400
    2.125%, 04/12/17.......................................  14,800  15,259,066
Canada Government International Bond
    0.875%, 02/14/17.......................................  10,000  10,030,100
Canadian Imperial Bank of Commerce
#   0.900%, 10/01/15.......................................  11,357  11,422,144
Canadian National Railway Co.
    1.450%, 12/15/16.......................................     500     507,445
Canadian Natural Resources, Ltd.
    1.450%, 11/14/14.......................................   1,335   1,344,214
#   5.700%, 05/15/17.......................................   8,215   9,322,957
Capital One Financial Corp.
    7.375%, 05/23/14.......................................  11,000  11,229,768
    2.150%, 03/23/15.......................................   2,000   2,031,728
Cardinal Health, Inc.
#   1.700%, 03/15/18.......................................   8,650   8,666,470
Caterpillar Financial Services Corp.
    4.750%, 02/17/15.......................................   3,500   3,658,515
    2.650%, 04/01/16.......................................   8,000   8,332,880
    1.000%, 11/25/16.......................................  10,000  10,018,920
#   2.450%, 09/06/18.......................................   7,624   7,833,767
CBS Corp.
    1.950%, 07/01/17.......................................   7,000   7,076,300
Celgene Corp.
    2.450%, 10/15/15.......................................   4,155   4,275,719
CenterPoint Energy Resources Corp.
    6.125%, 11/01/17.......................................     550     633,261
CF Industries, Inc.
    6.875%, 05/01/18.......................................  10,000  11,695,290

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Charles Schwab Corp. (The)
    2.200%, 07/25/18....................................... $ 5,200 $ 5,258,448
Chevron Corp.
    1.104%, 12/05/17.......................................   5,350   5,301,064
Cigna Corp.
    2.750%, 11/15/16.......................................  10,325  10,774,860
Citigroup, Inc.
    4.450%, 01/10/17.......................................   7,000   7,583,618
    6.000%, 08/15/17.......................................   7,000   8,000,636
    2.500%, 09/26/18.......................................   7,000   7,045,276
Coca-Cola Co. (The)
    1.500%, 11/15/15.......................................   5,325   5,428,518
#   1.650%, 11/01/18.......................................  15,795  15,779,268
Comcast Corp.
    6.500%, 01/15/17.......................................  15,681  18,068,542
    6.300%, 11/15/17.......................................   4,000   4,676,848
    5.700%, 05/15/18.......................................   7,000   8,099,630
Comerica, Inc.
    3.000%, 09/16/15.......................................   2,000   2,076,266
Commonwealth Bank of Australia
    2.700%, 11/25/14.......................................   2,000   2,039,470
#   1.900%, 09/18/17.......................................  11,000  11,146,773
#   2.500%, 09/20/18.......................................  12,800  13,051,776
Computer Sciences Corp.
#   6.500%, 03/15/18.......................................   9,352  10,915,411
ConAgra Foods, Inc.
#   1.900%, 01/25/18.......................................  20,554  20,490,077
ConocoPhillips Co.
#   1.050%, 12/15/17.......................................  18,648  18,466,294
Constellation Energy Group, Inc.
    4.550%, 06/15/15.......................................   9,715  10,187,916
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
    4.200%, 05/13/14.......................................   6,000   6,064,248
    2.125%, 10/13/15.......................................  16,465  16,911,152
#   2.250%, 01/14/19.......................................  23,900  23,920,148
Costco Wholesale Corp.
    1.125%, 12/15/17.......................................  17,000  16,812,456
Council Of Europe Development Bank
#   1.500%, 06/19/17.......................................  13,000  13,173,511
CR Bard, Inc.
    1.375%, 01/15/18.......................................   3,875   3,809,389
Credit Suisse New York
    3.500%, 03/23/15.......................................   2,103   2,173,194
Credit Suisse USA, Inc.
    4.875%, 01/15/15.......................................   4,000   4,166,920
CVS Caremark Corp.
    4.875%, 09/15/14.......................................   6,500   6,674,024
    3.250%, 05/18/15.......................................   5,035   5,206,885
    5.750%, 06/01/17.......................................     488     555,988
Deutsche Bank AG
    3.875%, 08/18/14.......................................   3,200   3,260,336

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
#   6.000%, 09/01/17....................................... $12,050 $13,865,670
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.......................................   1,000   1,018,590
Development Bank of Japan, Inc.
    2.875%, 04/20/15.......................................   2,000   2,060,320
    1.875%, 10/03/18.......................................   8,300   8,293,559
Diageo Capital P.L.C.
#   1.500%, 05/11/17.......................................  11,500  11,562,387
Diageo Finance BV
    3.250%, 01/15/15.......................................   5,000   5,134,120
Diamond Offshore Drilling, Inc.
    4.875%, 07/01/15.......................................   1,545   1,637,717
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    4.750%, 10/01/14.......................................   3,000   3,083,295
    3.550%, 03/15/15.......................................   9,000   9,276,093
Dollar General Corp.
#   1.875%, 04/15/18.......................................  12,878  12,776,560
Dominion Resources, Inc.
    1.950%, 08/15/16.......................................  15,000  15,335,340
    6.000%, 11/30/17.......................................   1,963   2,256,569
Dover Corp.
    4.875%, 10/15/15.......................................   6,000   6,431,580
Dow Chemical Co. (The)
    2.500%, 02/15/16.......................................   7,650   7,876,425
Dr. Pepper Snapple Group, Inc.
#   2.900%, 01/15/16.......................................  12,029  12,491,323
Duke Energy Corp.
    3.950%, 09/15/14.......................................   1,070   1,092,772
    3.350%, 04/01/15.......................................   2,225   2,292,691
    1.625%, 08/15/17.......................................  11,100  11,140,038
Eastman Chemical Co.
    3.000%, 12/15/15.......................................   4,430   4,591,146
#   2.400%, 06/01/17.......................................   8,500   8,699,750
eBay, Inc.
    1.625%, 10/15/15.......................................   2,300   2,344,721
    1.350%, 07/15/17.......................................   1,715   1,716,173
Ecolab, Inc.
    1.000%, 08/09/15.......................................  10,000  10,038,780
EI du Pont de Nemours & Co.
    3.250%, 01/15/15.......................................   6,000   6,163,830
    6.000%, 07/15/18.......................................   9,895  11,560,071
EMC Corp.
#   1.875%, 06/01/18.......................................  22,000  22,066,506
Enbridge Energy Partners L.P.
    5.875%, 12/15/16.......................................   1,000   1,116,045
Encana Corp.
    5.900%, 12/01/17.......................................   5,000   5,702,165
EnCana Holdings Finance Corp.
    5.800%, 05/01/14.......................................   1,500   1,519,026
Enterprise Products Operating LLC
    5.000%, 03/01/15.......................................   1,000   1,047,599

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
    1.250%, 08/13/15....................................   $  3,000 $ 3,022,140
    3.200%, 02/01/16....................................      5,000   5,226,035
EOG Resources, Inc.
    2.950%, 06/01/15....................................      5,000   5,169,210
#   2.500%, 02/01/16....................................      2,549   2,639,390
#   5.875%, 09/15/17....................................      9,850  11,332,996
EUROFIMA
    4.250%, 02/04/14....................................      3,000   3,000,000
    5.250%, 04/07/16....................................      5,000   5,497,800
European Bank for Reconstruction & Development
    2.750%, 04/20/15....................................      2,000   2,060,456
European Investment Bank
#   4.875%, 01/17/17....................................      5,000   5,581,065
#   1.625%, 06/15/17....................................      4,000   4,076,348
    1.125%, 09/15/17....................................      3,000   2,995,704
Exelon Corp.
    4.900%, 06/15/15....................................     13,500  14,215,243
Export Development Canada
    2.250%, 05/28/15....................................      1,000   1,026,354
    1.250%, 10/26/16....................................     11,000  11,167,332
Express Scripts Holding Co.
    3.125%, 05/15/16....................................     13,000  13,571,025
Fifth Third Bancorp
    3.625%, 01/25/16....................................     14,685  15,435,492
Finland Government International Bond
    2.250%, 03/17/16....................................      7,000   7,257,600
FMS Wertmanagement AoeR
    1.000%, 11/21/17....................................     25,000  24,794,600
Ford Motor Credit Co. LLC
    5.000%, 05/15/18....................................     10,000  11,088,610
France Government Bond OAT
    1.000%, 05/25/18.................................... EUR 30,000  40,889,872
Freeport-McMoRan Copper & Gold, Inc.
#   2.150%, 03/01/17....................................      4,180   4,246,169
General Dynamics Corp.
#   1.000%, 11/15/17....................................      7,700   7,573,166
General Electric Capital Corp.
    3.750%, 11/14/14....................................      3,000   3,081,018
    2.250%, 11/09/15....................................      2,000   2,059,092
#   2.950%, 05/09/16....................................      4,000   4,187,564
Genworth Holdings, Inc.
#   6.515%, 05/22/18....................................        480     551,873
Georgia Power Co.
#   0.750%, 08/10/15....................................     14,375  14,409,299
#   5.250%, 12/15/15....................................      3,040   3,296,980
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17....................................     16,000  16,117,232
Goldman Sachs Group, Inc. (The)
    6.000%, 05/01/14....................................      1,200   1,215,774
#   5.125%, 01/15/15....................................      5,900   6,142,354

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
    3.625%, 02/07/16....................................   $ 15,000 $15,727,410
Google, Inc.
    2.125%, 05/19/16....................................     14,700  15,242,445
Halliburton Co.
    1.000%, 08/01/16....................................      9,095   9,153,308
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15....................................      2,000   2,073,714
Hershey Co. (The)
    4.850%, 08/15/15....................................        500     533,606
    1.500%, 11/01/16....................................      5,000   5,114,980
Hess Corp.
    7.000%, 02/15/14....................................      3,100   3,105,239
Hewlett-Packard Co.
    6.125%, 03/01/14....................................      4,100   4,116,392
    2.200%, 12/01/15....................................      5,303   5,422,302
    2.600%, 09/15/17....................................      1,000   1,027,148
#   5.500%, 03/01/18....................................      5,000   5,676,480
Hillshire Brands Co.
    2.750%, 09/15/15....................................      1,000   1,031,125
Home Depot, Inc. (The)
    5.400%, 03/01/16....................................        900     989,195
HSBC Finance Corp.
    5.500%, 01/19/16....................................      2,000   2,168,500
HSBC USA, Inc.
#   1.625%, 01/16/18....................................     15,800  15,753,848
Huntington Bancshares, Inc.
    2.600%, 08/02/18....................................     14,585  14,797,139
Husky Energy, Inc.
    5.900%, 06/15/14....................................      4,600   4,687,938
Intel Corp.
    1.950%, 10/01/16....................................     12,000  12,351,780
Inter-American Development Bank
    0.875%, 03/15/18....................................     10,000   9,812,470
International Bank for Reconstruction & Development
    2.375%, 05/26/15....................................      2,000   2,055,932
    1.000%, 09/15/16....................................      2,000   2,019,318
#   0.875%, 04/17/17....................................     12,000  12,040,644
International Business Machines Corp.
    1.250%, 02/08/18....................................      1,300   1,286,312
International Finance Corp.
    0.875%, 06/15/18....................................      3,000   2,935,326
Japan Bank for International Cooperation
    2.250%, 07/13/16....................................      5,000   5,190,160
#   1.750%, 07/31/18....................................      5,000   5,021,235
Jefferies Group LLC
#   5.125%, 04/13/18....................................      1,875   2,050,500
John Deere Capital Corp.
#   2.000%, 01/13/17....................................      6,600   6,786,866

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
Johnson & Johnson
#   2.150%, 05/15/16....................................   $  2,000 $ 2,075,038
Johnson Controls, Inc.
    5.500%, 01/15/16....................................      6,291   6,820,149
    2.600%, 12/01/16....................................      5,600   5,797,126
JPMorgan Chase & Co.
    4.650%, 06/01/14....................................      6,000   6,081,048
    3.400%, 06/24/15....................................      2,500   2,592,180
    3.150%, 07/05/16....................................     12,000  12,555,240
Kellogg Co.
    1.875%, 11/17/16....................................      5,185   5,290,313
KeyBank NA
    1.100%, 11/25/16....................................     12,000  12,015,588
KeyCorp
    3.750%, 08/13/15....................................     17,825  18,604,737
KFW
    2.000%, 06/01/16....................................      1,000   1,027,973
    4.875%, 01/17/17....................................      5,000   5,595,070
    1.250%, 02/15/17....................................     14,000  14,167,398
    0.875%, 09/05/17....................................      5,000   4,963,070
Kinder Morgan Energy Partners L.P.
    3.500%, 03/01/16....................................     11,000  11,543,653
Kohl's Corp.
    6.250%, 12/15/17....................................      5,000   5,755,600
Kommunalbanken A.S.
    2.375%, 01/19/16....................................      1,500   1,554,180
    1.000%, 09/26/17....................................      4,000   3,966,840
    1.000%, 03/15/18....................................     30,000  29,400,420
Kommunekredit
    1.125%, 03/15/18....................................     10,000   9,837,920
Kommuninvest I Sverige AB
    1.000%, 10/24/17....................................     15,000  14,882,340
Kraft Foods Group, Inc.
    1.625%, 06/04/15....................................     11,712  11,873,731
Laboratory Corp. of America Holdings
    2.200%, 08/23/17....................................     22,824  23,199,980
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16....................................      7,800   8,089,224
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17....................................     12,600  12,493,228
Lloyds TSB Bank P.L.C.
#   4.200%, 03/28/17....................................     10,900  11,854,055
Lockheed Martin Corp.
    2.125%, 09/15/16....................................      1,325   1,367,436
Loews Corp.
    5.250%, 03/15/16....................................      2,000   2,180,564
Lorillard Tobacco Co.
#   2.300%, 08/21/17....................................      4,150   4,232,473
Lowe's Cos., Inc.
    5.000%, 10/15/15....................................     10,000  10,731,510

                                                           FACE
                                                          AMOUNT^
                                                           (000)      VALUE+
                                                         ---------- -----------
Manitoba, Province of Canada
#   2.625%, 07/15/15....................................   $  8,000 $ 8,266,568
Marathon Oil Corp.
    0.900%, 11/01/15....................................     17,119  17,156,919
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15....................................        852     918,632
    2.300%, 04/01/17....................................      9,080   9,319,476
McDonald's Corp.
#   5.350%, 03/01/18....................................      3,992   4,584,656
McKesson Corp.
    1.400%, 03/15/18....................................     10,339  10,175,065
Medtronic, Inc.
    3.000%, 03/15/15....................................      6,500   6,697,359
Merck Sharp & Dohme Corp.
    4.750%, 03/01/15....................................      3,000   3,138,768
MetLife, Inc.
    5.500%, 06/15/14....................................      2,081   2,119,521
    5.000%, 06/15/15....................................      5,000   5,295,530
    6.750%, 06/01/16....................................      3,000   3,394,830
Microsoft Corp.
#   2.500%, 02/08/16....................................     11,000  11,434,258
Molson Coors Brewing Co.
    2.000%, 05/01/17....................................        985     995,212
Monsanto Co.
#   1.850%, 11/15/18....................................     30,125  30,149,672
Morgan Stanley
    4.750%, 03/22/17....................................     25,567  27,983,644
Motorola Solutions, Inc.
    6.000%, 11/15/17....................................      1,000   1,144,044
Municipality Finance P.L.C.
    2.375%, 05/16/16....................................     20,000  20,774,880
    1.125%, 04/17/18....................................     25,000  24,501,050
Murphy Oil Corp.
    2.500%, 12/01/17....................................      4,000   4,100,008
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15....................................      5,400   5,560,105
National Australia Bank, Ltd.
    1.300%, 07/25/16....................................      2,000   2,015,604
National City Corp.
    4.900%, 01/15/15....................................     11,273  11,741,021
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15....................................      3,000   3,089,040
#   2.125%, 06/16/16....................................      6,000   6,203,322
Nestle Holdings, Inc.
    2.125%, 03/12/14....................................      6,500   6,512,350
NetApp, Inc.
#   2.000%, 12/15/17....................................     10,000  10,037,140
Network Rail Infrastructure Finance P.L.C.
    1.250%, 08/31/16....................................      4,600   4,668,218
New Zealand Government Bond
    6.000%, 12/15/17.................................... NZD 50,000  43,450,944

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Newell Rubbermaid, Inc.
    6.250%, 04/15/18....................................... $13,000 $14,889,173
NextEra Energy Capital Holdings, Inc.
    2.600%, 09/01/15.......................................  15,000  15,432,540
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17.......................................   1,425   1,417,331
Nisource Finance Corp.
    6.400%, 03/15/18.......................................   3,000   3,498,795
Noble Holding International, Ltd.
#   2.500%, 03/15/17.......................................  10,875  11,124,298
Nomura Holdings, Inc.
    5.000%, 03/04/15.......................................   3,000   3,127,173
#   2.000%, 09/13/16.......................................   7,380   7,458,501
Nordic Investment Bank
#   0.750%, 01/17/18.......................................  11,000  10,783,916
Novartis Capital Corp.
    2.900%, 04/24/15.......................................   2,200   2,268,970
Nucor Corp.
    5.750%, 12/01/17.......................................   2,400   2,739,072
Occidental Petroleum Corp.
    2.500%, 02/01/16.......................................   5,361   5,556,151
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15.......................................   1,900   1,942,634
    2.000%, 06/03/16.......................................   3,800   3,921,311
    1.125%, 05/29/18.......................................  20,000  19,728,720
Ohio Power Co.
    6.000%, 06/01/16.......................................   2,000   2,231,822
Omnicom Group, Inc.
    5.900%, 04/15/16.......................................   9,875  10,903,965
ONEOK Partners L.P.
#   6.150%, 10/01/16.......................................  11,682  13,122,823
Ontario, Province of Canada
#   4.950%, 11/28/16.......................................  10,000  11,144,040
#   1.200%, 02/14/18.......................................  10,000   9,886,560
Oracle Corp.
#   5.250%, 01/15/16.......................................   4,000   4,355,636
#   1.200%, 10/15/17.......................................   5,100   5,079,891
Orange SA
    4.375%, 07/08/14.......................................   3,350   3,404,451
    2.125%, 09/16/15.......................................   6,505   6,626,949
PACCAR Financial Corp.
    0.750%, 08/14/15.......................................  10,000  10,052,940
    1.600%, 03/15/17.......................................     455     455,968
PepsiCo, Inc.
    3.100%, 01/15/15.......................................     868     890,474
    0.750%, 03/05/15.......................................   1,600   1,606,890
#   5.000%, 06/01/18.......................................   9,367  10,653,127
Petro-Canada
    6.050%, 05/15/18.......................................   6,000   6,972,108
Pfizer, Inc.
    1.500%, 06/15/18.......................................  10,000   9,969,810

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Philip Morris International, Inc.
    6.875%, 03/17/14....................................... $ 3,800 $ 3,829,328
#   1.625%, 03/20/17.......................................   5,000   5,082,015
Plains All American Pipeline L.P. / PAA Finance Corp.......
    6.500%, 05/01/18.......................................   3,142   3,692,538
PNC Funding Corp.
    5.400%, 06/10/14.......................................     500     508,757
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.......................................   3,000   3,144,417
#   3.250%, 12/01/17.......................................   1,725   1,832,109
PPG Industries, Inc.
    1.900%, 01/15/16.......................................   3,845   3,903,156
PPL Energy Supply LLC
    5.400%, 08/15/14.......................................     900     923,175
Praxair, Inc.
    1.250%, 11/07/18.......................................  12,415  12,059,720
Procter & Gamble Co. (The)
    1.800%, 11/15/15.......................................   5,000   5,121,045
Progress Energy, Inc.
    5.625%, 01/15/16.......................................   2,000   2,178,832
Prudential Financial, Inc.
    5.100%, 09/20/14.......................................   2,365   2,435,659
#   3.000%, 05/12/16.......................................   9,000   9,423,261
Quest Diagnostics, Inc.
    5.450%, 11/01/15.......................................   1,000   1,076,119
#   3.200%, 04/01/16.......................................   2,000   2,086,964
Questar Corp.
    2.750%, 02/01/16.......................................   9,390   9,678,048
Qwest Corp.
    7.500%, 10/01/14.......................................   5,458   5,683,284
    6.500%, 06/01/17.......................................   1,000   1,134,258
Raytheon Co.
    6.750%, 03/15/18.......................................   4,097   4,878,814
Republic Services, Inc.
    3.800%, 05/15/18.......................................   5,428   5,826,138
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16.......................................   8,347   8,620,005
#   2.250%, 09/20/16.......................................   8,000   8,222,368
Roper Industries, Inc.
    2.050%, 10/01/18.......................................   1,885   1,858,391
Royal Bank of Canada
    2.300%, 07/20/16.......................................   5,500   5,693,407
#   1.450%, 09/09/16.......................................  10,000  10,130,020
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.......................................  18,000  18,412,812
Ryder System, Inc.
#   2.500%, 03/01/18.......................................   3,495   3,552,021
Safeway, Inc.
#   5.625%, 08/15/14.......................................   1,000   1,022,395
    3.400%, 12/01/16.......................................  10,270  10,763,032

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                      ----------- -----------
Sanofi
    1.250%, 04/10/18................................. $    10,405 $10,232,600
Sempra Energy
    6.500%, 06/01/16.................................      12,867  14,474,088
Shell International Finance BV
    1.125%, 08/21/17.................................       5,000   4,983,645
    2.000%, 11/15/18.................................      20,000  20,217,200
Singapore Government Bond
    0.500%, 04/01/18................................. SGD  10,000   7,675,841
Societe Financement de l'Economie Francaise
    3.375%, 05/05/14.................................       2,000   2,015,804
    2.875%, 09/22/14.................................       3,000   3,049,656
Societe Generale SA
#   2.750%, 10/12/17.................................       8,000   8,249,648
Southern Power Co.
#   4.875%, 07/15/15.................................       2,000   2,116,462
Southwest Airlines Co.
    5.250%, 10/01/14.................................       3,000   3,086,046
Spectra Energy Capital LLC
    5.668%, 08/15/14.................................       1,500   1,540,493
Starbucks Corp.
#   0.875%, 12/05/16.................................       1,700   1,696,374
    2.000%, 12/05/18.................................      16,533  16,591,395
Starwood Hotels & Resorts Worldwide, Inc.
    6.750%, 05/15/18.................................       5,135   6,009,968
State Street Corp.
    4.300%, 05/30/14.................................       5,500   5,569,734
    2.875%, 03/07/16.................................       6,000   6,250,824
Statoil ASA
#   1.200%, 01/17/18.................................       2,354   2,325,067
    1.150%, 05/15/18.................................       3,300   3,232,598
Sumitomo Mitsui Banking Corp.
#   2.450%, 01/10/19.................................      14,400  14,566,046
SunTrust Banks, Inc.
    3.600%, 04/15/16.................................      10,000  10,551,330
Svensk Exportkredit AB
#   2.125%, 07/13/16.................................      10,000  10,346,930
    1.750%, 05/30/17.................................       5,000   5,101,510
Symantec Corp.
#   2.750%, 06/15/17.................................       5,000   5,145,750
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.................................       8,569   8,828,152
Tech Data Corp.
    3.750%, 09/21/17.................................       5,000   5,194,285
Texas Instruments, Inc.
    2.375%, 05/16/16.................................       9,247   9,605,025
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.................................       1,300   1,340,152
#   1.850%, 01/15/18.................................       8,620   8,648,834
Time Warner Cable, Inc.
#   3.500%, 02/01/15.................................       8,000   8,210,608

                                                         FACE
                                                        AMOUNT^
                                                         (000)      VALUE+
                                                      ----------- -----------
Time Warner, Inc.
    5.875%, 11/15/16................................. $    12,484 $14,076,659
TJX Cos., Inc.
    4.200%, 08/15/15.................................       1,575   1,657,350
Toronto-Dominion Bank (The)
    2.375%, 10/19/16.................................       3,000   3,115,422
Total Capital International SA
#   2.125%, 01/10/19.................................         920     931,791
Total Capital SA
    3.125%, 10/02/15.................................       5,000   5,223,990
Toyota Motor Credit Corp.
#   2.800%, 01/11/16.................................      10,500  10,947,184
    2.000%, 09/15/16.................................       5,000   5,150,595
Transatlantic Holdings, Inc.
    5.750%, 12/14/15.................................       1,000   1,085,260
TransCanada PipeLines, Ltd.
    0.875%, 03/02/15.................................       3,900   3,916,856
    3.400%, 06/01/15.................................       6,000   6,220,776
Travelers Cos., Inc. (The)
    5.500%, 12/01/15.................................       8,500   9,256,644
UBS AG
    3.875%, 01/15/15.................................       4,939   5,100,357
    5.875%, 12/20/17.................................       5,200   5,974,940
Unilever Capital Corp.
    2.750%, 02/10/16.................................       9,080   9,466,209
Union Bank NA
    3.000%, 06/06/16.................................      27,905  29,288,697
United Kingdom Gilt
    1.000%, 09/07/17................................. GBP  42,000  68,334,665
    1.250%, 07/22/18................................. GBP  19,000  30,718,712
United Technologies Corp.
#   4.875%, 05/01/15.................................         900     948,432
    1.800%, 06/01/17.................................      12,726  12,999,176
UnitedHealth Group, Inc.
    4.750%, 02/10/14.................................       3,390   3,392,092
    5.000%, 08/15/14.................................       3,400   3,484,181
    6.000%, 06/15/17.................................       2,800   3,215,458
#   1.400%, 10/15/17.................................       6,200   6,202,294
Unum Group
    7.125%, 09/30/16.................................       9,400  10,747,471
US Bancorp
    4.200%, 05/15/14.................................       7,035   7,114,095
    3.150%, 03/04/15.................................       3,000   3,090,465
Valero Energy Corp.
    4.500%, 02/01/15.................................       6,680   6,926,913
    6.125%, 06/15/17.................................       3,504   3,989,931
Verizon Communications, Inc.
    5.550%, 02/15/16.................................       8,000   8,740,472
#   2.000%, 11/01/16.................................      17,405  17,787,736
Viacom, Inc.
    1.250%, 02/27/15.................................       2,300   2,314,531
    6.250%, 04/30/16.................................       5,000   5,563,030
#   2.500%, 12/15/16.................................       8,000   8,307,328

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^
                                                        (000)        VALUE+
                                                     ----------- --------------
Vodafone Group P.L.C.
      2.875%, 03/16/16.............................. $    11,995 $   12,476,671
      5.625%, 02/27/17..............................       5,000      5,643,715
Wal-Mart Stores, Inc.
      2.875%, 04/01/15..............................       5,900      6,075,708
      2.800%, 04/15/16..............................       8,000      8,386,416
#     1.950%, 12/15/18..............................       2,375      2,400,097
Walgreen Co.
      1.000%, 03/13/15..............................      13,838     13,898,666
      1.800%, 09/15/17..............................       9,000      9,088,317
#     5.250%, 01/15/19..............................         480        545,292
Walt Disney Co. (The)
#     1.125%, 02/15/17..............................      16,975     17,053,543
Waste Management, Inc.
      5.000%, 03/15/14..............................         258        259,271
#     2.600%, 09/01/16..............................       6,494      6,741,798
WellPoint, Inc.
      5.875%, 06/15/17..............................       1,636      1,854,190
Wells Fargo & Co.
      1.500%, 07/01/15..............................       7,000      7,095,172
#     2.625%, 12/15/16..............................      10,645     11,125,047
#     2.100%, 05/08/17..............................       7,717      7,930,838
Western Union Co. (The)
      5.930%, 10/01/16..............................       4,238      4,718,835
Westpac Banking Corp.
      3.000%, 12/09/15..............................       6,500      6,792,870
      2.000%, 08/14/17..............................       7,000      7,130,312
Westpac Securities NZ, Ltd.
      3.450%, 07/28/14..............................       1,000      1,015,510
Whirlpool Corp.
      7.750%, 07/15/16..............................       5,000      5,753,580
Williams Partners L.P.
      3.800%, 02/15/15..............................       3,306      3,405,997
Wyndham Worldwide Corp.
      2.500%, 03/01/18..............................      10,390     10,523,626
Xerox Corp.
      4.250%, 02/15/15..............................       9,009      9,320,684
Yum! Brands, Inc.
      6.250%, 04/15/16..............................       9,040     10,003,791
      6.250%, 03/15/18..............................         812        942,240
                                                                 --------------
TOTAL BONDS.........................................              3,329,705,711
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (6.3%)
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $400,873 GNMA 3.50%,
        09/20/42, valued at $360,315 ) to be
        repurchased at $353,251..................... $       353        353,250
(S)@  DFA Short Term Investment Fund................  19,792,567 $  229,000,000
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                229,353,250
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,641,852,801)^^...........................             $3,669,847,210
                                                                 ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Agency Obligations..............   --    $  110,788,249   --    $  110,788,249
 Bonds...........................   --     3,329,705,711   --     3,329,705,711
 Securities Lending Collateral...   --       229,353,250   --       229,353,250
 Forward Currency Contracts**....   --         2,037,840   --         2,037,840
                                    --    --------------   --    --------------
 TOTAL...........................   --    $3,671,885,050   --    $3,671,885,050
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
AGENCY OBLIGATIONS -- (4.6%)
Federal Farm Credit Bank
    4.800%, 02/13/23....................................... $   900 $ 1,016,846
    2.630%, 08/03/26.......................................   9,000   8,022,114
    5.770%, 01/05/27.......................................   3,000   3,631,008
Federal Home Loan Bank
#   3.625%, 06/11/21.......................................   5,000   5,391,660
#   5.250%, 12/09/22.......................................   2,000   2,347,058
    5.375%, 08/15/24.......................................   4,000   4,737,952
    5.750%, 06/12/26.......................................   3,580   4,352,836
Federal Home Loan Mortgage Corporation
#   0.875%, 03/07/18.......................................   8,000   7,853,384
#   2.375%, 01/13/22.......................................  22,000  21,509,246
Federal National Mortgage Association
#   1.875%, 09/18/18.......................................  15,000  15,223,875
Tennessee Valley Authority
#   6.750%, 11/01/25.......................................  10,200  13,288,254
                                                                    -----------
TOTAL AGENCY OBLIGATIONS...................................          87,374,233
                                                                    -----------
BONDS -- (79.3%)
21st Century Fox America Inc.
    4.500%, 02/15/21.......................................   2,800   3,062,578
3M Co.
    2.000%, 06/26/22.......................................   3,000   2,821,710
AbbVie, Inc.
#   2.900%, 11/06/22.......................................   3,000   2,876,295
ACE INA Holdings, Inc.
    5.800%, 03/15/18.......................................     915   1,053,433
#   2.700%, 03/13/23.......................................   8,000   7,516,800
Actavis, Inc.
    3.250%, 10/01/22.......................................   5,100   4,851,273
Aetna, Inc.
    3.950%, 09/01/20.......................................     800     850,329
    2.750%, 11/15/22.......................................   9,000   8,435,196
Aflac, Inc.
#   8.500%, 05/15/19.......................................   4,005   5,187,889
Agilent Technologies, Inc.
    5.000%, 07/15/20.......................................     215     235,382
Allstate Corp. (The)
#   3.150%, 06/15/23.......................................   7,000   6,822,396
Altera Corp.
#   4.100%, 11/15/23.......................................   2,330   2,339,280
Altria Group, Inc.
    4.750%, 05/05/21.......................................   5,731   6,262,894
American Express Co.
    8.125%, 05/20/19.......................................   1,900   2,452,549
American International Group, Inc.
    4.875%, 06/01/22.......................................   3,000   3,268,443
American Water Capital Corp.
    3.850%, 03/01/24.......................................   3,306   3,319,710

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Ameriprise Financial, Inc.
    7.300%, 06/28/19....................................... $   635 $   787,551
Amgen, Inc.
    4.500%, 03/15/20.......................................     720     781,954
Anheuser-Busch InBev Worldwide, Inc.
#   4.375%, 02/15/21.......................................   5,700   6,257,859
    2.500%, 07/15/22.......................................   3,000   2,835,099
Aon Corp.
    5.000%, 09/30/20.......................................   2,500   2,800,745
Aon P.L.C.
#   4.000%, 11/27/23.......................................   6,250   6,329,606
Apache Corp.
    6.900%, 09/15/18.......................................     175     212,745
Apple, Inc.
#   2.400%, 05/03/23.......................................   5,000   4,583,815
Arrow Electronics, Inc.
    6.875%, 06/01/18.......................................   3,000   3,451,797
Associates Corp. of North America
    6.950%, 11/01/18.......................................     190     228,291
Assurant, Inc.
#   4.000%, 03/15/23.......................................   5,000   4,962,350
AT&T, Inc.
#   5.800%, 02/15/19.......................................   3,690   4,295,721
    3.875%, 08/15/21.......................................   1,800   1,850,393
#   3.000%, 02/15/22.......................................   6,100   5,797,794
Australia & New Zealand Banking Group, Ltd.
#   1.450%, 05/15/18.......................................   2,700   2,652,488
#   5.100%, 01/13/20.......................................   1,500   1,693,247
Autodesk, Inc.
#   3.600%, 12/15/22.......................................   2,000   1,932,114
AutoZone, Inc.
    2.875%, 01/15/23.......................................   5,000   4,670,290
Avon Products, Inc.
#   4.200%, 07/15/18.......................................   2,000   2,071,990
Baker Hughes, Inc.
    7.500%, 11/15/18.......................................   1,260   1,563,058
Baltimore Gas & Electric Co.
    2.800%, 08/15/22.......................................   5,029   4,814,639
Bank Nederlandse Gemeenten
    4.375%, 02/16/21.......................................   3,200   3,547,885
Bank of America Corp.
    3.300%, 01/11/23.......................................   7,000   6,721,729
Bank of Montreal
#   2.375%, 01/25/19.......................................   5,000   5,057,075
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19.......................................   2,300   2,657,841
Bank of Nova Scotia
    4.375%, 01/13/21.......................................   5,000   5,510,200
Barclays Bank P.L.C.
    5.125%, 01/08/20.......................................   6,000   6,769,980

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Baxter International, Inc.
    2.400%, 08/15/22....................................... $ 7,140 $ 6,660,935
#   3.200%, 06/15/23.......................................   2,500   2,448,448
BB&T Corp.
    6.850%, 04/30/19.......................................   3,385   4,151,459
Beam, Inc.
#   3.250%, 06/15/23.......................................   5,850   5,679,531
Becton Dickinson and Co.
#   5.000%, 05/15/19.......................................     825     933,692
Berkshire Hathaway Finance Corp.
#   5.400%, 05/15/18.......................................   1,000   1,154,167
#   3.000%, 05/15/22.......................................   5,000   4,945,790
Berkshire Hathaway, Inc.
#   3.750%, 08/15/21.......................................   4,000   4,211,976
#   3.400%, 01/31/22.......................................   5,000   5,126,975
    3.000%, 02/11/23.......................................   7,000   6,768,531
BHP Billiton Finance USA, Ltd.
#   6.500%, 04/01/19.......................................   2,160   2,613,585
#   3.250%, 11/21/21.......................................   1,500   1,528,908
BlackRock, Inc.
    5.000%, 12/10/19.......................................   3,230   3,694,652
    4.250%, 05/24/21.......................................   1,500   1,633,448
BNP Paribas SA
#   3.250%, 03/03/23.......................................   3,000   2,861,046
Boeing Capital Corp.
    4.700%, 10/27/19.......................................     700     794,813
Boeing Co. (The)
    8.750%, 08/15/21.......................................   1,829   2,488,702
Boston Scientific Corp.
    6.000%, 01/15/20.......................................   2,900   3,371,810
BP Capital Markets P.L.C.
#   4.750%, 03/10/19.......................................     530     598,319
    4.500%, 10/01/20.......................................   3,200   3,513,507
    2.500%, 11/06/22.......................................   3,500   3,253,215
Bristol-Myers Squibb Co.
#   2.000%, 08/01/22.......................................   3,070   2,804,620
British Columbia, Province of Canada
    6.500%, 01/15/26.......................................  12,374  15,959,032
Broadcom Corp.
#   2.500%, 08/15/22.......................................  10,900  10,064,602
Brown-Forman Corp.
#   2.250%, 01/15/23.......................................     750     681,266
Buckeye Partners L.P.
    4.150%, 07/01/23.......................................   3,000   2,942,769
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25.......................................   1,340   1,700,672
CA, Inc.
    5.375%, 12/01/19.......................................     900   1,019,962
Cameron International Corp.
    6.375%, 07/15/18.......................................     485     567,104
Campbell Soup Co.
    3.050%, 07/15/17.......................................   1,700   1,784,641

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
#   4.250%, 04/15/21....................................... $ 1,600 $ 1,650,022
Canadian National Railway Co.
#   5.550%, 03/01/19.......................................   1,490   1,738,288
    2.850%, 12/15/21.......................................   2,915   2,888,675
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17.......................................   1,000   1,134,870
#   3.450%, 11/15/21.......................................   5,250   5,292,882
Capital One Financial Corp.
    4.750%, 07/15/21.......................................   6,400   6,951,027
Cardinal Health, Inc.
#   4.625%, 12/15/20.......................................   1,000   1,098,643
    3.200%, 06/15/22.......................................   6,000   5,836,584
Caterpillar, Inc.
#   2.600%, 06/26/22.......................................   5,500   5,258,951
CBS Corp.
#   5.750%, 04/15/20.......................................   2,800   3,186,084
#   3.375%, 03/01/22.......................................   5,000   4,891,015
Cenovus Energy, Inc.
    3.000%, 08/15/22.......................................   3,300   3,139,468
CenterPoint Energy Resources Corp.
    4.500%, 01/15/21.......................................   3,000   3,270,543
CF Industries, Inc.
    3.450%, 06/01/23.......................................   9,260   8,626,885
Charles Schwab Corp. (The)
    4.450%, 07/22/20.......................................   2,750   3,035,081
Chevron Corp.
    1.718%, 06/24/18.......................................  12,500  12,570,550
    2.355%, 12/05/22.......................................  10,000   9,369,220
    3.191%, 06/24/23.......................................   5,000   4,944,490
Chubb Corp. (The)
    5.750%, 05/15/18.......................................   3,990   4,623,169
Church & Dwight Co., Inc.
    2.875%, 10/01/22.......................................   1,600   1,525,904
Cigna Corp.
    5.375%, 03/15/17.......................................     710     790,568
Cisco Systems, Inc.
#   4.450%, 01/15/20.......................................   3,725   4,138,721
Citigroup, Inc.
    8.500%, 05/22/19.......................................     600     772,653
    5.375%, 08/09/20.......................................   1,875   2,126,910
    4.500%, 01/14/22.......................................   2,300   2,441,931
#   3.875%, 10/25/23.......................................   7,000   6,913,431
CNA Financial Corp.
#   5.750%, 08/15/21.......................................   8,082   9,265,019
Coca-Cola Co. (The)
    3.300%, 09/01/21.......................................   2,650   2,743,582
#   3.200%, 11/01/23.......................................   5,000   4,921,835
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20.......................................   2,713   2,795,095
Colgate-Palmolive Co.
    1.950%, 02/01/23.......................................   3,000   2,709,192

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                   ----------- --------------
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22..............................  $    4,620 $    6,482,451
Commonwealth Bank of Australia
    5.000%, 03/19/20..............................       1,225      1,375,051
Computer Sciences Corp.
#   4.450%, 09/15/22..............................       5,000      5,053,510
ConAgra Foods, Inc.
    3.200%, 01/25/23..............................       5,900      5,637,533
ConocoPhillips
#   6.000%, 01/15/20..............................       3,930      4,704,135
ConocoPhillips Co.
#   2.400%, 12/15/22..............................       3,000      2,827,284
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19..............................         225        273,274
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
#   4.500%, 01/11/21..............................       2,000      2,174,104
Corning, Inc.
#   3.700%, 11/15/23..............................       4,235      4,303,294
Costco Wholesale Corp.
#   1.700%, 12/15/19..............................       7,500      7,334,587
CR Bard, Inc.
    4.400%, 01/15/21..............................         800        865,587
Credit Suisse New York AG
#   4.375%, 08/05/20..............................       5,500      5,973,467
CSX Corp.
#   4.250%, 06/01/21..............................       8,000      8,582,296
CVS Caremark Corp.
    6.250%, 06/01/27..............................       4,795      5,817,548
Cytec Industries, Inc.
    3.500%, 04/01/23..............................       6,000      5,727,522
Darden Restaurants, Inc.
#   3.350%, 11/01/22..............................       6,550      5,856,807
Deutsche Bank AG
#   6.000%, 09/01/17..............................       4,165      4,792,574
Deutsche Telekom International Finance BV
    6.750%, 08/20/18..............................       4,085      4,889,639
Devon Energy Corp.
#   3.250%, 05/15/22..............................       4,800      4,667,266
Diageo Capital P.L.C.
    4.828%, 07/15/20..............................       3,600      4,068,079
Diageo Investment Corp.
    2.875%, 05/11/22..............................       1,750      1,706,509
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
    3.800%, 03/15/22..............................       8,900      8,699,367
Dollar General Corp.
    3.250%, 04/15/23..............................       3,563      3,296,730
Dominion Resources, Inc.
    4.450%, 03/15/21..............................       3,900      4,205,323

                                                      FACE
                                                     AMOUNT^
                                                      (000)        VALUE+
                                                   ----------- --------------
Dow Chemical Co. (The)
    3.000%, 11/15/22..............................  $    1,000   $    942,917
Dr Pepper Snapple Group, Inc.
    2.000%, 01/15/20..............................       2,400      2,301,667
DTE Energy Co.
    3.850%, 12/01/23..............................       1,500      1,520,862
Duke Energy Corp.
    5.050%, 09/15/19..............................         250        283,011
Eastman Chemical Co.
    4.500%, 01/15/21..............................       1,983      2,099,335
    3.600%, 08/15/22..............................         950        936,302
eBay, Inc.
#   2.600%, 07/15/22..............................       4,200      3,925,832
Ecolab, Inc.
    4.350%, 12/08/21..............................       6,000      6,410,790
EI du Pont de Nemours & Co.
    4.625%, 01/15/20..............................         900        993,416
Eli Lilly & Co.
    5.500%, 03/15/27..............................       5,000      5,843,230
EMC Corp.
    3.375%, 06/01/23..............................       6,000      5,936,148
Enbridge Energy Partners L.P.
    5.200%, 03/15/20..............................         350        386,483
#   4.200%, 09/15/21..............................       1,917      1,977,520
Enbridge, Inc.
#   4.000%, 10/01/23..............................       6,000      6,062,388
Encana Corp.
    6.500%, 05/15/19..............................       2,250      2,661,543
#   3.900%, 11/15/21..............................       7,700      7,839,763
Energizer Holdings, Inc.
#   4.700%, 05/24/22..............................       8,935      9,213,674
Energy Transfer Partners L.P.
#   3.600%, 02/01/23..............................      11,000     10,415,592
Ensco P.L.C.
    4.700%, 03/15/21..............................       3,800      4,094,808
Enterprise Products Operating LLC
    5.200%, 09/01/20..............................       2,600      2,945,173
EOG Resources, Inc.
    5.625%, 06/01/19..............................       1,000      1,164,446
#   4.100%, 02/01/21..............................       3,850      4,127,912
EQT Corp.
    8.125%, 06/01/19..............................       1,625      1,998,323
European Investment Bank
#   2.875%, 09/15/20..............................       1,000      1,031,564
    4.000%, 02/16/21..............................       1,000      1,096,945
    2.500%, 10/31/22.............................. GBP  10,000     15,869,211
Exelon Generation Co. LLC
#   4.250%, 06/15/22..............................       5,000      4,930,785
Express Scripts Holding Co.
#   3.900%, 02/15/22..............................       5,000      5,149,685
FedEx Corp.
#   2.625%, 08/01/22..............................       6,500      6,108,537

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
Fifth Third Bancorp
#   3.500%, 03/15/22................................... $    7,500 $ 7,505,370
FMC Technologies, Inc.
    3.450%, 10/01/22...................................      8,625   8,286,969
Ford Motor Credit Co. LLC
#   4.375%, 08/06/23...................................     11,000  11,184,580
France Government Bond OAT
    3.000%, 04/25/22................................... EUR 10,000  14,766,911
Freeport-McMoRan Copper & Gold, Inc.
    3.550%, 03/01/22...................................      3,000   2,873,667
General Dynamics Corp.
    2.250%, 11/15/22...................................      7,500   6,915,082
General Electric Capital Corp.
    5.500%, 01/08/20...................................      2,700   3,120,636
General Mills, Inc.
#   3.150%, 12/15/21...................................      3,000   3,026,463
Georgia Power Co.
    4.250%, 12/01/19...................................      3,492   3,856,621
#   2.850%, 05/15/22...................................      2,550   2,467,505
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18...................................      4,975   5,795,377
#   2.800%, 03/18/23...................................      3,500   3,344,565
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20...................................      2,150   2,480,296
    5.250%, 07/27/21...................................      5,500   6,037,570
Google, Inc.
    3.625%, 05/19/21...................................      1,000   1,069,044
Great Plains Energy, Inc.
    4.850%, 06/01/21...................................      2,000   2,152,974
Halliburton Co.
#   5.900%, 09/15/18...................................      1,000   1,171,829
#   6.150%, 09/15/19...................................      2,360   2,825,810
Hartford Financial Services Group, Inc.
#   5.500%, 03/30/20...................................      3,185   3,642,321
    5.125%, 04/15/22...................................      3,000   3,310,941
Hershey Co. (The)
    2.625%, 05/01/23...................................      1,527   1,447,865
Hess Corp.
    8.125%, 02/15/19...................................      3,745   4,699,818
Hewlett-Packard Co.
    5.500%, 03/01/18...................................      1,000   1,135,296
    4.375%, 09/15/21...................................      2,500   2,567,610
Home Depot, Inc. (The)
    4.400%, 04/01/21...................................      6,000   6,622,728
#   2.700%, 04/01/23...................................      2,000   1,890,684
Honeywell International, Inc.
    5.000%, 02/15/19...................................      2,895   3,285,929
Hormel Foods Corp.
    4.125%, 04/15/21...................................      2,310   2,463,181
HSBC Holdings P.L.C.
#   4.000%, 03/30/22...................................      3,000   3,112,086

                                                          FACE
                                                         AMOUNT^
                                                          (000)      VALUE+
                                                        ---------- -----------
Husky Energy, Inc.
    7.250%, 12/15/19................................... $    2,500 $ 3,071,312
Indiana Michigan Power Co.
    7.000%, 03/15/19...................................        235     284,534
Integrys Energy Group, Inc.
    4.170%, 11/01/20...................................      1,000   1,064,474
Intel Corp.
#   3.300%, 10/01/21...................................      7,400   7,535,709
    2.700%, 12/15/22...................................      3,000   2,842,764
Inter-American Development Bank
    7.000%, 06/15/25...................................      6,000   7,931,490
    6.750%, 07/15/27...................................      3,000   4,017,213
International Bank for Reconstruction & Development
    7.625%, 01/19/23...................................      7,700  10,636,195
International Business Machines Corp.
    1.875%, 08/01/22...................................        700     630,582
John Deere Capital Corp.
    2.750%, 03/15/22...................................      5,000   4,857,935
Johnson & Johnson
    2.950%, 09/01/20...................................      3,000   3,114,237
#   3.375%, 12/05/23...................................     10,000  10,231,770
JPMorgan Chase & Co.
    6.300%, 04/23/19...................................      3,500   4,142,442
    4.950%, 03/25/20...................................        630     703,940
    4.350%, 08/15/21...................................      5,200   5,543,626
Juniper Networks, Inc.
    4.600%, 03/15/21...................................      4,000   4,067,924
Kellogg Co.
    3.250%, 05/21/18...................................      2,315   2,432,324
Kerr-McGee Corp.
    6.950%, 07/01/24...................................      4,900   5,906,911
KeyCorp
    5.100%, 03/24/21...................................      7,000   7,833,077
KFW
    4.875%, 06/17/19...................................      1,350   1,557,864
    2.750%, 09/08/20...................................      2,000   2,058,566
    2.625%, 01/25/22...................................      3,000   2,992,095
Kimberly-Clark Corp.
    2.400%, 06/01/23...................................      4,130   3,849,709
Kinder Morgan Energy Partners L.P.
    5.300%, 09/15/20...................................      2,000   2,233,038
    5.800%, 03/01/21...................................        550     623,127
    4.150%, 03/01/22...................................      2,400   2,434,598
Kohl's Corp.
#   3.250%, 02/01/23...................................      2,000   1,874,770
#   4.750%, 12/15/23...................................      3,000   3,112,665
Koninklijke Philips Electronics NV
#   3.750%, 03/15/22...................................      2,322   2,392,526
Kraft Foods Group, Inc.
    3.500%, 06/06/22...................................      6,600   6,614,289

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Laboratory Corp. of America Holdings
    4.000%, 11/01/23........................................ $6,000  $5,961,720
Lincoln National Corp.
    6.250%, 02/15/20........................................    180     212,127
Lloyds TSB Bank P.L.C.
    6.375%, 01/21/21........................................  2,500   3,017,865
Lockheed Martin Corp.
#   4.250%, 11/15/19........................................  2,700   2,949,340
Loews Corp.
#   2.625%, 05/15/23........................................  2,865   2,635,680
Lorillard Tobacco Co.
#   6.875%, 05/01/20........................................  2,000   2,354,176
Lowe's Cos., Inc.
#   3.120%, 04/15/22........................................  2,000   2,009,884
LyondellBasell Industries NV
#   5.750%, 04/15/24........................................  4,000   4,584,888
Macy's Retail Holdings, Inc.
#   3.875%, 01/15/22........................................  4,446   4,536,783
#   2.875%, 02/15/23........................................  3,500   3,254,660
Magellan Midstream Partners L.P.
    4.250%, 02/01/21........................................  3,370   3,603,221
Manitoba, Province of Canada
    2.100%, 09/06/22........................................  3,000   2,799,219
Marathon Oil Corp.
    6.000%, 10/01/17........................................  1,000   1,149,085
    5.900%, 03/15/18........................................    227     261,363
#   2.800%, 11/01/22........................................  6,000   5,660,178
Markel Corp.
    5.350%, 06/01/21........................................  4,200   4,655,095
#   3.625%, 03/30/23........................................  2,000   1,932,566
Marriott International, Inc.
#   3.000%, 03/01/19........................................  2,710   2,774,726
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19........................................    225     295,815
McDonald's Corp.
#   2.625%, 01/15/22........................................  2,900   2,843,865
McKesson Corp.
    7.500%, 02/15/19........................................  1,000   1,231,030
Medtronic, Inc.
    4.450%, 03/15/20........................................  1,840   2,048,555
    3.125%, 03/15/22........................................  3,407   3,408,284
MetLife, Inc.
    7.717%, 02/15/19........................................  5,975   7,480,258
Microsoft Corp.
#   4.200%, 06/01/19........................................  3,225   3,607,082
#   3.000%, 10/01/20........................................  2,000   2,068,164
Mobil Corp.
    8.625%, 08/15/21........................................  2,013   2,784,128
Mondelez International, Inc.
#   4.000%, 02/01/24........................................  5,000   5,068,785
Monsanto Co.
    5.500%, 08/15/25........................................  3,500   4,094,226

                                                              FACE
                                                             AMOUNT^
                                                              (000)    VALUE+
                                                             ------- ----------
Morgan Stanley
    5.500%, 07/28/21........................................ $8,320  $9,389,611
Mosaic Co. (The)
#   4.250%, 11/15/23........................................  3,000   3,007,119
Motorola Solutions, Inc.
    3.750%, 05/15/22........................................  3,000   2,978,898
    3.500%, 03/01/23........................................  5,000   4,720,230
Murphy Oil Corp.
    4.000%, 06/01/22........................................  2,000   1,961,122
National Australia Bank, Ltd.
#   3.000%, 01/20/23........................................  5,000   4,764,790
National Oilwell Varco, Inc.
#   2.600%, 12/01/22........................................  8,500   8,066,763
NetApp, Inc.
    3.250%, 12/15/22........................................  1,700   1,581,542
New Brunswick, Province of Canada
    9.750%, 05/15/20........................................  1,000   1,394,695
Newell Rubbermaid, Inc.
#   4.000%, 06/15/22........................................  4,000   4,066,732
Nisource Finance Corp.
#   6.125%, 03/01/22........................................  6,425   7,382,923
#   3.850%, 02/15/23........................................  1,100   1,091,752
Noble Holding International, Ltd.
#   3.950%, 03/15/22........................................  4,100   4,055,162
Nordstrom, Inc.
#   4.000%, 10/15/21........................................  1,500   1,584,074
Northeast Utilities
    4.500%, 11/15/19........................................  1,900   2,090,112
Northern Trust Corp.
    3.450%, 11/04/20........................................    450     476,042
    3.375%, 08/23/21........................................  4,400   4,571,235
    2.375%, 08/02/22........................................  3,016   2,853,968
Northrop Grumman Corp.
    5.050%, 08/01/19........................................  1,125   1,261,973
    3.500%, 03/15/21........................................  2,256   2,305,986
    3.250%, 08/01/23........................................  4,000   3,835,532
Novartis Capital Corp.
    4.400%, 04/24/20........................................  4,000   4,415,288
Nucor Corp.
#   4.000%, 08/01/23........................................  3,500   3,500,147
Occidental Petroleum Corp.
#   2.700%, 02/15/23........................................  8,650   8,150,748
Ohio Power Co.
#   5.375%, 10/01/21........................................  3,606   4,177,241
Omnicom Group, Inc.
    4.450%, 08/15/20........................................  3,650   3,949,972
ONEOK Partners L.P.
    8.625%, 03/01/19........................................  4,200   5,335,126
Ontario, Province of Canada
#   2.450%, 06/29/22........................................  1,700   1,618,463
Oracle Corp.
    5.000%, 07/08/19........................................  2,100   2,400,059
    2.500%, 10/15/22........................................  3,000   2,815,590

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
Orange SA
    5.375%, 07/08/19....................................... $ 2,350 $ 2,641,191
    4.125%, 09/14/21.......................................   2,900   2,952,183
Pacific Gas & Electric Co.
    3.850%, 11/15/23.......................................   5,000   5,056,975
Packaging Corp. of America
    4.500%, 11/01/23.......................................   6,075   6,269,370
PepsiCo, Inc.
    4.500%, 01/15/20.......................................   1,575   1,757,034
Petro-Canada
    6.050%, 05/15/18.......................................   2,261   2,627,323
Pfizer, Inc.
#   3.000%, 06/15/23.......................................   3,000   2,909,232
Philip Morris International, Inc.
    2.500%, 08/22/22.......................................   1,504   1,399,061
Plains All American Pipeline L.P. / PAA Finance Corp.
    6.500%, 05/01/18.......................................   2,130   2,503,216
    5.000%, 02/01/21.......................................   1,000   1,119,270
    2.850%, 01/31/23.......................................   4,000   3,739,316
PNC Funding Corp.
#   4.375%, 08/11/20.......................................   4,730   5,202,957
PPG Industries, Inc.
    2.700%, 08/15/22.......................................   1,000     934,450
PPL Energy Supply LLC
#   4.600%, 12/15/21.......................................   9,181   9,121,094
Praxair, Inc.
#   4.050%, 03/15/21.......................................   3,800   4,051,347
    2.200%, 08/15/22.......................................   1,250   1,152,090
Precision Castparts Corp.
#   2.500%, 01/15/23.......................................   8,000   7,502,128
Principal Financial Group, Inc.
    8.875%, 05/15/19.......................................     330     425,418
    3.125%, 05/15/23.......................................   4,000   3,784,572
Private Export Funding Corp.
    4.300%, 12/15/21.......................................   1,407   1,565,029
Procter & Gamble Co. (The)
#   2.300%, 02/06/22.......................................   4,000   3,843,724
Progress Energy, Inc.
#   7.050%, 03/15/19.......................................   2,000   2,420,994
Progressive Corp. (The)
    3.750%, 08/23/21.......................................   6,800   7,119,036
Prudential Financial, Inc.
#   5.375%, 06/21/20.......................................   4,170   4,761,198
Quebec, Province of Canada
    2.625%, 02/13/23.......................................   7,000   6,647,543
Quest Diagnostics, Inc.
#   4.700%, 04/01/21.......................................   6,770   7,100,958
Raytheon Co.
    3.125%, 10/15/20.......................................   2,900   2,971,056
#   2.500%, 12/15/22.......................................   2,200   2,059,312
Reinsurance Group of America, Inc.
    5.625%, 03/15/17.......................................     200     221,314

                                                             FACE
                                                            AMOUNT^
                                                             (000)    VALUE+
                                                            ------- -----------
    5.000%, 06/01/21....................................... $ 1,500 $ 1,608,147
    4.700%, 09/15/23.......................................   6,000   6,177,846
Republic Services, Inc.
#   3.550%, 06/01/22.......................................   4,000   3,971,532
Reynolds American, Inc.
#   3.250%, 11/01/22.......................................   6,850   6,464,557
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21.......................................   3,800   4,009,262
Rogers Communications, Inc.
    3.000%, 03/15/23.......................................   2,759   2,610,831
Rowan Cos., Inc.
    7.875%, 08/01/19.......................................     600     729,997
Royal Bank of Canada
#   2.200%, 07/27/18.......................................   5,000   5,074,485
Royal Bank of Scotland P.L.C. (The)
#   6.125%, 01/11/21.......................................   2,000   2,326,328
Ryder System, Inc.
    5.850%, 11/01/16.......................................   1,400   1,550,766
Safeway, Inc.
    5.000%, 08/15/19.......................................   2,025   2,179,420
SCANA Corp.
    6.250%, 04/01/20.......................................   1,750   1,981,023
#   4.125%, 02/01/22.......................................   3,035   3,029,992
Sempra Energy
    9.800%, 02/15/19.......................................     160     213,056
#   4.050%, 12/01/23.......................................   4,345   4,415,480
Shell International Finance BV
#   4.300%, 09/22/19.......................................   1,500   1,673,358
#   4.375%, 03/25/20.......................................   3,000   3,337,749
Southwestern Public Service Co.
    8.750%, 12/01/18.......................................     350     449,293
St Jude Medical, Inc.
#   3.250%, 04/15/23.......................................   5,000   4,848,830
StanCorp Financial Group, Inc.
    5.000%, 08/15/22.......................................   5,000   5,088,450
Starwood Hotels & Resorts Worldwide, Inc.
#   3.125%, 02/15/23.......................................   2,000   1,875,794
State Street Corp.
#   4.375%, 03/07/21.......................................   6,200   6,907,067
Statoil ASA
    2.650%, 01/15/24.......................................  10,860  10,090,754
Sumitomo Mitsui Banking Corp.
    3.950%, 07/19/23.......................................   9,160   9,407,925
Sunoco Logistics Partners Operations L.P.
    4.650%, 02/15/22.......................................   2,895   3,001,061
SunTrust Bank
    2.750%, 05/01/23.......................................   4,900   4,560,499
Talisman Energy, Inc.
    7.750%, 06/01/19.......................................   2,760   3,344,044
Target Corp.
    3.875%, 07/15/20.......................................   2,000   2,146,482

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
#   2.900%, 01/15/22................................... $7,676  $7,489,442
TD Ameritrade Holding Corp.
    5.600%, 12/01/19...................................  2,952   3,432,400
Teck Resources, Ltd.
#   3.750%, 02/01/23...................................  6,600   6,275,141
Texas Instruments, Inc.
    1.650%, 08/03/19...................................  7,500   7,321,230
The Kroger Co.
    3.850%, 08/01/23...................................  4,000   4,006,472
Thermo Fisher Scientific, Inc.
#   4.500%, 03/01/21...................................  4,000   4,313,720
Time Warner Cable, Inc.
#   8.750%, 02/14/19...................................  2,645   3,182,170
Time Warner, Inc.
    4.750%, 03/29/21...................................  2,200   2,416,396
    4.000%, 01/15/22...................................  1,800   1,858,208
TJX Cos., Inc.
#   2.500%, 05/15/23...................................  6,440   5,982,238
Toronto-Dominion Bank (The)
    1.400%, 04/30/18...................................  4,000   3,948,408
Total Capital SA
    4.450%, 06/24/20...................................  3,000   3,326,094
Toyota Motor Credit Corp.
    4.250%, 01/11/21...................................  1,200   1,321,692
    3.300%, 01/12/22...................................  6,165   6,299,305
TransAlta Corp.
    4.500%, 11/15/22...................................  5,000   4,945,000
TransCanada PipeLines, Ltd.
    7.125%, 01/15/19...................................    915   1,119,163
    3.800%, 10/01/20...................................  2,000   2,105,484
    2.500%, 08/01/22...................................  5,112   4,800,689
Travelers Cos., Inc. (The)
    5.800%, 05/15/18...................................    190     220,285
    3.900%, 11/01/20...................................  4,200   4,489,321
Tyson Foods, Inc.
    4.500%, 06/15/22...................................  4,000   4,174,152
UBS AG
    4.875%, 08/04/20...................................  5,928   6,645,952
Unilever Capital Corp.
    4.800%, 02/15/19...................................    825     933,205
    4.250%, 02/10/21...................................  3,500   3,830,620
UnionBanCal Corp.
#   3.500%, 06/18/22...................................  8,550   8,618,161
United Parcel Service, Inc.
#   3.125%, 01/15/21...................................  2,000   2,053,552
United Technologies Corp.
    4.500%, 04/15/20...................................  1,925   2,142,065
UnitedHealth Group, Inc.
#   2.750%, 02/15/23...................................  7,750   7,303,685
Unum Group
    5.625%, 09/15/20...................................  3,500   3,908,793
US Bancorp
    3.000%, 03/15/22...................................  3,000   2,955,387

                                                         FACE
                                                        AMOUNT^
                                                         (000)    VALUE+
                                                        ------- ----------
Valero Energy Corp.
    9.375%, 03/15/19................................... $2,375  $3,124,101
Verizon Communications, Inc.
    8.750%, 11/01/18...................................    367     473,222
    4.600%, 04/01/21...................................  4,050   4,383,129
    5.150%, 09/15/23...................................  1,000   1,088,526
VF Corp.
    3.500%, 09/01/21...................................  2,000   2,045,554
Viacom, Inc.
#   4.500%, 03/01/21...................................  2,900   3,112,280
Vodafone Group P.L.C.
    4.375%, 03/16/21...................................  4,500   4,842,972
#   2.500%, 09/26/22...................................  5,000   4,566,725
Wal-Mart Stores, Inc.
    5.800%, 02/15/18...................................  1,000   1,166,098
#   3.625%, 07/08/20...................................  3,075   3,288,214
    4.250%, 04/15/21...................................  4,000   4,378,316
#   2.550%, 04/11/23...................................  5,000   4,686,135
Walgreen Co.
#   5.250%, 01/15/19...................................  1,320   1,499,554
#   3.100%, 09/15/22...................................  2,124   2,046,002
Walt Disney Co. (The)
    2.550%, 02/15/22...................................  4,000   3,880,932
Waste Management, Inc.
#   4.600%, 03/01/21...................................  2,860   3,121,129
WellPoint, Inc.
#   3.125%, 05/15/22...................................  4,900   4,700,702
Wells Fargo & Co.
    4.600%, 04/01/21...................................  2,100   2,313,515
    3.500%, 03/08/22...................................  9,700   9,823,200
Western Union Co. (The)
    3.650%, 08/22/18...................................  3,000   3,105,312
#   5.253%, 04/01/20...................................  3,568   3,870,006
Westpac Banking Corp.
    4.875%, 11/19/19...................................  2,250   2,527,002
Whirlpool Corp.
    4.700%, 06/01/22...................................  3,000   3,202,110
Williams Partners L.P.
#   4.000%, 11/15/21...................................  3,500   3,546,732
#   3.350%, 08/15/22...................................  1,300   1,233,168
Wisconsin Electric Power Co.
    2.950%, 09/15/21...................................  6,675   6,720,530
Wisconsin Power & Light Co.
    5.000%, 07/15/19...................................    500     567,016
WR Berkley Corp.
#   5.375%, 09/15/20...................................    800     888,227
Wyndham Worldwide Corp.
#   3.900%, 03/01/23...................................  3,027   2,970,332
Xerox Corp.
#   4.500%, 05/15/21...................................  5,000   5,249,855
Yum! Brands, Inc.
    3.750%, 11/01/21...................................  5,830   5,925,466

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                       FACE
                                                      AMOUNT^
                                                       (000)        VALUE+
                                                    ----------- --------------
Zimmer Holdings, Inc.
      4.625%, 11/30/19............................. $     2,500 $    2,782,865
Zoetis, Inc.
#     3.250%, 02/01/23.............................       3,000      2,884,332
                                                                --------------
TOTAL BONDS........................................              1,497,486,882
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (16.1%)
(S)@  DFA Short Term Investment Fund...............  26,188,418    303,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $137,488 GNMA 3.50%,
        09/20/42, valued at $123,578 ) to be
        repurchased at $121,155.................... $       121        121,155
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                303,121,155
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,890,763,614)^^..........................             $1,887,982,270
                                                                ==============

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
Agency Obligations...............   --    $   87,374,233   --    $   87,374,233
Bonds............................   --     1,497,486,882   --     1,497,486,882
Securities Lending Collateral....   --       303,121,155   --       303,121,155
Forward Currency Contracts**.....   --           331,388   --           331,388
                                    --    --------------   --    --------------
TOTAL............................   --    $1,888,313,658   --    $1,888,313,658
                                    ==    ==============   ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                        DFA INVESTMENT GRADE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.7%)
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 92,566,275 $ 977,499,868 Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 52,044,223    648,991,463
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 10,225,910 110,951,121 Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc................  7,044,514     75,164,967
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES
     (Cost $1,826,267,508)...........................             1,812,607,419
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%).................
State Street Institutional Liquid Reserves, 0.060%
  (Cost $5,950,467)..................................  5,950,467      5,950,467
                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,832,217,975)^^.........................            $1,818,557,886
                                                                 ==============

DFA INVESTMENT GRADE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,812,607,419   --      --    $1,812,607,419
Temporary Cash Investments.......      5,950,467   --      --         5,950,467
                                  --------------   --      --    --------------
TOTAL............................ $1,818,557,886   --      --    $1,818,557,886
                                  ==============   ==      ==    ==============

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        FACE
                                                      AMOUNT^^^
                                                        (000)        VALUE+
                                                     ----------- --------------
U.S. TREASURY OBLIGATIONS -- (99.3%)
Treasury Inflation Protected Security
    1.625%, 01/15/18................................ $    94,236 $  103,446,471
    1.375%, 07/15/18................................     171,971    188,738,381
    2.125%, 01/15/19................................     223,423    252,781,731
    1.875%, 07/15/19................................     244,527    275,780,891
    1.375%, 01/15/20................................     135,057    147,760,853
    1.250%, 07/15/20................................     172,929    188,789,443
    1.125%, 01/15/21................................     102,290    109,833,802
    0.625%, 07/15/21................................     146,335    152,245,674
    0.125%, 01/15/22................................      75,177     74,272,407
    0.125%, 07/15/22................................      52,199     51,493,335
    0.125%, 01/15/23................................     169,444    165,075,993
    2.375%, 01/15/25................................      96,450    114,632,511
    2.000%, 01/15/26................................      90,191    103,437,629
    2.375%, 01/15/27................................      83,564     99,689,667
    1.750%, 01/15/28................................      56,408     62,741,049
    3.625%, 04/15/28................................      90,358    123,599,344
    2.500%, 01/15/29................................      66,223     80,792,585
    3.875%, 04/15/29................................      94,209    133,754,796
    3.375%, 04/15/32................................      13,132     18,234,322
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,447,100,884
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional U.S. Government
      Money Market Fund.............................  17,478,069     17,478,069
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,394,837,434)^^...........................             $2,464,578,953
                                                                 ==============

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
U.S. Treasury Obligations....          -- $2,447,100,884   --    $2,447,100,884
Temporary Cash Investments... $17,478,069             --   --        17,478,069
                              ----------- --------------   --    --------------
TOTAL........................ $17,478,069 $2,447,100,884   --    $2,464,578,953
                              =========== ==============   ==    ==============

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
MUNICIPAL BONDS -- (95.5%)
ALABAMA -- (0.4%)
Alabama Water Pollution Control Authority (RB) Series B
     2.000%, 08/15/14.................................... $ 5,255 $ 5,305,448
City of Birmingham (GO) Series A (NATL-RE)
     5.000%, 04/01/16....................................   2,800   3,063,452
                                                                  -----------
TOTAL ALABAMA............................................           8,368,900
                                                                  -----------
ALASKA -- (0.3%)
Alaska Industrial Dev. & Export Authority (RB) Series
  A (GO OF AUTH)
     5.000%, 04/01/14....................................   3,000   3,022,260
City of Anchorage (GO) Series B (NATL-RE)
     5.000%, 12/01/14....................................   3,440   3,576,155
                                                                  -----------
TOTAL ALASKA.............................................           6,598,415
                                                                  -----------
ARIZONA -- (3.0%)
Arizona School Facilities Board (RB)
     5.000%, 01/01/15....................................   1,125   1,174,253
Arizona State Transportation Board (RB)
     5.000%, 07/01/14....................................   4,815   4,910,048
     5.000%, 07/01/17....................................   2,105   2,408,309
     5.000%, 07/01/18....................................   5,050   5,904,157
City of Phoenix (GO) Series A
     5.000%, 07/01/14....................................   7,975   8,132,426
     5.000%, 07/01/15....................................   1,250   1,333,800
City of Scottsdale (GO)
     5.000%, 07/01/14....................................   2,500   2,549,450
Maricopa County Community College District (GO)
     3.000%, 07/01/20....................................   6,505   6,914,360
Phoenix Civic Improvement Corp. (RB) (AMBAC)
     5.000%, 07/01/14....................................   4,000   4,077,800
Pima County (GO)
     3.000%, 07/01/16....................................   1,625   1,715,188
Salt River Project Agricultural Improvement & Power
  District (RB) Series A
     5.000%, 01/01/15....................................   4,430   4,623,502
Salt River Project Agricultural Improvement & Power
  District (RB) Series B
     4.000%, 12/01/14....................................   3,190   3,291,697
     4.000%, 01/01/16....................................   5,000   5,345,300
Town of Gilbert (GO)
     5.000%, 07/01/14....................................   3,600   3,671,064
                                                                  -----------
TOTAL ARIZONA............................................          56,051,354
                                                                  -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
ARKANSAS -- (0.5%)
Arkansas State (GO)
     5.000%, 04/01/19.................................... $ 7,240 $ 8,599,310
                                                                  -----------
COLORADO -- (4.2%)
City & County of Denver (GO) Series A
     5.000%, 08/01/18....................................   6,200   7,265,098
     5.000%, 08/01/20....................................   4,920   5,880,138
City of Aurora (GO)
     5.000%, 12/01/14....................................   4,515   4,694,471
Colorado State Education Loan Program (RN) Series A
     1.250%, 06/27/14....................................  25,000  25,117,000
Denver City & County School District No. 1 (GO) Series
  B (ST AID WITHHLDG)
     4.000%, 12/01/18....................................   1,185   1,332,876
State of Colorado (RN) Series A
     1.500%, 06/27/14....................................  35,000  35,192,850
                                                                  -----------
TOTAL COLORADO...........................................          79,482,433
                                                                  -----------
CONNECTICUT -- (5.0%)
City of Danbury (GO)
     1.500%, 07/25/14....................................  30,000  30,198,900
Connecticut State (GO) Series A
     2.500%, 02/15/14....................................   2,000   2,001,580
     3.250%, 02/15/14....................................   2,800   2,802,884
     5.000%, 10/15/19....................................   5,350   6,355,372
Connecticut State (GO) Series C
     5.000%, 12/01/15....................................   4,000   4,341,360
     5.000%, 06/01/18....................................   9,980  11,650,552
Connecticut State Special Tax Revenue (RB)
     5.000%, 01/01/19....................................  11,000  12,922,360
Hartford County Metropolitan District (BAN)
     1.750%, 03/25/14....................................  20,775  20,825,276
Hartford County Metropolitan District (GO) Series A
     4.000%, 07/15/15....................................   3,900   4,113,642
                                                                  -----------
TOTAL CONNECTICUT........................................          95,211,926
                                                                  -----------
DELAWARE -- (1.2%)
City of Wilmington (GO) Series A
     5.000%, 12/01/14....................................   2,625   2,729,134
Delaware State
     5.000%, 07/01/19....................................   5,000   5,979,950
Delaware State (GO) Series A
     4.000%, 08/01/17....................................   5,100   5,697,771
Delaware Transportation Authority (RB) Series A
     5.000%, 07/01/15....................................   3,480   3,712,812

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
DELAWARE -- (Continued)
     5.000%, 07/01/15.................................... $ 4,270 $ 4,555,663
                                                                  -----------
TOTAL DELAWARE...........................................          22,675,330
                                                                  -----------
DISTRICT OF COLUMBIA -- (2.7%)
District of Columbia (GO)
     2.000%, 09/30/14....................................  50,000  50,615,000
                                                                  -----------
FLORIDA -- (2.3%)
Florida State Board of Education
     5.000%, 06/01/19....................................   9,310  11,107,388
     5.000%, 06/01/19....................................  10,000  11,930,600
Florida State Board of Education (GO) Series B
     5.000%, 06/01/16....................................   2,500   2,771,075
     5.000%, 06/01/17....................................   9,700  11,143,263
Florida State Board of Education (GO) Series C
     5.000%, 06/01/15....................................   6,440   6,842,629
                                                                  -----------
TOTAL FLORIDA............................................          43,794,955
                                                                  -----------
GEORGIA -- (2.6%)
Athens-Clarke County Unified Government Water &
  Sewerage Revenue (RB)
     5.000%, 01/01/17....................................   1,100   1,237,159
City of Albany (GO)
     3.000%, 06/01/17....................................   2,220   2,374,490
De Kalb County School District (GO) (ST AID WITHHLDG)
     4.000%, 11/01/17....................................   8,575   9,573,559
Georgia State (GO) Series D
     5.000%, 02/01/19....................................   7,970   9,466,367
Georgia State (GO) Series E-1
     4.500%, 07/01/19....................................   6,890   8,056,821
Georgia State (GO) Series I
     5.000%, 07/01/19....................................  14,395  17,207,927
Georgia State Road & Tollway Authority (RB) Series A
     5.000%, 06/01/16....................................     255     281,084
     5.000%, 06/01/17....................................   1,000   1,137,060
                                                                  -----------
TOTAL GEORGIA............................................          49,334,467
                                                                  -----------
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series B (FSA)
     5.250%, 07/01/15....................................   4,220   4,515,231
Hawaii State (GO) Series DG (AMBAC)
     5.000%, 07/01/15....................................  15,945  17,002,313
Hawaii State (GO) Series DR
     5.000%, 06/01/19....................................   9,725  11,558,357

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
HAWAII -- (Continued)
Hawaii State (GO) Series DT
     4.000%, 11/01/14.................................... $ 4,950 $ 5,089,937
Hawaii State (GO) Series EE
     5.000%, 11/01/18....................................  11,495  13,547,662
                                                                  -----------
TOTAL HAWAII.............................................          51,713,500
                                                                  -----------
ILLINOIS -- (0.7%)
Central Lake County Joint Action Water Agency (RB)
     4.000%, 05/01/18....................................   6,195   6,871,742
City of Peoria (GO) Series D
     4.000%, 01/01/17....................................   1,620   1,758,818
Du Page Cook & Will Counties Community College
  District No. 502 (GO)
     5.000%, 06/01/16....................................   5,000   5,501,650
                                                                  -----------
TOTAL ILLINOIS...........................................          14,132,210
                                                                  -----------
IOWA -- (0.3%)
State of Iowa (RB) Series A
     5.000%, 06/01/18....................................   4,185   4,866,276
                                                                  -----------
KENTUCKY -- (0.6%)
Kentucky State Asset Liability Commission (RB) Series
  A (AMBAC)
     5.000%, 10/01/16....................................     500     557,590
Louisville & Jefferson County Metropolitan Sewer
  District (RB) Series B
     5.000%, 05/15/15....................................   9,415   9,973,874
                                                                  -----------
TOTAL KENTUCKY...........................................          10,531,464
                                                                  -----------
LOUISIANA -- (0.1%)
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
     5.000%, 03/01/16....................................     930   1,014,342
                                                                  -----------
MARYLAND -- (7.8%)
Baltimore County (BAN)
     1.500%, 02/24/14....................................  40,000  40,033,600
Baltimore County (GO)
     5.000%, 02/01/14....................................   4,750   4,750,000
Cecil County (GO)
     3.000%, 06/01/14....................................   1,110   1,120,223
Maryland State (GO) Series A
     5.000%, 03/01/16....................................   3,900   4,276,662
     5.000%, 08/01/19....................................  20,000  23,908,000
Maryland State (GO) Series B
     5.000%, 08/01/19....................................  11,500  13,747,100
Maryland State (GO) Series C
     5.000%, 03/01/16....................................   1,000   1,096,580

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
MARYLAND -- (Continued)
     5.000%, 11/01/18.................................... $ 6,905 $  8,166,060
Montgomery County (GO) Series A
     5.000%, 11/01/14....................................  10,750   11,134,850
Prince George's County (GO) Series B
     4.000%, 03/01/19....................................   9,575   10,895,488
Prince George's County (GO) Series C
     5.000%, 08/01/18....................................  10,075   11,825,129
University System of Maryland (RB) Series D
     3.000%, 04/01/15....................................   2,200    2,271,060
Washington County Suburban Sanitation District (GO)
     3.000%, 06/01/14....................................  15,000   15,139,050
                                                                  ------------
TOTAL MARYLAND...........................................          148,363,802
                                                                  ------------
MASSACHUSETTS -- (2.3%)
City of Boston (GO) Series A
     5.000%, 04/01/14....................................   4,650    4,686,689
Commonwealth of Massachusetts (GO) Series A
     5.000%, 08/01/14....................................   4,800    4,913,952
Commonwealth of Massachusetts (GO) Series C (GO OF
  CMNWLTH)
     5.500%, 11/01/15....................................   2,200    2,399,056
Commonwealth of Massachusetts (GO) Series C (NATL-RE
  FGIC GO OF CMNWLTH)
     5.500%, 11/01/14....................................   5,000    5,197,850
Commonwealth of Massachusetts (GO) Series D
     5.500%, 11/01/14....................................   4,585    4,766,749
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
     5.250%, 08/01/18....................................  18,000   21,280,320
                                                                  ------------
TOTAL MASSACHUSETTS......................................           43,244,616
                                                                  ------------
MICHIGAN -- (0.3%)
Chippewa Valley Schools (GO)
     5.000%, 05/01/17....................................   1,000    1,134,700
Michigan Finance Authority (RB)
     5.000%, 07/01/16....................................   2,590    2,876,920
     5.000%, 07/01/18....................................   2,250    2,640,105
                                                                  ------------
TOTAL MICHIGAN...........................................            6,651,725
                                                                  ------------
MINNESOTA -- (4.8%)
Chaska Independent School District No. 112 (GO)
  Series A (SD CRED PROG)
     4.000%, 02/01/15....................................   5,740    5,956,513

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
MINNESOTA -- (Continued)
City of Minneapolis (GO)
     3.000%, 12/01/15.................................... $ 8,700 $  9,128,127
     2.000%, 12/01/18....................................   5,085    5,287,179
City of Minneapolis (GO) Series B
     4.000%, 12/01/15....................................   8,830    9,424,877
Minnesota Public Facilities Authority (RB) Series B
     5.000%, 03/01/14....................................   5,800    5,821,866
Minnesota State (GO)
     5.000%, 08/01/14....................................   2,000    2,047,480
Minnesota State (GO) Series A
     5.000%, 08/01/17....................................  13,665   15,732,651
Minnesota State (GO) Series F
     5.000%, 10/01/17....................................  12,000   13,882,560
Minnesota State (GO) Series H
     5.000%, 11/01/14....................................  15,000   15,535,800
     5.000%, 11/01/15....................................   5,000    5,409,050
Washington County (GO) Series A
     5.000%, 02/01/15....................................   3,275    3,426,207
                                                                  ------------
TOTAL MINNESOTA..........................................           91,652,310
                                                                  ------------
MISSISSIPPI -- (0.3%)
Mississippi State (GO) Series A
     5.000%, 10/01/14....................................   4,750    4,900,575
                                                                  ------------
NEBRASKA -- (0.3%)
University of Nebraska Facilities Corp. (RB)
     5.000%, 07/15/16....................................   5,220    5,788,615
                                                                  ------------
NEVADA -- (1.0%)
Clark County (GO)
     5.000%, 11/01/16....................................   7,425    8,263,802
Clark County School District (GO) Series B (AMBAC)
     4.500%, 06/15/17....................................   5,770    6,429,684
Clark County School District (GO) Series C
     5.000%, 06/15/16....................................   1,000    1,100,010
Truckee Meadows Water Authority (RB)
     5.000%, 07/01/15....................................   3,900    4,159,194
                                                                  ------------
TOTAL NEVADA.............................................           19,952,690
                                                                  ------------
NEW HAMPSHIRE -- (0.2%)
City of Dover (GO)
     3.000%, 06/15/16....................................   1,850    1,949,900
     3.000%, 06/15/17....................................   1,000    1,061,150
City of Nashua (GO)
     5.000%, 03/15/17....................................   1,400    1,576,162
                                                                  ------------
TOTAL NEW HAMPSHIRE......................................            4,587,212
                                                                  ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
NEW JERSEY -- (1.4%)
East Windsor Regional School District (GO) (SCH BD RES
  FD)
     3.000%, 03/01/16.................................... $   625 $    650,044
Livingston Township (GO)
     3.000%, 01/15/16....................................   1,335    1,404,300
     3.000%, 01/15/17....................................   1,810    1,910,980
New Jersey State (GO)
     5.000%, 06/01/14....................................   4,600    4,671,070
     5.000%, 08/01/14....................................   4,000    4,094,560
     5.000%, 06/01/18....................................   5,990    6,992,666
New Jersey State (GO) Series H
     5.250%, 07/01/15....................................   3,500    3,744,860
New Jersey State (GO) Series M (AMBAC)
     5.500%, 07/15/14....................................   4,000    4,095,040
                                                                  ------------
TOTAL NEW JERSEY.........................................           27,563,520
                                                                  ------------
NEW YORK -- (9.0%)
City of New York (GO) Series A
     5.000%, 08/01/14....................................   7,865    8,052,108
City of New York (GO) Series A-1
     5.000%, 08/01/14....................................   2,500    2,559,475
City of New York (GO) Series B
     5.000%, 08/01/15....................................  10,000   10,700,800
City of New York (GO) Series C
     5.000%, 08/01/15....................................   2,630    2,814,310
City of New York (GO) Series E
     4.000%, 08/01/14....................................   7,000    7,132,370
City of New York (GO) Series G
     5.000%, 08/01/18....................................   8,000    9,282,800
City of New York (GO) Series H-2
     3.000%, 06/01/16....................................   4,000    4,234,400
City of New York (GO) Series I
     5.000%, 08/01/14....................................   4,000    4,095,160
     4.000%, 08/01/15....................................   4,130    4,358,100
Long Beach City School District (GO) (ST AID WITHHLDG)
     3.000%, 05/01/16....................................   3,740    3,908,562
New York State (GO) Series C
     3.000%, 02/01/14....................................   4,655    4,655,000
     3.000%, 02/01/15....................................   3,010    3,093,828
New York State Dormitory Authority (RB) Series A
     5.000%, 02/15/15....................................   1,025    1,075,266
     5.000%, 03/15/16....................................  20,000   21,949,800
     5.000%, 02/15/18....................................  11,440   13,256,786
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/14....................................   7,500    7,542,000
New York State Urban Development Corp. (RB)
     5.000%, 12/15/17....................................   5,765    6,683,710

                                                           FACE
                                                          AMOUNT
                                                          (000)      VALUE+
                                                          ------- ------------
NEW YORK -- (Continued)
     5.000%, 12/15/18.................................... $   250 $    294,468
New York State Urban Development Corp. (RB) Series A
     5.000%, 03/15/17....................................   2,195    2,492,225
Suffolk County (GO) Series A
     4.000%, 04/01/16....................................   1,035    1,106,550
     3.000%, 05/15/16....................................   3,325    3,488,989
Suffolk County (GO) Series B
     3.000%, 10/15/15....................................   4,290    4,463,316
     3.000%, 10/15/16....................................   2,000    2,111,000
Suffolk County (GO) Series B (AGM)
     5.250%, 05/01/16....................................   3,315    3,644,776
Suffolk County (GO) Series C
     4.000%, 10/15/15....................................   5,890    6,227,085
Town of Hempstead (GO) Series B
     5.000%, 02/01/17....................................   5,165    5,845,437
     5.000%, 02/01/18....................................   9,915   11,516,967
Triborough Bridge & Tunnel Authority (RB) Series B
     4.000%, 11/15/18....................................  11,860   13,385,552
                                                                  ------------
TOTAL NEW YORK...........................................          169,970,840
                                                                  ------------
NORTH CAROLINA -- (3.9%)
City of Charlotte (GO) Series B
     5.000%, 06/01/16....................................   2,335    2,581,856
County of Onslow NC (GO)
     4.000%, 12/01/17....................................     525      586,220
Mecklenburg County (GO) Series B
     2.000%, 03/01/16....................................   5,000    5,173,350
Mecklenburg County (GO) Series C
     5.000%, 02/01/14....................................   5,680    5,680,000
North Carolina State (GO) Series A
     5.500%, 03/01/14....................................   3,000    3,012,480
     5.000%, 03/01/17....................................   9,025   10,246,804
North Carolina State (GO) Series B
     5.000%, 04/01/14....................................   4,550    4,585,900
     5.000%, 04/01/16....................................   7,350    8,086,617
     5.000%, 06/01/18....................................   7,000    8,194,410
North Carolina State (GO) Series E
     5.000%, 05/01/14....................................  15,705   15,890,476
Sanford Enterprise (RB) Series A
     5.000%, 06/01/15....................................   2,540    2,699,156
Wake County (GO) Series B
     5.000%, 05/01/18....................................   4,625    5,395,063
Wake County (GO) Series C
     5.000%, 03/01/15....................................   1,400    1,472,254
                                                                  ------------
TOTAL NORTH CAROLINA.....................................           73,604,586
                                                                  ------------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
OHIO -- (2.6%)
City of Columbus (GO) Series 2
     5.000%, 07/01/14.................................... $ 4,605 $ 4,696,087
Greater Cleveland Regional Transit Authority (GO)
  Series B
     5.000%, 12/01/16....................................   2,725   3,051,046
Mason City School District (GO)
     5.000%, 12/01/15....................................     470     510,199
     5.000%, 12/01/15....................................   1,530   1,660,861
Ohio State (GO)
     5.000%, 05/01/14....................................   5,000   5,058,950
     5.000%, 11/01/15....................................   2,425   2,623,389
Ohio State (GO) Series C
     5.000%, 09/15/14....................................   3,105   3,196,939
     5.000%, 08/01/15....................................   4,000   4,282,800
     5.000%, 08/01/17....................................   2,475   2,842,092
Ohio State (GO) Series D
     5.000%, 09/15/14....................................   3,800   3,912,518
Ohio State University (RB) Series A
     5.000%, 12/01/14....................................   6,760   7,028,710
Ohio State University (RB) Series A (ETM)
     4.000%, 12/01/15....................................      55      58,654
Ohio State University (RB) Series A (UP)
     4.000%, 12/01/15....................................     945   1,008,665
Ohio State Water Development Authority (RB) Series A
     5.000%, 06/01/16....................................   3,080   3,407,897
State of Ohio (RB) Series 1
     3.000%, 12/15/14....................................   6,000   6,146,040
                                                                  -----------
TOTAL OHIO...............................................          49,484,847
                                                                  -----------
OKLAHOMA -- (2.0%)
City of Tulsa (GO)
     4.000%, 05/01/14....................................   1,830   1,847,147
Cleveland County Independent School District No. 29
  (GO)
     1.500%, 03/01/16....................................   4,415   4,508,642
     1.500%, 03/01/17....................................   1,465   1,498,299
Oklahoma State (GO)
     3.000%, 07/15/14....................................  18,640  18,876,728
Oklahoma State Turnpike Authority (RB) Series A
     5.000%, 01/01/15....................................   1,320   1,377,169
Payne County Independent School District No. 16
  Stillwater (GO)
     1.500%, 06/01/17....................................   3,355   3,431,830
Tulsa County Independent School District No. 3 (GO)
     2.000%, 04/01/15....................................   2,425   2,473,379

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
OKLAHOMA -- (Continued)
     2.000%, 04/01/16.................................... $ 4,300 $ 4,442,803
                                                                  -----------
TOTAL OKLAHOMA                                                     38,455,997
                                                                  -----------
OREGON -- (1.0%)
City of Portland (GO) Series A
     4.000%, 06/01/15....................................   2,000   2,099,480
Jackson County School District No. 5 (GO) (NATL-RE
  FGIC SCH BD GTY)
     5.000%, 06/15/15....................................   1,965   2,092,862
Multnomah County (GO)
     5.000%, 10/01/14....................................   5,490   5,664,747
Portland Community College District (GO)
     5.000%, 06/15/14....................................   7,410   7,540,194
Washington County School District No. 15 Forest Grove
  (GO) (AGM SCH BD GTY)
     5.250%, 06/15/15....................................   1,555   1,653,742
                                                                  -----------
TOTAL OREGON.............................................          19,051,025
                                                                  -----------
PENNSYLVANIA -- (4.6%)
Commonwealth of Pennsylvania (GO)
     5.000%, 11/15/18....................................  10,645  12,550,242
     5.000%, 10/15/19....................................   2,250   2,680,942
Commonwealth of Pennsylvania (GO) Second Series
     5.500%, 06/01/14....................................   8,000   8,139,120
Commonwealth of Pennsylvania (GO) Series 1
     5.000%, 04/01/17....................................   8,000   9,087,840
Commonwealth of Pennsylvania (GO) Series A
     5.000%, 02/15/14....................................   9,000   9,014,490
     5.000%, 02/15/16....................................   7,420   8,118,148
     5.000%, 05/01/16....................................   2,025   2,234,324
Conestoga Valley School District (GO) (ST AID WITHHLDG)
     4.000%, 01/15/17....................................   2,680   2,924,148
Pennsylvania Economic Dev. Financing Authority (RB)
  Series A
     5.000%, 07/01/17....................................  14,555  16,694,585
     5.000%, 07/01/19....................................   9,400  11,204,330
Tredyffrin Easttown School District (GO) (ST AID
  WITHHLDG)
     5.000%, 02/15/15....................................   2,535   2,660,939

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
PENNSYLVANIA -- (Continued)
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
     5.000%, 09/15/15.................................... $ 1,850 $ 1,991,192
                                                                  -----------
TOTAL PENNSYLVANIA.......................................          87,300,300
                                                                  -----------
RHODE ISLAND -- (0.4%)
Rhode Island State & Providence Plantations (GO) (AGM)
     5.000%, 02/15/15....................................   2,130   2,234,924
Rhode Island State & Providence Plantations (GO) (AGM)
  (ETM)
     5.000%, 02/15/15....................................   1,255   1,316,545
Rhode Island State & Providence Plantations (GO)
  Series A
     4.000%, 08/01/17....................................   2,065   2,290,395
Rhode Island State & Providence Plantations (GO)
  Series E (NATL-RE)
     5.000%, 11/01/15....................................   2,260   2,443,670
                                                                  -----------
TOTAL RHODE ISLAND.......................................           8,285,534
                                                                  -----------
SOUTH CAROLINA -- (2.9%)
Beaufort County School District (GO) Series A (SCSDE)
     5.000%, 03/01/14....................................   5,505   5,525,754
Beaufort County School District (GO) Series B (SCSDE)
     5.000%, 03/01/14....................................   2,795   2,805,537
Beaufort County School District (GO) Series D (SCSDE)
     5.000%, 03/01/17....................................   6,425   7,259,029
Clemson University (RB)
     2.000%, 05/01/16....................................   1,355   1,396,504
Oconee County School District (GO) Series B (SCSDE)
     4.000%, 03/01/14....................................   1,100   1,103,300
Richland County School District No. 2 (GO) Series C
  (SCSDE)
     5.000%, 02/01/16....................................   6,330   6,911,537
South Carolina State (GO) Series A
     4.000%, 06/01/15....................................   6,000   6,300,900
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/16....................................   7,415   8,315,033
     5.000%, 10/01/17....................................   7,445   8,604,187
South Carolina State Public Service Authority (RB)
  Series A (NATL-RE FGIC)
     5.500%, 01/01/15....................................     500     523,680
South Carolina State Public Service Authority (RB)
  Series E
     5.000%, 01/01/15....................................     835     870,771

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
SOUTH CAROLINA -- (Continued)
York County School District No. 3 (GO) Series B (SCSDE)
     5.000%, 03/01/15.................................... $ 4,770 $ 5,015,655
                                                                  -----------
TOTAL SOUTH CAROLINA.....................................          54,631,887
                                                                  -----------
SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No. 49-5 (GO) Series B
     5.000%, 07/01/15....................................   1,500   1,599,465
                                                                  -----------
TENNESSEE -- (1.6%)
City of Kingsport (GO) Series B
     3.000%, 04/01/17....................................   2,005   2,136,348
City of Memphis (GO) Series A
     5.000%, 04/01/17....................................   1,230   1,391,880
Knox County (GO)
     5.500%, 04/01/14....................................   6,300   6,350,715
Shelby County (GO) Series A
     5.000%, 04/01/14....................................   6,680   6,732,572
Shelby County (GO) Series A (ETM)
     5.000%, 04/01/14....................................   1,665   1,677,554
Sumner County (GO)
     5.000%, 06/01/14....................................   8,500   8,633,025
Tennessee State (GO) Series A
     5.000%, 05/01/14....................................   3,000   3,035,430
                                                                  -----------
TOTAL TENNESSEE..........................................          29,957,524
                                                                  -----------
TEXAS -- (11.3%)
Arlington Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/14....................................   5,885   5,894,416
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/14....................................   6,895   7,059,032
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
     5.000%, 02/15/16....................................   6,570   7,186,726
City of Dallas (GO)
     5.000%, 02/15/14....................................   4,585   4,592,336
     5.000%, 02/15/14....................................   8,770   8,784,032
     5.000%, 02/15/15....................................      10      10,490
     5.000%, 02/15/15....................................  11,790  12,374,548
City of Dallas (GO) Series A
     5.000%, 02/15/16....................................      10      10,928
     5.000%, 02/15/16....................................   2,520   2,753,881
City of Dallas (GO) Series C
     5.000%, 02/15/15....................................   2,430   2,550,479
City of Dallas (GO) Series C (ETM)
     5.000%, 02/15/15....................................      10      10,485
City of El Paso (GO)
     3.000%, 08/15/17....................................     500     536,020

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
TEXAS -- (Continued)
City of Frisco (GO) (NATL-RE FGIC)
     5.250%, 02/15/16................................... $ 1,175 $  1,288,211
City of Houston (GO) Series A
     4.000%, 03/01/16...................................   4,500    4,833,000
     5.000%, 03/01/16...................................  17,850   19,538,788
     4.000%, 03/01/18...................................   2,000    2,237,980
City of Houston (RN)
     1.250%, 06/30/14...................................  20,000   20,092,200
City of San Antonio Electric & Gas (RB)
     5.375%, 02/01/15...................................   5,975    6,282,175
City of San Antonio Electric & Gas (RB) Series A
     5.250%, 02/01/14...................................      90       90,000
     5.250%, 02/01/14...................................  13,480   13,480,000
     5.000%, 02/01/15...................................   3,025    3,169,293
     5.000%, 02/01/16...................................   2,875    3,137,919
County of El Paso (GO) (NATL-RE)
     5.000%, 02/15/16...................................   2,490    2,708,896
Dallas Waterworks & Sewer System (RB) (AMBAC)
     5.000%, 10/01/14...................................   9,000    9,285,840
Denton County (GO) Series A
     5.000%, 07/15/15...................................   3,960    4,233,438
Fort Bend Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/15...................................   3,000    3,218,100
Houston Independent School District (GO) Series A-1
     5.000%, 02/15/15...................................   4,000    4,198,720
North Texas Municipal Water District (RB)
     5.000%, 09/01/14...................................   1,155    1,186,959
     5.000%, 06/01/16...................................   2,130    2,348,389
Northwest Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/15...................................   1,000    1,049,680
Nueces County (GO)
     2.000%, 02/15/15...................................   2,375    2,419,365
San Jacinto College District (GO)
     5.000%, 02/15/17...................................   5,000    5,641,400
San Marcos Consolidated Independent School District
  (GO) (PSF-GTD)
(c)  5.250%, 08/01/20...................................
     (Pre-refunded @ $100, 8/1/14)......................   3,195    3,274,587
Socorro Independent School District (GO) (PSF-GTD)
     5.250%, 08/15/14...................................   2,270    2,331,290
Texas Public Finance Authority (RB) Series A
     5.000%, 07/01/15...................................  10,000   10,671,900

                                                          FACE
                                                         AMOUNT
                                                         (000)      VALUE+
                                                         ------- ------------
TEXAS -- (Continued)
     5.000%, 01/01/16................................... $ 3,345 $  3,643,508
Texas State (GO)
     5.000%, 10/01/16...................................   5,000    5,609,750
Texas State Transportation Commission (RB)
     5.000%, 04/01/14...................................   5,870    5,916,314
Texas Tech University (RB) Series 12
     5.000%, 02/15/16...................................   2,095    2,285,415
Travis County (GO)
     4.000%, 03/01/15...................................   5,365    5,581,478
University of Texas (RB) Series A
     5.000%, 07/01/14...................................   5,250    5,353,845
University of Texas (RB) Series F
     5.000%, 08/15/15...................................   2,405    2,579,844
Williamson County (GO) (NATL-RE)
     5.000%, 02/15/14...................................   5,000    5,008,000
                                                                 ------------
TOTAL TEXAS.............................................          214,459,657
                                                                 ------------
UTAH -- (1.2%)
Alpine School District (GO) (SCH BD GTY)
     3.000%, 03/15/16...................................   2,770    2,926,062
Salt Lake City Corp. (GO)
     2.000%, 06/30/14...................................  20,000   20,143,400
                                                                 ------------
TOTAL UTAH..............................................           23,069,462
                                                                 ------------
VIRGINIA -- (1.4%)
City of Norfolk (GO) Series A
     4.000%, 03/01/16...................................   2,000    2,147,560
City of Richmond (GO) Series A (AGM)
     5.000%, 07/15/15...................................   5,040    5,386,450
City of Richmond (GO) Series C (ST AID WITHHLDG)
     5.000%, 07/15/15...................................   5,325    5,691,040
Fairfax County (GO) Series A (ST AID WITHHLDG)
     5.000%, 04/01/14...................................   9,375    9,448,969
     4.000%, 04/01/16...................................   3,065    3,305,694
                                                                 ------------
TOTAL VIRGINIA..........................................           25,979,713
                                                                 ------------
WASHINGTON -- (5.7%)
Central Puget Sound Regional Transit Authority (RB)
  Series P-1
     5.000%, 02/01/18...................................   3,000    3,483,420
City of Seattle (GO)
     5.000%, 05/01/14...................................   8,300    8,398,023
City of Seattle (GO) Series B
     5.000%, 08/01/15...................................   7,385    7,907,120

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WASHINGTON -- (Continued)
City of Seattle Municipal Light & Power Revenue
  (RB) Series A
     5.000%, 02/01/14............................... $     4,760 $    4,760,000
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/19...............................       3,890      4,645,010
King County School District No. 414 Lake
  Washington (GO) (SCH BD GTY)
     4.000%, 12/01/15...............................       2,430      2,590,963
King County Sewer Enterprise (RB)
     4.000%, 01/01/15...............................       6,595      6,823,451
     4.000%, 01/01/16...............................       6,510      6,964,724
Snohomish County Public Utility District No. 1
  (RB)
     5.000%, 12/01/15...............................       5,000      5,412,350
     5.000%, 12/01/18...............................       2,390      2,793,456
Washington State
     5.000%, 07/01/18...............................       7,065      8,276,647
Washington State (GO)
     5.000%, 07/01/17...............................       3,775      4,329,925
Washington State (GO) (AGM)
     5.000%, 07/01/14...............................       5,145      5,246,768
Washington State (GO) Series 2010C
     5.000%, 01/01/15...............................       6,100      6,367,058
Washington State (GO) Series A
     5.000%, 01/01/16...............................       2,000      2,178,080
     5.000%, 08/01/18...............................       2,735      3,208,784
Washington State (GO) Series C
     5.000%, 02/01/14...............................       6,895      6,895,000
Washington State (GO) Series R-2010A
     5.000%, 01/01/15...............................      10,960     11,439,829
     5.000%, 01/01/17...............................       1,215      1,371,759
Washington State (GO) Series R-2011C
     4.000%, 07/01/15...............................       4,000      4,212,080
                                                                 --------------
TOTAL WASHINGTON....................................                107,304,447
                                                                 --------------
WISCONSIN -- (2.8%)
State of Wisconsin (GO) Series 1
     5.000%, 05/01/19...............................       2,000      2,371,320
Wisconsin State (GO) Series 1 (AMBAC)
     5.000%, 05/01/15...............................      18,510     19,606,347
     5.000%, 05/01/16...............................      14,075     15,516,562
Wisconsin State (GO) Series 2
     5.000%, 11/01/19...............................       4,000      4,771,840
Wisconsin State (GO) Series A
     4.000%, 05/01/16...............................       5,090      5,498,014

                                                        FACE
                                                       AMOUNT
                                                       (000)         VALUE+
                                                     ----------- --------------
WISCONSIN -- (Continued)
     5.000%, 05/01/16............................... $     4,780 $    5,269,568
                                                                 --------------
TOTAL WISCONSIN.....................................                 53,033,651
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              1,811,883,882
                                                                 --------------

                                                       SHARES
                                                     -----------

TEMPORARY CASH INVESTMENTS -- (4.5%)
     JPMorgan Tax Free Money Market Fund............  85,251,092     85,251,092
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,882,071,063)^^...........................             $1,897,134,974
                                                                 ==============

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENTS IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $1,811,883,882   --    $1,811,883,882
Temporary Cash Investments... $85,251,092             --   --        85,251,092
                              ----------- --------------   --    --------------
TOTAL........................ $85,251,092 $1,811,883,882   --    $1,897,134,974
                              =========== ==============   ==    ==============

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MUNICIPAL BONDS -- (97.9%)
ALASKA -- (0.1%)
Borough of North Slope (GO) Series A
     4.000%, 06/30/18.................................... $  400 $  446,612
                                                                 ----------
ARIZONA -- (0.4%)
City of Phoenix (GO) Series A
     5.000%, 07/01/15....................................    400    426,816
City of Scottsdale (GO)
     5.000%, 07/01/15....................................    500    533,595
Pima County (GO)
     3.000%, 07/01/16....................................    450    474,975
                                                                 ----------
TOTAL ARIZONA............................................         1,435,386
                                                                 ----------
ARKANSAS -- (1.0%)
Arkansas State (GO)
     5.000%, 04/01/18....................................  2,500  2,912,675
Springdale School District No. 50 (GO) Series A (ST
  AID WITHHLDG)
     4.000%, 06/01/16....................................    400    431,508
                                                                 ----------
TOTAL ARKANSAS...........................................         3,344,183
                                                                 ----------
CALIFORNIA -- (0.1%)
Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/15....................................    250    266,725
                                                                 ----------
COLORADO -- (1.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST
  AID WITHHLDG)
     5.000%, 12/01/21....................................    425    503,697
Arapahoe County School District No. 5 (GO) (ST AID
  WITHHLDG)
     3.000%, 12/15/16....................................    750    800,543
Boulder County (RB)
     5.000%, 07/15/18....................................    540    626,767
City & County of Denver (GO) Series A
     5.000%, 08/01/19....................................  2,085  2,479,023
Denver City & County School District No. 1 (GO) Series
  C (ST AID WITHHLDG)
     3.000%, 12/01/23....................................  1,540  1,542,572
                                                                 ----------
TOTAL COLORADO...........................................         5,952,602
                                                                 ----------
CONNECTICUT -- (2.2%)
City of Middletown (GO)
     4.000%, 04/01/22....................................  1,350  1,482,840
Connecticut State (GO) Series E
     5.000%, 08/15/19....................................  2,775  3,289,984

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CONNECTICUT -- (Continued)
Connecticut State (ST) Revenue Series A (AMBAC)
     4.000%, 08/01/16.................................... $  300 $  326,328
Town of Trumbull (GO) Series A
     3.000%, 09/01/15....................................  1,630  1,700,546
     3.000%, 09/01/16....................................    450    476,456
                                                                 ----------
TOTAL CONNECTICUT........................................         7,276,154
                                                                 ----------
DELAWARE -- (0.7%)
Delaware State (GO) Series A
     5.000%, 08/01/23....................................  2,000  2,423,800
                                                                 ----------
FLORIDA -- (1.8%)
City of Jacksonville (RB)
     5.000%, 10/01/18....................................    315    367,791
City of Tallahassee Energy System (RB)
     5.000%, 10/01/20....................................    250    294,637
Florida State Board of Education
     5.000%, 06/01/19....................................    610    727,767
Florida State Board of Education (GO) Series A
     5.000%, 06/01/17....................................    150    172,319
Florida State Board of Education (GO) Series B
     5.000%, 06/01/17....................................    300    344,637
     5.000%, 06/01/20....................................    800    956,536
Florida State Board of Education (GO) Series D
     5.000%, 06/01/22....................................  1,000  1,193,380
Pasco County Water & Sewer (RB) Series A
     4.000%, 10/01/17....................................    320    354,371
Tampa Bay Water Supply (RB)
     5.000%, 10/01/19....................................    450    535,086
Tampa Bay Water Supply (RB) Series A
     5.000%, 10/01/16....................................  1,000  1,118,270
                                                                 ----------
TOTAL FLORIDA............................................         6,064,794
                                                                 ----------
GEORGIA -- (1.5%)
DeKalb County Water & Sewerage Revenue (RB) Series B
     5.250%, 10/01/24....................................  2,830  3,330,599
Georgia State Road & Tollway Authority (RB) Series A
     5.000%, 06/01/16....................................  1,200  1,322,748
Gordon County School District (GO) (ST AID WITHHLDG)
     3.000%, 09/01/17....................................    250    267,047
                                                                 ----------
TOTAL GEORGIA............................................         4,920,394
                                                                 ----------

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
HAWAII -- (2.8%)
City & County of Honolulu (GO) Series B
     5.000%, 08/01/20.................................... $1,470 $ 1,737,114
City & County of Honolulu (GO) Series B (AGM)
     5.250%, 07/01/17....................................    545     628,701
City & County of Honolulu (GO) Series C
     2.000%, 11/01/16....................................  1,230   1,277,724
Hawaii State (GO) Series DO
     5.000%, 08/01/16....................................    100     111,407
Hawaii State (GO) Series EA
     5.000%, 12/01/21....................................    850   1,017,450
Hawaii State (GO) Series EF
     5.000%, 11/01/22....................................  3,755   4,481,179
                                                                 -----------
TOTAL HAWAII.............................................          9,253,575
                                                                 -----------
ILLINOIS -- (0.3%)
Chicago Park District (GO) Series 2008E
     5.000%, 11/15/18....................................    250     285,723
University of Illinois (RB) Series A
     5.000%, 04/01/20....................................    500     575,820
                                                                 -----------
TOTAL ILLINOIS...........................................            861,543
                                                                 -----------
IOWA -- (0.2%)
City of Ankeny (GO) Series D
     4.000%, 06/01/18....................................    700     774,508
                                                                 -----------
KANSAS -- (1.8%)
City of Topeka (GO) Series A
     4.000%, 08/15/15....................................    450     475,502
Johnson County (GO) Series B
     3.000%, 09/01/22....................................  2,260   2,336,072
Johnson County Unified School District No. 232 (GO)
  Series A
     5.000%, 09/01/17....................................    400     456,764
Sedgwick County (GO) Series B
     3.000%, 08/01/17....................................    500     538,310
Sedgwick County Unified School District No. 260 (GO)
     5.000%, 10/01/21....................................  1,325   1,564,573
Wyandotte County Unified Government (GO) Series A
     3.000%, 08/01/18....................................    580     622,073
                                                                 -----------
TOTAL KANSAS.............................................          5,993,294
                                                                 -----------
LOUISIANA -- (3.3%)
Bossier Parish School Board (GO)
     4.000%, 03/01/17....................................  1,020   1,116,247

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
LOUISIANA -- (Continued)
Lafayette Louisiana Public Improvement Sales (RB)
  Series ST-A
     4.000%, 03/01/17.................................... $1,330 $ 1,453,371
Louisiana State (GO) Series C
     5.000%, 07/15/22....................................  6,445   7,697,134
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
     5.000%, 03/01/16....................................    575     627,147
                                                                 -----------
TOTAL LOUISIANA..........................................         10,893,899
                                                                 -----------
MARYLAND -- (4.4%)
City of Baltimore (GO) Series B
     5.000%, 10/15/22....................................  8,060   9,521,923
Maryland State (GO) Series A
     5.000%, 03/01/16....................................  1,000   1,096,580
Prince George's County (GO) Series B
     4.000%, 03/01/22....................................  2,480   2,785,065
Town of Ocean City (GO)
     3.000%, 10/01/18....................................    825     882,354
University System of Maryland (RB) Series D
     3.000%, 04/01/15....................................    135     139,360
                                                                 -----------
TOTAL MARYLAND...........................................         14,425,282
                                                                 -----------
MASSACHUSETTS -- (7.9%)
City of Boston (GO) Series B
     4.000%, 01/01/23....................................  1,795   1,998,122
City of Woburn (GO)
     4.000%, 09/01/22....................................    350     386,578
Commonwealth of Massachusetts (GO) Series B (AGM)
     5.250%, 09/01/24....................................  3,700   4,516,923
Commonwealth of Massachusetts (GO) Series C (AMBAC)
     5.500%, 12/01/23....................................  3,500   4,343,850
Massachusetts Bay Transportation Authority (RB) Series
  B
     5.500%, 07/01/24....................................  3,020   3,767,027
Massachusetts Water Resources Authority (RB) Series A
     5.000%, 08/01/22....................................  3,000   3,578,040
Massachusetts Water Resources Authority (RB) Series J
  (AGM GO OF AUTH)
     5.250%, 08/01/18....................................  2,000   2,364,480
Town of Auburn (GO)
     2.000%, 03/15/19....................................    750     779,655
Town of Lynnfield (GO)
     4.000%, 07/01/16....................................  1,290   1,398,799

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
MASSACHUSETTS -- (Continued)
Town of Nantucket (GO)
     3.000%, 10/01/22.................................... $1,115 $ 1,162,544
Town of Reading (GO)
     5.000%, 02/01/18....................................  1,065   1,230,267
Town of Westwood (GO)
     3.000%, 06/01/16....................................    600     635,448
                                                                 -----------
TOTAL MASSACHUSETTS......................................         26,161,733
                                                                 -----------
MICHIGAN -- (1.3%)
Kentwood Public Schools (GO)
     4.000%, 05/01/22....................................    500     535,865
Michigan Finance Authority (RB)
     5.000%, 07/01/16....................................  2,500   2,776,950
University of Michigan (RB) Series A
     4.000%, 04/01/23....................................  1,000   1,103,090
                                                                 -----------
TOTAL MICHIGAN...........................................          4,415,905
                                                                 -----------
MINNESOTA -- (3.9%)
Lakeville Minnesota Independent School District
  No. 194 (GO) Series D
     5.000%, 02/01/22....................................  4,000   4,694,800
Minnesota State (GO)
     5.000%, 10/01/21....................................  4,660   5,610,966
Rochester Independent School District No. 535 (GO)
  Series A (SD CRED PROG)
     3.000%, 02/01/22....................................  1,240   1,294,709
Stillwater Independent School District No. 834 (GO)
  Series A (SD CRED PROG)
     3.000%, 02/01/16....................................  1,200   1,255,884
                                                                 -----------
TOTAL MINNESOTA..........................................         12,856,359
                                                                 -----------
MISSISSIPPI -- (1.0%)
Mississippi State (GO) Series F
     5.000%, 11/01/21....................................  2,750   3,286,443
                                                                 -----------
MISSOURI -- (0.5%)
City of Kansas City (GO) Series A
     4.000%, 02/01/22....................................  1,150   1,269,830
City of Liberty (GO)
     4.000%, 03/01/16....................................    385     412,166
                                                                 -----------
TOTAL MISSOURI...........................................          1,681,996
                                                                 -----------
NEBRASKA -- (1.0%)
Douglas County School District No. 17 (GO)
     4.000%, 06/15/22....................................  3,000   3,320,850
                                                                 -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEVADA -- (0.9%)
Clark County (RB) (AMBAC)
     5.000%, 07/01/16.................................... $  400 $   439,240
Clark County School District (GO) Series A
     5.000%, 06/15/19....................................  1,500   1,739,235
Clark County School District (GO) Series A (NATL-RE
  FGIC)
     4.500%, 06/15/17....................................    400     445,732
Nevada State (GO) Series D
     5.000%, 06/01/17....................................    425     483,552
                                                                 -----------
TOTAL NEVADA.............................................          3,107,759
                                                                 -----------
NEW HAMPSHIRE -- (0.8%)
City of Dover (GO)
     3.000%, 06/15/19....................................    600     634,740
City of Nashua (GO)
     5.000%, 03/15/17....................................    330     371,524
City of Portsmouth (GO)
     4.000%, 09/15/16....................................  1,395   1,519,978
                                                                 -----------
TOTAL NEW HAMPSHIRE......................................          2,526,242
                                                                 -----------
NEW JERSEY -- (2.1%)
Essex County (GO) Series A
     5.000%, 08/01/20....................................  1,000   1,185,050
New Milford School District (GO) (SCH BD RES FD)
     4.000%, 08/15/16....................................    440     471,609
Princeton Regional School District (GO) (ST AID
  WITHHLDG)
     1.750%, 02/01/22....................................  1,095   1,002,002
South Orange & Maplewood School District (GO) (SCH BD
  RES FD)
     3.000%, 03/01/22....................................    350     353,759
Township of Livingston (GO)
     3.000%, 01/15/21....................................    350     361,315
Township of North Brunswick (GO)
     2.000%, 08/01/18....................................  1,075   1,094,490
Union County (GO) Series B
     3.000%, 03/01/22....................................  2,360   2,437,007
                                                                 -----------
TOTAL NEW JERSEY.........................................          6,905,232
                                                                 -----------
NEW MEXICO -- (0.7%)
Farmington Municipal School District No. 5 (GO) (ST
  AID WITHHLDG)
     4.000%, 09/01/20....................................    945   1,048,544
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
     4.000%, 08/01/19....................................  1,000   1,113,940

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
NEW MEXICO -- (Continued)
     4.000%, 08/01/20.................................... $  125 $   138,536
                                                                 -----------
TOTAL NEW MEXICO.........................................          2,301,020
                                                                 -----------
NEW YORK -- (4.1%)
Albany County (GO) Series B
     4.000%, 11/01/18....................................  2,470   2,773,069
City of New York (GO) Series B
     5.000%, 08/01/19....................................    600     704,718
     5.000%, 08/01/22....................................    600     700,596
City of New York (GO) Series C
     5.250%, 08/01/18....................................    430     503,625
City of New York (GO) Series E
     5.000%, 08/01/23....................................  6,000   6,989,940
City of New York (GO) Series F
     3.000%, 08/01/15....................................    150     156,058
Malverne Union Free School District (GO) (ST AID WITHHLDG)
     2.125%, 08/01/17....................................    605     625,745
New York State Dormitory Authority (RB) Series C
     5.000%, 03/15/19....................................    525     620,466
New York State Urban Development Corp. (RB)
     5.000%, 12/15/18....................................    510     600,714
                                                                 -----------
TOTAL NEW YORK...........................................         13,674,931
                                                                 -----------
NORTH CAROLINA -- (2.8%)
City of High Point (GO)
     5.000%, 03/01/18....................................    700     809,333
Lincoln County (GO) Series A
     2.000%, 06/01/17....................................    500     513,150
North Carolina State (GO) Series D
     4.000%, 06/01/23....................................  6,550   7,304,625
Onslow County (GO)
     5.000%, 04/01/17....................................    600     679,170
                                                                 -----------
TOTAL NORTH CAROLINA.....................................          9,306,278
                                                                 -----------
NORTH DAKOTA -- (0.1%)
North Dakota State Board of Higher Education (RB) Series A
     2.000%, 04/01/16....................................    300     306,252
                                                                 -----------
OHIO -- (2.2%)
City of Columbus (GO) Series 1
     5.000%, 07/01/22....................................  2,500   2,987,850
Oakwood City School District (GO)
     2.000%, 12/01/17....................................    280     290,900
Ohio State (GO) Series A
     5.000%, 09/01/19....................................    550     655,776
     3.000%, 02/01/22....................................    500     520,580
     5.000%, 09/15/22....................................    500     598,860

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
OHIO -- (Continued)
Ohio State (GO) Series B
     5.000%, 08/01/17.................................... $  400 $   459,328
Ohio State (GO) Series C
     5.000%, 09/15/21....................................  1,000   1,199,870
Ohio State Major New Street Infrastructure Project
  (RB) Series 2008-1
     5.500%, 06/15/15....................................    500     535,860
                                                                 -----------
TOTAL OHIO...............................................          7,249,024
                                                                 -----------
OKLAHOMA -- (1.0%)
City of Tulsa (GO)
     5.000%, 12/01/17....................................    400     463,604
Cleveland County Independent School District No. 29 (GO)
     1.500%, 03/01/16....................................  1,250   1,276,512
Tulsa County Independent School District No. 1 (GO)
     2.000%, 09/01/15....................................  1,090   1,118,700
Tulsa County Independent School District No. 3 (GO)
     2.000%, 04/01/16....................................    425     439,114
                                                                 -----------
TOTAL OKLAHOMA...........................................          3,297,930
                                                                 -----------
OREGON -- (1.8%)
City of Portland (GO)
     4.000%, 06/01/20....................................    935   1,033,802
Deschutes County (GO)
     3.000%, 12/01/15....................................    225     234,520
Deschutes County Administrative School District No. 1 (GO)
  (NATL-RE FGIC)
     5.000%, 06/15/16....................................    200     220,500
Lane County School District No. 4J Eugene (GO) Series A (SCH
  BD GTY)
     5.000%, 06/15/23....................................  3,355   3,980,271
Washington County School District No. 1 (GO) (NATL-RE FGIC)
     5.250%, 06/15/17....................................    400     458,480
                                                                 -----------
TOTAL OREGON.............................................          5,927,573
                                                                 -----------
PENNSYLVANIA -- (2.5%)
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
     4.000%, 06/01/16....................................    375     403,815
Monroe County (GO)
     4.000%, 12/15/18....................................    400     442,940
Montgomery County (GO)
     5.000%, 05/01/23....................................  5,255   6,284,717

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
PENNSYLVANIA -- (Continued)
West View Municipal Authority (RB)
     4.000%, 11/15/20.................................... $1,100 $ 1,213,806
                                                                 -----------
TOTAL PENNSYLVANIA.......................................          8,345,278
                                                                 -----------
RHODE ISLAND -- (0.6%)
Rhode Island State & Providence Plantations (GO)
Series A
     5.000%, 08/01/22....................................  1,605   1,870,130
                                                                 -----------
SOUTH CAROLINA -- (4.8%)
Beaufort County (GO) Series C (ST AID WITHHLDG)
     5.000%, 03/01/22....................................  3,485   4,126,623
Berkeley County School District (GO) Series B (SCSDE)
     5.000%, 03/01/22....................................  4,120   4,918,456
Clemson University (RB)
     3.000%, 05/01/21....................................    350     367,437
South Carolina State (GO) Series A (ST AID WITHHLDG)
     5.000%, 10/01/23....................................  5,500   6,657,145
                                                                 -----------
TOTAL SOUTH CAROLINA.....................................         16,069,661
                                                                 -----------
TENNESSEE -- (3.6%)
City of Johnson City (GO)
     2.000%, 06/01/18....................................  1,000   1,035,730
     3.000%, 06/01/19....................................    875     947,021
City of Pigeon Forge (GO)
     4.000%, 06/01/21....................................    670     750,655
Hamilton County (GO)
     3.000%, 03/01/22....................................  4,550   4,745,786
Putnam County (GO)
     4.000%, 04/01/23....................................    750     830,527
Williamson County (GO)
     4.000%, 03/01/18....................................  1,445   1,616,319
Williamson County (GO) Series A
     4.000%, 05/01/22....................................    300     340,722
Wilson County (GO) (NATL-RE)
     5.000%, 04/01/15....................................    450     474,593
Wilson County (GO) Series B
     4.000%, 04/01/20....................................  1,040   1,150,989
                                                                 -----------
TOTAL TENNESSEE..........................................         11,892,342
                                                                 -----------
TEXAS -- (12.3%)
Austin Independent School District (GO) (PSF-GTD)
     5.000%, 08/01/20....................................    350     417,358
City of Copperas Cove (GO)
     4.000%, 08/15/15....................................    750     792,503
City of Denton (GO)
     4.000%, 02/15/22....................................  2,510   2,759,293

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TEXAS -- (Continued)
City of Fort Worth Water & Sewer System (RB)
     5.000%, 02/15/19.................................... $  400 $   470,952
City of Houston (GO) Series A
     5.000%, 03/01/21....................................  3,100   3,670,028
City of Richardson (GO)
     4.250%, 02/15/18....................................    400     450,856
City of San Antonio Electric & Gas (RB) Series D
     5.000%, 02/01/19....................................    400     472,752
City of Southlake (GO)
     3.000%, 02/15/23....................................  1,510   1,549,728
Galveston County (GO)
     5.000%, 02/01/22....................................  1,000   1,169,760
Grayson County (GO)
     5.000%, 01/01/21....................................  1,990   2,327,066
Harris County (GO) Series A
     4.000%, 10/01/18....................................    430     484,976
Harris County Metropolitan Transit Authority (RB)
Series B
     4.000%, 11/01/18....................................    400     446,932
Hays Consolidated Independent School District (GO)
  (PSF-GTD)
     5.000%, 08/15/23....................................    855   1,016,851
Hidalgo County Drain District No. 1 (GO)
     5.000%, 09/01/22....................................  3,610   4,241,533
Houston Community College System (GO)
     5.000%, 02/15/17....................................  1,000   1,129,570
La Porte Independent School District (GO)
     5.000%, 02/15/21....................................  1,700   1,989,068
Mansfield Independent School District (GO)
     5.000%, 02/15/20....................................  1,000   1,167,080
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
     5.000%, 02/15/22....................................    895   1,069,758
Northside Independent School District (GO) (PSF-GTD)
     5.000%, 02/15/23....................................  4,535   5,393,702
Pflugerville Independent School District (GO) (PSF-GTD)
     5.000%, 08/15/16....................................    350     389,795
Texas A&M University (RB) Series B
     5.000%, 05/15/21....................................  4,000   4,802,880
Texas A&M University Fund (RB)
     5.000%, 07/01/23....................................  3,500   4,212,985

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
TEXAS -- (Continued)
Texas Transportation Commission (RB)
     5.250%, 04/01/26.................................... $  300 $   367,974
                                                                 -----------
TOTAL TEXAS..............................................         40,793,400
                                                                 -----------
UTAH -- (0.8%)
Davis County (GO)
     4.000%, 02/01/18....................................    350     385,613
North Davis County Sewer District (RB)
     3.000%, 03/01/21....................................  2,135   2,219,247
                                                                 -----------
TOTAL UTAH...............................................          2,604,860
                                                                 -----------
VIRGINIA -- (2.6%)
City of Newport News (GO) Series A
     2.000%, 07/15/18....................................    515     530,744
Commonwealth of Virginia (GO) Series B
     4.000%, 06/01/23....................................  2,500   2,807,825
Loudoun County (GO) Series A (ST AID WITHHLDG)
     5.000%, 12/01/22....................................  4,000   4,840,000
Virginia State Public School Authority (RB) Series D
  (ST AID WITHHLDG)
     5.250%, 08/01/18....................................    500     586,565
                                                                 -----------
TOTAL VIRGINIA...........................................          8,765,134
                                                                 -----------
WASHINGTON -- (13.9%)
Benton County School District No. 400 Richland (GO)
     5.000%, 12/01/22....................................  4,705   5,549,312
City of Seattle Municipal Light & Power (RB) Series A
     5.000%, 06/01/22....................................    310     365,853
City of Seattle Municipal Light & Power (RB) Series B
     5.000%, 02/01/16....................................    425     463,514
City of Seattle Water System Revenue (RB)
     5.000%, 09/01/22....................................  6,000   7,161,060
Clark County School District No.119 Battleground (GO)
(SCH BD GTY)
     4.000%, 12/01/22....................................  2,320   2,545,736
King County (GO)
     5.000%, 01/01/21....................................    425     501,143
King County School District No. 210 (GO) (SCH BD GTY)
     2.000%, 12/01/18....................................  1,200   1,240,836
King County School District No. 412 (GO) (SCH BD GTY)
     4.000%, 12/01/21....................................  1,000   1,106,700

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ -----------
WASHINGTON -- (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
     5.000%, 12/01/20.................................... $2,880 $ 3,398,170
Snohomish County Public Utility District No. 1 (RB)
     5.000%, 12/01/19....................................  1,655   1,945,452
Snohomish County School District No. 15 Edmonds (GO)
(SCH BD GTY)
     5.000%, 12/01/20....................................  2,555   3,050,466
Spokane County (GO)
     5.000%, 12/01/22....................................  1,025   1,200,152
Spokane County Wastewater System (RB) Series A
     5.000%, 12/01/15....................................    300     325,602
Thurston County School District No. 111 (GO) (SCH BD
GTY)
     5.000%, 12/01/21....................................    425     503,697
University of Washington (RB) Series A
     5.000%, 07/01/22....................................  6,505   7,725,403
Washington State (GO)
     5.000%, 07/01/17....................................    300     344,100
     5.000%, 07/01/23....................................  3,800   4,535,528
Washington State (GO) Series A
     5.000%, 08/01/23....................................    750     895,627
Washington State (GO) Series B-1
     5.000%, 08/01/21....................................  1,300   1,553,032
Washington State (GO) Series D
     5.000%, 02/01/19....................................    400     472,540
Washington State (GO) Series R-2012C
     4.000%, 07/01/21....................................  1,075   1,204,204
                                                                 -----------
TOTAL WASHINGTON.........................................         46,088,127
                                                                 -----------
WISCONSIN -- (2.3%)
Milwaukee County (GO) Series A
     5.000%, 10/01/16....................................    520     578,287
Milwaukee County Metropolitan Sewer District (GO)
Series A
     5.500%, 10/01/15....................................    350     380,338
Sun Prairie Area School District (GO)
     4.000%, 03/01/20....................................    570     619,225
Swallow School District (GO)
     2.000%, 04/01/16....................................    390     399,559

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
WISCONSIN -- (Continued)
Wisconsin State (GO) Series 2
     5.000%, 11/01/20.................................. $    4,600 $  5,501,094
                                                                   ------------
TOTAL WISCONSIN........................................               7,478,503
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             324,565,713
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (2.1%)
     JPMorgan Tax Free Money Market Fund...............  6,945,647    6,945,647
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $332,305,222)^^................................            $331,511,360
                                                                   ============

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $324,565,713   --    $324,565,713
Temporary Cash Investments........ $6,945,647           --   --       6,945,647
                                   ---------- ------------   --    ------------
TOTAL............................. $6,945,647 $324,565,713   --    $331,511,360
                                   ========== ============   ==    ============

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
MUNICIPAL BONDS -- (92.7%)
CALIFORNIA -- (92.7%)
Anaheim Public Financing Authority (RB)
     4.000%, 08/01/14.................................... $   550 $   559,988
Anaheim Union High School District (GO) (AGM)
     5.000%, 08/01/14....................................     800     818,952
Atascadero Unified School District (GO) Series A (AGM)
     3.000%, 08/01/15....................................     315     327,723
Bay Area Toll Authority (RB)
     4.000%, 04/01/18....................................   1,690   1,901,723
Bay Area Toll Authority (RB) Series F
     3.900%, 04/01/14....................................     900     905,436
     5.000%, 04/01/14....................................   1,000   1,007,810
     5.000%, 04/01/15....................................     795     838,638
Berkeley Unified School District (GO)
     3.000%, 08/01/15....................................   1,000   1,040,390
California Educational Facilities Authority (RB)
     5.000%, 10/01/16....................................     700     771,631
California Educational Facilities Authority (RB)
  Series A
     4.000%, 11/01/19....................................     850     947,580
California Educational Facilities Authority (RB)
  Series T-4
     5.000%, 03/15/14....................................   3,890   3,912,017
California State (GO)
     5.000%, 03/01/14....................................   2,925   2,936,056
     5.000%, 03/01/14....................................   2,850   2,860,773
     5.000%, 03/01/14....................................     800     803,024
     5.000%, 04/01/14....................................   2,250   2,267,797
     5.000%, 04/01/14....................................     555     559,390
     5.000%, 05/01/14....................................   5,075   5,135,088
     4.500%, 06/01/14....................................     750     760,605
     5.000%, 06/01/14....................................   3,465   3,519,574
     5.000%, 08/01/14....................................   1,480   1,515,283
     4.000%, 09/01/14....................................     875     894,364
     4.000%, 10/01/14....................................   1,600   1,640,560
     3.000%, 11/01/14....................................     665     679,038
     5.000%, 11/01/14....................................   9,000   9,322,920
     6.000%, 02/01/15....................................     950   1,004,900
     3.000%, 03/01/15....................................     500     515,150
     5.000%, 03/01/15....................................     500     525,860
     5.000%, 03/01/15....................................   3,900   4,101,708
     4.000%, 04/01/15....................................     700     730,849
     5.000%, 04/01/15....................................   1,000   1,055,610
     5.000%, 09/01/15....................................   1,000   1,074,810
     5.000%, 10/01/15....................................   1,000   1,078,600
     5.000%, 10/01/15....................................     500     539,300

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------- -----------
CALIFORNIA -- (Continued)
     3.000%, 11/01/15.................................... $   500 $   523,750
     5.000%, 12/01/15....................................     700     760,144
     5.000%, 02/01/16....................................   1,275   1,391,331
     5.000%, 03/01/16....................................   1,245   1,363,063
     3.000%, 09/01/16....................................   1,500   1,597,305
     5.000%, 09/01/16....................................   2,350   2,622,482
     4.000%, 10/01/16....................................   1,175   1,284,322
     5.000%, 10/01/16....................................   2,795   3,128,723
     5.000%, 10/01/16....................................   2,090   2,339,546
     5.000%, 11/01/16....................................   3,410   3,827,861
     4.000%, 09/01/17....................................     425     474,075
     5.000%, 09/01/17....................................   3,600   4,142,412
     5.000%, 11/01/17....................................     800     924,792
     5.500%, 04/01/18....................................   6,915   8,187,706
     5.000%, 09/01/18....................................     250     292,993
     5.500%, 04/01/19....................................   4,420   5,337,813
     5.000%, 10/01/19....................................   4,415   5,255,086
     5.000%, 11/01/19....................................   2,485   2,961,499
     5.000%, 09/01/21....................................     800     952,984
California State (GO) (AMBAC)
     5.000%, 02/01/14....................................     770     770,000
     6.000%, 04/01/16....................................   1,265   1,416,889
     6.000%, 02/01/17....................................   1,000   1,160,370
California State (GO) (NATL-RE FGIC)
     5.000%, 03/01/14....................................   1,565   1,570,916
California State (GO) (NATL-RE)
     4.000%, 09/01/14....................................   1,000   1,022,130
     4.125%, 06/01/15....................................     200     210,388
     5.000%, 06/01/15....................................     310     329,682
     4.000%, 09/01/15....................................     500     529,565
California State (GO) Series 2
     4.000%, 09/01/15....................................     750     794,348
California State (GO) Series A
     5.000%, 07/01/19....................................   2,500   3,004,475
California State Department of Transportation (RB)
  Series A (NATL-RE FGIC)
     5.000%, 02/01/14....................................  13,835  13,835,000
     5.000%, 02/01/15....................................   3,360   3,518,894
California State Department of Water Resources (RB)
  (NATL-RE)
     5.000%, 12/01/14....................................   1,500   1,559,625
California State Department of Water Resources (RB)
  Series AE
     5.000%, 12/01/14....................................     575     597,856
California State Department of Water Resources (RB)
  Series L
     5.000%, 05/01/14....................................   1,200   1,214,172
     4.000%, 05/01/15....................................   2,790   2,921,465
     5.000%, 05/01/15....................................   4,650   4,926,628
     5.000%, 05/01/16....................................     385     425,071

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
     5.000%, 05/01/17................................... $ 2,510 $ 2,866,320
     5.000%, 05/01/20...................................   1,000   1,199,120
California State Department of Water Resources (RB)
  Series M
     5.000%, 05/01/14...................................     750     758,858
     4.000%, 05/01/15...................................   3,400   3,560,208
     4.000%, 05/01/16...................................   2,250   2,434,027
     5.000%, 05/01/18...................................     500     585,750
     4.000%, 05/01/19...................................     575     656,506
California State Economic Recovery (GO) Series A
     5.250%, 07/01/14...................................      95      96,971
     5.250%, 07/01/14...................................   2,445   2,495,636
California State Economic Recovery (GO) Series A
  (NATL-RE FGIC)
     5.250%, 07/01/14...................................   4,610   4,705,473
California State Public Works Board (RB)
(c)  5.500%, 06/01/23...................................
     (Pre-refunded @ $100, 6/1/14)......................   1,550   1,576,551
California State Public Works Board of Regents
  University California (RB) Series A
     5.000%, 03/01/14...................................     860     863,019
California State Public Works Board of Regents
  University California (RB) Series B (NATL-RE FGIC)
     5.000%, 06/01/17...................................   1,275   1,459,250
California State University (RB) Series A
     5.000%, 11/01/15...................................   5,850   6,327,535
     5.000%, 11/01/16...................................     500     561,855
     5.000%, 11/01/19...................................   3,660   4,381,825
     5.000%, 11/01/19...................................   1,000   1,197,220
Chino Valley Unified School District (GO) Series A
     4.000%, 08/01/17...................................     500     552,395
City & County of San Francisco (GO)
     4.000%, 06/15/14...................................   2,245   2,276,363
     4.000%, 06/15/15...................................   2,000   2,102,960
     5.000%, 06/15/16...................................     515     571,902
     5.000%, 06/15/16...................................     705     782,895
City & County of San Francisco (GO) Series 2008-R1
     5.000%, 06/15/14...................................     500     508,785
City & County of San Francisco (GO) Series A
     5.000%, 06/15/14...................................   6,950   7,072,111
     5.000%, 06/15/15...................................     750     798,803
     5.000%, 06/15/15...................................   2,490   2,652,024
City & County of San Francisco (GO) Series R1
     5.000%, 06/15/16...................................   3,500   3,886,715

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
     5.000%, 06/15/21................................... $   250 $   302,045
City & County of San Francisco Road Repaving & Street
  Safety Services (GO)
     4.000%, 06/15/14...................................   1,100   1,115,367
City of Bakersfield School District (GO) Series A (AGM)
     4.000%, 11/01/14...................................     400     411,308
City of Folsom (GO)
     4.000%, 08/01/14...................................   1,285   1,305,342
City of Long Beach Harbor Revenue (RB) Series B
     5.000%, 05/15/19...................................     815     958,301
City of Los Angeles (GO) Series A
     2.500%, 09/01/14...................................   5,850   5,928,273
     3.000%, 09/01/15...................................   3,000   3,128,880
     3.250%, 09/01/16...................................     500     537,900
City of Los Angeles (GO) Series A (NATL-RE)
     5.250%, 09/01/14...................................   2,000   2,058,200
City of Los Angeles (RB) Series A
     4.000%, 06/01/14...................................     520     526,157
     4.000%, 06/01/15...................................   2,000   2,094,840
City of Los Angeles Wastewater System Revenue (RB)
  Series A
     5.000%, 06/01/15...................................  10,000  10,630,700
City of Oakland (GO)
     5.000%, 01/15/15...................................     500     522,730
City of San Francisco Public Utilities Commission
  Wastewater Revenue (RB) Series A
     3.000%, 10/01/15...................................     275     287,251
City of San Francisco Public Utilities Commission Water
  Revenue (RB)
     5.000%, 11/01/15...................................   1,150   1,243,242
City of San Francisco Public Utilities Commission Water
  Revenue (RB) (ETM)
     5.000%, 11/01/15...................................     425     459,769
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A (ETM)
     5.000%, 11/01/14...................................   1,560   1,614,896
City of San Jose (GO)
     5.000%, 09/01/14...................................     500     513,570
City of Saratoga (GO)
     3.000%, 08/01/16...................................     450     478,139
City of Tulare Sewer Revenue (RB) (AGM)
     3.000%, 11/15/19...................................     200     213,110
City of Vernon (RB) Series A
     5.250%, 08/01/14...................................   1,300   1,327,651

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Coast Community College District (GO) (NATL-RE)
     5.250%, 08/01/14................................... $ 1,000 $ 1,024,960
Colton Joint Unified School District (GO)
     5.000%, 08/01/16...................................   1,000   1,103,030
Colton Joint Unified School District (GO) (AGM)
     4.000%, 08/01/20...................................   1,000   1,108,290
Conejo Valley Unified School District (GO)
     4.000%, 08/01/18...................................     700     781,501
Contra Costa Community College District (GO) (NATL-RE
  FGIC)
     5.000%, 08/01/14...................................   1,985   2,032,124
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
     5.000%, 06/01/15...................................   1,700   1,804,176
Contra Costa Water Authority (RB) Series SER-A
     1.000%, 10/01/15...................................   3,360   3,400,488
Contra Costa Water District (RB) Series B
     4.000%, 10/01/14...................................  10,000  10,250,800
Contra Costa Water District (RB) Series Q
     5.000%, 10/01/18...................................     705     827,684
County of Santa Clara (GO) Series B
     5.000%, 08/01/18...................................   5,000   5,883,000
Cupertino Union School District (GO) Series B
     4.000%, 08/01/15...................................   1,260   1,330,371
Davis Joint Unified School District Community
  Facilities District (ST) (AGM)
     3.000%, 08/15/16...................................     955     998,892
Desert Sands Unified School District (GO)
     4.000%, 08/01/18...................................   1,375   1,540,206
Desert Sands Unified School District (GO) (AGM)
(c)  5.000%, 06/01/21...................................
     (Pre-refunded @ $100, 6/1/14)......................   3,275   3,325,828
(c)  5.000%, 06/01/29...................................
     (Pre-refunded @ $100, 6/1/14)......................     600     609,312
East Bay Regional Park District (GO) Series A
     4.000%, 09/01/21...................................     210     237,012
El Rancho Unified School District (GO) (AGM)
     4.000%, 08/01/20...................................     780     860,987

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
     5.500%, 08/01/14................................... $   550 $   564,377
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
     4.000%, 05/01/16...................................   1,000   1,065,550
Fairfield-Suisun Unified School District Financing
  Corp. (GO)
     2.500%, 08/01/16...................................     750     779,280
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL-RE)
     5.000%, 10/01/16...................................     550     612,728
Fontana Unified School District (GO)
     5.000%, 08/01/18...................................   3,140   3,665,919
     5.000%, 08/01/19...................................   1,285   1,508,539
     4.000%, 08/01/20...................................   3,620   4,009,693
Foothill-De Anza Community College District (GO)
     4.000%, 08/01/19...................................     550     624,987
Fremont Unified School District/Alameda County (GO)
     5.000%, 08/01/18...................................     750     877,050
Fremont Union High School District (GO)
     5.000%, 09/01/15...................................     925     993,903
Fresno Unified School District (GO) Series A
     2.000%, 08/01/14...................................     720     726,401
     4.000%, 08/01/16...................................   1,695   1,830,142
Fresno Unified School District (GO) Series A (AGM)
     4.000%, 08/01/17...................................   1,820   2,004,111
Gilroy Public Facilities Financing Authority (RB)
     4.000%, 11/01/14...................................     400     410,400
Glendale Unified School District (GO)
     4.000%, 09/01/15...................................   1,160   1,228,022
Grossmont Union High School District (GO) (NATL-RE)
     5.000%, 08/01/15...................................   1,160   1,241,293
Hemet Unified School District (GO) Series A (AGM)
     5.750%, 08/01/14...................................     500     512,500
     5.625%, 08/01/15...................................     355     380,301
Huntington Beach Public Financing Authority (RB)
     3.000%, 09/01/16...................................     950     999,115
Kern High School District (GO) Series C (NATL-RE FGIC)
     5.500%, 08/01/14...................................     650     666,367

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Long Beach Unified School District (GO) Series A
     4.000%, 08/01/14................................... $ 2,335 $ 2,378,921
     5.000%, 08/01/14...................................   1,000   1,023,690
Los Altos Elementary School District (GO)
     5.000%, 08/01/19...................................     975   1,160,952
Los Angeles Community College District (GO) Series A
  (AGM)
     5.250%, 08/01/14...................................   4,000   4,099,840
Los Angeles Community College District (GO) Series F-1
     3.250%, 08/01/14...................................   2,300   2,334,937
     3.000%, 08/01/15...................................     500     520,500
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
     5.000%, 08/15/17...................................     975   1,109,491
Los Angeles County Metropolitan Transportation
  Authority (RB)
     5.000%, 07/01/19...................................   4,000   4,793,200
Los Angeles County Metropolitan Transportation
  Authority (RB) (AMBAC)
     5.000%, 07/01/14...................................     500     509,850
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
     4.000%, 07/01/15...................................  11,825  12,445,103
Los Angeles Department of Water & Power (RB) Series A
     5.000%, 07/01/14...................................   4,715   4,808,263
     5.000%, 07/01/16...................................   1,100   1,224,102
     5.000%, 07/01/19...................................   2,990   3,572,542
Los Angeles Municipal Improvement Corp. (RB) Series A
     4.000%, 11/01/14...................................   2,770   2,843,488
     4.000%, 11/01/16...................................   1,795   1,932,515
     5.000%, 03/01/17...................................   4,300   4,769,345
Los Angeles Municipal Improvement Corp. (RB) Series A
  (NATL-RE FGIC)
     4.000%, 01/01/16...................................     400     424,076
Los Angeles Municipal Improvement Corp. (RB) Series C
     3.000%, 03/01/16...................................     750     782,895
Los Angeles Municipal Improvement Corp. (RB) Series E
     5.000%, 09/01/14...................................     690     708,361
Los Angeles Unified School District (GO) (NATL-RE)
     5.750%, 07/01/14...................................   2,230   2,280,710
     5.750%, 07/01/15...................................   1,170   1,260,570

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Los Angeles Unified School District (GO) Series A
     4.000%, 07/01/17................................... $ 5,500 $ 6,133,380
Los Angeles Unified School District (GO) Series A-1
  (FGIC)
     5.500%, 07/01/18...................................   2,745   3,273,440
Los Angeles Unified School District (GO) Series A-2
     5.000%, 07/01/21...................................   1,800   2,154,888
Los Angeles Unified School District (GO) Series E
  (AMBAC)
     5.000%, 07/01/15...................................     875     933,537
Los Angeles Unified School District (GO) Series G
  (AMBAC)
     5.000%, 07/01/16...................................     930   1,033,258
Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/15...................................   1,250   1,333,625
Los Angeles Wastewater System (RB) Series A
     5.000%, 06/01/14...................................   3,300   3,351,645
Madera County Transportation Authority (RB) (AGM)
     3.000%, 03/01/15...................................   1,020   1,041,808
Manhattan Beach Unified School District (GO) Series F
     4.000%, 09/01/21...................................     500     557,285
Manteca Unified School District (GO) (AGM)
(c)  5.250%, 08/01/22...................................
     (Pre-refunded @ $100, 8/1/14)......................     500     512,380
Metropolitan Water District of Southern California (RB)
  Series B-3
     5.000%, 10/01/14...................................   1,050   1,083,348
Metropolitan Water District of Southern California (RB)
  Series C
     4.000%, 10/01/15...................................     900     955,566
Morgan Hill Unified School District (GO) Series A
     2.000%, 08/01/15...................................   1,615   1,656,974
Mount San Antonio Community College District (GO)
  Series C (AGM)
     4.000%, 09/01/14...................................     750     766,463
New Haven Unified School District (GO) (AGM)
     12.000%, 08/01/16..................................   2,480   3,179,534
     12.000%, 08/01/17..................................   1,500   2,073,750
     4.000%, 08/01/19...................................   1,430   1,608,850
Northern California Power Agency (RB) Series A
     5.000%, 07/01/17...................................   1,000   1,143,360

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Oak Park Unified School District (GO) Series A
     4.000%, 08/01/14................................... $   600 $   610,746
Oakland-Alameda County Coliseum Authority (RB) Series A
     3.000%, 02/01/14...................................     925     925,000
     5.000%, 02/01/17...................................   3,700   4,132,419
Orange County (RB) Series A (NATL-RE)
     5.000%, 06/01/15...................................   2,000   2,126,140
Orange County Public Financing Authority (RB) (NATL-RE)
     5.000%, 07/01/16...................................   3,000   3,311,730
Orange County Sanitation District (RB) Series A
     4.000%, 08/01/14...................................   4,410   4,493,393
Oxnard School District (GO) Series B (ASSURED GTY)
     4.000%, 08/01/14...................................     500     508,065
Oxnard Union High School District (GO)
     4.000%, 08/01/14...................................     475     483,864
Palm Springs Financing Authority (RB) Series A
     3.000%, 11/01/15...................................     625     645,500
Palomar Pomerado Health (GO) Series A (AMBAC)
     5.000%, 08/01/15...................................     500     534,265
Pasadena Unified School District (GO)
     5.000%, 05/01/20...................................     550     658,796
Peralta Community College District (GO)
     5.000%, 08/01/17...................................   1,000   1,146,080
     5.000%, 08/01/19...................................   2,220   2,629,213
Peralta Community College District (GO) Series C
     4.000%, 08/01/14...................................     500     509,330
     5.000%, 08/01/15...................................   1,045   1,118,234
Piedmont Unified School District (GO)
     2.000%, 08/01/14...................................     340     343,074
Pleasanton Unified School District (GO) (AGM)
     5.250%, 08/01/16...................................     500     550,675
Poway Unified School District (GO)
     3.250%, 08/01/18...................................   1,350   1,480,518
Rancho Santiago Community College District (GO)
     3.000%, 09/01/15...................................   1,195   1,246,337
Rancho Santiago Community College District (GO) (AGM)
     5.250%, 09/01/16...................................     300     336,456

                                                          FACE
                                                         AMOUNT
                                                         (000)     VALUE+
                                                         ------- -----------
CALIFORNIA -- (Continued)
Riverside County Transportation Commission (RB) Series A
     5.000%, 06/01/18................................... $   500 $   586,705
Riverside Unified School District (GO)
     4.000%, 02/01/14...................................     920     920,000
Sacramento Area Flood Control Agency (SA) Series A
  (NATL-RE FGIC)
     5.000%, 10/01/15...................................     765     824,333
Sacramento County Sanitation District (GO) (AMBAC)
(c)  5.000%, 12/01/35...................................
     (Pre-refunded @ $100, 12/1/14).....................   4,040   4,199,216
Sacramento County Sanitation District (RB) (NATL-RE)
     5.000%, 08/01/14...................................     750     767,768
Sacramento Municipal Utility District (RB) Series U
  (AGM)
     5.000%, 08/15/14...................................   1,000   1,025,520
     5.000%, 08/15/17...................................     620     712,740
San Diego County Regional Transportation Commission
  (RB) Series A
     4.000%, 04/01/18...................................     425     479,171
     5.000%, 04/01/18...................................   1,285   1,501,124
San Diego Public Facilities Financing Authority (RB)
  Series A
     4.500%, 05/15/14...................................   2,560   2,590,848
San Diego Public Facilities Financing Authority (RB)
  Series B
     5.000%, 05/15/14...................................   1,000   1,013,430
     5.000%, 05/15/16...................................   1,550   1,710,750
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
     5.000%, 05/15/18...................................     350     407,358
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
     5.000%, 08/01/16...................................   6,200   6,921,990
San Diego Unified School District (GO)
     2.000%, 07/01/15...................................  12,600  12,907,440
San Diego Unified School District (GO) Series B
     1.000%, 07/01/15...................................   8,000   8,082,960
San Diego Unified School District (GO) Series F (AGM)
(c)  5.000%, 07/01/29...................................
     (Pre-refunded @ $100, 7/1/14)......................   1,555   1,585,369
San Francisco Community College District (GO) Series A
     5.000%, 06/15/16...................................   2,495   2,753,208

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)        VALUE+
                                                        ----------- ------------
CALIFORNIA -- (Continued)
San Francisco Community College District (GO) Series
  A (AGM)
     5.000%, 06/15/15.................................. $     2,265 $  2,406,268
San Francisco Community College District (GO) Series
  B
     5.000%, 06/15/14..................................       1,515    1,540,558
San Francisco Community College District (GO) Series
  C
     3.000%, 06/15/14..................................         930      938,984
     4.000%, 06/15/16..................................         845      912,668
     4.000%, 06/15/18..................................         485      536,861
San Francisco Community College District (GO) Series
  C (AGM)
     5.000%, 06/15/14..................................       1,015    1,032,123
San Francisco Unified School District (GO)
     5.000%, 06/15/16..................................         400      444,196
San Francisco Unified School District (GO) Series C
  (NATL-RE)
     5.000%, 06/15/15..................................       1,400    1,490,902
San Jose Unified School District (GO) (NATL-RE FGIC)
     5.000%, 08/01/14..................................       1,810    1,852,879
San Juan Unified School District (GO) (AGM)
     4.000%, 08/01/14..................................         625      636,756
     4.000%, 08/01/15..................................         600      633,414
San Juan Unified School District (GO) Series A
     1.000%, 08/01/15..................................       5,400    5,460,156
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16..................................         700      743,232
San Leandro Unified School District (GO) Series B
     4.000%, 08/01/21..................................         265      288,217
San Marino Unified School District (GO) Series A
     5.250%, 07/01/14..................................         500      510,355
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21..................................       4,225    4,772,349
Santa Clara County (RAN)
     1.250%, 06/30/14..................................       7,000    7,032,270
Santa Clara Unified School District (GO)
     4.000%, 07/01/15..................................         500      526,365
Santa Clara Valley Transportation Authority (RB)
  Series B
     5.000%, 04/01/18..................................       7,645    8,920,568
Santa Margarita-Dana Point Authority (RB) Series B
  (GO OF DIST)
     4.000%, 08/01/17..................................       1,000    1,102,970

                                                           FACE
                                                          AMOUNT
                                                          (000)        VALUE+
                                                        ----------- ------------
CALIFORNIA -- (Continued)
Solano County Community College District (GO)
  (NATL-RE)
     5.000%, 08/01/15.................................. $     1,115 $  1,193,139
Southern California Public Power Authority (RB)
     4.000%, 07/01/15..................................         675      710,883
     5.000%, 07/01/18..................................       1,135    1,337,700
     5.000%, 07/01/18..................................       1,175    1,384,843
Southwestern Community College District (GO) Series A
     5.500%, 08/01/17..................................         275      316,203
Union Elementary School District (GO) Series A
     3.000%, 09/01/18..................................       1,130    1,222,852
University of California (RB) Series E (NATL-RE)
     5.000%, 05/15/14..................................       3,180    3,223,089
University of California (RB) Series O
     5.000%, 05/15/14..................................       3,275    3,319,376
Vista Unified School District (GO) (AGM)
     4.000%, 08/01/15..................................       1,000    1,055,690
Washington Township Health Care District (GO) Series
  A
     6.500%, 08/01/14..................................         750      773,153
Washington Unified School District-Yolo County (GO)
     4.000%, 08/01/20..................................       1,000    1,094,350
West Contra Costa Unified School District (GO) (AGM)
     5.000%, 08/01/17..................................         650      737,490
Westlands Water District (RB) Series A (AGM)
     4.000%, 09/01/20..................................         750      832,177
Yosemite Community College District (GO)
     1.000%, 08/01/17..................................       1,850    1,867,168
                                                                    ------------
TOTAL MUNICIPAL BONDS..................................              523,543,006
                                                                    ------------

                                                          SHARES
                                                        -----------
COMMERCIAL PAPER -- (3.9%)
     California State University, 0.100%...............   9,000,000    9,000,360
     City & County of San Francisco, 0.100%............  12,980,000   12,980,649
                                                                    ------------
TOTAL COMMERCIAL PAPER.................................               21,981,009
                                                                    ------------
TEMPORARY CASH INVESTMENTS -- (3.4%)
     JPMorgan Tax Free Money Market Fund...............  19,405,459   19,405,459
                                                                    ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


TOTAL INVESTMENTS -- (100.0%)
  (Cost $560,585,185)^^.........................................   $564,929,474
                                                                   ============

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Municipal Bonds..................          -- $523,543,006   --    $523,543,006
Commercial Paper.................          --   21,981,009   --      21,981,009
Temporary Cash Investments....... $19,405,459           --   --      19,405,459
                                  ----------- ------------   --    ------------
TOTAL............................ $19,405,459 $545,524,015   --    $564,929,474
                                  =========== ============   ==    ============

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
MUNICIPAL BONDS -- (97.8%)
CALIFORNIA -- (97.8%)
Albany Unified School District (GO)
     4.000%, 08/01/21.................................... $  240 $  260,347
Alhambra Unified School District (GO) Series A
  (ASSURED GTY)
     5.250%, 08/01/18....................................    375    432,476
Alum Rock Union Elementary School District (GO) Series
  A
     5.000%, 09/01/21....................................    730    836,208
Amador County Unified School District (GO)
     4.000%, 08/01/19....................................    385    418,360
Anaheim Public Financing Authority (RB)
     5.000%, 08/01/17....................................    500    566,015
Antelope Valley Union High School District (GO)
     4.000%, 08/01/21....................................    500    555,260
     5.000%, 08/01/22....................................    350    411,285
Azusa Unified School District (GO)
     5.000%, 07/01/21....................................    425    486,217
Baldwin Park Unified School District (GO) (AGM)
     5.000%, 08/01/17....................................    100    114,571
Bay Area Toll Authority (RB) Series F
     5.000%, 04/01/15....................................    150    158,234
Berryessa Union School District (GO) (AMBAC)
     5.375%, 08/01/18....................................    200    224,904
Beverly Hills Unified School District (GO)
     4.000%, 08/01/16....................................    520    564,554
Buena Park School District (GO) (AGM)
     2.500%, 08/01/21....................................     75     72,404
California Educational Facilities Authority (RB)
     5.000%, 10/01/16....................................    500    551,165
California State (GO)
     5.000%, 09/01/15....................................    100    107,481
     5.000%, 11/01/15....................................    100    108,218
     5.000%, 10/01/16....................................    300    335,820
     5.000%, 11/01/16....................................    150    168,381
     4.250%, 08/01/17....................................    100    112,214
     5.000%, 09/01/18....................................  1,325  1,552,860
     5.000%, 10/01/18....................................    250    293,382
     5.500%, 04/01/19....................................  1,075  1,298,224
     3.125%, 10/01/19....................................    100    108,892
     5.000%, 10/01/19....................................    250    297,570
     4.000%, 11/01/19....................................    135    153,490
     5.000%, 09/01/20....................................    700    833,945
     5.000%, 10/01/20....................................    375    446,831

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
     5.000%, 02/01/21.................................... $  700 $  831,313
     5.000%, 04/01/21....................................    475    564,675
     5.000%, 09/01/21....................................  3,705  4,413,507
     5.000%, 02/01/22....................................  1,875  2,218,500
     5.000%, 04/01/22....................................  1,000  1,183,380
     4.000%, 09/01/22....................................    525    582,850
     5.250%, 09/01/22....................................    750    904,387
     5.250%, 10/01/22....................................  1,310  1,579,729
     5.000%, 02/01/23....................................  1,150  1,354,826
California State (GO) Series B
     5.000%, 09/01/23....................................    250    295,437
California State Department of Water Resources (RB)
  Series L
     5.000%, 05/01/17....................................    450    513,882
     5.000%, 05/01/20....................................  1,000  1,199,120
California State Department of Water Resources (RB)
  Series M
     5.000%, 05/01/16....................................    900    993,672
     4.000%, 05/01/19....................................    455    519,496
California State Economic Recovery (GO) Series A
     5.000%, 07/01/16....................................    280    311,805
     5.000%, 07/01/17....................................    250    288,123
     4.400%, 07/01/18....................................    410    472,804
California State University (RB) Series A
     5.000%, 11/01/15....................................    400    432,652
     5.000%, 11/01/16....................................    530    595,566
     2.500%, 11/01/18....................................  1,500  1,595,265
     5.000%, 11/01/19....................................    450    538,749
California State University (RB) Series C (AGM)
     5.000%, 11/01/22....................................    100    119,166
Campbell Union High School District (GO)
     4.000%, 08/01/17....................................    200    220,304
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
     4.000%, 08/01/22....................................    580    630,889
Chabot-Las Positas Community College District (GO)
     4.000%, 08/01/23....................................  1,970  2,155,475
Chaffey Community College District (GO) Series E
     4.000%, 06/01/22....................................    335    373,602
Chico Unified School District (GO) Series B (AGM)
     4.000%, 08/01/15....................................    100    105,523
Chino Valley Unified School District (GO) Series A
     4.000%, 08/01/21....................................    200    218,088

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Chula Vista Elementary School District (GO)
     5.000%, 08/01/22.................................... $1,835 $2,138,124
City & County of San Francisco (GO)
     4.000%, 06/15/20....................................    800    914,112
City & County of San Francisco (GO) Series R1
     5.000%, 06/15/21....................................    470    567,845
City of El Monte School District (GO) Series A
  (ASSURED GTY)
     5.000%, 08/01/15....................................    175    187,264
City of Long Beach Harbor Revenue (RB) Series B
     5.000%, 05/15/19....................................    250    293,957
City of Los Angeles (GO) Series A
     4.000%, 09/01/18....................................    780    886,197
City of Los Angeles (GO) Series B
     5.000%, 09/01/19....................................    600    719,310
City of Los Angeles (RB) Series A
     4.000%, 06/01/15....................................    275    288,041
City of Riverside Water Revenue (RB) Series A
     5.000%, 10/01/18....................................    300    352,206
City of San Francisco Public Utilities Commission
  Water Revenue (RB) Series A
     5.000%, 11/01/15....................................     40     43,243
     5.000%, 11/01/15....................................    135    146,044
Colton Joint Unified School District (GO)
     5.000%, 08/01/21....................................    900  1,048,122
Colton Joint Unified School District (GO) Series C
  (NATL-RE FGIC)
     5.000%, 02/01/15....................................    140    146,478
Conejo Valley Unified School District (GO)
     2.000%, 08/01/18....................................  2,350  2,419,419
     4.000%, 08/01/18....................................    115    128,389
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
     5.000%, 06/01/15....................................    200    212,256
Contra Costa County Walnut Creek Elementary School
  District (GO)
     1.500%, 09/01/17....................................    500    509,990
Cupertino Union School District (GO) Series A
     4.000%, 08/01/17....................................    275    307,538
Davis Joint Unified School District Community
  Facilities District (ST) (AGM)
     3.000%, 08/15/22....................................  1,000    981,500

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Davis Joint Unified School District Community
  Facilities District No. 2 (ST) (AGM)
     3.000%, 08/15/19.................................... $  500 $  520,710
Dublin Unified School District (GO)
     5.000%, 08/01/23....................................  1,665  1,994,454
East Side Union High School District (GO)
     4.000%, 08/01/21....................................    600    659,400
East Side Union High School District (GO) Series D
     3.000%, 08/01/19....................................    825    877,858
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
     4.000%, 08/01/16....................................    530    564,259
Enterprise Elementary School District (GO)
     4.000%, 09/01/19....................................    500    546,125
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
     5.000%, 08/01/15....................................    450    481,747
     5.000%, 08/01/16....................................    400    437,780
Fallbrook Union Elementary School District (GO) Series
  A
     5.000%, 08/01/20....................................    200    230,554
Folsom Cordova Unified School District School
  Facilities Improvement District No. 4 (GO) Series A
  (NATL- RE)
     5.000%, 10/01/16....................................    500    557,025
Fontana Unified School District (GO)
     5.000%, 08/01/19....................................    600    704,376
     4.000%, 08/01/21....................................  1,585  1,735,115
     4.000%, 08/01/22....................................    875    944,230
Franklin-Mckinley School District (GO) (ASSURED GTY)
     5.000%, 08/01/17....................................    275    310,098
Fullerton Joint Union High School District (GO)
     4.000%, 08/01/16....................................    135    145,174
Grossmont Union High School District (GO) Series A
     5.000%, 08/01/18....................................    200    234,358
Huntington Beach Public Financing Authority (RB)
     4.000%, 09/01/18....................................    200    219,412
Jurupa Unified School District (GO) (AGM)
     4.000%, 08/01/18....................................    235    258,907
     5.000%, 08/01/20....................................    725    840,471
Liberty Union High School District (GO)
     4.000%, 08/01/21....................................    500    539,930

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Lompoc Unified School District (GO) (ASSURED GTY)
     5.250%, 08/01/20.................................... $  540 $  625,288
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
     4.500%, 08/15/18....................................    300    339,816
Los Angeles County Metropolitan Transportation
  Authority (RB)
     5.000%, 07/01/17....................................    525    604,291
Los Angeles County Metropolitan Transportation
  Authority (RB) Series A
     5.000%, 07/01/17....................................    300    339,216
     5.000%, 07/01/18....................................    665    762,941
Los Angeles Municipal Improvement Corp. (RB) Series A
     5.000%, 09/01/16....................................    200    219,460
Los Angeles Municipal Improvement Corp. (RB) Series A
  (ASSURED GTY)
     4.000%, 04/01/15....................................    105    109,303
Los Angeles Municipal Improvement Corp. (RB) Series C
     3.000%, 03/01/16....................................    250    260,965
Los Angeles Unified School District (GO) (NATL-RE)
     5.750%, 07/01/15....................................    125    134,676
Los Angeles Unified School District (GO) Series A
     3.000%, 07/01/19....................................    475    516,757
     5.000%, 07/01/20....................................    150    179,016
     2.000%, 07/01/22....................................    630    606,249
Los Angeles Unified School District (GO) Series D
     4.000%, 07/01/17....................................    200    223,032
Los Angeles Unified School District (GO) Series F
  (FGIC)
     5.000%, 07/01/15....................................    150    160,035
     5.000%, 07/01/16....................................    215    238,818
Los Angeles Unified School District (GO) Series KRY
     5.000%, 07/01/15....................................    250    266,725
     5.000%, 07/01/18....................................    750    878,265
Los Rios Community College District (GO) Series B
     5.000%, 08/01/23....................................    510    595,522
Lynwood Unified School District (GO) (AGM)
     5.000%, 08/01/21....................................    450    517,446
     5.000%, 08/01/22....................................    485    556,436
Manhattan Beach Unified School District (GO) Series C
     3.500%, 09/01/21....................................  1,185  1,279,871

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Manhattan Beach Unified School District (GO) Series E
     3.000%, 09/01/22.................................... $  560 $  577,545
Mendocino-Lake Community College District (GO) Series
  A (NATL-RE)
     5.000%, 08/01/17....................................    100    110,061
Menifee Union School District (GO)
     3.000%, 08/01/23....................................    670    659,648
Merced Union High School District (GO) Series A
  (ASSURED GTY)
     4.000%, 08/01/18....................................    250    276,233
Montebello Unified School District (GO)
     5.000%, 08/01/20....................................    415    482,728
Morongo Unified School District (GO)
     3.000%, 08/01/22....................................    480    477,859
Mount Diablo Unified School District (GO)
     4.000%, 08/01/16....................................    165    178,155
     3.250%, 08/01/19....................................    500    539,090
New Haven Unified School District (GO) (ASSURED GTY)
     5.000%, 08/01/19....................................    150    176,610
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
     4.500%, 08/01/18....................................    500    556,595
Oceanside Unified School District (GO)
     4.000%, 08/01/17....................................    300    328,941
Oceanside Unified School District (GO) Series A
  (ASSURED GTY)
     3.000%, 08/01/16....................................    350    368,494
Orange County Sanitation District (CP) Series B (AGM)
     5.000%, 02/01/15....................................    300    314,496
Oxnard Financing Authority (RB) Series A
     4.000%, 06/01/16....................................    250    266,515
Oxnard Union High School District (GO)
     4.000%, 08/01/21....................................    320    356,528
     4.000%, 08/01/22....................................    500    549,015
Oxnard Union High School District (GO) Series A (AGM)
     4.000%, 08/01/15....................................    245    257,968
Peralta Community College District (GO)
     5.000%, 08/01/17....................................    100    114,608
Peralta Community College District (GO) (AGM)
     5.000%, 08/01/15....................................    200    214,016

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
Placentia-Yorba Linda Unified School District (GO)
  Series A
     5.000%, 08/01/18.................................... $  275 $  321,060
Plumas Unified School District (GO) (AGM)
     5.250%, 08/01/21....................................    800    936,296
Pomona Unified School District (GO) Series C
     4.000%, 08/01/16....................................    250    267,433
Porterville Unified School District Facilities
  Improvement District (GO) Series B (AGM)
     5.000%, 08/01/18....................................    450    502,758
     5.000%, 08/01/19....................................    325    365,011
Poway Unified School District (GO)
     5.000%, 08/01/19....................................    200    237,912
Rancho Santiago Community College District (GO) (AGM)
     5.250%, 09/01/20....................................    500    603,710
Roseville City School District (GO)
     5.000%, 08/01/17....................................    400    457,540
Sacramento Municipal Utility District (RB) Series U
  (AGM)
     5.000%, 08/15/17....................................    125    143,698
Sacramento Unified School District (GO)
     5.000%, 07/01/18....................................    300    347,934
San Bernardino County Flood Control District (RB)
  (AMBAC)
     5.500%, 08/01/15....................................    100    106,588
San Diego County Regional Transportation Commission
  (RB) Series A
     5.000%, 04/01/18....................................  1,365  1,594,579
San Diego County Water Authority (RB) Series A
     4.000%, 05/01/17....................................    450    498,541
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
     5.000%, 05/15/15....................................    250    265,173
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
     5.000%, 08/01/16....................................    400    446,580
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
     3.750%, 08/01/15....................................    250    262,995
San Diego Unified School District (GO) Series C-2 (AGM)
     5.500%, 07/01/21....................................    600    727,308
     5.500%, 07/01/25....................................  2,000  2,421,700

                                                           FACE
                                                          AMOUNT
                                                          (000)    VALUE+
                                                          ------ ----------
CALIFORNIA -- (Continued)
San Francisco Unified School District (GO)
     5.000%, 06/15/16.................................... $  345 $  383,119
San Juan Unified School District (GO)
     5.000%, 08/01/22....................................    800    946,080
San Juan Unified School District (GO) Series B
     3.000%, 08/01/16....................................    260    276,058
San Ramon Valley Unified School District (GO)
     4.000%, 08/01/21....................................  1,500  1,694,325
Santa Ana Unified School District (GO) Series A
     5.000%, 08/01/18....................................    275    313,549
Santa Clara Unified School District (GO)
     5.000%, 07/01/20....................................  1,000  1,197,450
Santa Cruz City High School District (GO)
     4.000%, 08/01/22....................................    715    784,527
Santa Monica Public Financing Authority (RB) Series B
     4.000%, 12/01/19....................................    175    196,495
Saugus Union School District (GO) (NATL-RE FGIC)
     5.250%, 08/01/17....................................    500    576,215
Saugus/Hart School Facilities Financing Authority (RB)
  Series B
     5.000%, 09/01/15....................................    300    321,654
Sequoia Union High School District (GO) Series A
     4.000%, 07/01/16....................................    360    391,356
Southern California Public Power Authority (RB)
     4.000%, 07/01/15....................................    525    552,909
     5.000%, 07/01/18....................................    250    294,647
     4.000%, 07/01/19....................................    400    458,448
Stockton Unified School District (GO) (AGM)
     5.000%, 07/01/20....................................    150    170,166
Temecula Valley Unified School District (GO) (AGM)
     5.000%, 08/01/15....................................    100    106,775
Upland Unified School District (GO)
     1.000%, 08/01/16....................................    900    904,203
Val Verde Unified School District (GO) Series B (AGM)
     3.000%, 08/01/17....................................    200    213,966
Vista Unified School District (GO)
     5.000%, 08/01/22....................................    250    295,650
West Contra Costa Unified School District (GO) (AGM)
     5.000%, 08/01/17....................................    195    221,247

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
CALIFORNIA -- (Continued)
West Contra Costa Unified School District (GO)
  (ASSURED GTY)
     5.000%, 08/01/17.................................. $      175 $    198,555
West Contra Costa Unified School District (GO)
  Series B
     6.000%, 08/01/20..................................      1,065    1,311,366
Western Riverside County Regional Wastewater
  Authority (RB) (ASSURED GTY)
     5.000%, 09/01/19..................................        250      282,733
Wiseburn School District (GO) Series A (NATL-RE)
     5.000%, 08/01/15..................................        400      428,032
Wright Elementary School District (GO) Series A
     3.000%, 08/01/20..................................        165      169,216
Yosemite Union High School District (GO) (AGM)
     4.000%, 08/01/19..................................        395      426,687
Yuba Community College District (GO) Series C
     5.000%, 08/01/17..................................        240      272,482
                                                                   ------------
TOTAL MUNICIPAL BONDS..................................             101,888,070
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (2.2%)
     JPMorgan Tax Free Money Market Fund...............  2,335,179    2,335,179
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $103,946,958)^^................................            $104,223,249
                                                                   ============

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $101,888,070   --    $101,888,070
Temporary Cash Investments........ $2,335,179           --   --       2,335,179
                                   ---------- ------------   --    ------------
TOTAL............................. $2,335,179 $101,888,070   --    $104,223,249
                                   ========== ============   ==    ============

                   DFA SHORT-DURATION REAL RETURN PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ----------- ------------
AFFILIATED INVESTMENT COMPANIES -- (93.6%)
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 13,263,816 $143,912,400 Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 989,423 10,448,308 Investment in DFA One-Year Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................     889,211    9,176,655
                                                                  ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $163,002,109)............................              163,537,363
                                                                  ------------

                                                         FACE
                                                       AMOUNT^^^
                                                         (000)
                                                      -----------
U.S. TREASURY OBLIGATIONS -- (6.4%)
Treasury Inflation Protected Security
    0.125%, 04/15/16................................. $    10,876   11,212,129
                                                                  ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $174,202,566)^^..........................             $174,749,492
                                                                  ============

DFA SHORT-DURATION REAL RETURN PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ------------ -----------  ------- ------------
 Affiliated Investment
   Companies................... $163,537,363          --    --    $163,537,363
 U.S. Treasury Obligations.....           -- $11,212,129    --      11,212,129
 Swap Agreements**.............           --    (650,997)   --        (650,997)
                                ------------ -----------    --    ------------
 TOTAL......................... $163,537,363 $10,561,132    --    $174,098,495
                                ============ ===========    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (75.5%)
Consumer Discretionary -- (11.4%)
*   1-800-Flowers.com, Inc. Class A....................   600  $  3,024
#   Aaron's, Inc....................................... 1,900    51,091
#   Abercrombie & Fitch Co. Class A....................   400    14,152
    Advance Auto Parts, Inc............................   200    22,962
#*  Aeropostale, Inc................................... 1,830    12,901
    AH Belo Corp. Class A..............................   600     4,794
*   Amazon.com, Inc....................................   700   251,083
#*  AMC Networks, Inc. Class A.........................   150     9,666
#*  America's Car-Mart, Inc............................   400    15,420
#*  American Axle & Manufacturing Holdings, Inc........   800    14,896
#   American Eagle Outfitters, Inc..................... 2,800    37,884
#*  ANN, Inc........................................... 1,000    32,340
*   Apollo Education Group, Inc. Class A...............   400    12,916
#*  Asbury Automotive Group, Inc.......................   900    42,318
#*  Ascena Retail Group, Inc........................... 1,500    28,140
#*  Ascent Capital Group, Inc. Class A.................   200    14,310
#   Autoliv, Inc.......................................   600    54,402
*   AutoNation, Inc....................................   300    14,817
*   Ballantyne Strong, Inc.............................   500     2,380
#*  Barnes & Noble, Inc................................ 1,693    22,822
#   Beasley Broadcasting Group, Inc. Class A...........   300     2,742
#*  Bed Bath & Beyond, Inc.............................   500    31,925
    Best Buy Co., Inc.................................. 2,340    55,084
#   Big 5 Sporting Goods Corp..........................   600    10,296
#*  Big Lots, Inc...................................... 1,158    31,023
*   Biglari Holdings, Inc..............................    60    26,218
#*  Blue Nile, Inc.....................................    47     2,024
#   Bob Evans Farms, Inc............................... 1,000    50,250
#*  Body Central Corp..................................   200       684
#*  Books-A-Million, Inc...............................   600     1,386
    BorgWarner, Inc....................................   800    42,960
*   Bravo Brio Restaurant Group, Inc...................   181     2,704
*   Bridgepoint Education, Inc.........................   721    12,531
    Brinker International, Inc.........................   525    25,389
#   Brown Shoe Co., Inc................................ 1,300    30,784
    Brunswick Corp.....................................   622    25,788
#   Buckle, Inc. (The).................................   400    17,728
#*  Buffalo Wild Wings, Inc............................   400    56,744
*   Build-A-Bear Workshop, Inc.........................   500     4,365
#*  Cabela's, Inc...................................... 1,300    86,918
#*  Cache, Inc.........................................   815     4,124
#   Callaway Golf Co...................................   980     8,007
#*  Cambium Learning Group, Inc........................ 1,078     2,048
#   Capella Education Co...............................    39     2,433
#*  CarMax, Inc........................................ 1,241    55,981
*   Carmike Cinemas, Inc...............................   300     8,133
#   Carnival Corp...................................... 2,460    96,407
#   Carriage Services, Inc.............................   700    14,980
#*  Carrols Restaurant Group, Inc......................   433     2,637
    Carter's, Inc...................................... 1,000    67,250
#   Cato Corp. (The) Class A...........................   700    19,572

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#*  Cavco Industries, Inc..............................    200 $ 15,624
    CBS Corp. Class B..................................  1,600   93,952
    CEC Entertainment, Inc.............................    300   16,188
    Cheesecake Factory, Inc. (The).....................  1,265   56,343
#   Chico's FAS, Inc...................................  2,100   34,860
*   Children's Place Retail Stores, Inc. (The).........    500   26,335
#   Choice Hotels International, Inc...................    700   33,971
*   Christopher & Banks Corp...........................    700    4,998
    Cinemark Holdings, Inc.............................  1,436   42,089
    Coach, Inc.........................................    500   23,945
#   Columbia Sportswear Co.............................    800   59,480
    Comcast Corp. Class A.............................. 11,509  626,665
#   Comcast Corp. Special Class A......................  2,900  151,815
#*  Conn's, Inc........................................    989   60,042
#   Cooper Tire & Rubber Co............................  1,440   33,696
    Core-Mark Holding Co., Inc.........................    200   15,130
#*  Corinthian Colleges, Inc...........................  1,155    1,698
    Cracker Barrel Old Country Store, Inc..............    400   39,604
*   Crocs, Inc.........................................  1,976   30,332
    CST Brands, Inc....................................    554   17,689
    CTC Media, Inc.....................................  1,350   15,471
#   Culp, Inc..........................................    500   10,105
*   Cumulus Media, Inc. Class A........................    400    2,676
#   Dana Holding Corp..................................  4,036   76,361
#   Darden Restaurants, Inc............................    500   24,720
#*  Deckers Outdoor Corp...............................    400   31,180
#   Destination Maternity Corp.........................    400   10,732
#   DeVry Education Group, Inc.........................  1,197   43,260
#   Dick's Sporting Goods, Inc.........................    300   15,750
    Dillard's, Inc. Class A............................  1,400  122,220
    DineEquity, Inc....................................    566   44,040
#*  DIRECTV............................................    802   55,683
*   Discovery Communications, Inc. Class A.............    300   23,934
*   Discovery Communications, Inc. Class C.............    300   22,116
*   DISH Network Corp. Class A.........................    200   11,276
*   Dixie Group, Inc. (The)............................    400    5,528
*   Dollar Tree, Inc...................................    986   49,813
    Domino's Pizza, Inc................................    600   42,366
#*  Dorman Products, Inc...............................    800   41,728
#   DR Horton, Inc.....................................  3,300   77,484
#*  DreamWorks Animation SKG, Inc. Class A.............    700   23,618
    Drew Industries, Inc...............................    407   19,573
    DSW, Inc. Class A..................................    600   22,590
#   Ethan Allen Interiors, Inc.........................    800   20,192
#*  EW Scripps Co. Class A.............................  1,151   21,190
    Expedia, Inc.......................................    571   37,104
#*  Express, Inc.......................................  1,624   28,128
#*  Family Dollar Stores, Inc..........................    500   30,910
#*  Federal-Mogul Corp.................................  1,897   33,918
*   Fiesta Restaurant Group, Inc.......................    433   18,606
*   Fifth & Pacific Cos., Inc..........................    728   20,894
    Finish Line, Inc. (The) Class A....................    700   17,955
    Foot Locker, Inc...................................  3,300  127,380

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Ford Motor Co...................................... 3,820  $ 57,147
*   Fossil Group, Inc..................................   200    22,366
    Frisch's Restaurants, Inc..........................   100     2,520
#*  FTD Cos., Inc......................................   440    13,640
#*  G-III Apparel Group, Ltd...........................   600    41,982
#   GameStop Corp. Class A............................. 3,194   112,014
#   Gannett Co., Inc................................... 2,462    67,779
    Gap, Inc. (The)....................................   300    11,424
#   Garmin, Ltd........................................ 1,300    58,565
*   General Motors Co.................................. 3,315   119,605
#*  Genesco, Inc.......................................   600    42,132
#   Gentex Corp........................................   487    15,774
#*  Gentherm, Inc......................................   750    19,110
#   Genuine Parts Co...................................   500    41,125
#   Goodyear Tire & Rubber Co. (The)...................   700    16,562
#   Graham Holdings Co. Class B........................   167   104,552
*   Grand Canyon Education, Inc........................   866    37,948
#*  Gray Television, Inc............................... 1,180    13,428
#   Group 1 Automotive, Inc............................   500    30,565
#   Guess?, Inc........................................ 1,374    38,541
    Hanesbrands, Inc...................................   700    49,798
    Harley-Davidson, Inc...............................   800    49,352
    Harman International Industries, Inc...............   700    72,401
    Harte-Hanks, Inc................................... 1,200     8,220
#   Hasbro, Inc........................................   400    19,648
    Haverty Furniture Cos., Inc........................   600    16,692
#*  Helen of Troy, Ltd.................................   709    39,023
#*  hhgregg, Inc.......................................   800     6,608
#*  Hibbett Sports, Inc................................   267    16,023
    Hillenbrand, Inc................................... 1,103    29,858
#*  Hollywood Media Corp...............................   300       423
    Home Depot, Inc. (The)............................. 2,736   210,262
#   Hooker Furniture Corp..............................   200     3,030
#   HSN, Inc...........................................   400    21,908
*   Hyatt Hotels Corp. Class A.........................   442    21,123
#*  Iconix Brand Group, Inc............................ 1,500    55,800
#   International Speedway Corp. Class A...............   600    20,142
    Interpublic Group of Cos., Inc. (The).............. 1,600    26,112
#   Interval Leisure Group, Inc........................   900    23,760
#*  iRobot Corp........................................   500    17,670
#*  ITT Educational Services, Inc......................   200     5,880
*   Jack in the Box, Inc...............................   900    45,513
#   JAKKS Pacific, Inc.................................   662     3,813
#*  JC Penney Co., Inc................................. 1,671     9,892
#   John Wiley & Sons, Inc. Class A....................   940    50,892
    John Wiley & Sons, Inc. Class B....................    70     3,782
    Johnson Controls, Inc.............................. 2,000    92,240
    Jones Group, Inc. (The)............................ 1,700    25,075
#*  Jos A Bank Clothiers, Inc..........................   400    22,488
*   Journal Communications, Inc. Class A............... 1,600    12,752
*   K12, Inc...........................................   700    15,365
#   KB Home............................................ 2,000    38,680
*   Kirkland's, Inc....................................   474     8,925

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#   Kohl's Corp........................................ 1,498  $ 75,844
*   Kona Grill, Inc....................................   280     4,399
#*  Krispy Kreme Doughnuts, Inc........................   900    15,525
    L Brands, Inc......................................   400    20,944
    La-Z-Boy, Inc......................................   800    21,536
#*  Lakeland Industries, Inc...........................   200     1,310
*   Lamar Advertising Co. Class A......................   602    29,293
#*  LeapFrog Enterprises, Inc.......................... 1,200     8,544
    Lear Corp.......................................... 1,021    73,849
#*  Learning Tree International, Inc...................   500     1,675
#*  Lee Enterprises, Inc............................... 2,000     8,160
#   Leggett & Platt, Inc............................... 2,900    87,058
#   Lennar Corp. Class A............................... 2,100    84,336
*   Liberty Global P.L.C. Class A......................   200    15,986
*   Liberty Global P.L.C. Series C.....................   296    23,482
*   Liberty Interactive Corp. Class A.................. 2,169    57,934
*   Liberty Media Corp. Class A........................   740    97,377
*   Liberty Ventures Series A..........................   310    35,960
#*  Life Time Fitness, Inc............................. 1,034    42,559
    Lifetime Brands, Inc...............................   500     7,710
#*  LIN Media LLC Class A..............................   746    18,434
#   Lincoln Educational Services Corp..................   300     1,311
#   Lions Gate Entertainment Corp......................   105     3,395
    Lithia Motors, Inc. Class A........................   600    33,774
*   Live Nation Entertainment, Inc..................... 3,800    80,826
#*  LKQ Corp........................................... 4,000   108,280
*   Loral Space & Communications, Inc..................   400    29,740
    Lowe's Cos., Inc................................... 1,600    74,064
#*  Luby's, Inc........................................ 1,000     6,530
#*  Lululemon Athletica, Inc...........................   200     9,138
#*  Lumber Liquidators Holdings, Inc...................   171    15,217
#*  M/I Homes, Inc.....................................   500    12,295
    Macy's, Inc........................................ 1,400    74,480
*   Madison Square Garden Co. (The) Class A............ 1,250    72,537
    Marcus Corp. (The).................................   500     6,530
    Marine Products Corp............................... 1,100     8,811
*   MarineMax, Inc.....................................    15       221
#   Marriott International, Inc. Class A...............   600    29,580
*   Marriott Vacations Worldwide Corp..................    70     3,352
#*  Martha Stewart Living Omnimedia Class A............ 1,000     3,990
#   Mattel, Inc........................................   500    18,920
#   Matthews International Corp. Class A...............   700    29,764
#*  McClatchy Co. (The) Class A........................   127       579
    McDonald's Corp.................................... 1,800   169,506
#   MDC Holdings, Inc.................................. 1,300    40,157
    Men's Wearhouse, Inc. (The)........................ 1,222    58,705
    Meredith Corp...................................... 1,100    50,358
*   Meritage Homes Corp................................ 1,000    48,570
#*  Modine Manufacturing Co............................ 1,100    14,410
*   Mohawk Industries, Inc............................. 1,479   210,284
#   Monro Muffler Brake, Inc...........................   575    31,918
#   Morningstar, Inc...................................   600    46,320
#   Movado Group, Inc..................................   600    22,650

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Murphy USA, Inc....................................    566 $ 21,927
    NACCO Industries, Inc. Class A.....................    200   11,808
#*  Nathan's Famous, Inc...............................    200    9,786
#*  Nautilus, Inc......................................    477    4,064
#*  Netflix, Inc.......................................    200   81,866
#   New York Times Co. (The) Class A...................  2,379   33,639
#   NIKE, Inc. Class B.................................  1,400  101,990
#   Nordstrom, Inc.....................................    500   28,725
#*  NVR, Inc...........................................     13   14,994
*   O'Reilly Automotive, Inc...........................    700   91,686
#*  Office Depot, Inc.................................. 10,039   49,091
    Omnicom Group, Inc.................................    600   43,548
#*  Orbitz Worldwide, Inc..............................  1,300    9,360
*   Orient-Express Hotels, Ltd. Class A................  1,713   24,256
#*  Outerwall, Inc.....................................    758   48,747
#*  Overstock.com, Inc.................................    300    6,318
#   Oxford Industries, Inc.............................    400   30,188
#*  Panera Bread Co. Class A...........................    100   16,907
    Papa John's International, Inc.....................  1,000   48,130
#   Penske Automotive Group, Inc.......................  2,600  111,566
#*  Pep Boys-Manny, Moe & Jack (The)...................  1,200   14,328
#   PetSmart, Inc......................................    500   31,500
#   Pier 1 Imports, Inc................................    500    9,555
#   Polaris Industries, Inc............................    402   50,330
    Pool Corp..........................................    553   29,961
*   Popeyes Louisiana Kitchen, Inc.....................    300   12,075
#*  Premier Exhibitions, Inc...........................    300      297
*   priceline.com, Inc.................................    100  114,489
#   PVH Corp...........................................  1,016  122,804
#*  Quiksilver, Inc....................................  4,300   30,315
#*  RadioShack Corp....................................  3,000    7,200
#   Ralph Lauren Corp..................................    100   15,689
*   Red Lion Hotels Corp...............................    600    3,480
#*  Red Robin Gourmet Burgers, Inc.....................    400   25,772
#   Regal Entertainment Group Class A..................    600   11,700
#   Regis Corp.........................................  1,700   20,961
#   Rent-A-Center, Inc.................................  1,700   42,398
*   Rentrak Corp.......................................    200   11,416
    Rocky Brands, Inc..................................    200    3,104
    Ross Stores, Inc...................................    400   27,164
#   Royal Caribbean Cruises, Ltd.......................  2,514  124,694
#*  Ruby Tuesday, Inc..................................  1,500    8,400
    Ruth's Hospitality Group, Inc......................    695    9,098
#   Ryland Group, Inc. (The)...........................  1,048   46,783
#   Saga Communications, Inc. Class A..................    133    6,562
#   Salem Communications Corp. Class A.................    400    3,440
#*  Sally Beauty Holdings, Inc.........................    900   25,542
#   Scripps Networks Interactive, Inc. Class A.........    400   29,008
#*  Sears Holdings Corp................................    900   32,733
#*  Select Comfort Corp................................    580    9,495
    Service Corp. International/US.....................  6,100  107,970
#*  Shiloh Industries, Inc.............................    600    9,048
#*  Shutterfly, Inc....................................    873   41,345

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#   Signet Jewelers, Ltd............................... 1,263  $100,472
#   Sinclair Broadcast Group, Inc. Class A.............   600    18,852
#   Six Flags Entertainment Corp....................... 1,800    64,602
#*  Skechers U.S.A., Inc. Class A......................   709    20,483
#*  Skyline Corp.......................................   400     2,600
#   Sonic Automotive, Inc. Class A.....................   900    20,187
*   Sonic Corp......................................... 1,000    17,790
#   Sotheby's..........................................   932    44,661
#   Spartan Motors, Inc................................ 1,100     6,325
#   Speedway Motorsports, Inc.......................... 1,314    25,176
#   Stage Stores, Inc..................................   900    17,640
#   Standard Motor Products, Inc.......................   448    14,654
#*  Standard Pacific Corp.............................. 3,900    34,320
#   Staples, Inc....................................... 4,555    59,944
#   Starbucks Corp.....................................   900    64,008
#   Starwood Hotels & Resorts Worldwide, Inc...........   500    37,355
*   Starz.............................................. 1,690    47,286
    Stein Mart, Inc.................................... 1,300    16,094
*   Steven Madden, Ltd................................. 1,023    33,340
    Strattec Security Corp.............................    40     2,190
#   Sturm Ruger & Co., Inc.............................   300    22,851
    Superior Industries International, Inc.............   800    14,568
#   Superior Uniform Group, Inc........................   200     3,120
#*  Systemax, Inc......................................   988    11,174
#*  Tandy Leather Factory, Inc.........................   300     2,553
#   Target Corp........................................ 2,600   147,264
#*  Tempur Sealy International, Inc....................   600    29,574
*   Tenneco, Inc....................................... 1,000    56,840
#*  Tesla Motors, Inc..................................   300    54,423
#   Texas Roadhouse, Inc............................... 1,500    36,375
#   Thor Industries, Inc............................... 1,040    53,425
#   Tiffany & Co.......................................   400    33,276
    Time Warner Cable, Inc............................. 2,380   317,183
    Time Warner, Inc................................... 8,366   525,636
    TJX Cos., Inc......................................   885    50,764
#*  Toll Brothers, Inc................................. 2,600    95,550
    Town Sports International Holdings, Inc............   288     3,142
#   Tractor Supply Co..................................   800    53,208
*   TRW Automotive Holdings Corp.......................   770    57,095
#*  Tuesday Morning Corp...............................   600     7,884
#   Tupperware Brands Corp.............................   400    31,344
    Twenty-First Century Fox, Inc. Class A............. 2,500    79,550
    Twenty-First Century Fox, Inc. Class B.............   895    27,960
#*  Ulta Salon Cosmetics & Fragrance, Inc..............   200    17,142
#*  Under Armour, Inc. Class A.........................   200    21,622
#*  Unifi, Inc.........................................   666    15,445
*   Universal Electronics, Inc.........................   300    10,722
#*  Urban Outfitters, Inc..............................   400    14,328
#   Vail Resorts, Inc.................................. 1,000    68,150
    Valassis Communications, Inc.......................   900    30,600
#   Value Line, Inc....................................   106     1,323
    VF Corp............................................   800    46,760
    Viacom, Inc. Class B............................... 1,000    82,100

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
*   Visteon Corp.......................................   910  $    73,719
#*  VOXX International Corp............................   850       11,330
    Walt Disney Co. (The).............................. 7,200      522,792
#   Wendy's Co. (The).................................. 9,318       84,514
*   West Marine, Inc...................................   500        6,545
    Whirlpool Corp..................................... 1,100      146,630
#   Williams-Sonoma, Inc...............................   500       27,260
#   Winmark Corp.......................................    30        2,419
#*  Winnebago Industries, Inc..........................   478       11,453
#   Wolverine World Wide, Inc.......................... 1,128       31,471
    Wyndham Worldwide Corp............................. 2,200      156,068
    Yum! Brands, Inc...................................   600       40,290
*   Zale Corp..........................................   600        9,072
#*  Zumiez, Inc........................................   696       14,978
                                                               -----------
Total Consumer Discretionary...........................         13,589,169
                                                               -----------
Consumer Staples -- (4.1%)
#   Alico, Inc.........................................   200        7,304
#   Andersons, Inc. (The)..............................   500       41,370
    Archer-Daniels-Midland Co.......................... 5,000      197,400
#   B&G Foods, Inc..................................... 1,000       32,770
#*  Boulder Brands, Inc................................ 1,229       17,624
#   Bunge, Ltd......................................... 1,475      111,746
#   Cal-Maine Foods, Inc...............................   600       30,228
#   Calavo Growers, Inc................................   300        9,114
#   Campbell Soup Co...................................   800       32,968
    Casey's General Stores, Inc........................   807       55,417
*   Chiquita Brands International, Inc.................   861        9,109
#   Church & Dwight Co., Inc...........................   600       38,748
#   Clorox Co. (The)...................................   500       44,135
    Coca-Cola Bottling Co. Consolidated................   200       13,656
    Coca-Cola Co. (The)................................ 5,100      192,882
    Coca-Cola Enterprises, Inc......................... 1,297       56,147
    Colgate-Palmolive Co............................... 1,400       85,722
    ConAgra Foods, Inc................................. 3,453      109,771
    Costco Wholesale Corp..............................   800       89,888
*   Darling International, Inc......................... 2,800       54,768
#*  Dean Foods Co...................................... 2,340       36,972
#   Dr Pepper Snapple Group, Inc.......................   884       42,326
#*  Elizabeth Arden, Inc............................... 1,000       27,120
    Energizer Holdings, Inc............................   633       59,819
#   Estee Lauder Cos., Inc. (The) Class A..............   400       27,496
#*  Farmer Bros Co.....................................   500       10,815
    Flowers Foods, Inc................................. 3,300       69,135
#   Fresh Del Monte Produce, Inc.......................   837       22,147
    General Mills, Inc................................. 1,144       54,935
#   Green Mountain Coffee Roasters, Inc................   500       40,500
#   Griffin Land & Nurseries, Inc......................    93        2,846
#*  Hain Celestial Group, Inc. (The)................... 1,300      119,457
#   Hershey Co. (The)..................................   300       29,820
    Hillshire Brands Co................................   220        7,836
#   Hormel Foods Corp..................................   900       40,896
#   Ingles Markets, Inc. Class A.......................   300        8,154

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    Ingredion, Inc.....................................    818 $   50,961
#   Inter Parfums, Inc.................................    750     24,405
    J&J Snack Foods Corp...............................    400     35,240
    JM Smucker Co. (The)...............................  1,420    136,874
    John B Sanfilippo & Son, Inc.......................    200      4,630
    Kellogg Co.........................................    300     17,394
    Kimberly-Clark Corp................................    700     76,559
    Kraft Foods Group, Inc.............................    634     33,190
    Kroger Co. (The)...................................    700     25,270
    Lancaster Colony Corp..............................    500     43,460
#   Lifeway Foods, Inc.................................    200      2,808
#   McCormick & Co., Inc...............................    500     32,090
#*  Medifast, Inc......................................    300      7,959
    Mondelez International, Inc. Class A............... 10,303    337,423
*   Monster Beverage Corp..............................    400     27,160
#*  National Beverage Corp.............................    400      8,292
*   Omega Protein Corp.................................    700      7,091
    Orchids Paper Products Co..........................     98      3,053
    PepsiCo, Inc.......................................  2,979    239,393
#*  Pilgrim's Pride Corp...............................  3,873     64,795
#*  Post Holdings, Inc.................................    760     40,683
#   Pricesmart, Inc....................................    300     27,270
    Procter & Gamble Co. (The).........................  9,400    720,228
*   Revlon, Inc. Class A...............................    505     11,857
    Rocky Mountain Chocolate Factory, Inc..............    200      2,324
    Safeway, Inc.......................................  1,200     37,488
#   Sanderson Farms, Inc...............................    600     44,610
#   Snyders-Lance, Inc.................................    800     21,368
    Spartan Stores, Inc................................    700     15,813
    Spectrum Brands Holdings, Inc......................  1,343    101,061
#*  Susser Holdings Corp...............................    800     48,784
    Sysco Corp.........................................  1,100     38,588
#   Tootsie Roll Industries, Inc.......................  1,001     30,370
#*  TreeHouse Foods, Inc...............................    642     42,269
    Tyson Foods, Inc. Class A..........................  2,989    111,789
#*  United Natural Foods, Inc..........................    900     60,813
    Wal-Mart Stores, Inc...............................  5,000    373,400
#   WD-40 Co...........................................    200     13,746
#   Weis Markets, Inc..................................    788     38,785
#*  WhiteWave Foods Co. Class A........................    791     19,150
    Whole Foods Market, Inc............................    800     41,808
                                                               ----------
Total Consumer Staples.................................         4,851,292
                                                               ----------
Energy -- (10.0%)
#   Adams Resources & Energy, Inc......................     49      3,259
#   Alon USA Energy, Inc...............................  1,630     25,607
#*  Alpha Natural Resources, Inc.......................  4,329     24,589
    Anadarko Petroleum Corp............................  3,500    282,415
    Apache Corp........................................  2,351    188,691
#*  Approach Resources, Inc............................    597     11,994
#   Arch Coal, Inc.....................................  3,052     12,940
#*  Atwood Oceanics, Inc...............................  1,150     54,510
    Baker Hughes, Inc..................................  2,161    122,399

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#*  Basic Energy Services, Inc.........................    800 $   13,704
#*  Bill Barrett Corp..................................  1,012     28,346
#*  Bonanza Creek Energy, Inc..........................    363     14,778
    Bristow Group, Inc.................................  1,060     76,097
#*  C&J Energy Services, Inc...........................  1,602     37,455
    Cabot Oil & Gas Corp...............................  5,600    223,888
*   Cameron International Corp.........................    716     42,939
#   CARBO Ceramics, Inc................................    428     49,271
*   Carrizo Oil & Gas, Inc.............................    704     28,934
#   Chesapeake Energy Corp.............................  5,992    161,245
    Chevron Corp....................................... 17,800  1,987,014
    Cimarex Energy Co..................................  1,000     97,980
#*  Clayton Williams Energy, Inc.......................    400     27,608
#*  Clean Energy Fuels Corp............................  1,421     16,953
*   Cloud Peak Energy, Inc.............................    906     16,969
#   Comstock Resources, Inc............................    900     15,435
*   Concho Resources, Inc..............................    828     80,970
    ConocoPhillips.....................................  8,900    578,055
#   CONSOL Energy, Inc.................................  1,392     51,991
*   Contango Oil & Gas Co..............................    400     16,784
#   Crosstex Energy, Inc...............................  1,400     52,500
*   Dawson Geophysical Co..............................    200      6,474
    Delek US Holdings, Inc.............................    900     27,270
    Devon Energy Corp..................................  2,409    142,661
#   Diamond Offshore Drilling, Inc.....................    800     38,832
#*  Double Eagle Petroleum Co..........................    200        434
#*  Dresser-Rand Group, Inc............................    400     22,800
*   Dril-Quip, Inc.....................................    500     50,280
#*  Endeavour International Corp.......................    824      5,430
    Energen Corp.......................................    300     21,216
#   Energy XXI Bermuda, Ltd............................    677     15,537
    EOG Resources, Inc.................................  1,771    292,640
*   EPL Oil & Gas, Inc.................................    859     23,081
    EQT Corp...........................................    400     37,124
#*  Era Group, Inc.....................................    500     14,645
#*  Exterran Holdings, Inc.............................  1,611     55,966
    Exxon Mobil Corp................................... 20,079  1,850,481
#*  FMC Technologies, Inc..............................    900     44,496
#*  Geospace Technologies Corp.........................    222     17,653
#   Green Plains Renewable Energy, Inc.................    700     15,596
*   Gulf Coast Ultra Deep Royalty Trust................  2,475      6,237
    Gulfmark Offshore, Inc. Class A....................    900     38,304
#*  Gulfport Energy Corp...............................  1,061     64,668
    Halliburton Co.....................................  1,200     58,812
#*  Helix Energy Solutions Group, Inc..................  1,500     30,585
    Helmerich & Payne, Inc.............................  1,200    105,648
*   Hercules Offshore, Inc.............................  3,605     17,953
    Hess Corp..........................................  2,280    172,117
#   HollyFrontier Corp.................................  1,937     89,683
#*  Hornbeck Offshore Services, Inc....................    922     39,379
#*  ION Geophysical Corp...............................  2,100      6,363
#*  Key Energy Services, Inc...........................  1,500     10,935
#   Kinder Morgan, Inc.................................  1,123     38,193

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Energy -- (Continued)
#   LinnCo LLC......................................... 1,680  $ 54,079
    Marathon Oil Corp.................................. 4,400   144,276
    Marathon Petroleum Corp............................ 2,400   208,920
*   Matador Resources Co............................... 1,100    21,384
*   Matrix Service Co..................................   500    13,140
    Murphy Oil Corp....................................   763    43,193
#   Nabors Industries, Ltd............................. 2,343    40,018
    National Oilwell Varco, Inc........................ 3,000   225,030
*   Natural Gas Services Group, Inc....................   200     5,780
*   Newfield Exploration Co............................ 1,580    39,137
#*  Newpark Resources, Inc............................. 1,700    19,312
#   Noble Corp. P.L.C.................................. 1,866    57,902
    Noble Energy, Inc.................................. 1,800   112,194
#*  Northern Oil and Gas, Inc..........................   494     7,183
#*  Nuverra Environmental Solutions, Inc...............   242     3,499
*   Oasis Petroleum, Inc...............................   400    16,724
    Occidental Petroleum Corp.......................... 2,800   245,196
    Oceaneering International, Inc.....................   600    40,890
#*  Oil States International, Inc......................   781    73,375
    ONEOK, Inc......................................... 1,284    87,941
#*  Overseas Shipholding Group, Inc....................   200     1,772
*   Parker Drilling Co................................. 3,152    23,451
#   Patterson-UTI Energy, Inc.......................... 2,320    59,601
*   PDC Energy, Inc....................................   600    29,916
#*  Penn Virginia Corp.................................   420     5,036
#*  PHI, Inc. Non-Voting...............................   400    14,732
    Phillips 66........................................ 4,450   325,251
*   Pioneer Energy Services Corp....................... 1,900    15,922
    Pioneer Natural Resources Co....................... 1,100   186,252
#   QEP Resources, Inc................................. 2,300    71,047
#   Range Resources Corp...............................   600    51,714
#*  Rentech, Inc....................................... 1,935     3,464
#*  Rex Energy Corp.................................... 1,300    24,492
#*  Rosetta Resources, Inc.............................   700    29,827
#*  Rowan Cos. P.L.C. Class A.......................... 2,000    62,740
#   RPC, Inc........................................... 1,200    20,436
#*  SandRidge Energy, Inc.............................. 5,159    31,728
    Schlumberger, Ltd.................................. 2,905   254,391
    Scorpio Tankers, Inc............................... 1,738    17,380
#*  SEACOR Holdings, Inc...............................   500    42,090
    SemGroup Corp. Class A.............................   751    46,382
#   Ship Finance International, Ltd.................... 1,848    31,638
    SM Energy Co....................................... 1,072    88,719
*   Southwestern Energy Co.............................   600    24,414
    Spectra Energy Corp................................   945    33,973
#*  Steel Excel, Inc...................................   350    10,325
#*  Stone Energy Corp.................................. 1,000    30,950
    Superior Energy Services, Inc...................... 2,641    62,433
#*  Swift Energy Co....................................   991    12,269
#*  Synergy Resources Corp.............................   800     6,912
    Targa Resources Corp...............................   300    27,087
#   Teekay Corp........................................ 1,700    92,089
#*  Tesco Corp.........................................   818    17,276

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
#   Tesoro Corp........................................ 2,703  $   139,259
#*  TETRA Technologies, Inc............................ 1,700       17,544
#*  TGC Industries, Inc................................   636        4,140
#   Tidewater, Inc..................................... 1,500       77,775
#   Transocean, Ltd.................................... 1,100       47,608
#*  Triangle Petroleum Corp............................   854        6,499
#*  Unit Corp.......................................... 1,100       54,967
#*  USEC, Inc..........................................   100          454
*   Vaalco Energy, Inc................................. 1,200        7,224
    Valero Energy Corp................................. 5,000      255,500
#   W&T Offshore, Inc.................................. 1,613       23,098
*   Weatherford International, Ltd..................... 5,083       68,824
#   Western Refining, Inc.............................. 1,947       76,147
*   Westmoreland Coal Co...............................   200        4,342
*   Whiting Petroleum Corp............................. 1,400       81,732
*   Willbros Group, Inc................................   427        3,565
    Williams Cos., Inc. (The).......................... 1,024       41,462
#   World Fuel Services Corp........................... 1,600       68,352
                                                               -----------
Total Energy...........................................         11,900,187
                                                               -----------
Financials -- (17.8%)
    1st Source Corp....................................   700       20,629
#   1st United Bancorp Inc/Boca Raton..................   500        3,630
    ACE, Ltd........................................... 1,737      162,948
*   Affiliated Managers Group, Inc.....................   300       59,772
#   Alexander & Baldwin, Inc........................... 1,017       39,775
*   Alleghany Corp.....................................   216       80,423
    Allied World Assurance Co. Holdings AG.............   714       73,485
    Allstate Corp. (The)............................... 2,800      143,360
#*  Altisource Asset Management Corp...................    21       21,168
*   Altisource Portfolio Solutions SA..................   218       28,501
#*  American Capital, Ltd.............................. 6,228       97,219
#   American Equity Investment Life Holding Co......... 1,496       32,837
    American Express Co................................ 2,100      178,542
    American Financial Group, Inc...................... 2,700      148,284
    American International Group, Inc.................. 8,485      406,941
    American National Insurance Co.....................   200       20,800
    Ameriprise Financial, Inc.......................... 1,850      195,434
*   Ameris Bancorp.....................................   730       14,943
#   AMERISAFE, Inc.....................................   500       20,685
#   AmeriServ Financial, Inc...........................   560        1,826
#   Amtrust Financial Services, Inc.................... 1,694       54,682
    Aon P.L.C..........................................   900       72,414
#*  Arch Capital Group, Ltd............................ 1,532       82,437
#   Argo Group International Holdings, Ltd.............   879       39,546
    Arthur J Gallagher & Co............................   500       23,115
    Aspen Insurance Holdings, Ltd...................... 1,450       56,405
    Associated Banc-Corp............................... 2,772       45,655
#   Assured Guaranty, Ltd.............................. 2,829       59,833
#*  Asta Funding, Inc..................................   300        2,460
    Astoria Financial Corp............................. 2,600       34,424
    Axis Capital Holdings, Ltd......................... 1,300       58,526
    Bancfirst Corp.....................................   497       26,853

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#*  Bancorp, Inc.......................................    400 $  7,620
#   BancorpSouth, Inc..................................  2,400   56,568
    Bank Mutual Corp...................................  1,000    6,840
    Bank of America Corp............................... 36,276  607,623
    Bank of Hawaii Corp................................    900   51,102
#   Bank of Kentucky Financial Corp....................    108    3,880
    Bank of New York Mellon Corp. (The)................  4,100  131,036
#   Bank of the Ozarks, Inc............................    800   50,720
    BankUnited, Inc....................................  1,201   37,351
    Banner Corp........................................    471   17,347
#   BB&T Corp..........................................  5,900  220,719
    BBCN Bancorp, Inc..................................  1,500   22,575
#*  Beneficial Mutual Bancorp, Inc.....................  1,200   14,256
*   Berkshire Hathaway, Inc. Class B...................  2,400  267,840
    Berkshire Hills Bancorp, Inc.......................    852   20,840
#   BGC Partners, Inc. Class A.........................    169    1,087
    BlackRock, Inc.....................................    600  180,282
#*  BofI Holding, Inc..................................    218   18,040
#   BOK Financial Corp.................................    631   40,548
#   Boston Private Financial Holdings, Inc.............  1,500   18,435
#*  Bridge Capital Holdings............................    114    2,514
#   Brookline Bancorp, Inc.............................  1,601   14,249
#   Brown & Brown, Inc.................................  2,525   79,512
    Bryn Mawr Bank Corp................................    100    2,787
#   California First National Bancorp..................      3       44
*   Capital Bank Financial Corp. Class A...............     36      830
#   Capital One Financial Corp.........................  3,500  247,135
    CapitalSource, Inc.................................  6,300   86,499
    Capitol Federal Financial, Inc.....................  3,561   42,625
#   Cardinal Financial Corp............................    700   11,935
#   Cash America International, Inc....................  1,000   36,730
    Cathay General Bancorp.............................  2,147   50,455
    CBOE Holdings, Inc.................................    300   15,606
    Centerstate Banks, Inc.............................    371    4,081
#   Central Pacific Financial Corp.....................  1,228   22,534
#   Charles Schwab Corp. (The).........................  1,200   29,784
    Chemical Financial Corp............................    800   23,104
    Chicopee Bancorp, Inc..............................     89    1,544
    Chubb Corp. (The)..................................  2,512  212,364
#   Cincinnati Financial Corp..........................  2,860  138,567
#   CIT Group, Inc.....................................  2,871  133,645
    Citigroup, Inc..................................... 17,634  836,381
#   Citizens Community Bancorp, Inc....................    300    2,412
#*  Citizens, Inc......................................  1,400    9,730
#   City Holding Co....................................    400   17,848
#   City National Corp.................................  1,300   94,055
#   Clifton Savings Bancorp, Inc.......................    219    2,773
#   CME Group, Inc.....................................  2,000  149,520
    CNA Financial Corp.................................    721   28,321
    CNO Financial Group, Inc...........................  5,921  100,302
#   Columbia Banking System, Inc.......................  1,146   29,922
#   Comerica, Inc......................................  3,207  146,881
    Commerce Bancshares, Inc...........................  1,777   77,246

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   Community Bank System, Inc.........................   700  $ 24,920
#   Community Trust Bancorp, Inc.......................   500    20,260
#   Crawford & Co. Class A.............................   200     1,460
#   Crawford & Co. Class B.............................   200     1,618
*   Credit Acceptance Corp.............................   162    22,547
#   Cullen/Frost Bankers, Inc.......................... 1,320    97,706
#   CVB Financial Corp................................. 3,160    47,147
#*  DFC Global Corp.................................... 1,049     7,888
#   Dime Community Bancshares, Inc.....................   700    11,438
    Discover Financial Services........................ 1,400    75,110
    Donegal Group, Inc. Class A........................   700    10,227
*   E*TRADE Financial Corp............................. 4,367    87,427
#   East West Bancorp, Inc............................. 3,323   111,188
#   Eaton Vance Corp...................................   600    22,842
    EMC Insurance Group, Inc...........................   235     6,458
#*  Encore Capital Group, Inc..........................   608    28,935
#   Endurance Specialty Holdings, Ltd.................. 1,100    57,629
#*  Enstar Group, Ltd..................................   200    24,792
#   Enterprise Bancorp, Inc............................    41       848
    Erie Indemnity Co. Class A.........................   500    35,085
#   ESB Financial Corp.................................   685     8,809
#   Evercore Partners, Inc. Class A....................   500    27,920
    Everest Re Group, Ltd..............................   800   115,808
*   Ezcorp, Inc. Class A...............................   700     7,686
    FBL Financial Group, Inc. Class A..................   800    30,904
#   Federal Agricultural Mortgage Corp. Class C........   200     6,128
#   Federated Investors, Inc. Class B.................. 1,900    51,091
    Federated National Holding Co......................   200     2,646
#   Fidelity National Financial, Inc. Class A.......... 4,855   153,127
#*  First Acceptance Corp.............................. 1,000     2,570
#   First American Financial Corp...................... 2,633    68,247
#*  First BanCorp......................................   200       978
#   First Bancorp......................................   600    10,338
#   First Bancorp, Inc.................................   147     2,498
*   First Cash Financial Services, Inc.................   644    31,646
    First Citizens BancShares, Inc. Class A............   250    55,310
#   First Commonwealth Financial Corp.................. 2,703    22,192
    First Financial Bancorp............................ 1,800    29,844
#   First Financial Bankshares, Inc....................   802    49,058
    First Financial Corp...............................   300     9,651
    First Financial Holdings, Inc......................   469    28,867
#   First Financial Northwest, Inc.....................   100     1,034
    First Horizon National Corp........................ 6,126    72,042
#   First Midwest Bancorp, Inc......................... 1,160    18,525
#   First Niagara Financial Group, Inc................. 4,158    35,925
    First Republic Bank................................   203     9,852
#   First South Bancorp, Inc...........................   400     3,240
    FirstMerit Corp.................................... 1,386    28,205
#   Flushing Financial Corp............................   700    14,378
    FNB Corp........................................... 3,468    41,061
#*  Forest City Enterprises, Inc. Class A.............. 1,874    34,088
#*  Forest City Enterprises, Inc. Class B..............   409     7,419
#*  Forestar Group, Inc................................   900    18,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
#   Franklin Resources, Inc............................  1,200 $   62,412
    Fulton Financial Corp..............................  4,893     60,429
#   FXCM, Inc. Class A.................................    151      2,588
*   Genworth Financial, Inc. Class A...................    978     14,426
#   German American Bancorp, Inc.......................    482     12,995
    GFI Group, Inc.....................................  3,664     13,923
#   Glacier Bancorp, Inc...............................  1,900     50,217
*   Global Indemnity P.L.C.............................    550     13,481
    Goldman Sachs Group, Inc. (The)....................  3,440    564,573
#   Great Southern Bancorp, Inc........................    500     13,825
#*  Green Dot Corp. Class A............................    141      3,175
#   Greenhill & Co., Inc...............................    170      8,832
#*  Greenlight Capital Re, Ltd. Class A................    700     22,491
#   Hancock Holding Co.................................  1,936     66,986
#   Hanmi Financial Corp...............................    469     10,116
    Hanover Insurance Group, Inc. (The)................  1,300     72,189
    Hartford Financial Services Group, Inc.............  4,918    163,524
    HCC Insurance Holdings, Inc........................  2,600    111,566
#   HCI Group, Inc.....................................    253     10,760
#   Heartland Financial USA, Inc.......................    493     12,419
#   Heritage Financial Group, Inc......................    114      2,256
#   HF Financial Corp..................................     99      1,306
    HFF, Inc. Class A..................................    650     19,227
*   Hilltop Holdings, Inc..............................  1,200     28,548
*   Home Bancorp, Inc..................................    200      4,030
#   Home BancShares, Inc...............................  1,200     37,008
    Horace Mann Educators Corp.........................  1,200     33,480
#   Hudson City Bancorp, Inc...........................  7,639     69,057
#   Hudson Valley Holding Corp.........................    110      1,978
#   Iberiabank Corp....................................    700     46,088
#*  ICG Group, Inc.....................................    900     17,091
#   Independent Bank Corp..............................    618     22,347
    Interactive Brokers Group, Inc. Class A............    900     19,080
    IntercontinentalExchange Group, Inc................    774    161,603
#   International Bancshares Corp......................  1,757     41,131
*   Intervest Bancshares Corp. Class A.................    200      1,496
#   Invesco, Ltd.......................................  5,426    180,414
*   Investment Technology Group, Inc...................  1,300     21,450
    Investors Bancorp, Inc.............................  2,932     74,385
#   Janus Capital Group, Inc...........................  3,400     37,366
    Jones Lang LaSalle, Inc............................    900    102,834
    JPMorgan Chase & Co................................ 23,109  1,279,314
*   KCG Holdings, Inc. Class A.........................    207      2,289
#*  Kearny Financial Corp..............................  1,400     16,002
    Kemper Corp........................................  1,700     62,475
#   Kennedy-Wilson Holdings, Inc.......................    930     22,339
    KeyCorp............................................  4,995     63,736
#   Lakeland Financial Corp............................    508     18,608
#   Legg Mason, Inc....................................  2,652    112,312
    Leucadia National Corp.............................  3,971    108,527
    Lincoln National Corp..............................  3,105    149,133
#   LNB Bancorp, Inc...................................    200      2,002
    Loews Corp.........................................  2,000     89,180

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    M&T Bank Corp...................................... 1,488  $165,927
#   Maiden Holdings, Ltd............................... 1,300    14,274
    MainSource Financial Group, Inc....................   700    11,417
#*  Markel Corp........................................   281   151,498
    MarketAxess Holdings, Inc..........................   696    43,667
    Marsh & McLennan Cos., Inc......................... 1,000    45,710
#*  Maui Land & Pineapple Co., Inc.....................   240     1,416
#   MB Financial, Inc.................................. 1,304    36,642
#*  MBIA, Inc.......................................... 3,887    42,524
#   MCG Capital Corp................................... 2,300    10,281
    McGraw Hill Financial, Inc.........................   300    22,812
#   Meadowbrook Insurance Group, Inc................... 1,400     8,484
    Merchants Bancshares, Inc..........................   114     3,397
#   Mercury General Corp............................... 1,600    73,328
    MetLife, Inc....................................... 5,828   285,863
*   Metro Bancorp, Inc.................................    84     1,669
#*  MGIC Investment Corp............................... 5,400    45,846
#   MidSouth Bancorp, Inc..............................    72     1,117
#   Montpelier Re Holdings, Ltd........................ 1,781    49,636
    Moody's Corp.......................................   600    44,748
    Morgan Stanley..................................... 4,000   118,040
*   MSCI, Inc..........................................   400    17,088
    NASDAQ OMX Group, Inc. (The)....................... 2,199    83,892
#   National Interstate Corp...........................   500    11,285
#   National Penn Bancshares, Inc...................... 3,425    35,552
    National Western Life Insurance Co. Class A........    11     2,400
#*  Navigators Group, Inc. (The).......................   400    23,852
#   NBT Bancorp, Inc................................... 1,078    25,915
    Nelnet, Inc. Class A............................... 1,000    37,250
#*  NewStar Financial, Inc.............................   868    13,654
    Northeast Community Bancorp, Inc...................   500     3,635
    Northern Trust Corp................................ 2,000   120,440
#   Northwest Bancshares, Inc.......................... 2,350    33,041
#   Ocean Shore Holding Co.............................   183     2,527
    OceanFirst Financial Corp..........................   600    10,656
#*  Ocwen Financial Corp............................... 3,500   154,490
    OFG Bancorp........................................ 1,300    18,954
#   Old National Bancorp............................... 2,280    31,920
#   Old Republic International Corp.................... 3,800    59,356
#   OneBeacon Insurance Group, Ltd. Class A............   140     1,968
#   Oppenheimer Holdings, Inc. Class A.................   400     9,392
    Oritani Financial Corp............................. 1,400    22,036
    Pacific Continental Corp...........................   357     5,034
*   Pacific Mercantile Bancorp.........................    91       570
#   PacWest Bancorp.................................... 1,003    40,230
    Park National Corp.................................   540    42,282
    PartnerRe, Ltd.....................................   970    95,225
    Peapack Gladstone Financial Corp...................   234     4,329
#   Penns Woods Bancorp, Inc...........................    71     3,209
#   People's United Financial, Inc..................... 3,487    49,550
#*  PHH Corp........................................... 1,109    26,915
*   PICO Holdings, Inc.................................   700    16,499
#   Pinnacle Financial Partners, Inc...................   630    20,563

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Platinum Underwriters Holdings, Ltd................    933 $ 53,032
    PNC Financial Services Group, Inc. (The)...........  4,300  343,484
#*  Popular, Inc.......................................  1,838   48,523
#*  Portfolio Recovery Associates, Inc.................  1,500   75,330
    Primerica, Inc.....................................  1,519   63,995
    Principal Financial Group, Inc.....................  3,098  134,980
    PrivateBancorp, Inc................................  1,429   40,855
    ProAssurance Corp..................................  1,800   83,628
#   Progressive Corp. (The)............................    900   20,916
    Prosperity Bancshares, Inc.........................  1,262   78,951
#   Protective Life Corp...............................  2,200  107,822
    Provident Financial Services, Inc..................  1,800   31,176
    Prudential Financial, Inc..........................  3,600  303,804
#   Pulaski Financial Corp.............................    143    1,486
#   QC Holdings, Inc...................................    500    1,240
#   Radian Group, Inc..................................  1,100   16,368
#   Raymond James Financial, Inc.......................  1,929   98,205
    Regions Financial Corp.............................  2,091   21,265
    Reinsurance Group of America, Inc..................  1,271   94,906
#   RenaissanceRe Holdings, Ltd........................    779   70,663
#   Renasant Corp......................................    700   20,153
#   Resource America, Inc. Class A.....................    500    4,390
#*  Riverview Bancorp, Inc.............................    500    1,565
#   RLI Corp...........................................  1,320   54,991
#   Rockville Financial, Inc...........................    910   12,085
#   S&T Bancorp, Inc...................................    700   16,373
#   Safety Insurance Group, Inc........................    500   27,040
    Sandy Spring Bancorp, Inc..........................    600   14,982
    SEI Investments Co.................................    954   32,493
    Selective Insurance Group, Inc.....................  1,010   23,755
*   Signature Bank.....................................    442   53,951
#   Simmons First National Corp. Class A...............    600   20,718
    SLM Corp...........................................    731   16,638
o*  Southern Community Financial.......................    401       88
#   Southside Bancshares, Inc..........................    539   14,364
#*  St Joe Co. (The)...................................    800   14,376
    StanCorp Financial Group, Inc......................  1,300   83,525
#   State Auto Financial Corp..........................  1,300   24,934
    State Street Corp..................................  2,594  173,668
#   Stewart Information Services Corp..................    400   13,004
*   Stifel Financial Corp..............................  1,502   67,815
*   Suffolk Bancorp....................................    200    3,856
#*  Sun Bancorp, Inc...................................    722    2,289
    SunTrust Banks, Inc................................  5,080  188,062
    Susquehanna Bancshares, Inc........................  3,894   42,172
*   SVB Financial Group................................    900  101,007
*   SWS Group, Inc.....................................    600    4,608
    Symetra Financial Corp.............................  1,723   32,995
    Synovus Financial Corp............................. 15,496   51,912
    T Rowe Price Group, Inc............................    400   31,376
#   TCF Financial Corp.................................  2,700   43,470
#   TD Ameritrade Holding Corp.........................  1,900   59,375
*   Tejon Ranch Co.....................................    451   15,388

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
#*  Texas Capital Bancshares, Inc......................    900 $    53,523
#*  TFS Financial Corp.................................  2,603      29,882
#   Tompkins Financial Corp............................    305      14,305
#   Torchmark Corp.....................................  1,000      75,150
#   Tower Group International, Ltd.....................  1,359       3,398
#   TowneBank..........................................    721      10,844
    Travelers Cos., Inc. (The).........................  3,008     244,490
#*  Tree.com, Inc......................................    500      16,225
#   TrustCo Bank Corp..................................  2,597      16,958
#   Trustmark Corp.....................................  1,700      40,392
    U.S. Bancorp.......................................  8,200     325,786
#   UMB Financial Corp.................................  1,200      71,148
#   Umpqua Holdings Corp...............................  3,092      54,296
#   Union Bankshares Inc/Morrisville...................     64       1,428
    Union First Market Bankshares Corp.................  1,129      26,046
#   United Bankshares, Inc.............................  1,400      41,846
*   United Community Banks, Inc........................    223       3,720
    United Financial Bancorp, Inc......................    711      12,606
    United Fire Group, Inc.............................    700      17,570
#   Universal Insurance Holdings, Inc..................  1,300      14,495
    Univest Corp. of Pennsylvania......................    600      11,268
    Unum Group.........................................  2,772      89,258
    Validus Holdings, Ltd..............................  2,319      83,298
#   Valley National Bancorp............................  3,926      38,043
#   ViewPoint Financial Group, Inc.....................    571      14,058
#*  Virginia Commerce Bancorp, Inc.....................    565       9,187
#   Waddell & Reed Financial, Inc. Class A.............    600      38,892
#*  Walker & Dunlop, Inc...............................    600       8,424
    Washington Federal, Inc............................  3,000      65,640
    Washington Trust Bancorp, Inc......................    517      17,030
#*  Waterstone Financial, Inc..........................  1,097      11,587
#   Webster Financial Corp.............................  1,903      57,737
    Wells Fargo & Co................................... 31,743   1,439,228
    WesBanco, Inc......................................    680      19,421
#   Westamerica Bancorporation.........................    530      26,161
*   Western Alliance Bancorp...........................  1,825      40,917
    Westwood Holdings Group, Inc.......................     77       4,402
#   Willis Group Holdings P.L.C........................  1,454      62,609
#   Wilshire Bancorp, Inc..............................  1,608      16,016
#   Wintrust Financial Corp............................  1,001      43,874
#*  World Acceptance Corp..............................    300      28,707
#   WR Berkley Corp....................................  2,300      89,148
    XL Group P.L.C.....................................  4,023     115,621
#   Zions BanCorp......................................  3,500     100,625
                                                               -----------
Total Financials.......................................         21,233,138
                                                               -----------
Industrials -- (12.8%)
    3M Co..............................................  1,200     153,828
    AAON, Inc..........................................    960      28,474
#   AAR Corp...........................................    800      21,320
    ABM Industries, Inc................................    800      21,328
*   ACCO Brands Corp...................................    759       4,410
#   Acorn Energy, Inc..................................    100         347

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#   Actuant Corp. Class A.............................. 1,900  $ 65,018
#   Acuity Brands, Inc.................................   400    50,816
#   ADT Corp. (The).................................... 1,422    42,717
#*  Advisory Board Co. (The)...........................   400    25,324
*   AECOM Technology Corp.............................. 1,444    41,399
#*  Aegion Corp........................................   700    14,364
#*  Aerovironment, Inc.................................   700    20,874
    AGCO Corp.......................................... 1,100    58,663
    Alamo Group, Inc...................................   400    20,088
    Alaska Air Group, Inc.............................. 1,600   126,512
    Albany International Corp. Class A.................   486    16,801
#   Allegiant Travel Co................................   400    36,428
#*  Allegion P.L.C.....................................   433    21,369
#   Alliant Techsystems, Inc...........................   848   121,858
o*  Allied Defense Group, Inc..........................   300        24
#   Altra Industrial Motion Corp.......................   800    25,088
    AMERCO.............................................   600   133,638
#*  American Airlines Group, Inc....................... 1,900    63,745
#   American Railcar Industries, Inc...................   600    29,352
#   American Science & Engineering, Inc................   200    13,678
#*  American Woodmark Corp.............................   490    17,204
#   AMETEK, Inc........................................   675    33,358
    Ampco-Pittsburgh Corp..............................   300     5,343
    AO Smith Corp...................................... 1,700    80,274
#   Apogee Enterprises, Inc............................ 1,000    33,800
    Applied Industrial Technologies, Inc...............   900    45,486
*   ARC Document Solutions, Inc........................   900     6,822
#   Arkansas Best Corp.................................   600    20,574
*   Armstrong World Industries, Inc....................   549    30,568
#   Astec Industries, Inc..............................   500    18,600
*   Astronics Corp.....................................   506    30,651
#*  Astronics Corp. Class B............................   101     6,067
#*  Atlas Air Worldwide Holdings, Inc..................   850    30,030
#*  Avis Budget Group, Inc............................. 2,700   101,817
#   AZZ, Inc...........................................   600    25,086
#*  B/E Aerospace, Inc................................. 1,100    87,417
    Babcock & Wilcox Co. (The)......................... 1,200    41,136
#   Barnes Group, Inc.................................. 1,620    60,653
    Barrett Business Services, Inc.....................   300    23,523
*   Beacon Roofing Supply, Inc......................... 1,200    45,348
*   Blount International, Inc..........................   500     6,410
#*  BlueLinx Holdings, Inc............................. 2,778     4,417
    Boeing Co. (The)................................... 1,000   125,260
    Brady Corp. Class A................................ 1,100    30,096
#   Briggs & Stratton Corp............................. 1,200    25,284
    Brink's Co. (The)..................................   997    31,545
#*  CAI International, Inc.............................   600    12,414
    Carlisle Cos., Inc................................. 1,000    74,530
#*  Casella Waste Systems, Inc. Class A................   700     3,591
#   Caterpillar, Inc................................... 1,000    93,910
    CDI Corp...........................................   700    11,984
    Ceco Environmental Corp............................   329     5,113
#   Celadon Group, Inc.................................   500    10,390

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#   CH Robinson Worldwide, Inc.........................   300  $ 17,562
    Chicago Bridge & Iron Co. NV.......................   112     8,399
#   Cintas Corp........................................ 1,600    91,312
    CIRCOR International, Inc..........................   500    36,010
#   CLARCOR, Inc.......................................   900    49,878
#*  Clean Harbors, Inc.................................   400    22,432
#*  CNH Industrial NV..................................   535     5,639
#*  Colfax Corp........................................   900    54,225
*   Columbus McKinnon Corp.............................   500    12,360
    Comfort Systems USA, Inc........................... 1,200    20,448
#*  Commercial Vehicle Group, Inc......................   400     3,200
#   Con-way, Inc....................................... 1,428    54,935
*   Consolidated Graphics, Inc.........................   300    19,452
#*  Copart, Inc........................................   760    26,053
#   Corporate Executive Board Co. (The)................   400    29,240
#   Covanta Holding Corp............................... 2,083    37,494
*   Covenant Transportation Group, Inc. Class A........   100       876
*   CRA International, Inc.............................   300     5,658
    Crane Co...........................................   900    56,844
    CSX Corp........................................... 6,100   164,151
#   Cubic Corp.........................................   600    29,718
    Cummins, Inc.......................................   300    38,094
    Curtiss-Wright Corp................................ 1,200    73,704
    Danaher Corp....................................... 2,000   148,780
    Deere & Co.........................................   600    51,576
    Delta Air Lines, Inc............................... 5,168   158,192
    Deluxe Corp........................................ 1,100    53,405
#*  DigitalGlobe, Inc.................................. 1,670    63,761
#   Donaldson Co., Inc.................................   800    33,008
#   Dover Corp......................................... 1,000    86,560
#   Dun & Bradstreet Corp. (The).......................   224    24,640
*   DXP Enterprises, Inc...............................   200    19,208
*   Dycom Industries, Inc..............................   700    19,481
#   Eastern Co. (The)..................................   142     2,207
    Eaton Corp. P.L.C.................................. 1,916   140,040
#   EMCOR Group, Inc................................... 1,600    68,016
    Emerson Electric Co................................ 1,500    98,910
    Encore Wire Corp...................................   700    35,763
#*  Energy Recovery, Inc...............................   992     4,246
#*  EnerNOC, Inc.......................................   785    17,584
#   EnerSys, Inc....................................... 1,200    81,672
#*  Engility Holdings, Inc.............................   266    10,190
#*  EnPro Industries, Inc..............................   600    43,524
    Equifax, Inc.......................................   900    63,054
#   ESCO Technologies, Inc.............................   700    24,430
#*  Esterline Technologies Corp........................   800    82,360
    Exelis, Inc........................................ 5,124   100,379
#   Expeditors International of Washington, Inc........   700    28,602
    Exponent, Inc......................................   300    21,666
#   Fastenal Co........................................   600    26,358
*   Federal Signal Corp................................ 1,700    20,944
    FedEx Corp......................................... 2,068   275,706
#*  Flow International Corp............................   319     1,289

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Flowserve Corp.....................................    600 $ 43,398
    Fluor Corp.........................................    785   59,629
    Fortune Brands Home & Security, Inc................    270   12,166
    Forward Air Corp...................................    500   22,270
#*  Franklin Covey Co..................................    700   13,377
    Franklin Electric Co., Inc.........................  1,000   39,840
#   FreightCar America, Inc............................    300    6,894
#*  FTI Consulting, Inc................................  1,200   44,484
#*  Fuel Tech, Inc.....................................    600    3,972
    G&K Services, Inc. Class A.........................    500   27,945
#   GATX Corp..........................................  1,400   81,060
#*  GenCorp, Inc.......................................  1,200   20,424
    Generac Holdings, Inc..............................  1,093   52,606
#   General Cable Corp.................................  1,052   30,014
    General Dynamics Corp..............................  1,200  121,572
    General Electric Co................................ 38,178  959,413
#*  Genesee & Wyoming, Inc. Class A....................    800   72,272
#*  Gibraltar Industries, Inc..........................    800   14,288
    Gorman-Rupp Co. (The)..............................    625   19,894
*   GP Strategies Corp.................................    600   16,650
#   Graco, Inc.........................................    400   27,796
#*  GrafTech International, Ltd........................  2,352   24,108
    Graham Corp........................................    250    8,927
#   Granite Construction, Inc..........................  1,100   36,619
#*  Great Lakes Dredge & Dock Corp.....................  1,000    7,530
#*  Greenbrier Cos., Inc...............................    700   25,683
#   Griffon Corp.......................................  1,100   13,816
*   H&E Equipment Services, Inc........................    100    3,028
    Hardinge, Inc......................................    300    4,131
#   Harsco Corp........................................  2,094   53,167
#   Heartland Express, Inc.............................  1,500   31,590
#   HEICO Corp.........................................    262   13,944
    HEICO Corp. Class A................................    471   18,345
#*  Heritage-Crystal Clean, Inc........................     99    1,645
    Herman Miller, Inc.................................    900   25,227
#*  Hertz Global Holdings, Inc.........................  2,888   75,146
#*  Hexcel Corp........................................    900   37,512
#*  Hill International, Inc............................    900    4,086
#   HNI Corp...........................................    932   31,977
    Honeywell International, Inc.......................  1,400  127,722
    Houston Wire & Cable Co............................    221    2,924
*   Hub Group, Inc. Class A............................    700   29,015
#   Hubbell, Inc. Class A..............................    100   10,571
#   Hubbell, Inc. Class B..............................    300   35,019
#*  Hudson Global, Inc.................................    700    2,779
    Huntington Ingalls Industries, Inc.................    999   94,925
    Hurco Cos., Inc....................................    200    5,184
*   Huron Consulting Group, Inc........................    413   27,357
    Hyster-Yale Materials Handling, Inc................    400   34,304
*   ICF International, Inc.............................    350   11,781
    IDEX Corp..........................................  1,520  109,455
#*  IHS, Inc. Class A..................................    300   34,023
#*  II-VI, Inc.........................................  1,177   17,973

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Illinois Tool Works, Inc........................... 1,200  $ 94,644
#   Ingersoll-Rand P.L.C............................... 1,300    76,427
#*  InnerWorkings, Inc.................................   640     4,826
#*  Innovative Solutions & Support, Inc................   400     2,720
    Insteel Industries, Inc............................   400     7,452
#*  Integrated Electrical Services, Inc................   500     3,050
#   Interface, Inc..................................... 1,285    26,921
#   Iron Mountain, Inc.................................   653    17,246
#   ITT Corp........................................... 1,500    61,425
#*  Jacobs Engineering Group, Inc......................   833    50,571
#   JB Hunt Transport Services, Inc....................   420    31,521
#*  JetBlue Airways Corp............................... 7,800    68,328
#   Joy Global, Inc....................................   300    15,837
#   Kaman Corp.........................................   600    23,256
#   Kansas City Southern............................... 1,600   168,944
#   KAR Auction Services, Inc.......................... 1,819    50,605
    KBR, Inc...........................................   800    25,040
#   Kelly Services, Inc. Class A.......................   632    15,155
    Kennametal, Inc.................................... 1,500    65,010
*   Key Technology, Inc................................   200     2,548
    Kforce, Inc........................................   856    15,519
#*  Kirby Corp......................................... 1,300   129,727
    Knight Transportation, Inc......................... 2,000    42,700
#   Knoll, Inc.........................................   628    10,425
*   Korn/Ferry International...........................   806    18,909
#   L-3 Communications Holdings, Inc................... 1,600   177,712
#   Landstar System, Inc...............................   400    22,976
#*  Lawson Products, Inc...............................   185     2,631
#*  Layne Christensen Co...............................   500     8,480
#   LB Foster Co. Class A..............................   200     8,612
    Lennox International, Inc..........................   560    48,474
    Lincoln Electric Holdings, Inc.....................   608    42,074
#   Lindsay Corp.......................................   300    25,500
#*  LMI Aerospace, Inc.................................   300     4,140
    Lockheed Martin Corp...............................   324    48,895
    LSI Industries, Inc................................   700     5,908
#   Manitowoc Co., Inc. (The).......................... 2,048    58,266
#   Manpowergroup, Inc................................. 1,514   117,941
#   Marten Transport, Ltd..............................   900    17,163
#*  MasTec, Inc........................................ 1,477    53,083
#   Mastech Holdings, Inc..............................    55       769
#   Matson, Inc........................................ 1,017    24,337
#   McGrath RentCorp...................................   700    25,634
#*  Metalico, Inc...................................... 1,567     2,836
*   Mfri, Inc..........................................   200     2,904
*   Middleby Corp......................................   215    53,015
#   Miller Industries, Inc.............................   300     5,502
    Mine Safety Appliances Co.......................... 1,000    50,380
#*  Mobile Mini, Inc................................... 1,081    41,802
*   Moog, Inc. Class A................................. 1,100    66,066
#*  Moog, Inc. Class B.................................   138     8,310
    Mueller Industries, Inc............................ 1,100    68,464
    Mueller Water Products, Inc. Class A............... 3,445    29,903

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Multi-Color Corp...................................   432  $ 15,535
*   Navigant Consulting, Inc........................... 1,100    19,327
#   NL Industries, Inc.................................   941    10,389
#   Nordson Corp.......................................   400    27,728
    Norfolk Southern Corp.............................. 3,180   294,436
    Northrop Grumman Corp.............................. 1,795   207,412
*   Northwest Pipe Co..................................   100     3,508
*   Old Dominion Freight Line, Inc..................... 1,800    97,632
#   Omega Flex, Inc....................................   169     3,373
*   On Assignment, Inc................................. 1,100    32,648
#*  Orbital Sciences Corp.............................. 1,000    24,450
*   Orion Energy Systems, Inc..........................   900     5,931
*   Orion Marine Group, Inc............................ 1,000    11,200
    Oshkosh Corp....................................... 1,336    72,331
#*  Owens Corning...................................... 2,256    86,066
    PACCAR, Inc........................................   350    19,600
*   PAM Transportation Services, Inc...................   300     5,940
*   Park-Ohio Holdings Corp............................   200     9,560
    Parker Hannifin Corp...............................   500    56,685
*   Patrick Industries, Inc............................   117     4,212
    Pentair, Ltd....................................... 2,088   155,201
*   PGT, Inc...........................................   148     1,581
#   Pitney Bowes, Inc..................................   300     7,554
#*  PMFG, Inc..........................................   256     1,912
    Powell Industries, Inc.............................   300    18,423
#*  PowerSecure International, Inc.....................   500     9,650
#   Precision Castparts Corp...........................   200    50,950
#   Preformed Line Products Co.........................   191    12,889
#   Primoris Services Corp.............................   847    26,909
#*  Proto Labs, Inc....................................   146    11,587
#   Quad/Graphics, Inc.................................   200     4,586
#   Quanex Building Products Corp...................... 1,000    18,950
#*  Quanta Services, Inc............................... 1,500    46,755
#   Raven Industries, Inc..............................   600    22,470
#   Raytheon Co........................................ 1,600   152,112
#*  RBC Bearings, Inc..................................   700    45,388
#*  RCM Technologies, Inc..............................   400     2,692
#   Regal-Beloit Corp.................................. 1,000    74,090
*   Republic Airways Holdings, Inc..................... 1,000     9,810
    Republic Services, Inc............................. 2,910    93,207
*   Roadrunner Transportation Systems, Inc.............   799    20,974
#   Robert Half International, Inc.....................   500    20,890
#   Rockwell Automation, Inc...........................   500    57,420
#   Rockwell Collins, Inc..............................   500    37,780
#   Rollins, Inc....................................... 1,060    30,549
#   Roper Industries, Inc.............................. 1,300   178,412
    RR Donnelley & Sons Co............................. 3,900    72,033
#*  Rush Enterprises, Inc. Class A.....................   750    20,730
    Ryder System, Inc.................................. 1,300    92,547
#*  Saia, Inc..........................................   450    15,147
    Simpson Manufacturing Co., Inc..................... 1,400    45,640
    SkyWest, Inc.......................................   900    11,709
*   SL Industries, Inc.................................   200     5,204

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Snap-on, Inc....................................... 1,000  $100,150
#*  Spirit Aerosystems Holdings, Inc. Class A.......... 1,500    50,865
*   Spirit Airlines, Inc...............................   800    37,520
#   SPX Corp...........................................   746    74,279
    Standex International Corp.........................   300    17,064
    Stanley Black & Decker, Inc........................ 1,100    85,140
    Steelcase, Inc. Class A............................ 2,300    33,971
*   Stericycle, Inc....................................   300    35,118
    Sun Hydraulics Corp................................   462    16,886
#*  Swift Transportation Co............................ 1,700    37,060
#   Sypris Solutions, Inc..............................   700     2,093
    TAL International Group, Inc.......................   900    38,727
#*  Taser International, Inc........................... 1,471    23,624
#*  Team, Inc..........................................   500    21,165
#*  Tecumseh Products Co. Class A......................   300     2,520
*   Teledyne Technologies, Inc.........................   800    73,496
#   Tennant Co.........................................   300    19,239
#   Terex Corp......................................... 1,939    79,499
#*  Tetra Tech, Inc.................................... 1,600    47,216
#   Textainer Group Holdings, Ltd......................   800    29,032
#   Textron, Inc....................................... 2,314    82,147
    Timken Co.......................................... 1,100    61,963
#   Titan International, Inc...........................   755    12,654
#*  Titan Machinery, Inc...............................   261     4,254
#   Toro Co. (The).....................................   400    25,344
    Towers Watson & Co. Class A........................   400    46,768
#   TransDigm Group, Inc...............................   100    16,703
#*  Trex Co., Inc......................................   222    15,613
*   Trimas Corp........................................   456    15,869
#   Trinity Industries, Inc............................ 1,900   110,637
#   Triumph Group, Inc................................. 1,120    76,630
*   TrueBlue, Inc......................................   575    14,105
*   Tutor Perini Corp..................................   624    14,102
#   Twin Disc, Inc.....................................   400     9,428
    Tyco International, Ltd............................ 1,405    56,888
*   Ultralife Corp.....................................   400     1,664
    UniFirst Corp......................................   440    46,552
    Union Pacific Corp................................. 2,900   505,296
#*  United Continental Holdings, Inc................... 1,700    77,928
    United Parcel Service, Inc. Class B................ 1,100   104,753
#*  United Rentals, Inc................................   425    34,399
#   United Stationers, Inc.............................   900    37,287
    United Technologies Corp........................... 1,655   188,703
#   Universal Forest Products, Inc.....................   600    31,530
#   Universal Truckload Services, Inc..................   325     9,428
    URS Corp........................................... 1,700    85,340
    US Ecology, Inc....................................   400    14,304
#*  USG Corp........................................... 1,447    44,278
    UTi Worldwide, Inc................................. 1,678    26,277
#   Valmont Industries, Inc............................   500    73,190
*   Verisk Analytics, Inc. Class A.....................   350    22,351
*   Versar, Inc........................................   300     1,467
    Viad Corp..........................................   600    15,774

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Vicor Corp.........................................   655  $     6,766
#*  Virco Manufacturing Corp...........................   285          758
#*  Volt Information Sciences, Inc.....................   900        8,995
#*  Wabash National Corp...............................   600        8,226
*   WABCO Holdings, Inc................................   200       17,244
    Wabtec Corp........................................   600       44,286
#   Waste Connections, Inc............................. 2,000       81,760
    Waste Management, Inc.............................. 1,174       49,050
    Watsco, Inc........................................   400       37,848
    Watts Water Technologies, Inc. Class A.............   800       44,816
#   Werner Enterprises, Inc............................ 1,700       44,302
#*  Wesco Aircraft Holdings, Inc.......................    52        1,162
#*  WESCO International, Inc...........................   649       53,841
#   Woodward, Inc...................................... 1,000       42,850
    WW Grainger, Inc...................................   120       28,138
    Xylem, Inc......................................... 1,471       49,073
                                                               -----------
Total Industrials......................................         15,310,578
                                                               -----------
Information Technology -- (11.4%)
#*  3D Systems Corp....................................   900       69,957
*   Accelrys, Inc...................................... 1,200       15,096
    Accenture P.L.C. Class A...........................   500       39,940
*   ACI Worldwide, Inc.................................   561       34,002
*   Acxiom Corp........................................ 2,300       82,708
#*  ADDvantage Technologies Group, Inc.................   400        1,316
*   Adobe Systems, Inc.................................   824       48,772
#   ADTRAN, Inc........................................   600       15,234
*   Advanced Energy Industries, Inc.................... 1,100       30,030
#*  Advanced Micro Devices, Inc........................ 3,816       13,089
#   Advent Software, Inc...............................   859       28,227
*   Akamai Technologies, Inc...........................   612       29,180
*   Alliance Data Systems Corp.........................   100       23,966
    Altera Corp........................................   500       16,715
    Amdocs, Ltd........................................ 1,200       51,912
#   American Software, Inc. Class A....................   900        9,072
#*  Amkor Technology, Inc.............................. 4,400       23,320
#   Amphenol Corp. Class A.............................   600       52,128
*   Amtech Systems, Inc................................   400        3,868
    Analog Devices, Inc................................ 1,343       64,827
#*  Anaren, Inc........................................   500       13,975
    Anixter International, Inc.........................   736       64,562
*   ANSYS, Inc.........................................   300       23,559
#*  AOL, Inc........................................... 2,187      100,777
    Apple, Inc......................................... 2,000    1,001,200
    Applied Materials, Inc.............................   602       10,126
#*  Applied Micro Circuits Corp........................ 1,196       12,080
#*  ARRIS Group, Inc................................... 2,960       76,664
*   Arrow Electronics, Inc............................. 1,426       73,268
*   Aspen Technology, Inc.............................. 1,102       50,218
#*  Atmel Corp......................................... 1,400       11,704
*   ATMI, Inc..........................................   900       24,912
#*  Autodesk, Inc......................................   700       35,875
    Automatic Data Processing, Inc..................... 1,000       76,600

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
    Avago Technologies, Ltd............................    600 $ 32,784
#*  Aviat Networks, Inc................................    210      399
    Avnet, Inc.........................................  1,633   67,067
    AVX Corp...........................................  3,100   40,052
#*  Aware, Inc.........................................    900    5,850
*   AXT, Inc...........................................    300      732
#   Badger Meter, Inc..................................    300   15,282
    Belden, Inc........................................  1,200   77,652
*   Benchmark Electronics, Inc.........................  1,800   40,914
#   Black Box Corp.....................................    600   16,446
#   Blackbaud, Inc.....................................    350   12,061
#*  Blucora, Inc.......................................  1,000   25,610
#*  Bottomline Technologies de, Inc....................    822   28,458
#   Broadcom Corp. Class A.............................  1,212   36,069
    Broadridge Financial Solutions, Inc................    813   29,504
*   Brocade Communications Systems, Inc................  4,903   45,794
    Brooks Automation, Inc.............................  1,100   11,165
*   Bsquare Corp.......................................    300    1,053
#*  BTU International, Inc.............................    300      876
    CA, Inc............................................  2,509   80,489
*   Cabot Microelectronics Corp........................    600   24,192
#*  CACI International, Inc. Class A...................    606   44,856
*   Cadence Design Systems, Inc........................    600    8,472
#*  CalAmp Corp........................................    500   14,740
*   Calix, Inc.........................................    993    7,874
*   Cardtronics, Inc...................................    413   15,909
#*  Ceva, Inc..........................................     95    1,652
*   Checkpoint Systems, Inc............................    567    7,564
#*  Cirrus Logic, Inc..................................    417    7,302
    Cisco Systems, Inc................................. 14,702  322,121
*   Citrix Systems, Inc................................    400   21,628
#*  Cognex Corp........................................  2,280   89,946
*   Cognizant Technology Solutions Corp. Class A.......    400   38,768
#*  Coherent, Inc......................................    700   46,788
    Cohu, Inc..........................................    600    6,216
#*  CommVault Systems, Inc.............................    200   13,814
    Computer Sciences Corp.............................  2,500  151,025
    Computer Task Group, Inc...........................    500    8,080
    Compuware Corp.....................................  3,943   39,982
#   Comtech Telecommunications Corp....................    587   17,856
#*  Concur Technologies, Inc...........................    600   72,804
#   Convergys Corp.....................................  2,800   57,036
*   Conversant, Inc....................................  1,430   30,745
*   CoreLogic, Inc.....................................  2,743   87,364
#*  CoStar Group, Inc..................................    383   65,891
#*  Cray, Inc..........................................    985   29,048
#*  Cree, Inc..........................................  1,761  106,400
#*  Crexendo, Inc......................................    200      615
    CSG Systems International, Inc.....................    860   25,766
#*  CyberOptics Corp...................................    300    2,070
    Daktronics, Inc....................................    587    8,576
*   Dealertrack Technologies, Inc......................  1,000   46,650
#   Diebold, Inc.......................................  1,200   40,308

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
#   Digimarc Corp......................................   128  $  4,682
*   Diodes, Inc........................................   900    20,619
*   DSP Group, Inc.....................................   600     5,376
    DST Systems, Inc...................................   620    56,420
    EarthLink Holdings Corp............................ 3,100    13,454
*   eBay, Inc.......................................... 2,200   117,040
#   Ebix, Inc..........................................   762    10,348
*   EchoStar Corp. Class A.............................   422    19,847
    Electro Rent Corp..................................   677    11,387
    Electro Scientific Industries, Inc.................   800     8,672
*   Electronic Arts, Inc............................... 1,500    39,600
*   Electronics for Imaging, Inc....................... 1,016    43,048
    EMC Corp........................................... 4,800   116,352
#*  Emcore Corp........................................   300     1,461
#*  Emulex Corp........................................ 1,500    11,040
*   Entegris, Inc...................................... 3,153    33,170
*   Envestnet, Inc.....................................   684    29,241
    EPIQ Systems, Inc..................................   900    12,924
*   ePlus, Inc.........................................   109     5,879
#*  Equinix, Inc.......................................   238    44,078
*   Euronet Worldwide, Inc............................. 1,400    60,004
*   Exar Corp.......................................... 1,140    12,551
#*  ExlService Holdings, Inc...........................   500    12,575
*   Extreme Networks................................... 2,847    20,840
#*  F5 Networks, Inc...................................   300    32,100
#*  Fabrinet...........................................   700    12,929
#   FactSet Research Systems, Inc......................   100    10,577
    Fair Isaac Corp....................................   900    48,924
#*  Fairchild Semiconductor International, Inc......... 3,216    41,036
#*  FalconStor Software, Inc...........................   700     1,050
*   FARO Technologies, Inc.............................   300    15,516
#   FEI Co.............................................   800    74,976
    Fidelity National Information Services, Inc........ 4,349   220,494
#*  Finisar Corp....................................... 2,200    52,162
#*  First Solar, Inc................................... 1,130    57,155
*   Fiserv, Inc........................................ 3,000   168,150
    FLIR Systems, Inc..................................   800    25,376
#   Forrester Research, Inc............................   400    15,016
#*  Fortinet, Inc......................................   500    10,600
#*  Frequency Electronics, Inc.........................   300     3,627
#*  Gartner, Inc.......................................   300    21,099
*   Genpact, Ltd....................................... 2,845    48,280
#   Global Payments, Inc...............................   675    44,611
*   Google, Inc. Class A...............................   400   472,388
*   Guidewire Software, Inc............................   500    23,605
*   Harmonic, Inc...................................... 1,360     8,922
    Harris Corp........................................   300    20,802
#   Heartland Payment Systems, Inc.....................   628    27,073
    Hewlett-Packard Co................................. 5,074   147,146
#*  Hittite Microwave Corp.............................   617    35,385
    IAC/InterActiveCorp................................ 1,207    84,538
#*  ID Systems, Inc....................................   400     2,420
*   Identive Group, Inc................................ 1,108     1,085

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   iGATE Corp.........................................    600 $ 20,250
#*  Ikanos Communications, Inc.........................    410      410
*   Imation Corp.......................................    400    1,924
#*  Immersion Corp.....................................    800    9,360
#*  Infinera Corp......................................  1,900   16,568
*   Informatica Corp...................................    400   16,144
*   Ingram Micro, Inc. Class A.........................  2,108   52,742
#*  Innodata, Inc......................................    200      578
*   Insight Enterprises, Inc...........................    900   18,990
*   Integrated Device Technology, Inc..................  3,014   29,085
*   Interactive Intelligence Group, Inc................    200   15,188
#   InterDigital, Inc..................................    694   19,952
#*  Internap Network Services Corp.....................  1,600   13,040
    International Business Machines Corp...............  2,000  353,360
#*  International Rectifier Corp.......................  1,127   29,313
*   Interphase Corp....................................    200      788
#   Intersil Corp. Class A.............................  3,200   36,288
#*  Intevac, Inc.......................................    700    5,194
*   IntraLinks Holdings, Inc...........................     96    1,016
#*  IntriCon Corp......................................    200      894
#   Intuit, Inc........................................    400   29,300
#*  IPG Photonics Corp.................................    260   17,386
#*  Itron, Inc.........................................  1,000   40,380
*   Ixia...............................................  1,573   20,119
#   j2 Global, Inc.....................................  1,050   47,617
    Jabil Circuit, Inc.................................  1,000   17,970
    Jack Henry & Associates, Inc.......................  1,056   58,904
#*  JDS Uniphase Corp..................................  1,700   22,593
*   Juniper Networks, Inc..............................  1,189   31,639
    KLA-Tencor Corp....................................    900   55,323
*   Kulicke & Soffa Industries, Inc....................  1,300   15,132
*   Lam Research Corp..................................  2,587  130,928
*   Lattice Semiconductor Corp.........................  2,800   16,184
#   Leidos Holdings, Inc...............................    748   33,914
#   Lexmark International, Inc. Class A................  1,000   39,190
#   Linear Technology Corp.............................    740   32,960
*   Lionbridge Technologies, Inc.......................    322    1,771
    Littelfuse, Inc....................................    600   53,700
*   LoJack Corp........................................    600    2,376
    LSI Corp...........................................  1,600   17,648
*   Magnachip Semiconductor Corp.......................    652   10,308
*   Manhattan Associates, Inc..........................  1,280   43,162
#   ManTech International Corp. Class A................    600   17,460
    MasterCard, Inc. Class A...........................  2,000  151,360
    Maxim Integrated Products, Inc.....................  1,178   35,646
    MAXIMUS, Inc.......................................  1,600   67,792
#*  Measurement Specialties, Inc.......................    500   27,585
    Mentor Graphics Corp...............................  3,300   68,640
    Methode Electronics, Inc...........................    707   23,798
    Micrel, Inc........................................    552    5,509
#   Microchip Technology, Inc..........................    600   26,916
*   Micron Technology, Inc............................. 10,475  241,344
#*  MICROS Systems, Inc................................    200   11,106

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
#*  Microsemi Corp.....................................  2,307 $ 54,076
    Microsoft Corp..................................... 14,200  537,470
    MKS Instruments, Inc...............................  1,500   45,195
#*  ModusLink Global Solutions, Inc....................    900    4,635
*   Monolithic Power Systems, Inc......................  1,260   41,189
    Monotype Imaging Holdings, Inc.....................    800   23,336
#*  Monster Worldwide, Inc.............................  3,200   19,584
    Motorola Solutions, Inc............................    347   22,139
*   Move, Inc..........................................    523    7,395
#   MTS Systems Corp...................................    300   21,099
#*  Multi-Fineline Electronix, Inc.....................    800   11,040
*   NAPCO Security Technologies, Inc...................    600    4,374
#   National Instruments Corp..........................  1,500   43,500
#*  NCR Corp...........................................    800   28,152
#   NetApp, Inc........................................  1,861   78,795
#*  NETGEAR, Inc.......................................    825   26,326
*   Netscout Systems, Inc..............................  1,100   38,852
#*  NetSuite, Inc......................................    348   36,603
#*  NeuStar, Inc. Class A..............................    700   23,723
*   Newport Corp.......................................    800   14,512
#   NIC, Inc...........................................    700   15,218
#*  Oclaro, Inc........................................    500    1,335
#*  OmniVision Technologies, Inc.......................    800   12,312
#*  ON Semiconductor Corp..............................  3,364   28,123
#*  OpenTable, Inc.....................................    132    9,937
    Oracle Corp........................................  6,000  221,400
#*  OSI Systems, Inc...................................    500   28,965
*   PAR Technology Corp................................    400    2,164
    Park Electrochemical Corp..........................    600   18,102
#   Paychex, Inc.......................................    800   33,456
#   PC Connection, Inc.................................  1,000   20,460
    PC-Tel, Inc........................................    700    5,747
*   PCM, Inc...........................................    400    4,000
#*  PDF Solutions, Inc.................................    800   18,960
    Pegasystems, Inc...................................    213    9,679
*   Performance Technologies, Inc......................    400    1,488
#*  Planar Systems, Inc................................    569    1,428
    Plantronics, Inc...................................    800   34,344
#*  Plexus Corp........................................    700   27,370
*   PMC - Sierra, Inc..................................  4,949   32,416
*   Polycom, Inc.......................................  1,800   21,474
#   Power Integrations, Inc............................    428   25,350
*   Progress Software Corp.............................  1,500   36,255
*   PTC, Inc...........................................    700   24,976
#   QAD, Inc. Class B..................................    101    1,647
*   QLogic Corp........................................  1,500   17,355
    QUALCOMM, Inc......................................  3,200  237,504
*   Qumu Corp..........................................    400    6,028
#*  Rackspace Hosting, Inc.............................    300   10,923
#*  Rambus, Inc........................................  2,047   18,239
#*  RealNetworks, Inc..................................  1,200    8,736
#*  Red Hat, Inc.......................................    800   45,200
#*  Reis, Inc..........................................    200    3,560

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Responsys, Inc.....................................   391  $ 10,561
#*  RF Micro Devices, Inc.............................. 3,801    20,259
#*  Rofin-Sinar Technologies, Inc......................   400     9,240
*   Rogers Corp........................................   400    24,280
#*  Rovi Corp..........................................   515    10,923
#*  Rubicon Technology, Inc............................   590     6,472
#*  Rudolph Technologies, Inc.......................... 1,000    10,990
#*  Salesforce.com, Inc................................   500    30,265
    SanDisk Corp....................................... 1,900   132,145
*   Sanmina Corp....................................... 1,100    18,392
*   Sapient Corp....................................... 2,855    45,766
*   ScanSource, Inc....................................   700    26,278
#   Science Applications International Corp............   427    15,803
*   Seachange International, Inc.......................   516     6,171
#   Seagate Technology P.L.C...........................   640    33,830
*   Semtech Corp....................................... 1,100    25,091
#*  ServiceSource International, Inc...................    89       710
*   Sigma Designs, Inc.................................   300     1,407
#*  Silicon Laboratories, Inc..........................   700    33,068
#*  Skyworks Solutions, Inc............................   600    18,150
#*  SolarWinds, Inc....................................   200     7,978
#*  Sonus Networks, Inc................................ 5,500    16,500
*   SS&C Technologies Holdings, Inc.................... 1,365    52,989
#*  Stamps.com, Inc....................................   300    11,838
#*  StarTek, Inc.......................................   300     1,911
#*  Stratasys, Ltd.....................................   200    24,112
#*  SunEdison, Inc..................................... 4,656    64,765
#*  SunPower Corp...................................... 1,332    43,103
#*  Supertex, Inc......................................   200     5,340
*   support.com, Inc................................... 1,000     2,700
*   Sykes Enterprises, Inc............................. 1,080    22,637
    Symantec Corp......................................   700    14,987
#*  Synaptics, Inc.....................................   750    43,770
#*  Synchronoss Technologies, Inc......................   162     4,319
*   SYNNEX Corp........................................   900    50,535
*   Synopsys, Inc...................................... 1,853    73,861
#*  Syntel, Inc........................................   300    25,275
*   Take-Two Interactive Software, Inc................. 2,201    42,215
    TE Connectivity, Ltd............................... 1,113    62,896
*   Tech Data Corp..................................... 1,200    64,704
*   Telenav, Inc.......................................   500     3,250
#*  TeleTech Holdings, Inc............................. 1,009    22,016
#*  Teradata Corp......................................   800    32,896
#*  Teradyne, Inc...................................... 2,728    51,314
    Tessco Technologies, Inc...........................   150     4,993
#   Tessera Technologies, Inc.......................... 1,453    28,842
    Texas Instruments, Inc............................. 1,900    80,560
#*  TIBCO Software, Inc................................   600    12,774
#   Transact Technologies, Inc.........................   400     4,752
#*  Trimble Navigation, Ltd............................   900    29,097
#*  TriQuint Semiconductor, Inc........................ 3,000    24,900
#*  TTM Technologies, Inc.............................. 1,700    13,617
#*  Tyler Technologies, Inc............................   400    42,180

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Ultratech, Inc.....................................   600  $    15,180
*   Unisys Corp........................................   810       27,759
    United Online, Inc.................................   314        3,802
#*  Veeco Instruments, Inc.............................   700       26,607
#*  VeriFone Systems, Inc.............................. 1,800       52,218
*   Verint Systems, Inc................................   500       22,720
#*  VeriSign, Inc......................................   500       29,375
#*  ViaSat, Inc........................................ 1,000       59,510
#*  Viasystems Group, Inc..............................   180        2,351
#*  Video Display Corp.................................   300        1,137
*   Virtusa Corp.......................................   632       21,665
    Visa, Inc. Class A................................. 1,400      301,602
#*  Vishay Intertechnology, Inc........................ 3,100       42,098
*   VistaPrint NV......................................   519       25,369
#*  Web.com Group, Inc.................................   966       32,651
#*  WebMD Health Corp..................................   412       19,735
    Western Digital Corp............................... 2,700      232,659
#*  WEX, Inc...........................................   500       41,180
#   Xilinx, Inc........................................   800       37,136
*   XO Group, Inc......................................   900       10,917
#   Xyratex, Ltd.......................................   789       10,423
*   Yahoo!, Inc........................................ 5,300      190,906
*   Zebra Technologies Corp. Class A...................   849       46,661
#*  Zix Corp........................................... 1,300        5,837
                                                               -----------
Total Information Technology...........................         13,546,659
                                                               -----------
Materials -- (4.5%)
    A Schulman, Inc....................................   719       24,424
#*  AEP Industries, Inc................................   200        8,808
    Air Products & Chemicals, Inc......................   500       52,570
#   Airgas, Inc........................................ 1,000      103,240
    Albemarle Corp.....................................   300       19,254
    Allegheny Technologies, Inc........................   843       26,504
#   AMCOL International Corp...........................   711       24,224
#   American Vanguard Corp.............................   800       18,592
#   Aptargroup, Inc.................................... 1,200       76,560
    Ashland, Inc....................................... 1,241      115,177
    Avery Dennison Corp................................ 1,602       78,931
    Axiall Corp........................................ 1,023       40,818
    Ball Corp..........................................   600       30,714
#   Bemis Co., Inc..................................... 2,200       84,722
#   Cabot Corp......................................... 1,200       58,404
*   Calgon Carbon Corp................................. 1,200       24,372
#   Carpenter Technology Corp..........................   800       46,488
    Celanese Corp. Series A............................   500       25,320
#*  Century Aluminum Co................................ 2,502       29,198
    CF Industries Holdings, Inc........................   400       92,344
*   Chemtura Corp...................................... 2,194       55,026
*   Clearwater Paper Corp..............................   600       34,170
#   Cliffs Natural Resources, Inc...................... 1,248       24,111
*   Coeur Mining, Inc.................................. 1,988       20,178
    Commercial Metals Co............................... 3,400       64,804
#   Compass Minerals International, Inc................   300       23,586

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
#*  Core Molding Technologies, Inc.....................   300  $  3,675
*   Crown Holdings, Inc................................   500    20,550
#   Cytec Industries, Inc.............................. 1,100    98,967
#   Deltic Timber Corp.................................   300    19,293
    Domtar Corp........................................   802    86,143
    Dow Chemical Co. (The)............................. 3,400   154,734
    Eagle Materials, Inc............................... 1,100    86,625
    Eastman Chemical Co................................   900    70,164
    Ecolab, Inc........................................   592    59,520
    EI du Pont de Nemours & Co......................... 1,400    85,414
*   Ferro Corp......................................... 2,200    27,676
    FMC Corp...........................................   600    42,378
    Freeport-McMoRan Copper & Gold, Inc................ 2,808    91,007
#   Friedman Industries, Inc...........................   300     2,499
#   FutureFuel Corp....................................   180     2,945
    Globe Specialty Metals, Inc........................ 1,322    23,109
*   Graphic Packaging Holding Co....................... 5,411    51,404
#   Greif, Inc. Class A................................   600    30,378
    Greif, Inc. Class B................................   234    12,989
#   Hawkins, Inc.......................................   233     8,204
#   Haynes International, Inc..........................   259    13,245
    HB Fuller Co....................................... 1,200    55,896
#   Hecla Mining Co.................................... 6,909    20,934
#*  Horsehead Holding Corp.............................   233     3,570
#   Huntsman Corp...................................... 2,700    59,184
#   Innophos Holdings, Inc.............................   408    19,041
    Innospec, Inc......................................   558    23,905
    International Flavors & Fragrances, Inc............   300    26,004
#   International Paper Co............................. 2,500   119,350
#*  Intrepid Potash, Inc...............................   917    13,480
#   Kaiser Aluminum Corp...............................   500    34,905
*   KapStone Paper and Packaging Corp.................. 2,800    78,316
    KMG Chemicals, Inc.................................   300     4,698
#   Koppers Holdings, Inc..............................   225     8,887
*   Kraton Performance Polymers, Inc...................   400    10,004
#   Kronos Worldwide, Inc..............................   564     8,731
*   Landec Corp........................................   800     8,600
#*  Louisiana-Pacific Corp............................. 3,715    65,124
    LyondellBasell Industries NV Class A...............   962    75,767
#   Martin Marietta Materials, Inc.....................   747    81,430
    Materion Corp......................................   491    13,046
    MeadWestvaco Corp.................................. 2,000    72,140
    Minerals Technologies, Inc......................... 1,200    62,016
    Monsanto Co........................................   900    95,895
#   Mosaic Co. (The)...................................   960    42,874
    Myers Industries, Inc..............................   775    14,841
#   NewMarket Corp.....................................   300   100,458
#   Newmont Mining Corp................................ 2,600    56,160
    Nucor Corp......................................... 1,975    95,491
#   Olin Corp.......................................... 1,700    43,707
#   Olympic Steel, Inc.................................   300     8,307
#*  OM Group, Inc......................................   900    29,106
*   Owens-Illinois, Inc................................ 1,196    38,320

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES   VALUE+
                                                         ------ ----------
Materials -- (Continued)
     Packaging Corp. of America.........................  1,039 $   67,119
#*   Penford Corp.......................................    200      2,476
     PH Glatfelter Co...................................    800     24,792
#    PolyOne Corp.......................................  2,422     86,126
     PPG Industries, Inc................................    340     62,002
     Praxair, Inc.......................................    400     49,888
#    Quaker Chemical Corp...............................    400     27,644
     Reliance Steel & Aluminum Co.......................  1,607    112,410
     Rock Tenn Co. Class A..............................    827     83,924
     Rockwood Holdings, Inc.............................  1,200     82,236
#    Royal Gold, Inc....................................    800     44,752
     RPM International, Inc.............................  2,900    115,043
#*   RTI International Metals, Inc......................    400     12,448
#    Schnitzer Steel Industries, Inc. Class A...........    600     15,852
#    Scotts Miracle-Gro Co. (The) Class A...............    300     17,817
     Sealed Air Corp....................................  2,662     83,028
     Sensient Technologies Corp.........................  1,248     61,052
     Sherwin-Williams Co. (The).........................    200     36,652
     Silgan Holdings, Inc...............................    600     27,498
#    Sonoco Products Co.................................  1,434     59,339
     Steel Dynamics, Inc................................  3,710     61,215
#    Stepan Co..........................................    600     38,034
#*   Stillwater Mining Co...............................  2,900     36,366
*    SunCoke Energy, Inc................................    938     20,805
#*   Texas Industries, Inc..............................    700     52,654
     Tredegar Corp......................................    800     19,832
     Tronox, Ltd. Class A...............................    516     11,331
#*   United States Lime & Minerals, Inc.................    200     10,910
#    United States Steel Corp...........................  2,069     54,022
#    US Silica Holdings, Inc............................    438     12,974
     Valspar Corp. (The)................................    500     35,140
#    Vulcan Materials Co................................  1,494     92,225
#    Walter Energy, Inc.................................    300      3,408
#    Wausau Paper Corp..................................  1,700     23,222
#    Westlake Chemical Corp.............................  1,281    155,693
     Worthington Industries, Inc........................  1,900     77,026
*    WR Grace & Co......................................    400     37,728
#*   Zoltek Cos., Inc...................................    900     15,030
                                                                ----------
Total Materials.........................................         5,413,358
                                                                ----------
Other -- (0.0%)
o*   Brooklyn Federal Bancorp, Inc. Escrow Shares.......    100         --
o#*  Gerber Scientific, Inc. Escrow Shares..............    900         --
o*   Softbrands, Inc. Escrow Shares.....................    600         --
                                                                ----------
Total Other.............................................                --
                                                                ----------
Real Estate Investment Trusts -- (0.0%)
     Parkway Properties, Inc............................    128      2,271
                                                                ----------
Telecommunication Services -- (1.7%)
#    Alteva.............................................     86        718
     AT&T, Inc.......................................... 31,480  1,048,914
#    Atlantic Tele-Network, Inc.........................    400     23,300

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Telecommunication Services -- (Continued)
#*  Cbeyond, Inc.......................................     60 $      436
#   CenturyLink, Inc...................................  3,600    103,896
#*  Cincinnati Bell, Inc...............................  3,500     12,110
    Consolidated Communications Holdings, Inc..........    642     12,570
#   Frontier Communications Corp....................... 13,649     64,150
*   General Communication, Inc. Class A................  1,100     10,703
#   HickoryTech Corp...................................    250      3,578
#   IDT Corp. Class B..................................    504      8,568
    Inteliquent, Inc...................................    300      3,480
#*  Iridium Communications, Inc........................  1,497      9,491
*   Leap Wireless International, Inc...................  2,100     36,855
#   Lumos Networks Corp................................    200      3,802
#*  NII Holdings, Inc..................................    900      2,709
*   ORBCOMM, Inc.......................................  1,200      8,280
#*  Premiere Global Services, Inc......................  1,000     10,900
#   PTGi Holding, Inc..................................     69        253
#*  SBA Communications Corp. Class A...................    500     46,375
#*  Sprint Corp........................................  8,034     66,441
#*  Straight Path Communications, Inc. Class B.........    251      2,068
#   T-Mobile US, Inc...................................    916     28,002
    Telephone & Data Systems, Inc......................  2,313     62,497
#*  tw telecom, Inc....................................    900     26,514
#   United States Cellular Corp........................    324     14,350
    Verizon Communications, Inc........................  8,600    412,972
*   Vonage Holdings Corp...............................  3,429     15,808
#   Windstream Holdings, Inc...........................  4,192     31,356
                                                               ----------
Total Telecommunication Services.......................         2,071,096
                                                               ----------
Utilities -- (1.8%)
    AGL Resources, Inc.................................    500     23,890
    ALLETE, Inc........................................    600     29,988
#   Alliant Energy Corp................................    400     20,784
#   Ameren Corp........................................    900     34,056
    American Electric Power Co., Inc...................    600     29,286
#   American States Water Co...........................    600     17,040
    American Water Works Co., Inc......................    300     12,771
    Aqua America, Inc..................................  1,625     38,919
    Atmos Energy Corp..................................    700     33,607
#   Avista Corp........................................    800     23,064
    Black Hills Corp...................................    700     38,381
    California Water Service Group.....................    600     13,974
    CenterPoint Energy, Inc............................  1,600     37,440
#   Chesapeake Utilities Corp..........................    241     14,183
#   Cleco Corp.........................................    800     39,088
#   Consolidated Edison, Inc...........................    400     21,764
    Dominion Resources, Inc............................  1,200     81,492
    DTE Energy Co......................................    700     47,754
    Duke Energy Corp...................................  1,596    112,709
    Edison International...............................    700     33,712
    El Paso Electric Co................................    800     29,144
    Empire District Electric Co. (The).................    500     11,475
    Entergy Corp.......................................    300     18,909
    Exelon Corp........................................  1,149     33,321

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Utilities -- (Continued)
#   FirstEnergy Corp...................................   500  $ 15,745
#*  Genie Energy, Ltd. Class B.........................   400     4,000
    Great Plains Energy, Inc........................... 1,400    34,552
#   Hawaiian Electric Industries, Inc.................. 1,100    28,622
#   IDACORP, Inc.......................................   600    31,638
#   Integrys Energy Group, Inc.........................   200    10,868
#   ITC Holdings Corp..................................   230    23,805
    Laclede Group, Inc. (The)..........................   300    13,767
    MGE Energy, Inc....................................   400    22,776
    Middlesex Water Co.................................   300     5,970
#   National Fuel Gas Co...............................   300    22,608
#   New Jersey Resources Corp..........................   500    22,800
#   NextEra Energy, Inc................................   900    82,737
    NiSource, Inc...................................... 1,000    34,370
    Northeast Utilities................................   787    34,471
#   Northwest Natural Gas Co...........................   400    16,624
#   NorthWestern Corp..................................   500    22,605
#   NRG Energy, Inc.................................... 4,925   137,161
    OGE Energy Corp....................................   800    27,256
    Ormat Technologies, Inc............................   900    22,185
#   Otter Tail Corp....................................   600    16,704
#   PG&E Corp..........................................   600    25,290
    Piedmont Natural Gas Co., Inc......................   800    26,416
    Pinnacle West Capital Corp.........................   300    15,789
    PNM Resources, Inc................................. 1,400    34,510
#   Portland General Electric Co.......................   700    21,126
    PPL Corp...........................................   800    24,456
    Public Service Enterprise Group, Inc...............   900    30,006
#   Questar Corp....................................... 2,700    62,964
#   SCANA Corp.........................................   400    18,908
#   Sempra Energy......................................   400    37,084
    SJW Corp...........................................   600    17,166
#   South Jersey Industries, Inc.......................   400    21,336
#   Southern Co. (The)................................. 1,400    57,736
    Southwest Gas Corp.................................   600    32,238
#   TECO Energy, Inc...................................   760    12,449
    UGI Corp........................................... 1,324    57,448
#   UIL Holdings Corp..................................   670    25,909
    Unitil Corp........................................   100     3,044
    UNS Energy Corp....................................   400    23,952
    Vectren Corp.......................................   600    21,912
#   Westar Energy, Inc.................................   800    26,536
    WGL Holdings, Inc..................................   600    22,668
#   Wisconsin Energy Corp..............................   800    34,136
    Xcel Energy, Inc...................................   900    26,019

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
#     York Water Co....................................       360 $      7,333
                                                                  ------------
Total Utilities........................................              2,114,446
                                                                  ------------
TOTAL COMMON STOCKS....................................             90,032,194
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid
        Reserves, 0.060%...............................   360,445      360,445
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
SECURITIES LENDING COLLATERAL -- (24.2%)...............
(S)@  DFA Short Term Investment Fund................... 2,488,783   28,795,217
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $92,946,401)^^.................................           $119,187,856
                                                                  ============

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $13,589,169          --   --    $ 13,589,169
   Consumer Staples...............   4,851,292          --   --       4,851,292
   Energy.........................  11,900,187          --   --      11,900,187
   Financials.....................  21,233,050 $        88   --      21,233,138
   Industrials....................  15,310,554          24   --      15,310,578
   Information Technology.........  13,546,659          --   --      13,546,659
   Materials......................   5,413,358          --   --       5,413,358
   Other..........................          --          --   --              --
   Real Estate Investment Trusts..       2,271          --   --           2,271
   Telecommunication Services.....   2,071,096          --   --       2,071,096
   Utilities......................   2,114,446          --   --       2,114,446
Temporary Cash Investments........     360,445          --   --         360,445
Securities Lending Collateral.....          --  28,795,217   --      28,795,217
                                   ----------- -----------   --    ------------
TOTAL............................. $90,392,527 $28,795,329   --    $119,187,856
                                   =========== ===========   ==    ============

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (92.2%)
AUSTRALIA -- (5.5%)
    Adelaide Brighton, Ltd............................. 12,382 $ 40,976
    AGL Energy, Ltd....................................  2,045   27,215
#   ALS Ltd/Queensland.................................  3,243   22,646
*   Alumina, Ltd....................................... 61,450   68,152
    Amalgamated Holdings, Ltd..........................  1,588   11,272
    Amcor, Ltd.........................................  5,096   47,802
    AMP, Ltd........................................... 39,318  146,760
    APA Group..........................................  9,066   47,501
#*  APN News & Media, Ltd..............................  5,416    2,233
#*  Aquarius Platinum, Ltd............................. 10,812    7,181
#*  Aquila Resources, Ltd..............................  2,666    5,652
    Arrium, Ltd........................................ 16,452   22,367
    Asciano, Ltd....................................... 19,708   96,724
    ASX, Ltd...........................................  2,082   64,836
#   Atlas Iron, Ltd.................................... 21,286   18,668
    Aurizon Holdings, Ltd..............................  6,244   26,852
*   Aurora Oil & Gas, Ltd.............................. 10,097   24,143
#   Ausdrill, Ltd......................................  3,727    2,932
    Australia & New Zealand Banking Group, Ltd......... 15,071  396,974
#*  Australian Agricultural Co., Ltd................... 10,040   10,419
    Australian Infrastructure Fund..................... 11,625       71
    Automotive Holdings Group, Ltd.....................  6,747   22,122
*   AWE, Ltd........................................... 11,677   13,246
    Bank of Queensland, Ltd............................  7,974   79,521
    Beach Energy, Ltd.................................. 31,283   38,975
    Bega Cheese, Ltd...................................  1,674    7,082
    Bendigo and Adelaide Bank, Ltd..................... 11,348  115,164
    BHP Billiton, Ltd..................................  2,740   87,503
    BHP Billiton, Ltd. Sponsored ADR...................  2,200  140,690
*   Billabong International, Ltd.......................  9,470    4,985
*   BlueScope Steel, Ltd............................... 14,516   68,575
#   Boral, Ltd......................................... 16,241   67,453
#   Bradken, Ltd.......................................  4,982   21,787
    Brambles, Ltd......................................  2,871   22,631
#   Brickworks, Ltd....................................    846   10,510
#   Cabcharge Australia, Ltd...........................  1,270    4,255
    Caltex Australia, Ltd..............................  3,088   52,287
#   Cardno, Ltd........................................  1,832   10,263
    carsales.com, Ltd..................................  2,372   18,718
    Cash Converters International, Ltd................. 15,872   12,108
    Challenger, Ltd....................................  9,885   51,828
    Coca-Cola Amatil, Ltd..............................  1,741   17,802
    Commonwealth Bank of Australia.....................  3,519  228,476
    Computershare, Ltd.................................  2,217   21,660
    Credit Corp. Group, Ltd............................  1,551   12,857
    Crowe Horwath Australasia, Ltd.....................  9,975    2,224
    CSR, Ltd........................................... 16,074   41,121
*   Dart Energy, Ltd...................................  1,696      199
#   David Jones, Ltd...................................  9,317   24,370
    Downer EDI, Ltd....................................  7,987   34,408
#*  Drillsearch Energy, Ltd............................ 10,492   13,256

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    DuluxGroup, Ltd....................................  2,763 $ 12,943
#*  Elders, Ltd........................................  9,306    1,016
    Emeco Holdings, Ltd................................ 13,587    3,100
*   Energy World Corp., Ltd............................ 12,801    4,078
    Envestra, Ltd...................................... 24,469   24,425
#   Fairfax Media, Ltd................................. 35,852   20,970
#   Flight Centre Travel Group, Ltd....................    646   26,771
#   Forge Group, Ltd...................................  2,644    1,658
#   Fortescue Metals Group, Ltd........................  9,269   42,994
    Goodman Fielder, Ltd............................... 37,692   22,453
    GrainCorp, Ltd. Class A............................  2,948   19,587
#   GUD Holdings, Ltd..................................  1,903   10,447
    GWA Group, Ltd.....................................  5,833   15,288
#   Harvey Norman Holdings, Ltd........................ 12,250   32,088
*   Hillgrove Resources, Ltd........................... 86,879    6,577
    Hills Holdings, Ltd................................  5,255    8,055
*   Horizon Oil, Ltd................................... 29,979    8,779
#   Iluka Resources, Ltd...............................  2,000   15,268
    Incitec Pivot, Ltd................................. 38,777   96,863
    Independence Group NL..............................  3,743   10,754
    Insurance Australia Group, Ltd..................... 27,821  133,259
    IOOF Holdings, Ltd.................................  4,072   31,381
    Iress, Ltd.........................................  3,256   25,619
    James Hardie Industries P.L.C. Sponsored ADR.......    600   33,618
#   JB Hi-Fi, Ltd......................................    833   13,113
    Kingsgate Consolidated, Ltd........................    496      474
#   Leighton Holdings, Ltd.............................  1,517   21,803
    Lend Lease Group...................................  9,659   88,976
#*  Linc Energy, Ltd...................................  3,880    4,042
*   Macmahon Holdings, Ltd............................. 39,034    4,619
    Macquarie Group, Ltd...............................  3,143  148,262
    Melbourne IT, Ltd..................................  5,334    6,582
    Mermaid Marine Australia, Ltd......................  5,543   14,202
*   Metals X, Ltd......................................  2,482      422
    Metcash, Ltd....................................... 17,754   46,851
    Mincor Resources NL................................  4,393    2,227
*   Mineral Deposits, Ltd..............................  4,284    8,429
    Mineral Resources, Ltd.............................  3,218   31,688
#   Monadelphous Group, Ltd............................  1,313   18,319
#   Mount Gibson Iron, Ltd.............................  8,762    8,025
#   Myer Holdings, Ltd................................. 21,690   47,965
    National Australia Bank, Ltd....................... 16,389  476,454
    Navitas, Ltd.......................................  5,275   31,217
    New Hope Corp., Ltd................................  3,628   11,107
    Newcrest Mining, Ltd...............................  6,100   50,314
    Nufarm, Ltd........................................  5,093   17,311
    Oil Search, Ltd....................................  5,931   41,669
    Orica, Ltd.........................................  1,903   39,172
    Origin Energy, Ltd................................. 15,120  184,777
*   Orora, Ltd.........................................  5,096    5,708
    OZ Minerals, Ltd...................................  8,700   26,684
    Pacific Brands, Ltd................................ 16,041    8,563
#*  Paladin Energy, Ltd................................  5,796    2,555

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    PanAust, Ltd....................................... 15,035 $ 21,293
    Panoramic Resources, Ltd...........................  3,668      768
*   Peet, Ltd..........................................  7,973    9,577
    Perpetual, Ltd.....................................    334   13,746
    Platinum Asset Management, Ltd.....................  5,068   30,152
*   PMP, Ltd........................................... 15,111    5,819
    Premier Investments, Ltd...........................  1,327    8,836
*   Prime Aet&D Holdings No.1, Ltd.....................      1       --
    Programmed Maintenance Services, Ltd...............  2,001    5,396
#*  Qantas Airways, Ltd................................ 25,039   23,976
    QBE Insurance Group, Ltd...........................  8,481   85,198
#*  Ramelius Resources, Ltd............................ 23,490    2,503
    RCR Tomlinson, Ltd.................................  7,109   19,119
*   Recall Holdings, Ltd...............................    574    2,255
    Reece Australia, Ltd...............................    772   22,669
*   Resolute Mining, Ltd............................... 10,174    4,737
    Retail Food Group, Ltd.............................  3,267   11,989
    Rio Tinto, Ltd.....................................  2,680  152,283
*   Roc Oil Co., Ltd................................... 10,705    4,302
    SAI Global, Ltd....................................  5,683   18,650
    Salmat, Ltd........................................  4,935    9,068
    Santos, Ltd........................................ 13,316  155,581
    Seek, Ltd..........................................    819    8,890
*   Senex Energy, Ltd.................................. 31,081   17,869
#   Seven Group Holdings, Ltd..........................  3,972   26,979
    Seven West Media, Ltd..............................  3,546    6,791
*   Silex Systems, Ltd.................................  1,790    3,243
*   Sims Metal Management, Ltd.........................  2,982   27,073
    Skilled Group, Ltd.................................  3,600    8,986
    Slater & Gordon, Ltd...............................    317    1,221
#   SMS Management & Technology, Ltd...................  2,472    8,735
    Southern Cross Media Group, Ltd.................... 18,980   26,056
    SP AusNet.......................................... 21,363   23,233
    Spark Infrastructure Group......................... 13,957   20,046
#*  St Barbara, Ltd....................................  2,817      745
    STW Communications Group, Ltd...................... 10,662   13,524
    Suncorp Group, Ltd................................. 12,672  134,707
    Sunland Group, Ltd.................................  7,830   10,810
    Sydney Airport.....................................  3,330   11,485
    Tassal Group, Ltd..................................  6,365   18,414
    Telstra Corp., Ltd.................................  7,576   34,098
#*  Ten Network Holdings, Ltd.......................... 53,821   16,750
    Toll Holdings, Ltd................................. 16,034   78,305
    Tox Free Solutions, Ltd............................  2,799    8,162
    Transfield Services, Ltd........................... 16,892   11,758
*   Transpacific Industries Group, Ltd................. 19,482   19,011
    Transurban Group...................................  5,036   30,428
#   UGL, Ltd...........................................  6,513   39,902
    UXC, Ltd...........................................  5,788    5,350
    Village Roadshow, Ltd..............................  1,430    8,860
#*  Virgin Australia Holdings, Ltd.(B43DQC7)........... 62,673   18,943
*   Virgin Australia Holdings, Ltd..................... 46,180       --
#   Washington H Soul Pattinson & Co., Ltd.............    987   13,049

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
    Wesfarmers, Ltd....................................  7,672 $  281,487
    Westpac Banking Corp...............................  8,282    223,213
    Westpac Banking Corp. Sponsored ADR................  9,000    240,930
#*  Whitehaven Coal, Ltd...............................  1,338      2,100
    Woodside Petroleum, Ltd............................  3,692    120,746
    Woolworths, Ltd....................................  2,113     62,995
    WorleyParsons, Ltd.................................  1,103     15,887
                                                               ----------
TOTAL AUSTRALIA........................................         6,515,671
                                                               ----------
AUSTRIA -- (0.6%)
*   A-TEC Industries AG................................    464         --
    Agrana Beteiligungs AG.............................    116     13,734
    Andritz AG.........................................    480     26,339
    Erste Group Bank AG................................  3,948    143,244
#   EVN AG.............................................    660     10,274
    IMMOFINANZ AG...................................... 11,986     56,533
    Mayr Melnhof Karton AG.............................    204     24,932
    Oesterreichische Post AG...........................    380     17,513
    OMV AG.............................................  2,090     90,430
    Raiffeisen Bank International AG...................    581     22,278
#   RHI AG.............................................    422     13,824
    Schoeller-Bleckmann Oilfield Equipment AG..........    121     12,633
    Semperit AG Holding................................    156      7,882
    Strabag SE.........................................    412     12,272
    Telekom Austria AG.................................  2,696     23,553
    Verbund AG.........................................    290      6,109
    Voestalpine AG.....................................  2,493    111,581
    Wienerberger AG....................................  4,304     68,105
    Zumtobel AG........................................    642     14,048
                                                               ----------
TOTAL AUSTRIA..........................................           675,284
                                                               ----------
BELGIUM -- (1.1%)
    Ackermans & van Haaren NV..........................    593     64,047
    Ageas..............................................  5,030    215,824
    Banque Nationale de Belgique.......................      6     25,850
    Barco NV...........................................    294     22,269
    Belgacom SA........................................  3,128     89,293
    Cie d'Entreprises CFE..............................    220     19,258
    Cie Maritime Belge SA..............................    293      8,363
    Colruyt SA.........................................    136      7,715
    D'ieteren SA.......................................    477     22,857
    Delhaize Group SA..................................  1,408     90,434
    Delhaize Group SA Sponsored ADR....................  1,100     70,378
#   Elia System Operator SA............................    330     15,191
*   Euronav NV.........................................    852     11,154
    EVS Broadcast Equipment SA.........................    132      7,906
    Exmar NV...........................................    649     10,171
    KBC Groep NV.......................................  3,113    183,605
    Kinepolis Group NV.................................     99     15,714
    Mobistar SA........................................  1,400     26,442
#   NV Bekaert SA......................................  1,371     47,195
#   Nyrstar NV.........................................  6,869     26,369

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Sipef SA...........................................     98 $    7,587
    Solvay SA..........................................    901    125,799
    Telenet Group Holding NV...........................    543     32,254
    Tessenderlo Chemie NV..............................    834     21,699
    Umicore SA.........................................  2,013     86,074
    Van de Velde NV....................................    446     22,336
*   Viohalco SA........................................  1,602      8,102
                                                               ----------
TOTAL BELGIUM..........................................         1,283,886
                                                               ----------
CANADA -- (8.3%)
    Absolute Software Corp.............................    500      3,192
*   Advantage Oil & Gas, Ltd...........................  4,612     18,759
    Aecon Group, Inc...................................  1,800     25,018
    AGF Management, Ltd. Class B.......................  1,754     17,953
    Agnico Eagle Mines, Ltd.(008474108)................    897     27,879
    Agnico Eagle Mines, Ltd.(2009823)..................    802     24,958
    Agrium, Inc.(008916108)............................    180     15,678
    Agrium, Inc.(2213538)..............................    800     69,754
    Aimia, Inc.........................................  2,960     51,347
*   Ainsworth Lumber Co., Ltd..........................  2,900     10,519
    Alacer Gold Corp...................................  4,256      8,980
#   Alamos Gold, Inc...................................  1,800     16,517
#*  Alexco Resource Corp...............................  3,400      5,495
#   Algonquin Power & Utilities Corp...................  3,600     23,564
    Alimentation Couche Tard, Inc. Class B.............    400     29,511
#   AltaGas, Ltd.......................................  1,500     55,784
*   Alvopetro Energy, Ltd..............................  4,981      4,920
*   Amerigo Resources, Ltd.............................  6,500      2,597
*   Antrim Energy, Inc.................................  3,100        223
#   ARC Resources, Ltd.................................  1,900     49,558
*   Argonaut Gold, Inc.................................    172        775
*   ATS Automation Tooling Systems, Inc................  2,500     31,201
#   AuRico Gold, Inc...................................  6,408     29,401
#*  Avigilon Corp......................................    678     19,523
*   B2Gold Corp........................................ 12,300     29,045
#*  Ballard Power Systems, Inc.........................  2,600      5,509
    Bank of Montreal...................................  3,135    191,576
    Bank of Nova Scotia(064149107).....................  2,877    157,775
    Bank of Nova Scotia(2076281).......................  4,072    223,389
*   Bankers Petroleum, Ltd............................. 10,000     38,429
    Barrick Gold Corp.(067901108)......................  3,151     60,751
    Barrick Gold Corp.(2024644)........................  2,100     40,463
#   Baytex Energy Corp.................................    400     14,603
    BCE, Inc.(05534B760)...............................    604     25,350
    BCE, Inc.(B188TH2).................................    118      4,954
#   Bell Aliant, Inc...................................    700     16,146
*   Bellatrix Exploration, Ltd.........................  1,758     12,596
*   Birchcliff Energy, Ltd.............................  2,200     16,691
*   BlackBerry, Ltd.(09228F103)........................  3,177     30,023
#*  BlackBerry, Ltd.(BCBHZ31)..........................  3,458     32,756
#*  BlackPearl Resources, Inc..........................  5,400     12,121
#   Bombardier, Inc. Class B...........................  7,800     28,154
#   Bonavista Energy Corp..............................  4,473     58,957

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Boralex, Inc. Class A..............................  1,100 $ 12,138
#   Brookfield Asset Management, Inc. Class A..........  1,100   41,778
#   Brookfield Office Properties, Inc..................  1,200   22,432
    CAE, Inc...........................................  3,740   47,382
    Calfrac Well Services, Ltd.........................    720   19,278
    Cameco Corp.(13321L108)............................  2,707   57,443
    Cameco Corp.(2166160)..............................  3,700   78,634
#   Canaccord Genuity Group, Inc.......................  1,669   10,252
    Canada Bread Co., Ltd..............................    400   25,104
#   Canadian Imperial Bank of Commerce.................  1,527  118,691
    Canadian National Railway Co.......................  1,200   64,226
    Canadian Natural Resources, Ltd.(136385101)........  4,232  138,598
    Canadian Natural Resources, Ltd.(2171573)..........  2,400   78,696
#   Canadian Oil Sands, Ltd............................  2,140   38,467
    Canadian Pacific Railway, Ltd......................    300   45,479
#   Canadian Tire Corp., Ltd. Class A..................  1,200  102,432
    Canadian Utilities, Ltd. Class A...................    600   20,418
#   Canadian Western Bank..............................  1,800   58,877
    Canam Group, Inc. Class A..........................  1,300   16,026
    CanElson Drilling, Inc.............................  2,100   11,539
*   Canfor Corp........................................    830   21,366
    Canyon Services Group, Inc.........................    898    8,676
    Capital Power Corp.................................  1,079   22,079
    Capstone Infrastructure Corp.......................  4,729   15,328
*   Capstone Mining Corp...............................  9,500   24,651
    Cascades, Inc......................................  2,400   14,782
    CCL Industries, Inc. Class B.......................    700   50,501
*   Celestica, Inc.....................................  5,200   51,591
    Cenovus Energy, Inc................................  1,090   28,519
    Centerra Gold, Inc.................................  2,615   10,120
*   Cequence Energy, Ltd...............................  3,200    4,942
*   CGI Group, Inc. Class A............................    900   27,612
*   China Gold International Resources Corp., Ltd...... 10,100   28,838
*   Chinook Energy, Inc................................     61       70
    CI Financial Corp..................................    600   18,737
#   Cineplex, Inc......................................    800   29,077
#   Clarke, Inc........................................  1,100    8,049
    Cogeco Cable, Inc..................................    200    9,135
*   COM DEV International, Ltd.........................  3,200   11,751
*   Connacher Oil and Gas, Ltd.........................  5,200    1,004
#*  Corridor Resources, Inc............................    500      606
#   Corus Entertainment, Inc. Class B..................  1,500   33,306
    Cott Corp..........................................    300    2,360
#   Crescent Point Energy Corp.........................  2,356   81,484
*   Crew Energy, Inc...................................  2,714   17,667
#   Davis + Henderson Corp.............................  1,084   27,233
*   Denison Mines Corp.................................  4,500    6,303
    Dollarama, Inc.....................................    350   26,397
*   Dominion Diamond Corp.(257287102)..................  1,691   24,570
*   Dominion Diamond Corp.(B95LX89)....................    500    7,282
    Dorel Industries, Inc. Class B.....................    800   29,077
#*  DragonWave, Inc....................................  1,657    2,559
#*  Dundee Precious Metals, Inc........................  2,800   10,031

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    E-L Financial Corp., Ltd...........................     34 $ 21,507
*   Eastern Platinum, Ltd.............................. 16,800    1,358
#   Eldorado Gold Corp.................................  9,604   61,052
#   Emera, Inc.........................................    656   18,477
    Empire Co., Ltd....................................    300   19,149
#   Enbridge Income Fund Holdings, Inc.................    500   11,093
    Enbridge, Inc.(29250N105)..........................    604   25,362
#   Enbridge, Inc.(2466149)............................  1,248   52,396
    Encana Corp........................................  3,890   69,924
    Enerflex, Ltd......................................    600    8,350
*   Energy Fuels, Inc..................................    100      786
    Enerplus Corp.(292766102)..........................  3,710   67,077
#   Enerplus Corp.(B584T89)............................  1,585   28,690
    Ensign Energy Services, Inc........................  3,401   50,232
    Equitable Group, Inc...............................    500   21,450
*   Essential Energy Services Trust....................  4,177    9,338
    Fairfax Financial Holdings, Ltd....................    300  115,448
    Finning International, Inc.........................  2,100   50,815
    First Capital Realty, Inc..........................    722   11,338
    First Quantum Minerals, Ltd........................  7,857  140,592
    FirstService Corp..................................    400   16,133
#   Fortis, Inc........................................    900   24,743
*   Fortuna Silver Mines, Inc..........................  3,500   12,664
    Genworth MI Canada, Inc............................  1,089   32,570
#   George Weston, Ltd.................................    400   27,859
    Gibson Energy, Inc.................................  1,728   42,015
    Gildan Activewear, Inc.............................  1,009   53,795
    Goldcorp, Inc.(380956409)..........................  2,420   60,234
    Goldcorp, Inc.(2676302)............................  3,938   98,260
#*  Golden Star Resources, Ltd.........................  8,100    4,945
*   Gran Tierra Energy, Inc............................  5,979   45,148
#   Great-West Lifeco, Inc.............................  1,400   39,785
#   Home Capital Group, Inc............................    400   27,719
    HudBay Minerals, Inc...............................  4,699   37,297
#   Husky Energy, Inc..................................  2,500   74,276
    IAMGOLD Corp.(450913108)...........................    326    1,190
    IAMGOLD Corp.(2446646).............................  2,605    9,566
    IGM Financial, Inc.................................    400   19,394
*   Imax Corp.(45245E109)..............................    533   14,759
#*  Imax Corp.(2014258)................................    200    5,533
*   Imperial Metals Corp...............................  2,300   34,735
    Imperial Oil, Ltd.(453038408)......................    698   28,499
#   Imperial Oil, Ltd.(2454241)........................    600   24,539
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  1,873   74,550
#   Innergex Renewable Energy, Inc.....................  1,785   16,764
    Intact Financial Corp..............................  1,500   91,313
*   International Forest Products, Ltd. Class A........  2,000   27,852
*   Ithaca Energy, Inc................................. 14,100   32,156
#*  Ivanhoe Energy, Inc................................  1,300      654
#*  Jaguar Mining, Inc.................................  3,400      168
#   Just Energy Group, Inc.............................  2,100   14,726
*   Kelt Exploration, Ltd..............................    700    6,788
    Keyera Corp........................................    500   29,630

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Killam Properties, Inc.............................  1,172 $ 11,133
*   Kingsway Financial Services, Inc...................    425    1,698
    Kinross Gold Corp.................................. 10,480   48,083
#*  Kirkland Lake Gold, Inc............................    500    1,455
    Laurentian Bank of Canada..........................  1,000   41,059
*   Legacy Oil + Gas, Inc..............................  4,196   21,211
    Leon's Furniture, Ltd..............................    400    5,358
#   Lightstream Resources, Ltd.........................  5,418   30,207
    Linamar Corp.......................................  1,500   57,616
#   Liquor Stores N.A., Ltd............................    758    9,760
#   Loblaw Cos., Ltd...................................  1,300   50,214
    Long Run Exploration, Ltd..........................  2,737   12,607
*   Lundin Mining Corp.................................  9,000   39,354
    MacDonald Dettwiler & Associates, Ltd..............    366   26,000
    Magna International, Inc...........................  1,900  161,383
    Major Drilling Group International, Inc............  1,200    8,706
    Manitoba Telecom Services, Inc.....................    500   13,297
    Manulife Financial Corp.(56501R106)................  5,745  105,880
#   Manulife Financial Corp.(2492519).................. 10,200  188,202
    Maple Leaf Foods, Inc..............................  2,300   32,525
    Martinrea International, Inc.......................  3,400   28,421
#*  Maxim Power Corp...................................  1,600    4,094
*   MEG Energy Corp....................................  2,343   64,941
#   Methanex Corp......................................  2,179  130,319
    Metro, Inc.........................................    800   45,978
#   Morneau Shepell, Inc...............................    911   11,934
#   Mullen Group, Ltd..................................  1,600   38,788
#   National Bank of Canada............................    600   44,951
#   New Flyer Industries, Inc..........................  2,600   25,819
*   New Gold, Inc.(2826947)............................  3,199   18,354
*   New Gold, Inc.(644535106)..........................  1,500    8,610
    Newalta Corp.......................................  1,319   19,647
#*  Niko Resources, Ltd................................    200      465
    Norbord, Inc.......................................    330    9,253
#*  North American Palladium, Ltd......................  2,000      799
    North West Co., Inc. (The).........................    100    2,282
#   Northland Power, Inc...............................  1,200   17,552
*   Novagold Resources, Inc............................  5,164   15,069
*   NuVista Energy, Ltd................................  2,462   18,215
*   OceanaGold Corp....................................  6,600   11,970
    Open Text Corp.....................................    600   59,453
#*  Osisko Mining Corp.................................  8,479   50,855
    Pacific Rubiales Energy Corp.......................  3,000   45,603
    Pan American Silver Corp.(697900108)...............  2,197   27,682
    Pan American Silver Corp.(2669272).................  1,530   19,263
*   Paramount Resources, Ltd. Class A..................    600   22,578
*   Parex Resources, Inc...............................  3,300   21,659
#   Parkland Fuel Corp.................................  1,600   25,830
#   Pason Systems, Inc.................................    400    9,033
*   Pembina Pipeline Corp.(B4PPQG5)....................  1,314   45,070
#   Pembina Pipeline Corp.(B4PT2P8)....................    300   10,298
#   Pengrowth Energy Corp.............................. 13,918   89,972
    Penn West Petroleum, Ltd.(707887105)...............  2,097   15,665

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   Penn West Petroleum, Ltd.(B63FY34)................. 4,010  $ 29,992
*   Petrobank Energy & Resources, Ltd..................   500       166
    Peyto Exploration & Development Corp...............   217     6,357
*   Pilot Gold, Inc....................................   333       311
#*  Poseidon Concepts Corp............................. 2,652         5
    Potash Corp. of Saskatchewan, Inc..................   900    28,218
    Precision Drilling Corp.(74022D308)................ 3,099    27,643
    Precision Drilling Corp.(B5YPLH9).................. 3,406    30,490
    Premium Brands Holdings Corp.......................   700    14,387
#*  Primero Mining Corp................................ 2,884    16,210
    Progressive Waste Solutions, Ltd.(B3DJGB7)......... 1,163    26,732
    Progressive Waste Solutions, Ltd.(74339G101).......   400     9,180
    Quebecor, Inc. Class B............................. 2,400    51,114
    Reitmans Canada, Ltd. Class A...................... 1,944     9,705
*   RMP Energy, Inc.................................... 6,200    34,236
    Rogers Communications, Inc. Class B................   600    25,239
#   Rogers Sugar, Inc..................................   100       412
#   RONA, Inc.......................................... 3,000    33,643
#   Royal Bank of Canada............................... 4,751   294,039
#   Russel Metals, Inc................................. 1,600    41,216
*   Sandvine Corp...................................... 5,500    15,160
#*  Santonia Energy, Inc............................... 1,000     1,042
    Saputo, Inc........................................   600    28,256
    Savanna Energy Services Corp....................... 1,300     9,198
    Secure Energy Services, Inc........................   840    12,233
#   SEMAFO, Inc........................................ 4,000    12,893
    Shaw Communications, Inc. Class B..................   700    15,435
    ShawCor, Ltd.......................................   752    27,460
    Sherritt International Corp........................ 7,600    23,474
*   Shore Gold, Inc.................................... 5,600       980
*   Sierra Wireless, Inc...............................   900    18,408
*   Silver Standard Resources, Inc.....................   400     3,139
    Silver Wheaton Corp................................ 1,000    21,719
    SNC-Lavalin Group, Inc.............................   600    24,894
#*  Southern Pacific Resource Corp.....................   600       102
    Sprott Resource Corp...............................   700     1,590
#   Sprott, Inc........................................   550     1,481
    Stantec, Inc.......................................   500    30,429
#   Student Transportation, Inc........................   127       781
    Suncor Energy, Inc.(867224107)..................... 3,125   102,594
    Suncor Energy, Inc.(B3NB1P2)....................... 6,401   210,292
*   SunOpta, Inc.(8676EP108)........................... 1,500    14,025
*   SunOpta, Inc.(2817510).............................   300     2,799
#   Superior Plus Corp................................. 2,984    32,794
#   Surge Energy, Inc.................................. 5,100    28,253
#*  TAG Oil, Ltd....................................... 1,728     5,058
    Talisman Energy, Inc............................... 6,200    66,746
*   Taseko Mines, Ltd.................................. 4,300     8,764
    Teck Resources, Ltd. Class B(878742204)............   389     9,344
#   Teck Resources, Ltd. Class B(2879327).............. 3,938    94,759
#   TELUS Corp.........................................   712    24,887
#*  Teranga Gold Corp.................................. 6,408     4,977
#*  Thompson Creek Metals Co., Inc..................... 5,100    13,051

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
#   Thomson Reuters Corp...............................  2,357 $   85,032
    Tim Hortons, Inc...................................    400     20,741
#*  Timmins Gold Corp..................................  4,500      5,737
    Toromont Industries, Ltd...........................    600     13,861
    Toronto-Dominion Bank (The)(891160509).............  1,403    121,289
    Toronto-Dominion Bank (The)(2897222)...............  4,400    380,523
    Torstar Corp. Class B..............................  1,100      5,323
    Total Energy Services, Inc.........................    194      3,379
*   Tourmaline Oil Corp................................  1,065     45,029
    TransAlta Corp.(89346D107).........................    777     10,202
#   TransAlta Corp.(2901628)...........................  2,300     30,274
    TransCanada Corp...................................  2,965    128,903
    Transcontinental, Inc. Class A.....................  1,600     20,155
    TransForce, Inc....................................  1,800     38,562
*   TransGlobe Energy Corp.............................  1,844     13,394
    Trican Well Service, Ltd...........................  2,600     29,764
    Trinidad Drilling, Ltd.............................  3,327     27,632
*   Turquoise Hill Resources, Ltd...................... 10,608     37,146
#   Twin Butte Energy, Ltd.............................  4,316      8,874
    Uni-Select, Inc....................................    300      7,539
#   Veresen, Inc.......................................  3,293     44,114
#   Vermilion Energy, Inc..............................    200     11,011
*   Wesdome Gold Mines, Ltd............................  8,700      5,234
    West Fraser Timber Co., Ltd........................  1,200     61,619
    Westshore Terminals Investment Corp................    318     10,113
    Whistler Blackcomb Holdings, Inc...................  1,100     15,753
#   Whitecap Resources, Inc............................  4,196     44,494
    Wi-Lan, Inc........................................  2,661      7,956
    Winpak, Ltd........................................  1,142     24,650
    WSP Global, Inc....................................    800     23,969
    Yamana Gold, Inc...................................  3,188     29,855
    Zargon Oil & Gas, Ltd..............................  1,452     10,195
                                                               ----------
TOTAL CANADA...........................................         9,715,484
                                                               ----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  1,400        867
                                                               ----------
DENMARK -- (1.0%)
*   Alm Brand A.S......................................  3,000     14,103
    AP Moeller - Maersk A.S. Class A...................      2     21,409
    AP Moeller - Maersk A.S. Class B...................      8     89,390
*   Auriga Industries Class B..........................    600     18,885
*   Bang & Olufsen A.S.................................    670      6,862
    Chr Hansen Holding A.S.............................  1,563     60,439
    D/S Norden A.S.....................................    429     20,046
*   Danske Bank A.S....................................  5,084    114,986
    DSV A.S............................................  3,217    103,289
*   East Asiatic Co., Ltd. A.S.........................    400      5,605
#   FLSmidth & Co. A.S.................................    581     31,017
*   Jyske Bank A.S.....................................  1,470     75,383
    NKT Holding A.S....................................    984     57,249
    Pandora A.S........................................  1,128     64,717
    Ringkjoebing Landbobank A.S........................    160     33,318

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
    Rockwool International A.S. Class B................    132 $   23,933
    Schouw & Co........................................    300     13,184
    SimCorp A.S........................................    600     21,998
    Solar A.S. Class B.................................    125      8,086
*   Spar Nord Bank A.S.................................  3,439     30,899
*   Sydbank A.S........................................  2,214     56,415
    TDC A.S............................................  7,360     69,242
*   Topdanmark A.S.....................................  1,775     46,948
    Tryg A.S...........................................    401     38,293
    United International Enterprises...................     32      6,368
*   Vestas Wind Systems A.S............................  4,833    159,956
*   Vestjysk Bank A.S..................................    250        411
                                                               ----------
TOTAL DENMARK..........................................         1,192,431
                                                               ----------
FINLAND -- (1.8%)
    Afarak Group Oyj...................................  3,453      1,629
#   Ahlstrom Oyj.......................................    445      4,650
    Alma Media Oyj.....................................  1,213      4,918
    Amer Sports Oyj....................................  2,045     42,204
    Atria P.L.C........................................    595      6,280
#   Cargotec Oyj.......................................  1,344     47,687
*   Caverion Corp......................................  1,551     15,062
    Cramo Oyj..........................................    564     11,178
#   Elisa Oyj..........................................  3,528     90,439
    Finnair Oyj........................................  1,332      4,995
    Fiskars Oyj Abp....................................    868     24,305
    Fortum Oyj.........................................  6,581    141,428
    Huhtamaki Oyj......................................  2,364     58,634
    Kemira Oyj.........................................  1,740     24,215
    Kesko Oyj Class B..................................  1,158     42,676
#   Kone Oyj Class B...................................  1,062     43,097
    Konecranes Oyj.....................................  1,023     35,990
    Lassila & Tikanoja Oyj.............................    596     11,837
    Metsa Board Oyj....................................  1,433      5,695
#   Metso Oyj..........................................    809     25,254
    Metso Oyj Sponsored ADR............................    700     22,066
*   Munksjo Oyj........................................    228      1,691
#   Neste Oil Oyj......................................  4,368     77,970
*   Nokia Oyj.......................................... 45,260    313,236
*   Nokia Oyj Sponsored ADR............................  5,300     36,676
    Nokian Renkaat Oyj.................................  1,186     49,898
#*  Outokumpu Oyj...................................... 29,720     17,295
    PKC Group Oyj......................................    691     21,597
    Pohjola Bank P.L.C. Class A........................  2,735     53,564
*   Poyry Oyj..........................................    726      4,099
    Raisio P.L.C. Class V..............................  7,337     44,479
    Ramirent Oyj.......................................  1,350     15,982
#   Rautaruukki Oyj....................................  1,270     15,021
    Sampo Class A......................................  4,818    223,400
    Sanoma Oyj.........................................  2,100     16,556
    Stockmann Oyj Abp(5462371).........................  1,273     19,212
#   Stockmann Oyj Abp(5462393).........................    646      9,796
    Stora Enso Oyj Class R.............................  3,612     33,712

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Stora Enso Oyj Sponsored ADR.......................  9,200 $   85,376
    Technopolis Oyj....................................  2,391     14,638
    Tieto Oyj..........................................  1,332     29,246
    Tikkurila Oyj......................................  1,187     29,754
    UPM-Kymmene Oyj....................................  7,347    112,531
    UPM-Kymmene Oyj Sponsored ADR......................  7,100    108,275
#   Uponor Oyj.........................................    782     12,512
    Vaisala Oyj Class A................................    214      6,648
*   Valmet Corp........................................    809      6,825
    Wartsila Oyj Abp...................................    576     31,191
#   YIT Oyj............................................  1,551     19,479
                                                               ----------
TOTAL FINLAND..........................................         2,074,898
                                                               ----------
FRANCE -- (7.7%)
    Accor SA...........................................  1,753     83,566
    Aeroports de Paris.................................    265     29,899
*   Air France-KLM.....................................  4,185     48,037
    Air Liquide SA.....................................    518     65,021
    Airbus Group NV....................................    752     53,276
    Albioma............................................  1,126     27,463
*   Alcatel-Lucent..................................... 50,457    201,811
    Alcatel-Lucent Sponsored ADR.......................  4,700     18,565
    Alstom SA..........................................  1,737     49,064
    Alten SA...........................................    652     29,359
    Altran Technologies SA.............................  3,293     30,082
    April..............................................    199      4,480
    Arkema SA..........................................    901     95,968
    Assystem...........................................    430     11,988
    AtoS...............................................    762     66,638
    AXA SA.............................................  9,253    242,715
    AXA SA Sponsored ADR...............................  4,900    128,919
*   Beneteau SA........................................  2,360     36,003
    BNP Paribas SA.....................................  8,138    628,295
    Bollore SA.........................................     75     40,427
    Bonduelle SCA......................................    159      4,029
    Bongrain SA........................................    112      9,060
    Bourbon SA.........................................  1,222     33,674
    Bouygues SA........................................  2,541     97,122
    Cap Gemini SA......................................  3,040    206,793
    Carrefour SA.......................................  2,937    100,922
    Casino Guichard Perrachon SA.......................    624     64,316
    Cegid Group........................................    257      9,312
*   CGG SA Sponsored ADR...............................  3,000     44,370
    Christian Dior SA..................................    181     33,086
    Cie de St-Gobain...................................  5,953    312,190
    Cie Generale des Etablissements Michelin...........  2,255    237,204
    Ciments Francais SA................................    162     12,802
*   Club Mediterranee SA...............................    316      7,395
    CNP Assurances.....................................  3,201     62,630
*   Credit Agricole SA................................. 12,013    161,193
    Danone SA..........................................    787     51,956
    Dassault Systemes..................................    280     33,206
*   Derichebourg SA....................................  2,685      9,244

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Edenred............................................  1,631 $ 45,512
    Eiffage SA.........................................    799   46,388
    Electricite de France SA...........................  2,202   74,750
#   Eramet.............................................     65    6,196
    Esso SA Francaise..................................     76    4,252
    Etablissements Maurel et Prom......................  1,811   29,243
    Euler Hermes SA....................................    391   47,975
    Eutelsat Communications SA.........................    458   13,896
    Faiveley Transport SA..............................    384   27,969
*   Faurecia...........................................  1,599   62,955
    Fimalac............................................     48    3,204
    GDF Suez........................................... 10,842  239,321
    Groupe Eurotunnel SA............................... 11,589  127,773
*   Groupe Fnac........................................     77    2,389
    Groupe Steria SCA..................................    727   14,709
    Havas SA...........................................  6,503   50,971
    Iliad SA...........................................     17    3,889
    Imerys SA..........................................    787   63,992
#   Ingenico...........................................    457   39,213
    IPSOS..............................................    595   25,505
    JCDecaux SA........................................  1,391   59,318
    Kering.............................................    763  152,172
    L'Oreal SA.........................................    377   61,894
    Lafarge SA.........................................  1,506  107,947
    Lafarge SA Sponsored ADR...........................  5,400   96,930
    Lagardere SCA......................................  2,488   87,826
    Legrand SA.........................................    952   50,463
    LISI...............................................     78   13,108
    LVMH Moet Hennessy Louis Vuitton SA................    459   81,653
#   Manitou BF SA......................................    989   17,320
    Mersen.............................................    561   17,517
    Metropole Television SA............................  1,252   27,130
    Montupet...........................................    686   36,428
    Natixis............................................ 13,035   76,465
#   Naturex............................................    235   19,553
#   Neopost SA.........................................    479   40,585
    Nexans SA..........................................    414   19,400
    Nexity SA..........................................    653   26,077
    Norbert Dentressangle SA...........................    187   25,924
    Orange SA..........................................  5,295   65,548
    Orange SA Sponsored ADR............................  7,400   91,612
*   Orco Property Group................................  4,822   11,431
#*  Peugeot SA.........................................  5,792   88,881
*   Pierre & Vacances SA...............................    114    4,455
    Plastic Omnium SA..................................  2,948   76,202
    Publicis Groupe SA ADR.............................  2,600   57,642
    Rallye SA..........................................    367   14,386
    Renault SA.........................................  2,603  226,120
    Rexel SA...........................................  3,287   84,411
    Rubis SCA..........................................    429   27,854
    Safran SA..........................................  1,095   77,818
    Saft Groupe SA.....................................    295   10,326
    Schneider Electric SA(4834108).....................  2,815  226,804

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Schneider Electric SA(B11BPS1).....................    213 $   17,041
    SCOR SE............................................  4,162    134,834
    SEB SA.............................................    276     21,619
*   Sequana SA.........................................    218      1,847
    SES SA.............................................    387     12,428
    Societe BIC SA.....................................    279     32,106
    Societe Generale SA................................  4,966    280,578
    Societe Television Francaise 1.....................  3,651     67,352
#   Sodexo.............................................    415     40,871
#*  SOITEC.............................................  1,744      3,452
#*  Solocal Group......................................  1,400      2,487
    Somfy SA...........................................     55     15,133
    STMicroelectronics NV(5962332)..................... 12,325    101,165
    STMicroelectronics NV(861012102)...................  6,800     55,692
    Stref SA...........................................    282     22,656
    Suez Environnement Co..............................  3,732     66,843
    Technip SA ADR.....................................  1,900     40,622
    Teleperformance....................................  1,286     75,190
    Thales SA..........................................    513     33,383
    Total SA...........................................  6,697    382,075
    Total SA Sponsored ADR.............................  6,258    357,770
*   Trigano SA.........................................    223      5,667
*   UBISOFT Entertainment..............................  1,606     22,419
    Valeo SA...........................................    790     88,152
    Vallourec SA.......................................  2,783    138,943
    Veolia Environnement SA............................  1,035     16,227
    Veolia Environnement SA ADR........................    635      9,950
    Vicat..............................................    469     32,816
#   Vilmorin & Cie SA..................................    194     25,421
    Vinci SA...........................................  2,770    181,128
    Vivendi SA......................................... 11,384    305,591
    Zodiac Aerospace...................................    352     62,098
                                                               ----------
TOTAL FRANCE...........................................         9,046,938
                                                               ----------
GERMANY -- (5.9%)
*   Aareal Bank AG.....................................    765     28,131
    Adidas AG..........................................  1,038    115,728
*   Aixtron SE NA Sponsored ADR........................    300      4,569
    Allianz SE.........................................  3,532    587,161
    Aurubis AG.........................................    613     35,435
    Axel Springer SE...................................  1,266     80,847
    BASF SE............................................  3,847    411,290
    Bauer AG...........................................    343      8,771
    Bayerische Motoren Werke AG........................  1,911    207,445
    BayWa AG...........................................    360     18,759
    Bechtle AG.........................................    202     14,889
    Beiersdorf AG......................................    364     35,977
    Bijou Brigitte AG..................................    112     11,167
    Bilfinger SE.......................................    761     87,440
    Brenntag AG........................................    409     70,501
    CANCOM SE..........................................  1,324     58,871
    CAT Oil AG.........................................    551     12,514
    Comdirect Bank AG..................................  1,445     16,436

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
*   Commerzbank AG..................................... 12,344 $208,951
    Continental AG.....................................    660  141,646
    Daimler AG.........................................  7,047  588,606
    Deutsche Bank AG(5750355)..........................    462   22,238
    Deutsche Bank AG(D18190898)........................  7,500  361,350
    Deutsche Boerse AG.................................    826   63,431
*   Deutsche Lufthansa AG..............................  2,937   69,766
    Deutsche Post AG...................................  2,363   81,613
    Deutsche Telekom AG................................ 17,467  282,426
#   Deutsche Wohnen AG.................................  1,798   33,649
*   Deutz AG...........................................  2,362   23,440
*   Dialog Semiconductor P.L.C.........................    528   10,241
    DMG MORI SEIKI AG..................................  1,383   44,498
    Duerr AG...........................................    118    9,909
    E.ON SE............................................  5,193   93,991
    E.ON SE Sponsored ADR..............................  8,830  160,529
    ElringKlinger AG...................................    969   35,743
    Fielmann AG........................................    139   15,513
    Fraport AG Frankfurt Airport Services Worldwide....    799   58,960
    Freenet AG.........................................  2,927   89,244
    Fuchs Petrolub SE..................................    215   16,645
    GEA Group AG.......................................  2,174  101,694
    GFK SE.............................................    297   16,308
    Grammer AG.........................................    836   39,382
    Grenkeleasing AG...................................    247   22,961
    Hannover Rueck SE..................................  1,017   80,678
    HeidelbergCement AG................................  1,914  142,056
*   Heidelberger Druckmaschinen AG.....................  4,410   18,092
    Henkel AG & Co. KGaA...............................    266   25,850
    Hochtief AG........................................    436   34,706
    Indus Holding AG...................................    565   22,394
    Infineon Technologies AG...........................  6,969   71,607
    Infineon Technologies AG ADR.......................  4,980   51,095
    Jenoptik AG........................................    847   14,205
    K+S AG.............................................    817   24,467
*   Kloeckner & Co. SE.................................  2,316   34,507
    Kontron AG.........................................  1,112    7,693
    Krones AG..........................................    229   18,281
#   KUKA AG............................................    521   24,860
    KWS Saat AG........................................     62   20,847
    Lanxess AG.........................................    735   48,167
    Leoni AG...........................................    483   37,397
    Linde AG...........................................  1,084  204,841
    MAN SE.............................................    252   30,677
    Metro AG...........................................  1,430   58,792
    MLP AG.............................................    505    3,866
    MTU Aero Engines AG................................    322   28,486
    Muenchener Rueckversicherungs AG...................  1,388  286,040
    MVV Energie AG.....................................    213    7,188
*   Nordex SE..........................................    312    4,135
*   Osram Licht AG.....................................    437   25,517
*   Patrizia Immobilien AG.............................  2,827   29,444
    Pfeiffer Vacuum Technology AG......................     93   11,035

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
#   Puma SE............................................     101 $   28,672
    QSC AG.............................................   4,809     26,105
    Rational AG........................................      59     18,152
    Rheinmetall AG.....................................     925     59,211
    RWE AG.............................................   5,194    191,650
*   SAF-Holland SA.....................................   2,417     38,187
    Salzgitter AG......................................     919     40,540
#   SAP AG Sponsored ADR...............................   1,200     91,704
    SGL Carbon SE......................................     525     19,569
#   Siemens AG.........................................   1,740    220,134
*   Singulus Technologies AG...........................   2,333      7,796
    Sixt SE............................................   1,140     37,373
*   Sky Deutschland AG.................................   6,216     56,401
    SMA Solar Technology AG............................     845     35,320
    Software AG........................................     317     11,760
#*  Solarworld AG......................................       3        109
    Suedzucker AG......................................     686     17,096
    Symrise AG.........................................     578     26,320
    TAG Immobilien AG..................................   1,284     15,551
*   ThyssenKrupp AG....................................   1,316     33,794
#*  Tom Tailor Holding AG..............................     936     19,209
#*  TUI AG.............................................   2,519     42,875
    United Internet AG.................................   1,164     50,839
    Volkswagen AG......................................     192     46,494
    Vossloh AG.........................................     324     30,777
    Wacker Chemie AG...................................     142     16,839
    Wincor Nixdorf AG..................................     382     27,136
                                                                ----------
TOTAL GERMANY..........................................          6,975,201
                                                                ----------
GREECE -- (0.0%)
    Hellenic Petroleum SA..............................   2,235     21,679
*   JUMBO SA...........................................     839     14,267
*   Marfin Investment Group Holdings SA................  22,347     12,797
*   Proton Bank SA.....................................   2,311         --
*   T Bank SA..........................................   8,910         --
*   TT Hellenic Postbank SA............................   3,006         --
                                                                ----------
TOTAL GREECE...........................................             48,743
                                                                ----------
HONG KONG -- (2.4%)
    AAC Technologies Holdings, Inc.....................   5,500     23,565
    Associated International Hotels, Ltd...............   6,000     17,053
    Bank of East Asia, Ltd.............................  14,264     54,199
    BOC Hong Kong Holdings, Ltd........................  22,500     68,528
*   Brightoil Petroleum Holdings, Ltd.................. 140,000     38,381
    Cafe de Coral Holdings, Ltd........................  10,000     30,647
    Cathay Pacific Airways, Ltd........................  12,000     24,965
    Cheung Kong Holdings, Ltd..........................  11,000    163,597
    Cheung Kong Infrastructure Holdings, Ltd...........   6,000     35,241
*   China Billion Resources, Ltd....................... 112,480         --
*   China Energy Development Holdings, Ltd............. 176,000      1,622
    Chong Hing Bank, Ltd...............................   2,000      8,000
    Chow Sang Sang Holdings International, Ltd.........   5,000     13,395

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- -------
HONG KONG -- (Continued)
#   Chow Tai Fook Jewellery Group, Ltd.................    22,000 $32,036
    Chuang's Consortium International, Ltd.............    93,642  12,734
    CLP Holdings, Ltd..................................     5,000  37,820
    Dah Sing Banking Group, Ltd........................     8,000  11,616
    Dah Sing Financial Holdings, Ltd...................     4,050  19,261
*   Esprit Holdings, Ltd...............................    43,000  80,949
#   Far East Consortium International, Ltd.............    37,000  13,627
*   FIH Mobile, Ltd....................................    55,000  27,321
    First Pacific Co., Ltd.............................    55,600  54,931
*   G-Resources Group, Ltd............................. 1,184,400  29,873
    Get Nice Holdings, Ltd.............................   176,000   7,754
#   Giordano International, Ltd........................    20,000  14,352
    Guangnan Holdings, Ltd.............................    40,000   5,247
    Hang Lung Group, Ltd...............................    12,000  54,657
    Hang Lung Properties, Ltd..........................    26,000  72,871
    Hang Seng Bank, Ltd................................     3,100  48,905
    Henderson Land Development Co., Ltd................    16,066  86,837
    Hong Kong & China Gas Co., Ltd.....................    13,420  27,627
    Hong Kong Exchanges and Clearing, Ltd..............     4,060  63,764
    Hongkong & Shanghai Hotels (The)...................    11,096  15,179
    Hopewell Holdings, Ltd.............................    17,500  60,409
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................    15,000   5,503
    Hysan Development Co., Ltd.........................     8,000  31,539
    Johnson Electric Holdings, Ltd.....................    37,500  33,565
    K Wah International Holdings, Ltd..................    45,000  35,091
*   Kerry Logistics Network, Ltd.......................     6,500  10,968
    Kerry Properties, Ltd..............................    13,000  41,695
    Kowloon Development Co., Ltd.......................    10,000  11,653
#   L'Occitane International SA........................     9,250  18,450
*   Lai Sun Development................................   143,000   3,544
    Li & Fung, Ltd.....................................    30,000  41,687
    Lifestyle International Holdings, Ltd..............     4,500   8,081
#   Luk Fook Holdings International, Ltd...............     8,000  25,718
    Man Wah Holdings, Ltd..............................    16,000  29,079
#   Midland Holdings, Ltd..............................    46,000  20,936
#*  Mongolian Mining Corp..............................   122,000  13,214
    MTR Corp., Ltd.....................................     7,053  24,944
    New World Development Co., Ltd.....................    55,889  69,893
    Newocean Energy Holdings, Ltd......................    42,000  35,830
    NWS Holdings, Ltd..................................    40,571  58,727
    Orient Overseas International, Ltd.................     6,000  24,991
    Pacific Basin Shipping, Ltd........................    42,000  25,940
    Pacific Textile Holdings, Ltd......................    15,000  21,352
    PCCW, Ltd..........................................    87,000  39,597
    Pico Far East Holdings, Ltd........................    14,000   3,990
    Power Assets Holdings, Ltd.........................     6,500  48,741
    Prada SpA..........................................     2,700  19,808
    Regal Hotels International Holdings, Ltd...........    24,600  12,860
    Samsonite International SA.........................    21,000  57,714
    Shangri-La Asia, Ltd...............................    33,500  55,319
    Shun Tak Holdings, Ltd.............................    27,500  15,904
    Singamas Container Holdings, Ltd...................    42,000   9,500
    Sino Land Co., Ltd.................................    48,800  64,899

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    SmarTone Telecommunications Holdings, Ltd..........   2,500 $    2,767
    SOCAM Development, Ltd.............................   4,000      3,867
    Stella International Holdings, Ltd.................     500      1,178
    Sun Hung Kai & Co., Ltd............................  11,619      6,723
    Sun Hung Kai Properties, Ltd.......................  13,000    158,765
    Swire Pacific, Ltd. Class B........................   5,000     10,402
    Swire Properties, Ltd..............................  10,000     25,891
    TAI Cheung Holdings................................   9,000      6,422
    Techtronic Industries Co...........................  22,000     56,792
    Television Broadcasts, Ltd.........................   5,100     31,916
    Texwinca Holdings, Ltd.............................  14,000     13,420
    Transport International Holdings, Ltd..............   4,000      8,032
    Trinity, Ltd.......................................  64,000     18,496
    Value Partners Group, Ltd..........................  40,000     25,988
    Varitronix International, Ltd......................  17,000     18,449
    Victory City International Holdings, Ltd...........  14,000      2,096
    Vitasoy International Holdings, Ltd................  18,000     25,008
    VTech Holdings, Ltd................................   2,200     26,616
    Wharf Holdings, Ltd................................   8,625     58,714
    Wheelock & Co., Ltd................................  13,000     52,725
    Wing Hang Bank, Ltd................................   5,000     71,659
    Xinyi Glass Holdings, Ltd..........................  32,000     25,927
*   Xinyi Solar Holdings, Ltd..........................  32,000      6,718
    Yue Yuen Industrial Holdings, Ltd..................  15,000     46,280
                                                                ----------
TOTAL HONG KONG........................................          2,882,546
                                                                ----------
IRELAND -- (0.5%)
*   Bank of Ireland.................................... 496,536    196,558
*   Bank of Ireland Sponsored ADR......................     330      5,607
    CRH P.L.C..........................................   3,670     94,342
    CRH P.L.C. Sponsored ADR...........................   4,265    110,464
    Dragon Oil P.L.C...................................   4,125     39,203
    FBD Holdings P.L.C.................................     158      3,788
    Glanbia P.L.C......................................     538      7,810
    Kerry Group P.L.C. Class A.........................     667     45,101
    Kingspan Group P.L.C.(4491235).....................   1,108     21,154
    Kingspan Group P.L.C.(0492793).....................   1,183     22,548
    Smurfit Kappa Group P.L.C..........................   3,976     93,099
                                                                ----------
TOTAL IRELAND..........................................            639,674
                                                                ----------
ISRAEL -- (0.4%)
*   Africa Israel Investments, Ltd.....................   1,545      3,449
*   AudioCodes, Ltd....................................     614      4,429
    Azrieli Group......................................     825     25,992
    Bank Hapoalim BM...................................  14,543     75,518
*   Bank Leumi Le-Israel BM............................  10,766     40,896
    Bezeq The Israeli Telecommunication Corp., Ltd.....   5,997      9,139
    Delek Group, Ltd...................................      45     16,055
    Elbit Systems, Ltd.................................     649     36,466
    Electra, Ltd.......................................      59      8,282
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   4,420     24,932
    Israel Chemicals, Ltd..............................   1,084      8,861

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
ISRAEL -- (Continued)
*   Israel Discount Bank, Ltd. Class A................. 20,541 $ 35,226
    Ituran Location and Control, Ltd...................    538   11,752
*   Jerusalem Oil Exploration..........................    300   12,058
    Menorah Mivtachim Holdings, Ltd....................    894   10,470
    Migdal Insurance & Financial Holding, Ltd..........  7,718   12,513
    Mizrahi Tefahot Bank, Ltd..........................  2,222   27,062
    NICE Systems, Ltd. Sponsored ADR...................    863   34,045
*   Nitsba Holdings 1995, Ltd..........................  1,262   18,530
*   Oil Refineries, Ltd................................  7,964    2,276
    Ormat Industries...................................    270    1,776
    Osem Investments, Ltd..............................    565   12,548
    Paz Oil Co., Ltd...................................    198   29,342
    Phoenix Holdings, Ltd. (The).......................  1,952    6,825
    Shikun & Binui, Ltd................................  5,298   12,353
*   Union Bank of Israel...............................  1,193    5,223
                                                               --------
TOTAL ISRAEL...........................................         486,018
                                                               --------
ITALY -- (2.3%)
    A2A SpA............................................  7,105    7,644
    ACEA SpA...........................................  1,354   14,882
*   Arnoldo Mondadori Editore SpA......................  1,773    3,202
    Assicurazioni Generali SpA.........................  2,086   45,009
    Astaldi SpA........................................  1,321   12,561
    Atlantia SpA.......................................  1,065   24,224
*   Autogrill SpA......................................  1,015    9,293
    Azimut Holding SpA.................................  1,386   40,061
#*  Banca Carige SpA................................... 17,321    9,255
#*  Banca Monte dei Paschi di Siena SpA................ 21,946    4,974
*   Banca Piccolo Credito Valtellinese Scarl........... 17,272   27,887
*   Banca Popolare dell'Emilia Romagna SC..............  7,293   68,699
#*  Banca Popolare dell'Etruria e del Lazio............    424      394
*   Banca Popolare di Milano Scarl..................... 75,800   45,732
    Banca Popolare di Sondrio Scarl....................  6,476   36,052
#*  Banco Popolare..................................... 25,092   42,965
    Brembo SpA.........................................  1,194   30,895
#   Buzzi Unicem SpA...................................  2,983   54,354
    Cementir Holding SpA...............................  2,563   15,319
*   CIR-Compagnie Industriali Riunite SpA..............  7,131   10,282
*   CNH Industrial NV..................................  2,621   27,499
    Credito Emiliano SpA...............................  1,807   14,760
    De'Longhi SpA......................................    720   11,821
    Enel Green Power SpA............................... 16,762   42,246
    Enel SpA........................................... 16,916   76,989
    Eni SpA............................................  1,271   28,863
    Eni SpA Sponsored ADR..............................  3,700  167,980
    ERG SpA............................................  1,082   14,868
    Esprinet SpA.......................................  2,121   17,615
#*  Fiat SpA........................................... 16,569  164,800
*   Fiat SpA Sponsored ADR.............................  1,600   15,968
#*  Finmeccanica SpA...................................  6,992   61,268
*   Fondiaria-Sai SpA.................................. 12,846   38,546
#   Geox SpA...........................................    852    3,439
*   Gruppo Editoriale L'Espresso SpA...................  3,978    8,731

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    Hera SpA........................................... 12,421 $   28,640
*   IMMSI SpA..........................................  4,196      2,795
    Indesit Co. SpA....................................  2,901     39,527
    Interpump Group SpA................................  1,758     22,723
    Intesa Sanpaolo SpA................................ 84,234    227,024
    Iren SpA...........................................  8,189     11,576
    Italcementi SpA....................................  1,415     13,932
*   Italmobiliare SpA..................................    246      9,215
    Luxottica Group SpA Sponsored ADR..................    600     31,542
*   Mediaset SpA....................................... 14,069     71,554
*   Mediobanca SpA..................................... 14,179    129,647
    Mediolanum SpA.....................................  2,157     18,532
    Parmalat SpA.......................................  8,313     27,641
#   Piaggio & C SpA....................................  2,131      6,515
#   Pirelli & C. SpA...................................  3,639     58,526
#*  Prelios SpA........................................    750        595
    Prysmian SpA.......................................  1,062     25,928
*   Safilo Group SpA...................................  1,177     27,268
    Saipem SpA.........................................    800     18,732
#*  Saras SpA..........................................  3,877      4,700
    Snam SpA...........................................  8,606     47,178
    Societa Cattolica di Assicurazioni S.c.r.l.........  1,391     35,020
    Societa Iniziative Autostradali e Servizi SpA......  1,213     12,098
    Telecom Italia SpA Sponsored ADR...................  8,020     88,781
    Tenaris SA ADR.....................................    331     14,723
    Terna Rete Elettrica Nazionale SpA................. 10,316     50,015
    Tod's SpA..........................................    194     26,473
    UniCredit SpA...................................... 37,986    284,329
    Unione di Banche Italiane SCPA..................... 12,927     94,026
    Unipol Gruppo Finanziario SpA......................  8,580     48,952
*   World Duty Free SpA................................  1,015     14,762
                                                               ----------
TOTAL ITALY............................................         2,692,046
                                                               ----------
JAPAN -- (19.3%)
    77 Bank, Ltd. (The)................................  7,000     32,002
#   ABC-Mart, Inc......................................    700     30,267
    Accordia Golf Co., Ltd.............................  2,400     31,377
    Adastria Holdings Co., Ltd.........................    300      7,876
    ADEKA Corp.........................................  2,100     23,105
#   Advantest Corp.....................................  2,200     23,221
#   Aeon Co., Ltd......................................  4,300     53,617
    Ahresty Corp.......................................    800      7,069
    Aica Kogyo Co., Ltd................................  1,000     18,399
    Aichi Bank, Ltd. (The).............................    200      9,429
    Aichi Steel Corp...................................  4,000     16,082
    Aida Engineering, Ltd..............................  2,800     31,134
    Air Water, Inc.....................................  4,000     58,947
    Aisin Seiki Co., Ltd...............................  1,600     58,913
    Akebono Brake Industry Co., Ltd....................  6,000     27,953
    Akita Bank, Ltd. (The).............................  5,000     13,310
    Alpine Electronics, Inc............................  1,300     18,201
*   Alps Electric Co., Ltd.............................  2,800     36,597
    Amada Co., Ltd..................................... 10,000     80,908

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Amano Corp.........................................  1,700 $ 17,692
    ANA Holdings, Inc..................................  3,000    6,358
    Anritsu Corp.......................................  2,000   21,924
    AOKI Holdings, Inc.................................  2,200   36,499
    Aomori Bank, Ltd. (The)............................  2,000    5,249
    Aoyama Trading Co., Ltd............................  1,700   43,616
#   Aozora Bank, Ltd................................... 10,000   28,498
    Arakawa Chemical Industries, Ltd...................    900    7,935
    Arcs Co., Ltd......................................  1,300   24,270
    Ariake Japan Co., Ltd..............................  1,000   25,526
    Asahi Diamond Industrial Co., Ltd..................  1,000   10,628
    Asahi Glass Co., Ltd............................... 14,000   79,199
    Asahi Holdings, Inc................................  1,600   29,901
    Asahi Kasei Corp................................... 15,000  113,505
    Asatsu-DK, Inc.....................................    700   16,184
    Asics Corp.........................................  2,000   34,543
    Autobacs Seven Co., Ltd............................  2,200   35,519
    Avex Group Holdings, Inc...........................  1,200   27,385
    Awa Bank, Ltd. (The)...............................  5,000   24,191
    Azbil Corp.........................................  1,400   33,108
    Bank of Iwate, Ltd. (The)..........................    400   17,787
    Bank of Kyoto, Ltd. (The)..........................  7,000   55,759
    Bank of Nagoya, Ltd. (The).........................  4,000   13,058
    Bank of Okinawa, Ltd. (The)........................    600   21,990
    Bank of the Ryukyus, Ltd...........................  1,400   17,584
    Bank of Yokohama, Ltd. (The)....................... 19,000   95,507
    Benesse Holdings, Inc..............................    700   27,576
*   Best Denki Co., Ltd................................  8,100   11,608
#   Bookoff Corp.......................................  1,500   10,331
    Bridgestone Corp...................................    900   32,312
#   Brother Industries, Ltd............................  4,600   57,840
    Calsonic Kansei Corp...............................  6,000   29,830
    Canon Electronics, Inc.............................    600   11,438
    Canon Marketing Japan, Inc.........................  1,200   15,357
    Canon, Inc.........................................    194    5,667
    Canon, Inc. Sponsored ADR..........................  2,596   75,725
    Casio Computer Co., Ltd............................  6,600   71,313
    Central Glass Co., Ltd.............................  4,000   12,578
    Central Japan Railway Co...........................    300   32,874
    Century Tokyo Leasing Corp.........................    800   23,301
    Chiba Bank, Ltd. (The)............................. 12,000   75,937
*   Chiba Kogyo Bank, Ltd. (The).......................  1,500   10,344
    Chiyoda Co., Ltd...................................    700   13,750
    Chubu Electric Power Co., Inc......................  1,800   21,334
    Chuetsu Pulp & Paper Co., Ltd......................  6,000   12,476
    Chugoku Bank, Ltd. (The)...........................  5,000   61,547
    Chugoku Electric Power Co., Inc. (The).............  1,200   15,575
    Chugoku Marine Paints, Ltd.........................  2,000   10,835
    Chukyo Bank, Ltd. (The)............................  7,000   12,003
    Citizen Holdings Co., Ltd..........................  7,900   61,521
    CKD Corp...........................................  2,200   22,286
    CMK Corp...........................................  2,100    5,215
    Coca-Cola East Japan Co., Ltd......................  1,927   47,352

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Coca-Cola West Co., Ltd............................  1,500 $ 29,394
    COMSYS Holdings Corp...............................  2,000   29,008
*   Cosmo Oil Co., Ltd................................. 15,000   27,973
    Dai Nippon Printing Co., Ltd.......................  8,000   78,968
    Dai-ichi Life Insurance Co., Ltd. (The)............  7,300  109,538
    Daibiru Corp.......................................    300    3,391
    Daicel Corp........................................  7,000   56,132
    Daido Steel Co., Ltd...............................  5,000   24,862
#*  Daiei, Inc. (The)..................................  2,650    7,675
    Daifuku Co., Ltd...................................  2,000   23,675
    Daikin Industries, Ltd.............................    700   40,152
#   Daikyo, Inc........................................  5,000   12,151
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   17,878
#   Daio Paper Corp....................................  3,000   25,763
    Daisan Bank, Ltd. (The)............................  7,000   11,887
    Daiseki Co., Ltd...................................    200    3,681
    Daishi Bank, Ltd. (The)............................  8,000   28,634
    Daito Trust Construction Co., Ltd..................    300   28,338
    Daiwa House Industry Co., Ltd......................  3,000   56,904
    Daiwa Securities Group, Inc........................  5,000   46,372
    Daiwabo Holdings Co., Ltd..........................  8,000   15,687
    DCM Holdings Co., Ltd..............................  1,800   12,062
#   Dena Co., Ltd......................................  1,200   23,043
    Denki Kagaku Kogyo KK.............................. 11,000   42,186
    Denso Corp.........................................  1,500   77,143
#   Dentsu, Inc........................................    800   31,381
    Descente, Ltd......................................  3,000   19,677
    DIC Corp........................................... 10,000   28,439
#   Disco Corp.........................................    400   27,867
    DMG Mori Seiki Co., Ltd............................  1,100   19,219
    Doutor Nichires Holdings Co., Ltd..................    400    6,865
    Dowa Holdings Co., Ltd.............................  2,000   18,007
    Dunlop Sports Co., Ltd.............................  1,100   13,735
    East Japan Railway Co..............................    900   66,475
    Ebara Corp......................................... 11,000   70,357
    EDION Corp.........................................  1,800   10,040
#   Ehime Bank, Ltd. (The).............................  6,000   12,836
    Eighteenth Bank, Ltd. (The)........................  8,000   17,575
    Eizo Corp..........................................    500   12,578
    Electric Power Development Co., Ltd................    600   17,776
    Exedy Corp.........................................  1,000   31,408
    FamilyMart Co., Ltd................................    600   27,049
    FANUC Corp.........................................    300   48,618
    FCC Co., Ltd.......................................  1,000   19,169
    Felissimo Corp.....................................    400    3,911
#   FIDEA Holdings Co., Ltd............................  5,200   10,048
#   Foster Electric Co., Ltd...........................    500    8,050
    France Bed Holdings Co., Ltd.......................  6,000   11,392
    Fuji Electric Co., Ltd............................. 10,000   43,322
    Fuji Heavy Industries, Ltd.........................  1,000   27,262
    Fuji Oil Co. Ltd/Osaka.............................  1,100   16,235
    Fuji Oil Co., Ltd..................................  2,200    7,213
    Fuji Seal International, Inc.......................    400   13,283

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Fuji Soft, Inc.....................................  1,100 $ 25,583
    Fujibo Holdings, Inc...............................  5,000   10,361
    FUJIFILM Holdings Corp.............................  4,400  128,224
    Fujikura, Ltd......................................  7,000   32,460
    Fujimori Kogyo Co., Ltd............................    300    6,958
    Fujitec Co., Ltd...................................  3,000   36,893
    Fujitsu General, Ltd...............................  1,000   11,898
*   Fujitsu, Ltd....................................... 18,000  100,622
    Fukui Bank, Ltd. (The).............................  7,000   15,954
    Fukuoka Financial Group, Inc....................... 12,000   49,999
#   Fukuyama Transporting Co., Ltd.....................  5,000   27,044
    Furukawa Electric Co., Ltd......................... 18,000   44,042
*   Futaba Industrial Co., Ltd.........................    900    3,419
    Geo Holdings Corp..................................    900    8,544
    Glory, Ltd.........................................  1,000   24,785
    Godo Steel, Ltd....................................  6,000   10,173
#   Gree, Inc..........................................  1,200   11,808
#*  GungHo Online Entertainment, Inc...................  3,500   21,626
    Gunma Bank, Ltd. (The).............................  9,000   47,628
    Gunze, Ltd.........................................  5,000   12,998
    H2O Retailing Corp.................................  4,000   32,725
    Hachijuni Bank, Ltd. (The)......................... 11,000   60,741
    Hakuhodo DY Holdings, Inc..........................  5,300   42,811
    Hankyu Hanshin Holdings, Inc....................... 16,000   80,965
    Hanwa Co., Ltd.....................................  4,000   20,621
#*  Haseko Corp........................................  2,200   16,376
#   Hazama Ando Corp...................................  6,200   21,777
    Heiwa Corp.........................................    800   14,175
    Heiwa Real Estate Co., Ltd.........................    500    7,648
    Heiwado Co., Ltd...................................  1,200   16,561
    Higashi-Nippon Bank, Ltd. (The)....................  6,000   15,332
    Higo Bank, Ltd. (The)..............................  3,000   15,640
    Hino Motors, Ltd...................................  1,000   14,552
    Hiroshima Bank, Ltd. (The)......................... 11,000   44,423
    Hitachi Capital Corp...............................  1,300   32,359
    Hitachi Chemical Co., Ltd..........................  1,300   18,641
#   Hitachi Construction Machinery Co., Ltd............    900   17,192
    Hitachi High-Technologies Corp.....................  1,400   32,058
    Hitachi Koki Co., Ltd..............................    600    4,241
    Hitachi Metals, Ltd................................  1,000   15,753
    Hitachi Transport System, Ltd......................  1,100   17,472
    Hitachi Zosen Corp.................................  3,800   27,318
    Hitachi, Ltd....................................... 24,000  182,961
    Hitachi, Ltd. ADR..................................    800   61,320
#*  Hokkaido Electric Power Co., Inc...................  1,600   16,739
    Hokkan Holdings, Ltd...............................  5,000   15,669
    Hokkoku Bank, Ltd. (The)...........................  7,000   23,276
    Hokuetsu Bank, Ltd. (The)..........................  4,000    7,814
#   Hokuetsu Kishu Paper Co., Ltd......................  6,000   26,136
    Hokuhoku Financial Group, Inc...................... 31,000   58,737
    Hokuriku Electric Power Co.........................  1,800   21,937
    Hokuto Corp........................................  1,400   25,763
    Honda Motor Co., Ltd...............................  6,900  258,634

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Honda Motor Co., Ltd. Sponsored ADR................  3,554 $133,311
#   Horiba, Ltd........................................    300   10,861
    House Foods Group, Inc.............................  1,900   28,446
    Hoya Corp..........................................  2,400   66,321
    Hyakugo Bank, Ltd. (The)...........................  4,000   16,121
    Hyakujushi Bank, Ltd. (The)........................  4,000   13,034
    Ibiden Co., Ltd....................................  3,500   64,149
*   Ichikoh Industries, Ltd............................ 10,000   15,222
    Idec Corp..........................................  1,300   11,332
    Idemitsu Kosan Co., Ltd............................  1,600   35,499
    IHI Corp...........................................  7,000   31,742
*   Iida Group Holdings Co., Ltd.......................  1,624   28,802
    Inaba Denki Sangyo Co., Ltd........................    600   19,048
    Inabata & Co., Ltd.................................    100    1,111
    Inageya Co., Ltd...................................  2,000   19,389
    Iseki & Co., Ltd...................................  5,000   13,915
    Isetan Mitsukoshi Holdings, Ltd....................  3,740   47,312
*   Ishihara Sangyo Kaisha, Ltd........................ 13,000   15,091
    Isuzu Motors, Ltd..................................  4,000   23,679
    IT Holdings Corp...................................  1,200   19,849
    Ito En, Ltd........................................  1,000   21,538
    ITOCHU Corp........................................ 12,800  156,381
    Itochu Enex Co., Ltd...............................  1,800   10,536
    Itochu Techno-Solutions Corp.......................    400   16,470
    Itoham Foods, Inc..................................  5,000   22,384
    Iwai Cosmo Holdings, Inc...........................    900   11,583
    Iwatani Corp.......................................  7,000   40,320
    Iyo Bank, Ltd. (The)...............................  6,000   56,089
    Izumiya Co., Ltd...................................  3,000   13,175
    J Front Retailing Co., Ltd.........................  6,800   45,328
    J-Oil Mills, Inc...................................  3,000    8,320
#   Japan Airport Terminal Co., Ltd....................  1,100   22,042
    Japan Aviation Electronics Industry, Ltd...........  3,000   45,459
    Japan Exchange Group, Inc..........................  1,500   36,240
    Japan Pulp & Paper Co., Ltd........................  5,000   15,806
    Japan Steel Works, Ltd. (The)...................... 10,000   49,399
    Japan Wool Textile Co., Ltd. (The).................  3,000   21,576
    JFE Holdings, Inc..................................  4,000   82,890
    Joshin Denki Co., Ltd..............................  1,000    7,594
    Joyo Bank, Ltd. (The).............................. 12,000   56,801
    JSR Corp...........................................  2,100   37,394
    JTEKT Corp.........................................  3,200   47,114
    Juroku Bank, Ltd. (The)............................  6,000   20,839
#   JVC Kenwood Corp...................................  1,500    2,827
    JX Holdings, Inc................................... 16,790   80,939
    K's Holdings Corp..................................    700   18,629
    Kadokawa Corp......................................    800   25,773
    Kaga Electronics Co., Ltd..........................  1,200   14,776
    Kagoshima Bank, Ltd. (The).........................  3,000   17,961
    Kajima Corp........................................  8,000   29,472
#   Kakaku.com, Inc....................................  1,200   22,691
    Kameda Seika Co., Ltd..............................    300    8,989
    Kamigumi Co., Ltd..................................  7,000   62,696

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
#   Kanamoto Co., Ltd..................................  1,000 $25,835
    Kandenko Co., Ltd..................................  4,000  20,384
    Kaneka Corp........................................  8,000  49,477
    Kanematsu Corp..................................... 12,000  20,650
*   Kansai Electric Power Co., Inc. (The)..............  1,200  12,902
    Kansai Paint Co., Ltd..............................  1,000  13,508
#   Kao Corp...........................................  1,000  31,702
    Kato Works Co., Ltd................................  2,000  11,786
    Kawasaki Heavy Industries, Ltd.....................  5,000  21,624
    Kawasaki Kisen Kaisha, Ltd......................... 28,000  65,268
    KDDI Corp..........................................    800  44,050
#   Keihan Electric Railway Co., Ltd................... 10,000  37,812
    Keihin Corp........................................  1,100  16,314
    Keikyu Corp........................................  3,000  23,680
#   Keio Corp..........................................  3,000  19,225
    Keisei Electric Railway Co., Ltd...................  2,000  17,703
    Keiyo Bank, Ltd. (The).............................  9,000  39,006
    Kewpie Corp........................................  2,200  31,320
    KEY Coffee, Inc....................................    300   4,575
    Keyence Corp.......................................    100  41,061
    Kintetsu Corp......................................  7,000  24,068
    Kintetsu World Express, Inc........................    300  11,908
    Kitz Corp..........................................  3,000  13,990
*   Kiyo Bank Ltd (The)................................  1,500  19,732
    Koa Corp...........................................  1,400  15,438
*   Kobe Steel, Ltd.................................... 30,000  49,696
#   Kohnan Shoji Co., Ltd..............................  1,300  13,623
    Koito Manufacturing Co., Ltd.......................  1,000  20,347
    Kokuyo Co., Ltd....................................  2,300  16,041
    Komatsu, Ltd.......................................  1,100  23,220
#   Konami Corp........................................  2,400  57,042
    Konica Minolta, Inc................................  5,500  58,064
    Konishi Co., Ltd...................................    600  11,307
    Kose Corp..........................................    800  25,104
    Kubota Corp. Sponsored ADR.........................    500  38,300
    Kurabo Industries, Ltd.............................  8,000  14,419
    Kuraray Co., Ltd...................................  4,400  49,328
    Kureha Corp........................................  5,000  22,817
    Kurita Water Industries, Ltd.......................  2,100  44,748
#   Kuroda Electric Co., Ltd...........................  1,300  19,896
    KYB Co., Ltd.......................................  4,000  19,675
    Kyocera Corp. Sponsored ADR........................  1,800  80,568
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  1,900  26,066
    Kyoritsu Maintenance Co., Ltd......................    900  31,887
    Kyowa Exeo Corp....................................  2,000  26,117
*   Kyushu Electric Power Co., Inc.....................  1,800  20,653
    Lawson, Inc........................................    300  21,825
*   Leopalace21 Corp...................................  4,000  20,854
    Lintec Corp........................................  1,100  20,080
    Lion Corp..........................................  4,000  20,901
#   LIXIL Group Corp...................................  3,200  82,443
    Maeda Corp.........................................  5,000  33,496
    Maeda Road Construction Co., Ltd...................  2,000  32,666

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Makino Milling Machine Co., Ltd....................   2,000 $ 16,524
#   Makita Corp........................................     500   26,014
    Marubeni Corp......................................  14,000   97,667
#   Maruha Nichiro Holdings, Inc.......................  12,000   19,796
    Marui Group Co., Ltd...............................   4,900   45,902
    Marusan Securities Co., Ltd........................   2,100   18,647
    Maruwa Co. Ltd/Aichi...............................     500   17,003
    Matsui Securities Co., Ltd.........................   2,300   26,043
    Max Co., Ltd.......................................   1,000   11,069
*   Mazda Motor Corp...................................   9,000   43,165
#   Megmilk Snow Brand Co., Ltd........................   1,400   17,420
    Meitec Corp........................................     700   18,663
    Michinoku Bank, Ltd. (The).........................   2,000    3,919
    Mimasu Semiconductor Industry Co., Ltd.............     500    4,156
#   Minebea Co., Ltd...................................   5,000   37,630
    Ministop Co., Ltd..................................     800   12,807
    Mirait Holdings Corp...............................   2,000   17,519
#   MISUMI Group, Inc..................................   1,200   34,404
    Mito Securities Co., Ltd...........................   3,000   13,528
    Mitsuba Corp.......................................   2,000   33,313
    Mitsubishi Corp....................................  11,900  218,795
    Mitsubishi Electric Corp...........................   9,000  101,657
    Mitsubishi Estate Co., Ltd.........................   2,000   49,122
    Mitsubishi Gas Chemical Co., Inc...................   4,000   28,094
    Mitsubishi Heavy Industries, Ltd...................  18,598  120,053
#   Mitsubishi Logistics Corp..........................   4,000   55,898
    Mitsubishi Materials Corp..........................  15,000   50,356
#*  Mitsubishi Motors Corp.............................   3,700   39,614
*   Mitsubishi Paper Mills, Ltd........................  10,000    9,625
    Mitsubishi Pencil Co., Ltd.........................     600   13,891
    Mitsubishi Shokuhin Co., Ltd.......................     400    9,477
    Mitsubishi Steel Manufacturing Co., Ltd............   2,000    4,994
    Mitsubishi UFJ Financial Group, Inc................ 109,270  656,907
    Mitsuboshi Belting Co., Ltd........................   3,000   16,748
    Mitsui & Co., Ltd..................................  11,700  156,678
    Mitsui & Co., Ltd. Sponsored ADR...................     125   33,571
#   Mitsui Chemicals, Inc..............................  18,000   42,968
    Mitsui Engineering & Shipbuilding Co., Ltd.........  18,000   35,114
    Mitsui Fudosan Co., Ltd............................   2,000   63,159
    Mitsui High-Tec, Inc...............................   2,000   13,298
    Mitsui Mining & Smelting Co., Ltd..................  14,000   37,281
    Mitsui OSK Lines, Ltd..............................  20,000   81,980
    Mitsui Sugar Co., Ltd..............................   3,000   12,779
    Mitsui-Soko Co., Ltd...............................   2,000    8,696
*   Mitsumi Electric Co., Ltd..........................   2,600   18,426
    Miura Co., Ltd.....................................     700   18,152
    Miyazaki Bank, Ltd. (The)..........................   5,000   13,858
    Mizuho Financial Group, Inc........................ 169,200  358,589
#   Mizuno Corp........................................   4,000   19,992
    Morinaga & Co., Ltd................................   9,000   19,294
#   Morinaga Milk Industry Co., Ltd....................   4,000   11,753
    Morita Holdings Corp...............................   1,000    7,830
    MOS Food Services, Inc.............................   1,400   29,181

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Moshi Moshi Hotline, Inc...........................    900 $  9,419
    MS&AD Insurance Group Holdings.....................  4,764  110,378
    Murata Manufacturing Co., Ltd......................    400   37,141
#   Musashi Seimitsu Industry Co., Ltd.................    900   17,584
    Musashino Bank, Ltd. (The).........................    600   19,259
    Nagase & Co., Ltd..................................  3,400   39,843
    Nagoya Railroad Co., Ltd...........................  9,000   26,799
    Namco Bandai Holdings, Inc.........................  1,900   43,119
    Nankai Electric Railway Co., Ltd...................  7,000   24,577
    Nanto Bank, Ltd. (The).............................  5,000   17,559
    NEC Corp........................................... 36,000  104,034
    NEC Networks & System Integration Corp.............  1,200   27,868
#   NET One Systems Co., Ltd...........................  1,400    8,700
    Neturen Co., Ltd...................................  1,500   11,229
    NGK Insulators, Ltd................................  3,000   50,586
    NGK Spark Plug Co., Ltd............................  2,000   46,139
    NHK Spring Co., Ltd................................  2,000   20,444
#   Nichias Corp.......................................  3,000   20,949
    Nichicon Corp......................................  2,400   20,416
    Nichiha Corp.......................................    900   12,341
    Nichirei Corp......................................  6,000   27,188
    Nifco, Inc.........................................    900   23,414
    NIFTY Corp.........................................    500    6,416
    Nihon Dempa Kogyo Co., Ltd.........................    400    3,383
    Nihon Nohyaku Co., Ltd.............................  1,000   13,953
    Nihon Parkerizing Co., Ltd.........................  1,000   21,618
    Nihon Unisys, Ltd..................................  3,000   30,487
#   Nikon Corp.........................................  2,800   47,834
    Nippo Corp.........................................  1,000   15,574
    Nippon Beet Sugar Manufacturing Co., Ltd...........  9,000   17,405
#   Nippon Carbon Co., Ltd.............................  7,000   12,799
*   Nippon Chemi-Con Corp..............................  3,000    9,845
    Nippon Denko Co., Ltd..............................  4,000   11,494
    Nippon Electric Glass Co., Ltd.....................  8,000   36,025
    Nippon Express Co., Ltd............................  9,000   42,274
    Nippon Flour Mills Co., Ltd........................  6,000   29,890
#   Nippon Gas Co., Ltd................................  1,100   11,497
    Nippon Konpo Unyu Soko Co., Ltd....................  1,700   30,185
    Nippon Light Metal Holdings Co., Ltd............... 10,000   14,187
    Nippon Meat Packers, Inc...........................  2,000   34,057
    Nippon Paper Industries Co., Ltd...................  2,300   41,397
    Nippon Road Co., Ltd. (The)........................  2,000   10,605
#   Nippon Sharyo, Ltd.................................  5,000   24,839
#*  Nippon Sheet Glass Co., Ltd........................ 20,000   26,048
#   Nippon Shokubai Co., Ltd...........................  4,000   41,997
    Nippon Signal Co., Ltd.............................  1,500   13,181
    Nippon Soda Co., Ltd...............................  5,000   28,407
    Nippon Steel & Sumitomo Metal Corp................. 43,675  132,476
*   Nippon Suisan Kaisha, Ltd..........................  5,500   11,248
    Nippon Synthetic Chemical Industry Co., Ltd. (The).  2,000   17,813
    Nippon Telegraph & Telephone Corp..................    500   26,761
    Nippon Telegraph & Telephone Corp. ADR.............  1,600   43,136
    Nippon Thompson Co., Ltd...........................  3,000   14,796

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#*  Nippon Yakin Kogyo Co., Ltd........................  2,500 $  7,219
    Nippon Yusen KK.................................... 29,000   89,743
    Nishi-Nippon City Bank, Ltd. (The)................. 18,000   45,379
    Nishi-Nippon Railroad Co., Ltd.....................  6,000   22,768
    Nishimatsu Construction Co., Ltd...................  7,000   24,132
    Nishimatsuya Chain Co., Ltd........................  2,500   19,744
    Nissan Chemical Industries, Ltd....................  1,400   19,920
    Nissan Motor Co., Ltd.............................. 14,500  124,385
    Nissan Shatai Co., Ltd.............................  3,000   37,950
#   Nisshin Oillio Group, Ltd. (The)...................  5,000   16,469
#   Nisshin Seifun Group, Inc..........................  6,050   60,129
    Nisshin Steel Holdings Co., Ltd....................  2,100   22,281
    Nisshinbo Holdings, Inc............................  2,000   17,397
    Nissin Foods Holdings Co., Ltd.....................    500   21,644
    Nissin Kogyo Co., Ltd..............................  1,000   20,336
    Nitta Corp.........................................  1,000   22,567
    Nittetsu Mining Co., Ltd...........................  3,000   13,981
    Nitto Boseki Co., Ltd..............................  6,000   26,052
    Nitto Denko Corp...................................  1,200   53,356
    Nitto Kogyo Corp...................................  1,000   17,305
    NKSJ Holdings, Inc.................................  4,400  114,511
    NOF Corp...........................................  5,000   34,935
#   NOK Corp...........................................  3,000   48,332
    Nomura Holdings, Inc............................... 18,800  130,622
    Nomura Holdings, Inc. ADR..........................  3,400   23,664
    Nomura Real Estate Holdings, Inc...................  1,800   36,481
    Nomura Research Institute, Ltd.....................    600   19,720
    Noritake Co., Ltd/Nagoya...........................  5,000   12,255
    Noritz Corp........................................    700   14,646
    North Pacific Bank, Ltd............................  8,000   31,241
    NSK, Ltd...........................................  6,000   67,275
*   NTN Corp........................................... 12,000   51,382
    NTT Data Corp......................................    900   31,732
#   NTT DOCOMO, Inc....................................  9,900  158,507
    Obayashi Corp......................................  9,000   53,134
    Obic Co., Ltd......................................    800   24,697
    Odakyu Electric Railway Co., Ltd...................  2,000   17,542
    Ogaki Kyoritsu Bank, Ltd. (The).................... 10,000   27,890
#   Oiles Corp.........................................  1,200   27,955
    Oita Bank, Ltd. (The)..............................  4,000   16,132
    Oji Holdings Corp.................................. 14,000   65,970
    Okamura Corp.......................................  2,000   16,617
    Okinawa Electric Power Co., Inc. (The).............    400   12,527
#   OKUMA Corp.........................................  2,000   19,185
    Okumura Corp.......................................  4,000   17,725
    Omron Corp.........................................    900   35,584
#   Onoken Co., Ltd....................................  1,500   18,060
    Onward Holdings Co., Ltd...........................  4,000   28,871
    Oriental Land Co., Ltd.............................    100   15,175
    Osaka Gas Co., Ltd.................................  8,000   32,309
    OSG Corp...........................................    700   12,958
    Pacific Metals Co., Ltd............................  6,000   20,877
    Paltac Corp........................................    300    4,009

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    PanaHome Corp......................................  2,000 $ 13,870
    Panasonic Corp.....................................  9,000  102,003
    Parco Co., Ltd.....................................    300    2,755
#   Park24 Co., Ltd....................................    600   12,347
    Penta-Ocean Construction Co., Ltd..................  7,000   25,159
    Pilot Corp.........................................    400   12,149
#*  Pioneer Corp.......................................  2,500    5,346
    Pola Orbis Holdings, Inc...........................    500   16,745
    Press Kogyo Co., Ltd...............................  5,000   21,228
    Prima Meat Packers, Ltd............................  5,000    9,091
    Raito Kogyo Co., Ltd...............................  2,500   16,876
#   Rakuten, Inc.......................................  2,100   34,362
    Rengo Co., Ltd.....................................  4,000   21,045
*   Renown, Inc........................................  2,700    3,441
    Resona Holdings, Inc............................... 15,200   80,120
    Resorttrust, Inc...................................  2,000   34,330
    Ricoh Co., Ltd.....................................  8,000   84,066
    Ricoh Leasing Co., Ltd.............................    500   13,333
    Riken Corp.........................................  4,000   18,705
    Riso Kagaku Corp...................................  1,100   21,862
    Rohm Co., Ltd......................................  1,700   84,719
    Round One Corp.....................................    900    8,333
    Ryohin Keikaku Co., Ltd............................    400   36,845
    Ryosan Co., Ltd....................................  1,000   20,852
    Saibu Gas Co., Ltd.................................  6,000   14,115
    Saizeriya Co., Ltd.................................  1,200   14,098
    Sakai Chemical Industry Co., Ltd...................  3,000    9,035
    Sakata Seed Corp...................................  1,200   15,320
    San-Ai Oil Co., Ltd................................  2,000    9,651
    San-In Godo Bank, Ltd. (The).......................  3,000   20,804
#   Sangetsu Co., Ltd..................................    500   12,256
    Sanken Electric Co., Ltd...........................  4,000   27,552
    Sankyo Co., Ltd....................................    700   33,112
    Sankyo Tateyama, Inc...............................  1,200   28,019
    Sankyu, Inc........................................  4,000   15,060
    Sanshin Electronics Co., Ltd.......................  1,500   10,641
    Sanwa Holdings Corp................................  4,000   27,878
    Sanyo Chemical Industries, Ltd.....................  2,000   13,966
    Sanyo Special Steel Co., Ltd.......................  3,000   13,281
#   Sato Holdings Corp.................................  1,100   24,316
    SBI Holdings, Inc..................................  5,570   76,263
    Scroll Corp........................................  2,100    6,547
    Seiko Epson Corp...................................  2,200   57,131
    Seiko Holdings Corp................................  6,000   29,564
    Seino Holdings Co., Ltd............................  4,000   37,769
    Seiren Co., Ltd....................................  2,600   20,066
    Sekisui Chemical Co., Ltd..........................  4,000   46,103
    Sekisui House, Ltd.................................  7,000   96,547
#   Senko Co., Ltd.....................................  5,000   24,461
    Senshu Ikeda Holdings, Inc.........................  1,000    4,459
    Senshukai Co., Ltd.................................  1,200    9,915
    Seven & I Holdings Co., Ltd........................  2,300   90,664
*   Sharp Corp.........................................  2,000    6,784

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Shiga Bank, Ltd. (The).............................  7,000 $ 34,188
    Shikoku Bank, Ltd. (The)...........................  5,000   10,941
#*  Shikoku Electric Power Co., Inc....................    800   11,545
#   Shima Seiki Manufacturing, Ltd.....................    400    6,524
    Shimachu Co., Ltd..................................  1,000   22,246
    Shimamura Co., Ltd.................................    300   26,498
    Shimano, Inc.......................................    300   26,726
    Shimizu Corp....................................... 10,000   53,904
#   Shin-Etsu Chemical Co., Ltd........................  1,900  105,193
    Shindengen Electric Manufacturing Co., Ltd.........  3,000   18,459
    Shinko Electric Industries Co., Ltd................  2,300   17,632
    Shinko Plantech Co., Ltd...........................  1,300    9,680
    Shinko Shoji Co., Ltd..............................    900    7,938
    Shinmaywa Industries, Ltd..........................  4,000   34,404
    Shinsei Bank, Ltd.................................. 29,000   58,624
    Shiseido Co., Ltd..................................  1,000   15,811
    Shizuoka Bank, Ltd. (The)..........................  7,000   69,525
    Shizuoka Gas Co., Ltd..............................  2,100   12,389
    Shoko Co., Ltd.....................................  5,000    7,579
    Showa Corp.........................................    800   10,565
#   Showa Denko KK..................................... 38,000   51,561
    Showa Shell Sekiyu KK..............................  2,300   21,888
    Sinanen Co., Ltd...................................  4,000   16,156
    Sintokogio, Ltd....................................  1,500   11,405
    SKY Perfect JSAT Holdings, Inc.....................  3,500   18,021
    SMC Corp...........................................    200   50,091
    SMK Corp...........................................  3,000   14,539
    Sodick Co., Ltd....................................  1,500    6,439
    Softbank Corp......................................  1,561  113,011
    Sojitz Corp........................................ 27,200   46,630
#   Sony Corp..........................................  3,300   51,701
    Sony Corp. Sponsored ADR...........................  5,400   85,050
    Sony Financial Holdings, Inc.......................  1,400   22,648
    Sotetsu Holdings, Inc..............................  6,000   21,585
#   Square Enix Holdings Co., Ltd......................  1,000   28,193
    Stanley Electric Co., Ltd..........................  1,300   29,369
    Star Micronics Co., Ltd............................    700    8,089
#*  Sumco Corp.........................................  2,800   21,421
    Sumitomo Bakelite Co., Ltd.........................  5,000   18,642
    Sumitomo Corp......................................  9,600  119,619
    Sumitomo Electric Industries, Ltd..................  8,100  127,218
    Sumitomo Forestry Co., Ltd.........................  3,600   38,798
    Sumitomo Heavy Industries, Ltd..................... 15,000   69,454
    Sumitomo Metal Mining Co., Ltd.....................  8,000  103,510
    Sumitomo Mitsui Financial Group, Inc...............  8,564  396,737
    Sumitomo Mitsui Trust Holdings, Inc................ 23,940  113,574
    Sumitomo Osaka Cement Co., Ltd.....................  7,000   26,173
    Sumitomo Realty & Development Co., Ltd.............  1,000   44,153
    Sumitomo Rubber Industries, Ltd....................  1,800   24,845
    Sumitomo Warehouse Co., Ltd. (The).................  4,000   21,229
#   Suzuki Motor Corp..................................  2,300   59,620
*   SWCC Showa Holdings Co., Ltd....................... 14,000   15,077
    T Hasegawa Co., Ltd................................    800   11,116

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    T&D Holdings, Inc..................................  8,700 $106,002
#   Tachi-S Co., Ltd...................................  1,000   13,598
    Tadano, Ltd........................................  2,000   28,095
    Taiheiyo Cement Corp............................... 15,000   55,465
    Taiho Kogyo Co., Ltd...............................  1,300   12,759
    Taikisha, Ltd......................................  1,500   32,505
#   Taisei Corp........................................ 10,000   43,676
#   Taiyo Nippon Sanso Corp............................  7,000   48,432
#   Taiyo Yuden Co., Ltd...............................  2,000   24,054
    Takara Standard Co., Ltd...........................  2,000   14,300
    Takasago International Corp........................  1,000    5,512
    Takasago Thermal Engineering Co., Ltd..............  2,000   17,938
#   Takashimaya Co., Ltd...............................  7,000   64,900
    Takata Corp........................................  1,000   29,692
    Takuma Co., Ltd....................................  4,000   35,951
#   TDK Corp...........................................  1,000   45,121
    TDK Corp. Sponsored ADR............................    400   18,272
#   Teijin, Ltd........................................ 19,000   42,762
    THK Co., Ltd.......................................  3,200   69,365
*   Toa Corp...........................................  6,000   12,921
    Toagosei Co., Ltd..................................  6,000   24,688
    Tobu Railway Co., Ltd..............................  3,000   13,908
    TOC Co., Ltd.......................................  1,200    8,670
    Tochigi Bank, Ltd. (The)...........................  4,000   15,591
    Toda Corp..........................................  6,000   19,961
    Toei Co., Ltd......................................  1,000    6,086
    Toho Bank, Ltd. (The)..............................  5,000   15,242
#   Toho Gas Co., Ltd..................................  5,000   23,094
    Toho Zinc Co., Ltd.................................  9,000   31,571
*   Tohoku Electric Power Co., Inc.....................  2,400   25,885
    Tokai Carbon Co., Ltd..............................  2,000    6,410
    Tokai Rika Co., Ltd................................    900   16,519
    Tokai Rubber Industries, Ltd.......................    500    5,187
    Token Corp.........................................    270   12,495
    Tokio Marine Holdings, Inc.........................  6,000  175,189
    Tokuyama Corp......................................  8,000   31,966
*   Tokyo Electric Power Co., Inc......................  6,200   28,138
    Tokyo Electron, Ltd................................  1,500   78,204
    Tokyo Gas Co., Ltd.................................  5,000   24,797
    Tokyo Seimitsu Co., Ltd............................    700   13,634
#*  Tokyo Steel Manufacturing Co., Ltd.................  3,900   19,706
    Tokyo Tatemono Co., Ltd............................  9,000   83,502
    Tokyo Tomin Bank, Ltd. (The).......................    700    6,982
    Tokyu Corp.........................................  4,000   24,804
    TOMONY Holdings, Inc...............................  7,000   27,528
    Tomy Co., Ltd......................................  2,600   11,756
#   TonenGeneral Sekiyu KK.............................  2,000   17,430
    Toppan Forms Co., Ltd..............................  2,100   18,207
    Toppan Printing Co., Ltd........................... 10,000   72,922
    Topre Corp.........................................  2,200   28,398
    Topy Industries, Ltd...............................  7,000   12,217
    Toray Industries, Inc.............................. 18,000  117,530
    Toshiba Corp....................................... 10,000   41,572

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Toshiba Machine Co., Ltd...........................  3,000 $ 16,199
    Toshiba Plant Systems & Services Corp..............  2,000   29,596
    Toshiba TEC Corp...................................  4,000   26,531
    Tosoh Corp......................................... 12,000   51,166
    Totetsu Kogyo Co., Ltd.............................  1,100   22,150
    Towa Bank, Ltd. (The).............................. 18,000   17,636
#   Toyo Engineering Corp..............................  4,000   17,427
    Toyo Ink SC Holdings Co., Ltd......................  6,000   28,850
    Toyo Kanetsu KK....................................  5,000   13,727
    Toyo Kohan Co., Ltd................................  4,000   18,326
    Toyo Seikan Group Holdings, Ltd....................  3,000   53,214
    Toyo Suisan Kaisha, Ltd............................  1,000   31,512
    Toyo Tire & Rubber Co., Ltd........................  4,000   22,502
    Toyobo Co., Ltd.................................... 19,000   33,733
    Toyoda Gosei Co., Ltd..............................  1,600   33,649
    Toyota Boshoku Corp................................  1,100   12,527
    Toyota Motor Corp..................................  1,860  106,428
    Toyota Motor Corp. Sponsored ADR...................  4,008  459,958
    Toyota Tsusho Corp.................................  3,200   75,033
    Transcosmos, Inc...................................  1,200   25,087
*   Trend Micro, Inc...................................    500   15,366
    Trusco Nakayama Corp...............................    300    6,907
    Tsubakimoto Chain Co...............................  3,000   23,688
#   Tsugami Corp.......................................  2,000   11,580
    Tsukuba Bank, Ltd..................................  2,900   10,250
    UACJ Corp..........................................  3,114   12,135
    Ube Industries, Ltd................................ 29,000   59,506
*   Ulvac, Inc.........................................  1,300   21,212
    Unicharm Corp......................................    500   27,165
    Union Tool Co......................................    600   15,135
    Unipres Corp.......................................  1,100   19,757
    UNY Group Holdings Co., Ltd........................  3,700   22,183
    Ushio, Inc.........................................  1,700   20,184
    USS Co., Ltd.......................................  1,500   20,492
    Valor Co., Ltd.....................................    500    6,638
    Wacoal Holdings Corp...............................  2,000   20,632
    Wacom Co., Ltd.....................................  2,900   18,292
    Wakita & Co., Ltd..................................  1,000   11,215
    West Japan Railway Co..............................    500   20,481
    Xebio Co., Ltd.....................................    700   13,946
#   Yamada Denki Co., Ltd.............................. 20,500   70,364
    Yamagata Bank, Ltd. (The)..........................  4,000   15,592
#   Yamaguchi Financial Group, Inc.....................  6,000   54,663
    Yamaha Corp........................................  4,800   70,371
#   Yamaha Motor Co., Ltd..............................  4,100   54,156
    Yamanashi Chuo Bank, Ltd. (The)....................  4,000   16,974
    Yamatane Corp...................................... 11,000   18,299
#   Yamato Holdings Co., Ltd...........................  1,200   25,123
    Yamato Kogyo Co., Ltd..............................    900   26,638
#   Yamazaki Baking Co., Ltd...........................  2,000   21,531
#   Yaskawa Electric Corp..............................  1,000   13,596
    Yokohama Reito Co., Ltd............................  1,900   14,816
    Yokohama Rubber Co., Ltd. (The)....................  5,000   44,525

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
#   Zensho Holdings Co., Ltd...........................  1,300 $    14,578
                                                               -----------
TOTAL JAPAN............................................         22,776,034
                                                               -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV.............................  1,726      53,928
    Accell Group.......................................    814      15,153
    Aegon NV........................................... 29,064     253,338
    Akzo Nobel NV......................................  2,421     174,123
*   AMG Advanced Metallurgical Group NV................  1,751      17,059
*   APERAM.............................................    327       5,866
    Arcadis NV.........................................  1,414      50,506
#   Arcelormittal(B295F26)............................. 10,210     168,261
    ArcelorMittal(B03XPL1).............................  5,343      88,252
    ASM International NV...............................    792      26,478
    ASML Holding NV(B908F01)...........................    154      13,033
    ASML Holding NV(B929F46)...........................    870      73,630
    BinckBank NV.......................................  1,231      13,707
    Brunel International NV............................    136       7,994
    Corbion NV.........................................    916      19,196
    Delta Lloyd NV.....................................  5,490     141,042
    Exact Holding NV...................................    330      10,576
    Fugro NV...........................................  1,470      76,872
    Gemalto NV.........................................    450      50,719
*   Grontmij...........................................  1,062       5,631
    Heijmans NV........................................     37         602
*   ING Groep NV....................................... 12,100     159,805
#*  ING Groep NV Sponsored ADR......................... 15,410     203,566
    KAS Bank NV........................................     70         922
    Koninklijke Ahold NV............................... 11,906     198,179
    Koninklijke BAM Groep NV...........................  8,796      45,128
    Koninklijke Boskalis Westminster NV................  1,434      68,760
*   Koninklijke KPN NV................................. 12,237      45,787
    Koninklijke Ten Cate NV............................    885      28,340
    Koninklijke Vopak NV...............................    984      54,081
#   Koninklijke Wessanen NV............................  3,571      16,565
    Nutreco NV.........................................  1,320      58,844
*   PostNL NV..........................................  9,281      51,952
    Randstad Holding NV................................  2,455     155,688
    Reed Elsevier NV Sponsored ADR.....................    952      39,318
#*  Royal Imtech NV....................................    730       2,081
*   SBM Offshore NV....................................  4,189      80,837
    Sligro Food Group NV...............................    627      24,854
#*  SNS Reaal NV.......................................  3,557          --
    Telegraaf Media Groep NV...........................    853       8,823
    TKH Group NV.......................................    877      30,133
    TNT Express NV.....................................  6,592      58,071
*   TomTom NV..........................................  3,459      23,966
    Unilever NV(904784709).............................    623      23,263
    Unilever NV(B12T3J1)...............................  2,259      84,287
    Unit4 NV...........................................    493      25,602
    USG People NV......................................    877      13,740
    Wolters Kluwer NV..................................  3,664     101,090

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
#   Ziggo NV...........................................  1,452 $   63,060
                                                               ----------
TOTAL NETHERLANDS......................................         2,932,708
                                                               ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd............................... 11,327     15,638
    Auckland International Airport, Ltd................ 18,563     54,714
    Chorus, Ltd........................................ 10,565     11,948
    Contact Energy, Ltd................................  7,971     33,214
    Fletcher Building, Ltd.(6341606)...................  6,671     48,866
    Fletcher Building, Ltd.(6341617)...................    913      6,776
    Infratil, Ltd...................................... 10,572     18,789
    Kathmandu Holdings, Ltd............................  4,918     12,535
    New Zealand Oil & Gas, Ltd.........................    729        455
    New Zealand Refining Co., Ltd. (The)...............  4,103      6,669
#   Nuplex Industries, Ltd.............................  4,883     13,259
    Port of Tauranga, Ltd..............................  2,031     23,796
    Sky Network Television, Ltd........................  3,260     15,202
    Telecom Corp. of New Zealand, Ltd.................. 18,634     35,338
    TrustPower, Ltd....................................  2,795     15,041
#*  Xero, Ltd..........................................      3        101
                                                               ----------
TOTAL NEW ZEALAND......................................           312,341
                                                               ----------
NORWAY -- (1.1%)
    Aker ASA Class A...................................    482     14,447
    Aker Solutions ASA.................................    750     11,519
    Atea ASA...........................................  2,400     22,187
    Austevoll Seafood ASA..............................  1,422      8,226
    Bonheur ASA........................................    128      2,544
    BW Offshore, Ltd...................................  7,600      8,362
    Cermaq ASA.........................................  1,600     16,316
#*  Det Norske Oljeselskap ASA.........................    799      8,094
    DNB ASA............................................  7,134    121,152
*   DNO International ASA.............................. 13,801     45,048
*   DOF ASA............................................  1,400      6,930
    Ekornes ASA........................................    300      3,906
    Eltek ASA..........................................  1,600      1,905
    Evry ASA...........................................  2,789      4,409
    Fred Olsen Energy ASA..............................    566     20,508
    Gjensidige Forsikring ASA..........................  1,999     38,422
    Golden Ocean Group Ltd............................. 21,290     44,340
*   Hoegh LNG Holdings, Ltd............................    100        767
*   Kongsberg Automotive Holding ASA................... 28,148     26,265
    Kongsberg Gruppen A.S..............................    640     13,111
    Kvaerner ASA.......................................  6,420     12,311
    Leroey Seafood Group ASA...........................    146      4,425
    Marine Harvest ASA.................................  5,000     57,634
    Norsk Hydro ASA.................................... 12,914     58,751
    Norsk Hydro ASA Sponsored ADR......................  3,400     15,606
*   Norske Skogindustrier ASA..........................  7,052      6,115
#*  Norwegian Air Shuttle A.S..........................    284      9,264
    Orkla ASA..........................................  7,600     59,163
    Prosafe SE.........................................  3,000     20,015

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
*   REC Silicon ASA....................................  60,049 $   26,261
*   REC Solar ASA......................................   1,034     15,483
*   Salmar ASA.........................................     616      7,544
    Schibsted ASA......................................     342     20,045
    Seadrill, Ltd......................................     818     29,386
*   Sevan Marine ASA...................................     744      2,609
#*  Songa Offshore.....................................     800        362
    SpareBank 1 SR Bank ASA............................   3,295     32,004
    Statoil ASA........................................   4,628    109,687
    Statoil ASA Sponsored ADR..........................   3,231     76,607
    Stolt-Nielsen, Ltd.................................     218      6,440
*   Storebrand ASA.....................................   9,866     58,936
    Subsea 7 SA........................................   3,474     59,871
    TGS Nopec Geophysical Co. ASA......................     305      7,914
    Tomra Systems ASA..................................   2,200     18,830
    Veidekke ASA.......................................   1,440     10,838
    Veripos, Inc.......................................     173      1,019
    Wilh Wilhelmsen ASA................................   2,050     18,738
    Wilh Wilhelmsen Holding ASA Class A................     350     11,193
#   Yara International ASA.............................   1,855     76,607
                                                                ----------
TOTAL NORWAY...........................................          1,252,116
                                                                ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................   9,817     33,301
#*  Banco BPI SA.......................................   5,001     10,159
*   Banco Comercial Portugues SA....................... 190,217     42,456
*   Banco Espirito Santo SA............................  30,233     45,861
    EDP - Energias de Portugal SA......................   9,374     35,192
*   EDP Renovaveis SA..................................   2,445     14,071
    Galp Energia SGPS SA...............................   1,753     27,102
    Jeronimo Martins SGPS SA...........................   1,019     17,422
    Mota-Engil SGPS SA.................................   2,737     17,225
    Portucel SA........................................   3,351     13,909
    Portugal Telecom SGPS SA...........................   4,899     21,533
#   Portugal Telecom SGPS SA Sponsored ADR.............   2,949     12,828
    REN - Redes Energeticas Nacionais SGPS SA..........   3,580     12,125
    Semapa-Sociedade de Investimento e Gestao..........     897     11,983
    Sonae..............................................  13,955     21,964
*   Sonae Industria SGPS SA............................   1,680      1,735
    Sonaecom - SGPS SA.................................   3,677     11,778
#   ZON OPTIMUS SGPS SA................................   1,501     10,033
                                                                ----------
TOTAL PORTUGAL.........................................            360,677
                                                                ----------
SINGAPORE -- (1.4%)
    Boustead Singapore, Ltd............................  24,000     31,080
*   Broadway Industrial Group, Ltd.....................   3,000        553
    Bukit Sembawang Estates, Ltd.......................   2,000      8,824
    CapitaLand, Ltd....................................  34,000     73,232
    City Developments, Ltd.............................   5,000     34,147
    ComfortDelGro Corp., Ltd...........................  21,000     31,737
    Cosco Corp. Singapore, Ltd.........................  14,000      7,681
    CSE Global, Ltd....................................  19,000      9,399

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
SINGAPORE -- (Continued)
    DBS Group Holdings, Ltd............................  10,453 $134,995
*   Delong Holdings, Ltd...............................  10,000    3,289
    Ezion Holdings, Ltd................................  20,400   35,901
*   Ezra Holdings, Ltd.................................   9,600    7,269
    Far East Orchard, Ltd..............................   8,000   10,602
    First Resources, Ltd...............................  12,000   18,722
    Golden Agri-Resources, Ltd......................... 121,000   49,134
    Goodpack, Ltd......................................   9,000   13,250
    GuocoLand, Ltd.....................................  12,000   20,699
    Hongkong Land Holdings, Ltd........................   3,000   18,058
    Hotel Properties, Ltd..............................   7,000   16,402
    Hutchison Port Holdings Trust......................  50,000   33,182
    Indofood Agri Resources, Ltd.......................   6,000    3,605
    Jardine Cycle & Carriage, Ltd......................   1,000   27,310
    K-Green Trust......................................     600      472
    Keppel Corp., Ltd..................................   3,300   26,874
    Keppel Land, Ltd...................................  17,000   41,987
    Keppel Telecommunications & Transportation, Ltd....   6,000    8,482
    M1, Ltd............................................   7,000   18,402
    Midas Holdings, Ltd................................  30,000   10,800
*   Neptune Orient Lines, Ltd..........................  19,250   15,217
    Noble Group, Ltd...................................  70,000   51,940
#   Olam International, Ltd............................  35,000   40,506
#   OUE, Ltd...........................................   5,000    9,292
    Oversea-Chinese Banking Corp., Ltd.................  10,291   74,773
*   Raffles Education Corp., Ltd.......................   6,127    1,315
*   S I2I, Ltd......................................... 492,000    4,655
    SATS, Ltd..........................................   6,278   15,392
    SembCorp Industries, Ltd...........................   9,000   36,949
#   SembCorp Marine, Ltd...............................   4,400   13,977
    Sinarmas Land, Ltd.................................  33,000   12,008
    Singapore Airlines, Ltd............................   8,600   64,544
    Singapore Exchange, Ltd............................   6,000   32,131
    Singapore Land, Ltd................................   4,000   24,704
    Singapore Post, Ltd................................  14,000   14,659
    Singapore Press Holdings, Ltd......................   6,000   18,773
    Singapore Technologies Engineering, Ltd............   9,000   26,656
    Singapore Telecommunications, Ltd..................  22,000   60,694
#   SMRT Corp., Ltd....................................  15,000   13,451
    Stamford Land Corp., Ltd...........................   9,000    4,083
    Swiber Holdings, Ltd...............................   3,000    1,492
    Tat Hong Holdings, Ltd.............................  10,000    6,419
*   Triyards holdings, Ltd.............................     960      494
    United Engineers, Ltd..............................  12,000   16,308
    United Industrial Corp., Ltd.......................  15,000   34,408
    United Overseas Bank, Ltd..........................   8,068  126,158
    UOB-Kay Hian Holdings, Ltd.........................  12,000   15,334
    UOL Group, Ltd.....................................   9,000   41,219
*   Vard Holdings, Ltd.................................  41,000   26,335
    Venture Corp., Ltd.................................   9,000   52,140
    Wheelock Properties Singapore, Ltd.................   1,000    1,235
    Wilmar International, Ltd..........................  18,000   43,954
    Wing Tai Holdings, Ltd.............................  10,000   13,545

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SINGAPORE -- (Continued)
    Yeo Hiap Seng, Ltd.................................  1,767 $    2,957
    Yongnam Holdings, Ltd.............................. 83,000     14,918
                                                               ----------
TOTAL SINGAPORE........................................         1,628,723
                                                               ----------
SPAIN -- (2.5%)
    Abengoa SA.........................................    505      2,021
    Abengoa SA Class B.................................  2,020      6,671
    Abertis Infraestructuras SA........................  1,916     42,756
    Acciona SA.........................................    375     24,848
    Acerinox SA........................................  2,857     37,103
    ACS Actividades de Construccion y Servicios SA.....    932     32,698
    Amadeus IT Holding SA Class A......................  1,147     45,373
    Atresmedia Corp de Medios de Comunicaion SA........  1,085     20,375
    Banco Bilbao Vizcaya Argentaria SA................. 15,598    186,064
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR... 15,257    181,709
    Banco de Sabadell SA............................... 59,721    176,193
    Banco Popular Espanol SA........................... 19,465    133,517
    Banco Santander SA................................. 22,090    190,044
    Banco Santander SA Sponsored ADR................... 37,986    328,199
    Bankinter SA.......................................  9,264     69,177
    Bolsas y Mercados Espanoles SA.....................    711     27,796
    CaixaBank SA....................................... 17,726    108,638
*   Cementos Portland Valderrivas SA...................    228      2,218
    Cie Automotive SA..................................    590      6,082
    Construcciones y Auxiliar de Ferrocarriles SA......     22     11,116
*   Deoleo SA..........................................  3,188      2,131
    Distribuidora Internacional de Alimentacion SA.....  4,398     36,139
    Ebro Foods SA......................................    994     22,003
    Elecnor SA.........................................    157      2,384
    Enagas SA..........................................  1,894     51,774
    Ence Energia y Celulosa SA.........................  3,302     12,119
    Ferrovial SA.......................................  1,427     27,381
*   Fomento de Construcciones y Contratas SA...........  1,348     36,065
*   Gamesa Corp. Tecnologica SA........................  6,353     69,653
    Gas Natural SDG SA.................................  1,964     48,537
    Grupo Catalana Occidente SA........................    923     35,416
*   Grupo Ezentis SA...................................  4,029      7,894
    Iberdrola SA(BJ05N64)..............................  1,044      6,445
    Iberdrola SA(B288C92).............................. 37,584    231,429
    Inditex SA.........................................    347     51,680
    Indra Sistemas SA..................................  2,869     50,794
*   Jazztel P.L.C......................................  3,054     37,492
    Mapfre SA..........................................  5,877     24,235
*   Mediaset Espana Comunicacion SA....................  4,163     51,269
    Melia Hotels International SA......................    953     12,373
*   NH Hoteles SA......................................  2,275     14,275
    Obrascon Huarte Lain SA............................    753     31,755
    Papeles y Cartones de Europa SA....................  1,427      7,513
*   Pescanova SA.......................................    468         --
#*  Promotora de Informaciones SA Class A.............. 28,996     15,844
*   Realia Business SA................................. 10,596     14,323
    Red Electrica Corp. SA.............................    667     46,648
    Repsol SA..........................................  4,683    109,439

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Repsol SA Sponsored ADR............................ 2,800  $   65,716
*   Sacyr SA........................................... 3,026      15,408
    Tecnicas Reunidas SA...............................   203      10,668
    Telefonica SA...................................... 1,427      21,978
#   Telefonica SA Sponsored ADR........................ 5,849      89,841
    Tubacex SA......................................... 1,844       7,027
    Tubos Reunidos SA.................................. 4,346      10,272
    Vidrala SA.........................................   371      18,402
    Viscofan SA........................................   735      38,909
    Zardoya Otis SA.................................... 1,361      22,831
                                                               ----------
TOTAL SPAIN............................................         2,990,660
                                                               ----------
SWEDEN -- (2.7%)
    AarhusKarlshamn AB.................................   500      30,531
    AF AB Class B......................................   785      25,352
    Alfa Laval AB...................................... 1,044      25,294
    Assa Abloy AB Class B.............................. 1,322      65,822
    Atlas Copco AB Class A.............................   705      19,102
    Atlas Copco AB Class B.............................   777      19,395
    Axfood AB..........................................   350      16,775
    B&B Tools AB Class B...............................   600      11,895
    Beijer Alma AB.....................................   381       9,750
    BillerudKorsnas AB................................. 1,444      17,292
    Boliden AB......................................... 5,232      79,330
    Castellum AB....................................... 2,708      43,161
    Clas Ohlson AB Class B.............................   566       9,660
    Concentric AB......................................   200       2,113
    Duni AB............................................ 1,648      21,924
    Electrolux AB Series B............................. 1,570      33,292
*   Eniro AB...........................................   399       2,977
    Fabege AB.......................................... 1,782      22,586
    Haldex AB.......................................... 2,000      19,478
    Hennes & Mauritz AB Class B........................ 1,528      65,703
    Hexagon AB Class B................................. 1,041      32,975
    Hexpol AB..........................................   262      18,609
    Holmen AB Class B..................................   995      34,347
    Husqvarna AB Class A...............................   841       4,853
    Husqvarna AB Class B............................... 6,712      38,888
*   ICA Gruppen AB..................................... 1,767      54,396
    Industrial & Financial Systems Class B.............   854      20,887
    Indutrade AB.......................................   472      20,430
    Intrum Justitia AB.................................   596      16,807
    JM AB.............................................. 1,200      32,080
*   KappAhl AB......................................... 3,182      18,964
    Kungsleden AB...................................... 1,161       8,433
*   Lindab International AB............................ 3,397      34,397
    Loomis AB Class B.................................. 1,195      28,232
*   Lundin Petroleum AB................................ 1,361      23,540
    Mekonomen AB.......................................   827      20,092
    Millicom International Cellular SA.................   184      17,883
    Modern Times Group AB Class B......................   763      34,388
    NCC AB Class B..................................... 1,600      51,058
    Nibe Industrier AB Class B.........................   999      21,900

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Nobia AB...........................................  4,200 $   32,505
    Nordea Bank AB..................................... 19,916    265,759
    Nordnet AB Class B.................................  4,500     19,170
*   PA Resources AB....................................     48         69
    Peab AB............................................  6,107     37,883
    Ratos AB Class B...................................  2,601     23,977
    Saab AB Class B....................................  1,066     27,641
    Sandvik AB.........................................  1,412     19,754
*   SAS AB............................................. 13,509     37,293
    Scania AB Class B..................................  2,410     49,240
    Securitas AB Class B...............................  6,521     67,680
    Skandinaviska Enskilda Banken AB Class A........... 11,668    150,338
    Skanska AB Class B.................................  8,265    162,725
    SKF AB Class B.....................................  1,600     42,343
    SkiStar AB.........................................    883     12,432
#   SSAB AB Class A....................................  2,939     23,433
#   SSAB AB Class B....................................    957      6,766
    Svenska Cellulosa AB Class A.......................    306      8,672
    Svenska Cellulosa AB Class B.......................  3,517    100,007
    Svenska Handelsbanken AB Class A...................  3,640    172,725
    Swedbank AB Class A................................  5,771    150,592
    Tele2 AB Class B...................................  6,791     74,681
    Telefonaktiebolaget LM Ericsson Class A............    436      5,057
    Telefonaktiebolaget LM Ericsson Class B............  3,149     38,559
    Telefonaktiebolaget LM Ericsson Sponsored ADR...... 19,000    233,510
    TeliaSonera AB..................................... 15,758    116,705
    Trelleborg AB Class B..............................  5,898    117,568
    Volvo AB Class A...................................  1,258     16,591
    Volvo AB Class B...................................  3,023     39,970
    Wallenstam AB Class B..............................  1,976     30,204
    Wihlborgs Fastigheter AB...........................  1,441     26,300
                                                               ----------
TOTAL SWEDEN...........................................         3,184,740
                                                               ----------
SWITZERLAND -- (6.1%)
    ABB, Ltd........................................... 14,101    350,739
    ABB, Ltd. Sponsored ADR............................  6,088    151,226
    Adecco SA..........................................  1,572    123,475
*   AFG Arbonia-Forster Holding AG.....................    555     19,495
    Allreal Holding AG.................................    202     28,081
    Alpiq Holding AG...................................     27      3,727
    ams AG.............................................    403     49,477
    Aryzta AG..........................................  2,090    164,232
    Ascom Holding AG...................................  1,836     34,872
    Autoneum Holding AG................................    124     21,418
    Baloise Holding AG.................................    826     98,668
    Bank Coop AG.......................................     87      4,168
    Banque Cantonale Vaudoise..........................     54     29,354
    Barry Callebaut AG.................................     34     40,244
    Belimo Holding AG..................................      7     19,469
    Bell AG............................................      2      5,091
    Berner Kantonalbank AG.............................    107     25,250
    BKW AG.............................................    158      4,987
*   Bobst Group SA.....................................    277     10,093

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Bucher Industries AG...............................    173 $   50,663
    Burckhardt Compression Holding AG..................     85     38,287
    Cie Financiere Richemont SA........................  2,146    198,516
    Clariant AG........................................  5,437    102,442
    Credit Suisse Group AG............................. 10,947    329,843
    Credit Suisse Group AG Sponsored ADR...............  6,711    202,337
    Daetwyler Holding AG...............................    116     17,481
*   Dufry AG...........................................    437     68,445
#   EFG International AG...............................  1,159     16,892
    Emmi AG............................................     35     11,108
    EMS-Chemie Holding AG..............................     77     26,505
    Energiedienst Holding AG...........................    604     19,031
    Flughafen Zuerich AG...............................     73     42,881
    Forbo Holding AG...................................     27     22,054
    GAM Holding AG.....................................  2,951     49,529
*   Gategroup Holding AG...............................    383     11,393
    Geberit AG.........................................    144     41,743
    Georg Fischer AG...................................     69     47,264
    Givaudan SA........................................     77    113,861
    Gurit Holding AG...................................     16      8,894
    Helvetia Holding AG................................    119     57,340
    Holcim, Ltd........................................  2,867    208,094
    Huber & Suhner AG..................................    120      6,421
    Implenia AG........................................    250     17,586
    Inficon Holding AG.................................     82     30,282
    Intershop Holdings.................................     72     26,835
    Julius Baer Group, Ltd.............................  4,397    213,168
    Kaba Holding AG Class B............................     37     16,887
    Komax Holding AG...................................    248     38,850
    Kudelski SA........................................  1,531     23,393
    Kuehne + Nagel International AG....................    127     16,859
    Kuoni Reisen Holding AG............................    105     47,460
    Liechtensteinische Landesbank AG...................     96      4,359
    Lindt & Spruengli AG...............................      1     53,610
    Logitech International SA..........................  1,706     26,818
    Luzerner Kantonalbank AG...........................     70     26,852
    Metall Zug AG......................................      2      5,359
#*  Meyer Burger Technology AG.........................  1,488     22,498
    Micronas Semiconductor Holding AG..................    845      6,780
    Mobimo Holding AG..................................    102     21,259
    Nestle SA.......................................... 16,181  1,172,658
    OC Oerlikon Corp. AG...............................  3,935     61,906
#*  Orell Fuessli Holding AG...........................     31      3,302
    Panalpina Welttransport Holding AG.................    158     26,113
    Partners Group Holding AG..........................    164     38,839
    PubliGroupe AG.....................................     64      8,132
    Rieter Holding AG..................................     89     19,735
    Romande Energie Holding SA.........................      7      8,342
    Schindler Holding AG...............................     52      7,634
*   Schmolz + Bickenbach AG............................  2,392      3,140
    Schweiter Technologies AG..........................     17     13,057
    SGS SA.............................................     17     38,439
    Sika AG............................................     30     98,725

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    St Galler Kantonalbank AG..........................     45 $   17,410
    Sulzer AG..........................................    460     69,264
    Swatch Group AG (The)(7184725).....................    248    147,393
    Swatch Group AG (The)(7184736).....................    611     62,568
    Swiss Life Holding AG..............................    551    118,591
    Swiss Re AG........................................  4,151    358,236
    Swisscom AG........................................    118     64,820
    Swisslog Holding AG................................ 12,929     16,155
    Swissquote Group Holding SA........................    779     30,616
    Syngenta AG........................................    248     87,676
    Syngenta AG ADR....................................    700     49,581
    U-Blox AG..........................................    393     49,849
    UBS AG(B18YFJ4).................................... 16,424    325,758
    UBS AG(H89231338)..................................  8,192    162,775
    Valiant Holding AG.................................    297     28,855
    Valora Holding AG..................................     83     21,363
    Vaudoise Assurances Holding SA Class B.............     16      6,891
    Vetropack Holding AG...............................      1      1,984
#*  Von Roll Holding AG................................  3,134      6,468
    Vontobel Holding AG................................    600     22,575
    Zehnder Group AG...................................    360     16,171
    Zug Estates Holding AG.............................      2      2,615
    Zurich Insurance Group AG..........................  1,748    506,816
                                                               ----------
TOTAL SWITZERLAND......................................         7,148,397
                                                               ----------
UNITED KINGDOM -- (18.5%)
    Aberdeen Asset Management P.L.C.................... 11,695     75,011
    Admiral Group P.L.C................................  1,656     39,278
*   Afren P.L.C........................................ 28,429     69,456
    African Barrick Gold P.L.C.........................    948      3,402
*   Aga Rangemaster Group P.L.C........................  1,374      3,675
    Aggreko P.L.C......................................  1,200     30,443
    Alent P.L.C........................................  5,870     30,156
    AMEC P.L.C.........................................  6,221    105,161
    Amlin P.L.C........................................ 11,549     79,304
    Anglo American P.L.C...............................  7,706    181,700
    Anglo Pacific Group P.L.C..........................  2,760      8,340
    Anite P.L.C........................................  6,078      9,116
    Antofagasta P.L.C..................................  2,036     28,307
    ARM Holdings P.L.C. Sponsored ADR..................  1,864     85,874
    Ashmore Group P.L.C................................  4,410     23,559
    Ashtead Group P.L.C................................ 11,656    151,016
    Associated British Foods P.L.C.....................  1,573     70,100
    Aviva P.L.C........................................ 31,314    229,076
    Babcock International Group P.L.C..................  4,864    111,015
    BAE Systems P.L.C.................................. 14,793    104,363
    Balfour Beatty P.L.C............................... 14,291     68,393
    Barclays P.L.C. Sponsored ADR...................... 29,855    534,404
    Barratt Developments P.L.C......................... 21,555    134,009
    BBA Aviation P.L.C................................. 10,853     55,039
    Beazley P.L.C...................................... 10,559     44,264
    Bellway P.L.C......................................  3,060     78,057
    Berendsen P.L.C....................................  4,540     68,906

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
    Berkeley Group Holdings P.L.C.........................  2,385 $  101,208
    BG Group P.L.C........................................ 15,156    254,741
    BG Group P.L.C. Sponsored ADR.........................  7,000    117,670
    BHP Billiton P.L.C. ADR...............................  1,847    108,899
    Bodycote P.L.C........................................  3,492     37,211
    Booker Group P.L.C.................................... 14,954     37,972
    Bovis Homes Group P.L.C...............................  3,407     46,037
    BP P.L.C. Sponsored ADR............................... 24,497  1,148,664
    Brewin Dolphin Holdings P.L.C.........................  8,248     41,310
    British Polythene Industries P.L.C....................    199      2,012
    British Sky Broadcasting Group P.L.C. Sponsored ADR...    650     37,797
    Britvic P.L.C.........................................  2,726     31,050
    BT Group P.L.C........................................  2,000     12,594
    BT Group P.L.C. Sponsored ADR.........................  2,400    151,320
    Bunzl P.L.C...........................................  2,322     52,895
    Burberry Group P.L.C..................................  1,344     31,911
    Cable & Wireless Communications P.L.C................. 46,271     40,577
*   Cairn Energy P.L.C....................................  9,232     32,738
    Capita P.L.C..........................................  3,947     63,687
    Carillion P.L.C....................................... 11,571     64,771
    Carnival P.L.C........................................    367     15,044
    Carnival P.L.C. ADR...................................  1,300     53,053
    Catlin Group, Ltd.....................................  7,502     64,974
*   Centamin P.L.C........................................  1,892      1,361
    Centrica P.L.C........................................ 24,920    127,268
    Chemring Group P.L.C..................................  6,635     26,228
    Chesnara P.L.C........................................  3,877     21,964
    Cineworld Group P.L.C.................................  4,862     28,275
    Clarkson P.L.C........................................    451     14,853
    Close Brothers Group P.L.C............................  2,952     64,244
    Cobham P.L.C.......................................... 19,869     95,866
    Coca-Cola HBC AG......................................    765     20,263
    Coca-Cola HBC AG ADR..................................    810     21,384
*   Colt Group SA......................................... 10,617     22,045
    Compass Group P.L.C...................................  7,412    110,775
    Computacenter P.L.C...................................  2,953     31,420
    Cranswick P.L.C.......................................    855     18,505
    Croda International P.L.C.............................  1,303     51,543
    CSR P.L.C.............................................  4,055     44,018
    Daily Mail & General Trust P.L.C......................  4,069     64,279
    Dairy Crest Group P.L.C...............................  3,272     27,858
    DCC P.L.C.............................................  1,532     69,585
    De La Rue P.L.C.......................................  1,308     16,771
    Debenhams P.L.C....................................... 22,081     26,836
    Development Securities P.L.C..........................  8,967     36,145
    Devro P.L.C...........................................  5,357     27,228
    Dignity P.L.C.........................................    535     13,129
    Diploma P.L.C.........................................  2,852     32,543
*   Dixons Retail P.L.C................................... 49,297     35,342
    Domino Printing Sciences P.L.C........................  2,941     38,415
    Drax Group P.L.C......................................  8,060    107,437
    DS Smith P.L.C........................................ 16,910     91,055
    E2V Technologies P.L.C................................  3,334      8,549

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
    easyJet P.L.C......................................  2,947 $   79,600
    Electrocomponents P.L.C............................  6,138     26,713
    Elementis P.L.C....................................  8,326     34,904
*   EnQuest P.L.C...................................... 11,292     24,047
*   Enterprise Inns P.L.C.............................. 11,823     31,238
*   Essar Energy P.L.C.................................  4,852      4,617
    Essentra PLC.......................................  4,670     63,565
    Euromoney Institutional Investor P.L.C.............     74      1,610
*   Evraz P.L.C........................................  3,308      4,619
    Experian P.L.C.....................................  3,075     52,489
    F&C Asset Management P.L.C.........................  6,813     13,930
    Fenner P.L.C.......................................  3,512     23,679
    Fidessa Group P.L.C................................    204      7,746
*   Findel P.L.C.......................................    841      4,012
*   Firstgroup P.L.C................................... 31,411     68,646
    G4S P.L.C.......................................... 19,492     76,295
    Galliford Try P.L.C................................    768     14,763
*   Gem Diamonds, Ltd..................................  2,700      7,031
    GKN P.L.C.......................................... 23,695    153,304
    Glencore Xstrata P.L.C............................. 34,453    181,651
    Go-Ahead Group P.L.C...............................    487     15,809
    Grafton Group P.L.C................................  4,956     48,460
    Greencore Group P.L.C.............................. 15,232     62,292
    Greggs P.L.C.......................................  1,490     12,368
    Halfords Group P.L.C...............................  4,424     33,267
    Halma P.L.C........................................  7,034     69,100
    Hargreaves Lansdown P.L.C..........................  1,598     38,978
    Hays P.L.C.........................................  7,814     17,027
    Helical Bar P.L.C..................................  3,459     19,727
    Henderson Group P.L.C.............................. 19,149     68,979
*   Heritage Oil P.L.C.................................  4,505     13,859
    Hill & Smith Holdings P.L.C........................  3,928     34,993
    Hiscox, Ltd........................................  6,791     71,096
    Home Retail Group P.L.C............................ 20,655     60,715
    Homeserve P.L.C....................................  4,469     24,028
    Howden Joinery Group P.L.C.........................  7,492     42,191
    HSBC Holdings P.L.C. Sponsored ADR................. 25,824  1,329,678
    Hunting P.L.C......................................  2,655     32,859
    Huntsworth P.L.C...................................  9,410     10,899
    ICAP P.L.C......................................... 12,772     81,030
    IG Group Holdings P.L.C............................  5,689     58,486
    IMI P.L.C..........................................  2,813     69,029
    Inchcape P.L.C.....................................  9,922     95,084
    Informa P.L.C......................................  9,967     84,609
    Inmarsat P.L.C.....................................  7,512     86,298
*   Innovation Group P.L.C............................. 32,087     17,652
#   InterContinental Hotels Group P.L.C. ADR...........  1,493     48,433
*   International Consolidated Airlines Group SA....... 22,557    154,406
    Interserve P.L.C...................................  2,216     22,163
    Intertek Group P.L.C...............................  1,135     52,770
    Investec P.L.C..................................... 10,261     65,993
    IP Group...........................................     51          9
*   IP Group P.L.C.....................................  1,251      3,605

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
UNITED KINGDOM -- (Continued)
    ITV P.L.C.......................................... 22,994 $ 74,199
    J Sainsbury P.L.C.................................. 17,515   99,194
    James Fisher & Sons P.L.C..........................    588   13,452
    Jardine Lloyd Thompson Group P.L.C.................  1,972   34,239
    JD Wetherspoon P.L.C...............................    986   12,897
*   JKX Oil & Gas P.L.C................................  3,242    3,805
    John Wood Group P.L.C..............................  5,971   62,879
    Johnson Matthey P.L.C..............................  2,129  112,837
*   Johnston Press P.L.C...............................  9,724    3,837
    Jupiter Fund Management P.L.C......................  4,951   30,362
    Kazakhmys P.L.C....................................  3,030    8,842
    Kcom Group P.L.C...................................  8,494   13,773
    Keller Group P.L.C.................................  1,423   27,695
    Kingfisher P.L.C................................... 26,248  159,148
    Laird P.L.C........................................  6,889   36,659
*   Lamprell P.L.C.....................................  2,548    5,996
    Lancashire Holdings, Ltd...........................  2,958   36,629
    Legal & General Group P.L.C........................ 71,615  252,925
*   Lloyds Banking Group P.L.C......................... 26,361   35,950
#*  Lloyds Banking Group P.L.C. ADR.................... 66,758  365,834
    London Stock Exchange Group P.L.C..................  2,568   77,503
*   Lonmin P.L.C.......................................  8,475   42,578
    Lookers P.L.C......................................  4,741    9,855
    Low & Bonar P.L.C..................................  7,100   10,098
    Man Group P.L.C.................................... 41,451   55,501
    Marks & Spencer Group P.L.C........................ 10,233   79,076
    Marshalls P.L.C....................................  2,962    8,589
    McBride P.L.C......................................  5,164    8,649
    Mears Group P.L.C..................................  3,694   29,072
    Meggitt P.L.C...................................... 16,309  138,273
    Melrose Industries P.L.C........................... 30,029  152,523
    Michael Page International P.L.C...................  4,900   35,786
    Millennium & Copthorne Hotels P.L.C................  4,587   42,573
*   Mitchells & Butlers P.L.C..........................  6,562   48,489
    Mitie Group P.L.C..................................  7,518   39,400
    Mondi P.L.C........................................  7,295  110,391
    Morgan Advanced Materials P.L.C....................  5,206   26,508
    Morgan Sindall Group P.L.C.........................    778   10,174
    N Brown Group P.L.C................................  2,652   23,547
    National Express Group P.L.C....................... 10,716   51,326
    National Grid P.L.C. Sponsored ADR.................  2,716  175,942
    Next P.L.C.........................................    805   82,567
    Northgate P.L.C....................................  2,035   18,722
    Novae Group P.L.C..................................  2,345   21,991
    Old Mutual P.L.C................................... 57,194  161,852
    Pace P.L.C.........................................  6,191   36,338
    Pearson P.L.C. Sponsored ADR.......................  9,414  172,182
    Pendragon P.L.C.................................... 30,527   17,157
    Pennon Group P.L.C.................................  6,333   71,548
    Persimmon P.L.C....................................  6,375  137,363
    Petrofac, Ltd......................................    300    5,683
    Petropavlovsk P.L.C................................  3,187    3,648
    Phoenix Group Holdings.............................  3,097   37,304

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
    Phoenix IT Group, Ltd..............................  1,920 $    3,608
    Premier Farnell P.L.C..............................  3,194     11,414
*   Premier Foods P.L.C................................  4,433     10,403
    Premier Oil P.L.C.................................. 13,691     60,979
    Prudential P.L.C. ADR..............................  6,900    278,484
*   Punch Taverns P.L.C................................ 12,288      2,926
    PZ Cussons P.L.C...................................  1,245      7,392
    QinetiQ Group P.L.C................................ 15,195     55,785
*   Quintain Estates & Development P.L.C............... 14,008     22,898
    Randgold Resources, Ltd............................    235     16,154
    Rathbone Brothers P.L.C............................    251      6,886
    Redrow P.L.C.......................................  6,636     35,385
    Reed Elsevier P.L.C. Sponsored ADR.................  1,125     65,790
    Regus PLC.......................................... 13,221     45,465
    Renishaw P.L.C.....................................    991     30,687
    Rentokil Initial P.L.C............................. 26,515     52,427
    Resolution, Ltd.................................... 41,151    235,605
    Rexam P.L.C........................................ 14,185    114,774
    Rio Tinto P.L.C....................................    948     50,423
#   Rio Tinto P.L.C. Sponsored ADR.....................  7,139    379,438
    Rolls-Royce Holdings P.L.C.........................  2,292     44,641
    Rotork P.L.C.......................................    944     38,158
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  8,276     92,112
    Royal Dutch Shell P.L.C. ADR(780259206)............ 10,328    713,665
    Royal Dutch Shell P.L.C. ADR(780259107)............ 15,447  1,125,005
    RPC Group P.L.C....................................  4,520     44,165
    RPS Group P.L.C....................................  5,472     30,601
    RSA Insurance Group P.L.C.......................... 75,013    119,479
    Sage Group P.L.C. (The)............................ 15,590    104,544
*   Salamander Energy P.L.C............................  2,521      4,393
    Savills P.L.C......................................  3,502     35,972
    Schroders P.L.C....................................    817     33,068
    SDL P.L.C..........................................  2,030     12,165
    Senior P.L.C.......................................  9,084     44,407
    Serco Group P.L.C..................................  7,406     53,100
*   Severfield-Rowen P.L.C.............................  5,353      5,266
    Severn Trent P.L.C.................................  2,170     61,467
    Shanks Group P.L.C................................. 13,706     26,191
    SIG P.L.C.......................................... 12,895     41,482
    Smiths News P.L.C..................................  2,892     10,100
    Soco International P.L.C...........................  4,359     29,491
    Spectris P.L.C.....................................  1,856     67,646
    Speedy Hire P.L.C.................................. 20,261     21,448
    Spirax-Sarco Engineering P.L.C.....................    764     36,635
    Spirent Communications P.L.C....................... 19,193     30,018
    Spirit Pub Co. P.L.C............................... 17,247     23,604
    SSE P.L.C..........................................  4,399     94,376
    St Ives P.L.C......................................    388      1,221
    St James's Place P.L.C.............................  6,128     77,395
    ST Modwen Properties P.L.C.........................  3,552     22,417
    Stagecoach Group P.L.C.............................  7,408     44,257
    Standard Chartered P.L.C........................... 12,061    245,127
    Standard Life P.L.C................................ 23,988    143,729

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ ------------
UNITED KINGDOM -- (Continued)
*   SuperGroup P.L.C...................................    668 $     16,917
    Synthomer P.L.C....................................  4,634       20,703
    TalkTalk Telecom Group P.L.C.......................  5,939       30,389
    Tate & Lyle P.L.C..................................  6,232       77,505
    Taylor Wimpey P.L.C................................ 80,611      148,363
    Telecity Group P.L.C...............................  2,044       23,959
    Tesco P.L.C........................................ 81,338      427,428
*   Thomas Cook Group P.L.C............................ 24,336       71,920
    Travis Perkins P.L.C...............................  6,328      180,558
*   Trinity Mirror P.L.C...............................  7,656       22,399
    TT electronics P.L.C...............................  3,593       12,197
    TUI Travel P.L.C...................................  7,598       53,073
    Tullett Prebon P.L.C...............................  4,980       27,093
    Tullow Oil P.L.C...................................  2,740       35,470
    Ultra Electronics Holdings P.L.C...................  1,481       47,549
    Unilever P.L.C. Sponsored ADR......................  1,800       69,498
    Unite Group P.L.C..................................    330        2,219
    United Utilities Group P.L.C.......................  8,388       98,579
    Vedanta Resources P.L.C............................  2,812       37,172
    Vesuvius P.L.C.....................................  6,354       46,688
    Vodafone Group P.L.C............................... 58,625      217,248
    Vodafone Group P.L.C. Sponsored ADR................ 28,773    1,066,327
    Weir Group P.L.C. (The)............................    945       32,491
    WH Smith P.L.C.....................................  2,310       39,559
    Whitbread P.L.C....................................  1,943      119,641
    WM Morrison Supermarkets P.L.C..................... 46,223      182,151
    Wolseley P.L.C.....................................  1,318       70,934
    Wolseley P.L.C. ADR................................  2,684       14,491
    WPP P.L.C. Sponsored ADR...........................  2,100      220,227
    WS Atkins P.L.C....................................  1,777       39,685
    Xchanging P.L.C....................................  9,112       26,715
                                                               ------------
TOTAL UNITED KINGDOM...................................          21,761,870
                                                               ------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................    500          180
*   Kofax, Ltd.........................................  1,336        9,774
                                                               ------------
TOTAL UNITED STATES....................................               9,954
                                                               ------------
TOTAL COMMON STOCKS....................................         108,587,907
                                                               ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Raiffeisen Bank International Rights...............    581           --
                                                               ------------
PORTUGAL -- (0.0%)
*   Mota-Engil SGPS Rights.............................  2,737        1,784
                                                               ------------
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/13/14..................................    931          530
*   Banco Popular Espanol SA Rights.................... 19,464        1,076

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                          -------- ------------
SPAIN -- (Continued)
*     Banco Santander SA Rights..........................   22,059 $      4,435
                                                                   ------------
TOTAL SPAIN..............................................                 6,041
                                                                   ------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C..............................    1,556        3,146
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                10,971
                                                                   ------------
                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund.....................  777,874    9,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by $153,729
        GNMA 3.50%, 09/20/42, valued at $138,175) to be
        repurchased at $135,466.......................... $    135      135,466
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             9,135,466
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $119,993,209)^^......          $117,734,344
                                                                   ============

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- ------------
 Common Stocks
    Australia..................... $   427,243 $ 6,088,428   --    $  6,515,671
    Austria.......................          --     675,284   --         675,284
    Belgium.......................      78,480   1,205,406   --       1,283,886
    Canada........................   9,710,334       5,150   --       9,715,484
    China.........................          --         867   --             867
    Denmark.......................          --   1,192,431   --       1,192,431
    Finland.......................     259,218   1,815,680   --       2,074,898
    France........................     902,072   8,144,866   --       9,046,938
    Germany.......................     669,247   6,305,954   --       6,975,201
    Greece........................          --      48,743   --          48,743
    Hong Kong.....................      17,686   2,864,860   --       2,882,546
    Ireland.......................     116,071     523,603   --         639,674
    Israel........................      34,045     451,973   --         486,018
    Italy.........................     318,994   2,373,052   --       2,692,046
    Japan.........................   1,101,409  21,674,625   --      22,776,034
    Netherlands...................     447,441   2,485,267   --       2,932,708
    New Zealand...................          --     312,341   --         312,341
    Norway........................     107,696   1,144,420   --       1,252,116
    Portugal......................      12,828     347,849   --         360,677
    Singapore.....................          --   1,628,723   --       1,628,723
    Spain.........................     665,465   2,325,195   --       2,990,660
    Sweden........................     233,510   2,951,230   --       3,184,740
    Switzerland...................     565,919   6,582,478   --       7,148,397
    United Kingdom................   8,376,171  13,385,699   --      21,761,870
    United States.................         180       9,774   --           9,954
 Rights/Warrants
    Austria.......................          --          --   --              --
    Portugal......................          --       1,784   --           1,784
    Spain.........................          --       6,041   --           6,041
    United Kingdom................          --       3,146   --           3,146
 Securities Lending Collateral....          --   9,135,466   --       9,135,466
                                   ----------- -----------   --    ------------
 TOTAL............................ $24,044,009 $93,690,335   --    $117,734,344
                                   =========== ===========   ==    ============

                     DIMENSIONAL RETIREMENT EQUITY FUND II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           SHARES   VALUE+
                                                           ------ ----------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in U.S. Large Company Portfolio of
     Dimensional Investment Group Inc..................... 43,289 $  608,207
   Investment in U.S. Core Equity 1 Portfolio of DFA
     Investment Dimensions Group Inc...................... 38,080    608,136
   Investment in Large Cap International Portfolio of DFA
     Investment Dimensions Group Inc...................... 11,280    243,414
   Investment in International Core Equity Portfolio of
     DFA Investment Dimensions Group Inc..................  7,318     90,594
   Investment in The Emerging Markets Series of The DFA
     Investment Trust Company.............................            62,622
   Investment in Emerging Markets Core Equity Portfolio
     of DFA Investment Dimensions Group Inc...............  1,542     28,108
                                                                  ----------
      TOTAL INVESTMENTS IN AFFILIATED
        INVESTMENT COMPANIES (Cost $1,457,905)............         1,641,081
                                                                  ----------
   TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional Liquid Reserves, 0.060%
     (Cost $435)..........................................    435        435
                                                                  ----------
      TOTAL INVESTMENTS -- (100.0%) (Cost $1,458,340)^^...        $1,641,516
                                                                  ==========

DIMENSIONAL RETIREMENT EQUITY FUND II
CONTINUED


Summary of the Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                     LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                    ---------- --------- -------- ----------
Affiliated Investment Companies.... $1,641,081    --        --    $1,641,081
Temporary Cash Investments.........        435    --        --           435
                                    ----------    --        --    ----------
TOTAL.............................. $1,641,516    --        --    $1,641,516
                                    ==========    ==        ==    ==========

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
   AFFILIATED INVESTMENT COMPANIES -- (99.6%)
   Investment in DFA Inflation-Protected Securities
     Portfolio of DFA Investment Dimensions Group Inc..... 117,670 $1,380,274
   Investment in DFA One-Year Fixed Income Portfolio of
     DFA Investment Dimensions Group Inc..................  10,103    104,268
   Investment in Dimensional Retirement Fixed Income Fund
     III of DFA Investment Dimensions Group Inc...........   1,484     13,012
                                                                   ----------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
        COMPANIES (Cost $1,496,842).......................          1,497,554
                                                                   ----------
   TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional Liquid Reserves, 0.060%
     (Cost $5,361)........................................   5,361      5,361
                                                                   ----------
      TOTAL INVESTMENTS -- (100.0%) (Cost $1,502,203)^^...         $1,502,915
                                                                   ==========

DIMENSIONAL RETIREMENT FIXED INCOME FUND II
CONTINUED

Summary of the Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ----------------------------------------
                                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                     ---------- -------- --------- ----------
Affiliated Investment Companies..... $1,497,554    --       --     $1,497,554
Temporary Cash Investments..........      5,361    --       --          5,361
                                     ----------    --       --     ----------
TOTAL............................... $1,502,915    --       --     $1,502,915
                                     ==========    ==       ==     ==========

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          FACE
                                                        AMOUNT^^^
                                                          (000)     VALUE+
                                                        --------- ----------
U.S. TREASURY OBLIGATIONS -- (100.0%)
Treasury Inflation Protected Security
   0.750%, 02/15/42....................................  $  566   $  489,814
   0.625%, 02/15/43....................................   1,889    1,567,776
                                                                  ----------
TOTAL U.S. TREASURY OBLIGATIONS........................            2,057,590
                                                                  ----------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,183,201)^^......           $2,057,590
                                                                  ==========

DIMENSIONAL RETIREMENT FIXED INCOME FUND III
CONTINUED

Summary of the Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ----------------------------------------
                                       LEVEL 1  LEVEL 2   LEVEL 3   TOTAL
                                    ---------- ---------- ------- ----------
U.S. Treasury Obligations..........     --     $2,057,590   --    $2,057,590
                                        --     ----------   --    ----------
TOTAL..............................     --     $2,057,590   --    $2,057,590
                                        ==     ==========   ==    ==========

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (88.6%)
Consumer Discretionary -- (12.3%)
*   1-800-Flowers.com, Inc. Class A....................  3,000 $ 15,120
#   Aaron's, Inc.......................................  5,257  141,361
#   Abercrombie & Fitch Co. Class A....................  5,896  208,600
    Advance Auto Parts, Inc............................    845   97,014
#*  Aeropostale, Inc...................................  6,474   45,642
    AH Belo Corp. Class A..............................    900    7,191
    Allison Transmission Holdings, Inc.................  1,624   46,658
*   Amazon.com, Inc....................................  2,700  968,463
    Ambassadors Group, Inc.............................  1,110    5,517
*   AMC Networks, Inc. Class A.........................  1,695  109,226
#*  America's Car-Mart, Inc............................  1,100   42,405
#*  American Axle & Manufacturing Holdings, Inc........  4,009   74,648
#   American Eagle Outfitters, Inc.....................  6,757   91,422
#*  American Public Education, Inc.....................  1,804   76,363
*   ANN, Inc...........................................  4,405  142,458
*   Apollo Education Group, Inc. Class A...............  6,462  208,658
    Arctic Cat, Inc....................................  1,500   63,510
    Ark Restaurants Corp...............................    120    2,615
*   Asbury Automotive Group, Inc.......................  2,849  133,960
*   Ascena Retail Group, Inc...........................  8,514  159,723
#*  Ascent Capital Group, Inc. Class A.................    900   64,395
#   Autoliv, Inc.......................................  3,670  332,759
#*  AutoNation, Inc....................................  2,100  103,719
*   AutoZone, Inc......................................    400  198,024
*   Ballantyne Strong, Inc.............................    900    4,284
#*  Barnes & Noble, Inc................................  5,623   75,798
    Bassett Furniture Industries, Inc..................  1,200   16,920
#*  Beazer Homes USA, Inc..............................  1,140   25,661
    bebe stores, Inc...................................  4,600   22,862
*   Bed Bath & Beyond, Inc.............................  1,695  108,226
    Best Buy Co., Inc.................................. 10,211  240,367
    Big 5 Sporting Goods Corp..........................  2,401   41,201
#*  Big Lots, Inc......................................  6,017  161,195
*   Biglari Holdings, Inc..............................     90   39,326
#*  Blue Nile, Inc.....................................    650   27,989
#   Blyth, Inc.........................................  1,150   10,787
    Bob Evans Farms, Inc...............................  2,925  146,981
#*  Body Central Corp..................................    600    2,052
#   Bon-Ton Stores, Inc. (The).........................  1,300   13,975
*   Books-A-Million, Inc...............................    600    1,386
    BorgWarner, Inc....................................  4,274  229,514
#*  Bridgepoint Education, Inc.........................  3,580   62,220
    Brinker International, Inc.........................    500   24,180
    Brown Shoe Co., Inc................................  3,254   77,055
    Brunswick Corp.....................................  2,455  101,784
#   Buckle, Inc. (The).................................  1,193   52,874
*   Build-A-Bear Workshop, Inc.........................  1,400   12,222
#*  Cabela's, Inc......................................  4,090  273,457
#   Cablevision Systems Corp. Class A..................  1,600   25,664
*   Cache, Inc.........................................    656    3,319
    Callaway Golf Co...................................  5,050   41,258

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Cambium Learning Group, Inc........................  2,515 $    4,778
    Capella Education Co...............................  1,476     92,088
#*  Career Education Corp..............................  4,300     23,392
#*  CarMax, Inc........................................  6,328    285,456
*   Carmike Cinemas, Inc...............................  2,000     54,220
    Carnival Corp......................................  9,648    378,105
    Carriage Services, Inc.............................  1,100     23,540
#*  Carrols Restaurant Group, Inc......................  1,634      9,951
    Carter's, Inc......................................  2,440    164,090
    Cato Corp. (The) Class A...........................  2,682     74,989
#*  Cavco Industries, Inc..............................    680     53,122
    CBS Corp. Class A..................................    334     19,596
    CBS Corp. Class B..................................  9,300    546,096
    CEC Entertainment, Inc.............................  1,900    102,524
#*  Charles & Colvard, Ltd.............................    612      2,399
#*  Charter Communications, Inc. Class A...............  1,400    191,800
    Cheesecake Factory, Inc. (The).....................  5,630    250,760
    Cherokee, Inc......................................    200      2,738
#   Chico's FAS, Inc................................... 15,122    251,025
*   Children's Place Retail Stores, Inc. (The).........  1,700     89,539
*   Chipotle Mexican Grill, Inc........................    300    165,588
#   Choice Hotels International, Inc...................  2,260    109,678
*   Christopher & Banks Corp...........................  1,927     13,759
    Cinemark Holdings, Inc.............................  8,029    235,330
*   Citi Trends, Inc...................................  1,012     16,192
    Clear Channel Outdoor Holdings, Inc. Class A.......  1,900     17,955
#   Coach, Inc.........................................  1,100     52,679
#   Collectors Universe Inc............................    300      5,997
#   Columbia Sportswear Co.............................  2,948    219,184
    Comcast Corp. Class A.............................. 55,612  3,028,073
    Comcast Corp. Special Class A...................... 11,444    599,093
#*  Conn's, Inc........................................  3,060    185,773
#   Cooper Tire & Rubber Co............................  6,800    159,120
#*  Corinthian Colleges, Inc...........................  3,000      4,410
*   Costa, Inc.........................................    280      6,017
    Cracker Barrel Old Country Store, Inc..............  1,900    188,119
*   Crocs, Inc......................................... 10,475    160,791
    CSS Industries, Inc................................    200      5,360
    CST Brands, Inc....................................  1,583     50,545
    CTC Media, Inc..................................... 15,875    181,927
    Culp, Inc..........................................    600     12,126
*   Cumulus Media, Inc. Class A........................  6,797     45,472
#   Dana Holding Corp..................................  9,919    187,667
#   Darden Restaurants, Inc............................  5,153    254,764
*   Deckers Outdoor Corp...............................  2,737    213,349
#*  dELiA*s, Inc.......................................    100         74
    Delphi Automotive P.L.C............................  1,500     91,335
#*  Delta Apparel, Inc.................................    600      9,708
    Destination Maternity Corp.........................  1,363     36,569
#*  Destination XL Group, Inc..........................  3,677     19,782
#   DeVry Education Group, Inc.........................  5,721    206,757
    Dick's Sporting Goods, Inc.........................    892     46,830
#*  Digital Generation, Inc............................  2,881     38,893

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Dillard's, Inc. Class A............................  3,750 $327,375
    DineEquity, Inc....................................  1,903  148,072
*   DIRECTV............................................  3,462  240,367
*   Discovery Communications, Inc. Class A.............  1,200   95,736
*   Discovery Communications, Inc. Class B.............    100    8,028
*   Discovery Communications, Inc. Class C.............    700   51,604
*   DISH Network Corp. Class A.........................  1,278   72,054
*   Dixie Group, Inc. (The)............................    200    2,764
*   Dollar General Corp................................  3,767  212,157
*   Dollar Tree, Inc...................................  2,610  131,857
    Domino's Pizza, Inc................................  2,400  169,464
*   Dorman Products, Inc...............................  3,152  164,408
#   DR Horton, Inc..................................... 11,443  268,682
#*  DreamWorks Animation SKG, Inc. Class A.............  6,140  207,164
    Drew Industries, Inc...............................  1,794   86,273
    DSW, Inc. Class A..................................  2,580   97,137
#   Dunkin' Brands Group, Inc..........................  5,639  262,383
#*  Education Management Corp..........................  3,157   21,878
    Einstein Noah Restaurant Group, Inc................  1,208   18,434
*   Emerson Radio Corp.................................  1,100    2,398
#*  Entercom Communications Corp. Class A..............  2,204   20,784
    Entravision Communications Corp. Class A...........  2,950   17,788
    Escalade, Inc......................................    350    4,162
#   Ethan Allen Interiors, Inc.........................  2,800   70,672
*   EW Scripps Co. Class A.............................  3,700   68,117
    Expedia, Inc.......................................  4,275  277,789
*   Express, Inc.......................................  6,979  120,876
#   Family Dollar Stores, Inc..........................  1,510   93,348
*   Famous Dave's Of America, Inc......................    600   10,086
#*  Federal-Mogul Corp.................................  6,576  117,579
*   Fiesta Restaurant Group, Inc.......................  1,467   63,037
*   Fifth & Pacific Cos., Inc..........................  3,438   98,671
    Finish Line, Inc. (The) Class A....................  5,243  134,483
    Flexsteel Industries, Inc..........................    148    4,563
    Foot Locker, Inc...................................  7,045  271,937
    Ford Motor Co...................................... 35,509  531,215
*   Fossil Group, Inc..................................    696   77,834
    Fred's, Inc. Class A...............................  2,937   51,339
*   FTD Cos., Inc......................................  1,811   56,141
*   Fuel Systems Solutions, Inc........................  2,116   26,006
#*  G-III Apparel Group, Ltd...........................  1,994  139,520
*   Gaiam, Inc. Class A................................    597    4,054
#   GameStop Corp. Class A.............................  8,800  308,616
*   Gaming Partners International Corp.................    400    3,268
    Gannett Co., Inc................................... 10,017  275,768
    Gap, Inc. (The)....................................  1,487   56,625
#   Garmin, Ltd........................................  6,797  306,205
*   Geeknet, Inc.......................................    200    3,558
*   General Motors Co.................................. 23,661  853,689
*   Genesco, Inc.......................................  1,759  123,517
#   Gentex Corp........................................ 10,200  330,378
*   Gentherm, Inc......................................  3,727   94,964
#   Genuine Parts Co...................................  1,894  155,781

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    GNC Holdings, Inc. Class A.........................  3,400 $  173,774
#   Goodyear Tire & Rubber Co. (The)...................  6,380    150,951
    Gordmans Stores, Inc...............................  1,178      8,505
    Graham Holdings Co. Class B........................    700    438,242
*   Grand Canyon Education, Inc........................  3,056    133,914
*   Gray Television, Inc...............................  5,793     65,924
#   Group 1 Automotive, Inc............................  1,800    110,034
#*  Groupon, Inc....................................... 15,534    162,486
#   Guess?, Inc........................................  6,685    187,514
    H&R Block, Inc.....................................  3,900    118,560
    Hanesbrands, Inc...................................  2,400    170,736
    Harley-Davidson, Inc...............................  2,700    166,563
    Harman International Industries, Inc...............  4,506    466,056
    Harte-Hanks, Inc...................................  3,769     25,818
#   Hasbro, Inc........................................  1,400     68,768
    Haverty Furniture Cos., Inc........................  2,057     57,226
*   Helen of Troy, Ltd.................................  2,520    138,701
#*  hhgregg, Inc.......................................  2,852     23,558
#*  Hibbett Sports, Inc................................  1,300     78,013
    Hillenbrand, Inc...................................  5,753    155,734
    Home Depot, Inc. (The)............................. 10,237    786,713
#*  HomeAway, Inc......................................  3,532    144,318
    Hooker Furniture Corp..............................    554      8,393
#*  Hovnanian Enterprises, Inc. Class A................  5,995     36,150
    HSN, Inc...........................................  1,576     86,318
*   Hyatt Hotels Corp. Class A.........................  2,106    100,646
#*  Iconix Brand Group, Inc............................  6,468    240,610
    International Speedway Corp. Class A...............  2,160     72,511
    Interpublic Group of Cos., Inc. (The)..............  9,100    148,512
    Interval Leisure Group, Inc........................  4,657    122,945
#*  iRobot Corp........................................  2,856    100,931
#*  ITT Educational Services, Inc......................    800     23,520
*   Jack in the Box, Inc...............................  2,815    142,355
#   JAKKS Pacific, Inc.................................    496      2,857
#*  JC Penney Co., Inc.................................  6,640     39,309
    John Wiley & Sons, Inc. Class A....................  2,307    124,901
    John Wiley & Sons, Inc. Class B....................    142      7,672
    Johnson Controls, Inc.............................. 21,706  1,001,081
    Johnson Outdoors, Inc. Class A.....................     75      1,783
    Jones Group, Inc. (The)............................  7,120    105,020
#*  Jos A Bank Clothiers, Inc..........................  2,720    152,918
*   Journal Communications, Inc. Class A...............  3,665     29,210
*   K12, Inc...........................................  2,800     61,460
#   KB Home............................................  6,016    116,349
*   Kid Brands, Inc....................................     15         14
*   Kirkland's, Inc....................................  1,734     32,651
#   Kohl's Corp........................................  9,777    495,010
#*  Krispy Kreme Doughnuts, Inc........................  4,997     86,198
    L Brands, Inc......................................  3,500    183,260
    La-Z-Boy, Inc......................................  5,515    148,464
*   Lakeland Industries, Inc...........................    300      1,965
#*  Lamar Advertising Co. Class A......................  2,436    118,536
#*  LeapFrog Enterprises, Inc..........................  3,800     27,056

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Lear Corp..........................................  4,197 $303,569
*   Learning Tree International, Inc...................    700    2,345
*   Lee Enterprises, Inc...............................  1,100    4,488
#   Leggett & Platt, Inc...............................  9,377  281,498
#   Lennar Corp. Class A...............................  6,700  269,072
    Lennar Corp. Class B...............................  1,400   45,836
*   Libbey, Inc........................................    737   15,875
*   Liberty Global P.L.C. Class A......................  1,303  104,149
*   Liberty Global P.L.C. Series C.....................  1,001   79,409
*   Liberty Interactive Corp. Class A.................. 19,993  534,013
#*  Liberty Interactive Corp. Class B..................     60    1,659
*   Liberty Media Corp. Class A........................  2,330  306,605
*   Liberty Media Corp. Class B........................     87   11,478
*   Liberty Ventures Series A..........................  1,457  169,012
*   Liberty Ventures Series B..........................      3      349
#*  Life Time Fitness, Inc.............................  4,100  168,756
    Lifetime Brands, Inc...............................    706   10,887
*   LIN Media LLC Class A..............................  2,600   64,246
    Lincoln Educational Services Corp..................  1,400    6,118
    Lions Gate Entertainment Corp......................  3,279  106,010
    Lithia Motors, Inc. Class A........................  2,490  140,162
*   Live Nation Entertainment, Inc..................... 17,465  371,481
*   LKQ Corp...........................................  6,700  181,369
*   Loral Space & Communications, Inc..................    980   72,863
    Lowe's Cos., Inc...................................  8,170  378,189
*   Luby's, Inc........................................  1,850   12,080
#*  Lululemon Athletica, Inc...........................  1,200   54,828
#*  Lumber Liquidators Holdings, Inc...................  1,700  151,283
*   M/I Homes, Inc.....................................  2,000   49,180
    Macy's, Inc........................................  5,040  268,128
*   Madison Square Garden Co. (The) Class A............  4,878  283,070
    Marcus Corp. (The).................................  1,500   19,590
    Marine Products Corp...............................  2,227   17,838
#*  MarineMax, Inc.....................................  2,363   34,854
    Marriott International, Inc. Class A...............  4,303  212,138
*   Marriott Vacations Worldwide Corp..................    742   35,527
*   Martha Stewart Living Omnimedia Class A............  3,017   12,038
    Mattel, Inc........................................  2,652  100,352
    Matthews International Corp. Class A...............  2,321   98,689
*   Mattress Firm Holding Corp.........................    851   34,636
#*  McClatchy Co. (The) Class A........................  4,116   18,769
    McDonald's Corp....................................  6,003  565,303
#   MDC Holdings, Inc..................................  4,142  127,946
#*  Media General, Inc. Class A........................  1,600   28,528
    Men's Wearhouse, Inc. (The)........................  4,405  211,616
    Meredith Corp......................................  2,985  136,653
*   Meritage Homes Corp................................  3,886  188,743
*   Michael Kors Holdings, Ltd.........................  2,900  231,797
*   Modine Manufacturing Co............................  4,909   64,308
*   Mohawk Industries, Inc.............................  3,572  507,867
#   Monro Muffler Brake, Inc...........................  1,950  108,244
#   Morningstar, Inc...................................  1,514  116,881
*   Motorcar Parts of America, Inc.....................    900   18,117

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#   Movado Group, Inc..................................  1,800 $ 67,950
*   Murphy USA, Inc....................................  2,546   98,632
    NACCO Industries, Inc. Class A.....................    500   29,520
*   Nathan's Famous, Inc...............................    300   14,679
    National CineMedia, Inc............................  3,158   58,991
*   Nautilus, Inc......................................  2,810   23,941
*   Netflix, Inc.......................................    800  327,464
*   New York & Co., Inc................................  5,501   24,920
#   New York Times Co. (The) Class A................... 16,087  227,470
    Newell Rubbermaid, Inc.............................  3,836  118,532
*   News Corp. Class A................................. 12,298  196,276
#*  News Corp. Class B.................................  1,775   27,708
    Nexstar Broadcasting Group, Inc. Class A...........  1,000   48,050
    NIKE, Inc. Class B.................................  3,762  274,062
#   Nordstrom, Inc.....................................  2,369  136,099
    Nutrisystem, Inc...................................  2,677   38,067
*   NVR, Inc...........................................    100  115,341
*   O'Reilly Automotive, Inc...........................  1,450  189,921
#*  Office Depot, Inc.................................. 42,218  206,446
    Omnicom Group, Inc.................................  1,941  140,878
*   Orbitz Worldwide, Inc..............................  4,361   31,399
*   Orient-Express Hotels, Ltd. Class A................  7,773  110,066
#*  Outerwall, Inc.....................................  2,385  153,379
#*  Overstock.com, Inc.................................    945   19,902
    Oxford Industries, Inc.............................  1,500  113,205
*   Pacific Sunwear of California, Inc.................  4,200   12,096
#*  Panera Bread Co. Class A...........................    200   33,814
    Papa John's International, Inc.....................  2,182  105,020
    Penske Automotive Group, Inc.......................  7,775  333,625
*   Pep Boys-Manny, Moe & Jack (The)...................  3,200   38,208
*   Perfumania Holdings, Inc...........................    260    1,674
*   Perry Ellis International, Inc.....................  1,310   20,528
#   PetMed Express, Inc................................  1,883   24,912
#   PetSmart, Inc......................................  1,100   69,300
#   Pier 1 Imports, Inc................................  8,159  155,918
#   Polaris Industries, Inc............................    900  112,680
    Pool Corp..........................................  1,800   97,524
*   Popeyes Louisiana Kitchen, Inc.....................  1,022   41,135
*   priceline.com, Inc.................................    200  228,978
    PulteGroup, Inc....................................  7,148  145,247
    PVH Corp...........................................  3,210  387,993
#*  Quiksilver, Inc.................................... 15,874  111,912
#*  RadioShack Corp....................................  5,500   13,200
    Ralph Lauren Corp..................................    400   62,756
*   Red Lion Hotels Corp...............................  1,300    7,540
*   Red Robin Gourmet Burgers, Inc.....................  1,136   73,192
#   Regal Entertainment Group Class A..................  3,770   73,515
    Regis Corp.........................................  4,206   51,860
    Rent-A-Center, Inc.................................  5,251  130,960
*   Rentrak Corp.......................................    600   34,248
    RG Barry Corp......................................  1,159   20,526
    Rocky Brands, Inc..................................    402    6,239
    Ross Stores, Inc...................................  2,527  171,609

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Royal Caribbean Cruises, Ltd.......................  9,989 $  495,454
*   Ruby Tuesday, Inc..................................  5,355     29,988
#   Ryland Group, Inc. (The)...........................  3,927    175,301
*   Sally Beauty Holdings, Inc.........................  2,585     73,362
#   Scholastic Corp....................................    500     16,495
    Scripps Networks Interactive, Inc. Class A.........  1,350     97,902
#*  Sears Holdings Corp................................  3,952    143,734
*   Select Comfort Corp................................  2,376     38,895
    Service Corp. International/US..................... 18,620    329,574
*   Shiloh Industries, Inc.............................    800     12,064
    Shoe Carnival, Inc.................................  1,830     45,201
#*  Shutterfly, Inc....................................  3,960    187,546
#   Signet Jewelers, Ltd...............................  3,285    261,322
#   Sinclair Broadcast Group, Inc. Class A.............  2,200     69,124
#*  Sirius XM Holdings, Inc............................ 19,489     69,771
    Six Flags Entertainment Corp.......................  5,664    203,281
*   Skechers U.S.A., Inc. Class A......................  3,792    109,551
*   Skyline Corp.......................................    400      2,600
    Sonic Automotive, Inc. Class A.....................  3,663     82,161
*   Sonic Corp.........................................  2,510     44,653
    Sotheby's..........................................  5,452    261,260
    Spartan Motors, Inc................................  3,249     18,682
    Speedway Motorsports, Inc..........................  2,279     43,666
#   Stage Stores, Inc..................................  1,633     32,007
#   Standard Motor Products, Inc.......................  2,454     80,270
#*  Standard Pacific Corp.............................. 15,972    140,554
*   Stanley Furniture Co., Inc.........................    661      2,512
#   Staples, Inc....................................... 25,627    337,251
    Starbucks Corp.....................................  4,256    302,687
    Starwood Hotels & Resorts Worldwide, Inc...........  2,200    164,362
*   Starz..............................................  8,151    228,065
*   Starz Class B......................................     87      2,433
    Stein Mart, Inc....................................  3,005     37,202
*   Steiner Leisure, Ltd...............................  1,169     57,293
*   Steven Madden, Ltd.................................  5,325    173,542
*   Stoneridge, Inc....................................  2,545     28,962
*   Strayer Education, Inc.............................    400     13,984
#   Sturm Ruger & Co., Inc.............................  1,000     76,170
    Superior Industries International, Inc.............  2,981     54,284
*   Systemax, Inc......................................  1,842     20,833
    Target Corp........................................  8,382    474,756
#*  Tempur Sealy International Inc.....................  1,050     51,754
*   Tenneco, Inc.......................................  2,272    129,140
#*  Tesla Motors, Inc..................................  1,830    331,980
    Texas Roadhouse, Inc...............................  7,300    177,025
#   Thor Industries, Inc...............................  4,033    207,175
    Tiffany & Co.......................................  1,628    135,433
#*  Tile Shop Holdings, Inc............................    500      7,065
    Time Warner Cable, Inc.............................  7,128    949,949
    Time Warner, Inc................................... 24,494  1,538,958
    TJX Cos., Inc......................................  4,181    239,822
#*  Toll Brothers, Inc.................................  6,851    251,774
*   Tower International, Inc...........................    723     16,072

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Town Sports International Holdings, Inc............  1,582 $    17,260
    Tractor Supply Co..................................  1,874     124,640
*   Trans World Entertainment Corp.....................    200         792
#*  TripAdvisor, Inc...................................  1,869     144,268
*   TRW Automotive Holdings Corp.......................  5,241     388,620
#*  Tuesday Morning Corp...............................  1,700      22,338
    Tupperware Brands Corp.............................  1,250      97,950
    Twenty-First Century Fox, Inc. Class A............. 16,284     518,157
    Twenty-First Century Fox, Inc. Class B.............  3,600     112,464
*   Ulta Salon Cosmetics & Fragrance, Inc..............  1,000      85,710
#*  Under Armour, Inc. Class A.........................    900      97,299
*   Unifi, Inc.........................................  1,402      32,512
*   Universal Electronics, Inc.........................  1,382      49,393
#   Universal Technical Institute, Inc.................  1,356      15,960
*   Urban Outfitters, Inc..............................  1,800      64,476
#*  US Auto Parts Network, Inc.........................  1,256       3,140
    Vail Resorts, Inc..................................  3,704     252,428
#   Valassis Communications, Inc.......................  2,454      83,436
#   Value Line, Inc....................................    213       2,658
*   Valuevision Media, Inc. Class A....................  3,340      20,608
    VF Corp............................................  2,408     140,748
    Viacom, Inc. Class A...............................    100       8,238
    Viacom, Inc. Class B...............................  3,419     280,700
*   Visteon Corp.......................................  4,378     354,662
*   Vitamin Shoppe, Inc................................  2,349     105,282
*   VOXX International Corp............................  1,300      17,329
    Walt Disney Co. (The).............................. 22,247   1,615,355
#   Weight Watchers International, Inc.................    800      21,624
#   Wendy's Co. (The).................................. 34,658     314,348
*   West Marine, Inc...................................  1,553      20,329
#*  Wet Seal, Inc. (The) Class A.......................  5,000      11,950
    Weyco Group, Inc...................................     47       1,242
    Whirlpool Corp.....................................  3,520     469,216
    Williams-Sonoma, Inc...............................  1,150      62,698
    Winmark Corp.......................................    200      16,130
*   Winnebago Industries, Inc..........................  3,180      76,193
#   Wolverine World Wide, Inc..........................  6,022     168,014
    World Wrestling Entertainment, Inc. Class A........  1,000      24,190
    Wyndham Worldwide Corp.............................  5,000     354,700
    Yum! Brands, Inc...................................  2,155     144,708
*   Zagg, Inc..........................................  1,449       6,115
*   Zale Corp..........................................  2,942      44,483
#*  Zumiez, Inc........................................  3,207      69,015
                                                               -----------
Total Consumer Discretionary...........................         57,616,277
                                                               -----------
Consumer Staples -- (4.5%)
#   Alico, Inc.........................................    422      15,411
    Andersons, Inc. (The)..............................  1,714     141,816
    Avon Products, Inc.................................  2,400      35,736
    B&G Foods, Inc.....................................  4,472     146,547
*   Boulder Brands, Inc................................  5,333      76,475
    Bunge, Ltd.........................................  7,830     593,201
    Cal-Maine Foods, Inc...............................  2,015     101,516

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
#   Calavo Growers, Inc................................  1,314 $   39,919
#   Campbell Soup Co...................................  3,174    130,801
    Casey's General Stores, Inc........................  4,060    278,800
*   Central Garden and Pet Co..........................    800      5,168
*   Central Garden and Pet Co. Class A.................  2,700     16,848
*   Chiquita Brands International, Inc.................  3,325     35,179
#   Clorox Co. (The)...................................  1,577    139,202
    Coca-Cola Bottling Co. Consolidated................    556     37,964
    Coca-Cola Co. (The)................................ 30,800  1,164,856
    Coca-Cola Enterprises, Inc......................... 10,800    467,532
    Colgate-Palmolive Co...............................  6,541    400,505
    ConAgra Foods, Inc................................. 15,379    488,898
    Costco Wholesale Corp..............................  3,320    373,035
    CVS Caremark Corp.................................. 31,331  2,121,735
*   Darling International, Inc......................... 11,839    231,571
#*  Dean Foods Co......................................  9,594    151,585
#*  Diamond Foods, Inc.................................  1,200     31,632
    Dr Pepper Snapple Group, Inc.......................  4,725    226,233
#*  Elizabeth Arden, Inc...............................  2,188     59,339
    Energizer Holdings, Inc............................  3,067    289,832
    Estee Lauder Cos., Inc. (The) Class A..............  1,000     68,740
*   Farmer Bros Co.....................................  1,692     36,598
    Flowers Foods, Inc.................................  6,595    138,165
    Fresh Del Monte Produce, Inc.......................  4,360    115,366
#*  Fresh Market, Inc. (The)...........................  2,400     83,904
    General Mills, Inc.................................  4,689    225,166
#   Green Mountain Coffee Roasters, Inc................  1,879    152,199
*   Hain Celestial Group, Inc. (The)...................  3,100    284,859
#   Herbalife, Ltd.....................................  1,000     64,370
    Hillshire Brands Co................................  2,816    100,306
    Hormel Foods Corp..................................  2,636    119,780
    Ingles Markets, Inc. Class A.......................    871     23,674
    Ingredion, Inc.....................................  4,400    274,120
    Inter Parfums, Inc.................................  3,000     97,620
*   Inventure Foods, Inc...............................    900     11,277
    J&J Snack Foods Corp...............................  1,284    113,120
    JM Smucker Co. (The)...............................  4,049    390,283
    John B Sanfilippo & Son, Inc.......................    600     13,890
    Kellogg Co.........................................  1,200     69,576
    Kimberly-Clark Corp................................  1,973    215,787
    Kraft Foods Group, Inc.............................  3,233    169,248
    Kroger Co. (The)...................................  3,700    133,570
    Lancaster Colony Corp..............................  2,193    190,616
    Lifeway Foods, Inc.................................    300      4,212
*   Mannatech, Inc.....................................     40        613
#   McCormick & Co., Inc.(579780107)...................     90      5,823
#   McCormick & Co., Inc.(579780206)...................  1,351     86,707
    Mead Johnson Nutrition Co..........................  1,483    114,028
#*  Medifast, Inc......................................  1,258     33,375
    Mondelez International, Inc. Class A............... 46,216  1,513,574
*   Monster Beverage Corp..............................  2,029    137,769
*   National Beverage Corp.............................  1,434     29,727
    Nu Skin Enterprises, Inc. Class A..................    900     76,635

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
*   Nutraceutical International Corp...................    500 $    12,520
    Oil-Dri Corp. of America...........................    300      10,305
*   Omega Protein Corp.................................  1,690      17,120
#   Orchids Paper Products Co..........................     98       3,053
*   Pantry, Inc. (The).................................  1,645      24,033
    PepsiCo, Inc....................................... 13,070   1,050,305
*   Pilgrim's Pride Corp...............................  8,940     149,566
#*  Post Holdings, Inc.................................  3,056     163,588
    Pricesmart, Inc....................................    727      66,084
    Procter & Gamble Co. (The)......................... 38,323   2,936,308
*   Revlon, Inc. Class A...............................  2,472      58,043
*   Rite Aid Corp...................................... 19,981     110,895
    Rocky Mountain Chocolate Factory, Inc..............    400       4,648
    Safeway, Inc....................................... 10,718     334,830
#   Sanderson Farms, Inc...............................  1,800     133,830
*   Seneca Foods Corp. Class A.........................    600      17,442
    Snyders-Lance, Inc.................................  5,772     154,170
    Spartan Stores, Inc................................  2,400      54,216
    Spectrum Brands Holdings, Inc......................  4,780     359,695
#*  Susser Holdings Corp...............................  2,380     145,132
    Sysco Corp.........................................  4,394     154,142
#   Tootsie Roll Industries, Inc.......................  2,314      70,207
*   TreeHouse Foods, Inc...............................  3,372     222,012
#   Tyson Foods, Inc. Class A.......................... 15,018     561,673
*   United Natural Foods, Inc..........................  2,500     168,925
#*  USANA Health Sciences, Inc.........................  1,200      71,844
    Village Super Market, Inc. Class A.................    548      15,914
    Walgreen Co........................................ 12,504     717,104
    WD-40 Co...........................................    900      61,857
    Weis Markets, Inc..................................  1,778      87,513
*   WhiteWave Foods Co. Class A........................  4,210     101,924
    Whole Foods Market, Inc............................  1,800      94,068
                                                               -----------
Total Consumer Staples.................................         21,028,999
                                                               -----------
Energy -- (11.4%)......................................
    Adams Resources & Energy, Inc......................    317      21,087
    Alon USA Energy, Inc...............................  4,953      77,812
#*  Alpha Natural Resources, Inc....................... 19,979     113,481
    Anadarko Petroleum Corp............................ 14,242   1,149,187
    Apache Corp........................................ 10,290     825,875
#*  Approach Resources, Inc............................  1,880      37,769
#   Arch Coal, Inc.....................................  5,856      24,829
*   Atwood Oceanics, Inc...............................  5,597     265,298
    Baker Hughes, Inc.................................. 11,739     664,897
#*  Basic Energy Services, Inc.........................  3,797      65,043
*   Bill Barrett Corp..................................  3,669     102,769
    Bolt Technology Corp...............................    600      13,002
*   Bonanza Creek Energy, Inc..........................  4,334     176,437
#*  BPZ Resources, Inc.................................  8,963      17,926
    Bristow Group, Inc.................................  2,743     196,920
#*  C&J Energy Services, Inc...........................  4,789     111,967
    Cabot Oil & Gas Corp...............................  5,200     207,896
#*  Cal Dive International, Inc........................  1,016       1,666

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
*   Callon Petroleum Co................................   3,100 $    20,925
*   Cameron International Corp.........................   3,800     227,886
#   CARBO Ceramics, Inc................................   2,000     230,240
*   Carrizo Oil & Gas, Inc.............................   4,888     200,897
#*  Cheniere Energy, Inc...............................   5,300     232,882
    Chesapeake Energy Corp.............................  29,668     798,366
    Chevron Corp.......................................  49,778   5,556,718
    Cimarex Energy Co..................................   4,336     424,841
*   Clayton Williams Energy, Inc.......................     900      62,118
#*  Clean Energy Fuels Corp............................   6,207      74,050
*   Cloud Peak Energy, Inc.............................   5,067      94,905
*   Cobalt International Energy, Inc...................   3,855      63,106
#   Comstock Resources, Inc............................   4,683      80,313
*   Concho Resources, Inc..............................   2,828     276,550
    ConocoPhillips.....................................  30,904   2,007,215
    CONSOL Energy, Inc.................................   7,900     295,065
*   Contango Oil & Gas Co..............................   1,101      46,198
#*  Continental Resources, Inc.........................     400      44,080
    Core Laboratories NV...............................     500      89,460
#   Crosstex Energy, Inc...............................   3,227     121,012
*   Dawson Geophysical Co..............................     600      19,422
    Delek US Holdings, Inc.............................   6,086     184,406
*   Denbury Resources, Inc.............................  18,784     301,859
    Devon Energy Corp..................................  10,148     600,965
#   Diamond Offshore Drilling, Inc.....................   4,336     210,469
*   Double Eagle Petroleum Co..........................     600       1,302
*   Dresser-Rand Group, Inc............................   1,722      98,154
*   Dril-Quip, Inc.....................................   1,546     155,466
#*  Emerald Oil, Inc...................................   3,042      23,332
#*  Endeavour International Corp.......................   2,609      17,193
    Energen Corp.......................................   1,996     141,157
#   Energy XXI Bermuda, Ltd............................   4,432     101,714
*   ENGlobal Corp......................................   1,300       1,976
    EOG Resources, Inc.................................   8,086   1,336,131
*   EPL Oil & Gas, Inc.................................   3,869     103,960
    EQT Corp...........................................   1,923     178,474
*   Era Group, Inc.....................................   1,688      49,442
    Evolution Petroleum Corp...........................     900      11,844
*   Exterran Holdings, Inc.............................   6,071     210,907
    Exxon Mobil Corp................................... 125,869  11,600,087
#*  FieldPoint Petroleum Corp..........................     100         444
*   FMC Technologies, Inc..............................   3,171     156,774
#*  Geospace Technologies Corp.........................     961      76,419
#*  Gevo, Inc..........................................     415         575
#*  Global Geophysical Services, Inc...................   2,129       3,151
*   Goodrich Petroleum Corp............................     528       9,092
#   Green Plains Renewable Energy, Inc.................   2,274      50,665
*   Gulf Coast Ultra Deep Royalty Trust................  12,505      31,513
    Gulf Island Fabrication, Inc.......................   1,358      27,513
    Gulfmark Offshore, Inc. Class A....................   1,928      82,056
*   Gulfport Energy Corp...............................   3,229     196,808
#*  Halcon Resources Corp..............................  24,970      84,149
    Halliburton Co.....................................  14,716     721,231

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#*  Harvest Natural Resources, Inc.....................  4,100 $   17,999
*   Helix Energy Solutions Group, Inc..................  9,213    187,853
    Helmerich & Payne, Inc.............................  5,370    472,775
*   Hercules Offshore, Inc............................. 13,737     68,410
    Hess Corp..........................................  7,612    574,630
    HollyFrontier Corp................................. 10,348    479,112
*   Hornbeck Offshore Services, Inc....................  2,781    118,777
#*  ION Geophysical Corp............................... 10,968     33,233
#*  James River Coal Co................................  1,300      1,430
*   Key Energy Services, Inc...........................  8,901     64,888
    Kinder Morgan, Inc................................. 15,250    518,652
*   Kodiak Oil & Gas Corp.............................. 21,196    224,890
*   Laredo Petroleum, Inc..............................    475     11,752
#   LinnCo LLC.........................................  4,813    154,930
#*  Magnum Hunter Resources Corp.......................  7,316     61,089
    Marathon Oil Corp.................................. 16,144    529,362
    Marathon Petroleum Corp............................  8,702    757,509
*   Matador Resources Co...............................  6,992    135,924
*   Matrix Service Co..................................  2,700     70,956
#*  McDermott International, Inc....................... 15,569    129,845
*   Mitcham Industries, Inc............................    900     13,590
    Murphy Oil Corp....................................  2,553    144,525
    Nabors Industries, Ltd............................. 18,389    314,084
    National Oilwell Varco, Inc........................ 10,918    818,959
*   Natural Gas Services Group, Inc....................  1,108     32,021
#*  Newfield Exploration Co............................  7,284    180,425
*   Newpark Resources, Inc.............................  8,826    100,263
    Noble Corp. P.L.C.................................. 12,988    403,018
    Noble Energy, Inc.................................. 10,198    635,641
#   Nordic American Tankers, Ltd.......................    168      1,838
#*  Northern Oil and Gas, Inc..........................  2,700     39,258
#*  Nuverra Environmental Solutions, Inc...............  1,352     19,550
*   Oasis Petroleum, Inc...............................  3,396    141,987
    Occidental Petroleum Corp.......................... 24,164  2,116,041
    Oceaneering International, Inc.....................  1,148     78,236
*   Oil States International, Inc......................  2,799    262,966
#   ONEOK, Inc.........................................  6,530    447,240
#*  Overseas Shipholding Group, Inc....................  1,675     14,840
*   Pacific Drilling SA................................  3,051     30,663
    Panhandle Oil and Gas, Inc. Class A................    600     23,196
*   Parker Drilling Co.................................  8,879     66,060
    Patterson-UTI Energy, Inc.......................... 12,755    327,676
*   PDC Energy, Inc....................................  3,256    162,344
#   Peabody Energy Corp................................ 15,257    260,132
*   Penn Virginia Corp.................................  5,869     70,369
*   PetroQuest Energy, Inc.............................  5,703     22,014
*   PHI, Inc. Non-Voting...............................    908     33,442
    Phillips 66........................................ 15,782  1,153,506
*   Pioneer Energy Services Corp.......................  5,857     49,082
    Pioneer Natural Resources Co.......................  3,405    576,535
*   PostRock Energy Corp...............................    100        123
    QEP Resources, Inc.................................  8,440    260,712
    Range Resources Corp...............................  1,930    166,347

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
*   Renewable Energy Group, Inc........................    735 $     7,357
#*  Rentech, Inc.......................................  5,699      10,201
*   Rex Energy Corp....................................  5,942     111,947
*   RigNet, Inc........................................  1,558      72,681
*   Rosetta Resources, Inc.............................  3,594     153,140
*   Rowan Cos. P.L.C. Class A..........................  9,249     290,141
#   RPC, Inc...........................................  8,850     150,715
#*  SandRidge Energy, Inc.............................. 23,137     142,293
    Scorpio Tankers, Inc...............................  3,807      38,070
#*  SEACOR Holdings, Inc...............................  1,688     142,096
    SemGroup Corp. Class A.............................  4,251     262,542
    Ship Finance International, Ltd....................  6,632     113,540
    SM Energy Co.......................................  4,655     385,248
*   Southwestern Energy Co............................. 11,170     454,507
    Spectra Energy Corp................................  3,706     133,231
*   Stone Energy Corp..................................  5,053     156,390
    Superior Energy Services, Inc...................... 13,677     323,324
#*  Swift Energy Co....................................  2,735      33,859
*   Synergy Resources Corp.............................  7,374      63,711
    Targa Resources Corp...............................  1,400     126,406
#   Teekay Corp........................................  5,211     282,280
*   Tesco Corp.........................................  2,624      55,419
    Tesoro Corp........................................  7,560     389,491
*   TETRA Technologies, Inc............................  8,049      83,066
*   TGC Industries, Inc................................  1,518       9,882
    Tidewater, Inc.....................................  3,471     179,971
#   Transocean, Ltd....................................  8,707     376,839
#*  Triangle Petroleum Corp............................  6,897      52,486
#*  Ultra Petroleum Corp...............................  4,272     102,314
*   Unit Corp..........................................  4,431     221,417
#*  Uranium Energy Corp................................    866       1,498
#*  USEC, Inc..........................................    184         835
*   Vaalco Energy, Inc.................................  4,700      28,294
    Valero Energy Corp................................. 14,251     728,226
#   W&T Offshore, Inc..................................  7,431     106,412
*   Warren Resources, Inc..............................  5,300      17,861
*   Weatherford International, Ltd..................... 38,430     520,342
#   Western Refining, Inc..............................  7,565     295,867
*   Westmoreland Coal Co...............................    911      19,778
*   Whiting Petroleum Corp.............................  5,729     334,459
*   Willbros Group, Inc................................  5,278      44,071
    Williams Cos., Inc. (The)..........................  6,702     271,364
#   World Fuel Services Corp...........................  6,100     260,592
#*  WPX Energy, Inc.................................... 10,818     206,083
                                                               -----------
Total Energy...........................................         53,150,283
                                                               -----------
Financials -- (20.8%)
    1st Source Corp....................................  1,800      53,046
    1st United Bancorp Inc/Boca Raton..................  1,593      11,565
    ACE, Ltd...........................................  8,773     822,995
*   Affiliated Managers Group, Inc.....................  2,100     418,404
    Aflac, Inc......................................... 11,653     731,575
    Alexander & Baldwin, Inc...........................  4,289     167,743

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Alleghany Corp.....................................     903 $  336,214
    Allied World Assurance Co. Holdings AG.............   2,911    299,600
    Allstate Corp. (The)...............................  12,654    647,885
*   Altisource Asset Management Corp...................      75     75,600
*   Altisource Portfolio Solutions SA..................     756     98,839
*   American Capital, Ltd..............................  26,965    420,924
#   American Equity Investment Life Holding Co.........   5,295    116,225
    American Express Co................................   7,700    654,654
    American Financial Group, Inc......................   7,928    435,406
    American International Group, Inc..................  38,892  1,865,260
    American National Insurance Co.....................   1,942    201,968
    Ameriprise Financial, Inc..........................   6,445    680,850
*   Ameris Bancorp.....................................   1,761     36,048
    AMERISAFE, Inc.....................................   1,338     55,353
    AmeriServ Financial, Inc...........................     300        978
#   Amtrust Financial Services, Inc....................   6,353    205,075
    Aon P.L.C..........................................   3,700    297,702
*   Arch Capital Group, Ltd............................   6,938    373,334
    Argo Group International Holdings, Ltd.............   1,925     86,606
#   Arrow Financial Corp...............................     890     22,188
    Arthur J Gallagher & Co............................   4,972    229,856
    Aspen Insurance Holdings, Ltd......................   4,935    191,971
    Associated Banc-Corp...............................  12,191    200,786
    Assurant, Inc......................................   7,350    480,322
    Assured Guaranty, Ltd..............................  14,403    304,623
*   Asta Funding, Inc..................................     707      5,797
    Astoria Financial Corp.............................   8,659    114,645
*   Atlanticus Holdings Corp...........................     886      2,614
#*  AV Homes, Inc......................................     800     14,976
    Axis Capital Holdings, Ltd.........................   7,521    338,595
    Baldwin & Lyons, Inc. Class B......................     900     22,464
#   Banc of California, Inc............................     500      6,350
    Bancfirst Corp.....................................     940     50,788
*   Bancorp, Inc.......................................   3,613     68,828
#   BancorpSouth, Inc..................................   9,490    223,679
    Bank Mutual Corp...................................   3,171     21,690
    Bank of America Corp............................... 296,173  4,960,898
    Bank of Commerce Holdings..........................     300      1,887
    Bank of Hawaii Corp................................   4,732    268,683
    Bank of New York Mellon Corp. (The)................  31,950  1,021,122
#   Bank of the Ozarks, Inc............................   3,400    215,560
    BankFinancial Corp.................................   1,124     10,217
    BankUnited, Inc....................................   7,941    246,965
    Banner Corp........................................   2,038     75,060
    Bar Harbor Bankshares..............................      27      1,028
    BB&T Corp..........................................  18,673    698,557
    BBCN Bancorp, Inc..................................   7,097    106,810
*   Beneficial Mutual Bancorp, Inc.....................   5,210     61,895
*   Berkshire Hathaway, Inc. Class B...................  13,145  1,466,982
    Berkshire Hills Bancorp, Inc.......................   1,648     40,310
    BGC Partners, Inc. Class A.........................  13,149     84,548
    BlackRock, Inc.....................................   3,388  1,017,992
#*  BofI Holding, Inc..................................   1,200     99,300

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    BOK Financial Corp.................................  3,080 $  197,921
    Boston Private Financial Holdings, Inc.............  6,453     79,307
    Brookline Bancorp, Inc.............................  5,953     52,982
    Brown & Brown, Inc................................. 11,540    363,395
    Bryn Mawr Bank Corp................................  1,000     27,870
    Calamos Asset Management, Inc. Class A.............  1,542     17,687
    Camden National Corp...............................    553     19,549
    Cape Bancorp, Inc..................................    300      3,051
*   Capital Bank Financial Corp. Class A...............     64      1,475
#*  Capital City Bank Group, Inc.......................    900     11,484
    Capital One Financial Corp......................... 16,041  1,132,655
    Capital Southwest Corp.............................    400     13,668
    CapitalSource, Inc................................. 18,722    257,053
    Capitol Federal Financial, Inc..................... 14,898    178,329
    Cardinal Financial Corp............................  2,617     44,620
#   Cash America International, Inc....................  2,741    100,677
    Cathay General Bancorp.............................  7,725    181,537
    CBOE Holdings, Inc.................................  1,603     83,388
*   CBRE Group, Inc. Class A...........................  2,400     63,696
    Center Bancorp, Inc................................    980     17,395
    Centerstate Banks, Inc.............................  1,997     21,967
    Central Pacific Financial Corp.....................  2,177     39,948
    Charles Schwab Corp. (The)......................... 14,375    356,787
    Chemical Financial Corp............................  2,781     80,315
    Chubb Corp. (The)..................................  7,426    627,794
    Cincinnati Financial Corp..........................  8,379    405,963
    CIT Group, Inc..................................... 10,353    481,932
    Citigroup, Inc..................................... 79,782  3,784,060
    Citizens Holding Co................................    160      3,048
#*  Citizens, Inc......................................  3,580     24,881
    City Holding Co....................................  1,300     58,006
    City National Corp.................................  4,076    294,899
    Clifton Savings Bancorp, Inc.......................  1,500     18,990
    CME Group, Inc.....................................  8,053    602,042
    CNA Financial Corp.................................  2,259     88,734
    CNB Financial Corp.................................    590      9,475
    CNO Financial Group, Inc........................... 17,267    292,503
    CoBiz Financial, Inc...............................  3,215     33,950
#   Cohen & Steers, Inc................................    914     32,968
    Columbia Banking System, Inc.......................  5,401    141,020
    Comerica, Inc......................................  9,504    435,283
    Commerce Bancshares, Inc...........................  8,723    379,189
#   Community Bank System, Inc.........................  4,081    145,284
#*  Community Bankers Trust Corp.......................    100        398
#   Community Trust Bancorp, Inc.......................  1,298     52,595
#   Consolidated-Tomoka Land Co........................    300     10,545
*   Consumer Portfolio Services, Inc...................  1,096      9,327
*   Cowen Group, Inc. Class A.......................... 11,008     44,913
    Crawford & Co. Class A.............................    900      6,570
#   Crawford & Co. Class B.............................  2,209     17,871
*   Credit Acceptance Corp.............................    737    102,576
#   Cullen/Frost Bankers, Inc..........................  5,496    406,814
#   CVB Financial Corp................................. 10,411    155,332

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
*   DFC Global Corp....................................  4,301 $ 32,344
    Diamond Hill Investment Group, Inc.................     60    6,872
    Dime Community Bancshares, Inc.....................  3,585   58,579
    Discover Financial Services........................  6,317  338,907
    Donegal Group, Inc. Class A........................  1,577   23,040
#*  Doral Financial Corp...............................    120    1,499
*   E*TRADE Financial Corp............................. 26,518  530,890
    East West Bancorp, Inc............................. 13,183  441,103
#   Eaton Vance Corp...................................  2,058   78,348
*   eHealth, Inc.......................................  1,477   78,916
    EMC Insurance Group, Inc...........................    651   17,889
    Employers Holdings, Inc............................  2,963   72,801
#*  Encore Capital Group, Inc..........................  2,316  110,218
#   Endurance Specialty Holdings, Ltd..................  4,248  222,553
#*  Enstar Group, Ltd..................................  1,015  125,819
    Enterprise Financial Services Corp.................  1,162   21,636
    Erie Indemnity Co. Class A.........................  1,500  105,255
#   ESB Financial Corp.................................    498    6,404
    ESSA Bancorp, Inc..................................    800    9,024
    Evercore Partners, Inc. Class A....................  2,800  156,352
    Everest Re Group, Ltd..............................  2,884  417,488
*   Ezcorp, Inc. Class A...............................  3,136   34,433
    FBL Financial Group, Inc. Class A..................  1,900   73,397
    Federal Agricultural Mortgage Corp. Class C........    900   27,576
#   Federated Investors, Inc. Class B..................  5,290  142,248
    Fidelity National Financial, Inc. Class A.......... 12,528  395,133
    Fidelity Southern Corp.............................    668    9,401
    Fifth Third Bancorp................................ 25,514  536,304
    Financial Engines, Inc.............................    276   16,814
    Financial Institutions, Inc........................    944   19,711
*   First Acceptance Corp..............................    900    2,313
    First American Financial Corp......................  9,336  241,989
*   First BanCorp......................................  4,411   21,570
    First Bancorp......................................  1,100   18,953
    First Bancorp, Inc.................................    181    3,075
    First Busey Corp...................................  6,162   33,891
*   First Cash Financial Services, Inc.................  2,437  119,754
    First Citizens BancShares, Inc. Class A............    337   74,558
    First Commonwealth Financial Corp..................  8,831   72,503
    First Community Bancshares, Inc....................  1,200   19,428
    First Connecticut Bancorp Inc/Farmington...........    711   10,957
    First Defiance Financial Corp......................    674   17,335
    First Financial Bancorp............................  5,027   83,348
#   First Financial Bankshares, Inc....................  2,292  140,202
    First Financial Corp...............................  1,038   33,392
    First Financial Holdings, Inc......................  1,571   96,695
#   First Financial Northwest, Inc.....................  1,000   10,340
#   First Horizon National Corp........................ 20,764  244,185
    First Interstate Bancsystem, Inc...................    877   22,504
#*  First Marblehead Corp. (The).......................     30      179
    First Merchants Corp...............................  2,666   56,226
    First Midwest Bancorp, Inc.........................  6,291  100,467
    First Niagara Financial Group, Inc................. 32,449  280,359

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    First Republic Bank................................  4,611 $  223,772
    First South Bancorp, Inc...........................    100        810
    FirstMerit Corp.................................... 11,254    229,019
    Flushing Financial Corp............................  2,159     44,346
    FNB Corp........................................... 14,269    168,945
#*  Forest City Enterprises, Inc. Class A.............. 15,624    284,201
#*  Forestar Group, Inc................................  3,415     68,300
    Fox Chase Bancorp, Inc.............................    906     15,502
    Franklin Resources, Inc............................  4,080    212,201
    Fulton Financial Corp.............................. 20,201    249,482
#   FXCM, Inc. Class A.................................  3,568     61,156
#   Gain Capital Holdings, Inc.........................     56        498
    GAMCO Investors, Inc. Class A......................    400     32,316
*   Genworth Financial, Inc. Class A................... 30,352    447,692
    German American Bancorp, Inc.......................  1,018     27,445
    GFI Group, Inc.....................................  9,133     34,705
    Glacier Bancorp, Inc...............................  7,284    192,516
*   Global Indemnity P.L.C.............................  1,457     35,711
    Goldman Sachs Group, Inc. (The).................... 11,096  1,821,076
    Great Southern Bancorp, Inc........................    967     26,738
#*  Green Dot Corp. Class A............................  2,677     60,286
#   Greenhill & Co., Inc...............................  1,209     62,808
*   Greenlight Capital Re, Ltd. Class A................  2,800     89,964
    Guaranty Bancorp...................................    260      3,370
*   Hallmark Financial Services, Inc...................  1,226     10,801
    Hancock Holding Co.................................  6,490    224,554
    Hanmi Financial Corp...............................  3,114     67,169
    Hanover Insurance Group, Inc. (The)................  4,002    222,231
*   Harris & Harris Group, Inc.........................  1,900      5,719
    Hartford Financial Services Group, Inc............. 25,028    832,181
    HCC Insurance Holdings, Inc........................  8,986    385,589
#   HCI Group, Inc.....................................  1,345     57,203
    Heartland Financial USA, Inc.......................  1,412     35,568
    Heritage Commerce Corp.............................  1,500     12,015
#   Heritage Financial Corp............................    916     15,599
    Heritage Financial Group, Inc......................    299      5,917
    HFF, Inc. Class A..................................  2,015     59,604
*   Hilltop Holdings, Inc..............................  8,119    193,151
*   Home Bancorp, Inc..................................    500     10,075
#   Home BancShares, Inc...............................  5,809    179,150
    Home Federal Bancorp, Inc .........................  1,034     14,993
    HopFed Bancorp, Inc................................      6         69
    Horace Mann Educators Corp.........................  3,333     92,991
    Horizon Bancorp....................................    450     10,017
*   Howard Hughes Corp. (The)..........................  3,700    461,649
    Hudson City Bancorp, Inc........................... 25,524    230,737
    Hudson Valley Holding Corp.........................    983     17,674
    Huntington Bancshares, Inc......................... 42,414    384,695
#   Iberiabank Corp....................................  2,289    150,708
*   ICG Group, Inc.....................................  3,148     59,781
#*  Imperial Holdings, Inc.............................     33        204
    Independence Holding Co............................    330      4,234
    Independent Bank Corp.(453836108)..................  1,890     68,342

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Independent Bank Corp.(453838609)..................      40 $      530
    Interactive Brokers Group, Inc. Class A............   5,566    117,999
    IntercontinentalExchange Group, Inc................   5,223  1,090,510
    International Bancshares Corp......................   4,874    114,100
*   Intervest Bancshares Corp. Class A.................     850      6,358
#*  INTL. FCStone, Inc.................................   1,274     22,473
    Invesco, Ltd.......................................  18,509    615,424
*   Investment Technology Group, Inc...................   2,400     39,600
    Investors Bancorp, Inc.............................   9,958    252,634
#   Janus Capital Group, Inc...........................  18,711    205,634
    JMP Group, Inc.....................................   1,310      9,746
    Jones Lang LaSalle, Inc............................   3,267    373,287
    JPMorgan Chase & Co................................ 106,167  5,877,405
*   KCG Holdings, Inc. Class A.........................     647      7,156
#*  Kearny Financial Corp..............................   2,195     25,089
    Kemper Corp........................................   4,518    166,036
    Kennedy-Wilson Holdings, Inc.......................   7,113    170,854
    KeyCorp............................................  50,594    645,579
*   Ladenburg Thalmann Financial Services, Inc.........   6,193     14,863
#   Lakeland Bancorp, Inc..............................   2,052     23,126
    Lakeland Financial Corp............................   1,443     52,857
#   Legg Mason, Inc....................................  11,042    467,629
    Life Partners Holdings, Inc........................   1,000      2,680
    Lincoln National Corp..............................  14,837    712,621
    LNB Bancorp, Inc...................................     500      5,005
    Loews Corp.........................................   8,609    383,875
#*  Louisiana Bancorp, Inc.............................     100      1,828
    LPL Financial Holdings, Inc........................   4,601    246,292
#   M&T Bank Corp......................................   7,257    809,228
#*  Macatawa Bank Corp.................................   1,400      7,420
    Maiden Holdings, Ltd...............................   5,000     54,900
    MainSource Financial Group, Inc....................   1,400     22,834
    Manning & Napier, Inc..............................     562      9,413
*   Markel Corp........................................     794    428,077
    MarketAxess Holdings, Inc..........................   2,293    143,863
    Marlin Business Services Corp......................   1,180     29,937
    Marsh & McLennan Cos., Inc.........................   4,378    200,118
    MB Financial, Inc..................................   5,662    159,102
*   MBIA, Inc..........................................  19,349    211,678
*   MBT Financial Corp.................................     145        784
    MCG Capital Corp...................................   6,000     26,820
    McGraw Hill Financial, Inc.........................   1,140     86,686
#   Meadowbrook Insurance Group, Inc...................   2,627     15,920
    Medallion Financial Corp...........................   1,523     20,302
#   Mercantile Bank Corp...............................     625     12,506
    Merchants Bancshares, Inc..........................     444     13,231
#   Mercury General Corp...............................   5,303    243,036
#*  Meridian Interstate Bancorp, Inc...................   1,162     27,353
    MetLife, Inc.......................................  26,450  1,297,372
*   Metro Bancorp, Inc.................................     900     17,883
*   MGIC Investment Corp...............................  12,754    108,281
    MidSouth Bancorp, Inc..............................     600      9,306
    Montpelier Re Holdings, Ltd........................   4,472    124,635

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Moody's Corp.......................................  1,800 $  134,244
    Morgan Stanley..................................... 37,519  1,107,186
*   MSCI, Inc..........................................  8,283    353,850
    NASDAQ OMX Group, Inc. (The)....................... 10,311    393,365
    National Interstate Corp...........................  1,011     22,818
    National Penn Bancshares, Inc...................... 15,874    164,772
*   Navigators Group, Inc. (The).......................  1,318     78,592
    NBT Bancorp, Inc...................................  3,211     77,192
    Nelnet, Inc. Class A...............................  3,237    120,578
#   New Hampshire Thrift Bancshares, Inc...............    300      4,476
#   New York Community Bancorp, Inc.................... 25,831    418,204
*   NewBridge Bancorp..................................    500      3,495
*   NewStar Financial, Inc.............................  3,876     60,969
    Nicholas Financial, Inc............................     82      1,294
    Northeast Community Bancorp, Inc...................    436      3,170
    Northern Trust Corp................................ 11,092    667,960
    Northfield Bancorp, Inc............................  5,307     65,966
    Northrim BanCorp, Inc..............................    400      9,608
    Northwest Bancshares, Inc..........................  9,213    129,535
    OceanFirst Financial Corp..........................  1,430     25,397
*   Ocwen Financial Corp...............................  3,436    151,665
    OFG Bancorp........................................  4,365     63,642
#   Old National Bancorp...............................  8,225    115,150
    Old Republic International Corp.................... 23,478    366,726
*   OmniAmerican Bancorp, Inc..........................    994     22,285
    OneBeacon Insurance Group, Ltd. Class A............  2,219     31,199
    Oppenheimer Holdings, Inc. Class A.................    900     21,132
    Oritani Financial Corp.............................  4,852     76,370
    Pacific Continental Corp...........................  1,246     17,569
#   PacWest Bancorp....................................  3,089    123,900
    Park National Corp.................................  1,052     82,372
    Park Sterling Corp.................................  2,086     14,080
    PartnerRe, Ltd.....................................  3,342    328,084
    Peapack Gladstone Financial Corp...................     87      1,610
    Penns Woods Bancorp, Inc...........................    229     10,351
#   People's United Financial, Inc..................... 28,485    404,772
    Peoples Bancorp, Inc...............................    848     19,122
#*  PHH Corp...........................................  5,872    142,513
*   Phoenix Cos., Inc. (The)...........................    193      9,090
*   PICO Holdings, Inc.................................  1,698     40,022
#   Pinnacle Financial Partners, Inc...................  2,728     89,042
*   Piper Jaffray Cos..................................  1,000     39,280
    Platinum Underwriters Holdings, Ltd................  2,634    149,717
    PNC Financial Services Group, Inc. (The)........... 15,356  1,226,637
*   Popular, Inc.......................................  8,062    212,837
#*  Portfolio Recovery Associates, Inc.................  4,682    235,130
*   Preferred Bank.....................................  1,221     26,288
    Primerica, Inc.....................................  5,346    225,227
    Principal Financial Group, Inc..................... 15,031    654,901
    PrivateBancorp, Inc................................  7,429    212,395
    ProAssurance Corp..................................  5,966    277,180
    Progressive Corp. (The)............................  8,102    188,290
    Prosperity Bancshares, Inc.........................  4,936    308,796

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Protective Life Corp...............................  6,825 $  334,493
    Provident Financial Holdings, Inc..................    600      9,030
    Provident Financial Services, Inc..................  4,366     75,619
    Prudential Financial, Inc.......................... 12,120  1,022,807
    Pulaski Financial Corp.............................    751      7,803
#   QC Holdings, Inc...................................    900      2,232
    Radian Group, Inc.................................. 10,400    154,752
    Raymond James Financial, Inc.......................  6,261    318,748
    Regions Financial Corp............................. 72,311    735,403
    Reinsurance Group of America, Inc..................  6,455    481,995
#   RenaissanceRe Holdings, Ltd........................  3,240    293,900
    Renasant Corp......................................  2,030     58,444
    Republic Bancorp, Inc. Class A.....................  1,292     29,832
*   Republic First Bancorp, Inc........................  1,200      3,828
    Resource America, Inc. Class A.....................    852      7,481
*   Riverview Bancorp, Inc.............................    100        313
    RLI Corp...........................................  3,676    153,142
    Rockville Financial, Inc...........................  2,137     28,379
    S&T Bancorp, Inc...................................  2,253     52,698
#*  Safeguard Scientifics, Inc.........................  1,663     30,483
    Safety Insurance Group, Inc........................  1,159     62,679
    Sandy Spring Bancorp, Inc..........................  1,810     45,196
    SEI Investments Co.................................  1,816     61,853
    Selective Insurance Group, Inc.....................  4,634    108,992
    SI Financial Group, Inc............................    243      2,875
    Sierra Bancorp.....................................    844     13,377
*   Signature Bank.....................................  3,863    471,518
    Simmons First National Corp. Class A...............  1,400     48,342
    Simplicity Bancorp, Inc............................    726     12,052
    SLM Corp........................................... 17,350    394,886
#   Southside Bancshares, Inc..........................  1,492     39,762
    Southwest Bancorp, Inc.............................  1,486     25,931
*   St Joe Co. (The)...................................  4,685     84,189
    StanCorp Financial Group, Inc......................  3,583    230,208
    State Auto Financial Corp..........................  2,212     42,426
    State Street Corp.................................. 12,158    813,978
    Sterling Bancorp...................................  6,913     87,104
    Stewart Information Services Corp..................  1,852     60,209
*   Stifel Financial Corp..............................  6,251    282,233
*   Suffolk Bancorp....................................    658     12,686
#*  Sun Bancorp, Inc...................................  4,675     14,820
    SunTrust Banks, Inc................................ 14,040    519,761
    Susquehanna Bancshares, Inc........................ 18,744    202,998
*   SVB Financial Group................................  3,769    422,995
*   SWS Group, Inc.....................................    700      5,376
    SY Bancorp, Inc....................................  1,000     29,590
    Symetra Financial Corp.............................  6,728    128,841
    Synovus Financial Corp............................. 64,460    215,941
    T Rowe Price Group, Inc............................  1,300    101,972
*   Taylor Capital Group, Inc..........................  1,781     39,770
#   TCF Financial Corp................................. 12,961    208,672
    TD Ameritrade Holding Corp......................... 12,360    386,250
*   Tejon Ranch Co.....................................  1,276     43,537

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Territorial Bancorp, Inc...........................     900 $   20,385
#*  Texas Capital Bancshares, Inc......................   3,704    220,277
    TF Financial Corp..................................      39      1,190
*   TFS Financial Corp.................................  16,138    185,264
    Tompkins Financial Corp............................   1,233     57,828
    Torchmark Corp.....................................   4,021    302,178
#   Tower Group International, Ltd.....................   3,613      9,033
#   TowneBank..........................................   2,139     32,171
    Travelers Cos., Inc. (The).........................  10,011    813,694
#*  Tree.com, Inc......................................     973     31,574
    Trico Bancshares...................................   1,559     38,601
#   TrustCo Bank Corp..................................   8,924     58,274
    Trustmark Corp.....................................   6,690    158,954
    U.S. Bancorp.......................................  50,752  2,016,377
    UMB Financial Corp.................................   4,263    252,753
#   Umpqua Holdings Corp...............................   8,401    147,522
    Union First Market Bankshares Corp.................   3,433     79,199
#   United Bankshares, Inc.............................   3,736    111,669
*   United Community Banks, Inc........................   3,504     58,447
*   United Community Financial Corp....................   2,544      8,980
    United Financial Bancorp, Inc......................   1,317     23,350
    United Fire Group, Inc.............................   1,591     39,934
*   United Security Bancshares.........................     364      1,814
    Universal Insurance Holdings, Inc..................   4,299     47,934
    Univest Corp. of Pennsylvania......................   1,300     24,414
    Unum Group.........................................  15,320    493,304
    Validus Holdings, Ltd..............................   8,657    310,959
#   Valley National Bancorp............................  14,262    138,199
    ViewPoint Financial Group, Inc.....................   3,435     84,570
*   Virginia Commerce Bancorp, Inc.....................   2,465     40,081
*   Virtus Investment Partners, Inc....................     532     96,962
    Waddell & Reed Financial, Inc. Class A.............   1,900    123,158
*   Walker & Dunlop, Inc...............................   1,702     23,896
    Washington Banking Co..............................   1,187     21,117
    Washington Federal, Inc............................   8,949    195,804
    Washington Trust Bancorp, Inc......................   1,189     39,166
#*  Waterstone Financial, Inc..........................   1,426     15,064
    Webster Financial Corp.............................   9,486    287,805
    Wells Fargo & Co................................... 129,181  5,857,067
    WesBanco, Inc......................................   2,821     80,568
    West Bancorporation, Inc...........................     899     13,296
#   Westamerica Bancorporation.........................   1,988     98,128
*   Western Alliance Bancorp...........................   6,834    153,218
    Westfield Financial, Inc...........................   1,934     14,428
    Westwood Holdings Group, Inc.......................     360     20,581
    Willis Group Holdings P.L.C........................   5,006    215,558
    Wilshire Bancorp, Inc..............................   6,648     66,214
#   Wintrust Financial Corp............................   2,818    123,513
#*  WisdomTree Investments, Inc........................   5,000     70,600
#*  World Acceptance Corp..............................   1,200    114,828
    WR Berkley Corp....................................   6,950    269,382
    WSFS Financial Corp................................     110      7,898
    XL Group P.L.C.....................................  15,066    432,997

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
*   Yadkin Financial Corp..............................    166 $     3,104
    Zions BanCorp...................................... 14,959     430,071
                                                               -----------
Total Financials.......................................         96,873,882
                                                               -----------
Health Care -- (2.7%)
#*  Abaxis, Inc........................................    500      19,085
#*  Accuray, Inc.......................................  5,614      59,789
#*  Albany Molecular Research, Inc.....................  2,219      23,743
#*  Alere, Inc.........................................  7,542     285,842
*   Align Technology, Inc..............................  1,994     118,483
*   Allscripts Healthcare Solutions, Inc............... 14,312     237,007
    AmerisourceBergen Corp.............................  3,300     221,826
    Analogic Corp......................................  1,079     103,206
*   AngioDynamics, Inc.................................  1,785      28,399
*   Anika Therapeutics, Inc............................    897      29,843
*   ArthroCare Corp....................................  2,493     113,132
#*  athenahealth, Inc..................................    848     124,995
#   Atrion Corp........................................    178      47,558
#*  Baxano Surgical, Inc...............................  1,149       1,471
    Becton Dickinson and Co............................    400      43,248
*   Boston Scientific Corp............................. 70,303     951,200
*   Bovie Medical Corp.................................    200         540
*   Bruker Corp........................................  5,422     110,338
*   Cambrex Corp.......................................  3,800      71,326
    Cantel Medical Corp................................  3,548     112,472
    Cardinal Health, Inc...............................  4,078     277,386
*   CareFusion Corp.................................... 11,304     460,864
#*  Cepheid, Inc.......................................  1,468      77,598
*   Cerner Corp........................................  1,200      68,268
*   Charles River Laboratories International, Inc......  4,195     237,143
#*  Codexis, Inc.......................................  2,200       4,136
#   Computer Programs & Systems, Inc...................    397      26,528
    CONMED Corp........................................  2,606     109,322
*   Covance, Inc.......................................  3,517     332,568
    CR Bard, Inc.......................................    995     128,942
    CryoLife, Inc......................................  1,842      19,875
*   Cutera, Inc........................................  1,041       9,889
*   Cyberonics, Inc....................................  1,300      86,840
*   Cynosure, Inc. Class A.............................  1,466      39,333
    DENTSPLY International, Inc........................  5,600     258,384
    Digirad Corp.......................................    600       2,100
#*  Edwards Lifesciences Corp..........................  1,100      71,632
*   Exactech, Inc......................................    760      16,933
*   Globus Medical, Inc. Class A.......................  1,843      43,126
*   Greatbatch, Inc....................................  1,800      76,518
#*  Haemonetics Corp...................................  3,784     143,376
*   HealthStream, Inc..................................    733      21,272
*   Henry Schein, Inc..................................  3,073     353,057
#   Hill-Rom Holdings, Inc.............................  6,318     229,154
#*  Hologic, Inc....................................... 14,790     315,914
*   ICU Medical, Inc...................................  1,365      88,056
#*  IDEXX Laboratories, Inc............................    500      57,130
*   Integra LifeSciences Holdings Corp.................  2,879     133,758

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
*   Intuitive Surgical, Inc............................    200 $    81,516
    Invacare Corp......................................  2,100      42,378
    LeMaitre Vascular, Inc.............................    800       6,376
#*  Luminex Corp.......................................  1,922      35,115
#*  Masimo Corp........................................  3,292      96,291
    McKesson Corp......................................  1,688     294,404
*   MedAssets, Inc.....................................  6,271     138,213
*   Medical Action Industries, Inc.....................    700       5,194
*   Medidata Solutions, Inc............................  1,848     116,609
    Medtronic, Inc..................................... 14,000     791,840
#   Meridian Bioscience, Inc...........................  2,062      46,972
*   Merit Medical Systems, Inc.........................  3,300      47,421
*   Mettler-Toledo International, Inc..................    400      98,520
*   MWI Veterinary Supply, Inc.........................    675     125,725
*   Natus Medical, Inc.................................  2,472      64,000
*   NuVasive, Inc......................................  3,601     134,821
*   Omnicell, Inc......................................  3,791      97,884
*   OraSure Technologies, Inc..........................  1,425       8,365
*   Orthofix International NV..........................  1,246      25,605
#   Owens & Minor, Inc.................................  6,644     230,148
*   PAREXEL International Corp.........................  2,213     108,017
    Patterson Cos., Inc................................  6,055     241,958
*   PharMerica Corp....................................  1,793      43,642
#*  PhotoMedex, Inc....................................    413       5,745
*   Prestige Brands Holdings, Inc......................  5,298     160,317
    Quality Systems, Inc...............................  3,331      61,324
*   Quidel Corp........................................  1,711      50,577
#   ResMed, Inc........................................  3,037     132,444
*   RTI Surgical, Inc..................................  3,864      11,978
#*  Sirona Dental Systems, Inc.........................  3,126     224,884
*   Spectranetics Corp.................................  1,700      44,234
    St Jude Medical, Inc...............................  4,668     283,488
*   Staar Surgical Co..................................    600       9,852
    STERIS Corp........................................  5,081     233,167
    Stryker Corp.......................................  4,150     322,040
*   SurModics, Inc.....................................    300       7,314
*   Symmetry Medical, Inc..............................  3,353      32,591
    Teleflex, Inc......................................  3,100     290,284
*   Thoratec Corp......................................  5,256     183,645
*   Tornier NV.........................................    511       9,295
#   Utah Medical Products, Inc.........................    296      15,747
#*  Varian Medical Systems, Inc........................  1,000      81,310
*   Vascular Solutions, Inc............................  2,112      49,759
*   Waters Corp........................................  1,300     140,751
    West Pharmaceutical Services, Inc..................  5,622     266,764
*   Wright Medical Group, Inc..........................  3,960     120,424
    Zimmer Holdings, Inc...............................  6,319     593,796
                                                               -----------
Total Health Care......................................         12,605,349
                                                               -----------
Industrials -- (11.8%)
    3M Co..............................................  5,005     641,591
    AAON, Inc..........................................  2,880      85,421
    AAR Corp...........................................  3,317      88,398

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    ABM Industries, Inc................................  5,652 $150,682
#   Acacia Research Corp...............................  4,008   55,391
*   ACCO Brands Corp...................................  4,130   23,995
#*  Accuride Corp......................................  1,372    5,227
    Aceto Corp.........................................  2,579   54,984
#   Acorn Energy, Inc..................................  1,200    4,164
    Actuant Corp. Class A..............................  5,651  193,377
    Acuity Brands, Inc.................................  1,655  210,251
#   ADT Corp. (The)....................................  9,356  281,054
*   Advisory Board Co. (The)...........................  1,400   88,634
*   AECOM Technology Corp..............................  9,552  273,856
*   Aegion Corp........................................  3,771   77,381
    AGCO Corp..........................................  4,569  243,665
*   Air Transport Services Group, Inc..................  4,074   25,625
    Aircastle, Ltd.....................................  3,400   64,226
    Alamo Group, Inc...................................    900   45,198
    Alaska Air Group, Inc..............................  5,900  466,513
#   Albany International Corp. Class A.................  2,900  100,253
    Allegiant Travel Co................................  1,650  150,265
*   Allegion P.L.C.....................................  1,303   64,303
    Allied Motion Technologies, Inc....................    400    4,528
    Altra Industrial Motion Corp.......................  3,013   94,488
    AMERCO.............................................  1,427  317,836
*   Ameresco, Inc. Class A.............................  1,816   17,906
#*  American Airlines Group, Inc.......................  8,897  298,494
#   American Railcar Industries, Inc...................  1,731   84,681
    American Science & Engineering, Inc................    700   47,873
*   American Woodmark Corp.............................  1,528   53,648
    AMETEK, Inc........................................  3,858  190,662
    Ampco-Pittsburgh Corp..............................    500    8,905
    AO Smith Corp......................................  5,500  259,710
    Apogee Enterprises, Inc............................  2,835   95,823
    Applied Industrial Technologies, Inc...............  3,412  172,442
*   ARC Document Solutions, Inc........................  2,986   22,634
    Argan, Inc.........................................    831   23,609
    Arkansas Best Corp.................................  1,800   61,722
*   Armstrong World Industries, Inc....................  1,710   95,213
    Astec Industries, Inc..............................  2,062   76,706
*   Astronics Corp.....................................    805   48,763
*   Astronics Corp. Class B............................    161    9,671
*   Atlas Air Worldwide Holdings, Inc..................  2,284   80,694
*   Avis Budget Group, Inc............................. 10,622  400,556
    AZZ, Inc...........................................  2,433  101,724
*   B/E Aerospace, Inc.................................  4,444  353,165
    Baltic Trading, Ltd................................    800    4,632
    Barnes Group, Inc..................................  4,970  186,077
    Barrett Business Services, Inc.....................    700   54,887
*   Beacon Roofing Supply, Inc.........................  4,820  182,148
*   Blount International, Inc..........................  2,344   30,050
*   BlueLinx Holdings, Inc.............................  3,787    6,021
    Brady Corp. Class A................................  4,124  112,833
*   Breeze-Eastern Corp................................    497    4,647
#   Briggs & Stratton Corp.............................  3,200   67,424

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Brink's Co. (The)..................................  4,162 $131,686
#*  Builders FirstSource, Inc..........................  2,395   19,280
*   CAI International, Inc.............................  1,816   37,573
    Carlisle Cos., Inc.................................  4,095  305,200
*   Casella Waste Systems, Inc. Class A................  1,900    9,747
#*  CBIZ, Inc..........................................  2,941   25,293
    CDI Corp...........................................  1,400   23,968
    Ceco Environmental Corp............................  1,371   21,305
    Celadon Group, Inc.................................  2,400   49,872
#   CH Robinson Worldwide, Inc.........................    700   40,978
#*  Chart Industries, Inc..............................  1,800  153,792
    Chicago Bridge & Iron Co. NV.......................  2,082  156,129
    Cintas Corp........................................  4,500  256,815
    CIRCOR International, Inc..........................  1,865  134,317
#   CLARCOR, Inc.......................................  1,441   79,860
#*  Clean Harbors, Inc.................................  1,585   88,887
#*  CNH Industrial NV..................................  2,568   27,067
    Coleman Cable, Inc.................................    600   15,744
*   Colfax Corp........................................  6,126  369,091
*   Columbus McKinnon Corp.............................  1,655   40,912
    Comfort Systems USA, Inc...........................  2,727   46,468
*   Commercial Vehicle Group, Inc......................  1,100    8,800
    Con-way, Inc.......................................  4,471  171,999
*   Consolidated Graphics, Inc.........................    832   53,947
    Copa Holdings SA Class A...........................    574   75,022
*   Copart, Inc........................................  2,900   99,412
    Corporate Executive Board Co. (The)................  1,100   80,410
    Courier Corp.......................................    900   14,211
    Covanta Holding Corp............................... 12,472  224,496
*   Covenant Transportation Group, Inc. Class A........    500    4,380
*   CPI Aerostructures, Inc............................    400    5,540
*   CRA International, Inc.............................    600   11,316
    Crane Co...........................................  2,255  142,426
    CSX Corp........................................... 29,531  794,679
    Cummins, Inc.......................................  1,784  226,532
    Curtiss-Wright Corp................................  4,512  277,127
    Danaher Corp.......................................  7,673  570,794
#   Deere & Co.........................................  3,123  268,453
    Delta Air Lines, Inc............................... 11,100  339,771
    Deluxe Corp........................................  4,032  195,754
*   Dolan Co. (The)....................................  1,985      357
    Donaldson Co., Inc.................................  1,183   48,811
    Douglas Dynamics, Inc..............................  1,694   24,597
    Dover Corp.........................................  6,676  577,875
*   Ducommun, Inc......................................    789   22,486
    Dun & Bradstreet Corp. (The).......................  1,341  147,510
*   DXP Enterprises, Inc...............................  1,200  115,248
*   Dycom Industries, Inc..............................  3,315   92,256
    Dynamic Materials Corp.............................    900   19,647
#*  Eagle Bulk Shipping, Inc...........................     75      288
    Eastern Co. (The)..................................    312    4,848
    Eaton Corp. P.L.C.................................. 13,195  964,423
#*  Echo Global Logistics, Inc.........................  1,665   33,783

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    EMCOR Group, Inc................................... 5,809  $  246,941
    Emerson Electric Co................................ 6,780     447,073
    Encore Wire Corp................................... 2,116     108,106
#*  Energy Recovery, Inc............................... 3,500      14,980
*   EnerNOC, Inc....................................... 3,307      74,077
    EnerSys, Inc....................................... 4,945     336,557
*   Engility Holdings, Inc.............................   497      19,040
    Ennis, Inc......................................... 1,743      25,221
#*  EnPro Industries, Inc.............................. 2,200     159,588
    Equifax, Inc....................................... 2,735     191,614
    ESCO Technologies, Inc............................. 1,814      63,309
    Espey Manufacturing & Electronics Corp.............   200       6,250
    Expeditors International of Washington, Inc........ 1,230      50,258
    Exponent, Inc...................................... 1,100      79,442
#   Fastenal Co........................................ 2,544     111,758
*   Federal Signal Corp................................ 4,281      52,742
    FedEx Corp......................................... 9,578   1,276,939
*   Flow International Corp............................ 3,772      15,239
    Flowserve Corp.....................................   180      13,019
    Fluor Corp......................................... 6,331     480,903
    Fortune Brands Home & Security, Inc................ 6,301     283,923
    Forward Air Corp................................... 2,278     101,462
*   Franklin Covey Co.................................. 1,096      20,945
    Franklin Electric Co., Inc......................... 4,821     192,069
#   FreightCar America, Inc............................   900      20,682
*   FTI Consulting, Inc................................ 2,930     108,615
#*  Fuel Tech, Inc..................................... 1,500       9,930
*   Furmanite Corp..................................... 3,862      45,108
    G&K Services, Inc. Class A......................... 1,625      90,821
    GATX Corp.......................................... 3,852     223,031
#*  Genco Shipping & Trading, Ltd...................... 2,900       6,119
    Generac Holdings, Inc.............................. 2,918     140,443
    General Cable Corp................................. 4,217     120,311
*   Genesee & Wyoming, Inc. Class A.................... 2,914     263,251
*   Gibraltar Industries, Inc.......................... 2,300      41,078
    Global Power Equipment Group, Inc..................   800      14,248
*   Goldfield Corp. (The)..............................   600       1,200
#   Gorman-Rupp Co. (The).............................. 1,756      55,893
*   GP Strategies Corp................................. 2,129      59,080
    Graco, Inc......................................... 1,456     101,177
#*  GrafTech International, Ltd........................ 6,803      69,731
    Graham Corp........................................   700      24,997
    Granite Construction, Inc.......................... 3,119     103,831
*   Great Lakes Dredge & Dock Corp..................... 6,473      48,742
*   Greenbrier Cos., Inc............................... 2,478      90,918
    Griffon Corp....................................... 5,226      65,639
*   H&E Equipment Services, Inc........................ 2,268      68,675
    Hardinge, Inc...................................... 1,051      14,472
    Harsco Corp........................................ 8,214     208,553
#*  Hawaiian Holdings, Inc............................. 5,433      55,199
#   Healthcare Services Group, Inc..................... 3,376      91,591
#   Heartland Express, Inc............................. 8,800     185,328
#   HEICO Corp......................................... 2,200     117,084

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    HEICO Corp. Class A................................  1,387 $ 54,024
    Heidrick & Struggles International, Inc............  1,162   19,382
#*  Heritage-Crystal Clean, Inc........................     57      947
    Herman Miller, Inc.................................  4,965  139,169
*   Hertz Global Holdings, Inc......................... 15,400  400,708
*   Hexcel Corp........................................  6,800  283,424
*   Hill International, Inc............................  2,600   11,804
    HNI Corp...........................................  3,507  120,325
    Honeywell International, Inc.......................  5,969  544,552
    Houston Wire & Cable Co............................  1,200   15,876
*   Hub Group, Inc. Class A............................  3,042  126,091
    Hubbell, Inc. Class A..............................    167   17,654
    Hubbell, Inc. Class B..............................    750   87,547
*   Hudson Global, Inc.................................  2,300    9,131
    Hurco Cos., Inc....................................    500   12,960
*   Huron Consulting Group, Inc........................  2,502  165,732
    Hyster-Yale Materials Handling, Inc................  1,000   85,760
*   ICF International, Inc.............................  1,396   46,989
    IDEX Corp..........................................  5,814  418,666
*   IHS, Inc. Class A..................................    700   79,387
*   II-VI, Inc.........................................  4,368   66,699
    Illinois Tool Works, Inc...........................  5,172  407,916
    Ingersoll-Rand P.L.C...............................  3,909  229,810
#*  InnerWorkings, Inc.................................  3,312   24,972
#*  Innovative Solutions & Support, Inc................    400    2,720
    Insperity, Inc.....................................  2,668   88,097
    Insteel Industries, Inc............................  1,312   24,443
*   Integrated Electrical Services, Inc................    260    1,586
#   Interface, Inc.....................................  4,868  101,985
    International Shipholding Corp.....................    500   13,395
    Intersections, Inc.................................  1,300    9,620
    Iron Mountain, Inc.................................  2,044   53,982
    ITT Corp...........................................  6,349  259,992
*   Jacobs Engineering Group, Inc......................  5,862  355,882
    JB Hunt Transport Services, Inc....................  1,300   97,565
#*  JetBlue Airways Corp............................... 21,645  189,610
    John Bean Technologies Corp........................  1,711   52,819
#   Joy Global, Inc....................................  4,701  248,166
    Kadant, Inc........................................    500   17,955
    Kaman Corp.........................................  1,939   75,156
    Kansas City Southern...............................  4,545  479,907
    KAR Auction Services, Inc..........................  8,173  227,373
    KBR, Inc...........................................  7,060  220,978
#   Kelly Services, Inc. Class A.......................  3,623   86,880
    Kennametal, Inc....................................  6,737  291,982
*   Key Technology, Inc................................    200    2,548
    Kforce, Inc........................................  3,920   71,070
    Kimball International, Inc. Class B................  2,971   44,179
#*  Kirby Corp.........................................  5,156  514,517
#   Knight Transportation, Inc.........................  6,967  148,745
    Knoll, Inc.........................................  4,272   70,915
*   Korn/Ferry International...........................  3,862   90,602
#   Landstar System, Inc...............................  1,640   94,202

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   Lawson Products, Inc...............................    700 $  9,954
#*  Layne Christensen Co...............................  1,949   33,055
    LB Foster Co. Class A..............................    744   32,037
    Lennox International, Inc..........................  1,600  138,496
    Lincoln Electric Holdings, Inc.....................  1,200   83,040
#   Lindsay Corp.......................................  1,207  102,595
#*  LMI Aerospace, Inc.................................    900   12,420
    LS Starrett Co. (The) Class A......................    230    3,680
    LSI Industries, Inc................................  1,905   16,078
*   Lydall, Inc........................................  1,100   19,437
#   Manitowoc Co., Inc. (The)..........................  9,968  283,590
    Manpowergroup, Inc.................................  5,670  441,693
    Marten Transport, Ltd..............................  2,514   47,942
    Masco Corp.........................................  5,131  108,572
#*  MasTec, Inc........................................  7,832  281,482
#   Matson, Inc........................................  3,461   82,822
#   McGrath RentCorp...................................  1,766   64,671
*   Meritor, Inc.......................................  4,975   54,625
*   Metalico, Inc......................................  2,075    3,756
*   Mfri, Inc..........................................    300    4,356
*   Middleby Corp......................................    810  199,730
    Miller Industries, Inc.............................    800   14,672
    Mine Safety Appliances Co..........................  3,072  154,767
*   Mistras Group, Inc.................................  1,695   39,595
*   Mobile Mini, Inc...................................  4,479  173,203
*   Moog, Inc. Class A.................................  2,878  172,853
*   Moog, Inc. Class B.................................    262   15,778
#   MSC Industrial Direct Co., Inc. Class A............    500   42,010
    Mueller Industries, Inc............................  2,762  171,907
    Mueller Water Products, Inc. Class A............... 16,709  145,034
    Multi-Color Corp...................................    800   28,768
*   MYR Group, Inc.....................................  1,744   43,722
*   Navigant Consulting, Inc...........................  4,670   82,052
*   Navistar International Corp........................  1,784   54,983
*   NCI Building Systems, Inc..........................    513    9,460
    Nielsen Holdings NV................................  7,725  326,690
    NL Industries, Inc.................................  2,000   22,080
    NN, Inc............................................  1,333   23,581
    Nordson Corp.......................................  1,100   76,252
    Norfolk Southern Corp..............................  8,800  814,792
*   Northwest Pipe Co..................................    665   23,328
#*  Ocean Power Technologies, Inc......................    500    1,160
*   Old Dominion Freight Line, Inc.....................  6,005  325,711
*   On Assignment, Inc.................................  5,656  167,870
*   Orbital Sciences Corp..............................  7,578  185,282
*   Orion Energy Systems, Inc..........................    900    5,931
*   Orion Marine Group, Inc............................  1,535   17,192
#*  Owens Corning......................................  6,210  236,911
    PACCAR, Inc........................................  4,419  247,464
*   Pacer International, Inc...........................  2,700   23,787
    Pall Corp..........................................  1,300  104,130
*   PAM Transportation Services, Inc...................    500    9,900
*   Park-Ohio Holdings Corp............................  1,285   61,423

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Parker Hannifin Corp...............................  4,400 $498,828
*   Patrick Industries, Inc............................  1,039   37,404
*   Pendrell Corp......................................  6,146    8,973
    Pentair, Ltd.......................................  8,367  621,919
*   PGT, Inc...........................................  4,678   49,961
*   Pike Corp..........................................  2,564   27,025
    Pitney Bowes, Inc..................................  4,285  107,896
*   PMFG, Inc..........................................    999    7,463
#*  Polypore International, Inc........................  3,141  104,124
    Powell Industries, Inc.............................    901   55,330
*   PowerSecure International, Inc.....................    984   18,991
    Precision Castparts Corp...........................  1,900  484,025
    Preformed Line Products Co.........................    322   21,729
    Primoris Services Corp.............................  5,016  159,358
#*  Proto Labs, Inc....................................    741   58,806
*   Quality Distribution, Inc..........................  1,489   20,474
#   Quanex Building Products Corp......................  3,119   59,105
*   Quanta Services, Inc............................... 11,778  367,120
#   Raven Industries, Inc..............................  1,000   37,450
*   RBC Bearings, Inc..................................  2,352  152,504
*   RCM Technologies, Inc..............................    300    2,019
    Regal-Beloit Corp..................................  3,437  254,647
*   Republic Airways Holdings, Inc.....................  4,503   44,174
    Republic Services, Inc............................. 13,754  440,541
    Resources Connection, Inc..........................  3,398   45,805
#*  Rexnord Corp.......................................    459   11,925
*   Roadrunner Transportation Systems, Inc.............  3,053   80,141
    Robert Half International, Inc.....................  2,000   83,560
    Rockwell Automation, Inc...........................  1,945  223,364
    Rollins, Inc.......................................  3,000   86,460
    Roper Industries, Inc..............................  3,633  498,593
*   RPX Corp...........................................  5,300   85,966
    RR Donnelley & Sons Co............................. 12,564  232,057
#*  Rush Enterprises, Inc. Class A.....................  2,608   72,085
    Ryder System, Inc..................................  4,507  320,853
*   Saia, Inc..........................................  2,095   70,518
    Schawk, Inc........................................  1,063   12,841
#*  Sensata Technologies Holding NV....................  1,533   57,396
    SIFCO Industries, Inc..............................    157    4,668
    Simpson Manufacturing Co., Inc.....................  4,083  133,106
    SkyWest, Inc.......................................  4,435   57,699
*   SL Industries, Inc.................................    160    4,163
    Snap-on, Inc.......................................  2,500  250,375
    Southwest Airlines Co.............................. 38,606  808,796
*   SP Plus Corp.......................................    600   15,156
#*  Spirit Aerosystems Holdings, Inc. Class A..........  9,209  312,277
*   Spirit Airlines, Inc...............................  5,533  259,498
    SPX Corp...........................................  3,471  345,607
#*  Standard Register Co. (The)........................    220    1,542
    Standex International Corp.........................  1,192   67,801
    Stanley Black & Decker, Inc........................  5,853  453,022
    Steelcase, Inc. Class A............................  9,725  143,638
*   Stericycle, Inc....................................    993  116,241

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Sterling Construction Co., Inc.....................    832 $    9,002
    Sun Hydraulics Corp................................  1,817     66,411
#*  Swift Transportation Co............................  7,352    160,274
    Sypris Solutions, Inc..............................  1,400      4,186
#   TAL International Group, Inc.......................  3,220    138,557
#*  Taser International, Inc...........................  4,043     64,931
*   Team, Inc..........................................  1,660     70,268
#*  Tecumseh Products Co. Class A......................    610      5,124
    Tennant Co.........................................  1,100     70,543
    Terex Corp.........................................  9,365    383,965
*   Tetra Tech, Inc....................................  4,748    140,113
#   Textainer Group Holdings, Ltd......................  5,806    210,700
*   Thermon Group Holdings, Inc........................    365      9,884
    Timken Co..........................................  4,108    231,404
    Titan International, Inc...........................  3,320     55,643
#*  Titan Machinery, Inc...............................  1,637     26,683
    Toro Co. (The).....................................  1,210     76,666
    Towers Watson & Co. Class A........................  2,442    285,519
#   TransDigm Group, Inc...............................    720    120,262
*   TRC Cos., Inc......................................  1,036      7,034
*   Trex Co., Inc......................................    718     50,497
*   Trimas Corp........................................  3,517    122,392
    Trinity Industries, Inc............................  6,685    389,268
#   Triumph Group, Inc.................................  4,187    286,475
*   TrueBlue, Inc......................................  4,540    111,366
*   Tutor Perini Corp..................................  3,246     73,360
#   Twin Disc, Inc.....................................  1,100     25,927
    Tyco International, Ltd............................  3,907    158,194
*   Ultralife Corp.....................................    900      3,744
    UniFirst Corp......................................  1,405    148,649
    Union Pacific Corp................................. 14,927  2,600,880
*   United Continental Holdings, Inc...................  6,322    289,800
    United Parcel Service, Inc. Class B................  4,200    399,966
#*  United Rentals, Inc................................  4,440    359,374
    United Stationers, Inc.............................  3,103    128,557
    United Technologies Corp...........................  7,915    902,468
    Universal Forest Products, Inc.....................  1,415     74,358
    Universal Truckload Services, Inc..................  1,125     32,636
    URS Corp...........................................  7,053    354,061
    US Ecology, Inc....................................  2,310     82,606
*   USA Truck, Inc.....................................    505      7,449
*   USG Corp...........................................  4,037    123,532
    UTi Worldwide, Inc................................. 10,073    157,743
#   Valmont Industries, Inc............................  1,627    238,160
*   Verisk Analytics, Inc. Class A.....................  2,360    150,710
    Viad Corp..........................................  1,848     48,584
*   Vicor Corp.........................................  1,600     16,528
#*  Wabash National Corp...............................  4,860     66,631
*   WABCO Holdings, Inc................................  1,232    106,223
    Wabtec Corp........................................  1,200     88,572
#   Waste Connections, Inc.............................  8,268    337,996
    Waste Management, Inc..............................  9,825    410,488
    Watsco, Inc........................................  1,518    143,633

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A.............  2,837 $   158,929
#   Werner Enterprises, Inc............................  7,357     191,723
*   Wesco Aircraft Holdings, Inc.......................  3,750      83,812
#*  WESCO International, Inc...........................  4,200     348,432
*   Willis Lease Finance Corp..........................    400       6,772
    Woodward, Inc......................................  4,997     214,121
    WW Grainger, Inc...................................    300      70,344
#*  XPO Logistics, Inc.................................    750      18,690
    Xylem, Inc.........................................  7,840     261,542
                                                               -----------
Total Industrials......................................         55,063,105
                                                               -----------
Information Technology -- (16.3%)
#*  3D Systems Corp....................................  2,797     217,411
*   Accelrys, Inc......................................  4,544      57,164
    Accenture P.L.C. Class A...........................  3,700     295,556
*   ACI Worldwide, Inc.................................  3,381     204,922
    Activision Blizzard, Inc........................... 14,330     245,473
*   Actuate Corp.......................................  5,500      41,800
*   Acxiom Corp........................................  8,058     289,766
*   Adobe Systems, Inc.................................  4,517     267,361
#   ADTRAN, Inc........................................  3,700      93,943
*   Advanced Energy Industries, Inc....................  3,977     108,572
#*  Advanced Micro Devices, Inc........................ 19,102      65,520
#   Advent Software, Inc...............................  3,324     109,227
*   Agilysys, Inc......................................  1,500      19,650
*   Akamai Technologies, Inc...........................  4,915     234,347
*   Alliance Data Systems Corp.........................    700     167,762
*   Alpha & Omega Semiconductor, Ltd...................  1,573      11,420
    Altera Corp........................................ 13,214     441,744
    Amdocs, Ltd........................................  7,478     323,498
    American Software, Inc. Class A....................  1,755      17,690
#*  Amkor Technology, Inc.............................. 10,538      55,851
    Amphenol Corp. Class A.............................  1,929     167,592
*   Amtech Systems, Inc................................    400       3,868
#*  ANADIGICS, Inc.....................................  1,360       2,679
    Analog Devices, Inc................................ 13,040     629,441
*   Anaren, Inc........................................  1,065      29,767
    Anixter International, Inc.........................  2,363     207,282
*   ANSYS, Inc.........................................  1,000      78,530
#*  AOL, Inc...........................................  6,930     319,334
    Apple, Inc......................................... 16,077   8,048,146
    Applied Materials, Inc............................. 19,110     321,430
#*  Applied Micro Circuits Corp........................  5,264      53,166
*   ARRIS Group, Inc................................... 10,814     280,083
*   Arrow Electronics, Inc.............................  8,995     462,163
*   Aspen Technology, Inc..............................  2,312     105,358
*   Atmel Corp......................................... 25,000     209,000
*   ATMI, Inc..........................................  3,240      89,683
*   Autodesk, Inc......................................  2,200     112,750
    Automatic Data Processing, Inc.....................  2,658     203,603
    Avago Technologies, Ltd............................  2,800     152,992
#*  AVG Technologies NV................................  1,668      27,672
*   Aviat Networks, Inc................................  3,735       7,097

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Avid Technology, Inc...............................   2,744 $   19,043
    Avnet, Inc.........................................   9,919    407,373
    AVX Corp...........................................   6,101     78,825
*   AXT, Inc...........................................   2,400      5,856
#   Badger Meter, Inc..................................   1,200     61,128
#*  Bankrate, Inc......................................   7,400    122,766
    Bel Fuse, Inc. Class B.............................     700     13,419
    Belden, Inc........................................   4,262    275,794
*   Benchmark Electronics, Inc.........................   4,214     95,784
    Black Box Corp.....................................   1,262     34,591
    Blackbaud, Inc.....................................   1,750     60,305
#*  Blucora, Inc.......................................   3,873     99,188
    Booz Allen Hamilton Holding Corp...................   4,433     81,035
#*  Bottomline Technologies de, Inc....................   3,812    131,971
    Broadcom Corp. Class A.............................   6,200    184,512
    Broadridge Financial Solutions, Inc................   4,300    156,047
*   BroadVision, Inc...................................     200      2,304
*   Brocade Communications Systems, Inc................  41,480    387,423
    Brooks Automation, Inc.............................   3,979     40,387
*   Bsquare Corp.......................................     500      1,755
*   BTU International, Inc.............................     400      1,168
    CA, Inc............................................  17,698    567,752
*   Cabot Microelectronics Corp........................   2,465     99,389
#*  CACI International, Inc. Class A...................   2,066    152,925
*   Cadence Design Systems, Inc........................   6,300     88,956
*   CalAmp Corp........................................   1,600     47,168
*   Calix, Inc.........................................   5,315     42,148
*   Cardtronics, Inc...................................   2,400     92,448
*   Cascade Microtech, Inc.............................     700      7,210
#   Cass Information Systems, Inc......................     876     47,409
*   Ceva, Inc..........................................   1,230     21,390
*   Checkpoint Systems, Inc............................   3,000     40,020
*   CIBER, Inc.........................................   4,882     18,942
*   Ciena Corp.........................................   5,359    125,025
#*  Cirrus Logic, Inc..................................   6,738    117,982
    Cisco Systems, Inc................................. 113,327  2,482,995
*   Citrix Systems, Inc................................   2,202    119,062
*   Clearfield, Inc....................................     600     14,970
*   Cognex Corp........................................   6,116    241,276
*   Cognizant Technology Solutions Corp. Class A.......   1,708    165,539
*   Coherent, Inc......................................   1,988    132,878
    Cohu, Inc..........................................   1,699     17,602
    Communications Systems, Inc........................     400      4,772
*   CommVault Systems, Inc.............................     924     63,821
    Computer Sciences Corp.............................   6,933    418,823
#   Computer Task Group, Inc...........................   1,668     26,955
    Compuware Corp.....................................  18,820    190,835
*   comScore, Inc......................................   1,191     32,645
    Comtech Telecommunications Corp....................   1,300     39,546
*   Comverse, Inc......................................     800     28,832
#*  Concur Technologies, Inc...........................   1,121    136,022
    Concurrent Computer Corp...........................   1,400     11,872
*   Constant Contact, Inc..............................     710     19,177

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
#   Convergys Corp.....................................  8,388 $  170,864
*   Conversant, Inc....................................  7,466    160,519
*   CoreLogic, Inc.....................................  9,208    293,275
*   CoStar Group, Inc..................................  1,027    176,685
#*  Cray, Inc..........................................  4,033    118,933
#*  Cree, Inc..........................................  5,708    344,877
*   Crexendo, Inc......................................    100        308
    CSG Systems International, Inc.....................  2,509     75,170
    CTS Corp...........................................  1,493     27,904
    Daktronics, Inc....................................  2,912     42,544
*   Datalink Corp......................................  1,905     27,680
*   Dealertrack Technologies, Inc......................  4,432    206,753
#*  Demand Media, Inc..................................  3,316     19,133
*   Dice Holdings, Inc.................................  4,814     33,698
#   Diebold, Inc.......................................  5,091    171,007
*   Digi International, Inc............................  1,926     19,838
    Digimarc Corp......................................    400     14,632
*   Digital River, Inc.................................  2,881     50,648
*   Diodes, Inc........................................  3,494     80,048
#*  Dolby Laboratories, Inc. Class A...................  3,796    155,598
*   Dot Hill Systems Corp..............................    817      3,987
*   DSP Group, Inc.....................................  1,882     16,863
    DST Systems, Inc...................................  3,628    330,148
*   DTS, Inc...........................................  1,197     24,814
    EarthLink Holdings Corp............................  5,823     25,272
*   eBay, Inc..........................................  8,856    471,139
#   Ebix, Inc..........................................  3,114     42,288
#*  Echelon Corp.......................................  1,167      4,738
*   EchoStar Corp. Class A.............................  3,056    143,724
    Electro Rent Corp..................................  2,186     36,769
    Electro Scientific Industries, Inc.................  1,665     18,049
#*  Electronic Arts, Inc............................... 12,950    341,880
*   Electronics for Imaging, Inc.......................  4,349    184,267
*   Ellie Mae, Inc.....................................  1,499     39,124
#*  eMagin Corp........................................    200        592
    EMC Corp........................................... 49,450  1,198,668
#*  Emcore Corp........................................  1,542      7,510
*   Emulex Corp........................................  8,592     63,237
*   Entegris, Inc...................................... 13,244    139,327
*   Entropic Communications, Inc.......................  6,177     25,758
*   Envestnet, Inc.....................................  1,539     65,792
*   EPAM Systems, Inc..................................  1,693     69,244
    EPIQ Systems, Inc..................................  2,540     36,474
*   ePlus, Inc.........................................    624     33,659
#*  Equinix, Inc.......................................    691    127,973
*   Euronet Worldwide, Inc.............................  5,099    218,543
*   Exar Corp..........................................  4,467     49,182
*   ExlService Holdings, Inc...........................  2,149     54,047
*   Extreme Networks...................................  9,220     67,490
#*  F5 Networks, Inc...................................    800     85,600
*   Fabrinet...........................................  1,800     33,246
*   Facebook, Inc. Class A.............................  8,200    513,074
#   FactSet Research Systems, Inc......................    434     45,904

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Fair Isaac Corp....................................   2,930 $  159,275
*   Fairchild Semiconductor International, Inc.........  10,463    133,508
*   FalconStor Software, Inc...........................   2,300      3,450
*   FARO Technologies, Inc.............................   1,300     67,236
    FEI Co.............................................   2,700    253,044
    Fidelity National Information Services, Inc........  10,939    554,607
#*  Finisar Corp.......................................  10,080    238,997
#*  First Solar, Inc...................................   8,456    427,704
*   Fiserv, Inc........................................  10,032    562,294
*   FleetCor Technologies, Inc.........................   1,366    145,233
*   FormFactor, Inc....................................   5,406     34,815
    Forrester Research, Inc............................   2,039     76,544
*   Fortinet, Inc......................................   3,600     76,320
#*  Freescale Semiconductor, Ltd.......................   3,035     55,025
*   Frequency Electronics, Inc.........................     400      4,836
*   Gartner, Inc.......................................     961     67,587
*   Genpact, Ltd.......................................   8,673    147,181
    Global Payments, Inc...............................   5,539    366,073
*   Google, Inc. Class A...............................   2,313  2,731,584
*   GSI Group, Inc.....................................   2,146     23,155
*   GSI Technology, Inc................................   1,600     10,656
#*  GT Advanced Technologies, Inc......................   5,500     56,485
*   Guidance Software, Inc.............................     500      5,395
*   Guidewire Software, Inc............................   1,681     79,360
    Hackett Group, Inc. (The)..........................   2,800     16,520
*   Harmonic, Inc......................................   9,892     64,892
    Heartland Payment Systems, Inc.....................   2,158     93,031
    Hewlett-Packard Co.................................  49,442  1,433,818
*   Hittite Microwave Corp.............................   1,882    107,933
    IAC/InterActiveCorp................................   5,080    355,803
*   ID Systems, Inc....................................     100        605
*   Identive Group, Inc................................   2,492      2,440
*   IEC Electronics Corp...............................     450      1,778
*   iGATE Corp.........................................   3,079    103,916
*   Imation Corp.......................................   1,900      9,139
*   Immersion Corp.....................................   1,700     19,890
#*  Infinera Corp......................................  10,687     93,191
*   Informatica Corp...................................   3,140    126,730
*   Ingram Micro, Inc. Class A.........................  10,867    271,892
*   Innodata, Inc......................................     700      2,023
*   Inphi Corp.........................................   2,200     25,256
*   Insight Enterprises, Inc...........................   4,000     84,400
*   Integrated Device Technology, Inc..................  13,970    134,811
*   Integrated Silicon Solution, Inc...................   2,651     31,202
    Intel Corp......................................... 130,400  3,200,016
*   Interactive Intelligence Group, Inc................     300     22,782
#   InterDigital, Inc..................................   3,147     90,476
#*  Internap Network Services Corp.....................   4,800     39,120
    International Business Machines Corp...............   5,900  1,042,412
*   International Rectifier Corp.......................   7,178    186,700
    Intersil Corp. Class A.............................  12,304    139,527
*   Intevac, Inc.......................................   1,700     12,614
    Intuit, Inc........................................   1,400    102,550

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   iPass, Inc.........................................  2,100 $    3,591
#*  IPG Photonics Corp.................................  1,700    113,679
#*  Itron, Inc.........................................  3,465    139,917
*   Ixia...............................................  7,078     90,528
    IXYS Corp..........................................  2,328     29,542
#   j2 Global, Inc.....................................  3,521    159,677
    Jabil Circuit, Inc................................. 17,015    305,760
    Jack Henry & Associates, Inc.......................  3,416    190,544
*   JDS Uniphase Corp.................................. 13,298    176,730
*   Juniper Networks, Inc.............................. 26,177    696,570
*   Kemet Corp.........................................  1,223      6,751
*   Key Tronic Corp....................................    700      7,350
    KLA-Tencor Corp....................................  7,152    439,633
*   Kulicke & Soffa Industries, Inc....................  6,802     79,175
*   KVH Industries, Inc................................    884     11,651
*   Lam Research Corp..................................  7,408    374,919
*   Lattice Semiconductor Corp.........................  7,554     43,662
#   Leidos Holdings, Inc...............................  6,493    294,393
#   Lexmark International, Inc. Class A................  6,300    246,897
*   Limelight Networks, Inc............................  7,507     14,338
#   Linear Technology Corp.............................  2,370    105,560
*   LinkedIn Corp. Class A.............................    700    150,647
*   Lionbridge Technologies, Inc.......................  3,275     18,013
#*  Liquidity Services, Inc............................    151      3,589
    Littelfuse, Inc....................................  2,023    181,059
*   LoJack Corp........................................  1,205      4,772
    LSI Corp........................................... 15,094    166,487
*   LTX-Credence Corp..................................  3,103     26,531
*   Magnachip Semiconductor Corp.......................  3,805     60,157
*   Manhattan Associates, Inc..........................  3,200    107,904
    Marchex, Inc. Class B..............................  1,400     13,104
    Marvell Technology Group, Ltd...................... 29,570    441,480
    MasterCard, Inc. Class A...........................  8,000    605,440
#*  Mattersight Corp...................................    151        870
    Maxim Integrated Products, Inc.....................  8,541    258,451
    MAXIMUS, Inc.......................................  2,800    118,636
*   MaxLinear, Inc. Class A............................  1,000     10,260
#*  Maxwell Technologies, Inc..........................  1,381     11,269
*   Measurement Specialties, Inc.......................  1,565     86,341
    Mentor Graphics Corp............................... 11,565    240,552
    Mesa Laboratories, Inc.............................    256     20,549
    Methode Electronics, Inc...........................  3,800    127,908
    Micrel, Inc........................................  4,040     40,319
#   Microchip Technology, Inc..........................  3,941    176,793
*   Micron Technology, Inc............................. 46,607  1,073,825
*   MICROS Systems, Inc................................  1,944    107,950
*   Microsemi Corp.....................................  8,579    201,092
    Microsoft Corp..................................... 74,468  2,818,614
    MKS Instruments, Inc...............................  4,261    128,384
#   MOCON, Inc.........................................    400      6,844
*   ModusLink Global Solutions, Inc....................  2,008     10,341
*   MoneyGram International, Inc.......................  1,187     21,960
*   Monolithic Power Systems, Inc......................  3,036     99,247

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    Monotype Imaging Holdings, Inc.....................  3,218 $   93,869
*   Monster Worldwide, Inc.............................  8,316     50,894
#*  MoSys, Inc.........................................  4,500     22,590
    Motorola Solutions, Inc............................  1,408     89,830
*   Move, Inc..........................................  2,346     33,172
    MTS Systems Corp...................................  1,176     82,708
*   Multi-Fineline Electronix, Inc.....................  1,449     19,996
*   Nanometrics, Inc...................................  2,275     38,539
#*  NAPCO Security Technologies, Inc...................    990      7,217
    National Instruments Corp..........................  3,787    109,823
*   NCI, Inc. Class A..................................    397      2,640
*   NCR Corp...........................................  1,700     59,823
    NetApp, Inc........................................ 13,576    574,808
*   NETGEAR, Inc.......................................  2,872     91,646
*   Netscout Systems, Inc..............................  2,794     98,684
#*  NetSuite, Inc......................................    550     57,849
#*  NeuStar, Inc. Class A..............................  2,100     71,169
*   Newport Corp.......................................  2,772     50,284
    NIC, Inc...........................................  3,314     72,046
*   Novatel Wireless, Inc..............................  1,800      4,806
#*  Nuance Communications, Inc.........................  7,400    113,442
#*  Numerex Corp. Class A..............................    800     10,680
    NVIDIA Corp........................................ 25,022    392,845
*   Oclaro, Inc........................................  4,670     12,469
*   OmniVision Technologies, Inc.......................  5,271     81,121
*   ON Semiconductor Corp.............................. 27,651    231,162
#*  OpenTable, Inc.....................................    964     72,570
*   Oplink Communications, Inc.........................  2,074     35,113
    Oracle Corp........................................ 31,633  1,167,258
*   OSI Systems, Inc...................................  1,600     92,688
*   Pandora Media, Inc.................................  3,000    108,210
*   PAR Technology Corp................................    700      3,787
    Park Electrochemical Corp..........................  1,965     59,284
    Paychex, Inc.......................................  4,438    185,597
    PC Connection, Inc.................................  1,700     34,782
    PC-Tel, Inc........................................    700      5,747
*   PCM, Inc...........................................    700      7,000
#*  PDF Solutions, Inc.................................  1,700     40,290
    Pegasystems, Inc...................................  1,842     83,700
    Perceptron, Inc....................................    800     12,328
*   Perficient, Inc....................................  3,179     65,265
*   Pericom Semiconductor Corp.........................  1,840     15,235
#*  Photronics, Inc....................................  6,520     54,116
#*  Pixelworks, Inc....................................    300      1,632
*   Planar Systems, Inc................................    131        329
    Plantronics, Inc...................................  4,400    188,892
*   Plexus Corp........................................  2,684    104,944
*   PLX Technology, Inc................................  3,500     21,175
*   PMC--Sierra, Inc................................... 18,800    123,140
*   Polycom, Inc....................................... 10,695    127,591
#   Power Integrations, Inc............................  2,457    145,528
*   PRGX Global, Inc...................................  2,000     13,320
*   Progress Software Corp.............................  4,875    117,829

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   PROS Holdings, Inc.................................    933 $   35,463
*   PTC, Inc...........................................  4,100    146,288
#*  Pulse Electronics Corp.............................     92        280
    QAD, Inc. Class A..................................  1,497     27,230
#   QAD, Inc. Class B..................................    160      2,609
*   QLogic Corp........................................  6,817     78,873
    QUALCOMM, Inc...................................... 20,304  1,506,963
#*  Quantum Corp.......................................  4,896      6,120
*   QuinStreet, Inc....................................  2,573     21,279
*   Qumu Corp..........................................    800     12,056
#*  Rackspace Hosting, Inc.............................  1,600     58,256
*   Radisys Corp.......................................  1,829      5,176
#*  Rambus, Inc........................................  7,258     64,669
*   RealD, Inc.........................................  3,135     28,058
*   RealNetworks, Inc..................................  2,452     17,851
*   Red Hat, Inc.......................................  2,126    120,119
*   Reis, Inc..........................................    600     10,680
*   Responsys, Inc.....................................  3,710    100,207
#*  RF Micro Devices, Inc.............................. 20,200    107,666
    Richardson Electronics, Ltd........................    900     10,377
#*  Riverbed Technology, Inc...........................  8,723    172,018
*   Rofin-Sinar Technologies, Inc......................  1,841     42,527
*   Rogers Corp........................................  1,173     71,201
*   Rosetta Stone, Inc.................................  1,595     17,673
*   Rovi Corp..........................................  6,771    143,613
#*  Rubicon Technology, Inc............................  1,694     18,583
*   Rudolph Technologies, Inc..........................  2,708     29,761
*   Saba Software, Inc.................................  1,400     18,200
*   Salesforce.com, Inc................................  2,827    171,118
    SanDisk Corp.......................................  9,556    664,620
*   Sanmina Corp.......................................  8,115    135,683
*   Sapient Corp....................................... 11,200    179,536
*   ScanSource, Inc....................................  1,900     71,326
    Science Applications International Corp............  3,710    137,307
*   Seachange International, Inc.......................  3,525     42,159
    Seagate Technology P.L.C...........................  2,700    142,722
*   Semtech Corp.......................................  5,184    118,247
*   ShoreTel, Inc......................................  2,000     15,400
*   Sigma Designs, Inc.................................  2,476     11,612
#*  Silicon Graphics International Corp................  3,567     46,407
*   Silicon Image, Inc.................................  8,600     48,074
#*  Silicon Laboratories, Inc..........................  3,026    142,948
*   Skyworks Solutions, Inc............................  9,069    274,337
#*  Smith Micro Software, Inc..........................  2,100      3,360
*   SMTC Corp..........................................  1,100      2,376
*   SolarWinds, Inc....................................  1,900     75,791
    Solera Holdings, Inc...............................  1,354     90,488
*   Sonus Networks, Inc................................ 29,469     88,407
*   Spansion, Inc. Class A.............................  5,831     87,465
#*  Spark Networks, Inc................................  1,000      5,730
*   Speed Commerce, Inc................................    600      2,400
*   SS&C Technologies Holdings, Inc....................  7,700    298,914
*   Stamps.com, Inc....................................  1,221     48,181

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   StarTek, Inc.......................................    700 $  4,459
#*  Stratasys, Ltd.....................................  3,049  367,587
#*  SunEdison, Inc..................................... 22,088  307,244
#*  SunPower Corp......................................  6,203  200,729
*   Super Micro Computer, Inc..........................  2,560   52,634
*   Supertex, Inc......................................  1,128   30,118
*   support.com, Inc...................................  5,020   13,554
*   Sykes Enterprises, Inc.............................  3,417   71,620
    Symantec Corp......................................  9,402  201,297
#*  Synaptics, Inc.....................................  3,245  189,378
#*  Synchronoss Technologies, Inc......................  3,800  101,308
*   SYNNEX Corp........................................  3,649  204,891
*   Synopsys, Inc......................................  6,817  271,726
*   Syntel, Inc........................................  1,200  101,100
*   Take-Two Interactive Software, Inc................. 10,317  197,880
    TE Connectivity, Ltd...............................  5,500  310,805
*   Tech Data Corp.....................................  3,621  195,244
#*  TeleCommunication Systems, Inc. Class A............  1,125    2,554
*   Telenav, Inc.......................................  2,000   13,000
#*  TeleTech Holdings, Inc.............................  4,817  105,107
#*  Teradata Corp......................................  1,850   76,072
#*  Teradyne, Inc...................................... 12,646  237,871
    Tessco Technologies, Inc...........................    672   22,371
    Tessera Technologies, Inc..........................  5,070  100,640
    Texas Instruments, Inc.............................  8,400  356,160
*   TIBCO Software, Inc................................  1,804   38,407
    Total System Services, Inc......................... 12,690  379,177
    Transact Technologies, Inc.........................    400    4,752
*   Trimble Navigation, Ltd............................  2,600   84,058
*   TriQuint Semiconductor, Inc........................ 15,220  126,326
*   TTM Technologies, Inc..............................  5,186   41,540
*   Tyler Technologies, Inc............................  1,000  105,450
*   Ultimate Software Group, Inc.......................    680  110,996
*   Ultra Clean Holdings...............................  1,300   14,859
*   Ultratech, Inc.....................................  2,800   70,840
*   Unisys Corp........................................  3,288  112,680
    United Online, Inc.................................  1,294   15,670
*   Unwired Planet, Inc................................  3,220    5,377
#*  Vantiv, Inc. Class A...............................    880   26,699
#*  Veeco Instruments, Inc.............................  3,544  134,707
*   VeriFone Systems, Inc..............................  6,690  194,077
*   Verint Systems, Inc................................  4,496  204,298
#*  VeriSign, Inc......................................  1,800  105,750
*   ViaSat, Inc........................................  2,399  142,765
#*  Viasystems Group, Inc..............................    804   10,500
*   Virtusa Corp.......................................  2,900   99,412
    Visa, Inc. Class A.................................  4,405  948,969
*   Vishay Intertechnology, Inc........................ 12,407  168,487
*   Vishay Precision Group, Inc........................    793   11,292
*   VistaPrint NV......................................  1,285   62,811
    Wayside Technology Group, Inc......................    200    2,822
*   Web.com Group, Inc.................................  3,410  115,258
#*  WebMD Health Corp..................................  3,277  156,968

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Westell Technologies, Inc. Class A.................  2,172 $     8,145
    Western Digital Corp...............................  8,999     775,444
#   Western Union Co. (The)............................  6,596     101,578
*   WEX, Inc...........................................  1,336     110,033
    Xilinx, Inc........................................  8,950     415,459
*   XO Group, Inc......................................  2,465      29,900
    Xyratex, Ltd.......................................  2,100      27,741
*   Yahoo!, Inc........................................ 31,999   1,152,604
*   Zebra Technologies Corp. Class A...................  5,254     288,760
#*  Zix Corp...........................................  5,819      26,127
*   Zygo Corp..........................................  1,500      21,045
*   Zynga, Inc. Class A................................ 51,100     224,840
                                                               -----------
Total Information Technology...........................         75,883,793
                                                               -----------
Materials -- (4.7%)
    A Schulman, Inc....................................  2,365      80,339
*   AEP Industries, Inc................................    575      25,323
    Air Products & Chemicals, Inc......................  2,600     273,364
    Airgas, Inc........................................  2,643     272,863
    Albemarle Corp.....................................  3,020     193,824
#   Alcoa, Inc......................................... 49,187     566,142
    Allegheny Technologies, Inc........................  9,816     308,615
#*  Allied Nevada Gold Corp............................  1,571       7,714
#*  AM Castle & Co.....................................  1,581      21,691
#   AMCOL International Corp...........................  2,649      90,251
*   American Pacific Corp..............................    300      13,929
    American Vanguard Corp.............................  2,100      48,804
#   Aptargroup, Inc....................................  4,088     260,814
*   Arabian American Development Co....................  1,000      11,400
    Ashland, Inc.......................................  4,433     411,427
    Avery Dennison Corp................................  6,514     320,945
    Axiall Corp........................................  3,908     155,929
    Ball Corp..........................................  1,570      80,368
    Bemis Co., Inc.....................................  8,248     317,631
#   Cabot Corp.........................................  4,342     211,325
*   Calgon Carbon Corp.................................  5,733     116,437
    Carpenter Technology Corp..........................  3,000     174,330
    Celanese Corp. Series A............................  1,707      86,443
#*  Century Aluminum Co................................  8,251      96,289
    CF Industries Holdings, Inc........................  2,226     513,894
    Chase Corp.........................................    598      18,909
*   Chemtura Corp......................................  9,802     245,834
*   Clearwater Paper Corp..............................  1,919     109,287
#   Cliffs Natural Resources, Inc......................  8,970     173,300
*   Coeur Mining, Inc..................................  8,300      84,245
    Commercial Metals Co............................... 11,472     218,656
#   Compass Minerals International, Inc................  1,100      86,482
#*  Contango ORE, Inc..................................     20         220
*   Core Molding Technologies, Inc.....................    283       3,467
*   Crown Holdings, Inc................................  1,638      67,322
    Cytec Industries, Inc..............................  3,900     350,883
    Deltic Timber Corp.................................    681      43,795
    Domtar Corp........................................  2,479     266,269

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Dow Chemical Co. (The)............................. 16,952 $771,486
    Eagle Materials, Inc...............................  2,300  181,125
    Eastman Chemical Co................................  6,127  477,661
    Ecolab, Inc........................................  2,189  220,082
    EI du Pont de Nemours & Co.........................  6,981  425,911
*   Ferro Corp.........................................  3,200   40,256
#*  Flotek Industries, Inc.............................  2,800   60,228
    FMC Corp...........................................  1,560  110,183
    Freeport-McMoRan Copper & Gold, Inc................ 25,237  817,931
    Friedman Industries, Inc...........................    400    3,332
#   FutureFuel Corp....................................  2,972   48,622
#*  General Moly, Inc..................................  6,663    8,595
    Globe Specialty Metals, Inc........................  6,500  113,620
#*  Golden Minerals Co.................................    900      732
*   Graphic Packaging Holding Co....................... 23,446  222,737
    Greif, Inc. Class A................................  1,400   70,882
#   Greif, Inc. Class B................................  1,052   58,397
    Hawkins, Inc.......................................    817   28,767
    Haynes International, Inc..........................    794   40,605
    HB Fuller Co.......................................  5,405  251,765
#*  Headwaters, Inc....................................  3,100   34,472
#   Hecla Mining Co.................................... 24,464   74,126
#*  Horsehead Holding Corp.............................  4,750   72,770
    Huntsman Corp...................................... 15,818  346,731
    Innophos Holdings, Inc.............................  2,105   98,240
    Innospec, Inc......................................  2,596  111,213
    International Flavors & Fragrances, Inc............    900   78,012
    International Paper Co............................. 10,260  489,812
#*  Intrepid Potash, Inc...............................  5,959   87,597
#   Kaiser Aluminum Corp...............................  1,125   78,536
*   KapStone Paper and Packaging Corp..................  9,968  278,805
    KMG Chemicals, Inc.................................    783   12,262
    Koppers Holdings, Inc..............................    800   31,600
*   Kraton Performance Polymers, Inc...................  2,156   53,922
#   Kronos Worldwide, Inc..............................  4,154   64,304
*   Landec Corp........................................  2,183   23,467
*   Louisiana-Pacific Corp............................. 11,287  197,861
*   LSB Industries, Inc................................  1,632   54,036
    LyondellBasell Industries NV Class A...............  5,221  411,206
#   Martin Marietta Materials, Inc.....................  2,100  228,921
    Materion Corp......................................  2,000   53,140
#*  McEwen Mining, Inc.................................  4,528   11,773
    MeadWestvaco Corp.................................. 10,516  379,312
*   Mercer International, Inc..........................  3,933   36,734
    Minerals Technologies, Inc.........................  3,638  188,012
#*  Molycorp, Inc......................................    470    2,280
    Mosaic Co. (The)...................................  8,855  395,464
    Myers Industries, Inc..............................  3,823   73,210
    Neenah Paper, Inc..................................  1,808   78,540
#   NewMarket Corp.....................................    300  100,458
    Newmont Mining Corp................................ 12,455  269,028
    Noranda Aluminum Holding Corp......................  2,983    9,725
    Nucor Corp......................................... 12,549  606,744

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
#   Olin Corp..........................................  7,940 $204,137
    Olympic Steel, Inc.................................    600   16,614
*   OM Group, Inc......................................  1,766   57,112
*   OMNOVA Solutions, Inc..............................  5,202   47,026
*   Owens-Illinois, Inc................................  4,731  151,581
    Packaging Corp. of America.........................  1,700  109,820
*   Penford Corp.......................................    590    7,304
    PH Glatfelter Co...................................  2,300   71,277
    PolyOne Corp.......................................  7,273  258,628
    PPG Industries, Inc................................    766  139,688
    Praxair, Inc.......................................  1,600  199,552
    Quaker Chemical Corp...............................  1,400   96,754
    Reliance Steel & Aluminum Co.......................  4,804  336,040
    Rock Tenn Co. Class A..............................  3,440  349,091
    Rockwood Holdings, Inc.............................  4,389  300,778
#   Royal Gold, Inc....................................  2,400  134,256
    RPM International, Inc.............................  4,569  181,252
*   RTI International Metals, Inc......................  3,057   95,134
#   Schnitzer Steel Industries, Inc. Class A...........  2,700   71,334
    Scotts Miracle-Gro Co. (The) Class A...............  1,100   65,329
    Sealed Air Corp.................................... 11,888  370,787
    Sensient Technologies Corp.........................  4,178  204,388
    Sherwin-Williams Co. (The).........................    500   91,630
    Silgan Holdings, Inc...............................  2,100   96,243
    Sonoco Products Co.................................  6,242  258,294
    Steel Dynamics, Inc................................ 20,176  332,904
    Stepan Co..........................................  1,652  104,720
*   Stillwater Mining Co............................... 10,155  127,344
*   SunCoke Energy, Inc................................  5,065  112,342
*   Texas Industries, Inc..............................  2,079  156,382
    Tronox, Ltd. Class A...............................  2,966   65,133
*   United States Lime & Minerals, Inc.................    400   21,820
#   United States Steel Corp........................... 11,099  289,795
*   Universal Stainless & Alloy Products, Inc..........    500   15,870
#   US Silica Holdings, Inc............................  2,398   71,029
    Valspar Corp. (The)................................  1,101   77,378
#   Vulcan Materials Co................................  5,800  358,034
#   Walter Energy, Inc.................................    550    6,248
#   Wausau Paper Corp..................................  5,000   68,300
    Westlake Chemical Corp.............................  3,155  383,459
    Worthington Industries, Inc........................  6,391  259,091
*   WR Grace & Co......................................    800   75,456
    Zep, Inc...........................................  1,294   20,756

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
*   Zoltek Cos., Inc...................................   2,600 $    43,420
                                                                -----------
Total Materials........................................          21,817,520
                                                                -----------
Other -- (0.0%)
o*  Gerber Scientific, Inc. Escrow Shares..............   1,200          --
                                                                -----------
Real Estate Investment Trusts -- (0.0%)
    Parkway Properties, Inc............................   1,739      30,850
                                                                -----------
Telecommunication Services -- (2.1%)
*   8x8, Inc...........................................   1,219      12,361
#   Alteva.............................................     100         835
    AT&T, Inc.......................................... 146,555   4,883,213
    Atlantic Tele-Network, Inc.........................   1,279      74,502
*   Boingo Wireless, Inc...............................     638       3,860
*   Cbeyond, Inc.......................................   2,307      16,749
#   CenturyLink, Inc...................................  13,736     396,421
*   Cincinnati Bell, Inc...............................  10,767      37,254
    Cogent Communications Group, Inc...................   1,801      74,507
    Consolidated Communications Holdings, Inc..........   2,775      54,335
#   Frontier Communications Corp.......................  34,815     163,630
*   General Communication, Inc. Class A................   4,100      39,893
    HickoryTech Corp...................................   1,100      15,741
    IDT Corp. Class B..................................   2,468      41,956
    Inteliquent, Inc...................................   3,793      43,999
#*  Iridium Communications, Inc........................   4,837      30,667
*   Leap Wireless International, Inc...................   1,200      21,060
#*  Level 3 Communications, Inc........................   2,448      78,581
    Lumos Networks Corp................................   2,200      41,822
#*  NII Holdings, Inc..................................   4,601      13,849
    NTELOS Holdings Corp...............................   1,700      27,897
#*  ORBCOMM, Inc.......................................   4,550      31,395
*   Premiere Global Services, Inc......................   4,670      50,903
    PTGi Holding, Inc..................................     936       3,438
*   SBA Communications Corp. Class A...................   1,500     139,125
    Shenandoah Telecommunications Co...................   1,444      36,244
#*  Sprint Corp........................................  35,178     290,922
*   Straight Path Communications, Inc. Class B.........     984       8,108
    T-Mobile US, Inc...................................   6,705     204,972
    Telephone & Data Systems, Inc......................  10,022     270,794
*   tw telecom, Inc....................................   5,396     158,966
    United States Cellular Corp........................     700      31,003
    USA Mobility, Inc..................................   1,798      25,639
    Verizon Communications, Inc........................  45,675   2,193,313
*   Vonage Holdings Corp...............................  13,116      60,465
#   Windstream Holdings, Inc...........................  23,321     174,441
                                                                -----------
Total Telecommunication Services.......................           9,752,860
                                                                -----------
Utilities -- (2.0%)
    AES Corp...........................................   9,591     134,850
    AGL Resources, Inc.................................   1,319      63,022
    ALLETE, Inc........................................   1,900      94,962
    Alliant Energy Corp................................   1,175      61,053

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Utilities -- (Continued)
    Ameren Corp........................................  3,233 $122,337
    American Electric Power Co., Inc...................  2,611  127,443
    American States Water Co...........................  2,600   73,840
    American Water Works Co., Inc......................  1,982   84,374
    Aqua America, Inc..................................  5,141  123,127
    Artesian Resources Corp. Class A...................    400    9,004
    Atmos Energy Corp..................................  2,794  134,140
#   Avista Corp........................................  2,922   84,241
    Black Hills Corp...................................  3,248  178,088
#*  Cadiz, Inc.........................................    300    2,277
    California Water Service Group.....................  3,500   81,515
#*  Calpine Corp....................................... 17,289  328,145
    CenterPoint Energy, Inc............................  5,311  124,277
    Chesapeake Utilities Corp..........................    500   29,425
    Cleco Corp.........................................  1,772   86,580
    CMS Energy Corp....................................  3,000   83,370
#   Connecticut Water Service, Inc.....................    800   26,960
#   Consolidated Edison, Inc...........................  1,773   96,469
    Consolidated Water Co., Ltd........................    959   12,333
#   Delta Natural Gas Co., Inc.........................    591   12,305
    Dominion Resources, Inc............................  3,699  251,199
    DTE Energy Co......................................  2,100  143,262
    Duke Energy Corp...................................  4,898  345,897
#*  Dynegy, Inc........................................  3,200   65,152
    Edison International...............................  1,998   96,224
    El Paso Electric Co................................  3,000  109,290
    Empire District Electric Co. (The).................  2,837   65,109
    Entergy Corp.......................................  2,321  146,293
    Exelon Corp........................................  5,052  146,508
    FirstEnergy Corp...................................  2,100   66,129
#   Gas Natural, Inc...................................    700    6,419
#*  Genie Energy, Ltd. Class B.........................  1,601   16,010
    Great Plains Energy, Inc...........................  4,324  106,716
#   Hawaiian Electric Industries, Inc..................  4,869  126,691
#   IDACORP, Inc.......................................  2,600  137,098
    Integrys Energy Group, Inc.........................  2,195  119,276
    ITC Holdings Corp..................................  1,543  159,701
    Laclede Group, Inc. (The)..........................  2,192  100,591
    MDU Resources Group, Inc...........................  2,781   89,103
#   MGE Energy, Inc....................................  1,509   85,922
    Middlesex Water Co.................................    748   14,885
#   National Fuel Gas Co...............................    800   60,288
    New Jersey Resources Corp..........................  2,755  125,628
    NextEra Energy, Inc................................  2,771  254,738
    NiSource, Inc......................................  3,585  123,216
    Northeast Utilities................................  3,924  171,871
#   Northwest Natural Gas Co...........................  1,777   73,852
    NorthWestern Corp..................................  2,782  125,774
    NRG Energy, Inc.................................... 16,562  461,252
    OGE Energy Corp....................................  2,000   68,140
    Ormat Technologies, Inc............................  2,600   64,090
#   Otter Tail Corp....................................  2,643   73,581
#   Pepco Holdings, Inc................................  2,789   54,190

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Utilities -- (Continued)
      PG&E Corp........................................     2,979 $    125,565
      Piedmont Natural Gas Co., Inc....................     2,461       81,262
      Pinnacle West Capital Corp.......................     1,600       84,208
      PNM Resources, Inc...............................     5,540      136,561
#     Portland General Electric Co.....................     5,000      150,900
      PPL Corp.........................................     3,311      101,217
      Public Service Enterprise Group, Inc.............     3,305      110,189
      Questar Corp.....................................     5,160      120,331
      RGC Resources, Inc...............................       100        1,888
#     SCANA Corp.......................................     1,702       80,454
      Sempra Energy....................................     1,253      116,166
      SJW Corp.........................................     1,548       44,288
#     South Jersey Industries, Inc.....................     2,186      116,601
      Southern Co. (The)...............................     5,658      233,336
      Southwest Gas Corp...............................     3,200      171,936
#     TECO Energy, Inc.................................     5,900       96,642
      UGI Corp.........................................    10,085      437,588
#     UIL Holdings Corp................................     3,390      131,091
      Unitil Corp......................................     1,246       37,928
#     UNS Energy Corp..................................     1,844      110,419
      Vectren Corp.....................................     2,548       93,053
#     Westar Energy, Inc...............................     3,393      112,546
      WGL Holdings, Inc................................     1,871       70,686
#     Wisconsin Energy Corp............................     2,570      109,662
      Xcel Energy, Inc.................................     6,312      182,480
      York Water Co....................................       462        9,411
                                                                  ------------
Total Utilities........................................              9,294,640
                                                                  ------------
TOTAL COMMON STOCKS....................................            413,117,558
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16..       732           --
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves,
        0.060%.........................................   315,364      315,364
                                                                  ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ---------
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@  DFA Short Term Investment Fund................... 4,554,525   52,695,850
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $347,932,739)^^....           $466,128,772
                                                                  ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   ---------------------------------------------
                                     LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 57,616,277          --   --    $ 57,616,277
   Consumer Staples...............   21,028,999          --   --      21,028,999
   Energy.........................   53,150,283          --   --      53,150,283
   Financials.....................   96,873,882          --   --      96,873,882
   Health Care....................   12,605,349          --   --      12,605,349
   Industrials....................   55,063,105          --   --      55,063,105
   Information Technology.........   75,883,793          --   --      75,883,793
   Materials......................   21,817,520          --   --      21,817,520
   Other..........................           --          --   --              --
   Real Estate Investment Trusts..       30,850          --   --          30,850
   Telecommunication Services.....    9,752,860          --   --       9,752,860
   Utilities......................    9,294,640          --   --       9,294,640
Rights/Warrants...................           --          --   --              --
Temporary Cash Investments........      315,364          --   --         315,364
Securities Lending Collateral.....           -- $52,695,850   --      52,695,850
                                   ------------ -----------   --    ------------
TOTAL............................. $413,432,922 $52,695,850   --    $466,128,772
                                   ============ ===========   ==    ============

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ ----------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (12.9%)
*   1-800-Flowers.com, Inc. Class A....................   900  $    4,536
#   Aaron's, Inc....................................... 3,200      86,048
#   Abercrombie & Fitch Co. Class A.................... 2,903     102,708
    Advance Auto Parts, Inc............................   800      91,848
#*  Aeropostale, Inc................................... 1,900      13,395
    AH Belo Corp. Class A..............................   200       1,598
    Allison Transmission Holdings, Inc................. 1,773      50,938
*   Amazon.com, Inc.................................... 4,437   1,591,508
*   AMC Networks, Inc. Class A......................... 2,397     154,463
#*  America's Car-Mart, Inc............................   200       7,710
#*  American Apparel, Inc.............................. 1,450       1,430
#*  American Axle & Manufacturing Holdings, Inc........ 2,724      50,721
#   American Eagle Outfitters, Inc..................... 5,331      72,128
#*  American Public Education, Inc.....................   300      12,699
#*  ANN, Inc........................................... 1,972      63,774
*   Apollo Education Group, Inc. Class A............... 2,326      75,107
    Arctic Cat, Inc....................................   500      21,170
*   Asbury Automotive Group, Inc....................... 1,271      59,762
*   Ascena Retail Group, Inc........................... 7,600     142,576
#*  Ascent Capital Group, Inc. Class A.................   600      42,930
#   Autoliv, Inc....................................... 3,097     280,805
#*  AutoNation, Inc.................................... 2,800     138,292
*   AutoZone, Inc......................................   500     247,530
#*  Bally Technologies, Inc............................   400      29,328
    Bassett Furniture Industries, Inc..................   500       7,050
    bebe stores, Inc................................... 3,649      18,136
*   Bed Bath & Beyond, Inc............................. 1,300      83,005
    Best Buy Co., Inc.................................. 9,747     229,444
    Big 5 Sporting Goods Corp..........................   911      15,633
#*  Big Lots, Inc...................................... 3,000      80,370
#*  BJ's Restaurants, Inc..............................   928      26,318
#*  Blue Nile, Inc.....................................   271      11,669
#   Blyth, Inc.........................................   400       3,752
    Bob Evans Farms, Inc............................... 1,100      55,275
*   Books-A-Million, Inc...............................   300         693
#   BorgWarner, Inc.................................... 5,800     311,460
*   Bridgepoint Education, Inc.........................   960      16,685
    Brinker International, Inc......................... 1,128      54,550
    Brown Shoe Co., Inc................................ 2,300      54,464
#   Brunswick Corp..................................... 1,595      66,129
#   Buckle, Inc. (The).................................   933      41,351
*   Buffalo Wild Wings, Inc............................   600      85,116
*   Build-A-Bear Workshop, Inc.........................   500       4,365
#*  Cabela's, Inc...................................... 1,758     117,540
#   Cablevision Systems Corp. Class A.................. 4,559      73,126
*   Cache, Inc.........................................   271       1,371
#   Callaway Golf Co................................... 2,913      23,799
*   Cambium Learning Group, Inc........................   900       1,710
#   Capella Education Co...............................   200      12,478
#*  CarMax, Inc........................................ 3,498     157,795
#*  Carmike Cinemas, Inc...............................   957      25,944

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
#   Carriage Services, Inc.............................    182 $    3,895
*   Carrols Restaurant Group, Inc......................    100        609
    Carter's, Inc......................................  1,900    127,775
    Cato Corp. (The) Class A...........................  1,071     29,945
*   Cavco Industries, Inc..............................    300     23,436
    CBS Corp. Class A..................................    300     17,601
    CBS Corp. Class B..................................  5,410    317,675
    CEC Entertainment, Inc.............................    712     38,420
#*  Central European Media Enterprises, Ltd. Class A...  2,252      6,688
#*  Charter Communications, Inc. Class A...............    941    128,917
    Cheesecake Factory, Inc. (The).....................  2,000     89,080
#   Chico's FAS, Inc...................................  5,465     90,719
#*  Children's Place Retail Stores, Inc. (The).........    980     51,617
*   Chipotle Mexican Grill, Inc........................    500    275,980
#   Choice Hotels International, Inc...................  1,324     64,254
*   Christopher & Banks Corp...........................    600      4,284
    Churchill Downs, Inc...............................    195     17,376
    Cinemark Holdings, Inc.............................  4,200    123,102
*   Citi Trends, Inc...................................    400      6,400
    Clear Channel Outdoor Holdings, Inc. Class A.......  2,200     20,790
#   Coach, Inc.........................................  2,000     95,780
#*  Coldwater Creek, Inc...............................    290        255
#   Collectors Universe, Inc...........................    299      5,977
#   Columbia Sportswear Co.............................  1,300     96,655
    Comcast Corp. Class A.............................. 31,728  1,727,590
    Comcast Corp. Special Class A......................  7,800    408,330
#*  Conn's, Inc........................................  1,344     81,594
#   Cooper Tire & Rubber Co............................  1,175     27,495
    Core-Mark Holding Co., Inc.........................    351     26,553
    Cracker Barrel Old Country Store, Inc..............    836     82,772
*   Crocs, Inc.........................................  2,687     41,245
    CSS Industries, Inc................................    242      6,486
    CST Brands, Inc....................................    109      3,480
    CTC Media, Inc.....................................  5,082     58,240
    Culp, Inc..........................................    400      8,084
*   Cumulus Media, Inc. Class A........................  3,298     22,064
#   Dana Holding Corp..................................  1,977     37,405
#   Darden Restaurants, Inc............................  2,600    128,544
#*  Deckers Outdoor Corp...............................  1,578    123,005
#*  dELiA*s, Inc.......................................    400        296
    Delphi Automotive P.L.C............................  2,900    176,581
#*  Delta Apparel, Inc.................................    231      3,738
    Destination Maternity Corp.........................    800     21,464
#*  Destination XL Group, Inc..........................    900      4,842
    DeVry Education Group, Inc.........................  2,799    101,156
    Dick's Sporting Goods, Inc.........................  1,400     73,500
#*  Digital Generation, Inc............................  1,000     13,500
    Dillard's, Inc. Class A............................  1,893    165,259
    DineEquity, Inc....................................    900     70,029
*   DIRECTV............................................  4,985    346,109
*   Discovery Communications, Inc. Class A.............  1,700    135,626
*   Discovery Communications, Inc. Class C.............  2,074    152,895
*   DISH Network Corp. Class A.........................  1,900    107,122

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Dollar General Corp................................  3,482 $196,106
*   Dollar Tree, Inc...................................  3,078  155,501
    Domino's Pizza, Inc................................  2,051  144,821
*   Dorman Products, Inc...............................  1,223   63,792
#   DR Horton, Inc..................................... 11,461  269,104
#*  DreamWorks Animation SKG, Inc. Class A.............  3,248  109,588
    Drew Industries, Inc...............................    700   33,663
    DSW, Inc. Class A..................................  2,970  111,820
#   Dunkin' Brands Group, Inc..........................  2,900  134,937
#*  Education Management Corp..........................     49      340
    Einstein Noah Restaurant Group, Inc................    414    6,318
*   Emerson Radio Corp.................................    900    1,962
#*  Entercom Communications Corp. Class A..............  1,037    9,779
    Entravision Communications Corp. Class A...........  1,600    9,648
#   Ethan Allen Interiors, Inc.........................    979   24,710
*   EW Scripps Co. Class A.............................  1,807   33,267
    Expedia, Inc.......................................  1,882  122,292
*   Express, Inc.......................................  3,385   58,628
    Family Dollar Stores, Inc..........................  1,000   61,820
#*  Federal-Mogul Corp.................................  2,329   41,643
*   Fiesta Restaurant Group, Inc.......................    521   22,387
*   Fifth & Pacific Cos., Inc..........................  5,827  167,235
    Finish Line, Inc. (The) Class A....................  1,800   46,170
    Foot Locker, Inc...................................  5,251  202,689
    Ford Motor Co...................................... 29,700  444,312
*   Fossil Group, Inc..................................  1,049  117,310
    Fred's, Inc. Class A...............................    874   15,278
*   FTD Cos., Inc......................................    755   23,405
#*  Fuel Systems Solutions, Inc........................    700    8,603
*   G-III Apparel Group, Ltd...........................  1,013   70,880
*   Gaiam, Inc. Class A................................    700    4,753
#   GameStop Corp. Class A.............................  6,970  244,438
#*  Gaming Partners International Corp.................    100      817
    Gannett Co., Inc...................................  7,622  209,834
    Gap, Inc. (The)....................................  7,581  288,684
#   Garmin, Ltd........................................  4,900  220,745
*   Geeknet, Inc.......................................     50      890
*   General Motors Co..................................  9,600  346,368
*   Genesco, Inc.......................................    902   63,338
    Gentex Corp........................................  3,224  104,425
*   Gentherm, Inc......................................  1,200   30,576
    Genuine Parts Co...................................  2,000  164,500
    GNC Holdings, Inc. Class A.........................  1,881   96,138
#   Goodyear Tire & Rubber Co. (The)...................  5,000  118,300
    Gordmans Stores, Inc...............................    317    2,289
    Graham Holdings Co. Class B........................    200  125,212
*   Grand Canyon Education, Inc........................    503   22,041
*   Gray Television, Inc...............................  2,313   26,322
#   Group 1 Automotive, Inc............................    800   48,904
#*  Groupon, Inc....................................... 17,800  186,188
#   Guess?, Inc........................................  2,614   73,323
    H&R Block, Inc.....................................  2,460   74,784
    Hanesbrands, Inc...................................  4,273  303,981

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
    Harley-Davidson, Inc...............................  2,881 $177,729
    Harman International Industries, Inc...............  2,612  270,159
    Harte-Hanks, Inc...................................  1,956   13,399
#   Hasbro, Inc........................................  3,114  152,960
    Haverty Furniture Cos., Inc........................    900   25,038
*   Helen of Troy, Ltd.................................  1,346   74,084
#*  Hibbett Sports, Inc................................    400   24,004
    Hillenbrand, Inc...................................    840   22,739
    Home Depot, Inc. (The).............................  3,628  278,812
#*  HomeAway, Inc......................................  2,300   93,978
#   Hooker Furniture Corp..............................    300    4,545
    HSN, Inc...........................................  1,155   63,259
*   Hyatt Hotels Corp. Class A.........................  1,252   59,833
#*  Iconix Brand Group, Inc............................  3,188  118,594
    International Game Technology......................  5,400   77,922
#   International Speedway Corp. Class A...............    400   13,428
    Interpublic Group of Cos., Inc. (The)..............  8,900  145,248
    Interval Leisure Group, Inc........................  1,171   30,914
#*  iRobot Corp........................................  1,368   48,345
*   Isle of Capri Casinos, Inc.........................    339    3,241
#*  ITT Educational Services, Inc......................    500   14,700
*   Jack in the Box, Inc...............................  1,660   83,946
#   JAKKS Pacific, Inc.................................    496    2,857
*   Jarden Corp........................................    750   45,338
#*  JC Penney Co., Inc.................................  8,024   47,502
#   John Wiley & Sons, Inc. Class A....................  1,900  102,866
    Johnson Controls, Inc.............................. 10,887  502,108
    Jones Group, Inc. (The)............................  4,566   67,348
#*  Jos A Bank Clothiers, Inc..........................  1,100   61,842
*   Journal Communications, Inc. Class A...............  1,300   10,361
#   KB Home............................................  3,690   71,365
*   Kid Brands, Inc....................................    500      480
*   Kirkland's, Inc....................................    500    9,415
#   Kohl's Corp........................................  8,791  445,088
    L Brands, Inc......................................  4,900  256,564
    La-Z-Boy, Inc......................................  2,044   55,024
*   Lamar Advertising Co. Class A......................  3,062  148,997
    Las Vegas Sands Corp...............................  3,041  232,697
#*  LeapFrog Enterprises, Inc..........................  1,600   11,392
    Lear Corp..........................................  1,813  131,134
#   Leggett & Platt, Inc...............................  5,817  174,626
#   Lennar Corp. Class A...............................  5,400  216,864
    Lennar Corp. Class B...............................  1,600   52,384
*   Libbey, Inc........................................    300    6,462
*   Liberty Global P.L.C. Class A......................  2,867  229,159
*   Liberty Global P.L.C. Series C.....................  3,692  292,886
*   Liberty Interactive Corp. Class A.................. 16,483  440,261
*   Liberty Media Corp. Class A........................  4,635  609,920
*   Liberty Media Corp. Class B........................     17    2,243
*   Liberty Ventures Series A..........................  1,374  159,384
#*  Life Time Fitness, Inc.............................  1,000   41,160
    Lifetime Brands, Inc...............................    500    7,710
#*  LIN Media LLC Class A..............................  1,100   27,181

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
#   Lions Gate Entertainment Corp......................  2,125 $ 68,701
    Lithia Motors, Inc. Class A........................    900   50,661
*   Live Nation Entertainment, Inc.....................  8,415  178,987
*   LKQ Corp...........................................  8,810  238,487
*   Loral Space & Communications, Inc..................    620   46,097
    Lowe's Cos., Inc................................... 12,513  579,227
#*  Lululemon Athletica, Inc...........................  1,667   76,165
#*  Lumber Liquidators Holdings, Inc...................    594   52,860
*   M/I Homes, Inc.....................................    700   17,213
    Macy's, Inc........................................  9,700  516,040
*   Madison Square Garden Co. (The) Class A............  2,781  161,381
    Marcus Corp. (The).................................    300    3,918
    Marine Products Corp...............................    700    5,607
*   MarineMax, Inc.....................................    700   10,325
    Marriott International, Inc. Class A...............  7,025  346,332
*   Marriott Vacations Worldwide Corp..................    574   27,483
#*  Martha Stewart Living Omnimedia Class A............    700    2,793
    Mattel, Inc........................................  4,787  181,140
    Matthews International Corp. Class A...............    400   17,008
#*  McClatchy Co. (The) Class A........................  2,425   11,058
    McDonald's Corp....................................  4,200  395,514
#   MDC Holdings, Inc..................................    618   19,090
#*  Media General, Inc. Class A........................    600   10,698
    Men's Wearhouse, Inc. (The)........................  2,900  139,316
    Meredith Corp......................................  1,642   75,171
*   Meritage Homes Corp................................  1,400   67,998
*   MGM Resorts International.......................... 21,410  521,548
*   Michael Kors Holdings, Ltd.........................  1,911  152,746
*   Mohawk Industries, Inc.............................  3,800  540,284
    Monro Muffler Brake, Inc...........................  1,075   59,673
#   Morningstar, Inc...................................  1,663  128,384
*   Motorcar Parts of America, Inc.....................    440    8,857
    Movado Group, Inc..................................    805   30,389
*   Murphy USA, Inc....................................  1,546   59,892
    NACCO Industries, Inc. Class A.....................    300   17,712
*   Nathan's Famous, Inc...............................    200    9,786
    National CineMedia, Inc............................  2,017   37,678
*   Nautilus, Inc......................................    913    7,779
*   Netflix, Inc.......................................    600  245,598
*   New York & Co., Inc................................  1,300    5,889
#   New York Times Co. (The) Class A...................  6,900   97,566
    Newell Rubbermaid, Inc.............................  5,578  172,360
*   News Corp. Class A.................................  7,731  123,387
#*  News Corp. Class B.................................  2,775   43,318
    Nexstar Broadcasting Group, Inc. Class A...........  1,069   51,365
    NIKE, Inc. Class B................................. 10,988  800,476
#   Nordstrom, Inc.....................................  2,800  160,860
    Nutrisystem, Inc...................................    400    5,688
*   NVR, Inc...........................................    200  230,682
*   O'Reilly Automotive, Inc...........................  1,133  148,400
#*  Office Depot, Inc.................................. 24,090  117,800
    Omnicom Group, Inc.................................  3,867  280,667
*   Orbitz Worldwide, Inc..............................  1,593   11,470

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Orient-Express Hotels, Ltd. Class A................  1,409 $ 19,951
#*  Outerwall, Inc.....................................  1,100   70,741
#*  Overstock.com, Inc.................................    299    6,297
    Oxford Industries, Inc.............................    800   60,376
*   Pacific Sunwear of California, Inc.................  1,600    4,608
#*  Panera Bread Co. Class A...........................    200   33,814
    Papa John's International, Inc.....................    894   43,028
*   Penn National Gaming, Inc..........................  1,320   15,484
    Penske Automotive Group, Inc.......................  3,300  141,603
*   Pep Boys-Manny, Moe & Jack (The)...................  1,600   19,104
*   Perry Ellis International, Inc.....................    600    9,402
#   PetMed Express, Inc................................    500    6,615
#   PetSmart, Inc......................................  1,100   69,300
    Pier 1 Imports, Inc................................  3,100   59,241
#   Polaris Industries, Inc............................  1,192  149,238
#   Pool Corp..........................................    800   43,344
*   Popeyes Louisiana Kitchen, Inc.....................    391   15,738
*   priceline.com, Inc.................................    300  343,467
    PulteGroup, Inc....................................  7,069  143,642
    PVH Corp...........................................  4,166  503,544
#*  Quiksilver, Inc....................................  6,800   47,940
*   Radio One, Inc. Class D............................    897    4,934
#*  RadioShack Corp....................................  1,955    4,692
    Ralph Lauren Corp..................................    500   78,445
*   Red Lion Hotels Corp...............................    171      992
#*  Red Robin Gourmet Burgers, Inc.....................    500   32,215
#   Regal Entertainment Group Class A..................  4,994   97,383
    Regis Corp.........................................    798    9,839
    Rent-A-Center, Inc.................................  2,336   58,260
*   Rentrak Corp.......................................    200   11,416
    RG Barry Corp......................................    400    7,084
    Ross Stores, Inc...................................  2,000  135,820
    Royal Caribbean Cruises, Ltd.......................  3,048  151,181
*   Ruby Tuesday, Inc..................................  1,112    6,227
    Ruth's Hospitality Group, Inc......................  1,400   18,326
#   Ryland Group, Inc. (The)...........................  1,600   71,424
    Saga Communications, Inc. Class A..................    133    6,562
    Salem Communications Corp. Class A.................    400    3,440
*   Sally Beauty Holdings, Inc.........................  3,806  108,014
#   Scholastic Corp....................................    800   26,392
#*  Scientific Games Corp. Class A.....................  1,408   19,825
    Scripps Networks Interactive, Inc. Class A.........  1,500  108,780
#*  Sears Holdings Corp................................  3,684  133,987
*   Select Comfort Corp................................    800   13,096
    Service Corp. International/US.....................  3,943   69,791
*   Shiloh Industries, Inc.............................    200    3,016
#   Shoe Carnival, Inc.................................    870   21,489
#*  Shutterfly, Inc....................................  1,200   56,832
#   Signet Jewelers, Ltd...............................  2,511  199,750
#   Sinclair Broadcast Group, Inc. Class A.............  1,200   37,704
#*  Sirius XM Holdings, Inc............................ 36,864  131,973
#   Six Flags Entertainment Corp.......................  3,240  116,284
*   Skechers U.S.A., Inc. Class A......................  1,833   52,955

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
*   Skullcandy, Inc....................................    764 $    5,577
*   Skyline Corp.......................................    100        650
#   Sonic Automotive, Inc. Class A.....................  1,500     33,645
*   Sonic Corp.........................................  1,000     17,790
#   Sotheby's..........................................    920     44,086
    Speedway Motorsports, Inc..........................    339      6,495
#   Stage Stores, Inc..................................    891     17,464
#   Standard Motor Products, Inc.......................    900     29,439
#*  Standard Pacific Corp..............................  7,538     66,334
*   Stanley Furniture Co., Inc.........................    264      1,003
#   Staples, Inc....................................... 26,269    345,700
    Starbucks Corp.....................................  9,600    682,752
    Starwood Hotels & Resorts Worldwide, Inc...........  2,955    220,768
*   Starz..............................................  4,635    129,687
*   Starz Class B......................................     17        475
#   Stein Mart, Inc....................................  1,256     15,549
*   Steiner Leisure, Ltd...............................    252     12,351
*   Steven Madden, Ltd.................................  3,453    112,533
*   Stoneridge, Inc....................................    400      4,552
*   Strayer Education, Inc.............................    203      7,097
#   Sturm Ruger & Co., Inc.............................    489     37,247
*   Systemax, Inc......................................    600      6,786
    Target Corp........................................  6,900    390,816
#*  Tempur Sealy International, Inc....................  1,100     54,219
*   Tenneco, Inc.......................................    400     22,736
#*  Tesla Motors, Inc..................................  1,700    308,397
    Texas Roadhouse, Inc...............................  2,219     53,811
    Thor Industries, Inc...............................  1,400     71,918
    Tiffany & Co.......................................  3,178    264,378
    Time Warner Cable, Inc.............................  3,936    524,551
    Time Warner, Inc................................... 22,360  1,404,879
    TJX Cos., Inc......................................  9,000    516,240
    Town Sports International Holdings, Inc............    600      6,546
    Tractor Supply Co..................................  2,400    159,624
*   Trans World Entertainment Corp.....................  1,000      3,960
#*  TripAdvisor, Inc...................................  1,600    123,504
*   TRW Automotive Holdings Corp.......................  3,360    249,144
#*  Tuesday Morning Corp...............................  1,000     13,140
    Tupperware Brands Corp.............................  2,350    184,146
    Twenty-First Century Fox, Inc. Class A............. 30,924    984,002
    Twenty-First Century Fox, Inc. Class B.............  8,700    271,788
*   Ulta Salon Cosmetics & Fragrance, Inc..............    900     77,139
#*  Under Armour, Inc. Class A.........................  1,400    151,354
*   Unifi, Inc.........................................    690     16,001
*   Universal Electronics, Inc.........................    755     26,984
#*  UQM Technologies, Inc..............................    252        441
*   Urban Outfitters, Inc..............................    700     25,074
#*  US Auto Parts Network, Inc.........................    600      1,500
    Vail Resorts, Inc..................................    575     39,186
#   Valassis Communications, Inc.......................  1,566     53,244
#*  Valuevision Media, Inc. Class A....................    500      3,085
*   Vera Bradley, Inc..................................    856     20,561
    VF Corp............................................  5,856    342,283

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Viacom, Inc. Class A...............................    400 $    32,952
    Viacom, Inc. Class B...............................  5,161     423,718
*   Visteon Corp.......................................    629      50,955
*   Vitamin Shoppe, Inc................................    676      30,298
*   VOXX International Corp............................    518       6,905
    Walt Disney Co. (The).............................. 23,614   1,714,613
#   Weight Watchers International, Inc.................  1,686      45,573
#   Wendy's Co. (The).................................. 14,715     133,465
*   West Marine, Inc...................................    591       7,736
*   Wet Seal, Inc. (The) Class A.......................  3,500       8,365
    Whirlpool Corp.....................................  3,000     399,900
#   Williams-Sonoma, Inc...............................  4,117     224,459
*   Winnebago Industries, Inc..........................    898      21,516
#   Wolverine World Wide, Inc..........................  3,000      83,700
    World Wrestling Entertainment, Inc. Class A........  1,025      24,795
    Wyndham Worldwide Corp.............................  3,300     234,102
    Yum! Brands, Inc...................................  2,287     153,572
*   Zale Corp..........................................    300       4,536
#*  Zumiez, Inc........................................  1,100      23,672
                                                               -----------
Total Consumer Discretionary...........................         45,200,411
                                                               -----------
Consumer Staples -- (6.3%)
#   Alico, Inc.........................................    229       8,363
    Altria Group, Inc.................................. 23,700     834,714
    Andersons, Inc. (The)..............................    545      45,093
    Archer-Daniels-Midland Co..........................  7,539     297,640
    Avon Products, Inc.................................  8,406     125,165
    B&G Foods, Inc.....................................  1,781      58,363
    Beam, Inc..........................................  3,764     313,541
*   Boston Beer Co., Inc. (The) Class A................    200      41,662
*   Boulder Brands, Inc................................  2,449      35,119
    Brown-Forman Corp. Class B.........................  1,950     150,150
    Bunge, Ltd.........................................  2,000     151,520
#   Cal-Maine Foods, Inc...............................    600      30,228
#   Calavo Growers, Inc................................    440      13,367
#   Campbell Soup Co...................................  6,013     247,796
    Casey's General Stores, Inc........................  1,582     108,636
*   Central Garden and Pet Co..........................    300       1,938
#*  Central Garden and Pet Co. Class A.................    500       3,120
#*  Chefs' Warehouse, Inc. (The).......................    407       9,609
*   Chiquita Brands International, Inc.................  1,200      12,696
    Church & Dwight Co., Inc...........................  2,600     167,908
#   Clorox Co. (The)...................................  2,648     233,739
    Coca-Cola Bottling Co. Consolidated................    130       8,876
    Coca-Cola Co. (The)................................ 30,130   1,139,517
    Coca-Cola Enterprises, Inc.........................  7,928     343,203
    Colgate-Palmolive Co............................... 12,548     768,314
    ConAgra Foods, Inc.................................  7,264     230,922
*   Constellation Brands, Inc. Class A.................  5,918     453,733
    Costco Wholesale Corp..............................  7,202     809,217
#*  Craft Brew Alliance, Inc...........................    500       7,560
*   Crimson Wine Group, Ltd............................    265       2,176
    CVS Caremark Corp.................................. 27,329   1,850,720

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
*   Darling International, Inc.........................  4,268 $   83,482
*   Dean Foods Co......................................  4,921     77,752
    Dr Pepper Snapple Group, Inc.......................  3,900    186,732
#*  Elizabeth Arden, Inc...............................    900     24,408
    Energizer Holdings, Inc............................  2,528    238,896
    Estee Lauder Cos., Inc. (The) Class A..............  3,800    261,212
    Flowers Foods, Inc.................................  7,920    165,924
    Fresh Del Monte Produce, Inc.......................  1,837     48,607
#*  Fresh Market, Inc. (The)...........................    935     32,688
    General Mills, Inc.................................  7,297    350,402
#   Green Mountain Coffee Roasters, Inc................  3,350    271,350
*   Hain Celestial Group, Inc. (The)...................  1,127    103,560
#   Herbalife, Ltd.....................................  1,000     64,370
    Hershey Co. (The)..................................  1,500    149,100
    Hillshire Brands Co................................  2,894    103,084
    Hormel Foods Corp..................................  4,198    190,757
#   Ingles Markets, Inc. Class A.......................    687     18,673
    Ingredion, Inc.....................................  1,760    109,648
    Inter Parfums, Inc.................................    866     28,180
    J&J Snack Foods Corp...............................    600     52,860
    JM Smucker Co. (The)...............................  3,279    316,063
    John B Sanfilippo & Son, Inc.......................     84      1,945
    Kellogg Co.........................................  3,200    185,536
    Kimberly-Clark Corp................................  2,920    319,360
    Kraft Foods Group, Inc.............................  7,461    390,583
    Kroger Co. (The)...................................  6,508    234,939
    Lancaster Colony Corp..............................  1,037     90,136
    Lorillard, Inc.....................................  3,373    166,019
*   Mannatech, Inc.....................................     15        230
    McCormick & Co., Inc...............................  2,576    165,328
    Mead Johnson Nutrition Co..........................  1,736    133,481
#*  Medifast, Inc......................................    500     13,265
    Molson Coors Brewing Co. Class B...................  4,789    252,093
    Mondelez International, Inc. Class A............... 25,986    851,041
*   Monster Beverage Corp..............................  2,009    136,411
#*  National Beverage Corp.............................    800     16,584
    Nu Skin Enterprises, Inc. Class A..................    600     51,090
    Oil-Dri Corp. of America...........................    202      6,939
*   Pantry, Inc. (The).................................    441      6,443
    PepsiCo, Inc....................................... 16,635  1,336,788
    Philip Morris International, Inc................... 11,407    891,343
*   Pilgrim's Pride Corp...............................  3,106     51,963
*   Post Holdings, Inc.................................  1,326     70,981
    Pricesmart, Inc....................................    446     40,541
    Procter & Gamble Co. (The)......................... 27,571  2,112,490
    Reliv International, Inc...........................    400        872
*   Revlon, Inc. Class A...............................  1,321     31,017
    Reynolds American, Inc.............................  5,600    271,600
*   Rite Aid Corp...................................... 18,583    103,136
    Safeway, Inc....................................... 10,882    339,954
#   Sanderson Farms, Inc...............................    800     59,480
*   Seneca Foods Corp. Class A.........................    129      3,750
    Snyders-Lance, Inc.................................  2,204     58,869

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    Spartan Stores, Inc................................    710 $    16,039
    Spectrum Brands Holdings, Inc......................  2,061     155,090
#*  Susser Holdings Corp...............................    919      56,041
    Sysco Corp.........................................  6,009     210,796
#   Tootsie Roll Industries, Inc.......................  1,309      39,715
*   TreeHouse Foods, Inc...............................  1,364      89,806
*   United Natural Foods, Inc..........................  1,311      88,584
#*  USANA Health Sciences, Inc.........................    400      23,948
    Wal-Mart Stores, Inc...............................  6,304     470,783
    Walgreen Co........................................ 14,338     822,284
    WD-40 Co...........................................    400      27,492
    Weis Markets, Inc..................................    606      29,827
*   WhiteWave Foods Co. Class A........................  6,094     147,536
    Whole Foods Market, Inc............................  7,000     365,820
                                                               -----------
Total Consumer Staples.................................         22,320,321
                                                               -----------
Energy -- (9.0%)
    Adams Resources & Energy, Inc......................    200      13,304
    Alon USA Energy, Inc...............................  2,719      42,715
#*  Alpha Natural Resources, Inc....................... 11,598      65,877
    Anadarko Petroleum Corp............................  6,803     548,934
    Apache Corp........................................  6,212     498,575
#*  Approach Resources, Inc............................  1,205      24,208
#   Arch Coal, Inc..................................... 12,669      53,717
*   Atwood Oceanics, Inc...............................  3,461     164,051
    Baker Hughes, Inc..................................  8,936     506,135
#*  Basic Energy Services, Inc.........................  1,715      29,378
*   Bill Barrett Corp..................................  2,201      61,650
    Bolt Technology Corp...............................    800      17,336
#*  Bonanza Creek Energy, Inc..........................  1,872      76,209
#*  BPZ Resources, Inc.................................  3,512       7,024
    Bristow Group, Inc.................................  1,857     133,314
#*  C&J Energy Services, Inc...........................  2,419      56,556
    Cabot Oil & Gas Corp............................... 10,800     431,784
#*  Cal Dive International, Inc........................  2,777       4,554
*   Callon Petroleum Co................................  1,690      11,408
*   Cameron International Corp.........................  3,374     202,339
#   CARBO Ceramics, Inc................................    700      80,584
*   Carrizo Oil & Gas, Inc.............................  2,023      83,145
#*  Cheniere Energy, Inc...............................  4,199     184,504
    Chesapeake Energy Corp............................. 18,304     492,561
    Chevron Corp....................................... 19,201   2,143,408
    Cimarex Energy Co..................................  3,158     309,421
*   Clayton Williams Energy, Inc.......................    300      20,706
#*  Clean Energy Fuels Corp............................  2,990      35,671
*   Cloud Peak Energy, Inc.............................  2,566      48,061
*   Cobalt International Energy, Inc...................  4,850      79,394
#   Comstock Resources, Inc............................  2,145      36,787
*   Concho Resources, Inc..............................  3,500     342,265
    ConocoPhillips..................................... 16,215   1,053,164
#   CONSOL Energy, Inc.................................  6,139     229,292
*   Contango Oil & Gas Co..............................    759      31,848
#*  Continental Resources, Inc.........................  1,100     121,220

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
    Core Laboratories NV...............................    800 $  143,136
#   Crosstex Energy, Inc...............................  2,100     78,750
*   Dawson Geophysical Co..............................    300      9,711
    Delek US Holdings, Inc.............................  2,589     78,447
*   Denbury Resources, Inc............................. 13,018    209,199
    Devon Energy Corp..................................  6,504    385,167
#   DHT Holdings, Inc..................................    612      5,025
#   Diamond Offshore Drilling, Inc.....................  3,884    188,529
#*  Double Eagle Petroleum Co..........................    400        868
*   Dresser-Rand Group, Inc............................  2,700    153,900
*   Dril-Quip, Inc.....................................  1,320    132,739
#*  Endeavour International Corp.......................  1,675     11,038
    Energen Corp.......................................  2,564    181,326
#   Energy XXI Bermuda, Ltd............................  3,420     78,489
*   ENGlobal Corp......................................    600        912
    EOG Resources, Inc.................................  4,564    754,155
*   EPL Oil & Gas, Inc.................................  1,850     49,710
    EQT Corp...........................................  2,610    242,234
*   Era Group, Inc.....................................    900     26,361
    Evolution Petroleum Corp...........................    400      5,264
*   Exterran Holdings, Inc.............................  3,388    117,699
    Exxon Mobil Corp................................... 37,767  3,480,607
*   FMC Technologies, Inc..............................  3,900    192,816
*   Gastar Exploration, Ltd............................  2,370     14,125
#*  Geospace Technologies Corp.........................    600     47,712
#*  Global Geophysical Services, Inc...................  1,335      1,976
#*  Goodrich Petroleum Corp............................    370      6,371
#   Green Plains Renewable Energy, Inc.................  1,300     28,964
*   Gulf Coast Ultra Deep Royalty Trust................  6,415     16,166
    Gulf Island Fabrication, Inc.......................    600     12,156
    Gulfmark Offshore, Inc. Class A....................  1,300     55,328
*   Gulfport Energy Corp...............................  2,960    180,412
#*  Halcon Resources Corp..............................  1,890      6,369
    Halliburton Co..................................... 10,157    497,795
#*  Harvest Natural Resources, Inc.....................  1,569      6,888
*   Helix Energy Solutions Group, Inc..................  5,415    110,412
    Helmerich & Payne, Inc.............................  3,900    343,356
*   Hercules Offshore, Inc.............................  7,529     37,494
    Hess Corp..........................................  4,571    345,065
#*  HKN, Inc...........................................      8        592
    HollyFrontier Corp.................................  6,627    306,830
*   Hornbeck Offshore Services, Inc....................  1,690     72,180
*   Houston American Energy Corp.......................    397        147
#*  ION Geophysical Corp...............................  7,078     21,446
#*  James River Coal Co................................  1,300      1,430
*   Key Energy Services, Inc...........................  4,827     35,189
    Kinder Morgan, Inc................................. 13,384    455,190
    Knightsbridge Tankers, Ltd.........................  1,161     10,937
*   Kodiak Oil & Gas Corp.............................. 12,382    131,373
*   Kosmos Energy, Ltd.................................  1,756     18,157
#*  Laredo Petroleum, Inc..............................  4,774    118,109
    LinnCo LLC.........................................  3,528    113,566
#*  Magnum Hunter Resources Corp.......................  3,583     29,918

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
    Marathon Oil Corp.................................. 11,243 $  368,658
    Marathon Petroleum Corp............................  5,587    486,348
#*  Matador Resources Co...............................  2,965     57,640
*   Matrix Service Co..................................  1,260     33,113
#*  McDermott International, Inc.......................  8,851     73,817
#*  Midstates Petroleum Co., Inc.......................    198        925
#*  Miller Energy Resources, Inc.......................    372      2,935
*   Mitcham Industries, Inc............................    226      3,413
    Murphy Oil Corp....................................  6,186    350,189
    Nabors Industries, Ltd............................. 14,742    251,793
    National Oilwell Varco, Inc........................  5,192    389,452
*   Natural Gas Services Group, Inc....................    794     22,947
*   Newfield Exploration Co............................  7,554    187,113
#*  Newpark Resources, Inc.............................  4,042     45,917
    Noble Corp. P.L.C.................................. 11,683    362,523
    Noble Energy, Inc..................................  4,844    301,927
#   Nordic American Tankers, Ltd.......................     60        656
#*  Northern Oil and Gas, Inc..........................  3,085     44,856
#*  Nuverra Environmental Solutions, Inc...............  1,135     16,412
*   Oasis Petroleum, Inc...............................  3,592    150,182
    Occidental Petroleum Corp.......................... 11,371    995,758
    Oceaneering International, Inc.....................  3,400    231,710
*   Oil States International, Inc......................  2,418    227,171
    ONEOK, Inc.........................................  4,941    338,409
#   Panhandle Oil and Gas, Inc. Class A................    200      7,732
*   Parker Drilling Co.................................  5,444     40,503
    Patterson-UTI Energy, Inc..........................  6,286    161,487
*   PDC Energy, Inc....................................  1,658     82,668
#   Peabody Energy Corp................................ 10,464    178,411
*   Penn Virginia Corp.................................  4,203     50,394
*   PetroQuest Energy, Inc.............................  2,500      9,650
*   PHI, Inc. Non-Voting...............................    505     18,599
    Phillips 66........................................  8,162    596,561
*   Pioneer Energy Services Corp.......................  3,078     25,794
    Pioneer Natural Resources Co.......................  3,009    509,484
    QEP Resources, Inc.................................  6,074    187,626
    Range Resources Corp...............................  2,900    249,951
#*  Rentech, Inc.......................................  6,215     11,125
*   Rex Energy Corp....................................  2,322     43,746
*   RigNet, Inc........................................    471     21,972
*   Rosetta Resources, Inc.............................  1,900     80,959
*   Rowan Cos. P.L.C. Class A..........................  6,187    194,086
#   RPC, Inc...........................................  5,625     95,794
#*  SandRidge Energy, Inc.............................. 19,866    122,176
    Schlumberger, Ltd.................................. 21,117  1,849,216
    Scorpio Tankers, Inc...............................  4,035     40,350
#*  SEACOR Holdings, Inc...............................    900     75,762
    SemGroup Corp. Class A.............................  1,695    104,683
    Ship Finance International, Ltd....................  2,989     51,172
    SM Energy Co.......................................  2,978    246,459
*   Southwestern Energy Co.............................  7,654    311,441
    Spectra Energy Corp................................  7,100    255,245
*   Steel Excel, Inc...................................    300      8,850

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
*   Stone Energy Corp..................................  2,406 $    74,466
    Superior Energy Services, Inc......................  7,836     185,243
#*  Swift Energy Co....................................    900      11,142
#*  Synergy Resources Corp.............................  2,274      19,647
    Targa Resources Corp...............................    987      89,116
#   Teekay Corp........................................  4,093     221,718
*   Tesco Corp.........................................  1,101      23,253
    Tesoro Corp........................................  2,700     139,104
#*  TETRA Technologies, Inc............................  3,259      33,633
*   TGC Industries, Inc................................    694       4,518
    Tidewater, Inc.....................................  2,293     118,892
#   Transocean, Ltd....................................  7,118     308,067
#*  Triangle Petroleum Corp............................  1,612      12,267
#*  Ultra Petroleum Corp...............................  5,812     139,197
*   Unit Corp..........................................  2,369     118,379
#*  Uranium Energy Corp................................    455         787
#*  USEC, Inc..........................................     90         409
#*  Vaalco Energy, Inc.................................  2,200      13,244
    Valero Energy Corp.................................  6,849     349,984
#   W&T Offshore, Inc..................................  3,407      48,788
*   Warren Resources, Inc..............................  2,562       8,634
*   Weatherford International, Ltd..................... 28,038     379,635
#   Western Refining, Inc..............................  3,300     129,063
*   Westmoreland Coal Co...............................    400       8,684
*   Whiting Petroleum Corp.............................  4,201     245,254
*   Willbros Group, Inc................................  2,838      23,697
    Williams Cos., Inc. (The)..........................  6,400     259,136
#   World Fuel Services Corp...........................  4,212     179,937
#*  WPX Energy, Inc....................................  6,253     119,120
                                                               -----------
Total Energy...........................................         31,633,608
                                                               -----------
Financials -- (14.8%)
    1st Source Corp....................................    589      17,358
    1st United Bancorp Inc/Boca Raton..................    188       1,365
    ACE, Ltd...........................................  5,521     517,925
*   Affiliated Managers Group, Inc.....................    800     159,392
    Aflac, Inc.........................................  9,500     596,410
    Alexander & Baldwin, Inc...........................  1,818      71,102
*   Alleghany Corp.....................................    608     226,377
    Allied World Assurance Co. Holdings AG.............  1,322     136,060
    Allstate Corp. (The)...............................  9,275     474,880
*   Altisource Asset Management Corp...................     50      50,400
*   Altisource Portfolio Solutions SA..................    500      65,370
    Altisource Residential Corp........................    166       4,980
#*  Ambac Financial Group, Inc.........................  1,200      28,128
#*  American Capital, Ltd..............................  8,118     126,722
    American Equity Investment Life Holding Co.........  2,258      49,563
    American Express Co................................  9,376     797,148
    American Financial Group, Inc......................  3,769     206,993
    American International Group, Inc.................. 11,775     564,729
    American National Insurance Co.....................    696      72,384
    Ameriprise Financial, Inc..........................  2,606     275,298
*   Ameris Bancorp.....................................    460       9,416

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    AMERISAFE, Inc.....................................     720 $   29,786
#   Amtrust Financial Services, Inc....................   3,027     97,712
    Aon P.L.C..........................................   2,773    223,116
*   Arch Capital Group, Ltd............................   4,136    222,558
    Argo Group International Holdings, Ltd.............     500     22,495
#   Arrow Financial Corp...............................     532     13,263
    Arthur J Gallagher & Co............................   2,500    115,575
    Aspen Insurance Holdings, Ltd......................   2,398     93,282
    Associated Banc-Corp...............................   4,527     74,560
    Assurant, Inc......................................   2,875    187,881
    Assured Guaranty, Ltd..............................   6,718    142,086
#*  Asta Funding, Inc..................................     300      2,460
    Astoria Financial Corp.............................   4,005     53,026
#*  Atlantic Coast Financial Corp......................      39        158
*   Atlanticus Holdings Corp...........................     202        596
#*  AV Homes, Inc......................................      93      1,741
    Axis Capital Holdings, Ltd.........................   3,885    174,903
    Baldwin & Lyons, Inc. Class B......................     322      8,037
#   Banc of California, Inc............................     350      4,445
#   Bancfirst Corp.....................................     614     33,174
*   Bancorp, Inc.......................................     911     17,355
#   BancorpSouth, Inc..................................   3,266     76,980
    Bank Mutual Corp...................................   1,600     10,944
    Bank of America Corp............................... 200,476  3,357,973
    Bank of Hawaii Corp................................   1,445     82,047
#   Bank of Montreal...................................     282     17,225
    Bank of New York Mellon Corp. (The)................  19,117    610,979
    Bank of the Ozarks, Inc............................   1,026     65,048
#   BankFinancial Corp.................................     500      4,545
    BankUnited, Inc....................................   3,130     97,343
#   Banner Corp........................................     661     24,345
    BB&T Corp..........................................   7,705    288,244
    BBCN Bancorp, Inc..................................   2,952     44,428
*   BBX Capital Corp. Class A..........................     166      2,434
*   Beneficial Mutual Bancorp, Inc.....................   2,921     34,701
    Berkshire Hills Bancorp, Inc.......................     517     12,646
#   BGC Partners, Inc. Class A.........................   4,003     25,739
    BlackRock, Inc.....................................   1,345    404,132
#*  BofI Holding, Inc..................................     540     44,685
    BOK Financial Corp.................................     695     44,661
    Boston Private Financial Holdings, Inc.............   2,818     34,633
#   Brookline Bancorp, Inc.............................   2,477     22,045
    Brown & Brown, Inc.................................   3,900    122,811
    Bryn Mawr Bank Corp................................     239      6,661
    Calamos Asset Management, Inc. Class A.............     500      5,735
#   Camden National Corp...............................     200      7,070
*   Capital Bank Financial Corp. Class A...............      25        576
*   Capital City Bank Group, Inc.......................     200      2,552
    Capital One Financial Corp.........................   9,044    638,597
    CapitalSource, Inc.................................   8,560    117,529
    Capitol Federal Financial, Inc.....................   6,023     72,095
    Cardinal Financial Corp............................   1,000     17,050
#   Cash America International, Inc....................   1,200     44,076

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Cathay General Bancorp.............................  2,951 $   69,348
    CBOE Holdings, Inc.................................  1,665     86,613
*   CBRE Group, Inc. Class A...........................  5,874    155,896
    Center Bancorp, Inc................................    336      5,964
    Centerstate Banks, Inc.............................    500      5,500
    Central Pacific Financial Corp.....................  1,019     18,699
    Charles Schwab Corp. (The).........................  9,809    243,459
    Chemical Financial Corp............................    706     20,389
    Chubb Corp. (The)..................................  3,820    322,943
    Cincinnati Financial Corp..........................  5,024    243,413
    CIT Group, Inc.....................................  6,226    289,820
    Citigroup, Inc..................................... 69,150  3,279,784
#*  Citizens, Inc......................................  1,605     11,155
#   City Holding Co....................................    600     26,772
    City National Corp.................................  1,400    101,290
    Clifton Savings Bancorp, Inc.......................    307      3,887
    CME Group, Inc.....................................  2,500    186,900
    CNA Financial Corp.................................  2,800    109,984
    CNB Financial Corp.................................    200      3,212
    CNO Financial Group, Inc...........................  7,390    125,187
    CoBiz Financial, Inc...............................    800      8,448
#   Cohen & Steers, Inc................................    402     14,500
    Columbia Banking System, Inc.......................  1,879     49,061
    Comerica, Inc......................................  6,293    288,219
    Commerce Bancshares, Inc...........................  3,615    157,144
#   Community Bank System, Inc.........................  1,480     52,688
    Community Trust Bancorp, Inc.......................    504     20,422
*   Cowen Group, Inc. Class A..........................    828      3,378
    Crawford & Co. Class A.............................     53        387
#   Crawford & Co. Class B.............................    686      5,550
*   Credit Acceptance Corp.............................    757    105,359
    Cullen/Frost Bankers, Inc..........................  1,641    121,467
#   CVB Financial Corp.................................  3,700     55,204
*   DFC Global Corp....................................  1,315      9,889
    Dime Community Bancshares, Inc.....................  1,300     21,242
    Discover Financial Services........................  3,053    163,793
    Donegal Group, Inc. Class A........................    642      9,380
*   E*TRADE Financial Corp.............................  4,100     82,082
    East West Bancorp, Inc.............................  5,018    167,902
#   Eaton Vance Corp...................................  3,443    131,075
*   eHealth, Inc.......................................    500     26,715
    EMC Insurance Group, Inc...........................    430     11,816
    Employers Holdings, Inc............................  1,000     24,570
#*  Encore Capital Group, Inc..........................  1,364     64,913
    Endurance Specialty Holdings, Ltd..................  1,812     94,931
*   Enstar Group, Ltd..................................    500     61,980
    Enterprise Financial Services Corp.................    430      8,007
    Erie Indemnity Co. Class A.........................    735     51,575
    ESSA Bancorp, Inc..................................    400      4,512
    Evercore Partners, Inc. Class A....................    800     44,672
    Everest Re Group, Ltd..............................  1,300    188,188
*   Ezcorp, Inc. Class A...............................  1,020     11,200
    FBL Financial Group, Inc. Class A..................    800     30,904

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class C........    301 $    9,223
#   Federated Investors, Inc. Class B..................  1,300     34,957
    Federated National Holding Co......................    200      2,646
    Fidelity National Financial, Inc. Class A..........  6,386    201,414
    Fifth Third Bancorp................................  8,123    170,745
    Financial Engines, Inc.............................    325     19,799
    Financial Institutions, Inc........................    300      6,264
*   First Acceptance Corp..............................  1,000      2,570
    First American Financial Corp......................  3,984    103,265
*   First BanCorp......................................  5,979     29,237
    First Bancorp......................................    600     10,338
    First Busey Corp...................................  2,827     15,548
*   First Cash Financial Services, Inc.................    757     37,199
    First Commonwealth Financial Corp..................  4,114     33,776
    First Community Bancshares, Inc....................    500      8,095
    First Defiance Financial Corp......................    222      5,710
    First Financial Bancorp............................  1,807     29,960
#   First Financial Bankshares, Inc....................    950     58,111
    First Financial Corp...............................    422     13,576
    First Financial Holdings, Inc......................    732     45,055
#   First Financial Northwest, Inc.....................    400      4,136
#   First Horizon National Corp........................  4,040     47,510
    First Interstate Bancsystem, Inc...................    286      7,339
    First Merchants Corp...............................  1,066     22,482
    First Midwest Bancorp, Inc.........................  2,533     40,452
    First Niagara Financial Group, Inc.................  7,494     64,748
*   First Place Financial Corp.........................    400          1
    First Republic Bank................................  4,299    208,630
#   First South Bancorp, Inc...........................    200      1,620
    FirstMerit Corp....................................  4,644     94,505
*   Flagstar Bancorp, Inc..............................    804     16,779
    Flushing Financial Corp............................    799     16,411
#   FNB Corp...........................................  5,192     61,473
#*  Forest City Enterprises, Inc. Class A..............  6,068    110,377
*   Forestar Group, Inc................................    800     16,000
    Fox Chase Bancorp, Inc.............................    147      2,515
    Franklin Resources, Inc............................  4,500    234,045
    Fulton Financial Corp..............................  7,551     93,255
#   FXCM, Inc. Class A.................................    316      5,416
    GAMCO Investors, Inc. Class A......................    100      8,079
*   Genworth Financial, Inc. Class A................... 23,205    342,274
    German American Bancorp, Inc.......................    254      6,848
    GFI Group, Inc.....................................  2,588      9,834
    Glacier Bancorp, Inc...............................  2,610     68,982
#*  Gleacher & Co., Inc................................     52        573
*   Global Indemnity P.L.C.............................    450     11,029
    Goldman Sachs Group, Inc. (The)....................  6,831  1,121,104
    Great Southern Bancorp, Inc........................    300      8,295
#*  Green Dot Corp. Class A............................    747     16,822
#   Greenhill & Co., Inc...............................    779     40,469
*   Greenlight Capital Re, Ltd. Class A................  1,100     35,343
    Guaranty Bancorp...................................    120      1,555
*   Hallmark Financial Services, Inc...................    500      4,405

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
#   Hampden Bancorp, Inc...............................    100 $    1,604
    Hancock Holding Co.................................  2,019     69,857
    Hanmi Financial Corp...............................  1,188     25,625
    Hanover Insurance Group, Inc. (The)................  1,839    102,120
#*  Harris & Harris Group, Inc.........................  1,200      3,612
    Hartford Financial Services Group, Inc............. 17,708    588,791
    HCC Insurance Holdings, Inc........................  3,126    134,137
#   HCI Group, Inc.....................................    300     12,759
#   Heartland Financial USA, Inc.......................    435     10,958
    Heritage Commerce Corp.............................    441      3,532
    Heritage Financial Group, Inc......................    167      3,305
    HFF, Inc. Class A..................................  1,233     36,472
*   Hilltop Holdings, Inc..............................  2,526     60,094
*   Home Bancorp, Inc..................................    196      3,949
#   Home BancShares, Inc...............................  2,076     64,024
    Home Federal Bancorp, Inc .........................    290      4,205
    Horace Mann Educators Corp.........................  1,341     37,414
*   Howard Hughes Corp. (The)..........................    683     85,218
#   Hudson Valley Holding Corp.........................    261      4,693
    Huntington Bancshares, Inc.........................  9,647     87,498
    Iberiabank Corp....................................  1,126     74,136
*   ICG Group, Inc.....................................  1,306     24,801
    Independence Holding Co............................    330      4,234
    Independent Bank Corp..............................    700     25,312
    Interactive Brokers Group, Inc. Class A............  1,595     33,814
    IntercontinentalExchange Group, Inc................  2,366    493,997
    International Bancshares Corp......................  2,616     61,241
#*  INTL. FCStone, Inc.................................    459      8,097
    Invesco, Ltd....................................... 13,515    449,374
*   Investment Technology Group, Inc...................  1,000     16,500
    Investors Bancorp, Inc.............................  4,486    113,810
#   Janus Capital Group, Inc...........................  7,729     84,942
    JMP Group, Inc.....................................    400      2,976
    Jones Lang LaSalle, Inc............................  1,600    182,816
    JPMorgan Chase & Co................................ 62,359  3,452,194
*   KCG Holdings, Inc. Class A.........................    208      2,300
*   Kearny Financial Corp..............................    900     10,287
    Kemper Corp........................................  2,152     79,086
    Kennedy-Wilson Holdings, Inc.......................  2,041     49,025
    KeyCorp............................................ 23,198    296,006
#   Lakeland Bancorp, Inc..............................  1,417     15,970
    Lakeland Financial Corp............................    500     18,315
#   Legg Mason, Inc....................................  8,127    344,178
    Leucadia National Corp.............................  8,251    225,500
    Life Partners Holdings, Inc........................    312        836
    Lincoln National Corp..............................  4,700    225,741
    Loews Corp.........................................  2,700    120,393
    LPL Financial Holdings, Inc........................  1,825     97,692
#   M&T Bank Corp......................................  3,175    354,044
#   Maiden Holdings, Ltd...............................  1,756     19,281
    MainSource Financial Group, Inc....................    700     11,417
*   Markel Corp........................................    358    193,012
    MarketAxess Holdings, Inc..........................  1,000     62,740

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Marlin Business Services Corp......................    342 $  8,677
    Marsh & McLennan Cos., Inc.........................  5,834  266,672
#*  Maui Land & Pineapple Co., Inc.....................    300    1,770
#   MB Financial, Inc..................................  1,811   50,889
#*  MBIA, Inc..........................................  7,816   85,507
#*  MBT Financial Corp.................................    300    1,623
    MCG Capital Corp...................................  2,400   10,728
    McGraw Hill Financial, Inc.........................  3,514  267,205
#   Meadowbrook Insurance Group, Inc...................  1,600    9,696
#   Medallion Financial Corp...........................    600    7,998
#   Mercury General Corp...............................  2,001   91,706
#*  Meridian Interstate Bancorp, Inc...................    478   11,252
    MetLife, Inc....................................... 18,692  916,843
*   Metro Bancorp, Inc.................................    400    7,948
*   MGIC Investment Corp...............................  3,341   28,365
    Montpelier Re Holdings, Ltd........................  1,800   50,166
    Moody's Corp.......................................  2,097  156,394
    Morgan Stanley..................................... 31,284  923,191
*   MSCI, Inc..........................................  3,734  159,516
    NASDAQ OMX Group, Inc. (The).......................  7,871  300,279
    National Interstate Corp...........................    500   11,285
    National Penn Bancshares, Inc......................  5,514   57,235
*   Navigators Group, Inc. (The).......................    533   31,783
    NBT Bancorp, Inc...................................  1,133   27,237
    Nelnet, Inc. Class A...............................  1,300   48,425
#   New York Community Bancorp, Inc.................... 13,735  222,370
*   NewBridge Bancorp..................................    300    2,097
*   NewStar Financial, Inc.............................  1,500   23,595
    Northeast Community Bancorp, Inc...................    300    2,181
    Northern Trust Corp................................ 10,062  605,934
    Northfield Bancorp, Inc............................  2,004   24,910
    Northwest Bancshares, Inc..........................  3,449   48,493
    OceanFirst Financial Corp..........................    597   10,603
*   Ocwen Financial Corp...............................  2,649  116,927
    OFG Bancorp........................................  1,501   21,885
#   Old National Bancorp...............................  2,500   35,000
    Old Republic International Corp....................  9,763  152,498
*   Old Second Bancorp, Inc............................    300    1,398
*   OmniAmerican Bancorp, Inc..........................    438    9,820
    OneBeacon Insurance Group, Ltd. Class A............    822   11,557
    Oritani Financial Corp.............................  2,070   32,582
    Pacific Continental Corp...........................    400    5,640
#   PacWest Bancorp....................................  1,378   55,272
    Park National Corp.................................    600   46,980
    Park Sterling Corp.................................  1,039    7,013
    PartnerRe, Ltd.....................................  2,005  196,831
#   People's United Financial, Inc..................... 15,038  213,690
    Peoples Bancorp, Inc...............................    300    6,765
#*  PHH Corp...........................................  2,035   49,389
*   Phoenix Cos., Inc. (The)...........................    130    6,123
*   PICO Holdings, Inc.................................    641   15,108
    Pinnacle Financial Partners, Inc...................  1,087   35,480
*   Piper Jaffray Cos..................................    400   15,712

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Platinum Underwriters Holdings, Ltd................  1,322 $ 75,142
    PNC Financial Services Group, Inc. (The)...........  7,051  563,234
*   Popular, Inc.......................................  3,757   99,185
#*  Portfolio Recovery Associates, Inc.................  2,400  120,528
    Primerica, Inc.....................................  2,242   94,455
#   Primus Guaranty, Ltd...............................    500    4,050
    Principal Financial Group, Inc..................... 11,726  510,902
#   PrivateBancorp, Inc................................  2,885   82,482
    ProAssurance Corp..................................  2,591  120,378
    Progressive Corp. (The)............................ 12,992  301,934
#   Prosperity Bancshares, Inc.........................  2,000  125,120
    Protective Life Corp...............................  2,979  146,001
    Provident Financial Services, Inc..................  2,132   36,926
    Prudential Financial, Inc..........................  7,777  656,301
    Radian Group, Inc..................................  1,600   23,808
    Raymond James Financial, Inc.......................  2,315  117,857
*   Regional Management Corp...........................    298    9,903
    Regions Financial Corp............................. 33,898  344,743
    Reinsurance Group of America, Inc..................  2,467  184,211
#   RenaissanceRe Holdings, Ltd........................  1,711  155,205
    Renasant Corp......................................    684   19,692
    Republic Bancorp, Inc. Class A.....................    338    7,804
*   Republic First Bancorp, Inc........................    200      638
    Resource America, Inc. Class A.....................    551    4,838
*   Riverview Bancorp, Inc.............................    100      313
#   RLI Corp...........................................  1,680   69,989
    Rockville Financial, Inc...........................    760   10,093
#   S&T Bancorp, Inc...................................    953   22,291
#*  Safeguard Scientifics, Inc.........................    719   13,179
    Safety Insurance Group, Inc........................    689   37,261
    Sandy Spring Bancorp, Inc..........................    703   17,554
*   Seacoast Banking Corp. of Florida..................    562    6,266
    SEI Investments Co.................................  3,078  104,837
    Selective Insurance Group, Inc.....................  2,025   47,628
    Sierra Bancorp.....................................    700   11,095
*   Signature Bank.....................................  1,300  158,678
#   Simmons First National Corp. Class A...............    700   24,171
    Simplicity Bancorp, Inc............................    100    1,660
    SLM Corp...........................................  5,345  121,652
o*  Southern Community Financial.......................    300       66
#   Southside Bancshares, Inc..........................    695   18,522
    Southwest Bancorp, Inc.............................    200    3,490
#*  St Joe Co. (The)...................................  1,702   30,585
    StanCorp Financial Group, Inc......................  2,281  146,554
    State Auto Financial Corp..........................    800   15,344
    State Street Corp.................................. 10,000  669,500
    Sterling Bancorp...................................  2,388   30,089
    Stewart Information Services Corp..................    700   22,757
*   Stifel Financial Corp..............................  2,194   99,059
*   Suffolk Bancorp....................................    100    1,928
*   Sun Bancorp, Inc...................................    201      637
    SunTrust Banks, Inc................................  4,780  176,956
    Susquehanna Bancshares, Inc........................  7,653   82,882

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
*   SVB Financial Group................................  1,700 $  190,791
*   SWS Group, Inc.....................................    700      5,376
    SY Bancorp, Inc....................................    564     16,689
    Symetra Financial Corp.............................  3,608     69,093
    Synovus Financial Corp............................. 28,014     93,847
    T Rowe Price Group, Inc............................  2,055    161,194
*   Taylor Capital Group, Inc..........................    494     11,031
    TCF Financial Corp.................................  6,235    100,383
    TD Ameritrade Holding Corp.........................  5,192    162,250
*   Tejon Ranch Co.....................................    400     13,648
    Territorial Bancorp, Inc...........................    368      8,335
#*  Texas Capital Bancshares, Inc......................  1,414     84,091
*   TFS Financial Corp.................................  3,709     42,579
#   Tompkins Financial Corp............................    520     24,388
    Torchmark Corp.....................................  2,271    170,666
#   Tower Group International, Ltd.....................  1,315      3,288
#   TowneBank..........................................    320      4,813
    Travelers Cos., Inc. (The).........................  6,200    503,936
#*  Tree.com, Inc......................................    572     18,561
    Trico Bancshares...................................    400      9,904
#   TrustCo Bank Corp..................................  3,609     23,567
    Trustmark Corp.....................................  2,320     55,123
    U.S. Bancorp....................................... 22,168    880,735
    UMB Financial Corp.................................  1,447     85,793
    Umpqua Holdings Corp...............................  4,349     76,368
    Union First Market Bankshares Corp.................  1,396     32,206
#   United Bankshares, Inc.............................  1,775     53,055
*   United Community Banks, Inc........................  2,088     34,828
    United Financial Bancorp, Inc......................    559      9,911
    United Fire Group, Inc.............................    930     23,343
    Universal Insurance Holdings, Inc..................  1,435     16,000
    Univest Corp. of Pennsylvania......................    628     11,794
    Unum Group.........................................  8,400    270,480
    Validus Holdings, Ltd..............................  3,729    133,946
#   Valley National Bancorp............................  7,408     71,784
    ViewPoint Financial Group, Inc.....................  1,477     36,364
#*  Viewtran Group, Inc................................    700      1,624
*   Virginia Commerce Bancorp, Inc.....................    747     12,146
*   Virtus Investment Partners, Inc....................    305     55,589
    Waddell & Reed Financial, Inc. Class A.............  1,100     71,302
*   Walker & Dunlop, Inc...............................    646      9,070
    Washington Banking Co..............................    400      7,116
    Washington Federal, Inc............................  3,765     82,378
    Washington Trust Bancorp, Inc......................    460     15,152
#*  Waterstone Financial, Inc..........................    768      8,111
    Webster Financial Corp.............................  3,005     91,172
    Wells Fargo & Co................................... 88,485  4,011,910
    WesBanco, Inc......................................    833     23,790
    West Bancorporation, Inc...........................    300      4,437
#   Westamerica Bancorporation.........................    618     30,504
*   Western Alliance Bancorp...........................  2,804     62,866
    Westfield Financial, Inc...........................    900      6,714
    Westwood Holdings Group, Inc.......................     96      5,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Willis Group Holdings P.L.C........................  2,269 $    97,703
    Wilshire Bancorp, Inc..............................  2,391      23,814
    Wintrust Financial Corp............................  1,297      56,848
#*  World Acceptance Corp..............................    400      38,276
    WR Berkley Corp....................................  2,502      96,978
    WSFS Financial Corp................................     82       5,888
    XL Group P.L.C..................................... 13,031     374,511
*   Yadkin Financial Corp..............................     96       1,795
#   Zions BanCorp......................................  4,695     134,981
*   ZipRealty, Inc.....................................    700       2,926
                                                               -----------
Total Financials.......................................         51,868,719
                                                               -----------
Health Care -- (10.9%)
#*  Abaxis, Inc........................................    400      15,268
    Abbott Laboratories................................ 11,400     417,924
    AbbVie, Inc........................................ 13,500     664,605
#*  Acadia Healthcare Co., Inc.........................    856      43,690
#*  Accuray, Inc.......................................  2,534      26,987
*   Acorda Therapeutics, Inc...........................  1,507      44,230
*   Actavis P.L.C......................................  2,504     473,206
*   Addus HomeCare Corp................................  1,000      23,640
    Aetna, Inc.........................................  8,334     569,462
#*  Affymax, Inc.......................................    900         801
*   Affymetrix, Inc....................................  1,997      18,752
    Agilent Technologies, Inc..........................  4,100     238,415
#*  Air Methods Corp...................................  1,706      87,740
#*  Akorn, Inc.........................................  1,283      29,124
#*  Albany Molecular Research, Inc.....................    956      10,229
#*  Alere, Inc.........................................  4,703     178,244
*   Alexion Pharmaceuticals, Inc.......................  1,200     190,476
*   Align Technology, Inc..............................  1,878     111,591
*   Alkermes P.L.C.....................................  3,904     190,047
    Allergan, Inc......................................  4,600     527,160
#*  Allscripts Healthcare Solutions, Inc............... 10,304     170,634
*   Almost Family, Inc.................................    316       9,610
*   Alnylam Pharmaceuticals, Inc.......................    926      77,469
*   Alphatec Holdings, Inc.............................    583       1,265
*   AMAG Pharmaceuticals, Inc..........................     80       1,718
*   Amedisys, Inc......................................  1,824      27,524
    AmerisourceBergen Corp.............................  3,184     214,028
    Amgen, Inc.........................................  7,174     853,347
*   AMN Healthcare Services, Inc.......................  2,472      37,352
*   Amsurg Corp........................................  1,512      63,126
    Analogic Corp......................................    500      47,825
*   AngioDynamics, Inc.................................    377       5,998
*   Anika Therapeutics, Inc............................    680      22,624
*   ArthroCare Corp....................................  1,048      47,558
#*  athenahealth, Inc..................................    765     112,761
#*  Auxilium Pharmaceuticals, Inc......................    900      23,022
#*  Baxano Surgical, Inc...............................    300         384
    Baxter International, Inc..........................  5,400     368,820
    Becton Dickinson and Co............................  2,500     270,300
*   Bio-Rad Laboratories, Inc. Class A.................    200      25,424

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Health Care -- (Continued)
#*  Bio-Reference Labs, Inc............................  1,000 $ 26,890
*   Biogen Idec, Inc...................................  2,800  875,392
*   BioMarin Pharmaceutical, Inc.......................    600   41,328
*   BioScrip, Inc......................................  3,131   26,645
*   BioTelemetry, Inc..................................    640    4,666
*   Boston Scientific Corp............................. 62,279  842,635
#*  Bovie Medical Corp.................................    300      810
    Bristol-Myers Squibb Co............................ 17,431  871,027
*   Brookdale Senior Living, Inc.......................  5,222  143,396
#*  Bruker Corp........................................  4,940  100,529
*   Cambrex Corp.......................................    713   13,383
    Cantel Medical Corp................................  1,605   50,878
#*  Capital Senior Living Corp.........................  1,099   24,695
    Cardinal Health, Inc...............................  4,500  306,090
*   CareFusion Corp....................................  7,097  289,345
*   Celgene Corp.......................................  5,600  850,808
#*  Celldex Therapeutics, Inc..........................  1,699   43,800
*   Centene Corp.......................................  1,900  115,140
#*  Cepheid, Inc.......................................  1,000   52,860
*   Cerner Corp........................................  2,622  149,166
*   Charles River Laboratories International, Inc......  1,098   62,070
#   Chemed Corp........................................    700   55,244
*   Chindex International, Inc.........................    393    6,469
    Cigna Corp.........................................  5,298  457,270
*   Community Health Systems, Inc......................  5,877  243,367
#   Computer Programs & Systems, Inc...................    184   12,295
    CONMED Corp........................................  1,261   52,899
    Cooper Cos., Inc. (The)............................  2,104  261,485
*   Corvel Corp........................................    866   41,014
*   Covance, Inc.......................................  1,146  108,366
    Covidien P.L.C.....................................  4,400  300,256
    CR Bard, Inc.......................................  1,254  162,506
*   Cross Country Healthcare, Inc......................    700    7,560
    CryoLife, Inc......................................    900    9,711
*   Cubist Pharmaceuticals, Inc........................  1,261   92,166
*   Cumberland Pharmaceuticals, Inc....................    290    1,363
#*  Cutera, Inc........................................    527    5,006
*   Cyberonics, Inc....................................    600   40,080
*   Cynosure, Inc. Class A.............................    826   22,162
*   DaVita HealthCare Partners, Inc....................  4,804  311,924
    DENTSPLY International, Inc........................  2,400  110,736
#*  Edwards Lifesciences Corp..........................  1,734  112,918
    Eli Lilly & Co.....................................  8,185  442,072
*   Emergent Biosolutions, Inc.........................  1,107   26,490
*   Emeritus Corp......................................    948   20,903
#*  Endo Health Solutions, Inc.........................  2,700  177,876
    Ensign Group, Inc. (The)...........................    738   30,937
*   Enzo Biochem, Inc..................................    646    1,815
#   Enzon Pharmaceuticals, Inc.........................  1,612    1,451
*   Exactech, Inc......................................    500   11,140
#*  ExamWorks Group, Inc...............................  1,045   32,176
*   Express Scripts Holding Co.........................  9,782  730,618
*   Five Star Quality Care, Inc........................  1,814    9,850

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   Forest Laboratories, Inc...........................  5,730 $  379,899
*   Furiex Pharmaceuticals, Inc........................    175      8,113
*   Gentiva Health Services, Inc.......................  1,425     16,188
*   Gilead Sciences, Inc............................... 16,228  1,308,788
*   Greatbatch, Inc....................................  1,002     42,595
#*  Haemonetics Corp...................................  2,427     91,959
*   Hanger, Inc........................................  1,400     47,334
*   Harvard Apparatus Regenerative Technology, Inc.....    150        613
*   Harvard Bioscience, Inc............................    600      2,652
*   HCA Holdings, Inc..................................  3,474    174,638
*   Health Net, Inc....................................  3,580    117,746
    HealthSouth Corp...................................  2,233     69,491
*   HealthStream, Inc..................................    600     17,412
#*  Healthways, Inc....................................  1,491     22,827
*   Henry Schein, Inc..................................  1,951    224,150
*   Hi-Tech Pharmacal Co., Inc.........................    500     21,630
#   Hill-Rom Holdings, Inc.............................  2,079     75,405
#*  HMS Holdings Corp..................................    353      8,130
#*  Hologic, Inc.......................................  9,359    199,908
*   Hospira, Inc.......................................  5,640    248,216
    Humana, Inc........................................  6,709    652,786
*   ICU Medical, Inc...................................    660     42,577
#*  IDEXX Laboratories, Inc............................    800     91,408
#*  Illumina, Inc......................................  1,676    254,752
*   Impax Laboratories, Inc............................  2,100     48,594
*   Incyte Corp., Ltd..................................  4,210    275,839
#*  Infinity Pharmaceuticals, Inc......................    498      6,399
*   Integra LifeSciences Holdings Corp.................  1,064     49,433
    Invacare Corp......................................    890     17,960
*   IPC The Hospitalist Co., Inc.......................    573     30,587
#*  Isis Pharmaceuticals, Inc..........................  1,958     99,975
*   Jazz Pharmaceuticals P.L.C.........................  1,800    272,988
    Johnson & Johnson.................................. 30,243  2,675,598
    Kindred Healthcare, Inc............................  2,179     41,270
#*  Laboratory Corp. of America Holdings...............    900     80,847
    Landauer, Inc......................................    260     12,004
*   Lannett Co., Inc...................................    400     14,128
    LeMaitre Vascular, Inc.............................    500      3,985
#*  LHC Group, Inc.....................................    689     15,806
*   Life Technologies Corp.............................  7,324    557,137
*   LifePoint Hospitals, Inc...........................  2,976    157,758
#*  Ligand Pharmaceuticals, Inc. Class B...............    300     18,582
#*  Luminex Corp.......................................    897     16,388
*   Magellan Health Services, Inc......................  1,296     77,540
#*  Mallinckrodt P.L.C.................................  1,316     76,104
*   Masimo Corp........................................  2,577     75,377
    McKesson Corp......................................  2,433    424,340
*   MedAssets, Inc.....................................  3,169     69,845
o*  MedCath Corp.......................................    117        234
*   Medical Action Industries, Inc.....................    300      2,226
*   Medicines Co. (The)................................  1,638     56,937
*   Medidata Solutions, Inc............................    848     53,509
#*  Medivation, Inc....................................    928     73,869

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   MEDNAX, Inc........................................  4,800 $  267,072
    Medtronic, Inc..................................... 13,479    762,372
    Merck & Co., Inc................................... 39,796  2,107,994
#   Meridian Bioscience, Inc...........................    854     19,454
*   Merit Medical Systems, Inc.........................  1,779     25,564
*   Mettler-Toledo International, Inc..................    300     73,890
#*  Molina Healthcare, Inc.............................  2,336     84,096
*   Momenta Pharmaceuticals, Inc.......................  1,446     25,883
#*  MWI Veterinary Supply, Inc.........................    430     80,092
*   Mylan, Inc.........................................  3,419    155,257
#*  Myriad Genetics, Inc...............................  2,499     69,047
#   National Healthcare Corp...........................    500     26,000
*   Natus Medical, Inc.................................  1,182     30,602
*   NPS Pharmaceuticals, Inc...........................    861     30,807
*   NuVasive, Inc......................................  1,987     74,393
    Omnicare, Inc......................................  4,650    290,439
*   Omnicell, Inc......................................  1,529     39,479
#*  Opko Health, Inc...................................  7,459     59,150
*   OraSure Technologies, Inc..........................  2,225     13,061
*   Orthofix International NV..........................    449      9,227
#   Owens & Minor, Inc.................................  3,014    104,405
*   PAREXEL International Corp.........................  1,794     87,565
#   Patterson Cos., Inc................................  3,919    156,603
#*  PDI, Inc...........................................    200      1,158
#   PDL BioPharma, Inc.................................  4,450     40,495
    PerkinElmer, Inc...................................  4,931    214,992
    Perrigo Co. P.L.C..................................  1,077    167,646
    Pfizer, Inc........................................ 48,189  1,464,946
*   PharMerica Corp....................................  1,213     29,524
#*  PhotoMedex, Inc....................................      6         83
    Pozen, Inc.........................................    739      5,794
*   Prestige Brands Holdings, Inc......................  1,900     57,494
#*  Progenics Pharmaceuticals, Inc.....................    924      4,417
*   Providence Service Corp. (The).....................    447     11,796
*   Puma Biotechnology, Inc............................    500     59,105
    Quality Systems, Inc...............................  1,799     33,120
#   Quest Diagnostics, Inc.............................  3,376    177,240
#   Questcor Pharmaceuticals, Inc......................  1,000     67,010
#*  Quidel Corp........................................  1,116     32,989
*   RadNet, Inc........................................    600      1,134
*   Regeneron Pharmaceuticals, Inc.....................    754    217,597
#*  Repligen Corp......................................    989     15,310
#   ResMed, Inc........................................  2,676    116,700
*   Rigel Pharmaceuticals, Inc.........................  1,688      5,115
#*  RTI Surgical, Inc..................................  2,790      8,649
*   Salix Pharmaceuticals, Ltd.........................  1,190    115,835
#*  Sangamo Biosciences, Inc...........................     26        503
#*  Sciclone Pharmaceuticals, Inc......................  1,491      7,008
#*  Seattle Genetics, Inc..............................  1,709     76,666
    Select Medical Holdings Corp.......................  5,549     59,929
#*  Sirona Dental Systems, Inc.........................  2,500    179,850
*   Skilled Healthcare Group, Inc. Class A.............    700      3,199
*   Spectranetics Corp.................................    600     15,612

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#*  Spectrum Pharmaceuticals, Inc......................  1,060 $     8,915
    St Jude Medical, Inc...............................  3,829     232,535
*   Staar Surgical Co..................................    500       8,210
    STERIS Corp........................................  2,672     122,618
    Stryker Corp.......................................  2,500     194,000
*   SurModics, Inc.....................................    714      17,407
*   Symmetry Medical, Inc..............................  1,706      16,582
*   Taro Pharmaceutical Industries, Ltd................    269      27,427
*   Team Health Holdings, Inc..........................  1,765      76,177
    Techne Corp........................................    200      18,174
    Teleflex, Inc......................................  1,814     169,863
#*  Tenet Healthcare Corp..............................  3,197     147,094
#*  Theravance, Inc....................................  1,661      61,158
    Thermo Fisher Scientific, Inc......................  5,117     589,171
*   Thoratec Corp......................................  2,700      94,338
*   Tornier NV.........................................    425       7,731
*   Triple-S Management Corp. Class B..................    800      14,272
*   United Therapeutics Corp...........................  1,215     124,683
    UnitedHealth Group, Inc............................ 21,670   1,566,308
    Universal American Corp............................  2,009      14,163
    Universal Health Services, Inc. Class B............  1,943     159,365
    US Physical Therapy, Inc...........................    424      13,360
*   Varian Medical Systems, Inc........................  1,919     156,034
*   Vascular Solutions, Inc............................    600      14,136
*   VCA Antech, Inc....................................  4,571     145,998
*   Vertex Pharmaceuticals, Inc........................  1,922     151,915
*   Waters Corp........................................  1,800     194,886
*   WellCare Health Plans, Inc.........................  1,400      91,154
    WellPoint, Inc.....................................  6,525     561,150
    West Pharmaceutical Services, Inc..................  3,200     151,840
*   Wright Medical Group, Inc..........................  1,822      55,407
#*  XenoPort, Inc......................................    111         638
    Zimmer Holdings, Inc...............................  5,344     502,176
    Zoetis, Inc........................................ 15,188     461,108
                                                               -----------
Total Health Care......................................         38,411,895
                                                               -----------
Industrials -- (11.5%)
    3M Co..............................................  5,334     683,765
    AAON, Inc..........................................  1,125      33,368
    AAR Corp...........................................  1,540      41,041
    ABM Industries, Inc................................  2,500      66,650
#   Acacia Research Corp...............................  1,906      26,341
*   ACCO Brands Corp...................................  4,257      24,733
#*  Accuride Corp......................................  1,902       7,247
    Aceto Corp.........................................  1,000      21,320
#   Acorn Energy, Inc..................................    200         694
    Actuant Corp. Class A..............................  3,519     120,420
    Acuity Brands, Inc.................................    600      76,224
#   ADT Corp. (The)....................................  6,133     184,235
*   Advisory Board Co. (The)...........................    600      37,986
*   AECOM Technology Corp..............................  4,952     141,974
*   Aegion Corp........................................  1,353      27,764
*   Aerovironment, Inc.................................  1,280      38,170

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    AGCO Corp.......................................... 5,296  $282,436
*   Air Transport Services Group, Inc.................. 1,100     6,919
    Aircastle, Ltd..................................... 2,100    39,669
    Alamo Group, Inc...................................   659    33,095
    Alaska Air Group, Inc.............................. 1,373   108,563
    Albany International Corp. Class A................. 1,347    46,566
    Allegiant Travel Co................................   500    45,535
*   Allegion P.L.C..................................... 2,086   102,944
    Alliant Techsystems, Inc........................... 1,532   220,148
    Altra Industrial Motion Corp.......................   968    30,356
    AMERCO.............................................   573   127,624
#*  Ameresco, Inc. Class A.............................   546     5,384
#*  American Airlines Group, Inc....................... 1,400    46,970
#   American Railcar Industries, Inc...................   800    39,136
    American Science & Engineering, Inc................   300    20,517
#*  American Superconductor Corp.......................   439       659
*   American Woodmark Corp.............................   400    14,044
    AMETEK, Inc........................................ 3,543   175,095
    Ampco-Pittsburgh Corp..............................   357     6,358
    AO Smith Corp...................................... 4,400   207,768
    Apogee Enterprises, Inc............................ 1,700    57,460
    Applied Industrial Technologies, Inc............... 2,374   119,982
*   ARC Document Solutions, Inc........................ 1,755    13,303
    Argan, Inc.........................................   422    11,989
    Arkansas Best Corp.................................   843    28,906
*   Armstrong World Industries, Inc.................... 1,596    88,865
#   Astec Industries, Inc.............................. 1,000    37,200
*   Astronics Corp.....................................   253    15,325
*   Astronics Corp. Class B............................    50     3,004
*   Atlas Air Worldwide Holdings, Inc..................   786    27,769
*   Avis Budget Group, Inc............................. 2,896   109,208
#   AZZ, Inc........................................... 1,009    42,186
*   B/E Aerospace, Inc................................. 2,400   190,728
#   Babcock & Wilcox Co. (The)......................... 3,044   104,348
    Baltic Trading, Ltd................................ 2,100    12,159
    Barnes Group, Inc.................................. 2,050    76,752
    Barrett Business Services, Inc.....................   297    23,288
#*  Beacon Roofing Supply, Inc......................... 1,989    75,164
*   Blount International, Inc.......................... 1,900    24,358
#*  BlueLinx Holdings, Inc............................. 1,514     2,407
    Boeing Co. (The)................................... 4,800   601,248
    Brady Corp. Class A................................ 1,950    53,352
#   Briggs & Stratton Corp............................. 2,000    42,140
    Brink's Co. (The).................................. 2,100    66,444
#*  Builders FirstSource, Inc..........................   800     6,440
*   CAI International, Inc.............................   425     8,793
    Carlisle Cos., Inc................................. 1,958   145,930
*   Casella Waste Systems, Inc. Class A................   900     4,617
#   Caterpillar, Inc................................... 5,600   525,896
#*  CBIZ, Inc.......................................... 2,496    21,466
    CDI Corp...........................................   500     8,560
    Ceco Environmental Corp............................   721    11,204
#   Celadon Group, Inc.................................   500    10,390

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#   CH Robinson Worldwide, Inc.........................  1,698 $ 99,401
*   Chart Industries, Inc..............................  1,000   85,440
    Chicago Bridge & Iron Co. NV.......................  1,299   97,412
    Cintas Corp........................................  3,600  205,452
    CIRCOR International, Inc..........................    600   43,212
#   CLARCOR, Inc.......................................  1,400   77,588
#*  Clean Harbors, Inc.................................  1,500   84,120
#*  CNH Industrial NV..................................    888    9,360
    Coleman Cable, Inc.................................    153    4,015
*   Colfax Corp........................................  3,202  192,921
*   Columbus McKinnon Corp.............................  1,099   27,167
    Comfort Systems USA, Inc...........................  1,453   24,759
*   Commercial Vehicle Group, Inc......................  1,000    8,000
    Con-way, Inc.......................................  1,365   52,512
*   Consolidated Graphics, Inc.........................    480   31,123
    Copa Holdings SA Class A...........................    600   78,420
*   Copart, Inc........................................  3,600  123,408
    Corporate Executive Board Co. (The)................    778   56,872
    Courier Corp.......................................    400    6,316
#   Covanta Holding Corp...............................  2,200   39,600
*   CPI Aerostructures, Inc............................    300    4,155
*   CRA International, Inc.............................    400    7,544
    Crane Co...........................................  2,019  127,520
    Cubic Corp.........................................    956   47,351
    Cummins, Inc.......................................  2,740  347,925
    Curtiss-Wright Corp................................  1,682  103,308
    Danaher Corp.......................................  5,750  427,743
    Deere & Co.........................................  4,611  396,362
    Delta Air Lines, Inc............................... 10,054  307,753
    Deluxe Corp........................................  2,328  113,024
#*  DigitalGlobe, Inc..................................  2,938  112,173
*   Dolan Co. (The)....................................  1,291      232
    Donaldson Co., Inc.................................  4,000  165,040
#   Douglas Dynamics, Inc..............................    841   12,211
    Dover Corp.........................................  3,970  343,643
*   Ducommun, Inc......................................    200    5,700
#   Dun & Bradstreet Corp. (The).......................  2,115  232,650
*   DXP Enterprises, Inc...............................    600   57,624
*   Dycom Industries, Inc..............................  1,200   33,396
    Dynamic Materials Corp.............................    497   10,850
    Eaton Corp. P.L.C.................................. 10,226  747,418
#*  Echo Global Logistics, Inc.........................    662   13,432
    EMCOR Group, Inc...................................  2,901  123,322
    Emerson Electric Co................................  9,583  631,903
    Encore Wire Corp...................................    782   39,952
#*  Energy Recovery, Inc...............................    975    4,173
#*  EnerNOC, Inc.......................................  1,220   27,328
#   EnerSys, Inc.......................................  2,000  136,120
*   Engility Holdings, Inc.............................    441   16,895
    Ennis, Inc.........................................  1,000   14,470
#*  EnPro Industries, Inc..............................    801   58,105
    Equifax, Inc.......................................  2,400  168,144
    ESCO Technologies, Inc.............................  1,418   49,488

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
*   Esterline Technologies Corp........................   1,300 $  133,835
    Exelis, Inc........................................   7,490    146,729
#   Expeditors International of Washington, Inc........   3,885    158,741
    Exponent, Inc......................................     300     21,666
#   Fastenal Co........................................   4,596    201,902
*   Federal Signal Corp................................   2,530     31,170
    FedEx Corp.........................................   3,858    514,349
*   Flow International Corp............................     800      3,232
    Flowserve Corp.....................................   2,400    173,592
    Fluor Corp.........................................   3,789    287,812
    Fortune Brands Home & Security, Inc................   2,238    100,844
    Forward Air Corp...................................     400     17,816
#*  Franklin Covey Co..................................     400      7,644
    Franklin Electric Co., Inc.........................   1,662     66,214
#   FreightCar America, Inc............................     400      9,192
*   FTI Consulting, Inc................................   1,955     72,472
#*  Fuel Tech, Inc.....................................     100        662
*   Furmanite Corp.....................................   1,258     14,693
    G&K Services, Inc. Class A.........................     393     21,965
#   GATX Corp..........................................   1,274     73,765
#*  Genco Shipping & Trading, Ltd......................   1,212      2,557
*   Gencor Industries, Inc.............................     300      2,748
#*  GenCorp, Inc.......................................   1,473     25,070
    Generac Holdings, Inc..............................   2,221    106,897
    General Cable Corp.................................   2,001     57,089
    General Dynamics Corp..............................   2,700    273,537
    General Electric Co................................ 131,590  3,306,857
*   Genesee & Wyoming, Inc. Class A....................   1,761    159,089
#*  Gibraltar Industries, Inc..........................   1,224     21,861
#   Global Power Equipment Group, Inc..................     464      8,264
    Gorman-Rupp Co. (The)..............................     875     27,851
*   GP Strategies Corp.................................     904     25,086
    Graco, Inc.........................................   1,235     85,820
#*  GrafTech International, Ltd........................   2,201     22,560
    Graham Corp........................................     488     17,426
    Granite Construction, Inc..........................   1,548     51,533
*   Great Lakes Dredge & Dock Corp.....................   3,400     25,602
*   Greenbrier Cos., Inc...............................   1,486     54,521
#   Griffon Corp.......................................   1,955     24,555
*   H&E Equipment Services, Inc........................   1,296     39,243
    Harsco Corp........................................   3,652     92,724
#*  Hawaiian Holdings, Inc.............................   1,300     13,208
#   Healthcare Services Group, Inc.....................   1,300     35,269
#   Heartland Express, Inc.............................   2,788     58,715
#   HEICO Corp.........................................     985     52,422
    HEICO Corp. Class A................................   1,431     55,737
    Heidrick & Struggles International, Inc............     505      8,423
    Herman Miller, Inc.................................   2,188     61,330
*   Hertz Global Holdings, Inc.........................  18,360    477,727
*   Hexcel Corp........................................   3,195    133,168
*   Hill International, Inc............................   1,100      4,994
#   HNI Corp...........................................   1,663     57,058
    Houston Wire & Cable Co............................     600      7,938

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Hub Group, Inc. Class A............................    800 $ 33,160
    Hubbell, Inc. Class B..............................  1,724  201,243
*   Hudson Global, Inc.................................    800    3,176
    Huntington Ingalls Industries, Inc.................  1,601  152,127
    Hurco Cos., Inc....................................    200    5,184
*   Huron Consulting Group, Inc........................    770   51,005
    Hyster-Yale Materials Handling, Inc................    600   51,456
*   ICF International, Inc.............................    997   33,559
    IDEX Corp..........................................  2,800  201,628
*   IHS, Inc. Class A..................................    800   90,728
*   II-VI, Inc.........................................  2,048   31,273
    Illinois Tool Works, Inc...........................  1,500  118,305
    Ingersoll-Rand P.L.C...............................  6,258  367,908
#*  InnerWorkings, Inc.................................  1,200    9,048
#*  Innovative Solutions & Support, Inc................    300    2,040
    Insperity, Inc.....................................    771   25,458
    Insteel Industries, Inc............................    594   11,066
*   Integrated Electrical Services, Inc................    300    1,830
    Interface, Inc.....................................  2,396   50,196
    International Shipholding Corp.....................    200    5,358
#   Intersections, Inc.................................    600    4,440
#   Iron Mountain, Inc.................................  6,768  178,743
    ITT Corp...........................................  4,202  172,072
*   Jacobs Engineering Group, Inc......................  5,606  340,340
    JB Hunt Transport Services, Inc....................  1,000   75,050
#*  JetBlue Airways Corp............................... 11,449  100,293
    John Bean Technologies Corp........................    808   24,943
#   Joy Global, Inc....................................  3,080  162,593
#   Kaman Corp.........................................  1,003   38,876
    Kansas City Southern...............................  1,900  200,621
    KAR Auction Services, Inc..........................  5,451  151,647
    KBR, Inc...........................................  5,160  161,508
#   Kelly Services, Inc. Class A.......................  1,714   41,102
#   Kennametal, Inc....................................  2,119   91,837
    Kforce, Inc........................................  1,128   20,451
    Kimball International, Inc. Class B................  1,135   16,877
#*  Kirby Corp.........................................  2,083  207,863
#   Knight Transportation, Inc.........................  3,100   66,185
    Knoll, Inc.........................................  1,852   30,743
*   Korn/Ferry International...........................  1,978   46,404
*   Kratos Defense & Security Solutions, Inc...........  1,730   12,508
    L-3 Communications Holdings, Inc...................  2,690  298,778
    Landstar System, Inc...............................    600   34,464
*   Lawson Products, Inc...............................    196    2,787
#*  Layne Christensen Co...............................    712   12,076
    LB Foster Co. Class A..............................    400   17,224
    Lennox International, Inc..........................    971   84,050
    Lincoln Electric Holdings, Inc.....................  2,700  186,840
#   Lindsay Corp.......................................    550   46,750
#*  LMI Aerospace, Inc.................................    400    5,520
    Lockheed Martin Corp...............................  3,100  467,821
    LSI Industries, Inc................................    600    5,064
*   Lydall, Inc........................................    500    8,835

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
*   Magnetek, Inc......................................    50  $  1,239
#   Manitowoc Co., Inc. (The).......................... 5,541   157,641
    Manpowergroup, Inc................................. 3,651   284,413
    Marten Transport, Ltd..............................   906    17,277
    Masco Corp......................................... 7,200   152,352
#*  MasTec, Inc........................................ 2,659    95,564
    Matson, Inc........................................    65     1,555
    McGrath RentCorp...................................   818    29,955
*   Meritor, Inc....................................... 2,442    26,813
#*  Middleby Corp......................................   500   123,290
    Miller Industries, Inc.............................   400     7,336
#   Mine Safety Appliances Co.......................... 1,225    61,716
*   Mistras Group, Inc.................................   854    19,949
*   Mobile Mini, Inc................................... 1,713    66,242
*   Moog, Inc. Class A................................. 1,847   110,931
*   MRC Global, Inc.................................... 3,070    85,714
#   MSC Industrial Direct Co., Inc. Class A............ 1,814   152,412
    Mueller Industries, Inc............................   900    56,016
    Mueller Water Products, Inc. Class A............... 5,594    48,556
    Multi-Color Corp...................................   435    15,643
*   MYR Group, Inc.....................................   900    22,563
*   National Presto Industries, Inc....................   235    17,881
*   Navigant Consulting, Inc........................... 1,346    23,649
#*  Navistar International Corp........................ 2,763    85,156
*   NCI Building Systems, Inc..........................   700    12,908
    Nielsen Holdings NV................................ 9,156   387,207
    NN, Inc............................................   316     5,590
    Nordson Corp....................................... 1,400    97,048
*   Nortek, Inc........................................   454    34,145
    Northrop Grumman Corp.............................. 3,000   346,650
*   Northwest Pipe Co..................................   561    19,680
*   Ocean Power Technologies, Inc......................   200       464
*   Old Dominion Freight Line, Inc..................... 3,300   178,992
#   Omega Flex, Inc....................................    93     1,856
*   On Assignment, Inc................................. 1,588    47,132
*   Orbital Sciences Corp.............................. 2,694    65,868
*   Orion Energy Systems, Inc..........................   600     3,954
*   Orion Marine Group, Inc............................ 1,426    15,971
    Oshkosh Corp....................................... 4,319   233,831
#*  Owens Corning...................................... 6,280   239,582
    PACCAR, Inc........................................ 2,400   134,400
*   Pacer International, Inc........................... 1,613    14,211
    Pall Corp.......................................... 2,113   169,251
*   PAM Transportation Services, Inc...................   100     1,980
*   Park-Ohio Holdings Corp............................   300    14,340
    Parker Hannifin Corp............................... 1,600   181,392
*   Patrick Industries, Inc............................   377    13,572
*   Pendrell Corp...................................... 2,782     4,062
    Pentair, Ltd....................................... 9,636   716,244
*   PGT, Inc...........................................   625     6,675
*   Pike Corp.......................................... 1,262    13,301
#   Pitney Bowes, Inc.................................. 5,947   149,745
#*  Polypore International, Inc........................ 1,867    61,891

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
    Powell Industries, Inc.............................    428 $ 26,283
*   PowerSecure International, Inc.....................    800   15,440
    Precision Castparts Corp...........................    581  148,010
    Primoris Services Corp.............................  2,116   67,225
*   Proto Labs, Inc....................................    568   45,076
    Quad/Graphics, Inc.................................    969   22,219
*   Quality Distribution, Inc..........................    400    5,500
    Quanex Building Products Corp......................  1,226   23,233
*   Quanta Services, Inc...............................  6,633  206,751
#   Raven Industries, Inc..............................    600   22,470
    Raytheon Co........................................  4,500  427,815
*   RBC Bearings, Inc..................................    700   45,388
    Regal-Beloit Corp..................................  1,939  143,661
*   Republic Airways Holdings, Inc.....................  1,333   13,077
    Resources Connection, Inc..........................  1,538   20,732
*   Roadrunner Transportation Systems, Inc.............    650   17,063
    Robert Half International, Inc.....................  2,644  110,466
    Rockwell Automation, Inc...........................  2,800  321,552
    Rockwell Collins, Inc..............................  2,356  178,019
    Rollins, Inc.......................................  2,450   70,609
    Roper Industries, Inc..............................  2,420  332,121
*   RPX Corp...........................................  1,671   27,104
    RR Donnelley & Sons Co.............................  9,659  178,402
*   Rush Enterprises, Inc. Class A.....................    887   24,517
    Ryder System, Inc..................................  2,798  199,190
*   Saia, Inc..........................................    700   23,562
    Schawk, Inc........................................    600    7,248
*   Sensata Technologies Holding NV....................  2,755  103,147
    Simpson Manufacturing Co., Inc.....................  2,239   72,991
    SkyWest, Inc.......................................  1,371   17,837
*   SL Industries, Inc.................................    100    2,602
    Snap-on, Inc.......................................  2,327  233,049
    Southwest Airlines Co.............................. 24,471  512,667
*   SP Plus Corp.......................................    400   10,104
*   Sparton Corp.......................................    143    3,985
*   Spirit Aerosystems Holdings, Inc. Class A..........  4,604  156,122
*   Spirit Airlines, Inc...............................  1,586   74,383
    SPX Corp...........................................  2,340  232,994
#*  Standard Register Co. (The)........................    120      841
    Standex International Corp.........................    521   29,634
    Stanley Black & Decker, Inc........................  6,094  471,676
    Steelcase, Inc. Class A............................  2,650   39,141
*   Stericycle, Inc....................................    588   68,831
*   Sterling Construction Co., Inc.....................    400    4,328
    Sun Hydraulics Corp................................    900   32,895
#*  Swift Transportation Co............................  1,965   42,837
    TAL International Group, Inc.......................  1,400   60,242
*   Taser International, Inc...........................  1,400   22,484
*   Team, Inc..........................................    600   25,398
#*  Tecumseh Products Co. Class A......................    400    3,360
*   Teledyne Technologies, Inc.........................  1,301  119,523
    Tennant Co.........................................    650   41,685
    Terex Corp.........................................  5,091  208,731

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Tetra Tech, Inc.................................... 2,501  $   73,805
#   Textainer Group Holdings, Ltd...................... 1,838      66,701
    Textron, Inc....................................... 6,205     220,278
*   Thermon Group Holdings, Inc........................   951      25,753
    Timken Co.......................................... 2,900     163,357
    Titan International, Inc........................... 1,654      27,721
#*  Titan Machinery, Inc............................... 1,000      16,300
    Toro Co. (The)..................................... 1,000      63,360
    Towers Watson & Co. Class A........................ 1,555     181,811
    TransDigm Group, Inc............................... 1,000     167,030
*   TRC Cos., Inc......................................   500       3,395
*   Trex Co., Inc......................................   400      28,132
*   Trimas Corp........................................ 1,769      61,561
    Trinity Industries, Inc............................ 3,300     192,159
    Triumph Group, Inc................................. 2,200     150,524
*   TrueBlue, Inc...................................... 1,673      41,039
*   Tutor Perini Corp.................................. 1,982      44,793
    Twin Disc, Inc.....................................   300       7,071
    Tyco International, Ltd............................ 6,502     263,266
*   Ultralife Corp.....................................   200         832
    UniFirst Corp......................................   600      63,480
    Union Pacific Corp.................................   446      77,711
#*  United Continental Holdings, Inc................... 6,748     309,328
    United Parcel Service, Inc. Class B................ 5,739     546,525
#*  United Rentals, Inc................................ 4,071     329,507
#   United Stationers, Inc............................. 1,810      74,988
    United Technologies Corp........................... 9,486   1,081,594
#   Universal Forest Products, Inc.....................   700      36,785
    URS Corp........................................... 3,026     151,905
    US Ecology, Inc....................................   600      21,456
*   USG Corp........................................... 1,700      52,020
    UTi Worldwide, Inc................................. 2,500      39,150
#   Valmont Industries, Inc............................   797     116,665
*   Verisk Analytics, Inc. Class A..................... 2,392     152,753
*   Versar, Inc........................................   489       2,391
    Viad Corp..........................................   809      21,269
*   Vicor Corp.........................................   600       6,198
*   Volt Information Sciences, Inc.....................   500       4,998
    VSE Corp...........................................   151       6,661
#*  Wabash National Corp............................... 1,846      25,309
*   WABCO Holdings, Inc................................ 1,483     127,864
    Wabtec Corp........................................ 3,200     236,192
    Waste Connections, Inc............................. 3,588     146,677
    Watsco, Inc........................................ 1,400     132,468
    Watts Water Technologies, Inc. Class A............. 1,100      61,622
#   Werner Enterprises, Inc............................ 1,314      34,243
*   Wesco Aircraft Holdings, Inc.......................   494      11,041
#*  WESCO International, Inc........................... 1,785     148,084
*   Willis Lease Finance Corp..........................    78       1,321
    Woodward, Inc...................................... 1,978      84,757
    WW Grainger, Inc...................................   405      94,964
#*  XPO Logistics, Inc.................................   385       9,594

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Xylem, Inc.........................................  3,586 $   119,629
                                                               -----------
Total Industrials......................................         40,390,940
                                                               -----------
Information Technology -- (15.5%)
#*  3D Systems Corp....................................  1,800     139,914
*   Accelrys, Inc......................................  1,845      23,210
    Accenture P.L.C. Class A........................... 11,246     898,330
*   ACI Worldwide, Inc.................................  1,129      68,429
    Activision Blizzard, Inc........................... 16,600     284,358
*   Actuate Corp.......................................  1,433      10,891
*   Acxiom Corp........................................  2,815     101,227
*   Adobe Systems, Inc.................................  6,689     395,922
#   ADTRAN, Inc........................................  2,743      69,645
*   Advanced Energy Industries, Inc....................    980      26,754
    Advent Software, Inc...............................  2,500      82,150
*   Agilysys, Inc......................................    761       9,969
*   Akamai Technologies, Inc...........................  3,032     144,566
#*  Alliance Data Systems Corp.........................    600     143,796
*   Alpha & Omega Semiconductor, Ltd...................    249       1,808
    Altera Corp........................................  4,995     166,983
    Amdocs, Ltd........................................  4,603     199,126
    American Software, Inc. Class A....................    400       4,032
#*  Amkor Technology, Inc..............................    768       4,070
    Amphenol Corp. Class A.............................    800      69,504
#*  Amtech Systems, Inc................................    200       1,934
    Analog Devices, Inc................................  5,187     250,376
*   Anaren, Inc........................................    400      11,180
    Anixter International, Inc.........................  1,157     101,492
*   ANSYS, Inc.........................................  1,200      94,236
*   AOL, Inc...........................................  3,607     166,211
    Apple, Inc.........................................  9,440   4,725,664
    Applied Materials, Inc............................. 23,345     392,663
*   ARRIS Group, Inc...................................  5,713     147,967
*   Arrow Electronics, Inc.............................  4,168     214,152
*   Aspen Technology, Inc..............................  1,856      84,578
*   Atmel Corp.........................................  6,502      54,357
*   ATMI, Inc..........................................  1,235      34,185
*   Autodesk, Inc......................................  4,404     225,705
    Automatic Data Processing, Inc.....................  5,760     441,216
    Avago Technologies, Ltd............................  3,000     163,920
*   AVG Technologies NV................................  1,100      18,249
#*  Avid Technology, Inc...............................  1,011       7,016
    Avnet, Inc.........................................  4,760     195,493
#*  Aware, Inc.........................................    500       3,250
    Badger Meter, Inc..................................    485      24,706
#*  Bankrate, Inc......................................  2,869      47,597
    Bel Fuse, Inc. Class B.............................    278       5,329
    Belden, Inc........................................  1,640     106,124
*   Benchmark Electronics, Inc.........................  1,618      36,777
    Black Box Corp.....................................    500      13,705
    Blackbaud, Inc.....................................    764      26,327
*   Blucora, Inc.......................................  1,400      35,854
    Booz Allen Hamilton Holding Corp...................  1,157      21,150

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Bottomline Technologies de, Inc....................     953 $   32,993
    Broadcom Corp. Class A.............................   4,452    132,492
    Broadridge Financial Solutions, Inc................   3,921    142,293
*   Brocade Communications Systems, Inc................  16,851    157,388
    Brooks Automation, Inc.............................   1,100     11,165
*   BTU International, Inc.............................     200        584
    CA, Inc............................................  12,859    412,517
*   Cabot Microelectronics Corp........................     768     30,966
#*  CACI International, Inc. Class A...................     900     66,618
#*  Cadence Design Systems, Inc........................   7,920    111,830
*   CalAmp Corp........................................     600     17,688
*   Calix, Inc.........................................   1,647     13,061
*   Cardtronics, Inc...................................   1,100     42,372
*   Cascade Microtech, Inc.............................     300      3,090
    Cass Information Systems, Inc......................     442     23,921
#*  Ceva, Inc..........................................     108      1,878
*   Checkpoint Systems, Inc............................   1,612     21,504
*   CIBER, Inc.........................................   2,092      8,117
*   Ciena Corp.........................................   4,191     97,776
#*  Cirrus Logic, Inc..................................     463      8,107
    Cisco Systems, Inc................................. 101,037  2,213,721
*   Citrix Systems, Inc................................   1,559     84,295
*   Clearfield, Inc....................................     600     14,970
*   Cognex Corp........................................   2,478     97,757
*   Cognizant Technology Solutions Corp. Class A.......   2,715    263,138
*   Coherent, Inc......................................     900     60,156
    Cohu, Inc..........................................     323      3,346
    Communications Systems, Inc........................     300      3,579
*   CommVault Systems, Inc.............................     801     55,325
    Computer Sciences Corp.............................   6,070    366,689
#   Computer Task Group, Inc...........................     610      9,858
    Compuware Corp.....................................   9,617     97,516
*   comScore, Inc......................................     268      7,346
    Comtech Telecommunications Corp....................     364     11,073
*   Comverse, Inc......................................     313     11,281
#*  Concur Technologies, Inc...........................   1,400    169,876
*   Constant Contact, Inc..............................     624     16,854
    Convergys Corp.....................................   4,549     92,663
*   Conversant, Inc....................................   2,580     55,470
*   CoreLogic, Inc.....................................   3,993    127,177
    Corning, Inc.......................................   8,335    143,445
*   CoStar Group, Inc..................................     883    151,911
*   Cray, Inc..........................................   1,325     39,074
#*  Cree, Inc..........................................   4,344    262,464
    CSG Systems International, Inc.....................   1,128     33,795
    CTS Corp...........................................     685     12,803
    Daktronics, Inc....................................   1,378     20,133
*   Datalink Corp......................................     240      3,487
#*  Dealertrack Technologies, Inc......................   1,373     64,050
#*  Demand Media, Inc..................................   1,267      7,311
*   Dice Holdings, Inc.................................   1,800     12,600
#   Diebold, Inc.......................................   3,080    103,457
*   Digi International, Inc............................     815      8,395

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
    Digimarc Corp......................................    127 $    4,646
*   Digital River, Inc.................................  1,636     28,761
*   Diodes, Inc........................................  1,336     30,608
#*  Dolby Laboratories, Inc. Class A...................  1,265     51,852
*   DSP Group, Inc.....................................     10         90
    DST Systems, Inc...................................  1,700    154,700
#*  DTS, Inc...........................................    453      9,391
    EarthLink Holdings Corp............................  3,454     14,990
*   eBay, Inc.......................................... 15,393    818,908
#   Ebix, Inc..........................................    960     13,037
#*  Echelon Corp.......................................    700      2,842
*   EchoStar Corp. Class A.............................  1,534     72,144
    Electro Rent Corp..................................    804     13,523
    Electro Scientific Industries, Inc.................  1,011     10,959
#*  Electronic Arts, Inc...............................  4,020    106,128
*   Electronics for Imaging, Inc.......................  2,109     89,358
#*  Ellie Mae, Inc.....................................    755     19,706
    EMC Corp........................................... 23,546    570,755
*   Emulex Corp........................................  2,986     21,977
*   Entegris, Inc......................................  3,413     35,905
*   Entropic Communications, Inc.......................  2,237      9,328
*   Envestnet, Inc.....................................     90      3,848
*   EPAM Systems, Inc..................................    610     24,949
    EPIQ Systems, Inc..................................  1,009     14,489
*   ePlus, Inc.........................................    400     21,576
#*  Equinix, Inc.......................................  1,116    206,683
#*  Euronet Worldwide, Inc.............................  1,560     66,862
*   Exar Corp..........................................  1,220     13,432
*   ExlService Holdings, Inc...........................  1,038     26,106
*   Extreme Networks...................................  2,741     20,064
#*  F5 Networks, Inc...................................  1,000    107,000
*   Fabrinet...........................................  1,414     26,117
*   Facebook, Inc. Class A............................. 16,100  1,007,377
#   FactSet Research Systems, Inc......................    844     89,270
    Fair Isaac Corp....................................  1,100     59,796
*   Fairchild Semiconductor International, Inc.........  3,440     43,894
*   FARO Technologies, Inc.............................    400     20,688
    FEI Co.............................................  1,200    112,464
    Fidelity National Information Services, Inc........  5,945    301,411
#*  Finisar Corp.......................................  3,823     90,643
#*  First Solar, Inc...................................  3,600    182,088
*   Fiserv, Inc........................................  3,387    189,841
*   FleetCor Technologies, Inc.........................  2,164    230,076
    FLIR Systems, Inc..................................  2,900     91,988
    Forrester Research, Inc............................    600     22,524
*   Fortinet, Inc......................................  2,600     55,120
#*  Freescale Semiconductor, Ltd.......................  1,600     29,008
*   Fusion-io, Inc.....................................  3,000     33,000
*   Gartner, Inc.......................................  1,400     98,462
*   Genpact, Ltd.......................................  7,378    125,205
*   Global Cash Access Holdings, Inc...................  2,100     17,808
    Global Payments, Inc...............................  2,119    140,045
*   Google, Inc. Class A...............................  2,813  3,322,069

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   GSI Group, Inc.....................................    618 $    6,668
*   GSI Technology, Inc................................    600      3,996
#*  GT Advanced Technologies, Inc......................  2,386     24,504
#*  Guidewire Software, Inc............................  1,078     50,892
    Hackett Group, Inc. (The)..........................    800      4,720
*   Harmonic, Inc......................................  4,973     32,623
    Harris Corp........................................  2,173    150,676
    Heartland Payment Systems, Inc.....................  1,088     46,904
    Hewlett-Packard Co................................. 40,650  1,178,850
*   Hittite Microwave Corp.............................    764     43,815
*   Hutchinson Technology, Inc.........................    900      3,420
    IAC/InterActiveCorp................................  2,800    196,112
#*  ID Systems, Inc....................................    400      2,420
*   Identive Group, Inc................................     28         27
*   iGATE Corp.........................................  1,502     50,692
*   Imation Corp.......................................    397      1,910
#*  Infinera Corp......................................  4,606     40,164
*   Informatica Corp...................................  3,972    160,310
*   Ingram Micro, Inc. Class A.........................  5,648    141,313
*   Innodata, Inc......................................    400      1,156
#*  Inphi Corp.........................................      6         69
*   Insight Enterprises, Inc...........................  1,499     31,629
*   Integrated Device Technology, Inc..................  2,264     21,848
*   Integrated Silicon Solution, Inc...................    700      8,239
    Intel Corp......................................... 62,445  1,532,400
*   Interactive Intelligence Group, Inc................    500     37,970
#   InterDigital, Inc..................................  1,200     34,500
*   Internap Network Services Corp.....................  1,900     15,485
    International Business Machines Corp...............  5,125    905,485
*   International Rectifier Corp.......................  2,400     62,424
    Intersil Corp. Class A.............................  5,929     67,235
*   Intevac, Inc.......................................    500      3,710
    Intuit, Inc........................................  3,300    241,725
#*  InvenSense, Inc....................................    473      9,313
#*  IPG Photonics Corp.................................    600     40,122
#*  Itron, Inc.........................................  1,479     59,722
*   Ixia...............................................  2,248     28,752
    IXYS Corp..........................................    734      9,314
#   j2 Global, Inc.....................................  1,601     72,605
    Jabil Circuit, Inc.................................  7,769    139,609
    Jack Henry & Associates, Inc.......................  2,900    161,762
#*  JDS Uniphase Corp..................................  7,648    101,642
*   Juniper Networks, Inc.............................. 21,880    582,227
*   Kemet Corp.........................................    318      1,755
*   Key Tronic Corp....................................    334      3,507
    KLA-Tencor Corp....................................  2,269    139,475
*   Kopin Corp.........................................  1,468      5,637
*   Kulicke & Soffa Industries, Inc....................  3,312     38,552
*   KVH Industries, Inc................................     99      1,305
*   Lam Research Corp..................................  5,219    264,134
*   Lattice Semiconductor Corp.........................  2,830     16,357
#   Leidos Holdings, Inc...............................  3,929    178,141
#   Lexmark International, Inc. Class A................  3,325    130,307

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
#*  Limelight Networks, Inc............................   1,080 $    2,063
    Linear Technology Corp.............................   2,800    124,712
*   LinkedIn Corp. Class A.............................     791    170,231
*   Lionbridge Technologies, Inc.......................     815      4,483
#*  Liquidity Services, Inc............................     101      2,401
    Littelfuse, Inc....................................     753     67,393
    LSI Corp...........................................  17,475    192,749
*   LTX-Credence Corp..................................   2,281     19,503
*   Magnachip Semiconductor Corp.......................   1,541     24,363
*   Manhattan Associates, Inc..........................   1,200     40,464
#   ManTech International Corp. Class A................     501     14,579
    Marchex, Inc. Class B..............................     700      6,552
    Marvell Technology Group, Ltd......................  14,497    216,440
    MasterCard, Inc. Class A...........................   7,750    586,520
    Maxim Integrated Products, Inc.....................   5,285    159,924
    MAXIMUS, Inc.......................................   1,750     74,147
#*  Measurement Specialties, Inc.......................     532     29,350
    Mentor Graphics Corp...............................   3,975     82,680
*   Mercury Systems, Inc...............................     763      8,164
    Methode Electronics, Inc...........................   1,300     43,758
    Micrel, Inc........................................   1,226     12,235
#   Microchip Technology, Inc..........................   1,100     49,346
*   Micron Technology, Inc.............................  32,511    749,053
*   MICROS Systems, Inc................................   2,400    133,272
*   Microsemi Corp.....................................   3,484     81,665
    Microsoft Corp..................................... 111,224  4,209,828
    MKS Instruments, Inc...............................   1,633     49,202
#*  ModusLink Global Solutions, Inc....................   1,100      5,665
*   MoneyGram International, Inc.......................     407      7,530
*   Monolithic Power Systems, Inc......................     810     26,479
    Monotype Imaging Holdings, Inc.....................   1,050     30,629
*   Monster Worldwide, Inc.............................   4,944     30,257
    Motorola Solutions, Inc............................   3,414    217,813
*   Move, Inc..........................................     995     14,069
    MTS Systems Corp...................................     534     37,556
*   Multi-Fineline Electronix, Inc.....................     722      9,964
*   Nanometrics, Inc...................................     527      8,927
#   National Instruments Corp..........................   3,276     95,004
*   NCI, Inc. Class A..................................     100        665
*   NCR Corp...........................................   3,777    132,913
    NetApp, Inc........................................   7,487    317,000
#*  NETGEAR, Inc.......................................   1,577     50,322
#*  Netlist, Inc.......................................     400        620
*   Netscout Systems, Inc..............................   1,300     45,916
#*  NetSuite, Inc......................................     849     89,298
#*  NeuStar, Inc. Class A..............................   2,061     69,847
*   Newport Corp.......................................   1,890     34,285
    NIC, Inc...........................................   1,200     26,088
#*  Nuance Communications, Inc.........................   6,872    105,348
    NVIDIA Corp........................................  26,341    413,554
#*  OmniVision Technologies, Inc.......................   1,293     19,899
#*  ON Semiconductor Corp..............................  19,904    166,397
#*  OpenTable, Inc.....................................     500     37,640

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
#*  Oplink Communications, Inc.........................    800 $   13,544
    Oracle Corp........................................ 43,403  1,601,571
*   OSI Systems, Inc...................................    500     28,965
*   Pandora Media, Inc.................................  2,164     78,055
*   PAR Technology Corp................................    300      1,623
    Park Electrochemical Corp..........................    523     15,779
    Paychex, Inc.......................................  3,062    128,053
#   PC Connection, Inc.................................    346      7,079
*   PDF Solutions, Inc.................................    439     10,404
    Pegasystems, Inc...................................    772     35,080
    Perceptron, Inc....................................    200      3,082
*   Perficient, Inc....................................  1,076     22,090
*   Pericom Semiconductor Corp.........................    400      3,312
#*  Photronics, Inc....................................    735      6,101
    Plantronics, Inc...................................  1,706     73,239
*   Plexus Corp........................................  1,200     46,920
*   PMC - Sierra, Inc..................................  7,989     52,328
*   Polycom, Inc.......................................  4,534     54,091
    Power Integrations, Inc............................    500     29,615
*   PRGX Global, Inc...................................    400      2,664
*   Progress Software Corp.............................  2,023     48,896
*   PTC, Inc...........................................  3,685    131,481
#*  Pulse Electronics Corp.............................     34        103
*   QLogic Corp........................................  3,968     45,910
    QUALCOMM, Inc...................................... 19,786  1,468,517
*   QuinStreet, Inc....................................    195      1,613
*   Qumu Corp..........................................    208      3,135
#*  Rackspace Hosting, Inc.............................  1,436     52,285
*   Radisys Corp.......................................    732      2,072
#*  Rambus, Inc........................................  2,900     25,839
*   RealNetworks, Inc..................................    971      7,069
*   Red Hat, Inc.......................................  1,304     73,676
*   Responsys, Inc.....................................    956     25,822
#*  RF Micro Devices, Inc..............................  7,369     39,277
    Richardson Electronics, Ltd........................    500      5,765
*   Riverbed Technology, Inc...........................  4,496     88,661
*   Rofin-Sinar Technologies, Inc......................    926     21,391
*   Rogers Corp........................................    581     35,267
*   Rosetta Stone, Inc.................................  1,153     12,775
*   Rovi Corp..........................................  5,069    107,513
*   Rudolph Technologies, Inc..........................    847      9,309
*   Saba Software, Inc.................................    600      7,800
*   Salesforce.com, Inc................................  5,907    357,551
    SanDisk Corp.......................................  6,766    470,575
*   Sanmina Corp.......................................  2,990     49,993
*   Sapient Corp.......................................  4,642     74,411
*   ScanSource, Inc....................................    825     30,970
    Science Applications International Corp............  2,245     83,087
*   Seachange International, Inc.......................  1,200     14,352
    Seagate Technology P.L.C...........................  6,300    333,018
#*  Semtech Corp.......................................  1,391     31,729
*   ServiceSource International, Inc...................    107        854
*   ShoreTel, Inc......................................  2,672     20,574

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   Silicon Image, Inc.................................  1,800 $ 10,062
*   Silicon Laboratories, Inc..........................  2,076   98,070
*   Skyworks Solutions, Inc............................  5,239  158,480
*   Smith Micro Software, Inc..........................    500      800
#*  SolarWinds, Inc....................................  1,200   47,868
    Solera Holdings, Inc...............................  1,500  100,245
#*  Sonus Networks, Inc................................ 11,379   34,137
#*  Spansion, Inc. Class A.............................    901   13,515
*   Speed Commerce, Inc................................    595    2,380
*   Splunk, Inc........................................    673   51,841
*   SS&C Technologies Holdings, Inc....................  2,982  115,761
*   Stamps.com, Inc....................................    486   19,178
*   StarTek, Inc.......................................    200    1,274
#*  Stratasys, Ltd.....................................  1,057  127,432
#*  SunEdison, Inc..................................... 10,601  147,460
#*  SunPower Corp......................................  1,361   44,042
*   Super Micro Computer, Inc..........................  2,458   50,536
*   support.com, Inc...................................  1,000    2,700
*   Sykes Enterprises, Inc.............................  1,556   32,614
    Symantec Corp...................................... 12,943  277,110
#*  Synaptics, Inc.....................................  1,378   80,420
#*  Synchronoss Technologies, Inc......................  1,129   30,099
*   SYNNEX Corp........................................  1,359   76,308
*   Synopsys, Inc......................................  4,159  165,778
*   Syntel, Inc........................................  1,200  101,100
*   Take-Two Interactive Software, Inc.................  2,791   53,531
    TE Connectivity, Ltd...............................  3,896  220,163
*   Tech Data Corp.....................................  1,421   76,620
*   TeleCommunication Systems, Inc. Class A............    971    2,204
*   Telenav, Inc.......................................  1,165    7,573
*   TeleTech Holdings, Inc.............................  1,480   32,294
#*  Teradata Corp......................................  1,800   74,016
#*  Teradyne, Inc......................................  7,877  148,166
#   Tessco Technologies, Inc...........................    126    4,195
    Tessera Technologies, Inc..........................  1,321   26,222
    Texas Instruments, Inc............................. 10,111  428,706
*   TheStreet, Inc.....................................    700    1,904
*   TIBCO Software, Inc................................  4,439   94,506
    Total System Services, Inc.........................  4,742  141,691
    Transact Technologies, Inc.........................    300    3,564
#*  Travelzoo, Inc.....................................    400    8,912
#*  Trimble Navigation, Ltd............................  2,726   88,132
*   TriQuint Semiconductor, Inc........................  3,705   30,752
#*  TTM Technologies, Inc..............................  1,468   11,759
*   Tyler Technologies, Inc............................    600   63,270
#*  Ubiquiti Networks, Inc.............................    327   13,472
*   Ultimate Software Group, Inc.......................    551   89,940
#*  Ultratech, Inc.....................................    500   12,650
*   Unisys Corp........................................  1,400   47,978
    United Online, Inc.................................    539    6,527
#*  Unwired Planet, Inc................................  2,043    3,412
#*  Vantiv, Inc. Class A...............................  1,571   47,664
#*  Veeco Instruments, Inc.............................    800   30,408

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
*   VeriFone Systems, Inc..............................  3,834 $   111,224
*   Verint Systems, Inc................................  1,581      71,841
#*  VeriSign, Inc......................................  1,924     113,035
#*  ViaSat, Inc........................................  1,464      87,123
*   Viasystems Group, Inc..............................    156       2,037
*   Video Display Corp.................................     37         140
*   Virtusa Corp.......................................  1,004      34,417
    Visa, Inc. Class A.................................  2,326     501,090
#*  Vishay Intertechnology, Inc........................  4,148      56,330
*   Vishay Precision Group, Inc........................    335       4,770
#*  VistaPrint NV......................................    852      41,646
#*  VMware, Inc. Class A...............................    700      63,098
*   Web.com Group, Inc.................................  1,200      40,560
#*  WebMD Health Corp..................................    742      35,542
*   Westell Technologies, Inc. Class A.................    700       2,625
    Western Digital Corp...............................  7,142     615,426
#   Western Union Co. (The)............................  1,020      15,708
*   WEX, Inc...........................................  1,150      94,714
    Xerox Corp......................................... 41,191     446,922
    Xilinx, Inc........................................  5,594     259,673
*   XO Group, Inc......................................    950      11,524
*   Yahoo!, Inc........................................ 15,190     547,144
*   Yelp, Inc..........................................    500      37,975
*   Zebra Technologies Corp. Class A...................  2,339     128,551
#*  Zix Corp...........................................  1,205       5,410
#*  Zygo Corp..........................................    500       7,015
*   Zynga, Inc. Class A................................ 11,100      48,840
                                                               -----------
Total Information Technology...........................         54,406,580
                                                               -----------
Materials -- (4.3%)
    A Schulman, Inc....................................  1,031      35,023
*   AEP Industries, Inc................................    179       7,883
    Air Products & Chemicals, Inc......................  1,854     194,930
    Airgas, Inc........................................  1,600     165,184
    Albemarle Corp.....................................  2,803     179,897
#   Alcoa, Inc......................................... 36,473     419,804
    Allegheny Technologies, Inc........................  4,175     131,262
#*  Allied Nevada Gold Corp............................  2,797      13,733
#*  AM Castle & Co.....................................    956      13,116
    AMCOL International Corp...........................    964      32,843
*   American Pacific Corp..............................    500      23,215
#   American Vanguard Corp.............................  1,265      29,399
#   Aptargroup, Inc....................................  2,590     165,242
*   Arabian American Development Co....................    500       5,700
    Ashland, Inc.......................................  2,065     191,653
    Avery Dennison Corp................................  5,104     251,474
    Axiall Corp........................................  2,225      88,777
    Balchem Corp.......................................    834      45,470
    Ball Corp..........................................  2,600     133,094
    Bemis Co., Inc.....................................  6,161     237,260
    Cabot Corp.........................................  2,600     126,542
*   Calgon Carbon Corp.................................  2,500      50,775
    Carpenter Technology Corp..........................  1,884     109,479

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Celanese Corp. Series A............................  2,192 $111,003
#*  Century Aluminum Co................................  3,446   40,215
    CF Industries Holdings, Inc........................  2,000  461,720
    Chase Corp.........................................    200    6,324
*   Chemtura Corp......................................  3,210   80,507
*   Clearwater Paper Corp..............................    734   41,801
#   Cliffs Natural Resources, Inc......................  5,889  113,775
    Commercial Metals Co...............................  4,700   89,582
    Compass Minerals International, Inc................  1,052   82,708
#*  Contango ORE, Inc..................................     50      550
*   Crown Holdings, Inc................................  2,584  106,202
    Cytec Industries, Inc..............................  1,000   89,970
    Deltic Timber Corp.................................    200   12,862
    Domtar Corp........................................  1,800  193,338
    Dow Chemical Co. (The)............................. 11,060  503,341
    Eagle Materials, Inc...............................  1,900  149,625
    Eastman Chemical Co................................  3,437  267,949
    Ecolab, Inc........................................  4,010  403,165
    EI du Pont de Nemours & Co.........................  5,400  329,454
*   Ferro Corp.........................................  1,762   22,166
#*  Flotek Industries, Inc.............................  1,507   32,416
    FMC Corp...........................................  1,968  139,000
    Freeport-McMoRan Copper & Gold, Inc................  8,580  278,078
#   FutureFuel Corp....................................  1,448   23,689
#*  General Moly, Inc..................................  2,819    3,637
#   Globe Specialty Metals, Inc........................  2,247   39,278
*   Graphic Packaging Holding Co....................... 13,794  131,043
    Greif, Inc. Class A................................    948   47,997
    Hawkins, Inc.......................................    400   14,084
    Haynes International, Inc..........................    300   15,342
    HB Fuller Co.......................................  3,100  144,398
*   Headwaters, Inc....................................  1,600   17,792
#*  Horsehead Holding Corp.............................  1,695   25,967
    Huntsman Corp......................................  7,232  158,525
    Innophos Holdings, Inc.............................    600   28,002
    Innospec, Inc......................................  1,000   42,840
    International Flavors & Fragrances, Inc............  1,224  106,096
    International Paper Co.............................  7,172  342,391
#*  Intrepid Potash, Inc...............................  2,295   33,737
#   Kaiser Aluminum Corp...............................    650   45,377
*   KapStone Paper and Packaging Corp..................  4,200  117,474
    KMG Chemicals, Inc.................................    300    4,698
    Koppers Holdings, Inc..............................    500   19,750
*   Kraton Performance Polymers, Inc...................  1,172   29,312
#   Kronos Worldwide, Inc..............................  2,007   31,068
*   Landec Corp........................................    900    9,675
#*  Louisiana-Pacific Corp.............................  3,500   61,355
*   LSB Industries, Inc................................    169    5,596
    LyondellBasell Industries NV Class A...............  3,623  285,347
#   Martin Marietta Materials, Inc.....................  1,606  175,070
    Materion Corp......................................    900   23,913
#*  McEwen Mining, Inc.................................  2,598    6,755
    MeadWestvaco Corp..................................  7,235  260,966

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
#*  Mercer International, Inc..........................  1,858 $ 17,354
    Minerals Technologies, Inc.........................  2,000  103,360
#*  Molycorp, Inc......................................    770    3,735
    Monsanto Co........................................  4,297  457,845
    Mosaic Co. (The)...................................  3,394  151,576
    Myers Industries, Inc..............................  1,200   22,980
    Neenah Paper, Inc..................................    900   39,096
#   NewMarket Corp.....................................    400  133,944
    Noranda Aluminum Holding Corp......................  2,079    6,778
    Nucor Corp.........................................  9,436  456,231
    Olympic Steel, Inc.................................    300    8,307
*   OM Group, Inc......................................  1,454   47,022
*   OMNOVA Solutions, Inc..............................  1,400   12,656
*   Owens-Illinois, Inc................................  7,407  237,320
    Packaging Corp. of America.........................  3,298  213,051
*   Penford Corp.......................................    200    2,476
    PH Glatfelter Co...................................  1,455   45,090
    PolyOne Corp.......................................  3,180  113,081
    PPG Industries, Inc................................  1,105  201,508
    Praxair, Inc.......................................  3,000  374,160
    Quaker Chemical Corp...............................    514   35,523
    Reliance Steel & Aluminum Co.......................  2,837  198,448
*   Resolute Forest Products, Inc......................  1,500   28,950
    Rock Tenn Co. Class A..............................  1,627  165,108
    Rockwood Holdings, Inc.............................  2,935  201,136
#   Royal Gold, Inc....................................  1,945  108,803
    RPM International, Inc.............................  4,632  183,751
*   RTI International Metals, Inc......................  1,265   39,367
#   Schnitzer Steel Industries, Inc. Class A...........    400   10,568
    Schweitzer-Mauduit International, Inc..............  1,300   59,969
    Scotts Miracle-Gro Co. (The) Class A...............  2,401  142,595
    Sealed Air Corp.................................... 11,732  365,921
#*  Senomyx, Inc.......................................    300    2,382
    Sensient Technologies Corp.........................  2,676  130,910
    Sherwin-Williams Co. (The).........................  1,600  293,216
    Sigma-Aldrich Corp.................................  2,000  185,940
    Silgan Holdings, Inc...............................  2,273  104,172
#*  Solitario Exploration & Royalty Corp...............  1,000      990
    Sonoco Products Co.................................  4,951  204,872
#   Southern Copper Corp...............................  3,250   90,935
    Steel Dynamics, Inc................................  7,698  127,017
    Stepan Co..........................................    766   48,557
*   Stillwater Mining Co...............................  4,770   59,816
*   SunCoke Energy, Inc................................  2,725   60,440
#   Synalloy Corp......................................    300    4,587
*   Texas Industries, Inc..............................  1,100   82,742
    Tredegar Corp......................................    811   20,105
    Tronox, Ltd. Class A...............................  1,900   41,724
*   United States Lime & Minerals, Inc.................    200   10,910
#   United States Steel Corp...........................  2,455   64,100
#*  Universal Stainless & Alloy Products, Inc..........    400   12,696
#   US Silica Holdings, Inc............................  1,234   36,551
#   Valhi, Inc.........................................  3,135   44,360

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Materials -- (Continued)
    Valspar Corp. (The)................................  3,600 $   253,008
#   Vulcan Materials Co................................  1,404      86,669
    Wausau Paper Corp..................................  2,700      36,882
    Westlake Chemical Corp.............................    700      85,078
    Worthington Industries, Inc........................  4,500     182,430
*   WR Grace & Co......................................    362      34,144
    Zep, Inc...........................................    611       9,800
*   Zoltek Cos., Inc...................................  1,500      25,050
                                                               -----------
Total Materials........................................         14,986,472
                                                               -----------
Real Estate Investment Trusts -- (0.0%)
#   Gaming and Leisure Properties, Inc.................  1,041      36,123
                                                               -----------
Telecommunication Services -- (1.9%)
*   8x8, Inc...........................................  1,108      11,235
#*  Alaska Communications Systems Group, Inc...........  2,700       5,886
    AT&T, Inc.......................................... 82,356   2,744,102
    Atlantic Tele-Network, Inc.........................  1,000      58,250
*   Boingo Wireless, Inc...............................    666       4,029
*   Cbeyond, Inc.......................................  1,402      10,179
#   CenturyLink, Inc...................................  6,253     180,462
*   Cincinnati Bell, Inc...............................  9,300      32,178
    Cogent Communications Group, Inc...................    900      37,233
    Consolidated Communications Holdings, Inc..........  1,988      38,925
#   Frontier Communications Corp....................... 42,397     199,266
*   General Communication, Inc. Class A................  2,200      21,406
#*  Hawaiian Telcom Holdco, Inc........................     33         896
    HickoryTech Corp...................................    380       5,438
    IDT Corp. Class B..................................    845      14,365
    Inteliquent, Inc...................................  1,747      20,265
#*  Iridium Communications, Inc........................  3,706      23,496
*   Leap Wireless International, Inc...................  1,800      31,590
#*  Level 3 Communications, Inc........................  2,454      78,773
    Lumos Networks Corp................................  1,300      24,713
    NTELOS Holdings Corp...............................    502       8,238
*   ORBCOMM, Inc.......................................    218       1,504
*   Premiere Global Services, Inc......................  2,546      27,751
    PTGi Holding, Inc..................................    482       1,770
*   SBA Communications Corp. Class A...................  2,400     222,600
    Shenandoah Telecommunications Co...................    800      20,080
#*  Sprint Corp........................................ 19,389     160,347
#*  Straight Path Communications, Inc. Class B.........    422       3,477
    T-Mobile US, Inc...................................  2,298      70,250
    Telephone & Data Systems, Inc......................  6,089     164,525
*   tw telecom, Inc....................................  1,188      34,999
    United States Cellular Corp........................  1,091      48,320
    USA Mobility, Inc..................................    810      11,551
    Verizon Communications, Inc........................ 44,056   2,115,569
*   Vonage Holdings Corp...............................  7,748      35,718

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Telecommunication Services -- (Continued)
    Windstream Holdings, Inc........................... 22,239 $  166,348
                                                               ----------
Total Telecommunication Services.......................         6,635,734
                                                               ----------
Utilities -- (2.7%)
    AES Corp...........................................  8,700    122,322
    AGL Resources, Inc.................................  4,247    202,922
    ALLETE, Inc........................................  1,118     55,878
    Alliant Energy Corp................................  2,236    116,182
    Ameren Corp........................................  1,900     71,896
    American Electric Power Co., Inc...................  5,600    273,336
    American States Water Co...........................  1,600     45,440
    American Water Works Co., Inc......................  3,000    127,710
    Aqua America, Inc..................................  5,778    138,383
#   Artesian Resources Corp. Class A...................    200      4,502
    Atmos Energy Corp..................................  3,068    147,295
#   Avista Corp........................................  2,035     58,669
    Black Hills Corp...................................  1,700     93,211
#*  Cadiz, Inc.........................................    200      1,518
    California Water Service Group.....................  1,750     40,757
*   Calpine Corp....................................... 13,700    260,026
    CenterPoint Energy, Inc............................  8,501    198,923
    Chesapeake Utilities Corp..........................    387     22,775
    Cleco Corp.........................................  2,137    104,414
    CMS Energy Corp....................................  5,802    161,238
#   Connecticut Water Service, Inc.....................    367     12,368
#   Consolidated Edison, Inc...........................  2,600    141,466
    Consolidated Water Co., Ltd........................    163      2,096
#   Delta Natural Gas Co., Inc.........................    149      3,102
    Dominion Resources, Inc............................  4,726    320,943
    DTE Energy Co......................................  2,700    184,194
    Duke Energy Corp...................................  6,039    426,474
#*  Dynegy, Inc........................................  1,191     24,249
    Edison International...............................  4,400    211,904
    El Paso Electric Co................................  1,393     50,747
    Empire District Electric Co. (The).................  2,410     55,309
    Entergy Corp.......................................  1,500     94,545
    Exelon Corp........................................  6,223    180,467
#   Gas Natural, Inc...................................    400      3,668
*   Genie Energy, Ltd. Class B.........................    400      4,000
    Great Plains Energy, Inc...........................  6,430    158,692
#   Hawaiian Electric Industries, Inc..................  3,306     86,022
#   IDACORP, Inc.......................................  1,800     94,914
    Integrys Energy Group, Inc.........................  2,881    156,553
    ITC Holdings Corp..................................  1,804    186,714
    Laclede Group, Inc. (The)..........................  1,456     66,816
    MDU Resources Group, Inc...........................  5,804    185,960
#   MGE Energy, Inc....................................  1,200     68,328
#   National Fuel Gas Co...............................  1,249     94,125
    New Jersey Resources Corp..........................  1,700     77,520
    NextEra Energy, Inc................................  5,000    459,650
    NiSource, Inc......................................  6,820    234,403
    Northeast Utilities................................  6,199    271,516
#   Northwest Natural Gas Co...........................  1,120     46,547

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      NorthWestern Corp.................................     1,317 $     59,542
      NRG Energy, Inc...................................    12,703      353,778
      OGE Energy Corp...................................     3,114      106,094
      Ormat Technologies, Inc...........................     2,077       51,198
#     Otter Tail Corp...................................     1,233       34,327
#     Pepco Holdings, Inc...............................     4,607       89,514
      PG&E Corp.........................................     3,391      142,931
      Piedmont Natural Gas Co., Inc.....................     2,746       90,673
      Pinnacle West Capital Corp........................     2,400      126,312
      PNM Resources, Inc................................     2,900       71,485
      Portland General Electric Co......................     1,200       36,216
      Public Service Enterprise Group, Inc..............     6,200      206,708
      Questar Corp......................................     6,400      149,248
#     SCANA Corp........................................     2,118      100,118
      Sempra Energy.....................................     1,846      171,143
      SJW Corp..........................................       811       23,203
      South Jersey Industries, Inc......................       690       36,805
      Southern Co. (The)................................     6,936      286,041
      Southwest Gas Corp................................     1,600       85,968
#     TECO Energy, Inc..................................     9,779      160,180
      UGI Corp..........................................     6,078      263,724
      UIL Holdings Corp.................................     1,864       72,081
      Unitil Corp.......................................       600       18,264
#     UNS Energy Corp...................................     1,400       83,832
      Vectren Corp......................................     3,399      124,131
#     Westar Energy, Inc................................     4,495      149,099
      WGL Holdings, Inc.................................     1,801       68,042
#     Wisconsin Energy Corp.............................     4,200      179,214
      Xcel Energy, Inc..................................     4,400      127,204
#     York Water Co.....................................       300        6,111
                                                                   ------------
Total Utilities.........................................              9,623,875
                                                                   ------------
TOTAL COMMON STOCKS.....................................            315,514,678
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights 01/04/16....    11,318          453
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16...       358           --
o*    U.S. Concrete, Inc. Warrants Class A 08/31/17.....        20           88
o*    U.S. Concrete, Inc. Warrants Class B 08/31/17.....        20           57
TOTAL RIGHTS/WARRANTS...................................                    598
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional Liquid Reserves, 0.060%   499,981      499,981
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@  DFA Short Term Investment Fund.................... 3,048,131   35,266,874
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $245,893,523)^^.................................           $351,282,131
                                                                   ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                    ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary.......... $ 45,200,411          --   --    $ 45,200,411
   Consumer Staples................   22,320,321          --   --      22,320,321
   Energy..........................   31,633,608          --   --      31,633,608
   Financials......................   51,868,653 $        66   --      51,868,719
   Health Care.....................   38,411,661         234   --      38,411,895
   Industrials.....................   40,390,940          --   --      40,390,940
   Information Technology..........   54,406,580          --   --      54,406,580
   Materials.......................   14,986,472          --   --      14,986,472
   Real Estate Investment Trusts...       36,123          --   --          36,123
   Telecommunication Services......    6,635,734          --   --       6,635,734
   Utilities.......................    9,623,875          --   --       9,623,875
Rights/Warrants....................           --         598   --             598
Temporary Cash Investments.........      499,981          --   --         499,981
Securities Lending Collateral......           --  35,266,874   --      35,266,874
                                    ------------ -----------   --    ------------
TOTAL.............................. $316,014,359 $35,267,772   --    $351,282,131
                                    ============ ===========   ==    ============

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (92.7%)

AUSTRALIA -- (5.4%)
    Adelaide Brighton, Ltd............................. 17,121 $ 56,659
    AGL Energy, Ltd....................................  6,619   88,085
#   ALS Ltd/Queensland.................................  7,053   49,252
*   Alumina, Ltd....................................... 88,210   97,831
    Amalgamated Holdings, Ltd..........................  2,408   17,093
    Amcor, Ltd......................................... 17,823  167,185
    AMP, Ltd........................................... 41,118  153,478
#   Ansell, Ltd........................................  3,835   64,286
    AP Eagers, Ltd.....................................  1,880    8,577
    APA Group.......................................... 17,435   91,351
#*  APN News & Media, Ltd..............................  5,205    2,146
#*  Aquarius Platinum, Ltd.............................  3,816    2,535
*   Aquila Resources, Ltd..............................    940    1,993
    Arrium, Ltd........................................ 38,188   51,918
    ASX, Ltd...........................................  2,749   85,607
    Atlas Iron, Ltd.................................... 28,989   25,424
*   Aurora Oil & Gas, Ltd.............................. 11,648   27,851
#   Ausdrill, Ltd......................................  7,076    5,567
    Ausenco, Ltd.......................................  2,832    1,729
    Australia & New Zealand Banking Group, Ltd......... 17,350  457,003
    Australian Infrastructure Fund..................... 14,370       88
    Australian Pharmaceutical Industries, Ltd.......... 40,511   21,085
    Automotive Holdings Group, Ltd.....................  6,452   21,155
    Aveo Group.........................................  5,653   10,518
*   AWE, Ltd........................................... 19,789   22,449
    Bank of Queensland, Ltd............................  8,344   83,211
    Beach Energy, Ltd.................................. 48,447   60,359
    Bendigo and Adelaide Bank, Ltd..................... 10,051  102,002
    BHP Billiton, Ltd..................................  4,266  136,236
    BHP Billiton, Ltd. Sponsored ADR...................  9,527  609,252
*   Billabong International, Ltd....................... 13,929    7,332
*   BlueScope Steel, Ltd............................... 18,055   85,293
#   Boral, Ltd......................................... 25,099  104,242
#   Bradken, Ltd.......................................  7,516   32,869
    Brambles, Ltd...................................... 16,209  127,769
#   Breville Group, Ltd................................  3,217   22,883
#   Brickworks, Ltd....................................    857   10,647
#   Cabcharge Australia, Ltd...........................  4,103   13,745
    Caltex Australia, Ltd..............................  4,341   73,503
#   Cardno, Ltd........................................  5,816   32,580
*   Coal of Africa, Ltd................................  2,428      272
    Coca-Cola Amatil, Ltd..............................  7,199   73,610
    Commonwealth Bank of Australia.....................  8,591  557,783
    Computershare, Ltd.................................  2,805   27,405
    Crowe Horwath Australasia, Ltd..................... 11,744    2,619
    Crown Resorts, Ltd.................................  5,061   73,864
    CSL, Ltd...........................................  3,411  209,954
    CSR, Ltd........................................... 19,181   49,069
#   David Jones, Ltd................................... 17,745   46,415
#   Decmil Group, Ltd.................................. 10,092   17,258
    Downer EDI, Ltd.................................... 20,951   90,258

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
#*  Drillsearch Energy, Ltd............................ 23,451 $ 29,629
    DuluxGroup, Ltd....................................  7,839   36,720
    Echo Entertainment Group, Ltd...................... 15,328   31,675
    Emeco Holdings, Ltd................................ 18,108    4,132
*   Energy Resources of Australia, Ltd.................  5,657    6,253
    Envestra, Ltd...................................... 15,764   15,736
#   Evolution Mining, Ltd.............................. 15,680    8,581
#   Fairfax Media, Ltd................................. 41,918   24,518
#   Fortescue Metals Group, Ltd........................ 15,714   72,889
    GrainCorp, Ltd. Class A............................  8,657   57,519
#   GUD Holdings, Ltd..................................  7,446   40,877
#*  Gunns, Ltd......................................... 26,718       --
    GWA Group, Ltd.....................................  8,700   22,802
#   Harvey Norman Holdings, Ltd........................ 14,320   37,511
    Hills Holdings, Ltd................................  5,399    8,275
#*  Horizon Oil, Ltd................................... 50,760   14,864
#   iiNET, Ltd.........................................  7,010   41,281
#   Iluka Resources, Ltd...............................  2,812   21,467
    Imdex, Ltd......................................... 11,826    6,822
    Incitec Pivot, Ltd................................. 44,655  111,546
    Independence Group NL..............................  9,079   26,084
#*  Infigen Energy..................................... 28,218    5,839
    Insurance Australia Group, Ltd..................... 59,316  284,116
#   Invocare, Ltd......................................  3,621   33,270
    IOOF Holdings, Ltd.................................  1,869   14,403
#   James Hardie Industries P.L.C......................  9,898  111,874
#   JB Hi-Fi, Ltd......................................  2,539   39,967
#   Leighton Holdings, Ltd.............................    453    6,511
    Lend Lease Group................................... 15,736  144,955
#*  Linc Energy, Ltd.(BHB1P05).........................     39       41
*   Linc Energy, Ltd.(B12CM37)......................... 13,965   11,268
#   M2 Group, Ltd......................................  8,392   45,428
*   Macmahon Holdings, Ltd............................. 77,872    9,215
    Macquarie Atlas Roads Group........................  5,778   14,266
    Macquarie Group, Ltd...............................  7,486  353,157
#   McPherson's, Ltd...................................  5,484    6,422
#   Metcash, Ltd....................................... 29,424   77,647
    Mineral Resources, Ltd.............................  2,905   28,606
#   Monadelphous Group, Ltd............................  2,454   34,239
    Mount Gibson Iron, Ltd............................. 33,294   30,493
#   Myer Holdings, Ltd................................. 19,907   44,022
    National Australia Bank, Ltd....................... 31,575  917,936
    Navitas, Ltd.......................................  9,213   54,522
    New Hope Corp., Ltd................................  4,695   14,373
    Newcrest Mining, Ltd............................... 11,689   96,413
    NIB Holdings, Ltd.................................. 20,748   45,919
#   NRW Holdings, Ltd..................................  1,833    2,011
    Nufarm, Ltd........................................ 10,498   35,683
    Oil Search, Ltd.................................... 19,858  139,516
    Orica, Ltd......................................... 11,216  230,873
    Origin Energy, Ltd................................. 40,702  497,407
*   Orora, Ltd......................................... 17,823   19,965
    OZ Minerals, Ltd...................................  8,864   27,187

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    Pacific Brands, Ltd................................ 11,725 $  6,259
#*  Paladin Energy, Ltd................................ 27,922   12,307
    PanAust, Ltd.......................................  6,112    8,656
    Panoramic Resources, Ltd...........................  2,242      469
    Perpetual, Ltd.....................................    241    9,919
*   Perseus Mining, Ltd................................ 13,256    4,302
    Platinum Asset Management, Ltd.....................  5,043   30,003
    Premier Investments, Ltd...........................  5,059   33,687
    Primary Health Care, Ltd........................... 16,607   72,139
    Prime Media Group, Ltd.............................    500      437
    Programmed Maintenance Services, Ltd...............  4,628   12,479
#*  Qantas Airways, Ltd................................ 18,155   17,384
    QBE Insurance Group, Ltd...........................  9,065   91,065
#*  Ramelius Resources, Ltd............................ 11,028    1,175
    Ramsay Health Care, Ltd............................  1,882   72,263
    REA Group, Ltd.....................................  1,149   40,836
*   Recall Holdings, Ltd...............................  3,241   12,735
    Regis Resources, Ltd...............................  6,914   16,004
*   Resolute Mining, Ltd............................... 19,030    8,860
    Retail Food Group, Ltd.............................  4,962   18,209
    Rio Tinto, Ltd.....................................  4,215  239,505
*   Roc Oil Co., Ltd................................... 42,871   17,228
    SAI Global, Ltd....................................  7,061   23,172
    Santos, Ltd........................................ 36,676  428,515
*   Senex Energy, Ltd.................................. 26,881   15,454
#   Seven Group Holdings, Ltd..........................  1,365    9,271
    Seven West Media, Ltd..............................  3,016    5,776
*   Silex Systems, Ltd.................................  1,748    3,167
#*  Silver Lake Resources, Ltd.........................  2,487    1,291
*   Sims Metal Management, Ltd.........................  4,913   44,604
*   Sims Metal Management, Ltd. Sponsored ADR..........    819    7,387
    Sonic Healthcare, Ltd..............................  7,234  104,415
    Southern Cross Media Group, Ltd....................  4,361    5,987
    SP AusNet.......................................... 63,278   68,818
    Spark Infrastructure Group......................... 27,962   40,161
#*  St Barbara, Ltd.................................... 15,052    3,980
    STW Communications Group, Ltd...................... 25,450   32,280
    Suncorp Group, Ltd................................. 25,817  274,443
    Super Retail Group, Ltd............................  3,025   28,348
    Sydney Airport..................................... 11,734   40,469
    Tassal Group, Ltd..................................  9,649   27,915
    Tatts Group, Ltd................................... 41,701  109,010
    Telstra Corp., Ltd................................. 22,503  101,282
#*  Ten Network Holdings, Ltd.......................... 46,073   14,338
    Toll Holdings, Ltd................................. 13,954   68,147
    Tox Free Solutions, Ltd............................  9,194   26,811
    TPG Telecom, Ltd................................... 17,780   83,982
    Transfield Services, Ltd........................... 16,298   11,344
*   Transpacific Industries Group, Ltd................. 22,650   22,103
    Transurban Group................................... 15,469   93,466
    Treasury Wine Estates, Ltd......................... 25,027   80,055
#   UGL, Ltd...........................................  3,425   20,983
    UXC, Ltd........................................... 25,057   23,163

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
AUSTRALIA -- (Continued)
    Village Roadshow, Ltd..............................  3,334 $    20,657
    Wesfarmers, Ltd.................................... 11,348     416,377
    Western Areas, Ltd.................................  9,660      22,412
    Westpac Banking Corp...............................  9,963     268,518
    Westpac Banking Corp. Sponsored ADR................ 13,460     360,324
#*  Whitehaven Coal, Ltd...............................  5,539       8,695
    Woodside Petroleum, Ltd............................  9,485     310,205
    Woolworths, Ltd....................................  9,342     278,513
    WorleyParsons, Ltd.................................  2,355      33,921
                                                               -----------
TOTAL AUSTRALIA........................................         12,443,700
                                                               -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG.............................     20       2,368
    Andritz AG.........................................  1,251      68,645
    Atrium European Real Estate, Ltd...................     80         449
    CA Immobilien Anlagen AG...........................    188       3,270
    Conwert Immobilien Invest SE.......................  2,303      29,830
    Erste Group Bank AG................................  4,500     163,272
#   EVN AG.............................................    995      15,489
    Flughafen Wien AG..................................     68       5,468
    IMMOFINANZ AG...................................... 20,689      97,582
#   Lenzing AG.........................................    121       7,321
    Mayr Melnhof Karton AG.............................    163      19,921
    Oesterreichische Post AG...........................    700      32,261
    OMV AG.............................................  5,134     222,138
    Palfinger AG.......................................    699      29,341
    Raiffeisen Bank International AG...................    322      12,347
    Rosenbauer International AG........................    124      10,362
    Schoeller-Bleckmann Oilfield Equipment AG..........    340      35,497
    Semperit AG Holding................................    381      19,251
    Strabag SE.........................................    447      13,314
    Telekom Austria AG.................................  4,093      35,757
    UNIQA Insurance Group AG...........................  3,890      50,167
    Verbund AG.........................................  1,953      41,142
    Voestalpine AG.....................................  3,008     134,631
    Zumtobel AG........................................    366       8,009
                                                               -----------
TOTAL AUSTRIA..........................................          1,057,832
                                                               -----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV..........................    653      70,527
    Ageas..............................................  5,736     246,141
*   AGFA-Gevaert NV....................................  7,268      21,445
    Anheuser-Busch InBev NV............................  3,013     288,774
    Anheuser-Busch InBev NV Sponsored ADR..............  4,320     414,245
    Arseus NV..........................................  1,195      42,680
    Banque Nationale de Belgique.......................      8      34,467
    Barco NV...........................................    191      14,467
#   Belgacom SA........................................  5,808     165,797
    Cie d'Entreprises CFE..............................    624      54,624
    Colruyt SA.........................................  1,026      58,203
    D'ieteren SA.......................................    646      30,955
*   Deceuninck NV......................................  4,912      14,029

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    Delhaize Group SA Sponsored ADR....................  2,009 $  128,536
    Econocom Group.....................................  2,683     28,368
#   Elia System Operator SA............................    896     41,247
    EVS Broadcast Equipment SA.........................    396     23,717
    Exmar NV...........................................  1,452     22,756
#*  Galapagos NV.......................................  2,035     49,178
    KBC Groep NV.......................................  4,970    293,131
    Kinepolis Group NV.................................    285     45,236
    NV Bekaert SA......................................    716     24,648
#   Nyrstar NV.........................................  7,145     27,428
    Recticel SA........................................  1,539     14,134
    Sioen Industries NV................................    344      4,105
    Sipef SA...........................................    152     11,768
    Solvay SA..........................................  1,658    231,493
    Telenet Group Holding NV...........................  1,517     90,110
    Tessenderlo Chemie NV..............................  1,427     37,127
#*  ThromboGenics NV...................................  1,084     27,342
    UCB SA.............................................  1,537    108,681
    Umicore SA.........................................  3,536    151,197
    Van de Velde NV....................................    285     14,273
                                                               ----------
TOTAL BELGIUM..........................................         2,830,829
                                                               ----------
CANADA -- (8.0%)
#*  5N Plus, Inc.......................................  1,597      4,001
*   Advantage Oil & Gas, Ltd...........................  4,130     16,798
    Aecon Group, Inc...................................  1,864     25,908
#   AG Growth International, Inc.......................    900     37,689
    AGF Management, Ltd. Class B.......................  1,802     18,445
    Agnico Eagle Mines, Ltd.(008474108)................  1,200     37,296
#   Agnico Eagle Mines, Ltd.(2009823)..................  3,798    118,194
    Agrium, Inc.(008916108)............................    956     83,268
    Agrium, Inc.(2213538)..............................    700     61,034
    Aimia, Inc.........................................  4,823     83,664
    Alacer Gold Corp...................................  5,702     12,031
#   Alamos Gold, Inc...................................  2,800     25,693
#   Algonquin Power & Utilities Corp...................  5,400     35,345
    Alimentation Couche Tard, Inc. Class B.............  1,100     81,156
#   AltaGas, Ltd.......................................  3,700    137,602
#*  Alvopetro Energy, Ltd..............................  1,400      1,383
#   ARC Resources, Ltd.................................  3,860    100,681
*   Argonaut Gold, Inc.................................  4,400     19,832
    Atco, Ltd. Class I.................................  2,000     89,535
*   Atrium Innovations, Inc............................  1,900     40,909
*   ATS Automation Tooling Systems, Inc................  3,050     38,065
    AuRico Gold, Inc.(05155C105).......................    800      3,672
#   AuRico Gold, Inc.(2287317).........................  7,525     34,525
*   Avigilon Corp......................................  1,000     28,795
*   B2Gold Corp........................................  8,300     19,600
#*  Ballard Power Systems, Inc......................... 10,800     22,885
    Bank of Montreal...................................  9,179    560,918
    Bank of Nova Scotia(064149107).....................  3,193    175,104
    Bank of Nova Scotia(2076281)....................... 10,879    596,819
*   Bankers Petroleum, Ltd............................. 11,300     43,424

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Barrick Gold Corp.................................. 11,539 $222,336
#   Baytex Energy Corp.................................    821   29,972
    BCE, Inc...........................................  3,527  148,079
#   Bell Aliant, Inc...................................  1,035   23,874
*   Bellatrix Exploration, Ltd.........................  3,932   28,173
*   Birchcliff Energy, Ltd.............................  1,100    8,346
#   Black Diamond Group, Ltd...........................  1,100   29,610
*   BlackBerry, Ltd.(09228F103)........................  7,501   70,884
#*  BlackBerry, Ltd.(BCBHZ31)..........................  3,974   37,644
#*  BlackPearl Resources, Inc.......................... 11,279   25,318
    Bombardier, Inc. Class A...........................  4,700   17,175
#   Bombardier, Inc. Class B........................... 22,025   79,498
    Bonavista Energy Corp..............................  5,400   71,176
#   Bonterra Energy Corp...............................    316   14,566
#   Brookfield Asset Management, Inc. Class A..........  4,056  154,046
#   Brookfield Office Properties, Inc..................  4,300   80,382
*   Brookfield Residential Properties, Inc.............  1,398   31,623
    CAE, Inc...........................................  3,208   40,642
    Calfrac Well Services, Ltd.........................  1,008   26,989
    Cameco Corp.(13321L108)............................  1,398   29,666
    Cameco Corp.(2166160)..............................  6,230  132,403
#   Canaccord Genuity Group, Inc.......................  2,723   16,723
    Canada Bread Co., Ltd..............................    200   12,552
    Canadian Imperial Bank of Commerce(136069101)......    498   38,705
#   Canadian Imperial Bank of Commerce(2170525)........  4,415  343,171
    Canadian National Railway Co.......................  1,800   96,339
    Canadian Natural Resources, Ltd.(136385101)........  4,197  137,452
    Canadian Natural Resources, Ltd.(2171573).......... 10,814  354,592
#   Canadian Oil Sands, Ltd............................  6,903  124,084
#   Canadian Tire Corp., Ltd. Class A..................  2,097  179,000
    Canadian Utilities, Ltd. Class A...................  1,600   54,447
#   Canadian Western Bank..............................  2,700   88,315
    Canam Group, Inc. Class A..........................  3,700   45,613
#   Canexus Corp.......................................  3,600   18,586
*   Canfor Corp........................................  2,800   72,077
#   Canfor Pulp Products, Inc..........................    779    8,463
    Canyon Services Group, Inc.........................    400    3,864
    Capital Power Corp.................................  2,241   45,856
    Capstone Infrastructure Corp.......................  2,119    6,868
*   Capstone Mining Corp...............................  8,100   21,018
    Cascades, Inc......................................  2,800   17,246
*   Catamaran Corp.....................................  2,000   97,311
    CCL Industries, Inc. Class B.......................    615   44,368
*   Celestica, Inc.....................................  3,495   34,675
    Cenovus Energy, Inc.(15135U109)....................  1,097   28,687
    Cenovus Energy, Inc.(B57FG04)......................  4,841  126,659
    Centerra Gold, Inc.................................  4,100   15,866
*   Cequence Energy, Ltd...............................  4,200    6,486
*   China Gold International Resources Corp., Ltd......  1,985    5,668
#   CI Financial Corp..................................  2,000   62,456
#   Cineplex, Inc......................................  1,135   41,252
    Cogeco Cable, Inc..................................  1,000   45,674
    Cogeco, Inc........................................    100    4,396

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   COM DEV International, Ltd.........................  7,300 $ 26,808
    Computer Modelling Group, Ltd......................    438   10,866
*   Connacher Oil and Gas, Ltd......................... 25,008    4,828
    Constellation Software, Inc........................    235   50,498
#   Corus Entertainment, Inc. Class B..................  2,405   53,401
    Cott Corp..........................................  1,772   13,937
*   Crew Energy, Inc...................................  2,300   14,972
#   Davis + Henderson Corp.............................  1,700   42,708
*   DeeThree Exploration, Ltd..........................  3,900   32,356
*   Denison Mines Corp.................................  9,271   12,986
*   Descartes Systems Group, Inc. (The)................  4,200   60,337
    Dollarama, Inc.....................................  1,000   75,421
*   Dominion Diamond Corp..............................  1,359   19,792
    Dorel Industries, Inc. Class B.....................    800   29,077
#*  Dundee Precious Metals, Inc........................  3,100   11,106
*   Eastern Platinum, Ltd.............................. 24,600    1,988
#   Emera, Inc.........................................    500   14,083
    Empire Co., Ltd....................................  1,200   76,595
#   Enbridge Income Fund Holdings, Inc.................  1,600   35,498
#   Enbridge, Inc......................................  7,312  306,989
    Encana Corp........................................  7,156  128,631
#*  Endeavour Silver Corp..............................  3,000   13,064
    Enerflex, Ltd......................................  1,300   18,092
*   Energy Fuels, Inc..................................    205    1,619
#   Enerplus Corp......................................  3,304   59,806
    Ensign Energy Services, Inc........................  3,200   47,264
    Equitable Group, Inc...............................  1,300   55,770
#   Exchange Income Corp...............................    500   10,065
    Finning International, Inc.........................  4,696  113,632
    First Capital Realty, Inc..........................  3,400   53,393
*   First Majestic Silver Corp.........................  2,300   24,017
#   First Quantum Minerals, Ltd........................ 11,639  208,271
    FirstService Corp..................................    900   36,299
*   Fortuna Silver Mines, Inc..........................  6,100   22,072
    Genworth MI Canada, Inc............................  1,736   51,920
#   George Weston, Ltd.................................  1,400   97,507
    Gibson Energy, Inc.................................  3,545   86,194
    Gildan Activewear, Inc.(375916103).................    599   31,921
    Gildan Activewear, Inc.(2254645)...................    675   35,988
    GMP Capital, Inc...................................    337    2,200
    Goldcorp, Inc.(380956409)..........................  3,076   76,562
    Goldcorp, Inc.(2676302)............................  4,500  112,283
#*  Golden Star Resources, Ltd.........................  2,800    1,710
*   Gran Tierra Energy, Inc............................  5,876   44,370
*   Great Canadian Gaming Corp.........................  4,400   54,716
#   Great-West Lifeco, Inc.............................  1,500   42,626
*   Heroux-Devtek, Inc.................................  2,177   20,954
#   Home Capital Group, Inc............................    900   62,368
    HudBay Minerals, Inc...............................  6,400   50,798
#   Husky Energy, Inc..................................  3,300   98,044
    IAMGOLD Corp.(450913108)...........................  6,499   23,721
    IAMGOLD Corp.(2446646).............................  8,500   31,214
    IGM Financial, Inc.................................    700   33,939

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  Imax Corp..........................................  1,600 $ 44,261
*   Imperial Metals Corp...............................  3,800   57,388
    Imperial Oil, Ltd.(453038408)......................    799   32,623
#   Imperial Oil, Ltd.(2454241)........................  1,900   77,706
    Indigo Books & Music, Inc..........................  1,191    9,410
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  2,300   91,546
#   Innergex Renewable Energy, Inc.....................  2,900   27,236
    Intact Financial Corp..............................    900   54,788
*   International Forest Products, Ltd. Class A........  3,400   47,348
    Intertape Polymer Group, Inc.......................  1,600   17,986
*   Ithaca Energy, Inc.................................  6,562   14,965
#*  Ivanhoe Energy, Inc................................  2,820    1,418
#*  Jaguar Mining, Inc.................................  2,600      128
    Jean Coutu Group PJC, Inc. (The) Class A...........  1,300   22,504
#   Just Energy Group, Inc.............................  2,638   18,499
*   Katanga Mining, Ltd................................ 20,369    7,498
*   Kelt Exploration, Ltd..............................    600    5,818
    Keyera Corp........................................  1,400   82,963
#   Killam Properties, Inc.............................  2,800   26,598
    Kinross Gold Corp.(496902404)...................... 13,576   62,178
    Kinross Gold Corp.(B03Z841)........................ 13,785   63,247
#*  Kirkland Lake Gold, Inc............................  1,200    3,491
#*  Lake Shore Gold Corp...............................  9,481    6,129
    Laurentian Bank of Canada..........................  1,000   41,059
*   Legacy Oil + Gas, Inc..............................  1,926    9,736
#   Leisureworld Senior Care Corp......................  1,738   18,898
    Leon's Furniture, Ltd..............................    536    7,180
#   Lightstream Resources, Ltd.........................  1,261    7,031
    Linamar Corp.......................................  1,800   69,139
#   Loblaw Cos., Ltd...................................  2,244   86,677
    Long Run Exploration, Ltd..........................    583    2,687
*   Lundin Mining Corp................................. 14,510   63,447
    MacDonald Dettwiler & Associates, Ltd..............  1,243   88,302
    Magna International, Inc...........................  3,300  280,296
    Major Drilling Group International, Inc............  2,100   15,235
    Manitoba Telecom Services, Inc.....................  1,300   34,573
    Manulife Financial Corp.(56501R106)................  6,970  128,457
#   Manulife Financial Corp.(2492519).................. 19,166  353,635
    Maple Leaf Foods, Inc..............................  2,592   36,655
    Martinrea International, Inc.......................  1,814   15,163
#   Methanex Corp......................................  2,100  125,595
    Metro, Inc.........................................  1,200   68,967
#*  Migao Corp.........................................  3,700    3,920
#   Morneau Shepell, Inc...............................    591    7,742
#   Mullen Group, Ltd..................................  2,000   48,485
#   National Bank of Canada............................  1,950  146,090
    Nevsun Resources, Ltd.(64156L101)..................  7,157   26,195
    Nevsun Resources, Ltd.(2631486)....................      8       29
#   New Flyer Industries, Inc..........................    878    8,719
*   New Gold, Inc......................................  7,300   41,883
    Newalta Corp.......................................  1,080   16,087
    Norbord, Inc.......................................    900   25,236
*   Nordion, Inc.......................................  2,200   20,978

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  North American Palladium, Ltd......................  4,800 $  1,918
    North West Co., Inc. (The).........................  1,300   29,671
#   Northland Power, Inc...............................  2,700   39,491
*   NuVista Energy, Ltd................................  2,200   16,277
*   OceanaGold Corp.................................... 11,653   21,135
    Pacific Rubiales Energy Corp.......................  6,825  103,746
*   Paladin Labs, Inc..................................    200   22,267
*   Paramount Resources, Ltd. Class A..................  1,100   41,393
*   Parex Resources, Inc...............................  2,921   19,172
#   Parkland Fuel Corp.................................  1,800   29,059
    Pason Systems, Inc.................................    700   15,807
*   Pembina Pipeline Corp.(B4PPQG5)....................    800   27,440
#   Pembina Pipeline Corp.(B4PT2P8)....................  2,820   96,798
#   Pengrowth Energy Corp.............................. 13,189   85,262
#   Penn West Petroleum, Ltd........................... 12,096   90,469
    Peyto Exploration & Development Corp...............  2,442   71,574
*   Pilot Gold, Inc....................................    325      303
#*  Poseidon Concepts Corp.............................  6,629       13
    Potash Corp. of Saskatchewan, Inc..................  5,737  179,875
    Precision Drilling Corp............................  4,434   39,692
    Progressive Waste Solutions, Ltd...................  3,633   83,506
    Quebecor, Inc. Class B.............................  2,400   51,114
*   Questerre Energy Corp. Class A.....................  7,500    8,148
    Reitmans Canada, Ltd. Class A......................    700    3,494
    Richelieu Hardware, Ltd............................  1,151   46,071
#   Ritchie Bros Auctioneers, Inc......................  1,800   41,374
*   RMP Energy, Inc....................................  7,100   39,205
    Rogers Communications, Inc. Class B................  1,434   60,285
#   Rogers Sugar, Inc..................................  1,700    7,006
#   RONA, Inc..........................................  2,096   23,505
#   Royal Bank of Canada............................... 12,404  767,684
#   Russel Metals, Inc.................................  2,600   66,975
#*  San Gold Corp......................................  4,200      622
#*  Santonia Energy, Inc...............................    900      937
    Saputo, Inc........................................    800   37,674
    Savanna Energy Services Corp.......................  4,268   30,197
    SEMAFO, Inc........................................  8,000   25,787
#   Shaw Communications, Inc. Class B..................  1,951   43,040
    ShawCor, Ltd.......................................  1,300   47,471
    Sherritt International Corp........................  6,600   20,385
    Shoppers Drug Mart Corp............................  2,766  145,782
*   Sierra Wireless, Inc...............................  2,595   53,094
*   Silver Standard Resources, Inc.....................  3,100   24,327
    Silver Wheaton Corp................................  3,501   76,007
    SNC-Lavalin Group, Inc.............................  1,900   78,832
#*  Southern Pacific Resource Corp..................... 18,837    3,213
#*  SouthGobi Resources, Ltd...........................  1,700    1,084
    Sprott Resource Corp...............................  1,000    2,272
    Stantec, Inc.......................................    879   53,494
    Stella-Jones, Inc..................................  1,100   25,738
#   Student Transportation, Inc........................  2,312   14,220
    Sun Life Financial, Inc.(866796105)................  5,198  171,274
#   Sun Life Financial, Inc.(2566124)..................  3,599  118,690

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    Suncor Energy, Inc.(867224107).....................  8,061 $   264,643
    Suncor Energy, Inc.(B3NB1P2)....................... 18,330     602,195
*   SunOpta, Inc.......................................  3,100      28,919
#   Superior Plus Corp.................................  2,600      28,574
#   Surge Energy, Inc..................................  5,400      29,915
    Talisman Energy, Inc.(87425E103)...................  6,635      71,326
    Talisman Energy, Inc.(2068299)..................... 10,900     117,343
*   Taseko Mines, Ltd..................................  5,100      10,395
    Teck Resources, Ltd. Class B(878742204)............    999      23,996
    Teck Resources, Ltd. Class B(2879327)..............  6,200     149,190
#   TELUS Corp.........................................  4,008     140,096
*   Tembec, Inc........................................    500       1,338
*   Teranga Gold Corp..................................  1,200       1,002
#*  Thompson Creek Metals Co., Inc.....................  4,800      12,283
    Thomson Reuters Corp.(884903105)...................    900      32,454
#   Thomson Reuters Corp.(2889371).....................  3,376     121,794
    Tim Hortons, Inc...................................  1,300      67,407
#   TMX Group, Ltd.....................................    500      22,703
    Toromont Industries, Ltd...........................  1,300      30,033
    Toronto-Dominion Bank (The)(891160509).............  1,853     160,192
#   Toronto-Dominion Bank (The)(2897222)...............  9,020     780,073
    Torstar Corp. Class B..............................  1,400       6,775
    Total Energy Services, Inc.........................  1,800      31,354
*   Tourmaline Oil Corp................................  1,948      82,363
    TransAlta Corp.(89346D107).........................  2,272      29,831
    TransAlta Corp.(2901628)...........................  4,800      63,181
    TransCanada Corp...................................  7,800     339,103
    Transcontinental, Inc. Class A.....................  2,900      36,532
    TransForce, Inc....................................    757      16,217
*   TransGlobe Energy Corp.............................  3,755      27,275
#   Trilogy Energy Corp................................  1,361      31,271
    Trinidad Drilling, Ltd.............................  4,200      34,882
#   Twin Butte Energy, Ltd............................. 13,123      26,982
    Uni-Select, Inc....................................    100       2,513
*   Valeant Pharmaceuticals International, Inc.........  1,798     243,979
    Valener, Inc.......................................  1,900      26,681
#   Veresen, Inc.......................................  5,000      66,981
#   Vermilion Energy, Inc..............................    767      42,229
    West Fraser Timber Co., Ltd........................  1,400      71,889
    Western Energy Services Corp.......................  3,100      21,599
*   Westport Innovations, Inc..........................  1,396      23,790
    Whistler Blackcomb Holdings, Inc...................    791      11,328
#   Whitecap Resources, Inc............................  4,469      47,388
    Wi-Lan, Inc........................................  9,000      26,909
    WSP Global, Inc....................................  1,100      32,958
    Yamana Gold, Inc.(98462Y100).......................  3,696      34,631
    Yamana Gold, Inc.(2219279)......................... 11,168     104,586
#   Zargon Oil & Gas, Ltd..............................  1,700      11,936
                                                               -----------
TOTAL CANADA...........................................         18,569,145
                                                               -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  2,300       1,425

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CHINA -- (Continued)
    Tongda Group Holdings, Ltd......................... 270,000 $   28,862
                                                                ----------
TOTAL CHINA............................................             30,287
                                                                ----------
DENMARK -- (1.2%)
    ALK-Abello A.S.....................................      90     11,770
*   Alm Brand A.S......................................   7,943     37,340
    AP Moeller - Maersk A.S. Class A...................       6     64,226
    AP Moeller - Maersk A.S. Class B...................      16    178,780
*   Auriga Industries Class B..........................     790     24,865
*   Bang & Olufsen A.S.................................   1,307     13,386
    Carlsberg A.S. Class B.............................   1,319    128,788
    Chr Hansen Holding A.S.............................   1,699     65,698
    Coloplast A.S. Class B.............................   1,226     92,098
    D/S Norden A.S.....................................     884     41,306
*   Danske Bank A.S....................................   9,764    220,836
    Dfds A.S...........................................     369     27,974
#   FLSmidth & Co. A.S.................................     912     48,687
*   Genmab A.S.........................................     711     28,309
    GN Store Nord A.S..................................   7,896    187,516
    H Lundbeck A.S.....................................   2,698     66,904
    Jeudan A.S.........................................     126     14,007
    NKT Holding A.S....................................   1,148     66,790
    Novo Nordisk A.S. Class B..........................     880     34,860
    Novo Nordisk A.S. Sponsored ADR....................  14,665    581,761
    Novozymes A.S. Class B.............................   1,535     66,332
    Pandora A.S........................................   2,178    124,960
    Ringkjoebing Landbobank A.S........................     137     28,528
    Royal UNIBREW......................................     426     53,878
    Schouw & Co........................................   1,062     46,673
    SimCorp A.S........................................     500     18,331
    Solar A.S. Class B.................................     193     12,485
*   Spar Nord Bank A.S.................................   2,358     21,186
*   Sydbank A.S........................................   1,413     36,005
    TDC A.S............................................  12,923    121,579
*   Topdanmark A.S.....................................   3,450     91,252
    Tryg A.S...........................................     393     37,529
    United International Enterprises...................      46      9,153
*   Vestas Wind Systems A.S............................   7,236    239,487
*   William Demant Holding A.S.........................     401     36,902
                                                                ----------
TOTAL DENMARK..........................................          2,880,181
                                                                ----------
FINLAND -- (1.6%)
    Afarak Group Oyj...................................   1,697        801
#   Ahlstrom Oyj.......................................     715      7,471
    Alma Media Oyj.....................................   1,118      4,533
    Amer Sports Oyj....................................   1,181     24,373
    Atria P.L.C........................................     677      7,145
#   Cargotec Oyj.......................................   1,156     41,017
*   Caverion Corp......................................   2,419     23,492
    Citycon Oyj........................................   9,008     30,722
    Cramo Oyj..........................................     704     13,953
    Elisa Oyj..........................................   1,698     43,528

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    F-Secure Oyj.......................................  5,286 $   15,247
    Finnair Oyj........................................  1,807      6,776
    Fiskars Oyj Abp....................................  1,066     29,849
    Fortum Oyj.........................................  9,118    195,949
    HKScan Oyj Class A.................................  1,428      7,139
    Huhtamaki Oyj......................................  4,004     99,311
    Kemira Oyj.........................................  3,102     43,169
    Kesko Oyj Class A..................................    527     19,514
    Kesko Oyj Class B..................................  3,519    129,686
#   Kone Oyj Class B...................................  3,662    148,607
    Konecranes Oyj.....................................    954     33,563
    Lassila & Tikanoja Oyj.............................    682     13,545
    Lemminkainen Oyj...................................     61      1,251
    Metsa Board Oyj....................................  7,992     31,763
#   Metso Oyj..........................................  4,261    133,011
*   Munksjo Oyj........................................    367      2,722
#   Neste Oil Oyj......................................  6,781    121,043
*   Nokia Oyj.......................................... 54,184    374,997
*   Nokia Oyj Sponsored ADR............................ 49,629    343,433
    Nokian Renkaat Oyj.................................  2,713    114,143
    Olvi Oyj Class A...................................    412     15,363
    Oriola-KD Oyj Class B..............................    378      1,340
    Orion Oyj Class A..................................    403     10,513
    Orion Oyj Class B..................................  1,499     39,124
#*  Outokumpu Oyj...................................... 31,824     18,519
#   Outotec Oyj........................................  1,688     17,193
    PKC Group Oyj......................................  1,042     32,567
    Pohjola Bank P.L.C. Class A........................  2,803     54,896
*   Poyry Oyj..........................................    706      3,986
    Raisio P.L.C. Class V..............................  3,077     18,654
    Ramirent Oyj.......................................  1,359     16,088
#   Rautaruukki Oyj....................................  4,022     47,571
    Sampo Class A......................................  7,023    325,641
    Sanoma Oyj.........................................  2,591     20,427
#   Stockmann Oyj Abp..................................    889     13,480
    Stora Enso Oyj Class R............................. 27,562    257,244
    Technopolis Oyj....................................  3,759     23,013
    Tieto Oyj..........................................  1,835     40,290
    Tikkurila Oyj......................................    348      8,723
    UPM-Kymmene Oyj.................................... 27,754    425,098
    Vacon P.L.C........................................    296     21,646
    Vaisala Oyj Class A................................     69      2,144
*   Valmet Corp........................................  4,261     35,946
    Wartsila Oyj Abp...................................  4,272    231,337
#   YIT Oyj............................................  2,419     30,380
                                                               ----------
TOTAL FINLAND..........................................         3,772,936
                                                               ----------
FRANCE -- (8.0%)
    Accor SA...........................................  1,562     74,460
*   Air France-KLM.....................................  4,416     50,689
    Air Liquide SA.....................................  2,658    333,615
    Airbus Group NV....................................  5,080    359,894
    Albioma............................................    158      3,854

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
*   Alcatel-Lucent..................................... 28,475 $113,891
    Alstom SA..........................................  4,455  125,837
    Alten SA...........................................    421   18,958
    Altran Technologies SA.............................  4,114   37,582
    April..............................................    128    2,882
    Arkema SA..........................................  1,984  211,322
    AtoS...............................................  1,663  145,431
    AXA SA............................................. 18,574  487,214
    AXA SA Sponsored ADR...............................  2,900   76,299
    Axway Software SA..................................    228    8,474
*   Beneteau SA........................................  1,571   23,966
    BioMerieux.........................................     95    9,989
    BNP Paribas SA..................................... 10,243  790,811
    Bollore SA.........................................     89   47,973
    Bonduelle SCA......................................    536   13,581
    Bongrain SA........................................    214   17,311
    Bourbon SA.........................................  1,288   35,492
    Bouygues SA........................................  4,807  183,733
*   Bull...............................................  5,424   26,904
    Bureau Veritas SA..................................  2,468   64,111
    Cap Gemini SA......................................  2,951  200,739
    Carrefour SA.......................................  8,480  291,393
    Casino Guichard Perrachon SA.......................  1,610  165,943
*   CGG SA Sponsored ADR...............................  5,600   82,824
    Christian Dior SA..................................    414   75,678
    Cie de St-Gobain...................................  8,707  456,617
    Cie Generale des Etablissements Michelin...........  5,239  551,092
*   Club Mediterranee SA...............................    780   18,253
    CNP Assurances.....................................  4,826   94,424
*   Credit Agricole SA................................. 27,628  370,718
    Danone SA..........................................  3,841  253,575
    Dassault Systemes..................................    148   17,552
    Dassault Systemes ADR..............................    500   59,465
*   Derichebourg SA....................................  4,522   15,568
    Edenred............................................  5,909  164,886
    Eiffage SA.........................................    479   27,810
    Electricite de France SA...........................  2,758   93,624
    Essilor International SA...........................  1,774  178,019
    Esso SA Francaise..................................     72    4,028
    Etablissements Maurel et Prom......................  1,547   24,980
    Eurofins Scientific SE.............................    301   76,570
    Eutelsat Communications SA.........................  1,841   55,859
    Faiveley Transport SA..............................     99    7,211
*   Faurecia...........................................  1,157   45,553
    Fimalac............................................    138    9,212
    GDF Suez........................................... 14,956  330,131
    GL Events..........................................    729   16,556
    Groupe Eurotunnel SA............................... 15,552  171,466
*   Groupe Fnac........................................    173    5,368
    Groupe Steria SCA..................................  1,736   35,123
*   Haulotte Group SA..................................    105    1,549
    Havas SA...........................................  7,168   56,184
    Imerys SA..........................................    712   57,894

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
#   Ingenico...........................................  1,054 $ 90,438
    Interparfums SA....................................    388   16,264
    IPSOS..............................................    691   29,620
    JCDecaux SA........................................  1,564   66,696
    Kering.............................................  1,393  277,818
    Korian.............................................    218    6,942
    L'Oreal SA.........................................  2,948  483,986
    Lafarge SA.........................................  4,732  339,179
    Lagardere SCA......................................  4,732  167,039
    Legrand SA.........................................  4,057  215,049
    LISI...............................................    210   35,291
    LVMH Moet Hennessy Louis Vuitton SA................  2,196  390,655
    Maisons France Confort.............................    226    9,214
#   Manitou BF SA......................................    582   10,192
    Medica SA..........................................  2,026   58,002
    Mersen.............................................    738   23,044
    Metropole Television SA............................    533   11,550
    Natixis............................................ 26,690  156,567
    Naturex............................................    308   25,627
#   Neopost SA.........................................  1,054   89,304
    Nexans SA..........................................  1,179   55,248
    Nexity SA..........................................    965   38,537
    Norbert Dentressangle SA...........................      3      416
*   NRJ Group..........................................  2,272   23,686
    Orange SA.......................................... 25,956  321,315
    Orange SA Sponsored ADR............................  5,900   73,042
*   Orco Property Group................................    739    1,752
    Orpea..............................................    614   33,641
    Pernod-Ricard SA...................................  2,534  272,128
#*  Peugeot SA.........................................  7,191  110,349
*   Pierre & Vacances SA...............................    107    4,181
    Plastic Omnium SA..................................  1,422   36,757
    Publicis Groupe SA.................................  1,353  119,790
    Rallye SA..........................................    845   33,123
    Remy Cointreau SA..................................    428   31,913
    Renault SA.........................................  7,045  611,992
    Rexel SA...........................................  6,075  156,007
    Rubis SCA..........................................    943   61,227
    Safran SA..........................................  3,476  247,026
    Saft Groupe SA.....................................  1,628   56,984
    Samse SA...........................................      4      434
    Sanofi.............................................  3,913  382,538
    Sanofi ADR......................................... 10,456  511,298
    Schneider Electric SA(B11BPS1).....................    278   22,332
    Schneider Electric SA(4834108).....................  6,668  537,240
    SCOR SE............................................  5,650  183,040
    SEB SA.............................................    721   56,476
*   Sequana SA.........................................    493    4,177
    SES SA.............................................  2,870   92,167
    Societe BIC SA.....................................    594   68,355
    Societe d'Edition de Canal +.......................  1,800   14,251
    Societe Generale SA................................ 15,740  889,307
    Societe Television Francaise 1.....................  2,666   49,181

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
#   Sodexo.............................................    886 $    87,256
#*  SOITEC............................................. 13,229      26,182
#*  Solocal Group......................................  2,821       5,011
    Sopra Group SA.....................................    228      25,055
    STMicroelectronics NV(5962332)..................... 16,086     132,036
    STMicroelectronics NV(861012102)...................  8,829      72,310
    Stref SA...........................................     27       2,169
    Suez Environnement Co.............................. 11,792     211,203
*   Technicolor SA.....................................  5,886      29,153
    Technip SA.........................................  1,708     145,640
    Teleperformance....................................  1,858     108,634
    Thales SA..........................................  2,607     169,649
*   Theolia SA.........................................    478         818
    Total Gabon........................................     24      14,686
    Total SA...........................................  7,373     420,642
    Total SA Sponsored ADR.............................  8,500     485,945
*   Trigano SA.........................................  1,235      31,386
*   UBISOFT Entertainment..............................  5,735      80,056
    Valeo SA...........................................  1,860     207,549
    Vallourec SA.......................................  2,431     121,369
*   Valneva SE.........................................    115         778
    Veolia Environnement SA............................ 13,505     211,737
    Veolia Environnement SA ADR........................  1,059      16,595
    Vicat..............................................    291      20,361
    VIEL & Cie SA......................................    300         923
#   Vilmorin & Cie SA..................................    141      18,450
    Vinci SA...........................................  4,456     291,374
    Virbac SA..........................................    123      27,469
    Vivendi SA......................................... 23,608     633,726
    Zodiac Aerospace...................................    565      99,674
                                                               -----------
TOTAL FRANCE...........................................         18,580,360
                                                               -----------
GERMANY -- (6.4%)
*   Aareal Bank AG.....................................  1,754      64,500
    Adidas AG..........................................  3,639     405,717
*   ADVA Optical Networking SE.........................  1,788       9,205
*   Air Berlin P.L.C...................................  3,958      10,679
*   Aixtron SE.........................................  1,469      22,384
    Allianz SE.........................................  4,628     769,360
    Allianz SE ADR..................................... 10,000     166,600
    Aurubis AG.........................................  1,354      78,268
    Axel Springer SE...................................  1,375      87,808
    BASF SE............................................  5,225     558,614
    Bauer AG...........................................     98       2,506
    Bayer AG...........................................  1,481     194,908
    Bayerische Motoren Werke AG........................  3,130     339,772
    BayWa AG...........................................    329      17,143
    Bechtle AG.........................................    976      71,938
    Beiersdorf AG......................................  1,586     156,759
#   Bertrandt AG.......................................    185      27,483
    Bijou Brigitte AG..................................    249      24,827
    Bilfinger SE.......................................    773      88,819
    Biotest AG.........................................    111      12,167

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Brenntag AG........................................    875 $150,826
    Carl Zeiss Meditec AG..............................    420   12,301
    Celesio AG.........................................  3,368  110,948
    Cewe Stiftung & Co. KGAA...........................    374   22,005
    Comdirect Bank AG..................................  2,270   25,819
*   Commerzbank AG..................................... 26,060  441,134
    CompuGroup Medical AG..............................    444   11,796
*   Constantin Medien AG...............................  3,713    8,216
    Continental AG.....................................  1,857  398,540
    CropEnergies AG....................................  1,674   13,004
    CTS Eventim AG.....................................    508   25,921
    Daimler AG.........................................  9,638  805,022
#   Delticom AG........................................     86    3,723
    Deutsche Bank AG(D18190898)........................  5,494  264,701
    Deutsche Bank AG(5750355).......................... 12,619  607,408
    Deutsche Boerse AG.................................  1,768  135,769
*   Deutsche Lufthansa AG..............................  4,149   98,556
    Deutsche Post AG................................... 17,877  617,432
    Deutsche Telekom AG................................ 23,239  375,754
    Deutsche Telekom AG Sponsored ADR..................  6,800  109,956
*   Deutsche Wohnen AG(BFLR888)........................  3,103   56,420
#   Deutsche Wohnen AG(B0YZ0Z5)........................  7,216  135,043
*   Deutz AG...........................................  1,775   17,615
*   Dialog Semiconductor P.L.C.........................    987   19,143
    DMG MORI SEIKI AG..................................  3,892  125,224
    Drillisch AG.......................................  2,194   67,293
    Duerr AG...........................................    916   76,917
    E.ON SE............................................ 13,117  237,413
    Elmos Semiconductor AG.............................  1,078   17,943
    ElringKlinger AG...................................  1,056   38,952
    Fielmann AG........................................    439   48,995
    Fraport AG Frankfurt Airport Services Worldwide....  1,100   81,171
    Freenet AG.........................................  2,915   88,878
    Fresenius Medical Care AG & Co. KGaA...............  1,789  126,073
    Fresenius Medical Care AG & Co. KGaA ADR...........  1,600   56,464
    Fresenius SE & Co. KGaA............................  1,784  278,485
    Fuchs Petrolub SE..................................    617   47,769
*   GAGFAH SA..........................................  3,299   47,421
    GEA Group AG.......................................  4,511  211,013
    Gerresheimer AG....................................  1,019   68,502
    Gesco AG...........................................    211   20,931
    GFK SE.............................................    415   22,787
    Grammer AG.........................................    916   43,151
    Grenkeleasing AG...................................    342   31,792
*   H&R AG.............................................     95    1,118
    Hannover Rueck SE..................................  1,381  109,554
    HeidelbergCement AG................................  3,425  254,201
*   Heidelberger Druckmaschinen AG.....................  5,179   21,247
    Henkel AG & Co. KGaA...............................  1,662  161,516
    Hochtief AG........................................  1,313  104,516
    Hugo Boss AG.......................................    282   35,626
    Indus Holding AG...................................  1,216   48,196
    Infineon Technologies AG........................... 13,453  138,230

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Infineon Technologies AG ADR....................... 7,164  $ 73,503
    Jenoptik AG........................................ 3,400    57,020
    K+S AG............................................. 2,100    62,890
*   Kloeckner & Co. SE................................. 2,194    32,690
    Kontron AG......................................... 4,419    30,572
    Krones AG..........................................   310    24,747
#   KUKA AG............................................   785    37,457
    KWS Saat AG........................................    54    18,157
    Lanxess AG......................................... 1,831   119,992
    Leoni AG........................................... 1,292   100,035
    Linde AG........................................... 2,120   400,611
    LPKF Laser & Electronics AG........................ 1,858    48,691
    MAN SE.............................................   957   116,501
    Merck KGaA......................................... 1,135   175,745
    Metro AG........................................... 2,703   111,128
    MLP AG.............................................   696     5,328
*   Morphosys AG....................................... 1,004    87,781
    MTU Aero Engines AG................................   936    82,803
    Muenchener Rueckversicherungs AG................... 2,173   447,813
    MVV Energie AG.....................................   114     3,847
*   Nordex SE..........................................   320     4,241
    Norma Group SE.....................................   717    38,571
*   Osram Licht AG.....................................   746    43,617
*   Patrizia Immobilien AG............................. 3,605    37,547
    Pfeiffer Vacuum Technology AG......................   214    25,393
    PNE Wind AG........................................ 5,346    18,304
#   Puma SE............................................   191    54,221
    QSC AG............................................. 4,612    25,035
    R Stahl AG.........................................   392    19,542
    Rational AG........................................    48    14,768
    Rheinmetall AG.....................................   937    59,980
    Rhoen Klinikum AG.................................. 3,216    94,769
    RWE AG............................................. 6,988   257,846
    SAP AG............................................. 2,396   183,317
#   SAP AG Sponsored ADR............................... 3,560   272,055
    SGL Carbon SE......................................   966    36,006
#   Siemens AG......................................... 1,333   168,643
#   Siemens AG Sponsored ADR........................... 4,534   572,599
    Sixt SE............................................   337    11,048
*   Sky Deutschland AG................................. 5,968    54,151
    Software AG........................................ 1,192    44,219
    Stada Arzneimittel AG.............................. 2,098    99,848
#*  Suss Microtec AG................................... 1,680    16,374
    Symrise AG......................................... 1,802    82,055
    TAG Immobilien AG.................................. 2,061    24,961
    Takkt AG...........................................   314     5,900
*   Talanx AG.......................................... 1,202    38,470
    Telefonica Deutschland Holding AG.................. 8,777    69,925
*   ThyssenKrupp AG.................................... 4,331   111,218
#*  TUI AG............................................. 4,115    70,041
    Vossloh AG.........................................   284    26,978
    VTG AG.............................................   506     9,773
    Wacker Chemie AG...................................   681    80,757

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Wacker Neuson SE...................................   1,285 $    21,629
    Wincor Nixdorf AG..................................     165      11,721
                                                                -----------
TOTAL GERMANY..........................................          14,930,720
                                                                -----------
GREECE -- (0.0%)
*   Bank of Cyprus P.L.C...............................  19,567          --
    Hellenic Petroleum SA..............................   3,218      31,214
*   National Bank of Greece SA.........................   3,950      17,489
*   TT Hellenic Postbank SA............................   3,483          --
                                                                -----------
TOTAL GREECE...........................................              48,703
                                                                -----------
HONG KONG -- (1.6%)
#   AAC Technologies Holdings, Inc.....................  12,500      53,556
    AIA Group, Ltd.....................................  70,800     327,269
    Allied Properties HK, Ltd..........................  48,000       9,307
    Associated International Hotels, Ltd...............   4,000      11,369
    BOC Hong Kong Holdings, Ltd........................  33,500     102,031
*   Brightoil Petroleum Holdings, Ltd..................  83,000      22,754
    Cathay Pacific Airways, Ltd........................  19,000      39,528
    Cheung Kong Holdings, Ltd..........................  12,000     178,470
    Cheung Kong Infrastructure Holdings, Ltd...........   9,000      52,862
    Chow Sang Sang Holdings International, Ltd.........  11,000      29,469
    Chow Tai Fook Jewellery Group, Ltd.................  14,200      20,678
    CLP Holdings, Ltd..................................  22,000     166,407
    Dickson Concepts International, Ltd................   6,500       3,679
*   Esprit Holdings, Ltd...............................  12,900      24,285
*   G-Resources Group, Ltd............................. 323,400       8,157
#*  Genting Hong Kong, Ltd.............................  96,000      38,307
#   Giordano International, Ltd........................  14,000      10,046
    Glorious Sun Enterprises, Ltd......................  14,000       3,202
    Hang Lung Group, Ltd...............................  10,000      45,547
    Hang Lung Properties, Ltd..........................  27,000      75,674
    Hang Seng Bank, Ltd................................   3,600      56,793
#   Harbour Centre Development, Ltd....................   2,000       3,493
    Henderson Land Development Co., Ltd................   7,726      41,759
    HKR International, Ltd.............................  48,800      22,553
    Hong Kong & China Gas Co., Ltd.....................  13,310      27,401
    Hong Kong Aircraft Engineering Co., Ltd............     800      10,367
    Hong Kong Exchanges and Clearing, Ltd..............   6,900     108,367
    Hongkong & Shanghai Hotels (The)...................   6,500       8,892
    Hongkong Chinese, Ltd..............................  58,000      14,124
    Hopewell Holdings, Ltd.............................  12,000      41,424
    Hutchison Whampoa, Ltd.............................   7,000      86,732
    Hysan Development Co., Ltd.........................  18,000      70,963
    K Wah International Holdings, Ltd..................  35,000      27,293
*   Kerry Logistics Network, Ltd.......................  14,500      24,466
    Kerry Properties, Ltd..............................  29,000      93,011
    Kowloon Development Co., Ltd.......................   7,000       8,157
#   L'Occitane International SA........................   4,250       8,477
    Li & Fung, Ltd.....................................  73,360     101,939
#   Luk Fook Holdings International, Ltd...............   4,000      12,859

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
HONG KONG -- (Continued)
    Man Wah Holdings, Ltd.............................. 17,600 $   31,987
*   Melco Crown Entertainment, Ltd. ADR................  1,296     53,123
    MGM China Holdings, Ltd............................ 14,400     56,348
#   Midland Holdings, Ltd.............................. 18,000      8,192
    MTR Corp., Ltd..................................... 10,051     35,548
    New World Development Co., Ltd..................... 41,936     52,444
    Newocean Energy Holdings, Ltd...................... 50,000     42,655
    NWS Holdings, Ltd.................................. 16,185     23,428
    Orient Overseas International, Ltd.................  4,000     16,661
    Pacific Basin Shipping, Ltd........................ 62,000     38,292
    Pacific Textile Holdings, Ltd...................... 20,000     28,469
    Paliburg Holdings, Ltd............................. 28,000      9,011
#   PCCW, Ltd.......................................... 33,000     15,020
    Power Assets Holdings, Ltd......................... 13,500    101,231
    Prada SpA..........................................  3,200     23,476
    Public Financial Holdings, Ltd.....................  6,000      2,845
    SA SA International Holdings, Ltd.................. 38,000     36,422
    Samsonite International SA......................... 15,000     41,224
    Sands China, Ltd................................... 16,000    123,073
    Shangri-La Asia, Ltd............................... 28,000     46,236
    Shun Tak Holdings, Ltd............................. 11,000      6,361
    Singamas Container Holdings, Ltd................... 96,000     21,713
    Sino Land Co., Ltd................................. 74,824     99,508
    Stella International Holdings, Ltd.................  5,000     11,775
    Sun Hung Kai & Co., Ltd............................  4,000      2,315
    Sun Hung Kai Properties, Ltd....................... 17,000    207,616
    Swire Pacific, Ltd. Class B........................ 15,000     31,206
    Swire Properties, Ltd..............................  8,800     22,784
    Techtronic Industries Co........................... 32,000     82,607
    Television Broadcasts, Ltd.........................  2,000     12,516
    Texwinca Holdings, Ltd............................. 14,000     13,421
    Transport International Holdings, Ltd.............. 12,000     24,095
    Trinity, Ltd....................................... 12,000      3,468
    Victory City International Holdings, Ltd........... 41,042      6,145
    Vitasoy International Holdings, Ltd................ 10,000     13,893
    VST Holdings, Ltd.................................. 74,400     19,346
    VTech Holdings, Ltd................................  1,400     16,937
    Wharf Holdings, Ltd................................ 14,000     95,304
    Wheelock & Co., Ltd................................ 15,000     60,837
    Wynn Macau, Ltd....................................  4,800     20,356
    Xinyi Glass Holdings, Ltd.......................... 34,000     27,547
*   Xinyi Solar Holdings, Ltd.......................... 34,000      7,138
    Yue Yuen Industrial Holdings, Ltd.................. 10,500     32,396
                                                               ----------
TOTAL HONG KONG........................................         3,616,636
                                                               ----------
IRELAND -- (0.3%)
*   Anglo Irish Bank Corp. P.L.C.......................  5,570         --
*   Bank of Ireland.................................... 87,494     34,635
*   Bank of Ireland Sponsored ADR......................     30        510
    C&C Group P.L.C.(B010DT8)..........................  1,711      9,670
    C&C Group P.L.C.(B011Y09)..........................  4,812     27,296
    CRH P.L.C..........................................  5,010    128,789
    CRH P.L.C. Sponsored ADR...........................  4,822    124,890

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
IRELAND -- (Continued)
    Dragon Oil P.L.C...................................   5,185 $ 49,277
    FBD Holdings P.L.C.................................   1,875   44,957
    Glanbia P.L.C......................................   4,032   58,532
*   Kenmare Resources P.L.C............................     953      282
    Kingspan Group P.L.C...............................     717   13,689
    Paddy Power P.L.C..................................     456   35,961
    Smurfit Kappa Group P.L.C..........................   6,056  141,803
                                                                --------
TOTAL IRELAND..........................................          670,291
                                                                --------
ISRAEL -- (0.2%)
    Azrieli Group......................................     822   25,898
    Bezeq The Israeli Telecommunication Corp., Ltd.....  36,045   54,930
*   Ceragon Networks, Ltd..............................   1,170    3,624
    Clal Insurance Enterprises Holdings, Ltd...........     670   12,120
    Delek Group, Ltd...................................     148   52,804
    Elbit Systems, Ltd.................................     533   29,948
*   EZchip Semiconductor, Ltd.(M4146Y108)..............     400    9,756
*   EZchip Semiconductor, Ltd.(6554998)................     325    8,057
    First International Bank Of Israel, Ltd............   1,094   17,329
    Frutarom Industries, Ltd...........................   1,280   27,872
*   Given Imaging, Ltd.................................     902   26,748
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   3,840   21,661
    Israel Chemicals, Ltd..............................   7,094   57,991
*   Israel Discount Bank, Ltd. Class A.................   2,038    3,495
*   Jerusalem Oil Exploration..........................     604   24,276
    Menorah Mivtachim Holdings, Ltd....................   1,148   13,444
    Migdal Insurance & Financial Holding, Ltd..........   6,903   11,192
*   Nitsba Holdings 1995, Ltd..........................     720   10,572
*   Oil Refineries, Ltd................................  40,604   11,605
    Osem Investments, Ltd..............................   1,359   30,181
*   Partner Communications Co., Ltd....................   1,994   17,081
    Paz Oil Co., Ltd...................................      79   11,707
    Strauss Group, Ltd.................................   1,238   21,728
                                                                --------
TOTAL ISRAEL...........................................          504,019
                                                                --------
ITALY -- (2.3%)
    A2A SpA............................................  41,199   44,326
    ACEA SpA...........................................     926   10,178
    Alerion Cleanpower SpA.............................   2,085    9,180
    Amplifon SpA.......................................   7,609   40,964
    Ansaldo STS SpA....................................   3,594   40,005
*   Arnoldo Mondadori Editore SpA......................   3,462    6,252
    Assicurazioni Generali SpA.........................  17,851  385,168
    Astaldi SpA........................................   2,155   20,491
    Atlantia SpA.......................................   4,877  110,925
*   Autogrill SpA......................................   1,407   12,882
    Azimut Holding SpA.................................   3,472  100,355
    Banca Generali SpA.................................   1,608   49,142
#*  Banca Monte dei Paschi di Siena SpA................ 163,052   36,957
*   Banca Piccolo Credito Valtellinese Scarl...........   5,966    9,633
*   Banca Popolare dell'Emilia Romagna SC..............  10,743  101,196
#*  Banca Popolare dell'Etruria e del Lazio............   1,087    1,010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ITALY -- (Continued)
*   Banca Popolare di Milano Scarl.....................  36,030 $ 21,738
    Banca Popolare di Sondrio Scarl....................   7,370   41,029
#*  Banco Popolare.....................................   2,213    3,789
*   BasicNet SpA.......................................   3,053    8,928
    Brembo SpA.........................................   1,177   30,455
#   Brunello Cucinelli SpA.............................     716   19,514
*   CIR-Compagnie Industriali Riunite SpA..............  12,797   18,451
*   CNH Industrial NV..................................   5,316   55,775
    Credito Emiliano SpA...............................   1,297   10,594
    Danieli & C Officine Meccaniche SpA................     917   30,518
    De'Longhi SpA......................................   4,371   71,765
    DiaSorin SpA.......................................     691   30,990
    Enel SpA...........................................  62,616  284,980
    Eni SpA............................................  24,279  551,343
    Eni SpA Sponsored ADR..............................     600   27,240
    ERG SpA............................................   3,337   45,856
    Esprinet SpA.......................................   1,834   15,232
*   Falck Renewables SpA...............................   2,083    3,900
#*  Fiat SpA...........................................  24,768  246,350
#*  Finmeccanica SpA...................................  10,748   94,181
*   Fondiaria-Sai SpA..................................   1,721    5,165
#   Geox SpA...........................................     707    2,854
*   Gruppo Editoriale L'Espresso SpA...................   2,471    5,424
    Gtech Spa..........................................   1,126   34,273
    Hera SpA...........................................  14,591   33,643
*   IMMSI SpA..........................................  13,995    9,323
*   Intek Group SpA....................................   9,436    4,139
    Interpump Group SpA................................   2,221   28,708
    Intesa Sanpaolo SpA................................ 140,170  377,780
    Iren SpA...........................................  22,837   32,282
    Italcementi SpA....................................   3,075   30,275
*   Italmobiliare SpA..................................     111    4,158
*   Mediaset SpA.......................................   9,368   47,645
#   Piaggio & C SpA....................................   7,738   23,657
#   Pirelli & C. SpA...................................   5,139   82,650
#*  Prelios SpA........................................     220      175
    Prysmian SpA.......................................   2,655   64,820
    Recordati SpA......................................   2,408   37,603
*   Safilo Group SpA...................................   1,166   27,013
    Saipem SpA.........................................   3,018   70,667
#*  Saras SpA..........................................   7,534    9,133
    Snam SpA...........................................  23,480  128,716
    Societa Cattolica di Assicurazioni S.c.r.l.........   1,446   36,407
    Societa Iniziative Autostradali e Servizi SpA......   3,086   30,778
    Sogefi SpA.........................................   5,901   31,802
*   Sorin SpA..........................................   5,946   17,378
    Telecom Italia SpA................................. 199,114  221,118
    Telecom Italia SpA Sponsored ADR...................   6,420   71,069
    Tenaris SA.........................................   1,995   44,504
    Tenaris SA ADR.....................................   2,200   97,856
    Terna Rete Elettrica Nazionale SpA.................  52,152  252,849
    Tod's SpA..........................................     420   57,312
    UniCredit SpA......................................  72,981  546,271

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA..................... 20,204 $  146,955
    Unipol Gruppo Finanziario SpA...................... 10,012     57,120
    Vittoria Assicurazioni SpA.........................  2,148     26,785
*   World Duty Free SpA................................  1,407     20,463
*   Yoox SpA...........................................  2,170     82,067
                                                               ----------
TOTAL ITALY............................................         5,392,129
                                                               ----------
JAPAN -- (19.3%)
    77 Bank, Ltd. (The)................................  5,000     22,859
    Accordia Golf Co., Ltd.............................  3,700     48,372
    ADEKA Corp.........................................  4,200     46,211
    Advan Co., Ltd.....................................    500      5,633
#   Advantest Corp.....................................  1,800     18,999
    Advantest Corp. ADR................................    500      5,330
    Aeon Co., Ltd...................................... 11,800    147,135
    Aica Kogyo Co., Ltd................................  2,900     53,358
    Aichi Bank, Ltd. (The).............................    300     14,143
    Aichi Steel Corp...................................  2,000      8,041
    Aida Engineering, Ltd..............................  4,900     54,484
    Ain Pharmaciez, Inc................................    600     29,603
    Air Water, Inc.....................................  4,000     58,947
    Aisin Seiki Co., Ltd...............................  2,600     95,733
    Ajinomoto Co., Inc.................................  6,000     84,678
    Akebono Brake Industry Co., Ltd....................  3,100     14,442
    Akita Bank, Ltd. (The).............................  7,000     18,634
    Alfresa Holdings Corp..............................  1,300     73,865
    Alpine Electronics, Inc............................  2,300     32,202
*   Alps Electric Co., Ltd.............................  7,000     91,492
    Amada Co., Ltd.....................................  6,000     48,545
    Amano Corp.........................................  3,100     32,262
    ANA Holdings, Inc..................................  5,000     10,597
    Anritsu Corp.......................................  2,000     21,924
    AOKI Holdings, Inc.................................  1,600     26,545
    Aomori Bank, Ltd. (The)............................  6,000     15,747
    Aoyama Trading Co., Ltd............................  1,600     41,051
    Arakawa Chemical Industries, Ltd...................    300      2,645
    Arcland Sakamoto Co., Ltd..........................    900     15,169
    Arcs Co., Ltd......................................  2,023     37,768
#   Asahi Diamond Industrial Co., Ltd..................  3,400     36,134
    Asahi Glass Co., Ltd............................... 29,000    164,055
    Asahi Group Holdings, Ltd..........................  5,500    149,568
    Asahi Kasei Corp................................... 44,000    332,947
    Asatsu-DK, Inc.....................................    300      6,936
    Asics Corp.........................................  4,300     74,268
    Astellas Pharma, Inc...............................  5,400    333,710
    Autobacs Seven Co., Ltd............................  1,200     19,374
    Avex Group Holdings, Inc...........................  2,300     52,488
    Axial Retailing, Inc...............................    400      5,859
    Azbil Corp.........................................  3,500     82,769
    Bando Chemical Industries, Ltd.....................  3,000     11,823
    Bank of Iwate, Ltd. (The)..........................    300     13,340
    Bank of Kyoto, Ltd. (The)..........................  9,000     71,690
    Bank of Okinawa, Ltd. (The)........................    300     10,995

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Bank of Saga, Ltd. (The)...........................  8,000 $ 17,283
    Bank of the Ryukyus, Ltd...........................  1,800   22,608
    Benesse Holdings, Inc..............................  1,200   47,274
#   Bic Camera, Inc....................................     60   34,960
    Bridgestone Corp...................................  6,200  222,594
#   Brother Industries, Ltd............................  5,600   70,414
    Bunka Shutter Co., Ltd.............................  6,000   36,686
    Calbee, Inc........................................    900   20,765
    Calsonic Kansei Corp...............................  4,000   19,886
    Canon Electronics, Inc.............................  1,800   34,314
    Canon Marketing Japan, Inc.........................  3,600   46,070
    Canon, Inc.........................................  6,300  184,028
#   Canon, Inc. Sponsored ADR..........................  8,300  242,111
    Casio Computer Co., Ltd............................  9,200   99,406
    Cawachi, Ltd.......................................    500    9,484
    Central Glass Co., Ltd.............................  7,000   22,012
    Century Tokyo Leasing Corp.........................  2,300   66,989
*   Chiba Kogyo Bank, Ltd. (The).......................  3,300   22,757
    Chiyoda Co., Ltd...................................  1,200   23,571
    Chubu Electric Power Co., Inc......................  6,400   75,853
    Chubu Shiryo Co., Ltd..............................  1,000    5,501
    Chugai Pharmaceutical Co., Ltd.....................  3,000   68,054
    Chugoku Electric Power Co., Inc. (The).............  5,700   73,980
    Chugoku Marine Paints, Ltd.........................  2,000   10,835
    Chukyo Bank, Ltd. (The)............................  8,000   13,717
    Chuo Spring Co., Ltd...............................  1,000    2,947
    Citizen Holdings Co., Ltd..........................  9,500   73,981
    CKD Corp...........................................  5,100   51,664
    Cleanup Corp.......................................    600    5,214
    CMK Corp...........................................  2,600    6,456
    Coca-Cola East Japan Co., Ltd......................    500   12,287
    Coca-Cola West Co., Ltd............................  2,100   41,151
    Cocokara fine, Inc.................................    400    9,863
#   Colowide Co., Ltd..................................  1,500   15,799
    COMSYS Holdings Corp...............................  1,600   23,207
*   Cosmo Oil Co., Ltd................................. 35,000   65,271
    Dai Nippon Printing Co., Ltd....................... 14,000  138,195
    Dai-ichi Life Insurance Co., Ltd. (The)............  1,800   27,009
    Daibiru Corp.......................................  1,100   12,435
    Daicel Corp........................................ 10,000   80,188
    Daido Steel Co., Ltd............................... 17,000   84,530
    Daidoh, Ltd........................................    500    3,358
#*  Daiei, Inc. (The).................................. 11,300   32,727
    Daifuku Co., Ltd...................................  1,500   17,756
#   Daihatsu Motor Co., Ltd............................  2,000   31,192
    Daihen Corp........................................  2,000    8,844
    Daiichi Sankyo Co., Ltd............................  8,000  133,342
    Daikin Industries, Ltd.............................  2,600  149,135
#   Daikyo, Inc........................................ 12,000   29,163
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   17,878
    Dainippon Sumitomo Pharma Co., Ltd.................  4,900   83,241
#   Daio Paper Corp....................................  1,000    8,588
    Daisan Bank, Ltd. (The)............................  2,000    3,396

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Daiseki Co., Ltd...................................  1,100 $ 20,247
    Daito Trust Construction Co., Ltd..................    900   85,013
    Daiwa House Industry Co., Ltd...................... 12,000  227,616
    Daiwa Securities Group, Inc........................ 19,000  176,214
    Daiwabo Holdings Co., Ltd..........................  8,000   15,687
    DCM Holdings Co., Ltd..............................  1,300    8,712
    Denki Kagaku Kogyo KK.............................. 20,000   76,702
    Denso Corp.........................................  4,200  216,000
#   Dentsu, Inc........................................  4,500  176,519
    DIC Corp........................................... 32,000   91,006
#   Disco Corp.........................................    800   55,734
    DMG Mori Seiki Co., Ltd............................  1,900   33,196
    Doutor Nichires Holdings Co., Ltd..................  1,900   32,607
    Dowa Holdings Co., Ltd............................. 10,000   90,037
    East Japan Railway Co..............................  2,600  192,038
    Ebara Corp......................................... 18,000  115,130
    EDION Corp.........................................  1,300    7,251
#   Ehime Bank, Ltd. (The).............................  8,000   17,114
    Eighteenth Bank, Ltd. (The)........................  3,000    6,591
#   Eisai Co., Ltd.....................................  1,400   53,511
    Eizo Corp..........................................  1,100   27,671
    Electric Power Development Co., Ltd................  1,700   50,365
    Enplas Corp........................................    300   19,978
    Exedy Corp.........................................  1,300   40,830
    Ezaki Glico Co., Ltd...............................  1,000   13,360
    FALCO SD HOLDINGS Co., Ltd.........................    200    2,494
    FamilyMart Co., Ltd................................  1,200   54,098
#   Fancl Corp.........................................  1,500   16,475
    FANUC Corp.........................................  1,900  307,913
    Fast Retailing Co., Ltd............................    300  109,133
    FCC Co., Ltd.......................................  2,100   40,254
#   FIDEA Holdings Co., Ltd............................  5,200   10,048
#   Foster Electric Co., Ltd...........................  1,900   30,589
    FP Corp............................................    500   31,178
    Fuji Co. Ltd/Ehime.................................  1,000   16,721
    Fuji Corp., Ltd....................................  1,100    7,596
    Fuji Electric Co., Ltd............................. 22,000   95,308
    Fuji Heavy Industries, Ltd.........................  9,000  245,354
    Fuji Media Holdings, Inc...........................  2,800   52,351
    Fuji Oil Co. Ltd/Osaka.............................  1,100   16,235
    Fuji Seal International, Inc.......................  1,300   43,170
    Fuji Soft, Inc.....................................    600   13,954
    FUJIFILM Holdings Corp.............................  6,700  195,251
    Fujikura, Ltd...................................... 11,000   51,009
    Fujimori Kogyo Co., Ltd............................  1,000   23,193
    Fujitec Co., Ltd...................................  6,000   73,786
    Fujitsu General, Ltd...............................  3,000   35,694
*   Fujitsu, Ltd....................................... 47,000  262,734
    FuKoKu Co., Ltd....................................    200    1,991
    Fukui Bank, Ltd. (The).............................  7,000   15,954
    Fukuoka Financial Group, Inc....................... 21,000   87,499
    Furukawa Co., Ltd.................................. 17,000   33,710
    Furukawa Electric Co., Ltd......................... 11,000   26,915

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
*   Futaba Industrial Co., Ltd.........................    500 $  1,899
    Fuyo General Lease Co., Ltd........................    400   13,878
    Geo Holdings Corp..................................    900    8,544
    Glory, Ltd.........................................  1,500   37,177
    GMO internet, Inc..................................  2,500   30,491
    Godo Steel, Ltd....................................  8,000   13,564
    Goldcrest Co., Ltd.................................  1,060   25,919
    GS Yuasa Corp......................................  5,000   25,965
#*  GungHo Online Entertainment, Inc...................  2,700   16,683
    Gunma Bank, Ltd. (The).............................  4,000   21,168
    Gunze, Ltd.........................................  7,000   18,198
    H2O Retailing Corp.................................  3,000   24,544
    Hachijuni Bank, Ltd. (The)......................... 15,000   82,828
    Hakuhodo DY Holdings, Inc..........................  6,200   50,081
    Hamamatsu Photonics KK.............................    200    8,390
    Hankyu Hanshin Holdings, Inc....................... 13,000   65,784
    Hanwa Co., Ltd..................................... 12,000   61,862
#*  Haseko Corp........................................  6,800   50,616
    Heiwa Corp.........................................    500    8,859
    Heiwa Real Estate Co., Ltd.........................  2,100   32,121
    Heiwado Co., Ltd...................................    700    9,660
    HI-LEX Corp........................................    100    2,379
    Hibiya Engineering, Ltd............................    600    6,919
    Hino Motors, Ltd...................................  3,500   50,931
    Hiroshima Bank, Ltd. (The)......................... 19,000   76,731
    Hitachi Chemical Co., Ltd..........................  3,300   47,318
#   Hitachi Construction Machinery Co., Ltd............  3,200   61,128
    Hitachi High-Technologies Corp.....................  2,100   48,087
    Hitachi Koki Co., Ltd..............................  3,900   27,564
    Hitachi Kokusai Electric, Inc......................  2,000   26,273
    Hitachi Metals, Ltd................................  4,110   64,746
    Hitachi Transport System, Ltd......................  1,100   17,472
#   Hitachi Zosen Corp.................................  4,500   32,350
    Hitachi, Ltd....................................... 15,000  114,351
    Hitachi, Ltd. ADR..................................  3,100  237,615
    Hogy Medical Co., Ltd..............................    300   15,508
#*  Hokkaido Electric Power Co., Inc...................  4,900   51,265
    Hokuetsu Bank, Ltd. (The).......................... 16,000   31,255
    Hokuetsu Kishu Paper Co., Ltd......................  4,500   19,602
    Hokuhoku Financial Group, Inc...................... 11,000   20,842
    Hokuriku Electric Power Co.........................  6,200   75,561
    Hokuto Corp........................................    700   12,881
    Honda Motor Co., Ltd............................... 14,100  528,512
    Honda Motor Co., Ltd. Sponsored ADR................  8,100  303,831
    Horiba, Ltd........................................  1,300   47,063
    Hoshizaki Electric Co., Ltd........................    600   21,339
    House Foods Group, Inc.............................  2,300   34,435
    Hoya Corp..........................................  1,400   38,687
    Hyakugo Bank, Ltd. (The)...........................  6,000   24,182
    Ibiden Co., Ltd....................................  2,800   51,319
    Ichigo Group Holdings Co., Ltd.....................  2,000    5,810
    Idemitsu Kosan Co., Ltd............................  2,800   62,123
    IHI Corp........................................... 20,000   90,692

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
*   Iida Group Holdings Co., Ltd.......................  2,320 $ 41,146
    Iino Kaiun Kaisha, Ltd.............................  6,200   33,882
    Imperial Hotel, Ltd................................    400    9,106
    Inaba Denki Sangyo Co., Ltd........................    800   25,397
    Inabata & Co., Ltd.................................  1,200   13,331
    Inageya Co., Ltd...................................  2,000   19,389
    Ines Corp..........................................    500    3,677
    Iseki & Co., Ltd...................................  6,000   16,699
#   Isetan Mitsukoshi Holdings, Ltd....................  6,840   86,528
    Isuzu Motors, Ltd.................................. 12,000   71,037
    Ito En, Ltd........................................    600   12,923
    ITOCHU Corp........................................ 13,400  163,711
    Itochu Techno-Solutions Corp.......................    700   28,823
    Itoham Foods, Inc..................................  9,000   40,291
    Iwatani Corp.......................................  9,000   51,840
    Izumi Co., Ltd.....................................    700   21,195
    Izumiya Co., Ltd...................................  4,000   17,567
    J Front Retailing Co., Ltd.........................  9,000   59,992
#   Japan Airport Terminal Co., Ltd....................    700   14,027
    Japan Aviation Electronics Industry, Ltd...........  2,000   30,306
    Japan Exchange Group, Inc..........................  2,000   48,321
#   Japan Steel Works, Ltd. (The)...................... 14,000   69,158
    Japan Tobacco, Inc.................................  5,500  169,782
    Japan Wool Textile Co., Ltd. (The).................  1,000    7,192
    JFE Holdings, Inc..................................  8,200  169,924
    JGC Corp...........................................  3,000  113,136
    Joshin Denki Co., Ltd..............................  2,000   15,188
    JSR Corp...........................................  2,800   49,859
    JTEKT Corp.........................................  6,900  101,590
    Juroku Bank, Ltd. (The)............................  8,000   27,785
    JVC Kenwood Corp...................................  3,820    7,201
    JX Holdings, Inc................................... 45,120  217,509
    K's Holdings Corp..................................  1,419   37,763
    Kadokawa Corp......................................  1,200   38,660
    Kagoshima Bank, Ltd. (The).........................  2,000   11,974
    Kajima Corp........................................ 22,403   82,532
#   Kakaku.com, Inc....................................  4,000   75,635
    Kaken Pharmaceutical Co., Ltd......................  1,000   16,019
    Kamei Corp.........................................  2,000   14,967
#   Kanamoto Co., Ltd..................................  2,000   51,669
    Kaneka Corp........................................ 12,000   74,215
#   Kanematsu Corp..................................... 16,000   27,533
*   Kansai Electric Power Co., Inc. (The).............. 13,300  142,997
    Kansai Paint Co., Ltd..............................  7,000   94,553
    Kao Corp...........................................  4,800  152,169
    Katakura Industries Co., Ltd.......................  1,200   13,426
    Kato Sangyo Co., Ltd...............................    900   16,263
    Kawasaki Heavy Industries, Ltd..................... 30,000  129,743
    Kawasaki Kisen Kaisha, Ltd......................... 38,000   88,578
    KDDI Corp..........................................  7,200  396,448
    Keihin Corp........................................    600    8,898
    Keio Corp..........................................  4,000   25,634
    Kewpie Corp........................................  3,500   49,827

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Kikkoman Corp......................................  4,000 $ 71,029
    Kinden Corp........................................  2,000   19,505
    Kintetsu Corp...................................... 20,000   68,764
    Kintetsu World Express, Inc........................    800   31,754
    Kirin Holdings Co., Ltd............................ 10,000  135,997
    Kitz Corp..........................................  7,500   34,976
*   Kiyo Bank Ltd (The)................................  1,000   13,155
    Koa Corp...........................................    900    9,924
    Kobayashi Pharmaceutical Co., Ltd..................    600   32,547
*   Kobe Steel, Ltd.................................... 81,000  134,179
#   Kohnan Shoji Co., Ltd..............................  1,900   19,910
    Koito Manufacturing Co., Ltd.......................  1,000   20,347
    Kokuyo Co., Ltd....................................  4,400   30,687
    Komatsu, Ltd....................................... 11,700  246,973
    Konica Minolta, Inc................................ 14,000  147,800
    Konishi Co., Ltd...................................    300    5,653
    Kose Corp..........................................  1,300   40,794
    Kubota Corp........................................  8,000  123,130
    Kubota Corp. Sponsored ADR.........................  1,000   76,600
    Kurabo Industries, Ltd............................. 13,000   23,432
    Kuraray Co., Ltd...................................  6,300   70,629
    Kureha Corp........................................ 10,000   45,634
    Kurimoto, Ltd......................................  8,000   18,423
    Kurita Water Industries, Ltd.......................  4,700  100,151
#   Kuroda Electric Co., Ltd...........................  1,800   27,549
    KYB Co., Ltd.......................................  3,000   14,757
    Kyocera Corp.......................................  2,400  107,327
    Kyocera Corp. Sponsored ADR........................  2,000   89,520
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  2,700   37,041
    Kyokuyo Co., Ltd...................................  2,000    5,172
    KYORIN Holdings, Inc...............................  2,000   44,786
    Kyowa Exeo Corp....................................  2,000   26,117
    Kyowa Hakko Kirin Co., Ltd.........................  8,000   81,051
*   Kyushu Electric Power Co., Inc.....................  6,600   75,729
#   Lawson, Inc........................................    500   36,375
    LEC, Inc...........................................    400    4,661
#   Life Corp..........................................  1,400   20,117
    Lintec Corp........................................  1,100   20,080
#   Lion Corp..........................................  5,000   26,126
#   LIXIL Group Corp...................................  6,200  159,733
#   M3, Inc............................................     24   70,380
    Maeda Corp.........................................  7,000   46,894
    Maeda Road Construction Co., Ltd...................  1,000   16,333
    Makino Milling Machine Co., Ltd....................  7,000   57,833
#   Makita Corp........................................  1,200   62,434
    Mandom Corp........................................  1,000   34,102
    Mars Engineering Corp..............................    300    5,724
    Marubeni Corp...................................... 19,000  132,549
    Marubun Corp.......................................    800    4,608
    Marudai Food Co., Ltd..............................  1,000    3,007
#   Maruha Nichiro Holdings, Inc....................... 13,000   21,446
    Marui Group Co., Ltd...............................  4,600   43,091
    Marusan Securities Co., Ltd........................  3,900   34,630

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Max Co., Ltd.......................................   2,000 $ 22,138
*   Mazda Motor Corp...................................  95,000  455,634
    Medipal Holdings Corp..............................   4,500   65,712
#   Megmilk Snow Brand Co., Ltd........................   2,100   26,130
    Meidensha Corp.....................................   4,000   16,021
    MEIJI Holdings Co., Ltd............................     300   18,721
    Meitec Corp........................................     300    7,998
    Michinoku Bank, Ltd. (The).........................   3,000    5,879
    Minato Bank, Ltd. (The)............................   8,000   13,429
#   Minebea Co., Ltd...................................  10,000   75,259
    Miraca Holdings, Inc...............................     600   28,354
#   MISUMI Group, Inc..................................     600   17,202
    Mitsuba Corp.......................................   2,000   33,313
    Mitsubishi Chemical Holdings Corp..................  44,500  189,161
    Mitsubishi Corp....................................  12,780  234,975
    Mitsubishi Electric Corp...........................  26,000  293,675
    Mitsubishi Estate Co., Ltd.........................  13,000  319,294
    Mitsubishi Gas Chemical Co., Inc...................  14,369  100,919
    Mitsubishi Heavy Industries, Ltd...................  40,000  258,207
#   Mitsubishi Logistics Corp..........................   3,000   41,923
    Mitsubishi Materials Corp..........................  30,000  100,712
#*  Mitsubishi Motors Corp.............................   5,800   62,098
*   Mitsubishi Paper Mills, Ltd........................  11,000   10,587
    Mitsubishi Pencil Co., Ltd.........................     600   13,891
    Mitsubishi Steel Manufacturing Co., Ltd............   3,000    7,491
    Mitsubishi Tanabe Pharma Corp......................   6,200   91,033
    Mitsubishi UFJ Financial Group, Inc................ 116,200  698,568
    Mitsubishi UFJ Financial Group, Inc. ADR...........  25,043  151,260
    Mitsuboshi Belting Co., Ltd........................   4,000   22,331
    Mitsui & Co., Ltd..................................  11,800  158,017
    Mitsui & Co., Ltd. Sponsored ADR...................     473  127,034
#   Mitsui Chemicals, Inc..............................  50,000  119,356
    Mitsui Engineering & Shipbuilding Co., Ltd.........  21,000   40,966
    Mitsui Fudosan Co., Ltd............................   7,000  221,055
    Mitsui Home Co., Ltd...............................   3,000   14,111
    Mitsui Mining & Smelting Co., Ltd..................  14,000   37,281
    Mitsui OSK Lines, Ltd..............................  26,000  106,574
    Mitsui-Soko Co., Ltd...............................   2,000    8,696
    Miura Co., Ltd.....................................   1,700   44,083
    Miyazaki Bank, Ltd. (The)..........................   7,000   19,401
    Mizuho Financial Group, Inc........................ 221,040  468,455
    Mizuho Financial Group, Inc. ADR...................  11,600   49,300
#   Mizuno Corp........................................   6,000   29,988
    Mochida Pharmaceutical Co., Ltd....................     400   23,231
    Modec, Inc.........................................     400   10,873
    Morinaga & Co., Ltd................................  11,000   23,582
#   Morinaga Milk Industry Co., Ltd....................  14,000   41,137
    Morita Holdings Corp...............................   3,000   23,491
    Mory Industries, Inc...............................   2,000    8,169
    MOS Food Services, Inc.............................     700   14,591
    Moshi Moshi Hotline, Inc...........................   2,100   21,977
    MS&AD Insurance Group Holdings.....................   6,752  156,438
    Murata Manufacturing Co., Ltd......................   1,700  157,851

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
#   Musashi Seimitsu Industry Co., Ltd.................   1,700 $ 33,214
    Nabtesco Corp......................................   1,000   22,169
    Nachi-Fujikoshi Corp...............................   9,000   56,824
    Nagase & Co., Ltd..................................   2,000   23,437
    Nakamuraya Co., Ltd................................   1,000    3,882
    Namco Bandai Holdings, Inc.........................   4,300   97,586
    Namura Shipbuilding Co., Ltd.......................   3,400   46,520
#   Nankai Electric Railway Co., Ltd...................  19,000   66,708
    Nanto Bank, Ltd. (The).............................   3,000   10,535
    Natori Co., Ltd....................................     500    5,309
    NEC Corp...........................................  79,000  228,297
    NEC Networks & System Integration Corp.............   1,600   37,157
#   NET One Systems Co., Ltd...........................   3,200   19,886
#   NGK Insulators, Ltd................................   6,000  101,172
    NGK Spark Plug Co., Ltd............................   5,000  115,348
    NHK Spring Co., Ltd................................   3,000   30,666
    Nichi-iko Pharmaceutical Co., Ltd..................   2,000   29,675
    Nichia Steel Works, Ltd............................   1,000    3,529
#   Nichias Corp.......................................   4,000   27,932
    Nichicon Corp......................................   1,300   11,059
    Nichiha Corp.......................................   2,000   27,425
    Nichii Gakkan Co...................................   3,100   26,357
    Nichirei Corp......................................   7,000   31,719
#   Nidec Corp.........................................     400   44,502
    Nidec Corp. ADR....................................   2,800   77,924
    Nifco, Inc.........................................   1,200   31,219
    Nihon Kohden Corp..................................     700   27,289
    Nihon Nohyaku Co., Ltd.............................   4,000   55,812
    Nihon Parkerizing Co., Ltd.........................   1,000   21,618
    Nihon Yamamura Glass Co., Ltd......................   3,000    5,364
    Nikkiso Co., Ltd...................................   3,000   37,775
#   Nikon Corp.........................................   8,100  138,378
    Nippo Corp.........................................   3,000   46,721
*   Nippon Chemi-Con Corp..............................   6,000   19,691
    Nippon Coke & Engineering Co., Ltd.................   3,500    4,695
    Nippon Denko Co., Ltd..............................   2,000    5,747
    Nippon Densetsu Kogyo Co., Ltd.....................   2,000   25,665
    Nippon Electric Glass Co., Ltd.....................  15,000   67,547
    Nippon Flour Mills Co., Ltd........................   2,000    9,963
#   Nippon Gas Co., Ltd................................     900    9,407
    Nippon Kayaku Co., Ltd.............................   4,000   52,657
    Nippon Konpo Unyu Soko Co., Ltd....................   1,000   17,756
    Nippon Light Metal Holdings Co., Ltd...............  33,000   46,816
    Nippon Meat Packers, Inc...........................   5,000   85,142
    Nippon Paint Co., Ltd..............................   6,000   98,623
    Nippon Paper Industries Co., Ltd...................   4,900   88,194
    Nippon Road Co., Ltd. (The)........................   5,000   26,512
*   Nippon Sheet Glass Co., Ltd........................  27,800   36,207
    Nippon Shinyaku Co., Ltd...........................   1,000   19,562
    Nippon Shokubai Co., Ltd...........................   5,000   52,496
    Nippon Signal Co., Ltd.............................   2,700   23,726
    Nippon Soda Co., Ltd...............................   8,000   45,451
    Nippon Steel & Sumitomo Metal Corp................. 146,800  445,278

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
JAPAN -- (Continued)
*   Nippon Suisan Kaisha, Ltd..............................  5,100 $ 10,430
    Nippon Synthetic Chemical Industry Co., Ltd. (The).....  4,000   35,626
    Nippon Telegraph & Telephone Corp......................  1,700   90,988
    Nippon Telegraph & Telephone Corp. ADR.................  6,000  161,760
    Nippon Television Holdings, Inc........................  1,800   30,819
    Nippon Thompson Co., Ltd...............................  3,000   14,796
    Nippon Valqua Industries, Ltd..........................  3,000    8,156
#*  Nippon Yakin Kogyo Co., Ltd............................  2,000    5,775
#   Nippon Yusen KK........................................ 32,405  100,280
    Nishi-Nippon City Bank, Ltd. (The)..................... 21,000   52,943
    Nishimatsu Construction Co., Ltd....................... 13,000   44,816
    Nishimatsuya Chain Co., Ltd............................  2,600   20,534
    Nissan Chemical Industries, Ltd........................  5,700   81,104
    Nissan Motor Co., Ltd.................................. 26,700  229,041
    Nissan Shatai Co., Ltd.................................  4,000   50,600
#   Nisshin Oillio Group, Ltd. (The).......................  2,000    6,587
#   Nisshin Seifun Group, Inc..............................  8,800   87,461
    Nisshin Steel Holdings Co., Ltd........................  3,700   39,258
    Nisshinbo Holdings, Inc................................  5,000   43,493
    Nissin Foods Holdings Co., Ltd.........................    900   38,960
    Nissin Kogyo Co., Ltd..................................    700   14,235
    Nitta Corp.............................................    800   18,054
#   Nitto Boseki Co., Ltd..................................  8,000   34,736
    Nitto Denko Corp.......................................  2,400  106,713
    Nitto Kogyo Corp.......................................    700   12,113
    NKSJ Holdings, Inc.....................................  1,500   39,038
    NOF Corp...............................................  2,000   13,974
#   NOK Corp...............................................  3,200   51,554
    Nomura Holdings, Inc................................... 26,400  183,427
    Nomura Holdings, Inc. ADR.............................. 14,000   97,440
    Nomura Real Estate Holdings, Inc.......................    900   18,241
    Nomura Research Institute, Ltd.........................  1,200   39,439
#   Noritake Co., Ltd/Nagoya............................... 10,000   24,511
    Noritz Corp............................................    500   10,461
    North Pacific Bank, Ltd................................  8,000   31,241
    NSD Co., Ltd...........................................  2,400   32,955
    NSK, Ltd...............................................  9,000  100,913
*   NTN Corp............................................... 14,000   59,945
    NTT Data Corp..........................................  2,500   88,145
    NTT DOCOMO, Inc........................................ 15,700  251,370
    NTT DOCOMO, Inc. Sponsored ADR.........................  4,886   78,176
    Obayashi Corp.......................................... 15,000   88,556
    Odakyu Electric Railway Co., Ltd.......................  4,000   35,084
    Ohara, Inc.............................................    300    1,769
#   Oiles Corp.............................................  1,500   34,944
    Oita Bank, Ltd. (The)..................................  2,000    8,066
    Oji Holdings Corp...................................... 23,000  108,380
    Okamura Corp...........................................  3,000   24,926
    Okinawa Electric Power Co., Inc. (The).................    500   15,658
#   OKUMA Corp.............................................  2,000   19,185
    Okumura Corp...........................................  7,000   31,018
    Okura Industrial Co., Ltd..............................  2,000    6,455
*   Olympus Corp...........................................  2,500   73,456

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Omron Corp.........................................  3,500 $138,381
    Onward Holdings Co., Ltd...........................  4,000   28,871
    Osaka Gas Co., Ltd................................. 30,000  121,159
    OSAKA Titanium Technologies Co., Ltd...............  1,700   27,357
    Osaki Electric Co., Ltd............................  1,000    5,928
    OSG Corp...........................................  1,100   20,363
    Otsuka Corp........................................    300   35,583
    Otsuka Holdings Co., Ltd...........................  3,100   94,852
#   Pacific Metals Co., Ltd............................  7,000   24,357
    PanaHome Corp......................................  5,000   34,676
    Panasonic Corp..................................... 16,500  187,005
    Panasonic Corp. Sponsored ADR...................... 24,160  274,216
    Parco Co., Ltd.....................................    200    1,836
    Paris Miki Holdings, Inc...........................  2,800   12,537
#   Park24 Co., Ltd....................................  1,700   34,984
    Penta-Ocean Construction Co., Ltd..................  9,500   34,144
#   Pigeon Corp........................................  1,400   63,754
    Piolax, Inc........................................    500   18,854
#*  Pioneer Corp.......................................  8,000   17,109
#   Pola Orbis Holdings, Inc...........................    600   20,094
    Press Kogyo Co., Ltd...............................  6,000   25,474
    Pronexus, Inc......................................    600    3,823
#   Rakuten, Inc.......................................  5,300   86,722
    Relo Holdings, Inc.................................    600   31,228
    Rengo Co., Ltd.....................................  7,000   36,829
    Resona Holdings, Inc............................... 22,200  117,018
    Resorttrust, Inc...................................  2,200   37,763
    Ricoh Co., Ltd..................................... 21,000  220,674
    Ricoh Leasing Co., Ltd.............................    600   16,000
    Riken Corp.........................................  5,000   23,381
    Rinnai Corp........................................    800   62,244
    Riso Kagaku Corp...................................  1,400   27,824
    Rohto Pharmaceutical Co., Ltd......................  3,000   48,134
    Round One Corp.....................................  2,400   22,221
    Royal Holdings Co., Ltd............................  1,800   26,011
    Ryobi, Ltd.........................................  9,000   36,595
    Ryohin Keikaku Co., Ltd............................    725   66,781
    Ryosan Co., Ltd....................................  1,400   29,193
    Saibu Gas Co., Ltd.................................  5,000   11,763
    Saizeriya Co., Ltd.................................  1,800   21,148
    Sakata Seed Corp...................................  1,800   22,980
    San-A Co., Ltd.....................................  1,400   39,605
#   Sangetsu Co., Ltd..................................  1,000   24,512
    Sankyo Co., Ltd....................................    400   18,921
    Sankyu, Inc........................................  8,000   30,120
#   Sanrio Co., Ltd....................................    300   11,035
    Santen Pharmaceutical Co., Ltd.....................    800   33,511
    Sanyo Chemical Industries, Ltd.....................  2,000   13,966
#   Sanyo Shokai, Ltd..................................  9,000   24,122
    Sanyo Special Steel Co., Ltd.......................  3,000   13,281
    Sapporo Holdings, Ltd.............................. 15,000   56,697
    Sawai Pharmaceutical Co., Ltd......................  1,000   59,367
    SBI Holdings, Inc..................................  4,900   67,090

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    SCSK Corp..........................................  1,743 $ 48,030
    Secom Co., Ltd.....................................  2,000  112,359
    Sega Sammy Holdings, Inc...........................  1,800   42,994
    Seiko Epson Corp...................................  6,300  163,601
    Seiko Holdings Corp................................  7,000   34,491
    Seino Holdings Co., Ltd............................  2,000   18,885
    Seiren Co., Ltd....................................  1,800   13,892
    Sekisui Chemical Co., Ltd.......................... 11,000  126,783
    Sekisui House, Ltd................................. 20,000  275,848
    Sekisui Jushi Corp.................................  2,000   27,983
    Sekisui Plastics Co., Ltd..........................  5,000   13,704
#   Senko Co., Ltd.....................................  2,320   11,350
    Senshukai Co., Ltd.................................  1,600   13,220
    Seven & I Holdings Co., Ltd........................  7,400  291,700
*   Sharp Corp......................................... 36,000  122,119
    Shiga Bank, Ltd. (The).............................  8,000   39,072
    Shikoku Bank, Ltd. (The)...........................  6,000   13,129
#*  Shikoku Electric Power Co., Inc....................  5,600   80,812
#   Shima Seiki Manufacturing, Ltd.....................    300    4,893
    Shimachu Co., Ltd..................................    700   15,572
    Shimadzu Corp......................................  7,000   62,124
    Shimano, Inc.......................................    300   26,726
    Shimizu Corp....................................... 31,000  167,103
#   Shin-Etsu Chemical Co., Ltd........................  4,400  243,606
    Shindengen Electric Manufacturing Co., Ltd.........  1,000    6,153
    Shinko Electric Industries Co., Ltd................  1,300    9,966
    Shinmaywa Industries, Ltd..........................  4,000   34,404
    Shionogi & Co., Ltd................................  4,600   93,714
    Ship Healthcare Holdings, Inc......................    500   19,102
    Shiroki Corp.......................................  5,000   11,234
    Shiseido Co., Ltd..................................  5,900   93,283
    Shizuoka Bank, Ltd. (The)..........................  8,000   79,457
    Shizuoka Gas Co., Ltd..............................  3,000   17,699
    Showa Corp.........................................  1,800   23,772
#   Showa Denko KK..................................... 63,000   85,483
#   Showa Shell Sekiyu KK..............................  9,600   91,358
    Sinanen Co., Ltd...................................  4,000   16,155
    Sintokogio, Ltd....................................  4,000   30,414
    SKY Perfect JSAT Holdings, Inc.....................  2,700   13,902
    Softbank Corp......................................  7,684  556,327
    Sojitz Corp........................................ 38,600   66,173
#   Sony Corp..........................................  5,100   79,902
    Sony Corp. Sponsored ADR........................... 14,427  227,225
    Sony Financial Holdings, Inc.......................  1,300   21,030
    Stanley Electric Co., Ltd..........................  1,900   42,924
    Star Micronics Co., Ltd............................    700    8,089
    Start Today Co., Ltd...............................  1,400   31,042
    Starzen Co., Ltd...................................  3,000    8,119
    Sugi Holdings Co., Ltd.............................  1,200   47,873
#*  Sumco Corp.........................................  3,000   22,951
    Suminoe Textile Co., Ltd...........................  5,000   14,666
    Sumitomo Bakelite Co., Ltd.........................  9,000   33,556
    Sumitomo Chemical Co., Ltd......................... 50,231  203,497

                                     1000

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Sumitomo Corp......................................  8,600 $107,159
    Sumitomo Electric Industries, Ltd.................. 14,900  234,019
    Sumitomo Forestry Co., Ltd.........................  7,200   77,596
    Sumitomo Heavy Industries, Ltd..................... 23,000  106,496
    Sumitomo Metal Mining Co., Ltd..................... 16,000  207,019
*   Sumitomo Mitsui Construction Co., Ltd.............. 25,800   28,769
    Sumitomo Mitsui Financial Group, Inc............... 11,900  551,281
    Sumitomo Mitsui Trust Holdings, Inc................ 27,000  128,091
    Sumitomo Osaka Cement Co., Ltd..................... 11,000   41,128
    Sumitomo Realty & Development Co., Ltd.............  2,000   88,306
    Sumitomo Rubber Industries, Ltd....................  2,400   33,126
    Sumitomo Warehouse Co., Ltd. (The).................  3,000   15,922
    Suruga Bank, Ltd...................................  2,000   33,776
    Suzuken Co. Ltd/Aichi Japan........................  2,100   72,582
    Suzuki Motor Corp..................................  4,900  127,017
    Sysmex Corp........................................  1,400   77,056
    T&D Holdings, Inc..................................  8,300  101,128
#   Tachi-S Co., Ltd...................................    400    5,439
    Tadano, Ltd........................................  1,000   14,048
    Taiheiyo Cement Corp............................... 24,000   88,744
    Taikisha, Ltd......................................  1,200   26,004
#   Taisei Corp........................................ 43,000  187,806
    Taiyo Nippon Sanso Corp............................  9,000   62,269
#   Taiyo Yuden Co., Ltd...............................  2,900   34,879
    Takara Holdings, Inc...............................  4,000   32,260
    Takara Standard Co., Ltd...........................  5,000   35,751
    Takasago International Corp........................  2,000   11,023
    Takasago Thermal Engineering Co., Ltd..............  3,000   26,908
    Takashimaya Co., Ltd...............................  8,000   74,171
#   Takata Corp........................................  1,000   29,692
    Takeda Pharmaceutical Co., Ltd..................... 10,600  492,678
    Tayca Corp.........................................  3,000    8,549
#   TDK Corp...........................................  2,000   90,243
    TDK Corp. Sponsored ADR............................  1,200   54,816
    Teijin, Ltd........................................ 43,000   96,777
    Terumo Corp........................................  1,700   78,944
    THK Co., Ltd.......................................  3,800   82,370
*   Toa Corp........................................... 13,000   27,996
    Toagosei Co., Ltd..................................  7,000   28,802
    TOC Co., Ltd.......................................  2,800   20,230
    Tochigi Bank, Ltd. (The)...........................  5,000   19,489
    Toda Corp..........................................  3,000    9,980
    Toei Co., Ltd......................................  5,000   30,430
    Toho Bank, Ltd. (The)..............................  3,000    9,145
    Toho Co. Ltd/Kobe..................................  1,000    3,528
    Toho Holdings Co., Ltd.............................  2,900   51,004
    Toho Zinc Co., Ltd.................................  5,000   17,539
*   Tohoku Electric Power Co., Inc.....................  5,100   55,006
    Tokai Carbon Co., Ltd..............................  8,000   25,639
    Tokai Rika Co., Ltd................................  1,800   33,038
    Token Corp.........................................    120    5,553
    Tokio Marine Holdings, Inc.........................  9,300  271,543
    Tokushu Tokai Paper Co., Ltd.......................  4,000    8,224

                                     1001

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Tokuyama Corp......................................  8,000 $   31,966
    Tokyo Dome Corp....................................  2,000     11,819
*   Tokyo Electric Power Co., Inc......................  5,300     24,053
    Tokyo Electron, Ltd................................  3,400    177,262
    Tokyo Energy & Systems, Inc........................  2,000     10,205
    Tokyo Gas Co., Ltd................................. 28,000    138,861
    Tokyo Seimitsu Co., Ltd............................    700     13,634
#*  Tokyo Steel Manufacturing Co., Ltd.................    400      2,021
    Tokyo Tatemono Co., Ltd............................ 16,000    148,447
    Tokyo Tomin Bank, Ltd. (The).......................    500      4,987
*   Tokyu Fudosan Holdings Corp........................ 14,000    120,091
    TOMONY Holdings, Inc...............................  1,800      7,079
#   Tomy Co., Ltd......................................    800      3,617
    Tonami Holdings Co., Ltd...........................  3,000      5,913
#   TonenGeneral Sekiyu KK.............................  6,000     52,289
    Toppan Forms Co., Ltd..............................  1,300     11,271
    Toppan Printing Co., Ltd........................... 16,000    116,675
    Topre Corp.........................................    300      3,872
    Topy Industries, Ltd...............................  8,000     13,962
    Toray Industries, Inc.............................. 18,000    117,530
    Toshiba Corp....................................... 52,000    216,174
    Toshiba Machine Co., Ltd...........................  8,000     43,196
    Toshiba Plant Systems & Services Corp..............  2,000     29,596
    Toshiba TEC Corp...................................  2,000     13,266
    Tosoh Corp......................................... 23,000     98,068
    Totetsu Kogyo Co., Ltd.............................  1,300     26,177
    TOTO, Ltd..........................................  8,000    126,537
    Towa Pharmaceutical Co., Ltd.......................    200      8,089
    Toyo Ink SC Holdings Co., Ltd......................  3,000     14,425
    Toyo Seikan Group Holdings, Ltd....................  6,600    117,070
    Toyo Tire & Rubber Co., Ltd........................ 12,000     67,507
    Toyobo Co., Ltd.................................... 23,000     40,835
    Toyoda Gosei Co., Ltd..............................  1,700     35,752
#   Toyota Boshoku Corp................................  1,900     21,637
    Toyota Motor Corp..................................  2,455    140,474
    Toyota Motor Corp. Sponsored ADR................... 11,495  1,319,166
    Toyota Tsusho Corp.................................  3,700     86,757
    Trusco Nakayama Corp...............................    400      9,209
    TS Tech Co., Ltd...................................    900     33,190
    Tsubakimoto Chain Co...............................  2,000     15,792
#   Tsugami Corp.......................................  1,000      5,790
    Tsukuba Bank, Ltd..................................  5,900     20,854
#   Tsumura & Co.......................................  1,500     36,990
    Tsuruha Holdings, Inc..............................    600     56,139
    Ube Industries, Ltd................................ 49,000    100,544
*   Ulvac, Inc.........................................  4,200     68,529
    Unicharm Corp......................................  1,800     97,793
    Unipres Corp.......................................  1,300     23,349
    United Arrows, Ltd.................................    700     22,494
    Universal Entertainment Corp.......................    500      9,149
    UNY Group Holdings Co., Ltd........................  6,200     37,172
    Ushio, Inc.........................................  2,700     32,057
    Valor Co., Ltd.....................................  1,200     15,930

                                     1002

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Vital KSK Holdings, Inc............................  1,000 $     6,722
    Wacoal Holdings Corp...............................  3,000      30,948
#   Wacom Co., Ltd.....................................  4,400      27,754
    West Japan Railway Co..............................  1,700      69,636
    Xebio Co., Ltd.....................................  1,700      33,869
    Yachiyo Bank, Ltd. (The)...........................    400      10,486
    Yahoo Japan Corp................................... 10,000      56,453
    Yaizu Suisankagaku Industry Co., Ltd...............    200       1,758
    Yakult Honsha Co., Ltd.............................  1,300      63,447
#   Yamada Denki Co., Ltd.............................. 22,000      75,512
    Yamagata Bank, Ltd. (The)..........................  2,000       7,796
    Yamaha Corp........................................  8,500     124,616
    Yamaha Motor Co., Ltd..............................  5,200      68,686
    Yamanashi Chuo Bank, Ltd. (The)....................  2,000       8,487
#   Yamato Holdings Co., Ltd...........................  3,000      62,807
    Yamazaki Baking Co., Ltd...........................  2,000      21,531
#   Yaskawa Electric Corp..............................  3,000      40,788
    Yellow Hat, Ltd....................................    400       7,406
    Yokogawa Electric Corp.............................  2,400      37,173
    Yokohama Reito Co., Ltd............................  3,900      30,412
    Yokohama Rubber Co., Ltd. (The)....................  6,000      53,430
    Yondenko Corp......................................  2,000       7,122
    Yorozu Corp........................................    600      10,989
#   Zensho Holdings Co., Ltd...........................  3,500      39,248
    Zeon Corp..........................................  9,000      87,282
    ZERIA Pharmaceutical Co., Ltd......................  1,100      29,285
                                                               -----------
TOTAL JAPAN............................................         44,608,028
                                                               -----------
NETHERLANDS -- (2.9%)
    Aalberts Industries NV.............................  3,416     106,731
    Aegon NV........................................... 47,311     412,389
    Akzo Nobel NV......................................  6,251     449,584
    Amsterdam Commodities NV...........................  1,121      24,482
*   APERAM.............................................  2,305      41,351
    Arcadis NV.........................................    907      32,396
    Arcelormittal(B295F26).............................  8,694     143,277
    ArcelorMittal(B03XPL1)............................. 12,432     205,344
    ASM International NV...............................  1,439      48,109
    ASML Holding NV(B908F01)...........................  1,642     138,963
    ASML Holding NV(B929F46)...........................  1,373     116,179
    BinckBank NV.......................................  2,442      27,190
    Brunel International NV............................    532      31,269
    Corbion NV.........................................  1,390      29,130
    Delta Lloyd NV.....................................  8,127     208,789
    Fugro NV...........................................  1,775      92,822
    Gemalto NV.........................................  1,658     186,869
#   Heijmans NV........................................  1,353      22,022
    Heineken NV........................................  1,465      89,256
    Hunter Douglas NV..................................    235      10,695
#*  ING Groep NV Sponsored ADR......................... 56,475     746,035
    Kendrion NV........................................    337      10,691
    Koninklijke Ahold NV............................... 22,669     377,332
    Koninklijke BAM Groep NV...........................  7,103      36,442

                                     1003

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    Koninklijke Boskalis Westminster NV................  1,396 $   66,938
    Koninklijke DSM NV.................................  4,847    320,846
*   Koninklijke KPN NV................................. 64,470    241,228
    Koninklijke Philips NV(5986622).................... 16,162    560,727
    Koninklijke Philips NV(500472303).................. 11,642    403,977
    Koninklijke Ten Cate NV............................  1,115     35,705
    Nutreco NV.........................................  2,038     90,852
*   PostNL NV.......................................... 12,681     70,984
    Randstad Holding NV................................  3,983    252,589
    Reed Elsevier NV...................................  5,390    111,161
    Reed Elsevier NV Sponsored ADR.....................  2,642    109,115
#*  Royal Imtech NV....................................  9,793     27,922
*   SBM Offshore NV....................................  6,909    133,326
    Sligro Food Group NV...............................    404     16,014
    Telegraaf Media Groep NV...........................    581      6,009
    TKH Group NV.......................................  1,133     38,929
    TNT Express NV.....................................  3,969     34,964
*   TomTom NV..........................................  2,056     14,245
    Unilever NV(904784709).............................  3,158    117,920
    Unilever NV(B12T3J1)...............................  4,559    170,104
    Unit4 NV...........................................    614     31,886
    USG People NV......................................  1,366     21,401
    Wolters Kluwer NV..................................  7,573    208,939
#   Ziggo NV...........................................    518     22,497
                                                               ----------
TOTAL NETHERLANDS......................................         6,695,625
                                                               ----------
NEW ZEALAND -- (0.3%)
    Auckland International Airport, Ltd................ 31,926     94,102
    Chorus, Ltd. ADR...................................    880      4,893
    Contact Energy, Ltd................................  8,055     33,564
    Ebos Group, Ltd....................................    381      3,006
    Fisher & Paykel Healthcare Corp., Ltd.............. 13,276     43,509
    Fletcher Building, Ltd.(6341606)...................  9,511     69,669
    Fletcher Building, Ltd.(6341617)...................  1,711     12,699
    Freightways, Ltd...................................  2,616      9,837
    Infratil, Ltd...................................... 20,130     35,775
    Mainfreight, Ltd...................................  3,098     32,814
    New Zealand Refining Co., Ltd. (The)...............  7,267     11,812
    Nuplex Industries, Ltd.............................  5,854     15,895
    Port of Tauranga, Ltd..............................  1,623     19,016
    Ryman Healthcare, Ltd.............................. 12,632     80,676
    Sky Network Television, Ltd........................  6,556     30,572
    SKYCITY Entertainment Group, Ltd................... 10,107     31,634
    Telecom Corp. of New Zealand, Ltd.................. 26,416     50,097
    TrustPower, Ltd....................................  3,375     18,162
#*  Xero, Ltd..........................................    710     23,800
                                                               ----------
TOTAL NEW ZEALAND......................................           621,532
                                                               ----------
NORWAY -- (1.0%)
    Aker ASA Class A...................................    951     28,504
    Aker Solutions ASA.................................  1,944     29,858
*   Algeta ASA.........................................    483     27,705

                                     1004

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
*   Archer, Ltd........................................   1,949 $    1,680
    Atea ASA...........................................   2,131     19,700
    Austevoll Seafood ASA..............................   5,066     29,305
    BW Offshore, Ltd...................................   4,454      4,901
    Cermaq ASA.........................................     800      8,158
#*  Det Norske Oljeselskap ASA.........................   2,204     22,327
    DNB ASA............................................  14,525    246,667
*   DNO International ASA..............................  28,000     91,394
*   DOF ASA............................................   1,800      8,909
    Ekornes ASA........................................     454      5,911
    Farstad Shipping ASA...............................     124      2,567
    Fred Olsen Energy ASA..............................     869     31,487
    Ganger Rolf ASA....................................     240      4,589
    Gjensidige Forsikring ASA..........................   1,966     37,787
    Golar LNG, Ltd.....................................     568     19,951
*   Kongsberg Automotive Holding ASA...................  23,789     22,198
    Kongsberg Gruppen A.S..............................   1,943     39,805
    Kvaerner ASA.......................................   5,584     10,708
    Leroey Seafood Group ASA...........................     940     28,492
    Marine Harvest ASA.................................   6,719     77,451
#*  Nordic Semiconductor ASA...........................   8,606     41,131
    Norsk Hydro ASA....................................  38,939    177,151
*   Norske Skogindustrier ASA..........................   2,500      2,168
#*  Norwegian Air Shuttle A.S..........................   1,098     35,818
    Opera Software ASA.................................   2,172     29,695
    Orkla ASA..........................................   7,289     56,742
    Petroleum Geo-Services ASA.........................   3,107     32,236
    Prosafe SE.........................................   4,546     30,330
*   REC Silicon ASA....................................  77,614     33,943
    Schibsted ASA......................................   1,096     64,239
    Seadrill, Ltd......................................   2,157     77,489
#*  Songa Offshore.....................................   2,969      1,344
    SpareBank 1 SMN....................................   2,099     19,673
    SpareBank 1 SR Bank ASA............................   6,486     62,998
    Statoil ASA........................................   6,394    151,542
    Statoil ASA Sponsored ADR..........................   5,319    126,113
    Stolt-Nielsen, Ltd.................................     122      3,604
*   Storebrand ASA.....................................  14,674     87,657
    Subsea 7 SA........................................   7,231    124,618
    Telenor ASA........................................   4,598     95,656
    TGS Nopec Geophysical Co. ASA......................     865     22,445
    Tomra Systems ASA..................................   1,800     15,406
    Veidekke ASA.......................................   1,400     10,537
    Wilh Wilhelmsen ASA................................   3,408     31,150
#   Yara International ASA.............................   3,434    141,816
                                                                ----------
TOTAL NORWAY...........................................          2,275,555
                                                                ----------
PORTUGAL -- (0.3%)
*   Banco Comercial Portugues SA....................... 105,752     23,604
*   Banco Espirito Santo SA............................  18,689     28,350
    EDP - Energias de Portugal SA......................  35,755    134,232
*   EDP Renovaveis SA..................................   6,176     35,542
    Galp Energia SGPS SA...............................   3,295     50,942

                                     1005

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
PORTUGAL -- (Continued)
    Jeronimo Martins SGPS SA...........................   1,895 $ 32,399
    Portucel SA........................................  11,580   48,065
    Portugal Telecom SGPS SA...........................  23,776  104,507
#   Portugal Telecom SGPS SA Sponsored ADR.............   2,200    9,570
    REN - Redes Energeticas Nacionais SGPS SA..........   5,988   20,280
    Semapa-Sociedade de Investimento e Gestao..........   1,346   17,981
    Sonae..............................................  30,547   48,079
    Sonaecom - SGPS SA.................................   1,724    5,522
#   ZON OPTIMUS SGPS SA................................  10,000   66,840
                                                                --------
TOTAL PORTUGAL.........................................          625,913
                                                                --------
SINGAPORE -- (1.1%)
    Banyan Tree Holdings, Ltd..........................  47,000   22,240
    Biosensors International Group, Ltd................  28,000   18,919
    Bukit Sembawang Estates, Ltd.......................   2,000    8,824
    Bund Center Investment, Ltd........................  21,000    3,378
    CapitaLand, Ltd....................................  59,000  127,078
    Chip Eng Seng Corp., Ltd...........................  45,000   24,470
    City Developments, Ltd.............................  15,000  102,440
    ComfortDelGro Corp., Ltd...........................  17,000   25,692
    Cosco Corp. Singapore, Ltd.........................  21,000   11,522
    CSE Global, Ltd....................................  38,000   18,798
    DBS Group Holdings, Ltd............................  12,000  154,974
    Ezion Holdings, Ltd................................  29,000   51,036
*   Ezra Holdings, Ltd.................................  23,000   17,415
    First Resources, Ltd...............................  17,000   26,524
    Global Logistic Properties, Ltd....................  13,000   28,454
    GMG Global, Ltd.................................... 304,000   23,064
    Great Eastern Holdings, Ltd........................   2,000   27,482
    GuocoLand, Ltd.....................................  17,666   30,472
    GuocoLeisure, Ltd..................................  43,000   27,760
    Ho Bee Land, Ltd...................................  17,000   26,678
    Hongkong Land Holdings, Ltd........................   6,000   36,117
    Hutchison Port Holdings Trust...................... 130,000   86,274
#   Hyflux, Ltd........................................  26,000   23,327
    Indofood Agri Resources, Ltd.......................  18,000   10,816
    Jardine Cycle & Carriage, Ltd......................   1,000   27,310
    Jaya Holdings, Ltd.................................  34,000   20,506
    K-Green Trust......................................     800      629
    K1 Ventures, Ltd...................................  21,000    3,113
    Keppel Corp., Ltd..................................  12,400  100,981
    Keppel Land, Ltd...................................  36,000   88,913
    Keppel Telecommunications & Transportation, Ltd....   3,000    4,241
    M1, Ltd............................................  11,000   28,918
    Midas Holdings, Ltd................................  71,000   25,561
    Noble Group, Ltd...................................  60,000   44,520
    NSL, Ltd...........................................   2,000    2,703
#   Olam International, Ltd............................  70,000   81,012
#   OUE, Ltd...........................................  13,000   24,160
    Oversea-Chinese Banking Corp., Ltd.................  16,000  116,254
    Petra Foods, Ltd...................................   4,000   10,104
*   Raffles Education Corp., Ltd.......................   5,310    1,139
    Raffles Medical Group, Ltd.........................   8,000   18,784

                                     1006

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    SATS, Ltd..........................................  19,460 $   47,710
    SembCorp Industries, Ltd...........................  10,000     41,055
#   SembCorp Marine, Ltd...............................   7,000     22,236
    Sinarmas Land, Ltd.................................  66,000     24,015
    Singapore Airlines, Ltd............................  10,000     75,051
    Singapore Land, Ltd................................   6,000     37,055
    Singapore Press Holdings, Ltd......................   7,000     21,902
    Singapore Technologies Engineering, Ltd............  18,000     53,312
    Singapore Telecommunications, Ltd..................  79,000    217,946
    Stamford Land Corp., Ltd...........................  32,000     14,516
    StarHub, Ltd.......................................   8,000     26,737
    Super Group, Ltd...................................   9,000     26,199
    Tat Hong Holdings, Ltd.............................  24,000     15,407
*   Triyards holdings, Ltd.............................   2,300      1,185
    United Engineers, Ltd..............................   6,000      8,154
    United Industrial Corp., Ltd.......................  40,000     91,756
    United Overseas Bank, Ltd..........................   7,000    109,458
    UOB-Kay Hian Holdings, Ltd.........................  11,000     14,056
    UOL Group, Ltd.....................................  14,000     64,118
*   Vard Holdings, Ltd.................................  23,000     14,774
    Venture Corp., Ltd.................................   8,000     46,346
    Wheelock Properties Singapore, Ltd.................  15,000     18,522
    Wilmar International, Ltd..........................  17,000     41,512
    Wing Tai Holdings, Ltd.............................  13,510     18,299
    Yongnam Holdings, Ltd.............................. 113,000     20,309
                                                                ----------
TOTAL SINGAPORE........................................          2,604,232
                                                                ----------
SPAIN -- (2.7%)
    Abengoa SA.........................................   1,749      7,001
    Abengoa SA Class B.................................   6,996     23,103
    Abertis Infraestructuras SA........................   6,038    134,739
    Acciona SA.........................................     733     48,569
#   Acerinox SA........................................   4,201     54,548
    ACS Actividades de Construccion y Servicios SA.....   3,734    131,040
    Almirall SA........................................   2,303     36,732
    Amadeus IT Holding SA Class A......................   3,455    136,673
*   Atresmedia Corp de Medios de Comunicaion SA........   2,220     41,688
    Banco Bilbao Vizcaya Argentaria SA.................  35,707    425,944
    Banco Bilbao Vizcaya Argentaria SA Sponsored ADR...  26,417    314,630
    Banco de Sabadell SA...............................  90,346    266,543
    Banco Popular Espanol SA...........................  26,631    182,677
    Banco Santander SA.................................  83,282    716,490
    Banco Santander SA Sponsored ADR...................  39,669    342,740
*   Bankia SA..........................................  42,785     73,728
    Bankinter SA.......................................  12,462     93,057
*   Baron de Ley.......................................     128     11,485
    Bolsas y Mercados Espanoles SA.....................     993     38,820
    CaixaBank SA.......................................  31,958    195,864
*   Caja de Ahorros del Mediterraneo...................     233         --
*   Cementos Portland Valderrivas SA...................     155      1,508
    Construcciones y Auxiliar de Ferrocarriles SA......      77     38,907
*   Deoleo SA..........................................   5,017      3,353
    Distribuidora Internacional de Alimentacion SA.....   7,854     64,538

                                     1007

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Ebro Foods SA......................................  1,132 $   25,057
    Enagas SA..........................................  1,766     48,275
    Ence Energia y Celulosa SA......................... 10,765     39,507
*   Faes Farma SA(BHD66W7).............................    118        420
    Faes Farma SA(B1PQHS6).............................  7,458     26,518
    Ferrovial SA.......................................  7,855    150,720
*   Fomento de Construcciones y Contratas SA...........    737     19,718
*   Gamesa Corp. Tecnologica SA........................  4,824     52,889
#   Gas Natural SDG SA.................................  5,590    138,149
    Grifols SA.........................................  1,691     87,571
    Grupo Catalana Occidente SA........................    732     28,087
*   Iberdrola SA(BJ05N64)..............................  2,343     14,463
    Iberdrola SA(B288C92).............................. 84,350    519,397
    Inditex SA.........................................  1,817    270,614
    Indra Sistemas SA..................................  4,097     72,536
*   Jazztel P.L.C......................................  4,109     50,444
    Mapfre SA.......................................... 13,120     54,102
*   Mediaset Espana Comunicacion SA....................  3,538     43,572
    Melia Hotels International SA......................  3,189     41,403
*   NH Hoteles SA......................................  1,077      6,758
    Obrascon Huarte Lain SA............................    709     29,900
*   Pescanova SA.......................................  1,279         --
*   Promotora de Informaciones SA Class A..............  4,718      2,578
    Prosegur Cia de Seguridad SA.......................  2,490     14,966
*   Realia Business SA.................................  8,376     11,322
    Red Electrica Corp. SA.............................  2,364    165,331
    Repsol SA..........................................  7,163    167,409
    Repsol SA Sponsored ADR............................  4,469    104,887
*   Sacyr SA........................................... 10,782     54,895
    Tecnicas Reunidas SA...............................    572     30,059
    Telefonica SA...................................... 15,701    241,817
#   Telefonica SA Sponsored ADR........................ 16,998    261,089
    Tubacex SA.........................................  5,015     19,111
    Tubos Reunidos SA..................................  1,662      3,928
    Vidrala SA.........................................    235     11,657
    Viscofan SA........................................    472     24,986
*   Vocento SA.........................................    844      1,857
    Zardoya Otis SA....................................  3,518     59,030
                                                               ----------
TOTAL SPAIN............................................         6,279,399
                                                               ----------
SWEDEN -- (3.2%)
    AarhusKarlshamn AB.................................    568     34,683
    AddTech AB Class B.................................    993     15,342
    AF AB Class B......................................  1,585     51,188
    Alfa Laval AB......................................  3,800     92,066
    Assa Abloy AB Class B..............................  5,659    281,759
    Atlas Copco AB Class A.............................  7,378    199,911
#   Atlas Copco AB Class B.............................  4,089    102,067
    Avanza Bank Holding AB.............................    683     24,994
    Axfood AB..........................................    232     11,119
#   Axis Communications AB.............................  2,030     65,464
    B&B Tools AB Class B...............................  1,109     21,987
    Beijer AB G&L Class B..............................    522      9,990

                                     1008

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Betsson AB.........................................    655 $ 18,481
    Bilia AB Class A...................................    992   25,321
    BillerudKorsnas AB.................................  2,884   34,536
    Bjoern Borg AB.....................................    385    1,747
    Boliden AB......................................... 14,454  219,157
    Castellum AB.......................................  3,189   50,827
*   Cloetta AB Class B.................................    480    1,612
    Duni AB............................................  2,923   38,885
    Electrolux AB Series B.............................  7,766  164,681
#   Elekta AB Class B..................................  6,513   94,814
*   Eniro AB...........................................  3,508   26,177
    Fabege AB..........................................  2,825   35,806
    Getinge AB Class B.................................  5,318  182,584
    Haldex AB..........................................  3,031   29,518
    Hennes & Mauritz AB Class B........................  6,695  287,881
    Hexagon AB Class B.................................  2,791   88,408
    Hexpol AB..........................................    792   56,252
    Holmen AB Class B..................................  2,248   77,600
    Hufvudstaden AB Class A............................    111    1,487
    Husqvarna AB Class A...............................  3,992   23,038
    Husqvarna AB Class B............................... 11,763   68,153
*   ICA Gruppen AB.....................................  2,443   75,207
    Industrial & Financial Systems Class B.............  1,168   28,567
    Indutrade AB.......................................    778   33,675
    Intrum Justitia AB.................................  2,642   74,503
    JM AB..............................................  2,125   56,808
    Kungsleden AB......................................  3,130   22,735
    Lagercrantz AB Class B.............................    480    9,144
*   Lindab International AB............................  2,338   23,674
    Loomis AB Class B..................................  1,238   29,248
*   Lundin Petroleum AB................................  5,902  102,081
    Meda AB Class A....................................  7,099   86,282
#*  Medivir AB Class B.................................  1,257   17,367
    Mekonomen AB.......................................    225    5,466
*   Micronic Mydata AB................................. 11,440   23,547
    Millicom International Cellular SA.................    555   53,942
    Modern Times Group AB Class B......................    701   31,593
    NCC AB Class B.....................................  2,063   65,832
    New Wave Group AB Class B..........................    752    4,115
    Nibe Industrier AB Class B.........................  1,196   26,219
    Nobia AB...........................................  5,022   38,866
    Nolato AB Class B..................................    216    5,267
    Nordea Bank AB..................................... 31,670  422,605
    Nordnet AB Class B.................................  6,239   26,578
*   PA Resources AB....................................      3        5
    Peab AB............................................  6,816   42,281
*   Rezidor Hotel Group AB.............................  5,832   39,967
    Saab AB Class B....................................  1,438   37,286
    Sandvik AB.........................................  8,841  123,684
*   SAS AB.............................................  6,947   19,178
    Scania AB Class B..................................  5,496  112,291
    Securitas AB Class B............................... 11,505  119,408
    Skandinaviska Enskilda Banken AB Class A........... 31,763  409,256

                                     1009

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Skanska AB Class B.................................  7,619 $  150,006
    SKF AB Class B.....................................  4,436    117,397
#   SSAB AB Class A....................................  5,418     43,198
#   SSAB AB Class B....................................  3,943     27,879
    Svenska Cellulosa AB Class A.......................  1,455     41,236
    Svenska Cellulosa AB Class B....................... 15,984    454,511
    Svenska Handelsbanken AB Class A...................  4,084    193,794
    Swedbank AB Class A................................  9,838    256,719
    Swedish Match AB...................................  3,885    113,688
*   Swedish Orphan Biovitrum AB........................  3,893     44,366
    Systemair AB.......................................    348      6,384
    Tele2 AB Class B...................................  5,528     60,792
    Telefonaktiebolaget LM Ericsson Class A............  2,994     34,728
    Telefonaktiebolaget LM Ericsson Class B............ 31,501    385,725
    Telefonaktiebolaget LM Ericsson Sponsored ADR...... 20,310    249,610
    TeliaSonera AB..................................... 24,303    179,989
    Trelleborg AB Class B..............................  5,715    113,920
    Unibet Group P.L.C.................................  1,240     60,366
    Volvo AB Class A...................................  5,553     73,235
    Volvo AB Class B................................... 15,322    202,586
    Wallenstam AB Class B..............................  1,861     28,446
    Wihlborgs Fastigheter AB...........................  2,227     40,646
                                                               ----------
TOTAL SWEDEN...........................................         7,483,433
                                                               ----------
SWITZERLAND -- (7.4%)
    ABB, Ltd...........................................  9,758    242,714
    ABB, Ltd. Sponsored ADR............................ 16,629    413,064
    Adecco SA..........................................  4,752    373,253
*   AFG Arbonia-Forster Holding AG.....................    960     33,722
    Allreal Holding AG.................................    448     62,278
    Alpiq Holding AG...................................     48      6,626
    ams AG.............................................    411     50,460
    Autoneum Holding AG................................     30      5,182
    Baloise Holding AG.................................  1,246    148,839
    Bank Coop AG.......................................    211     10,107
    Banque Cantonale Vaudoise..........................     96     52,185
    Barry Callebaut AG.................................     48     56,815
    Basler Kantonalbank................................    208     17,377
    Belimo Holding AG..................................      4     11,125
    Berner Kantonalbank AG.............................    157     37,049
*   Bobst Group SA.....................................    718     26,161
    Bossard Holding AG.................................     68     16,364
    Bucher Industries AG...............................    223     65,305
    Burckhardt Compression Holding AG..................     65     29,278
*   Charles Voegele Holding AG.........................    527      6,473
    Cie Financiere Richemont SA........................  6,065    561,043
    Clariant AG........................................  8,352    157,365
    Conzzeta AG........................................     18     42,006
    Credit Suisse Group AG............................. 21,840    658,060
    Credit Suisse Group AG Sponsored ADR............... 21,939    661,461
    Daetwyler Holding AG...............................    429     64,649
    DKSH Holding AG....................................    269     18,303
*   Dufry AG...........................................    519     81,288

                                     1010

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Emmi AG............................................     73 $   23,167
    EMS-Chemie Holding AG..............................    188     64,713
    Energiedienst Holding AG...........................    195      6,144
    Flughafen Zuerich AG...............................    107     62,853
    Galenica AG........................................    117    111,441
*   Gategroup Holding AG...............................    959     28,527
    Geberit AG.........................................    586    169,871
    Givaudan SA........................................    157    232,159
    Helvetia Holding AG................................    199     95,888
    Holcim, Ltd........................................  6,879    499,294
    Huber & Suhner AG..................................    281     15,035
    Implenia AG........................................    638     44,878
    Inficon Holding AG.................................    107     39,515
    Kudelski SA........................................  2,490     38,046
    Kuehne + Nagel International AG....................    651     86,421
    Kuoni Reisen Holding AG............................    123     55,595
    Liechtensteinische Landesbank AG...................    210      9,536
    Lindt & Spruengli AG...............................      1     53,610
    Logitech International SA..........................  7,268    114,253
    Lonza Group AG.....................................  1,460    146,447
    Luzerner Kantonalbank AG...........................     74     28,386
    Metall Zug AG......................................      5     13,399
#*  Meyer Burger Technology AG.........................  1,731     26,173
    Mobimo Holding AG..................................    147     30,638
    Nestle SA.......................................... 26,495  1,920,127
    Nobel Biocare Holding AG...........................  2,549     38,855
    Novartis AG........................................ 10,302    814,279
    Novartis AG ADR.................................... 20,867  1,649,954
    OC Oerlikon Corp. AG...............................    640     10,069
*   Orascom Development Holding AG.....................    654     10,852
    Panalpina Welttransport Holding AG.................    290     47,928
    Partners Group Holding AG..........................    182     43,102
    Phoenix Mecano AG..................................     30     19,308
    PubliGroupe AG.....................................     32      4,066
    Rieter Holding AG..................................    198     43,905
    Roche Holding AG(7108918)..........................    226     62,087
    Roche Holding AG(7110388)..........................  4,375  1,200,349
    Schindler Holding AG...............................    142     20,847
    Schweiter Technologies AG..........................     15     11,425
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    589     38,830
    SGS SA.............................................     52    117,577
    Sika AG............................................     73    240,232
    Sonova Holding AG..................................  1,106    151,897
    St Galler Kantonalbank AG..........................     77     29,791
    Straumann Holding AG...............................    258     51,425
    Sulzer AG..........................................    685    103,143
    Swatch Group AG (The)(7184725).....................    716    425,537
    Swatch Group AG (The)(7184736).....................    689     70,555
    Swiss Life Holding AG..............................    969    208,557
    Swiss Re AG........................................  9,743    840,831
    Swisscom AG........................................    446    244,996
    Swisslog Holding AG................................  3,346      4,181
    Swissquote Group Holding SA........................    501     19,690

                                     1011

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
SWITZERLAND -- (Continued)
    Syngenta AG........................................    610 $   215,654
    Syngenta AG ADR....................................  1,500     106,245
    Tecan Group AG.....................................    432      47,368
    Temenos Group AG...................................  1,495      41,861
    U-Blox AG..........................................    336      42,619
    UBS AG(H89231338).................................. 21,265     422,536
    UBS AG(B18YFJ4).................................... 29,907     593,184
    Valiant Holding AG.................................    340      33,033
    Valora Holding AG..................................     40      10,296
    Verwaltungs- und Privat-Bank AG....................     66       6,825
    Vetropack Holding AG...............................      6      11,905
#*  Von Roll Holding AG................................  4,126       8,515
    Vontobel Holding AG................................    879      33,073
    Walter Meier AG....................................    300      19,828
    Zehnder Group AG...................................    480      21,561
    Zug Estates Holding AG.............................      5       6,538
    Zuger Kantonalbank AG..............................      2      10,216
    Zurich Insurance Group AG..........................  3,698   1,072,201
                                                               -----------
TOTAL SWITZERLAND......................................         17,052,394
                                                               -----------
UNITED KINGDOM -- (17.8%)
    A.G. Barr P.L.C....................................  1,821      18,257
    Aberdeen Asset Management P.L.C.................... 20,586     132,038
    Admiral Group P.L.C................................  2,190      51,944
*   Afren P.L.C........................................ 30,848      75,366
    African Barrick Gold P.L.C.........................    156         560
*   Aga Rangemaster Group P.L.C........................    991       2,651
    Aggreko P.L.C......................................  2,760      70,018
    AMEC P.L.C......................................... 10,678     180,502
    Amlin P.L.C........................................ 15,650     107,464
    Anglo American P.L.C............................... 23,481     553,658
    ARM Holdings P.L.C.................................  5,384      82,189
    ARM Holdings P.L.C. Sponsored ADR..................  2,519     116,050
    Ashmore Group P.L.C................................  6,735      35,980
    Ashtead Group P.L.C................................ 25,129     325,574
    Associated British Foods P.L.C.....................  2,143      95,502
    AstraZeneca P.L.C. Sponsored ADR................... 11,519     731,456
    Aviva P.L.C........................................ 62,918     460,273
#   Aviva P.L.C. Sponsored ADR.........................  2,036      29,990
    Babcock International Group P.L.C..................  7,655     174,716
    BAE Systems P.L.C..................................  8,073      56,954
    Balfour Beatty P.L.C............................... 19,908      95,275
    Bank of Georgia Holdings P.L.C.....................     30       1,059
    Barclays P.L.C..................................... 60,528     270,212
    Barclays P.L.C. Sponsored ADR...................... 60,785   1,088,051
    Barratt Developments P.L.C......................... 35,046     217,883
    BBA Aviation P.L.C................................. 13,135      66,612
    Beazley P.L.C......................................  9,115      38,211
    Bellway P.L.C......................................  4,558     116,269
    Berendsen P.L.C....................................  3,002      45,563
    Berkeley Group Holdings P.L.C......................  4,610     195,626
    BG Group P.L.C..................................... 31,292     525,953
    Bodycote P.L.C.....................................  7,134      76,020

                                     1012

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
UNITED KINGDOM -- (Continued)
    Bovis Homes Group P.L.C.................................  5,933 $   80,169
    BP P.L.C. Sponsored ADR................................. 33,475  1,569,643
    Brammer P.L.C...........................................  6,600     49,681
    Brewin Dolphin Holdings P.L.C........................... 11,579     57,993
    British American Tobacco P.L.C..........................  7,802    372,293
    British American Tobacco P.L.C. Sponsored ADR...........  3,096    297,185
    British Sky Broadcasting Group P.L.C. Sponsored ADR.....  2,100    122,115
    Britvic P.L.C...........................................  4,445     50,631
    BT Group P.L.C.......................................... 33,016    207,904
*   BTG P.L.C...............................................  7,993     77,812
    Bunzl P.L.C.............................................  7,449    169,687
    Burberry Group P.L.C....................................  4,975    118,122
    Bwin.Party Digital Entertainment P.L.C..................  8,620     16,198
    Cape P.L.C..............................................     19         84
    Capita P.L.C............................................  9,406    151,770
    Capital & Regional P.L.C................................  2,940      2,296
    Carillion P.L.C......................................... 11,868     66,434
    Carnival P.L.C. ADR.....................................    900     36,729
    Catlin Group, Ltd....................................... 12,433    107,681
*   Centamin P.L.C.......................................... 17,706     12,736
    Centrica P.L.C.......................................... 40,035    204,461
    Chemring Group P.L.C....................................  3,286     12,989
    Chesnara P.L.C..........................................  5,426     30,740
    Cineworld Group P.L.C...................................  6,748     39,243
    Close Brothers Group P.L.C..............................  2,607     56,736
    Cobham P.L.C............................................ 26,747    129,052
    Coca-Cola HBC AG ADR....................................  3,977    104,993
*   Colt Group SA...........................................  7,373     15,309
    Compass Group P.L.C..................................... 20,690    309,219
    Computacenter P.L.C.....................................  5,423     57,698
    Consort Medical P.L.C...................................  1,136     19,921
    Cranswick P.L.C.........................................  2,118     45,841
    Croda International P.L.C...............................  2,173     85,958
    CSR P.L.C...............................................  6,238     67,715
    Daily Mail & General Trust P.L.C........................  6,452    101,924
    Dairy Crest Group P.L.C.................................  3,168     26,972
    DCC P.L.C...............................................  2,010     91,296
    De La Rue P.L.C.........................................  2,414     30,952
    Debenhams P.L.C......................................... 27,433     33,341
    Dechra Pharmaceuticals P.L.C............................  1,285     14,777
    Development Securities P.L.C............................  4,283     17,265
    Devro P.L.C.............................................  8,421     42,801
    Diageo P.L.C............................................  2,096     62,159
    Diageo P.L.C. Sponsored ADR.............................  2,723    326,896
    Dignity P.L.C...........................................    564     13,836
    Diploma P.L.C...........................................  2,091     23,859
*   Dixons Retail P.L.C..................................... 37,030     26,548
    Domino Printing Sciences P.L.C..........................  2,816     36,782
    Domino's Pizza Group P.L.C..............................  3,573     31,024
    Drax Group P.L.C........................................ 11,680    155,690
    DS Smith P.L.C.......................................... 24,951    134,353
    Electrocomponents P.L.C................................. 10,892     47,402

                                     1013

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C.................................... 28,161 $  118,055
*   EnQuest P.L.C...................................... 21,447     45,673
*   Enterprise Inns P.L.C.............................. 18,852     49,809
*   Essar Energy P.L.C................................. 14,708     13,997
    Essentra PLC.......................................  2,925     39,813
    Euromoney Institutional Investor P.L.C.............    172      3,742
*   Evraz P.L.C........................................  3,908      5,457
    Experian P.L.C..................................... 13,402    228,765
    F&C Asset Management P.L.C......................... 28,896     59,081
    Fenner P.L.C.......................................  2,053     13,842
    Ferrexpo P.L.C..................................... 10,562     26,301
    Fidessa Group P.L.C................................    581     22,060
*   Firstgroup P.L.C...................................    760      1,661
    Fresnillo P.L.C....................................  1,982     24,754
    Fuller Smith & Turner P.L.C........................    636     10,136
    G4S P.L.C.......................................... 36,920    144,512
    Galliford Try P.L.C................................  1,974     37,945
*   Gem Diamonds, Ltd..................................  3,300      8,593
    Genus P.L.C........................................  1,188     25,605
    GKN P.L.C.......................................... 11,606     75,089
    GlaxoSmithKline P.L.C..............................  2,457     63,155
    GlaxoSmithKline P.L.C. Sponsored ADR............... 18,679    962,716
    Glencore Xstrata P.L.C............................. 96,189    507,153
    Go-Ahead Group P.L.C...............................    891     28,924
    Grafton Group P.L.C................................  6,581     64,349
    Greencore Group P.L.C.............................. 20,358     83,254
    Greene King P.L.C..................................  7,915    111,413
    Greggs P.L.C.......................................  2,161     17,937
    Halfords Group P.L.C...............................  7,375     55,457
    Halma P.L.C........................................  8,072     79,297
    Hargreaves Lansdown P.L.C..........................  7,474    182,302
    Hays P.L.C......................................... 27,061     58,968
    Headlam Group P.L.C................................    999      7,623
    Helical Bar P.L.C..................................  4,049     23,092
    Henderson Group P.L.C.............................. 27,426     98,795
*   Heritage Oil P.L.C.................................  3,429     10,549
    Hikma Pharmaceuticals P.L.C........................  4,073     80,291
    Hill & Smith Holdings P.L.C........................  1,217     10,842
    Hiscox, Ltd........................................ 10,597    110,935
    Hochschild Mining P.L.C............................  1,326      3,288
    Home Retail Group P.L.C............................ 30,145     88,611
    Homeserve P.L.C....................................  3,055     16,426
    Howden Joinery Group P.L.C......................... 19,467    109,628
    HSBC Holdings P.L.C................................ 16,007    164,260
    HSBC Holdings P.L.C. Sponsored ADR................. 56,975  2,933,643
    Hunting P.L.C......................................  5,123     63,403
    Hyder Consulting P.L.C.............................  2,770     29,498
    IG Group Holdings P.L.C............................  7,245     74,483
*   Imagination Technologies Group P.L.C...............  4,965     13,995
    IMI P.L.C..........................................  7,973    195,653
    Imperial Tobacco Group P.L.C....................... 15,348    560,081
    Inchcape P.L.C.....................................  5,510     52,803
    Informa P.L.C...................................... 11,597     98,445

                                     1014

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Inmarsat P.L.C.....................................   5,212 $   59,876
*   Innovation Group P.L.C............................. 116,123     63,882
#   InterContinental Hotels Group P.L.C. ADR...........   2,310     74,936
*   International Consolidated Airlines Group SA.......  23,946    163,914
    Interserve P.L.C...................................   2,930     29,304
    Intertek Group P.L.C...............................   2,201    102,333
    Investec P.L.C.....................................  17,189    110,550
*   IP Group...........................................     315         55
*   IP Group P.L.C.....................................   7,800     22,478
    ITE Group P.L.C....................................   6,026     27,021
    ITV P.L.C..........................................  72,400    233,628
    J Sainsbury P.L.C..................................  37,661    213,288
    James Fisher & Sons P.L.C..........................     731     16,723
    Jardine Lloyd Thompson Group P.L.C.................     153      2,657
    JD Wetherspoon P.L.C...............................   2,129     27,848
    John Wood Group P.L.C..............................   8,342     87,848
    Johnson Matthey P.L.C..............................   6,163    326,706
    Jupiter Fund Management P.L.C......................   9,114     55,893
    Kcom Group P.L.C...................................  11,870     19,247
    Keller Group P.L.C.................................   3,054     59,439
    Kier Group P.L.C...................................     341     10,541
    Kingfisher P.L.C...................................  55,545    336,784
    Ladbrokes P.L.C....................................   4,695     11,513
    Laird P.L.C........................................   7,873     41,895
*   Lamprell P.L.C.....................................  11,637     27,382
    Lancashire Holdings, Ltd...........................   4,724     58,497
    Legal & General Group P.L.C........................  86,539    305,633
*   Lloyds Banking Group P.L.C......................... 856,331  1,167,813
*   Lloyds Banking Group P.L.C. ADR....................  23,290    127,629
*   Lonmin P.L.C.......................................  15,075     75,736
    Low & Bonar P.L.C..................................  19,043     27,083
    Man Group P.L.C....................................  52,508     70,306
    Marks & Spencer Group P.L.C........................  25,169    194,496
    Marshalls P.L.C....................................   2,042      5,921
    Marston's P.L.C....................................  19,493     48,017
    McBride P.L.C......................................   7,116     11,919
    Meggitt P.L.C......................................  12,867    109,091
    Melrose Industries P.L.C...........................  44,844    227,772
    Michael Page International P.L.C...................   5,738     41,906
    Micro Focus International P.L.C....................   2,905     35,749
    Millennium & Copthorne Hotels P.L.C................     512      4,752
*   Mitchells & Butlers P.L.C..........................   6,146     45,415
    Mitie Group P.L.C..................................  16,416     86,033
    Mondi P.L.C........................................  16,087    243,436
    Moneysupermarket.com Group P.L.C...................  12,316     36,136
    Morgan Advanced Materials P.L.C....................   2,403     12,236
    Morgan Sindall Group P.L.C.........................   2,809     36,736
    N Brown Group P.L.C................................   2,218     19,694
    National Express Group P.L.C.......................  15,437     73,938
    National Grid P.L.C................................   7,548     97,706
    National Grid P.L.C. Sponsored ADR.................   4,027    260,869
    Next P.L.C.........................................   2,221    227,802
    Northgate P.L.C....................................   3,633     33,423

                                     1015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Novae Group P.L.C..................................     169 $    1,585
    Oxford Instruments P.L.C...........................     349      9,563
    Pace P.L.C.........................................   7,703     45,213
    Pearson P.L.C......................................     850     15,530
    Pearson P.L.C. Sponsored ADR.......................  16,504    301,858
    Persimmon P.L.C....................................   8,100    174,532
    Petrofac, Ltd......................................   3,213     60,862
    Petropavlovsk P.L.C................................   2,951      3,378
    Phoenix Group Holdings.............................   1,976     23,801
    Phoenix IT Group, Ltd..............................   1,162      2,184
    Premier Farnell P.L.C..............................   6,585     23,532
*   Premier Foods P.L.C................................   2,677      6,283
    Premier Oil P.L.C..................................   8,872     39,515
    Prudential P.L.C...................................  19,483    392,196
    Prudential P.L.C. ADR..............................   3,132    126,408
    PZ Cussons P.L.C...................................   2,842     16,875
*   Quintain Estates & Development P.L.C...............  16,510     26,988
    Randgold Resources, Ltd............................     729     50,111
*   Raven Russia, Ltd..................................     290        378
    Reckitt Benckiser Group P.L.C......................   6,259    468,628
    Redrow P.L.C.......................................   8,714     46,466
    Reed Elsevier P.L.C................................   3,113     45,344
    Reed Elsevier P.L.C. Sponsored ADR.................   2,200    128,656
    Regus PLC..........................................   6,442     22,153
    Renishaw P.L.C.....................................   1,838     56,915
    Rentokil Initial P.L.C.............................  41,610     82,273
    Resolution, Ltd....................................  20,805    119,116
    Restaurant Group P.L.C. (The)......................   5,452     54,834
    Rexam P.L.C........................................  27,210    220,163
    Rightmove P.L.C....................................   2,579    107,307
    Rio Tinto P.L.C....................................   1,772     94,250
#   Rio Tinto P.L.C. Sponsored ADR.....................  10,230    543,725
    Rolls-Royce Holdings P.L.C.........................  33,307    648,715
    Rotork P.L.C.......................................   1,546     62,492
*   Royal Bank of Scotland Group P.L.C.................   3,977     22,157
*   Royal Bank of Scotland Group P.L.C. Sponsored ADR..  10,672    118,779
    Royal Dutch Shell P.L.C. ADR(780259107)............  21,316  1,552,444
    Royal Dutch Shell P.L.C. ADR(780259206)............   4,725    326,498
    Royal Dutch Shell P.L.C. Class A...................      86      2,979
    Royal Dutch Shell P.L.C. Class B...................   2,289     83,725
    RPC Group P.L.C....................................  10,354    101,169
    RPS Group P.L.C....................................  10,423     58,288
    RSA Insurance Group P.L.C.......................... 107,611    171,400
    SABMiller P.L.C....................................   1,208     54,276
*   Salamander Energy P.L.C............................   7,131     12,427
    Savills P.L.C......................................   6,177     63,449
    Schroders P.L.C.(0239581)..........................   1,920     60,243
    Schroders P.L.C.(0240549)..........................   3,075    124,461
    SDL P.L.C..........................................   2,041     12,231
    Senior P.L.C.......................................  17,526     85,675
    Serco Group P.L.C..................................  12,629     90,548
*   Severfield-Rowen P.L.C.............................  19,906     19,584
    Severn Trent P.L.C.................................   4,570    129,448

                                     1016

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Shanks Group P.L.C.................................   3,683 $    7,038
    Shire P.L.C. ADR...................................   1,800    269,316
    SIG P.L.C..........................................  14,107     45,381
#   Smith & Nephew P.L.C. Sponsored ADR................   2,100    151,704
    Smiths Group P.L.C.................................   6,982    164,657
    Smiths News P.L.C..................................   4,847     16,928
    Soco International P.L.C...........................   4,860     32,880
    Spectris P.L.C.....................................   3,589    130,809
    Speedy Hire P.L.C..................................  13,614     14,412
    Spirent Communications P.L.C.......................   8,253     12,908
    Spirit Pub Co. P.L.C...............................  19,306     26,422
*   Sports Direct International P.L.C..................   3,641     40,803
    SSE P.L.C..........................................  12,108    259,764
    St Ives P.L.C......................................   1,554      4,891
    St James's Place P.L.C.............................  13,629    172,130
    ST Modwen Properties P.L.C.........................   5,130     32,376
    Stagecoach Group P.L.C.............................   6,568     39,239
    Standard Chartered P.L.C...........................  27,011    548,970
    Standard Life P.L.C................................  54,121    324,278
    Synergy Health P.L.C...............................   1,599     33,856
    Synthomer P.L.C....................................   1,365      6,098
    TalkTalk Telecom Group P.L.C.......................   9,156     46,850
    Taylor Wimpey P.L.C................................  87,981    161,928
    Telecity Group P.L.C...............................   4,092     47,965
    Telecom Plus P.L.C.................................   1,277     39,968
    Tesco P.L.C........................................ 124,729    655,446
*   Thomas Cook Group P.L.C............................   9,258     27,360
    Travis Perkins P.L.C...............................   7,092    202,358
*   Trinity Mirror P.L.C...............................   3,332      9,748
    TT electronics P.L.C...............................  11,738     39,847
    Tullett Prebon P.L.C...............................   1,288      7,007
    Tullow Oil P.L.C...................................  11,523    149,167
    UBM P.L.C..........................................   5,598     62,582
    UDG Healthcare P.L.C...............................   1,895     11,082
    Ultra Electronics Holdings P.L.C...................     409     13,131
    Unilever P.L.C.....................................     345     13,241
#   Unilever P.L.C. Sponsored ADR......................   8,050    310,810
    Unite Group P.L.C..................................   8,329     56,011
    United Utilities Group P.L.C.......................   5,654     66,448
    Vedanta Resources P.L.C............................   3,226     42,644
    Victrex P.L.C......................................   1,888     55,153
    Vodafone Group P.L.C............................... 206,526    765,327
    Vodafone Group P.L.C. Sponsored ADR................  49,867  1,848,071
    Weir Group P.L.C. (The)............................   2,501     85,988
    WH Smith P.L.C.....................................   1,375     23,547
    Whitbread P.L.C....................................   3,311    203,877
    WM Morrison Supermarkets P.L.C.....................  64,665    254,826
    Wolseley P.L.C.....................................   5,323    286,445
    WPP P.L.C..........................................  11,150    233,620
#   WPP P.L.C. Sponsored ADR...........................   2,474    259,448
    WS Atkins P.L.C....................................   2,799     62,508
    Xaar P.L.C.........................................      10        182

                                     1017

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                     ----------   ------------
UNITED KINGDOM -- (Continued)
      Xchanging P.L.C...............................      3,063   $      8,980
                                                                  ------------
TOTAL UNITED KINGDOM................................                41,228,470
                                                                  ------------
UNITED STATES -- (0.0%)
*     Chaparral Gold Corp...........................        500            180
                                                                  ------------
TOTAL COMMON STOCKS.................................               214,802,529
                                                                  ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Porsche Automobil Holding SE..................      2,131        207,902
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG..................................        265             --
#*    Raiffeisen Bank International Rights..........        322             --
                                                                  ------------
TOTAL AUSTRIA.......................................                        --
                                                                  ------------
FRANCE -- (0.0%)
*     Groupe Fnac...................................          3             10
                                                                  ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios
        SA Rights 02/13/14..........................      3,733          2,125
*     Banco Popular Espanol SA Rights...............     26,631          1,472
*     Banco Santander SA Rights.....................     83,248         16,737
                                                                  ------------
TOTAL SPAIN.........................................                    20,334
                                                                  ------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C.........................      2,159          4,366
                                                                  ------------
TOTAL RIGHTS/WARRANTS...............................                    24,710
                                                                  ------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                     ----------   ------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@  DFA Short Term Investment Fund................ 1,382,887      16,000,000
@     Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.03%, 02/03/14
      (Collateralized by $745,351 GNMA 3.50%,
      09/20/42, valued at $669,940) to be
      repurchased at $656,805....................... $      657        656,804
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL.................                16,656,804
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $195,808,147)^^.              $231,691,945
                                                                  ============

                                     1018

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 1,009,704 $ 11,433,996   --    $ 12,443,700
   Austria.......................          --    1,057,832   --       1,057,832
   Belgium.......................     542,781    2,288,048   --       2,830,829
   Canada........................  18,569,004          141   --      18,569,145
   China.........................          --       30,287   --          30,287
   Denmark.......................     581,761    2,298,420   --       2,880,181
   Finland.......................     379,379    3,393,557   --       3,772,936
   France........................   1,377,778   17,202,582   --      18,580,360
   Germany.......................   1,572,298   13,358,422   --      14,930,720
   Greece........................          --       48,703   --          48,703
   Hong Kong.....................      84,727    3,531,909   --       3,616,636
   Ireland.......................     125,400      544,891   --         670,291
   Israel........................       9,756      494,263   --         504,019
   Italy.........................     196,165    5,195,964   --       5,392,129
   Japan.........................   3,627,625   40,980,403   --      44,608,028
   Netherlands...................   1,659,287    5,036,338   --       6,695,625
   New Zealand...................       4,893      616,639   --         621,532
   Norway........................     126,113    2,149,442   --       2,275,555
   Portugal......................       9,570      616,343   --         625,913
   Singapore.....................          --    2,604,232   --       2,604,232
   Spain.........................   1,023,346    5,256,053   --       6,279,399
   Sweden........................     249,610    7,233,823   --       7,483,433
   Switzerland...................   3,253,260   13,799,134   --      17,052,394
   United Kingdom................  14,720,616   26,507,854   --      41,228,470
   United States.................         180           --   --             180
Preferred Stocks
   Germany.......................          --      207,902   --         207,902
Rights/Warrants..................
   Austria.......................          --           --   --              --
   France........................          --           10   --              10
   Spain.........................          --       20,334   --          20,334
   United Kingdom................          --        4,366   --           4,366
Securities Lending Collateral....          --   16,656,804   --      16,656,804
                                  ----------- ------------   --    ------------
TOTAL............................ $49,123,253 $182,568,692   --    $231,691,945
                                  =========== ============   ==    ============

                                     1019

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES  VALUE++
                                                          ------ ----------
    COMMON STOCKS -- (96.6%)
    AUSTRALIA -- (5.1%)
    *   Alumina, Ltd..................................... 37,687 $   41,798
        Asciano, Ltd..................................... 21,497    105,504
        Bank of Queensland, Ltd..........................  5,659     56,435
        Bendigo and Adelaide Bank, Ltd................... 12,974    131,666
    *   BlueScope Steel, Ltd.............................  7,923     37,428
    #   Boral, Ltd....................................... 15,539     64,537
        Caltex Australia, Ltd............................  1,429     24,196
        Echo Entertainment Group, Ltd.................... 18,272     37,758
    #   Harvey Norman Holdings, Ltd......................  7,208     18,881
        Incitec Pivot, Ltd............................... 39,877     99,611
        Lend Lease Group.................................  9,422     86,794
        Macquarie Group, Ltd.............................  6,994    329,917
    #   Metcash, Ltd.....................................    871      2,299
        New Hope Corp., Ltd..............................  1,031      3,156
        Newcrest Mining, Ltd.............................  6,011     49,580
        Origin Energy, Ltd............................... 26,579    324,814
        Primary Health Care, Ltd.........................  7,694     33,422
    #*  Qantas Airways, Ltd.............................. 25,486     24,404
        QBE Insurance Group, Ltd.........................  3,261     32,759
        Rio Tinto, Ltd...................................  4,196    238,426
        Santos, Ltd...................................... 30,217    353,049
        Seven Group Holdings, Ltd........................  3,080     20,920
    *   Sims Metal Management, Ltd.......................  3,434     31,176
        Sonic Healthcare, Ltd............................  2,137     30,845
        Suncorp Group, Ltd............................... 35,006    372,125
        Sydney Airport...................................  7,410     25,556
        Tabcorp Holdings, Ltd............................ 15,227     46,002
        Tatts Group, Ltd................................. 28,433     74,327
        Toll Holdings, Ltd............................... 13,122     64,084
        Treasury Wine Estates, Ltd....................... 12,274     39,261
    #   Washington H Soul Pattinson & Co., Ltd...........    288      3,808
        Wesfarmers, Ltd.................................. 27,027    991,653
        Woodside Petroleum, Ltd..........................  2,301     75,254
                                                                 ----------
    TOTAL AUSTRALIA......................................         3,871,445
                                                                 ----------
    AUSTRIA -- (0.3%)
        Erste Group Bank AG..............................  4,533    164,470
        Raiffeisen Bank International AG.................  1,529     58,628
                                                                 ----------
    TOTAL AUSTRIA........................................           223,098
                                                                 ----------
    BELGIUM -- (1.4%)
        Ageas............................................  5,638    241,945
        Belgacom SA......................................    632     18,041
        Delhaize Group SA................................  2,711    174,123
        KBC Groep NV.....................................  3,955    233,267
        Solvay SA........................................  1,514    211,387
        UCB SA...........................................  2,810    198,694
                                                                 ----------
    TOTAL BELGIUM........................................         1,077,457
                                                                 ----------
    CANADA -- (8.7%)
        Agnico Eagle Mines, Ltd..........................    654     20,326

                                     1020

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Bank of Montreal...................................    747 $   45,626
    Barrick Gold Corp.................................. 15,277    294,540
#*  BlackBerry, Ltd....................................  7,188     68,088
#   Bonavista Energy Corp..............................  1,204     15,869
    Cameco Corp........................................  4,527     96,210
    Canadian Natural Resources, Ltd.(136385101)........ 10,741    351,768
    Canadian Natural Resources, Ltd.(2171573).......... 11,405    373,971
#   Canadian Tire Corp., Ltd. Class A..................  2,200    187,793
#   Crescent Point Energy Corp.........................  5,356    185,242
    Empire Co., Ltd....................................    600     38,298
#   Enerplus Corp......................................  1,972     35,695
    Ensign Energy Services, Inc........................  2,603     38,446
    Fairfax Financial Holdings, Ltd....................    347    133,535
    First Quantum Minerals, Ltd........................  3,879     69,410
#   Genworth MI Canada, Inc............................    742     22,192
    Goldcorp, Inc.(380956409)..........................  8,346    207,732
    Goldcorp, Inc.(2676302)............................  9,088    226,761
#   Husky Energy, Inc..................................  7,339    218,045
    IAMGOLD Corp.(450913108)...........................  2,872     10,483
#   IAMGOLD Corp.(2446646).............................    813      2,986
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  1,800     71,644
    Kinross Gold Corp.................................. 20,200     92,680
#*  Lundin Mining Corp.................................  7,637     33,394
    Magna International, Inc...........................  4,102    348,417
    Manulife Financial Corp............................ 28,109    518,644
*   MEG Energy Corp....................................  2,200     60,978
    Pacific Rubiales Energy Corp.......................  4,700     71,444
    Pan American Silver Corp...........................  2,900     36,505
#   Pengrowth Energy Corp..............................  4,191     27,093
#   Penn West Petroleum, Ltd...........................  7,406     55,391
#   Precision Drilling Corp............................  4,250     38,045
#   Sun Life Financial, Inc............................ 10,725    353,696
    Suncor Energy, Inc................................. 32,505  1,067,886
    Talisman Energy, Inc............................... 22,512    242,351
    Teck Resources, Ltd. Class B....................... 11,791    283,725
#   Thomson Reuters Corp............................... 10,478    378,008
#   TransAlta Corp.....................................  5,411     71,224
    Yamana Gold, Inc................................... 22,000    206,025
                                                               ----------
TOTAL CANADA...........................................         6,600,166
                                                               ----------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A...................     10    107,043
    AP Moeller - Maersk A.S. Class B...................     32    357,559
    Carlsberg A.S. Class B.............................  3,388    330,807
*   Danske Bank A.S.................................... 16,130    364,818
#   FLSmidth & Co. A.S.................................    348     18,578
    H Lundbeck A.S.....................................  1,354     33,576
    TDC A.S............................................ 11,573    108,878
                                                               ----------
TOTAL DENMARK..........................................         1,321,259
                                                               ----------
FINLAND -- (0.9%)
    Fortum Oyj.........................................  7,198    154,688

                                     1021

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FINLAND -- (Continued)
    Kesko Oyj Class B..................................    830 $   30,588
#   Neste Oil Oyj......................................    374      6,676
*   Nokia Oyj.......................................... 18,801    130,118
    Stora Enso Oyj Class R............................. 14,570    135,986
    UPM-Kymmene Oyj.................................... 16,377    250,840
                                                               ----------
TOTAL FINLAND..........................................           708,896
                                                               ----------
FRANCE -- (10.7%)
    AXA SA.............................................  1,036     27,175
    AXA SA Sponsored ADR............................... 37,500    986,625
    BNP Paribas SA..................................... 16,570  1,279,288
    Bollore SA.........................................    132     71,151
    Bouygues SA........................................  3,740    142,950
    Cap Gemini SA......................................  1,344     91,424
    Casino Guichard Perrachon SA.......................  1,254    129,250
*   CGG SA.............................................  4,238     62,953
    Cie de St-Gobain...................................  9,008    472,402
    Cie Generale des Etablissements Michelin...........    810     85,204
    CNP Assurances.....................................  3,923     76,756
*   Credit Agricole SA................................. 29,433    394,938
    Electricite de France SA...........................  4,582    155,543
    GDF Suez........................................... 37,268    822,634
    Lafarge SA.........................................  4,430    317,532
    Lagardere SCA......................................  1,998     70,529
    Natixis............................................ 21,884    128,375
    Orange SA.......................................... 41,374    512,178
#*  Peugeot SA.........................................  4,276     65,617
    Renault SA.........................................  4,743    412,020
    Rexel SA...........................................  2,641     67,821
    Societe Generale SA................................ 10,843    612,628
    STMicroelectronics NV.............................. 16,130    132,397
    Vallourec SA.......................................    851     42,487
    Vivendi SA......................................... 37,887  1,017,044
                                                               ----------
TOTAL FRANCE...........................................         8,176,921
                                                               ----------
GERMANY -- (7.5%)
    Allianz SE.........................................  4,703    781,828
    Bayerische Motoren Werke AG........................  4,763    517,040
#   Celesio AG.........................................     76      2,504
*   Commerzbank AG..................................... 11,071    187,414
    Daimler AG......................................... 19,352  1,616,391
    Deutsche Bank AG................................... 13,472    649,081
*   Deutsche Lufthansa AG..............................  4,876    115,825
    E.ON SE............................................ 33,149    599,985
    Fraport AG Frankfurt Airport Services Worldwide....    196     14,463
    HeidelbergCement AG................................  2,355    174,787
    Hochtief AG........................................    503     40,039
    Metro AG...........................................  1,550     63,725
    Muenchener Rueckversicherungs AG...................  2,257    465,123
    RWE AG.............................................  7,883    290,870
    Volkswagen AG......................................    624    151,105

                                     1022

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Wacker Chemie AG...................................     105 $   12,452
                                                                ----------
TOTAL GERMANY..........................................          5,682,632
                                                                ----------
HONG KONG -- (1.9%)
    Cathay Pacific Airways, Ltd........................  17,000     35,367
    Cheung Kong Holdings, Ltd..........................  10,000    148,725
    Great Eagle Holdings, Ltd..........................   8,217     26,901
    Henderson Land Development Co., Ltd................  33,584    181,523
    Hongkong & Shanghai Hotels (The)...................  13,000     17,784
    Hopewell Holdings, Ltd.............................   5,000     17,260
    Hutchison Whampoa, Ltd.............................  33,000    408,881
*   Kerry Logistics Network, Ltd.......................   3,500      5,906
    Kerry Properties, Ltd..............................   7,000     22,451
    MTR Corp., Ltd.....................................   5,500     19,452
    New World Development Co., Ltd.....................  88,626    110,833
    Orient Overseas International, Ltd.................   6,000     24,991
    Shangri-La Asia, Ltd...............................  18,000     29,723
    Sino Land Co., Ltd.................................  32,000     42,557
    Sun Hung Kai Properties, Ltd.......................   9,000    109,914
    Wharf Holdings, Ltd................................  19,000    129,341
    Wheelock & Co., Ltd................................  27,000    109,506
                                                                ----------
TOTAL HONG KONG........................................          1,441,115
                                                                ----------
IRELAND -- (0.1%)
*   Bank of Ireland.................................... 202,253     80,063
    CRH P.L.C. Sponsored ADR...........................     592     15,333
                                                                ----------
TOTAL IRELAND..........................................             95,396
                                                                ----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM...................................  20,502    106,461
*   Bank Leumi Le-Israel BM............................  23,640     89,800
*   Israel Discount Bank, Ltd. Class A.................  13,386     22,956
                                                                ----------
TOTAL ISRAEL...........................................            219,217
                                                                ----------
ITALY -- (1.6%)
#*  Banca Monte dei Paschi di Siena SpA................  88,378     20,032
#*  Finmeccanica SpA...................................   3,600     31,545
    Intesa Sanpaolo SpA................................  77,421    208,662
    Telecom Italia SpA................................. 234,061    259,927
    UniCredit SpA......................................  64,972    486,323
    Unione di Banche Italiane SCPA.....................  24,403    177,497
                                                                ----------
TOTAL ITALY............................................          1,183,986
                                                                ----------
JAPAN -- (19.8%)
    77 Bank, Ltd. (The)................................   9,864     45,096
    Aeon Co., Ltd......................................  14,100    175,813
    Aisin Seiki Co., Ltd...............................   1,500     55,231
    Alfresa Holdings Corp..............................   1,000     56,819
    Amada Co., Ltd.....................................  10,000     80,908
    Asahi Glass Co., Ltd...............................  28,000    158,398
    Asahi Kasei Corp...................................  20,000    151,340
    Bank of Kyoto, Ltd. (The)..........................   7,000     55,759

                                     1023

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Bank of Yokohama, Ltd. (The)....................... 12,000 $ 60,320
    Brother Industries, Ltd............................  3,200   40,237
    Canon Marketing Japan, Inc.........................  1,500   19,196
    Chiba Bank, Ltd. (The).............................  9,000   56,953
    Chugoku Bank, Ltd. (The)...........................  3,000   36,928
    Citizen Holdings Co., Ltd..........................  4,700   36,601
    Coca-Cola West Co., Ltd............................  1,800   35,272
    COMSYS Holdings Corp...............................  1,900   27,558
*   Cosmo Oil Co., Ltd................................. 20,636   38,484
#   Dai Nippon Printing Co., Ltd....................... 19,000  187,550
    Dai-ichi Life Insurance Co., Ltd. (The)............  3,900   58,520
    Daicel Corp........................................  4,000   32,075
    Daido Steel Co., Ltd...............................  4,000   19,889
    Denki Kagaku Kogyo KK..............................  4,000   15,340
    Ebara Corp.........................................  4,000   25,585
    Fuji Media Holdings, Inc...........................  1,000   18,697
    FUJIFILM Holdings Corp............................. 13,400  390,502
*   Fujitsu, Ltd....................................... 11,000   61,491
    Fukuoka Financial Group, Inc....................... 27,000  112,499
#   Furukawa Electric Co., Ltd.........................  4,000    9,787
    Glory, Ltd.........................................  1,800   44,613
    Gunma Bank, Ltd. (The)............................. 11,735   62,101
    H2O Retailing Corp.................................  2,000   16,362
    Hachijuni Bank, Ltd. (The)......................... 11,000   60,741
    Hakuhodo DY Holdings, Inc..........................  4,100   33,118
    Hankyu Hanshin Holdings, Inc....................... 12,000   60,724
    Hiroshima Bank, Ltd. (The).........................  4,000   16,154
    Hitachi Chemical Co., Ltd..........................    900   12,905
    Hitachi High-Technologies Corp.....................    900   20,609
    Hokuhoku Financial Group, Inc...................... 20,000   37,895
    House Foods Group, Inc.............................  2,300   34,435
#   Ibiden Co., Ltd....................................  1,300   23,827
    Idemitsu Kosan Co., Ltd............................  3,200   70,997
    Inpex Corp......................................... 17,600  208,538
#   Isetan Mitsukoshi Holdings, Ltd.................... 11,400  144,213
    ITOCHU Corp........................................ 26,800  327,423
    Iyo Bank, Ltd. (The)...............................  4,000   37,393
    J Front Retailing Co., Ltd......................... 13,000   86,656
    JFE Holdings, Inc.................................. 10,300  213,442
    Joyo Bank, Ltd. (The)..............................  8,000   37,868
#   JTEKT Corp.........................................  2,800   41,225
    JX Holdings, Inc................................... 56,740  273,526
    Kagoshima Bank, Ltd. (The).........................  3,238   19,386
    Kajima Corp........................................ 13,000   47,891
    Kamigumi Co., Ltd..................................  5,000   44,783
    Kaneka Corp........................................  9,000   55,661
    Kawasaki Kisen Kaisha, Ltd......................... 14,000   32,634
    Keiyo Bank, Ltd. (The).............................  9,000   39,006
    Kewpie Corp........................................  1,000   14,236
    Kinden Corp........................................  4,000   39,009
*   Kobe Steel, Ltd.................................... 42,000   69,574
    Konica Minolta, Inc................................ 10,500  110,850
    Kuraray Co., Ltd...................................  5,800   65,024

                                     1024

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.......................     400 $    8,524
    Kyocera Corp.......................................   7,000    313,038
    Kyowa Hakko Kirin Co., Ltd.........................   4,000     40,526
    LIXIL Group Corp...................................   3,000     77,290
    Marubeni Corp......................................  34,000    237,192
    Marui Group Co., Ltd...............................   7,158     67,054
    Maruichi Steel Tube, Ltd...........................     900     23,410
    Medipal Holdings Corp..............................   4,200     61,331
    MEIJI Holdings Co., Ltd............................   1,000     62,405
    Mitsubishi Chemical Holdings Corp..................  34,000    144,528
    Mitsubishi Corp....................................  25,100    461,492
    Mitsubishi Gas Chemical Co., Inc...................  12,000     84,281
#   Mitsubishi Logistics Corp..........................   1,000     13,974
    Mitsubishi Materials Corp..........................  37,000    124,211
    Mitsubishi Tanabe Pharma Corp......................   3,600     52,858
    Mitsubishi UFJ Financial Group, Inc................ 259,500  1,560,056
    Mitsui & Co., Ltd..................................  39,400    527,617
#   Mitsui Chemicals, Inc..............................  17,000     40,581
    Mitsui OSK Lines, Ltd..............................  15,000     61,485
    Mizuho Financial Group, Inc........................ 187,800    398,008
    MS&AD Insurance Group Holdings.....................   7,719    178,843
    Nagase & Co., Ltd..................................   3,111     36,456
    NEC Corp...........................................  66,000    190,729
#   Nippon Electric Glass Co., Ltd.....................   7,000     31,522
    Nippon Express Co., Ltd............................  17,000     79,850
    Nippon Meat Packers, Inc...........................   5,000     85,142
#   Nippon Paper Industries Co., Ltd...................   3,600     64,796
    Nippon Shokubai Co., Ltd...........................   2,000     20,998
    Nippon Steel & Sumitomo Metal Corp................. 157,000    476,217
    Nippon Television Holdings, Inc....................   1,500     25,683
#   Nippon Yusen KK....................................  26,000     80,459
    Nishi-Nippon City Bank, Ltd. (The).................  18,779     47,343
    Nissan Motor Co., Ltd..............................  28,400    243,624
#   Nisshin Seifun Group, Inc..........................   2,750     27,331
    Nisshin Steel Holdings Co., Ltd....................   1,600     16,976
    Nisshinbo Holdings, Inc............................   3,000     26,096
    NKSJ Holdings, Inc.................................   2,900     75,473
#   NOK Corp...........................................   1,500     24,166
*   NTN Corp...........................................   3,000     12,845
    NTT DOCOMO, Inc....................................  30,100    481,925
    Obayashi Corp......................................  19,000    112,171
    Oji Holdings Corp..................................  16,000     75,395
    Onward Holdings Co., Ltd...........................   3,000     21,653
    Otsuka Holdings Co., Ltd...........................   1,100     33,657
    Rengo Co., Ltd.....................................   4,000     21,045
    Resona Holdings, Inc...............................  10,200     53,765
    Ricoh Co., Ltd.....................................  23,000    241,691
    Rohm Co., Ltd......................................   3,200    159,471
    Sankyo Co., Ltd....................................     400     18,921
    Sekisui Chemical Co., Ltd..........................   2,000     23,052
    Sekisui House, Ltd.................................  14,000    193,093
    Shiga Bank, Ltd. (The).............................   7,108     34,715
    Shimizu Corp.......................................  11,000     59,295

                                     1025

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Shizuoka Bank, Ltd. (The)..........................  9,000 $    89,389
#   Showa Denko KK..................................... 26,000      35,279
#   Showa Shell Sekiyu KK..............................  4,200      39,969
    SKY Perfect JSAT Holdings, Inc.....................  4,600      23,684
    Sojitz Corp........................................ 26,100      44,744
#   Sony Corp..........................................  1,700      26,634
    Sony Corp. Sponsored ADR........................... 22,200     349,650
    Sumitomo Chemical Co., Ltd......................... 36,000     145,844
    Sumitomo Corp...................................... 28,900     360,103
    Sumitomo Electric Industries, Ltd.................. 25,100     394,219
    Sumitomo Forestry Co., Ltd.........................  2,700      29,099
    Sumitomo Heavy Industries, Ltd..................... 10,000      46,303
    Sumitomo Metal Mining Co., Ltd..................... 14,000     181,142
    Sumitomo Mitsui Financial Group, Inc...............  2,100      97,285
    Sumitomo Mitsui Trust Holdings, Inc................ 10,000      47,441
    Suzuken Co. Ltd/Aichi Japan........................  1,400      48,388
    Suzuki Motor Corp..................................  6,100     158,123
    T&D Holdings, Inc..................................  6,300      76,760
    Takashimaya Co., Ltd...............................  6,000      55,628
    Takata Corp........................................  1,000      29,692
    TDK Corp...........................................  2,500     112,804
    Teijin, Ltd........................................ 13,000      29,258
    Tokai Rika Co., Ltd................................    600      11,013
    Tokyo Broadcasting System Holdings, Inc............  1,600      19,105
    Toppan Printing Co., Ltd........................... 16,000     116,675
    Tosoh Corp.........................................  8,000      34,111
    Toyo Seikan Group Holdings, Ltd....................  4,251      75,404
    Toyota Tsusho Corp.................................  5,000     117,239
    Ube Industries, Ltd................................ 16,000      32,831
    UNY Group Holdings Co., Ltd........................  6,250      37,471
    Wacoal Holdings Corp...............................  2,000      20,632
#   Yamada Denki Co., Ltd..............................  9,000      30,891
#   Yamaguchi Financial Group, Inc.....................  5,852      53,315
    Yamaha Corp........................................  3,100      45,448
    Yamato Kogyo Co., Ltd..............................    800      23,678
                                                               -----------
TOTAL JAPAN............................................         15,139,177
                                                               -----------
NETHERLANDS -- (3.6%)
    Aegon NV........................................... 47,918     417,680
    Akzo Nobel NV......................................  3,925     282,294
    ArcelorMittal(B03XPL1)............................. 17,931     296,174
#   ArcelorMittal(B295F26).............................  9,011     148,501
*   ING Groep NV....................................... 65,495     864,991
    Koninklijke Ahold NV...............................  9,760     162,458
    Koninklijke DSM NV.................................  4,128     273,252
    Koninklijke Philips NV.............................  7,876     273,251
                                                               -----------
TOTAL NETHERLANDS......................................          2,718,601
                                                               -----------
NEW ZEALAND -- (0.0%)
    Contact Energy, Ltd................................  5,869      24,455

                                     1026

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    Fletcher Building, Ltd.............................   1,616 $   11,838
                                                                ----------
TOTAL NEW ZEALAND......................................             36,293
                                                                ----------
NORWAY -- (0.7%)
    DNB ASA............................................  15,991    271,564
    Norsk Hydro ASA....................................  27,971    127,252
    Orkla ASA..........................................   2,637     20,528
*   Storebrand ASA.....................................   7,005     41,845
    Subsea 7 SA........................................   4,168     71,831
                                                                ----------
TOTAL NORWAY...........................................            533,020
                                                                ----------
PORTUGAL -- (0.0%)
*   EDP Renovaveis SA..................................   4,290     24,688
                                                                ----------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.................................... 102,500    220,771
    DBS Group Holdings, Ltd............................   6,128     79,140
    Golden Agri-Resources, Ltd......................... 137,000     55,631
    Keppel Land, Ltd...................................  13,000     32,107
*   Neptune Orient Lines, Ltd..........................  14,000     11,067
    Noble Group, Ltd...................................  72,000     53,424
#   Olam International, Ltd............................  24,000     27,775
    OUE, Ltd...........................................   5,000      9,293
    Singapore Airlines, Ltd............................  21,000    157,608
    United Industrial Corp., Ltd.......................  31,000     71,111
    UOL Group, Ltd.....................................   4,000     18,319
    Wheelock Properties Singapore, Ltd.................  14,000     17,287
    Wilmar International, Ltd..........................  34,000     83,024
                                                                ----------
TOTAL SINGAPORE........................................            836,557
                                                                ----------
SPAIN -- (2.3%)
    Acciona SA.........................................     890     58,972
    Banco de Sabadell SA...............................  33,526     98,911
    Banco Popular Espanol SA...........................  32,047    219,828
    Banco Santander SA.................................  72,645    624,977
    CaixaBank SA.......................................   8,828     54,104
    Iberdrola SA(B288C92)..............................  69,957    430,770
*   Iberdrola SA(BJ05N64)..............................   1,826     11,272
    Repsol SA..........................................  10,525    245,989
                                                                ----------
TOTAL SPAIN............................................          1,744,823
                                                                ----------
SWEDEN -- (3.0%)
    Boliden AB.........................................   4,059     61,544
*   ICA Gruppen AB.....................................     656     20,195
    Meda AB Class A....................................   1,317     16,007
    Nordea Bank AB.....................................  41,285    550,907
    Skandinaviska Enskilda Banken AB Class A...........  35,139    452,755
#   SSAB AB Class A....................................   3,054     24,350
#   SSAB AB Class B....................................   1,349      9,538
    Svenska Cellulosa AB Class A.......................     637     18,053
    Svenska Cellulosa AB Class B.......................   5,851    166,375
    Svenska Handelsbanken AB Class A...................   1,736     82,377

                                     1027

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
    Swedbank AB Class A................................   4,076 $  106,362
    Telefonaktiebolaget LM Ericsson Class B............  44,784    548,374
    TeliaSonera AB.....................................  26,269    194,549
                                                                ----------
TOTAL SWEDEN...........................................          2,251,386
                                                                ----------
SWITZERLAND -- (8.1%)
    Adecco SA..........................................   3,030    237,996
    Aryzta AG..........................................   2,173    170,754
    Baloise Holding AG.................................   1,176    140,477
    Clariant AG........................................   5,542    104,420
    Credit Suisse Group AG.............................  27,987    843,274
    Credit Suisse Group AG Sponsored ADR...............     214      6,452
    Holcim, Ltd........................................   7,487    543,425
    Lonza Group AG.....................................     612     61,388
    Novartis AG........................................  11,717    926,121
    Novartis AG ADR....................................   1,759    139,084
    Sulzer AG..........................................     585     88,086
    Swiss Life Holding AG..............................     855    184,021
    Swiss Re AG........................................  11,671  1,007,220
    UBS AG.............................................  41,120    815,586
    Zurich Insurance Group AG..........................   3,199    927,520
                                                                ----------
TOTAL SWITZERLAND......................................          6,195,824
                                                                ----------
UNITED KINGDOM -- (17.8%)
    Anglo American P.L.C...............................  13,433    316,736
    Barclays P.L.C.....................................  41,183    183,851
    Barclays P.L.C. Sponsored ADR......................  66,314  1,187,021
    BP P.L.C...........................................  28,632    224,390
    BP P.L.C. Sponsored ADR............................  62,430  2,927,343
    Carnival P.L.C. ADR................................   5,587    228,006
    Glencore Xstrata P.L.C.............................  75,142    396,185
    HSBC Holdings P.L.C................................  40,067    411,157
    HSBC Holdings P.L.C. Sponsored ADR.................  14,489    746,039
*   International Consolidated Airlines Group SA.......   9,324     63,824
    Investec P.L.C.....................................  15,846    101,912
    J Sainsbury P.L.C..................................  30,787    174,358
    Kingfisher P.L.C...................................  76,714    465,137
*   Lloyds Banking Group P.L.C......................... 358,645    489,099
*   Lloyds Banking Group P.L.C. ADR....................  63,544    348,221
    Mondi P.L.C........................................   1,689     25,559
    Old Mutual P.L.C...................................  89,944    254,532
    Pearson P.L.C. Sponsored ADR.......................   6,166    112,776
    Resolution, Ltd....................................  25,787    147,640
*   Royal Bank of Scotland Group P.L.C.................  39,064    217,622
*   Royal Bank of Scotland Group P.L.C.
       Sponsored ADR...................................   5,598     62,306
    Royal Dutch Shell P.L.C. ADR(780259107)............  28,341  2,064,075
    Royal Dutch Shell P.L.C. ADR(780259206)............   6,602    456,198
    Vedanta Resources P.L.C............................   2,074     27,416
    Vodafone Group P.L.C...............................  15,075     55,864
    Vodafone Group P.L.C. Sponsored ADR................  46,306  1,716,100

                                     1028

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                          -------- -----------
UNITED KINGDOM -- (Continued)
      WM Morrison Supermarkets P.L.C.....................   45,412 $   178,955
                                                                   -----------
TOTAL UNITED KINGDOM.....................................           13,582,322
                                                                   -----------
TOTAL COMMON STOCKS......................................           73,664,279
                                                                   -----------
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
      Porsche Automobil Holding SE.......................    2,107     205,560
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Raiffeisen Bank International Rights...............    1,529          --
                                                                   -----------
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights....................   32,047       1,772
*     Banco Santander SA Rights..........................   72,627      14,602
                                                                   -----------
TOTAL SPAIN..............................................               16,374
                                                                   -----------
TOTAL RIGHTS/WARRANTS....................................               16,374
                                                                   -----------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- -----------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund.....................  172,861   2,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by $445,978
        GNMA 3.50%, 09/20/42, valued at $400,856) to be
        repurchased at $392,997.......................... $    393     392,996
                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL......................            2,392,996
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $71,512,743)^^.......          $76,279,209
                                                                   ===========

                                     1029

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
Common Stocks
   Australia......................          -- $ 3,871,445   --    $ 3,871,445
   Austria........................          --     223,098   --        223,098
   Belgium........................          --   1,077,457   --      1,077,457
   Canada......................... $ 6,600,166          --   --      6,600,166
   Denmark........................          --   1,321,259   --      1,321,259
   Finland........................          --     708,896   --        708,896
   France.........................     986,625   7,190,296   --      8,176,921
   Germany........................     649,081   5,033,551   --      5,682,632
   Hong Kong......................       5,906   1,435,209   --      1,441,115
   Ireland........................      15,333      80,063   --         95,396
   Israel.........................          --     219,217   --        219,217
   Italy..........................          --   1,183,986   --      1,183,986
   Japan..........................     349,650  14,789,527   --     15,139,177
   Netherlands....................     148,501   2,570,100   --      2,718,601
   New Zealand....................          --      36,293   --         36,293
   Norway.........................          --     533,020   --        533,020
   Portugal.......................          --      24,688   --         24,688
   Singapore......................          --     836,557   --        836,557
   Spain..........................          --   1,744,823   --      1,744,823
   Sweden.........................          --   2,251,386   --      2,251,386
   Switzerland....................     145,536   6,050,288   --      6,195,824
   United Kingdom.................   9,848,085   3,734,237   --     13,582,322
Preferred Stocks
   Germany........................          --     205,560   --        205,560
Rights/Warrants
   Austria........................          --          --   --             --
   Spain..........................          --      16,374   --         16,374
Securities Lending Collateral.....          --   2,392,996   --      2,392,996
                                   ----------- -----------   --    -----------
TOTAL............................. $18,748,883 $57,530,326   --    $76,279,209
                                   =========== ===========   ==    ===========

                                     1030

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (5.7%)
    Adelaide Brighton, Ltd.............................  9,038 $ 29,910
    AGL Energy, Ltd....................................  4,104   54,615
#   ALS Ltd/Queensland.................................  4,855   33,903
*   Alumina, Ltd....................................... 82,349   91,331
    Amalgamated Holdings, Ltd..........................  2,620   18,598
    Amcor, Ltd.........................................  5,257   49,312
    AMP, Ltd........................................... 46,396  173,179
    AP Eagers, Ltd.....................................  1,533    6,994
    APA Group.......................................... 13,940   73,039
#*  Aquila Resources, Ltd..............................  5,559   11,785
    ARB Corp., Ltd.....................................    474    4,574
    Arrium, Ltd........................................ 45,969   62,496
    Asciano, Ltd....................................... 22,830  112,047
    ASX, Ltd...........................................  2,681   83,490
#   Atlas Iron, Ltd.................................... 50,565   44,346
    Aurizon Holdings, Ltd.............................. 12,772   54,925
*   Aurora Oil & Gas, Ltd..............................  9,387   22,445
#   Ausdrill, Ltd......................................  2,610    2,053
    Ausenco, Ltd.......................................  4,581    2,797
    Austbrokers Holdings, Ltd..........................  2,014   19,910
#   Austin Engineering, Ltd............................  5,812   18,070
    Australia & New Zealand Banking Group, Ltd......... 24,858  654,766
*   Australian Agricultural Co., Ltd................... 16,005   16,609
    Australian Pharmaceutical Industries, Ltd.......... 16,591    8,635
    Automotive Holdings Group, Ltd.....................  6,624   21,719
*   AWE, Ltd........................................... 22,768   25,828
    Bank of Queensland, Ltd............................ 13,313  132,764
    BC Iron, Ltd.......................................  4,113   18,536
    Beach Energy, Ltd.................................. 42,909   53,459
    Bendigo and Adelaide Bank, Ltd..................... 16,572  168,180
    BHP Billiton, Ltd..................................  8,085  258,197
    BHP Billiton, Ltd. Sponsored ADR...................  1,016   64,973
*   BlueScope Steel, Ltd............................... 19,711   93,115
#   Boart Longyear, Ltd................................ 21,171    8,704
#   Boral, Ltd......................................... 32,200  133,734
#   Bradken, Ltd.......................................  8,625   37,719
    Brambles, Ltd......................................  7,912   62,367
#   Breville Group, Ltd................................    823    5,854
    Brickworks, Ltd....................................  1,451   18,026
    BT Investment Management, Ltd......................    674    3,596
#   Cabcharge Australia, Ltd...........................  5,750   19,263
    Caltex Australia, Ltd..............................  3,820   64,682
#   Cardno, Ltd........................................  5,506   30,844
    carsales.com, Ltd..................................  1,936   15,277
#   Cash Converters International, Ltd................. 19,611   14,960
    Cedar Woods Properties, Ltd........................  2,082   13,644
    Coca-Cola Amatil, Ltd..............................  2,555   26,125
#   Cochlear, Ltd......................................    685   34,298
    Commonwealth Bank of Australia.....................  5,465  354,823
    Computershare, Ltd.................................  3,183   31,098
    CSG, Ltd...........................................  9,385    7,658

                                     1031

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    CSR, Ltd........................................... 19,863 $ 50,814
#   David Jones, Ltd................................... 19,202   50,226
#   Decmil Group, Ltd.................................. 10,789   18,450
#   Domino's Pizza Enterprises, Ltd....................    618    8,759
    Downer EDI, Ltd.................................... 12,948   55,780
#*  Drillsearch Energy, Ltd............................ 13,075   16,519
    DuluxGroup, Ltd....................................  5,283   24,747
    Emeco Holdings, Ltd................................  7,304    1,667
*   Energy Resources of Australia, Ltd.................  3,419    3,779
#*  Energy World Corp., Ltd............................ 19,261    6,136
    Envestra, Ltd...................................... 36,163   36,098
    Evolution Mining, Ltd..............................  3,686    2,017
#   Fairfax Media, Ltd................................. 65,286   38,185
    Finbar Group, Ltd..................................  8,281   11,596
#   Fleetwood Corp., Ltd...............................    779    1,962
#   Flight Centre Travel Group, Ltd....................    879   36,427
    Forge Group, Ltd...................................  4,090    2,564
#   Fortescue Metals Group, Ltd........................ 16,088   74,623
    Goodman Fielder, Ltd............................... 53,891   32,103
#   GUD Holdings, Ltd..................................  2,204   12,100
    GWA Group, Ltd..................................... 11,308   29,637
#   Harvey Norman Holdings, Ltd........................ 12,166   31,868
    Hills Holdings, Ltd................................  5,705    8,744
#*  Horizon Oil, Ltd................................... 94,750   27,745
    iiNET, Ltd.........................................  1,156    6,808
#   Iluka Resources, Ltd...............................  6,000   45,805
#   Imdex, Ltd.........................................  3,611    2,083
#   Incitec Pivot, Ltd................................. 52,194  130,378
    Independence Group NL..............................  6,088   17,491
#   Insurance Australia Group, Ltd..................... 19,017   91,089
    IOOF Holdings, Ltd.................................  7,032   54,192
    Iress, Ltd.........................................  2,924   23,007
    James Hardie Industries P.L.C......................  3,212   36,304
#   JB Hi-Fi, Ltd......................................  2,333   36,725
    Kingsgate Consolidated, Ltd........................  1,033      986
#   Leighton Holdings, Ltd.............................  2,791   40,113
    Lend Lease Group................................... 13,680  126,016
*   Linc Energy, Ltd.(B12CM37)......................... 16,857   13,601
#*  Linc Energy, Ltd.(BHB1P05).........................      1        1
#   M2 Group, Ltd......................................  1,303    7,053
*   Macmahon Holdings, Ltd............................. 25,813    3,055
    Macquarie Group, Ltd...............................  4,462  210,505
*   Medusa Mining, Ltd.................................    788    1,307
    Mermaid Marine Australia, Ltd......................  7,783   19,941
    Mincor Resources NL................................  3,984    2,019
    Mineral Resources, Ltd.............................  4,525   44,558
#   Monadelphous Group, Ltd............................  1,970   27,486
    Mortgage Choice, Ltd...............................  2,795    7,122
#   Mount Gibson Iron, Ltd............................. 26,826   24,569
#   Myer Holdings, Ltd................................. 20,385   45,079
    National Australia Bank, Ltd....................... 23,943  696,061
    New Hope Corp., Ltd................................  1,554    4,757
    Newcrest Mining, Ltd............................... 11,589   95,588

                                     1032

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
    NIB Holdings, Ltd..................................  3,044 $  6,737
    NRW Holdings, Ltd..................................  2,329    2,555
    Nufarm, Ltd........................................  5,456   18,545
    Oil Search, Ltd....................................  7,708   54,154
    Orica, Ltd.........................................  3,040   62,576
    Origin Energy, Ltd................................. 23,532  287,578
*   Orora, Ltd.........................................  5,257    5,889
    OZ Minerals, Ltd................................... 11,740   36,009
    Pacific Brands, Ltd................................ 24,707   13,189
#*  Paladin Energy, Ltd................................ 32,268   14,223
    PanAust, Ltd.......................................  7,483   10,598
    Panoramic Resources, Ltd...........................  9,832    2,059
*   Peet, Ltd..........................................  4,909    5,897
    Platinum Asset Management, Ltd.....................  1,362    8,103
    Premier Investments, Ltd...........................  2,662   17,726
    Programmed Maintenance Services, Ltd...............  7,117   19,191
#*  Qantas Airways, Ltd................................ 73,331   70,218
    QBE Insurance Group, Ltd........................... 14,611  146,779
    RCR Tomlinson, Ltd.................................  2,571    6,914
    REA Group, Ltd.....................................    281    9,987
*   Recall Holdings, Ltd...............................  1,582    6,216
*   Red Fork Energy, Ltd............................... 23,710    4,553
    Regis Resources, Ltd...............................  5,460   12,639
*   Resolute Mining, Ltd............................... 13,592    6,328
    Retail Food Group, Ltd.............................  1,521    5,581
    Ridley Corp., Ltd..................................  4,192    2,953
    Rio Tinto, Ltd.....................................  3,075  174,728
*   Roc Oil Co., Ltd................................... 10,956    4,403
#   SAI Global, Ltd.................................... 10,948   35,927
    Santos, Ltd........................................ 22,199  259,369
    Seek, Ltd..........................................  4,297   46,644
*   Senex Energy, Ltd.................................. 31,721   18,237
#   Seven Group Holdings, Ltd..........................  3,625   24,622
    Seven West Media, Ltd.............................. 22,987   44,020
    Sigma Pharmaceuticals, Ltd......................... 44,464   23,135
#*  Silver Lake Resources, Ltd.........................  1,410      732
#*  Sims Metal Management, Ltd.........................  5,998   54,454
    Skilled Group, Ltd.................................  6,146   15,341
#   SMS Management & Technology, Ltd...................    974    3,442
    Sonic Healthcare, Ltd..............................  4,576   66,050
    Southern Cross Media Group, Ltd.................... 14,928   20,493
    SP AusNet.......................................... 26,894   29,249
    Spark Infrastructure Group......................... 28,821   41,395
#*  St Barbara, Ltd.................................... 10,906    2,884
    STW Communications Group, Ltd...................... 19,193   24,344
    Suncorp Group, Ltd................................. 14,703  156,298
    Super Retail Group, Ltd............................  3,035   28,442
    Sydney Airport.....................................  6,150   21,210
    Tassal Group, Ltd..................................  5,025   14,538
    Telstra Corp., Ltd.................................  8,140   36,637
#*  Ten Network Holdings, Ltd.......................... 59,087   18,388
#   Toll Holdings, Ltd................................. 24,809  121,159
    Tox Free Solutions, Ltd............................  2,925    8,530

                                     1033

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
    TPG Telecom, Ltd...................................  2,043 $    9,650
    Transfield Services, Ltd........................... 16,546     11,517
*   Transpacific Industries Group, Ltd................. 49,472     48,276
    Transurban Group................................... 13,091     79,097
#*  Troy Resources, Ltd................................    443        431
#   UGL, Ltd...........................................  5,085     31,153
    UXC, Ltd...........................................  5,386      4,979
    Village Roadshow, Ltd..............................  3,337     20,675
#*  Virgin Australia Holdings, Ltd..................... 73,965     22,356
    Wesfarmers, Ltd.................................... 11,325    415,528
#   Western Areas, Ltd.................................  4,348     10,088
    Westpac Banking Corp............................... 19,827    534,369
#*  Whitehaven Coal, Ltd............................... 22,370     35,114
    Woodside Petroleum, Ltd............................  5,437    177,816
    Woolworths, Ltd....................................  2,436     72,624
    WorleyParsons, Ltd.................................  2,526     36,384
                                                               ----------
TOTAL AUSTRALIA........................................         9,407,442
                                                               ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG.............................     20      2,368
    Andritz AG.........................................    982     53,884
    Atrium European Real Estate, Ltd...................  1,115      6,257
    DO & Co. AG........................................    270     13,185
    Erste Group Bank AG................................  6,139    222,739
#   EVN AG.............................................  1,416     22,043
    Flughafen Wien AG..................................    245     19,702
    IMMOFINANZ AG...................................... 12,835     60,538
#   Kapsch TrafficCom AG...............................     86      4,747
#   Lenzing AG.........................................    120      7,260
    Mayr Melnhof Karton AG.............................    246     30,064
    Oesterreichische Post AG...........................    563     25,947
    OMV AG.............................................  2,525    109,252
    Palfinger AG.......................................    416     17,462
    POLYTEC Holding AG.................................    362      3,604
    Raiffeisen Bank International AG...................  1,242     47,623
    RHI AG.............................................    290      9,500
    S IMMO AG..........................................    785      5,585
    Schoeller-Bleckmann Oilfield Equipment AG..........    164     17,122
    Semperit AG Holding................................    494     24,960
    Strabag SE.........................................     84      2,502
    Telekom Austria AG.................................  3,113     27,196
    UNIQA Insurance Group AG...........................    711      9,169
    Verbund AG.........................................  1,206     25,406
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................  1,086     51,524
    Voestalpine AG.....................................  3,215    143,896
    Wienerberger AG....................................  3,071     48,595
    Zumtobel AG........................................  1,877     41,073
                                                               ----------
TOTAL AUSTRIA..........................................         1,053,203
                                                               ----------
BELGIUM -- (1.2%)
    Ackermans & van Haaren NV..........................  1,045    112,865
    Ageas..............................................  6,586    282,616

                                     1034

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
*   AGFA-Gevaert NV.................................... 7,190  $   21,215
    Arseus NV.......................................... 1,215      43,394
    Banque Nationale de Belgique.......................     2       8,617
    Barco NV...........................................   392      29,691
#   Belgacom SA........................................ 5,226     149,183
    Cie d'Entreprises CFE..............................   102       8,929
    Cie Maritime Belge SA..............................   333       9,505
    Colruyt SA.........................................   585      33,186
    D'ieteren SA.......................................   745      35,699
#   Delhaize Group SA.................................. 2,582     165,838
    Delhaize Group SA Sponsored ADR.................... 1,388      88,804
#   Econocom Group.....................................   801       8,469
    Elia System Operator SA............................   501      23,063
    EVS Broadcast Equipment SA.........................   367      21,980
    Exmar NV........................................... 1,088      17,051
*   Ion Beam Applications..............................   595       5,970
    KBC Groep NV....................................... 5,395     318,198
    Kinepolis Group NV.................................   141      22,380
#   Lotus Bakeries.....................................     6       6,049
    NV Bekaert SA...................................... 1,317      45,337
#   Nyrstar NV......................................... 3,526      13,536
*   RHJ International.................................. 3,747      18,586
    Sipef SA...........................................    26       2,013
    Solvay SA.......................................... 1,105     154,282
    Telenet Group Holding NV...........................   861      51,144
    Tessenderlo Chemie NV..............................   974      25,341
#*  ThromboGenics NV...................................   592      14,932
    Umicore SA......................................... 3,637     155,515
    Van de Velde NV....................................   436      21,835
                                                               ----------
TOTAL BELGIUM..........................................         1,915,223
                                                               ----------
CANADA -- (8.7%)
*   Advantage Oil & Gas, Ltd........................... 7,920      32,213
    Aecon Group, Inc................................... 1,657      23,031
#   AG Growth International, Inc.......................   200       8,375
    AGF Management, Ltd. Class B....................... 1,700      17,401
    Agnico Eagle Mines, Ltd............................ 3,299     102,533
    Agrium, Inc........................................ 1,097      95,549
    Aimia, Inc......................................... 3,000      52,040
*   Ainsworth Lumber Co., Ltd.......................... 2,800      10,157
    Alacer Gold Corp................................... 1,800       3,798
#   Alamos Gold, Inc.(2411707)......................... 1,088       9,984
*   Alamos Gold, Inc.(011527108)....................... 1,200      11,004
*   Alexco Resource Corp............................... 1,285       2,056
#   Algonquin Power & Utilities Corp................... 7,894      51,670
    Alimentation Couche Tard, Inc. Class B.............   500      36,889
    Alliance Grain Traders, Inc........................   300       4,811
#   AltaGas, Ltd....................................... 2,300      85,536
    Altus Group, Ltd...................................   400       5,913
#*  Alvopetro Energy, Ltd..............................   700         691
    ARC Resources, Ltd................................. 2,500      65,208
*   Argonaut Gold, Inc................................. 3,300      14,874
    Atco, Ltd. Class I.................................   800      35,814

                                     1035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  Athabasca Oil Corp.................................  4,990 $ 35,798
*   Atrium Innovations, Inc............................    600   12,919
*   ATS Automation Tooling Systems, Inc................  3,200   39,937
    AuRico Gold, Inc...................................  5,568   25,557
    AutoCanada, Inc....................................    400   14,150
#*  Avigilon Corp......................................    547   15,751
#*  B2Gold Corp........................................  7,141   16,863
#   Badger Daylighting, Ltd............................    600   16,695
    Bank of Montreal...................................  5,851  357,379
    Bank of Nova Scotia................................  9,804  537,651
*   Bankers Petroleum, Ltd.............................  7,000   26,900
    Barrick Gold Corp.................................. 12,341  237,934
    Baytex Energy Corp.................................    905   33,014
    BCE, Inc...........................................    800   33,576
#   Bell Aliant, Inc...................................  1,300   29,986
*   Bellatrix Exploration, Ltd.........................  7,224   51,760
*   Birchcliff Energy, Ltd.............................  4,100   31,107
#   Black Diamond Group, Ltd...........................  1,000   26,918
*   BlackBerry, Ltd....................................  7,992   75,524
#*  BlackPearl Resources, Inc..........................  8,681   19,486
#   Bombardier, Inc. Class B........................... 10,500   37,899
#   Bonavista Energy Corp..............................  7,239   95,415
#   Bonterra Energy Corp...............................    500   23,048
#   Brookfield Asset Management, Inc. Class A..........  1,760   66,844
#   Brookfield Office Properties, Inc..................  1,167   21,815
*   Brookfield Residential Properties, Inc.............    457   10,337
    Calfrac Well Services, Ltd.........................    800   21,420
*   Calvalley Petroleums, Inc. Class A.................  1,493    2,225
    Cameco Corp........................................  6,159  130,694
#   Canaccord Genuity Group, Inc.......................  3,400   20,881
    Canadian Imperial Bank of Commerce.................  2,899  225,310
    Canadian National Railway Co.......................  1,996  106,786
    Canadian Natural Resources, Ltd.................... 11,986  392,541
#   Canadian Oil Sands, Ltd............................  7,097  127,571
    Canadian Pacific Railway, Ltd......................    300   45,444
#   Canadian Tire Corp., Ltd. Class A..................  1,300  110,968
#   Canadian Western Bank..............................  2,800   91,586
    Canam Group, Inc. Class A..........................  1,400   17,259
    CanElson Drilling, Inc.............................  4,900   26,925
    Canexus Corp.......................................  3,400   17,553
*   Canfor Corp........................................  2,200   56,632
    Canfor Pulp Products, Inc..........................  1,300   14,123
    Canyon Services Group, Inc.........................  2,376   22,955
#   Capital Power Corp.................................  1,700   34,786
    Capstone Infrastructure Corp.......................  2,400    7,779
*   Capstone Mining Corp............................... 16,300   42,296
    Cascades, Inc......................................  4,200   25,869
*   Catamaran Corp.....................................  1,690   82,168
    CCL Industries, Inc. Class B.......................    785   56,633
*   Celestica, Inc.....................................  7,581   75,204
    Cenovus Energy, Inc................................  2,097   54,837
    Centerra Gold, Inc.................................  5,442   21,060
*   Cequence Energy, Ltd...............................  6,404    9,890

                                     1036

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   CGI Group, Inc. Class A............................ 1,399  $ 42,865
*   China Gold International Resources Corp., Ltd...... 5,000    14,276
    CI Financial Corp.................................. 1,000    31,228
#   Cineplex, Inc...................................... 1,400    50,884
    Cogeco Cable, Inc..................................   300    13,702
    Cogeco, Inc........................................   175     7,693
    Colabor Group, Inc.................................   500     2,276
*   COM DEV International, Ltd......................... 1,400     5,141
    Computer Modelling Group, Ltd......................   300     7,442
    Constellation Software, Inc........................   100    21,489
#   Corus Entertainment, Inc. Class B.................. 3,700    82,156
    Cott Corp.......................................... 5,107    40,141
#   Crescent Point Energy Corp......................... 2,877    99,504
*   Crew Energy, Inc................................... 5,100    33,199
*   Crocotta Energy, Inc............................... 1,600     4,267
#   Davis + Henderson Corp............................. 2,129    53,485
*   DeeThree Exploration, Ltd.......................... 3,900    32,356
*   Delphi Energy Corp.................................   492       998
*   Denison Mines Corp................................. 3,500     4,902
*   Descartes Systems Group, Inc. (The)................   100     1,437
    DHX Media, Ltd..................................... 1,100     4,691
    Dollarama, Inc.....................................   300    22,626
*   Dominion Diamond Corp.............................. 2,408    34,988
    Dorel Industries, Inc. Class B.....................   989    35,946
#*  Dundee Precious Metals, Inc........................ 4,000    14,330
*   Eastern Platinum, Ltd.............................. 7,000       566
    Eldorado Gold Corp.(284902103)..................... 7,243    45,848
#   Eldorado Gold Corp.(2307873)....................... 9,703    61,681
#   Emera, Inc.........................................   800    22,533
    Empire Co., Ltd....................................   865    55,212
#   Enbridge Income Fund Holdings, Inc................. 1,100    24,405
#   Enbridge, Inc.(2466149)............................ 2,200    92,365
    Enbridge, Inc.(29250N105)..........................   602    25,278
    Encana Corp........................................ 1,147    20,612
*   Endeavour Silver Corp..............................   598     2,595
    Enerplus Corp...................................... 8,304   150,136
    Enghouse Systems, Ltd..............................   200     6,019
    Ensign Energy Services, Inc........................ 4,200    62,034
*   Essential Energy Services Trust.................... 2,400     5,366
#   Exchange Income Corp...............................   200     4,026
#   Extendicare, Inc................................... 2,000    12,822
    Fairfax Financial Holdings, Ltd....................   427   164,321
    Finning International, Inc......................... 2,700    65,333
    First Capital Realty, Inc.......................... 1,651    25,927
*   First Majestic Silver Corp......................... 3,003    31,351
    First Quantum Minerals, Ltd........................ 9,924   177,586
    FirstService Corp..................................   600    24,156
#   Fortis, Inc........................................ 1,100    30,242
*   Fortuna Silver Mines, Inc.(349915108).............. 1,312     4,749
*   Fortuna Silver Mines, Inc.(2383033)................ 7,299    26,411
#   Genworth MI Canada, Inc............................ 2,079    62,179
#   George Weston, Ltd.................................   640    44,574
    Gibson Energy, Inc................................. 2,000    48,629

                                     1037

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Gildan Activewear, Inc.............................    802 $ 42,739
    Gluskin Sheff + Associates, Inc....................    500   12,848
    GMP Capital, Inc...................................  1,000    6,528
    Goldcorp, Inc......................................  9,997  248,825
#*  Golden Star Resources, Ltd......................... 12,402    7,572
*   Gran Tierra Energy, Inc.(38500T101)................  2,706   20,430
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 11,198   84,557
*   Great Panther Silver, Ltd..........................    753      615
#   Great-West Lifeco, Inc.............................  1,300   36,943
*   Heroux-Devtek, Inc.................................    200    1,925
    Horizon North Logistics, Inc.......................  4,600   29,324
    HudBay Minerals, Inc...............................  2,840   22,606
#   Husky Energy, Inc..................................  3,300   98,044
    IAMGOLD Corp.(450913108)...........................  4,292   15,666
    IAMGOLD Corp.(2446646).............................  8,100   29,745
    IGM Financial, Inc.................................    200    9,697
*   Imax Corp..........................................    400   11,076
*   Imperial Metals Corp...............................  1,400   21,143
    Imperial Oil, Ltd..................................  2,148   87,703
#   Industrial Alliance Insurance & Financial
      Services, Inc....................................  2,918  116,144
#   Innergex Renewable Energy, Inc.....................  4,100   38,506
    Intact Financial Corp..............................  1,300   79,138
*   International Forest Products, Ltd. Class A........  3,000   41,778
    Intertape Polymer Group, Inc.......................  1,400   15,738
*   Ithaca Energy, Inc................................. 13,625   31,073
    Jean Coutu Group PJC, Inc. (The) Class A...........    800   13,849
    Just Energy Group, Inc.(48213W101).................  1,302    9,166
#   Just Energy Group, Inc.(B63MCN1)...................  1,499   10,512
    Keyera Corp........................................    700   41,481
#   Killam Properties, Inc.............................  1,800   17,099
    Kinross Gold Corp.................................. 11,927   54,626
#*  Kirkland Lake Gold, Inc............................  2,200    6,400
#*  Lake Shore Gold Corp...............................  5,500    3,556
    Laurentian Bank of Canada..........................  1,400   57,483
*   Legacy Oil + Gas, Inc..............................  5,483   27,717
#   Leisureworld Senior Care Corp......................  2,400   26,096
    Leon's Furniture, Ltd..............................    200    2,679
#   Lightstream Resources, Ltd.........................  6,484   36,154
    Linamar Corp.......................................  1,500   57,616
#   Loblaw Cos., Ltd...................................  1,100   42,489
    Long Run Exploration, Ltd..........................  3,800   17,503
*   Lucara Diamond Corp................................ 11,000   15,309
*   Lundin Mining Corp................................. 11,400   49,848
    MacDonald Dettwiler & Associates, Ltd..............    700   49,728
    Magna International, Inc...........................  1,899  161,130
    Major Drilling Group International, Inc............  3,500   25,392
    Manitoba Telecom Services, Inc.....................    900   23,935
    Manulife Financial Corp............................ 19,951  367,697
    Maple Leaf Foods, Inc..............................  2,000   28,283
    Martinrea International, Inc.......................  2,900   24,242
#*  MBAC Fertilizer Corp...............................  1,200    1,261
#   Medical Facilities Corp............................    400    6,946
*   MEG Energy Corp....................................  2,400   66,521

                                     1038

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   MEGA Brands, Inc...................................     93 $  1,157
    Methanex Corp......................................    698   41,824
    Metro, Inc.........................................  1,359   78,105
#   Morneau Shepell, Inc...............................    400    5,240
    MTY Food Group, Inc................................    100    2,807
#   Mullen Group, Ltd..................................  1,800   43,636
#   National Bank of Canada............................    937   70,198
    Nevsun Resources, Ltd..............................  9,072   33,315
#   New Flyer Industries, Inc..........................  1,976   19,623
*   New Gold, Inc.(644535106)..........................  4,011   23,023
*   New Gold, Inc.(2826947)............................  6,099   34,992
*   New Millennium Iron Corp...........................  2,000    1,059
    Newalta Corp.......................................  1,600   23,833
#*  Niko Resources, Ltd................................  3,600    8,372
*   Nordion, Inc.......................................    800    7,648
#*  North American Palladium, Ltd......................  3,301    1,319
    North West Co., Inc. (The).........................    468   10,682
*   Novagold Resources, Inc............................  5,135   14,984
*   NuVista Energy, Ltd................................  3,400   25,155
*   OceanaGold Corp....................................  8,366   15,173
    Onex Corp..........................................    700   36,076
    Open Text Corp.....................................    697   68,933
#*  Osisko Mining Corp................................. 12,274   73,616
    Pacific Rubiales Energy Corp.......................  5,618   85,399
*   Paladin Labs, Inc..................................    400   44,534
    Pan American Silver Corp...........................  5,190   65,394
*   Paramount Resources, Ltd. Class A..................  1,000   37,630
*   Parex Resources, Inc...............................  2,921   19,172
#   Parkland Fuel Corp.................................    300    4,843
#   Pason Systems, Inc.................................  1,400   31,614
*   Pembina Pipeline Corp..............................  2,202   75,529
    Pengrowth Energy Corp.(70706P104)..................  4,002   25,853
#   Pengrowth Energy Corp.(B67M828).................... 13,782   89,096
    Penn West Petroleum, Ltd........................... 12,635   94,383
*   Petrobank Energy & Resources, Ltd..................    800      266
    Peyto Exploration & Development Corp...............  1,300   38,098
#   PHX Energy Services Corp...........................    600    6,486
#   Potash Corp. of Saskatchewan, Inc..................  2,603   81,526
    Precision Drilling Corp............................  7,977   71,155
    Premium Brands Holdings Corp.......................  1,100   22,607
*   Primero Mining Corp.(74164W106)....................    700    3,927
#*  Primero Mining Corp.(B4Z8FV2)......................  3,700   20,796
    Progressive Waste Solutions, Ltd...................  2,299   52,762
*   Pure Technologies, Ltd.............................  2,200   14,321
    Quebecor, Inc. Class B.............................  2,000   42,595
    Reitmans Canada, Ltd. Class A......................  2,100   10,484
*   RMP Energy, Inc....................................  3,649   20,149
    Rocky Mountain Dealerships, Inc....................    200    2,333
    Rogers Communications, Inc. Class B................    800   33,632
#   Rogers Sugar, Inc..................................  3,500   14,424
#   RONA, Inc..........................................  4,300   48,222
    Royal Bank of Canada...............................  4,008  248,015
#   Russel Metals, Inc.................................  2,100   54,096

                                     1039

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Sandvine Corp......................................  7,400 $ 20,398
#*  Santonia Energy, Inc...............................  3,200    3,333
    Saputo, Inc........................................    825   38,852
    Savanna Energy Services Corp.......................  3,100   21,933
*   Scorpio Mining Corp................................  4,800    1,530
    Sears Canada, Inc..................................  1,313   15,326
#   SEMAFO, Inc........................................ 12,599   40,611
    Shaw Communications, Inc. Class B..................  1,597   35,214
    ShawCor, Ltd.......................................    378   13,803
    Sherritt International Corp........................  9,158   28,286
    Shoppers Drug Mart Corp............................  1,900  100,139
*   Sierra Wireless, Inc...............................    800   16,368
*   Silver Standard Resources, Inc.....................  2,399   18,784
    Silver Wheaton Corp................................  1,302   28,266
    SNC-Lavalin Group, Inc.............................    900   37,341
#*  Southern Pacific Resource Corp..................... 19,107    3,260
#*  SouthGobi Resources, Ltd...........................    800      510
    Sprott Resource Corp...............................  1,300    2,953
#   Sprott, Inc........................................  9,400   25,320
#   Spyglass Resources Corp............................  3,710    6,596
    Stantec, Inc.......................................    667   40,607
    Stella-Jones, Inc..................................    400    9,359
    Student Transportation, Inc........................    700    4,305
    Sun Life Financial, Inc............................  7,193  237,009
    Suncor Energy, Inc................................. 15,693  515,201
*   SunOpta, Inc.......................................  5,300   49,443
#   Superior Plus Corp.................................  3,200   35,168
#   Surge Energy, Inc..................................  4,900   27,145
#*  TAG Oil, Ltd.......................................  1,089    3,188
    Talisman Energy, Inc............................... 11,261  121,056
*   Taseko Mines, Ltd..................................  7,200   14,675
    Teck Resources, Ltd. Class B.......................  5,945  142,799
    TELUS Corp.........................................    200    6,978
#*  Thompson Creek Metals Co., Inc.....................  6,318   16,237
    Thomson Reuters Corp...............................  2,694   97,146
    Tim Hortons, Inc...................................    700   36,239
#*  Timmins Gold Corp..................................  3,900    4,972
#   TMX Group, Ltd.....................................    470   21,340
    Toronto-Dominion Bank (The)........................  7,802  674,483
    Torstar Corp. Class B..............................  1,200    5,807
    Total Energy Services, Inc.........................    700   12,193
*   Tourmaline Oil Corp................................  1,200   50,737
    TransAlta Corp.....................................  7,959  104,502
    TransCanada Corp...................................  3,000  130,320
    Transcontinental, Inc. Class A.....................  2,695   33,949
    TransForce, Inc....................................  1,597   34,213
*   TransGlobe Energy Corp.(893662106).................    500    3,640
*   TransGlobe Energy Corp.(2470548)...................  1,000    7,264
    Trican Well Service, Ltd...........................  5,000   57,239
    Trilogy Energy Corp................................  1,000   22,976
    Trinidad Drilling, Ltd.............................  4,600   38,204
*   Turquoise Hill Resources, Ltd.(900435108)..........  3,396   11,920
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............ 16,200   56,727

                                     1040

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
#   Twin Butte Energy, Ltd.............................  6,268 $    12,888
    Valener, Inc.......................................    800      11,234
#   Veresen, Inc.......................................  3,600      48,226
#   Vermilion Energy, Inc..............................    600      33,034
#   Wajax Corp.........................................    900      29,099
    West Fraser Timber Co., Ltd........................  1,200      61,619
    Western Energy Services Corp.......................  2,600      18,115
    Westshore Terminals Investment Corp................    200       6,360
    Whistler Blackcomb Holdings, Inc...................    500       7,160
#   Whitecap Resources, Inc............................  6,155      65,266
    Wi-Lan, Inc........................................  5,600      16,743
    WSP Global, Inc....................................  1,400      41,947
    Yamana Gold, Inc...................................  7,196      67,427
#   Zargon Oil & Gas, Ltd..............................    600       4,213
                                                               -----------
TOTAL CANADA...........................................         14,228,570
                                                               -----------
COLOMBIA -- (0.0%)
*   Platino Energy Corp................................    900         469
                                                               -----------
DENMARK -- (1.2%)
    ALK-Abello A.S.....................................    200      26,156
*   Alm Brand A.S......................................  5,886      27,670
    Ambu A.S. Class B..................................    156       8,933
*   Auriga Industries Class B..........................    487      15,328
*   Bavarian Nordic A.S................................  1,032      17,923
    Chr Hansen Holding A.S.............................  2,237      86,502
    Coloplast A.S. Class B.............................    418      31,400
    D/S Norden A.S.....................................    944      44,110
*   Danske Bank A.S....................................  8,406     190,121
    Dfds A.S...........................................     74       5,610
    DSV A.S............................................  4,906     157,519
*   East Asiatic Co., Ltd. A.S.........................    260       3,643
#   FLSmidth & Co. A.S.................................  1,058      56,482
*   Genmab A.S.........................................    620      24,685
    GN Store Nord A.S..................................  5,893     139,948
    H Lundbeck A.S.....................................  2,480      61,498
    IC Companys A.S....................................    172       4,746
*   Jyske Bank A.S.....................................  2,181     111,845
    NKT Holding A.S....................................    515      29,962
    Novozymes A.S. Class B.............................  2,034      87,895
    Pandora A.S........................................  1,586      90,995
#   PER Aarsleff A.S. Class B..........................    239      38,978
    Ringkjoebing Landbobank A.S........................    163      33,943
    Rockwool International A.S. Class B................    254      46,052
    Schouw & Co........................................    735      32,302
    SimCorp A.S........................................  1,120      41,062
    Solar A.S. Class B.................................     75       4,851
*   Spar Nord Bank A.S.................................  1,503      13,504
*   Sydbank A.S........................................  2,665      67,907
    TDC A.S............................................ 12,685     119,340
*   Topdanmark A.S.....................................  3,050      80,672
    Tryg A.S...........................................    357      34,092
    United International Enterprises...................     84      16,715

                                     1041

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
DENMARK -- (Continued)
*   Vestas Wind Systems A.S............................  5,980 $  197,918
*   William Demant Holding A.S.........................    310     28,528
#*  Zealand Pharma A.S.................................     82      1,090
                                                               ----------
TOTAL DENMARK..........................................         1,979,925
                                                               ----------
FINLAND -- (1.5%)
    Aktia Bank Oyj.....................................  1,256     13,752
    Amer Sports Oyj....................................  3,717     76,710
#   Cargotec Oyj.......................................  2,056     72,950
*   Caverion Corp......................................  3,326     32,300
    Citycon Oyj........................................  2,985     10,180
    Elisa Oyj..........................................  2,203     56,473
    Finnair Oyj........................................    981      3,679
    Fiskars Oyj Abp....................................  1,642     45,977
    Fortum Oyj......................................... 10,282    220,964
    Huhtamaki Oyj......................................  1,991     49,383
    Kemira Oyj.........................................  4,009     55,792
    Kesko Oyj Class A..................................    218      8,072
    Kesko Oyj Class B..................................  2,676     98,619
    Konecranes Oyj.....................................  1,327     46,685
    Lassila & Tikanoja Oyj.............................    590     11,718
    Metsa Board Oyj....................................  6,782     26,954
    Neste Oil Oyj......................................  4,482     80,005
    Nokian Renkaat Oyj.................................  2,084     87,680
    Oriola-KD Oyj Class B..............................  7,189     25,493
#*  Outokumpu Oyj...................................... 10,481      6,099
#   Outotec Oyj........................................  4,209     42,870
    PKC Group Oyj......................................    968     30,254
    Pohjola Bank P.L.C. Class A........................  4,549     89,091
*   Poyry Oyj..........................................    493      2,783
    Raisio P.L.C. Class V..............................  4,905     29,736
    Ramirent Oyj.......................................  2,442     28,909
#   Rautaruukki Oyj....................................  4,587     54,254
    Sampo Class A......................................  7,907    366,631
    Sanoma Oyj.........................................  4,560     35,949
#   Stockmann Oyj Abp..................................    832     12,616
    Stora Enso Oyj Class R............................. 20,818    194,300
    Technopolis Oyj....................................  2,001     12,251
    Tieto Oyj..........................................  1,892     41,541
    Tikkurila Oyj......................................    677     16,970
    UPM-Kymmene Oyj.................................... 24,046    368,304
    Uponor Oyj.........................................    843     13,488
    Vacon P.L.C........................................     88      6,435
#   Vaisala Oyj Class A................................    133      4,132
    Wartsila Oyj Abp...................................  1,200     64,982
#   YIT Oyj............................................  4,403     55,296
                                                               ----------
TOTAL FINLAND..........................................         2,500,277
                                                               ----------
FRANCE -- (6.8%)
    Accor SA...........................................  1,411     67,262
    Aeroports de Paris.................................    251     28,319
    Air Liquide SA.....................................    836    104,917

                                     1042

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Airbus Group NV....................................  1,233 $ 87,352
    Albioma............................................  1,414   34,487
    Alten SA...........................................    687   30,935
    Altran Technologies SA.............................  5,511   50,344
    April..............................................  1,193   26,859
    Arkema SA..........................................  1,022  108,856
    Assystem...........................................    402   11,208
    AtoS...............................................  1,235  108,002
    AXA SA............................................. 21,673  568,503
*   Beneteau SA........................................    497    7,582
    BioMerieux.........................................    208   21,871
    BNP Paribas SA..................................... 11,320  873,962
    Boiron SA..........................................    290   20,520
    Bonduelle SCA......................................  1,111   28,151
    Bongrain SA........................................     84    6,795
    Bourbon SA.........................................  1,518   41,830
*   Boursorama.........................................    343    4,006
*   Bull...............................................  1,718    8,521
    Bureau Veritas SA..................................    640   16,625
    Cap Gemini SA......................................  2,310  157,135
    Carrefour SA.......................................  4,463  153,359
    Casino Guichard Perrachon SA.......................    885   91,217
*   CGG SA.............................................  2,028   30,125
    Christian Dior SA..................................    198   36,194
    Cie de St-Gobain...................................  7,158  375,383
    Cie des Alpes......................................    283    6,009
    Cie Generale des Etablissements Michelin...........  3,386  356,174
    Ciments Francais SA................................    155   12,249
*   Club Mediterranee SA...............................    316    7,395
    CNP Assurances.....................................  4,328   84,680
*   Credit Agricole SA................................. 20,273  272,027
    Danone SA..........................................  1,274   84,107
    Dassault Systemes..................................    406   48,149
*   Derichebourg SA....................................  1,773    6,104
    Edenred............................................  4,004  111,728
    Eiffage SA.........................................  1,139   66,128
    Electricite de France SA...........................  2,354   79,910
#   Eramet.............................................     67    6,387
    Essilor International SA...........................  1,049  105,266
    Esso SA Francaise..................................     70    3,916
    Etablissements Maurel et Prom......................  2,968   47,926
    Euler Hermes SA....................................    603   73,987
    Eutelsat Communications SA.........................  1,730   52,491
    Faiveley Transport SA..............................    121    8,813
*   Faurecia...........................................  2,148   84,570
    Fimalac............................................    134    8,945
    GDF Suez........................................... 16,129  356,023
    GL Events..........................................    119    2,703
    Groupe Eurotunnel SA............................... 16,849  185,766
*   Groupe Fnac........................................     60    1,862
    Groupe Steria SCA..................................  1,614   32,655
*   Haulotte Group SA..................................  1,255   18,518
    Havas SA...........................................  8,233   64,531

                                     1043

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    Iliad SA...........................................    110 $ 25,165
    Imerys SA..........................................  1,002   81,474
#   Ingenico...........................................    320   27,457
    Interparfums SA....................................    141    5,909
    Ipsen SA...........................................    444   18,626
    IPSOS..............................................  1,229   52,682
    Jacquet Metal Service..............................  1,075   19,635
    JCDecaux SA........................................  1,491   63,583
    Kering.............................................    242   48,264
    Korian.............................................     75    2,388
    L'Oreal SA.........................................    556   91,281
    Lagardere SCA......................................  3,329  117,513
    Legrand SA.........................................  1,138   60,322
    LISI...............................................    167   28,065
    LVMH Moet Hennessy Louis Vuitton SA................    791  140,714
    Manitou BF SA......................................    323    5,656
    Medica SA..........................................    617   17,664
    Mersen.............................................    323   10,086
    Metropole Television SA............................  1,582   34,282
    Montupet...........................................    560   29,737
    Natixis............................................ 22,875  134,188
#   Naturex............................................    174   14,478
#   Neopost SA.........................................    832   70,495
    Nexans SA..........................................    923   43,252
    Nexity SA..........................................    921   36,779
    Norbert Dentressangle SA...........................    126   17,467
*   NRJ Group..........................................    172    1,793
    Orange SA.......................................... 21,509  266,265
    Orpea..............................................  1,027   56,269
*   Parrot SA..........................................    437   12,002
#*  Peugeot SA.........................................  8,091  124,160
    Plastic Omnium SA..................................  1,239   32,027
    Publicis Groupe SA.................................    927   82,074
    Rallye SA..........................................  1,010   39,591
    Rexel SA...........................................  6,479  166,382
    Rubis SCA..........................................    761   49,411
    Saft Groupe SA.....................................  1,062   37,173
    Schneider Electric SA..............................    406   32,583
    SCOR SE............................................  5,702  184,725
    SEB SA.............................................    552   43,238
    SES SA.............................................  2,071   66,508
    Societe BIC SA.....................................    264   30,380
    Societe d'Edition de Canal +.......................  2,883   22,826
    Societe Generale SA................................  7,102  401,262
    Societe Television Francaise 1.....................  4,190   77,296
#   Sodexo.............................................    440   43,333
#*  SOITEC.............................................  9,334   18,473
#*  Solocal Group......................................  2,755    4,894
    Sopra Group SA.....................................     71    7,802
*   Ste Industrielle d'Aviation Latecoere SA...........    777   16,876
#   STMicroelectronics NV(861012102)...................  3,197   26,183
    STMicroelectronics NV(5962332)..................... 19,533  160,329
    Stref SA...........................................    175   14,059

                                     1044

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
FRANCE -- (Continued)
    Suez Environnement Co..............................  4,751 $    85,094
    Technip SA.........................................    870      74,184
    Teleperformance....................................  1,878     109,803
    Tessi SA...........................................     32       4,155
    Thermador Groupe...................................     80       7,555
    Total Gabon........................................     20      12,239
    Total SA........................................... 11,424     651,758
    Total SA Sponsored ADR.............................  6,978     398,932
*   Trigano SA.........................................  1,173      29,810
*   UBISOFT Entertainment..............................  3,630      50,672
    Valeo SA...........................................  1,785     199,180
    Vallourec SA.......................................  3,680     183,726
    Veolia Environnement SA............................  4,105      64,360
    Veolia Environnement SA ADR........................  1,130      17,707
    Vicat..............................................    563      39,393
#   Vilmorin & Cie SA..................................    173      22,630
    Vinci SA...........................................  3,877     253,514
    Virbac SA..........................................     20       4,467
    Vivendi SA......................................... 14,098     378,448
    Zodiac Aerospace...................................    718     126,666
                                                               -----------
TOTAL FRANCE...........................................         11,218,708
                                                               -----------
GERMANY -- (6.0%)
*   Aareal Bank AG.....................................  1,624      59,720
    Adidas AG..........................................  1,511     168,463
*   ADVA Optical Networking SE.........................    893       4,597
*   Aixtron SE.........................................  2,254      34,345
    Allianz SE.........................................  5,326     885,396
    Aurubis AG.........................................    720      41,620
    Axel Springer SE...................................  1,723     110,031
    BASF SE............................................  3,395     362,966
    Bayerische Motoren Werke AG........................  3,079     334,236
    BayWa AG...........................................    473      24,647
    Bechtle AG.........................................    510      37,590
    Bertrandt AG.......................................     60       8,913
    Bijou Brigitte AG..................................    144      14,358
    Bilfinger SE.......................................  1,459     167,642
    Biotest AG.........................................    105      11,509
    Borussia Dortmund GmbH & Co. KGaA..................    655       3,235
    Brenntag AG........................................    388      66,881
    CANCOM SE..........................................    387      17,208
    Carl Zeiss Meditec AG..............................    484      14,176
    CAT Oil AG.........................................  1,276      28,980
#   Celesio AG.........................................  3,394     111,804
    CENTROTEC Sustainable AG...........................    278       7,173
    Cewe Stiftung & Co. KGAA...........................    251      14,768
    Comdirect Bank AG..................................  2,126      24,181
*   Commerzbank AG..................................... 19,407     328,520
    CompuGroup Medical AG..............................    101       2,683
    Continental AG.....................................    336      72,111
    CropEnergies AG....................................    700       5,438
    CTS Eventim AG.....................................    140       7,144
    Deutsche Bank AG................................... 10,685     514,803

                                     1045

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    Deutsche Boerse AG.................................  1,175 $ 90,231
    Deutsche Telekom AG................................ 27,315  441,660
#   Deutsche Wohnen AG(B0YZ0Z5)........................  4,275   80,004
*   Deutsche Wohnen AG(BFLR888)........................  2,647   48,122
*   Dialog Semiconductor P.L.C.........................  2,684   52,057
    DMG MORI SEIKI AG..................................  2,143   68,951
    Draegerwerk AG & Co. KGaA..........................    215   21,789
    Drillisch AG.......................................  1,920   58,889
    Duerr AG...........................................    270   22,672
    E.ON SE............................................ 19,836  359,024
    Eckert & Ziegler AG................................    144    5,192
    ElringKlinger AG...................................  1,047   38,620
    Euromicron AG......................................    154    3,058
#*  Evotec AG..........................................  4,707   25,967
    Fielmann AG........................................    192   21,428
    Fraport AG Frankfurt Airport Services Worldwide....    925   68,257
    Freenet AG.........................................  3,538  107,874
    Fresenius Medical Care AG & Co. KGaA...............  3,768  265,536
    Fuchs Petrolub SE..................................    247   19,123
    GEA Group AG.......................................  3,525  164,890
    Gerresheimer AG....................................  1,260   84,703
    Gesco AG...........................................     44    4,365
    GFK SE.............................................    320   17,571
    Grammer AG.........................................    258   12,154
*   H&R AG.............................................    304    3,577
    Hamburger Hafen und Logistik AG....................  1,013   25,316
    Hannover Rueck SE..................................  2,054  162,943
    HeidelbergCement AG................................  3,142  233,197
*   Heidelberger Druckmaschinen AG..................... 12,760   52,348
    Henkel AG & Co. KGaA...............................    450   43,732
    Hochtief AG........................................  1,028   81,830
    Homag Group AG.....................................    206    5,409
    Hornbach Baumarkt AG...............................    417   16,902
    Hugo Boss AG.......................................    159   20,087
    Indus Holding AG...................................    721   28,577
    Infineon Technologies AG........................... 20,106  206,589
    Jenoptik AG........................................  1,909   32,015
    K+S AG.............................................  3,211   96,162
*   Kloeckner & Co. SE.................................  3,589   53,475
    Koenig & Bauer AG..................................    107    1,799
    Kontron AG.........................................  1,056    7,306
    Krones AG..........................................    470   37,520
    KUKA AG............................................    800   38,173
    Lanxess AG.........................................  1,216   79,689
    Leoni AG...........................................  1,083   83,853
    Linde AG...........................................  1,730  326,914
*   Manz AG............................................    353   32,493
    Metro AG...........................................  2,111   86,789
    MLP AG.............................................  1,362   10,426
    MTU Aero Engines AG................................    675   59,714
    Muenchener Rueckversicherungs AG...................  1,970  405,978
    MVV Energie AG.....................................    175    5,906
*   Nordex SE..........................................  2,243   29,727

                                     1046

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Norma Group SE.....................................     800 $   43,036
*   Osram Licht AG.....................................     365     21,332
*   Patrizia Immobilien AG.............................     985     10,259
    Pfeiffer Vacuum Technology AG......................     449     53,277
    PNE Wind AG........................................   2,501      8,563
#   Puma SE............................................     124     35,201
*   QIAGEN NV(N72482107)...............................     526     11,635
*   QIAGEN NV(5732825).................................   2,145     47,047
    QSC AG.............................................   4,310     23,396
    R Stahl AG.........................................     104      5,185
    RWE AG.............................................  12,966    478,425
*   SAF-Holland SA.....................................   1,876     29,639
    Salzgitter AG......................................   1,246     54,964
    SAP AG.............................................   1,424    108,950
#   SAP AG Sponsored ADR...............................     555     42,413
    SGL Carbon SE......................................     579     21,581
    Siemens AG.........................................   1,988    251,510
    Sixt SE............................................     330     10,818
*   Sky Deutschland AG.................................   4,942     44,842
#   SMA Solar Technology AG............................     616     25,748
    Software AG........................................   1,336     49,561
#*  Solarworld AG......................................      19        790
    Stada Arzneimittel AG..............................   1,005     47,830
*   Stroeer Media AG...................................   1,459     25,574
    Suedzucker AG......................................     725     18,068
#*  Suss Microtec AG...................................   1,897     18,489
    Symrise AG.........................................   1,232     56,100
    Takkt AG...........................................     989     18,584
*   ThyssenKrupp AG....................................   3,078     79,042
#*  Tom Tailor Holding AG..............................     934     19,168
#*  TUI AG.............................................   6,293    107,112
    United Internet AG.................................   1,839     80,321
    Vossloh AG.........................................     252     23,938
    VTG AG.............................................     652     12,593
    Wacker Chemie AG...................................     638     75,658
    Wacker Neuson SE...................................     532      8,955
    Wincor Nixdorf AG..................................     513     36,442
                                                                ----------
TOTAL GERMANY..........................................          9,841,767
                                                                ----------
HONG KONG -- (2.8%)
    AAC Technologies Holdings, Inc.....................   7,500     32,134
    AIA Group, Ltd.....................................  90,200    416,944
    APT Satellite Holdings, Ltd........................   1,500      1,889
    ASM Pacific Technology, Ltd........................   2,500     23,411
    Bank of East Asia, Ltd.............................  22,200     84,353
    BOC Hong Kong Holdings, Ltd........................  24,500     74,619
*   Brightoil Petroleum Holdings, Ltd.................. 139,000     38,107
    Cafe de Coral Holdings, Ltd........................   2,000      6,129
    Cathay Pacific Airways, Ltd........................  19,000     39,527
    Cheung Kong Holdings, Ltd..........................  15,000    223,087
    Cheung Kong Infrastructure Holdings, Ltd...........  10,000     58,736
    Chevalier International Holdings, Ltd..............   4,000      6,868
    Chong Hing Bank, Ltd...............................   3,000     12,000

                                     1047

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Chow Sang Sang Holdings International, Ltd.........  14,000 $ 37,507
    Chow Tai Fook Jewellery Group, Ltd.................  20,600   29,997
    CITIC Telecom International Holdings, Ltd..........  58,000   17,495
    CK Life Sciences International Holdings, Inc.......  64,000    6,183
    CLP Holdings, Ltd..................................   6,000   45,384
    CSI Properties, Ltd................................ 390,000   14,340
    Dah Sing Banking Group, Ltd........................   9,200   13,358
    Dah Sing Financial Holdings, Ltd...................   4,000   19,023
    Dorsett Hospitality International, Ltd.............  46,000    8,686
    Emperor Watch & Jewellery, Ltd..................... 130,000    8,540
*   Esprit Holdings, Ltd...............................  69,600  131,024
    Far East Consortium International, Ltd.............  34,000   12,522
*   FIH Mobile, Ltd....................................  85,000   42,224
    First Pacific Co., Ltd.............................  80,000   79,038
*   G-Resources Group, Ltd............................. 831,600   20,975
    Giordano International, Ltd........................  36,000   25,833
    Haitong International Securities Group, Ltd........  14,000    7,309
    Hang Lung Group, Ltd...............................  17,000   77,431
    Hang Lung Properties, Ltd..........................  46,000  128,926
    Hang Seng Bank, Ltd................................   2,300   36,285
    HKR International, Ltd.............................  18,400    8,503
    Hong Kong & China Gas Co., Ltd.....................  13,200   27,175
    Hong Kong Aircraft Engineering Co., Ltd............   1,600   20,734
    Hong Kong Exchanges and Clearing, Ltd..............   5,177   81,306
    Hongkong & Shanghai Hotels (The)...................  21,000   28,728
    Hongkong Chinese, Ltd..............................  30,000    7,306
    Hopewell Holdings, Ltd.............................  25,500   88,025
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................  80,000   29,351
    Hutchison Whampoa, Ltd.............................  19,000  235,417
    Hysan Development Co., Ltd.........................  12,000   47,309
    IT, Ltd............................................  12,000    3,040
    Johnson Electric Holdings, Ltd.....................  47,500   42,515
    K Wah International Holdings, Ltd..................  74,000   57,705
*   Kerry Logistics Network, Ltd.......................   7,000   11,811
    Kerry Properties, Ltd..............................  14,000   44,902
    Kowloon Development Co., Ltd.......................  11,000   12,818
#   L'Occitane International SA........................  14,750   29,421
*   Lai Sun Development................................ 404,000   10,013
    Li & Fung, Ltd.....................................  40,000   55,583
    Lifestyle International Holdings, Ltd..............  14,500   26,037
    Liu Chong Hing Investment, Ltd.....................   4,000    7,936
#   Luk Fook Holdings International, Ltd...............  11,000   35,362
    Magnificent Estates................................ 102,000    4,706
    Man Wah Holdings, Ltd..............................  19,600   35,621
    Melco International Development, Ltd...............  22,000   79,532
#   Midland Holdings, Ltd..............................  16,000    7,282
    Miramar Hotel & Investment.........................   4,000    5,041
#*  Mongolian Mining Corp..............................  36,000    3,899
#   MTR Corp., Ltd.....................................  16,000   56,587
    New World Development Co., Ltd.....................  83,000  103,798
    Newocean Energy Holdings, Ltd......................  58,000   49,479
    NWS Holdings, Ltd..................................  38,884   56,285
    Orient Overseas International, Ltd.................   8,500   35,404

                                     1048

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Pacific Basin Shipping, Ltd........................  79,000 $   48,792
    Pacific Textile Holdings, Ltd......................   8,000     11,388
    PCCW, Ltd..........................................  97,000     44,149
    Pico Far East Holdings, Ltd........................  32,000      9,121
    Power Assets Holdings, Ltd.........................   7,000     52,490
    Prada SpA..........................................   2,500     18,341
    Regal Hotels International Holdings, Ltd...........  12,000      6,273
    SA SA International Holdings, Ltd..................  32,000     30,672
    Samsonite International SA.........................   5,700     15,665
    SEA Holdings, Ltd..................................   8,000      4,390
    Shangri-La Asia, Ltd...............................  48,000     79,262
    Shun Tak Holdings, Ltd.............................  46,000     26,602
    Singamas Container Holdings, Ltd................... 136,000     30,761
    Sino Land Co., Ltd.................................  54,000     71,814
    SmarTone Telecommunications Holdings, Ltd..........  18,500     20,477
    SOCAM Development, Ltd.............................  12,000     11,601
    Soundwill Holdings, Ltd............................   6,000     10,679
    Stella International Holdings, Ltd.................  13,500     31,793
    Sun Hung Kai & Co., Ltd............................  28,000     16,202
    Sun Hung Kai Properties, Ltd.......................  19,000    232,042
    Swire Properties, Ltd..............................   5,400     13,981
    Techtronic Industries Co...........................  23,500     60,664
    Television Broadcasts, Ltd.........................  10,600     66,335
    Texwinca Holdings, Ltd.............................  28,000     26,841
    Transport International Holdings, Ltd..............   4,000      8,032
    Trinity, Ltd.......................................  32,000      9,248
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  10,000      5,736
    Value Partners Group, Ltd..........................  27,000     17,542
    Varitronix International, Ltd......................   6,000      6,511
    Vitasoy International Holdings, Ltd................   6,000      8,336
    VTech Holdings, Ltd................................   2,800     33,875
    Wharf Holdings, Ltd................................  17,000    115,726
    Wheelock & Co., Ltd................................  25,000    101,395
    Wing Hang Bank, Ltd................................   6,000     85,991
    Xinyi Glass Holdings, Ltd..........................  44,000     35,649
*   Xinyi Solar Holdings, Ltd..........................  44,000      9,238
    Yue Yuen Industrial Holdings, Ltd..................  24,000     74,047
                                                                ----------
TOTAL HONG KONG........................................          4,580,176
                                                                ----------
IRELAND -- (0.6%)
*   Bank of Ireland.................................... 687,337    272,088
    CRH P.L.C. Sponsored ADR...........................  10,427    270,059
    Dragon Oil P.L.C...................................   3,847     36,561
    FBD Holdings P.L.C.................................   1,219     29,228
    Glanbia P.L.C......................................   2,349     34,100
    Kerry Group P.L.C. Class A.........................     714     48,024
    Kingspan Group P.L.C...............................   4,151     79,252
    Smurfit Kappa Group P.L.C..........................   5,912    138,431
                                                                ----------
TOTAL IRELAND..........................................            907,743
                                                                ----------
ISRAEL -- (0.4%)
    Azrieli Group......................................   1,007     31,726

                                     1049

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ISRAEL -- (Continued)
    Bank Hapoalim BM...................................  18,302 $ 95,037
*   Bank Leumi Le-Israel BM............................  19,652   74,651
    Bezeq The Israeli Telecommunication Corp., Ltd.....  11,788   17,964
    Cellcom Israel, Ltd................................   1,000   12,490
*   Ceragon Networks, Ltd..............................     170      527
    Clal Insurance Enterprises Holdings, Ltd...........     937   16,950
    Delek Group, Ltd...................................      43   15,342
    Delta-Galil Industries, Ltd........................     290    8,487
*   Evogene, Ltd.......................................     341    6,043
*   EZchip Semiconductor, Ltd..........................     197    4,805
    First International Bank Of Israel, Ltd............     589    9,329
    Formula Systems 1985, Ltd..........................     217    5,611
    Frutarom Industries, Ltd...........................     938   20,425
    Harel Insurance Investments & Financial Services,
      Ltd..............................................   3,020   17,035
    Israel Chemicals, Ltd..............................   1,274   10,414
*   Israel Discount Bank, Ltd. Class A.................  23,359   40,059
*   Jerusalem Oil Exploration..........................     404   16,237
    Matrix IT, Ltd.....................................   1,225    6,385
    Melisron, Ltd......................................     178    4,634
    Menorah Mivtachim Holdings, Ltd....................     256    2,998
    Migdal Insurance & Financial Holding, Ltd..........  16,725   27,117
    Mizrahi Tefahot Bank, Ltd..........................   4,029   49,069
*   Naphtha Israel Petroleum Corp., Ltd................     779    5,299
    NICE Systems, Ltd. Sponsored ADR...................   1,644   64,856
*   Nitsba Holdings 1995, Ltd..........................   2,195   32,229
*   Oil Refineries, Ltd................................  24,794    7,087
    Ormat Industries...................................   4,679   30,776
    Osem Investments, Ltd..............................   1,244   27,627
*   Partner Communications Co., Ltd. ADR...............   1,321   11,288
    Paz Oil Co., Ltd...................................      95   14,078
    Phoenix Holdings, Ltd. (The).......................     361    1,262
    Shikun & Binui, Ltd................................   4,701   10,961
    Shufersal, Ltd.....................................   1,106    4,183
    Strauss Group, Ltd.................................     221    3,879
*   Tower Semiconductor, Ltd...........................     392    2,388
                                                                --------
TOTAL ISRAEL...........................................          709,248
                                                                --------
ITALY -- (2.6%)
    A2A SpA............................................  74,756   80,430
    ACEA SpA...........................................     912   10,024
    Ansaldo STS SpA....................................   3,307   36,806
*   Arnoldo Mondadori Editore SpA......................   3,717    6,712
    Assicurazioni Generali SpA.........................   4,430   95,585
    Astaldi SpA........................................   2,260   21,490
    Atlantia SpA.......................................   2,654   60,356
*   Autogrill SpA......................................   2,150   19,685
    Azimut Holding SpA.................................   2,220   64,167
#*  Banca Carige SpA...................................  15,904    8,498
    Banca Generali SpA.................................   1,522   46,514
    Banca IFIS SpA.....................................     731   11,890
#*  Banca Monte dei Paschi di Siena SpA................ 114,184   25,881
*   Banca Piccolo Credito Valtellinese Scarl...........   3,267    5,275
*   Banca Popolare dell'Emilia Romagna SC..............   8,733   82,264

                                     1050

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ITALY -- (Continued)
*   Banca Popolare di Milano Scarl.....................  82,712 $ 49,902
    Banca Popolare di Sondrio Scarl....................   7,030   39,136
#*  Banco Popolare.....................................  80,179  137,290
#   Buzzi Unicem SpA...................................   3,064   55,830
*   CIR-Compagnie Industriali Riunite SpA..............  11,847   17,082
    Credito Emiliano SpA...............................   3,017   24,643
    Danieli & C Officine Meccaniche SpA................     176    5,857
    De'Longhi SpA......................................     377    6,190
    DiaSorin SpA.......................................     699   31,349
    Ei Towers SpA......................................     425   20,736
    Enel Green Power SpA...............................  11,852   29,871
    Enel SpA...........................................  19,324   87,948
    Engineering SpA....................................      60    3,712
#   Eni SpA............................................  12,016  272,867
    Eni SpA Sponsored ADR..............................   3,509  159,309
    ERG SpA............................................   2,876   39,521
    Esprinet SpA.......................................   4,821   40,039
*   Falck Renewables SpA...............................  15,891   29,753
#*  Fiat SpA...........................................  15,837  157,520
    Geox SpA...........................................   1,759    7,100
*   Gruppo Editoriale L'Espresso SpA...................  13,362   29,328
    Hera SpA...........................................  20,962   48,333
    Indesit Co. SpA....................................     810   11,036
    Interpump Group SpA................................   2,420   31,280
    Intesa Sanpaolo SpA................................ 141,596  381,624
    Iren SpA...........................................  33,491   47,342
    Italcementi SpA....................................   3,851   37,915
    Luxottica Group SpA Sponsored ADR..................     763   40,111
    MARR SpA...........................................     532    8,398
*   Mediaset SpA.......................................  15,421   78,430
*   Mediobanca SpA.....................................  16,016  146,444
    Mediolanum SpA.....................................   2,971   25,526
    Parmalat SpA.......................................  10,626   35,332
#   Piaggio & C SpA....................................   8,440   25,804
#   Pirelli & C. SpA...................................   3,057   49,166
#   Prysmian SpA.......................................   3,088   75,391
    Recordati SpA......................................     658   10,275
    Reply SpA..........................................     331   25,307
*   Safilo Group SpA...................................   1,749   40,520
    Saipem SpA.........................................     356    8,336
    Salvatore Ferragamo Italia SpA.....................     247    7,633
#*  Saras SpA..........................................     671      813
    Snam SpA...........................................  14,621   80,152
    Societa Cattolica di Assicurazioni S.c.r.l.........   2,138   53,828
    Societa Iniziative Autostradali e Servizi SpA......   1,848   18,431
*   Sorin SpA..........................................   8,039   23,495
    Telecom Italia SpA................................. 191,858  213,060
    Tenaris SA.........................................     801   17,869
    Tenaris SA ADR.....................................     440   19,571
    Terna Rete Elettrica Nazionale SpA.................  14,023   67,988
    Tod's SpA..........................................     216   29,475
    Trevi Finanziaria Industriale SpA..................     744    6,255
    UniCredit SpA......................................  56,311  421,494

                                     1051

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
ITALY -- (Continued)
    Unione di Banche Italiane SCPA..................... 34,851 $  253,491
    Unipol Gruppo Finanziario SpA...................... 13,540     77,250
    Vittoria Assicurazioni SpA.........................    823     10,262
*   Yoox SpA...........................................    272     10,287
                                                               ----------
TOTAL ITALY............................................         4,258,484
                                                               ----------
JAPAN -- (19.5%)
    77 Bank, Ltd. (The)................................ 14,000     64,005
#   Accordia Golf Co., Ltd.............................  3,100     40,528
    Achilles Corp......................................  4,000      5,641
    Adastria Holdings Co., Ltd.........................    490     12,865
    ADEKA Corp.........................................  3,000     33,008
#   Advantest Corp.....................................  1,900     20,055
#   Aeon Co., Ltd......................................  8,900    110,974
    Aeon Delight Co., Ltd..............................    300      6,047
    Ai Holdings Corp...................................    800     10,740
    Aica Kogyo Co., Ltd................................  1,900     34,959
    Aichi Bank, Ltd. (The).............................    400     18,858
    Aichi Steel Corp...................................  4,000     16,082
    Aida Engineering, Ltd..............................    800      8,895
    Ain Pharmaciez, Inc................................    300     14,802
    Aiphone Co., Ltd...................................    300      4,905
    Air Water, Inc.....................................  4,000     58,947
    Aisan Industry Co., Ltd............................  1,800     16,666
    Aisin Seiki Co., Ltd...............................  1,500     55,231
    Ajinomoto Co., Inc.................................  7,000     98,791
    Akita Bank, Ltd. (The).............................  9,000     23,959
    Alfresa Holdings Corp..............................    900     51,137
    Alpen Co., Ltd.....................................    300      5,521
    Alpine Electronics, Inc............................    600      8,401
*   Alps Electric Co., Ltd.............................  7,300     95,413
    Amada Co., Ltd..................................... 11,000     88,999
    Amano Corp.........................................  2,500     26,018
    ANA Holdings, Inc..................................  6,000     12,716
    Anritsu Corp.......................................  2,000     21,924
    AOKI Holdings, Inc.................................    800     13,272
    Aomori Bank, Ltd. (The)............................ 12,000     31,493
    Aoyama Trading Co., Ltd............................  1,800     46,182
#   Aozora Bank, Ltd................................... 21,000     59,847
    Arata Corp.........................................  1,000      3,252
    Arcs Co., Ltd......................................  1,800     33,605
    As One Corp........................................    800     18,199
#   Asahi Diamond Industrial Co., Ltd..................  3,200     34,008
    Asahi Glass Co., Ltd............................... 16,000     90,513
    Asahi Holdings, Inc................................    300      5,606
    Asahi Kasei Corp................................... 20,000    151,340
    Asatsu-DK, Inc.....................................  1,400     32,368
    Asics Corp.........................................  1,400     24,180
    Autobacs Seven Co., Ltd............................  2,100     33,904
    Avex Group Holdings, Inc...........................    900     20,539
    Awa Bank, Ltd. (The)...............................  4,000     19,353
    Axial Retailing, Inc...............................    300      4,394
    Azbil Corp.........................................  1,700     40,202

                                     1052

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Bando Chemical Industries, Ltd.....................  2,000 $  7,882
    Bank of Iwate, Ltd. (The)..........................    800   35,575
    Bank of Kyoto, Ltd. (The)..........................  9,000   71,690
    Bank of Nagoya, Ltd. (The).........................  6,000   19,587
#   Bank of Okinawa, Ltd. (The)........................    700   25,655
    Bank of Saga, Ltd. (The)...........................  4,000    8,641
    Bank of the Ryukyus, Ltd...........................  2,400   30,143
    Bank of Yokohama, Ltd. (The)....................... 27,000  135,720
    Benesse Holdings, Inc..............................  1,000   39,395
    BML, Inc...........................................    200    6,781
#   Brother Industries, Ltd............................  3,200   40,237
    Bunka Shutter Co., Ltd.............................  4,000   24,458
    C Uyemura & Co., Ltd...............................    300   14,061
#   Calbee, Inc........................................    400    9,229
    Calsonic Kansei Corp...............................  8,000   39,773
    Canon Electronics, Inc.............................    500    9,532
    Canon Marketing Japan, Inc.........................  1,900   24,315
    Canon, Inc.........................................  4,900  143,133
    Casio Computer Co., Ltd............................  6,500   70,232
    Central Glass Co., Ltd............................. 10,000   31,446
    Central Japan Railway Co...........................    500   54,790
    Century Tokyo Leasing Corp.........................  1,300   37,864
    Chiba Bank, Ltd. (The)............................. 15,000   94,922
*   Chiba Kogyo Bank, Ltd. (The).......................  1,000    6,896
    Chiyoda Co., Ltd...................................  1,200   23,571
#   Chiyoda Corp.......................................  2,000   30,745
    Chiyoda Integre Co., Ltd...........................    500    9,552
    Chori Co., Ltd.....................................    500    5,628
    Chubu Electric Power Co., Inc......................  3,200   37,926
    Chubu Shiryo Co., Ltd..............................    800    4,401
    Chuetsu Pulp & Paper Co., Ltd......................  2,000    4,159
    Chugai Pharmaceutical Co., Ltd.....................    400    9,074
    Chugai Ro Co., Ltd.................................  2,000    4,849
    Chugoku Bank, Ltd. (The)...........................  5,000   61,547
    Chugoku Electric Power Co., Inc. (The).............  2,400   31,150
    Chugoku Marine Paints, Ltd.........................  3,000   16,252
    Chukyo Bank, Ltd. (The)............................  5,000    8,573
    Citizen Holdings Co., Ltd..........................  8,800   68,529
    CKD Corp...........................................  1,000   10,130
    CMK Corp...........................................  1,500    3,725
    Coca-Cola East Japan Co., Ltd......................  1,174   28,849
    Coca-Cola West Co., Ltd............................  2,000   39,191
    Cocokara fine, Inc.................................    200    4,931
    COMSYS Holdings Corp...............................  3,700   53,665
*   Cosmo Oil Co., Ltd................................. 27,000   50,352
    Cosmos Pharmaceutical Corp.........................    100   12,510
    CREATE SD HOLDINGS Co., Ltd........................    400   13,415
    Dai Nippon Printing Co., Ltd....................... 12,000  118,452
    Dai Nippon Toryo Co., Ltd..........................  7,000   11,070
    Dai-ichi Life Insurance Co., Ltd. (The)............  9,000  135,047
    Daibiru Corp.......................................  1,000   11,305
    Daicel Corp........................................  7,000   56,132
    Daido Metal Co., Ltd...............................  1,000   10,702

                                     1053

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Daido Steel Co., Ltd...............................  9,000 $ 44,751
#*  Daiei, Inc. (The)..................................  2,700    7,820
    Daifuku Co., Ltd...................................  4,000   47,349
    Daihen Corp........................................  2,000    8,844
    Daiichikosho Co., Ltd..............................  1,300   40,522
    Daikin Industries, Ltd.............................    800   45,888
#   Daikyo, Inc........................................ 12,000   29,163
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  5,000   22,348
    Dainippon Sumitomo Pharma Co., Ltd.................  1,700   28,880
#   Daio Paper Corp....................................  2,000   17,175
    Daisan Bank, Ltd. (The)............................  4,000    6,793
    Daiseki Co., Ltd...................................    400    7,362
    Daishi Bank, Ltd. (The)............................  6,000   21,476
    Daiso Co., Ltd.....................................  2,000    7,165
    Daito Trust Construction Co., Ltd..................    300   28,338
    Daiwa House Industry Co., Ltd......................  3,000   56,904
    Daiwa Securities Group, Inc........................  5,000   46,372
    Daiwabo Holdings Co., Ltd.......................... 33,000   64,709
    DCM Holdings Co., Ltd..............................  3,900   26,135
#   Dena Co., Ltd......................................  1,400   26,884
    Denki Kagaku Kogyo KK.............................. 14,000   53,691
    Denso Corp.........................................  2,100  108,000
#   Dentsu, Inc........................................  2,300   90,221
    Denyo Co., Ltd.....................................    500    6,805
    Descente, Ltd......................................  1,000    6,559
    DIC Corp........................................... 14,000   39,815
#   Disco Corp.........................................    500   34,834
    DMG Mori Seiki Co., Ltd............................  3,000   52,415
    Don Quijote Holdings Co., Ltd......................    500   30,647
    Doshisha Co., Ltd..................................    400    5,354
    Doutor Nichires Holdings Co., Ltd..................  1,500   25,742
    Dowa Holdings Co., Ltd.............................  3,000   27,011
#   Dr Ci:Labo Co., Ltd................................    200    6,038
    DTS Corp...........................................    400    7,551
    Dunlop Sports Co., Ltd.............................    400    4,994
    Eagle Industry Co., Ltd............................  1,000   16,283
    Earth Chemical Co., Ltd............................    700   23,531
    East Japan Railway Co..............................  1,200   88,633
    Ebara Corp......................................... 13,000   83,150
    EDION Corp.........................................  1,200    6,694
    Ehime Bank, Ltd. (The).............................  2,000    4,279
    Eighteenth Bank, Ltd. (The)........................  2,000    4,394
    Eiken Chemical Co., Ltd............................    400    7,246
    Electric Power Development Co., Ltd................    500   14,813
    Enplas Corp........................................    400   26,637
#   EPS Corp...........................................      4    4,647
    Exedy Corp.........................................  1,000   31,408
    Ezaki Glico Co., Ltd...............................  4,000   53,439
#   Fancl Corp.........................................  1,300   14,278
    FANUC Corp.........................................    500   81,030
    Fast Retailing Co., Ltd............................    100   36,378
    FCC Co., Ltd.......................................  1,400   26,836
#   FIDEA Holdings Co., Ltd............................  1,300    2,512

                                     1054

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Foster Electric Co., Ltd...........................    500 $  8,050
    FP Corp............................................    300   18,707
    Fuji Co. Ltd/Ehime.................................    400    6,688
    Fuji Electric Co., Ltd............................. 17,000   73,647
    Fuji Heavy Industries, Ltd.........................  1,000   27,261
#   Fuji Kyuko Co., Ltd................................  1,000    8,272
    Fuji Media Holdings, Inc...........................  1,700   31,785
    Fuji Oil Co. Ltd/Osaka.............................  2,100   30,994
    Fuji Seal International, Inc.......................  1,100   36,528
    Fuji Soft, Inc.....................................  1,100   25,583
    Fujibo Holdings, Inc...............................  9,000   18,649
    FUJIFILM Holdings Corp.............................  4,600  134,053
    Fujikura, Ltd...................................... 13,000   60,283
    Fujimori Kogyo Co., Ltd............................    200    4,639
    Fujitec Co., Ltd...................................  4,000   49,190
    Fujitsu General, Ltd...............................  1,000   11,898
*   Fujitsu, Ltd....................................... 32,000  178,883
    Fukui Bank, Ltd. (The).............................  4,000    9,117
    Fukuoka Financial Group, Inc....................... 19,000   79,166
    Fukushima Bank, Ltd. (The).........................  8,000    6,869
#   Fukuyama Transporting Co., Ltd.....................  6,000   32,453
    Furukawa Electric Co., Ltd......................... 21,000   51,382
    Fuso Pharmaceutical Industries, Ltd................  1,000    3,363
    Geo Holdings Corp..................................  1,000    9,493
    Glory, Ltd.........................................  1,600   39,656
    Goldcrest Co., Ltd.................................  1,000   24,452
#   Gree, Inc..........................................  3,400   33,455
    GS Yuasa Corp...................................... 12,000   62,315
    Gun-Ei Chemical Industry Co., Ltd..................  1,000    4,206
#*  GungHo Online Entertainment, Inc...................  2,000   12,358
    Gunma Bank, Ltd. (The)............................. 12,000   63,504
    Gunze, Ltd.........................................  5,000   12,998
    H2O Retailing Corp.................................  5,000   40,906
    Hachijuni Bank, Ltd. (The)......................... 12,000   66,263
    Hakuhodo DY Holdings, Inc..........................  3,600   29,079
    Hamakyorex Co., Ltd................................    200    5,845
    Hamamatsu Photonics KK.............................  1,200   50,342
    Hankyu Hanshin Holdings, Inc....................... 14,000   70,844
    Hanwa Co., Ltd.....................................  5,000   25,776
*   Haseko Corp........................................  1,000    7,444
#   Hazama Ando Corp................................... 10,400   36,529
    Heiwa Real Estate Co., Ltd.........................  1,400   21,414
    Heiwado Co., Ltd...................................    400    5,520
    HI-LEX Corp........................................  1,300   30,929
#   Hibiya Engineering, Ltd............................  1,300   14,991
    Higashi-Nippon Bank, Ltd. (The)....................  5,000   12,776
    Higo Bank, Ltd. (The)..............................  7,000   36,494
    Hikari Tsushin, Inc................................    100    8,321
    Hioki EE Corp......................................    300    4,092
    Hiroshima Bank, Ltd. (The)......................... 18,000   72,693
    Hisamitsu Pharmaceutical Co., Inc..................    100    4,499
    Hitachi Koki Co., Ltd..............................  1,600   11,308
    Hitachi Kokusai Electric, Inc......................  1,000   13,136

                                     1055

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Hitachi Zosen Corp.................................  6,100 $ 43,852
    Hogy Medical Co., Ltd..............................    600   31,015
#*  Hokkaido Electric Power Co., Inc...................  2,300   24,063
    Hokkoku Bank, Ltd. (The)........................... 13,000   43,226
    Hokuetsu Bank, Ltd. (The).......................... 10,000   19,534
#   Hokuetsu Kishu Paper Co., Ltd......................  7,000   30,491
    Hokuhoku Financial Group, Inc...................... 48,000   90,948
    Hokuriku Electric Power Co.........................  2,300   28,031
    Hokuto Corp........................................  1,700   31,283
    Honda Motor Co., Ltd...............................  9,600  359,838
#   Honeys Co., Ltd....................................    950    8,463
    Horiba, Ltd........................................  1,300   47,063
    Hoshizaki Electric Co., Ltd........................    200    7,113
    Hosokawa Micron Corp...............................  1,000    6,239
    House Foods Group, Inc.............................  1,900   28,446
    Hoya Corp..........................................  2,900   80,138
    Hyakugo Bank, Ltd. (The)...........................  9,000   36,273
    Hyakujushi Bank, Ltd. (The)........................  6,000   19,551
    Ibiden Co., Ltd....................................  4,700   86,143
    Ichigo Group Holdings Co., Ltd.....................  6,600   19,175
    Ichiyoshi Securities Co., Ltd......................  1,700   25,801
    Idec Corp..........................................  2,000   17,435
    Idemitsu Kosan Co., Ltd............................  2,400   53,248
    Ihara Chemical Industry Co., Ltd...................  3,000   21,333
    IHI Corp...........................................  7,000   31,742
*   Iida Group Holdings Co., Ltd.......................  1,740   30,859
    Iino Kaiun Kaisha, Ltd.............................  3,300   18,034
    Inaba Denki Sangyo Co., Ltd........................  1,100   34,921
    Inabata & Co., Ltd.................................    800    8,887
    Inageya Co., Ltd...................................    100      969
    Ines Corp..........................................  3,800   27,943
    Internet Initiative Japan, Inc.....................    600   14,731
    Iriso Electronics Co., Ltd.........................    200    9,163
    Iseki & Co., Ltd...................................  7,000   19,482
    Isetan Mitsukoshi Holdings, Ltd....................  4,500   56,926
*   Ishihara Sangyo Kaisha, Ltd........................ 18,000   20,896
    IT Holdings Corp...................................  3,500   57,893
    Ito En, Ltd........................................    900   19,384
    ITOCHU Corp........................................ 15,900  194,255
    Itochu Enex Co., Ltd...............................  1,000    5,854
    Itochu Techno-Solutions Corp.......................  1,000   41,176
    Itoham Foods, Inc..................................  1,000    4,477
    Itoki Corp.........................................  2,100   12,394
    Iwai Cosmo Holdings, Inc...........................  1,900   24,453
    Iwatani Corp.......................................  9,000   51,840
    Iyo Bank, Ltd. (The)...............................  8,000   74,786
    Izumi Co., Ltd.....................................    600   18,167
    Izumiya Co., Ltd...................................  4,000   17,567
    J Front Retailing Co., Ltd.........................  7,000   46,661
#   J-Oil Mills, Inc...................................  1,000    2,773
#   Japan Airport Terminal Co., Ltd....................    500   10,019
    Japan Aviation Electronics Industry, Ltd...........  1,000   15,153
    Japan Exchange Group, Inc..........................  1,500   36,240

                                     1056

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Japan Pulp & Paper Co., Ltd........................  2,000 $  6,322
#   Japan Steel Works, Ltd. (The)......................  8,000   39,519
    Japan Wool Textile Co., Ltd. (The).................  3,000   21,576
    JFE Holdings, Inc..................................  5,700  118,118
    JGC Corp...........................................  1,000   37,712
#   Jin Co., Ltd.......................................    600   20,601
    Joshin Denki Co., Ltd..............................  2,000   15,188
    Joyo Bank, Ltd. (The)..............................  6,000   28,401
    JSP Corp...........................................    400    5,896
    JSR Corp...........................................  3,600   64,104
    JTEKT Corp.........................................  4,800   70,671
    Juroku Bank, Ltd. (The)............................  5,000   17,366
#   JVC Kenwood Corp...................................  5,000    9,425
    JX Holdings, Inc................................... 24,700  119,071
*   K&O Energy Group, Inc..............................    500    7,243
    K's Holdings Corp..................................  1,500   39,919
    Kadokawa Corp......................................  1,100   35,438
    Kaga Electronics Co., Ltd..........................  1,200   14,776
    Kagoshima Bank, Ltd. (The).........................  5,000   29,936
    Kajima Corp........................................ 16,000   58,943
    Kamei Corp.........................................  1,000    7,483
    Kamigumi Co., Ltd.................................. 11,000   98,523
#   Kanamoto Co., Ltd..................................  1,000   25,835
    Kandenko Co., Ltd..................................  6,000   30,577
    Kaneka Corp........................................ 11,000   68,030
#   Kanematsu Corp..................................... 12,000   20,650
*   Kansai Electric Power Co., Inc. (The)..............  3,100   33,330
    Kansai Paint Co., Ltd..............................  3,000   40,523
    Kansai Urban Banking Corp.......................... 12,000   14,520
    Kao Corp...........................................  1,500   47,553
    Kasumi Co., Ltd....................................    800    5,290
    Katakura Industries Co., Ltd.......................    600    6,713
    Kato Sangyo Co., Ltd...............................    300    5,421
    Kato Works Co., Ltd................................  2,000   11,786
    Kawasaki Heavy Industries, Ltd..................... 19,000   82,170
    Kawasaki Kisen Kaisha, Ltd......................... 32,000   74,592
    KDDI Corp..........................................  1,700   93,606
#   Keihan Electric Railway Co., Ltd................... 14,000   52,937
    Keihin Corp........................................  2,100   31,145
    Keikyu Corp........................................  4,000   31,573
#   Keio Corp..........................................  3,000   19,225
    Keisei Electric Railway Co., Ltd...................  1,000    8,851
    Keiyo Bank, Ltd. (The).............................  7,000   30,338
*   Kenedix, Inc.......................................  5,600   22,361
    Kewpie Corp........................................  3,000   42,709
    KEY Coffee, Inc....................................  1,600   24,399
    Keyence Corp.......................................    100   41,061
    Kinden Corp........................................  1,000    9,752
    Kintetsu Corp......................................  8,000   27,506
    Kintetsu World Express, Inc........................    200    7,939
    Kinugawa Rubber Industrial Co., Ltd................  1,000    4,821
    Kita-Nippon Bank, Ltd. (The).......................    200    4,761
    Kitagawa Iron Works Co., Ltd.......................  3,000    5,504

                                     1057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Kitz Corp..........................................  4,900 $ 22,851
*   Kiyo Bank Ltd (The)................................    900   11,839
    Koa Corp...........................................  2,600   28,670
    Koatsu Gas Kogyo Co., Ltd..........................  1,000    5,566
    Kobayashi Pharmaceutical Co., Ltd..................    700   37,971
*   Kobe Steel, Ltd.................................... 51,000   84,483
    Kohnan Shoji Co., Ltd..............................  1,000   10,479
    Koito Manufacturing Co., Ltd.......................  4,000   81,389
    Kokuyo Co., Ltd....................................  3,700   25,805
    Komatsu, Ltd.......................................  6,400  135,096
    Komeri Co., Ltd....................................    800   18,951
#   Konami Corp........................................  2,600   61,796
    Konica Minolta, Inc................................  9,500  100,293
    Kose Corp..........................................  1,100   34,518
    Kubota Corp........................................  1,000   15,391
    Kubota Corp. Sponsored ADR.........................    196   15,014
    Kumiai Chemical Industry Co., Ltd..................  3,000   17,335
    Kura Corp..........................................    400    6,653
    Kurabo Industries, Ltd............................. 14,000   25,234
    Kuraray Co., Ltd...................................  5,000   56,055
    Kureha Corp........................................  7,000   31,944
    Kurimoto, Ltd......................................  2,000    4,606
    Kurita Water Industries, Ltd.......................  3,000   63,926
#   Kuroda Electric Co., Ltd...........................  2,000   30,610
    KYB Co., Ltd.......................................  7,000   34,432
    Kyocera Corp.......................................  2,900  129,687
    Kyodo Printing Co., Ltd............................  4,000   11,077
#   Kyoei Steel, Ltd...................................    700   14,035
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  2,300   31,553
    Kyokuto Securities Co., Ltd........................    700   13,043
    KYORIN Holdings, Inc...............................  1,300   29,111
    Kyosan Electric Manufacturing Co., Ltd.............  2,000    6,310
    Kyowa Exeo Corp....................................  1,900   24,811
    Kyowa Hakko Kirin Co., Ltd.........................  5,000   50,657
*   Kyushu Electric Power Co., Inc.....................  2,500   28,685
#   Lasertec Corp......................................    600    6,366
*   Leopalace21 Corp...................................  4,700   24,503
#   Life Corp..........................................    400    5,748
    Lintec Corp........................................  1,700   31,032
    Lion Corp..........................................  7,000   36,577
#   LIXIL Group Corp...................................  4,100  105,630
    Macnica, Inc.......................................    300    8,862
    Maeda Corp.........................................  2,000   13,398
    Maeda Road Construction Co., Ltd...................  3,000   49,000
    Makino Milling Machine Co., Ltd....................  2,000   16,524
#   Makita Corp........................................  1,000   52,028
    Mandom Corp........................................  1,000   34,102
    Marubeni Corp...................................... 15,000  104,644
    Marudai Food Co., Ltd..............................  6,000   18,041
#   Maruha Nichiro Holdings, Inc....................... 15,000   24,745
    Marui Group Co., Ltd...............................  6,900   64,637
    Marusan Securities Co., Ltd........................  1,900   16,871
    Maruwa Co. Ltd/Aichi...............................    200    6,801

                                     1058

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Matsuda Sangyo Co., Ltd............................     400 $  5,185
    Matsui Securities Co., Ltd.........................     700    7,926
    Matsumotokiyoshi Holdings Co., Ltd.................   1,100   39,150
    Matsuya Foods Co., Ltd.............................     300    5,330
    Max Co., Ltd.......................................   1,000   11,069
*   Mazda Motor Corp...................................   8,000   38,369
#   McDonald's Holdings Co. Japan, Ltd.................     700   18,353
    Medipal Holdings Corp..............................   5,200   75,933
    Megachips Corp.....................................   1,600   21,818
#   Megmilk Snow Brand Co., Ltd........................   1,800   22,397
    Meidensha Corp.....................................   3,000   12,015
    MEIJI Holdings Co., Ltd............................     800   49,924
    Meitec Corp........................................   1,000   26,661
    Melco Holdings, Inc................................     300    4,931
    Michinoku Bank, Ltd. (The).........................   3,000    5,879
    Milbon Co., Ltd....................................     240    8,581
    Minato Bank, Ltd. (The)............................   3,000    5,036
#   Minebea Co., Ltd...................................   7,000   52,682
    Ministop Co., Ltd..................................     300    4,802
    Miraca Holdings, Inc...............................     700   33,079
    Mirait Holdings Corp...............................   3,300   28,906
    Misawa Homes Co., Ltd..............................   1,600   22,460
#   MISUMI Group, Inc..................................   1,100   31,537
    Mitani Corp........................................   1,300   27,355
    Mito Securities Co., Ltd...........................   3,000   13,528
    Mitsuba Corp.......................................   1,000   16,656
    Mitsubishi Corp....................................  14,700  270,276
    Mitsubishi Electric Corp...........................   7,000   79,066
    Mitsubishi Estate Co., Ltd.........................   3,000   73,683
    Mitsubishi Gas Chemical Co., Inc...................   7,000   49,164
    Mitsubishi Heavy Industries, Ltd...................  24,000  154,924
    Mitsubishi Logistics Corp..........................   5,000   69,872
    Mitsubishi Materials Corp..........................  19,000   63,784
*   Mitsubishi Paper Mills, Ltd........................   3,000    2,887
    Mitsubishi Pencil Co., Ltd.........................     300    6,946
    Mitsubishi Steel Manufacturing Co., Ltd............   3,000    7,491
    Mitsubishi UFJ Financial Group, Inc................ 136,900  823,012
    Mitsuboshi Belting Co., Ltd........................   1,000    5,583
    Mitsui & Co., Ltd..................................  17,700  237,026
#   Mitsui Chemicals, Inc..............................  33,000   78,775
    Mitsui Fudosan Co., Ltd............................   2,000   63,159
    Mitsui High-Tec, Inc...............................     700    4,654
    Mitsui Matsushima Co., Ltd.........................   4,000    6,214
    Mitsui Mining & Smelting Co., Ltd..................  20,000   53,258
    Mitsui OSK Lines, Ltd..............................  20,000   81,980
    Mitsui Sugar Co., Ltd..............................   2,000    8,519
    Mitsui-Soko Co., Ltd...............................   2,000    8,696
*   Mitsumi Electric Co., Ltd..........................   4,600   32,601
    Miura Co., Ltd.....................................     500   12,965
    Miyazaki Bank, Ltd. (The)..........................   6,000   16,629
    Mizuho Financial Group, Inc........................ 231,099  489,773
#   Mizuno Corp........................................   6,000   29,988
    Monex Group, Inc...................................   6,300   26,508

                                     1059

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   MonotaRO Co., Ltd..................................  1,100 $ 23,369
    Morinaga & Co., Ltd................................  3,000    6,431
#   Morinaga Milk Industry Co., Ltd.................... 11,000   32,322
    Morita Holdings Corp...............................  2,000   15,660
    MOS Food Services, Inc.............................    300    6,253
    Moshi Moshi Hotline, Inc...........................    900    9,419
    MS&AD Insurance Group Holdings.....................  5,400  125,114
    Murata Manufacturing Co., Ltd......................    800   74,283
#   Musashi Seimitsu Industry Co., Ltd.................    300    5,861
    Musashino Bank, Ltd. (The).........................  1,000   32,098
    Nabtesco Corp......................................    300    6,651
    Nachi-Fujikoshi Corp...............................  7,000   44,196
    Nafco Co., Ltd.....................................    300    4,607
    Nagano Bank, Ltd. (The)............................  3,000    5,369
    Nagase & Co., Ltd..................................  2,700   31,640
    Nagoya Railroad Co., Ltd........................... 10,000   29,776
    Nakamuraya Co., Ltd................................  2,000    7,765
    Namco Bandai Holdings, Inc.........................  3,500   79,430
    Namura Shipbuilding Co., Ltd.......................  2,600   35,574
    Nankai Electric Railway Co., Ltd...................  6,000   21,066
    Nanto Bank, Ltd. (The).............................  8,000   28,094
    NEC Corp........................................... 63,000  182,060
    NEC Fielding, Ltd..................................    400    5,643
    NEC Networks & System Integration Corp.............  1,500   34,835
#   NET One Systems Co., Ltd...........................  2,100   13,050
    Neturen Co., Ltd...................................  2,500   18,715
    Nexon Co., Ltd.....................................  2,800   24,194
    NHK Spring Co., Ltd................................  5,000   51,110
#   Nichias Corp.......................................  2,000   13,966
    Nichicon Corp......................................  3,100   26,371
    Nichiha Corp.......................................    500    6,856
    Nichii Gakkan Co...................................    600    5,101
    Nichirei Corp...................................... 10,000   45,313
    Nichireki Co., Ltd.................................  2,000   22,417
    Nidec Corp.........................................    300   33,377
    Nidec Corp. ADR....................................    388   10,798
    Nifco, Inc.........................................  1,500   39,024
    Nihon Dempa Kogyo Co., Ltd.........................    500    4,228
    Nihon Kohden Corp..................................    900   35,086
    Nihon M&A Center, Inc..............................    200   16,609
    Nihon Nohyaku Co., Ltd.............................  2,000   27,906
    Nihon Parkerizing Co., Ltd.........................  1,000   21,618
    Nihon Unisys, Ltd..................................  3,100   31,504
    Nikkiso Co., Ltd...................................  1,000   12,592
#   Nikon Corp.........................................  6,100  104,211
    Nippo Corp.........................................  1,000   15,574
    Nippon Beet Sugar Manufacturing Co., Ltd...........  3,000    5,802
    Nippon Carbide Industries Co., Inc.................  9,000   23,221
#   Nippon Carbon Co., Ltd.............................  3,000    5,485
*   Nippon Chemi-Con Corp..............................  3,000    9,845
    Nippon Coke & Engineering Co., Ltd................. 19,000   25,485
    Nippon Denko Co., Ltd..............................  8,000   22,988
    Nippon Densetsu Kogyo Co., Ltd.....................  1,000   12,832

                                     1060

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES VALUE++
                                                      ------ --------
JAPAN -- (Continued)
    Nippon Electric Glass Co., Ltd................... 11,000 $ 49,534
    Nippon Express Co., Ltd.......................... 15,000   70,456
    Nippon Flour Mills Co., Ltd......................  4,000   19,927
#   Nippon Gas Co., Ltd..............................  1,000   10,452
    Nippon Koei Co., Ltd.............................  2,000    8,836
    Nippon Konpo Unyu Soko Co., Ltd..................  2,100   37,288
    Nippon Light Metal Holdings Co., Ltd............. 20,600   29,225
    Nippon Meat Packers, Inc.........................  5,000   85,142
#   Nippon Paper Industries Co., Ltd.................  4,800   86,394
    Nippon Road Co., Ltd. (The)......................  5,000   26,512
    Nippon Seiki Co., Ltd............................  2,000   37,511
#   Nippon Sharyo, Ltd...............................  5,000   24,839
#*  Nippon Sheet Glass Co., Ltd...................... 23,000   29,956
    Nippon Shinyaku Co., Ltd.........................  1,000   19,562
#   Nippon Shokubai Co., Ltd.........................  4,000   41,997
    Nippon Signal Co., Ltd...........................    900    7,909
    Nippon Soda Co., Ltd.............................  6,000   34,088
    Nippon Steel & Sumikin Texeng Co., Ltd...........  4,000   15,460
    Nippon Steel & Sumitomo Metal Corp............... 55,000  166,828
*   Nippon Suisan Kaisha, Ltd........................  7,600   15,543
    Nippon Synthetic Chemical Industry Co., Ltd.
      (The)..........................................  1,000    8,906
    Nippon Telegraph & Telephone Corp................    900   48,170
    Nippon Telegraph & Telephone Corp. ADR...........  1,189   32,055
    Nippon Television Holdings, Inc..................    200    3,424
    Nippon Thompson Co., Ltd.........................  2,000    9,864
    Nippon Valqua Industries, Ltd....................  2,000    5,437
    Nippon Yusen KK.................................. 37,000  114,499
#   Nipro Corp.......................................  5,400   46,946
    Nishi-Nippon City Bank, Ltd. (The)............... 23,000   57,985
    Nishi-Nippon Railroad Co., Ltd...................  9,000   34,153
    Nishikawa Rubber Co., Ltd........................    400    7,640
    Nishimatsu Construction Co., Ltd................. 15,000   51,711
    Nishimatsuya Chain Co., Ltd......................  1,400   11,057
    Nissan Chemical Industries, Ltd..................  1,700   24,189
    Nissan Shatai Co., Ltd...........................  3,000   37,950
#   Nisshin Oillio Group, Ltd. (The).................  6,000   19,762
#   Nisshin Seifun Group, Inc........................  7,700   76,528
#   Nisshin Steel Holdings Co., Ltd..................  2,500   26,525
    Nisshinbo Holdings, Inc..........................  3,000   26,096
    Nissin Corp......................................  4,000   10,987
    Nissin Electric Co., Ltd.........................  1,000    5,247
    Nissin Foods Holdings Co., Ltd...................  1,100   47,618
    Nissin Kogyo Co., Ltd............................  1,700   34,571
#   Nitta Corp.......................................    700   15,797
    Nitto Boseki Co., Ltd............................  5,000   21,710
    Nitto Denko Corp.................................  2,500  111,159
    Nitto Kogyo Corp.................................  1,300   22,496
    Nitto Kohki Co., Ltd.............................  1,300   23,270
#   Nittoku Engineering Co., Ltd.....................    500    4,366
    NKSJ Holdings, Inc...............................  5,900  153,549
    Noevir Holdings Co., Ltd.........................    800   14,684
    NOF Corp.........................................  6,000   41,922
    Nohmi Bosai, Ltd.................................  1,000   10,295

                                     1061

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   NOK Corp...........................................  2,300 $ 37,054
    Nomura Co., Ltd....................................  1,300   11,093
    Nomura Holdings, Inc............................... 30,600  212,609
    Nomura Real Estate Holdings, Inc...................  1,600   32,428
    Nomura Research Institute, Ltd.....................  1,000   32,866
#   Noritake Co., Ltd/Nagoya........................... 10,000   24,511
    Noritz Corp........................................  1,200   25,107
    North Pacific Bank, Ltd............................  8,900   34,755
    NS Solutions Corp..................................  1,500   38,327
#*  NS United Kaiun Kaisha, Ltd........................ 11,000   28,951
    NSD Co., Ltd.......................................  1,000   13,731
    NSK, Ltd...........................................  7,000   78,488
*   NTN Corp........................................... 12,000   51,382
    NTT Data Corp......................................  1,900   66,990
    NTT DOCOMO, Inc.................................... 13,300  212,944
    Obayashi Corp...................................... 10,000   59,037
    OBIC Business Consultants, Ltd.....................    200    6,724
    Obic Co., Ltd......................................    500   15,436
    Odakyu Electric Railway Co., Ltd...................  4,000   35,084
    Ogaki Kyoritsu Bank, Ltd. (The).................... 10,000   27,890
    Ohsho Food Service Corp............................    700   22,956
#   Oiles Corp.........................................    700   16,307
    Oita Bank, Ltd. (The)..............................  3,000   12,099
    Oji Holdings Corp.................................. 21,000   98,955
    Okabe Co., Ltd.....................................    700    8,772
    Okamura Corp.......................................  1,000    8,309
*   Oki Electric Industry Co., Ltd.....................  9,000   20,420
    Okinawa Cellular Telephone Co......................    600   15,660
    Okinawa Electric Power Co., Inc. (The).............    200    6,263
#   OKUMA Corp.........................................  3,000   28,777
    Okumura Corp.......................................  9,000   39,881
*   Olympus Corp.......................................  1,100   32,320
    Omron Corp.........................................  1,400   55,352
    Onward Holdings Co., Ltd...........................  5,000   36,089
    Oracle Corp. Japan.................................    700   27,800
    Organo Corp........................................  1,000    4,586
    Oriental Land Co., Ltd.............................    200   30,351
    Osaka Gas Co., Ltd................................. 13,000   52,502
    Osaka Steel Co., Ltd...............................    300    5,051
#   OSAKA Titanium Technologies Co., Ltd...............    300    4,828
    Osaki Electric Co., Ltd............................  1,000    5,928
    OSG Corp...........................................  2,100   38,874
    Otsuka Corp........................................    100   11,861
    Otsuka Holdings Co., Ltd...........................  2,500   76,494
    Pacific Industrial Co., Ltd........................    900    5,718
    Pacific Metals Co., Ltd............................  3,000   10,439
    Pack Corp. (The)...................................    300    5,210
    Pal Co., Ltd.......................................    200    3,823
    Paltac Corp........................................  2,000   26,724
    PanaHome Corp......................................  5,000   34,676
    Panasonic Corp.....................................  9,800  111,070
    Paramount Bed Holdings Co., Ltd....................    500   16,309
    Parco Co., Ltd.....................................    500    4,591

                                     1062

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Park24 Co., Ltd....................................  1,700 $ 34,984
    Penta-Ocean Construction Co., Ltd.................. 13,000   46,723
    Pilot Corp.........................................    400   12,149
#*  Pioneer Corp....................................... 15,300   32,720
    Plenus Co., Ltd....................................    500   11,640
#   Pola Orbis Holdings, Inc...........................  1,000   33,491
    Press Kogyo Co., Ltd...............................  2,000    8,491
    Prima Meat Packers, Ltd............................  3,000    5,455
    Raito Kogyo Co., Ltd...............................  1,100    7,426
#   Rakuten, Inc.......................................  2,800   45,815
    Rengo Co., Ltd.....................................  5,000   26,307
    Resona Holdings, Inc............................... 20,800  109,638
    Resorttrust, Inc...................................  1,600   27,464
    Ricoh Co., Ltd..................................... 13,000  136,608
    Ricoh Leasing Co., Ltd.............................    900   23,999
    Riken Corp.........................................  3,000   14,029
    Riken Vitamin Co., Ltd.............................    500   11,933
    Rinnai Corp........................................    100    7,780
    Riso Kagaku Corp...................................    900   17,887
    Rock Field Co., Ltd................................    300    5,268
    Rohm Co., Ltd......................................  1,500   74,752
    Rohto Pharmaceutical Co., Ltd......................  2,000   32,089
    Round One Corp.....................................  5,500   50,922
    Royal Holdings Co., Ltd............................  1,900   27,456
    Ryobi, Ltd.........................................  8,000   32,529
    Ryoden Trading Co., Ltd............................  1,000    7,030
    Ryohin Keikaku Co., Ltd............................    100    9,211
    Ryosan Co., Ltd....................................  1,800   37,533
    Saibu Gas Co., Ltd.................................  7,000   16,468
    Sakai Chemical Industry Co., Ltd...................  2,000    6,023
    Sakata INX Corp....................................  2,000   18,104
    Sakata Seed Corp...................................    400    5,107
    San-A Co., Ltd.....................................    600   16,974
    San-In Godo Bank, Ltd. (The).......................  4,000   27,739
    Sanden Corp........................................  2,000    9,515
#   Sangetsu Co., Ltd..................................  1,300   31,865
    Sanken Electric Co., Ltd...........................  2,000   13,776
    Sankyo Tateyama, Inc...............................  1,200   28,019
    Sankyu, Inc........................................ 10,000   37,650
#   Sanrio Co., Ltd....................................    500   18,392
    Sanshin Electronics Co., Ltd.......................    700    4,966
    Sanwa Holdings Corp................................  7,000   48,787
    Sanyo Chemical Industries, Ltd.....................  1,000    6,983
    Sanyo Denki Co., Ltd...............................  1,000    6,652
    Sanyo Electric Railway Co., Ltd....................  3,000   11,949
#   Sanyo Shokai, Ltd..................................  2,000    5,361
    Sanyo Special Steel Co., Ltd.......................  2,000    8,854
#   Sawada Holdings Co., Ltd...........................  2,100   24,622
    Sawai Pharmaceutical Co., Ltd......................    600   35,620
    SBI Holdings, Inc..................................  7,800  106,796
    SCSK Corp..........................................    300    8,267
    Secom Co., Ltd.....................................    900   50,562
    Seika Corp.........................................  2,000    4,739

                                     1063

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Seiko Epson Corp...................................  6,300 $163,601
    Seiko Holdings Corp................................  4,000   19,709
    Seino Holdings Co., Ltd............................  6,000   56,654
    Seiren Co., Ltd....................................    800    6,174
    Sekisui Chemical Co., Ltd..........................  6,000   69,155
    Sekisui House, Ltd................................. 10,000  137,924
    Sekisui Jushi Corp.................................  1,000   13,991
#   Senko Co., Ltd.....................................  3,000   14,677
    Senshu Ikeda Holdings, Inc.........................  5,300   23,634
    Senshukai Co., Ltd.................................    800    6,610
#   Seria Co., Ltd.....................................    300   12,365
    Seven & I Holdings Co., Ltd........................  3,200  126,141
*   Sharp Corp.........................................  8,000   27,138
    Shibusawa Warehouse Co., Ltd. (The)................  2,000    7,105
#   Shibuya Kogyo Co., Ltd.............................  1,600   40,859
    Shiga Bank, Ltd. (The).............................  9,000   43,955
    Shikoku Bank, Ltd. (The)...........................  9,000   19,694
    Shikoku Chemicals Corp.............................  1,000    7,656
*   Shikoku Electric Power Co., Inc....................  2,100   30,305
#   Shima Seiki Manufacturing, Ltd.....................    400    6,524
    Shimachu Co., Ltd..................................  1,100   24,471
    Shimadzu Corp......................................  3,000   26,624
    Shimamura Co., Ltd.................................    300   26,498
    Shimano, Inc.......................................    400   35,635
    Shimizu Bank, Ltd. (The)...........................    300    7,543
    Shimizu Corp....................................... 19,000  102,418
#   Shin-Etsu Chemical Co., Ltd........................  3,300  182,704
    Shindengen Electric Manufacturing Co., Ltd.........  2,000   12,306
    Shinko Electric Industries Co., Ltd................  3,500   26,832
    Shinko Plantech Co., Ltd...........................  1,900   14,147
    Shinko Shoji Co., Ltd..............................    600    5,292
    Shinmaywa Industries, Ltd..........................  4,000   34,404
    Shinsei Bank, Ltd.................................. 26,000   52,559
    Shionogi & Co., Ltd................................  1,800   36,671
    Ship Healthcare Holdings, Inc......................    800   30,562
    Shiseido Co., Ltd..................................  2,200   34,783
    Shizuoka Bank, Ltd. (The)..........................  9,000   89,389
    Shizuoka Gas Co., Ltd..............................  1,000    5,900
    Showa Corp.........................................  1,200   15,848
#   Showa Denko KK..................................... 56,000   75,985
    Showa Sangyo Co., Ltd..............................  4,000   12,791
#   Showa Shell Sekiyu KK..............................  6,100   58,051
    Siix Corp..........................................    900   12,590
#   Sinanen Co., Ltd...................................  3,000   12,117
    Sinfonia Technology Co., Ltd.......................  3,000    4,815
    Sintokogio, Ltd....................................  1,500   11,405
    SKY Perfect JSAT Holdings, Inc.....................  7,100   36,556
    SMK Corp...........................................  1,000    4,846
    Sodick Co., Ltd....................................  1,300    5,581
    Softbank Corp......................................  1,700  123,075
    Sohgo Security Services Co., Ltd...................  2,300   43,048
    Sojitz Corp........................................ 35,800   61,373
    Sotetsu Holdings, Inc..............................  5,000   17,987

                                     1064

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Square Enix Holdings Co., Ltd......................  2,800 $ 78,941
    St Marc Holdings Co., Ltd..........................    300   14,286
    Stanley Electric Co., Ltd..........................  2,800   63,256
    Star Micronics Co., Ltd............................    600    6,933
    Start Today Co., Ltd...............................    500   11,086
    Starzen Co., Ltd...................................  1,000    2,706
    Stella Chemifa Corp................................    300    4,464
    Sugi Holdings Co., Ltd.............................    300   11,968
#*  Sumco Corp.........................................  4,100   31,367
    Sumitomo Bakelite Co., Ltd.........................  4,000   14,914
    Sumitomo Chemical Co., Ltd......................... 27,000  109,383
    Sumitomo Corp...................................... 12,100  150,770
    Sumitomo Densetsu Co., Ltd.........................  1,900   27,690
    Sumitomo Electric Industries, Ltd.................. 11,900  186,901
    Sumitomo Forestry Co., Ltd.........................  5,600   60,353
    Sumitomo Heavy Industries, Ltd..................... 15,000   69,454
    Sumitomo Metal Mining Co., Ltd..................... 13,000  168,203
    Sumitomo Mitsui Financial Group, Inc............... 11,200  518,853
    Sumitomo Mitsui Trust Holdings, Inc................ 27,000  128,091
    Sumitomo Osaka Cement Co., Ltd.....................  8,000   29,912
    Sumitomo Real Estate Sales Co., Ltd................    220    6,803
    Sumitomo Realty & Development Co., Ltd.............  1,000   44,153
    Sumitomo Rubber Industries, Ltd....................  3,100   42,788
    Sumitomo Warehouse Co., Ltd. (The).................  6,000   31,844
    Suruga Bank, Ltd...................................  2,000   33,776
    Suzuken Co. Ltd/Aichi Japan........................  2,700   93,320
#   Suzuki Motor Corp..................................  3,400   88,134
*   SWCC Showa Holdings Co., Ltd.......................  7,000    7,539
    Sysmex Corp........................................    500   27,520
    T Hasegawa Co., Ltd................................    200    2,779
    T&D Holdings, Inc.................................. 11,500  140,118
#   Tachi-S Co., Ltd...................................  2,000   27,195
    Tadano, Ltd........................................  3,000   42,143
    Taiheiyo Cement Corp...............................  6,000   22,186
    Taikisha, Ltd......................................  1,100   23,837
#   Taisei Corp........................................ 17,000   74,249
    Taisei Lamick Co., Ltd.............................    200    5,199
    Taiyo Holdings Co., Ltd............................    200    6,487
#   Taiyo Nippon Sanso Corp............................  8,000   55,350
#   Taiyo Yuden Co., Ltd...............................  3,200   38,487
    Takara Standard Co., Ltd...........................  3,000   21,450
    Takasago International Corp........................  3,000   16,535
    Takasago Thermal Engineering Co., Ltd..............  3,900   34,980
#   Takashimaya Co., Ltd...............................  5,000   46,357
#   Takata Corp........................................  1,500   44,537
    Take And Give Needs Co., Ltd.......................    700   16,273
    Takeda Pharmaceutical Co., Ltd.....................  3,500  162,677
    Takeuchi Manufacturing Co., Ltd....................  1,100   32,382
    Takuma Co., Ltd....................................  1,000    8,988
#   Tamron Co., Ltd....................................    800   19,185
    Tatsuta Electric Wire and Cable Co., Ltd...........  2,100   12,435
#   TDK Corp...........................................  3,200  144,389
    Teijin, Ltd........................................ 33,000   74,270

                                     1065

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#*  Tekken Corp........................................  4,000 $ 11,075
    Terumo Corp........................................    800   37,150
    THK Co., Ltd.......................................  2,800   60,694
*   Toa Corp...........................................  6,000   12,921
    Toagosei Co., Ltd..................................  9,000   37,032
    Tobu Railway Co., Ltd..............................  7,000   32,451
    TOC Co., Ltd.......................................  2,400   17,340
    Tocalo Co., Ltd....................................    900   14,944
    Tochigi Bank, Ltd. (The)...........................  5,000   19,489
    Toda Corp..........................................  6,000   19,961
    Toei Co., Ltd......................................  1,000    6,086
    Toho Bank, Ltd. (The).............................. 11,000   33,533
    Toho Co., Ltd......................................  1,600   32,893
    Toho Gas Co., Ltd..................................  6,000   27,713
#   Toho Holdings Co., Ltd.............................  1,300   22,864
    Toho Titanium Co., Ltd.............................  3,200   20,815
    Toho Zinc Co., Ltd.................................  3,000   10,523
*   Tohoku Electric Power Co., Inc.....................  2,800   30,199
    Tokai Carbon Co., Ltd.............................. 12,000   38,458
    Tokai Corp/Gifu....................................    400   11,864
    TOKAI Holdings Corp................................  1,200    3,894
    Tokai Rika Co., Ltd................................  1,600   29,367
    Tokai Rubber Industries, Ltd.......................  3,300   34,234
    Tokai Tokyo Financial Holdings, Inc................  5,600   48,894
#   Token Corp.........................................    510   23,601
    Tokio Marine Holdings, Inc.........................  7,100  207,307
    Tokushu Tokai Paper Co., Ltd.......................  1,000    2,056
    Tokuyama Corp...................................... 11,000   43,953
    Tokyo Dome Corp....................................  6,000   35,457
*   Tokyo Electric Power Co., Inc......................  6,100   27,684
    Tokyo Electron, Ltd................................  2,400  125,126
    Tokyo Gas Co., Ltd.................................  7,000   34,715
*   Tokyo Rope Manufacturing Co., Ltd..................  5,000    7,820
    Tokyo Seimitsu Co., Ltd............................    800   15,582
#*  Tokyo Steel Manufacturing Co., Ltd.................  1,600    8,085
    Tokyo Tatemono Co., Ltd............................  5,000   46,390
    Tokyo Tomin Bank, Ltd. (The).......................    600    5,985
#*  Tokyu Construction Co., Ltd........................  2,740   11,855
    Tokyu Corp.........................................  6,000   37,205
*   Tokyu Fudosan Holdings Corp........................  2,843   24,387
    Tomoku Co., Ltd....................................  2,000    6,461
    TOMONY Holdings, Inc...............................  8,200   32,247
    Tomy Co., Ltd......................................  4,900   22,155
#   TonenGeneral Sekiyu KK.............................  1,000    8,715
    Toppan Forms Co., Ltd..............................  2,800   24,276
    Toppan Printing Co., Ltd........................... 11,000   80,214
    Topre Corp.........................................    600    7,745
    Topy Industries, Ltd...............................  6,000   10,471
    Toray Industries, Inc.............................. 16,000  104,471
    Toshiba Corp....................................... 16,000   66,515
    Toshiba Machine Co., Ltd...........................  6,000   32,397
    Toshiba Plant Systems & Services Corp..............  1,000   14,798
    Toshiba TEC Corp...................................  2,000   13,266

                                     1066

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Tosoh Corp......................................... 15,000 $63,957
    Totetsu Kogyo Co., Ltd.............................  1,700  34,231
    Towa Bank, Ltd. (The).............................. 10,000   9,798
#   Towa Pharmaceutical Co., Ltd.......................    700  28,310
#   Toyo Engineering Corp..............................  4,000  17,427
    Toyo Ink SC Holdings Co., Ltd......................  5,000  24,042
    Toyo Kanetsu KK....................................  8,000  21,963
    Toyo Securities Co., Ltd...........................  7,000  25,306
    Toyo Seikan Group Holdings, Ltd....................  3,300  58,535
    Toyo Suisan Kaisha, Ltd............................  1,000  31,512
#   Toyo Tanso Co., Ltd................................    300   5,872
    Toyo Tire & Rubber Co., Ltd........................  8,000  45,005
    Toyobo Co., Ltd.................................... 31,000  55,038
    Toyoda Gosei Co., Ltd..............................  1,900  39,958
#   Toyota Boshoku Corp................................  1,300  14,804
    Toyota Tsusho Corp.................................  3,400  79,722
    TPR Co., Ltd.......................................    400   6,739
    Trancom Co., Ltd...................................    300  10,973
    Transcosmos, Inc...................................    500  10,453
*   Trend Micro, Inc...................................  1,000  30,732
    Trusco Nakayama Corp...............................    300   6,907
#   TS Tech Co., Ltd...................................  1,200  44,254
    Tsubakimoto Chain Co...............................  4,000  31,584
    Tsukishima Kikai Co., Ltd..........................  1,000  10,057
    Tsukuba Bank, Ltd..................................  6,800  24,035
#   Tsumura & Co.......................................  1,900  46,854
    Tsuruha Holdings, Inc..............................    300  28,070
    UACJ Corp..........................................  7,000  27,278
    Ube Industries, Ltd................................ 36,000  73,869
    UKC Holdings Corp..................................    300   4,838
*   Ulvac, Inc.........................................  2,900  47,318
    Unicharm Corp......................................    600  32,598
    Unipres Corp.......................................  2,100  37,718
    United Arrows, Ltd.................................    200   6,427
*   Unitika, Ltd.......................................  3,000   1,885
    UNY Group Holdings Co., Ltd........................  7,100  42,567
    Ushio, Inc.........................................  2,600  30,870
    USS Co., Ltd.......................................    500   6,831
    Valor Co., Ltd.....................................  1,800  23,895
    Vital KSK Holdings, Inc............................    500   3,361
    Wacoal Holdings Corp...............................  4,000  41,265
#   Wacom Co., Ltd.....................................    400   2,523
    Wakita & Co., Ltd..................................  1,000  11,215
    Warabeya Nichiyo Co., Ltd..........................  1,700  33,853
    Welcia Holdings Co., Ltd...........................    500  28,851
    West Japan Railway Co..............................  1,000  40,962
    Xebio Co., Ltd.....................................    300   5,977
    Yachiyo Bank, Ltd. (The)...........................    700  18,351
    Yahoo Japan Corp...................................  6,300  35,565
    Yakult Honsha Co., Ltd.............................    800  39,045
#   Yamada Denki Co., Ltd.............................. 26,900  92,331
    Yamagata Bank, Ltd. (The)..........................  4,000  15,592
#   Yamaguchi Financial Group, Inc.....................  8,000  72,884

                                     1067

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
#   Yamaha Motor Co., Ltd..............................  5,200 $    68,686
    Yamanashi Chuo Bank, Ltd. (The)....................  4,000      16,974
#   Yamato Holdings Co., Ltd...........................  3,800      79,556
    Yamato Kogyo Co., Ltd..............................  1,500      44,397
    Yamazaki Baking Co., Ltd...........................  4,000      43,063
    Yamazen Corp.......................................    800       4,666
#   Yaoko Co., Ltd.....................................    300      12,398
#   Yaskawa Electric Corp..............................  1,000      13,596
    Yellow Hat, Ltd....................................    800      14,812
    Yokogawa Bridge Holdings Corp......................  1,000      13,593
    Yokogawa Electric Corp.............................  2,700      41,820
    Yokohama Reito Co., Ltd............................  1,400      10,917
    Yokohama Rubber Co., Ltd. (The)....................  4,000      35,620
    Yondoshi Holdings, Inc.............................  1,300      20,387
    Yorozu Corp........................................    800      14,652
    Yuasa Trading Co., Ltd.............................  3,000       6,258
#   Zenrin Co., Ltd....................................  2,300      21,523
    Zeon Corp..........................................  7,000      67,886
                                                               -----------
TOTAL JAPAN............................................         31,867,069
                                                               -----------
NETHERLANDS -- (2.5%)
    Aalberts Industries NV.............................  3,077      96,139
    Accell Group.......................................    812      15,116
    Aegon NV........................................... 38,411     334,812
    Akzo Nobel NV......................................  3,296     237,055
*   AMG Advanced Metallurgical Group NV................  3,771      36,739
    Amsterdam Commodities NV...........................  1,321      28,850
*   APERAM.............................................  2,306      41,368
    Arcadis NV.........................................  2,270      81,080
    ASM International NV...............................  1,426      47,675
    ASML Holding NV....................................  1,345     113,818
    BE Semiconductor Industries NV.....................  1,154      13,419
    Beter Bed Holding NV...............................    103       2,406
    BinckBank NV.......................................  2,499      27,825
    Brunel International NV............................    344      20,219
    Corbion NV.........................................    697      14,607
    Delta Lloyd NV.....................................  6,814     175,057
    Exact Holding NV...................................    439      14,069
    Fugro NV...........................................  2,613     136,645
#   Gemalto NV.........................................  1,041     117,329
*   Grontmij...........................................  1,448       7,677
#   Heijmans NV........................................    592       9,636
    Hunter Douglas NV..................................     40       1,820
*   ING Groep NV....................................... 43,896     579,734
#*  ING Groep NV Sponsored ADR.........................    924      12,206
    KAS Bank NV........................................  1,078      14,199
    Kendrion NV........................................    532      16,877
    Koninklijke Ahold NV............................... 17,017     283,252
    Koninklijke BAM Groep NV...........................  9,637      49,443
    Koninklijke Boskalis Westminster NV................  1,996      95,708
*   Koninklijke KPN NV................................. 34,854     130,413
    Koninklijke Philips NV.............................  7,973     276,663
    Koninklijke Ten Cate NV............................  1,029      32,951

                                     1068

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    Koninklijke Vopak NV...............................    270 $   14,839
    Koninklijke Wessanen NV............................  1,773      8,225
    Nutreco NV.........................................  1,987     88,579
*   Ordina NV..........................................  9,133     23,343
    Randstad Holding NV................................  2,790    176,933
    Reed Elsevier NV...................................  3,052     62,943
    Reed Elsevier NV Sponsored ADR.....................    469     19,370
#*  Royal Imtech NV....................................  1,069      3,048
*   SBM Offshore NV....................................  6,042    116,595
    Sligro Food Group NV...............................    317     12,566
    Telegraaf Media Groep NV...........................    752      7,778
    TKH Group NV.......................................  1,132     38,895
*   TomTom NV..........................................  5,912     40,961
    Unit4 NV...........................................    822     42,688
    USG People NV......................................  1,849     28,968
    Wolters Kluwer NV..................................  4,593    126,721
#   Ziggo NV...........................................  3,202    139,062
                                                               ----------
TOTAL NETHERLANDS......................................         4,016,321
                                                               ----------
NEW ZEALAND -- (0.3%)
    Air New Zealand, Ltd............................... 12,645     17,458
    Auckland International Airport, Ltd................ 27,977     82,462
#*  Bathurst Resources, Ltd............................  9,581      1,506
    Chorus, Ltd........................................ 10,816     12,232
    Contact Energy, Ltd................................ 10,843     45,181
    Fisher & Paykel Healthcare Corp., Ltd.............. 12,138     39,779
    Fletcher Building, Ltd.............................  6,668     48,844
    Freightways, Ltd...................................    544      2,046
    Infratil, Ltd...................................... 11,288     20,061
    Kathmandu Holdings, Ltd............................  8,507     21,684
    Mainfreight, Ltd...................................    959     10,158
    Nuplex Industries, Ltd.............................  2,075      5,634
    Port of Tauranga, Ltd..............................  1,180     13,825
    Ryman Healthcare, Ltd..............................  4,796     30,630
    Sky Network Television, Ltd........................ 10,622     49,533
    Telecom Corp. of New Zealand, Ltd.................. 28,541     54,127
    Tower, Ltd.........................................  2,423      3,422
    TrustPower, Ltd....................................    712      3,831
    Vector, Ltd........................................  6,867     14,026
#   Warehouse Group, Ltd. (The)........................  3,208      9,368
                                                               ----------
TOTAL NEW ZEALAND......................................           485,807
                                                               ----------
NORWAY -- (1.0%)
    ABG Sundal Collier Holding ASA.....................  5,144      4,114
    Aker ASA Class A...................................    249      7,463
    Aker Solutions ASA.................................  2,032     31,209
*   Algeta ASA.........................................    801     45,946
    Atea ASA...........................................  1,182     10,927
    Austevoll Seafood ASA..............................  3,081     17,823
    Bakkafrost P/F.....................................    264      3,947
    Bonheur ASA........................................    235      4,670
    BW Offshore, Ltd................................... 21,859     24,050

                                     1069

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
*   BWG Homes ASA......................................   2,437 $    4,123
    Cermaq ASA.........................................   1,636     16,683
#*  Det Norske Oljeselskap ASA.........................   1,499     15,185
    DNB ASA............................................  11,790    200,221
*   DNO International ASA..............................  10,543     34,413
    Ekornes ASA........................................   1,061     13,815
    Eltek ASA..........................................   1,341      1,597
    Fred Olsen Energy ASA..............................     500     18,117
*   Frontline, Ltd.....................................   1,584      6,675
    Gjensidige Forsikring ASA..........................   2,230     42,862
    Golden Ocean Group Ltd.............................  10,261     21,371
*   Hoegh LNG Holdings, Ltd............................     401      3,077
*   Kongsberg Automotive Holding ASA...................  14,742     13,756
    Kvaerner ASA.......................................   9,715     18,629
    Leroey Seafood Group ASA...........................   1,018     30,857
    Marine Harvest ASA.................................   2,144     24,715
*   Nordic Semiconductor ASA...........................   4,191     20,030
    Norsk Hydro ASA....................................  23,018    104,719
#*  Norwegian Air Shuttle A.S..........................     232      7,568
*   Odfjell SE Class A.................................     203      1,488
    Opera Software ASA.................................     908     12,414
    Orkla ASA..........................................   7,127     55,481
    Petroleum Geo-Services ASA.........................   1,166     12,097
    Prosafe SE.........................................     927      6,185
#*  REC Silicon ASA.................................... 102,391     44,778
*   REC Solar ASA......................................   1,763     26,400
*   Salmar ASA.........................................     334      4,090
    Schibsted ASA......................................     623     36,515
    Seadrill, Ltd......................................     840     29,996
    SpareBank 1 SR Bank ASA............................   5,024     48,798
    Statoil ASA........................................   4,573    108,383
    Statoil ASA Sponsored ADR..........................   4,209     99,795
    Stolt-Nielsen, Ltd.................................     714     21,094
*   Storebrand ASA.....................................  14,769     88,224
    Subsea 7 SA........................................   5,296     91,271
    Telenor ASA........................................   1,507     31,351
    TGS Nopec Geophysical Co. ASA......................     846     21,952
    Tomra Systems ASA..................................   2,665     22,809
    Veidekke ASA.......................................   2,111     15,888
    Wilh Wilhelmsen ASA................................   2,874     26,269
    Wilh Wilhelmsen Holding ASA Class A................     223      7,132
#   Yara International ASA.............................   1,755     72,477
                                                                ----------
TOTAL NORWAY...........................................          1,633,449
                                                                ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................   9,400     31,887
#*  Banco BPI SA.......................................  10,198     20,715
*   Banco Comercial Portugues SA....................... 346,028     77,233
*   Banco Espirito Santo SA............................  26,587     40,330
    EDP--Energias de Portugal SA.......................  14,832     55,683
*   EDP Renovaveis SA..................................   8,046     46,303
    Galp Energia SGPS SA...............................   2,451     37,893
    Jeronimo Martins SGPS SA...........................   1,464     25,030

                                     1070

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
PORTUGAL -- (Continued)
    Mota-Engil SGPS SA.................................   5,517 $ 34,720
#   Portucel SA........................................   8,001   33,210
    Portugal Telecom SGPS SA...........................   8,905   39,142
    REN--Redes Energeticas Nacionais SGPS SA...........   4,225   14,309
    Semapa-Sociedade de Investimento e Gestao..........   2,407   32,155
    Sonae..............................................  40,341   63,495
    Sonaecom--SGPS SA..................................   2,761    8,844
#   ZON OPTIMUS SGPS SA................................   4,259   28,467
                                                                --------
TOTAL PORTUGAL.........................................          589,416
                                                                --------
SINGAPORE -- (1.4%)
#*  Ausgroup, Ltd......................................  14,000    2,662
#   Biosensors International Group, Ltd................  60,000   40,542
    Boustead Singapore, Ltd............................   9,000   11,655
    Bukit Sembawang Estates, Ltd.......................   5,000   22,061
    CapitaLand, Ltd....................................  36,000   77,539
    Chip Eng Seng Corp., Ltd...........................  14,000    7,613
    City Developments, Ltd.............................   7,000   47,805
    Cityspring Infrastructure Trust....................  25,000    9,191
    ComfortDelGro Corp., Ltd...........................  31,000   46,850
    Cosco Corp. Singapore, Ltd.........................  28,000   15,362
    CSE Global, Ltd....................................  14,000    6,926
    CWT, Ltd...........................................   5,000    5,076
    DBS Group Holdings, Ltd............................  16,160  208,698
    Ezion Holdings, Ltd................................  19,200   33,789
*   Ezra Holdings, Ltd.................................  35,000   26,501
    First Resources, Ltd...............................  17,000   26,523
    Fragrance Group, Ltd...............................  64,000   10,746
    GMG Global, Ltd.................................... 163,000   12,367
    Golden Agri-Resources, Ltd.........................  56,000   22,740
    Goodpack, Ltd......................................  12,000   17,666
    Great Eastern Holdings, Ltd........................   1,000   13,741
    GuocoLand, Ltd.....................................   5,000    8,625
#   GuocoLeisure, Ltd..................................  17,000   10,975
    Ho Bee Land, Ltd...................................  11,000   17,262
    Hongkong Land Holdings, Ltd........................   6,000   36,117
    Hotel Properties, Ltd..............................   9,000   21,089
    Hutchison Port Holdings Trust......................  28,000   18,582
    Hyflux, Ltd........................................  16,000   14,355
    Indofood Agri Resources, Ltd.......................  18,000   10,816
    Jardine Cycle & Carriage, Ltd......................   1,000   27,310
    K-Green Trust......................................  17,000   13,360
    Keppel Corp., Ltd..................................   5,000   40,718
    Keppel Land, Ltd...................................  28,000   69,154
    Lian Beng Group, Ltd...............................  48,000   19,722
    M1, Ltd............................................   6,000   15,773
    Midas Holdings, Ltd................................  42,000   15,120
    Nam Cheong, Ltd.................................... 118,000   29,441
*   Neptune Orient Lines, Ltd..........................  32,000   25,296
    Noble Group, Ltd................................... 143,000  106,107
#   Olam International, Ltd............................  54,000   62,495
#   OSIM International, Ltd............................   4,000    7,406
#   OUE, Ltd...........................................  14,000   26,019

                                     1071

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    Oversea-Chinese Banking Corp., Ltd.................  13,000 $   94,456
*   Raffles Education Corp., Ltd.......................  19,000      4,076
    SATS, Ltd..........................................   8,000     19,613
    SembCorp Industries, Ltd...........................   8,000     32,844
#   SembCorp Marine, Ltd...............................   3,000      9,530
    Sinarmas Land, Ltd.................................  30,000     10,916
    Singapore Airlines, Ltd............................  13,000     97,567
    Singapore Exchange, Ltd............................   5,000     26,776
    Singapore Post, Ltd................................  20,000     20,941
#   Singapore Press Holdings, Ltd......................  17,000     53,191
    Singapore Telecommunications, Ltd..................  25,000     68,970
#   SMRT Corp., Ltd....................................  32,000     28,695
    Stamford Land Corp., Ltd...........................  11,000      4,990
    StarHub, Ltd.......................................   2,000      6,684
    Super Group, Ltd...................................   6,000     17,466
    Tat Hong Holdings, Ltd.............................   5,000      3,210
    Tuan Sing Holdings, Ltd............................  21,000      4,598
    United Engineers, Ltd..............................   8,000     10,872
    United Envirotech, Ltd.............................  35,000     32,856
    United Industrial Corp., Ltd.......................   3,000      6,882
    United Overseas Bank, Ltd..........................  13,000    203,278
    UOB-Kay Hian Holdings, Ltd.........................   4,000      5,111
    UOL Group, Ltd.....................................  14,000     64,118
*   Vard Holdings, Ltd.................................  23,000     14,774
    Venture Corp., Ltd.................................  13,000     75,313
    Wilmar International, Ltd..........................  22,000     53,721
    Wing Tai Holdings, Ltd.............................  21,000     28,445
    Yongnam Holdings, Ltd..............................  26,000      4,673
                                                                ----------
TOTAL SINGAPORE........................................          2,266,361
                                                                ----------
SPAIN -- (3.0%)
    Abengoa SA Class B.................................  11,504     37,991
    Abertis Infraestructuras SA........................   3,212     71,675
    Acciona SA.........................................     730     48,370
    Acerinox SA........................................   3,309     42,968
    ACS Actividades de Construccion y Servicios SA.....   1,751     61,463
    Adveo Group International SA.......................      62      1,333
    Almirall SA........................................   1,484     23,669
    Amadeus IT Holding SA Class A......................   1,905     75,358
    Atresmedia Corp de Medios de Comunicaion SA........   1,251     23,492
    Banco Bilbao Vizcaya Argentaria SA.................  42,167    503,002
    Banco Bilbao Vizcaya Argentaria SA
       Sponsored ADR...................................   2,277     27,124
    Banco de Sabadell SA...............................  85,842    253,256
    Banco Popular Espanol SA...........................  38,311    262,794
    Banco Santander SA................................. 114,344    983,720
*   Bankia SA..........................................  44,945     77,450
    Bankinter SA.......................................  11,421     85,284
    Bolsas y Mercados Espanoles SA.....................   1,704     66,615
    CaixaBank SA.......................................  25,420    155,791
*   Campofrio Food Group SA............................   1,648     15,428
    Cie Automotive SA..................................     540      5,567
    Construcciones y Auxiliar de Ferrocarriles SA......     132     66,698
*   Deoleo SA..........................................  24,843     16,603

                                     1072

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Distribuidora Internacional de Alimentacion SA.....  6,555 $   53,864
    Duro Felguera SA...................................    111        742
    Ebro Foods SA......................................  3,108     68,807
    Elecnor SA.........................................    708     10,750
    Enagas SA..........................................  3,191     87,229
    Ence Energia y Celulosa SA.........................  9,356     34,338
    Faes Farma SA(B1PQHS6).............................  9,098     32,350
    Faes Farma SA(BHD66W7).............................    144        513
    Ferrovial SA.......................................  3,093     59,348
*   Fomento de Construcciones y Contratas SA...........    699     18,701
*   Gamesa Corp. Tecnologica SA........................  9,132    100,121
    Gas Natural SDG SA.................................  2,984     73,745
    Grupo Catalana Occidente SA........................    955     36,644
    Iberdrola SA(B288C92).............................. 55,694    342,944
    Iberdrola SA(BJ05N64)..............................  1,547      9,550
    Inditex SA.........................................    458     68,212
    Indra Sistemas SA..................................  3,077     54,477
*   Jazztel P.L.C......................................  4,844     59,467
    Mapfre SA..........................................  7,045     29,051
*   Mediaset Espana Comunicacion SA....................  5,351     65,900
    Melia Hotels International SA......................  1,614     20,955
*   NH Hoteles SA......................................  7,114     44,638
    Obrascon Huarte Lain SA............................  1,149     48,455
*   Promotora de Informaciones SA Class A.............. 29,045     15,870
    Prosegur Cia de Seguridad SA.......................  2,843     17,088
    Red Electrica Corp. SA.............................  1,514    105,884
    Repsol SA..........................................  8,508    198,842
*   Sacyr SA........................................... 10,826     55,119
    Tecnicas Reunidas SA...............................    618     32,477
    Telefonica SA......................................  9,024    138,982
#   Telefonica SA Sponsored ADR........................  3,737     57,400
    Tubacex SA.........................................  4,175     15,910
    Tubos Reunidos SA..................................  7,475     17,667
    Vidrala SA.........................................    192      9,524
    Viscofan SA........................................    626     33,139
    Zardoya Otis SA....................................  2,090     35,063
*   Zeltia SA..........................................  7,549     27,356
                                                               ----------
TOTAL SPAIN............................................         4,986,773
                                                               ----------
SWEDEN -- (2.9%)
    AarhusKarlshamn AB.................................    550     33,584
    Acando AB..........................................    420        842
    AF AB Class B......................................  1,255     40,531
    Alfa Laval AB......................................  2,287     55,409
    Assa Abloy AB Class B..............................  2,320    115,512
*   Atrium Ljungberg AB Class B........................     30        409
    Axfood AB..........................................    355     17,015
#   Axis Communications AB.............................    619     19,962
    B&B Tools AB Class B...............................    370      7,335
    Beijer Alma AB.....................................  1,339     34,265
    Bilia AB Class A...................................  1,165     29,737
    BillerudKorsnas AB.................................  5,964     71,419
    BioGaia AB Class B.................................     95      3,275

                                     1073

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Boliden AB.........................................  9,139 $138,569
    Byggmax Group AB...................................  2,155   16,327
    Castellum AB.......................................  2,861   45,599
#   Clas Ohlson AB Class B.............................  2,311   39,442
    Concentric AB......................................    787    8,316
    Dios Fastigheter AB................................  2,907   21,019
    Duni AB............................................  1,913   25,449
    Electrolux AB Series B.............................  2,019   42,814
#   Elekta AB Class B..................................  4,265   62,088
*   Eniro AB...........................................  6,256   46,684
    Fabege AB..........................................  2,908   36,858
    Getinge AB Class B.................................  1,977   67,877
    Gunnebo AB.........................................  3,716   20,675
    Haldex AB..........................................  1,153   11,229
    Hennes & Mauritz AB Class B........................  2,551  109,692
    Hexagon AB Class B.................................  2,548   80,711
    Hexpol AB..........................................    382   27,131
    HIQ International AB...............................  2,121   12,530
    Holmen AB Class B..................................  2,572   88,784
    Husqvarna AB Class A...............................  1,581    9,124
    Husqvarna AB Class B............................... 12,975   75,175
*   ICA Gruppen AB.....................................  2,950   90,814
    Industrial & Financial Systems Class B.............    553   13,525
    Indutrade AB.......................................     99    4,285
    Intrum Justitia AB.................................  1,920   54,143
    JM AB..............................................  1,776   47,478
*   KappAhl AB.........................................  2,817   16,789
#*  Karolinska Development AB Class B..................  2,570    9,456
    Kungsleden AB......................................  5,180   37,626
    Lagercrantz AB Class B.............................  1,289   24,556
*   Lindab International AB............................  3,331   33,728
    Loomis AB Class B..................................  1,553   36,690
*   Lundin Petroleum AB................................  1,560   26,982
    Meda AB Class A....................................  8,655  105,194
#*  Medivir AB Class B.................................  2,235   30,878
    Mekonomen AB.......................................    505   12,269
    Millicom International Cellular SA.................    396   38,488
    Modern Times Group AB Class B......................    823   37,092
    NCC AB Class A.....................................    374   11,915
    NCC AB Class B.....................................  2,855   91,106
#   Nibe Industrier AB Class B.........................  2,644   57,963
    Nobia AB...........................................  4,812   37,241
    Nolato AB Class B..................................    433   10,559
    Nordea Bank AB..................................... 33,393  445,596
    Nordnet AB Class B.................................  5,225   22,258
    Peab AB............................................  3,419   21,209
    Proffice AB Class B................................    638    2,327
    Ratos AB Class B...................................  4,018   37,039
*   Rezidor Hotel Group AB.............................  1,068    7,319
    Sandvik AB.........................................  4,871   68,144
*   SAS AB............................................. 11,807   32,595
    Securitas AB Class B...............................  6,484   67,296
    Skandinaviska Enskilda Banken AB Class A........... 17,184  221,410

                                     1074

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Skanska AB Class B.................................  9,360 $  184,284
    SkiStar AB.........................................    194      2,731
#   SSAB AB Class A....................................  3,965     31,613
#   SSAB AB Class B....................................    525      3,712
    Svenska Cellulosa AB Class A.......................    572     16,211
    Svenska Cellulosa AB Class B.......................  8,423    239,511
    Svenska Handelsbanken AB Class A...................  5,632    267,250
    Svenska Handelsbanken AB Class B...................     23      1,048
    Sweco AB Class B...................................    220      3,194
    Swedbank AB Class A................................  9,727    253,822
*   Swedish Orphan Biovitrum AB........................  5,855     66,725
    Systemair AB.......................................    168      3,082
    Tele2 AB Class B...................................  8,205     90,231
    TeliaSonera AB..................................... 22,976    170,162
    Transmode AB.......................................    457      6,979
    Trelleborg AB Class B..............................  7,575    150,997
    Wallenstam AB Class B..............................  1,247     19,061
    Wihlborgs Fastigheter AB...........................  1,610     29,385
                                                               ----------
TOTAL SWEDEN...........................................         4,709,356
                                                               ----------
SWITZERLAND -- (4.8%)
    ABB, Ltd........................................... 10,701    266,169
#   ABB, Ltd. Sponsored ADR............................  8,786    218,244
    Actelion, Ltd......................................  1,844    173,131
    Adecco SA..........................................  2,379    186,862
*   AFG Arbonia-Forster Holding AG.....................    731     25,678
    Allreal Holding AG.................................    438     60,887
    Alpiq Holding AG...................................    189     26,090
    ams AG.............................................    142     17,434
    APG SGA SA.........................................     33      9,708
    Aryzta AG..........................................  2,785    218,845
    Ascom Holding AG...................................    588     11,168
    Autoneum Holding AG................................    266     45,946
    Baloise Holding AG.................................  1,671    199,606
    Bank Coop AG.......................................     85      4,072
    Banque Cantonale de Geneve.........................     19      4,907
    Banque Cantonale Vaudoise..........................     75     40,770
    Basler Kantonalbank................................    117      9,774
    Belimo Holding AG..................................      8     22,250
    Bell AG............................................      1      2,545
    Berner Kantonalbank AG.............................    151     35,634
    BKW AG.............................................    581     18,338
*   Bobst Group SA.....................................     63      2,296
    Bossard Holding AG.................................     27      6,498
    Bucher Industries AG...............................    202     59,156
    Burckhardt Compression Holding AG..................     18      8,108
    Burkhalter Holding AG..............................    120     10,059
    Cie Financiere Richemont SA........................  2,987    276,312
    Cie Financiere Tradition SA........................     83      4,393
    Clariant AG........................................  9,501    179,014
    Credit Suisse Group AG.............................  6,386    192,416
    Credit Suisse Group AG Sponsored ADR...............  8,959    270,114
    Daetwyler Holding AG...............................    141     21,248

                                     1075

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWITZERLAND -- (Continued)
    EFG International AG...............................  1,818 $ 26,497
    Emmi AG............................................     72   22,850
    EMS-Chemie Holding AG..............................     62   21,341
    Energiedienst Holding AG...........................     25      788
    Flughafen Zuerich AG...............................    125   73,426
    Forbo Holding AG...................................     58   47,376
    Galenica AG........................................    143  136,206
    GAM Holding AG.....................................  5,567   93,435
*   Gategroup Holding AG...............................    865   25,731
    Geberit AG.........................................    367  106,387
    Georg Fischer AG...................................    102   69,869
    Givaudan SA........................................    114  168,574
    Gurit Holding AG...................................      8    4,447
    Helvetia Holding AG................................    191   92,034
    Huber & Suhner AG..................................    289   15,463
    Implenia AG........................................    665   46,777
    Inficon Holding AG.................................     65   24,004
    Intershop Holdings.................................     15    5,591
    Julius Baer Group, Ltd.............................  5,100  247,250
    Kaba Holding AG Class B............................     91   41,533
    Kardex AG..........................................    529   22,496
    Komax Holding AG...................................    100   15,665
    Kudelski SA........................................  1,322   20,200
    Kuehne + Nagel International AG....................    382   50,711
    Kuoni Reisen Holding AG............................     88   39,776
    LEM Holding SA.....................................     10    7,709
    Liechtensteinische Landesbank AG...................    109    4,950
    Lindt & Spruengli AG...............................      1   53,610
#   Logitech International SA..........................  4,869   76,735
    Luzerner Kantonalbank AG...........................    102   39,126
    MCH Group AG.......................................     97    6,496
    Metall Zug AG......................................      3    8,039
#*  Meyer Burger Technology AG.........................  3,938   59,542
    Micronas Semiconductor Holding AG..................  2,725   21,863
    Mobilezone Holding AG..............................    307    3,266
    Mobimo Holding AG..................................    140   29,179
    Nobel Biocare Holding AG...........................    947   14,435
    OC Oerlikon Corp. AG...............................  5,615   88,336
*   Orascom Development Holding AG.....................    232    3,850
    Orior AG...........................................    193   11,295
    Partners Group Holding AG..........................    170   40,260
    Phoenix Mecano AG..................................      6    3,862
    PubliGroupe AG.....................................     37    4,702
    Rieter Holding AG..................................    155   34,370
    Romande Energie Holding SA.........................      3    3,575
*   Schmolz + Bickenbach AG............................ 10,608   13,926
    Schweiter Technologies AG..........................     46   35,565
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................    358   23,601
    SGS SA.............................................     31   70,094
    Siegfried Holding AG...............................    133   23,770
    Sika AG............................................     52  171,124
    Sonova Holding AG..................................    776  106,575
    St Galler Kantonalbank AG..........................     36   13,928

                                     1076

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWITZERLAND -- (Continued)
    Sulzer AG..........................................     78 $   11,745
    Swatch Group AG (The)(7184725).....................    276    164,034
    Swatch Group AG (The)(7184736).....................    342     35,022
    Swiss Life Holding AG..............................  1,111    239,119
    Swiss Re AG........................................  6,996    603,762
    Swisscom AG........................................    148     81,299
    Swisslog Holding AG................................  2,196      2,744
    Swissquote Group Holding SA........................    701     27,550
    Syngenta AG........................................    330    116,666
    Tamedia AG.........................................      5        634
    U-Blox AG..........................................    460     58,347
    UBS AG............................................. 36,724    729,706
    Valiant Holding AG.................................    529     51,396
    Valora Holding AG..................................    127     32,688
    Vaudoise Assurances Holding SA Class B.............     62     26,704
    Verwaltungs- und Privat-Bank AG....................    176     18,201
    Vetropack Holding AG...............................      6     11,905
    Vontobel Holding AG................................    968     36,421
    Walliser Kantonalbank..............................      1        831
    Walter Meier AG....................................     85      5,618
    Zehnder Group AG...................................    331     14,868
    Zuger Kantonalbank AG..............................      3     15,324
    Zurich Insurance Group AG..........................  2,123    615,544
                                                               ----------
TOTAL SWITZERLAND......................................         7,920,010
                                                               ----------
UNITED KINGDOM -- (18.5%)
    A.G. Barr P.L.C....................................    884      8,863
    Aberdeen Asset Management P.L.C.................... 11,907     76,371
    Admiral Group P.L.C................................  2,352     55,787
*   Afren P.L.C........................................ 30,975     75,676
    Aggreko P.L.C......................................  3,021     76,639
    Alent P.L.C........................................  7,283     37,415
    AMEC P.L.C.........................................  5,465     92,381
    Amlin P.L.C........................................ 19,044    130,770
    Anglo American P.L.C............................... 20,239    477,215
    Antofagasta P.L.C..................................  2,394     33,284
    ARM Holdings P.L.C. Sponsored ADR..................  2,922    134,617
    Ashmore Group P.L.C................................ 10,568     56,457
    Ashtead Group P.L.C................................ 12,059    156,238
    Aviva P.L.C........................................  8,759     64,076
#   Aviva P.L.C. Sponsored ADR......................... 17,813    262,385
    AZ Electronic Materials SA.........................  3,213     20,921
    Balfour Beatty P.L.C............................... 21,052    100,749
    Barclays P.L.C. Sponsored ADR...................... 46,066    824,581
    Barratt Developments P.L.C......................... 35,475    220,550
    BBA Aviation P.L.C................................. 18,316     92,886
    Beazley P.L.C...................................... 21,395     89,689
    Bellway P.L.C......................................  4,668    119,075
    Berendsen P.L.C....................................  4,448     67,509
    Berkeley Group Holdings P.L.C......................  4,498    190,874
    BG Group P.L.C..................................... 32,328    543,366
    BHP Billiton P.L.C. ADR............................  3,768    222,161
    Bloomsbury Publishing P.L.C........................    364      1,031

                                     1077

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
    Bodycote P.L.C.....................................  5,240 $   55,838
    Bovis Homes Group P.L.C............................  4,919     66,468
    BP P.L.C. Sponsored ADR............................ 38,362  1,798,794
    Braemar Shipping Services P.L.C....................    266      2,204
    Brammer P.L.C......................................  5,914     44,518
    Brewin Dolphin Holdings P.L.C......................  9,348     46,819
    British Polythene Industries P.L.C.................  1,323     13,375
    British Sky Broadcasting Group P.L.C...............  6,042     87,094
    Britvic P.L.C......................................  3,929     44,753
    BT Group P.L.C..................................... 26,802    168,774
    BT Group P.L.C. Sponsored ADR......................  1,051     66,266
*   BTG P.L.C..........................................  9,457     92,064
    Bunzl P.L.C........................................  4,929    112,282
    Burberry Group P.L.C...............................  2,353     55,868
    Cape P.L.C.........................................  5,571     24,593
    Capita P.L.C.......................................  3,509     56,619
    Carillion P.L.C.................................... 12,225     68,432
#   Carnival P.L.C. ADR................................  4,741    193,480
    Catlin Group, Ltd.................................. 12,740    110,340
    Centrica P.L.C..................................... 27,748    141,710
    Chesnara P.L.C.....................................  4,234     23,987
    Cineworld Group P.L.C..............................  3,348     19,470
    Clarkson P.L.C.....................................    233      7,674
    Close Brothers Group P.L.C.........................  5,362    116,693
    Coca-Cola HBC AG...................................  4,075    107,935
*   Colt Group SA...................................... 14,243     29,574
    Communisis P.L.C...................................  5,124      5,848
    Compass Group P.L.C................................ 13,682    204,482
    Computacenter P.L.C................................  4,456     47,409
    Consort Medical P.L.C..............................    120      2,104
    Cranswick P.L.C....................................  2,019     43,699
    Croda International P.L.C..........................  1,499     59,297
    CSR P.L.C..........................................  3,985     43,258
    CSR P.L.C. ADR.....................................    300     12,978
    Daily Mail & General Trust P.L.C...................  2,543     40,173
    Dairy Crest Group P.L.C............................  5,525     47,039
    Darty P.L.C........................................  1,592      3,447
    DCC P.L.C..........................................  1,920     87,208
    De La Rue P.L.C....................................  1,276     16,361
    Debenhams P.L.C.................................... 49,797     60,521
    Dechra Pharmaceuticals P.L.C.......................  2,358     27,116
    Development Securities P.L.C.......................  4,583     18,474
    Devro P.L.C........................................  2,268     11,528
    Dignity P.L.C......................................    307      7,545
    Diploma P.L.C......................................  4,566     52,101
*   Dixons Retail P.L.C................................ 81,626     58,520
    Domino Printing Sciences P.L.C.....................  2,935     38,337
    Drax Group P.L.C................................... 14,063    187,455
    DS Smith P.L.C..................................... 29,394    158,277
    Dunelm Group P.L.C.................................    420      6,356
    E2V Technologies P.L.C.............................    931      2,387
    easyJet P.L.C......................................  3,214     86,809
    Electrocomponents P.L.C............................ 16,263     70,777

                                     1078

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
UNITED KINGDOM -- (Continued)
    Elementis P.L.C.................................... 15,231 $   63,851
*   EnQuest P.L.C...................................... 24,616     52,421
*   Essar Energy P.L.C................................. 13,277     12,635
    Euromoney Institutional Investor P.L.C.............    366      7,963
*   Evraz P.L.C........................................  3,856      5,384
*   Exillon Energy P.L.C...............................  1,987      4,662
    Experian P.L.C.....................................  5,183     88,471
    F&C Asset Management P.L.C......................... 21,596     44,155
    Fenner P.L.C.......................................  7,047     47,512
    Ferrexpo P.L.C.....................................  6,501     16,188
    Fidessa Group P.L.C................................    688     26,123
*   Firstgroup P.L.C................................... 37,690     82,368
    Fresnillo P.L.C....................................    241      3,010
    G4S P.L.C.......................................... 12,897     50,481
    Galliford Try P.L.C................................  2,473     47,537
*   Gem Diamonds, Ltd..................................  1,523      3,966
    Genus P.L.C........................................    699     15,065
    GKN P.L.C.......................................... 30,139    194,996
    Glencore Xstrata P.L.C............................. 69,730    367,649
    Go-Ahead Group P.L.C...............................    918     29,800
    Grafton Group P.L.C................................  4,512     44,118
    Greencore Group P.L.C.............................. 16,012     65,481
    Greggs P.L.C.......................................    813      6,748
    Halfords Group P.L.C...............................  6,803     51,156
    Halma P.L.C........................................ 12,232    120,163
    Hargreaves Lansdown P.L.C..........................  2,769     67,540
    Hays P.L.C......................................... 20,379     44,408
    Helical Bar P.L.C..................................  2,872     16,380
    Henderson Group P.L.C.............................. 29,920    107,779
*   Heritage Oil P.L.C.................................  4,182     12,865
    Hill & Smith Holdings P.L.C........................  2,871     25,577
    Hiscox, Ltd........................................ 11,986    125,480
    Hochschild Mining P.L.C............................  1,276      3,164
    Home Retail Group P.L.C............................ 31,636     92,994
    Homeserve P.L.C.................................... 11,423     61,418
    Howden Joinery Group P.L.C.........................  2,870     16,162
    HSBC Holdings P.L.C. Sponsored ADR................. 39,434  2,030,457
    Hunting P.L.C......................................  4,983     61,670
    ICAP P.L.C......................................... 16,302    103,425
    IG Group Holdings P.L.C............................ 11,363    116,818
    IMI P.L.C..........................................  2,902     71,214
    Inchcape P.L.C..................................... 17,067    163,556
    Informa P.L.C...................................... 16,205    137,562
    Inmarsat P.L.C..................................... 12,663    145,474
*   Innovation Group P.L.C............................. 22,331     12,285
    InterContinental Hotels Group P.L.C................  1,678     54,249
#   InterContinental Hotels Group P.L.C. ADR...........    731     23,714
*   International Consolidated Airlines Group SA....... 25,497    174,530
    Interserve P.L.C...................................  5,962     59,628
    Intertek Group P.L.C...............................  1,342     62,395
    Investec P.L.C..................................... 20,790    133,709
*   IP Group...........................................    284         49
*   IP Group P.L.C.....................................  7,033     20,267

                                     1079

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    ITE Group P.L.C....................................   4,116 $ 18,457
    ITV P.L.C..........................................  34,641  111,783
    J Sainsbury P.L.C..................................  21,271  120,465
    James Fisher & Sons P.L.C..........................   1,640   37,518
    Jardine Lloyd Thompson Group P.L.C.................   2,515   43,667
    JD Sports Fashion P.L.C............................     411   10,891
    John Menzies P.L.C.................................   1,317   14,812
    John Wood Group P.L.C..............................   8,281   87,206
    Johnson Matthey P.L.C..............................   3,130  165,911
    Jupiter Fund Management P.L.C......................  10,294   63,129
    Kazakhmys P.L.C....................................   4,109   11,991
    Kcom Group P.L.C...................................  16,007   25,956
    Keller Group P.L.C.................................   2,064   40,171
    Kier Group P.L.C...................................   1,202   37,157
    Kingfisher P.L.C...................................  43,161  261,696
    Laird P.L.C........................................   7,676   40,847
*   Lamprell P.L.C.....................................   4,182    9,840
    Lancashire Holdings, Ltd...........................   5,817   72,032
    Lavendon Group P.L.C...............................   5,985   19,331
    Legal & General Group P.L.C........................  65,796  232,374
*   Lloyds Banking Group P.L.C......................... 169,623  231,322
#*  Lloyds Banking Group P.L.C. ADR....................  76,919  421,516
    London Stock Exchange Group P.L.C..................   3,716  112,150
*   Lonmin P.L.C.......................................  19,058   95,746
    Lookers P.L.C......................................  15,514   32,248
    Low & Bonar P.L.C..................................  15,615   22,208
    Man Group P.L.C....................................  67,799   90,779
    Marks & Spencer Group P.L.C........................  13,428  103,766
    Marshalls P.L.C....................................   3,577   10,372
    McBride P.L.C......................................     338      566
    Mears Group P.L.C..................................   4,347   34,211
*   Mecom Group P.L.C..................................     198      381
    Melrose Industries P.L.C...........................  38,039  193,208
    Michael Page International P.L.C...................   3,969   28,987
    Micro Focus International P.L.C....................   2,256   27,762
    Millennium & Copthorne Hotels P.L.C................   4,807   44,614
    Mitie Group P.L.C..................................  14,083   73,806
    Mondi P.L.C........................................  10,480  158,588
    Morgan Advanced Materials P.L.C....................   8,917   45,404
    Morgan Sindall Group P.L.C.........................   2,595   33,937
    N Brown Group P.L.C................................   4,476   39,742
    National Express Group P.L.C.......................  14,929   71,505
    National Grid P.L.C. Sponsored ADR.................   2,252  145,885
    Next P.L.C.........................................     754   77,336
    Northgate P.L.C....................................   5,880   54,095
    Novae Group P.L.C..................................     708    6,640
*   Ocado Group P.L.C..................................   3,561   30,554
    Old Mutual P.L.C...................................  96,133  272,047
*   Optos P.L.C........................................     998    3,246
    Pace P.L.C.........................................   5,447   31,971
    PayPoint P.L.C.....................................     402    7,245
    Pearson P.L.C. Sponsored ADR.......................  11,890  217,468
    Pennon Group P.L.C.................................  10,178  114,987

                                     1080

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Persimmon P.L.C....................................  10,938 $  235,682
*   Petra Diamonds, Ltd................................  11,429     25,909
    Petropavlovsk P.L.C................................   1,426      1,632
    Phoenix Group Holdings.............................   6,150     74,078
    Photo-Me International P.L.C.......................   6,189     14,270
    Premier Farnell P.L.C..............................   4,713     16,843
*   Premier Foods P.L.C................................  13,749     32,269
    Premier Oil P.L.C..................................  17,353     77,289
    Prudential P.L.C. ADR..............................   7,954    321,023
    PZ Cussons P.L.C...................................   6,269     37,223
*   Quintain Estates & Development P.L.C...............  14,343     23,446
    Randgold Resources, Ltd............................     371     25,502
*   Raven Russia, Ltd..................................   8,361     10,902
    Redrow P.L.C.......................................   7,384     39,374
#   Reed Elsevier P.L.C. Sponsored ADR.................     911     53,275
    Regus PLC..........................................  18,134     62,360
    Renishaw P.L.C.....................................     355     10,993
    Rentokil Initial P.L.C.............................   7,185     14,206
    Resolution, Ltd....................................  54,255    310,630
    Rexam P.L.C........................................  27,227    220,300
#   Rio Tinto P.L.C. Sponsored ADR.....................  11,521    612,341
    Rolls-Royce Holdings P.L.C.........................   7,392    143,973
    Rotork P.L.C.......................................     724     29,265
#*  Royal Bank of Scotland Group P.L.C.
       Sponsored ADR...................................  13,108    145,892
    Royal Dutch Shell P.L.C. ADR(780259107)............   4,174    303,992
    Royal Dutch Shell P.L.C. ADR(780259206)............  21,742  1,502,372
    RPC Group P.L.C....................................   3,478     33,984
    RPS Group P.L.C....................................   7,727     43,212
    RSA Insurance Group P.L.C.......................... 107,942    171,927
    Sage Group P.L.C. (The)............................  22,120    148,332
*   Salamander Energy P.L.C............................   1,958      3,412
    Savills P.L.C......................................   4,686     48,133
    Schroders P.L.C.(0239581)..........................     380     11,923
    Schroders P.L.C.(0240549)..........................   1,871     75,729
    SDL P.L.C..........................................   2,397     14,365
    Senior P.L.C.......................................  14,416     70,472
    Sepura P.L.C.......................................   4,663     10,146
    Serco Group P.L.C..................................  11,508     82,510
    Severn Trent P.L.C.................................   3,892    110,243
    Shanks Group P.L.C.................................  11,026     21,069
    Shire P.L.C........................................   2,858    142,633
    SIG P.L.C..........................................  25,559     82,221
    Smith & Nephew P.L.C...............................  11,701    168,317
#   Smith & Nephew P.L.C. Sponsored ADR................     300     21,672
    Smiths Group P.L.C.................................   6,150    145,036
    Smiths News P.L.C..................................   6,841     23,891
    Soco International P.L.C...........................   6,632     44,869
    Spectris P.L.C.....................................   3,029    110,399
    Speedy Hire P.L.C..................................  20,530     21,733
    Spirax-Sarco Engineering P.L.C.....................   1,564     74,951
    Spirent Communications P.L.C.......................   4,616      7,219
*   Sports Direct International P.L.C..................   3,221     36,097
    SSE P.L.C..........................................   7,930    170,130

                                     1081

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    St Ives P.L.C......................................   2,904 $     9,140
    ST Modwen Properties P.L.C.........................   8,462      53,405
    Stagecoach Group P.L.C.............................  10,533      62,927
    Standard Chartered P.L.C...........................  17,551     356,706
    Standard Life P.L.C................................  22,134     132,621
*   SuperGroup P.L.C...................................   1,456      36,874
    Synergy Health P.L.C...............................   2,281      48,297
    Synthomer P.L.C....................................   7,356      32,864
    TalkTalk Telecom Group P.L.C.......................   3,685      18,856
    Tate & Lyle P.L.C..................................   9,728     120,984
    Taylor Wimpey P.L.C................................ 102,595     188,824
    Ted Baker P.L.C....................................     347      12,221
    Tesco P.L.C........................................  66,068     347,185
*   Thomas Cook Group P.L.C............................  48,862     144,401
    Topps Tiles P.L.C..................................     638       1,591
    Travis Perkins P.L.C...............................   8,735     249,238
*   Trinity Mirror P.L.C...............................  18,781      54,946
    TT electronics P.L.C...............................   7,362      24,992
    TUI Travel P.L.C...................................  10,941      76,425
    Tullett Prebon P.L.C...............................   7,287      39,643
    Tullow Oil P.L.C...................................   1,700      22,007
    UBM P.L.C..........................................   3,452      38,591
    UDG Healthcare P.L.C...............................   6,937      40,566
    Unite Group P.L.C..................................   4,397      29,569
    United Utilities Group P.L.C.......................   9,276     109,015
*   Vectura Group P.L.C................................   6,480      17,042
    Vedanta Resources P.L.C............................   2,854      37,727
    Vesuvius P.L.C.....................................   9,432      69,305
    Victrex P.L.C......................................     729      21,296
    Vitec Group P.L.C. (The)...........................     435       4,732
    Vodafone Group P.L.C............................... 458,300   1,698,330
    Weir Group P.L.C. (The)............................   3,757     129,172
    WH Smith P.L.C.....................................   3,220      55,143
    Whitbread P.L.C....................................   3,257     200,552
    WM Morrison Supermarkets P.L.C.....................  71,798     282,935
*   Wolfson Microelectronics P.L.C.....................   1,488       3,292
    Wolseley P.L.C.....................................   2,050     110,314
    WPP P.L.C..........................................  10,469     219,351
    WS Atkins P.L.C....................................   2,029      45,312
    Xchanging P.L.C....................................   6,045      17,723
                                                                -----------
TOTAL UNITED KINGDOM...................................          30,246,674
                                                                -----------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................   1,000         359

                                     1082

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       ---------- ------------
UNITED STATES -- (Continued)
*     Kofax, Ltd......................................        389 $      2,846
                                                                  ------------
TOTAL UNITED STATES...................................                   3,205
                                                                  ------------
TOTAL COMMON STOCKS...................................             151,325,676
                                                                  ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Raiffeisen Bank International Rights............      1,242           --
                                                                  ------------
FRANCE -- (0.0%)
*     Groupe Fnac.....................................          6           20
                                                                  ------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS Rights..........................      5,517        3,596
                                                                  ------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y Servicios SA
        Rights 02/13/14...............................      1,751          997
*     Banco Popular Espanol SA Rights.................     38,311        2,118
*     Banco Santander SA Rights.......................    114,337       22,988
                                                                  ------------
TOTAL SPAIN...........................................                  26,103
                                                                  ------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C...........................      1,071        2,166
                                                                  ------------
TOTAL RIGHTS/WARRANTS.................................                  31,885
                                                                  ------------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                       ---------- ------------
SECURITIES LENDING COLLATERAL -- (7.6%)...............
(S)@  DFA Short Term Investment Fund..................  1,037,165   12,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $582,386 GNMA 3.50%, 09/20/42, valued at
        $523,463) to be repurchased at $513,200....... $      513      513,199
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL...................              12,513,199
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $147,492,185)^^..............................            $163,870,760
                                                                  ============

                                     1083

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                               ----------- ------------ ------- ------------
Common Stocks
   Australia.................. $    77,079 $  9,330,363   --    $  9,407,442
   Austria....................          --    1,053,203   --       1,053,203
   Belgium....................      88,804    1,826,419   --       1,915,223
   Canada.....................  14,228,570           --   --      14,228,570
   Colombia...................         469           --   --             469
   Denmark....................          --    1,979,925   --       1,979,925
   Finland....................          --    2,500,277   --       2,500,277
   France.....................     442,822   10,775,886   --      11,218,708
   Germany....................     616,973    9,224,794   --       9,841,767
   Hong Kong..................      21,049    4,559,127   --       4,580,176
   Ireland....................     270,059      637,684   --         907,743
   Israel.....................      93,439      615,809   --         709,248
   Italy......................     218,991    4,039,493   --       4,258,484
   Japan......................     107,808   31,759,261   --      31,867,069
   Netherlands................     422,057    3,594,264   --       4,016,321
   New Zealand................          --      485,807   --         485,807
   Norway.....................     156,191    1,477,258   --       1,633,449
   Portugal...................          --      589,416   --         589,416
   Singapore..................          --    2,266,361   --       2,266,361
   Spain......................      84,524    4,902,249   --       4,986,773
   Sweden.....................          --    4,709,356   --       4,709,356
   Switzerland................   1,294,799    6,625,211   --       7,920,010
   United Kingdom.............   9,314,869   20,931,805   --      30,246,674
   United States..............         359        2,846   --           3,205
Rights/Warrants
   Austria....................          --           --   --              --
   France.....................          --           20   --              20
   Portugal...................          --        3,596   --           3,596
   Spain......................          --       26,103   --          26,103
   United Kingdom.............          --        2,166   --           2,166
Securities Lending Collateral.          --   12,513,199   --      12,513,199
                               ----------- ------------   --    ------------
TOTAL......................... $27,438,862 $136,431,898   --    $163,870,760
                               =========== ============   ==    ============

                                     1084

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (90.7%)

BRAZIL -- (8.0%)
    Abril Educacao SA..................................   4,700 $   55,845
    AES Tiete SA.......................................  16,562    119,506
    Aliansce Shopping Centers SA.......................  34,791    235,833
    All America Latina Logistica SA.................... 137,600    374,286
    Anhanguera Educacional Participacoes SA............  99,891    525,414
    Arezzo Industria e Comercio SA.....................  12,628    135,353
    Arteris SA.........................................   5,500     37,791
    Autometal SA.......................................  12,100     84,081
*   B2W Cia Digital....................................  28,000    268,787
*   Banco ABC Brasil SA................................     731      3,614
    Banco Bradesco SA.................................. 114,884  1,363,595
    Banco Bradesco SA ADR.............................. 179,562  1,890,792
    Banco do Brasil SA................................. 159,126  1,368,750
    Banco Santander Brasil SA..........................  24,200    112,679
    Banco Santander Brasil SA ADR...................... 186,680    853,128
    Bematech SA........................................  15,900     53,899
*   BHG SA - Brazil Hospitality Group..................   7,800     40,709
    BM&FBovespa SA..................................... 584,317  2,305,467
    BR Malls Participacoes SA.......................... 107,323    673,283
    Brasil Brokers Participacoes SA....................  50,900    106,824
    Brasil Insurance Participacoes
       e Administracao SA..............................  18,970    149,149
    BrasilAgro - Co. Brasileira de Propriedades
      Agricolas........................................   2,800      9,102
*   Braskem SA Sponsored ADR...........................  27,004    409,111
*   Brazil Pharma SA...................................  32,869     68,283
    BRF SA.............................................  81,000  1,449,760
    BRF SA ADR.........................................  43,834    774,985
*   Brookfield Incorporacoes SA........................ 157,789     86,546
    CCR SA............................................. 105,900    679,313
    Centrais Eletricas Brasileiras SA..................  46,400    100,107
#   Centrais Eletricas Brasileiras SA ADR..............  17,139     67,528
#   Centrais Eletricas Brasileiras SA Sponsored ADR....  27,372     58,029
    CETIP SA - Mercados Organizados....................  44,946    430,120
#   Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR..............................................  14,001    535,818
    Cia de Saneamento Basico do Estado de Sao Paulo....  40,049    368,771
    Cia de Saneamento Basico do Estado de Sao Paulo
       ADR.............................................  46,194    421,751
    Cia de Saneamento de Minas Gerais-COPASA...........  19,900    259,892
    Cia Energetica de Minas Gerais.....................  11,909     68,442
    Cia Energetica de Minas Gerais Sponsored ADR.......  71,956    415,187
    Cia Hering.........................................  33,923    376,556
    Cia Paranaense de Energia..........................   2,600     21,362
#   Cia Paranaense de Energia Sponsored ADR............  18,785    215,276
    Cia Providencia Industria e Comercio SA............   2,200      7,468
#   Cia Siderurgica Nacional SA Sponsored ADR.......... 184,458    854,041
    Cielo SA...........................................  39,777  1,053,544
*   Contax Participacoes SA............................   4,500     36,939
    Cosan SA Industria e Comercio......................  39,728    591,625
    CPFL Energia SA....................................  19,700    148,186
    CPFL Energia SA ADR................................  10,790    159,045
    Cremer SA..........................................   7,500     45,881
    Cyrela Brazil Realty SA Empreendimentos
       e Participacoes.................................  93,500    551,511
    Cyrela Commercial Properties SA Empreendimentos
       e Participacoes.................................   2,400     20,251

                                     1085

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
    Direcional Engenharia SA...........................  35,300 $  154,641
    Duratex SA.........................................  84,749    415,032
    EcoRodovias Infraestrutura e Logistica SA..........  47,100    239,581
    EDP - Energias do Brasil SA........................  91,700    366,054
    Embraer SA.........................................  42,200    319,847
    Embraer SA ADR.....................................  34,261  1,051,470
    Equatorial Energia SA..............................  59,031    542,269
    Estacio Participacoes SA...........................  79,453    617,124
    Eternit SA.........................................  29,366     97,263
    Even Construtora e Incorporadora SA................  87,000    257,709
    Ez Tec Empreendimentos e Participacoes SA..........  18,200    202,667
*   Fertilizantes Heringer SA..........................   6,700     18,249
*   Fibria Celulose SA.................................  14,900    165,900
#*  Fibria Celulose SA Sponsored ADR...................  81,253    907,596
    Forjas Taurus SA...................................   2,402      2,208
    Gafisa SA..........................................  57,400     72,881
#   Gafisa SA ADR......................................  80,334    204,852
*   General Shopping Brasil SA.........................   5,100     15,036
    Gerdau SA..........................................  38,900    227,334
    Gerdau SA Sponsored ADR............................ 264,772  1,866,643
*   Gol Linhas Aereas Inteligentes SA ADR..............     100        393
    Grendene SA........................................  27,000    178,517
    Guararapes Confeccoes SA...........................   1,600     61,601
    Helbor Empreendimentos SA..........................  52,990    153,308
    Hypermarcas SA..................................... 114,040    716,711
    Iguatemi Empresa de Shopping Centers SA............  27,304    226,531
*   Industrias Romi SA.................................   3,400      7,111
*   International Meal Co. Holdings SA.................  22,600    163,916
    Iochpe-Maxion SA...................................  27,800    279,965
    Itau Unibanco Holding SA...........................  49,510    563,587
    Itau Unibanco Holding SA ADR....................... 204,379  2,501,600
    JBS SA............................................. 241,288    841,434
    JHSF Participacoes SA..............................  23,700     39,367
    JSL SA.............................................  19,300    106,945
    Kepler Weber SA....................................   5,372     82,207
    Kroton Educacional SA..............................  46,240    704,160
    Light SA...........................................  26,598    210,504
    Localiza Rent a Car SA.............................  24,185    305,447
*   Log-in Logistica Intermodal SA.....................  19,300     66,444
    Lojas Americanas SA................................  24,406    126,284
    Lojas Renner SA....................................  21,545    493,148
    LPS Brasil Consultoria de Imoveis SA...............  18,700     97,324
    M Dias Branco SA...................................   6,600    225,148
    Magnesita Refratarios SA...........................  50,785    109,951
    Mahle-Metal Leve SA Industria e Comercio...........  12,700    128,981
    Marcopolo SA.......................................   1,400      2,853
*   Marfrig Alimentos SA............................... 114,350    196,617
    Marisa Lojas SA....................................  17,383    113,815
*   Metalfrio Solutions SA.............................   1,300      1,395
    Mills Estruturas e Servicos de Engenharia SA.......  20,100    232,594
*   Minerva SA.........................................  37,745    171,447
*   MMX Mineracao e Metalicos SA.......................  21,933     33,602
    MRV Engenharia e Participacoes SA..................  97,113    330,595

                                     1086

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES   VALUE++
                                                      ------- ----------
BRAZIL -- (Continued)
    Multiplan Empreendimentos Imobiliarios SA........  22,181 $  399,884
    Multiplus SA.....................................  10,400    111,685
    Natura Cosmeticos SA.............................  21,500    348,265
    Oi SA............................................  26,316     49,954
    Oi SA ADR(670851104).............................   1,991      3,743
#   Oi SA ADR(670851203)............................. 141,376    241,753
*   Paranapanema SA..................................  70,114    121,897
*   PDG Realty SA Empreendimentos e Participacoes.... 416,433    287,086
    Petroleo Brasileiro SA........................... 147,800    833,564
    Petroleo Brasileiro SA ADR....................... 211,598  2,372,014
    Petroleo Brasileiro SA Sponsored ADR............. 265,580  3,160,402
*   Plascar Participacoes Industriais SA.............  15,900      2,711
    Porto Seguro SA..................................  36,000    420,523
    Portobello SA....................................  16,200     30,144
    Positivo Informatica SA..........................   6,400      8,125
    Profarma Distribuidora de Produtos Farmaceuticos
      SA.............................................   3,800     24,366
    QGEP Participacoes SA............................  35,000    128,574
    Raia Drogasil SA.................................  49,314    295,979
*   Refinaria de Petroleos de Manguinhos SA..........  19,300      2,481
    Restoque Comercio e Confeccoes de Roupas SA......  27,100     58,714
    Rodobens Negocios Imobiliarios SA................   8,300     36,175
*   Rossi Residencial SA............................. 125,268    100,404
    Santos Brasil Participacoes SA...................  14,700     99,483
    Sao Martinho SA..................................  22,484    230,250
    SLC Agricola SA..................................  21,000    156,422
    Sonae Sierra Brasil SA...........................  14,800     95,363
*   Springs Global Participacoes SA..................  21,540     12,702
    Sul America SA...................................  77,252    424,277
*   T4F Entretenimento SA............................   9,700     20,340
    Technos SA.......................................   6,655     39,006
*   Tecnisa SA.......................................  43,100    138,440
    Tegma Gestao Logistica...........................   7,497     57,507
    Telefonica Brasil SA ADR.........................  39,290    746,510
    Tereos Internacional SA..........................  10,800      9,496
    Tim Participacoes SA.............................  44,400    232,278
    Tim Participacoes SA ADR.........................  19,104    497,277
    Totvs SA.........................................  29,400    384,704
    TPI - Triunfo Participacoes e Investimentos SA...  12,300     47,843
    Tractebel Energia SA.............................  25,162    359,641
    Transmissora Alianca de Energia Eletrica SA......  86,615    637,936
    Ultrapar Participacoes SA........................  26,944    593,510
    Ultrapar Participacoes SA Sponsored ADR..........  14,800    326,340
*   Usinas Siderurgicas de Minas Gerais SA...........  18,000     83,847
    Vale SA..........................................  39,200    532,691
#   Vale SA Sponsored ADR(91912E105)................. 213,281  2,900,622
    Vale SA Sponsored ADR(91912E204)................. 328,650  4,035,822
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao S.A...............  15,440    192,176
*   Vanguarda Agro SA................................  72,299     96,292
*   Viver Incorporadora e Construtora SA.............  43,076      3,746

                                     1087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES     VALUE++
                                                    ---------- -----------
BRAZIL -- (Continued)
    WEG SA.........................................     34,571 $   391,488
                                                               -----------
TOTAL BRAZIL.......................................             60,645,525
                                                               -----------
CHILE -- (1.4%)
    AES Gener SA...................................    382,933     183,051
    Aguas Andinas SA Class A.......................    562,297     358,668
*   AquaChile SA...................................     41,763      19,225
    Banco de Chile.................................     60,056       7,427
#   Banco de Chile ADR.............................      4,218     308,969
    Banco de Credito e Inversiones.................      6,016     335,199
    Banco Santander Chile ADR......................     19,000     370,120
    Besalco SA.....................................     75,179      61,692
    CAP SA.........................................     22,318     324,074
    Cencosud SA....................................    179,292     506,245
    Cencosud SA ADR................................      9,745      82,443
    Cia General de Electricidad SA.................     39,633     179,601
*   Cia Sud Americana de Vapores SA................  1,172,552      48,035
    Colbun SA......................................  1,221,163     284,515
    Corpbanca SA................................... 33,782,696     370,649
    Corpbanca SA ADR...............................        972      16,028
    E.CL SA........................................    127,697     154,386
#   Empresa Nacional de Electricidad SA Sponsored
      ADR..........................................     12,966     500,228
    Empresas CMPC SA...............................    317,635     686,108
    Empresas COPEC SA..............................     84,298     959,766
    Empresas Hites SA..............................     72,367      42,896
    Empresas Iansa SA..............................  1,240,934      36,327
*   Empresas La Polar SA...........................    163,427      14,418
    Enersis SA Sponsored ADR.......................     76,975   1,021,458
    ENTEL Chile SA.................................     35,679     432,310
    Forus SA.......................................     17,290      77,815
    Gasco SA.......................................      6,777      59,242
    Grupo Security SA..............................    135,206      44,583
    Inversiones Aguas Metropolitanas SA............    146,431     236,532
    Invexans SA....................................    361,148       6,472
    Latam Airlines Group SA........................     21,221     310,412
#   Latam Airlines Group SA Sponsored ADR..........     34,052     473,323
*   Madeco SA......................................  1,150,142       6,595
    Masisa SA......................................    769,822      37,207
    Molibdenos y Metales SA........................      4,602      63,973
*   Multiexport Foods SA...........................    122,053      17,925
    Parque Arauco SA...............................    188,585     321,979
    PAZ Corp. SA...................................     93,709      44,675
    Ripley Corp. SA................................    218,510     122,424
    SACI Falabella.................................     66,377     517,456
    Salfacorp SA...................................     67,934      58,167
    Sigdo Koppers SA...............................    111,976     157,445
    Sociedad Matriz SAAM SA........................  1,699,690     139,433
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR................................      6,008     149,659
    Socovesa SA....................................    139,493      28,813

                                     1088

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CHILE -- (Continued)
    Sonda SA...........................................   114,838 $   227,488
                                                                  -----------
TOTAL CHILE............................................            10,405,456
                                                                  -----------
CHINA -- (14.0%)
    361 Degrees International, Ltd.....................   195,000      50,620
    Agile Property Holdings, Ltd.......................   404,000     369,990
    Agricultural Bank of China, Ltd. Class H........... 2,809,000   1,226,263
    Air China, Ltd. Class H............................   392,000     255,279
#   Ajisen China Holdings, Ltd.........................   118,000     139,307
#*  Aluminum Corp. of China, Ltd. ADR..................    22,775     201,787
#*  Aluminum Corp. of China, Ltd. Class H..............   488,000     173,611
    AMVIG Holdings, Ltd................................    98,000      39,772
#*  Angang Steel Co., Ltd. Class H.....................   332,000     211,645
#   Anhui Conch Cement Co., Ltd. Class H...............   193,500     746,393
    Anhui Expressway Co., Ltd. Class H.................   172,000      88,155
#   Anta Sports Products, Ltd..........................   163,000     238,005
#   Anton Oilfield Services Group......................   242,000     155,061
#   Anxin-China Holdings, Ltd..........................   616,000     156,078
    Asia Cement China Holdings Corp....................   140,500      90,043
*   Asia Energy Logistics Group, Ltd................... 1,900,000      22,050
*   AVIC International Holdings, Ltd...................    46,000      17,702
    Bank of China, Ltd. Class H........................ 9,858,356   4,161,015
    Bank of Communications Co., Ltd. Class H........... 1,113,580     721,891
    Baoxin Auto Group, Ltd.............................    78,500      65,314
    Baoye Group Co., Ltd. Class H......................   100,000      63,542
*   BaWang International Group Holding, Ltd............   182,000       9,811
    BBMG Corp. Class H.................................   291,141     228,428
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................   572,000     435,292
    Beijing Capital Land, Ltd. Class H.................   376,000     128,181
    Beijing Enterprises Water Group, Ltd...............   774,000     435,065
    Beijing Jingkelong Co., Ltd. Class H...............    46,000      13,790
    Beijing Jingneng Clean Energy Co., Ltd. Class H....    56,000      36,407
    Beijing North Star Co., Ltd. Class H...............   222,000      46,751
*   Beijing Properties Holdings, Ltd...................   482,000      41,032
    Belle International Holdings, Ltd..................   399,000     433,594
#   Billion Industrial Holdings, Ltd...................    93,500      52,879
    Biostime International Holdings, Ltd...............    26,500     228,283
    Boer Power Holdings, Ltd...........................    83,000      86,311
#   Bosideng International Holdings, Ltd...............   874,000     158,076
    Brilliance China Automotive Holdings, Ltd..........   308,000     472,606
#*  Byd Co., Ltd. Class H..............................    46,500     220,406
*   BYD Electronic International Co., Ltd..............   297,000     146,178
    C C Land Holdings, Ltd.............................   422,125      91,138
*   Carnival Group International Holdings, Ltd.........    85,500       4,451
    Carrianna Group Holdings Co., Ltd..................    48,000      12,201
    Central China Real Estate, Ltd.....................   181,194      53,394
    Changshouhua Food Co., Ltd.........................    71,000      84,879
*   Chaoda Modern Agriculture Holdings, Ltd............   600,243      60,024
#   Chaowei Power Holdings, Ltd........................   199,000     101,890
*   Chigo Holding, Ltd.................................   536,000      13,050
#   Chiho-Tiande Group, Ltd............................    82,000      39,138
    China Aerospace International Holdings, Ltd........   636,000      64,751
    China Agri-Industries Holdings, Ltd................   737,800     325,893

                                     1089

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CONTINUED


                                                     SHARES    VALUE++
                                                    --------- ----------
CHINA -- (Continued)
#   China All Access Holdings, Ltd.................   254,000 $  114,075
    China Aoyuan Property Group, Ltd...............   385,000     76,399
    China Automation Group, Ltd....................   134,000     27,651
    China BlueChemical, Ltd........................   509,143    279,802
    China CITIC Bank Corp., Ltd. Class H........... 1,424,000    681,228
#   China Coal Energy Co., Ltd. Class H............ 1,019,000    509,909
    China Communications Services Corp., Ltd.
      Class H......................................   556,800    300,873
    China Construction Bank Corp. Class H.......... 9,695,990  6,716,858
#*  China COSCO Holdings Co., Ltd. Class H.........   624,000    262,933
    China Datang Corp. Renewable Power Co., Ltd.
      Class H......................................   565,000    111,281
#   China Dongxiang Group Co.......................   729,000    141,837
*   China Dredging Environment Protection
      Holdings, Ltd................................    68,000     24,363
*   China Eastern Airlines Corp., Ltd. Class H.....   450,000    152,878
*   China Energine International Holdings, Ltd.....   136,000     13,865
    China Everbright International, Ltd............   524,000    688,278
    China Everbright, Ltd..........................   278,000    378,001
    China Fiber Optic Network System Group, Ltd....   128,000     29,839
#*  China Foods, Ltd...............................   336,000    119,153
    China Gas Holdings, Ltd........................   328,000    459,539
*   China Glass Holdings, Ltd......................   106,000     11,030
*   China Green Holdings, Ltd......................   144,000     12,500
*   China Haidian Holdings, Ltd....................   494,000     47,563
*   China High Precision Automation Group, Ltd.....    73,000     11,471
#*  China High Speed Transmission Equipment Group
      Co., Ltd.....................................   349,993    211,775
    China Hongqiao Group, Ltd......................   199,000    124,646
*   China Household Holdings, Ltd..................   550,000     72,120
*   China Huiyuan Juice Group, Ltd.................   181,500    103,537
    China International Marine Containers Group
      Co., Ltd. Class H............................    44,300    102,507
#   China ITS Holdings Co., Ltd....................   164,000     34,526
    China Lesso Group Holdings, Ltd................   215,000    132,803
#   China Life Insurance Co., Ltd. ADR.............    35,424  1,443,174
    China Life Insurance Co., Ltd. Class H.........    97,000    264,021
    China Lilang, Ltd..............................    88,000     52,824
    China Longyuan Power Group Corp. Class H.......   345,000    415,038
#   China Lumena New Materials Corp................   936,000    164,861
    China Mengniu Dairy Co., Ltd...................   187,000    857,729
    China Merchants Bank Co., Ltd. Class H.........   859,598  1,514,110
    China Merchants Holdings International Co.,
      Ltd..........................................   255,849    873,927
*   China Merchants Land, Ltd......................    94,000     21,239
#*  China Metal Recycling Holdings, Ltd............   130,581     79,303
#   China Minsheng Banking Corp., Ltd. Class H.....   845,500    825,635
    China Mobile, Ltd..............................    38,500    367,627
    China Mobile, Ltd. Sponsored ADR...............   120,826  5,781,524
#*  China Modern Dairy Holdings, Ltd...............   306,000    142,121
    China Molybdenum Co., Ltd. Class H.............   247,000    103,680
    China National Building Material Co., Ltd.
      Class H......................................   750,000    720,089
    China National Materials Co., Ltd..............   395,000     76,115
*   China New Town Development Co., Ltd............   416,254     31,656
*   China Nickel Resources Holdings Co., Ltd.......    40,000      1,677
    China Oil & Gas Group, Ltd..................... 1,100,000    186,611
#   China Oilfield Services, Ltd. Class H..........   138,000    367,423
#   China Overseas Grand Oceans Group, Ltd.........   146,500    118,702
    China Overseas Land & Investment, Ltd..........   520,000  1,395,860

                                     1090

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    China Pacific Insurance Group Co., Ltd. Class H....   276,800 $  999,815
#   China Power International Development, Ltd.........   709,000    238,496
*   China Power New Energy Development Co., Ltd........ 1,500,000    148,315
#*  China Precious Metal Resources Holdings Co., Ltd...   854,000    125,463
*   China Properties Group, Ltd........................   128,000     31,093
    China Qinfa Group, Ltd.............................   144,000     10,565
    China Railway Construction Corp., Ltd. Class H.....   452,500    379,249
    China Railway Group, Ltd. Class H..................   414,000    182,967
*   China Rare Earth Holdings, Ltd.....................   398,000     54,111
    China Resources Cement Holdings, Ltd...............   500,000    341,229
    China Resources Gas Group, Ltd.....................   100,000    308,798
    China Resources Land, Ltd..........................   286,000    671,754
    China Resources Power Holdings Co., Ltd............   216,000    513,543
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 1,130,000    197,832
    China Sanjiang Fine Chemicals Co., Ltd.............   181,000     84,706
    China SCE Property Holdings, Ltd...................   230,600     50,865
    China Shanshui Cement Group, Ltd...................   566,790    186,820
    China Shenhua Energy Co., Ltd. Class H.............   455,884  1,170,136
#*  China Shipping Container Lines Co., Ltd. Class H... 1,186,000    278,969
#*  China Shipping Development Co., Ltd. Class H.......   405,654    243,362
    China Singyes Solar Technologies Holdings, Ltd.....    95,000    107,963
#   China South City Holdings, Ltd.....................   614,000    315,520
    China Southern Airlines Co., Ltd. Class H..........   228,000     78,919
#   China Southern Airlines Co., Ltd. Sponsored ADR....     5,037     86,133
    China State Construction International Holdings,
      Ltd..............................................   225,919    410,652
#   China Suntien Green Energy Corp., Ltd. Class H.....   363,000    157,830
    China Taifeng Beddings Holdings, Ltd...............   134,000     27,370
*   China Taiping Insurance Holdings Co., Ltd..........   222,000    386,726
    China Telecom Corp., Ltd. ADR......................    13,120    599,059
    China Telecom Corp., Ltd. Class H..................   144,000     65,613
*   China Tian Lun Gas Holdings, Ltd...................    27,000     24,659
    China Tianyi Holdings, Ltd.........................   108,000     16,218
    China Travel International Inv HK..................    27,492      5,240
    China Unicom Hong Kong, Ltd........................   378,000    491,912
    China Unicom Hong Kong, Ltd. ADR...................    68,815    897,348
*   China Vanadium Titano - Magnetite Mining Co., Ltd..   249,000     31,729
#   China Water Affairs Group, Ltd.....................   266,000     82,921
*   China Water Industry Group, Ltd....................    76,000     15,852
*   China WindPower Group, Ltd.........................   664,648     64,181
#*  China Yurun Food Group, Ltd........................   457,000    269,010
*   China ZhengTong Auto Services Holdings, Ltd........   251,000    152,045
#*  China Zhongwang Holdings, Ltd......................   542,318    160,443
*   Chinasoft International, Ltd.......................   370,000    110,218
#*  ChinaVision Media Group, Ltd.......................   180,000      7,161
*   Chongqing Iron & Steel Co., Ltd. Class H...........   190,000     26,780
#   Chongqing Machinery & Electric Co., Ltd. Class H...   476,000     55,753
    Chongqing Rural Commercial Bank Class H............   608,000    257,281
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................    92,000     27,831
    CIMC Enric Holdings, Ltd...........................   124,000    199,255
*   Citic 21CN Co., Ltd................................   240,000    111,788
*   CITIC Dameng Holdings, Ltd.........................    40,000      2,936
#   CITIC Pacific, Ltd.................................   422,433    528,045
*   CITIC Resources Holdings, Ltd......................   704,000     86,126

                                     1091

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    CITIC Securities Co., Ltd. Class H.................   187,000 $  432,121
    Clear Media, Ltd...................................    22,000     20,236
    CNOOC, Ltd.........................................   548,000    851,216
    CNOOC, Ltd. ADR....................................    15,633  2,407,951
#*  Comba Telecom Systems Holdings, Ltd................   283,845     97,054
#*  Comtec Solar Systems Group, Ltd....................   104,000     18,888
    Coolpad Group, Ltd.................................   296,000    159,423
    COSCO Pacific, Ltd.................................   495,778    636,287
*   Coslight Technology International Group, Ltd.......    14,000      8,779
    Country Garden Holdings Co., Ltd...................   925,000    503,051
    CP Pokphand Co., Ltd...............................   820,000     77,960
    CPMC Holdings, Ltd.................................   109,000     84,150
*   DaChan Food Asia, Ltd..............................    57,000      6,839
#   Dah Chong Hong Holdings, Ltd.......................   218,000    127,999
    Dalian Port PDA Co., Ltd. Class H..................   296,000     64,860
#   Daphne International Holdings, Ltd.................   302,000    153,662
    Datang International Power Generation Co., Ltd.
      Class H..........................................   526,000    210,590
#*  DBA Telecommunication Asia Holdings, Ltd...........   112,000     10,978
#   Digital China Holdings, Ltd........................   225,000    220,016
    Dongfang Electric Corp., Ltd. Class H..............    79,800    110,752
    Dongjiang Environmental Co., Ltd. Class H..........     9,000     28,264
    Dongyue Group, Ltd.................................   418,000    148,187
    Embry Holdings, Ltd................................    14,000      9,090
    ENN Energy Holdings, Ltd...........................   138,000    891,993
    EVA Precision Industrial Holdings, Ltd.............   420,000     52,257
#   Evergrande Real Estate Group, Ltd.................. 1,783,000    713,308
    Fantasia Holdings Group Co., Ltd...................   615,000    104,118
#   First Tractor Co., Ltd. Class H....................   108,000     70,844
#   Fosun International, Ltd...........................   398,000    426,891
#   Franshion Properties China, Ltd.................... 1,093,120    349,744
    Fufeng Group, Ltd..................................   236,400     92,224
#*  GCL-Poly Energy Holdings, Ltd...................... 1,501,000    508,414
    Geely Automobile Holdings, Ltd..................... 1,120,000    457,697
*   Global Bio-Chem Technology Group Co., Ltd..........   482,800     33,660
#*  Glorious Property Holdings, Ltd....................   793,000    127,832
#   Golden Eagle Retail Group, Ltd.....................   114,000    155,671
#   Golden Meditech Holdings, Ltd......................   621,670     56,058
    Goldlion Holdings, Ltd.............................    61,152     28,681
#   GOME Electrical Appliances Holding, Ltd............ 3,382,940    581,993
    Good Friend International Holdings, Inc............    22,000      6,099
#   Goodbaby International Holdings, Ltd...............   131,000     65,588
#   Great Wall Motor Co., Ltd. Class H.................    91,000    432,943
*   Great Wall Technology Co., Ltd. Class H............    83,300     32,662
    Greatview Aseptic Packaging Co., Ltd...............   108,000     59,544
    Greenland Hong Kong Holdings, Ltd..................    88,000     48,633
#   Greentown China Holdings, Ltd......................   188,000    266,953
    Guangdong Investment, Ltd..........................   452,000    416,945
    Guangshen Railway Co., Ltd. Class H................   110,000     47,897
    Guangshen Railway Co., Ltd. Sponsored ADR..........     6,762    142,678
    Guangzhou Automobile Group Co., Ltd. Class H.......   589,740    590,514
    Guangzhou R&F Properties Co., Ltd..................   256,400    341,501
#   Guangzhou Shipyard International Co., Ltd.
      Class H..........................................    53,600    114,812
#   Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................   125,000     37,781

                                     1092

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EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES    VALUE++
                                                    --------- ----------
CHINA -- (Continued)
    Haier Electronics Group Co., Ltd...............   111,000 $  319,159
    Hainan Meilan International Airport Co., Ltd.
      Class H......................................    65,000     57,697
#   Haitian International Holdings, Ltd............    84,000    182,928
#*  Hanergy Solar Group, Ltd....................... 3,120,000    443,900
*   Heng Tai Consumables Group, Ltd................ 1,301,742     27,824
    Hengan International Group Co., Ltd............    66,000    712,534
#   Hengdeli Holdings, Ltd.........................   563,200    118,321
*   Hi Sun Technology China, Ltd...................   273,000     70,190
#*  Hidili Industry International Development, Ltd.   374,000     47,348
    Hilong Holding, Ltd............................   153,000    116,488
*   Hisense Kelon Electrical Holdings Co., Ltd.
      Class H......................................    72,000    120,001
*   HKC Holdings, Ltd.............................. 1,068,098     34,042
#   Honghua Group, Ltd.............................   380,000    107,189
    Hopewell Highway Infrastructure, Ltd...........   267,972    125,194
#*  Hopson Development Holdings, Ltd...............   225,000    209,981
*   Hua Lien International Holding Co., Ltd........   304,000     15,342
    Huadian Power International Corp., Ltd. Class H   338,000    140,251
    Huaneng Power International, Inc. Class H......   136,000    127,153
    Huaneng Power International, Inc. Sponsored ADR     6,108    223,797
    Huaneng Renewables Corp., Ltd. Class H.........   594,000    249,077
*   Huili Resources Group, Ltd.....................    48,000      9,892
#*  Hunan Nonferrous Metal Corp., Ltd. Class H.....   420,000    131,185
    Hutchison Harbour Ring, Ltd....................   248,000     20,052
    Industrial & Commercial Bank of China, Ltd.
      Class H...................................... 9,815,017  6,064,123
    Inspur International, Ltd......................   165,000     33,588
*   Interchina Holdings Co.........................   600,000     38,239
    Intime Retail Group Co., Ltd...................   222,500    223,422
    Jiangsu Expressway Co., Ltd. Class H...........   230,000    290,232
    Jiangxi Copper Co., Ltd. Class H...............   312,000    561,570
*   Jinchuan Group International Resources Co.,
      Ltd..........................................   140,000     15,057
    Jingwei Textile Machinery Class H..............    50,000     39,092
    Ju Teng International Holdings, Ltd............   250,000    165,720
*   Kai Yuan Holdings, Ltd......................... 1,320,000     30,268
#*  Kaisa Group Holdings, Ltd......................   484,000    143,636
    Kingboard Chemical Holdings, Ltd...............   235,900    527,813
    Kingboard Laminates Holdings, Ltd..............   270,973    100,931
#*  Kingdee International Software Group Co., Ltd..   402,000    150,441
#   Kingsoft Corp., Ltd............................   133,000    433,138
    Kunlun Energy Co., Ltd.........................   270,000    447,094
    KWG Property Holding, Ltd......................   369,830    193,224
#   Labixiaoxin Snacks Group, Ltd..................    73,000     47,033
    Lai Fung Holdings, Ltd......................... 1,735,000     43,266
    Le Saunda Holdings, Ltd........................    84,000     40,469
    Lee & Man Chemical Co., Ltd....................    28,000     12,899
    Lee & Man Paper Manufacturing, Ltd.............   388,000    259,300
    Lenovo Group, Ltd..............................   526,000    678,380
*   Leoch International Technology, Ltd............   148,000     13,911
#*  Li Ning Co., Ltd...............................   296,249    237,212
#   Lianhua Supermarket Holdings Co., Ltd. Class H.   110,200     64,286
    Lingbao Gold Co., Ltd. Class H.................    72,000     12,912
*   LK Technology Holdings, Ltd....................    17,500      2,180
    Longfor Properties Co., Ltd....................   230,000    317,598
*   Lonking Holdings, Ltd..........................   650,000    130,452

                                     1093

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES    VALUE++
                                                   --------- ----------
CHINA -- (Continued)
*   Loudong General Nice Resources China
      Holdings, Ltd...............................   399,600 $   26,160
*   Maanshan Iron & Steel Class H.................   540,000    131,339
    Magic Holdings International, Ltd.............   131,000    104,432
    Maoye International Holdings, Ltd.............   441,000     66,909
#*  Metallurgical Corp. of China, Ltd. Class H....   665,000    117,361
    Microport Scientific Corp.....................    77,000     49,695
    MIE Holdings Corp.............................   306,000     54,130
    MIN XIN Holdings, Ltd.........................    44,000     22,855
*   Mingfa Group International Co., Ltd...........   306,000     80,271
    Minmetals Land, Ltd...........................   347,644     42,597
    Minth Group, Ltd..............................   162,000    317,938
#*  MMG, Ltd......................................   464,000     95,459
*   Nan Hai Corp., Ltd............................ 6,200,000     46,284
    Nature Flooring Holding Co., Ltd..............    19,000      3,082
*   New China Life Insurance Co., Ltd. Class H....    56,000    166,275
#   New World China Land, Ltd.....................   677,189    356,700
    New World Department Store China, Ltd.........   120,000     60,928
*   Newton Resources, Ltd.........................   220,000     20,239
#   Nine Dragons Paper Holdings, Ltd..............   457,000    391,495
*   North Mining Shares Co., Ltd.................. 1,180,000     49,459
    NVC Lighting Holdings, Ltd....................   403,000    104,605
    O-Net Communications Group, Ltd...............    65,000     20,271
    Overseas Chinese Town Asia Holdings, Ltd......    40,000     15,922
    Pacific Online, Ltd...........................    44,000     29,327
#   Parkson Retail Group, Ltd.....................   467,000    142,109
*   PAX Global Technology, Ltd....................    75,000     35,942
#   Phoenix Satellite Television Holdings, Ltd....   170,000     62,018
    PICC Property & Casualty Co., Ltd. Class H....   336,760    455,781
    Ping An Insurance Group Co. of China, Ltd.
      Class H.....................................   146,000  1,179,009
    Poly Property Group Co., Ltd..................   697,111    332,236
    Ports Design, Ltd.............................   104,000     75,071
*   Pou Sheng International Holdings, Ltd.........   364,687     16,478
    Powerlong Real Estate Holdings, Ltd...........   326,000     62,439
    Prince Frog International Holdings, Ltd.......    58,000     18,623
*   Prosperity International Holdings HK, Ltd.....   280,000     10,235
    Qunxing Paper Holdings Co., Ltd...............   124,416     32,339
    Real Nutriceutical Group, Ltd.................   224,000     48,016
    Regent Manner International Holdings, Ltd.....   151,000     24,392
*   Renhe Commercial Holdings Co., Ltd............ 3,372,570    165,623
    Road King Infrastructure, Ltd.................    47,000     43,014
    Samson Holding, Ltd...........................   239,000     34,508
    Sany Heavy Equipment International Holdings
      Co., Ltd....................................   274,000     71,315
*   Semiconductor Manufacturing International
      Corp........................................ 5,259,000    532,959
*   Semiconductor Manufacturing International
      Corp. ADR...................................    19,489     95,886
    Shandong Chenming Paper Holdings, Ltd. Class H 81,500 34,339 Shandong Molong Petroleum Machinery Co., Ltd.
      Class H.....................................    46,400     14,650
    Shandong Weigao Group Medical Polymer Co.,
      Ltd. Class H................................   216,000    254,602
    Shanghai Industrial Holdings, Ltd.............    16,000     53,316
*   Shanghai Industrial Urban Development Group,
      Ltd.........................................   454,000     98,505
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Class H...........................   332,000    101,487
    Shanghai Prime Machinery Co., Ltd. Class H....   118,000     16,241
*   Shanghai Zendai Property, Ltd.................   205,000      3,403
    Shengli Oil & Gas Pipe Holdings, Ltd..........   144,000      8,052

                                     1094

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CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#   Shenguan Holdings Group, Ltd.......................   240,000 $  105,830
    Shenzhen Expressway Co., Ltd. Class H..............   158,000     69,983
    Shenzhen International Holdings, Ltd............... 2,767,500    355,806
    Shenzhen Investment, Ltd...........................   872,471    311,236
    Shenzhou International Group Holdings, Ltd.........    73,000    249,893
    Shimao Property Holdings, Ltd......................   364,356    794,901
*   Shougang Concord International Enterprises Co.,
      Ltd.............................................. 1,232,000     60,924
#   Shougang Fushan Resources Group, Ltd...............   980,000    267,649
    Shui On Land, Ltd.................................. 1,209,021    385,251
*   Shunfeng Photovoltaic International, Ltd...........    26,000     20,503
    Sichuan Expressway Co., Ltd. Class H...............   284,000     78,134
*   Sijia Group Co.....................................    30,000        993
    Silver Grant International.........................   160,000     20,720
*   Sino Oil And Gas Holdings, Ltd..................... 3,375,000     86,961
#   Sino-Ocean Land Holdings, Ltd......................   959,750    518,166
    Sinofert Holdings, Ltd.............................   686,000    100,760
    SinoMedia Holding, Ltd.............................    54,644     37,727
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...   336,000     61,543
    Sinopharm Group Co., Ltd. Class H..................   152,400    427,826
#*  Sinopoly Battery, Ltd..............................   760,000     32,231
    Sinotrans Shipping, Ltd............................   454,173    148,529
    Sinotrans, Ltd. Class H............................   557,000    229,850
    Sinotruk Hong Kong, Ltd............................   220,000    112,655
    SITC International Holdings Co., Ltd...............   225,000     99,045
    Skyworth Digital Holdings, Ltd.....................   585,291    320,068
*   SMI Corp., Ltd.....................................   560,000     18,769
#   SOHO China, Ltd....................................   528,912    420,936
*   Solargiga Energy Holdings, Ltd.....................   265,000     13,311
*   Sparkle Roll Group, Ltd............................   456,000     36,352
    Springland International Holdings, Ltd.............   106,000     49,031
*   SRE Group, Ltd.....................................   886,857     26,778
#   Sun Art Retail Group, Ltd..........................   217,500    284,766
#   Sunac China Holdings, Ltd..........................   468,000    280,423
#   Sunny Optical Technology Group Co., Ltd............   140,000    114,086
    TCC International Holdings, Ltd....................   413,795    206,806
*   TCL Communication Technology Holdings, Ltd.........   155,000    166,746
    TCL Multimedia Technology Holdings, Ltd............   148,000     68,586
*   Tech Pro Technology Development, Ltd...............   130,000     63,331
    Tencent Holdings, Ltd..............................    66,500  4,658,018
    Texhong Textile Group, Ltd.........................    50,000     55,826
    Tian An China Investment...........................    62,000     54,269
    Tian Shan Development Holding, Ltd.................    36,000     12,522
    Tiangong International Co., Ltd....................   344,000     92,920
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................   112,000     51,010
    Tianjin Port Development Holdings, Ltd.............   500,000     71,950
    Tianneng Power International, Ltd..................   200,000     88,611
    Tibet 5100 Water Resources Holdings, Ltd...........    58,000     25,205
    Tingyi Cayman Islands Holding Corp.................   172,000    445,006
    Tomson Group, Ltd..................................    66,969     19,428
*   Tonly Electronics Holdings, Ltd....................    14,800     11,709
    Towngas China Co., Ltd.............................   214,000    249,317
    TPV Technology, Ltd................................   195,412     40,480
    Travelsky Technology, Ltd. Class H.................   220,500    232,150

                                     1095

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                     SHARES     VALUE++
                                                    --------- ------------
CHINA -- (Continued)
    Trigiant Group, Ltd............................    64,000 $     18,168
    Truly International Holdings, Ltd..............   359,140      197,790
#   Uni-President China Holdings, Ltd..............   154,639      140,090
#*  United Energy Group, Ltd.......................   640,000       95,489
#*  VODone, Ltd....................................   765,400      142,689
    Want Want China Holdings, Ltd..................   516,000      694,763
    Wasion Group Holdings, Ltd.....................   172,000      103,744
    Weichai Power Co., Ltd. Class H................   102,280      388,659
    Weiqiao Textile Co. Class H....................   134,500       72,304
    Welling Holding, Ltd...........................   294,800       92,000
    West China Cement, Ltd.........................   784,000       91,836
*   Winsway Coking Coal Holdings, Ltd..............   405,000       21,648
    Wumart Stores, Inc. Class H....................    83,000      106,184
    Xiamen International Port Co., Ltd. Class H....   194,000       25,571
    Xingda International Holdings, Ltd.............   298,000      162,422
#   Xinjiang Goldwind Science & Technology Co.,
      Ltd. Class H.................................   116,800      124,266
#*  Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H......................................   236,000       34,715
    XTEP International Holdings....................   224,500      112,839
*   Yanchang Petroleum International, Ltd.......... 1,280,000       70,023
#   Yanzhou Coal Mining Co., Ltd. Class H..........   330,000      247,071
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR....    20,088      149,455
    Yingde Gases Group Co., Ltd....................   201,500      176,702
    Yip's Chemical Holdings, Ltd...................    88,000       71,850
    Youyuan International Holdings, Ltd............    57,200       15,698
    Yuanda China Holdings, Ltd.....................   334,000       26,277
    Yuexiu Property Co., Ltd....................... 1,730,400      353,627
    Yuexiu Transport Infrastructure, Ltd...........   126,752       62,683
    Yuzhou Properties Co...........................   229,200       50,120
    Zall Development Group, Ltd....................    39,000       11,582
#   Zhaojin Mining Industry Co., Ltd...............   289,500      168,923
    Zhejiang Expressway Co., Ltd. Class H..........   296,000      265,700
    Zhengzhou Coal Mining Machinery Group Co.,
      Ltd. Class H.................................    37,200       22,063
*   Zhong An Real Estate, Ltd......................   245,000       41,868
#   Zhongsheng Group Holdings, Ltd.................   120,000      176,997
    Zhuzhou CSR Times Electric Co., Ltd. Class H...    81,750      252,611
#   Zijin Mining Group Co., Ltd. Class H........... 1,126,000      239,182
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.....................................   318,200      259,239
#*  ZTE Corp. Class H..............................   113,200      234,760
                                                              ------------
TOTAL CHINA........................................            106,298,987
                                                              ------------
COLOMBIA -- (0.6%)
    Almacenes Exito SA.............................    43,134      567,011
    Banco de Bogota SA.............................     4,570      150,525
    Bancolombia SA.................................    21,301      232,460
    Bancolombia SA Sponsored ADR...................    16,933      744,036
    Cementos Argos SA..............................    71,652      296,073
    Constructora Conconcreto SA....................     2,809        1,871
    Ecopetrol SA...................................   105,845      184,816
#   Ecopetrol SA Sponsored ADR.....................    38,708    1,326,136
    Empresa de Energia de Bogota SA ESP............   191,577      126,867
    Empresa de Telecomunicaciones de Bogota........    32,541        6,457
    Grupo Aval Acciones y Valores..................    80,087       45,488
    Grupo de Inversiones Suramericana SA...........     6,730      102,489

                                     1096

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
COLOMBIA -- (Continued)
    Grupo Nutresa SA...................................   4,929 $   57,703
    Interconexion Electrica SA ESP.....................  83,233    306,355
    Isagen SA ESP...................................... 206,869    301,695
    Mineros SA.........................................   5,269      8,220
                                                                ----------
TOTAL COLOMBIA.........................................          4,458,202
                                                                ----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S............................................  30,772    777,841
    Komercni Banka A.S.................................   3,698    802,224
    Pegas Nonwovens SA.................................   3,696    108,698
    Telefonica Czech Republic A.S......................  22,731    330,027
*   Unipetrol A.S......................................  17,641    132,484
                                                                ----------
TOTAL CZECH REPUBLIC...................................          2,151,274
                                                                ----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR.....  67,761    299,530
*   Egyptian Financial Group-Hermes Holding GDR........     926      2,920
*   Global Telecom Holding GDR.........................  63,232    209,583
                                                                ----------
TOTAL EGYPT............................................            512,033
                                                                ----------
GREECE -- (0.5%)
*   Aegean Airlines SA.................................   6,239     60,644
*   Alpha Bank AE...................................... 318,343    288,771
    Athens Water Supply & Sewage Co. SA (The)..........   4,595     47,165
*   Folli Follie SA....................................  11,777    355,205
*   Fourlis Holdings SA................................  16,770     91,663
*   Frigoglass SA......................................   9,710     57,666
*   GEK Terna Holding Real Estate Construction SA......   2,435     10,978
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  20,277    199,755
    Hellenic Petroleum SA..............................  25,805    250,301
*   Hellenic Telecommunications Organization SA........  44,934    656,889
*   JUMBO SA...........................................  10,509    178,700
    Metka SA...........................................   8,745    139,463
    Motor Oil Hellas Corinth Refineries SA.............  17,003    196,043
#   National Bank of Greece SA ADR.....................  46,713    208,807
*   Piraeus Bank SA.................................... 112,076    264,267
    Public Power Corp. SA..............................  32,142    430,587
    Terna Energy SA....................................  11,503     64,523
*   Titan Cement Co. SA................................   6,635    178,293
                                                                ----------
TOTAL GREECE...........................................          3,679,720
                                                                ----------
HUNGARY -- (0.3%)
*   Danubius Hotel and SpA P.L.C.......................   1,000     25,051
*   FHB Mortgage Bank P.L.C............................   6,863     19,552
    Magyar Telekom Telecommunications P.L.C............ 131,598    176,213
    MOL Hungarian Oil and Gas P.L.C....................   7,734    473,339
    OTP Bank P.L.C.....................................  69,941  1,280,127
*   PannErgy...........................................   2,746      3,984
                                                                ----------
TOTAL HUNGARY..........................................          1,978,266
                                                                ----------
INDIA -- (5.7%)
*   3M India, Ltd......................................     173      9,985

                                     1097

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Aban Offshore, Ltd.................................   6,571 $   47,168
    ABB India, Ltd.....................................  10,920    102,291
*   ABG Shipyard, Ltd..................................   2,790     13,160
    ACC, Ltd...........................................  16,466    266,756
    Adani Enterprises, Ltd.............................  65,640    250,324
    Adani Ports and Special Economic Zone, Ltd.........  87,568    203,954
*   Adani Power, Ltd................................... 217,292    113,846
    Aditya Birla Nuvo, Ltd.............................  14,981    263,574
*   Advanta Ltd........................................   4,030      6,485
    Agro Tech Foods, Ltd...............................   1,273     10,124
    AIA Engineering, Ltd...............................   7,091     58,340
    Akzo Nobel India, Ltd..............................   2,710     33,640
    Allahabad Bank.....................................  36,686     46,759
    Alok Industries, Ltd............................... 324,602     35,950
    Amara Raja Batteries, Ltd..........................  18,730     99,460
    Ambuja Cements, Ltd................................ 179,763    459,213
    Amtek Auto, Ltd....................................  25,935     26,790
    Amtek India, Ltd...................................  21,468     19,275
*   Anant Raj, Ltd.....................................  31,479     25,446
    Andhra Bank........................................  43,995     40,421
    Apollo Tyres, Ltd..................................  92,338    166,734
    Arvind, Ltd........................................  58,551    138,859
    Ashok Leyland, Ltd................................. 419,001    110,356
    Asian Hotels East, Ltd.............................   2,150      4,439
    Asian Paints, Ltd..................................  39,262    296,147
    Axis Bank, Ltd.....................................  60,978  1,093,395
    Bajaj Auto, Ltd....................................   9,468    288,157
    Bajaj Corp., Ltd...................................   4,470     15,086
    Bajaj Electricals, Ltd.............................   7,154     23,906
    Bajaj Finance, Ltd.................................     500     12,268
    Bajaj Finserv, Ltd.................................  11,415    123,736
    Bajaj Hindusthan, Ltd..............................  38,120      7,441
    Bajaj Holdings and Investment, Ltd.................   7,107    104,197
    Balkrishna Industries, Ltd.........................   2,912     15,157
    Ballarpur Industries, Ltd..........................  50,572      9,615
    Balmer Lawrie & Co., Ltd...........................   1,321      6,347
    Balrampur Chini Mills, Ltd.........................  46,572     27,687
    Bank of Baroda.....................................  23,606    207,483
    Bank of India......................................  53,683    164,394
    Bank Of Maharashtra................................  21,459     11,930
    Bannari Amman Sugars, Ltd..........................     894     10,356
    BASF India, Ltd....................................   2,566     23,965
    Bata India, Ltd....................................   2,638     40,006
    BEML, Ltd..........................................   2,112      6,411
    Berger Paints India, Ltd...........................  24,846     80,942
    BGR Energy Systems, Ltd............................   7,400     12,399
    Bharat Forge, Ltd..................................  31,776    177,380
    Bharat Petroleum Corp., Ltd........................  42,234    244,497
    Bharti Airtel, Ltd................................. 128,096    642,876
    Bhushan Steel, Ltd.................................  21,056    156,528
    Birla Corp., Ltd...................................   7,647     28,972
    Blue Dart Express, Ltd.............................     482     25,356
    Blue Star, Ltd.....................................   2,815      6,197

                                     1098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Bombay Dyeing & Manufacturing Co., Ltd.............  21,605 $ 19,347
    Bosch, Ltd.........................................   1,258  181,772
    Britannia Industries, Ltd..........................   9,003  127,035
    Cairn India, Ltd................................... 126,288  652,132
    Canara Bank........................................  33,813  119,723
    Carborundum Universal, Ltd.........................  35,694   78,629
    Central Bank Of India..............................  87,768   64,111
    Century Plyboards India, Ltd.......................   6,270    2,413
    Century Textiles & Industries, Ltd.................  17,005   80,381
    CESC, Ltd..........................................  23,993  168,950
    Chambal Fertilizers & Chemicals, Ltd...............  39,240   24,150
*   Chennai Petroleum Corp., Ltd.......................   6,272    6,494
    City Union Bank, Ltd...............................  65,932   51,613
    Clariant Chemicals India, Ltd......................   1,428   13,843
    CMC, Ltd...........................................   2,279   51,233
    Colgate-Palmolive India, Ltd.......................   6,962  145,073
    Container Corp. Of India...........................  14,177  165,227
    Coromandel International, Ltd......................  20,615   65,811
    Corp. Bank.........................................  12,908   51,012
    Crompton Greaves, Ltd..............................  80,947  149,082
    Cummins India, Ltd.................................  14,470  101,341
    Dabur India, Ltd...................................  79,729  219,620
    Dalmia Bharat, Ltd.................................  25,540   69,385
    DB Corp., Ltd......................................   3,444   17,529
*   DB Realty, Ltd.....................................  19,776   16,653
*   DCB Bank, Ltd......................................  48,224   39,123
    DCM Shriram Consolidated...........................  36,958   32,680
*   DEN Networks, Ltd..................................  11,158   26,880
    Dena Bank..........................................  27,020   23,237
*   Dish TV India, Ltd................................. 113,898   87,041
    Divi's Laboratories, Ltd...........................  11,111  233,091
    DLF, Ltd........................................... 120,541  264,843
    eClerx Services, Ltd...............................   2,819   54,529
*   Educomp Solutions, Ltd.............................  11,439    4,316
    Eicher Motors, Ltd.................................   2,160  160,794
    EID Parry India, Ltd...............................  14,037   28,076
    EIH, Ltd...........................................  28,592   25,748
    Emami, Ltd.........................................   8,060   58,408
    Engineers India, Ltd...............................  17,800   41,326
    Entertainment Network India, Ltd...................   2,514   13,699
*   Era Infra Engineering, Ltd.........................  26,022    5,942
    Eros International Media, Ltd......................   7,714   18,034
    Escorts, Ltd.......................................  17,545   34,801
    Ess Dee Aluminium, Ltd.............................   5,402   55,520
*   Essar Oil, Ltd..................................... 118,394   84,754
    Essar Ports, Ltd...................................  25,367   22,404
    Exide Industries, Ltd..............................  77,107  124,390
    FAG Bearings India, Ltd............................   3,749   93,151
    Federal Bank, Ltd.................................. 216,870  274,198
*   Federal-Mogul Goetze India, Ltd....................   2,252    6,755
    Financial Technologies India, Ltd..................   5,623   24,288
    Finolex Cables, Ltd................................   4,219    5,706
    Finolex Industries, Ltd............................   8,962   22,074

                                     1099

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    GAIL India, Ltd....................................  92,452 $  531,574
    Gateway Distriparks, Ltd...........................   8,229     16,461
    Gillette India, Ltd................................   1,390     45,562
*   Gitanjali Gems, Ltd................................  13,227     13,254
    GMR Infrastructure, Ltd............................ 324,311    104,790
    Godrej Consumer Products, Ltd......................  16,155    194,349
    Godrej Industries, Ltd.............................  26,847    116,443
    Godrej Properties, Ltd.............................  11,576     29,942
    Graphite India, Ltd................................   5,828      6,428
    Grasim Industries, Ltd.............................   3,807    155,542
    Gravita India, Ltd.................................   2,707      2,266
    Great Eastern Shipping Co., Ltd. (The).............  13,772     64,129
    Greaves Cotton, Ltd................................  20,113     19,661
    Gruh Finance, Ltd..................................  10,950     45,697
    Gujarat Alkalies & Chemicals, Ltd..................   7,954     25,334
    Gujarat Fluorochemicals, Ltd.......................   5,234     19,715
    Gujarat Mineral Development Corp., Ltd.............  22,860     41,250
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................  14,377     16,526
*   Gujarat NRE Coke, Ltd.............................. 127,013     19,300
*   Gujarat Pipavav Port, Ltd..........................  62,657     62,092
    Gujarat State Fertilisers & Chemicals, Ltd.........  32,118     23,924
    Gujarat State Petronet, Ltd........................  56,483     50,065
*   GVK Power & Infrastructure, Ltd.................... 350,798     50,915
*   Hathway Cable & Datacom, Ltd.......................  14,049     57,543
    Havells India, Ltd.................................  10,422    129,749
*   HCL Infosystems, Ltd...............................  30,430     11,524
    HCL Technologies, Ltd..............................  36,457    850,232
    HDFC Bank, Ltd..................................... 198,696  1,996,380
    HEG, Ltd...........................................   2,331      7,287
*   HeidelbergCement India, Ltd........................  23,375     12,603
    Hero MotoCorp, Ltd.................................   5,914    186,966
*   Hexa Tradex, Ltd...................................   6,867      2,227
    Hexaware Technologies, Ltd.........................  81,422    175,812
*   Himachal Futuristic Communications, Ltd............   7,709      1,100
    Himadri Chemicals & Industries, Ltd................  13,920      3,564
    Hindalco Industries, Ltd........................... 416,317    728,832
*   Hindustan Construction Co., Ltd.................... 110,597     22,797
    Hindustan Petroleum Corp., Ltd.....................  28,016    109,413
    Honeywell Automation India, Ltd....................     639     26,722
*   Housing Development & Infrastructure, Ltd.......... 125,287     85,075
    HT Media, Ltd......................................  22,426     26,492
    ICICI Bank, Ltd....................................   7,251    114,034
    ICICI Bank, Ltd. Sponsored ADR.....................  30,079    967,641
    IDBI Bank, Ltd.....................................  62,148     55,201
    Idea Cellular, Ltd................................. 165,313    376,951
    IDFC, Ltd..........................................  93,711    139,197
    IL&FS Transportation Networks, Ltd.................   6,847     12,762
    India Cements, Ltd.................................  71,086     60,935
    India Infoline, Ltd................................  51,784     52,218
    Indiabulls Housing Finance, Ltd....................  48,033    158,305
    Indian Bank........................................  26,736     42,577
    Indian Hotels Co., Ltd............................. 123,579    115,422
    Indian Oil Corp., Ltd..............................  78,738    308,019

                                     1100

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Indian Overseas Bank...............................  64,284 $   48,177
    Indraprastha Gas, Ltd..............................  19,290     76,515
    IndusInd Bank, Ltd.................................  51,034    312,727
    Info Edge India, Ltd...............................   6,020     47,253
    Infosys, Ltd.......................................  25,190  1,479,648
    Infosys, Ltd. Sponsored ADR........................  31,765  1,860,794
    Infotech Enterprises, Ltd..........................  24,161    136,564
    ING Vysya Bank, Ltd................................  11,641     97,066
    Ingersoll-Rand India, Ltd..........................   1,145      6,735
    IRB Infrastructure Developers, Ltd.................  53,704     66,297
    Jagran Prakashan, Ltd..............................  18,837     26,617
    Jain Irrigation Systems, Ltd....................... 114,510    115,151
    Jaiprakash Associates, Ltd......................... 308,397    198,131
*   Jaiprakash Power Ventures, Ltd..................... 256,079     52,851
    Jammu & Kashmir Bank, Ltd..........................   7,410    163,956
    Jaypee Infratech, Ltd..............................  74,798     22,858
    JBF Industries, Ltd................................   3,221      3,778
*   Jet Airways India, Ltd.............................   5,856     22,052
    Jindal Saw, Ltd....................................  32,581     26,653
*   Jindal Stainless, Ltd..............................   8,727      4,638
    Jindal Steel & Power, Ltd.......................... 102,920    410,301
    JK Cement, Ltd.....................................   3,293      8,816
    JK Lakshmi Cement, Ltd.............................  13,600     14,411
    JM Financial, Ltd..................................  63,370     25,304
    JSW Energy, Ltd.................................... 188,694    133,290
    JSW Steel, Ltd.....................................  35,027    512,063
*   Jubilant Foodworks, Ltd............................   6,794    116,381
    Jyothy Laboratories, Ltd...........................  16,507     56,950
    Kajaria Ceramics, Ltd..............................   4,476     21,968
    Kansai Nerolac Paints, Ltd.........................     826     14,082
    Karnataka Bank, Ltd................................  43,127     66,024
    Karur Vysya Bank, Ltd..............................  10,840     56,271
    Kaveri Seed Co., Ltd...............................   7,635     51,343
    Kesoram Industries, Ltd............................  15,907     15,577
    Kirloskar Industries, Ltd..........................   1,617      6,327
    Kirloskar Oil Engines, Ltd.........................  41,696    106,659
    Kotak Mahindra Bank, Ltd...........................  77,395    809,763
    KPIT Technologies, Ltd.............................  32,244     82,968
    Lakshmi Machine Works, Ltd.........................     596     25,519
    Lakshmi Vilas Bank, Ltd............................  12,640     12,756
*   Lanco Infratech, Ltd............................... 258,577     29,953
    Larsen & Toubro, Ltd...............................  52,619    828,108
    Larsen & Toubro, Ltd. GDR..........................  29,689    463,770
    LIC Housing Finance, Ltd...........................  55,062    172,131
    Maharashtra Seamless, Ltd..........................  10,478     28,025
    Mahindra Holidays & Resorts India, Ltd.............   1,757      6,498
    Mahindra Lifespace Developers, Ltd.................   1,102      6,582
    Maruti Suzuki India, Ltd...........................  17,841    467,453
    McLeod Russel India, Ltd...........................  17,365     71,313
    MindTree, Ltd......................................   5,634    128,206
    MOIL, Ltd..........................................   4,932     17,254
    Monnet Ispat & Energy, Ltd.........................   4,518      6,706
    Monsanto India, Ltd................................     916     13,920

                                     1101

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Motherson Sumi Systems, Ltd........................  48,066 $155,732
    Motilal Oswal Financial Services, Ltd..............   1,571    2,063
    Mphasis, Ltd.......................................  21,769  128,463
    MRF, Ltd...........................................     381  118,416
    National Aluminium Co., Ltd........................  90,419   48,252
    Navneet Education, Ltd.............................  11,667   10,125
    NCC, Ltd...........................................  56,278   22,128
    Nestle India, Ltd..................................   2,571  206,652
    NHPC, Ltd.......................................... 573,450  163,695
    NIIT Technologies, Ltd.............................   9,921   64,280
    Nitin Fire Protection Industries, Ltd..............  12,230   11,352
    NTPC, Ltd.......................................... 154,802  312,279
    Oberoi Realty, Ltd.................................   9,617   31,059
    OMAXE, Ltd.........................................  23,757   46,817
*   Opto Circuits India, Ltd...........................  27,524   14,172
*   Oracle Financial Services Software, Ltd............   4,537  233,168
    Orient Cement Ltd..................................  10,368    5,855
    Oriental Bank of Commerce..........................  23,485   65,941
    Page Industries, Ltd...............................     449   40,818
*   Parsvnath Developers, Ltd..........................  25,750    9,689
    Peninsula Land, Ltd................................  17,769    9,085
    Persistent Systems, Ltd............................   2,627   40,850
    Petronet LNG, Ltd..................................  70,049  122,331
    Phoenix Mills, Ltd.................................   4,470   14,459
    Pidilite Industries, Ltd...........................  30,910  138,221
*   Pipavav Defence & Offshore Engineering Co., Ltd....  43,598   23,682
    Polaris Financial Technology, Ltd..................  18,746   40,537
    Power Grid Corp. of India, Ltd..................... 198,866  303,993
    Prestige Estates Projects, Ltd.....................  23,723   53,119
*   Prism Cement, Ltd..................................  30,789   11,767
    Procter & Gamble Hygiene & Health Care, Ltd........     890   44,416
    PTC India, Ltd.....................................  73,513   64,930
*   Punj Lloyd, Ltd....................................  67,418   30,255
    Punjab National Bank...............................   2,000   17,652
    Rain Industries, Ltd...............................  24,198   14,067
    Rallis India, Ltd..................................  29,193   76,184
    Ramco Cements, Ltd. (The)..........................  20,370   52,463
    Raymond, Ltd.......................................  15,056   65,414
    Redington India, Ltd...............................  41,130   42,993
    REI Agro, Ltd...................................... 150,380   13,718
    Reliance Communications, Ltd....................... 197,305  386,136
    Reliance Infrastructure, Ltd.......................  35,805  212,873
*   Reliance Power, Ltd................................ 241,272  238,853
    Rolta India, Ltd...................................  48,545   49,756
    Ruchi Soya Industries, Ltd.........................  18,765    9,430
    Sadbhav Engineering, Ltd...........................   3,951    5,350
*   Schneider Electric Infrastructure, Ltd.............   7,319    7,524
    Sesa Sterlite, Ltd................................. 221,117  664,182
    Sesa Sterlite, Ltd. ADR............................   4,742   57,288
*   Shipping Corp. of India, Ltd.......................  48,415   28,266
    Shoppers Stop, Ltd.................................   1,807   11,026
    Shree Cement, Ltd..................................   2,106  149,262
    Shree Renuka Sugars, Ltd........................... 152,594   44,938

                                     1102

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
INDIA -- (Continued)
    Shriram Transport Finance Co., Ltd.................  12,944 $  129,939
    Sintex Industries, Ltd.............................  54,687     30,139
    SJVN, Ltd.......................................... 106,096     35,335
    SKF India, Ltd.....................................   3,672     37,565
    Sobha Developers, Ltd..............................  16,355     69,837
    Solar Industries India, Ltd........................     979     14,106
    South Indian Bank, Ltd............................. 167,881     53,880
    SRF, Ltd...........................................   5,322     17,579
*   Star Ferro and Cement, Ltd.........................   6,270      1,542
    State Bank of Bikaner & Jaipur.....................   3,700     17,759
    State Bank of India................................  27,314    665,312
    State Bank of India GDR............................   1,197     57,467
    Steel Authority of India, Ltd...................... 283,761    289,831
    Sterlite Technologies, Ltd.........................  29,094      9,903
    Sun TV Network, Ltd................................  30,825    177,410
    Supreme Industries, Ltd............................   5,709     38,945
*   Suzlon Energy, Ltd................................. 336,172     57,273
    Syndicate Bank.....................................  47,437     64,125
    Tata Chemicals, Ltd................................  30,374    127,600
    Tata Communications, Ltd...........................  10,342     45,533
    Tata Consultancy Services, Ltd.....................  45,272  1,610,772
    Tata Global Beverages, Ltd......................... 123,030    276,133
    Tata Investment Corp., Ltd.........................   5,943     37,078
    Tata Motors, Ltd...................................  77,313    430,693
    Tata Motors, Ltd. Sponsored ADR....................  24,475    681,629
    Tata Power Co., Ltd................................ 214,606    254,874
    Tata Steel, Ltd.................................... 109,735    621,825
*   Tata Teleservices Maharashtra, Ltd................. 103,397     11,880
    Tech Mahindra, Ltd.................................  21,692    620,993
    Techno Electric & Engineering Co., Ltd.............     831      1,576
    Texmaco Rail & Engineering, Ltd....................   5,750      3,966
    Thermax, Ltd.......................................  11,921    120,209
    Timken India, Ltd..................................   2,794      7,266
    Titan Co., Ltd.....................................  46,614    164,086
    Torrent Power, Ltd.................................  32,752     49,911
    Trent, Ltd.........................................   2,317     40,070
    Triveni Turbine, Ltd...............................  33,780     30,183
    TTK Prestige, Ltd..................................     490     25,819
    Tube Investments of India, Ltd.....................  17,531     48,626
*   TV18 Broadcast, Ltd................................ 257,802     83,620
    TVS Motor Co., Ltd.................................  52,589     64,995
    UCO Bank...........................................  60,445     63,978
    Ultratech Cement, Ltd..............................  10,437    285,358
    Union Bank of India................................  47,888     82,888
*   Unitech, Ltd....................................... 512,548    103,324
    United Bank of India...............................  10,576      5,020
    UPL, Ltd...........................................  92,942    280,559
    Usha Martin, Ltd...................................  15,735      7,704
    V-Guard Industries, Ltd............................   1,558     10,707
    Vakrangee, Ltd.....................................  17,996     25,305
    Videocon Industries, Ltd...........................  28,713     76,455
    Vijaya Bank........................................  41,995     24,742
    Voltas, Ltd........................................  37,318     63,250

                                     1103

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDIA -- (Continued)
    WABCO India, Ltd...................................      1,336 $    39,163
    Welspun Corp., Ltd.................................     44,425      41,118
    Wipro, Ltd.........................................    100,689     921,270
    Yes Bank, Ltd......................................     44,408     218,577
    Zee Entertainment Enterprises, Ltd.................    106,032     451,555
*   Zee Learn, Ltd.....................................     18,459       8,153
    Zensar Technologies, Ltd...........................      3,141      19,146
    Zuari Agro Chemicals, Ltd..........................        497       1,088
    Zydus Wellness, Ltd................................      1,930      15,796
                                                                   -----------
TOTAL INDIA............................................             43,580,915
                                                                   -----------
INDONESIA -- (2.7%)
    Ace Hardware Indonesia Tbk PT......................  1,045,000      64,608
    Adaro Energy Tbk PT................................  3,844,000     299,379
    Adhi Karya Persero Tbk PT..........................    548,000      79,896
    Agung Podomoro Land Tbk PT.........................  2,109,500      39,257
    AKR Corporindo Tbk PT..............................    422,500     152,858
    Alam Sutera Realty Tbk PT..........................  5,334,000     222,977
    Aneka Tambang Persero Tbk PT.......................  1,906,500     160,029
    Arwana Citramulia Tbk PT...........................  1,498,000      91,912
    Asahimas Flat Glass Tbk PT.........................      2,000       1,163
    Astra Agro Lestari Tbk PT..........................     95,500     167,482
    Astra Graphia Tbk PT...............................    236,000      33,027
    Astra International Tbk PT.........................  3,490,000   1,836,231
*   Bakrie and Brothers Tbk PT......................... 10,309,000      42,215
*   Bakrie Sumatera Plantations Tbk PT.................  4,126,500      16,842
*   Bakrie Telecom Tbk PT..............................  4,450,000       4,008
*   Bakrieland Development Tbk PT......................  8,497,250      34,779
    Bank Bukopin Tbk PT................................  1,576,000      78,014
    Bank Central Asia Tbk PT...........................  1,606,500   1,303,953
    Bank Danamon Indonesia Tbk PT......................    592,742     211,063
    Bank Mandiri Persero Tbk PT........................  1,844,972   1,308,652
    Bank Negara Indonesia Persero Tbk PT...............  1,984,500     711,635
*   Bank Pan Indonesia Tbk PT..........................  1,444,000      79,029
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................    642,500      48,155
*   Bank Permata Tbk PT................................      7,500         774
    Bank Rakyat Indonesia Persero Tbk PT...............  2,194,500   1,499,678
    Bank Tabungan Negara Persero Tbk PT................  1,822,973     134,073
*   Bank Tabungan Pensiunan Nasional Tbk PT............    413,000     152,821
*   Barito Pacific Tbk PT..............................    711,500      21,495
*   Bayan Resources Tbk PT.............................     13,000       9,304
*   Benakat Integra Tbk PT.............................  4,345,000      38,050
*   Berau Coal Energy Tbk PT...........................    848,500      13,029
*   Berlian Laju Tanker Tbk PT.........................  2,525,666          --
    Bisi International PT..............................    645,500      27,930
*   Borneo Lumbung Energi & Metal Tbk PT...............  1,991,000      25,729
    Bumi Serpong Damai PT..............................  2,649,000     313,649
    BW Plantation Tbk PT...............................  1,110,500     114,055
*   Central Proteinaprima Tbk PT.......................  5,740,500      23,494
    Charoen Pokphand Indonesia Tbk PT..................    979,515     330,420
    Ciputra Development Tbk PT.........................  2,979,500     208,067
    Ciputra Property Tbk PT............................    698,500      38,567
    Ciputra Surya Tbk PT...............................    430,000      60,076

                                     1104

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                        ---------- --------
INDONESIA -- (Continued)
*   Citra Marga Nusaphala Persada Tbk PT...............    603,500 $163,640
*   Darma Henwa Tbk PT.................................  3,026,500   12,394
    Elnusa Tbk PT......................................    107,500    3,575
*   Energi Mega Persada Tbk PT......................... 15,020,500   87,201
*   Erajaya Swasembada Tbk PT..........................    392,500   38,301
*   Exploitasi Energi Indonesia Tbk PT.................  1,976,500   40,872
*   Fajar Surya Wisesa Tbk PT..........................    146,000   21,157
    Gajah Tunggal Tbk PT...............................    725,000  112,193
*   Garuda Indonesia Persero Tbk PT....................    185,500    7,327
    Global Mediacom Tbk PT.............................  2,021,600  305,403
*   Golden Eagle Energy Tbk PT.........................     34,500   16,427
*   Gozco Plantations Tbk PT...........................    531,000    4,377
*   Hanson International Tbk PT........................  1,396,500   68,221
    Harum Energy Tbk PT................................    286,000   55,913
    Hexindo Adiperkasa Tbk PT..........................    121,000   34,082
    Holcim Indonesia Tbk PT............................    490,500   83,575
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............    702,000   73,729
    Indika Energy Tbk PT...............................    589,500   25,920
    Indo Tambangraya Megah Tbk PT......................    105,500  231,746
    Indocement Tunggal Prakarsa Tbk PT.................    283,500  520,560
    Indofood CBP Sukses Makmur Tbk PT..................    167,500  149,765
    Indofood Sukses Makmur Tbk PT......................  1,175,500  671,983
    Indosat Tbk PT.....................................    232,500   80,944
    Indosat Tbk PT ADR.................................      2,476   42,711
*   Inovisi Infracom Tbk PT............................    668,445   67,079
    Intiland Development Tbk PT........................  1,986,500   52,615
    Japfa Comfeed Indonesia Tbk PT.....................  1,682,500  191,689
    Jasa Marga Persero Tbk PT..........................    507,500  214,029
    Kawasan Industri Jababeka Tbk PT...................  7,006,523  117,070
*   Krakatau Steel Persero Tbk PT......................    252,000    9,999
*   Lippo Cikarang Tbk PT..............................    206,500   94,243
    Malindo Feedmill Tbk PT............................    213,000   56,875
    Matahari Putra Prima Tbk PT........................    863,000  141,983
    Mayora Indah Tbk PT................................    121,333  269,512
    Medco Energi Internasional Tbk PT..................    544,000  106,478
    Media Nusantara Citra Tbk PT.......................    863,500  158,522
    Mitra Adiperkasa Tbk PT............................    243,500  109,071
    MNC Investama Tbk PT...............................  8,815,200  216,637
    Modern Internasional Tbk PT........................    312,000   16,366
*   Modernland Realty Tbk PT...........................  2,511,000   79,712
    Multipolar Corp. Tbk PT............................    984,000   33,356
*   Multistrada Arah Sarana Tbk PT.....................     33,500      936
    Nippon Indosari Corpindo Tbk PT....................    392,500   33,965
*   Nusantara Infrastructure Tbk PT....................  4,397,000   94,243
    Pakuwon Jati Tbk PT................................  2,580,600   64,602
*   Panin Financial Tbk PT.............................  5,948,000  108,448
    Panin Insurance Tbk PT.............................    992,000   55,228
    Pembangunan Perumahan Persero Tbk PT...............  1,117,500  123,505
    Perusahaan Gas Negara Persero Tbk PT...............  1,469,500  571,617
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  1,185,000  159,997
*   Polychem Indonesia Tbk PT..........................    312,500    5,163
    Ramayana Lestari Sentosa Tbk PT....................  1,175,000  122,090
    Resource Alam Indonesia Tbk PT.....................    116,500   16,334

                                     1105

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
INDONESIA -- (Continued)
    Salim Ivomas Pratama Tbk PT........................    603,000 $    35,718
*   Samindo Resources Tbk PT...........................     62,250       2,396
    Sampoerna Agro PT..................................    234,500      34,577
    Selamat Sempurna Tbk PT............................    259,500      66,014
    Semen Indonesia Persero Tbk PT.....................    293,000     340,401
*   Sentul City Tbk PT................................. 10,700,500     135,652
    Sinar Mas Agro Resources and Technology Tbk PT.....     36,000      20,863
    Sinar Mas Multiartha Tbk PT........................     16,500       4,453
*   Sugih Energy Tbk PT................................  3,955,000     144,464
    Summarecon Agung Tbk PT............................  3,992,664     312,343
    Surya Citra Media Tbk PT...........................    544,000     118,019
    Surya Semesta Internusa Tbk PT.....................  1,407,000      77,353
*   Suryainti Permata Tbk PT...........................  1,280,000          --
    Tambang Batubara Bukit Asam Persero Tbk PT.........    219,921     166,352
    Telekomunikasi Indonesia Persero Tbk PT............    800,000     148,349
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     25,585     927,968
    Tiga Pilar Sejahtera Food Tbk......................    576,500      73,368
    Timah Persero Tbk PT...............................  1,128,500     118,205
    Total Bangun Persada Tbk PT........................    518,000      28,658
*   Tower Bersama Infrastructure Tbk PT................    255,000     129,411
*   Trada Maritime Tbk PT..............................    946,500     127,688
*   Truba Alam Manunggal Engineering PT................  3,328,000      13,628
    Tunas Baru Lampung Tbk PT..........................    446,000      16,866
    Tunas Ridean Tbk PT................................    238,000      11,749
*   Ultrajaya Milk Industry & Trading Co. Tbk PT.......    203,000      77,432
    United Tractors Tbk PT.............................    415,295     654,315
    Vale Indonesia Tbk PT..............................    820,000     155,320
*   Visi Media Asia Tbk PT.............................     75,000       1,669
    Wijaya Karya Persero Tbk PT........................    633,000     100,637
    XL Axiata Tbk PT...................................    647,000     257,505
                                                                   -----------
TOTAL INDONESIA........................................             20,443,128
                                                                   -----------
MALAYSIA -- (3.9%)
    Aeon Co. M Bhd.....................................     36,300     133,264
    Aeon Credit Service M Bhd..........................      2,160       8,423
    Affin Holdings Bhd.................................    131,900     162,076
    AirAsia BHD........................................    484,100     326,965
    Alam Maritim Resources Bhd.........................     99,300      42,595
    Alliance Financial Group Bhd.......................    341,300     474,515
    AMMB Holdings Bhd..................................    478,375   1,046,480
    Amway Malaysia Hldgs Bhd...........................     16,600      60,402
*   Ann Joo Resources Bhd..............................     94,700      29,948
    APM Automotive Holdings Bhd........................     33,600      59,826
    Axiata Group Bhd...................................    348,550     683,341
    Batu Kawan BHD.....................................     32,100     188,524
    Benalec Holdings BHD...............................    227,000      59,902
    BIMB Holdings Bhd..................................    128,900     165,719
*   Bumi Armada Bhd....................................    245,400     297,013
    Bursa Malaysia Bhd.................................     85,700     199,516
    Cahya Mata Sarawak Bhd.............................     41,600      92,209
    Can-One Bhd........................................     18,800      18,490
    CB Industrial Product Holding Bhd..................     36,140      35,931
    CIMB Group Holdings Bhd............................    963,168   1,992,474

                                     1106

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    Coastal Contracts Bhd..............................  99,600 $114,753
    Cypark Resources Bhd...............................  54,200   34,949
    Daibochi Plastic & Packaging Industry Bhd..........   2,100    2,486
    Daya Materials Bhd................................. 266,500   32,085
    Dayang Enterprise Holdings Bhd.....................  82,350   91,923
    Dialog Group BHD................................... 377,825  367,032
    DiGi.Com Bhd....................................... 362,800  509,000
    DRB-Hicom Bhd...................................... 353,900  285,033
    Dutch Lady Milk Industries BHD.....................   4,900   68,932
    Eastern & Oriental Bhd............................. 365,900  210,606
    Fraser & Neave Holdings Bhd........................   9,100   50,134
    Gamuda Bhd......................................... 471,800  630,019
    Genting Plantations Bhd............................  64,700  199,697
    Globetronics Technology BHD........................  44,200   43,327
    Glomac Bhd......................................... 119,700   39,181
*   Goldis BHD.........................................  10,197    6,077
    Guan Chong Bhd.....................................  21,800    9,612
    GuocoLand Malaysia Bhd.............................  34,800   10,545
    Hai-O Enterprise BHD...............................  39,400   29,817
    HAP Seng Consolidated Bhd.......................... 301,720  247,493
    Hap Seng Plantations Holdings Bhd..................  90,600   73,841
    Hartalega Holdings Bhd.............................  45,000   95,628
*   Ho Wah Genting BHD................................. 145,700    8,452
    Hock Seng LEE BHD..................................  37,600   20,149
    Hong Leong Bank Bhd................................ 119,440  503,509
    Hong Leong Financial Group Bhd.....................  66,600  315,160
    Hong Leong Industries Bhd..........................  54,300   87,560
    Hua Yang Bhd.......................................  96,533   51,834
    HwangDBS Malaysia BHD..............................  30,600   35,027
    IGB Corp. Bhd...................................... 332,490  264,795
    IJM Corp. Bhd...................................... 492,957  872,382
    IJM Land Bhd....................................... 162,400  120,265
    IJM Plantations Bhd................................  65,000   62,287
    Insas Bhd.......................................... 116,213   28,012
    IOI Corp. Bhd...................................... 391,205  488,478
*   IOI Properties Group Sdn Bhd....................... 195,602  157,814
    Iris Corp. Bhd..................................... 268,500   31,589
*   JAKS Resources Bhd................................. 278,400   42,240
    Jaya Tiasa Holdings BHD............................  97,005   65,967
    JCY International Bhd.............................. 338,200   67,062
*   K&N Kenanga Holdings BHD...........................  81,000   13,978
    Keck Seng Malaysia Bhd.............................  45,200   83,129
    Kian JOO CAN Factory BHD........................... 111,400  105,156
    Kim Loong Resources Bhd............................  50,920   39,195
    Kimlun Corp. Bhd...................................  45,400   24,331
*   KNM Group Bhd...................................... 557,487  102,410
*   KSL Holdings BHD...................................  82,500   54,978
    Kuala Lumpur Kepong Bhd............................  62,350  436,600
*   Kulim Malaysia BHD................................. 178,600  170,749
*   Kumpulan Europlus Bhd.............................. 140,600   49,476
    Kumpulan Perangsang Selangor Bhd...................  97,100   48,982
*   Land & General BHD................................. 225,400   29,913
*   Landmarks BHD......................................  59,300   18,234

                                     1107

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                      --------- ----------
MALAYSIA -- (Continued)
    LBS Bina Group Bhd...............................   118,100 $   52,861
    Lingkaran Trans Kota Holdings Bhd................    69,500     82,577
    Lion Industries Corp. Bhd........................   240,400     50,100
    LPI Capital Bhd..................................    10,500     52,013
    Mah Sing Group Bhd...............................   306,779    189,171
    Malayan Banking Bhd..............................   848,196  2,443,692
    Malayan Flour Mills Bhd..........................    50,500     24,302
    Malaysia Airports Holdings Bhd...................   194,150    488,004
    Malaysia Marine and Heavy Engineering Holdings
      Bhd............................................    84,400     91,517
*   Malaysian Airline System Bhd..................... 1,380,870    124,411
    Malaysian Bulk Carriers Bhd......................   177,625    101,872
    Malaysian Pacific Industries Bhd.................    20,363     26,175
    Malaysian Resources Corp. Bhd....................   588,800    267,853
    Maxis Bhd........................................   226,500    471,079
    MBM Resources BHD................................    58,230     58,145
    Media Chinese International, Ltd.................   100,600     28,329
    Media Prima Bhd..................................   307,200    219,415
    Mega First Corp. BHD.............................    46,000     29,981
    MK Land Holdings BHD.............................    31,600      3,714
    MKH BHD..........................................    35,800     32,466
    MMC Corp. Bhd....................................   325,000    271,102
    MNRB Holdings Bhd................................    27,600     29,332
    Mudajaya Group Bhd...............................    93,600     73,175
    Muhibbah Engineering M Bhd.......................   199,200    142,757
*   Mulpha International Bhd.........................   522,100     65,005
    My EG Services Bhd...............................   101,500     80,794
    Naim Holdings Bhd................................    67,300     70,296
    NCB Holdings Bhd.................................     1,300      1,342
    Nestle Malaysia Bhd..............................     6,200    125,227
    NTPM Holdings Bhd................................    50,200     12,463
    Oldtown Bhd......................................    37,125     21,823
    OSK Holdings BHD.................................   161,209     77,695
    Padini Holdings Bhd..............................   121,700     58,283
    Panasonic Manufacturing Malaysia BHD.............    13,100     80,991
    Paramount Corp. Bhd..............................    55,600     25,054
    Parkson Holdings Bhd.............................   163,530    143,208
*   Perdana Petroleum Bhd............................   231,840    114,323
*   Perisai Petroleum Teknologi Bhd..................   268,000    133,413
    Pharmaniaga Bhd..................................    15,400     19,660
    PJ Development Holdings Bhd......................   126,900     52,952
    Pos Malaysia BHD.................................    86,000    143,852
    PPB Group Bhd....................................   134,800    621,432
    Press Metal Bhd..................................    96,100     67,170
    Public Bank Bhd..................................   108,700    621,179
    Puncak Niaga Holding Bhd.........................    86,200     75,752
    QL Resources Bhd.................................    83,100     99,209
    RHB Capital Bhd..................................   233,874    537,072
    Rimbunan Sawit Bhd...............................   239,000     55,291
    Salcon Bhd.......................................   264,800     51,225
*   Sapurakencana Petroleum Bhd......................   741,911    972,031
    Sarawak Oil Palms Bhd............................    24,900     49,087
    Sarawak Plantation Bhd...........................     6,400      4,873
    Scientex BHD.....................................    21,500     32,118

                                     1108

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
*   Scomi Energy Services Bhd..........................   156,300 $    38,839
    Selangor Dredging Bhd..............................   190,000      50,439
    Selangor Properties Bhd............................     2,100       2,967
    Shangri-La Hotels Malaysia Bhd.....................   101,700     211,626
    Shell Refining Co. Federation of Malaya Bhd........    44,800      87,046
    SHL Consolidated BHD...............................    98,500      59,742
    SP Setia Bhd.......................................   106,400      91,380
    Star Publications Malaysia Bhd.....................    80,200      52,357
    Subur Tiasa Holdings Bhd...........................    70,415      41,545
    Sunway Bhd.........................................   258,800     209,428
    Supermax Corp. Bhd.................................   214,550     186,444
    Suria Capital Holdings Bhd.........................    18,100      12,780
    Syarikat Takaful Malaysia Bhd......................    14,400      42,920
*   Symphony Life Bhd..................................    59,865      17,488
    Ta Ann Holdings Bhd................................    39,289      48,191
    TA Enterprise Bhd..................................   412,400      91,647
    TA Global Bhd......................................   264,180      23,235
    TAN Chong Motor Holdings BHD.......................    73,000     124,030
*   Tanjung Offshore Bhd...............................    62,300      10,969
    Tasek Corp. Bhd....................................     2,100       8,814
*   Tebrau Teguh Bhd...................................   100,100      36,429
    Telekom Malaysia Bhd...............................   191,200     314,750
    Tenaga Nasional Bhd................................   389,400   1,372,809
*   TH Heavy Engineering Bhd...........................   200,600      55,037
    TH Plantations Bhd.................................    61,320      33,002
    Tiong NAM Logistics Holdings.......................    55,000      21,545
    Top Glove Corp. Bhd................................   128,300     210,615
    Tropicana Corp. Bhd................................   165,100      60,176
    TSH Resources Bhd..................................    92,600      77,686
    Uchi Technologies Bhd..............................    51,700      21,086
    UEM Sunrise Bhd....................................   534,264     329,515
    UMW Holdings Bhd...................................   134,300     475,430
    Unisem M Bhd.......................................   223,630      62,673
    United Malacca Bhd.................................    20,100      41,527
    United Plantations BHD.............................    21,300     162,627
    UOA Development Bhd................................   187,500     103,568
    VS Industry Bhd....................................    56,245      24,078
    Wah Seong Corp. Bhd................................   142,629      81,886
    WCT Holdings Bhd...................................   289,780     180,143
    Wing Tai Malaysia BHD..............................    13,400       8,792
    WTK Holdings BHD...................................   175,000      64,957
    Yinson Holdings BHD................................    21,000      46,424
    YNH Property Bhd...................................    36,499      19,848
    YTL Corp. Bhd...................................... 1,492,964     685,830
    YTL E-Solutions BHD................................    48,400       8,695
*   YTL Land & Development BHD.........................    61,900      16,632
    YTL Power International Bhd........................   561,573     313,339
    Zhulian Corp. Bhd..................................    41,700      38,842
                                                                  -----------
TOTAL MALAYSIA.........................................            29,676,187
                                                                  -----------
MEXICO -- (5.7%)
#   Alfa S.A.B. de C.V. Class A........................   802,622   2,261,313
    Alpek S.A. de C.V..................................    17,200      34,261

                                     1109

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                      SHARES    VALUE++
                                                     --------- ----------
MEXICO -- (Continued)
#   Alsea S.A.B. de C.V.............................   133,712 $  398,817
    America Movil S.A.B. de C.V. Series L........... 1,841,832  1,963,850
#   America Movil S.A.B. de C.V. Series L ADR.......   133,377  2,835,595
    Arca Continental S.A.B. de C.V..................    62,817    345,273
#*  Axtel S.A.B. de C.V.............................   418,560    170,566
#   Banregio Grupo Financiero S.A.B. de C.V.........    56,722    310,457
*   Bio Pappel S.A.B. de C.V........................    25,132     58,442
    Bolsa Mexicana de Valores S.A.B. de C.V.........   147,570    297,921
#*  Cemex S.A.B. de C.V.............................   681,298    842,071
#*  Cemex S.A.B. de C.V. Sponsored ADR..............   326,379  4,037,309
#   Cia Minera Autlan S.A.B. de C.V. Series B.......    17,200     13,440
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR....     6,085    646,470
#   Compartamos S.A.B. de C.V.......................   129,600    234,024
*   Consorcio ARA S.A.B. de C.V. Series *...........   381,848    150,466
#   Controladora Comercial Mexicana S.A.B. de C.V...   207,918    788,826
*   Corp. GEO S.A.B. de C.V. Series B...............   185,607      3,712
    Corp. Inmobiliaria Vesta S.A.B. de C.V..........    38,207     69,992
    Corp. Moctezuma S.A.B. de C.V. Series *.........    87,200    254,284
#*  Desarrolladora Homex S.A.B. de C.V..............    45,100     12,309
#*  Desarrolladora Homex S.A.B. de C.V. ADR.........     3,666      5,646
    El Puerto de Liverpool S.A.B. de C.V............    34,393    360,646
*   Empresas ICA S.A.B. de C.V......................    78,400    151,419
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR.......    46,729    359,813
*   Financiera Independencia S.A.B. de C.V..........    21,447      7,056
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR.................................    38,039  3,432,639
*   Gruma S.A.B. de C.V. Class B....................   117,718    959,418
#*  Grupo Aeromexico S.A.B. de C.V..................    29,000     42,240
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V...........................................    75,338    233,833
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR...........................................    10,080    546,235
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.......................................    41,886    228,347
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR...........................................     6,569    739,801
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B.......................................    23,000    258,875
#   Grupo Bimbo S.A.B. de C.V. Series A.............   305,753    815,707
    Grupo Carso S.A.B. de C.V. Series A1............   151,853    794,236
#   Grupo Comercial Chedraui S.A. de C.V............   111,096    327,789
    Grupo Elektra S.A.B. de C.V.....................     2,115     64,334
*   Grupo Famsa S.A.B. de C.V. Class A..............   101,246    158,675
    Grupo Financiero Banorte S.A.B. de C.V..........   532,846  3,363,456
    Grupo Financiero Inbursa S.A.B. de C.V..........   410,177  1,022,836
#   Grupo Financiero Santander Mexico S.A.B. de
      C.V. Class B..................................    23,700     52,649
    Grupo Financiero Santander Mexico S.A.B. de
      C.V. Class B ADR..............................    31,784    351,531
    Grupo Herdez S.A.B. de C.V. Series *............    45,119    140,883
#   Grupo KUO S.A.B. de C.V. Series B...............    28,600     59,877
    Grupo Mexico S.A.B. de C.V. Series B............   800,168  2,577,481
*   Grupo Pochteca S.A.B. de C.V....................    23,090     27,261
*   Grupo Simec S.A.B. de C.V. Series B.............    43,971    163,995
*   Grupo Simec S.A.B. de C.V. Sponsored ADR........     1,721     19,086
*   Grupo Sports World S.A.B. de C.V................    16,500     24,675
    Grupo Televisa S.A.B. Series CPO................   208,410  1,210,816
    Grupo Televisa S.A.B. Sponsored ADR.............    56,995  1,656,275
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V..........................   163,400    368,853
    Industrias Bachoco S.A.B. de C.V. ADR...........     1,161     49,203
    Industrias Bachoco S.A.B. de C.V. Series B......     8,451     29,882

                                     1110

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MEXICO -- (Continued)
#*  Industrias CH S.A.B. de C.V. Series B..............    79,412 $   472,054
    Industrias Penoles S.A.B. de C.V...................    22,046     512,907
*   Inmuebles Carso S.A.B. de C.V......................    84,300      83,897
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A....   302,275     776,368
    Megacable Holdings S.A.B. de C.V...................    40,989     147,571
    Mexichem S.A.B. de C.V.............................   340,724   1,181,605
#*  Minera Frisco S.A.B. de C.V........................    88,740     140,004
*   OHL Mexico S.A.B. de C.V...........................   263,671     646,461
#*  Organizacion Soriana S.A.B. de C.V. Class B........   245,520     701,276
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................    64,924     786,428
    TV Azteca S.A.B. de C.V............................   324,269     204,881
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............   102,404       9,020
#   Wal-Mart de Mexico S.A.B. de C.V. Series V.........   641,360   1,534,104
                                                                  -----------
TOTAL MEXICO...........................................            43,531,442
                                                                  -----------
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR.........................     1,200      11,496
    Cia de Minas Buenaventura SAA ADR..................    15,794     195,846
    Credicorp, Ltd.....................................     9,300   1,226,856
                                                                  -----------
TOTAL PERU.............................................             1,434,198
                                                                  -----------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.......................   333,930     382,009
    Aboitiz Power Corp.................................   310,100     244,631
    Alliance Global Group, Inc......................... 1,036,100     617,388
    Atlas Consolidated Mining & Development............   168,700      59,332
    Ayala Corp.........................................    36,411     420,775
    Ayala Land, Inc....................................   635,060     365,755
    Bank of the Philippine Islands.....................   155,686     304,445
    BDO Unibank, Inc...................................   314,616     546,793
*   Belle Corp......................................... 1,243,000     146,956
    Cebu Air, Inc......................................    70,340      76,719
    China Banking Corp.................................    93,797     121,279
    DMCI Holdings, Inc.................................   244,190     320,775
    EEI Corp...........................................   134,000      29,362
*   Empire East Land Holdings, Inc..................... 1,223,000      24,759
    Energy Development Corp............................ 2,267,200     262,588
    Filinvest Land, Inc................................ 4,373,000     126,310
    First Gen Corp.....................................   377,400     130,165
    First Philippine Holdings Corp.....................   110,930     155,840
*   Global-Estate Resorts, Inc......................... 1,019,000      30,139
    Globe Telecom, Inc.................................     9,270     348,538
    JG Summit Holdings, Inc............................   183,400     158,551
    Jollibee Foods Corp................................    78,260     261,757
    Lafarge Republic, Inc..............................   205,362      40,738
*   Lepanto Consolidated Mining........................ 1,552,000      14,231
    Lopez Holdings Corp................................   796,900      75,981
    Macroasia Corp.....................................    79,000       5,210
    Manila Electric Co.................................    27,820     158,670
    Manila Water Co., Inc..............................   228,700     116,259
*   Megawide Construction Corp.........................    96,360      25,509
    Megaworld Corp..................................... 5,589,000     438,826

                                     1111

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
PHILIPPINES -- (Continued)
    Metropolitan Bank & Trust..........................   105,930 $  176,938
    Pepsi-Cola Products Philippines, Inc...............   622,300     59,348
*   Philex Petroleum Corp..............................    10,900      1,972
    Philippine Long Distance Telephone Co. Sponsored
      ADR..............................................     5,606    334,005
*   Philippine National Bank...........................   105,892    197,722
    Philippine Stock Exchange, Inc.....................     5,304     35,112
    Phoenix Petroleum Philippines, Inc.................   136,240     15,666
    RFM Corp...........................................   243,000     28,418
    Rizal Commercial Banking Corp......................   109,654    104,751
    Robinsons Land Corp................................   580,800    254,278
    San Miguel Corp....................................   101,420    124,651
    Security Bank Corp.................................    84,816    211,678
    Semirara Mining Corp...............................    26,950    190,256
    SM Investments Corp................................    43,250    668,987
    SM Prime Holdings, Inc............................. 1,171,512    400,046
*   Top Frontier Investment Holdings, Inc..............    10,142     16,113
    Trans-Asia Oil & Energy Development Corp...........   388,000     16,003
    Union Bank Of Philippines, Inc.....................    59,480    164,343
    Universal Robina Corp..............................   154,980    403,404
    Vista Land & Lifescapes, Inc....................... 1,438,900    164,809
                                                                  ----------
TOTAL PHILIPPINES......................................            9,578,790
                                                                  ----------
POLAND -- (2.2%)
*   Agora SA...........................................    10,877     33,960
*   Alchemia SA........................................    11,709     19,507
    Amica Wronki SA....................................       265      9,495
*   AmRest Holdings SE.................................     2,322     64,949
    Apator SA..........................................     3,816     50,525
    Asseco Poland SA...................................    27,122    395,253
    Bank Handlowy w Warszawie SA.......................    12,500    408,411
*   Bank Millennium SA.................................   153,678    395,010
    Bank Pekao SA......................................    27,385  1,607,556
    Bank Zachodni WBK SA...............................     2,734    342,415
*   Boryszew SA........................................   796,414    133,741
    Budimex SA.........................................     1,536     65,705
    CCC SA.............................................     2,877    108,503
*   CD Projekt Red SA..................................    22,187    128,822
*   Ciech SA...........................................    17,408    170,957
*   Cinema City International NV.......................       439      4,730
*   Cyfrowy Polsat SA..................................    16,170    101,080
*   Echo Investment SA.................................    43,544     87,583
*   Eko Export SA......................................     1,394     17,901
    Elektrobudowa SA...................................        39      1,541
    Emperia Holding SA.................................     3,083     69,389
    Enea SA............................................    27,747    109,999
    Eurocash SA........................................    18,923    245,663
    Fabryki Mebli Forte SA.............................     4,417     59,484
*   Famur SA...........................................    20,638     32,652
    Firma Oponiarska Debica SA.........................     1,289     40,486
    Getin Holding SA...................................   110,019    140,972
*   Getin Noble Bank SA................................   200,708    197,789
    Grupa Azoty SA.....................................     8,770    145,577
    Grupa Kety SA......................................     1,809    123,432

                                     1112

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
POLAND -- (Continued)
*   Grupa Lotos SA.....................................    27,997 $   313,044
*   Hawe SA............................................    30,550      32,673
*   Impexmetal SA......................................    60,302      63,653
*   ING Bank Slaski SA.................................     8,829     334,149
*   Integer.pl SA......................................       273      25,094
*   Inter Cars SA......................................       702      45,400
    Jastrzebska Spolka Weglowa SA......................     8,242     120,542
*   Kernel Holding SA..................................    13,805     166,432
    KGHM Polska Miedz SA...............................    38,673   1,340,479
    Kopex SA...........................................     6,846      29,076
    LPP SA.............................................        85     237,091
    Lubelski Wegiel Bogdanka SA........................    10,866     430,954
    mBank..............................................     4,097     661,680
*   Netia SA...........................................    76,923     118,726
    Neuca SA...........................................       577      50,500
    Orbis SA...........................................     4,959      61,742
    Pelion SA..........................................     2,616      73,340
*   Petrolinvest SA....................................    63,657       6,823
    PGE SA.............................................   248,448   1,298,233
*   Polimex-Mostostal SA...............................    92,257       3,786
*   Polnord SA.........................................     9,480      29,115
*   Polski Koncern Miesny Duda SA......................    75,477      20,121
    Polski Koncern Naftowy Orlen SA....................    96,791   1,188,161
    Polskie Gornictwo Naftowe i Gazownictwo SA.........   229,241     336,683
    Powszechna Kasa Oszczednosci Bank Polski SA........   183,289   2,368,912
    Powszechny Zaklad Ubezpieczen SA...................     5,776     755,010
*   PZ Cormay SA.......................................     4,936      12,032
*   Rafako SA..........................................    13,729      27,642
*   Rovese SA..........................................    47,343      31,160
    Stalprodukt SA.....................................       290      17,869
    Synthos SA.........................................   163,686     262,529
    Tauron Polska Energia SA...........................   242,223     328,186
    Telekomunikacja Polska SA..........................   183,224     610,028
*   Trakcja SA.........................................    70,507      28,783
    TVN SA.............................................    45,571     224,362
*   Vistula Group SA...................................    18,440      10,928
    Warsaw Stock Exchange..............................     7,026      87,256
    Zaklady Chemiczne Police SA........................     3,091      17,060
                                                                  -----------
TOTAL POLAND...........................................            17,082,341
                                                                  -----------
RUSSIA -- (4.2%)
*   Etalon Group, Ltd. GDR.............................    52,967     237,832
    Eurasia Drilling Co., Ltd. GDR.....................    22,712     784,769
    Federal Hydrogenerating Co. JSC ADR................   273,627     426,968
    Gazprom OAO Sponsored ADR.......................... 1,234,042  10,162,373
    Globaltrans Investment P.L.C. GDR..................    15,688     207,883
*   Integra Group Holdings GDR.........................       664      10,555
    Lukoil OAO Sponsored ADR...........................    96,083   5,454,994
*   Magnitogorsk Iron & Steel Works GDR................    32,131      83,888
    Mail.ru Group, Ltd. GDR............................     7,935     296,078
#*  Mechel Sponsored ADR...............................    61,176     118,681
    MMC Norilsk Nickel OJSC ADR........................    66,968   1,017,443
    Novolipetsk Steel OJSC GDR.........................    21,152     304,071

                                     1113

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
RUSSIA -- (Continued)
    Novorossiysk Commercial Sea Port PJSC GDR..........  11,548 $    69,605
    O'Key Group SA GDR.................................   6,334      66,395
    Phosagro OAO GDR...................................   3,421      34,862
*   PIK Group GDR......................................  61,288     118,366
    Rosneft OAO GDR.................................... 218,895   1,497,067
    Rostelecom OJSC Sponsored ADR......................  15,395     287,966
    Sberbank of Russia Sponsored ADR................... 484,465   5,229,891
    Severstal OAO GDR..................................  61,334     495,807
    Tatneft OAO Sponsored ADR..........................  53,691   1,770,805
    TMK OAO GDR........................................   5,575      61,541
    Uralkali OJSC GDR..................................  52,219   1,265,884
    VimpelCom, Ltd. Sponsored ADR......................  77,600     751,944
    VTB Bank OJSC GDR.................................. 398,079   1,008,835
*   X5 Retail Group NV GDR.............................  26,941     453,484
                                                                -----------
TOTAL RUSSIA...........................................          32,217,987
                                                                -----------
SOUTH AFRICA -- (6.6%)
    Adcorp Holdings, Ltd...............................  32,653      91,277
    Advtech, Ltd....................................... 120,102      85,864
    Aeci, Ltd..........................................  53,738     625,302
    Afgri, Ltd.........................................  66,963      40,462
#   African Bank Investments, Ltd...................... 197,540     190,580
    African Oxygen, Ltd................................  36,963      64,927
    African Rainbow Minerals, Ltd......................  43,596     861,657
    Allied Electronics Corp., Ltd......................   1,837       3,848
#*  Anglo American Platinum, Ltd.......................  17,611     703,406
    AngloGold Ashanti, Ltd. Sponsored ADR..............  73,652   1,078,265
*   ArcelorMittal South Africa, Ltd....................  46,079     158,155
    Argent Industrial, Ltd.............................   1,517         693
    Assore, Ltd........................................   7,223     260,982
    Astral Foods, Ltd..................................  14,024     110,149
*   Aveng, Ltd......................................... 191,685     405,987
    AVI, Ltd...........................................  96,963     449,647
    Barclays Africa Group, Ltd.........................  92,396   1,083,584
    Barloworld, Ltd....................................  83,871     789,506
    Bidvest Group, Ltd.................................  74,066   1,656,902
    Blue Label Telecoms, Ltd........................... 103,795      81,805
*   Brait SE...........................................   1,419       6,139
    Business Connexion Group, Ltd......................  65,032      30,367
#   Capitec Bank Holdings, Ltd.........................  13,773     233,667
    Cashbuild, Ltd.....................................   7,956      98,077
    Caxton and CTP Publishers and Printers, Ltd........  26,485      42,985
    City Lodge Hotels, Ltd.............................   9,724     112,124
    Clicks Group, Ltd..................................  72,181     370,448
    Clover Industries, Ltd.............................  29,746      47,559
*   Consolidated Infrastructure Group, Ltd.............     920       1,818
    Coronation Fund Managers, Ltd......................  57,809     415,263
    DataTec, Ltd.......................................  87,311     373,162
    Discovery, Ltd.....................................  77,197     522,098
    Distribution and Warehousing Network, Ltd..........  43,764      36,668
    DRDGOLD, Ltd....................................... 125,402      49,122
    DRDGOLD, Ltd. Sponsored ADR........................   1,600       6,160
    EOH Holdings, Ltd..................................  33,976     240,863

                                     1114

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH AFRICA -- (Continued)
    Eqstra Holdings, Ltd...............................  87,411 $   54,483
*   Evraz Highveld Steel and Vanadium, Ltd.............   5,882      8,879
#   Exxaro Resources, Ltd..............................  34,746    469,054
    Famous Brands, Ltd.................................  12,628    113,857
    FirstRand, Ltd..................................... 615,443  1,730,645
#   Foschini Group, Ltd. (The).........................  64,432    539,733
*   Gijima Group, Ltd..................................      --         --
    Gold Fields, Ltd...................................   8,786     30,455
#   Gold Fields, Ltd. Sponsored ADR.................... 175,611    611,126
    Grindrod, Ltd...................................... 160,936    366,724
    Group Five, Ltd....................................  52,902    188,808
    Growthpoint Properties, Ltd........................  51,916    103,477
    Harmony Gold Mining Co., Ltd.......................  50,878    145,434
    Harmony Gold Mining Co., Ltd. Sponsored ADR........  55,343    159,388
    Holdsport, Ltd.....................................   6,165     22,746
    Hudaco Industries, Ltd.............................  14,315    136,586
*   Hulamin, Ltd.......................................  41,925     24,285
    Iliad Africa, Ltd..................................  37,928     20,301
    Illovo Sugar, Ltd..................................  84,521    204,640
    Impala Platinum Holdings, Ltd...................... 130,985  1,368,365
    Imperial Holdings, Ltd.............................  66,010  1,100,580
    Investec, Ltd......................................  80,057    512,845
    Invicta Holdings, Ltd..............................   3,090     34,165
    JD Group, Ltd......................................  47,159    119,569
    JSE, Ltd...........................................  31,916    238,000
    Kumba Iron Ore, Ltd................................   7,934    322,481
    Lewis Group, Ltd...................................  42,684    230,540
    Liberty Holdings, Ltd..............................  37,887    390,453
    Massmart Holdings, Ltd.............................  19,522    212,867
*   Merafe Resources, Ltd.............................. 213,666     19,217
    Metair Investments, Ltd............................  47,032    183,595
    MMI Holdings, Ltd.................................. 386,069    820,275
    Mondi, Ltd.........................................  30,548    464,266
    Mpact, Ltd.........................................  45,066    101,191
    Mr Price Group, Ltd................................  46,772    579,290
*   Murray & Roberts Holdings, Ltd..................... 161,265    359,973
    Nampak, Ltd........................................ 203,025    636,442
    Naspers, Ltd. Class N..............................  45,744  4,706,024
    Nedbank Group, Ltd.................................  66,450  1,158,149
*   Northam Platinum, Ltd..............................  90,353    338,482
    Oceana Group, Ltd..................................  13,365    100,740
    Omnia Holdings, Ltd................................  21,127    392,206
    Peregrine Holdings, Ltd............................  26,279     38,417
    Petmin, Ltd........................................  40,487      7,168
    Pick n Pay Stores, Ltd.............................  52,919    216,639
    Pinnacle Holdings, Ltd.............................  49,617     95,649
    Pioneer Foods, Ltd.................................  31,128    247,411
    PPC, Ltd........................................... 136,925    367,186
    Premium Properties, Ltd............................  22,528     33,434
    PSG Group, Ltd.....................................  45,699    326,924
    Raubex Group, Ltd..................................  25,981     53,510
*   RCL Foods, Ltd.....................................   6,502      9,460
    Reunert, Ltd.......................................  67,416    388,138

                                     1115

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH AFRICA -- (Continued)
*   Royal Bafokeng Platinum, Ltd.......................   6,162 $    34,752
    Sanlam, Ltd........................................ 489,472   2,105,674
    Santam, Ltd........................................   8,301     132,599
*   Sappi, Ltd.........................................  67,425     208,674
*   Sappi, Ltd. Sponsored ADR.......................... 140,883     422,649
    Sasol, Ltd.........................................  12,915     621,414
    Sasol, Ltd. Sponsored ADR..........................  94,612   4,559,352
*   Sentula Mining, Ltd................................ 109,719       3,278
    Shoprite Holdings, Ltd.............................  76,912     991,288
    Sibanye Gold, Ltd..................................   8,786      12,465
    Sibanye Gold, Ltd. Sponsored ADR...................  48,977     282,597
    Spar Group, Ltd. (The).............................  41,855     451,983
    Spur Corp., Ltd....................................  21,808      61,353
    Standard Bank Group, Ltd........................... 204,910   2,165,388
    Steinhoff International Holdings, Ltd.............. 452,829   1,870,514
*   Super Group, Ltd................................... 132,139     324,264
*   Telkom SA SOC, Ltd.................................  83,359     227,093
    Tiger Brands, Ltd..................................  32,915     789,752
*   Times Media Group, Ltd.............................   8,973      15,697
    Tongaat Hulett, Ltd................................  33,974     370,849
    Trencor, Ltd.......................................  44,589     288,534
    Truworths International, Ltd....................... 112,412     741,476
#   Vodacom Group, Ltd.................................  38,302     405,526
    Wilson Bayly Holmes-Ovcon, Ltd.....................  24,429     322,784
    Woolworths Holdings, Ltd...........................  87,880     480,272
    Zeder Investments, Ltd............................. 148,664      54,692
                                                                -----------
TOTAL SOUTH AFRICA.....................................          50,378,709
                                                                -----------
SOUTH KOREA -- (14.1%)
#*  3S Korea Co., Ltd..................................  14,725      57,426
    Able C&C Co., Ltd..................................   1,590      39,572
*   Actoz Soft Co., Ltd................................   1,239      41,961
*   Advanced Nano Products Co., Ltd....................     279       4,492
#*  Advanced Process Systems Corp......................   3,786      32,618
    Aekyung Petrochemical Co., Ltd.....................     278      14,158
    AfreecaTV Co., Ltd.................................   5,664      57,070
#   Agabang&Company....................................   8,058      37,504
#   Ahnlab, Inc........................................     934      53,686
*   AJ Rent A Car Co., Ltd.............................   3,210      41,906
    AK Holdings, Inc...................................     494      17,975
#*  Aminologics Co., Ltd...............................  21,772      35,930
#   Amorepacific Corp..................................     504     473,737
    AMOREPACIFIC Group.................................     750     329,210
    Anapass, Inc.......................................   4,285      49,458
*   Asia Cement Co., Ltd...............................     501      41,331
    ASIA Holdings Co., Ltd,............................     219      28,317
    Asia Paper Manufacturing Co., Ltd..................   1,940      35,195
*   Asiana Airlines, Inc...............................  33,400     167,163
    AtlasBX Co., Ltd...................................   2,725     103,250
*   AUK Corp...........................................   5,660      11,345
    Autech Corp........................................   6,077      35,054
*   Avaco Co., Ltd.....................................   7,631      26,305
    Baiksan Co., Ltd...................................   4,640      23,055

                                     1116

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
*   Basic House Co., Ltd. (The)........................  4,590 $108,201
#*  BH Co., Ltd........................................  4,076   44,849
#   BHI Co., Ltd.......................................  1,809   24,859
    Binggrae Co., Ltd..................................    955   80,092
    Bioland, Ltd.......................................  2,817   32,829
    Bluecom Co., Ltd...................................    784   10,769
#*  Boryung Medience Co., Ltd..........................  3,718   23,573
    BS Financial Group, Inc............................ 57,150  840,447
    Byucksan Corp......................................  2,510    6,361
*   CammSys Corp....................................... 24,019   49,374
#   Capro Corp......................................... 10,760   55,610
    Cheil Industries, Inc.............................. 12,495  868,784
*   Cheil Worldwide, Inc............................... 15,060  391,509
    Chemtronics Co., Ltd...............................  1,929   32,637
*   Chin Hung International, Inc....................... 18,522   27,255
*   China Great Star International, Ltd................ 13,195   22,434
*   China Ocean Resources Co., Ltd..................... 21,710   63,045
    Chosun Refractories Co., Ltd.......................     53    3,819
    CJ CGV Co., Ltd....................................  2,390  107,355
#   CJ CheilJedang Corp................................  2,196  540,737
*   CJ E&M Corp........................................  6,693  209,381
#*  CJ Korea Express Co., Ltd..........................  1,736  171,996
    CJ O Shopping Co., Ltd.............................    608  227,809
#*  CNK International Co., Ltd.........................  6,947   22,069
*   Com2uSCorp.........................................  1,845   39,415
    Cosmax, Inc........................................  1,960   99,412
#*  Cosmochemical Co., Ltd.............................  2,170   14,047
    Coway Co., Ltd.....................................  8,003  518,618
    Credu Corp.........................................    719   29,734
    Crown Confectionery Co., Ltd.......................    339  104,514
#*  CrucialTec Co., Ltd................................  5,184   52,754
#*  D.I Corp...........................................  7,090   73,529
    Dae Dong Industrial Co., Ltd.......................  1,430    8,367
    Dae Han Flour Mills Co., Ltd.......................    285   38,563
    Dae Won Kang Up Co., Ltd...........................  6,670   42,009
*   Dae Young Packaging Co., Ltd....................... 57,950   39,133
*   Daea TI Co., Ltd................................... 18,837   28,686
    Daechang Co., Ltd.................................. 19,890   18,046
    Daeduck Electronics Co.............................  9,060   65,460
    Daeduck GDS Co., Ltd...............................  6,910  102,854
    Daegu Department Store.............................  1,950   36,221
    Daehan Steel Co., Ltd..............................  5,070   29,331
*   Daekyung Machinery & Engineering Co., Ltd.......... 11,720   17,913
    Daelim Industrial Co., Ltd.........................  9,215  704,939
    Daesang Corp.......................................  4,680  153,357
    Daesang Holdings Co., Ltd..........................  2,390   17,862
    Daewon San Up Co., Ltd.............................  2,908   22,965
#*  Daewoo Engineering & Construction Co., Ltd......... 32,550  206,077
#   Daewoo Securities Co., Ltd......................... 56,981  453,652
#   Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 25,161  800,709
    Daishin Securities Co., Ltd........................ 13,460   95,229
*   Danal Co., Ltd.....................................  2,267   18,844
    Daou Technology, Inc............................... 11,340  165,855

                                     1117

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Dasan Networks, Inc................................  3,142 $   15,784
    Daum Communications Corp...........................  2,449    181,770
#   Dayou Automotive Seat Technology Co., Ltd.......... 27,800     28,175
    DGB Financial Group, Inc........................... 52,330    810,366
*   Digitech Systems Co., Ltd..........................  3,126      9,857
#*  DIO Corp...........................................  4,669     37,919
*   Dong Yang Gang Chul Co., Ltd.......................  5,950     10,317
    Dong-Ah Geological Engineering Co., Ltd............  1,200      9,368
    Dong-Il Corp.......................................     87      4,204
    Dongaone Co., Ltd..................................  8,260     23,746
*   Dongbu HiTek Co., Ltd..............................  7,420     50,631
    Dongbu Insurance Co., Ltd.......................... 10,943    544,893
    Dongbu Securities Co., Ltd......................... 13,140     39,762
*   Dongbu Steel Co., Ltd..............................  6,874     20,739
    Dongjin Semichem Co., Ltd..........................  7,060     24,719
*   Dongkook Industrial Co., Ltd....................... 12,380     26,147
#   Dongkuk Steel Mill Co., Ltd........................ 12,370    139,324
    DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........  5,059     20,777
    Dongsung Holdings Co., Ltd.........................  3,940     21,715
    Dongwon F&B Co., Ltd...............................    759     93,639
    Dongwon Industries Co., Ltd........................    318     86,827
    Dongyang E&P, Inc..................................  1,531     25,386
    Dongyang Mechatronics Corp.........................  7,130     69,136
    Doosan Corp........................................    768     97,501
#*  Doosan Engine Co., Ltd.............................  8,950     67,245
#*  Doosan Engineering & Construction Co., Ltd.........  1,599     24,052
#   Doosan Heavy Industries & Construction Co., Ltd.... 15,725    533,355
*   Doosan Infracore Co., Ltd.......................... 38,780    465,607
#   Dragonfly GF Co., Ltd..............................  2,130     10,634
#*  Duksan Hi-Metal Co., Ltd...........................  2,788     45,852
    DuzonBIzon Co., Ltd................................  4,340     44,080
    e-LITECOM Co., Ltd.................................  2,965     46,639
    E-Mart Co., Ltd....................................  5,887  1,418,967
    E1 Corp............................................    559     34,781
*   Eagon Industries Co., Ltd..........................  3,370     48,111
    Easy Bio, Inc...................................... 12,774     51,339
*   Ecopro Co., Ltd....................................  3,593     21,571
    EG Corp............................................  1,137     20,925
#*  ELK Corp...........................................  9,669     53,422
    EMKOREA Co., Ltd...................................  5,967     40,785
    ENF Technology Co., Ltd............................  2,690     22,795
    Eo Technics Co., Ltd...............................  1,794     76,775
    Eugene Corp........................................  9,086     23,343
*   Eugene Investment & Securities Co., Ltd............  8,900     17,081
    Eugene Technology Co., Ltd.........................  2,235     38,367
    Fila Korea, Ltd....................................  2,627    204,573
*   Finetex EnE, Inc...................................  7,780     19,253
#*  Flexcom, Inc.......................................  1,401     13,596
*   Foosung Co., Ltd...................................  8,920     27,835
    Fursys, Inc........................................  1,797     51,635
*   GameHi Co., Ltd....................................  5,925     37,971
*   Gamevil, Inc.......................................  1,073     44,535
    Gaon Cable Co., Ltd................................    930     18,142

                                     1118

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
#*  GemVax & Kael Co., Ltd.............................  5,464 $   68,687
#*  Genic Co., Ltd.....................................  1,895     30,496
    GIIR, Inc..........................................  2,100     15,823
    Global & Yuasa Battery Co., Ltd....................  1,530     77,300
*   GNCO Co., Ltd...................................... 10,287     11,925
#   Golfzon Co., Ltd...................................  5,120     78,277
#   GS Engineering & Construction Corp................. 14,766    457,508
    GS Global Corp.....................................  7,260     56,119
    GS Holdings........................................ 17,242    817,382
    GS Home Shopping, Inc..............................    334     86,080
    GS retail Co., Ltd.................................  3,260     77,188
    Gwangju Shinsegae Co., Ltd.........................    188     42,425
    Haesung Industrial Co., Ltd........................    574     29,976
    Halla Corp.........................................  4,540     20,664
#   Halla Visteon Climate Control Corp.................  5,430    198,379
    Han Kuk Carbon Co., Ltd............................  9,150     64,294
    Hana Financial Group, Inc.......................... 76,265  2,885,808
*   Hana Micron, Inc...................................  3,605     19,543
    Handsome Co., Ltd..................................  4,990    133,664
    Hanil Cement Co., Ltd..............................  1,489    125,511
    Hanil E-Wha Co., Ltd...............................  5,980     92,385
*   Hanjin Heavy Industries & Construction Co., Ltd.... 18,065    224,244
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  6,254     63,935
*   Hanjin Kal Corp....................................  4,420     96,537
#*  Hanjin Shipping Co., Ltd........................... 36,280    215,360
*   Hanjin Shipping Holdings Co., Ltd..................  3,216     13,455
    Hanjin Transportation Co., Ltd.....................  2,540     60,154
    Hankook Shell Oil Co., Ltd.........................    168     59,409
    Hankook Tire Co., Ltd..............................  8,969    513,427
    Hankook Tire Worldwide Co., Ltd....................  2,050     40,324
*   Hankuk Glass Industries, Inc.......................  1,820     29,026
    Hankuk Paper Manufacturing Co., Ltd................    770     18,556
    Hanmi Semiconductor Co., Ltd.......................  7,550     76,738
    Hansae Co., Ltd....................................  1,860     35,325
    Hansae Yes24 Holdings Co., Ltd.....................  6,460     33,377
    Hansol Chemical Co., Ltd...........................  2,570     65,827
    Hansol CSN......................................... 18,940     52,035
#*  Hansol HomeDeco Co., Ltd........................... 40,610     72,868
    Hansol Paper Co.................................... 11,550    129,423
#*  Hansol Technics Co., Ltd...........................  3,821     78,334
    Hanssem Co., Ltd...................................  2,170    105,463
    Hanwha Chemical Corp............................... 30,286    556,020
    Hanwha Corp........................................ 15,494    521,402
*   Hanwha General Insurance Co., Ltd..................  8,767     41,491
*   Hanwha Investment & Securities Co., Ltd............ 21,144     66,995
    Hanwha Life Insurance Co., Ltd..................... 68,260    465,271
    Hanyang Securities Co., Ltd........................  1,030      5,941
    Heung-A Shipping Co., Ltd.......................... 25,938     32,191
    HMC Investment Securities Co., Ltd.................  7,873     67,205
    Hotel Shilla Co., Ltd..............................  6,980    501,275
    Huchems Fine Chemical Corp.........................  4,764    101,521
    Humax Co., Ltd.....................................  5,231     56,573
    Husteel Co., Ltd...................................  1,240     20,785

                                     1119

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                    SHARES  VALUE++
                                                    ------ ----------
SOUTH KOREA -- (Continued)
    Huvis Corp.....................................  4,180 $   39,727
    Hwa Shin Co., Ltd..............................  4,870     49,387
    Hwacheon Machine Tool Co., Ltd.................     92      4,391
    Hy-Lok Corp....................................  2,027     50,495
    Hyosung Corp...................................  8,777    548,249
*   Hyundai BNG ESteel Co., Ltd....................  2,940     41,196
    Hyundai Corp...................................  3,870    119,566
    Hyundai Department Store Co., Ltd..............  4,248    564,271
#   Hyundai Development Co......................... 20,312    457,973
#*  Hyundai Elevator Co., Ltd......................  1,640     70,839
    Hyundai Engineering & Construction Co., Ltd.... 17,565    949,427
    Hyundai Engineering Plastics Co., Ltd..........  3,250     21,052
    Hyundai Glovis Co., Ltd........................  1,385    292,515
    Hyundai Greenfood Co., Ltd..................... 14,190    238,285
    Hyundai Heavy Industries Co., Ltd..............  6,990  1,444,701
    Hyundai Hy Communications & Networks Co., Ltd.. 12,240     64,380
    Hyundai Marine & Fire Insurance Co., Ltd....... 17,580    504,786
#*  Hyundai Merchant Marine Co., Ltd...............  8,126    109,362
    Hyundai Mobis..................................  9,612  2,752,957
    Hyundai Securities Co., Ltd.................... 43,302    230,762
    Hyundai Steel Co............................... 15,387  1,083,735
    Hyundai Wia Corp...............................  2,605    388,636
    Hyunjin Materials Co., Ltd.....................  3,137     19,567
*   HyVision System, Inc...........................  3,582     34,774
*   ICD Co., Ltd...................................  2,226     22,881
    Iljin Electric Co., Ltd........................  5,910     39,180
#*  Iljin Materials Co., Ltd.......................  5,710     56,126
    Ilshin Spinning Co., Ltd.......................    409     43,791
#   IM Co., Ltd....................................  5,419     18,982
#   iMarketKorea, Inc..............................  4,690    126,882
#   Industrial Bank of Korea....................... 44,560    514,299
#*  Infinitt Healthcare Co., Ltd...................  5,114     35,749
#*  Infopia Co., Ltd...............................  2,026     25,453
#*  Infraware, Inc.................................  5,651     53,812
#*  InkTec Co., Ltd................................  2,097     44,365
    InnoWireless, Inc..............................  1,034     12,116
*   Innox Corp.....................................  2,074     41,810
    Intelligent Digital Integrated Securities Co.,
      Ltd..........................................  1,236     23,143
*   Interflex Co., Ltd.............................  2,561     48,746
#   Interpark Corp................................. 10,479    133,576
    INTOPS Co., Ltd................................  1,868     34,486
    Inzi Controls Co., Ltd.........................  2,210      9,297
    INZI Display Co., Ltd..........................  5,255      7,952
*   IS Dongseo Co., Ltd............................  2,725     41,903
    ISU Chemical Co., Ltd..........................  5,540     63,143
#   IsuPetasys Co., Ltd............................  6,490     35,559
    Jahwa Electronics Co., Ltd.....................  3,470     62,044
*   JB Financial Group Co., Ltd.................... 28,855    185,050
    JCEntertainment Corp...........................  1,638     32,833
*   Jcontentree Corp...............................  3,451     10,506
    Jinsung T.E.C..................................  1,807      9,203
*   Joymax Co., Ltd................................  1,748     36,612
*   Jusung Engineering Co., Ltd....................  8,036     38,459

                                     1120

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   JVM Co., Ltd.......................................  1,013 $   51,200
*   JYP Entertainment Corp.............................  7,076     29,329
    KB Financial Group, Inc............................ 22,120    759,601
*   KB Financial Group, Inc. ADR....................... 48,292  1,620,197
    KC Cottrell Co., Ltd...............................  2,610     22,350
    KC Green Holdings Co., Ltd.........................  5,270     25,778
    KC Tech Co., Ltd................................... 13,940     71,393
    KCC Corp...........................................  1,375    626,215
#   KCP Co., Ltd.......................................  4,411     49,697
*   KEC Corp...........................................  5,232      3,845
#   KEPCO Engineering & Construction Co., Inc..........  2,109    132,693
    KEPCO Plant Service & Engineering Co., Ltd.........  1,694     88,514
    KG Chemical Corp...................................  2,680     42,599
#   Kginicis Co., Ltd..................................  2,590     44,547
#   KGMobilians Co., Ltd...............................  4,423     49,045
#*  KH Vatec Co., Ltd..................................  3,521     82,471
    KISCO Corp.........................................  1,168     29,041
    KISCO Holdings Co., Ltd............................     41      1,545
    KISWIRE, Ltd.......................................  2,396     78,878
    KIWOOM Securities Co., Ltd.........................  4,537    229,865
*   KMW Co., Ltd.......................................  1,483     22,815
*   Koentec Co., Ltd................................... 13,257     26,285
    Koh Young Technology, Inc..........................  1,874     50,776
    Kolao Holdings.....................................  6,230    129,610
    Kolon Corp.........................................  3,520     52,728
#*  Kolon Global Corp.................................. 15,080     42,607
    Kolon Industries, Inc..............................  6,055    283,209
#   KONA I Co., Ltd....................................  2,745     95,579
    Kook Je Electric Korea Co., Ltd....................  1,049     17,467
*   Korea Circuit Co., Ltd.............................  2,750     30,733
    Korea District Heating Corp........................    940     63,094
*   Korea Electric Power Corp.......................... 15,780    514,552
*   Korea Electric Power Corp. Sponsored ADR........... 26,350    429,769
    Korea Electric Terminal Co., Ltd...................  1,640     63,188
    Korea Gas Corp.....................................  6,294    387,847
    Korea Investment Holdings Co., Ltd................. 13,080    478,702
    Korea Kolmar Co., Ltd..............................  2,301     60,706
    Korea Kolmar Holdings Co., Ltd.....................  1,107     14,546
*   Korea Petrochemical Ind Co., Ltd...................  1,671    116,479
    Korea Zinc Co., Ltd................................  2,079    661,910
*   Korean Air Lines Co., Ltd.......................... 10,397    331,053
    Korean Reinsurance Co.............................. 31,694    333,062
    Kortek Corp........................................  2,014     26,954
    KPF................................................  2,698     14,200
    KPX Chemical Co., Ltd..............................    618     37,748
    KT Corp............................................  2,060     59,614
*   KT Corp. Sponsored ADR.............................  6,424     90,900
    KT Skylife Co., Ltd................................  4,200    108,658
*   KTB Investment & Securities Co., Ltd............... 13,480     27,647
    Kukdo Chemical Co., Ltd............................  1,317     63,385
    Kumho Electric Co., Ltd............................  1,900     46,488
#*  Kumho Industrial Co., Ltd..........................  1,984     19,951
    Kumho Petro chemical Co., Ltd......................  2,814    227,695

                                     1121

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
#*  Kumho Tire Co., Inc................................ 14,819 $  189,944
    Kunsul Chemical Industrial Co., Ltd................    950     24,492
#*  Kwang Myung Electric Engineering Co., Ltd.......... 10,100     21,952
    Kyobo Securities Co................................  6,840     29,813
    Kyung Dong Navien Co., Ltd.........................  1,630     29,188
    Kyung-In Synthetic Corp............................  3,940     14,757
#   Kyungbang, Ltd.....................................    283     29,468
    Kyungchang Industrial Co., Ltd.....................  1,876     16,666
    KyungDong City Gas Co., Ltd........................    712     65,183
    Kyungnam Energy Co., Ltd...........................  3,190     18,587
#*  LB Semicon, Inc.................................... 16,693     32,315
    LEENO Industrial, Inc..............................  3,057     76,886
    LG Chem, Ltd.......................................  5,182  1,241,346
*   LG Display Co., Ltd................................ 12,180    284,477
*   LG Display Co., Ltd. ADR........................... 89,687  1,052,029
    LG Fashion Corp....................................  6,894    187,676
    LG Hausys, Ltd.....................................  1,879    272,958
    LG Household & Health Care, Ltd....................  1,019    451,190
*   LG Innotek Co., Ltd................................  3,303    259,614
#   LG International Corp.............................. 11,771    323,697
    LG Uplus Corp...................................... 60,510    619,572
    LIG Insurance Co., Ltd............................. 14,000    409,731
    Livart Furniture Co., Ltd..........................  4,340     53,949
    LMS Co., Ltd.......................................    595     10,059
#   Lock & Lock Co., Ltd...............................  6,250    128,239
#*  Logistics Energy Korea Co., Ltd.................... 15,590     28,572
#   Lotte Chemical Corp................................  4,678    906,079
    Lotte Confectionery Co., Ltd.......................    235    409,456
    Lotte Food Co., Ltd................................    218    159,048
    LOTTE Himart Co., Ltd..............................  2,444    176,049
*   Lotte Non-Life Insurance Co., Ltd..................  9,821     30,725
    Lotte Shopping Co., Ltd............................  3,029  1,071,569
    LS Corp............................................  6,169    481,304
*   Lumens Co., Ltd.................................... 10,144    104,153
    Macquarie Korea Infrastructure Fund................ 88,712    497,045
*   Macrogen, Inc......................................  1,740     49,906
    Maeil Dairy Industry Co., Ltd......................  2,492     98,781
    Mando Corp.........................................  2,610    291,534
#*  Medifron DBT Co., Ltd..............................  5,097     14,140
    MegaStudy Co., Ltd.................................  1,890    148,375
#   Melfas, Inc........................................  4,370     37,303
    Meritz Financial Group Inc.........................  7,690     53,175
    Meritz Fire & Marine Insurance Co., Ltd............ 16,911    236,261
    Meritz Securities Co., Ltd......................... 56,485     93,335
    Mirae Asset Securities Co., Ltd.................... 10,445    346,111
*   Miwon Specialty Chemical Co., Ltd..................     84     28,165
    MK Electron Co., Ltd............................... 12,447     48,447
    MNTech Co., Ltd....................................  4,699     27,128
    Modetour Network, Inc..............................  2,902     62,689
    Moorim P&P Co., Ltd................................ 17,550     82,119
    Motonic Corp.......................................  2,770     29,440
    Namhae Chemical Corp...............................  7,650     53,647
    Naver Corp.........................................  2,509  1,583,065

                                     1122

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    NCSoft Corp........................................  2,473 $  454,608
*   Neowiz Games Corp..................................  6,687    104,768
#   NEPES Corp.........................................  8,540     64,597
    Nexen Corp.........................................  1,633    118,755
    Nexen Tire Corp....................................  7,100     97,211
#*  Nexolon Co., Ltd................................... 33,430     36,402
    NH Investment & Securities Co., Ltd................  6,661     30,623
#*  NHN Entertainment Corp.............................  1,154     81,371
    NICE Holdings Co., Ltd.............................  3,110     40,078
    NK Co., Ltd........................................  2,980      9,504
    Nong Shim Holdings Co., Ltd........................    548     42,738
    NongShim Co., Ltd..................................    950    240,493
#   OCI Co., Ltd.......................................  4,275    749,238
#   OCI Materials Co., Ltd.............................  4,511    127,898
#*  OPTRON-TEC, Inc....................................  5,461     46,867
    Orion Corp/Republic of South Korea.................    596    484,713
#*  Osstem Implant Co., Ltd............................  3,092     78,170
    Ottogi Corp........................................    388    142,816
    Paik Kwang Industrial Co., Ltd.....................  2,509      6,623
#*  Pan Ocean Co., Ltd.................................  1,878      7,493
    Pan-Pacific Co., Ltd...............................  5,510     13,506
#   Partron Co., Ltd...................................  5,786     72,212
    Poongsan Corp......................................  8,280    201,063
    Poongsan Holdings Corp.............................    510     13,881
    Posco M-Tech Co., Ltd..............................  3,488     18,261
*   Posco Plantec Co., Ltd.............................  2,600     14,986
*   Power Logics Co., Ltd..............................  4,300     16,026
*   PSK, Inc...........................................  6,594     63,700
    Pyeong Hwa Automotive Co., Ltd.....................  4,793     93,182
#*  Redrover Co., Ltd..................................  7,376     63,604
    RFsemi Technologies, Inc...........................  3,027     26,780
    S&T Holdings Co., Ltd..............................  1,330     19,096
    S&T Motiv Co., Ltd.................................  3,710     95,475
    S-1 Corp...........................................  2,301    166,932
    S-Energy Co., Ltd..................................  1,324     14,276
    S-MAC Co., Ltd.....................................  2,843     27,329
#   S-Oil Corp.........................................  9,871    626,848
*   Sajo Industries Co., Ltd...........................    435     11,354
    Sam Young Electronics Co., Ltd.....................  1,830     15,999
    Sam Yung Trading Co., Ltd..........................  3,790     63,782
    Samchully Co., Ltd.................................    888    100,539
    SAMHWA Paints Industrial Co., Ltd..................  3,040     32,640
    Samick Musical Instruments Co., Ltd................  9,290     18,157
    Samick THK Co., Ltd................................  4,280     33,717
#   Samkwang Glass.....................................  1,314     58,143
    Samlip General Foods Co., Ltd......................  1,060     59,448
    Samsung C&T Corp................................... 34,349  1,868,032
    Samsung Card Co., Ltd..............................  2,913     94,209
#   Samsung Electro-Mechanics Co., Ltd................. 12,691    783,274
    Samsung Electronics Co., Ltd.......................  7,805  9,242,744
    Samsung Electronics Co., Ltd. GDR.................. 13,909  8,144,514
#   Samsung Engineering Co., Ltd.......................  4,501    299,891
    Samsung Fine Chemicals Co., Ltd....................  6,763    255,307

                                     1123

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CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Samsung Fire & Marine Insurance Co., Ltd...........  7,785 $1,797,063
#   Samsung Heavy Industries Co., Ltd.................. 33,460  1,038,218
    Samsung Life Insurance Co., Ltd....................  9,661    926,876
#   Samsung SDI Co., Ltd...............................  9,548  1,266,847
    Samsung Securities Co., Ltd........................ 17,406    700,714
*   SAMT Co., Ltd......................................  7,876     16,214
    Samyang Foods Co., Ltd.............................  1,700     44,470
    Samyang Holdings Corp..............................  1,286     82,254
    Samyoung Chemical Co., Ltd.........................  6,670     12,588
    Sangbo Corp........................................  3,833     42,931
    SBS Contents Hub Co., Ltd..........................  3,097     44,204
    SBS Media Holdings Co., Ltd........................ 11,740     52,597
#*  SBW................................................ 23,330     14,862
    Seah Besteel Corp..................................  4,538     99,487
    SeAH Holdings Corp.................................    247     21,449
    SeAH Steel Corp....................................  1,225     93,242
    Sebang Co., Ltd....................................  3,040     54,002
    Sejong Industrial Co., Ltd.........................  3,320     50,286
    Sempio Foods Co....................................    710     16,160
*   Seobu T&D..........................................  3,680     66,673
#   Seohan Co., Ltd.................................... 34,466     53,612
#*  Seohee Construction Co., Ltd....................... 48,053     27,786
    Seoul Semiconductor Co., Ltd.......................  5,363    228,774
    SEOWONINTECH Co., Ltd..............................  1,164     14,888
*   Sewon Cellontech Co., Ltd..........................  9,450     22,274
#   SEWOONMEDICAL Co., Ltd............................. 10,144     43,128
    SFA Engineering Corp...............................  1,254     52,773
*   SG Corp............................................ 77,870     43,849
#*  SH Energy & Chemical Co., Ltd...................... 56,460     37,621
#*  Shine Co., Ltd.....................................  1,528     13,509
    Shinhan Financial Group Co., Ltd................... 40,730  1,718,825
*   Shinhan Financial Group Co., Ltd. ADR.............. 27,601  1,142,405
    Shinsegae Co., Ltd.................................  2,555    545,528
    Shinsegae Information & Communication Co., Ltd.....    372     27,622
#   Shinsegae International Co., Ltd...................    935     72,617
#*  Shinsung Solar Energy Co., Ltd..................... 31,936     34,010
#*  Signetics Corp..................................... 12,318     25,239
    SIGONG TECH Co., Ltd...............................  6,507     19,077
    Silicon Works Co., Ltd.............................  3,521     74,682
    Silla Co., Ltd.....................................  3,715     85,674
#   Simm Tech Co., Ltd.................................  8,465     48,655
    SIMPAC, Inc........................................  8,170     53,867
    SJM Co., Ltd.......................................  3,600     33,753
*   SK Broadband Co., Ltd.............................. 48,635    213,597
    SK C&C Co., Ltd....................................  3,155    364,584
    SK Chemicals Co., Ltd..............................  5,244    284,741
#*  SK Communications Co., Ltd.........................  4,426     28,827
    SK Gas, Ltd........................................  1,667    112,364
    SK Holdings Co., Ltd...............................  7,014  1,167,989
*   SK Hynix, Inc...................................... 52,400  1,825,822
    SK Innovation Co., Ltd............................. 16,616  1,944,574
    SK Networks Co., Ltd............................... 46,730    365,741
*   SK Securities Co., Ltd............................. 86,150     57,087

                                     1124

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CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd................................    915 $184,359
    SK Telecom Co., Ltd. ADR...........................  6,201  136,050
    SKC Co., Ltd.......................................  7,148  204,626
    SL Corp............................................  4,230   67,793
#*  SM Culture & Contents Co., Ltd..................... 16,971   42,598
*   SM Entertainment Co................................  2,423  103,023
    Songwon Industrial Co., Ltd........................  6,210   54,735
    Soulbrain Co., Ltd.................................  1,669   63,715
*   Ssangyong Cement Industrial Co., Ltd...............  8,500   60,081
    Steel Flower Co., Ltd..............................  2,781   13,490
*   STS Semiconductor & Telecommunications.............  7,313   25,381
#   STX Corp. Co., Ltd................................. 10,486   16,102
#*  STX Engine Co., Ltd................................  9,310   33,271
*   STX Offshore & Shipbuilding Co., Ltd...............  8,009   39,544
    Suheung Capsule Co., Ltd...........................  2,170   72,408
    Sun Kwang Co., Ltd.................................  2,221   36,381
    Sung Kwang Bend Co., Ltd...........................  3,513   74,467
*   Sungchang Enterprise Holdings, Ltd.................  1,980   32,129
*   Sungshin Cement Co., Ltd...........................  5,300   34,698
    Sungwoo Hitech Co., Ltd............................  8,250  117,999
    Sunjin Co., Ltd....................................    860   21,179
#*  Suprema, Inc.......................................  2,939   69,686
#*  Synopex, Inc....................................... 28,253   42,467
    Taekwang Industrial Co., Ltd.......................    139  181,955
#*  Taesan LCD Co., Ltd................................  1,533    3,788
*   Taewoong Co., Ltd..................................  3,162   77,423
    Taeyoung Engineering & Construction Co., Ltd....... 11,590   58,459
#*  Taihan Electric Wire Co., Ltd...................... 28,582   54,840
    Tailim Packaging Industrial Co., Ltd............... 15,780   28,925
*   Tera Resource Co., Ltd............................. 52,415    2,493
*   TK Chemical Corp................................... 11,625   19,978
    Tongyang Life Insurance............................ 14,620  148,005
*   Top Engineering Co., Ltd...........................  2,531    9,786
*   Toptec Co., Ltd....................................  2,868   33,839
    Tovis Co., Ltd.....................................  2,828   14,407
    TS Corp............................................    730   18,965
    Ubiquoss, Inc......................................  4,502   35,476
*   Ubivelox, Inc......................................  1,255   19,581
    Uju Electronics Co., Ltd...........................  1,329   19,929
    Unid Co., Ltd......................................    817   45,387
*   Uniquest Corp......................................  1,110   15,151
#*  Unison Co., Ltd....................................  4,587   10,830
    Value Added Technologies Co., Ltd..................  1,002   11,963
    Vieworks Co., Ltd..................................  3,242   74,814
#   Visang Education, Inc..............................  4,557   49,622
*   Webzen, Inc........................................  5,851   35,391
*   WeMade Entertainment Co., Ltd......................  1,116   43,650
#*  WillBes & Co. (The)................................ 17,650   16,259
#*  WiSoL Co., Ltd.....................................  5,552   50,343
    Woojeon & Handan Co., Ltd..........................  2,128   14,485
*   Woongjin Chemical Co., Ltd.........................  7,709   77,091
*   Woongjin Energy Co., Ltd........................... 14,020   28,570
*   Woongjin Thinkbig Co., Ltd.........................  6,512   41,882

                                     1125

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SOUTH KOREA -- (Continued)
    Wooree ETI Co., Ltd................................   7,385 $     17,763
    Woori Finance Holdings Co., Ltd....................  89,470    1,023,552
*   Woori Finance Holdings Co., Ltd. ADR...............   3,612      122,555
    Woori Financial Co., Ltd...........................   3,307       63,791
    Woori Investment & Securities Co., Ltd.............  46,648      393,640
#   WooSung Feed Co., Ltd..............................  11,550       32,305
    Y G-1 Co., Ltd.....................................   5,966       51,180
    YESCO Co., Ltd.....................................     510       17,194
#   YG Entertainment, Inc..............................     938       52,178
    Yoosung Enterprise Co., Ltd........................   4,210       16,012
    Youlchon Chemical Co., Ltd.........................   3,560       39,504
    Young Heung Iron & Steel Co., Ltd..................  13,310       23,292
    Young Poong Corp...................................     154      174,846
    Young Poong Precision Corp.........................   2,175       19,341
    Youngone Corp......................................   4,214      151,574
    Youngone Holdings Co., Ltd.........................   1,427       96,109
                                                                ------------
TOTAL SOUTH KOREA......................................          107,201,465
                                                                ------------
TAIWAN -- (14.5%)
    A-DATA Technology Co., Ltd.........................  62,000      139,340
    Ability Enterprise Co., Ltd........................ 116,892       74,214
    AcBel Polytech, Inc................................  87,685       90,922
    Accton Technology Corp............................. 199,858      107,975
#*  Acer, Inc.......................................... 820,270      484,471
    ACES Electronic Co., Ltd...........................  27,000       23,350
    ACHEM TECHNOLOGY Corp..............................  61,526       40,794
    Acter Co., Ltd.....................................  13,000       51,454
*   Action Electronics Co., Ltd........................  45,408        9,635
    Actron Technology Corp.............................  13,000       45,891
#   Adlink Technology, Inc.............................  23,805       36,928
    Advanced Ceramic X Corp............................  12,000       54,923
    Advanced International Multitech Co., Ltd..........  42,000       44,155
    Advanced Semiconductor Engineering, Inc............ 292,774      268,262
#   Advanced Semiconductor Engineering, Inc. ADR....... 193,232      873,409
    Advancetek Enterprise Co., Ltd.....................  29,580       35,490
    Advantech Co., Ltd.................................  42,345      264,416
*   AGV Products Corp.................................. 232,914       69,241
#   AimCore Technology Co., Ltd........................  25,846       30,666
    Airtac International Group.........................  14,000      126,307
    Alcor Micro Corp...................................  17,000       19,200
    ALI Corp........................................... 102,000      103,959
    Alpha Networks, Inc................................ 110,000       89,370
#   Altek Corp......................................... 168,182      158,375
    AMPOC Far-East Co., Ltd............................  31,000       24,558
    AmTRAN Technology Co., Ltd......................... 286,907      185,001
    Anpec Electronics Corp.............................  47,000       35,563
    Apacer Technology, Inc.............................  47,846       44,527
    APCB, Inc..........................................  39,000       24,787
    Apex Biotechnology Corp............................  19,477       43,113
    Apex International Co., Ltd........................  41,000       53,834
    Apex Medical Corp..................................  21,000       22,029
    Apex Science & Engineering.........................  22,000       13,235
    Arcadyan Technology Corp...........................   4,445        7,629

                                     1126

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Ardentec Corp......................................   123,220 $  101,350
*   Arima Communications Corp..........................   106,087     48,835
    Asia Cement Corp...................................   469,389    575,705
*   Asia Optical Co., Inc..............................    96,000    100,276
    Asia Plastic Recycling Holding, Ltd................    22,800     66,859
    Asia Polymer Corp..................................   147,200    125,167
    Asia Vital Components Co., Ltd.....................    76,278     49,600
    ASROCK, Inc........................................     8,000     30,381
    Asustek Computer, Inc..............................   138,996  1,275,229
    Aten International Co., Ltd........................    23,000     67,682
*   AU Optronics Corp.................................. 1,237,000    359,490
*   AU Optronics Corp. Sponsored ADR...................   123,555    341,012
    Audix Corp.........................................    23,000     23,553
    Aurora Corp........................................    19,693     39,402
    AV Tech Corp.......................................    10,000     27,761
    Avermedia Technologies.............................    55,690     24,586
*   Avision, Inc.......................................    64,693     21,118
    AVY Precision Technology, Inc......................    10,000     15,382
    Awea Mechantronic Co., Ltd.........................    12,600     17,169
    Bank of Kaohsiung..................................   131,704     41,178
    Basso Industry Corp................................    43,000     42,475
*   BenQ Materials Corp................................    49,000     59,177
    BES Engineering Corp...............................   502,000    141,967
    Bin Chuan Enterprise Co., Ltd......................    15,641     11,015
    Biostar Microtech International Corp...............    73,000     33,991
    Boardtek Electronics Corp..........................     6,000      6,891
*   Bright Led Electronics Corp........................    23,100     13,767
    C Sun Manufacturing, Ltd...........................    29,000     19,374
    Capella Microsystems Taiwan, Inc...................    10,773     38,182
    Capital Securities Corp............................   590,731    229,444
    Career Technology MFG. Co., Ltd....................    92,000     96,127
    Carnival Industrial Corp...........................    65,000     18,151
#   Catcher Technology Co., Ltd........................   117,509    779,458
    Cathay Financial Holding Co., Ltd.................. 1,186,834  1,784,765
    Cathay Real Estate Development Co., Ltd............   316,000    188,803
    ChainQui Construction Development Co., Ltd.........    22,000     17,892
*   Champion Building Materials Co., Ltd...............    99,000     40,760
    Chang Hwa Commercial Bank.......................... 1,205,410    712,824
    Chang Wah Electromaterials, Inc....................    11,249     31,061
    Charoen Pokphand Enterprise........................    72,000     37,456
    Chaun-Choung Technology Corp.......................    18,000     60,546
#   CHC Resources Corp.................................    12,618     28,245
    Chen Full International Co., Ltd...................     7,000      5,782
    Chenbro Micom Co., Ltd.............................    10,000     11,159
    Cheng Loong Corp...................................   337,480    158,495
    Cheng Shin Rubber Industry Co., Ltd................   207,808    526,878
    Cheng Uei Precision Industry Co., Ltd..............   116,159    246,319
*   Chenming Mold Industry Corp........................    41,000     29,829
    Chia Chang Co., Ltd................................    39,000     49,160
*   Chia Hsin Cement Corp..............................    27,629     14,120
    Chicony Electronics Co., Ltd.......................    95,221    243,033
    Chien Kuo Construction Co., Ltd....................   138,675     63,216
    Chilisin Electronics Corp..........................    30,360     27,085

                                     1127

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES    VALUE++
                                                      --------- ----------
TAIWAN -- (Continued)
    Chime Ball Technology Co., Ltd...................     9,000 $   20,238
    Chimei Materials Technology Corp.................    51,000     67,169
    Chin-Poon Industrial Co., Ltd....................   134,113    221,748
*   China Airlines, Ltd..............................   930,062    327,157
    China Development Financial Holding Corp......... 3,382,087    983,972
    China Ecotek Corp................................    10,000     24,764
#   China Electric Manufacturing Corp................   103,000     45,885
    China General Plastics Corp......................   164,300     86,129
    China Glaze Co., Ltd.............................    25,000     13,475
    China Life Insurance Co., Ltd....................   700,746    667,818
*   China Man-Made Fiber Corp........................   385,000    155,186
    China Metal Products.............................   101,167    123,592
    China Motor Corp.................................   222,035    205,889
    China Petrochemical Development Corp.............   679,092    299,612
    China Steel Chemical Corp........................    21,227    117,676
#   China Steel Corp................................. 1,790,942  1,538,441
    China Steel Structure Co., Ltd...................    36,000     39,990
    China Synthetic Rubber Corp......................   186,735    172,078
*   China Wire & Cable Co., Ltd......................    27,000     12,000
    Chinese Maritime Transport, Ltd..................    33,000     42,078
#   Chipbond Technology Corp.........................   129,000    196,669
    Chong Hong Construction Co.......................    30,888     83,062
    Chroma ATE, Inc..................................    69,466    149,258
*   Chun YU Works & Co., Ltd.........................    60,000     22,416
    Chun Yuan Steel..................................   114,999     43,249
    Chung Hsin Electric & Machinery Manufacturing
      Corp...........................................   141,000     93,321
*   Chung Hung Steel Corp............................   244,889     69,050
#*  Chung Hwa Pulp Corp..............................   228,680     69,526
    Chunghwa Telecom Co., Ltd........................    75,800    227,218
#   Chunghwa Telecom Co., Ltd. ADR...................    34,215  1,005,921
*   Chyang Sheng Dyeing & Finishing Co., Ltd.........    53,000     28,617
    Cleanaway Co., Ltd...............................     9,000     55,056
    Clevo Co.........................................   107,869    222,288
*   CMC Magnetics Corp...............................   970,000    154,858
    CoAsia Microelectronics Corp.....................    63,000     31,936
    Collins Co., Ltd.................................    47,770     17,136
    Compal Electronics, Inc.......................... 1,291,086    959,794
    Compeq Manufacturing Co., Ltd....................   378,000    210,152
*   Concord Securities Corp..........................    74,000     21,143
    Continental Holdings Corp........................   125,000     44,758
    Coretronic Corp..................................   212,000    196,384
*   Cosmo Electronics Corp...........................    11,000     13,024
*   Cosmos Bank Taiwan...............................   102,460     53,927
    Coxon Precise Industrial Co., Ltd................    35,000     54,972
#*  Crystalwise Technology, Inc......................    52,000     54,804
    CSBC Corp. Taiwan................................   168,440    108,354
    CTBC Financial Holding Co., Ltd.................. 2,599,268  1,711,058
    CTCI Corp........................................   119,555    162,592
    CviLux Corp......................................    39,329     47,778
    Cyberlink Corp...................................    23,356     66,219
    CyberPower Systems, Inc..........................     9,000     20,632
    CyberTAN Technology, Inc.........................    89,576     93,518
#   D-Link Corp......................................   257,329    162,917

                                     1128

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    DA CIN Construction Co., Ltd.......................    41,000 $ 36,627
*   Da-Li Construction Co., Ltd........................    20,544   23,138
    Dafeng TV, Ltd.....................................     9,130   15,785
    Darfon Electronics Corp............................    75,000   50,058
    Daxin Materials Corp...............................     9,000   18,654
    Delpha Construction Co., Ltd.......................    60,639   23,497
    Delta Electronics, Inc.............................   177,521  971,545
    Depo Auto Parts Ind Co., Ltd.......................    30,000  113,504
    DFI, Inc...........................................    46,460   53,161
    Dimerco Express Corp...............................    34,000   22,227
    DYNACOLOR, Inc.....................................    16,000   37,411
*   Dynamic Electronics Co., Ltd.......................   146,006   52,757
    Dynapack International Technology Corp.............    38,000  102,522
#*  E Ink Holdings, Inc................................   320,000  170,778
    E-Lead Electronic Co., Ltd.........................     7,000   13,973
#   E-LIFE MALL Corp...................................    30,000   61,816
*   E-Ton Solar Tech Co., Ltd..........................    84,032   48,158
    E.Sun Financial Holding Co., Ltd................... 1,316,105  815,939
*   Eastern Media International Corp...................   129,406   61,443
    Eclat Textile Co., Ltd.............................    23,439  256,187
    Edimax Technology Co., Ltd.........................    49,044   20,508
    Edison Opto Corp...................................    22,000   26,347
    eGalax_eMPIA Technology, Inc.......................    27,125   79,885
    Elan Microelectronics Corp.........................    94,370  163,000
    Elite Advanced Laser Corp..........................    22,000   53,949
    Elite Material Co., Ltd............................    73,909   63,411
    Elite Semiconductor Memory Technology, Inc.........    76,000   89,333
    Elitegroup Computer Systems Co., Ltd...............   181,525  106,860
    eMemory Technology, Inc............................    23,000   70,945
    ENG Electric Co., Ltd..............................    53,000   46,052
    EnTie Commercial Bank..............................   189,500   92,012
*   Episil Technologies, Inc...........................   116,000   38,175
#   Epistar Corp.......................................   270,433  600,966
    Eternal Chemical Co., Ltd..........................   210,721  196,916
*   Etron Technology, Inc..............................   183,000   80,304
*   Eva Airways Corp...................................   467,533  248,746
*   Everest Textile Co., Ltd...........................    63,000   20,819
    Evergreen International Storage &
       Transport Corp..................................   184,000  123,718
*   Evergreen Marine Corp. Taiwan, Ltd.................   527,799  309,576
#   Everlight Electronics Co., Ltd.....................   106,149  252,329
#*  Everspring Industry Co., Ltd.......................    95,000   71,166
    Excelsior Medical Co., Ltd.........................    44,800   82,995
    Far Eastern Department Stores, Ltd.................   269,971  245,451
#   Far Eastern International Bank.....................   475,287  185,284
    Far Eastern New Century Corp.......................   633,700  653,450
    Far EasTone Telecommunications Co., Ltd............   255,000  500,964
    Faraday Technology Corp............................   115,738  145,293
*   Farglory F T Z Investment Holding Co., Ltd.........    24,000   20,025
    Farglory Land Development Co., Ltd.................    87,442  140,044
    Federal Corp.......................................   175,800  132,232
    Feedback Technology Corp...........................     7,000   12,576
    Feng Hsin Iron & Steel Co..........................   110,550  189,157
    Feng TAY Enterprise Co., Ltd.......................    65,559  147,525

                                     1129

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Firich Enterprises Co., Ltd........................    27,813 $  111,320
*   First Copper Technology Co., Ltd...................    36,000     12,471
    First Financial Holding Co., Ltd................... 1,845,782  1,103,469
    First Hotel........................................    62,684     40,490
#   First Insurance Co., Ltd...........................    93,606     62,019
    First Steamship Co., Ltd...........................   109,595     67,662
#   FLEXium Interconnect, Inc..........................    56,283    169,365
    Flytech Technology Co., Ltd........................    35,838    120,689
    Forhouse Corp......................................   140,000     53,081
    Formosa Advanced Technologies Co., Ltd.............    28,000     16,085
    Formosa Chemicals & Fibre Corp.....................   463,378  1,213,702
*   Formosa Epitaxy, Inc...............................   146,000     87,187
    Formosa International Hotels Corp..................     5,814     64,163
    Formosa Optical Technology Co., Ltd................     7,000     23,565
#   Formosa Petrochemical Corp.........................   113,000    284,933
    Formosa Plastics Corp..............................   436,134  1,120,055
    Formosa Taffeta Co., Ltd...........................   237,000    250,486
    Formosan Rubber Group, Inc.........................   182,000    166,944
    Formosan Union Chemical............................    95,266     45,612
    Founding Construction & Development Co., Ltd.......    61,149     38,565
#   Foxconn Technology Co., Ltd........................   203,132    456,317
    Foxlink Image Technology Co., Ltd..................    63,000     42,114
*   Froch Enterprise Co., Ltd..........................    54,000     17,017
    FSP Technology, Inc................................    57,349     56,977
    Fubon Financial Holding Co., Ltd...................   879,896  1,241,320
    Fullerton Technology Co., Ltd......................    15,000     13,252
*   Fulltech Fiber Glass Corp..........................    61,544     23,370
    Fwusow Industry Co., Ltd...........................    30,887     14,878
    G Shank Enterprise Co., Ltd........................    46,000     34,701
    G Tech Optoelectronics Corp........................    69,000     87,279
*   Gamania Digital Entertainment Co., Ltd.............    43,000     39,281
    Gemtek Technology Corp.............................   107,574    105,167
#*  Genesis Photonics, Inc.............................   113,267     58,793
#   Genius Electronic Optical Co., Ltd.................    23,071     70,428
    GeoVision, Inc.....................................     8,720     50,997
    Getac Technology Corp..............................   197,000     97,410
    Giant Manufacturing Co., Ltd.......................    39,287    248,086
*   Giantplus Technology Co., Ltd......................    57,000     17,150
    Giga Solar Materials Corp..........................     6,900    115,752
    Giga Solution Tech Co., Ltd........................    26,000     14,552
    Gigabyte Technology Co., Ltd.......................   161,000    212,472
*   Gigastorage Corp...................................    75,213     86,603
*   Gintech Energy Corp................................   126,703    128,756
*   Global Brands Manufacture, Ltd.....................   101,666     36,562
    Global Lighting Technologies, Inc..................    14,000     15,226
    Global Mixed Mode Technology, Inc..................    29,000     81,180
    Global Unichip Corp................................    19,000     46,899
*   Globe Union Industrial Corp........................    53,552     35,338
    Gloria Material Technology Corp....................   166,950    123,186
*   Gold Circuit Electronics, Ltd......................   182,263     43,709
    Goldsun Development & Construction Co., Ltd........   490,730    196,727
    Good Will Instrument Co., Ltd......................     5,788      3,601
#   Gourmet Master Co., Ltd............................    12,000     72,414

                                     1130

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Grand Pacific Petrochemical........................   346,000 $  250,558
    Grape King Bio Ltd.................................    26,000    113,002
    Great China Metal Industry.........................    52,000     64,132
    Great Taipei Gas Co., Ltd..........................    78,000     59,403
    Great Wall Enterprise Co., Ltd.....................   122,834    106,209
*   Green Energy Technology, Inc.......................    90,537     90,018
*   GTM Corp...........................................    39,000     25,581
    Gudeng Precision Industrial Co., Ltd...............    15,000     26,233
    Hannstar Board Corp................................    72,681     27,296
#*  HannStar Display Corp..............................   914,500    311,049
*   HannsTouch Solution, Inc...........................   212,061     63,882
*   Harvatek Corp......................................    44,230     23,681
    Highwealth Construction Corp.......................    86,370    173,115
    Hiroca Holdings, Ltd...............................    11,000     39,582
*   HiTi Digital, Inc..................................     8,956      9,326
    Hitron Technology, Inc.............................    78,000     43,900
    Hiwin Technologies Corp............................    27,079    245,115
    Ho Tung Chemical Corp..............................   313,327    146,583
*   Hocheng Corp.......................................    38,300     12,735
    Holiday Entertainment Co., Ltd.....................    25,000     29,806
    Holtek Semiconductor, Inc..........................    41,000     77,886
#   Holy Stone Enterprise Co., Ltd.....................    73,500    101,929
    Hon Hai Precision Industry Co., Ltd................ 1,519,856  4,245,849
    Hon Hai Precision Industry Co., Ltd. GDR...........   135,351    730,558
    Hong TAI Electric Industrial.......................    51,000     16,658
    Horizon Securities Co., Ltd........................   138,000     46,600
#   Hota Industrial Manufacturing Co., Ltd.............    74,690    112,151
    Hotai Motor Co., Ltd...............................    25,000    303,449
*   Howarm Construction Co., Ltd.......................    56,000     47,846
    Hsin Kuang Steel Co., Ltd..........................    92,788     58,789
    Hsin Yung Chien Co., Ltd...........................     9,000     23,879
#   HTC Corp...........................................   163,660    733,905
    Hu Lane Associate, Inc.............................    17,151     48,845
    HUA ENG Wire & Cable...............................   157,000     59,058
    Hua Nan Financial Holdings Co., Ltd................ 1,247,619    702,762
#   Huaku Development Co., Ltd.........................    64,465    157,945
    Huang Hsiang Construction Co.......................    25,000     40,260
    Hung Poo Real Estate Development Corp..............    92,609     89,336
    Hung Sheng Construction Co., Ltd...................   153,000    112,448
    Huxen Corp.........................................    10,000     16,349
*   Hwa Fong Rubber Co., Ltd...........................    80,540     51,815
    I-Chiun Precision Industry Co., Ltd................    53,000     33,714
    I-Sheng Electric Wire & Cable Co., Ltd.............    30,000     41,839
    Ibase Technology, Inc..............................    22,140     33,170
    Ichia Technologies, Inc............................    85,897     50,657
#   IEI Integration Corp...............................    70,140    121,368
#   ILI Technology Corp................................    15,748     28,514
    Infortrend Technology, Inc.........................    56,798     34,933
#*  Innolux Corp....................................... 1,910,882    662,656
#*  Inotera Memories, Inc..............................   481,000    369,704
    Insyde Software Corp...............................    14,000     23,538
    Integrated Memory Logic, Ltd.......................    20,895     46,223
#   International Games System Co., Ltd................    31,000     57,006

                                     1131

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
    Inventec Corp...................................... 668,181 $616,467
    ITE Technology, Inc................................  44,202   38,036
    ITEQ Corp..........................................  72,299   76,177
#*  J Touch Corp.......................................  48,000   42,181
*   Janfusun Fancyworld Corp...........................  71,590   13,731
    Jentech Precision Industrial Co., Ltd..............  18,000   48,569
    Jess-Link Products Co., Ltd........................  50,500   53,949
    Jih Sun Financial Holdings Co., Ltd................ 225,181   65,735
    Johnson Health Tech Co., Ltd.......................  17,170   46,328
    K Laser Technology, Inc............................  55,000   32,967
    Kang Na Hsiung Enterprise Co., Ltd.................  59,000   32,810
    Kao Hsing Chang Iron & Steel.......................  91,000   41,360
    Kaori Heat Treatment Co., Ltd......................  20,765   45,116
    Kaulin Manufacturing Co., Ltd......................  39,000   28,884
    KD Holding Corp....................................   6,000   36,669
    KEE TAI Properties Co., Ltd........................ 134,226   82,789
    Kenda Rubber Industrial Co., Ltd................... 104,762  225,819
*   Kenmec Mechanical Engineering Co., Ltd.............  61,000   28,773
    Kerry TJ Logistics Co., Ltd........................  82,000  115,313
    King Slide Works Co., Ltd..........................  12,050  131,637
    King Yuan Electronics Co., Ltd..................... 423,529  289,322
    King's Town Bank................................... 265,000  258,094
*   King's Town Construction Co., Ltd..................  61,126   58,523
#   Kingdom Construction Co............................ 106,000  107,122
    Kinik Co...........................................  31,000   78,949
    Kinko Optical Co., Ltd.............................  37,000   36,462
    Kinpo Electronics.................................. 387,028  143,427
    Kinsus Interconnect Technology Corp................  57,009  196,578
    KS Terminals, Inc..................................  23,760   28,542
    Kung Long Batteries Industrial Co., Ltd............  14,000   35,966
    Kung Sing Engineering Corp......................... 108,000   50,535
    Kuo Toong International Co., Ltd...................  63,000   91,447
    Kuoyang Construction Co., Ltd......................  94,450   58,513
#   Kwong Fong Industries..............................  79,840   49,840
    KYE Systems Corp...................................  81,000   32,533
#   LAN FA Textile.....................................  78,277   23,945
    Largan Precision Co., Ltd..........................  11,306  434,109
    LCY Chemical Corp.................................. 157,799  200,272
#   Leader Electronics, Inc............................  30,602   15,312
    Leadtrend Technology Corp..........................   4,159    5,218
    Lealea Enterprise Co., Ltd......................... 230,438   81,804
    LEE CHI Enterprises Co., Ltd.......................  40,000   21,784
#*  Leofoo Development Co.............................. 135,000   55,525
#   LES Enphants Co., Ltd..............................  53,901   37,618
#   Lextar Electronics Corp............................  72,000   78,158
*   Li Peng Enterprise Co., Ltd........................ 134,162   61,037
    Lian HWA Food Corp.................................  11,880   14,680
    Lien Hwa Industrial Corp........................... 177,728  112,752
    Lingsen Precision Industries, Ltd.................. 185,000  104,798
    Lite-On Semiconductor Corp.........................  87,000   55,556
    Lite-On Technology Corp............................ 454,687  673,395
    Long Bon International Co., Ltd....................  87,000   47,026
    Long Chen Paper Co., Ltd........................... 137,344   71,017

                                     1132

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Longwell Co........................................    40,000 $   36,962
    Lotes Co., Ltd.....................................    15,631     35,363
    Lumax International Corp., Ltd.....................    26,325     63,679
    Lung Yen Life Service Corp.........................    19,000     52,436
    Macroblock, Inc....................................     5,000     12,918
*   Macronix International............................. 1,436,048    316,227
#   MacroWell OMG Digital Entertainment Co., Ltd.......    12,000     36,620
    Makalot Industrial Co., Ltd........................    29,000    141,913
    Marketech International Corp.......................    23,000     13,640
    Masterlink Securities Corp.........................   341,000    116,491
    Mayer Steel Pipe Corp..............................    37,259     16,540
#   MediaTek, Inc......................................   120,360  1,604,002
    Mega Financial Holding Co., Ltd.................... 2,212,213  1,786,092
    Mercuries & Associates, Ltd........................    80,460     52,957
    Merida Industry Co., Ltd...........................    32,300    199,386
    Merry Electronics Co., Ltd.........................    36,101    207,439
    Micro-Star International Co., Ltd..................   264,233    229,888
*   Microbio Co., Ltd..................................   107,572    107,549
#*  Microelectronics Technology, Inc...................    75,119     45,629
    Microlife Corp.....................................     5,600     14,935
#   MIN AIK Technology Co., Ltd........................    36,000    204,486
    Mirle Automation Corp..............................    41,046     36,297
*   Mitac Holdings Corp................................   191,483    163,380
*   Mosel Vitelic, Inc.................................    89,806     18,518
#*  Motech Industries, Inc.............................   115,000    202,903
    MPI Corp...........................................    15,000     38,732
    Nak Sealing Technologies Corp......................    16,000     46,481
    Namchow Chemical Industrial Co., Ltd...............    42,000     59,641
*   Nan Kang Rubber Tire Co., Ltd......................   125,139    151,650
*   Nan Ren Lake Leisure Amusement Co., Ltd............    41,000     19,045
    Nan Ya Plastics Corp...............................   729,674  1,590,163
#*  Nan Ya Printed Circuit Board Corp..................   107,072    127,295
    Nantex Industry Co., Ltd...........................    87,360     56,023
*   Nanya Technology Corp..............................    28,000      4,571
    National Petroleum Co., Ltd........................    49,000     47,188
#*  Neo Solar Power Corp...............................   200,316    233,777
    Netronix, Inc......................................    29,000     69,569
    New Asia Construction & Development Corp...........    43,880     10,963
    New Era Electronics Co., Ltd.......................    20,000     27,174
#*  Newmax Technology Co., Ltd.........................    17,077     37,111
    Nichidenbo Corp....................................    24,640     22,366
    Nien Hsing Textile Co., Ltd........................    71,476     70,786
    Nishoku Technology, Inc............................     9,000     14,836
    Novatek Microelectronics Corp......................   117,000    470,339
    Nuvoton Technology Corp............................    26,000     22,272
*   Ocean Plastics Co., Ltd............................    51,000     61,597
    OptoTech Corp......................................   200,000     96,214
*   Orient Semiconductor Electronics, Ltd..............    68,000     14,504
#   Oriental Union Chemical Corp.......................   213,821    213,152
#   Orise Technology Co., Ltd..........................    29,000     38,847
    Pacific Construction Co............................    17,000      5,433
*   Pan Jit International, Inc.........................   107,000     49,540
    Pan-International Industrial Corp..................   124,890     95,149

                                     1133

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Parade Technologies, Ltd...........................     8,400 $ 59,389
    Paragon Technologies Co., Ltd......................    10,762   23,430
    PChome Online, Inc.................................     9,000   62,425
    Pegatron Corp......................................   537,037  701,819
    Phihong Technology Co., Ltd........................    62,584   39,919
    Phison Electronics Corp............................    33,000  206,475
    Phoenix Tours International, Inc...................    14,000   25,328
*   Pihsiang Machinery Manufacturing Co., Ltd..........    27,000   26,591
    Pixart Imaging, Inc................................    44,030   73,816
    Polytronics Technology Corp........................    21,000   46,800
    Portwell, Inc......................................    16,000   16,334
    Posiflex Technology, Inc...........................     4,140   17,821
    Pou Chen Corp......................................   592,144  818,545
*   Power Quotient International Co., Ltd..............    66,800   33,362
*   Powercom Co., Ltd..................................    13,660    2,348
    Powertech Industrial Co., Ltd......................    16,000   11,949
    Powertech Technology, Inc..........................   228,400  315,175
    Poya Co., Ltd......................................    12,120   76,441
    President Chain Store Corp.........................    52,000  348,186
    President Securities Corp..........................   212,932  123,217
    Prime Electronics Satellitics, Inc.................    57,750   43,675
#   Prince Housing & Development Corp..................   269,762  141,831
    Promate Electronic Co., Ltd........................    30,000   33,680
    Promise Technology, Inc............................    31,000   44,232
*   Qisda Corp.........................................   660,439  176,212
    Qualipoly Chemical Corp............................    23,000   20,388
    Quanta Computer, Inc...............................   335,715  821,665
    Quanta Storage, Inc................................    75,000   93,534
*   Quintain Steel Co., Ltd............................    74,998   17,529
#   Radiant Opto-Electronics Corp......................    91,144  395,584
    Radium Life Tech Co., Ltd..........................   192,846  147,072
    Realtek Semiconductor Corp.........................   122,268  332,489
    Rechi Precision Co., Ltd...........................    95,314   99,897
    Rich Development Co., Ltd..........................   224,254   96,776
    Richtek Technology Corp............................    35,537  184,000
#*  Ritek Corp......................................... 1,077,117  182,682
    Rotam Global Agrosciences, Ltd.....................     8,000   15,231
    Ruentex Development Co., Ltd.......................   141,862  248,977
    Ruentex Engineering & Construction Co..............    11,000   21,687
    Ruentex Industries, Ltd............................   104,235  250,232
    Run Long Construction Co., Ltd.....................    25,000   25,513
    Sampo Corp.........................................   225,000   85,919
    San Fang Chemical Industry Co., Ltd................    46,523   45,639
    San Shing Fastech Corp.............................    11,660   27,327
    Sanyang Industry Co., Ltd..........................   191,684  295,814
    SDI Corp...........................................    28,000   37,831
    Senao International Co., Ltd.......................    20,000   58,425
    Sercomm Corp.......................................    49,000   88,614
    Sesoda Corp........................................    37,800   39,514
    Sheng Yu Steel Co., Ltd............................    49,000   38,332
    ShenMao Technology, Inc............................    22,435   27,852
    Shih Her Technologies, Inc.........................    11,000   21,489
    Shih Wei Navigation Co., Ltd.......................    58,363   40,010

                                     1134

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES   VALUE++
                                                      --------- --------
TAIWAN -- (Continued)
    Shihlin Electric & Engineering Corp..............    86,000 $107,506
*   Shihlin Paper Corp...............................    22,000   34,193
#   Shin Kong Financial Holding Co., Ltd............. 2,111,804  707,245
    Shin Zu Shing Co., Ltd...........................    42,149  102,732
*   Shining Building Business Co., Ltd...............   106,766   89,114
    Shinkong Insurance Co., Ltd......................    56,000   44,281
    Shinkong Synthetic Fibers Corp...................   500,191  163,725
    Shinkong Textile Co., Ltd........................    45,800   59,563
    Shiny Chemical Industrial Co., Ltd...............     9,000   14,943
    Shuttle, Inc.....................................    77,000   35,590
    Sigurd Microelectronics Corp.....................   157,559  148,404
    Silicon Power Computer & Communications, Inc.....    23,000   28,338
    Siliconware Precision Industries Co..............   167,000  201,199
    Siliconware Precision Industries Co. Sponsored
      ADR............................................    89,969  513,723
    Silitech Technology Corp.........................    56,004   69,176
    Simplo Technology Co., Ltd.......................    64,000  293,200
    Sinbon Electronics Co., Ltd......................    78,000   96,866
    Sincere Navigation Corp..........................   101,350   91,699
    Singatron Enterprise Co., Ltd....................    36,000   16,889
    Sinmag Equipment Corp............................     4,200   21,663
*   Sino-American Silicon Products, Inc..............   187,000  342,131
#   Sinon Corp.......................................   181,000   97,458
    SinoPac Financial Holdings Co., Ltd.............. 1,687,813  786,403
    Sinyi Realty Co..................................    43,328   73,567
    Sirtec International Co., Ltd....................    35,000   67,250
    Sitronix Technology Corp.........................    24,434   41,931
    Soft-World International Corp....................    34,000   80,994
    Solar Applied Materials Technology Co............   113,000  100,481
*   Solytech Enterprise Corp.........................    32,000   12,462
    Sonix Technology Co., Ltd........................    50,000   80,510
    Southeast Cement Co., Ltd........................   137,000   75,976
    Sporton International, Inc.......................    17,170   68,155
    St Shine Optical Co., Ltd........................     9,000  232,362
    Standard Foods Corp..............................    46,627  136,979
    Stark Technology, Inc............................    39,000   40,667
    Sunonwealth Electric Machine Industry Co., Ltd...    30,000   21,156
    Sunrex Technology Corp...........................    57,028   22,813
    Sunspring Metal Corp.............................    26,000   68,460
    Super Dragon Technology Co., Ltd.................     8,000    5,993
#   Supreme Electronics Co., Ltd.....................    49,393   24,523
    Swancor Ind Co., Ltd.............................     9,000   22,547
    Sweeten Construction Co., Ltd....................    29,580   19,421
    Syncmold Enterprise Corp.........................    37,000   64,314
    Synnex Technology International Corp.............   354,874  601,685
    Sysage Technology Co., Ltd.......................    15,750   16,463
    TA Chen Stainless Pipe...........................   220,342  101,996
*   Ta Chong Bank, Ltd...............................   513,973  178,959
*   Ta Chong Securities Co., Ltd.....................     2,000      751
    Ta Ya Electric Wire & Cable......................   152,174   35,346
    TA-I Technology Co., Ltd.........................    57,282   30,462
    Tah Hsin Industrial Co., Ltd.....................    50,000   47,897
    Tai Tung Communication Co., Ltd..................    27,000   33,359
#   Taichung Commercial Bank.........................   599,168  215,365

                                     1135

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    TaiDoc Technology Corp.............................    14,000 $   33,900
    Taiflex Scientific Co., Ltd........................    62,000    114,540
    Taimide Tech, Inc..................................    11,000      9,437
    Tainan Enterprises Co., Ltd........................    67,000     66,986
    Tainan Spinning Co., Ltd...........................   388,695    260,935
    Taishin Financial Holding Co., Ltd................. 2,262,690  1,068,258
*   Taisun Enterprise Co., Ltd.........................    91,670     39,470
*   Taita Chemical Co., Ltd............................    63,000     24,366
    Taiwan Acceptance Corp.............................    16,000     39,521
*   Taiwan Business Bank............................... 1,000,081    296,833
    Taiwan Cement Corp.................................   724,375  1,057,453
#   Taiwan Chinsan Electronic Industrial Co., Ltd......    33,000     57,116
    Taiwan Cogeneration Corp...........................    91,077     54,772
    Taiwan Cooperative Financial Holding............... 1,282,661    691,556
    Taiwan Fertilizer Co., Ltd.........................   207,000    431,669
    Taiwan Fire & Marine Insurance Co..................    53,520     43,586
    Taiwan FU Hsing Industrial Co., Ltd................    30,000     31,687
    Taiwan Glass Industry Corp.........................   242,532    237,102
    Taiwan Hon Chuan Enterprise Co., Ltd...............    74,054    155,213
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......    30,000     18,697
*   Taiwan Kolin Co., Ltd..............................   292,000         --
*   Taiwan Land Development Corp.......................   241,738     89,989
*   Taiwan Life Insurance Co., Ltd.....................    96,907     89,689
    Taiwan Line Tek Electronic.........................    24,000     26,031
    Taiwan Mask Corp...................................   120,700     39,139
    Taiwan Mobile Co., Ltd.............................   128,800    377,930
    Taiwan Navigation Co., Ltd.........................    40,000     32,723
    Taiwan Paiho, Ltd..................................    56,068     58,060
    Taiwan PCB Techvest Co., Ltd.......................    59,733     68,399
    Taiwan Prosperity Chemical Corp....................    62,000     56,143
*   Taiwan Pulp & Paper Corp...........................   139,000     57,975
#   Taiwan Sakura Corp.................................    92,000     58,473
    Taiwan Sanyo Electric Co., Ltd.....................    23,800     32,242
    Taiwan Secom Co., Ltd..............................    53,000    134,383
    Taiwan Semiconductor Co., Ltd......................    60,000     58,168
    Taiwan Semiconductor Manufacturing Co., Ltd........ 2,131,214  7,338,734
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................    98,239  1,662,204
*   Taiwan Styrene Monomer.............................   116,538     83,897
    Taiwan Surface Mounting Technology Co., Ltd........    78,750    116,446
*   Taiwan TEA Corp....................................   190,648    172,253
    Taiwan Union Technology Corp.......................    50,000     45,653
    Taiyen Biotech Co., Ltd............................    41,712     38,871
*   Tatung Co., Ltd....................................   817,688    234,102
    Te Chang Construction Co., Ltd.....................    21,960     19,449
    Teco Electric and Machinery Co., Ltd...............   567,000    615,827
*   Tekcore Co., Ltd...................................    12,000      6,207
    Test Research, Inc.................................    35,571     53,094
    Test-Rite International Co., Ltd...................    93,568     69,378
    Thinking Electronic Industrial Co., Ltd............    18,000     24,232
    Thye Ming Industrial Co., Ltd......................    46,125     52,337
    Ton Yi Industrial Corp.............................   207,300    204,491
    Tong Hsing Electronic Industries, Ltd..............    34,009    174,296
    Tong Yang Industry Co., Ltd........................   138,640    187,601

                                     1136

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Tong-Tai Machine & Tool Co., Ltd...................    77,279 $   76,324
    Topco Scientific Co., Ltd..........................    58,240    109,007
    Topco Technologies Corp............................     8,000     19,038
    Topoint Technology Co., Ltd........................    56,540     38,618
    Toung Loong Textile Manufacturing..................    22,000     69,621
    Transasia Airways Corp.............................    27,000     11,383
    Transcend Information, Inc.........................    33,890    101,070
    Tripod Technology Corp.............................   103,170    187,174
    Tsann Kuen Enterprise Co., Ltd.....................    32,000     45,496
    TSRC Corp..........................................   128,050    181,593
#   Ttet Union Corp....................................    32,000     64,648
    Tung Ho Steel Enterprise Corp......................   283,654    245,006
    Tung Thih Electronic Co., Ltd......................    23,073     66,138
    TURVO International Co., Ltd.......................    13,200     47,894
    TXC Corp...........................................   110,204    126,970
*   TYC Brother Industrial Co., Ltd....................    13,091      6,910
*   Tycoons Group Enterprise...........................   118,000     22,277
*   Tyntek Corp........................................    79,624     23,040
    TZE Shin International Co., Ltd....................    36,650     13,112
    U-Ming Marine Transport Corp.......................    93,000    154,308
#   Ubright Optronics Corp.............................    14,300     32,673
    Uni-President Enterprises Corp.....................   483,748    793,864
    Unimicron Technology Corp..........................   449,312    342,862
*   Union Bank Of Taiwan...............................   298,692    108,320
*   Unitech Printed Circuit Board Corp.................   188,979     74,023
    United Integrated Services Co., Ltd................    64,000     81,765
    United Microelectronics Corp....................... 2,621,081  1,072,551
#   United Microelectronics Corp. Sponsored ADR........   146,700    296,334
#   Unity Opto Technology Co., Ltd.....................    83,593    102,521
#   Universal Cement Corp..............................   128,000    120,876
*   Unizyx Holding Corp................................   120,118     73,461
#   UPC Technology Corp................................   229,458    106,129
    USI Corp...........................................   240,372    167,671
    Vanguard International Semiconductor Corp..........   166,000    181,643
    Ve Wong Corp.......................................    34,000     27,482
#*  Via Technologies, Inc..............................    76,998     71,373
    Visual Photonics Epitaxy Co., Ltd..................    75,677     70,279
    Vivotek, Inc.......................................     5,175     29,482
*   Wafer Works Corp...................................    66,000     35,251
    Wah Hong Industrial Corp...........................    19,694     21,050
    Wah Lee Industrial Corp............................    64,000    100,158
*   Walsin Lihwa Corp.................................. 1,260,000    391,501
*   Walsin Technology Corp.............................   152,699     42,958
*   Walton Advanced Engineering, Inc...................    76,000     25,975
    Wan Hai Lines, Ltd.................................   291,247    141,618
    WAN HWA Enterprise Co..............................    10,400      5,111
    Ways Technical Corp., Ltd..........................    16,000     23,940
    Wei Chuan Foods Corp...............................   101,000    159,324
*   Wei Mon Industry Co., Ltd..........................   118,763     39,833
    Weikeng Industrial Co., Ltd........................    51,750     40,275
    Well Shin Technology Co., Ltd......................    29,160     46,466
    Win Semiconductors Corp............................   168,000    148,615
*   Winbond Electronics Corp........................... 1,092,000    263,204

                                     1137

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
TAIWAN -- (Continued)
#*  Wintek Corp........................................   684,871 $    227,812
#   Wisdom Marine Lines Co., Ltd.......................    52,500       59,571
#   Wistron Corp.......................................   680,736      561,412
    Wistron NeWeb Corp.................................    69,511      177,494
    WPG Holdings, Ltd..................................   378,847      439,489
    WT Microelectronics Co., Ltd.......................   102,111      124,213
    WUS Printed Circuit Co., Ltd.......................    75,000       35,076
    X-Legend Entertainment Co., Ltd....................     1,500        6,383
    XAC Automation Corp................................    29,000       53,482
#   Xxentria Technology Materials Corp.................    32,000       69,154
    Yageo Corp.........................................   491,400      202,315
    YC INOX Co., Ltd...................................   104,000       75,558
    YeaShin International Development Co., Ltd.........    73,426       55,658
    Yem Chio Co., Ltd..................................   103,996       77,792
    YFY, Inc...........................................   433,891      208,035
*   Yieh Phui Enterprise Co., Ltd......................   333,881      107,281
    Young Fast Optoelectronics Co., Ltd................    50,298       50,192
    Young Optics, Inc..................................    27,000       52,019
    Youngtek Electronics Corp..........................    32,371       68,386
    Yuanta Financial Holding Co., Ltd.................. 2,176,735    1,208,599
    Yulon Motor Co., Ltd...............................   283,783      486,675
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    25,362       63,196
    Yungtay Engineering Co., Ltd.......................    86,000      235,395
    Zeng Hsing Industrial Co., Ltd.....................    14,837       76,521
    Zenitron Corp......................................    40,000       25,725
    Zhen Ding Technology Holding, Ltd..................    56,000      139,849
*   Zig Sheng Industrial Co., Ltd......................   113,231       37,530
    Zinwell Corp.......................................    78,010       97,911
#   Zippy Technology Corp..............................    16,000       23,469
    ZongTai Real Estate Development Co., Ltd...........    11,000       11,297
                                                                  ------------
TOTAL TAIWAN...........................................            110,233,085
                                                                  ------------
THAILAND -- (2.8%)
    AAPICO Hitech PCL..................................    84,120       38,734
    Advanced Info Service PCL..........................    99,900      632,508
    Airports of Thailand PCL...........................    81,000      420,827
    AJ Plast PCL.......................................    60,300       16,166
    Amata Corp. PCL....................................   240,000       90,154
    AP Thailand PCL....................................   389,220       51,173
*   Asia Green Energy PCL..............................    87,200        5,389
    Asia Plus Securities PCL...........................   288,300       29,171
    Asian Insulators PCL...............................    61,700       26,729
    Bangchak Petroleum PCL.............................   254,500      206,237
    Bangkok Aviation Fuel Services PCL.................    54,500       42,514
    Bangkok Bank PCL(6077019)..........................    76,000      394,850
    Bangkok Bank PCL(6368360)..........................    88,900      461,871
    Bangkok Expressway PCL.............................   131,800      127,767
    Bangkok Insurance PCL..............................     1,700       19,312
    Bangkok Life Assurance PCL.........................    99,900      186,121
*   Bangkok Metro PCL.................................. 2,892,438       80,613
    Bangkokland PCL.................................... 4,176,500      180,927
    Banpu PCL(6368348).................................    21,000       16,859
    Banpu PCL(BDSTDQ6).................................   337,000      270,539

                                     1138

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES   VALUE++
                                                        ---------- --------
THAILAND -- (Continued)
    BEC World PCL......................................    130,200 $184,394
    Berli Jucker PCL...................................     20,300   27,827
    Big C Supercenter PCL(6368434).....................     39,300  208,346
    Big C Supercenter PCL(6763932).....................     22,000  116,631
    CalComp Electronics Thailand PCL...................    541,400   46,579
    Central Pattana PCL................................    263,900  299,796
    Central Plaza Hotel PCL............................    136,400  112,599
    CH Karnchang PCL...................................    238,900  104,216
    Charoen Pokphand Foods PCL.........................    722,493  623,782
    Charoong Thai Wire & Cable PCL.....................     92,500   24,379
    CP ALL PCL.........................................    330,000  392,381
    CS Loxinfo PCL.....................................     30,600    9,177
    Delta Electronics Thailand PCL.....................    137,200  220,285
    Demco PCL..........................................     84,400   18,025
    Dhipaya Insurance PCL..............................     38,400   36,643
    Diamond Building Products PCL......................     58,500   11,962
    DSG International Thailand PCL.....................     67,000   19,992
    Dynasty Ceramic PCL................................     42,100   61,856
    Eastern Water Resources Development and Management
      PCL..............................................    173,400   63,035
    Erawan Group PCL (The).............................    550,400   52,689
    Esso Thailand PCL..................................    532,100   90,268
*   G J Steel PCL...................................... 11,407,500   17,279
*   GFPT PCL...........................................    167,700   67,060
    Glow Energy PCL....................................    150,100  306,930
*   GMM Grammy PCL.....................................     78,480   39,466
*   Golden Land Property Development PCL...............     98,200   17,700
*   Grand Canal Land PCL...............................    605,900   50,293
    Gunkul Engineering PCL.............................     37,100   14,161
    Hana Microelectronics PCL..........................    126,201   94,813
    Hemaraj Land and Development PCL...................  1,428,100  118,540
    Home Product Center PCL............................    512,047  132,626
    ICC International PCL..............................     27,800   32,002
    Indorama Ventures PCL..............................    574,500  360,259
    IRPC PCL...........................................  2,756,200  260,507
*   Italian-Thai Development PCL.......................    483,366   51,251
    Jasmine International PCL..........................    643,800  137,497
    Jay Mart PCL.......................................     42,200   24,929
    Kasikornbank PCL(6364766)..........................    114,600  590,185
    Kasikornbank PCL(6888794)..........................    123,800  637,564
    KCE Electronics PCL................................     42,200   29,148
    KGI Securities Thailand PCL........................    370,400   32,540
    Khon Kaen Sugar Industry PCL.......................    230,700   83,167
    Kiatnakin Bank PCL.................................    139,100  156,967
    Krung Thai Bank PCL................................  1,600,850  809,882
    Krungthai Card PCL.................................     40,200   35,621
    Land and Houses PCL(6581930).......................    323,000   84,639
    Land and Houses PCL(6581941).......................    609,600  158,817
    Lanna Resources PCL................................     67,200   22,597
    LH Financial Group PCL.............................  1,429,460   52,831
    Loxley PCL.........................................    405,163   42,222
    LPN Development PCL................................    187,100   82,753
    Major Cineplex Group PCL...........................    161,500   81,704
    MBK PCL............................................     25,100   98,469

                                     1139

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
THAILAND -- (Continued)
    MCOT PCL...........................................    82,400 $   71,142
    Minor International PCL............................   408,960    257,691
    Modernform Group PCL...............................    18,700      4,787
*   Nation Multimedia Group PCL........................   753,500     25,337
    Polyplex Thailand PCL..............................   144,500     38,522
    Precious Shipping PCL..............................   134,300     81,369
    Property Perfect PCL............................... 1,240,300     33,816
    Pruksa Real Estate PCL.............................   282,400    150,568
    PTT Exploration & Production PCL...................   274,286  1,271,304
    PTT Global Chemical PCL............................   392,356    846,876
    PTT PCL(6420390)...................................   145,100  1,213,196
    PTT PCL(6420408)...................................    28,700    239,964
    Quality Houses PCL................................. 1,345,983    104,384
*   Raimon Land PCL....................................   388,000     13,517
    Ratchaburi Electricity Generating Holding
      PCL(6294249).....................................    85,400    123,534
    Ratchaburi Electricity Generating Holding
      PCL(6362771).....................................    63,600     91,999
*   Regional Container Lines PCL.......................    84,500     14,975
    Robinson Department Store PCL......................   107,500    144,918
    Rojana Industrial Park PCL.........................   176,600     36,112
    RS PCL.............................................    78,400     17,457
    Saha-Union PCL.....................................    16,700     17,707
*   Sahaviriya Steel Industries PCL.................... 4,332,600     40,688
    Samart Corp. PCL...................................   133,000     58,825
    Samart I-Mobile PCL................................   672,700     62,359
    Samart Telcoms PCL.................................    49,400     19,455
    Sansiri PCL........................................ 1,393,500     76,408
    SC Asset Corp PCL..................................   705,275     63,669
    Siam Cement PCL(6609906)...........................    10,000    122,993
    Siam Cement PCL(6609928)...........................    30,000    368,979
    Siam City Cement PCL...............................    19,900    214,011
    Siam Commercial Bank PCL...........................   234,600  1,058,934
    Siam Future Development PCL........................   169,593     27,743
    Siam Global House PCL..............................   177,683     76,973
    Siamgas & Petrochemicals PCL.......................   167,800     78,791
    Sino Thai Engineering & Construction PCL...........   170,742     68,276
    SNC Former PCL.....................................    42,000     19,212
    Somboon Advance Technology PCL.....................    42,750     19,944
*   SPCG PCL...........................................    97,200     55,358
    Sri Trang Agro-Industry PCL........................   201,700     75,156
    Srithai Superware PCL..............................    26,700     12,861
    STP & I PCL........................................   187,400     98,781
    Supalai PCL(6554675)...............................   282,700    137,025
    Supalai PCL(6554749)...............................    30,000     14,541
    Susco PCL..........................................   272,600     25,105
    SVI PCL............................................   459,885     58,234
    Symphony Communication PCL.........................    14,600      6,457
*   Tata Steel Thailand PCL............................ 1,019,200     22,230
    Thai Airways International PCL.....................   427,800    182,732
*   Thai Carbon Black PCL..............................    52,300     34,539
    Thai Central Chemical PCL..........................    23,300     20,470
    Thai Factory Development PCL.......................    11,700      2,410
    Thai Oil PCL.......................................   252,900    404,134
*   Thai Reinsurance PCL...............................   269,700     27,615

                                     1140

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
THAILAND -- (Continued)
    Thai Rung Union Car PCL............................    97,200 $    19,287
    Thai Stanley Electric PCL..........................    11,300      73,257
    Thai Tap Water Supply PCL..........................   598,700     175,021
    Thai Union Frozen Products PCL.....................   170,658     360,600
    Thai Vegetable Oil PCL.............................   115,700      68,347
    Thai-German Ceramic PCL............................   208,400      19,192
    Thaicom PCL........................................   111,000     126,939
    Thanachart Capital PCL.............................   239,900     225,292
    Thitikorn PCL......................................    50,500      13,769
*   Thoresen Thai Agencies PCL.........................   135,394      71,368
    Ticon Industrial Connection PCL....................   147,337      69,183
    Tipco Asphalt PCL..................................    18,400      25,641
*   TIPCO Foods PCL....................................   127,100      29,455
    Tisco Financial Group PCL..........................    90,000     100,879
    TMB Bank PCL....................................... 4,091,300     282,586
    Total Access Communication PCL.....................   107,100     310,658
    Toyo-Thai Corp. PCL(B5ML0D8).......................    47,729      46,630
    Toyo-Thai Corp. PCL(B5ML0B6).......................    53,310      52,083
    TPI Polene PCL.....................................   408,100     129,811
*   True Corp. PCL.....................................   571,947     124,751
    Union Mosaic Industry PCL (The)....................    67,500      19,119
    Unique Engineering & Construction PCL..............   153,000      30,359
    Univanich Palm Oil PCL.............................    37,000      12,218
    Univentures PCL....................................   356,100      76,592
    Vanachai Group PCL.................................    83,100       7,049
    Vinythai PCL.......................................   159,500      51,701
    Workpoint Entertainment PCL........................    30,900      20,781
                                                                  -----------
TOTAL THAILAND.........................................            21,644,393
                                                                  -----------
TURKEY -- (1.6%)
    Adana Cimento Sanayii TAS Class A..................    21,647      32,382
    Adel Kalemcilik Ticaret ve Sanayi A.S..............     1,216      22,611
    Akbank TAS.........................................   377,061     964,602
    Akcansa Cimento A.S................................    21,674     109,356
#*  Akenerji Elektrik Uretim A.S.......................    75,679      33,511
#   Akfen Holding A.S..................................    46,043      83,594
    Aksa Akrilik Kimya Sanayii.........................    43,481     144,135
    Aksigorta A.S......................................    59,107      77,012
    Alarko Holding A.S.................................    34,317      70,832
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................     2,373      50,393
*   Anadolu Anonim Tuerk Sigorta Sirketi...............    78,516      47,658
    Anadolu Cam Sanayii A.S............................    73,810      55,553
    Anadolu Hayat Emeklilik A.S........................    26,822      59,486
*   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......     3,631      25,818
    Arcelik A.S........................................    62,772     310,138
#*  Asya Katilim Bankasi A.S...........................   238,653     114,290
    Bagfas Bandirma Gubre Fabrik.......................     1,597      23,199
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA..........     8,696       7,962
*   Baticim Bati Anadolu Cimento Sanayii A.S...........    18,986      47,437
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..    53,022      44,640
    BIM Birlesik Magazalar A.S.........................    29,060     497,116
    Bolu Cimento Sanayii A.S...........................    13,224      13,264
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......    13,500      29,107

                                     1141

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TURKEY -- (Continued)
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....  12,412 $ 27,494
    Bursa Cimento Fabrikasi A.S........................   8,612   15,470
    Celebi Hava Servisi A.S............................   1,711    8,832
    Cimsa Cimento Sanayi VE Tica.......................  19,839  100,793
    Coca-Cola Icecek A.S...............................   7,251  151,837
#*  Dogan Sirketler Grubu Holding A.S.................. 317,148   98,353
*   Dogan Yayin Holding A.S............................ 296,647   68,321
    Dogus Otomotiv Servis ve Ticaret A.S...............  21,854   62,784
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   4,061    7,515
    EGE Seramik Sanayi ve Ticaret A.S..................  35,231   38,236
    Enka Insaat ve Sanayi A.S..........................  92,197  263,002
    Eregli Demir ve Celik Fabrikalari TAS.............. 548,806  659,742
*   Fenerbahce Futbol A.S..............................     555    7,969
    Ford Otomotiv Sanayi A.S...........................  14,997  131,548
*   Galatasaray Sportif Sinai ve Ticari Yatirimlar
       A.S.............................................     808    7,477
    Gentas Genel Metal Sanayi ve Ticaret A.S...........  36,786   19,216
    Global Yatirim Holding A.S.........................  98,266   54,513
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................   2,037   40,816
    Goodyear Lastikleri TAS............................   1,186   26,414
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S......  24,024   49,051
#*  GSD Holding........................................ 176,329   68,820
#*  Gubre Fabrikalari TAS..............................  26,924   39,284
*   Gunes Sigorta......................................  11,861    9,195
*   Hurriyet Gazetecilik A.S...........................  27,657    6,873
*   Ihlas Madencilik A.S...............................   8,037   24,412
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................   5,919    9,191
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........  56,676   57,140
*   Is Finansal Kiralama A.S...........................  16,930    6,823
#*  Izmir Demir Celik Sanayi A.S.......................  13,823   12,247
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.....................................  74,534   63,750
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................  30,002   52,985
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 324,358  139,442
    Kartonsan Karton Sanayi ve Ticaret A.S.............     574   56,478
*   Kerevitas Gida Sanayi ve Ticaret A.S...............     308    4,913
#   KOC Holding A.S.................................... 132,100  448,938
#   Konya Cimento Sanayii A.S..........................     173   18,331
    Koza Altin Isletmeleri A.S.........................   6,431   54,384
*   Koza Anadolu Metal Madencilik Isletmeleri A.S......  70,788   68,713
    Mardin Cimento Sanayii ve Ticaret A.S..............  10,685   19,844
*   Marshall Boya ve Vernik............................   1,004   18,290
*   Menderes Tekstil Sanayi ve Ticaret A.S.............   7,162    1,271
*   Metro Ticari ve Mali Yatirimlar Holding A.S........  47,720   12,900
*   Migros Ticaret A.S.................................   7,692   49,789
    Mutlu Aku ve Malzemeleri Sanayi AS.................   7,218   28,197
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme
       AS..............................................      --        4
    NET Holding A.S....................................      --       --
    Netas Telekomunikasyon A.S.........................  12,310   27,023
    Nuh Cimento Sanayi A.S.............................  13,377   53,525
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................  33,380   71,431
#*  Petkim Petrokimya Holding A.S...................... 142,470  159,848
    Pinar Entegre Et ve Un Sanayi A.S..................   5,800   20,736
    Pinar SUT Mamulleri Sanayii A.S....................   7,182   55,790
*   Polyester Sanayi A.S...............................  51,100   23,981

                                     1142

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
TURKEY -- (Continued)
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.  14,081 $     18,272
*   Sekerbank TAS...................................... 139,437      125,118
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...........  62,227       49,663
    Soda Sanayii A.S...................................  66,749       82,446
*   Tat Gida Sanayi AS.................................  42,626       44,394
#   TAV Havalimanlari Holding A.S......................  35,427      266,513
#   Tekfen Holding A.S.................................  72,271      151,358
*   Teknosa Ic Ve Dis Ticaret A.S......................   3,153       16,271
#*  Tekstil Bankasi A.S................................  83,398       37,771
    Tofas Turk Otomobil Fabrikasi A.S..................  20,384       95,882
    Trakya Cam Sanayi A.S.............................. 134,264      124,367
#   Tupras Turkiye Petrol Rafinerileri A.S.............  30,179      497,450
    Turcas Petrol A.S..................................  28,793       29,214
#   Turk Telekomunikasyon A.S..........................  47,806      118,854
    Turk Traktor ve Ziraat Makineleri A.S..............   3,555       82,036
*   Turkcell Iletisim Hizmetleri A.S...................  48,493      239,539
*   Turkcell Iletisim Hizmetleri A.S. ADR..............  34,271      426,674
#   Turkiye Garanti Bankasi A.S........................ 484,986    1,284,029
    Turkiye Halk Bankasi A.S........................... 111,993      554,754
    Turkiye Is Bankasi................................. 330,670      594,444
#   Turkiye Sinai Kalkinma Bankasi A.S................. 307,964      232,353
#   Turkiye Sise ve Cam Fabrikalari A.S................ 204,083      226,037
    Turkiye Vakiflar Bankasi Tao....................... 240,284      368,264
    Ulker Biskuvi Sanayi A.S...........................  24,642      151,749
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S............  33,719       45,822
*   Vestel Elektronik Sanayi ve Ticaret A.S............  43,607       27,075
*   Yapi Kredi Sigorta A.S.............................      --            4
#   Yapi ve Kredi Bankasi A.S.......................... 182,534      257,798
#*  Zorlu Enerji Elektrik Uretim A.S...................  71,834       30,246
                                                                ------------
TOTAL TURKEY...........................................           12,566,424
                                                                ------------
TOTAL COMMON STOCKS....................................          689,698,527
                                                                ------------
PREFERRED STOCKS -- (2.2%)
BRAZIL -- (2.1%)
    AES Tiete SA.......................................  31,233      244,313
    Alpargatas SA......................................  31,289      163,532
    Banco ABC Brasil SA................................  27,641      136,145
    Banco Bradesco SA.................................. 270,290    2,918,904
    Banco Daycoval SA..................................  15,600       51,094
    Banco do Estado do Rio Grande do Sul SA Class B....  66,616      290,201
    Banco Industrial e Comercial SA....................  21,889       65,346
*   Banco Panamericano SA..............................  44,100       71,697
    Banco Pine SA......................................   8,710       29,011
    Centrais Eletricas Brasileiras SA Class B..........  46,500      180,800
    Centrais Eletricas de Santa Catarina SA............   6,450       40,813
    Cia Brasileira de Distribuicao Grupo Pao de Acucar.  12,514      481,827
    Cia de Gas de Sao Paulo Class A....................   6,800      146,248
    Cia de Saneamento do Parana........................     100          231
    Cia de Transmissao de Energia Eletrica Paulista....  10,487      105,855
    Cia Energetica de Minas Gerais.....................  96,003      552,461
    Cia Energetica de Sao Paulo Class B................  42,400      405,578
    Cia Energetica do Ceara Class A....................   7,465      148,375

                                     1143

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BRAZIL -- (Continued)
    Cia Ferro Ligas da Bahia - Ferbasa.................  16,000 $    84,055
    Cia Paranaense de Energia..........................   9,768     112,141
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  34,595     125,657
    Eucatex SA Industria e Comercio....................   6,800      17,725
    Forjas Taurus SA...................................  26,718      21,479
    Gerdau SA..........................................  10,737      75,861
*   Gol Linhas Aereas Inteligentes SA..................  29,600     115,994
    Itau Unibanco Holding SA........................... 331,418   4,132,001
    Klabin SA.......................................... 154,700     789,254
    Lojas Americanas SA................................  79,747     484,209
    Marcopolo SA....................................... 113,800     244,501
    Oi SA..............................................  54,163      93,091
    Petroleo Brasileiro SA............................. 266,582   1,611,456
    Randon Participacoes SA............................  58,300     224,858
    Saraiva SA Livreiros Editores......................   9,515      78,491
    Suzano Papel e Celulose SA Class A................. 122,400     482,016
    Telefonica Brasil SA...............................     962      18,200
    Unipar Carbocloro SA Class B.......................  25,800       5,131
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 160,300     788,214
    Vale SA............................................  41,000     507,200
                                                                -----------
TOTAL BRAZIL...........................................          16,043,965
                                                                -----------
CHILE -- (0.0%)
    Embotelladora Andina SA............................  18,695      56,885
    Embotelladora Andina SA Class B....................  18,186      68,177
                                                                -----------
TOTAL CHILE............................................             125,062
                                                                -----------
COLOMBIA -- (0.1%)
    Avianca Holdings SA................................  34,043      68,815
    Banco Davivienda SA................................  24,974     265,111
    Grupo Aval Acciones y Valores...................... 253,553     145,899
    Grupo de Inversiones Suramericana SA...............   6,088      94,222
                                                                -----------
TOTAL COLOMBIA.........................................             574,047
                                                                -----------
TOTAL PREFERRED STOCKS.................................          16,743,074
                                                                -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Marfrig Global Foods SA Rights 02/27/14............      47          --
                                                                -----------
MALAYSIA -- (0.0%)
*   Genting Plantations Bhd Warrants 06/17/19..........  12,940      11,562
*   Malaysian Resources Corp. Bhd Warrants 09/16/18....       1          --

                                     1144

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
*     Symphony Life Bhd Warrants 11/11/20..............     14,966 $      1,319
                                                                   ------------
TOTAL MALAYSIA.........................................                  12,881
                                                                   ------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights 12/31/12.............     92,257           --
                                                                   ------------
SOUTH KOREA -- (0.0%)
*     Hyundai Elevator Co., Ltd. Rights 02/07/14.......        577        7,229
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                  20,110
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@  DFA Short Term Investment Fund...................  4,667,243   54,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $196,063 GNMA 3.50%, 09/20/42, valued at
        $176,226) to be repurchased at $172,771........ $      173      172,771
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              54,172,771
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $752,645,056)^^....            $760,634,482
                                                                   ============

                                     1145

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks.................
    Brazil..................... $ 27,471,728 $ 33,173,797   --    $ 60,645,525
    Chile......................    3,247,058    7,158,398   --      10,405,456
    China......................   12,028,792   94,270,195   --     106,298,987
    Colombia...................    4,458,202           --   --       4,458,202
    Czech Republic.............           --    2,151,274   --       2,151,274
    Egypt......................           --      512,033   --         512,033
    Greece.....................      208,807    3,470,913   --       3,679,720
    Hungary....................           --    1,978,266   --       1,978,266
    India......................    3,567,352   40,013,563   --      43,580,915
    Indonesia..................    1,043,369   19,399,759   --      20,443,128
    Malaysia...................      157,814   29,518,373   --      29,676,187
    Mexico.....................   43,518,710       12,732   --      43,531,442
    Peru.......................    1,434,198           --   --       1,434,198
    Philippines................      350,118    9,228,672   --       9,578,790
    Poland.....................           --   17,082,341   --      17,082,341
    Russia.....................      870,625   31,347,362   --      32,217,987
    South Africa...............    7,119,537   43,259,172   --      50,378,709
    South Korea................    4,683,503  102,517,962   --     107,201,465
    Taiwan.....................    4,692,603  105,540,482   --     110,233,085
    Thailand...................   21,644,393           --   --      21,644,393
    Turkey.....................      426,674   12,139,750   --      12,566,424
 Preferred Stocks..............
    Brazil.....................       21,479   16,022,486   --      16,043,965
    Chile......................           --      125,062   --         125,062
    Colombia...................      574,047           --   --         574,047
 Rights/Warrants...............
    Brazil.....................           --           --   --              --
    Malaysia...................           --       12,881   --          12,881
    Poland.....................           --           --   --              --
    South Korea................           --        7,229   --           7,229
 Securities Lending Collateral.           --   54,172,771   --      54,172,771
                                ------------ ------------   --    ------------
 TOTAL......................... $137,519,009 $623,115,473   --    $760,634,482
                                ============ ============   ==    ============

                                     1146

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                   VALUE+
                                                               --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................ $3,191,533,819
                                                               --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,852,195,789)^^.................................. $3,191,533,819
                                                               ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1147

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE+
                                                        ------ -----------
COMMON STOCKS -- (93.1%)
Consumer Discretionary -- (12.5%)
*   1-800-Flowers.com, Inc. Class A....................  3,914 $    19,727
#   Aaron's, Inc.......................................  7,750     208,398
#   Abercrombie & Fitch Co. Class A....................  8,850     313,113
    Advance Auto Parts, Inc............................  7,900     906,999
#*  Aeropostale, Inc...................................  8,325      58,691
    AH Belo Corp. Class A..............................  1,226       9,796
    Allison Transmission Holdings, Inc.................    387      11,119
*   Amazon.com, Inc.................................... 38,978  13,981,019
    Ambassadors Group, Inc.............................  1,423       7,072
*   AMC Networks, Inc. Class A.........................  5,981     385,416
#*  America's Car-Mart, Inc............................  1,100      42,405
#*  American Apparel, Inc..............................    532         525
*   American Axle & Manufacturing Holdings, Inc........  3,762      70,048
#   American Eagle Outfitters, Inc..................... 18,300     247,599
#*  American Public Education, Inc.....................  2,200      93,126
*   ANN, Inc...........................................  5,225     168,977
*   Apollo Education Group, Inc. Class A............... 10,210     329,681
    Arctic Cat, Inc....................................  2,500     105,850
*   Asbury Automotive Group, Inc.......................  2,900     136,358
*   Ascena Retail Group, Inc........................... 13,900     260,764
#*  Ascent Capital Group, Inc. Class A.................  1,135      81,209
#   Autoliv, Inc....................................... 10,143     919,666
#*  AutoNation, Inc....................................  4,387     216,674
*   AutoZone, Inc......................................  3,800   1,881,228
*   Ballantyne Strong, Inc.............................  2,600      12,376
*   Bally Technologies, Inc............................  4,400     322,608
#*  Barnes & Noble, Inc................................  3,400      45,832
    Bassett Furniture Industries, Inc..................    306       4,315
#   Beasley Broadcasting Group, Inc. Class A...........    325       2,971
*   Beazer Homes USA, Inc..............................    779      17,535
#   bebe stores, Inc...................................  3,388      16,838
*   Bed Bath & Beyond, Inc............................. 22,104   1,411,340
    Best Buy Co., Inc.................................. 29,105     685,132
    Big 5 Sporting Goods Corp..........................  2,146      36,825
#*  Big Lots, Inc......................................  5,898     158,007
*   Biglari Holdings, Inc..............................    258     112,736
#*  BJ's Restaurants, Inc..............................  2,498      70,843
#*  Blue Nile, Inc.....................................  1,407      60,585
#   Blyth, Inc.........................................    836       7,842
    Bob Evans Farms, Inc...............................  3,500     175,875
#*  Body Central Corp..................................  1,200       4,104
#   Bon-Ton Stores, Inc. (The).........................  2,096      22,532
*   Books-A-Million, Inc...............................  1,295       2,991
    BorgWarner, Inc.................................... 24,730   1,328,001
#*  Boyd Gaming Corp...................................  5,900      62,304
*   Bravo Brio Restaurant Group, Inc...................  1,543      23,052
*   Bridgepoint Education, Inc.........................  1,683      29,251
    Brinker International, Inc.........................  7,728     373,726
    Brown Shoe Co., Inc................................  5,187     122,828
    Brunswick Corp.....................................  9,823     407,262
#   Buckle, Inc. (The).................................  3,112     137,924

                                     1148

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Buffalo Wild Wings, Inc............................   2,000 $   283,720
*   Build-A-Bear Workshop, Inc.........................   2,400      20,952
#*  Cabela's, Inc......................................   4,900     327,614
#   Cablevision Systems Corp. Class A..................  20,795     333,552
*   Cache, Inc.........................................   1,087       5,500
#*  Caesars Acquisition Co. Class A....................   1,600      21,168
#*  Caesars Entertainment Corp.........................   2,900      63,829
#   Callaway Golf Co...................................   6,900      56,373
*   Cambium Learning Group, Inc........................  11,314      21,497
#   Capella Education Co...............................   1,400      87,346
*   Career Education Corp..............................   6,800      36,992
#*  CarMax, Inc........................................  24,738   1,115,931
*   Carmike Cinemas, Inc...............................   1,680      45,545
    Carnival Corp......................................  43,471   1,703,628
    Carriage Services, Inc.............................   2,167      46,374
#*  Carrols Restaurant Group, Inc......................   2,151      13,100
#   Carter's, Inc......................................   6,800     457,300
    Cato Corp. (The) Class A...........................   2,761      77,198
*   Cavco Industries, Inc..............................   1,157      90,385
    CBS Corp. Class A..................................   5,128     300,860
    CBS Corp. Class B..................................  62,458   3,667,534
    CEC Entertainment, Inc.............................   1,857     100,204
#*  Central European Media Enterprises, Ltd.
      Class A..........................................     524       1,556
#*  Charter Communications, Inc. Class A...............   7,900   1,082,300
    Cheesecake Factory, Inc. (The).....................   5,550     247,197
    Cherokee, Inc......................................     542       7,420
    Chico's FAS, Inc...................................  18,000     298,800
*   Children's Place Retail Stores, Inc. (The).........   2,340     123,248
*   Chipotle Mexican Grill, Inc........................   3,385   1,868,385
#   Choice Hotels International, Inc...................   3,175     154,083
*   Christopher & Banks Corp...........................     817       5,833
    Churchill Downs, Inc...............................   1,444     128,675
    Cinemark Holdings, Inc.............................  11,217     328,770
*   Citi Trends, Inc...................................   1,200      19,200
    Clear Channel Outdoor Holdings, Inc. Class A.......   3,850      36,383
#   Coach, Inc.........................................  28,168   1,348,966
#*  Coldwater Creek, Inc...............................     300         264
#   Collectors Universe, Inc...........................     600      11,994
#   Columbia Sportswear Co.............................   1,327      98,662
    Comcast Corp. Class A.............................. 224,903  12,245,968
    Comcast Corp. Special Class A......................  52,772   2,762,614
#*  Conn's, Inc........................................   2,882     174,966
#   Cooper Tire & Rubber Co............................   6,429     150,439
    Core-Mark Holding Co., Inc.........................   1,200      90,780
#*  Corinthian Colleges, Inc...........................   8,800      12,936
*   Costa, Inc.........................................     845      18,159
    Cracker Barrel Old Country Store, Inc..............   2,300     227,723
*   Crocs, Inc.........................................   9,700     148,895
#*  Crown Media Holdings, Inc. Class A.................     130         398
    CSS Industries, Inc................................   1,250      33,500
    CST Brands, Inc....................................   6,522     208,247
    CTC Media, Inc.....................................   6,208      71,144
    Culp, Inc..........................................   1,492      30,153

                                     1149

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Cumulus Media, Inc. Class A........................   4,000 $   26,760
#   Dana Holding Corp..................................  16,000    302,720
#   Darden Restaurants, Inc............................  12,962    640,841
#*  Deckers Outdoor Corp...............................   3,000    233,850
#*  dELiA*s, Inc.......................................   1,100        814
    Delphi Automotive P.L.C............................  31,209  1,900,316
    Destination Maternity Corp.........................   1,600     42,928
#*  Destination XL Group, Inc..........................   4,200     22,596
    DeVry Education Group, Inc.........................     182      6,577
    Dick's Sporting Goods, Inc.........................   9,990    524,475
#*  Digital Generation, Inc............................   2,200     29,700
    Dillard's, Inc. Class A............................   3,826    334,010
    DineEquity, Inc....................................   1,700    132,277
*   DIRECTV............................................  57,609  3,999,793
*   Discovery Communications, Inc. Class A.............  15,768  1,257,971
*   Discovery Communications, Inc. Class C.............  11,052    814,753
*   DISH Network Corp. Class A.........................  23,355  1,316,755
*   Dollar General Corp................................  30,484  1,716,859
*   Dollar Tree, Inc...................................  24,100  1,217,532
    Domino's Pizza, Inc................................   5,786    408,549
*   Dorman Products, Inc...............................   2,578    134,468
#*  Dover Downs Gaming & Entertainment, Inc............   2,000      3,160
#   DR Horton, Inc.....................................  29,700    697,356
#*  DreamWorks Animation SKG, Inc. Class A.............   7,680    259,123
    Drew Industries, Inc...............................   2,271    109,212
    DSW, Inc. Class A..................................   7,616    286,742
#   Dunkin' Brands Group, Inc..........................  10,785    501,826
*   Education Management Corp..........................   3,571     24,747
    Einstein Noah Restaurant Group, Inc................     395      6,028
#*  Entercom Communications Corp. Class A..............   2,510     23,669
#   Entravision Communications Corp. Class A...........   4,908     29,595
#   Ethan Allen Interiors, Inc.........................   2,900     73,196
*   EW Scripps Co. Class A.............................   3,300     60,753
    Expedia, Inc.......................................  10,207    663,251
*   Express, Inc.......................................   8,200    142,024
*   Family Dollar Stores, Inc..........................  11,175    690,839
*   Famous Dave's Of America, Inc......................   1,098     18,457
#*  Federal-Mogul Corp.................................   2,097     37,494
*   Fiesta Restaurant Group, Inc.......................   2,096     90,065
*   Fifth & Pacific Cos., Inc..........................  12,745    365,782
    Finish Line, Inc. (The) Class A....................   5,300    135,945
    Foot Locker, Inc...................................  15,542    599,921
    Ford Motor Co...................................... 386,912  5,788,204
*   Fossil Group, Inc..................................   5,703    637,766
#   Fred's, Inc. Class A...............................   3,670     64,152
#*  FTD Cos., Inc......................................   1,870     57,970
*   Fuel Systems Solutions, Inc........................   1,392     17,108
*   G-III Apparel Group, Ltd...........................   1,800    125,946
*   Gaiam, Inc. Class A................................   1,309      8,888
#   GameStop Corp. Class A.............................  12,940    453,806
*   Gaming Partners International Corp.................     800      6,536
    Gannett Co., Inc...................................  23,899    657,939
    Gap, Inc. (The)....................................  32,880  1,252,070

                                     1150

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#   Garmin, Ltd........................................  12,906 $   581,415
*   Geeknet, Inc.......................................     500       8,895
*   General Motors Co..................................  77,360   2,791,149
*   Genesco, Inc.......................................   2,400     168,528
    Gentex Corp........................................  15,495     501,883
*   Gentherm, Inc......................................   2,458      62,630
#   Genuine Parts Co...................................  16,830   1,384,267
    GNC Holdings, Inc. Class A.........................  10,132     517,847
#   Goodyear Tire & Rubber Co. (The)...................  26,660     630,776
    Gordmans Stores, Inc...............................     279       2,014
    Graham Holdings Co. Class B........................     500     313,030
*   Grand Canyon Education, Inc........................   4,308     188,777
*   Gray Television, Inc...............................   4,850      55,193
#   Group 1 Automotive, Inc............................   2,780     169,941
#*  Groupon, Inc.......................................  27,605     288,748
#   Guess?, Inc........................................   6,590     184,850
    H&R Block, Inc.....................................  29,001     881,630
    Hanesbrands, Inc...................................  10,675     759,420
    Harley-Davidson, Inc...............................  24,000   1,480,560
    Harman International Industries, Inc...............   7,400     765,382
#   Harte-Hanks, Inc...................................   3,368      23,071
#   Hasbro, Inc........................................  12,600     618,912
    Haverty Furniture Cos., Inc........................   1,700      47,294
*   Helen of Troy, Ltd.................................   4,100     225,664
#*  hhgregg, Inc.......................................   2,516      20,782
#*  Hibbett Sports, Inc................................   2,888     173,309
    Hillenbrand, Inc...................................   6,405     173,383
    Home Depot, Inc. (The)............................. 149,092  11,457,720
#*  HomeAway, Inc......................................   3,600     147,096
#   Hooker Furniture Corp..............................   1,300      19,695
    HSN, Inc...........................................   4,220     231,129
#*  Hyatt Hotels Corp. Class A.........................   4,993     238,615
#*  Iconix Brand Group, Inc............................   7,198     267,766
    International Game Technology......................  27,800     401,154
    International Speedway Corp. Class A...............   2,075      69,658
    Interpublic Group of Cos., Inc. (The)..............  44,816     731,397
    Interval Leisure Group, Inc........................   4,458     117,691
#*  iRobot Corp........................................   2,767      97,786
*   Isle of Capri Casinos, Inc.........................   3,400      32,504
#*  ITT Educational Services, Inc......................   1,300      38,220
*   Jack in the Box, Inc...............................   4,400     222,508
#   JAKKS Pacific, Inc.................................   2,151      12,390
*   Jarden Corp........................................   9,712     587,090
#*  JC Penney Co., Inc.................................  16,086      95,229
#   John Wiley & Sons, Inc. Class A....................   5,120     277,197
    Johnson Controls, Inc..............................  70,796   3,265,112
    Johnson Outdoors, Inc. Class A.....................   1,187      28,215
    Jones Group, Inc. (The)............................   8,808     129,918
#*  Jos A Bank Clothiers, Inc..........................   3,300     185,526
*   Journal Communications, Inc. Class A...............   5,077      40,464
*   K12, Inc...........................................   2,215      48,619
#   KB Home............................................   8,900     172,126
*   Kid Brands, Inc....................................   1,200       1,152

                                     1151

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Kirkland's, Inc....................................   1,502 $    28,283
#   Kohl's Corp........................................  23,760   1,202,969
*   Kona Grill, Inc....................................   1,120      17,595
#*  Krispy Kreme Doughnuts, Inc........................   5,319      91,753
    L Brands, Inc......................................  26,236   1,373,717
    La-Z-Boy, Inc......................................   6,000     161,520
#*  Lakeland Industries, Inc...........................   1,000       6,550
*   Lamar Advertising Co. Class A......................   6,915     336,484
    Las Vegas Sands Corp...............................  43,041   3,293,497
#*  LeapFrog Enterprises, Inc..........................   5,500      39,160
    Lear Corp..........................................  10,200     737,766
*   Learning Tree International, Inc...................   1,342       4,496
#   Leggett & Platt, Inc...............................  15,277     458,616
#   Lennar Corp. Class A...............................  17,141     688,383
    Lennar Corp. Class B...............................   1,241      40,630
*   Libbey, Inc........................................   2,200      47,388
*   Liberty Global P.L.C. Class A......................  22,037   1,761,417
*   Liberty Global P.L.C. Class B......................      95       7,648
*   Liberty Global P.L.C. Series C.....................  16,908   1,341,312
*   Liberty Interactive Corp. Class A..................  55,690   1,487,480
*   Liberty Interactive Corp. Class B..................     201       5,559
*   Liberty Media Corp. Class A........................  10,779   1,418,409
*   Liberty Media Corp. Class B........................     200      26,387
*   Liberty Ventures Series A..........................   3,322     385,352
#*  Life Time Fitness, Inc.............................   4,178     171,966
    Lifetime Brands, Inc...............................     300       4,626
#*  LIN Media LLC Class A..............................   3,200      79,072
    Lincoln Educational Services Corp..................   2,164       9,457
#   Lions Gate Entertainment Corp......................   7,700     248,941
    Lithia Motors, Inc. Class A........................   2,487     139,993
*   Live Nation Entertainment, Inc.....................  15,286     325,133
*   LKQ Corp...........................................  31,047     840,442
*   Loral Space & Communications, Inc..................   1,300      96,655
    Lowe's Cos., Inc................................... 114,972   5,322,054
*   Luby's, Inc........................................   1,849      12,074
#*  Lululemon Athletica, Inc...........................   8,363     382,105
#*  Lumber Liquidators Holdings, Inc...................   2,649     235,735
*   M/I Homes, Inc.....................................   2,750      67,623
    Macy's, Inc........................................  41,439   2,204,555
*   Madison Square Garden Co. (The) Class A............   6,500     377,195
    Marcus Corp. (The).................................   2,400      31,344
    Marine Products Corp...............................   1,898      15,203
*   MarineMax, Inc.....................................   1,700      25,075
    Marriott International, Inc. Class A...............  27,826   1,371,822
*   Marriott Vacations Worldwide Corp..................   2,389     114,385
*   Martha Stewart Living Omnimedia Class A............   2,700      10,773
    Mattel, Inc........................................  36,665   1,387,404
    Matthews International Corp. Class A...............   2,000      85,040
#*  McClatchy Co. (The) Class A........................   4,300      19,608
    McDonald's Corp.................................... 107,641  10,136,553
#   MDC Holdings, Inc..................................   4,445     137,306
#*  Media General, Inc. Class A........................     800      14,264
    Men's Wearhouse, Inc. (The)........................   5,635     270,705

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Discretionary -- (Continued)
    Meredith Corp......................................  2,528 $  115,732
*   Meritage Homes Corp................................  3,700    179,709
*   MGM Resorts International.......................... 40,164    978,395
*   Michael Kors Holdings, Ltd......................... 19,953  1,594,843
*   Modine Manufacturing Co............................  3,907     51,182
*   Mohawk Industries, Inc.............................  6,632    942,938
*   Monarch Casino & Resort, Inc.......................  1,845     35,553
#   Monro Muffler Brake, Inc...........................  2,978    165,309
#   Morningstar, Inc...................................  2,287    176,556
*   Motorcar Parts of America, Inc.....................    783     15,762
    Movado Group, Inc..................................  2,362     89,166
*   Multimedia Games Holding Co., Inc..................  2,364     75,081
*   Murphy USA, Inc....................................  4,848    187,812
    NACCO Industries, Inc. Class A.....................    387     22,848
*   Nathan's Famous, Inc...............................    509     24,905
    National CineMedia, Inc............................  6,419    119,907
*   Nautilus, Inc......................................  4,149     35,349
*   Netflix, Inc.......................................  5,700  2,333,181
*   New York & Co., Inc................................  5,059     22,917
    New York Times Co. (The) Class A................... 14,000    197,960
    Newell Rubbermaid, Inc............................. 31,068    960,001
*   News Corp. Class A................................. 41,104    656,020
#*  News Corp. Class B................................. 11,390    177,798
    Nexstar Broadcasting Group, Inc. Class A...........  2,793    134,204
    NIKE, Inc. Class B................................. 76,495  5,572,661
#   Nordstrom, Inc..................................... 17,146    985,038
    Nutrisystem, Inc...................................  2,651     37,697
*   NVR, Inc...........................................    500    576,705
*   O'Reilly Automotive, Inc........................... 12,850  1,683,093
*   Office Depot, Inc.................................. 46,175    225,796
*   Omnicom Group, Inc................................. 27,235  1,976,716
*   Orbitz Worldwide, Inc..............................  3,586     25,819
*   Orient-Express Hotels, Ltd. Class A................  8,827    124,990
#*  Outerwall, Inc.....................................  2,800    180,068
#*  Overstock.com, Inc.................................  1,830     38,540
    Oxford Industries, Inc.............................  1,382    104,300
#*  Pacific Sunwear of California, Inc.................  6,000     17,280
#*  Panera Bread Co. Class A...........................  3,075    519,890
    Papa John's International, Inc.....................  3,800    182,894
#*  Penn National Gaming, Inc..........................  6,827     80,081
    Penske Automotive Group, Inc.......................  4,700    201,677
*   Pep Boys-Manny, Moe & Jack (The)...................  4,332     51,724
*   Perry Ellis International, Inc.....................    969     15,184
#   PetMed Express, Inc................................  2,200     29,106
#   PetSmart, Inc...................................... 11,200    705,600
#   Pier 1 Imports, Inc................................ 10,500    200,655
*   Pinnacle Entertainment, Inc........................  5,100    111,435
#   Polaris Industries, Inc............................  6,994    875,649
    Pool Corp..........................................  5,100    276,318
*   Popeyes Louisiana Kitchen, Inc.....................  2,600    104,650
*   priceline.com, Inc.................................  5,482  6,276,287
    PulteGroup, Inc.................................... 36,663    744,992
    PVH Corp...........................................  8,755  1,058,217

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#*  Quiksilver, Inc....................................   8,658 $   61,039
#*  RadioShack Corp....................................  11,260     27,024
    Ralph Lauren Corp..................................   6,300    988,407
#*  Red Lion Hotels Corp...............................   2,034     11,797
*   Red Robin Gourmet Burgers, Inc.....................   1,300     83,759
#   Regal Entertainment Group Class A..................   9,436    184,002
    Regis Corp.........................................   4,556     56,175
    Rent-A-Center, Inc.................................   6,145    153,256
*   Rentrak Corp.......................................   1,137     64,900
    RG Barry Corp......................................   1,300     23,023
*   Rick's Cabaret International, Inc..................   1,000     11,290
    Rocky Brands, Inc..................................     231      3,585
    Ross Stores, Inc...................................  24,000  1,629,840
    Royal Caribbean Cruises, Ltd.......................  15,100    748,960
*   Ruby Tuesday, Inc..................................   5,370     30,072
    Ruth's Hospitality Group, Inc......................   4,284     56,078
#   Ryland Group, Inc. (The)...........................   4,600    205,344
    Saga Communications, Inc. Class A..................     676     33,354
    Salem Communications Corp. Class A.................     400      3,440
*   Sally Beauty Holdings, Inc.........................  17,735    503,319
#   Scholastic Corp....................................   2,600     85,774
#*  Scientific Games Corp. Class A.....................   5,774     81,298
    Scripps Networks Interactive, Inc. Class A.........   9,189    666,386
#*  Sears Holdings Corp................................   4,332    157,555
#*  Select Comfort Corp................................   5,594     91,574
    Service Corp. International/US.....................  22,783    403,259
*   Shiloh Industries, Inc.............................   1,564     23,585
    Shoe Carnival, Inc.................................     771     19,044
#*  Shutterfly, Inc....................................   3,662    173,432
    Signet Jewelers, Ltd...............................   8,700    692,085
#   Sinclair Broadcast Group, Inc. Class A.............   7,300    229,366
#*  Sirius XM Holdings, Inc............................ 354,576  1,269,382
    Six Flags Entertainment Corp.......................   8,578    307,864
*   Skechers U.S.A., Inc. Class A......................   3,800    109,782
#*  Skyline Corp.......................................     800      5,200
    Sonic Automotive, Inc. Class A.....................   4,001     89,742
*   Sonic Corp.........................................   6,463    114,977
    Sotheby's..........................................   7,207    345,359
    Spartan Motors, Inc................................   3,375     19,406
    Speedway Motorsports, Inc..........................   2,352     45,064
#   Stage Stores, Inc..................................   3,250     63,700
    Standard Motor Products, Inc.......................   1,900     62,149
#*  Standard Pacific Corp..............................  17,289    152,143
*   Stanley Furniture Co., Inc.........................     637      2,421
#   Staples, Inc.......................................  69,757    918,002
    Starbucks Corp.....................................  79,588  5,660,299
    Starwood Hotels & Resorts Worldwide, Inc...........  21,047  1,572,421
*   Starz..............................................  11,477    321,126
*   Starz Class B......................................     200      5,594
    Stein Mart, Inc....................................   3,347     41,436
*   Steiner Leisure, Ltd...............................   1,400     68,614
*   Steven Madden, Ltd.................................   6,892    224,610
*   Stoneridge, Inc....................................   3,400     38,692

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
*   Strayer Education, Inc.............................     500 $    17,480
#   Sturm Ruger & Co., Inc.............................   1,900     144,723
    Superior Industries International, Inc.............   2,200      40,062
    Superior Uniform Group, Inc........................     162       2,527
*   Systemax, Inc......................................   1,666      18,842
#*  Tandy Leather Factory, Inc.........................     663       5,642
    Target Corp........................................  65,382   3,703,236
*   Tempur Sealy International, Inc....................   6,523     321,519
*   Tenneco, Inc.......................................   6,595     374,860
#*  Tesla Motors, Inc..................................   8,472   1,536,906
    Texas Roadhouse, Inc...............................   6,800     164,900
    Thor Industries, Inc...............................   4,861     249,710
    Tiffany & Co.......................................  13,444   1,118,406
#*  Tile Shop Holdings, Inc............................   1,665      23,526
    Time Warner Cable, Inc.............................  30,636   4,082,860
    Time Warner, Inc...................................  98,792   6,207,101
    TJX Cos., Inc......................................  75,742   4,344,561
#*  Toll Brothers, Inc.................................  15,760     579,180
*   Tower International, Inc...........................     600      13,338
    Town Sports International Holdings, Inc............   2,129      23,227
    Tractor Supply Co..................................  15,088   1,003,503
#*  TripAdvisor, Inc...................................  11,496     887,376
*   TRW Automotive Holdings Corp.......................  12,328     914,121
*   Tuesday Morning Corp...............................   3,200      42,048
#   Tupperware Brands Corp.............................   6,100     477,996
    Twenty-First Century Fox, Inc. Class A............. 163,146   5,191,306
    Twenty-First Century Fox, Inc. Class B.............  45,563   1,423,388
*   Ulta Salon Cosmetics & Fragrance, Inc..............   6,522     559,001
#*  Under Armour, Inc. Class A.........................   7,800     843,258
*   Unifi, Inc.........................................   1,766      40,954
*   Universal Electronics, Inc.........................   1,700      60,758
    Universal Technical Institute, Inc.................   2,300      27,071
*   Urban Outfitters, Inc..............................  12,450     445,959
    Vail Resorts, Inc..................................   3,700     252,155
    Valassis Communications, Inc.......................   3,990     135,660
#   Value Line, Inc....................................     400       4,992
*   Valuevision Media, Inc. Class A....................   3,000      18,510
*   Vera Bradley, Inc..................................   2,206      52,988
    VF Corp............................................  37,800   2,209,410
    Viacom, Inc. Class A...............................   1,192      98,197
    Viacom, Inc. Class B...............................  46,874   3,848,355
*   Visteon Corp.......................................   4,607     373,213
*   Vitacost.com, Inc..................................     489       2,699
*   Vitamin Shoppe, Inc................................   2,565     114,963
*   VOXX International Corp............................   1,966      26,207
    Walt Disney Co. (The).............................. 183,316  13,310,575
#   Weight Watchers International, Inc.................   2,900      78,387
#   Wendy's Co. (The)..................................  33,225     301,351
*   West Marine, Inc...................................   2,681      35,094
*   Wet Seal, Inc. (The) Class A.......................   9,200      21,988
    Whirlpool Corp.....................................   8,265   1,101,725
    Williams-Sonoma, Inc...............................   9,360     510,307
    Winmark Corp.......................................     300      24,195

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
*   Winnebago Industries, Inc..........................   2,736 $     65,555
#   Wolverine World Wide, Inc..........................  10,800      301,320
#   World Wrestling Entertainment, Inc. Class A........   3,100       74,989
    Wyndham Worldwide Corp.............................  15,302    1,085,524
#   Wynn Resorts, Ltd..................................   8,681    1,887,423
    Yum! Brands, Inc...................................  46,861    3,146,716
*   Zagg, Inc..........................................     171          722
*   Zale Corp..........................................   2,400       36,288
#*  Zumiez, Inc........................................   2,400       51,648
                                                                ------------
Total Consumer Discretionary...........................          272,190,971
                                                                ------------
Consumer Staples -- (8.2%)
#   Alico, Inc.........................................     496       18,114
*   Alliance One International, Inc....................   8,769       22,536
    Altria Group, Inc.................................. 214,752    7,563,565
    Andersons, Inc. (The)..............................   1,785      147,691
*   Annie's, Inc.......................................   1,643       65,917
    Archer-Daniels-Midland Co..........................  70,090    2,767,153
    Avon Products, Inc.................................  44,150      657,394
#   B&G Foods, Inc.....................................   5,470      179,252
    Beam, Inc..........................................  14,780    1,231,174
*   Boston Beer Co., Inc. (The) Class A................     785      163,523
#*  Boulder Brands, Inc................................   7,136      102,330
    Brown-Forman Corp. Class A.........................   8,651      666,300
    Brown-Forman Corp. Class B.........................  12,794      985,138
    Bunge, Ltd.........................................  15,335    1,161,780
#   Cal-Maine Foods, Inc...............................   2,100      105,798
#   Calavo Growers, Inc................................   1,264       38,400
#   Campbell Soup Co...................................  20,300      836,563
    Casey's General Stores, Inc........................   4,100      281,547
*   Central Garden and Pet Co..........................   1,175        7,591
*   Central Garden and Pet Co. Class A.................   3,229       20,149
#*  Chefs' Warehouse, Inc. (The).......................     525       12,395
*   Chiquita Brands International, Inc.................   4,900       51,842
    Church & Dwight Co., Inc...........................  14,700      949,326
#   Clorox Co. (The)...................................  13,216    1,166,576
    Coca-Cola Bottling Co. Consolidated................     481       32,843
    Coca-Cola Co. (The)................................ 431,559   16,321,561
    Coca-Cola Enterprises, Inc.........................  30,541    1,322,120
    Colgate-Palmolive Co...............................  97,966    5,998,458
    ConAgra Foods, Inc.................................  43,589    1,385,694
*   Constellation Brands, Inc. Class A.................  17,900    1,372,393
    Costco Wholesale Corp..............................  47,166    5,299,572
*   Crimson Wine Group, Ltd............................   2,024       16,617
    CVS Caremark Corp.................................. 132,004    8,939,311
*   Darling International, Inc.........................  12,564      245,752
*   Dean Foods Co......................................  10,084      159,327
    Dr Pepper Snapple Group, Inc.......................  22,078    1,057,095
*   Elizabeth Arden, Inc...............................   2,600       70,512
    Energizer Holdings, Inc............................   6,800      642,600
    Estee Lauder Cos., Inc. (The) Class A..............  24,419    1,678,562
*   Farmer Bros Co.....................................   1,300       28,119
    Flowers Foods, Inc.................................  20,404      427,464

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Fresh Del Monte Produce, Inc.......................   3,973 $   105,126
#*  Fresh Market, Inc. (The)...........................   4,133     144,490
    General Mills, Inc.................................  68,607   3,294,508
#   Green Mountain Coffee Roasters, Inc................  13,562   1,098,522
*   Hain Celestial Group, Inc. (The)...................   4,200     385,938
#   Herbalife, Ltd.....................................  10,600     682,322
    Hershey Co. (The)..................................  16,122   1,602,527
    Hillshire Brands Co................................  13,670     486,925
    Hormel Foods Corp..................................  15,600     708,864
    Ingles Markets, Inc. Class A.......................   1,110      30,170
    Ingredion, Inc.....................................   7,943     494,849
    Inter Parfums, Inc.................................   1,760      57,270
*   Inventure Foods, Inc...............................   1,529      19,158
    J&J Snack Foods Corp...............................   1,491     131,357
    JM Smucker Co. (The)...............................  11,871   1,144,246
    John B Sanfilippo & Son, Inc.......................   1,301      30,118
    Kellogg Co.........................................  26,695   1,547,776
    Kimberly-Clark Corp................................  41,025   4,486,904
    Kraft Foods Group, Inc.............................  60,194   3,151,156
    Kroger Co. (The)...................................  55,543   2,005,102
#   Lancaster Colony Corp..............................   2,100     182,532
#   Lifeway Foods, Inc.................................     315       4,423
    Lorillard, Inc.....................................  40,200   1,978,644
#   McCormick & Co., Inc.(579780107)...................     607      39,273
    McCormick & Co., Inc.(579780206)...................  12,914     828,821
    Mead Johnson Nutrition Co..........................  20,972   1,612,537
#*  Medifast, Inc......................................   2,100      55,713
    MGP Ingredients, Inc...............................     233       1,284
    Molson Coors Brewing Co. Class B...................  13,905     731,959
    Mondelez International, Inc. Class A............... 179,215   5,869,291
*   Monster Beverage Corp..............................  15,848   1,076,079
*   National Beverage Corp.............................   1,044      21,642
*   Natural Alternatives International, Inc............   1,000       5,270
    Nu Skin Enterprises, Inc. Class A..................   6,221     529,718
*   Nutraceutical International Corp...................   1,459      36,533
    Oil-Dri Corp. of America...........................     641      22,018
*   Omega Protein Corp.................................   2,100      21,273
*   Pantry, Inc. (The).................................   3,100      45,291
    PepsiCo, Inc....................................... 166,178  13,354,064
    Philip Morris International, Inc................... 170,074  13,289,582
*   Pilgrim's Pride Corp...............................   7,683     128,537
#*  Post Holdings, Inc.................................   3,247     173,812
    Pricesmart, Inc....................................   2,200     199,980
    Procter & Gamble Co. (The)......................... 295,232  22,620,676
    Reliv International, Inc...........................   1,707       3,721
#*  Revlon, Inc. Class A...............................   1,909      44,823
    Reynolds American, Inc.............................  34,400   1,668,400
*   Rite Aid Corp......................................  77,945     432,595
    Rocky Mountain Chocolate Factory, Inc..............     950      11,039
    Safeway, Inc.......................................  26,773     836,389
#   Sanderson Farms, Inc...............................   2,050     152,418
*   Seneca Foods Corp. Class A.........................     500      14,535
#   Snyders-Lance, Inc.................................   4,096     109,404

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Spartan Stores, Inc................................   4,621 $    104,388
    Spectrum Brands Holdings, Inc......................   2,435      183,234
#*  Susser Holdings Corp...............................   1,610       98,178
#   Sysco Corp.........................................  62,531    2,193,588
#   Tootsie Roll Industries, Inc.......................   1,990       60,377
*   TreeHouse Foods, Inc...............................   3,630      238,999
    Tyson Foods, Inc. Class A..........................  31,488    1,177,651
#*  United Natural Foods, Inc..........................   5,300      358,121
#   United-Guardian, Inc...............................     600       17,190
#   Universal Corp.....................................   2,600      133,432
#*  USANA Health Sciences, Inc.........................     800       47,896
#   Vector Group, Ltd..................................   5,265       94,033
    Wal-Mart Stores, Inc............................... 174,326   13,018,666
    Walgreen Co........................................  99,778    5,722,268
    WD-40 Co...........................................   1,600      109,968
    Weis Markets, Inc..................................   1,930       94,995
*   WhiteWave Foods Co. Class A........................  12,488      302,334
    Whole Foods Market, Inc............................  36,249    1,894,373
                                                                ------------
Total Consumer Staples.................................          177,759,349
                                                                ------------
Energy -- (8.9%)
    Adams Resources & Energy, Inc......................     300       19,956
#   Alon USA Energy, Inc...............................   1,957       30,744
#*  Alpha Natural Resources, Inc.......................  23,317      132,441
    Anadarko Petroleum Corp............................  54,122    4,367,104
    Apache Corp........................................  39,992    3,209,758
#*  Approach Resources, Inc............................   2,871       57,678
#   Arch Coal, Inc.....................................  18,846       79,907
*   Atwood Oceanics, Inc...............................   6,359      301,417
    Baker Hughes, Inc..................................  43,010    2,436,086
#*  Basic Energy Services, Inc.........................   2,300       39,399
#*  Bill Barrett Corp..................................   5,020      140,610
    Bolt Technology Corp...............................   1,050       22,754
*   Bonanza Creek Energy, Inc..........................   2,888      117,570
#*  BPZ Resources, Inc.................................  10,000       20,000
    Bristow Group, Inc.................................   3,865      277,468
#*  C&J Energy Services, Inc...........................   3,963       92,655
    Cabot Oil & Gas Corp...............................  45,200    1,807,096
#*  Cal Dive International, Inc........................   9,937       16,297
*   Callon Petroleum Co................................   3,810       25,718
*   Cameron International Corp.........................  26,059    1,562,758
#   CARBO Ceramics, Inc................................   2,120      244,054
*   Carrizo Oil & Gas, Inc.............................   4,500      184,950
*   Cheniere Energy, Inc...............................  21,250      933,725
    Chesapeake Energy Corp.............................  68,738    1,849,740
    Chevron Corp....................................... 207,157   23,124,936
    Cimarex Energy Co..................................   9,117      893,284
*   Clayton Williams Energy, Inc.......................     500       34,510
#*  Clean Energy Fuels Corp............................   7,414       88,449
*   Cloud Peak Energy, Inc.............................   5,872      109,983
*   Cobalt International Energy, Inc...................  27,161      444,626
#   Comstock Resources, Inc............................   4,800       82,320
*   Concho Resources, Inc..............................  10,824    1,058,479

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    ConocoPhillips..................................... 124,211 $ 8,067,504
    CONSOL Energy, Inc.................................  24,000     896,400
*   Contango Oil & Gas Co..............................     316      13,259
#*  Continental Resources, Inc.........................   4,690     516,838
    Core Laboratories NV...............................   5,125     916,965
#   Crosstex Energy, Inc...............................   5,400     202,500
*   Dawson Geophysical Co..............................     600      19,422
    Delek US Holdings, Inc.............................   3,538     107,201
*   Denbury Resources, Inc.............................  39,570     635,890
    Devon Energy Corp..................................  39,786   2,356,127
#   DHT Holdings, Inc..................................     331       2,718
#   Diamond Offshore Drilling, Inc.....................   7,128     345,993
#*  Double Eagle Petroleum Co..........................     267         579
*   Dresser-Rand Group, Inc............................   8,267     471,219
*   Dril-Quip, Inc.....................................   3,733     375,390
*   Emerald Oil, Inc...................................   1,603      12,295
#*  Endeavour International Corp.......................   3,414      22,498
    Energen Corp.......................................   7,800     551,616
#   Energy XXI Bermuda, Ltd............................   6,972     160,007
    EOG Resources, Inc.................................  28,622   4,729,499
*   EPL Oil & Gas, Inc.................................   3,224      86,629
    EQT Corp...........................................  16,299   1,512,710
*   Era Group, Inc.....................................   2,200      64,438
#*  Exterran Holdings, Inc.............................   6,100     211,914
    Exxon Mobil Corp................................... 471,305  43,435,469
*   FMC Technologies, Inc..............................  25,264   1,249,052
#*  Geospace Technologies Corp.........................   1,000      79,520
#*  Global Geophysical Services, Inc...................   2,881       4,264
#*  Goodrich Petroleum Corp............................     422       7,267
#   Green Plains Renewable Energy, Inc.................   2,214      49,328
*   Gulf Coast Ultra Deep Royalty Trust................  11,977      30,182
    Gulf Island Fabrication, Inc.......................   1,100      22,286
    Gulfmark Offshore, Inc. Class A....................   1,575      67,032
*   Gulfport Energy Corp...............................   8,422     513,321
    Halliburton Co.....................................  98,357   4,820,477
#*  Harvest Natural Resources, Inc.....................   3,600      15,804
*   Helix Energy Solutions Group, Inc..................  10,766     219,519
    Helmerich & Payne, Inc.............................  11,191     985,256
*   Hercules Offshore, Inc.............................  13,137      65,422
    Hess Corp..........................................  32,622   2,462,635
#*  HKN, Inc...........................................      37       2,738
    HollyFrontier Corp.................................  22,236   1,029,527
*   Hornbeck Offshore Services, Inc....................   3,129     133,640
#*  ION Geophysical Corp...............................  12,540      37,996
#*  James River Coal Co................................   3,690       4,059
*   Key Energy Services, Inc...........................   7,600      55,404
    Kinder Morgan, Inc.................................  76,788   2,611,560
#*  Kodiak Oil & Gas Corp..............................  28,088     298,014
*   Kosmos Energy, Ltd.................................   7,733      79,959
*   Laredo Petroleum, Inc..............................   6,417     158,757
#   LinnCo LLC.........................................   7,896     254,172
#*  Magnum Hunter Resources Corp.......................  14,301     119,413
    Marathon Oil Corp..................................  75,073   2,461,644

                                     1159

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Marathon Petroleum Corp............................  35,164 $ 3,061,026
*   Matador Resources Co...............................   5,700     110,808
*   Matrix Service Co..................................   3,244      85,252
#*  McDermott International, Inc.......................  24,310     202,745
#*  Miller Energy Resources, Inc.......................     451       3,558
*   Mitcham Industries, Inc............................   1,264      19,086
    Murphy Oil Corp....................................  19,393   1,097,838
    Nabors Industries, Ltd.............................  30,273     517,063
    National Oilwell Varco, Inc........................  45,185   3,389,327
*   Natural Gas Services Group, Inc....................   1,600      46,240
*   Newfield Exploration Co............................  11,440     283,369
#*  Newpark Resources, Inc.............................   9,500     107,920
    Noble Corp. P.L.C..................................  26,000     806,780
    Noble Energy, Inc..................................  37,858   2,359,689
#   Nordic American Tankers, Ltd.......................   2,265      24,779
#*  Northern Oil and Gas, Inc..........................   5,685      82,660
#*  Nuverra Environmental Solutions, Inc...............   2,511      36,309
*   Oasis Petroleum, Inc...............................   8,181     342,048
    Occidental Petroleum Corp..........................  85,483   7,485,746
    Oceaneering International, Inc.....................  11,442     779,772
*   Oil States International, Inc......................   5,700     535,515
    ONEOK, Inc.........................................  21,800   1,493,082
#*  Overseas Shipholding Group, Inc....................   2,700      23,922
    Panhandle Oil and Gas, Inc. Class A................   1,000      38,660
*   Parker Drilling Co.................................   9,114      67,808
    Patterson-UTI Energy, Inc..........................  15,402     395,677
*   PDC Energy, Inc....................................   3,527     175,856
    Peabody Energy Corp................................  27,696     472,217
*   Penn Virginia Corp.................................   3,900      46,761
*   PetroQuest Energy, Inc.............................   5,600      21,616
*   PHI, Inc. Non-Voting...............................   1,795      66,110
    Phillips 66........................................  63,127   4,613,952
*   Pioneer Energy Services Corp.......................   8,743      73,266
    Pioneer Natural Resources Co.......................  14,236   2,410,440
*   PostRock Energy Corp...............................   1,042       1,282
    QEP Resources, Inc.................................  18,400     568,376
    Range Resources Corp...............................  17,500   1,508,325
#*  Rentech, Inc.......................................  22,910      41,009
*   Rex Energy Corp....................................   7,121     134,160
*   RigNet, Inc........................................   1,066      49,729
*   Rosetta Resources, Inc.............................   5,910     251,825
*   Rowan Cos. P.L.C. Class A..........................  13,381     419,762
#   RPC, Inc...........................................   9,225     157,102
#*  SandRidge Energy, Inc..............................  29,871     183,707
    Schlumberger, Ltd.................................. 141,594  12,399,387
    Scorpio Tankers, Inc...............................   5,955      59,550
#*  SEACOR Holdings, Inc...............................   2,200     185,196
    SemGroup Corp. Class A.............................   4,092     252,722
    Ship Finance International, Ltd....................   6,400     109,568
    SM Energy Co.......................................   7,000     579,320
*   Southwestern Energy Co.............................  37,915   1,542,761
    Spectra Energy Corp................................  70,319   2,527,968
*   Stone Energy Corp..................................   4,300     133,085

                                     1160

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
    Superior Energy Services, Inc......................  16,418 $    388,122
#*  Swift Energy Co....................................   1,930       23,893
#*  Synergy Resources Corp.............................   5,891       50,898
#*  Synthesis Energy Systems, Inc......................   2,352        2,540
    Targa Resources Corp...............................   3,276      295,790
#   Teekay Corp........................................   4,349      235,585
*   Tesco Corp.........................................   2,270       47,942
    Tesoro Corp........................................  14,426      743,228
*   TETRA Technologies, Inc............................   8,150       84,108
    TGC Industries, Inc................................   1,750       11,393
    Tidewater, Inc.....................................   5,500      285,175
#   Transocean, Ltd....................................  38,356    1,660,048
#*  Triangle Petroleum Corp............................   7,783       59,229
#*  Ultra Petroleum Corp...............................  16,709      400,181
*   Unit Corp..........................................   4,580      228,863
#*  Uranium Energy Corp................................   8,500       14,705
*   Vaalco Energy, Inc.................................   5,480       32,990
    Valero Energy Corp.................................  58,700    2,999,570
#   W&T Offshore, Inc..................................   3,644       52,182
*   Warren Resources, Inc..............................   5,600       18,872
*   Weatherford International, Ltd.....................  80,380    1,088,345
#   Western Refining, Inc..............................   6,400      250,304
*   Westmoreland Coal Co...............................     837       18,171
*   Whiting Petroleum Corp.............................  11,567      675,281
*   Willbros Group, Inc................................   4,500       37,575
    Williams Cos., Inc. (The)..........................  70,956    2,873,008
#   World Fuel Services Corp...........................   7,864      335,950
#*  WPX Energy, Inc....................................  19,355      368,713
#*  Zion Oil & Gas, Inc................................     163          231
                                                                ------------
Total Energy...........................................          193,024,423
                                                                ------------
Financials -- (13.6%)
    1st Source Corp....................................   1,990       58,645
    1st United Bancorp Inc/Boca Raton..................   2,070       15,028
    ACE, Ltd...........................................  36,161    3,392,263
*   Affiliated Managers Group, Inc.....................   5,680    1,131,683
    Aflac, Inc.........................................  48,794    3,063,287
    Alexander & Baldwin, Inc...........................   4,230      165,435
*   Alleghany Corp.....................................   1,169      435,254
    Allied World Assurance Co. Holdings AG.............   3,700      380,804
    Allstate Corp. (The)...............................  51,057    2,614,118
#*  Altisource Asset Management Corp...................     240      241,920
*   Altisource Portfolio Solutions SA..................   2,400      313,776
    Altisource Residential Corp........................     800       24,000
#*  American Capital, Ltd..............................  35,406      552,688
    American Equity Investment Life Holding Co.........   5,190      113,920
    American Express Co................................ 104,440    8,879,489
    American Financial Group, Inc......................   7,769      426,673
    American International Group, Inc.................. 147,222    7,060,767
    American National Insurance Co.....................     664       69,056
*   American River Bankshares..........................     882        8,670
    Ameriprise Financial, Inc..........................  22,940    2,423,382
*   Ameris Bancorp.....................................   1,951       39,937

                                     1161

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    AMERISAFE, Inc.....................................     2,573 $   106,445
    AmeriServ Financial, Inc...........................       100         326
#   Amtrust Financial Services, Inc....................     3,344     107,944
    Aon P.L.C..........................................    31,029   2,496,593
#*  Arch Capital Group, Ltd............................    13,956     750,972
    Argo Group International Holdings, Ltd.............     3,938     177,171
    Arrow Financial Corp...............................       907      22,612
    Arthur J Gallagher & Co............................    13,525     625,261
    Aspen Insurance Holdings, Ltd......................     7,426     288,871
#   Associated Banc-Corp...............................    17,760     292,507
    Assurant, Inc......................................     9,500     620,825
    Assured Guaranty, Ltd..............................    18,300     387,045
*   Asta Funding, Inc..................................       400       3,280
    Astoria Financial Corp.............................     7,820     103,537
*   Atlantic Coast Financial Corp......................       137         556
*   Atlanticus Holdings Corp...........................     1,196       3,528
#*  AV Homes, Inc......................................     1,000      18,720
    Axis Capital Holdings, Ltd.........................    12,640     569,053
#   Baldwin & Lyons, Inc. Class B......................       562      14,028
#   Banc of California, Inc............................       451       5,728
    Bancfirst Corp.....................................       700      37,821
*   Bancorp, Inc.......................................     2,299      43,796
#   BancorpSouth, Inc..................................     9,405     221,676
    Bank Mutual Corp...................................     6,120      41,861
    Bank of America Corp............................... 1,155,107  19,348,042
    Bank of Hawaii Corp................................     5,000     283,900
    Bank of New York Mellon Corp. (The)................   123,982   3,962,465
#   Bank of the Ozarks, Inc............................     3,800     240,920
    BankFinancial Corp.................................     2,730      24,816
    BankUnited, Inc....................................     6,227     193,660
    Banner Corp........................................     1,804      66,441
    BB&T Corp..........................................    74,382   2,782,631
    BBCN Bancorp, Inc..................................     7,013     105,546
*   Beneficial Mutual Bancorp, Inc.....................     3,852      45,762
*   Berkshire Hathaway, Inc. Class B...................   183,795  20,511,522
    Berkshire Hills Bancorp, Inc.......................     2,505      61,272
#   BGC Partners, Inc. Class A.........................     8,156      52,443
    BlackRock, Inc.....................................    14,439   4,338,486
*   BofI Holding, Inc..................................     1,181      97,728
    BOK Financial Corp.................................     2,703     173,695
    Boston Private Financial Holdings, Inc.............     6,785      83,388
    Bridge Bancorp, Inc................................       439      10,799
    Brookline Bancorp, Inc.............................     6,047      53,818
    Brown & Brown, Inc.................................    13,100     412,519
    Bryn Mawr Bank Corp................................     1,149      32,023
    Calamos Asset Management, Inc. Class A.............     1,676      19,224
    Camden National Corp...............................       600      21,210
*   Capital Bank Financial Corp. Class A...............        96       2,213
*   Capital City Bank Group, Inc.......................     1,069      13,640
    Capital One Financial Corp.........................    61,837   4,366,311
    Capital Southwest Corp.............................     1,376      47,018
    CapitalSource, Inc.................................    24,476     336,055
    Capitol Federal Financial, Inc.....................    16,210     194,034

                                     1162

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Cardinal Financial Corp............................   2,805 $    47,825
#   Cash America International, Inc....................   2,940     107,986
    Cathay General Bancorp.............................   8,064     189,504
    CBOE Holdings, Inc.................................   9,490     493,670
*   CBRE Group, Inc. Class A...........................  40,554   1,076,303
#   Center Bancorp, Inc................................   1,915      33,991
    Centerstate Banks, Inc.............................   1,550      17,050
    Central Pacific Financial Corp.....................   1,299      23,837
    Charles Schwab Corp. (The)......................... 111,819   2,775,348
    Chemical Financial Corp............................   3,399      98,163
    Chubb Corp. (The)..................................  27,700   2,341,758
    Cincinnati Financial Corp..........................  16,109     780,481
    CIT Group, Inc.....................................  19,881     925,461
    Citigroup, Inc..................................... 326,044  15,464,267
    Citizens Community Bancorp, Inc....................     600       4,824
#*  Citizens, Inc......................................   4,015      27,904
#   City Holding Co....................................   1,057      47,163
    City National Corp.................................   4,881     353,140
    Clifton Savings Bancorp, Inc.......................   1,031      13,052
    CME Group, Inc.....................................  33,700   2,519,412
    CNA Financial Corp.................................  17,536     688,814
    CNB Financial Corp.................................     280       4,497
    CNO Financial Group, Inc...........................  21,200     359,128
    CoBiz Financial, Inc...............................   3,100      32,736
#   Cohen & Steers, Inc................................   2,055      74,124
    Columbia Banking System, Inc.......................   4,056     105,902
    Comerica, Inc......................................  19,455     891,039
    Commerce Bancshares, Inc...........................   8,757     380,667
#   Community Bank System, Inc.........................   3,581     127,484
    Community Trust Bancorp, Inc.......................   1,590      64,427
    Consolidated-Tomoka Land Co........................     681      23,937
#*  Consumer Portfolio Services, Inc...................   1,025       8,723
*   Cowen Group, Inc. Class A..........................   4,050      16,524
    Crawford & Co. Class A.............................   3,717      27,134
#   Crawford & Co. Class B.............................   1,800      14,562
*   Credit Acceptance Corp.............................   1,005     139,876
#   Cullen/Frost Bankers, Inc..........................   5,745     425,245
#   CVB Financial Corp.................................   8,560     127,715
*   DFC Global Corp....................................   3,924      29,508
    Diamond Hill Investment Group, Inc.................     293      33,560
    Dime Community Bancshares, Inc.....................   2,400      39,216
    Discover Financial Services........................  51,900   2,784,435
    Donegal Group, Inc. Class A........................   1,374      20,074
*   E*TRADE Financial Corp.............................  29,290     586,386
    East West Bancorp, Inc.............................  14,946     500,093
#   Eaton Vance Corp...................................  13,000     494,910
#*  eHealth, Inc.......................................   2,800     149,604
    EMC Insurance Group, Inc...........................     866      23,798
    Employers Holdings, Inc............................   3,900      95,823
#*  Encore Capital Group, Inc..........................   2,238     106,506
    Endurance Specialty Holdings, Ltd..................   3,900     204,321
*   Enstar Group, Ltd..................................     900     111,564
    Enterprise Financial Services Corp.................   1,766      32,883

                                     1163

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Financials -- (Continued)
    Erie Indemnity Co. Class A.........................  3,100 $  217,527
    ESSA Bancorp, Inc..................................  1,856     20,936
#   Evercore Partners, Inc. Class A....................  2,925    163,332
    Everest Re Group, Ltd..............................  5,600    810,656
*   Ezcorp, Inc. Class A...............................  4,723     51,859
    FBL Financial Group, Inc. Class A..................  2,100     81,123
    Federal Agricultural Mortgage Corp. Class C........  1,380     42,283
#   Federated Investors, Inc. Class B.................. 10,362    278,634
#   Fidelity National Financial, Inc. Class A.......... 25,329    798,877
    Fidelity Southern Corp.............................  1,154     16,243
    Fifth Third Bancorp................................ 92,500  1,944,350
    Financial Engines, Inc.............................  2,916    177,643
    Financial Institutions, Inc........................    807     16,850
#*  First Acceptance Corp..............................    181        465
    First American Financial Corp...................... 10,579    274,208
#*  First BanCorp......................................  8,881     43,428
    First Bancorp......................................  1,500     25,845
    First Busey Corp...................................  7,017     38,594
*   First Cash Financial Services, Inc.................  3,000    147,420
    First Citizens BancShares, Inc. Class A............    100     22,124
    First Commonwealth Financial Corp..................  9,645     79,185
    First Community Bancshares, Inc....................  1,700     27,523
    First Defiance Financial Corp......................  1,538     39,557
    First Financial Bancorp............................  5,512     91,389
#   First Financial Bankshares, Inc....................  3,585    219,294
    First Financial Corp...............................  1,100     35,387
    First Financial Holdings, Inc......................  2,610    160,645
    First Financial Northwest, Inc.....................  2,411     24,930
    First Horizon National Corp........................ 26,242    308,606
    First Interstate Bancsystem, Inc...................    594     15,242
    First Merchants Corp...............................  2,605     54,939
    First Midwest Bancorp, Inc.........................  6,900    110,193
    First Niagara Financial Group, Inc................. 36,817    318,099
    First Republic Bank................................  9,180    445,505
#   First South Bancorp, Inc...........................  1,685     13,649
    FirstMerit Corp.................................... 14,566    296,418
*   Flagstar Bancorp, Inc..............................  1,679     35,041
    Flushing Financial Corp............................  2,863     58,806
    FNB Corp........................................... 12,609    149,291
#*  Forest City Enterprises, Inc. Class A.............. 14,676    266,956
*   Forest City Enterprises, Inc. Class B..............  3,286     59,608
*   Forestar Group, Inc................................  3,501     70,020
    Fox Chase Bancorp, Inc.............................    800     13,688
    Franklin Resources, Inc............................ 46,500  2,418,465
    Fulton Financial Corp.............................. 20,459    252,669
#   FXCM, Inc. Class A.................................  2,007     34,400
    GAMCO Investors, Inc. Class A......................    467     37,729
*   Genworth Financial, Inc. Class A................... 49,956    736,851
#   German American Bancorp, Inc.......................  1,398     37,690
    GFI Group, Inc.....................................  8,500     32,300
#   Glacier Bancorp, Inc...............................  6,536    172,746
#*  Gleacher & Co., Inc................................     50        551
*   Global Indemnity P.L.C.............................  1,204     29,510

                                     1164

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)....................  46,912 $ 7,699,197
    Great Southern Bancorp, Inc........................   1,100      30,415
*   Green Dot Corp. Class A............................   2,200      49,544
#   Greenhill & Co., Inc...............................   2,900     150,655
*   Greenlight Capital Re, Ltd. Class A................   2,682      86,173
    Guaranty Bancorp...................................     319       4,134
*   Hallmark Financial Services, Inc...................   1,034       9,110
#   Hampden Bancorp, Inc...............................     504       8,084
    Hancock Holding Co.................................   8,126     281,160
    Hanmi Financial Corp...............................   2,835      61,151
    Hanover Insurance Group, Inc. (The)................   4,156     230,783
#*  Harris & Harris Group, Inc.........................   3,600      10,836
    Hartford Financial Services Group, Inc.............  43,724   1,453,823
    HCC Insurance Holdings, Inc........................  11,125     477,374
#   HCI Group, Inc.....................................   1,104      46,953
#   Heartland Financial USA, Inc.......................   1,732      43,629
    Heritage Commerce Corp.............................   2,541      20,353
#   Heritage Financial Corp............................     905      15,412
    Heritage Financial Group, Inc......................   1,473      29,151
    HFF, Inc. Class A..................................   3,557     105,216
*   Hilltop Holdings, Inc..............................   7,200     171,288
    Home BancShares, Inc...............................   5,904     182,079
    Home Federal Bancorp, Inc .........................   2,521      36,555
    HopFed Bancorp, Inc................................     208       2,375
    Horace Mann Educators Corp.........................   3,472      96,869
*   Howard Hughes Corp. (The)..........................   2,961     369,444
    Hudson City Bancorp, Inc...........................  50,766     458,925
    Hudson Valley Holding Corp.........................   1,023      18,394
    Huntington Bancshares, Inc.........................  90,200     818,114
    Iberiabank Corp....................................   2,725     179,414
*   ICG Group, Inc.....................................   3,900      74,061
    Independence Holding Co............................   2,640      33,871
#   Independent Bank Corp..............................   2,038      73,694
    Infinity Property & Casualty Corp..................     800      56,480
    Interactive Brokers Group, Inc. Class A............   4,380      92,856
    IntercontinentalExchange Group, Inc................  11,987   2,502,766
    International Bancshares Corp......................   6,326     148,092
*   Intervest Bancshares Corp. Class A.................     254       1,900
#*  INTL. FCStone, Inc.................................   1,015      17,905
    Invesco, Ltd.......................................  45,668   1,518,461
*   Investment Technology Group, Inc...................   3,824      63,096
    Investors Bancorp, Inc.............................   7,497     190,199
#   Janus Capital Group, Inc...........................  17,800     195,622
    JMP Group, Inc.....................................   2,391      17,789
    Jones Lang LaSalle, Inc............................   4,700     537,022
    JPMorgan Chase & Co................................ 403,904  22,360,125
*   KCG Holdings, Inc. Class A.........................     910      10,065
#*  Kearny Financial Corp..............................   2,846      32,530
    Kemper Corp........................................   4,800     176,400
#   Kennedy-Wilson Holdings, Inc.......................   5,074     121,877
    KeyCorp............................................  99,458   1,269,084
    Lakeland Bancorp, Inc..............................   3,669      41,350
#   Lakeland Financial Corp............................   1,700      62,271

                                     1165

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Lazard, Ltd. Class A...............................  10,595 $  453,042
    Legg Mason, Inc....................................  13,474    570,624
    Leucadia National Corp.............................  30,595    836,161
    Life Partners Holdings, Inc........................   1,000      2,680
    Lincoln National Corp..............................  28,868  1,386,530
    LNB Bancorp, Inc...................................     634      6,346
    Loews Corp.........................................  33,655  1,500,676
#*  Louisiana Bancorp, Inc.............................     200      3,656
    LPL Financial Holdings, Inc........................   6,122    327,711
#   M&T Bank Corp......................................  12,077  1,346,706
*   Macatawa Bank Corp.................................     886      4,696
    Maiden Holdings, Ltd...............................   4,691     51,507
    MainSource Financial Group, Inc....................   1,600     26,096
*   Markel Corp........................................   1,367    737,004
    MarketAxess Holdings, Inc..........................   3,978    249,580
    Marlin Business Services Corp......................   1,200     30,444
    Marsh & McLennan Cos., Inc.........................  57,965  2,649,580
    MB Financial, Inc..................................   4,600    129,260
#*  MBIA, Inc..........................................  14,600    159,724
    MCG Capital Corp...................................   6,400     28,608
    McGraw Hill Financial, Inc.........................  35,445  2,695,238
#   Meadowbrook Insurance Group, Inc...................   3,491     21,155
#   Medallion Financial Corp...........................   1,715     22,861
    Mercantile Bank Corp...............................     285      5,703
    Merchants Bancshares, Inc..........................     694     20,681
#   Mercury General Corp...............................   3,136    143,723
*   Meridian Interstate Bancorp, Inc...................   1,744     41,054
    MetLife, Inc.......................................  92,720  4,547,916
*   Metro Bancorp, Inc.................................   1,694     33,660
*   MGIC Investment Corp...............................  15,500    131,595
    MidSouth Bancorp, Inc..............................     900     13,959
    Montpelier Re Holdings, Ltd........................   5,500    153,285
    Moody's Corp.......................................  21,472  1,601,382
    Morgan Stanley..................................... 157,226  4,639,739
*   MSCI, Inc..........................................  12,894    550,832
    NASDAQ OMX Group, Inc. (The).......................  12,931    493,318
    National Interstate Corp...........................     588     13,271
    National Penn Bancshares, Inc......................  12,482    129,563
*   Navigators Group, Inc. (The).......................   1,805    107,632
    NBT Bancorp, Inc...................................   3,984     95,775
    Nelnet, Inc. Class A...............................   3,140    116,965
#   New York Community Bancorp, Inc....................  45,172    731,335
*   NewStar Financial, Inc.............................   3,834     60,309
    Northeast Community Bancorp, Inc...................   1,626     11,821
    Northern Trust Corp................................  22,514  1,355,793
    Northfield Bancorp, Inc............................   5,064     62,946
    Northrim BanCorp, Inc..............................     600     14,412
    Northwest Bancshares, Inc..........................  10,509    147,757
    OceanFirst Financial Corp..........................   1,629     28,931
#*  Ocwen Financial Corp...............................  12,045    531,666
    OFG Bancorp........................................   3,500     51,030
    Old National Bancorp...............................   9,703    135,842
    Old Republic International Corp....................  25,886    404,339

                                     1166

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   OmniAmerican Bancorp, Inc..........................   1,407 $   31,545
    OneBeacon Insurance Group, Ltd. Class A............   3,161     44,444
    Oppenheimer Holdings, Inc. Class A.................     765     17,962
    Oritani Financial Corp.............................   6,231     98,076
    Pacific Continental Corp...........................   1,300     18,330
*   Pacific Mercantile Bancorp.........................   1,425      8,921
#   PacWest Bancorp....................................   2,794    112,067
    Park National Corp.................................   1,100     86,130
    Park Sterling Corp.................................   1,320      8,910
    PartnerRe, Ltd.....................................   6,420    630,251
*   Patriot National Bancorp, Inc......................     200        208
    Peapack Gladstone Financial Corp...................   1,562     28,897
#   People's United Financial, Inc.....................  35,258    501,016
    Peoples Bancorp, Inc...............................   1,197     26,992
#*  PHH Corp...........................................   5,033    122,151
*   Phoenix Cos., Inc. (The)...........................     418     19,688
*   PICO Holdings, Inc.................................   1,800     42,426
    Pinnacle Financial Partners, Inc...................   3,063     99,976
*   Piper Jaffray Cos..................................   1,704     66,933
    Platinum Underwriters Holdings, Ltd................   4,187    237,989
    PNC Financial Services Group, Inc. (The)...........  55,398  4,425,192
*   Popular, Inc.......................................  10,217    269,729
#*  Portfolio Recovery Associates, Inc.................   5,700    286,254
*   Preferred Bank.....................................     453      9,753
    Primerica, Inc.....................................   4,556    191,944
    Principal Financial Group, Inc.....................  30,768  1,340,562
    PrivateBancorp, Inc................................   6,123    175,057
    ProAssurance Corp..................................   6,800    315,928
    Progressive Corp. (The)............................  58,720  1,364,653
    Prosperity Bancshares, Inc.........................   5,600    350,336
    Protective Life Corp...............................   8,300    406,783
    Provident Financial Services, Inc..................   5,262     91,138
    Prudential Financial, Inc..........................  49,098  4,143,380
#   Pulaski Financial Corp.............................     342      3,553
    Pzena Investment Management, Inc. Class A..........     566      5,977
    QC Holdings, Inc...................................   1,034      2,564
    Radian Group, Inc..................................   9,498    141,330
    Raymond James Financial, Inc.......................  11,729    597,123
    Regions Financial Corp............................. 147,472  1,499,790
    Reinsurance Group of America, Inc..................   7,190    536,877
#   RenaissanceRe Holdings, Ltd........................   4,900    444,479
    Renasant Corp......................................   2,122     61,092
    Republic Bancorp, Inc. Class A.....................     805     18,587
*   Republic First Bancorp, Inc........................     500      1,595
    Resource America, Inc. Class A.....................   2,228     19,562
*   Riverview Bancorp, Inc.............................   1,205      3,772
#   RLI Corp...........................................   3,600    149,976
    Rockville Financial, Inc...........................   2,135     28,353
#   S&T Bancorp, Inc...................................   2,523     59,013
#*  Safeguard Scientifics, Inc.........................   1,767     32,389
    Safety Insurance Group, Inc........................   1,800     97,344
    Sandy Spring Bancorp, Inc..........................   1,969     49,166
*   Seacoast Banking Corp. of Florida..................      60        669

                                     1167

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    SEI Investments Co.................................  17,903 $  609,776
    Selective Insurance Group, Inc.....................   5,977    140,579
    SI Financial Group, Inc............................   1,347     15,935
    Sierra Bancorp.....................................     240      3,804
*   Signature Bank.....................................   5,030    613,962
#   Simmons First National Corp. Class A...............   1,469     50,725
    Simplicity Bancorp, Inc............................     784     13,014
    SLM Corp...........................................  53,247  1,211,902
o   Southern Community Financial.......................     700        154
#   Southside Bancshares, Inc..........................   2,180     58,097
    Southwest Bancorp, Inc.............................   1,600     27,920
*   St Joe Co. (The)...................................   6,985    125,520
    StanCorp Financial Group, Inc......................   4,400    282,700
    State Auto Financial Corp..........................   1,800     34,524
    State Street Corp..................................  49,806  3,334,512
    Sterling Bancorp...................................   7,216     90,922
    Stewart Information Services Corp..................   1,894     61,574
#*  Stifel Financial Corp..............................   5,929    267,694
*   Suffolk Bancorp....................................   1,838     35,437
#*  Sun Bancorp, Inc...................................   2,137      6,774
    SunTrust Banks, Inc................................  57,012  2,110,584
    Susquehanna Bancshares, Inc........................  18,710    202,629
*   SVB Financial Group................................   4,709    528,491
*   SWS Group, Inc.....................................   1,770     13,594
    SY Bancorp, Inc....................................   1,733     51,279
    Symetra Financial Corp.............................   7,540    144,391
    Synovus Financial Corp............................. 100,855    337,864
    T Rowe Price Group, Inc............................  27,140  2,128,862
*   Taylor Capital Group, Inc..........................     851     19,003
#   TCF Financial Corp.................................  15,296    246,266
    TD Ameritrade Holding Corp.........................  23,898    746,812
*   Tejon Ranch Co.....................................   1,649     56,264
    Territorial Bancorp, Inc...........................     840     19,026
*   Texas Capital Bancshares, Inc......................   4,203    249,952
*   TFS Financial Corp.................................  11,114    127,589
    Tompkins Financial Corp............................     868     40,709
    Torchmark Corp.....................................   9,900    743,985
#   Tower Group International, Ltd.....................   5,575     13,938
#   TowneBank..........................................   2,502     37,630
    Travelers Cos., Inc. (The).........................  40,657  3,304,601
#*  Tree.com, Inc......................................     721     23,396
    Trico Bancshares...................................   1,628     40,309
    TrustCo Bank Corp..................................   7,300     47,669
#   Trustmark Corp.....................................   7,311    173,709
    U.S. Bancorp....................................... 198,344  7,880,207
#   UMB Financial Corp.................................   3,000    177,870
#   Umpqua Holdings Corp...............................   9,973    175,126
    Union First Market Bankshares Corp.................   4,955    114,312
#   United Bankshares, Inc.............................   4,763    142,366
*   United Community Banks, Inc........................   3,059     51,024
#*  United Community Financial Corp....................     596      2,104
    United Financial Bancorp, Inc......................   2,501     44,343
    United Fire Group, Inc.............................   2,765     69,401

                                     1168

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
*   United Security Bancshares.........................   1,653 $      8,250
    Universal Insurance Holdings, Inc..................   2,136       23,816
    Univest Corp. of Pennsylvania......................   1,893       35,551
    Unum Group.........................................  29,554      951,639
    Validus Holdings, Ltd..............................   8,464      304,027
#   Valley National Bancorp............................  19,685      190,748
    ViewPoint Financial Group, Inc.....................   3,295       81,123
*   Virginia Commerce Bancorp, Inc.....................   2,610       42,439
*   Virtus Investment Partners, Inc....................     450       82,017
    Waddell & Reed Financial, Inc. Class A.............   9,308      603,345
#*  Walker & Dunlop, Inc...............................   1,159       16,272
    Washington Banking Co..............................   1,539       27,379
    Washington Federal, Inc............................   9,784      214,074
    Washington Trust Bancorp, Inc......................   1,700       55,998
#*  Waterstone Financial, Inc..........................   1,768       18,667
    Webster Financial Corp.............................   7,315      221,937
    Wells Fargo & Co................................... 543,241   24,630,547
    WesBanco, Inc......................................   2,465       70,400
    West Bancorporation, Inc...........................   2,033       30,068
#   Westamerica Bancorporation.........................   3,200      157,952
*   Western Alliance Bancorp...........................   7,287      163,375
    Westfield Financial, Inc...........................   4,099       30,579
#   Westwood Holdings Group, Inc.......................     700       40,019
#   Willis Group Holdings P.L.C........................  62,835    2,705,675
    Wilshire Bancorp, Inc..............................   6,161       61,364
    Wintrust Financial Corp............................   3,300      144,639
#*  WisdomTree Investments, Inc........................   9,288      131,147
#*  World Acceptance Corp..............................   1,500      143,535
#   WR Berkley Corp....................................  12,332      477,988
    WSFS Financial Corp................................     285       20,463
    XL Group P.L.C.....................................  31,713      911,432
*   Yadkin Financial Corp..............................     157        2,936
    Zions BanCorp......................................  18,945      544,669
*   ZipRealty, Inc.....................................   2,357        9,852
                                                                ------------
Total Financials.......................................          296,009,994
                                                                ------------
Health Care -- (12.5%)
#*  Abaxis, Inc........................................   1,236       47,178
    Abbott Laboratories................................ 161,593    5,923,999
    AbbVie, Inc........................................ 167,626    8,252,228
#*  Acadia Healthcare Co., Inc.........................     944       48,182
#*  Accuray, Inc.......................................   4,567       48,639
*   Acorda Therapeutics, Inc...........................   4,300      126,205
*   Actavis P.L.C......................................  18,182    3,436,034
*   Addus HomeCare Corp................................     340        8,038
    Aetna, Inc.........................................  40,376    2,758,892
#*  Affymax, Inc.......................................   2,611        2,324
*   Affymetrix, Inc....................................   6,765       63,523
    Agilent Technologies, Inc..........................  36,322    2,112,124
#*  Air Methods Corp...................................   3,900      200,577
#*  Akorn, Inc.........................................   5,186      117,722
#*  Albany Molecular Research, Inc.....................   3,400       36,380
*   Alere, Inc.........................................   8,565      324,613

                                     1169

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Alexion Pharmaceuticals, Inc.......................  20,463 $3,248,092
*   Align Technology, Inc..............................   6,710    398,708
*   Alkermes P.L.C.....................................  70,435  3,428,776
    Allergan, Inc......................................  31,158  3,570,707
*   Alliance HealthCare Services, Inc..................   1,000     28,700
*   Allscripts Healthcare Solutions, Inc...............  18,960    313,978
*   Almost Family, Inc.................................     812     24,693
*   Alnylam Pharmaceuticals, Inc.......................   5,914    494,765
*   Alphatec Holdings, Inc.............................   7,600     16,492
*   AMAG Pharmaceuticals, Inc..........................   2,000     42,940
#*  Amedisys, Inc......................................   3,037     45,828
    AmerisourceBergen Corp.............................  26,780  1,800,152
    Amgen, Inc.........................................  80,563  9,582,969
*   AMN Healthcare Services, Inc.......................   6,328     95,616
*   Amsurg Corp........................................   3,550    148,212
    Analogic Corp......................................   1,300    124,345
*   AngioDynamics, Inc.................................   1,880     29,911
*   Anika Therapeutics, Inc............................   1,888     62,814
*   Arqule, Inc........................................   2,900      6,641
*   ArthroCare Corp....................................   2,848    129,242
#*  athenahealth, Inc..................................   3,898    574,565
*   AtriCure, Inc......................................     900     18,450
#*  Auxilium Pharmaceuticals, Inc......................   1,267     32,410
#*  AVEO Pharmaceuticals, Inc..........................   1,934      3,191
#*  Baxano Surgical, Inc...............................   2,100      2,688
    Baxter International, Inc..........................  57,365  3,918,029
    Becton Dickinson and Co............................  20,572  2,224,245
*   Bio-Rad Laboratories, Inc. Class A.................   2,013    255,893
#*  Bio-Reference Labs, Inc............................   2,873     77,255
*   Biogen Idec, Inc...................................  24,857  7,771,292
*   BioMarin Pharmaceutical, Inc.......................  14,820  1,020,802
*   BioScrip, Inc......................................   6,872     58,481
*   Biota Pharmaceuticals, Inc.........................     488      2,445
*   BioTelemetry, Inc..................................     646      4,709
*   Boston Scientific Corp............................. 159,048  2,151,919
    Bristol-Myers Squibb Co............................ 175,807  8,785,076
#*  Brookdale Senior Living, Inc.......................  10,600    291,076
*   Bruker Corp........................................  10,040    204,314
*   Cambrex Corp.......................................   3,827     71,833
    Cantel Medical Corp................................   3,750    118,875
*   Capital Senior Living Corp.........................   3,849     86,487
    Cardinal Health, Inc...............................  35,293  2,400,630
*   CareFusion Corp....................................  23,317    950,634
*   Celgene Corp.......................................  44,783  6,803,881
#*  Celldex Therapeutics, Inc..........................   4,986    128,539
*   Centene Corp.......................................   5,600    339,360
#*  Cepheid, Inc.......................................   6,896    364,523
*   Cerner Corp........................................  31,689  1,802,787
*   Charles River Laboratories International, Inc......   5,400    305,262
#   Chemed Corp........................................   2,300    181,516
    Cigna Corp.........................................  30,209  2,607,339
#*  Codexis, Inc.......................................   1,220      2,294
*   Community Health Systems, Inc......................  11,890    492,365

                                     1170

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#   Computer Programs & Systems, Inc...................   1,145 $    76,509
    CONMED Corp........................................   2,535     106,343
    Cooper Cos., Inc. (The)............................   5,265     654,334
*   Corvel Corp........................................   1,800      85,248
*   Covance, Inc.......................................   5,900     557,904
    Covidien P.L.C.....................................  49,700   3,391,528
    CR Bard, Inc.......................................   8,600   1,114,474
*   Cross Country Healthcare, Inc......................   1,700      18,360
    CryoLife, Inc......................................   3,061      33,028
*   Cubist Pharmaceuticals, Inc........................   7,273     531,584
#*  Cumberland Pharmaceuticals, Inc....................   2,792      13,122
#*  Cutera, Inc........................................   1,850      17,575
*   Cyberonics, Inc....................................   2,900     193,720
*   Cynosure, Inc. Class A.............................   1,993      53,472
*   DaVita HealthCare Partners, Inc....................  20,940   1,359,634
    DENTSPLY International, Inc........................  15,118     697,545
*   Depomed, Inc.......................................   5,000      60,000
#*  Edwards Lifesciences Corp..........................  11,906     775,319
    Eli Lilly & Co..................................... 106,875   5,772,319
*   Emergent Biosolutions, Inc.........................   2,866      68,583
*   Emeritus Corp......................................   2,705      59,645
#*  Endo Health Solutions, Inc.........................  12,031     792,602
#*  Endocyte, Inc......................................     878      10,422
    Ensign Group, Inc. (The)...........................   1,831      76,756
*   Enzo Biochem, Inc..................................   3,718      10,448
    Enzon Pharmaceuticals, Inc.........................   3,492       3,143
*   Exactech, Inc......................................   1,400      31,192
#*  ExamWorks Group, Inc...............................   1,667      51,327
*   Express Scripts Holding Co.........................  85,387   6,377,555
*   Five Star Quality Care, Inc........................   4,366      23,707
*   Forest Laboratories, Inc...........................  27,507   1,823,714
#*  Furiex Pharmaceuticals, Inc........................     833      38,618
*   Gentiva Health Services, Inc.......................   3,177      36,091
*   Gilead Sciences, Inc............................... 163,352  13,174,339
*   Greatbatch, Inc....................................   2,450     104,149
#*  GTx, Inc...........................................   1,250       2,262
#*  Haemonetics Corp...................................   5,600     212,184
*   Hanger, Inc........................................   3,139     106,130
#*  Harvard Apparatus Regenerative Technology, Inc.....   1,034       4,229
*   Harvard Bioscience, Inc............................   4,139      18,294
*   HCA Holdings, Inc..................................  26,869   1,350,705
*   Health Net, Inc....................................   8,691     285,847
    HealthSouth Corp...................................  10,319     321,127
*   HealthStream, Inc..................................   2,809      81,517
#*  Healthways, Inc....................................   3,100      47,461
*   Henry Schein, Inc..................................   9,246   1,062,273
#*  Hi-Tech Pharmacal Co., Inc.........................     841      36,382
#   Hill-Rom Holdings, Inc.............................   6,500     235,755
#*  HMS Holdings Corp..................................   3,450      79,453
#*  Hologic, Inc.......................................  25,846     552,071
*   Hospira, Inc.......................................  17,344     763,309
    Humana, Inc........................................  17,105   1,664,316
*   ICU Medical, Inc...................................   1,350      87,088

                                     1171

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Health Care -- (Continued)
#*   Idera Pharmaceuticals, Inc.........................   3,093 $    14,352
#*   IDEXX Laboratories, Inc............................   5,800     662,708
#*   Illumina, Inc......................................  13,014   1,978,128
#*   Immunomedics, Inc..................................   7,400      35,890
*    Impax Laboratories, Inc............................   6,540     151,336
*    Incyte Corp., Ltd..................................  14,786     968,779
#*   Infinity Pharmaceuticals, Inc......................   2,823      36,276
#*   Insys Therapeutics, Inc............................     523      30,768
*    Integra LifeSciences Holdings Corp.................   2,600     120,796
*    Intuitive Surgical, Inc............................   4,038   1,645,808
     Invacare Corp......................................   3,000      60,540
#*   IPC The Hospitalist Co., Inc.......................   1,600      85,408
#*   Isis Pharmaceuticals, Inc..........................  11,938     609,554
*    Jazz Pharmaceuticals P.L.C.........................   4,798     727,665
     Johnson & Johnson.................................. 303,676  26,866,216
     Kindred Healthcare, Inc............................   5,377     101,840
#*   Laboratory Corp. of America Holdings...............  10,100     907,283
     Landauer, Inc......................................     917      42,338
*    Lannett Co., Inc...................................   1,787      63,117
*    LCA-Vision, Inc....................................   2,557      10,791
     LeMaitre Vascular, Inc.............................   2,283      18,196
*    LHC Group, Inc.....................................   1,463      33,561
*    Life Technologies Corp.............................  18,352   1,396,037
*    LifePoint Hospitals, Inc...........................   4,944     262,081
#*   Ligand Pharmaceuticals, Inc. Class B...............   1,093      67,700
#*   Luminex Corp.......................................   3,762      68,732
*    Magellan Health Services, Inc......................   2,600     155,558
#*   Mallinckrodt P.L.C.................................   6,212     359,240
*    Masimo Corp........................................   5,278     154,381
o#*  Maxygen, Inc.......................................   3,792         114
     McKesson Corp......................................  24,342   4,245,488
*    MedAssets, Inc.....................................   4,800     105,792
o*   MedCath Corp.......................................   1,565       3,130
*    Medical Action Industries, Inc.....................   1,834      13,608
*    Medicines Co. (The)................................   5,790     201,260
*    MediciNova, Inc....................................     500       1,155
*    Medidata Solutions, Inc............................   4,948     312,219
#*   Medivation, Inc....................................   7,756     617,378
*    MEDNAX, Inc........................................  10,528     585,778
     Medtronic, Inc..................................... 108,110   6,114,702
     Merck & Co., Inc................................... 314,073  16,636,447
#    Meridian Bioscience, Inc...........................   4,363      99,389
*    Merit Medical Systems, Inc.........................   4,472      64,263
*    Mettler-Toledo International, Inc..................   3,200     788,160
#*   Molina Healthcare, Inc.............................   3,211     115,596
*    Momenta Pharmaceuticals, Inc.......................   4,800      85,920
*    MWI Veterinary Supply, Inc.........................   1,239     230,776
*    Mylan, Inc.........................................  43,350   1,968,523
#*   Myriad Genetics, Inc...............................   9,000     248,670
#*   Nanosphere, Inc....................................   4,200       8,862
     National Healthcare Corp...........................   1,000      52,000
*    National Research Corp. Class A....................     600       9,000
#    National Research Corp. Class B....................     100       3,966

                                     1172

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Natus Medical, Inc.................................   2,606 $    67,469
*   Neogen Corp........................................   2,958     124,295
#*  NPS Pharmaceuticals, Inc...........................  10,138     362,738
*   NuVasive, Inc......................................   4,366     163,463
    Omnicare, Inc......................................  12,061     753,330
*   Omnicell, Inc......................................   4,051     104,597
#*  Opko Health, Inc...................................  22,157     175,705
#*  OraSure Technologies, Inc..........................   4,876      28,622
*   Orthofix International NV..........................   1,730      35,551
#   Owens & Minor, Inc.................................   6,767     234,409
*   Pain Therapeutics, Inc.............................   2,000       8,320
*   PAREXEL International Corp.........................   6,325     308,723
    Patterson Cos., Inc................................   9,800     391,608
#*  PDI, Inc...........................................   1,874      10,850
#   PDL BioPharma, Inc.................................  14,616     133,006
    PerkinElmer, Inc...................................  12,400     540,640
    Perrigo Co. P.L.C..................................  14,542   2,263,608
    Pfizer, Inc........................................ 704,127  21,405,461
*   PharMerica Corp....................................   2,600      63,284
#*  PhotoMedex, Inc....................................   1,800      25,038
    Pozen, Inc.........................................   3,692      28,945
*   Prestige Brands Holdings, Inc......................   5,228     158,199
#*  Progenics Pharmaceuticals, Inc.....................   3,300      15,774
*   ProPhase Labs, Inc.................................     350         725
*   Providence Service Corp. (The).....................   1,602      42,277
#*  pSivida Corp.......................................   1,029       4,836
#   Quality Systems, Inc...............................   4,000      73,640
#   Quest Diagnostics, Inc.............................  16,526     867,615
#   Questcor Pharmaceuticals, Inc......................   6,310     422,833
#*  Quidel Corp........................................   2,861      84,571
*   RadNet, Inc........................................   1,992       3,765
*   Regeneron Pharmaceuticals, Inc.....................   8,100   2,337,579
#*  Repligen Corp......................................   3,600      55,728
#   ResMed, Inc........................................  15,326     668,367
*   Rigel Pharmaceuticals, Inc.........................   5,853      17,735
#*  RTI Surgical, Inc..................................   5,843      18,113
*   Salix Pharmaceuticals, Ltd.........................   6,400     622,976
#*  Sangamo Biosciences, Inc...........................     316       6,111
#*  Sciclone Pharmaceuticals, Inc......................   2,710      12,737
#*  Seattle Genetics, Inc..............................  11,055     495,927
    Select Medical Holdings Corp.......................   6,247      67,468
#*  Sirona Dental Systems, Inc.........................   5,975     429,841
#*  Skilled Healthcare Group, Inc. Class A.............   2,400      10,968
*   Special Diversified Opportunities, Inc.............   2,577       2,912
*   Spectranetics Corp.................................   2,706      70,410
#*  Spectrum Pharmaceuticals, Inc......................   6,160      51,806
    St Jude Medical, Inc...............................  31,655   1,922,408
    STERIS Corp........................................   6,066     278,369
    Stryker Corp.......................................  32,260   2,503,376
*   Sucampo Pharmaceuticals, Inc. Class A..............     600       4,956
*   SurModics, Inc.....................................   1,400      34,132
*   Symmetry Medical, Inc..............................   3,300      32,076
*   Targacept, Inc.....................................   1,844       8,132

                                     1173

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   Taro Pharmaceutical Industries, Ltd................     616 $     62,807
*   Team Health Holdings, Inc..........................   7,080      305,573
    Techne Corp........................................   3,471      315,410
    Teleflex, Inc......................................   4,373      409,488
#*  Tenet Healthcare Corp..............................  11,700      538,317
#*  Theravance, Inc....................................   8,386      308,773
    Thermo Fisher Scientific, Inc......................  38,296    4,409,401
*   Thoratec Corp......................................   6,444      225,153
#*  Transcept Pharmaceuticals, Inc.....................     228          757
*   Triple-S Management Corp. Class B..................   2,513       44,832
*   United Therapeutics Corp...........................   5,000      513,100
    UnitedHealth Group, Inc............................ 108,703    7,857,053
    Universal American Corp............................   3,113       21,947
    Universal Health Services, Inc. Class B............   9,500      779,190
    US Physical Therapy, Inc...........................     902       28,422
#   Utah Medical Products, Inc.........................     276       14,683
#*  Varian Medical Systems, Inc........................  11,557      939,700
*   Vascular Solutions, Inc............................   1,700       40,052
*   VCA Antech, Inc....................................   9,000      287,460
*   Vertex Pharmaceuticals, Inc........................  22,074    1,744,729
#*  Vical, Inc.........................................     798        1,077
*   Waters Corp........................................   9,300    1,006,911
*   WellCare Health Plans, Inc.........................   4,200      273,462
    WellPoint, Inc.....................................  32,544    2,798,784
    West Pharmaceutical Services, Inc..................   7,390      350,655
*   Wright Medical Group, Inc..........................   3,917      119,116
#*  XenoPort, Inc......................................   2,757       15,853
#*  Zalicus, Inc.......................................     164          241
    Zimmer Holdings, Inc...............................  18,480    1,736,566
    Zoetis, Inc........................................  61,027    1,852,780
                                                                ------------
Total Health Care......................................          271,963,707
                                                                ------------
Industrials -- (11.2%)
    3M Co..............................................  70,092    8,985,093
    AAON, Inc..........................................   4,612      136,792
    AAR Corp...........................................   3,583       95,487
    ABM Industries, Inc................................   5,315      141,698
#   Acacia Research Corp...............................   4,362       60,283
#*  ACCO Brands Corp...................................   4,702       27,319
    Aceto Corp.........................................   2,454       52,319
    Acme United Corp...................................     400        5,824
    Acorn Energy, Inc..................................     330        1,145
    Actuant Corp. Class A..............................   7,200      246,384
    Acuity Brands, Inc.................................   4,582      582,097
*   Adept Technology, Inc..............................   1,502       25,940
    ADT Corp. (The)....................................  24,144      725,286
#*  Advisory Board Co. (The)...........................   3,600      227,916
*   AECOM Technology Corp..............................  10,785      309,206
*   Aegion Corp........................................   6,240      128,045
*   Aerovironment, Inc.................................   2,727       81,319
    AGCO Corp..........................................  10,140      540,766
*   Air Transport Services Group, Inc..................   3,656       22,996
    Alamo Group, Inc...................................     789       39,624

                                     1174

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Alaska Air Group, Inc..............................  7,432 $  587,648
    Albany International Corp. Class A.................  2,633     91,023
    Allegiant Travel Co................................  1,647    149,992
*   Allegion P.L.C..................................... 10,655    525,824
    Alliant Techsystems, Inc...........................  3,650    524,505
    Altra Industrial Motion Corp.......................  4,206    131,900
    AMERCO.............................................    854    190,211
*   Ameresco, Inc. Class A.............................  1,700     16,762
#*  American Airlines Group, Inc....................... 17,500    587,125
#   American Railcar Industries, Inc...................  1,606     78,566
    American Science & Engineering, Inc................  1,029     70,373
*   American Woodmark Corp.............................  1,214     42,624
    AMETEK, Inc........................................ 26,050  1,287,391
    Ampco-Pittsburgh Corp..............................    700     12,467
    AO Smith Corp......................................  9,832    464,267
    Apogee Enterprises, Inc............................  3,000    101,400
    Applied Industrial Technologies, Inc...............  4,082    206,304
*   ARC Document Solutions, Inc........................  3,000     22,740
    Argan, Inc.........................................  1,347     38,268
    Arkansas Best Corp.................................  3,000    102,870
*   Armstrong World Industries, Inc....................  2,800    155,904
#   Astec Industries, Inc..............................  2,360     87,792
*   Astronics Corp.....................................  1,158     70,146
*   Astronics Corp. Class B............................    231     13,876
*   Atlas Air Worldwide Holdings, Inc..................  2,609     92,176
*   Avis Budget Group, Inc............................. 11,377    429,027
    AZZ, Inc...........................................  2,800    117,068
*   B/E Aerospace, Inc................................. 10,903    866,461
    Babcock & Wilcox Co. (The)......................... 11,668    399,979
#   Barnes Group, Inc..................................  5,300    198,432
    Barrett Business Services, Inc.....................    825     64,688
#*  Beacon Roofing Supply, Inc.........................  4,942    186,758
*   Blount International, Inc..........................  5,320     68,202
#*  BlueLinx Holdings, Inc.............................    873      1,388
    Boeing Co. (The)................................... 77,367  9,690,990
    Brady Corp. Class A................................  4,590    125,582
#   Briggs & Stratton Corp.............................  4,639     97,744
    Brink's Co. (The)..................................  4,959    156,903
#*  Builders FirstSource, Inc..........................  3,029     24,383
*   CAI International, Inc.............................  1,400     28,966
    Carlisle Cos., Inc.................................  6,798    506,655
*   Casella Waste Systems, Inc. Class A................  3,338     17,124
#   Caterpillar, Inc................................... 69,555  6,531,910
#*  CBIZ, Inc..........................................  5,600     48,160
    CDI Corp...........................................  1,100     18,832
    Ceco Environmental Corp............................  1,142     17,747
    Celadon Group, Inc.................................  1,523     31,648
#   CH Robinson Worldwide, Inc......................... 17,200  1,006,888
*   Chart Industries, Inc..............................  3,200    273,408
    Chicago Bridge & Iron Co. NV.......................  4,988    374,050
    Cintas Corp........................................ 11,700    667,719
    CIRCOR International, Inc..........................  1,580    113,792
#   CLARCOR, Inc.......................................  5,300    293,726

                                     1175

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Clean Harbors, Inc.................................   6,136 $  344,107
#*  CNH Industrial NV..................................  12,942    136,409
    Coleman Cable, Inc.................................     698     18,316
*   Colfax Corp........................................   6,188    372,827
*   Columbus McKinnon Corp.............................   2,000     49,440
#   Comfort Systems USA, Inc...........................   4,929     83,990
*   Command Security Corp..............................   1,531      3,537
#*  Commercial Vehicle Group, Inc......................   2,700     21,600
    Con-way, Inc.......................................   5,656    217,586
*   Consolidated Graphics, Inc.........................     700     45,388
    Copa Holdings SA Class A...........................   3,120    407,784
*   Copart, Inc........................................  11,500    394,220
    Corporate Executive Board Co. (The)................   3,688    269,593
    Courier Corp.......................................   1,460     23,053
    Covanta Holding Corp...............................  12,535    225,630
*   Covenant Transportation Group, Inc. Class A........     100        876
#*  CPI Aerostructures, Inc............................     541      7,493
*   CRA International, Inc.............................   1,100     20,746
    Crane Co...........................................   4,900    309,484
    CSX Corp........................................... 108,100  2,908,971
    Cubic Corp.........................................   1,635     80,982
    Cummins, Inc.......................................  18,689  2,373,129
    Curtiss-Wright Corp................................   4,100    251,822
    Danaher Corp.......................................  61,888  4,603,848
    Deere & Co.........................................  38,916  3,345,219
    Delta Air Lines, Inc...............................  90,905  2,782,602
    Deluxe Corp........................................   5,100    247,605
#*  DigitalGlobe, Inc..................................   7,382    281,845
*   Dolan Co. (The)....................................   2,800        504
    Donaldson Co., Inc.................................  15,100    623,026
    Douglas Dynamics, Inc..............................   3,141     45,607
    Dover Corp.........................................  19,380  1,677,533
*   Ducommun, Inc......................................   1,100     31,350
#   Dun & Bradstreet Corp. (The).......................   4,900    539,000
*   DXP Enterprises, Inc...............................     999     95,944
*   Dycom Industries, Inc..............................   3,188     88,722
    Dynamic Materials Corp.............................   1,062     23,183
#*  Eagle Bulk Shipping, Inc...........................   1,175      4,512
    Eastern Co. (The)..................................     600      9,324
    Eaton Corp. P.L.C..................................  48,826  3,568,692
#*  Echo Global Logistics, Inc.........................     777     15,765
    EMCOR Group, Inc...................................   7,100    301,821
    Emerson Electric Co................................  76,280  5,029,903
    Encore Wire Corp...................................   1,900     97,071
#*  Energy Recovery, Inc...............................   2,000      8,560
*   EnerNOC, Inc.......................................   2,080     46,592
#   EnerSys, Inc.......................................   5,200    353,912
*   Engility Holdings, Inc.............................   1,833     70,222
    Ennis, Inc.........................................   2,716     39,301
#*  EnPro Industries, Inc..............................   2,000    145,080
    Equifax, Inc.......................................  12,698    889,622
    ESCO Technologies, Inc.............................   2,486     86,761
*   Esterline Technologies Corp........................   3,200    329,440

                                     1176

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Exelis, Inc........................................    19,667 $   385,277
    Expeditors International of Washington, Inc........    22,436     916,735
    Exponent, Inc......................................     1,400     101,108
#   Fastenal Co........................................    30,365   1,333,934
*   Federal Signal Corp................................     6,721      82,803
    FedEx Corp.........................................    31,565   4,208,246
*   Flow International Corp............................     3,739      15,106
    Flowserve Corp.....................................    16,500   1,193,445
    Fluor Corp.........................................    17,555   1,333,478
    Fortune Brands Home & Security, Inc................    16,980     765,119
    Forward Air Corp...................................     2,983     132,863
*   Franklin Covey Co..................................     1,500      28,665
#   Franklin Electric Co., Inc.........................     5,400     215,136
    FreightCar America, Inc............................     1,200      27,576
*   FTI Consulting, Inc................................     4,114     152,506
#*  Fuel Tech, Inc.....................................     1,700      11,254
*   Furmanite Corp.....................................     3,300      38,544
    G&K Services, Inc. Class A.........................     1,900     106,191
    GATX Corp..........................................     4,700     272,130
#*  Genco Shipping & Trading, Ltd......................     2,800       5,908
*   Gencor Industries, Inc.............................       400       3,664
#*  GenCorp, Inc.......................................     4,917      83,687
#   Generac Holdings, Inc..............................     6,565     315,973
#   General Cable Corp.................................     5,029     143,477
    General Dynamics Corp..............................    31,056   3,146,283
    General Electric Co................................ 1,094,103  27,494,808
*   Genesee & Wyoming, Inc. Class A....................     5,062     457,301
*   Gibraltar Industries, Inc..........................     3,140      56,080
    Global Power Equipment Group, Inc..................     1,290      22,975
#*  Goldfield Corp. (The)..............................     1,983       3,966
    Gorman-Rupp Co. (The)..............................     2,441      77,697
*   GP Strategies Corp.................................     1,842      51,116
    Graco, Inc.........................................     6,625     460,371
#*  GrafTech International, Ltd........................     7,182      73,616
    Graham Corp........................................     1,500      53,565
    Granite Construction, Inc..........................     3,685     122,674
#*  Great Lakes Dredge & Dock Corp.....................     6,665      50,187
*   Greenbrier Cos., Inc...............................     2,169      79,581
#   Griffon Corp.......................................     5,003      62,838
*   H&E Equipment Services, Inc........................     3,255      98,561
    Hardinge, Inc......................................       700       9,639
    Harsco Corp........................................     8,088     205,354
#*  Hawaiian Holdings, Inc.............................     4,038      41,026
#   Healthcare Services Group, Inc.....................     4,575     124,120
#   Heartland Express, Inc.............................     5,162     108,712
#   HEICO Corp.........................................     2,000     106,440
    HEICO Corp. Class A................................     3,551     138,311
    Heidrick & Struggles International, Inc............     1,861      31,041
    Herman Miller, Inc.................................     6,453     180,878
*   Hertz Global Holdings, Inc.........................    36,477     949,132
*   Hexcel Corp........................................    10,870     453,062
*   Hill International, Inc............................     4,200      19,068
#   HNI Corp...........................................     4,673     160,331

                                     1177

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Honeywell International, Inc....................... 78,714 $7,181,078
    Houston Wire & Cable Co............................  2,370     31,355
*   Hub Group, Inc. Class A............................  3,714    153,945
    Hubbell, Inc. Class A..............................    275     29,070
    Hubbell, Inc. Class B..............................  5,637    658,007
*   Hudson Global, Inc.................................  3,600     14,292
    Huntington Ingalls Industries, Inc.................  5,491    521,755
    Hurco Cos., Inc....................................    883     22,887
*   Huron Consulting Group, Inc........................  2,384    157,916
    Hyster-Yale Materials Handling, Inc................  1,066     91,420
*   ICF International, Inc.............................  1,750     58,905
    IDEX Corp..........................................  8,775    631,888
*   IHS, Inc. Class A..................................  6,390    724,690
*   II-VI, Inc.........................................  4,886     74,609
    Illinois Tool Works, Inc........................... 43,558  3,435,419
    Ingersoll-Rand P.L.C............................... 31,966  1,879,281
#*  InnerWorkings, Inc.................................  5,543     41,794
#*  Innovative Solutions & Support, Inc................  1,906     12,961
    Insperity, Inc.....................................  2,180     71,984
    Insteel Industries, Inc............................  2,000     37,260
*   Integrated Electrical Services, Inc................    707      4,313
#   Interface, Inc.....................................  7,269    152,286
#   International Shipholding Corp.....................    637     17,065
#   Intersections, Inc.................................  1,231      9,109
    Iron Mountain, Inc................................. 13,356    352,732
    ITT Corp...........................................  9,589    392,670
*   Jacobs Engineering Group, Inc...................... 13,400    813,514
    JB Hunt Transport Services, Inc.................... 10,057    754,778
#*  JetBlue Airways Corp............................... 26,500    232,140
    John Bean Technologies Corp........................  2,998     92,548
#   Joy Global, Inc.................................... 10,525    555,615
    Kadant, Inc........................................    900     32,319
#   Kaman Corp......................................... 10,849    420,507
    Kansas City Southern............................... 11,900  1,256,521
    KAR Auction Services, Inc..........................  7,029    195,547
    KBR, Inc........................................... 15,190    475,447
    Kelly Services, Inc. Class A.......................  2,711     65,010
    Kennametal, Inc....................................  8,500    368,390
*   Key Technology, Inc................................    744      9,479
    Kforce, Inc........................................  2,790     50,583
    Kimball International, Inc. Class B................  2,500     37,175
#*  Kirby Corp.........................................  5,300    528,887
#   Knight Transportation, Inc.........................  5,768    123,147
    Knoll, Inc.........................................  5,103     84,710
*   Korn/Ferry International...........................  4,871    114,274
#*  Kratos Defense & Security Solutions, Inc...........  3,728     26,953
    L-3 Communications Holdings, Inc................... 11,000  1,221,770
#   Landstar System, Inc...............................  4,810    276,286
*   Lawson Products, Inc...............................    649      9,229
#*  Layne Christensen Co...............................  1,700     28,832
    LB Foster Co. Class A..............................    581     25,018
    Lennox International, Inc..........................  4,700    406,832
    Lincoln Electric Holdings, Inc.....................  8,460    585,432

                                     1178

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
#   Lindsay Corp.......................................  1,349 $  114,665
#*  LMI Aerospace, Inc.................................    698      9,632
    Lockheed Martin Corp............................... 29,138  4,397,216
    LSI Industries, Inc................................  2,400     20,256
*   Lydall, Inc........................................  1,419     25,074
#   Manitowoc Co., Inc. (The).......................... 13,600    386,920
    Manpowergroup, Inc.................................  7,713    600,843
    Marten Transport, Ltd..............................  3,358     64,037
    Masco Corp......................................... 38,326    810,978
#*  MasTec, Inc........................................  6,300    226,422
    Matson, Inc........................................  4,200    100,506
    McGrath RentCorp...................................  2,486     91,037
*   Meritor, Inc.......................................  9,997    109,767
*   Metalico, Inc......................................  5,606     10,147
*   Mfri, Inc..........................................  1,091     15,841
*   Middleby Corp......................................  2,025    499,324
    Miller Industries, Inc.............................  1,421     26,061
#   Mine Safety Appliances Co..........................  3,481    175,373
*   Mistras Group, Inc.................................    203      4,742
*   Mobile Mini, Inc...................................  3,786    146,405
*   Moog, Inc. Class A.................................  3,953    237,417
    MSC Industrial Direct Co., Inc. Class A............  5,217    438,332
    Mueller Industries, Inc............................  2,900    180,496
    Mueller Water Products, Inc. Class A............... 15,235    132,240
    Multi-Color Corp...................................  1,486     53,437
*   MYR Group, Inc.....................................  2,509     62,901
    National Presto Industries, Inc....................    737     56,078
*   Navigant Consulting, Inc...........................  4,323     75,955
*   Navistar International Corp........................  6,025    185,690
*   NCI Building Systems, Inc..........................    674     12,429
    Nielsen Holdings NV................................ 26,192  1,107,660
    NL Industries, Inc.................................  4,704     51,932
    NN, Inc............................................  1,100     19,459
    Nordson Corp.......................................  6,170    427,704
    Norfolk Southern Corp.............................. 33,685  3,118,894
*   Nortek, Inc........................................    786     59,115
    Northrop Grumman Corp.............................. 23,919  2,763,840
*   Northwest Pipe Co..................................  1,100     38,588
#*  Ocean Power Technologies, Inc......................    300        696
*   Old Dominion Freight Line, Inc.....................  6,962    377,619
    Omega Flex, Inc....................................    302      6,028
*   On Assignment, Inc.................................  4,685    139,051
*   Orbital Sciences Corp..............................  5,714    139,707
*   Orion Energy Systems, Inc..........................    230      1,516
*   Orion Marine Group, Inc............................  2,500     28,000
    Oshkosh Corp.......................................  9,200    498,088
*   Owens Corning...................................... 11,644    444,219
    PACCAR, Inc........................................ 35,027  1,961,512
*   Pacer International, Inc...........................  2,277     20,060
    Pall Corp.......................................... 12,100    969,210
*   PAM Transportation Services, Inc...................    492      9,742
*   Park-Ohio Holdings Corp............................  1,300     62,140
    Parker Hannifin Corp............................... 15,690  1,778,775

                                     1179

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
*   Patrick Industries, Inc............................    600 $   21,600
*   Pendrell Corp...................................... 12,128     17,707
    Pentair, Ltd....................................... 22,197  1,649,903
*   PGT, Inc...........................................  2,609     27,864
*   Pike Corp..........................................  2,597     27,372
#   Pitney Bowes, Inc.................................. 21,813    549,251
*   PMFG, Inc..........................................    400      2,988
#*  Polypore International, Inc........................  5,100    169,065
    Powell Industries, Inc.............................    700     42,987
*   PowerSecure International, Inc.....................  2,600     50,180
    Precision Castparts Corp........................... 15,585  3,970,279
    Primoris Services Corp.............................  3,064     97,343
#*  Proto Labs, Inc....................................  1,283    101,819
    Quad/Graphics, Inc.................................  2,303     52,808
*   Quality Distribution, Inc..........................  2,577     35,434
    Quanex Building Products Corp......................  3,800     72,010
*   Quanta Services, Inc............................... 23,099    719,996
#   Raven Industries, Inc..............................  3,530    132,199
    Raytheon Co........................................ 34,592  3,288,661
#*  RBC Bearings, Inc..................................  2,240    145,242
#*  RCM Technologies, Inc..............................    395      2,658
    Regal-Beloit Corp..................................  4,464    330,738
*   Republic Airways Holdings, Inc.....................  4,358     42,752
    Republic Services, Inc............................. 31,837  1,019,739
    Resources Connection, Inc..........................  4,266     57,506
*   Roadrunner Transportation Systems, Inc.............  1,537     40,346
    Robert Half International, Inc..................... 14,493    605,518
    Rockwell Automation, Inc........................... 14,920  1,713,413
    Rockwell Collins, Inc.............................. 14,032  1,060,258
    Rollins, Inc.......................................  6,926    199,607
    Roper Industries, Inc.............................. 10,600  1,454,744
*   RPX Corp...........................................  2,672     43,340
    RR Donnelley & Sons Co............................. 19,959    368,643
*   Rush Enterprises, Inc. Class A.....................  2,675     73,937
    Ryder System, Inc..................................  5,488    390,691
*   Saia, Inc..........................................  2,325     78,260
    Schawk, Inc........................................  2,653     32,048
*   Sensata Technologies Holding NV.................... 11,362    425,393
    SIFCO Industries, Inc..............................    100      2,973
    Simpson Manufacturing Co., Inc.....................  3,827    124,760
    SkyWest, Inc.......................................  4,969     64,647
    Snap-on, Inc.......................................  6,294    630,344
    Southwest Airlines Co.............................. 81,139  1,699,862
*   SP Plus Corp.......................................  2,343     59,184
*   Sparton Corp.......................................    400     11,148
*   Spirit Aerosystems Holdings, Inc. Class A.......... 11,500    389,965
*   Spirit Airlines, Inc...............................  6,288    294,907
    SPX Corp...........................................  5,400    537,678
#*  Standard Register Co. (The)........................    360      2,524
    Standex International Corp.........................  1,820    103,522
    Stanley Black & Decker, Inc........................ 16,463  1,274,236
    Steelcase, Inc. Class A............................ 13,910    205,451
*   Stericycle, Inc....................................  9,382  1,098,257

                                     1180

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CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
*   Sterling Construction Co., Inc.....................  1,440 $    15,581
    Sun Hydraulics Corp................................  2,235      81,689
#*  Swift Transportation Co............................  9,100     198,380
    TAL International Group, Inc.......................  3,192     137,352
*   Taser International, Inc...........................  5,800      93,148
*   Team, Inc..........................................  1,992      84,321
#*  Tecumseh Products Co. Class A......................    900       7,560
*   Teledyne Technologies, Inc.........................  3,700     339,919
#   Tennant Co.........................................  1,603     102,800
    Terex Corp......................................... 11,602     475,682
*   Tetra Tech, Inc....................................  6,326     186,680
#   Textainer Group Holdings, Ltd......................  2,100      76,209
    Textron, Inc....................................... 29,300   1,040,150
*   Thermon Group Holdings, Inc........................  2,619      70,923
    Timken Co..........................................  8,560     482,185
    Titan International, Inc...........................  4,800      80,448
#*  Titan Machinery, Inc...............................  1,496      24,385
    Toro Co. (The).....................................  6,400     405,504
    Towers Watson & Co. Class A........................  7,250     847,670
    TransDigm Group, Inc...............................  5,200     868,556
*   TRC Cos., Inc......................................  3,000      20,370
#*  Trex Co., Inc......................................  1,464     102,963
*   Trimas Corp........................................  3,678     127,994
    Trinity Industries, Inc............................  8,400     489,132
    Triumph Group, Inc.................................  5,222     357,289
*   TrueBlue, Inc......................................  4,300     105,479
*   Tutor Perini Corp..................................  3,160      71,416
    Twin Disc, Inc.....................................    668      15,745
    Tyco International, Ltd............................ 49,979   2,023,650
*   Ultralife Corp.....................................  2,100       8,736
    UniFirst Corp......................................  1,540     162,932
    Union Pacific Corp................................. 50,016   8,714,788
*   United Continental Holdings, Inc................... 34,740   1,592,482
    United Parcel Service, Inc. Class B................ 76,915   7,324,615
#*  United Rentals, Inc................................  8,137     658,609
#   United Stationers, Inc.............................  3,629     150,349
    United Technologies Corp........................... 93,458  10,656,081
    Universal Forest Products, Inc.....................  1,800      94,590
#   Universal Truckload Services, Inc..................    888      25,761
    URS Corp...........................................  8,279     415,606
    US Ecology, Inc....................................  1,848      66,084
#*  USA Truck, Inc.....................................  1,235      18,216
*   USG Corp...........................................  8,200     250,920
    UTi Worldwide, Inc.................................  9,764     152,904
#   Valmont Industries, Inc............................  2,500     365,950
*   Verisk Analytics, Inc. Class A..................... 15,487     989,000
*   Versar, Inc........................................  1,500       7,335
    Viad Corp..........................................  1,850      48,637
*   Vicor Corp.........................................  1,200      12,396
*   Virco Manufacturing Corp...........................  1,718       4,570
    VSE Corp...........................................    800      35,288
#*  Wabash National Corp...............................  6,947      95,243
*   WABCO Holdings, Inc................................  6,600     569,052

                                     1181

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Wabtec Corp........................................  10,320 $    761,719
#   Waste Connections, Inc.............................  12,075      493,626
    Waste Management, Inc..............................  46,755    1,953,424
    Watsco, Inc........................................   2,800      264,936
    Watts Water Technologies, Inc. Class A.............   2,870      160,777
#   Werner Enterprises, Inc............................   4,400      114,664
*   Wesco Aircraft Holdings, Inc.......................   1,713       38,286
#*  WESCO International, Inc...........................   4,287      355,650
*   Willis Lease Finance Corp..........................     400        6,772
    Woodward, Inc......................................   6,716      287,781
    WW Grainger, Inc...................................   6,200    1,453,776
#*  XPO Logistics, Inc.................................     596       14,852
    Xylem, Inc.........................................  19,333      644,949
                                                                ------------
Total Industrials......................................          243,468,733
                                                                ------------
Information Technology -- (17.6%)
#*  3D Systems Corp....................................  10,300      800,619
*   Accelrys, Inc......................................   5,579       70,184
    Accenture P.L.C. Class A...........................  69,596    5,559,328
*   ACI Worldwide, Inc.................................   3,658      221,711
    Activision Blizzard, Inc...........................  41,100      704,043
*   Actuate Corp.......................................   5,359       40,728
*   Acxiom Corp........................................   7,928      285,091
*   ADDvantage Technologies Group, Inc.................     400        1,316
*   Adobe Systems, Inc.................................  51,768    3,064,148
#   ADTRAN, Inc........................................   2,411       61,215
*   Advanced Energy Industries, Inc....................   4,259      116,271
#*  Advanced Micro Devices, Inc........................  23,368       80,152
    Advent Software, Inc...............................   5,022      165,023
*   Agilysys, Inc......................................   2,000       26,200
*   Akamai Technologies, Inc...........................  18,769      894,906
#*  Alliance Data Systems Corp.........................   5,400    1,294,164
*   Alpha & Omega Semiconductor, Ltd...................     640        4,646
    Altera Corp........................................  33,767    1,128,831
    Amdocs, Ltd........................................  16,670      721,144
    American Software, Inc. Class A....................   2,676       26,974
#*  Amkor Technology, Inc..............................   9,515       50,430
    Amphenol Corp. Class A.............................  16,844    1,463,407
*   Amtech Systems, Inc................................     700        6,769
#*  ANADIGICS, Inc.....................................   8,617       16,975
    Analog Devices, Inc................................  32,518    1,569,644
*   Anaren, Inc........................................   1,400       39,130
    Anixter International, Inc.........................   3,000      263,160
*   ANSYS, Inc.........................................   9,592      753,260
#*  AOL, Inc...........................................   8,562      394,537
    Apple, Inc.........................................  95,889   48,002,033
    Applied Materials, Inc............................. 129,786    2,183,001
#*  Applied Micro Circuits Corp........................   8,159       82,406
*   ARRIS Group, Inc...................................  12,650      327,635
*   Arrow Electronics, Inc.............................  11,300      580,594
*   Aspen Technology, Inc..............................   9,812      447,133
*   Atmel Corp.........................................  46,749      390,822
*   ATMI, Inc..........................................   3,222       89,185

                                     1182

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Autodesk, Inc......................................  23,409 $ 1,199,711
    Automatic Data Processing, Inc.....................  48,971   3,751,179
    Avago Technologies, Ltd............................  24,603   1,344,308
#*  AVG Technologies NV................................   6,739     111,800
#*  Aviat Networks, Inc................................   6,079      11,550
*   Avid Technology, Inc...............................   3,971      27,559
    Avnet, Inc.........................................  15,500     636,585
    AVX Corp...........................................   6,815      88,050
#*  Aware, Inc.........................................   2,752      17,888
*   Axcelis Technologies, Inc..........................   1,800       4,356
*   AXT, Inc...........................................   2,829       6,903
#   Badger Meter, Inc..................................   1,600      81,504
    Bel Fuse, Inc. Class B.............................   1,175      22,525
    Belden, Inc........................................   4,749     307,308
*   Benchmark Electronics, Inc.........................   4,988     113,377
    Black Box Corp.....................................   2,047      56,108
    Blackbaud, Inc.....................................   4,400     151,624
#*  Blucora, Inc.......................................   3,680      94,245
    Booz Allen Hamilton Holding Corp...................   4,684      85,624
#*  Bottomline Technologies de, Inc....................   3,763     130,275
    Broadcom Corp. Class A.............................  51,085   1,520,290
    Broadridge Financial Solutions, Inc................  13,095     475,218
*   Brocade Communications Systems, Inc................  46,371     433,105
    Brooks Automation, Inc.............................   5,441      55,226
*   BTU International, Inc.............................     600       1,752
    CA, Inc............................................  34,897   1,119,496
#*  Cabot Microelectronics Corp........................   2,700     108,864
#*  CACI International, Inc. Class A...................   2,335     172,837
#*  Cadence Design Systems, Inc........................  30,500     430,660
*   CalAmp Corp........................................   3,413     100,615
*   Calix, Inc.........................................   3,886      30,816
*   Cardtronics, Inc...................................   4,567     175,921
*   Cascade Microtech, Inc.............................   1,242      12,793
#   Cass Information Systems, Inc......................   1,118      60,506
*   Ceva, Inc..........................................   1,916      33,319
*   Checkpoint Systems, Inc............................   4,385      58,496
*   CIBER, Inc.........................................  16,532      64,144
#*  Ciena Corp.........................................  10,971     255,953
#*  Cinedigm Corp......................................   9,275      24,486
#*  Cirrus Logic, Inc..................................   4,732      82,857
    Cisco Systems, Inc................................. 566,126  12,403,821
*   Citrix Systems, Inc................................  19,517   1,055,284
#*  Clearfield, Inc....................................     574      14,321
    Cognex Corp........................................   8,336     328,855
*   Cognizant Technology Solutions Corp. Class A.......  33,502   3,247,014
*   Coherent, Inc......................................   2,200     147,048
    Cohu, Inc..........................................   1,500      15,540
    Communications Systems, Inc........................   1,155      13,779
#*  CommVault Systems, Inc.............................   4,695     324,284
    Computer Sciences Corp.............................  16,353     987,885
    Computer Task Group, Inc...........................   1,400      22,624
    Compuware Corp.....................................  19,868     201,462
*   comScore, Inc......................................   2,204      60,412

                                     1183

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
    Comtech Telecommunications Corp....................   1,794 $   54,573
*   Comverse, Inc......................................      12        432
#*  Concur Technologies, Inc...........................   5,200    630,968
*   Constant Contact, Inc..............................   2,332     62,987
    Convergys Corp.....................................  11,700    238,329
*   Conversant, Inc....................................   7,300    156,950
*   CoreLogic, Inc.....................................   9,249    294,581
    Corning, Inc....................................... 158,824  2,733,361
*   CoStar Group, Inc..................................   2,894    497,884
#*  Cray, Inc..........................................   4,250    125,332
#*  Cree, Inc..........................................  11,750    709,935
#*  Crexendo, Inc......................................   1,426      4,385
    CSG Systems International, Inc.....................   3,600    107,856
    CTS Corp...........................................   6,518    121,821
*   CyberOptics Corp...................................   1,199      8,273
    Daktronics, Inc....................................   4,150     60,632
*   Datalink Corp......................................   1,423     20,676
*   Dealertrack Technologies, Inc......................   4,579    213,610
#*  Demand Media, Inc..................................   2,765     15,954
#*  Dice Holdings, Inc.................................   4,237     29,659
#   Diebold, Inc.......................................   5,900    198,181
*   Digi International, Inc............................   2,040     21,012
    Digimarc Corp......................................     858     31,386
*   Digital River, Inc.................................   3,500     61,530
*   Diodes, Inc........................................   3,450     79,040
#*  Dolby Laboratories, Inc. Class A...................   5,260    215,607
*   Dot Hill Systems Corp..............................   3,766     18,378
*   DSP Group, Inc.....................................   3,109     27,857
    DST Systems, Inc...................................   3,693    336,063
*   DTS, Inc...........................................   1,182     24,503
#   EarthLink Holdings Corp............................   6,569     28,509
*   eBay, Inc.......................................... 125,009  6,650,479
#   Ebix, Inc..........................................   5,000     67,900
*   EchoStar Corp. Class A.............................   4,501    211,682
*   Edgewater Technology, Inc..........................   1,000      5,360
    Electro Rent Corp..................................   2,590     43,564
    Electro Scientific Industries, Inc.................   2,430     26,341
*   Electronic Arts, Inc...............................  33,626    887,726
*   Electronics for Imaging, Inc.......................   5,000    211,850
#*  Ellie Mae, Inc.....................................   1,400     36,540
#*  eMagin Corp........................................   2,210      6,542
    EMC Corp........................................... 217,849  5,280,660
#*  Emcore Corp........................................     827      4,027
*   Emulex Corp........................................   8,842     65,077
*   Entegris, Inc......................................  13,900    146,228
*   Entropic Communications, Inc.......................   6,575     27,418
*   Envestnet, Inc.....................................   1,389     59,380
*   EPAM Systems, Inc..................................     635     25,972
    EPIQ Systems, Inc..................................   4,051     58,172
*   ePlus, Inc.........................................     500     26,970
#*  Equinix, Inc.......................................   5,318    984,894
*   Euronet Worldwide, Inc.............................   4,700    201,442
*   Exar Corp..........................................   4,019     44,249

                                     1184

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   ExlService Holdings, Inc...........................   2,442 $    61,416
*   Extreme Networks...................................   6,199      45,377
#*  F5 Networks, Inc...................................   7,250     775,750
*   Fabrinet...........................................     500       9,235
*   Facebook, Inc. Class A............................. 158,380   9,909,837
#   FactSet Research Systems, Inc......................   4,350     460,099
    Fair Isaac Corp....................................   3,625     197,055
#*  Fairchild Semiconductor International, Inc.........  13,385     170,793
*   FARO Technologies, Inc.............................   2,100     108,612
    FEI Co.............................................   4,165     390,344
    Fidelity National Information Services, Inc........  25,915   1,313,890
*   Finisar Corp.......................................   9,600     227,616
#*  First Solar, Inc...................................   5,850     295,893
*   Fiserv, Inc........................................  28,600   1,603,030
*   FleetCor Technologies, Inc.........................   6,925     736,266
    FLIR Systems, Inc..................................  16,900     536,068
*   FormFactor, Inc....................................   6,406      41,255
    Forrester Research, Inc............................   1,137      42,683
*   Fortinet, Inc......................................  13,661     289,613
#*  Freescale Semiconductor, Ltd.......................   6,800     123,284
*   Frequency Electronics, Inc.........................     798       9,648
#*  Fusion-io, Inc.....................................   5,608      61,688
*   Gartner, Inc.......................................  10,000     703,300
*   Genpact, Ltd.......................................  22,351     379,296
*   Global Cash Access Holdings, Inc...................   5,930      50,286
    Global Payments, Inc...............................   8,396     554,892
*   Google, Inc. Class A...............................  29,451  34,780,747
*   GSE Systems, Inc...................................   1,745       3,054
*   GSI Group, Inc.....................................   1,769      19,088
*   GSI Technology, Inc................................   3,200      21,312
#*  GT Advanced Technologies, Inc......................  12,200     125,294
#*  Guidewire Software, Inc............................   4,219     199,179
    Hackett Group, Inc. (The)..........................   5,500      32,450
*   Harmonic, Inc......................................  10,205      66,945
    Harris Corp........................................  12,040     834,854
    Heartland Payment Systems, Inc.....................   4,300     185,373
    Hewlett-Packard Co................................. 205,028   5,945,812
*   Hittite Microwave Corp.............................   3,110     178,358
*   Hutchinson Technology, Inc.........................   1,900       7,220
    IAC/InterActiveCorp................................   8,300     581,332
*   ID Systems, Inc....................................   1,700      10,285
*   Identive Group, Inc................................   1,092       1,069
*   IEC Electronics Corp...............................     638       2,520
*   iGATE Corp.........................................   3,200     108,000
*   Imation Corp.......................................   2,440      11,736
*   Immersion Corp.....................................     597       6,985
#*  Infinera Corp......................................  10,000      87,200
*   Informatica Corp...................................  11,100     447,996
*   Ingram Micro, Inc. Class A.........................  16,470     412,079
*   Innodata, Inc......................................   2,754       7,959
*   Inphi Corp.........................................   1,500      17,220
*   Insight Enterprises, Inc...........................   4,020      84,822
*   Integrated Device Technology, Inc..................  15,881     153,252

                                     1185

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Integrated Silicon Solution, Inc...................   3,810 $    44,844
    Intel Corp......................................... 525,207  12,888,580
*   Interactive Intelligence Group, Inc................   1,900     144,286
    InterDigital, Inc..................................   4,500     129,375
*   Internap Network Services Corp.....................   7,852      63,994
    International Business Machines Corp............... 109,076  19,271,548
*   International Rectifier Corp.......................   6,589     171,380
*   Interphase Corp....................................     490       1,931
    Intersil Corp. Class A.............................  12,140     137,668
*   Intevac, Inc.......................................   2,384      17,689
*   IntraLinks Holdings, Inc...........................     721       7,628
*   IntriCon Corp......................................     800       3,576
#   Intuit, Inc........................................  29,798   2,182,703
#*  IPG Photonics Corp.................................   3,576     239,127
*   Iteris, Inc........................................     600       1,356
#*  Itron, Inc.........................................   4,100     165,558
*   Ixia...............................................   4,546      58,143
    IXYS Corp..........................................   2,391      30,342
#   j2 Global, Inc.....................................   5,183     235,049
    Jabil Circuit, Inc.................................  19,112     343,443
    Jack Henry & Associates, Inc.......................   8,990     501,462
#*  JDS Uniphase Corp..................................  25,300     336,237
*   Juniper Networks, Inc..............................  51,449   1,369,058
*   Kemet Corp.........................................   2,594      14,319
*   Key Tronic Corp....................................     749       7,865
    KLA-Tencor Corp....................................  17,570   1,080,028
*   Kopin Corp.........................................   8,696      33,393
*   Kulicke & Soffa Industries, Inc....................   6,752      78,593
*   KVH Industries, Inc................................   2,000      26,360
*   Lam Research Corp..................................  16,902     855,410
*   Lattice Semiconductor Corp.........................   8,552      49,431
#   Leidos Holdings, Inc...............................   7,400     335,516
    Lexmark International, Inc. Class A................   7,972     312,423
#*  Limelight Networks, Inc............................   5,494      10,494
#   Linear Technology Corp.............................  24,807   1,104,904
*   LinkedIn Corp. Class A.............................  13,138   2,827,429
*   Lionbridge Technologies, Inc.......................   5,700      31,350
#*  Liquidity Services, Inc............................     652      15,498
    Littelfuse, Inc....................................   2,279     203,970
*   LoJack Corp........................................   2,400       9,504
    LSI Corp...........................................  62,544     689,860
*   LTX-Credence Corp..................................   4,140      35,397
*   Magnachip Semiconductor Corp.......................   2,100      33,201
*   Manhattan Associates, Inc..........................   8,776     295,927
    ManTech International Corp. Class A................   2,440      71,004
    Marchex, Inc. Class B..............................   3,183      29,793
    Marvell Technology Group, Ltd......................  49,822     743,842
    MasterCard, Inc. Class A........................... 124,910   9,453,189
#*  Mattersight Corp...................................     500       2,880
*   Mattson Technology, Inc............................     200         594
    Maxim Integrated Products, Inc.....................  30,528     923,777
    MAXIMUS, Inc.......................................   7,600     322,012
*   MaxLinear, Inc. Class A............................   1,002      10,281

                                     1186

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Maxwell Technologies, Inc..........................     703 $     5,736
#*  Measurement Specialties, Inc.......................   1,500      82,755
    Mentor Graphics Corp...............................  12,551     261,061
*   Mercury Systems, Inc...............................   2,500      26,750
#   Mesa Laboratories, Inc.............................     300      24,081
    Methode Electronics, Inc...........................   5,669     190,819
    Micrel, Inc........................................   5,800      57,884
#   Microchip Technology, Inc..........................  21,068     945,110
*   Micron Technology, Inc............................. 104,164   2,399,939
#*  MICROS Systems, Inc................................   8,400     466,452
*   Microsemi Corp.....................................   9,716     227,743
    Microsoft Corp..................................... 842,786  31,899,450
    MKS Instruments, Inc...............................   5,048     152,096
    MOCON, Inc.........................................     535       9,154
*   ModusLink Global Solutions, Inc....................   5,100      26,265
*   MoneyGram International, Inc.......................   1,383      25,586
*   Monolithic Power Systems, Inc......................   3,320     108,531
    Monotype Imaging Holdings, Inc.....................   4,300     125,431
*   Monster Worldwide, Inc.............................  12,900      78,948
#*  MoSys, Inc.........................................   3,108      15,602
    Motorola Solutions, Inc............................  25,841   1,648,656
*   Move, Inc..........................................   4,260      60,236
    MTS Systems Corp...................................   1,700     119,561
*   Multi-Fineline Electronix, Inc.....................   1,672      23,074
*   Nanometrics, Inc...................................   2,297      38,911
#   National Instruments Corp..........................  10,553     306,037
*   NCI, Inc. Class A..................................   1,200       7,980
*   NCR Corp...........................................  17,270     607,731
#*  NeoPhotonics Corp..................................     780       5,725
    NetApp, Inc........................................  38,360   1,624,162
#*  NETGEAR, Inc.......................................   3,951     126,076
*   Netscout Systems, Inc..............................   3,814     134,710
#*  NetSuite, Inc......................................   2,800     294,504
#*  NeuStar, Inc. Class A..............................   7,800     264,342
*   Newport Corp.......................................   5,630     102,128
    NIC, Inc...........................................   5,718     124,309
*   Novatel Wireless, Inc..............................   4,993      13,331
#*  Nuance Communications, Inc.........................  25,192     386,193
#*  Numerex Corp. Class A..............................     700       9,345
    NVIDIA Corp........................................  63,600     998,520
*   Oclaro, Inc........................................   4,000      10,680
#*  OmniVision Technologies, Inc.......................   5,145      79,182
*   ON Semiconductor Corp..............................  48,843     408,327
#*  OpenTable, Inc.....................................   1,088      81,905
*   Oplink Communications, Inc.........................   1,500      25,395
    Optical Cable Corp.................................   1,300       5,096
    Oracle Corp........................................ 400,229  14,768,450
*   OSI Systems, Inc...................................   2,078     120,379
*   Pandora Media, Inc.................................  14,445     521,031
*   PAR Technology Corp................................   1,750       9,468
    Park Electrochemical Corp..........................   2,544      76,752
    Paychex, Inc.......................................  35,021   1,464,578
    PC Connection, Inc.................................   1,900      38,874

                                     1187

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
    PC-Tel, Inc........................................   2,700 $    22,167
*   PCM, Inc...........................................   1,468      14,680
*   PDF Solutions, Inc.................................   3,109      73,683
    Pegasystems, Inc...................................   1,345      61,117
    Perceptron, Inc....................................     528       8,136
*   Perficient, Inc....................................   2,556      52,475
*   Performance Technologies, Inc......................   1,257       4,676
*   Pericom Semiconductor Corp.........................   2,935      24,302
*   Photronics, Inc....................................   5,488      45,550
#*  Planar Systems, Inc................................     930       2,334
    Plantronics, Inc...................................   4,499     193,142
*   Plexus Corp........................................   2,240      87,584
*   PLX Technology, Inc................................   3,500      21,175
*   PMC - Sierra, Inc..................................  21,900     143,445
*   Polycom, Inc.......................................  18,000     214,740
    Power Integrations, Inc............................   2,919     172,892
*   PRGX Global, Inc...................................   2,100      13,986
#*  Procera Networks, Inc..............................   1,209      13,976
*   Progress Software Corp.............................   6,750     163,147
*   PROS Holdings, Inc.................................   1,082      41,127
*   PTC, Inc...........................................  15,600     556,608
    QAD, Inc. Class A..................................     739      13,442
#   QAD, Inc. Class B..................................     184       3,000
*   QLogic Corp........................................   7,416      85,803
    QUALCOMM, Inc...................................... 184,909  13,723,946
*   Qualstar Corp......................................     300         357
*   QuinStreet, Inc....................................   2,500      20,675
*   Qumu Corp..........................................   1,254      18,898
#*  Rackspace Hosting, Inc.............................  11,300     411,433
*   Radisys Corp.......................................   2,460       6,962
*   Rambus, Inc........................................  10,013      89,216
*   RealD, Inc.........................................   2,400      21,480
*   RealNetworks, Inc..................................   3,050      22,204
*   Red Hat, Inc.......................................  20,680   1,168,420
#*  Reis, Inc..........................................   1,130      20,114
*   Responsys, Inc.....................................     626      16,908
#*  RF Micro Devices, Inc..............................  28,986     154,495
    Richardson Electronics, Ltd........................   2,200      25,366
*   Riverbed Technology, Inc...........................  16,842     332,124
*   Rofin-Sinar Technologies, Inc......................   1,380      31,878
*   Rogers Corp........................................   1,570      95,299
*   Rosetta Stone, Inc.................................   1,296      14,360
*   Rovi Corp..........................................  11,513     244,191
#*  Rubicon Technology, Inc............................   1,987      21,797
*   Rudolph Technologies, Inc..........................   2,529      27,794
*   Salesforce.com, Inc................................  67,791   4,103,389
    SanDisk Corp.......................................  25,120   1,747,096
*   Sanmina Corp.......................................   7,765     129,831
*   Sapient Corp.......................................  12,399     198,756
*   ScanSource, Inc....................................   2,184      81,987
    Science Applications International Corp............   4,228     156,478
*   Seachange International, Inc.......................   3,000      35,880
    Seagate Technology P.L.C...........................  38,610   2,040,925

                                     1188

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Semtech Corp.......................................   7,320 $  166,969
*   ShoreTel, Inc......................................   4,620     35,574
*   Sigma Designs, Inc.................................   2,500     11,725
#*  Silicon Graphics International Corp................   1,172     15,248
*   Silicon Image, Inc.................................   9,089     50,808
*   Silicon Laboratories, Inc..........................   4,220    199,353
*   Skyworks Solutions, Inc............................  19,121    578,410
#*  Smith Micro Software, Inc..........................   3,600      5,760
*   SolarWinds, Inc....................................   6,337    252,783
    Solera Holdings, Inc...............................   7,592    507,373
#*  Sonus Networks, Inc................................  22,816     68,448
*   Spansion, Inc. Class A.............................   5,765     86,475
#*  Spark Networks, Inc................................   1,760     10,085
*   SS&C Technologies Holdings, Inc....................   6,095    236,608
*   Stamps.com, Inc....................................   1,538     60,689
#*  StarTek, Inc.......................................   2,385     15,192
#*  STR Holdings, Inc..................................   1,412      2,118
#*  Stratasys, Ltd.....................................   2,898    349,383
#*  SunEdison, Inc.....................................  22,920    318,817
#*  SunPower Corp......................................   4,042    130,799
*   Super Micro Computer, Inc..........................   2,009     41,305
*   Supertex, Inc......................................   1,500     40,050
*   support.com, Inc...................................   5,150     13,905
*   Sykes Enterprises, Inc.............................   3,800     79,648
    Symantec Corp......................................  73,841  1,580,936
#*  Synaptics, Inc.....................................   3,400    198,424
#*  Synchronoss Technologies, Inc......................   3,036     80,940
*   SYNNEX Corp........................................   2,358    132,402
*   Synopsys, Inc......................................  15,668    624,526
#*  Syntel, Inc........................................   2,000    168,500
*   Take-Two Interactive Software, Inc.................   8,400    161,112
    TE Connectivity, Ltd...............................  44,823  2,532,948
*   Tech Data Corp.....................................   3,513    189,421
*   TeleCommunication Systems, Inc. Class A............   4,140      9,398
*   Telenav, Inc.......................................   1,400      9,100
*   TeleTech Holdings, Inc.............................   2,400     52,368
#*  Teradata Corp......................................  17,385    714,871
#*  Teradyne, Inc......................................  20,067    377,460
    Tessco Technologies, Inc...........................   1,314     43,743
    Tessera Technologies, Inc..........................   4,753     94,347
    Texas Instruments, Inc............................. 117,577  4,985,265
*   TIBCO Software, Inc................................  16,800    357,672
    Total System Services, Inc.........................  17,783    531,356
    Transact Technologies, Inc.........................     600      7,128
#*  Travelzoo, Inc.....................................     400      8,912
*   Trimble Navigation, Ltd............................  26,764    865,280
*   TriQuint Semiconductor, Inc........................  16,900    140,270
*   TTM Technologies, Inc..............................   5,400     43,254
*   Tyler Technologies, Inc............................   3,125    329,531
#*  Ubiquiti Networks, Inc.............................   1,600     65,920
*   Ultimate Software Group, Inc.......................   2,896    472,714
*   Ultra Clean Holdings...............................   2,422     27,683
*   Ultratech, Inc.....................................   2,900     73,370

                                     1189

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Unisys Corp........................................   4,732 $    162,166
    United Online, Inc.................................   1,335       16,167
*   Unwired Planet, Inc................................   5,758        9,616
#*  USA Technologies, Inc..............................     346          754
#*  Vantiv, Inc. Class A...............................   9,272      281,312
#*  Veeco Instruments, Inc.............................   3,900      148,239
*   VeriFone Systems, Inc..............................  10,903      316,296
*   Verint Systems, Inc................................   5,543      251,874
#*  VeriSign, Inc......................................  16,123      947,226
*   ViaSat, Inc........................................   3,800      226,138
#*  Viasystems Group, Inc..............................   1,015       13,256
*   Vicon Industries, Inc..............................     900        3,690
*   Video Display Corp.................................   1,359        5,151
*   Virtusa Corp.......................................   2,057       70,514
    Visa, Inc. Class A.................................  55,143   11,879,456
#*  Vishay Intertechnology, Inc........................  12,724      172,792
*   Vishay Precision Group, Inc........................   1,973       28,096
*   VistaPrint NV......................................   3,805      185,988
#*  VMware, Inc. Class A...............................  13,142    1,184,620
    Wayside Technology Group, Inc......................     152        2,145
*   Web.com Group, Inc.................................   4,205      142,129
#*  WebMD Health Corp..................................   4,087      195,767
*   Westell Technologies, Inc. Class A.................   5,426       20,348
    Western Digital Corp...............................  24,098    2,076,525
#   Western Union Co. (The)............................  63,452      977,161
#*  WEX, Inc...........................................   3,940      324,498
    Xerox Corp......................................... 135,087    1,465,694
    Xilinx, Inc........................................  28,230    1,310,437
*   XO Group, Inc......................................   4,000       48,520
    Xyratex, Ltd.......................................   1,982       26,182
*   Yahoo!, Inc........................................ 119,439    4,302,193
*   Yelp, Inc..........................................   4,358      330,990
*   Zebra Technologies Corp. Class A...................   5,483      301,346
#*  Zillow, Inc. Class A...............................   3,000      246,300
*   Zix Corp...........................................   4,055       18,207
*   Zygo Corp..........................................   1,309       18,365
*   Zynga, Inc. Class A................................  44,500      195,800
                                                                ------------
Total Information Technology...........................          382,487,123
                                                                ------------
Materials -- (3.7%)
    A Schulman, Inc....................................   3,119      105,952
*   AEP Industries, Inc................................     422       18,585
    Air Products & Chemicals, Inc......................  21,926    2,305,300
    Airgas, Inc........................................   7,460      770,170
    Albemarle Corp.....................................   9,203      590,649
#   Alcoa, Inc......................................... 115,538    1,329,842
#   Allegheny Technologies, Inc........................   9,806      308,301
#*  Allied Nevada Gold Corp............................   9,346       45,889
#*  AM Castle & Co.....................................   1,388       19,043
    AMCOL International Corp...........................   2,400       81,768
*   American Pacific Corp..............................     300       13,929
    American Vanguard Corp.............................   2,950       68,558
    Aptargroup, Inc....................................   7,000      446,600

                                     1190

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
*   Arabian American Development Co....................     613 $    6,988
    Ashland, Inc.......................................   8,407    780,254
    Avery Dennison Corp................................  10,701    527,238
    Axiall Corp........................................  11,296    450,710
    Balchem Corp.......................................   3,412    186,022
    Ball Corp..........................................  15,487    792,780
#   Bemis Co., Inc.....................................  11,191    430,965
    Cabot Corp.........................................   6,836    332,708
*   Calgon Carbon Corp.................................   5,900    119,829
    Carpenter Technology Corp..........................   4,601    267,364
    Celanese Corp. Series A............................  16,930    857,335
*   Century Aluminum Co................................   4,940     57,650
    CF Industries Holdings, Inc........................   6,823  1,575,158
    Chase Corp.........................................   1,300     41,106
*   Chemtura Corp......................................  10,398    260,782
*   Clearwater Paper Corp..............................   2,200    125,290
#   Cliffs Natural Resources, Inc......................  15,500    299,460
*   Coeur Mining, Inc..................................   9,600     97,440
    Commercial Metals Co...............................  11,043    210,480
#   Compass Minerals International, Inc................   3,504    275,485
*   Core Molding Technologies, Inc.....................     389      4,765
*   Crown Holdings, Inc................................  15,714    645,845
    Cytec Industries, Inc..............................   4,600    413,862
    Deltic Timber Corp.................................   1,082     69,583
    Domtar Corp........................................   3,743    402,036
    Dow Chemical Co. (The)............................. 127,378  5,796,973
    Eagle Materials, Inc...............................   5,119    403,121
    Eastman Chemical Co................................  16,276  1,268,877
    Ecolab, Inc........................................  30,492  3,065,666
    EI du Pont de Nemours & Co.........................  96,818  5,906,866
*   Ferro Corp.........................................   7,900     99,382
#*  Flotek Industries, Inc.............................   5,082    109,314
    FMC Corp...........................................  14,500  1,024,135
    Freeport-McMoRan Copper & Gold, Inc................ 106,344  3,446,609
    Friedman Industries, Inc...........................     599      4,990
#   FutureFuel Corp....................................   1,256     20,548
#*  General Moly, Inc..................................   4,913      6,338
    Globe Specialty Metals, Inc........................   6,858    119,878
#*  Golden Minerals Co.................................   1,450      1,179
*   Graphic Packaging Holding Co.......................  20,376    193,572
    Greif, Inc. Class A................................   2,500    126,575
    Hawkins, Inc.......................................     888     31,266
    Haynes International, Inc..........................   1,800     92,052
    HB Fuller Co.......................................   5,400    251,532
*   Headwaters, Inc....................................   7,000     77,840
#   Hecla Mining Co....................................  28,200     85,446
#*  Horsehead Holding Corp.............................   3,876     59,380
    Huntsman Corp......................................  21,532    471,981
    Innophos Holdings, Inc.............................   2,500    116,675
    Innospec, Inc......................................   2,400    102,816
    International Flavors & Fragrances, Inc............   8,630    748,048
    International Paper Co.............................  43,500  2,076,690
#*  Intrepid Potash, Inc...............................   5,600     82,320

                                     1191

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TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Materials -- (Continued)
#   Kaiser Aluminum Corp...............................  1,800 $  125,658
*   KapStone Paper and Packaging Corp..................  8,598    240,486
    KMG Chemicals, Inc.................................  1,500     23,490
    Koppers Holdings, Inc..............................  1,980     78,210
*   Kraton Performance Polymers, Inc...................  3,187     79,707
#   Kronos Worldwide, Inc..............................  2,426     37,554
#*  Landec Corp........................................  3,992     42,914
*   Louisiana-Pacific Corp............................. 14,700    257,691
*   LSB Industries, Inc................................  2,000     66,220
    LyondellBasell Industries NV Class A............... 41,005  3,229,554
#   Martin Marietta Materials, Inc.....................  4,800    523,248
    Materion Corp......................................  1,659     44,080
#*  McEwen Mining, Inc................................. 13,772     35,807
    MeadWestvaco Corp.................................. 18,272    659,071
#*  Mercer International, Inc..........................  3,588     33,512
    Minerals Technologies, Inc.........................  3,500    180,880
#*  Molycorp, Inc......................................  5,989     29,047
    Monsanto Co........................................ 56,970  6,070,154
    Mosaic Co. (The)................................... 30,121  1,345,204
    Myers Industries, Inc..............................  3,889     74,474
    Neenah Paper, Inc..................................  1,500     65,160
#   NewMarket Corp.....................................  1,212    405,850
    Newmont Mining Corp................................ 50,732  1,095,811
    Noranda Aluminum Holding Corp......................  2,200      7,172
*   Northern Technologies International Corp...........    300      5,526
    Nucor Corp......................................... 33,233  1,606,816
#   Olin Corp..........................................  8,155    209,665
    Olympic Steel, Inc.................................  1,300     35,997
#*  OM Group, Inc......................................  3,037     98,217
*   OMNOVA Solutions, Inc..............................  3,300     29,832
*   Owens-Illinois, Inc................................ 17,100    547,884
    Packaging Corp. of America......................... 10,700    691,220
*   Penford Corp.......................................  1,572     19,461
    PH Glatfelter Co...................................  4,200    130,158
    PolyOne Corp....................................... 10,028    356,596
    PPG Industries, Inc................................ 14,549  2,653,156
    Praxair, Inc....................................... 31,146  3,884,529
    Quaker Chemical Corp...............................  1,414     97,722
    Reliance Steel & Aluminum Co.......................  8,000    559,600
*   Resolute Forest Products, Inc......................  2,379     45,915
    Rock Tenn Co. Class A..............................  7,427    753,692
    Rockwood Holdings, Inc.............................  7,980    546,869
#   Royal Gold, Inc....................................  5,000    279,700
    RPM International, Inc............................. 13,941    553,039
*   RTI International Metals, Inc......................  3,000     93,360
#   Schnitzer Steel Industries, Inc. Class A...........  2,300     60,766
    Schweitzer-Mauduit International, Inc..............  3,186    146,970
    Scotts Miracle-Gro Co. (The) Class A...............  4,409    261,851
    Sealed Air Corp.................................... 19,877    619,964
    Sensient Technologies Corp.........................  4,721    230,951
    Sherwin-Williams Co. (The).........................  9,200  1,685,992
    Sigma-Aldrich Corp................................. 12,979  1,206,658
    Silgan Holdings, Inc...............................  5,600    256,648

                                     1192

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
    Sonoco Products Co.................................  11,072 $   458,159
#   Southern Copper Corp...............................  18,041     504,787
    Steel Dynamics, Inc................................  22,500     371,250
#   Stepan Co..........................................   1,746     110,679
*   Stillwater Mining Co...............................  11,244     141,000
*   SunCoke Energy, Inc................................   6,923     153,552
#   Synalloy Corp......................................     737      11,269
#*  Texas Industries, Inc..............................   1,900     142,918
    Tredegar Corp......................................   2,230      55,282
    Tronox, Ltd. Class A...............................   2,129      46,753
*   United States Lime & Minerals, Inc.................     353      19,256
#   United States Steel Corp...........................  11,300     295,043
*   Universal Stainless & Alloy Products, Inc..........     545      17,298
#   US Silica Holdings, Inc............................   1,229      36,403
    Valspar Corp. (The)................................   9,100     639,548
    Vulcan Materials Co................................  13,048     805,453
#   Walter Energy, Inc.................................   6,000      68,160
    Wausau Paper Corp..................................   5,215      71,237
    Westlake Chemical Corp.............................   2,630     319,650
    Worthington Industries, Inc........................   5,620     227,835
*   WR Grace & Co......................................   7,800     735,696
    Zep, Inc...........................................   2,526      40,517
*   Zoltek Cos., Inc...................................   2,537      42,368
                                                                -----------
Total Materials........................................          78,859,611
                                                                -----------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc. Escrow Shares.......     100          --
o*  Gerber Scientific, Inc. Escrow Shares..............   2,901          --
o*  Petrocorp, Inc. Escrow Shares......................     100          --
                                                                -----------
Total Other............................................                  --
                                                                -----------
Real Estate Investment Trusts -- (0.0%)
    Parkway Properties, Inc............................   1,971      34,966
                                                                -----------
Telecommunication Services -- (2.0%)
*   8x8, Inc...........................................   3,443      34,912
#*  Alaska Communications Systems Group, Inc...........   1,400       3,052
    AT&T, Inc.......................................... 570,785  19,018,556
    Atlantic Tele-Network, Inc.........................   1,149      66,929
*   Boingo Wireless, Inc...............................   1,200       7,260
*   Cbeyond, Inc.......................................   2,962      21,504
#   CenturyLink, Inc...................................  63,542   1,833,822
*   Cincinnati Bell, Inc...............................  21,600      74,736
    Cogent Communications Group, Inc...................   4,200     173,754
    Consolidated Communications Holdings, Inc..........   4,233      82,882
*   Crown Castle International Corp....................  31,300   2,221,048
#   Frontier Communications Corp....................... 103,738     487,569
*   General Communication, Inc. Class A................   3,550      34,542
    HickoryTech Corp...................................   2,100      30,051
    IDT Corp. Class B..................................   1,800      30,600
    Inteliquent, Inc...................................   2,700      31,320
#*  Iridium Communications, Inc........................   4,218      26,742
*   Leap Wireless International, Inc...................   7,025     123,289

                                     1193

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Telecommunication Services -- (Continued)
#*  Level 3 Communications, Inc........................  16,303 $   523,326
    Lumos Networks Corp................................   2,000      38,020
#*  NII Holdings, Inc..................................  17,652      53,133
#   NTELOS Holdings Corp...............................   2,000      32,820
*   ORBCOMM, Inc.......................................   1,021       7,045
*   Premiere Global Services, Inc......................   5,500      59,950
#   PTGi Holding, Inc..................................     900       3,306
#*  SBA Communications Corp. Class A...................  13,600   1,261,400
    Shenandoah Telecommunications Co...................   1,830      45,933
#*  Sprint Corp........................................  84,286     697,045
*   Straight Path Communications, Inc. Class B.........     900       7,416
    T-Mobile US, Inc...................................  13,148     401,934
    Telephone & Data Systems, Inc......................   9,517     257,149
*   tw telecom, Inc....................................  16,100     474,306
    United States Cellular Corp........................   1,000      44,290
    USA Mobility, Inc..................................   2,839      40,484
    Verizon Communications, Inc........................ 307,630  14,772,393
*   Vonage Holdings Corp...............................   8,954      41,278
#   Windstream Holdings, Inc...........................  60,278     450,879
                                                                -----------
Total Telecommunication Services.......................          43,514,675
                                                                -----------
Utilities -- (2.9%)
    AES Corp...........................................  68,539     963,658
    AGL Resources, Inc.................................  12,934     617,987
    ALLETE, Inc........................................   3,700     184,926
    Alliant Energy Corp................................  11,900     618,324
    Ameren Corp........................................  26,700   1,010,328
    American Electric Power Co., Inc...................  50,226   2,451,531
    American States Water Co...........................   4,400     124,960
    American Water Works Co., Inc......................  19,600     834,372
#   Aqua America, Inc..................................  19,333     463,025
    Artesian Resources Corp. Class A...................     471      10,602
    Atmos Energy Corp..................................  10,030     481,540
    Avista Corp........................................   6,463     186,328
    Black Hills Corp...................................   4,500     246,735
    California Water Service Group.....................   5,100     118,779
*   Calpine Corp.......................................  34,897     662,345
    CenterPoint Energy, Inc............................  44,700   1,045,980
    Chesapeake Utilities Corp..........................   1,000      58,850
    Cleco Corp.........................................   6,582     321,597
    CMS Energy Corp....................................  28,852     801,797
#   Connecticut Water Service, Inc.....................   1,422      47,921
#   Consolidated Edison, Inc...........................  29,498   1,604,986
    Consolidated Water Co., Ltd........................     777       9,992
    Delta Natural Gas Co., Inc.........................     720      14,990
    Dominion Resources, Inc............................  61,447   4,172,866
    DTE Energy Co......................................  18,500   1,262,070
    Duke Energy Corp...................................  75,289   5,316,909
#*  Dynegy, Inc........................................   9,335     190,061
    Edison International...............................  31,711   1,527,202
    El Paso Electric Co................................   4,200     153,006
    Empire District Electric Co. (The).................   4,470     102,587
    Entergy Corp.......................................  19,100   1,203,873

                                     1194

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Utilities -- (Continued)
    Exelon Corp........................................ 88,013 $2,552,377
    FirstEnergy Corp................................... 43,020  1,354,700
#   Gas Natural, Inc...................................    850      7,795
#*  Genie Energy, Ltd. Class B.........................  1,800     18,000
    Great Plains Energy, Inc........................... 17,100    422,028
#   Hawaiian Electric Industries, Inc.................. 10,300    268,006
#   IDACORP, Inc.......................................  5,551    292,704
    Integrys Energy Group, Inc.........................  8,540    464,064
#   ITC Holdings Corp..................................  5,700    589,950
    Laclede Group, Inc. (The)..........................  3,289    150,932
    MDU Resources Group, Inc........................... 19,689    630,836
#   MGE Energy, Inc....................................  2,526    143,830
    Middlesex Water Co.................................  1,620     32,238
#   National Fuel Gas Co...............................  7,872    593,234
    New Jersey Resources Corp..........................  4,454    203,102
    NextEra Energy, Inc................................ 44,933  4,130,691
    NiSource, Inc...................................... 32,315  1,110,667
    Northeast Utilities................................ 34,110  1,494,018
#   Northwest Natural Gas Co...........................  2,797    116,243
    NorthWestern Corp..................................  3,938    178,037
    NRG Energy, Inc.................................... 35,895    999,676
    OGE Energy Corp.................................... 21,600    735,912
    Ormat Technologies, Inc............................  1,700     41,905
#   Otter Tail Corp....................................  3,400     94,656
#   Pepco Holdings, Inc................................ 24,900    483,807
    PG&E Corp.......................................... 44,486  1,875,085
    Piedmont Natural Gas Co., Inc......................  8,196    270,632
    Pinnacle West Capital Corp......................... 11,815    621,823
    PNM Resources, Inc.................................  8,650    213,222
    Portland General Electric Co.......................  8,207    247,687
    PPL Corp........................................... 64,282  1,965,101
    Public Service Enterprise Group, Inc............... 54,650  1,822,031
    Questar Corp....................................... 19,300    450,076
    RGC Resources, Inc.................................    200      3,776
#   SCANA Corp......................................... 13,403    633,560
    Sempra Energy...................................... 24,430  2,264,905
    SJW Corp...........................................  2,210     63,228
    South Jersey Industries, Inc.......................  3,300    176,022
#   Southern Co. (The)................................. 91,855  3,788,100
    Southwest Gas Corp.................................  5,119    275,044
#   TECO Energy, Inc................................... 22,655    371,089
    UGI Corp........................................... 12,034    522,155
#   UIL Holdings Corp..................................  5,631    217,751
    Unitil Corp........................................  1,200     36,528
#   UNS Energy Corp....................................  4,395    263,173
    Vectren Corp.......................................  9,040    330,141
#   Westar Energy, Inc................................. 14,053    466,138
    WGL Holdings, Inc..................................  5,799    219,086
#   Wisconsin Energy Corp.............................. 24,300  1,036,881
    Xcel Energy, Inc................................... 49,760  1,438,562

                                     1195

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                     SHARES        VALUE+
                                                    ---------- --------------
Utilities -- (Continued)
      York Water Co................................        900 $       18,333
                                                               --------------
Total Utilities....................................                63,509,664
                                                               --------------
TOTAL COMMON STOCKS................................             2,022,823,216
                                                               --------------
RIGHTS/WARRANTS -- (0.0%)
o*    Community Health Systems, Inc. Rights
        01/04/16...................................     27,224          1,089
o#*   Magnum Hunter Resources Corp. Warrants
        04/15/16...................................      1,430             --
TOTAL RIGHTS/WARRANTS..............................                     1,089
                                                               --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
        0.060%..................................... 10,514,318     10,514,318
                                                               --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund............... 12,009,171    138,946,113
                                                               --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,184,917,896)^^..........................            $2,172,284,736
                                                               ==============

                                     1196

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                            --------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                            -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary.. $  272,190,971           --   --    $  272,190,971
   Consumer Staples........    177,759,349           --   --       177,759,349
   Energy..................    193,024,423           --   --       193,024,423
   Financials..............    296,009,840 $        154   --       296,009,994
   Health Care.............    271,960,463        3,244   --       271,963,707
   Industrials.............    243,468,733           --   --       243,468,733
   Information Technology..    382,487,123           --   --       382,487,123
   Materials...............     78,859,611           --   --        78,859,611
   Other...................             --           --   --                --
   Real Estate Investment
     Trusts................         34,966           --   --            34,966
   Telecommunication
     Services..............     43,514,675           --   --        43,514,675
   Utilities...............     63,509,664           --   --        63,509,664
Rights/Warrants............             --        1,089   --             1,089
Temporary Cash
  Investments..............     10,514,318           --   --        10,514,318
Securities Lending
  Collateral...............             --  138,946,113   --       138,946,113
                            -------------- ------------   --    --------------
TOTAL...................... $2,033,334,136 $138,950,600   --    $2,172,284,736
                            ============== ============   ==    ==============

                                     1197

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (14.3%)
*   1-800-Flowers.com, Inc. Class A.................... 137,199 $   691,483
#   Aaron's, Inc.......................................  26,313     707,557
    AH Belo Corp. Class A.............................. 100,654     804,225
*   ALCO Stores, Inc...................................  10,636      96,681
    Ambassadors Group, Inc.............................   1,110       5,517
    AMCON Distributing Co..............................     388      32,980
#*  America's Car-Mart, Inc............................  44,364   1,710,232
    Arctic Cat, Inc....................................  21,276     900,826
    Ark Restaurants Corp...............................  11,046     240,692
#*  Asbury Automotive Group, Inc.......................     761      35,782
#*  Ascent Capital Group, Inc. Class A.................  37,093   2,654,004
*   Ballantyne Strong, Inc.............................  85,890     408,836
#*  Barnes & Noble, Inc................................ 197,235   2,658,728
    Bassett Furniture Industries, Inc..................  44,555     628,226
#   Beasley Broadcasting Group, Inc. Class A...........  42,442     387,920
#*  Beazer Homes USA, Inc..............................  82,855   1,865,066
#   bebe stores, Inc................................... 154,556     768,143
    Big 5 Sporting Goods Corp..........................  15,726     269,858
*   Biglari Holdings, Inc..............................   7,203   3,147,423
    Bob Evans Farms, Inc............................... 102,827   5,167,057
#   Bon-Ton Stores, Inc. (The).........................   9,857     105,963
*   Books-A-Million, Inc...............................  89,105     205,833
#   Bowl America, Inc. Class A.........................  11,489     167,682
#*  Boyd Gaming Corp................................... 179,677   1,897,389
#*  Bridgepoint Education, Inc.........................  10,334     179,605
    Brown Shoe Co., Inc................................ 191,145   4,526,314
*   Build-A-Bear Workshop, Inc.........................  93,796     818,839
#*  Cabela's, Inc...................................... 208,284  13,925,868
*   Cache, Inc.........................................  86,803     439,223
#   Callaway Golf Co................................... 356,756   2,914,697
*   Cambium Learning Group, Inc........................  57,897     110,004
*   Canterbury Park Holding Corp.......................   7,625      85,476
#*  Career Education Corp..............................   3,400      18,496
#   Carriage Services, Inc............................. 169,187   3,620,602
#*  Carrols Restaurant Group, Inc......................  63,075     384,127
#*  Cavco Industries, Inc..............................  22,377   1,748,091
#*  Central European Media Enterprises, Ltd.
      Class A..........................................   3,927      11,663
#*  Charles & Colvard, Ltd.............................  38,289     150,093
*   Christopher & Banks Corp........................... 129,208     922,545
    Churchill Downs, Inc...............................  56,570   5,040,953
*   Citi Trends, Inc...................................   5,396      86,336
    Clear Channel Outdoor Holdings, Inc. Class A.......  59,302     560,404
*   Coast Distribution System (The)....................  18,627      67,709
*   Cobra Electronics Corp.............................  19,854      64,327
#*  Coldwater Creek, Inc...............................   9,950       8,756
#*  Conn's, Inc........................................ 159,725   9,696,905
    Core-Mark Holding Co., Inc.........................  59,460   4,498,149
#*  Corinthian Colleges, Inc........................... 362,377     532,694
*   Costa, Inc.........................................  70,624   1,517,710
    CSS Industries, Inc................................  43,800   1,173,840
    Culp, Inc..........................................  36,886     745,466

                                     1198

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Consumer Discretionary -- (Continued)
*    Cumulus Media, Inc. Class A........................ 100,709 $   673,743
#*   dELiA*s, Inc.......................................  47,628      35,245
#*   Delta Apparel, Inc.................................  17,375     281,128
#*   Destination XL Group, Inc.......................... 104,764     563,630
#    DeVry Education Group, Inc.........................  70,535   2,549,135
#*   Digital Generation, Inc............................  39,090     527,715
     Dillard's, Inc. Class A............................ 254,247  22,195,763
     DineEquity, Inc....................................  59,800   4,653,038
*    Dixie Group, Inc. (The)............................ 107,293   1,482,789
*    Dorman Products, Inc............................... 146,076   7,619,324
*    Dover Downs Gaming & Entertainment, Inc............  16,136      25,495
     Dover Motorsports, Inc............................. 109,057     254,103
#    DR Horton, Inc.....................................  25,384     596,016
#*   DreamWorks Animation SKG, Inc. Class A............. 162,850   5,494,559
     Drew Industries, Inc...............................     245      11,782
#*   Education Management Corp..........................  36,822     255,176
     Educational Development Corp.......................   2,276       8,148
*    Emerson Radio Corp................................. 234,338     510,857
#*   Entercom Communications Corp. Class A..............  26,220     247,255
#    Escalade, Inc......................................  24,227     288,059
*    EW Scripps Co. Class A............................. 235,669   4,338,666
o#*  FAB Universal Corp.................................   5,037      15,464
*    Famous Dave's Of America, Inc......................     479       8,052
#*   Federal-Mogul Corp................................. 143,350   2,563,098
     Finish Line, Inc. (The) Class A....................  42,513   1,090,458
#*   Flanigan's Enterprises, Inc........................   5,016      72,908
     Flexsteel Industries, Inc..........................  26,545     818,382
     Foot Locker, Inc................................... 242,147   9,346,874
     Fred's, Inc. Class A............................... 189,475   3,312,023
     Frisch's Restaurants, Inc..........................  23,920     602,784
#*   FTD Cos., Inc......................................  98,445   3,051,795
#*   Fuel Systems Solutions, Inc........................  28,017     344,329
*    Full House Resorts, Inc............................  57,269     139,164
#*   G-III Apparel Group, Ltd...........................  65,443   4,579,047
*    Gaiam, Inc. Class A................................  47,824     324,725
#    GameStop Corp. Class A............................. 431,501  15,132,740
#*   Gaming Partners International Corp.................     100         817
     Gannett Co., Inc................................... 412,001  11,342,388
#*   Geeknet, Inc.......................................     710      12,631
*    Genesco, Inc.......................................  87,141   6,119,041
     Graham Holdings Co. Class B........................  12,228   7,655,462
*    Gray Television, Inc............................... 226,443   2,576,921
*    Gray Television, Inc. Class A......................   2,809      26,096
#    Group 1 Automotive, Inc............................ 126,434   7,728,910
*    Hallwood Group, Inc. (The).........................   7,822      76,851
     Harte-Hanks, Inc................................... 142,987     979,461
     Hastings Entertainment, Inc........................  65,844     129,054
     Haverty Furniture Cos., Inc........................ 110,114   3,063,371
     Haverty Furniture Cos., Inc. Class A...............     700      19,642
*    Helen of Troy, Ltd................................. 137,895   7,589,741
#*   hhgregg, Inc.......................................  59,528     491,701
*    Hollywood Media Corp...............................  63,704      89,823
#    Hooker Furniture Corp..............................  53,234     806,495

                                     1199

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Consumer Discretionary -- (Continued)
#*  Iconix Brand Group, Inc............................   357,800 $13,310,160
    International Speedway Corp. Class A...............   125,710   4,220,085
*   Isle of Capri Casinos, Inc.........................   170,485   1,629,837
#   JAKKS Pacific, Inc.................................   141,049     812,442
*   Jarden Corp........................................    31,950   1,931,377
    Johnson Outdoors, Inc. Class A.....................   101,246   2,406,617
    Jones Group, Inc. (The)............................   379,533   5,598,112
*   Journal Communications, Inc. Class A...............   247,681   1,974,018
*   K12, Inc...........................................     3,021      66,311
*   Kid Brands, Inc....................................    67,945      65,227
*   Kirkland's, Inc....................................    53,915   1,015,219
*   Kona Grill, Inc....................................     1,474      23,157
#   Koss Corp..........................................       710       4,139
    La-Z-Boy, Inc......................................   233,867   6,295,700
#*  Lakeland Industries, Inc...........................    34,327     224,842
#*  LeapFrog Enterprises, Inc..........................    26,371     187,762
    Lear Corp..........................................    24,616   1,780,475
#   Lennar Corp. Class A...............................   309,800  12,441,568
    Lennar Corp. Class B...............................    66,537   2,178,421
#*  Life Time Fitness, Inc.............................    16,853     693,669
    Lifetime Brands, Inc...............................    63,921     985,662
    Lincoln Educational Services Corp..................     2,664      11,642
    Lithia Motors, Inc. Class A........................   112,625   6,339,661
*   Live Nation Entertainment, Inc.....................   433,828   9,227,522
*   Loral Space & Communications, Inc..................    47,854   3,557,945
*   Luby's, Inc........................................   151,536     989,530
*   M/I Homes, Inc.....................................    95,252   2,342,247
*   Madison Square Garden Co. (The) Class A............    60,153   3,490,679
    Marcus Corp. (The).................................   108,304   1,414,450
*   MarineMax, Inc.....................................   127,066   1,874,223
*   Marriott Vacations Worldwide Corp..................    39,556   1,893,941
#*  Martha Stewart Living Omnimedia Class A............     8,504      33,931
#*  McClatchy Co. (The) Class A........................   269,431   1,228,605
#   MDC Holdings, Inc..................................    87,426   2,700,589
#*  Media General, Inc. Class A........................    96,566   1,721,772
    Men's Wearhouse, Inc. (The)........................   238,818  11,472,817
    Meredith Corp......................................    11,852     542,585
*   Meritage Homes Corp................................    73,345   3,562,367
*   Modine Manufacturing Co............................   147,459   1,931,713
*   Mohawk Industries, Inc.............................   140,610  19,991,930
*   Monarch Casino & Resort, Inc.......................     7,104     136,894
*   Motorcar Parts of America, Inc.....................    56,988   1,147,168
    Movado Group, Inc..................................   105,959   3,999,952
#*  MTR Gaming Group, Inc..............................    97,351     501,358
*   Multimedia Games Holding Co., Inc..................    74,184   2,356,084
    NACCO Industries, Inc. Class A.....................    25,083   1,480,900
*   Nathan's Famous, Inc...............................     9,601     469,777
*   Nautilus, Inc......................................    32,258     274,838
*   New York & Co., Inc................................   121,740     551,482
#*  Office Depot, Inc.................................. 1,398,222   6,837,306
*   Orbitz Worldwide, Inc..............................       218       1,570
*   Orient-Express Hotels, Ltd. Class A................   447,582   6,337,761
*   P&F Industries, Inc. Class A.......................     2,025      14,742

                                     1200

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
#*  Pacific Sunwear of California, Inc................. 284,074 $   818,133
#*  Penn National Gaming, Inc..........................  44,413     520,964
    Penske Automotive Group, Inc....................... 236,131  10,132,381
*   Pep Boys-Manny, Moe & Jack (The)................... 195,999   2,340,228
*   Perfumania Holdings, Inc...........................  27,270     175,619
*   Perry Ellis International, Inc.....................  81,166   1,271,871
#*  Pinnacle Entertainment, Inc........................ 190,559   4,163,714
*   Point.360..........................................   7,043       3,733
    PulteGroup, Inc.................................... 208,288   4,232,412
    PVH Corp...........................................  27,050   3,269,533
#*  Quiksilver, Inc.................................... 406,028   2,862,497
#*  Radio One, Inc. Class D............................  50,923     280,077
#*  RadioShack Corp....................................  29,210      70,104
#*  Reading International, Inc. Class B................   6,238      70,489
*   Red Lion Hotels Corp...............................  93,026     539,551
*   Red Robin Gourmet Burgers, Inc.....................  79,845   5,144,413
#   Regis Corp......................................... 240,190   2,961,543
    Rent-A-Center, Inc................................. 244,102   6,087,904
    RG Barry Corp......................................  10,660     188,789
#*  Rick's Cabaret International, Inc..................  49,664     560,707
    Rocky Brands, Inc..................................  37,738     585,694
    Royal Caribbean Cruises, Ltd.......................  59,707   2,961,467
*   Ruby Tuesday, Inc.................................. 301,210   1,686,776
    Saga Communications, Inc. Class A..................  34,254   1,690,092
    Salem Communications Corp. Class A.................  55,646     478,556
#   Scholastic Corp.................................... 140,916   4,648,819
#*  Sears Holdings Corp................................   1,226      44,590
    Service Corp. International/US..................... 458,689   8,118,795
*   Shiloh Industries, Inc............................. 200,500   3,023,540
    Shoe Carnival, Inc................................. 115,172   2,844,748
*   Skechers U.S.A., Inc. Class A...................... 187,114   5,405,723
*   Skullcandy, Inc....................................   9,800      71,540
*   Skyline Corp.......................................  29,726     193,219
*   Spanish Broadcasting System, Inc. Class A..........   4,503      18,823
    Spartan Motors, Inc................................ 161,700     929,775
#   Speedway Motorsports, Inc.......................... 201,627   3,863,173
*   Sport Chalet, Inc. Class A......................... 132,485     148,383
*   Sport Chalet, Inc. Class B.........................   4,760       6,259
#   Stage Stores, Inc.................................. 159,243   3,121,163
#   Standard Motor Products, Inc....................... 123,563   4,041,746
#*  Standard Pacific Corp..............................  73,800     649,440
*   Stanley Furniture Co., Inc.........................  57,224     217,451
    Stein Mart, Inc.................................... 124,540   1,541,805
*   Stoneridge, Inc....................................  67,571     768,958
    Strattec Security Corp.............................  16,028     877,533
#   Superior Industries International, Inc............. 138,538   2,522,777
#   Superior Uniform Group, Inc........................  39,336     613,642
*   Systemax, Inc...................................... 245,635   2,778,132
*   Tandy Leather Factory, Inc.........................  18,463     157,120
#*  Toll Brothers, Inc................................. 226,301   8,316,562
*   Trans World Entertainment Corp.....................  62,666     248,157
#*  Trinity Place Holdings, Inc........................  41,995     260,369
#*  Tuesday Morning Corp............................... 189,888   2,495,128

                                     1201

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Consumer Discretionary -- (Continued)
*   Unifi, Inc.........................................    94,608 $  2,193,960
*   Universal Electronics, Inc.........................    24,952      891,784
    Universal Technical Institute, Inc.................     1,031       12,135
#   Vail Resorts, Inc..................................    34,600    2,357,990
*   Valuevision Media, Inc. Class A....................    43,800      270,246
#*  VOXX International Corp............................   116,682    1,555,371
#*  Wells-Gardner Electronics Corp.....................    35,937       60,734
#   Wendy's Co. (The).................................. 1,383,503   12,548,372
*   West Marine, Inc...................................   120,425    1,576,363
*   Wet Seal, Inc. (The) Class A.......................   221,103      528,436
    Weyco Group, Inc...................................    11,436      302,139
    Whirlpool Corp.....................................    38,266    5,100,858
    Wyndham Worldwide Corp.............................    40,055    2,841,502
*   Zale Corp..........................................    43,795      662,180
                                                                  ------------
Total Consumer Discretionary...........................            520,338,337
                                                                  ------------
Consumer Staples -- (3.2%)
#   Alico, Inc.........................................     3,639      132,896
*   Alliance One International, Inc....................   429,150    1,102,916
#   Andersons, Inc. (The)..............................    84,004    6,950,491
#*  Boulder Brands, Inc................................   264,860    3,798,092
*   Bridgford Foods Corp...............................     2,376       23,689
#   Cal-Maine Foods, Inc...............................     2,794      140,762
    CCA Industries, Inc................................     9,592       29,064
#*  Central Garden and Pet Co..........................    68,266      440,998
#*  Central Garden and Pet Co. Class A.................   176,558    1,101,722
*   Chiquita Brands International, Inc.................   238,326    2,521,489
    Coca-Cola Bottling Co. Consolidated................     5,966      407,358
*   Constellation Brands, Inc. Class A.................   317,371   24,332,835
*   Constellation Brands, Inc. Class B.................     1,286       98,726
*   Craft Brew Alliance, Inc...........................    91,153    1,378,233
*   Darling International, Inc.........................    15,200      297,312
#*  Elizabeth Arden, Inc...............................    22,206      602,227
*   Farmer Bros Co.....................................    58,155    1,257,893
    Fresh Del Monte Produce, Inc.......................   261,282    6,913,522
    Golden Enterprises, Inc............................    27,634      113,852
    Griffin Land & Nurseries, Inc......................     9,784      299,390
#*  Hain Celestial Group, Inc. (The)...................   130,526   11,994,034
    Ingles Markets, Inc. Class A.......................    64,005    1,739,656
    Inter Parfums, Inc.................................    10,013      325,823
    J&J Snack Foods Corp...............................       800       70,480
    John B Sanfilippo & Son, Inc.......................    48,275    1,117,566
*   Mannatech, Inc.....................................     8,479      129,898
    MGP Ingredients, Inc...............................    75,349      415,173
#*  Natural Alternatives International, Inc............     9,338       49,211
*   Nutraceutical International Corp...................    63,201    1,582,553
#   Oil-Dri Corp. of America...........................    28,763      988,009
*   Omega Protein Corp.................................   123,884    1,254,945
#   Orchids Paper Products Co..........................    15,953      496,936
*   Pantry, Inc. (The).................................   114,386    1,671,179
*   Pilgrim's Pride Corp...............................     9,043      151,289
#*  Post Holdings, Inc.................................   129,830    6,949,800
*   Primo Water Corp...................................     5,744       16,313

                                     1202

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Reliv International, Inc...........................   1,105 $      2,409
#   Sanderson Farms, Inc...............................   2,900      215,615
    Seaboard Corp......................................   2,639    6,729,450
*   Seneca Foods Corp. Class A.........................  30,926      899,019
#*  Seneca Foods Corp. Class B.........................   1,786       52,589
#   Snyders-Lance, Inc.................................  15,500      414,005
    Spartan Stores, Inc................................ 230,863    5,215,195
    Spectrum Brands Holdings, Inc......................  81,722    6,149,581
#*  Susser Holdings Corp...............................  95,254    5,808,589
#*  TreeHouse Foods, Inc...............................  45,157    2,973,137
#   Universal Corp..................................... 108,949    5,591,263
    Village Super Market, Inc. Class A.................  16,501      479,189
    Weis Markets, Inc..................................  47,949    2,360,050
                                                                ------------
Total Consumer Staples.................................          117,786,423
                                                                ------------
Energy -- (7.7%)
    Adams Resources & Energy, Inc......................  23,737    1,578,985
    Alon USA Energy, Inc............................... 153,094    2,405,107
#*  Alpha Natural Resources, Inc....................... 266,638    1,514,504
#*  Approach Resources, Inc............................  75,306    1,512,898
#   Arch Coal, Inc.....................................  35,400      150,096
*   Atwood Oceanics, Inc...............................   6,145      291,273
*   Barnwell Industries, Inc...........................  24,887       77,150
#*  Basic Energy Services, Inc......................... 159,165    2,726,496
#*  Bill Barrett Corp.................................. 162,823    4,560,672
    Bolt Technology Corp...............................  27,144      588,210
*   Bonanza Creek Energy, Inc..........................   8,507      346,320
#*  BPZ Resources, Inc................................. 198,307      396,614
    Bristow Group, Inc................................. 174,943   12,559,158
*   C&J Energy Services, Inc...........................  11,306      264,334
#*  Cal Dive International, Inc........................ 206,765      339,095
*   Callon Petroleum Co................................  87,827      592,832
    Cimarex Energy Co..................................   3,516      344,498
*   Clayton Williams Energy, Inc.......................   4,143      285,950
*   Cloud Peak Energy, Inc.............................  82,172    1,539,082
#   Comstock Resources, Inc............................ 135,349    2,321,235
*   Contango Oil & Gas Co..............................  13,974      586,349
#   Crosstex Energy, Inc............................... 137,887    5,170,762
*   Dawson Geophysical Co..............................  39,782    1,287,743
    Delek US Holdings, Inc............................. 147,871    4,480,491
#   DHT Holdings, Inc..................................   9,144       75,072
*   Double Eagle Petroleum Co..........................  56,385      122,355
*   Emerald Oil, Inc...................................  95,868      735,308
#*  Endeavour International Corp.......................  67,412      444,245
#   Energy XXI Bermuda, Ltd............................  23,440      537,948
*   ENGlobal Corp......................................  13,721       20,856
*   EPL Oil & Gas, Inc................................. 152,581    4,099,851
*   Era Group, Inc.....................................  71,064    2,081,465
*   Exterran Holdings, Inc............................. 320,367   11,129,550
#*  Forbes Energy Services, Ltd........................   2,238        7,251
#*  Global Geophysical Services, Inc................... 112,499      166,499
#   Green Plains Renewable Energy, Inc................. 135,748    3,024,465
    Gulf Island Fabrication, Inc.......................  68,910    1,396,117

                                     1203

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Gulfmark Offshore, Inc. Class A.................... 113,734 $ 4,840,519
#*  Harvest Natural Resources, Inc..................... 197,639     867,635
*   Helix Energy Solutions Group, Inc.................. 562,740  11,474,269
*   Hercules Offshore, Inc............................. 650,009   3,237,045
*   HKN, Inc...........................................   1,581     116,994
#   HollyFrontier Corp................................. 209,593   9,704,156
#*  Hornbeck Offshore Services, Inc.................... 182,560   7,797,138
#*  James River Coal Co................................  38,825      42,707
*   Key Energy Services, Inc........................... 208,982   1,523,479
    Knightsbridge Tankers, Ltd.........................  61,430     578,671
*   Kodiak Oil & Gas Corp..............................  46,007     488,134
#   LinnCo LLC.........................................  79,112   2,546,615
#*  Lucas Energy, Inc..................................  30,850      33,935
#*  Magnum Hunter Resources Corp.......................  39,601     330,668
#*  Matador Resources Co...............................  19,665     382,288
*   Matrix Service Co..................................  54,894   1,442,614
*   Mexco Energy Corp..................................   7,515      55,987
*   Miller Energy Resources, Inc.......................  14,965     118,074
*   Mitcham Industries, Inc............................  60,906     919,681
    Nabors Industries, Ltd............................. 228,275   3,898,937
*   Natural Gas Services Group, Inc....................  67,821   1,960,027
*   Newfield Exploration Co............................   3,204      79,363
#*  Newpark Resources, Inc............................. 389,467   4,424,345
#*  Northern Oil and Gas, Inc..........................  36,196     526,290
#*  Nuverra Environmental Solutions, Inc...............  16,742     242,089
*   Oil States International, Inc......................  17,149   1,611,149
#*  Overseas Shipholding Group, Inc....................   5,455      48,331
*   Parker Drilling Co................................. 577,643   4,297,664
    Patterson-UTI Energy, Inc.......................... 473,266  12,158,204
*   PDC Energy, Inc.................................... 111,531   5,560,936
    Peabody Energy Corp................................  36,123     615,897
*   Penn Virginia Corp................................. 184,897   2,216,915
*   PHI, Inc. Non-Voting...............................  94,842   3,493,031
#*  PHI, Inc. Voting...................................     542      19,241
*   Pioneer Energy Services Corp....................... 289,674   2,427,468
    QEP Resources, Inc................................. 102,313   3,160,449
*   Renewable Energy Group, Inc........................  56,603     566,596
*   REX American Resources Corp........................ 105,778   4,332,667
#*  Rex Energy Corp.................................... 216,988   4,088,054
*   Rowan Cos. P.L.C. Class A.......................... 328,885  10,317,122
#*  SandRidge Energy, Inc.............................. 203,464   1,251,304
    Scorpio Tankers, Inc...............................  58,488     584,880
#*  SEACOR Holdings, Inc...............................  76,006   6,398,185
    SemGroup Corp. Class A.............................  23,770   1,468,035
#   Ship Finance International, Ltd....................  38,083     651,981
    SM Energy Co.......................................  42,806   3,542,625
*   Stone Energy Corp..................................  84,641   2,619,639
    Superior Energy Services, Inc...................... 152,363   3,601,861
#*  Swift Energy Co.................................... 167,159   2,069,428
*   Synergy Resources Corp.............................     982       8,484
#*  Synthesis Energy Systems, Inc......................  39,547      42,711
#   Teekay Corp........................................ 156,368   8,470,455
*   Tesco Corp.........................................  42,053     888,159

                                     1204

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TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Energy -- (Continued)
    Tesoro Corp........................................   419,582 $ 21,616,865
*   TETRA Technologies, Inc............................   163,386    1,686,144
    TGC Industries, Inc................................    13,136       85,515
    Tidewater, Inc.....................................   146,594    7,600,899
#*  Triangle Petroleum Corp............................   174,397    1,327,161
*   Unit Corp..........................................   107,489    5,371,225
#*  USEC, Inc..........................................    24,276      110,213
#*  Vaalco Energy, Inc.................................   124,037      746,703
#   W&T Offshore, Inc..................................     9,560      136,899
*   Warren Resources, Inc..............................   139,807      471,150
#   Western Refining, Inc..............................   378,467   14,801,844
*   Whiting Petroleum Corp.............................   132,964    7,762,438
#*  Willbros Group, Inc................................   212,504    1,774,408
#*  WPX Energy, Inc....................................   125,168    2,384,450
                                                                  ------------
Total Energy...........................................            279,779,881
                                                                  ------------
Financials -- (22.6%)
*   1st Constitution Bancorp...........................       785        8,211
    1st Source Corp....................................   206,895    6,097,196
    1st United Bancorp Inc/Boca Raton..................    24,750      179,685
#   Access National Corp...............................    12,288      201,769
    Alexander & Baldwin, Inc...........................   199,071    7,785,667
    Alliance Bancorp, Inc. of Pennsylvania.............     2,169       33,294
    Allied World Assurance Co. Holdings AG.............   155,508   16,004,883
    Ameriana Bancorp...................................       645        8,978
*   American Capital, Ltd.............................. 1,164,025   18,170,430
#   American Equity Investment Life Holding Co.........   349,240    7,665,818
    American Financial Group, Inc......................   370,385   20,341,544
#*  American Independence Corp.........................     4,603       48,608
#   American National Bankshares, Inc..................    15,485      360,026
    American National Insurance Co.....................    41,466    4,312,464
*   American River Bankshares..........................     7,628       74,983
*   Ameris Bancorp.....................................    68,629    1,404,836
    AMERISAFE, Inc.....................................    88,937    3,679,324
    AmeriServ Financial, Inc...........................   182,092      593,620
    Argo Group International Holdings, Ltd.............   156,217    7,028,203
#   Arrow Financial Corp...............................     1,132       28,221
    Aspen Insurance Holdings, Ltd......................   254,728    9,908,919
#   Associated Banc-Corp...............................   336,685    5,545,202
    Assurant, Inc......................................   331,133   21,639,542
    Assured Guaranty, Ltd..............................   443,343    9,376,704
    Asta Funding, Inc..................................    54,947      450,565
    Astoria Financial Corp.............................   281,127    3,722,121
#   Atlantic American Corp.............................     6,923       27,554
#*  Atlantic Coast Financial Corp......................     3,526       14,316
*   Atlanticus Holdings Corp...........................    57,981      171,044
#   Auburn National BanCorp., Inc......................       513       13,030
#*  AV Homes, Inc......................................    53,958    1,010,094
    Axis Capital Holdings, Ltd.........................   302,382   13,613,238
    Baldwin & Lyons, Inc. Class A......................       276        6,674
    Baldwin & Lyons, Inc. Class B......................    58,678    1,464,603
#   Banc of California, Inc............................    14,448      183,490
    Bancfirst Corp.....................................     3,900      210,717

                                     1205

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TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
#   Bancorp of New Jersey, Inc.........................       541 $     7,293
*   Bancorp, Inc.......................................    67,770   1,291,019
#   BancorpSouth, Inc..................................   108,640   2,560,645
    Bank Mutual Corp...................................   212,319   1,452,262
    Bank of Commerce Holdings..........................       300       1,887
    Bank of Kentucky Financial Corp....................     8,390     301,453
#   BankFinancial Corp.................................   120,428   1,094,691
#   Banner Corp........................................    34,188   1,259,144
    Bar Harbor Bankshares..............................    13,518     514,901
    BBCN Bancorp, Inc..................................   183,485   2,761,449
#*  BBX Capital Corp. Class A..........................     1,200      17,592
#   BCB Bancorp, Inc...................................     9,368     119,442
*   BCSB Bancorp, Inc..................................       891      22,649
*   Beneficial Mutual Bancorp, Inc.....................     8,387      99,638
    Berkshire Bancorp, Inc.............................     2,534      18,486
    Berkshire Hills Bancorp, Inc.......................   119,858   2,931,727
*   BofI Holding, Inc..................................    56,878   4,706,654
    Boston Private Financial Holdings, Inc.............   246,430   3,028,625
#   Bridge Bancorp, Inc................................       843      20,738
*   Bridge Capital Holdings............................    12,594     277,698
    Brookline Bancorp, Inc.............................   204,294   1,818,217
    Bryn Mawr Bank Corp................................    10,775     300,299
    C&F Financial Corp.................................     2,239      79,014
    Calamos Asset Management, Inc. Class A.............    26,328     301,982
#   California First National Bancorp..................    17,918     265,186
*   Camco Financial Corp...............................    16,833     108,068
    Camden National Corp...............................    24,991     883,432
    Cape Bancorp, Inc..................................     1,782      18,123
#*  Capital City Bank Group, Inc.......................    37,417     477,441
    Capital Southwest Corp.............................    99,532   3,401,008
    CapitalSource, Inc.................................   464,286   6,374,647
    Capitol Federal Financial, Inc.....................    38,265     458,032
    Cardinal Financial Corp............................   123,698   2,109,051
    Cathay General Bancorp.............................   299,120   7,029,320
    Center Bancorp, Inc................................    42,304     750,896
    Centerstate Banks, Inc.............................    17,984     197,824
    Central Pacific Financial Corp.....................     1,332      24,442
    Century Bancorp, Inc. Class A......................     3,160     107,156
    Chemical Financial Corp............................    81,419   2,351,381
    Chicopee Bancorp, Inc..............................     8,359     145,029
    Cincinnati Financial Corp..........................    93,979   4,553,283
    Citizens Community Bancorp, Inc....................    29,400     236,376
    Citizens Holding Co................................     1,122      21,374
#*  Citizens, Inc......................................   167,031   1,160,865
#   City Holding Co....................................     8,249     368,070
    Clifton Savings Bancorp, Inc.......................       543       6,874
    CNB Financial Corp.................................     1,243      19,963
    CNO Financial Group, Inc........................... 1,264,042  21,412,871
    CoBiz Financial, Inc...............................   131,357   1,387,130
    Codorus Valley Bancorp, Inc........................     5,055     106,256
*   Colonial Financial Services, Inc...................    14,655     186,119
#*  Colony Bankcorp, Inc...............................     4,653      29,267
    Columbia Banking System, Inc.......................    48,893   1,276,596

                                     1206

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TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Commercial National Financial Corp.................     959 $    19,899
#   Community Bank System, Inc.........................  97,526   3,471,926
#   Community Trust Bancorp, Inc.......................  24,956   1,011,217
*   Community West Bancshares..........................  16,252     116,527
#   Consolidated-Tomoka Land Co........................   3,222     113,253
#*  Consumer Portfolio Services, Inc...................  67,542     574,782
*   Cowen Group, Inc. Class A.......................... 236,383     964,443
    Dime Community Bancshares, Inc.....................  24,585     401,719
    Donegal Group, Inc. Class A........................  72,219   1,055,120
#   Donegal Group, Inc. Class B........................   6,424     157,677
#*  Doral Financial Corp...............................   1,604      20,034
*   E*TRADE Financial Corp............................. 567,693  11,365,214
    East West Bancorp, Inc.............................   4,287     143,445
#*  Eastern Virginia Bankshares, Inc...................   8,379      56,642
    EMC Insurance Group, Inc........................... 141,757   3,895,482
    Employers Holdings, Inc............................  48,431   1,189,950
#*  Encore Capital Group, Inc..........................  86,358   4,109,777
    Endurance Specialty Holdings, Ltd.................. 206,632  10,825,450
#*  Enstar Group, Ltd..................................     600      74,376
    Enterprise Bancorp, Inc............................   7,556     156,258
    Enterprise Financial Services Corp.................  36,742     684,136
#   ESB Financial Corp.................................  40,492     520,727
    ESSA Bancorp, Inc..................................  68,448     772,093
    Evans Bancorp, Inc.................................   8,434     193,982
    Everest Re Group, Ltd.............................. 104,016  15,057,356
#*  Farmers Capital Bank Corp..........................   3,376      69,411
    FBL Financial Group, Inc. Class A.................. 127,606   4,929,420
    Federal Agricultural Mortgage Corp. Class A........   2,471      61,182
    Federal Agricultural Mortgage Corp. Class C........  43,772   1,341,174
    Federated National Holding Co......................  55,257     731,050
    Fidelity National Financial, Inc. Class A..........  91,432   2,883,765
    Fidelity Southern Corp.............................  32,309     454,907
    Financial Institutions, Inc........................  24,589     513,418
*   First Acceptance Corp.............................. 101,596     261,102
#   First American Financial Corp...................... 291,331   7,551,300
*   First BanCorp......................................  37,111     181,473
    First Bancorp......................................  68,195   1,175,000
    First Bancorp, Inc.................................  18,788     319,208
*   First Bancshares, Inc..............................   2,300      19,044
    First Bancshares, Inc. (The).......................     171       2,428
    First Busey Corp................................... 109,900     604,450
    First Business Financial Services, Inc.............   2,294      94,628
    First Citizens BancShares, Inc. Class A............  20,291   4,489,181
#   First Commonwealth Financial Corp.................. 338,578   2,779,725
    First Community Bancshares, Inc....................  38,339     620,708
    First Connecticut Bancorp Inc/Farmington...........   2,083      32,099
    First Defiance Financial Corp......................  36,856     947,936
#*  First Federal Bancshares of Arkansas, Inc..........  10,626      88,090
    First Federal of Northern Michigan Bancorp, Inc....   7,296      37,027
    First Financial Bancorp............................  42,891     711,133
    First Financial Corp...............................  57,983   1,865,313
    First Financial Holdings, Inc......................  61,269   3,771,107
#   First Financial Northwest, Inc..................... 111,813   1,156,146

                                     1207

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    First Interstate Bancsystem, Inc...................  24,755 $   635,213
#*  First Marblehead Corp. (The).......................   8,044      47,942
    First Merchants Corp............................... 209,128   4,410,510
    First Midwest Bancorp, Inc......................... 241,942   3,863,814
    First Niagara Financial Group, Inc................. 528,271   4,564,261
*   First Place Financial Corp......................... 114,087         171
    First South Bancorp, Inc...........................     767       6,213
*   First United Corp..................................   6,083      48,177
    First West Virginia Bancorp........................     843      14,112
    Firstbank Corp.....................................  16,186     289,406
    FirstMerit Corp.................................... 230,826   4,697,309
*   Flagstar Bancorp, Inc..............................  23,457     489,548
    Flushing Financial Corp............................ 117,856   2,420,762
    FNB Corp........................................... 269,220   3,187,565
#*  Forest City Enterprises, Inc. Class A.............. 117,860   2,143,873
#*  Forestar Group, Inc................................  38,730     774,600
    Fox Chase Bancorp, Inc.............................  18,083     309,400
*   Franklin Financial Corp............................     169       3,213
    Fulton Financial Corp..............................   5,410      66,814
*   Genworth Financial, Inc. Class A................... 923,584  13,622,864
    German American Bancorp, Inc.......................  61,710   1,663,702
    GFI Group, Inc.....................................  13,313      50,589
    Glacier Bancorp, Inc...............................   1,800      47,574
*   Gleacher & Co., Inc................................     293       3,229
*   Global Indemnity P.L.C.............................  60,021   1,471,115
    Great Southern Bancorp, Inc........................  26,472     731,951
#*  Green Dot Corp. Class A............................  33,327     750,524
*   Greenlight Capital Re, Ltd. Class A................   4,929     158,369
    Guaranty Bancorp...................................  52,602     681,722
#*  Guaranty Federal Bancshares, Inc...................  14,051     150,346
*   Hallmark Financial Services, Inc................... 105,817     932,248
#   Hampden Bancorp, Inc...............................  14,730     236,269
    Hancock Holding Co.................................  13,008     450,077
    Hanmi Financial Corp...............................  38,823     837,412
    Hanover Insurance Group, Inc. (The)................ 140,426   7,797,856
    Harleysville Savings Financial Corp................   1,426      25,276
*   Harris & Harris Group, Inc......................... 147,135     442,876
#   Hawthorn Bancshares, Inc...........................   8,777     110,415
#   HCI Group, Inc.....................................  30,002   1,275,985
    Heartland Financial USA, Inc.......................  10,901     274,596
    Heritage Commerce Corp.............................  59,091     473,319
#   Heritage Financial Corp............................  14,725     250,767
    Heritage Financial Group, Inc......................   1,394      27,587
    HF Financial Corp..................................  12,333     162,672
*   Hilltop Holdings, Inc.............................. 239,405   5,695,445
#   Hingham Institution for Savings....................   1,253      98,461
*   HMN Financial, Inc.................................  24,144     268,240
*   Home Bancorp, Inc..................................   5,323     107,258
    Home Federal Bancorp, Inc .........................  83,022   1,203,819
    HopFed Bancorp, Inc................................  28,833     329,273
    Horace Mann Educators Corp......................... 251,498   7,016,794
#   Horizon Bancorp....................................   9,354     208,220
    Hudson City Bancorp, Inc........................... 211,602   1,912,882

                                     1208

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
#   Hudson Valley Holding Corp.........................   5,146 $    92,525
    Iberiabank Corp....................................  47,631   3,136,025
*   ICG Group, Inc..................................... 298,309   5,664,888
#*  Imperial Holdings, Inc.............................   3,445      21,290
#   Independence Holding Co............................  50,444     647,197
#   Independent Bank Corp.(453836108)..................  66,239   2,395,202
*   Independent Bank Corp.(453838609)..................  43,229     572,784
    Infinity Property & Casualty Corp..................  94,217   6,651,720
    Interactive Brokers Group, Inc. Class A............  54,700   1,159,640
    International Bancshares Corp...................... 158,012   3,699,061
*   Intervest Bancshares Corp. Class A.................  17,894     133,847
#*  INTL. FCStone, Inc.................................  12,526     220,959
*   Investment Technology Group, Inc................... 137,565   2,269,823
    Investors Bancorp, Inc.............................     269       6,825
    Investors Title Co.................................   7,764     622,052
#   Janus Capital Group, Inc........................... 413,437   4,543,673
#*  Jefferson Bancshares, Inc..........................   4,587      35,458
    JMP Group, Inc.....................................  45,410     337,850
    Kemper Corp........................................ 250,091   9,190,844
#   Kentucky First Federal Bancorp.....................     496       4,325
    Lake Shore Bancorp, Inc............................   1,066      13,154
    Lakeland Bancorp, Inc.............................. 129,681   1,461,505
#   Lakeland Financial Corp............................  22,403     820,622
#   Landmark Bancorp, Inc..............................   2,261      43,434
#   Legg Mason, Inc.................................... 349,011  14,780,616
    Leucadia National Corp.............................  74,210   2,028,159
    LNB Bancorp, Inc...................................  50,800     508,508
*   Louisiana Bancorp, Inc.............................   4,919      89,919
    LSB Financial Corp.................................     751      21,817
*   Macatawa Bank Corp................................. 127,574     676,142
*   Magyar Bancorp, Inc................................   6,751      53,670
#   Maiden Holdings, Ltd............................... 177,976   1,954,176
    MainSource Financial Group, Inc.................... 119,460   1,948,393
    Manning & Napier, Inc..............................   1,270      21,273
*   Markel Corp........................................   4,936   2,661,195
    Marlin Business Services Corp......................  61,664   1,564,416
    MB Financial, Inc.................................. 175,963   4,944,560
#*  MBIA, Inc.......................................... 613,326   6,709,786
#*  MBT Financial Corp.................................  53,266     288,169
    MCG Capital Corp................................... 397,515   1,776,892
#   Meadowbrook Insurance Group, Inc................... 274,743   1,664,943
    Medallion Financial Corp...........................  82,578   1,100,765
#   Mercantile Bank Corp...............................  21,988     439,980
    Merchants Bancshares, Inc..........................  13,507     402,509
*   Meridian Interstate Bancorp, Inc...................  12,248     288,318
    Meta Financial Group, Inc..........................  10,537     426,222
*   Metro Bancorp, Inc.................................  65,882   1,309,075
*   MGIC Investment Corp............................... 615,523   5,225,790
    MicroFinancial, Inc................................  47,656     366,475
    Mid Penn Bancorp, Inc..............................     262       3,799
    MidSouth Bancorp, Inc..............................  38,730     600,702
    MidWestOne Financial Group, Inc....................  16,967     417,049
#   Montpelier Re Holdings, Ltd........................ 301,072   8,390,877

                                     1209

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   MSB Financial Corp.................................   3,000 $    25,290
    MutualFirst Financial, Inc.........................  17,676     332,132
    NASDAQ OMX Group, Inc. (The)....................... 406,131  15,493,898
    National Interstate Corp...........................   2,138      48,255
    National Penn Bancshares, Inc...................... 213,785   2,219,088
    National Security Group, Inc.......................     193       1,785
    National Western Life Insurance Co. Class A........   5,667   1,236,256
*   Naugatuck Valley Financial Corp....................   1,247       8,879
*   Navigators Group, Inc. (The).......................  76,756   4,576,960
    NBT Bancorp, Inc...................................  25,074     602,779
    Nelnet, Inc. Class A............................... 109,310   4,071,797
*   New Century Bancorp, Inc...........................   6,103      40,158
#   New Hampshire Thrift Bancshares, Inc...............  16,158     241,077
*   NewBridge Bancorp..................................  51,416     359,398
*   NewStar Financial, Inc............................. 217,583   3,422,581
    Nicholas Financial, Inc............................   4,160      65,645
*   North Valley Bancorp...............................   2,889      67,516
    Northeast Bancorp..................................     522       4,933
    Northeast Community Bancorp, Inc...................  50,944     370,363
#   Northfield Bancorp, Inc............................  17,542     218,047
    Northrim BanCorp, Inc..............................  24,258     582,677
    Northwest Bancshares, Inc..........................  53,609     753,743
#   Norwood Financial Corp.............................   2,565      76,924
    Ocean Shore Holding Co.............................   2,593      35,809
    OceanFirst Financial Corp..........................  30,566     542,852
*   Ocwen Financial Corp...............................  81,073   3,578,562
    OFG Bancorp........................................ 150,301   2,191,389
    Ohio Valley Banc Corp..............................   1,614      35,944
#   Old Line Bancshares, Inc...........................   2,048      32,911
#   Old National Bancorp............................... 101,012   1,414,168
    Old Republic International Corp.................... 665,413  10,393,751
*   Old Second Bancorp, Inc............................  56,217     261,971
*   OmniAmerican Bancorp, Inc..........................  36,492     818,151
    OneBeacon Insurance Group, Ltd. Class A............  73,090   1,027,645
    Oppenheimer Holdings, Inc. Class A.................   6,305     148,041
    Oritani Financial Corp.............................   5,473      86,145
    Pacific Continental Corp...........................  29,261     412,580
*   Pacific Mercantile Bancorp.........................  58,804     368,113
*   Pacific Premier Bancorp, Inc.......................  15,952     253,158
#   PacWest Bancorp....................................   4,615     185,108
    Park Sterling Corp.................................  90,477     610,720
    PartnerRe, Ltd..................................... 163,753  16,075,632
*   Patriot National Bancorp, Inc......................   7,200       7,488
    Peapack Gladstone Financial Corp...................  26,923     498,076
    Penns Woods Bancorp, Inc...........................     451      20,385
#   People's United Financial, Inc..................... 556,836   7,912,640
    Peoples Bancorp of North Carolina, Inc.............   4,643      71,177
    Peoples Bancorp, Inc...............................  55,939   1,261,424
#*  PHH Corp........................................... 273,554   6,639,156
*   Phoenix Cos., Inc. (The)...........................  26,303   1,238,871
*   PICO Holdings, Inc.................................  74,713   1,760,985
    Pinnacle Financial Partners, Inc................... 146,960   4,796,774
*   Piper Jaffray Cos..................................  42,749   1,679,181

                                     1210

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Platinum Underwriters Holdings, Ltd................ 177,200 $10,072,048
*   Popular, Inc....................................... 148,591   3,922,802
*   Porter Bancorp, Inc................................   4,952       4,853
*   Preferred Bank.....................................  16,923     364,352
    Premier Financial Bancorp, Inc.....................  17,459     251,060
    PrivateBancorp, Inc................................   1,500      42,885
    ProAssurance Corp..................................  98,800   4,590,248
    Protective Life Corp............................... 263,755  12,926,633
    Provident Financial Holdings, Inc..................  26,149     393,542
    Provident Financial Services, Inc.................. 227,791   3,945,340
*   Prudential Bancorp, Inc............................     156       1,641
#   Pulaski Financial Corp.............................  44,928     466,802
    QC Holdings, Inc................................... 104,573     259,341
    QCR Holdings, Inc..................................   2,083      35,994
#   Radian Group, Inc.................................. 443,207   6,594,920
    Reinsurance Group of America, Inc.................. 235,808  17,607,783
#   Renasant Corp...................................... 136,053   3,916,966
    Republic Bancorp, Inc. Class A.....................  13,137     303,333
*   Republic First Bancorp, Inc........................   4,394      14,017
    Resource America, Inc. Class A.....................  89,599     786,679
*   Riverview Bancorp, Inc.............................  33,968     106,320
#   RLI Corp...........................................  74,578   3,106,919
    Rockville Financial, Inc...........................   8,798     116,837
#*  Royal Bancshares of Pennsylvania, Inc.
      Class A..........................................   2,632       3,869
#   S&T Bancorp, Inc...................................  85,632   2,002,932
#*  Safeguard Scientifics, Inc.........................  70,916   1,299,890
#   Safety Insurance Group, Inc........................  70,601   3,818,102
    Salisbury Bancorp, Inc.............................     490      13,166
    Sandy Spring Bancorp, Inc..........................  94,164   2,351,275
    SB Financial Group, Inc............................   1,320      11,088
*   Seacoast Banking Corp. of Florida..................   2,848      31,755
    Selective Insurance Group, Inc..................... 222,371   5,230,166
*   Shore Bancshares, Inc..............................   6,414      60,741
    SI Financial Group, Inc............................  18,875     223,291
    Sierra Bancorp.....................................   2,845      45,093
#   Simmons First National Corp. Class A............... 115,564   3,990,425
    Simplicity Bancorp, Inc............................   3,677      61,038
*   Southcoast Financial Corp..........................  19,116     115,652
o   Southern Community Financial....................... 120,522      26,515
#*  Southern First Bancshares, Inc.....................  14,863     197,529
    Southern Missouri Bancorp, Inc.....................     931      30,155
#   Southern National Bancorp of Virginia, Inc.........   1,185      12,087
#   Southside Bancshares, Inc..........................  30,522     813,411
    Southwest Bancorp, Inc.............................  85,900   1,498,955
    Southwest Georgia Financial Corp...................     731       8,443
    StanCorp Financial Group, Inc......................  73,600   4,728,800
    State Auto Financial Corp.......................... 163,545   3,136,793
    Sterling Bancorp................................... 237,560   2,993,256
    Stewart Information Services Corp..................  55,972   1,819,650
*   Stratus Properties, Inc............................  42,734     742,290
*   Suffolk Bancorp....................................  65,680   1,266,310
#*  Sun Bancorp, Inc...................................  87,785     278,278
    Susquehanna Bancshares, Inc........................ 734,791   7,957,787

                                     1211

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
*   Sussex Bancorp.....................................   7,441 $   62,690
*   SWS Group, Inc.....................................  81,934    629,253
    SY Bancorp, Inc....................................     500     14,795
    Symetra Financial Corp............................. 200,356  3,836,817
    Synovus Financial Corp............................. 841,869  2,820,261
*   Taylor Capital Group, Inc..........................  47,800  1,067,374
#   TCF Financial Corp.................................  43,619    702,266
#   Teche Holding Co...................................   3,776    283,011
    Territorial Bancorp, Inc...........................   7,887    178,641
    TF Financial Corp..................................   7,550    230,275
    Timberland Bancorp, Inc............................  59,392    650,936
    Tompkins Financial Corp............................  14,308    671,045
    Tower Financial Corp...............................   4,978    116,311
#   Tower Group International, Ltd.....................  37,317     93,293
#   TowneBank..........................................  56,678    852,437
#*  Tree.com, Inc......................................  31,489  1,021,818
    Trico Bancshares...................................  20,964    519,069
    TrustCo Bank Corp..................................  57,271    373,980
    Trustmark Corp..................................... 104,446  2,481,637
    Umpqua Holdings Corp............................... 534,795  9,391,000
*   Unico American Corp................................  35,600    463,512
    Union First Market Bankshares Corp................. 211,160  4,871,461
    United Bancshares, Inc.............................     190      2,939
#   United Bankshares, Inc.............................  42,148  1,259,804
    United Community Bancorp...........................     870      9,544
*   United Community Banks, Inc........................  51,154    853,249
#*  United Community Financial Corp.................... 267,131    942,972
    United Financial Bancorp, Inc......................  98,506  1,746,511
    United Fire Group, Inc............................. 108,057  2,712,231
*   United Security Bancshares.........................   1,489      7,429
    Unity Bancorp, Inc.................................  22,377    174,988
    Universal Insurance Holdings, Inc..................  49,436    551,211
    Univest Corp. of Pennsylvania......................  17,682    332,068
    Validus Holdings, Ltd.............................. 226,781  8,145,974
*   Vantagesouth Bancshares, Inc.......................   6,446     37,000
    ViewPoint Financial Group, Inc.....................  28,419    699,676
*   Virginia Commerce Bancorp, Inc..................... 103,967  1,690,503
#   VSB Bancorp, Inc...................................   1,342     14,708
*   Walker & Dunlop, Inc...............................  47,695    669,638
    Washington Banking Co..............................  14,425    256,621
    Washington Federal, Inc............................ 179,063  3,917,898
#   Washington Trust Bancorp, Inc......................  17,053    561,726
#*  Waterstone Financial, Inc..........................   5,660     59,768
    Wayne Savings Bancshares, Inc......................   1,300     14,534
    Webster Financial Corp............................. 204,474  6,203,741
    WesBanco, Inc...................................... 184,567  5,271,234
    West Bancorporation, Inc...........................  90,568  1,339,501
*   Western Alliance Bancorp...........................  99,513  2,231,081
    Westfield Financial, Inc........................... 116,491    869,023
    Wilshire Bancorp, Inc.............................. 115,475  1,150,131
    Wintrust Financial Corp............................ 176,339  7,728,938
    WSFS Financial Corp................................   6,101    438,052
    WVS Financial Corp.................................   1,304     16,580

                                     1212

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
*   Yadkin Financial Corp..............................  13,885 $    259,650
#   Zions BanCorp...................................... 350,678   10,081,992
*   ZipRealty, Inc.....................................  93,756      391,900
                                                                ------------
Total Financials.......................................          824,087,343
                                                                ------------
Health Care -- (5.3%)
*   Addus HomeCare Corp................................   8,421      199,072
    Aetna, Inc......................................... 148,969   10,179,052
*   Affymetrix, Inc.................................... 335,217    3,147,688
#*  Albany Molecular Research, Inc..................... 175,487    1,877,711
#*  Alere, Inc......................................... 177,374    6,722,475
*   Allied Healthcare Products, Inc....................  26,236       64,541
*   Almost Family, Inc.................................  13,633      414,580
*   Alphatec Holdings, Inc.............................  94,178      204,366
#*  Amedisys, Inc......................................  97,525    1,471,652
*   American Shared Hospital Services..................   8,624       24,923
*   AMN Healthcare Services, Inc.......................  66,419    1,003,591
*   Amsurg Corp........................................ 104,157    4,348,555
    Analogic Corp......................................   1,361      130,180
*   AngioDynamics, Inc................................. 139,840    2,224,854
*   Anika Therapeutics, Inc............................  68,061    2,264,389
#*  Arrhythmia Research Technology, Inc................   1,132        5,037
#*  Baxano Surgical, Inc...............................  75,988       97,265
*   BioScrip, Inc...................................... 195,680    1,665,237
*   BioTelemetry, Inc.................................. 104,382      760,945
*   Cambrex Corp....................................... 172,443    3,236,755
    Cantel Medical Corp................................ 162,405    5,148,238
#*  Capital Senior Living Corp......................... 197,442    4,436,522
#*  Celldex Therapeutics, Inc..........................  14,600      376,388
*   Chindex International, Inc.........................   1,846       30,385
*   Community Health Systems, Inc...................... 220,160    9,116,826
    CONMED Corp........................................ 176,339    7,397,421
    Cooper Cos., Inc. (The)............................  24,942    3,099,792
*   Cross Country Healthcare, Inc...................... 171,944    1,856,995
    CryoLife, Inc......................................  38,781      418,447
#*  Cumberland Pharmaceuticals, Inc....................  75,105      352,994
#*  Cutera, Inc........................................  69,353      658,854
*   Cynosure, Inc. Class A.............................  43,651    1,171,156
    Daxor Corp.........................................  10,080       71,417
    Digirad Corp.......................................  50,370      176,295
#*  Emergent Biosolutions, Inc.........................  48,507    1,160,773
    Ensign Group, Inc. (The)...........................   6,057      253,909
*   Enzo Biochem, Inc.................................. 100,761      283,138
    Enzon Pharmaceuticals, Inc.........................  36,422       32,780
*   Exactech, Inc......................................   4,893      109,016
#*  ExamWorks Group, Inc...............................  18,793      578,636
*   Five Star Quality Care, Inc........................ 138,735      753,331
#*  Furiex Pharmaceuticals, Inc........................   8,033      372,410
*   Gentiva Health Services, Inc.......................  98,016    1,113,462
*   Greatbatch, Inc.................................... 128,497    5,462,407
#*  Hanger, Inc........................................  26,246      887,377
#*  Harvard Apparatus Regenerative Technology, Inc.....  34,762      142,177
*   Harvard Bioscience, Inc............................ 134,004      592,298

                                     1213

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Health Care -- (Continued)
*    Health Net, Inc....................................  29,500 $   970,255
#*   Healthways, Inc.................................... 136,494   2,089,723
*    Hi-Tech Pharmacal Co., Inc.........................  14,554     629,606
#*   Hologic, Inc....................................... 388,373   8,295,647
#*   Idera Pharmaceuticals, Inc......................... 109,983     510,321
     Invacare Corp...................................... 132,909   2,682,104
*    Iridex Corp........................................  10,837      91,789
     Kewaunee Scientific Corp...........................  10,051     166,847
     Kindred Healthcare, Inc............................ 220,684   4,179,755
*    Lannett Co., Inc...................................  92,274   3,259,118
*    LCA-Vision, Inc....................................  77,642     327,649
     LeMaitre Vascular, Inc.............................  69,901     557,111
#*   LHC Group, Inc.....................................  20,662     473,986
*    LifePoint Hospitals, Inc........................... 217,249  11,516,369
*    Magellan Health Services, Inc......................  54,798   3,278,564
#*   Mast Therapeutics, Inc.............................   6,262       5,454
o#*  Maxygen, Inc....................................... 146,832       4,405
*    MedAssets, Inc.....................................  55,641   1,226,328
o*   MedCath Corp....................................... 116,120     232,240
*    Medical Action Industries, Inc.....................  83,468     619,333
#*   MediciNova, Inc....................................  19,847      45,847
*    Merit Medical Systems, Inc.........................  20,707     297,560
*    Misonix, Inc.......................................  28,468     146,041
#*   Molina Healthcare, Inc............................. 120,869   4,351,284
#    National Healthcare Corp...........................   3,984     207,168
*    Natus Medical, Inc................................. 122,239   3,164,768
*    NuVasive, Inc......................................  11,606     434,529
#    Omnicare, Inc...................................... 317,727  19,845,228
*    Omnicell, Inc......................................  96,323   2,487,060
*    OraSure Technologies, Inc..........................   7,623      44,747
     Owens & Minor, Inc.................................   5,011     173,581
#*   Pacific Biosciences of California, Inc.............  45,474     326,503
*    PDI, Inc...........................................  94,402     546,588
*    PharMerica Corp.................................... 150,112   3,653,726
#    Pozen, Inc.........................................  55,562     435,606
*    Prestige Brands Holdings, Inc...................... 268,318   8,119,303
*    Providence Service Corp. (The).....................  25,273     666,954
#*   Repligen Corp...................................... 104,438   1,616,700
*    RTI Surgical, Inc.................................. 223,315     692,276
#*   Sciclone Pharmaceuticals, Inc...................... 188,035     883,764
     Select Medical Holdings Corp.......................  56,871     614,207
*    Skilled Healthcare Group, Inc. Class A.............  43,376     198,228
     Span-America Medical Systems, Inc..................  12,454     247,087
#*   Special Diversified Opportunities, Inc.............  38,143      43,102
#*   Sucampo Pharmaceuticals, Inc. Class A..............  36,738     303,456
#*   SunLink Health Systems, Inc........................  12,035      14,442
*    SurModics, Inc.....................................  14,010     341,564
*    Symmetry Medical, Inc.............................. 150,237   1,460,304
#*   Targacept, Inc.....................................  16,871      74,401
#    Teleflex, Inc......................................  63,027   5,901,848
*    Tornier NV.........................................     600      10,914
#*   Transcept Pharmaceuticals, Inc.....................  42,250     140,270
*    Triple-S Management Corp. Class B..................  95,284   1,699,867

                                     1214

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
#   Universal American Corp............................ 386,869 $  2,727,426
    Utah Medical Products, Inc.........................   1,047       55,700
*   VCA Antech, Inc....................................  62,528    1,997,144
*   WellCare Health Plans, Inc.........................   1,609      104,762
*   Wright Medical Group, Inc.......................... 110,648    3,364,806
                                                                ------------
Total Health Care......................................          194,651,677
                                                                ------------
Industrials -- (14.4%)
    AAR Corp........................................... 196,594    5,239,230
    ABM Industries, Inc................................  37,799    1,007,721
    Aceto Corp......................................... 186,980    3,986,414
    Acme United Corp...................................   2,042       29,732
#   Acorn Energy, Inc..................................   6,283       21,802
*   Adept Technology, Inc..............................  52,963      914,671
*   AECOM Technology Corp.............................. 213,036    6,107,742
#*  Aegion Corp........................................ 137,183    2,814,995
*   AeroCentury Corp...................................   9,884      154,388
#*  Aerovironment, Inc................................. 108,919    3,247,965
    AGCO Corp.......................................... 159,310    8,496,002
*   Air Transport Services Group, Inc.................. 233,206    1,466,866
    Alamo Group, Inc...................................  66,141    3,321,601
    Alaska Air Group, Inc..............................  27,618    2,183,755
    Albany International Corp. Class A.................  60,527    2,092,418
o   Allied Defense Group, Inc..........................  24,210        1,937
    Allied Motion Technologies, Inc....................   1,275       14,433
#   Altra Industrial Motion Corp....................... 123,243    3,864,900
    AMERCO.............................................  88,302   19,667,504
*   Ameresco, Inc. Class A.............................   6,772       66,772
#   American Railcar Industries, Inc................... 107,451    5,256,503
#*  American Superconductor Corp.......................   7,795       11,693
#*  American Woodmark Corp.............................  46,160    1,620,678
    Ampco-Pittsburgh Corp..............................  30,064      535,440
*   AMREP Corp.........................................   8,943       64,390
#   Apogee Enterprises, Inc............................ 153,531    5,189,348
    Applied Industrial Technologies, Inc...............  62,545    3,161,024
*   ARC Document Solutions, Inc........................ 116,827      885,549
    Argan, Inc.........................................   2,352       66,820
#   Arkansas Best Corp................................. 136,778    4,690,118
*   Arotech Corp.......................................  33,900       90,513
#*  Ascent Solar Technologies, Inc.....................  29,094       20,075
    Astec Industries, Inc..............................   1,656       61,603
#*  Atlas Air Worldwide Holdings, Inc.................. 121,398    4,288,991
*   Avalon Holdings Corp. Class A......................  12,727       69,999
*   Avis Budget Group, Inc............................. 549,560   20,723,908
    Baltic Trading, Ltd................................  30,641      177,411
    Barnes Group, Inc..................................  62,835    2,352,542
    Barrett Business Services, Inc.....................  26,591    2,085,000
#*  BlueLinx Holdings, Inc............................. 101,135      160,805
    Brady Corp. Class A................................  63,268    1,731,012
*   Breeze-Eastern Corp................................  29,140      272,459
#   Briggs & Stratton Corp............................. 171,651    3,616,687
#*  Builders FirstSource, Inc..........................  45,823      368,875
*   CAI International, Inc.............................  50,141    1,037,417

                                     1215

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
*   Casella Waste Systems, Inc. Class A................  43,783 $   224,607
#*  CBIZ, Inc..........................................  85,999     739,591
    CDI Corp........................................... 122,076   2,089,941
    Ceco Environmental Corp............................  20,047     311,530
#   Celadon Group, Inc.................................  97,408   2,024,138
#   Chicago Rivet & Machine Co.........................   1,983      82,592
    CIRCOR International, Inc..........................  59,669   4,297,361
*   Columbus McKinnon Corp.............................  53,255   1,316,464
    Comfort Systems USA, Inc...........................  46,657     795,035
    Compx International, Inc...........................   5,744      74,902
*   Consolidated Graphics, Inc.........................  50,671   3,285,508
    Courier Corp.......................................  28,025     442,515
#   Covanta Holding Corp............................... 194,274   3,496,932
*   Covenant Transportation Group, Inc. Class A........  76,284     668,248
#*  CPI Aerostructures, Inc............................  27,413     379,670
*   CRA International, Inc.............................  44,458     838,478
    Curtiss-Wright Corp................................ 193,210  11,866,958
#*  DigitalGlobe, Inc..................................  94,158   3,594,952
*   Dolan Co. (The)....................................  90,677      16,322
    Douglas Dynamics, Inc..............................  67,044     973,479
*   Ducommun, Inc......................................  63,364   1,805,874
*   Dycom Industries, Inc.............................. 161,441   4,492,903
    Dynamic Materials Corp.............................  12,521     273,333
#*  Eagle Bulk Shipping, Inc...........................  68,693     263,781
    Eastern Co. (The)..................................  34,260     532,400
    Ecology and Environment, Inc. Class A..............   7,348      83,620
    Encore Wire Corp................................... 119,350   6,097,591
#*  Energy Recovery, Inc...............................  24,913     106,628
*   EnerNOC, Inc.......................................  34,084     763,482
#   EnerSys, Inc.......................................  72,816   4,955,857
*   Engility Holdings, Inc.............................  17,049     653,147
    Ennis, Inc......................................... 132,806   1,921,703
#*  EnPro Industries, Inc..............................  74,546   5,407,567
    ESCO Technologies, Inc.............................  72,124   2,517,128
#   Espey Manufacturing & Electronics Corp.............  13,355     417,344
*   Esterline Technologies Corp........................ 124,499  12,817,172
    Exelis, Inc........................................ 105,803   2,072,681
*   Federal Signal Corp................................ 123,464   1,521,076
*   Flow International Corp............................ 111,230     449,369
#*  Franklin Covey Co..................................  93,603   1,788,753
#   FreightCar America, Inc............................  58,224   1,337,988
*   FTI Consulting, Inc................................ 123,735   4,586,856
*   Fuel Tech, Inc.....................................  23,411     154,981
*   Furmanite Corp.....................................  70,098     818,745
    G&K Services, Inc. Class A.........................  89,654   5,010,762
#   GATX Corp.......................................... 210,848  12,208,099
#*  Genco Shipping & Trading, Ltd...................... 156,362     329,924
*   Gencor Industries, Inc.............................  32,703     299,559
    General Cable Corp.................................  81,399   2,322,313
*   Gibraltar Industries, Inc.......................... 148,815   2,657,836
    Global Power Equipment Group, Inc..................   2,000      35,620
#*  Goldfield Corp. (The)..............................  15,445      30,890
*   GP Strategies Corp.................................  93,257   2,587,882

                                     1216

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
#*  GrafTech International, Ltd........................    79,600 $   815,900
    Granite Construction, Inc..........................   155,442   5,174,664
#*  Great Lakes Dredge & Dock Corp.....................   330,495   2,488,627
*   Greenbrier Cos., Inc...............................   116,098   4,259,636
#   Griffon Corp.......................................   277,994   3,491,605
*   H&E Equipment Services, Inc........................   148,540   4,497,791
    Hardinge, Inc......................................    75,666   1,041,921
    Harsco Corp........................................    12,304     312,399
#*  Hawaiian Holdings, Inc.............................   176,430   1,792,529
    Heidrick & Struggles International, Inc............    15,769     263,027
*   Hill International, Inc............................    99,231     450,509
    Houston Wire & Cable Co............................    99,680   1,318,766
*   Hudson Global, Inc.................................   108,461     430,590
    Huntington Ingalls Industries, Inc.................     7,684     730,134
    Hurco Cos., Inc....................................    31,863     825,889
*   Huron Consulting Group, Inc........................     6,141     406,780
    Hyster-Yale Materials Handling, Inc................    48,502   4,159,532
*   ICF International, Inc.............................    43,646   1,469,124
*   II-VI, Inc.........................................     5,572      85,084
#*  InnerWorkings, Inc.................................     2,888      21,776
#*  Innovative Solutions & Support, Inc................    11,934      81,151
    Insteel Industries, Inc............................    72,966   1,359,357
#   International Shipholding Corp.....................    32,537     871,666
    Intersections, Inc.................................    78,990     584,526
#*  JetBlue Airways Corp............................... 1,383,605  12,120,380
    Kadant, Inc........................................    64,437   2,313,933
#   Kaman Corp.........................................    32,127   1,245,243
    KAR Auction Services, Inc..........................    22,900     637,078
    Kelly Services, Inc. Class A.......................   160,142   3,840,205
*   Key Technology, Inc................................    15,076     192,068
    Kforce, Inc........................................     1,997      36,206
    Kimball International, Inc. Class B................   137,692   2,047,480
*   Korn/Ferry International...........................    86,214   2,022,580
#*  Kratos Defense & Security Solutions, Inc...........    97,132     702,264
*   Lawson Products, Inc...............................    47,145     670,402
#*  Layne Christensen Co...............................    79,522   1,348,693
    LB Foster Co. Class A..............................    28,930   1,245,726
#*  LMI Aerospace, Inc.................................    48,967     675,745
    LS Starrett Co. (The) Class A......................    17,861     285,776
    LSI Industries, Inc................................   111,727     942,976
*   Lydall, Inc........................................   110,552   1,953,454
    Manpowergroup, Inc.................................    55,050   4,288,395
    Marten Transport, Ltd..............................   243,892   4,651,020
    Mastech Holdings, Inc..............................       508       7,102
    Matson, Inc........................................   196,521   4,702,748
    McGrath RentCorp...................................    62,106   2,274,322
*   Metalico, Inc......................................   280,268     507,285
*   Mfri, Inc..........................................    51,844     752,775
    Miller Industries, Inc.............................    59,589   1,092,862
*   Mobile Mini, Inc...................................   210,604   8,144,057
*   Moog, Inc. Class A.................................    39,980   2,401,199
*   Moog, Inc. Class B.................................     3,308     199,208
    Mueller Industries, Inc............................    66,955   4,167,279

                                     1217

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Mueller Water Products, Inc. Class A............... 318,498 $ 2,764,563
    Multi-Color Corp...................................  34,223   1,230,659
*   MYR Group, Inc.....................................  70,256   1,761,318
    National Presto Industries, Inc....................   1,658     126,157
*   Navigant Consulting, Inc........................... 100,271   1,761,761
    NL Industries, Inc.................................  37,233     411,052
    NN, Inc............................................ 139,284   2,463,934
*   Northwest Pipe Co..................................  60,065   2,107,080
#*  Ocean Power Technologies, Inc......................  51,668     119,870
*   On Assignment, Inc................................. 187,664   5,569,868
*   Orbital Sciences Corp..............................  39,550     966,997
*   Orion Energy Systems, Inc..........................  38,009     250,479
*   Orion Marine Group, Inc............................  25,213     282,386
    Oshkosh Corp.......................................  74,294   4,022,277
#*  Owens Corning...................................... 367,806  14,031,799
*   Pacer International, Inc...........................  62,001     546,229
*   PAM Transportation Services, Inc...................  60,286   1,193,663
*   Park-Ohio Holdings Corp............................   1,185      56,643
*   Patrick Industries, Inc............................   7,237     260,532
#*  Patriot Transportation Holding, Inc................  26,146     953,806
*   Pendrell Corp......................................  13,308      19,430
*   PGT, Inc...........................................   6,695      71,503
*   Pike Corp.......................................... 109,683   1,156,059
    Powell Industries, Inc.............................  13,080     803,243
*   PowerSecure International, Inc.....................  77,807   1,501,675
    Preformed Line Products Co.........................  20,440   1,379,291
#   Providence and Worcester Railroad Co...............  13,495     253,031
    Quad/Graphics, Inc.................................  13,726     314,737
    Quanex Building Products Corp......................  33,343     631,850
*   Quanta Services, Inc............................... 100,696   3,138,694
*   RCM Technologies, Inc..............................  92,190     620,439
    Regal-Beloit Corp..................................   9,249     685,258
*   Republic Airways Holdings, Inc..................... 254,007   2,491,809
    Resources Connection, Inc..........................  61,232     825,407
*   Roadrunner Transportation Systems, Inc.............  24,609     645,986
*   Rush Enterprises, Inc. Class A..................... 197,465   5,457,933
*   Rush Enterprises, Inc. Class B.....................  51,902   1,216,064
    Ryder System, Inc.................................. 233,530  16,625,001
*   Saia, Inc.......................................... 146,541   4,932,570
    Schawk, Inc........................................ 129,373   1,562,826
    Servotronics, Inc..................................   6,561      51,963
    SIFCO Industries, Inc..............................  14,049     417,677
    SkyWest, Inc....................................... 240,109   3,123,818
    SL Industries, Inc.................................  12,775     332,405
#*  Sparton Corp.......................................  56,079   1,562,922
#*  Standard Register Co. (The)........................  16,816     117,880
    Standex International Corp.........................  73,367   4,173,115
    Steelcase, Inc. Class A............................ 206,657   3,052,324
*   Sterling Construction Co., Inc.....................  43,300     468,506
*   Supreme Industries, Inc. Class A...................  31,849     221,032
    Sypris Solutions, Inc..............................  27,793      83,101
#   TAL International Group, Inc....................... 143,438   6,172,137
#*  Tecumseh Products Co. Class A......................  30,050     252,420

                                     1218

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TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Tecumseh Products Co. Class B......................   7,143 $     59,430
#   Terex Corp......................................... 202,016    8,282,656
*   Tetra Tech, Inc....................................  14,212      419,396
#   Titan International, Inc...........................  52,070      872,693
#*  Titan Machinery, Inc...............................  63,565    1,036,109
*   TRC Cos., Inc......................................  83,524      567,128
*   Trimas Corp........................................ 120,073    4,178,540
    Trinity Industries, Inc............................ 277,414   16,153,817
    Triumph Group, Inc.................................  68,195    4,665,902
#*  Tufco Technologies, Inc............................   2,746       16,641
*   Tutor Perini Corp.................................. 215,588    4,872,289
#   Twin Disc, Inc.....................................  43,496    1,025,201
*   Ultralife Corp.....................................  40,258      167,473
*   Ultrapetrol Bahamas, Ltd...........................   1,200        3,984
    UniFirst Corp......................................  54,384    5,753,827
#   United Stationers, Inc.............................   1,300       53,859
*   UniTek Global Services, Inc........................     300          483
    Universal Forest Products, Inc.....................  87,386    4,592,134
#*  Universal Security Instruments, Inc................     793        3,703
    Universal Truckload Services, Inc..................  13,085      379,596
    URS Corp........................................... 209,771   10,530,504
#*  USA Truck, Inc.....................................  62,991      929,117
    UTi Worldwide, Inc.................................  32,703      512,129
*   Versar, Inc........................................   1,356        6,631
    Viad Corp.......................................... 103,803    2,728,981
*   Virco Manufacturing Corp...........................  26,552       70,628
*   Volt Information Sciences, Inc.....................   2,400       23,988
    VSE Corp...........................................   3,624      159,855
    Watts Water Technologies, Inc. Class A............. 115,180    6,452,384
*   Willdan Group, Inc.................................  16,551       78,286
*   Willis Lease Finance Corp..........................  36,581      619,316
#*  XPO Logistics, Inc.................................  28,996      722,580
                                                                ------------
Total Industrials......................................          525,665,678
                                                                ------------
Information Technology -- (12.1%)
*   Accelrys, Inc...................................... 164,408    2,068,253
*   Acxiom Corp........................................  10,949      393,726
*   Advanced Energy Industries, Inc....................  52,822    1,442,041
*   Aeroflex Holding Corp..............................  50,112      345,272
#*  Aetrium, Inc.......................................     188        1,162
*   Agilysys, Inc...................................... 117,956    1,545,224
*   Alpha & Omega Semiconductor, Ltd...................  16,887      122,600
    American Software, Inc. Class A....................  19,941      201,005
#*  Amkor Technology, Inc.............................. 101,357      537,192
#*  Amtech Systems, Inc................................  47,501      459,335
#*  ANADIGICS, Inc..................................... 280,100      551,797
*   Anaren, Inc........................................ 110,002    3,074,556
*   AOL, Inc........................................... 205,550    9,471,744
#*  Applied Micro Circuits Corp........................  53,997      545,370
*   ARRIS Group, Inc................................... 449,224   11,634,902
*   Arrow Electronics, Inc............................. 351,633   18,066,904
    Astro-Med, Inc.....................................  24,190      328,742
*   ATMI, Inc.......................................... 124,492    3,445,939

                                     1219

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Aviat Networks, Inc................................ 165,868 $   315,149
*   Avid Technology, Inc............................... 140,798     977,138
    Avnet, Inc......................................... 302,059  12,405,563
    AVX Corp...........................................  91,606   1,183,550
#*  Aware, Inc.........................................  46,523     302,399
*   Axcelis Technologies, Inc.......................... 213,783     517,355
*   AXT, Inc........................................... 170,997     417,233
#*  Bankrate, Inc......................................  68,970   1,144,212
    Bel Fuse, Inc. Class A.............................  11,057     207,872
    Bel Fuse, Inc. Class B.............................  48,330     926,486
*   Benchmark Electronics, Inc......................... 259,534   5,899,208
    Black Box Corp.....................................  86,026   2,357,973
#*  Blucora, Inc....................................... 195,437   5,005,142
*   BroadVision, Inc...................................  19,245     221,702
*   Brocade Communications Systems, Inc................ 596,259   5,569,059
    Brooks Automation, Inc............................. 146,224   1,484,174
*   Bsquare Corp.......................................  33,534     117,704
*   BTU International, Inc.............................   7,174      20,948
#*  CACI International, Inc. Class A................... 127,408   9,430,740
*   Calix, Inc......................................... 110,814     878,755
*   Cascade Microtech, Inc.............................  70,739     728,612
*   Checkpoint Systems, Inc............................ 124,835   1,665,299
*   CIBER, Inc......................................... 364,312   1,413,531
*   Coherent, Inc......................................  15,048   1,005,808
    Cohu, Inc.......................................... 136,344   1,412,524
o*  Commerce One LLC...................................     110          --
    Communications Systems, Inc........................  41,562     495,835
    Computer Sciences Corp.............................  37,110   2,241,815
    Comtech Telecommunications Corp....................  94,841   2,885,063
    Concurrent Computer Corp...........................  33,012     279,942
    Convergys Corp..................................... 551,669  11,237,498
*   CoreLogic, Inc..................................... 194,171   6,184,346
*   Cray, Inc..........................................  66,170   1,951,353
#*  Cree, Inc.......................................... 145,790   8,808,632
    CSG Systems International, Inc.....................  45,289   1,356,858
    CSP, Inc...........................................   4,766      38,843
    CTS Corp........................................... 186,239   3,480,807
*   CyberOptics Corp...................................  72,104     497,518
    Daktronics, Inc....................................  15,217     222,320
*   Datalink Corp......................................  26,940     391,438
#*  Dataram Corp.......................................   3,352       8,514
*   Dealertrack Technologies, Inc......................   3,100     144,615
*   Digi International, Inc............................ 134,407   1,384,392
*   Digital River, Inc.................................  60,824   1,069,286
*   Diodes, Inc........................................  17,680     405,049
*   Dot Hill Systems Corp..............................  28,621     139,670
*   DSP Group, Inc..................................... 115,184   1,032,049
#   EarthLink Holdings Corp............................ 483,446   2,098,156
*   EchoStar Corp. Class A............................. 130,677   6,145,739
*   Edgewater Technology, Inc..........................  75,244     403,308
    Electro Rent Corp.................................. 120,514   2,027,045
    Electro Scientific Industries, Inc................. 156,283   1,694,108
*   Electronics for Imaging, Inc....................... 199,356   8,446,714

                                     1220

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Emcore Corp........................................  45,352 $   220,864
#*  Emulex Corp........................................ 264,198   1,944,497
*   Entegris, Inc......................................  73,513     773,357
#*  Entropic Communications, Inc.......................  81,262     338,863
    EPIQ Systems, Inc.................................. 141,149   2,026,900
*   ePlus, Inc.........................................  38,358   2,069,031
*   Euronet Worldwide, Inc.............................  82,212   3,523,606
*   Exar Corp.......................................... 225,343   2,481,026
*   Extreme Networks................................... 346,305   2,534,953
*   Fabrinet...........................................  21,864     403,828
#*  Fairchild Semiconductor International, Inc......... 375,794   4,795,131
#*  Finisar Corp.......................................  27,316     647,662
#*  First Solar, Inc................................... 206,355  10,437,436
*   FormFactor, Inc.................................... 122,753     790,529
*   Frequency Electronics, Inc.........................  28,958     350,102
*   GigOptix, Inc......................................   9,792      15,080
*   Global Cash Access Holdings, Inc...................  13,886     117,753
*   GSE Systems, Inc...................................  56,149      98,261
*   GSI Group, Inc.....................................  25,395     274,012
*   GSI Technology, Inc................................  99,963     665,754
    Hackett Group, Inc. (The).......................... 215,781   1,273,108
*   Harmonic, Inc...................................... 303,730   1,992,469
*   Hutchinson Technology, Inc.........................  74,698     283,852
    IAC/InterActiveCorp................................ 161,827  11,334,363
#*  ID Systems, Inc....................................  58,538     354,155
*   Identive Group, Inc................................ 107,678     105,417
#*  IEC Electronics Corp...............................   4,201      16,594
*   Ikanos Communications, Inc.........................  13,661      13,661
*   Imation Corp....................................... 116,292     559,365
*   Ingram Micro, Inc. Class A......................... 553,452  13,847,369
*   Innodata, Inc......................................     600       1,734
*   Inphi Corp.........................................   3,069      35,232
*   Insight Enterprises, Inc........................... 137,520   2,901,672
*   Integrated Device Technology, Inc.................. 409,921   3,955,738
*   Integrated Silicon Solution, Inc................... 134,377   1,581,617
#*  Internap Network Services Corp..................... 251,967   2,053,531
*   International Rectifier Corp....................... 236,599   6,153,940
*   Interphase Corp....................................  36,892     145,354
    Intersil Corp. Class A............................. 451,374   5,118,581
*   Intevac, Inc....................................... 114,179     847,208
*   IntraLinks Holdings, Inc...........................  53,565     566,718
*   IntriCon Corp......................................  13,375      59,786
#*  Itron, Inc.........................................   8,135     328,491
    IXYS Corp.......................................... 108,516   1,377,068
*   Kemet Corp.........................................  88,667     489,442
*   Key Tronic Corp....................................  54,827     575,683
*   Kopin Corp......................................... 237,250     911,040
*   Kulicke & Soffa Industries, Inc.................... 172,564   2,008,645
*   KVH Industries, Inc................................  88,639   1,168,262
*   Lattice Semiconductor Corp......................... 311,711   1,801,690
#   Lexmark International, Inc. Class A................ 195,376   7,656,785
*   LGL Group, Inc. (The)..............................   9,533      54,529
*   Limelight Networks, Inc............................ 179,797     343,412

                                     1221

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   LoJack Corp........................................   5,481 $    21,705
*   LTX-Credence Corp..................................  73,128     625,244
*   Magnachip Semiconductor Corp.......................  11,444     180,930
#   ManTech International Corp. Class A................  73,769   2,146,678
#   Marchex, Inc. Class B..............................  93,738     877,388
    Marvell Technology Group, Ltd...................... 827,739  12,358,143
#*  Mattson Technology, Inc............................  39,855     118,369
#*  Maxwell Technologies, Inc..........................  20,502     167,296
*   Measurement Specialties, Inc.......................  47,749   2,634,312
#   Mentor Graphics Corp............................... 170,327   3,542,802
#*  Mercury Systems, Inc...............................  86,056     920,799
    Methode Electronics, Inc........................... 178,393   6,004,708
*   Microsemi Corp.....................................  43,950   1,030,188
    MKS Instruments, Inc............................... 159,920   4,818,390
    MOCON, Inc.........................................   1,300      22,243
*   ModusLink Global Solutions, Inc.................... 205,727   1,059,494
*   Monster Worldwide, Inc.............................  97,544     596,969
#*  MoSys, Inc.........................................  25,927     130,154
*   Multi-Fineline Electronix, Inc.....................  18,431     254,348
#*  Nanometrics, Inc...................................  25,549     432,800
*   NAPCO Security Technologies, Inc...................  21,296     155,248
#*  NeoPhotonics Corp..................................   6,053      44,429
#*  NETGEAR, Inc.......................................   7,063     225,380
*   Newport Corp....................................... 156,673   2,842,048
*   Novatel Wireless, Inc..............................  98,316     262,504
*   Oclaro, Inc........................................ 176,592     471,501
*   OmniVision Technologies, Inc....................... 262,229   4,035,704
*   Oplink Communications, Inc.........................  89,895   1,521,922
    Optical Cable Corp.................................  59,643     233,801
*   OSI Systems, Inc...................................  31,700   1,836,381
*   PAR Technology Corp................................  72,352     391,424
    Park Electrochemical Corp..........................     600      18,102
#   PC Connection, Inc................................. 232,056   4,747,866
    PC-Tel, Inc........................................ 102,769     843,733
*   PCM, Inc........................................... 112,274   1,122,740
    Perceptron, Inc....................................  78,740   1,213,383
*   Perficient, Inc....................................  50,735   1,041,590
*   Performance Technologies, Inc......................  67,536     251,234
*   Pericom Semiconductor Corp......................... 212,474   1,759,285
#*  Photronics, Inc.................................... 279,845   2,322,713
#*  Planar Systems, Inc................................  52,408     131,544
*   Plexus Corp........................................  18,926     740,007
*   PLX Technology, Inc................................  41,306     249,901
*   PMC - Sierra, Inc.................................. 413,480   2,708,294
*   Polycom, Inc....................................... 203,209   2,424,283
*   PRGX Global, Inc...................................   3,599      23,969
#   QAD, Inc. Class B..................................     465       7,582
*   QLogic Corp........................................  85,081     984,387
*   Qualstar Corp...................................... 101,200     120,428
#*  QuinStreet, Inc....................................   9,715      80,343
*   Qumu Corp..........................................  17,458     263,092
*   Radisys Corp.......................................  93,623     264,953
*   RealNetworks, Inc.................................. 159,245   1,159,304

                                     1222

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Reis, Inc..........................................  48,098 $   856,144
#   RF Industries, Ltd.................................  21,697     143,634
    Richardson Electronics, Ltd........................  75,225     867,344
*   Rofin-Sinar Technologies, Inc......................  17,331     400,346
*   Rogers Corp........................................   1,910     115,937
*   Rosetta Stone, Inc.................................   6,611      73,250
*   Rovi Corp..........................................  36,170     767,166
#*  Rubicon Technology, Inc............................  18,192     199,566
#*  Rudolph Technologies, Inc.......................... 145,735   1,601,628
*   Sanmina Corp....................................... 275,108   4,599,806
*   ScanSource, Inc....................................  35,220   1,322,159
*   Seachange International, Inc....................... 223,184   2,669,281
*   Selectica, Inc.....................................   1,891      13,237
*   ShoreTel, Inc......................................  37,239     286,740
*   Sigma Designs, Inc................................. 147,298     690,828
*   Silicon Image, Inc................................. 106,338     594,429
#*  Smith Micro Software, Inc..........................   7,100      11,360
*   SMTC Corp..........................................  15,394      33,251
#*  Sonus Networks, Inc................................ 368,981   1,106,943
#*  Spansion, Inc. Class A.............................  20,271     304,065
#*  Speed Commerce, Inc................................     300       1,200
*   SS&C Technologies Holdings, Inc....................   2,900     112,578
*   StarTek, Inc.......................................  84,732     539,743
*   SunEdison, Inc..................................... 247,961   3,449,138
#*  SunPower Corp...................................... 185,231   5,994,075
*   Super Micro Computer, Inc..........................  20,146     414,202
*   Supertex, Inc......................................  19,757     527,512
*   support.com, Inc................................... 182,891     493,806
*   Sykes Enterprises, Inc.............................  86,973   1,822,954
*   SYNNEX Corp........................................ 188,595  10,589,609
*   Tech Data Corp..................................... 163,716   8,827,567
*   TeleCommunication Systems, Inc. Class A............ 206,983     469,851
*   Telenav, Inc.......................................  12,727      82,725
#*  Teradyne, Inc......................................  55,200   1,038,312
#   Tessco Technologies, Inc...........................  37,440   1,246,378
    Tessera Technologies, Inc.......................... 138,192   2,743,111
*   TheStreet, Inc..................................... 179,756     488,936
*   TriQuint Semiconductor, Inc........................ 711,347   5,904,180
*   TSR, Inc...........................................   4,582      13,700
#*  TTM Technologies, Inc.............................. 309,623   2,480,080
*   Ultra Clean Holdings...............................  16,704     190,927
    United Online, Inc.................................  71,086     860,851
*   UTStarcom Holdings Corp............................  35,644      95,882
#*  Veeco Instruments, Inc.............................   6,045     229,770
*   VeriFone Systems, Inc..............................  28,723     833,254
#*  Viasystems Group, Inc..............................  61,551     803,856
#*  Vicon Industries, Inc..............................  36,465     149,506
*   Video Display Corp.................................  10,671      40,443
*   Virtusa Corp....................................... 319,624  10,956,711
#*  Vishay Intertechnology, Inc........................ 479,006   6,504,901
*   Vishay Precision Group, Inc........................  40,885     582,202
#*  Vocus, Inc.........................................   3,790      46,314
    Wayside Technology Group, Inc......................     518       7,309

                                     1223

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
*   Web.com Group, Inc.................................   4,664 $    157,643
#*  Westell Technologies, Inc. Class A.................  63,930      239,737
*   XO Group, Inc......................................  38,554      467,660
    Xyratex, Ltd.......................................  71,389      943,049
*   Zygo Corp..........................................  73,190    1,026,856
                                                                ------------
Total Information Technology...........................          439,815,646
                                                                ------------
Materials -- (7.5%)
    A Schulman, Inc.................................... 174,907    5,941,591
#*  AM Castle & Co..................................... 121,115    1,661,698
*   American Biltrite, Inc.............................      43       17,910
*   American Pacific Corp..............................  38,017    1,765,129
    Ashland, Inc....................................... 159,881   14,838,556
    Axiall Corp........................................  74,378    2,967,682
    Cabot Corp.........................................  62,826    3,057,741
*   Century Aluminum Co................................ 414,244    4,834,227
    Chase Corp.........................................  18,375      581,017
*   Chemtura Corp......................................  72,121    1,808,795
#   Cliffs Natural Resources, Inc...................... 208,593    4,030,017
*   Coeur Mining, Inc.................................. 272,130    2,762,119
    Commercial Metals Co............................... 404,659    7,712,801
*   Continental Materials Corp.........................   1,419       30,736
*   Core Molding Technologies, Inc.....................  23,022      282,019
#   Cytec Industries, Inc..............................  32,583    2,931,493
    Domtar Corp........................................ 123,167   13,229,367
*   Ferro Corp.........................................  83,666    1,052,518
    Friedman Industries, Inc...........................  53,141      442,665
#   FutureFuel Corp....................................  24,677      403,716
#*  General Moly, Inc..................................  11,448       14,768
#*  Golden Minerals Co.................................  10,005        8,136
*   Graphic Packaging Holding Co....................... 611,140    5,805,830
    Haynes International, Inc..........................  18,879      965,472
    HB Fuller Co.......................................   5,681      264,621
*   Headwaters, Inc.................................... 203,850    2,266,812
#   Hecla Mining Co.................................... 122,361      370,754
#*  Horsehead Holding Corp............................. 182,199    2,791,289
    Huntsman Corp...................................... 346,468    7,594,579
#   Kaiser Aluminum Corp...............................  92,915    6,486,396
*   KapStone Paper and Packaging Corp.................. 378,704   10,592,351
    KMG Chemicals, Inc.................................   7,287      114,114
*   Landec Corp........................................ 114,200    1,227,650
*   Louisiana-Pacific Corp............................. 670,853   11,760,053
    Materion Corp......................................  87,213    2,317,249
#*  McEwen Mining, Inc................................. 141,800      368,680
    MeadWestvaco Corp.................................. 386,074   13,925,689
*   Mercer International, Inc.......................... 186,841    1,745,095
    Minerals Technologies, Inc......................... 106,056    5,480,974
#   Myers Industries, Inc.............................. 180,201    3,450,849
    Neenah Paper, Inc..................................  52,936    2,299,540
    Noranda Aluminum Holding Corp......................   1,300        4,238
*   Northern Technologies International Corp...........  20,514      377,868
#   Olin Corp..........................................   9,016      231,801
    Olympic Steel, Inc.................................  72,635    2,011,263

                                     1224

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Materials -- (Continued)
#*  OM Group, Inc...................................... 173,900 $  5,623,926
*   OMNOVA Solutions, Inc..............................  24,623      222,592
*   Penford Corp.......................................  60,138      744,508
    PH Glatfelter Co................................... 220,312    6,827,469
    PolyOne Corp....................................... 237,288    8,437,961
    Quaker Chemical Corp...............................  41,927    2,897,575
    Reliance Steel & Aluminum Co....................... 200,657   14,035,957
*   Resolute Forest Products, Inc......................   1,584       30,571
    Rock Tenn Co. Class A.............................. 149,967   15,218,651
*   RTI International Metals, Inc...................... 146,456    4,557,711
#   Schnitzer Steel Industries, Inc. Class A...........  96,137    2,539,940
    Sealed Air Corp....................................  32,648    1,018,291
    Steel Dynamics, Inc................................ 192,001    3,168,016
*   Stillwater Mining Co...............................  66,485      833,722
*   SunCoke Energy, Inc................................ 155,192    3,442,159
#   Synalloy Corp......................................  27,564      421,454
#*  Texas Industries, Inc..............................  86,140    6,479,451
    Tredegar Corp...................................... 167,221    4,145,409
    Tronox, Ltd. Class A...............................   3,566       78,309
*   United States Lime & Minerals, Inc.................   3,304      180,233
#   United States Steel Corp........................... 171,495    4,477,734
*   Universal Stainless & Alloy Products, Inc..........  44,949    1,426,681
#   Vulcan Materials Co................................ 167,005   10,309,219
    Wausau Paper Corp.................................. 158,672    2,167,460
    Westlake Chemical Corp.............................  95,918   11,657,874
    Worthington Industries, Inc........................ 159,664    6,472,779
    Zep, Inc...........................................   6,046       96,978
*   Zoltek Cos., Inc................................... 155,775    2,601,442
                                                                ------------
Total Materials........................................          272,941,940
                                                                ------------
Other -- (0.0%)
o*  Allen Organ Co. Escrow Shares......................     400           --
o*  Gerber Scientific, Inc. Escrow Shares.............. 182,700           --
o*  Petrocorp, Inc. Escrow Shares......................   4,900           --
                                                                ------------
Total Other............................................                   --
                                                                ------------
Real Estate Investment Trusts -- (0.0%)
    Parkway Properties, Inc............................  77,166    1,368,925
                                                                ------------
Telecommunication Services -- (0.7%)
*   Alaska Communications Systems Group, Inc...........  13,354       29,112
#   Alteva.............................................  12,429      103,782
    Atlantic Tele-Network, Inc.........................   5,482      319,327
*   Cbeyond, Inc.......................................  28,072      203,803
#   Frontier Communications Corp....................... 559,576    2,630,007
*   General Communication, Inc. Class A................ 157,174    1,529,303
#*  Hawaiian Telcom Holdco, Inc........................   2,080       56,451
    HickoryTech Corp...................................  43,317      619,866
    IDT Corp. Class B..................................  19,608      333,336
    Inteliquent, Inc...................................  83,474      968,298
#*  Iridium Communications, Inc........................ 145,080      919,807
*   Leap Wireless International, Inc................... 106,992    1,877,710
*   ORBCOMM, Inc.......................................  99,720      688,068

                                     1225

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
*     Premiere Global Services, Inc..................     71,808 $      782,707
#     PTGi Holding, Inc..............................     15,347         56,373
#     Shenandoah Telecommunications Co...............      3,309         83,056
*     Straight Path Communications, Inc. Class B.....      9,804         80,785
#     T-Mobile US, Inc...............................     22,346        683,117
      Telephone & Data Systems, Inc..................    274,975      7,429,824
      United States Cellular Corp....................     48,815      2,162,016
      USA Mobility, Inc..............................     42,433        605,095
*     Vonage Holdings Corp...........................     28,480        131,293
      Windstream Holdings, Inc.......................    154,724      1,157,336
                                                                 --------------
Total Telecommunication Services.....................                23,450,472
                                                                 --------------
Utilities -- (0.3%)
#     Consolidated Water Co., Ltd....................     22,021        283,190
#*    Dynegy, Inc....................................      2,635         53,648
#*    Genie Energy, Ltd. Class B.....................     59,779        597,790
      NRG Energy, Inc................................    123,368      3,435,799
#     Ormat Technologies, Inc........................     37,652        928,122
      SJW Corp.......................................     41,552      1,188,803
      UGI Corp.......................................    135,924      5,897,742
                                                                 --------------
Total Utilities......................................                12,385,094
                                                                 --------------
TOTAL COMMON STOCKS                                               3,212,271,416
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*    LGL Group Inc (The) Warrants 08/06/18..........     47,665          3,349
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16      3,960             --
o#*   PhotoMedex, Inc. Contingent Value Warrants
        12/13/14.....................................        126             --
TOTAL RIGHTS/WARRANTS                                                     3,349
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional Liquid Reserves,
        0.060%....................................... 21,035,600     21,035,600
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@  DFA Short Term Investment Fund................. 35,507,884    410,826,222
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,302,487,209)^^........................               $3,644,136,587
                                                                 ==============

                                     1226

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1         LEVEL 2    LEVEL 3     TOTAL
                                  --------------   ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  520,322,873   $     15,464   --    $  520,338,337
   Consumer Staples..............    117,786,423             --   --       117,786,423
   Energy........................    279,779,881             --   --       279,779,881
   Financials....................    824,060,828         26,515   --       824,087,343
   Health Care...................    194,415,032        236,645   --       194,651,677
   Industrials...................    525,663,741          1,937   --       525,665,678
   Information Technology........    439,815,646             --   --       439,815,646
   Materials.....................    272,941,940             --   --       272,941,940
   Other.........................             --             --   --                --
   Real Estate Investment Trusts.      1,368,925             --   --         1,368,925
   Telecommunication Services....     23,450,472             --   --        23,450,472
   Utilities.....................     12,385,094             --   --        12,385,094
Rights/Warrants..................             --          3,349   --             3,349
Temporary Cash Investments.......     21,035,600             --   --        21,035,600
Securities Lending Collateral....             --    410,826,222   --       410,826,222
                                  --------------   ------------   --    --------------
TOTAL............................ $3,233,026,455   $411,110,132   --    $3,644,136,587
                                  ==============   ============   ==    ==============

                                     1227

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (83.3%)
Consumer Discretionary -- (13.6%)
*   1-800-Flowers.com, Inc. Class A....................  68,093 $  343,189
#   Aaron's, Inc.......................................  31,716    852,843
#*  Aeropostale, Inc...................................   4,700     33,135
    AH Belo Corp. Class A..............................  46,600    372,334
*   ALCO Stores, Inc...................................   1,500     13,635
    Ambassadors Group, Inc.............................  28,647    142,376
    AMCON Distributing Co..............................     300     25,500
#*  America's Car-Mart, Inc............................  25,524    983,950
#*  American Axle & Manufacturing Holdings, Inc........  30,218    562,659
#*  American Public Education, Inc.....................  27,747  1,174,531
*   ANN, Inc...........................................  51,700  1,671,978
    Arctic Cat, Inc....................................  33,533  1,419,787
    Ark Restaurants Corp...............................   5,609    122,220
*   Asbury Automotive Group, Inc.......................  46,541  2,188,358
*   Ascena Retail Group, Inc...........................  52,390    982,836
#*  Ascent Capital Group, Inc. Class A.................  17,613  1,260,210
*   Ballantyne Strong, Inc.............................  38,851    184,931
#*  Bally Technologies, Inc............................  20,129  1,475,858
#*  Barnes & Noble, Inc................................  83,815  1,129,826
    Bassett Furniture Industries, Inc..................  26,661    375,920
    Beasley Broadcasting Group, Inc. Class A...........  20,332    185,834
#*  Beazer Homes USA, Inc..............................  35,040    788,750
#   bebe stores, Inc................................... 174,252    866,032
    Big 5 Sporting Goods Corp..........................  59,513  1,021,243
#*  Big Lots, Inc......................................     350      9,377
*   Biglari Holdings, Inc..............................   3,432  1,499,647
#*  BJ's Restaurants, Inc..............................  36,853  1,045,151
#*  Blue Nile, Inc.....................................  19,646    845,957
#   Blyth, Inc.........................................  24,800    232,624
    Bob Evans Farms, Inc...............................  44,644  2,243,361
#*  Body Central Corp..................................  12,788     43,735
#   Bon-Ton Stores, Inc. (The).........................  33,773    363,060
*   Books-A-Million, Inc...............................  28,867     66,683
    Bowl America, Inc. Class A.........................   1,400     20,433
#*  Boyd Gaming Corp...................................  69,502    733,941
*   Bravo Brio Restaurant Group, Inc...................  31,583    471,850
#*  Bridgepoint Education, Inc.........................  32,341    562,087
    Brown Shoe Co., Inc................................  82,638  1,956,868
    Brunswick Corp.....................................  30,204  1,252,258
#   Buckle, Inc. (The).................................  31,524  1,397,144
#*  Buffalo Wild Wings, Inc............................  19,661  2,789,109
*   Build-A-Bear Workshop, Inc.........................  39,037    340,793
#*  Cabela's, Inc......................................  79,425  5,310,355
*   Cache, Inc.........................................  38,804    196,348
#*  Caesars Acquisition Co. Class A....................   4,060     53,714
#*  Caesars Entertainment Corp.........................   4,060     89,361
    Callaway Golf Co................................... 182,682  1,492,512
*   Cambium Learning Group, Inc........................  47,089     89,469
*   Canterbury Park Holding Corp.......................   7,639     85,633
#   Capella Education Co...............................  21,869  1,364,407
*   Career Education Corp..............................  58,339    317,364

                                     1228

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Carmike Cinemas, Inc...............................  38,224 $1,036,253
    Carriage Services, Inc.............................  46,003    984,464
#*  Carrols Restaurant Group, Inc......................  61,109    372,154
#   Carter's, Inc......................................  18,259  1,227,918
    Cato Corp. (The) Class A...........................  35,553    994,062
*   Cavco Industries, Inc..............................  15,402  1,203,204
    CEC Entertainment, Inc.............................  22,508  1,214,532
#*  Central European Media Enterprises, Ltd.
      Class A..........................................   4,357     12,940
#*  Charles & Colvard, Ltd.............................  19,124     74,966
    Cheesecake Factory, Inc. (The).....................  57,563  2,563,856
    Cherokee, Inc......................................  16,547    226,528
*   Children's Place Retail Stores, Inc. (The).........  29,165  1,536,121
#   Choice Hotels International, Inc...................  37,271  1,808,762
*   Christopher & Banks Corp...........................  37,262    266,051
    Churchill Downs, Inc...............................  21,185  1,887,795
*   Citi Trends, Inc...................................  25,734    411,744
*   Cobra Electronics Corp.............................   2,099      6,801
#*  Coldwater Creek, Inc...............................  15,314     13,476
#   Collectors Universe, Inc...........................  20,036    400,520
#   Columbia Sportswear Co.............................   8,512    632,867
#*  Conn's, Inc........................................  78,720  4,779,091
#   Cooper Tire & Rubber Co............................  59,616  1,395,014
    Core-Mark Holding Co., Inc.........................  28,897  2,186,058
#*  Corinthian Colleges, Inc........................... 195,882    287,947
*   Costa, Inc.........................................  23,659    508,432
    Cracker Barrel Old Country Store, Inc..............  24,607  2,436,339
*   Crocs, Inc.........................................  92,600  1,421,410
#*  Crown Media Holdings, Inc. Class A.................  86,408    264,408
    CSS Industries, Inc................................  20,525    550,070
    CTC Media, Inc.....................................  34,345    393,594
    Culp, Inc..........................................  35,956    726,671
*   Cumulus Media, Inc. Class A........................ 111,557    746,316
#   Dana Holding Corp..................................     100      1,892
#*  Deckers Outdoor Corp...............................  39,785  3,101,241
#*  dELiA*s, Inc.......................................  21,097     15,612
*   Delta Apparel, Inc.................................   5,459     88,327
    Destination Maternity Corp.........................  31,719    851,021
#*  Destination XL Group, Inc.......................... 114,725    617,221
#   DeVry Education Group, Inc.........................  43,305  1,565,043
*   Digital Generation, Inc............................  62,982    850,257
    Dillard's, Inc. Class A............................  35,456  3,095,309
    DineEquity, Inc....................................  22,844  1,777,492
*   Dixie Group, Inc. (The)............................  15,145    209,304
    Domino's Pizza, Inc................................  54,821  3,870,911
#*  Dorman Products, Inc...............................  58,084  3,029,661
*   Dover Downs Gaming & Entertainment, Inc............  19,418     30,680
    Dover Motorsports, Inc.............................  27,257     63,509
#*  DreamWorks Animation SKG, Inc. Class A.............  53,948  1,820,206
    Drew Industries, Inc...............................  44,007  2,116,297
    DSW, Inc. Class A..................................  69,646  2,622,172
    Educational Development Corp.......................   2,842     10,174
    Einstein Noah Restaurant Group, Inc................  30,560    466,346
*   Emerson Radio Corp.................................  37,654     82,086

                                     1229

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
*    Emmis Communications Corp. Class A.................   4,700 $   13,936
#*   Entercom Communications Corp. Class A..............  40,881    385,508
*    Entertainment Gaming Asia, Inc.....................   3,555      4,159
     Entravision Communications Corp. Class A........... 153,830    927,595
     Escalade, Inc......................................  10,576    125,749
     Ethan Allen Interiors, Inc.........................  39,716  1,002,432
*    EW Scripps Co. Class A............................. 100,095  1,842,749
*    Express, Inc.......................................  41,522    719,161
o#*  FAB Universal Corp.................................  15,344     47,106
*    Famous Dave's Of America, Inc......................  19,657    330,434
#*   Federal-Mogul Corp.................................  13,918    248,854
*    Fiesta Restaurant Group, Inc.......................  47,558  2,043,567
*    Fifth & Pacific Cos., Inc..........................  58,753  1,686,211
     Finish Line, Inc. (The) Class A....................  96,347  2,471,301
*    Flanigan's Enterprises, Inc........................   1,877     27,282
     Flexsteel Industries, Inc..........................   5,310    163,707
     Fred's, Inc. Class A...............................  90,082  1,574,633
     Frisch's Restaurants, Inc..........................   5,471    137,869
*    FTD Cos., Inc......................................  44,580  1,381,980
*    Fuel Systems Solutions, Inc........................  36,926    453,821
*    Full House Resorts, Inc............................  43,994    106,905
#*   G-III Apparel Group, Ltd...........................  41,439  2,899,487
*    Gaiam, Inc. Class A................................  34,103    231,559
*    Gaming Partners International Corp.................  20,256    165,492
*    Geeknet, Inc.......................................   7,936    141,181
*    Genesco, Inc.......................................  36,236  2,544,492
*    Gentherm, Inc......................................  60,898  1,551,681
     Gordmans Stores, Inc...............................  17,190    124,112
#*   Grand Canyon Education, Inc........................  35,116  1,538,783
*    Gray Television, Inc............................... 134,064  1,525,648
*    Gray Television, Inc. Class A......................     912      8,472
#    Group 1 Automotive, Inc............................  40,048  2,448,134
#    Guess?, Inc........................................  31,631    887,250
*    Hallwood Group, Inc. (The).........................   1,645     16,162
     Harte-Hanks, Inc...................................  91,031    623,562
*    Hastings Entertainment, Inc........................   4,292      8,412
     Haverty Furniture Cos., Inc........................  45,361  1,261,943
     Haverty Furniture Cos., Inc. Class A...............     457     12,823
*    Helen of Troy, Ltd.................................  45,519  2,505,366
#*   hhgregg, Inc.......................................  62,878    519,372
#*   Hibbett Sports, Inc................................  24,729  1,483,987
     Hillenbrand, Inc...................................  39,477  1,068,642
*    Hollywood Media Corp...............................  26,966     38,022
     Hooker Furniture Corp..............................  25,088    380,083
     HSN, Inc...........................................   3,000    164,310
#*   Iconix Brand Group, Inc............................ 102,033  3,795,628
     International Speedway Corp. Class A...............  43,183  1,449,653
     Interval Leisure Group, Inc........................  48,477  1,279,793
#*   iRobot Corp........................................  17,098    604,243
*    Isle of Capri Casinos, Inc.........................  62,507    597,567
#*   ITT Educational Services, Inc......................   8,500    249,900
*    Jack in the Box, Inc...............................  42,100  2,128,997
#    JAKKS Pacific, Inc.................................  36,577    210,684

                                     1230

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Johnson Outdoors, Inc. Class A.....................  16,903 $  401,784
    Jones Group, Inc. (The)............................ 138,561  2,043,775
#*  Jos A Bank Clothiers, Inc..........................  37,838  2,127,252
*   Journal Communications, Inc. Class A............... 106,741    850,726
*   K12, Inc...........................................  25,901    568,527
#   KB Home............................................  41,700    806,478
*   Kid Brands, Inc....................................  34,149     32,783
*   Kirkland's, Inc....................................  46,173    869,438
*   Kona Grill, Inc....................................  11,787    185,174
    Koss Corp..........................................   8,015     46,727
#*  Krispy Kreme Doughnuts, Inc........................ 137,728  2,375,808
    La-Z-Boy, Inc...................................... 116,492  3,135,965
*   Lakeland Industries, Inc...........................  10,138     66,404
#*  LeapFrog Enterprises, Inc.......................... 101,530    722,894
*   Learning Tree International, Inc...................  29,551     98,996
#*  Lee Enterprises, Inc...............................  38,034    155,179
*   Libbey, Inc........................................  39,604    853,070
#*  Life Time Fitness, Inc.............................  42,231  1,738,228
    Lifetime Brands, Inc...............................  27,425    422,894
#*  LIN Media LLC Class A..............................  80,193  1,981,569
    Lincoln Educational Services Corp..................  34,135    149,170
    Lithia Motors, Inc. Class A........................  51,735  2,912,163
*   Live Nation Entertainment, Inc..................... 101,740  2,164,010
*   Loral Space & Communications, Inc..................  16,665  1,239,043
#*  Luby's, Inc........................................  65,770    429,478
#*  Lumber Liquidators Holdings, Inc...................  29,224  2,600,644
#*  M/I Homes, Inc.....................................  51,682  1,270,860
*   Madison Square Garden Co. (The) Class A............  22,099  1,282,405
    Marcus Corp. (The).................................  41,404    540,736
    Marine Products Corp...............................  57,093    457,315
*   MarineMax, Inc.....................................  55,692    821,457
*   Marriott Vacations Worldwide Corp..................  23,621  1,130,973
#*  Martha Stewart Living Omnimedia Class A............  71,778    286,394
    Matthews International Corp. Class A...............  26,947  1,145,786
#*  McClatchy Co. (The) Class A........................  91,268    416,182
#   MDC Holdings, Inc..................................  40,167  1,240,759
#*  Media General, Inc. Class A........................  45,073    803,652
    Men's Wearhouse, Inc. (The)........................  68,501  3,290,788
    Meredith Corp......................................  33,176  1,518,797
*   Meritage Homes Corp................................  43,549  2,115,175
*   Modine Manufacturing Co............................  84,536  1,107,422
*   Monarch Casino & Resort, Inc.......................  36,981    712,624
#   Monro Muffler Brake, Inc...........................  32,229  1,789,032
*   Motorcar Parts of America, Inc.....................  30,421    612,375
    Movado Group, Inc..................................  45,116  1,703,129
*   MTR Gaming Group, Inc..............................  15,246     78,517
*   Multimedia Games Holding Co., Inc..................  35,732  1,134,848
    NACCO Industries, Inc. Class A.....................  15,531    916,950
*   Nathan's Famous, Inc...............................  14,980    732,971
    National CineMedia, Inc............................  65,980  1,232,506
#*  Nautilus, Inc......................................  79,994    681,549
*   New York & Co., Inc................................ 135,161    612,279
#   New York Times Co. (The) Class A................... 153,784  2,174,506

                                     1231

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Nexstar Broadcasting Group, Inc. Class A...........  33,220 $1,596,221
*   Nobility Homes, Inc................................   6,093     56,360
    Nutrisystem, Inc...................................  62,669    891,153
*   Office Depot, Inc.................................. 444,287  2,172,563
*   Orbitz Worldwide, Inc.............................. 114,587    825,026
*   Orient-Express Hotels, Ltd. Class A................ 127,967  1,812,013
#*  Outerwall, Inc.....................................  10,200    655,962
#*  Overstock.com, Inc.................................  35,480    747,209
#   Oxford Industries, Inc.............................  25,494  1,924,032
#*  Pacific Sunwear of California, Inc................. 109,976    316,731
    Papa John's International, Inc.....................  45,840  2,206,279
#*  Penn National Gaming, Inc..........................  29,018    340,381
    Penske Automotive Group, Inc.......................  41,933  1,799,345
*   Pep Boys-Manny, Moe & Jack (The)................... 113,558  1,355,883
#*  Perfumania Holdings, Inc...........................   9,679     62,333
*   Perry Ellis International, Inc.....................  40,417    633,334
#   PetMed Express, Inc................................  50,778    671,793
#   Pier 1 Imports, Inc................................ 103,627  1,980,312
*   Pinnacle Entertainment, Inc........................  72,817  1,591,051
    Pool Corp..........................................  38,044  2,061,224
*   Popeyes Louisiana Kitchen, Inc.....................  45,337  1,824,814
#*  Quiksilver, Inc.................................... 284,302  2,004,329
#*  RadioShack Corp....................................  79,625    191,100
*   Reading International, Inc. Class B................   2,340     26,442
*   Red Lion Hotels Corp...............................  42,183    244,661
*   Red Robin Gourmet Burgers, Inc.....................  31,187  2,009,378
#   Regal Entertainment Group Class A..................  36,762    716,859
    Regis Corp.........................................  77,811    959,410
    Rent-A-Center, Inc.................................  77,210  1,925,617
#*  Rentrak Corp.......................................  22,753  1,298,741
    RG Barry Corp......................................  29,993    531,176
#*  Rick's Cabaret International, Inc..................  23,683    267,381
    Rocky Brands, Inc..................................  17,635    273,695
*   Ruby Tuesday, Inc.................................. 136,048    761,869
    Ruth's Hospitality Group, Inc......................  90,958  1,190,640
#   Ryland Group, Inc. (The)...........................  43,387  1,936,796
    Saga Communications, Inc. Class A..................  15,886    783,815
    Salem Communications Corp. Class A.................   7,225     62,135
#   Scholastic Corp....................................  32,401  1,068,909
#*  Scientific Games Corp. Class A.....................  88,145  1,241,082
#*  Select Comfort Corp................................  89,608  1,466,883
*   Shiloh Industries, Inc.............................  48,090    725,197
    Shoe Carnival, Inc.................................  48,652  1,201,704
#*  Shutterfly, Inc....................................  44,735  2,118,650
#   Sinclair Broadcast Group, Inc. Class A.............  60,450  1,899,339
*   Skechers U.S.A., Inc. Class A......................  52,918  1,528,801
*   Skullcandy, Inc....................................  22,472    164,046
*   Skyline Corp.......................................  11,206     72,839
#   Sonic Automotive, Inc. Class A.....................  37,197    834,329
*   Sonic Corp.........................................  84,128  1,496,637
#   Sotheby's..........................................  25,482  1,221,097
*   Spanish Broadcasting System, Inc. Class A..........   4,462     18,651
    Spartan Motors, Inc................................  73,920    425,040

                                     1232

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc..........................  46,260 $  886,342
*   Sport Chalet, Inc. Class A.........................  13,582     15,212
#   Stage Stores, Inc..................................  44,376    869,770
#   Standard Motor Products, Inc.......................  57,284  1,873,760
#*  Standard Pacific Corp.............................. 189,748  1,669,782
*   Stanley Furniture Co., Inc.........................  23,297     88,529
*   Starz..............................................  89,401  2,501,440
    Stein Mart, Inc....................................  89,200  1,104,296
*   Steiner Leisure, Ltd...............................  15,636    766,320
*   Steven Madden, Ltd.................................  82,515  2,689,164
*   Stoneridge, Inc....................................  71,086    808,959
    Strattec Security Corp.............................   5,703    312,239
#   Sturm Ruger & Co., Inc.............................  31,391  2,391,052
    Superior Industries International, Inc.............  56,458  1,028,100
#   Superior Uniform Group, Inc........................   9,036    140,962
#*  Systemax, Inc......................................  69,101    781,532
#*  Tandy Leather Factory, Inc.........................  22,365    190,326
*   Tempur Sealy International, Inc....................  16,600    818,214
*   Tenneco, Inc.......................................  41,414  2,353,972
    Texas Roadhouse, Inc...............................  78,827  1,911,555
    Thor Industries, Inc...............................  50,891  2,614,271
#*  Tile Shop Holdings, Inc............................   4,897     69,195
*   Tower International, Inc...........................  18,778    417,435
    Town Sports International Holdings, Inc............  57,540    627,761
*   Trans World Entertainment Corp.....................   9,128     36,147
#*  Tuesday Morning Corp...............................  62,219    817,558
*   Unifi, Inc.........................................  37,068    859,607
*   Universal Electronics, Inc.........................  27,640    987,854
    Universal Technical Institute, Inc.................  48,808    574,470
#*  UQM Technologies, Inc..............................  43,051     75,339
#*  US Auto Parts Network, Inc.........................  51,221    128,053
#   Vail Resorts, Inc..................................  33,000  2,248,950
#   Valassis Communications, Inc.......................  71,346  2,425,764
#   Value Line, Inc....................................   4,536     56,609
*   Valuevision Media, Inc. Class A....................  82,953    511,820
#*  Vitacost.com, Inc..................................   9,808     54,140
*   Vitamin Shoppe, Inc................................  31,298  1,402,776
*   VOXX International Corp............................  57,427    765,502
#*  Wells-Gardner Electronics Corp.....................  26,612     44,974
#   Wendy's Co. (The).................................. 314,539  2,852,869
*   West Marine, Inc...................................  52,591    688,416
*   Wet Seal, Inc. (The) Class A....................... 204,563    488,906
    Weyco Group, Inc...................................  12,523    330,858
    Winmark Corp.......................................   8,419    678,992
*   Winnebago Industries, Inc..........................  44,846  1,074,510
#   Wolverine World Wide, Inc..........................  58,506  1,632,317
    World Wrestling Entertainment, Inc. Class A........  14,555    352,085
#*  Zagg, Inc..........................................  36,131    152,473
*   Zale Corp..........................................  94,214  1,424,516

                                     1233

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
#*  Zumiez, Inc........................................  33,787 $    727,096
                                                                ------------
Total Consumer Discretionary...........................          313,368,922
                                                                ------------
Consumer Staples -- (3.4%)
#   Alico, Inc.........................................  13,589      496,270
*   Alliance One International, Inc.................... 173,375      445,574
    Andersons, Inc. (The)..............................  21,923    1,813,909
*   Annie's, Inc.......................................   6,083      244,050
    Arden Group, Inc. Class A..........................   1,502      189,552
#   B&G Foods, Inc.....................................  65,317    2,140,438
#*  Boston Beer Co., Inc. (The) Class A................   8,600    1,791,466
#*  Boulder Brands, Inc................................ 133,867    1,919,653
*   Bridgford Foods Corp...............................   6,838       68,175
#   Cal-Maine Foods, Inc...............................  25,764    1,297,990
#   Calavo Growers, Inc................................  28,480      865,222
    Casey's General Stores, Inc........................   5,337      366,492
    CCA Industries, Inc................................  12,833       38,884
*   Central Garden and Pet Co..........................  27,336      176,591
*   Central Garden and Pet Co. Class A.................  75,319      469,991
#*  Chefs' Warehouse, Inc. (The).......................   8,251      194,806
*   Chiquita Brands International, Inc................. 108,338    1,146,216
    Coca-Cola Bottling Co. Consolidated................  12,876      879,173
#*  Craft Brew Alliance, Inc...........................  43,879      663,450
*   Darling International, Inc......................... 122,820    2,402,359
*   Dean Foods Co...................................... 100,445    1,587,031
#*  Diamond Foods, Inc.................................  19,820      522,455
*   Elizabeth Arden, Inc...............................  41,267    1,119,161
*   Farmer Bros Co.....................................  26,782      579,295
    Fresh Del Monte Produce, Inc.......................  91,010    2,408,125
    Golden Enterprises, Inc............................   3,061       12,611
#   Griffin Land & Nurseries, Inc......................   3,886      118,912
#*  Hain Celestial Group, Inc. (The)...................  32,042    2,944,339
    Ingles Markets, Inc. Class A.......................  31,886      866,662
    Inter Parfums, Inc.................................  63,168    2,055,487
*   Inventure Foods, Inc...............................   6,284       78,739
    J&J Snack Foods Corp...............................  22,538    1,985,598
    John B Sanfilippo & Son, Inc.......................  18,497      428,206
#   Lancaster Colony Corp..............................  19,025    1,653,653
#   Lifeway Foods, Inc.................................  28,187      395,745
#   Limoneira Co.......................................   1,506       31,280
*   Mannatech, Inc.....................................   3,043       46,619
#*  Medifast, Inc......................................  34,611      918,230
    MGP Ingredients, Inc...............................  41,536      228,863
#*  National Beverage Corp.............................  81,150    1,682,240
*   Natural Alternatives International, Inc............  17,104       90,138
    Nu Skin Enterprises, Inc. Class A..................  12,563    1,069,739
*   Nutraceutical International Corp...................  26,269      657,776
    Oil-Dri Corp. of America...........................  12,831      440,745
*   Omega Protein Corp.................................  48,285      489,127
#   Orchids Paper Products Co..........................   4,716      146,903
*   Pantry, Inc. (The).................................  52,673      769,553
*   Pilgrim's Pride Corp............................... 185,569    3,104,569
#*  Post Holdings, Inc.................................  44,372    2,375,233

                                     1234

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
#   Pricesmart, Inc....................................  28,537 $ 2,594,013
    Reliv International, Inc...........................  25,871      56,399
#*  Revlon, Inc. Class A...............................  77,452   1,818,573
*   Rite Aid Corp......................................  13,864      76,945
    Rocky Mountain Chocolate Factory, Inc..............  12,843     149,236
#   Sanderson Farms, Inc...............................  25,478   1,894,289
*   Seaboard Corp......................................      99     252,450
*   Seneca Foods Corp. Class A.........................  21,308     619,424
*   Seneca Foods Corp. Class B.........................   1,443      42,489
    Snyders-Lance, Inc.................................  84,180   2,248,448
    Spartan Stores, Inc................................  80,208   1,811,899
    Spectrum Brands Holdings, Inc......................  42,100   3,168,025
#*  Susser Holdings Corp...............................  41,279   2,517,193
#*  Tofutti Brands, Inc................................   7,749      32,933
#   Tootsie Roll Industries, Inc.......................  38,203   1,159,079
*   TreeHouse Foods, Inc...............................  43,568   2,868,517
#*  United Natural Foods, Inc..........................  10,825     731,445
#   United-Guardian, Inc...............................  13,162     377,091
#   Universal Corp.....................................  33,750   1,732,050
#*  USANA Health Sciences, Inc.........................  26,952   1,613,616
#   Vector Group, Ltd..................................  52,932     945,366
    Village Super Market, Inc. Class A.................  10,768     312,703
    WD-40 Co...........................................  13,602     934,865
#   Weis Markets, Inc..................................  31,449   1,547,920
*   WhiteWave Foods Co. Class A........................  58,625   1,419,311
                                                                -----------
Total Consumer Staples.................................          77,341,574
                                                                -----------
Energy -- (4.6%)
    Adams Resources & Energy, Inc......................   9,276     617,040
    Alon USA Energy, Inc...............................  82,924   1,302,736
#*  Alpha Natural Resources, Inc....................... 389,641   2,213,161
#*  Approach Resources, Inc............................  46,357     931,312
*   Barnwell Industries, Inc...........................   8,064      24,998
#*  Basic Energy Services, Inc.........................  95,442   1,634,921
*   Bill Barrett Corp..................................  28,527     799,041
    Bolt Technology Corp...............................  23,475     508,703
#*  Bonanza Creek Energy, Inc..........................  35,261   1,435,475
#*  BPZ Resources, Inc................................. 217,187     434,374
    Bristow Group, Inc.................................  53,346   3,829,709
*   C&J Energy Services, Inc...........................  19,324     451,795
#*  Cal Dive International, Inc........................ 136,718     224,218
*   Callon Petroleum Co................................  85,955     580,196
#   CARBO Ceramics, Inc................................  18,738   2,157,119
*   Carrizo Oil & Gas, Inc.............................  52,227   2,146,530
*   Clayton Williams Energy, Inc.......................  17,125   1,181,967
#*  Clean Energy Fuels Corp............................  76,036     907,109
*   Cloud Peak Energy, Inc.............................  27,423     513,633
#   Comstock Resources, Inc............................  73,886   1,267,145
*   Contango Oil & Gas Co..............................  29,464   1,236,309
#   Crosstex Energy, Inc...............................  91,637   3,436,387
*   Dawson Geophysical Co..............................  17,975     581,851
    Delek US Holdings, Inc.............................  73,167   2,216,960
#   DHT Holdings, Inc..................................   5,589      45,886

                                     1235

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Energy -- (Continued)
*   Double Eagle Petroleum Co..........................  29,317 $   63,618
*   Emerald Oil, Inc...................................  65,274    500,652
#*  Endeavour International Corp.......................  79,630    524,762
#   Energy XXI Bermuda, Ltd............................  47,682  1,094,302
*   ENGlobal Corp......................................  61,009     92,734
*   EPL Oil & Gas, Inc.................................  60,632  1,629,182
*   Era Group, Inc.....................................  18,617    545,292
    Evolution Petroleum Corp...........................  16,274    214,166
#*  Exterran Holdings, Inc.............................  96,024  3,335,874
#*  FieldPoint Petroleum Corp..........................  18,199     80,804
*   Forest Oil Corp....................................   4,648     14,176
*   Gastar Exploration, Ltd............................  66,115    394,045
#*  Geospace Technologies Corp.........................  17,063  1,356,850
#*  Gevo, Inc..........................................  11,048     15,301
#*  Global Geophysical Services, Inc...................  74,491    110,247
#   Green Plains Renewable Energy, Inc.................  69,992  1,559,422
    Gulf Island Fabrication, Inc.......................  34,046    689,772
    Gulfmark Offshore, Inc. Class A....................  48,144  2,049,009
*   Gulfport Energy Corp...............................  31,782  1,937,113
#*  Halcon Resources Corp..............................  74,911    252,450
#*  Harvest Natural Resources, Inc..................... 108,597    476,741
*   Helix Energy Solutions Group, Inc.................. 116,043  2,366,117
*   Hercules Offshore, Inc............................. 242,670  1,208,497
#*  HKN, Inc...........................................     853     63,122
*   Hornbeck Offshore Services, Inc....................  59,921  2,559,226
#*  Houston American Energy Corp.......................  24,635      9,140
#*  ION Geophysical Corp...............................  82,200    249,066
#*  James River Coal Co................................  49,925     54,917
*   Key Energy Services, Inc........................... 104,761    763,708
    Knightsbridge Tankers, Ltd.........................  36,042    339,516
#   LinnCo LLC.........................................  75,204  2,420,817
#*  Lucas Energy, Inc..................................  35,619     39,181
#*  Magnum Hunter Resources Corp....................... 201,752  1,684,629
*   Matador Resources Co...............................  34,376    668,269
*   Matrix Service Co..................................  65,962  1,733,481
*   Mexco Energy Corp..................................   2,735     20,376
#*  Miller Energy Resources, Inc.......................   5,451     43,008
*   Mitcham Industries, Inc............................  29,489    445,284
*   Natural Gas Services Group, Inc....................  27,719    801,079
#*  Newpark Resources, Inc............................. 168,974  1,919,545
#   Nordic American Tankers, Ltd.......................  13,085    143,150
#*  Northern Oil and Gas, Inc..........................  52,860    768,584
#*  Nuverra Environmental Solutions, Inc...............  11,334    163,890
#*  Overseas Shipholding Group, Inc....................  31,716    281,004
    Panhandle Oil and Gas, Inc. Class A................  14,883    575,377
*   Parker Drilling Co................................. 212,214  1,578,872
*   PDC Energy, Inc....................................  39,125  1,950,772
*   Penn Virginia Corp................................. 112,696  1,351,225
*   PetroQuest Energy, Inc............................. 101,509    391,825
*   PHI, Inc. Non-Voting...............................  28,808  1,060,999
*   PHI, Inc. Voting...................................     200      7,100
*   Pioneer Energy Services Corp....................... 122,342  1,025,226
*   PostRock Energy Corp...............................  17,737     21,816

                                     1236

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
*   Pyramid Oil Co.....................................  12,084 $     68,033
*   Renewable Energy Group, Inc........................  44,343      443,873
#*  Rentech, Inc....................................... 435,258      779,112
*   REX American Resources Corp........................  18,425      754,688
*   Rex Energy Corp.................................... 105,783    1,992,952
*   RigNet, Inc........................................   5,440      253,776
*   Rosetta Resources, Inc.............................  10,594      451,410
#   RPC, Inc...........................................  43,285      737,144
    Scorpio Tankers, Inc............................... 136,734    1,367,340
#*  SEACOR Holdings, Inc...............................  27,721    2,333,554
    SemGroup Corp. Class A.............................  47,241    2,917,604
#   Ship Finance International, Ltd....................  64,415    1,102,785
*   Stone Energy Corp..................................  76,866    2,379,003
#*  Swift Energy Co....................................  34,800      430,824
#*  Synergy Resources Corp............................. 116,068    1,002,827
*   Synthesis Energy Systems, Inc......................  52,632       56,843
    Targa Resources Corp...............................   6,484      585,440
*   Tesco Corp.........................................  28,680      605,722
*   TETRA Technologies, Inc............................  98,595    1,017,500
*   TGC Industries, Inc................................  54,640      355,706
#*  Triangle Petroleum Corp............................ 115,958      882,440
*   Unit Corp..........................................  14,570      728,063
#*  Uranium Energy Corp................................  14,078       24,355
#*  USEC, Inc..........................................   4,871       22,114
*   Vaalco Energy, Inc................................. 126,012      758,592
#   W&T Offshore, Inc..................................  70,980    1,016,434
*   Warren Resources, Inc.............................. 140,793      474,472
#   Western Refining, Inc.............................. 181,222    7,087,592
*   Westmoreland Coal Co...............................  11,602      251,879
*   Willbros Group, Inc................................ 124,157    1,036,711
#   World Fuel Services Corp...........................  10,400      444,288
                                                                ------------
Total Energy...........................................          106,686,981
                                                                ------------
Financials -- (16.6%)
*   1st Constitution Bancorp...........................     155        1,621
    1st Source Corp....................................  50,517    1,488,736
    1st United Bancorp Inc/Boca Raton..................  31,784      230,752
    Access National Corp...............................   7,865      129,143
    Alexander & Baldwin, Inc...........................  40,715    1,592,364
    Alliance Bancorp, Inc. of Pennsylvania.............   1,066       16,363
*   Altisource Asset Management Corp...................   2,193    2,210,544
#*  Altisource Portfolio Solutions SA..................  21,934    2,867,651
    Altisource Residential Corp........................   7,311      219,330
#   American Equity Investment Life Holding Co......... 116,240    2,551,468
*   American Independence Corp.........................   1,081       11,415
#   American National Bankshares, Inc..................   3,612       83,979
    American National Insurance Co.....................     227       23,608
*   American River Bankshares..........................   7,219       70,963
*   Ameris Bancorp.....................................  56,620    1,159,011
    AMERISAFE, Inc.....................................  45,008    1,861,981
    AmeriServ Financial, Inc...........................  63,591      207,307
#   Amtrust Financial Services, Inc....................  80,469    2,597,539
    Argo Group International Holdings, Ltd.............  43,259    1,946,222

                                     1237

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Arrow Financial Corp...............................  28,915 $  720,851
    Aspen Insurance Holdings, Ltd......................  25,086    975,845
    Associated Banc-Corp...............................  19,672    323,998
*   Asta Funding, Inc..................................  33,832    277,422
    Astoria Financial Corp............................. 122,807  1,625,965
    Atlantic American Corp.............................   4,900     19,502
*   Atlanticus Holdings Corp...........................  27,579     81,358
    Auburn National BanCorp., Inc......................     300      7,620
#*  AV Homes, Inc......................................  17,502    327,637
    Baldwin & Lyons, Inc. Class A......................     550     13,299
    Baldwin & Lyons, Inc. Class B......................  22,333    557,432
#   Banc of California, Inc............................  16,705    212,154
    Bancfirst Corp.....................................  21,245  1,147,867
#   Bancorp of New Jersey, Inc.........................     159      2,143
*   Bancorp, Inc.......................................  90,572  1,725,397
#   BancorpSouth, Inc.................................. 148,561  3,501,583
    Bank Mutual Corp...................................  47,193    322,800
    Bank of Commerce Holdings..........................     400      2,516
#   Bank of Hawaii Corp................................  25,650  1,456,407
    Bank of Kentucky Financial Corp....................   2,075     74,555
#   Bank of the Ozarks, Inc............................  40,520  2,568,968
#   BankFinancial Corp.................................  40,419    367,409
    Banner Corp........................................  48,341  1,780,399
    Bar Harbor Bankshares..............................   4,230    161,121
    BBCN Bancorp, Inc.................................. 128,741  1,937,552
*   BBX Capital Corp. Class A..........................     846     12,402
    BCB Bancorp, Inc...................................   3,171     40,430
*   Beneficial Mutual Bancorp, Inc.....................  83,160    987,941
#   Berkshire Bancorp, Inc.............................     150      1,094
    Berkshire Hills Bancorp, Inc.......................  46,157  1,129,000
    BGC Partners, Inc. Class A.........................  29,132    187,319
*   BofI Holding, Inc..................................  26,229  2,170,450
    Boston Private Financial Holdings, Inc............. 191,899  2,358,439
    Bridge Bancorp, Inc................................   2,572     63,271
*   Bridge Capital Holdings............................   4,827    106,435
    Brookline Bancorp, Inc............................. 157,482  1,401,590
    Bryn Mawr Bank Corp................................  27,745    773,253
    C&F Financial Corp.................................     700     24,703
    Calamos Asset Management, Inc. Class A.............  40,306    462,310
    California First National Bancorp..................   3,097     45,836
*   Camco Financial Corp...............................     750      4,815
    Camden National Corp...............................  17,269    610,459
*   Capital Bank Financial Corp. Class A...............     803     18,509
#*  Capital City Bank Group, Inc.......................  25,122    320,557
*   Capital Properties, Inc. Class A...................     550      4,469
    Capital Southwest Corp.............................  28,352    968,788
    CapitalSource, Inc................................. 302,900  4,158,817
    Capitol Federal Financial, Inc..................... 191,743  2,295,164
    Cardinal Financial Corp............................  72,600  1,237,830
#   Cash America International, Inc....................  33,597  1,234,018
    Cathay General Bancorp............................. 161,692  3,799,762
    Center Bancorp, Inc................................  37,010    656,928
    Centerstate Banks, Inc.............................  34,342    377,762

                                     1238

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Central Pacific Financial Corp.....................  20,663 $  379,166
    Century Bancorp, Inc. Class A......................   1,209     40,997
    Chemical Financial Corp............................  43,319  1,251,053
    Chicopee Bancorp, Inc..............................   2,287     39,679
    Citizens Community Bancorp, Inc....................  17,782    142,967
#   Citizens Holding Co................................     592     11,278
#*  Citizens, Inc...................................... 118,923    826,515
#   City Holding Co....................................  37,340  1,666,111
#   CKX Lands, Inc.....................................     702     10,179
    Clifton Savings Bancorp, Inc.......................  54,704    692,553
    CNB Financial Corp.................................  12,161    195,306
    CNO Financial Group, Inc........................... 336,171  5,694,737
    CoBiz Financial, Inc...............................  86,961    918,308
    Codorus Valley Bancorp, Inc........................   1,657     34,830
#   Cohen & Steers, Inc................................   4,311    155,498
#*  Colonial Financial Services, Inc...................   4,279     54,343
*   Colony Bankcorp, Inc...............................   1,629     10,246
    Columbia Banking System, Inc.......................  66,976  1,748,743
    Commercial National Financial Corp.................     700     14,525
#   Community Bank System, Inc.........................  47,973  1,707,839
    Community Trust Bancorp, Inc.......................  38,192  1,547,540
*   Community West Bancshares..........................   1,200      8,604
#   Consolidated-Tomoka Land Co........................  12,875    452,556
*   Consumer Portfolio Services, Inc...................  25,083    213,456
*   Cowen Group, Inc. Class A.......................... 218,559    891,721
#   Crawford & Co. Class A.............................  62,652    457,360
    Crawford & Co. Class B.............................  49,714    402,186
*   Credit Acceptance Corp.............................  16,704  2,324,863
#   CVB Financial Corp................................. 121,465  1,812,258
*   DFC Global Corp....................................  34,775    261,508
    Diamond Hill Investment Group, Inc.................   6,504    744,968
    Dime Community Bancshares, Inc.....................  88,460  1,445,436
    Donegal Group, Inc. Class A........................  46,744    682,930
    Donegal Group, Inc. Class B........................     870     21,354
#*  Doral Financial Corp...............................      79        987
    East West Bancorp, Inc.............................   5,189    173,638
*   Eastern Virginia Bankshares, Inc...................     822      5,557
*   eHealth, Inc.......................................  53,786  2,873,786
    EMC Insurance Group, Inc...........................  28,550    784,554
    Employers Holdings, Inc............................  54,960  1,350,367
#*  Encore Capital Group, Inc..........................  47,727  2,271,328
    Endurance Specialty Holdings, Ltd..................  63,590  3,331,480
*   Enstar Group, Ltd..................................  15,661  1,941,338
    Enterprise Bancorp, Inc............................   2,244     46,406
    Enterprise Financial Services Corp.................  43,079    802,131
#   ESB Financial Corp.................................   7,246     93,184
    ESSA Bancorp, Inc..................................  31,805    358,760
    Evans Bancorp, Inc.................................   1,635     37,605
    Evercore Partners, Inc. Class A....................  24,438  1,364,618
*   Ezcorp, Inc. Class A...............................  40,830    448,313
    FBL Financial Group, Inc. Class A..................  40,672  1,571,159
    Federal Agricultural Mortgage Corp. Class A........   1,115     27,607
    Federal Agricultural Mortgage Corp. Class C........  23,362    715,812

                                     1239

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Federated Investors, Inc. Class B..................  65,759 $1,768,260
    Federated National Holding Co......................  16,268    215,226
#   Fidelity National Financial, Inc. Class A..........  12,457    392,894
    Fidelity Southern Corp.............................  24,197    340,699
    Financial Institutions, Inc........................  26,721    557,934
*   First Acceptance Corp.............................. 124,814    320,772
#   First American Financial Corp...................... 128,060  3,319,315
#*  First BanCorp......................................  73,081    357,366
    First Bancorp......................................  28,801    496,241
    First Bancorp, Inc.................................   4,470     75,945
*   First Bancshares, Inc..............................     400      3,312
    First Bancshares, Inc. (The).......................     300      4,260
    First Busey Corp................................... 149,485    822,168
    First Business Financial Services, Inc.............     700     28,875
*   First Cash Financial Services, Inc.................  34,162  1,678,721
    First Commonwealth Financial Corp.................. 145,495  1,194,514
    First Community Bancshares, Inc....................  37,579    608,404
    First Connecticut Bancorp Inc/Farmington...........   1,466     22,591
    First Defiance Financial Corp......................  24,297    624,919
#*  First Federal Bancshares of Arkansas, Inc..........     396      3,283
    First Federal of Northern Michigan Bancorp, Inc....   2,000     10,150
    First Financial Bancorp............................  87,135  1,444,698
#   First Financial Bankshares, Inc....................  31,279  1,913,336
    First Financial Corp...............................  32,291  1,038,801
    First Financial Holdings, Inc......................  45,384  2,793,385
#   First Financial Northwest, Inc.....................  33,971    351,260
*   First Financial Service Corp.......................     156        731
    First Horizon National Corp........................ 118,395  1,392,325
    First Interstate Bancsystem, Inc...................  17,277    443,328
#*  First Marblehead Corp. (The).......................   4,034     24,043
    First Merchants Corp...............................  71,810  1,514,473
    First Midwest Bancorp, Inc......................... 109,206  1,744,020
#   First South Bancorp, Inc...........................  17,129    138,745
*   First United Corp..................................     500      3,960
    First West Virginia Bancorp........................     449      7,516
    FirstMerit Corp.................................... 140,178  2,852,622
*   Flagstar Bancorp, Inc..............................   8,808    183,823
    Flushing Financial Corp............................  75,448  1,549,702
#   FNB Corp........................................... 222,243  2,631,357
*   Forestar Group, Inc................................  58,153  1,163,060
*   Fortegra Financial Corp............................     329      2,425
    Fox Chase Bancorp, Inc.............................  33,410    571,645
*   Franklin Financial Corp............................   1,732     32,925
    Fulton Financial Corp.............................. 209,615  2,588,745
#   FXCM, Inc. Class A.................................  45,532    780,418
    Gain Capital Holdings, Inc.........................  18,627    165,594
    GAMCO Investors, Inc. Class A......................   4,608    372,280
    German American Bancorp, Inc.......................  29,938    807,128
    GFI Group, Inc..................................... 189,959    721,844
#   Glacier Bancorp, Inc...............................  89,278  2,359,618
*   Gleacher & Co., Inc................................   1,987     21,897
*   Global Indemnity P.L.C.............................  23,251    569,882
    Great Southern Bancorp, Inc........................  30,592    845,869

                                     1240

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#*  Green Dot Corp. Class A............................  72,699 $1,637,181
#   Greenhill & Co., Inc...............................  19,644  1,020,506
*   Greenlight Capital Re, Ltd. Class A................  39,355  1,264,476
    Guaranty Bancorp...................................   8,051    104,341
*   Guaranty Federal Bancshares, Inc...................   3,766     40,296
*   Hallmark Financial Services, Inc...................  45,993    405,198
    Hampden Bancorp, Inc...............................   7,411    118,872
    Hanmi Financial Corp...............................  80,861  1,744,172
    Hanover Insurance Group, Inc. (The)................  58,429  3,244,562
    Harleysville Savings Financial Corp................     101      1,790
*   Harris & Harris Group, Inc.........................  78,637    236,697
    Hawthorn Bancshares, Inc...........................   1,739     21,877
#   HCI Group, Inc.....................................  32,112  1,365,723
    Heartland Financial USA, Inc.......................  36,242    912,936
    Heritage Commerce Corp.............................  30,889    247,421
#   Heritage Financial Corp............................  16,283    277,299
    Heritage Financial Group, Inc......................  22,052    436,409
    HF Financial Corp..................................   2,659     35,072
    HFF, Inc. Class A..................................  61,197  1,810,207
*   Hilltop Holdings, Inc.............................. 122,727  2,919,675
    Hingham Institution for Savings....................     559     43,926
*   HMN Financial, Inc.................................   2,746     30,508
*   Home Bancorp, Inc..................................   1,082     21,802
    Home BancShares, Inc...............................  84,726  2,612,950
    Home Federal Bancorp, Inc .........................  38,027    551,392
    HopFed Bancorp, Inc................................   7,718     88,140
    Horace Mann Educators Corp.........................  75,428  2,104,441
#   Horizon Bancorp....................................   1,881     41,871
#   Hudson Valley Holding Corp.........................  13,483    242,424
#   Iberiabank Corp....................................  48,133  3,169,077
*   ICG Group, Inc.....................................  91,159  1,731,109
#*  Imperial Holdings, Inc.............................   1,300      8,034
    Independence Holding Co............................  36,356    466,447
#   Independent Bank Corp.(453836108)..................  40,943  1,480,499
*   Independent Bank Corp.(453838609)..................  21,971    291,116
    Infinity Property & Casualty Corp..................  17,124  1,208,954
    Interactive Brokers Group, Inc. Class A............  67,374  1,428,329
    International Bancshares Corp......................  75,353  1,764,014
*   Intervest Bancshares Corp. Class A.................  12,149     90,875
#*  INTL. FCStone, Inc.................................  39,622    698,932
*   Investment Technology Group, Inc...................  50,219    828,614
#   Investors Bancorp, Inc............................. 167,353  4,245,746
*   Investors Capital Holdings, Ltd....................   1,464     10,599
    Investors Title Co.................................   1,371    109,845
#   Janus Capital Group, Inc........................... 211,524  2,324,649
    JMP Group, Inc.....................................  52,091    387,557
#*  Kearny Financial Corp..............................  60,876    695,813
    Kemper Corp........................................  74,068  2,721,999
    Kennedy-Wilson Holdings, Inc.......................  27,787    667,444
    Kentucky First Federal Bancorp.....................   3,402     29,665
#*  Ladenburg Thalmann Financial Services, Inc.........  22,612     54,269
    Lake Shore Bancorp, Inc............................     338      4,171
    Lakeland Bancorp, Inc..............................  75,547    851,415

                                     1241

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Lakeland Financial Corp............................  40,295 $1,476,006
    Landmark Bancorp, Inc..............................   2,460     47,257
    Life Partners Holdings, Inc........................  10,604     28,419
    LNB Bancorp, Inc...................................  12,718    127,307
*   Louisiana Bancorp, Inc.............................   8,396    153,479
*   Macatawa Bank Corp.................................  58,219    308,561
*   Magyar Bancorp, Inc................................     809      6,432
    Maiden Holdings, Ltd...............................  83,288    914,502
    MainSource Financial Group, Inc....................  45,181    736,902
    Manning & Napier, Inc..............................   9,255    155,021
    MarketAxess Holdings, Inc..........................  48,452  3,039,878
    Marlin Business Services Corp......................  30,789    781,117
    MB Financial, Inc..................................  84,391  2,371,387
*   MBIA, Inc.......................................... 231,487  2,532,468
#*  MBT Financial Corp.................................  28,351    153,379
    MCG Capital Corp................................... 171,277    765,608
#   Meadowbrook Insurance Group, Inc...................  85,437    517,748
    Medallion Financial Corp...........................  47,750    636,508
    Mercantile Bank Corp...............................  12,831    256,748
    Merchants Bancshares, Inc..........................  14,947    445,421
#   Mercury General Corp...............................  16,352    749,412
*   Meridian Interstate Bancorp, Inc...................  34,205    805,186
    Meta Financial Group, Inc..........................   3,761    152,132
*   Metro Bancorp, Inc.................................  33,582    667,274
*   MGIC Investment Corp............................... 216,764  1,840,326
    MicroFinancial, Inc................................  17,150    131,884
    Mid Penn Bancorp, Inc..............................     531      7,700
    MidSouth Bancorp, Inc..............................  18,736    290,595
    MidWestOne Financial Group, Inc....................   4,319    106,161
    Montpelier Re Holdings, Ltd........................  85,084  2,371,291
    MutualFirst Financial, Inc.........................   5,459    102,575
    National Interstate Corp...........................  37,753    852,085
    National Penn Bancshares, Inc...................... 224,461  2,329,905
    National Security Group, Inc.......................   1,000      9,250
    National Western Life Insurance Co. Class A........   1,700    370,855
*   Naugatuck Valley Financial Corp....................      99        705
*   Navigators Group, Inc. (The).......................  20,522  1,223,727
    NBT Bancorp, Inc...................................  50,443  1,212,650
    Nelnet, Inc. Class A...............................  59,149  2,203,300
*   New Century Bancorp, Inc...........................   1,478      9,725
    New Hampshire Thrift Bancshares, Inc...............   2,734     40,791
*   NewBridge Bancorp..................................  19,281    134,774
#*  NewStar Financial, Inc............................. 112,087  1,763,129
*   North Valley Bancorp...............................   1,279     29,890
    Northeast Bancorp..................................      38        359
    Northeast Community Bancorp, Inc...................  35,308    256,689
    Northfield Bancorp, Inc............................  77,240    960,093
    Northrim BanCorp, Inc..............................   6,560    157,571
#   Northwest Bancshares, Inc.......................... 176,251  2,478,089
    Norwood Financial Corp.............................     633     18,984
#   Ocean Shore Holding Co.............................     205      2,831
    OceanFirst Financial Corp..........................  42,221    749,845
    OFG Bancorp........................................  97,917  1,427,630

                                     1242

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Ohio Valley Banc Corp..............................     600 $   13,362
    Old Line Bancshares, Inc...........................     391      6,283
    Old National Bancorp............................... 146,897  2,056,558
*   Old Second Bancorp, Inc............................   7,253     33,799
*   OmniAmerican Bancorp, Inc..........................  21,817    489,137
    OneBeacon Insurance Group, Ltd. Class A............  39,102    549,774
    Oppenheimer Holdings, Inc. Class A.................   9,841    231,067
    Oritani Financial Corp.............................  86,954  1,368,656
    Pacific Continental Corp...........................  42,439    598,390
*   Pacific Mercantile Bancorp.........................  22,505    140,881
*   Pacific Premier Bancorp, Inc.......................   2,269     36,009
#   PacWest Bancorp....................................  45,955  1,843,255
    Park National Corp.................................  15,289  1,197,129
    Park Sterling Corp.................................  46,628    314,739
*   Patriot National Bancorp, Inc......................     498        518
#   Peapack Gladstone Financial Corp...................  15,060    278,610
    Penns Woods Bancorp, Inc...........................   3,062    138,402
    Peoples Bancorp of North Carolina, Inc.............     986     15,115
    Peoples Bancorp, Inc...............................  23,072    520,274
#*  PHH Corp...........................................  83,130  2,017,565
*   Phoenix Cos., Inc. (The)...........................  11,557    544,335
*   PICO Holdings, Inc.................................  53,636  1,264,201
    Pinnacle Financial Partners, Inc...................  75,329  2,458,739
*   Piper Jaffray Cos..................................  17,595    691,132
    Platinum Underwriters Holdings, Ltd................  54,370  3,090,391
*   Popular, Inc.......................................  28,827    761,033
*   Porter Bancorp, Inc................................     868        851
#*  Portfolio Recovery Associates, Inc.................  56,103  2,817,493
*   Preferred Bank.....................................   6,676    143,734
    Premier Financial Bancorp, Inc.....................   2,848     40,954
    Primerica, Inc.....................................  80,041  3,372,127
    Primus Guaranty, Ltd...............................  37,536    304,042
    PrivateBancorp, Inc................................  96,054  2,746,184
    ProAssurance Corp..................................  10,404    483,370
    Prosperity Bancshares, Inc.........................  20,321  1,271,282
    Provident Financial Holdings, Inc..................   6,455     97,148
    Provident Financial Services, Inc..................  81,539  1,412,255
*   Prudential Bancorp, Inc............................   1,605     16,885
#   Pulaski Financial Corp.............................  12,796    132,950
#   Pzena Investment Management, Inc. Class A..........   7,480     78,989
    QC Holdings, Inc...................................  25,220     62,546
    Radian Group, Inc.................................. 324,032  4,821,596
    Renasant Corp......................................  58,289  1,678,140
#   Republic Bancorp, Inc. Class A.....................  38,176    881,484
*   Republic First Bancorp, Inc........................  11,514     36,730
    Resource America, Inc. Class A.....................  44,043    386,698
*   Riverview Bancorp, Inc.............................   8,195     25,650
#   RLI Corp...........................................  58,368  2,431,611
    Rockville Financial, Inc...........................  71,407    948,285
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   8,910     13,098
    S&T Bancorp, Inc...................................  60,185  1,407,727
#*  Safeguard Scientifics, Inc.........................  49,475    906,877
    Safety Insurance Group, Inc........................  25,494  1,378,716

                                     1243

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Salisbury Bancorp, Inc.............................     276 $    7,416
    Sandy Spring Bancorp, Inc..........................  56,931  1,421,567
*   Seacoast Banking Corp. of Florida..................  12,278    136,900
*   Security National Financial Corp. Class A..........   2,873     12,928
    Selective Insurance Group, Inc.....................  81,070  1,906,766
*   Shore Bancshares, Inc..............................   6,047     57,265
    SI Financial Group, Inc............................  35,633    421,538
#*  Siebert Financial Corp.............................   7,500     22,050
    Sierra Bancorp.....................................  26,723    423,560
#   Simmons First National Corp. Class A...............  41,182  1,422,014
    Simplicity Bancorp, Inc............................  22,451    372,687
*   Southcoast Financial Corp..........................      82        496
o*  Southern Community Financial.......................  39,963      8,792
*   Southern First Bancshares, Inc.....................   3,235     42,993
    Southern Missouri Bancorp, Inc.....................     400     12,956
#   Southern National Bancorp of Virginia, Inc.........     342      3,488
#   Southside Bancshares, Inc..........................  47,386  1,262,837
    Southwest Bancorp, Inc.............................  39,688    692,556
    Southwest Georgia Financial Corp...................   1,439     16,620
#*  St Joe Co. (The)...................................  67,832  1,218,941
    StanCorp Financial Group, Inc......................  61,107  3,926,125
    State Auto Financial Corp..........................  41,730    800,381
    Sterling Bancorp................................... 153,794  1,937,804
#   Stewart Information Services Corp..................  40,101  1,303,684
*   Stifel Financial Corp..............................  65,436  2,954,435
*   Stratus Properties, Inc............................  14,485    251,604
*   Suffolk Bancorp....................................  21,930    422,810
    Summit State Bank..................................     800      8,600
#*  Sun Bancorp, Inc...................................  61,718    195,646
    Susquehanna Bancshares, Inc........................ 275,152  2,979,896
*   Sussex Bancorp.....................................   1,111      9,360
*   SWS Group, Inc.....................................  19,920    152,986
    SY Bancorp, Inc....................................  29,595    875,716
    Symetra Financial Corp.............................  94,360  1,806,994
    Synovus Financial Corp............................. 332,751  1,114,716
*   Taylor Capital Group, Inc..........................  42,994    960,056
#   TCF Financial Corp................................. 239,281  3,852,424
    Teche Holding Co...................................   2,950    221,103
*   Tejon Ranch Co.....................................  37,454  1,277,930
    Territorial Bancorp, Inc...........................  18,758    424,869
*   Texas Capital Bancshares, Inc......................  42,200  2,509,634
    TF Financial Corp..................................     840     25,620
    Timberland Bancorp, Inc............................   8,251     90,431
    Tompkins Financial Corp............................  26,611  1,248,056
    Tower Financial Corp...............................     382      8,925
#   Tower Group International, Ltd.....................   4,590     11,475
#   TowneBank..........................................  49,802    749,022
#*  Tree.com, Inc......................................  17,026    552,494
    Trico Bancshares...................................  33,546    830,599
#   TrustCo Bank Corp.................................. 211,333  1,380,004
#   Trustmark Corp..................................... 102,060  2,424,946
#   UMB Financial Corp.................................  43,855  2,600,163
#   Umpqua Holdings Corp............................... 179,522  3,152,406

                                     1244

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Financials -- (Continued)
*   Unico American Corp................................   4,300 $     55,986
    Union First Market Bankshares Corp.................  92,172    2,126,408
    United Bancshares, Inc.............................     110        1,702
#   United Bankshares, Inc.............................  49,844    1,489,837
*   United Community Banks, Inc........................  58,808      980,917
#*  United Community Financial Corp....................   8,561       30,220
    United Financial Bancorp, Inc......................  56,683    1,004,990
    United Fire Group, Inc.............................  37,365      937,861
*   United Security Bancshares.........................  41,305      206,112
    Unity Bancorp, Inc.................................   5,784       45,231
    Universal Insurance Holdings, Inc..................  95,055    1,059,863
    Univest Corp. of Pennsylvania......................  34,328      644,680
    Validus Holdings, Ltd..............................   8,280      297,418
*   Vantagesouth Bancshares, Inc.......................   1,047        6,010
    ViewPoint Financial Group, Inc.....................  81,712    2,011,749
*   Virginia Commerce Bancorp, Inc.....................  78,618    1,278,329
*   Virtus Investment Partners, Inc....................  11,398    2,077,399
    VSB Bancorp, Inc...................................     478        5,239
*   Walker & Dunlop, Inc...............................  22,138      310,818
    Washington Banking Co..............................  37,419      665,684
    Washington Federal, Inc............................ 150,620    3,295,566
    Washington Trust Bancorp, Inc......................  37,010    1,219,109
#*  Waterstone Financial, Inc..........................  82,975      876,211
    Wayne Savings Bancshares, Inc......................     132        1,476
    Webster Financial Corp............................. 144,207    4,375,240
    WesBanco, Inc......................................  63,066    1,801,165
    West Bancorporation, Inc...........................  41,614      615,471
#   Westamerica Bancorporation.........................  28,782    1,420,680
*   Western Alliance Bancorp........................... 158,880    3,562,090
    Westfield Financial, Inc...........................  63,564      474,187
#   Westwood Holdings Group, Inc.......................  14,454      826,335
    Wilshire Bancorp, Inc.............................. 187,313    1,865,637
    Wintrust Financial Corp............................  61,286    2,686,165
#*  World Acceptance Corp..............................  21,517    2,058,962
    WSFS Financial Corp................................   4,471      321,018
    WVS Financial Corp.................................     700        8,901
*   Yadkin Financial Corp..............................   1,616       30,219
*   ZipRealty, Inc.....................................  37,056      154,894
                                                                ------------
Total Financials.......................................          381,526,431
                                                                ------------
Health Care -- (8.1%)
#*  Abaxis, Inc........................................  20,277      773,973
#*  ABIOMED, Inc.......................................   7,874      216,456
*   Acadia Healthcare Co., Inc.........................     215       10,974
#*  Accuray, Inc....................................... 151,914    1,617,884
*   Acorda Therapeutics, Inc...........................  28,629      840,261
#*  Adcare Health Systems, Inc.........................   4,500       18,315
*   Addus HomeCare Corp................................  17,015      402,235
*   Affymetrix, Inc.................................... 186,852    1,754,540
#*  Air Methods Corp...................................  68,832    3,540,030
#*  Akorn, Inc.........................................  16,985      385,560
#*  Albany Molecular Research, Inc.....................  84,130      900,191
#*  Alere, Inc.........................................  47,991    1,818,859

                                     1245

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Align Technology, Inc..............................  22,750 $1,351,805
*   Alkermes P.L.C.....................................  67,005  3,261,803
*   Alliance HealthCare Services, Inc..................   8,528    244,754
*   Allied Healthcare Products, Inc....................   1,200      2,952
*   Allscripts Healthcare Solutions, Inc...............  70,110  1,161,022
*   Almost Family, Inc.................................  16,204    492,764
*   Alnylam Pharmaceuticals, Inc.......................   7,532    630,127
*   Alphatec Holdings, Inc............................. 138,871    301,350
*   AMAG Pharmaceuticals, Inc..........................  22,316    479,125
#*  Amedisys, Inc......................................  64,588    974,633
*   American Shared Hospital Services..................   2,300      6,647
*   AMN Healthcare Services, Inc.......................  90,520  1,367,757
*   Amsurg Corp........................................  43,508  1,816,459
#*  Anacor Pharmaceuticals, Inc........................   5,764    109,747
    Analogic Corp......................................  14,971  1,431,976
*   AngioDynamics, Inc.................................  56,468    898,406
*   Anika Therapeutics, Inc............................  38,035  1,265,424
#*  Ariad Pharmaceuticals, Inc.........................   4,237     31,311
*   Arqule, Inc........................................   6,727     15,405
#*  Arrhythmia Research Technology, Inc................   6,700     29,815
*   ArthroCare Corp....................................  26,067  1,182,920
*   AtriCure, Inc......................................   2,854     58,507
#   Atrion Corp........................................   3,399    908,145
*   Auxilium Pharmaceuticals, Inc......................      71      1,816
#*  Baxano Surgical, Inc...............................  35,116     44,949
#*  Bio-Reference Labs, Inc............................  30,365    816,515
*   BioScrip, Inc...................................... 141,445  1,203,697
*   Biota Pharmaceuticals, Inc.........................   7,449     37,320
*   BioTelemetry, Inc..................................  58,535    426,720
*   Bovie Medical Corp.................................  26,877     72,568
*   Cambrex Corp.......................................  72,842  1,367,244
    Cantel Medical Corp................................  83,217  2,637,979
#*  Capital Senior Living Corp.........................  75,382  1,693,834
*   CAS Medical Systems, Inc...........................   2,682      5,793
#*  Celldex Therapeutics, Inc.......................... 109,677  2,827,473
*   Centene Corp.......................................  23,191  1,405,375
#*  Cepheid, Inc.......................................   9,609    507,932
*   Charles River Laboratories International, Inc......  47,200  2,668,216
#   Chemed Corp........................................  23,330  1,841,204
#*  Chindex International, Inc.........................   4,479     73,724
#*  Codexis, Inc.......................................  17,017     31,992
*   Community Health Systems, Inc......................     963     39,878
#   Computer Programs & Systems, Inc...................  19,373  1,294,504
    CONMED Corp........................................  45,317  1,901,048
*   Corvel Corp........................................  44,234  2,094,922
*   Cross Country Healthcare, Inc......................  43,956    474,725
    CryoLife, Inc......................................  75,867    818,605
#*  Cubist Pharmaceuticals, Inc........................  13,789  1,007,838
#*  Cumberland Pharmaceuticals, Inc....................  43,160    202,852
#*  Cutera, Inc........................................  35,410    336,395
*   Cyberonics, Inc....................................  27,950  1,867,060
*   Cynosure, Inc. Class A.............................  33,388    895,800
    Daxor Corp.........................................   3,400     24,089

                                     1246

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
*   Depomed, Inc.......................................   6,035 $   72,420
    Digirad Corp.......................................  38,425    134,488
*   Emergent Biosolutions, Inc.........................  55,196  1,320,840
*   Emeritus Corp......................................  24,025    529,751
#*  Endocyte, Inc......................................   6,904     81,951
    Ensign Group, Inc. (The)...........................  37,116  1,555,903
*   Enzo Biochem, Inc..................................  71,883    201,991
    Enzon Pharmaceuticals, Inc.........................  94,337     84,903
*   Exactech, Inc......................................  29,065    647,568
#*  ExamWorks Group, Inc...............................  36,009  1,108,717
*   Five Star Quality Care, Inc........................  97,274    528,198
#*  Furiex Pharmaceuticals, Inc........................   8,889    412,094
*   Gentiva Health Services, Inc.......................  78,923    896,565
*   Greatbatch, Inc....................................  61,421  2,611,007
#*  GTx, Inc...........................................   1,899      3,437
#*  Haemonetics Corp...................................  50,318  1,906,549
*   Hanger, Inc........................................  36,103  1,220,642
*   Harvard Apparatus Regenerative Technology, Inc.....  17,118     70,013
*   Harvard Bioscience, Inc............................  68,472    302,646
*   Health Net, Inc....................................  96,107  3,160,959
    HealthSouth Corp...................................  17,975    559,382
*   HealthStream, Inc..................................  59,755  1,734,090
#*  Healthways, Inc....................................  87,189  1,334,864
*   Hi-Tech Pharmacal Co., Inc.........................  28,362  1,226,940
    Hill-Rom Holdings, Inc.............................  16,906    613,181
#*  HMS Holdings Corp..................................  25,746    592,930
#*  Horizon Pharma, Inc................................   3,626     35,752
*   ICU Medical, Inc...................................  20,292  1,309,037
#*  Idera Pharmaceuticals, Inc.........................  44,271    205,417
#*  Immunomedics, Inc..................................  14,131     68,535
*   Impax Laboratories, Inc............................  79,416  1,837,686
*   Incyte Corp., Ltd..................................  66,586  4,362,715
#*  Infinity Pharmaceuticals, Inc......................  30,717    394,713
#*  Insys Therapeutics, Inc............................     418     24,591
*   Integra LifeSciences Holdings Corp.................  23,477  1,090,741
    Invacare Corp......................................  58,743  1,185,434
*   IPC The Hospitalist Co., Inc.......................  13,010    694,474
*   Iridex Corp........................................   4,666     39,521
#*  Isis Pharmaceuticals, Inc..........................   5,421    276,796
*   Jazz Pharmaceuticals P.L.C.........................  39,116  5,932,333
    Kewaunee Scientific Corp...........................   2,000     33,200
    Kindred Healthcare, Inc............................ 105,628  2,000,594
    Landauer, Inc......................................  16,465    760,189
*   Lannett Co., Inc...................................  69,926  2,469,786
*   LCA-Vision, Inc....................................  31,653    133,576
    LeMaitre Vascular, Inc.............................  33,988    270,884
*   LHC Group, Inc.....................................  31,142    714,398
*   LifePoint Hospitals, Inc...........................  23,747  1,258,828
#*  Ligand Pharmaceuticals, Inc. Class B...............   1,303     80,708
#*  Luminex Corp.......................................   8,822    161,178
*   Magellan Health Services, Inc......................  41,048  2,455,902
#*  Masimo Corp........................................  20,762    607,289
#*  Mast Therapeutics, Inc.............................  12,782     11,133

                                     1247

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Health Care -- (Continued)
o*  Maxygen, Inc.......................................  59,556 $    1,787
*   MedAssets, Inc.....................................  52,261  1,151,832
o*  MedCath Corp.......................................  41,900     83,800
*   Medical Action Industries, Inc.....................  39,469    292,860
*   Medicines Co. (The)................................  98,973  3,440,302
#*  MediciNova, Inc....................................  10,669     24,645
*   Medidata Solutions, Inc............................  98,340  6,205,254
#   Meridian Bioscience, Inc...........................  10,343    235,614
*   Merit Medical Systems, Inc.........................  67,687    972,662
#*  Metabolix, Inc.....................................   1,305      1,866
*   Misonix, Inc.......................................   1,809      9,280
#*  Molina Healthcare, Inc.............................  68,436  2,463,696
*   Momenta Pharmaceuticals, Inc.......................   3,105     55,580
*   MWI Veterinary Supply, Inc.........................  14,870  2,769,686
#*  Myriad Genetics, Inc...............................  49,433  1,365,834
#*  Nanosphere, Inc....................................  12,478     26,329
    National Healthcare Corp...........................  22,690  1,179,880
*   National Research Corp. Class A....................  35,889    538,335
#   National Research Corp. Class B....................   5,881    233,240
*   Natus Medical, Inc.................................  81,179  2,101,724
*   Neogen Corp........................................  29,435  1,236,859
#*  NuVasive, Inc......................................  49,723  1,861,629
*   Omnicell, Inc......................................  93,919  2,424,989
#*  Opko Health, Inc................................... 219,971  1,744,370
#*  OraSure Technologies, Inc..........................  59,412    348,748
*   Orthofix International NV..........................  13,336    274,055
#   Owens & Minor, Inc.................................  39,814  1,379,157
#*  Pacific Biosciences of California, Inc.............  24,966    179,256
*   Pain Therapeutics, Inc.............................   6,359     26,453
*   PAREXEL International Corp.........................  70,045  3,418,896
*   PDI, Inc...........................................  33,451    193,681
#   PDL BioPharma, Inc................................. 150,411  1,368,740
#*  Pernix Therapeutics Holdings.......................   4,466     10,227
*   PharMerica Corp....................................  58,383  1,421,042
#*  PhotoMedex, Inc....................................   9,306    129,446
#   Pozen, Inc.........................................  68,619    537,973
*   Prestige Brands Holdings, Inc...................... 110,081  3,331,051
#*  Progenics Pharmaceuticals, Inc.....................  62,441    298,468
*   ProPhase Labs, Inc.................................  28,021     58,003
*   Providence Service Corp. (The).....................  33,131    874,327
#*  pSivida Corp.......................................  18,809     88,402
#   Quality Systems, Inc...............................  15,580    286,828
#   Questcor Pharmaceuticals, Inc......................  40,368  2,705,060
*   Quidel Corp........................................  57,258  1,692,547
*   RadNet, Inc........................................  72,814    137,618
#*  Repligen Corp......................................  80,227  1,241,914
*   Rigel Pharmaceuticals, Inc.........................  63,954    193,781
*   RTI Surgical, Inc.................................. 134,982    418,444
#*  Sagent Pharmaceuticals, Inc........................   1,833     34,699
#*  Sangamo Biosciences, Inc...........................   5,435    105,113
#*  Sciclone Pharmaceuticals, Inc...................... 141,394    664,552
    Select Medical Holdings Corp.......................  99,570  1,075,356
*   Skilled Healthcare Group, Inc. Class A.............  32,032    146,386

                                     1248

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
    Span-America Medical Systems, Inc..................   5,507 $    109,259
*   Special Diversified Opportunities, Inc.............  28,100       31,753
*   Spectranetics Corp.................................  34,956      909,555
#*  Spectrum Pharmaceuticals, Inc......................  68,193      573,503
*   Staar Surgical Co..................................  25,781      423,324
    STERIS Corp........................................  61,168    2,807,000
#*  Sucampo Pharmaceuticals, Inc. Class A..............  30,130      248,874
*   SunLink Health Systems, Inc........................   2,957        3,548
*   SurModics, Inc.....................................  42,438    1,034,638
*   Symmetry Medical, Inc..............................  86,602      841,771
#*  Targacept, Inc.....................................  16,973       74,851
*   Team Health Holdings, Inc..........................  30,007    1,295,102
*   Thoratec Corp......................................  52,325    1,828,236
*   Tornier NV.........................................  10,296      187,284
#*  Transcept Pharmaceuticals, Inc.....................  35,523      117,936
*   Triple-S Management Corp. Class B..................  38,768      691,621
    Universal American Corp............................ 131,219      925,094
    US Physical Therapy, Inc...........................  29,093      916,720
    Utah Medical Products, Inc.........................   8,858      471,246
*   Vascular Solutions, Inc............................  36,394      857,443
#*  VCA Antech, Inc....................................  94,753    3,026,411
#*  Vical, Inc.........................................  19,339       26,108
*   WellCare Health Plans, Inc.........................  34,000    2,213,740
    West Pharmaceutical Services, Inc..................  57,166    2,712,527
*   Wright Medical Group, Inc..........................  50,337    1,530,748
#*  XenoPort, Inc......................................   7,839       45,074
#*  Zalicus, Inc.......................................   9,774       14,368
                                                                ------------
Total Health Care......................................          187,231,648
                                                                ------------
Industrials -- (15.2%)
    AAON, Inc..........................................  68,067    2,018,867
    AAR Corp...........................................  61,984    1,651,874
    ABM Industries, Inc................................  63,860    1,702,508
#   Acacia Research Corp...............................  40,041      553,367
#*  ACCO Brands Corp...................................  79,395      461,285
#*  Accuride Corp......................................  32,708      124,617
    Aceto Corp.........................................  70,011    1,492,635
    Acme United Corp...................................   9,349      136,121
#   Acorn Energy, Inc..................................  40,406      140,209
    Actuant Corp. Class A..............................  61,276    2,096,865
*   Adept Technology, Inc..............................  19,544      337,525
#*  Advisory Board Co. (The)...........................  38,826    2,458,074
*   Aegion Corp........................................  73,517    1,508,569
*   AeroCentury Corp...................................   1,795       28,038
#*  Aerovironment, Inc.................................  56,051    1,671,441
*   Air Transport Services Group, Inc.................. 123,338      775,796
    Alamo Group, Inc...................................  27,291    1,370,554
    Alaska Air Group, Inc..............................  35,757    2,827,306
    Albany International Corp. Class A.................  34,982    1,209,328
    Allegiant Travel Co................................  21,587    1,965,928
    Alliant Techsystems, Inc...........................   9,545    1,371,616
o*  Allied Defense Group, Inc..........................   2,975          238
    Allied Motion Technologies, Inc....................   3,693       41,805

                                     1249

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   Altra Industrial Motion Corp.......................  65,956 $2,068,380
    AMERCO.............................................  25,259  5,625,937
#*  Ameresco, Inc. Class A.............................  40,441    398,748
#*  American Airlines Group, Inc....................... 133,986  4,495,230
#   American Railcar Industries, Inc...................  53,313  2,608,072
    American Science & Engineering, Inc................  14,218    972,369
#*  American Superconductor Corp.......................  47,654     71,481
#*  American Woodmark Corp.............................  33,651  1,181,487
    Ampco-Pittsburgh Corp..............................  18,240    324,854
*   AMREP Corp.........................................  14,154    101,909
    AO Smith Corp......................................  19,500    920,790
    Apogee Enterprises, Inc............................  71,177  2,405,783
    Applied Industrial Technologies, Inc...............  67,440  3,408,418
*   ARC Document Solutions, Inc........................  73,058    553,780
    Argan, Inc.........................................  25,660    729,001
#   Arkansas Best Corp.................................  53,407  1,831,326
#*  Arotech Corp.......................................  20,131     53,750
#*  Ascent Solar Technologies, Inc.....................   4,600      3,174
    Astec Industries, Inc..............................  26,906  1,000,903
*   Astronics Corp.....................................  24,715  1,497,111
*   Astronics Corp. Class B............................   4,827    289,958
*   Atlas Air Worldwide Holdings, Inc..................  31,014  1,095,725
*   Avalon Holdings Corp. Class A......................   1,400      7,700
*   Avis Budget Group, Inc............................. 130,275  4,912,670
    AZZ, Inc...........................................  35,425  1,481,119
    Baltic Trading, Ltd................................  18,889    109,367
    Barnes Group, Inc..................................  64,800  2,426,112
    Barrett Business Services, Inc.....................  23,882  1,872,588
#*  Beacon Roofing Supply, Inc.........................  53,562  2,024,108
*   Blount International, Inc..........................  38,965    499,531
*   BlueLinx Holdings, Inc.............................  74,358    118,229
    Brady Corp. Class A................................  40,712  1,113,880
*   Breeze-Eastern Corp................................  18,372    171,778
#   Briggs & Stratton Corp.............................  68,413  1,441,462
    Brink's Co. (The)..................................  21,195    670,610
#*  Builders FirstSource, Inc..........................  34,098    274,489
*   CAI International, Inc.............................  46,486    961,795
*   Casella Waste Systems, Inc. Class A................  36,688    188,209
#*  CBIZ, Inc.......................................... 113,445    975,627
    CDI Corp...........................................  42,663    730,391
    Ceco Environmental Corp............................  47,101    731,950
    Celadon Group, Inc.................................  55,816  1,159,856
#*  Cenveo, Inc........................................   6,574     21,826
#*  Chart Industries, Inc..............................  32,460  2,773,382
    Chicago Bridge & Iron Co. NV.......................   1,054     79,039
    Chicago Rivet & Machine Co.........................     300     12,495
    CIRCOR International, Inc..........................  24,116  1,736,834
    Coleman Cable, Inc.................................  23,824    625,142
#*  Colfax Corp........................................  27,255  1,642,114
*   Columbus McKinnon Corp.............................  44,708  1,105,182
    Comfort Systems USA, Inc...........................  83,240  1,418,410
*   Command Security Corp..............................  21,112     48,769
#*  Commercial Vehicle Group, Inc......................  52,094    416,752

                                     1250

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Compx International, Inc...........................   2,107 $   27,475
#   Con-way, Inc.......................................  44,238  1,701,836
*   Consolidated Graphics, Inc.........................  22,335  1,448,201
    Corporate Executive Board Co. (The)................  28,737  2,100,675
    Courier Corp.......................................  26,492    418,309
*   Covenant Transportation Group, Inc. Class A........  27,300    239,148
#*  CPI Aerostructures, Inc............................  17,295    239,536
*   CRA International, Inc.............................  22,109    416,976
    Cubic Corp.........................................  30,064  1,489,070
    Curtiss-Wright Corp................................  61,113  3,753,560
    Deluxe Corp........................................  48,653  2,362,103
#*  DigitalGlobe, Inc..................................  85,603  3,268,323
*   Dolan Co. (The)....................................  59,017     10,623
    Douglas Dynamics, Inc..............................  46,781    679,260
*   Ducommun, Inc......................................  25,784    734,844
*   DXP Enterprises, Inc...............................  31,485  3,023,819
*   Dycom Industries, Inc..............................  72,056  2,005,318
    Dynamic Materials Corp.............................  31,095    678,804
#*  Eagle Bulk Shipping, Inc...........................   1,851      7,108
    Eastern Co. (The)..................................   8,993    139,751
#*  Echo Global Logistics, Inc.........................  39,007    791,452
    Ecology and Environment, Inc. Class A..............     920     10,470
    EMCOR Group, Inc...................................  52,749  2,242,360
    Encore Wire Corp...................................  41,411  2,115,688
#*  Energy Recovery, Inc...............................  67,143    287,372
*   EnerNOC, Inc.......................................  75,507  1,691,357
#   EnerSys, Inc.......................................  63,999  4,355,772
*   Engility Holdings, Inc.............................   8,837    338,545
    Ennis, Inc.........................................  61,429    888,878
#*  EnPro Industries, Inc..............................  41,842  3,035,219
    ESCO Technologies, Inc.............................  27,940    975,106
    Espey Manufacturing & Electronics Corp.............   5,593    174,781
*   Esterline Technologies Corp........................  48,126  4,954,572
    Exelis, Inc........................................  55,832  1,093,749
    Exponent, Inc......................................  19,349  1,397,385
*   Federal Signal Corp................................ 148,867  1,834,041
*   Flow International Corp............................ 118,053    476,934
    Forward Air Corp...................................  24,189  1,077,378
*   Franklin Covey Co..................................  41,060    784,657
    Franklin Electric Co., Inc.........................  54,893  2,186,937
#   FreightCar America, Inc............................  24,724    568,158
#*  FTI Consulting, Inc................................  57,653  2,137,197
#*  Fuel Tech, Inc.....................................  42,845    283,634
*   Furmanite Corp.....................................  93,607  1,093,330
    G&K Services, Inc. Class A.........................  28,477  1,591,580
    GATX Corp..........................................  49,428  2,861,881
#*  Genco Shipping & Trading, Ltd......................  74,008    156,157
*   Gencor Industries, Inc.............................  10,941    100,220
#*  GenCorp, Inc.......................................  97,290  1,655,876
    Generac Holdings, Inc..............................  47,280  2,275,586
#   General Cable Corp.................................  62,794  1,791,513
*   Gibraltar Industries, Inc..........................  66,899  1,194,816
#   Global Power Equipment Group, Inc..................  30,265    539,020

                                     1251

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Goldfield Corp. (The)..............................  48,469 $   96,938
    Gorman-Rupp Co. (The)..............................  35,697  1,136,236
*   GP Strategies Corp.................................  44,206  1,226,716
#*  GrafTech International, Ltd........................  19,413    198,983
    Graham Corp........................................  20,339    726,306
    Granite Construction, Inc..........................  47,500  1,581,275
*   Great Lakes Dredge & Dock Corp..................... 146,186  1,100,781
*   Greenbrier Cos., Inc...............................  60,056  2,203,455
    Griffon Corp.......................................  91,355  1,147,419
*   H&E Equipment Services, Inc........................  76,817  2,326,019
    Hardinge, Inc......................................  28,725    395,543
    Harsco Corp........................................  48,484  1,231,009
#*  Hawaiian Holdings, Inc............................. 137,064  1,392,570
#   Healthcare Services Group, Inc.....................  25,427    689,835
#   Heartland Express, Inc.............................  60,467  1,273,435
#   HEICO Corp.........................................  24,786  1,319,111
    HEICO Corp. Class A................................  54,076  2,106,260
    Heidrick & Struggles International, Inc............  39,264    654,924
    Herman Miller, Inc.................................  54,309  1,522,281
#*  Hexcel Corp........................................   9,359    390,083
#*  Hill International, Inc............................  87,347    396,555
    HNI Corp...........................................  42,083  1,443,868
    Houston Wire & Cable Co............................  37,715    498,969
*   Hub Group, Inc. Class A............................  32,954  1,365,943
*   Hudson Global, Inc.................................  58,536    232,388
    Huntington Ingalls Industries, Inc.................  32,035  3,043,966
    Hurco Cos., Inc....................................  16,988    440,329
*   Huron Consulting Group, Inc........................  28,610  1,895,126
    Hyster-Yale Materials Handling, Inc................  17,600  1,509,376
*   ICF International, Inc.............................  44,438  1,495,783
*   II-VI, Inc.........................................  70,886  1,082,429
#*  InnerWorkings, Inc.................................  67,880    511,815
#*  Innovative Solutions & Support, Inc................  39,691    269,899
    Insperity, Inc.....................................  26,597    878,233
    Insteel Industries, Inc............................  33,274    619,895
*   Integrated Electrical Services, Inc................  16,819    102,596
    Interface, Inc..................................... 122,955  2,575,907
    International Shipholding Corp.....................  15,603    418,004
#   Intersections, Inc.................................  44,559    329,737
#*  JetBlue Airways Corp............................... 324,746  2,844,775
    John Bean Technologies Corp........................  57,696  1,781,076
    Kadant, Inc........................................  23,091    829,198
    Kaman Corp.........................................  36,740  1,424,042
    Kelly Services, Inc. Class A.......................  55,894  1,340,338
*   Key Technology, Inc................................  12,633    160,944
    Kforce, Inc........................................  80,120  1,452,576
    Kimball International, Inc. Class B................  69,308  1,030,610
#   Knight Transportation, Inc.........................  92,364  1,971,971
    Knoll, Inc.........................................  41,610    690,726
*   Korn/Ferry International...........................  66,149  1,551,856
#*  Kratos Defense & Security Solutions, Inc...........  69,327    501,234
    Landstar System, Inc...............................   1,773    101,841
*   Lawson Products, Inc...............................  19,640    279,281

                                     1252

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#*  Layne Christensen Co...............................  39,647 $  672,413
    LB Foster Co. Class A..............................  18,795    809,313
#   Lindsay Corp.......................................  14,054  1,194,590
#*  LMI Aerospace, Inc.................................  26,187    361,381
    LS Starrett Co. (The) Class A......................   6,375    102,000
    LSI Industries, Inc................................  55,807    471,011
*   Lydall, Inc........................................  40,300    712,101
*   Magnetek, Inc......................................   1,607     39,821
#   Manitowoc Co., Inc. (The).......................... 108,200  3,078,290
    Marten Transport, Ltd..............................  79,047  1,507,426
#*  MasTec, Inc........................................  89,929  3,232,048
    Matson, Inc........................................  36,714    878,566
    McGrath RentCorp...................................  31,476  1,152,651
*   Meritor, Inc....................................... 135,485  1,487,625
*   Metalico, Inc......................................  74,863    135,502
*   Mfri, Inc..........................................  15,568    226,047
*   Middleby Corp......................................  16,509  4,070,789
    Miller Industries, Inc.............................  27,120    497,381
    Mine Safety Appliances Co..........................  39,512  1,990,615
*   Mistras Group, Inc.................................  34,379    803,093
*   Mobile Mini, Inc...................................  63,983  2,474,223
*   Moog, Inc. Class A.................................  29,290  1,759,157
*   Moog, Inc. Class B.................................     488     29,387
    Mueller Industries, Inc............................  43,197  2,688,581
    Mueller Water Products, Inc. Class A............... 214,157  1,858,883
    Multi-Color Corp...................................  32,495  1,168,520
*   MYR Group, Inc.....................................  49,036  1,229,333
*   National Presto Industries, Inc....................   9,465    720,192
*   Navigant Consulting, Inc...........................  64,937  1,140,943
#*  Navistar International Corp........................  17,917    552,202
*   NCI Building Systems, Inc..........................  17,046    314,328
#   NL Industries, Inc................................. 130,038  1,435,620
    NN, Inc............................................  44,380    785,082
*   Northwest Pipe Co..................................  21,592    757,447
#*  Ocean Power Technologies, Inc......................  15,330     35,566
#   Omega Flex, Inc....................................  20,621    411,595
*   On Assignment, Inc................................. 101,799  3,021,394
*   Orbital Sciences Corp..............................  60,072  1,468,760
*   Orion Energy Systems, Inc..........................  49,736    327,760
*   Orion Marine Group, Inc............................  41,795    468,104
*   Pacer International, Inc...........................  88,548    780,108
*   PAM Transportation Services, Inc...................  20,605    407,979
*   Park-Ohio Holdings Corp............................  31,470  1,504,266
*   Patrick Industries, Inc............................  23,275    837,900
#*  Patriot Transportation Holding, Inc................  15,659    571,240
*   Pendrell Corp......................................  77,457    113,087
*   PGT, Inc........................................... 114,940  1,227,559
*   Pike Corp..........................................  82,016    864,449
#*  PMFG, Inc..........................................  16,058    119,953
    Powell Industries, Inc.............................  27,801  1,707,259
*   PowerSecure International, Inc.....................  53,079  1,024,425
    Preformed Line Products Co.........................   6,300    425,124
    Primoris Services Corp.............................  46,962  1,491,983

                                     1253

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   Providence and Worcester Railroad Co...............   1,886 $   35,362
    Quad/Graphics, Inc.................................  12,491    286,419
*   Quality Distribution, Inc..........................  55,291    760,251
    Quanex Building Products Corp......................  55,605  1,053,715
#   Raven Industries, Inc..............................  25,464    953,627
*   RBC Bearings, Inc..................................  24,372  1,580,280
*   RCM Technologies, Inc..............................  21,213    142,763
*   Republic Airways Holdings, Inc..................... 122,600  1,202,706
    Resources Connection, Inc..........................  91,168  1,228,945
#*  Rexnord Corp.......................................     418     10,860
*   Roadrunner Transportation Systems, Inc.............  49,060  1,287,825
*   RPX Corp...........................................  20,897    338,949
    RR Donnelley & Sons Co.............................  23,900    441,433
*   Rush Enterprises, Inc. Class A.....................  44,304  1,224,563
*   Rush Enterprises, Inc. Class B.....................  18,930    443,530
*   Saia, Inc..........................................  61,297  2,063,257
    Schawk, Inc........................................  56,309    680,213
    Servotronics, Inc..................................   4,083     32,337
    SIFCO Industries, Inc..............................  12,202    362,765
    Simpson Manufacturing Co., Inc.....................  55,959  1,824,263
    SkyWest, Inc.......................................  60,966    793,168
*   SL Industries, Inc.................................  14,437    375,651
*   SP Plus Corp.......................................  28,849    728,726
*   Sparton Corp.......................................  25,636    714,475
*   Spirit Airlines, Inc...............................   9,093    426,462
#*  Standard Register Co. (The)........................   9,323     65,354
    Standex International Corp.........................  32,398  1,842,798
    Steelcase, Inc. Class A............................ 164,056  2,423,107
*   Sterling Construction Co., Inc.....................  29,272    316,723
    Sun Hydraulics Corp................................  36,421  1,331,188
*   Supreme Industries, Inc. Class A...................   6,592     45,748
#*  Swift Transportation Co............................  91,199  1,988,138
    Sypris Solutions, Inc..............................  25,625     76,619
    TAL International Group, Inc.......................  39,709  1,708,678
*   Taser International, Inc........................... 117,616  1,888,913
#*  Team, Inc..........................................  41,375  1,751,404
#*  Tecumseh Products Co. Class A......................  16,716    140,414
*   Tecumseh Products Co. Class B......................   2,206     18,354
*   Teledyne Technologies, Inc.........................  14,770  1,356,920
#   Tennant Co.........................................  16,581  1,063,340
#*  Tetra Tech, Inc....................................  61,747  1,822,154
#   Textainer Group Holdings, Ltd......................  44,841  1,627,280
*   Thermon Group Holdings, Inc........................  14,952    404,900
    Titan International, Inc...........................  69,401  1,163,161
#*  Titan Machinery, Inc...............................  46,619    759,890
    Toro Co. (The).....................................   7,915    501,494
*   TRC Cos., Inc......................................  47,541    322,803
#*  Trex Co., Inc......................................  26,108  1,836,176
*   Trimas Corp........................................  57,015  1,984,122
    Triumph Group, Inc.................................  39,894  2,729,547
*   TrueBlue, Inc......................................  72,527  1,779,087
*   Tufco Technologies, Inc............................   1,800     10,908
*   Tutor Perini Corp..................................  61,176  1,382,578

                                     1254

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
    Twin Disc, Inc.....................................  24,798 $    584,489
*   Ultralife Corp.....................................  41,641      173,227
    UniFirst Corp......................................  18,768    1,985,654
#*  United Rentals, Inc................................  20,900    1,691,646
#   United Stationers, Inc.............................  55,448    2,297,211
    Universal Forest Products, Inc.....................  26,813    1,409,023
*   Universal Security Instruments, Inc................   1,120        5,230
    Universal Truckload Services, Inc..................  29,988      869,952
    US Ecology, Inc....................................  40,838    1,460,367
#*  USA Truck, Inc.....................................  25,619      377,880
#   UTi Worldwide, Inc.................................  82,976    1,299,404
*   Versar, Inc........................................  22,996      112,450
    Viad Corp..........................................  45,475    1,195,538
*   Vicor Corp.........................................  34,425      355,610
*   Virco Manufacturing Corp...........................  16,500       43,890
    VSE Corp...........................................   7,747      341,720
*   Wabash National Corp...............................  54,172      742,698
#   Watsco, Inc. Class B...............................   1,348      128,249
    Watts Water Technologies, Inc. Class A.............  40,117    2,247,354
#   Werner Enterprises, Inc............................  72,299    1,884,112
*   Wesco Aircraft Holdings, Inc.......................  12,006      268,334
*   Willdan Group, Inc.................................   3,099       14,658
*   Willis Lease Finance Corp..........................  11,622      196,760
    Woodward, Inc......................................  10,773      461,623
*   Xerium Technologies, Inc...........................   2,317       38,833
#*  XPO Logistics, Inc.................................  44,890    1,118,659
                                                                ------------
Total Industrials......................................          348,614,979
                                                                ------------
Information Technology -- (14.6%)
#*  3D Systems Corp....................................     392       30,470
*   Accelrys, Inc...................................... 131,486    1,654,094
*   ACI Worldwide, Inc.................................  31,439    1,905,518
*   Actuate Corp....................................... 114,315      868,794
*   Acxiom Corp........................................  84,993    3,056,348
*   ADDvantage Technologies Group, Inc.................  13,988       46,021
#   ADTRAN, Inc........................................  20,994      533,038
*   Advanced Energy Industries, Inc....................  84,045    2,294,428
    Advent Software, Inc...............................  55,065    1,809,436
*   Aeroflex Holding Corp..............................  37,444      257,989
#*  Aetrium, Inc.......................................   1,957       12,094
*   Agilysys, Inc......................................  36,856      482,814
*   Alpha & Omega Semiconductor, Ltd...................  10,275       74,597
    American Software, Inc. Class A....................  55,346      557,888
#*  Amkor Technology, Inc.............................. 133,735      708,795
*   Amtech Systems, Inc................................  20,021      193,603
#*  ANADIGICS, Inc..................................... 143,376      282,451
*   Anaren, Inc........................................  33,884      947,058
    Anixter International, Inc.........................  27,653    2,425,721
*   AOL, Inc...........................................  69,740    3,213,619
#*  Applied Micro Circuits Corp........................ 103,070    1,041,007
*   ARRIS Group, Inc................................... 170,706    4,421,285
*   Aspen Technology, Inc..............................  18,271      832,609
    Astro-Med, Inc.....................................   5,157       70,084

                                     1255

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- ----------
Information Technology -- (Continued)
*    ATMI, Inc..........................................  47,820 $1,323,658
#*   AVG Technologies NV................................   8,505    141,098
*    Aviat Networks, Inc................................  79,456    150,966
*    Avid Technology, Inc...............................  74,541    517,315
     AVX Corp...........................................   7,337     94,794
#*   Aware, Inc.........................................  31,813    206,784
*    Axcelis Technologies, Inc.......................... 142,092    343,863
*    AXT, Inc...........................................  90,440    220,674
#    Badger Meter, Inc..................................  31,786  1,619,179
#*   Bankrate, Inc......................................  20,749    344,226
     Bel Fuse, Inc. Class A.............................   4,111     77,287
     Bel Fuse, Inc. Class B.............................  22,450    430,366
     Belden, Inc........................................  32,392  2,096,086
*    Benchmark Electronics, Inc.........................  66,556  1,512,818
     Black Box Corp.....................................  33,789    926,156
#    Blackbaud, Inc.....................................  36,113  1,244,454
*    Blucora, Inc.......................................  98,115  2,512,725
#    Booz Allen Hamilton Holding Corp...................  37,228    680,528
#*   Bottomline Technologies de, Inc....................  37,887  1,311,648
*    BroadVision, Inc...................................  10,395    119,750
     Brooks Automation, Inc.............................  99,979  1,014,787
*    Bsquare Corp.......................................  21,382     75,051
*    BTU International, Inc.............................  20,546     59,994
*    Cabot Microelectronics Corp........................  26,550  1,070,496
#*   CACI International, Inc. Class A...................  38,019  2,814,166
*    CalAmp Corp........................................  79,314  2,338,177
*    Calix, Inc......................................... 100,628    797,980
*    Cardtronics, Inc...................................  50,333  1,938,827
*    Cascade Microtech, Inc.............................  23,422    241,247
#    Cass Information Systems, Inc......................  23,268  1,259,264
*    Ceva, Inc..........................................  37,919    659,411
*    Checkpoint Systems, Inc............................  64,922    866,059
*    ChyronHego Corp....................................   1,300      3,653
*    CIBER, Inc......................................... 145,554    564,750
#*   Ciena Corp......................................... 112,710  2,629,524
*    Cinedigm Corp...................................... 135,677    358,187
#*   Cirrus Logic, Inc.................................. 109,053  1,909,518
*    Clearfield, Inc....................................  30,926    771,604
*    Cognex Corp........................................  79,688  3,143,692
*    Coherent, Inc......................................  24,131  1,612,916
     Cohu, Inc..........................................  54,623    565,894
o#*  Commerce One LLC...................................   1,966         --
     Communications Systems, Inc........................  22,540    268,902
*    CommVault Systems, Inc.............................   2,352    162,453
     Computer Task Group, Inc...........................  45,193    730,319
     Compuware Corp.....................................  57,557    583,628
*    comScore, Inc......................................  11,035    302,469
     Comtech Telecommunications Corp....................  31,096    945,940
*    Comverse, Inc......................................  15,531    559,737
     Concurrent Computer Corp...........................  22,603    191,673
*    Constant Contact, Inc..............................  18,326    494,985
     Convergys Corp..................................... 170,395  3,470,946
*    Conversant, Inc....................................  93,902  2,018,893

                                     1256

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   CoreLogic, Inc.....................................  78,619 $2,504,015
*   CoStar Group, Inc..................................  31,675  5,449,367
#*  Cray, Inc..........................................  93,041  2,743,779
#*  Crexendo, Inc......................................   6,053     18,613
    CSG Systems International, Inc.....................  71,089  2,129,826
    CSP, Inc...........................................   1,770     14,426
    CTS Corp...........................................  68,434  1,279,031
*   CyberOptics Corp...................................  22,727    156,816
    Daktronics, Inc....................................  87,162  1,273,437
#*  Datalink Corp......................................  46,119    670,109
#*  Dataram Corp.......................................   2,522      6,406
*   Dealertrack Technologies, Inc......................  46,820  2,184,153
#*  Demand Media, Inc..................................  27,534    158,871
#*  Dice Holdings, Inc................................. 130,262    911,834
#   Diebold, Inc.......................................  37,200  1,249,548
*   Digi International, Inc............................  57,051    587,625
    Digimarc Corp......................................  17,348    634,590
*   Digital River, Inc.................................  47,802    840,359
*   Diodes, Inc........................................  42,504    973,767
*   Dot Hill Systems Corp..............................  99,183    484,013
*   DSP Group, Inc.....................................  50,499    452,471
*   DTS, Inc...........................................  39,711    823,209
#   EarthLink Holdings Corp............................ 102,590    445,241
#   Ebix, Inc..........................................  42,888    582,419
*   Edgewater Technology, Inc..........................  10,739     57,561
    Electro Rent Corp..................................  56,344    947,706
    Electro Scientific Industries, Inc.................  58,639    635,647
*   Electronics for Imaging, Inc.......................  66,627  2,822,986
#*  Ellie Mae, Inc.....................................  18,874    492,611
#*  eMagin Corp........................................  28,111     83,209
#*  Emcore Corp........................................  40,797    198,681
*   Emulex Corp........................................ 153,826  1,132,159
*   Entegris, Inc......................................  97,311  1,023,712
*   Entropic Communications, Inc....................... 160,198    668,026
*   Envestnet, Inc.....................................  21,270    909,292
*   EPAM Systems, Inc..................................   2,384     97,506
    EPIQ Systems, Inc..................................  71,634  1,028,664
*   ePlus, Inc.........................................  19,530  1,053,448
*   Euronet Worldwide, Inc.............................  56,870  2,437,448
*   Exar Corp.......................................... 114,576  1,261,482
*   ExlService Holdings, Inc...........................  35,150    884,022
*   Extreme Networks................................... 222,850  1,631,262
*   Fabrinet...........................................  36,502    674,192
    Fair Isaac Corp....................................  47,990  2,608,736
#*  Fairchild Semiconductor International, Inc......... 159,859  2,039,801
*   FalconStor Software, Inc...........................   4,800      7,200
*   FARO Technologies, Inc.............................  32,318  1,671,487
    FEI Co.............................................  43,300  4,058,076
*   Finisar Corp.......................................  89,658  2,125,791
*   FormFactor, Inc.................................... 110,489    711,549
    Forrester Research, Inc............................  37,402  1,404,071
*   Frequency Electronics, Inc.........................  19,508    235,852
*   GigOptix, Inc......................................     700      1,078

                                     1257

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TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   Global Cash Access Holdings, Inc................... 164,108 $1,391,636
*   GSE Systems, Inc...................................  33,450     58,538
*   GSI Group, Inc.....................................  65,199    703,497
*   GSI Technology, Inc................................  61,196    407,565
#*  GT Advanced Technologies, Inc......................  57,131    586,735
#*  Guidance Software, Inc.............................  14,495    156,401
    Hackett Group, Inc. (The)..........................  96,523    569,486
*   Harmonic, Inc...................................... 175,941  1,154,173
#   Heartland Payment Systems, Inc.....................  41,232  1,777,512
*   Higher One Holdings, Inc...........................   9,439     73,247
*   Hittite Microwave Corp.............................  17,786  1,020,027
*   Hutchinson Technology, Inc.........................  57,215    217,417
*   ID Systems, Inc....................................  23,495    142,145
*   Identive Group, Inc................................  91,169     89,254
*   IEC Electronics Corp...............................  23,686     93,560
*   iGATE Corp.........................................  90,377  3,050,224
*   Imation Corp.......................................  30,981    149,019
*   Immersion Corp.....................................  32,739    383,046
#*  Infinera Corp......................................  75,164    655,430
*   Innodata, Inc......................................  59,616    172,290
*   Inphi Corp.........................................  31,556    362,263
*   Insight Enterprises, Inc...........................  59,890  1,263,679
*   Integrated Device Technology, Inc.................. 216,250  2,086,812
*   Integrated Silicon Solution, Inc...................  66,179    778,927
*   Intellicheck Mobilisa, Inc.........................  40,531     19,658
*   Interactive Intelligence Group, Inc................  23,823  1,809,119
#   InterDigital, Inc..................................   6,002    172,557
*   Internap Network Services Corp..................... 132,556  1,080,331
*   International Rectifier Corp....................... 110,063  2,862,739
*   Interphase Corp....................................  15,755     62,075
#   Intersil Corp. Class A............................. 206,754  2,344,590
*   Intevac, Inc.......................................  40,992    304,161
*   IntraLinks Holdings, Inc...........................  30,203    319,548
*   IntriCon Corp......................................  16,201     72,418
#*  IPG Photonics Corp.................................   3,925    262,465
*   Iteris, Inc........................................  58,990    133,317
#*  Itron, Inc.........................................  38,870  1,569,571
*   Ixia...............................................  83,339  1,065,906
    IXYS Corp..........................................  70,033    888,719
#   j2 Global, Inc.....................................  47,078  2,134,987
*   Kemet Corp.........................................  59,055    325,984
*   Key Tronic Corp....................................  30,100    316,050
#*  Kopin Corp......................................... 145,834    560,003
*   Kulicke & Soffa Industries, Inc.................... 117,585  1,368,689
*   KVH Industries, Inc................................  36,615    482,586
*   Lattice Semiconductor Corp......................... 253,404  1,464,675
#   Lexmark International, Inc. Class A................  64,485  2,527,167
*   LGL Group, Inc. (The)..............................   5,074     29,023
*   Limelight Networks, Inc............................ 204,762    391,095
*   Lionbridge Technologies, Inc.......................  72,914    401,027
#*  Liquidity Services, Inc............................  43,203  1,026,935
    Littelfuse, Inc....................................  28,600  2,559,700
#*  LogMeIn, Inc.......................................   1,186     40,277

                                     1258

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   LoJack Corp........................................  42,858 $  169,718
*   LTX-Credence Corp..................................  96,198    822,493
*   Magnachip Semiconductor Corp.......................  91,798  1,451,326
*   Manhattan Associates, Inc..........................  91,413  3,082,446
#   ManTech International Corp. Class A................  16,430    478,113
    Marchex, Inc. Class B..............................  53,747    503,072
#*  Mattersight Corp...................................  13,991     80,588
*   Mattson Technology, Inc............................ 115,818    343,979
    MAXIMUS, Inc.......................................  64,564  2,735,577
*   MaxLinear, Inc. Class A............................  18,491    189,718
#*  Maxwell Technologies, Inc..........................  36,206    295,441
*   Measurement Specialties, Inc.......................  36,932  2,037,538
    Mentor Graphics Corp............................... 201,941  4,200,373
*   Mercury Systems, Inc...............................  55,881    597,927
#   Mesa Laboratories, Inc.............................   6,745    541,421
    Methode Electronics, Inc...........................  89,235  3,003,650
    Micrel, Inc........................................  99,082    988,838
*   Microsemi Corp.....................................  87,226  2,044,577
    MKS Instruments, Inc...............................  64,787  1,952,032
    MOCON, Inc.........................................  11,568    197,928
*   ModusLink Global Solutions, Inc....................  84,702    436,215
*   MoneyGram International, Inc.......................  10,639    196,821
*   Monolithic Power Systems, Inc......................  67,412  2,203,698
    Monotype Imaging Holdings, Inc.....................  71,866  2,096,331
*   Monster Worldwide, Inc.............................  56,927    348,393
#*  MoSys, Inc.........................................  68,560    344,171
*   Move, Inc.......................................... 102,427  1,448,318
#   MTS Systems Corp...................................  19,647  1,381,774
*   Multi-Fineline Electronix, Inc.....................  36,866    508,751
#*  Nanometrics, Inc...................................  50,029    847,491
#*  NAPCO Security Technologies, Inc...................  40,293    293,736
*   NCI, Inc. Class A..................................  13,413     89,196
#*  NeoPhotonics Corp..................................   3,100     22,754
#*  NETGEAR, Inc.......................................  41,819  1,334,444
#*  Netlist, Inc.......................................  48,220     74,741
*   Netscout Systems, Inc..............................  64,833  2,289,902
*   Newport Corp.......................................  69,913  1,268,222
    NIC, Inc...........................................  23,313    506,825
*   Novatel Wireless, Inc..............................  73,082    195,129
#*  Numerex Corp. Class A..............................  34,182    456,330
*   Oclaro, Inc........................................  44,433    118,636
*   OmniVision Technologies, Inc.......................  89,415  1,376,097
#*  Onvia, Inc.........................................   3,803     19,395
#*  OpenTable, Inc.....................................   7,812    588,087
*   Oplink Communications, Inc.........................  48,674    824,051
    Optical Cable Corp.................................  17,561     68,839
*   OSI Systems, Inc...................................  29,110  1,686,342
#*  Pandora Media, Inc.................................  58,392  2,106,199
*   PAR Technology Corp................................  32,181    174,099
    Park Electrochemical Corp..........................  33,564  1,012,626
    PC Connection, Inc.................................  61,775  1,263,916
    PC-Tel, Inc........................................  39,723    326,126
*   PCM, Inc...........................................  28,324    283,240

                                     1259

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   PDF Solutions, Inc.................................  50,849 $1,205,121
    Pegasystems, Inc...................................   3,181    144,545
    Perceptron, Inc....................................  24,048    370,580
*   Perficient, Inc....................................  83,237  1,708,856
*   Performance Technologies, Inc......................  25,604     95,247
*   Pericom Semiconductor Corp.........................  55,754    461,643
*   Photronics, Inc.................................... 150,307  1,247,548
#*  Pixelworks, Inc....................................  21,395    116,389
*   Planar Systems, Inc................................  29,908     75,069
    Plantronics, Inc...................................  41,400  1,777,302
*   Plexus Corp........................................  46,550  1,820,105
*   PLX Technology, Inc................................  25,471    154,100
*   PMC - Sierra, Inc.................................. 258,477  1,693,024
*   Polycom, Inc....................................... 112,835  1,346,122
    Power Integrations, Inc............................  32,553  1,928,114
*   PRGX Global, Inc...................................  59,283    394,825
#*  Procera Networks, Inc..............................  19,180    221,721
*   Progress Software Corp.............................  77,464  1,872,305
*   PROS Holdings, Inc.................................   6,560    249,346
    QAD, Inc. Class A..................................  24,504    445,728
    QAD, Inc. Class B..................................   6,515    106,227
#*  QLIK Technologies, Inc.............................   9,777    264,175
*   QLogic Corp........................................ 119,882  1,387,035
*   Qualstar Corp......................................  12,400     14,756
*   QuinStreet, Inc....................................  11,713     96,867
*   Qumu Corp..........................................  21,930    330,485
*   Radisys Corp.......................................  48,523    137,320
*   Rambus, Inc........................................  64,861    577,912
*   RealD, Inc.........................................   9,865     88,292
*   RealNetworks, Inc..................................  69,142    503,354
#*  Reis, Inc..........................................  15,451    275,028
*   Relm Wireless Corp.................................  29,676     99,711
#*  Remark Media, Inc..................................  14,739     74,137
*   Responsys, Inc.....................................  36,388    982,840
    RF Industries, Ltd.................................   7,282     48,207
*   RF Micro Devices, Inc.............................. 279,572  1,490,119
    Richardson Electronics, Ltd........................  30,460    351,204
*   Riverbed Technology, Inc...........................  59,203  1,167,483
*   Rofin-Sinar Technologies, Inc......................  36,445    841,879
*   Rogers Corp........................................  24,439  1,483,447
*   Rosetta Stone, Inc.................................  44,961    498,168
*   Rovi Corp..........................................  65,626  1,391,927
#*  Rubicon Technology, Inc............................  44,265    485,587
#*  Rudolph Technologies, Inc..........................  78,100    858,319
*   Saba Software, Inc.................................   8,099    105,287
*   Sanmina Corp....................................... 135,567  2,266,680
*   Sapient Corp....................................... 141,511  2,268,421
*   ScanSource, Inc....................................  31,009  1,164,078
*   Seachange International, Inc.......................  75,765    906,149
*   Selectica, Inc.....................................   1,042      7,294
*   Semtech Corp.......................................  65,709  1,498,822
*   ServiceSource International, Inc...................  22,437    179,047
*   Sevcon, Inc........................................   4,832     36,288

                                     1260

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   ShoreTel, Inc......................................  94,678 $  729,021
*   Sigma Designs, Inc.................................  50,803    238,266
#*  Silicon Graphics International Corp................  38,705    503,552
*   Silicon Image, Inc................................. 204,281  1,141,931
#*  Silicon Laboratories, Inc..........................  26,414  1,247,797
#*  Smith Micro Software, Inc..........................  56,638     90,621
*   SMTC Corp..........................................  10,494     22,667
*   Sonus Networks, Inc................................ 334,388  1,003,164
*   Spansion, Inc. Class A.............................  33,519    502,785
#*  Spark Networks, Inc................................  17,370     99,530
#*  Speed Commerce, Inc................................  73,810    295,240
*   SS&C Technologies Holdings, Inc....................  31,641  1,228,304
*   Stamps.com, Inc....................................  40,911  1,614,348
*   StarTek, Inc.......................................  25,558    162,804
#*  Stratasys, Ltd.....................................  11,636  1,402,836
#*  SunPower Corp......................................  20,122    651,148
*   Super Micro Computer, Inc..........................  52,225  1,073,746
*   Supertex, Inc......................................  26,988    720,580
*   support.com, Inc................................... 114,161    308,235
*   Sykes Enterprises, Inc.............................  51,985  1,089,606
#*  Synaptics, Inc.....................................  30,717  1,792,644
#*  Synchronoss Technologies, Inc......................  17,173    457,832
*   SYNNEX Corp........................................  63,951  3,590,849
#*  Take-Two Interactive Software, Inc.................  86,971  1,668,104
*   Tech Data Corp.....................................  34,004  1,833,496
*   TeleCommunication Systems, Inc. Class A............ 114,939    260,912
*   Telenav, Inc.......................................  58,543    380,529
#*  TeleTech Holdings, Inc.............................  62,869  1,371,802
    Tessco Technologies, Inc...........................  19,593    652,251
    Tessera Technologies, Inc..........................  67,342  1,336,739
*   TheStreet, Inc.....................................  73,298    199,371
    Transact Technologies, Inc.........................  21,556    256,085
#*  Travelzoo, Inc.....................................   4,818    107,345
*   Trio Tech International............................     400      1,272
*   TriQuint Semiconductor, Inc........................ 253,709  2,105,785
#*  Trulia, Inc........................................      18        622
*   TSR, Inc...........................................     300        897
*   TTM Technologies, Inc..............................  87,565    701,396
*   Tyler Technologies, Inc............................  34,175  3,603,754
*   Ultimate Software Group, Inc.......................   2,656    433,539
*   Ultra Clean Holdings...............................  37,965    433,940
#*  Ultratech, Inc.....................................  36,610    926,233
*   Unisys Corp........................................  54,218  1,858,051
    United Online, Inc.................................  31,842    385,607
#*  USA Technologies, Inc..............................  42,977     93,690
*   UTStarcom Holdings Corp............................  25,752     69,273
#*  Veeco Instruments, Inc.............................  44,977  1,709,576
*   Verint Systems, Inc................................  43,373  1,970,869
#*  ViaSat, Inc........................................  25,352  1,508,698
#*  Viasystems Group, Inc..............................  29,280    382,397
*   Vicon Industries, Inc..............................  12,267     50,295
*   Video Display Corp.................................  29,556    112,017
*   Virtusa Corp.......................................  62,617  2,146,511

                                     1261

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
#*  Vishay Intertechnology, Inc........................ 228,809 $  3,107,226
*   Vishay Precision Group, Inc........................  22,019      313,551
#*  VistaPrint NV......................................  35,640    1,742,083
#*  Vocus, Inc.........................................   7,642       93,385
    Wayside Technology Group, Inc......................  12,677      178,872
*   Web.com Group, Inc.................................  46,419    1,568,962
#*  WebMD Health Corp..................................  18,247      874,031
*   Westell Technologies, Inc. Class A................. 119,124      446,715
*   WEX, Inc...........................................   4,310      354,972
*   XO Group, Inc......................................  64,966      788,038
    Xyratex, Ltd.......................................  65,899      870,526
*   Zebra Technologies Corp. Class A...................  42,492    2,335,360
*   Zix Corp........................................... 122,482      549,944
*   Zygo Corp..........................................  44,558      625,149
*   Zynga, Inc. Class A................................ 596,255    2,623,522
                                                                ------------
Total Information Technology...........................          335,657,496
                                                                ------------
Materials -- (4.5%)
    A Schulman, Inc....................................  39,305    1,335,191
#*  AEP Industries, Inc................................  15,313      674,385
#*  AM Castle & Co.....................................  44,037      604,188
    AMCOL International Corp...........................  33,527    1,142,265
*   American Pacific Corp..............................  17,735      823,436
    American Vanguard Corp.............................  64,951    1,509,461
*   Arabian American Development Co....................  15,657      178,490
    Axiall Corp........................................  31,063    1,239,414
    Balchem Corp.......................................  26,831    1,462,826
    Cabot Corp.........................................   4,508      219,404
*   Calgon Carbon Corp.................................  57,003    1,157,731
#   Carpenter Technology Corp..........................  22,096    1,283,999
*   Century Aluminum Co................................ 128,557    1,500,260
    Chase Corp.........................................  19,295      610,108
*   Chemtura Corp......................................  65,682    1,647,305
*   Clearwater Paper Corp..............................  22,117    1,259,563
*   Coeur Mining, Inc..................................  27,200      276,080
    Commercial Metals Co............................... 167,177    3,186,394
#*  Contango ORE, Inc..................................   2,399       26,389
*   Continental Materials Corp.........................   1,135       24,584
*   Core Molding Technologies, Inc.....................  24,525      300,431
    Deltic Timber Corp.................................  10,217      657,055
    Eagle Materials, Inc...............................  34,510    2,717,662
*   Ferro Corp.........................................  72,842      916,352
#*  Flotek Industries, Inc.............................  43,975      945,902
    Friedman Industries, Inc...........................  15,233      126,891
#   FutureFuel Corp....................................  34,595      565,974
#*  General Moly, Inc.................................. 194,739      251,213
    Globe Specialty Metals, Inc........................  44,567      779,031
*   Graphic Packaging Holding Co....................... 274,844    2,611,018
    Greif, Inc. Class A................................   9,980      505,287
    Hawkins, Inc.......................................  22,677      798,457
    Haynes International, Inc..........................  22,213    1,135,973
    HB Fuller Co.......................................  58,358    2,718,316
#*  Headwaters, Inc.................................... 115,736    1,286,984

                                     1262

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
#   Hecla Mining Co....................................     518 $    1,570
#*  Horsehead Holding Corp.............................  89,222  1,366,881
    Innophos Holdings, Inc.............................  31,295  1,460,538
    Innospec, Inc......................................  34,589  1,481,793
#   Kaiser Aluminum Corp...............................  24,077  1,680,815
*   KapStone Paper and Packaging Corp.................. 152,404  4,262,740
    KMG Chemicals, Inc.................................  27,369    428,599
    Koppers Holdings, Inc..............................  16,148    637,846
*   Kraton Performance Polymers, Inc...................  25,135    628,626
*   Landec Corp........................................  62,597    672,918
*   Louisiana-Pacific Corp............................. 183,497  3,216,702
*   LSB Industries, Inc................................  32,790  1,085,677
    Materion Corp......................................  42,709  1,134,778
#*  McEwen Mining, Inc.................................  53,411    138,869
#*  Mercer International, Inc..........................  90,527    845,522
    Minerals Technologies, Inc.........................  44,730  2,311,646
#*  Mines Management, Inc..............................  23,303     17,943
    Myers Industries, Inc..............................  89,037  1,705,059
    Neenah Paper, Inc..................................  39,603  1,720,354
#   NewMarket Corp.....................................   4,561  1,527,296
    Noranda Aluminum Holding Corp......................  34,639    112,923
*   Northern Technologies International Corp...........   7,993    147,231
#   Olin Corp..........................................  95,706  2,460,601
#   Olympic Steel, Inc.................................  24,946    690,755
*   OM Group, Inc......................................  39,000  1,261,260
*   OMNOVA Solutions, Inc..............................  96,462    872,016
*   Penford Corp.......................................  25,828    319,751
    PH Glatfelter Co...................................  71,213  2,206,891
    PolyOne Corp....................................... 131,230  4,666,539
    Quaker Chemical Corp...............................  33,824  2,337,577
*   Resolute Forest Products, Inc......................  12,487    240,999
*   RTI International Metals, Inc......................  40,049  1,246,325
#   Schnitzer Steel Industries, Inc. Class A...........  34,430    909,641
    Schweitzer-Mauduit International, Inc..............  49,148  2,267,197
*   Senomyx, Inc.......................................     600      4,764
    Sensient Technologies Corp.........................  41,327  2,021,717
    Stepan Co..........................................  23,206  1,471,028
*   Stillwater Mining Co...............................  97,521  1,222,913
*   SunCoke Energy, Inc................................  44,714    991,757
#   Synalloy Corp......................................  15,685    239,824
*   Texas Industries, Inc..............................  44,165  3,322,091
    Tredegar Corp......................................  30,500    756,095
    Tronox, Ltd. Class A...............................   6,889    151,282
*   United States Lime & Minerals, Inc.................  12,780    697,149
*   Universal Stainless & Alloy Products, Inc..........  17,848    566,496
    Wausau Paper Corp.................................. 129,988  1,775,636
    Westlake Chemical Corp.............................  18,968  2,305,371
    Worthington Industries, Inc........................  82,330  3,337,658
    Zep, Inc...........................................  46,908    752,404

                                     1263

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
Materials -- (Continued)
*    Zoltek Cos., Inc...................................  74,271 $  1,240,326
                                                                 ------------
Total Materials.........................................          103,400,408
                                                                 ------------
Other -- (0.0%)
o*   Allen Organ Co. Escrow Shares......................     700           --
o#*  Gerber Scientific, Inc. Escrow Shares..............  58,381           --
o*   Petrocorp, Inc. Escrow Shares......................   5,200           --
o#*  Trius Therapeutics, Inc. Contingent Value Rights...   6,973           --
                                                                 ------------
Total Other.............................................                   --
                                                                 ------------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)..............................   2,790       93,409
     Parkway Properties, Inc............................  36,988      656,167
                                                                 ------------
Total Real Estate Investment Trusts.....................              749,576
                                                                 ------------
Telecommunication Services -- (0.7%)
*    8x8, Inc...........................................  64,747      656,535
#*   Alaska Communications Systems Group, Inc...........  42,815       93,337
#    Alteva.............................................   6,834       57,064
     Atlantic Tele-Network, Inc.........................  26,846    1,563,779
*    Boingo Wireless, Inc...............................   6,442       38,974
*    Cbeyond, Inc.......................................  33,970      246,622
*    Cincinnati Bell, Inc............................... 245,250      848,565
     Cogent Communications Group, Inc...................   7,527      311,392
     Consolidated Communications Holdings, Inc..........  56,694    1,110,069
*    General Communication, Inc. Class A................  92,715      902,117
#*   Hawaiian Telcom Holdco, Inc........................   3,202       86,902
     HickoryTech Corp...................................  34,398      492,235
     IDT Corp. Class B..................................  53,817      914,889
     Inteliquent, Inc...................................  86,522    1,003,655
#*   Iridium Communications, Inc........................ 112,323      712,128
     Lumos Networks Corp................................  25,986      493,994
#    NTELOS Holdings Corp...............................  25,251      414,369
*    ORBCOMM, Inc.......................................  95,669      660,116
*    Premiere Global Services, Inc...................... 122,592    1,336,253
     PTGi Holding, Inc..................................   7,442       27,336
#    Shenandoah Telecommunications Co...................  37,763      947,851
#*   Straight Path Communications, Inc. Class B.........  21,984      181,148
     USA Mobility, Inc..................................  49,865      711,075
*    Vonage Holdings Corp............................... 314,095    1,447,978
                                                                 ------------
Total Telecommunication Services........................           15,258,383
                                                                 ------------
Utilities -- (2.0%)
     ALLETE, Inc........................................  49,687    2,483,356
     American States Water Co...........................  41,734    1,185,246
#    Artesian Resources Corp. Class A...................  17,365      390,886
#    Avista Corp........................................  74,437    2,146,019
     Black Hills Corp...................................  62,287    3,415,196
#*   Cadiz, Inc.........................................   1,246        9,457
     California Water Service Group.....................  55,595    1,294,808
     Chesapeake Utilities Corp..........................  22,105    1,300,879
     Cleco Corp.........................................  10,981      536,532

                                     1264

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
#    Connecticut Water Service, Inc..................     20,421 $      688,188
#    Consolidated Water Co., Ltd.....................     22,624        290,945
#    Delta Natural Gas Co., Inc......................     17,638        367,223
#*   Dynegy, Inc.....................................     10,994        223,838
     El Paso Electric Co.............................     49,500      1,803,285
     Empire District Electric Co. (The)..............     47,790      1,096,780
#    Gas Natural, Inc................................     18,750        171,938
*    Genie Energy, Ltd. Class B......................     44,919        449,190
#    Hawaiian Electric Industries, Inc...............     11,907        309,820
#    IDACORP, Inc....................................     34,680      1,828,676
     Laclede Group, Inc. (The).......................     31,945      1,465,956
#    MGE Energy, Inc.................................     27,351      1,557,366
     Middlesex Water Co..............................     34,446        685,475
     New Jersey Resources Corp.......................     44,664      2,036,678
#    Northwest Natural Gas Co........................     22,506        935,349
#    NorthWestern Corp...............................     47,686      2,155,884
#    Ormat Technologies, Inc.........................     24,410        601,707
#    Otter Tail Corp.................................     41,113      1,144,586
     PNM Resources, Inc..............................     99,752      2,458,887
     Portland General Electric Co....................     13,115        395,811
     RGC Resources, Inc..............................     13,188        248,989
     SJW Corp........................................     41,520      1,187,887
#    South Jersey Industries, Inc....................     35,408      1,888,663
     Southwest Gas Corp..............................     37,282      2,003,162
#    UIL Holdings Corp...............................     49,500      1,914,165
     Unitil Corp.....................................     30,882        940,048
#    UNS Energy Corp.................................     42,765      2,560,768
     WGL Holdings, Inc...............................     36,505      1,379,159
     York Water Co...................................     25,979        529,192
                                                                 --------------
Total Utilities......................................                46,081,994
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,915,918,392
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
o*   Capital Bank Corp. Contingent Value Rights......      3,283             --
o*   Community Health Systems, Inc. Rights 01/04/16..     13,875            555
o*   LGL Group Inc (The) Warrants 08/06/18...........     25,370          1,782
o#*  Magnum Hunter Resources Corp. Warrants 04/15/16.     20,175             --
o*   Tejon Ranch Co. Warrants 08/31/16...............      5,443         22,044
TOTAL RIGHTS/WARRANTS                                                    24,381
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
     State Street Institutional Liquid Reserves,
       0.060%........................................ 13,340,058     13,340,058
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (16.1%)
(S)@ DFA Short Term Investment Fund.................. 32,034,064    370,634,116
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,426,907,149)^^            $2,299,916,947
                                                                 ==============

                                     1265

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  313,321,816 $     47,106   --    $  313,368,922
   Consumer Staples..............     77,341,574           --   --        77,341,574
   Energy........................    106,686,981           --   --       106,686,981
   Financials....................    381,517,639        8,792   --       381,526,431
   Health Care...................    187,146,061       85,587   --       187,231,648
   Industrials...................    348,614,741          238   --       348,614,979
   Information Technology........    335,657,496           --   --       335,657,496
   Materials.....................    103,400,408           --   --       103,400,408
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        749,576           --   --           749,576
   Telecommunication Services....     15,258,383           --   --        15,258,383
   Utilities.....................     46,081,994           --   --        46,081,994
Rights/Warrants..................             --       24,381   --            24,381
Temporary Cash Investments.......     13,340,058           --   --        13,340,058
Securities Lending Collateral....             --  370,634,116   --       370,634,116
                                  -------------- ------------   --    --------------
TOTAL............................ $1,929,116,727 $370,800,220   --    $2,299,916,947
                                  ============== ============   ==    ==============

                                     1266

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (12.8%)
*   1-800-Flowers.com, Inc. Class A....................  19,117 $   96,350
#   Aaron's, Inc.......................................  51,310  1,379,726
#   Abercrombie & Fitch Co. Class A....................  43,637  1,543,877
    Advance Auto Parts, Inc............................   3,500    401,835
#*  Aeropostale, Inc...................................  55,059    388,166
    AH Belo Corp. Class A..............................  11,610     92,764
    Allison Transmission Holdings, Inc.................  59,303  1,703,775
*   Amazon.com, Inc....................................  14,300  5,129,267
    Ambassadors Group, Inc.............................   9,192     45,684
*   AMC Networks, Inc. Class A.........................  16,215  1,044,895
    AMCON Distributing Co..............................     116      9,860
*   America's Car-Mart, Inc............................   6,200    239,010
#*  American Axle & Manufacturing Holdings, Inc........  32,062    596,994
#   American Eagle Outfitters, Inc..................... 115,622  1,564,366
#*  American Public Education, Inc.....................  12,750    539,707
*   ANN, Inc...........................................  30,722    993,549
*   Apollo Education Group, Inc. Class A...............  61,082  1,972,338
    Arctic Cat, Inc....................................   9,368    396,641
    Ark Restaurants Corp...............................   2,015     43,907
*   Asbury Automotive Group, Inc.......................  21,801  1,025,083
*   Ascena Retail Group, Inc...........................  99,092  1,858,966
*   Ascent Capital Group, Inc. Class A.................   8,599    615,258
#   Autoliv, Inc.......................................  19,907  1,804,968
#*  AutoNation, Inc....................................  47,039  2,323,256
*   AutoZone, Inc......................................   2,600  1,287,156
*   Ballantyne Strong, Inc.............................   7,721     36,752
#*  Bally Technologies, Inc............................  18,899  1,385,675
*   Barnes & Noble, Inc................................  41,372    557,695
    Bassett Furniture Industries, Inc..................   6,115     86,222
    Beasley Broadcasting Group, Inc. Class A...........   2,443     22,329
#*  Beazer Homes USA, Inc..............................   9,480    213,395
#   bebe stores, Inc...................................  55,179    274,240
*   Bed Bath & Beyond, Inc.............................  22,200  1,417,470
    Best Buy Co., Inc.................................. 102,354  2,409,413
    Big 5 Sporting Goods Corp..........................  15,059    258,412
#*  Big Lots, Inc......................................  40,885  1,095,309
*   Biglari Holdings, Inc..............................   1,275    557,124
#*  BJ's Restaurants, Inc..............................  19,664    557,671
#*  Blue Nile, Inc.....................................   2,200     94,732
#   Blyth, Inc.........................................  10,298     96,595
    Bob Evans Farms, Inc...............................  19,700    989,925
#*  Body Central Corp..................................   5,492     18,783
#   Bon-Ton Stores, Inc. (The).........................   9,305    100,029
*   Books-A-Million, Inc...............................   7,576     17,501
#   BorgWarner, Inc....................................  42,214  2,266,892
    Bowl America, Inc. Class A.........................   1,280     18,682
#*  Boyd Gaming Corp...................................  35,300    372,768
*   Bravo Brio Restaurant Group, Inc...................  13,934    208,174
#*  Bridgepoint Education, Inc.........................  28,872    501,795
    Brinker International, Inc.........................  28,231  1,365,251
    Brown Shoe Co., Inc................................  31,203    738,887

                                     1267

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Brunswick Corp.....................................  10,869 $   450,629
#   Buckle, Inc. (The).................................  14,000     620,480
#*  Buffalo Wild Wings, Inc............................   9,647   1,368,523
*   Build-A-Bear Workshop, Inc.........................  11,127      97,139
#*  Cabela's, Inc......................................  43,917   2,936,291
#   Cablevision Systems Corp. Class A..................  55,454     889,482
*   Cache, Inc.........................................   9,167      46,385
#*  Caesars Acquisition Co. Class A....................  53,883     712,872
#*  Caesars Entertainment Corp.........................  58,373   1,284,790
#   Callaway Golf Co...................................  50,560     413,075
*   Cambium Learning Group, Inc........................  38,040      72,276
*   Canterbury Park Holding Corp.......................     200       2,242
    Capella Education Co...............................   8,870     553,399
*   Career Education Corp..............................  48,566     264,199
#*  CarMax, Inc........................................  52,548   2,370,440
*   Carmike Cinemas, Inc...............................  16,639     451,083
#   Carnival Corp...................................... 118,459   4,642,408
#   Carriage Services, Inc.............................  10,721     229,429
*   Carrols Restaurant Group, Inc......................  14,565      88,701
    Carter's, Inc......................................  32,552   2,189,122
    Cato Corp. (The) Class A...........................  19,051     532,666
*   Cavco Industries, Inc..............................   5,352     418,098
    CBS Corp. Class A..................................   7,638     448,121
    CBS Corp. Class B.................................. 191,185  11,226,383
    CEC Entertainment, Inc.............................  11,973     646,063
#*  Central European Media Enterprises, Ltd.
      Class A..........................................   1,600       4,752
#*  Charles & Colvard, Ltd.............................  12,152      47,636
#*  Charter Communications, Inc. Class A...............   5,215     714,455
    Cheesecake Factory, Inc. (The).....................  39,455   1,757,326
    Cherokee, Inc......................................   2,045      27,996
    Chico's FAS, Inc................................... 101,085   1,678,011
*   Children's Place Retail Stores, Inc. (The).........  16,085     847,197
*   Chipotle Mexican Grill, Inc........................   5,000   2,759,800
#   Choice Hotels International, Inc...................  18,102     878,490
*   Christopher & Banks Corp...........................  18,597     132,783
    Churchill Downs, Inc...............................  11,840   1,055,062
    Cinemark Holdings, Inc.............................  67,507   1,978,630
*   Citi Trends, Inc...................................  10,014     160,224
    Clear Channel Outdoor Holdings, Inc. Class A.......  22,155     209,365
#   Coach, Inc.........................................  15,500     742,295
*   Cobra Electronics Corp.............................   2,859       9,263
#*  Coldwater Creek, Inc...............................   5,123       4,508
#   Collectors Universe, Inc...........................   4,045      80,860
#   Columbia Sportswear Co.............................  22,014   1,636,741
    Comcast Corp. Class A.............................. 456,217  24,841,016
    Comcast Corp. Special Class A...................... 154,874   8,107,654
#*  Conn's, Inc........................................  23,510   1,427,292
#   Cooper Tire & Rubber Co............................  43,496   1,017,806
    Core-Mark Holding Co., Inc.........................   7,842     593,247
#*  Corinthian Colleges, Inc...........................  51,768      76,099
*   Costa, Inc.........................................   2,732      58,711
    Cracker Barrel Old Country Store, Inc..............  12,694   1,256,833
*   Crocs, Inc.........................................  61,812     948,814

                                     1268

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CONTINUED


                                                         SHARES    VALUE+
                                                         ------- ----------
Consumer Discretionary -- (Continued)
#*   Crown Media Holdings, Inc. Class A.................   2,100 $    6,426
     CSS Industries, Inc................................     200      5,360
#    CST Brands, Inc....................................  21,019    671,137
     CTC Media, Inc..................................... 104,371  1,196,092
     Culp, Inc..........................................   7,429    150,140
*    Cumulus Media, Inc. Class A........................  53,897    360,571
#    Dana Holding Corp..................................  94,093  1,780,240
#    Darden Restaurants, Inc............................  22,928  1,133,560
#*   Deckers Outdoor Corp...............................  24,392  1,901,356
#*   dELiA*s, Inc.......................................   3,569      2,641
     Delphi Automotive P.L.C............................   1,741    106,009
*    Delta Apparel, Inc.................................   6,071     98,229
     Destination Maternity Corp.........................   9,223    247,453
*    Destination XL Group, Inc..........................  35,319    190,016
#    DeVry Education Group, Inc.........................  40,839  1,475,921
*    DGSE Cos., Inc.....................................   2,601      5,410
     Dick's Sporting Goods, Inc.........................  14,942    784,455
*    Digital Generation, Inc............................  19,309    260,671
     Dillard's, Inc. Class A............................  39,857  3,479,516
     DineEquity, Inc....................................  13,201  1,027,170
*    DIRECTV............................................  57,283  3,977,159
*    Discovery Communications, Inc. Class A.............  21,350  1,703,303
*    Discovery Communications, Inc. Class B.............   1,077     86,467
*    Discovery Communications, Inc. Class C.............  22,783  1,679,563
*    DISH Network Corp. Class A.........................  13,800    778,044
*    Dixie Group, Inc. (The)............................   3,261     45,067
*    Dollar General Corp................................  17,616    992,133
*    Dollar Tree, Inc...................................  30,600  1,545,912
     Domino's Pizza, Inc................................  24,441  1,725,779
*    Dorman Products, Inc...............................  22,606  1,179,129
*    Dover Downs Gaming & Entertainment, Inc............   8,312     13,133
#    DR Horton, Inc..................................... 187,710  4,407,431
#*   DreamWorks Animation SKG, Inc. Class A.............  53,577  1,807,688
     Drew Industries, Inc...............................  16,094    773,960
     DSW, Inc. Class A..................................  33,114  1,246,742
#    Dunkin' Brands Group, Inc..........................  13,448    625,735
#*   Education Management Corp..........................  28,756    199,279
     Educational Development Corp.......................   1,000      3,580
     Einstein Noah Restaurant Group, Inc................  10,689    163,114
*    Emerson Radio Corp.................................  11,467     24,998
*    Emmis Communications Corp. Class A.................   4,200     12,453
#*   Empire Resorts, Inc................................     840      5,090
#*   Entercom Communications Corp. Class A..............  14,466    136,414
*    Entertainment Gaming Asia, Inc.....................     991      1,159
     Entravision Communications Corp. Class A...........  26,167    157,787
     Escalade, Inc......................................   5,585     66,406
#    Ethan Allen Interiors, Inc.........................  19,917    502,705
#*   Ever-Glory International Group, Inc................     945      4,867
*    EW Scripps Co. Class A.............................  30,612    563,567
     Expedia, Inc.......................................  11,934    775,471
*    Express, Inc.......................................  30,887    534,963
o#*  FAB Universal Corp.................................  10,974     33,690
*    Family Dollar Stores, Inc..........................  13,459    832,035

                                     1269

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
*   Famous Dave's Of America, Inc......................   4,600 $   77,326
#*  Federal-Mogul Corp.................................  56,680  1,013,438
*   Fiesta Restaurant Group, Inc.......................  13,204    567,376
*   Fifth & Pacific Cos., Inc..........................  31,778    912,029
    Finish Line, Inc. (The) Class A....................  35,607    913,320
    Flexsteel Industries, Inc..........................   1,903     58,669
    Foot Locker, Inc................................... 105,409  4,068,787
    Ford Motor Co...................................... 327,501  4,899,415
*   Fossil Group, Inc..................................  12,354  1,381,548
    Fred's, Inc. Class A...............................  23,700    414,276
    Frisch's Restaurants, Inc..........................   2,647     66,704
*   FTD Cos., Inc......................................  13,052    404,612
*   Fuel Systems Solutions, Inc........................  13,533    166,321
#*  Full House Resorts, Inc............................   5,091     12,371
#*  G-III Apparel Group, Ltd...........................  14,776  1,033,877
*   Gaiam, Inc. Class A................................   9,924     67,384
#   GameStop Corp. Class A.............................  87,958  3,084,687
#*  Gaming Partners International Corp.................   3,430     28,023
    Gannett Co., Inc................................... 152,595  4,200,940
    Gap, Inc. (The)....................................  94,475  3,597,608
#   Garmin, Ltd........................................  56,321  2,537,261
*   Geeknet, Inc.......................................   3,343     59,472
*   General Motors Co.................................. 151,101  5,451,724
*   Genesco, Inc.......................................  16,655  1,169,514
    Gentex Corp........................................  74,326  2,407,419
*   Gentherm, Inc......................................  24,227    617,304
#   Genuine Parts Co...................................  30,256  2,488,556
#   Goodyear Tire & Rubber Co. (The)...................  45,600  1,078,896
    Gordmans Stores, Inc...............................   4,712     34,021
    Graham Holdings Co. Class B........................   4,575  2,864,224
*   Grand Canyon Education, Inc........................  21,184    928,283
*   Gray Television, Inc...............................  36,725    417,930
*   Gray Television, Inc. Class A......................   2,300     21,367
#   Group 1 Automotive, Inc............................  17,276  1,056,082
#*  Groupon, Inc.......................................  11,275    117,936
#   Guess?, Inc........................................  51,018  1,431,055
    H&R Block, Inc.....................................  22,900    696,160
*   Hallwood Group, Inc. (The).........................     242      2,378
    Hanesbrands, Inc...................................  17,637  1,254,696
    Harley-Davidson, Inc...............................  33,100  2,041,939
#   Harman International Industries, Inc...............  43,515  4,500,756
    Harte-Hanks, Inc...................................  38,047    260,622
#   Hasbro, Inc........................................  10,470    514,286
    Haverty Furniture Cos., Inc........................  14,219    395,573
    Haverty Furniture Cos., Inc. Class A...............     717     20,119
*   Helen of Troy, Ltd.................................  22,083  1,215,448
#*  hhgregg, Inc.......................................  20,538    169,644
#*  Hibbett Sports, Inc................................  12,374    742,564
    Hillenbrand, Inc...................................  44,731  1,210,868
*   Hollywood Media Corp...............................   3,306      4,661
    Home Depot, Inc. (The)............................. 110,670  8,504,989
    Hooker Furniture Corp..............................   6,263     94,884
#*  Hovnanian Enterprises, Inc. Class A................  14,667     88,442

                                     1270

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
    HSN, Inc...........................................  25,360 $1,388,967
#*  Hyatt Hotels Corp. Class A.........................  10,629    507,960
*   Iconix Brand Group, Inc............................  47,177  1,754,984
    International Game Technology......................  67,629    975,886
    International Speedway Corp. Class A...............  18,292    614,062
    Interpublic Group of Cos., Inc. (The).............. 130,592  2,131,261
    Interval Leisure Group, Inc........................  37,962  1,002,197
#*  iRobot Corp........................................  20,396    720,795
*   Isle of Capri Casinos, Inc.........................  16,560    158,314
#*  ITT Educational Services, Inc......................   3,700    108,780
*   Jack in the Box, Inc...............................  29,314  1,482,409
#   JAKKS Pacific, Inc.................................  11,057     63,688
*   Jarden Corp........................................  56,010  3,385,804
#*  JC Penney Co., Inc.................................  86,773    513,696
#   John Wiley & Sons, Inc. Class A....................  27,670  1,498,054
    John Wiley & Sons, Inc. Class B....................   2,517    135,994
    Johnson Controls, Inc.............................. 122,657  5,656,941
    Johnson Outdoors, Inc. Class A.....................   3,145     74,757
    Jones Group, Inc. (The)............................  54,253    800,232
#*  Jos A Bank Clothiers, Inc..........................  18,600  1,045,692
*   Journal Communications, Inc. Class A...............  30,219    240,845
*   K12, Inc...........................................  20,425    448,329
#   KB Home............................................  49,212    951,760
*   Kid Brands, Inc....................................  10,879     10,444
*   Kirkland's, Inc....................................  12,017    226,280
#   Kohl's Corp........................................  54,760  2,772,499
*   Kona Grill, Inc....................................   4,914     77,199
#   Koss Corp..........................................   2,055     11,981
#*  Krispy Kreme Doughnuts, Inc........................  41,725    719,756
    L Brands, Inc......................................  54,920  2,875,611
    La-Z-Boy, Inc......................................  38,537  1,037,416
*   Lakeland Industries, Inc...........................   2,263     14,823
*   Lamar Advertising Co. Class A......................  32,452  1,579,114
    Las Vegas Sands Corp...............................  31,071  2,377,553
#*  LeapFrog Enterprises, Inc..........................  37,280    265,434
    Lear Corp..........................................  25,594  1,851,214
*   Learning Tree International, Inc...................   7,899     26,462
#   Leggett & Platt, Inc...............................  86,310  2,591,026
#   Lennar Corp. Class A...............................  96,883  3,890,821
    Lennar Corp. Class B...............................  14,859    486,484
*   Libbey, Inc........................................   9,302    200,365
*   Liberty Global P.L.C. Class A......................  19,217  1,536,015
*   Liberty Global P.L.C. Class B......................     121      9,742
*   Liberty Global P.L.C. Series C.....................  21,830  1,731,774
*   Liberty Interactive Corp. Class A.................. 226,805  6,057,962
*   Liberty Interactive Corp. Class B..................   1,100     30,421
*   Liberty Media Corp. Class A........................  59,392  7,815,393
*   Liberty Media Corp. Class B........................     581     76,654
*   Liberty Ventures Series A..........................  21,237  2,463,492
*   Liberty Ventures Series B..........................      55      6,397
#*  Life Time Fitness, Inc.............................  29,350  1,208,046
    Lifetime Brands, Inc...............................   6,949    107,154
*   LIN Media LLC Class A..............................  19,894    491,581

                                     1271

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Lincoln Educational Services Corp..................  11,973 $    52,322
    Lions Gate Entertainment Corp......................   8,465     273,673
    Lithia Motors, Inc. Class A........................  16,513     929,517
*   Live Nation Entertainment, Inc..................... 131,406   2,795,006
*   LKQ Corp........................................... 117,166   3,171,684
*   Loral Space & Communications, Inc..................  12,243     910,267
    Lowe's Cos., Inc................................... 255,861  11,843,806
*   Luby's, Inc........................................  15,643     102,149
#*  Lululemon Athletica, Inc...........................   5,900     269,571
#*  Lumber Liquidators Holdings, Inc...................  14,465   1,287,240
*   M/I Homes, Inc.....................................  15,344     377,309
    Macy's, Inc........................................ 138,411   7,363,465
*   Madison Square Garden Co. (The) Class A............  45,325   2,630,210
    Marcus Corp. (The).................................  12,065     157,569
    Marine Products Corp...............................  19,424     155,586
*   MarineMax, Inc.....................................  16,534     243,876
    Marriott International, Inc. Class A...............  21,551   1,062,464
*   Marriott Vacations Worldwide Corp..................   3,919     187,642
#*  Martha Stewart Living Omnimedia Class A............  22,939      91,527
    Mattel, Inc........................................  42,182   1,596,167
#   Matthews International Corp. Class A...............  18,123     770,590
*   Mattress Firm Holding Corp.........................     256      10,419
#*  McClatchy Co. (The) Class A........................  37,927     172,947
    McDonald's Corp....................................  30,686   2,889,701
#   MDC Holdings, Inc..................................  33,631   1,038,862
#*  Media General, Inc. Class A........................  10,569     188,445
    Men's Wearhouse, Inc. (The)........................  33,995   1,633,120
    Meredith Corp......................................  23,856   1,092,128
*   Meritage Homes Corp................................  25,113   1,219,738
*   MGM Resorts International.......................... 212,611   5,179,204
*   Modine Manufacturing Co............................  34,073     446,356
*   Mohawk Industries, Inc.............................  40,793   5,799,949
*   Monarch Casino & Resort, Inc.......................  11,770     226,808
#   Monro Muffler Brake, Inc...........................  17,643     979,363
    Morningstar, Inc...................................   5,726     442,047
*   Motorcar Parts of America, Inc.....................   7,897     158,967
    Movado Group, Inc..................................  13,455     507,926
*   MTR Gaming Group, Inc..............................  11,998      61,790
*   Multimedia Games Holding Co., Inc..................  18,101     574,888
*   Murphy USA, Inc....................................  28,279   1,095,528
    NACCO Industries, Inc. Class A.....................   4,440     262,138
*   Nathan's Famous, Inc...............................   2,894     141,603
    National CineMedia, Inc............................  28,104     524,983
*   Nautilus, Inc......................................  19,578     166,805
*   Netflix, Inc.......................................   9,300   3,806,769
*   New York & Co., Inc................................  46,014     208,443
#   New York Times Co. (The) Class A................... 107,766   1,523,811
    Newell Rubbermaid, Inc.............................  73,006   2,255,885
*   News Corp. Class A................................. 100,666   1,606,629
#*  News Corp. Class B.................................  33,381     521,077
    Nexstar Broadcasting Group, Inc. Class A...........  10,952     526,244
    NIKE, Inc. Class B.................................  38,660   2,816,381
*   Nobility Homes, Inc................................   1,152      10,656

                                     1272

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Consumer Discretionary -- (Continued)
#   Nordstrom, Inc.....................................  15,830 $  909,433
    Nutrisystem, Inc...................................  12,467    177,281
*   NVR, Inc...........................................   2,277  2,626,315
*   O'Reilly Automotive, Inc...........................  38,194  5,002,650
*   Office Depot, Inc.................................. 340,644  1,665,749
*   Omnicom Group, Inc.................................  23,600  1,712,888
*   Orbitz Worldwide, Inc..............................  39,493    284,350
*   Orient-Express Hotels, Ltd. Class A................  66,013    934,744
#*  Outerwall, Inc.....................................  20,048  1,289,287
#*  Overstock.com, Inc.................................   6,747    142,092
    Oxford Industries, Inc.............................  10,139    765,190
*   Pacific Sunwear of California, Inc.................  18,409     53,018
#*  Panera Bread Co. Class A...........................   4,600    777,722
    Papa John's International, Inc.....................  24,626  1,185,249
#*  Penn National Gaming, Inc..........................  55,512    651,156
    Penske Automotive Group, Inc.......................  62,637  2,687,754
*   Pep Boys-Manny, Moe & Jack (The)...................  35,528    424,204
*   Perfumania Holdings, Inc...........................   1,922     12,378
*   Perry Ellis International, Inc.....................  10,487    164,331
#   PetMed Express, Inc................................  13,560    179,399
#   PetSmart, Inc......................................  15,192    957,096
    Pier 1 Imports, Inc................................  56,100  1,072,071
*   Pinnacle Entertainment, Inc........................  34,461    752,973
#   Polaris Industries, Inc............................  10,800  1,352,160
#   Pool Corp..........................................  23,478  1,272,038
*   Popeyes Louisiana Kitchen, Inc.....................   9,402    378,430
*   priceline.com, Inc.................................   3,200  3,663,648
    PulteGroup, Inc.................................... 244,547  4,969,195
    PVH Corp...........................................  35,211  4,255,954
#*  Quiksilver, Inc.................................... 116,388    820,535
#*  Radio One, Inc. Class D............................     841      4,626
#*  RadioShack Corp....................................   6,000     14,400
    Ralph Lauren Corp..................................   9,100  1,427,699
*   Reading International, Inc. Class A................   4,671     34,752
*   Red Lion Hotels Corp...............................  10,267     59,549
*   Red Robin Gourmet Burgers, Inc.....................  10,187    656,348
#   Regal Entertainment Group Class A..................  35,714    696,423
    Regis Corp.........................................  38,861    479,156
#   Rent-A-Center, Inc.................................  40,650  1,013,811
*   Rentrak Corp.......................................   5,384    307,319
    RG Barry Corp......................................   7,961    140,989
*   Rick's Cabaret International, Inc..................   6,006     67,808
    Rocky Brands, Inc..................................   3,771     58,526
    Ross Stores, Inc...................................  25,604  1,738,768
    Royal Caribbean Cruises, Ltd.......................  94,154  4,670,038
*   Ruby Tuesday, Inc..................................  41,572    232,803
    Ruth's Hospitality Group, Inc......................  25,642    335,654
#   Ryland Group, Inc. (The)...........................  30,920  1,380,269
    Saga Communications, Inc. Class A..................   1,505     74,257
    Salem Communications Corp. Class A.................   8,669     74,553
*   Sally Beauty Holdings, Inc.........................  41,679  1,182,850
#   Scholastic Corp....................................   7,300    240,827
#*  Scientific Games Corp. Class A.....................  58,483    823,441

                                     1273

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Discretionary -- (Continued)
    Scripps Networks Interactive, Inc. Class A.........   7,948 $   576,389
#*  Sears Holdings Corp................................  33,250   1,209,302
*   Select Comfort Corp................................  18,500     302,845
    Service Corp. International/US..................... 157,874   2,794,370
*   Shiloh Industries, Inc.............................  11,954     180,266
    Shoe Carnival, Inc.................................  14,310     353,457
#*  Shutterfly, Inc....................................  27,213   1,288,808
    Signet Jewelers, Ltd...............................  48,553   3,862,391
#   Sinclair Broadcast Group, Inc. Class A.............  13,900     436,738
    Six Flags Entertainment Corp.......................  41,784   1,499,628
*   Skechers U.S.A., Inc. Class A......................  27,202     785,866
*   Skullcandy, Inc....................................   1,852      13,520
*   Skyline Corp.......................................   3,075      19,988
#*  Smith & Wesson Holding Corp........................   1,842      24,112
    Sonic Automotive, Inc. Class A.....................  30,575     685,797
*   Sonic Corp.........................................  16,073     285,939
#   Sotheby's..........................................  37,090   1,777,353
    Spartan Motors, Inc................................  22,035     126,701
    Speedway Motorsports, Inc..........................  25,143     481,740
*   Sport Chalet, Inc. Class A.........................     100         112
#   Stage Stores, Inc..................................  21,291     417,304
#   Standard Motor Products, Inc.......................  16,019     523,981
#*  Standard Pacific Corp.............................. 132,350   1,164,680
*   Stanley Furniture Co., Inc.........................   8,226      31,259
#   Staples, Inc....................................... 157,657   2,074,766
    Starbucks Corp.....................................  36,500   2,595,880
    Starwood Hotels & Resorts Worldwide, Inc...........  14,600   1,090,766
*   Starz..............................................  62,748   1,755,689
*   Starz Class B......................................     581      16,251
    Stein Mart, Inc....................................  31,495     389,908
*   Steiner Leisure, Ltd...............................   9,410     461,184
*   Steven Madden, Ltd.................................  34,713   1,131,297
*   Stoneridge, Inc....................................  20,270     230,673
    Strattec Security Corp.............................   1,297      71,011
*   Strayer Education, Inc.............................   1,182      41,323
#   Sturm Ruger & Co., Inc.............................  10,514     800,851
    Superior Industries International, Inc.............  17,116     311,682
    Superior Uniform Group, Inc........................   4,706      73,414
#*  Systemax, Inc......................................  21,834     246,943
*   Tandy Leather Factory, Inc.........................   1,550      13,191
    Target Corp........................................  62,379   3,533,147
#*  Tempur Sealy International, Inc....................  11,867     584,924
*   Tenneco, Inc.......................................  19,700   1,119,748
#*  Tesla Motors, Inc..................................  19,592   3,554,185
    Texas Roadhouse, Inc...............................  49,665   1,204,376
#   Thor Industries, Inc...............................  36,536   1,876,854
    Tiffany & Co.......................................  20,196   1,680,105
    Time Warner Cable, Inc.............................  88,298  11,767,474
    Time Warner, Inc................................... 218,287  13,714,972
    TJX Cos., Inc......................................  28,800   1,651,968
#*  Toll Brothers, Inc................................. 110,107   4,046,432
*   Tower International, Inc...........................   4,228      93,988
    Town Sports International Holdings, Inc............  12,534     136,746

                                     1274

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Discretionary -- (Continued)
    Tractor Supply Co..................................  49,600 $  3,298,896
*   Trans World Entertainment Corp.....................     900        3,564
*   Trinity Place Holdings, Inc........................     699        4,334
#*  TripAdvisor, Inc...................................   6,625      511,384
*   TRW Automotive Holdings Corp.......................  54,943    4,074,023
#*  Tuesday Morning Corp...............................  18,100      237,834
#   Tupperware Brands Corp.............................   8,681      680,243
    Twenty-First Century Fox, Inc. Class A............. 262,906    8,365,669
    Twenty-First Century Fox, Inc. Class B.............  61,450    1,919,698
*   Ulta Salon Cosmetics & Fragrance, Inc..............  22,200    1,902,762
#*  Under Armour, Inc. Class A.........................  12,600    1,362,186
*   Unifi, Inc.........................................  12,128      281,248
*   Universal Electronics, Inc.........................  10,185      364,012
    Universal Technical Institute, Inc.................  15,126      178,033
#*  UQM Technologies, Inc..............................     101          177
*   Urban Outfitters, Inc..............................  13,255      474,794
*   US Auto Parts Network, Inc.........................  16,002       40,005
    Vail Resorts, Inc..................................  25,532    1,740,006
#   Valassis Communications, Inc.......................  27,400      931,600
#   Value Line, Inc....................................   1,300       16,224
*   Valuevision Media, Inc. Class A....................  33,806      208,583
    VF Corp............................................  66,160    3,867,052
    Viacom, Inc. Class A...............................   2,201      181,318
    Viacom, Inc. Class B...............................  50,371    4,135,459
*   Visteon Corp.......................................  31,772    2,573,850
#*  Vitacost.com, Inc..................................   1,483        8,186
*   Vitamin Shoppe, Inc................................  18,094      810,973
*   VOXX International Corp............................  14,415      192,152
    Walt Disney Co. (The).............................. 365,590   26,545,490
#   Weight Watchers International, Inc.................  12,265      331,523
#*  Wells-Gardner Electronics Corp.....................   2,033        3,436
#   Wendy's Co. (The).................................. 271,152    2,459,349
*   West Marine, Inc...................................  14,715      192,619
*   Wet Seal, Inc. (The) Class A.......................  61,826      147,764
    Weyco Group, Inc...................................   4,889      129,167
    Whirlpool Corp.....................................  29,749    3,965,542
    Williams-Sonoma, Inc...............................  23,676    1,290,816
    Winmark Corp.......................................   1,741      140,412
*   Winnebago Industries, Inc..........................  18,259      437,486
#   Wolverine World Wide, Inc..........................  50,426    1,406,885
    World Wrestling Entertainment, Inc. Class A........  17,946      434,114
    Wyndham Worldwide Corp.............................  81,926    5,811,830
#   Wynn Resorts, Ltd..................................   6,767    1,471,281
    Yum! Brands, Inc...................................  15,386    1,033,170
*   Zagg, Inc..........................................   1,116        4,710
*   Zale Corp..........................................  20,547      310,671
#*  Zumiez, Inc........................................  21,576      464,316
                                                                ------------
Total Consumer Discretionary...........................          601,104,327
                                                                ------------
Consumer Staples -- (5.1%)
    Alico, Inc.........................................   4,131      150,864
*   Alliance One International, Inc....................  58,487      150,312
    Altria Group, Inc.................................. 111,878    3,940,343

                                     1275

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Andersons, Inc. (The)..............................  13,112 $ 1,084,887
    Archer-Daniels-Midland Co.......................... 144,468   5,703,597
    Arden Group, Inc. Class A..........................     597      75,341
    Avon Products, Inc.................................  22,472     334,608
#   B&G Foods, Inc.....................................  30,656   1,004,597
    Beam, Inc..........................................  61,417   5,116,036
*   Boston Beer Co., Inc. (The) Class A................   1,293     269,345
*   Boulder Brands, Inc................................  41,360     593,102
*   Bridgford Foods Corp...............................   2,509      25,015
    Brown-Forman Corp. Class A.........................   5,843     450,028
    Brown-Forman Corp. Class B.........................   7,762     597,674
    Bunge, Ltd.........................................  66,121   5,009,327
    Cal-Maine Foods, Inc...............................  14,046     707,637
#   Calavo Growers, Inc................................  10,534     320,023
#   Campbell Soup Co...................................  12,500     515,125
    Casey's General Stores, Inc........................  26,000   1,785,420
    CCA Industries, Inc................................   3,031       9,184
*   Central Garden and Pet Co..........................  10,091      65,188
*   Central Garden and Pet Co. Class A.................  23,515     146,734
#*  Chefs' Warehouse, Inc. (The).......................     868      20,493
*   Chiquita Brands International, Inc.................  30,377     321,389
    Church & Dwight Co., Inc...........................  39,888   2,575,967
#   Clorox Co. (The)...................................   7,339     647,814
    Coca-Cola Bottling Co. Consolidated................   4,842     330,612
    Coca-Cola Co. (The)................................ 190,885   7,219,271
    Coca-Cola Enterprises, Inc.........................  90,124   3,901,468
    Colgate-Palmolive Co...............................  35,750   2,188,972
    ConAgra Foods, Inc................................. 122,978   3,909,471
*   Constellation Brands, Inc. Class A.................  80,514   6,173,008
#*  Constellation Brands, Inc. Class B.................   1,902     146,017
    Costco Wholesale Corp..............................  41,646   4,679,345
*   Craft Brew Alliance, Inc...........................   9,963     150,641
*   Crimson Wine Group, Ltd............................   9,858      80,934
    CVS Caremark Corp.................................. 278,252  18,843,225
*   Darling International, Inc.........................  83,386   1,631,030
#*  Dean Foods Co......................................  68,067   1,075,459
#*  Diamond Foods, Inc.................................  11,403     300,583
    Dr Pepper Snapple Group, Inc.......................  52,086   2,493,878
#*  Elizabeth Arden, Inc...............................  19,875     539,010
    Energizer Holdings, Inc............................  19,800   1,871,100
    Estee Lauder Cos., Inc. (The) Class A..............  17,200   1,182,328
*   Farmer Bros Co.....................................  10,619     229,689
    Flowers Foods, Inc.................................  72,622   1,521,431
    Fresh Del Monte Produce, Inc.......................  39,237   1,038,211
#*  Fresh Market, Inc. (The)...........................     789      27,583
    General Mills, Inc.................................  33,801   1,623,124
    Golden Enterprises, Inc............................   1,623       6,687
#   Green Mountain Coffee Roasters, Inc................  35,660   2,888,460
#   Griffin Land & Nurseries, Inc......................   2,369      72,491
#*  Hain Celestial Group, Inc. (The)...................  28,000   2,572,920
#*  Harbinger Group, Inc...............................     907      10,775
#   Herbalife, Ltd.....................................  14,046     904,141
    Hershey Co. (The)..................................   6,900     685,860

                                     1276

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CONTINUED

                                                        SHARES    VALUE+
                                                        ------- -----------
Consumer Staples -- (Continued)
    Hillshire Brands Co................................  13,374 $   476,382
    Hormel Foods Corp..................................  49,862   2,265,729
    Ingles Markets, Inc. Class A.......................   8,911     242,201
    Ingredion, Inc.....................................  45,478   2,833,279
    Inter Parfums, Inc.................................  21,664     704,947
*   Inventure Foods, Inc...............................   4,836      60,595
    J&J Snack Foods Corp...............................  13,087   1,152,965
    JM Smucker Co. (The)...............................  42,558   4,102,166
    John B Sanfilippo & Son, Inc.......................   4,172      96,582
    Kellogg Co.........................................  12,976     752,348
    Kimberly-Clark Corp................................  16,096   1,760,420
    Kraft Foods Group, Inc............................. 101,669   5,322,372
    Kroger Co. (The)...................................  47,596   1,718,216
    Lancaster Colony Corp..............................  15,025   1,305,973
#   Lifeway Foods, Inc.................................   2,867      40,253
#   Limoneira Co.......................................     124       2,575
    Lorillard, Inc.....................................  21,186   1,042,775
*   Mannatech, Inc.....................................     895      13,711
#   McCormick & Co., Inc.(579780107)...................   1,238      80,099
    McCormick & Co., Inc.(579780206)...................  10,400     667,472
    Mead Johnson Nutrition Co..........................  10,861     835,102
#*  Medifast, Inc......................................   9,748     258,614
    MGP Ingredients, Inc...............................   8,250      45,458
    Molson Coors Brewing Co. Class A...................     266      14,103
    Molson Coors Brewing Co. Class B...................  68,183   3,589,153
    Mondelez International, Inc. Class A............... 366,471  12,001,925
*   Monster Beverage Corp..............................  18,800   1,276,520
*   National Beverage Corp.............................  22,526     466,964
*   Natural Alternatives International, Inc............   2,465      12,991
    Nu Skin Enterprises, Inc. Class A..................  24,814   2,112,912
*   Nutraceutical International Corp...................   6,531     163,536
#   Oil-Dri Corp. of America...........................   3,793     130,290
*   Omega Protein Corp.................................  13,112     132,825
#   Orchids Paper Products Co..........................   3,015      93,917
*   Pantry, Inc. (The).................................  14,731     215,220
    PepsiCo, Inc.......................................  84,836   6,817,421
    Philip Morris International, Inc...................  76,123   5,948,251
*   Pilgrim's Pride Corp...............................  77,033   1,288,762
*   Post Holdings, Inc.................................  22,850   1,223,161
    Pricesmart, Inc....................................  15,543   1,412,859
    Procter & Gamble Co. (The)......................... 274,994  21,070,040
    Reliv International, Inc...........................   2,118       4,617
*   Revlon, Inc. Class A...............................  18,061     424,072
    Reynolds American, Inc.............................  39,700   1,925,450
*   Rite Aid Corp...................................... 267,434   1,484,259
    Rocky Mountain Chocolate Factory, Inc..............   4,490      52,174
    Safeway, Inc.......................................  95,306   2,977,359
#   Sanderson Farms, Inc...............................  16,225   1,206,329
*   Seaboard Corp......................................     346     882,300
*   Seneca Foods Corp. Class A.........................   5,987     174,042
*   Seneca Foods Corp. Class B.........................     283       8,333
#   Snyders-Lance, Inc.................................  47,219   1,261,219
    Spartan Stores, Inc................................  23,083     521,445

                                     1277

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CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Consumer Staples -- (Continued)
    Spectrum Brands Holdings, Inc......................  34,470 $  2,593,867
#*  Susser Holdings Corp...............................  15,292      932,506
    Sysco Corp.........................................  16,189      567,910
#   Tootsie Roll Industries, Inc.......................  24,883      754,950
*   TreeHouse Foods, Inc...............................  26,148    1,721,584
#   Tyson Foods, Inc. Class A.......................... 120,728    4,515,227
*   United Natural Foods, Inc..........................  28,272    1,910,339
    United-Guardian, Inc...............................   1,431       40,998
#   Universal Corp.....................................  14,346      736,237
#*  USANA Health Sciences, Inc.........................   9,882      591,635
#   Vector Group, Ltd..................................  34,299      612,580
    Village Super Market, Inc. Class A.................   4,498      130,622
    Wal-Mart Stores, Inc............................... 183,915   13,734,772
    Walgreen Co........................................ 179,862   10,315,086
    WD-40 Co...........................................   8,814      605,786
    Weis Markets, Inc..................................  17,134      843,335
*   WhiteWave Foods Co. Class A........................  61,832    1,496,953
    Whole Foods Market, Inc............................  43,218    2,258,573
                                                                ------------
Total Consumer Staples.................................          238,953,417
                                                                ------------
Energy -- (10.2%)
    Adams Resources & Energy, Inc......................   2,611      173,684
    Alon USA Energy, Inc...............................  36,806      578,222
#*  Alpha Natural Resources, Inc....................... 153,464      871,676
#*  Amyris, Inc........................................   2,900       12,267
    Anadarko Petroleum Corp............................ 112,874    9,107,803
    Apache Corp........................................  82,445    6,617,036
#*  Approach Resources, Inc............................  20,858      419,037
*   Atwood Oceanics, Inc...............................  44,773    2,122,240
    Baker Hughes, Inc..................................  81,010    4,588,406
*   Barnwell Industries, Inc...........................   1,657        5,137
#*  Basic Energy Services, Inc.........................  29,515      505,592
#*  Bill Barrett Corp..................................  30,125      843,801
    Bolt Technology Corp...............................   4,747      102,868
*   Bonanza Creek Energy, Inc..........................  29,199    1,188,691
#*  BPZ Resources, Inc.................................  78,116      156,232
    Bristow Group, Inc.................................  24,557    1,762,947
#*  C&J Energy Services, Inc...........................  36,581      855,264
    Cabot Oil & Gas Corp............................... 111,368    4,452,493
#*  Cal Dive International, Inc........................  43,515       71,365
*   Callon Petroleum Co................................  27,570      186,098
*   Cameron International Corp.........................  44,509    2,669,205
#   CARBO Ceramics, Inc................................  13,710    1,578,295
*   Carrizo Oil & Gas, Inc.............................  33,740    1,386,714
*   Cheniere Energy, Inc...............................  39,587    1,739,453
#   Chesapeake Energy Corp............................. 274,586    7,389,109
    Chevron Corp....................................... 450,035   50,237,407
    Cimarex Energy Co..................................  33,911    3,322,600
*   Clayton Williams Energy, Inc.......................   7,830      540,427
#*  Clean Energy Fuels Corp............................  50,500      602,465
*   Cloud Peak Energy, Inc.............................  39,628      742,232
*   Cobalt International Energy, Inc...................  17,922      293,383
#   Comstock Resources, Inc............................  33,622      576,617

                                     1278

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Energy -- (Continued)
*   Concho Resources, Inc..............................    24,044 $ 2,351,263
    ConocoPhillips.....................................   271,887  17,659,061
    CONSOL Energy, Inc.................................    55,660   2,078,901
*   Contango Oil & Gas Co..............................    12,181     511,115
#*  Continental Resources, Inc.........................     3,452     380,410
    Crosstex Energy, Inc...............................    35,510   1,331,625
*   Dawson Geophysical Co..............................     5,593     181,045
    Delek US Holdings, Inc.............................    36,897   1,117,979
*   Denbury Resources, Inc.............................   159,029   2,555,596
    Devon Energy Corp..................................    79,797   4,725,578
#   Diamond Offshore Drilling, Inc.....................    33,271   1,614,974
*   Double Eagle Petroleum Co..........................     5,667      12,297
*   Dresser-Rand Group, Inc............................    34,300   1,955,100
*   Dril-Quip, Inc.....................................    20,370   2,048,407
*   Emerald Oil, Inc...................................    39,542     303,287
#*  Endeavour International Corp.......................    20,038     132,050
    Energen Corp.......................................    19,342   1,367,866
#   Energy XXI Bermuda, Ltd............................    53,534   1,228,605
*   ENGlobal Corp......................................    14,858      22,584
    EOG Resources, Inc.................................    62,468  10,322,212
*   EPL Oil & Gas, Inc.................................    27,531     739,758
    EQT Corp...........................................    15,391   1,428,439
*   Era Group, Inc.....................................    14,448     423,182
    Evolution Petroleum Corp...........................    11,348     149,340
*   Exterran Holdings, Inc.............................    44,829   1,557,359
    Exxon Mobil Corp................................... 1,046,008  96,400,097
#*  FieldPoint Petroleum Corp..........................     3,800      16,872
*   FMC Technologies, Inc..............................    19,828     980,296
#*  Forbes Energy Services, Ltd........................       815       2,641
*   Forest Oil Corp....................................     3,010       9,181
*   Gastar Exploration, Ltd............................    40,463     241,159
#*  Geospace Technologies Corp.........................     7,472     594,173
#*  Global Geophysical Services, Inc...................    24,249      35,889
#*  Goodrich Petroleum Corp............................     5,238      90,198
#   Green Plains Renewable Energy, Inc.................    20,071     447,182
*   Gulf Coast Ultra Deep Royalty Trust................   101,362     255,432
    Gulf Island Fabrication, Inc.......................     9,119     184,751
    Gulfmark Offshore, Inc. Class A....................    19,556     832,303
#*  Gulfport Energy Corp...............................    36,497   2,224,492
#*  Halcon Resources Corp..............................    78,022     262,934
    Halliburton Co.....................................    50,721   2,485,836
#*  Harvest Natural Resources, Inc.....................    26,317     115,532
*   Helix Energy Solutions Group, Inc..................    73,451   1,497,666
    Helmerich & Payne, Inc.............................    47,022   4,139,817
*   Hercules Offshore, Inc.............................   103,682     516,336
    Hess Corp..........................................    67,481   5,094,141
#*  HKN, Inc...........................................       132       9,768
#   HollyFrontier Corp.................................   105,180   4,869,834
*   Hornbeck Offshore Services, Inc....................    24,379   1,041,227
#*  ION Geophysical Corp...............................   104,411     316,365
#*  James River Coal Co................................    21,231      23,354
*   Key Energy Services, Inc...........................   108,235     789,033
    Kinder Morgan, Inc.................................    96,514   3,282,441

                                     1279

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Knightsbridge Tankers, Ltd.........................  16,860 $   158,821
*   Kodiak Oil & Gas Corp.............................. 180,759   1,917,853
*   Kosmos Energy, Ltd.................................   1,798      18,591
#*  Laredo Petroleum, Inc..............................  39,938     988,066
#   LinnCo LLC.........................................  52,412   1,687,142
#*  Magnum Hunter Resources Corp.......................  95,201     794,928
    Marathon Oil Corp.................................. 155,086   5,085,270
    Marathon Petroleum Corp............................  85,538   7,446,083
*   Matador Resources Co...............................  42,265     821,632
*   Matrix Service Co..................................  18,951     498,032
#*  McDermott International, Inc....................... 137,613   1,147,692
#*  Mitcham Industries, Inc............................   7,579     114,443
    Murphy Oil Corp....................................  85,117   4,818,473
    Nabors Industries, Ltd............................. 208,158   3,555,339
    National Oilwell Varco, Inc........................  88,107   6,608,906
*   Natural Gas Services Group, Inc....................   8,446     244,089
#*  Newfield Exploration Co............................  94,626   2,343,886
#*  Newpark Resources, Inc.............................  62,100     705,456
    Noble Corp. P.L.C.................................. 108,224   3,358,191
    Noble Energy, Inc..................................  82,164   5,121,282
#*  Northern Oil and Gas, Inc..........................  39,922     580,466
#*  Nuverra Environmental Solutions, Inc...............   7,871     113,815
*   Oasis Petroleum, Inc...............................  45,453   1,900,390
    Occidental Petroleum Corp.......................... 187,825  16,447,835
    Oceaneering International, Inc.....................  21,250   1,448,188
*   Oil States International, Inc......................  34,806   3,270,024
    ONEOK, Inc.........................................  49,749   3,407,309
    Panhandle Oil and Gas, Inc. Class A................   4,637     179,266
*   Parker Drilling Co.................................  87,446     650,598
    Patterson-UTI Energy, Inc.......................... 100,324   2,577,324
*   PDC Energy, Inc....................................  25,330   1,262,954
#   Peabody Energy Corp................................ 160,145   2,730,472
*   Penn Virginia Corp.................................  47,141     565,221
*   PetroQuest Energy, Inc.............................  41,742     161,124
*   PHI, Inc. Non-Voting...............................   8,107     298,581
*   PHI, Inc. Voting...................................     212       7,526
    Phillips 66........................................ 135,617   9,912,247
*   Pioneer Energy Services Corp.......................  39,527     331,236
    Pioneer Natural Resources Co.......................  37,978   6,430,435
*   PostRock Energy Corp...............................     450         554
#*  Pyramid Oil Co.....................................   1,933      10,883
    QEP Resources, Inc................................. 109,267   3,375,258
#*  Quicksilver Resources, Inc.........................  10,336      32,145
    Range Resources Corp...............................  37,207   3,206,871
*   Renewable Energy Group, Inc........................   9,671      96,807
#*  Rentech, Inc.......................................  89,229     159,720
*   REX American Resources Corp........................   7,200     294,912
*   Rex Energy Corp....................................  38,835     731,651
*   RigNet, Inc........................................   1,465      68,342
*   Rosetta Resources, Inc.............................  41,439   1,765,716
*   Rowan Cos. P.L.C. Class A..........................  87,137   2,733,488
#   RPC, Inc........................................... 108,670   1,850,650
#*  SandRidge Energy, Inc.............................. 341,369   2,099,419

                                     1280

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Energy -- (Continued)
    Schlumberger, Ltd.................................. 125,663 $ 11,004,309
    Scorpio Tankers, Inc...............................  45,878      458,780
*   SEACOR Holdings, Inc...............................  14,520    1,222,294
    SemGroup Corp. Class A.............................  29,805    1,840,757
    Ship Finance International, Ltd....................  56,229      962,641
    SM Energy Co.......................................  43,721    3,618,350
*   Southwestern Energy Co............................. 115,016    4,680,001
    Spectra Energy Corp................................  36,389    1,308,185
*   Steel Excel, Inc...................................   7,165      211,368
*   Stone Energy Corp..................................  35,315    1,092,999
    Superior Energy Services, Inc...................... 109,061    2,578,202
#*  Swift Energy Co....................................  24,055      297,801
*   Synergy Resources Corp.............................  51,880      448,243
#*  Synthesis Energy Systems, Inc......................  19,454       21,010
    Targa Resources Corp...............................   6,704      605,304
#   Teekay Corp........................................  47,435    2,569,554
*   Tesco Corp.........................................  26,906      568,255
    Tesoro Corp........................................  90,159    4,644,992
*   TETRA Technologies, Inc............................  55,838      576,248
*   TGC Industries, Inc................................  12,632       82,234
    Tidewater, Inc.....................................  34,055    1,765,752
#   Transocean, Ltd....................................  66,136    2,862,366
#*  Triangle Petroleum Corp............................  59,482      452,658
#*  Ultra Petroleum Corp...............................  49,504    1,185,621
*   Unit Corp..........................................  33,742    1,686,088
#*  Uranium Energy Corp................................   8,045       13,918
#*  USEC, Inc..........................................   2,600       11,804
*   Vaalco Energy, Inc.................................  38,361      230,933
    Valero Energy Corp................................. 171,420    8,759,562
#   W&T Offshore, Inc..................................  52,972      758,559
*   Warren Resources, Inc..............................  44,824      151,057
*   Weatherford International, Ltd..................... 339,927    4,602,612
#   Western Refining, Inc..............................  58,117    2,272,956
*   Westmoreland Coal Co...............................   3,531       76,658
*   Whiting Petroleum Corp.............................  52,127    3,043,174
*   Willbros Group, Inc................................  34,559      288,568
    Williams Cos., Inc. (The)..........................  44,890    1,817,596
#   World Fuel Services Corp...........................  46,510    1,986,907
#*  WPX Energy, Inc.................................... 138,785    2,643,854
#*  Zion Oil & Gas, Inc................................  12,133       17,229
                                                                ------------
Total Energy...........................................          478,210,750
                                                                ------------
Financials -- (17.7%)
    1st Source Corp....................................  16,813      495,479
    1st United Bancorp Inc/Boca Raton..................  14,998      108,885
    Access National Corp...............................   2,539       41,690
    ACE, Ltd...........................................  72,834    6,832,558
*   Affiliated Managers Group, Inc.....................  17,375    3,461,795
    Aflac, Inc......................................... 106,570    6,690,465
    Alexander & Baldwin, Inc...........................  29,277    1,145,023
*   Alleghany Corp.....................................   7,307    2,720,615
    Alliance Bancorp, Inc. of Pennsylvania.............     600        9,210
    Allied World Assurance Co. Holdings AG.............  24,893    2,561,988

                                     1281

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Financials -- (Continued)
    Allstate Corp. (The)...............................   109,667 $ 5,614,950
*   Altisource Asset Management Corp...................       743     748,944
*   Altisource Portfolio Solutions SA..................     7,433     971,790
    Altisource Residential Corp........................     2,477      74,310
*   American Capital, Ltd..............................   216,897   3,385,762
#   American Equity Investment Life Holding Co.........    45,922   1,007,988
    American Express Co................................    60,320   5,128,406
    American Financial Group, Inc......................    68,646   3,770,038
*   American Independence Corp.........................        75         792
    American International Group, Inc..................   316,145  15,162,314
#   American National Bankshares, Inc..................     3,215      74,749
    American National Insurance Co.....................    10,370   1,078,480
*   American River Bankshares..........................     2,071      20,358
*   American Spectrum Realty, Inc......................       450         545
    Ameriprise Financial, Inc..........................    66,082   6,980,902
*   Ameris Bancorp.....................................    15,044     307,951
    AMERISAFE, Inc.....................................    12,589     520,807
    AmeriServ Financial, Inc...........................     3,367      10,976
#   Amtrust Financial Services, Inc....................    51,416   1,659,708
    Aon P.L.C..........................................    47,566   3,827,160
*   Arch Capital Group, Ltd............................    57,133   3,074,327
    Argo Group International Holdings, Ltd.............    21,992     989,420
#   Arrow Financial Corp...............................     7,916     197,346
    Arthur J Gallagher & Co............................    38,758   1,791,782
    Aspen Insurance Holdings, Ltd......................    46,525   1,809,823
    Associated Banc-Corp...............................   114,546   1,886,573
    Assurant, Inc......................................    58,099   3,796,770
    Assured Guaranty, Ltd..............................   130,351   2,756,924
*   Asta Funding, Inc..................................     7,725      63,345
    Astoria Financial Corp.............................    70,950     939,378
*   Atlantic Coast Financial Corp......................       386       1,567
*   Atlanticus Holdings Corp...........................    12,895      38,040
    Auburn National BanCorp., Inc......................       757      19,228
#*  AV Homes, Inc......................................     6,192     115,914
    Axis Capital Holdings, Ltd.........................    65,306   2,940,076
    Baldwin & Lyons, Inc. Class A......................       298       7,206
    Baldwin & Lyons, Inc. Class B......................     6,095     152,131
#   Banc of California, Inc............................     7,068      89,764
    Bancfirst Corp.....................................    10,199     551,052
*   Bancorp, Inc.......................................    25,866     492,747
#   BancorpSouth, Inc..................................    67,104   1,581,641
    Bank Mutual Corp...................................    29,001     198,367
    Bank of America Corp............................... 2,409,922  40,366,193
    Bank of Commerce Holdings..........................     4,204      26,443
#   Bank of Hawaii Corp................................    31,455   1,786,015
    Bank of Kentucky Financial Corp....................     1,229      44,158
    Bank of New York Mellon Corp. (The)................   244,851   7,825,438
    Bank of the Ozarks, Inc............................    24,984   1,583,986
    BankFinancial Corp.................................    11,704     106,389
    BankUnited, Inc....................................    70,311   2,186,672
    Banner Corp........................................    13,951     513,815
    Bar Harbor Bankshares..............................     1,738      66,200
    BB&T Corp..........................................   151,028   5,649,957

                                     1282

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    BBCN Bancorp, Inc..................................  55,838 $   840,362
*   BBX Capital Corp. Class A..........................   3,756      55,063
    BCB Bancorp, Inc...................................   2,691      34,310
*   Beneficial Mutual Bancorp, Inc.....................  49,649     589,830
*   Berkshire Hathaway, Inc. Class B................... 103,179  11,514,776
    Berkshire Hills Bancorp, Inc.......................  15,885     388,547
    BGC Partners, Inc. Class A......................... 119,977     771,452
    BlackRock, Inc.....................................  30,175   9,066,682
*   BofI Holding, Inc..................................   9,544     789,766
    BOK Financial Corp.................................  41,136   2,643,399
    Boston Private Financial Holdings, Inc.............  54,787     673,332
    Bridge Bancorp, Inc................................   1,438      35,375
*   Bridge Capital Holdings............................   1,976      43,571
    Brookline Bancorp, Inc.............................  50,470     449,183
    Brown & Brown, Inc................................. 103,387   3,255,657
    Bryn Mawr Bank Corp................................   8,610     239,961
    C&F Financial Corp.................................     353      12,457
    Calamos Asset Management, Inc. Class A.............  13,731     157,495
    California First National Bancorp..................   1,859      27,513
    Camden National Corp...............................   5,283     186,754
    Cape Bancorp, Inc..................................   1,253      12,743
*   Capital Bank Financial Corp. Class A...............   1,021      23,534
*   Capital City Bank Group, Inc.......................   9,989     127,460
    Capital One Financial Corp......................... 121,877   8,605,735
    Capital Southwest Corp.............................   7,820     267,209
    CapitalSource, Inc................................. 195,044   2,677,954
    Capitol Federal Financial, Inc..................... 105,789   1,266,294
    Cardinal Financial Corp............................  21,461     365,910
*   Carolina Bank Holdings, Inc........................     900       9,072
#   Cash America International, Inc....................  19,401     712,599
    Cathay General Bancorp.............................  55,792   1,311,112
    CBOE Holdings, Inc.................................   8,600     447,372
*   CBRE Group, Inc. Class A...........................  22,947     609,013
    Center Bancorp, Inc................................  10,030     178,033
    Centerstate Banks, Inc.............................  17,638     194,018
    Central Pacific Financial Corp.....................  10,528     193,189
    Century Bancorp, Inc. Class A......................   1,308      44,354
    Charles Schwab Corp. (The).........................  80,456   1,996,918
    Chemical Financial Corp............................  19,431     561,167
    Chicopee Bancorp, Inc..............................   3,900      67,665
    Chubb Corp. (The)..................................  62,621   5,293,979
    Cincinnati Financial Corp..........................  70,627   3,421,878
    CIT Group, Inc.....................................  87,478   4,072,101
    Citigroup, Inc..................................... 694,510  32,940,609
    Citizens Community Bancorp, Inc....................   1,100       8,844
    Citizens Holding Co................................     200       3,810
#*  Citizens, Inc......................................  30,883     214,637
#   City Holding Co....................................  10,680     476,542
#   City National Corp.................................  37,948   2,745,538
#   CKX Lands, Inc.....................................      39         566
    Clifton Savings Bancorp, Inc.......................  15,126     191,495
    CME Group, Inc.....................................  68,158   5,095,492
    CNA Financial Corp.................................  92,975   3,652,058

                                     1283

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    CNB Financial Corp.................................   5,633 $   90,466
    CNO Financial Group, Inc........................... 150,916  2,556,517
    CoBiz Financial, Inc...............................  26,544    280,305
    Codorus Valley Bancorp, Inc........................     539     11,330
#   Cohen & Steers, Inc................................   9,219    332,529
*   Colonial Financial Services, Inc...................     721      9,157
*   Colony Bankcorp, Inc...............................     327      2,057
    Columbia Banking System, Inc.......................  34,354    896,983
    Comerica, Inc......................................  87,157  3,991,791
    Commerce Bancshares, Inc...........................  67,454  2,932,225
    Commercial National Financial Corp.................     923     19,152
#   Community Bank System, Inc.........................  27,380    974,728
#*  Community Bankers Trust Corp.......................     700      2,786
    Community Trust Bancorp, Inc.......................  10,746    435,428
#   Consolidated-Tomoka Land Co........................   2,770     97,366
*   Consumer Portfolio Services, Inc...................   8,379     71,305
*   Cowen Group, Inc. Class A..........................  83,302    339,872
    Crawford & Co. Class A.............................  15,180    110,814
#   Crawford & Co. Class B.............................  16,901    136,729
*   Credit Acceptance Corp.............................  11,921  1,659,165
#   Cullen/Frost Bankers, Inc..........................  42,390  3,137,708
#   CVB Financial Corp.................................  71,868  1,072,271
*   DFC Global Corp....................................  27,468    206,559
    Diamond Hill Investment Group, Inc.................   1,238    141,801
    Dime Community Bancshares, Inc.....................  26,276    429,350
    Discover Financial Services........................ 122,509  6,572,608
    Donegal Group, Inc. Class A........................  13,439    196,344
    Donegal Group, Inc. Class B........................   1,947     47,789
*   E*TRADE Financial Corp............................. 202,767  4,059,395
    East West Bancorp, Inc.............................  98,614  3,299,640
*   Eastern Virginia Bankshares, Inc...................     889      6,010
#   Eaton Vance Corp...................................  14,400    548,208
*   eHealth, Inc.......................................  13,257    708,322
    EMC Insurance Group, Inc...........................   7,870    216,268
    Employers Holdings, Inc............................  25,610    629,238
#*  Encore Capital Group, Inc..........................  18,113    861,998
    Endurance Specialty Holdings, Ltd..................  38,019  1,991,815
*   Enstar Group, Ltd..................................   9,740  1,207,370
    Enterprise Bancorp, Inc............................   3,460     71,553
    Enterprise Financial Services Corp.................  10,250    190,855
    Erie Indemnity Co. Class A.........................  18,486  1,297,163
#   ESB Financial Corp.................................   7,462     95,961
    ESSA Bancorp, Inc..................................   9,762    110,115
    Evans Bancorp, Inc.................................     807     18,561
    Evercore Partners, Inc. Class A....................  18,374  1,026,004
    Everest Re Group, Ltd..............................  24,621  3,564,136
*   Ezcorp, Inc. Class A...............................  34,570    379,579
*   Farmers Capital Bank Corp..........................   1,450     29,812
    FBL Financial Group, Inc. Class A..................  19,223    742,584
    Federal Agricultural Mortgage Corp. Class A........     635     15,723
    Federal Agricultural Mortgage Corp. Class C........   6,100    186,904
#   Federated Investors, Inc. Class B..................  23,589    634,308
    Federated National Holding Co......................   5,775     76,403

                                     1284

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
#   Fidelity National Financial, Inc. Class A.......... 140,300 $4,425,062
    Fidelity Southern Corp.............................   4,489     63,203
    Fifth Third Bancorp................................ 332,750  6,994,405
    Financial Institutions, Inc........................   9,000    187,920
*   First Acceptance Corp..............................  16,289     41,863
    First American Financial Corp......................  70,958  1,839,231
#*  First BanCorp......................................  20,335     99,438
    First Bancorp......................................  10,815    186,342
    First Bancorp, Inc.................................   3,162     53,722
    First Busey Corp...................................  58,980    324,390
#   First Business Financial Services, Inc.............   1,140     47,025
*   First Cash Financial Services, Inc.................  17,272    848,746
    First Citizens BancShares, Inc. Class A............   5,557  1,229,431
    First Commonwealth Financial Corp..................  68,072    558,871
    First Community Bancshares, Inc....................  11,710    189,585
    First Defiance Financial Corp......................   5,122    131,738
#*  First Federal Bancshares of Arkansas, Inc..........      99        821
    First Financial Bancorp............................  40,700    674,806
#   First Financial Bankshares, Inc....................  21,113  1,291,482
    First Financial Corp...............................   8,496    273,316
    First Financial Holdings, Inc......................  17,231  1,060,568
#   First Financial Northwest, Inc.....................  11,880    122,839
*   First Financial Service Corp.......................     100        469
#   First Horizon National Corp........................ 173,396  2,039,137
    First Interstate Bancsystem, Inc...................  12,882    330,552
#*  First Marblehead Corp. (The).......................   1,551      9,244
    First Merchants Corp...............................  22,683    478,384
    First Midwest Bancorp, Inc.........................  53,122    848,358
    First Niagara Financial Group, Inc................. 244,219  2,110,052
    First Republic Bank................................  24,111  1,170,107
    First South Bancorp, Inc...........................   4,040     32,724
*   First United Corp..................................   1,100      8,712
    Firstbank Corp.....................................   1,136     20,312
    FirstMerit Corp.................................... 115,522  2,350,873
*   Flagstar Bancorp, Inc..............................  23,065    481,367
    Flushing Financial Corp............................  20,605    423,227
    FNB Corp........................................... 110,464  1,307,894
#*  Forest City Enterprises, Inc. Class A.............. 124,481  2,264,309
*   Forest City Enterprises, Inc. Class B..............   4,120     74,737
*   Forestar Group, Inc................................  24,044    480,880
*   Fortegra Financial Corp............................     203      1,496
    Fox Chase Bancorp, Inc.............................  11,004    188,278
*   Franklin Financial Corp............................   1,410     26,804
    Franklin Resources, Inc............................  41,760  2,171,938
    Fulton Financial Corp.............................. 139,475  1,722,516
#   FXCM, Inc. Class A.................................  16,357    280,359
#   Gain Capital Holdings, Inc.........................  18,826    167,363
    GAMCO Investors, Inc. Class A......................   3,560    287,612
*   Genworth Financial, Inc. Class A................... 223,449  3,295,873
#   German American Bancorp, Inc.......................   7,495    202,065
    GFI Group, Inc.....................................  76,676    291,369
#   Glacier Bancorp, Inc...............................  50,378  1,331,491
*   Global Indemnity P.L.C.............................  10,235    250,860

                                     1285

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)....................  96,775 $15,882,713
    Great Southern Bancorp, Inc........................   8,114     224,352
#*  Green Dot Corp. Class A............................  22,814     513,771
#   Greenhill & Co., Inc...............................   9,862     512,331
*   Greenlight Capital Re, Ltd. Class A................  21,352     686,040
    Guaranty Bancorp...................................   1,008      13,064
#*  Hallmark Financial Services, Inc...................  10,784      95,007
    Hampden Bancorp, Inc...............................   1,565      25,103
    Hancock Holding Co.................................  57,308   1,982,857
    Hanmi Financial Corp...............................  22,958     495,204
    Hanover Insurance Group, Inc. (The)................  30,986   1,720,653
    Harleysville Savings Financial Corp................   1,326      23,503
*   Harris & Harris Group, Inc.........................  17,939      53,996
    Hartford Financial Services Group, Inc............. 207,987   6,915,568
    Hawthorn Bancshares, Inc...........................     241       3,032
    HCC Insurance Holdings, Inc........................  70,243   3,014,127
#   HCI Group, Inc.....................................   8,272     351,808
    Heartland Financial USA, Inc.......................  10,486     264,142
    Heritage Commerce Corp.............................  14,694     117,699
#   Heritage Financial Corp............................   8,900     151,567
    Heritage Financial Group, Inc......................     782      15,476
    HF Financial Corp..................................     761      10,038
    HFF, Inc. Class A..................................  22,355     661,261
*   Hilltop Holdings, Inc..............................  58,405   1,389,455
    Hingham Institution for Savings....................     248      19,488
*   HMN Financial, Inc.................................     212       2,355
*   Home Bancorp, Inc..................................   3,783      76,227
    Home BancShares, Inc...............................  39,235   1,210,007
    Home Federal Bancorp, Inc .........................   9,109     132,081
    HopFed Bancorp, Inc................................   1,664      19,003
    Horace Mann Educators Corp.........................  24,083     671,916
    Horizon Bancorp....................................   1,417      31,542
*   Howard Hughes Corp. (The)..........................  27,641   3,448,768
    Hudson City Bancorp, Inc........................... 285,251   2,578,669
    Hudson Valley Holding Corp.........................   9,720     174,766
    Huntington Bancshares, Inc......................... 359,754   3,262,969
    Iberiabank Corp....................................  20,639   1,358,872
*   ICG Group, Inc.....................................  26,106     495,753
#*  Imperial Holdings, Inc.............................   1,539       9,511
    Independence Holding Co............................   6,304      80,880
#   Independent Bank Corp..............................  15,440     558,310
    Infinity Property & Casualty Corp..................   7,323     517,004
    Interactive Brokers Group, Inc. Class A............  34,211     725,273
    IntercontinentalExchange Group, Inc................  26,957   5,628,352
    International Bancshares Corp......................  46,277   1,083,345
*   Intervest Bancshares Corp. Class A.................   8,831      66,056
#*  INTL. FCStone, Inc.................................  12,099     213,426
    Invesco, Ltd....................................... 181,053   6,020,012
*   Investment Technology Group, Inc...................  19,534     322,311
    Investors Bancorp, Inc.............................  90,852   2,304,915
*   Investors Capital Holdings, Ltd....................   1,190       8,616
    Investors Title Co.................................     675      54,081
#   Janus Capital Group, Inc........................... 126,443   1,389,609

                                     1286

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Jefferson Bancshares, Inc..........................     200 $     1,546
    JMP Group, Inc.....................................  11,563      86,029
    Jones Lang LaSalle, Inc............................  28,960   3,308,970
    JPMorgan Chase & Co................................ 899,243  49,782,092
*   KCG Holdings, Inc. Class A.........................   4,373      48,365
#*  Kearny Financial Corp..............................  38,365     438,512
    Kemper Corp........................................  39,371   1,446,884
    Kennedy-Wilson Holdings, Inc.......................  46,271   1,111,429
    Kentucky First Federal Bancorp.....................   1,549      13,507
    KeyCorp............................................ 410,394   5,236,627
*   Ladenburg Thalmann Financial Services, Inc.........  16,421      39,410
    Lake Shore Bancorp, Inc............................     125       1,543
    Lakeland Bancorp, Inc..............................  19,241     216,846
    Lakeland Financial Corp............................  11,356     415,970
    Landmark Bancorp, Inc..............................   1,274      24,474
    Lazard, Ltd. Class A...............................   1,636      69,955
    Legg Mason, Inc....................................  92,842   3,931,859
    Leucadia National Corp............................. 202,517   5,534,790
    Life Partners Holdings, Inc........................   6,612      17,720
    Lincoln National Corp.............................. 122,437   5,880,649
    LNB Bancorp, Inc...................................   5,305      53,103
    Loews Corp.........................................  75,812   3,380,457
#*  Louisiana Bancorp, Inc.............................   2,000      36,560
    LPL Financial Holdings, Inc........................  49,132   2,630,036
#   M&T Bank Corp......................................  59,029   6,582,324
*   Macatawa Bank Corp.................................  17,866      94,690
    Maiden Holdings, Ltd...............................  50,364     552,997
    MainSource Financial Group, Inc....................  13,398     218,521
    Manning & Napier, Inc..............................   2,274      38,090
*   Markel Corp........................................   7,299   3,935,183
    MarketAxess Holdings, Inc..........................  18,026   1,130,951
    Marlin Business Services Corp......................   8,715     221,100
    Marsh & McLennan Cos., Inc.........................  49,464   2,260,999
*   Maui Land & Pineapple Co., Inc.....................   1,700      10,030
    MB Financial, Inc..................................  39,378   1,106,522
*   MBIA, Inc.......................................... 166,900   1,825,886
*   MBT Financial Corp.................................   2,040      11,036
    MCG Capital Corp...................................  48,844     218,333
    McGraw Hill Financial, Inc.........................  12,100     920,084
#   Meadowbrook Insurance Group, Inc...................  23,313     141,277
    Medallion Financial Corp...........................  14,885     198,417
    Mercantile Bank Corp...............................   4,670      93,447
    Merchants Bancshares, Inc..........................   2,632      78,434
#   Mercury General Corp...............................  38,157   1,748,735
*   Meridian Interstate Bancorp, Inc...................  12,664     298,111
    Meta Financial Group, Inc..........................     496      20,063
    MetLife, Inc....................................... 206,232  10,115,680
*   Metro Bancorp, Inc.................................   8,480     168,498
*   MGIC Investment Corp............................... 111,894     949,980
    MicroFinancial, Inc................................   1,885      14,496
    MidSouth Bancorp, Inc..............................   3,894      60,396
    MidWestOne Financial Group, Inc....................   2,909      71,503
    Montpelier Re Holdings, Ltd........................  40,003   1,114,884

                                     1287

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Moody's Corp.......................................  19,475 $1,452,446
    Morgan Stanley..................................... 307,010  9,059,865
*   MSB Financial Corp.................................     687      5,791
*   MSCI, Inc..........................................  60,460  2,582,851
    MutualFirst Financial, Inc.........................   1,660     31,191
    NASDAQ OMX Group, Inc. (The).......................  75,383  2,875,861
    National Interstate Corp...........................   9,752    220,103
    National Penn Bancshares, Inc...................... 104,628  1,086,039
    National Western Life Insurance Co. Class A........     577    125,873
*   Navigators Group, Inc. (The).......................  12,200    727,486
    NBT Bancorp, Inc...................................  29,666    713,171
    Nelnet, Inc. Class A...............................  24,222    902,270
    New Hampshire Thrift Bancshares, Inc...............   2,140     31,929
#   New York Community Bancorp, Inc.................... 184,049  2,979,753
*   NewBridge Bancorp..................................   7,017     49,049
#*  NewStar Financial, Inc.............................  30,792    484,358
    Nicholas Financial, Inc............................      95      1,499
*   North Valley Bancorp...............................      67      1,566
    Northeast Community Bancorp, Inc...................   5,046     36,684
    Northern Trust Corp................................  63,758  3,839,507
    Northfield Bancorp, Inc............................  38,419    477,548
    Northrim BanCorp, Inc..............................   2,509     60,266
    Northwest Bancshares, Inc..........................  65,549    921,619
    Norwood Financial Corp.............................      71      2,129
    Ocean Shore Holding Co.............................   3,233     44,648
    OceanFirst Financial Corp..........................  11,544    205,021
#*  Ocwen Financial Corp...............................  70,820  3,125,995
    OFG Bancorp........................................  32,525    474,215
    Ohio Valley Banc Corp..............................   1,078     24,007
#   Old Line Bancshares, Inc...........................      98      1,575
    Old National Bancorp...............................  72,110  1,009,540
    Old Republic International Corp.................... 177,794  2,777,142
*   Old Second Bancorp, Inc............................   3,572     16,646
*   OmniAmerican Bancorp, Inc..........................   7,163    160,594
    OneBeacon Insurance Group, Ltd. Class A............  17,121    240,721
    Oppenheimer Holdings, Inc. Class A.................   5,904    138,626
    Oritani Financial Corp.............................  34,723    546,540
    Pacific Continental Corp...........................   8,942    126,082
*   Pacific Mercantile Bancorp.........................   4,434     27,757
#   PacWest Bancorp....................................  28,027  1,124,163
    Park National Corp.................................   9,540    746,982
    Park Sterling Corp.................................  11,737     79,225
    PartnerRe, Ltd.....................................  37,587  3,689,916
    Peapack Gladstone Financial Corp...................   3,780     69,930
    Penns Woods Bancorp, Inc...........................   2,417    109,248
#   People's United Financial, Inc..................... 223,318  3,173,349
    Peoples Bancorp of North Carolina, Inc.............     126      1,932
    Peoples Bancorp, Inc...............................   6,533    147,319
#*  PHH Corp...........................................  35,479    861,075
#*  Phoenix Cos., Inc. (The)...........................   3,177    149,637
*   PICO Holdings, Inc.................................  15,600    367,692
    Pinnacle Financial Partners, Inc...................  24,158    788,517
*   Piper Jaffray Cos..................................  10,445    410,280

                                     1288

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Financials -- (Continued)
    Platinum Underwriters Holdings, Ltd................  22,758 $1,293,565
    PNC Financial Services Group, Inc. (The)........... 115,488  9,225,181
*   Popular, Inc.......................................  68,790  1,816,056
*   Porter Bancorp, Inc................................   3,191      3,127
#*  Portfolio Recovery Associates, Inc.................  34,350  1,725,057
*   Preferred Bank.....................................   1,871     40,283
    Premier Financial Bancorp, Inc.....................   1,250     17,975
    Primerica, Inc.....................................  40,283  1,697,123
    Primus Guaranty, Ltd...............................   9,727     78,789
    Principal Financial Group, Inc..................... 133,424  5,813,284
    PrivateBancorp, Inc................................  52,930  1,513,269
    ProAssurance Corp..................................  41,990  1,950,855
    Progressive Corp. (The)............................ 112,000  2,602,880
    Prosperity Bancshares, Inc.........................  42,573  2,663,367
    Protective Life Corp...............................  54,487  2,670,408
    Provident Financial Holdings, Inc..................   4,700     70,735
    Provident Financial Services, Inc..................  38,050    659,026
*   Prudential Bancorp, Inc............................   1,572     16,537
    Prudential Financial, Inc..........................  98,538  8,315,622
#   Pulaski Financial Corp.............................   4,605     47,846
#   Pzena Investment Management, Inc. Class A..........   2,289     24,172
    QC Holdings, Inc...................................   6,412     15,902
    QCR Holdings, Inc..................................     797     13,772
    Radian Group, Inc..................................  80,134  1,192,394
    Raymond James Financial, Inc.......................  55,106  2,805,446
*   Regional Management Corp...........................   1,031     34,260
    Regions Financial Corp............................. 622,936  6,335,259
    Reinsurance Group of America, Inc..................  49,681  3,709,680
#   RenaissanceRe Holdings, Ltd........................  32,375  2,936,736
    Renasant Corp......................................  16,916    487,012
    Republic Bancorp, Inc. Class A.....................  11,604    267,936
*   Republic First Bancorp, Inc........................   8,744     27,893
    Resource America, Inc. Class A.....................  10,164     89,240
*   Riverview Bancorp, Inc.............................   5,533     17,318
#   RLI Corp...........................................  30,442  1,268,214
    Rockville Financial, Inc...........................  18,020    239,306
*   Royal Bancshares of Pennsylvania, Inc. Class A.....   2,289      3,365
    S&T Bancorp, Inc...................................  20,660    483,237
#*  Safeguard Scientifics, Inc.........................  14,319    262,467
    Safety Insurance Group, Inc........................  10,156    549,236
    Salisbury Bancorp, Inc.............................     300      8,061
    Sandy Spring Bancorp, Inc..........................  17,405    434,603
    SB Financial Group, Inc............................     600      5,040
*   Seacoast Banking Corp. of Florida..................   6,302     70,267
    SEI Investments Co.................................  31,179  1,061,957
    Selective Insurance Group, Inc.....................  38,238    899,358
*   Shore Bancshares, Inc..............................   1,418     13,428
    SI Financial Group, Inc............................   4,396     52,005
    Sierra Bancorp.....................................   6,986    110,728
*   Signature Bank.....................................  25,983  3,171,485
    Simmons First National Corp. Class A...............  10,999    379,795
    Simplicity Bancorp, Inc............................   4,666     77,456
    SLM Corp........................................... 140,466  3,197,006

                                     1289

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T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
*   Southcoast Financial Corp..........................   1,309 $     7,919
o   Southern Community Financial.......................   4,210         926
*   Southern First Bancshares, Inc.....................      18         239
    Southern Missouri Bancorp, Inc.....................      65       2,105
#   Southern National Bancorp of Virginia, Inc.........     417       4,253
#   Southside Bancshares, Inc..........................  12,264     326,836
    Southwest Bancorp, Inc.............................  12,278     214,251
*   St Joe Co. (The)...................................  51,029     916,991
    StanCorp Financial Group, Inc......................  30,591   1,965,472
    State Auto Financial Corp..........................  23,350     447,853
    State Street Corp.................................. 107,806   7,217,612
    Sterling Bancorp...................................  49,484     623,498
#   Stewart Information Services Corp..................  15,166     493,047
*   Stifel Financial Corp..............................  44,332   2,001,590
*   Stratus Properties, Inc............................     271       4,707
*   Suffolk Bancorp....................................   7,798     150,345
    Summit State Bank..................................     361       3,881
#*  Sun Bancorp, Inc...................................  21,767      69,001
    SunTrust Banks, Inc................................ 118,016   4,368,952
    Susquehanna Bancshares, Inc........................ 134,097   1,452,271
*   SVB Financial Group................................  31,590   3,545,346
*   SWS Group, Inc.....................................  14,900     114,432
    SY Bancorp, Inc....................................   9,065     268,233
    Symetra Financial Corp.............................  71,436   1,367,999
    Synovus Financial Corp............................. 700,834   2,347,794
    T Rowe Price Group, Inc............................  11,700     917,748
*   Taylor Capital Group, Inc..........................  17,856     398,724
    TCF Financial Corp................................. 118,607   1,909,573
    TD Ameritrade Holding Corp.........................  99,756   3,117,375
    Teche Holding Co...................................     651      48,792
*   Tejon Ranch Co.....................................  13,685     466,932
    Territorial Bancorp, Inc...........................   7,203     163,148
#   Teton Advisors, Inc. Class A.......................      29       1,320
#*  Texas Capital Bancshares, Inc......................  28,176   1,675,627
    TF Financial Corp..................................     840      25,620
*   TFS Financial Corp................................. 140,255   1,610,127
    Timberland Bancorp, Inc............................     899       9,853
    Tompkins Financial Corp............................   8,371     392,600
    Torchmark Corp.....................................  43,587   3,275,563
#   TowneBank..........................................  18,870     283,805
#*  Transcontinental Realty Investors, Inc.............     860       9,469
    Travelers Cos., Inc. (The)......................... 100,570   8,174,330
#*  Tree.com, Inc......................................   7,617     247,172
    Trico Bancshares...................................   9,980     247,105
#   TrustCo Bank Corp..................................  66,045     431,274
    Trustmark Corp.....................................  48,324   1,148,178
    U.S. Bancorp....................................... 381,670  15,163,749
    UMB Financial Corp.................................  27,606   1,636,760
#   Umpqua Holdings Corp...............................  77,381   1,358,810
    Union Bankshares Inc/Morrisville...................     337       7,522
    Union First Market Bankshares Corp.................  28,735     662,916
    United Bancshares, Inc.............................     606       9,375
#   United Bankshares, Inc.............................  34,077   1,018,562

                                     1290

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Financials -- (Continued)
*   United Community Banks, Inc........................    30,939 $    516,063
*   United Community Financial Corp....................     1,551        5,475
    United Financial Bancorp, Inc......................    12,423      220,260
    United Fire Group, Inc.............................    16,201      406,645
*   United Security Bancshares.........................     1,961        9,787
    Unity Bancorp, Inc.................................     2,239       17,509
    Universal Insurance Holdings, Inc..................    27,811      310,093
    Univest Corp. of Pennsylvania......................    11,004      206,655
    Unum Group.........................................   125,496    4,040,971
    Validus Holdings, Ltd..............................    75,558    2,714,043
#   Valley National Bancorp............................   131,681    1,275,989
*   Vantagesouth Bancshares, Inc.......................     1,661        9,534
    ViewPoint Financial Group, Inc.....................    34,190      841,758
*   Virginia Commerce Bancorp, Inc.....................    19,729      320,794
*   Virtus Investment Partners, Inc....................     4,371      796,658
    Waddell & Reed Financial, Inc. Class A.............    12,057      781,535
*   Walker & Dunlop, Inc...............................     7,837      110,031
    Washington Banking Co..............................     9,453      168,169
    Washington Federal, Inc............................    73,583    1,609,996
    Washington Trust Bancorp, Inc......................    10,829      356,707
#*  Waterstone Financial, Inc..........................    12,496      131,958
    Wayne Savings Bancshares, Inc......................       243        2,717
    Webster Financial Corp.............................    64,752    1,964,576
    Wells Fargo & Co................................... 1,199,886   54,402,831
    WesBanco, Inc......................................    18,711      534,386
    West Bancorporation, Inc...........................     9,721      143,774
#   Westamerica Bancorporation.........................    19,269      951,118
*   Western Alliance Bancorp...........................    63,101    1,414,724
    Westfield Financial, Inc...........................    18,225      135,959
    Westwood Holdings Group, Inc.......................     2,604      148,871
#   Willis Group Holdings P.L.C........................    35,900    1,545,854
    Wilshire Bancorp, Inc..............................    61,639      613,924
    Wintrust Financial Corp............................    28,441    1,246,569
#*  WisdomTree Investments, Inc........................    16,975      239,687
#*  World Acceptance Corp..............................    10,120      968,383
    WR Berkley Corp....................................    60,320    2,338,003
    WSFS Financial Corp................................     1,362       97,792
    WVS Financial Corp.................................       757        9,625
    XL Group P.L.C.....................................   138,187    3,971,494
*   Yadkin Financial Corp..............................     2,370       44,319
    Zions BanCorp......................................   129,501    3,723,154
*   ZipRealty, Inc.....................................     9,538       39,869
                                                                  ------------
Total Financials.......................................            830,627,908
                                                                  ------------
Health Care -- (10.2%)
#*  Abaxis, Inc........................................     8,090      308,795
    Abbott Laboratories................................   188,846    6,923,094
    AbbVie, Inc........................................    69,977    3,444,968
#*  Acadia Healthcare Co., Inc.........................    15,593      795,867
#*  Accretive Health, Inc..............................     4,574       42,127
#*  Accuray, Inc.......................................    47,276      503,489
*   Acorda Therapeutics, Inc...........................    22,007      645,905
*   Actavis P.L.C......................................    46,094    8,710,844

                                     1291

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Adcare Health Systems, Inc.........................   2,885 $    11,742
*   Addus HomeCare Corp................................   7,645     180,728
    Aetna, Inc......................................... 103,394   7,064,912
#*  Affymax, Inc.......................................  21,288      18,946
*   Affymetrix, Inc....................................  51,400     482,646
    Agilent Technologies, Inc..........................  40,144   2,334,374
#*  Air Methods Corp...................................  22,979   1,181,810
#*  Akorn, Inc.........................................  17,675     401,223
#*  Albany Molecular Research, Inc.....................  19,802     211,881
*   Alere, Inc.........................................  56,574   2,144,155
*   Alexion Pharmaceuticals, Inc.......................  12,000   1,904,760
*   Align Technology, Inc..............................  36,980   2,197,352
*   Alkermes P.L.C.....................................  62,364   3,035,880
    Allergan, Inc......................................  15,701   1,799,335
*   Alliance HealthCare Services, Inc..................   2,580      74,046
*   Allied Healthcare Products, Inc....................     500       1,230
*   Allscripts Healthcare Solutions, Inc............... 129,109   2,138,045
*   Almost Family, Inc.................................   5,870     178,507
*   Alnylam Pharmaceuticals, Inc.......................  15,940   1,333,540
#*  Alphatec Holdings, Inc.............................  36,305      78,782
*   AMAG Pharmaceuticals, Inc..........................  11,068     237,630
#*  Amedisys, Inc......................................  23,177     349,741
    AmerisourceBergen Corp.............................  46,200   3,105,564
    Amgen, Inc.........................................  85,813  10,207,456
*   AMN Healthcare Services, Inc.......................  31,691     478,851
*   Amsurg Corp........................................  21,900     914,325
    Analogic Corp......................................   8,222     786,434
*   AngioDynamics, Inc.................................  16,432     261,433
*   Anika Therapeutics, Inc............................   9,903     329,473
#*  Ariad Pharmaceuticals, Inc.........................  10,169      75,149
*   Arqule, Inc........................................  10,910      24,984
*   ArthroCare Corp....................................  20,359     923,891
#*  athenahealth, Inc..................................   2,911     429,081
*   AtriCure, Inc......................................   3,000      61,500
    Atrion Corp........................................   1,410     376,724
#*  Auxilium Pharmaceuticals, Inc......................  35,141     898,907
#*  AVEO Pharmaceuticals, Inc..........................   6,456      10,652
#*  Baxano Surgical, Inc...............................  11,970      15,322
    Baxter International, Inc..........................  22,821   1,558,674
    Becton Dickinson and Co............................  12,012   1,298,737
*   Bio-Rad Laboratories, Inc. Class A.................  14,801   1,881,503
*   Bio-Rad Laboratories, Inc. Class B.................     630      80,010
#*  Bio-Reference Labs, Inc............................  15,232     409,589
*   Biogen Idec, Inc...................................  16,395   5,125,733
*   BioMarin Pharmaceutical, Inc.......................  15,781   1,086,995
*   BioScrip, Inc......................................  46,935     399,417
*   Biospecifics Technologies Corp.....................   1,000      22,690
*   Biota Pharmaceuticals, Inc.........................   1,431       7,169
*   BioTelemetry, Inc..................................  16,060     117,077
*   Boston Scientific Corp............................. 619,825   8,386,232
*   Bovie Medical Corp.................................   6,717      18,136
    Bristol-Myers Squibb Co............................ 143,332   7,162,300
#*  Brookdale Senior Living, Inc.......................  75,024   2,060,159

                                     1292

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
*   Bruker Corp........................................  20,164 $   410,337
#*  BSD Medical Corp...................................   1,100       1,298
*   Cambrex Corp.......................................  21,555     404,587
    Cantel Medical Corp................................  27,844     882,655
*   Capital Senior Living Corp.........................  18,189     408,707
    Cardinal Health, Inc...............................  31,700   2,156,234
*   CareFusion Corp....................................  96,862   3,949,064
*   CAS Medical Systems, Inc...........................     415         896
*   Celgene Corp.......................................  20,854   3,168,348
#*  Celldex Therapeutics, Inc..........................  37,920     977,578
*   Centene Corp.......................................  30,879   1,871,267
#*  Cepheid, Inc.......................................  10,300     544,458
*   Cerner Corp........................................  28,400   1,615,676
*   Charles River Laboratories International, Inc......  29,465   1,665,656
#   Chemed Corp........................................  13,161   1,038,666
*   Chindex International, Inc.........................   4,875      80,243
    Cigna Corp.........................................  70,425   6,078,382
*   Community Health Systems, Inc......................  72,817   3,015,352
#   Computer Programs & Systems, Inc...................   3,269     218,435
    CONMED Corp........................................  17,455     732,237
    Cooper Cos., Inc. (The)............................  30,523   3,793,398
*   Corvel Corp........................................  13,298     629,793
*   Covance, Inc.......................................  30,579   2,891,550
    Covidien P.L.C.....................................  44,304   3,023,305
    CR Bard, Inc.......................................   4,700     609,073
*   Cross Country Healthcare, Inc......................  21,341     230,483
    CryoLife, Inc......................................  17,137     184,908
#*  Cubist Pharmaceuticals, Inc........................  38,122   2,786,337
#*  Cumberland Pharmaceuticals, Inc....................  12,297      57,796
*   Cutera, Inc........................................   8,996      85,462
*   Cyberonics, Inc....................................   8,655     578,154
*   Cynosure, Inc. Class A.............................  14,888     399,445
*   DaVita HealthCare Partners, Inc....................  60,396   3,921,512
    Daxor Corp.........................................   1,894      13,419
    DENTSPLY International, Inc........................  35,485   1,637,278
*   Depomed, Inc.......................................   9,997     119,964
    Digirad Corp.......................................   8,621      30,174
#*  Durect Corp........................................   2,398       5,012
#*  Edwards Lifesciences Corp..........................  10,600     690,272
    Eli Lilly & Co.....................................  48,546   2,621,969
*   Emergent Biosolutions, Inc.........................  24,183     578,699
*   Emeritus Corp......................................  27,130     598,217
#*  Endo Health Solutions, Inc.........................  70,799   4,664,238
#*  Endocyte, Inc......................................   5,776      68,561
    Ensign Group, Inc. (The)...........................  15,555     652,066
*   Enzo Biochem, Inc..................................  22,936      64,450
    Enzon Pharmaceuticals, Inc.........................  28,575      25,718
*   Exactech, Inc......................................   8,140     181,359
#*  ExamWorks Group, Inc...............................  18,219     560,963
*   Express Scripts Holding Co......................... 163,258  12,193,740
*   Five Star Quality Care, Inc........................  31,330     170,122
*   Forest Laboratories, Inc...........................  76,015   5,039,795
#*  Furiex Pharmaceuticals, Inc........................   5,764     267,219

                                     1293

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Gentiva Health Services, Inc.......................  20,482 $   232,676
*   Gilead Sciences, Inc...............................  65,300   5,266,445
*   Globus Medical, Inc. Class A.......................   9,853     230,560
*   Greatbatch, Inc....................................  14,728     626,087
#*  GTx, Inc...........................................   8,578      15,526
#*  Haemonetics Corp...................................  37,242   1,411,099
*   Hanger, Inc........................................  22,861     772,930
*   Harvard Apparatus Regenerative Technology, Inc.....   4,721      19,309
*   Harvard Bioscience, Inc............................  18,886      83,476
*   HCA Holdings, Inc..................................  15,818     795,171
*   Health Net, Inc....................................  56,130   1,846,116
    HealthSouth Corp...................................  27,299     849,545
*   HealthStream, Inc..................................  12,289     356,627
#*  Healthways, Inc....................................  24,352     372,829
*   Henry Schein, Inc..................................  27,023   3,104,673
#*  Hi-Tech Pharmacal Co., Inc.........................   8,775     379,607
#   Hill-Rom Holdings, Inc.............................  42,471   1,540,423
#*  HMS Holdings Corp..................................   7,613     175,327
#*  Hologic, Inc....................................... 109,285   2,334,328
#*  Horizon Pharma, Inc................................   1,510      14,889
*   Hospira, Inc.......................................  48,274   2,124,539
    Humana, Inc........................................  63,837   6,211,340
*   ICU Medical, Inc...................................  10,064     649,229
#*  Idera Pharmaceuticals, Inc.........................  12,551      58,237
#*  IDEXX Laboratories, Inc............................   8,700     994,062
#*  Illumina, Inc......................................   8,304   1,262,208
#*  Immunomedics, Inc..................................   7,638      37,044
*   Impax Laboratories, Inc............................  48,223   1,115,880
*   Incyte Corp., Ltd..................................  40,400   2,647,008
#*  Infinity Pharmaceuticals, Inc......................  11,550     148,418
#*  Insys Therapeutics, Inc............................     961      56,536
*   Integra LifeSciences Holdings Corp.................  18,585     863,459
*   Intuitive Surgical, Inc............................   2,000     815,160
    Invacare Corp......................................  22,030     444,565
#*  IPC The Hospitalist Co., Inc.......................  11,809     630,364
*   Iridex Corp........................................   1,074       9,097
#*  Isis Pharmaceuticals, Inc..........................     351      17,922
*   Jazz Pharmaceuticals P.L.C.........................  22,546   3,419,326
    Johnson & Johnson.................................. 212,204  18,773,688
    Kewaunee Scientific Corp...........................     674      11,188
#   Kindred Healthcare, Inc............................  39,834     754,456
#*  Laboratory Corp. of America Holdings...............  21,084   1,893,976
    Landauer, Inc......................................   2,642     121,981
*   Lannett Co., Inc...................................  16,948     598,603
*   LCA-Vision, Inc....................................   9,225      38,930
    LeMaitre Vascular, Inc.............................   9,392      74,854
#*  LHC Group, Inc.....................................  11,292     259,039
*   Life Technologies Corp.............................  49,868   3,793,459
*   LifePoint Hospitals, Inc...........................  32,623   1,729,345
#*  Ligand Pharmaceuticals, Inc. Class B...............   2,105     130,384
#*  Luminex Corp.......................................  22,722     415,131
*   Magellan Health Services, Inc......................  21,872   1,308,602
#*  Mallinckrodt P.L.C.................................  19,215   1,111,203

                                     1294

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CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Health Care -- (Continued)
*   Masimo Corp........................................    26,091 $   763,162
o*  Maxygen, Inc.......................................    19,082         572
    McKesson Corp......................................    22,964   4,005,151
*   MedAssets, Inc.....................................    44,267     975,645
o*  MedCath Corp.......................................     9,997      19,994
*   Medical Action Industries, Inc.....................     9,533      70,735
*   Medicines Co. (The)................................    43,337   1,506,394
#*  MediciNova, Inc....................................     4,504      10,404
*   Medidata Solutions, Inc............................    11,794     744,201
#*  Medivation, Inc....................................    14,686   1,169,006
*   MEDNAX, Inc........................................    68,640   3,819,130
    Medtronic, Inc.....................................    93,790   5,304,762
    Merck & Co., Inc...................................   589,040  31,201,449
#*  Merge Healthcare, Inc..............................    13,408      28,827
#   Meridian Bioscience, Inc...........................     4,579     104,310
*   Merit Medical Systems, Inc.........................    29,445     423,125
#*  Metabolix, Inc.....................................     1,632       2,334
*   Mettler-Toledo International, Inc..................     2,600     640,380
*   Misonix, Inc.......................................       434       2,226
*   Molina Healthcare, Inc.............................    31,992   1,151,712
*   Momenta Pharmaceuticals, Inc.......................    36,572     654,639
*   MWI Veterinary Supply, Inc.........................     6,659   1,240,305
*   Mylan, Inc.........................................   135,096   6,134,709
#*  Myriad Genetics, Inc...............................    57,031   1,575,767
#   National Healthcare Corp...........................     8,490     441,480
*   National Research Corp. Class A....................     8,340     125,100
#   National Research Corp. Class B....................     1,390      55,127
*   Natus Medical, Inc.................................    21,699     561,787
*   Neogen Corp........................................    14,314     601,474
#*  NPS Pharmaceuticals, Inc...........................    11,849     423,957
*   NuVasive, Inc......................................    31,805   1,190,779
    Omnicare, Inc......................................    73,936   4,618,043
*   Omnicell, Inc......................................    24,365     629,104
#*  OncoGenex Pharmaceutical, Inc......................       900       9,720
#*  Opko Health, Inc...................................    39,780     315,455
*   OraSure Technologies, Inc..........................    26,256     154,123
*   Orthofix International NV..........................    11,982     246,230
#*  Osiris Therapeutics, Inc...........................     6,988     109,083
#   Owens & Minor, Inc.................................    45,809   1,586,824
#*  Pacific Biosciences of California, Inc.............    18,247     131,013
*   Pain Therapeutics, Inc.............................    21,575      89,752
*   PAREXEL International Corp.........................    39,643   1,934,975
    Patterson Cos., Inc................................    58,491   2,337,300
*   PDI, Inc...........................................     8,907      51,572
#   PDL BioPharma, Inc.................................    61,804     562,416
    PerkinElmer, Inc...................................    79,819   3,480,108
#*  Pernix Therapeutics Holdings.......................       733       1,679
    Perrigo Co. P.L.C..................................     9,415   1,465,539
    Pfizer, Inc........................................ 1,496,557  45,495,333
*   PharMerica Corp....................................    21,494     523,164
#*  PhotoMedex, Inc....................................     1,599      22,242
    Pozen, Inc.........................................    19,179     150,363
*   Prestige Brands Holdings, Inc......................    37,083   1,122,132

                                     1295

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Health Care -- (Continued)
#*  Progenics Pharmaceuticals, Inc.....................  40,462 $   193,408
*   ProPhase Labs, Inc.................................   2,300       4,761
*   Providence Service Corp. (The).....................   9,476     250,072
#*  pSivida Corp.......................................   8,193      38,507
#   Quality Systems, Inc...............................  33,435     615,538
#   Quest Diagnostics, Inc.............................  36,218   1,901,445
#   Questcor Pharmaceuticals, Inc......................  23,700   1,588,137
#*  Quidel Corp........................................  21,044     622,061
*   RadNet, Inc........................................  10,798      20,408
*   Regeneron Pharmaceuticals, Inc.....................  13,800   3,982,542
#*  Repligen Corp......................................  22,589     349,678
#   ResMed, Inc........................................  48,888   2,132,006
*   Rigel Pharmaceuticals, Inc.........................  42,890     129,957
*   RTI Surgical, Inc..................................  36,333     112,632
#*  Sagent Pharmaceuticals, Inc........................  10,885     206,053
*   Salix Pharmaceuticals, Ltd.........................  18,332   1,784,437
#*  Sangamo Biosciences, Inc...........................  10,337     199,918
#*  Sciclone Pharmaceuticals, Inc......................  36,986     173,834
#*  Seattle Genetics, Inc..............................  19,300     865,798
    Select Medical Holdings Corp.......................  83,479     901,573
#*  Sirona Dental Systems, Inc.........................  29,087   2,092,519
#*  Skilled Healthcare Group, Inc. Class A.............  15,517      70,913
#   Span-America Medical Systems, Inc..................   1,468      29,125
*   Special Diversified Opportunities, Inc.............   5,707       6,449
*   Spectranetics Corp.................................  19,200     499,584
#*  Spectrum Pharmaceuticals, Inc......................  36,097     303,576
    St Jude Medical, Inc...............................  73,363   4,455,335
*   Staar Surgical Co..................................  10,301     169,142
#*  Stereotaxis, Inc...................................     260       1,334
    STERIS Corp........................................  36,289   1,665,302
    Stryker Corp.......................................  22,435   1,740,956
#*  Sucampo Pharmaceuticals, Inc. Class A..............   7,118      58,795
*   SurModics, Inc.....................................  11,126     271,252
*   Symmetry Medical, Inc..............................  23,856     231,880
*   Targacept, Inc.....................................  10,016      44,171
*   Team Health Holdings, Inc..........................  15,305     660,564
    Techne Corp........................................   4,502     409,097
#   Teleflex, Inc......................................  27,140   2,541,390
#*  Tenet Healthcare Corp..............................  68,727   3,162,129
#*  Theravance, Inc....................................   5,192     191,169
    Thermo Fisher Scientific, Inc......................  80,154   9,228,932
*   Thoratec Corp......................................  40,232   1,405,706
*   Tornier NV.........................................   8,248     150,031
#*  Transcept Pharmaceuticals, Inc.....................   9,491      31,510
*   Triple-S Management Corp. Class B..................  16,186     288,758
#*  United Therapeutics Corp...........................  27,117   2,782,747
    UnitedHealth Group, Inc............................ 216,908  15,678,110
    Universal American Corp............................  57,129     402,759
    Universal Health Services, Inc. Class B............  53,642   4,399,717
    US Physical Therapy, Inc...........................   8,202     258,445
#   Utah Medical Products, Inc.........................   2,338     124,382
#*  Varian Medical Systems, Inc........................   7,597     617,712
*   Vascular Solutions, Inc............................  10,690     251,856

                                     1296

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Health Care -- (Continued)
*   VCA Antech, Inc....................................  62,462 $  1,995,036
*   Vertex Pharmaceuticals, Inc........................  13,281    1,049,730
#*  Vical, Inc.........................................   7,615       10,280
#*  Volcano Corp.......................................  11,175      234,563
*   Waters Corp........................................   7,000      757,890
*   WellCare Health Plans, Inc.........................  30,440    1,981,948
    WellPoint, Inc.....................................  83,721    7,200,006
    West Pharmaceutical Services, Inc..................  44,772    2,124,431
*   Wright Medical Group, Inc..........................  31,608      961,199
#*  XenoPort, Inc......................................  16,288       93,656
#*  Zalicus, Inc.......................................     206          303
    Zimmer Holdings, Inc...............................  54,916    5,160,457
    Zoetis, Inc........................................ 386,123   11,722,694
                                                                ------------
Total Health Care......................................          482,367,042
                                                                ------------
Industrials -- (12.5%)
    3M Co..............................................  36,437    4,670,859
    AAON, Inc..........................................  23,691      702,675
    AAR Corp...........................................  26,981      719,044
    ABM Industries, Inc................................  38,618    1,029,556
#   Acacia Research Corp...............................  30,969      427,992
*   ACCO Brands Corp...................................  53,691      311,945
#*  Accuride Corp......................................   4,400       16,764
    Aceto Corp.........................................  20,102      428,575
    Acme United Corp...................................     700       10,192
#   Acorn Energy, Inc..................................   7,525       26,112
    Actuant Corp. Class A..............................  50,752    1,736,733
    Acuity Brands, Inc.................................  20,533    2,608,512
*   Adept Technology, Inc..............................   5,898      101,858
#   ADT Corp. (The)....................................  52,218    1,568,629
#*  Advisory Board Co. (The)...........................  11,167      706,983
*   AECOM Technology Corp..............................  73,717    2,113,466
*   Aegion Corp........................................  27,957      573,678
*   Aerovironment, Inc.................................  16,340      487,259
    AGCO Corp..........................................  59,739    3,185,881
*   Air Transport Services Group, Inc..................  40,475      254,588
    Alamo Group, Inc...................................   8,210      412,306
    Alaska Air Group, Inc..............................  48,438    3,829,993
    Albany International Corp. Class A.................  19,909      688,254
    Allegiant Travel Co................................  11,255    1,024,993
*   Allegion P.L.C.....................................  21,466    1,059,347
    Alliant Techsystems, Inc...........................  22,859    3,284,838
o*  Allied Defense Group, Inc..........................   2,821          226
    Allied Motion Technologies, Inc....................   3,866       43,763
    Altra Industrial Motion Corp.......................  18,847      591,042
    AMERCO.............................................  12,397    2,761,184
#*  Ameresco, Inc. Class A.............................  16,123      158,973
#*  American Airlines Group, Inc.......................  69,511    2,332,094
#   American Railcar Industries, Inc...................  15,398      753,270
    American Science & Engineering, Inc................   5,489      375,393
#*  American Superconductor Corp.......................   2,515        3,773
*   American Woodmark Corp.............................  10,604      372,306
    AMETEK, Inc........................................  34,744    1,717,048

                                     1297

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Industrials -- (Continued)
    Ampco-Pittsburgh Corp..............................  4,586 $   81,677
*   AMREP Corp.........................................  2,552     18,374
    AO Smith Corp...................................... 49,842  2,353,539
    Apogee Enterprises, Inc............................ 21,117    713,755
    Applied Industrial Technologies, Inc............... 30,229  1,527,774
*   ARC Document Solutions, Inc........................ 32,499    246,342
    Argan, Inc.........................................  9,792    278,191
    Arkansas Best Corp................................. 18,043    618,694
*   Armstrong World Industries, Inc.................... 34,300  1,909,824
*   Arotech Corp.......................................  3,575      9,545
    Astec Industries, Inc.............................. 15,187    564,956
*   Astronics Corp.....................................  7,969    482,722
*   Astronics Corp. Class B............................  1,529     91,847
*   Atlas Air Worldwide Holdings, Inc.................. 18,103    639,579
*   Avis Budget Group, Inc............................. 75,856  2,860,530
#   AZZ, Inc........................................... 17,593    735,563
*   B/E Aerospace, Inc................................. 44,617  3,545,713
    Babcock & Wilcox Co. (The)......................... 37,883  1,298,629
    Baltic Trading, Ltd................................ 10,262     59,417
    Barnes Group, Inc.................................. 35,773  1,339,341
    Barrett Business Services, Inc.....................  5,822    456,503
*   Beacon Roofing Supply, Inc......................... 33,648  1,271,558
*   Blount International, Inc.......................... 27,785    356,204
*   BlueLinx Holdings, Inc............................. 24,060     38,255
    Boeing Co. (The)................................... 26,650  3,338,179
    Brady Corp. Class A................................ 32,230    881,813
*   Breeze-Eastern Corp................................  3,679     34,399
#   Briggs & Stratton Corp............................. 33,003    695,373
    Brink's Co. (The).................................. 33,885  1,072,121
#*  Builders FirstSource, Inc.......................... 27,781    223,637
*   CAI International, Inc............................. 14,029    290,260
    Carlisle Cos., Inc................................. 36,052  2,686,956
*   Casella Waste Systems, Inc. Class A................ 16,083     82,506
#   Caterpillar, Inc................................... 31,260  2,935,627
#*  CBIZ, Inc.......................................... 35,271    303,331
    CDI Corp........................................... 12,053    206,347
    Ceco Environmental Corp............................ 12,718    197,638
    Celadon Group, Inc................................. 16,017    332,833
#   CH Robinson Worldwide, Inc.........................  7,700    450,758
#*  Chart Industries, Inc.............................. 18,319  1,565,175
    Chicago Bridge & Iron Co. NV....................... 10,589    794,069
#   Cintas Corp........................................ 48,881  2,789,639
    CIRCOR International, Inc.......................... 12,463    897,585
#   CLARCOR, Inc....................................... 27,008  1,496,783
#*  Clean Harbors, Inc................................. 25,998  1,457,968
#*  CNH Industrial NV.................................. 38,995    411,007
    Coleman Cable, Inc.................................  4,574    120,022
#*  Colfax Corp........................................ 52,403  3,157,281
*   Columbus McKinnon Corp............................. 13,765    340,271
    Comfort Systems USA, Inc........................... 26,506    451,662
*   Command Security Corp..............................    800      1,848
*   Commercial Vehicle Group, Inc......................  6,508     52,064
    Compx International, Inc...........................    294      3,834

                                     1298

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Con-way, Inc.......................................  39,213 $1,508,524
*   Consolidated Graphics, Inc.........................   6,607    428,398
*   Copart, Inc........................................  49,606  1,700,494
    Corporate Executive Board Co. (The)................  11,331    828,296
    Courier Corp.......................................   6,202     97,930
    Covanta Holding Corp...............................  93,374  1,680,732
*   Covenant Transportation Group, Inc. Class A........   6,552     57,396
*   CPI Aerostructures, Inc............................   3,637     50,372
*   CRA International, Inc.............................   6,409    120,874
    Crane Co...........................................  30,666  1,936,865
    CSX Corp........................................... 226,816  6,103,619
    Cubic Corp.........................................  17,270    855,383
    Cummins, Inc.......................................  12,936  1,642,613
    Curtiss-Wright Corp................................  32,577  2,000,879
    Danaher Corp.......................................  94,516  7,031,045
#   Deere & Co.........................................  11,800  1,014,328
    Delta Air Lines, Inc............................... 162,660  4,979,023
    Deluxe Corp........................................  28,430  1,380,277
#*  DigitalGlobe, Inc..................................  52,476  2,003,534
*   Dolan Co. (The)....................................  10,305      1,855
    Donaldson Co., Inc.................................  12,200    503,372
    Douglas Dynamics, Inc..............................  14,575    211,629
    Dover Corp.........................................  45,729  3,958,302
*   Ducommun, Inc......................................   6,406    182,571
#   Dun & Bradstreet Corp. (The).......................  10,986  1,208,460
*   DXP Enterprises, Inc...............................   9,019    866,185
*   Dycom Industries, Inc..............................  23,221    646,240
    Dynamic Materials Corp.............................   8,288    180,927
    Eastern Co. (The)..................................   1,960     30,458
    Eaton Corp. P.L.C..................................  93,635  6,843,782
#*  Echo Global Logistics, Inc.........................  16,716    339,168
    Ecology and Environment, Inc. Class A..............     903     10,276
    EMCOR Group, Inc...................................  44,935  1,910,187
    Emerson Electric Co................................  40,260  2,654,744
    Encore Wire Corp...................................  15,183    775,699
#*  Energy Recovery, Inc...............................  25,110    107,471
*   EnerNOC, Inc.......................................  20,527    459,805
#   EnerSys, Inc.......................................  32,722  2,227,059
*   Engility Holdings, Inc.............................   9,824    376,357
    Ennis, Inc.........................................  15,285    221,174
#*  EnPro Industries, Inc..............................  14,948  1,084,328
    Equifax, Inc.......................................  42,708  2,992,122
    ESCO Technologies, Inc.............................  18,258    637,204
#   Espey Manufacturing & Electronics Corp.............   1,611     50,344
*   Esterline Technologies Corp........................  21,888  2,253,370
    Exelis, Inc........................................ 125,142  2,451,532
    Expeditors International of Washington, Inc........  14,733    601,990
    Exponent, Inc......................................   7,570    546,705
#   Fastenal Co........................................  19,684    864,718
*   Federal Signal Corp................................  44,280    545,530
    FedEx Corp.........................................  65,739  8,764,323
*   Flow International Corp............................  29,934    120,933
    Flowserve Corp.....................................  42,720  3,089,938

                                     1299

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Industrials -- (Continued)
    Fluor Corp.........................................    38,534 $ 2,927,043
    Fortune Brands Home & Security, Inc................    74,459   3,355,123
    Forward Air Corp...................................    21,111     940,284
*   Franklin Covey Co..................................    11,113     212,369
    Franklin Electric Co., Inc.........................    34,022   1,355,436
#   FreightCar America, Inc............................     8,014     184,162
*   FTI Consulting, Inc................................    28,176   1,044,484
*   Fuel Tech, Inc.....................................    14,209      94,064
*   Furmanite Corp.....................................    26,849     313,596
    G&K Services, Inc. Class A.........................    13,702     765,805
#   GATX Corp..........................................    31,809   1,841,741
#*  Genco Shipping & Trading, Ltd......................    24,121      50,895
*   Gencor Industries, Inc.............................     1,500      13,740
#*  GenCorp, Inc.......................................    27,116     461,514
#   Generac Holdings, Inc..............................    33,070   1,591,659
#   General Cable Corp.................................    34,348     979,948
    General Dynamics Corp..............................    67,063   6,794,153
    General Electric Co................................ 2,422,221  60,870,414
*   Genesee & Wyoming, Inc. Class A....................    35,547   3,211,316
*   Gibraltar Industries, Inc..........................    20,489     365,934
    Global Power Equipment Group, Inc..................     8,836     157,369
#*  Goldfield Corp. (The)..............................     6,617      13,234
    Gorman-Rupp Co. (The)..............................    16,735     532,675
*   GP Strategies Corp.................................    13,005     360,889
    Graco, Inc.........................................     8,200     569,818
#*  GrafTech International, Ltd........................    85,636     877,769
    Graham Corp........................................     7,242     258,612
    Granite Construction, Inc..........................    27,367     911,047
*   Great Lakes Dredge & Dock Corp.....................    41,207     310,289
*   Greenbrier Cos., Inc...............................    19,443     713,364
    Griffon Corp.......................................    40,850     513,076
*   H&E Equipment Services, Inc........................    22,012     666,523
    Hardinge, Inc......................................     7,010      96,528
    Harsco Corp........................................    57,627   1,463,150
#*  Hawaiian Holdings, Inc.............................    36,991     375,829
#   Healthcare Services Group, Inc.....................    11,172     303,096
#   Heartland Express, Inc.............................    60,127   1,266,275
#   HEICO Corp.........................................    17,301     920,759
    HEICO Corp. Class A................................    29,227   1,138,392
    Heidrick & Struggles International, Inc............    10,647     177,592
#*  Heritage-Crystal Clean, Inc........................     1,500      24,930
    Herman Miller, Inc.................................    24,203     678,410
*   Hertz Global Holdings, Inc.........................   126,584   3,293,716
*   Hexcel Corp........................................    51,228   2,135,183
*   Hill International, Inc............................    20,714      94,042
    HNI Corp...........................................    30,203   1,036,265
    Honeywell International, Inc.......................    42,942   3,917,599
    Houston Wire & Cable Co............................    12,789     169,198
*   Hub Group, Inc. Class A............................    25,672   1,064,104
    Hubbell, Inc. Class A..............................     1,849     195,458
    Hubbell, Inc. Class B..............................    20,703   2,416,661
*   Hudson Global, Inc.................................    18,692      74,207
    Huntington Ingalls Industries, Inc.................    27,115   2,576,467

                                     1300

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Hurco Cos., Inc....................................   3,200 $   82,944
*   Huron Consulting Group, Inc........................  16,609  1,100,180
    Hyster-Yale Materials Handling, Inc................   8,680    744,397
*   ICF International, Inc.............................  12,843    432,295
    IDEX Corp..........................................  48,140  3,466,561
*   IHS, Inc. Class A..................................   7,882    893,898
*   II-VI, Inc.........................................  40,830    623,474
    Illinois Tool Works, Inc...........................  40,408  3,186,979
    Ingersoll-Rand P.L.C...............................  64,400  3,786,076
#*  InnerWorkings, Inc.................................  27,897    210,343
#*  Innovative Solutions & Support, Inc................  12,137     82,532
    Insperity, Inc.....................................  17,395    574,383
    Insteel Industries, Inc............................  12,116    225,721
*   Integrated Electrical Services, Inc................   2,632     16,055
    Interface, Inc.....................................  34,485    722,461
    International Shipholding Corp.....................   2,771     74,235
#   Intersections, Inc.................................  12,990     96,126
    Iron Mountain, Inc.................................  39,763  1,050,141
    ITT Corp...........................................  41,501  1,699,466
*   Jacobs Engineering Group, Inc......................  35,863  2,177,243
    JB Hunt Transport Services, Inc....................   9,866    740,443
#*  JetBlue Airways Corp............................... 200,471  1,756,126
    John Bean Technologies Corp........................  17,411    537,478
#   Joy Global, Inc....................................  34,587  1,825,848
    Kadant, Inc........................................   6,702    240,669
    Kaman Corp.........................................  34,833  1,350,127
    Kansas City Southern...............................  45,300  4,783,227
    KAR Auction Services, Inc..........................  95,613  2,659,954
    KBR, Inc........................................... 102,511  3,208,594
    Kelly Services, Inc. Class A.......................  25,320    607,174
#   Kennametal, Inc....................................  54,483  2,361,293
*   Key Technology, Inc................................   1,967     25,060
    Kforce, Inc........................................  24,155    437,930
    Kimball International, Inc. Class B................  21,552    320,478
#*  Kirby Corp.........................................  40,855  4,076,920
#   Knight Transportation, Inc.........................  55,536  1,185,694
    Knoll, Inc.........................................  32,833    545,028
*   Korn/Ferry International...........................  34,010    797,875
#*  Kratos Defense & Security Solutions, Inc...........  37,983    274,617
    L-3 Communications Holdings, Inc...................  42,513  4,721,919
    Landstar System, Inc...............................  11,763    675,667
*   Lawson Products, Inc...............................   3,994     56,795
#*  Layne Christensen Co...............................  13,818    234,353
    LB Foster Co. Class A..............................   6,848    294,875
    Lennox International, Inc..........................   9,600    830,976
    Lincoln Electric Holdings, Inc.....................  41,455  2,868,686
#   Lindsay Corp.......................................   8,438    717,230
#*  LMI Aerospace, Inc.................................   6,879     94,930
    Lockheed Martin Corp...............................  12,684  1,914,142
    LS Starrett Co. (The) Class A......................   2,029     32,464
    LSI Industries, Inc................................  16,278    137,386
*   Lydall, Inc........................................  10,270    181,471
*   Magnetek, Inc......................................     495     12,266

                                     1301

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
#   Manitowoc Co., Inc. (The)..........................  85,010 $2,418,534
    Manpowergroup, Inc.................................  52,187  4,065,367
    Marten Transport, Ltd..............................  23,933    456,402
    Masco Corp.........................................  55,907  1,182,992
#*  MasTec, Inc........................................  51,008  1,833,228
    Matson, Inc........................................  29,425    704,140
    McGrath RentCorp...................................  16,449    602,362
*   Meritor, Inc.......................................  51,120    561,298
*   Metalico, Inc......................................  26,746     48,410
*   Mfri, Inc..........................................   2,769     40,206
*   Middleby Corp......................................   8,298  2,046,121
    Miller Industries, Inc.............................   7,049    129,279
    Mine Safety Appliances Co..........................  23,495  1,183,678
*   Mistras Group, Inc.................................  15,986    373,433
*   Mobile Mini, Inc...................................  32,075  1,240,340
*   Moog, Inc. Class A.................................  27,513  1,652,431
#*  Moog, Inc. Class B.................................   2,629    158,318
*   MRC Global, Inc....................................  39,851  1,112,640
    MSC Industrial Direct Co., Inc. Class A............   7,500    630,150
    Mueller Industries, Inc............................  25,365  1,578,718
    Mueller Water Products, Inc. Class A............... 111,361    966,613
    Multi-Color Corp...................................   8,140    292,714
*   MYR Group, Inc.....................................  14,348    359,704
*   National Presto Industries, Inc....................   4,062    309,078
*   Navigant Consulting, Inc...........................  34,920    613,544
#*  Navistar International Corp........................  22,431    691,323
*   NCI Building Systems, Inc..........................   2,024     37,323
    Nielsen Holdings NV................................  31,354  1,325,961
    NL Industries, Inc.................................  27,435    302,882
    NN, Inc............................................  11,956    211,502
    Nordson Corp.......................................  21,100  1,462,652
    Norfolk Southern Corp..............................  68,570  6,348,896
*   Nortek, Inc........................................     324     24,368
    Northrop Grumman Corp..............................  56,649  6,545,792
*   Northwest Pipe Co..................................   5,952    208,796
#*  Ocean Power Technologies, Inc......................   3,894      9,034
*   Old Dominion Freight Line, Inc.....................  47,799  2,592,618
    Omega Flex, Inc....................................   3,089     61,656
*   On Assignment, Inc.................................  38,185  1,133,331
*   Orbital Sciences Corp..............................  41,401  1,012,254
*   Orion Energy Systems, Inc..........................  12,381     81,591
*   Orion Marine Group, Inc............................   5,067     56,750
    Oshkosh Corp.......................................  62,281  3,371,893
*   Owens Corning......................................  79,942  3,049,787
    PACCAR, Inc........................................  19,500  1,092,000
*   Pacer International, Inc...........................  25,068    220,849
    Pall Corp..........................................   3,003    240,540
*   PAM Transportation Services, Inc...................   4,434     87,793
*   Park-Ohio Holdings Corp............................   8,687    415,239
    Parker Hannifin Corp...............................  36,623  4,151,950
*   Patrick Industries, Inc............................   7,312    263,232
*   Patriot Transportation Holding, Inc................   4,416    161,096
*   Pendrell Corp......................................  18,245     26,638

                                     1302

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Industrials -- (Continued)
    Pentair, Ltd.......................................  70,577 $5,245,988
*   PGT, Inc...........................................  21,764    232,440
*   Pike Corp..........................................  23,738    250,199
    Pitney Bowes, Inc..................................  18,542    466,888
#*  Polypore International, Inc........................  32,177  1,066,668
    Powell Industries, Inc.............................   7,854    482,314
*   PowerSecure International, Inc.....................  14,855    286,702
    Precision Castparts Corp...........................  13,600  3,464,600
    Preformed Line Products Co.........................   3,262    220,120
    Primoris Services Corp.............................  35,580  1,130,377
#*  Proto Labs, Inc....................................   6,599    523,697
    Providence and Worcester Railroad Co...............     361      6,769
    Quad/Graphics, Inc.................................     962     22,059
*   Quality Distribution, Inc..........................  13,962    191,978
    Quanex Building Products Corp......................  25,835    489,573
*   Quanta Services, Inc...............................  83,190  2,593,032
#   Raven Industries, Inc..............................  15,679    587,179
    Raytheon Co........................................  50,572  4,807,880
*   RBC Bearings, Inc..................................  15,860  1,028,362
*   RCM Technologies, Inc..............................   6,052     40,730
#*  Real Goods Solar, Inc. Class A.....................   2,594     10,246
    Regal-Beloit Corp..................................  30,979  2,295,234
*   Republic Airways Holdings, Inc.....................  31,878    312,723
    Republic Services, Inc............................. 117,619  3,767,337
    Resources Connection, Inc..........................  28,136    379,273
#*  Rexnord Corp.......................................   3,893    101,140
*   Roadrunner Transportation Systems, Inc.............  25,148    660,135
    Robert Half International, Inc.....................  20,204    844,123
    Rockwell Automation, Inc...........................  21,300  2,446,092
#   Rockwell Collins, Inc..............................  10,858    820,430
    Rollins, Inc.......................................  15,185    437,632
    Roper Industries, Inc..............................  27,889  3,827,486
*   RPX Corp...........................................  36,447    591,170
    RR Donnelley & Sons Co.............................  96,514  1,782,614
#*  Rush Enterprises, Inc. Class A.....................  20,327    561,838
*   Rush Enterprises, Inc. Class B.....................   1,308     30,646
    Ryder System, Inc..................................  37,176  2,646,559
*   Saia, Inc..........................................  16,792    565,219
    Schawk, Inc........................................  15,296    184,776
#   SIFCO Industries, Inc..............................   1,400     41,622
    Simpson Manufacturing Co., Inc.....................  34,017  1,108,954
    SkyWest, Inc.......................................  33,500    435,835
*   SL Industries, Inc.................................   4,400    114,488
    Snap-on, Inc.......................................  35,034  3,508,655
    Southwest Airlines Co.............................. 327,864  6,868,751
*   SP Plus Corp.......................................   8,787    221,960
*   Sparton Corp.......................................   5,343    148,909
*   Spirit Aerosystems Holdings, Inc. Class A..........  83,702  2,838,335
*   Spirit Airlines, Inc...............................  33,102  1,552,484
    SPX Corp...........................................  33,140  3,299,750
#*  Standard Register Co. (The)........................   2,435     17,069
    Standex International Corp.........................   9,071    515,958
    Stanley Black & Decker, Inc........................  54,497  4,218,068

                                     1303

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Steelcase, Inc. Class A............................  61,953 $   915,046
*   Stericycle, Inc....................................   7,200     842,832
*   Sterling Construction Co., Inc.....................  10,423     112,777
    Sun Hydraulics Corp................................  13,632     498,250
#*  Swift Transportation Co............................  59,232   1,291,258
    Sypris Solutions, Inc..............................   8,523      25,484
#   TAL International Group, Inc.......................  23,766   1,022,651
*   Taser International, Inc...........................  35,700     573,342
*   Team, Inc..........................................  13,373     566,079
*   Tecumseh Products Co. Class A......................   7,013      58,909
*   Tecumseh Products Co. Class B......................     732       6,090
*   Teledyne Technologies, Inc.........................  20,056   1,842,545
    Tennant Co.........................................   9,900     634,887
    Terex Corp.........................................  78,722   3,227,602
*   Tetra Tech, Inc....................................  43,289   1,277,458
#   Textainer Group Holdings, Ltd......................  36,115   1,310,613
    Textron, Inc.......................................  72,595   2,577,122
*   Thermon Group Holdings, Inc........................  15,179     411,047
    Timken Co..........................................  56,700   3,193,911
    Titan International, Inc...........................  33,766     565,918
#*  Titan Machinery, Inc...............................  13,896     226,505
    Toro Co. (The).....................................  20,800   1,317,888
    Towers Watson & Co. Class A........................  13,522   1,580,992
    TransDigm Group, Inc...............................   6,384   1,066,320
*   TRC Cos., Inc......................................  14,409      97,837
*   Trex Co., Inc......................................   8,812     619,748
*   Trimas Corp........................................  27,814     967,927
    Trinity Industries, Inc............................  55,168   3,212,433
    Triumph Group, Inc.................................  34,541   2,363,295
*   TrueBlue, Inc......................................  29,296     718,631
*   Tufco Technologies, Inc............................     400       2,424
*   Tutor Perini Corp..................................  34,334     775,948
    Twin Disc, Inc.....................................   8,316     196,008
    Tyco International, Ltd............................  79,518   3,219,684
*   Ultralife Corp.....................................   9,810      40,810
    UniFirst Corp......................................  10,127   1,071,437
    Union Pacific Corp................................. 104,921  18,281,435
#*  United Continental Holdings, Inc...................  86,896   3,983,313
    United Parcel Service, Inc. Class B................  21,474   2,044,969
#*  United Rentals, Inc................................  45,180   3,656,869
#   United Stationers, Inc.............................  27,489   1,138,869
    United Technologies Corp...........................  53,815   6,135,986
    Universal Forest Products, Inc.....................  12,053     633,385
#   Universal Truckload Services, Inc..................   8,839     256,419
    URS Corp...........................................  51,132   2,566,826
    US Ecology, Inc....................................  13,049     466,632
#*  USA Truck, Inc.....................................   6,487      95,683
*   USG Corp...........................................  45,809   1,401,755
    UTi Worldwide, Inc.................................  72,861   1,141,003
#   Valmont Industries, Inc............................  14,619   2,139,929
*   Verisk Analytics, Inc. Class A.....................   7,138     455,833
*   Versar, Inc........................................   2,944      14,396
    Viad Corp..........................................  13,879     364,879

                                     1304

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Industrials -- (Continued)
*   Vicor Corp.........................................  13,305 $    137,441
*   Virco Manufacturing Corp...........................   2,861        7,610
*   Volt Information Sciences, Inc.....................   9,139       91,344
    VSE Corp...........................................   2,232       98,454
#*  Wabash National Corp...............................  48,227      661,192
*   WABCO Holdings, Inc................................  16,152    1,392,625
    Wabtec Corp........................................  44,632    3,294,288
#   Waste Connections, Inc.............................  81,561    3,334,214
    Waste Management, Inc..............................  99,177    4,143,615
    Watsco, Inc........................................  16,211    1,533,885
    Watsco, Inc. Class B...............................   1,750      166,495
    Watts Water Technologies, Inc. Class A.............  19,431    1,088,525
#   Werner Enterprises, Inc............................  49,130    1,280,328
*   Wesco Aircraft Holdings, Inc.......................  13,602      304,005
#*  WESCO International, Inc...........................  31,146    2,583,872
*   Willdan Group, Inc.................................   3,100       14,663
*   Willis Lease Finance Corp..........................   4,123       69,802
    Woodward, Inc......................................  38,733    1,659,709
    WW Grainger, Inc...................................   5,290    1,240,399
*   Xerium Technologies, Inc...........................   1,334       22,358
#*  XPO Logistics, Inc.................................  11,809      294,280
    Xylem, Inc.........................................  41,301    1,377,801
#*  YRC Worldwide, Inc.................................   1,209       26,574
                                                                ------------
Total Industrials......................................          589,502,253
                                                                ------------
Information Technology -- (13.0%)
#*  3D Systems Corp....................................  35,217    2,737,417
*   Accelrys, Inc......................................  38,304      481,864
    Accenture P.L.C. Class A...........................  18,101    1,445,908
*   ACI Worldwide, Inc.................................  20,876    1,265,294
    Activision Blizzard, Inc........................... 171,213    2,932,879
*   Actuate Corp.......................................  34,112      259,251
*   Acxiom Corp........................................  52,793    1,898,436
*   ADDvantage Technologies Group, Inc.................   2,391        7,866
*   Adobe Systems, Inc.................................  40,712    2,409,743
    ADTRAN, Inc........................................  40,925    1,039,086
*   Advanced Energy Industries, Inc....................  28,122      767,731
#*  Advanced Micro Devices, Inc........................  48,497      166,345
#   Advent Software, Inc...............................  25,003      821,599
*   Aeroflex Holding Corp..............................   2,215       15,261
#*  Aetrium, Inc.......................................     171        1,057
*   Agilysys, Inc......................................  14,908      195,295
*   Akamai Technologies, Inc...........................  35,058    1,671,565
#*  Alliance Data Systems Corp.........................   4,550    1,090,453
*   Alpha & Omega Semiconductor, Ltd...................   7,964       57,819
    Altera Corp........................................  53,398    1,785,095
    Amdocs, Ltd........................................  55,413    2,397,166
    American Software, Inc. Class A....................  15,060      151,805
#*  Amkor Technology, Inc..............................  95,301      505,095
    Amphenol Corp. Class A.............................   9,871      857,592
*   Amtech Systems, Inc................................   4,600       44,482
#*  ANADIGICS, Inc.....................................  44,528       87,720
    Analog Devices, Inc................................  70,713    3,413,317

                                     1305

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Anaren, Inc........................................   9,273 $   259,180
    Anixter International, Inc.........................  19,768   1,734,049
*   ANSYS, Inc.........................................  17,453   1,370,584
*   AOL, Inc...........................................  61,516   2,834,657
    Apple, Inc.........................................  68,842  34,462,305
    Applied Materials, Inc............................. 256,655   4,316,937
#*  Applied Micro Circuits Corp........................  38,355     387,386
*   ARRIS Group, Inc...................................  86,767   2,247,265
*   Arrow Electronics, Inc.............................  71,420   3,669,560
*   Aspen Technology, Inc..............................  10,722     488,602
    Astro-Med, Inc.....................................   3,998      54,333
*   Atmel Corp......................................... 233,715   1,953,857
*   ATMI, Inc..........................................  22,163     613,472
*   Autodesk, Inc......................................  16,100     825,125
    Automatic Data Processing, Inc.....................  26,355   2,018,793
    Avago Technologies, Ltd............................  11,700     639,288
#*  AVG Technologies NV................................   7,962     132,090
*   Aviat Networks, Inc................................  32,925      62,558
*   Avid Technology, Inc...............................  25,420     176,415
    Avnet, Inc.........................................  91,664   3,764,640
    AVX Corp........................................... 102,896   1,329,416
#*  Aware, Inc.........................................   4,426      28,769
*   Axcelis Technologies, Inc..........................  45,801     110,838
    Badger Meter, Inc..................................   9,582     488,107
#*  Bankrate, Inc......................................  46,445     770,523
*   Bazaarvoice, Inc...................................   2,561      18,567
    Bel Fuse, Inc. Class A.............................   1,600      30,080
    Bel Fuse, Inc. Class B.............................   5,833     111,819
    Belden, Inc........................................  30,033   1,943,435
*   Benchmark Electronics, Inc.........................  42,700     970,571
    Black Box Corp.....................................  13,000     356,330
    Blackbaud, Inc.....................................  11,689     402,803
#*  Blucora, Inc.......................................  28,952     741,461
#   Booz Allen Hamilton Holding Corp...................  19,867     363,169
#*  Bottomline Technologies de, Inc....................  26,059     902,163
    Broadcom Corp. Class A.............................  27,900     830,304
    Broadridge Financial Solutions, Inc................  31,237   1,133,591
*   Brocade Communications Systems, Inc................ 309,349   2,889,320
    Brooks Automation, Inc.............................  46,670     473,701
*   Bsquare Corp.......................................   5,039      17,687
*   BTU International, Inc.............................   3,282       9,583
    CA, Inc............................................ 151,661   4,865,285
*   Cabot Microelectronics Corp........................  17,127     690,561
#*  CACI International, Inc. Class A...................  17,967   1,329,917
#*  Cadence Design Systems, Inc........................  83,795   1,183,185
*   CalAmp Corp........................................   8,625     254,265
*   Calix, Inc.........................................  34,797     275,940
*   Cardtronics, Inc...................................  13,056     502,917
*   Cascade Microtech, Inc.............................   3,846      39,614
#   Cass Information Systems, Inc......................   7,758     419,863
*   Ceva, Inc..........................................  14,352     249,581
*   Checkpoint Systems, Inc............................  28,197     376,148
*   ChyronHego Corp....................................   1,964       5,519

                                     1306

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
*   CIBER, Inc.........................................    66,827 $   259,289
#*  Ciena Corp.........................................    47,298   1,103,462
#*  Cinedigm Corp......................................    34,161      90,185
#*  Cirrus Logic, Inc..................................    45,978     805,075
    Cisco Systems, Inc................................. 1,252,046  27,432,328
*   Citrix Systems, Inc................................    11,700     632,619
*   Clearfield, Inc....................................     7,734     192,963
*   Cognex Corp........................................    58,188   2,295,517
*   Cognizant Technology Solutions Corp. Class A.......    11,248   1,090,156
*   Coherent, Inc......................................    16,089   1,075,389
    Cohu, Inc..........................................     8,084      83,750
    Communications Systems, Inc........................     6,432      76,734
#*  CommVault Systems, Inc.............................    10,838     748,581
    Computer Sciences Corp.............................    63,290   3,823,349
    Computer Task Group, Inc...........................    12,633     204,149
    Compuware Corp.....................................   140,073   1,420,340
*   comScore, Inc......................................     6,858     187,978
    Comtech Telecommunications Corp....................    11,997     364,949
*   Comverse, Inc......................................       717      25,841
#*  Concur Technologies, Inc...........................    11,129   1,350,393
    Concurrent Computer Corp...........................     5,474      46,420
*   Constant Contact, Inc..............................    14,788     399,424
#   Convergys Corp.....................................    76,211   1,552,418
*   Conversant, Inc....................................    52,438   1,127,417
*   CoreLogic, Inc.....................................    68,056   2,167,584
*   Cornerstone OnDemand, Inc..........................       571      32,576
    Corning, Inc.......................................   326,108   5,612,319
*   CoStar Group, Inc..................................    16,429   2,826,445
#*  Cray, Inc..........................................    28,000     825,720
#*  Cree, Inc..........................................    77,522   4,683,879
*   Crexendo, Inc......................................     4,869      14,972
    CSG Systems International, Inc.....................    23,777     712,359
    CTS Corp...........................................    23,257     434,673
*   CyberOptics Corp...................................     1,680      11,592
    Daktronics, Inc....................................    29,198     426,583
*   Datalink Corp......................................    12,231     177,716
*   Dealertrack Technologies, Inc......................    30,974   1,444,937
#*  Demand Media, Inc..................................    13,967      80,590
*   Dice Holdings, Inc.................................    41,730     292,110
#   Diebold, Inc.......................................    44,429   1,492,370
*   Digi International, Inc............................    16,057     165,387
    Digimarc Corp......................................     3,690     134,980
*   Digital River, Inc.................................    24,491     430,552
*   Diodes, Inc........................................    31,176     714,242
#*  Dolby Laboratories, Inc. Class A...................    24,663   1,010,936
*   Dot Hill Systems Corp..............................    18,403      89,807
*   DSP Group, Inc.....................................    12,700     113,792
    DST Systems, Inc...................................    29,737   2,706,067
*   DTS, Inc...........................................    10,231     212,089
    EarthLink Holdings Corp............................    68,533     297,433
*   eBay, Inc..........................................   111,862   5,951,058
#   Ebix, Inc..........................................    22,273     302,467
#*  Echelon Corp.......................................     3,518      14,283

                                     1307

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   EchoStar Corp. Class A.............................  27,545 $ 1,295,441
*   Edgewater Technology, Inc..........................   4,254      22,801
    Electro Rent Corp..................................  16,270     273,661
    Electro Scientific Industries, Inc.................  15,323     166,101
#*  Electronic Arts, Inc...............................  65,281   1,723,418
*   Electronics for Imaging, Inc.......................  33,068   1,401,091
#*  Ellie Mae, Inc.....................................   7,987     208,461
#*  eMagin Corp........................................   6,351      18,799
    EMC Corp........................................... 415,286  10,066,533
#*  Emcore Corp........................................   9,873      48,082
*   Emulex Corp........................................  64,780     476,781
*   Entegris, Inc......................................  95,408   1,003,692
*   Entropic Communications, Inc.......................  62,937     262,447
*   Envestnet, Inc.....................................   6,398     273,515
*   EPAM Systems, Inc..................................  12,953     529,778
    EPIQ Systems, Inc..................................  24,762     355,582
*   ePlus, Inc.........................................   5,292     285,450
#*  Equinix, Inc.......................................  13,520   2,503,904
*   Euronet Worldwide, Inc.............................  34,192   1,465,469
*   Exar Corp..........................................  33,107     364,508
*   ExlService Holdings, Inc...........................  22,324     561,449
*   Extreme Networks...................................  65,643     480,507
#*  F5 Networks, Inc...................................   6,260     669,820
*   Fabrinet...........................................  10,299     190,223
#   FactSet Research Systems, Inc......................   4,600     486,542
    Fair Isaac Corp....................................  25,297   1,375,145
*   Fairchild Semiconductor International, Inc.........  86,101   1,098,649
*   FalconStor Software, Inc...........................  19,668      29,502
*   FARO Technologies, Inc.............................  11,101     574,144
    FEI Co.............................................  24,374   2,284,331
    Fidelity National Information Services, Inc........ 123,557   6,264,340
#*  Finisar Corp.......................................  67,866   1,609,103
#*  First Solar, Inc...................................  65,568   3,316,429
*   Fiserv, Inc........................................  84,000   4,708,200
*   FleetCor Technologies, Inc.........................   1,400     148,848
    FLIR Systems, Inc..................................  80,549   2,555,014
*   FormFactor, Inc....................................  39,132     252,010
    Forrester Research, Inc............................  14,014     526,086
*   Fortinet, Inc......................................  14,650     310,580
#*  Freescale Semiconductor, Ltd.......................  32,917     596,785
*   Frequency Electronics, Inc.........................   4,145      50,113
*   Gartner, Inc.......................................  13,847     973,860
*   Genpact, Ltd....................................... 102,158   1,733,621
*   Global Cash Access Holdings, Inc...................  47,075     399,196
    Global Payments, Inc...............................  42,703   2,822,241
#   Globalscape, Inc...................................   3,392      12,381
*   Google, Inc. Class A...............................  11,628  13,732,319
*   GSE Systems, Inc...................................   8,763      15,335
*   GSI Group, Inc.....................................  11,371     122,693
*   GSI Technology, Inc................................  15,322     102,045
#*  GT Advanced Technologies, Inc......................  59,499     611,055
#*  Guidance Software, Inc.............................   6,777      73,124
#*  Guidewire Software, Inc............................     481      22,708

                                     1308

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
Information Technology -- (Continued)
    Hackett Group, Inc. (The)..........................    24,377 $   143,824
*   Harmonic, Inc......................................    73,129     479,726
    Harris Corp........................................    24,426   1,693,699
#   Heartland Payment Systems, Inc.....................    18,506     797,794
    Hewlett-Packard Co.................................   440,226  12,766,554
*   Hittite Microwave Corp.............................    17,610   1,009,933
*   Hutchinson Technology, Inc.........................    15,007      57,027
    IAC/InterActiveCorp................................    77,073   5,398,193
*   ID Systems, Inc....................................     4,988      30,177
*   Identive Group, Inc................................    18,368      17,982
*   IEC Electronics Corp...............................     4,588      18,123
*   iGATE Corp.........................................    22,146     747,428
*   Imation Corp.......................................    25,756     123,886
*   Immersion Corp.....................................    13,356     156,265
#*  Infinera Corp......................................    80,189     699,248
*   Informatica Corp...................................    17,096     689,995
*   Ingram Micro, Inc. Class A.........................   106,394   2,661,978
*   Innodata, Inc......................................    15,241      44,046
*   Inphi Corp.........................................    13,373     153,522
*   Insight Enterprises, Inc...........................    34,350     724,785
*   Integrated Device Technology, Inc..................   100,218     967,104
*   Integrated Silicon Solution, Inc...................    19,298     227,137
    Intel Corp......................................... 1,158,013  28,417,639
*   Intellicheck Mobilisa, Inc.........................     2,872       1,393
*   Interactive Intelligence Group, Inc................     8,480     643,971
#   InterDigital, Inc..................................    18,272     525,320
#*  Internap Network Services Corp.....................    36,369     296,407
    International Business Machines Corp...............    45,323   8,007,668
*   International Rectifier Corp.......................    51,167   1,330,854
*   Interphase Corp....................................     2,400       9,456
    Intersil Corp. Class A.............................    88,652   1,005,314
*   Intevac, Inc.......................................    10,738      79,676
*   IntraLinks Holdings, Inc...........................    25,699     271,895
*   IntriCon Corp......................................     3,283      14,675
    Intuit, Inc........................................    18,374   1,345,895
#*  InvenSense, Inc....................................     1,102      21,698
#*  IPG Photonics Corp.................................    19,699   1,317,272
*   Iteris, Inc........................................     3,900       8,814
#*  Itron, Inc.........................................    25,913   1,046,367
*   Ixia...............................................    51,019     652,533
    IXYS Corp..........................................    20,163     255,868
#   j2 Global, Inc.....................................    35,246   1,598,406
    Jabil Circuit, Inc.................................   144,108   2,589,621
    Jack Henry & Associates, Inc.......................    34,105   1,902,377
#*  JDS Uniphase Corp..................................   113,461   1,507,897
*   Juniper Networks, Inc..............................   215,215   5,726,871
*   Kemet Corp.........................................    25,026     138,144
*   Key Tronic Corp....................................     5,745      60,323
    KLA-Tencor Corp....................................    47,962   2,948,224
#*  Kofax, Ltd.........................................     4,619      34,134
#*  Kopin Corp.........................................    43,212     165,934
*   Kulicke & Soffa Industries, Inc....................    52,900     615,756
*   KVH Industries, Inc................................    10,836     142,818

                                     1309

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   Lam Research Corp..................................  85,512 $ 4,327,762
*   Lattice Semiconductor Corp.........................  79,245     458,036
#   Leidos Holdings, Inc...............................  53,283   2,415,851
    Lexmark International, Inc. Class A................  44,170   1,731,022
*   LGL Group, Inc. (The)..............................   1,209       6,915
*   Limelight Networks, Inc............................  53,816     102,789
#   Linear Technology Corp.............................  19,131     852,095
*   Lionbridge Technologies, Inc.......................  41,227     226,749
#*  Liquidity Services, Inc............................   1,628      38,698
    Littelfuse, Inc....................................  16,057   1,437,101
*   LogMeIn, Inc.......................................     790      26,828
*   LoJack Corp........................................  17,765      70,349
    LSI Corp........................................... 124,011   1,367,841
*   LTX-Credence Corp..................................  31,104     265,939
#*  M/A-COM Technology Solutions Holdings, Inc.........   2,356      40,052
*   Magnachip Semiconductor Corp.......................  25,149     397,606
*   Manhattan Associates, Inc..........................  45,480   1,533,586
#   ManTech International Corp. Class A................  14,962     435,394
    Marchex, Inc. Class B..............................  13,951     130,581
    Marvell Technology Group, Ltd...................... 190,555   2,844,986
    MasterCard, Inc. Class A...........................  38,260   2,895,517
#*  Mattersight Corp...................................   2,980      17,165
*   Mattson Technology, Inc............................  29,541      87,737
    Maxim Integrated Products, Inc.....................  58,823   1,779,984
    MAXIMUS, Inc.......................................  44,800   1,898,176
*   MaxLinear, Inc. Class A............................   5,479      56,215
#*  Maxwell Technologies, Inc..........................  16,511     134,730
*   Measurement Specialties, Inc.......................  10,785     595,008
    Mentor Graphics Corp...............................  80,427   1,672,882
*   Mercury Systems, Inc...............................  19,863     212,534
#   Mesa Laboratories, Inc.............................   2,339     187,752
    Methode Electronics, Inc...........................  26,314     885,729
    Micrel, Inc........................................  40,728     406,465
#   Microchip Technology, Inc..........................  37,893   1,699,880
*   Micron Technology, Inc............................. 431,051   9,931,415
#*  MICROS Systems, Inc................................  24,339   1,351,545
*   Microsemi Corp.....................................  65,941   1,545,657
    Microsoft Corp..................................... 374,424  14,171,948
    MKS Instruments, Inc...............................  37,714   1,136,323
    MOCON, Inc.........................................   3,290      56,292
*   ModusLink Global Solutions, Inc....................  22,105     113,841
*   MoneyGram International, Inc.......................   7,036     130,166
*   Monolithic Power Systems, Inc......................  24,423     798,388
    Monotype Imaging Holdings, Inc.....................  24,397     711,660
#*  Monster Worldwide, Inc.............................  77,087     471,772
#*  MoSys, Inc.........................................  27,890     140,008
    Motorola Solutions, Inc............................  39,832   2,541,282
*   Move, Inc..........................................  25,547     361,235
    MTS Systems Corp...................................  10,207     717,858
*   Multi-Fineline Electronix, Inc.....................  15,161     209,222
*   Nanometrics, Inc...................................  15,684     265,687
*   NAPCO Security Technologies, Inc...................   4,744      34,584
#   National Instruments Corp..........................  25,505     739,645

                                     1310

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   NCI, Inc. Class A..................................   2,997 $   19,930
*   NCR Corp...........................................  56,822  1,999,566
    NetApp, Inc........................................  90,995  3,852,728
#*  NETGEAR, Inc.......................................  25,741    821,395
#*  Netlist, Inc.......................................   4,619      7,159
*   Netscout Systems, Inc..............................  28,771  1,016,192
#*  NetSuite, Inc......................................   9,300    978,174
#*  NeuStar, Inc. Class A..............................  20,843    706,369
*   Newport Corp.......................................  26,884    487,676
    NIC, Inc...........................................  14,045    305,338
*   Novatel Wireless, Inc..............................  20,282     54,153
#*  Nuance Communications, Inc.........................  89,292  1,368,846
#*  Numerex Corp. Class A..............................   7,077     94,478
    NVIDIA Corp........................................ 158,800  2,493,160
*   Oclaro, Inc........................................  17,570     46,912
*   OmniVision Technologies, Inc.......................  37,945    583,974
*   ON Semiconductor Corp.............................. 243,090  2,032,232
#*  Onvia, Inc.........................................     521      2,657
#*  OpenTable, Inc.....................................   5,991    451,002
*   Oplink Communications, Inc.........................  12,999    220,073
    Optical Cable Corp.................................   2,727     10,690
    Oracle Corp........................................ 215,029  7,934,570
*   OSI Systems, Inc...................................  14,423    835,524
*   Pandora Media, Inc.................................   1,538     55,476
*   PAR Technology Corp................................   6,291     34,034
    Park Electrochemical Corp..........................  13,101    395,257
    Paychex, Inc.......................................  15,500    648,210
    PC Connection, Inc.................................  15,200    310,992
    PC-Tel, Inc........................................   9,651     79,235
*   PCM, Inc...........................................   6,559     65,590
*   PDF Solutions, Inc.................................  16,779    397,662
    Pegasystems, Inc...................................   7,154    325,078
    Perceptron, Inc....................................   5,431     83,692
*   Perficient, Inc....................................  23,915    490,975
*   Performance Technologies, Inc......................   2,917     10,851
*   Pericom Semiconductor Corp.........................  14,990    124,117
*   Photronics, Inc....................................  40,446    335,702
#*  Pixelworks, Inc....................................   6,752     36,731
#*  Planar Systems, Inc................................   8,372     21,014
    Plantronics, Inc...................................  31,170  1,338,128
*   Plexus Corp........................................  23,772    929,485
*   PLX Technology, Inc................................  23,024    139,295
*   PMC--Sierra, Inc................................... 136,266    892,542
*   Polycom, Inc....................................... 104,302  1,244,323
    Power Integrations, Inc............................  18,346  1,086,634
*   PRGX Global, Inc...................................  15,202    101,245
#*  Procera Networks, Inc..............................   3,765     43,523
*   Progress Software Corp.............................  39,983    966,389
*   PROS Holdings, Inc.................................   9,230    350,832
*   PTC, Inc...........................................  59,372  2,118,393
#*  Pulse Electronics Corp.............................   1,070      3,253
    QAD, Inc. Class A..................................   6,498    118,199
    QAD, Inc. Class B..................................   1,920     31,306

                                     1311

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Information Technology -- (Continued)
*   QLogic Corp........................................  62,252 $  720,256
    QUALCOMM, Inc......................................  90,596  6,724,035
*   Qualstar Corp......................................     500        595
#*  QuickLogic Corp....................................   6,938     32,817
*   QuinStreet, Inc....................................   8,681     71,792
*   Qumu Corp..........................................   5,408     81,499
#*  Rackspace Hosting, Inc.............................   6,202    225,815
*   Radisys Corp.......................................  17,046     48,240
#*  Rambus, Inc........................................  79,978    712,604
*   RealD, Inc.........................................  14,528    130,026
*   RealNetworks, Inc..................................  20,921    152,305
#*  RealPage, Inc......................................   9,062    203,714
*   Red Hat, Inc.......................................  14,800    836,200
#*  Reis, Inc..........................................   6,463    115,041
*   Relm Wireless Corp.................................     766      2,574
#*  Remark Media, Inc..................................     418      2,103
    RF Industries, Ltd.................................   3,883     25,705
#*  RF Micro Devices, Inc.............................. 194,407  1,036,189
    Richardson Electronics, Ltd........................   8,608     99,250
*   Riverbed Technology, Inc...........................  39,694    782,766
*   Rofin-Sinar Technologies, Inc......................  16,716    386,140
*   Rogers Corp........................................  11,544    700,721
*   Rosetta Stone, Inc.................................  15,557    172,372
*   Rovi Corp..........................................  64,011  1,357,673
#*  Rubicon Technology, Inc............................  13,459    147,645
*   Rudolph Technologies, Inc..........................  21,979    241,549
*   Saba Software, Inc.................................  13,847    180,011
*   Salesforce.com, Inc................................  32,220  1,950,277
    SanDisk Corp.......................................  60,494  4,207,358
*   Sanmina Corp.......................................  58,782    982,835
*   Sapient Corp.......................................  93,937  1,505,810
*   ScanSource, Inc....................................  18,185    682,665
    Science Applications International Corp............  30,447  1,126,843
*   Seachange International, Inc.......................  22,574    269,985
    Seagate Technology P.L.C...........................  74,761  3,951,866
*   Semtech Corp.......................................  46,323  1,056,628
*   ShoreTel, Inc......................................  42,758    329,237
*   Sigma Designs, Inc.................................  19,833     93,017
#*  Silicon Graphics International Corp................  17,281    224,826
*   Silicon Image, Inc.................................  55,585    310,720
*   Silicon Laboratories, Inc..........................  29,305  1,384,368
*   Skyworks Solutions, Inc............................ 112,578  3,405,484
*   SMTC Corp..........................................   8,334     18,001
*   SolarWinds, Inc....................................   9,134    364,355
    Solera Holdings, Inc...............................   5,888    393,495
#*  Sonus Networks, Inc................................ 197,543    592,629
#*  Spansion, Inc. Class A.............................  40,874    613,110
#*  Spark Networks, Inc................................   7,042     40,351
#*  Speed Commerce, Inc................................  15,685     62,740
*   SS&C Technologies Holdings, Inc....................  46,066  1,788,282
*   Stamps.com, Inc....................................  10,521    415,159
*   StarTek, Inc.......................................   7,712     49,125
#*  Stratasys, Ltd.....................................  22,554  2,719,110

                                     1312

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
*   SunEdison, Inc..................................... 161,270 $ 2,243,266
#*  SunPower Corp......................................  60,268   1,950,272
*   Super Micro Computer, Inc..........................  25,605     526,439
*   Supertex, Inc......................................   7,474     199,556
*   support.com, Inc...................................  36,277      97,948
*   Sykes Enterprises, Inc.............................  30,694     643,346
    Symantec Corp...................................... 166,806   3,571,316
#*  Synaptics, Inc.....................................  23,197   1,353,777
#*  Synchronoss Technologies, Inc......................  20,072     535,120
*   SYNNEX Corp........................................  26,278   1,475,510
*   Synopsys, Inc......................................  69,149   2,756,279
#*  Syntel, Inc........................................   6,037     508,617
*   Take-Two Interactive Software, Inc.................  69,156   1,326,412
    TE Connectivity, Ltd...............................  85,564   4,835,222
*   Tech Data Corp.....................................  28,563   1,540,117
*   TeleCommunication Systems, Inc. Class A............  33,220      75,409
*   Telenav, Inc.......................................  25,300     164,450
#*  TeleTech Holdings, Inc.............................  35,981     785,105
#*  Teradata Corp......................................  22,000     904,640
#*  Teradyne, Inc...................................... 133,582   2,512,677
#   Tessco Technologies, Inc...........................   5,854     194,880
    Tessera Technologies, Inc..........................  37,392     742,231
    Texas Instruments, Inc.............................  60,889   2,581,694
*   TheStreet, Inc.....................................  12,656      34,424
*   TIBCO Software, Inc................................  77,066   1,640,735
*   TiVo, Inc..........................................  10,054     124,569
#   Total System Services, Inc.........................  80,762   2,413,169
    Transact Technologies, Inc.........................   5,300      62,964
*   Trimble Navigation, Ltd............................  52,092   1,684,134
*   TriQuint Semiconductor, Inc........................ 111,918     928,919
*   TTM Technologies, Inc..............................  47,667     381,813
*   Tyler Technologies, Inc............................  18,173   1,916,343
*   Ultimate Software Group, Inc.......................   3,200     522,336
*   Ultra Clean Holdings...............................  17,635     201,568
*   Ultratech, Inc.....................................  19,109     483,458
#*  Unisys Corp........................................  20,523     703,323
    United Online, Inc.................................   9,323     112,902
#*  Unwired Planet, Inc................................  24,541      40,983
*   UTStarcom Holdings Corp............................   2,121       5,705
#*  Veeco Instruments, Inc.............................  26,682   1,014,183
*   VeriFone Systems, Inc..............................  60,130   1,744,371
*   Verint Systems, Inc................................  16,286     740,036
#*  VeriSign, Inc......................................  14,100     828,375
*   ViaSat, Inc........................................  28,958   1,723,291
#*  Viasystems Group, Inc..............................  10,620     138,697
*   Vicon Industries, Inc..............................     916       3,756
*   Video Display Corp.................................   3,247      12,306
*   Virtusa Corp.......................................  21,489     736,643
    Visa, Inc. Class A.................................  97,604  21,026,830
#*  Vishay Intertechnology, Inc........................ 131,644   1,787,726
*   Vishay Precision Group, Inc........................   9,403     133,899
#*  VistaPrint NV......................................  14,276     697,811
#*  VMware, Inc. Class A...............................   3,400     306,476

                                     1313

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Information Technology -- (Continued)
    Wayside Technology Group, Inc......................   3,335 $     47,057
#*  Web.com Group, Inc.................................  30,956    1,046,313
#*  WebMD Health Corp..................................  28,628    1,371,281
*   Westell Technologies, Inc. Class A.................  29,716      111,435
    Western Digital Corp...............................  82,365    7,097,392
#   Western Union Co. (The)............................  29,969      461,523
*   WEX, Inc...........................................  22,892    1,885,385
    Xerox Corp......................................... 576,168    6,251,423
    Xilinx, Inc........................................  60,741    2,819,597
*   XO Group, Inc......................................  17,814      216,084
    Xyratex, Ltd.......................................  18,880      249,405
*   Yahoo!, Inc........................................ 186,388    6,713,696
*   Zebra Technologies Corp. Class A...................  35,863    1,971,030
*   Zix Corp...........................................  41,374      185,769
*   Zygo Corp..........................................  12,148      170,436
#*  Zynga, Inc. Class A................................ 421,209    1,853,320
                                                                ------------
Total Information Technology...........................          613,771,601
                                                                ------------
Materials -- (4.4%)
    A Schulman, Inc....................................  19,913      676,445
*   AEP Industries, Inc................................   3,678      161,979
    Air Products & Chemicals, Inc......................  11,238    1,181,563
    Airgas, Inc........................................  21,525    2,222,241
    Albemarle Corp.....................................  27,911    1,791,328
#   Alcoa, Inc......................................... 462,297    5,321,038
#   Allegheny Technologies, Inc........................  73,540    2,312,098
#*  Allied Nevada Gold Corp............................   8,534       41,902
#*  AM Castle & Co.....................................  15,119      207,433
    AMCOL International Corp...........................  21,489      732,130
*   American Pacific Corp..............................   5,227      242,690
    American Vanguard Corp.............................  19,985      464,451
#   Aptargroup, Inc....................................  35,787    2,283,211
*   Arabian American Development Co....................   9,325      106,305
    Ashland, Inc.......................................  36,227    3,362,228
    Avery Dennison Corp................................  63,827    3,144,756
    Axiall Corp........................................  32,379    1,291,922
    Balchem Corp.......................................  11,392      621,092
    Ball Corp..........................................  22,000    1,126,180
#   Bemis Co., Inc.....................................  66,895    2,576,126
    Cabot Corp.........................................  45,400    2,209,618
*   Calgon Carbon Corp.................................  38,212      776,086
#   Carpenter Technology Corp..........................  31,995    1,859,229
    Celanese Corp. Series A............................   7,268      368,052
*   Century Aluminum Co................................  63,409      739,983
    CF Industries Holdings, Inc........................  18,225    4,207,423
    Chase Corp.........................................   3,920      123,950
*   Chemtura Corp......................................  69,113    1,733,354
*   Clearwater Paper Corp..............................  15,020      855,389
#   Cliffs Natural Resources, Inc...................... 106,732    2,062,062
*   Coeur Mining, Inc..................................  56,121      569,628
    Commercial Metals Co...............................  81,961    1,562,177
#   Compass Minerals International, Inc................   4,000      314,480
#*  Contango ORE, Inc..................................     780        8,580

                                     1314

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Materials -- (Continued)
*   Core Molding Technologies, Inc.....................   4,878 $    59,756
*   Crown Holdings, Inc................................  12,300     505,530
    Cytec Industries, Inc..............................  30,535   2,747,234
    Deltic Timber Corp.................................   6,480     416,729
    Domtar Corp........................................  23,271   2,499,538
    Dow Chemical Co. (The)............................. 264,593  12,041,627
    Eagle Materials, Inc...............................  28,380   2,234,925
    Eastman Chemical Co................................  52,197   4,069,278
    Ecolab, Inc........................................  24,109   2,423,919
    EI du Pont de Nemours & Co.........................  39,093   2,385,064
*   Ferro Corp.........................................  50,940     640,825
#*  Flotek Industries, Inc.............................  25,460     547,645
    FMC Corp...........................................  20,400   1,440,852
    Freeport-McMoRan Copper & Gold, Inc................ 223,051   7,229,083
    Friedman Industries, Inc...........................   5,121      42,658
#   FutureFuel Corp....................................  23,261     380,550
#*  General Moly, Inc..................................  58,531      75,505
    Globe Specialty Metals, Inc........................  52,158     911,722
#*  Golden Minerals Co.................................   7,078       5,756
*   Graphic Packaging Holding Co....................... 223,749   2,125,615
    Greif, Inc. Class A................................  17,510     886,531
#   Greif, Inc. Class B................................   8,861     491,874
    Hawkins, Inc.......................................   6,748     237,597
    Haynes International, Inc..........................   8,262     422,519
    HB Fuller Co.......................................  35,453   1,651,401
*   Headwaters, Inc....................................  26,866     298,750
#   Hecla Mining Co.................................... 155,821     472,138
#*  Horsehead Holding Corp.............................  32,234     493,825
    Huntsman Corp...................................... 155,050   3,398,696
    Innophos Holdings, Inc.............................  15,788     736,826
    Innospec, Inc......................................  16,438     704,204
    International Flavors & Fragrances, Inc............   8,200     710,776
    International Paper Co............................. 135,000   6,444,900
#*  Intrepid Potash, Inc...............................  39,496     580,591
    Kaiser Aluminum Corp...............................  12,565     877,163
*   KapStone Paper and Packaging Corp..................  67,210   1,879,864
    KMG Chemicals, Inc.................................   7,438     116,479
    Koppers Holdings, Inc..............................   5,970     235,815
*   Kraton Performance Polymers, Inc...................  21,810     545,468
#   Kronos Worldwide, Inc..............................  33,276     515,112
*   Landec Corp........................................  18,470     198,553
*   Louisiana-Pacific Corp.............................  89,963   1,577,051
*   LSB Industries, Inc................................  15,430     510,887
    LyondellBasell Industries NV Class A...............  25,234   1,987,430
#   Martin Marietta Materials, Inc.....................  24,681   2,690,476
    Materion Corp......................................  14,302     380,004
#*  McEwen Mining, Inc................................. 111,948     291,065
    MeadWestvaco Corp..................................  98,891   3,566,998
#*  Mercer International, Inc..........................  23,114     215,885
    Minerals Technologies, Inc.........................  24,648   1,273,809
#*  Mines Management, Inc..............................   1,064         819
#*  Molycorp, Inc......................................   2,500      12,125
    Monsanto Co........................................  27,983   2,981,589

                                     1315

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CONTINUED


                                                        SHARES    VALUE+
                                                        ------- ----------
Materials -- (Continued)
    Mosaic Co. (The)...................................  65,440 $2,922,550
    Myers Industries, Inc..............................  24,254    464,464
    Neenah Paper, Inc..................................  11,547    501,602
#   NewMarket Corp.....................................   6,400  2,143,104
    Newmont Mining Corp................................  68,775  1,485,540
*   Northern Technologies International Corp...........     929     17,112
    Nucor Corp.........................................  74,096  3,582,542
#   Olin Corp..........................................  54,726  1,407,005
    Olympic Steel, Inc.................................   7,202    199,423
*   OM Group, Inc......................................  21,791    704,721
*   OMNOVA Solutions, Inc..............................  31,590    285,574
*   Owens-Illinois, Inc................................  86,512  2,771,844
    Packaging Corp. of America.........................  49,760  3,214,496
*   Penford Corp.......................................   8,331    103,138
    PH Glatfelter Co...................................  27,085    839,364
    PolyOne Corp.......................................  63,384  2,253,935
    PPG Industries, Inc................................  10,790  1,967,664
    Praxair, Inc.......................................  12,336  1,538,546
    Quaker Chemical Corp...............................   9,345    645,833
    Reliance Steel & Aluminum Co.......................  49,302  3,448,675
*   Resolute Forest Products, Inc......................   2,286     44,120
    Rock Tenn Co. Class A..............................  29,685  3,012,434
    Rockwood Holdings, Inc.............................  42,536  2,914,992
#   Royal Gold, Inc....................................  30,200  1,689,388
    RPM International, Inc.............................  70,295  2,788,603
#*  RTI International Metals, Inc......................  20,358    633,541
#   Schnitzer Steel Industries, Inc. Class A...........  18,562    490,408
    Schweitzer-Mauduit International, Inc..............  22,274  1,027,500
    Scotts Miracle-Gro Co. (The) Class A...............  13,406    796,182
    Sealed Air Corp.................................... 117,429  3,662,611
#*  Senomyx, Inc.......................................  11,087     88,031
    Sensient Technologies Corp.........................  35,608  1,741,943
    Sherwin-Williams Co. (The).........................   8,800  1,612,688
    Sigma-Aldrich Corp.................................   9,500    883,215
#   Silgan Holdings, Inc...............................  15,753    721,960
    Sonoco Products Co.................................  55,927  2,314,259
#   Southern Copper Corp...............................  11,634    325,519
    Steel Dynamics, Inc................................ 154,389  2,547,418
#   Stepan Co..........................................  14,992    950,343
*   Stillwater Mining Co...............................  82,167  1,030,374
*   SunCoke Energy, Inc................................  44,352    983,727
#   Synalloy Corp......................................   4,403     67,322
*   Texas Industries, Inc..............................  19,423  1,460,998
    Tredegar Corp......................................  12,950    321,030
    Tronox, Ltd. Class A...............................  35,449    778,460
*   United States Lime & Minerals, Inc.................   3,102    169,214
#   United States Steel Corp........................... 100,605  2,626,797
*   Universal Stainless & Alloy Products, Inc..........   3,717    117,978
#   US Silica Holdings, Inc............................   7,628    225,941
    Valspar Corp. (The)................................  43,597  3,063,997
#*  Verso Paper Corp...................................   1,800      5,400
    Vulcan Materials Co................................  30,506  1,883,135
#   Walter Energy, Inc.................................   2,050     23,288

                                     1316

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
Materials -- (Continued)
    Wausau Paper Corp..................................    34,116 $    466,025
    Westlake Chemical Corp.............................    44,240    5,376,930
    Worthington Industries, Inc........................    48,538    1,967,731
*   WR Grace & Co......................................    16,004    1,509,497
    Zep, Inc...........................................    13,354      214,198
*   Zoltek Cos., Inc...................................    22,344      373,145
                                                                  ------------
Total Materials........................................            208,835,634
                                                                  ------------
Other -- (0.0%)
o*  Brooklyn Federal Bancorp, Inc.
       Escrow Shares...................................     2,600           --
o*  Gerber Scientific, Inc. Escrow Shares..............    12,557           --
                                                                  ------------
Total Other............................................                     --
                                                                  ------------
Real Estate Investment Trusts -- (0.0%)
#   Gaming and Leisure Properties, Inc.................     5,862      203,411
    Parkway Properties, Inc............................    11,571      205,270
                                                                  ------------
Total Real Estate Investment Trusts....................                408,681
                                                                  ------------
Telecommunication Services -- (2.1%)
*   8x8, Inc...........................................    32,775      332,339
#*  Alaska Communications Systems Group, Inc...........    13,384       29,177
#   Alteva.............................................     2,937       24,524
    AT&T, Inc.......................................... 1,265,775   42,175,623
    Atlantic Tele-Network, Inc.........................    10,116      589,257
*   Boingo Wireless, Inc...............................     5,464       33,057
*   Cbeyond, Inc.......................................    18,794      136,444
#   CenturyLink, Inc...................................   135,938    3,923,171
*   Cincinnati Bell, Inc...............................    98,493      340,786
    Cogent Communications Group, Inc...................     4,807      198,866
    Consolidated Communications Holdings, Inc..........    27,618      540,760
*   Crown Castle International Corp....................    13,970      991,311
#   Frontier Communications Corp.......................   690,273    3,244,283
*   General Communication, Inc. Class A................    30,061      292,494
*   GTT Communications, Inc............................     1,600       14,080
#*  Hawaiian Telcom Holdco, Inc........................       200        5,428
    HickoryTech Corp...................................     7,818      111,876
    IDT Corp. Class B..................................    14,987      254,779
    Inteliquent, Inc...................................    22,759      264,004
#*  Iridium Communications, Inc........................    44,017      279,068
*   Leap Wireless International, Inc...................    42,008      737,240
#*  Level 3 Communications, Inc........................    28,896      927,562
    Lumos Networks Corp................................    14,973      284,637
#*  NII Holdings, Inc..................................     6,140       18,481
#   NTELOS Holdings Corp...............................    14,925      244,919
#*  ORBCOMM, Inc.......................................    25,932      178,931
*   Premiere Global Services, Inc......................    33,866      369,139
    PTGi Holding, Inc..................................     4,924       18,087
#*  SBA Communications Corp. Class A...................    17,010    1,577,678
    Shenandoah Telecommunications Co...................    15,922      399,642
#*  Sprint Corp........................................   220,645    1,824,734
*   Straight Path Communications, Inc. Class B.........     7,493       61,742
    T-Mobile US, Inc...................................    51,251    1,566,743

                                     1317

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES     VALUE+
                                                        ------- ------------
Telecommunication Services -- (Continued)
    Telephone & Data Systems, Inc......................  69,151 $  1,868,460
*   tw telecom, Inc....................................  39,457    1,162,403
    United States Cellular Corp........................  19,296      854,620
    USA Mobility, Inc..................................  13,772      196,389
    Verizon Communications, Inc........................ 630,811   30,291,544
*   Vonage Holdings Corp............................... 144,148      664,522
#   Windstream Holdings, Inc........................... 423,128    3,164,998
                                                                ------------
Total Telecommunication Services.......................          100,193,798
                                                                ------------
Utilities -- (1.8%)
    AES Corp........................................... 273,611    3,846,971
    AGL Resources, Inc.................................  28,112    1,343,191
    ALLETE, Inc........................................  18,861      942,673
    Alliant Energy Corp................................  11,246      584,342
    Ameren Corp........................................  20,941      792,407
    American Electric Power Co., Inc...................  28,500    1,391,085
    American States Water Co...........................  18,350      521,140
    American Water Works Co., Inc......................   9,578      407,735
#   Aqua America, Inc..................................  43,146    1,033,347
#   Artesian Resources Corp. Class A...................   3,453       77,727
    Atmos Energy Corp..................................  23,008    1,104,614
#   Avista Corp........................................  28,229      813,842
    Black Hills Corp...................................  21,763    1,193,265
#*  Cadiz, Inc.........................................   2,488       18,884
    California Water Service Group.....................  23,030      536,369
*   Calpine Corp....................................... 153,092    2,905,686
    CenterPoint Energy, Inc............................  36,646      857,516
    Chesapeake Utilities Corp..........................   4,988      293,544
    Cleco Corp.........................................  21,400    1,045,604
    CMS Energy Corp....................................  35,800      994,882
    Connecticut Water Service, Inc.....................   4,859      163,748
#   Consolidated Edison, Inc...........................  16,132      877,742
#   Consolidated Water Co., Ltd........................   8,030      103,266
#   Delta Natural Gas Co., Inc.........................   2,958       61,586
    Dominion Resources, Inc............................  34,465    2,340,518
    DTE Energy Co......................................  15,286    1,042,811
    Duke Energy Corp...................................  40,796    2,881,013
#*  Dynegy, Inc........................................   9,086      184,991
    Edison International...............................  18,676      899,436
    El Paso Electric Co................................  18,931      689,656
    Empire District Electric Co. (The).................  20,041      459,941
    Entergy Corp.......................................  12,810      807,414
    Exelon Corp........................................  38,885    1,127,665
    FirstEnergy Corp...................................  22,459      707,234
#   Gas Natural, Inc...................................   1,847       16,937
*   Genie Energy, Ltd. Class B.........................  12,764      127,640
    Great Plains Energy, Inc...........................  39,645      978,439
#   Hawaiian Electric Industries, Inc..................  34,118      887,750
#   IDACORP, Inc.......................................  23,465    1,237,309
    Integrys Energy Group, Inc.........................  19,386    1,053,435
    ITC Holdings Corp..................................  13,718    1,419,813
    Laclede Group, Inc. (The)..........................  15,349      704,366
    MDU Resources Group, Inc...........................  34,636    1,109,737

                                     1318

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                        SHARES      VALUE+
                                                        ------- --------------
Utilities -- (Continued)
#   MGE Energy, Inc....................................  10,526 $      599,350
    Middlesex Water Co.................................   7,847        156,155
#   National Fuel Gas Co...............................   6,167        464,745
    New Jersey Resources Corp..........................  19,815        903,564
    NextEra Energy, Inc................................  25,658      2,358,740
    NiSource, Inc......................................  23,975        824,021
    Northeast Utilities................................  29,182      1,278,172
#   Northwest Natural Gas Co...........................  12,003        498,845
    NorthWestern Corp..................................  18,067        816,809
    NRG Energy, Inc.................................... 152,955      4,259,797
    OGE Energy Corp....................................  25,200        858,564
#   Ormat Technologies, Inc............................  22,819        562,488
#   Otter Tail Corp....................................  15,851        441,292
#   Pepco Holdings, Inc................................  32,515        631,766
    PG&E Corp..........................................  19,484        821,251
    Piedmont Natural Gas Co., Inc......................  22,546        744,469
    Pinnacle West Capital Corp.........................  10,000        526,300
    PNM Resources, Inc.................................  37,367        921,097
#   Portland General Electric Co.......................  32,483        980,337
    PPL Corp...........................................  33,167      1,013,915
    Public Service Enterprise Group, Inc...............  99,549      3,318,964
    Questar Corp.......................................  96,766      2,256,583
    RGC Resources, Inc.................................     678         12,801
#   SCANA Corp.........................................  11,266        532,544
    Sempra Energy......................................  13,294      1,232,487
    SJW Corp...........................................  10,844        310,247
    South Jersey Industries, Inc.......................  14,834        791,246
#   Southern Co. (The).................................  45,273      1,867,059
    Southwest Gas Corp.................................  22,336      1,200,113
#   TECO Energy, Inc...................................  46,542        762,358
    UGI Corp...........................................  80,174      3,478,750
#   UIL Holdings Corp..................................  23,073        892,233
    Unitil Corp........................................   6,897        209,945
#   UNS Energy Corp....................................  19,093      1,143,289
    Vectren Corp.......................................  18,943        691,798
#   Westar Energy, Inc.................................  30,202      1,001,800
    WGL Holdings, Inc..................................  23,022        869,771
#   Wisconsin Energy Corp..............................  19,070        813,717
    Xcel Energy, Inc...................................  42,246      1,221,332
#   York Water Co......................................   5,802        118,187
                                                                --------------
Total Utilities........................................             82,974,172
                                                                --------------
TOTAL COMMON STOCKS....................................          4,226,949,583
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
o*  Community Health Systems, Inc. Rights 01/04/16..... 137,366          5,495
o*  LGL Group Inc (The) Warrants 08/06/18..............   6,045            425

                                     1319

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16      9,520 $           --
TOTAL RIGHTS/WARRANTS................................                     5,920
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid
        Reserves, 0.060%............................. 15,822,898     15,822,898
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund................. 40,034,563    463,199,891
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $3,045,099,410)^^            $4,705,978,292
                                                                 ==============

                                     1320

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  601,070,637 $     33,690   --    $  601,104,327
   Consumer Staples..............    238,953,417           --   --       238,953,417
   Energy........................    478,210,750           --   --       478,210,750
   Financials....................    830,626,982          926   --       830,627,908
   Health Care...................    482,346,476       20,566   --       482,367,042
   Industrials...................    589,502,027          226   --       589,502,253
   Information Technology........    613,771,601           --   --       613,771,601
   Materials.....................    208,835,634           --   --       208,835,634
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        408,681           --   --           408,681
   Telecommunication Services....    100,193,798           --   --       100,193,798
   Utilities.....................     82,974,172           --   --        82,974,172
Rights/Warrants..................             --        5,920   --             5,920
Temporary Cash Investments.......     15,822,898           --   --        15,822,898
Securities Lending Collateral....             --  463,199,891   --       463,199,891
                                  -------------- ------------   --    --------------
TOTAL............................ $4,242,717,073 $463,261,219   --    $4,705,978,292
                                  ============== ============   ==    ==============

                                     1321

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
COMMON STOCKS -- (98.4%)
AUSTRALIA -- (5.0%)
    Adelaide Brighton, Ltd.............................    28,536 $     94,436
*   Alumina, Ltd....................................... 1,472,416    1,633,011
*   Alumina, Ltd. Sponsored ADR........................    39,590      173,008
    Asciano, Ltd....................................... 1,011,242    4,963,042
    Bank of Queensland, Ltd............................   189,484    1,889,633
    Beach Energy, Ltd..................................    42,299       52,699
    Bendigo and Adelaide Bank, Ltd.....................   310,555    3,151,650
*   BlueScope Steel, Ltd...............................   363,944    1,719,280
    Boral, Ltd.........................................   576,006    2,392,290
    Caltex Australia, Ltd..............................   110,645    1,873,480
    Downer EDI, Ltd....................................   138,773      597,839
    Echo Entertainment Group, Ltd......................   370,129      764,852
    Fairfax Media, Ltd.................................    52,779       30,870
    GrainCorp, Ltd. Class A............................   197,228    1,310,426
    Harvey Norman Holdings, Ltd........................   413,690    1,083,645
    Incitec Pivot, Ltd................................. 1,245,981    3,112,409
    Leighton Holdings, Ltd.............................    22,704      326,305
    Lend Lease Group...................................   203,104    1,870,931
    Macquarie Group, Ltd...............................   251,147   11,847,680
    Metcash, Ltd.......................................    80,662      212,858
    New Hope Corp., Ltd................................    87,426      267,647
    Newcrest Mining, Ltd...............................   303,649    2,504,557
    Origin Energy, Ltd.................................   942,278   11,515,309
    Primary Health Care, Ltd...........................   275,866    1,198,329
*   Qantas Airways, Ltd................................ 1,010,685      967,778
    QBE Insurance Group, Ltd...........................   155,812    1,565,257
    Rio Tinto, Ltd.....................................   174,365    9,907,785
    Santos, Ltd........................................ 1,137,677   13,292,386
    Seven Group Holdings, Ltd..........................   101,875      691,955
#*  Sims Metal Management, Ltd.........................    83,499      758,062
*   Sims Metal Management, Ltd. Sponsored ADR..........     7,228       65,197
    Sonic Healthcare, Ltd..............................    41,394      597,481
    Suncorp Group, Ltd................................. 1,046,263   11,122,105
    Sydney Airport.....................................   266,102      917,744
    Tabcorp Holdings, Ltd..............................   592,412    1,789,727
    Tatts Group, Ltd................................... 1,141,440    2,983,835
    Toll Holdings, Ltd.................................   608,839    2,973,372
    Treasury Wine Estates, Ltd.........................   440,182    1,408,031
    Wesfarmers, Ltd....................................   929,936   34,120,924
    Woodside Petroleum, Ltd............................   105,552    3,452,054
    WorleyParsons, Ltd.................................     9,676      139,369
                                                                  ------------
TOTAL AUSTRALIA........................................            141,339,248
                                                                  ------------
AUSTRIA -- (0.2%)
    Erste Group Bank AG................................   152,120    5,519,322
    Raiffeisen Bank International AG...................    38,849    1,489,630
                                                                  ------------
TOTAL AUSTRIA..........................................              7,008,952
                                                                  ------------
BELGIUM -- (1.3%)
    Ageas..............................................   178,795    7,672,395
    D'ieteren SA.......................................     4,289      205,519

                                     1322

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
BELGIUM -- (Continued)
    Delhaize Group SA..................................    66,697 $ 4,283,840
    Delhaize Group SA Sponsored ADR....................    10,600     678,188
    KBC Groep NV.......................................   152,504   8,994,715
    Solvay SA..........................................    59,233   8,270,219
    UCB SA.............................................    99,152   7,011,008
                                                                  -----------
TOTAL BELGIUM..........................................            37,115,884
                                                                  -----------
CANADA -- (8.8%)
    Agnico Eagle Mines, Ltd............................    49,793   1,547,567
    Agrium, Inc........................................    17,441   1,519,111
*   Athabasca Oil Corp.................................     1,661      11,916
    Bank of Montreal...................................    39,348   2,403,376
    Barrick Gold Corp..................................   665,565  12,832,093
    Bell Aliant, Inc...................................    14,515     334,806
*   BlackBerry, Ltd.(09228F103)........................    71,901     679,465
#*  BlackBerry, Ltd.(BCBHZ31)..........................   211,699   2,005,319
    Bonavista Energy Corp..............................    99,248   1,308,158
    Cameco Corp.(13321L108)............................   154,117   3,270,363
    Cameco Corp.(2166160)..............................    55,352   1,176,370
    Canadian Natural Resources, Ltd.(136385101)........   353,708  11,583,937
    Canadian Natural Resources, Ltd.(2171573)..........   440,539  14,445,328
    Canadian Tire Corp., Ltd. Class A..................    73,474   6,271,760
#   Crescent Point Energy Corp.........................   175,223   6,060,238
    Eldorado Gold Corp.................................   122,985     778,495
    Empire Co., Ltd....................................    20,496   1,308,248
    Enerplus Corp.(292766102)..........................    36,764     664,693
    Enerplus Corp.(B584T89)............................    90,512   1,638,358
    Ensign Energy Services, Inc........................    70,294   1,038,237
    Fairfax Financial Holdings, Ltd....................    13,300   5,118,186
    First Quantum Minerals, Ltd........................   309,996   5,547,216
    Genworth MI Canada, Inc............................    24,305     726,913
    George Weston, Ltd.................................    11,692     814,320
    Goldcorp, Inc.(380956409)..........................   212,269   5,283,375
    Goldcorp, Inc.(2676302)............................   390,268   9,737,866
    Husky Energy, Inc..................................   247,837   7,363,346
    IAMGOLD Corp.......................................    88,001     323,164
    Industrial Alliance Insurance & Financial
      Services, Inc....................................    47,900   1,906,538
    Kinross Gold Corp..................................   998,838   4,582,772
#   Loblaw Cos., Ltd...................................    74,387   2,873,292
    Magna International, Inc...........................   150,541  12,786,692
    Manulife Financial Corp............................ 1,149,080  21,201,880
*   MEG Energy Corp....................................    43,709   1,211,490
*   Osisko Mining Corp.................................    59,900     359,266
    Pacific Rubiales Energy Corp.......................   177,249   2,694,344
    Pan American Silver Corp.(697900108)...............    12,300     154,980
    Pan American Silver Corp.(2669272).................    82,200   1,034,742
#   Pengrowth Energy Corp..............................   335,359   2,167,977
    Penn West Petroleum, Ltd...........................   270,898   2,026,110
    Precision Drilling Corp............................   129,400   1,158,355
    Quebecor, Inc. Class B.............................     9,560     203,603
    Sun Life Financial, Inc............................   399,858  13,186,787
    Suncor Energy, Inc.(867224107).....................    61,705   2,025,775
    Suncor Energy, Inc.(B3NB1P2)....................... 1,078,999  35,448,326

                                     1323

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
CANADA -- (Continued)
    Talisman Energy, Inc.(87425E103)...................    18,457 $    198,413
    Talisman Energy, Inc.(2068299).....................   689,216    7,419,708
    Teck Resources, Ltd. Class A.......................     1,220       30,846
    Teck Resources, Ltd. Class B(878742204)............     6,531      156,875
    Teck Resources, Ltd. Class B(2879327)..............   407,968    9,816,873
#   Thomson Reuters Corp...............................   335,015   12,086,108
    TransAlta Corp.....................................   167,107    2,199,586
    Trican Well Service, Ltd...........................     6,535       74,812
*   Turquoise Hill Resources, Ltd.(900435108)..........    62,800      220,428
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............   191,172      669,424
    West Fraser Timber Co., Ltd........................    34,778    1,785,817
    Yamana Gold, Inc...................................   500,904    4,690,845
                                                                  ------------
TOTAL CANADA...........................................            250,164,888
                                                                  ------------
DENMARK -- (1.5%)
    AP Moeller - Maersk A.S. Class A...................       330    3,532,411
    AP Moeller - Maersk A.S. Class B...................     1,024   11,441,898
    Carlsberg A.S. Class B.............................    86,521    8,447,988
*   Danske Bank A.S....................................   489,154   11,063,356
    FLSmidth & Co. A.S.................................    17,784      949,402
    GN Store Nord A.S..................................    13,475      320,007
    H Lundbeck A.S.....................................    37,811      937,620
    Rockwool International A.S. Class B................     2,810      509,475
    TDC A.S............................................   475,802    4,476,315
                                                                  ------------
TOTAL DENMARK..........................................             41,678,472
                                                                  ------------
FINLAND -- (1.1%)
    Fortum Oyj.........................................   190,521    4,094,372
    Kesko Oyj Class B..................................    32,608    1,201,703
#   Neste Oil Oyj......................................    55,713      994,498
*   Nokia Oyj.......................................... 1,745,242   12,078,497
    Stora Enso Oyj Class R.............................   526,010    4,909,394
    UPM-Kymmene Oyj....................................   485,229    7,432,072
                                                                  ------------
TOTAL FINLAND..........................................             30,710,536
                                                                  ------------
FRANCE -- (10.3%)
*   Alcatel-Lucent.....................................   105,796      423,149
    AXA SA.............................................   987,329   25,898,574
    AXA SA Sponsored ADR...............................   394,508   10,379,505
    BNP Paribas SA.....................................   652,618   50,385,431
*   Bollore SA(BDGTH22)................................        32       16,530
    Bollore SA(4572709)................................     5,989    3,228,195
    Bouygues SA........................................   117,142    4,477,392
    Cap Gemini SA......................................    59,571    4,052,255
    Casino Guichard Perrachon SA.......................    37,846    3,900,784
*   CGG SA.............................................    55,947      831,060
*   CGG SA Sponsored ADR...............................    28,903      427,475
    Cie de St-Gobain...................................   355,943   18,666,542
    Cie Generale des Etablissements Michelin...........   114,879   12,084,157
    CNP Assurances.....................................   114,259    2,235,559
*   Credit Agricole SA.................................   725,973    9,741,258
    Eiffage SA.........................................    15,073      875,103

                                     1324

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
FRANCE -- (Continued)
    Electricite de France SA...........................   188,405 $  6,395,693
    Eramet.............................................       843       80,359
    GDF Suez........................................... 1,112,207   24,550,267
    Lafarge SA.........................................   130,242    9,335,451
    Lagardere SCA......................................    72,518    2,559,876
    Natixis............................................   572,256    3,356,933
    Orange SA.......................................... 1,431,646   17,722,675
#*  Peugeot SA.........................................    98,768    1,515,644
    Renault SA.........................................   181,071   15,729,457
    Rexel SA...........................................    61,036    1,567,414
    SCOR SE............................................    29,014      939,951
    Societe Generale SA................................   437,609   24,724,827
    STMicroelectronics NV..............................   517,564    4,248,224
    Vallourec SA.......................................    52,820    2,637,073
    Vivendi SA......................................... 1,017,849   27,323,235
                                                                  ------------
TOTAL FRANCE...........................................            290,310,048
                                                                  ------------
GERMANY -- (8.3%)
    Allianz SE.........................................   122,653   20,389,877
    Allianz SE ADR.....................................   716,588   11,938,356
    Bayerische Motoren Werke AG........................   219,992   23,880,869
    Celesio AG.........................................    36,473    1,201,481
*   Commerzbank AG.....................................   420,377    7,116,100
    Daimler AG.........................................   692,538   57,844,792
    Deutsche Bank AG(D18190898)........................   206,997    9,973,115
    Deutsche Bank AG(5750355)..........................   285,291   13,732,321
*   Deutsche Lufthansa AG..............................   141,492    3,361,010
    Deutsche Telekom AG................................   573,438    9,271,995
    Deutsche Telekom AG Sponsored ADR..................    99,214    1,604,290
    E.ON SE............................................ 1,187,081   21,485,735
    Fraport AG Frankfurt Airport Services Worldwide....    13,457      993,014
    HeidelbergCement AG................................    83,434    6,192,413
    Hochtief AG........................................     3,579      284,892
    Metro AG...........................................    37,432    1,538,940
    Muenchener Rueckversicherungs AG...................   112,068   23,095,010
    RWE AG.............................................   393,209   14,508,797
    Volkswagen AG......................................    20,821    5,041,931
    Wacker Chemie AG...................................     4,761      564,590
                                                                  ------------
TOTAL GERMANY..........................................            234,019,528
                                                                  ------------
GREECE -- (0.0%)
    Hellenic Petroleum SA..............................    47,049      456,361
*   National Bank of Greece SA.........................    81,289      359,881
                                                                  ------------
TOTAL GREECE...........................................                816,242
                                                                  ------------
HONG KONG -- (2.4%)
    Cathay Pacific Airways, Ltd........................   852,000    1,772,495
    Cheung Kong Holdings, Ltd..........................   533,000    7,927,037
*   FIH Mobile, Ltd....................................   777,000      385,975
    Guoco Group, Ltd...................................     1,000       12,081
    Hang Lung Group, Ltd...............................    87,000      396,262
    Henderson Land Development Co., Ltd................ 1,074,383    5,807,080

                                     1325

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
HONG KONG -- (Continued)
    Hongkong & Shanghai Hotels (The)...................   413,918 $   566,234
    Hopewell Holdings, Ltd.............................   421,331   1,454,419
    Hutchison Whampoa, Ltd............................. 1,722,000  21,336,185
*   Kerry Logistics Network, Ltd.......................   140,250     236,646
    Kerry Properties, Ltd..............................   323,500   1,037,558
    MTR Corp., Ltd.....................................    38,000     134,395
    New World Development Co., Ltd..................... 4,070,401   5,090,337
    NWS Holdings, Ltd..................................   157,953     228,640
    Orient Overseas International, Ltd.................   178,048     741,604
    Shangri-La Asia, Ltd...............................   340,000     561,442
    Sino Land Co., Ltd.................................   562,000     747,401
    Sun Hung Kai Properties, Ltd.......................   621,000   7,584,095
    Swire Pacific, Ltd. Class A........................   226,500   2,443,508
    Swire Pacific, Ltd. Class B........................    12,500      26,005
    Tsim Sha Tsui Properties...........................   259,630     577,705
    Wharf Holdings, Ltd................................   929,000   6,324,092
    Wheelock & Co., Ltd................................ 1,006,000   4,080,117
                                                                  -----------
TOTAL HONG KONG........................................            69,471,313
                                                                  -----------
IRELAND -- (0.1%)
*   Bank of Ireland.................................... 3,450,266   1,365,816
*   Bank of Ireland Sponsored ADR......................    36,719     623,856
    CRH P.L.C. Sponsored ADR...........................    25,104     650,193
                                                                  -----------
TOTAL IRELAND..........................................             2,639,865
                                                                  -----------
ISRAEL -- (0.3%)
    Bank Hapoalim BM...................................   835,570   4,338,889
*   Bank Leumi Le-Israel BM............................   905,909   3,441,215
*   Israel Discount Bank, Ltd. Class A.................   522,880     896,695
    Mizrahi Tefahot Bank, Ltd..........................     8,630     105,104
*   Partner Communications Co., Ltd....................        28         240
                                                                  -----------
TOTAL ISRAEL...........................................             8,782,143
                                                                  -----------
ITALY -- (1.6%)
#*  Banca Monte dei Paschi di Siena SpA................   817,667     185,332
#*  Banco Popolare.....................................   976,740   1,672,465
    Intesa Sanpaolo SpA................................ 3,543,009   9,548,972
    Telecom Italia SpA................................. 7,617,528   8,459,339
    Telecom Italia SpA Sponsored ADR...................   192,351   2,129,325
    UniCredit SpA...................................... 2,940,970  22,013,487
    Unione di Banche Italiane SCPA.....................   161,302   1,173,243
                                                                  -----------
TOTAL ITALY............................................            45,182,163
                                                                  -----------
JAPAN -- (20.6%)
    77 Bank, Ltd. (The)................................   298,000   1,362,388
    Aeon Co., Ltd......................................   503,400   6,276,912
    Aisin Seiki Co., Ltd...............................    37,500   1,380,767
    Alfresa Holdings Corp..............................    26,400   1,500,022
    Amada Co., Ltd.....................................   248,000   2,006,521
    Aoyama Trading Co., Ltd............................    29,200     749,173
    Asahi Glass Co., Ltd............................... 1,020,000   5,770,206
    Asahi Kasei Corp...................................   929,000   7,029,723

                                     1326

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    Asatsu-DK, Inc.....................................     6,000 $   138,719
    Autobacs Seven Co., Ltd............................    34,800     561,843
    Azbil Corp.........................................     2,900      68,580
    Bank of Kyoto, Ltd. (The)..........................   201,000   1,601,078
    Bank of Yokohama, Ltd. (The).......................   755,000   3,795,138
    Brother Industries, Ltd............................   127,600   1,604,433
    Canon Marketing Japan, Inc.........................    39,500     505,494
    Chiba Bank, Ltd. (The).............................   463,000   2,929,921
    Chugoku Bank, Ltd. (The)...........................   109,400   1,346,642
    Citizen Holdings Co., Ltd..........................   160,300   1,248,325
    Coca-Cola West Co., Ltd............................    39,400     772,070
    COMSYS Holdings Corp...............................    67,800     983,378
*   Cosmo Oil Co., Ltd.................................   356,000     663,899
    Dai Nippon Printing Co., Ltd.......................   462,000   4,560,420
    Dai-ichi Life Insurance Co., Ltd. (The)............   123,100   1,847,139
    Daicel Corp........................................   200,000   1,603,767
    Daido Steel Co., Ltd...............................   166,000     825,413
    Denki Kagaku Kogyo KK..............................   302,000   1,158,200
    Ebara Corp.........................................    83,000     530,878
    Fuji Electric Co., Ltd.............................   105,000     454,877
    Fuji Media Holdings, Inc...........................    34,200     639,433
    FUJIFILM Holdings Corp.............................   384,600  11,207,982
*   Fujitsu, Ltd....................................... 1,317,000   7,362,144
    Fukuoka Financial Group, Inc.......................   480,000   1,999,979
#   Fukuyama Transporting Co., Ltd.....................    34,000     183,902
    Furukawa Electric Co., Ltd.........................   263,000     643,505
    Glory, Ltd.........................................    29,700     736,110
    Gunma Bank, Ltd. (The).............................   208,000   1,100,728
    H2O Retailing Corp.................................    75,000     613,588
    Hachijuni Bank, Ltd. (The).........................   364,000   2,009,968
    Hakuhodo DY Holdings, Inc..........................   106,800     862,683
    Hankyu Hanshin Holdings, Inc.......................   593,000   3,000,754
    Higo Bank, Ltd. (The)..............................   104,000     542,199
    Hiroshima Bank, Ltd. (The).........................   141,000     569,426
    Hitachi Capital Corp...............................    13,400     333,546
    Hitachi Chemical Co., Ltd..........................    58,300     835,956
    Hitachi Construction Machinery Co., Ltd............    57,800   1,104,127
    Hitachi High-Technologies Corp.....................    40,835     935,063
    Hitachi Transport System, Ltd......................    24,285     385,728
    Hokuhoku Financial Group, Inc......................   681,000   1,290,330
    House Foods Group Inc..............................    38,100     570,424
#   Ibiden Co., Ltd....................................    88,900   1,629,394
    Idemitsu Kosan Co., Ltd............................    75,200   1,668,436
    Isetan Mitsukoshi Holdings, Ltd....................   253,555   3,207,536
    ITOCHU Corp........................................ 1,094,100  13,366,918
    Iyo Bank, Ltd. (The)...............................   161,000   1,505,065
    J Front Retailing Co., Ltd.........................   385,000   2,566,341
    JFE Holdings, Inc..................................   381,900   7,913,919
    Joyo Bank, Ltd. (The)..............................   398,000   1,883,912
    JTEKT Corp.........................................   149,800   2,205,531
    JX Holdings, Inc................................... 1,865,786   8,994,368
    K's Holdings Corp..................................    12,000     319,353
    Kagoshima Bank, Ltd. (The).........................   145,000     868,131

                                     1327

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
JAPAN -- (Continued)
    Kajima Corp........................................    608,000 $ 2,239,846
    Kamigumi Co., Ltd..................................    160,000   1,433,063
    Kaneka Corp........................................    217,000   1,342,053
    Kawasaki Kisen Kaisha, Ltd.........................    646,000   1,505,826
    Keiyo Bank, Ltd. (The).............................    108,000     468,073
    Kewpie Corp........................................     17,500     249,137
*   Kobe Steel, Ltd....................................  2,645,000   4,381,530
    Konica Minolta, Inc................................    406,500   4,291,473
    Kuraray Co., Ltd...................................    217,400   2,437,263
    Kurita Water Industries, Ltd.......................     11,000     234,397
    Kyocera Corp.......................................    256,600  11,475,088
    Kyocera Corp. Sponsored ADR........................      3,558     159,256
    Kyowa Hakko Kirin Co., Ltd.........................    178,000   1,803,396
    Lintec Corp........................................      8,500     155,160
    LIXIL Group Corp...................................     99,640   2,567,068
    Maeda Road Construction Co., Ltd...................     23,000     375,664
    Marubeni Corp......................................  1,261,000   8,797,037
    Marui Group Co., Ltd...............................    159,500   1,494,149
    Matsumotokiyoshi Holdings Co., Ltd.................        900      32,032
    Medipal Holdings Corp..............................     93,500   1,365,343
    MEIJI Holdings Co., Ltd............................     41,900   2,614,755
    Mitsubishi Chemical Holdings Corp..................  1,529,400   6,501,194
    Mitsubishi Corp....................................  1,136,600  20,897,669
    Mitsubishi Gas Chemical Co., Inc...................    246,000   1,727,759
    Mitsubishi Logistics Corp..........................     70,000     978,215
    Mitsubishi Materials Corp..........................  1,167,000   3,917,682
    Mitsubishi Tanabe Pharma Corp......................    155,300   2,280,238
    Mitsubishi UFJ Financial Group, Inc................  7,531,834  45,279,701
    Mitsubishi UFJ Financial Group, Inc. ADR...........  1,691,580  10,217,143
    Mitsui & Co., Ltd..................................  1,287,200  17,237,278
    Mitsui & Co., Ltd. Sponsored ADR...................      4,829   1,296,925
    Mitsui Chemicals, Inc..............................    545,000   1,300,978
    Mitsui Mining & Smelting Co., Ltd..................    231,000     615,129
    Mitsui OSK Lines, Ltd..............................    792,000   3,246,397
    Mizuho Financial Group, Inc........................ 10,397,500  22,035,637
    MS&AD Insurance Group Holdings.....................    262,891   6,090,974
    Nagase & Co., Ltd..................................     96,000   1,124,983
    Nanto Bank, Ltd. (The).............................     58,000     203,683
    NEC Corp...........................................  2,839,000   8,204,258
    Nippo Corp.........................................     37,000     576,221
    Nippon Electric Glass Co., Ltd.....................    264,000   1,188,823
    Nippon Express Co., Ltd............................    595,000   2,794,763
    Nippon Meat Packers, Inc...........................    123,397   2,101,259
#   Nippon Paper Industries Co., Ltd...................     42,200     759,549
    Nippon Shokubai Co., Ltd...........................     86,000     902,928
    Nippon Steel & Sumitomo Metal Corp.................  6,077,000  18,432,944
    Nippon Yusen KK....................................  1,245,000   3,852,747
    Nishi-Nippon City Bank, Ltd. (The).................    368,000     927,755
    Nissan Motor Co., Ltd..............................  1,504,600  12,906,920
    Nissan Shatai Co., Ltd.............................      9,000     113,851
    Nisshin Seifun Group, Inc..........................    135,300   1,344,708
    Nisshin Steel Holdings Co., Ltd....................     28,800     305,574
    Nisshinbo Holdings, Inc............................     80,000     695,887

                                     1328

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
JAPAN -- (Continued)
    NKSJ Holdings, Inc.................................   107,000 $ 2,784,711
    NOK Corp...........................................    65,500   1,055,239
    Nomura Holdings, Inc...............................    15,200     105,610
*   NTN Corp...........................................   353,000   1,511,478
    NTT DOCOMO, Inc.................................... 1,212,400  19,411,492
    NTT DOCOMO, Inc. Sponsored ADR.....................     5,206      83,296
    Obayashi Corp......................................   470,000   2,774,753
    Oji Holdings Corp..................................   758,000   3,571,820
    Onward Holdings Co., Ltd...........................    84,000     606,294
    Otsuka Holdings Co., Ltd...........................    38,200   1,168,828
    Pola Orbis Holdings, Inc...........................    13,500     452,125
    Rengo Co., Ltd.....................................    93,000     489,302
    Resona Holdings, Inc...............................   816,900   4,305,943
    Ricoh Co., Ltd.....................................   681,000   7,156,148
    Rohm Co., Ltd......................................       400      19,934
    Sankyo Co., Ltd....................................    34,600   1,636,679
    SBI Holdings, Inc..................................    70,500     965,270
    Seiko Epson Corp...................................    26,700     693,359
    Seino Holdings Co., Ltd............................    82,000     774,265
    Sekisui Chemical Co., Ltd..........................   209,000   2,408,885
    Sekisui House, Ltd.................................   426,000   5,875,554
    Shiga Bank, Ltd. (The).............................   195,000     952,369
    Shimadzu Corp......................................    76,000     674,485
    Shimizu Corp.......................................   405,000   2,183,118
    Shinsei Bank, Ltd..................................    10,000      20,215
    Shizuoka Bank, Ltd. (The)..........................   303,000   3,009,423
    Showa Denko KK..................................... 1,122,000   1,522,406
    Showa Shell Sekiyu KK..............................   113,100   1,076,314
    SKY Perfect JSAT Holdings, Inc.....................    80,900     416,533
    Sohgo Security Services Co., Ltd...................    26,600     497,858
    Sojitz Corp........................................   805,500   1,380,888
    Sony Corp..........................................   152,200   2,384,516
#   Sony Corp. Sponsored ADR...........................   678,816  10,691,352
    Sumitomo Bakelite Co., Ltd.........................    52,000     193,878
    Sumitomo Chemical Co., Ltd......................... 1,722,000   6,976,209
    Sumitomo Corp......................................   903,300  11,255,411
    Sumitomo Electric Industries, Ltd..................   598,800   9,404,727
    Sumitomo Forestry Co., Ltd.........................    88,700     955,945
#   Sumitomo Heavy Industries, Ltd.....................   368,000   1,703,934
    Sumitomo Metal Mining Co., Ltd.....................   462,000   5,977,678
    Sumitomo Mitsui Financial Group, Inc...............   531,727  24,632,850
    Sumitomo Mitsui Trust Holdings, Inc................ 1,692,000   8,027,063
    Sumitomo Osaka Cement Co., Ltd.....................   133,000     497,280
    Suzuken Co. Ltd/Aichi Japan........................    45,600   1,576,069
    Suzuki Motor Corp..................................   263,900   6,840,769
    T&D Holdings, Inc..................................   128,500   1,565,662
    Taisei Corp........................................   644,000   2,812,730
    Taiyo Nippon Sanso Corp............................    45,000     311,346
    Takashimaya Co., Ltd...............................   192,000   1,780,101
    Takata Corp........................................    19,600     581,955
    TDK Corp...........................................   117,400   5,297,259
    Teijin, Ltd........................................   659,000   1,483,159
    Toho Holdings Co., Ltd.............................    11,500     202,256

                                     1329

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
JAPAN -- (Continued)
    Tokai Rika Co., Ltd................................    30,300 $    556,145
    Toppan Printing Co., Ltd...........................   408,000    2,975,214
    Toshiba TEC Corp...................................    44,000      291,842
    Tosoh Corp.........................................   357,000    1,522,187
    Toyo Seikan Group Holdings, Ltd....................   118,200    2,096,623
    Toyobo Co., Ltd....................................   129,000      229,030
    Toyoda Gosei Co., Ltd..............................    24,300      511,048
    Toyota Tsusho Corp.................................   186,000    4,361,285
    Ube Industries, Ltd................................   736,000    1,510,218
    Universal Entertainment Corp.......................       500        9,149
    UNY Group Holdings Co., Ltd........................   104,000      623,523
    Ushio, Inc.........................................    44,600      529,531
    Wacoal Holdings Corp...............................    52,000      536,440
#   Yamada Denki Co., Ltd..............................   590,700    2,027,500
    Yamaguchi Financial Group, Inc.....................   115,000    1,047,710
    Yamaha Corp........................................   111,400    1,633,203
    Yamato Kogyo Co., Ltd..............................    24,400      722,192
    Yamazaki Baking Co., Ltd...........................    65,000      699,772
                                                                  ------------
TOTAL JAPAN............................................            582,433,141
                                                                  ------------
NETHERLANDS -- (3.7%)
    Aegon NV........................................... 1,473,533   12,844,143
    Akzo Nobel NV......................................   169,936   12,222,130
    ArcelorMittal(B03XPL1).............................   955,406   15,780,818
#   ArcelorMittal(B295F26).............................   151,015    2,488,727
*   ING Groep NV....................................... 1,578,512   20,847,382
#*  ING Groep NV Sponsored ADR.........................   207,810    2,745,170
    Koninklijke Ahold NV...............................   563,810    9,384,768
    Koninklijke DSM NV.................................   161,589   10,696,343
*   Koninklijke KPN NV.................................   621,739    2,326,364
    Koninklijke Philips NV.............................   429,882   14,914,380
    Randstad Holding NV................................     5,794      367,436
                                                                  ------------
TOTAL NETHERLANDS......................................            104,617,661
                                                                  ------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   106,304      313,331
    Contact Energy, Ltd................................   338,257    1,409,458
    Fletcher Building, Ltd.............................    52,469      384,342
                                                                  ------------
TOTAL NEW ZEALAND......................................              2,107,131
                                                                  ------------
NORWAY -- (0.7%)
    Aker ASA Class A...................................    12,658      379,401
    DNB ASA............................................   628,280   10,669,621
    Norsk Hydro ASA....................................   853,507    3,882,977
    Orkla ASA..........................................   105,903      824,410
    SpareBank 1 SR Bank ASA............................     8,247       80,102
    Stolt-Nielsen, Ltd.................................     2,191       64,729
*   Storebrand ASA.....................................   202,119    1,207,382
    Subsea 7 SA........................................   151,633    2,613,231

                                     1330

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA Class A................        99 $     3,166
                                                                  -----------
TOTAL NORWAY...........................................            19,725,019
                                                                  -----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA............................   865,680   1,313,161
*   EDP Renovaveis SA..................................   166,881     960,368
                                                                  -----------
TOTAL PORTUGAL.........................................             2,273,529
                                                                  -----------
SINGAPORE -- (1.0%)
#   CapitaLand, Ltd.................................... 3,205,000   6,903,144
    City Developments, Ltd.............................    86,000     587,322
    DBS Group Holdings, Ltd............................   131,797   1,702,088
#   Golden Agri-Resources, Ltd......................... 5,519,000   2,241,084
    Hutchison Port Holdings Trust...................... 1,850,000   1,227,751
    Keppel Land, Ltd...................................   434,000   1,071,893
#*  Neptune Orient Lines, Ltd..........................   271,000     214,223
    Noble Group, Ltd................................... 4,037,000   2,995,471
#   Olam International, Ltd............................   970,000   1,122,589
#   OUE, Ltd...........................................   235,000     436,744
    Singapore Airlines, Ltd............................   559,400   4,198,365
    United Industrial Corp., Ltd.......................   428,000     981,785
    UOL Group, Ltd.....................................    22,000     100,757
    Venture Corp., Ltd.................................   148,000     857,406
    Wilmar International, Ltd.......................... 1,387,000   3,386,886
                                                                  -----------
TOTAL SINGAPORE........................................            28,027,508
                                                                  -----------
SPAIN -- (2.4%)
#   Acciona SA.........................................    41,333   2,738,765
    Banco de Sabadell SA............................... 1,423,996   4,201,156
    Banco Popular Espanol SA...........................   879,669   6,034,083
    Banco Santander SA................................. 2,143,045  18,437,007
    Banco Santander SA Sponsored ADR...................     1,804      15,587
    CaixaBank SA....................................... 1,336,599   8,191,652
    Iberdrola SA(B288C92).............................. 3,061,217  18,849,889
    Iberdrola SA(BJ05N64)..............................    85,034     524,913
    Repsol SA..........................................   368,795   8,619,422
                                                                  -----------
TOTAL SPAIN............................................            67,612,474
                                                                  -----------
SWEDEN -- (3.1%)
    Boliden AB.........................................   144,602   2,192,515
    Husqvarna AB Class B...............................    12,955      75,059
*   ICA Gruppen AB.....................................    24,222     745,663
    Meda AB Class A....................................    84,422   1,026,078
    Nordea Bank AB..................................... 1,822,627  24,321,140
    Skandinaviska Enskilda Banken AB Class A...........   931,974  12,008,187
    Skandinaviska Enskilda Banken AB Class C...........     6,988      88,476
#   SSAB AB Class A....................................   114,594     913,670
#   SSAB AB Class B....................................    39,135     276,700
    Svenska Cellulosa AB Class A.......................     9,172     259,946
    Svenska Cellulosa AB Class B.......................   489,187  13,910,214
    Svenska Handelsbanken AB Class A...................     9,617     456,346
    Swedbank AB Class A................................    90,325   2,356,997

                                     1331

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWEDEN -- (Continued)
    Tele2 AB Class B...................................     25,345 $    278,721
    Telefonaktiebolaget LM Ericsson Class B............  1,777,471   21,764,879
    Telefonaktiebolaget LM Ericsson Sponsored ADR......    135,337    1,663,292
    TeliaSonera AB.....................................    758,783    5,619,588
    Trelleborg AB Class B..............................     38,840      774,221
                                                                   ------------
TOTAL SWEDEN...........................................              88,731,692
                                                                   ------------
SWITZERLAND -- (8.4%)
    ABB, Ltd...........................................     82,282    2,046,626
    Adecco SA..........................................     90,409    7,101,314
    Aryzta AG..........................................     64,212    5,045,773
    Baloise Holding AG.................................     44,870    5,359,868
    Banque Cantonale Vaudoise..........................        100       54,359
    Clariant AG........................................    174,001    3,278,461
    Credit Suisse Group AG.............................    941,145   28,357,578
    Credit Suisse Group AG Sponsored ADR...............    103,658    3,125,289
    Givaudan SA........................................      1,610    2,380,738
    Holcim, Ltd........................................    241,079   17,498,105
    Lonza Group AG.....................................     17,436    1,748,943
    Novartis AG........................................    470,476   37,186,809
    Novartis AG ADR....................................    189,650   14,995,625
    Sika AG............................................        134      440,974
    Sulzer AG..........................................     14,697    2,212,990
    Swiss Life Holding AG..............................     30,648    6,596,326
    Swiss Re AG........................................    426,763   36,830,095
    UBS AG(B18YFJ4)....................................  1,543,793   30,620,023
    UBS AG(H89231338)..................................    214,814    4,268,354
    Zurich Insurance Group AG..........................     99,706   28,908,831
                                                                   ------------
TOTAL SWITZERLAND......................................             238,057,081
                                                                   ------------
UNITED KINGDOM -- (17.4%)
    Anglo American P.L.C...............................    495,168   11,675,555
    Barclays P.L.C.....................................  4,340,155   19,375,530
    Barclays P.L.C. Sponsored ADR......................  1,653,803   29,603,080
    Barratt Developments P.L.C.........................    110,113      684,578
    BP P.L.C. Sponsored ADR............................  2,235,512  104,823,157
    Carnival P.L.C.....................................    103,130    4,227,509
    Carnival P.L.C. ADR................................     91,252    3,723,994
    Coca-Cola HBC AG ADR...............................        535       14,124
    Glencore Xstrata P.L.C.............................  2,743,642   14,465,746
    HSBC Holdings P.L.C................................  1,350,754   13,861,082
    HSBC Holdings P.L.C. Sponsored ADR.................    495,579   25,517,363
    Investec P.L.C.....................................    278,720    1,792,564
    J Sainsbury P.L.C..................................  1,193,358    6,758,409
    Kingfisher P.L.C...................................  2,319,541   14,063,978
*   Lloyds Banking Group P.L.C......................... 22,210,010   30,288,691
*   Lloyds Banking Group P.L.C. ADR....................    172,033      942,741
    Mondi P.L.C........................................     38,848      587,867
    Old Mutual P.L.C...................................  3,308,835    9,363,664
    Pearson P.L.C. Sponsored ADR.......................    238,937    4,370,158
    Resolution, Ltd....................................    946,610    5,419,691
*   Royal Bank of Scotland Group P.L.C.................    814,582    4,537,939

                                     1332

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
#*    Royal Bank of Scotland Group P.L.C. Sponsored
        ADR.........................................     339,971 $    3,783,877
      Royal Dutch Shell P.L.C. ADR(780259107).......     943,951     68,747,951
      Royal Dutch Shell P.L.C. ADR(780259206).......     303,850     20,996,035
      Royal Dutch Shell P.L.C. Class A..............      13,182        456,645
      RSA Insurance Group P.L.C.....................     526,467        838,543
      Vedanta Resources P.L.C.......................      53,978        713,533
      Vodafone Group P.L.C..........................  14,789,930     54,807,278
      Vodafone Group P.L.C. Sponsored ADR...........     853,735     31,639,419
      WM Morrison Supermarkets P.L.C................   1,291,763      5,090,454
                                                                 --------------
TOTAL UNITED KINGDOM................................                493,171,155
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,785,995,673
                                                                 --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Porsche Automobil Holding SE..................      46,252      4,512,376
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Raiffeisen Bank International Rights..........      38,849             --
                                                                 --------------
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights...............     879,669         48,643
*     Banco Santander SA Rights.....................   2,143,034        430,858
                                                                 --------------
TOTAL SPAIN.........................................                    479,501
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    479,501
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund................   3,370,786     39,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $952,221 GNMA 3.50%,
        09/20/42, valued at $855,880) to be
        repurchased at $839,099..................... $       839        839,098
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 39,839,098
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,478,730,267)^^...........................             $2,830,826,648
                                                                 ==============

                                     1333

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
   Australia............................ $    238,205 $  141,101,043   --    $  141,339,248
   Austria..............................           --      7,008,952   --         7,008,952
   Belgium..............................      678,188     36,437,696   --        37,115,884
   Canada...............................  250,164,888             --   --       250,164,888
   Denmark..............................           --     41,678,472   --        41,678,472
   Finland..............................           --     30,710,536   --        30,710,536
   France...............................   10,823,510    279,486,538   --       290,310,048
   Germany..............................   23,515,761    210,503,767   --       234,019,528
   Greece...............................           --        816,242   --           816,242
   Hong Kong............................      236,646     69,234,667   --        69,471,313
   Ireland..............................    1,274,049      1,365,816   --         2,639,865
   Israel...............................           --      8,782,143   --         8,782,143
   Italy................................    2,129,325     43,052,838   --        45,182,163
   Japan................................   22,447,972    559,985,169   --       582,433,141
   Netherlands..........................    5,233,897     99,383,764   --       104,617,661
   New Zealand..........................           --      2,107,131   --         2,107,131
   Norway...............................           --     19,725,019   --        19,725,019
   Portugal.............................           --      2,273,529   --         2,273,529
   Singapore............................           --     28,027,508   --        28,027,508
   Spain................................       15,587     67,596,887   --        67,612,474
   Sweden...............................    1,663,292     87,068,400   --        88,731,692
   Switzerland..........................   22,389,268    215,667,813   --       238,057,081
   United Kingdom.......................  294,161,899    199,009,256   --       493,171,155
Preferred Stocks
   Germany..............................           --      4,512,376   --         4,512,376
Rights/Warrants
   Austria..............................           --             --   --                --
   Spain................................           --        479,501   --           479,501
Securities Lending Collateral...........           --     39,839,098   --        39,839,098
                                         ------------ --------------   --    --------------
TOTAL................................... $634,972,487 $2,195,854,161   --    $2,830,826,648
                                         ============ ==============   ==    ==============

                                     1334

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES   VALUE++
                                                        ------- ----------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (4.5%)
    Acrux, Ltd.........................................   8,981 $   18,129
    Adelaide Brighton, Ltd.............................  94,917    314,114
*   Aditya Birla Minerals, Ltd.........................   7,401      2,168
    AGL Energy, Ltd....................................  20,026    266,503
*   AJ Lucas Group, Ltd................................   8,887      9,155
#   ALS Ltd/Queensland.................................  53,808    375,748
*   Alumina, Ltd....................................... 571,613    633,958
*   Alumina, Ltd. Sponsored ADR........................  14,400     62,928
    Amalgamated Holdings, Ltd..........................  22,951    162,918
    Amcom Telecommunications, Ltd......................  31,775     55,217
    Amcor, Ltd......................................... 147,315  1,381,860
    AMP, Ltd........................................... 326,849  1,220,008
    Ansell, Ltd........................................  20,310    340,454
*   Antares Energy, Ltd................................  34,313     15,465
    AP Eagers, Ltd.....................................  15,769     71,940
    APA Group..........................................  74,687    391,323
#*  APN News & Media, Ltd.............................. 105,115     43,330
*   Aquarius Platinum, Ltd.............................  41,410     27,504
#*  Aquila Resources, Ltd..............................  22,801     48,338
    ARB Corp., Ltd.....................................   5,672     54,729
    Aristocrat Leisure, Ltd............................  37,336    148,689
    Arrium, Ltd........................................ 380,081    516,731
    Asciano, Ltd....................................... 143,822    705,859
*   ASG Group, Ltd.....................................  36,938     15,148
    ASX, Ltd...........................................  20,952    652,472
#   Atlas Iron, Ltd.................................... 197,419    173,139
    Aurizon Holdings, Ltd..............................  79,406    341,477
*   Aurora Oil & Gas, Ltd..............................  48,275    115,429
#   Ausdrill, Ltd......................................  76,045     59,827
#   Ausenco, Ltd.......................................  31,177     19,037
*   Austal, Ltd........................................  32,722     24,310
    Austbrokers Holdings, Ltd..........................   1,390     13,741
    Austin Engineering, Ltd............................   9,103     28,301
    Australia & New Zealand Banking Group, Ltd......... 185,705  4,891,515
*   Australian Agricultural Co., Ltd...................  97,204    100,875
    Australian Infrastructure Fund.....................  80,194        491
    Australian Pharmaceutical Industries, Ltd..........  99,134     51,596
    Automotive Holdings Group, Ltd.....................  36,616    120,058
    Aveo Group.........................................  83,543    155,444
*   AVJennings, Ltd....................................   8,932      4,567
*   AWE, Ltd........................................... 171,641    194,708
    Bank of Queensland, Ltd............................  79,179    789,614
#   BC Iron, Ltd.......................................   3,331     15,012
    Beach Energy, Ltd.................................. 358,445    446,579
    Bendigo and Adelaide Bank, Ltd..................... 109,631  1,112,584
    Bentham IMF, Ltd...................................   1,965      3,066
    BHP Billiton, Ltd..................................  39,457  1,260,070
    BHP Billiton, Ltd. Sponsored ADR...................  25,036  1,601,052
*   Billabong International, Ltd.......................  79,888     42,054
    Blackmores, Ltd....................................   1,011     19,344
*   BlueScope Steel, Ltd............................... 140,180    662,214

                                     1335

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
#   Boart Longyear, Ltd................................   112,356 $   46,191
    Boral, Ltd.........................................   203,956    847,078
#   Bradken, Ltd.......................................    43,806    191,571
    Brambles, Ltd......................................    48,762    384,373
    Breville Group, Ltd................................     8,927     63,499
#   Brickworks, Ltd....................................     8,373    104,020
    BT Investment Management, Ltd......................     7,986     42,602
#*  Buru Energy, Ltd...................................     2,744      4,396
    Cabcharge Australia, Ltd...........................    29,769     99,729
    Caltex Australia, Ltd..............................    27,789    470,533
#   Cardno, Ltd........................................    26,221    146,887
*   Carnarvon Petroleum, Ltd...........................   111,869      5,860
    carsales.com, Ltd..................................    17,740    139,988
    Cash Converters International, Ltd.................    57,532     43,888
    Cedar Woods Properties, Ltd........................     3,273     21,449
    Challenger, Ltd....................................    74,729    391,813
*   Coal of Africa, Ltd................................    52,185      5,856
    Coca-Cola Amatil, Ltd..............................    17,190    175,769
    Cochlear, Ltd......................................     3,744    187,464
*   Cockatoo Coal, Ltd.................................   311,976      9,385
*   Coffey International, Ltd..........................    48,876     10,054
    Commonwealth Bank of Australia.....................    54,418  3,533,165
    Computershare, Ltd.................................    17,419    170,182
    Credit Corp. Group, Ltd............................     3,280     27,190
    Crowe Horwath Australasia, Ltd.....................    37,000      8,251
    Crown Resorts, Ltd.................................    36,305    529,864
    CSG, Ltd...........................................    16,337     13,330
    CSL, Ltd...........................................    10,804    665,007
    CSR, Ltd...........................................   134,036    342,893
    Data#3, Ltd........................................     8,941      7,011
    David Jones, Ltd...................................   140,183    366,671
    Decmil Group, Ltd..................................    35,216     60,221
    Downer EDI, Ltd....................................   116,350    501,240
*   Drillsearch Energy, Ltd............................    95,256    120,350
    DuluxGroup, Ltd....................................    32,405    151,794
    DWS, Ltd...........................................    11,284     13,232
    Echo Entertainment Group, Ltd......................   193,405    399,661
#*  Elders, Ltd........................................   103,979     11,353
    Emeco Holdings, Ltd................................   196,879     44,921
*   Energy Resources of Australia, Ltd.................    55,774     61,652
*   Energy World Corp., Ltd............................   154,243     49,137
    Envestra, Ltd......................................   186,216    185,879
    ERM Power, Ltd.....................................     1,889      4,248
    Euroz, Ltd.........................................     3,934      4,159
    Evolution Mining, Ltd..............................    52,070     28,497
    Fairfax Media, Ltd.................................   532,151    311,251
    Finbar Group, Ltd..................................       595        833
#   Fleetwood Corp., Ltd...............................    11,993     30,209
    Flight Centre Travel Group, Ltd....................     9,755    404,264
*   Focus Minerals, Ltd................................ 1,002,633      9,779
    Forge Group, Ltd...................................     5,619      3,523
    Fortescue Metals Group, Ltd........................    40,384    187,319
    Funtastic, Ltd.....................................    32,496      4,552

                                     1336

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    G8 Education, Ltd..................................   7,983 $   22,695
    Goodman Fielder, Ltd............................... 479,218    285,473
#   GrainCorp, Ltd. Class A............................  43,955    292,047
    Grange Resources, Ltd.............................. 167,580     39,534
*   Gryphon Minerals, Ltd..............................  28,227      4,350
    GUD Holdings, Ltd..................................  16,595     91,104
*   Gunns, Ltd......................................... 133,137         --
    GWA Group, Ltd.....................................  61,780    161,921
#   Harvey Norman Holdings, Ltd........................ 138,744    363,435
    Helloworld, Ltd....................................  25,000      7,862
    HFA Holdings, Ltd..................................  13,456     11,295
    Hills Holdings, Ltd................................  49,659     76,115
#*  Horizon Oil, Ltd................................... 251,263     73,575
*   Icon Energy, Ltd...................................  52,698      6,669
    iiNET, Ltd.........................................  27,956    164,630
    Iluka Resources, Ltd...............................  52,869    403,615
#   Imdex, Ltd.........................................  46,977     27,101
    Incitec Pivot, Ltd................................. 368,466    920,413
    Independence Group NL..............................  53,604    154,003
*   Infigen Energy.....................................  86,150     17,825
    Insurance Australia Group, Ltd..................... 273,346  1,309,294
    Invocare, Ltd......................................  12,546    115,274
    IOOF Holdings, Ltd.................................  42,129    324,666
    Iress, Ltd.........................................  12,030     94,654
    James Hardie Industries P.L.C......................  28,661    323,946
    James Hardie Industries P.L.C. Sponsored ADR.......   1,236     69,253
    JB Hi-Fi, Ltd......................................  10,644    167,552
*   Kagara, Ltd........................................  60,876      1,225
    Kingsgate Consolidated, Ltd........................  34,084     32,544
*   Kingsrose Mining, Ltd..............................  26,359      8,673
    Leighton Holdings, Ltd.............................  18,441    265,037
    Lend Lease Group...................................  88,111    811,651
*   Linc Energy, Ltd.(B12CM37).........................  59,825     48,271
#*  Linc Energy, Ltd.(BHB1P05).........................  19,996     20,830
#   M2 Group, Ltd......................................   6,452     34,926
*   Macmahon Holdings, Ltd............................. 196,207     23,219
    Macquarie Atlas Roads Group........................  61,956    152,970
    Macquarie Group, Ltd...............................  43,693  2,061,196
*   Matrix Composites & Engineering, Ltd...............   2,049      1,968
    MaxiTRANS Industries, Ltd..........................  33,340     37,065
#*  Mayne Pharma Group, Ltd............................  28,592     18,427
    McMillan Shakespeare, Ltd..........................   5,584     58,066
    McPherson's, Ltd...................................   5,740      6,722
*   Medusa Mining, Ltd.................................  20,739     34,407
    Melbourne IT, Ltd..................................  27,781     34,279
    Mermaid Marine Australia, Ltd......................  35,313     90,475
*   Mesoblast, Ltd.....................................   7,732     39,792
*   Metals X, Ltd...................................... 100,801     17,156
    Metcash, Ltd....................................... 174,084    459,388
    Mincor Resources NL................................  43,402     21,999
*   Mineral Deposits, Ltd..............................  32,422     63,793
    Mineral Resources, Ltd.............................  35,093    345,565
#   Monadelphous Group, Ltd............................   6,817     95,113

                                     1337

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    Mortgage Choice, Ltd...............................  11,330 $   28,869
#   Mount Gibson Iron, Ltd............................. 171,910    157,447
#   Myer Holdings, Ltd................................. 168,270    372,110
    National Australia Bank, Ltd....................... 164,052  4,769,253
    Navitas, Ltd.......................................  20,111    119,015
*   Neon Energy, Ltd................................... 100,200      3,601
    New Hope Corp., Ltd................................  32,366     99,086
    Newcrest Mining, Ltd...............................  88,170    727,244
*   Nexus Energy, Ltd.................................. 252,869     13,048
    NIB Holdings, Ltd..................................  74,922    165,815
    Northern Star Resources, Ltd.......................  38,476     28,956
    NRW Holdings, Ltd..................................  64,898     71,188
    Nufarm, Ltd........................................  46,222    157,108
    Oakton, Ltd........................................   1,390      1,922
    Oil Search, Ltd....................................  35,591    250,051
    Orica, Ltd.........................................  39,314    809,249
    Origin Energy, Ltd................................. 166,079  2,029,604
*   Orora, Ltd......................................... 147,315    165,021
    OrotonGroup, Ltd...................................   2,881     10,591
    OZ Minerals, Ltd...................................  86,694    265,906
    Pacific Brands, Ltd................................ 226,091    120,694
#*  Paladin Energy, Ltd................................ 209,906     92,522
    PanAust, Ltd.......................................  63,960     90,583
    Panoramic Resources, Ltd...........................  75,563     15,821
    Patties Foods, Ltd.................................   1,438      1,763
*   Peet, Ltd..........................................  30,792     36,989
#   Perpetual, Ltd.....................................   5,773    237,598
*   Perseus Mining, Ltd................................  30,891     10,025
    Platinum Asset Management, Ltd.....................  14,428     85,838
*   PMP, Ltd...........................................  73,062     28,136
    Premier Investments, Ltd...........................  24,401    162,483
    Primary Health Care, Ltd........................... 124,739    541,851
*   Prime Aet&D Holdings No.1, Ltd.....................       4         --
#   Prime Media Group, Ltd.............................  39,708     34,668
    Programmed Maintenance Services, Ltd...............  30,695     82,768
#*  Qantas Airways, Ltd................................ 300,364    287,612
    QBE Insurance Group, Ltd........................... 106,704  1,071,927
    Qube Holdings, Ltd.................................   8,410     15,308
*   Ramelius Resources, Ltd............................  61,433      6,546
    Ramsay Health Care, Ltd............................   7,819    300,227
    RCG Corp., Ltd.....................................   4,861      3,298
    RCR Tomlinson, Ltd.................................  36,471     98,084
    REA Group, Ltd.....................................   4,246    150,904
*   Recall Holdings, Ltd...............................   5,744     22,571
#*  Red Fork Energy, Ltd...............................  36,248      6,961
    Redflex Holdings, Ltd..............................   4,333      4,668
    Reece Australia, Ltd...............................     591     17,354
    Regis Resources, Ltd...............................  30,135     69,756
    Reject Shop, Ltd. (The)............................   2,325     22,824
*   Resolute Mining, Ltd............................... 154,687     72,023
#   Retail Food Group, Ltd.............................  12,246     44,938
    Ridley Corp., Ltd..................................  50,890     35,853
    Rio Tinto, Ltd.....................................  28,176  1,601,019

                                     1338

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
*   Roc Oil Co., Ltd................................... 253,353 $  101,813
    Ruralco Holdings, Ltd..............................   1,942      5,572
    SAI Global, Ltd....................................  47,373    155,461
    Salmat, Ltd........................................  11,000     20,213
*   Samson Oil & Gas, Ltd. Sponsored ADR...............  12,700      6,223
*   Sandfire Resources NL..............................   8,266     41,629
    Santos, Ltd........................................ 140,727  1,644,225
*   Saracen Mineral Holdings, Ltd...................... 207,870     50,148
    Sedgman, Ltd.......................................  11,987      6,299
    Seek, Ltd..........................................  20,696    224,655
    Select Harvests, Ltd...............................   2,843     14,337
*   Senex Energy, Ltd.................................. 185,711    106,766
    Servcorp, Ltd......................................   9,992     36,922
    Seven Group Holdings, Ltd..........................  24,235    164,609
    Seven West Media, Ltd..............................  79,344    151,942
    Sigma Pharmaceuticals, Ltd......................... 310,712    161,668
*   Silex Systems, Ltd.................................   6,346     11,498
#*  Silver Lake Resources, Ltd.........................  38,161     19,815
*   Sims Metal Management, Ltd.........................  41,257    374,560
*   Sims Metal Management, Ltd. Sponsored ADR..........   4,871     43,936
    Skilled Group, Ltd.................................  41,596    103,828
#   SMS Management & Technology, Ltd...................  19,539     69,041
    Sonic Healthcare, Ltd..............................  47,218    681,544
    Southern Cross Media Group, Ltd.................... 150,456    206,547
    SP AusNet.......................................... 139,417    151,624
    Spark Infrastructure Group......................... 205,262    294,813
    Specialty Fashion Group, Ltd.......................   8,094      6,132
#*  St Barbara, Ltd.................................... 138,569     36,639
*   Starpharma Holdings, Ltd...........................  16,423     11,509
    STW Communications Group, Ltd......................  95,520    121,156
    Suncorp Group, Ltd................................. 189,298  2,012,297
*   Sundance Energy Australia, Ltd.....................  36,867     32,885
    Sunland Group, Ltd.................................  21,844     30,157
    Super Retail Group, Ltd............................  25,199    236,146
    Sydney Airport.....................................  73,615    253,887
    Tabcorp Holdings, Ltd.............................. 195,873    591,749
*   Tanami Gold NL.....................................       1         --
*   Tap Oil, Ltd.......................................  49,618     21,740
    Tassal Group, Ltd..................................  24,227     70,091
    Tatts Group, Ltd................................... 347,357    908,025
    Telstra Corp., Ltd.................................  78,728    354,340
    Telstra Corp., Ltd. ADR............................     600     13,512
#*  Ten Network Holdings, Ltd.......................... 413,470    128,676
    TFS Corp., Ltd.....................................  27,337     28,011
    Thorn Group, Ltd...................................   5,639     10,015
*   Tiger Resources, Ltd...............................  65,205     21,325
    Toll Holdings, Ltd................................. 176,291    860,948
    Tox Free Solutions, Ltd............................  30,708     89,548
    TPG Telecom, Ltd...................................  80,192    378,779
    Transfield Services, Ltd........................... 110,789     77,114
*   Transpacific Industries Group, Ltd................. 256,670    250,467
    Transurban Group...................................  56,923    343,936
    Treasury Wine Estates, Ltd......................... 161,587    516,876

                                     1339

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
AUSTRALIA -- (Continued)
#*  Troy Resources, Ltd................................  16,581 $    16,115
    UGL, Ltd...........................................  44,045     269,842
    UXC, Ltd...........................................  56,149      51,905
    Village Roadshow, Ltd..............................  16,637     103,079
#*  Virgin Australia Holdings, Ltd.(B43DQC7)........... 423,618     128,042
*   Virgin Australia Holdings, Ltd..................... 312,963          --
#   Washington H Soul Pattinson & Co., Ltd.............   9,507     125,692
*   Watpac, Ltd........................................  32,558      29,398
    WDS, Ltd...........................................  33,762      25,366
#   Webjet, Ltd........................................  13,416      32,058
    Wesfarmers, Ltd....................................  81,540   2,991,853
#   Western Areas, Ltd.................................  12,096      28,064
    Westpac Banking Corp............................... 166,809   4,495,763
*   Whitehaven Coal, Ltd...............................  30,345      47,632
#   Wide Bay Australia, Ltd............................   1,410       7,135
    Woodside Petroleum, Ltd............................  35,883   1,173,545
    Woolworths, Ltd....................................  17,204     512,902
    WorleyParsons, Ltd.................................  21,320     307,085
    Wotif.com Holdings, Ltd............................   1,468       3,128
                                                                -----------
TOTAL AUSTRALIA........................................          79,960,841
                                                                -----------
AUSTRIA -- (0.4%)
*   A-TEC Industries AG................................   3,557          --
    Agrana Beteiligungs AG.............................     753      89,155
    Andritz AG.........................................   3,826     209,939
    Atrium European Real Estate, Ltd...................  24,278     136,242
    Austria Technologie & Systemtechnik AG.............   1,769      19,337
    CA Immobilien Anlagen AG...........................   5,017      87,271
    Conwert Immobilien Invest SE.......................   1,900      24,610
    Erste Group Bank AG................................  32,800   1,190,072
    EVN AG.............................................   6,414      99,848
    Flughafen Wien AG..................................   2,248     180,779
    IMMOFINANZ AG......................................  97,785     461,214
    Kapsch TrafficCom AG...............................     655      36,156
    Lenzing AG.........................................     871      52,696
    Mayr Melnhof Karton AG.............................   1,048     128,079
    Oesterreichische Post AG...........................   3,093     142,545
    OMV AG.............................................  21,333     923,035
    Palfinger AG.......................................     452      18,973
    POLYTEC Holding AG.................................   1,501      14,942
    Raiffeisen Bank International AG...................  12,426     476,464
    RHI AG.............................................   3,664     120,023
    Rosenbauer International AG........................     591      49,387
    S IMMO AG..........................................   4,858      34,563
    Schoeller-Bleckmann Oilfield Equipment AG..........   1,205     125,807
    Semperit AG Holding................................   2,321     117,273
    Strabag SE.........................................   2,918      86,916
    Telekom Austria AG.................................  15,824     138,241
    UNIQA Insurance Group AG...........................   5,018      64,714
    Verbund AG.........................................   4,598      96,862
    Vienna Insurance Group AG Wiener Versicherung
      Gruppe...........................................   7,150     339,223
    Voestalpine AG.....................................  21,072     943,136
    Wienerberger AG....................................  27,237     430,990

                                     1340

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    Zumtobel AG........................................  4,362 $   95,450
                                                               ----------
TOTAL AUSTRIA..........................................         6,933,942
                                                               ----------
BELGIUM -- (1.0%)
*   Ablynx NV..........................................  6,382     62,335
    Ackermans & van Haaren NV..........................  6,496    701,596
    Ageas.............................................. 53,583  2,299,328
*   AGFA-Gevaert NV.................................... 63,356    186,936
    Anheuser-Busch InBev NV............................ 21,489  2,059,564
    Anheuser-Busch InBev NV Sponsored ADR.............. 13,736  1,317,145
    Arseus NV..........................................  4,228    151,006
    Atenor Group.......................................     67      3,298
    Banque Nationale de Belgique.......................     44    189,567
    Barco NV...........................................  3,113    235,790
    Belgacom SA........................................ 28,181    804,463
    Cie d'Entreprises CFE..............................  2,275    199,149
    Cie Immobiliere de Belgique SA.....................    189      9,706
    Cie Maritime Belge SA..............................  3,221     91,938
    Colruyt SA.........................................  3,799    215,511
    D'ieteren SA.......................................  6,011    288,033
*   Deceuninck NV...................................... 18,601     53,127
    Delhaize Group SA.................................. 15,783  1,013,716
    Delhaize Group SA Sponsored ADR.................... 11,639    744,663
#   Econocom Group.....................................  8,566     90,570
    Elia System Operator SA............................  3,974    182,942
#*  Euronav NV.........................................  5,837     76,416
    EVS Broadcast Equipment SA.........................  1,521     91,095
    Exmar NV...........................................  8,774    137,506
*   Galapagos NV.......................................  6,113    147,726
*   Ion Beam Applications..............................  6,562     65,843
    Jensen-Group NV....................................    324      6,041
    KBC Groep NV....................................... 33,376  1,968,523
    Kinepolis Group NV.................................  1,570    249,198
    Lotus Bakeries.....................................     19     19,155
    Melexis NV.........................................  2,127     73,659
    Mobistar SA........................................  1,159     21,890
    NV Bekaert SA......................................  9,897    340,695
#   Nyrstar NV......................................... 36,079    138,499
    Recticel SA........................................  6,887     63,251
    Resilux............................................    348     46,439
*   Roularta Media Group NV............................  1,508     25,474
    Sioen Industries NV................................  4,172     49,783
    Sipef SA...........................................  1,215     94,063
    Solvay SA..........................................  9,078  1,267,487
    Telenet Group Holding NV...........................  4,905    291,358
    Tessenderlo Chemie NV..............................  6,750    175,619
#*  ThromboGenics NV...................................  2,876     72,543
    UCB SA............................................. 15,172  1,072,808
    Umicore SA......................................... 21,431    916,373
    Van de Velde NV....................................    771     38,612

                                     1341

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BELGIUM -- (Continued)
*   Viohalco SA........................................  20,959 $   106,003
                                                                -----------
TOTAL BELGIUM..........................................          18,456,442
                                                                -----------
BRAZIL -- (1.6%)
    AES Tiete SA.......................................   7,000      50,510
    Aliansce Shopping Centers SA.......................  19,156     129,850
    All America Latina Logistica SA....................  86,800     236,105
    AMBEV SA ADR.......................................  63,002     412,033
    Anhanguera Educacional Participacoes SA............  78,051     410,538
    Arezzo Industria e Comercio SA.....................   5,000      53,592
    Arteris SA.........................................   7,253      49,836
    Autometal SA.......................................   3,700      25,711
*   B2W Cia Digital....................................  10,800     103,675
*   Banco ABC Brasil SA................................     489       2,417
    Banco Alfa de Investimento SA......................  14,300      39,168
    Banco Bradesco SA..................................  61,212     726,545
    Banco Bradesco SA ADR.............................. 151,693   1,597,330
    Banco do Brasil SA.................................  78,901     678,681
    Banco Santander Brasil SA ADR...................... 102,545     468,631
    Bematech SA........................................   6,000      20,339
    BM&FBovespa SA..................................... 246,373     972,083
    BR Malls Participacoes SA..........................  48,200     302,379
    Brasil Brokers Participacoes SA....................  23,200      48,690
    Brasil Insurance Participacoes e Administracao
      SA...............................................  10,700      84,127
*   Braskem SA Sponsored ADR...........................   9,069     137,395
    BRF SA.............................................   9,416     168,530
    BRF SA ADR.........................................  31,160     550,909
*   Brookfield Incorporacoes SA........................  87,670      48,087
    CCR SA.............................................  37,000     237,343
    Centrais Eletricas Brasileiras SA..................  27,300      58,899
    CETIP SA - Mercados Organizados....................  13,094     125,306
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      ADR..............................................   7,747     296,478
    Cia de Saneamento Basico do Estado de Sao Paulo
       ADR.............................................  25,800     235,554
    Cia de Saneamento de Minas Gerais-COPASA...........  10,400     135,823
    Cia Energetica de Minas Gerais.....................   1,939      11,143
    Cia Energetica de Minas Gerais Sponsored ADR.......  14,963      86,339
    Cia Hering.........................................  14,477     160,699
    Cia Paranaense de Energia..........................   1,200       9,859
#   Cia Paranaense de Energia Sponsored ADR............   7,845      89,904
    Cia Providencia Industria e Comercio SA............   1,300       4,413
    Cia Siderurgica Nacional SA Sponsored ADR..........  62,414     288,977
    Cielo SA...........................................   8,943     236,873
*   Contax Participacoes SA............................   6,800      55,819
    Cosan SA Industria e Comercio......................  29,400     437,821
    CPFL Energia SA....................................   8,400      63,186
    Cremer SA..........................................  10,900      66,680
    Cyrela Brazil Realty SA Empreendimentos
       e Participacoes.................................  62,300     367,477
    Cyrela Commercial Properties SA Empreendimentos
       e Participacoes.................................     300       2,531
    Diagnosticos da America SA.........................  49,769     305,903
    Direcional Engenharia SA...........................  12,204      53,463
    Duratex SA.........................................  55,724     272,891
    EcoRodovias Infraestrutura e Logistica SA..........  11,954      60,806
    EDP - Energias do Brasil SA........................  51,600     205,980

                                     1342

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
BRAZIL -- (Continued)
    Embraer SA.........................................  44,200 $335,006
    Embraer SA ADR.....................................  20,543  630,465
    Equatorial Energia SA..............................  20,691  190,071
    Estacio Participacoes SA...........................  40,752  316,527
    Eternit SA.........................................  24,972   82,710
    Even Construtora e Incorporadora SA................  43,300  128,262
    Ez Tec Empreendimentos e Participacoes SA..........  13,000  144,762
*   Fibria Celulose SA.................................  12,383  137,876
*   Fibria Celulose SA Sponsored ADR...................  45,289  505,878
    Fleury SA..........................................   9,900   75,529
    Gafisa SA..........................................  40,100   50,915
    Gafisa SA ADR......................................  54,377  138,661
*   General Shopping Brasil SA.........................   6,700   19,754
    Gerdau SA..........................................  25,700  150,192
    Gerdau SA Sponsored ADR............................ 105,500  743,775
    Grendene SA........................................  20,200  133,558
    Guararapes Confeccoes SA...........................   1,200   46,201
    Helbor Empreendimentos SA..........................  35,575  102,924
    Hypermarcas SA.....................................  71,798  451,231
    Iguatemi Empresa de Shopping Centers SA............  17,900  148,510
*   International Meal Co. Holdings SA.................  11,500   83,409
    Iochpe-Maxion SA...................................  14,400  145,018
    Itau Unibanco Holding SA...........................  15,040  171,205
    Itau Unibanco Holding SA ADR.......................  27,755  339,724
    JBS SA............................................. 129,264  450,777
    JHSF Participacoes SA..............................  23,200   38,536
    JSL SA.............................................  14,000   77,577
    Kepler Weber SA....................................   2,900   44,379
    Kroton Educacional SA..............................  25,358  386,161
    Light SA...........................................  14,507  114,812
    Localiza Rent a Car SA.............................  10,345  130,653
*   Log-in Logistica Intermodal SA.....................   6,500   22,378
    Lojas Americanas SA................................  22,863  118,300
    Lojas Renner SA....................................   9,967  228,137
    LPS Brasil Consultoria de Imoveis SA...............   4,600   23,941
    M Dias Branco SA...................................   6,316  215,460
    Magnesita Refratarios SA...........................  23,138   50,094
    Mahle-Metal Leve SA Industria e Comercio...........   6,900   70,076
*   Marfrig Alimentos SA...............................  36,867   63,390
    Marisa Lojas SA....................................   5,200   34,047
    Mills Estruturas e Servicos de Engenharia SA.......   9,557  110,592
*   Minerva SA.........................................  15,200   69,042
*   MMX Mineracao e Metalicos SA.......................  12,997   19,912
    MRV Engenharia e Participacoes SA..................  73,269  249,424
    Multiplan Empreendimentos Imobiliarios SA..........   9,675  174,423
    Multiplus SA.......................................   2,600   27,921
    Natura Cosmeticos SA...............................   6,100   98,810
    Odontoprev SA......................................  40,500  151,196
    Oi SA..............................................  10,605   20,131
    Oi SA ADR(670851104)...............................   2,918    5,486
    Oi SA ADR(670851203)...............................  71,973  123,074
*   Paranapanema SA....................................  51,280   89,153
*   PDG Realty SA Empreendimentos e Participacoes...... 336,947  232,289

                                     1343

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
BRAZIL -- (Continued)
    Petroleo Brasileiro SA.............................  53,426 $   301,312
    Petroleo Brasileiro SA ADR.........................  90,141   1,010,481
    Petroleo Brasileiro SA Sponsored ADR............... 126,710   1,507,849
    Porto Seguro SA....................................  28,377     331,477
    Positivo Informatica SA............................   7,200       9,141
    Profarma Distribuidora de Produtos Farmaceuticos SA   3,400      21,801
    QGEP Participacoes SA..............................  16,800      61,715
    Raia Drogasil SA...................................  14,250      85,528
    Restoque Comercio e Confeccoes de Roupas SA........   6,600      14,300
    Rodobens Negocios Imobiliarios SA..................   4,000      17,434
*   Rossi Residencial SA...............................  88,154      70,657
    Santos Brasil Participacoes SA.....................   9,150      61,923
    Sao Martinho SA....................................   9,800     100,358
    SLC Agricola SA....................................  15,400     114,709
    Sonae Sierra Brasil SA.............................   3,937      25,368
    Souza Cruz SA......................................  13,200     115,541
*   Springs Global Participacoes SA....................  24,200      14,270
    Sul America SA.....................................  50,397     276,785
*   Tecnisa SA.........................................  24,255      77,909
    Tegma Gestao Logistica.............................   3,550      27,231
    Telefonica Brasil SA...............................   1,747      28,497
    Telefonica Brasil SA ADR...........................  12,260     232,940
    Tempo Participacoes SA.............................  15,600      22,043
    Tim Participacoes SA...............................  12,200      63,824
    Tim Participacoes SA ADR...........................   6,220     161,907
    Totvs SA...........................................  17,500     228,990
    TPI - Triunfo Participacoes e Investimentos SA.....   4,800      18,671
    Tractebel Energia SA...............................   4,500      64,319
    Transmissora Alianca de Energia Eletrica SA........  24,054     177,162
    Ultrapar Participacoes SA Sponsored ADR............  28,612     630,895
*   Usinas Siderurgicas de Minas Gerais SA.............  18,960      88,319
    Vale SA............................................  21,811     296,391
#   Vale SA Sponsored ADR(91912E105)...................  78,960   1,073,856
    Vale SA Sponsored ADR(91912E204)................... 104,605   1,284,549
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................  10,175     126,644
*   Vanguarda Agro SA..................................  50,212      66,875
*   Viver Incorporadora e Construtora SA...............  45,423       3,950
    WEG SA.............................................  22,128     250,581
                                                                -----------
TOTAL BRAZIL...........................................          28,965,864
                                                                -----------
CANADA -- (6.6%)
*   5N Plus, Inc.......................................   7,800      19,539
    Aastra Technologies, Ltd...........................   1,700      65,268
    Absolute Software Corp.............................   6,980      44,559
*   Advantage Oil & Gas, Ltd...........................  47,364     192,645
    Aecon Group, Inc...................................  17,400     241,842
*   AEterna Zentaris, Inc..............................     893       1,138
    AG Growth International, Inc.......................   2,000      83,753
    AGF Management, Ltd. Class B.......................  19,800     202,667
    Agnico Eagle Mines, Ltd.(008474108)................   3,806     118,290
    Agnico Eagle Mines, Ltd.(2009823)..................  12,731     396,190
    Agrium, Inc........................................  11,437     997,214

                                     1344

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Aimia, Inc.........................................  38,180 $  662,301
*   Ainsworth Lumber Co., Ltd..........................  14,280     51,799
*   Air Canada Class A.................................   4,133     28,871
    Alacer Gold Corp...................................  42,454     89,577
    Alamos Gold, Inc...................................  16,300    149,572
    Alaris Royalty Corp................................   1,025     22,539
*   Alexco Resource Corp...............................   8,500     13,737
    Algoma Central Corp................................   3,600     50,198
    Algonquin Power & Utilities Corp...................  38,923    254,769
    Alimentation Couche Tard, Inc. Class B.............  10,985    810,449
    Alliance Grain Traders, Inc........................   4,411     70,734
    AltaGas, Ltd.......................................  12,778    475,210
*   Alterra Power Corp.................................  20,706      5,391
    Altus Group, Ltd...................................   4,600     68,004
*   Alvopetro Energy, Ltd..............................  16,874     16,666
*   Amerigo Resources, Ltd.............................  42,500     16,981
    Amica Mature Lifestyles, Inc.......................   2,600     18,676
*   Antrim Energy, Inc.................................  36,800      2,643
    ARC Resources, Ltd.................................  22,617    589,920
*   Argonaut Gold, Inc.................................  27,267    122,900
    Arsenal Energy, Inc................................   4,200     18,855
*   Artek Exploration, Ltd.............................   2,839      9,355
    Atco, Ltd. Class I.................................   7,200    322,327
*   Athabasca Oil Corp.................................  57,322    411,226
*   Atrium Innovations, Inc............................   6,300    135,644
*   ATS Automation Tooling Systems, Inc................  19,657    245,326
    AuRico Gold, Inc.(05155C105).......................     788      3,617
    AuRico Gold, Inc.(2287317).........................  62,961    288,872
    AutoCanada, Inc....................................   2,911    102,979
*   Avigilon Corp......................................   1,300     37,433
*   B2Gold Corp........................................ 132,314    312,445
    Badger Daylighting, Ltd............................   1,800     50,085
#*  Ballard Power Systems, Inc.........................  23,900     50,643
    Bank of Montreal...................................  41,930  2,562,295
    Bank of Nova Scotia(064149107).....................   5,012    274,858
    Bank of Nova Scotia(2076281).......................  42,381  2,325,009
*   Bankers Petroleum, Ltd.............................  77,342    297,216
    Barrick Gold Corp.(067901108)......................  54,665  1,053,941
    Barrick Gold Corp.(2024644)........................  29,995    577,951
*   Bauer Performance Sports, Ltd......................   2,900     34,032
    Baytex Energy Corp.................................   1,522     55,564
    BCE, Inc...........................................  21,200    890,067
    Bell Aliant, Inc...................................   8,152    188,036
*   Bellatrix Exploration, Ltd.........................  32,652    233,951
*   Birchcliff Energy, Ltd.............................  25,586    194,120
    Bird Construction, Inc.............................   2,700     31,806
    Black Diamond Group, Ltd...........................   4,394    118,278
*   BlackBerry, Ltd.(09228F103)........................  22,561    213,201
#*  BlackBerry, Ltd.(BCBHZ31)..........................  41,269    390,921
*   BlackPearl Resources, Inc..........................  53,132    119,264
*   BNK Petroleum, Inc.................................  19,281     27,180
    Bombardier, Inc. Class A...........................   7,100     25,946
    Bombardier, Inc. Class B...........................  61,759    222,915

                                     1345

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Bonavista Energy Corp.............................. 44,257 $  583,338
    Bonterra Energy Corp...............................  1,669     76,935
*   Boralex, Inc. Class A..............................  5,600     61,795
*   Brigus Gold Corp................................... 24,906     24,375
    Brookfield Asset Management, Inc. Class A.......... 10,972    416,714
    Brookfield Office Properties, Inc.................. 11,000    205,630
*   Brookfield Residential Properties, Inc.............  5,399    122,125
    CAE, Inc........................................... 26,952    341,453
    Calfrac Well Services, Ltd.........................  8,087    216,525
    Calian Technologies, Ltd...........................  1,800     36,347
*   Calvalley Petroleums, Inc. Class A.................  6,494      9,679
    Cameco Corp........................................ 44,846    953,091
    Canaccord Genuity Group, Inc....................... 25,763    158,222
*   Canacol Energy, Ltd................................  3,874     24,209
    Canada Bread Co., Ltd..............................    900     56,485
    Canadian Energy Services & Technology Corp.........  2,100     42,537
    Canadian Imperial Bank of Commerce................. 18,470  1,435,643
    Canadian National Railway Co.(136375102)...........    255     13,643
    Canadian National Railway Co.(2180632)............. 13,000    695,785
    Canadian Natural Resources, Ltd.(136385101)........ 49,419  1,618,472
    Canadian Natural Resources, Ltd.(2171573).......... 41,220  1,351,609
    Canadian Oil Sands, Ltd............................ 29,791    535,502
    Canadian Pacific Railway, Ltd......................  9,072  1,375,279
    Canadian Tire Corp., Ltd. Class A.................. 11,243    959,706
    Canadian Utilities, Ltd. Class A................... 20,814    708,283
    Canadian Western Bank.............................. 16,747    547,783
    Canam Group, Inc. Class A..........................  9,166    112,996
    CanElson Drilling, Inc.............................  8,925     49,042
    Canexus Corp.......................................    500      2,581
*   Canfor Corp........................................ 19,304    496,921
    Canfor Pulp Products, Inc..........................  8,120     88,217
    CanWel Building Materials Group, Ltd...............  2,800      7,039
    Canyon Services Group, Inc......................... 13,500    130,424
    Capital Power Corp................................. 12,177    249,171
    Capstone Infrastructure Corp....................... 19,238     62,356
*   Capstone Mining Corp............................... 85,823    222,697
    Cascades, Inc...................................... 21,687    133,578
*   Catamaran Corp.....................................  2,879    139,977
*   Catamaran Corp..................................... 12,320    599,435
    Cathedral Energy Services, Ltd.....................  6,216     25,506
    CCL Industries, Inc. Class B.......................  5,735    413,744
*   Celestica, Inc..................................... 43,600    432,575
    Cenovus Energy, Inc................................ 20,055    524,716
    Centerra Gold, Inc................................. 27,775    107,484
*   Cequence Energy, Ltd............................... 33,148     51,192
    Cervus Equipment Corp..............................    300      6,381
*   CGI Group, Inc. Class A............................ 27,460    842,477
*   China Gold International Resources Corp., Ltd...... 36,717    104,835
*   Chinook Energy, Inc................................  5,456      6,221
    Churchill Corp. Class A............................  4,006     34,026
    CI Financial Corp..................................  6,052    188,991
    Cineplex, Inc......................................  8,595    312,391
*   Claude Resources, Inc.............................. 32,900      5,022

                                     1346

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
CANADA -- (Continued)
    Cogeco Cable, Inc..................................   4,000 $182,698
    Cogeco, Inc........................................     630   27,695
    Colabor Group, Inc.................................   4,766   21,696
*   COM DEV International, Ltd.........................  22,160   81,378
    Computer Modelling Group, Ltd......................   1,462   36,269
*   Connacher Oil and Gas, Ltd......................... 111,132   21,453
    Constellation Software, Inc........................     700  150,421
    Contrans Group, Inc. Class A.......................   2,800   33,713
*   Copper Mountain Mining Corp........................  24,100   33,756
    Corby Spirit and Wine, Ltd.........................   1,600   29,033
*   Corridor Resources, Inc............................   9,600   11,636
    Corus Entertainment, Inc. Class B..................  17,462  387,731
    Cott Corp.(22163N106)..............................   1,202    9,448
    Cott Corp.(2228952)................................  24,699  194,266
    Crescent Point Energy Corp.........................  21,722  751,274
*   Crew Energy, Inc...................................  28,272  184,038
*   Crocotta Energy, Inc...............................  11,881   31,683
    Davis + Henderson Corp.............................  13,498  339,101
*   DeeThree Exploration, Ltd..........................  16,645  138,092
*   Delphi Energy Corp.................................  36,700   74,471
*   Denison Mines Corp................................. 103,818  145,415
*   Descartes Systems Group, Inc. (The)................   9,700  139,349
    DHX Media, Ltd.....................................   5,000   21,324
    Dollarama, Inc.....................................   4,957  373,861
*   Dominion Diamond Corp..............................  20,000  291,268
    Dorel Industries, Inc. Class B.....................   7,913  287,603
#*  DragonWave, Inc....................................   9,100   14,053
#*  Dundee Precious Metals, Inc........................  21,002   75,239
    E-L Financial Corp., Ltd...........................     184  116,389
*   Eastern Platinum, Ltd.............................. 156,800   12,671
    Eldorado Gold Corp.(284902103).....................  22,591  143,001
    Eldorado Gold Corp.(2307873).......................  44,485  282,787
    Emera, Inc.........................................   3,544   99,821
    Empire Co., Ltd....................................   7,212  460,338
    Enbridge Income Fund Holdings, Inc.................   6,778  150,379
    Enbridge, Inc......................................  15,933  668,936
    Encana Corp........................................  46,047  827,709
*   Endeavour Silver Corp.(29258Y103)..................   2,098    9,105
*   Endeavour Silver Corp.(2980003)....................   2,400   10,451
    Enerflex, Ltd......................................   9,300  129,428
*   Energy Fuels, Inc..................................   1,746   13,782
    Enerplus Corp.(292766102)..........................  24,187  437,301
    Enerplus Corp.(B584T89)............................  25,532  462,155
    Enghouse Systems, Ltd..............................   2,022   60,855
    Ensign Energy Services, Inc........................  30,744  454,086
*   Epsilon Energy, Ltd................................  14,800   48,901
    Equal Energy, Ltd..................................   2,755   14,446
    Equitable Group, Inc...............................   3,000  128,700
*   Essential Energy Services Trust....................  38,149   85,289
    Evertz Technologies, Ltd...........................   4,665   72,462
*   Excellon Resources, Inc............................   5,700    6,653
    Exchange Income Corp...............................     857   17,252
    Exco Technologies, Ltd.............................   3,100   23,269

                                     1347

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T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
*   EXFO, Inc..........................................  5,100 $   22,117
    Extendicare, Inc...................................  4,572     29,310
    Fairfax Financial Holdings, Ltd....................  2,930  1,127,540
    Finning International, Inc......................... 14,456    349,800
    First Capital Realty, Inc..........................  9,200    144,474
*   First Majestic Silver Corp......................... 19,978    208,614
    First National Financial Corp......................    800     16,219
    First Quantum Minerals, Ltd........................ 81,242  1,453,779
    FirstService Corp..................................  2,200     88,731
    Fortis, Inc........................................  9,300    255,682
#*  Fortress Paper, Ltd. Class A.......................  1,649      5,745
*   Fortuna Silver Mines, Inc.......................... 28,530    103,233
    Gamehost, Inc......................................  1,100     14,341
*   Genesis Land Development Corp...................... 12,700     39,340
    Genworth MI Canada, Inc............................ 12,859    384,587
    George Weston, Ltd.................................  6,057    421,855
    Gibson Energy, Inc................................. 11,600    282,045
    Gildan Activewear, Inc............................. 16,914    901,776
    Glacier Media, Inc.................................  1,400      1,760
    Glentel, Inc.......................................    800      9,374
#*  GLG Life Tech Corp.................................  2,421      1,217
    Gluskin Sheff + Associates, Inc....................    900     23,127
*   GLV, Inc. Class A..................................  6,118     23,346
    GMP Capital, Inc...................................  9,669     63,114
    Goldcorp, Inc.(380956409).......................... 28,491    709,141
    Goldcorp, Inc.(2676302)............................ 32,117    801,375
*   Golden Star Resources, Ltd......................... 67,800     41,395
*   Gran Tierra Energy, Inc.(38500T101)................    444      3,352
*   Gran Tierra Energy, Inc.(B2PPCS5).................. 71,956    543,345
*   Great Canadian Gaming Corp......................... 11,000    136,790
*   Great Panther Silver, Ltd.......................... 14,400     11,766
    Great-West Lifeco, Inc............................. 14,700    417,737
*   Guyana Goldfields, Inc............................. 16,100     34,983
*   Heroux-Devtek, Inc.................................  6,091     58,627
    HNZ Group, Inc.....................................    700     13,488
    Home Capital Group, Inc............................  4,100    284,119
    Horizon North Logistics, Inc....................... 10,977     69,977
    HudBay Minerals, Inc.(443628102)...................  1,920     15,283
    HudBay Minerals, Inc.(B05BDX1)..................... 38,864    308,469
    Husky Energy, Inc.................................. 26,400    784,356
    IAMGOLD Corp.(450913108)........................... 35,221    128,557
    IAMGOLD Corp.(2446646)............................. 63,324    232,543
    IGM Financial, Inc.................................  4,500    218,182
*   Imax Corp..........................................  5,500    152,148
*   Imperial Metals Corp...............................  4,800     72,490
    Imperial Oil, Ltd.(453038408)......................    900     36,747
    Imperial Oil, Ltd.(2454241)........................  3,300    134,963
    Indigo Books & Music, Inc..........................  1,800     14,222
    Industrial Alliance Insurance & Financial
      Services, Inc.................................... 24,089    958,802
    Innergex Renewable Energy, Inc..................... 17,049    160,119
    Intact Financial Corp.............................. 14,100    858,343
*   International Forest Products, Ltd. Class A........ 13,604    189,448
    Intertape Polymer Group, Inc....................... 12,470    140,179

                                     1348

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
*   Ithaca Energy, Inc.................................  51,846 $  118,239
*   Ivanhoe Energy, Inc................................  22,467     11,296
    Jean Coutu Group PJC, Inc. (The) Class A...........  14,900    257,932
    Just Energy Group, Inc.............................  24,526    171,985
    K-Bro Linen, Inc...................................   1,229     43,775
*   Katanga Mining, Ltd................................  78,989     29,078
*   Kelt Exploration, Ltd..............................   5,900     57,212
    Keyera Corp........................................   3,236    191,763
    Killam Properties, Inc.............................   8,635     82,028
    Kinross Gold Corp.(496902404)......................   7,412     33,947
    Kinross Gold Corp.(B03Z841)........................ 142,027    651,635
*   Kirkland Lake Gold, Inc............................   1,800      5,236
*   Lake Shore Gold Corp...............................  78,745     50,906
    Laurentian Bank of Canada..........................   7,681    315,378
*   Legacy Oil + Gas, Inc..............................  40,759    206,037
    Leisureworld Senior Care Corp......................   5,009     54,464
    Leon's Furniture, Ltd..............................   4,744     63,552
    Lightstream Resources, Ltd.........................  53,598    298,849
    Linamar Corp.......................................  14,854    570,554
    Liquor Stores N.A., Ltd............................   6,618     85,210
    Loblaw Cos., Ltd...................................  13,483    520,798
    Long Run Exploration, Ltd..........................  28,534    131,431
*   Lucara Diamond Corp................................  11,400     15,865
*   Lundin Mining Corp.................................  91,158    398,599
    MacDonald Dettwiler & Associates, Ltd..............   5,145    365,497
    Magna International, Inc...........................  34,872  2,961,967
*   Mainstreet Equity Corp.............................   1,610     51,751
    Major Drilling Group International, Inc............  22,524    163,406
    Manitoba Telecom Services, Inc.....................   5,056    134,464
    Manulife Financial Corp............................ 119,013  2,195,930
    Maple Leaf Foods, Inc..............................  19,975    282,475
*   Marquee Energy, Ltd................................   2,958      2,523
    Martinrea International, Inc.......................  14,801    123,724
*   MBAC Fertilizer Corp...............................   7,558      7,940
    McCoy Corp.........................................     700      4,513
    Medical Facilities Corp............................     800     13,892
*   MEG Energy Corp....................................  21,794    604,068
*   MEGA Brands, Inc...................................   4,100     50,985
    Melcor Developments, Ltd...........................     200      3,591
*   Mercator Minerals, Ltd.............................  15,420      1,315
    Methanex Corp......................................  18,500  1,106,429
    Metro, Inc.........................................  12,975    745,706
*   Migao Corp.........................................  14,924     15,812
#*  Mood Media Corp....................................   8,100      7,636
    Morneau Shepell, Inc...............................   7,575     99,232
    Mullen Group, Ltd..................................  14,345    347,758
    National Bank of Canada............................  18,272  1,368,903
    Nevsun Resources, Ltd.(64156L101)..................  11,137     40,761
    Nevsun Resources, Ltd.(2631486)....................  36,966    135,749
    New Flyer Industries, Inc..........................   1,322     13,128
*   New Gold, Inc......................................  73,989    424,503
*   New Millennium Iron Corp...........................   7,500      3,973
    Newalta Corp.......................................  11,185    166,608

                                     1349

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------- --------
CANADA -- (Continued)
#*  Niko Resources, Ltd................................  11,538 $ 26,831
    Norbord, Inc.......................................   3,790  106,273
*   Nordion, Inc.(65563C105)...........................   1,200   11,472
*   Nordion, Inc.(2559696).............................  13,200  125,867
*   North American Energy Partners, Inc................   3,938   23,690
#*  North American Palladium, Ltd......................  57,773   23,083
    North West Co., Inc. (The).........................   3,560   81,253
    Northland Power, Inc...............................  14,085  206,011
*   NuVista Energy, Ltd................................  31,207  230,883
*   OceanaGold Corp....................................  69,800  126,596
    Onex Corp..........................................  13,600  700,911
    Open Text Corp.....................................   4,600  455,808
*   Orvana Minerals Corp...............................  32,351   18,880
*   Osisko Mining Corp.................................  96,978  581,651
    Pacific Rubiales Energy Corp.......................  49,599  753,945
*   Paladin Labs, Inc..................................     983  109,443
    Pan American Silver Corp.(697900108)...............   6,100   76,860
    Pan American Silver Corp.(2669272).................  29,646  373,192
*   Paramount Resources, Ltd. Class A..................   3,700  139,230
*   Parex Resources, Inc...............................  18,622  122,224
    Parkland Fuel Corp.................................   6,947  112,150
    Pason Systems, Inc.................................   5,300  119,681
*   Patheon, Inc.......................................  13,643  125,803
    Pembina Pipeline Corp..............................  20,289  696,430
    Pengrowth Energy Corp.............................. 133,347  862,041
    Penn West Petroleum, Ltd.(B63FY34).................  67,814  507,197
    Penn West Petroleum, Ltd.(707887105)...............  26,052  194,608
*   Perpetual Energy, Inc..............................  13,463   13,659
*   Petaquilla Minerals, Ltd...........................  21,700    6,235
*   Petrobank Energy & Resources, Ltd..................  19,410    6,448
    Peyto Exploration & Development Corp...............   7,367  215,900
    PHX Energy Services Corp...........................   2,917   31,534
#*  Poseidon Concepts Corp.............................   2,591        5
    Potash Corp. of Saskatchewan, Inc..................   6,500  203,798
    Precision Drilling Corp.(74022D308)................   1,701   15,173
    Precision Drilling Corp.(B5YPLH9)..................  57,500  514,725
    Premium Brands Holdings Corp.......................   3,200   65,767
*   Primero Mining Corp.(74164W106)....................   1,100    6,171
#*  Primero Mining Corp.(B4Z8FV2)......................  16,300   91,617
    Progressive Waste Solutions, Ltd...................  23,419  538,295
    Pulse Seismic, Inc.................................   9,325   32,569
*   Pure Technologies, Ltd.............................     800    5,208
    Quebecor, Inc. Class B.............................  18,000  383,354
*   Questerre Energy Corp. Class A.....................  32,700   35,526
*   Ram Power Corp.....................................  20,360    1,280
    Reitmans Canada, Ltd...............................   2,400   12,089
    Reitmans Canada, Ltd. Class A......................   9,700   48,424
    Richelieu Hardware, Ltd............................   2,868  114,797
*   Richmont Mines, Inc................................   2,400    3,599
    Ritchie Bros Auctioneers, Inc......................   4,100   94,240
*   RMP Energy, Inc....................................  24,200  133,630
    Rocky Mountain Dealerships, Inc....................   1,878   21,904
    Rogers Communications, Inc. Class B................   4,600  193,499

                                     1350

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
CANADA -- (Continued)
    Rogers Sugar, Inc..................................  15,130 $   62,354
    RONA, Inc..........................................  31,000    347,645
    Royal Bank of Canada...............................  55,774  3,451,854
    Russel Metals, Inc.................................  13,475    347,114
*   San Gold Corp......................................  24,300      3,600
*   Sandvine Corp......................................  27,400     75,527
*   Santonia Energy, Inc...............................  12,865     13,399
    Saputo, Inc........................................   4,854    228,590
    Savanna Energy Services Corp.......................  23,922    169,253
*   Scorpio Mining Corp................................  21,755      6,934
    Sears Canada, Inc..................................   2,976     34,737
    Secure Energy Services, Inc........................  14,037    204,427
    SEMAFO, Inc........................................  47,628    153,521
    Shaw Communications, Inc. Class B..................  10,510    231,857
    ShawCor, Ltd.......................................  10,511    383,823
    Sherritt International Corp........................  75,703    233,821
    Shoppers Drug Mart Corp............................  16,220    854,872
*   Sierra Wireless, Inc...............................   7,200    147,265
*   Silver Standard Resources, Inc.(82823L106).........   4,091     32,033
*   Silver Standard Resources, Inc.(2218458)...........  20,044    157,293
    Silver Wheaton Corp................................   7,500    162,896
    SNC-Lavalin Group, Inc.............................   3,784    157,000
*   Sonde Resources Corp...............................   7,830      3,726
*   Southern Pacific Resource Corp.....................  85,097     14,517
*   SouthGobi Resources, Ltd...........................  15,700     10,009
    Sprott Resource Corp...............................  25,617     58,192
    Sprott, Inc........................................  10,297     27,736
    Spyglass Resources Corp............................  10,273     18,263
*   St Andrew Goldfields, Ltd..........................   8,500      2,747
    Stantec, Inc.......................................   8,271    503,352
    Stella-Jones, Inc..................................   2,000     46,797
    Strad Energy Services, Ltd.........................     100        334
    Student Transportation, Inc........................   8,498     52,266
#   Sun Life Financial, Inc............................  54,557  1,799,218
    Suncor Energy, Inc.(867224107).....................  26,792    879,581
    Suncor Energy, Inc.(B3NB1P2).......................  99,388  3,265,191
*   SunOpta, Inc.(8676EP108)...........................   9,100     85,085
*   SunOpta, Inc.(2817510).............................   4,800     44,778
    Superior Plus Corp.................................  19,700    216,501
    Surge Energy, Inc..................................  28,149    155,941
*   TAG Oil, Ltd.......................................     436      1,276
    Talisman Energy, Inc.(87425E103)...................  14,012    150,629
    Talisman Energy, Inc.(2068299)..................... 104,679  1,126,915
*   Taseko Mines, Ltd..................................  52,390    106,779
    Teck Resources, Ltd. Class A.......................     200      5,057
    Teck Resources, Ltd. Class B(878742204)............     921     22,122
    Teck Resources, Ltd. Class B(2879327)..............  43,200  1,039,515
    TELUS Corp.........................................  24,664    862,105
*   Tembec, Inc........................................   8,992     24,059
*   Teranga Gold Corp.(B5TDK82)........................   7,980      6,663
#*  Teranga Gold Corp.(B4L8QT1)........................  13,832     10,743
*   Tethys Petroleum, Ltd..............................   4,500      2,384
*   Thompson Creek Metals Co., Inc.(884768102).........  11,912     30,614

                                     1351

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T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
CANADA -- (Continued)
*   Thompson Creek Metals Co., Inc.(2439806)...........  29,340 $     75,079
    Thomson Reuters Corp...............................  24,281      875,969
    Tim Hortons, Inc...................................   5,075      263,148
*   Timmins Gold Corp..................................  21,920       27,947
    TMX Group, Ltd.....................................     575       26,108
    TORC Oil & Gas, Ltd................................   5,699       50,707
    Toromont Industries, Ltd...........................  10,539      243,473
    Toronto-Dominion Bank (The)........................  55,000    4,756,543
    Torstar Corp. Class B..............................  15,300       74,044
    Total Energy Services, Inc.........................   5,602       97,579
*   Tourmaline Oil Corp................................   8,926      377,397
    TransAlta Corp.(89346D107).........................  11,555      151,717
    TransAlta Corp.(2901628)...........................  39,370      518,217
    TransCanada Corp...................................  42,811    1,861,197
    Transcontinental, Inc. Class A.....................  17,832      224,631
    TransForce, Inc....................................  11,700      250,651
*   TransGlobe Energy Corp.(893662106).................   1,119        8,146
*   TransGlobe Energy Corp.(2470548)...................  16,078      116,787
    Trican Well Service, Ltd...........................  34,889      399,403
    Trilogy Energy Corp................................   4,442      102,061
    Trinidad Drilling, Ltd.............................  32,609      270,827
*   Turquoise Hill Resources, Ltd.(900435108)..........  52,650      184,802
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)............  51,442      180,134
    Twin Butte Energy, Ltd.............................  58,710      120,715
    Uni-Select, Inc....................................   2,996       75,293
*   Valeant Pharmaceuticals International, Inc.........  16,415    2,227,429
    Valener, Inc.......................................   6,285       88,258
    Veresen, Inc.......................................  21,550      288,688
*   Veris Gold Corp....................................   2,050          377
    Vermilion Energy, Inc..............................   2,600      143,149
    Vicwest, Inc.......................................     200        1,943
    Wajax Corp.........................................   1,947       62,951
*   Wesdome Gold Mines, Ltd............................   7,360        4,428
    West Fraser Timber Co., Ltd........................  12,954      665,176
    Western Energy Services Corp.......................   1,800       12,541
    Western Forest Products, Inc.......................  13,600       28,452
*   Westport Innovations, Inc..........................   7,700      131,220
    Whistler Blackcomb Holdings, Inc...................   1,100       15,753
    Whitecap Resources, Inc............................  38,561      408,889
    Wi-Lan, Inc........................................  26,423       79,002
    Winpak, Ltd........................................   6,400      138,142
    WSP Global, Inc....................................   8,595      257,522
*   Xtreme Drilling and Coil Services Corp.............   4,200       13,953
    Yamana Gold, Inc.(98462Y100).......................   8,700       81,519
    Yamana Gold, Inc.(2219279).........................  80,800      756,673
    Zargon Oil & Gas, Ltd..............................   5,025       35,282
    ZCL Composites, Inc................................     500        3,143
                                                                ------------
TOTAL CANADA...........................................          118,278,204
                                                                ------------
CHILE -- (0.3%)
    AES Gener SA....................................... 175,156       83,729
    Aguas Andinas SA Class A........................... 284,336      181,367
#   Banco de Chile ADR.................................   2,017      147,761

                                     1352

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHILE -- (Continued)
    Banco de Credito e Inversiones.....................     4,777 $  266,165
    Banco Santander Chile.............................. 1,227,899     61,557
    Banco Santander Chile ADR..........................       842     16,394
    Banmedica SA.......................................    34,214     58,472
    Besalco SA.........................................    67,710     55,563
    CAP SA.............................................     5,896     85,614
    Cencosud SA........................................    81,417    229,887
    CFR Pharmaceuticals SA.............................    94,863     19,179
    Cia Cervecerias Unidas SA ADR......................     8,000    171,200
    Cia General de Electricidad SA.....................    23,772    107,725
*   Cia Sud Americana de Vapores SA....................   120,818      4,949
    Colbun SA..........................................   415,803     96,877
    Corpbanca SA....................................... 7,730,415     84,815
    Corpbanca SA ADR...................................     9,675    159,541
    Cristalerias de Chile SA...........................     2,000     15,491
    E.CL SA............................................    36,601     44,251
    Embotelladora Andina SA Class B ADR................       315      7,021
    Empresa Nacional de Electricidad SA Sponsored
      ADR..............................................     5,400    208,332
    Empresas CMPC SA...................................   119,649    258,448
    Empresas COPEC SA..................................    31,554    359,255
    Empresas Hites SA..................................    30,027     17,799
    Empresas Iansa SA.................................. 1,057,874     30,968
*   Empresas La Polar SA...............................    88,819      7,836
    Enersis SA Sponsored ADR...........................    30,016    398,312
    ENTEL Chile SA.....................................    20,087    243,387
    Forus SA...........................................     7,930     35,690
    Grupo Security SA..................................   142,214     46,894
    Inversiones Aguas Metropolitanas SA................   113,565    183,443
    Latam Airlines Group SA............................    11,067    161,883
    Latam Airlines Group SA Sponsored ADR..............     3,271     45,467
    Masisa SA..........................................   586,512     28,347
    Molibdenos y Metales SA............................     1,797     24,980
*   Multiexport Foods SA...............................    68,000      9,987
    Parque Arauco SA...................................    88,602    151,274
    PAZ Corp. SA.......................................    30,769     14,669
    Ripley Corp. SA....................................   151,192     84,708
    SACI Falabella.....................................     8,570     66,809
    Salfacorp SA.......................................    22,708     19,443
    Sigdo Koppers SA...................................    67,237     94,539
    Sociedad Matriz SAAM SA............................   134,938     11,070
    Sociedad Quimica y Minera de Chile SA Sponsored ADR       800     19,928
    Socovesa SA........................................   110,770     22,880
    Sonda SA...........................................    79,082    156,658
    Vina Concha y Toro SA..............................   106,813    193,961
    Vina Concha y Toro SA Sponsored ADR................       800     29,020
                                                                  ----------
TOTAL CHILE............................................            4,823,545
                                                                  ----------
CHINA -- (4.4%)
    361 Degrees International, Ltd.....................   173,000     44,909
    Agile Property Holdings, Ltd.......................   340,000    311,377
    Agricultural Bank of China, Ltd. Class H........... 1,543,000    673,594
    Air China, Ltd. Class H............................   416,000    270,908
    Ajisen China Holdings, Ltd.........................    69,000     81,459

                                     1353

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#*  Aluminum Corp. of China, Ltd. ADR..................    15,900 $  140,874
#*  Aluminum Corp. of China, Ltd. Class H..............   598,000    212,745
    AMVIG Holdings, Ltd................................   130,000     52,759
#*  Angang Steel Co., Ltd. Class H.....................   272,000    173,396
#   Anhui Conch Cement Co., Ltd. Class H...............    61,500    237,226
    Anhui Expressway Co., Ltd. Class H.................   110,000     56,378
    Anhui Tianda Oil Pipe Co., Ltd.....................    29,000      4,732
#   Anta Sports Products, Ltd..........................   176,000    256,987
#   Anton Oilfield Services Group......................   338,000    216,573
#   Anxin-China Holdings, Ltd..........................   424,000    107,430
    Asia Cement China Holdings Corp....................   143,500     91,966
*   Asia Energy Logistics Group, Ltd...................   550,000      6,383
*   AVIC International Holdings, Ltd...................    16,000      6,157
    AviChina Industry & Technology Co., Ltd.
      Class H..........................................   456,000    266,989
    Bank of China, Ltd. Class H........................ 5,711,800  2,410,837
    Bank of Communications Co., Ltd. Class H...........   583,695    378,387
    Baoye Group Co., Ltd. Class H......................    53,040     33,702
*   BaWang International Group Holding, Ltd............   284,000     15,310
    BBMG Corp. Class H.................................   290,500    227,925
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................   456,000    347,016
    Beijing Capital Land, Ltd. Class H.................   358,000    122,044
    Beijing Enterprises Holdings, Ltd..................   117,500    990,447
    Beijing Enterprises Water Group, Ltd...............   579,000    325,455
    Beijing Jingkelong Co., Ltd. Class H...............    38,000     11,392
    Beijing Jingneng Clean Energy Co., Ltd. Class H....    22,000     14,303
    Beijing North Star Co., Ltd. Class H...............   172,000     36,222
*   Beijing Properties Holdings, Ltd...................   486,000     41,373
    Belle International Holdings, Ltd..................   189,000    205,387
    Biostime International Holdings, Ltd...............     7,500     64,608
    Boer Power Holdings, Ltd...........................    43,000     44,715
#   Bosideng International Holdings, Ltd...............   724,000    130,946
    Brilliance China Automotive Holdings, Ltd..........   260,000    398,953
#*  Byd Co., Ltd. Class H..............................   102,000    483,471
#*  BYD Electronic International Co., Ltd..............   245,500    120,831
    C C Land Holdings, Ltd.............................   414,883     89,574
    Central China Real Estate, Ltd.....................   203,696     60,024
*   CGN Mining Co., Ltd................................    80,000      6,202
    Changshouhua Food Co., Ltd.........................    34,000     40,646
#*  Chaoda Modern Agriculture Holdings, Ltd............   547,200     54,720
    Chaowei Power Holdings, Ltd........................   103,000     52,737
*   Chigo Holding, Ltd.................................   822,000     20,014
#   Chiho-Tiande Group, Ltd............................    34,000     16,228
    China Aerospace International Holdings, Ltd........   590,000     60,068
    China Agri-Industries Holdings, Ltd................   620,700    274,169
#   China All Access Holdings, Ltd.....................   170,000     76,350
    China Aoyuan Property Group, Ltd...................   301,000     59,730
    China Automation Group, Ltd........................   242,000     49,937
    China BlueChemical, Ltd............................   376,000    206,633
    China CITIC Bank Corp., Ltd. Class H............... 1,055,000    504,702
    China Coal Energy Co., Ltd. Class H................   589,000    294,736
    China Communications Construction Co., Ltd. Class H 655,000 476,659 China Communications Services Corp., Ltd.
      Class H..........................................   528,000    285,310
    China Construction Bank Corp. Class H.............. 5,497,200  3,808,163

                                     1354

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CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CHINA -- (Continued)
#*  China COSCO Holdings Co., Ltd. Class H............. 489,000 $  206,048
    China Datang Corp. Renewable Power Co., Ltd. Class
      H................................................ 369,000     72,677
*   China Eastern Airlines Corp., Ltd. ADR.............   1,626     27,122
*   China Eastern Airlines Corp., Ltd. Class H......... 212,000     72,023
*   China Energine International Holdings, Ltd......... 316,000     32,216
    China Everbright International, Ltd................ 281,000    369,096
    China Fiber Optic Network System Group, Ltd........  56,000     13,054
#*  China Foods, Ltd................................... 246,000     87,237
    China Gas Holdings, Ltd............................ 248,000    347,456
*   China Glass Holdings, Ltd.......................... 134,000     13,943
*   China Green Holdings, Ltd..........................  84,000      7,291
*   China Haidian Holdings, Ltd........................ 450,000     43,327
*   China High Precision Automation Group, Ltd......... 127,000     19,957
*   China High Speed Transmission Equipment Group Co.,
      Ltd.............................................. 250,000    151,271
    China Hongqiao Group, Ltd.......................... 438,000    274,347
*   China Household Holdings, Ltd...................... 410,000     53,762
*   China Huiyuan Juice Group, Ltd..................... 179,500    102,396
    China International Marine Containers Group Co.,
      Ltd. Class H.....................................  20,500     47,436
#   China ITS Holdings Co., Ltd........................ 291,000     61,262
    China Lesso Group Holdings, Ltd.................... 139,000     85,859
    China Life Insurance Co., Ltd. ADR.................   8,269    336,879
    China Lilang, Ltd..................................  87,000     52,224
    China Longyuan Power Group Corp. Class H........... 162,000    194,887
#   China Lumena New Materials Corp.................... 752,000    132,453
    China Medical System Holdings, Ltd.................  60,000     69,018
    China Mengniu Dairy Co., Ltd.......................  88,000    403,637
    China Merchants Bank Co., Ltd. Class H............. 320,201    564,007
    China Merchants Holdings International Co., Ltd.... 243,654    832,272
*   China Metal Recycling Holdings, Ltd................  89,400     54,293
    China Minsheng Banking Corp., Ltd. Class H......... 560,500    547,331
    China Mobile, Ltd..................................   8,000     76,390
    China Mobile, Ltd. Sponsored ADR...................  55,427  2,652,182
#*  China Modern Dairy Holdings, Ltd................... 270,000    125,401
    China Molybdenum Co., Ltd. Class H................. 247,000    103,680
    China National Building Material Co., Ltd.
      Class H.......................................... 746,000    716,248
    China National Materials Co., Ltd.................. 224,000     43,164
*   China New Town Development Co., Ltd................ 241,383     18,357
*   China Nickel Resources Holdings Co., Ltd...........  54,000      2,264
#   China Oil & Gas Group, Ltd......................... 940,000    159,467
    China Oilfield Services, Ltd. Class H.............. 126,000    335,473
#   China Overseas Grand Oceans Group, Ltd.............  94,250     76,366
    China Overseas Land & Investment, Ltd.............. 284,827    764,574
    China Pacific Insurance Group Co., Ltd. Class H.... 111,200    401,660
    China Petroleum & Chemical Corp. ADR...............  14,671  1,156,476
    China Petroleum & Chemical Corp. Class H........... 541,400    426,956
#   China Power International Development, Ltd......... 271,000     91,160
*   China Power New Energy Development Co., Ltd........ 960,000     94,922
#*  China Precious Metal Resources Holdings Co.,
      Ltd.............................................. 732,000    107,539
*   China Properties Group, Ltd........................ 173,000     42,024
    China Qinfa Group, Ltd............................. 116,000      8,510
    China Railway Construction Corp., Ltd. Class H..... 301,000    252,274
    China Railway Group, Ltd. Class H.................. 560,000    247,492
*   China Rare Earth Holdings, Ltd..................... 260,000     35,349

                                     1355

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CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
CHINA -- (Continued)
    China Resources Cement Holdings, Ltd............... 370,610 $  252,926
    China Resources Enterprise, Ltd.................... 228,000    678,263
    China Resources Gas Group, Ltd.....................  46,000    142,047
    China Resources Land, Ltd.......................... 232,000    544,919
    China Resources Power Holdings Co., Ltd............ 122,000    290,057
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 752,000    131,655
*   China Ruifeng Renewable Energy Holdings, Ltd.......  56,000     15,011
    China Sanjiang Fine Chemicals Co., Ltd............. 109,000     51,011
    China SCE Property Holdings, Ltd................... 363,600     80,201
    China Shanshui Cement Group, Ltd................... 465,000    153,269
    China Shenhua Energy Co., Ltd. Class H............. 192,616    494,395
    China Shineway Pharmaceutical Group, Ltd...........  58,000     85,642
*   China Shipping Container Lines Co., Ltd.
      Class H.......................................... 943,000    221,811
*   China Shipping Development Co., Ltd. Class H....... 453,752    272,217
    China Singyes Solar Technologies Holdings, Ltd.....  60,000     68,187
#   China South City Holdings, Ltd..................... 450,000    231,244
    China Southern Airlines Co., Ltd. Class H.......... 286,000     98,995
#   China Southern Airlines Co., Ltd. Sponsored ADR....   3,231     55,250
    China Starch Holdings, Ltd......................... 120,000      3,495
    China State Construction International Holdings,
      Ltd.............................................. 137,600    250,115
    China Suntien Green Energy Corp., Ltd. Class H..... 193,000     83,915
    China Taifeng Beddings Holdings, Ltd...............  44,000      8,987
*   China Taiping Insurance Holdings Co., Ltd.......... 193,000    336,208
    China Telecom Corp., Ltd. ADR......................   3,368    153,783
    China Tianyi Holdings, Ltd......................... 136,000     20,422
*   China Tontine Wines Group, Ltd..................... 266,000     11,428
    China Travel International Inv HK.................. 276,108     52,626
    China Unicom Hong Kong, Ltd. ADR...................  69,402    905,002
*   China Vanadium Titano - Magnetite Mining Co., Ltd.. 296,000     37,718
#   China Water Affairs Group, Ltd..................... 310,000     96,637
*   China WindPower Group, Ltd......................... 730,000     70,492
    China XLX Fertiliser, Ltd..........................  83,000     25,970
#*  China Yurun Food Group, Ltd........................ 345,000    203,082
*   China ZhengTong Auto Services Holdings, Ltd........ 199,000    120,546
#*  China Zhongwang Holdings, Ltd...................... 365,200    108,043
*   Chinasoft International, Ltd....................... 170,000     50,641
*   Chinese People Holdings Co., Ltd................... 318,000      8,452
*   Chongqing Iron & Steel Co., Ltd. Class H........... 196,000     27,626
    Chongqing Machinery & Electric Co., Ltd.
      Class H.......................................... 327,925     38,409
    Chongqing Rural Commercial Bank Class H............ 541,000    228,929
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  67,000     20,268
    CIMC Enric Holdings, Ltd...........................  70,000    112,483
*   Citic 21CN Co., Ltd................................  30,000     13,973
*   CITIC Dameng Holdings, Ltd.........................  56,000      4,110
#   CITIC Pacific, Ltd................................. 341,000    426,253
*   CITIC Resources Holdings, Ltd...................... 922,000    112,796
    CITIC Securities Co., Ltd. Class H.................  93,000    214,905
    Clear Media, Ltd...................................  29,000     26,675
    CNOOC, Ltd......................................... 234,000    363,475
    CNOOC, Ltd. ADR....................................   8,745  1,346,992
*   Coastal Greenland, Ltd.............................  82,000      3,665
#*  Comba Telecom Systems Holdings, Ltd................ 236,267     80,786
#*  Comtec Solar Systems Group, Ltd.................... 208,000     37,776

                                     1356

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CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
CHINA -- (Continued)
    Coolpad Group, Ltd.................................   248,000 $133,571
    COSCO Pacific, Ltd.................................   422,621  542,397
    Country Garden Holdings Co., Ltd...................   941,050  511,780
    CP Pokphand Co., Ltd...............................   568,000   54,002
    CPMC Holdings, Ltd.................................   118,000   91,099
    CSPC Pharmaceutical Group, Ltd.....................   392,000  327,537
    CSR Corp., Ltd.....................................    66,000   48,094
*   DaChan Food Asia, Ltd..............................   128,000   15,357
#   Dah Chong Hong Holdings, Ltd.......................   157,000   92,183
    Dalian Port PDA Co., Ltd. Class H..................   254,000   55,657
#   Daphne International Holdings, Ltd.................   192,000   97,692
    Datang International Power Generation Co., Ltd.
      Class H..........................................   316,000  126,514
    Dawnrays Pharmaceutical Holdings, Ltd..............    56,000   40,800
#*  DBA Telecommunication Asia Holdings, Ltd...........    72,000    7,057
#   Digital China Holdings, Ltd........................   192,000  187,747
    Dongfang Electric Corp., Ltd. Class H..............    66,000   91,600
    Dongfeng Motor Group Co., Ltd. Class H.............   270,000  397,553
    Dongyue Group, Ltd.................................   325,000  115,218
*   Dynasty Fine Wines Group, Ltd......................   114,000    3,965
    ENN Energy Holdings, Ltd...........................    66,000  426,605
    EVA Precision Industrial Holdings, Ltd.............   284,000   35,336
#   Evergrande Real Estate Group, Ltd.................. 1,658,000  663,301
#   Fantasia Holdings Group Co., Ltd...................   396,000   67,042
#   First Tractor Co., Ltd. Class H....................   130,000   85,276
#   Fosun International, Ltd...........................   396,500  425,282
    Franshion Properties China, Ltd....................   856,000  273,877
*   FU JI Food and Catering Services Holdings, Ltd.....     2,700      529
    Fufeng Group, Ltd..................................   201,600   78,648
#*  GCL-Poly Energy Holdings, Ltd...................... 1,791,000  606,642
    Geely Automobile Holdings, Ltd.....................   760,000  310,580
*   Global Bio-Chem Technology Group Co., Ltd..........   500,000   34,859
#*  Glorious Property Holdings, Ltd....................   667,000  107,520
#   Golden Eagle Retail Group, Ltd.....................    41,000   55,987
#   Golden Meditech Holdings, Ltd......................   664,333   59,905
    Goldlion Holdings, Ltd.............................    79,000   37,052
#   GOME Electrical Appliances Holding, Ltd............ 2,608,060  448,685
    Goodbaby International Holdings, Ltd...............   141,000   70,595
    Great Wall Motor Co., Ltd. Class H.................   135,000  642,279
*   Great Wall Technology Co., Ltd. Class H............    86,000   33,720
    Greatview Aseptic Packaging Co., Ltd...............    30,000   16,540
    Greenland Hong Kong Holdings, Ltd..................    14,350    7,931
#   Greentown China Holdings, Ltd......................   155,000  220,094
    Guangdong Investment, Ltd..........................   316,000  291,492
    Guangdong Land Holdings, Ltd.......................   208,000   39,569
    Guangshen Railway Co., Ltd. Class H................    98,000   42,672
    Guangshen Railway Co., Ltd. Sponsored ADR..........     6,099  128,689
    Guangzhou Automobile Group Co., Ltd. Class H.......   548,259  548,979
    Guangzhou Baiyunshan Pharmaceutical Holdings Co.,
      Ltd. Class H.....................................    50,000  162,268
    Guangzhou R&F Properties Co., Ltd..................   207,200  275,972
    Guangzhou Shipyard International Co., Ltd.
      Class H..........................................    57,200  122,523
    Haier Electronics Group Co., Ltd...................   127,000  365,164
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................    27,000   23,966
#   Haitian International Holdings, Ltd................    50,000  108,886

                                     1357

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CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
#*  Hanergy Solar Group, Ltd........................... 2,470,000 $  351,421
    Harbin Electric Co., Ltd. Class H..................   216,236    120,317
*   Heng Tai Consumables Group, Ltd....................   644,962     13,786
    Hengan International Group Co., Ltd................    32,000    345,471
#   Hengdeli Holdings, Ltd.............................   477,400    100,296
#*  Hi Sun Technology China, Ltd.......................   279,000     71,732
#*  Hidili Industry International Development, Ltd.....   268,000     33,929
    Hilong Holding, Ltd................................    44,000     33,500
*   Hisense Kelon Electrical Holdings Co., Ltd. Class H    65,000    108,335
*   HKC Holdings, Ltd..................................   799,477     25,481
#   Honghua Group, Ltd.................................   185,000     52,184
#   Hopewell Highway Infrastructure, Ltd...............   180,300     84,235
*   Hopson Development Holdings, Ltd...................   182,000    169,851
    Hua Han Bio-Pharmaceutical Holdings, Ltd...........   629,913    146,889
#   Huabao International Holdings, Ltd.................   379,000    192,882
    Huadian Power International Corp., Ltd. Class H....   274,000    113,695
    Huaneng Power International, Inc. Sponsored ADR....     3,000    109,920
    Huaneng Renewables Corp., Ltd. Class H.............   462,000    193,727
*   Hunan Nonferrous Metal Corp., Ltd. Class H.........   300,000     93,703
    Hutchison Harbour Ring, Ltd........................   440,000     35,576
    Industrial & Commercial Bank of China, Ltd. Class H 4,812,460  2,973,336
*   Interchina Holdings Co.............................   974,000     62,075
    Intime Retail Group Co., Ltd.......................   162,500    163,173
*   JES International Holdings, Ltd....................    80,000      9,653
    Jiangsu Expressway Co., Ltd. Class H...............   108,000    136,283
    Jiangxi Copper Co., Ltd. Class H...................   324,000    583,168
*   Jinchuan Group International Resources Co., Ltd....    47,000      5,055
    Jingwei Textile Machinery Class H..................    28,000     21,891
    Ju Teng International Holdings, Ltd................   182,000    120,644
*   Kai Yuan Holdings, Ltd............................. 1,980,000     45,402
*   Kaisa Group Holdings, Ltd..........................   384,000    113,959
*   Kasen International Holdings, Ltd..................    30,000      5,329
    Kingboard Chemical Holdings, Ltd...................   180,000    402,740
    Kingboard Laminates Holdings, Ltd..................   217,000     80,827
#*  Kingdee International Software Group Co., Ltd......   371,600    139,064
#   Kingsoft Corp., Ltd................................   210,000    683,903
    Kunlun Energy Co., Ltd.............................   122,000    202,020
    KWG Property Holding, Ltd..........................   266,900    139,447
    Lai Fung Holdings, Ltd............................. 1,378,000     34,363
    Le Saunda Holdings, Ltd............................   126,000     60,704
    Lee & Man Chemical Co., Ltd........................    48,300     22,250
    Lee & Man Paper Manufacturing, Ltd.................   328,600    219,603
    Lenovo Group, Ltd..................................   424,000    546,831
#*  Li Ning Co., Ltd...................................   318,749    255,228
    Lianhua Supermarket Holdings Co., Ltd. Class H.....    96,400     56,236
    Lijun International Pharmaceutical Holding Co.,
      Ltd..............................................   294,000     96,005
    Lingbao Gold Co., Ltd. Class H.....................   100,000     17,934
    Longfor Properties Co., Ltd........................   149,000    205,748
*   Lonking Holdings, Ltd..............................   416,000     83,489
*   Loudong General Nice Resources China Holdings, Ltd.   507,600     33,231
*   Maanshan Iron & Steel Class H......................   538,000    130,852
    Maoye International Holdings, Ltd..................   311,000     47,185
*   Metallurgical Corp. of China, Ltd. Class H.........   783,000    138,186

                                     1358

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES   VALUE++
                                                        --------- --------
CHINA -- (Continued)
#   Microport Scientific Corp..........................    56,000 $ 36,142
    MIE Holdings Corp..................................   304,000   53,776
    MIN XIN Holdings, Ltd..............................    34,000   17,661
*   Mingfa Group International Co., Ltd................   296,000   77,648
    Minmetals Land, Ltd................................   268,000   32,838
    Minth Group, Ltd...................................   144,000  282,612
#*  MMG, Ltd...........................................   372,000   76,532
*   Nan Hai Corp., Ltd................................. 5,150,000   38,446
    Nature Flooring Holding Co., Ltd...................    29,000    4,704
#   NetDragon Websoft, Inc.............................    26,500   53,625
*   New China Life Insurance Co., Ltd. Class H.........    24,000   71,261
    New World China Land, Ltd..........................   637,800  335,952
    New World Department Store China, Ltd..............    97,000   49,250
#   Nine Dragons Paper Holdings, Ltd...................   366,000  313,538
*   North Mining Shares Co., Ltd....................... 1,510,000   63,291
    NVC Lighting Holdings, Ltd.........................   239,000   62,036
    O-Net Communications Group, Ltd....................    22,000    6,861
    Overseas Chinese Town Asia Holdings, Ltd...........    28,000   11,145
    Pacific Online, Ltd................................    18,000   11,997
#   Parkson Retail Group, Ltd..........................   248,000   75,467
*   PAX Global Technology, Ltd.........................    44,000   21,086
    PetroChina Co., Ltd. ADR...........................     9,000  863,190
    PetroChina Co., Ltd. Class H.......................   224,000  215,937
#   Phoenix Satellite Television Holdings, Ltd.........   144,000   52,533
    PICC Property & Casualty Co., Ltd. Class H.........   193,140  261,402
    Ping An Insurance Group Co. of China, Ltd. Class H.    31,000  250,338
#   Poly Property Group Co., Ltd.......................   565,000  269,274
    Ports Design, Ltd..................................    89,500   64,605
*   Pou Sheng International Holdings, Ltd..............   463,000   20,921
    Powerlong Real Estate Holdings, Ltd................   259,000   49,606
    Prince Frog International Holdings, Ltd............    75,000   24,081
*   Prosperity International Holdings HK, Ltd..........   320,000   11,697
    Qunxing Paper Holdings Co., Ltd....................   147,174   38,254
*   Real Gold Mining, Ltd..............................    19,000      644
    Real Nutriceutical Group, Ltd......................   205,000   43,943
    Regent Manner International Holdings, Ltd..........   223,000   36,023
*   Renhe Commercial Holdings Co., Ltd................. 2,632,000  129,254
#   REXLot Holdings, Ltd............................... 2,104,266  331,061
*   Richly Field China Development, Ltd................   200,000    3,864
    Road King Infrastructure, Ltd......................    71,000   64,978
    Samson Holding, Ltd................................   191,000   27,578
    Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................   240,000   62,466
    Sateri Holdings, Ltd...............................   194,000   36,092
*   Semiconductor Manufacturing International Corp..... 6,293,000  637,747
    Shandong Chenming Paper Holdings, Ltd. Class H.....    60,500   25,491
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H..........................................    85,600   27,026
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Class H..........................................    72,000   84,867
    Shanghai Electric Group Co., Ltd. Class H..........   590,000  188,403
    Shanghai Fosun Pharmaceutical Group Co., Ltd.
      Class H..........................................    11,000   33,921
    Shanghai Industrial Holdings, Ltd..................   123,000  409,864
#* Shanghai Industrial Urban Development Group, Ltd... 512,000 111,089 Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................   298,000   91,094
    Shanghai Pharmaceuticals Holding Co., Ltd.
      Class H..........................................   158,200  390,615

                                     1359

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
CHINA -- (Continued)
    Shanghai Prime Machinery Co., Ltd. Class H.........    82,000 $   11,286
*   Shanghai Zendai Property, Ltd...................... 1,505,000     24,984
    Shengli Oil & Gas Pipe Holdings, Ltd...............   262,500     14,678
#   Shenguan Holdings Group, Ltd.......................   100,000     44,096
    Shenzhen Expressway Co., Ltd. Class H..............   100,000     44,293
    Shenzhen International Holdings, Ltd............... 2,187,500    281,238
    Shenzhen Investment, Ltd...........................   606,391    216,318
    Shenzhou International Group Holdings, Ltd.........    78,000    267,008
    Shimao Property Holdings, Ltd......................   332,500    725,402
*   Shougang Concord International Enterprises Co.,
      Ltd..............................................   924,000     45,693
#   Shougang Fushan Resources Group, Ltd...............   876,000    239,245
    Shui On Land, Ltd.................................. 1,078,156    343,551
    Sichuan Expressway Co., Ltd. Class H...............   204,000     56,125
    Sihuan Pharmaceutical Holdings Group, Ltd..........   358,000    383,815
    Sino Biopharmaceutical.............................   583,999    491,456
*   Sino Oil And Gas Holdings, Ltd..................... 3,690,000     95,077
    Sino-Ocean Land Holdings, Ltd......................   792,673    427,962
    Sinofert Holdings, Ltd.............................   628,000     92,240
    SinoMedia Holding, Ltd.............................   111,276     76,826
#   Sinopec Kantons Holdings, Ltd......................   198,000    230,530
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR..............................................     4,950    138,056
#*  Sinopec Yizheng Chemical Fibre Co., Ltd.
      Class H..........................................   516,000     94,512
    Sinopharm Group Co., Ltd. Class H..................    80,800    226,826
*   Sinopoly Battery, Ltd..............................   100,000      4,241
    Sinotrans Shipping, Ltd............................   314,500    102,852
    Sinotrans, Ltd. Class H............................   441,000    181,981
    Sinotruk Hong Kong, Ltd............................   145,500     74,506
    SITC International Holdings Co., Ltd...............   197,000     86,720
    Skyworth Digital Holdings, Ltd.....................   463,824    253,643
    SOHO China, Ltd....................................   507,500    403,896
*   Sparkle Roll Group, Ltd............................   312,000     24,873
    Springland International Holdings, Ltd.............    82,000     37,930
    SPT Energy Group, Inc..............................    24,000     16,481
*   SRE Group, Ltd..................................... 1,064,285     32,135
    Sun Art Retail Group, Ltd..........................    17,000     22,258
#   Sunac China Holdings, Ltd..........................   387,000    231,888
#   Sunny Optical Technology Group Co., Ltd............    61,000     49,709
*   Superb Summit International Group, Ltd.............   825,000     69,147
    TCC International Holdings, Ltd....................   482,000    240,894
*   TCL Communication Technology Holdings, Ltd.........   135,000    145,231
    TCL Multimedia Technology Holdings, Ltd............   208,000     96,392
*   Tech Pro Technology Development, Ltd...............    62,000     30,204
    Tencent Holdings, Ltd..............................    17,500  1,225,794
    Texhong Textile Group, Ltd.........................    92,000    102,720
    Tian An China Investment...........................    67,000     58,645
    Tian Shan Development Holding, Ltd.................    24,000      8,348
    Tiangong International Co., Ltd....................   270,000     72,931
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................    96,000     43,723
    Tianjin Port Development Holdings, Ltd.............   590,000     84,901
#   Tianneng Power International, Ltd..................   112,000     49,622
    Tingyi Cayman Islands Holding Corp.................    54,000    139,711
    Tomson Group, Ltd..................................    98,360     28,534
#   Tong Ren Tang Technologies Co., Ltd. Class H.......    17,000     58,202

                                     1360

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
CHINA -- (Continued)
    Tongda Group Holdings, Ltd.........................   530,000 $    56,655
*   Tonly Electronics Holdings, Ltd....................    20,800      16,457
    Top Spring International Holdings, Ltd.............    47,600      18,672
    Towngas China Co., Ltd.............................   134,000     156,114
    TPV Technology, Ltd................................   162,000      33,559
    Travelsky Technology, Ltd. Class H.................   218,471     230,014
#   Truly International Holdings, Ltd..................   308,000     169,625
    Tsingtao Brewery Co., Ltd. Class H.................    24,000     175,877
#   Uni-President China Holdings, Ltd..................   131,000     118,675
#*  United Energy Group, Ltd...........................   472,000      70,423
#*  VODone, Ltd........................................   679,800     126,731
    Want Want China Holdings, Ltd......................    32,000      43,086
    Wasion Group Holdings, Ltd.........................    84,000      50,666
    Weichai Power Co., Ltd. Class H....................    84,720     321,931
    Weiqiao Textile Co. Class H........................   116,000      62,358
    Welling Holding, Ltd...............................   328,400     102,485
    West China Cement, Ltd.............................   620,000      72,626
*   Winsway Coking Coal Holdings, Ltd..................   243,000      12,989
    Wumart Stores, Inc. Class H........................    24,000      30,704
    Xiamen International Port Co., Ltd. Class H........   330,000      43,497
    Xingda International Holdings, Ltd.................   200,000     109,008
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................   139,800     148,736
*   Xinjiang Xinxin Mining Industry Co., Ltd.
      Class H..........................................   144,000      21,182
    XTEP International Holdings........................   157,000      78,912
*   Yanchang Petroleum International, Ltd.............. 1,020,000      55,800
*   Yangzijiang Shipbuilding Holdings, Ltd.............    84,000      75,608
#   Yanlord Land Group, Ltd............................    71,000      62,173
#   Yanzhou Coal Mining Co., Ltd. Class H..............   294,000     220,118
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    18,500     137,640
    Yingde Gases Group Co., Ltd........................    94,500      82,870
    Yip's Chemical Holdings, Ltd.......................    96,000      78,382
    Youyuan International Holdings, Ltd................    34,100       9,359
    Yuanda China Holdings, Ltd.........................   466,000      36,662
    Yuexiu Property Co., Ltd........................... 1,251,200     255,697
    Yuexiu Transport Infrastructure, Ltd...............   126,639      62,627
    Yuzhou Properties Co...............................   156,000      34,113
    Zall Development Group, Ltd........................   106,000      31,480
#   Zhaojin Mining Industry Co., Ltd...................   203,500     118,742
    Zhejiang Expressway Co., Ltd. Class H..............   136,000     122,078
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    20,400      12,099
*   Zhong An Real Estate, Ltd..........................    84,000      14,355
#   Zhongsheng Group Holdings, Ltd.....................    77,500     114,310
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......    35,000     108,151
#   Zijin Mining Group Co., Ltd. Class H...............   711,000     151,029
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd.........................................   304,800     248,322
#*  ZTE Corp. Class H..................................   106,504     220,874
                                                                  -----------
TOTAL CHINA............................................            78,356,818
                                                                  -----------
COLOMBIA -- (0.1%)
    Almacenes Exito SA.................................     7,075      93,003
    Banco de Bogota SA.................................     1,306      43,017
    Bancolombia SA.....................................    13,890     151,583
    Bancolombia SA Sponsored ADR.......................     4,755     208,935

                                     1361

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
COLOMBIA -- (Continued)
#   Ecopetrol SA Sponsored ADR......................... 10,314 $  353,358
    Empresa de Energia de Bogota SA ESP................ 21,987     14,560
    Empresa de Telecomunicaciones de Bogota............ 40,000      7,937
    Grupo Aval Acciones y Valores...................... 50,031     28,416
    Interconexion Electrica SA ESP..................... 11,517     42,390
    Isagen SA ESP...................................... 74,180    108,183
*   Platino Energy Corp................................  4,900      2,552
                                                               ----------
TOTAL COLOMBIA.........................................         1,053,934
                                                               ----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S............................................ 10,110    255,556
    Komercni Banka A.S.................................  2,475    536,913
    Pegas Nonwovens SA.................................  2,000     58,819
    Philip Morris CR A.S...............................    100     53,445
    Telefonica Czech Republic A.S...................... 17,038    247,371
*   Unipetrol A.S...................................... 11,278     84,698
                                                               ----------
TOTAL CZECH REPUBLIC...................................         1,236,802
                                                               ----------
DENMARK -- (1.0%)
    ALK-Abello A.S.....................................  1,380    180,479
*   Alm Brand A.S...................................... 26,595    125,023
    Ambu A.S. Class B..................................  1,397     79,994
    AP Moeller - Maersk A.S. Class A...................     41    438,875
    AP Moeller - Maersk A.S. Class B...................    103  1,150,894
*   Auriga Industries Class B..........................  4,609    145,069
*   Bang & Olufsen A.S................................. 12,488    127,895
*   Bavarian Nordic A.S................................  9,044    157,065
    Carlsberg A.S. Class B.............................  8,526    832,486
    Chr Hansen Holding A.S............................. 12,251    473,729
    Coloplast A.S. Class B.............................  4,082    306,642
    D/S Norden A.S.....................................  6,453    301,526
*   Danske Bank A.S.................................... 51,909  1,174,043
    Dfds A.S...........................................  1,310     99,313
    DSV A.S............................................ 36,306  1,165,691
*   East Asiatic Co., Ltd. A.S.........................  3,064     42,934
    FLSmidth & Co. A.S................................. 10,842    578,802
*   Genmab A.S.........................................  5,998    238,811
    GN Store Nord A.S.................................. 46,624  1,107,237
    H Lundbeck A.S..................................... 10,128    251,150
*   H+H International A.S. Class B.....................  2,233     18,866
    IC Companys A.S....................................  1,227     33,859
    Jeudan A.S.........................................    397     44,134
*   Jyske Bank A.S..................................... 17,975    921,782
    NKT Holding A.S....................................  6,877    400,101
    Nordjyske Bank A.S.................................  2,430     47,978
    Norresundby Bank A.S...............................    518     20,735
    Novo Nordisk A.S. Sponsored ADR.................... 20,820    825,929
    Novozymes A.S. Class B.............................  9,905    428,025
    Pandora A.S........................................ 14,174    813,214
*   Parken Sport & Entertainment A.S...................  1,975     27,876
    PER Aarsleff A.S. Class B..........................    555     90,513
    Ringkjoebing Landbobank A.S........................    802    167,006

                                     1362

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
DENMARK -- (Continued)
    Rockwool International A.S. Class B................  1,847 $   334,876
    Royal UNIBREW......................................  2,436     308,089
    Schouw & Co........................................  3,987     175,222
    SimCorp A.S........................................  5,000     183,314
    Solar A.S. Class B.................................  1,890     122,258
*   Spar Nord Bank A.S................................. 13,534     121,601
*   Sydbank A.S........................................ 18,084     460,802
    TDC A.S............................................ 98,175     923,624
    Tivoli A.S.........................................      8       4,314
*   TK Development A.S................................. 29,745      36,081
*   Topdanmark A.S..................................... 21,582     570,838
*   Torm A.S........................................... 88,109      24,172
    Tryg A.S...........................................  4,113     392,769
    United International Enterprises...................    349      69,447
*   Vestas Wind Systems A.S............................ 38,569   1,276,503
*   Vestjysk Bank A.S..................................    568         933
*   William Demant Holding A.S.........................  2,374     218,469
*   Zealand Pharma A.S.................................    827      10,996
                                                               -----------
TOTAL DENMARK..........................................         18,051,984
                                                               -----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. GDR.....  6,598      29,166
*   Global Telecom Holding GDR......................... 18,270      60,556
                                                               -----------
TOTAL EGYPT............................................             89,722
                                                               -----------
FINLAND -- (1.2%)
    Afarak Group Oyj................................... 27,736      13,089
#   Ahlstrom Oyj.......................................  7,221      75,455
    Aktia Bank Oyj.....................................    563       6,164
    Alma Media Oyj.....................................  3,037      12,313
    Amer Sports Oyj.................................... 25,768     531,793
    Aspo Oyj...........................................  2,850      22,704
    Atria P.L.C........................................  2,101      22,174
*   Biotie Therapies Oyj............................... 19,018       8,464
#   Cargotec Oyj.......................................  9,577     339,808
*   Caverion Corp...................................... 19,094     185,431
    Citycon Oyj........................................ 60,336     205,775
    Cramo Oyj..........................................  7,537     149,376
    Elektrobit Oyj.....................................  5,993      22,105
    Elisa Oyj.......................................... 18,679     478,829
    F-Secure Oyj....................................... 10,295      29,695
    Finnair Oyj........................................ 18,798      70,489
*   Finnlines Oyj......................................  2,556      28,153
    Fiskars Oyj Abp....................................  5,715     160,023
    Fortum Oyj......................................... 70,001   1,504,349
    HKScan Oyj Class A.................................  5,623      28,111
    Huhtamaki Oyj...................................... 18,291     453,672
    Kemira Oyj......................................... 23,111     321,627
    Kesko Oyj Class A..................................  2,702     100,053
    Kesko Oyj Class B.................................. 17,609     648,944
    Kone Oyj Class B................................... 11,755     477,027
    Konecranes Oyj.....................................  7,612     267,797

                                     1363

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FINLAND -- (Continued)
    Lassila & Tikanoja Oyj.............................   6,866 $   136,361
    Lemminkainen Oyj...................................     823      16,877
    Metsa Board Oyj....................................  52,655     209,270
#   Metso Oyj..........................................  14,403     449,602
    Metso Oyj Sponsored ADR............................     200       6,305
*   Munksjo Oyj........................................   3,719      27,579
#   Neste Oil Oyj......................................  35,044     625,549
*   Nokia Oyj.......................................... 490,765   3,396,494
*   Nokia Oyj Sponsored ADR............................  25,880     179,090
    Nokian Renkaat Oyj.................................  16,409     690,372
    Okmetic Oyj........................................   4,178      26,681
    Olvi Oyj Class A...................................   1,617      60,296
    Oriola-KD Oyj Class B..............................  28,965     102,712
    Orion Oyj Class A..................................   3,229      84,238
    Orion Oyj Class B..................................   9,533     248,815
#*  Outokumpu Oyj...................................... 266,989     155,368
#   Outotec Oyj........................................  12,352     125,808
    PKC Group Oyj......................................   3,374     105,452
    Pohjola Bank P.L.C. Class A........................  34,314     672,029
    Ponsse Oy..........................................   1,987      25,325
*   Poyry Oyj..........................................   5,709      32,230
    Raisio P.L.C. Class V..............................  28,434     172,376
    Ramirent Oyj.......................................   9,930     117,555
    Rautaruukki Oyj....................................  27,399     324,069
    Saga Furs Oyj......................................     230      10,064
    Sampo Class A......................................  44,645   2,070,093
    Sanoma Oyj.........................................  18,535     146,123
    SRV Group P.L.C....................................   2,131      11,900
    Stockmann Oyj Abp(5462371).........................     937      14,141
    Stockmann Oyj Abp(5462393).........................   5,864      88,919
    Stora Enso Oyj Class R............................. 144,983   1,353,166
    Stora Enso Oyj Sponsored ADR.......................   1,800      16,704
*   Talvivaara Mining Co. P.L.C........................ 136,822      12,491
    Technopolis Oyj....................................  14,528      88,943
    Tieto Oyj..........................................  12,140     266,548
    Tikkurila Oyj......................................   6,252     156,717
    UPM-Kymmene Oyj.................................... 136,856   2,096,173
    UPM-Kymmene Oyj Sponsored ADR......................   1,300      19,825
    Uponor Oyj.........................................   9,096     145,535
    Vacon P.L.C........................................   1,146      83,806
    Vaisala Oyj Class A................................   1,077      33,460
*   Valmet Corp........................................  14,091     118,873
    Wartsila Oyj Abp...................................  11,365     615,437
    YIT Oyj............................................  19,094     239,796
                                                                -----------
TOTAL FINLAND..........................................          21,742,587
                                                                -----------
FRANCE -- (6.0%)
    Accor SA...........................................  23,212   1,106,516
    Aeroports de Paris.................................   1,857     209,517
*   Air France-KLM.....................................  36,000     413,224
    Air Liquide SA.....................................   4,685     587,964
    Airbus Group NV....................................  24,049   1,703,757
    Akka Technologies SA...............................     813      25,664

                                     1364

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Albioma............................................   3,800 $   92,682
*   Alcatel-Lucent..................................... 505,514  2,021,890
    Alcatel-Lucent Sponsored ADR.......................  40,700    160,765
    Alstom SA..........................................  19,684    555,997
    Altamir............................................     701     10,207
    Alten SA...........................................   5,260    236,857
    Altran Technologies SA.............................  31,553    288,241
    April..............................................   3,147     70,850
#*  Archos.............................................   2,165     11,211
    Arkema SA..........................................  10,006  1,065,768
*   Artprice.com.......................................     549     11,243
    Assystem...........................................   3,266     91,054
    AtoS...............................................   9,748    852,473
*   Audika Groupe......................................   1,267     17,530
    AXA SA.............................................  66,162  1,735,492
    AXA SA Sponsored ADR...............................  62,400  1,641,744
    Axway Software SA..................................   1,277     47,461
*   Beneteau SA........................................   6,084     92,815
*   Bigben Interactive.................................   1,060     10,488
*   BioAlliance Pharma SA..............................   4,611     50,083
    BioMerieux.........................................   1,472    154,780
    BNP Paribas SA.....................................  77,818  6,007,946
    Boiron SA..........................................   1,642    116,185
*   Bollore SA(BDGTH22)................................       5      2,583
    Bollore SA(4572709)................................   1,087    585,915
    Bonduelle SCA......................................   4,965    125,804
    Bongrain SA........................................     920     74,423
    Bourbon SA.........................................  13,074    360,268
*   Boursorama.........................................   4,893     57,144
    Bouygues SA........................................  40,027  1,529,909
*   Bull...............................................  19,152     94,996
    Bureau Veritas SA..................................   7,699    199,996
    Burelle SA.........................................      45     31,129
    Cap Gemini SA......................................  31,139  2,118,198
    Carrefour SA.......................................  36,209  1,244,227
    Casino Guichard Perrachon SA.......................   8,914    918,765
*   Cegedim SA.........................................     802     25,047
    Cegid Group........................................   1,095     39,678
*   CGG SA.............................................   7,670    113,933
*   CGG SA Sponsored ADR...............................  23,995    354,886
*   Chargeurs SA.......................................   5,828     39,826
    Christian Dior SA..................................   1,703    311,305
    Cie de St-Gobain...................................  60,070  3,150,221
    Cie Generale des Etablissements Michelin...........  21,474  2,258,856
    Ciments Francais SA................................   1,613    127,469
*   Club Mediterranee SA...............................   5,752    134,605
    CNP Assurances.....................................  26,976    527,805
*   Credit Agricole SA................................. 139,774  1,875,517
    Danone Sponsored ADR...............................     600      7,968
    Danone SA..........................................   6,485    428,127
    Dassault Systemes..................................   1,841    218,330
    Dassault Systemes ADR..............................     614     73,023
*   Derichebourg SA....................................  19,759     68,026

                                     1365

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Devoteam SA........................................   2,730 $   54,243
    Edenred............................................  19,457    542,932
    Eiffage SA.........................................   8,907    517,119
    Electricite de France SA...........................  18,898    641,521
    Eramet.............................................   1,172    111,721
    Essilor International SA...........................   5,017    503,449
    Esso SA Francaise..................................     381     21,314
    Etablissements Maurel et Prom......................  18,211    294,064
    Euler Hermes SA....................................   3,547    435,212
*   Euro Disney SCA....................................   2,831     16,328
    Eurofins Scientific SE.............................     657    167,131
    Eutelsat Communications SA.........................  12,463    378,145
    Exel Industries Class A............................     121      9,630
    Faiveley Transport SA..............................   1,094     79,682
*   Faurecia...........................................  12,230    481,514
    Fimalac............................................   1,023     68,292
*   GameLoft SE........................................   6,023     54,988
    GDF Suez........................................... 109,186  2,410,114
    GL Events..........................................   2,371     53,846
    Groupe Crit........................................   1,156     57,315
    Groupe Eurotunnel SA............................... 107,558  1,185,863
    Groupe Flo.........................................   1,396      5,717
*   Groupe Fnac........................................     900     27,927
    Groupe Steria SCA..................................   8,462    171,204
    Guerbet............................................     520     17,943
*   Haulotte Group SA..................................   4,396     64,865
    Havas SA...........................................  59,066    462,968
*   Hi-Media SA........................................  10,368     29,904
    Iliad SA...........................................     512    117,131
    Imerys SA..........................................   6,598    536,493
#   Ingenico...........................................   5,366    460,426
    Interparfums SA....................................   1,634     68,481
    Ipsen SA...........................................   3,362    141,037
    IPSOS..............................................   7,996    342,753
    Jacquet Metal Service..............................   2,748     50,191
    JCDecaux SA........................................   8,578    365,804
    Kering.............................................   7,204  1,436,755
    Korian.............................................   2,283     72,699
    L'Oreal SA.........................................   2,329    382,362
    L.D.C. SA..........................................     204     32,276
    Lafarge SA.........................................  25,334  1,815,884
    Lafarge SA Sponsored ADR...........................   1,300     23,335
    Lagardere SCA......................................  27,865    983,631
    Laurent-Perrier....................................     664     63,536
    Lectra.............................................     286      3,049
    Legrand SA.........................................   8,553    453,369
    LISI...............................................     865    145,364
    LVMH Moet Hennessy Louis Vuitton SA................   6,445  1,146,525
    Maisons France Confort.............................     535     21,811
    Manitou BF SA......................................   2,706     47,388
    Manutan International..............................     734     49,272
    Medica SA..........................................   9,320    266,822
    Mersen.............................................   3,857    120,436

                                     1366

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FRANCE -- (Continued)
    Metropole Television SA............................  10,628 $  230,306
    MGI Coutier........................................     173     25,230
    Montupet...........................................   2,642    140,296
    Natixis............................................ 137,478    806,465
    Naturex............................................   1,299    108,084
    Neopost SA.........................................   7,050    597,340
    Nexans SA..........................................   8,749    409,981
    Nexity SA..........................................   6,971    278,382
    NextRadioTV........................................     290      9,808
#*  NicOx SA...........................................  17,225     59,973
    Norbert Dentressangle SA...........................     815    112,984
*   NRJ Group..........................................   4,409     45,965
    Orange SA.......................................... 150,237  1,859,818
    Orange SA Sponsored ADR............................  26,020    322,128
    Orpea..............................................   6,169    337,995
*   Parrot SA..........................................   1,599     43,914
    Pernod-Ricard SA...................................   6,336    680,428
#*  Peugeot SA.........................................  49,592    761,014
*   Pierre & Vacances SA...............................     668     26,103
    Plastic Omnium SA..................................  22,695    586,637
    Publicis Groupe SA.................................   7,261    642,865
    Publicis Groupe SA ADR.............................   1,600     35,472
    Rallye SA..........................................   6,472    253,698
*   Recylex SA.........................................   5,815     28,736
    Remy Cointreau SA..................................   2,663    198,560
    Renault SA.........................................  29,183  2,535,098
    Rexel SA...........................................  39,837  1,023,021
    Rubis SCA..........................................   5,005    324,967
    Safran SA..........................................  13,140    933,810
    Saft Groupe SA.....................................   6,538    228,847
    Sanofi.............................................  41,470  4,054,143
    Sanofi ADR.........................................  39,660  1,939,374
    Sartorius Stedim Biotech...........................     709    126,546
    Schneider Electric SA(4834108).....................  30,730  2,475,913
    Schneider Electric SA(B11BPS1).....................   1,444    115,763
    SCOR SE............................................  40,715  1,319,022
    SEB SA.............................................   3,225    252,613
    Seche Environnement SA.............................     824     36,721
*   Sequana SA.........................................   3,568     30,232
    SES SA.............................................   9,930    318,891
    Societe BIC SA.....................................   3,399    391,140
    Societe d'Edition de Canal +.......................  10,759     85,184
    Societe Generale SA................................  80,296  4,536,709
    Societe Internationale de Plantations d'Heveas
      SA...............................................     245     16,771
    Societe Television Francaise 1.....................  27,609    509,320
    Sodexo.............................................   2,869    282,549
#*  SOITEC.............................................  46,036     91,111
#*  Solocal Group......................................  24,084     42,779
    Somfy SA...........................................     158     43,472
    Sopra Group SA.....................................     846     92,969
    Stallergenes SA....................................      86      6,575
*   Ste Industrielle d'Aviation Latecoere SA...........   1,049     22,784
    STMicroelectronics NV(861012102)...................  37,473    306,904

                                     1367

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
FRANCE -- (Continued)
    STMicroelectronics NV(5962332)..................... 115,993 $    952,084
    Stref SA...........................................     771       61,941
    Suez Environnement Co..............................  27,501      492,562
    Sword Group........................................   1,588       38,132
    Synergie SA........................................   5,412      124,876
*   Technicolor SA.....................................  12,381       61,322
    Technip SA.........................................   4,264      363,589
    Teleperformance....................................  13,203      771,956
    Thales SA..........................................  10,191      663,174
*   Theolia SA.........................................  10,847       18,585
    Total Gabon........................................      81       49,566
    Total SA...........................................  70,380    4,015,294
    Total SA Sponsored ADR.............................  85,482    4,887,006
    Touax SA...........................................      25          664
*   Transgene SA.......................................   1,406       24,208
*   Trigano SA.........................................   2,400       60,992
*   UBISOFT Entertainment..............................  28,037      391,375
    Valeo SA...........................................  12,678    1,414,679
    Vallourec SA.......................................  25,397    1,267,962
*   Valneva SE.........................................   1,913       12,935
    Veolia Environnement SA............................  21,687      340,017
    Veolia Environnement SA ADR........................  14,066      220,414
    Vetoquinol SA......................................     275       13,356
    Vicat..............................................   2,827      197,806
    VIEL & Cie SA......................................  12,834       39,470
    Vilmorin & Cie SA..................................     990      129,728
    Vinci SA...........................................  24,668    1,613,021
    Virbac SA..........................................     447       99,828
#*  Vivalis SE.........................................   1,267        8,584
    Vivendi SA.........................................  94,057    2,524,878
    Vranken-Pommery Monopole SA........................     106        3,178
    Zodiac Aerospace...................................   6,207    1,095,006
                                                                ------------
TOTAL FRANCE...........................................          107,203,762
                                                                ------------
GERMANY -- (5.2%)
*   Aareal Bank AG.....................................  12,891      474,043
    Adidas AG..........................................   9,188    1,024,383
*   ADVA Optical Networking SE.........................  17,734       91,300
#*  Air Berlin P.L.C...................................   7,620       20,559
*   Aixtron SE.........................................  16,599      252,925
    Allgeier SE........................................     553       12,185
    Allianz SE.........................................  29,681    4,934,180
    Allianz SE ADR.....................................  69,550    1,158,703
    Amadeus Fire AG....................................     427       34,446
    Aurubis AG.........................................   8,619      498,223
    Axel Springer SE...................................   9,141      583,748
    BASF SE............................................  23,985    2,564,281
    BASF SE Sponsored ADR..............................   1,000      107,330
    Bauer AG...........................................   1,889       48,303
    Bayer AG...........................................  16,632    2,188,866
    Bayer AG Sponsored ADR.............................     200       26,400
    Bayerische Motoren Werke AG........................  23,794    2,582,918
    BayWa AG...........................................   3,034      158,094

                                     1368

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Bechtle AG.........................................   3,005 $  221,488
    Beiersdorf AG......................................   3,107    307,093
    Bertrandt AG.......................................     886    131,622
    Bijou Brigitte AG..................................     670     66,803
    Bilfinger SE.......................................   9,560  1,098,463
    Biotest AG.........................................     355     38,913
    Borussia Dortmund GmbH & Co. KGaA..................  14,645     72,322
    Brenntag AG........................................   3,268    563,315
    CANCOM SE..........................................   3,759    167,142
    Carl Zeiss Meditec AG..............................   4,660    136,484
    CAT Oil AG.........................................   3,029     68,794
    Celesio AG.........................................  20,896    688,349
    CENIT AG...........................................     767     11,547
    CENTROTEC Sustainable AG...........................   2,715     70,057
    Cewe Stiftung & Co. KGAA...........................   1,156     68,015
    Comdirect Bank AG..................................  12,756    145,088
*   Commerzbank AG..................................... 138,710  2,348,068
    CompuGroup Medical AG..............................   1,550     41,180
*   Constantin Medien AG...............................     444        983
    Continental AG.....................................  10,531  2,260,110
    CropEnergies AG....................................   5,648     43,875
    CTS Eventim AG.....................................   2,398    122,360
    DAB Bank AG........................................   1,539      7,648
    Daimler AG.........................................  70,685  5,904,021
    Data Modul AG......................................      96      2,450
    Delticom AG........................................     575     24,893
    Deutsche Bank AG(D18190898)........................  70,103  3,377,563
    Deutsche Bank AG(5750355)..........................   5,709    274,800
    Deutsche Boerse AG.................................   4,837    371,445
*   Deutsche Lufthansa AG..............................  49,873  1,184,686
    Deutsche Post AG...................................  93,390  3,225,484
    Deutsche Telekom AG................................ 109,124  1,764,440
    Deutsche Telekom AG Sponsored ADR.................. 104,159  1,684,251
    Deutsche Wohnen AG(B0YZ0Z5)........................  26,186    490,056
*   Deutsche Wohnen AG(BFLR888)........................   8,757    159,201
*   Deutz AG...........................................  26,297    260,967
*   Dialog Semiconductor P.L.C.........................  10,130    196,473
    DMG MORI SEIKI AG..................................  15,143    487,223
    Draegerwerk AG & Co. KGaA..........................     501     50,775
    Drillisch AG.......................................   9,662    296,345
    Duerr AG...........................................   5,414    454,618
    E.ON SE............................................ 136,572  2,471,904
    E.ON SE Sponsored ADR..............................   3,600     65,448
    Eckert & Ziegler AG................................     831     29,960
    Elmos Semiconductor AG.............................   1,781     29,645
    ElringKlinger AG...................................   5,878    216,818
    Euromicron AG......................................   1,356     26,923
*   Evotec AG..........................................  35,662    196,735
    Fielmann AG........................................     676     75,445
*   First Sensor AG....................................     945     10,530
    Fraport AG Frankfurt Airport Services Worldwide....   7,117    525,175
    Freenet AG.........................................  24,178    737,187
    Fresenius Medical Care AG & Co. KGaA...............  21,771  1,534,231

                                     1369

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Fresenius Medical Care AG & Co. KGaA ADR...........  4,200 $  148,218
    Fresenius SE & Co. KGaA............................ 15,116  2,359,631
    Fuchs Petrolub SE..................................  1,737    134,480
*   GAGFAH SA.......................................... 11,791    169,487
    GEA Group AG....................................... 27,139  1,269,491
    Gerresheimer AG....................................  6,331    425,597
    Gerry Weber International AG.......................  1,946     86,473
    Gesco AG...........................................    578     57,336
    GFK SE.............................................  3,236    177,683
    GFT Technologies AG................................  3,080     28,889
    Grammer AG.........................................  3,456    162,804
    Grenkeleasing AG...................................  1,850    171,977
*   H&R AG.............................................  1,360     16,004
    Hamburger Hafen und Logistik AG....................  4,131    103,239
    Hannover Rueck SE.................................. 12,397    983,452
    HeidelbergCement AG................................ 20,379  1,512,515
*   Heidelberger Druckmaschinen AG..................... 66,125    271,278
    Henkel AG & Co. KGaA...............................  4,339    421,671
    Highlight Communications AG........................  2,399     12,745
    Hochtief AG........................................  7,184    571,853
    Homag Group AG.....................................  1,385     36,369
    Hugo Boss AG.......................................  1,247    157,539
    Indus Holding AG...................................  5,695    225,721
    Infineon Technologies AG........................... 60,551    622,163
    Infineon Technologies AG ADR....................... 51,213    525,445
    Isra Vision AG.....................................    711     38,292
    Jenoptik AG........................................ 12,205    204,685
*   Joyou AG...........................................    604     10,684
    K+S AG............................................. 13,345    399,653
*   Kloeckner & Co. SE................................. 25,309    377,094
    Koenig & Bauer AG..................................  1,185     19,927
    Kontron AG......................................... 11,542     79,850
    Krones AG..........................................  3,020    241,088
    KSB AG.............................................     38     24,311
    KUKA AG............................................  5,160    246,215
    KWS Saat AG........................................    383    128,780
    Lanxess AG......................................... 13,932    913,013
    Leifheit AG........................................    163      7,420
    Leoni AG...........................................  7,756    600,521
    Linde AG........................................... 12,225  2,310,129
    LPKF Laser & Electronics AG........................  2,004     52,517
    MAN SE.............................................  5,106    621,581
*   Manz AG............................................    880     81,002
    Merck KGaA.........................................  6,483  1,003,835
    Metro AG........................................... 17,906    736,168
    MLP AG.............................................  9,812     75,113
*   Morphosys AG.......................................  3,702    323,670
    MTU Aero Engines AG................................  3,931    347,755
    Muenchener Rueckversicherungs AG................... 13,919  2,868,432
    MVV Energie AG.....................................  1,519     51,261
    Nemetschek AG......................................    766     54,506
    Nexus AG...........................................    982     14,534
*   Nordex SE.......................................... 13,855    183,624

                                     1370

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    Norma Group SE.....................................  3,193 $  171,766
    OHB AG.............................................    582     15,443
*   Osram Licht AG.....................................  9,255    540,910
*   Patrizia Immobilien AG.............................  8,889     92,577
    Pfeiffer Vacuum Technology AG......................    797     94,570
    PNE Wind AG........................................ 14,369     49,198
    Puma SE............................................    668    189,631
    PVA TePla AG.......................................  1,103      4,180
*   QIAGEN NV.......................................... 45,871  1,006,115
    QSC AG............................................. 23,436    127,217
    R Stahl AG.........................................    597     29,761
    Rational AG........................................    274     84,300
    Rheinmetall AG..................................... 10,573    676,802
    Rhoen Klinikum AG.................................. 24,720    728,445
    RWE AG............................................. 73,326  2,705,615
*   SAF-Holland SA.....................................  8,786    138,812
    Salzgitter AG...................................... 10,221    450,877
    SAP AG.............................................  4,988    381,630
#   SAP AG Sponsored ADR...............................  9,200    703,064
    Schaltbau Holding AG...............................    265     16,657
    SGL Carbon SE......................................  5,895    219,728
    SHW AG.............................................     96      6,736
    Siemens AG.........................................    821    103,868
    Siemens AG Sponsored ADR........................... 26,107  3,297,053
*   Singulus Technologies AG........................... 10,890     36,391
    Sixt SE............................................  3,720    121,953
    SKW Stahl-Metallurgie Holding AG...................  2,207     35,266
*   Sky Deutschland AG................................. 48,268    437,962
    SMA Solar Technology AG............................  2,799    116,996
    SMT Scharf AG......................................  1,160     32,075
    Software AG........................................ 13,207    489,937
#*  Solarworld AG......................................    184      7,554
    Stada Arzneimittel AG.............................. 13,778    655,720
    STRATEC Biomedical AG..............................    978     43,109
*   Stroeer Media AG...................................  3,689     64,662
    Suedzucker AG...................................... 10,869    270,873
    Surteco SE.........................................    316     11,391
*   Suss Microtec AG...................................  4,115     40,107
    Symrise AG.........................................  8,366    380,952
    TAG Immobilien AG.................................. 31,339    379,553
    Takkt AG...........................................  6,800    127,775
    Telefonica Deutschland Holding AG..................  1,372     10,931
    Telegate AG........................................  3,104     23,913
*   ThyssenKrupp AG.................................... 47,834  1,228,357
*   Tipp24 SE..........................................  1,644    110,704
*   Tom Tailor Holding AG..............................  3,636     74,620
    Tomorrow Focus AG..................................  3,932     21,705
*   TUI AG............................................. 39,692    675,589
    United Internet AG.................................  8,028    350,633
    Volkswagen AG......................................  2,309    559,138
    Vossloh AG.........................................  1,614    153,317
    VTG AG.............................................  2,388     46,122
    Wacker Chemie AG...................................  3,473    411,851

                                     1371

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
GERMANY -- (Continued)
    Wacker Neuson SE...................................   5,442 $    91,599
    Washtec AG.........................................   1,256      18,379
    Wincor Nixdorf AG..................................   2,776     197,201
    Wirecard AG........................................   7,559     330,381
    XING AG............................................     354      40,264
                                                                -----------
TOTAL GERMANY..........................................          93,669,953
                                                                -----------
GREECE -- (0.2%)
*   Alpha Bank AE......................................  81,161      73,622
    Athens Water Supply & Sewage Co. SA (The)..........   6,973      71,574
*   Bank of Cyprus P.L.C............................... 229,580          --
    Bank of Greece.....................................   2,794      56,620
*   Ellaktor SA........................................  21,206      96,403
*   Folli Follie SA....................................   7,975     240,533
*   Fourlis Holdings SA................................   7,020      38,371
*   Frigoglass SA......................................   9,752      57,915
*   GEK Terna Holding Real Estate Construction SA......   6,564      29,593
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................  17,568     173,068
    Hellenic Petroleum SA..............................  17,587     170,588
*   Hellenic Telecommunications Organization SA........  24,316     355,475
    Intralot SA-Integrated Lottery Systems &
      Services.........................................  26,355      69,530
*   JUMBO SA...........................................  21,424     364,305
*   Marfin Investment Group Holdings SA................ 142,123      81,389
    Metka SA...........................................   6,384     101,810
    Motor Oil Hellas Corinth Refineries SA.............  13,116     151,226
*   Mytilineos Holdings SA.............................  15,755     123,663
*   National Bank of Greece SA.........................  61,269     271,248
    National Bank of Greece SA ADR.....................   2,823      12,619
    OPAP SA............................................  17,826     230,518
*   Piraeus Bank SA....................................  19,986      47,125
    Piraeus Port Authority.............................   2,736      64,644
    Public Power Corp. SA..............................  13,423     179,820
    Terna Energy SA....................................   4,910      27,541
*   Titan Cement Co. SA................................  10,553     283,576
                                                                -----------
TOTAL GREECE...........................................           3,372,776
                                                                -----------
HONG KONG -- (1.9%)
#   AAC Technologies Holdings, Inc.....................  54,000     231,361
    AIA Group, Ltd..................................... 502,800   2,324,164
    Alco Holdings, Ltd.................................  20,000       3,474
    Allied Group, Ltd..................................   4,000      16,967
    Allied Properties HK, Ltd.......................... 636,068     123,329
*   Apac Resources, Ltd................................ 520,000      10,150
    APT Satellite Holdings, Ltd........................  92,000     115,873
    Asia Satellite Telecommunications Holdings, Ltd....  39,000     150,742
    Asia Standard International Group.................. 162,000      38,268
    ASM Pacific Technology, Ltd........................  13,600     127,356
    Associated International Hotels, Ltd...............  38,000     108,004
    Bank of East Asia, Ltd............................. 144,993     550,931
*   Birmingham International Holdings, Ltd............. 970,000          --
    BOC Hong Kong Holdings, Ltd........................ 179,000     545,178
    Bonjour Holdings, Ltd..............................  74,000      14,538

                                     1372

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
*   Brightoil Petroleum Holdings, Ltd..................   517,000 $  141,735
*   Brockman Mining, Ltd...............................   896,780     46,743
    Cafe de Coral Holdings, Ltd........................    24,000     73,553
    Cathay Pacific Airways, Ltd........................   144,000    299,577
    Chen Hsong Holdings................................    66,000     20,139
    Cheuk Nang Holdings, Ltd...........................    20,212     19,660
    Cheung Kong Holdings, Ltd..........................   111,000  1,650,846
    Cheung Kong Infrastructure Holdings, Ltd...........    49,000    287,805
    Chevalier International Holdings, Ltd..............    32,000     54,943
#*  China Daye Non-Ferrous Metals Mining, Ltd..........   760,163     18,673
*   China Energy Development Holdings, Ltd.............   808,000      7,446
    China Metal International Holdings, Inc............   190,000     64,580
*   China Nuclear Industry 23 International Corp., Ltd.    22,000      3,422
*   China Outdoor Media Group, Ltd.....................    67,000      2,566
#   Chong Hing Bank, Ltd...............................    28,000    111,999
    Chow Sang Sang Holdings International, Ltd.........    63,000    168,779
#   Chow Tai Fook Jewellery Group, Ltd.................    37,400     54,461
    Chu Kong Shipping Enterprise Group Co., Ltd........    58,000     16,321
    Chuang's Consortium International, Ltd.............   152,000     20,670
    CITIC Telecom International Holdings, Ltd..........   282,000     85,062
    CK Life Sciences International Holdings, Inc.......   908,000     87,718
    CLP Holdings, Ltd..................................    34,500    260,956
*   CP Lotus Corp......................................    80,000      1,831
    Cross-Harbour Holdings, Ltd. (The).................    40,000     32,662
    CSI Properties, Ltd................................   579,674     21,314
*   Culture Landmark Investment, Ltd...................    24,400      1,595
*   Culturecom Holdings, Ltd...........................   120,000     23,235
    Dah Sing Banking Group, Ltd........................    99,640    144,675
    Dah Sing Financial Holdings, Ltd...................    38,850    184,762
    Dan Form Holdings Co., Ltd.........................    99,000      9,922
    Dickson Concepts International, Ltd................    55,000     31,131
    Dorsett Hospitality International, Ltd.............    87,000     16,427
    Emperor Capital Group, Ltd.........................   126,000      6,355
    Emperor Entertainment Hotel, Ltd...................   215,000    119,729
    Emperor International Holdings.....................   213,333     56,104
    Emperor Watch & Jewellery, Ltd.....................   790,000     51,896
*   EPI Holdings, Ltd.................................. 2,080,000     68,002
*   Esprit Holdings, Ltd...............................   456,282    858,963
*   eSun Holdings, Ltd.................................   212,000     28,972
    Fairwood, Ltd......................................    21,000     42,540
#   Far East Consortium International, Ltd.............   191,682     70,597
*   FIH Mobile, Ltd....................................   628,000    311,959
    First Pacific Co., Ltd.............................   528,400    522,043
*   Fountain SET Holdings, Ltd.........................   132,000     18,075
*   G-Resources Group, Ltd............................. 6,640,800    167,495
*   Galaxy Entertainment Group, Ltd....................    59,000    576,700
#*  Genting Hong Kong, Ltd.............................   281,000    112,128
    Get Nice Holdings, Ltd............................. 1,122,000     49,429
    Giordano International, Ltd........................   178,000    127,732
    Glorious Sun Enterprises, Ltd......................   170,000     38,882
    Gold Peak Industries Holding, Ltd..................   262,000     25,603
#   Haitong International Securities Group, Ltd........    63,000     32,891
    Hang Lung Group, Ltd...............................   104,000    473,692

                                     1373

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HONG KONG -- (Continued)
    Hang Lung Properties, Ltd..........................   258,000 $  723,105
    Hang Seng Bank, Ltd................................    15,800    249,259
#   Harbour Centre Development, Ltd....................    21,000     36,674
    Henderson Land Development Co., Ltd................   175,270    947,341
    HKR International, Ltd.............................   186,400     86,144
    Hon Kwok Land Investment Co., Ltd..................    20,000      6,874
    Hong Kong & China Gas Co., Ltd.....................    87,886    180,929
    Hong Kong Aircraft Engineering Co., Ltd............     4,000     51,836
    Hong Kong Exchanges and Clearing, Ltd..............    26,019    408,637
*   Hong Kong Television Network, Ltd. ADR.............     3,847     28,237
    Hongkong & Shanghai Hotels (The)...................   137,500    188,098
    Hongkong Chinese, Ltd..............................   184,495     44,929
    Hopewell Holdings, Ltd.............................   145,500    502,261
    Hsin Chong Construction Group, Ltd.................   118,000     16,134
    Hung Hing Printing Group, Ltd......................    92,000     13,407
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd..............................................   333,000    122,174
    Hutchison Whampoa, Ltd.............................   140,000  1,734,649
    Hysan Development Co., Ltd.........................    67,000    264,140
*   Imagi International Holdings, Ltd..................   728,000      8,333
#*  Integrated Waste Solutions Group Holdings, Ltd.....   224,000     11,541
*   IRC, Ltd...........................................   266,000     24,258
#   IT, Ltd............................................   128,000     32,425
    Johnson Electric Holdings, Ltd.....................   349,500    312,824
    K Wah International Holdings, Ltd..................   271,167    211,455
*   Kerry Logistics Network, Ltd.......................    53,250     89,850
    Kerry Properties, Ltd..............................   121,500    389,686
*   King Stone Energy Group, Ltd.......................   324,000     12,192
    Kingmaker Footwear Holdings, Ltd...................   186,000     36,731
    Kingston Financial Group, Ltd......................   717,000     80,237
    Kowloon Development Co., Ltd.......................   103,000    120,024
#   L'Occitane International SA........................    33,000     65,823
*   L'sea Resources International Holdings, Ltd........   280,000     13,878
*   Lai Sun Development................................ 3,134,000     77,678
#   Li & Fung, Ltd.....................................   254,000    352,951
    Lifestyle International Holdings, Ltd..............    63,500    114,025
    Lippo China Resources, Ltd.........................   794,000     39,342
    Liu Chong Hing Investment, Ltd.....................    60,000    119,047
#   Luk Fook Holdings International, Ltd...............    71,000    228,246
    Lung Kee Bermuda Holdings..........................    40,000     14,500
    Magnificent Estates................................   500,000     23,069
#   Man Wah Holdings, Ltd..............................    49,200     89,417
    Melco International Development, Ltd...............   161,000    582,033
    MGM China Holdings, Ltd............................    30,400    118,956
#   Midland Holdings, Ltd..............................   166,666     75,856
*   Ming Fung Jewellery Group, Ltd.....................   770,000     13,621
    Miramar Hotel & Investment.........................     9,000     11,341
#*  Mongolian Mining Corp..............................   287,500     31,141
    MTR Corp., Ltd.....................................    70,789    250,360
    NagaCorp, Ltd......................................   160,000    153,090
    National Electronic Hldgs..........................    28,000      3,245
    Natural Beauty Bio-Technology, Ltd.................   100,000      5,700
*   Neo-Neon Holdings, Ltd.............................   136,500     29,556
    New World Development Co., Ltd.....................   592,145    740,521

                                     1374

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Newocean Energy Holdings, Ltd...................... 216,000 $  184,268
*   Next Media, Ltd....................................  76,000      8,927
    NWS Holdings, Ltd.................................. 188,453    272,789
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................. 675,000     45,841
    Orient Overseas International, Ltd.................  58,000    241,581
    Oriental Watch Holdings............................ 138,400     35,577
    Pacific Andes International Holdings, Ltd.......... 752,405     31,057
    Pacific Basin Shipping, Ltd........................ 445,000    274,840
    Pacific Textile Holdings, Ltd......................  74,000    105,336
    Paliburg Holdings, Ltd............................. 130,000     41,835
    PCCW, Ltd.......................................... 637,000    289,926
*   Pearl Oriental Oil, Ltd............................ 389,000     11,657
    Pico Far East Holdings, Ltd........................ 144,000     41,044
    Playmates Holdings, Ltd............................   2,000      2,770
*   PME Group, Ltd..................................... 430,000     16,113
    PNG Resources Holdings, Ltd........................ 352,000      3,563
    Polytec Asset Holdings, Ltd........................ 275,000     39,765
    Power Assets Holdings, Ltd.........................  53,000    397,423
    Public Financial Holdings, Ltd.....................  72,000     34,144
    PYI Corp., Ltd..................................... 766,000     17,225
    Regal Hotels International Holdings, Ltd........... 142,000     74,231
*   Richfield Group Holdings, Ltd...................... 280,000      8,057
    SA SA International Holdings, Ltd..................  52,000     49,841
#   Samsonite International SA.........................  70,200    192,930
    Sands China, Ltd...................................  13,200    101,536
    SEA Holdings, Ltd..................................  90,000     49,389
    Shangri-La Asia, Ltd............................... 325,166    536,946
    Shenyin Wanguo HK, Ltd.............................  75,000     25,029
    Shun Tak Holdings, Ltd............................. 483,499    279,613
#*  Silver base Group Holdings, Ltd.................... 162,546     20,659
    Singamas Container Holdings, Ltd................... 404,000     91,377
    Sino Land Co., Ltd................................. 464,391    617,591
*   Sino-Tech International Holdings, Ltd.............. 760,000      4,585
    Sitoy Group Holdings, Ltd..........................  21,000     11,127
    SJM Holdings, Ltd..................................  63,301    195,800
#   SmarTone Telecommunications Holdings, Ltd..........  66,305     73,392
    SOCAM Development, Ltd.............................  44,444     42,967
*   South China China, Ltd............................. 464,000     40,073
    Stella International Holdings, Ltd.................  36,500     85,959
    Stelux Holdings International, Ltd.................  43,000     12,541
    Sun Hung Kai & Co., Ltd............................ 165,529     95,779
    Sun Hung Kai Properties, Ltd....................... 129,249  1,578,481
    Swire Pacific, Ltd. Class A........................   7,500     80,911
    Swire Pacific, Ltd. Class B........................  22,500     46,809
    Swire Properties, Ltd..............................  39,800    103,047
    TAI Cheung Holdings................................  94,000     67,076
    TAI Sang Land Developement, Ltd....................  20,710     10,156
    Tan Chong International, Ltd.......................  24,000      9,246
    Tao Heung Holdings, Ltd............................   2,000      1,427
#*  Taung Gold International, Ltd...................... 500,000      1,932
    Techtronic Industries Co........................... 204,500    527,909
    Television Broadcasts, Ltd.........................  27,700    173,348
    Texwinca Holdings, Ltd............................. 110,000    105,447

                                     1375

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
HONG KONG -- (Continued)
*   Titan Petrochemicals Group, Ltd.................... 380,000 $       122
#*  Tom Group, Ltd.....................................  60,000      19,134
    Tradelink Electronic Commerce, Ltd.................  14,000       4,091
    Transport International Holdings, Ltd..............  46,800      93,970
    Trinity, Ltd....................................... 274,000      79,184
*   TSC Group Holdings, Ltd............................ 199,000      92,238
#*  United Laboratories International Holdings, Ltd.
      (The)............................................ 152,500      87,475
    Value Partners Group, Ltd.......................... 102,000      66,270
    Vanke Property Overseas, Ltd.......................   2,000       2,565
    Varitronix International, Ltd...................... 113,000     122,632
    Victory City International Holdings, Ltd........... 281,484      42,145
    Vitasoy International Holdings, Ltd................  80,000     111,146
    VST Holdings, Ltd.................................. 291,600      75,824
    VTech Holdings, Ltd................................  13,800     166,954
    Wharf Holdings, Ltd................................ 133,000     905,387
    Wheelock & Co., Ltd................................ 142,000     575,921
    Wing Hang Bank, Ltd................................  40,980     587,316
    Wing On Co. International, Ltd.....................  32,000      84,397
    Wing Tai Properties, Ltd........................... 102,000      61,779
    Wynn Macau, Ltd....................................  51,200     217,130
    Xinyi Glass Holdings, Ltd.......................... 370,000     299,777
*   Xinyi Solar Holdings, Ltd.......................... 370,000      77,681
    YGM Trading, Ltd...................................  20,000      43,235
    Yue Yuen Industrial Holdings, Ltd.................. 117,500     362,523
                                                                -----------
TOTAL HONG KONG........................................          33,762,898
                                                                -----------
HUNGARY -- (0.1%)
*   FHB Mortgage Bank P.L.C............................   6,244      17,788
    Magyar Telekom Telecommunications P.L.C............  53,358      71,448
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR..............................................   4,178      27,241
    MOL Hungarian Oil and Gas P.L.C....................   2,028     124,118
    OTP Bank P.L.C.....................................  31,484     576,250
*   PannErgy...........................................   3,649       5,294
    Richter Gedeon Nyrt................................  10,381     209,836
                                                                -----------
TOTAL HUNGARY..........................................           1,031,975
                                                                -----------
INDIA -- (1.3%)
    Aban Offshore, Ltd.................................   3,528      25,325
    ABB India, Ltd.....................................   3,501      32,795
*   ABG Shipyard, Ltd..................................   7,485      35,307
    ACC, Ltd...........................................   9,459     153,240
    Adani Enterprises, Ltd.............................  25,688      97,963
    Adani Ports and Special Economic Zone, Ltd.........  15,220      35,449
*   Adani Power, Ltd................................... 133,476      69,932
    Aditya Birla Nuvo, Ltd.............................   8,641     152,029
    AIA Engineering, Ltd...............................   1,042       8,573
    Akzo Nobel India, Ltd..............................     399       4,953
    Alembic Pharmaceuticals, Ltd.......................   4,113      14,524
    Allahabad Bank.....................................  40,781      51,978
    Allcargo Logistics, Ltd............................     986       2,021
    Alok Industries, Ltd...............................  90,000       9,968
    Alstom India, Ltd..................................   5,412      27,522

                                     1376

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Amara Raja Batteries, Ltd..........................   3,086 $ 16,387
    Ambuja Cements, Ltd................................  74,170  189,471
    Amtek Auto, Ltd....................................  17,358   17,930
*   Anant Raj, Ltd.....................................  27,862   22,522
    Andhra Bank........................................  23,063   21,189
    Apollo Hospitals Enterprise, Ltd...................   9,322  140,705
    Apollo Tyres, Ltd..................................  44,025   79,496
    Arvind, Ltd........................................  42,552  100,916
    Ashok Leyland, Ltd................................. 200,290   52,752
    Asian Paints, Ltd..................................  15,640  117,970
    Aurobindo Pharma, Ltd..............................  57,865  435,118
    Axis Bank, Ltd.....................................  19,120  342,840
    Bajaj Auto, Ltd....................................   3,566  108,530
    Bajaj Electricals, Ltd.............................   4,500   15,037
    Bajaj Finance, Ltd.................................   2,807   68,875
    Bajaj Finserv, Ltd.................................   7,080   76,746
    Bajaj Hindusthan, Ltd..............................  80,199   15,655
    Bajaj Holdings and Investment, Ltd.................   7,265  106,513
    Ballarpur Industries, Ltd..........................  70,689   13,439
    Balrampur Chini Mills, Ltd.........................  21,074   12,528
    Bank of Baroda.....................................  10,597   93,141
    Bank of India......................................  31,444   96,291
    Bank Of Maharashtra................................  32,893   18,287
    BASF India, Ltd....................................     873    8,153
    Bata India, Ltd....................................   6,548   99,303
    BEML, Ltd..........................................   2,355    7,149
    Berger Paints India, Ltd...........................  26,560   86,526
    BGR Energy Systems, Ltd............................   2,982    4,997
    Bharat Electronics, Ltd............................   3,237   47,884
    Bharat Forge, Ltd..................................  14,420   80,495
    Bharat Heavy Electricals, Ltd......................  52,635  144,603
    Bharat Petroleum Corp., Ltd........................  17,253   99,879
    Bharti Airtel, Ltd.................................  41,564  208,598
    Bhushan Steel, Ltd.................................  16,410  121,990
    Biocon, Ltd........................................   8,934   62,200
    Birla Corp., Ltd...................................   4,033   15,280
    Bombay Dyeing & Manufacturing Co., Ltd.............  13,374   11,976
    Bosch, Ltd.........................................     584   84,384
    Britannia Industries, Ltd..........................   2,752   38,831
    Cadila Healthcare, Ltd.............................   8,226  107,325
    Cairn India, Ltd...................................  40,339  208,304
    Canara Bank........................................  19,638   69,533
    Capital First, Ltd.................................   6,323   13,057
    Carborundum Universal, Ltd.........................   4,300    9,472
    Central Bank Of India..............................  53,793   39,294
    Century Plyboards India, Ltd.......................   6,288    2,420
    Century Textiles & Industries, Ltd.................   8,710   41,171
    CESC, Ltd..........................................   9,515   67,001
    Chambal Fertilizers & Chemicals, Ltd...............  26,495   16,306
*   Chennai Petroleum Corp., Ltd.......................  11,326   11,726
    Cipla, Ltd.........................................  25,875  169,440
    City Union Bank, Ltd...............................  51,975   40,687
    CMC, Ltd...........................................   1,382   31,068

                                     1377

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
    Colgate-Palmolive India, Ltd.......................   3,054 $ 63,639
    Container Corp. Of India...........................   9,341  108,863
    Coromandel International, Ltd......................   6,023   19,228
    Corp. Bank.........................................   9,596   37,923
    Crompton Greaves, Ltd..............................  47,273   87,064
    Cummins India, Ltd.................................   6,720   47,064
    Dabur India, Ltd...................................  30,848   84,973
*   DB Realty, Ltd.....................................  17,964   15,127
*   DCB Bank, Ltd......................................  22,854   18,541
    Dena Bank..........................................  12,195   10,487
    Dewan Housing Finance Corp., Ltd...................   8,991   30,465
*   Dish TV India, Ltd.................................  44,632   34,108
    Divi's Laboratories, Ltd...........................   2,878   60,376
    DLF, Ltd...........................................  64,283  141,237
    Dr Reddy's Laboratories, Ltd. ADR..................   5,899  246,106
*   Educomp Solutions, Ltd.............................  10,613    4,005
    Eicher Motors, Ltd.................................   2,071  154,169
    EID Parry India, Ltd...............................  10,009   20,019
    EIH, Ltd...........................................  19,189   17,280
    Engineers India, Ltd...............................   1,072    2,489
*   Era Infra Engineering, Ltd.........................  11,512    2,629
    Escorts, Ltd.......................................   9,996   19,827
*   Essar Oil, Ltd.....................................  61,934   44,337
    Essar Ports, Ltd...................................  11,170    9,865
    Exide Industries, Ltd..............................  31,311   50,511
    FAG Bearings India, Ltd............................     182    4,522
    FDC, Ltd...........................................   3,431    6,677
    Federal Bank, Ltd.................................. 137,555  173,916
    Financial Technologies India, Ltd..................   3,882   16,768
    Finolex Industries, Ltd............................   8,558   21,079
*   Fortis Healthcare, Ltd.............................  10,077   16,194
*   Future Lifestyle Fashions, Ltd.....................   2,977    3,009
    Future Retail, Ltd.................................   8,932   11,743
    GAIL India, Ltd....................................  43,856  252,160
    Gateway Distriparks, Ltd...........................   8,076   16,155
*   Gitanjali Gems, Ltd................................   9,642    9,662
    GlaxoSmithKline Pharmaceuticals, Ltd...............   1,063   50,554
    Glenmark Pharmaceuticals, Ltd......................  11,592  103,343
    GMR Infrastructure, Ltd............................ 195,631   63,212
    Godfrey Phillips India, Ltd........................      51    2,064
    Godrej Consumer Products, Ltd......................   1,252   15,062
    Godrej Industries, Ltd.............................  16,308   70,732
    Graphite India, Ltd................................   5,318    5,865
    Grasim Industries, Ltd.............................   5,183  211,760
    Great Eastern Shipping Co., Ltd. (The).............  13,008   60,572
    Greaves Cotton, Ltd................................   4,904    4,794
    Gujarat Alkalies & Chemicals, Ltd..................   2,388    7,606
    Gujarat Fluorochemicals, Ltd.......................   3,905   14,709
    Gujarat Mineral Development Corp., Ltd.............  12,483   22,525
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   2,664    3,062
*   Gujarat NRE Coke, Ltd..............................  49,906    7,583
    Gujarat State Fertilisers & Chemicals, Ltd.........  20,165   15,021
    Gujarat State Petronet, Ltd........................  28,545   25,302

                                     1378

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
*   GVK Power & Infrastructure, Ltd....................  63,703 $  9,246
*   Hathway Cable & Datacom, Ltd.......................   1,703    6,975
    Havells India, Ltd.................................   5,887   73,291
*   HCL Infosystems, Ltd...............................  22,200    8,407
    HCL Technologies, Ltd..............................  17,304  403,555
    HDFC Bank, Ltd.....................................  51,927  521,732
    HDFC Bank, Ltd. ADR................................   2,000   62,580
    Hero MotoCorp, Ltd.................................   2,790   88,203
*   Hexa Tradex, Ltd...................................   5,313    1,723
    Hexaware Technologies, Ltd.........................  34,366   74,205
*   Himachal Futuristic Communications, Ltd............  88,611   12,644
    Himadri Chemicals & Industries, Ltd................  19,864    5,086
    Hindalco Industries, Ltd........................... 266,617  466,757
*   Hindustan Construction Co., Ltd.................... 129,998   26,797
    Hindustan Petroleum Corp., Ltd.....................  14,756   57,628
    Honeywell Automation India, Ltd....................     710   29,692
*   Housing Development & Infrastructure, Ltd..........  56,075   38,077
    HSIL, Ltd..........................................  19,048   26,907
    HT Media, Ltd......................................  11,369   13,430
    ICICI Bank, Ltd....................................   9,160  144,057
    ICICI Bank, Ltd. Sponsored ADR.....................  17,656  567,994
    IDBI Bank, Ltd.....................................  42,786   38,003
    Idea Cellular, Ltd................................. 146,697  334,502
    IDFC, Ltd.......................................... 142,144  211,139
    IFCI, Ltd..........................................  70,683   25,643
    India Cements, Ltd.................................  40,443   34,668
    India Infoline, Ltd................................  56,463   56,936
    Indian Bank........................................  21,645   34,469
    Indian Hotels Co., Ltd.............................  58,430   54,573
    Indian Oil Corp., Ltd..............................  11,712   45,817
    Indian Overseas Bank...............................  44,957   33,692
    Indraprastha Gas, Ltd..............................   3,321   13,173
    IndusInd Bank, Ltd.................................  51,899  318,028
    Infosys, Ltd.......................................   6,454  379,105
    Infosys, Ltd. Sponsored ADR........................   2,810  164,610
    Infotech Enterprises, Ltd..........................   1,202    6,794
    ING Vysya Bank, Ltd................................   7,120   59,369
    Ipca Laboratories, Ltd.............................   5,325   70,661
    IRB Infrastructure Developers, Ltd.................  12,168   15,021
    ITC, Ltd...........................................  31,068  161,289
    Jagran Prakashan, Ltd..............................  14,570   20,587
    Jain Irrigation Systems, Ltd.......................  62,508   62,858
    Jaiprakash Associates, Ltd......................... 206,499  132,666
*   Jaiprakash Power Ventures, Ltd.....................  27,569    5,690
    Jammu & Kashmir Bank, Ltd..........................   3,646   80,673
    Jaypee Infratech, Ltd..............................   5,551    1,696
*   Jet Airways India, Ltd.............................   3,135   11,805
    Jindal Saw, Ltd....................................  26,565   21,732
*   Jindal Stainless, Ltd..............................     282      150
    Jindal Steel & Power, Ltd..........................  32,951  131,363
    JM Financial, Ltd..................................  45,037   17,984
    JSW Energy, Ltd....................................  93,328   65,925
    JSW Steel, Ltd.....................................  20,426  298,611

                                     1379

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
*   Jubilant Foodworks, Ltd............................   1,135 $ 19,443
    Jubilant Life Sciences, Ltd........................   5,040   10,791
    Jyothy Laboratories, Ltd...........................   3,882   13,393
    Kajaria Ceramics, Ltd..............................     392    1,924
    Kakinada Fertilizers, Ltd..........................  69,051    2,317
    Kalpataru Power Transmission, Ltd..................   1,245    1,517
    Karnataka Bank, Ltd................................  25,200   38,579
    Karur Vysya Bank, Ltd..............................   6,700   34,780
    Kotak Mahindra Bank, Ltd...........................  23,660  247,548
    KPIT Technologies, Ltd.............................  24,990   64,302
*   KSK Energy Ventures, Ltd...........................   4,226    3,952
    Lakshmi Machine Works, Ltd.........................     692   29,630
*   Lanco Infratech, Ltd............................... 138,520   16,046
    Larsen & Toubro, Ltd...............................  22,814  359,046
    Lupin, Ltd.........................................  12,300  173,385
    Maharashtra Seamless, Ltd..........................   6,338   16,952
    Mahindra & Mahindra Financial Services, Ltd........  38,440  148,632
    Mahindra & Mahindra, Ltd...........................  18,988  269,108
    Mahindra & Mahindra, Ltd. GDR......................  12,272  174,263
    Mahindra Lifespace Developers, Ltd.................   3,460   20,666
*   Mangalore Refinery & Petrochemicals, Ltd...........  46,650   31,839
    Maruti Suzuki India, Ltd...........................   7,420  194,412
    MAX India, Ltd.....................................  16,870   51,176
    McLeod Russel India, Ltd...........................  12,761   52,406
    MindTree, Ltd......................................   1,785   40,619
    Monnet Ispat & Energy, Ltd.........................   3,882    5,762
    Motherson Sumi Systems, Ltd........................  29,367   95,148
    Motilal Oswal Financial Services, Ltd..............   6,733    8,841
    Mphasis, Ltd.......................................  11,064   65,291
    MRF, Ltd...........................................     248   77,079
*   Nagarjuna Oil Refinery, Ltd........................  62,774    3,686
    Natco Pharma, Ltd..................................     579    6,861
    National Aluminium Co., Ltd........................ 104,971   56,017
    Nava Bharat Ventures, Ltd..........................   1,957    4,879
    Navneet Education, Ltd.............................   3,710    3,220
    NCC, Ltd...........................................  31,522   12,394
    NHPC, Ltd.......................................... 121,665   34,730
    NIIT Technologies, Ltd.............................   6,924   44,862
    NTPC, Ltd..........................................   9,275   18,710
    Oberoi Realty, Ltd.................................     194      627
    Oil & Natural Gas Corp., Ltd.......................  19,773   87,033
    Oil India, Ltd.....................................   3,393   25,646
    OMAXE, Ltd.........................................  14,260   28,102
*   Opto Circuits India, Ltd...........................  22,089   11,374
*   Oracle Financial Services Software, Ltd............   2,009  103,248
    Orient Cement Ltd..................................   9,034    5,102
    Oriental Bank of Commerce..........................  16,218   45,537
*   Parsvnath Developers, Ltd..........................   3,755    1,413
    Peninsula Land, Ltd................................  10,444    5,340
*   Peter England Fashions and Retail, Ltd.............   1,786    2,367
    Petronet LNG, Ltd..................................  34,000   59,376
    Phoenix Mills, Ltd.................................   5,631   18,215
    Pidilite Industries, Ltd...........................  11,464   51,264

                                     1380

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
INDIA -- (Continued)
*   Pipavav Defence & Offshore Engineering Co., Ltd....  25,205 $ 13,691
    Piramal Enterprises, Ltd...........................     171    1,527
    Power Grid Corp. of India, Ltd.....................  37,509   57,337
    Prestige Estates Projects, Ltd.....................     686    1,536
    PTC India, Ltd.....................................  36,971   32,654
*   Punj Lloyd, Ltd....................................  71,973   32,299
    Punjab National Bank...............................   1,815   16,019
    Radico Khaitan, Ltd................................   6,715   16,488
    Rain Industries, Ltd...............................  12,419    7,220
    Rallis India, Ltd..................................   2,446    6,383
    Ramco Cements, Ltd. (The)..........................  15,000   38,633
*   Ranbaxy Laboratories, Ltd..........................  21,301  109,666
    Raymond, Ltd.......................................   6,963   30,252
    Redington India, Ltd...............................  20,505   21,434
    REI Agro, Ltd......................................  71,019    6,478
    Reliance Communications, Ltd....................... 107,504  210,391
    Reliance Industries, Ltd...........................  68,163  903,843
    Reliance Industries, Ltd. GDR......................   9,355  245,593
    Reliance Infrastructure, Ltd.......................   9,563   56,855
*   Reliance Power, Ltd................................ 123,191  121,956
    Rolta India, Ltd...................................  21,070   21,596
    Ruchi Soya Industries, Ltd.........................  16,055    8,068
    Rural Electrification Corp., Ltd...................  13,757   39,541
    Sadbhav Engineering, Ltd...........................   4,350    5,890
    Sanofi India, Ltd..................................   1,238   54,277
    Sesa Sterlite, Ltd................................. 106,201  319,004
    Sesa Sterlite, Ltd. ADR............................  15,041  181,700
*   Shipping Corp. of India, Ltd.......................  26,115   15,247
    Shree Cement, Ltd..................................   1,212   85,900
    Shree Renuka Sugars, Ltd...........................  66,795   19,671
    Shriram Transport Finance Co., Ltd.................   7,725   77,548
    Sintex Industries, Ltd.............................  35,352   19,483
    SKF India, Ltd.....................................   3,176   32,491
    Sobha Developers, Ltd..............................   5,557   23,729
    South Indian Bank, Ltd............................. 100,340   32,203
    SRF, Ltd...........................................   8,369   27,644
*   Star Ferro and Cement, Ltd.........................   6,288    1,546
    State Bank of Bikaner & Jaipur.....................     887    4,257
    State Bank of India................................   6,398  155,842
    State Bank of India GDR............................   2,351  112,869
    Steel Authority of India, Ltd......................  32,423   33,117
*   Sterling Biotech, Ltd..............................  11,381    1,341
    Sterlite Technologies, Ltd.........................  15,181    5,167
    Strides Arcolab, Ltd...............................   6,009   36,205
*   Sun Pharma Advanced Research Co., Ltd..............  11,442   29,560
    Sun Pharmaceutical Industries, Ltd.................  13,022  122,384
    Sun TV Network, Ltd................................   7,669   44,138
    Supreme Industries, Ltd............................  13,945   95,129
*   Suzlon Energy, Ltd................................. 194,587   33,152
    Syndicate Bank.....................................  33,071   44,705
    Tata Chemicals, Ltd................................  15,664   65,804
    Tata Communications, Ltd...........................   9,010   39,668
    Tata Consultancy Services, Ltd.....................   4,166  148,226

                                     1381

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
INDIA -- (Continued)
    Tata Global Beverages, Ltd.........................    71,709 $   160,946
    Tata Motors, Ltd...................................   127,048     707,755
    Tata Power Co., Ltd................................    79,845      94,827
    Tata Steel, Ltd....................................    51,333     290,884
*   Tata Teleservices Maharashtra, Ltd.................    65,868       7,568
    Tech Mahindra, Ltd.................................    11,466     328,235
    Thermax, Ltd.......................................     3,559      35,888
    Timken India, Ltd..................................     1,690       4,395
    Titan Co., Ltd.....................................     9,863      34,719
    Torrent Pharmaceuticals, Ltd.......................     4,250      36,739
    Torrent Power, Ltd.................................    10,757      16,393
    Trent, Ltd.........................................       655      11,328
    Triveni Turbine, Ltd...............................    41,519      37,098
    Tube Investments of India, Ltd.....................    18,724      51,935
*   TV18 Broadcast, Ltd................................    35,160      11,404
    TVS Motor Co., Ltd.................................    34,636      42,807
    UCO Bank...........................................    28,541      30,209
    Ultratech Cement, Ltd..............................     4,462     121,995
    Unichem Laboratories, Ltd..........................     2,817       9,325
    Union Bank of India................................    29,326      50,760
*   Unitech, Ltd.......................................   275,150      55,467
    United Spirits, Ltd................................    14,414     568,480
    UPL, Ltd...........................................    47,856     144,460
*   Vardhman Special Steels, Ltd.......................       555         136
    Vardhman Textiles, Ltd.............................     2,777      15,955
    Videocon Industries, Ltd...........................    10,131      26,976
    Vijaya Bank........................................    34,615      20,394
    Voltas, Ltd........................................    27,567      46,723
    Welspun Corp., Ltd.................................    15,250      14,115
    Wipro, Ltd.........................................    23,693     216,784
    Wockhardt, Ltd.....................................     5,875      36,803
    Yes Bank, Ltd......................................    24,521     120,693
    Zee Entertainment Enterprises, Ltd.................    52,912     225,334
    Zensar Technologies, Ltd...........................     4,461      27,192
                                                                  -----------
TOTAL INDIA............................................            23,298,099
                                                                  -----------
INDONESIA -- (0.5%)
    Adaro Energy Tbk PT................................ 1,697,000     132,166
    Adhi Karya Persero Tbk PT..........................   247,500      36,084
    Agung Podomoro Land Tbk PT.........................   395,500       7,360
    AKR Corporindo Tbk PT..............................   357,000     129,161
    Alam Sutera Realty Tbk PT.......................... 1,969,500      82,331
    Aneka Tambang Persero Tbk PT....................... 1,060,000      88,975
    Arwana Citramulia Tbk PT...........................   200,000      12,271
    Asahimas Flat Glass Tbk PT.........................    86,500      50,295
    Astra Agro Lestari Tbk PT..........................    69,500     121,885
    Astra International Tbk PT.........................   723,500     380,663
*   Bakrie and Brothers Tbk PT......................... 5,212,000      21,343
*   Bakrie Sumatera Plantations Tbk PT................. 1,417,000       5,783
*   Bakrie Telecom Tbk PT.............................. 4,680,500       4,215
*   Bakrieland Development Tbk PT...................... 3,393,500      13,890
    Bank Bukopin Tbk PT................................   612,000      30,295
    Bank Central Asia Tbk PT...........................   256,000     207,788

                                     1382

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
INDONESIA -- (Continued)
    Bank Danamon Indonesia Tbk PT......................   560,263 $199,498
    Bank Mandiri Persero Tbk PT........................   681,409  483,328
    Bank Negara Indonesia Persero Tbk PT............... 1,030,120  369,398
*   Bank Pan Indonesia Tbk PT.......................... 1,316,000   72,024
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT...............................................   738,500   55,350
*   Bank Permata Tbk PT................................     1,500      155
    Bank Rakyat Indonesia Persero Tbk PT...............   630,500  430,871
    Bank Tabungan Negara Persero Tbk PT................   790,241   58,120
*   Bank Tabungan Pensiunan Nasional Tbk PT............    54,000   19,982
*   Barito Pacific Tbk PT..............................   293,000    8,852
*   Bayan Resources Tbk PT.............................    16,000   11,451
*   Benakat Integra Tbk PT.............................   398,500    3,490
*   Berlian Laju Tanker Tbk PT.........................   514,666       --
    Bisi International PT..............................   255,500   11,055
    Bumi Serpong Damai PT.............................. 1,396,000  165,290
    BW Plantation Tbk PT...............................   436,500   44,831
*   Central Proteinaprima Tbk PT....................... 4,938,500   20,211
    Charoen Pokphand Indonesia Tbk PT..................   659,000  222,300
    Ciputra Development Tbk PT......................... 2,037,576  142,290
    Ciputra Surya Tbk PT...............................   205,500   28,711
*   Citra Marga Nusaphala Persada Tbk PT...............   348,000   94,361
*   Darma Henwa Tbk PT................................. 3,062,000   12,539
*   Energi Mega Persada Tbk PT......................... 6,952,500   40,363
*   Exploitasi Energi Indonesia Tbk PT................. 1,212,500   25,073
    Gajah Tunggal Tbk PT...............................   407,500   63,060
    Global Mediacom Tbk PT............................. 1,408,500  212,782
    Gudang Garam Tbk PT................................    50,000  171,753
*   Hanson International Tbk PT........................   744,500   36,370
    Harum Energy Tbk PT................................   224,000   43,792
    Hexindo Adiperkasa Tbk PT..........................    75,000   21,125
    Holcim Indonesia Tbk PT............................   435,500   74,203
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............   490,500   51,515
    Indika Energy Tbk PT...............................   388,000   17,060
    Indo Tambangraya Megah Tbk PT......................    25,000   54,916
    Indocement Tunggal Prakarsa Tbk PT.................   121,500  223,097
    Indofood CBP Sukses Makmur Tbk PT..................    19,000   16,988
    Indofood Sukses Makmur Tbk PT......................   675,000  385,868
    Indosat Tbk PT.....................................    33,500   11,663
    Indosat Tbk PT ADR.................................     1,609   27,755
*   Inovisi Infracom Tbk PT............................     7,778      781
    Intiland Development Tbk PT........................ 1,083,000   28,685
    Japfa Comfeed Indonesia Tbk PT..................... 1,047,500  119,343
    Jasa Marga Persero Tbk PT..........................   239,500  101,005
    Kalbe Farma Tbk PT................................. 2,130,000  244,644
    Kawasan Industri Jababeka Tbk PT................... 4,401,605   73,546
*   Lippo Cikarang Tbk PT..............................   109,000   49,746
    Lippo Karawaci Tbk PT.............................. 4,932,250  383,895
    Malindo Feedmill Tbk PT............................    60,500   16,155
    Matahari Putra Prima Tbk PT........................   520,000   85,552
    Mayora Indah Tbk PT................................   124,833  277,287
    Medco Energi Internasional Tbk PT..................   325,000   63,613
    Media Nusantara Citra Tbk PT.......................   613,000  112,535
    Mitra Adiperkasa Tbk PT............................   169,000   75,700

                                     1383

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDONESIA -- (Continued)
    MNC Investama Tbk PT............................... 4,082,500 $  100,329
*   Nusantara Infrastructure Tbk PT....................   815,000     17,468
    Pabrik Kertas Tjiwi Kimia Tbk PT...................   156,500     23,055
    Pakuwon Jati Tbk PT................................ 2,408,000     60,281
*   Panin Financial Tbk PT............................. 4,108,500     74,909
    Pembangunan Perumahan Persero Tbk PT...............   475,000     52,497
    Perusahaan Gas Negara Persero Tbk PT...............   192,500     74,880
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................   647,500     87,425
*   Polychem Indonesia Tbk PT..........................   324,500      5,362
    Ramayana Lestari Sentosa Tbk PT....................   834,824     86,744
    Resource Alam Indonesia Tbk PT.....................    57,000      7,992
    Salim Ivomas Pratama Tbk PT........................   192,000     11,373
    Sampoerna Agro PT..................................   136,000     20,053
    Semen Indonesia Persero Tbk PT.....................   133,500    155,097
*   Sentul City Tbk PT................................. 5,742,000     72,792
*   Sugih Energy Tbk PT................................ 1,174,500     42,901
    Summarecon Agung Tbk PT............................ 3,131,000    244,935
    Surya Citra Media Tbk PT...........................   205,000     44,474
    Surya Semesta Internusa Tbk PT.....................   600,500     33,014
    Tambang Batubara Bukit Asam Persero Tbk PT.........   106,000     80,180
    Telekomunikasi Indonesia Persero Tbk PT............    35,000      6,490
    Telekomunikasi Indonesia Persero Tbk PT Sponsored
      ADR..............................................     3,700    134,199
    Tiga Pilar Sejahtera Food Tbk......................   669,000     85,140
    Timah Persero Tbk PT...............................   380,500     39,855
    Total Bangun Persada Tbk PT........................   164,500      9,101
*   Tower Bersama Infrastructure Tbk PT................   102,500     52,018
*   Trada Maritime Tbk PT..............................   441,000     59,493
*   Truba Alam Manunggal Engineering PT................ 2,841,000     11,634
    Tunas Baru Lampung Tbk PT..........................   326,500     12,347
    Tunas Ridean Tbk PT................................   537,500     26,535
    Unilever Indonesia Tbk PT..........................    34,000     79,907
    United Tractors Tbk PT.............................   188,924    297,658
    Vale Indonesia Tbk PT..............................   589,000    111,565
    Wijaya Karya Persero Tbk PT........................   754,500    119,953
    XL Axiata Tbk PT...................................   363,500    144,672
                                                                  ----------
TOTAL INDONESIA........................................            9,374,810
                                                                  ----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................    17,870     34,660
*   Anglo Irish Bank Corp. P.L.C.......................   114,377         --
*   Bank of Ireland.................................... 2,450,883    970,202
*   Bank of Ireland Sponsored ADR......................     1,400     23,786
    C&C Group P.L.C....................................    80,495    456,604
    CRH P.L.C..........................................    32,264    829,391
    CRH P.L.C. Sponsored ADR...........................    54,717  1,417,170
    Dragon Oil P.L.C...................................    53,618    509,574
    FBD Holdings P.L.C.................................     4,734    113,507
    Glanbia P.L.C......................................    11,025    160,050
    IFG Group P.L.C....................................     5,297     12,629
    Irish Continental Group P.L.C......................       408     15,250
*   Kenmare Resources P.L.C............................    77,286     22,891
    Kerry Group P.L.C. Class A.........................    14,315    962,834
    Kingspan Group P.L.C...............................    28,962    552,948

                                     1384

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
IRELAND -- (Continued)
    Paddy Power P.L.C..................................   3,677 $  289,977
    Smurfit Kappa Group P.L.C..........................  33,722    789,608
                                                                ----------
TOTAL IRELAND..........................................          7,161,081
                                                                ----------
ISRAEL -- (0.5%)
*   Africa Israel Investments, Ltd.....................  44,725     99,825
*   Africa Israel Properties, Ltd......................   1,443     22,363
*   Airport City, Ltd..................................   3,511     32,387
*   AL-ROV Israel, Ltd.................................   1,214     44,452
*   Allot Communications, Ltd..........................     931     15,000
    Amot Investments, Ltd..............................   7,009     20,826
*   AudioCodes, Ltd....................................   7,800     56,262
*   Azorim-Investment Development & Construction Co.,
      Ltd..............................................  10,744     10,120
    Azrieli Group......................................   9,944    313,291
    Bank Hapoalim BM................................... 200,597  1,041,646
*   Bank Leumi Le-Israel BM............................ 207,956    789,948
    Bayside Land Corp..................................     119     31,779
    Bezeq The Israeli Telecommunication Corp., Ltd..... 108,109    164,750
    Big Shopping Centers 2004, Ltd.....................     280     10,712
    Blue Square Real Estate, Ltd.......................     248      9,167
    Cellcom Israel, Ltd................................   4,883     60,989
*   Ceragon Networks, Ltd..............................   2,962      9,176
*   Clal Biotechnology Industries, Ltd.................   9,977     22,754
    Clal Insurance Enterprises Holdings, Ltd...........   5,758    104,160
    Delek Automotive Systems, Ltd......................   7,070     73,045
    Delek Group, Ltd...................................     760    271,155
    Delta-Galil Industries, Ltd........................   1,916     56,074
    Elbit Systems, Ltd.(M3760D101).....................     900     51,093
    Elbit Systems, Ltd.(6308913).......................   2,679    150,527
    Electra, Ltd.......................................     470     65,977
*   Elron Electronic Industries, Ltd...................   1,546     13,275
*   Equital, Ltd.......................................     537      7,957
*   Evogene, Ltd.......................................     952     16,872
*   EZchip Semiconductor, Ltd.(M4146Y108)..............   1,887     46,024
*   EZchip Semiconductor, Ltd.(6554998)................     586     14,527
    First International Bank Of Israel, Ltd............   8,214    130,113
    Formula Systems 1985, Ltd..........................   2,025     52,361
    Frutarom Industries, Ltd...........................   8,502    185,134
*   Gilat Satellite Networks, Ltd......................     760      3,542
*   Given Imaging, Ltd.................................   2,739     81,223
*   Hadera Paper, Ltd..................................     279     13,802
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  36,266    204,568
    Industrial Buildings Corp..........................   4,213      7,575
    Israel Chemicals, Ltd..............................  12,156     99,371
*   Israel Discount Bank, Ltd. Class A................. 205,024    351,599
    Ituran Location and Control, Ltd...................   3,383     73,894
*   Jerusalem Oil Exploration..........................   3,161    127,050
*   Kamada, Ltd........................................   1,185     17,996
    Matrix IT, Ltd.....................................   8,590     44,771
*   Mazor Robotics, Ltd................................   3,869     48,729
    Meitav DS Investments, Ltd.........................   1,297      4,124
    Melisron, Ltd......................................   3,598     93,654
    Menorah Mivtachim Holdings, Ltd....................   6,823     79,902

                                     1385

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
ISRAEL -- (Continued)
    Migdal Insurance & Financial Holding, Ltd..........    83,970 $  136,143
    Mivtach Shamir Holdings Ltd........................     1,032     35,107
    Mizrahi Tefahot Bank, Ltd..........................    35,717    434,993
*   Naphtha Israel Petroleum Corp., Ltd................     1,768     12,027
*   Neto ME Holdings, Ltd..............................       124      6,548
    NICE Systems, Ltd. Sponsored ADR...................     8,883    350,434
*   Nitsba Holdings 1995, Ltd..........................     4,222     61,992
*   Nova Measuring Instruments, Ltd....................     2,874     31,234
*   Oil Refineries, Ltd................................   234,905     67,141
    Ormat Industries...................................    19,684    129,469
    Osem Investments, Ltd..............................     3,323     73,799
*   Partner Communications Co., Ltd....................     4,388     37,588
*   Partner Communications Co., Ltd. ADR...............     1,600     13,672
    Paz Oil Co., Ltd...................................       770    114,106
    Phoenix Holdings, Ltd. (The).......................    20,145     70,439
    Plasson Industries, Ltd............................        42      1,507
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................       368     21,281
    Shikun & Binui, Ltd................................    33,554     78,237
    Shufersal, Ltd.....................................     7,747     29,300
    Strauss Group, Ltd.................................     4,340     76,170
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR.    47,826  2,134,474
*   Tower Semiconductor, Ltd...........................     4,323     26,329
*   Union Bank of Israel...............................     4,714     20,637
                                                                  ----------
TOTAL ISRAEL...........................................            9,208,168
                                                                  ----------
ITALY -- (1.9%)
    A2A SpA............................................   209,722    225,640
    ACEA SpA...........................................     8,786     96,567
    Aeroporto di Venezia Marco Polo SpA - SAVE.........     1,232     20,894
    Alerion Cleanpower SpA.............................     2,885     12,703
    Amplifon SpA.......................................    20,340    109,504
    Ansaldo STS SpA....................................     5,955     66,278
*   Arnoldo Mondadori Editore SpA......................    30,438     54,966
    Ascopiave SpA......................................     6,261     16,655
    Assicurazioni Generali SpA.........................    79,557  1,716,588
    Astaldi SpA........................................    10,298     97,921
    Atlantia SpA.......................................    16,838    382,977
*   Autogrill SpA......................................    12,573    115,116
    Azimut Holding SpA.................................    13,319    384,973
#*  Banca Carige SpA...................................   218,484    116,746
    Banca Generali SpA.................................     5,417    165,548
    Banca IFIS SpA.....................................     1,654     26,902
#*  Banca Monte dei Paschi di Siena SpA................ 1,285,743    291,426
*   Banca Piccolo Credito Valtellinese Scarl...........   124,706    201,348
*   Banca Popolare dell'Emilia Romagna SC..............    86,466    814,507
*   Banca Popolare dell'Etruria e del Lazio............     2,124      1,974
*   Banca Popolare di Milano Scarl.....................   735,065    443,478
    Banca Popolare di Sondrio Scarl....................    66,240    368,762
    Banca Profilo SpA..................................    61,003     20,186
    Banco di Desio e della Brianza SpA.................     7,525     26,473
#*  Banco Popolare.....................................   452,819    775,359
*   BasicNet SpA.......................................     9,483     27,731
    Brembo SpA.........................................     7,759    200,764

                                     1386

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
*   Brioschi Sviluppo Immobiliare SpA.................. 129,433 $   18,837
    Buzzi Unicem SpA...................................  17,976    327,544
    Cementir Holding SpA...............................  16,325     97,574
*   CIR-Compagnie Industriali Riunite SpA..............  95,822    138,161
*   CNH Industrial NV..................................  25,864    271,364
    Credito Bergamasco SpA.............................   1,348     27,485
    Credito Emiliano SpA...............................  19,642    160,436
    Danieli & C Officine Meccaniche SpA................   4,275    142,274
    Datalogic SpA......................................   2,581     27,746
    Davide Campari-Milano SpA..........................  36,106    287,635
    De'Longhi SpA......................................   5,495     90,219
    DiaSorin SpA.......................................   2,217     99,429
    Ei Towers SpA......................................   2,096    102,266
    Enel Green Power SpA............................... 144,312    363,716
    Enel SpA........................................... 122,254    556,407
    Engineering SpA....................................     937     57,966
    Eni SpA............................................  76,133  1,728,876
    Eni SpA Sponsored ADR..............................  35,048  1,591,179
    ERG SpA............................................  13,974    192,024
    Esprinet SpA.......................................   6,596     54,781
*   Eurotech SpA.......................................  11,463     30,725
*   Falck Renewables SpA...............................  39,924     74,751
#*  Fiat SpA........................................... 177,559  1,766,056
*   Finmeccanica SpA................................... 105,670    925,944
*   Fondiaria-Sai SpA.................................. 122,904    368,797
    Geox SpA...........................................  12,742     51,435
*   Gruppo Editoriale L'Espresso SpA...................  43,562     95,613
    Gtech Spa..........................................  11,013    335,213
    Hera SpA...........................................  91,718    211,480
*   IMMSI SpA..........................................  36,255     24,151
    Indesit Co. SpA....................................  11,542    157,261
    Industria Macchine Automatiche SpA.................   1,478     61,758
*   Intek Group SpA.................................... 131,121     57,516
    Interpump Group SpA................................  17,064    220,563
    Intesa Sanpaolo SpA................................ 823,245  2,218,776
    Intesa Sanpaolo SpA Sponsored ADR..................     200      3,240
    Iren SpA........................................... 108,074    152,771
    Italcementi SpA....................................  17,174    169,088
*   Italmobiliare SpA..................................   1,963     73,530
*   Juventus Football Club SpA......................... 149,340     45,129
*   Landi Renzo SpA....................................   9,013     15,250
    Luxottica Group SpA................................   1,046     55,430
    Luxottica Group SpA Sponsored ADR..................   2,300    120,911
    MARR SpA...........................................   3,171     50,058
*   Mediaset SpA....................................... 170,153    865,389
*   Mediobanca SpA..................................... 118,910  1,087,267
    Mediolanum SpA.....................................  29,726    255,395
    Nice SpA...........................................   1,842      6,942
    Parmalat SpA....................................... 139,282    463,121
#   Piaggio & C SpA....................................  25,772     78,793
*   Pininfarina SpA....................................   1,514      6,970
    Pirelli & C. SpA...................................  31,874    512,628
*   Prelios SpA........................................  16,550     13,140

                                     1387

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
ITALY -- (Continued)
    Prysmian SpA.......................................  16,588 $   404,982
*   RCS MediaGroup SpA.................................   1,319       2,706
    Recordati SpA......................................  15,638     244,204
    Reply SpA..........................................     882      67,433
#*  Retelit SpA........................................   5,709       4,989
    Sabaf SpA..........................................   1,349      22,572
*   Safilo Group SpA...................................   8,987     208,204
    Saipem SpA.........................................  11,514     269,602
*   Saras SpA..........................................  48,658      58,988
    Snam SpA...........................................  78,601     430,887
    Societa Cattolica di Assicurazioni S.c.r.l.........   9,954     250,612
    Societa Iniziative Autostradali e Servizi SpA......  13,130     130,951
    Sogefi SpA.........................................  11,540      62,193
    SOL SpA............................................  11,034      91,718
*   Sorin SpA..........................................  55,777     163,018
*   Telecom Italia Media SpA...........................  35,176       6,362
    Telecom Italia SpA................................. 733,354     814,397
    Telecom Italia SpA Sponsored ADR...................  48,868     540,969
    Tenaris SA ADR.....................................   8,006     356,107
    Terna Rete Elettrica Nazionale SpA................. 127,489     618,105
*   Tiscali SpA........................................  91,625       5,266
    Tod's SpA..........................................     719      98,113
    Trevi Finanziaria Industriale SpA..................  12,943     108,819
    UniCredit SpA...................................... 315,538   2,361,837
    Unione di Banche Italiane SCPA..................... 217,272   1,580,345
    Unipol Gruppo Finanziario SpA......................  56,973     325,049
    Vittoria Assicurazioni SpA.........................   8,898     110,954
*   World Duty Free SpA................................  12,573     182,858
*   Yoox SpA...........................................   4,630     175,100
    Zignago Vetro SpA..................................   1,366       9,630
                                                                -----------
TOTAL ITALY............................................          33,399,966
                                                                -----------
JAPAN -- (15.4%)
    77 Bank, Ltd. (The)................................  85,000     388,601
    A&D Co., Ltd.......................................   5,400      31,735
    ABC-Mart, Inc......................................   2,400     103,771
    Accordia Golf Co., Ltd.............................  22,400     292,848
    Achilles Corp......................................  43,000      60,641
    Adastria Holdings Co., Ltd.........................   1,440      37,806
    ADEKA Corp.........................................  25,200     277,265
    Aderans Co., Ltd...................................   7,900      84,528
    Advan Co., Ltd.....................................   3,500      39,434
    Advantest Corp.....................................   7,800      82,329
    Advantest Corp. ADR................................   3,900      41,574
    Aeon Co., Ltd......................................  54,100     674,575
    Aeon Delight Co., Ltd..............................   4,000      80,625
    Aeon Fantasy Co., Ltd..............................   3,700      56,062
    Aeon Mall Co., Ltd.................................   1,980      58,204
    Agrex, Inc.........................................     600       6,338
    Ahresty Corp.......................................   5,200      45,950
    Ai Holdings Corp...................................   8,200     110,088
    Aica Kogyo Co., Ltd................................   9,000     165,595
    Aichi Bank, Ltd. (The).............................   2,400     113,146

                                     1388

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Aichi Corp.........................................   8,300 $ 35,867
    Aichi Steel Corp...................................  33,000  132,676
    Aichi Tokei Denki Co., Ltd.........................   7,000   20,256
    Aida Engineering, Ltd..............................  17,000  189,028
    Ain Pharmaciez, Inc................................   2,100  103,611
    Aiphone Co., Ltd...................................   3,300   53,960
    Air Water, Inc.....................................  28,000  412,628
    Airport Facilities Co., Ltd........................  10,300   80,650
    Aisan Industry Co., Ltd............................  10,600   98,145
    Aisin Seiki Co., Ltd...............................  12,600  463,938
    Aizawa Securities Co., Ltd.........................   8,700   71,031
    Ajinomoto Co., Inc.................................  66,000  931,456
    Akebono Brake Industry Co., Ltd....................  13,500   62,895
    Akita Bank, Ltd. (The).............................  47,000  125,117
    Alconix Corp.......................................   2,100   45,504
    Alfresa Holdings Corp..............................  10,900  619,327
    Allied Telesis Holdings KK.........................  38,200   37,553
    Alpen Co., Ltd.....................................   4,500   82,810
    Alpha Systems, Inc.................................   1,080   14,054
    Alpine Electronics, Inc............................  11,100  155,411
*   Alps Electric Co., Ltd.............................  45,300  592,083
    Alps Logistics Co., Ltd............................   2,200   23,255
    Altech Corp........................................     300    2,906
    Amada Co., Ltd.....................................  87,000  703,901
    Amano Corp.........................................  18,800  195,655
    Amiyaki Tei Co., Ltd...............................   1,300   43,199
    Amuse, Inc.........................................   1,000   19,899
    ANA Holdings, Inc..................................  51,000  108,086
    Anest Iwata Corp...................................   5,000   31,427
    Anritsu Corp.......................................  18,000  197,317
    AOI Electronic Co., Ltd............................   1,100   18,743
    AOKI Holdings, Inc.................................   8,000  132,723
    Aomori Bank, Ltd. (The)............................  51,000  133,845
    Aoyama Trading Co., Ltd............................  14,700  377,152
    Aozora Bank, Ltd...................................  85,000  242,237
    Arakawa Chemical Industries, Ltd...................   3,900   34,386
    Arata Corp.........................................   3,000    9,756
    Arcland Sakamoto Co., Ltd..........................   5,400   91,011
    Arcs Co., Ltd......................................   7,500  140,020
    Argo Graphics, Inc.................................     700   11,928
    Ariake Japan Co., Ltd..............................   3,200   81,682
    Arisawa Manufacturing Co., Ltd.....................   7,400   41,315
*   Arrk Corp..........................................   6,600   17,193
    Artnature, Inc.....................................     300    8,414
    As One Corp........................................   4,200   95,545
    Asahi Co., Ltd.....................................   2,000   27,204
    Asahi Diamond Industrial Co., Ltd..................  14,400  153,037
    Asahi Glass Co., Ltd............................... 155,000  876,845
    Asahi Group Holdings, Ltd..........................  12,200  331,768
    Asahi Holdings, Inc................................   5,700  106,522
    Asahi Kasei Corp................................... 102,000  771,832
    Asahi Kogyosha Co., Ltd............................   6,000   22,634
    Asahi Organic Chemicals Industry Co., Ltd..........  15,000   31,713

                                     1389

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Asanuma Corp.......................................   9,000 $ 13,182
    Asatsu-DK, Inc.....................................   7,700  178,023
    Asax Co., Ltd......................................     100    1,357
*   Ashimori Industry Co., Ltd.........................   8,000   10,412
    Asics Corp.........................................   5,000   86,359
    ASKA Pharmaceutical Co., Ltd.......................   6,000   47,620
    ASKUL Corp.........................................   2,300   87,958
    Astellas Pharma, Inc...............................   5,600  346,069
    Asunaro Aoki Construction Co., Ltd.................   2,000   11,053
    Atom Corp..........................................   3,700   19,409
    Autobacs Seven Co., Ltd............................  15,900  256,704
    Avex Group Holdings, Inc...........................   5,800  132,361
    Awa Bank, Ltd. (The)...............................  58,000  280,617
    Axell Corp.........................................   2,500   42,510
    Axial Retailing, Inc...............................   2,200   32,226
    Azbil Corp.........................................  12,500  295,604
    Bando Chemical Industries, Ltd.....................  25,000   98,522
    Bank of Iwate, Ltd. (The)..........................   4,000  177,873
    Bank of Kyoto, Ltd. (The)..........................  61,000  485,899
    Bank of Nagoya, Ltd. (The).........................  38,000  124,054
    Bank of Okinawa, Ltd. (The)........................   5,500  201,572
    Bank of Saga, Ltd. (The)...........................  33,000   71,291
    Bank of the Ryukyus, Ltd...........................  10,100  126,854
    Bank of Yokohama, Ltd. (The)....................... 176,000  884,695
    Belc Co., Ltd......................................   3,600   64,745
    Belluna Co., Ltd...................................  11,900   57,163
    Benefit One, Inc...................................     200    1,811
    Benesse Holdings, Inc..............................   3,200  126,063
    Best Bridal, Inc...................................   2,000   11,905
*   Best Denki Co., Ltd................................  13,000   18,630
    Bic Camera, Inc....................................     197  114,784
    BML, Inc...........................................   2,200   74,589
    Bookoff Corp.......................................   3,500   24,105
    Bridgestone Corp...................................  23,200  832,934
    Brother Industries, Ltd............................  45,100  567,084
    Bunka Shutter Co., Ltd.............................  20,000  122,288
    C Uyemura & Co., Ltd...............................     600   28,122
    Calbee, Inc........................................   1,900   43,838
    Calsonic Kansei Corp...............................  34,000  169,034
    Can Do Co., Ltd....................................   1,100   16,229
    Canon Electronics, Inc.............................   5,300  101,035
    Canon Marketing Japan, Inc.........................  14,100  180,442
    Canon, Inc.........................................  18,500  540,400
    Canon, Inc. Sponsored ADR..........................   9,399  274,169
    Capcom Co., Ltd....................................   4,100   80,081
*   Carlit Holdings Co., Ltd...........................     700    3,258
    Casio Computer Co., Ltd............................  41,200  445,164
    Cawachi, Ltd.......................................   5,200   98,629
    Central Glass Co., Ltd.............................  64,000  201,254
    Central Japan Railway Co...........................   2,700  295,864
    Central Sports Co., Ltd............................     400    6,068
    Century Tokyo Leasing Corp.........................   9,800  285,433
    Chiba Bank, Ltd. (The)............................. 113,000  715,078

                                     1390

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
*   Chiba Kogyo Bank, Ltd. (The).......................  13,800 $ 95,167
    Chino Corp.........................................   5,000   10,784
    Chiyoda Co., Ltd...................................   4,900   96,250
    Chiyoda Corp.......................................  14,000  215,215
    Chiyoda Integre Co., Ltd...........................   3,700   70,686
    Chori Co., Ltd.....................................   3,500   39,393
    Chubu Electric Power Co., Inc......................  23,500  278,522
    Chubu Shiryo Co., Ltd..............................   6,000   33,006
    Chuetsu Pulp & Paper Co., Ltd......................  20,000   41,586
    Chugai Pharmaceutical Co., Ltd.....................   2,800   63,517
    Chugai Ro Co., Ltd.................................  14,000   33,940
    Chugoku Bank, Ltd. (The)...........................  40,300  496,066
    Chugoku Electric Power Co., Inc. (The).............  11,400  147,961
    Chugoku Marine Paints, Ltd.........................  16,000   86,680
    Chukyo Bank, Ltd. (The)............................  26,000   44,581
*   Chuo Denki Kogyo Co., Ltd..........................   5,100   16,730
    Chuo Spring Co., Ltd...............................   4,000   11,789
    Citizen Holdings Co., Ltd..........................  67,700  527,209
    CKD Corp...........................................  19,600  198,551
#*  Clarion Co., Ltd...................................  28,000   40,219
    Cleanup Corp.......................................   5,100   44,319
    CMIC Holdings Co., Ltd.............................   2,000   25,880
    CMK Corp...........................................  11,500   28,556
    Coca-Cola East Japan Co., Ltd......................   9,418  231,429
    Coca-Cola West Co., Ltd............................  17,000  333,126
    Cocokara fine, Inc.................................   4,300  106,023
    Colowide Co., Ltd..................................   6,000   63,196
    Computer Engineering & Consulting, Ltd.............   6,400   41,753
    COMSYS Holdings Corp...............................  23,600  342,297
    CONEXIO Corp.......................................     200    1,635
*   COOKPAD, Inc.......................................     300    9,786
    Corona Corp........................................   2,600   28,101
    Cosel Co., Ltd.....................................   5,000   57,236
*   Cosmo Oil Co., Ltd................................. 178,000  331,950
*   Cosmos Initia Co., Ltd.............................   2,200   11,087
    Cosmos Pharmaceutical Corp.........................     900  112,592
    CREATE SD HOLDINGS Co., Ltd........................   1,600   53,659
    Credit Saison Co., Ltd.............................  23,000  562,285
    CTI Engineering Co., Ltd...........................     500    5,188
    Dai Nippon Printing Co., Ltd.......................  88,000  868,651
    Dai Nippon Toryo Co., Ltd..........................  43,000   67,999
    Dai-Dan Co., Ltd...................................   9,000   47,213
    Dai-ichi Life Insurance Co., Ltd. (The)............  66,500  997,845
    Dai-ichi Seiko Co., Ltd............................   3,500   41,896
    Daibiru Corp.......................................  10,600  119,829
    Daicel Corp........................................  70,000  561,318
    Daido Kogyo Co., Ltd...............................  11,553   37,152
    Daido Metal Co., Ltd...............................   9,000   96,314
    Daido Steel Co., Ltd...............................  68,000  338,121
    Daidoh, Ltd........................................   4,000   26,866
*   Daiei, Inc. (The)..................................  27,800   80,514
    Daifuku Co., Ltd...................................  21,000  248,585
    Daihatsu Diesel Manufacturing Co., Ltd.............   3,000   21,089

                                     1391

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Daihatsu Motor Co., Ltd............................  21,300 $  332,195
    Daihen Corp........................................  31,000    137,080
    Daiho Corp.........................................   8,000     29,141
*   Daiichi Chuo KK....................................  24,000     25,293
    Daiichi Jitsugyo Co., Ltd..........................  12,000     54,642
    Daiichi Sankyo Co., Ltd............................  37,100    618,375
    Daiichikosho Co., Ltd..............................   4,700    146,502
    Daiken Corp........................................  20,000     51,306
    Daiki Aluminium Industry Co., Ltd..................  10,000     26,112
    Daikin Industries, Ltd.............................   7,000    401,518
    Daiko Clearing Services Corp.......................     400      3,207
    Daikoku Denki Co., Ltd.............................   2,100     49,917
    Daikokutenbussan Co., Ltd..........................   1,800     49,741
    Daikyo, Inc........................................  72,000    174,981
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  15,000     67,044
*   Dainippon Screen Manufacturing Co., Ltd............  20,000     94,231
    Dainippon Sumitomo Pharma Co., Ltd.................  17,600    298,988
    Daio Paper Corp....................................  21,000    180,339
    Daisan Bank, Ltd. (The)............................  34,000     57,737
    Daiseki Co., Ltd...................................   9,100    167,497
    Daishi Bank, Ltd. (The)............................  85,000    304,238
    Daishinku Corp.....................................   6,000     25,502
    Daiso Co., Ltd.....................................  15,000     53,739
    Daisyo Corp........................................   2,500     31,544
    Daito Bank, Ltd. (The).............................  19,000     20,613
    Daito Pharmaceutical Co., Ltd......................   1,100     16,459
    Daito Trust Construction Co., Ltd..................   2,800    264,485
    Daiwa House Industry Co., Ltd......................  46,000    872,527
    Daiwa Securities Group, Inc........................ 212,000  1,966,174
    Daiwabo Holdings Co., Ltd..........................  55,000    107,848
    DC Co., Ltd........................................   3,800     22,948
    DCM Holdings Co., Ltd..............................  18,300    122,631
#   Dena Co., Ltd......................................   7,300    140,180
    Denki Kagaku Kogyo KK.............................. 109,000    418,026
    Denki Kogyo Co., Ltd...............................   5,000     32,332
    Denso Corp.........................................  16,200    833,142
    Dentsu, Inc........................................  12,200    478,563
    Denyo Co., Ltd.....................................   5,400     73,497
    Descente, Ltd......................................  11,000     72,149
    DIC Corp........................................... 101,000    287,237
    Disco Corp.........................................   2,700    188,102
    DKS Co., Ltd.......................................   6,000     18,858
    DMG Mori Seiki Co., Ltd............................  21,000    366,907
    Don Quijote Holdings Co., Ltd......................   2,200    134,846
    Doshisha Co., Ltd..................................   6,000     80,312
    Doutor Nichires Holdings Co., Ltd..................   6,300    108,118
    Dowa Holdings Co., Ltd.............................  33,000    297,124
    Dr Ci:Labo Co., Ltd................................     700     21,133
    DTS Corp...........................................   4,500     84,945
    Dunlop Sports Co., Ltd.............................   3,300     41,204
    Duskin Co., Ltd....................................  11,700    223,594
    Dwango Co., Ltd....................................   4,400    109,830
    Eagle Industry Co., Ltd............................   6,000     97,697

                                     1392

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Earth Chemical Co., Ltd............................     200 $    6,723
    East Japan Railway Co..............................   6,700    494,868
    Ebara Corp.........................................  83,000    530,878
    Ebara Jitsugyo Co., Ltd............................     200      2,586
    EDION Corp.........................................  26,100    145,586
    Ehime Bank, Ltd. (The).............................  33,000     70,596
    Eidai Co., Ltd.....................................   7,000     41,881
    Eighteenth Bank, Ltd. (The)........................  39,000     85,680
    Eiken Chemical Co., Ltd............................   6,200    112,311
    Eisai Co., Ltd.....................................   4,200    160,534
    Eizo Corp..........................................   5,800    145,900
    Elecom Co., Ltd....................................   3,700     53,320
    Electric Power Development Co., Ltd................   4,600    136,282
    Elematec Corp......................................   1,652     28,454
    Emori & Co., Ltd...................................   2,500     51,337
    en-japan, Inc......................................     300      6,826
    Endo Lighting Corp.................................   3,500     63,041
    Enplas Corp........................................   3,500    233,072
*   Enshu, Ltd.........................................   3,000      4,201
    EPS Corp...........................................      36     41,825
    Excel Co., Ltd.....................................   1,900     23,187
    Exedy Corp.........................................   9,700    304,657
    Ezaki Glico Co., Ltd...............................  19,000    253,834
    F-Tech, Inc........................................   1,300     18,160
    Faith, Inc.........................................     760      7,921
    FALCO SD HOLDINGS Co., Ltd.........................     500      6,235
    FamilyMart Co., Ltd................................   2,500    112,704
    Fancl Corp.........................................  11,500    126,308
    FANUC Corp.........................................   2,000    324,119
    Fast Retailing Co., Ltd............................     700    254,645
    FCC Co., Ltd.......................................   8,700    166,767
#*  FDK Corp...........................................  21,000     31,538
    Felissimo Corp.....................................     600      5,867
    Ferrotec Corp......................................  13,000     83,225
    FIDEA Holdings Co., Ltd............................  25,800     49,855
    Fields Corp........................................   2,100     40,163
    Foster Electric Co., Ltd...........................   4,700     75,667
    FP Corp............................................   1,900    118,476
    France Bed Holdings Co., Ltd.......................  27,000     51,265
*   Fudo Tetra Corp....................................  19,500     31,782
    Fuji Co. Ltd/Ehime.................................   3,500     58,523
    Fuji Corp., Ltd....................................   4,000     27,622
    Fuji Electric Co., Ltd............................. 120,000    519,859
    Fuji Electronics Co., Ltd..........................   1,500     20,626
    Fuji Furukawa Engineering & Construction Co., Ltd..   1,000      2,847
    Fuji Heavy Industries, Ltd.........................  76,000  2,071,875
    Fuji Kiko Co., Ltd.................................   4,000     13,978
    Fuji Kyuko Co., Ltd................................   6,000     49,633
    Fuji Media Holdings, Inc...........................   9,400    175,750
    Fuji Oil Co. Ltd/Osaka.............................  16,300    240,572
    Fuji Oil Co., Ltd..................................  10,500     34,426
    Fuji Pharma Co., Ltd...............................   1,300     23,412
    Fuji Seal International, Inc.......................   5,800    192,605

                                     1393

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Fuji Soft, Inc.....................................   5,200 $  120,937
    Fujibo Holdings, Inc...............................  23,000     47,658
    Fujicco Co., Ltd...................................   6,000     68,431
    FUJIFILM Holdings Corp.............................  36,800  1,072,423
    Fujikura Kasei Co., Ltd............................   5,300     30,296
    Fujikura, Ltd......................................  97,000    449,806
    Fujimi, Inc........................................   4,600     56,630
    Fujimori Kogyo Co., Ltd............................   2,700     62,621
    Fujitec Co., Ltd...................................  16,000    196,762
    Fujitsu Frontech, Ltd..............................   5,600     78,743
    Fujitsu General, Ltd...............................   7,000     83,286
*   Fujitsu, Ltd....................................... 250,500  1,400,317
    FuKoKu Co., Ltd....................................   1,400     13,937
    Fukuda Corp........................................   3,000     12,819
    Fukui Bank, Ltd. (The).............................  50,000    113,960
    Fukuoka Financial Group, Inc....................... 123,400    514,161
    Fukushima Bank, Ltd. (The).........................  51,000     43,791
    Fukushima Industries Corp..........................   2,700     42,285
    Fukuyama Transporting Co., Ltd.....................  39,000    210,947
    Funai Consulting, Inc..............................   3,700     28,987
    Furukawa Co., Ltd..................................  73,000    144,754
    Furukawa Electric Co., Ltd......................... 176,000    430,634
    Furuno Electric Co., Ltd...........................   5,900     42,549
    Furusato Industries, Ltd...........................   1,500     17,340
    Furuya Metal Co., Ltd..............................     100      2,075
    Fuso Pharmaceutical Industries, Ltd................  14,000     47,080
*   Futaba Industrial Co., Ltd.........................  16,700     63,437
    Fuyo General Lease Co., Ltd........................   3,100    107,554
    G-Tekt Corp........................................   2,100     62,484
    Gakken Holdings Co., Ltd...........................  21,000     61,414
    Gecoss Corp........................................   3,400     31,290
    Geo Holdings Corp..................................  12,700    120,564
    GLOBERIDE, Inc.....................................  28,000     40,313
    Glory, Ltd.........................................  15,800    391,601
    GMO internet, Inc..................................   7,900     96,350
    Godo Steel, Ltd....................................  32,000     54,258
    Goldcrest Co., Ltd.................................   6,610    161,630
    Goldwin, Inc.......................................  13,000     58,273
#   Gourmet Kineya Co., Ltd............................   3,000     21,513
#   Gree, Inc..........................................  13,300    130,869
    GS Yuasa Corp......................................  63,000    327,156
#   GSI Creos Corp.....................................  29,000     44,754
    Gulliver International Co., Ltd....................  13,700     97,834
    Gun-Ei Chemical Industry Co., Ltd..................  10,000     42,062
*   GungHo Online Entertainment, Inc...................   6,000     37,074
    Gunma Bank, Ltd. (The).............................  94,000    497,445
    Gunze, Ltd.........................................  39,000    101,387
    Gurunavi, Inc......................................     600     16,877
    H-One Co., Ltd.....................................   3,700     37,800
    H2O Retailing Corp.................................  30,000    245,435
    Hachijuni Bank, Ltd. (The).........................  98,000    541,145
#   Hagihara Industries, Inc...........................     500      6,692
    Hakudo Co., Ltd....................................   2,800     26,075

                                     1394

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Hakuhodo DY Holdings, Inc..........................  42,700 $  344,912
    Hakuto Co., Ltd....................................   5,400     53,491
    Hamakyorex Co., Ltd................................   2,400     70,135
    Hamamatsu Photonics KK.............................   5,500    230,736
    Hankyu Hanshin Holdings, Inc....................... 122,000    617,356
    Hanwa Co., Ltd.....................................  54,000    278,377
    Happinet Corp......................................   5,000     44,554
    Hard Off Corp. Co., Ltd............................     700      6,041
    Harima Chemicals Group, Inc........................     700      3,148
*   Haseko Corp........................................  34,200    254,571
    Hazama Ando Corp...................................  41,220    144,780
    Heiwa Corp.........................................   8,200    145,290
    Heiwa Real Estate Co., Ltd.........................  10,500    160,605
    Heiwado Co., Ltd...................................   9,300    128,345
    HI-LEX Corp........................................   1,500     35,687
    Hibiya Engineering, Ltd............................   6,000     69,191
    Hiday Hidaka Corp..................................   2,880     69,340
    Higashi Nihon House Co., Ltd.......................   7,000     31,729
    Higashi-Nippon Bank, Ltd. (The)....................  31,000     79,214
    Higo Bank, Ltd. (The)..............................  45,000    234,605
    Hikari Tsushin, Inc................................   4,000    332,838
    Hino Motors, Ltd...................................  13,000    189,174
    Hioki EE Corp......................................   2,200     30,009
    Hiroshima Bank, Ltd. (The)......................... 130,000    525,003
    Hisaka Works, Ltd..................................   3,000     29,536
    Hisamitsu Pharmaceutical Co., Inc..................   1,500     67,485
    Hitachi Capital Corp...............................  11,100    276,296
    Hitachi Chemical Co., Ltd..........................  17,500    250,930
    Hitachi Construction Machinery Co., Ltd............  13,400    255,974
    Hitachi High-Technologies Corp.....................  12,800    293,102
    Hitachi Koki Co., Ltd..............................  17,900    126,512
    Hitachi Kokusai Electric, Inc......................  10,000    131,365
    Hitachi Metals, Ltd................................  22,010    346,731
    Hitachi Transport System, Ltd......................  12,600    200,130
    Hitachi Zosen Corp.................................  33,100    237,953
    Hitachi, Ltd....................................... 144,000  1,097,769
    Hitachi, Ltd. ADR..................................  10,080    772,632
    Hodogaya Chemical Co., Ltd.........................   8,000     15,484
    Hogy Medical Co., Ltd..............................   2,700    139,570
*   Hokkaido Electric Power Co., Inc...................  21,100    220,752
    Hokkaido Gas Co., Ltd..............................   7,000     18,877
    Hokkan Holdings, Ltd...............................  15,000     47,007
    Hokko Chemical Industry Co., Ltd...................   7,000     23,398
    Hokkoku Bank, Ltd. (The)...........................  69,000    229,430
    Hokuetsu Bank, Ltd. (The)..........................  58,000    113,299
    Hokuetsu Kishu Paper Co., Ltd......................  33,000    143,745
    Hokuhoku Financial Group, Inc...................... 276,000    522,953
    Hokuriku Electric Industry Co., Ltd................  15,000     23,037
    Hokuriku Electric Power Co.........................  14,300    174,277
    Hokuto Corp........................................   5,300     97,530
    Honda Motor Co., Ltd...............................  64,500  2,417,663
    Honda Motor Co., Ltd. Sponsored ADR................  37,467  1,405,387
    Honeys Co., Ltd....................................   2,170     19,331

                                     1395

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
#   Hoosiers Holdings Co., Ltd.........................   4,800 $   31,616
    Horiba, Ltd........................................   8,200    296,857
    Hoshizaki Electric Co., Ltd........................   4,100    145,813
    Hosiden Corp.......................................   4,600     23,062
    Hosokawa Micron Corp...............................   5,000     31,194
    House Foods Group, Inc.............................  17,300    259,011
    Howa Machinery, Ltd................................   4,600     36,852
    Hoya Corp..........................................  16,300    450,431
    Hyakugo Bank, Ltd. (The)...........................  60,000    241,822
    Hyakujushi Bank, Ltd. (The)........................  66,000    215,062
    Ibiden Co., Ltd....................................  28,600    524,192
    IBJ Leasing Co., Ltd...............................   3,700     96,606
    Ichibanya Co., Ltd.................................     500     18,108
    Ichigo Group Holdings Co., Ltd.....................   6,400     18,594
*   Ichikoh Industries, Ltd............................   6,000      9,133
    ICHINEN HOLDINGS Co., Ltd..........................   1,900     15,000
    Ichiyoshi Securities Co., Ltd......................   5,000     75,885
    Idec Corp..........................................   6,400     55,791
    Idemitsu Kosan Co., Ltd............................  14,000    310,613
    Ihara Chemical Industry Co., Ltd...................  11,000     78,222
    IHI Corp........................................... 115,000    521,478
*   Iida Group Holdings Co., Ltd.......................  20,916    370,952
    Iino Kaiun Kaisha, Ltd.............................  18,300    100,005
*   IJT Technology Holdings Co., Ltd...................   3,000     15,060
    Imasen Electric Industrial.........................   3,000     41,604
    Imperial Hotel, Ltd................................   1,100     25,041
    Inaba Denki Sangyo Co., Ltd........................   5,800    184,130
    Inaba Seisakusho Co., Ltd..........................   1,600     18,882
    Inabata & Co., Ltd.................................  12,900    143,307
    Inageya Co., Ltd...................................   5,200     50,411
    Ines Corp..........................................   8,100     59,562
    Infocom Corp.......................................   4,900     41,797
    Information Services International-Dentsu, Ltd.....   3,600     38,708
    Innotech Corp......................................   2,100      9,933
    Intage Holdings Inc................................   3,800     51,028
    Internet Initiative Japan, Inc.....................   3,000     73,655
    Inui Warehouse Co., Ltd............................   1,800     16,224
    Iriso Electronics Co., Ltd.........................   1,000     45,814
    Ise Chemical Corp..................................   3,000     24,290
    Iseki & Co., Ltd...................................  37,000    102,975
    Isetan Mitsukoshi Holdings, Ltd....................  50,600    640,103
*   Ishihara Sangyo Kaisha, Ltd........................  73,000     84,743
    Isuzu Motors, Ltd..................................  82,000    485,422
    IT Holdings Corp...................................  18,700    309,316
    Ito En, Ltd........................................   3,400     73,228
    ITOCHU Corp........................................  85,300  1,042,133
    Itochu Enex Co., Ltd...............................  13,500     79,023
    Itochu Techno-Solutions Corp.......................   5,600    230,586
    Itochu-Shokuhin Co., Ltd...........................     900     29,814
    Itoham Foods, Inc..................................  44,000    196,977
    Itoki Corp.........................................  10,000     59,020
    Iwai Cosmo Holdings, Inc...........................   3,300     42,471
*   Iwasaki Electric Co., Ltd..........................  16,000     31,948

                                     1396

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Iwatani Corp.......................................  39,000 $224,639
    Iyo Bank, Ltd. (The)...............................  57,543  537,925
    Izumi Co., Ltd.....................................   6,200  187,725
    Izumiya Co., Ltd...................................  15,000   65,875
*   Izutsuya Co., Ltd..................................   9,000    7,438
    J Front Retailing Co., Ltd.........................  62,000  413,281
    J-Oil Mills, Inc...................................  27,000   74,876
    Jalux, Inc.........................................     800    9,236
    Jamco Corp.........................................   2,000   32,366
*   Janome Sewing Machine Co., Ltd.....................  51,000   43,605
    Japan Airport Terminal Co., Ltd....................   9,100  182,351
    Japan Aviation Electronics Industry, Ltd...........  12,000  181,835
    Japan Cash Machine Co., Ltd........................   4,900   92,665
    Japan Digital Laboratory Co., Ltd..................   4,700   70,079
    Japan Drilling Co., Ltd............................     800   40,719
    Japan Electronic Materials Corp....................   2,100    9,364
    Japan Exchange Group, Inc..........................   4,100   99,057
    Japan Pulp & Paper Co., Ltd........................  19,000   60,062
*   Japan Radio Co., Ltd...............................  23,000   78,199
    Japan Steel Works, Ltd. (The)......................  52,000  256,873
    Japan Tobacco, Inc.................................  16,800  518,606
    Japan Transcity Corp...............................  15,000   47,172
    Japan Vilene Co., Ltd..............................  10,000   62,832
    Japan Wool Textile Co., Ltd. (The).................  13,000   93,495
    JBCC Holdings, Inc.................................   2,800   21,514
    JCU Corp...........................................     100    5,640
    Jeol, Ltd..........................................  17,000   78,555
    JFE Holdings, Inc..................................  39,632  821,274
    JGC Corp...........................................   5,000  188,561
    Jimoto Holdings, Inc...............................   7,000   13,739
    JK Holdings Co., Ltd...............................     700    3,933
    JMS Co., Ltd.......................................   5,000   14,181
*   Joban Kosan Co., Ltd...............................   9,000   13,769
    Joshin Denki Co., Ltd..............................  11,000   83,532
    Jowa Holdings Co., Ltd.............................   1,400   45,347
    Joyo Bank, Ltd. (The)..............................  99,000  468,611
    JP-Holdings, Inc...................................   7,700   34,105
    JSP Corp...........................................   6,600   97,276
    JSR Corp...........................................  18,500  329,424
    JTEKT Corp.........................................  35,700  525,617
*   Juki Corp..........................................  31,000   60,830
    Juroku Bank, Ltd. (The)............................  82,000  284,797
*   Justsystems Corp...................................   8,400   71,546
    JVC Kenwood Corp...................................  28,100   52,968
    JX Holdings, Inc................................... 184,768  890,708
*   K&O Energy Group, Inc..............................   3,000   43,457
    K's Holdings Corp..................................  11,780  313,498
    kabu.com Securities Co., Ltd.......................   5,900   32,414
    Kadokawa Corp......................................   5,800  186,856
    Kaga Electronics Co., Ltd..........................   5,000   61,565
    Kagome Co., Ltd....................................  13,000  215,038
    Kagoshima Bank, Ltd. (The).........................  45,000  269,420
    Kajima Corp........................................  86,000  316,820

                                     1397

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kakaku.com, Inc....................................   8,800 $166,398
    Kaken Pharmaceutical Co., Ltd......................   9,000  144,167
    Kakiyasu Honten Co., Ltd...........................   1,200   18,499
    Kameda Seika Co., Ltd..............................   2,500   74,912
    Kamei Corp.........................................   7,000   52,384
    Kamigumi Co., Ltd..................................  56,000  501,572
    Kanagawa Chuo Kotsu Co., Ltd.......................   7,000   34,407
    Kanamoto Co., Ltd..................................   8,000  206,676
    Kandenko Co., Ltd..................................  28,000  142,691
    Kaneka Corp........................................  71,000  439,105
    Kanematsu Corp..................................... 115,000  197,893
    Kanematsu Electronics, Ltd.........................   3,200   42,202
*   Kansai Electric Power Co., Inc. (The)..............  26,000  279,543
    Kansai Paint Co., Ltd..............................  27,000  364,703
    Kansai Urban Banking Corp..........................  60,000   72,602
#*  Kanto Denka Kogyo Co., Ltd.........................  12,000   27,919
    Kao Corp...........................................   7,700  244,104
*   Kappa Create Holdings Co., Ltd.....................   1,450   28,216
    Kasai Kogyo Co., Ltd...............................   7,000   47,964
    Kasumi Co., Ltd....................................   9,600   63,485
    Katakura Industries Co., Ltd.......................   8,100   90,623
    Kato Sangyo Co., Ltd...............................   5,700  102,999
    Kato Works Co., Ltd................................  15,000   88,398
    KAWADA TECHNOLOGIES, Inc...........................   2,400   58,653
    Kawai Musical Instruments
       Manufacturing Co., Ltd..........................  21,000   37,210
    Kawasaki Heavy Industries, Ltd..................... 150,000  648,713
    Kawasaki Kisen Kaisha, Ltd......................... 245,000  571,095
    Kawasumi Laboratories, Inc.........................   1,000    6,193
    KDDI Corp..........................................  11,500  633,215
    Keihan Electric Railway Co., Ltd...................  67,000  253,340
    Keihanshin Building Co., Ltd.......................  12,700   65,240
    Keihin Co. Ltd/Minato-Ku Tokyo Japan...............   5,000    8,011
    Keihin Corp........................................  13,300  197,250
    Keikyu Corp........................................  19,000  149,973
    Keio Corp..........................................  24,000  153,803
    Keisei Electric Railway Co., Ltd...................  26,000  230,136
    Keiyo Bank, Ltd. (The).............................  60,000  260,041
    Keiyo Co., Ltd.....................................   6,000   27,501
*   Kenedix, Inc.......................................  54,500  217,623
    Kewpie Corp........................................  17,800  253,408
    KEY Coffee, Inc....................................   5,200   79,297
    Keyence Corp.......................................     452  185,597
    Kikkoman Corp......................................  23,000  408,415
    Kimoto Co., Ltd....................................   4,600   35,630
    Kinden Corp........................................  13,000  126,780
    Kintetsu Corp......................................  66,000  226,923
    Kintetsu World Express, Inc........................   3,500  138,924
    Kinugawa Rubber Industrial Co., Ltd................  14,000   67,489
    Kirin Holdings Co., Ltd............................  59,940  815,167
    Kisoji Co., Ltd....................................   2,100   38,716
    Kita-Nippon Bank, Ltd. (The).......................   1,700   40,470
    Kitagawa Iron Works Co., Ltd.......................  27,000   49,538
    Kitano Construction Corp...........................  11,000   27,654

                                     1398

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Kito Corp..........................................   2,300 $ 44,242
    Kitz Corp..........................................  25,900  120,783
*   Kiyo Bank Ltd (The)................................  15,700  206,526
*   KNT-CT Holdings Co., Ltd...........................  29,000   57,651
    Koa Corp...........................................   8,500   93,730
    Koatsu Gas Kogyo Co., Ltd..........................   8,000   44,526
    Kobayashi Pharmaceutical Co., Ltd..................   1,800   97,640
*   Kobe Steel, Ltd.................................... 375,000  621,200
    Kohnan Shoji Co., Ltd..............................   6,600   69,163
    Kohsoku Corp.......................................   2,200   19,281
    Koito Manufacturing Co., Ltd.......................  19,000  386,596
*   Kojima Co., Ltd....................................   8,800   23,317
    Kokusai Co., Ltd...................................     800   10,562
    Kokuyo Co., Ltd....................................  23,900  166,684
    KOMAIHALTEC, Inc...................................  12,000   36,344
    Komatsu Seiren Co., Ltd............................   4,000   19,685
    Komatsu, Ltd.......................................  23,800  502,390
    Komeri Co., Ltd....................................   8,100  191,878
    Konaka Co., Ltd....................................   5,400   44,263
    Konami Corp........................................  19,800  470,600
    Konami Corp. ADR...................................   1,900   45,068
    Kondotec, Inc......................................   4,500   31,083
    Konica Minolta, Inc................................  73,500  775,949
    Konishi Co., Ltd...................................   4,800   90,452
    Kose Corp..........................................   7,000  219,662
    Kosei Securities Co., Ltd..........................   9,000   22,935
    Krosaki Harima Corp................................  10,000   22,748
    KRS Corp...........................................     600    6,053
    Kubota Corp........................................   2,000   30,783
    Kubota Corp. Sponsored ADR.........................   4,000  306,400
#*  Kumagai Gumi Co., Ltd..............................  39,000   99,332
    Kumiai Chemical Industry Co., Ltd..................  14,000   80,899
    Kura Corp..........................................   2,100   34,929
    Kurabo Industries, Ltd.............................  63,000  113,553
    Kuraray Co., Ltd...................................  31,900  357,630
    Kureha Corp........................................  39,000  177,971
    Kurimoto, Ltd......................................  31,000   71,388
    Kurita Water Industries, Ltd.......................  22,000  468,793
    Kuroda Electric Co., Ltd...........................   9,100  139,275
    KYB Co., Ltd.......................................  48,000  236,105
    Kyocera Corp.......................................   5,932  265,278
    Kyocera Corp. Sponsored ADR........................  10,644  476,425
    Kyodo Printing Co., Ltd............................  22,000   60,926
    Kyodo Shiryo Co., Ltd..............................  26,000   28,347
#   Kyoei Steel, Ltd...................................   4,000   80,200
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  11,000  150,908
    Kyokuto Securities Co., Ltd........................   4,700   87,572
    Kyokuyo Co., Ltd...................................  24,000   62,063
    KYORIN Holdings, Inc...............................  10,700  239,604
    Kyoritsu Maintenance Co., Ltd......................   2,400   85,033
    Kyosan Electric Manufacturing Co., Ltd.............  12,000   37,862
    Kyoto Kimono Yuzen Co., Ltd........................   1,300   13,739
    Kyowa Exeo Corp....................................  19,600  255,950

                                     1399

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Kyowa Hakko Kirin Co., Ltd.........................  33,000 $  334,337
    Kyudenko Corp......................................  11,000     86,922
*   Kyushu Electric Power Co., Inc.....................  19,000    218,008
    Lasertec Corp......................................   8,600     91,242
    Lawson, Inc........................................   2,400    174,599
    LEC, Inc...........................................   1,400     16,313
*   Leopalace21 Corp...................................  46,000    239,819
    Life Corp..........................................   3,900     56,039
    Lintec Corp........................................  12,200    222,700
    Lion Corp..........................................  33,000    172,433
    LIXIL Group Corp...................................  24,100    620,899
    Look, Inc..........................................   8,000     22,490
    M3, Inc............................................      27     79,177
    Macnica, Inc.......................................   2,900     85,670
    Maeda Corp.........................................  29,000    194,276
    Maeda Road Construction Co., Ltd...................  15,000    244,999
    Maezawa Kyuso Industries Co., Ltd..................   2,600     32,956
    Makino Milling Machine Co., Ltd....................  31,000    256,118
    Makita Corp........................................   4,500    234,127
    Makita Corp. Sponsored ADR.........................   5,012    261,276
    Mamiya-Op Co., Ltd.................................   8,000     17,857
    Mandom Corp........................................   3,000    102,307
    Mars Engineering Corp..............................   2,700     51,513
    Marubeni Corp...................................... 108,000    753,434
    Marubun Corp.......................................   1,800     10,367
    Marudai Food Co., Ltd..............................  27,000     81,183
#*  Maruei Department Store Co., Ltd...................   5,000      9,884
    Maruetsu, Inc. (The)...............................   8,000     28,109
    Maruha Nichiro Holdings, Inc.......................  85,000    140,221
    Marui Group Co., Ltd...............................  57,400    537,706
    Maruka Machinery Co., Ltd..........................     400      4,687
    Marusan Securities Co., Ltd........................  17,800    158,056
    Maruwa Co. Ltd/Aichi...............................   3,400    115,619
    Maruyama Manufacturing Co., Inc....................  14,000     34,574
*   Maruzen CHI Holdings Co., Ltd......................   3,700     10,658
    Maruzen Showa Unyu Co., Ltd........................  13,000     42,080
    Marvelous AQL, Inc.................................   3,000     19,575
    Matsuda Sangyo Co., Ltd............................   5,700     73,881
    Matsui Securities Co., Ltd.........................  18,400    208,343
    Matsumotokiyoshi Holdings Co., Ltd.................   7,100    252,694
*   Matsuya Co., Ltd...................................   2,000     19,640
    Matsuya Foods Co., Ltd.............................   3,000     53,300
    Max Co., Ltd.......................................   8,000     88,553
    Maxvalu Tokai Co., Ltd.............................   1,600     25,068
*   Mazda Motor Corp................................... 305,000  1,462,824
    McDonald's Holdings Co. Japan, Ltd.................   1,900     49,816
    MEC Co., Ltd.......................................   1,600     11,033
    Medipal Holdings Corp..............................  32,600    476,045
    Megachips Corp.....................................   4,700     64,090
    Megmilk Snow Brand Co., Ltd........................  12,300    153,047
    Meidensha Corp.....................................  35,000    140,181
    MEIJI Holdings Co., Ltd............................   8,887    554,590
    Meiko Electronics Co., Ltd.........................   1,400     10,747

                                     1400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Meiko Network Japan Co., Ltd.......................     600 $    6,578
    Meisei Industrial Co., Ltd.........................  10,000     46,284
    Meitec Corp........................................   1,500     39,991
    Meito Sangyo Co., Ltd..............................   1,500     15,299
    Meiwa Corp.........................................   3,900     13,077
*   Meiwa Estate Co., Ltd..............................   2,200     10,383
    Melco Holdings, Inc................................   2,200     36,158
    Message Co., Ltd...................................     800     26,654
    Michinoku Bank, Ltd. (The).........................  30,000     58,787
    Micronics Japan Co., Ltd...........................     500     27,975
    Mie Bank, Ltd. (The)...............................  22,000     48,463
    Milbon Co., Ltd....................................     396     14,159
    Mimasu Semiconductor Industry Co., Ltd.............   4,300     35,740
    Minato Bank, Ltd. (The)............................  44,000     73,859
    Minebea Co., Ltd...................................  70,000    526,816
    Ministop Co., Ltd..................................   3,500     56,029
    Miraca Holdings, Inc...............................   3,100    146,494
    Mirait Holdings Corp...............................  15,380    134,719
    Misawa Homes Co., Ltd..............................   5,900     82,823
    MISUMI Group, Inc..................................   4,400    126,147
    Mitani Corp........................................   3,700     77,856
    Mitani Sekisan Co., Ltd............................   1,200     14,011
    Mito Securities Co., Ltd...........................  13,000     58,623
    Mitsuba Corp.......................................   5,000     83,282
    Mitsubishi Chemical Holdings Corp.................. 210,800    896,071
    Mitsubishi Corp.................................... 111,800  2,055,569
    Mitsubishi Electric Corp...........................  50,000    564,760
    Mitsubishi Estate Co., Ltd.........................  11,000    270,172
    Mitsubishi Gas Chemical Co., Inc...................  82,000    575,919
    Mitsubishi Heavy Industries, Ltd................... 179,500  1,158,705
*   Mitsubishi Kakoki Kaisha, Ltd......................  13,000     21,505
    Mitsubishi Logistics Corp..........................  34,000    475,133
    Mitsubishi Materials Corp.......................... 163,000    547,200
#*  Mitsubishi Motors Corp.............................  17,700    189,507
    Mitsubishi Nichiyu Forklift Co., Ltd...............   7,000     45,052
*   Mitsubishi Paper Mills, Ltd........................  62,000     59,672
    Mitsubishi Pencil Co., Ltd.........................   3,400     78,716
    Mitsubishi Research Institute, Inc.................     200      4,234
    Mitsubishi Shokuhin Co., Ltd.......................   2,100     49,756
    Mitsubishi Steel Manufacturing Co., Ltd............  34,000     84,898
    Mitsubishi Tanabe Pharma Corp......................  26,500    389,094
    Mitsubishi UFJ Financial Group, Inc................ 577,500  3,471,801
    Mitsubishi UFJ Financial Group, Inc. ADR........... 441,377  2,665,917
    Mitsuboshi Belting Co., Ltd........................  12,000     66,993
    Mitsui & Co., Ltd..................................  84,300  1,128,886
    Mitsui & Co., Ltd. Sponsored ADR...................   2,651    711,979
    Mitsui Chemicals, Inc.............................. 211,000    503,681
    Mitsui Engineering & Shipbuilding Co., Ltd......... 197,000    384,300
    Mitsui Fudosan Co., Ltd............................  35,000  1,105,276
    Mitsui High-Tec, Inc...............................   5,600     37,235
    Mitsui Home Co., Ltd...............................   9,000     42,333
    Mitsui Knowledge Industry Co., Ltd.................  22,100     34,668
    Mitsui Matsushima Co., Ltd.........................  36,000     55,922

                                     1401

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
JAPAN -- (Continued)
    Mitsui Mining & Smelting Co., Ltd..................   147,000 $  391,446
    Mitsui OSK Lines, Ltd..............................   159,000    651,739
    Mitsui Sugar Co., Ltd..............................    31,000    132,051
    Mitsui-Soko Co., Ltd...............................    33,000    143,484
    Mitsuuroko Holdings Co., Ltd.......................     3,800     21,029
    Miura Co., Ltd.....................................     5,600    145,214
#*  Miyaji Engineering Group, Inc......................    17,000     43,603
    Miyazaki Bank, Ltd. (The)..........................    43,000    119,177
    Miyoshi Oil & Fat Co., Ltd.........................    18,000     26,341
    Mizuho Financial Group, Inc........................ 1,822,055  3,861,519
    Mizuho Financial Group, Inc. ADR...................     5,047     21,450
    Mizuno Corp........................................    25,000    124,950
    Mochida Pharmaceutical Co., Ltd....................     2,200    127,773
    Modec, Inc.........................................     3,000     81,551
    Monex Group, Inc...................................    48,000    201,962
    MonotaRO Co., Ltd..................................     1,200     25,494
    Morinaga & Co., Ltd................................    49,000    105,046
    Morinaga Milk Industry Co., Ltd....................    46,000    135,163
    Morita Holdings Corp...............................     9,000     70,472
    Morozoff, Ltd......................................     6,000     18,291
    Mory Industries, Inc...............................     2,000      8,169
    MOS Food Services, Inc.............................     3,200     66,700
    Moshi Moshi Hotline, Inc...........................     7,700     80,583
    Mr Max Corp........................................     8,300     26,848
    MS&AD Insurance Group Holdings.....................    39,213    908,534
    Murata Manufacturing Co., Ltd......................     6,600    612,832
    Musashi Seimitsu Industry Co., Ltd.................     4,100     80,105
    Musashino Bank, Ltd. (The).........................     8,300    266,414
    Mutoh Holdings Co., Ltd............................     8,000     37,997
    Nabtesco Corp......................................     7,500    166,266
    NAC Co., Ltd.......................................       400      6,595
    Nachi-Fujikoshi Corp...............................    34,000    214,668
    Nagaileben Co., Ltd................................     4,800     79,974
    Nagano Bank, Ltd. (The)............................    15,000     26,844
    Nagase & Co., Ltd..................................    27,300    319,917
    Nagatanien Co., Ltd................................     3,000     27,018
    Nagoya Railroad Co., Ltd...........................    64,000    190,570
    Nakabayashi Co., Ltd...............................     4,000      8,013
    Nakamuraya Co., Ltd................................     8,917     34,620
#*  Nakayama Steel Works, Ltd..........................    26,000     22,837
    Namco Bandai Holdings, Inc.........................    18,800    426,654
    Namura Shipbuilding Co., Ltd.......................     6,000     82,094
    Nankai Electric Railway Co., Ltd...................    48,000    168,526
    Nanto Bank, Ltd. (The).............................    57,000    200,171
    Natori Co., Ltd....................................       500      5,309
    NDS Co., Ltd.......................................     9,000     25,338
    NEC Capital Solutions, Ltd.........................       800     18,784
    NEC Corp...........................................   372,000  1,075,021
    NEC Fielding, Ltd..................................     5,300     74,763
    NEC Networks & System Integration Corp.............     5,600    130,051
    NET One Systems Co., Ltd...........................    20,800    129,259
    Neturen Co., Ltd...................................    10,000     74,859
#*  New Japan Chemical Co., Ltd........................     8,500     21,474

                                     1402

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Nexon Co., Ltd.....................................   3,600 $ 31,106
    NGK Insulators, Ltd................................  26,000  438,411
    NGK Spark Plug Co., Ltd............................  34,000  784,364
    NHK Spring Co., Ltd................................  30,200  308,703
    Nice Holdings, Inc.................................  16,000   35,223
    Nichi-iko Pharmaceutical Co., Ltd..................   9,200  136,504
    Nichia Steel Works, Ltd............................   6,000   21,176
    Nichias Corp.......................................  18,000  125,693
    Nichiban Co., Ltd..................................   1,000    3,477
    Nichicon Corp......................................  13,100  111,440
    Nichiden Corp......................................   1,100   23,919
    Nichiha Corp.......................................   5,100   69,934
    Nichii Gakkan Co...................................   8,600   73,121
    Nichimo Co., Ltd...................................   7,000   13,132
    Nichirei Corp......................................  53,000  240,157
    Nichireki Co., Ltd.................................   5,000   56,042
    Nidec Copal Electronics Corp.......................   3,800   28,617
    Nidec Corp.........................................   2,797  311,183
    Nidec Corp. ADR....................................   4,317  120,142
    Nifco, Inc.........................................   8,300  215,931
    NIFTY Corp.........................................   1,300   16,682
    Nihon Chouzai Co., Ltd.............................     130    3,563
    Nihon Dempa Kogyo Co., Ltd.........................   4,400   37,211
    Nihon Eslead Corp..................................   1,000   10,879
    Nihon Kohden Corp..................................   6,200  241,706
    Nihon M&A Center, Inc..............................   1,600  132,873
    Nihon Nohyaku Co., Ltd.............................   9,000  125,577
    Nihon Parkerizing Co., Ltd.........................   9,000  194,563
    Nihon Shokuhin Kako Co., Ltd.......................   1,000    3,546
    Nihon Trim Co., Ltd................................     500   39,124
    Nihon Unisys, Ltd..................................  10,400  105,690
    Nihon Yamamura Glass Co., Ltd......................  19,000   33,973
    Nikkiso Co., Ltd...................................   9,000  113,324
    Nikko Co., Ltd.....................................   5,000   30,033
    Nikon Corp.........................................  35,500  606,473
    Nippo Corp.........................................  13,000  202,456
    Nippon Beet Sugar Manufacturing Co., Ltd...........  22,000   42,546
#   Nippon Carbide Industries Co., Inc.................  16,000   41,282
    Nippon Carbon Co., Ltd.............................  22,000   40,224
*   Nippon Chemi-Con Corp..............................  29,000   95,171
*   Nippon Chemical Industrial Co., Ltd................  16,000   21,330
    Nippon Chemiphar Co., Ltd..........................   9,000   40,554
    Nippon Chutetsukan KK..............................   4,000    8,612
    Nippon Coke & Engineering Co., Ltd.................  48,000   64,384
    Nippon Concrete Industries Co., Ltd................   8,000   40,064
    Nippon Denko Co., Ltd..............................  22,000   63,217
    Nippon Densetsu Kogyo Co., Ltd.....................   8,000  102,659
    Nippon Electric Glass Co., Ltd..................... 103,000  463,821
    Nippon Express Co., Ltd............................ 114,000  535,467
    Nippon Fine Chemical Co., Ltd......................   1,900   11,564
    Nippon Flour Mills Co., Ltd........................  36,000  179,341
    Nippon Formula Feed Manufacturing Co., Ltd.........  15,000   17,501
    Nippon Gas Co., Ltd................................   7,500   78,388

                                     1403

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nippon Hume Corp...................................   3,000 $   26,338
    Nippon Jogesuido Sekkei Co., Ltd...................     800     10,268
    Nippon Kanzai Co., Ltd.............................   2,200     42,716
    Nippon Kayaku Co., Ltd.............................  25,000    329,109
*   Nippon Kinzoku Co., Ltd............................  14,000     18,703
    Nippon Koei Co., Ltd...............................  18,000     79,521
    Nippon Konpo Unyu Soko Co., Ltd....................  12,900    229,052
#*  Nippon Koshuha Steel Co., Ltd......................  20,000     20,761
    Nippon Light Metal Holdings Co., Ltd............... 114,000    161,728
    Nippon Meat Packers, Inc...........................  33,000    561,939
    Nippon Paint Co., Ltd..............................  23,000    378,055
#   Nippon Paper Industries Co., Ltd...................  24,600    442,770
    Nippon Pillar Packing Co., Ltd.....................   9,000     58,792
    Nippon Piston Ring Co., Ltd........................  19,000     38,551
    Nippon Road Co., Ltd. (The)........................  23,000    121,956
    Nippon Seisen Co., Ltd.............................   4,000     17,488
    Nippon Sharyo, Ltd.................................  11,000     54,645
*   Nippon Sheet Glass Co., Ltd........................ 243,000    316,487
    Nippon Shinyaku Co., Ltd...........................  11,000    215,178
    Nippon Shokubai Co., Ltd...........................  32,000    335,973
    Nippon Signal Co., Ltd.............................  10,300     90,509
    Nippon Soda Co., Ltd...............................  31,000    176,122
    Nippon Steel & Sumikin Bussan Corp.................  33,520    127,228
    Nippon Steel & Sumikin Texeng Co., Ltd.............  12,000     46,380
    Nippon Steel & Sumitomo Metal Corp................. 546,120  1,656,508
*   Nippon Suisan Kaisha, Ltd..........................  67,600    138,251
    Nippon Synthetic Chemical Industry Co., Ltd. (The).  15,000    133,596
    Nippon Telegraph & Telephone Corp..................     900     48,170
    Nippon Telegraph & Telephone Corp. ADR.............  12,740    343,470
    Nippon Television Holdings, Inc....................   7,300    124,990
    Nippon Thompson Co., Ltd...........................  18,000     88,775
    Nippon Valqua Industries, Ltd......................  16,000     43,500
#*  Nippon Yakin Kogyo Co., Ltd........................  27,000     77,969
    Nippon Yusen KK.................................... 248,000    767,455
    Nipro Corp.........................................  28,400    246,901
    Nishi-Nippon City Bank, Ltd. (The)................. 160,000    403,372
    Nishi-Nippon Railroad Co., Ltd.....................  39,000    147,995
    Nishikawa Rubber Co., Ltd..........................     200      3,820
    Nishimatsu Construction Co., Ltd...................  69,000    237,871
    Nishimatsuya Chain Co., Ltd........................  15,500    122,413
    Nishio Rent All Co., Ltd...........................   4,000    106,174
    Nissan Chemical Industries, Ltd....................  19,100    271,771
    Nissan Motor Co., Ltd.............................. 156,700  1,344,221
    Nissan Shatai Co., Ltd.............................  18,000    227,701
    Nissan Tokyo Sales Holdings Co., Ltd...............   3,000     12,141
    Nissei Plastic Industrial Co., Ltd.................   3,900     23,578
#*  Nissha Printing Co., Ltd...........................   6,100     87,512
    Nisshin Oillio Group, Ltd. (The)...................  26,000     85,637
    Nisshin Seifun Group, Inc..........................  53,700    533,709
    Nisshin Steel Holdings Co., Ltd....................  20,340    215,812
    Nisshinbo Holdings, Inc............................  33,000    287,053
    Nissin Corp........................................  17,000     46,695
    Nissin Electric Co., Ltd...........................  12,000     62,960

                                     1404

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Nissin Foods Holdings Co., Ltd.....................   5,000 $  216,444
    Nissin Kogyo Co., Ltd..............................  11,700    237,927
    Nissin Sugar Co., Ltd..............................     900     19,744
    Nissui Pharmaceutical Co., Ltd.....................   3,000     32,140
    Nitori Holdings Co., Ltd...........................   1,350    131,108
    Nitta Corp.........................................   4,200     94,782
    Nittetsu Mining Co., Ltd...........................  13,000     60,584
    Nitto Boseki Co., Ltd..............................  32,000    138,944
    Nitto Denko Corp...................................  16,700    742,544
    Nitto Kogyo Corp...................................   6,000    103,827
    Nitto Kohki Co., Ltd...............................   2,500     44,751
    Nittoc Construction Co., Ltd.......................   1,500      5,602
    Nittoku Engineering Co., Ltd.......................   2,100     18,337
    NKSJ Holdings, Inc.................................  32,075    834,763
    NOF Corp...........................................  31,000    216,596
    Nohmi Bosai, Ltd...................................   4,000     41,179
    NOK Corp...........................................  26,500    426,929
    Nomura Co., Ltd....................................   4,000     34,131
    Nomura Holdings, Inc............................... 136,300    947,012
    Nomura Holdings, Inc. ADR.......................... 119,749    833,453
    Nomura Real Estate Holdings, Inc...................  13,500    273,611
    Nomura Research Institute, Ltd.....................   1,800     59,159
    Noritake Co., Ltd/Nagoya...........................  22,000     53,924
    Noritz Corp........................................   5,200    108,798
    North Pacific Bank, Ltd............................  76,800    299,910
    NS Solutions Corp..................................   3,400     86,876
*   NS United Kaiun Kaisha, Ltd........................  32,000     84,222
    NSD Co., Ltd.......................................   6,300     86,508
    NSK, Ltd...........................................  45,000    504,565
*   NTN Corp........................................... 107,000    458,153
    NTT Data Corp......................................  10,600    373,736
    NTT DOCOMO, Inc....................................  97,600  1,562,654
    NTT DOCOMO, Inc. Sponsored ADR.....................   9,600    153,600
    NTT Urban Development Corp.........................   4,000     38,934
    Nuflare Technology, Inc............................     200     20,869
    Obara Group, Inc...................................   2,900     90,454
    Obayashi Corp......................................  85,000    501,817
    Obayashi Road Corp.................................  10,000     57,820
    OBIC Business Consultants, Ltd.....................   3,400    114,306
    Obic Co., Ltd......................................   9,700    299,457
    Odakyu Electric Railway Co., Ltd...................  23,000    201,732
    Odelic Co., Ltd....................................     100      2,901
    Oenon Holdings, Inc................................  13,000     28,701
    Ogaki Kyoritsu Bank, Ltd. (The)....................  83,000    231,487
    Ohara, Inc.........................................   1,600      9,434
    Ohashi Technica, Inc...............................     100        930
    Ohsho Food Service Corp............................   1,700     55,751
    Oiles Corp.........................................   5,320    123,934
    Oita Bank, Ltd. (The)..............................  46,000    185,518
    Oji Holdings Corp.................................. 129,000    607,869
    Okabe Co., Ltd.....................................   9,000    112,787
    Okamoto Industries, Inc............................  13,000     42,665
    Okamura Corp.......................................  15,000    124,629

                                     1405

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
JAPAN -- (Continued)
    Okasan Securities Group, Inc.......................  4,000 $   37,031
*   Oki Electric Industry Co., Ltd..................... 76,000    172,438
    Okinawa Cellular Telephone Co......................  1,300     33,931
    Okinawa Electric Power Co., Inc. (The).............  3,400    106,476
    OKK Corp........................................... 21,000     28,594
    OKUMA Corp......................................... 29,000    278,178
    Okumura Corp....................................... 40,000    177,249
    Okura Industrial Co., Ltd.......................... 12,000     38,732
    Okuwa Co., Ltd.....................................  4,000     34,185
    Olympic Group Corp.................................  1,500     11,259
*   Olympus Corp.......................................  4,600    135,158
    Omron Corp......................................... 11,800    466,541
    ONO Sokki Co., Ltd.................................  5,000     23,288
    Onoken Co., Ltd....................................  4,100     49,365
    Onward Holdings Co., Ltd........................... 35,000    252,622
    OPT, Inc...........................................    600      5,471
    Optex Co., Ltd.....................................  1,300     20,313
    Oracle Corp. Japan.................................  1,000     39,714
    Organo Corp........................................ 12,000     55,032
    Oriental Land Co., Ltd.............................    800    121,403
    Origin Electric Co., Ltd...........................  6,000     18,595
    Osaka Gas Co., Ltd................................. 61,000    246,357
    Osaka Organic Chemical Industry, Ltd...............  1,400      6,265
    Osaka Steel Co., Ltd...............................  3,300     55,564
    OSAKA Titanium Technologies Co., Ltd...............  2,500     40,231
    Osaki Electric Co., Ltd............................  5,000     29,639
    OSG Corp...........................................  6,400    118,474
    Otsuka Corp........................................  1,100    130,472
    Otsuka Holdings Co., Ltd...........................  8,200    250,900
    Pacific Industrial Co., Ltd........................ 10,000     63,531
    Pacific Metals Co., Ltd............................ 33,000    114,826
    Pack Corp. (The)...................................  2,600     45,152
    Pal Co., Ltd.......................................  2,300     43,963
    Paltac Corp........................................ 10,350    138,298
    PanaHome Corp...................................... 18,000    124,833
    Panasonic Corp..................................... 88,300  1,000,761
    Panasonic Corp. Sponsored ADR...................... 64,414    731,099
    Panasonic Industrial Devices SUNX Co., Ltd.........  5,800     26,793
    Paramount Bed Holdings Co., Ltd....................  3,400    110,899
    Parco Co., Ltd.....................................  6,300     57,849
    Paris Miki Holdings, Inc...........................  6,500     29,105
    Park24 Co., Ltd....................................  5,200    107,009
    Pasco Corp.........................................  1,000      4,705
    Pasona Group, Inc..................................  2,700     16,938
    Penta-Ocean Construction Co., Ltd.................. 55,000    197,676
    Pigeon Corp........................................  2,800    127,508
    Pilot Corp.........................................  2,900     88,078
    Piolax, Inc........................................  2,600     98,039
#*  Pioneer Corp....................................... 64,500    137,939
    Plenus Co., Ltd....................................  3,300     76,826
    Pola Orbis Holdings, Inc...........................  4,200    140,661
    Press Kogyo Co., Ltd............................... 20,000     84,913
    Pressance Corp.....................................    900     24,835

                                     1406

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Prima Meat Packers, Ltd............................  27,000 $   49,091
    Pronexus, Inc......................................   4,500     28,672
    Proto Corp.........................................   3,600     50,348
    PS Mitsubishi Construction Co., Ltd................   5,200     22,962
    Raito Kogyo Co., Ltd...............................   9,000     60,755
    Rakuten, Inc.......................................  12,500    204,533
*   Rasa Industries, Ltd...............................   4,000      6,370
    Relo Holdings, Inc.................................     800     41,638
    Renaissance, Inc...................................     500      4,114
*   Renesas Electronics Corp...........................  33,600    176,108
    Rengo Co., Ltd.....................................  49,000    257,805
*   Renown, Inc........................................   7,000      8,922
    Resona Holdings, Inc............................... 160,100    843,900
    Resorttrust, Inc...................................   9,800    168,218
    Rhythm Watch Co., Ltd..............................  18,000     24,143
    Ricoh Co., Ltd..................................... 101,381  1,065,341
    Ricoh Leasing Co., Ltd.............................   3,900    103,997
    Right On Co., Ltd..................................   1,900     13,220
    Riken Corp.........................................  22,000    102,878
    Riken Keiki Co., Ltd...............................   3,000     25,301
    Riken Technos Corp.................................   6,000     36,012
    Riken Vitamin Co., Ltd.............................   1,700     40,572
    Ringer Hut Co., Ltd................................   2,600     37,913
    Rinnai Corp........................................   1,400    108,927
    Riso Kagaku Corp...................................   3,680     73,137
    Riso Kyoiku Co., Ltd...............................   7,600     41,565
    Rock Field Co., Ltd................................   2,800     49,168
    Rohm Co., Ltd......................................  14,600    727,585
    Rohto Pharmaceutical Co., Ltd......................  14,000    224,623
    Rokko Butter Co., Ltd..............................     800      6,137
    Roland Corp........................................   2,200     29,357
    Roland DG Corp.....................................   2,300     74,525
    Round One Corp.....................................  26,200    242,575
    Royal Holdings Co., Ltd............................   4,300     62,136
    Ryobi, Ltd.........................................  28,000    113,852
    Ryoden Trading Co., Ltd............................   5,000     35,151
    Ryohin Keikaku Co., Ltd............................   2,500    230,279
    Ryosan Co., Ltd....................................   7,300    152,218
    S Foods, Inc.......................................   2,000     21,163
    Sagami Chain Co., Ltd..............................   5,000     45,680
    Saibu Gas Co., Ltd.................................  43,000    101,159
    Saizeriya Co., Ltd.................................   8,300     97,514
    Sakai Chemical Industry Co., Ltd...................  21,000     63,243
    Sakai Heavy Industries, Ltd........................   5,000     17,805
    Sakai Moving Service Co., Ltd......................     100      3,401
    Sakai Ovex Co., Ltd................................  19,000     35,380
    Sakata INX Corp....................................  12,000    108,624
    Sakata Seed Corp...................................   6,700     85,538
    Sala Corp..........................................   3,000     14,275
    San-A Co., Ltd.....................................   5,000    141,447
    San-Ai Oil Co., Ltd................................  11,000     53,082
    San-In Godo Bank, Ltd. (The).......................  38,000    263,518
    Sanden Corp........................................  25,000    118,932

                                     1407

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sanei Architecture Planning Co., Ltd...............   1,300 $   10,778
    Sangetsu Co., Ltd..................................   6,700    164,229
#*  Sanix, Inc.........................................  17,500    148,360
    Sanken Electric Co., Ltd...........................  22,000    151,538
    Sanko Marketing Foods Co., Ltd.....................     700      6,341
    Sanko Metal Industrial Co., Ltd....................   4,000     10,434
    Sankyo Co., Ltd....................................   6,000    283,817
    Sankyo Seiko Co., Ltd..............................   6,300     22,347
    Sankyo Tateyama, Inc...............................   6,500    151,771
    Sankyu, Inc........................................  75,000    282,375
    Sanoh Industrial Co., Ltd..........................   6,500     45,304
    Sanrio Co., Ltd....................................   2,200     80,923
    Sanshin Electronics Co., Ltd.......................   7,000     49,657
    Santen Pharmaceutical Co., Ltd.....................   3,100    129,856
    Sanwa Holdings Corp................................  50,000    348,477
    Sanyo Chemical Industries, Ltd.....................  15,000    104,742
    Sanyo Denki Co., Ltd...............................  10,000     66,524
    Sanyo Housing Nagoya Co., Ltd......................   1,000     10,815
    Sanyo Shokai, Ltd..................................  20,000     53,606
    Sanyo Special Steel Co., Ltd.......................  23,000    101,817
    Sapporo Holdings, Ltd..............................  70,000    264,584
    Sata Construction Co., Ltd.........................   4,000      4,925
    Sato Holdings Corp.................................   3,900     86,211
    Satori Electric Co., Ltd...........................   2,700     16,538
#   Sawada Holdings Co., Ltd...........................   1,100     12,897
    Sawai Pharmaceutical Co., Ltd......................   2,100    124,672
    Saxa Holdings, Inc.................................   6,000      8,992
    SBI Holdings, Inc..................................  59,430    813,702
    Scroll Corp........................................   8,200     25,566
    SCSK Corp..........................................   4,900    135,023
    Secom Co., Ltd.....................................   4,900    275,280
    Sega Sammy Holdings, Inc...........................  11,200    267,515
    Seika Corp.........................................  16,000     37,912
*   Seikitokyu Kogyo Co., Ltd..........................  11,000     14,656
    Seiko Epson Corp...................................  32,700    849,170
    Seiko Holdings Corp................................  25,000    123,184
    Seino Holdings Co., Ltd............................  33,000    311,595
    Seiren Co., Ltd....................................  10,500     81,034
    Sekisui Chemical Co., Ltd..........................  39,000    449,505
    Sekisui House, Ltd.................................  71,000    979,259
    Sekisui Jushi Corp.................................   7,000     97,940
    Sekisui Plastics Co., Ltd..........................  13,000     35,630
    Senko Co., Ltd.....................................  33,000    161,445
    Senshu Electric Co., Ltd...........................   1,300     16,872
    Senshu Ikeda Holdings, Inc.........................  53,040    236,516
    Senshukai Co., Ltd.................................   6,400     52,878
    Seria Co., Ltd.....................................     500     20,609
    Seven & I Holdings Co., Ltd........................  29,900  1,178,628
    Seven Bank, Ltd....................................  15,000     57,174
*   Sharp Corp......................................... 122,000    413,849
    Shibaura Electronics Co., Ltd......................     400      6,868
    Shibusawa Warehouse Co., Ltd. (The)................   8,000     28,418
    Shibuya Kogyo Co., Ltd.............................     700     17,876

                                     1408

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Shidax Corp........................................   1,700 $    8,881
    Shiga Bank, Ltd. (The).............................  59,000    288,153
    Shikibo, Ltd.......................................  29,000     37,268
    Shikoku Bank, Ltd. (The)...........................  45,000     98,469
    Shikoku Chemicals Corp.............................  11,000     84,211
*   Shikoku Electric Power Co., Inc....................  13,500    194,815
    Shima Seiki Manufacturing, Ltd.....................   6,100     99,490
    Shimachu Co., Ltd..................................  11,000    244,708
    Shimadzu Corp......................................  48,000    425,990
    Shimamura Co., Ltd.................................   2,200    194,321
    Shimano, Inc.......................................   1,300    115,814
    Shimizu Bank, Ltd. (The)...........................   1,800     45,257
    Shimizu Corp....................................... 137,000    738,487
    Shimojima Co., Ltd.................................     700      6,629
    Shin Nippon Air Technologies Co., Ltd..............   3,500     21,520
    Shin-Etsu Chemical Co., Ltd........................  19,600  1,085,153
    Shin-Keisei Electric Railway Co., Ltd..............   7,000     25,136
    Shinagawa Refractories Co., Ltd....................  17,000     36,836
    Shindengen Electric Manufacturing Co., Ltd.........  22,000    135,369
    Shinko Electric Industries Co., Ltd................  20,000    153,324
    Shinko Plantech Co., Ltd...........................   7,800     58,078
    Shinko Shoji Co., Ltd..............................   5,300     46,746
    Shinmaywa Industries, Ltd..........................  24,000    206,424
    Shinnihon Corp.....................................   4,500     13,265
    Shinsei Bank, Ltd.................................. 217,000    438,670
    Shinsho Corp.......................................   8,000     16,915
    Shionogi & Co., Ltd................................  19,900    405,414
    Ship Healthcare Holdings, Inc......................   6,800    259,781
    Shiroki Corp.......................................  13,000     29,208
    Shiseido Co., Ltd..................................  13,500    213,444
    Shizuoka Bank, Ltd. (The)..........................  85,000    844,227
    Shizuoka Gas Co., Ltd..............................  16,500     97,346
    SHO-BOND Holdings Co., Ltd.........................   2,100     99,468
    Shochiku Co., Ltd..................................   9,000     79,757
    Shoko Co., Ltd.....................................   5,000      7,579
    Showa Aircraft Industry Co., Ltd...................   5,000     68,030
    Showa Corp.........................................  12,200    161,121
    Showa Denko KK..................................... 365,000    495,257
    Showa Sangyo Co., Ltd..............................  18,000     57,562
    Showa Shell Sekiyu KK..............................  43,000    409,209
    Siix Corp..........................................   4,500     62,949
    Sinanen Co., Ltd...................................  10,000     40,389
    Sinfonia Technology Co., Ltd.......................  20,000     32,103
    Sinko Industries, Ltd..............................   1,900     14,162
    Sintokogio, Ltd....................................   9,900     75,274
    SKY Perfect JSAT Holdings, Inc.....................  39,000    200,801
    SMC Corp...........................................     900    225,408
    SMK Corp...........................................  14,000     67,849
    Soda Nikka Co., Ltd................................   3,000     12,913
    Sodick Co., Ltd....................................  11,700     50,225
    Softbank Corp......................................  19,796  1,433,167
    Software Service, Inc..............................     100      3,614
    Sogo Medical Co., Ltd..............................   1,300     49,215

                                     1409

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Sojitz Corp........................................ 294,700 $  505,211
    Sony Corp..........................................  29,800    466,876
    Sony Corp. Sponsored ADR...........................  52,202    822,181
    Sony Financial Holdings, Inc.......................  16,500    266,919
    Sotetsu Holdings, Inc..............................  48,000    172,677
    Space Co., Ltd.....................................     600      5,051
    Square Enix Holdings Co., Ltd......................  17,800    501,841
    ST Corp............................................   1,500     14,542
    St Marc Holdings Co., Ltd..........................   1,600     76,193
    Stanley Electric Co., Ltd..........................  18,100    408,906
    Star Micronics Co., Ltd............................   8,400     97,064
    Starbucks Coffee Japan, Ltd........................   4,300     52,069
    Start Today Co., Ltd...............................   6,000    133,035
    Starts Corp., Inc..................................   1,000     13,849
    Starzen Co., Ltd...................................  12,000     32,477
    Stella Chemifa Corp................................   2,500     37,202
    Studio Alice Co., Ltd..............................   2,500     33,070
    Sugi Holdings Co., Ltd.............................   1,600     63,830
*   Sumco Corp.........................................  21,700    166,016
    Suminoe Textile Co., Ltd...........................  13,000     38,132
    Sumitomo Bakelite Co., Ltd.........................  48,000    178,965
    Sumitomo Chemical Co., Ltd......................... 194,355    787,376
    Sumitomo Corp......................................  88,800  1,106,477
    Sumitomo Densetsu Co., Ltd.........................   3,000     43,720
    Sumitomo Electric Industries, Ltd..................  59,800    939,216
    Sumitomo Forestry Co., Ltd.........................  31,400    338,407
    Sumitomo Heavy Industries, Ltd..................... 140,000    648,236
    Sumitomo Metal Mining Co., Ltd.....................  77,000    996,280
*   Sumitomo Mitsui Construction Co., Ltd..............  32,900     36,686
    Sumitomo Mitsui Financial Group, Inc............... 101,283  4,692,049
    Sumitomo Mitsui Trust Holdings, Inc................ 249,440  1,183,375
    Sumitomo Osaka Cement Co., Ltd.....................  96,000    358,939
    Sumitomo Precision Products Co., Ltd...............   7,000     29,537
    Sumitomo Real Estate Sales Co., Ltd................   2,200     68,026
    Sumitomo Realty & Development Co., Ltd.............   7,000    309,072
    Sumitomo Rubber Industries, Ltd....................  23,300    321,599
    Sumitomo Seika Chemicals Co., Ltd..................  14,000    111,342
    Sumitomo Warehouse Co., Ltd. (The).................  39,000    206,986
    Sun-Wa Technos Corp................................   3,400     29,477
    Sundrug Co., Ltd...................................   1,600     67,074
    Suruga Bank, Ltd...................................  37,000    624,861
    Suzuken Co. Ltd/Aichi Japan........................  16,600    573,744
    Suzuki Motor Corp..................................  22,500    583,241
*   SWCC Showa Holdings Co., Ltd.......................  45,000     48,463
    Sysmex Corp........................................   3,000    165,121
    Systena Corp.......................................   2,400     17,504
    T Hasegawa Co., Ltd................................   3,800     52,802
    T RAD Co., Ltd.....................................  14,000     37,554
    T&D Holdings, Inc..................................  86,200  1,050,273
    T&K Toka Co., Ltd..................................   2,200     46,841
    Tachi-S Co., Ltd...................................   4,800     65,269
    Tachibana Eletech Co., Ltd.........................   2,600     33,761
    Tadano, Ltd........................................  18,000    252,858

                                     1410

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Taiheiyo Cement Corp............................... 119,000 $440,024
    Taiheiyo Kouhatsu, Inc.............................  10,000   10,722
    Taiho Kogyo Co., Ltd...............................   6,900   67,723
    Taikisha, Ltd......................................   5,600  121,351
    Taiko Bank, Ltd. (The).............................   1,000    2,043
    Taisei Corp........................................ 160,000  698,815
    Taisei Lamick Co., Ltd.............................   1,100   28,593
    Taiyo Holdings Co., Ltd............................     700   22,706
    Taiyo Nippon Sanso Corp............................  54,000  373,616
    Taiyo Yuden Co., Ltd...............................  24,800  298,273
    Takagi Securities Co., Ltd.........................   6,000   21,229
    Takano Co., Ltd....................................     600    3,286
    Takaoka Toko Holdings Co., Ltd.....................   1,980   34,944
    Takara Holdings, Inc...............................  32,000  258,078
    Takara Leben Co., Ltd..............................  33,200  105,976
    Takara Standard Co., Ltd...........................  21,000  150,152
    Takasago International Corp........................  13,000   71,652
    Takasago Thermal Engineering Co., Ltd..............  12,200  109,424
    Takashima & Co., Ltd...............................  16,000   38,811
    Takashimaya Co., Ltd...............................  60,000  556,282
    Takata Corp........................................   8,000  237,533
    Take And Give Needs Co., Ltd.......................   1,020   23,712
    Takeda Pharmaceutical Co., Ltd.....................  14,000  650,706
    Takeei Corp........................................   5,400   58,196
    Takeuchi Manufacturing Co., Ltd....................   3,300   97,148
    Takihyo Co., Ltd...................................   5,000   20,037
    Takiron Co., Ltd...................................  10,000   42,559
    Takisawa Machine Tool Co., Ltd.....................  14,000   21,904
    Takuma Co., Ltd....................................   9,000   80,890
    Tamron Co., Ltd....................................   3,700   88,733
    Tamura Corp........................................  19,000   53,485
    Tanseisha Co., Ltd.................................   5,200   26,700
    Tatsuta Electric Wire and Cable Co., Ltd...........  15,000   88,819
    Tayca Corp.........................................   5,000   14,248
    TBK Co., Ltd.......................................   7,000   40,099
    TDK Corp...........................................  11,700  527,921
    TDK Corp. Sponsored ADR............................   7,012  320,308
    Teijin, Ltd........................................ 239,000  537,898
    Teikoku Electric Manufacturing Co., Ltd............   1,300   34,269
    Teikoku Tsushin Kogyo Co., Ltd.....................   2,000    3,343
#*  Tekken Corp........................................  24,000   66,449
    Terumo Corp........................................   4,400  204,325
    THK Co., Ltd.......................................  19,200  416,187
*   Toa Corp.(6894508).................................  43,000   92,603
    Toa Corp.(6894434).................................   6,000   57,967
    Toa Oil Co., Ltd...................................   6,000    9,539
    TOA ROAD Corp......................................   8,000   39,338
    Toabo Corp.........................................   9,000    6,716
    Toagosei Co., Ltd..................................  52,000  213,961
#*  Tobishima Corp.....................................  20,000   30,569
    Tobu Railway Co., Ltd..............................  33,000  152,983
    Tobu Store Co., Ltd................................  10,000   25,327
    TOC Co., Ltd.......................................  16,400  118,490

                                     1411

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Tocalo Co., Ltd....................................   2,800 $   46,491
    Tochigi Bank, Ltd. (The)...........................  25,000     97,445
    Toda Corp..........................................  44,000    146,380
    Toda Kogyo Corp....................................   6,000     16,224
    Toei Animation Co., Ltd............................   1,900     49,976
    Toei Co., Ltd......................................  15,000     91,291
    Toenec Corp........................................   7,000     43,330
    Toho Bank, Ltd. (The)..............................  49,000    149,373
    Toho Co. Ltd/Kobe..................................   6,000     21,166
    Toho Co., Ltd......................................   5,200    106,901
    Toho Gas Co., Ltd..................................  35,000    161,660
    Toho Holdings Co., Ltd.............................  12,100    212,808
    Toho Titanium Co., Ltd.............................   8,100     52,687
    Toho Zinc Co., Ltd.................................  30,000    105,235
    Tohoku Bank, Ltd. (The)............................  19,000     27,156
*   Tohoku Electric Power Co., Inc.....................  14,500    156,389
    Tohokushinsha Film Corp............................     400      3,731
    Tokai Carbon Co., Ltd..............................  45,000    144,217
    Tokai Corp/Gifu....................................   1,300     38,558
    TOKAI Holdings Corp................................   9,200     29,851
    Tokai Lease Co., Ltd...............................   2,000      3,738
    Tokai Rika Co., Ltd................................  11,300    207,407
    Tokai Rubber Industries, Ltd.......................   7,600     78,843
    Token Corp.........................................   2,220    102,734
    Tokio Marine Holdings, Inc.........................  51,500  1,503,706
    Tokio Marine Holdings, Inc. ADR....................   1,000     29,300
    Toko, Inc..........................................  22,000     72,658
    Tokushu Tokai Paper Co., Ltd.......................  22,000     45,232
    Tokuyama Corp......................................  80,000    319,658
    Tokyo Dome Corp....................................  35,000    206,834
*   Tokyo Electric Power Co., Inc......................  48,388    219,601
    Tokyo Electron Device, Ltd.........................     600      9,101
    Tokyo Electron, Ltd................................  17,400    907,166
    Tokyo Energy & Systems, Inc........................   6,000     30,616
    Tokyo Gas Co., Ltd.................................  39,000    193,414
    Tokyo Keiki, Inc...................................  12,000     33,150
    Tokyo Rakutenchi Co., Ltd..........................   7,000     31,793
*   Tokyo Rope Manufacturing Co., Ltd..................  27,000     42,226
    Tokyo Sangyo Co., Ltd..............................   4,000     15,384
    Tokyo Seimitsu Co., Ltd............................   8,100    157,765
*   Tokyo Steel Manufacturing Co., Ltd.................  27,700    139,965
    Tokyo Tatemono Co., Ltd............................ 102,000    946,352
    Tokyo Tekko Co., Ltd...............................  12,000     43,609
    Tokyo Theatres Co., Inc............................  21,000     31,713
    Tokyo Tomin Bank, Ltd. (The).......................   7,826     78,059
    Tokyotokeiba Co., Ltd..............................  31,000    107,172
#*  Tokyu Construction Co., Ltd........................  30,830    133,392
    Tokyu Corp.........................................  43,000    266,639
*   Tokyu Fudosan Holdings Corp........................ 104,925    900,036
    Toli Corp..........................................  17,000     34,456
    Tomato Bank, Ltd...................................  11,000     18,040
    Tomen Devices Corp.................................     100      1,772
    Tomen Electronics Corp.............................   1,700     27,240

                                     1412

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Tomoe Corp.........................................   9,500 $   41,732
    Tomoe Engineering Co., Ltd.........................   2,100     32,798
    Tomoku Co., Ltd....................................  21,000     67,837
    TOMONY Holdings, Inc...............................  36,300    142,751
    Tomy Co., Ltd......................................  19,300     87,263
    Tonami Holdings Co., Ltd...........................  16,000     31,534
    TonenGeneral Sekiyu KK.............................  14,000    122,007
    Topcon Corp........................................  12,700    175,064
    Toppan Forms Co., Ltd..............................  12,900    111,843
    Toppan Printing Co., Ltd...........................  80,000    583,375
    Topre Corp.........................................   9,700    125,211
    Topy Industries, Ltd...............................  43,000     75,045
    Toray Industries, Inc.............................. 145,000    946,771
    Toridoll.corp......................................   4,800     41,309
    Torishima Pump Manufacturing Co., Ltd..............   9,100     97,196
    Tosei Corp.........................................   9,800     67,079
    Toshiba Corp....................................... 103,000    428,190
    Toshiba Machine Co., Ltd...........................  21,000    113,390
    Toshiba Plant Systems & Services Corp..............   9,000    133,183
    Toshiba TEC Corp...................................  28,000    185,717
    Tosho Printing Co., Ltd............................  11,000     43,415
    Tosoh Corp......................................... 126,000    537,243
    Totetsu Kogyo Co., Ltd.............................   6,000    120,817
    TOTO, Ltd..........................................  25,000    395,427
    Tottori Bank, Ltd. (The)...........................  13,000     23,064
    Towa Bank, Ltd. (The)..............................  53,000     51,929
    Towa Corp..........................................   4,000     19,107
    Towa Pharmaceutical Co., Ltd.......................   1,800     72,798
    Toyo Construction Co., Ltd.........................  10,100     36,149
    Toyo Corp..........................................   4,100     41,935
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................   8,000     26,375
    Toyo Engineering Corp..............................  22,000     95,846
    Toyo Ink SC Holdings Co., Ltd......................  47,000    225,993
    Toyo Kanetsu KK....................................  27,000     74,126
    Toyo Kohan Co., Ltd................................   9,000     41,234
    Toyo Securities Co., Ltd...........................  21,000     75,919
    Toyo Seikan Group Holdings, Ltd....................  36,700    650,982
    Toyo Suisan Kaisha, Ltd............................   9,000    283,604
    Toyo Tanso Co., Ltd................................   2,500     48,931
    Toyo Tire & Rubber Co., Ltd........................  41,000    230,648
    Toyo Wharf & Warehouse Co., Ltd....................  10,000     23,076
    Toyobo Co., Ltd.................................... 201,000    356,861
    Toyoda Gosei Co., Ltd..............................  14,200    298,637
    Toyota Boshoku Corp................................  12,600    143,488
    Toyota Motor Corp..................................  19,055  1,090,320
    Toyota Motor Corp. Sponsored ADR...................  50,053  5,744,082
    Toyota Tsusho Corp.................................  26,500    621,366
    TPR Co., Ltd.......................................   4,700     79,180
    Trancom Co., Ltd...................................   2,000     73,151
    Transcosmos, Inc...................................   5,800    121,253
*   Trend Micro, Inc...................................   3,900    119,855
    Trusco Nakayama Corp...............................   6,100    140,438
    TS Tech Co., Ltd...................................   8,900    328,215

                                     1413

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    Tsubakimoto Chain Co...............................  36,000 $284,257
#*  Tsudakoma Corp.....................................  12,000   19,612
    Tsugami Corp.......................................  15,000   86,852
    Tsukishima Kikai Co., Ltd..........................   6,000   60,340
    Tsukuba Bank, Ltd..................................  21,400   75,640
    Tsukui Corp........................................   1,000    9,296
    Tsumura & Co.......................................   7,700  189,882
    Tsuruha Holdings, Inc..............................   2,500  233,913
    Tsurumi Manufacturing Co., Ltd.....................   4,000   48,375
    U-Shin, Ltd........................................   2,900   18,932
    UACJ Corp..........................................  51,908  202,278
    Ube Industries, Ltd................................ 259,200  531,859
    Uchida Yoko Co., Ltd...............................   8,000   22,234
    UKC Holdings Corp..................................   2,700   43,544
*   Ulvac, Inc.........................................  10,500  171,324
    Unicharm Corp......................................   1,800   97,793
*   Uniden Corp........................................  12,000   36,324
    Union Tool Co......................................   3,600   90,811
    Unipres Corp.......................................  10,900  195,775
    United Arrows, Ltd.................................   1,300   41,775
*   Unitika, Ltd....................................... 105,000   65,964
    Universal Entertainment Corp.......................   4,000   73,190
    UNY Group Holdings Co., Ltd........................  55,900  335,143
*   Usen Corp..........................................   7,870   26,969
    Ushio, Inc.........................................  26,400  313,445
    USS Co., Ltd.......................................   8,900  121,589
    Utoc Corp..........................................   2,600    9,175
    Valor Co., Ltd.....................................   9,800  130,097
    Vital KSK Holdings, Inc............................   7,300   49,071
    VT Holdings Co., Ltd...............................   1,600   26,944
    Wacoal Holdings Corp...............................  25,000  257,904
    Wacom Co., Ltd.....................................   9,900   62,446
#*  Wakachiku Construction Co., Ltd....................  18,000   21,533
    Wakita & Co., Ltd..................................   8,000   89,724
    Warabeya Nichiyo Co., Ltd..........................   3,200   63,723
#   WATAMI Co., Ltd....................................   4,600   63,762
    Weathernews, Inc...................................     300    7,670
    Welcia Holdings Co., Ltd...........................     900   51,932
    Wellnet Corp.......................................     600   11,337
    West Japan Railway Co..............................   6,400  262,158
    Wood One Co., Ltd..................................   7,000   22,083
    Wowow, Inc.........................................   1,700   57,059
    Xebio Co., Ltd.....................................   5,100  101,606
    Yachiyo Bank, Ltd. (The)...........................   3,500   91,756
    Yahagi Construction Co., Ltd.......................   5,000   46,291
    Yahoo Japan Corp...................................  20,500  115,728
    Yaizu Suisankagaku Industry Co., Ltd...............     500    4,396
    Yakult Honsha Co., Ltd.............................   1,900   92,731
    YAMABIKO Corp......................................   1,100   38,162
    Yamada Denki Co., Ltd.............................. 231,000  792,877
*   Yamada SxL Home Co., Ltd...........................   4,000    5,006
    Yamagata Bank, Ltd. (The)..........................  32,000  124,737
    Yamaguchi Financial Group, Inc.....................  50,000  455,526

                                     1414

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
JAPAN -- (Continued)
    Yamaha Corp........................................  36,400 $    533,650
    Yamaha Motor Co., Ltd..............................  26,700      352,675
    Yamanashi Chuo Bank, Ltd. (The)....................  37,000      157,010
    Yamatane Corp......................................  21,000       34,934
    Yamato Holdings Co., Ltd...........................  29,700      621,792
    Yamato International, Inc..........................     600        2,586
    Yamato Kogyo Co., Ltd..............................   8,700      257,503
    Yamaya Corp........................................     400        9,121
    Yamazaki Baking Co., Ltd...........................  26,000      279,909
    Yamazen Corp.......................................  13,000       75,820
    Yaoko Co., Ltd.....................................   1,100       45,458
    Yaskawa Electric Corp..............................  19,000      258,322
    Yasuda Warehouse Co., Ltd. (The)...................   4,900       47,473
    Yellow Hat, Ltd....................................   3,300       61,101
    Yokogawa Bridge Holdings Corp......................   7,000       95,150
    Yokogawa Electric Corp.............................  31,900      494,093
    Yokohama Reito Co., Ltd............................  14,100      109,950
    Yokohama Rubber Co., Ltd. (The)....................  47,000      418,536
    Yokowo Co., Ltd....................................   3,300       17,606
    Yomiuri Land Co., Ltd..............................   7,000       43,671
    Yondoshi Holdings, Inc.............................   3,500       54,889
    Yorozu Corp........................................   4,600       84,250
    Yoshinoya Holdings Co., Ltd........................   6,400       91,357
    Yuasa Trading Co., Ltd.............................  40,000       83,439
    Yuken Kogyo Co., Ltd...............................   9,000       20,390
    Yurtec Corp........................................   7,000       24,292
    Yusen Logistics Co., Ltd...........................   5,100       60,840
    Yushiro Chemical Industry Co., Ltd.................   1,900       19,040
    Zappallas, Inc.....................................     300        2,209
    Zenrin Co., Ltd....................................   5,000       46,789
#   Zensho Holdings Co., Ltd...........................   6,000       67,282
    Zeon Corp..........................................  33,000      320,035
    ZERIA Pharmaceutical Co., Ltd......................   2,100       55,908
                                                                ------------
TOTAL JAPAN............................................          274,747,597
                                                                ------------
MALAYSIA -- (0.8%)
    Aeon Co. M Bhd.....................................  30,000      110,136
    Affin Holdings Bhd.................................  84,300      103,586
    AirAsia BHD........................................ 284,100      191,883
    Alam Maritim Resources Bhd......................... 106,700       45,770
    Alliance Financial Group Bhd....................... 229,200      318,661
    AMMB Holdings Bhd.................................. 167,200      365,762
    APM Automotive Holdings Bhd........................  47,200       84,041
    Axiata Group Bhd................................... 136,425      267,465
    Batu Kawan BHD.....................................  27,600      162,096
    Benalec Holdings BHD...............................  48,100       12,693
    Berjaya Corp. Bhd.................................. 481,300       73,202
    Berjaya Land Bhd...................................  76,000       18,452
    Berjaya Sports Toto Bhd............................  53,330       64,400
    BIMB Holdings Bhd..................................  71,100       91,409
    Boustead Holdings Bhd.............................. 112,704      176,572
    British American Tobacco Malaysia Bhd..............   3,400       61,811
*   Bumi Armada Bhd....................................  98,400      119,096

                                     1415

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    Bursa Malaysia Bhd.................................  29,300 $ 68,213
    Cahya Mata Sarawak Bhd.............................  44,700   99,080
    Carlsberg Brewery Malaysia Bhd Class B.............   8,600   29,312
    CB Industrial Product Holding Bhd..................  51,400   51,102
    CIMB Group Holdings Bhd............................ 271,447  561,534
    Coastal Contracts Bhd..............................  42,800   49,311
    CSC Steel Holdings Bhd.............................  47,300   18,067
    Dayang Enterprise Holdings Bhd.....................  54,439   60,767
    Dialog Group BHD................................... 193,779  188,243
    DiGi.Com Bhd.......................................  61,000   85,582
    DRB-Hicom Bhd...................................... 258,300  208,036
    Dutch Lady Milk Industries BHD.....................   2,400   33,763
    Eastern & Oriental Bhd............................. 194,500  111,951
    ECM Libra Financial Group Bhd......................      25        8
    Eversendai Corp. Bhd...............................  46,800   13,922
    Faber Group BHD....................................  52,400   40,559
    Gamuda Bhd......................................... 277,000  369,893
    Genting Bhd........................................ 132,500  412,343
    Genting Malaysia Bhd............................... 376,500  489,638
    Genting Plantations Bhd............................  47,900  147,844
    Globetronics Technology BHD........................   9,000    8,822
    Glomac Bhd.........................................  86,600   28,346
    Guinness Anchor Bhd................................  23,000   97,190
    HAP Seng Consolidated Bhd.......................... 242,580  198,982
    Hap Seng Plantations Holdings Bhd..................  77,600   63,246
    Hartalega Holdings Bhd.............................  11,400   24,226
    Hong Leong Bank Bhd................................  38,280  161,372
    Hong Leong Financial Group Bhd.....................  41,700  197,330
    Hong Leong Industries Bhd..........................  31,400   50,633
    Hua Yang Bhd.......................................   4,800    2,577
    IGB Corp. Bhd...................................... 196,794  156,727
    IJM Corp. Bhd...................................... 287,860  509,424
    IJM Land Bhd....................................... 143,000  105,899
    IJM Plantations Bhd................................  80,200   76,852
    IOI Corp. Bhd......................................  50,026   62,465
*   IOI Properties Group Sdn Bhd.......................  25,012   20,180
    Jaya Tiasa Holdings BHD............................  24,435   16,617
    JCY International Bhd..............................  54,200   10,747
*   K&N Kenanga Holdings BHD...........................      11        2
    Kian JOO CAN Factory BHD...........................  56,700   53,522
*   Kinsteel Bhd....................................... 144,000    6,431
    KLCC Property Holdings Bhd.........................  52,600   90,953
*   KNM Group Bhd...................................... 240,325   44,148
    Kossan Rubber Industries...........................  48,600   61,385
    KPJ Healthcare Bhd.................................  60,450   60,749
*   KSL Holdings BHD...................................   3,300    2,199
    Kuala Lumpur Kepong Bhd............................  13,700   95,933
*   Kulim Malaysia BHD................................. 119,700  114,438
    Kumpulan Fima BHD..................................  21,800   12,579
    Kumpulan Perangsang Selangor Bhd...................  43,300   21,843
    Lafarge Malayan Bhd................................  44,800  113,720
*   Landmarks BHD......................................  74,700   22,970
    LBS Bina Group Bhd.................................  88,200   39,478

                                     1416

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
MALAYSIA -- (Continued)
    Lingkaran Trans Kota Holdings Bhd..................  39,000 $ 46,338
    Lion Industries Corp. Bhd.......................... 118,500   24,696
    LPI Capital Bhd....................................   8,480   42,007
    Mah Sing Group Bhd................................. 142,848   88,085
    Malayan Banking Bhd................................ 206,597  595,216
    Malayan Flour Mills Bhd............................   9,500    4,572
    Malaysia Airports Holdings Bhd.....................  84,946  213,515
    Malaysia Building Society Bhd......................  91,950   58,909
    Malaysia Marine and Heavy Engineering Holdings Bhd.  31,800   34,482
*   Malaysian Airline System Bhd....................... 877,500   79,059
    Malaysian Bulk Carriers Bhd........................  61,200   35,100
    Malaysian Pacific Industries Bhd...................  14,375   18,478
    Malaysian Resources Corp. Bhd...................... 349,350  158,924
    Maxis Bhd..........................................  21,200   44,092
    MBM Resources BHD..................................  42,310   42,248
    Media Prima Bhd.................................... 143,900  102,779
*   MISC Bhd...........................................  47,380   84,982
    MMC Corp. Bhd...................................... 195,100  162,744
    MNRB Holdings Bhd..................................   9,100    9,671
    Mudajaya Group Bhd.................................  54,900   42,920
    Muhibbah Engineering M Bhd......................... 115,700   82,917
*   Mulpha International Bhd........................... 518,800   64,594
    Naim Holdings Bhd..................................  48,600   50,763
    Nestle Malaysia Bhd................................   5,100  103,009
    OSK Holdings BHD................................... 178,863   86,204
    Padini Holdings Bhd................................  32,100   15,373
    Parkson Holdings Bhd............................... 117,584  102,972
*   Perdana Petroleum Bhd..............................  74,760   36,865
*   Perisai Petroleum Teknologi Bhd.................... 109,200   54,361
    Petronas Chemicals Group Bhd.......................  61,400  121,843
    Petronas Dagangan BHD..............................  17,100  156,606
    Petronas Gas Bhd...................................  25,100  175,111
    Pharmaniaga Bhd....................................   6,900    8,809
    Pos Malaysia BHD...................................  78,600  131,474
    PPB Group Bhd......................................  59,840  275,864
    Press Metal Bhd....................................  15,200   10,624
    Public Bank Bhd....................................  12,400   70,861
    QL Resources Bhd...................................  34,300   40,949
    RCE Capital Bhd.................................... 430,500   35,165
    RHB Capital Bhd.................................... 103,709  238,158
*   Sapurakencana Petroleum Bhd........................ 195,143  255,671
    Sarawak Oil Palms Bhd..............................  31,000   61,113
    Scientex BHD.......................................   5,900    8,814
*   Scomi Energy Services Bhd..........................  69,900   17,369
*   Scomi Group Bhd.................................... 335,900   37,150
    Selangor Properties Bhd............................  24,800   35,037
    Shell Refining Co. Federation of Malaya Bhd........  25,800   50,129
    Sime Darby Bhd.....................................  71,219  191,380
    SP Setia Bhd.......................................  19,400   16,661
    Star Publications Malaysia Bhd.....................  37,200   24,285
    Sunway Bhd......................................... 219,800  177,868
    Supermax Corp. Bhd................................. 125,800  109,320
    Syarikat Takaful Malaysia Bhd......................   1,200    3,577

                                     1417

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
MALAYSIA -- (Continued)
    Ta Ann Holdings Bhd................................    40,781 $    50,021
    TA Enterprise Bhd..................................   253,700      56,379
    TA Global Bhd......................................   152,220      13,388
    TAN Chong Motor Holdings BHD.......................   100,000     169,904
    TDM BHD............................................   124,400      32,214
*   Tebrau Teguh Bhd...................................    91,000      33,117
    Telekom Malaysia Bhd...............................    96,800     159,350
    Tenaga Nasional Bhd................................    46,850     165,167
*   TH Heavy Engineering Bhd...........................   191,000      52,403
    TH Plantations Bhd.................................     2,640       1,421
    Top Glove Corp. Bhd................................    77,200     126,730
    Tropicana Corp. Bhd................................     2,700         984
    TSH Resources Bhd..................................   109,400      91,780
    UEM Sunrise Bhd....................................   329,458     203,198
    UMW Holdings Bhd...................................    92,300     326,748
    Unisem M Bhd.......................................   147,200      41,253
    United Plantations BHD.............................    11,300      86,276
    Wah Seong Corp. Bhd................................    52,909      30,376
    WCT Holdings Bhd...................................   161,210     100,217
    WTK Holdings BHD...................................    72,500      26,911
    YNH Property Bhd...................................    99,848      54,298
    YTL Corp. Bhd......................................   967,283     444,345
    YTL Power International Bhd........................   187,000     104,340
    Zhulian Corp. Bhd..................................    45,600      42,474
                                                                  -----------
TOTAL MALAYSIA.........................................            14,991,195
                                                                  -----------
MEXICO -- (1.2%)
    Alfa S.A.B. de C.V. Class A........................   588,810   1,658,917
    Alsea S.A.B. de C.V................................   102,947     307,056
    America Movil S.A.B. de C.V. Series L..............   299,309     319,138
    America Movil S.A.B. de C.V. Series L ADR..........    23,684     503,522
    Arca Continental S.A.B. de C.V.....................   136,212     748,687
*   Axtel S.A.B. de C.V................................   260,900     106,319
    Bolsa Mexicana de Valores S.A.B. de C.V............    78,971     159,430
*   Cemex S.A.B. de C.V................................ 1,794,924   2,218,490
*   Cemex S.A.B. de C.V. Sponsored ADR.................    76,253     943,250
    Cia Minera Autlan S.A.B. de C.V. Series B..........    13,400      10,470
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.......     2,300     244,352
    Compartamos S.A.B. de C.V..........................   106,000     191,409
*   Consorcio ARA S.A.B. de C.V. Series *..............   204,900      80,741
    Controladora Comercial Mexicana S.A.B. de C.V......   116,084     440,414
*   Corp. GEO S.A.B. de C.V. Series B..................   105,000       2,100
    Corp. Moctezuma S.A.B. de C.V. Series *............    73,800     215,209
#*  Desarrolladora Homex S.A.B. de C.V. ADR............     3,686       5,676
    El Puerto de Liverpool S.A.B. de C.V...............    10,156     106,496
*   Empresas ICA S.A.B. de C.V.........................    84,759     163,700
*   Empresas ICA S.A.B. de C.V. Sponsored ADR..........    16,200     124,740
*   Financiera Independencia S.A.B. de C.V.............    32,800      10,791
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR....................................    21,098   1,903,884
#*  Genomma Lab Internacional S.A.B. de C.V.
      Class B..........................................   120,343     296,943
*   Gruma S.A.B. de C.V. Class B.......................    70,384     573,640
*   Gruma S.A.B. de C.V. Sponsored ADR.................       500      16,300
    Grupo Aeroportuario del Centro Norte
      S.A.B. de C.V....................................    34,200     106,149

                                     1418

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
MEXICO -- (Continued)
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR   9,537 $   516,810
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 5,100 574,362 Grupo Aeroportuario del Sureste S.A.B. de
      C.V. Class B.....................................   2,400      27,013
    Grupo Bimbo S.A.B. de C.V. Series A................ 157,200     419,388
    Grupo Carso S.A.B. de C.V. Series A1...............  97,100     507,862
    Grupo Cementos de Chihuahua S.A.B. de C.V..........   1,100       3,241
    Grupo Comercial Chedraui S.A. de C.V...............  65,254     192,532
*   Grupo Famsa S.A.B. de C.V. Class A.................  51,200      80,242
    Grupo Financiero Banorte S.A.B. de C.V............. 252,156   1,591,671
    Grupo Financiero Inbursa S.A.B. de C.V............. 219,640     547,704
    Grupo Financiero Santander Mexico S.A.B. de
      C.V. Class B.....................................   8,100      17,994
    Grupo Herdez S.A.B. de C.V. Series *...............  44,800     139,887
    Grupo Lamosa S.A.B. de C.V.........................  34,239      73,603
    Grupo Mexico S.A.B. de C.V. Series B............... 355,138   1,143,962
*   Grupo Pochteca S.A.B. de C.V.......................   3,616       4,269
*   Grupo Simec S.A.B. de C.V. Series B................  23,900      89,138
*   Grupo Simec S.A.B. de C.V. Sponsored ADR...........   1,049      11,633
    Grupo Televisa S.A.B. Series CPO................... 143,094     831,345
    Grupo Televisa S.A.B. Sponsored ADR................  23,672     687,908
*   Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V............................. 117,000     264,112
    Industrias Bachoco S.A.B. de C.V. Series B.........   1,422       5,028
*   Industrias CH S.A.B. de C.V. Series B..............  40,800     242,530
    Industrias Penoles S.A.B. de C.V...................   5,130     119,351
*   Inmuebles Carso S.A.B. de C.V......................  86,291      85,878
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A.... 111,010     285,120
    Megacable Holdings S.A.B. de C.V...................  34,300     123,489
    Mexichem S.A.B. de C.V............................. 163,737     567,827
*   Minera Frisco S.A.B. de C.V........................  70,600     111,385
*   OHL Mexico S.A.B. de C.V...........................  21,100      51,732
*   Organizacion Soriana S.A.B. de C.V. Class B........ 175,027     499,928
*   Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  20,600     249,529
    Qualitas Controladora S.A.B. de C.V................  36,600      94,141
    TV Azteca S.A.B. de C.V............................ 261,900     165,474
*   Urbi Desarrollos Urbanos S.A.B. de C.V.............  84,222       7,418
    Wal-Mart de Mexico S.A.B. de C.V. Series V......... 133,604     319,575
                                                                -----------
TOTAL MEXICO...........................................          22,110,904
                                                                -----------
NETHERLANDS -- (2.1%)
    Aalberts Industries NV.............................  21,139     660,476
    Accell Group.......................................   4,405      82,003
    Aegon NV(5927375).................................. 168,021   1,464,566
    Aegon NV(007924103)................................  78,384     679,590
*   AFC Ajax NV........................................     546       5,938
    Akzo Nobel NV......................................  30,253   2,175,855
    Akzo Nobel NV Sponsored ADR........................   1,500      36,060
*   AMG Advanced Metallurgical Group NV................   5,989      58,347
    Amsterdam Commodities NV...........................   3,226      70,455
*   APERAM.............................................  13,939     250,058
    Arcadis NV.........................................  10,631     379,720
#   ArcelorMittal(B295F26)............................. 125,783   2,072,904
    ArcelorMittal(B03XPL1).............................  14,754     243,698
    ASM International NV...............................  12,284     410,683
    ASML Holding NV....................................   9,664     817,822

                                     1419

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    BE Semiconductor Industries NV.....................   8,284 $   96,330
    Beter Bed Holding NV...............................   2,192     51,205
    BinckBank NV.......................................  18,266    203,382
    Brunel International NV............................   1,779    104,564
    Corbion NV.........................................   9,443    197,892
    Delta Lloyd NV.....................................  48,408  1,243,639
    Exact Holding NV...................................   1,884     60,379
    Fugro NV...........................................  12,382    647,506
    Gemalto NV.........................................   9,713  1,094,730
*   Grontmij...........................................  11,563     61,306
    Heijmans NV........................................   7,697    125,279
    Heineken NV........................................   5,424    330,461
    Hunter Douglas NV..................................     788     35,863
*   ING Groep NV.......................................  35,589    470,023
#*  ING Groep NV Sponsored ADR......................... 263,004  3,474,283
    KAS Bank NV........................................   3,541     46,642
    Kendrion NV........................................   1,972     62,557
    Koninklijke Ahold NV............................... 116,853  1,945,049
    Koninklijke Ahold NV Sponsored ADR.................     400      6,672
    Koninklijke BAM Groep NV...........................  66,852    342,986
    Koninklijke Boskalis Westminster NV................  15,364    736,705
    Koninklijke DSM NV.................................  23,232  1,537,836
*   Koninklijke KPN NV................................. 250,915    938,850
    Koninklijke Philips NV(500472303)..................  70,516  2,446,905
    Koninklijke Philips NV(5986622)....................  66,468  2,306,049
    Koninklijke Ten Cate NV............................   6,634    212,438
    Koninklijke Vopak NV...............................   6,788    373,072
    Koninklijke Wessanen NV............................  21,473     99,610
    Macintosh Retail Group NV..........................     861      9,750
    Nederland Apparatenfabriek.........................     514     21,462
    Nutreco NV.........................................  14,976    667,615
*   Ordina NV..........................................  19,620     50,148
*   PostNL NV..........................................  89,555    501,304
    Randstad Holding NV................................  23,595  1,496,317
    Reed Elsevier NV...................................  13,665    281,821
    Reed Elsevier NV Sponsored ADR.....................   4,200    173,460
#*  Royal Imtech NV....................................  13,633     38,871
*   SBM Offshore NV....................................  44,105    851,111
    Sligro Food Group NV...............................   3,279    129,978
*   SNS Reaal NV.......................................  38,309         --
    Telegraaf Media Groep NV...........................   4,962     51,323
    TKH Group NV.......................................   6,957    239,037
    TNT Express NV.....................................  75,940    668,983
*   TomTom NV..........................................  29,467    204,162
    Unilever NV(B12T3J1)...............................   2,976    111,040
    Unilever NV(904784709).............................  12,294    459,058
    Unit4 NV...........................................   5,226    271,393
    USG People NV......................................  19,791    310,064
    Wolters Kluwer NV..................................  38,729  1,068,534

                                     1420

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
NETHERLANDS -- (Continued)
    Ziggo NV...........................................  11,269 $   489,411
                                                                -----------
TOTAL NETHERLANDS......................................          36,755,230
                                                                -----------
NEW ZEALAND -- (0.2%)
*   A2 Corp., Ltd......................................  18,321      13,587
    Air New Zealand, Ltd...............................  83,326     115,042
    Auckland International Airport, Ltd................ 251,290     740,677
*   Bathurst Resources, Ltd............................  47,311       7,436
    Chorus, Ltd........................................  30,341      34,313
    Chorus, Ltd. ADR...................................   2,187      12,160
    Contact Energy, Ltd................................  77,371     322,391
*   Diligent Board Member Services, Inc................   2,839       9,939
    Ebos Group, Ltd....................................   2,762      21,791
    Fisher & Paykel Healthcare Corp., Ltd..............  49,486     162,178
    Fletcher Building, Ltd.(6341606)...................  68,043     498,424
    Fletcher Building, Ltd.(6341617)...................  12,299      91,286
    Freightways, Ltd...................................   8,295      31,193
    Hallenstein Glasson Holdings, Ltd..................     609       1,552
    Infratil, Ltd......................................  73,154     130,010
    Kathmandu Holdings, Ltd............................   9,448      24,082
    Mainfreight, Ltd...................................  14,201     150,415
    New Zealand Oil & Gas, Ltd.........................  63,818      39,797
    New Zealand Refining Co., Ltd. (The)...............   1,518       2,467
    Nuplex Industries, Ltd.............................  37,267     101,190
    NZX, Ltd...........................................  14,855      15,083
    PGG Wrightson, Ltd.................................   8,757       2,997
    Port of Tauranga, Ltd..............................  16,991     199,073
    Restaurant Brands New Zealand, Ltd.................   7,686      17,099
    Ryman Healthcare, Ltd..............................  48,303     308,493
    Sanford Ltd........................................  12,229      44,475
    Sky Network Television, Ltd........................  36,345     169,485
    SKYCITY Entertainment Group, Ltd...................  84,443     264,303
    Telecom Corp. of New Zealand, Ltd..................  81,047     153,701
    Tower, Ltd.........................................  34,208      48,312
    Trade Me Group Ltd.................................   3,087      10,186
    TrustPower, Ltd....................................  13,045      70,199
    Vector, Ltd........................................  28,655      58,530
    Warehouse Group, Ltd. (The)........................  19,445      56,783
*   Xero, Ltd..........................................     124       4,157
                                                                -----------
TOTAL NEW ZEALAND......................................           3,932,806
                                                                -----------
NORWAY -- (0.8%)
#   ABG Sundal Collier Holding ASA.....................  85,601      68,467
*   Agasti Holding ASA.................................  94,082      25,529
    Aker ASA Class A...................................   5,345     160,207
    Aker Solutions ASA.................................  13,798     211,921
*   Algeta ASA.........................................     999      57,303
*   Archer, Ltd........................................  44,501      38,354
    Atea ASA...........................................  11,808     109,160
    Austevoll Seafood ASA..............................  25,809     149,297
    Bakkafrost P/F.....................................   1,000      14,949
    Bonheur ASA........................................   2,286      45,430

                                     1421

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
    BW Offshore, Ltd................................... 101,935 $  112,154
*   BWG Homes ASA......................................  13,773     23,299
    Cermaq ASA.........................................  11,307    115,301
*   Deep Sea Supply PLC................................  23,563     39,209
*   Det Norske Oljeselskap ASA.........................   4,455     45,129
    DNB ASA............................................  77,190  1,310,861
*   DNO International ASA.............................. 107,000    349,257
*   DOF ASA............................................  10,562     52,278
    Ekornes ASA........................................   3,811     49,623
#*  Electromagnetic GeoServices A.S....................  12,748     14,192
    Eltek ASA..........................................  90,615    107,884
    Evry ASA...........................................   1,921      3,037
    Farstad Shipping ASA...............................   1,296     26,825
    Fred Olsen Energy ASA..............................   3,872    140,298
*   Frontline, Ltd.....................................   5,865     24,713
    Ganger Rolf ASA....................................   2,992     57,209
    Gjensidige Forsikring ASA..........................  16,151    310,430
    Golar LNG, Ltd.....................................   3,007    106,779
#   Golden Ocean Group Ltd.............................  57,922    120,633
*   Grieg Seafood ASA..................................   4,605     18,378
*   Hoegh LNG Holdings, Ltd............................   3,672     28,174
*   Hurtigruten ASA....................................  45,655     33,989
*   Kongsberg Automotive Holding ASA................... 118,714    110,774
    Kongsberg Gruppen A.S..............................   2,160     44,251
    Kvaerner ASA.......................................  42,055     80,644
    Leroey Seafood Group ASA...........................   3,689    111,817
    Marine Harvest ASA.................................  51,410    592,592
#*  Nordic Semiconductor ASA...........................  18,887     90,267
    Norsk Hydro ASA.................................... 128,798    585,959
    Norsk Hydro ASA Sponsored ADR......................     800      3,672
*   Norske Skogindustrier ASA..........................  49,653     43,052
    Northern Offshore, Ltd.............................  17,133     26,896
#*  Norwegian Air Shuttle A.S..........................   5,579    181,993
#*  Norwegian Energy Co. ASA........................... 210,708      5,048
*   Odfjell SE Class A.................................   2,716     19,911
    Opera Software ASA.................................   7,998    109,348
    Orkla ASA.......................................... 103,271    803,921
*   Panoro Energy ASA..................................  83,120     40,724
    Petroleum Geo-Services ASA.........................  38,266    397,015
*   PhotoCure ASA......................................   1,301      5,335
    Prosafe SE.........................................  13,819     92,197
*   Q-Free ASA.........................................   7,768     17,426
*   REC Silicon ASA.................................... 403,112    176,292
*   REC Solar ASA......................................   5,399     80,846
*   Salmar ASA.........................................   1,461     17,891
    Schibsted ASA......................................   3,700    216,865
    Seadrill, Ltd......................................  11,860    426,062
#*  Sevan Drilling A.S.................................  53,462     36,423
*   Sevan Marine ASA...................................   7,182     25,186
*   Siem Offshore, Inc.................................  52,788     82,350
    Solstad Offshore ASA...............................     465      8,569
#*  Songa Offshore.....................................  32,356     14,651
    SpareBank 1 SMN....................................  19,156    179,537

                                     1422

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
NORWAY -- (Continued)
    SpareBank 1 SR Bank ASA............................    11,245 $   109,221
    Statoil ASA........................................    24,923     590,691
    Statoil ASA Sponsored ADR..........................    50,912   1,207,123
    Stolt-Nielsen, Ltd.................................     4,090     120,831
*   Storebrand ASA.....................................    94,746     565,976
    Subsea 7 SA........................................    40,253     693,717
    Telenor ASA........................................    17,451     363,046
    TGS Nopec Geophysical Co. ASA......................     4,512     117,079
    Tomra Systems ASA..................................    16,200     138,653
    TTS Group ASA......................................     1,076       1,055
    Veidekke ASA.......................................     6,564      49,403
    Veripos, Inc.......................................     3,564      21,053
    Wilh Wilhelmsen ASA................................    13,121     119,929
    Wilh Wilhelmsen Holding ASA Class A................     3,396     108,607
#   Yara International ASA.............................    17,535     724,152
                                                                  -----------
TOTAL NORWAY...........................................            13,528,319
                                                                  -----------
PERU -- (0.0%)
    Cia de Minas Buenaventura SAA ADR..................     1,800      22,320
    Credicorp, Ltd.....................................     3,175     418,846
                                                                  -----------
TOTAL PERU.............................................               441,166
                                                                  -----------
PHILIPPINES -- (0.4%)
    Aboitiz Equity Ventures, Inc.......................    96,000     109,822
    Aboitiz Power Corp.................................   248,200     195,799
    Alliance Global Group, Inc.........................   954,600     568,824
    Atlas Consolidated Mining & Development............    82,100      28,874
    Ayala Corp.........................................    36,220     418,568
    Ayala Land, Inc....................................   354,100     203,939
    Bank of the Philippine Islands.....................   208,355     407,440
    BDO Unibank, Inc...................................   208,945     363,139
*   Belle Corp.........................................   565,000      66,798
    Cebu Air, Inc......................................    39,000      42,537
    China Banking Corp.................................    74,877      96,816
    DMCI Holdings, Inc.................................   172,530     226,640
    EEI Corp...........................................    32,000       7,012
*   Empire East Land Holdings, Inc..................... 1,000,000      20,245
    Energy Development Corp............................ 1,205,500     139,622
    Filinvest Land, Inc................................ 2,923,000      84,428
    First Gen Corp.....................................   170,000      58,633
    First Philippine Holdings Corp.....................    75,400     105,925
*   Global-Estate Resorts, Inc.........................   202,000       5,975
    Globe Telecom, Inc.................................     5,830     219,199
    International Container Terminal Services, Inc.....    91,130     197,575
    JG Summit Holdings, Inc............................    12,100      10,461
    Jollibee Foods Corp................................    30,800     103,017
    Lafarge Republic, Inc..............................   270,509      53,661
*   Lepanto Consolidated Mining........................   269,000       2,467
    Lopez Holdings Corp................................   511,000      48,722
    Manila Electric Co.................................    11,290      64,392
    Manila Water Co., Inc..............................   100,000      50,835
    Megaworld Corp..................................... 3,054,000     239,788

                                     1423

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
PHILIPPINES -- (Continued)
    Metro Pacific Investments Corp.....................  1,038,000 $   98,374
    Metropolitan Bank & Trust..........................    240,597    401,877
    Pepsi-Cola Products Philippines, Inc...............    129,700     12,369
    Philippine Long Distance Telephone Co.
      Sponsored ADR....................................      1,000     59,580
*   Philippine National Bank...........................     84,145    157,116
    Philippine Stock Exchange, Inc.....................        312      2,065
    Philodrill Corp.................................... 18,100,000     14,047
    Philweb Corp.......................................     57,200      9,954
    RFM Corp...........................................    196,000     22,921
    Rizal Commercial Banking Corp......................     71,000     67,825
    Robinsons Land Corp................................    367,700    160,982
    San Miguel Corp....................................     56,330     69,233
    Security Bank Corp.................................    103,824    259,117
    Semirara Mining Corp...............................     11,880     83,868
    SM Investments Corp................................     10,050    155,452
    SM Prime Holdings, Inc.............................    606,126    206,979
*   Top Frontier Investment Holdings, Inc..............      3,465      5,505
    Union Bank Of Philippines, Inc.....................     42,900    118,532
    Universal Robina Corp..............................    168,610    438,882
    Vista Land & Lifescapes, Inc.......................    555,900     63,672
                                                                   ----------
TOTAL PHILIPPINES......................................             6,549,503
                                                                   ----------
POLAND -- (0.4%)
*   Agora SA...........................................      9,107     28,434
*   AmRest Holdings SE.................................      2,020     56,502
    Asseco Poland SA...................................     17,255    251,460
    Bank Handlowy w Warszawie SA.......................      6,525    213,190
*   Bank Millennium SA.................................    101,959    262,073
    Bank Pekao SA......................................      5,415    317,872
*   Bioton SA..........................................      9,806     11,611
*   Boryszew SA........................................    214,660     36,048
    Budimex SA.........................................      1,885     80,634
    CCC SA.............................................      1,963     74,032
*   Ciech SA...........................................     10,050     98,697
*   Cinema City International NV.......................         36        388
*   Cyfrowy Polsat SA..................................      6,007     37,550
*   Echo Investment SA.................................     73,042    146,914
    Emperia Holding SA.................................      2,574     57,933
    Enea SA............................................     20,750     82,261
    Eurocash SA........................................     12,021    156,059
*   Famur SA...........................................      6,474     10,243
*   Farmacol SA........................................      2,588     48,366
    Getin Holding SA...................................     67,301     86,236
*   Getin Noble Bank SA................................    192,131    189,337
    Grupa Azoty SA.....................................      3,245     53,865
    Grupa Kety SA......................................      1,179     80,446
*   Grupa Lotos SA.....................................     18,333    204,988
*   Impexmetal SA......................................     16,373     17,283
*   ING Bank Slaski SA.................................      3,600    136,248
*   Inter Cars SA......................................      1,521     98,366
    Jastrzebska Spolka Weglowa SA......................      4,685     68,520
*   Kernel Holding SA..................................     11,292    136,136
    KGHM Polska Miedz SA...............................     12,051    417,710

                                     1424

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
POLAND -- (Continued)
    Kopex SA...........................................     7,393 $   31,400
*   LC Corp. SA........................................    51,834     26,632
    LPP SA.............................................        54    150,623
    Lubelski Wegiel Bogdanka SA........................     4,305    170,739
    mBank..............................................     1,468    237,087
*   Netia SA...........................................    76,189    117,593
    Orbis SA...........................................     4,643     57,807
    Pelion SA..........................................     1,918     53,771
    PGE SA.............................................    78,607    410,751
*   Polimex-Mostostal SA...............................   147,517      6,054
    Polski Koncern Naftowy Orlen SA....................    49,567    608,461
    Polskie Gornictwo Naftowe i Gazownictwo SA.........    73,242    107,570
    Powszechna Kasa Oszczednosci Bank Polski SA........    54,530    704,771
    Powszechny Zaklad Ubezpieczen SA...................     1,141    149,146
*   Rafako SA..........................................     2,291      4,613
*   Rovese SA..........................................    67,230     44,250
*   Sygnity SA.........................................     4,962     31,657
    Synthos SA.........................................   105,358    168,979
    Tauron Polska Energia SA...........................    57,260     77,581
    Telekomunikacja Polska SA..........................    70,351    234,227
    TVN SA.............................................     5,494     27,049
                                                                  ----------
TOTAL POLAND...........................................            6,880,163
                                                                  ----------
PORTUGAL -- (0.3%)
    Altri SGPS SA......................................    25,236     85,606
#*  Banco BPI SA.......................................   117,003    237,672
*   Banco Comercial Portugues SA....................... 2,664,352    594,681
*   Banco Espirito Santo SA............................   462,423    701,455
    EDP--Energias de Portugal SA.......................    84,666    317,855
*   EDP Renovaveis SA..................................    53,361    307,082
    Galp Energia SGPS SA...............................    17,799    275,178
    Jeronimo Martins SGPS SA...........................    14,138    241,717
    Mota-Engil SGPS SA.................................    17,204    108,269
    Portucel SA........................................    45,738    189,846
    Portugal Telecom SGPS SA...........................   129,611    569,703
    REN--Redes Energeticas Nacionais SGPS SA...........    31,626    107,111
    Semapa-Sociedade de Investimento e Gestao..........    14,845    198,314
    Sonae..............................................   226,544    356,570
*   Sonae Industria SGPS SA............................    24,422     25,229
    Sonaecom--SGPS SA..................................    28,627     91,696
    Teixeira Duarte SA.................................    10,538     14,748
    ZON OPTIMUS SGPS SA................................    21,828    145,898
                                                                  ----------
TOTAL PORTUGAL.........................................            4,568,630
                                                                  ----------
RUSSIA -- (0.6%)
*   Etalon Group, Ltd. GDR.............................     5,893     26,461
    Eurasia Drilling Co., Ltd. GDR.....................     7,048    243,530
    Federal Hydrogenerating Co. JSC ADR................   218,605    341,112
    Gazprom OAO Sponsored ADR..........................   488,525  4,023,018
    Globaltrans Investment P.L.C. GDR..................     6,002     79,533
*   Integra Group Holdings GDR.........................       510      8,109
    Lukoil OAO Sponsored ADR...........................    34,765  1,973,740

                                     1425

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
RUSSIA -- (Continued)
*   Magnitogorsk Iron & Steel Works GDR................  23,119 $    60,360
    Mail.ru Group, Ltd. GDR............................   2,256      84,178
#*  Mechel Sponsored ADR...............................  32,520      63,089
    MMC Norilsk Nickel OJSC ADR........................  14,352     218,049
    Novolipetsk Steel OJSC GDR.........................   7,015     100,844
    Phosagro OAO GDR...................................   1,329      13,543
*   PIK Group GDR......................................  13,885      26,816
    Polymetal International P.L.C......................   4,300      40,465
    Rosneft OAO GDR....................................  77,152     527,658
    Rostelecom OJSC Sponsored ADR......................   1,246      23,307
    Sberbank of Russia Sponsored ADR................... 139,257   1,503,306
    Severstal OAO GDR..................................  32,370     261,670
    Tatneft OAO Sponsored ADR..........................  26,865     886,045
    TMK OAO GDR........................................   5,886      64,974
    Uralkali OJSC GDR..................................  12,598     305,398
    VimpelCom, Ltd. Sponsored ADR......................  22,146     214,595
    VTB Bank OJSC GDR.................................. 110,386     279,747
*   X5 Retail Group NV GDR.............................  11,616     195,526
                                                                -----------
TOTAL RUSSIA...........................................          11,565,073
                                                                -----------
SINGAPORE -- (1.0%)
*   Abterra, Ltd.......................................  32,000      15,787
    Amara Holdings, Ltd................................  25,000      10,223
    Amtek Engineering, Ltd.............................  29,000      11,254
    ASL Marine Holdings, Ltd...........................  32,200      17,921
#*  Ausgroup, Ltd...................................... 184,000      34,984
    Banyan Tree Holdings, Ltd..........................  54,000      25,553
#   Biosensors International Group, Ltd................ 206,000     139,193
    Bonvests Holdings, Ltd.............................  22,000      19,992
    Boustead Singapore, Ltd............................  50,000      64,751
    Breadtalk Group, Ltd...............................  27,000      19,451
*   Broadway Industrial Group, Ltd.....................  49,000       9,031
    Bukit Sembawang Estates, Ltd.......................  22,000      97,069
    Bund Center Investment, Ltd........................ 259,000      41,657
    CapitaLand, Ltd.................................... 381,500     821,700
    CH Offshore, Ltd...................................  60,000      19,773
#   China Aviation Oil Singapore Corp., Ltd............  28,000      22,598
    China Merchants Holdings Pacific, Ltd..............  26,000      18,175
    Chip Eng Seng Corp., Ltd........................... 158,000      85,917
    City Developments, Ltd.............................  59,000     402,931
    ComfortDelGro Corp., Ltd........................... 189,000     285,633
    Cosco Corp. Singapore, Ltd......................... 240,000     131,678
    CSC Holdings, Ltd..................................  97,000       7,168
    CSE Global, Ltd.................................... 137,000      67,773
    CWT, Ltd...........................................  40,000      40,609
    DBS Group Holdings, Ltd............................ 128,035   1,653,504
    Elec & Eltek International Co., Ltd................   5,000       8,147
    Eu Yan Sang International, Ltd.....................  10,000       6,099
    Ezion Holdings, Ltd................................ 128,400     225,965
*   Ezra Holdings, Ltd................................. 185,200     140,229
    Far East Orchard, Ltd..............................  34,076      45,158
    First Resources, Ltd............................... 104,000     162,261
    FJ Benjamin Holdings, Ltd..........................  34,000       5,342

                                     1426

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
SINGAPORE -- (Continued)
    Food Empire Holdings, Ltd..........................    19,000 $  7,930
*   Forterra Trust.....................................     8,000   12,930
    Fragrance Group, Ltd...............................   146,000   24,514
*   Gallant Venture, Ltd...............................   119,000   24,356
    Genting Singapore P.L.C............................   135,000  145,370
    Global Logistic Properties, Ltd....................    20,000   43,775
    GMG Global, Ltd....................................   775,000   58,799
    Golden Agri-Resources, Ltd......................... 1,085,000  440,583
    Goodpack, Ltd......................................    61,000   89,804
    Great Eastern Holdings, Ltd........................     4,000   54,965
    GuocoLand, Ltd.....................................    69,666  120,168
    GuocoLeisure, Ltd..................................    75,000   48,419
*   Healthway Medical Corp., Ltd.......................   221,000   11,351
    Hi-P International, Ltd............................   139,000   58,185
    Hiap Hoe, Ltd......................................    39,000   24,310
    Ho Bee Land, Ltd...................................   102,000  160,069
    Hong Fok Corp., Ltd................................   109,200   57,306
    Hong Leong Asia, Ltd...............................    42,000   42,819
    Hongkong Land Holdings, Ltd........................    22,000  132,428
    Hotel Grand Central, Ltd...........................    33,304   27,091
    Hotel Properties, Ltd..............................    65,000  152,309
    HTL International Holdings, Ltd....................    66,000   15,128
    Hutchison Port Holdings Trust......................   521,000  345,761
    Hyflux, Ltd........................................   140,000  125,608
    Indofood Agri Resources, Ltd.......................   175,000  105,157
    InnoTek, Ltd.......................................    46,000   11,302
#*  International Healthway Corp., Ltd.................    18,186    4,596
    IPC Corp., Ltd.....................................    72,000    8,654
    Jardine Cycle & Carriage, Ltd......................     5,000  136,549
    Jaya Holdings, Ltd.................................    54,000   32,568
    K-Green Trust......................................    40,000   31,434
    K1 Ventures, Ltd...................................   375,000   55,585
    Keppel Corp., Ltd..................................    33,000  268,739
    Keppel Land, Ltd...................................   147,000  363,060
    Keppel Telecommunications & Transportation, Ltd....    10,000   14,136
    Koh Brothers Group, Ltd............................    48,000   11,214
    Lee Kim Tah Holdings, Ltd..........................    18,000   12,996
    Lian Beng Group, Ltd...............................   112,000   46,018
*   LionGold Corp., Ltd................................    47,000    5,431
    Low Keng Huat Singapore, Ltd.......................    66,000   35,382
    M1, Ltd............................................    31,000   81,496
*   Manhattan Resources, Ltd...........................    32,000    8,325
    Marco Polo Marine, Ltd.............................    72,000   21,179
#*  Memstar Technology, Ltd............................   175,000   16,129
    Mewah International, Inc...........................   113,000   41,218
    Midas Holdings, Ltd................................   291,000  104,763
    Nam Cheong, Ltd....................................   298,000   74,352
#*  Neptune Orient Lines, Ltd..........................   223,000  176,280
    Noble Group, Ltd...................................   655,000  486,013
    NSL, Ltd...........................................    12,000   16,218
*   Oceanus Group, Ltd.................................   461,000    7,503
#   Olam International, Ltd............................   362,000  418,946
#   OSIM International, Ltd............................    49,000   90,720

                                     1427

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
*   Otto Marine, Ltd................................... 160,500 $    9,669
    OUE, Ltd...........................................  85,000    157,971
    Oversea-Chinese Banking Corp., Ltd................. 128,296    932,180
    Pan-United Corp., Ltd..............................  17,000     12,007
    Petra Foods, Ltd...................................   3,000      7,578
    Popular Holdings, Ltd..............................  34,000      6,267
    QAF, Ltd...........................................  27,167     17,069
*   Raffles Education Corp., Ltd....................... 153,370     32,905
    Raffles Medical Group, Ltd.........................  12,000     28,176
    Rotary Engineering, Ltd............................  55,000     27,166
*   S I2I, Ltd......................................... 468,000      4,428
    SATS, Ltd..........................................  79,870    195,816
    SBS Transit, Ltd...................................  11,500     11,735
    See Hup Seng, Ltd..................................  18,000      4,382
    SembCorp Industries, Ltd...........................  66,000    270,961
#   SembCorp Marine, Ltd...............................  30,000     95,298
    SIA Engineering Co., Ltd...........................  10,000     38,597
    Sim Lian Group, Ltd................................  42,000     25,149
    Sinarmas Land, Ltd................................. 304,000    110,617
    Sing Holdings, Ltd.................................  16,000      4,633
    Singapore Airlines, Ltd............................  84,000    630,430
    Singapore Exchange, Ltd............................  26,000    139,236
    Singapore Land, Ltd................................  29,000    179,101
    Singapore Post, Ltd................................ 135,000    141,351
    Singapore Press Holdings, Ltd......................  46,000    143,928
    Singapore Technologies Engineering, Ltd............  48,000    142,166
    Singapore Telecommunications, Ltd.................. 209,000    576,592
*   Sino Grandness Food Industry Group, Ltd............  56,000     29,303
#   SMRT Corp., Ltd....................................  69,000     61,873
    Stamford Land Corp., Ltd........................... 150,000     68,045
    StarHub, Ltd.......................................  22,000     73,527
    Sunningdale Tech, Ltd..............................  65,000      7,532
*   SunVic Chemical Holdings, Ltd......................  69,000     34,527
#   Super Group, Ltd...................................  83,000    241,612
    Swiber Holdings, Ltd............................... 141,000     70,139
    Swissco Holdings, Ltd..............................  28,000      7,334
    Tat Hong Holdings, Ltd............................. 151,000     96,932
*   Tiger Airways Holdings, Ltd........................  87,600     29,057
    Tiong Woon Corp. Holding, Ltd......................  31,000      8,269
*   Triyards holdings, Ltd.............................  18,520      9,538
    Tuan Sing Holdings, Ltd............................ 136,107     29,801
    UMS Holdings, Ltd..................................  56,000     25,855
    United Engineers, Ltd.............................. 114,000    154,921
#   United Envirotech, Ltd............................. 104,000     97,630
    United Industrial Corp., Ltd....................... 113,000    259,210
    United Overseas Bank, Ltd..........................  70,190  1,097,547
    UOB-Kay Hian Holdings, Ltd.........................  68,000     86,893
    UOL Group, Ltd.....................................  95,000    435,086
    UPP Holdings, Ltd..................................  64,000     12,523
*   Vard Holdings, Ltd.................................  96,000     61,663
    Venture Corp., Ltd.................................  71,000    411,323
    Vibrant Group, Ltd................................. 117,000      9,608
    Wee Hur Holdings, Ltd.............................. 112,500     30,426

                                     1428

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SINGAPORE -- (Continued)
    Wheelock Properties Singapore, Ltd.................  40,000 $    49,392
    Wilmar International, Ltd.......................... 154,000     376,049
    Wing Tai Holdings, Ltd............................. 108,221     146,586
#   Yeo Hiap Seng, Ltd.................................   7,068      11,828
    Yongnam Holdings, Ltd.............................. 333,000      59,850
                                                                -----------
TOTAL SINGAPORE........................................          17,606,754
                                                                -----------
SOUTH AFRICA -- (1.3%)
    Adcock Ingram Holdings, Ltd........................  22,992     139,600
    Adcorp Holdings, Ltd...............................  10,635      29,729
    Advtech, Ltd.......................................  35,787      25,585
    Aeci, Ltd..........................................  31,955     371,832
    Afgri, Ltd......................................... 106,485      64,343
#   African Bank Investments, Ltd...................... 119,032     114,838
    African Oxygen, Ltd................................  21,153      37,156
    African Rainbow Minerals, Ltd......................  26,932     532,300
    Allied Electronics Corp., Ltd......................   8,984      18,817
*   Anglo American Platinum, Ltd.......................   3,203     127,932
    AngloGold Ashanti, Ltd.............................   2,804      40,836
    AngloGold Ashanti, Ltd. Sponsored ADR..............  30,202     442,157
*   ArcelorMittal South Africa, Ltd....................  37,213     127,725
    Aspen Pharmacare Holdings, Ltd.....................  16,002     362,852
    Assore, Ltd........................................   2,714      98,062
    Astral Foods, Ltd..................................   6,105      47,951
*   Aveng, Ltd.........................................  91,367     193,515
    AVI, Ltd...........................................  63,516     294,543
    Barclays Africa Group, Ltd.........................  32,573     382,003
    Barloworld, Ltd....................................  54,414     512,218
    Basil Read Holdings, Ltd...........................  24,073      16,227
    Bidvest Group, Ltd.................................  27,744     620,650
    Blue Label Telecoms, Ltd...........................  41,700      32,866
*   Brait SE...........................................  68,208     295,082
    Business Connexion Group, Ltd......................  66,747      31,168
    Capitec Bank Holdings, Ltd.........................   8,651     146,769
    Cashbuild, Ltd.....................................   6,497      80,091
    Caxton and CTP Publishers and Printers, Ltd........   3,193       5,182
    City Lodge Hotels, Ltd.............................   2,425      27,962
    Clicks Group, Ltd..................................  22,044     113,134
*   Consolidated Infrastructure Group, Ltd.............     808       1,597
    Coronation Fund Managers, Ltd......................  19,518     140,205
    DataTec, Ltd.......................................  39,062     166,949
    Discovery, Ltd.....................................  34,939     236,299
    Distell Group, Ltd.................................   1,845      23,419
    Distribution and Warehousing Network, Ltd..........  53,514      44,838
    DRDGOLD, Ltd.......................................  84,168      32,970
    EOH Holdings, Ltd..................................  15,831     112,229
    Eqstra Holdings, Ltd...............................  14,728       9,180
*   Evraz Highveld Steel and Vanadium, Ltd.............   4,215       6,363
    Exxaro Resources, Ltd..............................  14,577     196,782
    Famous Brands, Ltd.................................   2,617      23,596
    FirstRand, Ltd..................................... 168,909     474,977
    Foschini Group, Ltd. (The).........................  24,805     207,786
    Gold Fields, Ltd...................................   4,836      16,763

                                     1429

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH AFRICA -- (Continued)
    Gold Fields, Ltd. Sponsored ADR.................... 160,895 $  559,915
    Grindrod, Ltd......................................  95,751    218,187
    Group Five, Ltd....................................  29,546    105,450
    Growthpoint Properties, Ltd........................ 110,292    219,830
    Harmony Gold Mining Co., Ltd.......................   5,445     15,564
    Harmony Gold Mining Co., Ltd. Sponsored ADR........  70,283    202,415
    Hudaco Industries, Ltd.............................   8,650     82,533
*   Hulamin, Ltd.......................................   9,590      5,555
    Iliad Africa, Ltd..................................   2,000      1,071
    Illovo Sugar, Ltd..................................  50,775    122,935
    Impala Platinum Holdings, Ltd......................  52,981    553,478
    Imperial Holdings, Ltd.............................  47,916    798,900
    Investec, Ltd......................................  33,743    216,158
    JD Group, Ltd......................................  32,550     82,529
    JSE, Ltd...........................................  17,413    129,850
    Kumba Iron Ore, Ltd................................     468     19,022
    Lewis Group, Ltd...................................  25,332    136,820
    Liberty Holdings, Ltd..............................  26,840    276,606
    Life Healthcare Group Holdings, Ltd................  56,758    181,507
    Massmart Holdings, Ltd.............................   2,482     27,064
    Mediclinic International, Ltd......................  50,950    328,060
*   Merafe Resources, Ltd.............................. 389,559     35,037
    Metair Investments, Ltd............................  25,311     98,804
    MMI Holdings, Ltd.................................. 230,172    489,043
    Mondi, Ltd.........................................  24,210    367,942
    Mpact, Ltd.........................................  26,884     60,365
    Mr Price Group, Ltd................................  19,122    236,834
    MTN Group, Ltd.....................................  48,314    862,760
*   Murray & Roberts Holdings, Ltd.....................  94,705    211,399
    Nampak, Ltd........................................ 124,408    389,993
    Naspers, Ltd. Class N..............................   9,419    969,002
    Nedbank Group, Ltd.................................  29,201    508,941
    Netcare, Ltd....................................... 120,789    242,264
*   Northam Platinum, Ltd..............................  52,429    196,410
    Oceana Group, Ltd..................................   2,261     17,043
    Omnia Holdings, Ltd................................  14,984    278,166
    Peregrine Holdings, Ltd............................  23,080     33,741
    Pick n Pay Stores, Ltd.............................  14,103     57,735
    Pinnacle Holdings, Ltd.............................  38,098     73,443
    Pioneer Foods, Ltd.................................  16,853    133,950
    PPC, Ltd...........................................  38,190    102,413
    PSG Group, Ltd.....................................  41,983    300,340
    Raubex Group, Ltd..................................  27,230     56,083
*   RCL Foods, Ltd.....................................  37,465     54,508
    Reunert, Ltd.......................................  36,593    210,679
*   Royal Bafokeng Platinum, Ltd.......................   3,603     20,320
    Sanlam, Ltd........................................ 202,244    870,039
    Santam, Ltd........................................   4,312     68,879
*   Sappi, Ltd......................................... 100,144    309,936
*   Sappi, Ltd. Sponsored ADR..........................  35,009    105,027
    Sasol, Ltd. Sponsored ADR..........................  29,991  1,445,266
    Shoprite Holdings, Ltd.............................   9,883    127,378
    Sibanye Gold, Ltd..................................   4,836      6,861

                                     1430

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH AFRICA -- (Continued)
    Sibanye Gold, Ltd. Sponsored ADR...................  20,552 $   118,585
    Spar Group, Ltd. (The).............................  13,033     140,741
    Spur Corp., Ltd....................................  10,572      29,742
    Standard Bank Group, Ltd...........................  88,158     931,610
*   Stefanutti Stocks Holdings, Ltd....................  21,041      18,340
    Steinhoff International Holdings, Ltd.............. 190,415     786,553
    Sun International, Ltd.............................   4,923      43,511
*   Super Group, Ltd...................................  80,896     198,516
*   Telkom SA SOC, Ltd.................................  35,335      96,262
*   Telkom SA SOC, Ltd. Sponsored ADR..................   1,800      19,818
    Tiger Brands, Ltd..................................   7,899     189,526
*   Times Media Group, Ltd.............................     254         444
    Tongaat Hulett, Ltd................................  23,776     259,531
    Trencor, Ltd.......................................  20,950     135,567
    Truworths International, Ltd.......................  27,314     180,165
    Tsogo Sun Holdings, Ltd............................  43,296     101,091
    Vodacom Group, Ltd.................................   6,820      72,207
    Wilson Bayly Holmes-Ovcon, Ltd.....................  12,652     167,173
    Woolworths Holdings, Ltd...........................  37,736     206,231
                                                                -----------
TOTAL SOUTH AFRICA.....................................          23,946,741
                                                                -----------
SOUTH KOREA -- (3.8%)
*   3S Korea Co., Ltd..................................   3,180      12,402
*   Actoz Soft Co., Ltd................................     735      24,886
*   Advanced Process Systems Corp......................   4,039      34,798
    Aekyung Petrochemical Co., Ltd.....................     652      33,214
    Agabang&Company....................................   8,724      40,604
    Ahnlab, Inc........................................     492      28,280
    AK Holdings, Inc...................................   1,160      42,208
    Amorepacific Corp..................................     132     124,074
    AMOREPACIFIC Group.................................     563     247,127
    Anapass, Inc.......................................   1,105      12,754
*   Asia Cement Co., Ltd...............................     566      46,693
    ASIA Holdings Co., Ltd,............................     247      31,937
    Asia Paper Manufacturing Co., Ltd..................     600      10,885
*   Asiana Airlines, Inc...............................  22,240     111,308
    AtlasBX Co., Ltd...................................   2,108      79,872
*   Basic House Co., Ltd. (The)........................   1,300      30,645
    Binggrae Co., Ltd..................................   1,160      97,284
    Boryung Pharmaceutical Co., Ltd....................     294       8,829
    BS Financial Group, Inc............................  39,050     574,269
    Bukwang Pharmaceutical Co., Ltd....................   3,854      49,554
    Capro Corp.........................................   5,800      29,975
*   Celltrion Pharm, Inc...............................   2,035      22,508
    Celltrion, Inc.....................................   2,567     107,595
*   Chabio & Diostech Co., Ltd.........................   3,843      41,060
    Cheil Industries, Inc..............................   8,679     603,456
*   Cheil Worldwide, Inc...............................   9,650     250,867
*   Chin Hung International, Inc.......................  11,856      17,446
*   China Ocean Resources Co., Ltd.....................  12,390      35,980
*   Chong Kun Dang Pharmaceutical Corp.................   2,545     165,014
    Chongkundang Holdings Corp.........................     984      41,598
    CJ CGV Co., Ltd....................................   1,710      76,810

                                     1431

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    CJ CheilJedang Corp................................  1,826 $449,630
    CJ Corp............................................  3,789  415,540
*   CJ E&M Corp........................................  3,221  100,764
*   CJ Korea Express Co., Ltd..........................  1,607  159,215
    CJ O Shopping Co., Ltd.............................    170   63,697
*   CNK International Co., Ltd.........................  7,639   24,268
*   Cosmochemical Co., Ltd.............................  3,760   24,339
    Coway Co., Ltd.....................................  4,198  272,043
    Crown Confectionery Co., Ltd.......................     44   13,565
*   CTC BIO, Inc.......................................  1,039   17,773
*   D.I Corp...........................................  5,590   57,973
    Dae Han Flour Mills Co., Ltd.......................    349   47,222
    Dae Won Kang Up Co., Ltd...........................  9,910   62,416
    Dae-Il Corp........................................  7,510   31,022
    Daechang Co., Ltd.................................. 10,260    9,309
    Daeduck Electronics Co............................. 11,360   82,078
    Daeduck GDS Co., Ltd...............................  4,570   68,024
    Daegu Department Store.............................    480    8,916
*   Daekyung Machinery & Engineering Co., Ltd..........  4,760    7,275
    Daelim Industrial Co., Ltd.........................  6,172  472,153
    Daesang Corp.......................................  4,120  135,006
    Daesang Holdings Co., Ltd..........................  1,170    8,744
    Daewon Pharmaceutical Co., Ltd.....................  2,131   24,575
*   Daewoo Engineering & Construction Co., Ltd......... 28,310  179,233
    Daewoo International Corp..........................  3,736  142,319
    Daewoo Securities Co., Ltd......................... 39,392  313,618
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.. 16,370  520,949
    Daewoong Pharmaceutical Co., Ltd...................    603   41,899
    Daishin Securities Co., Ltd........................ 12,340   87,305
*   Danal Co., Ltd.....................................  1,611   13,391
    Daou Technology, Inc............................... 12,540  183,405
*   Dasan Networks, Inc................................  2,912   14,628
    Daum Communications Corp...........................  1,335   99,087
    DGB Financial Group, Inc........................... 31,720  491,206
*   Digitech Systems Co., Ltd..........................  4,897   15,441
    Dongaone Co., Ltd..................................  3,570   10,263
    Dongbu CNI Co., Ltd................................  1,110    4,723
*   Dongbu Corp........................................  1,240    3,453
*   Dongbu HiTek Co., Ltd..............................  5,940   40,532
    Dongbu Insurance Co., Ltd..........................  7,880  392,374
    Dongbu Securities Co., Ltd.........................  7,220   21,848
*   Dongbu Steel Co., Ltd..............................  4,740   14,301
    Dongjin Semichem Co., Ltd..........................  2,909   10,185
    Dongkuk Steel Mill Co., Ltd........................  9,210  103,732
    Dongsung Holdings Co., Ltd.........................  3,090   17,031
    Dongwha Pharm Co., Ltd.............................  2,640   12,100
    Dongwon F&B Co., Ltd...............................    458   56,504
    Dongwon Industries Co., Ltd........................    550  150,172
    Dongyang Mechatronics Corp.........................  7,950   77,088
    Doosan Corp........................................  2,164  274,729
*   Doosan Engine Co., Ltd.............................  5,570   41,850
*   Doosan Engineering & Construction Co., Ltd.........  1,201   18,065
    Doosan Heavy Industries & Construction Co., Ltd.... 11,414  387,136

                                     1432

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Doosan Infracore Co., Ltd.......................... 24,790 $  297,638
    DRB Holding Co., Ltd...............................  8,282     54,956
    DuzonBIzon Co., Ltd................................  4,560     46,315
    E-Mart Co., Ltd....................................  3,033    731,055
    E1 Corp............................................    357     22,213
    Easy Bio, Inc......................................  7,164     28,792
    EG Corp............................................  1,007     18,533
*   ELK Corp...........................................  1,188      6,564
    Eo Technics Co., Ltd...............................    998     42,710
    Eugene Corp........................................  7,471     19,194
*   Eugene Investment & Securities Co., Ltd............  6,878     13,200
    Eugene Technology Co., Ltd.........................  1,560     26,779
    Fila Korea, Ltd....................................  1,477    115,019
*   Flexcom, Inc.......................................    992      9,627
*   Foosung Co., Ltd...................................  4,830     15,072
    Fursys, Inc........................................  2,447     70,312
*   GemVax & Kael Co., Ltd.............................    444      5,581
    Global & Yuasa Battery Co., Ltd....................  2,050    103,571
    Golfzon Co., Ltd...................................  2,670     40,820
    Grand Korea Leisure Co., Ltd.......................  1,770     67,724
    Green Cross Corp...................................    899    109,751
    Green Cross Holdings Corp..........................  5,200     64,612
    GS Engineering & Construction Corp................. 10,036    310,954
    GS Global Corp.....................................  2,780     21,489
    GS Holdings........................................ 12,583    596,515
    GS Home Shopping, Inc..............................     71     18,298
    GS retail Co., Ltd.................................  1,950     46,171
    Gwangju Shinsegae Co., Ltd.........................     95     21,438
    Halla Corp.........................................  3,187     14,506
    Halla Visteon Climate Control Corp.................  4,010    146,501
    Han Kuk Carbon Co., Ltd............................  9,360     65,770
    Hana Financial Group, Inc.......................... 42,322  1,601,430
    Handsome Co., Ltd..................................  3,640     97,503
    Hanil Cement Co., Ltd..............................    775     65,327
    Hanil E-Wha Co., Ltd...............................  4,890     75,545
*   Hanjin Heavy Industries & Construction Co., Ltd.... 12,525    155,475
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  1,540     15,744
*   Hanjin Kal Corp....................................  3,344     73,027
*   Hanjin Shipping Co., Ltd........................... 18,851    111,900
*   Hanjin Shipping Holdings Co., Ltd..................  3,611     15,108
    Hanjin Transportation Co., Ltd.....................  2,170     51,392
    Hankook Shell Oil Co., Ltd.........................     86     30,412
    Hankook Tire Co., Ltd.............................. 11,436    654,649
    Hankook Tire Worldwide Co., Ltd....................  2,614     51,418
*   Hanmi Pharm Co., Ltd...............................  1,361    176,416
*   Hanmi Science Co., Ltd.............................  4,273     51,814
    Hansol Chemical Co., Ltd...........................  1,170     29,968
    Hansol CSN......................................... 15,480     42,529
    Hansol Paper Co.................................... 13,790    154,524
*   Hansol Technics Co., Ltd...........................  5,924    121,448
    Hanssem Co., Ltd...................................    370     17,982
    Hanwha Chemical Corp............................... 21,230    389,761
    Hanwha Corp........................................ 10,230    344,258

                                     1433

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   Hanwha General Insurance Co., Ltd..................  7,534 $   35,656
*   Hanwha Investment & Securities Co., Ltd............ 14,239     45,116
    Hanwha Life Insurance Co., Ltd..................... 45,527    310,319
    Hanwha Timeworld Co., Ltd..........................    700     20,279
    Hanyang Securities Co., Ltd........................  1,630      9,402
    Hite Jinro Co., Ltd................................  5,572    110,929
    Hitejinro Holdings Co., Ltd........................  1,300     13,900
    HMC Investment Securities Co., Ltd.................  3,246     27,708
    Hotel Shilla Co., Ltd..............................  5,490    394,269
    Huchems Fine Chemical Corp.........................  2,620     55,832
    Humax Co., Ltd.....................................  4,280     46,288
    Husteel Co., Ltd...................................  2,170     36,374
    Hwa Shin Co., Ltd..................................  2,930     29,714
    Hy-Lok Corp........................................  2,898     72,192
    Hyosung Corp.......................................  6,041    377,347
*   Hyundai BNG Steel Co., Ltd.........................  2,150     30,126
    Hyundai Corp.......................................  3,840    118,639
    Hyundai Department Store Co., Ltd..................  3,027    402,083
    Hyundai Development Co............................. 16,047    361,811
*   Hyundai Elevator Co., Ltd..........................  1,200     51,834
    Hyundai Engineering & Construction Co., Ltd........  7,327    396,041
    Hyundai Glovis Co., Ltd............................    440     92,929
    Hyundai Greenfood Co., Ltd......................... 11,600    194,793
    Hyundai Heavy Industries Co., Ltd..................  3,201    661,586
    Hyundai Home Shopping Network Corp.................    625    105,380
    Hyundai Hy Communications & Networks Co., Ltd......  2,170     11,414
    Hyundai Marine & Fire Insurance Co., Ltd........... 11,570    332,217
*   Hyundai Merchant Marine Co., Ltd...................  5,821     78,341
    Hyundai Mobis......................................  3,472    994,409
    Hyundai Motor Co................................... 10,982  2,383,370
    Hyundai Securities Co., Ltd........................ 32,690    174,209
    Hyundai Steel Co...................................  7,754    546,128
    Hyundai Wia Corp...................................  1,026    153,068
    Hyunjin Materials Co., Ltd.........................  1,269      7,915
*   ICD Co., Ltd.......................................  4,643     47,725
    Iljin Display Co., Ltd.............................  1,940     24,448
    Iljin Electric Co., Ltd............................  5,010     33,213
*   Iljin Materials Co., Ltd...........................  1,650     16,218
    Ilshin Spinning Co., Ltd...........................    271     29,015
    Ilyang Pharmaceutical Co., Ltd.....................  2,042     48,255
    Industrial Bank of Korea........................... 35,640    411,347
*   Infopia Co., Ltd...................................  1,599     20,089
    InnoWireless, Inc..................................    699      8,191
*   Interflex Co., Ltd.................................  1,357     25,829
    Interpark Corp..................................... 13,064    166,527
    INTOPS Co., Ltd....................................  1,368     25,255
    Inzi Controls Co., Ltd.............................  2,340      9,844
    INZI Display Co., Ltd..............................  6,794     10,281
*   IS Dongseo Co., Ltd................................  1,150     17,684
    ISU Chemical Co., Ltd..............................  3,690     42,057
#   IsuPetasys Co., Ltd................................ 14,830     81,254
    Jahwa Electronics Co., Ltd.........................  2,450     43,807
*   JB Financial Group Co., Ltd........................ 25,544    163,813

                                     1434

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    Jeil Pharmaceutical Co.............................  1,820 $ 24,892
    JW Holdings Co., Ltd...............................  4,368   10,031
    JW Pharmaceutical Corp.............................  3,087   46,229
    Kangwon Land, Inc..................................  8,480  266,522
    KB Financial Group, Inc............................ 15,280  524,715
*   KB Financial Group, Inc. ADR....................... 24,436  819,828
    KC Tech Co., Ltd...................................  4,453   22,806
    KCC Corp...........................................  1,004  457,251
    KEPCO Engineering & Construction Co., Inc..........  1,061   66,755
    KEPCO Plant Service & Engineering Co., Ltd.........  1,610   84,124
*   KH Vatec Co., Ltd..................................  3,928   92,004
    Kia Motors Corp.................................... 13,987  697,856
    KISCO Corp.........................................    222    5,520
    Kishin Corp........................................  5,120   35,763
    KISWIRE, Ltd.......................................  2,160   71,108
    KIWOOM Securities Co., Ltd.........................  2,319  117,491
*   KMW Co., Ltd.......................................    648    9,969
    Koh Young Technology, Inc..........................    368    9,971
    Kolao Holdings.....................................  1,400   29,126
    Kolon Corp.........................................    691   10,351
*   Kolon Global Corp..................................  5,710   16,133
    Kolon Industries, Inc..............................  4,288  200,562
*   Komipharm International Co., Ltd...................  4,315   30,638
    KONA I Co., Ltd....................................  1,526   53,134
    Korea Aerospace Industries, Ltd....................  2,430   71,849
*   Korea Circuit Co., Ltd.............................  3,237   36,175
    Korea District Heating Corp........................    772   51,817
*   Korea Electric Power Corp. Sponsored ADR...........  9,600  156,576
    Korea Electric Terminal Co., Ltd...................  1,750   67,426
    Korea Gas Corp.....................................  3,822  235,518
    Korea Investment Holdings Co., Ltd.................  9,370  342,923
*   Korea Petrochemical Ind Co., Ltd...................    712   49,631
    Korea United Pharm, Inc............................  1,346   13,117
    Korea Zinc Co., Ltd................................  1,305  415,485
*   Korean Air Lines Co., Ltd..........................  6,920  220,341
    Korean Reinsurance Co.............................. 19,819  208,272
    Kortek Corp........................................  1,982   26,526
    KPX Chemical Co., Ltd..............................    220   13,438
*   KT Corp. Sponsored ADR.............................  5,400   76,410
*   KT Hitel Co., Ltd..................................  1,589   12,391
    KT Skylife Co., Ltd................................  1,610   41,652
    KT&G Corp.......................................... 10,257  720,404
*   KTB Investment & Securities Co., Ltd............... 12,690   26,027
    Kukdo Chemical Co., Ltd............................  1,090   52,460
    Kumho Electric Co., Ltd............................    690   16,883
*   Kumho Industrial Co., Ltd..........................    137    1,378
    Kumho Petro chemical Co., Ltd......................    931   75,332
*   Kumho Tire Co., Inc................................  7,723   98,990
    Kwang Dong Pharmaceutical Co., Ltd................. 15,340  106,123
*   Kwang Myung Electric Engineering Co., Ltd..........  4,580    9,954
    Kyobo Securities Co................................  5,430   23,667
    Kyung Dong Navien Co., Ltd.........................    590   10,565
    KyungDong City Gas Co., Ltd........................    105    9,613

                                     1435

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
    Kyungdong Pharm Co., Ltd...........................  1,450 $   20,036
*   LB Semicon, Inc....................................  4,067      7,873
    LEENO Industrial, Inc..............................    699     17,580
    LG Chem, Ltd.......................................  1,616    387,112
    LG Corp............................................ 10,961    582,915
*   LG Display Co., Ltd. ADR........................... 83,785    982,798
    LG Electronics, Inc................................ 16,737  1,019,204
    LG Fashion Corp....................................  4,880    132,849
    LG Hausys, Ltd.....................................  1,425    207,006
    LG Household & Health Care, Ltd....................    437    193,494
*   LG Innotek Co., Ltd................................  2,590    203,573
    LG International Corp..............................  7,550    207,622
*   LG Life Sciences, Ltd..............................  1,620     61,582
    LG Uplus Corp...................................... 48,730    498,955
    LIG Insurance Co., Ltd.............................  9,470    277,154
    Livart Furniture Co., Ltd..........................  4,100     50,966
    Lock & Lock Co., Ltd...............................  3,170     65,043
    Lotte Chemical Corp................................  3,981    771,078
    Lotte Chilsung Beverage Co., Ltd...................    157    238,582
    Lotte Confectionery Co., Ltd.......................    176    306,656
    Lotte Food Co., Ltd................................     89     64,932
    LOTTE Himart Co., Ltd..............................    639     46,029
*   Lotte Non-Life Insurance Co., Ltd..................  2,500      7,821
    Lotte Shopping Co., Ltd............................  1,627    575,669
    LS Corp............................................  3,920    305,838
    LS Industrial Systems Co., Ltd.....................  1,605     99,071
*   Lumens Co., Ltd....................................  2,770     28,441
    Macquarie Korea Infrastructure Fund................ 44,374    248,623
*   Macrogen, Inc......................................    656     18,815
    Maeil Dairy Industry Co., Ltd......................  1,665     65,999
    Mando Corp.........................................  2,851    318,453
*   Medipost Co., Ltd..................................    460     26,092
    Medy-Tox, Inc......................................    207     32,804
    MegaStudy Co., Ltd.................................  1,386    108,808
    Melfas, Inc........................................  5,717     48,801
    Meritz Financial Group Inc.........................  3,387     23,420
    Meritz Fire & Marine Insurance Co., Ltd............ 11,222    156,781
    Meritz Securities Co., Ltd......................... 69,570    114,957
    Mirae Asset Securities Co., Ltd....................  6,006    199,018
    MK Electron Co., Ltd...............................  5,177     20,150
    MNTech Co., Ltd....................................  5,018     28,970
    Modetour Network, Inc..............................    692     14,949
    Moorim P&P Co., Ltd................................  3,210     15,020
    Motonic Corp.......................................  2,210     23,488
    Muhak Co., Ltd.....................................  3,546     61,315
    Namhae Chemical Corp...............................  9,970     69,917
    Naver Corp.........................................    717    452,394
    NCSoft Corp........................................  1,100    202,211
*   Neowiz Games Corp..................................  4,290     67,213
    NEPES Corp.........................................  6,920     52,343
    Nexen Corp.........................................    310     22,549
    Nexen Tire Corp....................................  5,140     70,375
    NH Investment & Securities Co., Ltd................  9,052     41,619

                                     1436

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SOUTH KOREA -- (Continued)
*   NHN Entertainment Corp.............................    306 $   21,577
    NICE Holdings Co., Ltd.............................    430      5,541
    NICE Information Service Co., Ltd..................    130        363
    NK Co., Ltd........................................  1,680      5,358
    Nong Shim Holdings Co., Ltd........................    792     61,767
    NongShim Co., Ltd..................................    643    162,776
    OCI Co., Ltd.......................................  3,392    594,483
    OCI Materials Co., Ltd.............................  1,887     53,501
*   OPTRON-TEC, Inc....................................  1,515     13,002
    Orion Corp/Republic of South Korea.................    374    304,165
*   Osstem Implant Co., Ltd............................  3,554     89,850
*   Osung LST Co., Ltd................................. 11,776     15,953
    Ottogi Corp........................................    244     89,812
#*  Pan Ocean Co., Ltd.................................  1,452      5,793
    Paradise Co., Ltd..................................  2,315     58,952
    Partron Co., Ltd...................................  3,539     44,169
    Poongsan Corp......................................  5,180    125,786
    Poongsan Holdings Corp.............................    690     18,780
    POSCO ADR.......................................... 18,551  1,261,282
    POSCO Chemtech Co., Ltd............................    461     55,083
*   Posco Plantec Co., Ltd.............................  2,900     16,715
*   Power Logics Co., Ltd..............................  6,846     25,516
*   PSK, Inc...........................................  4,681     45,220
    Pyeong Hwa Automotive Co., Ltd.....................  3,427     66,625
    S&T Dynamics Co., Ltd..............................  5,750     64,018
    S&T Motiv Co., Ltd.................................  2,830     72,828
    S-1 Corp...........................................  1,719    124,710
    S-MAC Co., Ltd.....................................  1,630     15,669
    S-Oil Corp.........................................  3,490    221,629
    Saeron Automotive Corp.............................  3,700     32,346
*   Sajo Industries Co., Ltd...........................    870     22,709
    Sam Young Electronics Co., Ltd.....................    950      8,306
    Sam Yung Trading Co., Ltd..........................  3,760     63,277
    Samchully Co., Ltd.................................    607     68,724
    Samjin Pharmaceutical Co., Ltd.....................    380      5,763
    Samkwang Glass.....................................    530     23,452
    Samsung C&T Corp................................... 18,060    982,173
    Samsung Electro-Mechanics Co., Ltd................. 11,500    709,767
    Samsung Electronics Co., Ltd.......................  4,072  4,822,087
    Samsung Electronics Co., Ltd. GDR..................  1,639    959,728
    Samsung Engineering Co., Ltd.......................  1,437     95,744
    Samsung Fine Chemicals Co., Ltd....................  3,638    137,336
    Samsung Fire & Marine Insurance Co., Ltd...........  3,832    884,566
    Samsung Heavy Industries Co., Ltd.................. 21,100    654,704
    Samsung Life Insurance Co., Ltd....................  3,127    300,004
    Samsung SDI Co., Ltd...............................  7,046    934,877
    Samsung Securities Co., Ltd........................ 12,452    501,281
    Samsung Techwin Co., Ltd...........................  3,840    188,266
    Samyang Foods Co., Ltd.............................    870     22,758
    Samyang Holdings Corp..............................  1,808    115,616
    Samyoung Chemical Co., Ltd.........................    990      1,868
    SBS Media Holdings Co., Ltd........................ 17,020     76,253
    Seah Besteel Corp..................................  4,160     91,200

                                     1437

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SOUTH KOREA -- (Continued)
    SeAH Holdings Corp.................................    341 $ 29,611
    SeAH Steel Corp....................................    470   35,775
    Sebang Co., Ltd....................................  2,650   47,074
    Sejong Industrial Co., Ltd.........................  1,520   23,022
*   Seohee Construction Co., Ltd....................... 59,786   34,571
    Seoul Semiconductor Co., Ltd.......................  1,592   67,911
    Seowon Co., Ltd....................................    880    1,368
*   Sewon Cellontech Co., Ltd..........................  9,690   22,840
    Sewon Precision Industry Co., Ltd..................    410   10,417
    SFA Engineering Corp...............................    595   25,040
*   SG Corp............................................ 18,100   10,192
    Shin Poong Pharmaceutical Co., Ltd.................    816    3,660
    Shinhan Financial Group Co., Ltd................... 11,050  466,315
*   Shinhan Financial Group Co., Ltd. ADR.............. 21,150  875,398
    Shinsegae Co., Ltd.................................  1,834  391,584
    Shinsegae International Co., Ltd...................    500   38,833
*   Shinsung Solar Energy Co., Ltd.....................  8,513    9,066
    Silicon Works Co., Ltd.............................    967   20,511
    Silla Co., Ltd.....................................  1,850   42,664
    Simm Tech Co., Ltd.................................  5,984   34,395
*   SK Broadband Co., Ltd.............................. 35,199  154,588
    SK C&C Co., Ltd....................................  1,247  144,100
    SK Chemicals Co., Ltd..............................  3,118  169,302
*   SK Communications Co., Ltd.........................  5,796   37,749
    SK Gas, Ltd........................................  1,624  109,465
    SK Holdings Co., Ltd...............................  5,460  909,213
*   SK Hynix, Inc...................................... 23,180  807,682
    SK Innovation Co., Ltd.............................  8,516  996,629
    SK Networks Co., Ltd............................... 32,770  256,480
*   SK Securities Co., Ltd............................. 97,610   64,681
    SK Telecom Co., Ltd................................    191   38,484
    SK Telecom Co., Ltd. ADR...........................  6,000  131,640
    SKC Co., Ltd.......................................  5,040  144,280
    SL Corp............................................  5,700   91,352
*   SM Entertainment Co................................  1,718   73,047
    Songwon Industrial Co., Ltd........................  2,850   25,120
*   Ssangyong Cement Industrial Co., Ltd...............  4,260   30,111
*   STS Semiconductor & Telecommunications.............  9,264   32,153
#   STX Corp. Co., Ltd.................................  8,910   13,682
*   STX Engine Co., Ltd................................  4,720   16,868
*   STX Offshore & Shipbuilding Co., Ltd...............  3,426   16,916
    Suheung Capsule Co., Ltd...........................    930   31,032
    Sungwoo Hitech Co., Ltd............................  6,909   98,819
*   Suprema, Inc.......................................  1,355   32,128
*   Synopex, Inc....................................... 20,990   31,550
    Taekwang Industrial Co., Ltd.......................    100  130,903
*   Taewoong Co., Ltd..................................  3,281   80,337
    Taeyoung Engineering & Construction Co., Ltd....... 14,580   73,540
*   Taihan Electric Wire Co., Ltd...................... 20,377   39,098
    Tongyang Life Insurance............................  9,040   91,516
*   Top Engineering Co., Ltd...........................  1,477    5,711
    TS Corp............................................  1,160   30,136
    Uju Electronics Co., Ltd...........................    629    9,432

                                     1438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    Unid Co., Ltd......................................   1,490 $    82,775
*   WeMade Entertainment Co., Ltd......................     537      21,004
*   WillBes & Co. (The)................................  12,360      11,386
*   Wonik IPS Co., Ltd.................................   8,326      76,388
    Woojeon & Handan Co., Ltd..........................   5,947      40,482
*   Woongjin Chemical Co., Ltd.........................  10,460     104,602
*   Woongjin Energy Co., Ltd...........................  11,640      23,720
*   Woongjin Thinkbig Co., Ltd.........................   2,400      15,436
    Wooree ETI Co., Ltd................................   9,835      23,655
    Woori Finance Holdings Co., Ltd....................  45,560     521,214
*   Woori Finance Holdings Co., Ltd. ADR...............   1,400      47,502
    Woori Financial Co., Ltd...........................   3,043      58,699
    Woori Investment & Securities Co., Ltd.............  30,977     261,400
*   Woori Investment Bank..............................  63,070      33,001
    Y G-1 Co., Ltd.....................................   4,426      37,969
    Youlchon Chemical Co., Ltd.........................   1,990      22,082
    Young Poong Corp...................................     198     224,802
    Young Poong Precision Corp.........................   2,267      20,159
    Youngone Corp......................................   8,136     292,644
    Youngone Holdings Co., Ltd.........................   2,034     136,990
    Yuhan Corp.........................................   1,428     258,936
                                                                -----------
TOTAL SOUTH KOREA......................................          68,239,076
                                                                -----------
SPAIN -- (2.0%)
    Abengoa SA.........................................   5,851      23,421
    Abengoa SA Class B.................................  32,428     107,089
    Abertis Infraestructuras SA........................  23,003     513,304
    Acciona SA.........................................   5,653     374,573
    Acerinox SA........................................  20,003     259,727
    ACS Actividades de Construccion y Servicios SA.....   8,169     286,718
    Adveo Group International SA.......................   1,759      37,814
    Almirall SA........................................   9,125     145,538
    Amadeus IT Holding SA Class A......................  13,723     542,854
    Atresmedia Corp de Medios de Comunicaion SA........   7,602     142,754
    Banco Bilbao Vizcaya Argentaria SA................. 206,071   2,458,178
    Banco Bilbao Vizcaya Argentaria SA
       Sponsored ADR................................... 156,806   1,867,562
    Banco de Sabadell SA............................... 662,217   1,953,711
    Banco Popular Espanol SA........................... 226,794   1,555,689
    Banco Santander SA................................. 739,154   6,359,076
    Banco Santander SA Sponsored ADR................... 179,723   1,552,807
*   Bankia SA..........................................  88,620     152,712
    Bankinter SA....................................... 101,786     760,066
*   Baron de Ley.......................................     336      30,149
    Bolsas y Mercados Espanoles SA.....................   8,287     323,968
    CaixaBank SA....................................... 186,669   1,144,043
#*  Caja de Ahorros del Mediterraneo...................   4,397          --
*   Campofrio Food Group SA............................   6,611      61,890
*   Cementos Portland Valderrivas SA...................   1,311      12,756
    Cie Automotive SA..................................   3,451      35,576
*   Codere SA..........................................     996       1,527
    Construcciones y Auxiliar de Ferrocarriles SA......     239     120,765
*   Deoleo SA.......................................... 133,169      88,999
    Distribuidora Internacional de Alimentacion SA.....  42,274     347,375

                                     1439

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Duro Felguera SA...................................   8,737 $    58,397
    Ebro Foods SA......................................  12,200     270,053
    Elecnor SA.........................................   4,850      73,644
    Enagas SA..........................................  18,135     495,738
    Ence Energia y Celulosa SA.........................  33,113     121,527
*   Ercros SA..........................................  16,413      11,472
    Faes Farma SA(B1PQHS6).............................  35,472     126,131
    Faes Farma SA(BHD66W7).............................     563       2,005
    Ferrovial SA.......................................  36,757     705,287
    Fluidra SA.........................................   1,871       6,987
*   Fomento de Construcciones y Contratas SA...........  13,309     356,076
*   Gamesa Corp. Tecnologica SA........................  55,669     610,342
    Gas Natural SDG SA.................................  33,472     827,213
    Grifols SA.........................................  11,550     598,132
    Grupo Catalana Occidente SA........................   7,994     306,734
*   Grupo Ezentis SA...................................  21,173      41,487
    Iberdrola SA(B288C92).............................. 397,642   2,448,538
    Iberdrola SA(BJ05N64)..............................  11,045      68,181
    Inditex SA.........................................   3,641     542,269
    Indra Sistemas SA..................................  19,103     338,210
*   Jazztel P.L.C......................................  24,797     304,418
    Laboratorios Farmaceuticos Rovi SA.................     384       5,072
    Mapfre SA..........................................  73,817     304,395
*   Mediaset Espana Comunicacion SA....................  31,136     383,454
#   Melia Hotels International SA......................   8,798     114,226
    Miquel y Costas & Miquel SA........................   1,408      54,242
*   Natra SA...........................................   3,910      11,542
*   NH Hoteles SA......................................  37,446     234,960
    Obrascon Huarte Lain SA............................   8,818     371,868
    Papeles y Cartones de Europa SA....................  10,190      53,652
*   Pescanova SA.......................................   2,936          --
*   Promotora de Informaciones SA Class A.............. 104,231      56,952
    Prosegur Cia de Seguridad SA.......................  10,851      65,221
*   Realia Business SA.................................  20,311      27,455
    Red Electrica Corp. SA.............................  11,186     782,313
    Repsol SA..........................................  21,636     505,678
    Repsol SA Sponsored ADR............................  41,596     976,258
*   Sacyr SA...........................................  84,960     432,557
    Tecnicas Reunidas SA...............................   2,395     125,860
*   Telecomunicaciones y Energia.......................   8,716      15,737
    Telefonica SA......................................  64,333     990,816
    Telefonica SA Sponsored ADR........................  43,078     661,678
    Tubacex SA.........................................  36,604     139,489
    Tubos Reunidos SA..................................  18,902      44,675
    Vidrala SA.........................................   2,797     138,737
    Viscofan SA........................................   6,063     320,957
*   Vocento SA.........................................   6,696      14,729
    Zardoya Otis SA....................................   6,312     105,911
*   Zeltia SA..........................................  14,916      54,052
                                                                -----------
TOTAL SPAIN............................................          36,565,968
                                                                -----------
SWEDEN -- (2.4%)
    AarhusKarlshamn AB.................................   4,581     279,722

                                     1440

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Acando AB.......................................... 11,914 $   23,887
#*  Active Biotech AB..................................  2,646     13,932
    AddTech AB Class B.................................  2,571     39,722
    AF AB Class B......................................  7,438    240,213
    Alfa Laval AB...................................... 13,601    329,525
    Assa Abloy AB Class B.............................. 15,441    768,801
    Atlas Copco AB Class A.............................  7,158    193,950
    Atlas Copco AB Class B.............................  4,000     99,845
    Atrium Ljungberg AB Class B........................  1,910     26,023
    Avanza Bank Holding AB.............................  1,371     50,171
    Axfood AB..........................................  2,200    105,443
    Axis Communications AB.............................  3,800    122,543
    B&B Tools AB Class B...............................  5,450    108,050
*   BE Group AB........................................  6,980     11,346
    Beijer AB G&L Class B..............................  2,908     55,654
    Beijer Alma AB.....................................  2,354     60,240
    Beijer Electronics AB..............................  1,176     12,023
    Betsson AB.........................................  3,151     88,906
    Bilia AB Class A...................................  5,609    143,173
    BillerudKorsnas AB................................. 42,063    503,705
    BioGaia AB Class B.................................  1,910     65,845
    Bjoern Borg AB.....................................  4,436     20,133
    Boliden AB......................................... 68,765  1,042,643
    Byggmax Group AB...................................  3,996     30,275
    Castellum AB....................................... 25,029    398,919
*   CDON Group AB......................................  5,064     21,144
    Clas Ohlson AB Class B.............................  4,200     71,681
    Concentric AB...................................... 13,233    139,826
    Corem Property Group AB Class B....................  1,440      4,715
    Dios Fastigheter AB................................  9,517     68,813
    Duni AB............................................  7,223     96,089
    Electrolux AB Series B............................. 43,531    923,090
    Elekta AB Class B.................................. 27,690    403,100
    Enea AB............................................  6,373     50,310
*   Eniro AB........................................... 24,527    183,025
    Fabege AB.......................................... 19,921    252,490
*   Fastighets AB Balder...............................  6,448     68,592
    Getinge AB Class B................................. 20,538    705,134
    Gunnebo AB......................................... 11,036     61,403
    Haldex AB.......................................... 12,080    117,645
    Hennes & Mauritz AB Class B........................ 13,986    601,391
    Hexagon AB Class B................................. 43,051  1,363,691
    Hexpol AB..........................................  5,500    390,636
    HIQ International AB............................... 11,814     69,793
    Holmen AB Class B.................................. 14,678    506,677
    Hufvudstaden AB Class A............................  6,318     84,626
    Husqvarna AB Class A............................... 20,121    116,119
    Husqvarna AB Class B............................... 88,274    511,444
*   ICA Gruppen AB..................................... 10,953    337,183
    Industrial & Financial Systems Class B.............  3,666     89,664
    Indutrade AB.......................................  2,112     91,415
    Intrum Justitia AB................................. 10,167    286,705
    JM AB.............................................. 15,733    420,593

                                     1441

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWEDEN -- (Continued)
*   KappAhl AB.........................................  16,275 $   96,997
    Klovern AB.........................................   9,524     47,219
#   KNOW IT AB.........................................   4,124     36,723
    Kungsleden AB......................................  24,285    176,399
    Lagercrantz AB Class B.............................   3,024     57,608
*   Lindab International AB............................  18,482    187,141
    Loomis AB Class B..................................  13,853    327,283
*   Lundin Petroleum AB................................  23,533    407,028
    Meda AB Class A....................................  59,494    723,099
*   Medivir AB Class B.................................   6,391     88,297
    Mekonomen AB.......................................   1,820     44,216
*   Micronic Mydata AB.................................  28,090     57,818
    Millicom International Cellular SA.................   2,143    208,282
    Modern Times Group AB Class B......................   6,937    312,643
    NCC AB Class A.....................................   1,248     39,759
    NCC AB Class B.....................................  19,058    608,160
    Nederman Holding AB................................      53      1,559
    Net Entertainment NE AB Class B....................   1,257     28,577
*   Net Insight AB Class B.............................  22,728      5,751
    New Wave Group AB Class B..........................   9,099     49,785
    Nibe Industrier AB Class B.........................  13,636    298,932
    Nobia AB...........................................  40,048    309,938
    Nolato AB Class B..................................   4,588    111,880
    Nordea Bank AB..................................... 222,773  2,972,684
    Nordnet AB Class B.................................  25,543    108,813
*   Orexo AB...........................................   6,590    174,345
    Oriflame Cosmetics SA..............................   2,373     65,418
*   PA Resources AB....................................   1,989      2,895
    Peab AB............................................  51,796    321,297
    Pricer AB Class B..................................  33,823     34,874
    Proffice AB Class B................................  13,012     47,466
    Ratos AB Class B...................................  37,560    346,235
    ReadSoft AB Class B................................     781      2,268
*   Rezidor Hotel Group AB.............................  15,502    106,237
    Saab AB Class B....................................  13,717    355,672
    Sagax AB Class B...................................   4,530     18,431
    Sandvik AB.........................................  58,156    813,593
*   SAS AB.............................................  49,484    136,607
    Scania AB Class B..................................  11,384    232,590
    Securitas AB Class B...............................  52,404    543,890
    Semcon AB..........................................   3,284     30,052
    Skandinaviska Enskilda Banken AB Class A........... 183,321  2,362,032
    Skandinaviska Enskilda Banken AB Class C...........     886     11,218
    Skanska AB Class B.................................  72,846  1,434,224
    SKF AB Class A.....................................   1,000     26,624
    SKF AB Class B.....................................  20,346    538,447
    SkiStar AB.........................................   3,440     48,434
#   SSAB AB Class A....................................  38,842    309,691
#   SSAB AB Class B....................................  19,718    139,414
    Svenska Cellulosa AB Class A.......................   8,697    246,484
    Svenska Cellulosa AB Class B.......................  79,422  2,258,394
    Svenska Handelsbanken AB Class A...................  37,121  1,761,466
    Svenska Handelsbanken AB Class B...................     808     36,802

                                     1442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SWEDEN -- (Continued)
    Sweco AB Class B...................................   3,342 $    48,516
    Swedbank AB Class A................................  71,036   1,853,658
    Swedish Match AB...................................  18,087     529,283
*   Swedish Orphan Biovitrum AB........................  30,705     349,922
    Systemair AB.......................................     682      12,511
    Tele2 AB Class B...................................  80,005     879,821
    Telefonaktiebolaget LM Ericsson Class A............  12,842     148,957
    Telefonaktiebolaget LM Ericsson Class B............ 123,302   1,509,815
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  90,500   1,112,245
    TeliaSonera AB..................................... 176,231   1,305,176
*   TradeDoubler AB....................................  13,109      38,017
    Transmode AB.......................................     682      10,415
    Trelleborg AB Class B..............................  54,244   1,081,278
    Unibet Group P.L.C.................................   5,257     255,921
    Vitrolife AB.......................................   4,005      53,374
    Volvo AB Class A...................................  24,295     320,411
    Volvo AB Class B...................................  75,408     997,039
    Volvo AB Sponsored ADR.............................   1,200      15,840
    Wallenstam AB Class B..............................  12,773     195,240
    Wihlborgs Fastigheter AB...........................   9,465     172,749
                                                                -----------
TOTAL SWEDEN...........................................          43,473,562
                                                                -----------
SWITZERLAND -- (5.5%)
    ABB, Ltd........................................... 141,970   3,531,265
    ABB, Ltd. Sponsored ADR............................  55,400   1,376,136
    Actelion, Ltd......................................  10,350     971,750
    Adecco SA..........................................  23,752   1,865,637
*   AFG Arbonia-Forster Holding AG.....................   3,805     133,658
    Allreal Holding AG.................................   3,617     502,808
    Alpiq Holding AG...................................     648      89,450
    ams AG.............................................   2,507     307,791
    APG SGA SA.........................................     109      32,067
    Aryzta AG..........................................  22,161   1,741,409
    Ascom Holding AG...................................   8,333     158,272
    Autoneum Holding AG................................     562      97,074
    Bachem Holding AG Class B..........................     894      48,828
    Baloise Holding AG.................................  12,070   1,441,801
    Bank Coop AG.......................................   1,545      74,008
    Banque Cantonale de Geneve.........................     133      34,352
    Banque Cantonale Vaudoise..........................     768     417,481
    Banque Privee Edmond de Rothschild SA..............       1      17,660
    Barry Callebaut AG.................................     404     478,195
    Basilea Pharmaceutica..............................   1,544     212,657
    Basler Kantonalbank................................   1,030      86,048
    Belimo Holding AG..................................      41     114,031
    Bell AG............................................      22      55,995
    Berner Kantonalbank AG.............................   1,080     254,863
    BKW AG.............................................   1,558      49,176
*   Bobst Group SA.....................................   1,950      71,051
    Bossard Holding AG.................................     728     175,196
    Bucher Industries AG...............................   1,604     469,730
    Burckhardt Compression Holding AG..................     583     262,604
    Burkhalter Holding AG..............................     185      15,508

                                     1443

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Calida Holding AG..................................     684 $   23,917
    Carlo Gavazzi Holding AG...........................      41     10,041
*   Charles Voegele Holding AG.........................   1,422     17,465
    Cicor Technologies.................................       6        237
    Cie Financiere Richemont SA........................  25,724  2,379,597
    Cie Financiere Tradition SA........................     475     25,139
    Clariant AG........................................  71,826  1,353,318
    Coltene Holding AG.................................     641     32,603
    Conzzeta AG........................................      35     81,679
    Credit Suisse Group AG............................. 133,018  4,007,957
    Credit Suisse Group AG Sponsored ADR...............  90,936  2,741,720
    Daetwyler Holding AG...............................   1,803    271,708
    DKSH Holding AG....................................   1,081     73,553
*   Dufry AG...........................................   3,707    580,609
    EFG International AG...............................  14,116    205,737
    Emmi AG............................................     576    182,801
    EMS-Chemie Holding AG..............................     886    304,976
    Energiedienst Holding AG...........................   1,334     42,032
    Flughafen Zuerich AG...............................   1,026    602,681
    Forbo Holding AG...................................     467    381,460
    Galenica AG........................................     942    897,246
    GAM Holding AG.....................................  41,481    696,205
*   Gategroup Holding AG...............................   6,127    182,256
    Geberit AG.........................................   2,034    589,622
    Georg Fischer AG...................................   1,073    734,995
    Givaudan SA........................................     993  1,468,368
    Gurit Holding AG...................................     121     67,263
    Helvetia Holding AG................................   1,470    708,321
    Holcim, Ltd........................................  29,548  2,144,666
    Huber & Suhner AG..................................   2,687    143,765
    Implenia AG........................................   3,047    214,332
    Inficon Holding AG.................................     385    142,179
    Interroll Holding AG...............................     127     74,937
    Intershop Holdings.................................     193     71,932
    Julius Baer Group, Ltd.............................  54,162  2,625,791
    Kaba Holding AG Class B............................     634    289,364
    Kardex AG..........................................   1,417     60,258
    Komax Holding AG...................................   1,188    186,102
    Kudelski SA........................................  11,129    170,047
    Kuehne + Nagel International AG....................   2,593    344,222
    Kuoni Reisen Holding AG............................     886    400,468
    LEM Holding SA.....................................      41     31,607
    Liechtensteinische Landesbank AG...................   1,899     86,233
    Lindt & Spruengli AG...............................       5    268,049
#   Logitech International SA(H50430232)...............   5,400     85,104
    Logitech International SA(B18ZRK2).................  30,755    483,470
    Lonza Group AG.....................................  14,498  1,454,242
    Luzerner Kantonalbank AG...........................     753    288,845
    Metall Zug AG......................................      36     96,470
*   Meyer Burger Technology AG.........................  21,158    319,907
    Micronas Semiconductor Holding AG..................   6,211     49,832
    Mobilezone Holding AG..............................   4,831     51,397
    Mobimo Holding AG..................................   1,543    321,597

                                     1444

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
*   Myriad Group AG....................................   8,397 $   13,475
    Nestle SA.......................................... 126,492  9,167,040
    Nobel Biocare Holding AG...........................  12,275    187,109
    Novartis AG........................................   7,309    577,709
    Novartis AG ADR.................................... 117,451  9,286,851
    OC Oerlikon Corp. AG...............................  45,072    709,079
*   Orascom Development Holding AG.....................     924     15,332
*   Orell Fuessli Holding AG...........................     152     16,190
    Orior AG...........................................   1,175     68,764
    Panalpina Welttransport Holding AG.................   1,841    304,262
    Partners Group Holding AG..........................     966    228,773
    Phoenix Mecano AG..................................     178    114,560
    PSP Swiss Property AG..............................   2,990    257,223
    PubliGroupe AG.....................................     443     56,291
    Rieter Holding AG..................................   1,014    224,845
    Roche Holding AG(7108918)..........................     424    116,483
    Roche Holding AG(7110388)..........................  12,572  3,449,324
    Romande Energie Holding SA.........................      49     58,392
    Schaffner Holding AG...............................     144     45,255
    Schindler Holding AG...............................   1,376    202,007
*   Schmolz + Bickenbach AG............................ 160,352    210,509
    Schweiter Technologies AG..........................     241    186,331
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................   3,503    230,936
    SGS SA.............................................     230    520,052
    Siegfried Holding AG...............................     806    144,048
    Sika AG............................................     398  1,309,757
    Sonova Holding AG..................................   3,736    513,098
    St Galler Kantonalbank AG..........................     627    242,581
    Straumann Holding AG...............................     472     94,079
    Sulzer AG..........................................   5,816    875,740
    Swatch Group AG (The)(7184725).....................   3,316  1,970,783
    Swatch Group AG (The)(7184736).....................   4,098    419,643
    Swiss Life Holding AG..............................   8,107  1,744,858
    Swiss Re AG........................................  51,583  4,451,667
    Swisscom AG........................................   1,017    558,658
    Swisslog Holding AG................................  61,788     77,207
    Swissquote Group Holding SA........................   2,565    100,809
    Syngenta AG ADR....................................  13,102    928,015
    Tamedia AG.........................................     430     54,538
    Tecan Group AG.....................................   1,906    208,990
    Temenos Group AG...................................   6,531    182,873
*   Tornos Holding AG..................................   1,468      7,819
    U-Blox AG..........................................   1,839    233,262
    UBS AG(H89231338).................................. 159,324  3,165,768
    UBS AG(B18YFJ4).................................... 124,654  2,472,422
    Valiant Holding AG.................................   3,123    303,418
    Valora Holding AG..................................     795    204,624
    Vaudoise Assurances Holding SA Class B.............     195     83,988
    Verwaltungs- und Privat-Bank AG....................     851     88,005
    Vetropack Holding AG...............................      57    113,101
*   Von Roll Holding AG................................  14,867     30,682
    Vontobel Holding AG................................   6,359    239,259
    Walter Meier AG....................................     480     31,724

                                     1445

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SWITZERLAND -- (Continued)
    Ypsomed Holding AG.................................       537 $    46,331
    Zehnder Group AG...................................     2,160      97,026
*   Zueblin Immobilien Holding AG......................     4,474       9,769
    Zug Estates Holding AG.............................        36      47,076
    Zuger Kantonalbank AG..............................        25     127,700
    Zurich Insurance Group AG..........................    21,258   6,163,560
                                                                  -----------
TOTAL SWITZERLAND......................................            97,744,493
                                                                  -----------
TAIWAN -- (3.6%)
    A-DATA Technology Co., Ltd.........................    36,000      80,907
    Ability Enterprise Co., Ltd........................    73,530      46,684
    AcBel Polytech, Inc................................   108,540     112,547
    Accton Technology Corp.............................   113,929      61,551
#*  Acer, Inc..........................................   647,810     382,612
    ACES Electronic Co., Ltd...........................     6,000       5,189
    ACHEM TECHNOLOGY Corp..............................    13,579       9,003
*   Acme Electronics Corp..............................    19,000      31,208
    Acter Co., Ltd.....................................    10,000      39,580
*   Action Electronics Co., Ltd........................    61,921      13,139
    Actron Technology Corp.............................    10,000      35,301
    Adlink Technology, Inc.............................    17,000      26,372
    Advanced Ceramic X Corp............................     8,000      36,616
    Advanced International Multitech Co., Ltd..........     7,000       7,359
    Advanced Semiconductor Engineering, Inc............   509,644     466,975
#   Advanced Semiconductor Engineering, Inc. ADR.......    36,804     166,354
    Advancetek Enterprise Co., Ltd.....................    36,000      43,193
    Advantech Co., Ltd.................................    28,600     178,588
*   AGV Products Corp..................................   114,969      34,178
    Airtac International Group.........................     3,000      27,066
    ALI Corp...........................................    66,000      67,267
    Allis Electric Co., Ltd............................     8,000       2,569
    Alpha Networks, Inc................................    70,000      56,872
    Altek Corp.........................................   110,498     104,054
    Ambassador Hotel (The).............................    55,000      53,436
    AMPOC Far-East Co., Ltd............................    24,000      19,012
    AmTRAN Technology Co., Ltd.........................   200,823     129,493
    Anpec Electronics Corp.............................    35,000      26,483
    Apacer Technology, Inc.............................    25,450      23,685
    APCB, Inc..........................................    39,000      24,787
    Apex Biotechnology Corp............................    16,226      35,917
    Arcadyan Technology Corp...........................    25,561      43,873
    Ardentec Corp......................................    78,780      64,798
*   Arima Communications Corp..........................    58,708      27,025
    Asia Cement Corp...................................   251,009     307,862
*   Asia Optical Co., Inc..............................    90,000      94,009
    Asia Plastic Recycling Holding, Ltd................    18,240      53,487
    Asia Polymer Corp..................................    99,000      84,182
    Asia Vital Components Co., Ltd.....................    82,053      53,355
    Asustek Computer, Inc..............................    79,502     729,397
    Aten International Co., Ltd........................    19,000      55,911
*   AU Optronics Corp.................................. 2,025,980     588,779
*   AU Optronics Corp. Sponsored ADR...................    21,622      59,677
    Audix Corp.........................................    16,000      16,385

                                     1446

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Aurora Corp........................................    33,000 $ 66,026
    AV Tech Corp.......................................    12,000   33,314
    Avermedia Technologies.............................    35,000   15,452
*   Avision, Inc.......................................    15,000    4,896
    Bank of Kaohsiung..................................    56,753   17,744
    Basso Industry Corp................................    20,000   19,756
    BES Engineering Corp...............................   426,000  120,474
    Biostar Microtech International Corp...............    11,000    5,122
    Bizlink Holding, Inc...............................     8,000   33,529
    Boardtek Electronics Corp..........................    30,000   34,453
*   Bright Led Electronics Corp........................    22,000   13,111
    C Sun Manufacturing, Ltd...........................    26,000   17,370
    Cameo Communications, Inc..........................    39,000   12,154
    Capella Microsystems Taiwan, Inc...................     3,591   12,727
    Capital Securities Corp............................   433,448  168,354
#   Career Technology MFG. Co., Ltd....................    96,000  100,307
    Carnival Industrial Corp...........................    28,000    7,819
#   Catcher Technology Co., Ltd........................    59,360  393,745
    Cathay Financial Holding Co., Ltd..................   348,279  523,742
    Cathay Real Estate Development Co., Ltd............   223,000  133,238
#*  Center Laboratories, Inc...........................    16,933   33,893
    Central Reinsurance Co., Ltd.......................    28,560   13,565
*   Champion Building Materials Co., Ltd...............    74,526   30,683
    Chang Hwa Commercial Bank..........................   799,975  473,068
    Chang Wah Electromaterials, Inc....................     8,682   23,973
    Charoen Pokphand Enterprise........................    64,000   33,294
    Chaun-Choung Technology Corp.......................    25,000   84,091
    CHC Resources Corp.................................    22,000   49,246
    Cheng Loong Corp...................................   216,360  101,612
    Cheng Shin Rubber Industry Co., Ltd................    97,341  246,799
    Cheng Uei Precision Industry Co., Ltd..............   110,051  233,367
*   Chenming Mold Industry Corp........................    20,000   14,551
    Chia Chang Co., Ltd................................    24,000   30,252
*   Chia Hsin Cement Corp..............................    96,338   49,233
    Chicony Electronics Co., Ltd.......................    68,018  173,603
    Chien Kuo Construction Co., Ltd....................    75,250   34,303
    Chilisin Electronics Corp..........................    18,400   16,415
    Chimei Materials Technology Corp...................    20,000   26,341
    Chin-Poon Industrial Co., Ltd......................   126,126  208,542
*   China Airlines, Ltd................................   745,019  262,067
    China Chemical & Pharmaceutical Co., Ltd...........    99,000   74,315
    China Development Financial Holding Corp........... 1,704,573  495,922
    China Ecotek Corp..................................    11,000   27,240
    China Electric Manufacturing Corp..................    73,000   32,520
    China General Plastics Corp........................    60,420   31,673
    China Glaze Co., Ltd...............................    29,599   15,954
    China Life Insurance Co., Ltd......................   445,653  424,712
    China Metal Products...............................   102,246  124,911
    China Motor Corp...................................   164,000  152,074
    China Petrochemical Development Corp...............   529,031  233,406
    China Steel Chemical Corp..........................     8,000   44,350
    China Steel Corp...................................   679,296  583,524
    China Steel Structure Co., Ltd.....................    24,000   26,660

                                     1447

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    China Synthetic Rubber Corp........................   118,224 $108,944
*   China Wire & Cable Co., Ltd........................    61,000   27,111
    Chinese Maritime Transport, Ltd....................    41,000   52,278
#   Chipbond Technology Corp...........................   129,000  196,669
    Chong Hong Construction Co.........................    24,625   66,220
    Chroma ATE, Inc....................................    44,560   95,744
*   Chun YU Works & Co., Ltd...........................     8,000    2,989
    Chun Yuan Steel....................................    88,570   33,309
    Chung Hsin Electric & Machinery
      Manufacturing Corp...............................    99,000   65,523
*   Chung Hung Steel Corp..............................   163,212   46,020
*   Chung Hwa Pulp Corp................................   161,470   49,092
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.....    11,000   18,151
*   Chunghwa Picture Tubes, Ltd........................   951,656   54,328
    Chunghwa Telecom Co., Ltd..........................    47,727  143,066
#   Chunghwa Telecom Co., Ltd. ADR.....................     3,011   88,523
    Cleanaway Co., Ltd.................................     6,000   36,704
    Clevo Co...........................................    71,401  147,138
*   CMC Magnetics Corp.................................   757,000  120,853
    Collins Co., Ltd...................................    54,802   19,658
    Compal Electronics, Inc............................ 1,063,747  790,790
    Compeq Manufacturing Co., Ltd......................   288,000  160,116
    Continental Holdings Corp..........................   124,000   44,400
    Coretronic Corp....................................   211,000  195,457
*   Cosmos Bank Taiwan.................................   129,195   67,998
    Coxon Precise Industrial Co., Ltd..................    27,000   42,407
    CSBC Corp. Taiwan..................................    86,740   55,798
    CTBC Financial Holding Co., Ltd.................... 1,243,134  818,336
    CTCI Corp..........................................   103,444  140,681
    Cyberlink Corp.....................................    23,535   66,726
    CyberTAN Technology, Inc...........................    42,424   44,291
    D-Link Corp........................................   186,062  117,797
    DA CIN Construction Co., Ltd.......................    36,000   32,160
    Dafeng TV, Ltd.....................................     8,200   14,177
    Darfon Electronics Corp............................    51,000   34,039
    Delpha Construction Co., Ltd.......................    53,321   20,661
    Delta Electronics, Inc.............................    45,320  248,029
    Depo Auto Parts Ind Co., Ltd.......................    32,000  121,071
*   Dynamic Electronics Co., Ltd.......................    68,183   24,637
#   Dynapack International Technology Corp.............    27,000   72,845
*   E Ink Holdings, Inc................................   192,000  102,467
    E-Lead Electronic Co., Ltd.........................    21,000   41,918
    E-LIFE MALL Corp...................................    18,000   37,090
*   E-Ton Solar Tech Co., Ltd..........................    60,022   34,398
    E.Sun Financial Holding Co., Ltd...................   953,734  591,281
*   Eastern Media International Corp...................    61,330   29,120
    Eclat Textile Co., Ltd.............................    33,308  364,062
    Edimax Technology Co., Ltd.........................    52,313   21,875
    Edison Opto Corp...................................    20,000   23,952
    Elan Microelectronics Corp.........................    80,000  138,180
    Elite Advanced Laser Corp..........................    13,000   31,879
    Elite Material Co., Ltd............................    84,162   72,208
    Elite Semiconductor Memory Technology, Inc.........    70,000   82,280
    Elitegroup Computer Systems Co., Ltd...............   127,100   74,822

                                     1448

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
    eMemory Technology, Inc............................   6,000 $ 18,508
    ENG Electric Co., Ltd..............................  50,000   43,445
    EnTie Commercial Bank.............................. 112,000   54,382
*   Episil Technologies, Inc........................... 131,000   43,111
    Epistar Corp....................................... 235,169  522,601
#   Eternal Chemical Co., Ltd.......................... 146,140  136,566
*   Etron Technology, Inc.............................. 155,000   68,017
*   Eva Airways Corp................................... 344,380  183,224
*   Everest Textile Co., Ltd...........................  13,000    4,296
    Evergreen International Storage &
       Transport Corp.................................. 161,000  108,253
*   Evergreen Marine Corp. Taiwan, Ltd................. 441,399  258,899
    Everlight Chemical Industrial Corp.................  99,477   80,862
#   Everlight Electronics Co., Ltd.....................  85,225  202,590
#*  Everspring Industry Co., Ltd.......................  16,000   11,986
    Excelsior Medical Co., Ltd.........................  19,172   35,518
    Far Eastern Department Stores, Ltd................. 225,343  204,877
#   Far Eastern International Bank..................... 298,048  116,190
    Far Eastern New Century Corp....................... 377,225  388,982
    Far EasTone Telecommunications Co., Ltd............ 116,000  227,890
    Faraday Technology Corp............................  69,395   87,116
    Farglory Land Development Co., Ltd.................  89,575  143,460
    Federal Corp....................................... 155,232  116,762
    Feng Hsin Iron & Steel Co..........................  73,000  124,907
    Feng TAY Enterprise Co., Ltd.......................  37,470   84,318
#   Firich Enterprises Co., Ltd........................  37,777  151,200
*   First Copper Technology Co., Ltd...................  49,000   16,974
    First Financial Holding Co., Ltd................... 849,650  507,949
    First Hotel........................................  49,097   31,714
    First Insurance Co., Ltd...........................  35,000   23,189
    First Steamship Co., Ltd...........................  83,509   51,557
#   FLEXium Interconnect, Inc..........................  25,588   76,999
    Flytech Technology Co., Ltd........................   9,862   33,212
    Forhouse Corp......................................  82,000   31,090
    Formosa Advanced Technologies Co., Ltd.............  24,000   13,787
    Formosa Chemicals & Fibre Corp..................... 161,821  423,849
*   Formosa Epitaxy, Inc...............................  88,000   52,551
    Formosa International Hotels Corp..................   4,400   48,562
*   Formosa Laboratories, Inc..........................  12,191   29,061
    Formosa Optical Technology Co., Ltd................   9,000   30,298
    Formosa Petrochemical Corp.........................  14,000   35,301
    Formosa Plastics Corp.............................. 116,927  300,285
    Formosan Rubber Group, Inc......................... 117,000  107,321
    Formosan Union Chemical............................  67,167   32,159
    Founding Construction & Development Co., Ltd.......  38,685   24,398
    Foxconn Technology Co., Ltd........................ 166,312  373,604
    Foxlink Image Technology Co., Ltd..................  30,000   20,054
*   Froch Enterprise Co., Ltd..........................  29,000    9,139
    FSP Technology, Inc................................  34,782   34,556
    Fubon Financial Holding Co., Ltd................... 521,019  735,032
    Fullerton Technology Co., Ltd......................  19,000   16,786
*   Fulltech Fiber Glass Corp.......................... 120,965   45,935
    Fwusow Industry Co., Ltd...........................  68,394   32,946
    G Shank Enterprise Co., Ltd........................  27,000   20,368

                                     1449

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
TAIWAN -- (Continued)
#   G Tech Optoelectronics Corp........................  45,000 $   56,921
*   Gamania Digital Entertainment Co., Ltd.............   2,000      1,827
    Gemtek Technology Corp.............................  83,348     81,483
#*  Genesis Photonics, Inc.............................  50,863     26,401
    Genius Electronic Optical Co., Ltd.................   9,625     29,382
    Genmont Biotech, Inc...............................   5,000      6,883
    GeoVision, Inc.....................................   4,400     25,733
    Getac Technology Corp..............................  95,000     46,975
    Giant Manufacturing Co., Ltd.......................  18,760    118,464
*   Giantplus Technology Co., Ltd......................   6,000      1,805
*   Gigastorage Corp...................................  91,450    105,299
*   Gintech Energy Corp................................  81,394     82,713
*   Global Brands Manufacture, Ltd.....................  23,830      8,570
    Global Mixed Mode Technology, Inc..................  12,000     33,592
    Global Unichip Corp................................  11,000     27,152
*   Globe Union Industrial Corp........................  41,000     27,055
    Gloria Material Technology Corp.................... 150,150    110,790
*   Gold Circuit Electronics, Ltd......................  71,070     17,043
    Goldsun Development & Construction Co., Ltd........ 310,624    124,525
    Gourmet Master Co., Ltd............................   5,000     30,173
    Grand Pacific Petrochemical........................ 206,000    149,176
    Grape King Bio Ltd.................................  14,000     60,847
    Great China Metal Industry.........................  26,000     32,066
    Great Taipei Gas Co., Ltd..........................  41,000     31,225
    Great Wall Enterprise Co., Ltd..................... 108,252     93,601
#*  Green Energy Technology, Inc.......................  62,581     62,223
*   GTM Corp...........................................  27,000     17,710
    Hannstar Board Corp................................  49,096     18,438
*   HannStar Display Corp.............................. 643,000    218,703
*   HannsTouch Solution, Inc........................... 218,026     65,679
*   Harvatek Corp......................................  22,663     12,134
    Hey Song Corp......................................  70,500     73,116
    Highwealth Construction Corp.......................  75,118    150,562
    Hitron Technology, Inc.............................  42,000     23,638
    Hiwin Technologies Corp............................  11,416    103,336
    Ho Tung Chemical Corp.............................. 251,386    117,606
*   Hocheng Corp.......................................  66,000     21,945
    Holiday Entertainment Co., Ltd.....................  12,000     14,307
    Holtek Semiconductor, Inc..........................  35,000     66,488
    Holy Stone Enterprise Co., Ltd.....................  48,878     67,783
    Hon Hai Precision Industry Co., Ltd................ 626,498  1,750,177
    Hon Hai Precision Industry Co., Ltd. GDR...........  37,872    204,414
    Hong TAI Electric Industrial.......................  72,000     23,517
    Horizon Securities Co., Ltd........................ 142,000     47,951
#   Hota Industrial Manufacturing Co., Ltd.............  21,038     31,590
    Hotai Motor Co., Ltd...............................  28,000    339,863
*   Howarm Construction Co., Ltd.......................  30,000     25,632
    Hsin Kuang Steel Co., Ltd..........................  51,000     32,313
#   HTC Corp...........................................  78,522    352,118
    Hu Lane Associate, Inc.............................   6,431     18,315
    HUA ENG Wire & Cable...............................  87,000     32,726
    Hua Nan Financial Holdings Co., Ltd................ 775,992    437,103
    Huaku Development Co., Ltd.........................  55,540    136,077

                                     1450

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Huang Hsiang Construction Co.......................    25,000 $ 40,260
    Hung Poo Real Estate Development Corp..............    73,695   71,090
    Hung Sheng Construction Co., Ltd...................   137,500  101,056
*   Hwa Fong Rubber Co., Ltd...........................    95,397   61,373
    I-Chiun Precision Industry Co., Ltd................    61,000   38,803
    I-Sheng Electric Wire & Cable Co., Ltd.............    25,000   34,866
    Ibase Technology, Inc..............................     4,195    6,285
    Ichia Technologies, Inc............................    63,000   37,154
    IEI Integration Corp...............................    44,625   77,218
    ILI Technology Corp................................     7,349   13,307
    Infortrend Technology, Inc.........................    60,320   37,100
#*  Innolux Corp....................................... 1,388,477  481,496
#*  Inotera Memories, Inc..............................   452,634  347,901
    Integrated Memory Logic, Ltd.......................    16,000   35,395
    International Games System Co., Ltd................     6,000   11,033
    Inventec Corp......................................   553,945  511,072
    ITE Technology, Inc................................    53,193   45,772
    ITEQ Corp..........................................    68,835   72,527
*   J Touch Corp.......................................    19,000   16,697
    Jentech Precision Industrial Co., Ltd..............    23,000   62,060
    Jess-Link Products Co., Ltd........................    25,000   26,707
    Jih Sun Financial Holdings Co., Ltd................   316,659   92,440
    Johnson Health Tech Co., Ltd.......................     7,247   19,554
    Kao Hsing Chang Iron & Steel.......................    44,850   20,384
    Kaori Heat Treatment Co., Ltd......................    13,115   28,495
    Kaulin Manufacturing Co., Ltd......................    25,000   18,515
    KEE TAI Properties Co., Ltd........................    63,790   39,345
    Kenda Rubber Industrial Co., Ltd...................   142,083  306,265
*   Kenmec Mechanical Engineering Co., Ltd.............    68,000   32,075
    Kerry TJ Logistics Co., Ltd........................    38,000   53,438
    King Slide Works Co., Ltd..........................     9,000   98,318
    King Yuan Electronics Co., Ltd.....................   302,545  206,675
    King's Town Bank...................................   212,000  206,475
*   King's Town Construction Co., Ltd..................    17,145   16,415
    Kingdom Construction Co............................    76,000   76,805
    Kinik Co...........................................    26,000   66,216
    Kinko Optical Co., Ltd.............................    62,000   61,098
    Kinpo Electronics..................................   338,000  125,258
    Kinsus Interconnect Technology Corp................    50,000  172,410
    KS Terminals, Inc..................................    15,162   18,213
    Kung Long Batteries Industrial Co., Ltd............     9,000   23,121
    Kung Sing Engineering Corp.........................    91,000   42,581
    Kuo Toong International Co., Ltd...................    40,000   58,062
    Kuoyang Construction Co., Ltd......................    71,387   44,225
    Kwong Fong Industries..............................    53,200   33,210
    KYE Systems Corp...................................    67,040   26,926
    L&K Engineering Co., Ltd...........................    17,000   15,429
    LAN FA Textile.....................................    28,922    8,847
    Largan Precision Co., Ltd..........................     5,000  191,982
    LCY Chemical Corp..................................    84,286  106,973
    Leader Electronics, Inc............................    40,000   20,015
    Lealea Enterprise Co., Ltd.........................   206,584   73,336
    LEE CHI Enterprises Co., Ltd.......................    96,000   52,281

                                     1451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
*   Leofoo Development Co..............................  34,417 $ 14,155
    LES Enphants Co., Ltd..............................  22,025   15,372
    Lextar Electronics Corp............................  46,500   50,477
*   Li Peng Enterprise Co., Ltd........................ 132,092   60,095
    Lian HWA Food Corp.................................   7,560    9,342
    Lien Hwa Industrial Corp........................... 152,284   96,610
    Lingsen Precision Industries, Ltd.................. 142,000   80,440
    Lite-On Semiconductor Corp.........................  62,000   39,592
    Lite-On Technology Corp............................ 404,672  599,323
    Long Bon International Co., Ltd....................  93,000   50,270
    Long Chen Paper Co., Ltd........................... 191,546   99,044
    Longwell Co........................................  23,000   21,253
    Lotes Co., Ltd.....................................  16,000   36,198
    Lumax International Corp., Ltd.....................  12,705   30,733
    Lung Yen Life Service Corp.........................  20,000   55,196
    Macroblock, Inc....................................   4,000   10,335
*   Macronix International............................. 893,909  196,844
    MacroWell OMG Digital Entertainment Co., Ltd.......   6,000   18,310
    Makalot Industrial Co., Ltd........................  18,000   88,084
    Marketech International Corp.......................  22,000   13,047
    Masterlink Securities Corp......................... 246,000   84,037
    Mayer Steel Pipe Corp..............................  29,700   13,185
    Maywufa Co., Ltd...................................  49,000   23,831
#   MediaTek, Inc......................................  25,048  333,807
*   Medigen Biotechnology Corp.........................   6,298   41,751
    Mega Financial Holding Co., Ltd.................... 932,748  753,081
    Mercuries & Associates, Ltd........................  54,322   35,753
*   Mercuries Life Insurance Co., Ltd.................. 103,000   66,074
    Merida Industry Co., Ltd...........................  13,800   85,187
    Merry Electronics Co., Ltd.........................  37,842  217,443
    Micro-Star International Co., Ltd.................. 172,394  149,986
*   Microbio Co., Ltd..................................  52,881   52,870
*   Microelectronics Technology, Inc...................  87,213   52,975
    Microlife Corp.....................................   9,000   24,003
#   MIN AIK Technology Co., Ltd........................  17,000   96,563
    Mirle Automation Corp..............................  46,505   41,124
*   Mitac Holdings Corp................................ 145,520  124,162
*   Mosel Vitelic, Inc.................................   8,178    1,686
#*  Motech Industries, Inc.............................  69,000  121,742
    MPI Corp...........................................  21,000   54,225
    Nak Sealing Technologies Corp......................  10,000   29,050
    Namchow Chemical Industrial Co., Ltd...............  36,000   51,121
#*  Nan Kang Rubber Tire Co., Ltd......................  91,183  110,500
    Nan Ya Plastics Corp............................... 246,187  536,510
*   Nan Ya Printed Circuit Board Corp..................  43,214   51,376
    Nantex Industry Co., Ltd...........................  41,445   26,578
*   Nanya Technology Corp.............................. 152,000   24,816
    National Petroleum Co., Ltd........................  67,000   64,523
#*  Neo Solar Power Corp............................... 110,640  129,121
    Netronix, Inc......................................  12,000   28,787
    New Era Electronics Co., Ltd.......................  16,000   21,740
*   Newmax Technology Co., Ltd.........................  12,523   27,214
    Nien Hsing Textile Co., Ltd........................  60,271   59,689

                                     1452

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TAIWAN -- (Continued)
    Novatek Microelectronics Corp......................  74,000 $297,479
*   Ocean Plastics Co., Ltd............................  29,000   35,026
#*  Oneness Biotech Co., Ltd...........................  31,000   41,328
    OptoTech Corp...................................... 184,000   88,517
*   Orient Semiconductor Electronics, Ltd.............. 103,000   21,970
    Oriental Union Chemical Corp....................... 146,992  146,532
    Orise Technology Co., Ltd..........................  15,000   20,093
*   Pan Jit International, Inc......................... 158,940   73,588
    Pan-International Industrial Corp..................  77,620   59,136
    Paragon Technologies Co., Ltd......................   7,423   16,160
    PChome Online, Inc.................................   7,000   48,553
    Pegatron Corp...................................... 408,261  533,530
    Phihong Technology Co., Ltd........................  69,000   44,011
    Phison Electronics Corp............................  27,000  168,934
    Phoenix Tours International, Inc...................   7,000   12,664
#*  Phytohealth Corp...................................  30,000   37,249
*   Pihsiang Machinery Manufacturing Co., Ltd..........  29,000   28,560
#   Pixart Imaging, Inc................................  28,000   46,942
    Polytronics Technology Corp........................   8,000   17,828
    Portwell, Inc......................................   8,000    8,167
    Pou Chen Corp...................................... 416,528  575,784
*   Power Quotient International Co., Ltd..............  50,000   24,972
*   Powercom Co., Ltd..................................  16,150    2,776
    Powertech Technology, Inc.......................... 167,900  231,689
    Poya Co., Ltd......................................   7,070   44,591
    President Chain Store Corp.........................  18,768  125,668
    President Securities Corp.......................... 204,422  118,293
    Prime Electronics Satellitics, Inc.................  29,400   22,235
    Prince Housing & Development Corp.................. 190,165   99,982
    Promate Electronic Co., Ltd........................  33,000   37,048
    Promise Technology, Inc............................  34,874   49,760
*   Qisda Corp......................................... 349,875   93,350
    Quanta Computer, Inc...............................  97,007  237,425
    Quanta Storage, Inc................................  65,000   81,063
*   Quintain Steel Co., Ltd............................  73,000   17,062
#   Radiant Opto-Electronics Corp......................  55,782  242,106
#   Radium Life Tech Co., Ltd.......................... 195,532  149,121
    Realtek Semiconductor Corp.........................  77,098  209,658
    Rechi Precision Co., Ltd...........................  72,996   76,506
    Rich Development Co., Ltd.......................... 130,814   56,453
    Richtek Technology Corp............................  22,000  113,909
*   Ritek Corp......................................... 908,759  154,128
    Ruentex Development Co., Ltd.......................  83,550  146,636
    Ruentex Industries, Ltd............................  92,501  222,063
    Run Long Construction Co., Ltd.....................  17,000   17,349
    Sampo Corp.........................................  82,155   31,372
    San Fang Chemical Industry Co., Ltd................  10,502   10,303
    Sanyang Industry Co., Ltd.......................... 227,900  351,704
    SDI Corp...........................................  19,000   25,671
    Senao International Co., Ltd.......................   7,000   20,449
    Sercomm Corp.......................................  61,000  110,316
    Sesoda Corp........................................  38,850   40,612
    ShenMao Technology, Inc............................  14,922   18,525

                                     1453

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
    Shih Wei Navigation Co., Ltd.......................    83,100 $ 56,968
    Shihlin Electric & Engineering Corp................    57,000   71,254
#*  Shihlin Paper Corp.................................    16,000   24,868
    Shin Kong Financial Holding Co., Ltd............... 1,685,133  564,353
    Shin Zu Shing Co., Ltd.............................    33,549   81,771
*   Shining Building Business Co., Ltd.................    47,960   40,030
    Shinkong Insurance Co., Ltd........................    75,000   59,305
    Shinkong Synthetic Fibers Corp.....................   410,799  134,464
    Shinkong Textile Co., Ltd..........................    70,000   91,036
    Shuttle, Inc.......................................    50,000   23,111
    Sigurd Microelectronics Corp.......................    75,000   70,642
    Siliconware Precision Industries Co................   302,000  363,844
    Silitech Technology Corp...........................    30,442   37,601
    Simplo Technology Co., Ltd.........................    34,000  155,762
    Sinbon Electronics Co., Ltd........................    32,000   39,740
    Sincere Navigation Corp............................    79,125   71,591
*   Sino-American Silicon Products, Inc................   116,000  212,231
    Sinon Corp.........................................    74,000   39,845
    SinoPac Financial Holdings Co., Ltd................ 1,266,848  590,262
    Sinphar Pharmaceutical Co., Ltd....................    25,586   40,349
    Sinyi Realty Co....................................    10,303   17,493
    Sirtec International Co., Ltd......................    34,000   65,328
    Sitronix Technology Corp...........................    21,000   36,038
    Solar Applied Materials Technology Co..............    61,000   54,242
*   Solartech Energy Corp..............................    54,000   44,054
*   Solytech Enterprise Corp...........................    31,000   12,072
    Sonix Technology Co., Ltd..........................    63,000  101,442
    Southeast Cement Co., Ltd..........................    33,000   18,301
    Spirox Corp........................................     4,000    1,557
    Sporton International, Inc.........................    10,100   40,091
    St Shine Optical Co., Ltd..........................     5,000  129,090
    Standard Chemical & Pharmaceutical Co., Ltd........    20,330   28,119
    Standard Foods Corp................................    33,961   99,769
    Stark Technology, Inc..............................    41,000   42,752
    Sunonwealth Electric Machine Industry Co., Ltd.....    39,000   27,503
    Sunrex Technology Corp.............................    80,000   32,003
    Supreme Electronics Co., Ltd.......................    69,151   34,333
    Sweeten Construction Co., Ltd......................    25,500   16,743
    Syncmold Enterprise Corp...........................    16,000   27,811
    Synmosa Biopharma Corp.............................    16,971   21,996
    Synnex Technology International Corp...............   237,248  402,252
    TA Chen Stainless Pipe.............................   154,827   71,669
*   Ta Chong Bank, Ltd.................................   420,892  146,550
    Ta Ya Electric Wire & Cable........................    86,860   20,176
    TA-I Technology Co., Ltd...........................    25,202   13,402
    Tah Hsin Industrial Co., Ltd.......................    11,000   10,537
    Taichung Commercial Bank...........................   360,706  129,652
    TaiDoc Technology Corp.............................    10,000   24,214
    Taiflex Scientific Co., Ltd........................    49,000   90,523
    Taimide Tech, Inc..................................    21,000   18,017
    Tainan Enterprises Co., Ltd........................    17,000   16,997
    Tainan Spinning Co., Ltd...........................   246,845  165,710
    Taishin Financial Holding Co., Ltd................. 1,598,424  754,645

                                     1454

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T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
TAIWAN -- (Continued)
*   Taisun Enterprise Co., Ltd.........................  47,741 $   20,555
*   Taita Chemical Co., Ltd............................ 116,424     45,028
#   Taiwan Acceptance Corp.............................  21,000     51,871
*   Taiwan Business Bank............................... 791,085    234,801
    Taiwan Cement Corp................................. 495,137    722,808
    Taiwan Chinsan Electronic Industrial Co., Ltd......  14,000     24,231
    Taiwan Cogeneration Corp........................... 100,993     60,736
    Taiwan Cooperative Financial Holding............... 709,544    382,556
    Taiwan Fertilizer Co., Ltd......................... 193,000    402,474
    Taiwan Fire & Marine Insurance Co..................  50,040     40,752
    Taiwan FU Hsing Industrial Co., Ltd................  17,000     17,956
    Taiwan Glass Industry Corp......................... 178,142    174,154
    Taiwan Hon Chuan Enterprise Co., Ltd...............  66,492    139,364
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......  29,000     18,073
*   Taiwan Land Development Corp....................... 142,703     53,123
*   Taiwan Life Insurance Co., Ltd..................... 100,006     92,558
    Taiwan Line Tek Electronic.........................  10,000     10,846
    Taiwan Mask Corp................................... 107,950     35,005
    Taiwan Mobile Co., Ltd.............................  19,800     58,098
    Taiwan Navigation Co., Ltd.........................  34,000     27,815
    Taiwan Paiho, Ltd..................................  80,892     83,765
    Taiwan PCB Techvest Co., Ltd.......................  41,800     47,864
    Taiwan Prosperity Chemical Corp....................  40,000     36,222
*   Taiwan Pulp & Paper Corp...........................  93,280     38,906
    Taiwan Sakura Corp.................................  58,140     36,952
    Taiwan Sanyo Electric Co., Ltd.....................  12,750     17,273
    Taiwan Secom Co., Ltd..............................  22,000     55,782
    Taiwan Semiconductor Co., Ltd...................... 108,000    104,703
    Taiwan Semiconductor Manufacturing Co., Ltd........ 416,465  1,434,077
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR....................................  29,296    495,688
    Taiwan Sogo Shin Kong SEC..........................  19,000     24,640
*   Taiwan Styrene Monomer............................. 161,127    115,998
    Taiwan Surface Mounting Technology Co., Ltd........  44,100     65,210
*   Taiwan TEA Corp.................................... 131,704    118,996
    Taiwan Union Technology Corp.......................  43,000     39,262
    Taiyen Biotech Co., Ltd............................  23,733     22,116
*   Tatung Co., Ltd.................................... 728,452    208,554
    Teco Electric and Machinery Co., Ltd............... 399,000    433,360
    Test Research, Inc.................................  47,532     70,947
    Test-Rite International Co., Ltd...................  99,389     73,693
    Thinking Electronic Industrial Co., Ltd............  15,000     20,194
    Thye Ming Industrial Co., Ltd......................  34,850     39,544
    Ton Yi Industrial Corp............................. 130,200    128,436
    Tong Hsing Electronic Industries, Ltd..............  17,000     87,125
    Tong Yang Industry Co., Ltd........................  88,041    119,132
    Tong-Tai Machine & Tool Co., Ltd...................  48,305     47,707
    Topco Scientific Co., Ltd..........................  42,443     79,440
    Topoint Technology Co., Ltd........................  25,494     17,413
    Transcend Information, Inc.........................  45,483    135,644
    Tripod Technology Corp............................. 114,970    208,582
    Tsann Kuen Enterprise Co., Ltd.....................  12,913     18,359
    TSRC Corp.......................................... 107,350    152,237
    Ttet Union Corp....................................  10,000     20,203

                                     1455

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
TAIWAN -- (Continued)
#   TTY Biopharm Co., Ltd..............................    15,246 $ 45,111
    Tung Ho Steel Enterprise Corp......................   157,254  135,828
    Tung Thih Electronic Co., Ltd......................     5,492   15,743
    TXC Corp...........................................    82,411   94,948
*   Tycoons Group Enterprise...........................   127,354   24,043
*   Tyntek Corp........................................    69,319   20,059
    TZE Shin International Co., Ltd....................    36,729   13,140
    U-Ming Marine Transport Corp.......................    69,000  114,486
    Ubright Optronics Corp.............................    16,000   36,557
    Uni-President Enterprises Corp.....................   262,864  431,378
    Unimicron Technology Corp..........................   364,356  278,034
*   Union Bank Of Taiwan...............................   252,441   91,547
*   Unitech Printed Circuit Board Corp.................   157,629   61,743
    United Integrated Services Co., Ltd................    29,000   37,050
    United Microelectronics Corp....................... 1,706,453  698,284
    Unity Opto Technology Co., Ltd.....................    62,929   77,178
    Universal Cement Corp..............................    84,000   79,325
*   Unizyx Holding Corp................................   107,000   65,438
    UPC Technology Corp................................   159,472   73,759
    USI Corp...........................................   195,518  136,384
    Vanguard International Semiconductor Corp..........   129,000  141,156
*   Via Technologies, Inc..............................    41,800   38,746
    Visual Photonics Epitaxy Co., Ltd..................    49,300   45,784
    Vivotek, Inc.......................................     5,175   29,482
*   Wafer Works Corp...................................    94,000   50,206
    Wah Hong Industrial Corp...........................     3,423    3,659
    Wah Lee Industrial Corp............................    35,000   54,774
*   Walsin Lihwa Corp..................................   805,000  250,126
*   Walsin Technology Corp.............................   144,632   40,688
*   Walton Advanced Engineering, Inc...................    69,385   23,714
    Wan Hai Lines, Ltd.................................   226,557  110,163
    Ways Technical Corp., Ltd..........................     9,000   13,466
#   Wei Chuan Foods Corp...............................    71,000  112,000
*   Wei Mon Industry Co., Ltd..........................    52,647   17,658
    Weikeng Industrial Co., Ltd........................    27,300   21,247
    Well Shin Technology Co., Ltd......................    15,000   23,902
    Win Semiconductors Corp............................   107,000   94,654
*   Winbond Electronics Corp...........................   869,000  209,454
#*  Wintek Corp........................................   546,087  181,648
#   Wisdom Marine Lines Co., Ltd.......................    20,950   23,772
    Wistron Corp.......................................   553,142  456,183
    Wistron NeWeb Corp.................................    36,507   93,220
    WPG Holdings, Ltd..................................   258,301  299,647
    WT Microelectronics Co., Ltd.......................    65,518   79,699
    WUS Printed Circuit Co., Ltd.......................    65,000   30,399
    Xxentria Technology Materials Corp.................    18,000   38,899
    Yageo Corp.........................................   313,600  129,113
*   Yang Ming Marine Transport Corp....................   349,558  151,906
    YC INOX Co., Ltd...................................    70,000   50,857
    YeaShin International Development Co., Ltd.........    26,995   20,462
    Yem Chio Co., Ltd..................................    76,596   57,296
    YFY, Inc...........................................   272,344  130,579
*   Yieh Phui Enterprise Co., Ltd......................   202,930   65,204

                                     1456

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
TAIWAN -- (Continued)
    Young Fast Optoelectronics Co., Ltd................    25,400 $    25,346
    Young Optics, Inc..................................     9,000      17,340
    Youngtek Electronics Corp..........................    25,245      53,331
    Yuanta Financial Holding Co., Ltd.................. 1,057,246     587,020
    Yulon Motor Co., Ltd...............................   207,223     355,378
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    16,000      39,868
    YungShin Global Holding Corp.......................    39,000      71,723
    Yungtay Engineering Co., Ltd.......................   104,000     284,664
    Zeng Hsing Industrial Co., Ltd.....................     3,423      17,654
    Zenitron Corp......................................    22,000      14,149
    Zhen Ding Technology Holding, Ltd..................    13,650      34,088
*   Zig Sheng Industrial Co., Ltd......................   138,543      45,920
    Zinwell Corp.......................................    79,000      99,153
    Zippy Technology Corp..............................    12,000      17,602
                                                                  -----------
TOTAL TAIWAN...........................................            64,254,898
                                                                  -----------
THAILAND -- (0.6%)
    Advanced Info Service PCL..........................    16,300     103,202
    Airports of Thailand PCL...........................    55,800     289,903
    AJ Plast PCL.......................................    42,900      11,502
    Amata Corp. PCL....................................    77,000      28,925
    AP Thailand PCL....................................   281,640      37,029
    Asia Plus Securities PCL...........................   247,700      25,063
    Bangchak Petroleum PCL.............................   166,300     134,763
    Bangkok Aviation Fuel Services PCL.................    35,400      27,614
    Bangkok Bank PCL(6077019)..........................    48,000     249,379
    Bangkok Bank PCL(6368360)..........................    23,700     123,131
    Bangkok Chain Hospital PCL.........................   245,675      42,794
    Bangkok Dusit Medical Services PCL.................    50,300     179,806
    Bangkok Expressway PCL.............................   112,000     108,573
    Bangkok Life Assurance PCL.........................    56,000     104,332
*   Bangkok Metro PCL..................................   677,607      18,885
    Bangkokland PCL.................................... 2,553,800     110,631
    Banpu PCL(BDSTDQ6).................................   126,000     101,151
    Banpu PCL(6368348).................................   136,500     109,580
    BEC World PCL......................................    65,200      92,339
    Berli Jucker PCL...................................    22,000      30,158
    Big C Supercenter PCL..............................    46,100     244,396
    Bumrungrad Hospital PCL............................    14,200      36,135
    CalComp Electronics Thailand PCL...................   387,500      33,338
    Central Pattana PCL................................   136,400     154,953
    Central Plaza Hotel PCL............................   177,700     146,693
    CH Karnchang PCL...................................   152,300      66,438
    Charoen Pokphand Foods PCL.........................   253,500     218,866
    CP ALL PCL.........................................    36,100      42,924
    Delta Electronics Thailand PCL.....................   155,700     249,988
    Diamond Building Products PCL......................    23,900       4,887
    DSG International Thailand PCL.....................    51,400      15,337
    Dynasty Ceramic PCL................................    31,800      46,722
    Eastern Water Resources Development and Management
      PCL..............................................   230,000      83,611
    Electricity Generating PCL.........................    22,000      84,974
    Erawan Group PCL (The).............................   152,700      14,618
    Esso Thailand PCL..................................   313,000      53,099

                                     1457

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
THAILAND -- (Continued)
*   GFPT PCL...........................................   120,600 $ 48,225
    Glow Energy PCL....................................    46,000   94,062
*   GMM Grammy PCL.....................................    35,880   18,043
*   Golden Land Property Development PCL...............    40,700    7,336
    Hana Microelectronics PCL..........................    59,200   44,476
    Hemaraj Land and Development PCL................... 1,110,400   92,169
    Home Product Center PCL............................   238,558   61,790
    Indorama Ventures PCL..............................   281,100  176,273
    IRPC PCL........................................... 2,076,100  196,226
*   Italian-Thai Development PCL.......................   719,854   76,325
    Jasmine International PCL..........................   543,900  116,162
    Kasikornbank PCL(6888794)..........................    26,900  138,534
    Kasikornbank PCL(6364766)..........................    34,700  178,703
    KGI Securities Thailand PCL........................   120,600   10,595
    Khon Kaen Sugar Industry PCL.......................   100,600   36,266
    Kiatnakin Bank PCL.................................    83,300   94,000
    Krung Thai Bank PCL................................   601,375  304,240
    Land and Houses PCL(6581930).......................   212,200   55,605
    Land and Houses PCL(6581941).......................   355,200   92,539
    Lanna Resources PCL................................    48,450   16,292
    Loxley PCL.........................................   282,094   29,397
    LPN Development PCL................................   103,600   45,821
    Major Cineplex Group PCL...........................    69,000   34,908
    MBK PCL............................................    18,300   71,792
    MCOT PCL...........................................    36,000   31,081
    Minor International PCL............................   182,960  115,285
    Polyplex Thailand PCL..............................    37,600   10,024
    Precious Shipping PCL..............................   165,000   99,970
    Property Perfect PCL...............................   613,500   16,727
    Pruksa Real Estate PCL.............................   168,300   89,733
    PTT Exploration & Production PCL...................    89,385  414,296
    PTT Global Chemical PCL............................   110,845  239,252
    PTT PCL(6420390)...................................    56,894  475,697
    PTT PCL(6420408)...................................    18,900  158,025
    Quality Houses PCL.................................   521,408   40,436
    Ratchaburi Electricity Generating Holding PCL......    49,600   71,748
    Robinson Department Store PCL......................    53,100   71,583
    Rojana Industrial Park PCL.........................   149,500   30,570
    Saha-Union PCL.....................................    20,600   21,842
*   Sahaviriya Steel Industries PCL....................   741,840    6,967
    Samart Corp. PCL...................................    77,500   34,277
    Samart Telcoms PCL.................................    79,600   31,348
    Sansiri PCL........................................   527,900   28,946
    SC Asset Corp PCL..................................   299,812   27,066
    Siam Cement PCL....................................    10,400  127,913
    Siam City Cement PCL...............................    13,200  141,957
    Siam Commercial Bank PCL(6889935)..................    15,700   70,866
    Siam Commercial Bank PCL(6363172)..................    30,100  135,865
    Siam Future Development PCL........................   104,625   17,115
    Siam Global House PCL..............................    59,150   25,624
    Siamgas & Petrochemicals PCL.......................   130,200   61,136
    Sino Thai Engineering & Construction PCL...........    83,571   33,418
    SNC Former PCL.....................................     8,800    4,025

                                     1458

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
THAILAND -- (Continued)
    Somboon Advance Technology PCL.....................    37,250 $    17,378
    Sri Trang Agro-Industry PCL(B05BPF7)...............    14,300       5,328
    Sri Trang Agro-Industry PCL(B05BPH9)...............   105,300      39,236
    Srithai Superware PCL..............................    37,200      17,918
    STP & I PCL........................................   245,200     129,248
    Supalai PCL........................................   222,900     108,040
*   Tata Steel Thailand PCL............................ 1,030,600      22,479
    Thai Airways International PCL(6888868)............   105,000      44,850
    Thai Airways International PCL(6364971)............    60,600      25,885
    Thai Oil PCL.......................................   156,100     249,448
*   Thai Reinsurance PCL...............................   345,900      35,418
    Thai Stanley Electric PCL..........................     9,600      62,236
    Thai Tap Water Supply PCL..........................   294,200      86,005
    Thai Union Frozen Products PCL.....................    95,760     202,341
    Thai Vegetable Oil PCL.............................    59,100      34,912
    Thaicom PCL........................................   175,300     200,472
    Thanachart Capital PCL.............................    94,500      88,746
*   Thoresen Thai Agencies PCL.........................   127,666      67,294
    Ticon Industrial Connection PCL....................    86,625      40,675
    Tipco Asphalt PCL..................................     7,400      10,312
    Tisco Financial Group PCL..........................    70,800      79,358
    TMB Bank PCL....................................... 3,163,500     218,503
    Total Access Communication PCL.....................   114,100     330,963
    Toyo-Thai Corp. PCL................................    19,363      18,917
    TPI Polene PCL.....................................   242,100      77,008
*   True Corp. PCL(6877071)............................   540,290     117,846
*   True Corp. PCL(6363923)............................   530,800     115,776
    Union Mosaic Industry PCL (The)....................    76,125      21,562
    Univentures PCL....................................    39,200       8,431
    Vanachai Group PCL.................................    41,100       3,486
    Vibhavadi Medical Center PCL.......................    87,600      23,353
    Vinythai PCL.......................................   124,200      40,259
    Workpoint Entertainment PCL........................     2,900       1,950
                                                                  -----------
TOTAL THAILAND.........................................            10,643,943
                                                                  -----------
TURKEY -- (0.3%)
    Adana Cimento Sanayii TAS Class A..................    12,989      19,430
    Akbank TAS.........................................   113,816     291,166
    Akcansa Cimento A.S................................     9,502      47,942
*   Akenerji Elektrik Uretim A.S.......................    69,462      30,758
    Akfen Holding A.S..................................    21,328      38,722
    Aksa Akrilik Kimya Sanayii.........................    22,500      74,585
    Aksigorta A.S......................................    34,947      45,533
    Alarko Holding A.S.................................    14,460      29,846
*   Albaraka Turk Katilim Bankasi A.S..................    85,750      54,384
*   Altinyildiz Mensucat ve Konfeksiyon
       Fabrikalari A.S.................................     1,996      42,387
*   Anadolu Anonim Tuerk Sigorta Sirketi...............    54,184      32,889
    Anadolu Cam Sanayii A.S............................    21,831      16,431
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.........     4,187      42,445
    Arcelik A.S........................................    38,968     192,530
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........    28,662      99,030
*   Asya Katilim Bankasi A.S...........................   130,758      62,619
    Bagfas Bandirma Gubre Fabrik.......................     1,050      15,253

                                     1459

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
TURKEY -- (Continued)
*   Baticim Bati Anadolu Cimento Sanayii A.S...........   8,723 $ 21,793
    BIM Birlesik Magazalar A.S.........................   6,517  111,483
    Bizim Toptan Satis Magazalari A.S..................   2,396   20,311
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   6,760   14,575
    Bursa Cimento Fabrikasi A.S........................   1,341    2,409
    Cimsa Cimento Sanayi VE Tica.......................  13,328   67,714
    Coca-Cola Icecek A.S...............................   4,509   94,419
*   Deva Holding A.S...................................  41,856   31,127
*   Dogan Sirketler Grubu Holding A.S.................. 254,721   78,993
*   Dogan Yayin Holding A.S............................ 107,583   24,778
    Dogus Otomotiv Servis ve Ticaret A.S...............  22,522   64,703
    EGE Seramik Sanayi ve Ticaret A.S..................  19,423   21,080
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S.................  49,361   46,569
    Enka Insaat ve Sanayi A.S..........................  34,141   97,390
    Eregli Demir ve Celik Fabrikalari TAS.............. 345,925  415,851
    Ford Otomotiv Sanayi A.S...........................   9,472   83,085
    Global Yatirim Holding A.S.........................  67,511   37,451
    Goltas Goller Bolgesi Cimento Sanayi ve
       Ticaret A.S.....................................     901   18,054
    Goodyear Lastikleri TAS............................   1,597   35,568
*   GSD Holding........................................  50,000   19,515
*   Gubre Fabrikalari TAS..............................  21,732   31,709
*   Hurriyet Gazetecilik A.S...........................  31,589    7,850
*   Ihlas Holding A.S.................................. 197,201   31,458
*   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.........  24,649   24,851
*   Is Finansal Kiralama A.S...........................  27,329   11,014
*   Izmir Demir Celik Sanayi A.S.......................  67,134   59,478
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A.....................................  37,361   31,955
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................  23,378   41,286
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 213,256   91,679
    Kartonsan Karton Sanayi ve Ticaret A.S.............     618   60,764
*   Kerevitas Gida Sanayi ve Ticaret A.S...............     440    7,019
    KOC Holding A.S....................................  49,633  168,676
*   Koza Anadolu Metal Madencilik Isletmeleri A.S......  52,727   51,181
    Mardin Cimento Sanayii ve Ticaret A.S..............   5,073    9,422
*   Migros Ticaret A.S.................................   6,594   42,682
    NET Holding A.S....................................   8,365    8,838
    Netas Telekomunikasyon A.S.........................  11,580   25,420
    Nuh Cimento Sanayi A.S.............................   9,068   36,284
    Otokar Otomotiv Ve Savunma Sanayi A.S..............   1,350   28,837
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................   8,727   18,675
*   Petkim Petrokimya Holding A.S...................... 113,021  126,807
    Pinar Entegre Et ve Un Sanayi A.S..................     487    1,741
    Pinar SUT Mamulleri Sanayii A.S....................   5,677   44,100
*   Polyester Sanayi A.S...............................  49,109   23,047
*   Sekerbank TAS......................................  82,699   74,206
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S...........  33,531   26,761
    Soda Sanayii A.S...................................  18,280   22,579
*   Tat Gida Sanayi AS.................................  14,877   15,494
    TAV Havalimanlari Holding A.S......................  18,112  136,256
    Tekfen Holding A.S.................................  39,421   82,560
*   Tekstil Bankasi A.S................................  35,952   16,283
    Tofas Turk Otomobil Fabrikasi A.S..................  14,097   66,309
    Trakya Cam Sanayi A.S..............................  76,989   71,315

                                     1460

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
TURKEY -- (Continued)
    Tupras Turkiye Petrol Rafinerileri A.S.............   2,925 $   48,214
    Turcas Petrol A.S..................................  14,616     14,829
    Turk Hava Yollari.................................. 115,934    346,599
    Turk Traktor ve Ziraat Makineleri A.S..............     443     10,223
*   Turkcell Iletisim Hizmetleri A.S...................   1,136      5,611
*   Turkcell Iletisim Hizmetleri A.S. ADR..............   9,157    114,005
    Turkiye Garanti Bankasi A.S........................ 120,159    318,128
    Turkiye Halk Bankasi A.S...........................  33,171    164,312
    Turkiye Is Bankasi................................. 130,797    235,133
    Turkiye Sinai Kalkinma Bankasi A.S................. 158,735    119,763
    Turkiye Sise ve Cam Fabrikalari A.S................ 124,385    137,766
    Turkiye Vakiflar Bankasi Tao....................... 114,786    175,923
    Ulker Biskuvi Sanayi A.S...........................  18,064    111,240
*   Vestel Beyaz Esya Sanayi ve Ticaret A.S............  14,500     19,705
*   Vestel Elektronik Sanayi ve Ticaret A.S............  24,328     15,105
    Yapi ve Kredi Bankasi A.S..........................  59,093     83,459
*   Zorlu Enerji Elektrik Uretim A.S...................  29,476     12,411
                                                                ----------
TOTAL TURKEY...........................................          5,871,780
                                                                ----------
UNITED KINGDOM -- (15.2%)
    4imprint Group P.L.C...............................     532      6,333
    888 Holdings P.L.C.................................  92,692    217,805
    A.G. Barr P.L.C....................................  12,390    124,223
    Aberdeen Asset Management P.L.C.................... 128,290    822,849
    Acal P.L.C.........................................   3,957     21,602
    Admiral Group P.L.C................................  13,437    318,711
*   Afren P.L.C........................................ 279,721    683,399
    African Barrick Gold P.L.C.........................  16,318     58,561
*   Aga Rangemaster Group P.L.C........................  23,457     62,743
    Aggreko P.L.C......................................  23,206    588,708
    Alent P.L.C........................................  67,651    347,544
    AMEC P.L.C.........................................  61,646  1,042,072
    Amlin P.L.C........................................ 122,939    844,190
    Anglo American P.L.C............................... 154,464  3,642,103
    Anglo Pacific Group P.L.C..........................   6,015     18,175
    Anglo-Eastern Plantations..........................     542      5,933
    Anite P.L.C........................................  25,991     38,982
    Antofagasta P.L.C..................................  41,321    574,498
    ARM Holdings P.L.C.................................  33,625    513,301
    ARM Holdings P.L.C. Sponsored ADR..................   7,813    359,945
    Ashmore Group P.L.C................................  49,794    266,014
    Ashtead Group P.L.C................................ 118,226  1,531,749
    Associated British Foods P.L.C.....................  32,004  1,426,245
    AstraZeneca P.L.C. Sponsored ADR...................  53,810  3,416,935
    Aveva Group PLC....................................   3,142    110,958
    Aviva P.L.C........................................ 391,284  2,862,413
#   Aviva P.L.C. Sponsored ADR.........................  19,934    293,628
    AZ Electronic Materials SA.........................  12,705     82,727
    Babcock International Group P.L.C..................  53,786  1,227,599
    BAE Systems P.L.C.................................. 266,528  1,880,323
    Balfour Beatty P.L.C............................... 168,670    807,211
    Bank of Georgia Holdings P.L.C.....................   1,804     63,655
    Barclays P.L.C..................................... 632,712  2,824,584

                                     1461

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    Barclays P.L.C. Sponsored ADR...................... 142,701 $ 2,554,339
    Barratt Developments P.L.C......................... 260,366   1,618,709
    BBA Aviation P.L.C................................. 117,727     597,031
    Beazley P.L.C...................................... 125,442     525,860
    Bellway P.L.C......................................  30,947     789,423
    Berendsen P.L.C....................................  35,431     537,752
    Berkeley Group Holdings P.L.C......................  26,743   1,134,845
    Betfair Group P.L.C................................   5,713      99,104
    BG Group P.L.C..................................... 231,374   3,888,915
    BHP Billiton P.L.C.................................  16,423     483,470
    BHP Billiton P.L.C. ADR............................  29,578   1,743,919
    Bloomsbury Publishing P.L.C........................   1,910       5,409
    Bodycote P.L.C.....................................  47,828     509,658
    Booker Group P.L.C................................. 176,592     448,418
    Bovis Homes Group P.L.C............................  34,061     460,246
    BP P.L.C...........................................   1,306      10,235
    BP P.L.C. Sponsored ADR............................ 258,143  12,104,325
    Braemar Shipping Services P.L.C....................     660       5,469
    Brammer P.L.C......................................  10,094      75,983
    Brewin Dolphin Holdings P.L.C......................  53,604     268,474
    British American Tobacco P.L.C.....................  12,488     595,898
    British American Tobacco P.L.C. Sponsored ADR......   2,728     261,861
    British Polythene Industries P.L.C.................   3,700      37,405
    British Sky Broadcasting Group P.L.C...............  13,121     189,136
    British Sky Broadcasting Group P.L.C.
       Sponsored ADR...................................   4,853     282,202
    Britvic P.L.C......................................  21,967     250,215
    BT Group P.L.C..................................... 112,078     705,763
    BT Group P.L.C. Sponsored ADR......................  17,500   1,103,375
*   BTG P.L.C..........................................  50,010     486,850
    Bunzl P.L.C........................................  35,708     813,423
    Burberry Group P.L.C...............................  32,220     765,006
    Bwin.Party Digital Entertainment P.L.C............. 118,209     222,124
    Cable & Wireless Communications P.L.C.............. 409,481     359,089
*   Cairn Energy P.L.C................................. 117,897     418,097
    Cape P.L.C.........................................  24,999     110,359
    Capita P.L.C.......................................  27,894     450,082
    Capital & Counties Properties P.L.C................  14,668      85,645
    Capital & Regional P.L.C...........................  19,615      15,319
    Carillion P.L.C.................................... 112,937     632,188
    Carnival P.L.C.....................................  14,078     577,086
    Carnival P.L.C. ADR................................   5,490     224,047
    Castings P.L.C.....................................   1,976      14,483
    Catlin Group, Ltd..................................  95,519     827,281
*   Centamin P.L.C..................................... 223,097     160,473
    Centrica P.L.C..................................... 185,086     945,243
    Charles Stanley Group P.L.C........................     382       3,147
    Chemring Group P.L.C...............................  44,696     176,682
    Chesnara P.L.C.....................................  22,829     129,333
    Chime Communications P.L.C.........................   5,226      29,816
    Cineworld Group P.L.C..............................  27,682     160,984
    Clarkson P.L.C.....................................   1,031      33,955
    Close Brothers Group P.L.C.........................  36,173     787,230
    Cobham P.L.C....................................... 225,582   1,088,414

                                     1462

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Coca-Cola HBC AG ADR...............................  23,155 $  611,292
*   Colt Group SA......................................  73,561    152,739
    Communisis P.L.C...................................  17,311     19,755
    Compass Group P.L.C................................  81,419  1,216,834
    Computacenter P.L.C................................  17,877    190,216
    Consort Medical P.L.C..............................   6,285    110,213
    Costain Group P.L.C................................   7,600     36,643
    Cranswick P.L.C....................................  10,799    233,730
    Croda International P.L.C..........................  14,256    563,932
    CSR P.L.C..........................................  49,128    533,299
    Daily Mail & General Trust P.L.C...................  38,240    604,089
    Dairy Crest Group P.L.C............................  31,624    269,244
    Darty P.L.C........................................  87,142    188,707
    DCC P.L.C..........................................  16,837    764,753
    De La Rue P.L.C....................................  16,121    206,701
    Debenhams P.L.C.................................... 311,419    378,484
    Dechra Pharmaceuticals P.L.C.......................   8,491     97,643
    Development Securities P.L.C.......................  24,901    100,375
    Devro P.L.C........................................  37,983    193,056
    Diageo P.L.C.......................................  11,221    332,772
    Diageo P.L.C. Sponsored ADR........................   4,515    542,026
    Dialight P.L.C.....................................   1,657     20,850
    Dignity P.L.C......................................   4,896    120,190
    Diploma P.L.C......................................  24,884    283,940
*   Dixons Retail P.L.C................................ 736,325    527,891
    Domino Printing Sciences P.L.C.....................  22,261    290,771
    Domino's Pizza Group P.L.C.........................   5,403     46,914
    Drax Group P.L.C................................... 101,341  1,350,839
    DS Smith P.L.C..................................... 213,877  1,151,655
    E2V Technologies P.L.C.............................  21,031     53,927
    easyJet P.L.C......................................  35,052    946,745
    Electrocomponents P.L.C............................  98,051    426,719
    Elementis P.L.C.................................... 100,815    422,632
*   EnQuest P.L.C...................................... 172,474    367,294
*   Enterprise Inns P.L.C.............................. 131,686    347,931
*   Essar Energy P.L.C.................................  60,098     57,192
    Essentra PLC.......................................  45,981    625,866
    Euromoney Institutional Investor P.L.C.............  10,525    228,988
*   Evraz P.L.C........................................  26,252     36,655
*   Exillon Energy P.L.C...............................   3,012      7,067
    Experian P.L.C.....................................  55,852    953,366
    F&C Asset Management P.L.C......................... 103,600    211,821
    Fenner P.L.C.......................................  47,130    317,760
    Ferrexpo P.L.C.....................................  39,241     97,716
    Fidessa Group P.L.C................................   2,654    100,771
*   Findel P.L.C.......................................   9,252     44,128
*   Firstgroup P.L.C................................... 275,058    601,116
    Fortune Oil P.L.C.................................. 131,020     18,752
    Fresnillo P.L.C....................................   4,140     51,706
    Fuller Smith & Turner P.L.C........................   1,188     18,933
    G4S P.L.C.......................................... 279,131  1,092,570
    Galliford Try P.L.C................................  18,127    348,448
*   Gem Diamonds, Ltd..................................  27,156     70,713

                                     1463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    Genus P.L.C........................................  11,662 $   251,348
    GKN P.L.C.......................................... 294,985   1,908,518
    GlaxoSmithKline P.L.C. Sponsored ADR...............  38,329   1,975,477
    Glencore Xstrata P.L.C............................. 553,539   2,918,513
    Go-Ahead Group P.L.C...............................   6,307     204,737
    Grafton Group P.L.C................................  54,607     533,945
    Greencore Group P.L.C.............................. 118,608     485,050
    Greene King P.L.C..................................  55,591     782,506
    Greggs P.L.C.......................................  26,311     218,393
    Halfords Group P.L.C...............................  42,888     322,503
    Halma P.L.C........................................  56,059     550,706
    Hargreaves Lansdown P.L.C..........................  13,363     325,944
    Hays P.L.C......................................... 126,575     275,819
    Headlam Group P.L.C................................   8,095      61,772
    Helical Bar P.L.C..................................  26,244     149,675
    Henderson Group P.L.C.............................. 203,613     733,461
*   Heritage Oil P.L.C.................................  31,684      97,471
    Hikma Pharmaceuticals P.L.C........................  28,280     557,481
    Hill & Smith Holdings P.L.C........................  16,930     150,824
    Hiscox, Ltd........................................  81,961     858,037
    Hochschild Mining P.L.C............................  26,850      66,577
    Hogg Robinson Group P.L.C..........................   5,845       8,237
    Home Retail Group P.L.C............................ 227,236     667,961
    Homeserve P.L.C....................................  43,862     235,833
    Howden Joinery Group P.L.C.........................  70,017     394,298
    HSBC Holdings P.L.C................................ 343,562   3,525,543
    HSBC Holdings P.L.C. Sponsored ADR................. 225,098  11,590,296
    Hunting P.L.C......................................  33,518     414,822
    Huntsworth P.L.C...................................  53,480      61,942
    Hyder Consulting P.L.C.............................   2,420      25,771
    ICAP P.L.C......................................... 117,749     747,038
    IG Group Holdings P.L.C............................  62,038     637,784
*   Imagination Technologies Group P.L.C...............  28,730      80,982
    IMI P.L.C..........................................  39,971     980,867
    Imperial Tobacco Group P.L.C.......................  45,625   1,664,953
    Inchcape P.L.C..................................... 105,746   1,013,380
    Informa P.L.C...................................... 130,798   1,110,327
    Inmarsat P.L.C.....................................  73,866     848,579
*   Innovation Group P.L.C............................. 146,355      80,514
    InterContinental Hotels Group P.L.C................   6,213     200,862
#   InterContinental Hotels Group P.L.C. ADR...........  13,160     426,910
*   International Consolidated Airlines Group
      SA(B5M6XQ7)...................................... 239,765   1,641,225
*   International Consolidated Airlines Group
      SA(B5282K0)......................................  10,448      71,479
*   International Ferro Metals, Ltd....................  99,556      17,621
    Interserve P.L.C...................................  36,274     362,789
    Intertek Group P.L.C...............................  10,923     507,850
    Investec P.L.C..................................... 142,484     916,375
    IP Group...........................................   1,806         315
*   IP Group P.L.C.....................................  44,726     128,890
    ITE Group P.L.C....................................  15,759      70,666
    ITV P.L.C.......................................... 517,943   1,671,351
    J Sainsbury P.L.C.................................. 170,874     967,720
    James Fisher & Sons P.L.C..........................   8,415     192,510

                                     1464

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                        --------- ----------
UNITED KINGDOM -- (Continued)
    Jardine Lloyd Thompson Group P.L.C.................    10,609 $  184,202
    JD Sports Fashion P.L.C............................     4,648    123,171
    JD Wetherspoon P.L.C...............................    23,870    312,232
*   JKX Oil & Gas P.L.C................................    20,803     24,414
    John Menzies P.L.C.................................    16,607    186,771
    John Wood Group P.L.C..............................    69,512    732,018
    Johnson Matthey P.L.C..............................    24,735  1,311,119
*   Johnston Press P.L.C...............................    11,897      4,695
    Jupiter Fund Management P.L.C......................    50,699    310,917
    Kazakhmys P.L.C....................................    57,021    166,394
    Kcom Group P.L.C...................................    56,484     91,590
    Keller Group P.L.C.................................    16,079    312,940
    Kentz Corp., Ltd...................................     7,192     77,980
    Kier Group P.L.C...................................     5,704    176,326
    Kingfisher P.L.C...................................   398,044  2,413,444
    Ladbrokes P.L.C....................................   106,544    261,274
    Laird P.L.C........................................    63,232    336,481
*   Lamprell P.L.C.....................................    37,039     87,154
    Lancashire Holdings, Ltd...........................    39,807    492,928
    Laura Ashley Holdings P.L.C........................    51,893     22,350
    Lavendon Group P.L.C...............................    42,045    135,802
    Legal & General Group P.L.C........................   989,741  3,495,503
*   Lloyds Banking Group P.L.C......................... 1,689,496  2,304,034
#*  Lloyds Banking Group P.L.C. ADR....................   453,021  2,482,555
    London Stock Exchange Group P.L.C..................    31,289    944,308
*   Lonmin P.L.C.......................................   119,930    602,522
    Lookers P.L.C......................................    50,073    104,083
    Low & Bonar P.L.C..................................    44,867     63,809
    Man Group P.L.C....................................   458,309    613,653
    Management Consulting Group P.L.C..................    25,041     10,700
    Marks & Spencer Group P.L.C........................   181,594  1,403,283
    Marshalls P.L.C....................................    34,860    101,083
    Marston's P.L.C....................................   158,665    390,838
    McBride P.L.C......................................    42,318     70,881
    Mears Group P.L.C..................................    17,616    138,639
    Mecom Group P.L.C..................................    22,291     42,947
    Meggitt P.L.C......................................   159,098  1,348,890
    Melrose Industries P.L.C...........................   282,952  1,437,172
    Michael Page International P.L.C...................    21,791    159,145
    Micro Focus International P.L.C....................     6,275     77,215
    Millennium & Copthorne Hotels P.L.C................    41,215    382,522
*   Mitchells & Butlers P.L.C..........................    50,711    374,723
    Mitie Group P.L.C..................................    79,541    416,856
    Mondi P.L.C........................................    82,612  1,250,125
    Moneysupermarket.com Group P.L.C...................    76,979    225,859
    Morgan Advanced Materials P.L.C....................    65,486    333,444
    Morgan Sindall Group P.L.C.........................     8,523    111,462
*   Mothercare P.L.C...................................    19,114     82,247
    N Brown Group P.L.C................................    29,289    260,056
    National Express Group P.L.C.......................   115,701    554,171
    National Grid P.L.C................................     3,445     44,594
    National Grid P.L.C. Sponsored ADR.................    17,429  1,129,051
*   New World Resources P.L.C. Class A.................     5,481      4,605

                                     1465

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
UNITED KINGDOM -- (Continued)
    Next P.L.C.........................................  12,985 $1,331,834
    Northgate P.L.C....................................  23,697    218,010
    Novae Group P.L.C..................................  10,009     93,863
*   Ocado Group P.L.C..................................  25,424    218,140
    Old Mutual P.L.C................................... 633,171  1,791,808
    Oxford Instruments P.L.C...........................   5,840    160,015
    Pace P.L.C.........................................  68,356    401,214
    PayPoint P.L.C.....................................   4,568     82,331
    Pearson P.L.C......................................   3,121     57,021
    Pearson P.L.C. Sponsored ADR.......................  67,350  1,231,831
    Pendragon P.L.C.................................... 223,487    125,607
    Pennon Group P.L.C.................................  58,721    663,407
    Persimmon P.L.C....................................  70,131  1,511,121
*   Petra Diamonds, Ltd................................  60,663    137,520
    Petrofac, Ltd......................................  23,034    436,316
    Petropavlovsk P.L.C................................  39,537     45,254
    Phoenix Group Holdings.............................  17,625    212,296
    Phoenix IT Group, Ltd..............................   2,221      4,174
    Photo-Me International P.L.C.......................  39,461     90,983
    Premier Farnell P.L.C..............................  42,543    152,033
*   Premier Foods P.L.C................................  59,125    138,768
    Premier Oil P.L.C.................................. 116,002    516,663
    Provident Financial P.L.C..........................   8,011    214,555
    Prudential P.L.C................................... 133,912  2,695,668
    Prudential P.L.C. ADR..............................  39,541  1,595,875
*   Punch Taverns P.L.C................................ 158,338     37,708
    PV Crystalox Solar P.L.C...........................  14,968      4,512
    PZ Cussons P.L.C...................................  33,649    199,794
    QinetiQ Group P.L.C................................ 141,445    519,284
*   Quintain Estates & Development P.L.C............... 105,343    172,197
    Randgold Resources, Ltd............................   1,838    126,342
*   Raven Russia, Ltd..................................  32,006     41,732
    Reckitt Benckiser Group P.L.C......................  13,254    992,362
    Redrow P.L.C.......................................  69,547    370,848
    Reed Elsevier P.L.C................................   3,875     56,443
    Reed Elsevier P.L.C. Sponsored ADR.................   6,110    357,313
    Regus PLC.......................................... 130,038    447,184
    Renishaw P.L.C.....................................   5,925    183,471
*   Renold P.L.C.......................................   4,231      3,822
    Rentokil Initial P.L.C............................. 296,746    586,739
    Resolution, Ltd.................................... 360,639  2,064,791
    Restaurant Group P.L.C. (The)......................  26,063    262,131
    Rexam P.L.C........................................ 169,978  1,375,350
    Ricardo P.L.C......................................  11,315    125,373
    Rightmove P.L.C....................................  10,807    449,656
    Rio Tinto P.L.C....................................  18,769    998,292
#   Rio Tinto P.L.C. Sponsored ADR.....................  70,718  3,758,662
    RM P.L.C...........................................  12,287     23,246
    Robert Walters P.L.C...............................  18,804    106,259
    Rolls-Royce Holdings P.L.C......................... 111,335  2,168,454
    Rotork P.L.C.......................................   8,541    345,239
*   Royal Bank of Scotland Group P.L.C................. 102,482    570,916
*   Royal Bank of Scotland Group P.L.C.
       Sponsored ADR...................................  19,222    213,941

                                     1466

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES    VALUE++
                                                        ------- -----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. ADR(780259206)............  34,685 $ 2,396,733
    Royal Dutch Shell P.L.C. ADR(780259107)............ 185,909  13,539,752
    Royal Dutch Shell P.L.C. Class A...................   5,454     188,935
    Royal Dutch Shell P.L.C. Class B...................  59,695   2,183,473
    RPC Group P.L.C....................................  36,380     355,471
    RPS Group P.L.C....................................  56,373     315,254
    RSA Insurance Group P.L.C.......................... 925,015   1,473,339
    SABMiller P.L.C....................................  28,245   1,269,059
    Sage Group P.L.C. (The)............................ 217,428   1,458,030
*   Salamander Energy P.L.C............................  51,404      89,579
    Savills P.L.C......................................  30,035     308,512
    Schroders P.L.C.(0239581)..........................   9,829     308,398
    Schroders P.L.C.(0240549)..........................  20,241     819,256
    SDL P.L.C..........................................  19,688     117,986
    Senior P.L.C....................................... 102,206     499,631
    Sepura P.L.C.......................................   3,814       8,298
    Serco Group P.L.C..................................  42,024     301,304
*   Severfield-Rowen P.L.C.............................  55,690      54,789
    Severn Trent P.L.C.................................  22,878     648,034
    Shanks Group P.L.C................................. 126,383     241,503
    Shire P.L.C........................................   9,961     497,118
    Shire P.L.C. ADR...................................   3,900     583,518
    SIG P.L.C.......................................... 143,879     462,844
    Smith & Nephew P.L.C...............................  15,855     228,072
#   Smith & Nephew P.L.C. Sponsored ADR................   6,600     476,784
    Smiths Group P.L.C.................................  37,226     877,904
    Smiths News P.L.C..................................  38,588     134,765
    Soco International P.L.C...........................  52,349     354,166
    Spectris P.L.C.....................................  26,964     982,766
    Speedy Hire P.L.C.................................. 108,594     114,959
    Spirax-Sarco Engineering P.L.C.....................  11,220     537,746
    Spirent Communications P.L.C.......................  84,310     131,862
    Spirit Pub Co. P.L.C............................... 172,633     236,265
*   Sports Direct International P.L.C..................  38,350     429,776
    SSE P.L.C..........................................  57,622   1,236,220
    St Ives P.L.C......................................  14,743      46,401
    St James's Place P.L.C.............................  44,854     566,491
    ST Modwen Properties P.L.C.........................  40,448     255,271
    Stagecoach Group P.L.C.............................  73,904     441,519
    Standard Chartered P.L.C........................... 170,094   3,456,981
    Standard Life P.L.C................................ 380,824   2,281,788
    Sthree P.L.C.......................................  10,289      64,818
*   SuperGroup P.L.C...................................   6,063     153,547
    Synergy Health P.L.C...............................  14,056     297,614
    Synthomer P.L.C....................................  35,594     159,019
    TalkTalk Telecom Group P.L.C.......................  79,276     405,647
    Tate & Lyle P.L.C..................................  69,359     862,595
    Taylor Wimpey P.L.C................................ 741,551   1,364,812
    Telecity Group P.L.C...............................  21,324     249,952
    Telecom Plus P.L.C.................................   5,734     179,466
    Tesco P.L.C........................................ 713,147   3,747,558
*   Thomas Cook Group P.L.C............................ 302,340     893,499
    Topps Tiles P.L.C..................................  17,420      43,451

                                     1467

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        ------- --------------
UNITED KINGDOM -- (Continued)
    Travis Perkins P.L.C...............................  54,536 $    1,556,089
    Trifast P.L.C......................................   8,295         10,906
*   Trinity Mirror P.L.C...............................  79,975        233,978
    TT electronics P.L.C...............................  41,933        142,351
    TUI Travel P.L.C................................... 105,022        733,594
    Tullett Prebon P.L.C...............................  58,399        317,707
    Tullow Oil P.L.C...................................  28,875        373,792
    UBM P.L.C..........................................  37,493        419,149
    UDG Healthcare P.L.C...............................  68,807        402,370
    Ultra Electronics Holdings P.L.C...................   9,200        295,373
    Unilever P.L.C.....................................     294         11,284
    Unilever P.L.C. Sponsored ADR......................  10,600        409,266
    Unite Group P.L.C..................................  37,795        254,163
    United Utilities Group P.L.C.......................  63,004        740,444
    United Utilities Group P.L.C. ADR..................     154          3,634
*   Vectura Group P.L.C................................  57,716        151,787
    Vedanta Resources P.L.C............................  28,255        373,502
    Vesuvius P.L.C.....................................  67,651        497,088
    Victrex P.L.C......................................   7,860        229,611
    Vitec Group P.L.C. (The)...........................   9,130         99,322
    Vodafone Group P.L.C...............................   3,189         11,818
    Vodafone Group P.L.C. Sponsored ADR................ 343,133     12,716,509
    Volex P.L.C........................................   1,054          2,045
    Weir Group P.L.C. (The)............................  31,550      1,084,739
    WH Smith P.L.C.....................................  15,166        259,721
    Whitbread P.L.C....................................  31,532      1,941,601
    William Hill P.L.C................................. 173,966        949,553
*   Wincanton P.L.C....................................  14,780         34,569
    WM Morrison Supermarkets P.L.C..................... 391,883      1,544,294
*   Wolfson Microelectronics P.L.C.....................  35,460         78,440
    Wolseley P.L.C.....................................  47,032      2,531,122
    Wolseley P.L.C. ADR................................     925          4,996
    WPP P.L.C..........................................  34,286        718,376
    WPP P.L.C. Sponsored ADR...........................  20,117      2,109,670
    WS Atkins P.L.C....................................  10,816        241,548
    Xaar P.L.C.........................................     575         10,478
    Xchanging P.L.C....................................  53,555        157,015
                                                                --------------
TOTAL UNITED KINGDOM...................................            271,570,308
                                                                --------------
UNITED STATES -- (0.0%)
*   Chaparral Gold Corp................................   4,500          1,616
*   Kofax, Ltd.........................................  15,703        114,881
*   McEwen Mining - Minera Andes Acquisition Corp......  19,800         51,378
                                                                --------------
TOTAL UNITED STATES....................................                167,875
                                                                --------------
TOTAL COMMON STOCKS....................................          1,735,590,157
                                                                --------------
PREFERRED STOCKS -- (0.4%)
BRAZIL -- (0.3%)
    AES Tiete SA.......................................  12,900        100,907
    Alpargatas SA......................................  13,552         70,830
    Banco ABC Brasil SA................................  18,473         90,988

                                     1468

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
BRAZIL -- (Continued)
    Banco Bradesco SA..................................  24,040 $  259,612
    Banco Daycoval SA..................................  11,200     36,683
    Banco do Estado do Rio Grande do Sul SA Class B....  36,850    160,530
    Banco Industrial e Comercial SA....................  13,600     40,600
*   Banco Panamericano SA..............................  32,000     52,025
    Banco Pine SA......................................   4,857     16,177
*   Braskem SA Class A.................................  14,800    113,636
    Centrais Eletricas Brasileiras SA Class B..........  28,900    112,368
    Centrais Eletricas de Santa Catarina SA............   2,600     16,452
    Cia Brasileira de Distribuicao Grupo Pao de Acucar.   2,800    107,809
    Cia de Gas de Sao Paulo Class A....................   2,800     60,220
    Cia de Saneamento do Parana........................     200        462
    Cia de Transmissao de Energia Eletrica Paulista....   5,500     55,517
    Cia Energetica de Minas Gerais.....................  42,848    246,575
    Cia Energetica de Sao Paulo Class B................  12,900    123,395
    Cia Energetica do Ceara Class A....................   5,000     99,380
    Cia Ferro Ligas da Bahia - Ferbasa.................  11,500     60,415
    Cia Paranaense de Energia..........................   2,305     26,462
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA.........................................  14,146     51,382
    Eucatex SA Industria e Comercio....................   4,600     11,991
    Gerdau SA..........................................   8,687     61,377
*   Gol Linhas Aereas Inteligentes SA..................   9,600     37,620
    Itau Unibanco Holding SA........................... 107,612  1,341,669
    Klabin SA.......................................... 103,100    525,999
    Lojas Americanas SA................................  31,528    191,432
    Marcopolo SA.......................................  90,600    194,656
    Oi SA..............................................   4,430      7,614
    Parana Banco SA....................................  12,000     54,534
    Petroleo Brasileiro SA.............................  81,035    489,847
    Randon Participacoes SA............................  26,400    101,822
    Saraiva SA Livreiros Editores......................   5,100     42,071
    Suzano Papel e Celulose SA Class A.................  72,725    286,394
    Unipar Carbocloro SA Class B.......................  77,800     15,474
*   Usinas Siderurgicas de Minas Gerais SA Class A..... 108,705    534,516
    Vale SA............................................  22,600    279,578
                                                                ----------
TOTAL BRAZIL...........................................          6,079,019
                                                                ----------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B....................  17,884     67,045
                                                                ----------
COLOMBIA -- (0.0%)
    Banco Davivienda SA................................   6,782     71,994
                                                                ----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE.......................  12,175  1,187,801
                                                                ----------
TOTAL PREFERRED STOCKS.................................          7,405,859
                                                                ----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*   Intercell AG.......................................   4,255         --

                                     1469

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                SHARES       VALUE++
                                               ---------- --------------
AUSTRIA -- (Continued)
*     Raiffeisen Bank International Rights....     12,426 $           --
                                                          --------------
TOTAL AUSTRIA.................................                        --
                                                          --------------
BRAZIL -- (0.0%)
*     Marfrig Global Foods SA Rights 02/27/14.         15             --
                                                          --------------
FRANCE -- (0.0%)
*     Groupe Fnac.............................          4             13
                                                          --------------
MALAYSIA -- (0.0%)
*     Genting Bhd Warrants 12/18/18...........     33,125         28,903
*     Genting Plantations Bhd Warrants
        06/17/19..............................      9,580          8,560
                                                          --------------
TOTAL MALAYSIA................................                    37,463
                                                          --------------
POLAND -- (0.0%)
*     Polimex-Mostostal SA Rights 12/31/12....    147,517             --
                                                          --------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS Rights..................     17,204         11,215
                                                          --------------
SOUTH KOREA -- (0.0%)
*     Hyundai Elevator Co., Ltd. Rights
        02/07/14..............................        423          5,290
                                                          --------------
SPAIN -- (0.0%)
*     ACS Actividades de Construccion y
        Servicios SA Rights 02/13/14..........      8,168          4,649
*     Banco Popular Espanol SA Rights.........    226,793         12,541
*     Banco Santander SA Rights...............    739,127        148,602
                                                          --------------
TOTAL SPAIN...................................                   165,792
                                                          --------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C...................      7,783         15,736
                                                          --------------
TOTAL RIGHTS/WARRANTS.........................                   235,509
                                                          --------------

                                                SHARES/
                                                 FACE
                                                AMOUNT
                                                 (000)       VALUE+
                                               ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund..........  3,889,369     45,000,000
@     Repurchase Agreement, Deutsche Bank
        Securities, Inc. 0.03%, 02/03/14
        (Collateralized by $113,011 GNMA
        3.50%, 09/20/42, valued at $101,577)
        to be repurchased at $99,585.......... $      100         99,585
                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL...........                45,099,585
                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,462,812,496)^^....................            $1,788,331,110
                                                          ==============

                                     1470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ----------------------------------------------
                                                LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                              ------------ ------------ ------- ------------
Common Stocks
   Australia................................. $  2,005,326 $ 77,955,515   --    $ 79,960,841
   Austria...................................           --    6,933,942   --       6,933,942
   Belgium...................................    2,167,811   16,288,631   --      18,456,442
   Brazil....................................   12,614,301   16,351,563   --      28,965,864
   Canada....................................  118,267,456       10,748   --     118,278,204
   Chile.....................................    1,372,695    3,450,850   --       4,823,545
   China.....................................    8,155,919   70,200,899   --      78,356,818
   Colombia..................................    1,053,934           --   --       1,053,934
   Czech Republic............................           --    1,236,802   --       1,236,802
   Denmark...................................      825,929   17,226,055   --      18,051,984
   Egypt.....................................           --       89,722   --          89,722
   Finland...................................      340,797   21,401,790   --      21,742,587
   France....................................    9,975,602   97,228,160   --     107,203,762
   Germany...................................   11,252,676   82,417,277   --      93,669,953
   Greece....................................       12,619    3,360,157   --       3,372,776
   Hong Kong.................................      207,309   33,555,589   --      33,762,898
   Hungary...................................       27,241    1,004,734   --       1,031,975
   India.....................................    1,222,990   22,075,109   --      23,298,099
   Indonesia.................................      207,470    9,167,340   --       9,374,810
   Ireland...................................    1,440,956    5,720,125   --       7,161,081
   Israel....................................    2,660,228    6,547,940   --       9,208,168
   Italy.....................................    2,612,406   30,787,560   --      33,399,966
   Japan.....................................   16,700,847  258,046,750   --     274,747,597
   Malaysia..................................       20,180   14,971,015   --      14,991,195
   Mexico....................................   22,027,783       83,121   --      22,110,904
   Netherlands...............................   10,166,754   26,588,476   --      36,755,230
   New Zealand...............................       12,160    3,920,646   --       3,932,806
   Norway....................................    1,398,420   12,129,899   --      13,528,319
   Peru......................................      441,166           --   --         441,166
   Philippines...............................       65,085    6,484,418   --       6,549,503
   Poland....................................           --    6,880,163   --       6,880,163
   Portugal..................................           --    4,568,630   --       4,568,630
   Russia....................................      277,684   11,287,389   --      11,565,073
   Singapore.................................           --   17,606,754   --      17,606,754
   South Africa..............................    2,893,183   21,053,558   --      23,946,741
   South Korea...............................    4,563,141   63,675,935   --      68,239,076
   Spain.....................................    5,058,305   31,507,663   --      36,565,968
   Sweden....................................    1,128,085   42,345,477   --      43,473,562
   Switzerland...............................   17,583,594   80,160,899   --      97,744,493
   Taiwan....................................      810,242   63,444,656   --      64,254,898
   Thailand..................................   10,643,943           --   --      10,643,943
   Turkey....................................      114,005    5,757,775   --       5,871,780
   United Kingdom............................   80,500,667  191,069,641   --     271,570,308
   United States.............................       52,994      114,881   --         167,875
Preferred Stocks
   Brazil....................................           --    6,079,019   --       6,079,019
   Chile.....................................           --       67,045   --          67,045
   Colombia..................................       71,994           --   --          71,994
   Germany...................................           --    1,187,801   --       1,187,801
Rights/Warrants
   Austria...................................           --           --   --              --
   Brazil....................................           --           --   --              --
   France....................................           --           13   --              13
   Malaysia..................................           --       37,463   --          37,463
   Poland....................................           --           --   --              --
   Portugal..................................           --       11,215   --          11,215

                                     1471

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


   South Korea..........................           --          5,290 --           5,290
   Spain................................           --        165,792 --         165,792
   United Kingdom.......................           --         15,736 --          15,736
Securities Lending Collateral...........           --     45,099,585 --      45,099,585
                                         ------------ -------------- --  --------------
TOTAL................................... $350,953,897 $1,437,377,213 --  $1,788,331,110
                                         ============ ============== ==  ==============

                                     1472

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $74,881,031
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $60,924,103)^^................................................ $74,881,031
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2014, based on their valuation inputs, is located within this report (See Security Valuation Note).

                                     1473

                       VA U.S. TARGETED VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (88.2%)
Consumer Discretionary -- (10.3%)
*   1-800-Flowers.com, Inc. Class A....................  6,817 $ 34,358
    Aaron's, Inc.......................................  7,861  211,382
    AH Belo Corp. Class A..............................  5,125   40,949
#*  ALCO Stores, Inc...................................  1,100    9,999
    Ambassadors Group, Inc.............................    113      562
*   America's Car-Mart, Inc............................    312   12,028
    Ark Restaurants Corp...............................    411    8,956
#*  Ascent Capital Group, Inc. Class A.................  1,823  130,436
*   Ballantyne Strong, Inc.............................  3,604   17,155
*   Barnes & Noble, Inc................................ 12,543  169,080
    Bassett Furniture Industries, Inc..................  2,400   33,840
#   Beasley Broadcasting Group, Inc. Class A...........  1,850   16,909
#*  Beazer Homes USA, Inc..............................    246    5,537
#   bebe stores, Inc................................... 16,300   81,011
    Big 5 Sporting Goods Corp..........................    547    9,387
*   Biglari Holdings, Inc..............................    372  162,549
    Bob Evans Farms, Inc...............................  6,934  348,433
*   Books-A-Million, Inc...............................  2,707    6,253
    Bowl America, Inc. Class A.........................    120    1,751
#*  Boyd Gaming Corp................................... 10,794  113,985
*   Bridgepoint Education, Inc.........................    166    2,885
    Brown Shoe Co., Inc................................ 10,800  255,744
*   Build-A-Bear Workshop, Inc.........................  4,475   39,067
#*  Cabela's, Inc......................................    536   35,837
*   Cache, Inc.........................................  4,063   20,559
*   Caesars Acquisition Co. Class A....................  5,444   72,024
#*  Caesars Entertainment Corp.........................  7,794  171,546
    Callaway Golf Co...................................  8,120   66,340
#*  Cambium Learning Group, Inc........................  2,293    4,357
*   Canterbury Park Holding Corp.......................    332    3,722
#*  Career Education Corp.............................. 18,900  102,816
    Carriage Services, Inc.............................  4,499   96,279
#*  Carrols Restaurant Group, Inc......................  5,482   33,385
#*  Cavco Industries, Inc..............................  1,469  114,758
#*  Central European Media Enterprises, Ltd.
      Class A.......................................... 13,696   40,677
#*  Charles & Colvard, Ltd.............................    863    3,383
    Chico's FAS, Inc...................................  1,685   27,971
*   Christopher & Banks Corp...........................    350    2,499
    Churchill Downs, Inc...............................  3,200  285,152
*   Citi Trends, Inc...................................  3,458   55,328
*   Coast Distribution System (The)....................    800    2,908
*   Cobra Electronics Corp.............................  1,000    3,240
    Columbia Sportswear Co.............................    121    8,996
#*  Conn's, Inc........................................    675   40,979
    Core-Mark Holding Co., Inc.........................  3,111  235,347
#*  Corinthian Colleges, Inc........................... 20,453   30,066
*   Costa, Inc.........................................  1,675   35,996
    CSS Industries, Inc................................  2,542   68,126
    Culp, Inc..........................................    907   18,330
*   Cumulus Media, Inc. Class A........................ 27,627  184,825
#*  dELiA*s, Inc.......................................  4,300    3,182

                                     1474

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Delta Apparel, Inc.................................  1,640 $ 26,535
*   Destination XL Group, Inc..........................  6,300   33,894
#   DeVry Education Group, Inc......................... 14,803  534,980
*   Digital Generation, Inc............................  9,346  126,171
    Dillard's, Inc. Class A............................  7,314  638,512
    DineEquity, Inc....................................  1,100   85,591
*   Dixie Group, Inc. (The)............................  3,300   45,606
*   Dover Downs Gaming & Entertainment, Inc............    937    1,480
    Dover Motorsports, Inc.............................  3,360    7,829
*   DreamWorks Animation SKG, Inc. Class A.............    448   15,116
*   Education Management Corp..........................    848    5,877
*   Emerson Radio Corp.................................  2,934    6,396
#*  Entercom Communications Corp. Class A..............  2,272   21,425
*   Entertainment Gaming Asia, Inc.....................    800      936
    Escalade, Inc......................................    794    9,441
*   EW Scripps Co. Class A.............................  9,017  166,003
o*  FAB Universal Corp.................................  1,050    3,224
#*  Federal-Mogul Corp................................. 12,773  228,381
    Flexsteel Industries, Inc..........................    745   22,968
    Foot Locker, Inc...................................  1,826   70,484
    Fred's, Inc. Class A...............................  8,542  149,314
    Frisch's Restaurants, Inc..........................    439   11,063
*   FTD Cos., Inc......................................    414   12,834
*   Fuel Systems Solutions, Inc........................  5,203   63,945
*   Full House Resorts, Inc............................  1,609    3,910
#*  G-III Apparel Group, Ltd...........................  2,120  148,336
*   Gaiam, Inc. Class A................................  1,255    8,521
#   GameStop Corp. Class A............................. 13,945  489,051
*   Gaming Partners International Corp.................    300    2,451
    Gannett Co., Inc...................................  1,624   44,709
*   Genesco, Inc.......................................  1,643  115,371
    Graham Holdings Co. Class B........................    910  569,715
*   Gray Television, Inc............................... 16,055  182,706
*   Gray Television, Inc. Class A......................    700    6,503
#   Group 1 Automotive, Inc............................  4,731  289,206
    Harte-Hanks, Inc...................................  8,095   55,451
#*  Hastings Entertainment, Inc........................  3,200    6,272
    Haverty Furniture Cos., Inc........................  5,157  143,468
*   Helen of Troy, Ltd.................................  7,600  418,304
*   Here Media, Inc....................................    340       --
*   Here Media, Inc. Special Shares....................    340       --
#*  hhgregg, Inc.......................................  1,188    9,813
*   Hollywood Media Corp...............................  1,384    1,951
    Hooker Furniture Corp..............................  2,723   41,253
#*  Iconix Brand Group, Inc............................ 10,945  407,154
    International Speedway Corp. Class A...............  5,584  187,455
*   Isle of Capri Casinos, Inc.........................  5,803   55,477
#   JAKKS Pacific, Inc.................................    539    3,105
    Johnson Outdoors, Inc. Class A.....................  2,148   51,058
    Jones Group, Inc. (The)............................  1,451   21,402
*   Journal Communications, Inc. Class A............... 10,623   84,665
*   Kid Brands, Inc....................................  3,700    3,552
*   Kirkland's, Inc....................................    108    2,034

                                     1475

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Consumer Discretionary -- (Continued)
*   Krispy Kreme Doughnuts, Inc........................     86 $  1,484
    La-Z-Boy, Inc......................................    317    8,534
*   Lakeland Industries, Inc...........................  2,120   13,886
*   Lazare Kaplan International, Inc...................  1,563    2,235
    Lear Corp..........................................  4,939  357,238
    Lennar Corp. Class B...............................  1,698   55,593
*   Liberty Ventures Series A..........................  1,738  201,608
    Lifetime Brands, Inc...............................  3,674   56,653
    Lithia Motors, Inc. Class A........................    341   19,195
*   Live Nation Entertainment, Inc..................... 20,519  436,439
#*  Luby's, Inc........................................  7,944   51,874
*   M/I Homes, Inc.....................................  2,943   72,368
    Marcus Corp. (The).................................  4,702   61,408
*   MarineMax, Inc.....................................  7,157  105,566
*   Marriott Vacations Worldwide Corp..................  6,176  295,707
#*  McClatchy Co. (The) Class A........................  4,850   22,116
#   MDC Holdings, Inc..................................  5,405  166,960
#*  Media General, Inc. Class A........................  5,800  103,414
    Men's Wearhouse, Inc. (The)........................ 12,021  577,489
    Meredith Corp......................................  6,754  309,198
*   Meritage Homes Corp................................  1,396   67,804
*   Modine Manufacturing Co............................ 13,495  176,784
*   Monarch Casino & Resort, Inc.......................  2,145   41,334
*   Motorcar Parts of America, Inc.....................  1,030   20,734
    Movado Group, Inc..................................  4,151  156,700
*   MTR Gaming Group, Inc..............................  5,500   28,325
    NACCO Industries, Inc. Class A.....................  1,777  104,914
*   Office Depot, Inc.................................. 20,531  100,397
*   Orient-Express Hotels, Ltd. Class A................ 19,121  270,753
    Penske Automotive Group, Inc.......................  5,543  237,850
#*  Pep Boys-Manny, Moe & Jack (The)................... 13,680  163,339
*   Perfumania Holdings, Inc...........................  1,390    8,952
*   Perry Ellis International, Inc.....................  3,987   62,476
*   Pinnacle Entertainment, Inc........................  2,795   61,071
#*  Quiksilver, Inc.................................... 14,008   98,756
#*  Radio One, Inc. Class D............................  3,383   18,607
#*  RadioShack Corp....................................  3,671    8,810
*   Reading International, Inc. Class A................  1,086    8,080
*   Red Lion Hotels Corp...............................  4,230   24,534
*   Red Robin Gourmet Burgers, Inc.....................    172   11,082
    Regis Corp......................................... 13,290  163,866
#   Rent-A-Center, Inc................................. 10,115  252,268
    RG Barry Corp......................................    958   16,966
*   Rick's Cabaret International, Inc..................  2,700   30,483
    Rocky Brands, Inc..................................  1,900   29,488
*   Ruby Tuesday, Inc.................................. 17,122   95,883
#   Ryland Group, Inc. (The)...........................  1,512   67,496
    Saga Communications, Inc. Class A..................  2,276  112,298
    Salem Communications Corp. Class A.................  4,900   42,140
#   Scholastic Corp....................................  6,726  221,891
*   Sears Holdings Corp................................    312   11,347
*   Shiloh Industries, Inc.............................  5,891   88,836
    Shoe Carnival, Inc.................................  5,209  128,662

                                     1476

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
    Signet Jewelers, Ltd...............................  1,221 $    97,131
*   Skechers U.S.A., Inc. Class A......................  9,134     263,881
*   Skullcandy, Inc....................................  6,409      46,786
#*  Skyline Corp.......................................  1,691      10,992
#   Sonic Automotive, Inc. Class A.....................  5,187     116,344
*   Spanish Broadcasting System, Inc. Class A..........     78         326
    Spartan Motors, Inc................................  7,754      44,586
    Speedway Motorsports, Inc.......................... 10,592     202,943
*   Sport Chalet, Inc. Class A.........................  4,484       5,022
*   Sport Chalet, Inc. Class B.........................    150         197
#   Stage Stores, Inc..................................  6,632     129,987
#   Standard Motor Products, Inc.......................  5,844     191,157
*   Stanley Furniture Co., Inc.........................  3,305      12,559
    Stein Mart, Inc....................................  4,258      52,714
*   Stoneridge, Inc....................................  7,811      88,889
    Superior Industries International, Inc.............  5,967     108,659
    Superior Uniform Group, Inc........................  2,295      35,802
*   Systemax, Inc......................................  2,377      26,884
#*  Trans World Entertainment Corp.....................  8,600      34,056
#*  Tuesday Morning Corp...............................  1,300      17,082
*   Unifi, Inc.........................................  4,872     112,982
*   Universal Electronics, Inc.........................  1,453      51,930
#*  VOXX International Corp............................  4,853      64,690
*   Wells-Gardner Electronics Corp.....................  1,121       1,894
#   Wendy's Co. (The).................................. 87,792     796,273
*   West Marine, Inc...................................  6,279      82,192
*   Wet Seal, Inc. (The) Class A.......................    910       2,175
    Weyco Group, Inc...................................    493      13,025
#*  Zale Corp..........................................  4,817      72,833
                                                               -----------
Total Consumer Discretionary...........................         17,657,664
                                                               -----------
Consumer Staples -- (2.7%)
#   Alico, Inc.........................................    767      28,011
*   Alliance One International, Inc.................... 17,363      44,623
    Andersons, Inc. (The)..............................  4,126     341,385
*   Boulder Brands, Inc................................ 10,495     150,498
    Cal-Maine Foods, Inc...............................  2,400     120,912
    Casey's General Stores, Inc........................    539      37,013
#   CCA Industries, Inc................................    400       1,212
*   Central Garden and Pet Co..........................  2,954      19,083
*   Central Garden and Pet Co. Class A.................  9,618      60,016
*   Chiquita Brands International, Inc................. 10,547     111,587
*   Constellation Brands, Inc. Class A.................  2,229     170,898
#*  Craft Brew Alliance, Inc...........................  3,112      47,054
#*  Dean Foods Co......................................  7,569     119,590
    Energizer Holdings, Inc............................    824      77,868
*   Farmer Bros Co.....................................  4,300      93,009
    Fresh Del Monte Produce, Inc....................... 13,128     347,367
    Golden Enterprises, Inc............................    678       2,793
#   Griffin Land & Nurseries, Inc......................    390      11,934
#*  Hain Celestial Group, Inc. (The)...................    438      40,248
#*  Harbinger Group, Inc...............................  1,600      19,008
    Ingles Markets, Inc. Class A.......................  3,539      96,190

                                     1477

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Consumer Staples -- (Continued)
    Inter Parfums, Inc.................................  1,206 $   39,243
    John B Sanfilippo & Son, Inc.......................  1,796     41,577
*   Mannatech, Inc.....................................    682     10,448
    MGP Ingredients, Inc...............................  4,280     23,583
*   Nutraceutical International Corp...................  2,600     65,104
    Oil-Dri Corp. of America...........................    882     30,297
*   Omega Protein Corp.................................  5,772     58,470
    Orchids Paper Products Co..........................    795     24,764
*   Pantry, Inc. (The).................................  7,260    106,069
*   Post Holdings, Inc.................................  7,545    403,884
*   Seaboard Corp......................................    196    499,800
#*  Seneca Foods Corp. Class A.........................  1,129     32,820
    Snyders-Lance, Inc.................................  3,100     82,801
    Spartan Stores, Inc................................  8,866    200,283
    Spectrum Brands Holdings, Inc......................  2,026    152,457
#*  Susser Holdings Corp...............................  2,447    149,218
#*  TreeHouse Foods, Inc...............................  4,163    274,092
#   Universal Corp.....................................  3,612    185,368
#   Village Super Market, Inc. Class A.................    726     21,083
    Weis Markets, Inc..................................  6,017    296,157
                                                               ----------
Total Consumer Staples.................................         4,637,817
                                                               ----------
Energy -- (10.1%)
    Adams Resources & Energy, Inc......................    489     32,528
    Alon USA Energy, Inc...............................  6,477    101,754
#*  Alpha Natural Resources, Inc....................... 24,338    138,240
#   Arch Coal, Inc.....................................  4,886     20,717
#*  Atwood Oceanics, Inc...............................  6,568    311,323
*   Barnwell Industries, Inc...........................    480      1,488
*   Basic Energy Services, Inc.........................  9,941    170,289
#*  Bill Barrett Corp..................................  4,418    123,748
    Bolt Technology Corp...............................  1,400     30,338
*   Bonanza Creek Energy, Inc..........................    164      6,676
#*  BPZ Resources, Inc................................. 16,646     33,292
    Bristow Group, Inc.................................  5,612    402,885
#*  Cal Dive International, Inc........................ 15,652     25,669
*   Callon Petroleum Co................................ 13,558     91,516
*   Carrizo Oil & Gas, Inc.............................    300     12,330
    Cimarex Energy Co..................................  9,221    903,474
*   Clayton Williams Energy, Inc.......................    624     43,068
*   Cloud Peak Energy, Inc.............................  8,161    152,856
#   Comstock Resources, Inc............................ 11,486    196,985
*   Contango Oil & Gas Co..............................  1,493     62,646
*   Dawson Geophysical Co..............................  2,215     71,700
    Delek US Holdings, Inc............................. 14,271    432,411
*   Denbury Resources, Inc............................. 38,940    625,766
#   DHT Holdings, Inc..................................    775      6,363
*   Double Eagle Petroleum Co..........................  1,300      2,821
#*  Emerald Oil, Inc...................................    858      6,581
#*  Endeavour International Corp....................... 10,559     69,584
#   Energy XXI Bermuda, Ltd............................ 11,876    272,554
*   ENGlobal Corp......................................  2,200      3,344
*   EPL Oil & Gas, Inc.................................  6,069    163,074

                                     1478

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Energy -- (Continued)
*   Era Group, Inc.....................................  4,052 $118,683
#*  Exterran Holdings, Inc............................. 15,632  543,056
#*  Global Geophysical Services, Inc...................  5,630    8,332
#   Green Plains Renewable Energy, Inc.................  8,643  192,566
    Gulf Island Fabrication, Inc.......................  2,703   54,763
    Gulfmark Offshore, Inc. Class A....................  5,554  236,378
#*  Harvest Natural Resources, Inc.....................  7,276   31,942
*   Helix Energy Solutions Group, Inc.................. 15,510  316,249
*   Hercules Offshore, Inc............................. 20,035   99,774
#*  HKN, Inc...........................................    141   10,434
#*  Hornbeck Offshore Services, Inc....................  6,159  263,051
#*  James River Coal Co................................    968    1,065
*   Key Energy Services, Inc........................... 34,852  254,071
    Knightsbridge Tankers, Ltd.........................  8,200   77,244
#*  Lucas Energy, Inc..................................  3,400    3,740
#*  Magnum Hunter Resources Corp....................... 10,110   84,418
*   Matador Resources Co...............................  1,648   32,037
*   Matrix Service Co..................................  3,683   96,789
*   Mexco Energy Corp..................................    100      745
#*  Miller Energy Resources, Inc.......................  2,236   17,642
*   Mitcham Industries, Inc............................  1,387   20,944
    Nabors Industries, Ltd............................. 43,157  737,122
*   Natural Gas Services Group, Inc....................  2,866   82,827
#*  Newfield Exploration Co............................ 14,215  352,106
#*  Newpark Resources, Inc............................. 19,591  222,554
#   Nordic American Tankers, Ltd.......................    841    9,201
#*  Northern Oil and Gas, Inc..........................  6,036   87,763
*   Oil States International, Inc......................    349   32,789
#*  Overseas Shipholding Group, Inc....................  2,316   20,520
*   Pacific Drilling SA................................  1,847   18,562
*   Parker Drilling Co................................. 30,804  229,182
    Patterson-UTI Energy, Inc.......................... 21,500  552,335
*   PDC Energy, Inc....................................  6,007  299,509
*   Penn Virginia Corp................................. 21,837  261,826
*   PHI, Inc. Non-Voting...............................  3,000  110,490
*   Pioneer Energy Services Corp....................... 14,053  117,764
    QEP Resources, Inc................................. 16,286  503,075
*   Renewable Energy Group, Inc........................ 11,223  112,342
*   REX American Resources Corp........................  2,075   84,992
*   Rex Energy Corp....................................  8,678  163,493
*   Rosetta Resources, Inc.............................  1,668   71,073
*   Rowan Cos. P.L.C. Class A.......................... 18,242  572,252
#*  SandRidge Energy, Inc.............................. 34,689  213,337
    Scorpio Tankers, Inc...............................    367    3,670
#*  SEACOR Holdings, Inc...............................  4,516  380,157
    Ship Finance International, Ltd....................  6,844  117,169
    SM Energy Co.......................................    585   48,415
*   Steel Excel, Inc...................................  3,594  106,023
*   Stone Energy Corp.................................. 11,822  365,891
    Superior Energy Services, Inc...................... 21,870  517,007
#*  Swift Energy Co....................................  8,400  103,992
*   Synthesis Energy Systems, Inc......................  6,200    6,696
#   Teekay Corp........................................  6,873  372,310

                                     1479

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Energy -- (Continued)
*   Tesco Corp......................................... 11,009 $   232,510
*   TETRA Technologies, Inc............................ 16,858     173,975
    Tidewater, Inc.....................................  7,300     378,505
#*  Triangle Petroleum Corp............................  6,236      47,456
#*  Unit Corp..........................................  8,595     429,492
#*  Vaalco Energy, Inc.................................  7,136      42,959
#   W&T Offshore, Inc..................................  5,634      80,679
*   Warren Resources, Inc..............................  2,458       8,283
#   Western Refining, Inc.............................. 11,599     453,637
*   Whiting Petroleum Corp............................. 17,263   1,007,814
*   Willbros Group, Inc................................ 13,791     115,155
#*  WPX Energy, Inc.................................... 23,225     442,436
                                                               -----------
Total Energy...........................................         17,269,288
                                                               -----------
Financials -- (21.6%)
    1st Source Corp....................................  6,821     201,015
    1st United Bancorp Inc/Boca Raton..................  4,000      29,040
    Access National Corp...............................    535       8,785
    Alexander & Baldwin, Inc...........................    200       7,822
*   Alleghany Corp.....................................     27      10,053
    Allied World Assurance Co. Holdings AG.............  3,850     396,242
#*  American Capital, Ltd.............................. 36,462     569,172
    American Equity Investment Life Holding Co.........  8,844     194,126
    American Financial Group, Inc...................... 13,215     725,768
#   American National Bankshares, Inc..................    702      16,321
    American National Insurance Co.....................  2,880     299,520
*   Ameris Bancorp.....................................  4,419      90,457
    AMERISAFE, Inc.....................................  3,543     146,574
    AmeriServ Financial, Inc...........................  6,300      20,538
*   Arch Capital Group, Ltd............................  1,408      75,764
    Argo Group International Holdings, Ltd.............  5,290     237,997
    Arrow Financial Corp...............................    714      17,800
    Aspen Insurance Holdings, Ltd......................  9,731     378,536
    Associated Banc-Corp............................... 24,661     406,167
    Assurant, Inc...................................... 11,316     739,501
#   Assured Guaranty, Ltd..............................  1,697      35,892
    Asta Funding, Inc..................................  1,714      14,055
    Astoria Financial Corp............................. 23,083     305,619
*   Atlanticus Holdings Corp...........................  2,898       8,549
    Auburn National BanCorp., Inc......................     44       1,118
#*  AV Homes, Inc......................................  1,654      30,963
    Axis Capital Holdings, Ltd......................... 13,382     602,458
    Baldwin & Lyons, Inc. Class B......................  3,050      76,128
    Banc of California, Inc............................  1,000      12,700
#   Bancfirst Corp.....................................  1,600      86,448
*   Bancorp, Inc.......................................  3,204      61,036
    BancorpSouth, Inc..................................  5,035     118,675
    Bank Mutual Corp...................................  7,255      49,624
    Bank of Commerce Holdings..........................  1,233       7,756
    Bank of Kentucky Financial Corp....................    168       6,036
    BankFinancial Corp.................................  5,991      54,458
    Banner Corp........................................  4,189     154,281
    Bar Harbor Bankshares..............................    320      12,189

                                     1480

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    BBCN Bancorp, Inc..................................  4,812 $ 72,421
*   BBX Capital Corp. Class A..........................  2,035   29,833
    BCB Bancorp, Inc...................................    194    2,473
*   Beneficial Mutual Bancorp, Inc.....................  8,224   97,701
    Berkshire Hills Bancorp, Inc.......................  6,204  151,750
*   BofI Holding, Inc..................................  1,782  147,460
    Boston Private Financial Holdings, Inc............. 13,091  160,888
    Bridge Bancorp, Inc................................     87    2,140
    Brookline Bancorp, Inc............................. 19,020  169,278
#   Bryn Mawr Bank Corp................................    634   17,670
    C&F Financial Corp.................................    179    6,317
    Calamos Asset Management, Inc. Class A.............  3,248   37,255
    California First National Bancorp..................  1,000   14,800
    Camden National Corp...............................    573   20,256
    Cape Bancorp, Inc..................................    439    4,465
#*  Capital City Bank Group, Inc.......................  1,869   23,848
    Capital Southwest Corp.............................  1,200   41,004
    CapitalSource, Inc................................. 31,520  432,770
    Capitol Federal Financial, Inc..................... 15,220  182,183
    Cardinal Financial Corp............................  8,121  138,463
    Cathay General Bancorp.............................  9,920  233,120
    Center Bancorp, Inc................................    601   10,668
    Centerstate Banks, Inc.............................  2,568   28,248
    Central Pacific Financial Corp.....................    777   14,258
    Century Bancorp, Inc. Class A......................    134    4,544
    Chemical Financial Corp............................  5,945  171,692
    Citizens Community Bancorp, Inc....................  2,054   16,514
#   Citizens Holding Co................................    171    3,258
#   City Holding Co....................................    711   31,725
    Clifton Savings Bancorp, Inc.......................    834   10,558
    CNB Financial Corp.................................    439    7,050
    CNO Financial Group, Inc........................... 32,460  549,872
    CoBiz Financial, Inc...............................  4,891   51,649
    Columbia Banking System, Inc.......................  5,011  130,837
    Commercial National Financial Corp.................    162    3,361
#   Community Bank System, Inc.........................  6,629  235,992
#   Community Trust Bancorp, Inc.......................  3,145  127,435
    Consolidated-Tomoka Land Co........................    558   19,614
*   Cowen Group, Inc. Class A.......................... 19,975   81,498
    Dime Community Bancshares, Inc.....................  4,564   74,576
    Donegal Group, Inc. Class A........................  6,209   90,713
#   Donegal Group, Inc. Class B........................    592   14,531
*   E*TRADE Financial Corp............................. 42,087  842,582
    East West Bancorp, Inc.............................    150    5,024
    EMC Insurance Group, Inc...........................  4,544  124,869
    Employers Holdings, Inc............................  1,402   34,447
    Endurance Specialty Holdings, Ltd..................  9,916  519,499
*   Enstar Group, Ltd..................................  1,095  135,736
    Enterprise Bancorp, Inc............................    338    6,990
    Enterprise Financial Services Corp.................  2,589   48,207
#   ESB Financial Corp.................................  1,813   23,315
    ESSA Bancorp, Inc..................................  2,833   31,956
    Everest Re Group, Ltd..............................    809  117,111

                                     1481

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#*  Farmers Capital Bank Corp..........................  1,442 $ 29,648
    FBL Financial Group, Inc. Class A..................  6,070  234,484
    Federal Agricultural Mortgage Corp. Class C........  1,100   33,704
    Federated National Holding Co......................  2,400   31,752
    Fidelity National Financial, Inc. Class A..........  1,103   34,789
#   Fidelity Southern Corp.............................  1,386   19,508
    Financial Institutions, Inc........................  1,451   30,297
*   First Acceptance Corp..............................  5,500   14,135
    First American Financial Corp......................  3,693   95,723
*   First BanCorp......................................  9,765   47,751
    First Bancorp......................................  3,069   52,879
    First Bancorp, Inc.................................    842   14,306
    First Busey Corp...................................  9,462   52,041
    First Citizens BancShares, Inc. Class A............    648  143,364
    First Commonwealth Financial Corp.................. 27,101  222,499
    First Community Bancshares, Inc....................  2,358   38,176
    First Connecticut Bancorp Inc/Farmington...........    408    6,287
    First Defiance Financial Corp......................  2,422   62,294
*   First Federal Bancshares of Arkansas, Inc..........    560    4,642
    First Federal of Northern Michigan Bancorp, Inc....    200    1,015
    First Financial Bancorp............................  1,999   33,143
    First Financial Corp...............................  1,400   45,038
    First Financial Holdings, Inc......................    854   52,564
#   First Financial Northwest, Inc.....................  3,232   33,419
    First Interstate Bancsystem, Inc...................  1,111   28,508
#*  First Marblehead Corp. (The).......................    786    4,685
    First Merchants Corp............................... 10,208  215,287
    First Midwest Bancorp, Inc.........................  6,483  103,533
#   First Niagara Financial Group, Inc................. 51,915  448,546
    First South Bancorp, Inc...........................    720    5,832
    Firstbank Corp.....................................    105    1,877
    FirstMerit Corp....................................    692   14,082
*   Flagstar Bancorp, Inc..............................  4,983  103,995
    Flushing Financial Corp............................  4,584   94,155
    FNB Corp...........................................  5,666   67,085
*   Forestar Group, Inc................................  2,222   44,440
    Fox Chase Bancorp, Inc.............................    289    4,945
*   Franklin Financial Corp............................    703   13,364
    Fulton Financial Corp.............................. 16,156  199,527
*   Genworth Financial, Inc. Class A................... 66,323  978,264
    German American Bancorp, Inc.......................  2,620   70,635
    GFI Group, Inc..................................... 12,679   48,180
*   Global Indemnity P.L.C.............................  1,977   48,456
    Great Southern Bancorp, Inc........................  2,001   55,328
#*  Green Dot Corp. Class A............................  5,815  130,954
*   Greenlight Capital Re, Ltd. Class A................  3,046   97,868
    Guaranty Bancorp...................................  2,411   31,247
*   Guaranty Federal Bancshares, Inc...................    100    1,070
*   Hallmark Financial Services, Inc...................  3,963   34,914
#   Hampden Bancorp, Inc...............................  1,000   16,040
    Hancock Holding Co.................................  4,791  165,769
#   Hanmi Financial Corp...............................  4,991  107,656
    Hanover Insurance Group, Inc. (The)................ 10,024  556,633

                                     1482

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Harleysville Savings Financial Corp................    132 $  2,340
#*  Harris & Harris Group, Inc.........................  6,066   18,259
    HCC Insurance Holdings, Inc........................  6,632  284,579
    Heartland Financial USA, Inc.......................  1,331   33,528
    Heritage Commerce Corp.............................  4,200   33,642
    Heritage Financial Corp............................    621   10,576
    HF Financial Corp..................................    363    4,788
*   Hilltop Holdings, Inc..............................    496   11,800
    Hingham Institution for Savings....................     94    7,387
*   HMN Financial, Inc.................................    750    8,332
*   Home Bancorp, Inc..................................    724   14,589
    Home Federal Bancorp, Inc .........................  2,400   34,800
    HopFed Bancorp, Inc................................    683    7,800
    Horace Mann Educators Corp.........................  5,408  150,883
    Horizon Bancorp....................................    401    8,926
    Hudson City Bancorp, Inc...........................  2,681   24,236
    Hudson Valley Holding Corp.........................    460    8,271
    Iberiabank Corp....................................  5,155  339,405
*   ICG Group, Inc.....................................    288    5,469
#*  Imperial Holdings, Inc.............................    147      908
    Independence Holding Co............................  6,112   78,417
#   Independent Bank Corp.(453836108)..................  2,014   72,826
*   Independent Bank Corp.(453838609)..................    340    4,505
    Infinity Property & Casualty Corp..................  2,703  190,832
    International Bancshares Corp...................... 12,488  292,344
*   Intervest Bancshares Corp. Class A.................  1,700   12,716
#*  INTL. FCStone, Inc.................................  1,000   17,640
*   Investment Technology Group, Inc...................  2,856   47,124
    Investors Bancorp, Inc.............................    134    3,400
    Investors Title Co.................................    125   10,015
#   Janus Capital Group, Inc........................... 21,703  238,516
    JMP Group, Inc.....................................  2,603   19,366
*   KCG Holdings, Inc. Class A.........................  1,392   15,396
#*  Kearny Financial Corp..............................    219    2,503
    Kemper Corp........................................ 10,935  401,861
    Kentucky First Federal Bancorp.....................    120    1,046
#   Lakeland Bancorp, Inc..............................  6,398   72,105
    Lakeland Financial Corp............................  1,842   67,472
    Landmark Bancorp, Inc..............................    171    3,285
#   Legg Mason, Inc.................................... 18,412  779,748
    LNB Bancorp, Inc...................................  2,597   25,996
#*  Louisiana Bancorp, Inc.............................    696   12,723
*   Macatawa Bank Corp.................................  2,700   14,310
    Maiden Holdings, Ltd............................... 14,988  164,568
    MainSource Financial Group, Inc....................  4,441   72,433
    Manning & Napier, Inc..............................  1,366   22,880
    Marlin Business Services Corp......................  2,600   65,962
#   MB Financial, Inc..................................  9,300  261,330
*   MBIA, Inc.......................................... 44,886  491,053
*   MBT Financial Corp.................................  3,800   20,558
    MCG Capital Corp................................... 11,371   50,828
#   Meadowbrook Insurance Group, Inc................... 11,385   68,993
    Medallion Financial Corp...........................  4,208   56,093

                                     1483

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
    Mercantile Bank Corp...............................  1,115 $ 22,311
    Merchants Bancshares, Inc..........................    591   17,612
*   Meridian Interstate Bancorp, Inc...................  1,033   24,317
    Meta Financial Group, Inc..........................     85    3,438
*   Metro Bancorp, Inc.................................  2,783   55,298
*   MGIC Investment Corp...............................  1,733   14,713
    MicroFinancial, Inc................................  2,400   18,456
    MidSouth Bancorp, Inc..............................  2,318   35,952
    MidWestOne Financial Group, Inc....................     88    2,163
    Montpelier Re Holdings, Ltd........................  4,634  129,150
    MutualFirst Financial, Inc.........................    414    7,779
    NASDAQ OMX Group, Inc. (The)....................... 24,288  926,587
    National Interstate Corp...........................    347    7,832
    National Penn Bancshares, Inc...................... 18,842  195,580
    National Western Life Insurance Co. Class A........    130   28,359
*   Navigators Group, Inc. (The).......................  3,481  207,572
    NBT Bancorp, Inc...................................  4,602  110,632
    Nelnet, Inc. Class A...............................  4,590  170,977
#   New Hampshire Thrift Bancshares, Inc...............    200    2,984
*   NewBridge Bancorp..................................  2,400   16,776
#*  NewStar Financial, Inc.............................  5,045   79,358
    Nicholas Financial, Inc............................    247    3,898
*   North Valley Bancorp...............................     40      935
    Northeast Community Bancorp, Inc...................  4,700   34,169
    Northfield Bancorp, Inc............................  9,784  121,615
    Northrim BanCorp, Inc..............................    474   11,385
    Northwest Bancshares, Inc.......................... 17,292  243,126
    Norwood Financial Corp.............................     44    1,320
    OceanFirst Financial Corp..........................  2,040   36,230
    OFG Bancorp........................................ 10,765  156,954
    Ohio Valley Banc Corp..............................    197    4,387
    Old Republic International Corp.................... 37,481  585,453
*   OmniAmerican Bancorp, Inc..........................  1,963   44,010
    OneBeacon Insurance Group, Ltd. Class A............  4,000   56,240
#   Oppenheimer Holdings, Inc. Class A.................  1,595   37,451
    Oritani Financial Corp.............................    600    9,444
    Pacific Continental Corp...........................  1,612   22,729
*   Pacific Mercantile Bancorp.........................  2,264   14,173
#*  Pacific Premier Bancorp, Inc.......................    800   12,696
    Park National Corp.................................    370   28,971
    Park Sterling Corp.................................  4,531   30,584
    PartnerRe, Ltd.....................................  8,404  825,021
*   Patriot National Bancorp, Inc......................    600      624
    Peapack Gladstone Financial Corp...................  1,044   19,314
#   People's United Financial, Inc..................... 38,981  553,920
    Peoples Bancorp, Inc...............................  2,919   65,823
#*  PHH Corp...........................................  5,778  140,232
*   PICO Holdings, Inc.................................  3,461   81,576
#   Pinnacle Financial Partners, Inc...................  2,584   84,342
*   Piper Jaffray Cos..................................  2,190   86,023
    Platinum Underwriters Holdings, Ltd................  5,728  325,580
*   Preferred Bank.....................................  1,052   22,650
    Primerica, Inc.....................................  2,205   92,897

                                     1484

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Financials -- (Continued)
#   PrivateBancorp, Inc................................  2,737 $ 78,251
    ProAssurance Corp..................................  8,238  382,737
    Prosperity Bancshares, Inc.........................    264   16,516
    Protective Life Corp............................... 11,192  548,520
    Provident Financial Holdings, Inc..................  2,100   31,605
    Provident Financial Services, Inc..................  9,873  171,000
*   Prudential Bancorp, Inc............................     88      926
    Pulaski Financial Corp.............................  1,241   12,894
#   QC Holdings, Inc...................................    800    1,984
    QCR Holdings, Inc..................................    225    3,888
    Radian Group, Inc.................................. 17,260  256,829
    Reinsurance Group of America, Inc.................. 10,860  810,916
#   RenaissanceRe Holdings, Ltd........................  1,700  154,207
    Renasant Corp......................................  5,526  159,094
#   Republic Bancorp, Inc. Class A.....................  2,281   52,668
*   Republic First Bancorp, Inc........................    425    1,356
    Resource America, Inc. Class A.....................  6,061   53,216
*   Riverview Bancorp, Inc.............................  4,200   13,146
    Rockville Financial, Inc...........................  2,777   36,879
#   S&T Bancorp, Inc...................................  4,563  106,729
#*  Safeguard Scientifics, Inc.........................  2,322   42,562
    Safety Insurance Group, Inc........................  3,321  179,600
    Sandy Spring Bancorp, Inc..........................  4,334  108,220
    Selective Insurance Group, Inc.....................  7,600  178,752
*   Shore Bancshares, Inc..............................    479    4,536
    SI Financial Group, Inc............................  1,191   14,090
    Sierra Bancorp.....................................    974   15,438
    Simmons First National Corp. Class A...............  2,031   70,130
    Simplicity Bancorp, Inc............................    735   12,201
o*  Southern Community Financial.......................  6,200    1,364
*   Southern First Bancshares, Inc.....................    266    3,535
    Southern Missouri Bancorp, Inc.....................    160    5,182
#   Southside Bancshares, Inc..........................  1,399   37,283
#   Southwest Bancorp, Inc.............................  5,301   92,502
    Southwest Georgia Financial Corp...................     98    1,132
    StanCorp Financial Group, Inc......................  7,052  453,091
    State Auto Financial Corp.......................... 10,929  209,618
    Sterling Bancorp...................................  6,957   87,658
    Stewart Information Services Corp..................  5,277  171,555
*   Stratus Properties, Inc............................    650   11,290
*   Suffolk Bancorp....................................  2,821   54,389
#*  Sun Bancorp, Inc...................................  8,064   25,563
    Susquehanna Bancshares, Inc........................ 43,190  467,748
*   SWS Group, Inc.....................................  2,700   20,736
    SY Bancorp, Inc....................................    300    8,877
    Symetra Financial Corp............................. 19,802  379,208
    Synovus Financial Corp............................. 23,500   78,725
*   Taylor Capital Group, Inc..........................  3,278   73,198
    TCF Financial Corp.................................    586    9,435
#   Teche Holding Co...................................     27    2,024
    Territorial Bancorp, Inc...........................    408    9,241
    TF Financial Corp..................................    187    5,703
    Timberland Bancorp, Inc............................    400    4,384

                                     1485

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
    Tompkins Financial Corp............................    492 $    23,075
#   Tower Group International, Ltd.....................  9,767      24,417
#   TowneBank..........................................  2,237      33,644
*   Tree.com, Inc......................................    400      12,980
    Trico Bancshares...................................  2,241      55,487
#   TrustCo Bank Corp.................................. 11,652      76,088
#   Trustmark Corp.....................................  7,506     178,343
#   Umpqua Holdings Corp............................... 24,165     424,337
*   Unico American Corp................................  1,400      18,228
    Union First Market Bankshares Corp.................  9,762     225,209
#   United Bankshares, Inc.............................    858      25,646
*   United Community Banks, Inc........................    233       3,886
#*  United Community Financial Corp....................  1,067       3,767
    United Financial Bancorp, Inc......................  3,624      64,254
    United Fire Group, Inc.............................  5,738     144,024
    Unity Bancorp, Inc.................................    540       4,223
    Universal Insurance Holdings, Inc..................  5,192      57,891
    Univest Corp. of Pennsylvania......................  2,456      46,124
    Validus Holdings, Ltd..............................  8,860     318,251
    ViewPoint Financial Group, Inc.....................  1,550      38,161
*   Virginia Commerce Bancorp, Inc.....................  3,323      54,032
*   Walker & Dunlop, Inc...............................  2,479      34,805
    Washington Banking Co..............................  1,905      33,890
    Washington Federal, Inc............................ 21,207     464,009
#   Washington Trust Bancorp, Inc......................  1,732      57,052
#*  Waterstone Financial, Inc..........................  1,967      20,776
#   Webster Financial Corp.............................  7,263     220,359
    WesBanco, Inc......................................  6,027     172,131
    West Bancorporation, Inc...........................  5,550      82,084
*   Western Alliance Bancorp...........................    158       3,542
    Westfield Financial, Inc...........................  5,949      44,380
    Wilshire Bancorp, Inc..............................  7,249      72,200
    Wintrust Financial Corp............................  8,054     353,007
*   Wright Investors' Service Holdings, Inc............  1,000       1,950
    WSFS Financial Corp................................    648      46,526
*   Yadkin Financial Corp..............................  1,126      21,056
    Zions BanCorp...................................... 22,916     658,835
*   ZipRealty, Inc.....................................  1,200       5,016
                                                               -----------
Total Financials.......................................         37,146,936
                                                               -----------
Health Care -- (5.4%)
*   Addus HomeCare Corp................................    201       4,752
#*  Affymetrix, Inc.................................... 17,435     163,715
*   Albany Molecular Research, Inc.....................  7,139      76,387
*   Alere, Inc......................................... 19,422     736,094
*   Allied Healthcare Products, Inc....................  1,700       4,182
*   Almost Family, Inc.................................  2,016      61,307
#*  Alphatec Holdings, Inc.............................  4,114       8,927
#*  Amedisys, Inc...................................... 10,397     156,891
*   American Shared Hospital Services..................    400       1,156
*   AMN Healthcare Services, Inc.......................    189       2,856
*   Amsurg Corp........................................  7,140     298,095
    Analogic Corp......................................  1,500     143,475

                                     1486

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES  VALUE+
                                                         ------ --------
Health Care -- (Continued)
*    AngioDynamics, Inc.................................  7,576 $120,534
*    Anika Therapeutics, Inc............................  2,840   94,487
*    Arrhythmia Research Technology, Inc................    291    1,295
#*   Baxano Surgical, Inc...............................  3,545    4,538
*    BioScrip, Inc......................................  8,822   75,075
*    BioTelemetry, Inc..................................  4,238   30,895
*    Cambrex Corp.......................................    844   15,842
*    Capital Senior Living Corp.........................  2,755   61,905
*    Chindex International, Inc.........................    128    2,107
#*   Codexis, Inc.......................................    714    1,342
*    Community Health Systems, Inc...................... 13,817  572,162
     CONMED Corp........................................  6,090  255,475
*    Cross Country Healthcare, Inc......................  9,348  100,958
     CryoLife, Inc......................................  5,333   57,543
*    Cumberland Pharmaceuticals, Inc....................  3,402   15,989
#*   Cutera, Inc........................................  2,803   26,628
*    Cynosure, Inc. Class A.............................    108    2,898
     Digirad Corp.......................................  3,300   11,550
*    Emergent Biosolutions, Inc.........................  6,746  161,432
*    Enzo Biochem, Inc..................................  4,925   13,839
     Enzon Pharmaceuticals, Inc.........................  4,494    4,045
*    Exactech, Inc......................................  1,341   29,877
*    ExamWorks Group, Inc...............................    103    3,171
*    Five Star Quality Care, Inc........................ 10,700   58,101
*    Gentiva Health Services, Inc.......................  4,699   53,381
*    Greatbatch, Inc....................................  5,343  227,131
*    Hanger, Inc........................................  2,204   74,517
*    Harvard Apparatus Regenerative Technology, Inc.....  1,766    7,223
#*   Harvard Bioscience, Inc............................  7,065   31,227
*    Health Net, Inc....................................  2,720   89,461
#*   Healthways, Inc....................................  5,311   81,311
#*   Hi-Tech Pharmacal Co., Inc.........................    661   28,595
     Hill-Rom Holdings, Inc.............................    620   22,487
#*   Hologic, Inc.......................................  4,867  103,959
*    Idera Pharmaceuticals, Inc.........................    320    1,485
*    Impax Laboratories, Inc............................     16      370
     Invacare Corp......................................  8,389  169,290
*    Iridex Corp........................................    593    5,023
     Kewaunee Scientific Corp...........................    170    2,822
     Kindred Healthcare, Inc............................ 12,870  243,758
*    Lannett Co., Inc...................................  4,245  149,933
     LeMaitre Vascular, Inc.............................  3,115   24,827
*    LHC Group, Inc.....................................  2,425   55,629
*    LifePoint Hospitals, Inc........................... 10,900  577,809
*    Magellan Health Services, Inc......................  5,679  339,775
o#*  Maxygen, Inc.......................................  6,309      189
*    MedAssets, Inc.....................................  4,560  100,502
o#*  MedCath Corp.......................................  5,455   10,910
*    Medical Action Industries, Inc.....................  5,500   40,810
*    Medicines Co. (The)................................    452   15,711
#*   MediciNova, Inc....................................    905    2,091
*    Merit Medical Systems, Inc.........................  4,548   65,355
#*   Misonix, Inc.......................................  2,000   10,260

                                     1487

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Health Care -- (Continued)
*   Molina Healthcare, Inc.............................  5,838 $  210,168
#   National Healthcare Corp...........................  1,778     92,456
*   Natus Medical, Inc.................................  9,044    234,149
#*  NuVasive, Inc......................................  3,207    120,070
    Omnicare, Inc...................................... 15,345    958,449
*   Omnicell, Inc......................................  3,595     92,823
#   Owens & Minor, Inc.................................  3,893    134,853
*   Pacific Biosciences of California, Inc.............  6,481     46,534
#*  PDI, Inc...........................................  3,900     22,581
*   PharMerica Corp....................................  7,727    188,075
*   Pozen, Inc.........................................  2,709     21,239
*   Prestige Brands Holdings, Inc...................... 11,035    333,919
*   Providence Service Corp. (The).....................  1,272     33,568
#*  Repligen Corp......................................  2,675     41,409
#*  RTI Surgical, Inc.................................. 11,548     35,799
#*  Sciclone Pharmaceuticals, Inc......................  7,214     33,906
    Select Medical Holdings Corp....................... 14,870    160,596
*   Skilled Healthcare Group, Inc. Class A.............    298      1,362
    Span-America Medical Systems, Inc..................    363      7,202
#*  Sucampo Pharmaceuticals, Inc. Class A..............    928      7,665
*   SunLink Health Systems, Inc........................    887      1,064
*   Symmetry Medical, Inc..............................  8,513     82,746
#*  Targacept, Inc.....................................  4,500     19,845
    Teleflex, Inc......................................  3,123    292,438
*   Tornier NV.........................................    882     16,044
*   Triple-S Management Corp. Class B..................  4,208     75,071
    Universal American Corp............................ 19,798    139,576
*   Wright Medical Group, Inc..........................    509     15,479
                                                               ----------
Total Health Care......................................         9,334,452
                                                               ----------
Industrials -- (16.3%)
    AAR Corp...........................................  7,598    202,487
    ABM Industries, Inc................................ 12,768    340,395
#*  ACCO Brands Corp...................................  8,840     51,360
#*  Accuride Corp......................................  2,376      9,053
    Aceto Corp.........................................  7,911    168,662
    Acme United Corp...................................    100      1,456
    Acorn Energy, Inc..................................  1,057      3,668
*   Adept Technology, Inc..............................  2,183     37,700
*   AECOM Technology Corp.............................. 11,652    334,063
*   Aegion Corp........................................  8,741    179,365
*   Aerovironment, Inc.................................    463     13,807
    AGCO Corp.......................................... 13,971    745,073
*   Air Transport Services Group, Inc.................. 13,995     88,028
    Aircastle, Ltd.....................................  2,638     49,832
    Alamo Group, Inc...................................  2,616    131,375
    Alaska Air Group, Inc..............................  3,570    282,280
    Albany International Corp. Class A.................  3,666    126,734
    Alliant Techsystems, Inc...........................  1,446    207,790
o*  Allied Defense Group, Inc..........................  2,400        192
    Allied Motion Technologies, Inc....................    400      4,528
    Altra Industrial Motion Corp.......................  3,339    104,711
    AMERCO.............................................  5,363  1,194,501

                                     1488

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Ameresco, Inc. Class A.............................  2,474 $ 24,394
    American Railcar Industries, Inc...................  3,877  189,663
    American Science & Engineering, Inc................    163   11,148
#*  American Superconductor Corp.......................  1,994    2,991
    Ampco-Pittsburgh Corp..............................  1,688   30,063
#*  AMREP Corp.........................................    600    4,320
    Apogee Enterprises, Inc............................    466   15,751
*   ARC Document Solutions, Inc........................  6,626   50,225
    Arkansas Best Corp.................................  7,417  254,329
*   Arotech Corp.......................................  3,700    9,879
#*  Ascent Solar Technologies, Inc.....................  3,620    2,498
    Astec Industries, Inc..............................  5,179  192,659
*   Atlas Air Worldwide Holdings, Inc..................  5,799  204,879
#*  Avalon Holdings Corp. Class A......................    262    1,441
*   Avis Budget Group, Inc............................. 21,045  793,607
    Baltic Trading, Ltd................................ 10,469   60,615
    Barnes Group, Inc..................................  3,932  147,214
    Barrett Business Services, Inc.....................  1,903  149,214
    Brady Corp. Class A................................  2,636   72,121
#   Briggs & Stratton Corp.............................  9,608  202,441
*   CAI International, Inc.............................  2,583   53,442
*   Casella Waste Systems, Inc. Class A................  1,546    7,931
#*  CBIZ, Inc.......................................... 11,257   96,810
    CDI Corp...........................................  5,340   91,421
    Ceco Environmental Corp............................    722   11,220
    Celadon Group, Inc.................................  3,852   80,045
    CIRCOR International, Inc..........................  1,000   72,020
*   Columbus McKinnon Corp.............................  4,617  114,132
    Comfort Systems USA, Inc...........................  3,476   59,231
    Compx International, Inc...........................    200    2,608
    Con-way, Inc.......................................    709   27,275
*   Consolidated Graphics, Inc.........................    434   28,141
    Courier Corp.......................................  1,913   30,206
    Covanta Holding Corp...............................  5,844  105,192
*   Covenant Transportation Group, Inc. Class A........  3,300   28,908
#*  CPI Aerostructures, Inc............................  1,700   23,545
*   CRA International, Inc.............................  1,273   24,009
    Curtiss-Wright Corp................................ 10,861  667,083
*   Dolan Co. (The)....................................  1,503      270
    Douglas Dynamics, Inc..............................  3,360   48,787
#*  Ducommun, Inc......................................  2,731   77,833
*   Dycom Industries, Inc..............................  5,686  158,241
    Dynamic Materials Corp.............................  1,500   32,745
#*  Eagle Bulk Shipping, Inc...........................  4,189   16,086
    Eastern Co. (The)..................................    510    7,925
    Ecology and Environment, Inc. Class A..............    210    2,390
    EMCOR Group, Inc...................................    133    5,654
    Encore Wire Corp...................................  4,620  236,036
#*  Energy Recovery, Inc...............................  2,946   12,609
*   EnerNOC, Inc.......................................  1,244   27,866
#   EnerSys, Inc.......................................  4,964  337,850
*   Engility Holdings, Inc.............................  3,674  140,751
    Ennis, Inc.........................................  5,808   84,042

                                     1489

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  EnPro Industries, Inc..............................  3,739 $271,227
    ESCO Technologies, Inc.............................  3,497  122,045
    Espey Manufacturing & Electronics Corp.............    172    5,375
*   Esterline Technologies Corp........................  7,459  767,904
*   Federal Signal Corp................................ 14,257  175,646
*   Flow International Corp............................  2,531   10,225
*   Franklin Covey Co..................................  4,000   76,440
    FreightCar America, Inc............................  3,408   78,316
*   FTI Consulting, Inc................................  8,053  298,525
*   Fuel Tech, Inc.....................................  1,990   13,174
*   Furmanite Corp.....................................  3,245   37,902
    G&K Services, Inc. Class A.........................  5,010  280,009
    GATX Corp.......................................... 10,799  625,262
#*  Genco Shipping & Trading, Ltd......................  9,300   19,623
*   Gencor Industries, Inc.............................    600    5,496
    General Cable Corp.................................  2,608   74,406
*   Genesee & Wyoming, Inc. Class A....................  2,000  180,680
*   Gibraltar Industries, Inc..........................  6,948  124,091
    Global Power Equipment Group, Inc..................    800   14,248
#*  Goldfield Corp. (The)..............................  2,600    5,200
*   GP Strategies Corp.................................  4,100  113,775
#*  GrafTech International, Ltd........................ 29,852  305,983
    Granite Construction, Inc..........................  6,794  226,172
#*  Great Lakes Dredge & Dock Corp..................... 16,521  124,403
*   Greenbrier Cos., Inc...............................  7,936  291,172
    Griffon Corp....................................... 14,026  176,167
*   H&E Equipment Services, Inc........................  3,272   99,076
    Hardinge, Inc......................................  3,769   51,899
#*  Hawaiian Holdings, Inc............................. 14,927  151,658
    Heidrick & Struggles International, Inc............  3,465   57,796
*   Hill International, Inc............................  5,419   24,602
    Houston Wire & Cable Co............................  4,919   65,078
#*  Hudson Global, Inc.................................  4,736   18,802
    Hurco Cos., Inc....................................  1,730   44,842
*   Huron Consulting Group, Inc........................    801   53,058
    Hyster-Yale Materials Handling, Inc................  2,510  215,258
*   ICF International, Inc.............................  5,016  168,839
*   II-VI, Inc.........................................    640    9,773
*   Innovative Solutions & Support, Inc................    573    3,896
    Insteel Industries, Inc............................  3,260   60,734
#   International Shipholding Corp.....................  1,600   42,864
    Intersections, Inc.................................  2,527   18,700
#*  JetBlue Airways Corp............................... 57,197  501,046
#   Joy Global, Inc....................................    966   50,995
*   JPS Industries, Inc................................  1,000    5,835
    Kadant, Inc........................................  2,642   94,874
#   Kaman Corp.........................................    661   25,620
    Kelly Services, Inc. Class A....................... 10,362  248,481
*   Key Technology, Inc................................    987   12,574
    Kforce, Inc........................................  2,183   39,578
    Kimball International, Inc. Class B................  6,951  103,361
*   Korn/Ferry International........................... 11,096  260,312
*   Kratos Defense & Security Solutions, Inc........... 12,683   91,698

                                     1490

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#*  Lawson Products, Inc...............................  2,008 $ 28,554
#*  Layne Christensen Co...............................  5,272   89,413
    LB Foster Co. Class A..............................  1,738   74,838
#*  LMI Aerospace, Inc.................................  2,100   28,980
    LS Starrett Co. (The) Class A......................    489    7,824
    LSI Industries, Inc................................  5,575   47,053
*   Lydall, Inc........................................  3,900   68,913
    Manpowergroup, Inc.................................  5,852  455,871
    Marten Transport, Ltd..............................  9,879  188,392
#   Matson, Inc........................................  5,382  128,791
#   McGrath RentCorp...................................  4,406  161,348
*   Meritor, Inc.......................................    198    2,174
*   Metalico, Inc......................................  6,688   12,105
*   Mfri, Inc..........................................  1,500   21,780
    Miller Industries, Inc.............................  2,674   49,041
#*  Mobile Mini, Inc................................... 11,000  425,370
    Mueller Industries, Inc............................    400   24,896
    Mueller Water Products, Inc. Class A...............    100      868
    Multi-Color Corp...................................  1,827   65,699
*   MYR Group, Inc.....................................  3,754   94,113
*   National Presto Industries, Inc....................    238   18,109
*   Navigant Consulting, Inc........................... 14,008  246,121
#   NL Industries, Inc................................. 15,300  168,912
    NN, Inc............................................  3,495   61,827
*   Northwest Pipe Co..................................  2,813   98,680
#*  Ocean Power Technologies, Inc......................    100      232
*   Orbital Sciences Corp.............................. 11,173  273,180
*   Orion Energy Systems, Inc..........................  5,713   37,649
*   Orion Marine Group, Inc............................  3,785   42,392
    Oshkosh Corp.......................................    612   33,134
*   Owens Corning...................................... 17,148  654,196
*   Pacer International, Inc...........................  2,858   25,179
*   PAM Transportation Services, Inc...................  3,545   70,191
*   Park-Ohio Holdings Corp............................    347   16,587
*   Patriot Transportation Holding, Inc................    211    7,697
*   Pendrell Corp......................................  4,995    7,293
#*  Pike Corp..........................................  8,910   93,911
    Powell Industries, Inc.............................  1,718  105,502
*   PowerSecure International, Inc.....................    964   18,605
    Preformed Line Products Co.........................    707   47,708
    Providence and Worcester Railroad Co...............    200    3,750
#   Quad/Graphics, Inc.................................  4,792  109,881
    Quanex Building Products Corp...................... 11,219  212,600
*   Quanta Services, Inc............................... 23,786  741,410
#*  RCM Technologies, Inc..............................  4,177   28,111
    Regal-Beloit Corp..................................  3,597  266,502
*   Republic Airways Holdings, Inc..................... 11,023  108,136
    Resources Connection, Inc..........................  8,698  117,249
*   Roadrunner Transportation Systems, Inc.............    861   22,601
*   Rush Enterprises, Inc. Class A.....................  6,802  188,007
*   Rush Enterprises, Inc. Class B.....................  1,650   38,659
    Ryder System, Inc..................................  9,234  657,368
*   Saia, Inc..........................................  5,262  177,119

                                     1491

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Schawk, Inc........................................  3,203 $    38,692
    SIFCO Industries, Inc..............................    659      19,592
    SkyWest, Inc....................................... 11,060     143,891
*   SL Industries, Inc.................................    502      13,062
*   SP Plus Corp.......................................    703      17,758
*   Sparton Corp.......................................  2,441      68,031
#*  Spirit Aerosystems Holdings, Inc. Class A.......... 10,873     368,703
#*  Standard Register Co. (The)........................    969       6,793
    Standex International Corp.........................  2,444     139,015
*   Sterling Construction Co., Inc.....................  1,634      17,680
*   Supreme Industries, Inc. Class A...................  1,383       9,598
#   Sypris Solutions, Inc..............................  6,800      20,332
*   TAL International Group, Inc.......................  8,064     346,994
#*  Tecumseh Products Co. Class A......................  3,200      26,880
*   Tecumseh Products Co. Class B......................    100         832
    Terex Corp......................................... 11,903     488,023
*   Tetra Tech, Inc....................................    458      13,516
    Titan International, Inc...........................    200       3,352
#*  Titan Machinery, Inc...............................  2,923      47,645
#*  TRC Cos., Inc......................................  1,013       6,878
    Trinity Industries, Inc............................ 10,389     604,951
    Triumph Group, Inc.................................  5,678     388,489
*   Tutor Perini Corp.................................. 11,031     249,301
*   Ultralife Corp.....................................    969       4,031
*   Ultrapetrol Bahamas, Ltd...........................    200         664
    UniFirst Corp......................................  3,100     327,980
#   United Stationers, Inc.............................    962      39,856
    Universal Forest Products, Inc.....................  4,248     223,232
#   Universal Truckload Services, Inc..................    431      12,503
    URS Corp........................................... 11,000     552,200
*   USA Truck, Inc.....................................  3,004      44,309
    UTi Worldwide, Inc.................................  2,419      37,881
*   Versar, Inc........................................    700       3,423
    Viad Corp..........................................  5,190     136,445
#*  Virco Manufacturing Corp...........................  4,400      11,704
*   Volt Information Sciences, Inc.....................  2,881      28,796
    VSE Corp...........................................    471      20,776
    Watts Water Technologies, Inc. Class A.............  6,750     378,135
#   Werner Enterprises, Inc............................  1,111      28,953
*   Wesco Aircraft Holdings, Inc.......................    934      20,875
*   Willis Lease Finance Corp..........................  2,293      38,820
#*  XPO Logistics, Inc.................................    180       4,486
                                                               -----------
Total Industrials......................................         27,983,129
                                                               -----------
Information Technology -- (14.2%)
*   Accelrys, Inc......................................  4,725      59,440
*   Acxiom Corp........................................  1,408      50,632
*   ADDvantage Technologies Group, Inc.................  1,399       4,603
*   Advanced Energy Industries, Inc.................... 10,467     285,749
*   Aeroflex Holding Corp..............................  4,299      29,620
*   Agilysys, Inc......................................  5,370      70,347
*   Alpha & Omega Semiconductor, Ltd...................  1,389      10,084
#*  Amkor Technology, Inc..............................  2,808      14,882

                                     1492

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES  VALUE+
                                                         ------ --------
Information Technology -- (Continued)
*    Amtech Systems, Inc................................  2,300 $ 22,241
#*   ANADIGICS, Inc.....................................  4,700    9,259
*    Anaren, Inc........................................  4,100  114,595
#*   AOL, Inc...........................................  7,672  353,526
*    ARRIS Group, Inc................................... 23,100  598,290
*    Arrow Electronics, Inc............................. 15,959  819,973
     Astro-Med, Inc.....................................  1,475   20,045
*    ATMI, Inc..........................................  7,225  199,988
#*   Aviat Networks, Inc................................  8,260   15,694
*    Avid Technology, Inc............................... 10,100   70,094
     Avnet, Inc......................................... 19,346  794,540
     AVX Corp........................................... 12,955  167,379
#*   Aware, Inc.........................................  2,090   13,585
*    Axcelis Technologies, Inc.......................... 15,008   36,319
*    AXT, Inc...........................................  7,116   17,363
#*   Bankrate, Inc......................................  5,689   94,380
     Bel Fuse, Inc. Class B.............................  2,447   46,909
*    Benchmark Electronics, Inc......................... 14,030  318,902
     Black Box Corp.....................................  4,026  110,353
*    Blucora, Inc.......................................  9,800  250,978
*    Bogen Communications International.................  1,000    1,225
o*   Bogen Corp.........................................  1,000       --
*    BroadVision, Inc...................................  1,325   15,264
*    Brocade Communications Systems, Inc................  4,139   38,658
     Brooks Automation, Inc............................. 21,013  213,282
*    Bsquare Corp.......................................    300    1,053
*    CACI International, Inc. Class A...................  4,064  300,817
*    Calix, Inc.........................................    555    4,401
*    Cascade Microtech, Inc.............................  3,735   38,470
*    Checkpoint Systems, Inc............................ 10,016  133,613
*    CIBER, Inc......................................... 17,728   68,785
*    Coherent, Inc......................................  6,367  425,570
#    Cohu, Inc..........................................  5,574   57,747
o#*  Commerce One LLC...................................  4,310       --
     Communications Systems, Inc........................  2,300   27,439
     Comtech Telecommunications Corp....................  3,556  108,174
     Concurrent Computer Corp...........................    300    2,544
#    Convergys Corp..................................... 15,672  319,239
*    CoreLogic, Inc.....................................  3,973  126,540
*    Cray, Inc..........................................    235    6,930
#*   Cree, Inc..........................................  1,407   85,011
     CSG Systems International, Inc.....................  2,515   75,349
     CSP, Inc...........................................     66      538
     CTS Corp...........................................  7,318  136,773
*    CyberOptics Corp...................................  1,991   13,738
     Daktronics, Inc....................................  1,473   21,521
#*   Data I/O Corp......................................  1,500    4,635
*    Dealertrack Technologies, Inc......................    213    9,936
*    Digi International, Inc............................  5,952   61,306
*    Digital River, Inc................................. 11,477  201,766
*    Diodes, Inc........................................  6,961  159,476
*    DSP Group, Inc.....................................  5,313   47,604
#    EarthLink Holdings Corp............................ 19,938   86,531

                                     1493

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
*   EchoStar Corp. Class A.............................  5,300 $249,259
*   Edgewater Technology, Inc..........................  3,967   21,263
    Electro Rent Corp..................................  7,110  119,590
    Electro Scientific Industries, Inc.................  6,690   72,520
*   Electronics for Imaging, Inc.......................  9,550  404,633
*   eMagin Corp........................................    100      296
#*  Emcore Corp........................................  3,590   17,483
*   Emulex Corp........................................ 25,374  186,753
*   Entegris, Inc......................................  1,799   18,925
#*  Entropic Communications, Inc....................... 17,686   73,751
    EPIQ Systems, Inc..................................  7,601  109,150
*   ePlus, Inc.........................................  1,865  100,598
*   Exar Corp..........................................  9,593  105,619
*   Extreme Networks................................... 10,840   79,349
*   Fabrinet...........................................  1,700   31,399
#*  Fairchild Semiconductor International, Inc......... 23,505  299,924
*   Finisar Corp.......................................  1,875   44,456
#*  First Solar, Inc................................... 13,314  673,422
*   FormFactor, Inc.................................... 18,291  117,794
*   Frequency Electronics, Inc.........................  3,104   37,527
*   GigOptix, Inc......................................    613      944
*   GSE Systems, Inc...................................  2,922    5,113
*   GSI Group, Inc.....................................  2,330   25,141
*   GSI Technology, Inc................................  4,398   29,291
    Hackett Group, Inc. (The)..........................  8,522   50,280
*   Harmonic, Inc...................................... 26,943  176,746
*   Hutchinson Technology, Inc.........................  7,181   27,288
    IAC/InterActiveCorp................................  9,617  673,575
*   ID Systems, Inc....................................  2,201   13,316
*   Identive Group, Inc................................  6,294    6,162
*   IEC Electronics Corp...............................    490    1,935
*   Ikanos Communications, Inc.........................  9,896    9,896
*   Imation Corp.......................................  9,733   46,816
*   Ingram Micro, Inc. Class A......................... 24,100  602,982
*   Innodata, Inc......................................    290      838
*   Insight Enterprises, Inc........................... 10,115  213,426
#*  Integrated Silicon Solution, Inc...................  8,560  100,751
*   Internap Network Services Corp..................... 13,820  112,633
*   International Rectifier Corp....................... 16,153  420,140
#   Intersil Corp. Class A............................. 23,351  264,800
*   Intevac, Inc.......................................  5,464   40,543
*   IntraLinks Holdings, Inc...........................  5,167   54,667
*   IntriCon Corp......................................    700    3,129
*   iPass, Inc.........................................  1,443    2,468
*   Itron, Inc.........................................  2,617  105,674
    IXYS Corp..........................................  7,733   98,132
*   Kemet Corp.........................................  5,338   29,466
*   Key Tronic Corp....................................  2,718   28,539
#*  Kopin Corp.........................................  7,138   27,410
*   Kulicke & Soffa Industries, Inc.................... 12,945  150,680
*   KVH Industries, Inc................................  4,246   55,962
*   Lattice Semiconductor Corp......................... 31,134  179,955
    Lexmark International, Inc. Class A................ 13,503  529,183

                                     1494

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Information Technology -- (Continued)
*   LGL Group, Inc. (The)..............................    200 $    1,144
#*  Limelight Networks, Inc............................ 11,505     21,975
*   LoJack Corp........................................    676      2,677
*   LTX-Credence Corp..................................    613      5,241
*   Magnachip Semiconductor Corp.......................  4,300     67,983
#   ManTech International Corp. Class A................  4,084    118,844
    Marvell Technology Group, Ltd...................... 70,113  1,046,787
*   Measurement Specialties, Inc.......................    558     30,785
#   Mentor Graphics Corp............................... 13,686    284,669
*   Mercury Systems, Inc...............................  6,310     67,517
    Methode Electronics, Inc...........................  8,356    281,263
*   Microsemi Corp.....................................  2,363     55,389
    MKS Instruments, Inc............................... 12,591    379,367
*   ModusLink Global Solutions, Inc.................... 11,199     57,675
*   Monster Worldwide, Inc............................. 11,431     69,958
#*  MoSys, Inc.........................................  1,329      6,672
*   Multi-Fineline Electronix, Inc.....................  2,514     34,693
*   NAPCO Security Technologies, Inc...................  1,627     11,861
#*  NCI, Inc. Class A..................................    266      1,769
*   NeoPhotonics Corp..................................  1,818     13,344
#*  NETGEAR, Inc.......................................  5,300    169,123
*   Newport Corp.......................................  6,601    119,742
#*  Novatel Wireless, Inc..............................  9,975     26,633
*   Oclaro, Inc........................................  3,894     10,397
#*  OmniVision Technologies, Inc....................... 12,822    197,331
*   Oplink Communications, Inc.........................  5,262     89,086
    Optical Cable Corp.................................  1,600      6,272
*   PAR Technology Corp................................  4,662     25,221
    Park Electrochemical Corp..........................  2,600     78,442
    PC Connection, Inc.................................  6,131    125,440
    PC-Tel, Inc........................................  4,282     35,155
*   PCM, Inc...........................................  2,562     25,620
    Perceptron, Inc....................................  2,288     35,258
*   Perficient, Inc....................................  3,984     81,792
*   Performance Technologies, Inc......................  3,750     13,950
*   Pericom Semiconductor Corp.........................  6,875     56,925
*   Photronics, Inc.................................... 16,490    136,867
#*  Planar Systems, Inc................................  1,620      4,066
*   Plexus Corp........................................  5,229    204,454
*   PMC--Sierra, Inc................................... 33,280    217,984
*   Polycom, Inc....................................... 12,148    144,926
*   QLogic Corp........................................ 18,699    216,347
*   Qualstar Corp......................................  4,358      5,186
*   QuinStreet, Inc....................................  2,787     23,048
*   Qumu Corp..........................................  1,285     19,365
*   Radisys Corp.......................................  6,105     17,277
*   RealNetworks, Inc..................................  9,390     68,359
*   Reis, Inc..........................................    442      7,868
    RF Industries, Ltd.................................    681      4,508
*   RF Micro Devices, Inc..............................  3,400     18,122
    Richardson Electronics, Ltd........................  3,224     37,173
*   Rofin-Sinar Technologies, Inc......................  4,086     94,387
*   Rogers Corp........................................  3,014    182,950

                                     1495

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
*   Rosetta Stone, Inc.................................  2,793 $    30,946
#*  Rovi Corp.......................................... 17,138     363,497
*   Rudolph Technologies, Inc..........................  8,400      92,316
*   Sanmina Corp....................................... 19,093     319,235
*   ScanSource, Inc....................................  4,730     177,564
*   Seachange International, Inc.......................  8,900     106,444
*   ShoreTel, Inc......................................  4,806      37,006
*   Sigma Designs, Inc.................................  7,808      36,620
*   Smith Micro Software, Inc..........................  9,200      14,720
*   SMTC Corp..........................................  1,377       2,974
#*  Sonus Networks, Inc................................ 13,471      40,413
*   Spansion, Inc. Class A.............................  5,057      75,855
#*  Speed Commerce, Inc................................  4,987      19,948
#*  StarTek, Inc.......................................  5,100      32,487
*   SunEdison, Inc..................................... 23,816     331,281
#*  SunPower Corp......................................  1,416      45,822
*   Super Micro Computer, Inc..........................  6,433     132,262
*   Supertex, Inc......................................  2,226      59,434
*   support.com, Inc...................................  1,190       3,213
*   Sykes Enterprises, Inc.............................  8,532     178,831
*   SYNNEX Corp........................................  8,357     469,246
*   Tech Data Corp..................................... 10,139     546,695
#*  TechTarget, Inc....................................  2,025      13,628
*   TeleCommunication Systems, Inc. Class A............ 15,528      35,249
*   Telenav, Inc.......................................  3,850      25,025
#   Tessco Technologies, Inc...........................  2,100      69,909
    Tessera Technologies, Inc..........................  3,196      63,441
*   TheStreet, Inc.....................................  6,043      16,437
*   TriQuint Semiconductor, Inc........................ 38,852     322,472
*   TTM Technologies, Inc.............................. 13,304     106,565
*   Ultra Clean Holdings...............................  3,812      43,571
#   United Online, Inc.................................  3,447      41,743
*   UTStarcom Holdings Corp............................  1,649       4,436
#*  Veeco Instruments, Inc.............................  7,630     290,016
*   VeriFone Systems, Inc..............................  1,038      30,112
#*  Viasystems Group, Inc..............................  4,052      52,919
*   Vicon Industries, Inc..............................  1,400       5,740
*   Video Display Corp.................................    314       1,190
*   Virtusa Corp.......................................  4,803     164,647
#*  Vishay Intertechnology, Inc........................ 30,254     410,849
*   Vishay Precision Group, Inc........................  2,563      36,497
*   Westell Technologies, Inc. Class A.................  6,981      26,179
*   XO Group, Inc......................................  3,862      46,846
    Xyratex, Ltd.......................................    588       7,767
#*  Zygo Corp..........................................  3,426      48,067
*   Zynga, Inc. Class A................................  6,034      26,550
                                                               -----------
Total Information Technology...........................         24,310,848
                                                               -----------
Materials -- (5.9%)
    A Schulman, Inc....................................  6,700     227,599
    Allegheny Technologies, Inc........................  2,325      73,098
#*  AM Castle & Co.....................................  5,552      76,173
*   American Pacific Corp..............................    878      40,766

                                     1496

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Materials -- (Continued)
    Ashland, Inc.......................................  1,158 $107,474
    Axiall Corp........................................  4,289  171,131
    Cabot Corp.........................................  3,058  148,833
*   Century Aluminum Co................................ 21,149  246,809
    Chase Corp.........................................  1,329   42,023
*   Chemtura Corp......................................  3,746   93,950
*   Clearwater Paper Corp..............................    602   34,284
#   Cliffs Natural Resources, Inc...................... 22,141  427,764
*   Coeur Mining, Inc.................................. 10,835  109,975
    Commercial Metals Co............................... 22,697  432,605
*   Core Molding Technologies, Inc.....................  1,192   14,602
    Domtar Corp........................................  3,932  422,336
*   Ferro Corp.........................................  3,432   43,175
    Friedman Industries, Inc...........................  1,905   15,869
    FutureFuel Corp....................................  3,364   55,035
*   General Moly, Inc..................................  3,502    4,518
*   Graphic Packaging Holding Co....................... 43,447  412,747
#*  Headwaters, Inc....................................    369    4,103
#   Hecla Mining Co....................................  1,648    4,993
#*  Horsehead Holding Corp.............................  2,992   45,837
    Huntsman Corp......................................    645   14,138
#   Kaiser Aluminum Corp...............................  2,000  139,620
*   KapStone Paper and Packaging Corp.................. 12,650  353,821
    KMG Chemicals, Inc.................................    301    4,714
*   Kraton Performance Polymers, Inc...................  3,337   83,458
#*  Landec Corp........................................  7,144   76,798
*   Louisiana-Pacific Corp............................. 12,300  215,619
    Materion Corp......................................  4,579  121,664
#*  McEwen Mining, Inc................................. 15,310   39,806
    MeadWestvaco Corp.................................. 14,446  521,067
#*  Mercer International, Inc..........................  7,115   66,454
    Minerals Technologies, Inc.........................  3,878  200,415
    Myers Industries, Inc..............................  5,764  110,381
    Neenah Paper, Inc..................................    293   12,728
    Noranda Aluminum Holding Corp......................  1,889    6,158
*   Northern Technologies International Corp...........    211    3,887
#   Olin Corp.......................................... 12,649  325,206
    Olympic Steel, Inc.................................  2,514   69,613
#*  OM Group, Inc......................................  4,801  155,264
*   OMNOVA Solutions, Inc..............................  3,923   35,464
*   Penford Corp.......................................  2,600   32,188
    PH Glatfelter Co...................................  9,725  301,378
    PolyOne Corp.......................................    134    4,765
    Reliance Steel & Aluminum Co....................... 11,310  791,134
*   Resolute Forest Products, Inc......................  8,243  159,090
    Rock Tenn Co. Class A..............................  3,911  396,888
*   RTI International Metals, Inc......................  5,940  184,853
#   Schnitzer Steel Industries, Inc. Class A...........  5,896  155,772
    Sensient Technologies Corp.........................  4,489  219,602
    Steel Dynamics, Inc................................ 31,853  525,574
*   Stillwater Mining Co............................... 11,660  146,216
*   SunCoke Energy, Inc................................ 11,986  265,849
    Synalloy Corp......................................    142    2,171

                                     1497

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
Materials -- (Continued)
#*   Texas Industries, Inc..............................     294 $    22,115
     Tredegar Corp......................................   6,824     169,167
#    Tronox, Ltd. Class A...............................   4,417      96,997
#*   United States Lime & Minerals, Inc.................     301      16,420
#    United States Steel Corp...........................  21,092     550,712
#*   Universal Stainless & Alloy Products, Inc..........   1,734      55,037
     Vulcan Materials Co................................     884      54,569
#    Walter Energy, Inc.................................   1,600      18,176
     Wausau Paper Corp..................................   1,147      15,668
     Westlake Chemical Corp.............................     205      24,916
#*   Zoltek Cos., Inc...................................   6,468     108,016
                                                                 -----------
Total Materials.........................................          10,129,247
                                                                 -----------
Other -- (0.0%)
o*   Big 4 Ranch, Inc...................................     300          --
o*   Concord Camera Corp. Escrow Shares.................   2,105          --
o#*  Gerber Scientific, Inc. Escrow Shares..............   6,375          --
o*   Petrocorp, Inc. Escrow Shares......................   1,700          --
                                                                 -----------
Total Other.............................................                  --
                                                                 -----------
Real Estate Investment Trusts -- (0.0%)
     Geo Group, Inc. (The)..............................   2,299      76,971
                                                                 -----------
Telecommunication Services -- (1.1%)
#    Atlantic Tele-Network, Inc.........................      31       1,806
*    Cbeyond, Inc.......................................   6,180      44,867
#    Frontier Communications Corp....................... 112,833     530,315
*    General Communication, Inc. Class A................  10,157      98,828
#*   Hawaiian Telcom Holdco, Inc........................     204       5,537
     HickoryTech Corp...................................   2,281      32,641
     Inteliquent, Inc...................................   7,413      85,991
#*   Iridium Communications, Inc........................  12,006      76,118
#*   NII Holdings, Inc..................................   1,695       5,102
#*   ORBCOMM, Inc.......................................  13,700      94,530
*    Premiere Global Services, Inc......................   5,187      56,538
     PTGi Holding, Inc..................................   2,162       7,941
     Shenandoah Telecommunications Co...................   1,364      34,236
*    T-Mobile US, Inc...................................     823      25,159
     Telephone & Data Systems, Inc......................  13,865     374,632
     United States Cellular Corp........................   5,355     237,173
     USA Mobility, Inc..................................   5,883      83,892
*    Vonage Holdings Corp...............................   7,197      33,178
                                                                 -----------
Total Telecommunication Services........................           1,828,484
                                                                 -----------
Utilities -- (0.6%)
#    Consolidated Water Co., Ltd........................   3,650      46,939
*    Dynegy, Inc........................................   9,288     189,104
*    Genie Energy, Ltd. Class B.........................   1,745      17,450
#    Ormat Technologies, Inc............................   5,153     127,021
     SJW Corp...........................................   1,007      28,810

                                     1498

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Utilities -- (Continued)
      UGI Corp..........................................    14,418 $    625,597
                                                                   ------------
Total Utilities.........................................              1,034,921
                                                                   ------------
TOTAL COMMON STOCKS.....................................            151,409,757
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
o#*   Dynegy, Inc. Warrants 10/02/17....................       655          812
o*    LGL Group Inc (The) Warrants 08/06/18.............     1,000           71
o#*   Magnum Hunter Resources Corp. Warrants 04/15/16...     1,011           --
TOTAL RIGHTS/WARRANTS...................................                    883
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves,
         0.060%.........................................   860,727      860,727
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (11.3%)
(S)@  DFA Short Term Investment Fund.................... 1,676,745   19,399,945
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $136,738,367)^^................................           $171,671,312
                                                                   ============

                                     1499

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------- ----------- ------- ------------
 Common Stocks
    Consumer Discretionary...... $  17,654,440 $     3,224   --    $ 17,657,664
    Consumer Staples............     4,637,817          --   --       4,637,817
    Energy......................    17,269,288          --   --      17,269,288
    Financials..................    37,145,572       1,364   --      37,146,936
    Health Care.................     9,323,353      11,099   --       9,334,452
    Industrials.................    27,982,937         192   --      27,983,129
    Information Technology......    24,310,848          --   --      24,310,848
    Materials...................    10,129,247          --   --      10,129,247
    Other.......................            --          --   --              --
    Real Estate Investment
      Trusts....................        76,971          --   --          76,971
    Telecommunication Services..     1,828,484          --   --       1,828,484
    Utilities...................     1,034,921          --   --       1,034,921
 Rights/Warrants................            --         883   --             883
 Temporary Cash Investments.....       860,727          --   --         860,727
 Securities Lending Collateral..            --  19,399,945   --      19,399,945
                                 ------------- -----------   --    ------------
 TOTAL.......................... $152,254,605$  19,416,707   --    $171,671,312
                                 ============= ===========   ==    ============

                                     1500

                         VA U.S. LARGE VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- -----------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (12.3%)
#   Autoliv, Inc.......................................     129 $    11,696
    Best Buy Co., Inc..................................     244       5,744
    Carnival Corp......................................  29,167   1,143,055
    CBS Corp. Class A..................................   1,014      59,491
    Comcast Corp. Class A.............................. 139,605   7,601,492
    Comcast Corp. Special Class A......................  35,244   1,845,023
    Dillard's, Inc. Class A............................   2,669     233,004
#   DR Horton, Inc.....................................   4,478     105,144
#   GameStop Corp. Class A.............................   8,463     296,797
*   General Motors Co..................................  54,630   1,971,050
    Graham Holdings Co. Class B........................     493     308,648
*   Hyatt Hotels Corp. Class A.........................     971      46,404
#   Kohl's Corp........................................   7,764     393,091
    Lear Corp..........................................   4,168     301,472
*   Liberty Interactive Corp. Class A..................  38,618   1,031,487
*   Liberty Media Corp. Class A........................   2,140     281,603
*   Liberty Ventures Series A..........................   1,712     198,592
*   MGM Resorts International..........................  39,570     963,925
*   Mohawk Industries, Inc.............................   2,918     414,881
*   News Corp. Class A.................................   4,308      68,756
#*  News Corp. Class B.................................   1,165      18,186
    PVH Corp...........................................     971     117,365
    Royal Caribbean Cruises, Ltd.......................  15,066     747,274
#*  Sears Holdings Corp................................   5,966     216,983
    Service Corp. International/US.....................   3,280      58,056
#   Staples, Inc.......................................  24,277     319,485
    Time Warner Cable, Inc.............................  25,682   3,422,640
    Time Warner, Inc...................................  71,600   4,498,628
*   Toll Brothers, Inc.................................   3,219     118,298
    Wendy's Co. (The)..................................  16,731     151,750
                                                                -----------
Total Consumer Discretionary...........................          26,950,020
                                                                -----------
Consumer Staples -- (7.1%)
    Archer-Daniels-Midland Co..........................  45,882   1,811,421
    Bunge, Ltd.........................................   9,326     706,538
    CVS Caremark Corp..................................  95,713   6,481,684
    JM Smucker Co. (The)...............................   8,276     797,724
    Molson Coors Brewing Co. Class B...................  12,839     675,845
    Mondelez International, Inc. Class A............... 126,984   4,158,726
#   Tyson Foods, Inc. Class A..........................  22,360     836,264
                                                                -----------
Total Consumer Staples.................................          15,468,202
                                                                -----------
Energy -- (20.3%)
    Anadarko Petroleum Corp............................  36,543   2,948,655
    Apache Corp........................................  26,682   2,141,497
    Baker Hughes, Inc..................................  27,445   1,554,485
#   Chesapeake Energy Corp.............................  45,371   1,220,934
    Chevron Corp.......................................  64,675   7,219,670
    Cimarex Energy Co..................................   1,703     166,860
    ConocoPhillips.....................................  95,487   6,201,881
#*  Denbury Resources, Inc.............................  25,234     405,510

                                     1501

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Energy -- (Continued)
    Devon Energy Corp..................................  24,476 $ 1,449,469
    Exxon Mobil Corp...................................  11,114   1,024,266
    Helmerich & Payne, Inc.............................   8,243     725,714
    Hess Corp..........................................  24,374   1,839,993
    HollyFrontier Corp.................................   4,754     220,110
    Marathon Oil Corp..................................  51,214   1,679,307
    Marathon Petroleum Corp............................  23,311   2,029,223
    Murphy Oil Corp....................................  12,268     694,492
#   Nabors Industries, Ltd.............................  23,648     403,908
    National Oilwell Varco, Inc........................  28,443   2,133,509
*   Newfield Exploration Co............................   1,915      47,435
    Noble Corp. P.L.C..................................  12,851     398,767
    Occidental Petroleum Corp..........................  22,430   1,964,195
    Patterson-UTI Energy, Inc..........................  11,657     299,468
    Peabody Energy Corp................................   3,849      65,625
    Phillips 66........................................  41,103   3,004,218
    QEP Resources, Inc.................................   8,316     256,881
*   Rowan Cos. P.L.C. Class A..........................  10,039     314,923
    Superior Energy Services, Inc......................   5,259     124,323
    Tesoro Corp........................................   8,670     446,678
#   Transocean, Ltd....................................  18,610     805,441
    Valero Energy Corp.................................  39,957   2,041,803
*   Weatherford International, Ltd.....................  26,999     365,566
*   Whiting Petroleum Corp.............................   3,824     223,245
#*  WPX Energy, Inc....................................   1,693      32,252
                                                                -----------
Total Energy...........................................          44,450,303
                                                                -----------
Financials -- (23.3%)
*   Alleghany Corp.....................................     178      66,275
    Allied World Assurance Co. Holdings AG.............   2,463     253,492
#*  American Capital, Ltd..............................  18,064     281,979
    American Financial Group, Inc......................   6,402     351,598
    American International Group, Inc.................. 112,985   5,418,761
    American National Insurance Co.....................     871      90,584
    Assurant, Inc......................................   5,877     384,062
    Assured Guaranty, Ltd..............................   3,170      67,046
    Axis Capital Holdings, Ltd.........................   8,009     360,565
    Bank of America Corp............................... 496,290   8,312,857
    Bank of New York Mellon Corp. (The)................  53,430   1,707,623
    Capital One Financial Corp.........................  28,857   2,037,593
    Citigroup, Inc..................................... 149,174   7,075,323
#   CME Group, Inc.....................................  23,396   1,749,085
    CNA Financial Corp.................................   6,933     272,328
*   E*TRADE Financial Corp.............................   3,394      67,948
    Everest Re Group, Ltd..............................   2,218     321,078
    First Niagara Financial Group, Inc.................   8,097      69,958
*   Genworth Financial, Inc. Class A...................  39,942     589,144
    Hartford Financial Services Group, Inc.............  31,104   1,034,208
    JPMorgan Chase & Co................................  80,590   4,461,462
#   Legg Mason, Inc....................................   9,200     389,620
    Leucadia National Corp.............................   1,845      50,424
    Lincoln National Corp..............................  21,377   1,026,737
#   Loews Corp.........................................  27,718   1,235,946

                                     1502

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Financials -- (Continued)
    MetLife, Inc.......................................  67,576 $ 3,314,603
    Morgan Stanley..................................... 115,104   3,396,719
    NASDAQ OMX Group, Inc. (The).......................  12,952     494,119
    PartnerRe, Ltd.....................................   3,863     379,231
#   People's United Financial, Inc.....................   7,468     106,120
    PNC Financial Services Group, Inc. (The)...........   2,166     173,020
    Protective Life Corp...............................   1,161      56,901
    Prudential Financial, Inc..........................   8,742     737,737
    Regions Financial Corp.............................  95,676     973,025
    Reinsurance Group of America, Inc..................   5,596     417,853
    SunTrust Banks, Inc................................  38,070   1,409,351
    Unum Group.........................................  18,980     611,156
    Validus Holdings, Ltd..............................   3,689     132,509
    Wells Fargo & Co...................................   4,002     181,451
    XL Group P.L.C.....................................  21,170     608,426
#   Zions BanCorp......................................  12,934     371,852
                                                                -----------
Total Financials.......................................          51,039,769
                                                                -----------
Health Care -- (8.9%)
    Aetna, Inc.........................................  29,702   2,029,538
*   Bio-Rad Laboratories, Inc. Class A.................     250      31,780
*   Boston Scientific Corp............................. 105,902   1,432,854
*   CareFusion Corp....................................  16,484     672,053
*   Community Health Systems, Inc......................   1,999      82,779
*   Express Scripts Holding Co.........................  47,317   3,534,107
*   Forest Laboratories, Inc...........................   7,849     520,389
*   Hologic, Inc.......................................  20,932     447,107
    Humana, Inc........................................  11,026   1,072,830
    Omnicare, Inc......................................   8,170     510,298
    Pfizer, Inc........................................ 117,412   3,569,325
    Teleflex, Inc......................................   1,338     125,290
    Thermo Fisher Scientific, Inc......................  28,431   3,273,545
    UnitedHealth Group, Inc............................   2,019     145,933
    WellPoint, Inc.....................................  25,035   2,153,010
                                                                -----------
Total Health Care......................................          19,600,838
                                                                -----------
Industrials -- (8.5%)
#   ADT Corp. (The)....................................   9,036     271,441
    AGCO Corp..........................................   5,687     303,288
#*  Avis Budget Group, Inc.............................   1,163      43,857
#*  CNH Industrial NV..................................     382       4,026
    CSX Corp...........................................  81,927   2,204,656
    Eaton Corp. P.L.C..................................  31,678   2,315,345
    FedEx Corp.........................................  10,397   1,386,128
    General Electric Co................................  24,954     627,094
*   Genesee & Wyoming, Inc. Class A....................   1,120     101,181
*   Hertz Global Holdings, Inc.........................  14,714     382,858
#*  Jacobs Engineering Group, Inc......................   2,328     141,333
    KBR, Inc...........................................   6,170     193,121
#   Kennametal, Inc....................................   2,092      90,667
#   L-3 Communications Holdings, Inc...................   6,492     721,066
    Manpowergroup, Inc.................................   1,634     127,289

                                     1503

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Industrials -- (Continued)
    Norfolk Southern Corp..............................  23,455 $ 2,171,698
    Northrop Grumman Corp..............................  14,791   1,709,100
    Oshkosh Corp.......................................   2,278     123,331
#*  Owens Corning......................................   7,765     296,235
    Pentair, Ltd.......................................   6,882     511,539
*   Quanta Services, Inc...............................  12,579     392,087
#   Regal-Beloit Corp..................................     270      20,004
    Republic Services, Inc.............................  23,807     762,538
    Ryder System, Inc..................................   1,316      93,686
    Southwest Airlines Co..............................  56,310   1,179,695
#*  Spirit Aerosystems Holdings, Inc. Class A..........   6,439     218,346
    SPX Corp...........................................   2,016     200,733
    Stanley Black & Decker, Inc........................   9,927     768,350
#   Terex Corp.........................................   1,518      62,238
    Trinity Industries, Inc............................   3,124     181,911
    Triumph Group, Inc.................................   1,924     131,640
    Union Pacific Corp.................................   1,662     289,587
#*  United Rentals, Inc................................   2,568     207,854
    URS Corp...........................................   5,299     266,010
#*  WESCO International, Inc...........................   1,377     114,236
                                                                -----------
Total Industrials......................................          18,614,168
                                                                -----------
Information Technology -- (7.1%)
    Activision Blizzard, Inc...........................  38,274     655,634
    Amdocs, Ltd........................................   4,450     192,507
*   Arrow Electronics, Inc.............................   7,934     407,649
    Avnet, Inc.........................................  10,809     443,926
*   Brocade Communications Systems, Inc................  14,480     135,243
    Corning, Inc.......................................  82,181   1,414,335
*   EchoStar Corp. Class A.............................   2,361     111,038
    Fidelity National Information Services, Inc........  19,960   1,011,972
#*  First Solar, Inc...................................   4,386     221,844
    Hewlett-Packard Co................................. 134,639   3,904,531
*   Ingram Micro, Inc. Class A.........................  11,931     298,514
    Intel Corp.........................................  10,094     247,707
    Jabil Circuit, Inc.................................   7,081     127,245
*   Juniper Networks, Inc..............................  13,624     362,535
*   Lam Research Corp..................................   4,689     237,310
#   Leidos Holdings, Inc...............................   1,144      51,869
    Marvell Technology Group, Ltd......................   8,368     124,934
*   Micron Technology, Inc.............................  66,760   1,538,150
    NVIDIA Corp........................................   9,264     145,445
#*  Teradyne, Inc......................................  16,873     317,381
    Western Digital Corp...............................   3,344     288,152
    Xerox Corp.........................................  83,434     905,259
*   Yahoo!, Inc........................................  65,330   2,353,187
*   Zynga, Inc. Class A................................   5,736      25,238
                                                                -----------
Total Information Technology...........................          15,521,605
                                                                -----------
Materials -- (3.6%)
#   Alcoa, Inc.........................................  86,347     993,854
#   Allegheny Technologies, Inc........................   1,836      57,724

                                     1504

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Materials -- (Continued)
      Ashland, Inc.......................................   6,253 $    580,341
#     Cliffs Natural Resources, Inc......................   6,397      123,590
      Freeport-McMoRan Copper & Gold, Inc................  60,591    1,963,754
      International Paper Co.............................  23,394    1,116,830
      MeadWestvaco Corp..................................  13,118      473,166
      Mosaic Co. (The)...................................   4,887      218,253
      Newmont Mining Corp................................   5,866      126,706
      Nucor Corp.........................................   9,457      457,246
      Reliance Steel & Aluminum Co.......................   6,250      437,187
      Rock Tenn Co. Class A..............................   2,943      298,656
      Sealed Air Corp....................................   2,120       66,123
      Steel Dynamics, Inc................................  16,928      279,312
#     United States Steel Corp...........................   6,332      165,329
      Vulcan Materials Co................................  10,250      632,732
                                                                  ------------
Total Materials..........................................            7,990,803
                                                                  ------------
Real Estate Investment Trusts -- (0.1%)
#     Gaming and Leisure Properties, Inc.................   5,102      177,039
                                                                  ------------
Telecommunication Services -- (3.8%)
      AT&T, Inc.......................................... 204,223    6,804,710
#     CenturyLink, Inc...................................  38,023    1,097,344
#     Frontier Communications Corp.......................  33,885      159,260
#*    Sprint Corp........................................  13,022      107,692
      Telephone & Data Systems, Inc......................   1,471       39,746
      United States Cellular Corp........................   3,600      159,444
#     Windstream Holdings, Inc...........................   4,737       35,433
                                                                  ------------
Total Telecommunication Services.........................            8,403,629
                                                                  ------------
Utilities -- (0.4%)
#     NRG Energy, Inc....................................  25,467      709,256
#     UGI Corp...........................................   1,713       74,327
                                                                  ------------
Total Utilities..........................................              783,583
                                                                  ------------
TOTAL COMMON STOCKS......................................          208,999,959
                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves,
         0.060%.......................................... 388,820      388,820
                                                                  ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          -------
SECURITIES LENDING COLLATERAL -- (4.4%)
(S)@  DFA Short Term Investment Fund..................... 843,581    9,760,229
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $162,811,723)^^.................................         $219,149,008
                                                                  ============

                                     1505

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 26,950,020         --   --    $ 26,950,020
   Consumer Staples...............   15,468,202         --   --      15,468,202
   Energy.........................   44,450,303         --   --      44,450,303
   Financials.....................   51,039,769         --   --      51,039,769
   Health Care....................   19,600,838         --   --      19,600,838
   Industrials....................   18,614,168         --   --      18,614,168
   Information Technology.........   15,521,605         --   --      15,521,605
   Materials......................    7,990,803         --   --       7,990,803
   Real Estate Investment Trusts..      177,039         --   --         177,039
   Telecommunication Services.....    8,403,629         --   --       8,403,629
   Utilities......................      783,583         --   --         783,583
Temporary Cash Investments........      388,820         --   --         388,820
Securities Lending Collateral.....           -- $9,760,229   --       9,760,229
                                   ------------ ----------   --    ------------
TOTAL............................. $209,388,779 $9,760,229   --    $219,149,008
                                   ============ ==========   ==    ============

                                     1506

                       VA INTERNATIONAL VALUE PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (94.9%)
AUSTRALIA -- (4.8%)
    Adelaide Brighton, Ltd............................. 14,693 $   48,624
*   Alumina, Ltd....................................... 82,818     91,851
    Asciano, Ltd....................................... 54,733    268,622
    Bank of Queensland, Ltd............................ 10,876    108,461
    Beach Energy, Ltd..................................  4,690      5,843
    Bendigo and Adelaide Bank, Ltd..................... 12,306    124,887
*   BlueScope Steel, Ltd............................... 19,752     93,309
#   Boral, Ltd......................................... 32,205    133,755
    Caltex Australia, Ltd..............................  4,636     78,498
    Echo Entertainment Group, Ltd...................... 17,525     36,215
#   Harvey Norman Holdings, Ltd........................ 33,784     88,496
    Incitec Pivot, Ltd................................. 57,564    143,793
#   Leighton Holdings, Ltd.............................  1,909     27,436
    Lend Lease Group................................... 13,961    128,604
    Macquarie Group, Ltd............................... 11,053    521,410
#   Metcash, Ltd....................................... 16,815     44,373
    New Hope Corp., Ltd................................  2,727      8,349
    Newcrest Mining, Ltd............................... 30,904    254,902
    Origin Energy, Ltd................................. 48,731    595,528
    Primary Health Care, Ltd........................... 19,378     84,176
#*  Qantas Airways, Ltd................................ 32,996     31,595
    QBE Insurance Group, Ltd...........................  9,695     97,394
    Rio Tinto, Ltd.....................................  6,041    343,262
    Santos, Ltd........................................ 54,110    632,210
    Seven Group Holdings, Ltd..........................  9,893     67,195
    Seven West Media, Ltd..............................  4,165      7,976
#*  Sims Metal Management, Ltd.........................  3,933     35,707
    Sonic Healthcare, Ltd..............................  5,515     79,604
    Suncorp Group, Ltd................................. 50,266    534,343
    Sydney Airport..................................... 11,711     40,389
    Tabcorp Holdings, Ltd.............................. 30,020     90,693
    Tatts Group, Ltd................................... 42,566    111,272
#   Toll Holdings, Ltd................................. 31,478    153,728
    Treasury Wine Estates, Ltd......................... 22,039     70,497
#   Washington H Soul Pattinson & Co., Ltd.............    924     12,216
    Wesfarmers, Ltd.................................... 46,647  1,711,569
    Woodside Petroleum, Ltd............................  6,815    222,883
    WorleyParsons, Ltd.................................    733     10,558
                                                               ----------
TOTAL AUSTRALIA........................................         7,140,223
                                                               ----------
AUSTRIA -- (0.2%)
    Erste Group Bank AG................................  7,366    267,258
    Raiffeisen Bank International AG...................  2,147     82,325
                                                               ----------
TOTAL AUSTRIA..........................................           349,583
                                                               ----------
BELGIUM -- (1.4%)
    Ageas..............................................  8,093    347,276
    Belgacom SA........................................  4,459    127,288
    Delhaize Group SA..................................  4,481    287,807
    KBC Groep NV.......................................  9,090    536,130
    Solvay SA..........................................  2,858    399,039

                                     1507

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
BELGIUM -- (Continued)
    UCB SA.............................................  5,259 $  371,862
                                                               ----------
TOTAL BELGIUM..........................................         2,069,402
                                                               ----------
CANADA -- (8.5%)
    Agnico Eagle Mines, Ltd............................  2,711     84,258
    Agrium, Inc........................................  2,547    221,844
    Bank of Montreal...................................  1,896    115,808
    Barrick Gold Corp.................................. 37,773    728,263
#   Bell Aliant, Inc...................................    605     13,955
*   BlackBerry, Ltd.(09228F103)........................  8,930     84,388
#*  BlackBerry, Ltd.(BCBHZ31)..........................  4,071     38,563
#   Bonavista Energy Corp..............................  3,588     47,292
    Cameco Corp........................................ 10,896    231,213
    Canadian Natural Resources, Ltd.(136385101)........ 36,966  1,210,636
    Canadian Natural Resources, Ltd.(2171573)..........  2,781     91,189
#   Canadian Tire Corp., Ltd. Class A..................  3,100    264,617
#   Crescent Point Energy Corp......................... 11,518    398,360
    Eldorado Gold Corp................................. 18,295    115,807
    Empire Co., Ltd....................................  1,200     76,595
#   Enerplus Corp......................................  5,516     99,845
    Ensign Energy Services, Inc........................  3,653     53,955
    Fairfax Financial Holdings, Ltd....................    700    269,378
    First Quantum Minerals, Ltd........................ 12,163    217,650
#   Genworth MI Canada, Inc............................  1,085     32,450
#   George Weston, Ltd.................................    485     33,779
    Goldcorp, Inc.(380956409).......................... 27,477    683,903
    Goldcorp, Inc.(2676302)............................  4,600    114,778
#   Husky Energy, Inc.................................. 12,910    383,562
    IAMGOLD Corp.......................................  6,674     24,360
    Industrial Alliance Insurance & Financial
      Services, Inc....................................  2,300     91,546
    Kinross Gold Corp.................................. 31,183    143,071
#*  Lundin Mining Corp................................. 17,290     75,603
    Magna International, Inc...........................  8,230    699,042
    Manulife Financial Corp.(56501R106)................  3,000     55,290
    Manulife Financial Corp.(2492519).................. 41,820    771,628
*   MEG Energy Corp....................................  3,498     96,955
    Pacific Rubiales Energy Corp.......................  7,197    109,401
    Pan American Silver Corp.(697900108)...............  3,470     43,722
    Pan American Silver Corp.(2669272).................  1,700     21,400
#   Pengrowth Energy Corp.............................. 11,859     76,664
#   Penn West Petroleum, Ltd........................... 13,997    104,687
    Precision Drilling Corp............................  8,434     75,499
#   Sun Life Financial, Inc............................ 20,608    679,625
    Suncor Energy, Inc.(867224107).....................  8,230    270,191
    Suncor Energy, Inc.(B3NB1P2)....................... 51,054  1,677,276
    Talisman Energy, Inc.(87425E103)................... 25,587    275,060
    Talisman Energy, Inc.(2068299)..................... 13,939    150,059
    Teck Resources, Ltd. Class B(878742204)............  3,149     75,639
    Teck Resources, Ltd. Class B(2879327).............. 17,290    416,047
#   Thomson Reuters Corp............................... 17,778    641,365
    TransAlta Corp.....................................  7,800    102,669
#   Trican Well Service, Ltd...........................  3,300     37,778
#*  Turquoise Hill Resources, Ltd......................  3,220     11,275

                                     1508

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
    West Fraser Timber Co., Ltd........................    664 $    34,096
    Yamana Gold, Inc................................... 27,400     256,594
                                                               -----------
TOTAL CANADA...........................................         12,628,630
                                                               -----------
DENMARK -- (1.7%)
    AP Moeller - Maersk A.S. Class A...................     26     278,311
    AP Moeller - Maersk A.S. Class B...................     57     636,903
    Carlsberg A.S. Class B.............................  4,898     478,245
*   Danske Bank A.S.................................... 24,724     559,191
#   FLSmidth & Co. A.S.................................  1,010      53,919
    H Lundbeck A.S.....................................  1,633      40,494
    Rockwool International A.S. Class B................    152      27,559
    TDC A.S............................................ 29,145     274,194
*   Vestas Wind Systems A.S............................  3,016      99,819
                                                               -----------
TOTAL DENMARK..........................................          2,448,635
                                                               -----------
FINLAND -- (1.0%)
    Fortum Oyj......................................... 15,494     332,972
#   Kesko Oyj Class B..................................  2,106      77,612
#   Neste Oil Oyj......................................  2,910      51,945
*   Nokia Oyj.......................................... 59,004     408,356
    Pohjola Bank P.L.C. Class A........................    926      18,135
    Stora Enso Oyj Class R............................. 29,113     271,720
    UPM-Kymmene Oyj.................................... 25,565     391,570
                                                               -----------
TOTAL FINLAND..........................................          1,552,310
                                                               -----------
FRANCE -- (10.1%)
*   Alcatel-Lucent..................................... 38,117     152,455
    AXA SA............................................. 56,627   1,485,380
    BNP Paribas SA..................................... 34,574   2,669,289
*   Bollore SA(BDGTH22)................................      1         517
    Bollore SA(4572709)................................    269     144,997
    Bouygues SA........................................  8,431     322,249
    Cap Gemini SA......................................  3,195     217,336
    Casino Guichard Perrachon SA.......................  2,584     266,333
*   CGG SA.............................................  1,499      22,267
*   CGG SA Sponsored ADR...............................  3,650      53,983
    Cie de St-Gobain................................... 19,618   1,028,817
    Cie Generale des Etablissements Michelin...........  1,605     168,830
    CNP Assurances.....................................  6,510     127,373
*   Credit Agricole SA................................. 48,568     651,696
    Eiffage SA.........................................    369      21,423
    Electricite de France SA...........................  7,006     237,829
    GDF Suez........................................... 56,467   1,246,423
    Lafarge SA.........................................  9,061     649,472
    Lagardere SCA......................................  3,821     134,881
    Natixis............................................ 40,470     237,403
    Orange SA.......................................... 68,037     842,246
#*  Peugeot SA.........................................  6,327      97,091
    Renault SA......................................... 10,859     943,310
    Rexel SA...........................................  6,558     168,410
    SCOR SE............................................  1,398      45,290

                                     1509

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
FRANCE -- (Continued)
    Societe Generale SA................................  21,148 $ 1,194,858
    STMicroelectronics NV..............................  28,793     236,336
    Vallourec SA.......................................   4,445     221,919
    Vicat..............................................      80       5,598
    Vivendi SA.........................................  53,030   1,423,556
                                                                -----------
TOTAL FRANCE...........................................          15,017,567
                                                                -----------
GERMANY -- (7.9%)
    Allianz SE.........................................   7,402   1,230,511
    Allianz SE ADR.....................................  42,793     712,931
    Bayerische Motoren Werke AG........................   9,134     991,526
*   Commerzbank AG.....................................  21,161     358,212
    Daimler AG.........................................  33,999   2,839,794
    Deutsche Bank AG...................................  24,639   1,185,984
*   Deutsche Lufthansa AG..............................   8,567     203,501
    Deutsche Telekom AG Sponsored ADR..................  29,305     473,862
    E.ON SE............................................  59,606   1,078,847
    Fraport AG Frankfurt Airport Services Worldwide....     408      30,107
    Hannover Rueck SE..................................     190      15,073
    HeidelbergCement AG................................   5,216     387,128
    Hochtief AG........................................     836      66,546
    Metro AG...........................................   1,866      76,717
    Muenchener Rueckversicherungs AG...................   5,893   1,214,431
    RWE AG.............................................  19,031     702,214
    Volkswagen AG......................................   1,078     261,044
                                                                -----------
TOTAL GERMANY..........................................          11,828,428
                                                                -----------
GREECE -- (0.0%)
    Hellenic Petroleum SA..............................   2,479      24,046
*   National Bank of Greece SA.........................       1           4
                                                                -----------
TOTAL GREECE...........................................              24,050
                                                                -----------
HONG KONG -- (2.2%)
    Cathay Pacific Airways, Ltd........................  50,000     104,020
    Cheung Kong Holdings, Ltd..........................  29,000     431,302
    Hang Lung Group, Ltd...............................  10,000      45,547
    Henderson Land Development Co., Ltd................  40,675     219,850
    Hongkong & Shanghai Hotels (The)...................  19,052      26,063
    Hopewell Holdings, Ltd.............................  19,000      65,587
    Hutchison Whampoa, Ltd.............................  78,000     966,447
*   Kerry Logistics Network, Ltd.......................   7,750      13,077
    Kerry Properties, Ltd..............................  16,500      52,920
    New World Development Co., Ltd..................... 176,058     220,174
    NWS Holdings, Ltd..................................   6,000       8,685
    Orient Overseas International, Ltd.................   6,500      27,074
    Shangri-La Asia, Ltd...............................  12,000      19,816
    Sino Land Co., Ltd.................................  38,000      50,536
    Sun Hung Kai Properties, Ltd.......................  35,000     427,445
    Swire Pacific, Ltd. Class A........................  12,000     129,457
    Swire Pacific, Ltd. Class B........................   7,500      15,603
    Wharf Holdings, Ltd................................  30,635     208,545

                                     1510

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Wheelock & Co., Ltd................................  52,000 $  210,901
                                                                ----------
TOTAL HONG KONG........................................          3,243,049
                                                                ----------
IRELAND -- (0.2%)
*   Bank of Ireland.................................... 168,039     66,520
#*  Bank of Ireland Sponsored ADR......................   5,075     86,224
    CRH P.L.C. Sponsored ADR...........................   4,156    107,640
                                                                ----------
TOTAL IRELAND..........................................            260,384
                                                                ----------
ISRAEL -- (0.4%)
    Bank Hapoalim BM...................................  74,220    385,404
*   Bank Leumi Le-Israel BM............................  49,152    186,710
*   Israel Discount Bank, Ltd. Class A.................  34,311     58,841
    Mizrahi Tefahot Bank, Ltd..........................     782      9,524
                                                                ----------
TOTAL ISRAEL...........................................            640,479
                                                                ----------
ITALY -- (1.5%)
#*  Banca Monte dei Paschi di Siena SpA................ 227,814     51,636
#*  Finmeccanica SpA...................................   4,820     42,236
    Intesa Sanpaolo SpA................................ 175,921    474,135
    Telecom Italia SpA................................. 221,633    246,126
    Telecom Italia SpA Sponsored ADR...................  24,800    274,536
    UniCredit SpA...................................... 132,894    994,726
    Unione di Banche Italiane SCPA.....................  17,460    126,997
                                                                ----------
TOTAL ITALY............................................          2,210,392
                                                                ----------
JAPAN -- (19.6%)
    77 Bank, Ltd. (The)................................   9,000     41,146
    Aeon Co., Ltd......................................  27,400    341,651
    Aisin Seiki Co., Ltd...............................   7,500    276,153
    Alfresa Holdings Corp..............................   1,400     79,547
#   Amada Co., Ltd.....................................  17,000    137,544
    Aoyama Trading Co., Ltd............................   1,900     48,748
#   Asahi Glass Co., Ltd...............................  50,000    282,853
    Asahi Kasei Corp...................................  50,000    378,349
    Azbil Corp.........................................   2,200     52,026
    Bank of Kyoto, Ltd. (The)..........................   9,000     71,690
    Bank of Yokohama, Ltd. (The).......................  35,000    175,934
#   Brother Industries, Ltd............................   9,400    118,195
    Canon Marketing Japan, Inc.........................   2,000     25,595
    Chiba Bank, Ltd. (The).............................  25,000    158,203
    Chugoku Bank, Ltd. (The)...........................   5,400     66,470
    Citizen Holdings Co., Ltd..........................  13,400    104,352
    Coca-Cola West Co., Ltd............................   2,800     54,868
    COMSYS Holdings Corp...............................   2,400     34,810
*   Cosmo Oil Co., Ltd.................................  34,000     63,406
#   Dai Nippon Printing Co., Ltd.......................  24,000    236,905
    Dai-ichi Life Insurance Co., Ltd. (The)............   7,700    115,540
    Daicel Corp........................................  12,000     96,226
    Daido Steel Co., Ltd...............................  15,000     74,585
    Denki Kagaku Kogyo KK..............................  16,000     61,362
    Fuji Media Holdings, Inc...........................   1,800     33,654

                                     1511

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.............................  20,900 $609,066
*   Fujitsu, Ltd.......................................  42,000  234,784
    Fukuoka Financial Group, Inc.......................  25,000  104,166
#   Fukuyama Transporting Co., Ltd.....................   8,000   43,271
    Furukawa Electric Co., Ltd.........................  19,000   46,489
    Glory, Ltd.........................................   1,200   29,742
    Gunma Bank, Ltd. (The).............................  12,000   63,504
    H2O Retailing Corp.................................   6,000   49,087
    Hachijuni Bank, Ltd. (The).........................  17,000   93,872
    Hankyu Hanshin Holdings, Inc.......................  30,000  151,809
    Hiroshima Bank, Ltd. (The).........................  12,000   48,462
    Hitachi Capital Corp...............................   1,100   27,381
    Hitachi Chemical Co., Ltd..........................   4,600   65,959
#   Hitachi Construction Machinery Co., Ltd............   3,800   72,590
    Hitachi High-Technologies Corp.....................   1,500   34,348
    Hitachi Transport System, Ltd......................     900   14,295
    Hokkoku Bank, Ltd. (The)...........................   2,000    6,650
    Hokuhoku Financial Group, Inc......................  26,000   49,264
    House Foods Group, Inc.............................   1,600   23,955
    Ibiden Co., Ltd....................................   3,500   64,149
    Idemitsu Kosan Co., Ltd............................   3,200   70,997
    Inpex Corp.........................................  29,600  350,723
#   Isetan Mitsukoshi Holdings, Ltd....................  11,700  148,008
    ITOCHU Corp........................................  62,400  762,358
    Iyo Bank, Ltd. (The)...............................   8,000   74,786
    J Front Retailing Co., Ltd.........................  22,000  146,648
    JFE Holdings, Inc..................................  20,700  428,956
    Joyo Bank, Ltd. (The)..............................  14,000   66,268
#   JTEKT Corp.........................................   7,500  110,424
    JX Holdings, Inc...................................  93,427  450,382
    K's Holdings Corp..................................     700   18,629
    Kagoshima Bank, Ltd. (The).........................   5,000   29,936
    Kajima Corp........................................  36,000  132,622
    Kamigumi Co., Ltd..................................   8,000   71,653
    Kaneka Corp........................................   8,000   49,477
    Kawasaki Kisen Kaisha, Ltd.........................  26,000   60,606
    Keiyo Bank, Ltd. (The).............................   4,000   17,336
    Kewpie Corp........................................   2,600   37,015
    Kinden Corp........................................   2,000   19,505
*   Kobe Steel, Ltd.................................... 109,000  180,562
    Konica Minolta, Inc................................  22,000  232,257
    Kuraray Co., Ltd...................................  14,300  160,317
    Kurita Water Industries, Ltd.......................   1,700   36,225
    Kyocera Corp.......................................  13,400  599,245
    Kyowa Hakko Kirin Co., Ltd.........................   8,000   81,051
    LIXIL Group Corp...................................     800   20,611
    Marubeni Corp......................................  71,000  495,313
#   Marui Group Co., Ltd...............................   6,000   56,206
    Matsumotokiyoshi Holdings Co., Ltd.................   1,400   49,827
    Medipal Holdings Corp..............................   4,200   61,331
    MEIJI Holdings Co., Ltd............................   2,302  143,655
    Mitsubishi Chemical Holdings Corp..................  65,300  277,578
    Mitsubishi Corp....................................  49,800  915,629

                                     1512

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
JAPAN -- (Continued)
    Mitsubishi Gas Chemical Co., Inc...................  13,000 $   91,304
#   Mitsubishi Logistics Corp..........................   6,000     83,847
    Mitsubishi Materials Corp..........................  48,000    161,139
    Mitsubishi Tanabe Pharma Corp......................   7,800    114,526
    Mitsubishi UFJ Financial Group, Inc................ 459,000  2,759,405
    Mitsui & Co., Ltd..................................  72,300    968,191
#   Mitsui Chemicals, Inc..............................  29,000     69,226
    Mitsui Mining & Smelting Co., Ltd..................  21,000     55,921
    Mitsui OSK Lines, Ltd..............................  38,000    155,761
    Mizuho Financial Group, Inc........................ 516,200  1,093,993
    MS&AD Insurance Group Holdings.....................  14,650    339,429
    Nagase & Co., Ltd..................................   2,000     23,437
    Nanto Bank, Ltd. (The).............................   3,000     10,535
    NEC Corp........................................... 149,000    430,586
    Nippo Corp.........................................   2,000     31,147
    Nippon Electric Glass Co., Ltd.....................  16,000     72,050
    Nippon Express Co., Ltd............................  27,000    126,821
    Nippon Meat Packers, Inc...........................   5,000     85,142
#   Nippon Paper Industries Co., Ltd...................   4,100     73,795
#   Nippon Shokubai Co., Ltd...........................   3,000     31,497
    Nippon Steel & Sumitomo Metal Corp................. 322,185    977,261
    Nippon Television Holdings, Inc....................   1,900     32,531
#   Nippon Yusen KK....................................  62,000    191,864
    Nishi-Nippon City Bank, Ltd. (The).................  18,000     45,379
    Nissan Motor Co., Ltd..............................  77,800    667,392
#   Nisshin Seifun Group, Inc..........................   6,600     65,595
    Nisshin Steel Holdings Co., Ltd....................   2,300     24,403
    Nisshinbo Holdings, Inc............................   3,000     26,096
    NKSJ Holdings, Inc.................................   8,000    208,203
#   NOK Corp...........................................   2,800     45,109
*   NTN Corp...........................................  19,000     81,354
    NTT DOCOMO, Inc....................................  58,700    939,834
    Obayashi Corp......................................  26,000    153,497
    Oji Holdings Corp..................................  40,000    188,487
    Onward Holdings Co., Ltd...........................   2,000     14,436
    Otsuka Holdings Co., Ltd...........................   2,800     85,673
    Rengo Co., Ltd.....................................   6,000     31,568
    Resona Holdings, Inc...............................  36,100    190,286
    Ricoh Co., Ltd.....................................  34,000    357,282
    Rohm Co., Ltd......................................   3,300    164,454
    Sankyo Co., Ltd....................................   1,800     85,145
    SBI Holdings, Inc..................................   3,680     50,386
    Seino Holdings Co., Ltd............................   5,000     47,211
    Sekisui Chemical Co., Ltd..........................   7,000     80,680
    Sekisui House, Ltd.................................  21,000    289,640
    Shiga Bank, Ltd. (The).............................   4,000     19,536
    Shimizu Corp.......................................  20,000    107,808
    Shinsei Bank, Ltd..................................   5,000     10,108
    Shizuoka Bank, Ltd. (The)..........................   9,000     89,389
#   Showa Denko KK.....................................  49,000     66,486
#   Showa Shell Sekiyu KK..............................   5,500     52,341
    SKY Perfect JSAT Holdings, Inc.....................   2,300     11,842
    Sohgo Security Services Co., Ltd...................   2,000     37,433

                                     1513

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
JAPAN -- (Continued)
    Sojitz Corp........................................  34,370 $    58,921
#   Sony Corp..........................................  12,400     194,271
    Sony Corp. Sponsored ADR...........................  29,100     458,325
    Sumitomo Bakelite Co., Ltd.........................   2,000       7,457
    Sumitomo Chemical Co., Ltd.........................  71,000     287,637
    Sumitomo Corp......................................  49,200     613,048
    Sumitomo Electric Industries, Ltd..................  32,500     510,444
    Sumitomo Forestry Co., Ltd.........................   3,000      32,332
#   Sumitomo Heavy Industries, Ltd.....................  13,000      60,193
    Sumitomo Metal Mining Co., Ltd.....................  25,000     323,467
    Sumitomo Mitsui Financial Group, Inc...............   9,500     440,098
    Sumitomo Mitsui Trust Holdings, Inc................  48,030     227,860
    Sumitomo Osaka Cement Co., Ltd.....................  14,000      52,345
    Suzuken Co. Ltd/Aichi Japan........................   3,000     103,689
    Suzuki Motor Corp..................................  15,200     394,012
    T&D Holdings, Inc..................................  14,800     180,325
#   Taiyo Nippon Sanso Corp............................   1,000       6,919
    Takashimaya Co., Ltd...............................  12,000     111,256
    Takata Corp........................................   2,300      68,291
#   TDK Corp...........................................   5,600     252,680
    Teijin, Ltd........................................  27,000      60,767
    Tokai Rika Co., Ltd................................   2,400      44,051
    Tokio Marine Holdings, Inc.........................   1,100      32,118
    Tokyo Broadcasting System Holdings, Inc............   1,700      20,299
    Toppan Printing Co., Ltd...........................  24,000     175,013
    Tosoh Corp.........................................  21,000      89,540
    Toyo Seikan Group Holdings, Ltd....................   5,100      90,463
    Toyoda Gosei Co., Ltd..............................   1,400      29,443
    Toyota Tsusho Corp.................................   9,900     232,133
    TV Asahi Corp......................................     700      14,415
    Ube Industries, Ltd................................  42,000      86,181
    UNY Group Holdings Co., Ltd........................   5,300      31,776
    Ushio, Inc.........................................   4,100      48,679
    Wacoal Holdings Corp...............................   2,000      20,632
#   Yamada Denki Co., Ltd..............................  35,300     121,163
#   Yamaguchi Financial Group, Inc.....................   7,000      63,774
    Yamaha Corp........................................   5,000      73,304
    Yamato Kogyo Co., Ltd..............................   1,600      47,357
#   Yamazaki Baking Co., Ltd...........................   5,000      53,829
                                                                -----------
TOTAL JAPAN............................................          29,253,759
                                                                -----------
NETHERLANDS -- (3.8%)
    Aegon NV...........................................  66,432     579,059
    Akzo Nobel NV......................................   6,812     489,932
#   ArcelorMittal(B295F26).............................  15,630     257,582
    ArcelorMittal(B03XPL1).............................  36,543     603,595
    Fugro NV...........................................   1,469      76,820
*   ING Groep NV....................................... 109,394   1,444,765
#*  ING Groep NV Sponsored ADR.........................  20,692     273,341
    Koninklijke Ahold NV...............................  26,378     439,069
    Koninklijke Boskalis Westminster NV................   2,688     128,890
    Koninklijke DSM NV.................................   8,456     559,743
*   Koninklijke KPN NV.................................  25,088      93,872

                                     1514

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NETHERLANDS -- (Continued)
    Koninklijke Philips NV.............................  21,366 $  741,275
    TNT Express NV.....................................   3,513     30,947
                                                                ----------
TOTAL NETHERLANDS......................................          5,718,890
                                                                ----------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd................   8,039     23,695
    Contact Energy, Ltd................................  20,560     85,670
*   Fletcher Building, Ltd.............................      16        117
                                                                ----------
TOTAL NEW ZEALAND......................................            109,482
                                                                ----------
NORWAY -- (0.7%)
    DNB ASA............................................  33,491    568,753
    Norsk Hydro ASA....................................  44,745    203,565
    Orkla ASA..........................................   5,458     42,488
*   Storebrand ASA.....................................  11,463     68,476
    Subsea 7 SA........................................   8,201    141,335
                                                                ----------
TOTAL NORWAY...........................................          1,024,617
                                                                ----------
PORTUGAL -- (0.1%)
*   Banco Espirito Santo SA............................  40,541     61,497
*   EDP Renovaveis SA..................................  22,018    126,709
                                                                ----------
TOTAL PORTUGAL.........................................            188,206
                                                                ----------
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.................................... 105,000    226,156
    City Developments, Ltd.............................   2,000     13,659
    DBS Group Holdings, Ltd............................  29,449    380,318
    Golden Agri-Resources, Ltd......................... 277,000    112,481
    Hutchison Port Holdings Trust......................  72,000     47,783
    Keppel Land, Ltd...................................  25,000     61,745
*   Neptune Orient Lines, Ltd..........................   7,000      5,533
    Noble Group, Ltd................................... 139,000    103,139
#   Olam International, Ltd............................  39,000     45,135
#   OUE, Ltd...........................................   3,000      5,575
    Singapore Airlines, Ltd............................  28,800    216,147
    Singapore Land, Ltd................................   1,000      6,176
    United Industrial Corp., Ltd.......................  24,000     55,053
    UOL Group, Ltd.....................................  12,400     56,790
    Venture Corp., Ltd.................................   3,000     17,380
    Wilmar International, Ltd..........................  58,000    141,629
                                                                ----------
TOTAL SINGAPORE........................................          1,494,699
                                                                ----------
SPAIN -- (2.3%)
    Acciona SA.........................................     930     61,623
    Banco de Sabadell SA...............................  51,305    151,362
    Banco Popular Espanol SA...........................  40,244    276,051
    Banco Santander SA................................. 156,105  1,343,000
    CaixaBank SA.......................................  22,142    135,702
    Iberdrola SA(B288C92).............................. 145,228    894,262
    Iberdrola SA(BJ05N64)..............................   4,034     24,903

                                     1515

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SPAIN -- (Continued)
    Repsol SA..........................................  23,618 $   551,987
                                                                -----------
TOTAL SPAIN............................................           3,438,890
                                                                -----------
SWEDEN -- (2.9%)
    Boliden AB.........................................   8,484     128,638
*   ICA Gruppen AB.....................................   1,636      50,363
    Meda AB Class A....................................   6,993      84,994
    Nordea Bank AB.....................................  85,572   1,141,873
    Skandinaviska Enskilda Banken AB Class A...........  54,182     698,118
#   SSAB AB Class A....................................   5,533      44,115
#   SSAB AB Class B....................................   2,545      17,994
    Svenska Cellulosa AB Class A.......................     318       9,013
    Svenska Cellulosa AB Class B.......................  11,224     319,159
    Svenska Handelsbanken AB Class A...................   6,120     290,406
    Swedbank AB Class A................................   7,471     194,953
    Tele2 AB Class B...................................   7,621      83,809
    Telefonaktiebolaget LM Ericsson Class A............     164       1,902
    Telefonaktiebolaget LM Ericsson Class B............  47,807     585,390
    Telefonaktiebolaget LM Ericsson Sponsored ADR......  30,813     378,692
    TeliaSonera AB.....................................  30,837     228,380
                                                                -----------
TOTAL SWEDEN...........................................           4,257,799
                                                                -----------
SWITZERLAND -- (7.5%)
    Adecco SA..........................................   4,123     323,847
    Aryzta AG..........................................   4,502     353,767
    Baloise Holding AG.................................   2,199     262,678
    Clariant AG........................................  11,130     209,707
    Credit Suisse Group AG.............................  51,115   1,540,143
    Givaudan SA........................................      56      82,808
    Holcim, Ltd........................................   9,610     697,517
    Julius Baer Group, Ltd.............................     229      11,102
    Lonza Group AG.....................................     799      80,145
    Novartis AG........................................  20,784   1,642,784
    Novartis AG ADR....................................  10,786     852,849
    Sulzer AG..........................................   1,072     161,416
    Swiss Life Holding AG..............................   1,200     258,274
    Swiss Re AG........................................  20,139   1,738,017
    UBS AG(B18YFJ4)....................................  63,790   1,265,229
    UBS AG(H89231338)..................................  14,791     293,897
    Zurich Insurance Group AG..........................   4,923   1,427,378
                                                                -----------
TOTAL SWITZERLAND......................................          11,201,558
                                                                -----------
UNITED KINGDOM -- (17.0%)
    Anglo American P.L.C...............................  16,899     398,461
    Barclays P.L.C.....................................     293       1,308
#   Barclays P.L.C. Sponsored ADR...................... 119,644   2,141,620
    Barratt Developments P.L.C.........................  10,851      67,461
    BP P.L.C. Sponsored ADR............................ 126,650   5,938,619
    Carnival P.L.C.....................................   3,014     123,550
    Carnival P.L.C. ADR................................   2,954     120,553
    Coca-Cola HBC AG ADR...............................     725      19,140
    Glencore Xstrata P.L.C............................. 124,948     658,783

                                     1516

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                          -------- ------------
UNITED KINGDOM -- (Continued)
      HSBC Holdings P.L.C. Sponsored ADR.................   66,182 $  3,407,711
      Investec P.L.C.....................................    6,563       42,209
      J Sainsbury P.L.C..................................   44,505      252,048
*     Kazakhmys P.L.C....................................        1            2
      Kingfisher P.L.C...................................   66,998      406,226
*     Lloyds Banking Group P.L.C.........................  422,274      575,872
#*    Lloyds Banking Group P.L.C. ADR....................  185,861    1,018,518
      Old Mutual P.L.C...................................  101,877      288,300
      Resolution, Ltd....................................   48,633      278,442
*     Royal Bank of Scotland Group P.L.C.................   28,132      156,720
#*    Royal Bank of Scotland Group P.L.C. Sponsored ADR..   18,812      209,378
      Royal Dutch Shell P.L.C. ADR(780259206)............   24,279    1,677,679
      Royal Dutch Shell P.L.C. ADR(780259107)............   38,739    2,821,361
      RSA Insurance Group P.L.C..........................   46,829       74,588
      Vedanta Resources P.L.C............................    3,221       42,578
      Vodafone Group P.L.C...............................  672,985    2,493,891
      Vodafone Group P.L.C. Sponsored ADR................   46,031    1,705,909
      WM Morrison Supermarkets P.L.C.....................   99,891      393,641
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            25,314,568
                                                                   ------------
TOTAL COMMON STOCKS......................................           141,415,600
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
      Porsche Automobil Holding SE.......................      398       38,829
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
#*    Raiffeisen Bank International Rights...............    2,147           --
                                                                   ------------
SPAIN -- (0.0%)
*     Banco Popular Espanol SA Rights....................   40,243        2,225
*     Banco Santander SA Rights..........................  156,090       31,382
                                                                   ------------
TOTAL SPAIN..............................................                33,607
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                33,607
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (5.1%)
(S)@  DFA Short Term Investment Fund.....................  605,013    7,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by $573,363
        GNMA 3.50%, 09/20/42, valued at $515,353) to be
        repurchased at $505,249.......................... $    505      505,248
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             7,505,248
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $141,625,764)^^..................................          $148,993,284
                                                                   ============


                                     1517

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------
                                           LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                         ----------- ------------ ------- ------------
Common Stocks
   Australia............................          -- $  7,140,223   --    $  7,140,223
   Austria..............................          --      349,583   --         349,583
   Belgium..............................          --    2,069,402   --       2,069,402
   Canada............................... $12,628,630           --   --      12,628,630
   Denmark..............................          --    2,448,635   --       2,448,635
   Finland..............................          --    1,552,310   --       1,552,310
   France...............................      54,500   14,963,067   --      15,017,567
   Germany..............................   1,186,793   10,641,635   --      11,828,428
   Greece...............................          --       24,050   --          24,050
   Hong Kong............................      13,077    3,229,972   --       3,243,049
   Ireland..............................     193,864       66,520   --         260,384
   Israel...............................          --      640,479   --         640,479
   Italy................................     274,536    1,935,856   --       2,210,392
   Japan................................     458,325   28,795,434   --      29,253,759
   Netherlands..........................     530,923    5,187,967   --       5,718,890
   New Zealand..........................          --      109,482   --         109,482
   Norway...............................          --    1,024,617   --       1,024,617
   Portugal.............................          --      188,206   --         188,206
   Singapore............................          --    1,494,699   --       1,494,699
   Spain................................          --    3,438,890   --       3,438,890
   Sweden...............................     378,692    3,879,107   --       4,257,799
   Switzerland..........................   1,146,746   10,054,812   --      11,201,558
   United Kingdom.......................  19,060,488    6,254,080   --      25,314,568
Preferred Stocks
   Germany..............................          --       38,829   --          38,829
Rights/Warrants
   Austria..............................          --           --   --              --
   Spain................................          --       33,607   --          33,607
Securities Lending Collateral...........          --    7,505,248   --       7,505,248
                                         ----------- ------------   --    ------------
TOTAL................................... $35,926,574 $113,066,710   --    $148,993,284
                                         =========== ============   ==    ============

                                     1518

                       VA INTERNATIONAL SMALL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------- --------
COMMON STOCKS -- (89.1%)
AUSTRALIA -- (4.3%)
#   Adelaide Brighton, Ltd.............................  25,479 $ 84,319
*   AED Oil, Ltd.......................................   4,139       --
    Ainsworth Game Technology, Ltd.....................     752    2,780
*   Alkane Resources, Ltd..............................  19,700    7,381
*   Alliance Resources, Ltd............................  21,658    3,289
    Amalgamated Holdings, Ltd..........................   5,533   39,276
#   Amcom Telecommunications, Ltd......................  11,807   20,518
    Ansell, Ltd........................................   6,552  109,830
*   Antares Energy, Ltd................................  12,881    5,805
*   APN News & Media, Ltd..............................  27,122   11,180
#*  Aquarius Platinum, Ltd.............................  18,485   12,278
*   Aquila Resources, Ltd..............................   5,368   11,380
*   Arafura Resources, Ltd.............................   7,863      681
    ARB Corp., Ltd.....................................   3,547   34,225
    Aristocrat Leisure, Ltd............................  22,664   90,259
    Arrium, Ltd........................................ 105,647  143,630
#   Atlas Iron, Ltd....................................  49,744   43,626
#*  Aurora Oil & Gas, Ltd..............................  28,855   68,994
#   Ausdrill, Ltd......................................  21,215   16,691
#   Ausenco, Ltd.......................................   6,384    3,898
*   Austal, Ltd........................................   6,527    4,849
    Austbrokers Holdings, Ltd..........................   3,717   36,745
#   Austin Engineering, Ltd............................   1,943    6,041
#*  Australian Agricultural Co., Ltd...................  35,981   37,340
#*  Australian Infrastructure Fund.....................  40,779      250
    Australian Pharmaceutical Industries, Ltd..........  21,680   11,284
#   Automotive Holdings Group, Ltd.....................  12,565   41,199
*   AVJennings, Ltd....................................  30,044   15,363
*   AWE, Ltd...........................................  35,889   40,712
#   BC Iron, Ltd.......................................  12,894   58,110
    Beach Energy, Ltd..................................  87,341  108,816
*   Billabong International, Ltd.......................   8,660    4,559
#   Blackmores, Ltd....................................     382    7,309
*   BlueScope Steel, Ltd...............................   1,808    8,541
#   Boart Longyear, Ltd................................  30,454   12,520
*   Boom Logistics, Ltd................................  20,098    3,171
#   Bradken, Ltd.......................................  11,422   49,950
#   Breville Group, Ltd................................   5,880   41,825
    Brickworks, Ltd....................................   2,046   25,418
    BT Investment Management, Ltd......................   3,396   18,116
#   Cabcharge Australia, Ltd...........................   9,538   31,953
#   Cardno, Ltd........................................   5,121   28,687
*   Carnarvon Petroleum, Ltd...........................   6,703      351
    carsales.com, Ltd..................................  12,426   98,055
#   Cash Converters International, Ltd.................  15,875   12,110
#   Cedar Woods Properties, Ltd........................   2,100   13,762
*   Citigold Corp., Ltd................................  58,895    2,571
#*  Coal of Africa, Ltd................................  22,474    2,522
#*  Coalspur Mines, Ltd................................  21,206    5,836
#*  Cockatoo Coal, Ltd.................................  92,097    2,770
#   Codan, Ltd.........................................   2,725    2,279

                                     1519

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
AUSTRALIA -- (Continued)
    Crowe Horwath Australasia, Ltd.....................   9,562 $  2,132
*   CSG, Ltd...........................................  14,081   11,489
    CSR, Ltd...........................................  39,692  101,541
#*  Cudeco, Ltd........................................   4,262    5,435
#   David Jones, Ltd...................................  33,723   88,208
    Decmil Group, Ltd..................................   8,327   14,240
*   Discovery Metals, Ltd..............................  38,473    1,438
#   Domino's Pizza Enterprises, Ltd....................   3,237   45,878
    Downer EDI, Ltd....................................  27,588  118,850
#*  Drillsearch Energy, Ltd............................  45,211   57,121
    DuluxGroup, Ltd....................................  29,222  136,884
    Echo Entertainment Group, Ltd......................  36,913   76,279
#*  Elders, Ltd........................................  15,828    1,728
    Emeco Holdings, Ltd................................  37,864    8,639
#*  Energy World Corp., Ltd............................  50,545   16,102
    Envestra, Ltd......................................  91,701   91,535
#   Evolution Mining, Ltd..............................   9,266    5,071
#   Fairfax Media, Ltd................................. 140,008   81,890
#   Fleetwood Corp., Ltd...............................   6,315   15,907
    FlexiGroup, Ltd....................................   6,860   24,270
*   Flinders Mines, Ltd................................ 135,740    3,666
#   Forge Group, Ltd...................................   2,468    1,547
    G8 Education, Ltd..................................   4,894   13,913
*   Galaxy Resources, Ltd..............................  21,890    1,313
#*  Gindalbie Metals, Ltd..............................  27,192    2,355
    Goodman Fielder, Ltd............................... 127,846   76,159
    GrainCorp, Ltd. Class A............................  11,240   74,681
#*  Gryphon Minerals, Ltd..............................  13,245    2,041
#   GUD Holdings, Ltd..................................   5,383   29,552
#*  Gunns, Ltd.........................................  32,848       --
    GWA Group, Ltd.....................................  14,186   37,180
    Hills Holdings, Ltd................................  26,079   39,972
#*  Horizon Oil, Ltd...................................  75,236   22,031
#   iiNET, Ltd.........................................   9,099   53,583
    Imdex, Ltd.........................................  13,781    7,950
    Independence Group NL..............................  15,853   45,545
#*  Infigen Energy.....................................  14,000    2,897
#*  Intrepid Mines, Ltd................................   7,169    1,754
#   Invocare, Ltd......................................   6,435   59,126
    IOOF Holdings, Ltd.................................  13,685  105,463
    Iress, Ltd.........................................   7,813   61,474
*   Iron Ore Holdings, Ltd.............................   7,983    6,441
#   JB Hi-Fi, Ltd......................................   7,902  124,389
*   Kagara, Ltd........................................  27,762      559
*   Karoon Gas Australia, Ltd..........................   5,930   16,653
#   Kingsgate Consolidated, Ltd........................   8,435    8,054
*   Linc Energy, Ltd.(B12CM37).........................  38,782   31,292
#*  Linc Energy, Ltd.(BHB1P05).........................     130      135
#*  Lynas Corp., Ltd...................................  10,000    2,494
#   M2 Group, Ltd......................................  13,258   71,768
    MACA, Ltd..........................................   3,463    7,693
*   Macmahon Holdings, Ltd.............................  69,831    8,264
    Macquarie Atlas Roads Group........................  10,938   27,006

                                     1520

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
AUSTRALIA -- (Continued)
*   Medusa Mining, Ltd.................................  7,354 $ 12,201
#   Mermaid Marine Australia, Ltd...................... 11,719   30,025
*   Mesoblast, Ltd.....................................  7,543   38,819
    Mincor Resources NL................................ 14,047    7,120
*   Mineral Deposits, Ltd..............................  3,797    7,471
    Mineral Resources, Ltd.............................  9,849   96,984
*   Molopo Energy, Ltd................................. 15,907    2,857
#   Monadelphous Group, Ltd............................  7,698  107,405
    Mortgage Choice, Ltd............................... 10,500   26,754
#   Mount Gibson Iron, Ltd............................. 38,346   35,120
#   Myer Holdings, Ltd................................. 33,872   74,904
    Navitas, Ltd....................................... 19,169  113,440
    NIB Holdings, Ltd.................................. 27,676   61,252
    Northern Star Resources, Ltd....................... 14,924   11,232
    NRW Holdings, Ltd.................................. 16,092   17,652
#   Nufarm, Ltd........................................ 20,029   68,078
    Oakton, Ltd........................................  7,474   10,334
*   Orocobre, Ltd......................................  7,187   14,109
    OZ Minerals, Ltd................................... 18,751   57,513
    Pacific Brands, Ltd................................ 63,194   33,735
#*  Paladin Energy, Ltd................................ 45,144   19,899
    PanAust, Ltd....................................... 15,632   22,139
    Panoramic Resources, Ltd...........................  8,860    1,855
*   PaperlinX, Ltd..................................... 26,157      961
*   Peet, Ltd..........................................  8,023    9,638
#   Perpetual, Ltd.....................................  2,899  119,313
#*  Perseus Mining, Ltd................................ 24,847    8,063
#*  Pharmaxis, Ltd..................................... 18,394    2,099
#*  Platinum Australia, Ltd............................ 23,193      122
*   PMP, Ltd........................................... 17,571    6,767
    Premier Investments, Ltd...........................  8,397   55,915
    Primary Health Care, Ltd........................... 32,796  142,462
    Prime Media Group, Ltd.............................  5,377    4,695
    Programmed Maintenance Services, Ltd...............  4,827   13,016
#*  Ramelius Resources, Ltd............................ 16,758    1,786
#   RCR Tomlinson, Ltd................................. 10,693   28,757
    Reckon, Ltd........................................  1,448    2,739
#*  Red Fork Energy, Ltd...............................  6,630    1,273
#   Regis Resources, Ltd............................... 22,571   52,247
#   Reject Shop, Ltd. (The)............................  1,897   18,623
*   Resolute Mining, Ltd............................... 26,394   12,289
    Retail Food Group, Ltd............................. 13,321   48,883
*   Rex Minerals, Ltd..................................  7,834    3,098
*   Ridley Corp., Ltd.................................. 33,330   23,481
*   Roc Oil Co., Ltd................................... 66,001   26,523
    SAI Global, Ltd.................................... 14,562   47,787
#   Salmat, Ltd........................................  3,642    6,692
#*  Samson Oil & Gas, Ltd.............................. 76,724    1,797
*   Sandfire Resources NL..............................  2,891   14,559
*   Saracen Mineral Holdings, Ltd...................... 27,646    6,670
    Select Harvests, Ltd...............................  3,697   18,644
*   Senex Energy, Ltd.................................. 69,792   40,124
#   Servcorp, Ltd......................................  1,569    5,798

                                     1521

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
AUSTRALIA -- (Continued)
    Service Stream, Ltd................................  21,994 $    4,828
    Sigma Pharmaceuticals, Ltd......................... 129,270     67,261
*   Silex Systems, Ltd.................................   1,112      2,015
#*  Silver Lake Resources, Ltd.........................  25,841     13,418
#*  Sims Metal Management, Ltd.........................   9,784     88,826
    Sirtex Medical, Ltd................................   2,800     34,555
    Skilled Group, Ltd.................................  14,670     36,618
    Slater & Gordon, Ltd...............................   6,880     26,498
#   SMS Management & Technology, Ltd...................   6,207     21,932
    Southern Cross Media Group, Ltd....................  67,418     92,552
    Spark Infrastructure Group.........................  72,465    104,080
    Specialty Fashion Group, Ltd.......................  19,600     14,848
#*  St Barbara, Ltd....................................  26,761      7,076
#*  Starpharma Holdings, Ltd...........................   8,008      5,612
    STW Communications Group, Ltd......................  29,890     37,912
    Sunland Group, Ltd.................................  14,139     19,520
    Super Retail Group, Ltd............................  11,908    111,593
*   Tap Oil, Ltd.......................................  20,587      9,020
    Tassal Group, Ltd..................................   7,976     23,075
    Technology One, Ltd................................  23,020     43,749
#*  Ten Network Holdings, Ltd.......................... 107,739     33,529
*   Tiger Resources, Ltd...............................  15,892      5,197
    Tox Free Solutions, Ltd............................   8,871     25,869
    Transfield Services, Ltd...........................  28,963     20,159
*   Transpacific Industries Group, Ltd.................  81,277     79,313
#*  Troy Resources, Ltd................................   2,843      2,763
#   UGL, Ltd...........................................   8,011     49,079
*   Unity Mining, Ltd..................................  12,000        395
    UXC, Ltd...........................................  17,099     15,807
    Village Roadshow, Ltd..............................  10,695     66,264
*   Virgin Australia Holdings, Ltd.(B43DQC7)........... 149,153     45,083
*   Virgin Australia Holdings, Ltd.(ACI01NXR8)......... 110,192         --
*   Watpac, Ltd........................................   6,412      5,790
#   Western Areas, Ltd.................................   7,565     17,551
#*  White Energy Co., Ltd..............................   9,723      1,315
#*  Whitehaven Coal, Ltd...............................  10,803     16,957
    Wide Bay Australia, Ltd............................     777      3,932
#   Wotif.com Holdings, Ltd............................   5,438     11,587
                                                                ----------
TOTAL AUSTRALIA........................................          6,055,938
                                                                ----------
AUSTRIA -- (0.9%)
    Agrana Beteiligungs AG.............................     319     37,770
*   Atrium European Real Estate, Ltd...................  11,257     63,172
*   Conwert Immobilien Invest SE.......................   5,431     70,345
#   EVN AG.............................................   2,083     32,426
    Flughafen Wien AG..................................     669     53,799
*   IMMOFINANZ AG......................................   7,160     33,771
    Kapsch TrafficCom AG...............................     127      7,010
#   Lenzing AG.........................................     468     28,314
    Mayr Melnhof Karton AG.............................     840    102,659
    Oberbank AG........................................   1,045     69,780
    Oesterreichische Post AG...........................   1,954     90,053
    Palfinger AG.......................................     904     37,946

                                     1522

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRIA -- (Continued)
    RHI AG.............................................  2,079 $   68,103
*   S IMMO AG..........................................  2,718     19,338
    Schoeller-Bleckmann Oilfield Equipment AG..........    838     87,490
    Semperit AG Holding................................    778     39,310
    Strabag SE.........................................  1,012     30,144
    Telekom Austria AG.................................  3,235     28,261
    UNIQA Insurance Group AG...........................  7,858    101,340
#   Wienerberger AG....................................  9,089    143,821
    Zumtobel AG........................................  2,862     62,627
                                                               ----------
TOTAL AUSTRIA..........................................         1,207,479
                                                               ----------
BELGIUM -- (1.2%)
*   Ablynx NV..........................................  1,907     18,626
    Ackermans & van Haaren NV..........................  2,145    231,669
*   AGFA-Gevaert NV.................................... 15,370     45,350
    Arseus NV..........................................  1,959     69,967
    Banque Nationale de Belgique.......................     20     86,167
    Barco NV...........................................  1,156     87,560
    Cie d'Entreprises CFE..............................    616     53,923
    Cie Immobiliere de Belgique SA.....................    200     10,271
    Cie Maritime Belge SA..............................  1,500     42,815
    D'ieteren SA.......................................  2,276    109,061
*   Deceuninck NV......................................  6,500     18,565
#   Econocom Group.....................................  7,084     74,900
#   Elia System Operator SA............................  2,024     93,174
*   Euronav NV.........................................  1,500     19,637
    EVS Broadcast Equipment SA.........................  1,309     78,398
    Exmar NV...........................................  1,500     23,508
#*  Galapagos NV.......................................    981     23,707
*   Ion Beam Applications..............................    675      6,773
    Kinepolis Group NV.................................    400     63,490
    Lotus Bakeries.....................................      6      6,049
    Melexis NV.........................................  1,570     54,370
    Mobistar SA........................................    316      5,968
#   NV Bekaert SA......................................  3,021    103,995
#*  Nyrstar NV.........................................  6,040     23,186
    Recticel SA........................................  1,421     13,051
*   Roularta Media Group NV............................    455      7,686
    Sipef SA...........................................    540     41,806
#   Tessenderlo Chemie NV..............................  2,881     74,957
#*  ThromboGenics NV...................................  1,936     48,833
    Van de Velde NV....................................    393     19,682
*   Viohalco SA........................................  9,200     46,530
                                                               ----------
TOTAL BELGIUM..........................................         1,603,674
                                                               ----------
CANADA -- (7.8%)
#*  5N Plus, Inc.......................................  2,300      5,762
    Aastra Technologies, Ltd...........................    800     30,714
    Absolute Software Corp.............................  2,400     15,321
#   Acadian Timber Corp................................    500      5,926
*   Advantage Oil & Gas, Ltd........................... 10,879     44,249
    Aecon Group, Inc...................................  5,091     70,760

                                     1523

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#   AG Growth International, Inc.......................  1,006 $ 42,128
#   AGF Management, Ltd. Class B.......................  7,733   79,153
*   Ainsworth Lumber Co., Ltd..........................  5,800   21,039
    Akita Drilling, Ltd. Class A.......................  1,200   16,043
    Alacer Gold Corp................................... 10,187   21,494
#   Alamos Gold, Inc...................................  8,069   74,043
#   Alaris Royalty Corp................................    900   19,790
*   Alexco Resource Corp...............................  2,700    4,364
#   Algonquin Power & Utilities Corp................... 11,549   75,593
#   Alliance Grain Traders, Inc........................    462    7,409
*   Altius Minerals Corp...............................  1,000   13,558
    Altus Group, Ltd...................................  1,400   20,697
#*  Alvopetro Energy, Ltd..............................  5,292    5,227
#*  Argonaut Gold, Inc.................................  9,592   43,234
#*  Asanko Gold, Inc...................................  2,901    5,131
*   Atrium Innovations, Inc............................  1,479   31,844
*   ATS Automation Tooling Systems, Inc................  6,360   79,375
#   AuRico Gold, Inc................................... 18,382   84,339
    AutoCanada, Inc....................................  1,300   45,989
#*  Avigilon Corp......................................  1,700   48,951
    Axia NetMedia Corp.................................  4,000    9,661
#*  B2Gold Corp........................................ 45,718  107,958
#   Badger Daylighting, Ltd............................  1,800   50,085
#*  Ballard Power Systems, Inc.........................  3,700    7,840
*   Bankers Petroleum, Ltd............................. 24,596   94,519
*   Bauer Performance Sports, Ltd......................    900   10,562
#*  Bellatrix Exploration, Ltd.........................  8,056   57,721
*   Birchcliff Energy, Ltd.............................  7,200   54,626
#   Bird Construction, Inc.............................  2,238   26,364
#   Black Diamond Group, Ltd...........................  1,800   48,453
#*  BlackPearl Resources, Inc.......................... 20,370   45,724
    BMTC Group, Inc. Class A...........................    850   10,563
*   BNK Petroleum, Inc.................................  3,400    4,793
#   Bonterra Energy Corp...............................  1,261   58,128
*   Boralex, Inc. Class A..............................  2,200   24,277
#*  Brigus Gold Corp................................... 11,639   11,391
*   Brookfield Residential Properties, Inc.............  3,570   80,840
    Calfrac Well Services, Ltd.........................  2,622   70,203
*   Calvalley Petroleums, Inc. Class A.................  2,013    3,000
#   Canaccord Genuity Group, Inc.......................  5,950   36,541
*   Canacol Energy, Ltd................................  8,550   53,430
    Canada Bread Co., Ltd..............................    800   50,209
#   Canadian Energy Services & Technology Corp.........  4,711   95,426
#   Canadian Western Bank..............................  2,069   67,676
    Canam Group, Inc. Class A..........................  2,100   25,888
    CanElson Drilling, Inc.............................  3,855   21,183
    Canexus Corp.......................................  7,454   38,483
*   Canfor Corp........................................  3,167   81,524
#   Canfor Pulp Products, Inc..........................  1,443   15,677
*   Cangene Corp.......................................  2,500    8,081
    Canyon Services Group, Inc.........................  3,400   32,848
#   Capital Power Corp.................................  5,245  107,325
    Capstone Infrastructure Corp.......................  1,494    4,843

                                     1524

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Capstone Mining Corp............................... 22,812 $ 59,193
    Cascades, Inc......................................  3,900   24,022
*   Cash Store Financial Services, Inc. (The)..........    605      592
    Cathedral Energy Services, Ltd.....................    511    2,097
    CCL Industries, Inc. Class B.......................  1,500  108,215
*   Celestica, Inc..................................... 20,200  200,413
    Centerra Gold, Inc.................................  7,311   28,292
*   Cequence Energy, Ltd...............................  2,168    3,348
#*  China Gold International Resources Corp., Ltd......  9,700   27,696
*   Chinook Energy, Inc................................  1,124    1,282
    Churchill Corp. Class A............................  1,045    8,876
#   Cineplex, Inc......................................  3,352  121,831
    Cogeco Cable, Inc..................................  1,000   45,675
    Cogeco, Inc........................................    400   17,584
*   COM DEV International, Ltd.........................  4,500   16,525
    Computer Modelling Group, Ltd......................  2,681   66,510
*   Connacher Oil and Gas, Ltd......................... 18,200    3,513
    Contrans Group, Inc. Class A.......................  1,122   13,509
#*  Copper Mountain Mining Corp........................  3,835    5,372
    Corby Spirit and Wine, Ltd.........................    900   16,331
#*  Corridor Resources, Inc............................  2,900    3,515
#   Corus Entertainment, Inc. Class B..................  5,600  124,344
    Cott Corp..........................................  9,010   70,867
*   Crew Energy, Inc...................................  7,852   51,113
#   Davis + Henderson Corp.............................  4,366  109,684
*   DeeThree Exploration, Ltd..........................  5,400   44,800
*   Delphi Energy Corp.................................  7,188   14,586
#*  Denison Mines Corp................................. 20,344   28,495
*   Descartes Systems Group, Inc. (The)................  5,100   73,266
#   DirectCash Payments, Inc...........................    100    1,679
*   Dominion Diamond Corp..............................  6,354   92,536
    Dorel Industries, Inc. Class B.....................  2,700   98,133
#*  DragonWave, Inc....................................  1,751    2,704
*   Duluth Metals, Ltd.................................  6,500    5,603
*   Dundee Precious Metals, Inc........................  5,755   20,617
    E-L Financial Corp., Ltd...........................    104   65,785
#*  Eastern Platinum, Ltd.............................. 39,900    3,224
#   Enbridge Income Fund Holdings, Inc.................  4,695  104,165
*   Endeavour Mining Corp..............................  3,313    1,993
#*  Endeavour Silver Corp..............................  4,916   21,407
    Enerflex, Ltd......................................  3,109   43,268
*   Energy Fuels, Inc..................................    331    2,609
    Enghouse Systems, Ltd..............................    500   15,048
    Equitable Group, Inc...............................    400   17,160
*   Essential Energy Services Trust....................  2,593    5,797
    Evertz Technologies, Ltd...........................  3,700   57,472
*   Excellon Resources, Inc............................  1,910    2,229
#   Exchange Income Corp...............................    743   14,957
#   Extendicare, Inc...................................  4,600   29,490
*   First Majestic Silver Corp.........................  7,600   79,361
    FirstService Corp..................................  2,046   82,520
*   Forsys Metals Corp.................................  2,500    1,257
#*  Fortress Paper, Ltd. Class A.......................    500    1,742

                                     1525

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
*   Fortuna Silver Mines, Inc..........................  8,500 $ 30,756
    Glacier Media, Inc.................................  1,800    2,263
    Gluskin Sheff + Associates, Inc....................  1,900   48,824
*   GLV, Inc. Class A..................................    781    2,980
    GMP Capital, Inc...................................  2,541   16,586
#*  Golden Star Resources, Ltd......................... 13,100    7,998
*   Gran Tierra Energy, Inc............................ 18,587  140,352
*   Great Canadian Gaming Corp.........................  5,600   69,639
*   Great Panther Silver, Ltd..........................  9,200    7,517
#*  Guyana Goldfields, Inc.............................  3,229    7,016
*   Heroux-Devtek, Inc.................................  2,400   23,100
#   Home Capital Group, Inc............................  1,850  128,200
    Horizon North Logistics, Inc.......................  5,600   35,699
    HudBay Minerals, Inc............................... 12,631  100,254
#*  Imax Corp..........................................  4,384  121,276
*   Imperial Metals Corp...............................  5,000   75,511
*   Imris, Inc.........................................  1,500    2,896
#   Innergex Renewable Energy, Inc.....................  4,910   46,113
*   International Forest Products, Ltd. Class A........  5,200   72,415
#*  International Tower Hill Mines, Ltd................  1,260      769
    Intertape Polymer Group, Inc.......................  4,444   49,956
*   Ithaca Energy, Inc................................. 14,811   33,778
#*  Ivanhoe Energy, Inc................................  3,367    1,693
#*  Jaguar Mining, Inc.................................  4,030      199
#   Just Energy Group, Inc............................. 10,855   76,119
*   Kelt Exploration, Ltd..............................  1,500   14,545
#   Killam Properties, Inc.............................  3,268   31,044
*   Kingsway Financial Services, Inc...................    600    2,397
#*  Kirkland Lake Gold, Inc............................  5,200   15,127
#*  Lake Shore Gold Corp............................... 15,400    9,956
#   Laurentian Bank of Canada..........................  3,100  127,284
*   Le Chateau, Inc. Class A...........................  1,200    3,125
*   Legacy Oil + Gas, Inc.............................. 16,233   82,058
#   Leisureworld Senior Care Corp......................  1,171   12,732
    Leon's Furniture, Ltd..............................  2,400   32,151
#   Lightstream Resources, Ltd......................... 14,201   79,180
    Linamar Corp.......................................  4,388  168,546
#   Liquor Stores N.A., Ltd............................    966   12,438
    Long Run Exploration, Ltd..........................  5,150   23,721
*   Lucara Diamond Corp................................ 13,100   18,231
*   MAG Silver Corp....................................  2,486   15,268
    Major Drilling Group International, Inc............  6,773   49,137
    Manitoba Telecom Services, Inc.....................  1,732   46,062
#   Maple Leaf Foods, Inc..............................  7,600  107,475
    Martinrea International, Inc.......................  5,233   43,743
#*  Maxim Power Corp...................................  1,300    3,327
#   Medical Facilities Corp............................  1,600   27,784
*   Mercator Minerals, Ltd.............................  8,400      717
#*  Mood Media Corp....................................  7,900    7,448
#   Morneau Shepell, Inc...............................  3,901   51,103
    MTY Food Group, Inc................................  1,000   28,067
#   Mullen Group, Ltd..................................  6,351  153,964
*   Nautilus Minerals, Inc.............................  5,100    1,099

                                     1526

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    Nevsun Resources, Ltd.............................. 13,135 $ 48,235
#   New Flyer Industries, Inc..........................    400    3,972
    Newalta Corp.......................................  2,753   41,008
#*  Niko Resources, Ltd................................  1,800    4,186
    Norbord, Inc.......................................  1,690   47,388
*   Nordion, Inc.......................................  8,500   81,051
*   North American Energy Partners, Inc................  1,500    9,024
#*  North American Palladium, Ltd......................  5,795    2,315
    North West Co., Inc. (The).........................  4,181   95,426
*   Northern Dynasty Minerals, Ltd.....................  2,375    3,177
#   Northland Power, Inc...............................  6,054   88,547
#*  Novagold Resources, Inc............................ 12,550   36,622
*   NuVista Energy, Ltd................................ 11,660   86,266
*   OceanaGold Corp.................................... 13,171   23,888
#*  Osisko Mining Corp.................................  9,936   59,594
*   Paladin Labs, Inc..................................    787   87,621
    Pan American Silver Corp...........................  9,243  116,352
*   Parex Resources, Inc...............................  7,640   50,144
#   Parkland Fuel Corp.................................  3,959   63,913
#   Pason Systems, Inc.................................  5,800  130,972
#*  Perpetual Energy, Inc..............................  4,555    4,621
*   Petrobank Energy & Resources, Ltd..................  6,259    2,079
#   PHX Energy Services Corp...........................    700    7,567
*   Pilot Gold, Inc....................................  2,374    2,217
#*  Polymet Mining Corp................................ 10,894   11,640
#*  Poseidon Concepts Corp.............................  2,814        6
    Premium Brands Holdings Corp.......................  1,330   27,334
#*  Primero Mining Corp................................  4,117   23,140
*   QLT, Inc...........................................  5,800   39,578
#*  Questerre Energy Corp. Class A.....................  6,950    7,551
    Reitmans Canada, Ltd. Class A......................  4,500   22,465
#*  Resverlogix Corp...................................  1,300      945
    Richelieu Hardware, Ltd............................  1,000   40,027
#   Ritchie Bros Auctioneers, Inc......................  6,300  144,808
*   RMP Energy, Inc.................................... 11,827   65,307
#   Rogers Sugar, Inc..................................  5,100   21,018
#   RONA, Inc.......................................... 13,485  151,226
#*  Rubicon Minerals Corp..............................  8,300   10,582
#   Russel Metals, Inc.................................  6,400  164,863
#*  Sabina Gold & Silver Corp..........................  5,619    4,389
#*  San Gold Corp...................................... 10,700    1,585
*   Sandvine Corp......................................  5,900   16,263
#*  Santonia Energy, Inc...............................  5,400    5,624
#   Savanna Energy Services Corp.......................  6,382   45,154
*   Scorpio Mining Corp................................  6,390    2,037
#   Secure Energy Services, Inc........................  3,394   49,428
#   SEMAFO, Inc........................................ 18,100   58,343
    ShawCor, Ltd.......................................  1,961   71,608
    Sherritt International Corp........................ 22,637   69,918
*   Shore Gold, Inc.................................... 15,000    2,626
*   Sierra Wireless, Inc...............................  2,200   44,998
#*  Silver Standard Resources, Inc.....................  6,506   51,055
#*  Southern Pacific Resource Corp..................... 28,100    4,794

                                     1527

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
#*  SouthGobi Resources, Ltd...........................  9,305 $  5,932
#   Sprott Resource Corp...............................  6,554   14,888
#   Sprott, Inc........................................  5,388   14,513
#   Spyglass Resources Corp............................    683    1,213
*   St Andrew Goldfields, Ltd.......................... 13,300    4,299
    Stantec, Inc.......................................  3,000  182,572
    Stella-Jones, Inc..................................  2,800   65,516
#   Student Transportation, Inc........................  3,797   23,353
*   Sulliden Gold Corp., Ltd........................... 10,800    7,370
*   SunOpta, Inc.......................................  3,300   30,785
#   Superior Plus Corp.................................  9,714  106,756
#   Surge Energy, Inc..................................  5,000   27,699
#*  TAG Oil, Ltd.......................................  4,231   12,384
*   Taseko Mines, Ltd.................................. 16,000   32,611
*   Tembec, Inc........................................  1,115    2,983
*   Teranga Gold Corp..................................  1,000      835
*   Theratechnologies, Inc.............................  1,400      566
#*  Thompson Creek Metals Co., Inc..................... 14,933   38,212
#*  Timminco, Ltd......................................  6,400        9
#*  Timmins Gold Corp..................................  6,306    8,040
#   TORC Oil & Gas, Ltd................................  5,006   44,544
    Toromont Industries, Ltd...........................  3,709   85,686
    Torstar Corp. Class B..............................  4,700   22,746
    Total Energy Services, Inc.........................  1,737   30,256
    Transcontinental, Inc. Class A.....................  6,505   81,944
    TransForce, Inc....................................  4,951  106,066
*   TransGlobe Energy Corp.............................  6,000   43,582
#   Trican Well Service, Ltd........................... 11,624  133,069
    Trinidad Drilling, Ltd............................. 10,700   88,866
*   TVA Group, Inc. Class B............................  1,200   10,575
#   Twin Butte Energy, Ltd............................. 24,297   49,957
*   Uex Corp...........................................  6,400    2,988
    Uni-Select, Inc....................................  1,100   27,644
    Valener, Inc.......................................  3,700   51,958
    Vicwest, Inc.......................................    400    3,886
*   Virginia Mines, Inc................................  1,215   14,891
*   Vitran Corp., Inc..................................  1,100    7,101
#   Wajax Corp.........................................    911   29,455
    WaterFurnace Renewable Energy, Inc.................    300    5,966
*   Wesdome Gold Mines, Ltd............................  3,085    1,856
    West Fraser Timber Co., Ltd........................  4,524  232,303
    Western Energy Services Corp.......................  4,624   32,217
#   Whitecap Resources, Inc............................  7,919   83,972
    Wi-Lan, Inc........................................ 10,900   32,590
    Winpak, Ltd........................................  2,400   51,803
    WSP Global, Inc....................................  2,117   63,429
*   Xtreme Drilling and Coil Services Corp.............  1,900    6,312
#   Zargon Oil & Gas, Ltd..............................  1,612   11,318

                                     1528

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
CANADA -- (Continued)
*   Zenith Epigenetics Corp............................  1,300 $       188
                                                               -----------
TOTAL CANADA...........................................         10,852,116
                                                               -----------
CHINA -- (0.0%)
*   Hanfeng Evergreen, Inc.............................  2,400       1,487
                                                               -----------
DENMARK -- (1.5%)
    ALK-Abello A.S.....................................    288      37,665
*   Alm Brand A.S......................................  7,780      36,574
    Ambu A.S. Class B..................................    212      12,139
*   Auriga Industries Class B..........................    950      29,902
*   Bang & Olufsen A.S.................................  2,970      30,417
*   Bavarian Nordic A.S................................  1,311      22,768
    D/S Norden A.S.....................................  1,594      74,482
    Dfds A.S...........................................    512      38,815
*   East Asiatic Co., Ltd. A.S.........................  1,200      16,815
#   FLSmidth & Co. A.S.................................    785      41,907
*   Genmab A.S.........................................  2,656     105,749
    GN Store Nord A.S..................................  5,086     120,784
    IC Companys A.S....................................    310       8,554
*   Jyske Bank A.S.....................................  4,088     209,638
    NKT Holding A.S....................................  2,336     135,907
    Nordjyske Bank A.S.................................    422       8,332
#*  Parken Sport & Entertainment A.S...................    400       5,646
#   PER Aarsleff A.S. Class B..........................    150      24,463
    Ringkjoebing Landbobank A.S........................    346      72,050
    Rockwool International A.S. Class B................    427      77,419
    Royal UNIBREW......................................    746      94,349
    Schouw & Co........................................  1,700      74,712
    SimCorp A.S........................................  2,680      98,256
    Solar A.S. Class B.................................    268      17,336
*   Spar Nord Bank A.S.................................  6,407      57,566
*   Sydbank A.S........................................  4,782     121,851
*   TK Development A.S.................................  5,947       7,214
*   Topdanmark A.S.....................................  5,080     134,365
    United International Enterprises...................    127      25,271
*   Vestas Wind Systems A.S............................ 10,145     335,765
*   Vestjysk Bank A.S..................................    725       1,191
#*  Zealand Pharma A.S.................................     93       1,237
                                                               -----------
TOTAL DENMARK..........................................          2,079,139
                                                               -----------
FINLAND -- (2.2%)
*   Afarak Group Oyj................................... 13,258       6,257
    Ahlstrom Oyj.......................................  1,260      13,166
    Alma Media Oyj.....................................  4,469      18,119
    Amer Sports Oyj....................................  9,945     205,242
    Aspo Oyj...........................................  2,685      21,390
#   Cargotec Oyj.......................................  2,589      91,862
*   Caverion Corp......................................  5,529      53,695
    Citycon Oyj........................................ 29,509     100,640
    Cramo Oyj..........................................  1,300      25,765
    Elektrobit Oyj.....................................  7,600      28,033
#   Elisa Oyj..........................................  7,803     200,027

                                     1529

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
FINLAND -- (Continued)
    F-Secure Oyj.......................................   5,200 $   14,999
    Finnair Oyj........................................   6,835     25,630
*   Finnlines Oyj......................................   2,099     23,119
    Fiskars Oyj Abp....................................   3,740    104,722
    HKScan Oyj Class A.................................   1,550      7,749
    Huhtamaki Oyj......................................   9,505    235,753
    Kemira Oyj.........................................   9,436    131,317
    Kesko Oyj Class A..................................     203      7,517
#   Kesko Oyj Class B..................................   4,446    163,848
    Konecranes Oyj.....................................   3,400    119,615
    Lassila & Tikanoja Oyj.............................   2,281     45,301
    Lemminkainen Oyj...................................     500     10,253
    Metsa Board Oyj....................................  19,786     78,637
*   Munksjo Oyj........................................     649      4,812
#   Neste Oil Oyj......................................   8,097    144,535
    Olvi Oyj Class A...................................   1,278     47,655
    Oriola-KD Oyj Class B..............................   3,288     11,660
    Orion Oyj Class A..................................   3,462     90,316
    Orion Oyj Class B..................................   5,451    142,273
#*  Outokumpu Oyj......................................  76,320     44,413
#   Outotec Oyj........................................   8,533     86,910
    PKC Group Oyj......................................   1,500     46,881
    Pohjola Bank P.L.C. Class A........................   1,599     31,316
    Ponsse Oy..........................................   1,180     15,040
*   Poyry Oyj..........................................   3,314     18,709
    Raisio P.L.C. Class V..............................   5,928     35,937
    Ramirent Oyj.......................................   4,968     58,813
    Rapala VMC Oyj.....................................   1,900     13,061
#   Rautaruukki Oyj....................................   8,019     94,847
#   Sanoma Oyj.........................................   5,315     41,902
    Stockmann Oyj Abp(5462371).........................   1,299     19,604
#   Stockmann Oyj Abp(5462393).........................   2,495     37,833
*   Talvivaara Mining Co. P.L.C........................  22,722      2,074
    Technopolis Oyj....................................   1,982     12,134
    Tieto Oyj..........................................   5,481    120,342
    Tikkurila Oyj......................................   1,795     44,995
    Uponor Oyj.........................................   4,079     65,264
    Vacon P.L.C........................................     695     50,825
    Vaisala Oyj Class A................................     700     21,747
#   YIT Oyj............................................   5,529     69,437
                                                                ----------
TOTAL FINLAND..........................................          3,105,991
                                                                ----------
FRANCE -- (4.3%)
*   Air France-KLM.....................................  11,593    133,070
    Albioma............................................   1,311     31,975
*   Alcatel-Lucent..................................... 140,154    560,570
    Alten SA...........................................   2,004     90,240
*   Altran Technologies SA.............................  11,612    106,077
    April..............................................   1,417     31,902
    Assystem...........................................     808     22,527
*   Atari SA...........................................      88         74
    Axway Software SA..................................     500     18,583
*   Beneteau SA........................................   3,012     45,950

                                     1530

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
FRANCE -- (Continued)
    BioMerieux.........................................    531 $ 55,834
    Boiron SA..........................................    712   50,380
    Bonduelle SCA......................................  1,088   27,568
    Bongrain SA........................................    669   54,118
    Bourbon SA.........................................  3,889  107,165
*   Boursorama.........................................    623    7,276
*   Cegedim SA.........................................     83    2,592
    Cegid Group........................................    250    9,059
    Ciments Francais SA................................    198   15,647
*   Club Mediterranee SA...............................  2,223   52,021
*   Derichebourg SA....................................  7,894   27,177
    Eiffage SA.........................................    763   44,298
    Electricite de Strasbourg..........................    132   18,256
#   Eramet.............................................     15    1,430
    Esso SA Francaise..................................    197   11,021
    Etablissements Maurel et Prom......................  6,624  106,962
    Euler Hermes SA....................................    353   43,313
    Eurofins Scientific SE.............................    452  114,982
    Faiveley Transport SA..............................    472   34,378
*   Faurecia...........................................  3,612  142,210
    Fimalac............................................    506   33,779
*   GameLoft SE........................................  4,962   45,301
    Gaumont SA.........................................    129    7,309
    GL Events..........................................    619   14,058
    Groupe Crit........................................    450   22,311
    Groupe Steria SCA..................................  1,768   35,770
    Guerbet............................................    488   16,839
*   Haulotte Group SA..................................  1,014   14,962
    Havas SA........................................... 23,582  184,839
#   Ingenico...........................................  1,925  165,173
    Interparfums SA....................................    393   16,470
    Ipsen SA...........................................  1,261   52,899
    IPSOS..............................................  2,049   87,831
    Korian.............................................    477   15,189
    Lagardere SCA......................................  5,112  180,453
    Laurent-Perrier....................................    195   18,659
    LISI...............................................    500   84,025
    Manitou BF SA......................................  1,600   28,020
    Manutan International..............................    508   34,101
    Medica SA..........................................  3,269   93,588
    Mersen.............................................  1,047   32,693
    Metropole Television SA............................  4,736  102,628
#   Naturex............................................    415   34,530
#   Neopost SA.........................................  3,793  321,377
    Nexans SA..........................................  2,122   99,438
    Nexity SA..........................................  2,323   92,767
    Norbert Dentressangle SA...........................    170   23,567
*   NRJ Group..........................................  2,200   22,936
*   Orco Property Group................................  4,471   10,599
    Orpea..............................................  1,967  107,771
*   Parrot SA..........................................    570   15,654
#*  Peugeot SA......................................... 13,023  199,844
*   Pierre & Vacances SA...............................    387   15,122

                                     1531

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Plastic Omnium SA..................................  4,089 $  105,696
    Rallye SA..........................................  1,707     66,913
#*  Recylex SA.........................................  1,500      7,413
    Rubis SCA..........................................  2,979    193,422
    Saft Groupe SA.....................................  2,000     70,005
    Samse SA...........................................    132     14,338
    Sartorius Stedim Biotech...........................    158     28,201
    Schneider Electric SA..............................    396     31,787
    SEB SA.............................................    370     28,982
    Societe d'Edition de Canal +.......................  4,537     35,921
    Societe des Bains de Mer et du Cercle des
      Etrangers a Monaco...............................    210     11,797
    Societe Television Francaise 1.....................  8,353    154,093
#*  SOITEC............................................. 17,755     35,139
#*  Solocal Group......................................  6,991     12,418
    Somfy SA...........................................    212     58,330
    Sopra Group SA.....................................    500     54,946
*   Ste Industrielle d'Aviation Latecoere SA...........    468     10,165
    Stref SA...........................................    287     23,057
    Synergie SA........................................    659     15,206
*   Technicolor SA..................................... 21,266    105,329
    Teleperformance....................................  4,525    264,569
    TFF Group..........................................     12      1,037
*   Theolia SA.........................................  1,674      2,869
    Thermador Groupe...................................     40      3,778
    Total Gabon........................................     25     15,298
*   Trigano SA.........................................  1,363     34,639
*   UBISOFT Entertainment..............................  8,018    111,925
*   Valneva SE.........................................    927      6,268
    Vicat..............................................  1,207     84,454
    VIEL & Cie SA......................................  4,111     12,643
#   Vilmorin & Cie SA..................................    378     49,533
    Virbac SA..........................................    328     73,252
*   VM Materiaux SA....................................    186      7,152
                                                               ----------
TOTAL FRANCE...........................................         5,927,732
                                                               ----------
GERMANY -- (4.6%)
*   Aareal Bank AG.....................................  4,482    164,817
*   ADVA Optical Networking SE.........................  1,887      9,715
*   Aixtron SE.........................................  8,383    127,735
    Amadeus Fire AG....................................    148     11,939
    Aurubis AG.........................................  3,300    190,757
#   Balda AG...........................................    916      4,617
    Bauer AG...........................................    422     10,791
    BayWa AG...........................................    789     41,113
    Bechtle AG.........................................  1,649    121,542
    Bertrandt AG.......................................    316     46,944
    Bijou Brigitte AG..................................    274     27,319
    Biotest AG.........................................    393     43,078
    Borussia Dortmund GmbH & Co. KGaA..................  5,999     29,625
    CANCOM SE..........................................    803     35,705
    Carl Zeiss Meditec AG..............................  1,106     32,393
    CAT Oil AG.........................................    947     21,508
#   Celesio AG.........................................  6,779    223,312

                                     1532

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
GERMANY -- (Continued)
    CENTROTEC Sustainable AG...........................  1,248 $ 32,203
    Cewe Stiftung & Co. KGAA...........................    476   28,006
    Comdirect Bank AG..................................  2,500   28,435
    CompuGroup Medical AG..............................  1,323   35,149
*   Constantin Medien AG...............................  3,300    7,302
    CTS Eventim AG.....................................  1,412   72,048
#   Delticom AG........................................    212    9,178
#   Deutsche Wohnen AG(B0YZ0Z5)........................ 11,908  222,851
*   Deutsche Wohnen AG(BFLR888)........................  8,836  160,638
*   Deutz AG...........................................  7,018   69,645
*   Dialog Semiconductor P.L.C.........................  4,334   84,059
    DMG MORI SEIKI AG..................................  5,368  172,714
    Drillisch AG.......................................  3,457  106,030
    Duerr AG...........................................  1,674  140,567
    ElringKlinger AG...................................  2,610   96,273
#*  Evotec AG..........................................  4,738   26,138
    Fielmann AG........................................    206   22,991
*   Freenet AG.........................................  6,791  207,058
*   GAGFAH SA..........................................  2,491   35,806
    Gerresheimer AG....................................  1,899  127,659
#   Gerry Weber International AG.......................  1,926   85,585
    Gesco AG...........................................    111   11,011
    GFK SE.............................................  1,560   85,657
    Grammer AG.........................................    863   40,654
    Grenkeleasing AG...................................    327   30,398
    Hamburger Hafen und Logistik AG....................  2,121   53,007
*   Heidelberger Druckmaschinen AG..................... 27,925  114,562
    Indus Holding AG...................................  1,360   53,904
    Jenoptik AG........................................  3,249   54,487
*   Kloeckner & Co. SE.................................  8,318  123,935
    Koenig & Bauer AG..................................  1,126   18,935
    Kontron AG.........................................  2,224   15,386
    Krones AG..........................................  1,381  110,246
    KSB AG.............................................     31   19,833
#   KUKA AG............................................  1,860   88,752
    KWS Saat AG........................................    150   50,436
    Leoni AG...........................................  2,315  179,243
    LPKF Laser & Electronics AG........................  1,968   51,573
*   Manz AG............................................     20    1,841
    MLP AG.............................................  3,534   27,054
*   Morphosys AG.......................................  1,083   94,688
    MVV Energie AG.....................................    485   16,367
    Nemetschek AG......................................    707   50,308
*   Nordex SE..........................................  5,275   69,911
    Norma Group SE.....................................  1,852   99,628
*   Osram Licht AG.....................................  1,156   67,562
*   Patrizia Immobilien AG.............................  1,115   11,613
    Pfeiffer Vacuum Technology AG......................    841   99,791
#   PNE Wind AG........................................  4,418   15,127
    QSC AG.............................................  8,683   47,134
    Rational AG........................................    151   46,457
    Rheinmetall AG.....................................  3,691  236,269
    Rhoen Klinikum AG..................................  8,742  257,608

                                     1533

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
*   SAF-Holland SA.....................................   4,399 $   69,501
    Salzgitter AG......................................   1,569     69,213
    Schaltbau Holding AG...............................     121      7,605
    SGL Carbon SE......................................   2,674     99,670
#*  Singulus Technologies AG...........................     831      2,777
    Sixt SE............................................   1,800     59,010
    SMA Solar Technology AG............................     463     19,353
    Software AG........................................   2,705    100,347
#*  Solarworld AG......................................      26      1,080
    Stada Arzneimittel AG..............................   5,765    274,367
*   Stroeer Media AG...................................     602     10,552
#*  Suss Microtec AG...................................     651      6,345
    TAG Immobilien AG..................................   4,348     52,659
    Takkt AG...........................................   1,500     28,186
    Technotrans AG.....................................     637      6,537
*   Tipp24 SE..........................................     275     18,518
#*  Tom Tailor Holding AG..............................     856     17,567
#*  TUI AG.............................................  11,176    190,224
    Vossloh AG.........................................     727     69,059
    VTG AG.............................................     287      5,543
    Wacker Neuson SE...................................     819     13,785
    Wincor Nixdorf AG..................................   2,263    160,759
                                                                ----------
TOTAL GERMANY..........................................          6,439,279
                                                                ----------
GREECE -- (0.1%)
*   Bank of Cyprus P.L.C...............................  72,063         --
    Hellenic Petroleum SA..............................   4,433     42,999
*   Marfin Investment Group Holdings SA................  20,116     11,519
*   National Bank of Greece SA.........................   7,399     32,755
*   Piraeus Bank SA....................................       1          1
*   TT Hellenic Postbank SA............................  10,394         --
                                                                ----------
TOTAL GREECE...........................................             87,274
                                                                ----------
HONG KONG -- (2.8%)
    Alco Holdings, Ltd.................................  68,000     11,812
    Allied Group, Ltd..................................  17,600     74,656
    Allied Properties HK, Ltd.......................... 219,416     42,543
*   Apac Resources, Ltd................................ 320,000      6,246
    APT Satellite Holdings, Ltd........................  29,000     36,525
    Asia Financial Holdings, Ltd.......................  54,874     22,684
    Asia Satellite Telecommunications Holdings, Ltd....  11,500     44,449
    Asia Standard International Group..................  24,940      5,891
    Associated International Hotels, Ltd...............  28,000     79,582
    Bonjour Holdings, Ltd..............................  56,000     11,002
*   Brightoil Petroleum Holdings, Ltd.................. 123,000     33,720
*   Brockman Mining, Ltd............................... 256,330     13,361
    Cafe de Coral Holdings, Ltd........................  16,000     49,035
    Century City International Holdings, Ltd...........  43,340      3,507
    Champion Technology Holdings, Ltd..................  88,591      2,356
    Chen Hsong Holdings................................  30,000      9,154
    Chevalier International Holdings, Ltd..............   4,000      6,868
#*  China Daye Non-Ferrous Metals Mining, Ltd.......... 216,000      5,306

                                     1534

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                         SHARES   VALUE++
                                                        --------- --------
HONG KONG -- (Continued)
    China Electronics Corp. Holdings Co., Ltd..........    68,000 $ 15,662
*   China Energy Development Holdings, Ltd.............   162,000    1,493
*   China Strategic Holdings, Ltd......................   245,000    5,206
    China-Hongkong Photo Products Holdings, Ltd........    90,000    6,668
    Chong Hing Bank, Ltd...............................    11,000   44,000
    Chow Sang Sang Holdings International, Ltd.........    19,000   50,902
    CITIC Telecom International Holdings, Ltd..........    55,000   16,590
    CK Life Sciences International Holdings, Inc.......   152,000   14,684
*   CP Lotus Corp......................................   290,000    6,638
    Cross-Harbour Holdings, Ltd. (The).................    30,658   25,034
    CSI Properties, Ltd................................    89,543    3,292
*   CST Mining Group, Ltd.............................. 1,088,000    8,507
*   Culture Landmark Investment, Ltd...................    16,000    1,046
    Dah Sing Banking Group, Ltd........................    34,400   49,948
    Dah Sing Financial Holdings, Ltd...................    15,050   71,574
    Dickson Concepts International, Ltd................    14,500    8,207
*   EganaGoldpfeil Holdings, Ltd.......................    85,130       --
    Emperor Entertainment Hotel, Ltd...................    40,000   22,275
    Emperor International Holdings.....................   100,333   26,386
    Emperor Watch & Jewellery, Ltd.....................   210,000   13,795
*   EPI Holdings, Ltd..................................       713       23
*   Esprit Holdings, Ltd...............................   130,050  244,823
#   Far East Consortium International, Ltd.............    48,560   17,885
*   Fountain SET Holdings, Ltd.........................    28,000    3,834
*   G-Resources Group, Ltd............................. 1,911,000   48,199
    Get Nice Holdings, Ltd.............................   150,000    6,608
#   Giordano International, Ltd........................    86,000   61,713
    Glorious Sun Enterprises, Ltd......................    48,000   10,979
*   Goldin Financial Holdings, Ltd.....................    60,000   24,406
#*  Goldin Properties Holdings, Ltd....................    42,000   19,307
*   Grande Holdings, Ltd. (The)........................    28,000      278
    Guotai Junan International Holdings, Ltd...........     4,000    2,091
#   Haitong International Securities Group, Ltd........    12,115    6,325
    Harbour Centre Development, Ltd....................    13,500   23,576
    HKR International, Ltd.............................    37,733   17,438
    Hong Kong Aircraft Engineering Co., Ltd............     1,200   15,551
    Hong Kong Ferry Holdings Co., Ltd..................    12,000   11,800
*   Hong Kong Television Network, Ltd..................    32,239   12,131
    Hongkong & Shanghai Hotels (The)...................     2,000    2,736
    Hongkong Chinese, Ltd..............................    90,000   21,917
    Hopewell Holdings, Ltd.............................    42,166  145,556
    Hung Hing Printing Group, Ltd......................    29,815    4,345
#   Hutchison Telecommunications Hong Kong
       Holdings, Ltd...................................   118,000   43,293
#   IT, Ltd............................................    54,000   13,679
    Johnson Electric Holdings, Ltd.....................    75,000   67,130
    K Wah International Holdings, Ltd..................    89,078   69,463
*   King Stone Energy Group, Ltd.......................    59,000    2,220
    Kingston Financial Group, Ltd......................   148,000   16,562
    Kowloon Development Co., Ltd.......................    28,000   32,628
#   L'Occitane International SA........................    35,750   71,308
*   Lai Sun Development................................   885,416   21,946
    Lifestyle International Holdings, Ltd..............    24,000   43,096
    Lippo China Resources, Ltd.........................   586,000   29,036

                                     1535

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
HONG KONG -- (Continued)
    Liu Chong Hing Investment, Ltd.....................  18,000 $ 35,714
#   Luk Fook Holdings International, Ltd...............  20,000   64,295
    Lung Kee Bermuda Holdings..........................  26,000    9,425
    Magnificent Estates................................ 336,000   15,503
    Man Wah Holdings, Ltd..............................  17,600   31,987
#   Midland Holdings, Ltd..............................  60,000   27,308
    Ming Fai International Holdings, Ltd...............  44,000    4,436
*   Ming Fung Jewellery Group, Ltd..................... 100,000    1,769
    Miramar Hotel & Investment.........................  20,000   25,203
#*  Mongolian Mining Corp..............................  68,500    7,420
    NagaCorp, Ltd......................................  92,000   88,027
*   Neo-Neon Holdings, Ltd.............................  25,000    5,413
*   New Times Energy Corp., Ltd........................  23,200    1,616
    Newocean Energy Holdings, Ltd...................... 110,000   93,840
*   Next Media, Ltd....................................  38,000    4,464
*   Norstar Founders Group, Ltd........................  11,200      923
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd.............................................. 115,000    7,810
    Orient Overseas International, Ltd.................  17,000   70,808
    Oriental Watch Holdings............................  14,000    3,599
    Pacific Andes International Holdings, Ltd..........  84,000    3,467
    Pacific Basin Shipping, Ltd........................ 117,000   72,261
    Pacific Textile Holdings, Ltd......................  29,000   41,280
    Paliburg Holdings, Ltd.............................  26,000    8,367
#   PCCW, Ltd.......................................... 208,000   94,670
    Pico Far East Holdings, Ltd........................  96,000   27,362
    Polytec Asset Holdings, Ltd........................  30,000    4,338
    Public Financial Holdings, Ltd.....................  24,000   11,381
    PYI Corp., Ltd..................................... 169,839    3,819
    Regal Hotels International Holdings, Ltd...........  29,000   15,160
*   Rising Development Holdings, Ltd...................  30,000    7,283
#   SA SA International Holdings, Ltd.................. 110,000  105,433
    SEA Holdings, Ltd..................................  38,000   20,853
    Shun Tak Holdings, Ltd............................. 130,000   75,180
    Sing Tao News Corp., Ltd...........................  14,000    2,028
    Singamas Container Holdings, Ltd................... 132,000   29,856
#   SmarTone Telecommunications Holdings, Ltd..........  34,000   37,634
    SOCAM Development, Ltd.............................  12,127   11,724
*   Solomon Systech International, Ltd.................  58,000    3,132
    Soundwill Holdings, Ltd............................   4,000    7,120
    Stella International Holdings, Ltd.................  25,000   58,876
    Sun Hung Kai & Co., Ltd............................  50,464   29,200
    TAI Cheung Holdings................................  25,000   17,839
    Tao Heung Holdings, Ltd............................  17,000   12,125
    Television Broadcasts, Ltd.........................  21,700  135,800
    Texwinca Holdings, Ltd.............................  42,000   40,261
*   Titan Petrochemicals Group, Ltd.................... 160,000       52
    Transport International Holdings, Ltd..............  15,200   30,520
    Trinity, Ltd.......................................  58,000   16,762
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  45,000   25,812
    Upbest Group, Ltd..................................  74,000    8,237
    Value Partners Group, Ltd..........................  53,000   34,434
    Varitronix International, Ltd......................  20,009   21,715
    Victory City International Holdings, Ltd...........  36,937    5,530

                                     1536

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
HONG KONG -- (Continued)
    Vitasoy International Holdings, Ltd................  56,000 $   77,802
    VST Holdings, Ltd..................................  33,600      8,737
    VTech Holdings, Ltd................................   8,200     99,205
    Wai Kee Holdings, Ltd..............................  52,000     13,437
    Wing On Co. International, Ltd.....................  18,000     47,474
    Wing Tai Properties, Ltd...........................   6,000      3,634
    Xinyi Glass Holdings, Ltd.......................... 102,000     82,641
*   Xinyi Solar Holdings, Ltd.......................... 102,000     21,415
    YGM Trading, Ltd...................................   4,000      8,647
                                                                ----------
TOTAL HONG KONG........................................          3,844,549
                                                                ----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C.............................  12,225     23,711
    C&C Group P.L.C....................................  18,373    104,220
    FBD Holdings P.L.C.(4330231).......................   1,355     32,489
    FBD Holdings P.L.C.(0329028).......................   1,308     32,091
    Glanbia P.L.C......................................   7,611    110,489
    Irish Continental Group P.L.C......................     376     14,150
*   Kenmare Resources P.L.C............................  51,008     15,108
    Kingspan Group P.L.C.(4491235).....................     841     16,056
    Kingspan Group P.L.C.(0492793).....................   7,217    137,557
    Paddy Power P.L.C.(4828974)........................     123      9,700
    Paddy Power P.L.C.(0258810)........................     859     67,867
    Smurfit Kappa Group P.L.C..........................   5,921    138,642
                                                                ----------
TOTAL IRELAND..........................................            702,080
                                                                ----------
ISRAEL -- (0.6%)
*   Africa Israel Investments, Ltd.....................   2,097      4,681
*   Allot Communications, Ltd..........................     809     13,034
*   AudioCodes, Ltd....................................   1,200      8,656
    Cellcom Israel, Ltd................................   2,403     29,853
*   Clal Biotechnology Industries, Ltd.................   4,323      9,858
    Clal Insurance Enterprises Holdings, Ltd...........   1,159     20,966
    Delek Automotive Systems, Ltd......................   1,389     14,351
    Elbit Systems, Ltd.................................   1,466     82,371
*   EZchip Semiconductor, Ltd..........................   1,166     28,906
    First International Bank Of Israel, Ltd............     990     15,681
    Frutarom Industries, Ltd...........................   2,470     53,785
*   Given Imaging, Ltd.................................     364     10,794
*   Hadera Paper, Ltd..................................     146      7,223
    Harel Insurance Investments & Financial Services,
      Ltd..............................................  11,530     65,038
*   Israel Discount Bank, Ltd. Class A.................  18,996     32,576
    Ituran Location and Control, Ltd...................     828     18,086
*   Jerusalem Oil Exploration..........................     300     12,058
*   Kamada, Ltd........................................   1,265     19,211
    Matrix IT, Ltd.....................................   1,899      9,898
*   Mazor Robotics, Ltd................................     951     11,978
    Melisron, Ltd......................................     358      9,319
    Menorah Mivtachim Holdings, Ltd....................   1,117     13,081
    Migdal Insurance & Financial Holding, Ltd..........  14,636     23,730
*   Nitsba Holdings 1995, Ltd..........................   1,363     20,013
*   Nova Measuring Instruments, Ltd....................   1,136     12,346

                                     1537

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
ISRAEL -- (Continued)
*   Oil Refineries, Ltd................................  86,916 $ 24,842
    Ormat Industries...................................   2,690   17,693
    Osem Investments, Ltd..............................   1,314   29,182
*   Partner Communications Co., Ltd....................   4,170   35,720
    Paz Oil Co., Ltd...................................     314   46,532
    Phoenix Holdings, Ltd. (The).......................   4,361   15,249
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     415   23,999
    Shikun & Binui, Ltd................................  16,842   39,270
    Shufersal, Ltd.....................................   4,123   15,593
    Strauss Group, Ltd.................................   3,088   54,196
*   Tower Semiconductor, Ltd...........................     486    2,963
                                                                --------
TOTAL ISRAEL...........................................          852,732
                                                                --------
ITALY -- (3.2%)
    A2A SpA............................................ 100,330  107,945
    ACEA SpA...........................................   3,393   37,293
    Amplifon SpA.......................................   9,533   51,322
    Ansaldo STS SpA....................................   6,197   68,972
*   Arnoldo Mondadori Editore SpA......................   7,418   13,396
    Astaldi SpA........................................   3,158   30,028
    Atlantia SpA.......................................   3,827   87,049
*   Autogrill SpA......................................   9,775   89,498
    Azimut Holding SpA.................................   8,914  257,651
#*  Banca Carige SpA...................................  36,773   19,650
    Banca Generali SpA.................................   2,496   76,280
*   Banca Piccolo Credito Valtellinese Scarl...........  30,346   48,996
*   Banca Popolare dell'Emilia Romagna SC..............  22,456  211,534
#*  Banca Popolare dell'Etruria e del Lazio............     594      552
#*  Banca Popolare di Milano Scarl..................... 240,454  145,070
    Banca Popolare di Sondrio Scarl....................  19,733  109,855
#   Banca Profilo SpA..................................  12,870    4,259
    Banco di Desio e della Brianza SpA.................   5,000   17,590
#*  Banco Popolare.....................................  49,446   84,666
    Brembo SpA.........................................   1,837   47,532
#   Brunello Cucinelli SpA.............................     962   26,218
#   Buzzi Unicem SpA...................................   4,209   76,693
*   Caltagirone Editore SpA............................   3,000    4,746
*   Carraro SpA........................................   1,070    4,372
    Cementir Holding SpA...............................   2,366   14,142
*   CIR-Compagnie Industriali Riunite SpA..............  26,265   37,870
    Credito Bergamasco SpA.............................     555   11,316
    Credito Emiliano SpA...............................   5,091   41,583
    Danieli & C Officine Meccaniche SpA................   2,142   71,287
    De'Longhi SpA......................................   4,801   78,825
    DiaSorin SpA.......................................   1,751   78,530
    Ei Towers SpA......................................     747   36,447
    ERG SpA............................................   3,547   48,741
    Esprinet SpA.......................................   1,098    9,119
*   Falck Renewables SpA...............................   2,864    5,362
#*  Finmeccanica SpA...................................  29,283  256,595
*   Fondiaria-Sai SpA..................................  34,231  102,718
#   Geox SpA...........................................   3,764   15,194
*   Gruppo Editoriale L'Espresso SpA...................   7,849   17,228

                                     1538

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
ITALY -- (Continued)
    Hera SpA...........................................  55,107 $  127,063
*   IMMSI SpA..........................................   8,658      5,767
    Indesit Co. SpA....................................   2,500     34,063
    Industria Macchine Automatiche SpA.................   1,436     60,003
*   Intek Group SpA....................................  17,854      7,832
    Interpump Group SpA................................   6,485     83,823
    Iren SpA...........................................  50,122     70,851
    Italcementi SpA....................................   4,664     45,920
*   Italmobiliare SpA..................................     273     10,226
*   Landi Renzo SpA....................................   1,740      2,944
    MARR SpA...........................................   2,329     36,766
*   Mediaset SpA.......................................  37,118    188,780
#   Piaggio & C SpA....................................   8,902     27,216
#*  Prelios SpA........................................   3,444      2,734
#   Prysmian SpA.......................................   3,539     86,402
    Recordati SpA......................................   9,617    150,179
    Sabaf SpA..........................................     217      3,631
    SAES Getters SpA...................................     616      5,847
*   Safilo Group SpA...................................   2,996     69,409
#*  Saras SpA..........................................  16,283     19,740
    Societa Cattolica di Assicurazioni S.c.r.l.........   3,361     84,620
    Societa Iniziative Autostradali e Servizi SpA......   5,499     54,844
    Sogefi SpA.........................................   3,015     16,249
    SOL SpA............................................   2,651     22,036
*   Sorin SpA..........................................  28,294     82,694
*   Tiscali SpA........................................ 110,959      6,377
    Trevi Finanziaria Industriale SpA..................   2,562     21,540
    Unione di Banche Italiane SCPA.....................  36,854    268,060
    Unipol Gruppo Finanziario SpA......................  15,136     86,356
    Vianini Lavori SpA.................................   3,006     20,474
    Vittoria Assicurazioni SpA.........................   2,848     35,513
*   World Duty Free SpA................................   9,775    142,165
*   Yoox SpA...........................................   3,918    148,173
    Zignago Vetro SpA..................................   1,896     13,365
                                                                ----------
TOTAL ITALY............................................          4,487,786
                                                                ----------
JAPAN -- (19.2%)
    77 Bank, Ltd. (The)................................  20,000     91,435
#   Accordia Golf Co., Ltd.............................   7,000     91,515
    Achilles Corp......................................   6,000      8,462
    Adastria Holdings Co., Ltd.........................   1,020     26,780
    ADEKA Corp.........................................   7,200     79,219
    Advan Co., Ltd.....................................   2,000     22,534
    Aeon Fantasy Co., Ltd..............................   1,152     17,455
    Ahresty Corp.......................................     700      6,186
    Ai Holdings Corp...................................   3,200     42,961
    Aica Kogyo Co., Ltd................................   3,000     55,198
    Aichi Bank, Ltd. (The).............................     600     28,287
    Aichi Steel Corp...................................   7,000     28,143
    Aichi Tokei Denki Co., Ltd.........................   3,000      8,681
    Aida Engineering, Ltd..............................   4,000     44,477
    Ain Pharmaciez, Inc................................     600     29,603
#   Aiphone Co., Ltd...................................   1,100     17,987

                                     1539

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Aisan Industry Co., Ltd............................  1,570 $ 14,537
    Akebono Brake Industry Co., Ltd....................  6,500   30,283
    Akita Bank, Ltd. (The)............................. 15,000   39,931
    Alpen Co., Ltd.....................................    800   14,722
    Alpine Electronics, Inc............................  3,800   53,204
*   Alps Electric Co., Ltd............................. 11,600  151,615
    Alps Logistics Co., Ltd............................  1,000   10,570
    Amano Corp.........................................  4,200   43,710
    Anritsu Corp.......................................  4,300   47,137
    AOI Electronic Co., Ltd............................    900   15,335
    AOKI Holdings, Inc.................................  3,200   53,089
    Aomori Bank, Ltd. (The)............................ 17,000   44,615
    Aoyama Trading Co., Ltd............................  3,200   82,101
    Arakawa Chemical Industries, Ltd...................  1,800   15,870
    Arata Corp.........................................  2,000    6,504
    Arcland Sakamoto Co., Ltd..........................  1,500   25,281
    Arcs Co., Ltd......................................  2,200   41,072
    Ariake Japan Co., Ltd..............................    900   22,973
#   Arisawa Manufacturing Co., Ltd.....................  1,000    5,583
    As One Corp........................................    990   22,521
#   Asahi Diamond Industrial Co., Ltd..................  5,000   53,138
    Asahi Holdings, Inc................................  1,100   20,557
#   Asahi Kogyosha Co., Ltd............................  3,000   11,317
    Asahi Organic Chemicals Industry Co., Ltd..........  3,000    6,343
    Asatsu-DK, Inc.....................................  2,100   48,552
*   Ashimori Industry Co., Ltd.........................  3,000    3,905
    ASKA Pharmaceutical Co., Ltd.......................  2,000   15,873
#   ASKUL Corp.........................................  1,100   42,067
    Asunaro Aoki Construction Co., Ltd.................  4,000   22,107
    Atsugi Co., Ltd.................................... 15,000   16,876
    Autobacs Seven Co., Ltd............................  4,500   72,652
    Avex Group Holdings, Inc...........................  2,100   47,924
    Awa Bank, Ltd. (The)............................... 11,000   53,221
    Axial Retailing, Inc...............................  1,200   17,578
    Azbil Corp.........................................  2,200   52,026
    Bando Chemical Industries, Ltd.....................  5,000   19,704
    Bank of Iwate, Ltd. (The)..........................  1,300   57,809
    Bank of Nagoya, Ltd. (The).........................  9,000   29,381
    Bank of Okinawa, Ltd. (The)........................  1,300   47,644
    Bank of Saga, Ltd. (The)...........................  9,000   19,443
    Bank of the Ryukyus, Ltd...........................  4,000   50,239
    Belluna Co., Ltd...................................  2,800   13,450
*   Best Denki Co., Ltd................................  2,500    3,583
#   Bic Camera, Inc....................................     45   26,220
    BML, Inc...........................................  1,000   33,904
#   Bookoff Corp.......................................  1,000    6,887
    Bunka Shutter Co., Ltd.............................  2,984   18,245
    CAC Corp...........................................  1,700   15,509
    Calsonic Kansei Corp............................... 16,000   79,546
    Canon Electronics, Inc.............................  1,500   28,595
    Capcom Co., Ltd....................................  1,800   35,158
    Cawachi, Ltd.......................................  1,300   24,657
    Central Glass Co., Ltd............................. 17,000   53,458

                                     1540

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
*   Chiba Kogyo Bank, Ltd. (The).......................  3,200 $ 22,068
    Chiyoda Co., Ltd...................................  1,700   33,393
    Chofu Seisakusho Co., Ltd..........................  1,800   40,196
    Chori Co., Ltd.....................................    500    5,628
    Chuetsu Pulp & Paper Co., Ltd......................  8,000   16,634
*   Chugai Mining Co., Ltd.............................  5,000    1,556
    Chugai Ro Co., Ltd.................................  7,000   16,970
    Chugoku Marine Paints, Ltd.........................  4,000   21,670
    Chukyo Bank, Ltd. (The)............................  7,000   12,003
    Chuo Spring Co., Ltd...............................  5,000   14,736
    CKD Corp...........................................  4,700   47,612
#*  Clarion Co., Ltd................................... 13,000   18,673
    Cleanup Corp.......................................  2,000   17,380
#   CMIC Holdings Co., Ltd.............................    600    7,764
    CMK Corp...........................................  2,000    4,966
    Coca-Cola East Japan Co., Ltd......................  4,770  117,213
    Cocokara fine, Inc.................................    879   21,673
    Computer Engineering & Consulting, Ltd.............  1,500    9,786
    CONEXIO Corp.......................................  1,300   10,626
    Corona Corp........................................  1,300   14,051
    Cosel Co., Ltd.....................................  1,600   18,315
*   Cosmo Oil Co., Ltd................................. 34,000   63,406
    CREATE SD HOLDINGS Co., Ltd........................  1,000   33,537
    Cybozu, Inc........................................  4,100   16,978
    Dai Nippon Toryo Co., Ltd.......................... 11,000   17,395
    Dai-Dan Co., Ltd...................................  3,000   15,738
    Daibiru Corp.......................................  5,200   58,784
    Daido Metal Co., Ltd...............................  3,000   32,105
#*  Daiei, Inc. (The).................................. 11,850   34,320
    Daifuku Co., Ltd...................................  7,000   82,862
    Daihen Corp........................................ 11,000   48,641
    Daiichi Jitsugyo Co., Ltd..........................  4,000   18,214
    Daiichikosho Co., Ltd..............................  1,100   34,288
    Daiken Corp........................................  9,000   23,088
    Daiki Aluminium Industry Co., Ltd..................  3,000    7,833
    Daikoku Denki Co., Ltd.............................    900   21,393
#   Daikyo, Inc........................................ 30,000   72,909
    Dainichiseika Color & Chemicals Manufacturing Co.,
      Ltd..............................................  4,000   17,878
#   Daio Paper Corp....................................  6,000   51,525
    Daisan Bank, Ltd. (The)............................  8,000   13,585
    Daiseki Co., Ltd...................................  2,130   39,205
    Daishi Bank, Ltd. (The)............................ 23,000   82,323
    Daiso Co., Ltd.....................................  1,000    3,583
    Daisyo Corp........................................  1,600   20,188
    Daito Bank, Ltd. (The)............................. 10,000   10,849
    Daiwa Industries, Ltd..............................  3,000   19,960
    Daiwabo Holdings Co., Ltd.......................... 22,000   43,139
    DCM Holdings Co., Ltd..............................  5,100   34,176
    Denki Kogyo Co., Ltd...............................  3,000   19,399
    Denyo Co., Ltd.....................................  2,000   27,221
    Descente, Ltd......................................  5,000   32,795
    DMG Mori Seiki Co., Ltd............................  9,600  167,729
    Doshisha Co., Ltd..................................  1,200   16,062

                                     1541

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Doutor Nichires Holdings Co., Ltd..................  2,212 $ 37,962
#   Dr Ci:Labo Co., Ltd................................    700   21,133
    DTS Corp...........................................  1,200   22,652
    Duskin Co., Ltd....................................  2,700   51,599
#   Dwango Co., Ltd....................................  2,300   57,411
    Dydo Drinco, Inc...................................    500   20,038
    Eagle Industry Co., Ltd............................  2,000   32,566
#   EDION Corp.........................................  5,000   27,890
    Ehime Bank, Ltd. (The)............................. 10,000   21,393
    Eighteenth Bank, Ltd. (The)........................ 16,000   35,151
    Eiken Chemical Co., Ltd............................  2,000   36,229
    Eizo Corp..........................................  1,100   27,671
    en-japan, Inc......................................    800   18,202
    Enplas Corp........................................    700   46,614
#   EPS Corp...........................................     20   23,236
    ESPEC Corp.........................................  2,000   16,181
    Exedy Corp.........................................  2,800   87,942
    Ezaki Glico Co., Ltd...............................  3,000   40,079
#   Fancl Corp.........................................  2,700   29,655
    FCC Co., Ltd.......................................  2,100   40,254
#   FIDEA Holdings Co., Ltd............................  7,400   14,299
    Fields Corp........................................  1,100   21,038
#   Foster Electric Co., Ltd...........................  2,000   32,199
    FP Corp............................................    900   56,120
    France Bed Holdings Co., Ltd.......................  8,000   15,190
#*  Fudo Tetra Corp....................................  7,300   11,898
#   Fuji Co. Ltd/Ehime.................................  1,500   25,081
    Fuji Corp., Ltd....................................  3,000   20,716
    Fuji Kosan Co., Ltd................................    600    3,953
#   Fuji Kyuko Co., Ltd................................  4,000   33,089
    Fuji Oil Co. Ltd/Osaka.............................  3,500   51,657
    Fuji Oil Co., Ltd..................................  1,800    5,902
    Fuji Seal International, Inc.......................  1,200   39,849
    Fuji Soft, Inc.....................................  2,700   62,794
    Fujibo Holdings, Inc...............................  8,000   16,577
    Fujicco Co., Ltd...................................  1,400   15,967
    Fujikura Kasei Co., Ltd............................  2,000   11,432
    Fujikura, Ltd...................................... 29,000  134,478
    Fujimi, Inc........................................  1,400   17,235
    Fujimori Kogyo Co., Ltd............................    800   18,554
    Fujitec Co., Ltd...................................  4,000   49,190
    Fujitsu Frontech, Ltd..............................  2,000   28,123
    Fujitsu General, Ltd...............................  6,000   71,388
#   Fujiya Co., Ltd....................................  2,000    3,665
    Fukuda Corp........................................  3,000   12,819
    Fukui Bank, Ltd. (The)............................. 16,000   36,467
    Fukushima Bank, Ltd. (The)......................... 14,000   12,021
#   Fukuyama Transporting Co., Ltd.....................  7,000   37,862
    Funai Electric Co., Ltd............................    600    7,345
    Furukawa Co., Ltd.................................. 18,000   35,693
    Furukawa Electric Co., Ltd......................... 20,000   48,936
    Furusato Industries, Ltd...........................  1,000   11,560
    Fuso Pharmaceutical Industries, Ltd................  5,000   16,814

                                     1542

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Futaba Corp........................................  1,500 $18,611
*   Futaba Industrial Co., Ltd.........................  3,500  13,295
    Future Architect, Inc..............................  2,600  15,956
    Fuyo General Lease Co., Ltd........................  1,000  34,695
    G-Tekt Corp........................................    900  26,779
#   Gakken Holdings Co., Ltd...........................  3,000   8,773
    Gecoss Corp........................................  3,500  32,210
    Geo Holdings Corp..................................  1,800  17,088
#   GLOBERIDE, Inc..................................... 10,000  14,397
    Glory, Ltd.........................................  2,100  52,048
    GMO internet, Inc..................................  2,700  32,930
    Godo Steel, Ltd....................................  6,000  10,173
    Goldcrest Co., Ltd.................................  1,190  29,098
    Goldwin, Inc.......................................  2,000   8,965
    Gulliver International Co., Ltd....................  2,200  15,711
#   Gun-Ei Chemical Industry Co., Ltd..................  7,000  29,443
    Gunze, Ltd......................................... 19,000  49,394
    Gurunavi, Inc......................................    500  14,065
    H2O Retailing Corp.................................  6,000  49,087
    Hakuto Co., Ltd....................................  1,400  13,868
    Hamakyorex Co., Ltd................................    400  11,689
    Hanwa Co., Ltd..................................... 10,000  51,551
    Happinet Corp......................................  1,800  16,039
    Haruyama Trading Co., Ltd..........................  1,400  10,311
#   Hazama Ando Corp...................................  7,210  25,324
    Heiwa Corp.........................................  3,200  56,698
    Heiwa Real Estate Co., Ltd.........................  2,600  39,769
    Heiwado Co., Ltd...................................  2,500  34,501
    HI-LEX Corp........................................  1,100  26,171
    Hibiya Engineering, Ltd............................  3,000  34,596
    Hiday Hidaka Corp..................................    500  12,038
    Higashi Nihon House Co., Ltd.......................  2,000   9,065
    Higashi-Nippon Bank, Ltd. (The)....................  9,000  22,998
    Higo Bank, Ltd. (The).............................. 14,000  72,988
    Hioki EE Corp......................................    300   4,092
    HIS Co., Ltd.......................................    700  38,106
    Hisaka Works, Ltd..................................  2,000  19,691
    Hitachi Koki Co., Ltd..............................  4,100  28,978
    Hitachi Transport System, Ltd......................    800  12,707
    Hitachi Zosen Corp.................................  9,600  69,014
    Hodogaya Chemical Co., Ltd.........................  4,000   7,742
    Hogy Medical Co., Ltd..............................  1,100  56,862
    Hokkaido Coca-Cola Bottling Co., Ltd...............  3,000  14,797
#   Hokkaido Gas Co., Ltd..............................  4,000  10,787
    Hokkan Holdings, Ltd...............................  6,000  18,803
    Hokkoku Bank, Ltd. (The)........................... 18,000  59,851
    Hokuetsu Bank, Ltd. (The).......................... 16,000  31,255
#   Hokuetsu Kishu Paper Co., Ltd...................... 11,500  50,093
    Hokuriku Electric Industry Co., Ltd................  4,000   6,143
    Hokuto Corp........................................  1,600  29,443
#   Honeys Co., Ltd....................................    770   6,859
#   Hoosiers Holdings Co., Ltd.........................    700   4,611
    Horiba, Ltd........................................  2,200  79,645

                                     1543

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Hosiden Corp.......................................  3,100 $ 15,541
    Hosokawa Micron Corp...............................  2,000   12,478
    House Foods Group, Inc.............................  5,200   77,853
    Howa Machinery, Ltd................................    500    4,006
    Hyakugo Bank, Ltd. (The)........................... 19,000   76,577
    Hyakujushi Bank, Ltd. (The)........................ 15,000   48,878
    IBJ Leasing Co., Ltd...............................    900   23,499
*   Ichikoh Industries, Ltd............................  4,000    6,089
    Ichiyoshi Securities Co., Ltd......................  1,600   24,283
    Icom, Inc..........................................    700   15,646
    Idec Corp..........................................  1,600   13,948
#   Ihara Chemical Industry Co., Ltd...................  4,000   28,444
*   Iida Group Holdings Co., Ltd.......................  3,132   55,546
    Iino Kaiun Kaisha, Ltd.............................  7,300   39,893
#   Imasen Electric Industrial.........................    801   11,108
    Inaba Denki Sangyo Co., Ltd........................  1,400   44,445
    Inaba Seisakusho Co., Ltd..........................  1,200   14,162
    Inabata & Co., Ltd.................................  4,000   44,436
    Inageya Co., Ltd...................................  2,000   19,389
    Ines Corp..........................................  3,600   26,472
    Internet Initiative Japan, Inc.....................  2,600   63,834
*   Inui Steamship Co., Ltd............................  1,500    4,928
    Iriso Electronics Co., Ltd.........................    900   41,233
    Iseki & Co., Ltd................................... 14,000   38,963
*   Ishihara Sangyo Kaisha, Ltd........................ 24,000   27,861
    IT Holdings Corp...................................  8,200  135,636
    Itochu Enex Co., Ltd...............................  4,000   23,414
    Itochu-Shokuhin Co., Ltd...........................    600   19,876
    Itoham Foods, Inc..................................  8,631   38,639
    Itoki Corp.........................................  3,000   17,706
*   Iwasaki Electric Co., Ltd..........................  4,000    7,987
    Iwatani Corp....................................... 11,000   63,360
    Iwatsu Electric Co., Ltd...........................  3,000    2,815
    Izumiya Co., Ltd...................................  7,000   30,742
    J-Oil Mills, Inc...................................  6,000   16,639
    Jamco Corp.........................................  2,000   32,366
#   Japan Airport Terminal Co., Ltd....................  2,400   48,093
    Japan Aviation Electronics Industry, Ltd...........  5,000   75,764
#   Japan Cash Machine Co., Ltd........................  1,700   32,149
    Japan Digital Laboratory Co., Ltd..................  2,300   34,294
#   Japan Drilling Co., Ltd............................    600   30,539
    Japan Medical Dynamic Marketing, Inc...............    770    2,401
    Japan Pulp & Paper Co., Ltd........................  5,000   15,806
    Japan Transcity Corp...............................  3,000    9,434
    Japan Vilene Co., Ltd..............................  3,000   18,850
    Japan Wool Textile Co., Ltd. (The).................  6,000   43,151
    JBCC Holdings, Inc.................................  2,000   15,367
    Jeol, Ltd..........................................  4,000   18,483
    Jimoto Holdings, Inc............................... 10,000   19,627
#   Jin Co., Ltd.......................................  1,100   37,769
    Joshin Denki Co., Ltd..............................  2,000   15,188
    JSP Corp...........................................  1,900   28,004
    Juroku Bank, Ltd. (The)............................ 25,000   86,828

                                     1544

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    JVC Kenwood Corp................................... 13,070 $24,636
*   K&O Energy Group, Inc..............................  1,000  14,486
    K's Holdings Corp..................................  1,000  26,613
    kabu.com Securities Co., Ltd.......................  7,800  42,853
    Kadokawa Corp......................................  1,600  51,546
    Kaga Electronics Co., Ltd..........................    900  11,082
#   Kagome Co., Ltd....................................  2,300  38,045
    Kagoshima Bank, Ltd. (The)......................... 11,000  65,858
    Kaken Pharmaceutical Co., Ltd......................  5,000  80,093
    Kameda Seika Co., Ltd..............................  1,200  35,958
    Kamei Corp.........................................  2,000  14,967
    Kanaden Corp.......................................  3,000  20,077
    Kanagawa Chuo Kotsu Co., Ltd.......................  4,000  19,661
#   Kanamoto Co., Ltd..................................  2,000  51,669
    Kandenko Co., Ltd..................................  9,000  45,865
    Kanematsu Corp..................................... 37,025  63,713
    Kanematsu Electronics, Ltd.........................    500   6,594
    Kansai Urban Banking Corp.......................... 11,000  13,310
#*  Kanto Denka Kogyo Co., Ltd.........................  4,000   9,306
#*  Kappa Create Holdings Co., Ltd.....................    200   3,892
    Kasumi Co., Ltd....................................  1,900  12,565
    Katakura Industries Co., Ltd.......................    900  10,069
    Kato Sangyo Co., Ltd...............................  2,000  36,140
    Kato Works Co., Ltd................................  4,000  23,573
    KAWADA TECHNOLOGIES, Inc...........................    200   4,888
    Kawai Musical Instruments Manufacturing Co., Ltd...  5,000   8,860
    Keihin Corp........................................  2,900  43,009
    Keiyo Bank, Ltd. (The).............................  7,000  30,338
#   Keiyo Co., Ltd.....................................  2,000   9,167
    Kentucky Fried Chicken Japan, Ltd..................  1,000  20,848
    KEY Coffee, Inc....................................  1,300  19,824
    Kintetsu World Express, Inc........................  1,200  47,631
    Kinugawa Rubber Industrial Co., Ltd................  3,000  14,462
    Kisoji Co., Ltd....................................    500   9,218
    Kissei Pharmaceutical Co., Ltd.....................  1,100  25,956
    Kita-Nippon Bank, Ltd. (The).......................    400   9,522
    Kitagawa Iron Works Co., Ltd.......................  7,000  12,843
    Kitz Corp..........................................  4,800  22,384
*   Kiyo Bank Ltd (The)................................  4,800  63,142
*   KNT-CT Holdings Co., Ltd...........................  6,000  11,928
    Koa Corp...........................................  1,500  16,541
    Koatsu Gas Kogyo Co., Ltd..........................  4,000  22,263
#   Kohnan Shoji Co., Ltd..............................  2,000  20,958
    Koike Sanso Kogyo Co., Ltd.........................  4,000   8,495
#*  Kojima Co., Ltd....................................  2,300   6,094
    Kokuyo Co., Ltd....................................  5,900  41,148
    Komatsu Seiren Co., Ltd............................  4,000  19,685
    Komeri Co., Ltd....................................  1,800  42,639
    Komori Corp........................................  3,200  49,899
    Konaka Co., Ltd....................................  1,760  14,427
    Konishi Co., Ltd...................................  2,000  37,688
    Kose Corp..........................................  2,000  62,761
#*  Kumagai Gumi Co., Ltd..............................  8,000  20,376

                                     1545

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Kumiai Chemical Industry Co., Ltd..................  2,481 $14,336
    Kura Corp..........................................  1,200  19,959
    Kurabo Industries, Ltd............................. 18,000  32,444
    Kureha Corp........................................ 12,000  54,760
    Kurimoto, Ltd...................................... 11,000  25,331
#   Kuroda Electric Co., Ltd...........................  2,000  30,610
    KYB Co., Ltd.......................................  8,000  39,351
    Kyodo Printing Co., Ltd............................  9,000  24,924
    Kyodo Shiryo Co., Ltd..............................  5,000   5,451
#   Kyoei Steel, Ltd...................................  1,200  24,060
    Kyokuto Kaihatsu Kogyo Co., Ltd....................  2,300  31,553
    Kyokuto Securities Co., Ltd........................  1,100  20,496
    Kyokuyo Co., Ltd...................................  3,000   7,758
#   KYORIN Holdings, Inc...............................  2,900  64,939
    Kyoritsu Maintenance Co., Ltd......................  1,000  35,430
    Kyosan Electric Manufacturing Co., Ltd.............  5,000  15,776
    Kyowa Exeo Corp....................................  6,200  80,964
    Kyudenko Corp......................................  3,000  23,706
#   Lasertec Corp......................................    800   8,488
*   Leopalace21 Corp................................... 13,100  68,296
#   Life Corp..........................................  2,000  28,738
    Lintec Corp........................................  2,700  49,286
    Lion Corp.......................................... 14,000  73,154
    Macnica, Inc.......................................    800  23,633
    Maeda Corp......................................... 11,000  73,691
    Maeda Road Construction Co., Ltd...................  6,000  97,999
    Maezawa Kasei Industries Co., Ltd..................  1,200  12,260
    Maezawa Kyuso Industries Co., Ltd..................  1,200  15,211
    Makino Milling Machine Co., Ltd....................  7,000  57,833
    Mandom Corp........................................  1,100  37,513
    Mars Engineering Corp..............................    700  13,355
    Marubun Corp.......................................  1,900  10,943
    Marudai Food Co., Ltd..............................  5,000  15,034
    Maruetsu, Inc. (The)...............................  5,000  17,568
#   Maruha Nichiro Holdings, Inc....................... 22,525  37,158
    Marukyu Co., Ltd...................................  2,000  23,335
    Marusan Securities Co., Ltd........................  6,000  53,277
#   Maruwa Co. Ltd/Aichi...............................    700  23,804
    Maruyama Manufacturing Co., Inc....................  3,000   7,409
*   Maruzen CHI Holdings Co., Ltd......................    400   1,152
    Maruzen Showa Unyu Co., Ltd........................  6,000  19,421
    Matsuda Sangyo Co., Ltd............................  1,225  15,878
    Matsumotokiyoshi Holdings Co., Ltd.................  1,700  60,504
    Matsuya Foods Co., Ltd.............................  1,000  17,767
    Max Co., Ltd.......................................  4,000  44,276
    Maxvalu Tokai Co., Ltd.............................  1,000  15,667
#   Megmilk Snow Brand Co., Ltd........................  3,900  48,527
    Meidensha Corp..................................... 12,000  48,062
    Meitec Corp........................................  1,900  50,655
    Meito Sangyo Co., Ltd..............................  1,200  12,240
#   Meiwa Corp.........................................  3,000  10,059
*   Meiwa Estate Co., Ltd..............................  1,700   8,024
#   Melco Holdings, Inc................................  1,400  23,010

                                     1546

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Message Co., Ltd...................................  1,100 $ 36,649
#   Michinoku Bank, Ltd. (The).........................  9,000   17,636
    Mie Bank, Ltd. (The)...............................  5,000   11,014
    Milbon Co., Ltd....................................    600   21,453
    Mimasu Semiconductor Industry Co., Ltd.............  1,219   10,132
    Minato Bank, Ltd. (The)............................ 21,000   35,251
    Ministop Co., Ltd..................................  1,500   24,012
    Mirait Holdings Corp...............................  4,400   38,541
    Misawa Homes Co., Ltd..............................  2,000   28,076
    Mitani Corp........................................  1,200   25,251
    Mito Securities Co., Ltd...........................  4,000   18,038
    Mitsuba Corp.......................................  4,000   66,626
*   Mitsubishi Paper Mills, Ltd........................ 13,000   12,512
    Mitsubishi Pencil Co., Ltd.........................    300    6,946
    Mitsubishi Shokuhin Co., Ltd.......................    800   18,955
    Mitsubishi Steel Manufacturing Co., Ltd............ 14,000   34,958
    Mitsuboshi Belting Co., Ltd........................  5,000   27,914
    Mitsui Engineering & Shipbuilding Co., Ltd......... 58,000  113,144
    Mitsui High-Tec, Inc...............................  3,300   21,942
    Mitsui Matsushima Co., Ltd......................... 10,000   15,534
    Mitsui Mining & Smelting Co., Ltd.................. 32,000   85,213
    Mitsui Sugar Co., Ltd..............................  6,000   25,558
    Mitsui-Soko Co., Ltd............................... 10,000   43,480
*   Mitsumi Electric Co., Ltd..........................  7,500   53,153
    Mitsuuroko Holdings Co., Ltd.......................  3,000   16,602
    Miura Co., Ltd.....................................  2,000   51,862
    Miyazaki Bank, Ltd. (The).......................... 11,000   30,487
#   Mizuno Corp........................................  9,000   44,982
    Mochida Pharmaceutical Co., Ltd....................    600   34,847
    Modec, Inc.........................................  1,500   40,775
    Monex Group, Inc................................... 10,200   42,917
    MonotaRO Co., Ltd..................................  1,000   21,245
    Morinaga & Co., Ltd................................ 16,000   34,301
#   Morinaga Milk Industry Co., Ltd.................... 14,000   41,137
    Morita Holdings Corp...............................  4,000   31,321
    MOS Food Services, Inc.............................  2,000   41,688
    Moshi Moshi Hotline, Inc...........................  3,700   38,721
#   Musashi Seimitsu Industry Co., Ltd.................  1,200   23,445
    Musashino Bank, Ltd. (The).........................  2,900   93,084
    Nachi-Fujikoshi Corp............................... 13,000   82,079
    Nafco Co., Ltd.....................................    400    6,143
    Nagaileben Co., Ltd................................    800   13,329
    Nagano Bank, Ltd. (The)............................  6,000   10,738
    Nagase & Co., Ltd..................................  3,500   41,015
    Nagatanien Co., Ltd................................  2,000   18,012
    Nakamuraya Co., Ltd................................  3,000   11,647
#*  Nakayama Steel Works, Ltd..........................  5,000    4,392
    Namura Shipbuilding Co., Ltd.......................  3,200   43,783
    Nanto Bank, Ltd. (The)............................. 14,000   49,165
    NDS Co., Ltd.......................................  5,000   14,077
    NEC Fielding, Ltd..................................  1,200   16,928
    NEC Networks & System Integration Corp.............  1,700   39,480
#   NET One Systems Co., Ltd...........................  6,200   38,529

                                     1547

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Neturen Co., Ltd...................................  2,600 $ 19,463
    Nichi-iko Pharmaceutical Co., Ltd..................  2,850   42,286
    Nichia Steel Works, Ltd............................  4,000   14,117
#   Nichias Corp.......................................  6,000   41,898
    Nichicon Corp......................................  4,800   40,833
    Nichiha Corp.......................................  1,500   20,569
    Nichii Gakkan Co...................................  2,900   24,657
    Nichirei Corp...................................... 20,000   90,625
    Nichireki Co., Ltd.................................  2,000   22,417
#   Nidec Corp.........................................    616   68,534
    Nifco, Inc.........................................  2,800   72,844
    Nihon Dempa Kogyo Co., Ltd.........................    600    5,074
    Nihon Eslead Corp..................................  1,000   10,879
    Nihon Kohden Corp..................................  1,900   74,071
    Nihon M&A Center, Inc..............................    400   33,218
    Nihon Nohyaku Co., Ltd.............................  5,000   69,765
    Nihon Parkerizing Co., Ltd.........................  2,000   43,236
    Nihon Unisys, Ltd..................................  4,200   42,682
    Nihon Yamamura Glass Co., Ltd......................  8,000   14,305
    Nikkiso Co., Ltd...................................  4,000   50,366
    Nippon Beet Sugar Manufacturing Co., Ltd...........  5,000    9,670
#   Nippon Carbon Co., Ltd.............................  5,000    9,142
#   Nippon Ceramic Co., Ltd............................  1,000   15,361
*   Nippon Chemi-Con Corp.............................. 10,000   32,818
#*  Nippon Chemical Industrial Co., Ltd................  2,000    2,666
    Nippon Chemiphar Co., Ltd..........................  3,000   13,518
    Nippon Coke & Engineering Co., Ltd................. 12,500   16,767
#*  Nippon Columbia Co., Ltd...........................    150      808
    Nippon Concrete Industries Co., Ltd................  3,000   15,024
#   Nippon Denko Co., Ltd..............................  6,000   17,241
    Nippon Densetsu Kogyo Co., Ltd.....................  4,000   51,330
    Nippon Filcon Co., Ltd.............................  2,000    8,471
#   Nippon Flour Mills Co., Ltd........................ 12,000   59,780
#   Nippon Gas Co., Ltd................................  2,000   20,903
    Nippon Kasei Chemical Co., Ltd.....................  5,000    7,129
*   Nippon Kinzoku Co., Ltd............................  3,000    4,008
    Nippon Koei Co., Ltd...............................  5,000   22,089
    Nippon Konpo Unyu Soko Co., Ltd....................  4,000   71,024
#*  Nippon Koshuha Steel Co., Ltd...................... 10,000   10,380
    Nippon Light Metal Holdings Co., Ltd............... 31,000   43,979
#   Nippon Paper Industries Co., Ltd...................  7,100  127,791
    Nippon Pillar Packing Co., Ltd.....................  2,000   13,065
#   Nippon Piston Ring Co., Ltd........................  7,000   14,203
    Nippon Road Co., Ltd. (The)........................  8,000   42,419
    Nippon Seiki Co., Ltd..............................  2,000   37,511
#   Nippon Sharyo, Ltd.................................  4,000   19,871
*   Nippon Sheet Glass Co., Ltd........................ 79,000  102,891
    Nippon Shinyaku Co., Ltd...........................  3,000   58,685
    Nippon Signal Co., Ltd.............................  4,500   39,543
    Nippon Soda Co., Ltd............................... 13,000   73,858
    Nippon Steel & Sumikin Bussan Corp.................  6,480   24,595
*   Nippon Suisan Kaisha, Ltd.......................... 31,700   64,830
    Nippon Synthetic Chemical Industry Co., Ltd. (The).  3,000   26,719

                                     1548

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VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Nippon Thompson Co., Ltd...........................  3,000 $ 14,796
    Nippon Valqua Industries, Ltd......................  6,000   16,312
#*  Nippon Yakin Kogyo Co., Ltd........................  4,000   11,551
#   Nipro Corp.........................................  9,000   78,243
    Nishi-Nippon Railroad Co., Ltd..................... 16,000   60,716
    Nishimatsu Construction Co., Ltd................... 25,000   86,185
    Nishimatsuya Chain Co., Ltd........................  3,000   23,693
    Nishio Rent All Co., Ltd...........................  1,500   39,815
    Nissei Corp........................................    400    3,516
*   Nissha Printing Co., Ltd...........................  2,900   41,604
    Nisshin Fudosan Co.................................  2,800   10,496
#   Nisshin Oillio Group, Ltd. (The)................... 10,000   32,937
    Nisshin Steel Holdings Co., Ltd....................  7,348   77,964
    Nisshinbo Holdings, Inc............................  8,000   69,589
    Nissin Corp........................................  5,000   13,734
    Nissin Electric Co., Ltd...........................  2,000   10,493
#   Nissin Kogyo Co., Ltd..............................  2,100   42,705
#   Nitta Corp.........................................  1,300   29,337
    Nittan Valve Co., Ltd..............................  2,000    6,385
    Nittetsu Mining Co., Ltd...........................  3,000   13,981
#   Nitto Boseki Co., Ltd..............................  4,000   17,368
    Nitto Kogyo Corp...................................  3,000   51,914
    Nitto Kohki Co., Ltd...............................    100    1,790
    Nitto Seiko Co., Ltd...............................  3,000    9,737
    Noevir Holdings Co., Ltd...........................  1,100   20,191
    NOF Corp........................................... 12,000   83,844
    Nomura Co., Ltd....................................  4,000   34,131
    Noritake Co., Ltd/Nagoya...........................  8,000   19,609
    Noritsu Koki Co., Ltd..............................  1,200    7,529
    Noritz Corp........................................  2,000   41,846
    North Pacific Bank, Ltd............................ 26,500  103,485
#   NS Solutions Corp..................................  1,400   35,772
    NSD Co., Ltd.......................................  2,400   32,955
    Nuflare Technology, Inc............................    300   31,304
    Obara Group, Inc...................................    600   18,715
    OBIC Business Consultants, Ltd.....................    200    6,724
    Oenon Holdings, Inc................................  5,000   11,039
    Ogaki Kyoritsu Bank, Ltd. (The).................... 22,000   61,358
#   Ohsho Food Service Corp............................  1,100   36,074
#   Oiles Corp.........................................  1,728   40,255
    Oita Bank, Ltd. (The).............................. 13,000   52,429
    Okabe Co., Ltd.....................................  4,000   50,128
    Okamoto Industries, Inc............................  6,000   19,692
    Okamura Corp.......................................  3,000   24,926
*   Oki Electric Industry Co., Ltd..................... 15,000   34,034
    Okinawa Electric Power Co., Inc. (The).............  1,077   33,728
#   OKK Corp...........................................  5,000    6,808
    OKUMA Corp......................................... 11,000  105,516
    Okumura Corp....................................... 12,000   53,175
    Okura Industrial Co., Ltd..........................  4,000   12,911
    Okuwa Co., Ltd.....................................  2,000   17,093
    Olympic Group Corp.................................  1,800   13,510
    ONO Sokki Co., Ltd.................................  3,000   13,973

                                     1549

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Onoken Co., Ltd....................................  2,000 $ 24,081
    Onward Holdings Co., Ltd...........................  9,000   64,960
    Organo Corp........................................  4,000   18,344
#   Origin Electric Co., Ltd...........................  3,000    9,298
    Osaka Steel Co., Ltd...............................    900   15,154
#   OSAKA Titanium Technologies Co., Ltd...............  1,600   25,748
#   Osaki Electric Co., Ltd............................  3,000   17,784
    OSG Corp...........................................  5,300   98,111
    Oyo Corp...........................................    900   13,964
    Pacific Industrial Co., Ltd........................  4,000   25,412
#   Pacific Metals Co., Ltd............................  8,000   27,837
    Pack Corp. (The)...................................    700   12,156
    Pal Co., Ltd.......................................    900   17,203
    Paltac Corp........................................  2,500   33,405
    PanaHome Corp......................................  6,000   41,611
    Panasonic Industrial Devices SUNX Co., Ltd.........  2,700   12,472
    Panasonic Information Systems......................    400   10,831
#   Paramount Bed Holdings Co., Ltd....................  1,100   35,879
    Parco Co., Ltd.....................................    400    3,673
    Paris Miki Holdings, Inc...........................  1,000    4,478
    Pasco Corp.........................................  1,000    4,705
    Penta-Ocean Construction Co., Ltd.................. 18,000   64,694
#   Pigeon Corp........................................  2,600  118,400
    Pilot Corp.........................................  1,500   45,558
    Piolax, Inc........................................  1,000   37,707
#*  Pioneer Corp....................................... 21,000   44,910
    Plenus Co., Ltd....................................  1,900   44,233
    Press Kogyo Co., Ltd...............................  9,000   38,211
    Prima Meat Packers, Ltd............................ 15,000   27,273
    Raito Kogyo Co., Ltd...............................  2,400   16,201
*   Rasa Industries, Ltd...............................  3,000    4,777
    Relo Holdings, Inc.................................    600   31,228
    Rengo Co., Ltd..................................... 17,000   89,442
#*  Renown, Inc........................................  3,000    3,824
    Resort Solution Co., Ltd...........................  4,000    9,640
    Rheon Automatic Machinery Co., Ltd.................  2,000   11,738
    Rhythm Watch Co., Ltd.............................. 10,000   13,413
    Ricoh Leasing Co., Ltd.............................  1,000   26,666
    Right On Co., Ltd..................................  1,125    7,828
    Riken Corp.........................................  7,000   32,734
    Riken Technos Corp.................................  5,000   30,010
    Riken Vitamin Co., Ltd.............................  2,000   47,732
    Riso Kagaku Corp...................................  1,400   27,824
    Rock Field Co., Ltd................................    300    5,268
    Rohto Pharmaceutical Co., Ltd......................  3,000   48,134
    Roland Corp........................................  2,000   26,688
    Roland DG Corp.....................................  1,200   38,883
    Round One Corp.....................................  5,300   49,070
    Royal Holdings Co., Ltd............................  2,000   28,901
    Ryobi, Ltd......................................... 11,000   44,728
    Ryoden Trading Co., Ltd............................  3,000   21,091
    Ryosan Co., Ltd....................................  2,800   58,385
    Ryoyo Electro Corp.................................  2,000   21,146

                                     1550

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    S Foods, Inc.......................................  2,000 $21,163
    Saibu Gas Co., Ltd................................. 24,000  56,461
    Saizeriya Co., Ltd.................................  2,400  28,197
    Sakai Chemical Industry Co., Ltd...................  7,000  21,081
    Sakata INX Corp....................................  3,000  27,156
    Sakata Seed Corp...................................  2,000  25,534
    Sala Corp..........................................  4,000  19,033
    San-A Co., Ltd.....................................  1,000  28,289
    San-Ai Oil Co., Ltd................................  4,000  19,302
    San-In Godo Bank, Ltd. (The)....................... 14,000  97,086
#   Sanden Corp........................................ 10,000  47,573
    Sangetsu Co., Ltd..................................  2,100  51,475
#*  Sanix, Inc.........................................  2,900  24,585
#   Sanken Electric Co., Ltd........................... 10,000  68,881
    Sanki Engineering Co., Ltd.........................  5,000  30,630
    Sankyo Seiko Co., Ltd..............................  4,000  14,188
    Sankyo Tateyama, Inc...............................  1,600  37,359
    Sankyu, Inc........................................ 19,000  71,535
    Sanoh Industrial Co., Ltd..........................  3,000  20,909
    Sanshin Electronics Co., Ltd.......................  2,000  14,188
    Sanwa Holdings Corp................................  9,000  62,726
    Sanyo Chemical Industries, Ltd.....................  7,000  48,880
    Sanyo Denki Co., Ltd...............................  4,000  26,610
    Sanyo Electric Railway Co., Ltd....................  6,000  23,898
    Sanyo Shokai, Ltd.................................. 11,000  29,483
    Sanyo Special Steel Co., Ltd.......................  6,000  26,561
    Sapporo Holdings, Ltd.............................. 16,000  60,476
*   Sasebo Heavy Industries Co., Ltd...................  7,000   9,234
#   Sato Holdings Corp.................................    300   6,632
    Sato Shoji Corp....................................  2,000  13,070
    Satori Electric Co., Ltd...........................  1,000   6,125
#   Sawada Holdings Co., Ltd...........................  3,300  38,691
    Saxa Holdings, Inc.................................  4,000   5,994
    Secom Joshinetsu Co., Ltd..........................    900  22,138
    Seika Corp.........................................  8,000  18,956
    Seikagaku Corp.....................................  1,700  25,318
    Seiko Holdings Corp................................ 10,000  49,273
    Seino Holdings Co., Ltd............................  5,000  47,211
    Seiren Co., Ltd....................................  5,300  40,903
    Sekisui Jushi Corp.................................  2,000  27,983
    Sekisui Plastics Co., Ltd..........................  7,000  19,185
#   Senko Co., Ltd.....................................  6,000  29,354
#   Senshu Electric Co., Ltd...........................  1,000  12,978
    Senshu Ikeda Holdings, Inc......................... 14,100  62,875
    Senshukai Co., Ltd.................................  3,000  24,787
#   Seria Co., Ltd.....................................    600  24,730
*   Shibaura Mechatronics Corp.........................  4,000   9,202
    Shibusawa Warehouse Co., Ltd. (The)................  6,000  21,314
#   Shibuya Kogyo Co., Ltd.............................  1,200  30,644
    Shiga Bank, Ltd. (The).............................  5,000  24,420
#   Shikibo, Ltd.......................................  9,000  11,566
    Shikoku Bank, Ltd. (The)........................... 12,000  26,258
    Shikoku Chemicals Corp.............................  3,000  22,967

                                     1551

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Shima Seiki Manufacturing, Ltd.....................  2,100 $ 34,251
    Shimachu Co., Ltd..................................  3,300   73,412
    Shimizu Bank, Ltd. (The)...........................    400   10,057
    Shin-Etsu Polymer Co., Ltd.........................  5,000   18,582
    Shinagawa Refractories Co., Ltd....................  5,000   10,834
    Shindengen Electric Manufacturing Co., Ltd.........  3,000   18,459
#   Shinkawa, Ltd......................................  1,000    5,861
    Shinko Electric Industries Co., Ltd................  6,300   48,297
    Shinko Plantech Co., Ltd...........................  3,000   22,338
    Shinko Shoji Co., Ltd..............................  2,000   17,640
    Shinmaywa Industries, Ltd..........................  8,000   68,808
    Shinnihon Corp.....................................  4,000   11,791
    Ship Healthcare Holdings, Inc......................  1,800   68,766
    Shiroki Corp.......................................  7,000   15,728
#   Shizuoka Gas Co., Ltd..............................  5,000   29,499
    Shobunsha Publications, Inc........................  1,300    9,024
    Showa Corp.........................................  2,400   31,696
    Showa Sangyo Co., Ltd.............................. 10,000   31,979
    Siix Corp..........................................  2,400   33,573
    Sinanen Co., Ltd...................................  3,000   12,117
    Sinfonia Technology Co., Ltd.......................  6,000    9,631
    Sintokogio, Ltd....................................  3,938   29,942
    SKY Perfect JSAT Holdings, Inc.....................  2,100   10,812
    SMK Corp...........................................  5,000   24,232
    Sodick Co., Ltd....................................  4,100   17,600
    Sotetsu Holdings, Inc.............................. 14,000   50,364
#   Square Enix Holdings Co., Ltd......................  4,800  135,328
    SRA Holdings.......................................  1,000   13,638
    St Marc Holdings Co., Ltd..........................    500   23,810
    Star Micronics Co., Ltd............................  3,100   35,821
    Starzen Co., Ltd...................................  4,000   10,826
    Stella Chemifa Corp................................    900   13,393
    Sumida Corp........................................  1,100    5,477
    Suminoe Textile Co., Ltd...........................  5,000   14,666
    Sumitomo Bakelite Co., Ltd......................... 18,000   67,112
    Sumitomo Densetsu Co., Ltd.........................  1,100   16,031
#*  Sumitomo Mitsui Construction Co., Ltd..............  9,660   10,772
    Sumitomo Osaka Cement Co., Ltd..................... 30,000  112,168
    Sumitomo Precision Products Co., Ltd...............  2,000    8,439
#   Sumitomo Seika Chemicals Co., Ltd..................  4,000   31,812
    Sumitomo Warehouse Co., Ltd. (The)................. 11,000   58,381
*   SWCC Showa Holdings Co., Ltd....................... 12,000   12,923
    Systena Corp.......................................  1,300    9,481
    T Hasegawa Co., Ltd................................  1,600   22,232
    T RAD Co., Ltd.....................................  5,000   13,412
    T&K Toka Co., Ltd..................................    500   10,646
#   Tachi-S Co., Ltd...................................  2,100   28,555
    Tadano, Ltd........................................  6,000   84,286
    Taihei Dengyo Kaisha, Ltd..........................  3,000   19,053
    Taiho Kogyo Co., Ltd...............................  1,900   18,648
    Taikisha, Ltd......................................  2,000   43,340
    Taiko Bank, Ltd. (The).............................  4,000    8,173
    Taiyo Holdings Co., Ltd............................    400   12,975

                                     1552

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#   Taiyo Yuden Co., Ltd...............................  8,000 $ 96,217
    Takamatsu Construction Group Co., Ltd..............  1,600   27,784
    Takaoka Toko Holdings Co., Ltd.....................    400    7,059
    Takara Standard Co., Ltd...........................  7,000   50,051
    Takasago International Corp........................  7,000   38,582
    Takasago Thermal Engineering Co., Ltd..............  6,000   53,815
    Takeei Corp........................................  1,900   20,476
    Takeuchi Manufacturing Co., Ltd....................    500   14,719
    Takiron Co., Ltd...................................  3,000   12,768
    Takuma Co., Ltd....................................  6,000   53,927
#   Tamron Co., Ltd....................................  1,500   35,973
    Tamura Corp........................................  4,000   11,260
    Tatsuta Electric Wire and Cable Co., Ltd...........  2,000   11,843
#*  Teac Corp..........................................  5,000    4,260
    TECHNO ASSOCIE Co., Ltd............................  1,800   20,988
    Tecmo Koei Holdings Co., Ltd.......................  3,000   36,571
    Teikoku Tsushin Kogyo Co., Ltd.....................  4,000    6,687
#*  Tekken Corp........................................ 11,000   30,456
#   Temp Holdings Co., Ltd.............................  1,700   50,846
    Tenma Corp.........................................  2,000   27,551
    TKC Corp...........................................  1,600   29,737
*   Toa Corp........................................... 12,000   25,843
    TOA ROAD Corp......................................  3,000   14,752
    Toagosei Co., Ltd.................................. 25,000  102,866
*   Tobishima Corp.....................................  2,400    3,668
    TOC Co., Ltd.......................................  5,000   36,125
    Tocalo Co., Ltd....................................  1,000   16,604
    Tochigi Bank, Ltd. (The)........................... 10,000   38,978
    Toda Corp.......................................... 17,000   56,556
    Toei Co., Ltd......................................  5,000   30,430
    Toenec Corp........................................  3,000   18,570
    Toho Bank, Ltd. (The).............................. 21,000   64,017
#   Toho Holdings Co., Ltd.............................  3,000   52,762
#   Toho Titanium Co., Ltd.............................  2,900   18,863
    Toho Zinc Co., Ltd.................................  6,000   21,047
    Tohoku Bank, Ltd. (The)............................  8,000   11,434
    Tokai Carbon Co., Ltd.............................. 13,000   41,663
    Tokai Corp/Gifu....................................    200    5,932
    TOKAI Holdings Corp................................  5,000   16,223
    Tokai Rubber Industries, Ltd.......................  2,700   28,010
    Token Corp.........................................    480   22,213
    Tokushu Tokai Paper Co., Ltd.......................  5,189   10,669
    Tokuyama Corp...................................... 20,000   79,914
    Tokyo Dome Corp.................................... 16,000   94,553
    Tokyo Energy & Systems, Inc........................  2,000   10,205
#*  Tokyo Kikai Seisakusho, Ltd........................  6,000    6,114
    Tokyo Ohka Kogyo Co., Ltd..........................  2,700   53,639
    Tokyo Rakutenchi Co., Ltd..........................  5,000   22,709
*   Tokyo Rope Manufacturing Co., Ltd..................  4,000    6,256
    Tokyo Seimitsu Co., Ltd............................  2,300   44,797
#*  Tokyo Steel Manufacturing Co., Ltd.................  9,000   45,476
    Tokyo Tekko Co., Ltd...............................  3,000   10,902
    Tokyo Theatres Co., Inc............................  6,000    9,061

                                     1553

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Tokyo Tomin Bank, Ltd. (The).......................  1,300 $12,967
    Tokyu Recreation Co., Ltd..........................  3,000  17,103
    Toli Corp..........................................  6,000  12,161
    Tomato Bank, Ltd...................................  9,000  14,760
    Tomen Electronics Corp.............................    800  12,819
    TOMONY Holdings, Inc............................... 10,000  39,325
    Tomy Co., Ltd......................................  5,617  25,397
    Tonami Holdings Co., Ltd...........................  3,000   5,913
    Topcon Corp........................................  2,800  38,597
    Toppan Forms Co., Ltd..............................  2,600  22,542
    Topre Corp.........................................  2,100  27,107
    Topy Industries, Ltd............................... 16,000  27,924
#   Toridoll.corp......................................  1,200  10,327
    Torishima Pump Manufacturing Co., Ltd..............  2,000  21,362
    Toshiba Machine Co., Ltd........................... 10,000  53,995
    Toshiba Plant Systems & Services Corp..............  4,000  59,192
    Toshiba TEC Corp...................................  8,000  53,062
#   Tosho Printing Co., Ltd............................  5,000  19,734
    Totetsu Kogyo Co., Ltd.............................  3,000  60,409
    Tottori Bank, Ltd. (The)...........................  6,000  10,645
    Towa Bank, Ltd. (The).............................. 10,000   9,798
#   Towa Pharmaceutical Co., Ltd.......................    900  36,399
    Toyo Construction Co., Ltd.........................  3,200  11,453
    Toyo Corp..........................................  3,000  30,685
    Toyo Denki Seizo - Toyo Electric Manufacturing
      Co., Ltd.........................................  5,000  16,484
#   Toyo Engineering Corp..............................  9,000  39,210
    Toyo Ink SC Holdings Co., Ltd...................... 15,000  72,125
    Toyo Kanetsu KK.................................... 12,000  32,945
    Toyo Kohan Co., Ltd................................  3,000  13,745
    Toyo Securities Co., Ltd...........................  5,000  18,076
    Toyo Tanso Co., Ltd................................    300   5,872
    Toyo Tire & Rubber Co., Ltd........................ 11,205  63,034
    Toyobo Co., Ltd.................................... 51,000  90,547
    TPR Co., Ltd.......................................  2,100  35,378
    Transcosmos, Inc...................................  1,900  39,721
    Trusco Nakayama Corp...............................  1,400  32,232
    TSI Holdings Co., Ltd..............................  6,525  38,686
    Tsubakimoto Chain Co...............................  9,000  71,064
#   Tsugami Corp.......................................  5,000  28,951
    Tsukishima Kikai Co., Ltd..........................  3,000  30,170
    Tsukuba Bank, Ltd..................................  5,500  19,440
    Tsukui Corp........................................    600   5,577
    Tsurumi Manufacturing Co., Ltd.....................  2,000  24,187
    Tsutsumi Jewelry Co., Ltd..........................    800  18,370
#   U-Shin, Ltd........................................  2,000  13,056
    UACJ Corp.......................................... 16,034  62,482
    Ube Industries, Ltd................................  8,400  17,236
    Uchida Yoko Co., Ltd...............................  4,000  11,117
    UKC Holdings Corp..................................    300   4,838
*   Ulvac, Inc.........................................  4,900  79,951
*   Uniden Corp........................................  2,000   6,054
    Union Tool Co......................................    400  10,090
    Unipres Corp.......................................  2,300  41,310

                                     1554

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    United Arrows, Ltd.................................  1,200 $    38,562
*   Unitika, Ltd....................................... 52,000      32,668
    Universal Entertainment Corp.......................  2,600      47,573
    UNY Group Holdings Co., Ltd........................ 15,800      94,727
#*  Usen Corp..........................................  4,870      16,688
    Ushio, Inc.........................................  2,400      28,495
    Valor Co., Ltd.....................................  2,000      26,550
    Vital KSK Holdings, Inc............................  2,800      18,822
    VT Holdings Co., Ltd...............................  2,300      38,731
    Wacoal Holdings Corp...............................  6,000      61,897
#   Wacom Co., Ltd.....................................  6,000      37,846
    Wakita & Co., Ltd..................................  2,000      22,431
    Warabeya Nichiyo Co., Ltd..........................  1,200      23,896
#   WATAMI Co., Ltd....................................  1,400      19,406
    Welcia Holdings Co., Ltd...........................    400      23,081
#   West Holdings Corp.................................  1,800      22,752
    Wood One Co., Ltd..................................  3,000       9,464
    Xebio Co., Ltd.....................................  1,500      29,884
    Yachiyo Bank, Ltd. (The)...........................    600      15,730
    YAMABIKO Corp......................................    615      21,336
    Yamagata Bank, Ltd. (The).......................... 11,000      42,878
#*  Yamaichi Electronics Co., Ltd......................  1,600       7,125
    Yamanashi Chuo Bank, Ltd. (The).................... 14,000      59,409
    Yamazen Corp.......................................  3,000      17,497
    Yaoko Co., Ltd.....................................    500      20,663
    Yasuda Warehouse Co., Ltd. (The)...................  2,000      19,377
    Yellow Hat, Ltd....................................  1,800      33,328
    Yodogawa Steel Works, Ltd..........................  9,000      38,869
    Yokogawa Bridge Holdings Corp......................  2,000      27,186
    Yokohama Reito Co., Ltd............................  3,000      23,394
    Yokowo Co., Ltd....................................  1,700       9,070
    Yomeishu Seizo Co., Ltd............................  2,000      16,304
    Yondenko Corp......................................  2,100       7,478
    Yondoshi Holdings, Inc.............................  1,159      18,176
    Yorozu Corp........................................  1,900      34,799
    Yuasa Trading Co., Ltd............................. 18,000      37,547
    Yurtec Corp........................................  4,000      13,881
    Yusen Logistics Co., Ltd...........................    600       7,158
    Yushiro Chemical Industry Co., Ltd.................  1,000      10,021
#   Zenrin Co., Ltd....................................  1,800      16,844
#   Zensho Holdings Co., Ltd...........................  3,800      42,612
#   ZERIA Pharmaceutical Co., Ltd......................  2,200      58,570
#   Zuken, Inc.........................................  2,000      16,338
                                                               -----------
TOTAL JAPAN............................................         26,698,387
                                                               -----------
NETHERLANDS -- (2.0%)
    Aalberts Industries NV.............................  5,881     183,749
    Accell Group.......................................  1,850      34,439
*   AFC Ajax NV........................................    864       9,397
*   AMG Advanced Metallurgical Group NV................  1,768      17,225
    Amsterdam Commodities NV...........................    600      13,104
*   APERAM.............................................  3,991      71,597
    Arcadis NV.........................................  4,256     152,017

                                     1555

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    ASM International NV...............................  5,088 $  170,104
    BE Semiconductor Industries NV.....................  1,755     20,408
    Beter Bed Holding NV...............................  1,357     31,700
    BinckBank NV.......................................  4,652     51,797
    Brunel International NV............................  1,388     81,582
    Corbion NV.........................................  2,931     61,423
    Delta Lloyd NV..................................... 12,517    321,571
    Exact Holding NV...................................    619     19,838
*   Grontmij...........................................  2,730     14,474
#   Heijmans NV........................................    418      6,804
    Hunter Douglas NV..................................    130      5,916
    KAS Bank NV........................................    488      6,428
    Kendrion NV........................................    133      4,219
    Koninklijke BAM Groep NV........................... 25,585    131,264
    Koninklijke Ten Cate NV............................  1,992     63,789
    Koninklijke Wessanen NV............................  2,173     10,080
    Macintosh Retail Group NV..........................    944     10,690
    Nutreco NV.........................................  8,732    389,264
*   Ordina NV..........................................  2,349      6,004
*   PostNL NV.......................................... 43,334    242,571
#*  Royal Imtech NV....................................  8,616     24,566
*   SBM Offshore NV.................................... 11,207    216,266
    Sligro Food Group NV...............................  1,362     53,989
#*  SNS Reaal NV....................................... 15,156         --
    Telegraaf Media Groep NV...........................  1,964     20,314
    TKH Group NV.......................................  2,994    102,871
*   TomTom NV..........................................  8,009     55,490
    Unit4 NV...........................................  1,693     87,920
    USG People NV......................................  4,526     70,909
                                                               ----------
TOTAL NETHERLANDS......................................         2,763,779
                                                               ----------
NEW ZEALAND -- (0.8%)
    Air New Zealand, Ltd............................... 25,682     35,457
#*  Bathurst Resources, Ltd............................  5,351        841
    Briscoe Group, Ltd................................. 15,371     29,432
    Cavalier Corp., Ltd................................  8,600     12,793
    Chorus, Ltd........................................  8,097      9,157
    Contact Energy, Ltd................................  6,004     25,018
    Ebos Group, Ltd....................................  4,432     34,967
    Fisher & Paykel Healthcare Corp., Ltd.............. 31,547    103,387
    Freightways, Ltd...................................  8,779     33,013
    Hallenstein Glasson Holdings, Ltd..................  5,327     13,574
    Heartland New Zealand, Ltd.........................  5,841      4,064
    Infratil, Ltd...................................... 38,003     67,539
    Mainfreight, Ltd...................................  6,252     66,220
#   Metlifecare, Ltd...................................  5,461     18,168
    New Zealand Refining Co., Ltd. (The)............... 13,533     21,996
#   Nuplex Industries, Ltd............................. 14,414     39,138
    NZX, Ltd...........................................  4,430      4,498
    PGG Wrightson, Ltd................................. 10,577      3,620
#   Port of Tauranga, Ltd..............................  7,100     83,186
*   Pumpkin Patch, Ltd.................................  7,400      3,810
    Restaurant Brands New Zealand, Ltd.................  9,560     21,268

                                     1556

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NEW ZEALAND -- (Continued)
    Ryman Healthcare, Ltd..............................  27,532 $  175,837
    Sanford Ltd........................................   6,562     23,865
    Sky Network Television, Ltd........................  13,395     62,464
    SKYCITY Entertainment Group, Ltd...................  36,975    115,730
    Steel & Tube Holdings, Ltd.........................   5,579     13,961
    Tower, Ltd.........................................   6,822      9,635
    Trade Me Group Ltd.................................   4,281     14,126
#   TrustPower, Ltd....................................   4,827     25,975
    Vector, Ltd........................................   7,657     15,640
    Warehouse Group, Ltd. (The)........................   5,475     15,988
*   Xero, Ltd..........................................   2,284     76,564
                                                                ----------
TOTAL NEW ZEALAND......................................          1,180,931
                                                                ----------
NORWAY -- (0.9%)
#   ABG Sundal Collier Holding ASA.....................   8,171      6,535
*   Algeta ASA.........................................   1,657     95,046
*   Archer, Ltd........................................   6,888      5,937
    Atea ASA...........................................   5,000     46,223
    Austevoll Seafood ASA..............................   5,800     33,551
    Bakkafrost P/F.....................................     795     11,885
    Bonheur ASA........................................      83      1,649
    BW Offshore, Ltd...................................  18,600     20,465
*   BWG Homes ASA......................................   7,338     12,413
    Cermaq ASA.........................................   3,800     38,750
#*  Det Norske Oljeselskap ASA.........................   3,842     38,920
*   DNO International ASA..............................   7,034     22,960
*   DOF ASA............................................   2,500     12,374
    Ekornes ASA........................................   1,600     20,834
*   Electromagnetic GeoServices A.S....................   4,467      4,973
    Evry ASA...........................................   3,410      5,390
    Farstad Shipping ASA...............................     800     16,558
*   Frontline, Ltd.....................................   1,361      5,735
    Ganger Rolf ASA....................................   1,960     37,477
#   Golden Ocean Group Ltd.............................  12,836     26,733
*   Hoegh LNG Holdings, Ltd............................     790      6,061
*   Kongsberg Automotive Holding ASA...................  47,061     43,913
    Kvaerner ASA.......................................  10,879     20,861
    Leroey Seafood Group ASA...........................     800     24,249
#*  Nordic Semiconductor ASA...........................  10,897     52,080
*   Norske Skogindustrier ASA..........................   7,000      6,069
#*  Norwegian Air Shuttle A.S..........................   1,507     49,160
#*  Norwegian Energy Co. ASA...........................   9,584        230
*   Odfjell SE Class A.................................   1,000      7,331
    Opera Software ASA.................................   2,814     38,473
*   Panoro Energy ASA..................................   1,501        735
#*  REC Silicon ASA.................................... 140,159     61,295
*   REC Solar ASA......................................   2,416     36,178
*   Salmar ASA.........................................   1,975     24,186
*   Sevan Drilling A.S.................................  16,161     11,010
*   Sevan Marine ASA...................................   1,337      4,689
*   Siem Offshore, Inc.................................   9,787     15,268
    Solstad Offshore ASA...............................   1,000     18,429
#*  Songa Offshore.....................................  10,265      4,648

                                     1557

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
NORWAY -- (Continued)
    SpareBank 1 SMN....................................   8,057 $   75,513
    SpareBank 1 SR Bank ASA............................   3,861     37,501
    Stolt-Nielsen, Ltd.................................   1,022     30,193
    Tomra Systems ASA..................................  14,102    120,697
    TTS Group ASA......................................   1,100      1,078
    Veidekke ASA.......................................   4,900     36,879
    Wilh Wilhelmsen ASA................................   1,741     15,913
    Wilh Wilhelmsen Holding ASA Class A................   2,050     65,561
                                                                ----------
TOTAL NORWAY...........................................          1,272,608
                                                                ----------
PORTUGAL -- (0.4%)
    Altri SGPS SA......................................   7,954     26,982
#*  Banco BPI SA.......................................  16,849     34,226
*   Banco Comercial Portugues SA....................... 345,630     77,144
    Mota-Engil SGPS SA.................................   4,552     28,647
    Portucel SA........................................  20,700     85,920
    REN - Redes Energeticas Nacionais SGPS SA..........  15,049     50,968
    Semapa-Sociedade de Investimento e Gestao..........   6,200     82,825
    Sonae..............................................  53,752     84,603
*   Sonae Industria SGPS SA............................   2,500      2,583
    Sonaecom - SGPS SA.................................   8,301     26,589
#   ZON OPTIMUS SGPS SA................................   7,743     51,754
                                                                ----------
TOTAL PORTUGAL.........................................            552,241
                                                                ----------
SINGAPORE -- (1.3%)
#*  Ausgroup, Ltd......................................  44,000      8,366
    Banyan Tree Holdings, Ltd..........................   7,000      3,312
#   Biosensors International Group, Ltd................ 111,000     75,002
    Boustead Singapore, Ltd............................  22,000     28,490
    Bukit Sembawang Estates, Ltd.......................  10,500     46,328
    Bund Center Investment, Ltd........................ 108,000     17,371
    CH Offshore, Ltd...................................  17,400      5,734
#   China Aviation Oil Singapore Corp., Ltd............   8,000      6,457
    Chip Eng Seng Corp., Ltd...........................  45,000     24,470
    Chuan Hup Holdings, Ltd............................  87,000     17,805
    Cosco Corp. Singapore, Ltd.........................  76,000     41,698
    Creative Technology, Ltd...........................   2,650      4,327
    CSE Global, Ltd....................................  40,000     19,788
    CWT, Ltd...........................................  12,000     12,183
*   Delong Holdings, Ltd...............................  17,000      5,591
    Ezion Holdings, Ltd................................  30,000     52,796
*   Ezra Holdings, Ltd.................................  49,600     37,556
    Falcon Energy Group, Ltd...........................  21,000      5,985
    Far East Orchard, Ltd..............................  11,239     14,894
    Fragrance Group, Ltd...............................  82,000     13,768
    GK Goh Holdings, Ltd...............................  17,000     10,849
    GMG Global, Ltd.................................... 275,000     20,864
    Goodpack, Ltd......................................  43,000     63,304
    GuocoLand, Ltd.....................................   5,000      8,625
    GuocoLeisure, Ltd..................................  53,000     34,216
    Hi-P International, Ltd............................  23,000      9,628
    Ho Bee Land, Ltd...................................  14,000     21,970

                                     1558

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SINGAPORE -- (Continued)
    Hong Fok Corp., Ltd................................  49,200 $   25,819
    Hong Leong Asia, Ltd...............................   8,000      8,156
    Hotel Grand Central, Ltd...........................  34,631     28,171
    Hotel Properties, Ltd..............................  17,200     40,303
    Hwa Hong Corp., Ltd................................  59,000     13,531
    Hyflux, Ltd........................................  27,500     24,673
    Indofood Agri Resources, Ltd.......................  28,000     16,825
    Jaya Holdings, Ltd.................................  22,000     13,268
    K-Green Trust......................................  29,000     22,790
    K1 Ventures, Ltd................................... 120,000     17,787
*   Manhattan Resources, Ltd...........................  23,000      5,983
    Metro Holdings, Ltd................................  49,200     32,911
    Midas Holdings, Ltd................................ 114,000     41,041
*   Oceanus Group, Ltd.................................  40,000        651
#   OSIM International, Ltd............................  18,000     33,325
*   Otto Marine, Ltd...................................  48,000      2,892
    OUE, Ltd...........................................  23,000     42,745
    Petra Foods, Ltd...................................  20,000     50,522
*   Raffles Education Corp., Ltd.......................  49,200     10,556
    Raffles Medical Group, Ltd.........................   9,000     21,132
    Rotary Engineering, Ltd............................  17,000      8,397
    SBS Transit, Ltd...................................  23,000     23,471
    Sheng Siong Group, Ltd.............................  37,000     17,368
    Sinarmas Land, Ltd................................. 108,000     39,298
    Singapore Post, Ltd................................ 115,000    120,410
#   SMRT Corp., Ltd....................................  30,000     26,901
    Stamford Land Corp., Ltd...........................  21,000      9,526
*   SunVic Chemical Holdings, Ltd......................  40,000     20,016
    Super Group, Ltd...................................  13,000     37,843
    Swiber Holdings, Ltd...............................  23,000     11,441
    Tat Hong Holdings, Ltd.............................  35,000     22,468
*   Triyards holdings, Ltd.............................   4,960      2,555
    Tuan Sing Holdings, Ltd............................  44,628      9,771
    United Engineers, Ltd..............................  34,000     46,205
    United Envirotech, Ltd.............................  17,000     15,959
    UOB-Kay Hian Holdings, Ltd.........................  30,000     38,335
*   Vard Holdings, Ltd.................................  33,000     21,197
    Venture Corp., Ltd.................................  23,000    133,245
    Wheelock Properties Singapore, Ltd.................  20,000     24,696
    Wing Tai Holdings, Ltd.............................  45,970     62,266
    Yeo Hiap Seng, Ltd.................................   2,482      4,154
    Yongnam Holdings, Ltd..............................  70,000     12,581
                                                                ----------
TOTAL SINGAPORE........................................          1,772,561
                                                                ----------
SPAIN -- (2.1%)
    Abengoa SA.........................................   2,121      8,490
    Abengoa SA Class B.................................  13,405     44,268
    Acciona SA.........................................     790     52,346
#   Acerinox SA........................................   6,365     82,647
    Adveo Group International SA.......................     733     15,758
    Almirall SA........................................   3,614     57,641
    Atresmedia Corp de Medios de Comunicaion SA........   3,640     68,354
*   Azkoyen SA.........................................   2,184      7,504

                                     1559

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SPAIN -- (Continued)
    Bankinter SA....................................... 25,893 $  193,351
*   Baron de Ley.......................................     67      6,012
    Bolsas y Mercados Espanoles SA.....................  4,485    175,335
*   Campofrio Food Group SA............................  1,577     14,763
*   Cementos Portland Valderrivas SA...................  1,167     11,355
    Cie Automotive SA..................................    627      6,464
#*  Codere SA..........................................    767      1,176
    Construcciones y Auxiliar de Ferrocarriles SA......    137     69,225
*   Deoleo SA..........................................  8,137      5,438
    Duro Felguera SA...................................  1,638     10,948
    Ebro Foods SA......................................  8,515    188,484
    Elecnor SA.........................................  1,707     25,920
    Ence Energia y Celulosa SA.........................  9,815     36,022
*   Ercros SA..........................................  3,027      2,116
    Faes Farma SA(B1PQHS6)............................. 13,330     47,399
    Faes Farma SA(BHD66W7).............................    211        751
*   Fomento de Construcciones y Contratas SA...........  1,855     49,630
*   Gamesa Corp. Tecnologica SA........................ 13,178    144,480
    Grupo Catalana Occidente SA........................  3,722    142,815
*   Grupo Ezentis SA...................................  4,728      9,263
    Iberpapel Gestion SA...............................    936     19,722
    Indra Sistemas SA..................................  8,172    144,682
*   Inmobiliaria Colonial SA...........................     25         38
*   Jazztel P.L.C...................................... 16,693    204,930
*   Mediaset Espana Comunicacion SA.................... 12,622    155,446
    Melia Hotels International SA......................  4,123     53,529
    Miquel y Costas & Miquel SA........................    740     28,508
*   NH Hoteles SA......................................  5,825     36,550
    Obrascon Huarte Lain SA............................  3,159    133,220
    Papeles y Cartones de Europa SA....................  2,764     14,553
*   Pescanova SA.......................................  1,077         --
#*  Promotora de Informaciones SA Class A.............. 12,732      6,957
    Prosegur Cia de Seguridad SA....................... 22,000    132,233
*   Realia Business SA.................................  4,187      5,660
*   Sacyr SA........................................... 17,768     90,463
    Tecnicas Reunidas SA...............................  1,472     77,355
    Tubacex SA.........................................  5,465     20,826
    Tubos Reunidos SA..................................  8,287     19,586
    Vidrala SA.........................................  1,160     57,538
    Viscofan SA........................................  4,280    226,570
*   Zeltia SA.......................................... 12,166     44,086
                                                               ----------
TOTAL SPAIN............................................         2,950,407
                                                               ----------
SWEDEN -- (3.4%)
    AarhusKarlshamn AB.................................  1,961    119,741
    AddTech AB Class B.................................  7,500    115,877
    AF AB Class B......................................  2,682     86,616
    Atrium Ljungberg AB Class B........................    798     10,872
    Avanza Bank Holding AB.............................  1,713     62,686
    Axfood AB..........................................  1,800     86,271
#   Axis Communications AB.............................  3,030     97,712
    B&B Tools AB Class B...............................  2,500     49,564
*   BE Group AB........................................  2,600      4,226

                                     1560

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWEDEN -- (Continued)
    Beijer AB G&L Class B..............................  1,786 $ 34,181
    Beijer Alma AB.....................................  1,700   43,504
*   Betsson AB.........................................  3,029   85,464
    Bilia AB Class A...................................  2,065   52,710
    BillerudKorsnas AB................................. 10,868  130,145
    BioGaia AB Class B.................................  1,689   58,226
    Bure Equity AB.....................................  1,767    7,198
    Byggmax Group AB...................................  1,465   11,099
    Castellum AB....................................... 10,137  161,566
    Catena AB..........................................  1,487   23,483
#   Clas Ohlson AB Class B.............................  2,530   43,180
*   Cloetta AB Class B................................. 12,785   42,930
    Concentric AB......................................  3,360   35,503
    Dios Fastigheter AB................................  3,244   23,456
    Duni AB............................................  2,632   35,014
*   Eniro AB........................................... 10,222   76,279
    Fabege AB..........................................  8,688  110,117
*   Fastighets AB Balder...............................  2,430   25,849
    Gunnebo AB.........................................  3,000   16,692
    Haldex AB..........................................  3,360   32,723
    Hexpol AB..........................................  2,066  146,737
*   HIQ International AB...............................  4,214   24,895
    Holmen AB Class B..................................  5,220  180,192
    Husqvarna AB Class B............................... 24,298  140,778
    Industrial & Financial Systems Class B.............  1,799   44,000
    Indutrade AB.......................................  1,543   66,787
    Intrum Justitia AB.................................  5,500  155,097
    JM AB..............................................  5,312  142,006
*   KappAhl AB.........................................  6,122   36,486
#*  Karolinska Development AB Class B..................  1,741    6,406
    Klovern AB.........................................  1,714    8,498
    Kungsleden AB...................................... 11,062   80,351
    Lagercrantz AB Class B.............................  2,500   47,625
*   Lindab International AB............................  5,462   55,306
    Loomis AB Class B..................................  3,493   82,524
    Meda AB Class A.................................... 13,817  167,934
#*  Medivir AB Class B.................................  1,986   27,438
    Mekonomen AB.......................................  1,400   34,012
*   Micronic Mydata AB.................................  2,400    4,940
    Modern Times Group AB Class B......................  3,527  158,958
    NCC AB Class B.....................................  8,486  270,797
*   Net Entertainment NE AB Class B....................  1,424   32,373
*   Net Insight AB Class B............................. 11,409    2,887
#   New Wave Group AB Class B..........................  2,000   10,943
    Nibe Industrier AB Class B.........................  5,299  116,166
    Nobia AB...........................................  8,067   62,432
    Nolato AB Class B..................................  1,100   26,824
    Nordnet AB Class B.................................  3,919   16,695
#*  PA Resources AB....................................    127      185
    Peab AB............................................ 14,480   89,821
    Proffice AB Class B................................  2,061    7,518
    Ratos AB Class B...................................  9,409   86,734
*   Rezidor Hotel Group AB.............................  6,630   45,436

                                     1561

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SWEDEN -- (Continued)
    Saab AB Class B....................................  3,366 $   87,278
    Sagax AB Class B...................................  1,910      7,771
*   SAS AB.............................................  7,999     22,082
    SkiStar AB.........................................  1,500     21,119
#   SSAB AB Class A.................................... 10,488     83,622
#   SSAB AB Class B....................................  5,703     40,323
    Sweco AB Class B...................................  1,500     21,776
*   Swedish Orphan Biovitrum AB........................  9,932    113,188
    Systemair AB.......................................    107      1,963
    Transmode AB.......................................    734     11,209
    Unibet Group P.L.C.................................  1,751     85,242
    Wallenstam AB Class B..............................  5,304     81,074
    Wihlborgs Fastigheter AB...........................  3,900     71,180
                                                               ----------
TOTAL SWEDEN...........................................         4,710,492
                                                               ----------
SWITZERLAND -- (4.3%)
*   AFG Arbonia-Forster Holding AG.....................  1,105     38,815
*   Allreal Holding AG.................................    856    118,995
#*  Alpiq Holding AG...................................    101     13,942
    ams AG.............................................    575     70,594
    APG SGA SA.........................................     64     18,828
*   Ascom Holding AG...................................  1,474     27,996
*   Autoneum Holding AG................................    254     43,873
#*  Bachem Holding AG Class B..........................    343     18,734
    Bank Coop AG.......................................    580     27,783
    Banque Cantonale de Geneve.........................     85     21,954
    Banque Cantonale Vaudoise..........................    139     75,560
    Banque Privee Edmond de Rothschild SA..............      1     17,660
    Belimo Holding AG..................................     34     94,562
    Bell AG............................................      8     20,362
    Bellevue Group AG..................................    298      5,502
    Berner Kantonalbank AG.............................    278     65,604
    BKW AG.............................................    405     12,783
*   Bobst Group SA.....................................    800     29,149
    Bossard Holding AG.................................    160     38,505
    Bucher Industries AG...............................    416    121,825
    Burckhardt Compression Holding AG..................    162     72,971
*   Burkhalter Holding AG..............................    185     15,508
*   Charles Voegele Holding AG.........................    750      9,212
*   Cie Financiere Tradition SA........................     66      3,493
*   Clariant AG........................................ 16,533    311,508
*   Coltene Holding AG.................................    250     12,716
    Conzzeta AG........................................     27     63,009
    Daetwyler Holding AG...............................    296     44,606
*   Dufry AG...........................................  1,071    167,745
#*  EFG International AG...............................  3,568     52,003
*   Emmi AG............................................    111     35,227
*   Energiedienst Holding AG...........................  1,000     31,508
    Flughafen Zuerich AG...............................    262    153,901
*   Forbo Holding AG...................................    150    122,525
    Galenica AG........................................    249    237,170
*   GAM Holding AG..................................... 12,356    207,380
*   Gategroup Holding AG...............................  1,678     49,914

                                     1562

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
SWITZERLAND -- (Continued)
*   Georg Fischer AG...................................    344 $235,637
*   Gurit Holding AG...................................     25   13,897
    Helvetia Holding AG................................    456  219,724
    Huber & Suhner AG..................................    649   34,724
*   Implenia AG........................................  1,185   83,355
*   Inficon Holding AG.................................    149   55,025
    Intershop Holdings.................................     59   21,989
    Jungfraubahn Holding AG............................     31    2,298
*   Kaba Holding AG Class B............................    167   76,220
*   Kardex AG..........................................    430   18,286
*   Komax Holding AG...................................    205   32,114
    Kudelski SA........................................  3,314   50,637
*   Kuoni Reisen Holding AG............................    311  140,571
    LEM Holding SA.....................................     42   32,378
    Liechtensteinische Landesbank AG...................    380   17,256
    Logitech International SA.......................... 10,861  170,735
*   Lonza Group AG.....................................  3,804  381,566
    Luzerner Kantonalbank AG...........................    200   76,718
    MCH Group AG.......................................     12      804
    Metall Zug AG......................................     12   32,157
#*  Meyer Burger Technology AG.........................  5,000   75,599
*   Micronas Semiconductor Holding AG..................    800    6,419
    Mobilezone Holding AG..............................    827    8,798
*   Mobimo Holding AG..................................    416   86,704
*   Nobel Biocare Holding AG...........................  5,712   87,069
*   OC Oerlikon Corp. AG............................... 15,998  251,683
    Panalpina Welttransport Holding AG.................    751  124,118
    Phoenix Mecano AG..................................     50   32,180
*   PSP Swiss Property AG..............................    148   12,732
    PubliGroupe AG.....................................     72    9,149
*   Rieter Holding AG..................................    254   56,322
    Romande Energie Holding SA.........................     27   32,175
*   Schmolz + Bickenbach AG............................ 33,680   44,215
    Schweiter Technologies AG..........................     84   64,946
    Schweizerische National-Versicherungs-Gesellschaft
      AG...............................................  1,103   72,715
*   Siegfried Holding AG...............................    280   50,042
    St Galler Kantonalbank AG..........................    170   65,771
    Straumann Holding AG...............................    532  106,039
*   Swisslog Holding AG................................ 16,104   20,123
    Swissquote Group Holding SA........................    538   21,144
    Tamedia AG.........................................     24    3,044
    Tecan Group AG.....................................    607   66,557
*   Temenos Group AG...................................  3,482   97,499
*   U-Blox AG..........................................    184   23,339
    Valartis Group AG..................................    200    4,581
    Valiant Holding AG.................................    812   78,891
    Valora Holding AG..................................    224   57,655
    Vaudoise Assurances Holding SA Class B.............     41   17,659
    Verwaltungs- und Privat-Bank AG....................    198   20,476
    Vetropack Holding AG...............................      9   17,858
#*  Von Roll Holding AG................................  1,435    2,961
    Vontobel Holding AG................................  1,700   63,963
    Walliser Kantonalbank..............................     15   12,463

                                     1563

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
*   Ypsomed Holding AG.................................     227 $   19,585
    Zehnder Group AG...................................     480     21,561
*   Zug Estates Holding AG.............................      12     15,692
    Zuger Kantonalbank AG..............................       8     40,864
                                                                ----------
TOTAL SWITZERLAND......................................          5,962,104
                                                                ----------
UNITED KINGDOM -- (20.7%)
    888 Holdings P.L.C.................................   5,052     11,871
    A.G. Barr P.L.C....................................   6,780     67,977
*   Afren P.L.C........................................  57,931    141,534
    African Barrick Gold P.L.C.........................   5,481     19,670
*   Aga Rangemaster Group P.L.C........................   7,312     19,558
    Alent P.L.C........................................  15,912     81,745
    AMEC P.L.C.........................................  10,058    170,022
    Amlin P.L.C........................................  30,535    209,676
    Anglo Pacific Group P.L.C..........................   9,858     29,787
    Anglo-Eastern Plantations..........................     186      2,036
    Anite P.L.C........................................  19,453     29,176
    Ashmore Group P.L.C................................  19,064    101,846
    Ashtead Group P.L.C................................  49,721    644,191
    AZ Electronic Materials SA.........................  11,423     74,379
    Balfour Beatty P.L.C...............................  79,585    380,873
    Bank of Georgia Holdings P.L.C.....................     115      4,058
    Barratt Developments P.L.C.........................  88,920    552,820
    BBA Aviation P.L.C.................................  33,952    172,181
    Beazley P.L.C......................................  44,533    186,685
    Bellway P.L.C......................................  13,259    338,222
    Berendsen P.L.C....................................  12,354    187,502
    Berkeley Group Holdings P.L.C......................   7,459    316,524
    Betfair Group P.L.C................................   2,199     38,146
    Bloomsbury Publishing P.L.C........................   3,174      8,988
    Bodycote P.L.C.....................................  14,936    159,159
    Booker Group P.L.C.................................  79,442    201,726
    Boot Henry P.L.C...................................   3,595     12,777
    Bovis Homes Group P.L.C............................  13,616    183,985
    Brammer P.L.C......................................   4,499     33,866
    Brewin Dolphin Holdings P.L.C......................  27,378    137,122
    British Polythene Industries P.L.C.................   2,000     20,219
    Britvic P.L.C......................................  16,185    184,355
*   BTG P.L.C..........................................  30,003    292,081
    Bwin.Party Digital Entertainment P.L.C.............  45,519     85,534
    Cable & Wireless Communications P.L.C.............. 169,320    148,483
*   Cairn Energy P.L.C.................................  13,593     48,205
    Cape P.L.C.........................................   6,374     28,138
    Capital & Counties Properties P.L.C................   4,420     25,808
    Carillion P.L.C....................................  41,959    234,874
    Castings P.L.C.....................................   4,744     34,771
    Catlin Group, Ltd..................................  24,393    211,266
*   Centamin P.L.C.....................................  57,143     41,103
    Chemring Group P.L.C...............................  11,470     45,340
    Chesnara P.L.C.....................................   3,745     21,216
    Chime Communications P.L.C.........................   1,262      7,200
    Cineworld Group P.L.C..............................   7,549     43,901

                                     1564

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Clarkson P.L.C.....................................     606 $ 19,958
    Close Brothers Group P.L.C.........................  13,407  291,775
    Cobham P.L.C.......................................  75,745  365,463
*   Colt Group SA......................................  19,039   39,532
    Communisis P.L.C...................................   4,956    5,656
    Computacenter P.L.C................................   5,989   63,721
    Consort Medical P.L.C..............................   1,541   27,023
    Cranswick P.L.C....................................   4,147   89,756
    Croda International P.L.C..........................   3,022  119,543
    CSR P.L.C..........................................  17,258  187,341
    Daily Mail & General Trust P.L.C...................  19,287  304,683
    Dairy Crest Group P.L.C............................  14,462  123,128
    Darty P.L.C........................................  16,202   35,086
    DCC P.L.C..........................................   9,642  437,949
    De La Rue P.L.C....................................   5,731   73,482
    Debenhams P.L.C....................................  94,976  115,429
    Dechra Pharmaceuticals P.L.C.......................   4,618   53,105
    Development Securities P.L.C.......................   5,838   23,533
    Devro P.L.C........................................  13,974   71,026
    Dignity P.L.C......................................   3,781   92,815
    Diploma P.L.C......................................  11,860  135,329
*   Dixons Retail P.L.C................................ 442,969  317,577
    Domino Printing Sciences P.L.C.....................   9,899  129,300
    Domino's Pizza Group P.L.C.........................   4,910   42,633
    Drax Group P.L.C...................................  25,834  344,358
    DS Smith P.L.C.....................................  72,474  390,248
    Dunelm Group P.L.C.................................     394    5,963
    E2V Technologies P.L.C.............................   8,031   20,593
    Electrocomponents P.L.C............................  49,099  213,679
    Elementis P.L.C....................................  53,498  224,272
*   EnQuest P.L.C......................................  53,104  113,088
*   Enterprise Inns P.L.C..............................  32,204   85,087
*   Essar Energy P.L.C.................................  16,540   15,740
    Essentra PLC.......................................  13,325  181,372
    Euromoney Institutional Investor P.L.C.............   4,036   87,809
*   Exillon Energy P.L.C...............................   1,581    3,709
    F&C Asset Management P.L.C.........................  30,246   61,841
    Fenner P.L.C.......................................  20,377  137,386
    Ferrexpo P.L.C.....................................  14,004   34,872
    Fidessa Group P.L.C................................   3,093  117,440
*   Findel P.L.C.......................................   2,049    9,771
*   Firstgroup P.L.C................................... 127,647  278,961
    Fortune Oil P.L.C..................................  16,855    2,412
    Fuller Smith & Turner P.L.C........................   3,070   48,926
*   Future P.L.C.......................................  13,448    3,479
    Galliford Try P.L.C................................   3,705   71,220
    Games Workshop Group P.L.C.........................     510    4,361
*   Gem Diamonds, Ltd..................................   5,200   13,541
    Genus P.L.C........................................   6,192  133,455
    Go-Ahead Group P.L.C...............................   4,167  135,269
    Grafton Group P.L.C................................  14,368  140,490
    Greencore Group P.L.C..............................  43,018  175,923
    Greene King P.L.C..................................  16,409  230,975

                                     1565

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Greggs P.L.C.......................................   6,400 $ 53,123
    Halfords Group P.L.C...............................  18,086  136,001
    Halma P.L.C........................................  41,387  406,573
    Hays P.L.C......................................... 147,083  320,508
    Headlam Group P.L.C................................   3,793   28,944
    Helical Bar P.L.C..................................   9,778   55,766
    Henderson Group P.L.C..............................  54,868  197,647
*   Heritage Oil P.L.C.................................  10,769   33,129
    Hikma Pharmaceuticals P.L.C........................   7,919  156,107
    Hill & Smith Holdings P.L.C........................   7,437   66,254
    Hilton Food Group P.L.C............................     123      930
    Hiscox, Ltd........................................  22,058  230,920
    Hochschild Mining P.L.C............................   8,970   22,242
    Home Retail Group P.L.C............................  36,030  105,910
    Homeserve P.L.C....................................  15,750   84,683
    Howden Joinery Group P.L.C.........................  49,667  279,698
    Hunting P.L.C......................................  13,564  167,869
    Huntsworth P.L.C...................................   6,947    8,046
    Hyder Consulting P.L.C.............................   2,034   21,660
    ICAP P.L.C.........................................  24,454  155,144
    IG Group Holdings P.L.C............................  19,766  203,205
*   Imagination Technologies Group P.L.C...............   9,609   27,085
    Inchcape P.L.C.....................................  24,576  235,516
    Informa P.L.C......................................  33,824  287,127
    Inmarsat P.L.C.....................................  20,138  231,347
*   Innovation Group P.L.C.............................  51,337   28,242
    Intermediate Capital Group P.L.C...................   5,754   39,032
*   International Ferro Metals, Ltd....................   5,038      892
    International Personal Finance P.L.C...............  14,134  107,804
    Interserve P.L.C...................................  13,190  131,918
*   IP Group...........................................   1,025      179
*   IP Group P.L.C.....................................  25,378   73,134
    ITE Group P.L.C....................................  21,958   98,463
    James Fisher & Sons P.L.C..........................   3,436   78,605
    Jardine Lloyd Thompson Group P.L.C.................  13,920  241,690
    JD Sports Fashion P.L.C............................     149    3,948
    JD Wetherspoon P.L.C...............................   9,332  122,067
*   JKX Oil & Gas P.L.C................................   6,993    8,207
    John Menzies P.L.C.................................   3,000   33,740
    John Wood Group P.L.C..............................  16,551  174,295
*   Johnston Press P.L.C...............................  34,674   13,683
    Jupiter Fund Management P.L.C......................  18,826  115,452
    Kcom Group P.L.C...................................  33,394   54,149
    Keller Group P.L.C.................................   5,672  110,392
    Kier Group P.L.C...................................   5,248  162,229
    Ladbrokes P.L.C....................................  55,207  135,382
    Laird P.L.C........................................  23,635  125,771
*   Lamprell P.L.C.....................................  11,550   27,178
    Lancashire Holdings, Ltd...........................  10,414  128,956
    Lavendon Group P.L.C...............................   5,479   17,697
    Liontrust Asset Management P.L.C...................   2,728   11,075
*   Lonmin P.L.C.......................................  21,646  108,748
    Lookers P.L.C......................................  10,547   21,923

                                     1566

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Low & Bonar P.L.C..................................   8,760 $ 12,458
    Macfarlane Group P.L.C.............................   6,000    3,354
    Man Group P.L.C....................................  98,343  131,676
    Management Consulting Group P.L.C..................  25,424   10,863
    Marshalls P.L.C....................................  11,710   33,955
    Marston's P.L.C....................................  47,029  115,846
*   McBride P.L.C......................................   6,500   10,887
    Mears Group P.L.C..................................   4,261   33,534
    Mecom Group P.L.C..................................   3,550    6,840
    Melrose Industries P.L.C...........................   5,087   25,838
    Michael Page International P.L.C...................  24,143  176,323
    Micro Focus International P.L.C....................   7,646   94,090
    Millennium & Copthorne Hotels P.L.C................  13,895  128,961
*   Mitchells & Butlers P.L.C..........................  13,334   98,530
    Mitie Group P.L.C..................................  39,781  208,483
    Mondi P.L.C........................................   2,246   33,988
    Moneysupermarket.com Group P.L.C...................  11,145   32,700
    Morgan Advanced Materials P.L.C....................  25,937  132,067
    Morgan Sindall Group P.L.C.........................   1,492   19,512
    N Brown Group P.L.C................................   9,038   80,248
    National Express Group P.L.C.......................  46,116  220,881
    NCC Group P.L.C....................................  12,054   39,644
#*  New World Resources P.L.C. Class A.................   1,390    1,168
    Northgate P.L.C....................................   7,897   72,652
    Novae Group P.L.C..................................   1,706   15,999
*   Ocado Group P.L.C..................................  13,470  115,573
*   Oxford Biomedica P.L.C.............................  36,513    1,966
    Oxford Instruments P.L.C...........................   5,479  150,124
    Pace P.L.C.........................................  32,061  188,181
    PayPoint P.L.C.....................................   3,824   68,922
    Pendragon P.L.C....................................  44,542   25,034
    Pennon Group P.L.C.................................  19,316  218,225
*   Persimmon P.L.C....................................  23,193  499,742
*   Petra Diamonds, Ltd................................  31,328   71,019
    Petropavlovsk P.L.C................................   9,965   11,406
    Phoenix Group Holdings.............................   6,002   72,295
    Photo-Me International P.L.C.......................  11,000   25,362
    Premier Farnell P.L.C..............................  39,625  141,605
*   Premier Foods P.L.C................................   9,216   21,630
    Premier Oil P.L.C..................................  28,641  127,565
*   Puma Brandenburg, Ltd. Class A.....................  11,089       --
*   Puma Brandenburg, Ltd. Class B.....................  11,089       --
*   Punch Taverns P.L.C................................  41,074    9,782
    PZ Cussons P.L.C...................................  15,366   91,237
    QinetiQ Group P.L.C................................  41,865  153,698
*   Quintain Estates & Development P.L.C...............  34,088   55,721
*   Rank Group P.L.C...................................     218      498
    Rathbone Brothers P.L.C............................   3,114   85,435
*   Raven Russia, Ltd..................................  14,971   19,521
    Redrow P.L.C.......................................  21,681  115,610
    Regus PLC..........................................  52,449  180,365
    Renishaw P.L.C.....................................   2,904   89,924
    Rentokil Initial P.L.C............................. 105,628  208,852

                                     1567

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Restaurant Group P.L.C. (The)......................  10,370 $104,297
    Ricardo P.L.C......................................     432    4,787
    Rightmove P.L.C....................................   5,294  220,272
    RM P.L.C...........................................   5,970   11,295
    Rotork P.L.C.......................................   6,656  269,045
    RPC Group P.L.C....................................  16,065  156,972
    RPS Group P.L.C....................................  22,972  128,466
*   Salamander Energy P.L.C............................  17,914   31,218
    Savills P.L.C......................................   8,558   87,906
    SDL P.L.C..........................................   6,280   37,635
    Senior P.L.C.......................................  27,298  133,445
    Serco Group P.L.C..................................  26,730  191,649
*   Severfield-Rowen P.L.C.............................   6,026    5,928
    Shanks Group P.L.C.................................  24,540   46,893
    SIG P.L.C..........................................  50,951  163,904
    Smiths News P.L.C..................................  10,824   37,802
*   Soco International P.L.C...........................  14,452   97,775
    Spectris P.L.C.....................................  12,053  439,300
    Speedy Hire P.L.C..................................  25,705   27,212
    Spirax-Sarco Engineering P.L.C.....................   6,360  304,827
    Spirent Communications P.L.C.......................  59,785   93,504
    Spirit Pub Co. P.L.C...............................  41,074   56,214
    St Ives P.L.C......................................   3,000    9,442
    St James's Place P.L.C.............................  12,336  155,800
    ST Modwen Properties P.L.C.........................  17,250  108,866
    Stagecoach Group P.L.C.............................  28,753  171,777
    Sthree P.L.C.......................................  10,382   65,404
*   SuperGroup P.L.C...................................     986   24,971
    Synergy Health P.L.C...............................   4,624   97,906
    Synthomer P.L.C....................................  17,421   77,830
    T Clarke P.L.C.....................................   3,989    4,489
    TalkTalk Telecom Group P.L.C.......................  17,917   91,679
    Taylor Wimpey P.L.C................................ 237,041  436,270
    Ted Baker P.L.C....................................   2,513   88,503
    Telecity Group P.L.C...............................   3,805   44,601
    Telecom Plus P.L.C.................................   4,277  133,864
*   Thomas Cook Group P.L.C............................  73,578  217,444
    Topps Tiles P.L.C..................................   5,775   14,405
    Tribal Group P.L.C.................................   1,493    4,365
*   Trinity Mirror P.L.C...............................  22,425   65,607
    TT electronics P.L.C...............................   7,460   25,325
    Tullett Prebon P.L.C...............................  18,538  100,852
    UBM P.L.C..........................................  14,281  159,653
    UDG Healthcare P.L.C...............................  18,534  108,383
    Ultra Electronics Holdings P.L.C...................   5,863  188,236
    Unite Group P.L.C..................................  17,998  121,032
    UTV Media P.L.C....................................   2,430   10,388
*   Vectura Group P.L.C................................  20,878   54,907
    Vesuvius P.L.C.....................................  19,194  141,034
    Victrex P.L.C......................................   6,735  196,747
    Vitec Group P.L.C. (The)...........................   2,000   21,757
    Volex P.L.C........................................   1,125    2,183
    WH Smith P.L.C.....................................   9,800  167,827

                                     1568

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
      Wilmington Group P.L.C...........................      6,879 $     31,683
*     Wincanton P.L.C..................................      5,790       13,542
*     Wolfson Microelectronics P.L.C...................      7,866       17,400
      WS Atkins P.L.C..................................     10,377      231,744
      Xaar P.L.C.......................................      6,365      115,984
      Xchanging P.L.C..................................     11,978       35,118
      XP Power, Ltd....................................        132        3,846
                                                                   ------------
TOTAL UNITED KINGDOM...................................              28,832,963
                                                                   ------------
UNITED STATES -- (0.0%)
*     Chaparral Gold Corp..............................      1,000          359
*     Kofax, Ltd.......................................      4,824       35,292
*     McEwen Mining - Minera Andes Acquisition Corp....      8,464       21,963
                                                                   ------------
TOTAL UNITED STATES....................................                  57,614
                                                                   ------------
TOTAL COMMON STOCKS....................................             124,001,343
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*     Intercell AG.....................................      2,073           --
                                                                   ------------
FRANCE -- (0.0%)
*     Atari SA.........................................         88           18
                                                                   ------------
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS Rights...........................      4,552        2,967
                                                                   ------------
SINGAPORE -- (0.0%)
*     Falcon Energy Group, Ltd.........................      2,100           82
                                                                   ------------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C............................      2,416        4,885
                                                                   ------------
TOTAL RIGHTS/WARRANTS                                                     7,952
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund...................  1,296,456   15,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $247,110 GNMA 3.50%, 09/20/42, valued at
        $222,109) to be repurchased at $217,754........ $      218      217,754
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              15,217,754
                                                                   ------------
TOTAL INVESTMENTS --(100.0%)
  (Cost $122,226,224)^^................................            $139,227,049
                                                                   ============

                                     1569

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                     LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                   ----------- ------------ ------- ------------
Common Stocks
   Australia...................................... $       135 $  6,055,803   --    $  6,055,938
   Austria........................................          --    1,207,479   --       1,207,479
   Belgium........................................      46,530    1,557,144   --       1,603,674
   Canada.........................................  10,851,714          402   --      10,852,116
   China..........................................          --        1,487   --           1,487
   Denmark........................................          --    2,079,139   --       2,079,139
   Finland........................................          --    3,105,991   --       3,105,991
   France.........................................          74    5,927,658   --       5,927,732
   Germany........................................     160,638    6,278,641   --       6,439,279
   Greece.........................................          --       87,274   --          87,274
   Hong Kong......................................      22,338    3,822,211   --       3,844,549
   Ireland........................................          --      702,080   --         702,080
   Israel.........................................          --      852,732   --         852,732
   Italy..........................................          --    4,487,786   --       4,487,786
   Japan..........................................     133,174   26,565,213   --      26,698,387
   Netherlands....................................          --    2,763,779   --       2,763,779
   New Zealand....................................          --    1,180,931   --       1,180,931
   Norway.........................................      36,178    1,236,430   --       1,272,608
   Portugal.......................................          --      552,241   --         552,241
   Singapore......................................          --    1,772,561   --       1,772,561
   Spain..........................................          --    2,950,407   --       2,950,407
   Sweden.........................................          --    4,710,492   --       4,710,492
   Switzerland....................................          --    5,962,104   --       5,962,104
   United Kingdom.................................          --   28,832,963   --      28,832,963
   United States..................................      22,322       35,292   --          57,614
Rights/Warrants
   Austria........................................          --           --   --              --
   France.........................................          --           18   --              18
   Portugal.......................................          --        2,967   --           2,967
   Singapore......................................          --           82   --              82
   United Kingdom.................................          --        4,885   --           4,885
Securities Lending Collateral.....................          --   15,217,754   --      15,217,754
                                                   ----------- ------------   --    ------------
TOTAL............................................. $11,273,103 $127,953,946   --    $139,227,049
                                                   =========== ============   ==    ============

                                     1570

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT
                                                             (000)    VALUE+
                                                             ------ -----------
AGENCY OBLIGATIONS -- (13.9%)
Federal Home Loan Bank
   0.250%, 02/20/15......................................... $2,100 $ 2,101,667
   0.375%, 08/28/15.........................................  1,100   1,101,857
Federal Home Loan Mortgage Corporation
   1.750%, 09/10/15.........................................  3,100   3,173,864
Federal National Mortgage Association
   0.375%, 03/16/15.........................................  5,900   5,912,785
   0.500%, 07/02/15.........................................  2,600   2,608,505
   2.375%, 07/28/15.........................................  1,200   1,237,139
   0.500%, 09/28/15.........................................  1,500   1,504,802
   4.375%, 10/15/15.........................................  2,500   2,672,152
   1.625%, 10/26/15.........................................  1,500   1,533,928
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         21,846,699
                                                                    -----------
BONDS -- (65.1%)
Agence Francaise de Developpement
   1.250%, 06/09/14.........................................  2,600   2,608,637
ANZ New Zealand Int'l, Ltd.
   3.125%, 08/10/15.........................................    500     517,364
Asian Development Bank
   0.500%, 08/17/15.........................................  1,500   1,504,794
Australia & New Zealand Banking Group, Ltd.
   2.125%, 09/19/14.........................................    834     841,172
   3.700%, 01/13/15.........................................    650     670,234
   0.486%, 01/29/15.........................................  1,500   1,504,050
Bank Nederlandse Gemeenten
   1.500%, 03/28/14.........................................    500     500,920
   5.000%, 05/16/14.........................................    500     506,710
   3.125%, 01/12/15.........................................  1,000   1,026,430
   1.375%, 03/23/15.........................................  1,000   1,012,160
Bank of New York Mellon Corp. (The)
#  2.950%, 06/18/15                                             800     827,591
British Columbia, Province of Canada
   2.850%, 06/15/15.........................................  3,000   3,104,625
Caisse d'Amortissement de la Dette Sociale
   3.500%, 07/01/14.........................................    500     506,545
   1.250%, 07/11/14.........................................  2,000   2,008,560
Commonwealth Bank of Australia
   3.750%, 10/15/14.........................................  1,800   1,841,438
   1.250%, 09/18/15.........................................  1,000   1,011,834
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
   1.875%, 12/15/14.........................................  2,100   2,126,032
   2.125%, 10/13/15.........................................  1,000   1,027,097

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 Council Of Europe Development Bank
    4.500%, 06/30/14......................................... $  500 $  508,635
    2.750%, 02/10/15.........................................    500    512,616
    4.000%, 04/15/15.........................................  2,000  2,087,968
 DBS Bank Ltd.
    2.375%, 09/14/15.........................................  1,800  1,851,361
 European Bank for Reconstruction & Development
    1.625%, 09/03/15.........................................  1,500  1,531,674
 European Investment Bank
    4.750%, 10/15/14.........................................  1,000  1,031,510
    2.875%, 01/15/15.........................................  1,000  1,025,209
 #  1.125%, 04/15/15.........................................    500    505,270
    1.000%, 07/15/15.........................................    500    505,180
 Export Development Canada
    2.250%, 05/28/15.........................................  1,500  1,539,531
 General Electric Capital Corp.
    4.875%, 03/04/15.........................................  1,600  1,677,808
 #  2.250%, 11/09/15.........................................    800    823,637
 General Electric Co.
    0.850%, 10/09/15.........................................  1,550  1,558,235
 KFW
    3.500%, 03/10/14.........................................    500    501,626
    1.000%, 01/12/15.........................................  2,000  2,014,656
 Kommunalbanken A.S.
    1.000%, 06/16/14.........................................  1,000  1,003,020
    2.875%, 10/27/14.........................................    500    509,610
    1.000%, 02/09/15.........................................  1,100  1,108,059
    2.375%, 01/19/16.........................................    750    777,090
 Kommunekredit
    0.750%, 09/02/14.........................................  1,000  1,002,696
 Landwirtschaftliche Rentenbank
    2.250%, 03/11/14.........................................    400    400,843
    3.125%, 07/15/15.........................................  1,500  1,561,189
 Manitoba, Province of Canada
    1.375%, 04/28/14.........................................  1,200  1,203,366
 National Australia Bank, Ltd.
    2.000%, 03/09/15.........................................    300    305,157
    2.750%, 09/28/15.........................................  2,000  2,073,338
    0.900%, 01/20/16.........................................  1,000  1,004,634
 Nederlandse Waterschapsbank NV
    1.375%, 05/16/14.........................................  1,800  1,805,972
    1.250%, 10/20/14.........................................  1,450  1,460,165
 Nordea Bank AB
    2.250%, 03/20/15.........................................    900    918,142
 Nordea Bank Finland P.L.C.
    0.427%, 01/21/16.........................................  2,500  2,499,455
 Nordic Investment Bank
    2.625%, 10/06/14.........................................    600    609,702
    2.500%, 07/15/15.........................................  1,000  1,032,111
 Novartis Capital Corp.
    2.900%, 04/24/15.........................................  1,000  1,031,350

                                     1571

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
 NRW Bank
    1.250%, 05/15/15......................................... $1,000 $1,011,532
 NRW Bank Floating Rate Note
    (r) 0.559%, 12/01/14.....................................  1,000  1,002,232
 Ontario, Province of Canada
    4.500%, 02/03/15.........................................  1,100  1,146,278
    2.950%, 02/05/15.........................................  1,500  1,539,946
    0.950%, 05/26/15.........................................    500    504,269
 Oversea Chinese Banking
    0.190%, 04/08/14.........................................  3,000  2,998,982
    0.180%, 04/14/14.........................................  1,500  1,499,439
 Quebec, Province of Canada
    4.875%, 05/05/14.........................................  2,000  2,023,610
    # 4.600%, 05/26/15.......................................  1,000  1,055,130
 Rabobank Nederland
    0.600%, 04/29/15.........................................  1,000    998,799
 Royal Bank of Canada
    0.550%, 05/01/15.........................................  3,200  3,205,869
    0.800%, 10/30/15.........................................    500    502,490
 Sanofi
    # 1.625%, 03/28/14.......................................  1,500  1,503,126
 Societe Financement de l'Economie Francaise
    2.875%, 09/22/14.........................................  1,000  1,016,552
 State of North Rhine-Westphalia
    1.625%, 09/17/14.........................................    500    504,120
 Svensk Exportkredit AB
    3.250%, 09/16/14.........................................  1,800  1,833,370
    0.625%, 09/04/15.........................................    500    502,154
    1.750%, 10/20/15.........................................    980  1,002,415
 Svensk Exportkredit AB Floating Rate Note
    (r) 0.396%, 03/23/14.....................................  1,000  1,000,334
 Svenska Handelsbanken AB Floating Rate Note
    (r) 0.423%, 10/06/14.....................................    500    500,395
    (r) 0.527%, 01/16/15.....................................  1,000  1,002,216
 Sweden Government International Bond
    1.000%, 06/03/14.........................................    200    200,538
 Toronto-Dominion Bank (The)
    1.375%, 07/14/14.........................................    800    804,016
 Toronto-Dominion Bank (The) Floating Rate Note
    (r) 0.418%, 05/01/15.....................................  1,000  1,000,744
    (r) 0.438%, 11/06/15.....................................  1,500  1,500,523
 Total Capital Canada, Ltd. Floating Rate Note
    (r) 0.619%, 01/15/16.....................................  1,140  1,145,220
 Total Capital SA
    3.000%, 06/24/15.........................................    700    725,414
 Toyota Motor Credit Corp.
    1.250%, 11/17/14.........................................    805    811,501
    1.000%, 02/17/15.........................................  1,500  1,511,200

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
Toyota Motor Credit Corp. Floating Rate Note
   (r) 0.411%, 12/05/14................................ $      400 $    400,591
   (r) 0.389%, 04/08/15................................        500      500,626
US Bancorp
   2.875%, 11/20/14....................................      2,000    2,040,232
Westpac Banking Corp.
   1.189%, 02/14/14....................................      1,500    1,500,410
   4.200%, 02/27/15....................................        813      846,148
   3.000%, 08/04/15....................................      1,486    1,541,767
                                                                   ------------
TOTAL BONDS............................................             102,009,196
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (10.0%)
U.S. Treasury Notes
   0.250%, 07/15/15....................................      2,500    2,501,660
   1.750%, 07/31/15....................................        750      767,050
   0.250%, 08/15/15....................................      1,600    1,600,626
   1.250%, 08/31/15....................................        700      711,184
   1.250%, 10/31/15....................................        500      508,476
   0.375%, 11/15/15....................................      1,000    1,001,719
   0.250%, 11/30/15....................................      2,700    2,698,523
   0.250%, 12/15/15....................................      1,700    1,698,540
   2.125%, 12/31/15....................................      3,000    3,103,125
   0.375%, 01/15/16....................................      1,000    1,000,938
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS........................              15,591,841
                                                                   ------------
COMMERCIAL PAPER -- (8.4%)
ANZ New Zealand Int'l, Ltd.
   ##0.150%, 04/11/14..................................        250      249,942
Caisse des Depots et Consignations
   ##0.160%, 03/18/14..................................      1,300    1,299,799
   ##0.180%, 04/03/14..................................      1,000      999,755
   ##0.175%, 05/27/14..................................      2,000    1,998,679
Nordea Bank AB
   ##0.170%, 04/07/14..................................        600      599,842
Standard Chartered Bank
   ##0.150%, 04/08/14..................................      3,000    2,999,179
   ##0.150%, 04/09/14..................................      1,500    1,499,581
United Overseas Bank, Ltd.
   ##0.190%, 04/15/14..................................      2,000    1,999,367
   ##0.180%, 04/28/14..................................        500      499,798
   ##0.200%, 05/13/14..................................        500      499,736
   ##0.190%, 05/19/14..................................        500      499,709
                                                                   ------------
TOTAL COMMERCIAL PAPER.................................              13,145,387
                                                                   ------------

                                                          SHARES
                                                        ----------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   State Street Institutional Liquid Reserves,
      0.060%...........................................  1,036,116    1,036,116
                                                                   ------------


                                     1572

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)     VALUE+
                                                           ------- ------------
SECURITIES LENDING COLLATERAL -- (1.9%)
(S)@ DFA Short Term Investment Fund....................... 259,102 $  2,997,805
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $156,430,646)^^                                           $156,627,044
                                                                   ============

                                     1573

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
 Agency Obligations...............         -- $ 21,846,699   --    $ 21,846,699
 Bonds............................         --  102,009,196   --     102,009,196
 U.S. Treasury Obligations........         --   15,591,841   --      15,591,841
 Commercial Paper.................         --   13,145,387   --      13,145,387
 Temporary Cash Investments....... $1,036,116           --   --       1,036,116
 Securities Lending Collateral....         --    2,997,805   --       2,997,805
                                   ---------- ------------   --    ------------
 TOTAL............................ $1,036,116 $155,590,928   --    $156,627,044
                                   ========== ============   ==    ============

                                     1574

                           VA GLOBAL BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
BONDS -- (88.4%)
AUSTRALIA -- (7.4%)
Australia & New Zealand Banking Group, Ltd.
#  1.450%, 05/15/18                                         $   900 $   884,163
Commonwealth Bank of Australia
   1.900%, 09/18/17......................................       590     597,872
   4.250%, 04/06/18...................................... EUR 2,300   3,474,157
   2.500%, 09/20/18......................................       400     407,868
National Australia Bank, Ltd.
   2.300%, 07/25/18......................................     4,000   4,052,956
Westpac Banking Corp.
#  2.000%, 08/14/17                                           3,000   3,055,848
#  2.250%, 01/17/19                                           1,400   1,403,144
                                                                    -----------
TOTAL AUSTRALIA..........................................            13,876,008
                                                                    -----------
AUSTRIA -- (0.5%)
Oesterreichische Kontrollbank AG
   1.125%, 05/29/18......................................     1,000     986,436
                                                                    -----------
BELGIUM -- (1.5%)
Belgium Government Bond
   5.500%, 09/28/17...................................... EUR 1,750   2,774,491
                                                                    -----------
CANADA -- (11.2%)........................................
Bank of Nova Scotia......................................
   2.550%, 01/12/17......................................     3,000   3,129,804
British Columbia, Province of Canada
   1.200%, 04/25/17......................................     3,100   3,120,668
Manitoba, Province of Canada
   1.300%, 04/03/17......................................     1,000   1,009,947
Ontario, Province of Canada..............................
#  1.200%, 02/14/18                                           2,700   2,669,371
   2.000%, 09/27/18......................................     1,300   1,316,298
Royal Bank of Canada
   2.200%, 07/27/18......................................     5,000   5,074,485
Toronto-Dominion Bank (The)
   1.400%, 04/30/18......................................     1,500   1,480,653
   2.625%, 09/10/18......................................     2,500   2,583,675
Total Capital Canada, Ltd.
   1.450%, 01/15/18......................................       750     751,669
                                                                    -----------
TOTAL CANADA                                                         21,136,570
                                                                    -----------
DENMARK -- (1.8%)
Kommunekredit
   1.125%, 03/15/18......................................     3,500   3,443,272
                                                                    -----------
FINLAND -- (3.0%)
Finland Government International Bond
   1.625%, 10/01/18......................................     1,000   1,005,088

                                                            FACE
                                                           AMOUNT^
                                                            (000)     VALUE+
                                                          --------- -----------
FINLAND -- (Continued)
Municipality Finance P.L.C.
   1.625%, 04/25/17......................................   $ 1,000 $ 1,018,476
   1.125%, 12/07/17...................................... GBP 1,000   1,617,777
   1.125%, 04/17/18......................................     2,000   1,960,084
                                                                    -----------
TOTAL FINLAND............................................             5,601,425
                                                                    -----------
FRANCE -- (4.3%)
France Government Bond OAT
   4.250%, 10/25/17...................................... EUR 2,500   3,829,026
Total Capital International SA
   1.550%, 06/28/17......................................     2,000   2,024,594
#  2.125%, 01/10/19......................................     1,000   1,012,816
Total Capital SA
   2.125%, 08/10/18......................................     1,300   1,320,402
                                                                    -----------
TOTAL FRANCE.............................................             8,186,838
                                                                    -----------
GERMANY -- (6.3%)
KFW
   0.875%, 10/13/17...................................... EUR   500     681,738
   1.000%, 12/07/17...................................... GBP 2,000   3,228,913
Landeskreditbank Baden- Wuerttemberg Foerderbank
   0.875%, 12/15/17...................................... GBP 1,000   1,601,765
Landwirtschaftliche Rentenbank
   1.000%, 12/15/17...................................... GBP 3,000   4,842,876
NRW Bank
   0.875%, 12/15/17...................................... GBP 1,000   1,598,774
                                                                    -----------
TOTAL GERMANY............................................            11,954,066
                                                                    -----------
JAPAN -- (2.7%)
Japan Bank for International Cooperation
   1.750%, 07/31/18......................................     4,000   4,016,988
Japan Finance Organization for Municipalities
   1.375%, 02/05/18......................................     1,000     984,470
                                                                    -----------
TOTAL JAPAN..............................................             5,001,458
                                                                    -----------
NETHERLANDS -- (6.4%)
Bank Nederlandse Gemeenten
   1.375%, 09/27/17......................................     2,100   2,107,060
   1.375%, 03/19/18......................................       800     793,002
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
   3.375%, 01/19/17......................................     1,000   1,067,196
   2.250%, 01/14/19......................................     4,100   4,103,456
Shell International Finance BV
   1.900%, 08/10/18......................................     4,000   4,039,716
                                                                    -----------
TOTAL NETHERLANDS                                                    12,110,430
                                                                    -----------


                                     1575

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                           --------- ----------
 NEW ZEALAND -- (1.8%)
 New Zealand Government Bond
    6.000%, 12/15/17...................................... NZD 4,000 $3,476,076
                                                                     ----------
 NORWAY -- (4.0%)
 Kommunalbanken A.S.
    1.000%, 09/26/17......................................       900    892,539
    1.125%, 12/15/17...................................... GBP 1,000  1,617,629
    1.000%, 03/15/18......................................     2,000  1,960,028
 Statoil ASA
    1.150%, 05/15/18......................................     2,600  2,546,895
    1.950%, 11/08/18......................................       600    604,580
                                                                     ----------
 TOTAL NORWAY.............................................            7,621,671
                                                                     ----------
 SINGAPORE -- (1.7%)
 Singapore Government Bond
    0.500%, 04/01/18...................................... SGD 3,000  2,302,752
    4.000%, 09/01/18...................................... SGD 1,000    880,233
                                                                     ----------
 TOTAL SINGAPORE..........................................            3,182,985
                                                                     ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (4.7%)
 Council Of Europe Development Bank
 #  1.500%, 02/22/17                                           3,500  3,557,099
 #  1.000%, 03/07/18                                             500    491,357
 European Investment Bank
    1.000%, 12/15/17......................................       600    593,340
    1.375%, 01/15/18...................................... GBP 2,000  3,245,155
    1.625%, 12/18/18......................................     1,000    995,391
                                                                     ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............            8,882,342
                                                                     ----------
 SWEDEN -- (4.8%)
 Kingdom of Sweden
    0.875%, 01/31/18...................................... EUR   800  1,091,542
 Kommuninvest I Sverige AB
    1.625%, 02/13/17......................................     2,000  2,040,724
    1.000%, 10/24/17......................................       900    892,940
 Nordea Bank AB
    3.750%, 02/24/17...................................... EUR 1,000  1,463,272
 Svensk Exportkredit AB
    1.750%, 05/30/17......................................     3,400  3,469,027
                                                                     ----------
 TOTAL SWEDEN.............................................            8,957,505
                                                                     ----------
 UNITED KINGDOM -- (4.1%)
 Barclays Bank P.L.C.
    1.500%, 04/04/17...................................... GBP 1,000  1,652,266
 Lloyds TSB Bank P.L.C.
    1.500%, 05/02/17...................................... GBP   500    826,939

                                                             FACE
                                                            AMOUNT^
                                                             (000)     VALUE+
                                                           --------- ----------
 UNITED KINGDOM -- (Continued)
 United Kingdom Gilt
    1.250%, 07/22/18...................................... GBP 3,200 $5,173,678
                                                                     ----------
 TOTAL UNITED KINGDOM.....................................            7,652,883
                                                                     ----------
 UNITED STATES -- (22.2%)
 3M Co.
 #  1.000%, 06/26/17                                           1,000    996,030
 Apple, Inc.
    1.000%, 05/03/18......................................     4,700  4,584,371
 Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17......................................     1,200  1,220,443
    1.300%, 05/15/18......................................     2,500  2,465,850
 Berkshire Hathaway, Inc.
    1.550%, 02/09/18......................................       900    899,590
 Chevron Corp.
    1.104%, 12/05/17......................................     3,800  3,765,241
    1.718%, 06/24/18......................................       173    173,976
 Coca-Cola Co. (The)
 #  1.150%, 04/01/18                                           1,500  1,477,620
    1.650%, 11/01/18......................................     3,000  2,997,012
 Colgate-Palmolive Co.
    0.900%, 05/01/18......................................       500    487,082
 General Electric Capital Corp.
    5.625%, 09/15/17......................................     2,500  2,854,537
    1.600%, 11/20/17......................................       600    602,430
    1.625%, 04/02/18......................................     1,000    996,126
    2.300%, 01/14/19......................................       300    303,199
 International Business Machines Corp.
    5.700%, 09/14/17......................................     1,300  1,496,525
    1.250%, 02/08/18......................................     1,000    989,471
 Johnson & Johnson
    5.150%, 07/15/18......................................     1,930  2,233,413
    1.650%, 12/05/18......................................     1,600  1,611,008
 Microsoft Corp.
    1.625%, 12/06/18......................................     3,000  2,993,487
 Toyota Motor Credit Corp.
    1.750%, 05/22/17......................................       500    509,357
 #  1.375%, 01/10/18                                           3,500  3,489,955
    2.000%, 10/24/18......................................       500    504,234
    2.100%, 01/17/19......................................       500    503,479
 Wal-Mart Stores, Inc.
    5.375%, 04/05/17......................................     1,000  1,137,381
    5.800%, 02/15/18......................................     1,000  1,166,098

                                     1576

VA GLOBAL BOND PORTFOLIO
CONTINUED


                                                      FACE
                                                     AMOUNT^
                                                      (000)       VALUE+
                                                    ---------- ------------
    UNITED STATES -- (Continued)
       1.125%, 04/11/18............................ $    1,500 $  1,474,161
                                                               ------------
    TOTAL UNITED STATES............................              41,932,076
                                                               ------------
    TOTAL BONDS....................................             166,776,532
                                                               ------------
    AGENCY OBLIGATIONS -- (3.8%)
    Federal Home Loan Mortgage Corporation
       4.875%, 06/13/18............................      1,000    1,147,947
    Federal National Mortgage Association
       1.875%, 09/18/18............................      1,000    1,014,925
    #  1.625%, 11/27/18                                  5,000    4,996,015
                                                               ------------
    TOTAL AGENCY OBLIGATIONS.......................               7,158,887
                                                               ------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)
                                                    ----------
    SECURITIES LENDING COLLATERAL -- (7.8%)
    (S)@DFA Short Term Investment Fund               1,210,026   14,000,000
    @  Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.03%, 02/03/14
       (Collateralized by $888,651 GNMA 3.50%,
       09/20/42, valued at $798,742 ) to be
       repurchased at $783,081..................... $      783      783,080
                                                               ------------
    TOTAL SECURITIES LENDING COLLATERAL............              14,783,080
                                                               ------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $187,179,280)^^........................            $188,718,499
                                                               ============

                                     1577

VA GLOBAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              -----------------------------------------
                                              LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                              ------- ------------ ------- ------------
Bonds
   Australia.................................   --    $ 13,876,008   --    $ 13,876,008
   Austria...................................   --         986,436   --         986,436
   Belgium...................................   --       2,774,491   --       2,774,491
   Canada....................................   --      21,136,570   --      21,136,570
   Denmark...................................   --       3,443,272   --       3,443,272
   Finland...................................   --       5,601,425   --       5,601,425
   France....................................   --       8,186,838   --       8,186,838
   Germany...................................   --      11,954,066   --      11,954,066
   Japan.....................................   --       5,001,458   --       5,001,458
   Netherlands...............................   --      12,110,430   --      12,110,430
   New Zealand...............................   --       3,476,076   --       3,476,076
   Norway....................................   --       7,621,671   --       7,621,671
   Singapore.................................   --       3,182,985   --       3,182,985
   Supranational Organization Obligations....   --       8,882,342   --       8,882,342
   Sweden....................................   --       8,957,505   --       8,957,505
   United Kingdom............................   --       7,652,883   --       7,652,883
   United States.............................   --      41,932,076   --      41,932,076
Agency Obligations...........................   --       7,158,887   --       7,158,887
Securities Lending Collateral................   --      14,783,080   --      14,783,080
Forward Currency Contracts**.................   --          78,181   --          78,181
                                                --    ------------   --    ------------
TOTAL........................................   --    $188,796,680   --    $188,796,680
                                                ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                                     1578

                  DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Core Equity 2 Portfolio of DFA
   Investment Dimensions Group Inc......................... 833,375 $13,133,984
 Investment in International Core Equity Portfolio of DFA
   Investment Dimensions Group Inc......................... 568,415   7,036,979
 Investment in VA Global Bond Portfolio of DFA Investment
   Dimensions Group Inc.................................... 543,946   5,852,858
 Investment in DFA Selectively Hedged Global Fixed Income
   Portfolio of DFA Investment Dimensions
    Group Inc.............................................. 582,514   5,796,015
 Investment in U.S. Core Equity 1 Portfolio of DFA
   Investment Dimensions Group Inc......................... 291,368   4,653,150
 Investment in Emerging Markets Core Equity Portfolio of
   DFA Investment Dimensions Group Inc..................... 133,931   2,441,560
 Investment in DFA Two-Year Global Fixed Income Portfolio
   of DFA Investment Dimensions Group Inc.................. 232,500   2,329,645
 Investment in VA Short-Term Fixed Portfolio of DFA
   Investment Dimensions Group Inc......................... 228,169   2,327,320
 Investment in VA U.S. Large Value Portfolio of DFA
   Investment Dimensions Group Inc.........................  42,696     897,044
 Investment in VA International Value Portfolio of DFA
   Investment Dimensions Group Inc.........................  61,107     777,284
 Investment in DFA Real Estate Securities Portfolio of DFA
   Investment Dimensions Group Inc.........................  17,495     472,895
                                                                    -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $43,236,564)..................................          45,718,734
                                                                    -----------
 TEMPORARY CASH INVESTMENTS -- (0.0%)
 State Street Institutional Liquid Reserves, 0.060%
    (Cost $14,613).........................................  14,613      14,613
                                                                    -----------
    TOTAL INVESTMENTS -- (100.0%)
       (Cost $43,251,177)^^................................         $45,733,347
                                                                    ===========

                                     1579

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                              ---------------------------------------
                                                LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                              -----------  ------- ------- -----------
Affiliated Investment Companies.............. $45,718,734    --      --    $45,718,734
Temporary Cash Investments...................      14,613    --      --         14,613
                                              -----------    --      --    -----------
TOTAL........................................ $45,733,347    --      --    $45,733,347
                                              ===========    ==      ==    ===========

                                     1580

                        U.S. LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES    VALUE+
                                                        ------- ----------
COMMON STOCKS -- (90.4%)
Consumer Discretionary -- (20.6%)
    Advance Auto Parts, Inc............................   7,280 $  835,817
    Allison Transmission Holdings, Inc.................   6,142    176,460
*   Amazon.com, Inc....................................   9,949  3,568,607
#*  AutoNation, Inc....................................   2,307    113,943
*   Bed Bath & Beyond, Inc.............................   9,795    625,411
    Best Buy Co., Inc..................................  44,412  1,045,458
    BorgWarner, Inc....................................  11,224    602,729
    Brunswick Corp.....................................   6,754    280,021
    Carter's, Inc......................................   4,606    309,753
    CBS Corp. Class B..................................  11,017    646,918
*   Charter Communications, Inc. Class A...............   9,268  1,269,716
*   Chipotle Mexican Grill, Inc........................   1,512    834,564
    Cinemark Holdings, Inc.............................   8,808    258,162
#   Coach, Inc.........................................  22,345  1,070,102
    Delphi Automotive P.L.C............................  10,293    626,741
    Dick's Sporting Goods, Inc.........................   8,684    455,910
*   DISH Network Corp. Class A.........................   7,927    446,924
*   Dollar General Corp................................   7,582    427,018
*   Dollar Tree, Inc...................................  19,320    976,046
    DSW, Inc. Class A..................................   2,910    109,561
    Expedia, Inc.......................................   4,970    322,951
#*  Family Dollar Stores, Inc..........................  13,494    834,199
    Ford Motor Co...................................... 194,181  2,904,948
*   Fossil Group, Inc..................................   4,496    502,788
    Gap, Inc. (The)....................................   9,176    349,422
#   Genuine Parts Co...................................  10,007    823,076
    GNC Holdings, Inc. Class A.........................   7,935    405,558
#   Goodyear Tire & Rubber Co. (The)...................  21,311    504,218
    H&R Block, Inc.....................................  23,638    718,595
    Hanesbrands, Inc...................................   8,077    574,598
    Harley-Davidson, Inc...............................  17,740  1,094,381
#   Hasbro, Inc........................................   8,571    421,008
    Home Depot, Inc. (The).............................  58,630  4,505,715
    HSN, Inc...........................................   1,014     55,537
#   International Game Technology......................  29,718    428,831
    Interpublic Group of Cos., Inc. (The)..............  21,381    348,938
*   Lamar Advertising Co. Class A......................   2,441    118,779
    Las Vegas Sands Corp...............................  15,596  1,193,406
*   Liberty Global P.L.C. Class A......................   4,272    341,461
*   Liberty Global P.L.C. Series C.....................   2,780    220,537
    Lions Gate Entertainment Corp......................  10,860    351,104
    Lowe's Cos., Inc...................................  42,818  1,982,045
#*  Lululemon Athletica, Inc...........................   4,960    226,622
    Mattel, Inc........................................  16,758    634,123
    McDonald's Corp....................................  37,471  3,528,644
*   Michael Kors Holdings, Ltd.........................  18,882  1,509,238
    Newell Rubbermaid, Inc.............................  25,422    785,540
    NIKE, Inc. Class B.................................   8,907    648,875
#   Nordstrom, Inc.....................................  16,356    939,652
*   O'Reilly Automotive, Inc...........................   9,797  1,283,211
*   Omnicom Group, Inc.................................     169     12,266

                                     1581

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
#*  Panera Bread Co. Class A...........................  1,131 $   191,218
#   PetSmart, Inc......................................  9,112     574,056
#   Polaris Industries, Inc............................  6,470     810,044
*   priceline.com, Inc.................................  1,038   1,188,396
    Ralph Lauren Corp..................................  2,310     362,416
    Ross Stores, Inc................................... 20,047   1,361,392
    Scripps Networks Interactive, Inc. Class A.........  9,422     683,283
#*  Sirius XM Holdings, Inc............................ 73,056     261,540
    Starbucks Corp..................................... 28,283   2,011,487
    Starwood Hotels & Resorts Worldwide, Inc...........  9,707     725,210
*   Starz..............................................  1,350      37,773
    Tiffany & Co.......................................  6,191     515,029
    TJX Cos., Inc...................................... 27,786   1,593,805
    Tractor Supply Co..................................  6,482     431,118
#*  TripAdvisor, Inc...................................  6,376     492,163
    Tupperware Brands Corp.............................  4,463     349,721
    Twenty-First Century Fox, Inc. Class A............. 34,630   1,101,927
#*  Ulta Salon Cosmetics & Fragrance, Inc..............  3,153     270,244
#*  Under Armour, Inc. Class A.........................  2,098     226,815
*   Urban Outfitters, Inc..............................  2,065      73,968
    VF Corp............................................  7,788     455,209
    Viacom, Inc. Class A...............................    167      13,757
    Viacom, Inc. Class B............................... 16,382   1,344,962
    Williams-Sonoma, Inc...............................  6,246     340,532
    Wyndham Worldwide Corp.............................  5,870     416,418
#   Wynn Resorts, Ltd..................................     91      19,785
    Yum! Brands, Inc................................... 16,589   1,113,951
                                                               -----------
Total Consumer Discretionary...........................         60,216,346
                                                               -----------
Consumer Staples -- (12.3%)
    Altria Group, Inc.................................. 83,930   2,956,015
    Avon Products, Inc................................. 31,452     468,320
#   Brown-Forman Corp. Class A.........................    418      32,194
#   Brown-Forman Corp. Class B......................... 11,023     848,771
#   Campbell Soup Co................................... 22,407     923,392
#   Clorox Co. (The)................................... 11,822   1,043,528
    Coca-Cola Co. (The)................................ 56,416   2,133,653
    Coca-Cola Enterprises, Inc......................... 13,263     574,155
    Colgate-Palmolive Co............................... 38,419   2,352,395
    Costco Wholesale Corp.............................. 10,848   1,218,881
#*  Dean Foods Co......................................  4,672      73,818
    Dr Pepper Snapple Group, Inc....................... 17,840     854,179
    Estee Lauder Cos., Inc. (The) Class A..............  9,270     637,220
    Flowers Foods, Inc.................................  5,602     117,362
    General Mills, Inc................................. 16,048     770,625
#   Green Mountain Coffee Roasters, Inc................  7,700     623,700
#   Herbalife, Ltd.....................................  9,018     580,489
    Hershey Co. (The)..................................  5,760     572,544
    Hillshire Brands Co................................  8,429     300,241
    Kellogg Co.........................................  7,773     450,679
    Kimberly-Clark Corp................................ 14,794   1,618,020
    Kraft Foods Group, Inc............................. 22,828   1,195,046
    Kroger Co. (The)................................... 25,505     920,730

                                     1582

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Staples -- (Continued)
    McCormick & Co., Inc.(579780206)...................  5,026 $   322,569
#   McCormick & Co., Inc.(579780107)...................    100       6,470
    Mead Johnson Nutrition Co.......................... 18,408   1,415,391
*   Monster Beverage Corp.............................. 14,910   1,012,389
    Nu Skin Enterprises, Inc. Class A..................  3,901     332,170
    PepsiCo, Inc....................................... 62,438   5,017,518
*   Pilgrim's Pride Corp...............................  8,278     138,491
    Reynolds American, Inc............................. 12,123     587,966
    Sysco Corp......................................... 18,648     654,172
    Wal-Mart Stores, Inc............................... 66,777   4,986,906
*   WhiteWave Foods Co. Class A........................  2,386      57,765
    Whole Foods Market, Inc............................  3,645     190,488
                                                               -----------
Total Consumer Staples.................................         35,988,252
                                                               -----------
Energy -- (3.0%)
    Cabot Oil & Gas Corp...............................  9,548     381,729
#*  Continental Resources, Inc.........................  1,458     160,672
    Core Laboratories NV...............................  3,862     690,989
*   Dresser-Rand Group, Inc............................  3,896     222,072
*   FMC Technologies, Inc..............................  9,925     490,692
    Halliburton Co..................................... 35,602   1,744,854
*   Kosmos Energy, Ltd.................................    950       9,823
#*  Laredo Petroleum, Inc..............................  6,030     149,182
*   Oasis Petroleum, Inc............................... 11,055     462,209
    Oceaneering International, Inc.....................  4,982     339,523
#   ONEOK, Inc.........................................  8,590     588,329
#   RPC, Inc...........................................  6,258     106,574
    Schlumberger, Ltd.................................. 26,012   2,277,871
*   Southwestern Energy Co............................. 25,901   1,053,912
    Targa Resources Corp...............................  1,616     145,909
                                                               -----------
Total Energy...........................................          8,824,340
                                                               -----------
Financials -- (3.0%)
*   Altisource Portfolio Solutions SA..................  1,149     150,220
    American Express Co................................ 28,586   2,430,382
    CBOE Holdings, Inc.................................  7,104     369,550
*   CBRE Group, Inc. Class A........................... 14,738     391,147
#   Eaton Vance Corp...................................  9,156     348,569
    Erie Indemnity Co. Class A.........................  3,760     263,839
    Franklin Resources, Inc............................ 10,445     543,244
    LPL Financial Holdings, Inc........................  5,196     278,142
    Marsh & McLennan Cos., Inc......................... 13,719     627,095
    McGraw Hill Financial, Inc.........................  9,856     749,450
    Moody's Corp....................................... 19,236   1,434,621
#*  Ocwen Financial Corp...............................  6,934     306,067
    T Rowe Price Group, Inc............................  5,299     415,654
    Waddell & Reed Financial, Inc. Class A.............  6,522     422,756
                                                               -----------
Total Financials.......................................          8,730,736
                                                               -----------
Health Care -- (11.9%)
    Abbott Laboratories................................  1,464      53,670
    AbbVie, Inc........................................ 64,837   3,191,926

                                     1583

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
    Allergan, Inc......................................  2,201 $   252,235
    AmerisourceBergen Corp............................. 20,641   1,387,488
    Amgen, Inc......................................... 15,033   1,788,175
    Baxter International, Inc.......................... 11,353     775,410
    Becton Dickinson and Co............................  7,471     807,765
*   Biogen Idec, Inc...................................  3,016     942,922
*   Bruker Corp........................................  1,069      21,754
    Cardinal Health, Inc...............................  8,110     551,642
*   Celgene Corp....................................... 11,057   1,679,890
    Covidien P.L.C..................................... 11,761     802,571
    CR Bard, Inc.......................................  6,803     881,601
*   DaVita HealthCare Partners, Inc....................  6,582     427,369
    Eli Lilly & Co..................................... 39,356   2,125,618
#*  Endo Health Solutions, Inc......................... 15,034     990,440
*   Gilead Sciences, Inc............................... 40,928   3,300,843
#*  IDEXX Laboratories, Inc............................  4,639     530,052
    Johnson & Johnson.................................. 78,625   6,955,954
#*  Laboratory Corp. of America Holdings...............  6,606     593,417
    McKesson Corp......................................  7,184   1,252,961
    Medtronic, Inc.....................................  7,445     421,089
*   Mettler-Toledo International, Inc..................  2,513     618,952
*   Mylan, Inc......................................... 25,791   1,171,169
    Perrigo Co. P.L.C..................................  1,975     307,429
#   Questcor Pharmaceuticals, Inc......................  5,432     363,998
*   Regeneron Pharmaceuticals, Inc.....................  1,855     535,334
#*  Salix Pharmaceuticals, Ltd.........................  1,980     192,733
    St Jude Medical, Inc............................... 11,872     720,987
#*  Tenet Healthcare Corp.............................. 10,841     498,794
*   United Therapeutics Corp...........................  2,092     214,681
#*  Varian Medical Systems, Inc........................  4,543     369,391
*   Waters Corp........................................  1,795     194,345
                                                               -----------
Total Health Care......................................         34,922,605
                                                               -----------
Industrials -- (14.8%)
    3M Co.............................................. 17,139   2,197,048
    AMETEK, Inc........................................  4,986     246,408
#   Babcock & Wilcox Co. (The).........................  4,857     166,498
    Boeing Co. (The)................................... 29,819   3,735,128
#   Caterpillar, Inc................................... 30,155   2,831,856
#   CH Robinson Worldwide, Inc......................... 12,122     709,622
    Chicago Bridge & Iron Co. NV.......................  5,392     404,346
    Copa Holdings SA Class A...........................  1,442     188,469
*   Copart, Inc........................................  5,256     180,176
    Crane Co...........................................  2,623     165,669
    Cummins, Inc.......................................  3,520     446,970
#   Deere & Co......................................... 19,158   1,646,822
    Delta Air Lines, Inc............................... 29,454     901,587
    Donaldson Co., Inc.................................  4,505     185,876
    Dover Corp.........................................  3,224     279,070
    Emerson Electric Co................................ 28,497   1,879,092
    Equifax, Inc.......................................    411      28,795
#   Fastenal Co........................................ 13,191     579,481
    Flowserve Corp.....................................  6,291     455,028

                                     1584

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
    Fluor Corp......................................... 12,840 $   975,326
    Graco, Inc.........................................  5,141     357,248
*   Hexcel Corp........................................  4,050     168,804
    Honeywell International, Inc....................... 19,818   1,807,996
    Hubbell, Inc. Class A..............................    200      21,142
    Hubbell, Inc. Class B..............................  2,194     256,106
    Huntington Ingalls Industries, Inc.................  5,816     552,636
    Illinois Tool Works, Inc...........................  8,966     707,148
    Iron Mountain, Inc................................. 13,081     345,469
    ITT Corp...........................................  2,878     117,854
    JB Hunt Transport Services, Inc.................... 10,227     767,536
    Lennox International, Inc..........................  4,125     357,060
    Lincoln Electric Holdings, Inc.....................  3,510     242,892
    Lockheed Martin Corp............................... 10,763   1,624,244
    Masco Corp.........................................  9,118     192,937
*   Middleby Corp......................................    378      93,207
#   MSC Industrial Direct Co., Inc. Class A............  1,629     136,869
    Nordson Corp.......................................  3,204     222,101
*   Old Dominion Freight Line, Inc.....................  6,222     337,481
    PACCAR, Inc........................................  7,393     414,008
    Pall Corp..........................................  2,203     176,460
    Parker Hannifin Corp...............................  6,253     708,903
#   Pitney Bowes, Inc.................................. 15,041     378,732
    Raytheon Co........................................  9,003     855,915
    Robert Half International, Inc..................... 11,886     496,597
    Rockwell Automation, Inc........................... 12,420   1,426,313
    Rockwell Collins, Inc.............................. 12,069     911,934
    Rollins, Inc....................................... 10,999     316,991
*   Sensata Technologies Holding NV....................  3,679     137,742
    Snap-on, Inc.......................................  2,487     249,073
    Toro Co. (The).....................................    880      55,757
    TransDigm Group, Inc...............................  3,942     658,432
    Tyco International, Ltd............................  8,330     337,282
*   United Continental Holdings, Inc................... 45,824   2,100,572
    United Parcel Service, Inc. Class B................ 28,800   2,742,624
    United Technologies Corp........................... 23,786   2,712,080
#   Valmont Industries, Inc............................    839     122,813
*   Verisk Analytics, Inc. Class A..................... 15,223     972,141
*   WABCO Holdings, Inc................................  5,428     468,002
    Wabtec Corp........................................  4,352     321,221
    Watsco, Inc........................................    604      57,151
    WW Grainger, Inc...................................  1,507     353,361
                                                               -----------
Total Industrials......................................         43,486,101
                                                               -----------
Information Technology -- (17.8%)
    Accenture P.L.C. Class A........................... 26,206   2,093,335
#*  Alliance Data Systems Corp.........................  4,490   1,076,073
    Amphenol Corp. Class A.............................  6,691     581,314
    Apple, Inc......................................... 19,639   9,831,283
*   Aspen Technology, Inc..............................  5,977     272,372
    Automatic Data Processing, Inc..................... 12,478     955,815
    Avago Technologies, Ltd............................  2,553     139,496
    Broadridge Financial Solutions, Inc................  8,987     326,138

                                     1585

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES    VALUE+
                                                        ------- -----------
Information Technology -- (Continued)
#*  Cadence Design Systems, Inc........................     100 $     1,412
*   Cognizant Technology Solutions Corp. Class A.......   3,723     360,833
#*  F5 Networks, Inc...................................   3,406     364,442
#   FactSet Research Systems, Inc......................   3,394     358,983
*   Fiserv, Inc........................................  13,176     738,515
*   FleetCor Technologies, Inc.........................   3,784     402,315
*   Gartner, Inc.......................................   7,879     554,130
*   Genpact, Ltd.......................................   6,193     105,095
    Global Payments, Inc...............................   4,198     277,446
    Harris Corp........................................  12,977     899,825
    International Business Machines Corp...............  23,672   4,182,369
    Intuit, Inc........................................   9,596     702,907
#*  IPG Photonics Corp.................................     634      42,396
    Jack Henry & Associates, Inc.......................   3,535     197,182
    KLA-Tencor Corp....................................   1,003      61,654
#   Linear Technology Corp.............................  20,402     908,705
    LSI Corp...........................................  25,436     280,559
    MasterCard, Inc. Class A...........................  42,060   3,183,101
    Maxim Integrated Products, Inc.....................   8,156     246,801
    Microsoft Corp..................................... 245,896   9,307,164
    Motorola Solutions, Inc............................  12,338     787,164
*   NCR Corp...........................................   7,729     271,984
#*  NeuStar, Inc. Class A..............................   2,440      82,692
    Oracle Corp........................................ 142,527   5,259,246
#   Paychex, Inc.......................................  33,745   1,411,216
#*  Rackspace Hosting, Inc.............................   5,521     201,020
    Seagate Technology P.L.C...........................  42,447   2,243,749
    Solera Holdings, Inc...............................   2,016     134,729
    Symantec Corp......................................  10,673     228,509
#*  Syntel, Inc........................................     701      59,059
#*  Teradata Corp......................................   4,561     187,548
    Texas Instruments, Inc.............................  28,124   1,192,458
    Total System Services, Inc.........................   8,119     242,596
#*  Ubiquiti Networks, Inc.............................   1,919      79,063
*   Ultimate Software Group, Inc.......................     470      76,718
#*  Vantiv, Inc. Class A...............................  12,986     393,995
*   VeriSign, Inc......................................     100       5,875
#   Western Union Co. (The)............................  49,326     759,620
#*  WEX, Inc...........................................   1,008      83,019
                                                                -----------
Total Information Technology...........................          52,151,920
                                                                -----------
Materials -- (6.1%)
    Air Products & Chemicals, Inc......................   5,154     541,892
    Airgas, Inc........................................   5,377     555,121
    Albemarle Corp.....................................   3,493     224,181
    Avery Dennison Corp................................   4,284     211,073
    Axiall Corp........................................     201       8,020
    Ball Corp..........................................  12,154     622,163
    Celanese Corp. Series A............................  13,706     694,072
    Eastman Chemical Co................................  13,897   1,083,410
    Ecolab, Inc........................................   6,484     651,901
    EI du Pont de Nemours & Co.........................  36,570   2,231,136
    FMC Corp...........................................  11,759     830,538

                                     1586

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
      International Flavors & Fragrances, Inc...........     3,370 $    292,112
      LyondellBasell Industries NV Class A..............    16,445    1,295,208
      Monsanto Co.......................................    14,483    1,543,164
#     NewMarket Corp....................................     1,016      340,218
*     Owens-Illinois, Inc...............................    21,070      675,083
      Packaging Corp. of America........................     4,135      267,121
      PPG Industries, Inc...............................     3,517      641,360
      Praxair, Inc......................................    11,764    1,467,206
      Rockwood Holdings, Inc............................     5,695      390,278
      RPM International, Inc............................     6,791      269,399
      Scotts Miracle-Gro Co. (The) Class A..............     2,163      128,461
      Sealed Air Corp...................................    15,234      475,148
      Sherwin-Williams Co. (The)........................     3,139      575,253
      Sigma-Aldrich Corp................................     5,021      466,802
      Silgan Holdings, Inc..............................     1,647       75,482
#     Southern Copper Corp..............................     3,508       98,154
      Valspar Corp. (The)...............................     6,424      451,479
      Westlake Chemical Corp............................     1,313      159,582
*     WR Grace & Co.....................................     6,394      603,082
                                                                   ------------
Total Materials.........................................             17,868,099
                                                                   ------------
Telecommunication Services -- (0.9%)
*     Crown Castle International Corp...................     6,127      434,772
#*    Level 3 Communications, Inc.......................    24,040      771,684
*     SBA Communications Corp. Class A..................    10,903    1,011,253
*     tw telecom, Inc...................................    11,157      328,685
                                                                   ------------
Total Telecommunication Services........................              2,546,394
                                                                   ------------
TOTAL COMMON STOCKS.....................................            264,734,793
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.060% 1,576,717    1,576,717
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.................... 2,298,554   26,594,265
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $270,839,178)^^................................           $292,905,775
                                                                   ============

                                     1587

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 60,216,346          --   --    $ 60,216,346
   Consumer Staples..............   35,988,252          --   --      35,988,252
   Energy........................    8,824,340          --   --       8,824,340
   Financials....................    8,730,736          --   --       8,730,736
   Health Care...................   34,922,605          --   --      34,922,605
   Industrials...................   43,486,101          --   --      43,486,101
   Information Technology........   52,151,920          --   --      52,151,920
   Materials.....................   17,868,099          --   --      17,868,099
   Telecommunication Services....    2,546,394          --   --       2,546,394
Temporary Cash Investments.......    1,576,717          --   --       1,576,717
Securities Lending Collateral....           -- $26,594,265   --      26,594,265
                                  ------------ -----------   --    ------------
TOTAL............................ $266,311,510 $26,594,265   --    $292,905,775
                                  ============ ===========   ==    ============

                                     1588

                        U.S. SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE+
                                                        ------ --------
COMMON STOCKS -- (67.9%)
Consumer Discretionary -- (16.1%)
#*  American Public Education, Inc.....................  4,671 $197,723
#*  ANN, Inc........................................... 15,041  486,426
#   Arctic Cat, Inc....................................  4,496  190,361
#*  Asbury Automotive Group, Inc....................... 10,685  502,409
#*  Ascent Capital Group, Inc. Class A.................    641   45,863
#*  Bally Technologies, Inc............................  8,612  631,432
#   Big 5 Sporting Goods Corp..........................  1,200   20,592
#*  Big Lots, Inc...................................... 15,261  408,842
#*  Blue Nile, Inc.....................................  3,481  149,892
#   Bob Evans Farms, Inc...............................  6,857  344,564
*   Bravo Brio Restaurant Group, Inc...................  4,755   71,040
    Brown Shoe Co., Inc................................ 11,120  263,322
#   Buckle, Inc. (The)................................. 12,177  539,685
#*  Buffalo Wild Wings, Inc............................  5,444  772,286
#   Capella Education Co...............................  3,381  210,941
*   Carmike Cinemas, Inc...............................  5,253  142,409
#   Carriage Services, Inc.............................  4,360   93,304
#   Cato Corp. (The) Class A...........................  4,749  132,782
#*  Cavco Industries, Inc..............................    400   31,248
#   CEC Entertainment, Inc.............................  4,339  234,132
#   Cheesecake Factory, Inc. (The)..................... 18,039  803,457
    Cherokee, Inc......................................    640    8,762
#   Chico's FAS, Inc................................... 42,842  711,177
#   Churchill Downs, Inc...............................  1,571  139,992
#*  Conn's, Inc........................................ 10,232  621,185
#   Cooper Tire & Rubber Co............................ 13,135  307,359
*   Costa, Inc.........................................    800   17,192
    Cracker Barrel Old Country Store, Inc..............  6,649  658,317
#*  Crown Media Holdings, Inc. Class A.................  5,366   16,420
#   CST Brands, Inc.................................... 21,491  686,208
    CTC Media, Inc..................................... 40,643  465,769
#   Culp, Inc..........................................  2,228   45,028
#*  Deckers Outdoor Corp...............................  9,818  765,313
    Destination Maternity Corp.........................  2,990   80,222
    DineEquity, Inc....................................  4,117  320,344
#*  Dorman Products, Inc...............................  9,960  519,514
#   Drew Industries, Inc...............................  6,046  290,752
    Einstein Noah Restaurant Group, Inc................  2,769   42,255
#   Entravision Communications Corp. Class A........... 15,339   92,494
#   Ethan Allen Interiors, Inc.........................  2,112   53,307
*   Express, Inc....................................... 30,112  521,540
*   Famous Dave's Of America, Inc......................    600   10,086
#*  Federal-Mogul Corp.................................  9,718  173,758
*   Fiesta Restaurant Group, Inc.......................  7,554  324,595
#   Finish Line, Inc. (The) Class A....................  2,911   74,667
#*  G-III Apparel Group, Ltd...........................  6,499  454,735
#*  Gentherm, Inc......................................  8,786  223,867
#   Gordmans Stores, Inc...............................  4,293   30,995
*   Grand Canyon Education, Inc........................ 12,140  531,975
#   Guess?, Inc........................................ 18,192  510,286
#*  Hibbett Sports, Inc................................  7,216  433,032

                                     1589

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------- --------
Consumer Discretionary -- (Continued)
    Hillenbrand, Inc...................................  16,958 $459,053
#   Interval Leisure Group, Inc........................  16,287  429,977
#*  iRobot Corp........................................   4,726  167,017
*   Jack in the Box, Inc...............................  11,570  585,095
#*  Kirkland's, Inc....................................   4,328   81,496
*   Kona Grill, Inc....................................     500    7,855
    La-Z-Boy, Inc......................................  13,895  374,053
#*  LeapFrog Enterprises, Inc..........................   3,441   24,500
*   Libbey, Inc........................................   4,937  106,343
#*  LIN Media LLC Class A..............................   9,187  227,011
    Lithia Motors, Inc. Class A........................   6,631  373,259
#*  Lumber Liquidators Holdings, Inc...................   7,844  698,037
#   Matthews International Corp. Class A...............     124    5,272
#*  Mattress Firm Holding Corp.........................   4,220  171,754
#*  Modine Manufacturing Co............................  10,123  132,611
#*  Monarch Casino & Resort, Inc.......................     800   15,416
#   Monro Muffler Brake, Inc...........................   8,552  474,721
#   Movado Group, Inc..................................   3,449  130,200
#*  Nathan's Famous, Inc...............................   1,228   60,086
#*  Nautilus, Inc......................................   7,490   63,815
#*  New York & Co., Inc................................  14,303   64,793
#   New York Times Co. (The) Class A...................  40,597  574,042
#   Nexstar Broadcasting Group, Inc. Class A...........   8,814  423,513
#   Nutrisystem, Inc...................................   7,237  102,910
#*  Office Depot, Inc.................................. 145,148  709,774
#*  Orbitz Worldwide, Inc..............................  27,307  196,610
#*  Outerwall, Inc.....................................   4,206  270,488
#*  Overstock.com, Inc.................................   5,980  125,939
#   Oxford Industries, Inc.............................   4,195  316,597
    Papa John's International, Inc.....................  11,326  545,120
#   PetMed Express, Inc................................   1,588   21,009
#   Pier 1 Imports, Inc................................  24,195  462,366
#   Pool Corp..........................................  13,059  707,537
#*  Popeyes Louisiana Kitchen, Inc.....................   8,179  329,205
#*  Red Robin Gourmet Burgers, Inc.....................   3,709  238,971
    Ruth's Hospitality Group, Inc......................  10,280  134,565
#*  Scientific Games Corp. Class A.....................  23,889  336,357
#*  Select Comfort Corp................................  14,529  237,840
*   Shiloh Industries, Inc.............................     437    6,590
#*  Shutterfly, Inc....................................   6,157  291,595
#   Sinclair Broadcast Group, Inc. Class A.............  17,070  536,339
#*  Smith & Wesson Holding Corp........................  16,238  212,555
*   Sonic Corp.........................................  19,100  339,789
#   Sotheby's..........................................     891   42,697
#   Standard Motor Products, Inc.......................   6,075  198,713
#   Stein Mart, Inc....................................   1,200   14,856
#*  Steven Madden, Ltd.................................  18,745  610,899
#   Sturm Ruger & Co., Inc.............................   1,130   86,072
*   Tenneco, Inc.......................................  13,454  764,725
#   Texas Roadhouse, Inc...............................  20,052  486,261
#   Thor Industries, Inc...............................   7,201  369,915
#*  Tile Shop Holdings, Inc............................  13,943  197,015
*   Tower International, Inc...........................   5,574  123,910

                                     1590

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Consumer Discretionary -- (Continued)
#   Vail Resorts, Inc.................................. 10,372 $   706,852
#   Valassis Communications, Inc.......................  1,945      66,130
#*  Valuevision Media, Inc. Class A....................  4,380      27,025
#*  Vera Bradley, Inc..................................  2,379      57,144
#*  Vitamin Shoppe, Inc................................  8,645     387,469
#   Winmark Corp.......................................  1,277     102,990
#*  Winnebago Industries, Inc..........................  7,049     168,894
#   Wolverine World Wide, Inc.......................... 19,078     532,276
    World Wrestling Entertainment, Inc. Class A........  1,300      31,447
#*  Zale Corp..........................................  5,406      81,739
#*  Zumiez, Inc........................................  8,253     177,604
                                                               -----------
Total Consumer Discretionary...........................         32,410,564
                                                               -----------
Consumer Staples -- (2.7%)
#   Alico, Inc.........................................  1,296      47,330
#*  Annie's, Inc.......................................  3,519     141,182
#   Arden Group, Inc. Class A..........................    764      96,417
#   B&G Foods, Inc..................................... 15,026     492,402
#*  Boston Beer Co., Inc. (The) Class A................  2,557     532,649
#   Cal-Maine Foods, Inc...............................  2,312     116,479
#   Calavo Growers, Inc................................  2,943      89,408
#   Casey's General Stores, Inc........................ 10,506     721,447
#*  Chefs' Warehouse, Inc. (The).......................  6,450     152,285
#*  Dean Foods Co......................................  6,735     106,413
#*  Farmer Bros Co.....................................  1,211      26,194
#*  Fresh Market, Inc. (The)........................... 13,191     461,157
#   Inter Parfums, Inc.................................  7,435     241,935
*   Inventure Foods, Inc...............................  2,932      36,738
    J&J Snack Foods Corp...............................  4,982     438,914
#   Lancaster Colony Corp..............................  7,114     618,349
#*  Medifast, Inc......................................  3,714      98,532
#*  National Beverage Corp.............................  2,300      47,679
#   Oil-Dri Corp. of America...........................  1,477      50,735
#   Orchids Paper Products Co..........................  1,600      49,840
*   Pilgrim's Pride Corp...............................    460       7,696
    Rocky Mountain Chocolate Factory, Inc..............    400       4,648
#   Sanderson Farms, Inc...............................  3,872     287,883
#*  Susser Holdings Corp...............................  5,633     343,500
#   WD-40 Co...........................................  3,898     267,910
                                                               -----------
Total Consumer Staples.................................          5,477,722
                                                               -----------
Energy -- (2.1%)
#*  Bonanza Creek Energy, Inc..........................  9,966     405,716
#   CARBO Ceramics, Inc................................  4,070     468,538
#*  Carrizo Oil & Gas, Inc............................. 12,366     508,243
#   Crosstex Energy, Inc............................... 13,004     487,650
#   EXCO Resources, Inc................................ 45,637     234,118
*   Gastar Exploration, Ltd............................ 13,440      80,102
#*  Geospace Technologies Corp.........................  3,681     292,713
#*  Goodrich Petroleum Corp............................  7,442     128,151
#*  Matador Resources Co............................... 13,944     271,071
*   Matrix Service Co..................................  1,342      35,268

                                     1591

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ ----------
Energy -- (Continued)
#   Panhandle Oil and Gas, Inc. Class A................    360 $   13,918
*   PDC Energy, Inc....................................  9,713    484,290
#*  PetroQuest Energy, Inc.............................  7,428     28,672
#*  Rex Energy Corp.................................... 14,624    275,516
#*  RigNet, Inc........................................  2,579    120,310
#*  Synergy Resources Corp............................. 13,145    113,573
#*  Triangle Petroleum Corp............................ 18,905    143,867
#*  Willbros Group, Inc................................  9,816     81,964
                                                               ----------
Total Energy...........................................         4,173,680
                                                               ----------
Financials -- (5.3%)
*   Altisource Portfolio Solutions SA..................  4,397    574,864
#   Bank of Hawaii Corp................................ 12,325    699,813
#   Bank of the Ozarks, Inc............................  9,499    602,237
#   BGC Partners, Inc. Class A......................... 36,463    234,457
#*  BofI Holding, Inc..................................  3,621    299,638
#   Cohen & Steers, Inc................................  2,284     82,384
#*  Consumer Portfolio Services, Inc...................  3,825     32,551
#   Crawford & Co. Class B.............................  1,463     11,836
*   Credit Acceptance Corp.............................  4,028    560,617
#   Diamond Hill Investment Group, Inc.................    909    104,117
#*  eHealth, Inc.......................................  1,006     53,751
#   Evercore Partners, Inc. Class A.................... 10,397    580,568
#   Federated Investors, Inc. Class B..................  3,143     84,515
#   Fidelity National Financial, Inc. Class A..........  4,647    146,566
#*  First Cash Financial Services, Inc.................  8,360    410,810
#   FXCM, Inc. Class A.................................  6,473    110,947
#   Gain Capital Holdings, Inc.........................    500      4,445
#   GAMCO Investors, Inc. Class A......................  1,338    108,097
#*  Green Dot Corp. Class A............................  8,788    197,906
#   Greenhill & Co., Inc...............................  7,684    399,184
#   HCI Group, Inc.....................................  2,858    121,551
    HFF, Inc. Class A.................................. 10,675    315,766
#   Home BancShares, Inc............................... 17,862    550,864
    Investors Bancorp, Inc............................. 24,395    618,901
#*  Ladenburg Thalmann Financial Services, Inc......... 11,507     27,617
    MarketAxess Holdings, Inc.......................... 10,298    646,097
#*  Portfolio Recovery Associates, Inc................. 14,421    724,223
#   Pzena Investment Management, Inc. Class A..........  1,700     17,952
*   Regional Management Corp...........................    705     23,427
#   RLI Corp...........................................  1,616     67,323
#*  Texas Capital Bancshares, Inc......................  4,000    237,880
#   Universal Insurance Holdings, Inc..................  2,826     31,510
#*  Virtus Investment Partners, Inc....................  2,345    427,400
#   Westamerica Bancorporation.........................  7,165    353,664
#*  Western Alliance Bancorp........................... 24,098    540,277
#   Westwood Holdings Group, Inc.......................  2,094    119,714
#*  WisdomTree Investments, Inc........................ 34,954    493,550

                                     1592

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Financials -- (Continued)
#*  World Acceptance Corp..............................    644 $    61,624
                                                               -----------
Total Financials.......................................         10,678,643
                                                               -----------
Health Care -- (8.6%)
#*  Accretive Health, Inc.............................. 13,774     126,859
#*  Addus HomeCare Corp................................    544      12,860
#*  Air Methods Corp................................... 11,163     574,113
#*  Akorn, Inc......................................... 25,589     580,870
*   AMN Healthcare Services, Inc....................... 11,065     167,192
#   Analogic Corp......................................  1,034      98,902
*   Anika Therapeutics, Inc............................  3,667     122,001
*   ArthroCare Corp....................................  6,290     285,440
#   Atrion Corp........................................    547     146,147
#*  Auxilium Pharmaceuticals, Inc...................... 12,467     318,906
*   Biospecifics Technologies Corp.....................    700      15,883
*   Cambrex Corp.......................................  4,903      92,029
#   Cantel Medical Corp................................  9,365     296,871
#*  Capital Senior Living Corp.........................  1,119      25,144
#*  Charles River Laboratories International, Inc...... 13,386     756,711
#   Chemed Corp........................................  4,205     331,859
#   Computer Programs & Systems, Inc...................  2,645     176,739
*   Corvel Corp........................................  4,508     213,499
#*  Cyberonics, Inc....................................  7,670     512,356
#*  Emeritus Corp......................................  5,728     126,302
#   Ensign Group, Inc. (The)...........................  5,608     235,087
#*  ExamWorks Group, Inc...............................  8,229     253,371
#*  Gentiva Health Services, Inc.......................  7,822      88,858
#*  Globus Medical, Inc. Class A.......................  5,129     120,019
#   HealthSouth Corp................................... 24,154     751,673
#*  Hi-Tech Pharmacal Co., Inc.........................     28       1,211
#   Hill-Rom Holdings, Inc............................. 16,248     589,315
#*  HMS Holdings Corp.................................. 19,439     447,680
*   ICU Medical, Inc...................................  4,112     265,265
#*  Integra LifeSciences Holdings Corp.................  8,372     388,963
#*  IPC The Hospitalist Co., Inc.......................  4,158     221,954
#   Landauer, Inc......................................    390      18,006
*   Lannett Co., Inc...................................  5,622     198,569
#*  Luminex Corp.......................................  2,033      37,143
#*  Masimo Corp........................................ 16,427     480,490
*   MedAssets, Inc..................................... 15,555     342,832
#*  Medidata Solutions, Inc............................ 13,642     860,810
#   Meridian Bioscience, Inc........................... 10,642     242,425
#*  MWI Veterinary Supply, Inc.........................  3,502     652,283
#*  Myriad Genetics, Inc............................... 20,459     565,282
#*  National Research Corp. Class A....................    900      13,500
#   National Research Corp. Class B....................    150       5,949
#*  NuVasive, Inc...................................... 11,607     434,566
*   Omnicell, Inc...................................... 11,408     294,555
#   Owens & Minor, Inc................................. 18,780     650,539
#*  PAREXEL International Corp......................... 12,937     631,455
*   Prestige Brands Holdings, Inc...................... 13,098     396,345
*   Providence Service Corp. (The).....................  3,480      91,837
#   Quality Systems, Inc............................... 15,407     283,643

                                     1593

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Health Care -- (Continued)
#   Questcor Pharmaceuticals, Inc......................  3,434 $   230,112
#*  Quidel Corp........................................  6,071     179,459
#*  Repligen Corp...................................... 11,086     171,611
    STERIS Corp........................................ 14,836     680,824
#*  Sucampo Pharmaceuticals, Inc. Class A..............  3,500      28,910
*   Team Health Holdings, Inc..........................  3,355     144,802
#*  Thoratec Corp...................................... 16,195     565,853
    US Physical Therapy, Inc...........................  2,600      81,926
#   Utah Medical Products, Inc.........................    680      36,176
*   Vascular Solutions, Inc............................  2,653      62,505
#   West Pharmaceutical Services, Inc.................. 13,062     619,792
                                                               -----------
Total Health Care......................................         17,346,278
                                                               -----------
Industrials -- (14.6%)
    AAON, Inc..........................................  8,616     255,551
    Aceto Corp.........................................  6,574     140,158
    Allegiant Travel Co................................  4,859     442,509
#   Altra Industrial Motion Corp.......................  7,369     231,092
#   American Science & Engineering, Inc................  1,649     112,775
#*  American Woodmark Corp.............................  1,409      49,470
#   Apogee Enterprises, Inc............................  7,512     253,906
    Applied Industrial Technologies, Inc............... 11,356     573,932
*   ARC Document Solutions, Inc........................  6,789      51,461
*   Astronics Corp.....................................  2,681     162,402
*   Astronics Corp. Class B............................    535      32,137
#   AZZ, Inc...........................................  6,479     270,887
    Barrett Business Services, Inc.....................  1,943     152,351
#*  Beacon Roofing Supply, Inc......................... 10,985     415,123
*   Blount International, Inc..........................  8,274     106,073
    Brink's Co. (The).................................. 12,850     406,574
#*  Casella Waste Systems, Inc. Class A................  8,881      45,560
    Ceco Environmental Corp............................  4,293      66,713
#*  Chart Industries, Inc..............................  1,640     140,122
    CIRCOR International, Inc..........................  4,542     327,115
#   Coleman Cable, Inc.................................  4,730     124,115
*   Columbus McKinnon Corp.............................    958      23,682
    Comfort Systems USA, Inc...........................  1,078      18,369
#   Con-way, Inc....................................... 14,642     563,278
#   Corporate Executive Board Co. (The)................  9,554     698,397
    Deluxe Corp........................................ 13,952     677,370
*   DXP Enterprises, Inc...............................  3,939     378,302
#*  Echo Global Logistics, Inc.........................  5,918     120,076
#*  EnPro Industries, Inc..............................  5,697     413,260
    Exelis, Inc........................................ 25,596     501,426
    Exponent, Inc......................................  3,404     245,837
*   Federal Signal Corp................................ 13,816     170,213
    Forward Air Corp...................................  8,184     364,515
#*  Franklin Covey Co..................................  2,550      48,730
#   Franklin Electric Co., Inc......................... 14,289     569,274
*   Furmanite Corp.....................................  3,400      39,712
    G&K Services, Inc. Class A.........................  4,270     238,650
#   Generac Holdings, Inc..............................  3,713     178,707
#*  Goldfield Corp. (The)..............................  4,847       9,694

                                     1594

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Industrials -- (Continued)
#   Gorman-Rupp Co. (The)..............................  2,601 $ 82,790
*   GP Strategies Corp.................................  4,449  123,460
    Graham Corp........................................  1,961   70,027
*   H&E Equipment Services, Inc........................ 11,322  342,830
#   Harsco Corp........................................ 27,489  697,946
#   Healthcare Services Group, Inc..................... 19,041  516,582
#   Heartland Express, Inc............................. 25,768  542,674
#   HEICO Corp.........................................  5,207  277,117
    HEICO Corp. Class A................................  1,875   73,031
    Herman Miller, Inc................................. 16,529  463,308
#   HNI Corp........................................... 11,829  405,853
#*  Hub Group, Inc. Class A............................  9,512  394,272
*   Huron Consulting Group, Inc........................  6,508  431,090
    Hyster-Yale Materials Handling, Inc................  3,205  274,861
    Insperity, Inc.....................................  6,456  213,177
#   Interface, Inc..................................... 16,951  355,123
    John Bean Technologies Corp........................  7,164  221,153
#   Kaman Corp.........................................  6,838  265,041
    Kforce, Inc........................................  8,077  146,436
    Knoll, Inc......................................... 12,528  207,965
#   Landstar System, Inc............................... 12,623  725,065
#   Lindsay Corp.......................................  3,120  265,200
#   Manitowoc Co., Inc. (The).......................... 25,015  711,677
#*  MasTec, Inc........................................ 27,352  983,031
#   Mine Safety Appliances Co..........................  9,946  501,079
#   Mueller Industries, Inc............................  8,038  500,285
    Mueller Water Products, Inc. Class A............... 58,845  510,775
*   Nortek, Inc........................................  2,853  214,574
#   Omega Flex, Inc....................................    500    9,980
*   On Assignment, Inc................................. 14,541  431,577
*   Park-Ohio Holdings Corp............................  2,510  119,978
*   Patrick Industries, Inc............................  2,577   92,772
*   PGT, Inc........................................... 14,388  153,664
#*  Polypore International, Inc........................  2,735   90,665
#*  PowerSecure International, Inc.....................  5,600  108,080
    Primoris Services Corp............................. 17,895  568,524
#*  Proto Labs, Inc....................................  6,913  548,616
#   Raven Industries, Inc..............................  9,658  361,692
#*  RBC Bearings, Inc..................................  6,190  401,360
#*  Rexnord Corp....................................... 12,276  318,930
#*  Roadrunner Transportation Systems, Inc.............  6,567  172,384
#   RR Donnelley & Sons Co............................. 34,343  634,315
#*  Saia, Inc..........................................  6,614  222,627
*   SP Plus Corp.......................................    955   24,123
*   Spirit Airlines, Inc............................... 18,235  855,221
#   Standex International Corp.........................  3,096  176,100
    Steelcase, Inc. Class A............................ 22,100  326,417
#   Sun Hydraulics Corp................................  6,626  242,180
#*  Swift Transportation Co............................ 20,364  443,935
#*  Taser International, Inc........................... 12,265  196,976
#*  Team, Inc..........................................  4,794  202,930
#   Tennant Co.........................................  4,401  282,236
#   Textainer Group Holdings, Ltd......................  6,887  249,929

                                     1595

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE+
                                                        ------ -----------
Industrials -- (Continued)
#*  Thermon Group Holdings, Inc........................  7,289 $   197,386
#*  Trex Co., Inc......................................  4,515     317,540
*   Trimas Corp........................................ 12,787     444,988
*   TrueBlue, Inc...................................... 11,162     273,804
#   Twin Disc, Inc.....................................    300       7,071
#   United Stationers, Inc.............................  1,268      52,533
#   Universal Truckload Services, Inc..................  3,003      87,117
    US Ecology, Inc....................................  5,309     189,850
#*  Wabash National Corp............................... 26,093     357,735
#   Woodward, Inc......................................    100       4,285
                                                               -----------
Total Industrials......................................         29,303,460
                                                               -----------
Information Technology -- (13.8%)
#*  ACI Worldwide, Inc................................. 10,658     645,981
*   Actuate Corp....................................... 11,100      84,360
#*  Acxiom Corp........................................ 20,343     731,534
#   Advent Software, Inc...............................  1,641      53,923
#   American Software, Inc. Class A....................  5,886      59,331
    Anixter International, Inc.........................    653      57,281
#*  AVG Technologies NV................................ 14,132     234,450
#   Badger Meter, Inc..................................  3,193     162,651
    Belden, Inc........................................  4,429     286,601
#   Blackbaud, Inc..................................... 12,283     423,272
#   Booz Allen Hamilton Holding Corp................... 32,425     592,729
*   Cabot Microelectronics Corp........................  5,997     241,799
#*  CalAmp Corp........................................  6,482     191,089
*   Cardtronics, Inc................................... 12,653     487,394
*   Cascade Microtech, Inc.............................  1,200      12,360
#   Cass Information Systems, Inc......................  1,275      69,003
#*  Cirrus Logic, Inc.................................. 15,263     267,255
#   Cognex Corp........................................ 19,266     760,044
*   Coherent, Inc......................................    367      24,530
#   Computer Task Group, Inc...........................  3,013      48,690
*   Comverse, Inc......................................  4,695     169,208
#   Concurrent Computer Corp...........................  1,757      14,899
*   Constant Contact, Inc..............................  1,200      32,412
    Conversant, Inc.................................... 16,297     350,386
    CSG Systems International, Inc.....................  9,078     271,977
    Daktronics, Inc....................................  9,583     140,008
#*  Datalink Corp......................................  5,009      72,781
#*  Dice Holdings, Inc................................. 11,156      78,092
#   Digimarc Corp......................................    497      18,180
*   Electronics for Imaging, Inc....................... 12,612     534,370
#*  Ellie Mae, Inc.....................................  6,531     170,459
#*  EPAM Systems, Inc.................................. 11,318     462,906
*   Euronet Worldwide, Inc............................. 14,572     624,556
#*  ExlService Holdings, Inc...........................  6,456     162,368
    Fair Isaac Corp.................................... 10,987     597,253
#*  FARO Technologies, Inc.............................  4,172     215,776
    FEI Co.............................................  1,211     113,495
#*  Finisar Corp....................................... 34,468     817,236
#   Forrester Research, Inc............................  5,058     189,877
*   Global Cash Access Holdings, Inc................... 18,341     155,532

                                     1596

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE+
                                                        ------ --------
Information Technology -- (Continued)
#   Heartland Payment Systems, Inc.....................  9,871 $425,539
#*  Hittite Microwave Corp.............................  8,876  509,039
*   iGATE Corp......................................... 16,577  559,474
#*  Internap Network Services Corp.....................  1,494   12,176
*   Ixia............................................... 15,516  198,450
#   j2 Global, Inc..................................... 12,999  589,505
*   Lionbridge Technologies, Inc....................... 14,289   78,590
    Littelfuse, Inc....................................  6,368  569,936
#*  M/A-COM Technology Solutions Holdings, Inc.........    700   11,900
*   Magnachip Semiconductor Corp....................... 11,594  183,301
*   Manhattan Associates, Inc.......................... 21,076  710,683
    MAXIMUS, Inc.......................................  2,786  118,043
#*  Measurement Specialties, Inc.......................  4,165  229,783
#   Mentor Graphics Corp............................... 31,074  646,339
#   Mesa Laboratories, Inc.............................    787   63,172
    Methode Electronics, Inc........................... 10,627  357,705
#   Micrel, Inc........................................  3,474   34,671
#*  Microsemi Corp..................................... 24,078  564,388
#   Monotype Imaging Holdings, Inc.....................  8,848  258,096
*   Move, Inc..........................................  7,621  107,761
#   MTS Systems Corp...................................  4,258  299,465
#*  NAPCO Security Technologies, Inc...................  3,838   27,979
*   Netscout Systems, Inc.............................. 10,788  381,032
#   NIC, Inc........................................... 18,032  392,016
#*  OpenTable, Inc.....................................  6,259  471,178
#*  OSI Systems, Inc...................................  5,264  304,944
#   Pegasystems, Inc................................... 10,134  460,489
*   Perficient, Inc....................................  6,689  137,325
#   Plantronics, Inc................................... 13,153  564,658
#   Power Integrations, Inc............................  2,405  142,448
*   Progress Software Corp............................. 17,932  433,416
#*  Rambus, Inc........................................ 22,029  196,278
#*  Riverbed Technology, Inc........................... 41,999  828,220
*   Sapient Corp....................................... 46,955  752,689
#*  Semtech Corp....................................... 12,743  290,668
*   Silicon Image, Inc................................. 27,157  151,808
#*  Silicon Laboratories, Inc.......................... 11,278  532,773
#*  Stamps.com, Inc....................................  2,860  112,856
#*  Synaptics, Inc.....................................  8,399  490,166
#*  Synchronoss Technologies, Inc...................... 11,394  303,764
*   Take-Two Interactive Software, Inc................. 34,387  659,543
*   TeleTech Holdings, Inc............................. 12,565  274,168
#   Tessco Technologies, Inc...........................    800   26,632
#*  Travelzoo, Inc.....................................    608   13,546
#*  Tyler Technologies, Inc............................  7,401  780,435
#*  Ubiquiti Networks, Inc.............................  1,306   53,807
*   Verint Systems, Inc................................ 12,986  590,084
*   Virtusa Corp.......................................  7,526  257,991
*   XO Group, Inc......................................  3,207   38,901
*   Zebra Technologies Corp. Class A................... 16,366  899,475

                                     1597

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE+
                                                        ------ -----------
Information Technology -- (Continued)
#*  Zix Corp...........................................  1,980 $     8,890
                                                               -----------
Total Information Technology...........................         27,732,243
                                                               -----------
Materials -- (4.1%)
#*  AEP Industries, Inc................................    798      35,144
#   AMCOL International Corp...........................  3,922     133,623
#*  American Pacific Corp..............................  1,256      58,316
#   American Vanguard Corp.............................  6,861     159,450
    Balchem Corp.......................................    497      27,096
*   Calgon Carbon Corp................................. 14,797     300,527
#   Chase Corp.........................................    400      12,648
*   Chemtura Corp...................................... 27,964     701,337
#   Deltic Timber Corp.................................  2,558     164,505
*   Ferro Corp......................................... 24,619     309,707
#*  Flotek Industries, Inc............................. 14,085     302,968
#   FutureFuel Corp....................................  5,277      86,332
    Globe Specialty Metals, Inc........................ 21,409     374,229
#   Hawkins, Inc.......................................    560      19,718
    HB Fuller Co....................................... 14,570     678,671
#*  Headwaters, Inc.................................... 16,627     184,892
    Innophos Holdings, Inc.............................  5,110     238,484
    Innospec, Inc......................................  6,466     277,003
*   KapStone Paper and Packaging Corp.................. 32,658     913,444
    Koppers Holdings, Inc..............................  5,780     228,310
    Minerals Technologies, Inc.........................  9,301     480,676
#   Myers Industries, Inc..............................  8,079     154,713
    Neenah Paper, Inc..................................  4,124     179,147
#*  OMNOVA Solutions, Inc..............................  6,309      57,033
#*  Penford Corp.......................................  1,600      19,808
#   PolyOne Corp.......................................  8,049     286,222
    Quaker Chemical Corp...............................  3,303     228,270
    Schweitzer-Mauduit International, Inc..............  8,318     383,709
#   Stepan Co..........................................  4,806     304,652
#*  United States Lime & Minerals, Inc.................  1,260      68,733
#   US Silica Holdings, Inc............................  2,853      84,506
#   Wausau Paper Corp..................................    642       8,770
    Worthington Industries, Inc........................ 18,625     755,058
                                                               -----------
Total Materials........................................          8,217,701
                                                               -----------
Telecommunication Services -- (0.6%)
#   Cogent Communications Group, Inc................... 13,233     547,449
    Consolidated Communications Holdings, Inc..........  8,859     173,459
#   IDT Corp. Class B..................................  5,146      87,482
#   Inteliquent, Inc...................................  8,251      95,712
#   Lumos Networks Corp................................  4,959      94,271
#   NTELOS Holdings Corp...............................  4,994      81,951

                                     1598

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
*     Vonage Holdings Corp..............................       938 $      4,324
                                                                   ------------
Total Telecommunication Services........................              1,084,648
                                                                   ------------
TOTAL COMMON STOCKS.....................................            136,424,939
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.060%   811,576      811,576
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                         ---------
SECURITIES LENDING COLLATERAL -- (31.7%)
(S)@  DFA Short Term Investment Fund.................... 5,516,249   63,823,006
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $182,520,581)^^.................................           $201,059,521
                                                                   ============

                                     1599

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
     Consumer Discretionary..... $ 32,410,564          --   --    $ 32,410,564
     Consumer Staples...........    5,477,722          --   --       5,477,722
     Energy.....................    4,173,680          --   --       4,173,680
     Financials.................   10,678,643          --   --      10,678,643
     Health Care................   17,346,278          --   --      17,346,278
     Industrials................   29,303,460          --   --      29,303,460
     Information Technology.....   27,732,243          --   --      27,732,243
     Materials..................    8,217,701          --   --       8,217,701
     Telecommunication Services.    1,084,648          --   --       1,084,648
  Temporary Cash Investments....      811,576          --   --         811,576
  Securities Lending Collateral.           -- $63,823,006   --      63,823,006
                                 ------------ -----------   --    ------------
  TOTAL......................... $137,236,515 $63,823,006   --    $201,059,521
                                 ============ ===========   ==    ============

                                     1600

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES  VALUE++
                                                        ------ ----------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (6.3%)
#   ALS Ltd/Queensland.................................  3,363 $   23,484
    Amcor, Ltd.........................................  8,049     75,502
    Aristocrat Leisure, Ltd............................  7,943     31,633
    BHP Billiton, Ltd. Sponsored ADR................... 17,748  1,134,985
    Brambles, Ltd...................................... 40,050    315,699
    carsales.com, Ltd..................................  2,397     18,915
    Coca-Cola Amatil, Ltd.............................. 12,380    126,586
    Cochlear, Ltd......................................    535     26,788
    Computershare, Ltd.................................  2,362     23,077
    CSL, Ltd...........................................  5,327    327,887
#   Flight Centre Travel Group, Ltd....................    635     26,315
#   Fortescue Metals Group, Ltd........................ 48,079    223,012
#   Iluka Resources, Ltd...............................  7,906     60,356
    Insurance Australia Group, Ltd..................... 41,964    201,002
    James Hardie Industries P.L.C......................  9,405    106,302
#   Leighton Holdings, Ltd.............................  2,037     29,276
#   Monadelphous Group, Ltd............................    597      8,330
    Orica, Ltd.........................................  5,425    111,670
*   Orora, Ltd.........................................  8,049      9,016
    Platinum Asset Management, Ltd.....................  4,203     25,005
    Ramsay Health Care, Ltd............................  1,623     62,318
    REA Group, Ltd.....................................  1,312     46,629
    Rio Tinto, Ltd.....................................  2,973    168,932
    Seek, Ltd..........................................  1,734     18,823
    Telstra Corp., Ltd................................. 44,105    198,508
    TPG Telecom, Ltd...................................  2,160     10,203
    Woolworths, Ltd.................................... 12,838    382,739
                                                               ----------
TOTAL AUSTRALIA........................................         3,792,992
                                                               ----------
AUSTRIA -- (0.2%)......................................
    Andritz AG.........................................    989     54,268
    OMV AG.............................................    836     36,172
    Voestalpine AG.....................................    493     22,066
                                                               ----------
TOTAL AUSTRIA..........................................           112,506
                                                               ----------
CANADA -- (8.4%)
    Agrium, Inc........................................  1,100     95,911
#   Alimentation Couche Tard, Inc. Class B.............  2,000    147,556
    Baytex Energy Corp.................................  2,561     93,425
    BCE, Inc...........................................  2,400    100,762
#   Bombardier, Inc. Class B........................... 26,703     96,383
    CAE, Inc...........................................  2,900     36,740
    Canadian Imperial Bank of Commerce.................  2,701    209,922
    Canadian National Railway Co.......................  7,880    421,580
#   Canadian Oil Sands, Ltd............................  8,998    161,742
    Canadian Pacific Railway, Ltd......................  1,200    181,776
*   Canfor Corp........................................  1,000     25,742
    Cenovus Energy, Inc................................  6,907    180,618
*   CGI Group, Inc. Class A............................  2,200     67,496
    CI Financial Corp..................................  3,100     96,806
    Cineplex, Inc......................................    500     18,173

                                     1601

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Constellation Software, Inc........................    300 $   64,466
    Dollarama, Inc.....................................  1,300     98,047
    Encana Corp........................................  8,507    152,871
    Finning International, Inc.........................  3,500     84,691
#   George Weston, Ltd.................................  1,415     98,551
    Gibson Energy, Inc.................................  1,100     26,746
    Gildan Activewear, Inc.............................    800     42,652
    IGM Financial, Inc.................................  1,000     48,485
    Imperial Oil, Ltd..................................  2,202     89,908
    Keyera Corp........................................    700     41,482
    Linamar Corp.......................................    853     32,764
    MacDonald Dettwiler & Associates, Ltd..............    300     21,312
#   Manitoba Telecom Services, Inc.....................    900     23,935
    Methanex Corp......................................    893     53,509
    Metro, Inc.........................................  1,100     63,220
#   National Bank of Canada............................  1,000     74,918
    Onex Corp..........................................  1,900     97,921
    Open Text Corp.....................................    600     59,340
    Peyto Exploration & Development Corp...............  1,600     46,890
#   Potash Corp. of Saskatchewan, Inc..................  5,004    156,725
    Progressive Waste Solutions, Ltd...................  2,100     48,269
    Quebecor, Inc. Class B.............................  1,800     38,335
    Rogers Communications, Inc. Class B................  3,102    130,408
    Royal Bank of Canada...............................  9,899    612,550
    Saputo, Inc........................................  1,200     56,512
    Shaw Communications, Inc. Class B..................  7,089    156,313
    ShawCor, Ltd.......................................  1,900     69,381
    Shoppers Drug Mart Corp............................  1,900    100,139
    Stantec, Inc.......................................    185     11,259
    TELUS Corp.........................................  1,002     34,960
    Tim Hortons, Inc...................................  3,200    165,664
    Trilogy Energy Corp................................  1,000     22,976
*   Valeant Pharmaceuticals International, Inc.........  1,000    135,695
    Vermilion Energy, Inc..............................  2,000    110,115
    West Fraser Timber Co., Ltd........................    600     30,809
                                                               ----------
TOTAL CANADA...........................................         5,036,450
                                                               ----------
DENMARK -- (1.2%)
    Novo Nordisk A.S. Class B.......................... 17,425    690,266
                                                               ----------
FINLAND -- (0.7%)
    Elisa Oyj..........................................    737     18,893
#   Kone Oyj Class B...................................  4,844    196,573
*   Nokia Oyj.......................................... 11,800     81,665
    Nokian Renkaat Oyj.................................  1,003     42,199
    Orion Oyj Class B..................................    507     13,233
    Wartsila Oyj Abp...................................  1,572     85,127
                                                               ----------
TOTAL FINLAND..........................................           437,690
                                                               ----------
FRANCE -- (8.5%)
    Accor SA...........................................  4,312    205,553
    Aeroports de Paris.................................    282     31,817
    Air Liquide SA.....................................  2,486    311,991

                                     1602

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Airbus Group NV....................................  5,524 $  391,349
*   Alcatel-Lucent..................................... 45,314    181,241
    Alstom SA..........................................  3,082     87,055
    Arkema SA..........................................  1,745    185,865
    AtoS...............................................  1,595    139,484
    Bureau Veritas SA..................................  4,141    107,570
    Carrefour SA....................................... 19,302    663,263
    Christian Dior SA..................................    624    114,066
    Danone SA..........................................  2,277    150,323
    Dassault Systemes..................................    235     27,869
    Essilor International SA...........................  2,219    222,674
    Eutelsat Communications SA.........................  3,848    116,754
    Iliad SA...........................................    449    102,718
    Imerys SA..........................................    659     53,584
    JCDecaux SA........................................  1,057     45,075
    L'Oreal SA.........................................    761    124,937
    Legrand SA.........................................  2,938    155,734
    LVMH Moet Hennessy Louis Vuitton SA................  1,376    244,782
    Publicis Groupe SA.................................  1,748    154,762
    Safran SA..........................................  3,401    241,696
    Schneider Electric SA..............................    117      9,427
    SEB SA.............................................    146     11,436
    SES SA.............................................  5,811    186,614
    Societe BIC SA.....................................    306     35,213
#   Sodexo.............................................  1,094    107,741
    Technip SA.........................................  1,131     96,440
    Thales SA..........................................  1,618    105,291
    Valeo SA...........................................  1,657    184,897
    Vinci SA...........................................  4,128    269,927
    Zodiac Aerospace...................................    293     51,689
                                                               ----------
TOTAL FRANCE...........................................         5,118,837
                                                               ----------
GERMANY -- (8.0%)
    BASF SE............................................  6,630    708,825
    Bayer AG...........................................  9,211  1,212,220
    Beiersdorf AG......................................    729     72,054
    Brenntag AG........................................    455     78,430
    Continental AG.....................................  1,030    221,053
    Deutsche Boerse AG.................................  1,952    149,899
    Deutsche Post AG...................................  7,900    272,848
    Fielmann AG........................................    205     22,879
    Fresenius SE & Co. KGaA............................  1,225    191,224
    Fuchs Petrolub SE..................................    204     15,794
    Henkel AG & Co. KGaA...............................  1,055    102,527
    Hugo Boss AG.......................................    900    113,701
    Lanxess AG.........................................    830     54,393
    MAN SE.............................................    137     16,678
    Merck KGaA.........................................    304     47,072
    MTU Aero Engines AG................................    713     63,075
    SAP AG.............................................  6,668    510,166
#   SAP AG Sponsored ADR...............................  7,462    570,246
    Symrise AG.........................................  1,187     54,051
*   ThyssenKrupp AG....................................  8,695    223,284

                                     1603

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
GERMANY -- (Continued)
    United Internet AG.................................  2,703 $  118,057
                                                               ----------
TOTAL GERMANY..........................................         4,818,476
                                                               ----------
HONG KONG -- (2.5%)
#   AAC Technologies Holdings, Inc.....................  8,000     34,276
    AIA Group, Ltd..................................... 60,600    280,120
#   Chow Tai Fook Jewellery Group, Ltd................. 13,800     20,095
*   Galaxy Entertainment Group, Ltd.................... 24,000    234,590
    Hong Kong Exchanges and Clearing, Ltd.............. 13,507    212,132
*   Melco Crown Entertainment, Ltd.....................  1,800     24,853
    MGM China Holdings, Ltd............................ 18,800     73,565
    PCCW, Ltd.......................................... 98,000     44,604
    Samsonite International SA......................... 21,000     57,714
    Sands China, Ltd................................... 20,800    159,995
    SJM Holdings, Ltd.................................. 39,000    120,633
    Techtronic Industries Co........................... 24,000     61,955
    Television Broadcasts, Ltd.........................  3,500     21,903
    VTech Holdings, Ltd................................  1,600     19,357
    Wynn Macau, Ltd.................................... 20,400     86,513
    Xinyi Glass Holdings, Ltd.......................... 22,000     17,825
*   Xinyi Solar Holdings, Ltd.......................... 22,000      4,619
                                                               ----------
TOTAL HONG KONG........................................         1,474,749
                                                               ----------
ISRAEL -- (0.4%)
    Bezeq The Israeli Telecommunication Corp., Ltd..... 67,434    102,764
    Delek Group, Ltd...................................     28      9,990
    Israel Chemicals, Ltd..............................  3,113     25,448
    Teva Pharmaceutical Industries, Ltd................  2,349    104,697
                                                               ----------
TOTAL ISRAEL...........................................           242,899
                                                               ----------
ITALY -- (2.2%)
    Atlantia SpA....................................... 11,002    250,245
    Enel Green Power SpA............................... 30,136     75,953
    Eni SpA Sponsored ADR..............................  3,010    136,654
#*  Fiat SpA........................................... 35,010    348,220
    Gtech Spa..........................................    432     13,149
    Luxottica Group SpA................................  1,643     87,066
*   Mediaset SpA....................................... 23,926    121,686
    Mediolanum SpA.....................................  1,556     13,369
    Pirelli & C. SpA...................................  4,588     73,789
#   Prysmian SpA.......................................  4,586    111,964
    Salvatore Ferragamo Italia SpA.....................    992     30,655
    Tenaris SA.........................................  3,093     68,998
#   Tod's SpA..........................................     17      2,320
                                                               ----------
TOTAL ITALY............................................         1,334,068
                                                               ----------
JAPAN -- (18.8%)
#   ABC-Mart, Inc......................................    600     25,943
    Air Water, Inc.....................................  1,000     14,737
*   Alps Electric Co., Ltd.............................  2,400     31,369
    Anritsu Corp.......................................  1,000     10,962
    Asahi Group Holdings, Ltd..........................  4,200    114,215

                                     1604

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Benesse Holdings, Inc..............................  1,600 $ 63,031
    Bridgestone Corp...................................  9,200  330,301
#   Calbee, Inc........................................    800   18,458
    Canon, Inc.........................................  5,600  163,581
    Cosmos Pharmaceutical Corp.........................    200   25,020
#   Daihatsu Motor Co., Ltd............................  3,000   46,788
    Daiichikosho Co., Ltd..............................    500   15,585
    Daikin Industries, Ltd.............................  1,600   91,776
#   Daito Trust Construction Co., Ltd..................  1,800  170,026
    Daiwa House Industry Co., Ltd......................  4,000   75,872
#   Dena Co., Ltd......................................  1,900   36,485
    Denso Corp.........................................  3,500  180,000
    DIC Corp........................................... 21,000   59,722
    Don Quijote Holdings Co., Ltd......................    500   30,647
    Dowa Holdings Co., Ltd.............................  7,000   63,026
#   Eisai Co., Ltd.....................................  1,500   57,334
    FamilyMart Co., Ltd................................  1,300   58,606
    Fast Retailing Co., Ltd............................    500  181,889
    Fuji Electric Co., Ltd............................. 12,000   51,986
    Fuji Heavy Industries, Ltd.........................  6,600  179,926
*   Fujitsu, Ltd....................................... 39,000  218,013
#   Gree, Inc..........................................  2,800   27,551
#*  GungHo Online Entertainment, Inc...................  6,000   37,074
#*  Haseko Corp........................................  7,300   54,338
    Hikari Tsushin, Inc................................    200   16,642
    Hino Motors, Ltd...................................  5,800   84,401
    Hitachi, Ltd....................................... 29,000  221,078
    Honda Motor Co., Ltd...............................  2,900  108,701
    Hoshizaki Electric Co., Ltd........................    300   10,669
    Hoya Corp..........................................  9,600  265,284
    IHI Corp........................................... 28,000  126,969
#   Isuzu Motors, Ltd.................................. 36,000  213,112
    Ito En, Ltd........................................  1,100   23,691
    Izumi Co., Ltd.....................................  1,300   39,362
    Japan Steel Works, Ltd. (The)......................  2,000    9,880
    Japan Tobacco, Inc................................. 11,400  351,912
    JGC Corp...........................................  3,000  113,136
#   Kakaku.com, Inc....................................  3,100   58,617
    Kao Corp...........................................  3,600  114,127
    Kawasaki Heavy Industries, Ltd..................... 26,000  112,444
    KDDI Corp..........................................  7,300  401,954
    Koito Manufacturing Co., Ltd.......................  1,000   20,347
    Komatsu, Ltd.......................................  6,800  143,540
#   Konami Corp........................................    500   11,884
    Kubota Corp........................................  4,000   61,565
#   Lawson, Inc........................................  1,400  101,850
#   M3, Inc............................................     10   29,325
*   Mazda Motor Corp................................... 19,000   91,127
#   McDonald's Holdings Co. Japan, Ltd.................    700   18,353
    Minebea Co., Ltd...................................  8,000   60,208
    Miraca Holdings, Inc...............................  1,300   61,433
#   MISUMI Group, Inc..................................    300    8,601
    Mitsubishi Electric Corp........................... 14,000  158,133

                                     1605

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
#*  Mitsubishi Motors Corp.............................  7,100 $ 76,017
#   MonotaRO Co., Ltd..................................    400    8,498
    Murata Manufacturing Co., Ltd......................    700   64,997
    Nabtesco Corp......................................  1,200   26,603
    Namco Bandai Holdings, Inc.........................  4,300   97,586
    Nexon Co., Ltd.....................................  1,500   12,961
    Nidec Corp.........................................    600   66,754
    Nihon Kohden Corp..................................    800   31,188
#   Nikon Corp.........................................    400    6,833
    Nippon Kayaku Co., Ltd.............................  3,000   39,493
    Nippon Paint Co., Ltd..............................  1,000   16,437
    Nissan Chemical Industries, Ltd....................  2,400   34,149
    Nissan Shatai Co., Ltd.............................  2,000   25,300
    Nitori Holdings Co., Ltd...........................    750   72,838
    Nitto Denko Corp...................................  2,800  124,498
    Nomura Research Institute, Ltd.....................  1,300   42,726
    NSK, Ltd...........................................  6,000   67,275
    NTT Data Corp......................................    500   17,629
#*  Oki Electric Industry Co., Ltd..................... 17,000   38,572
*   Olympus Corp.......................................  4,600  135,158
    Omron Corp.........................................  1,800   71,167
    Oracle Corp. Japan.................................    900   35,743
    Oriental Land Co., Ltd.............................    300   45,526
    Otsuka Corp........................................    200   23,722
#   Panasonic Corp..................................... 32,300  366,077
    Park24 Co., Ltd....................................  1,700   34,984
    Pigeon Corp........................................    400   18,215
#   Rakuten, Inc.......................................  7,900  129,265
    Resorttrust, Inc...................................  1,400   24,031
    Rohto Pharmaceutical Co., Ltd......................  1,000   16,045
    Ryohin Keikaku Co., Ltd............................    300   27,634
#   Sanrio Co., Ltd....................................  1,000   36,783
    Sanwa Holdings Corp................................  2,000   13,939
    Sawai Pharmaceutical Co., Ltd......................    400   23,747
#   SCSK Corp..........................................    700   19,289
    Secom Co., Ltd.....................................  2,000  112,359
    Seiko Epson Corp...................................  4,600  119,455
    Sekisui Chemical Co., Ltd..........................  4,000   46,103
    Seven & I Holdings Co., Ltd........................  8,300  327,178
    Seven Bank, Ltd....................................  8,700   33,161
#*  Sharp Corp......................................... 28,000   94,982
    Shimamura Co., Ltd.................................    300   26,498
    Shimano, Inc.......................................    200   17,817
    Shiseido Co., Ltd..................................  7,300  115,418
#   Softbank Corp...................................... 10,900  789,125
    Sony Financial Holdings, Inc.......................  3,500   56,619
    Stanley Electric Co., Ltd..........................  1,000   22,591
    Start Today Co., Ltd...............................  1,500   33,259
    Sugi Holdings Co., Ltd.............................    600   23,936
#*  Sumco Corp.........................................  2,500   19,126
    Sumitomo Realty & Development Co., Ltd.............  3,000  132,459
    Sumitomo Rubber Industries, Ltd....................  1,500   20,704
    Sundrug Co., Ltd...................................    900   37,729

                                     1606

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
#   Suzuki Motor Corp..................................    700 $    18,145
    Sysmex Corp........................................    800      44,032
    Taiheiyo Cement Corp............................... 29,000     107,233
    Terumo Corp........................................  2,100      97,519
    Toray Industries, Inc..............................  4,000      26,118
    Toshiba Corp....................................... 44,000     182,916
    TOTO, Ltd..........................................  2,000      31,634
    Toyo Suisan Kaisha, Ltd............................  1,000      31,512
    Toyota Motor Corp. Sponsored ADR...................  7,062     810,435
*   Trend Micro, Inc...................................  1,300      39,952
#   TS Tech Co., Ltd...................................    700      25,815
#   Tsumura & Co.......................................    800      19,728
    Tsuruha Holdings, Inc..............................    500      46,783
    Unicharm Corp......................................    700      38,031
    United Arrows, Ltd.................................    400      12,854
    USS Co., Ltd.......................................  2,700      36,886
#   Wacom Co., Ltd.....................................  2,700      17,031
#   Yahoo Japan Corp................................... 15,200      85,808
    Yakult Honsha Co., Ltd.............................    300      14,642
#   Yamato Holdings Co., Ltd...........................  5,700     119,334
    Yaskawa Electric Corp..............................  2,000      27,192
    Yokohama Rubber Co., Ltd. (The)....................  2,000      17,810
    Zeon Corp..........................................  3,000      29,094
                                                               -----------
TOTAL JAPAN............................................         11,273,308
                                                               -----------
NETHERLANDS -- (2.5%)
    ASML Holding NV....................................    712      60,251
    Heineken NV........................................  1,548      94,313
    Koninklijke Ahold NV...............................    688      11,452
    Koninklijke Boskalis Westminster NV................    141       6,761
*   Koninklijke KPN NV................................. 33,578     125,639
    Koninklijke Vopak NV...............................    917      50,399
    Randstad Holding NV................................  1,669     105,842
    Reed Elsevier NV................................... 16,054     331,091
    Unilever NV........................................  8,897     331,962
    Wolters Kluwer NV..................................  7,069     195,034
#   Ziggo NV...........................................  3,794     164,773
                                                               -----------
TOTAL NETHERLANDS......................................          1,477,517
                                                               -----------
NORWAY -- (0.6%)
    Aker Solutions ASA.................................  3,517      54,017
*   DNO International ASA..............................  9,223      30,105
    Fred Olsen Energy ASA..............................    225       8,153
    Prosafe SE.........................................  1,899      12,670
    Schibsted ASA......................................    643      37,687
    Seadrill, Ltd......................................    798      28,496
    Telenor ASA........................................  6,257     130,169
    TGS Nopec Geophysical Co. ASA......................  3,315      86,019
                                                               -----------
TOTAL NORWAY...........................................            387,316
                                                               -----------
SINGAPORE -- (1.0%)
    First Resources, Ltd...............................  9,000      14,042

                                     1607

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
SINGAPORE -- (Continued)
    Great Eastern Holdings, Ltd........................  1,000 $   13,741
    Jardine Cycle & Carriage, Ltd......................  2,000     54,620
    Keppel Corp., Ltd..................................  8,000     65,149
    M1, Ltd............................................  7,000     18,402
    SembCorp Industries, Ltd........................... 23,000     94,426
#   SembCorp Marine, Ltd............................... 16,000     50,825
    Singapore Exchange, Ltd............................ 15,000     80,329
    Singapore Post, Ltd................................ 22,000     23,035
    Singapore Press Holdings, Ltd......................  4,000     12,515
    Singapore Technologies Engineering, Ltd............ 23,000     68,121
    Singapore Telecommunications, Ltd.................. 34,000     93,800
    StarHub, Ltd....................................... 11,000     36,764
                                                               ----------
TOTAL SINGAPORE........................................           625,769
                                                               ----------
SPAIN -- (2.2%)
    Abertis Infraestructuras SA........................     --         10
    ACS Actividades de Construccion y Servicios SA.....  3,193    112,062
    Amadeus IT Holding SA Class A......................  4,451    176,072
    Distribuidora Internacional de Alimentacion SA..... 13,209    108,541
    Inditex SA.........................................  1,298    193,317
    Red Electrica Corp. SA.............................  1,051     73,504
    Telefonica SA...................................... 39,188    603,549
    Zardoya Otis SA....................................  3,260     54,704
                                                               ----------
TOTAL SPAIN............................................         1,321,759
                                                               ----------
SWEDEN -- (2.6%)
    Alfa Laval AB......................................  2,707     65,585
    Assa Abloy AB Class B..............................  3,644    181,433
    Atlas Copco AB Class A.............................  3,594     97,381
    Atlas Copco AB Class B.............................  2,088     52,119
    Electrolux AB Series B.............................  4,507     95,572
#   Elekta AB Class B..................................    745     10,845
    Getinge AB Class B.................................  1,509     51,809
    Hennes & Mauritz AB Class B........................  7,624    327,828
*   Lundin Petroleum AB................................  3,593     62,145
    Millicom International Cellular SA.................  1,187    115,367
    NCC AB Class B.....................................    881     28,114
    Sandvik AB......................................... 19,975    279,447
    Scania AB Class B..................................  3,426     69,998
    Securitas AB Class B...............................  3,352     34,790
    SKF AB Class B.....................................  4,130    109,298
                                                               ----------
TOTAL SWEDEN...........................................         1,581,731
                                                               ----------
SWITZERLAND -- (7.0%)
    ABB, Ltd........................................... 18,435    458,540
    Actelion, Ltd......................................  1,159    108,817
    DKSH Holding AG....................................    266     18,099
    Galenica AG........................................     86     81,914
    Geberit AG.........................................    423    122,620
    Kuehne + Nagel International AG....................    802    106,466
    Partners Group Holding AG..........................    145     34,340
    Roche Holding AG(7108918)..........................    222     60,989

                                     1608

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Roche Holding AG(7110388)..........................   7,411 $2,033,323
    Schindler Holding AG...............................     172     25,251
    SGS SA.............................................      84    189,932
    Sika AG............................................      43    141,506
    Swatch Group AG (The)..............................     254    150,959
    Swisscom AG........................................     445    244,447
    Syngenta AG........................................   1,134    400,905
                                                                ----------
TOTAL SWITZERLAND......................................          4,178,108
                                                                ----------
UNITED KINGDOM -- (18.6%)
    Aberdeen Asset Management P.L.C....................  21,891    140,408
    Admiral Group P.L.C................................   3,395     80,526
    Aggreko P.L.C......................................   5,177    131,334
    AMEC P.L.C.........................................   3,078     52,031
    Ashtead Group P.L.C................................   7,649     99,101
    AstraZeneca P.L.C. Sponsored ADR...................   8,146    517,271
    Babcock International Group P.L.C..................   3,084     70,389
    BAE Systems P.L.C..................................  62,154    438,489
    BHP Billiton P.L.C. ADR............................   6,064    357,533
#   British American Tobacco P.L.C. Sponsored ADR......   8,243    791,246
    British Sky Broadcasting Group P.L.C...............  22,894    330,011
    BT Group P.L.C. Sponsored ADR......................   1,771    111,662
    Bunzl P.L.C........................................   2,373     54,057
    Burberry Group P.L.C...............................   5,339    126,765
    Capita P.L.C.......................................  14,514    234,190
    Centrica P.L.C..................................... 100,732    514,443
    Compass Group P.L.C................................  20,530    306,828
    Croda International P.L.C..........................   1,333     52,730
    Diageo P.L.C. Sponsored ADR........................   4,064    487,883
    Experian P.L.C.....................................  22,436    382,971
    Fresnillo P.L.C....................................   3,545     44,274
    G4S P.L.C..........................................  28,821    112,811
    GKN P.L.C..........................................  18,031    116,658
    GlaxoSmithKline P.L.C. Sponsored ADR...............  23,708  1,221,910
    Hargreaves Lansdown P.L.C..........................   4,871    118,811
    IMI P.L.C..........................................   3,819     93,716
    Imperial Tobacco Group P.L.C.......................  11,879    433,490
    Informa P.L.C......................................   2,667     22,640
    Inmarsat P.L.C.....................................   1,257     14,441
    InterContinental Hotels Group P.L.C................   5,914    191,196
*   International Consolidated Airlines Group SA.......  21,759    148,943
    Intertek Group P.L.C...............................   2,104     97,823
    ITV P.L.C..........................................  87,258    281,573
    Johnson Matthey P.L.C..............................   2,244    118,947
    London Stock Exchange Group P.L.C..................   2,078     62,714
    Marks & Spencer Group P.L.C........................  20,829    160,958
    Mondi P.L.C........................................   4,038     61,105
    Next P.L.C.........................................   3,537    362,780
    Petrofac, Ltd......................................   4,892     92,666
    Reckitt Benckiser Group P.L.C......................   4,153    310,946
    Reed Elsevier P.L.C................................  26,641    388,050
    Rio Tinto P.L.C....................................   4,500    239,348
    Sage Group P.L.C. (The)............................  20,341    136,403

                                     1609

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES     VALUE++
                                                        -------- -----------
UNITED KINGDOM -- (Continued)
    Shire P.L.C. ADR...................................    1,570 $   234,903
    Smith & Nephew P.L.C...............................   11,343     163,167
    Smiths Group P.L.C.................................    4,848     114,331
    St James's Place P.L.C.............................    4,226      53,373
    Tate & Lyle P.L.C..................................    6,397      79,557
    TUI Travel P.L.C...................................   10,204      71,277
    Unilever P.L.C. Sponsored ADR......................    7,449     287,606
    William Hill P.L.C.................................    6,185      33,759
    Wolseley P.L.C.....................................        1          36
                                                                 -----------
TOTAL UNITED KINGDOM...................................           11,150,080
                                                                 -----------
TOTAL COMMON STOCKS....................................           55,054,521
                                                                 -----------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*   ACS Actividades de Construccion y Servicios SA
      Rights 02/13/14..................................    3,192       1,817
                                                                 -----------

                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)     VALUE+
                                                        -------- -----------
SECURITIES LENDING COLLATERAL -- (8.3%)
(S)@ DFA Short Term Investment Fund....................  345,722   4,000,000
@  Repurchase Agreement, Deutsche Bank Securities,
   Inc. 0.03%, 02/03/14 (Collateralized by $1,116,035
   GNMA 3.50%, 09/20/42, valued at $1,003,120) to be
   repurchased at $983,453                              $    983     983,451
                                                                 -----------
TOTAL SECURITIES LENDING COLLATERAL....................            4,983,451
                                                                 -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $57,344,166)^^.................................          $60,039,789
                                                                 ===========

                                     1610

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   -------------------------------------------
                                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                                   ----------- ----------- ------- -----------
Common Stocks
   Australia...................................... $ 1,144,001 $ 2,648,991   --    $ 3,792,992
   Austria........................................          --     112,506   --        112,506
   Canada.........................................   5,036,450          --   --      5,036,450
   Denmark........................................          --     690,266   --        690,266
   Finland........................................          --     437,690   --        437,690
   France.........................................          --   5,118,837   --      5,118,837
   Germany........................................     570,246   4,248,230   --      4,818,476
   Hong Kong......................................       4,619   1,470,130   --      1,474,749
   Israel.........................................          --     242,899   --        242,899
   Italy..........................................     136,654   1,197,414   --      1,334,068
   Japan..........................................     810,435  10,462,873   --     11,273,308
   Netherlands....................................          --   1,477,517   --      1,477,517
   Norway.........................................      28,496     358,820   --        387,316
   Singapore......................................          --     625,769   --        625,769
   Spain..........................................          --   1,321,759   --      1,321,759
   Sweden.........................................          --   1,581,731   --      1,581,731
   Switzerland....................................          --   4,178,108   --      4,178,108
   United Kingdom.................................   4,010,014   7,140,066   --     11,150,080
Rights/Warrants
   Spain..........................................          --       1,817   --          1,817
Securities Lending Collateral.....................          --   4,983,451   --      4,983,451
                                                   ----------- -----------   --    -----------
TOTAL............................................. $11,740,915 $48,298,874   --    $60,039,789
                                                   =========== ===========   ==    ===========

                                     1611

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES VALUE++
                                                        ------ --------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (5.1%)
    Acrux, Ltd......................................... 11,401 $ 23,014
    Adelaide Brighton, Ltd............................. 33,313  110,244
    Ainsworth Game Technology, Ltd.....................  6,491   23,996
#   Amcom Telecommunications, Ltd......................  6,962   12,098
    Ansell, Ltd........................................ 11,142  186,772
    ARB Corp., Ltd.....................................  4,230   40,815
    Aristocrat Leisure, Ltd............................ 37,034  147,487
*   Aurora Oil & Gas, Ltd.............................. 27,304   65,286
#   Austin Engineering, Ltd............................  2,240    6,964
    Automotive Holdings Group, Ltd.....................  9,142   29,975
#   BC Iron, Ltd.......................................  6,971   31,416
    Bega Cheese, Ltd...................................  3,762   15,915
    Blackmores, Ltd....................................    455    8,706
#   Breville Group, Ltd................................  5,038   35,836
    carsales.com, Ltd.................................. 15,304  120,765
    Cash Converters International, Ltd.................  8,625    6,580
    Cedar Woods Properties, Ltd........................  2,176   14,260
#   David Jones, Ltd................................... 36,629   95,809
#   Decmil Group, Ltd..................................  4,061    6,944
#   Domino's Pizza Enterprises, Ltd....................  3,964   56,182
    DuluxGroup, Ltd.................................... 32,448  151,996
#   Fleetwood Corp., Ltd...............................  1,564    3,940
#   GUD Holdings, Ltd..................................  2,900   15,921
#   iiNET, Ltd......................................... 10,405   61,274
#   Imdex, Ltd.........................................  6,188    3,570
#   Invocare, Ltd......................................  7,791   71,585
    IOOF Holdings, Ltd................................. 16,929  130,463
    Iress, Ltd......................................... 10,145   79,823
#   JB Hi-Fi, Ltd......................................  8,603  135,423
#   M2 Group, Ltd...................................... 10,498   56,828
    MACA, Ltd..........................................  7,407   16,455
    Magellan Financial Group, Ltd......................  2,005   19,767
    McMillan Shakespeare, Ltd..........................  2,990   31,092
    Mineral Resources, Ltd.............................  9,424   92,799
#   Monadelphous Group, Ltd............................  6,459   90,118
    Mortgage Choice, Ltd...............................  3,804    9,693
#   Myer Holdings, Ltd................................. 50,776  112,285
#   Navitas, Ltd....................................... 16,160   95,633
    NIB Holdings, Ltd.................................. 30,997   68,601
#   Northern Star Resources, Ltd.......................  8,098    6,094
    Perpetual, Ltd.....................................  3,504  144,213
    RCR Tomlinson, Ltd.................................  5,152   13,856
#   Reckon, Ltd........................................    656    1,241
    Regis Resources, Ltd............................... 25,978   60,133
#   Reject Shop, Ltd. (The)............................  1,182   11,604
    SAI Global, Ltd.................................... 18,141   59,532
*   Sandfire Resources NL..............................  7,522   37,882
    Sirtex Medical, Ltd................................  3,345   41,281
#   SMS Management & Technology, Ltd...................  2,109    7,452
    Super Retail Group, Ltd............................ 11,938  111,874
    Tabcorp Holdings, Ltd..............................  6,462   19,522

                                     1612

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                        SHARES  VALUE++
                                                        ------ ----------
AUSTRALIA -- (Continued)
    Technology One, Ltd................................  5,688 $   10,810
*   Tiger Resources, Ltd............................... 55,946     18,297
    Tox Free Solutions, Ltd............................  8,865     25,851
#*  Troy Resources, Ltd................................  2,572      2,500
#   Village Roadshow, Ltd..............................  4,694     29,083
#   Webjet, Ltd........................................  2,304      5,505
#   Western Areas, Ltd.................................  6,613     15,343
#   Wotif.com Holdings, Ltd............................  5,744     12,239
                                                               ----------
TOTAL AUSTRALIA........................................         2,920,642
                                                               ----------
AUSTRIA -- (0.7%)
    DO & Co. AG........................................      8        391
    Oesterreichische Post AG...........................  2,893    133,328
    RHI AG.............................................  1,810     59,291
    Rosenbauer International AG........................     63      5,265
    Semperit AG Holding................................    480     24,253
    Telekom Austria AG................................. 20,676    180,628
                                                               ----------
TOTAL AUSTRIA..........................................           403,156
                                                               ----------
BELGIUM -- (0.6%)
*   AGFA-Gevaert NV....................................  9,286     27,399
    Arseus NV..........................................  1,158     41,359
#   Econocom Group.....................................  3,958     41,848
    EVS Broadcast Equipment SA.........................  1,049     62,826
    Exmar NV...........................................  1,163     18,227
    Kinepolis Group NV.................................    212     33,650
    Melexis NV.........................................  1,366     47,305
    Mobistar SA........................................  2,253     42,552
    Tessenderlo Chemie NV..............................  1,534     39,911
    Van de Velde NV....................................    362     18,129
                                                               ----------
TOTAL BELGIUM..........................................           373,206
                                                               ----------
CANADA -- (8.8%)
#   AG Growth International, Inc.......................  1,100     46,064
*   Ainsworth Lumber Co., Ltd..........................  3,243     11,764
    Alamos Gold, Inc...................................  9,600     88,092
    Altus Group, Ltd...................................  1,200     17,740
#*  Argonaut Gold, Inc.................................  5,500     24,790
    AutoCanada, Inc....................................  1,400     49,526
#*  Avigilon Corp......................................  2,188     63,003
#   Badger Daylighting, Ltd............................  3,000     83,475
*   Bankers Petroleum, Ltd............................. 19,700     75,705
*   Bauer Performance Sports, Ltd......................    884     10,374
#*  Bellatrix Exploration, Ltd......................... 13,649     97,795
#   Bird Construction, Inc.............................  2,100     24,738
#   Black Diamond Group, Ltd...........................  2,900     78,062
    BMTC Group, Inc. Class A...........................    100      1,243
#   Bonterra Energy Corp...............................  1,000     46,097
    Calfrac Well Services, Ltd.........................  2,338     62,599
#   Canadian Energy Services & Technology Corp.........  1,600     32,409
#   Canexus Corp.......................................  5,800     29,944
    Canfor Pulp Products, Inc..........................  1,800     19,556

                                     1613

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
CANADA -- (Continued)
    CCL Industries, Inc. Class B.......................  1,100 $ 79,358
#   Cineplex, Inc......................................  5,809  211,132
    Cogeco Cable, Inc..................................    442   20,188
    Computer Modelling Group, Ltd......................  2,400   59,539
    Contrans Group, Inc. Class A.......................  1,000   12,040
#*  Copper Mountain Mining Corp........................  3,000    4,202
#   Corus Entertainment, Inc. Class B..................  4,100   91,038
#   Davis + Henderson Corp.............................  6,743  169,400
*   DeeThree Exploration, Ltd..........................  6,300   52,267
#   DirectCash Payments, Inc...........................    200    3,358
    Enghouse Systems, Ltd..............................    907   27,298
    Evertz Technologies, Ltd...........................  1,100   17,086
#   Extendicare, Inc...................................  4,550   29,169
    FirstService Corp..................................  2,691  108,534
    Gluskin Sheff + Associates, Inc....................  1,100   28,267
*   Great Canadian Gaming Corp.........................  3,200   39,793
    High Liner Foods, Inc..............................    300   11,798
    Horizon North Logistics, Inc.......................  7,940   50,616
*   Imax Corp..........................................  5,400  149,382
*   Imperial Metals Corp...............................  1,500   22,653
#   Innergex Renewable Energy, Inc.....................  6,200   58,229
    Intertape Polymer Group, Inc.......................  2,900   32,600
    Leon's Furniture, Ltd..............................    932   12,485
    Linamar Corp.......................................  3,827  146,998
*   Lucara Diamond Corp................................ 15,900   22,128
    MacDonald Dettwiler & Associates, Ltd..............  1,000   71,039
    Manitoba Telecom Services, Inc.....................  1,515   40,291
#   Maple Leaf Foods, Inc..............................  7,980  112,848
    Martinrea International, Inc.......................  7,385   61,732
#   Medical Facilities Corp............................  1,647   28,600
    MTY Food Group, Inc................................    400   11,227
#   Mullen Group, Ltd..................................  7,854  190,400
    Norbord, Inc.......................................  2,330   65,334
    North West Co., Inc. (The).........................  3,594   82,029
#   Northland Power, Inc...............................  8,100  118,473
*   Paladin Labs, Inc..................................    200   22,267
#   Parkland Fuel Corp.................................  6,500  104,934
#   Pason Systems, Inc.................................  6,129  138,401
*   Patheon, Inc.......................................  1,700   15,676
    PHX Energy Services Corp...........................    900    9,729
    Premium Brands Holdings Corp.......................    600   12,331
    Richelieu Hardware, Ltd............................  1,000   40,027
#   Ritchie Bros Auctioneers, Inc......................  8,500  195,376
*   RMP Energy, Inc.................................... 10,200   56,323
#   Rogers Sugar, Inc..................................  5,200   21,430
#   Russel Metals, Inc.................................  3,100   79,855
#   Secure Energy Services, Inc........................ 10,900  158,741
    ShawCor, Ltd.......................................  1,857   67,811
    Stantec, Inc.......................................  2,700  164,315
    Stella-Jones, Inc..................................  2,800   65,516
#   Student Transportation, Inc........................  3,500   21,526
#   Superior Plus Corp................................. 11,638  127,900
    Toromont Industries, Ltd...........................  6,299  145,520

                                     1614

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
CANADA -- (Continued)
    Total Energy Services, Inc.........................  1,161 $   20,223
    TransForce, Inc....................................  7,000    149,962
*   TransGlobe Energy Corp.............................  2,300     16,707
#   Twin Butte Energy, Ltd.............................  9,719     19,983
    Vicwest, Inc.......................................    400      3,886
#   Wajax Corp.........................................  1,200     38,799
    Westshore Terminals Investment Corp................  2,100     66,785
#   Whitecap Resources, Inc............................ 17,351    183,987
    Winpak, Ltd........................................  1,600     34,536
                                                               ----------
TOTAL CANADA...........................................         5,087,053
                                                               ----------
DENMARK -- (1.9%)
    Ambu A.S. Class B..................................    459     26,283
*   Auriga Industries Class B..........................    740     23,292
#   FLSmidth & Co. A.S.................................  4,893    261,214
    GN Store Nord A.S.................................. 11,175    265,386
    IC Companys A.S....................................    105      2,897
    Rockwool International A.S. Class A................     58     10,623
    Rockwool International A.S. Class B................    505     91,560
    Royal UNIBREW......................................    804    101,685
    SimCorp A.S........................................  3,329    122,050
*   Topdanmark A.S.....................................  8,070    213,449
                                                               ----------
TOTAL DENMARK..........................................         1,118,439
                                                               ----------
FINLAND -- (2.2%)
    Alma Media Oyj.....................................    294      1,192
    Elisa Oyj.......................................... 12,257    314,203
    Konecranes Oyj.....................................  4,021    141,463
    Lassila & Tikanoja Oyj.............................  2,121     42,124
    Olvi Oyj Class A...................................  1,139     42,472
    Orion Oyj Class A..................................  2,936     76,594
    Orion Oyj Class B..................................  8,544    223,002
#   Outotec Oyj........................................ 15,384    156,689
    Ramirent Oyj.......................................  4,342     51,402
#   Tikkurila Oyj......................................  2,557     64,095
    Uponor Oyj.........................................  4,075     65,200
    Vacon P.L.C........................................    996     72,836
                                                               ----------
TOTAL FINLAND..........................................         1,251,272
                                                               ----------
FRANCE -- (4.0%)
    Albioma............................................    566     13,805
    Alten SA...........................................  1,707     76,866
    Assystem...........................................    239      6,663
    BioMerieux.........................................  1,093    114,929
    Boiron SA..........................................    321     22,713
*   Bull...............................................  6,256     31,030
    Burelle SA.........................................     13      8,993
    Etablissements Maurel et Prom......................  8,085    130,553
    Eurofins Scientific SE.............................    762    193,842
*   Faurecia...........................................  4,277    168,392
*   GameLoft SE........................................  4,857     44,343
#   Ingenico...........................................  3,467    297,484

                                     1615

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
FRANCE -- (Continued)
    Interparfums SA....................................    390 $   16,344
    Ipsen SA...........................................  2,537    106,428
    LISI...............................................    253     42,517
    Metropole Television SA............................  4,537     98,315
    Montupet...........................................    256     13,594
#   Neopost SA.........................................  2,958    250,629
    Plastic Omnium SA..................................  4,240    109,599
    Sartorius Stedim Biotech...........................    322     57,472
    Schneider Electric SA..............................    811     65,060
    SEB SA.............................................  1,944    152,272
    Societe d'Edition de Canal +.......................  3,505     27,751
    Sopra Group SA.....................................    234     25,715
    Stallergenes SA....................................     98      7,492
    Stref SA...........................................     43      3,454
*   Technicolor SA..................................... 21,884    108,390
    Thermador Groupe...................................     49      4,628
    Vilmorin & Cie SA..................................    369     48,353
    Virbac SA..........................................    288     64,318
                                                               ----------
TOTAL FRANCE...........................................         2,311,944
                                                               ----------
GERMANY -- (5.0%)
    Amadeus Fire AG....................................    192     15,488
    Bertrandt AG.......................................    327     48,578
    Bijou Brigitte AG..................................    184     18,346
    CANCOM SE..........................................    644     28,635
    Carl Zeiss Meditec AG..............................  2,462     72,108
    CAT Oil AG.........................................    792     17,988
    Cewe Stiftung & Co. KGAA...........................    239     14,062
    CompuGroup Medical AG..............................  1,277     33,927
    CTS Eventim AG.....................................  1,643     83,835
#   Delticom AG........................................    277     11,992
*   Dialog Semiconductor P.L.C.........................  4,620     89,606
    Draegerwerk AG & Co. KGaA..........................     40      4,054
    Duerr AG...........................................  2,067    173,568
    ElringKlinger AG...................................  2,280     84,101
    Fielmann AG........................................    757     84,485
    Freenet AG.........................................  4,922    150,072
    Gerresheimer AG....................................  2,703    181,707
    Gerry Weber International AG.......................  1,740     77,319
    GFK SE.............................................     66      3,624
    Hamburger Hafen und Logistik AG....................  1,577     39,411
    Krones AG..........................................    272     21,714
#   KUKA AG............................................  2,028     96,768
    KWS Saat AG........................................    134     45,056
    LPKF Laser & Electronics AG........................  1,773     46,463
    MTU Aero Engines AG................................  4,854    429,408
    Nemetschek AG......................................    227     16,153
    Norma Group SE.....................................  2,664    143,309
    Pfeiffer Vacuum Technology AG......................    691     81,992
    QSC AG.............................................  7,481     40,609
    Rational AG........................................    267     82,146
    Schaltbau Holding AG...............................    103      6,474
    Software AG........................................  5,610    208,113

                                     1616

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
GERMANY -- (Continued)
    Stada Arzneimittel AG..............................   4,810 $  228,917
    STRATEC Biomedical AG..............................      53      2,336
    Takkt AG...........................................     879     16,517
#*  Tom Tailor Holding AG..............................     145      2,976
    Wincor Nixdorf AG..................................   2,398    170,349
                                                                ----------
TOTAL GERMANY..........................................          2,872,206
                                                                ----------
HONG KONG -- (3.3%)
    APT Satellite Holdings, Ltd........................  20,000     25,190
    Asia Satellite Telecommunications Holdings, Ltd....     500      1,933
    Bonjour Holdings, Ltd..............................  70,000     13,752
    Cafe de Coral Holdings, Ltd........................  28,000     85,811
    Chow Sang Sang Holdings International, Ltd.........  23,000     61,618
    Emperor Entertainment Hotel, Ltd...................  45,000     25,059
    Giordano International, Ltd........................  86,000     61,713
    Hong Kong Aircraft Engineering Co., Ltd............   2,400     31,101
    Hutchison Telecommunications Hong Kong
       Holdings, Ltd...................................  84,000     30,819
#   IT, Ltd............................................  16,000      4,053
    Johnson Electric Holdings, Ltd..................... 107,500     96,219
#   L'Occitane International SA........................  38,500     76,793
    Lifestyle International Holdings, Ltd..............  42,500     76,316
#   Luk Fook Holdings International, Ltd...............  26,000     83,583
    Man Wah Holdings, Ltd..............................  27,200     49,434
    NagaCorp, Ltd...................................... 118,000    112,904
    Newocean Energy Holdings, Ltd......................  84,000     71,660
    Pacific Textile Holdings, Ltd......................  30,000     42,704
    PCCW, Ltd.......................................... 345,000    157,024
    Pico Far East Holdings, Ltd........................  38,000     10,831
    SA SA International Holdings, Ltd..................  76,000     72,845
    SmarTone Telecommunications Holdings, Ltd..........  18,000     19,924
    Stella International Holdings, Ltd.................  41,000     96,557
    Television Broadcasts, Ltd.........................  28,300    177,103
    Vitasoy International Holdings, Ltd................  60,000     83,359
    VTech Holdings, Ltd................................  13,400    162,115
*   Wanda Commercial Properties Group Co., Ltd......... 109,200     42,003
    Xinyi Glass Holdings, Ltd.......................... 164,000    132,874
*   Xinyi Solar Holdings, Ltd.......................... 122,000     25,614
                                                                ----------
TOTAL HONG KONG........................................          1,930,911
                                                                ----------
IRELAND -- (0.6%)
    Irish Continental Group P.L.C......................     798     29,827
    Paddy Power P.L.C..................................   3,833    302,279
                                                                ----------
TOTAL IRELAND..........................................            332,106
                                                                ----------
ISRAEL -- (0.7%)
    Cellcom Israel, Ltd................................   3,470     43,109
    Delek Automotive Systems, Ltd......................   1,434     14,816
    Elbit Systems, Ltd.................................     312     17,531
    Frutarom Industries, Ltd...........................   2,513     54,721
*   Given Imaging, Ltd.................................     690     20,461
    Ituran Location and Control, Ltd...................     960     20,969
*   Kamada, Ltd........................................   1,521     23,099

                                     1617

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
ISRAEL -- (Continued)
*   Naphtha Israel Petroleum Corp., Ltd................  1,629 $   11,081
    Osem Investments, Ltd..............................    718     15,946
*   Partner Communications Co., Ltd....................  6,476     55,474
    Paz Oil Co., Ltd...................................    149     22,080
    Rami Levi Chain Stores Hashikma Marketing
      2006, Ltd........................................    276     15,961
    Shikun & Binui, Ltd................................ 13,092     30,526
    Shufersal, Ltd.....................................  3,032     11,467
    Strauss Group, Ltd.................................  1,581     27,747
                                                               ----------
TOTAL ISRAEL...........................................           384,988
                                                               ----------
ITALY -- (3.2%)
    Amplifon SpA.......................................  5,596     30,127
    Ansaldo STS SpA....................................  7,811     86,935
    Astaldi SpA........................................  2,818     26,795
*   Autogrill SpA......................................  7,856     71,928
    Azimut Holding SpA.................................  9,935    287,162
    Banca Generali SpA.................................  4,671    142,749
    Banca IFIS SpA.....................................    623     10,133
    Brembo SpA.........................................  1,939     50,172
#   Brunello Cucinelli SpA.............................  1,668     45,460
    De'Longhi SpA......................................  2,529     41,522
    DiaSorin SpA.......................................  1,713     76,825
    Engineering SpA....................................    206     12,744
    Indesit Co. SpA....................................  1,371     18,680
    Industria Macchine Automatiche SpA.................    649     27,118
    Interpump Group SpA................................  5,439     70,303
    MARR SpA...........................................  1,752     27,657
*   Mediaset SpA....................................... 40,963    208,336
    Piaggio & C SpA....................................  7,170     21,921
#*  RCS MediaGroup SpA.................................    722      1,481
    Recordati SpA......................................  8,158    127,396
    Reply SpA..........................................    270     20,643
    Societa Iniziative Autostradali e Servizi SpA......  3,835     38,248
    Sogefi SpA.........................................  2,339     12,606
#   Tod's SpA..........................................    627     85,559
    Trevi Finanziaria Industriale SpA..................  1,208     10,156
    Vittoria Assicurazioni SpA.........................    920     11,472
*   World Duty Free SpA................................  7,856    114,255
*   Yoox SpA...........................................  4,042    152,863
                                                               ----------
TOTAL ITALY............................................         1,831,246
                                                               ----------
JAPAN -- (18.6%)
    Accordia Golf Co., Ltd.............................  8,100    105,896
    Adastria Holdings Co., Ltd.........................  1,270     33,343
    Aeon Delight Co., Ltd..............................    800     16,125
    Ai Holdings Corp...................................  2,800     37,591
    Aica Kogyo Co., Ltd................................  4,300     79,117
    Ain Pharmaciez, Inc................................    900     44,405
    Akebono Brake Industry Co., Ltd....................  3,100     14,442
*   Alps Electric Co., Ltd............................. 14,000    182,984
    Anritsu Corp....................................... 10,100    110,717
    AOKI Holdings, Inc.................................  1,800     29,863

                                     1618

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ -------
JAPAN -- (Continued)
    Arcs Co., Ltd......................................    600 $11,202
#   As One Corp........................................  1,000  22,749
    Asahi Holdings, Inc................................  1,100  20,557
    Asahi Intecc Co., Ltd..............................  1,600  64,446
#   ASKUL Corp.........................................  1,700  65,012
    Atom Corp..........................................  2,000  10,491
    Avex Group Holdings, Inc...........................  2,500  57,052
    Bic Camera, Inc....................................     26  15,149
    BML, Inc...........................................    800  27,123
    C Uyemura & Co., Ltd...............................    300  14,061
    Canon Electronics, Inc.............................  1,500  28,595
    Capcom Co., Ltd....................................  3,000  58,596
    Chiyoda Co., Ltd...................................  1,100  21,607
    Colowide Co., Ltd..................................  3,500  36,864
#*  COOKPAD, Inc.......................................    500  16,311
    CREATE SD HOLDINGS Co., Ltd........................    600  20,122
    Daido Metal Co., Ltd...............................  2,000  21,403
    Daihen Corp........................................  7,000  30,953
    Daiichikosho Co., Ltd..............................  2,000  62,341
    Daikyo, Inc........................................ 25,000  60,757
#   Daio Paper Corp....................................  9,000  77,288
    Daiseki Co., Ltd...................................  2,200  40,494
#   Dr Ci:Labo Co., Ltd................................    500  15,095
    DTS Corp...........................................    800  15,101
#   Dwango Co., Ltd....................................  1,200  29,954
    Eagle Industry Co., Ltd............................  3,000  48,849
    Earth Chemical Co., Ltd............................    700  23,531
    en-japan, Inc......................................    900  20,477
    Enplas Corp........................................    700  46,614
#   EPS Corp...........................................      8   9,294
    F@N Communications, Inc............................  1,200  48,081
    FCC Co., Ltd.......................................  1,800  34,504
    Fields Corp........................................    300   5,738
#   Foster Electric Co., Ltd...........................    900  14,490
    FP Corp............................................    900  56,120
    France Bed Holdings Co., Ltd....................... 11,000  20,886
*   Fudo Tetra Corp.................................... 11,800  19,232
#   Fuji Kyuko Co., Ltd................................  5,000  41,361
    Fuji Oil Co. Ltd/Osaka.............................  5,000  73,795
    Fuji Seal International, Inc.......................  1,300  43,170
    Fuji Soft, Inc.....................................    700  16,280
    Fujibo Holdings, Inc...............................  4,000   8,288
    Fujimori Kogyo Co., Ltd............................    500  11,596
    Fujitec Co., Ltd...................................  5,000  61,488
    Fujitsu General, Ltd...............................  4,000  47,592
    Geo Holdings Corp..................................  1,300  12,341
    GMO internet, Inc..................................  4,900  59,762
    GMO Payment Gateway, Inc...........................    700  33,349
#   Gree, Inc..........................................  4,500  44,279
    Gulliver International Co., Ltd....................  2,600  18,567
    Gurunavi, Inc......................................  1,100  30,942
*   Haseko Corp........................................  6,800  50,616
    Heiwa Corp.........................................  2,800  49,611

                                     1619

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Hogy Medical Co., Ltd..............................  1,000 $ 51,692
    Hokuto Corp........................................    900   16,562
    Ichibanya Co., Ltd.................................    600   21,730
    Ichiyoshi Securities Co., Ltd......................  2,100   31,872
*   Iida Group Holdings Co., Ltd.......................  4,934   87,505
    Iino Kaiun Kaisha, Ltd.............................  6,100   33,335
    Ikyu Corp..........................................     14   19,661
    Infomart Corp......................................    800   13,332
    Internet Initiative Japan, Inc.....................  2,300   56,469
    Iriso Electronics Co., Ltd.........................    600   27,489
    Iwatani Corp....................................... 15,000   86,400
    Japan Airport Terminal Co., Ltd....................  2,900   58,112
    Japan Aviation Electronics Industry, Ltd...........  5,000   75,764
    Japan Drilling Co., Ltd............................    400   20,359
    Jeol, Ltd..........................................  4,000   18,483
#   Jin Co., Ltd.......................................  1,100   37,769
*   Juki Corp.......................................... 11,000   21,585
    kabu.com Securities Co., Ltd.......................  4,100   22,525
    Kaken Pharmaceutical Co., Ltd......................  8,000  128,148
    Kameda Seika Co., Ltd..............................    800   23,972
    Kanamoto Co., Ltd..................................  3,000   77,504
    Kanematsu Corp..................................... 36,000   61,949
#*  Kappa Create Holdings Co., Ltd.....................    500    9,729
    Kinugawa Rubber Industrial Co., Ltd................  2,000    9,641
    Komeri Co., Ltd....................................  1,700   40,271
    Kose Corp..........................................  2,100   65,899
    KYB Co., Ltd.......................................  9,000   44,270
    Kyokuto Securities Co., Ltd........................    800   14,906
    KYORIN Holdings, Inc...............................  3,400   76,136
    Kyoritsu Maintenance Co., Ltd......................    700   24,801
    Kyowa Exeo Corp....................................  6,600   86,187
*   Leopalace21 Corp................................... 21,700  113,132
#   Life Corp..........................................    700   10,058
    Lion Corp.......................................... 18,000   94,055
*   Livesense, Inc.....................................  1,000   21,237
    Maeda Road Construction Co., Ltd...................  4,000   65,333
    Mandom Corp........................................  1,500   51,154
    Maruha Nichiro Holdings, Inc....................... 30,000   49,490
    Marusan Securities Co., Ltd........................  4,300   38,182
    Matsumotokiyoshi Holdings Co., Ltd.................  2,400   85,418
#   Megmilk Snow Brand Co., Ltd........................    900   11,199
    Meidensha Corp..................................... 14,000   56,072
    Meitec Corp........................................  2,200   58,654
    Message Co., Ltd...................................  1,200   39,980
#   Micronics Japan Co., Ltd...........................  1,300   72,735
    Milbon Co., Ltd....................................    480   17,162
    Minebea Co., Ltd................................... 19,000  142,993
    Misawa Homes Co., Ltd..............................  1,100   15,442
    Mitsuba Corp.......................................  2,000   33,313
    Mitsubishi Pencil Co., Ltd.........................  1,500   34,728
    Mitsubishi Shokuhin Co., Ltd.......................    400    9,477
    Mitsui-Soko Co., Ltd...............................  5,000   21,740
    Mochida Pharmaceutical Co., Ltd....................    800   46,463

                                     1620

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    MonotaRO Co., Ltd..................................  2,100 $ 44,614
    Morinaga & Co., Ltd................................ 10,000   21,438
    Morita Holdings Corp...............................  2,000   15,660
    Moshi Moshi Hotline, Inc...........................  1,900   19,884
    Musashi Seimitsu Industry Co., Ltd.................    900   17,584
    Nachi-Fujikoshi Corp............................... 14,000   88,393
    Nakanishi, Inc.....................................    300   44,941
    NEC Networks & System Integration Corp.............  1,400   32,513
    Next Co., Ltd......................................  2,100   20,529
#   Nichi-iko Pharmaceutical Co., Ltd..................  4,900   72,703
    Nichias Corp.......................................  7,000   48,881
    Nichiha Corp.......................................  1,100   15,084
    Nichii Gakkan Co...................................  1,800   15,304
    Nichirei Corp...................................... 18,000   81,563
    Nichireki Co., Ltd.................................  3,000   33,625
    Nifco, Inc.........................................  3,700   96,259
    Nihon Kohden Corp..................................  2,900  113,056
    Nihon M&A Center, Inc..............................    900   74,741
    Nihon Nohyaku Co., Ltd.............................  4,000   55,812
    Nihon Parkerizing Co., Ltd.........................  4,000   86,472
    Nihon Trim Co., Ltd................................    400   31,299
    Nihon Unisys, Ltd..................................  4,500   45,731
    Nikkiso Co., Ltd...................................  4,000   50,366
#   Nippon Carbide Industries Co., Inc.................  3,000    7,740
    Nippon Coke & Engineering Co., Ltd.................  9,500   12,743
#   Nippon Gas Co., Ltd................................    500    5,226
    Nippon Steel & Sumikin Bussan Corp................. 11,000   41,752
*   Nippon Suisan Kaisha, Ltd.......................... 17,900   36,608
    Nippon Synthetic Chemical Industry Co.,
       Ltd. (The)......................................  2,000   17,813
#   Nipro Corp.........................................  8,400   73,027
    Nishio Rent All Co., Ltd...........................    500   13,272
    Nissan Shatai Co., Ltd.............................  3,000   37,950
    Nissin Kogyo Co., Ltd..............................  2,900   58,973
    Nitto Boseki Co., Ltd.............................. 14,000   60,788
    Nitto Kogyo Corp...................................  1,000   17,305
    NOF Corp........................................... 12,000   83,844
    Nomura Co., Ltd....................................  3,000   25,598
#*  NS United Kaiun Kaisha, Ltd........................  8,000   21,056
    Nuflare Technology, Inc............................    300   31,304
    Obara Group, Inc...................................    700   21,834
#   Ohsho Food Service Corp............................    600   19,677
    Okabe Co., Ltd.....................................  2,000   25,064
*   Oki Electric Industry Co., Ltd..................... 60,000  136,135
    Okinawa Cellular Telephone Co......................    600   15,660
    OSAKA Titanium Technologies Co., Ltd...............    600    9,655
    OSG Corp...........................................  5,000   92,558
    Pal Co., Ltd.......................................    900   17,203
    Paramount Bed Holdings Co., Ltd....................  1,400   45,664
    Penta-Ocean Construction Co., Ltd.................. 18,000   64,694
    Pigeon Corp........................................  2,200  100,184
    Pilot Corp.........................................  1,300   39,483
    Plenus Co., Ltd....................................  1,800   41,905
    Press Kogyo Co., Ltd...............................  4,000   16,983

                                     1621

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES VALUE++
                                                        ------ --------
JAPAN -- (Continued)
    Pressance Corp.....................................    800 $ 22,075
    Prima Meat Packers, Ltd............................  5,000    9,091
    Relo Holdings, Inc.................................    800   41,638
    Resorttrust, Inc...................................  5,000   85,826
    Ringer Hut Co., Ltd................................  1,000   14,582
    Rohto Pharmaceutical Co., Ltd......................  7,000  112,312
    Roland DG Corp.....................................    900   29,162
    Round One Corp.....................................  5,300   49,070
    Royal Holdings Co., Ltd............................  1,400   20,230
    Saizeriya Co., Ltd.................................  1,200   14,098
    Sakata INX Corp....................................  2,000   18,104
    San-A Co., Ltd.....................................    800   22,632
#   Sanden Corp........................................  5,000   23,786
*   Sanix, Inc.........................................  1,000    8,478
    Sanken Electric Co., Ltd...........................  9,000   61,993
    Sankyu, Inc........................................ 12,000   45,180
    Sanwa Holdings Corp................................ 18,000  125,452
    Sapporo Holdings, Ltd.............................. 26,000   98,274
#   Sato Holdings Corp.................................    900   19,895
    Sawada Holdings Co., Ltd...........................  1,800   21,104
    Seiko Holdings Corp................................  9,000   44,346
#   Senko Co., Ltd.....................................  5,000   24,461
#   Seria Co., Ltd.....................................  1,300   53,583
#   Shibuya Kogyo Co., Ltd.............................  1,100   28,091
    Shikoku Chemicals Corp.............................  2,000   15,311
    Shinko Plantech Co., Ltd...........................    700    5,212
    Ship Healthcare Holdings, Inc......................  2,300   87,867
    Shizuoka Gas Co., Ltd..............................  1,500    8,850
    Showa Corp.........................................  3,000   39,620
    SMK Corp...........................................  5,000   24,232
    St Marc Holdings Co., Ltd..........................    400   19,048
    Starbucks Coffee Japan, Ltd........................  1,500   18,164
    Start Today Co., Ltd...............................  1,300   28,824
    Starts Corp., Inc..................................  1,500   20,773
    Sumitomo Densetsu Co., Ltd.........................  1,400   20,403
#*  Sumitomo Mitsui Construction Co., Ltd.............. 56,500   63,003
    Sumitomo Osaka Cement Co., Ltd..................... 33,000  123,385
    Sumitomo Real Estate Sales Co., Ltd................  1,400   43,289
#   Sumitomo Seika Chemicals Co., Ltd..................  4,000   31,812
    Sun Frontier Fudousan Co., Ltd.....................  1,900   25,216
    T-Gaia Corp........................................  1,700   20,861
    Tadano, Ltd........................................  8,000  112,381
    Taiyo Holdings Co., Ltd............................    800   25,949
    Taiyo Yuden Co., Ltd...............................  8,900  107,042
#   Takeei Corp........................................  1,400   15,088
    Takuma Co., Ltd....................................  5,000   44,939
    Tamron Co., Ltd....................................    600   14,389
    Tatsuta Electric Wire and Cable Co., Ltd...........  2,000   11,843
#*  tella, Inc.........................................    700   15,282
    Toei Co., Ltd......................................  4,000   24,344
#   Toho Titanium Co., Ltd.............................  1,300    8,456
    Tokai Corp/Gifu....................................    400   11,864
    TOKAI Holdings Corp................................  2,800    9,085

                                     1622

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------ -----------
JAPAN -- (Continued)
    Token Corp.........................................    640 $    29,617
    Tokyo Dome Corp.................................... 13,000      76,824
    Tokyo Seimitsu Co., Ltd............................  3,000      58,432
    Tomy Co., Ltd......................................  2,400      10,851
    Topcon Corp........................................  4,800      66,166
    Tosei Corp.........................................  2,800      19,165
    Toshiba TEC Corp................................... 12,000      79,593
    Totetsu Kogyo Co., Ltd.............................  1,700      34,231
#   Towa Pharmaceutical Co., Ltd.......................    700      28,310
    Toyo Ink SC Holdings Co., Ltd......................  4,000      19,233
    Toyo Tire & Rubber Co., Ltd........................ 15,000      84,384
    Toyobo Co., Ltd.................................... 64,000     113,627
    TPR Co., Ltd.......................................    600      10,108
    Trancom Co., Ltd...................................    600      21,945
    Transcosmos, Inc...................................  1,700      35,540
    TS Tech Co., Ltd...................................  1,800      66,381
    Tsubakimoto Chain Co............................... 10,000      78,960
#   Tsugami Corp.......................................  2,000      11,580
    Tsukui Corp........................................    900       8,366
    UACJ Corp.......................................... 20,000      77,937
*   Ulvac, Inc.........................................  2,900      47,318
    United Arrows, Ltd.................................  1,300      41,775
*   Unitika, Ltd....................................... 21,000      13,193
#*  Usen Corp..........................................  8,350      28,614
    Valor Co., Ltd.....................................  1,700      22,568
    VT Holdings Co., Ltd...............................  1,100      18,524
#   Wacom Co., Ltd..................................... 11,600      73,169
#   WATAMI Co., Ltd....................................    700       9,703
    Welcia Holdings Co., Ltd...........................    700      40,391
#   West Holdings Corp.................................  1,300      16,432
    Xebio Co., Ltd.....................................  1,000      19,923
#   Yaoko Co., Ltd.....................................    300      12,398
    Yellow Hat, Ltd....................................    700      12,961
    Yomiuri Land Co., Ltd..............................  3,000      18,716
    Yoshinoya Holdings Co., Ltd........................  3,200      45,679
    Yuasa Trading Co., Ltd.............................  8,000      16,688
#   Zenrin Co., Ltd....................................    800       7,486
#   Zensho Holdings Co., Ltd...........................  5,800      65,039
    ZERIA Pharmaceutical Co., Ltd......................  2,200      58,570
                                                               -----------
TOTAL JAPAN............................................         10,709,275
                                                               -----------
NETHERLANDS -- (2.4%)
    Aalberts Industries NV.............................  8,701     271,858
*   AMG Advanced Metallurgical Group NV................  1,976      19,251
    Amsterdam Commodities NV...........................    393       8,583
    Arcadis NV.........................................  4,796     171,305
    Beter Bed Holding NV...............................    659      15,394
    Brunel International NV............................    579      34,032
    Exact Holding NV...................................    649      20,799
    Nutreco NV.........................................  6,540     291,547
*   SBM Offshore NV.................................... 17,537     338,418
    Sligro Food Group NV...............................  1,545      61,243
    TKH Group NV.......................................  2,698      92,701

                                     1623

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
NETHERLANDS -- (Continued)
    Unit4 NV...........................................  1,413 $   73,379
                                                               ----------
TOTAL NETHERLANDS......................................         1,398,510
                                                               ----------
NEW ZEALAND -- (0.7%)
#*  Diligent Board Member Services, Inc................  1,244      4,355
    Ebos Group, Ltd....................................  2,794     22,044
    Fisher & Paykel Healthcare Corp., Ltd.............. 44,222    144,926
    Freightways, Ltd...................................  7,491     28,169
    Mainfreight, Ltd...................................  3,833     40,599
    NZX, Ltd........................................... 13,154     13,356
    SKYCITY Entertainment Group, Ltd................... 50,285    157,390
#   Warehouse Group, Ltd. (The)........................  3,001      8,764
                                                               ----------
TOTAL NEW ZEALAND......................................           419,603
                                                               ----------
NORWAY -- (1.3%)
*   Algeta ASA.........................................  1,931    110,763
    Bakkafrost P/F.....................................  1,775     26,535
*   DNO International ASA.............................. 32,734    106,847
#*  Electromagnetic GeoServices A.S....................    790        879
    Hexagon Composites ASA.............................  3,240     12,970
    Kvaerner ASA.......................................  3,131      6,004
#*  Norwegian Air Shuttle A.S..........................  1,902     62,045
    Opera Software ASA.................................  8,342    114,051
    Prosafe SE......................................... 18,967    126,544
*   Salmar ASA.........................................  2,816     34,484
    Tomra Systems ASA.................................. 10,846     92,829
    Veidekke ASA.......................................  5,334     40,146
                                                               ----------
TOTAL NORWAY...........................................           734,097
                                                               ----------
PORTUGAL -- (0.9%)
    Altri SGPS SA......................................  4,416     14,980
#*  Banco BPI SA....................................... 12,814     26,029
    Mota-Engil SGPS SA.................................  4,405     27,722
    Portugal Telecom SGPS SA........................... 46,437    204,113
    Sonae.............................................. 74,456    117,190
    ZON OPTIMUS SGPS SA................................ 15,414    103,027
                                                               ----------
TOTAL PORTUGAL.........................................           493,061
                                                               ----------
SINGAPORE -- (1.1%)
    Boustead Singapore, Ltd............................ 13,000     16,835
    Cosco Corp. Singapore, Ltd......................... 81,000     44,441
    CSE Global, Ltd.................................... 16,000      7,915
    Ezion Holdings, Ltd................................ 56,400     99,256
    First Resources, Ltd............................... 17,000     26,524
    Fragrance Group, Ltd............................... 47,000      7,892
    Goodpack, Ltd...................................... 31,000     45,638
    Hyflux, Ltd........................................ 24,000     21,533
    M1, Ltd............................................ 21,000     55,207
    Nam Cheong, Ltd.................................... 80,000     19,960
#   OSIM International, Ltd............................ 18,000     33,326
    Petra Foods, Ltd................................... 13,000     32,839
    Raffles Medical Group, Ltd......................... 18,000     42,264

                                     1624

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------ ----------
SINGAPORE -- (Continued)
    Singapore Post, Ltd................................ 74,000 $   77,481
    Super Group, Ltd................................... 16,000     46,576
*   Tiger Airways Holdings, Ltd........................ 45,000     14,926
    United Envirotech, Ltd............................. 31,000     29,101
*   Vard Holdings, Ltd................................. 34,000     21,839
                                                               ----------
TOTAL SINGAPORE........................................           643,553
                                                               ----------
SPAIN -- (2.1%)
    Abengoa SA Class B................................. 15,626     51,603
    Bolsas y Mercados Espanoles SA.....................  6,579    257,197
    Cie Automotive SA..................................  1,382     14,247
    Duro Felguera SA...................................  5,839     39,027
    Elecnor SA.........................................  1,783     27,074
*   Fomento de Construcciones y Contratas SA...........  3,116     83,367
*   Jazztel P.L.C...................................... 18,604    228,390
    Prosegur Cia de Seguridad SA....................... 13,996     84,124
    Tecnicas Reunidas SA...............................  2,716    142,729
    Vidrala SA.........................................    904     44,840
    Viscofan SA........................................  4,050    214,395
*   Zeltia SA..........................................  9,913     35,922
                                                               ----------
TOTAL SPAIN............................................         1,222,915
                                                               ----------
SWEDEN -- (3.1%)
    AarhusKarlshamn AB.................................  2,132    130,183
    AddTech AB Class B.................................  4,674     72,214
    Axfood AB..........................................  1,354     64,895
#   Axis Communications AB.............................  3,595    115,932
    Betsson AB.........................................  2,360     66,588
#   Clas Ohlson AB Class B.............................  1,233     21,044
    Concentric AB......................................  2,564     27,093
    Hexpol AB..........................................  2,288    162,505
    Industrial & Financial Systems Class B.............  1,044     25,534
    Indutrade AB.......................................  1,201     51,984
    Intrum Justitia AB.................................  6,913    194,943
    JM AB..............................................  6,246    166,975
    Lagercrantz AB Class B.............................  1,041     19,831
    Modern Times Group AB Class B......................  5,112    230,392
    Net Entertainment NE AB Class B....................  1,716     39,012
    Nobia AB...........................................  7,933     61,395
#   Oriflame Cosmetics SA..............................  3,313     91,332
*   Rezidor Hotel Group AB.............................  3,721     25,500
    Securitas AB Class B...............................  5,417     56,222
    Sweco AB Class B...................................  2,398     34,812
    Unibet Group P.L.C.................................  2,079    101,210
                                                               ----------
TOTAL SWEDEN...........................................         1,759,596
                                                               ----------
SWITZERLAND -- (4.7%)
    ams AG.............................................    641     78,697
    APG SGA SA.........................................    124     36,480
    Ascom Holding AG...................................  2,153     40,893
    Autoneum Holding AG................................    128     22,109
    Belimo Holding AG..................................     30     83,437

                                     1625

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SWITZERLAND -- (Continued)
    Bossard Holding AG.................................     148 $   35,617
    Bucher Industries AG...............................     552    161,653
    Burckhardt Compression Holding AG..................     253    113,960
    Burkhalter Holding AG..............................     168     14,083
    Daetwyler Holding AG...............................     418     62,992
    DKSH Holding AG....................................   1,722    117,167
*   Dufry AG...........................................   1,755    274,877
    Emmi AG............................................      40     12,694
    Galenica AG........................................     269    256,220
    Georg Fischer AG...................................     360    246,597
    Implenia AG........................................     644     45,300
    Inficon Holding AG.................................     138     50,963
    Interroll Holding AG...............................       8      4,720
    Kaba Holding AG Class B............................     255    116,385
    Kardex AG..........................................     456     19,391
    Kuoni Reisen Holding AG............................     244    110,287
    LEM Holding SA.....................................      25     19,273
    Logitech International SA..........................   3,668     57,661
    Mobilezone Holding AG..............................   1,731     18,416
    Nobel Biocare Holding AG...........................  11,460    174,686
    OC Oerlikon Corp. AG...............................  13,071    205,635
    Rieter Holding AG..................................     118     26,165
    Swisslog Holding AG................................   4,879      6,097
    Tecan Group AG.....................................     701     76,864
    Temenos Group AG...................................   5,768    161,509
    U-Blox AG..........................................     326     41,350
                                                                ----------
TOTAL SWITZERLAND......................................          2,692,178
                                                                ----------
UNITED KINGDOM -- (19.8%)
    4imprint Group P.L.C...............................     185      2,202
    888 Holdings P.L.C.................................   6,410     15,062
    Alent P.L.C........................................  10,895     55,971
    AMEC P.L.C.........................................  21,346    360,836
    Ashmore Group P.L.C................................  32,745    174,934
    Ashtead Group P.L.C................................  25,048    324,525
    AZ Electronic Materials SA.........................  15,116     98,426
    Berendsen P.L.C....................................  14,063    213,440
    Betfair Group P.L.C................................   3,802     65,954
    Brammer P.L.C......................................   2,633     19,820
    British Polythene Industries P.L.C.................   1,060     10,716
    Britvic P.L.C......................................  20,541    233,972
    Cable & Wireless Communications P.L.C.............. 136,177    119,419
*   Carpetright P.L.C..................................   1,887     16,840
    Cineworld Group P.L.C..............................   2,450     14,248
    Cobham P.L.C.......................................  69,733    336,456
    Daily Mail & General Trust P.L.C...................  14,174    223,911
    Dechra Pharmaceuticals P.L.C.......................   5,819     66,916
    Devro P.L.C........................................  11,169     56,769
    Dignity P.L.C......................................   3,453     84,768
    Diploma P.L.C......................................   2,088     23,825
*   Dixons Retail P.L.C................................ 309,482    221,876
    Domino's Pizza Group P.L.C.........................   9,860     85,613
    Dunelm Group P.L.C.................................   5,188     78,517

                                     1626

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                        SHARES  VALUE++
                                                        ------- --------
UNITED KINGDOM -- (Continued)
    Electrocomponents P.L.C............................  40,692 $177,092
    Euromoney Institutional Investor P.L.C.............   2,280   49,605
    Fidessa Group P.L.C................................   2,708  102,821
    G4S P.L.C..........................................  65,120  254,892
    Go-Ahead Group P.L.C...............................   2,789   90,536
    Greencore Group P.L.C..............................  31,004  126,791
    Greggs P.L.C.......................................   2,898   24,055
    Halfords Group P.L.C...............................  12,675   95,312
    Halma P.L.C........................................  29,308  287,912
    Hays P.L.C......................................... 130,180  283,674
    Hikma Pharmaceuticals P.L.C........................  11,504  226,777
    Hilton Food Group P.L.C............................     327    2,472
    Howden Joinery Group P.L.C.........................  51,569  290,409
    ICAP P.L.C.........................................  29,044  184,265
    IG Group Holdings P.L.C............................  30,126  309,711
    Inmarsat P.L.C.....................................  30,809  353,936
    ITE Group P.L.C....................................  17,790   79,773
    Jardine Lloyd Thompson Group P.L.C.................   7,843  136,176
    JD Wetherspoon P.L.C...............................   5,910   77,306
    John Menzies P.L.C.................................   2,747   30,894
    Kcom Group P.L.C...................................  34,629   56,152
    Kentz Corp., Ltd...................................   3,106   33,677
    Kier Group P.L.C...................................   3,539  109,400
    Ladbrokes P.L.C....................................  71,599  175,580
    LSL Property Services P.L.C........................     592    4,326
    Michael Page International P.L.C...................  22,599  165,047
    Micro Focus International P.L.C....................  10,633  130,851
    Mitie Group P.L.C..................................  24,673  129,306
    Moneysupermarket.com Group P.L.C...................  27,838   81,678
    Morgan Advanced Materials P.L.C....................  21,560  109,780
*   Mothercare P.L.C...................................   3,164   13,615
    NCC Group P.L.C....................................   2,206    7,255
    Oxford Instruments P.L.C...........................   3,857  105,681
    Pace P.L.C.........................................  16,997   99,764
    PayPoint P.L.C.....................................   2,649   47,744
    Photo-Me International P.L.C.......................   5,407   12,467
    Premier Farnell P.L.C..............................  28,703  102,574
    QinetiQ Group P.L.C................................  51,222  188,050
    Rank Group P.L.C...................................     810    1,850
    Regus PLC..........................................   5,473   18,821
    Renishaw P.L.C.....................................   2,465   76,330
    Restaurant Group P.L.C. (The)......................  15,008  150,944
    Ricardo P.L.C......................................   2,122   23,512
    Rightmove P.L.C....................................   6,219  258,759
    Rotork P.L.C.......................................   8,038  324,907
    RPC Group P.L.C....................................  12,363  120,799
    Senior P.L.C.......................................  31,797  155,439
    Spirax-Sarco Engineering P.L.C.....................   5,861  280,898
*   Sports Direct International P.L.C..................   9,111  102,104
    Stagecoach Group P.L.C.............................  13,664   81,632
    Sthree P.L.C.......................................   5,297   33,370
*   SuperGroup P.L.C...................................   2,147   54,373
    Synthomer P.L.C....................................   7,059   31,537

                                     1627

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                          -------- -----------
UNITED KINGDOM -- (Continued)
      TalkTalk Telecom Group P.L.C.......................   48,625 $   248,809
      Ted Baker P.L.C....................................    1,963      69,133
      Telecity Group P.L.C...............................   14,605     171,194
      Telecom Plus P.L.C.................................    3,619     113,269
*     Thomas Cook Group P.L.C............................  123,592     365,249
      UBM P.L.C..........................................   20,926     233,940
      Ultra Electronics Holdings P.L.C...................    5,023     161,267
      Victrex P.L.C......................................    7,465     218,072
      WH Smith P.L.C.....................................   10,117     173,256
      WS Atkins P.L.C....................................    7,399     165,238
      Xaar P.L.C.........................................    4,774      86,992
                                                                   -----------
TOTAL UNITED KINGDOM.....................................           11,384,066
                                                                   -----------
TOTAL COMMON STOCKS......................................           52,274,023
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
*     Mota-Engil SGPS Rights.............................    4,405       2,872
                                                                   -----------
UNITED KINGDOM -- (0.0%)
*     Cineworld Group P.L.C..............................      784       1,585
                                                                   -----------
TOTAL RIGHTS/WARRANTS....................................                4,457
                                                                   -----------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- -----------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund.....................  432,152   5,000,000
@     Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by $350,126
        GNMA 3.50%, 09/20/42, valued at $314,702) to be
        repurchased at $308,532.......................... $    309     308,531
                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL......................            5,308,531
                                                                   -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $52,748,783)^^.................................            $57,587,011
                                                                   ===========

                                     1628

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------
                                          LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                         ---------- ----------- ------- -----------
Common Stocks
   Australia............................         -- $ 2,920,642   --    $ 2,920,642
   Austria..............................         --     403,156   --        403,156
   Belgium..............................         --     373,206   --        373,206
   Canada............................... $5,087,053          --   --      5,087,053
   Denmark..............................         --   1,118,439   --      1,118,439
   Finland..............................         --   1,251,272   --      1,251,272
   France...............................         --   2,311,944   --      2,311,944
   Germany..............................         --   2,872,206   --      2,872,206
   Hong Kong............................     25,614   1,905,297   --      1,930,911
   Ireland..............................         --     332,106   --        332,106
   Israel...............................         --     384,988   --        384,988
   Italy................................         --   1,831,246   --      1,831,246
   Japan................................     87,505  10,621,770   --     10,709,275
   Netherlands..........................         --   1,398,510   --      1,398,510
   New Zealand..........................         --     419,603   --        419,603
   Norway...............................         --     734,097   --        734,097
   Portugal.............................         --     493,061   --        493,061
   Singapore............................         --     643,553   --        643,553
   Spain................................         --   1,222,915   --      1,222,915
   Sweden...............................         --   1,759,596   --      1,759,596
   Switzerland..........................         --   2,692,178   --      2,692,178
   United Kingdom.......................         --  11,384,066   --     11,384,066
Rights/Warrants
   Portugal.............................         --       2,872   --          2,872
   United Kingdom.......................         --       1,585   --          1,585
Securities Lending Collateral...........         --   5,308,531   --      5,308,531
                                         ---------- -----------   --    -----------
TOTAL................................... $5,200,172 $52,386,839   --    $57,587,011
                                         ========== ===========   ==    ===========

                                     1629

ORGANIZATION

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2014, The Fund consists of seventy-six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II, DFA VA Global Moderate Allocation Portfolio and DFA Short-Duration Real Return Portfolio) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund II and DFA VA Global Moderate Allocation Portfolio are valued at their respective daily net asset value. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and Dimensional Retirement Equity Fund II), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the

                                     1630

Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and Dimensional Retirement Fixed Income Fund III (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

                                     1631

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Treasury Inflation-Protected Securities (TIPS): The DFA Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At January 31, 2014, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

                                     1632

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                     CONTRACT  JANUARY 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY        AMOUNT      2014     GAIN (LOSS)
   ----------  -------- ------------------- --------  ----------- -----------
   02/21/14     (6,966) Australian Dollar   $ (6,195)  $ (6,089)     $106
   02/13/14     (5,176) Canadian Dollar       (4,786)    (4,646)      140
   02/05/14      7,368  New Zealand Dollar     5,943      5,958        15
   02/05/14     (7,368) New Zealand Dollar    (6,011)    (5,958)       53
   03/05/14     (7,384) New Zealand Dollar    (5,944)    (5,959)      (15)
   02/13/14      3,105  UK Pound Sterling      5,106      5,104        (2)
   02/13/14     (3,071) UK Pound Sterling     (5,089)    (5,047)       42
   02/13/14     (3,599) UK Pound Sterling     (5,907)    (5,916)       (9)
   02/13/14     (3,618) UK Pound Sterling     (5,959)    (5,948)       11
   02/13/14     (5,973) UK Pound Sterling     (9,800)    (9,819)      (19)
                                            --------   --------      ----
                                            $(38,642)  $(38,320)     $322
                                            ========   ========      ====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                    CONTRACT  JANUARY 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY       AMOUNT      2014     GAIN (LOSS)
   ----------  --------  ----------------- --------  ----------- -----------
   02/19/14      (2,217) Denmark Krone     $   (406)  $   (401)     $   5
   02/07/14       2,680  Euro                 3,691      3,615        (76)
   02/07/14       2,680  Euro                 3,691      3,615        (76)
   02/07/14      (5,361) Euro                (7,271)    (7,230)        41
   02/14/14     (18,924) Hong Kong Dollar    (2,440)    (2,437)         3
   02/28/14    (597,102) Japanese Yen        (5,724)    (5,845)      (121)
   02/14/14      (1,922) Swiss Franc         (2,110)    (2,120)       (10)
                                           --------   --------      -----
                                           $(10,569)  $(10,803)     $(234)
                                           ========   ========      =====

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                UNREALIZED
                                                     VALUE AT     FOREIGN
     SETTLEMENT  CURRENCY                  CONTRACT JANUARY 31,  EXCHANGE
       DATE      AMOUNT**    CURRENCY       AMOUNT     2014     GAIN (LOSS)
     ----------  -------- ---------------- -------- ----------- -----------
     02/20/14     (7,118) Canadian Dollar  $(6,529)   $(6,388)     $ 141
     02/10/14      7,161  Euro               9,859      9,658       (201)
     02/10/14      4,482  Euro               6,123      6,044        (79)
     02/10/14      4,187  Euro               5,727      5,648        (79)

                                     1633

       02/10/14  (28,254) Euro                  (38,754)   (38,107)  647
       02/13/14  (14,426) New Zealand Dollar    (11,924)   (11,658)  266
       02/11/14   (2,858) UK Pound Sterling      (4,709)    (4,698)   11
       02/11/14   (4,990) UK Pound Sterling      (8,192)    (8,203)  (11)
       02/11/14   (5,173) UK Pound Sterling      (8,502)    (8,503)   (1)
       02/11/14  (58,486) UK Pound Sterling     (96,045)   (96,139)  (94)
                                              ---------  ---------  ----
                                              $(152,946) $(152,346) $600
                                              =========  =========  ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                    CONTRACT  JANUARY 31,  EXCHANGE
     DATE      AMOUNT**     CURRENCY        AMOUNT      2014     GAIN (LOSS)
   ----------  --------  ---------------- ---------  ----------- -----------
   02/07/14     (22,682) Canadian Dollar  $ (20,970)  $ (20,363)   $  607
   02/07/14     (40,110) Canadian Dollar    (36,832)    (36,010)      822
   02/07/14     (79,250) Canadian Dollar    (74,375)    (71,149)    3,226
   02/12/14      18,202  Canadian Dollar     16,738      16,339      (399)
   02/12/14     (55,797) Canadian Dollar    (52,317)    (50,088)    2,229
   02/12/14     (57,184) Canadian Dollar    (53,319)    (51,333)    1,986
   02/20/14    (111,998) Canadian Dollar   (102,734)   (100,519)    2,215
   02/27/14     (77,783) Canadian Dollar    (70,774)    (69,800)      974
   02/11/14    (358,871) Denmark Krone      (65,646)    (64,872)      774
   02/27/14    (540,536) Denmark Krone      (98,093)    (97,726)      367
   02/04/14      41,943  Euro                56,962      56,568      (394)
   02/04/14      21,022  Euro                28,753      28,352      (401)
   02/04/14     (62,965) Euro               (85,539)    (84,921)      618
   02/05/14      60,537  Euro                81,743      81,646       (97)
   02/05/14     (60,537) Euro               (83,487)    (81,646)    1,841
   02/10/14      26,636  Euro                36,668      35,924      (744)
   02/10/14     (73,087) Euro               (99,824)    (98,572)    1,252
   02/11/14     (55,131) Euro               (75,897)    (74,356)    1,541
   02/13/14      17,445  Euro                23,955      23,529      (426)
   02/13/14     (17,518) Euro               (23,931)    (23,626)      305
   02/13/14     (63,887) Euro               (87,864)    (86,165)    1,699
   02/19/14       5,254  Euro                 7,206       7,087      (119)
   02/19/14     (20,670) Euro               (28,067)    (27,878)      189
   02/19/14     (60,792) Euro               (83,706)    (81,991)    1,715
   03/03/14      (1,652) Euro                (2,254)     (2,229)       25
   03/03/14      (2,119) Euro                (2,894)     (2,857)       37
   03/03/14     (40,903) Euro               (56,540)    (55,167)    1,373
   03/03/14     (41,888) Euro               (56,887)    (56,494)      393
   03/05/14     (60,716) Euro               (81,985)    (81,888)       97
   03/27/14     (34,109) Euro               (46,172)    (46,004)      168

                                     1634

   02/05/14    79,120  New Zealand Dollar       63,921       63,972       51
   02/05/14      (915) New Zealand Dollar         (753)        (740)      13
   02/05/14   (78,205) New Zealand Dollar      (63,824)     (63,232)     592
   02/13/14  (115,661) New Zealand Dollar      (95,597)     (93,465)   2,132
   02/25/14  (145,983) New Zealand Dollar     (120,478)    (117,870)   2,608
   03/05/14   (79,111) New Zealand Dollar      (63,789)     (63,840)     (51)
   02/07/14  (243,677) Norwegian Krone         (40,101)     (38,814)   1,287
   02/14/14   (10,986) UK Pound Sterling       (18,099)     (18,058)      41
   02/14/14   (12,900) UK Pound Sterling       (21,209)     (21,204)       5
   02/14/14   (59,934) UK Pound Sterling       (98,363)     (98,519)    (156)
   02/18/14    (5,283) UK Pound Sterling        (8,650)      (8,684)     (34)
   02/18/14   (17,449) UK Pound Sterling       (28,551)     (28,681)    (130)
   02/18/14   (25,739) UK Pound Sterling       (42,240)     (42,307)     (67)
   02/18/14   (41,112) UK Pound Sterling       (67,173)     (67,576)    (403)
   02/21/14   (17,907) UK Pound Sterling       (29,683)     (29,433)     250
   02/21/14   (28,154) UK Pound Sterling       (46,677)     (46,276)     401
   02/21/14   (30,711) UK Pound Sterling       (50,574)     (50,479)      95
   02/28/14   (12,476) UK Pound Sterling       (20,669)     (20,506)     163
   02/28/14   (26,531) UK Pound Sterling       (43,973)     (43,607)     366
                                           -----------  -----------  -------
                                           $(1,934,564) $(1,905,528) $29,036
                                           ===========  ===========  =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                     CONTRACT JANUARY 31,  EXCHANGE
     DATE      AMOUNT**      CURRENCY        AMOUNT     2014     GAIN (LOSS)
   ----------  -------- ------------------- -------- ----------- -----------
   02/27/14     77,033  Australian Dollar   $68,174    $67,311     $  (863)
   02/27/14     12,763  Australian Dollar    11,174     11,152         (22)
   02/06/14     89,212  Canadian Dollar      83,594     80,095      (3,499)
   03/03/14     24,201  New Zealand Dollar   20,083     19,532        (551)

                                     1635

      03/03/14    9,179  New Zealand Dollar     7,616     7,408     (208)
      02/06/14  490,337  Norwegian Krone       79,594    78,105   (1,489)
      02/10/14       92  Singapore Dollar          73        72       (1)
      02/10/14   (6,936) Singapore Dollar      (5,530)   (5,432)      98
      02/06/14  148,417  Swedish Krona         22,832    22,654     (178)
      02/06/14  148,417  Swedish Krona         22,831    22,654     (177)
                                             --------  --------  -------
                                             $310,441  $303,551  $(6,890)
                                             ========  ========  =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO*

                                                                   UNREALIZED
                                                        VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                       CONTRACT  JANUARY 31,  EXCHANGE
    DATE      AMOUNT**       CURRENCY         AMOUNT      2014     GAIN (LOSS)
  ----------  --------  ------------------- ---------  ----------- -----------
  02/11/14     113,957  Denmark Krone       $  20,762   $  20,600    $ (162)
  02/11/14      85,652  Denmark Krone          15,551      15,483       (68)
  02/11/14    (228,296) Denmark Krone         (41,761)    (41,268)      493
  02/13/14      85,665  Denmark Krone          15,703      15,486      (217)
  02/13/14      85,087  Denmark Krone          15,464      15,381       (83)
  02/13/14    (255,145) Denmark Krone         (46,643)    (46,122)      521
  02/03/14      21,194  Euro                   29,118      28,583      (535)
  02/03/14      15,479  Euro                   20,936      20,875       (61)
  02/03/14      13,283  Euro                   18,010      17,915       (95)
  02/03/14      12,876  Euro                   17,633      17,366      (267)
  02/03/14      12,561  Euro                   17,088      16,941      (147)
  02/03/14      10,300  Euro                   13,954      13,892       (62)
  02/03/14       6,235  Euro                    8,525       8,409      (116)
  02/03/14       3,911  Euro                    5,326       5,275       (51)
  02/03/14     (95,839) Euro                 (130,345)   (129,258)    1,087
  02/04/14      73,440  Euro                   99,714      99,048      (666)
  02/04/14     (73,440) Euro                  (99,754)    (99,049)      705
  02/10/14     (67,092) Euro                  (92,022)    (90,487)    1,535
  02/18/14     (21,170) Euro                  (28,912)    (28,552)      360
  02/18/14     (34,186) Euro                  (46,463)    (46,106)      357
  02/21/14     (65,456) Euro                  (90,077)    (88,280)    1,797
  02/25/14     (66,227) Euro                  (89,930)    (89,320)      610
  02/28/14      (4,668) Euro                   (6,357)     (6,296)       61
  02/28/14     (79,912) Euro                 (109,427)   (107,778)    1,649
  03/03/14     (85,557) Euro                 (118,264)   (115,391)    2,873
  03/06/14     (73,930) Euro                 (100,379)    (99,711)      668
  02/12/14     (22,568) New Zealand Dollar    (18,735)    (18,238)      497
  02/27/14    (166,899) New Zealand Dollar   (138,541)   (134,739)    3,802
  03/10/14       1,543  Singapore Dollar        1,217       1,208        (9)

                                     1636

   03/10/14   (22,218) Singapore Dollar       (17,480)     (17,402)      78
   03/10/14   (26,911) Singapore Dollar       (21,273)     (21,078)     195
   03/10/14   (28,352) Singapore Dollar       (22,176)     (22,207)     (31)
   03/10/14  (118,903) Singapore Dollar       (95,160)     (93,130)   2,030
   02/07/14    (9,071) UK Pound Sterling      (15,085)     (14,911)     174
   02/07/14   (82,279) UK Pound Sterling     (136,103)    (135,255)     848
   02/12/14   (84,221) UK Pound Sterling     (137,954)    (138,442)    (488)
   02/18/14    (4,272) UK Pound Sterling       (7,031)      (7,022)       9
   02/18/14   (14,411) UK Pound Sterling      (23,881)     (23,687)     194
   02/18/14   (73,145) UK Pound Sterling     (120,452)    (120,231)     221
   02/24/14   (90,388) UK Pound Sterling     (147,704)    (148,567)    (863)
   02/25/14    (9,972) UK Pound Sterling      (16,424)     (16,391)      33
   02/25/14   (75,055) UK Pound Sterling     (123,371)    (123,364)       7
   02/26/14   (50,000) UK Pound Sterling      (83,023)     (82,182)     841
   02/27/14   (55,532) UK Pound Sterling      (92,202)     (91,273)     929
   02/28/14   (50,000) UK Pound Sterling      (82,750)     (82,180)     570
   03/03/14   (41,539) UK Pound Sterling      (68,740)     (68,272)     468
                                          -----------  -----------  -------
                                          $(2,069,418) $(2,049,727) $19,691
                                          ===========  ===========  =======

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO*

                                                                UNREALIZED
                                                     VALUE AT     FOREIGN
    SETTLEMENT  CURRENCY                  CONTRACT  JANUARY 31,  EXCHANGE
      DATE      AMOUNT**    CURRENCY       AMOUNT      2014     GAIN (LOSS)
    ----------  -------- ---------------- --------  ----------- -----------
    02/20/14    (24,723) Canadian Dollar  $(22,651)  $(22,189)     $462
    02/25/14    (55,839) Denmark Krone     (10,161)   (10,095)       66
    02/10/14      1,332  Euro                1,818      1,795       (23)
    02/10/14        825  Euro                1,126      1,112       (14)
    02/10/14         57  Euro                   78         77        (1)
    02/10/14       (301) Euro                 (411)      (406)        5
    02/10/14       (344) Euro                 (468)      (464)        4
    02/10/14       (632) Euro                 (872)      (852)       20
    02/10/14       (645) Euro                 (878)      (870)        8
    02/10/14       (663) Euro                 (906)      (894)       12

                                     1637

    02/10/14        (974) Euro                   (1,328)    (1,314)     14
    02/10/14      (1,071) Euro                   (1,474)    (1,444)     30
    02/10/14      (1,167) Euro                   (1,594)    (1,574)     20
    02/10/14     (81,485) Euro                 (111,479)  (109,900)  1,579
    02/28/14  (3,125,750) Japanese Yen          (30,473)   (30,597)   (124)
    02/21/14      (9,753) New Zealand Dollar     (8,131)    (7,877)    254
    02/20/14     (22,407) Norwegian Krone        (3,668)    (3,567)    101
    03/03/14     (12,767) Singapore Dollar       (9,997)   (10,000)     (3)
    02/21/14         259  Swedish Krona              40         40      --
    02/21/14     (20,126) Swedish Krona          (3,028)    (3,071)    (43)
    02/20/14         984  UK Pound Sterling       1,632      1,618     (14)
    02/20/14     (32,065) UK Pound Sterling     (52,631)   (52,706)    (75)
                                              ---------  ---------  ------
                                              $(255,456) $(253,178) $2,278
                                              =========  =========  ======

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO*

                                                                  UNREALIZED
                                                       VALUE AT     FOREIGN
  SETTLEMENT  CURRENCY                      CONTRACT  JANUARY 31,  EXCHANGE
    DATE      AMOUNT**      CURRENCY         AMOUNT      2014     GAIN (LOSS)
  ----------  -------- ------------------- ---------  ----------- -----------
  03/03/14    (30,207) Euro                $ (41,752)  $ (40,740)   $1,012
  02/24/14    (54,220) New Zealand Dollar    (44,982)    (43,781)    1,201
  02/10/14        105  Singapore Dollar           83          82        (1)
  02/10/14     (9,884) Singapore Dollar       (7,912)     (7,742)      170
  02/12/14    (60,035) UK Pound Sterling     (98,342)    (98,686)     (344)
                                           ---------   ---------    ------
                                           $(192,905)  $(190,867)   $2,038
                                           =========   =========    ======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT  CURRENCY                    CONTRACT  JANUARY 31,  EXCHANGE
     DATE      AMOUNT**     CURRENCY        AMOUNT      2014     GAIN (LOSS)
   ----------  -------- ------------------ --------  ----------- -----------
   02/13/14    (11,023) Euro               $(15,169)  $(14,866)     $303
   02/13/14     (9,669) UK Pound Sterling   (15,922)   (15,894)       28
                                           --------   --------      ----
                                           $(31,091)  $(30,760)     $331
                                           ========   ========      ====


                                     1638

VA GLOBAL BOND PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
   SETTLEMENT CURRENCY                     CONTRACT  JANUARY 31,  EXCHANGE
     DATE     AMOUNT**      CURRENCY        AMOUNT      2014     GAIN (LOSS)
   ---------- -------- ------------------- --------  ----------- -----------
   02/20/14    22,843  Denmark Krone       $  4,194   $  4,130      $ (64)
   02/20/14   (22,843) Denmark Krone         (4,188)    (4,130)        58
   02/25/14     2,184  Euro                   2,954      2,946         (8)
   02/25/14       222  Euro                     301        299         (2)
   02/25/14   (12,407) Euro                 (16,841)   (16,733)       108
   02/19/14    (4,331) New Zealand Dollar    (3,569)    (3,499)        70
   03/10/14        39  Singapore Dollar          30         30         --
   03/10/14    (1,116) Singapore Dollar        (882)      (874)         8
   03/10/14    (2,973) Singapore Dollar      (2,378)    (2,328)        50
   02/24/14      (203) UK Pound Sterling       (335)      (334)         1
   02/24/14   (15,254) UK Pound Sterling    (24,929)   (25,072)      (143)
                                           --------   --------      -----
                                           $(45,643)  $(45,565)     $  78
                                           ========   ========      =====

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sale contract.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

                                     1639

The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change would be reflected in the net asset value of the Portfolio.

The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

                                     1640

At January 31, 2014, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                  APPROXIMATE
                                                       EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                      DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                                  -------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large Company
  Portfolio                       S&P 500 Index         03/21/14     436     $193,649   $1,817        --
Selectively Hedged Global Equity
  Portfolio                       S&P 500 Index Emini   03/21/14      21     $  1,865   $  (19)       --

Securities have been segregated as collateral for open futures contracts.

At January 31, 2014, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED
   DESCRIPTION                       DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
   -----------                    ---------- ---------- -------- -----------
   Brent Crude Oil Futures.......  04/15/14      54     $ 5,690     $ (77)
   CBT Corn Futures..............  05/14/14     301       6,614        59
   CBT Soybean Futures...........  05/14/14      79       5,011        48
   Coffee 'C' Futures............  05/19/14      47       2,242       140
   Copper Futures................  05/28/14      80       6,395       (89)
   Cotton No. 2 Futures..........  05/07/14      33       1,424        18
   Gasoline RBOB Futures.........  04/30/14      29       3,426       (39)
   Gold 100 Oz Futures...........  04/28/14      83      10,290        76
   KCB Wheat Futures.............  05/14/14      34       1,039         2
   LME Nickel Futures............  03/19/14      23       1,926       (13)
   LME Primary Aluminum Futures..  03/19/14      95       4,002      (216)
   LME Zinc Futures..............  03/19/14      40       1,967       (78)
   Lean Hogs Futures.............  04/14/14      49       1,858        67
   Light Sweet Crude Oil Futures.  04/22/14      80       7,664       (11)
   Live Cattle Futures...........  04/30/14      53       2,977        84
   NY Harbor ULSD Futures........  04/30/14      27       3,304       (36)
   Natural Gas Futures...........  04/28/14     197       8,627       (30)
   Silver Futures................  05/28/14      37       3,544       (88)
   Soybean Meal Futures..........  05/14/14      57       2,343        19
   Soybean Oil Futures...........  05/14/14     111       2,526        18
   Sugar #11 Futures.............  04/30/14     196       3,460       167
   Wheat Futures.................  05/14/14      99       2,763        (7)
                                                        -------     -----
                                                        $89,092     $  14
                                                        =======     =====

Securities have been segregated as collateral for open futures contracts.

7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As

                                     1641
of January 31, 2014, the DFA Commodity Strategy Portfolio held $181,169,374 in the Subsidiary, representing 20.15% of DFA Commodity Strategy Portfolio's total assets.

At January 31, 2014, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                  UNREALIZED
                            COMMODITY EXPIRATION      NOTIONAL   APPRECIATION
        COUNTERPARTY        EXPOSURE     DATE          AMOUNT   (DEPRECIATION)
        ------------        --------- ----------     ---------  --------------
  Deutsche Bank AG, London
   Branch..................   Index** 02/28/2014 USD $(204,937)    $(1,776)
  Credit Suisse............   Index** 02/26/2014 USD  (109,696)       (950)
  Citibank, N.A............   Index** 03/27/2014 USD  (226,589)     (1,963)
  UBS AG...................   Index** 04/02/2014 USD  (219,236)     (1,897)
                                                     ---------     -------
                                                     $(760,458)    $(6,586)
                                                     =========     =======

** Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

                                     1642

Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

At January 31, 2014, DFA Short-Duration Real Return Portfolio had the following outstanding interest rate swaps (dollar amounts in thousands):

                                                                  UNREALIZED
                                 PAYMENTS PAYMENTS     NOTIONAL  APPRECIATION
          COUNTERPARTY             MADE   RECEIVED      AMOUNT  (DEPRECIATION)
          ------------           -------- --------     -------- --------------
  Citibank, N.A.................  1.864%    CPI    USD $ 26,000     $(161)
  Citibank, N.A.................  1.958%    CPI    USD   10,000       (24)
  Citibank, N.A.................  1.881%    CPI    USD    7,300       (30)
  Citibank, N.A.................  1.870%    CPI    USD    9,500       (31)
  Credit Suisse.................  1.888%    CPI    USD   14,000       (94)
  Credit Suisse.................  1.920%    CPI    USD    5,000       (41)
  Deutsche Bank AG, London
    Branch......................  1.888%    CPI    USD   14,000       (94)
  Deutsche Bank AG, London
    Branch......................  1.815%    CPI    USD   10,500       (35)
  Deutsche Bank AG, London
    Branch......................  1.925%    CPI    USD   11,000        (6)
  Deutsche Bank AG, London
    Branch......................  1.845%    CPI    USD   12,000       (44)
  Deutsche Bank AG, London
    Branch......................  1.945%    CPI    USD   23,000       (57)
  Deutsche Bank AG, London
    Branch......................  1.905%    CPI    USD   20,300       (34)
                                                       --------     -----
                                                       $162,600     $(651)
                                                       ========     =====

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was:

Enhanced U.S. Large Company Portfolio................... $  196,268,944
U.S. Large Cap Value Portfolio..........................  8,080,357,328
U.S. Targeted Value Portfolio...........................  3,920,448,681
U.S. Small Cap Value Portfolio..........................  8,562,599,139
U.S. Core Equity 1 Portfolio............................  6,578,526,126
U.S. Core Equity 2 Portfolio............................  8,181,524,360
U.S. Vector Equity Portfolio............................  2,419,281,089
U.S. Small Cap Portfolio................................  7,310,832,246
U.S. Micro Cap Portfolio................................  3,880,518,877
DFA Real Estate Securities Portfolio....................  4,270,880,249
Large Cap International Portfolio.......................  2,457,116,374
International Core Equity Portfolio.....................  9,689,437,889
International Small Company Portfolio...................  7,090,827,224
Japanese Small Company Portfolio........................    391,150,249
Asia Pacific Small Company Portfolio....................    351,166,156
United Kingdom Small Company Portfolio..................     24,413,711

                                     1643

Continental Small Company Portfolio.....................    133,847,475
DFA International Real Estate Securities Portfolio......  2,468,148,819
DFA Global Real Estate Securities Portfolio.............  1,973,772,126
DFA International Small Cap Value Portfolio............. 10,212,158,106
International Vector Equity Portfolio...................  1,051,596,903
World ex U.S. Value Portfolio...........................    100,787,358
World ex U.S. Targeted Value Portfolio..................    108,837,727
World ex U.S. Core Equity Portfolio.....................    142,150,110
Selectively Hedged Global Equity Portfolio..............     71,010,277
Emerging Markets Portfolio..............................  2,632,465,548
Emerging Markets Small Cap Portfolio....................  3,737,833,477
Emerging Markets Value Portfolio........................ 19,070,612,101
Emerging Markets Core Equity Portfolio.................. 13,736,464,411
U.S. Large Cap Equity Portfolio.........................    192,042,397
DFA Commodity Strategy Portfolio........................    818,035,903
DFA One-Year Fixed Income Portfolio.....................  8,881,161,177
DFA Two-Year Global Fixed Income Portfolio..............  5,809,020,809
DFA Selectively Hedged Global Fixed Income Portfolio....    931,071,896
DFA Short-Term Government Portfolio.....................  1,818,583,071
DFA Five-Year Global Fixed Income Portfolio.............  8,484,980,498
DFA World ex U.S. Government Fixed Income Portfolio.....    260,834,059
DFA Intermediate Government Fixed Income Portfolio......  3,267,372,898
DFA Short-Term Extended Quality Portfolio...............  3,641,852,801
DFA Intermediate-Term Extended Quality Portfolio........  1,891,119,389
DFA Investment Grade Portfolio..........................  1,832,260,606
DFA Inflation-Protected Securities Portfolio............  2,395,900,931
DFA Short-Term Municipal Bond Portfolio.................  1,882,071,063
DFA Intermediate-Term Municipal Bond Portfolio..........    332,305,222
DFA California Short-Term Municipal Bond Portfolio......    560,585,185
DFA California Intermediate-Term Municipal Bond
  Portfolio.............................................    103,946,958
CSTG&E U.S. Social Core Equity 2 Portfolio..............     92,947,542
CSTG&E International Social Core Equity Portfolio.......    120,125,775
Dimensional Retirement Equity Fund II...................      1,461,243
Dimensional Retirement Fixed Income Fund II.............      1,524,847
Dimensional Retirement Fixed Income Fund III............      2,183,201
U.S. Social Core Equity 2 Portfolio.....................    348,008,319
U.S. Sustainability Core 1 Portfolio....................    245,919,019
International Sustainability Core 1 Portfolio...........    196,440,730
DFA International Value ex Tobacco Portfolio............     71,640,114
International Social Core Equity Portfolio..............    147,616,709
Emerging Markets Social Core Equity Portfolio...........    754,202,656
Tax Managed U.S. Marketwide Value Portfolio.............  1,852,695,654
Tax Managed U.S. Equity Portfolio.......................  1,185,906,460
Tax Managed U.S. Targeted Value Portfolio...............  2,303,037,765
Tax Managed U.S. Small Cap Portfolio....................  1,427,504,316
T.A. U.S. Core Equity 2 Portfolio.......................  3,047,835,590
Tax-Managed DFA International Value Portfolio...........  2,482,812,160
T.A. World ex U.S. Core Equity Portfolio................  1,467,911,242
LWAS/DFA International High Book to Market Portfolio....     60,990,949
VA U.S. Targeted Value Portfolio........................    137,123,491
VA U.S. Large Value Portfolio...........................    162,918,024
VA International Value Portfolio........................    141,653,297
VA International Small Portfolio........................    122,848,957
VA Short-Term Fixed Portfolio...........................    156,430,646
VA Global Bond Portfolio................................    187,188,575
DFA VA Global Moderate Allocation Portfolio.............     43,251,177
U.S. Large Cap Growth Portfolio.........................    270,850,152
U.S. Small Cap Growth Portfolio.........................    182,520,581

                                     1644

International Large Cap Growth Portfolio................  57,344,166
International Small Cap Growth Portfolio................  52,748,783
DFA Short-Duration Real Return Portfolio................ 174,202,566

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The

                                     1645

Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1646

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                       --------- --------------
 COMMON STOCKS -- (96.4%)
 Consumer Discretionary -- (12.4%)
     Best Buy Co., Inc................................    18,980 $      446,789
 #   Carnival Corp.................................... 2,381,323     93,324,048
     CBS Corp. Class A................................     7,236        424,536
     Comcast Corp. Class A............................ 9,873,756    537,626,014
     Comcast Corp. Special Class A.................... 3,813,064    199,613,900
     Dillard's, Inc. Class A..........................   112,692      9,838,012
 #   DR Horton, Inc...................................   379,593      8,912,844
 #   GameStop Corp. Class A...........................   598,147     20,977,015
 *   General Motors Co................................ 3,716,863    134,104,417
     Graham Holdings Co. Class B......................    32,261     20,197,322
 #*  Hyatt Hotels Corp. Class A.......................    26,622      1,272,265
 #   Kohl's Corp......................................   582,719     29,503,063
     Lear Corp........................................    57,952      4,191,668
 #   Lennar Corp. Class A.............................   203,031      8,153,725
     Lennar Corp. Class B.............................     4,312        141,175
 *   Liberty Interactive Corp. Class A................ 2,560,957     68,403,161
 *   Liberty Media Corp. Class A......................   156,789     20,631,865
 *   Liberty Ventures Series A........................   122,067     14,159,772
 *   MGM Resorts International........................ 2,389,018     58,196,479
 *   Mohawk Industries, Inc...........................   286,453     40,727,888
 *   News Corp. Class A...............................   290,667      4,639,045
 #*  News Corp. Class B...............................    31,823        496,757
     PVH Corp.........................................    66,339      8,018,395
     Royal Caribbean Cruises, Ltd..................... 1,051,952     52,176,819
 #*  Sears Holdings Corp..............................   530,007     19,276,355
     Service Corp. International/US...................   219,283      3,881,309
 #   Staples, Inc..................................... 1,585,772     20,868,760
     Time Warner Cable, Inc........................... 1,876,119    250,030,379
     Time Warner, Inc................................. 5,052,904    317,473,958
 *   Toll Brothers, Inc...............................   329,804     12,120,297
                                                                 --------------
 Total Consumer Discretionary.........................            1,959,828,032
                                                                 --------------
 Consumer Staples -- (7.2%)
     Archer-Daniels-Midland Co........................ 3,189,248    125,911,511
     Beam, Inc........................................    61,513      5,124,033
     Bunge, Ltd.......................................   553,069     41,900,507
 *   Constellation Brands, Inc. Class A...............   462,850     35,486,709
     CVS Caremark Corp................................ 6,986,047    473,095,103
     JM Smucker Co. (The).............................   538,740     51,929,149
     Molson Coors Brewing Co. Class B.................   763,563     40,193,956
     Mondelez International, Inc. Class A............. 9,192,261    301,046,548
     Safeway, Inc.....................................   196,076      6,125,414
 #   Tyson Foods, Inc. Class A........................ 1,426,374     53,346,388
                                                                 --------------
 Total Consumer Staples...............................            1,134,159,318
                                                                 --------------
 Energy -- (20.2%)
     Anadarko Petroleum Corp.......................... 2,644,697    213,400,601
     Apache Corp...................................... 1,895,772    152,154,661
 *   Atwood Oceanics, Inc.............................     4,143        196,378
     Baker Hughes, Inc................................ 1,938,026    109,769,793
 #   Chesapeake Energy Corp........................... 3,250,749     87,477,656

                                     1647

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Chevron Corp.....................................  4,777,474 $  533,309,423
    Cimarex Energy Co................................     44,015      4,312,590
    ConocoPhillips...................................  6,993,622    454,235,749
#*  Denbury Resources, Inc...........................  1,413,859     22,720,714
    Devon Energy Corp................................  1,721,246    101,932,188
    Exxon Mobil Corp.................................    875,163     80,655,022
#   Helmerich & Payne, Inc...........................    515,834     45,414,025
    Hess Corp........................................  1,628,606    122,943,467
#   HollyFrontier Corp...............................    308,950     14,304,385
    Marathon Oil Corp................................  3,640,872    119,384,193
    Marathon Petroleum Corp..........................  1,752,484    152,553,732
#   Murphy Oil Corp..................................    728,510     41,240,951
    Nabors Industries, Ltd...........................  1,355,841     23,157,764
    National Oilwell Varco, Inc......................  2,077,248    155,814,372
#*  Newfield Exploration Co..........................     17,702        438,479
    Noble Corp. P.L.C................................    721,779     22,396,802
    Occidental Petroleum Corp........................  1,717,664    150,415,836
    Patterson-UTI Energy, Inc........................    732,485     18,817,540
#   Peabody Energy Corp..............................    307,711      5,246,473
    Phillips 66......................................  2,926,797    213,919,593
    Pioneer Natural Resources Co.....................    103,767     17,569,828
    QEP Resources, Inc...............................    458,418     14,160,532
*   Rowan Cos. P.L.C. Class A........................    580,491     18,210,003
    Superior Energy Services, Inc....................     56,288      1,330,648
#   Tesoro Corp......................................    605,336     31,186,911
    Tidewater, Inc...................................    212,162     11,000,600
#   Transocean, Ltd..................................  1,340,027     57,996,369
    Valero Energy Corp...............................  2,806,975    143,436,422
*   Weatherford International, Ltd...................  2,050,273     27,760,696
*   Whiting Petroleum Corp...........................    192,852     11,258,700
#*  WPX Energy, Inc..................................     50,407        960,253
                                                                 --------------
Total Energy.........................................             3,181,083,349
                                                                 --------------
Financials -- (23.6%)
*   Alleghany Corp...................................      1,128        419,988
    Allied World Assurance Co. Holdings AG...........    185,434     19,084,867
#*  American Capital, Ltd............................    802,500     12,527,025
    American Financial Group, Inc....................    487,279     26,761,363
    American International Group, Inc................  8,251,823    395,757,431
    American National Insurance Co...................     70,315      7,312,760
#   Assurant, Inc....................................    386,198     25,238,039
    Assured Guaranty, Ltd............................     76,092      1,609,346
    Axis Capital Holdings, Ltd.......................    578,662     26,051,363
    Bank of America Corp............................. 33,701,355    564,497,696
    Bank of New York Mellon Corp. (The)..............  3,895,992    124,515,904
    Capital One Financial Corp.......................  2,096,624    148,042,621
    Citigroup, Inc................................... 10,849,341    514,584,244
    CME Group, Inc...................................  1,618,207    120,977,155
    CNA Financial Corp...............................    498,971     19,599,581
*   E*TRADE Financial Corp...........................     85,792      1,717,556
    Everest Re Group, Ltd............................    157,323     22,774,077
    First Niagara Financial Group, Inc...............    116,209      1,004,046
*   Genworth Financial, Inc. Class A.................  2,374,310     35,021,073

                                     1648

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
 Financials -- (Continued)
     Goldman Sachs Group, Inc. (The)..................   242,612 $   39,817,481
     Hartford Financial Services Group, Inc........... 2,198,817     73,110,665
     Hudson City Bancorp, Inc.........................    71,664        647,843
     JPMorgan Chase & Co.............................. 5,857,562    324,274,632
     KeyCorp..........................................    74,798        954,422
 #   Legg Mason, Inc..................................   641,854     27,182,517
     Leucadia National Corp...........................   133,480      3,648,008
     Lincoln National Corp............................ 1,407,216     67,588,584
     Loews Corp....................................... 2,035,540     90,764,729
     MetLife, Inc..................................... 4,901,364    240,411,904
     Morgan Stanley................................... 7,994,954    235,931,093
     NASDAQ OMX Group, Inc. (The).....................   801,702     30,584,931
     Old Republic International Corp..................   632,434      9,878,619
     PartnerRe, Ltd...................................   193,939     19,038,992
 #   People's United Financial, Inc...................   138,880      1,973,485
     PNC Financial Services Group, Inc. (The).........   146,166     11,675,740
     Principal Financial Group, Inc...................    21,520        937,626
     Protective Life Corp.............................     7,158        350,814
     Prudential Financial, Inc........................ 1,944,464    164,093,317
     Regions Financial Corp........................... 5,807,266     59,059,895
     Reinsurance Group of America, Inc................   357,106     26,665,105
     SunTrust Banks, Inc.............................. 2,600,602     96,274,286
     Unum Group....................................... 1,374,339     44,253,716
     Validus Holdings, Ltd............................   167,263      6,008,087
     Wells Fargo & Co.................................   502,796     22,796,771
     XL Group P.L.C................................... 1,434,888     41,238,681
 #   Zions BanCorp....................................   754,482     21,691,358
                                                                 --------------
 Total Financials.....................................            3,728,349,436
                                                                 --------------
 Health Care -- (8.3%)
     Aetna, Inc....................................... 2,009,110    137,282,486
 *   Bio-Rad Laboratories, Inc. Class A...............     1,222        155,341
 *   Boston Scientific Corp........................... 6,629,529     89,697,527
 *   CareFusion Corp..................................   907,569     37,001,588
 *   Community Health Systems, Inc....................    12,853        532,243
 *   Express Scripts Holding Co....................... 3,072,578    229,490,851
 *   Forest Laboratories, Inc.........................   383,681     25,438,050
 #*  Hologic, Inc..................................... 1,211,606     25,879,904
     Humana, Inc......................................   707,042     68,795,187
     Omnicare, Inc....................................   556,064     34,731,758
     Pfizer, Inc...................................... 8,797,068    267,430,867
     Teleflex, Inc....................................    91,713      8,588,005
     Thermo Fisher Scientific, Inc.................... 1,947,634    224,250,579
     UnitedHealth Group, Inc..........................   188,064     13,593,266
     WellPoint, Inc................................... 1,818,071    156,354,106
                                                                 --------------
 Total Health Care....................................            1,319,221,758
                                                                 --------------
 Industrials -- (10.6%)
 #   ADT Corp. (The)..................................   686,732     20,629,429
     AGCO Corp........................................   279,803     14,921,894
 *   Avis Budget Group, Inc...........................    40,352      1,521,674
 #*  CNH Industrial NV................................    25,391        267,621

                                     1649

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
 Industrials -- (Continued)
     CSX Corp......................................... 5,604,703 $  150,822,558
     Eaton Corp. P.L.C................................ 2,274,522    166,244,813
 *   Engility Holdings, Inc...........................    41,094      1,574,311
     FedEx Corp.......................................   759,707    101,284,137
     General Electric Co.............................. 8,158,741    205,029,161
 *   Genesee & Wyoming, Inc. Class A..................     9,796        884,971
 *   Hertz Global Holdings, Inc....................... 1,017,021     26,462,886
 *   Jacobs Engineering Group, Inc....................   175,921     10,680,164
 #   Joy Global, Inc..................................     1,805         95,286
     KBR, Inc.........................................    76,803      2,403,934
 #   Kennametal, Inc..................................    20,362        882,489
     L-3 Communications Holdings, Inc.................   407,736     45,287,238
     Manpowergroup, Inc...............................    17,135      1,334,817
     Norfolk Southern Corp............................ 1,681,939    155,730,732
     Northrop Grumman Corp............................ 1,364,645    157,684,730
     Oshkosh Corp.....................................    23,615      1,278,516
 *   Owens Corning....................................   579,048     22,090,681
     Pentair, Ltd.....................................   496,227     36,884,553
 *   Quanta Services, Inc.............................   554,686     17,289,563
     Regal-Beloit Corp................................     6,550        485,290
     Republic Services, Inc........................... 1,137,501     36,434,157
     Ryder System, Inc................................    10,373        738,454
     Southwest Airlines Co............................ 3,905,821     81,826,950
     SPX Corp.........................................    22,870      2,277,166
     Stanley Black & Decker, Inc......................   596,088     46,137,211
     Trinity Industries, Inc..........................    53,080      3,090,848
     Triumph Group, Inc...............................    82,311      5,631,719
     Union Pacific Corp............................... 1,891,022    329,491,673
 #*  United Rentals, Inc..............................    73,167      5,922,137
     URS Corp.........................................   378,541     19,002,758
 #*  WESCO International, Inc.........................    13,913      1,154,222
                                                                 --------------
 Total Industrials....................................            1,673,478,743
                                                                 --------------
 Information Technology -- (6.3%)
     Activision Blizzard, Inc......................... 2,620,144     44,883,067
     Amdocs, Ltd......................................    17,878        773,402
 *   Arrow Electronics, Inc...........................   568,882     29,229,157
     Avnet, Inc.......................................   711,362     29,215,637
 *   Brocade Communications Systems, Inc..............    35,425        330,870
     Cisco Systems, Inc...............................   750,863     16,451,408
     Computer Sciences Corp...........................    13,000        785,330
     Corning, Inc..................................... 5,762,032     99,164,571
     Fidelity National Information Services, Inc...... 1,308,765     66,354,385
 #*  First Solar, Inc.................................   154,302      7,804,595
     Hewlett-Packard Co............................... 9,619,949    278,978,521
 *   Ingram Micro, Inc. Class A.......................   725,997     18,164,445
     Intel Corp....................................... 1,469,856     36,070,266
     Jabil Circuit, Inc...............................    21,310        382,941
 *   Juniper Networks, Inc............................   922,663     24,552,062
 *   Lam Research Corp................................   325,184     16,457,562
 #   Leidos Holdings, Inc.............................    43,538      1,974,013
     Marvell Technology Group, Ltd....................   398,733      5,953,084
 *   Micron Technology, Inc........................... 3,654,213     84,193,068

                                     1650

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                       ---------- ------------
 Information Technology -- (Continued)
 #   NVIDIA Corp......................................    629,521 $  9,883,480
     Western Digital Corp.............................    564,843   48,672,521
     Xerox Corp.......................................  5,691,007   61,747,426
 *   Yahoo!, Inc......................................  3,234,433  116,504,277
                                                                  ------------
 Total Information Technology.........................             998,526,088
                                                                  ------------
 Materials -- (3.4%)
 #   Alcoa, Inc.......................................  5,353,379   61,617,392
     Allegheny Technologies, Inc......................     22,063      693,661
     Ashland, Inc.....................................    376,837   34,974,242
 #   Cliffs Natural Resources, Inc....................     52,611    1,016,444
     Freeport-McMoRan Copper & Gold, Inc..............  4,647,012  150,609,659
     International Paper Co...........................  2,043,676   97,565,092
     MeadWestvaco Corp................................    841,379   30,348,541
     Mosaic Co. (The).................................    407,332   18,191,447
     Newmont Mining Corp..............................    381,443    8,239,169
     Nucor Corp.......................................    710,746   34,364,569
     Reliance Steel & Aluminum Co.....................    359,269   25,130,867
     Rock Tenn Co. Class A............................    104,397   10,594,208
     Sealed Air Corp..................................    244,806    7,635,499
     Steel Dynamics, Inc..............................    893,527   14,743,195
 #   United States Steel Corp.........................     89,096    2,326,297
 #   Vulcan Materials Co..............................    576,239   35,571,233
                                                                  ------------
 Total Materials......................................             533,621,515
                                                                  ------------
 Real Estate Investment Trusts -- (0.1%)
 #   Gaming and Leisure Properties, Inc...............    271,268    9,413,000
                                                                  ------------
 Telecommunication Services -- (4.0%)
     AT&T, Inc........................................ 14,636,343  487,682,949
 #   CenturyLink, Inc.................................  2,353,137   67,911,534
 #   Frontier Communications Corp.....................  1,883,329    8,851,646
 #*  Sprint Corp......................................  2,491,629   20,605,772
 #   T-Mobile US, Inc.................................    726,568   22,211,184
     Telephone & Data Systems, Inc....................    216,662    5,854,207
 #   United States Cellular Corp......................    261,250   11,570,762
 #   Windstream Holdings, Inc.........................    216,757    1,621,342
                                                                  ------------
 Total Telecommunication Services.....................             626,309,396
                                                                  ------------
 Utilities -- (0.3%)
     NRG Energy, Inc..................................  1,581,268   44,038,314

                                     1651

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                     ---------- ---------------
Utilities -- (Continued)
   UGI Corp.........................................     61,277 $     2,658,809
                                                                ---------------
Total Utilities.....................................                 46,697,123
                                                                ---------------
TOTAL COMMON STOCKS.................................             15,210,687,758
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
   State Street Institutional Liquid Reserves,
     0.060%......................................... 61,027,097      61,027,097
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                     ----------
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund                  43,158,816     499,347,500
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%).......................
  (Cost $10,358,583,912)^^..........................            $15,771,062,355
                                                                ===============

                                     1652

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                  --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary........ $ 1,959,828,032           --   --    $ 1,959,828,032
   Consumer Staples..............   1,134,159,318           --   --      1,134,159,318
   Energy........................   3,181,083,349           --   --      3,181,083,349
   Financials....................   3,728,349,436           --   --      3,728,349,436
   Health Care...................   1,319,221,758           --   --      1,319,221,758
   Industrials...................   1,673,478,743           --   --      1,673,478,743
   Information Technology........     998,526,088           --   --        998,526,088
   Materials.....................     533,621,515           --   --        533,621,515
   Real Estate Investment Trusts.       9,413,000           --   --          9,413,000
   Telecommunication Services....     626,309,396           --   --        626,309,396
   Utilities.....................      46,697,123           --   --         46,697,123
Temporary Cash Investments.......      61,027,097           --   --         61,027,097
Securities Lending Collateral....              -- $499,347,500   --        499,347,500
                                  --------------- ------------   --    ---------------
TOTAL............................ $15,271,714,855 $499,347,500   --    $15,771,062,355
                                  =============== ============   ==    ===============

                                     1653

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- ------------
  COMMON STOCKS -- (93.7%)
  AUSTRALIA -- (4.5%)
  *   Alumina, Ltd..................................... 4,595,906 $  5,097,177
  *   Alumina, Ltd. Sponsored ADR......................   172,484      753,755
      Asciano, Ltd..................................... 3,368,255   16,530,950
      Bank of Queensland, Ltd..........................   683,233    6,813,556
  #   Bendigo and Adelaide Bank, Ltd...................   989,346   10,040,322
  *   BlueScope Steel, Ltd.............................   855,334    4,040,618
  #   Boral, Ltd....................................... 1,960,080    8,140,680
      Caltex Australia, Ltd............................    18,966      321,139
      Downer EDI, Ltd..................................   337,397    1,453,518
      Echo Entertainment Group, Ltd.................... 1,832,302    3,786,358
      GrainCorp, Ltd. Class A..........................   367,914    2,444,501
  #   Harvey Norman Holdings, Ltd...................... 1,068,950    2,800,074
      Incitec Pivot, Ltd............................... 4,514,071   11,275,963
  #   Leighton Holdings, Ltd...........................    88,621    1,273,673
      Lend Lease Group.................................   869,454    8,009,142
      Macquarie Group, Ltd.............................   712,976   33,634,117
  #   Metcash, Ltd.....................................   397,225    1,048,233
      National Australia Bank, Ltd.....................   178,885    5,200,472
  #   New Hope Corp., Ltd..............................    69,375      212,385
      Newcrest Mining, Ltd............................. 1,061,347    8,754,200
      Origin Energy, Ltd............................... 2,782,880   34,008,778
      OZ Minerals, Ltd.................................     1,790        5,490
      Primary Health Care, Ltd.........................   701,130    3,045,624
  #*  Qantas Airways, Ltd.............................. 3,249,999    3,112,025
      QBE Insurance Group, Ltd.........................   512,165    5,145,108
  #   Rio Tinto, Ltd...................................   120,548    6,849,790
      Santos, Ltd...................................... 3,631,487   42,429,553
  #   Seven Group Holdings, Ltd........................   361,999    2,458,769
      Seven West Media, Ltd............................    46,084       88,250
  #*  Sims Metal Management, Ltd.......................   209,772    1,904,455
  *   Sims Metal Management, Ltd. Sponsored ADR........   124,013    1,118,597
      Suncorp Group, Ltd............................... 3,736,013   39,714,994
      Sydney Airport...................................   735,198    2,535,582
      Tabcorp Holdings, Ltd............................ 1,985,875    5,999,497
      Tatts Group, Ltd................................. 3,806,611    9,950,851
  #   Toll Holdings, Ltd............................... 2,048,602   10,004,706
      Treasury Wine Estates, Ltd....................... 1,372,955    4,391,736
      Washington H Soul Pattinson & Co., Ltd...........    87,756    1,160,223
      Wesfarmers, Ltd.................................. 2,721,452   99,854,686
      Woodside Petroleum, Ltd..........................   345,731   11,307,054
      WorleyParsons, Ltd...............................    38,859      559,710
                                                                  ------------
  TOTAL AUSTRALIA......................................            417,276,311
                                                                  ------------
  AUSTRIA -- (0.2%)
      Erste Group Bank AG..............................   372,952   13,531,698
      OMV AG...........................................    28,060    1,214,098
      Raiffeisen Bank International AG.................    57,158    2,191,673
                                                                  ------------
  TOTAL AUSTRIA........................................             16,937,469
                                                                  ------------
  BELGIUM -- (1.2%)
      Ageas............................................   508,017   21,799,865

                                     1654

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  BELGIUM -- (Continued)
      Belgacom SA......................................    93,033 $  2,655,746
      D'ieteren SA.....................................     1,857       88,983
  #   Delhaize Group SA................................   235,124   15,101,633
      Delhaize Group SA Sponsored ADR..................    52,900    3,384,542
      KBC Groep NV.....................................   421,681   24,870,823
      Solvay SA........................................   180,191   25,158,595
  #   UCB SA...........................................   292,847   20,707,124
                                                                  ------------
  TOTAL BELGIUM........................................            113,767,311
                                                                  ------------
  CANADA -- (8.5%)
      Bank of Montreal.................................    28,824    1,760,570
      Barrick Gold Corp................................ 1,587,831   30,613,382
  #   Bell Aliant, Inc.................................    62,911    1,451,119
  #*  BlackBerry, Ltd.(09228F103)......................   477,288    4,510,372
  #*  BlackBerry, Ltd.(BCBHZ31)........................   435,600    4,126,222
  #   Bonavista Energy Corp............................    21,712      286,179
      Cameco Corp.(13321L108)..........................   112,600    2,389,372
  #   Cameco Corp.(2166160)............................   506,586   10,766,232
      Canadian Natural Resources, Ltd.(136385101)......   600,503   19,666,473
  #   Canadian Natural Resources, Ltd.(2171573)........ 1,849,320   60,639,431
  #   Canadian Tire Corp., Ltd. Class A................   221,271   18,887,752
  #   Crescent Point Energy Corp.......................   310,489   10,738,529
  #   Eldorado Gold Corp.(2307873).....................   175,726    1,117,073
      Eldorado Gold Corp.(284902103)...................   109,318      691,983
      Empire Co., Ltd..................................    65,500    4,180,826
  #   Enerplus Corp....................................   401,965    7,275,972
      Ensign Energy Services, Inc......................   452,198    6,678,929
      Fairfax Financial Holdings, Ltd..................    54,622   21,019,968
  #   First Quantum Minerals, Ltd......................   830,011   14,852,629
  #   Genworth MI Canada, Inc..........................    84,524    2,527,941
  #   George Weston, Ltd...............................    34,410    2,396,573
      Goldcorp, Inc.(380956409)........................    23,874      594,224
      Goldcorp, Inc.(2676302).......................... 1,686,234   42,074,472
  #   Husky Energy, Inc................................   839,318   24,936,505
      IAMGOLD Corp.(450913108).........................   573,940    2,094,881
      IAMGOLD Corp.(2446646)...........................   231,424      849,853
      Industrial Alliance Insurance & Financial
        Services, Inc..................................   168,485    6,706,119
      Kinross Gold Corp................................ 3,045,457   13,972,871
  #   Loblaw Cos., Ltd.................................   221,495    8,555,524
  #*  Lundin Mining Corp...............................   737,610    3,225,285
      Magna International, Inc.........................   583,936   49,598,515
      Manulife Financial Corp.......................... 4,133,200   76,262,411
  #*  MEG Energy Corp..................................    52,780    1,462,912
  *   New Gold, Inc....................................    25,030      143,606
  #*  Osisko Mining Corp...............................     6,000       35,986
  #   Pacific Rubiales Energy Corp.....................   388,126    5,899,864
  #   Pan American Silver Corp.(697900108).............   118,576    1,494,058
      Pan American Silver Corp.(2669272)...............   131,923    1,660,660
  #   Pengrowth Energy Corp............................   699,668    4,523,106
  #   Penn West Petroleum, Ltd......................... 1,034,275    7,735,588
  #   Precision Drilling Corp..........................   706,616    6,325,442
  #   Sun Life Financial, Inc.......................... 1,292,577   42,627,478
      Suncor Energy, Inc............................... 3,750,370  123,210,809

                                     1655

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THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  CANADA -- (Continued)
      Talisman Energy, Inc............................. 2,444,889 $ 26,320,286
      Teck Resources, Ltd. Class A.....................     4,115      104,043
  #   Teck Resources, Ltd. Class B..................... 1,483,730   35,702,773
  #   Thomson Reuters Corp............................. 1,464,798   52,844,520
  #   TransAlta Corp...................................   603,481    7,943,463
  #   Trican Well Service, Ltd.........................     6,065       69,431
  *   Turquoise Hill Resources, Ltd.(900435108)........   127,382      447,111
  #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)..........   273,116      956,366
      West Fraser Timber Co., Ltd......................    50,666    2,601,651
      Westjet Airlines, Ltd............................     1,000       22,653
      Yamana Gold, Inc................................. 1,425,140   13,346,092
                                                                  ------------
  TOTAL CANADA.........................................            790,926,085
                                                                  ------------
  DENMARK -- (1.6%)
      AP Moeller - Maersk A.S. Class A.................       900    9,633,847
      AP Moeller - Maersk A.S. Class B.................     3,855   43,074,725
      Carlsberg A.S. Class B...........................   334,440   32,655,021
  *   Danske Bank A.S.................................. 1,629,867   36,863,235
  #   FLSmidth & Co. A.S...............................    23,118    1,234,159
      H Lundbeck A.S...................................   135,698    3,364,977
      Rockwool International A.S. Class B..............     1,188      215,394
      TDC A.S.......................................... 1,314,132   12,363,270
  *   Vestas Wind Systems A.S..........................   169,081    5,596,007
                                                                  ------------
  TOTAL DENMARK........................................            145,000,635
                                                                  ------------
  FINLAND -- (0.9%)
      Fortum Oyj.......................................   437,633    9,404,906
      Kesko Oyj Class A................................       662       24,513
  #   Kesko Oyj Class B................................   138,917    5,119,508
  #   Neste Oil Oyj....................................   110,779    1,977,447
  *   Nokia Oyj........................................ 4,254,629   29,445,501
      Stora Enso Oyj Class R........................... 1,455,180   13,581,589
      Stora Enso Oyj Sponsored ADR.....................    91,500      849,120
      UPM-Kymmene Oyj.................................. 1,403,467   21,496,383
      UPM-Kymmene Oyj Sponsored ADR....................    69,300    1,056,825
                                                                  ------------
  TOTAL FINLAND........................................             82,955,792
                                                                  ------------
  FRANCE -- (9.7%)
      AXA SA........................................... 4,004,754  105,048,486
      AXA SA Sponsored ADR.............................   140,900    3,707,079
      BNP Paribas SA................................... 1,975,744  152,537,490
  *   Bollore SA(BDGTH22)..............................        99       51,139
      Bollore SA(4572709)..............................    22,197   11,964,643
      Bouygues SA......................................   311,487   11,905,631
      Cap Gemini SA....................................   318,818   21,687,259
      Casino Guichard Perrachon SA.....................   142,758   14,714,055
  *   CGG SA...........................................   304,853    4,528,412
  #*  CGG SA Sponsored ADR.............................   141,089    2,086,706
      Cie de St-Gobain................................. 1,078,023   56,534,226
      Cie Generale des Etablissements Michelin.........   197,851   20,812,006
      CNP Assurances...................................   345,489    6,759,741
  *   Credit Agricole SA............................... 2,838,495   38,087,522

                                     1656

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  FRANCE -- (Continued)
      Eiffage SA.......................................    31,691 $  1,839,904
      Electricite de France SA.........................   498,285   16,915,038
      Eramet...........................................     1,190      113,437
      GDF Suez......................................... 3,247,971   71,693,986
      Groupe Eurotunnel SA.............................   643,407    7,093,781
      Lafarge SA.......................................   505,082   36,203,130
      Lagardere SCA....................................   221,491    7,818,604
      Natixis.......................................... 2,034,211   11,932,964
      Orange........................................... 3,875,091   47,970,643
  #*  Peugeot SA.......................................   124,117    1,904,638
      Renault SA.......................................   555,941   48,294,038
      Rexel SA.........................................   267,968    6,881,462
      SCOR SE..........................................    72,412    2,345,892
      Societe Generale SA.............................. 1,296,228   73,236,642
      STMicroelectronics NV............................ 1,542,301   12,659,380
      Vallourec SA.....................................   119,253    5,953,784
      Vivendi SA....................................... 3,686,124   98,950,665
                                                                  ------------
  TOTAL FRANCE.........................................            902,232,383
                                                                  ------------
  GERMANY -- (7.7%)
      Allianz SE.......................................   518,031   86,117,653
      Allianz SE ADR................................... 2,811,910   46,846,420
      Bayerische Motoren Werke AG......................   677,224   73,514,935
      Celesio AG.......................................   108,168    3,563,234
  *   Commerzbank AG................................... 1,293,711   21,899,812
      Daimler AG....................................... 2,088,586  174,450,822
  #   Deutsche Bank AG(5750355)........................ 1,058,443   50,947,556
  #   Deutsche Bank AG(D18190898)......................   464,576   22,383,272
  *   Deutsche Lufthansa AG............................   464,311   11,029,273
      Deutsche Telekom AG..............................   578,660    9,356,430
  #   Deutsche Telekom AG Sponsored ADR................ 1,448,196   23,417,329
      E.ON SE.......................................... 3,638,090   65,848,107
      Fraport AG Frankfurt Airport Services Worldwide..    37,336    2,755,085
      HeidelbergCement AG..............................   243,824   18,096,446
      Hochtief AG......................................     8,149      648,668
      Metro AG.........................................    30,139    1,239,103
      Muenchener Rueckversicherungs AG.................   297,828   61,376,490
      RWE AG...........................................   839,598   30,979,853
      Volkswagen AG....................................    62,518   15,139,111
      Wacker Chemie AG.................................     1,454      172,425
                                                                  ------------
  TOTAL GERMANY........................................            719,782,024
                                                                  ------------
  GREECE -- (0.0%)
      Hellenic Petroleum SA............................   160,447    1,556,286
  *   National Bank of Greece SA.......................    65,787      291,250
                                                                  ------------
  TOTAL GREECE.........................................              1,847,536
                                                                  ------------
  HONG KONG -- (2.0%)
      Cathay Pacific Airways, Ltd...................... 2,177,000    4,529,017
      Cheung Kong Holdings, Ltd........................   750,000   11,154,367
  *   FIH Mobile, Ltd.................................. 1,931,000      959,224
      Great Eagle Holdings, Ltd........................   794,324    2,600,505

                                     1657

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 HONG KONG -- (Continued)
     Hang Lung Group, Ltd.............................    150,000 $    683,210
     Henderson Land Development Co., Ltd..............  3,725,616   20,137,093
     Hongkong & Shanghai Hotels (The).................  1,903,131    2,603,455
     Hopewell Holdings, Ltd...........................  1,244,169    4,294,826
     Hutchison Whampoa, Ltd...........................  5,076,000   62,893,424
 *   Kerry Logistics Network, Ltd.....................    325,000      548,378
     Kerry Properties, Ltd............................    656,500    2,105,585
     MTR Corp., Ltd...................................     45,000      159,152
     New World Development Co., Ltd...................  9,923,719   12,410,343
     NWS Holdings, Ltd................................    109,395      158,351
     Orient Overseas International, Ltd...............    488,000    2,032,613
     Shangri-La Asia, Ltd.............................    448,000      739,782
     Sino Land Co., Ltd...............................  1,580,000    2,101,234
     Sun Hung Kai Properties, Ltd.....................    861,000   10,515,147
     Swire Pacific, Ltd. Class A......................    362,000    3,905,298
     Swire Pacific, Ltd. Class B......................     42,500       88,418
     Wharf Holdings, Ltd..............................  3,550,990   24,173,078
     Wheelock & Co., Ltd..............................  3,493,000   14,166,847
                                                                  ------------
 TOTAL HONG KONG......................................             182,959,347
                                                                  ------------
 IRELAND -- (0.2%)
 *   Bank of Ireland..................................  2,856,177    1,130,641
     CRH P.L.C........................................    295,666    7,600,508
     CRH P.L.C. Sponsored ADR.........................    215,216    5,574,094
                                                                  ------------
 TOTAL IRELAND........................................              14,305,243
                                                                  ------------
 ISRAEL -- (0.3%)
     Bank Hapoalim BM.................................  3,116,186   16,181,511
 *   Bank Leumi Le-Israel BM..........................  3,136,337   11,913,792
 *   Israel Discount Bank, Ltd. Class A...............    427,704      733,476
     Mizrahi Tefahot Bank, Ltd........................     68,944      839,660
                                                                  ------------
 TOTAL ISRAEL.........................................              29,668,439
                                                                  ------------
 ITALY -- (1.4%)
 #*  Banca Monte dei Paschi di Siena SpA.............. 12,934,984    2,931,840
 #*  Banco Popolare...................................  2,933,385    5,022,814
 #*  Finmeccanica SpA.................................    995,867    8,726,386
     Intesa Sanpaolo SpA.............................. 10,630,153   28,649,951
     Telecom Italia SpA...............................  5,476,933    6,082,188
 #   Telecom Italia SpA Sponsored ADR.................  1,874,500   20,750,715
     UniCredit SpA....................................  6,290,570   47,085,615
     Unione di Banche Italiane SCPA...................  1,854,721   13,490,458
                                                                  ------------
 TOTAL ITALY..........................................             132,739,967
                                                                  ------------
 JAPAN -- (19.0%)
     77 Bank, Ltd. (The)..............................    737,372    3,371,096
     Aeon Co., Ltd....................................  1,886,800   23,526,574
     Aisin Seiki Co., Ltd.............................    201,500    7,419,320
     Alfresa Holdings Corp............................     89,400    5,079,619
     Amada Co., Ltd...................................    821,000    6,642,557
     Aoyama Trading Co., Ltd..........................     20,400      523,395
 #   Asahi Glass Co., Ltd.............................  3,063,000   17,327,590

                                     1658

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Asahi Kasei Corp................................. 2,847,000 $21,543,189
      Asatsu-DK, Inc...................................    32,500     751,394
      Autobacs Seven Co., Ltd..........................   214,800   3,467,929
      Awa Bank, Ltd. (The).............................    65,600     317,388
      Azbil Corp.......................................    23,600     558,100
      Bank of Kyoto, Ltd. (The)........................   709,400   5,650,768
      Bank of Yokohama, Ltd. (The)..................... 1,939,000   9,746,720
      Brother Industries, Ltd..........................   194,500   2,445,628
      Canon Marketing Japan, Inc.......................   124,900   1,598,385
      Chiba Bank, Ltd. (The)........................... 1,189,000   7,524,139
      Chugoku Bank, Ltd. (The).........................   391,800   4,822,800
      Citizen Holdings Co., Ltd........................   601,600   4,684,917
  #   Coca-Cola West Co., Ltd..........................   121,107   2,373,173
      COMSYS Holdings Corp.............................   207,400   3,008,151
  *   Cosmo Oil Co., Ltd............................... 1,287,364   2,400,787
      Dai Nippon Printing Co., Ltd..................... 1,815,000  17,915,937
      Dai-ichi Life Insurance Co., Ltd. (The)..........   335,200   5,029,739
      Daicel Corp......................................   575,000   4,610,829
  #   Daido Steel Co., Ltd.............................   594,000   2,953,586
      Denki Kagaku Kogyo KK............................   992,000   3,804,417
      Ebara Corp.......................................   174,000   1,112,926
      Fuji Media Holdings, Inc.........................   112,800   2,109,006
      FUJIFILM Holdings Corp........................... 1,327,000  38,671,326
  *   Fujitsu, Ltd..................................... 3,311,000  18,508,776
      Fukuoka Financial Group, Inc..................... 1,800,000   7,499,921
  #   Fukuyama Transporting Co., Ltd...................    85,000     459,756
  #   Furukawa Electric Co., Ltd.......................   633,000   1,548,815
      Glory, Ltd.......................................   119,600   2,964,269
  #   Gunma Bank, Ltd. (The)...........................   921,397   4,875,999
      H2O Retailing Corp...............................   269,000   2,200,736
      Hachijuni Bank, Ltd. (The).......................   993,231   5,484,513
      Hakuhodo DY Holdings, Inc........................   452,000   3,651,056
      Hankyu Hanshin Holdings, Inc..................... 1,389,000   7,028,748
      Higo Bank, Ltd. (The)............................   282,000   1,470,193
      Hiroshima Bank, Ltd. (The).......................   624,000   2,520,014
      Hitachi Capital Corp.............................    47,000   1,169,902
      Hitachi Chemical Co., Ltd........................   149,400   2,142,226
  #   Hitachi Construction Machinery Co., Ltd..........    97,000   1,852,946
      Hitachi High-Technologies Corp...................   139,900   3,203,511
      Hitachi Transport System, Ltd....................    94,400   1,499,390
      Hokuhoku Financial Group, Inc.................... 2,620,000   4,964,266
      House Foods Group, Inc...........................   148,300   2,220,313
      Ibiden Co., Ltd..................................   265,500   4,866,189
      Idemitsu Kosan Co., Ltd..........................   230,396   5,111,715
      Inpex Corp....................................... 1,335,200  15,820,447
  #   Isetan Mitsukoshi Holdings, Ltd..................   884,200  11,185,357
      ITOCHU Corp...................................... 3,106,200  37,949,292
      Iyo Bank, Ltd. (The).............................   551,000   5,150,876
      J Front Retailing Co., Ltd....................... 1,236,000   8,238,954
      JFE Holdings, Inc................................ 1,235,400  25,600,565
      Joyo Bank, Ltd. (The)............................ 1,376,000   6,513,223
  #   JTEKT Corp.......................................   478,300   7,042,091
      JX Holdings, Inc................................. 6,192,133  29,850,329

                                     1659

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 JAPAN -- (Continued)
     K's Holdings Corp................................     41,100 $  1,093,783
     Kagoshima Bank, Ltd. (The).......................    358,143    2,144,242
     Kajima Corp......................................  1,900,000    6,999,519
     Kamigumi Co., Ltd................................    540,000    4,836,586
     Kaneka Corp......................................    664,542    4,109,911
     Kawasaki Kisen Kaisha, Ltd.......................  2,100,000    4,895,099
     Keiyo Bank, Ltd. (The)...........................    418,000    1,811,617
     Kewpie Corp......................................     47,400      674,806
     Kinden Corp......................................    207,000    2,018,733
 #*  Kobe Steel, Ltd..................................  7,293,000   12,081,097
     Konica Minolta, Inc..............................  1,197,500   12,642,162
     Kuraray Co., Ltd.................................    648,400    7,269,188
     Kurita Water Industries, Ltd.....................     13,500      287,669
 #   Kyocera Corp.....................................    818,800   36,616,531
     Kyocera Corp. Sponsored ADR......................     27,200    1,217,472
     Kyowa Hakko Kirin Co., Ltd.......................    571,000    5,785,051
     Lintec Corp......................................      5,100       93,096
     LIXIL Group Corp.................................    371,200    9,563,383
     Mabuchi Motor Co., Ltd...........................     20,400    1,171,183
     Maeda Road Construction Co., Ltd.................     36,000      587,997
     Marubeni Corp....................................  3,990,000   27,835,193
     Marui Group Co., Ltd.............................    542,642    5,083,309
     Maruichi Steel Tube, Ltd.........................     74,700    1,942,998
     Matsumotokiyoshi Holdings Co., Ltd...............      5,000      177,953
     Medipal Holdings Corp............................    339,800    4,961,962
     MEIJI Holdings Co., Ltd..........................    135,895    8,480,480
     Mitsubishi Chemical Holdings Corp................  4,504,200   19,146,514
     Mitsubishi Corp..................................  3,482,500   64,029,677
     Mitsubishi Gas Chemical Co., Inc.................    948,000    6,658,192
 #   Mitsubishi Logistics Corp........................    220,000    3,074,389
 #   Mitsubishi Materials Corp........................  2,884,000    9,681,744
     Mitsubishi Tanabe Pharma Corp....................    465,600    6,836,310
     Mitsubishi UFJ Financial Group, Inc.............. 24,653,206  148,209,558
 #   Mitsubishi UFJ Financial Group, Inc. ADR.........  4,781,372   28,879,487
 #   Mitsui & Co., Ltd................................  4,220,700   56,520,650
     Mitsui & Co., Ltd. Sponsored ADR.................     11,723    3,148,446
 #   Mitsui Chemicals, Inc............................  1,861,800    4,444,332
     Mitsui Engineering & Shipbuilding Co., Ltd.......    620,000    1,209,473
     Mitsui Mining & Smelting Co., Ltd................     69,030      183,820
     Mitsui OSK Lines, Ltd............................  2,485,000   10,185,979
     Mizuho Financial Group, Inc...................... 28,287,400   59,950,072
     Mizuho Financial Group, Inc. ADR.................    205,757      874,467
     MS&AD Insurance Group Holdings...................    814,953   18,881,809
     Nagase & Co., Ltd................................    235,889    2,764,283
     Nanto Bank, Ltd. (The)...........................    319,000    1,120,258
     NEC Corp.........................................  8,375,101   24,202,708
     Nippo Corp.......................................    117,000    1,822,104
 #   Nippon Electric Glass Co., Ltd...................    864,000    3,890,695
     Nippon Express Co., Ltd..........................  1,987,238    9,334,217
     Nippon Meat Packers, Inc.........................    429,536    7,314,328
 #   Nippon Paper Industries Co., Ltd.................    234,300    4,217,119
 #   Nippon Shokubai Co., Ltd.........................    266,000    2,792,778
 #   Nippon Steel & Sumitomo Metal Corp............... 18,537,940   56,229,850

                                     1660

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  JAPAN -- (Continued)
      Nippon Television Holdings, Inc..................   123,700 $ 2,117,974
  #   Nippon Yusen KK.................................. 3,836,000  11,870,793
      Nishi-Nippon City Bank, Ltd. (The)............... 1,412,569   3,561,190
  #   Nissan Motor Co., Ltd............................ 4,285,600  36,763,191
      Nissan Shatai Co., Ltd...........................    44,000     556,604
  #   Nisshin Seifun Group, Inc........................   464,199   4,613,541
      Nisshin Steel Holdings Co., Ltd..................   143,100   1,518,320
      Nisshinbo Holdings, Inc..........................   305,000   2,653,068
      NKSJ Holdings, Inc...............................   190,100   4,947,416
      NOK Corp.........................................   191,820   3,090,321
  *   NTN Corp......................................... 1,121,000   4,799,907
      NTT DOCOMO, Inc.................................. 3,091,700  49,500,585
  #   NTT DOCOMO, Inc. Sponsored ADR...................     6,118      97,888
      Obayashi Corp.................................... 1,650,682   9,745,181
      Oji Holdings Corp................................ 2,346,000  11,054,736
      Onward Holdings Co., Ltd.........................   278,000   2,006,544
      Otsuka Holdings Co., Ltd.........................   125,000   3,824,698
  #   Pola Orbis Holdings, Inc.........................    49,300   1,651,094
      Rengo Co., Ltd...................................   421,000   2,215,014
      Resona Holdings, Inc............................. 2,421,000  12,761,279
      Ricoh Co., Ltd................................... 2,269,000  23,843,319
      Rohm Co., Ltd....................................   233,700  11,646,351
      Sankyo Co., Ltd..................................    82,500   3,902,486
      SBI Holdings, Inc................................   175,800   2,407,013
      Seino Holdings Co., Ltd..........................   315,000   2,974,312
      Sekisui Chemical Co., Ltd........................   125,000   1,440,720
  #   Sekisui House, Ltd............................... 1,369,000  18,881,768
      Shiga Bank, Ltd. (The)...........................   451,185   2,203,563
      Shimizu Corp..................................... 1,371,000   7,390,260
      Shizuoka Bank, Ltd. (The)........................ 1,051,000  10,438,624
  #   Showa Denko KK................................... 3,394,000   4,605,211
  #   Showa Shell Sekiyu KK............................   366,900   3,491,597
      SKY Perfect JSAT Holdings, Inc...................   340,000   1,750,573
      Sohgo Security Services Co., Ltd.................   101,200   1,894,105
      Sojitz Corp...................................... 2,718,800   4,660,905
  #   Sony Corp........................................   975,200  15,278,447
  #   Sony Corp. Sponsored ADR......................... 1,801,665  28,376,224
      Sumitomo Bakelite Co., Ltd.......................   347,000   1,293,765
      Sumitomo Chemical Co., Ltd....................... 4,562,000  18,481,687
      Sumitomo Corp.................................... 3,241,900  40,395,125
      Sumitomo Electric Industries, Ltd................ 2,606,700  40,940,716
      Sumitomo Forestry Co., Ltd.......................   295,200   3,181,454
  #   Sumitomo Heavy Industries, Ltd................... 1,272,000   5,889,684
      Sumitomo Metal Mining Co., Ltd................... 1,441,000  18,644,663
      Sumitomo Mitsui Financial Group, Inc.............   448,200  20,763,368
      Sumitomo Mitsui Trust Holdings, Inc.............. 1,987,629   9,429,565
      Sumitomo Osaka Cement Co., Ltd...................   196,000     732,834
      Suzuken Co. Ltd/Aichi Japan......................   149,300   5,160,242
      Suzuki Motor Corp................................   774,300  20,071,268
      T&D Holdings, Inc................................   508,600   6,196,854
  #   Taisho Pharmaceutical Holdings Co., Ltd..........    49,199   3,551,819
  #   Taiyo Nippon Sanso Corp..........................    28,000     193,727
  #   Takashimaya Co., Ltd.............................   639,634   5,930,278

                                     1661

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
 JAPAN -- (Continued)
 #   Takata Corp......................................    29,200 $      866,994
 #   TDK Corp.........................................   335,900     15,156,296
     Teijin, Ltd...................................... 2,131,450      4,797,084
     Toho Holdings Co., Ltd...........................    12,800        225,119
     Tokai Rika Co., Ltd..............................    97,100      1,782,233
     Tokio Marine Holdings, Inc.......................    15,400        449,652
     Tokyo Broadcasting System Holdings, Inc..........    85,300      1,018,553
 #   Toppan Printing Co., Ltd......................... 1,344,000      9,800,707
     Toshiba TEC Corp.................................    36,000        238,780
     Tosoh Corp....................................... 1,128,000      4,809,600
     Toyo Seikan Group Holdings, Ltd..................   365,849      6,489,402
     Toyobo Co., Ltd..................................   664,000      1,178,883
     Toyoda Gosei Co., Ltd............................    53,100      1,116,734
     Toyota Tsusho Corp...............................   542,500     12,720,416
     Ube Industries, Ltd.............................. 2,349,000      4,819,975
 #   UNY Group Holdings Co., Ltd......................   393,050      2,356,496
     Ushio, Inc.......................................    44,200        524,782
     Wacoal Holdings Corp.............................   179,000      1,846,592
 #   Yamada Denki Co., Ltd............................ 1,608,100      5,519,593
 #   Yamaguchi Financial Group, Inc...................   492,148      4,483,726
     Yamaha Corp......................................   355,900      5,217,747
     Yamato Kogyo Co., Ltd............................    86,600      2,563,191
     Yamazaki Baking Co., Ltd.........................   204,000      2,196,208
                                                                 --------------
 TOTAL JAPAN..........................................            1,769,140,686
                                                                 --------------
 NETHERLANDS -- (3.4%)
     Aegon NV......................................... 3,908,207     34,066,132
     Akzo Nobel NV....................................   448,015     32,222,115
 #   ArcelorMittal(B03XPL1)........................... 2,828,260     46,715,487
 #   Arcelormittal(B295F26)...........................   358,126      5,901,917
 *   ING Groep NV..................................... 6,479,202     85,570,714
 #*  ING Groep NV Sponsored ADR....................... 1,297,167     17,135,576
     Koninklijke Ahold NV............................. 1,171,855     19,505,839
     Koninklijke Boskalis Westminster NV..............     2,225        106,689
     Koninklijke DSM NV...............................   466,014     30,847,679
 *   Koninklijke KPN NV...............................   601,748      2,251,564
     Koninklijke Philips NV........................... 1,120,476     38,873,935
     TNT Express NV...................................    72,118        635,313
                                                                 --------------
 TOTAL NETHERLANDS....................................              313,832,960
                                                                 --------------
 NEW ZEALAND -- (0.1%)
     Auckland International Airport, Ltd..............   275,136        810,964
     Contact Energy, Ltd.............................. 1,292,916      5,387,353
     Fletcher Building, Ltd...........................    72,409        530,405
                                                                 --------------
 TOTAL NEW ZEALAND....................................                6,728,722
                                                                 --------------
 NORWAY -- (0.7%)
     Aker ASA Class A.................................    68,150      2,042,674
     Cermaq ASA.......................................     3,400         34,671
     DNB ASA.......................................... 1,551,198     26,342,864
     Norsk Hydro ASA.................................. 3,357,025     15,272,577
 #   Norsk Hydro ASA Sponsored ADR....................    59,900        274,941

                                     1662

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     Orkla ASA........................................    361,613 $  2,815,004
     Stolt-Nielsen, Ltd...............................      8,425      248,901
 *   Storebrand ASA...................................  1,082,306    6,465,283
     Subsea 7 SA......................................    590,207   10,171,579
     Wilh Wilhelmsen Holding ASA Class A..............        212        6,780
                                                                  ------------
 TOTAL NORWAY.........................................              63,675,274
                                                                  ------------
 PORTUGAL -- (0.1%)
 *   Banco Espirito Santo SA..........................  2,631,973    3,992,472
 *   EDP Renovaveis SA................................    517,656    2,979,011
                                                                  ------------
 TOTAL PORTUGAL.......................................               6,971,483
                                                                  ------------
 SINGAPORE -- (1.1%)
     CapitaLand, Ltd..................................  9,878,000   21,275,901
     CapitaMalls Asia, Ltd............................  1,267,000    1,741,838
     City Developments, Ltd...........................    128,000      874,154
     DBS Group Holdings, Ltd..........................  1,172,308   15,139,732
 #   Golden Agri-Resources, Ltd....................... 13,990,000    5,680,877
     Hutchison Port Holdings Trust....................  4,848,000    3,217,370
     Keppel Land, Ltd.................................  1,214,000    2,998,336
 #*  Neptune Orient Lines, Ltd........................  1,246,004      984,956
     Noble Group, Ltd.................................  9,549,000    7,085,399
 #   Olam International, Ltd..........................  2,471,000    2,859,708
 #   OUE, Ltd.........................................    405,000      752,686
     Singapore Airlines, Ltd..........................  1,613,600   12,110,264
 #   Singapore Land, Ltd..............................    532,000    3,285,568
 #   United Industrial Corp., Ltd.....................  2,152,000    4,936,453
     UOL Group, Ltd...................................  1,376,600    6,304,622
     Venture Corp., Ltd...............................    307,000    1,778,538
     Wheelock Properties Singapore, Ltd...............    861,000    1,063,161
     Wilmar International, Ltd........................  3,871,000    9,452,514
                                                                  ------------
 TOTAL SINGAPORE......................................             101,542,077
                                                                  ------------
 SPAIN -- (2.4%)
 #   Acciona SA.......................................    101,533    6,727,676
     Banco de Sabadell SA.............................  5,307,715   15,659,132
     Banco Popular Espanol SA.........................  3,430,914   23,534,327
     Banco Santander SA...............................  8,013,639   68,942,806
     Banco Santander SA Sponsored ADR.................  1,506,006   13,011,892
     CaixaBank SA.....................................  3,046,732   18,672,591
     Iberdrola SA(B288C92)............................  8,380,651   51,605,077
     Iberdrola SA(BJ05N64)............................    206,784    1,276,477
     Repsol SA........................................  1,146,139   26,787,392
                                                                  ------------
 TOTAL SPAIN..........................................             226,217,370
                                                                  ------------
 SWEDEN -- (3.0%)
     Boliden AB.......................................    612,180    9,282,123
     Holmen AB Class A................................      6,189      212,793
     Meda AB Class A..................................    280,396    3,407,975
     Nordea Bank AB...................................  5,366,449   71,609,913
     Skandinaviska Enskilda Banken AB Class A.........  3,481,813   44,862,048
     Skandinaviska Enskilda Banken AB Class C.........     16,918      214,200

                                     1663

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
 SWEDEN -- (Continued)
 #   SSAB AB Class A..................................     51,620 $    411,572
     Svenska Cellulosa AB Class A.....................     66,476    1,884,011
     Svenska Cellulosa AB Class B.....................  1,348,669   38,349,904
     Svenska Handelsbanken AB Class A.................     32,796    1,556,236
     Svenska Handelsbanken AB Class B.................        252       11,478
     Swedbank AB Class A..............................    221,456    5,778,813
     Tele2 AB Class B.................................    127,737    1,404,733
     Telefonaktiebolaget LM Ericsson Class A..........     28,098      325,915
     Telefonaktiebolaget LM Ericsson Class B..........  4,713,081   57,711,006
 #   Telefonaktiebolaget LM Ericsson Sponsored ADR....    952,162   11,702,071
     TeliaSonera AB...................................  3,717,354   27,530,924
                                                                  ------------
 TOTAL SWEDEN.........................................             276,255,715
                                                                  ------------
 SWITZERLAND -- (8.0%)
     ABB, Ltd.........................................    820,669   20,412,760
     Adecco SA........................................    358,259   28,140,005
 #   Alpiq Holding AG.................................      1,593      219,897
     Aryzta AG........................................    177,022   13,910,373
     Baloise Holding AG...............................    200,163   23,910,126
     Banque Cantonale Vaudoise........................        468      254,402
     Clariant AG......................................    581,272   10,952,106
     Credit Suisse Group AG...........................  1,928,358   58,103,227
 #   Credit Suisse Group AG Sponsored ADR.............  1,022,581   30,830,817
     Givaudan SA......................................      5,469    8,087,116
     Holcim, Ltd......................................    887,877   64,444,293
     Lonza Group AG...................................      7,458      748,085
     Novartis AG......................................  1,295,928  102,431,211
     Novartis AG ADR..................................    681,571   53,891,819
     PSP Swiss Property AG............................     17,947    1,543,942
     Sulzer AG........................................     50,596    7,618,457
     Swiss Life Holding AG............................    123,557   26,593,001
     Swiss Re AG......................................  1,244,453  107,397,599
     UBS AG(B18YFJ4)..................................  4,344,251   86,165,091
     UBS AG(H89231338)................................    505,823   10,050,703
     Zurich Insurance Group AG........................    290,632   84,266,057
                                                                  ------------
 TOTAL SWITZERLAND....................................             739,971,087
                                                                  ------------
 UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.............................  1,123,359   26,487,657
     Aviva P.L.C......................................  1,831,250   13,396,393
     Barclays P.L.C................................... 14,540,536   64,912,566
 #   Barclays P.L.C. Sponsored ADR....................  5,229,092   93,600,747
     Barratt Developments P.L.C.......................    410,298    2,550,844
     BP P.L.C.........................................  1,846,341   14,469,867
     BP P.L.C. Sponsored ADR..........................  6,296,015  295,220,143
     Carnival P.L.C...................................    658,867   27,008,305
 #   Carnival P.L.C. ADR..............................    229,328    9,358,876
     Coca-Cola HBC AG ADR.............................      5,961      157,370
 *   Evraz P.L.C......................................    285,837      399,102
     Glencore Xstrata P.L.C...........................  9,651,643   50,887,913
     HSBC Holdings P.L.C..............................  4,447,299   45,637,011
 #   HSBC Holdings P.L.C. Sponsored ADR...............  1,730,263   89,091,241

                                     1664

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 UNITED KINGDOM -- (Continued)
       Investec P.L.C...............................   1,195,168 $    7,686,619
       J Sainsbury P.L.C............................   5,377,115     30,452,507
       Kazakhmys P.L.C..............................      51,774        151,081
       Kingfisher P.L.C.............................   8,609,963     52,204,434
 *     Lloyds Banking Group P.L.C...................  64,919,065     88,532,760
 #*    Lloyds Banking Group P.L.C. ADR..............   2,054,355     11,257,865
       Mondi P.L.C..................................     174,326      2,637,986
       Old Mutual P.L.C.............................  12,034,881     34,057,481
 #     Pearson P.L.C. Sponsored ADR.................   1,179,255     21,568,574
       Resolution, Ltd..............................   3,422,696     19,596,196
 *     Royal Bank of Scotland Group P.L.C...........   3,847,507     21,434,012
 #*    Royal Bank of Scotland Group P.L.C.
         Sponsored ADR..............................     400,166      4,453,848
 #     Royal Dutch Shell P.L.C. ADR(780259107)......   3,323,210    242,029,384
       Royal Dutch Shell P.L.C. ADR(780259206)......     547,088     37,803,781
       Royal Dutch Shell P.L.C. Class A.............     558,684     19,353,697
       Royal Dutch Shell P.L.C. Class B.............     255,146      9,332,513
       RSA Insurance Group P.L.C....................   4,956,241      7,894,169
 #     Vedanta Resources P.L.C......................     189,404      2,503,725
       Vodafone Group P.L.C.........................  34,976,333    129,612,351
       Vodafone Group P.L.C. Sponsored ADR..........   3,770,795    139,745,663
       WM Morrison Supermarkets P.L.C...............   8,127,143     32,026,656
                                                                 --------------
 TOTAL UNITED KINGDOM...............................              1,647,513,337
                                                                 --------------
 TOTAL COMMON STOCKS................................              8,702,247,253
                                                                 --------------
 PREFERRED STOCKS -- (0.3%)
 GERMANY -- (0.3%)
       Porsche Automobil Holding SE.................     254,382     24,817,677
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 #*    Raiffeisen Bank International Rights.........      57,158             --
                                                                 --------------
 SPAIN -- (0.0%)
 *     Banco Popular Espanol SA Rights..............   3,430,914        189,718
 *     Banco Santander SA Rights....................   8,013,609      1,611,141
                                                                 --------------
 TOTAL SPAIN........................................                  1,800,859
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                  1,800,859
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (6.0%)
 (S)@  DFA Short Term Investment Fund...............  48,401,037    560,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $2,718,877 GNMA 3.50%,
         09/20/42, valued at $2,443,795) to be
         repurchased at $2,395,881.................. $     2,396      2,395,877
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                562,395,877
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $7,743,020,786)^^........................               $9,291,261,666
                                                                 ==============

                                     1665

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $    1,872,352 $  415,403,959   --    $  417,276,311
   Austria....................             --     16,937,469   --        16,937,469
   Belgium....................      3,384,542    110,382,769   --       113,767,311
   Canada.....................    790,926,085             --   --       790,926,085
   Denmark....................             --    145,000,635   --       145,000,635
   Finland....................      1,905,945     81,049,847   --        82,955,792
   France.....................      5,844,924    896,387,459   --       902,232,383
   Germany....................     92,647,021    627,135,003   --       719,782,024
   Greece.....................             --      1,847,536   --         1,847,536
   Hong Kong..................        548,378    182,410,969   --       182,959,347
   Ireland....................      5,574,094      8,731,149   --        14,305,243
   Israel.....................             --     29,668,439   --        29,668,439
   Italy......................     20,750,715    111,989,252   --       132,739,967
   Japan......................     62,593,984  1,706,546,702   --     1,769,140,686
   Netherlands................     23,037,493    290,795,467   --       313,832,960
   New Zealand................             --      6,728,722   --         6,728,722
   Norway.....................        274,941     63,400,333   --        63,675,274
   Portugal...................             --      6,971,483   --         6,971,483
   Singapore..................             --    101,542,077   --       101,542,077
   Spain......................     13,011,892    213,205,478   --       226,217,370
   Sweden.....................     11,702,071    264,553,644   --       276,255,715
   Switzerland................     94,773,339    645,197,748   --       739,971,087
   United Kingdom.............    944,287,492    703,225,845   --     1,647,513,337
Preferred Stocks
   Germany....................             --     24,817,677   --        24,817,677
Rights/Warrants
   Austria....................             --             --   --                --
   Spain......................             --      1,800,859   --         1,800,859
Securities Lending Collateral.             --    562,395,877   --       562,395,877
                               -------------- --------------   --    --------------
TOTAL......................... $2,073,135,268 $7,218,126,398   --    $9,291,261,666
                               ============== ==============   ==    ==============

                                     1666

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)
                                                          SHARES   VALUE++
                                                          ------- ----------
    COMMON STOCKS -- (88.6%)
    Consumer Discretionary -- (18.3%)
        Accordia Golf Co., Ltd........................... 575,900 $7,529,078
    #   Aeon Fantasy Co., Ltd............................  57,832    876,260
    *   Agora Hospitality Group Co., Ltd................. 339,000    171,806
        Ahresty Corp..................................... 115,300  1,018,849
    *   Aigan Co., Ltd...................................  96,200    261,899
        Aisan Industry Co., Ltd.......................... 170,000  1,574,023
        Akebono Brake Industry Co., Ltd..................  83,700    389,947
    #   Alpen Co., Ltd...................................  98,000  1,803,424
        Alpha Corp.......................................  30,400    302,528
        Alpine Electronics, Inc.......................... 272,000  3,808,266
        Amiyaki Tei Co., Ltd.............................  23,500    780,901
        Amuse, Inc.......................................  34,099    678,526
    *   Anrakutei Co., Ltd...............................  22,000     86,276
        AOI Pro, Inc.....................................  39,200    258,678
        AOKI Holdings, Inc............................... 194,200  3,221,862
        Aoyama Trading Co., Ltd.......................... 315,900  8,104,925
        Arata Corp.......................................  91,000    295,934
        Arcland Sakamoto Co., Ltd........................  80,500  1,356,742
        Asahi Broadcasting Corp..........................  28,200    184,437
    #   Asahi Co., Ltd...................................  78,200  1,063,684
    #   Asatsu-DK, Inc................................... 168,000  3,884,129
    #*  Ashimori Industry Co., Ltd....................... 319,000    415,182
    #   ASKUL Corp.......................................  46,600  1,782,102
        Atsugi Co., Ltd.................................. 858,000    965,289
        Autobacs Seven Co., Ltd.......................... 378,000  6,102,781
    #   Avex Group Holdings, Inc......................... 191,300  4,365,642
        Belluna Co., Ltd................................. 193,100    927,575
    #   Best Bridal, Inc.................................  91,100    542,254
    *   Best Denki Co., Ltd.............................. 396,500    568,217
    #   Bic Camera, Inc..................................   4,976  2,899,306
    #   Bookoff Corp.....................................  48,800    336,088
        BRONCO BILLY Co., Ltd............................     800     14,437
        Calsonic Kansei Corp............................. 903,000  4,489,354
    #   Can Do Co., Ltd..................................  64,500    951,595
    #   Central Sports Co., Ltd..........................  27,000    409,595
        Chiyoda Co., Ltd................................. 134,600  2,643,937
        Chofu Seisakusho Co., Ltd........................  88,800  1,983,017
        Chori Co., Ltd...................................  72,900    820,494
        Chuo Spring Co., Ltd............................. 202,000    595,349
    #*  Clarion Co., Ltd................................. 101,000    145,077
        Cleanup Corp..................................... 133,500  1,160,103
    #   Colowide Co., Ltd................................ 120,500  1,269,183
    #*  COOKPAD, Inc.....................................  53,100  1,732,206
        Corona Corp......................................  80,400    868,971
    #   Cross Plus, Inc..................................  22,000    180,804
        Daido Metal Co., Ltd............................. 172,000  1,840,663
        Daidoh, Ltd...................................... 126,100    846,950
    #*  Daiei, Inc. (The)................................ 685,650  1,985,759
        Daiichikosho Co., Ltd............................ 121,600  3,790,355
        Daikoku Denki Co., Ltd...........................  41,500    986,462
        Daimaruenawin Co., Ltd...........................     400      2,895

                                     1667

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Dainichi Co., Ltd................................    54,900 $  413,597
       Daisyo Corp......................................    54,300    685,137
   #   DCM Holdings Co., Ltd............................   491,600  3,294,296
   #   Descente, Ltd....................................   240,000  1,574,153
       Doshisha Co., Ltd................................   126,700  1,695,925
       Doutor Nichires Holdings Co., Ltd................   173,686  2,980,735
   #   Dunlop Sports Co., Ltd...........................    77,500    967,675
       Dynic Corp.......................................   174,000    309,125
       Eagle Industry Co., Ltd..........................   140,000  2,279,601
   #   EDION Corp.......................................   528,800  2,949,653
       Exedy Corp.......................................   179,600  5,640,860
       F-Tech, Inc......................................    24,600    343,637
       FCC Co., Ltd.....................................   197,400  3,783,894
       Fields Corp......................................    78,500  1,501,316
       Fine Sinter Co., Ltd.............................    49,000    160,814
       First Juken Co., Ltd.............................     4,900     66,134
   #   Foster Electric Co., Ltd.........................   129,400  2,083,270
   #   France Bed Holdings Co., Ltd.....................   672,000  1,275,933
   #   Fuji Co. Ltd/Ehime...............................   105,000  1,755,678
       Fuji Corp., Ltd..................................   127,000    876,989
   #   Fuji Kiko Co., Ltd...............................   148,000    517,177
       Fuji Oozx, Inc...................................     6,000     27,406
       Fujibo Holdings, Inc.............................   732,000  1,516,783
   #   Fujikura Rubber, Ltd.............................    36,000    344,114
       Fujitsu General, Ltd.............................   330,000  3,926,352
       FuKoKu Co., Ltd..................................    32,100    319,554
   #   Funai Electric Co., Ltd..........................    84,200  1,030,753
   #   Furukawa Battery Co., Ltd........................    81,000    585,648
   *   Futaba Industrial Co., Ltd.......................   315,800  1,199,608
       G-7 Holdings, Inc................................    29,200    221,282
       G-Tekt Corp......................................    45,800  1,362,743
   #   Gakken Holdings Co., Ltd.........................   322,000    941,674
   #   Genki Sushi Co., Ltd.............................    20,500    330,673
   #   Geo Holdings Corp................................   184,700  1,753,403
   #   GLOBERIDE, Inc...................................   530,000    763,064
       Goldwin, Inc.....................................   188,000    842,715
   #   Gourmet Kineya Co., Ltd..........................    87,000    623,871
   #   GSI Creos Corp...................................   289,000    445,992
       Gulliver International Co., Ltd..................   314,400  2,245,191
       Gunze, Ltd....................................... 1,111,000  2,888,226
   #   H-One Co., Ltd...................................    69,500    710,030
       H2O Retailing Corp...............................   504,000  4,123,313
   #   Hagihara Industries, Inc.........................    11,600    155,262
       Hakuyosha Co., Ltd...............................    65,000    152,114
       Happinet Corp....................................    76,400    680,784
       Hard Off Corp. Co., Ltd..........................    49,700    428,906
       Haruyama Trading Co., Ltd........................    47,900    352,797
       Heiwa Corp.......................................   124,800  2,211,238
       HI-LEX Corp......................................    62,900  1,496,484
       Hiday Hidaka Corp................................    47,220  1,136,895
       Higashi Nihon House Co., Ltd.....................   206,000    933,727
   #   Himaraya Co., Ltd................................    35,900    404,324
       Hiramatsu, Inc...................................   130,100    916,174

                                     1668

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       HIS Co., Ltd.....................................   101,800 $5,541,646
   #   Honeys Co., Ltd..................................    92,940    827,936
   #   Hoosiers Holdings Co., Ltd.......................   153,500  1,011,042
   #   Ichibanya Co., Ltd...............................    36,800  1,332,752
   #*  Ichikoh Industries, Ltd..........................   294,000    447,515
   #*  Iida Group Holdings Co., Ltd.....................   357,821  6,346,008
   *   IJT Technology Holdings Co., Ltd.................   128,280    643,960
   #   Ikyu Corp........................................       375    526,630
   #   Imasen Electric Industrial.......................    77,900  1,080,308
       Imperial Hotel, Ltd..............................    15,900    361,951
   #   Intage Holdings Inc..............................    73,400    985,638
   *   Izuhakone Railway Co., Ltd.......................       300         --
   #*  Izutsuya Co., Ltd................................   555,000    458,680
   *   Janome Sewing Machine Co., Ltd...................   822,000    702,818
   #   Japan Vilene Co., Ltd............................   154,000    967,618
       Japan Wool Textile Co., Ltd. (The)...............   336,000  2,416,481
   #   Jin Co., Ltd.....................................    40,200  1,380,288
   #*  Joban Kosan Co., Ltd.............................   163,000    249,375
   #   Joshin Denki Co., Ltd............................   209,000  1,587,118
   #   JVC Kenwood Corp.................................   874,630  1,648,647
   #   Kadokawa Corp....................................   113,300  3,650,132
       Kasai Kogyo Co., Ltd.............................   141,000    966,137
   #   Kawai Musical Instruments Manufacturing Co., Ltd.   446,000    790,280
   #   Keihin Corp......................................   260,200  3,858,978
   #   Keiyo Co., Ltd...................................   181,300    830,989
       Kentucky Fried Chicken Japan, Ltd................    77,000  1,605,305
       Kimoto Co., Ltd..................................   102,100    790,842
   *   Kintetsu Department Store Co., Ltd...............    45,000    155,014
   #   Kinugawa Rubber Industrial Co., Ltd..............   268,000  1,291,937
       Kisoji Co., Ltd..................................    11,200    206,487
       Kitamura Co., Ltd................................     2,000     13,348
   *   KNT-CT Holdings Co., Ltd.........................   228,000    453,254
   #   Kohnan Shoji Co., Ltd............................   194,000  2,032,966
   #*  Kojima Co., Ltd..................................   145,700    386,060
       Komatsu Seiren Co., Ltd..........................   146,000    718,486
       Komeri Co., Ltd..................................   174,100  4,124,184
   #   Konaka Co., Ltd..................................   122,960  1,007,894
   #   Koshidaka Holdings Co., Ltd......................    19,300    570,906
   #   KU Holdings Co., Ltd.............................    68,200    936,613
       Kura Corp........................................    63,100  1,049,521
       Kurabo Industries, Ltd........................... 1,272,000  2,292,685
       Kuraudia Co., Ltd................................     5,700     65,405
       KYB Co., Ltd.....................................   892,000  4,387,613
       Kyoritsu Maintenance Co., Ltd....................    55,660  1,972,052
       Kyoto Kimono Yuzen Co., Ltd......................    59,800    632,003
       LEC, Inc.........................................    42,800    498,724
       Look, Inc........................................   219,000    615,664
       Mamiya-Op Co., Ltd...............................   285,000    636,149
   #   Marche Corp......................................    23,000    187,131
   #   Mars Engineering Corp............................    48,400    923,415
   #*  Maruzen CHI Holdings Co., Ltd....................    29,800     85,840
       Maruzen Co. Ltd..................................    46,000    448,734
   #   Matsuya Foods Co., Ltd...........................    48,200    856,354

                                     1669

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Meiko Network Japan Co., Ltd.....................    74,400 $  815,684
   *   Meiwa Estate Co., Ltd............................    56,900    268,554
       Mikuni Corp......................................   108,000    416,276
       Misawa Homes Co., Ltd............................   150,900  2,118,298
   #   Mitsuba Corp.....................................   193,990  3,231,177
       Mitsui Home Co., Ltd.............................   170,000    799,615
   #   Mizuno Corp......................................   564,000  2,818,874
   #   Monogatari Corp. (The)...........................    17,600    534,452
   #   MOS Food Services, Inc...........................    80,600  1,680,012
       Mr Max Corp......................................   119,000    384,933
       Murakami Corp....................................    11,000    149,000
   #   Musashi Seimitsu Industry Co., Ltd...............   123,200  2,407,050
       Nafco Co., Ltd...................................    32,000    491,408
       Nagawa Co., Ltd..................................     8,500    193,904
   #*  Naigai Co., Ltd.................................. 1,579,000  1,487,645
       Nakayamafuku Co., Ltd............................     9,500     75,503
       Nice Holdings, Inc...............................   460,000  1,012,657
   #   Nifco, Inc.......................................   277,500  7,219,394
       Nihon Eslead Corp................................    10,800    117,498
       Nihon Plast Co., Ltd.............................     1,600     11,648
       Nihon Tokushu Toryo Co., Ltd.....................    56,000    346,291
   #*  Nippon Columbia Co., Ltd.........................    48,199    259,649
       Nippon Felt Co., Ltd.............................    67,200    309,978
   #   Nippon Piston Ring Co., Ltd......................   470,000    953,641
       Nippon Seiki Co., Ltd............................   248,400  4,658,925
       Nishikawa Rubber Co., Ltd........................    15,000    286,498
   #   Nishimatsuya Chain Co., Ltd......................   290,300  2,292,677
       Nissan Tokyo Sales Holdings Co., Ltd.............   236,000    955,096
   #   Nissin Kogyo Co., Ltd............................   214,800  4,368,101
       Nittan Valve Co., Ltd............................    82,800    264,338
       Noritsu Koki Co., Ltd............................   101,700    638,090
       Ohashi Technica, Inc.............................    22,000    204,649
   #   Ohsho Food Service Corp..........................    58,100  1,905,363
       Onward Holdings Co., Ltd.........................   753,000  5,434,991
   #   OPT, Inc.........................................    53,000    483,244
       Otsuka Kagu, Ltd.................................    40,700    396,716
       Pacific Industrial Co., Ltd......................   213,100  1,353,848
   #   Pal Co., Ltd.....................................    61,100  1,167,896
       Paltac Corp......................................   189,534  2,532,579
       PanaHome Corp....................................   460,200  3,191,553
       Parco Co., Ltd...................................   103,600    951,295
       Paris Miki Holdings, Inc.........................   164,400    736,123
       PIA Corp.........................................       100      1,833
       Piolax, Inc......................................    57,900  2,183,249
   #*  Pioneer Corp..................................... 1,903,400  4,070,584
       Plenus Co., Ltd..................................   120,400  2,802,989
       Point, Inc.......................................    93,320  2,450,066
       Press Kogyo Co., Ltd.............................   558,000  2,369,080
   #   Pressance Corp...................................    30,800    849,906
       Proto Corp.......................................    61,600    861,502
       Renaissance, Inc.................................    39,400    324,207
   #*  Renown, Inc......................................   326,600    416,282
       Resort Solution Co., Ltd.........................   180,000    433,801

                                     1670

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
    Consumer Discretionary -- (Continued)
        Resorttrust, Inc................................. 401,216 $6,886,935
        Rhythm Watch Co., Ltd............................ 658,000    882,548
        Riberesute Corp..................................  12,700     78,893
        Right On Co., Ltd................................  79,525    553,323
        Riken Corp....................................... 512,000  2,394,261
    #   Riso Kyoiku Co., Ltd............................. 153,610    840,107
        Roland Corp......................................  92,800  1,238,314
        Round One Corp................................... 424,200  3,927,486
        Royal Holdings Co., Ltd.......................... 135,800  1,962,351
    #   Sagami Chain Co., Ltd............................  17,000    155,311
        Saizeriya Co., Ltd............................... 166,500  1,956,158
    #   Sakai Ovex Co., Ltd.............................. 307,000    571,665
        San Holdings, Inc................................  14,000    190,415
    #   Sanden Corp...................................... 623,000  2,963,779
        Sanei Architecture Planning Co., Ltd.............  43,300    358,977
    #   Sangetsu Co., Ltd................................ 168,325  4,125,953
    #   Sanko Marketing Foods Co., Ltd...................  30,400    275,393
        Sankyo Seiko Co., Ltd............................ 188,700    669,340
        Sanoh Industrial Co., Ltd........................ 140,500    979,261
        Sanyo Electric Railway Co., Ltd.................. 110,000    438,122
        Sanyo Housing Nagoya Co., Ltd....................  51,800    560,230
    #   Sanyo Shokai, Ltd................................ 678,000  1,817,228
        Scroll Corp...................................... 152,100    474,211
        Seiko Holdings Corp.............................. 861,407  4,244,452
        Seiren Co., Ltd.................................. 296,700  2,289,791
        Senshukai Co., Ltd............................... 183,700  1,517,773
    #   Septeni Holdings Co., Ltd........................  78,600  1,104,182
    #   Seria Co., Ltd...................................  95,700  3,944,508
    #   Shidax Corp......................................  85,200    445,112
    #   Shikibo, Ltd..................................... 802,000  1,030,650
        Shimachu Co., Ltd................................ 273,900  6,093,237
        Shimojima Co., Ltd...............................  23,800    225,377
        Shiroki Corp..................................... 285,000    640,336
        Shobunsha Publications, Inc...................... 279,800  1,942,246
        Showa Corp....................................... 320,400  4,231,404
        SKY Perfect JSAT Holdings, Inc................... 900,500  4,636,443
        SNT Corp......................................... 110,200    429,248
        Soft99 Corp......................................  70,600    474,108
        Sotoh Co., Ltd...................................  49,700    462,220
        SPK Corp.........................................  17,200    318,220
    #   St Marc Holdings Co., Ltd........................  45,300  2,157,206
    #   Starbucks Coffee Japan, Ltd...................... 134,600  1,629,880
        Starts Corp., Inc................................  86,000  1,191,001
        Step Co., Ltd....................................  39,200    305,885
    #   Studio Alice Co., Ltd............................  53,000    701,081
        Suminoe Textile Co., Ltd......................... 342,000  1,003,172
        Sumitomo Forestry Co., Ltd....................... 268,366  2,892,256
        Suncall Corp.....................................  28,000    187,798
        T RAD Co., Ltd................................... 373,000  1,000,535
    #   T-Gaia Corp......................................  39,100    479,805
    #   Tachi-S Co., Ltd................................. 167,540  2,278,155
        Tachikawa Corp...................................  50,800    255,448
        Taiho Kogyo Co., Ltd.............................  98,300    964,807

                                     1671

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Discretionary -- (Continued)
       Taka-Q, Ltd......................................    22,500 $   65,969
       Takamatsu Construction Group Co., Ltd............    90,500  1,571,534
       Take And Give Needs Co., Ltd.....................    51,070  1,187,238
       Takihyo Co., Ltd.................................    76,000    304,565
   #   Tamron Co., Ltd..................................    95,700  2,295,065
   #   TBK Co., Ltd.....................................   116,000    664,495
   *   Ten Allied Co., Ltd..............................    50,000    154,577
       Tigers Polymer Corp..............................    59,000    277,629
       Toa Corp.........................................   103,000    995,103
       Toabo Corp.......................................   529,000    394,738
       Toei Animation Co., Ltd..........................    22,500    591,822
       Toei Co., Ltd....................................   416,000  2,531,796
       Tohokushinsha Film Corp..........................    24,300    226,676
       Tokai Rika Co., Ltd..............................   295,500  5,423,788
   #   Tokai Rubber Industries, Ltd.....................   225,500  2,339,343
   #   Token Corp.......................................    43,950  2,033,859
       Tokyo Derica Co., Ltd............................    24,600    347,794
       Tokyo Dome Corp..................................   984,200  5,816,166
       Tokyo Soir Co., Ltd..............................    10,000     25,415
   #   Tokyu Recreation Co., Ltd........................    79,000    450,376
       Tomy Co., Ltd....................................   379,793  1,717,203
       Topre Corp.......................................   214,500  2,768,831
   #   Toridoll.corp....................................    94,600    814,137
   #   Tosho Co., Ltd...................................    24,000    429,097
       Toyo Tire & Rubber Co., Ltd...................... 1,080,000  6,075,613
       TPR Co., Ltd.....................................   117,900  1,986,245
       TSI Holdings Co., Ltd............................   516,595  3,062,831
       Tsukamoto Corp. Co., Ltd.........................   190,000    283,274
       Tsutsumi Jewelry Co., Ltd........................    49,300  1,132,044
       Tv Tokyo Holdings Corp...........................    34,800    567,421
       Tyo, Inc.........................................    90,800    169,282
   #   U-Shin, Ltd......................................   148,800    971,391
       Unipres Corp.....................................   205,800  3,696,382
       United Arrows, Ltd...............................   103,100  3,313,117
   *   Unitika, Ltd.....................................   140,000     87,953
   #   Universal Entertainment Corp.....................    66,800  1,222,269
   #*  Usen Corp........................................   659,680  2,260,571
   #   Village Vanguard Co., Ltd........................    25,800    310,096
       VT Holdings Co., Ltd.............................   148,200  2,495,654
       Wacoal Holdings Corp.............................   461,000  4,755,748
   #   Watabe Wedding Corp..............................    43,000    284,032
   #   WATAMI Co., Ltd..................................   120,300  1,667,507
   #   West Holdings Corp...............................    84,400  1,066,815
       Wowow, Inc.......................................    28,300    949,870
       Xebio Co., Ltd...................................   145,500  2,898,752
       Yachiyo Industry Co., Ltd........................     8,800     68,604
       Yamato International, Inc........................    20,400     87,922
       Yellow Hat, Ltd..................................    95,400  1,766,382
       Yomiuri Land Co., Ltd............................    83,000    517,815
       Yondoshi Holdings, Inc...........................    99,820  1,565,422
       Yonex Co., Ltd...................................    40,000    251,345
       Yorozu Corp......................................    92,300  1,690,493
       Yutaka Giken Co., Ltd............................     1,000     25,576

                                     1672

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   Consumer Discretionary -- (Continued)
   #   Zenrin Co., Ltd.................................. 150,200 $  1,405,542
   #   Zensho Holdings Co., Ltd......................... 328,900    3,688,163
   #   Zojirushi Corp...................................  83,000      299,369
                                                                 ------------
   Total Consumer Discretionary.........................          465,173,963
                                                                 ------------
   Consumer Staples -- (8.1%)
   #   Aderans Co., Ltd.................................  73,000      781,080
       Aeon Hokkaido Corp............................... 339,700    2,284,202
       Ain Pharmaciez, Inc..............................  68,500    3,379,707
       Arcs Co., Ltd.................................... 190,900    3,563,968
       Ariake Japan Co., Ltd............................ 102,000    2,603,612
   #   Artnature, Inc...................................  36,600    1,026,450
       Axial Retailing, Inc.............................  69,900    1,023,895
       Belc Co., Ltd....................................  40,300      724,783
       Cawachi, Ltd.....................................  88,200    1,672,907
       Chubu Shiryo Co., Ltd............................ 110,700      608,958
       Chuo Gyorui Co., Ltd.............................  93,000      245,740
   #   Coca-Cola East Japan Co., Ltd.................... 176,164    4,328,888
       Cocokara fine, Inc...............................  88,460    2,181,120
       CREATE SD HOLDINGS Co., Ltd......................  37,300    1,250,921
   #   Daikokutenbussan Co., Ltd........................  32,600      900,870
   #   Dr Ci:Labo Co., Ltd..............................  74,100    2,237,048
       Dydo Drinco, Inc.................................  49,800    1,995,812
       Echo Trading Co., Ltd............................  11,000       77,847
       Ezaki Glico Co., Ltd............................. 380,000    5,076,678
   #   Fancl Corp....................................... 232,200    2,550,315
   #*  First Baking Co., Ltd............................ 183,000      248,446
       Fuji Oil Co. Ltd/Osaka........................... 367,600    5,425,417
       Fujicco Co., Ltd................................. 117,600    1,341,250
   #   Fujiya Co., Ltd.................................. 240,000      439,747
       Hagoromo Foods Corp..............................  39,000      412,390
       Heiwado Co., Ltd................................. 176,800    2,439,935
       Hokkaido Coca-Cola Bottling Co., Ltd.............  87,000      429,117
   #   Hokuto Corp...................................... 130,400    2,399,603
       House Foods Group, Inc........................... 174,300    2,609,578
       Inageya Co., Ltd................................. 172,800    1,675,212
       Itochu-Shokuhin Co., Ltd.........................  27,400      907,680
       Itoham Foods, Inc................................ 954,800    4,274,395
       Iwatsuka Confectionery Co., Ltd..................     300       16,647
   #   Izumiya Co., Ltd................................. 447,000    1,963,072
   #   J-Oil Mills, Inc................................. 512,000    1,419,866
   #   Kagome Co., Ltd..................................  35,100      580,604
       Kakiyasu Honten Co., Ltd.........................  16,600      255,897
       Kameda Seika Co., Ltd............................  70,500    2,112,531
       Kansai Super Market Ltd..........................  15,300      124,069
       Kasumi Co., Ltd.................................. 234,300    1,549,440
       Kato Sangyo Co., Ltd............................. 113,200    2,045,529
       Kenko Mayonnaise Co., Ltd........................  39,800      359,762
       KEY Coffee, Inc.................................. 101,600    1,549,342
       Kirindo Co., Ltd.................................  28,300      191,293
       Kose Corp........................................ 176,000    5,522,931
   #   Kotobuki Spirits Co., Ltd........................  11,400      211,627
   #   Kusuri No Aoki Co., Ltd..........................  25,100    1,324,576

                                     1673

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Consumer Staples -- (Continued)
       Kyodo Shiryo Co., Ltd............................   408,000 $  444,833
       Kyokuyo Co., Ltd.................................   431,000  1,114,545
   #   Life Corp........................................   183,400  2,635,268
       Lion Corp........................................   232,000  1,212,258
   #   Mandom Corp......................................   115,400  3,935,427
       Marudai Food Co., Ltd............................   534,000  1,605,617
   #   Maruetsu, Inc. (The).............................   375,000  1,317,594
   #   Maruha Nichiro Holdings, Inc..................... 2,315,069  3,819,066
       Matsumotokiyoshi Holdings Co., Ltd...............   175,300  6,239,046
       Maxvalu Nishinihon Co., Ltd......................     2,400     34,364
   #   Maxvalu Tokai Co., Ltd...........................    57,500    900,879
       Medical System Network Co., Ltd..................    78,200    400,118
   #   Megmilk Snow Brand Co., Ltd......................   259,000  3,222,694
       Meito Sangyo Co., Ltd............................    57,300    584,438
       Milbon Co., Ltd..................................    60,976  2,180,169
       Ministop Co., Ltd................................    86,700  1,387,922
       Mitsubishi Shokuhin Co., Ltd.....................    87,800  2,080,260
       Mitsui Sugar Co., Ltd............................   529,850  2,257,009
       Miyoshi Oil & Fat Co., Ltd.......................   375,000    548,761
       Morinaga & Co., Ltd.............................. 1,075,000  2,304,591
   #   Morinaga Milk Industry Co., Ltd.................. 1,066,000  3,132,256
   #   Morozoff, Ltd....................................   139,000    423,737
       Nagatanien Co., Ltd..............................   125,000  1,125,739
       Nakamuraya Co., Ltd..............................   189,000    733,782
       Natori Co., Ltd..................................    20,300    215,555
       Nichimo Co., Ltd.................................   170,000    318,911
       Nichirei Corp.................................... 1,382,000  6,262,214
   #   Nihon Chouzai Co., Ltd...........................     6,780    185,813
       Niitaka Co., Ltd.................................     7,260     74,782
   #   Nippon Beet Sugar Manufacturing Co., Ltd.........   619,000  1,197,089
   #   Nippon Flour Mills Co., Ltd......................   668,000  3,327,769
   #   Nippon Formula Feed Manufacturing Co., Ltd.......   477,000    556,546
   *   Nippon Suisan Kaisha, Ltd........................ 1,326,000  2,711,838
   #   Nisshin Oillio Group, Ltd. (The).................   639,000  2,104,705
       Nissin Sugar Co., Ltd............................    20,000    438,766
       Nitto Fuji Flour Milling Co., Ltd................    64,000    197,911
       Noevir Holdings Co., Ltd.........................    83,900  1,540,024
       Oenon Holdings, Inc..............................   316,000    697,654
   #   OIE Sangyo Co., Ltd..............................    20,900    165,882
       Okuwa Co., Ltd...................................   120,000  1,025,554
       Olympic Group Corp...............................    64,900    487,124
       OUG Holdings, Inc................................    29,000     55,668
   #   Pigeon Corp......................................   191,600  8,725,157
       Poplar Co., Ltd..................................    16,760     86,698
       Prima Meat Packers, Ltd..........................   874,000  1,589,109
       Qol Co., Ltd.....................................    52,100    299,511
       Riken Vitamin Co., Ltd...........................    79,200  1,890,186
   #   Rock Field Co., Ltd..............................    56,700    995,653
   #   Rokko Butter Co., Ltd............................    33,200    254,675
       S Foods, Inc.....................................    77,762    822,856
   #   S&B Foods, Inc...................................       499     18,820
       Sakata Seed Corp.................................   177,600  2,267,395
       San-A Co., Ltd...................................    91,800  2,596,966

                                     1674

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Consumer Staples -- (Continued)
      Sapporo Holdings, Ltd............................ 1,874,000 $  7,083,294
  #   Shoei Foods Corp.................................    44,000      346,248
  #   Showa Sangyo Co., Ltd............................   524,000    1,675,687
      Sogo Medical Co., Ltd............................    27,700    1,048,655
      ST Corp..........................................    78,900      764,888
      Starzen Co., Ltd.................................   328,000      887,693
  #   Takara Holdings, Inc.............................   702,500    5,665,623
  #   Tobu Store Co., Ltd..............................   205,000      519,209
      Toho Co. Ltd/Kobe................................   194,000      684,375
  #   Tohto Suisan Co., Ltd............................   143,000      284,222
      Torigoe Co., Ltd. (The)..........................    86,600      574,043
      Toyo Sugar Refining Co., Ltd.....................   157,000      160,061
  #   UNY Group Holdings Co., Ltd...................... 1,183,300    7,094,369
      Uoriki Co., Ltd..................................     2,400       34,105
      Valor Co., Ltd...................................   201,400    2,673,626
      Warabeya Nichiyo Co., Ltd........................    80,760    1,608,207
  #   Welcia Holdings Co., Ltd.........................    50,100    2,890,875
      Yaizu Suisankagaku Industry Co., Ltd.............    44,800      393,871
  #   Yamatane Corp....................................   535,000      889,980
      Yamaya Corp......................................    22,800      519,916
      Yaoko Co., Ltd...................................    43,500    1,797,659
      Yokohama Reito Co., Ltd..........................   238,400    1,859,018
      Yomeishu Seizo Co., Ltd..........................   100,000      815,178
      Yuasa Funashoku Co., Ltd.........................   112,000      290,652
      Yutaka Foods Corp................................     6,000      105,563
                                                                  ------------
  Total Consumer Staples...............................            205,762,978
                                                                  ------------
  Energy -- (0.9%)
  #   BP Castrol KK....................................    66,500      299,988
  *   Cosmo Oil Co., Ltd............................... 2,650,000    4,941,948
      Fuji Kosan Co., Ltd..............................    33,100      218,098
      Fuji Oil Co., Ltd................................   293,100      960,969
      Itochu Enex Co., Ltd.............................   311,000    1,820,450
  #   Japan Drilling Co., Ltd..........................    23,100    1,175,750
      Japan Oil Transportation Co., Ltd................    84,000      187,940
  #*  Kyoei Tanker Co., Ltd............................   111,000      245,852
      Mitsuuroko Holdings Co., Ltd.....................   195,800    1,083,570
      Modec, Inc.......................................    93,800    2,549,827
      Nippon Coke & Engineering Co., Ltd............... 1,410,500    1,891,946
  #   Nippon Gas Co., Ltd..............................   154,000    1,609,559
      Nippon Seiro Co., Ltd............................    64,000      162,661
  #   Sala Corp........................................   128,500      611,441
      San-Ai Oil Co., Ltd..............................   314,000    1,515,238
      Shinko Plantech Co., Ltd.........................   227,900    1,696,930
  #   Sinanen Co., Ltd.................................   268,000    1,082,419
  #   Toa Oil Co., Ltd.................................   427,000      678,831
      Toyo Kanetsu KK..................................   510,000    1,400,160
                                                                  ------------
  Total Energy.........................................             24,133,577
                                                                  ------------
  Financials -- (9.6%)
      77 Bank, Ltd. (The)..............................   116,000      530,326
      Aichi Bank, Ltd. (The)...........................    54,200    2,555,218

                                     1675

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Financials -- (Continued)
   #   Airport Facilities Co., Ltd......................   136,670 $1,070,135
       Aizawa Securities Co., Ltd.......................   179,600  1,466,338
       Akita Bank, Ltd. (The)........................... 1,120,400  2,982,581
       Anabuki Kosan, Inc...............................     6,000     17,674
       Aomori Bank, Ltd. (The).......................... 1,136,000  2,981,341
       Asax Co., Ltd....................................     1,700     23,076
       Awa Bank, Ltd. (The)............................. 1,095,000  5,297,861
       Bank of Iwate, Ltd. (The)........................   105,100  4,673,605
   #   Bank of Kochi, Ltd. (The)........................   178,000    286,695
       Bank of Nagoya, Ltd. (The).......................   955,297  3,118,631
       Bank of Okinawa, Ltd. (The)......................   110,300  4,042,431
       Bank of Saga, Ltd. (The).........................   771,000  1,665,609
       Bank of the Ryukyus, Ltd.........................   226,180  2,840,767
   *   Chiba Kogyo Bank, Ltd. (The).....................   230,600  1,590,259
       Chukyo Bank, Ltd. (The)..........................   676,000  1,159,104
       Daibiru Corp.....................................   311,100  3,516,879
       Daiichi Commodities Co., Ltd.....................    13,700     65,296
       Daiko Clearing Services Corp.....................    43,000    344,706
   #   Daikyo, Inc...................................... 1,923,000  4,673,451
       Daisan Bank, Ltd. (The)..........................   750,000  1,273,609
       Daishi Bank, Ltd. (The).......................... 2,006,000  7,180,021
       Daito Bank, Ltd. (The)...........................   898,000    974,238
   #   Ehime Bank, Ltd. (The)...........................   810,000  1,732,801
       Eighteenth Bank, Ltd. (The)...................... 1,093,000  2,401,246
   #   FIDEA Holdings Co., Ltd..........................   542,500  1,048,304
   #   Financial Products Group Co., Ltd................    44,300    421,984
       Fukui Bank, Ltd. (The)........................... 1,205,000  2,746,437
       Fukushima Bank, Ltd. (The)....................... 1,368,000  1,174,620
       Fuyo General Lease Co., Ltd......................    84,500  2,931,724
       GCA Savvian Corp.................................    39,900    346,894
       Goldcrest Co., Ltd...............................   102,890  2,515,900
       Grandy House Corp................................     4,900     16,873
       Heiwa Real Estate Co., Ltd.......................   252,000  3,854,532
       Higashi-Nippon Bank, Ltd. (The)..................   832,000  2,126,010
       Higo Bank, Ltd. (The)............................ 1,057,000  5,510,616
       Hokkoku Bank, Ltd. (The)......................... 1,620,000  5,386,617
       Hokuetsu Bank, Ltd. (The)........................ 1,206,000  2,355,847
       Hyakugo Bank, Ltd. (The)......................... 1,441,609  5,810,218
       Hyakujushi Bank, Ltd. (The)...................... 1,507,000  4,910,584
       IBJ Leasing Co., Ltd.............................    69,100  1,804,182
   #   Ichigo Group Holdings Co., Ltd...................    59,100    171,700
       Iwai Cosmo Holdings, Inc.........................   112,200  1,444,010
   #   Jimoto Holdings, Inc.............................   191,200    375,263
       Jowa Holdings Co., Ltd...........................    37,700  1,221,128
       Juroku Bank, Ltd. (The).......................... 1,985,000  6,894,168
       kabu.com Securities Co., Ltd.....................   275,400  1,513,031
   #   Kabuki-Za Co., Ltd...............................    39,000  1,893,200
       Kagoshima Bank, Ltd. (The).......................   910,000  5,448,272
       Kansai Urban Banking Corp........................ 1,090,000  1,318,935
       Keihanshin Building Co., Ltd.....................   165,500    850,176
       Keiyo Bank, Ltd. (The)........................... 1,190,000  5,157,473
       Kita-Nippon Bank, Ltd. (The).....................    50,006  1,190,427
   *   Kiyo Bank Ltd (The)..............................   382,290  5,028,852

                                     1676

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Financials -- (Continued)
       Kobayashi Yoko Co., Ltd..........................    15,000 $   40,445
       Kyokuto Securities Co., Ltd......................     9,100    169,554
   #   Land Business Co., Ltd...........................    59,500    259,398
   *   Leopalace21 Corp................................. 1,237,500  6,451,650
       Marusan Securities Co., Ltd......................   385,500  3,423,068
   #   Michinoku Bank, Ltd. (The).......................   795,000  1,557,868
       Mie Bank, Ltd. (The).............................   440,000    969,268
       Minato Bank, Ltd. (The).......................... 1,076,000  1,806,180
   #   Mito Securities Co., Ltd.........................   274,000  1,235,590
       Miyazaki Bank, Ltd. (The)........................   938,000  2,599,723
   #   Money Partners Group Co., Ltd....................    52,400    134,448
       Musashino Bank, Ltd. (The).......................   196,000  6,291,217
   #   Nagano Bank, Ltd. (The)..........................   496,000    887,648
       Nanto Bank, Ltd. (The)...........................   918,000  3,223,815
   *   New Real Property K.K............................    43,900         --
   #   Nisshin Fudosan Co...............................   211,000    790,932
       North Pacific Bank, Ltd.......................... 1,175,300  4,589,646
       Ogaki Kyoritsu Bank, Ltd. (The).................. 2,012,000  5,611,462
       Oita Bank, Ltd. (The)............................   973,900  3,927,749
       Okasan Securities Group, Inc.....................   334,000  3,092,068
       Relo Holdings, Inc...............................    49,200  2,560,719
       Ricoh Leasing Co., Ltd...........................    97,500  2,599,930
   #   SAMTY Co., Ltd...................................       230    164,763
       San-In Godo Bank, Ltd. (The).....................   961,000  6,664,242
       Sankyo Frontier Co., Ltd.........................     2,000     15,873
   #   Sawada Holdings Co., Ltd.........................   121,600  1,425,719
       Senshu Ikeda Holdings, Inc....................... 1,092,400  4,871,226
       Shiga Bank, Ltd. (The)...........................   782,000  3,819,246
       Shikoku Bank, Ltd. (The)......................... 1,055,000  2,308,554
       SHIMANE BANK, Ltd. (The).........................    15,600    203,058
       Shimizu Bank, Ltd. (The).........................    46,300  1,164,099
       Sumitomo Real Estate Sales Co., Ltd..............    61,360  1,897,313
   #   Sun Frontier Fudousan Co., Ltd...................    64,100    850,719
       Taiko Bank, Ltd. (The)...........................   189,000    386,194
       Takagi Securities Co., Ltd.......................   194,000    686,401
       Takara Leben Co., Ltd............................    21,300     67,990
   #   TOC Co., Ltd.....................................   435,250  3,144,688
       Tochigi Bank, Ltd. (The).........................   745,000  2,903,851
       Toho Bank, Ltd. (The)............................ 1,306,200  3,981,860
       Tohoku Bank, Ltd. (The)..........................   541,000    773,233
   #   Tokyo Rakutenchi Co., Ltd........................   218,000    990,123
       Tokyo Theatres Co., Inc..........................   391,000    590,463
       Tokyo Tomin Bank, Ltd. (The).....................   204,700  2,041,732
       Tomato Bank, Ltd.................................   476,000    780,625
       TOMONY Holdings, Inc.............................   854,850  3,361,718
   #   Tosei Corp.......................................    70,200    480,504
       Tottori Bank, Ltd. (The).........................   332,000    589,013
       Towa Bank, Ltd. (The)............................ 1,623,000  1,590,218
       Toyo Securities Co., Ltd.........................   431,000  1,558,151
       Tsukuba Bank, Ltd................................   462,800  1,635,801
       Yachiyo Bank, Ltd. (The).........................    74,500  1,953,082
       Yamagata Bank, Ltd. (The)........................   805,500  3,139,867

                                     1677

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- ------------
   Financials -- (Continued)
       Yamanashi Chuo Bank, Ltd. (The).................. 938,000 $  3,980,418
                                                                 ------------
   Total Financials.....................................          244,174,997
                                                                 ------------
   Health Care -- (4.4%)
       As One Corp......................................  76,368    1,737,274
       Asahi Intecc Co., Ltd............................  37,300    1,502,386
       ASKA Pharmaceutical Co., Ltd..................... 131,000    1,039,693
       Biofermin Pharmaceutical Co., Ltd................   5,600      147,305
       BML, Inc.........................................  63,900    2,166,479
   #   CMIC Holdings Co., Ltd...........................  63,300      819,117
       Create Medic Co., Ltd............................  28,000      259,623
   #   Daiken Medical Co., Ltd..........................  14,200      244,053
       Daito Pharmaceutical Co., Ltd....................  44,100      659,865
       Eiken Chemical Co., Ltd..........................  91,000    1,648,441
   #   EPS Corp.........................................   1,606    1,865,867
       FALCO SD HOLDINGS Co., Ltd.......................  38,700      482,599
       Fuji Pharma Co., Ltd.............................  36,500      657,328
       Fuso Pharmaceutical Industries, Ltd.............. 427,000    1,435,954
       Hogy Medical Co., Ltd............................  66,800    3,453,055
       Iwaki & Co., Ltd................................. 122,000      243,316
   #   Japan Medical Dynamic Marketing, Inc.............  44,900      140,030
       Jeol, Ltd........................................ 176,000      813,271
       JMS Co., Ltd..................................... 156,000      442,444
       Kaken Pharmaceutical Co., Ltd.................... 440,000    7,048,143
       Kawasumi Laboratories, Inc.......................  67,700      419,239
       Kissei Pharmaceutical Co., Ltd................... 106,300    2,508,263
       KYORIN Holdings, Inc............................. 265,900    5,954,264
       Mani, Inc........................................  15,400      586,133
   #   Message Co., Ltd.................................  81,400    2,711,998
       Mochida Pharmaceutical Co., Ltd..................  69,899    4,059,634
       Nagaileben Co., Ltd..............................  58,000      966,351
       Nakanishi, Inc...................................   5,100      763,993
   #   Nichi-iko Pharmaceutical Co., Ltd................ 172,750    2,563,152
       Nichii Gakkan Co................................. 260,500    2,214,880
       Nihon Kohden Corp................................ 180,100    7,021,173
       Nikkiso Co., Ltd................................. 350,000    4,407,059
       Nippon Chemiphar Co., Ltd........................ 180,000      811,078
       Nippon Shinyaku Co., Ltd......................... 269,000    5,262,086
   #   Nipro Corp....................................... 372,600    3,239,273
       Nissui Pharmaceutical Co., Ltd...................  70,500      755,279
   #   Paramount Bed Holdings Co., Ltd..................  75,200    2,452,824
       Psc, Inc.........................................  10,000      258,717
   #   Rion Co., Ltd....................................  27,700      413,335
       Rohto Pharmaceutical Co., Ltd.................... 475,000    7,621,149
       Seed Co., Ltd....................................     200        3,793
       Seikagaku Corp................................... 179,800    2,677,753
       Ship Healthcare Holdings, Inc.................... 193,400    7,388,482
       Shofu, Inc.......................................  24,800      209,366
       Software Service, Inc............................  11,200      404,731
   #   Taiko Pharmaceutical Co., Ltd....................  50,700    1,170,071
       Techno Medica Co., Ltd...........................  18,000      372,274
   #*  tella, Inc.......................................  18,900      412,612
   #   Toho Holdings Co., Ltd........................... 271,900    4,782,028

                                     1678

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Health Care -- (Continued)
      Tokai Corp/Gifu..................................    44,500 $  1,319,866
      Torii Pharmaceutical Co., Ltd....................    65,200    1,976,110
  #   Towa Pharmaceutical Co., Ltd.....................    57,800    2,337,617
      Tsukui Corp......................................   170,000    1,580,263
      Vital KSK Holdings, Inc..........................   184,400    1,239,548
  #*  Wakamoto Pharmaceutical Co., Ltd.................   107,000      282,344
  #   ZERIA Pharmaceutical Co., Ltd....................   105,599    2,811,330
                                                                  ------------
  Total Health Care....................................            110,764,311
                                                                  ------------
  Industrials -- (26.1%)
  *   A&A Material Corp................................   127,000      169,264
      Advan Co., Ltd...................................    96,200    1,083,883
      Advanex, Inc.....................................    73,000      107,196
  #   Aeon Delight Co., Ltd............................     9,600      193,499
      Aica Kogyo Co., Ltd..............................   282,300    5,194,156
      Aichi Corp.......................................   172,400      744,991
  #   Aida Engineering, Ltd............................   302,300    3,361,354
      Alinco, Inc......................................    47,300      525,687
      Alps Logistics Co., Ltd..........................    50,700      535,922
  #   Altech Corp......................................    43,850      424,692
      Anest Iwata Corp.................................   169,000    1,062,240
  *   Arrk Corp........................................    79,400      206,834
  #   Asahi Diamond Industrial Co., Ltd................   303,800    3,228,651
  #   Asahi Kogyosha Co., Ltd..........................   124,000      467,771
  #*  Asanuma Corp.....................................   501,000      733,816
      Asia Air Survey Co., Ltd.........................    23,000       84,244
  #   Asunaro Aoki Construction Co., Ltd...............   154,000      851,112
      Bando Chemical Industries, Ltd...................   452,000    1,781,278
      Benefit One, Inc.................................    98,200      889,369
      Bunka Shutter Co., Ltd...........................   284,000    1,736,484
      Central Glass Co., Ltd........................... 1,125,000    3,537,669
      Central Security Patrols Co., Ltd................    43,700      424,027
      Chiyoda Integre Co., Ltd.........................    50,800      970,494
      Chudenko Corp....................................   130,500    2,324,874
  #   Chugai Ro Co., Ltd...............................   384,000      930,928
      CKD Corp.........................................   322,100    3,262,915
  #   Cosel Co., Ltd...................................   127,900    1,464,093
      CTI Engineering Co., Ltd.........................    60,700      629,766
      Dai-Dan Co., Ltd.................................   156,000      818,362
      Daido Kogyo Co., Ltd.............................   171,000      549,898
      Daifuku Co., Ltd.................................   505,000    5,977,875
      Daihatsu Diesel Manufacturing Co., Ltd...........    74,000      520,190
      Daihen Corp......................................   586,000    2,591,251
      Daiho Corp.......................................    48,000      174,844
      Daiichi Jitsugyo Co., Ltd........................   238,000    1,083,730
  #   Daiki Ataka Engineering Co., Ltd.................    63,000      298,403
  #   Daiseki Co., Ltd.................................   200,163    3,684,250
  #   Daiseki Eco. Solution Co., Ltd...................     7,200      121,063
      Daiwa Industries, Ltd............................   178,000    1,184,321
  #*  Danto Holdings Corp..............................   165,000      199,706
      Denyo Co., Ltd...................................    85,100    1,158,261
      Dijet Industrial Co., Ltd........................    80,000      120,102
      DMG Mori Seiki Co., Ltd..........................   509,700    8,905,348

                                     1679

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       DMW Corp.........................................     4,800 $   76,999
       Duskin Co., Ltd..................................   268,200  5,125,463
       Ebara Jitsugyo Co., Ltd..........................    35,500    459,003
       Eidai Co., Ltd...................................    71,000    424,789
       Emori & Co., Ltd.................................    30,300    622,208
       en-japan, Inc....................................    49,800  1,133,063
   #   Endo Lighting Corp...............................    54,300    978,033
   *   Enshu, Ltd.......................................   281,000    393,454
   #   Freund Corp......................................     3,500     48,074
   #*  Fudo Tetra Corp..................................   842,500  1,373,163
       Fujikura, Ltd.................................... 2,042,000  9,469,102
   #*  Fujisash Co., Ltd................................   296,200    582,558
       Fujitec Co., Ltd.................................   384,000  4,722,289
       Fukuda Corp......................................   508,000  2,170,642
       Fukushima Industries Corp........................    66,400  1,039,896
   #   Fukuyama Transporting Co., Ltd...................   669,400  3,620,716
   *   FULLCAST Holdings Co., Ltd.......................    42,600    108,652
       Funai Consulting, Inc............................   112,400    880,582
       Furukawa Co., Ltd................................ 1,300,000  2,577,808
   #   Furukawa Electric Co., Ltd....................... 3,973,000  9,721,079
       Furusato Industries, Ltd.........................    50,600    584,926
       Futaba Corp......................................   154,300  1,914,420
       Gecoss Corp......................................   112,400  1,034,404
       Glory, Ltd.......................................   305,500  7,571,773
       Hamakyorex Co., Ltd..............................    39,100  1,142,619
       Hanwa Co., Ltd................................... 1,084,000  5,588,159
       Harmonic Drive Systems, Inc......................     2,800     81,851
   #   Hazama Ando Corp.................................   796,000  2,795,850
       Hibiya Engineering, Ltd..........................   131,300  1,514,135
       Hisaka Works, Ltd................................   115,000  1,132,215
       Hitachi Koki Co., Ltd............................   291,400  2,059,528
       Hitachi Metals Techno, Ltd.......................    56,500    620,727
       Hitachi Transport System, Ltd....................   119,400  1,896,475
   #   Hitachi Zosen Corp...............................   879,499  6,322,639
       Hokuetsu Industries Co., Ltd.....................    85,000    358,829
       Hokuriku Electrical Construction Co., Ltd........    64,000    246,158
       Hosokawa Micron Corp.............................   166,000  1,035,635
       Howa Machinery, Ltd..............................    70,500    564,795
       Ichiken Co., Ltd.................................    87,000    148,012
       ICHINEN HOLDINGS Co., Ltd........................   100,300    791,844
       Idec Corp........................................   149,200  1,300,622
       Iino Kaiun Kaisha, Ltd...........................   260,200  1,421,936
       Inaba Denki Sangyo Co., Ltd......................   128,500  4,079,422
       Inaba Seisakusho Co., Ltd........................    58,800    693,931
       Inabata & Co., Ltd...............................   317,300  3,524,901
   #*  Inui Steamship Co., Ltd..........................   128,800    423,119
   #   Inui Warehouse Co., Ltd..........................    23,600    212,715
   #   Iseki & Co., Ltd................................. 1,003,000  2,791,450
       Ishii Iron Works Co., Ltd........................    57,000    156,390
       Itoki Corp.......................................   205,900  1,215,224
   #*  Iwasaki Electric Co., Ltd........................   367,000    732,815
       Iwatani Corp..................................... 1,022,000  5,886,703
       Jalux, Inc.......................................    40,800    471,033

                                     1680

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
   #   Jamco Corp.......................................    80,000 $1,294,634
   #   Japan Airport Terminal Co., Ltd..................   155,700  3,120,009
   #   Japan Foundation Engineering Co., Ltd............   162,500    539,089
       Japan Pulp & Paper Co., Ltd......................   469,000  1,482,591
       Japan Transcity Corp.............................   249,000    783,052
   #   JK Holdings Co., Ltd.............................    92,540    519,998
   #*  Juki Corp........................................   514,000  1,008,596
       Kamei Corp.......................................   153,000  1,144,964
       Kanaden Corp.....................................   116,000    776,302
       Kanagawa Chuo Kotsu Co., Ltd.....................   192,000    943,729
   #   Kanamoto Co., Ltd................................   135,000  3,487,663
       Kandenko Co., Ltd................................   576,000  2,935,359
       Kanematsu Corp................................... 2,253,625  3,878,062
   *   Kanematsu-NNK Corp...............................   125,000    207,067
   #   Katakura Industries Co., Ltd.....................   132,100  1,477,936
       Kato Works Co., Ltd..............................   296,000  1,744,382
       KAWADA TECHNOLOGIES, Inc.........................    61,800  1,510,309
       Kawasaki Kinkai Kisen Kaisha, Ltd................    99,000    297,069
       Keihin Co. Ltd/Minato-Ku Tokyo Japan.............   245,000    392,554
   *   KI Holdings Co., Ltd.............................    54,000    144,841
       King Jim Co., Ltd................................    30,400    196,670
       Kinki Sharyo Co., Ltd............................   185,000    600,792
       Kintetsu World Express, Inc......................    84,200  3,342,122
       Kitagawa Iron Works Co., Ltd.....................   502,000    921,041
       Kitano Construction Corp.........................   242,000    608,381
       Kitazawa Sangyo Co., Ltd.........................    26,000     49,310
       Kito Corp........................................    46,900    902,146
       Kitz Corp........................................   508,700  2,372,289
   *   Kobe Electric Railway Co., Ltd...................     6,000     19,100
       Koike Sanso Kogyo Co., Ltd.......................   149,000    316,455
       Kokusai Co., Ltd.................................    23,300    307,613
       Kokuyo Co., Ltd..................................   458,725  3,199,255
       KOMAIHALTEC, Inc.................................   213,000    645,098
       Komatsu Wall Industry Co., Ltd...................    48,300    953,548
       Komori Corp......................................   407,800  6,359,012
       Kondotec, Inc....................................   114,100    788,127
   #*  Kosaido Co., Ltd.................................   281,500  1,469,349
   #   KRS Corp.........................................    37,200    375,280
   #   Kuroda Electric Co., Ltd.........................   174,000  2,663,062
       Kyodo Printing Co., Ltd..........................   540,000  1,495,465
   *   Kyokuto Boeki Kaisha, Ltd........................    58,000    123,139
       Kyokuto Kaihatsu Kogyo Co., Ltd..................   210,100  2,882,334
       Kyoritsu Printing Co., Ltd.......................     5,400     14,881
       Kyosan Electric Manufacturing Co., Ltd...........   278,000    877,131
       Kyowa Exeo Corp..................................   482,300  6,298,191
       Kyudenko Corp....................................   225,000  1,777,948
   *   Lonseal Corp.....................................   116,000    189,058
       Maeda Corp.......................................   845,000  5,660,814
       Maeda Kosen Co., Ltd.............................    27,500    331,283
       Maeda Road Construction Co., Ltd.................   360,000  5,879,966
       Maezawa Industries, Inc..........................    35,700    115,931
       Maezawa Kasei Industries Co., Ltd................    50,700    517,966
       Maezawa Kyuso Industries Co., Ltd................    52,800    669,271

                                     1681

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Makino Milling Machine Co., Ltd..................   576,000 $4,758,845
       Marubeni Construction Material Lease Co., Ltd....    75,000    155,780
       Marufuji Sheet Piling Co., Ltd...................     7,000     25,871
       Maruka Machinery Co., Ltd........................    28,100    329,264
       Maruyama Manufacturing Co., Inc..................   237,000    585,296
       Maruzen Showa Unyu Co., Ltd......................   309,000  1,000,207
       Matsuda Sangyo Co., Ltd..........................    82,582  1,070,398
       Matsui Construction Co., Ltd.....................   128,600    499,193
       Max Co., Ltd.....................................   197,000  2,180,615
       Meidensha Corp...................................   989,050  3,961,303
   #   Meiji Shipping Co., Ltd..........................   114,200    482,273
       Meisei Industrial Co., Ltd.......................   221,000  1,022,874
       Meitec Corp......................................   156,900  4,183,069
       Meito Transportation Co., Ltd....................    22,000    144,062
   #   Meiwa Corp.......................................   166,400    557,957
       Mesco, Inc.......................................    22,000    175,038
       Mirait Holdings Corp.............................   377,085  3,303,019
       Mitani Corp......................................    64,700  1,361,434
   #*  Mitsubishi Kakoki Kaisha, Ltd....................   369,000    610,406
   #   Mitsubishi Nichiyu Forklift Co., Ltd.............   147,000    946,093
       Mitsubishi Pencil Co., Ltd.......................   104,500  2,419,367
       Mitsuboshi Belting Co., Ltd......................   296,000  1,652,501
       Mitsui Engineering & Shipbuilding Co., Ltd....... 4,170,000  8,134,682
   #   Mitsui Matsushima Co., Ltd.......................   761,000  1,182,135
   #   Mitsui-Soko Co., Ltd.............................   396,000  1,721,811
       Mitsumura Printing Co., Ltd......................    93,000    248,696
       Miura Co., Ltd...................................   157,300  4,078,954
   #*  Miyaji Engineering Group, Inc....................   332,175    851,984
   #   MonotaRO Co., Ltd................................   140,700  2,989,151
       Morita Holdings Corp.............................   239,000  1,871,415
       Moshi Moshi Hotline, Inc.........................   240,800  2,520,036
   #   NAC Co., Ltd.....................................    50,800    837,535
       Nachi-Fujikoshi Corp.............................   913,000  5,764,481
       Nagase & Co., Ltd................................   173,500  2,033,173
       Nakabayashi Co., Ltd.............................   217,000    434,696
       Nakano Corp......................................     5,500     12,979
       Namura Shipbuilding Co., Ltd.....................   182,100  2,491,550
       Narasaki Sangyo Co., Ltd.........................    56,000    179,720
       NDS Co., Ltd.....................................   231,000    650,355
       NEC Capital Solutions, Ltd.......................    45,100  1,058,921
   #   Nichias Corp.....................................   553,000  3,861,582
       Nichiban Co., Ltd................................   122,000    424,192
       Nichiden Corp....................................    24,500    532,736
       Nichiha Corp.....................................   132,380  1,815,274
       Nichireki Co., Ltd...............................   138,000  1,546,760
       Nihon M&A Center, Inc............................    19,300  1,602,776
       Nikkato Corp.....................................       700      2,772
       Nikko Co., Ltd...................................   149,000    894,972
       Nippo Corp.......................................   315,000  4,905,665
   #   Nippon Carbon Co., Ltd...........................   663,000  1,212,214
   *   Nippon Conveyor Co., Ltd.........................   170,000    228,352
       Nippon Densetsu Kogyo Co., Ltd...................   211,000  2,707,641
       Nippon Filcon Co., Ltd...........................    70,900    300,291

                                     1682

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Nippon Hume Corp.................................   112,000 $  983,268
   #   Nippon Jogesuido Sekkei Co., Ltd.................    29,500    378,649
   #   Nippon Kanzai Co., Ltd...........................    43,000    834,897
       Nippon Koei Co., Ltd.............................   372,000  1,643,435
   #   Nippon Konpo Unyu Soko Co., Ltd..................   313,300  5,562,947
   #   Nippon Parking Development Co., Ltd..............   879,100  1,139,583
       Nippon Rietec Co., Ltd...........................     7,000     51,858
       Nippon Road Co., Ltd. (The)......................   395,000  2,094,457
       Nippon Seisen Co., Ltd...........................   103,000    450,324
   #   Nippon Sharyo, Ltd...............................   391,000  1,942,394
   #*  Nippon Sheet Glass Co., Ltd...................... 5,424,000  7,064,299
       Nippon Signal Co., Ltd...........................   291,200  2,558,858
       Nippon Steel & Sumikin Bussan Corp...............   882,599  3,349,990
       Nippon Steel & Sumikin Texeng Co., Ltd...........   274,000  1,059,008
       Nippon Thompson Co., Ltd.........................   375,000  1,849,487
       Nippon Tungsten Co., Ltd.........................    62,000    117,987
       Nishi-Nippon Railroad Co., Ltd...................   876,000  3,324,194
       Nishimatsu Construction Co., Ltd................. 1,855,000  6,394,926
       Nishio Rent All Co., Ltd.........................    84,700  2,248,239
   #   Nissei ASB Machine Co., Ltd......................    22,700    522,636
       Nissei Corp......................................    37,900    333,120
       Nissei Plastic Industrial Co., Ltd...............   250,200  1,512,593
       Nisshinbo Holdings, Inc..........................   839,000  7,298,113
       Nissin Corp......................................   377,000  1,035,527
   #   Nissin Electric Co., Ltd.........................   284,000  1,490,042
   #   Nitta Corp.......................................   112,800  2,545,566
   #   Nitto Boseki Co., Ltd............................   838,000  3,638,585
       Nitto Kogyo Corp.................................   149,000  2,578,374
       Nitto Kohki Co., Ltd.............................    68,300  1,222,595
       Nitto Seiko Co., Ltd.............................   138,000    447,917
       Nittoc Construction Co., Ltd.....................   154,100    575,466
       Nittoku Engineering Co., Ltd.....................    79,500    694,196
       Noda Corp........................................   158,100    968,519
       Nomura Co., Ltd..................................   220,000  1,877,223
       Noritake Co., Ltd/Nagoya.........................   588,000  1,441,239
   #   Noritz Corp......................................   164,200  3,435,520
   #*  NS United Kaiun Kaisha, Ltd......................   574,000  1,510,741
   #   Obara Group, Inc.................................    62,600  1,952,565
       Obayashi Road Corp...............................   175,000  1,011,850
       Odelic Co., Ltd..................................     1,400     40,614
   #   Oiles Corp.......................................   138,142  3,218,138
       Okabe Co., Ltd...................................   217,600  2,726,947
   *   Okamoto Machine Tool Works, Ltd..................   166,000    202,289
       Okamura Corp.....................................   364,900  3,031,804
   *   OKI Electric Cable Co., Ltd......................    90,000    162,420
   #   OKK Corp.........................................   419,000    570,521
   #   OKUMA Corp.......................................   792,000  7,597,132
       Okumura Corp.....................................   951,400  4,215,857
   #   Onoken Co., Ltd..................................    75,600    910,249
       Organo Corp......................................   221,000  1,013,501
       OSG Corp.........................................   401,700  7,436,107
   #   Outsourcing, Inc.................................    37,400    412,248
       Oyo Corp.........................................   109,600  1,700,460

                                     1683

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
   #   Pasco Corp.......................................   101,000 $  475,168
       Pasona Group, Inc................................    96,900    607,887
       Penta-Ocean Construction Co., Ltd................ 1,646,000  5,915,892
       Pilot Corp.......................................    81,700  2,481,372
   #   Prestige International, Inc......................    74,100    715,103
       Pronexus, Inc....................................   133,200    848,696
   #   PS Mitsubishi Construction Co., Ltd..............    37,300    164,708
       Raito Kogyo Co., Ltd.............................   286,500  1,934,020
       Rheon Automatic Machinery Co., Ltd...............    64,000    375,623
       Ryobi, Ltd.......................................   710,200  2,887,777
       Sakai Heavy Industries, Ltd......................   224,000    797,681
       Sakai Moving Service Co., Ltd....................    10,300    350,320
   #*  Sanix, Inc.......................................   100,300    850,315
       Sanki Engineering Co., Ltd.......................   340,000  2,082,836
   #   Sanko Metal Industrial Co., Ltd..................   136,000    354,751
       Sankyo Tateyama, Inc.............................   171,000  3,992,736
       Sankyu, Inc...................................... 1,545,000  5,816,927
       Sanritsu Corp....................................     6,500     35,092
       Sanwa Holdings Corp.............................. 1,215,000  8,467,999
       Sanyo Denki Co., Ltd.............................   223,000  1,483,496
       Sanyo Engineering & Construction, Inc............    48,000    232,267
       Sanyo Industries, Ltd............................    99,000    175,135
   #*  Sasebo Heavy Industries Co., Ltd.................   701,000    924,722
   #   Sata Construction Co., Ltd.......................   384,000    472,834
   #   Sato Holdings Corp...............................   115,100  2,544,320
       Sato Shoji Corp..................................    65,300    426,724
       SBS Holdings, Inc................................     6,000    101,149
       Secom Joshinetsu Co., Ltd........................    33,900    833,881
       Seibu Electric Industry Co., Ltd.................    67,000    304,075
       Seika Corp.......................................   322,000    762,987
   #*  Seikitokyu Kogyo Co., Ltd........................   713,000    949,994
       Seino Holdings Co., Ltd..........................   528,000  4,985,514
       Sekisui Jushi Corp...............................   168,000  2,350,561
   #   Senko Co., Ltd...................................   497,000  2,431,467
   #   Senshu Electric Co., Ltd.........................    37,300    484,096
       Shibusawa Warehouse Co., Ltd. (The)..............   265,000    941,357
   #   Shibuya Kogyo Co., Ltd...........................    44,100  1,126,179
   #   Shima Seiki Manufacturing, Ltd...................   152,300  2,483,985
       Shin Nippon Air Technologies Co., Ltd............    88,780    545,867
       Shin-Keisei Electric Railway Co., Ltd............   182,000    653,529
       Shinmaywa Industries, Ltd........................   473,000  4,068,276
       Shinnihon Corp...................................   194,800    574,217
       Shinsho Corp.....................................   254,000    537,060
       Shinwa Co. Ltd/Nagoya............................     8,400     98,800
       Shoko Co., Ltd...................................   390,000    591,135
   #   Showa Aircraft Industry Co., Ltd.................    27,000    367,364
   #   Sinfonia Technology Co., Ltd.....................   574,000    921,346
       Sinko Industries, Ltd............................    87,000    648,490
       Sintokogio, Ltd..................................   259,800  1,975,363
       Soda Nikka Co., Ltd..............................    67,000    288,393
       Sodick Co., Ltd..................................   259,300  1,113,114
       Sohgo Security Services Co., Ltd.................   338,100  6,328,032
       Sotetsu Holdings, Inc............................   871,000  3,133,368

                                     1684

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Industrials -- (Continued)
       Space Co., Ltd...................................    73,420 $  618,104
       Srg Takamiya Co., Ltd............................    16,900    222,408
   #   Star Micronics Co., Ltd..........................   221,600  2,560,644
       Subaru Enterprise Co., Ltd.......................    59,000    214,211
       Sugimoto & Co., Ltd..............................    34,100    319,316
   #   Sumitomo Densetsu Co., Ltd.......................    98,100  1,429,659
   #*  Sumitomo Mitsui Construction Co., Ltd............ 3,611,900  4,027,591
       Sumitomo Precision Products Co., Ltd.............   180,000    759,514
       Sumitomo Warehouse Co., Ltd. (The)...............   754,000  4,001,737
   #*  SWCC Showa Holdings Co., Ltd..................... 1,732,000  1,865,272
       Tadano, Ltd......................................   213,579  3,000,284
       Taihei Dengyo Kaisha, Ltd........................   193,000  1,225,724
       Taiheiyo Kouhatsu, Inc...........................   353,000    378,484
       Taikisha, Ltd....................................   162,300  3,517,005
       Takada Kiko Co., Ltd.............................    90,000    188,789
       Takano Co., Ltd..................................    51,100    279,883
   #   Takaoka Toko Holdings Co., Ltd...................    44,820    791,008
       Takara Printing Co., Ltd.........................    38,055    265,929
       Takara Standard Co., Ltd.........................   509,000  3,639,406
       Takasago Thermal Engineering Co., Ltd............   328,800  2,949,072
   #   Takashima & Co., Ltd.............................   192,000    465,734
   #   Takeei Corp......................................    83,400    898,804
   #   Takeuchi Manufacturing Co., Ltd..................    66,400  1,954,726
       Takigami Steel Construction Co., Ltd. (The)......    50,000    308,939
   #   Takisawa Machine Tool Co., Ltd...................   349,000    546,034
       Takuma Co., Ltd..................................   392,000  3,523,208
   #   Tanseisha Co., Ltd...............................   137,800    707,538
   #   Tatsuta Electric Wire and Cable Co., Ltd.........   260,200  1,540,722
       TECHNO ASSOCIE Co., Ltd..........................    58,400    680,958
       Techno Ryowa, Ltd................................    71,390    351,523
   #   Teikoku Electric Manufacturing Co., Ltd..........    41,500  1,093,973
       Teikoku Sen-I Co., Ltd...........................   119,000  1,472,974
   #*  Tekken Corp......................................   763,000  2,112,516
   #   Temp Holdings Co., Ltd...........................    14,600    436,677
       Teraoka Seisakusho Co., Ltd......................    53,600    215,765
   #*  Toa Corp......................................... 1,060,000  2,282,776
       TOA ROAD Corp....................................   246,000  1,209,630
   #*  Tobishima Corp...................................   913,000  1,395,497
       Tocalo Co., Ltd..................................    81,900  1,359,864
       Toda Corp........................................ 1,143,000  3,802,560
       Toenec Corp......................................   212,000  1,312,268
       TOKAI Holdings Corp..............................   484,300  1,571,404
       Tokai Lease Co., Ltd.............................   154,000    287,794
       Tokyo Energy & Systems, Inc......................   143,000    729,673
   #   Tokyo Keiki, Inc.................................   319,000    881,235
   #*  Tokyo Kikai Seisakusho, Ltd......................   225,000    229,291
       Tokyo Sangyo Co., Ltd............................    81,000    311,521
       Toli Corp........................................   252,000    510,759
   #   Tomoe Corp.......................................   150,100    659,373
       Tomoe Engineering Co., Ltd.......................    36,200    565,374
       Tonami Holdings Co., Ltd.........................   331,000    652,353
       Toppan Forms Co., Ltd............................   280,000  2,427,592
       Torishima Pump Manufacturing Co., Ltd............   111,200  1,187,718

                                     1685

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Industrials -- (Continued)
      Toshiba Machine Co., Ltd.........................   641,000 $  3,461,084
      Toshiba Plant Systems & Services Corp............   228,450    3,380,617
  #   Tosho Printing Co., Ltd..........................   243,000      959,074
      Totetsu Kogyo Co., Ltd...........................   140,300    2,825,106
  #   Toyo Construction Co., Ltd.......................   340,800    1,219,769
  #   Toyo Denki Seizo - Toyo Electric Manufacturing
        Co., Ltd.......................................   213,000      702,234
  #   Toyo Engineering Corp............................   653,400    2,846,640
      Toyo Machinery & Metal Co., Ltd..................    42,400      216,084
  #   Toyo Tanso Co., Ltd..............................    68,900    1,348,539
  #   Toyo Wharf & Warehouse Co., Ltd..................   317,000      731,512
      Trancom Co., Ltd.................................    40,000    1,463,014
      Trinity Industrial Corp..........................    19,000       92,306
      Trusco Nakayama Corp.............................   107,400    2,472,638
      Tsubakimoto Chain Co.............................   779,700    6,156,542
      Tsubakimoto Kogyo Co., Ltd.......................   117,000      334,123
  #*  Tsudakoma Corp...................................   272,000      444,535
  #   Tsugami Corp.....................................   368,000    2,130,767
      Tsukishima Kikai Co., Ltd........................   127,000    1,277,188
      Tsurumi Manufacturing Co., Ltd...................    94,000    1,136,802
      TTK Co., Ltd.....................................    62,000      285,941
      Uchida Yoko Co., Ltd.............................   331,000      919,932
  #   Ueki Corp........................................   364,000      714,353
      Union Tool Co....................................    64,700    1,632,075
      Ushio, Inc.......................................   267,800    3,179,562
      Utoc Corp........................................    92,900      327,842
  #*  Wakachiku Construction Co., Ltd.................. 1,204,000    1,440,316
      Wakita & Co., Ltd................................   197,000    2,209,444
  #   Weathernews, Inc.................................    37,900      969,027
  #   Yahagi Construction Co., Ltd.....................   147,200    1,362,793
      YAMABIKO Corp....................................    35,182    1,220,569
      Yamato Corp......................................    82,000      269,444
      Yamaura Corp.....................................    25,000       66,023
      Yamazen Corp.....................................   305,500    1,781,775
      Yasuda Warehouse Co., Ltd. (The).................   100,100      969,796
      Yokogawa Bridge Holdings Corp....................   170,400    2,316,234
      Yondenko Corp....................................   132,800      472,875
      Yuasa Trading Co., Ltd...........................   996,000    2,077,619
      Yuken Kogyo Co., Ltd.............................   183,000      414,587
  #   Yumeshin Holdings Co., Ltd.......................    55,900      489,591
      Yurtec Corp......................................   256,000      888,411
      Yusen Logistics Co., Ltd.........................   103,200    1,231,118
  #   Yushin Precision Equipment Co., Ltd..............    14,534      318,998
      Zuiko Corp.......................................     8,800      471,276
                                                                  ------------
  Total Industrials....................................            665,852,703
                                                                  ------------
  Information Technology -- (10.6%)
  #   A&D Co., Ltd.....................................    94,100      553,018
      Ai Holdings Corp.................................   255,500    3,430,177
      Aichi Tokei Denki Co., Ltd.......................   192,000      555,590
  #   Aiphone Co., Ltd.................................    84,900    1,388,237
  #   Allied Telesis Holdings KK.......................   470,700      462,722
      Alpha Systems, Inc...............................    35,560      462,730
  *   Alps Electric Co., Ltd........................... 1,052,600   13,757,758

                                     1686

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Information Technology -- (Continued)
       Amano Corp.......................................   351,700 $3,660,201
       Anritsu Corp.....................................   400,400  4,389,205
       AOI Electronic Co., Ltd..........................    35,200    599,783
       Argo Graphics, Inc...............................    25,600    436,215
       Arisawa Manufacturing Co., Ltd...................   186,600  1,041,805
       Asahi Net, Inc...................................    74,000    372,880
   #   Axell Corp.......................................    43,600    741,383
       Azbil Corp.......................................   178,400  4,218,856
   #   Bit-isle, Inc....................................   112,900    800,007
       CAC Corp.........................................    72,400    660,507
       Canon Electronics, Inc...........................   127,100  2,422,927
   #   Capcom Co., Ltd..................................   184,900  3,611,470
       Chino Corp.......................................   165,000    355,860
   #   CMK Corp.........................................   263,200    653,553
       Computer Engineering & Consulting, Ltd...........    69,400    452,755
       CONEXIO Corp.....................................   104,600    855,017
       Core Corp........................................    37,100    274,964
       Cresco, Ltd......................................    23,200    217,075
       Cybernet Systems Co., Ltd........................    12,000     44,183
   #   Cybozu, Inc......................................   115,700    479,103
   #   Dai-ichi Seiko Co., Ltd..........................    53,200    636,818
   #   Daishinku Corp...................................   193,000    820,325
       Daito Electron Co., Ltd..........................     5,900     21,847
       Daiwabo Holdings Co., Ltd........................ 1,152,000  2,258,930
       Denki Kogyo Co., Ltd.............................   319,000  2,062,793
       DKK-Toa Corp.....................................    38,200    178,543
       DTS Corp.........................................   114,800  2,167,043
   #   Dwango Co., Ltd..................................   103,400  2,580,997
       Eizo Corp........................................    99,300  2,497,907
       Elecom Co., Ltd..................................    43,500    626,869
   #   Elematec Corp....................................    39,871    686,739
   #   EM Systems Co., Ltd..............................    11,500    229,513
   #   Enplas Corp......................................    45,000  2,996,639
   #   ESPEC Corp.......................................   123,100    995,955
       Excel Co., Ltd...................................    36,400    444,216
       Faith, Inc.......................................    27,910    290,906
   #*  FDK Corp.........................................    99,000    148,679
       Ferrotec Corp....................................   179,000  1,145,941
   #   Fuji Electronics Co., Ltd........................    55,100    757,652
       Fuji Soft, Inc...................................   120,000  2,790,865
   #   Fujitsu Frontech, Ltd............................    77,500  1,089,752
   #   Furuno Electric Co., Ltd.........................    86,500    623,805
   #   Furuya Metal Co., Ltd............................    10,800    224,072
       Future Architect, Inc............................   114,800    704,526
       GMO Payment Gateway, Inc.........................    11,700    557,406
       Gurunavi, Inc....................................    83,100  2,337,535
       Hakuto Co., Ltd..................................    85,700    848,924
   #   Hioki EE Corp....................................    45,400    619,282
       Hitachi Kokusai Electric, Inc....................   189,500  2,489,358
       Hochiki Corp.....................................    97,000    549,468
   #   Hokuriku Electric Industry Co., Ltd..............   398,000    611,251
   #   Horiba, Ltd......................................   218,850  7,922,825
       Hosiden Corp.....................................   351,400  1,761,702

                                     1687

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES   VALUE++
                                                          ------- ----------
    Information Technology -- (Continued)
        I-Net Corp.......................................  47,800 $  378,610
        Icom, Inc........................................  49,700  1,110,833
    #*  Ikegami Tsushinki Co., Ltd....................... 268,000    294,283
        Imagica Robot Holdings, Inc......................   2,200     12,714
        Ines Corp........................................ 202,300  1,487,591
    #   Infocom Corp.....................................  73,800    629,507
    #   Infomart Corp....................................  33,100    551,614
        Information Services International-Dentsu, Ltd...  76,700    824,691
        Innotech Corp....................................  92,200    436,100
        Internet Initiative Japan, Inc................... 167,100  4,102,568
        Iriso Electronics Co., Ltd.......................  45,400  2,079,967
        IT Holdings Corp................................. 448,301  7,415,333
        Itfor, Inc.......................................  99,500    468,420
        Iwatsu Electric Co., Ltd......................... 541,000    507,602
    #   Japan Aviation Electronics Industry, Ltd......... 349,600  5,297,453
        Japan Digital Laboratory Co., Ltd................ 117,300  1,749,002
    #*  Japan Radio Co., Ltd............................. 304,000  1,033,588
        Jastec Co., Ltd..................................  61,400    467,696
    #   JBCC Holdings, Inc...............................  84,900    652,325
    *   Justsystems Corp................................. 165,300  1,407,922
        Kaga Electronics Co., Ltd........................ 116,400  1,433,245
        Kanematsu Electronics, Ltd.......................  83,100  1,095,935
        Koa Corp......................................... 189,200  2,086,318
        Kyoden Co., Ltd..................................   1,300      2,525
    #   Kyoei Sangyo Co., Ltd............................  97,000    172,209
        Kyowa Electronics Instruments Co., Ltd...........  59,000    240,584
    #   LAC Co., Ltd.....................................  61,400    351,051
    #   Lasertec Corp....................................  79,900    847,700
    *   Livesense, Inc...................................  34,600    734,792
        Macnica, Inc.....................................  57,900  1,710,448
        Marubun Corp.....................................  98,500    567,320
    #   Maruwa Co. Ltd/Aichi.............................  53,800  1,829,509
    #   Marvelous AQL, Inc............................... 163,400  1,066,203
        Megachips Corp................................... 104,400  1,423,626
        Meiko Electronics Co., Ltd.......................  70,200    538,864
    #   Melco Holdings, Inc..............................  77,000  1,265,542
    #   Micronics Japan Co., Ltd.........................  31,200  1,745,647
        Mimasu Semiconductor Industry Co., Ltd...........  94,181    782,808
    #   Miraial Co., Ltd.................................  33,800    501,558
        Miroku Jyoho Service Co., Ltd....................  99,500    416,484
        Mitsubishi Research Institute, Inc...............  23,300    493,224
        Mitsui High-Tec, Inc............................. 146,300    972,758
    #   Mitsui Knowledge Industry Co., Ltd............... 364,300    571,473
    *   Mitsumi Electric Co., Ltd........................ 560,900  3,975,148
    #   MTI, Ltd.........................................  36,800    559,677
    #   Mutoh Holdings Co., Ltd.......................... 101,000    479,708
        Nagano Keiki Co., Ltd............................   5,500     35,781
        Nakayo Telecommunications, Inc................... 411,000  1,376,907
        NEC Fielding, Ltd................................  97,600  1,376,774
        NEC Networks & System Integration Corp........... 140,600  3,265,215
    #   NET One Systems Co., Ltd......................... 493,600  3,067,426
    *   New Japan Radio Co., Ltd.........................  12,000     42,611
        Nichicon Corp.................................... 302,300  2,571,625

                                     1688

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
  Information Technology -- (Continued)
      Nidec Copal Electronics Corp.....................    87,400 $   658,194
      NIFTY Corp.......................................    47,400     608,254
  #   Nihon Dempa Kogyo Co., Ltd.......................   105,700     893,908
  #   Nihon Unisys, Ltd................................   274,175   2,786,297
  #   Nippon Ceramic Co., Ltd..........................    88,600   1,360,941
  *   Nippon Chemi-Con Corp............................   781,000   2,563,058
      Nippon Kodoshi Corp..............................     6,200      66,375
      Nippon Systemware Co., Ltd.......................    27,900     132,807
      Nohmi Bosai, Ltd.................................   135,000   1,389,793
  #   NS Solutions Corp................................    97,800   2,498,953
      NSD Co., Ltd.....................................   202,500   2,780,600
      Nuflare Technology, Inc..........................    15,200   1,586,047
      OBIC Business Consultants, Ltd...................    20,300     682,476
      Ohara, Inc.......................................    47,600     280,652
      Okaya Electric Industries Co., Ltd...............    73,000     270,288
  #*  Oki Electric Industry Co., Ltd................... 2,615,000   5,933,224
      ONO Sokki Co., Ltd...............................   114,000     530,961
      Optex Co., Ltd...................................    59,300     926,593
  #   Origin Electric Co., Ltd.........................   168,000     520,668
  #   Osaki Electric Co., Ltd..........................   173,000   1,025,518
      Panasonic Industrial Devices SUNX Co., Ltd.......   110,800     511,833
      Panasonic Information Systems....................    15,700     425,104
      PCA Corp.........................................     2,500      34,524
      Riken Keiki Co., Ltd.............................    82,300     694,081
      Riso Kagaku Corp.................................    91,800   1,824,456
      Ryoden Trading Co., Ltd..........................   173,000   1,216,230
      Ryosan Co., Ltd..................................   189,600   3,953,507
      Ryoyo Electro Corp...............................   113,200   1,196,863
  #   Sanken Electric Co., Ltd.........................   610,000   4,201,734
      Sanshin Electronics Co., Ltd.....................   154,200   1,093,883
      Satori Electric Co., Ltd.........................    79,080     484,389
      Saxa Holdings, Inc...............................   307,000     460,068
      Shibaura Electronics Co., Ltd....................    15,900     272,995
  #*  Shibaura Mechatronics Corp.......................   199,000     457,781
      Shindengen Electric Manufacturing Co., Ltd.......   410,000   2,522,789
  #   Shinkawa, Ltd....................................    68,300     400,337
      Shinko Electric Industries Co., Ltd..............   403,000   3,089,470
      Shinko Shoji Co., Ltd............................   125,200   1,104,271
      Shizuki Electric Co., Inc........................   103,000     461,453
      Siix Corp........................................    87,200   1,219,820
  #   SMK Corp.........................................   347,000   1,681,683
      SMS Co., Ltd.....................................    29,100     597,535
  #   Softbank Technology Corp.........................    15,400     209,290
  *   Softbrain Co., Ltd...............................     7,700      10,375
      Soshin Electric Co., Ltd.........................     4,600      17,561
  #   Square Enix Holdings Co., Ltd....................   372,200  10,493,561
      SRA Holdings.....................................    51,300     699,639
      Sumida Corp......................................    86,249     429,433
  #   Sun-Wa Technos Corp..............................    16,500     143,052
      Systena Corp.....................................   117,600     857,688
  #*  Tabuchi Electric Co., Ltd........................   102,000     465,700
      Tachibana Eletech Co., Ltd.......................    63,300     821,958
  #   Taiyo Yuden Co., Ltd.............................   619,100   7,446,004

                                     1689

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
  Information Technology -- (Continued)
      Tamura Corp......................................   422,000 $  1,187,926
  #*  Teac Corp........................................   295,000      251,315
      Tecmo Koei Holdings Co., Ltd.....................   150,730    1,837,437
      Teikoku Tsushin Kogyo Co., Ltd...................   215,000      359,404
      TKC Corp.........................................   110,100    2,046,304
  #   Tokyo Electron Device, Ltd.......................    34,200      518,748
      Tokyo Seimitsu Co., Ltd..........................   216,900    4,224,599
      Tomen Devices Corp...............................     2,400       42,535
      Tomen Electronics Corp...........................    61,000      977,438
      Topcon Corp......................................   152,100    2,096,628
      Tose Co., Ltd....................................    22,100      180,081
      Toshiba TEC Corp.................................   697,000    4,623,039
      Toukei Computer Co., Ltd.........................    26,810      396,750
  #   Towa Corp........................................   112,000      534,995
      Toyo Corp........................................   153,600    1,571,047
      Transcosmos, Inc.................................   137,700    2,878,702
      UKC Holdings Corp................................    59,800      964,415
  *   Ulvac, Inc.......................................   238,300    3,888,232
  *   Uniden Corp......................................   377,000    1,141,178
  #   UT Holdings Co., Ltd.............................   144,600      773,614
      Wellnet Corp.....................................    31,500      595,191
      Y A C Co., Ltd...................................    37,700      200,015
  #*  Yamaichi Electronics Co., Ltd....................    75,700      337,096
      Yashima Denki Co., Ltd...........................     7,700       33,718
      Yokowo Co., Ltd..................................    84,300      449,761
  #   Zappallas, Inc...................................    52,200      384,417
  #   Zuken, Inc.......................................    94,600      772,768
                                                                  ------------
  Total Information Technology.........................            270,347,605
                                                                  ------------
  Materials -- (10.2%)
      Achilles Corp....................................   874,000    1,232,566
      ADEKA Corp.......................................   494,600    5,441,875
  #   Agro-Kanesho Co., Ltd............................    14,000      116,865
      Aichi Steel Corp.................................   587,000    2,360,020
      Alconix Corp.....................................    25,700      556,885
      Arakawa Chemical Industries, Ltd.................    79,200      698,294
  #   Araya Industrial Co., Ltd........................   276,000      406,789
      Asahi Holdings, Inc..............................   139,150    2,600,435
      Asahi Organic Chemicals Industry Co., Ltd........   391,000      826,665
      Asahi Printing Co., Ltd..........................       800       17,696
      C Uyemura & Co., Ltd.............................    17,800      834,278
  *   Carlit Holdings Co., Ltd.........................    67,500      314,146
      Chuetsu Pulp & Paper Co., Ltd....................   568,000    1,181,034
  #*  Chugai Mining Co., Ltd........................... 1,012,400      315,132
      Chugoku Marine Paints, Ltd.......................   341,000    1,847,369
  *   Chuo Denki Kogyo Co., Ltd........................   100,100      328,364
  *   Co-Op Chemical Co., Ltd..........................   159,000      223,030
      Dai Nippon Toryo Co., Ltd........................   683,000    1,080,070
      Daiichi Kigenso Kagaku-Kogyo Co., Ltd............     8,200      208,666
      Daiken Corp......................................   401,000    1,028,679
      Daiki Aluminium Industry Co., Ltd................   142,000      370,786
      Dainichiseika Color & Chemicals Manufacturing
        Co., Ltd.......................................   376,000    1,680,572
  #   Daio Paper Corp..................................   526,500    4,521,346

                                     1690

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
       Daiso Co., Ltd...................................   411,000 $1,472,462
   #   DC Co., Ltd......................................   113,900    687,833
       Denki Kagaku Kogyo KK............................   387,000  1,484,183
   #   DKS Co., Ltd.....................................   197,000    619,175
       Dynapac Co., Ltd.................................    25,000     62,165
       Earth Chemical Co., Ltd..........................    52,700  1,771,534
   #   FP Corp..........................................    68,000  4,240,178
       Fuji Seal International, Inc.....................   121,900  4,048,022
       Fujikura Kasei Co., Ltd..........................   138,000    788,830
       Fujimi, Inc......................................   108,700  1,338,200
       Fujimori Kogyo Co., Ltd..........................    69,200  1,604,951
       Fumakilla, Ltd...................................    45,000    142,547
       Fuso Chemical Co., Ltd...........................     2,900     77,623
       Godo Steel, Ltd..................................   899,000  1,524,301
   #   Gun-Ei Chemical Industry Co., Ltd................   276,000  1,160,909
       Harima Chemicals Group, Inc......................    73,300    329,667
   #   Hodogaya Chemical Co., Ltd.......................   289,000    559,354
       Hokkan Holdings, Ltd.............................   283,000    886,864
   #   Hokko Chemical Industry Co., Ltd.................    90,000    300,833
   #   Hokuetsu Kishu Paper Co., Ltd....................   862,199  3,755,668
       Honshu Chemical Industry Co., Ltd................    14,000     87,895
   #   Ihara Chemical Industry Co., Ltd.................   211,000  1,500,436
       Ise Chemical Corp................................    83,000    672,035
   *   Ishihara Sangyo Kaisha, Ltd...................... 1,854,500  2,152,827
       Ishizuka Glass Co., Ltd..........................   119,000    341,596
       JCU Corp.........................................    11,900    671,108
       JSP Corp.........................................   103,900  1,531,365
   #*  Kanto Denka Kogyo Co., Ltd.......................    91,000    211,721
       Katakura Chikkarin Co., Ltd......................    43,000    113,335
       Kawakin Holdings Co., Ltd........................    11,000     29,215
       Kawasaki Kasei Chemicals, Ltd....................    84,000    127,996
       Koatsu Gas Kogyo Co., Ltd........................   163,493    909,966
       Kogi Corp........................................    30,000     57,059
       Kohsoku Corp.....................................    61,900    542,490
       Konishi Co., Ltd.................................    87,400  1,646,980
       Krosaki Harima Corp..............................   260,000    591,445
       Kumiai Chemical Industry Co., Ltd................   271,000  1,565,973
       Kureha Corp......................................   736,500  3,360,917
       Kurimoto, Ltd....................................   702,000  1,616,587
   #   Kyoei Steel, Ltd.................................    95,200  1,908,750
       Kyowa Leather Cloth Co., Ltd.....................    71,700    353,470
       Lintec Corp......................................   264,300  4,824,563
       MEC Co., Ltd.....................................    76,500    527,538
       Mitani Sekisan Co., Ltd..........................    17,000    198,492
   *   Mitsubishi Paper Mills, Ltd...................... 1,542,000  1,484,100
       Mitsubishi Steel Manufacturing Co., Ltd..........   743,000  1,855,273
       Mitsui Mining & Smelting Co., Ltd................ 3,353,000  8,928,691
       MORESCO Corp.....................................    23,400    373,643
       Mory Industries, Inc.............................   156,000    637,187
   #*  Nakayama Steel Works, Ltd........................   422,000    370,669
       Neturen Co., Ltd.................................   154,500  1,156,575
   #*  New Japan Chemical Co., Ltd......................   182,300    460,561
       Nichia Steel Works, Ltd..........................   175,900    620,813

                                     1691

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                         --------- ----------
   Materials -- (Continued)
       Nihon Kagaku Sangyo Co., Ltd.....................    78,000 $  599,232
       Nihon Nohyaku Co., Ltd...........................   252,000  3,516,161
       Nihon Parkerizing Co., Ltd.......................   271,000  5,858,497
       Nihon Yamamura Glass Co., Ltd....................   491,000    877,941
   #   Nippon Carbide Industries Co., Inc...............   369,000    952,059
   #*  Nippon Chemical Industrial Co., Ltd..............   491,000    654,556
       Nippon Chutetsukan KK............................   113,000    243,296
       Nippon Concrete Industries Co., Ltd..............   180,000    901,439
   #   Nippon Denko Co., Ltd............................   514,000  1,476,968
       Nippon Fine Chemical Co., Ltd....................    85,600    520,970
   #   Nippon Kasei Chemical Co., Ltd...................   183,000    260,914
   *   Nippon Kinzoku Co., Ltd..........................   264,000    352,684
   #*  Nippon Koshuha Steel Co., Ltd....................   458,000    475,421
       Nippon Light Metal Holdings Co., Ltd............. 3,026,200  4,293,171
   #   Nippon Paper Industries Co., Ltd.................   174,000  3,131,791
       Nippon Pillar Packing Co., Ltd...................   113,000    738,167
       Nippon Soda Co., Ltd.............................   785,000  4,459,870
       Nippon Synthetic Chemical Industry Co., Ltd.
         (The)..........................................   289,000  2,573,958
   #   Nippon Valqua Industries, Ltd....................   465,000  1,264,212
   #   Nisshin Steel Holdings Co., Ltd..................   453,992  4,816,948
       Nitta Gelatin, Inc...............................     3,000     28,080
       Nittetsu Mining Co., Ltd.........................   375,000  1,747,609
       Nitto FC Co., Ltd................................    72,000    440,407
       NOF Corp.........................................   833,000  5,820,137
       Okamoto Industries, Inc..........................   414,000  1,358,732
       Okura Industrial Co., Ltd........................   305,000    984,447
       Osaka Organic Chemical Industry, Ltd.............    66,000    295,357
       Osaka Steel Co., Ltd.............................    77,700  1,308,273
   #   OSAKA Titanium Technologies Co., Ltd.............    81,600  1,313,138
   #   Pacific Metals Co., Ltd..........................   823,000  2,863,685
       Pack Corp. (The).................................    75,200  1,305,923
   #*  Rasa Industries, Ltd.............................   430,000    684,773
       Rengo Co., Ltd................................... 1,219,000  6,413,545
       Riken Technos Corp...............................   203,000  1,218,410
       Sakai Chemical Industry Co., Ltd.................   535,000  1,611,186
       Sakata INX Corp..................................   242,000  2,190,577
       Sanyo Chemical Industries, Ltd...................   347,000  2,423,027
       Sanyo Special Steel Co., Ltd.....................   592,300  2,622,018
   #   Seiko PMC Corp...................................    13,500    106,995
       Sekisui Plastics Co., Ltd........................   235,000    644,083
       Shikoku Chemicals Corp...........................   239,000  1,829,684
       Shin-Etsu Polymer Co., Ltd.......................   249,100    925,773
       Shinagawa Refractories Co., Ltd..................   246,000    533,043
       Shinko Wire Co., Ltd.............................   184,000    323,191
       Stella Chemifa Corp..............................    53,600    797,617
       Sumitomo Bakelite Co., Ltd....................... 1,158,000  4,317,523
       Sumitomo Osaka Cement Co., Ltd................... 2,274,000  8,502,371
   #   Sumitomo Seika Chemicals Co., Ltd................   259,000  2,059,835
       T Hasegawa Co., Ltd..............................   122,900  1,707,718
       T&K Toka Co., Ltd................................    34,100    726,035
       Taisei Lamick Co., Ltd...........................    27,600    717,430
       Taiyo Holdings Co., Ltd..........................    86,400  2,802,543
       Takasago International Corp......................   433,000  2,386,573

                                     1692

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
Materials -- (Continued)
      Takiron Co., Ltd...............................    304,000 $    1,293,802
*     Tanaka Chemical Corp...........................      1,100          4,961
      Tayca Corp.....................................    159,000        453,092
      Tenma Corp.....................................     87,000      1,198,456
#     Toagosei Co., Ltd..............................  1,252,000      5,151,522
#     Toda Kogyo Corp................................    220,000        594,865
#     Toho Titanium Co., Ltd.........................    132,500        861,854
      Toho Zinc Co., Ltd.............................    741,000      2,599,307
#     Tokai Carbon Co., Ltd..........................  1,202,000      3,852,196
      Tokushu Tokai Paper Co., Ltd...................    551,580      1,134,043
      Tokuyama Corp..................................  1,979,000      7,907,535
      Tokyo Ohka Kogyo Co., Ltd......................    180,800      3,591,796
#*    Tokyo Rope Manufacturing Co., Ltd..............    127,000        198,621
#*    Tokyo Steel Manufacturing Co., Ltd.............    654,900      3,309,143
      Tokyo Tekko Co., Ltd...........................    232,000        843,117
      Tomoegawa Co., Ltd.............................    125,000        237,585
      Tomoku Co., Ltd................................    320,000      1,033,704
      Topy Industries, Ltd...........................  1,102,000      1,923,234
      Toyo Ink SC Holdings Co., Ltd..................  1,076,000      5,173,794
      Toyo Kohan Co., Ltd............................    286,000      1,310,316
      Toyobo Co., Ltd................................  4,867,000      8,640,999
      TYK Corp.......................................    138,000        301,992
      UACJ Corp......................................  1,263,415      4,923,342
      Wood One Co., Ltd..............................    169,000        533,151
      Yodogawa Steel Works, Ltd......................    786,500      3,396,750
      Yuki Gosei Kogyo Co., Ltd......................     64,000        171,682
      Yushiro Chemical Industry Co., Ltd.............     60,000        601,254
                                                                 --------------
Total Materials......................................               258,698,238
                                                                 --------------
Telecommunication Services -- (0.0%)
*     Japan Communications, Inc......................        244         37,966
      Okinawa Cellular Telephone Co..................     36,400        950,068
                                                                 --------------
Total Telecommunication Services.....................                   988,034
                                                                 --------------
      Utilities -- (0.4%)............................
#     Hokkaido Gas Co., Ltd..........................    265,000        714,636
      Hokuriku Gas Co., Ltd..........................     99,000        268,045
*     K&O Energy Group, Inc..........................     77,500      1,122,639
      Okinawa Electric Power Co., Inc. (The).........     93,671      2,933,452
      Saibu Gas Co., Ltd.............................  1,649,000      3,879,342
      Shizuoka Gas Co., Ltd..........................    307,000      1,811,220
                                                                 --------------
Total Utilities......................................                10,729,334
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,256,625,740
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................. 24,632,671    285,000,000

                                     1693

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                        SHARES/
                                                         FACE
                                                        AMOUNT
                                                         (000)      VALUE+
                                                        ------- --------------
  @   Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $5,572,902 GNMA 3.50%, 09/20/42, valued at
        $5,009,064) to be repurchased at $4,910,855.... $4,911. $    4,910,847
                                                                --------------
  TOTAL SECURITIES LENDING COLLATERAL..................            289,910,847
                                                                --------------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,391,479,888)^^..........................           $2,546,536,587
                                                                ==============

                                     1694

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $ 6,346,008 $  458,827,955   --    $  465,173,963
   Consumer Staples...........          --    205,762,978   --       205,762,978
   Energy.....................          --     24,133,577   --        24,133,577
   Financials.................   5,028,852    239,146,145   --       244,174,997
   Health Care................          --    110,764,311   --       110,764,311
   Industrials................          --    665,852,703   --       665,852,703
   Information Technology.....          --    270,347,605   --       270,347,605
   Materials..................          --    258,698,238   --       258,698,238
   Telecommunication Services.          --        988,034   --           988,034
   Utilities..................   1,122,639      9,606,695   --        10,729,334
Securities Lending Collateral.          --    289,910,847   --       289,910,847
                               ----------- --------------   --    --------------
TOTAL......................... $12,497,499 $2,534,039,088   --    $2,546,536,587
                               =========== ==============   ==    ==============

                                     1695

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
COMMON STOCKS -- (79.8%)
AUSTRALIA -- (39.7%)
*   AAT Corp., Ltd.....................................     9,992 $        --
#*  ABM Resources NL................................... 4,344,904     105,754
    Acrux, Ltd.........................................    82,993     167,531
#   Adelaide Brighton, Ltd............................. 2,242,840   7,422,352
#*  Aditya Birla Minerals, Ltd.........................   884,599     259,112
*   AED Oil, Ltd.......................................   363,401          --
#   Ainsworth Game Technology, Ltd.....................   429,983   1,589,563
#*  AJ Lucas Group, Ltd................................   317,969     327,547
*   Alchemia, Ltd......................................   459,735     243,223
*   Alcyone Resources, Ltd............................. 4,280,423       3,757
#*  Alkane Resources, Ltd.............................. 1,255,636     470,424
*   Alliance Resources, Ltd............................   399,488      60,662
#   Altium, Ltd........................................    30,120      66,416
*   Altona Mining, Ltd................................. 1,108,169     172,294
    AMA Group, Ltd.....................................    15,236       4,063
    Amalgamated Holdings, Ltd..........................   465,087   3,301,433
#   Amcom Telecommunications, Ltd...................... 1,351,746   2,348,989
#   Ansell, Ltd........................................   474,660   7,956,657
*   Antares Energy, Ltd................................ 1,057,259     476,509
    AP Eagers, Ltd.....................................   235,789   1,075,696
#*  APN News & Media, Ltd.............................. 2,557,756   1,054,357
#*  Aquarius Platinum, Ltd............................. 1,652,760   1,097,760
#*  Aquila Resources, Ltd..............................   450,759     955,601
*   Arafura Resources, Ltd............................. 1,004,551      86,971
#   ARB Corp., Ltd.....................................   369,958   3,569,749
    Aristocrat Leisure, Ltd............................ 2,718,335  10,825,678
    Arrium, Ltd........................................ 7,940,917  10,795,895
#*  ASG Group, Ltd.....................................   642,515     263,495
*   Atlantic, Ltd......................................    21,276       3,153
#   Atlas Iron, Ltd.................................... 5,310,349   4,657,233
#*  Aurora Oil & Gas, Ltd.............................. 2,566,752   6,137,292
#   Ausdrill, Ltd...................................... 1,626,896   1,279,941
#   Ausenco, Ltd.......................................   750,916     458,517
#*  Austal, Ltd........................................ 1,105,762     821,493
#   Austbrokers Holdings, Ltd..........................   191,420   1,892,315
#   Austin Engineering, Ltd............................   279,815     869,952
*   Austpac Resources NL............................... 1,539,067      36,278
#*  Australian Agricultural Co., Ltd................... 2,105,562   2,185,076
#   Australian Infrastructure Fund..................... 3,606,473      22,075
    Australian Pharmaceutical Industries, Ltd.......... 2,452,401   1,276,393
    Australian Vintage, Ltd............................ 4,096,187   1,593,732
#   Automotive Holdings Group, Ltd.....................   982,916   3,222,833
*   Avanco Resources, Ltd.............................. 2,444,368     151,294
    Aveo Group.........................................   481,499     895,902
#*  AVJennings, Ltd.................................... 7,259,050   3,711,949
*   AWE, Ltd........................................... 2,897,621   3,287,039
#*  Bandanna Energy, Ltd...............................   452,591      63,178
#   BC Iron, Ltd.......................................   748,263   3,372,216
    Beach Energy, Ltd.................................. 7,590,177   9,456,440
#   Bega Cheese, Ltd...................................   177,062     749,052
#   Bentham IMF, Ltd...................................   350,860     547,396

                                     1696

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
*   Berkeley Resources, Ltd............................   434,006 $   109,868
    Beyond International, Ltd..........................    61,256      91,036
#*  Billabong International, Ltd....................... 2,405,531   1,266,299
#*  Bionomics, Ltd.....................................   307,673     194,117
    Bisalloy Steel Group, Ltd..........................    55,691      39,614
#   Blackmores, Ltd....................................    78,760   1,506,924
#*  Blackthorn Resources, Ltd..........................   224,195      46,714
*   BlueScope Steel, Ltd............................... 2,365,706  11,175,654
#   Boart Longyear, Ltd................................ 2,737,139   1,125,267
*   Boom Logistics, Ltd................................   812,985     128,291
*   Boulder Steel, Ltd.................................   165,585       1,739
#   Bradken, Ltd....................................... 1,235,116   5,401,377
#   Breville Group, Ltd................................   672,625   4,784,454
#   Brickworks, Ltd....................................   151,609   1,883,487
    BSA, Ltd...........................................   375,573      36,197
    BT Investment Management, Ltd......................   376,408   2,007,993
#*  Buccaneer Energy, Ltd.............................. 4,354,425      45,417
#*  Buru Energy, Ltd...................................   289,803     464,319
#   Cabcharge Australia, Ltd...........................   699,751   2,344,232
    Calliden Group, Ltd................................   389,687      93,968
*   Cape Lambert Resources, Ltd........................   373,413      37,531
*   Capral, Ltd........................................    58,499       8,930
#   Cardno, Ltd........................................   726,620   4,070,434
#*  Carnarvon Petroleum, Ltd........................... 4,944,854     259,044
*   Carnegie Wave Energy, Ltd..........................   263,165      11,552
    carsales.com, Ltd.................................. 1,469,784  11,598,212
#   Cash Converters International, Ltd................. 1,782,513   1,359,790
*   CDS Technologies, Ltd..............................    13,276          --
#   Cedar Woods Properties, Ltd........................   260,222   1,705,293
*   Centaurus Metals, Ltd..............................    62,645       8,712
#*  Central Petroleum, Ltd.............................   172,103      57,088
*   Centrebet International, Ltd. Claim Units..........    81,336          --
#*  Ceramic Fuel Cells, Ltd............................ 3,188,070     111,953
*   Chalice Gold Mines, Ltd............................   320,684      37,876
    Challenger, Ltd....................................   129,231     677,574
#   Chandler Macleod Group, Ltd........................   448,233     162,654
*   ChemGenex Pharmaceuticals, Ltd.....................   115,291          --
#*  Citigold Corp., Ltd................................ 3,765,806     164,403
*   Clinuvel Pharmaceuticals, Ltd......................    90,888     113,106
    Clover Corp., Ltd..................................   434,207     216,254
#*  Coal of Africa, Ltd................................   668,800      75,048
#*  Coalspur Mines, Ltd................................ 1,239,823     341,225
#*  Cockatoo Coal, Ltd................................. 6,931,645     208,521
#   Codan, Ltd.........................................   400,153     334,675
*   Coffey International, Ltd.......................... 1,048,636     215,699
#   Collection House, Ltd.............................. 1,912,452   3,086,443
#   Collins Foods, Ltd.................................   227,248     400,644
*   Comet Ridge, Ltd...................................    15,204       2,066
*   Cooper Energy, Ltd.................................   336,842     141,423
    Corporate Travel Management, Ltd...................    37,386     175,358
    Coventry Group, Ltd................................   144,778     364,849
    Credit Corp. Group, Ltd............................   110,382     915,027
    Crowe Horwath Australasia, Ltd..................... 1,290,407     287,749

                                     1697

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
AUSTRALIA -- (Continued)
#   CSG, Ltd...........................................    740,785 $   604,449
    CSR, Ltd...........................................  3,052,425   7,808,769
#   CTI Logistics, Ltd.................................      7,200      15,472
#*  Cudeco, Ltd........................................    399,317     509,220
#*  Cue Energy Resources, Ltd..........................  1,378,665     163,294
#   Data#3, Ltd........................................    440,050     345,070
#   David Jones, Ltd...................................  3,958,412  10,353,858
#   Decmil Group, Ltd..................................    805,861   1,378,058
*   Deep Yellow, Ltd...................................  1,039,981      20,827
*   Devine, Ltd........................................    497,498     358,049
#*  Discovery Metals, Ltd..............................  1,368,337      51,140
#   Domino's Pizza Enterprises, Ltd....................     78,638   1,114,537
    Downer EDI, Ltd....................................  2,554,860  11,006,427
*   Dragon Mining, Ltd.................................    121,430      15,927
#*  Drillsearch Energy, Ltd............................  2,276,101   2,875,708
#   DUET Group.........................................    574,404   1,047,707
    DuluxGroup, Ltd....................................  2,673,575  12,523,804
#   DWS, Ltd...........................................    382,927     449,034
#   Echo Entertainment Group, Ltd......................  2,422,642   5,006,265
*   EHG Corp., Ltd.....................................        482          --
#*  Elders, Ltd........................................  1,419,921     155,034
*   Elemental Minerals, Ltd............................    388,188     101,340
#   Emeco Holdings, Ltd................................  3,486,773     795,556
*   Empire Oil & Gas NL................................    922,161       8,906
*   Energy Resources of Australia, Ltd.................    855,780     945,977
#*  Energy World Corp., Ltd............................  4,263,928   1,358,358
    Envestra, Ltd......................................  7,064,875   7,052,107
#*  Equatorial Resources, Ltd..........................    176,571      89,272
    ERM Power, Ltd.....................................    108,859     244,810
    Ethane Pipeline Income Fund........................    172,992     263,422
    Euroz, Ltd.........................................     90,019      95,161
#   Evolution Mining, Ltd..............................  1,902,715   1,041,314
#   Fairfax Media, Ltd................................. 11,657,300   6,818,269
#   Fantastic Holdings, Ltd............................    335,900     588,014
#*  FAR, Ltd...........................................  8,567,778     291,511
    Finbar Group, Ltd..................................    111,165     155,660
*   Finders Resources, Ltd.............................      7,442       1,171
#   Fleetwood Corp., Ltd...............................    378,782     954,109
    FlexiGroup, Ltd....................................    620,491   2,195,237
#*  Flinders Mines, Ltd................................  6,909,293     186,600
#*  Focus Minerals, Ltd................................ 19,167,915     186,955
#   Forge Group, Ltd...................................    411,374     257,910
    Funtastic, Ltd.....................................     14,936       2,092
    G8 Education, Ltd..................................    475,325   1,351,321
*   Galaxy Resources, Ltd..............................    760,450      45,627
    Gazal Corp., Ltd...................................     75,960     200,041
#*  Geodynamics, Ltd...................................  1,015,653      67,618
#*  Gindalbie Metals, Ltd..............................  2,927,610     253,576
    Global Construction Services, Ltd..................      4,832       1,782
    Goodman Fielder, Ltd............................... 10,278,586   6,123,024
    GrainCorp, Ltd. Class A............................  1,090,482   7,245,399
#   Grange Resources, Ltd..............................  1,485,766     350,512
    Greencross, Ltd....................................      7,711      57,189

                                     1698

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#*  Greenland Minerals & Energy, Ltd...................   796,390 $   129,198
#*  Gryphon Minerals, Ltd.............................. 1,931,531     297,632
#   GUD Holdings, Ltd..................................   530,322   2,911,389
*   Gujarat NRE Coking Coal, Ltd.......................   119,865       8,392
#*  Gunns, Ltd......................................... 2,872,620          --
#   GWA Group, Ltd..................................... 1,552,780   4,069,719
    Hansen Technologies, Ltd...........................     5,702       6,249
*   Havilah Resources NL...............................   132,053      27,753
#   HFA Holdings, Ltd..................................   235,865     197,977
    HGL, Ltd...........................................    42,287      20,787
*   Highlands Pacific, Ltd............................. 2,651,500     163,592
*   Hillgrove Resources, Ltd........................... 1,601,169     121,209
#   Hills Holdings, Ltd................................ 1,178,948   1,807,029
#*  Horizon Oil, Ltd................................... 6,627,361   1,940,641
*   Icon Energy, Ltd................................... 1,135,301     143,672
*   IDM International, Ltd.............................    23,969          --
#   iiNET, Ltd.........................................   893,749   5,263,196
#   Imdex, Ltd......................................... 1,203,514     694,311
#   Independence Group NL.............................. 1,479,327   4,250,082
#*  Indophil Resources NL.............................. 3,118,946     422,075
#*  Infigen Energy..................................... 2,081,316     430,643
#   Infomedia, Ltd..................................... 1,477,140     819,850
    Integrated Research, Ltd...........................   336,657     344,756
#*  Intrepid Mines, Ltd................................ 1,794,707     439,053
#   Invocare, Ltd......................................   715,643   6,575,428
    IOOF Holdings, Ltd................................. 1,395,460  10,754,062
    Iress, Ltd.........................................   912,508   7,179,767
#*  Iron Ore Holdings, Ltd.............................   336,216     271,266
#   JB Hi-Fi, Ltd......................................   785,455  12,364,181
    Jumbo Interactive, Ltd.............................    95,098     159,338
*   Jupiter Mines, Ltd.................................   405,443      28,741
    K&S Corp., Ltd.....................................   241,533     365,024
#*  Kagara, Ltd........................................ 1,945,393      39,158
*   Kangaroo Resources, Ltd............................ 1,767,709      18,546
#*  Karoon Gas Australia, Ltd..........................   759,802   2,133,683
#   Kingsgate Consolidated, Ltd........................ 1,196,557   1,142,495
#*  Kingsrose Mining, Ltd..............................   760,046     250,076
*   Lednium, Ltd.......................................   195,019          --
#*  Linc Energy, Ltd.(BHB1P05).........................    44,657      46,520
*   Linc Energy, Ltd.(B12CM37)......................... 1,937,860   1,563,588
*   Liquefied Natural Gas, Ltd.........................   366,175      96,515
    LogiCamms, Ltd.....................................    38,305      46,192
*   Lonestar Resources, Ltd............................   819,137     150,671
    Lycopodium, Ltd....................................    80,228     310,557
#*  Lynas Corp., Ltd................................... 2,279,326     568,564
#   M2 Group, Ltd......................................   982,490   5,318,434
    MACA, Ltd..........................................   472,203   1,049,016
*   Macmahon Holdings, Ltd............................. 6,319,933     747,904
    Macquarie Atlas Roads Group........................   426,206   1,052,306
#   Macquarie Telecom Group, Ltd.......................    35,019     253,775
#   Magellan Financial Group, Ltd......................    67,541     665,889
    Mastermyne Group, Ltd..............................     8,431       5,401
*   Matrix Composites & Engineering, Ltd...............   167,126     160,545

                                     1699

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                        --------- ----------
AUSTRALIA -- (Continued)
#*  Maverick Drilling & Exploration, Ltd...............   518,714 $  190,518
#   MaxiTRANS Industries, Ltd..........................   942,578  1,047,882
*   Mayne Pharma Group, Ltd............................ 1,933,258  1,245,937
#   McMillan Shakespeare, Ltd..........................   205,636  2,138,341
    McPherson's, Ltd...................................   420,778    492,751
#*  Medusa Mining, Ltd................................. 1,144,136  1,898,192
#   Melbourne IT, Ltd..................................   454,822    561,205
*   MEO Australia, Ltd.................................   681,039     28,122
#   Mermaid Marine Australia, Ltd...................... 1,313,815  3,366,122
*   Mesoblast, Ltd.....................................    99,585    512,501
*   Metals X, Ltd......................................   579,579     98,644
*   Metgasco, Ltd......................................   641,952     53,846
*   Metminco, Ltd......................................   803,323     20,516
*   MHM Metals, Ltd....................................   117,605      5,950
#   Mincor Resources NL................................ 1,004,969    509,377
#*  Mineral Deposits, Ltd..............................   466,063    917,022
#   Mineral Resources, Ltd.............................   947,069  9,325,895
#*  Mirabela Nickel, Ltd............................... 2,820,238      2,821
#*  Molopo Energy, Ltd................................. 1,186,993    213,168
#   Monadelphous Group, Ltd............................   649,781  9,065,922
*   Morning Star Gold NL...............................   332,749     32,033
#   Mortgage Choice, Ltd...............................   671,018  1,709,784
    Mount Gibson Iron, Ltd............................. 3,795,695  3,476,353
#   Myer Holdings, Ltd................................. 3,730,669  8,249,941
    MyState, Ltd.......................................   157,973    638,784
*   Nanosonics, Ltd....................................   152,184    117,228
#   Navitas, Ltd....................................... 1,381,635  8,176,389
#*  Neon Energy, Ltd................................... 2,846,674    102,291
#*  Newsat, Ltd........................................ 1,177,832    479,589
*   Nexus Energy, Ltd.................................. 6,106,883    315,108
#   NIB Holdings, Ltd.................................. 2,138,030  4,731,811
    Nick Scali, Ltd....................................   170,701    433,033
*   Nido Petroleum, Ltd................................ 6,093,154    165,646
#*  Noble Mineral Resources, Ltd.......................   405,717         --
#*  Northern Iron, Ltd.................................   692,729    102,424
#   Northern Star Resources, Ltd....................... 2,685,676  2,021,191
#   NRW Holdings, Ltd.................................. 1,887,615  2,070,576
*   NuCoal Resources, Ltd..............................   429,538      7,752
#   Nufarm, Ltd........................................ 1,017,401  3,458,141
    Oakton, Ltd........................................   394,790    545,839
*   OM Holdings, Ltd...................................    29,193     15,395
*   OPUS Group, Ltd....................................    36,822      1,486
#*  Orocobre, Ltd......................................   328,254    644,404
#   OrotonGroup, Ltd...................................   122,389    449,920
*   Otto Energy, Ltd................................... 1,936,175    155,223
#   OZ Minerals, Ltd................................... 1,930,585  5,921,452
    Pacific Brands, Ltd................................ 5,347,319  2,854,551
#*  Paladin Energy, Ltd................................ 4,790,668  2,111,626
*   Pan Pacific Petroleum NL........................... 1,094,343    107,917
    PanAust, Ltd....................................... 3,083,946  4,367,631
*   Pancontinental Oil & Gas NL........................ 1,006,891     39,474
#   Panoramic Resources, Ltd........................... 1,282,629    268,544
#*  PaperlinX, Ltd..................................... 2,814,406    103,381

                                     1700

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
    Patties Foods, Ltd.................................    42,099 $    51,599
*   Peak Resources, Ltd................................   177,789       8,890
#*  Peet, Ltd.......................................... 1,471,836   1,768,028
*   Peninsula Energy, Ltd.............................. 5,178,834     108,883
#   Perpetual, Ltd.....................................   295,201  12,149,500
#*  Perseus Mining, Ltd................................ 2,162,208     701,690
#*  Pharmaxis, Ltd.....................................   825,833      94,260
*   Phosphagenics, Ltd................................. 1,842,963     186,140
#*  Platinum Australia, Ltd............................ 1,442,661       7,617
#*  Pluton Resources, Ltd..............................   242,558      26,137
*   PMP, Ltd........................................... 2,395,607     922,549
*   Poseidon Nickel, Ltd...............................   436,181      40,081
#   Premier Investments, Ltd...........................   503,139   3,350,345
#*  Prima Biomed, Ltd.................................. 2,194,242      95,246
    Primary Health Care, Ltd........................... 1,757,576   7,634,697
    Prime Media Group, Ltd............................. 1,777,139   1,551,579
    Programmed Maintenance Services, Ltd...............   657,282   1,772,334
#*  Qantas Airways, Ltd................................ 2,436,552   2,333,112
*   QRxPharma, Ltd.....................................    92,824      66,554
    Qube Holdings, Ltd.................................   105,807     192,594
*   Quickstep Holdings, Ltd............................   462,355      85,578
#*  Ramelius Resources, Ltd............................ 1,512,836     161,191
#*  Range Resources, Ltd............................... 1,456,711      25,418
#   RCG Corp., Ltd.....................................    82,970      56,290
#   RCR Tomlinson, Ltd................................. 1,056,974   2,842,580
    REA Group, Ltd.....................................   125,825   4,471,846
#   Reckon, Ltd........................................   307,558     581,774
*   Red 5, Ltd.........................................     9,022         696
#*  Red Fork Energy, Ltd............................... 2,552,164     490,096
    Redflex Holdings, Ltd..............................   377,855     407,084
    Reece Australia, Ltd...............................   238,257   6,996,255
#*  Reed Resources, Ltd................................   432,070      19,319
#   Regis Resources, Ltd............................... 2,146,491   4,968,634
#   Reject Shop, Ltd. (The)............................   228,019   2,238,438
*   Resolute Mining, Ltd............................... 3,263,722   1,519,598
#*  Resource Equipment, Ltd............................   118,411      14,606
*   Resource Generation, Ltd...........................   338,381      54,922
#   Retail Food Group, Ltd.............................   496,089   1,820,444
#*  Rex Minerals, Ltd..................................   469,315     185,615
#   Ridley Corp., Ltd.................................. 1,296,000     913,045
*   RiverCity Motorway Group........................... 1,563,354          --
#*  Robust Resources, Ltd..............................    50,108      14,110
*   Roc Oil Co., Ltd................................... 6,490,268   2,608,198
*   RungePincockMinarco, Ltd...........................    30,702      18,077
#   Ruralco Holdings, Ltd..............................    96,796     277,729
#   SAI Global, Ltd.................................... 1,479,261   4,854,410
    Salmat, Ltd........................................   664,807   1,221,615
#*  Samson Oil & Gas, Ltd.............................. 7,175,499     168,075
*   Sandfire Resources NL..............................   108,075     544,278
*   Santana Minerals, Ltd..............................   196,104       8,502
*   Saracen Mineral Holdings, Ltd...................... 2,774,615     669,369
    Schaffer Corp., Ltd................................    33,766     164,472
#   Sedgman, Ltd.......................................   452,719     237,899

                                     1701

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
AUSTRALIA -- (Continued)
#   Select Harvests, Ltd...............................   325,063 $ 1,639,295
*   Senex Energy, Ltd.................................. 5,593,371   3,215,645
#   Servcorp, Ltd......................................   301,327   1,113,437
    Service Stream, Ltd................................ 1,432,710     314,512
#   Seven Group Holdings, Ltd..........................   209,817   1,425,119
#   Seven West Media, Ltd.............................. 2,895,730   5,545,270
#   Sigma Pharmaceuticals, Ltd......................... 6,556,857   3,411,633
*   Sihayo Gold, Ltd...................................   574,042      15,871
*   Silex Systems, Ltd.................................   511,695     927,121
    Silver Chef, Ltd...................................    57,671     247,135
#*  Silver Lake Resources, Ltd......................... 2,079,417   1,079,716
#*  Sims Metal Management, Ltd......................... 1,063,740   9,657,366
#   Sirtex Medical, Ltd................................   277,070   3,419,348
    Skilled Group, Ltd................................. 1,195,592   2,984,312
#   Slater & Gordon, Ltd...............................   449,416   1,730,886
#   SMS Management & Technology, Ltd...................   556,717   1,967,153
    Southern Cross Electrical Engineering, Ltd.........    21,171      13,558
    Southern Cross Media Group, Ltd.................... 3,106,741   4,264,950
    Spark Infrastructure Group......................... 6,596,698   9,474,699
#   Specialty Fashion Group, Ltd.......................   809,557     613,284
#*  St Barbara, Ltd.................................... 2,587,390     684,127
#*  Starpharma Holdings, Ltd...........................   369,199     258,722
*   Strike Energy, Ltd................................. 1,315,724     109,370
    Structural Systems, Ltd............................    29,934      13,357
    STW Communications Group, Ltd...................... 1,865,702   2,366,430
*   Sundance Energy Australia, Ltd..................... 1,575,618   1,405,455
#*  Sundance Resources, Ltd............................ 8,756,539     765,831
    Sunland Group, Ltd.................................   741,191   1,023,271
#   Super Retail Group, Ltd............................ 1,291,875  12,106,490
    Swick Mining Services, Ltd.........................   106,166      26,067
    Tabcorp Holdings, Ltd..............................   609,316   1,840,795
*   Talon Petroleum, Ltd...............................    12,647         359
#*  Tanami Gold NL.....................................   987,316      16,061
#*  Tap Oil, Ltd....................................... 1,450,696     635,623
    Tassal Group, Ltd..................................   677,436   1,959,876
    Technology One, Ltd................................ 1,333,022   2,533,358
#*  Ten Network Holdings, Ltd.......................... 9,704,057   3,019,995
    TFS Corp., Ltd..................................... 1,477,948   1,514,372
    Thorn Group, Ltd...................................   398,461     707,700
*   Tiger Resources, Ltd............................... 4,437,679   1,451,311
*   Toro Energy, Ltd...................................    70,156       4,475
    Tox Free Solutions, Ltd............................   721,544   2,104,105
    TPG Telecom, Ltd................................... 1,443,681   6,819,084
#   Transfield Services, Ltd........................... 2,681,798   1,866,646
*   Transpacific Industries Group, Ltd................. 6,499,767   6,342,685
    Treasury Group, Ltd................................    21,218     154,228
*   Tribune Resources, Ltd.............................     3,093       6,496
#*  Troy Resources, Ltd................................   759,780     738,420
#   UGL, Ltd........................................... 1,204,535   7,379,594
*   Unity Mining, Ltd.................................. 2,433,889      80,033
    UXC, Ltd........................................... 1,568,771   1,450,197
*   Venture Minerals, Ltd..............................   412,390      57,944
*   Villa World, Ltd...................................   110,045     182,954

                                     1702

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
#   Village Roadshow, Ltd..............................    855,994 $  5,303,533
#*  Virgin Australia Holdings, Ltd..................... 10,380,644    3,137,629
    Virgin Australia Holdings, Ltd. (B7L5734)..........  7,648,897            7
#*  Vision Eye Institute, Ltd..........................    417,250      242,170
    Vocus Communications, Ltd..........................    239,067      668,927
*   Watpac, Ltd........................................    718,644      648,896
    WDS, Ltd...........................................    375,342      282,003
#   Webjet, Ltd........................................    390,881      934,021
    Webster, Ltd.......................................    180,921      190,098
#   Western Areas, Ltd.................................  1,044,543    2,423,412
#*  Western Desert Resources, Ltd......................    241,493      141,591
#*  White Energy Co., Ltd..............................    643,913       87,115
#*  Whitehaven Coal, Ltd...............................  2,849,792    4,473,294
#   Wide Bay Australia, Ltd............................     84,697      428,617
#*  Windimurra Vanadium, Ltd...........................     67,179           --
#   Wotif.com Holdings, Ltd............................    756,981    1,612,950
*   YTC Resources, Ltd.................................    104,200       20,900
                                                                   ------------
TOTAL AUSTRALIA........................................             624,800,224
                                                                   ------------
CHINA -- (0.2%)
    Active Group Holdings, Ltd.........................    184,000       17,857
*   Skyfame Realty Holdings, Ltd.......................  2,501,625      237,091
*   Superb Summit International Group, Ltd............. 14,747,600    1,236,057
    Tongda Group Holdings, Ltd......................... 11,520,000    1,231,448
                                                                   ------------
TOTAL CHINA............................................               2,722,453
                                                                   ------------
HONG KONG -- (22.8%)
    Aeon Credit Service Asia Co., Ltd..................    580,000      505,392
#   Aeon Stores Hong Kong Co., Ltd.....................    248,000      308,774
    Alco Holdings, Ltd.................................  1,426,000      247,706
    Allan International Holdings.......................    720,000      212,918
#   Allied Group, Ltd..................................    683,200    2,897,997
    Allied Overseas, Ltd...............................     50,000       55,385
#   Allied Properties HK, Ltd.......................... 12,297,857    2,384,469
*   Anxian Yuan China Holdings, Ltd....................  3,100,000       77,906
*   Apac Resources, Ltd................................ 12,780,000      249,452
#   APT Satellite Holdings, Ltd........................  1,840,500    2,318,089
    Arts Optical International Hldgs...................    730,000      177,965
    Asia Financial Holdings, Ltd.......................  2,474,908    1,023,084
    Asia Satellite Telecommunications Holdings, Ltd....    962,000    3,718,293
    Asia Standard Hotel Group, Ltd..................... 11,777,218    1,333,694
    Asia Standard International Group.................. 13,425,937    3,171,525
    ASM Pacific Technology, Ltd........................      5,600       52,441
#   Associated International Hotels, Ltd...............    980,000    2,785,373
    Aupu Group Holding Co., Ltd........................  2,504,000      290,276
*   Bel Global Resources Holdings, Ltd.................  2,576,000           --
*   Birmingham International Holdings, Ltd.............  6,502,000           --
    Bonjour Holdings, Ltd.............................. 10,366,000    2,036,485
    Bossini International Hldg.........................  3,807,500      314,867
#*  Brightoil Petroleum Holdings, Ltd..................  8,871,000    2,431,979
*   Brockman Mining, Ltd............................... 23,482,814    1,224,008
*   Burwill Holdings, Ltd.............................. 20,484,960    1,588,836

                                     1703

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    Cafe de Coral Holdings, Ltd........................  1,488,000 $4,560,260
    Century City International Holdings, Ltd...........  6,419,460    519,479
    Champion Technology Holdings, Ltd.................. 15,011,136    399,223
    Chen Hsong Holdings................................  1,212,000    369,830
    Cheuk Nang Holdings, Ltd...........................    595,302    579,046
*   Cheung Wo International Holdings, Ltd..............    690,000     72,212
    Chevalier International Holdings, Ltd..............    786,834  1,350,963
*   China Billion Resources, Ltd.......................  4,876,000         --
#*  China Daye Non-Ferrous Metals Mining, Ltd..........  9,973,837    244,996
*   China Digicontent Co., Ltd.........................  2,710,000         --
    China Electronics Corp. Holdings Co., Ltd..........  3,608,250    831,064
*   China Energy Development Holdings, Ltd............. 24,320,000    224,111
*   China Environmental Investment Holdings, Ltd.......  7,470,000    175,077
    China Financial Services Holdings, Ltd.............    954,000     68,725
*   China Flavors & Fragrances Co., Ltd................    156,137     28,608
*   China Gamma Group, Ltd.............................  3,675,000     60,178
*   China Infrastructure Investment, Ltd...............  7,776,000    141,285
    China Metal International Holdings, Inc............  2,710,000    921,114
#   China Motor Bus Co., Ltd...........................     50,000    406,895
*   China Nuclear Industry 23 International Corp., Ltd.    946,000    147,137
*   China Outdoor Media Group, Ltd.....................    491,000     18,806
*   China Renji Medical Group, Ltd..................... 26,046,000    107,471
*   China Solar Energy Holdings, Ltd...................  1,669,500     29,030
    China Star Entertainment, Ltd...................... 11,350,000    198,711
*   China Strategic Holdings, Ltd...................... 12,585,000    267,401
    China Ting Group Holdings, Ltd.....................  2,443,151    169,619
*   China Tycoon Beverage Holdings, Ltd................  2,732,000      5,630
    China-Hongkong Photo Products Holdings, Ltd........  1,967,000    145,734
    Chinney Investment, Ltd............................  1,144,000    176,924
#   Chong Hing Bank, Ltd...............................    962,000  3,847,961
#   Chow Sang Sang Holdings International, Ltd.........  2,049,000  5,489,345
    Chu Kong Shipping Enterprise Group Co., Ltd........  2,188,000    615,683
    Chuang's China Investments, Ltd....................  3,700,938    246,623
    Chuang's Consortium International, Ltd.............  5,579,837    758,780
    Chun Wo Development Holdings, Ltd..................  1,852,926    120,145
#   CITIC Telecom International Holdings, Ltd.......... 10,730,125  3,236,601
    CK Life Sciences International Holdings, Inc....... 18,002,000  1,739,095
    CNT Group, Ltd.....................................  8,315,264    351,085
*   COL Capital, Ltd...................................  2,209,840    538,163
    Convenience Retail Asia, Ltd.......................     42,000     28,358
*   Cosmos Machinery Enterprises, Ltd..................    488,400     36,234
*   CP Lotus Corp...................................... 11,420,000    261,417
#   Cross-Harbour Holdings, Ltd. (The).................    679,520    554,861
    CSI Properties, Ltd................................ 32,156,383  1,182,333
*   CST Mining Group, Ltd.............................. 76,512,000    598,216
*   Culture Landmark Investment, Ltd...................    509,800     33,322
*   Culturecom Holdings, Ltd...........................  2,415,000    467,606
*   Cw Group Holdings, Ltd.............................    766,000    200,033
    Dah Sing Banking Group, Ltd........................  2,730,397  3,964,463
    Dah Sing Financial Holdings, Ltd...................    925,427  4,401,122
    Dan Form Holdings Co., Ltd.........................  3,668,260    367,650
    Dickson Concepts International, Ltd................  1,258,000    712,039
*   Digital Domain Holdings, Ltd.......................  8,625,655    114,574

                                     1704

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
*   Dingyi Group Investment, Ltd.......................   5,497,500 $   151,532
    Dorsett Hospitality International, Ltd.............   4,711,200     889,553
*   DVN Holdings, Ltd..................................     823,000     139,209
    Eagle Nice International Holdings, Ltd.............   1,116,000     189,753
    EcoGreen Fine Chemicals Group, Ltd.................   1,202,000     270,715
*   EganaGoldpfeil Holdings, Ltd.......................   4,121,757          --
    Emperor Capital Group, Ltd.........................   1,962,000      98,953
    Emperor Entertainment Hotel, Ltd...................   3,765,000   2,096,642
    Emperor International Holdings.....................   7,524,753   1,978,926
    Emperor Watch & Jewellery, Ltd.....................  25,770,000   1,692,854
*   ENM Holdings, Ltd..................................  15,112,000     981,577
*   Enviro Energy International Holdings, Ltd..........   3,906,000      71,837
*   EPI Holdings, Ltd..................................  22,619,927     739,522
*   Esprit Holdings, Ltd...............................  12,854,950  24,199,794
*   eSun Holdings, Ltd.................................   4,472,000     611,140
*   Ezcom Holdings, Ltd................................      72,576          --
#   Fairwood, Ltd......................................     622,100   1,260,190
    Far East Consortium International, Ltd.............   6,090,772   2,243,233
*   FIH Mobile, Ltd....................................   2,713,000   1,347,683
*   Fountain SET Holdings, Ltd.........................   4,898,000     670,682
    Four Seas Mercantile Hldg..........................     628,000     433,400
    Fujikon Industrial Holdings, Ltd...................     736,000     174,360
    Future Bright Holdings, Ltd........................   1,236,000     701,280
*   G-Resources Group, Ltd............................. 144,726,600   3,650,302
    Get Nice Holdings, Ltd.............................  22,008,000     969,556
#   Giordano International, Ltd........................   9,084,000   6,518,629
    Glorious Sun Enterprises, Ltd......................   2,702,000     618,001
    Gold Peak Industries Holding, Ltd..................   3,118,642     304,762
    Golden Resources Development International, Ltd....   3,330,500     178,497
*   Goldin Financial Holdings, Ltd.....................     480,000     195,251
#*  Goldin Properties Holdings, Ltd....................   3,044,000   1,399,304
*   Grande Holdings, Ltd. (The)........................     882,000       8,748
    Great Eagle Holdings, Ltd..........................      70,160     229,694
*   Greenheart Group, Ltd..............................      24,000       1,480
    Guangnan Holdings, Ltd.............................   2,249,600     295,099
#   Guotai Junan International Holdings, Ltd...........   3,543,000   1,852,105
#   Haitong International Securities Group, Ltd........   2,739,968   1,430,491
*   Hao Tian Development Group, Ltd....................  10,980,000     366,831
#   Harbour Centre Development, Ltd....................     963,500   1,682,632
*   Heng Fai Enterprises, Ltd..........................     440,000      24,762
    High Fashion International.........................     268,000     106,242
    HKR International, Ltd.............................   5,934,336   2,742,518
    Hon Kwok Land Investment Co., Ltd..................     314,800     108,204
    Hong Fok Land, Ltd.................................   1,210,000          --
#   Hong Kong Aircraft Engineering Co., Ltd............      77,600   1,005,609
    Hong Kong Ferry Holdings Co., Ltd..................     809,300     795,788
#*  Hong Kong Television Network, Ltd..................   2,401,751     903,704
    Hongkong & Shanghai Hotels (The)...................   1,025,500   1,402,869
    Hongkong Chinese, Ltd..............................   5,092,000   1,240,024
    Hop Hing Group Holdings, Ltd.......................   1,292,000      43,574
    Hopewell Holdings, Ltd.............................   2,024,000   6,986,774
#   Hsin Chong Construction Group, Ltd.................   4,797,658     655,979
    Hung Hing Printing Group, Ltd......................   1,412,000     205,768

                                     1705

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
HONG KONG -- (Continued)
    Hutchison Telecommunications Hong Kong Holdings,
      Ltd.............................................. 10,142,000 $ 3,720,973
*   Hybrid Kinetic Group, Ltd..........................  2,422,000      41,215
*   Hycomm Wireless, Ltd...............................     77,090       8,433
*   I-CABLE Communications, Ltd........................    534,000      47,509
*   Imagi International Holdings, Ltd.................. 43,896,000     502,476
#*  Integrated Waste Solutions Group Holdings, Ltd.....    952,000      49,048
*   International Standard Resources Holdings Ltd...... 15,176,250     253,179
    IPE Group, Ltd.....................................  2,655,000     177,341
*   IRC, Ltd...........................................  6,536,000     596,057
#   IT, Ltd............................................  3,816,532     966,794
    ITC Corp., Ltd.....................................    856,708      58,816
    ITC Properties Group, Ltd..........................  3,590,186   1,418,330
*   Jinhui Holdings, Ltd...............................    121,000      30,014
*   JLF Investment Co., Ltd............................  1,623,500     103,934
    Johnson Electric Holdings, Ltd.....................  6,163,000   5,516,268
#   K Wah International Holdings, Ltd..................  7,610,545   5,934,668
    Ka Shui International Holdings, Ltd................    460,000     141,025
    Kam Hing International Holdings, Ltd...............  1,830,000     146,611
    Kantone Holdings, Ltd..............................  8,515,145     150,189
    Karrie International Hldgs.........................  1,337,200      75,257
    Keck Seng Investments..............................    904,600     573,788
*   King Pacific International Holdings, Ltd...........  1,404,200          --
*   King Stone Energy Group, Ltd.......................  7,296,000     274,541
#   Kingmaker Footwear Holdings, Ltd...................  1,532,955     302,722
    Kingston Financial Group, Ltd...................... 15,477,000   1,731,978
*   Ko Yo Chemical Group, Ltd.......................... 15,800,000     188,536
    Kowloon Development Co., Ltd.......................  2,355,000   2,744,232
    Kwoon Chung Bus Holdings, Ltd......................    260,000      65,409
#   L'Occitane International SA........................    455,750     909,048
#*  Lai Sun Development................................ 72,574,466   1,798,807
*   Lai Sun Garment International, Ltd.................  3,419,680     532,309
    Lam Soon Hong Kong, Ltd............................    302,310     271,448
*   Landsea Green Properties Co., Ltd..................    812,000      74,384
    Leading Spirit High-Tech Holdings Co., Ltd.........  2,310,000          --
    Lee's Pharmaceutical Holdings, Ltd.................    520,000     486,813
    Lerado Group Holding Co., Ltd......................  1,968,000     251,716
    Lifestyle International Holdings, Ltd..............    488,000     876,289
    Lippo China Resources, Ltd......................... 14,972,000     741,856
    Lippo, Ltd.........................................  1,195,700     682,941
*   Lisi Group Holdings, Ltd...........................  3,418,000     180,556
    Liu Chong Hing Investment, Ltd.....................    901,200   1,788,086
    Luen Thai Holdings, Ltd............................  1,159,000     366,312
#   Luk Fook Holdings International, Ltd...............  2,289,000   7,358,535
    Luks Group Vietnam Holdings Co., Ltd...............    482,913     152,878
    Lung Kee Bermuda Holdings..........................  1,613,875     585,028
    Magnificent Estates................................ 13,558,000     625,546
    Mainland Headwear Holdings, Ltd....................    313,600      27,833
#   Man Wah Holdings, Ltd..............................  2,521,200   4,582,079
    Man Yue Technology Holdings, Ltd...................    980,000     125,034
    Matrix Holdings, Ltd...............................  1,067,414     220,559
*   Mei Ah Entertainment Group, Ltd.................... 11,040,000     169,552
    Melbourne Enterprises, Ltd.........................     40,500     748,916
    Melco International Development, Ltd...............  4,639,000  16,770,492

                                     1706

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
#   Midland Holdings, Ltd..............................  5,012,000 $2,281,149
    Ming Fai International Holdings, Ltd...............  1,765,000    177,929
*   Ming Fung Jewellery Group, Ltd..................... 13,090,000    231,558
    Miramar Hotel & Investment.........................    870,000  1,096,331
*   Mongolia Energy Corp., Ltd......................... 10,603,000    336,378
#*  Mongolian Mining Corp..............................  9,059,500    981,282
    NagaCorp, Ltd......................................  1,846,000  1,766,280
    Nanyang Holdings...................................    137,500    587,336
    National Electronic Hldgs..........................  2,498,000    289,513
    Natural Beauty Bio-Technology, Ltd.................  4,040,000    230,263
#*  Neo-Neon Holdings, Ltd.............................  4,065,000    880,196
*   Neptune Group, Ltd................................. 21,690,000    849,868
    New Century Group Hong Kong, Ltd................... 13,351,464    262,142
#*  New Times Energy Corp., Ltd........................  1,297,600     90,397
#   Newocean Energy Holdings, Ltd......................  7,110,000  6,065,494
*   Next Media, Ltd....................................  4,095,183    481,045
*   Norstar Founders Group, Ltd........................    651,200     53,681
*   North Asia Resources Holdings, Ltd.................    998,600     19,794
*   Orange Sky Golden Harvest Entertainment Holdings,
      Ltd..............................................  6,229,706    423,076
    Orient Overseas International, Ltd.................    591,500  2,463,710
*   Orient Power Holdings, Ltd.........................    804,000         --
#   Oriental Watch Holdings............................  3,160,800    812,507
    Pacific Andes International Holdings, Ltd.......... 11,385,378    469,961
    Pacific Basin Shipping, Ltd........................ 12,060,000  7,448,475
    Pacific Textile Holdings, Ltd......................  3,294,000  4,688,869
    Paliburg Holdings, Ltd.............................  3,152,830  1,014,607
*   Pan Asia Environmental Protection Group, Ltd.......     80,000     19,928
*   Paradise Entertainment, Ltd........................  1,892,000  1,237,848
#*  PCCW, Ltd..........................................  7,265,000  3,306,613
#   Peace Mark Holdings, Ltd...........................  2,712,022         --
*   Pearl Oriental Oil, Ltd............................ 11,918,400    357,156
    Pegasus International Holdings, Ltd................    226,000     32,767
#   Pico Far East Holdings, Ltd........................  4,822,000  1,374,394
*   Ping Shan Tea Group, Ltd...........................  2,633,325     62,294
    Playmates Holdings, Ltd............................    566,000    784,002
*   Playmates Toys, Ltd................................  1,648,000    777,922
    PNG Resources Holdings, Ltd........................ 37,802,362    382,610
    Pokfulam Development Co............................    234,000    358,704
*   Poly Capital Holdings, Ltd.........................  1,154,000     20,691
    Polytec Asset Holdings, Ltd........................ 10,878,526  1,573,040
    Public Financial Holdings, Ltd.....................  3,194,000  1,514,677
    PYI Corp., Ltd..................................... 24,381,973    548,276
*   Pyxis Group, Ltd...................................  1,936,000      7,980
    Raymond Industrial, Ltd............................     30,400      3,950
    Regal Hotels International Holdings, Ltd...........  2,829,800  1,479,297
*   Richfield Group Holdings, Ltd......................  9,672,000    278,308
*   Rising Development Holdings, Ltd...................  2,148,000    521,458
    Rivera Holdings, Ltd...............................  5,710,000    242,158
#   SA SA International Holdings, Ltd..................  7,154,000  6,857,002
    Safety Godown Co., Ltd.............................    398,000    514,672
    Samsonite International SA.........................    162,000    445,222
*   San Miguel Brewery Hong Kong, Ltd..................    158,800     27,296
*   Sandmartin International Holdings, Ltd.............     84,000      5,017

                                     1707

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
HONG KONG -- (Continued)
    SAS Dragon Hldg, Ltd...............................    452,000 $  249,205
#   SEA Holdings, Ltd..................................  1,158,000    635,467
#   Shenyin Wanguo HK, Ltd.............................  1,937,500    646,592
*   Shougang Concord Technology Holdings...............  5,219,809    284,057
*   Shun Ho Resources Holdings, Ltd....................    189,000     40,019
*   Shun Ho Technology Holdings, Ltd...................  1,037,452    224,746
    Shun Tak Holdings, Ltd............................. 10,767,419  6,226,913
#*  Silver base Group Holdings, Ltd....................  4,977,677    632,635
*   Sing Pao Media Enterprises, Ltd....................    250,511         --
    Sing Tao News Corp., Ltd...........................  1,974,000    285,992
#   Singamas Container Holdings, Ltd................... 10,198,000  2,306,591
*   Sino Distillery Group, Ltd.........................  1,034,000    101,810
*   Sino-Tech International Holdings, Ltd.............. 29,380,000    177,238
*   Sinocan Holdings, Ltd..............................    350,000         --
*   Sinocop Resources Holdings, Ltd....................    920,000     79,856
    SIS International Holdings.........................     34,000     13,162
    Sitoy Group Holdings, Ltd..........................    468,000    247,981
#   SmarTone Telecommunications Holdings, Ltd..........  2,626,500  2,907,244
#   SOCAM Development, Ltd.............................  1,704,771  1,648,109
*   Solomon Systech International, Ltd.................  8,590,000    463,923
    Soundwill Holdings, Ltd............................    412,000    733,321
*   South China China, Ltd.............................  6,744,000    582,441
*   South China Land, Ltd.............................. 15,207,170    314,817
    Stella International Holdings, Ltd.................    462,000  1,088,029
    Stelux Holdings International, Ltd.................  3,100,400    904,257
*   Success Universe Group, Ltd........................  5,948,000    352,351
    Sun Hing Vision Group Holdings, Ltd................    358,000    111,262
    Sun Hung Kai & Co., Ltd............................  3,043,429  1,761,003
*   Sunway International Holdings, Ltd.................     50,000      1,946
#*  Sustainable Forest Holdings, Ltd...................  1,128,374     22,474
    TAI Cheung Holdings................................  2,019,000  1,440,713
    TAI Sang Land Developement, Ltd....................    804,910    394,738
*   Talent Property Group, Ltd.........................  4,701,420     70,573
#   Tan Chong International, Ltd.......................  1,212,000    466,944
#   Tao Heung Holdings, Ltd............................    517,000    368,751
#*  Taung Gold International, Ltd...................... 14,590,000     56,377
*   Technovator International, Ltd.....................    398,000    156,926
    Television Broadcasts, Ltd.........................    733,400  4,589,660
*   Termbray Industries International..................  2,304,900    224,524
    Tern Properties....................................     51,200     31,937
    Texwinca Holdings, Ltd.............................  3,592,000  3,443,315
    Tian Teck Land.....................................  1,054,000  1,142,120
*   Titan Petrochemicals Group, Ltd.................... 13,140,000      4,231
*   Tom Group, Ltd.....................................    412,000    131,387
*   Topsearch International Holdings, Ltd..............    186,000      5,932
*   Town Health International Investments, Ltd.........  1,175,165    382,380
    Tradelink Electronic Commerce, Ltd.................  3,354,000    980,068
    Transport International Holdings, Ltd..............  1,001,741  2,011,405
#   Trinity, Ltd.......................................  7,266,000  2,099,819
    Tristate Holdings, Ltd.............................    188,000     85,479
*   TSC Group Holdings, Ltd............................  2,801,000  1,298,289
    Tse Sui Luen Jewellery International, Ltd..........    300,000    117,055
*   U-RIGHT International Holdings, Ltd................    142,380      8,695

                                     1708

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
#*  United Laboratories International Holdings, Ltd.
      (The)............................................  3,920,000 $  2,248,534
*   Universal Technologies Holdings, Ltd...............  7,630,000      435,157
*   Universe International Holdings, Ltd...............  3,475,000      110,579
*   Up Energy Development Group, Ltd...................  3,205,000      187,259
*   Value Convergence Holdings, Ltd....................  1,756,000      246,923
#   Value Partners Group, Ltd..........................  5,497,000    3,571,427
    Van Shung Chong Holdings, Ltd......................    789,335      140,351
    Vanke Property Overseas, Ltd.......................     13,000       16,671
    Varitronix International, Ltd......................  1,790,293    1,942,898
    Vedan International Holdings, Ltd..................  3,272,000      180,634
    Victory City International Holdings, Ltd...........  6,218,514      931,056
#   Vitasoy International Holdings, Ltd................  4,239,000    5,889,345
    VST Holdings, Ltd..................................  4,875,600    1,267,783
#   VTech Holdings, Ltd................................     93,600    1,132,387
    Wai Kee Holdings, Ltd..............................  7,864,738    2,032,269
    Wang On Group, Ltd................................. 27,831,286      483,174
    Water Oasis Group, Ltd.............................  1,346,000       95,407
*   Willie International Holdings, Ltd.................     80,000       46,262
    Win Hanverky Holdings, Ltd.........................  1,812,000      291,089
    Wing Hang Bank, Ltd................................    283,500    4,063,058
    Wing On Co. International, Ltd.....................    781,000    2,059,823
    Wing Tai Properties, Ltd...........................  1,957,331    1,185,509
    Wong's International Hldgs.........................    737,641      245,875
    Wong's Kong King International.....................    120,000       10,318
    Xinyi Glass Holdings, Ltd.......................... 13,316,000   10,788,723
#*  Xinyi Solar Holdings, Ltd.......................... 12,292,000    2,580,690
    Yangtzekiang Garment, Ltd..........................    606,500      230,318
    Yau Lee Holdings, Ltd..............................    534,000      107,131
    Yeebo International Hldg...........................    572,000       86,357
    YGM Trading, Ltd...................................    460,000      994,397
    YT Realty Group, Ltd...............................    749,000      241,353
*   Yugang International, Ltd.......................... 93,492,000      641,612
*   Zhuhai Holdings Investment Group, Ltd..............  2,558,000      455,699
                                                                   ------------
TOTAL HONG KONG........................................             358,734,494
                                                                   ------------
NEW ZEALAND -- (6.4%)
#*  A2 Corp., Ltd......................................    303,484      225,065
    Abano Healthcare Group, Ltd........................     29,547      145,615
    Air New Zealand, Ltd...............................  2,718,121    3,752,691
    Auckland International Airport, Ltd................    355,350    1,047,394
#*  Bathurst Resources, Ltd............................  1,666,560      261,948
    Briscoe Group, Ltd.................................      2,235        4,280
    Cavalier Corp., Ltd................................    283,674      421,973
    CDL Investments New Zealand, Ltd...................    163,215       75,890
#   Chorus, Ltd........................................  1,171,218    1,324,534
    Colonial Motor Co., Ltd. (The).....................    148,846      546,796
    Contact Energy, Ltd................................     73,874      307,820
#*  Diligent Board Member Services, Inc................     82,102      287,443
#   Ebos Group, Ltd....................................    366,221    2,889,386
#   Fisher & Paykel Healthcare Corp., Ltd..............  3,556,088   11,654,156
#   Freightways, Ltd...................................    842,276    3,167,327
#   Hallenstein Glasson Holdings, Ltd..................    245,661      625,965
    Heartland New Zealand, Ltd.........................    179,542      124,917

                                     1709

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
NEW ZEALAND -- (Continued)
#   Hellaby Holdings, Ltd..............................   372,546 $    976,313
#   Infratil, Ltd...................................... 2,861,288    5,085,097
    Kathmandu Holdings, Ltd............................   277,161      706,460
    Mainfreight, Ltd...................................   476,718    5,049,334
    Methven, Ltd.......................................    93,877      105,151
#   Metlifecare, Ltd...................................   171,414      570,284
    Michael Hill International, Ltd.................... 1,534,152    1,685,083
    Millennium & Copthorne Hotels New Zealand, Ltd..... 1,387,344      733,727
    New Zealand Oil & Gas, Ltd......................... 2,036,646    1,270,070
#   New Zealand Refining Co., Ltd. (The)...............   591,259      961,023
    Northland Port Corp. NZ, Ltd.......................   152,795      371,845
#   Nuplex Industries, Ltd............................. 1,101,575    2,991,062
#   NZX, Ltd...........................................   947,061      961,604
#   Opus International Consultants, Ltd................    12,925       22,163
*   Pacific Edge, Ltd..................................   163,661      224,219
    PGG Wrightson, Ltd.................................   980,136      335,440
*   Pike River Coal, Ltd...............................   490,805           --
    Port of Tauranga, Ltd..............................   528,322    6,190,027
*   Pumpkin Patch, Ltd.................................   606,913      312,469
*   Rakon, Ltd.........................................   224,519       40,041
#   Restaurant Brands New Zealand, Ltd.................   461,634    1,026,979
    Richina Pacific, Ltd...............................   274,180       14,965
*   Rubicon, Ltd....................................... 1,485,105      515,271
#   Ryman Healthcare, Ltd.............................. 1,857,328   11,862,059
    Sanford Ltd........................................   393,618    1,431,534
    Scott Technology, Ltd..............................    38,136       58,017
#   Skellerup Holdings, Ltd............................   507,716      709,307
    Sky Network Television, Ltd........................ 1,533,402    7,150,585
    SKYCITY Entertainment Group, Ltd................... 3,560,720   11,144,896
    Steel & Tube Holdings, Ltd.........................   408,278    1,021,689
    Tourism Holdings, Ltd..............................   274,867      212,732
    Tower, Ltd.........................................   641,124      905,456
#   Trade Me Group Ltd.................................   563,916    1,860,747
#   TrustPower, Ltd....................................    68,345      367,783
#   Vector, Ltd........................................ 1,096,475    2,239,624
#   Warehouse Group, Ltd. (The)........................   617,046    1,801,903
#*  Xero, Ltd..........................................   103,801    3,479,595
                                                                  ------------
TOTAL NEW ZEALAND......................................            101,257,754
                                                                  ------------
SINGAPORE -- (10.7%)
#*  Abterra, Ltd.......................................   531,800      262,355
#   Amara Holdings, Ltd................................   950,000      388,461
#   Amtek Engineering, Ltd............................. 1,297,000      503,318
#   ASL Marine Holdings, Ltd...........................   816,600      454,487
#   Aspial Corp., Ltd..................................    69,680       23,171
#*  Ausgroup, Ltd...................................... 3,484,000      662,420
#   Baker Technology, Ltd.............................. 1,272,000      263,018
#   Banyan Tree Holdings, Ltd.......................... 1,053,000      498,276
#   Biosensors International Group, Ltd................ 6,197,237    4,187,439
    Bonvests Holdings, Ltd.............................   978,000      888,739
    Boustead Singapore, Ltd............................ 1,686,261    2,183,725
#   Breadtalk Group, Ltd...............................   850,800      612,922
*   Broadway Industrial Group, Ltd..................... 1,374,000      253,240

                                     1710

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
SINGAPORE -- (Continued)
    Bukit Sembawang Estates, Ltd.......................    614,003 $2,709,127
    Bund Center Investment, Ltd........................  2,717,000    436,999
    Centurion Corp., Ltd...............................     26,000     12,411
    CH Offshore, Ltd...................................  1,642,400    541,247
#   China Aviation Oil Singapore Corp., Ltd............  1,322,000  1,066,946
#   China Merchants Holdings Pacific, Ltd..............    813,000    568,329
#   Chip Eng Seng Corp., Ltd...........................  3,546,800  1,928,670
    Chuan Hup Holdings, Ltd............................  3,967,000    811,850
#   Cityspring Infrastructure Trust....................  1,268,000    466,188
#   Cosco Corp. Singapore, Ltd.........................  6,929,000  3,801,662
    Creative Technology, Ltd...........................    272,200    444,447
    CSC Holdings, Ltd..................................  2,495,000    184,383
    CSE Global, Ltd....................................  3,290,000  1,627,534
#   CWT, Ltd...........................................  1,393,700  1,414,917
    Datapulse Technology, Ltd..........................     89,000     11,737
#   Del Monte Pacific, Ltd.............................    484,000    236,063
#*  Delong Holdings, Ltd...............................  1,361,000    447,646
    DMX Technologies Group, Ltd........................  2,096,000    336,268
#   Dyna-Mac Holdings, Ltd.............................  2,015,000    593,246
    Elec & Eltek International Co., Ltd................    147,000    239,525
    Ellipsiz, Ltd......................................    123,000      8,341
    EnGro Corp., Ltd...................................    354,000    309,195
    Etika International Holdings, Ltd..................    575,000    152,721
#   Eu Yan Sang International, Ltd.....................    809,800    493,902
*   euNetworks Group, Ltd..............................      8,220      4,180
    Ezion Holdings, Ltd................................  1,024,800  1,803,497
#*  Ezra Holdings, Ltd.................................  5,188,000  3,928,219
#   Falcon Energy Group, Ltd...........................  1,951,000    556,009
    Far East Orchard, Ltd..............................  1,070,598  1,418,776
    First Resources, Ltd...............................    108,000    168,502
    FJ Benjamin Holdings, Ltd..........................  1,305,000    205,045
    Food Empire Holdings, Ltd..........................  1,256,400    524,362
*   Forterra Trust.....................................     98,000    158,387
#   Fragrance Group, Ltd...............................  6,238,000  1,047,403
#*  Gallant Venture, Ltd...............................  5,073,000  1,038,305
    GK Goh Holdings, Ltd...............................  1,458,000    930,499
*   Global Yellow Pages, Ltd...........................    299,000     22,529
#   GMG Global, Ltd.................................... 17,887,000  1,357,072
#   Goodpack, Ltd......................................  1,606,000  2,364,345
    GP Batteries International, Ltd....................    343,000    160,479
    GP Industries, Ltd.................................  2,643,209    870,989
    GuocoLand, Ltd.....................................    410,314    707,755
#   GuocoLeisure, Ltd..................................  3,342,000  2,157,530
*   Hanwell Holdings, Ltd..............................  1,823,419    350,196
#*  Healthway Medical Corp., Ltd.......................  8,042,776    413,109
    HG Metal Manufacturing, Ltd........................  1,768,000    111,722
    Hi-P International, Ltd............................  1,309,000    547,943
    Hiap Hoe, Ltd......................................    353,000    220,036
    Hiap Seng Engineering, Ltd.........................    612,000    106,503
*   HLH Group, Ltd.....................................  8,364,000    132,389
    Ho Bee Land, Ltd...................................  1,652,000  2,592,497
    Hong Fok Corp., Ltd................................  3,323,640  1,744,178
    Hong Leong Asia, Ltd...............................    702,000    715,682

                                     1711

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
SINGAPORE -- (Continued)
    Hotel Grand Central, Ltd...........................  1,331,073 $1,082,775
    Hotel Properties, Ltd..............................  1,385,400  3,246,282
    Hour Glass, Ltd. (The).............................    622,744    800,577
    HTL International Holdings, Ltd....................  1,063,843    243,849
*   Huan Hsin Holdings, Ltd............................    343,400     10,662
    HupSteel, Ltd......................................  1,572,875    270,281
    Hwa Hong Corp., Ltd................................  2,186,000    501,338
#   Hyflux, Ltd........................................  3,212,500  2,882,255
    IFS Capital, Ltd...................................    248,080     84,872
#   Indofood Agri Resources, Ltd.......................  3,448,000  2,071,884
    InnoTek, Ltd.......................................    950,000    233,411
*   International Healthway Corp., Ltd.................    637,656    161,150
*   Interra Resources, Ltd.............................     43,000     12,745
    IPC Corp., Ltd.....................................  4,265,000    512,638
    Isetan Singapore, Ltd..............................    122,500    423,319
#   Jaya Holdings, Ltd.................................  2,397,000  1,445,640
#*  Jiutian Chemical Group, Ltd........................ 10,128,000    656,545
#*  Jurong Technologies Industrial Corp., Ltd..........  2,227,680         --
    K-Green Trust......................................  1,330,000  1,045,189
    K1 Ventures, Ltd...................................  4,793,500    710,519
#   Keppel Telecommunications & Transportation, Ltd....  1,409,600  1,992,660
    Koh Brothers Group, Ltd............................  1,432,000    334,550
*   Lafe Corp., Ltd....................................    700,000     32,945
    LCD Global Investments, Ltd........................  3,569,504    393,807
    Lee Kim Tah Holdings, Ltd..........................  1,600,000  1,155,182
*   Li Heng Chemical Fibre Technologies, Ltd...........  2,053,000    176,999
    Lian Beng Group, Ltd...............................  1,917,000    787,645
    Low Keng Huat Singapore, Ltd.......................    878,000    470,691
    Lum Chang Holdings, Ltd............................  1,094,030    295,071
#   M1, Ltd............................................  1,320,000  3,470,145
*   Manhattan Resources, Ltd...........................    911,000    237,000
    Marco Polo Marine, Ltd.............................    963,000    283,263
    mDR, Ltd...........................................  3,997,000     27,844
*   Mercator Lines Singapore, Ltd......................    555,000     44,966
#   Mermaid Maritime PCL...............................  1,212,000    446,794
    Metro Holdings, Ltd................................  2,085,792  1,395,229
    Mewah International, Inc...........................  1,773,000    646,729
#   Midas Holdings, Ltd................................  8,006,000  2,882,248
#   Nam Cheong, Ltd....................................  7,126,740  1,778,143
#*  Neptune Orient Lines, Ltd..........................    547,000    432,399
    New Toyo International Holdings, Ltd...............  1,624,000    373,196
    NSL, Ltd...........................................    422,000    570,327
*   Oceanus Group, Ltd................................. 13,109,000    213,368
    OKP Holdings, Ltd..................................    207,000     53,148
#   OSIM International, Ltd............................  1,565,000  2,897,472
*   Otto Marine, Ltd...................................  9,475,500    570,831
#   OUE, Ltd...........................................  1,863,000  3,462,355
    Oxley Holdings, Ltd................................    216,000     88,741
    Pan-United Corp., Ltd..............................  2,006,000  1,416,879
    PEC, Ltd...........................................     47,000     19,915
*   Penguin International, Ltd.........................    615,000     67,392
#   Petra Foods, Ltd...................................    804,000  2,030,987
    Popular Holdings, Ltd..............................  2,763,650    509,384

                                     1712

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
SINGAPORE -- (Continued)
    QAF, Ltd...........................................  1,184,483 $  744,205
#*  Raffles Education Corp., Ltd.......................  4,104,710    880,660
#   Raffles Medical Group, Ltd.........................    564,330  1,325,051
    Rickmers Maritime..................................    888,000    197,858
    Rotary Engineering, Ltd............................  1,463,600    722,912
#   Roxy-Pacific Holdings, Ltd.........................    297,500    134,462
*   S I2I, Ltd......................................... 17,004,000    160,897
    San Teh, Ltd.......................................    999,087    241,935
*   Sapphire Corp., Ltd................................    704,000     66,287
    SBS Transit, Ltd...................................    953,500    973,011
#   See Hup Seng, Ltd..................................  1,829,000    445,300
    Sheng Siong Group, Ltd.............................  1,151,000    540,302
    Sim Lian Group, Ltd................................  2,281,855  1,366,359
#   Sinarmas Land, Ltd.................................  5,725,000  2,083,160
    Sing Holdings, Ltd.................................  1,134,000    328,346
    Sing Investments & Finance, Ltd....................    297,675    311,780
    Singapore Post, Ltd................................  9,103,120  9,531,343
    Singapore Reinsurance Corp., Ltd...................  1,514,530    338,584
    Singapore Shipping Corp., Ltd......................  1,689,000    298,926
    Singapura Finance, Ltd.............................    174,062    194,900
*   Sino Grandness Food Industry Group, Ltd............  2,039,000  1,066,951
#   SMRT Corp., Ltd....................................  2,070,000  1,856,179
    Stamford Land Corp., Ltd...........................  3,258,000  1,477,934
    Straco Corp., Ltd..................................    130,000     46,136
    Sunningdale Tech, Ltd..............................  2,398,000    277,860
*   SunVic Chemical Holdings, Ltd......................  1,650,000    825,644
#   Super Group, Ltd...................................  1,073,000  3,123,489
#   Swiber Holdings, Ltd...............................  3,974,000  1,976,831
    Swissco Holdings, Ltd..............................    704,000    184,399
#   Tat Hong Holdings, Ltd.............................  2,072,800  1,330,607
#*  Technics Oil & Gas, Ltd............................     42,000     20,917
    Thakral Corp., Ltd.................................  5,601,000    122,132
*   Tiger Airways Holdings, Ltd........................    192,000     63,686
#   Tiong Woon Corp. Holding, Ltd......................  2,152,250    574,106
#*  Triyards holdings, Ltd.............................    348,900    179,696
    Tuan Sing Holdings, Ltd............................  4,074,495    892,109
#   UMS Holdings, Ltd..................................  1,308,000    603,910
#   United Engineers, Ltd..............................  2,703,028  3,673,304
#   United Envirotech, Ltd.............................  2,478,000  2,326,232
    United Overseas Insurance, Ltd.....................    187,250    644,237
    UOB-Kay Hian Holdings, Ltd.........................  1,798,400  2,298,054
#   UPP Holdings, Ltd..................................  3,060,000    598,734
#*  Vard Holdings, Ltd.................................  3,851,000  2,473,601
    Venture Corp., Ltd.................................  1,600,000  9,269,251
    Vibrant Group, Ltd.................................  9,159,901    752,242
    Vicom, Ltd.........................................    120,000    512,541
#   Wee Hur Holdings, Ltd..............................  2,479,000    670,461
    Wheelock Properties Singapore, Ltd.................  1,210,000  1,494,106
    Wing Tai Holdings, Ltd.............................  2,789,567  3,778,480
#*  Xpress Holdings, Ltd...............................  1,281,000     24,123
    Yeo Hiap Seng, Ltd.................................    223,731    374,423
    YHI International, Ltd.............................  1,174,000    222,566

                                     1713

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                      SHARES       VALUE++
                                                    ----------- --------------
 SINGAPORE -- (Continued)
 #     Yongnam Holdings, Ltd.......................   8,048,000 $    1,446,465
                                                                --------------
 TOTAL SINGAPORE...................................                168,404,983
                                                                --------------
 TOTAL COMMON STOCKS...............................              1,255,919,908
                                                                --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
 *     Centrebet International, Ltd. Litigation
         Rights....................................      81,336             --
                                                                --------------
 HONG KONG -- (0.0%)
 *     Cheuk Nang Holdings, Ltd. Warrants 06/24/14.           1             --
                                                                --------------
 SINGAPORE -- (0.0%)
 *     Falcon Energy Group, Ltd. Rights 06/16/18...     195,100          7,641
 *     Technics Oil & Gas, Ltd. Warrants 12/09/16..      16,800          3,355
                                                                --------------
 TOTAL SINGAPORE...................................                     10,996
                                                                --------------
 TOTAL RIGHTS/WARRANTS.............................                     10,996
                                                                --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                    ----------- --------------
 SECURITIES LENDING COLLATERAL -- (20.2%)
 (S)@  DFA Short Term Investment Fund..............  27,398,444    317,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $574,276 GNMA 3.50%,
         09/20/42, valued at $516,174) to be
         repurchased at $506,054................... $       506        506,053
                                                                --------------
 TOTAL SECURITIES LENDING COLLATERAL...............                317,506,053
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,567,801,223)^^.........................             $1,573,436,957
                                                                ==============

                                     1714

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Australia.................. $   46,520 $  624,753,704   --    $  624,800,224
   China......................         --      2,722,453   --         2,722,453
   Hong Kong..................  2,683,419    356,051,075   --       358,734,494
   New Zealand................         --    101,257,754   --       101,257,754
   Singapore..................         --    168,404,983   --       168,404,983
Rights/Warrants
   Australia..................         --             --   --                --
   Hong Kong..................         --             --   --                --
   Singapore..................         --         10,996   --            10,996
Securities Lending Collateral.         --    317,506,053   --       317,506,053
                               ---------- --------------   --    --------------
TOTAL......................... $2,729,939 $1,570,707,018   --    $1,573,436,957
                               ========== ==============   ==    ==============

                                     1715

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- -----------
COMMON STOCKS -- (97.6%)
Consumer Discretionary -- (26.9%)
    4imprint Group P.L.C...............................     97,044 $ 1,155,147
    888 Holdings P.L.C.................................    928,320   2,181,336
*   Aga Rangemaster Group P.L.C........................    453,866   1,214,012
    Barratt Developments P.L.C.........................  5,157,995  32,067,524
    Bellway P.L.C......................................    652,849  16,653,435
    Berkeley Group Holdings P.L.C......................    650,346  27,597,564
    Betfair Group P.L.C................................     88,518   1,535,533
    Bloomsbury Publishing P.L.C........................    283,806     803,700
    Bovis Homes Group P.L.C............................    875,787  11,833,997
    Bwin.Party Digital Entertainment P.L.C.............  2,880,414   5,412,518
*   Carpetright P.L.C..................................     10,138      90,475
#   Centaur Media P.L.C................................    556,967     610,082
    Chime Communications P.L.C.........................    317,697   1,812,550
#   Cineworld Group P.L.C..............................    728,680   4,237,623
    Creston P.L.C......................................     22,394      34,680
    Daily Mail & General Trust P.L.C...................  1,328,069  20,979,921
    Darty P.L.C........................................    789,910   1,710,558
    Debenhams P.L.C....................................  6,498,732   7,898,260
    Dignity P.L.C......................................    227,144   5,575,693
*   Dixons Retail P.L.C................................ 18,181,138  13,034,553
    Domino's Pizza Group P.L.C.........................    440,599   3,825,675
    Dunelm Group P.L.C.................................    231,815   3,508,362
*   Enterprise Inns P.L.C..............................  2,687,428   7,100,525
#   Euromoney Institutional Investor P.L.C.............    295,537   6,429,865
*   Findel P.L.C.......................................    307,317   1,465,762
*   Forminster P.L.C...................................     43,333          --
    Fuller Smith & Turner P.L.C........................    137,316   2,188,398
*   Future P.L.C.......................................  1,301,863     336,750
    Games Workshop Group P.L.C.........................    101,889     871,237
    Greene King P.L.C..................................  1,421,372  20,007,420
    Halfords Group P.L.C...............................  1,072,399   8,064,075
    Headlam Group P.L.C................................    337,290   2,573,816
    Henry Boot P.L.C...................................    432,804   1,538,247
    Home Retail Group P.L.C............................  4,196,363  12,335,214
#*  Hornby P.L.C.......................................    154,220     196,107
    Howden Joinery Group P.L.C.........................  3,024,735  17,033,682
    Huntsworth P.L.C...................................    926,689   1,073,310
    Inchcape P.L.C.....................................  2,319,770  22,230,719
    Informa P.L.C......................................  3,121,619  26,499,010
    ITE Group P.L.C....................................  1,144,948   5,134,114
    ITV P.L.C..........................................  1,211,049   3,907,935
    JD Sports Fashion P.L.C............................    120,013   3,180,328
    JD Wetherspoon P.L.C...............................    489,461   6,402,398
    John Menzies P.L.C.................................    247,022   2,778,134
#*  Johnston Press P.L.C...............................  1,007,737     397,659
    Ladbrokes P.L.C....................................  4,483,503  10,994,750
    Laura Ashley Holdings P.L.C........................  1,517,420     653,545
    Lookers P.L.C......................................  1,390,303   2,889,922
    Marston's P.L.C....................................  3,122,248   7,691,003
    Mecom Group P.L.C..................................    369,687     712,263
    Millennium & Copthorne Hotels P.L.C................  1,048,561   9,731,841

                                     1716

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
*   Mitchells & Butlers P.L.C..........................  1,030,286 $  7,613,185
    MJ Gleeson Group P.L.C.............................    195,875    1,306,797
#*  Mothercare P.L.C...................................    266,771    1,147,904
    N Brown Group P.L.C................................    874,754    7,766,916
*   Ocado Group P.L.C..................................    875,932    7,515,556
    Pendragon P.L.C....................................  4,311,334    2,423,110
*   Perform Group P.L.C................................     20,794       84,759
    Persimmon P.L.C....................................  1,366,507   29,444,280
    Photo-Me International P.L.C.......................    228,259      526,282
*   Punch Taverns P.L.C................................  2,668,837      635,588
    Rank Group P.L.C...................................     90,672      207,098
    Redrow P.L.C.......................................  1,505,347    8,027,025
    Restaurant Group P.L.C. (The)......................    964,840    9,703,975
    Rightmove P.L.C....................................    413,309   17,196,904
    Smiths News P.L.C..................................    990,780    3,460,197
    Spirit Pub Co. P.L.C...............................  3,103,818    4,247,875
*   Sportech P.L.C.....................................    384,214      577,725
*   Sports Direct International P.L.C..................    475,418    5,327,851
*   STV Group P.L.C....................................      4,868       25,927
#*  SuperGroup P.L.C...................................    199,878    5,061,971
    Taylor Wimpey P.L.C................................ 15,614,170   28,737,609
    Ted Baker P.L.C....................................    145,093    5,109,871
*   Thomas Cook Group P.L.C............................  7,517,966   22,217,690
    Topps Tiles P.L.C..................................    822,823    2,052,396
*   Torotrak P.L.C.....................................     50,953       17,720
#*  Trinity Mirror P.L.C...............................  1,688,565    4,940,125
    TUI Travel P.L.C...................................    433,217    3,026,086
    UBM P.L.C..........................................    773,256    8,644,542
    UTV Media P.L.C....................................    243,762    1,042,108
    Vitec Group P.L.C. (The)...........................    164,847    1,793,320
    WH Smith P.L.C.....................................    708,815   12,138,599
    William Hill P.L.C.................................  3,678,697   20,079,320
    Wilmington Group P.L.C.............................    346,234    1,594,669
                                                                   ------------
Total Consumer Discretionary...........................             571,886,207
                                                                   ------------
Consumer Staples -- (3.9%)
    A.G. Barr P.L.C....................................    427,802    4,289,171
    Anglo-Eastern Plantations..........................    108,153    1,183,925
    Booker Group P.L.C.................................  7,511,637   19,074,206
    Britvic P.L.C......................................  1,227,439   13,981,154
    Cranswick P.L.C....................................    264,392    5,722,420
    Dairy Crest Group P.L.C............................    747,197    6,361,579
    Devro P.L.C........................................    891,696    4,532,227
    Greencore Group P.L.C..............................  2,335,961    9,552,960
    Greggs P.L.C.......................................    519,914    4,315,525
    Hilton Food Group P.L.C............................     24,794      187,457
    McBride P.L.C......................................    855,515    1,432,945
*   Premier Foods P.L.C................................  1,135,338    2,664,675
#   PZ Cussons P.L.C...................................  1,325,039    7,867,529
    REA Holdings P.L.C.................................     50,639      390,069

                                     1717

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Consumer Staples -- (Continued)
*   Thorntons P.L.C....................................   254,787 $    585,043
                                                                  ------------
Total Consumer Staples.................................             82,140,885
                                                                  ------------
Energy -- (5.0%)
*   Afren P.L.C........................................ 5,639,345   13,777,742
    AMEC P.L.C......................................... 1,013,998   17,140,757
    Anglo Pacific Group P.L.C..........................   466,306    1,409,013
*   Cairn Energy P.L.C................................. 2,601,577    9,225,956
*   Coalfield Resources P.L.C..........................   268,451       27,001
*   EnQuest P.L.C...................................... 3,554,743    7,570,035
*   Essar Energy P.L.C................................. 1,162,294    1,106,097
*   Exillon Energy P.L.C...............................   289,661      679,631
    Fortune Oil P.L.C.................................. 6,238,485      892,879
*   Hardy Oil & Gas P.L.C..............................    74,781       99,853
*   Heritage Oil P.L.C.................................   972,858    2,992,840
    Hunting P.L.C......................................   639,376    7,912,980
    James Fisher & Sons P.L.C..........................   215,896    4,939,052
#*  JKX Oil & Gas P.L.C................................   456,676      535,955
    John Wood Group P.L.C.............................. 1,508,579   15,886,556
*   Lamprell P.L.C.....................................   967,717    2,277,072
    Premier Oil P.L.C.................................. 2,484,308   11,064,901
*   Salamander Energy P.L.C............................ 1,063,663    1,853,583
    Soco International P.L.C........................... 1,018,017    6,887,378
                                                                  ------------
Total Energy...........................................            106,279,281
                                                                  ------------
Financials -- (13.7%)
    Admiral Group P.L.C................................    11,519      273,218
    Amlin P.L.C........................................ 2,613,209   17,944,228
#   Ashmore Group P.L.C................................ 1,839,927    9,829,437
    Bank of Georgia Holdings P.L.C.....................   102,134    3,603,860
    Beazley P.L.C...................................... 2,627,389   11,014,155
    Brewin Dolphin Holdings P.L.C...................... 1,312,327    6,572,752
    Capital & Counties Properties P.L.C................   474,174    2,768,667
    Capital & Regional P.L.C........................... 1,493,345    1,166,314
    Catlin Group, Ltd.................................. 1,812,653   15,699,221
    Charles Stanley Group P.L.C........................   126,349    1,040,830
    Charles Taylor P.L.C...............................   139,215      655,356
    Chesnara P.L.C.....................................   559,060    3,167,234
    Close Brothers Group P.L.C.........................   777,213   16,914,419
    Daejan Holdings P.L.C..............................    32,083    2,554,027
    Development Securities P.L.C.......................   580,091    2,338,316
    F&C Asset Management P.L.C......................... 2,273,162    4,647,723
    Hansard Global P.L.C...............................    16,468       22,330
    Helical Bar P.L.C..................................   668,916    3,814,972
    Henderson Group P.L.C.............................. 5,229,541   18,838,005
    Hiscox, Ltd........................................ 1,848,675   19,353,590
    ICAP P.L.C......................................... 2,874,272   18,235,324
    IG Group Holdings P.L.C............................ 1,592,297   16,369,670
*   Industrial & Commercial Holdings P.L.C.............     5,000           --
    Intermediate Capital Group P.L.C...................   572,350    3,882,548
    International Personal Finance P.L.C...............   690,825    5,269,100
*   IP Group...........................................    50,698        8,834

                                     1718

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Financials -- (Continued)
*   IP Group P.L.C..................................... 1,255,608 $  3,618,372
    Jardine Lloyd Thompson Group P.L.C.................   591,285   10,266,359
    Jupiter Fund Management P.L.C...................... 1,339,596    8,215,211
    Lancashire Holdings, Ltd...........................   901,590   11,164,352
    Liontrust Asset Management P.L.C...................   129,935      527,511
    London Stock Exchange Group P.L.C..................    31,526      951,461
    LSL Property Services P.L.C........................   168,097    1,228,405
    Man Group P.L.C.................................... 9,800,117   13,121,872
    Novae Group P.L.C..................................   276,081    2,589,058
    Phoenix Group Holdings.............................   646,616    7,788,589
*   Puma Brandenburg, Ltd. Class A..................... 1,193,004           --
*   Puma Brandenburg, Ltd. Class B..................... 1,193,004           --
*   Quintain Estates & Development P.L.C............... 2,680,731    4,382,018
    Rathbone Brothers P.L.C............................   165,692    4,545,902
*   Raven Russia, Ltd..................................   804,338    1,048,772
*   Renovo Group P.L.C.................................    87,461       27,489
    S&U P.L.C..........................................    21,140      619,272
    Savills P.L.C......................................   625,702    6,427,046
    St James's Place P.L.C.............................   903,953   11,416,624
    ST Modwen Properties P.L.C.........................   957,652    6,043,839
    Tullett Prebon P.L.C............................... 1,093,488    5,948,885
    Unite Group P.L.C..................................   923,117    6,207,751
*   Waterloo Investment Holdings, Ltd..................     5,979          688
                                                                  ------------
Total Financials.......................................            292,123,606
                                                                  ------------
Health Care -- (2.9%)
#*  Alizyme P.L.C......................................   660,805           --
    Bioquell P.L.C.....................................    90,893      206,850
*   BTG P.L.C.......................................... 1,781,080   17,338,908
    Consort Medical P.L.C..............................   138,858    2,434,987
    Dechra Pharmaceuticals P.L.C.......................   429,068    4,934,115
    Genus P.L.C........................................   281,441    6,065,832
    Hikma Pharmaceuticals P.L.C........................   713,706   14,069,226
*   Optos P.L.C........................................   101,646      330,559
#*  Oxford Biomedica P.L.C............................. 2,821,652      151,907
    Synergy Health P.L.C...............................   296,223    6,272,070
    UDG Healthcare P.L.C...............................   973,852    5,694,895
*   Vectura Group P.L.C................................ 1,829,761    4,812,075
*   Vernalis P.L.C.....................................    19,974       11,074
                                                                  ------------
Total Health Care......................................             62,322,498
                                                                  ------------
Industrials -- (25.1%)
#   Air Partner P.L.C..................................    39,319      333,874
    Alumasc Group P.L.C................................   124,366      290,064
    Ashtead Group P.L.C................................ 2,598,958   33,672,393
    Avon Rubber P.L.C..................................    58,459      629,867
    Babcock International Group P.L.C..................     5,658      129,137
    Balfour Beatty P.L.C............................... 3,596,658   17,212,679
    BBA Aviation P.L.C................................. 2,792,163   14,159,940
    Berendsen P.L.C....................................   828,543   12,575,165
    Bodycote P.L.C..................................... 1,253,236   13,354,554
    Braemar Shipping Services P.L.C....................    83,345      690,681

                                     1719

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
Industrials -- (Continued)
    Brammer P.L.C......................................   400,999 $ 3,018,518
#   Camellia P.L.C.....................................     2,481     365,063
    Cape P.L.C.........................................   582,333   2,570,733
    Carillion P.L.C.................................... 2,233,191  12,500,744
    Carr's Milling Industries P.L.C....................    35,419   1,036,859
    Castings P.L.C.....................................   162,757   1,192,923
    Chemring Group P.L.C............................... 1,217,006   4,810,782
    Clarkson P.L.C.....................................    67,657   2,228,220
    Cobham P.L.C....................................... 5,618,202  27,107,337
    Communisis P.L.C................................... 1,021,272   1,165,485
    Costain Group P.L.C................................   106,634     514,123
    DCC P.L.C..........................................   431,941  19,619,183
    De La Rue P.L.C....................................   287,139   3,681,653
    Dialight P.L.C.....................................    17,200     216,428
    Diploma P.L.C......................................   573,297   6,541,634
    easyJet P.L.C......................................   355,285   9,596,136
    Fenner P.L.C.......................................   935,135   6,304,874
*   Firstgroup P.L.C................................... 5,277,432  11,533,372
    Galliford Try P.L.C................................   337,850   6,494,347
    Go-Ahead Group P.L.C...............................   211,042   6,850,821
    Goodwin P.L.C......................................       383      23,193
    Grafton Group P.L.C................................   429,703   4,201,619
    Harvey Nash Group P.L.C............................    46,693      82,515
    Hays P.L.C......................................... 7,041,541  15,344,184
    Helphire P.L.C.....................................   818,241      81,111
    Hogg Robinson Group P.L.C..........................   134,014     188,854
    Homeserve P.L.C.................................... 1,339,416   7,201,642
    Hyder Consulting P.L.C.............................   178,009   1,895,612
    Interserve P.L.C...................................   664,484   6,645,742
    Keller Group P.L.C.................................   333,468   6,490,165
    Kentz Corp., Ltd...................................    76,014     824,186
    Kier Group P.L.C...................................   206,780   6,392,116
    Latchways P.L.C....................................    36,248     762,757
    Lavendon Group P.L.C...............................   787,112   2,542,316
    Management Consulting Group P.L.C.................. 1,519,596     649,301
    Mears Group P.L.C..................................   466,215   3,669,133
    Meggitt P.L.C......................................   226,713   1,922,154
    Melrose Industries P.L.C........................... 3,901,836  19,818,236
    Michael Page International P.L.C................... 1,282,180   9,364,102
    Mitie Group P.L.C.................................. 1,847,058   9,680,013
    Morgan Advanced Materials P.L.C.................... 1,434,964   7,306,595
    Morgan Sindall Group P.L.C.........................   189,399   2,476,925
    National Express Group P.L.C....................... 2,235,488  10,707,271
    Norcros P.L.C......................................   105,434      38,131
    Northgate P.L.C....................................   752,381   6,921,832
    PayPoint P.L.C.....................................   165,538   2,983,559
    QinetiQ Group P.L.C................................ 3,169,340  11,635,522
    Regus PLC.......................................... 3,367,250  11,579,535
*   Renold P.L.C.......................................   162,865     147,106
    Rentokil Initial P.L.C............................. 5,933,263  11,731,506
    Ricardo P.L.C......................................   264,060   2,925,850
    Robert Walters P.L.C...............................   387,999   2,192,536
    Rotork P.L.C.......................................   339,433  13,720,366

                                     1720

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Industrials -- (Continued)
    RPS Group P.L.C.................................... 1,266,580 $  7,083,083
#   Schneider Electric SA..............................    17,013    1,364,344
    Senior P.L.C....................................... 2,095,459   10,243,581
    Serco Group P.L.C.................................. 1,965,238   14,090,396
*   Severfield-Rowen P.L.C............................. 1,252,061    1,231,802
    Shanks Group P.L.C................................. 2,313,344    4,420,529
    SIG P.L.C.......................................... 3,038,785    9,775,460
    Speedy Hire P.L.C.................................. 2,828,053    2,993,800
    Spirax-Sarco Engineering P.L.C.....................   361,495   17,325,018
    St Ives P.L.C......................................   672,895    2,117,810
    Stagecoach Group P.L.C............................. 2,248,039   13,430,299
    Sthree P.L.C.......................................   343,858    2,166,214
#   Stobart Group, Ltd.................................   262,021      577,916
    T Clarke P.L.C.....................................   147,457      165,922
    Tarsus Group P.L.C.................................   208,165      728,346
    Tribal Group P.L.C.................................   156,581      457,811
    Trifast P.L.C......................................   443,600      583,226
    UK Mail Group P.L.C................................   197,261    2,201,077
    Ultra Electronics Holdings P.L.C...................   351,758   11,293,464
    Vesuvius P.L.C..................................... 1,449,566   10,651,168
#   Volex P.L.C........................................   233,149      452,339
    Vp P.L.C...........................................   167,297    1,853,163
*   Wincanton P.L.C....................................   526,941    1,232,471
    WS Atkins P.L.C....................................   523,508   11,691,205
#   XP Power, Ltd......................................    74,294    2,164,512
                                                                  ------------
Total Industrials......................................            532,838,230
                                                                  ------------
Information Technology -- (7.7%)
    Acal P.L.C.........................................   104,729      571,730
    Anite P.L.C........................................ 1,253,216    1,879,608
    Aveva Group PLC....................................    48,491    1,712,433
    Computacenter P.L.C................................   422,291    4,493,350
    CSR P.L.C..........................................   916,815    9,952,305
    Domino Printing Sciences P.L.C.....................   526,905    6,882,376
    E2V Technologies P.L.C.............................   505,271    1,295,595
    Electrocomponents P.L.C............................ 2,186,053    9,513,720
    Fidessa Group P.L.C................................   157,190    5,968,425
*   Filtronic P.L.C....................................     4,262        3,986
    Halma P.L.C........................................ 1,809,968   17,780,544
#*  Imagination Technologies Group P.L.C...............   205,118      578,170
*   Innovation Group P.L.C............................. 4,560,103    2,508,637
*   Kofax, Ltd.........................................   359,621    2,630,942
    Laird P.L.C........................................ 1,362,165    7,248,585
    Micro Focus International P.L.C....................   700,538    8,620,849
    Moneysupermarket.com Group P.L.C...................   680,942    1,997,911
    NCC Group P.L.C....................................   247,767      814,867
    Oxford Instruments P.L.C...........................   153,131    4,195,763
    Pace P.L.C......................................... 1,487,713    8,732,101
    Phoenix IT Group, Ltd..............................   204,614      384,537
    Playtech P.L.C.....................................   393,257    4,456,957
    Premier Farnell P.L.C.............................. 1,803,310    6,444,363
    PV Crystalox Solar P.L.C...........................   147,995       44,611
    Renishaw P.L.C.....................................   188,423    5,834,622

                                     1721

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
Information Technology -- (Continued)
    RM P.L.C...........................................   363,499 $    687,707
    SDL P.L.C..........................................   353,826    2,120,405
    Sepura P.L.C.......................................   225,709      491,090
    Spectris P.L.C.....................................   582,385   21,226,374
    Spirent Communications P.L.C....................... 2,633,737    4,119,191
    Telecity Group P.L.C...............................   656,941    7,700,422
    TT electronics P.L.C...............................   815,556    2,768,585
    Vislink P.L.C......................................   274,226      186,974
*   Wolfson Microelectronics P.L.C.....................   504,759    1,116,564
    Xaar P.L.C.........................................   271,556    4,948,329
    Xchanging P.L.C.................................... 1,304,391    3,824,262
                                                                  ------------
Total Information Technology...........................            163,736,890
                                                                  ------------
Materials -- (7.2%)
    African Barrick Gold P.L.C.........................   482,029    1,729,873
    Alent P.L.C........................................ 1,359,075    6,981,987
    AZ Electronic Materials SA.........................   897,834    5,846,129
    British Polythene Industries P.L.C.................   137,680    1,391,869
    Carclo P.L.C.......................................   200,519      541,208
*   Centamin P.L.C..................................... 4,637,575    3,335,790
    Croda International P.L.C..........................   442,133   17,489,675
    DS Smith P.L.C..................................... 4,875,734   26,254,166
    Elementis P.L.C.................................... 2,385,580   10,000,722
    Essentra PLC.......................................   950,734   12,940,823
*   Evraz P.L.C........................................   276,673      386,307
    Ferrexpo P.L.C.....................................   955,423    2,379,148
*   Gem Diamonds, Ltd..................................   487,368    1,269,083
    Hill & Smith Holdings P.L.C........................   427,877    3,811,826
    Hochschild Mining P.L.C............................   657,160    1,629,491
*   International Ferro Metals, Ltd....................   423,652       74,986
    Kazakhmys P.L.C....................................   206,718      603,225
#*  Lonmin P.L.C....................................... 2,202,370   11,064,589
    Low & Bonar P.L.C.................................. 1,065,095    1,514,769
    Marshalls P.L.C....................................   848,249    2,459,650
    Mondi P.L.C........................................   517,009    7,823,634
#*  New World Resources P.L.C. Class A.................   133,089      111,818
*   Petra Diamonds, Ltd................................ 1,192,534    2,703,422
#   Petropavlovsk P.L.C................................   708,130      810,521
    RPC Group P.L.C....................................   765,365    7,478,414
    Synthomer P.L.C.................................... 1,194,695    5,337,406
#   Vedanta Resources P.L.C............................   480,809    6,355,798
    Victrex P.L.C......................................   379,704   11,092,141
    Zotefoams P.L.C....................................    96,852      276,611
                                                                  ------------
Total Materials........................................            153,695,081
                                                                  ------------
Telecommunication Services -- (2.5%)
    Cable & Wireless Communications P.L.C.............. 8,443,810    7,404,682
*   Colt Group SA...................................... 1,426,217    2,961,339
    Inmarsat P.L.C..................................... 2,227,434   25,588,940
    Kcom Group P.L.C................................... 3,014,682    4,888,378

                                     1722

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                      SHARES       VALUE++
                                                     ---------- --------------
 Telecommunication Services -- (Continued)..........
       TalkTalk Telecom Group P.L.C.................  2,542,439 $   13,009,379
                                                                --------------
 Total Telecommunication Services...................                53,852,718
                                                                --------------
 Utilities -- (2.7%)
       Dee Valley Group P.L.C.......................     12,109        297,443
       Drax Group P.L.C.............................  2,103,725     28,041,903
       Pennon Group P.L.C...........................  1,980,713     22,377,332
       Telecom Plus P.L.C...........................    206,826      6,473,344
                                                                --------------
 Total Utilities....................................                57,190,022
                                                                --------------
 TOTAL COMMON STOCKS................................             2,076,065,418
                                                                --------------
 RIGHTS/WARRANTS -- (0.0%)
 *     Cineworld Group P.L.C........................    233,178        471,484
                                                                --------------
                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)       VALUE+
                                                     ---------- --------------
 SECURITIES LENDING COLLATERAL -- (2.4%)
 (S)@  DFA Short Term Investment Fund...............  4,321,521     50,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $357,997 GNMA 3.50%,
         09/20/42, valued at $321,776) to be
         repurchased at $315,468.................... $      315        315,467
                                                                --------------
 TOTAL SECURITIES LENDING COLLATERAL................                50,315,467
                                                                --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,412,930,936)^^..........................            $2,126,852,369
                                                                ==============

                                     1723

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary.....       -- $  571,886,207   --    $  571,886,207
    Consumer Staples...........       --     82,140,885   --        82,140,885
    Energy.....................       --    106,279,281   --       106,279,281
    Financials.................       --    292,123,606   --       292,123,606
    Health Care................       --     62,322,498   --        62,322,498
    Industrials................ $120,646    532,717,584   --       532,838,230
    Information Technology.....       --    163,736,890   --       163,736,890
    Materials..................       --    153,695,081   --       153,695,081
    Telecommunication Services.       --     53,852,718   --        53,852,718
    Utilities..................       --     57,190,022   --        57,190,022
 Rights/Warrants...............       --        471,484   --           471,484
 Securities Lending Collateral.       --     50,315,467   --        50,315,467
                                -------- --------------   --    --------------
 TOTAL......................... $120,646 $2,126,731,723   --    $2,126,852,369
                                ======== ==============   ==    ==============

                                     1724

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES    VALUE++
                                                         ------- -----------
   COMMON STOCKS -- (88.4%)
   AUSTRIA -- (2.2%)
   *   A-TEC Industries AG..............................  21,828 $        --
       Agrana Beteiligungs AG...........................  17,354   2,054,714
       AMAG Austria Metall AG...........................   2,133      66,119
       Atrium European Real Estate, Ltd................. 614,001   3,445,629
       Austria Technologie & Systemtechnik AG...........  83,748     915,436
       BKS Bank AG......................................   3,120      73,891
   #   CA Immobilien Anlagen AG......................... 163,483   2,843,790
       Conwert Immobilien Invest SE.....................  66,499     861,332
       DO & Co. AG......................................  18,126     885,180
   #   EVN AG........................................... 163,267   2,541,605
       Flughafen Wien AG................................  47,798   3,843,804
       Frauenthal Holding AG............................   4,212      50,779
       IMMOFINANZ AG....................................  15,360      72,447
       Josef Manner & Co. AG............................     870      62,840
   #   Kapsch TrafficCom AG.............................  26,900   1,484,866
   #   Lenzing AG.......................................  51,434   3,111,777
       Mayr Melnhof Karton AG...........................  45,831   5,601,140
       Oberbank AG......................................  37,973   2,535,649
       Oesterreichische Post AG......................... 159,297   7,341,426
   #   Palfinger AG.....................................  57,910   2,430,808
       POLYTEC Holding AG...............................  83,703     833,224
   #   RHI AG........................................... 113,647   3,722,783
       Rosenbauer International AG......................  17,149   1,433,075
       S IMMO AG........................................ 273,630   1,946,788
       Schoeller-Bleckmann Oilfield Equipment AG........  53,715   5,608,051
       Semperit AG Holding..............................  50,274   2,540,203
   #   Strabag SE....................................... 102,680   3,058,459
       Telekom Austria AG............................... 706,338   6,170,664
       UBM Realitaetenentwicklung AG....................   2,880      60,313
       UNIQA Insurance Group AG......................... 361,548   4,662,654
   #   Wienerberger AG.................................. 565,653   8,950,715
   *   Wolford AG.......................................  11,252     276,321
       Zumtobel AG...................................... 161,140   3,526,084
                                                                 -----------
   TOTAL AUSTRIA........................................          83,012,566
                                                                 -----------
   BELGIUM -- (2.8%)
   *   Ablynx NV........................................ 166,345   1,624,732
       Ackermans & van Haaren NV........................ 118,073  12,752,400
   *   AGFA-Gevaert NV.................................. 898,617   2,651,425
       Arseus NV........................................ 103,428   3,693,998
       Atenor Group.....................................   6,182     304,264
       Banque Nationale de Belgique.....................     968   4,170,478
       Barco NV.........................................  60,150   4,555,975
       Cie d'Entreprises CFE............................  41,428   3,626,526
       Cie Immobiliere de Belgique SA...................  12,863     660,569
       Cie Maritime Belge SA............................  66,098   1,886,664
       Co.Br.Ha Societe Commerciale de Brasserie SA.....     115     271,537
       D'ieteren SA..................................... 129,060   6,184,257
   *   Deceuninck NV.................................... 364,236   1,040,314
   #   Econocom Group................................... 304,215   3,216,513
   #   Elia System Operator SA.......................... 135,158   6,221,973

                                     1725

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   BELGIUM -- (Continued)
   #*  Euronav NV....................................... 101,119 $  1,323,812
       EVS Broadcast Equipment SA.......................  60,843    3,643,963
       Exmar NV......................................... 132,340    2,074,034
   *   Floridienne SA...................................     868       99,518
   #*  Galapagos NV..................................... 110,191    2,662,867
       Gimv NV..........................................  13,949      693,572
   *   Hamon & CIE SA...................................   4,508       95,442
   *   Ion Beam Applications............................  89,791      900,957
   #   Jensen-Group NV..................................  13,482      251,388
       Kinepolis Group NV...............................  19,582    3,108,144
       Lotus Bakeries...................................   1,361    1,372,076
   *   MDxHealth........................................  73,691      287,910
       Melexis NV.......................................  97,411    3,373,397
       Mobistar SA......................................  87,167    1,646,304
   #   NV Bekaert SA.................................... 190,167    6,546,326
   #   Nyrstar NV....................................... 742,718    2,851,131
   *   Picanol..........................................  28,441      977,010
   #*  RealDolmen NV/SA(B3M0622)........................   7,587      228,863
   *   RealDolmen NV/SA(5529094)........................     120           18
       Recticel SA...................................... 101,580      932,925
   *   Rentabiliweb Group...............................   9,831      105,474
       Resilux..........................................   4,724      630,394
   *   RHJ International................................  54,210      268,889
   *   Roularta Media Group NV..........................  10,263      173,370
   *   Sapec............................................   2,832      188,710
       Sioen Industries NV..............................  52,140      622,168
       Sipef SA.........................................  30,617    2,370,306
       TER Beke SA......................................   2,260      172,274
       Tessenderlo Chemie NV............................ 132,614    3,450,304
   #*  ThromboGenics NV................................. 155,245    3,915,817
       Van de Velde NV..................................  35,750    1,790,379
   *   Viohalco SA...................................... 603,593    3,052,746
                                                                 ------------
   TOTAL BELGIUM........................................          102,672,113
                                                                 ------------
   DENMARK -- (4.4%)
       ALK-Abello A.S...................................  29,336    3,836,622
   #*  Alm Brand A.S.................................... 484,611    2,278,151
   #   Ambu A.S. Class B................................  27,380    1,567,813
       Arkil Holding A.S. Class B.......................     504       62,646
   *   Atlantic Petroleum P/F...........................   4,328       96,799
   *   Auriga Industries Class B........................  96,829    3,047,713
   *   Bang & Olufsen A.S............................... 161,993    1,659,041
       BankNordik P/F...................................     942       20,801
   *   Bavarian Nordic A.S.............................. 105,508    1,832,336
   *   BoConcept Holding A.S. Class B...................   5,365       97,060
       Brodrene Hartmann A.S............................  13,977      421,908
       D/S Norden A.S................................... 110,869    5,180,523
       Dfds A.S.........................................  19,411    1,471,571
       Djurslands Bank A.S..............................   8,970      296,610
   *   East Asiatic Co., Ltd. A.S.......................  55,571      778,689
       FE Bording A.S...................................     426       53,708
   #   FLSmidth & Co. A.S............................... 181,351    9,681,461
       Fluegger A.S. Class B............................   4,198      268,086

                                     1726

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  DENMARK -- (Continued)
  *   Genmab A.S.......................................   186,552 $  7,427,594
      GN Store Nord A.S................................   772,340   18,341,693
  *   GPV Industri A.S. Series B.......................     2,200           --
  *   Greentech Energy Systems A.S.....................    12,775       28,217
      Gronlandsbanken AB...............................     1,125      133,231
  *   H+H International A.S. Class B...................    27,881      235,563
      Harboes Bryggeri A.S. Class B....................    12,252      201,952
      IC Companys A.S..................................    35,278      973,483
      Jeudan A.S.......................................     4,800      533,613
  *   Jyske Bank A.S...................................   265,701   13,625,500
      Lan & Spar Bank..................................     5,150      277,241
      NKT Holding A.S..................................   110,421    6,424,241
      Nordjyske Bank A.S...............................    17,600      347,498
      Norresundby Bank A.S.............................     7,350      294,208
      Pandora A.S......................................     4,195      240,682
  *   Parken Sport & Entertainment A.S.................    33,556      473,625
  #   PER Aarsleff A.S. Class B........................     7,359    1,200,153
      Ringkjoebing Landbobank A.S......................    19,475    4,055,421
      Roblon A.S. Class B..............................     2,700      144,186
      Rockwool International A.S. Class B..............    30,614    5,550,557
      Royal UNIBREW....................................    45,850    5,798,808
      Schouw & Co......................................    74,017    3,252,917
      SimCorp A.S......................................   194,860    7,144,093
      Solar A.S. Class B...............................    25,157    1,627,323
  *   Spar Nord Bank A.S...............................   347,740    3,124,382
  *   Sydbank A.S......................................   317,330    8,085,953
      Tivoli A.S.......................................       969      522,488
  *   TK Development A.S...............................   358,493      434,855
  *   Topdanmark A.S...................................   507,925   13,434,486
  *   TopoTarget A.S...................................   546,711      311,151
  *   Topsil Semiconductor Matls.......................   645,755       91,276
  #*  Torm A.S.........................................   694,424      190,507
      United International Enterprises.................     9,032    1,797,254
  *   Vestas Wind Systems A.S..........................   693,291   22,945,577
  *   Vestjysk Bank A.S................................    35,584       58,470
  #*  Zealand Pharma A.S...............................    32,819      436,375
                                                                  ------------
  TOTAL DENMARK........................................            162,416,111
                                                                  ------------
  FINLAND -- (5.7%)
      Afarak Group Oyj.................................   604,909      285,462
      Ahlstrom Oyj.....................................    44,983      470,045
      Aktia Bank Oyj...................................    35,193      385,332
  #   Alma Media Oyj...................................   277,852    1,126,512
      Amer Sports Oyj..................................   559,522   11,547,256
      Apetit Oyj.......................................    19,402      506,071
      Aspo Oyj.........................................    83,192      662,733
      Atria P.L.C......................................    36,177      381,819
      Bank of Aland P.L.C. Class B.....................    22,078      242,221
      BasWare Oyj......................................    34,550    1,363,038
  *   Biotie Therapies Oyj.............................   955,389      425,217
  #   Cargotec Oyj.....................................   164,102    5,822,606
  *   Caverion Corp....................................   483,134    4,691,948
      Citycon Oyj...................................... 1,340,442    4,571,559

                                     1727

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FINLAND -- (Continued)
  *   Comptel Oyj......................................   337,600 $   240,890
      Cramo Oyj........................................   148,755   2,948,172
      Digia P.L.C......................................    48,912     270,857
  *   Efore Oyj........................................    49,703      44,245
      Elektrobit Oyj...................................   193,437     713,500
  #   Elisa Oyj........................................   675,933  17,327,267
      F-Secure Oyj.....................................   465,993   1,344,137
      Finnair Oyj......................................   427,233   1,602,035
  *   Finnlines Oyj....................................   124,906   1,375,765
      Fiskars Oyj Abp..................................   196,350   5,497,920
  *   GeoSentric Oyj...................................   244,900          --
      HKScan Oyj Class A...............................   117,880     589,318
      Huhtamaki Oyj....................................   452,365  11,220,027
      Ilkka-Yhtyma Oyj.................................    61,503     246,175
      Kemira Oyj.......................................   472,368   6,573,764
      Kesko Oyj Class B................................   312,605  11,520,431
      Konecranes Oyj...................................   245,559   8,639,000
      Lassila & Tikanoja Oyj...........................   150,001   2,979,071
      Lemminkainen Oyj.................................    26,333     539,997
      Metsa Board Oyj.................................. 1,549,706   6,159,087
      Metso Oyj........................................   212,885   6,645,390
  *   Munksjo Oyj......................................    22,485     166,752
  #   Neste Oil Oyj....................................   604,358  10,788,019
      Okmetic Oyj......................................    61,386     392,020
      Olvi Oyj Class A.................................    69,915   2,607,043
      Oriola-KD Oyj Class A............................     5,045      18,900
      Oriola-KD Oyj Class B............................   503,918   1,786,934
  #   Orion Oyj Class A................................   130,940   3,415,939
  #   Orion Oyj Class B................................   388,448  10,138,646
  #*  Outokumpu Oyj.................................... 4,209,557   2,449,651
  #   Outotec Oyj......................................   697,608   7,105,286
      PKC Group Oyj....................................   105,600   3,300,450
      Pohjola Bank P.L.C. Class A......................    34,435     674,399
      Ponsse Oy........................................    30,777     392,270
  *   Poyry Oyj........................................   192,614   1,087,400
      Raisio P.L.C. Class V............................   541,284   3,281,434
      Ramirent Oyj.....................................   324,161   3,837,524
      Rapala VMC Oyj...................................   113,258     778,585
  #   Rautaruukki Oyj..................................   439,221   5,194,998
      Revenio Group OYJ................................     6,170      95,514
      Saga Furs Oyj....................................    11,324     495,523
  #   Sanoma Oyj.......................................   355,701   2,804,220
      Sievi Capital P.L.C..............................   123,479     204,461
      SRV Group P.L.C..................................     9,181      51,268
      Stockmann Oyj Abp(5462371).......................    43,914     662,735
  #   Stockmann Oyj Abp(5462393).......................   139,051   2,108,497
      Technopolis Oyj..................................   344,300   2,107,859
      Teleste Oyj......................................    53,559     338,266
      Tieto Oyj........................................   305,721   6,712,475
  #   Tikkurila Oyj....................................   175,018   4,387,114
  #   Uponor Oyj.......................................   247,346   3,957,514
      Vacon P.L.C......................................    46,920   3,431,216
      Vaisala Oyj Class A..............................    42,228   1,311,920

                                     1728

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
 FINLAND -- (Continued)
 *   Viking Line Abp..................................     10,366 $    249,316
 #   YIT Oyj..........................................    500,865    6,290,227
                                                                  ------------
 TOTAL FINLAND........................................             211,583,242
                                                                  ------------
 FRANCE -- (11.5%)
     ABC Arbitrage....................................     22,399      148,746
 *   Air France-KLM...................................    722,730    8,295,821
 #   Akka Technologies SA.............................     12,943      408,570
     Albioma..........................................     96,570    2,355,340
 #*  Alcatel-Lucent................................... 10,822,233   43,285,371
     Altamir..........................................     81,618    1,188,372
     Alten SA.........................................     92,635    4,171,332
     Altran Technologies SA...........................    676,432    6,179,307
     April............................................     76,998    1,733,493
     Assystem.........................................     65,144    1,816,177
 *   Atari SA.........................................     68,443       57,232
     Aubay............................................     10,285      124,788
 *   Audika Groupe....................................     22,298      308,510
     Aurea SA.........................................      2,794       16,590
     Axway Software SA................................     27,272    1,013,593
 #*  Beneteau SA......................................    184,191    2,809,938
 #*  Bigben Interactive...............................     28,213      279,139
     BioMerieux.......................................     28,511    2,997,923
     Boiron SA........................................     29,679    2,100,029
     Bonduelle SCA....................................     77,754    1,970,140
 #   Bongrain SA......................................     34,266    2,771,924
 #   Bourbon SA.......................................    216,060    5,953,760
 *   Boursorama.......................................     92,227    1,077,093
 #*  Bull.............................................    402,126    1,994,582
     Burelle SA.......................................      3,866    2,674,362
     Catering International Services..................      1,996       53,546
 *   Cegedim SA.......................................     19,533      610,039
     Cegid Group......................................     22,946      831,454
 *   CGG SA...........................................    455,425    6,765,070
 #*  Chargeurs SA.....................................     67,945      464,306
     Cie des Alpes....................................     18,539      393,628
     Cie Industrielle et Financiere D'Entreprises.....      1,200      110,151
     Ciments Francais SA..............................     47,966    3,790,560
 *   Club Mediterranee SA.............................    107,104    2,506,380
 *   Derichebourg SA..................................    548,515    1,888,422
 #   Devoteam SA......................................     27,431      545,035
     Eiffage SA.......................................    169,719    9,853,483
     Electricite de Strasbourg........................     21,886    3,026,814
 #   Eramet...........................................      8,545      814,556
     Esso SA Francaise................................     11,770      658,447
     Etablissements Maurel et Prom....................    419,398    6,772,268
     Euler Hermes SA..................................     49,870    6,118,987
 *   Euro Disney SCA..................................     58,727      338,708
     Eurofins Scientific SE...........................     25,468    6,478,688
     Exel Industries Class A..........................     10,680      849,988
     Faiveley Transport SA............................     35,342    2,574,142
 *   Faurecia.........................................    216,138    8,509,692
 #   Fimalac..........................................     31,490    2,102,153

                                     1729

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  FRANCE -- (Continued)
  #   Fleury Michon SA.................................     4,694 $   379,532
  *   GameLoft SE......................................   269,657   2,461,877
      Gaumont SA.......................................    13,980     792,109
  #   GEA..............................................     2,218     270,383
  #*  GECI International...............................    59,392          --
      Gevelot SA.......................................     3,584     289,964
  #   GL Events........................................    48,302   1,096,952
      Groupe Crit......................................    24,255   1,202,568
      Groupe Eurotunnel SA.............................   799,822   8,818,309
  #   Groupe Flo.......................................    35,997     147,406
  *   Groupe Fnac......................................     9,578     297,210
  #   Groupe Gorge.....................................     4,782     132,257
      Groupe Open......................................    27,590     311,847
      Groupe Steria SCA................................   135,577   2,743,003
      Guerbet..........................................    26,308     907,786
  *   Haulotte Group SA................................    65,672     969,021
      Havas SA......................................... 1,237,953   9,703,252
  *   Hi-Media SA......................................   154,058     444,347
  #   Ingenico.........................................   138,205  11,858,590
      Interparfums SA..................................    32,245   1,351,291
      Ipsen SA.........................................    73,415   3,079,782
      IPSOS............................................   159,746   6,847,598
      Jacquet Metal Service............................    55,520   1,014,058
  #   Korian...........................................    18,224     580,316
      L.D.C. SA........................................        19       3,006
      Lagardere SCA....................................   478,738  16,899,389
      Lanson-BCC.......................................     7,992     403,258
  #   Laurent-Perrier..................................    12,675   1,212,822
  *   Le Noble Age.....................................       741      14,656
  #   Lectra...........................................    94,714   1,009,803
      LISI.............................................    17,353   2,916,188
      Maisons France Confort...........................    15,380     627,023
      Manitou BF SA....................................    48,911     856,542
      Manutan International............................    14,553     976,910
      Medica SA........................................   183,725   5,259,863
      Mersen...........................................    72,883   2,275,796
      Metropole Television SA..........................   236,930   5,134,204
      MGI Coutier......................................     3,915     570,960
      Montupet.........................................    30,887   1,640,168
  *   Mr Bricolage.....................................    30,731     428,572
  #   Naturex..........................................    24,725   2,057,255
  #   Neopost SA.......................................   167,752  14,213,477
      Nexans SA........................................   131,823   6,177,267
      Nexity SA........................................   110,520   4,413,532
      NextRadioTV......................................    12,421     420,086
      Norbert Dentressangle SA.........................    20,989   2,909,718
  #*  NRJ Group........................................    72,524     756,087
  #*  Orco Property Group..............................   167,788     397,751
      Orpea............................................   128,403   7,035,113
      Paris Orleans SA.................................     3,127      75,614
  *   Parrot SA........................................    38,572   1,059,330
  #*  Peugeot SA....................................... 1,076,690  16,522,347
  *   Pierre & Vacances SA.............................    23,625     923,172

                                     1730

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   FRANCE -- (Continued)
       Plastic Omnium SA................................ 324,906 $ 8,398,415
       PSB Industries SA................................   8,438     418,702
       Rallye SA........................................ 106,948   4,192,288
   #*  Recylex SA.......................................  83,164     410,979
       Robertet SA......................................   3,167     713,043
   #   Rubis SCA........................................ 157,540  10,228,820
       Saft Groupe SA................................... 126,335   4,422,050
       Samse SA.........................................   8,342     906,102
       Sartorius Stedim Biotech.........................   8,093   1,444,481
       SEB SA...........................................  61,473   4,815,150
       Seche Environnement SA...........................   9,167     408,517
       Securidev SA.....................................   2,500     124,379
   *   Sequana SA.......................................  44,019     372,928
       Soc Mar Tunnel Prado Car.........................   2,292      98,339
       Societe d'Edition de Canal +..................... 272,836   2,160,166
       Societe des Bains de Mer et du Cercle des
         Etrangers a Monaco.............................  46,150   2,592,607
       Societe Internationale de Plantations d'Heveas SA   7,778     532,444
       Societe pour l'Informatique Industrielle.........  40,908     400,773
       Societe Television Francaise 1................... 567,362  10,466,479
   #*  SOITEC........................................... 826,614   1,635,967
   #*  Solocal Group.................................... 630,719   1,120,309
       Somfy SA.........................................  21,738   5,981,034
       Sopra Group SA...................................  23,140   2,542,909
   *   Spir Communication...............................   4,687      82,327
       Stallergenes SA..................................     478      36,543
   #*  Ste Industrielle d'Aviation Latecoere SA.........  30,831     669,631
   *   Store Electronic.................................  10,269     209,178
   #   Stref SA.........................................  29,121   2,339,543
       Sword Group......................................  30,562     733,879
       Synergie SA......................................  63,785   1,471,767
   *   Technicolor SA................................... 514,247   2,547,021
       Teleperformance.................................. 275,593  16,113,436
       Tessi SA.........................................   7,038     913,881
       TFF Group........................................   5,013     433,261
   #*  Theolia SA....................................... 281,335     482,067
       Thermador Groupe.................................   9,733     919,188
       Total Gabon......................................   1,324     810,189
       Touax SA.........................................   4,773     126,848
   *   Trigano SA.......................................  41,602   1,057,252
   *   UBISOFT Entertainment............................ 459,542   6,414,853
       Union Financiere de France BQE SA................  16,679     406,166
   *   Valneva SE....................................... 114,605     774,968
   #   Vetoquinol SA....................................   8,580     416,720
       Vicat............................................  58,665   4,104,798
       Viel et Co....................................... 158,130     486,323
   #   Vilmorin & Cie SA................................  22,432   2,939,390
       Virbac SA........................................  17,539   3,916,954
   #*  Vivalis SA.......................................  18,706     126,738
   *   VM Materiaux SA..................................   6,914     265,872

                                     1731

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
   FRANCE -- (Continued)
       Vranken-Pommery Monopole SA......................  18,881 $    566,086
                                                                 ------------
   TOTAL FRANCE.........................................          428,429,776
                                                                 ------------
   GERMANY -- (13.2%)
   *   Aareal Bank AG................................... 423,110   15,559,087
       Adler Modemaerkte AG.............................  37,209      481,381
   *   ADVA Optical Networking SE....................... 189,709      976,683
   #*  Air Berlin P.L.C................................. 105,821      285,511
   *   Aixtron SE....................................... 409,853    6,245,082
   *   Aligna AG........................................ 318,087           --
       Allgeier SE......................................  26,582      585,734
       Amadeus Fire AG..................................  22,923    1,849,178
       Analytik Jena AG.................................   5,992      111,556
   *   AS Creation Tapeten..............................   7,109      359,180
       Aurubis AG....................................... 153,470    8,871,371
   #   Balda AG......................................... 127,634      643,308
       Basler AG........................................   1,331       54,361
   #   Bauer AG.........................................  45,945    1,174,846
       BayWa AG(5838057)................................  59,344    3,092,265
       BayWa AG(5838068)................................     124        7,015
       Bechtle AG.......................................  73,789    5,438,738
   #   Bertrandt AG.....................................  24,117    3,582,751
       Bijou Brigitte AG................................  19,079    1,902,286
       Bilfinger SE.....................................     290       33,322
       Biotest AG.......................................  20,784    2,278,215
   *   BKN International AG.............................  33,408           --
       Borussia Dortmund GmbH & Co. KGaA................ 274,295    1,354,561
       CANCOM SE........................................  63,917    2,842,031
       Carl Zeiss Meditec AG............................ 102,720    3,008,495
       CAT Oil AG.......................................  73,663    1,673,029
   #   Celesio AG....................................... 406,712   13,397,769
       CENIT AG.........................................  37,037      557,576
       CENTROTEC Sustainable AG.........................  43,285    1,116,918
       Cewe Stiftung & Co. KGAA.........................  22,058    1,297,807
   #*  Colonia Real Estate AG...........................  16,334       96,511
       Comdirect Bank AG................................ 179,407    2,040,598
   #   CompuGroup Medical AG............................  60,991    1,620,385
   *   Constantin Medien AG............................. 351,622      778,067
       CropEnergies AG.................................. 111,540      866,466
       CTS Eventim AG................................... 106,100    5,413,824
       DAB Bank AG...................................... 130,043      646,245
       Data Modul AG....................................  11,455      292,331
   #   DEAG Deutsche Entertainment......................   2,648       16,496
   #   Delticom AG......................................  25,992    1,125,262
   *   Deufol SE........................................  76,487      100,386
       Deutsche Beteiligungs AG.........................  29,148      871,940
   #   Deutsche Wohnen AG(B0YZ0Z5)...................... 837,032   15,664,561
   *   Deutsche Wohnen AG(BFLR888)...................... 503,710    9,157,677
   *   Deutz AG......................................... 440,031    4,366,797
   *   Dialog Semiconductor P.L.C....................... 310,004    6,012,577
       DIC Asset AG.....................................  13,115      117,969
       DMG MORI SEIKI AG................................ 308,295    9,919,337
       Dr Hoenle AG.....................................  21,610      368,087

                                     1732

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  GERMANY -- (Continued)
      Draegerwerk AG & Co. KGaA........................     6,249 $   633,314
      Drillisch AG.....................................   228,312   7,002,607
      Duerr AG.........................................   116,560   9,787,635
      Eckert & Ziegler AG..............................    17,884     644,772
      Elmos Semiconductor AG...........................    49,157     818,216
      ElringKlinger AG.................................   151,212   5,577,656
      Erlus AG.........................................     2,970     171,847
  #   Euromicron AG....................................    33,718     669,473
  #*  Evotec AG........................................ 1,165,338   6,428,756
      Fielmann AG......................................    36,495   4,073,025
  #*  First Sensor AG..................................    19,888     221,608
  #*  Francotyp-Postalia Holding AG Class A............    53,729     338,224
      Freenet AG.......................................   498,012  15,184,381
      Fuchs Petrolub SE................................    92,341   7,149,109
  *   GAGFAH SA........................................   281,532   4,046,823
      Gerresheimer AG..................................   151,437  10,180,251
  #   Gerry Weber International AG.....................    89,543   3,978,969
      Gesco AG.........................................    14,980   1,485,975
      GFK SE...........................................    72,504   3,981,074
      GFT Technologies AG..............................    79,714     747,680
      Grammer AG.......................................    59,024   2,780,483
  #   Grenkeleasing AG.................................    32,703   3,040,087
  *   H&R AG...........................................    50,783     597,580
      Hamburger Hafen und Logistik AG..................    84,339   2,107,744
  #*  Hansa Group AG...................................   146,815     254,099
  #   Hawesko Holding AG...............................    19,480   1,040,896
  #*  Heidelberger Druckmaschinen AG................... 1,168,180   4,792,461
  #   Highlight Communications AG......................    98,062     520,980
      Homag Group AG...................................    25,484     669,192
      Hornbach Baumarkt AG.............................       739      29,953
      Indus Holding AG.................................   109,925   4,356,877
      Init Innovation In Traffic Systems AG............     9,272     311,164
  *   Intershop Communications AG......................    62,598     149,263
      Isra Vision AG...................................    15,060     811,077
      Jenoptik AG......................................   223,167   3,742,633
  *   Joyou AG.........................................    18,024     318,814
  #   K+S AG...........................................    46,883   1,404,041
  *   Kampa AG.........................................     7,101         326
  #*  Kloeckner & Co. SE...............................   520,355   7,753,079
      Koenig & Bauer AG................................    25,243     424,489
      Kontron AG.......................................   247,150   1,709,842
  #   Krones AG........................................    72,618   5,797,126
      KSB AG...........................................     3,584   2,292,894
  #   KUKA AG..........................................   130,343   6,219,469
      KWS Saat AG......................................    16,490   5,544,612
      Leifheit AG......................................    12,500     569,052
      Leoni AG.........................................   160,146  12,399,576
      LPKF Laser & Electronics AG......................   102,890   2,696,328
  *   Manz AG..........................................    11,146   1,025,969
  #*  MasterFlex SE....................................    19,347     190,330
  *   Mediclin AG......................................   119,554     701,405
  #*  Medigene AG......................................    23,760     119,801
      MLP AG...........................................   216,957   1,660,855

                                     1733

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   GERMANY -- (Continued)
   #   Mobotix AG.......................................  13,963 $   281,711
   *   Morphosys AG.....................................  54,894   4,799,449
       MTU Aero Engines Holding AG......................  95,400   8,439,549
   #   Muehlbauer Holding AG & Co. KGaA.................  14,905     387,418
   #   MVV Energie AG................................... 114,055   3,848,952
       Nemetschek AG....................................  24,668   1,755,304
   #   Nexus AG.........................................  42,453     628,332
   *   Nordex SE........................................ 279,193   3,700,212
       Norma Group SE................................... 152,537   8,205,665
   #   OHB AG...........................................  35,659     946,192
   *   Osram Licht AG...................................  14,068     822,198
   #   P&I Personal & Informatik AG.....................  17,863   1,374,417
   #*  Paion AG.........................................  27,833      93,133
   *   Patrizia Immobilien AG........................... 160,052   1,666,981
       Pfeiffer Vacuum Technology AG....................  43,249   5,131,799
   #   PNE Wind AG...................................... 276,366     946,247
       Progress-Werk Oberkirch AG.......................   7,828     504,766
       PSI AG Gesellschaft Fuer Produkte und Systeme
         der Informationstechnologie....................  28,155     522,821
   #   Pulsion Medical Systems SE.......................   6,063     140,234
   #   Puma SE..........................................   7,647   2,170,819
   #   PVA TePla AG.....................................  46,019     174,393
       QSC AG........................................... 484,191   2,628,314
       R Stahl AG.......................................  15,459     770,650
       Rational AG......................................   9,206   2,832,363
       Rheinmetall AG................................... 195,657  12,524,456
       Rhoen Klinikum AG................................ 500,406  14,745,887
       RIB Software AG..................................  85,906   1,004,278
   *   SAF-Holland SA................................... 223,137   3,525,401
       Salzgitter AG.................................... 192,504   8,491,883
       Schaltbau Holding AG.............................  18,487   1,161,996
       Sektkellerei Schloss Wachenheim AG...............   7,479     121,316
   *   SER Systems AG...................................   9,400          --
   #   SGL Carbon SE.................................... 229,387   8,550,090
       SHW AG...........................................  12,018     843,303
   #*  Singulus Technologies AG......................... 236,814     791,362
       Sinner AG........................................   1,089      20,435
       Sixt SE..........................................  81,198   2,661,920
       SKW Stahl-Metallurgie Holding AG.................  28,224     450,990
   #   SMA Solar Technology AG..........................  51,689   2,160,559
       SMT Scharf AG....................................  18,717     517,536
       Softing AG.......................................  12,107     242,092
       Software AG...................................... 315,948  11,720,643
   #*  Solarworld AG....................................   2,151      88,072
       Stada Arzneimittel AG............................ 298,237  14,193,641
       STRATEC Biomedical AG............................   1,196      52,718
   *   Stroeer Media AG................................. 114,489   2,006,801
       Surteco SE.......................................   1,704      61,426
   #*  Suss Microtec AG.................................  92,598     902,517
       Symrise AG....................................... 155,836   7,096,107
       Syzygy AG........................................  30,656     229,229
       TAG Immobilien AG................................ 455,809   5,520,396
       Takkt AG......................................... 126,507   2,377,130

                                     1734

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  GERMANY -- (Continued)
  #   Technotrans AG...................................    29,535 $    303,073
  #   Telegate AG......................................    23,076      177,777
  *   Tipp24 SE........................................    30,567    2,058,327
  #*  Tom Tailor Holding AG............................    93,383    1,916,458
  #   Tomorrow Focus AG................................   118,269      652,846
  #*  TUI AG...........................................   682,562   11,617,741
      UMS United Medical Systems International AG......     3,304       49,526
      USU Software AG..................................     3,377       44,451
  *   VBH Holding AG...................................     9,415       35,294
  *   Verbio AG........................................       796        1,902
      Vossloh AG.......................................    37,975    3,607,324
      VTG AG...........................................    49,169      949,659
      Wacker Chemie AG.................................    12,207    1,447,585
  #   Wacker Neuson SE.................................    85,451    1,438,294
      Washtec AG.......................................     5,625       82,310
      Wincor Nixdorf AG................................   143,454   10,190,667
      Wirecard AG......................................   112,653    4,923,725
      XING AG..........................................    11,101    1,262,644
                                                                  ------------
  TOTAL GERMANY........................................            493,003,170
                                                                  ------------
  GREECE -- (0.0%)
  *   Alfa Alfa Energy S.A.............................     3,810           --
  *   Alysida S.A......................................     2,376           --
  *   Atlantic Supermarkets SA.........................    34,730           --
      Autohellas SA....................................     8,913       99,581
  *   Babis Vovos International Construction SA........    21,073           --
  *   Balafas S.A......................................    15,200           --
  *   Bank of Cyprus P.L.C............................. 4,342,301           --
  *   Elektroniki Athinon SA...........................     7,497          910
  *   Etma Rayon SA....................................    11,242           --
  *   Euromedica SA....................................    14,324        6,159
  *   Halcor SA........................................    91,820       86,547
  *   Informatics S.A..................................     3,778           --
  *   Ipirotiki Software & Publications S.A............    22,110           --
  *   Lan-Net S.A......................................    12,688           --
  *   Marfin Investment Group Holdings SA.............. 2,106,288    1,206,194
  *   National Bank of Greece SA.......................        --            1
  *   Neorion Holdings SA..............................    14,991          473
  *   Piraeus Bank SA..................................         1            2
  *   Promota Hellas SA................................     8,860           --
  *   Proton Bank SA...................................   141,214           --
  *   Sidenor Steel Products Manufacturing Co. SA......    64,374      139,684
  *   T Bank SA........................................   228,007           --
  *   Terna Energy SA..................................        --            2
  *   Themeliodomi S.A.................................    37,422           --
      Thessaloniki Port Authority SA...................     4,049      125,852
  *   TT Hellenic Postbank SA..........................   695,353           --
                                                                  ------------
  TOTAL GREECE.........................................              1,665,405
                                                                  ------------
  IRELAND -- (2.0%)
      Aer Lingus Group P.L.C...........................   752,359    1,459,255
      C&C Group P.L.C.(B010DT8)........................   399,607    2,258,448

                                     1735

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  IRELAND -- (Continued)
      C&C Group P.L.C.(B011Y09)........................ 1,033,253 $ 5,861,082
      Dragon Oil P.L.C.................................   953,523   9,062,079
      FBD Holdings P.L.C...............................   125,728   3,084,707
      Glanbia P.L.C.(0066950)..........................   700,613  10,206,526
      Glanbia P.L.C.(4058629)..........................    56,545     820,862
      IFG Group P.L.C..................................   271,865     648,182
  *   Independent News & Media P.L.C...................    82,765      16,744
      Irish Continental Group P.L.C.(3333651)..........    23,420     881,375
      Irish Continental Group P.L.C.(3339455)..........    22,287     833,013
  *   Kenmare Resources P.L.C.......................... 4,546,361   1,346,571
      Kingspan Group P.L.C.............................   520,982   9,946,691
      Paddy Power P.L.C.(0258810)......................   175,221  13,843,629
      Paddy Power P.L.C.(4828974)......................     6,799     536,185
      Smurfit Kappa Group P.L.C........................   554,973  12,994,819
                                                                  -----------
  TOTAL IRELAND........................................            73,800,168
                                                                  -----------
  ISRAEL -- (2.3%)
  #*  Africa Israel Investments, Ltd...................   410,076     915,283
  *   Africa Israel Properties, Ltd....................    58,640     908,792
      Africa Israel Residences, Ltd....................       594       9,193
  *   Airport City, Ltd................................   149,310   1,377,298
  *   AL-ROV Israel, Ltd...............................    16,940     620,271
      Albaad Massuot Yitzhak, Ltd......................       370       6,736
  *   Allot Communications, Ltd........................    48,136     775,564
  *   Alon Blue Square Israel, Ltd.....................    76,012     296,216
  *   Alrov Properties and Lodgings, Ltd...............    12,098     342,956
      Amot Investments, Ltd............................   251,786     748,151
  *   AudioCodes, Ltd..................................   159,083   1,147,477
      Avgol Industries 1953, Ltd.......................   420,938     390,896
  *   Azorim-Investment Development & Construction
        Co., Ltd.......................................   380,820     358,685
  #   Babylon, Ltd.....................................   134,822     306,106
      Bayside Land Corp................................     2,689     718,095
      Big Shopping Centers 2004, Ltd...................     5,738     219,517
  *   Bio-cell, Ltd....................................    15,003     104,784
  *   BioLine RX, Ltd..................................   596,298     172,317
      Blue Square Real Estate, Ltd.....................     3,962     146,457
  #   Cellcom Israel, Ltd..............................   211,092   2,622,443
  *   Ceragon Networks, Ltd............................    77,319     239,516
  #*  Clal Biotechnology Industries, Ltd...............   174,162     397,199
      Clal Insurance Enterprises Holdings, Ltd.........    88,615   1,603,008
  *   Cohen Development & Industrial Buildings, Ltd....     1,348      37,855
  #*  Compugen, Ltd....................................    85,434     925,362
      Delek Automotive Systems, Ltd....................   145,079   1,498,914
  #   Delta-Galil Industries, Ltd......................    47,407   1,387,422
      Direct Insurance Financial Investments, Ltd......    39,020     256,726
  *   El Al Israel Airlines............................    77,144      12,534
      Elbit Systems, Ltd...............................    81,493   4,578,915
  *   Electra Real Estate, Ltd.........................     6,881      20,689
      Electra, Ltd.....................................     7,149   1,003,545
  *   Elron Electronic Industries, Ltd.................    62,094     533,188
  *   Equital, Ltd.....................................     3,197      47,370
  *   Evogene, Ltd.....................................    61,494   1,089,815
  *   EZchip Semiconductor, Ltd........................   108,935   2,700,590

                                     1736

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ISRAEL -- (Continued)
      First International Bank Of Israel, Ltd..........    98,118 $ 1,554,155
      FMS Enterprises Migun, Ltd.......................    10,227     104,607
      Formula Systems 1985, Ltd........................    36,549     945,066
      Fox Wizel, Ltd...................................    11,011     306,545
      Frutarom Industries, Ltd.........................   174,875   3,807,960
  *   Gilat Satellite Networks, Ltd....................   100,149     469,654
  *   Given Imaging, Ltd...............................    60,209   1,785,459
      Golf & Co., Ltd..................................    74,605     249,947
  *   Hadera Paper, Ltd................................    10,176     503,409
      Harel Insurance Investments & Financial
        Services, Ltd..................................   469,890   2,650,544
  #   Industrial Buildings Corp........................   347,656     625,073
  *   Israel Discount Bank, Ltd. Class A............... 2,861,849   4,907,831
      Israel Land Development Co., Ltd. (The)..........    22,310      98,087
      Ituran Location and Control, Ltd.................    84,441   1,844,425
  #*  Jerusalem Oil Exploration........................    39,888   1,603,175
  #*  Kamada, Ltd......................................   123,192   1,870,873
      Kerur Holdings, Ltd..............................     2,133      40,939
      Maabarot Products, Ltd...........................    21,999     261,040
      Magic Software Enterprises, Ltd..................    53,060     424,389
      Matrix IT, Ltd...................................   182,457     950,966
      Maytronics, Ltd..................................     6,672      13,281
  #*  Mazor Robotics, Ltd..............................   105,139   1,324,197
      Meitav DS Investments, Ltd.......................    38,130     121,227
      Melisron, Ltd....................................    52,829   1,375,253
      Menorah Mivtachim Holdings, Ltd..................   114,984   1,346,547
      Migdal Insurance & Financial Holding, Ltd........ 1,213,664   1,967,742
      Mivtach Shamir Holdings Ltd......................    22,367     760,898
  *   Naphtha Israel Petroleum Corp., Ltd..............   152,895   1,040,048
  *   Neto ME Holdings, Ltd............................     5,411     285,717
  #*  Nitsba Holdings 1995, Ltd........................   129,055   1,894,922
  *   Nova Measuring Instruments, Ltd..................    72,188     784,516
  *   Oil Refineries, Ltd.............................. 4,941,609   1,412,412
      Ormat Industries.................................   293,852   1,932,781
      Osem Investments, Ltd............................    76,675   1,702,837
  *   Partner Communications Co., Ltd..................   372,802   3,193,441
      Paz Oil Co., Ltd.................................    20,326   3,012,110
  *   Perion Network, Ltd..............................    16,455     197,394
      Phoenix Holdings, Ltd. (The).....................   234,055     818,395
      Plasson Industries, Ltd..........................    12,320     442,008
      Rami Levi Chain Stores Hashikma Marketing 2006,
        Ltd............................................    33,735   1,950,864
  *   Sapiens International Corp. NV...................     8,619      61,002
      Shikun & Binui, Ltd..............................   920,014   2,145,187
      Shufersal, Ltd...................................   381,641   1,443,387
  *   Space Communication, Ltd.........................    17,611     310,792
      Strauss Group, Ltd...............................   144,352   2,533,464
  #*  Tower Semiconductor, Ltd.........................   106,812     650,610
  *   Union Bank of Israel.............................   130,630     571,878
                                                                  -----------
  TOTAL ISRAEL.........................................            86,816,939
                                                                  -----------
  ITALY -- (8.4%)
  #   A2A SpA.......................................... 4,407,721   4,742,264
      ACEA SpA.........................................   280,731   3,085,529
  #*  Acotel Group SpA.................................     3,478      98,918

                                     1737

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  ITALY -- (Continued)
      Aeroporto di Firenze SpA.........................     17,390 $   257,020
      Aeroporto di Venezia Marco Polo SpA - SAVE.......     75,847   1,286,335
      Alerion Cleanpower SpA...........................     92,062     405,356
      Amplifon SpA.....................................    350,657   1,887,815
      Ansaldo STS SpA..................................    481,426   5,358,186
  *   Arnoldo Mondadori Editore SpA....................    521,400     941,567
      Ascopiave SpA....................................    194,134     516,411
      Astaldi SpA......................................    258,925   2,462,041
      Atlantia SpA.....................................    231,213   5,259,039
  *   Autogrill SpA....................................    492,715   4,511,206
      Azimut Holding SpA...............................    491,069  14,193,893
  #*  Banca Carige SpA.................................  3,160,296   1,688,694
  #   Banca Finnat Euramerica SpA......................    637,043     372,127
      Banca Generali SpA...............................    218,305   6,671,573
      Banca IFIS SpA...................................    102,347   1,664,647
  #*  Banca Monte dei Paschi di Siena SpA..............  8,733,630   1,979,562
  #*  Banca Piccolo Credito Valtellinese Scarl.........  2,045,457   3,302,553
  *   Banca Popolare dell'Emilia Romagna SC............  1,449,109  13,650,536
  #*  Banca Popolare dell'Etruria e del Lazio..........    261,735     243,271
  *   Banca Popolare di Milano Scarl................... 13,321,904   8,037,342
      Banca Popolare di Sondrio Scarl..................  1,200,453   6,682,987
  #   Banca Profilo SpA................................    964,900     319,289
      Banco di Desio e della Brianza SpA...............    232,296     817,206
  #*  Banco Popolare...................................  7,192,146  12,315,059
  *   BasicNet SpA.....................................    105,627     308,882
  *   Beghelli SpA.....................................    403,187     228,441
  *   Biesse SpA.......................................     54,004     394,561
      Brembo SpA.......................................    162,145   4,195,495
  *   Brioschi Sviluppo Immobiliare SpA................    174,780      25,437
  #   Brunello Cucinelli SpA...........................     68,381   1,863,654
  #   Buzzi Unicem SpA.................................    320,417   5,838,378
      Cairo Communication SpA..........................    113,404     941,502
  *   Caltagirone Editore SpA..........................      6,277       9,930
      Caltagirone SpA..................................     93,552     288,261
  #*  Carraro SpA......................................    113,633     464,314
      Cembre SpA.......................................     40,330     470,814
      Cementir Holding SpA.............................    336,239   2,009,696
  *   CIR-Compagnie Industriali Riunite SpA............  1,837,842   2,649,900
      Credito Bergamasco SpA...........................    129,374   2,637,823
      Credito Emiliano SpA.............................    376,390   3,074,356
  *   d'Amico International Shipping SA................    491,250     452,368
  #   Danieli & C Officine Meccaniche SpA..............     58,967   1,962,453
      Datalogic SpA....................................     65,558     704,762
      Davide Campari-Milano SpA........................    556,785   4,435,567
      De'Longhi SpA....................................    275,556   4,524,205
  *   DeA Capital SpA..................................    241,155     396,660
  *   Delclima.........................................    238,104     394,691
      DiaSorin SpA.....................................     92,848   4,164,090
      Ei Towers SpA....................................     39,294   1,917,196
      Engineering SpA..................................     20,358   1,259,410
      ERG SpA..........................................    242,145   3,327,448
      Esprinet SpA.....................................    124,948   1,037,712
  *   Eurotech SpA.....................................    122,818     329,197

                                     1738

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  ITALY -- (Continued)
  *   Falck Renewables SpA.............................   518,528 $   970,857
  #*  Fiera Milano SpA.................................    17,131     178,443
  #*  Finmeccanica SpA................................. 1,838,316  16,108,431
  #*  Fondiaria-Sai SpA................................ 2,718,143   8,156,276
      Gas Plus SpA.....................................    14,596      91,493
  #   Geox SpA.........................................   343,770   1,387,677
  *   Gruppo Editoriale L'Espresso SpA.................   670,242   1,471,092
      Gruppo MutuiOnline SpA...........................    51,809     293,224
      Gtech Spa........................................   185,318   5,640,697
      Hera SpA......................................... 2,996,036   6,908,151
  *   IMMSI SpA........................................   743,533     495,301
      Impregilo SpA....................................    96,566     572,500
      Indesit Co. SpA..................................   185,473   2,527,096
      Industria Macchine Automatiche SpA...............    58,626   2,449,676
  *   Intek Group SpA.................................. 1,654,192     725,611
      Interpump Group SpA..............................   317,190   4,099,890
      Iren SpA......................................... 2,070,565   2,926,898
      Italcementi SpA..................................   308,441   3,036,783
  *   Italmobiliare SpA................................    46,873   1,755,774
  #*  Juventus Football Club SpA....................... 1,587,772     479,812
  *   Landi Renzo SpA..................................   203,171     343,767
      MARR SpA.........................................   157,876   2,492,249
  *   Mediaset SpA..................................... 3,041,414  15,468,463
  *   Molecular Medicine SpA...........................   109,512     113,509
      Nice SpA.........................................    41,141     155,041
  #   Piaggio & C SpA..................................   736,724   2,252,389
  *   Pininfarina SpA..................................    41,447     190,803
  #*  Poltrona Frau SpA................................   238,473     754,827
  #*  Prelios SpA......................................   238,990     189,753
  *   Prima Industrie SpA..............................     1,958      25,980
  #   Prysmian SpA.....................................   233,881   5,710,012
  #*  RCS MediaGroup SpA...............................   103,476     212,304
      Recordati SpA....................................   408,182   6,374,182
      Reply SpA........................................    18,077   1,382,072
  #*  Retelit SpA......................................   410,894     359,036
  *   Richard-Ginori 1735 SpA..........................     8,489          --
      Sabaf SpA........................................    24,109     403,409
      SAES Getters SpA.................................    30,068     285,395
  *   Safilo Group SpA.................................   149,871   3,472,102
  #*  Saras SpA........................................   946,607   1,147,562
      Servizi Italia SpA...............................    27,462     164,701
  #*  Snai SpA.........................................   113,695     287,083
      Societa Cattolica di Assicurazioni S.c.r.l.......   197,763   4,979,076
      Societa Iniziative Autostradali e Servizi SpA....   244,650   2,439,990
  #   Societa per la Bonifica dei Terreni Ferraresi e
        Imprese Agricole SpA...........................    10,867     549,638
      Sogefi SpA.......................................   220,168   1,186,553
      SOL SpA..........................................   166,511   1,384,097
  *   Sorin SpA........................................ 1,208,532   3,532,153
      Tamburi Investment Partners SpA..................    37,478     116,135
  *   Telecom Italia Media SpA.........................    63,728      11,526
  #*  Tiscali SpA...................................... 3,467,783     199,306
  #   Tod's SpA........................................    23,353   3,186,696
      Trevi Finanziaria Industriale SpA................   154,707   1,300,708

                                     1739

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  ITALY -- (Continued)
      TXT e-solutions SpA..............................     7,671 $    235,911
  *   Uni Land SpA.....................................    51,835           --
      Unione di Banche Italiane SCPA................... 1,904,008   13,848,951
      Unipol Gruppo Finanziario SpA....................   970,174    5,535,154
      Vianini Lavori SpA...............................   175,180    1,193,145
      Vittoria Assicurazioni SpA.......................   121,346    1,513,131
  *   World Duty Free SpA..............................   492,715    7,165,894
  *   Yoox SpA.........................................   183,930    6,955,981
      Zignago Vetro SpA................................   132,100      931,182
                                                                  ------------
  TOTAL ITALY..........................................            311,383,177
                                                                  ------------
  NETHERLANDS -- (5.3%)
      Aalberts Industries NV...........................   480,099   15,000,420
      Accell Group.....................................   104,121    1,938,305
  *   AFC Ajax NV......................................    18,134      197,231
  *   AMG Advanced Metallurgical Group NV..............   160,659    1,565,209
  #   Amsterdam Commodities NV.........................    80,355    1,754,929
  *   APERAM...........................................   262,538    4,709,794
  #   Arcadis NV.......................................   300,409   10,730,068
      ASM International NV.............................   237,793    7,949,975
  *   Atag Group NV....................................     4,630           --
  #*  Ballast Nedam....................................     8,076      110,444
      BE Semiconductor Industries NV...................   164,367    1,911,340
      Beter Bed Holding NV.............................    90,887    2,123,133
      BinckBank NV.....................................   319,629    3,558,889
      Brunel International NV..........................    53,003    3,115,348
      Corbion NV.......................................   191,078    4,004,322
      Delta Lloyd NV...................................   955,431   24,545,754
      DOCdata NV.......................................    22,463      486,941
      Exact Holding NV.................................    69,014    2,211,774
      Fugro NV.........................................   118,134    6,177,714
  *   Grontmij.........................................   313,343    1,661,325
  #   Heijmans NV......................................   107,655    1,752,234
      Hunter Douglas NV................................     8,819      401,363
      KAS Bank NV......................................    70,013      922,200
      Kendrion NV......................................    45,453    1,441,898
      Koninklijke BAM Groep NV......................... 1,376,686    7,063,119
      Koninklijke Ten Cate NV..........................   147,968    4,738,318
      Koninklijke Wessanen NV..........................   405,178    1,879,560
  #   Macintosh Retail Group NV........................    53,398      604,702
  #   Nederland Apparatenfabriek.......................    28,810    1,202,977
      Nutreco NV.......................................   359,256   16,015,281
  *   Ordina NV........................................   414,015    1,058,201
  *   PostNL NV........................................ 2,402,055   13,445,975
  #*  Royal Imtech NV..................................   349,305      995,953
  *   SBM Offshore NV..................................   962,257   18,569,035
      Sligro Food Group NV.............................   105,430    4,179,206
  #*  SNS REAAL NV.....................................   705,718           --
      Telegraaf Media Groep NV.........................   175,800    1,818,321
      TKH Group NV.....................................   184,381    6,335,177
      TNT Express NV...................................   573,570    5,052,783
  *   TomTom NV........................................   562,433    3,896,817
      Unit4 NV.........................................   143,180    7,435,535

                                     1740

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  NETHERLANDS -- (Continued)
      USG People NV....................................   389,997 $  6,110,053
  *   Van Lanschot NV..................................     4,807      115,081
                                                                  ------------
  TOTAL NETHERLANDS....................................            198,786,704
                                                                  ------------
  NORWAY -- (3.1%)
      ABG Sundal Collier Holding ASA................... 1,226,782      981,230
  #   AF Gruppen ASA...................................     2,718       29,688
  #*  Agasti Holding ASA...............................   227,087       61,620
      Aker ASA Class A.................................     1,221       36,609
  #*  Algeta ASA.......................................   148,632    8,525,600
  #*  American Shipping ASA............................    70,979      511,832
  *   Archer, Ltd......................................   929,742      801,314
      Arendals Fossekompani A.S........................        90       22,981
      Atea ASA.........................................   312,408    2,888,079
      Austevoll Seafood ASA............................   364,953    2,111,139
      Bakkafrost P/F...................................   127,152    1,900,806
  #*  Bionor Pharma ASA................................   529,166      220,321
      Bonheur ASA......................................    68,100    1,353,358
      BW Offshore, Ltd................................. 1,547,023    1,702,118
  *   BWG Homes ASA....................................   346,255      585,735
  #   Cermaq ASA.......................................   285,677    2,913,132
  *   Deep Sea Supply PLC..............................   373,810      622,018
  #*  Det Norske Oljeselskap ASA.......................   234,729    2,377,813
  *   DNO International ASA............................ 3,792,519   12,379,106
  *   DOF ASA..........................................   203,869    1,009,080
  #*  Dolphin Group A.S................................   684,853      525,540
      Ekornes ASA......................................   112,551    1,465,523
  #*  Electromagnetic GeoServices A.S..................   566,149      630,258
  #   Eltek ASA........................................ 1,292,456    1,538,773
      Evry ASA.........................................   267,383      422,666
      Farstad Shipping ASA.............................    65,666    1,359,155
  *   Frontline, Ltd...................................   256,692    1,081,621
      Ganger Rolf ASA..................................    58,809    1,124,474
      Golden Ocean Group Ltd........................... 1,246,862    2,596,825
  *   Grieg Seafood ASA................................   154,146      615,181
  *   Havila Shipping ASA..............................    22,400      117,887
  #   Hexagon Composites ASA...........................   219,760      879,715
  *   Hoegh LNG Holdings, Ltd..........................   135,422    1,039,030
  *   Hurtigruten ASA..................................   915,208      681,340
  #*  InterOil Exploration and Production ASA..........   894,130      249,109
  *   Kongsberg Automotive Holding ASA................. 1,953,294    1,822,647
      Kongsberg Gruppen A.S............................       673       13,787
  #   Kvaerner ASA.....................................   807,447    1,548,352
      Leroey Seafood Group ASA.........................    83,018    2,516,351
  #*  Nordic Semiconductor ASA.........................   580,280    2,773,332
  #*  Norske Skogindustrier ASA........................   660,997      573,121
      Northern Offshore, Ltd...........................   350,656      550,473
  #*  Norwegian Air Shuttle A.S........................   130,053    4,242,469
  *   Norwegian Energy Co. A.S.........................   264,650        6,340
  #*  Odfjell SE Class A...............................   138,810    1,017,592
      Olav Thon Eiendomsselskap ASA....................    12,852    2,098,602
      Opera Software ASA...............................   357,143    4,882,839
  #*  Panoro Energy ASA................................ 1,045,821      512,388

                                     1741

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 NORWAY -- (Continued)
     Petroleum Geo-Services ASA.......................     30,641 $    317,905
 *   PhotoCure ASA....................................     52,582      215,636
     Prosafe SE.......................................    781,319    5,212,784
 *   Q-Free ASA.......................................    143,444      321,785
 *   REC Silicon ASA..................................  8,331,075    3,643,412
 *   REC Solar ASA....................................    138,239    2,070,023
 *   Salmar ASA.......................................     85,617    1,048,455
 *   Sevan Drilling A.S...............................  1,103,557      751,838
 *   Sevan Marine ASA.................................    129,032      452,497
 *   Siem Offshore, Inc...............................    606,183      945,655
     Solstad Offshore ASA.............................     64,100    1,181,278
 #*  Songa Offshore...................................    845,806      382,986
     SpareBank 1 SMN..................................    186,929    1,751,966
     SpareBank 1 SR Bank ASA..........................    153,761    1,493,460
     Stolt-Nielsen, Ltd...............................     76,316    2,254,615
 *   Storebrand ASA...................................    319,415    1,908,063
     Tomra Systems ASA................................    669,803    5,732,743
     TTS Group ASA....................................    180,762      177,178
     Veidekke ASA.....................................    336,593    2,533,328
     Veripos, Inc.....................................     43,838      258,946
     Wilh Wilhelmsen ASA..............................    138,972    1,270,237
     Wilh Wilhelmsen Holding ASA Class A..............     65,996    2,110,605
                                                                  ------------
 TOTAL NORWAY.........................................             113,954,364
                                                                  ------------
 PORTUGAL -- (1.8%)
     Altri SGPS SA....................................    597,102    2,025,491
 #*  Banco BPI SA.....................................  2,123,556    4,313,655
 *   Banco Comercial Portugues SA..................... 44,641,579    9,963,955
 *   Banco Espirito Santo SA..........................  5,775,466    8,760,874
     Corticeira Amorim SGPS SA........................    207,426      681,319
 *   EDP Renovaveis SA................................    366,811    2,110,927
     Ibersol SGPS SA..................................     20,401      190,400
 *   Impresa SGPS SA..................................    187,798      371,450
     Mota-Engil SGPS SA...............................    363,210    2,285,773
 #   Novabase SGPS SA.................................     65,729      302,047
     Portucel SA......................................    895,166    3,715,592
 #   Portugal Telecom SGPS SA.........................  1,886,010    8,289,928
 #   REN - Redes Energeticas Nacionais SGPS SA........    914,989    3,098,894
     Semapa-Sociedade de Investimento e Gestao........    315,847    4,219,388
     Sonae............................................  4,329,208    6,813,968
 #*  Sonae Industria SGPS SA..........................    443,755      458,410
     Sonaecom - SGPS SA...............................    571,867    1,831,764
 *   Sumol + Compal SA................................     67,967       94,393
     Teixeira Duarte SA...............................    734,737    1,028,303
 #   ZON OPTIMUS SGPS SA..............................    784,218    5,241,691
                                                                  ------------
 TOTAL PORTUGAL.......................................              65,798,222
                                                                  ------------
 SPAIN -- (5.5%)
 #   Abengoa SA.......................................    199,714      799,439
     Abengoa SA Class B...............................    883,512    2,917,690
 #   Acciona SA.......................................     96,328    6,382,788
 #   Acerinox SA......................................    460,110    5,974,335

                                     1742

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SPAIN -- (Continued)
      Adveo Group International SA.....................    51,771 $ 1,112,941
      Almirall SA......................................   253,128   4,037,246
      Atresmedia Corp de Medios de Comunicaion SA......   312,481   5,867,918
  #*  Azkoyen SA.......................................    61,293     210,604
      Bankinter SA..................................... 1,801,328  13,451,045
  *   Baron de Ley.....................................    13,910   1,248,126
  #   Bolsas y Mercados Espanoles SA...................   339,789  13,283,568
  #*  Caja de Ahorros del Mediterraneo.................   116,412          --
  *   Campofrio Food Group SA..........................   107,600   1,007,315
  #*  Cementos Portland Valderrivas SA.................    53,170     517,333
      Cie Automotive SA................................   141,536   1,459,078
  *   Codere SA........................................    50,000      76,638
      Construcciones y Auxiliar de Ferrocarriles SA....     7,857   3,970,071
  #*  Deoleo SA........................................ 2,677,780   1,789,610
      Dinamia Capital Privado Sociedad de Capital
        Riesgo SA......................................    20,438     202,473
  #   Duro Felguera SA.................................   251,747   1,682,644
      Ebro Foods SA....................................   378,733   8,383,468
  #   Elecnor SA.......................................   198,254   3,010,337
      Ence Energia y Celulosa SA.......................   962,189   3,531,348
  #*  Ercros SA........................................   483,625     338,047
      Faes Farma SA(BHD66W7)...........................    18,046      64,254
      Faes Farma SA(B1PQHS6)........................... 1,179,470   4,193,887
      Fluidra SA.......................................   118,431     442,289
  #*  Fomento de Construcciones y Contratas SA.........   217,082   5,807,926
  *   Gamesa Corp. Tecnologica SA...................... 1,113,758  12,210,977
      Grupo Catalana Occidente SA......................   201,217   7,720,792
  #*  Grupo Ezentis SA.................................   498,747     977,273
      Iberpapel Gestion SA.............................    26,401     556,276
      Indra Sistemas SA................................   480,367   8,504,685
  #*  Inmobiliaria Colonial SA.........................   108,920     163,844
  *   Inmobiliaria del Sur SA..........................     2,902      52,230
  #*  Jazztel P.L.C.................................... 1,040,228  12,770,248
      Laboratorios Farmaceuticos Rovi SA...............    70,934     936,906
  *   Mediaset Espana Comunicacion SA..................   793,096   9,767,350
  #   Melia Hotels International SA....................   232,123   3,013,683
      Miquel y Costas & Miquel SA......................    37,628   1,449,585
  *   Natra SA.........................................   160,272     473,105
  *   NH Hoteles SA....................................   542,107   3,401,525
      Obrascon Huarte Lain SA..........................   193,959   8,179,536
      Papeles y Cartones de Europa SA..................   232,611   1,224,740
  *   Pescanova SA.....................................    68,547          --
  #   Prim SA..........................................    39,424     304,003
  #*  Promotora de Informaciones SA Class A............ 2,146,711   1,172,971
  #   Prosegur Cia de Seguridad SA.....................   875,740   5,263,732
  *   Quabit Inmobiliaria SA...........................   665,371     105,924
  #*  Realia Business SA...............................   408,451     552,113
  *   Sacyr SA......................................... 1,283,635   6,535,399
  *   Sociedad Nacional de Industrias Apicaciones
        Celulosa Espanola SA...........................    75,494      14,967
  *   Solaria Energia y Medio Ambiente SA..............    98,171     197,826
  #   Tecnicas Reunidas SA.............................   137,591   7,230,580
  *   Telecomunicaciones y Energia.....................   146,125     263,839
  #   Tubacex SA.......................................   520,966   1,985,274
      Tubos Reunidos SA................................   495,225   1,170,468

                                     1743

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                        SHARES    VALUE++
                                                        ------- ------------
SPAIN -- (Continued)
    Vidrala SA.........................................  77,869 $  3,862,471
    Viscofan SA........................................ 213,526   11,303,420
*   Vocento SA......................................... 217,205      477,777
*   Zeltia SA.......................................... 888,495    3,219,666
                                                                ------------
TOTAL SPAIN............................................          206,825,603
                                                                ------------
SWEDEN -- (9.0%)
    AarhusKarlshamn AB................................. 113,810    6,949,396
    Acando AB.......................................... 282,290      565,977
#*  Active Biotech AB..................................  13,646       71,853
    AddNode Group AB...................................  22,737      136,905
    AddTech AB Class B................................. 262,290    4,052,433
    AF AB Class B...................................... 138,545    4,474,369
*   Arise AB...........................................  32,240      107,410
    Atrium Ljungberg AB Class B........................  31,990      435,849
    Avanza Bank Holding AB.............................  68,758    2,516,161
#   Axfood AB..........................................  94,702    4,538,929
#   Axis Communications AB............................. 192,280    6,200,689
    B&B Tools AB Class B............................... 104,242    2,066,661
#*  BE Group AB........................................ 215,340      350,034
    Beijer AB G&L Class B..............................  64,437    1,233,207
    Beijer Alma AB.....................................  91,265    2,335,500
    Beijer Electronics AB..............................  55,826      570,724
    Betsson AB......................................... 152,884    4,313,639
    Bilia AB Class A................................... 113,425    2,895,248
    BillerudKorsnas AB................................. 689,767    8,259,974
    BioGaia AB Class B.................................  61,692    2,126,752
    Biotage AB......................................... 189,388      283,194
#   Bjoern Borg AB.....................................  86,437      392,301
    Bure Equity AB..................................... 326,825    1,331,262
    Byggmax Group AB................................... 157,202    1,191,016
    Castellum AB....................................... 752,681   11,996,435
    Catena AB..........................................  55,547      877,199
    Cavotec SA.........................................  16,457       79,079
*   CDON Group AB......................................  28,799      120,247
    Cision AB..........................................  14,615       74,623
#   Clas Ohlson AB Class B............................. 177,149    3,023,402
*   Cloetta AB Class B................................. 315,338    1,058,846
    Concentric AB...................................... 202,603    2,140,795
    Concordia Maritime AB Class B......................  78,854      148,117
    Connecta AB........................................  40,724      203,475
    Corem Property Group AB Class B....................   1,868        6,116
*   CyberCom Group AB.................................. 359,638      131,416
    Dios Fastigheter AB................................ 171,208    1,237,926
    Doro AB............................................  94,731      702,394
    Duni AB............................................ 173,627    2,309,789
#*  East Capital Explorer AB...........................  47,726      436,838
#   Enea AB............................................  63,008      497,400
*   Eniro AB........................................... 447,545    3,339,672
    Fabege AB.......................................... 590,552    7,484,984
    Fagerhult AB.......................................  18,323      612,030
*   Fastighets AB Balder............................... 279,717    2,975,530
    Fenix Outdoor AB...................................   7,406      307,230

                                     1744

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWEDEN -- (Continued)
      FinnvedenBulten AB...............................    53,182 $   452,734
      Gunnebo AB.......................................   206,334   1,148,019
      Haldex AB........................................   226,180   2,202,732
      Heba Fastighets AB Class B.......................    43,722     507,120
      Hexpol AB........................................   115,947   8,235,103
  #   HIQ International AB.............................   254,170   1,501,554
      HMS Networks AB..................................     7,040     163,352
      Holmen AB Class B................................   273,916   9,455,449
      Hufvudstaden AB Class A..........................   189,483   2,538,010
      Husqvarna AB Class A.............................    37,223     214,815
  #   Husqvarna AB Class B............................. 1,703,432   9,869,392
  *   ICA Gruppen AB...................................    49,136   1,512,628
      Industrial & Financial Systems Class B...........    89,522   2,189,544
      Indutrade AB.....................................    65,805   2,848,290
      Intrum Justitia AB...............................   342,782   9,666,289
      JM AB............................................   372,482   9,957,616
  *   KappAhl AB.......................................   277,470   1,653,687
  #*  Karolinska Development AB Class B................    77,180     283,987
      Klovern AB.......................................   387,861   1,922,982
      KNOW IT AB.......................................    75,523     672,512
      Kungsleden AB....................................   697,243   5,064,572
      Lagercrantz AB Class B...........................    77,708   1,480,349
  *   Lindab International AB..........................   330,563   3,347,138
      Loomis AB Class B................................   318,925   7,534,730
      Meda AB Class A..................................   976,572  11,869,404
  #*  Medivir AB Class B...............................   157,903   2,181,563
  #   Mekonomen AB.....................................    96,226   2,337,758
  #*  Micronic Mydata AB...............................   390,070     802,884
      Modern Times Group AB Class B....................   248,542  11,201,500
  #   MQ Holding AB....................................    90,336     318,350
      NCC AB Class A...................................    24,456     779,127
      NCC AB Class B...................................   373,389  11,915,222
      Nederman Holding AB..............................     3,680     108,247
      Net Entertainment NE AB Class B..................   151,050   3,433,989
  *   Net Insight AB Class B........................... 1,189,130     300,869
      New Wave Group AB Class B........................   205,564   1,124,747
  #   Nibe Industrier AB Class B.......................   353,986   7,760,183
      Nobia AB.........................................   666,139   5,155,363
      Nolato AB Class B................................    98,278   2,396,544
      Nordnet AB Class B...............................   401,993   1,712,481
      OEM International AB Class B.....................    45,688     619,542
  #*  Orexo AB.........................................    23,599     624,335
  #   Oriflame Cosmetics SA............................   117,418   3,236,952
  *   PA Resources AB..................................    35,211      51,255
      Peab AB..........................................   752,981   4,670,838
  #   Pricer AB Class B................................   452,718     466,789
      Proact IT Group AB...............................    41,297     497,792
      Probi AB.........................................    28,553     180,823
  #   Proffice AB Class B..............................   262,115     956,159
      Ratos AB Class B.................................   880,217   8,114,013
  *   RaySearch Laboratories AB........................    36,276     153,655
      ReadSoft AB Class B..............................    87,941     255,375
  *   Rezidor Hotel Group AB...........................   352,119   2,413,104

                                     1745

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SWEDEN -- (Continued)
  *   rnb Retail and Brands AB.........................    48,828 $    105,915
      Saab AB Class B..................................   256,897    6,661,158
      Sagax AB Class B.................................    46,219      188,050
  *   SAS AB...........................................   643,871    1,777,486
      Sectra AB........................................    34,851      419,950
      Securitas AB Class B.............................   938,366    9,739,093
      Semcon AB........................................    85,074      778,514
      SkiStar AB.......................................   103,055    1,450,968
  #   SSAB AB Class A..................................   834,811    6,656,035
  #   SSAB AB Class B..................................   352,706    2,493,773
  #   Sweco AB Class B.................................   184,680    2,681,037
  *   Swedish Orphan Biovitrum AB......................   612,905    6,984,831
      Swedol AB Class B................................    35,359      102,508
      Systemair AB.....................................    28,435      521,632
  *   TradeDoubler AB..................................   202,211      586,419
  *   Transcom WorldWide SA............................ 1,151,012      245,620
      Transmode AB.....................................    65,036      993,154
      Trelleborg AB Class B............................   325,253    6,483,461
  *   Tribona AB.......................................    59,979      348,286
      Unibet Group P.L.C...............................   135,490    6,595,917
      Uniflex AB.......................................    12,408       60,023
      VBG Group AB Class B.............................       137        2,780
      Vitrolife AB.....................................    60,303      803,654
      Wallenstam AB Class B............................   399,066    6,099,866
      Wihlborgs Fastigheter AB.........................   289,738    5,288,117
                                                                  ------------
  TOTAL SWEDEN.........................................            335,292,740
                                                                  ------------
  SWITZERLAND -- (11.2%)
  *   Advanced Digital Broadcast Holdings SA...........     2,179       35,988
  *   AFG Arbonia-Forster Holding AG...................    79,104    2,778,673
      Allreal Holding AG...............................    51,373    7,141,489
      Alpiq Holding AG.................................     4,430      611,516
      ALSO Holding AG..................................    16,195      888,898
      ams AG...........................................    38,474    4,723,553
      APG SGA SA.......................................     7,190    2,115,267
      Ascom Holding AG.................................   170,586    3,240,004
      Autoneum Holding AG..............................    16,853    2,911,003
  #   Bachem Holding AG Class B........................    24,136    1,318,247
      Bank Coop AG.....................................    31,671    1,517,091
      Banque Cantonale de Geneve.......................     4,098    1,058,457
      Banque Cantonale du Jura.........................     4,442      329,649
      Banque Cantonale Vaudoise........................     4,426    2,405,950
      Banque Privee Edmond de Rothschild SA............       157    2,772,670
      Basilea Pharmaceutica............................     9,521    1,311,341
      Basler Kantonalbank..............................     4,757      397,409
      Belimo Holding AG................................     1,887    5,248,206
      Bell AG..........................................       363      923,921
      Bellevue Group AG................................    28,459      525,408
  #   Berner Kantonalbank AG...........................    23,232    5,482,385
      BKW AG...........................................    39,384    1,243,096
  *   Bobst Group SA...................................    45,114    1,643,796
      Bossard Holding AG...............................    14,138    3,402,358
      Bucher Industries AG.............................    33,342    9,764,184

                                     1746

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SWITZERLAND -- (Continued)
       Burckhardt Compression Holding AG................   8,522 $ 3,838,616
       Burkhalter Holding AG............................  15,039   1,260,648
       Calida Holding AG................................  11,926     417,000
       Carlo Gavazzi Holding AG.........................   1,334     326,689
       Cham Paper Holding AG............................   1,836     445,937
   *   Charles Voegele Holding AG.......................  43,316     532,014
       Cicor Technologies...............................   5,893     232,399
       Cie Financiere Tradition SA......................   9,139     483,677
       Clariant AG...................................... 453,880   8,551,835
       Coltene Holding AG...............................  16,093     818,526
       Conzzeta AG......................................   1,345   3,138,796
   *   Cosmo Pharmaceuticals SpA........................   1,287     132,917
       Daetwyler Holding AG.............................  29,754   4,483,860
       DKSH Holding AG..................................  11,453     779,278
   *   Dufry AG.........................................  73,187  11,462,922
   #   EFG International AG............................. 242,627   3,536,225
   *   Elma Electronic AG...............................     267     116,033
       Emmi AG..........................................  13,244   4,203,145
       Energiedienst Holding AG.........................  71,249   2,244,932
   #*  Evolva Holding SA................................ 154,124     226,040
       Flughafen Zuerich AG.............................  18,960  11,137,270
       Forbo Holding AG.................................   6,983   5,703,925
   #   Galenica AG......................................  20,798  19,809,894
       GAM Holding AG................................... 806,220  13,531,365
   *   Gategroup Holding AG............................. 118,415   3,522,420
       Georg Fischer AG.................................  18,366  12,580,545
       Gurit Holding AG.................................   1,837   1,021,176
       Helvetia Holding AG..............................  27,336  13,171,873
       Huber & Suhner AG................................  50,241   2,688,084
       Implenia AG......................................  65,242   4,589,256
       Inficon Holding AG...............................   8,083   2,985,013
       Interroll Holding AG.............................   2,488   1,468,062
       Intershop Holdings...............................   5,592   2,084,155
   #   Jungfraubahn Holding AG..........................   3,095     229,476
       Kaba Holding AG Class B..........................  12,166   5,552,683
       Kardex AG........................................  28,973   1,232,080
       Komax Holding AG.................................  15,293   2,395,671
       Kudelski SA...................................... 201,663   3,081,337
       Kuoni Reisen Holding AG..........................  15,477   6,995,539
       LEM Holding SA...................................   3,667   2,826,921
       Liechtensteinische Landesbank AG.................  19,985     907,511
   *   LifeWatch AG.....................................  27,517     257,367
   #   Logitech International SA........................ 693,935  10,908,680
       Lonza Group AG................................... 255,221  25,600,305
   #   Luzerner Kantonalbank AG.........................  17,399   6,674,114
       MCH Group AG.....................................   1,404      94,027
       Metall Zug AG....................................     701   1,878,480
   #*  Meyer Burger Technology AG....................... 408,473   6,176,066
       Micronas Semiconductor Holding AG................ 155,041   1,243,928
       Mobilezone Holding AG............................ 142,129   1,512,121
       Mobimo Holding AG................................  26,956   5,618,249
       Nobel Biocare Holding AG......................... 535,961   8,169,705
       OC Oerlikon Corp. AG............................. 858,856  13,511,634

                                     1747

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  SWITZERLAND -- (Continued)
  *   Orascom Development Holding AG...................    42,221 $   700,569
  #*  Orell Fuessli Holding AG.........................     5,198     553,656
      Orior AG.........................................    21,628   1,265,719
      Panalpina Welttransport Holding AG...............    32,425   5,358,885
  *   Parco Industriale e Immobiliare SA...............       600          --
      Phoenix Mecano AG................................     3,100   1,995,148
      PSP Swiss Property AG............................   148,327  12,760,251
      PubliGroupe AG...................................     8,975   1,140,443
      Rieter Holding AG................................    16,400   3,636,552
      Romande Energie Holding SA.......................     2,714   3,234,183
      Schaffner Holding AG.............................     2,584     812,067
  *   Schmolz + Bickenbach AG.......................... 2,540,584   3,335,267
      Schweiter Technologies AG........................     4,466   3,452,790
      Schweizerische
        National-Versicherungs-Gesellschaft AG.........    59,799   3,942,259
      Siegfried Holding AG.............................    16,598   2,966,394
      St Galler Kantonalbank AG........................    10,381   4,016,315
      Straumann Holding AG.............................    15,085   3,006,757
      Swiss Life Holding AG............................    46,358   9,977,568
  #   Swisslog Holding AG.............................. 1,022,294   1,277,400
      Swissquote Group Holding SA......................    47,450   1,864,862
      Tamedia AG.......................................    14,891   1,888,681
      Tecan Group AG...................................    21,084   2,311,827
      Temenos Group AG.................................   221,731   6,208,647
  #*  Tornos Holding AG................................    38,028     202,548
      U-Blox AG........................................    27,034   3,429,039
      Valartis Group AG................................       936      21,439
      Valiant Holding AG...............................    64,441   6,260,836
      Valora Holding AG................................    14,281   3,675,776
      Vaudoise Assurances Holding SA Class B...........     4,108   1,769,344
      Verwaltungs- und Privat-Bank AG..................    16,905   1,748,211
      Vetropack Holding AG.............................       877   1,740,168
  #*  Von Roll Holding AG..............................   233,256     481,382
      Vontobel Holding AG..............................   121,104   4,556,566
      Walliser Kantonalbank............................     1,440   1,196,414
      Walter Meier AG..................................    23,690   1,565,718
  #   Ypsomed Holding AG...............................     3,079     265,649
      Zehnder Group AG.................................    45,677   2,051,785
  *   Zueblin Immobilien Holding AG....................   261,040     569,961
      Zug Estates Holding AG...........................       505     660,376

                                     1748

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 SWITZERLAND -- (Continued)
       Zuger Kantonalbank AG........................         627 $    3,202,725
                                                                 --------------
 TOTAL SWITZERLAND..................................                419,285,157
                                                                 --------------
 UNITED KINGDOM -- (0.0%)
       Grafton Group P.L.C..........................     117,575      1,149,644
                                                                 --------------
 TOTAL COMMON STOCKS................................              3,295,875,101
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRIA -- (0.0%)
 *     Intercell AG Rights 05/16/13.................     254,689             --
                                                                 --------------
 FRANCE -- (0.0%)
 *     Atari SA.....................................      68,443         13,847
                                                                 --------------
 ISRAEL -- (0.0%)
 *     Tower Semiconductor, Ltd. Warrants 06/27/17..           1              1
                                                                 --------------
 ITALY -- (0.0%)
 #*    Seat Pagine Gialle SpA Warrants 08/31/14.....   2,988,837             --
                                                                 --------------
 PORTUGAL -- (0.0%)
 *     Mota-Engil SGPS Rights.......................     363,210        236,770
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    250,618
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (11.6%)
 (S)@  DFA Short Term Investment Fund...............  37,510,804    434,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $274,583 GNMA 3.50%,
         09/20/42, valued at $246,802) to be
         repurchased at $241,963.................... $       242        241,963
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                434,241,963
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,842,448,495)^^..........................             $3,730,367,682
                                                                 ==============

                                     1752

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria....................          -- $   83,012,566   --    $   83,012,566
   Belgium.................... $ 3,052,746     99,619,367   --       102,672,113
   Denmark....................      53,708    162,362,403   --       162,416,111
   Finland....................          --    211,583,242   --       211,583,242
   France.....................      57,232    428,372,544   --       428,429,776
   Germany....................   9,952,541    483,050,629   --       493,003,170
   Greece.....................          --      1,665,405   --         1,665,405
   Ireland....................      16,744     73,783,424   --        73,800,168
   Israel.....................          --     86,816,939   --        86,816,939
   Italy......................          --    311,383,177   --       311,383,177
   Netherlands................          --    198,786,704   --       198,786,704
   Norway.....................   2,070,023    111,884,341   --       113,954,364
   Portugal...................          --     65,798,222   --        65,798,222
   Spain......................          --    206,825,603   --       206,825,603
   Sweden.....................          --    335,292,740   --       335,292,740
   Switzerland................          --    419,285,157   --       419,285,157
   United Kingdom.............          --      1,149,644   --         1,149,644
Rights/Warrants
   Austria....................          --             --   --                --
   France.....................          --         13,847   --            13,847
   Israel.....................          --              1   --                 1
   Italy......................          --             --   --                --
   Portugal...................          --        236,770   --           236,770
Securities Lending Collateral           --    434,241,963   --       434,241,963
                               ----------- --------------   --    --------------
TOTAL......................... $15,202,994 $3,715,164,688   --    $3,730,367,682
                               =========== ==============   ==    ==============

                                     1750

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (89.2%)
  ARGENTINA -- (0.0%)
  *   Celulosa Argentina...............................         1 $        --
                                                                  -----------
  BRAZIL -- (6.7%)
      AES Tiete SA.....................................    58,484     422,002
      All America Latina Logistica SA..................   508,831   1,384,072
      AMBEV SA.........................................   855,320   5,675,784
      AMBEV SA ADR..................................... 3,544,833  23,183,208
      Arteris SA.......................................    25,636     176,147
      Banco Bradesco SA................................   653,682   7,758,760
      Banco do Brasil SA...............................   673,592   5,794,021
      Banco Santander Brasil SA........................   328,700   1,530,480
  #   Banco Santander Brasil SA ADR....................   726,366   3,319,493
      BM&FBovespa SA................................... 2,134,108   8,420,285
      BR Malls Participacoes SA........................   379,523   2,380,911
  *   Braskem SA Sponsored ADR.........................   153,394   2,323,919
      BRF SA...........................................    94,100   1,684,227
      BRF SA ADR.......................................   564,360   9,977,885
      CCR SA...........................................   880,368   5,647,264
      Centrais Eletricas Brasileiras SA................   150,300     324,269
  #   Centrais Eletricas Brasileiras SA ADR............    86,923     342,477
  #   Centrais Eletricas Brasileiras SA Sponsored ADR..   100,200     212,424
      CETIP SA - Mercados Organizados..................   220,500   2,110,122
  #   Cia Brasileira de Distribuicao Grupo Pao de
        Acucar ADR.....................................    85,830   3,284,714
      Cia de Saneamento Basico do Estado de Sao Paulo.. 104,600 963,157 Cia de Saneamento Basico do Estado de Sao Paulo
        ADR............................................   178,668   1,631,239
      Cia Energetica de Minas Gerais...................    68,587     394,192
      Cia Hering.......................................   108,600   1,205,494
      Cia Paranaense de Energia........................    17,100     140,497
  #   Cia Paranaense de Energia Sponsored ADR..........    57,783     662,193
      Cia Siderurgica Nacional SA......................   633,652   2,922,097
  #   Cia Siderurgica Nacional SA Sponsored ADR........   202,748     938,723
      Cielo SA.........................................   357,475   9,468,234
      Cosan SA Industria e Comercio....................   141,969   2,114,186
      CPFL Energia SA..................................    83,360     627,046
      CPFL Energia SA ADR..............................    63,516     936,226
      Cyrela Brazil Realty SA Empreendimentos e
        Participacoes..................................   364,397   2,149,401
      Duratex SA.......................................   321,230   1,573,123
      EcoRodovias Infraestrutura e Logistica SA........   150,488     765,480
      EDP - Energias do Brasil SA......................   236,900     945,673
      Embraer SA.......................................   164,400   1,246,041
      Embraer SA ADR...................................   133,319   4,091,560
      Estacio Participacoes SA.........................   187,318   1,454,928
  #*  Fibria Celulose SA Sponsored ADR.................   514,098   5,742,475
      Gerdau SA........................................   140,232     819,524
  #   Gerdau SA Sponsored ADR..........................   150,151   1,058,565
      Grendene SA......................................    91,864     607,383
      Guararapes Confeccoes SA.........................     8,056     310,161
      Hypermarcas SA...................................   939,724   5,905,913
      Itau Unibanco Holding SA.........................   237,236   2,700,526
      Itau Unibanco Holding SA ADR.....................   169,341   2,072,729
      JBS SA...........................................   880,481   3,070,467
      Kroton Educacional SA............................   206,884   3,150,508

                                     1751

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 BRAZIL -- (Continued)
     Localiza Rent a Car SA...........................     139,560 $  1,762,588
     Lojas Americanas SA..............................     129,210      668,573
     Lojas Renner SA..................................     127,687    2,922,654
     M Dias Branco SA.................................      35,100    1,197,381
     Multiplan Empreendimentos Imobiliarios SA........      89,300    1,609,922
     Natura Cosmeticos SA.............................     173,400    2,808,801
     Odontoprev SA....................................       7,800       29,119
     Oi SA............................................     179,758      341,222
     Oi SA ADR(670851104).............................       7,319       13,760
 #   Oi SA ADR(670851203).............................     107,889      184,490
     Petroleo Brasileiro SA...........................     598,900    3,377,681
     Petroleo Brasileiro SA ADR.......................   1,372,750   15,388,527
 #   Petroleo Brasileiro SA Sponsored ADR.............   1,985,055   23,622,154
     Porto Seguro SA..................................     140,099    1,636,523
     Raia Drogasil SA.................................     229,600    1,378,044
     Souza Cruz SA....................................     378,070    3,309,299
     Tim Participacoes SA.............................     439,800    2,300,812
     Tim Participacoes SA ADR.........................      63,679    1,657,564
     Totvs SA.........................................     124,475    1,628,776
     Tractebel Energia SA.............................     142,100    2,031,037
     Transmissora Alianca de Energia Eletrica SA......     316,634    2,332,070
     Ultrapar Participacoes SA........................      76,200    1,678,498
     Ultrapar Participacoes SA Sponsored ADR..........     254,308    5,607,491
 *   Usinas Siderurgicas de Minas Gerais SA...........      39,100      182,135
     Vale SA..........................................     133,600    1,815,498
 #   Vale SA Sponsored ADR(91912E105).................   1,249,020   16,986,672
     Vale SA Sponsored ADR(91912E204).................     502,843    6,174,912
     WEG SA...........................................     248,866    2,818,200
                                                                   ------------
 TOTAL BRAZIL.........................................              251,084,608
                                                                   ------------
 CHILE -- (1.5%)
     AES Gener SA.....................................   2,043,503      976,845
     Aguas Andinas SA Class A.........................   1,962,055    1,251,521
 #   Banco de Chile ADR...............................      35,284    2,584,553
     Banco de Credito e Inversiones...................      36,262    2,020,451
 #   Banco Santander Chile ADR........................     184,741    3,598,755
     CAP SA...........................................      75,905    1,102,198
     Cencosud SA......................................   1,142,664    3,226,404
     Cencosud SA ADR..................................       8,408       71,132
     CFR Pharmaceuticals SA...........................   1,737,925      351,367
     Cia Cervecerias Unidas SA........................       9,296       99,501
     Cia Cervecerias Unidas SA ADR....................      54,549    1,167,349
     Cia General de Electricidad SA...................      14,417       65,332
     Colbun SA........................................   6,194,334    1,443,198
     Corpbanca SA..................................... 112,194,160    1,230,947
 #   Corpbanca SA ADR.................................      26,066      429,828
 #   Embotelladora Andina SA Class A ADR..............      22,244      407,065
 #   Embotelladora Andina SA Class B ADR..............      19,587      436,594
 #   Empresa Nacional de Electricidad SA Sponsored ADR     104,787    4,042,682
     Empresas CMPC SA.................................   1,191,114    2,572,868
     Empresas COPEC SA................................     471,084    5,363,478
     Enersis SA Sponsored ADR.........................     478,616    6,351,234
     ENTEL Chile SA...................................     123,797    1,500,005

                                     1752

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHILE -- (Continued)
      Gasco SA.........................................      4,891 $    42,755
      Inversiones Aguas Metropolitanas SA..............    377,408     609,632
  #   Latam Airlines Group SA Sponsored ADR............    291,856   4,056,798
      Molibdenos y Metales SA..........................     21,739     302,196
      Ripley Corp. SA..................................    490,963     275,071
      SACI Falabella...................................    712,387   5,553,567
      Sigdo Koppers SA.................................    338,893     476,504
  #   Sociedad Quimica y Minera de Chile SA Sponsored
        ADR............................................     91,271   2,273,561
      Sonda SA.........................................    482,159     955,133
                                                                   -----------
  TOTAL CHILE..........................................             54,838,524
                                                                   -----------
  CHINA -- (14.0%)
  #   Agile Property Holdings, Ltd.....................  1,754,000   1,606,341
      Agricultural Bank of China, Ltd. Class H......... 18,731,000   8,176,980
      Air China, Ltd. Class H..........................  1,690,000   1,100,565
  #*  Aluminum Corp. of China, Ltd. ADR................    112,680     998,345
  #*  Aluminum Corp. of China, Ltd. Class H............    796,000     283,186
  #*  Angang Steel Co., Ltd. Class H...................  1,422,000     906,505
  #   Anhui Conch Cement Co., Ltd. Class H.............  1,048,500   4,044,407
      Bank of China, Ltd. Class H...................... 65,514,100  27,652,194
      Bank of Communications Co., Ltd. Class H.........  6,896,515   4,470,746
      BBMG Corp. Class H...............................    753,500     591,192
      Beijing Capital International Airport Co., Ltd.
        Class H........................................    198,000     150,678
      Beijing Enterprises Holdings, Ltd................    668,972   5,638,992
      Belle International Holdings, Ltd................  3,431,000   3,728,475
  #   Biostime International Holdings, Ltd.............     48,000     413,493
      Brilliance China Automotive Holdings, Ltd........  2,052,000   3,148,663
  #*  Byd Co., Ltd. Class H............................    415,886   1,971,262
      China BlueChemical, Ltd..........................  1,072,000     589,123
      China CITIC Bank Corp., Ltd. Class H.............  7,023,928   3,360,182
  #   China Coal Energy Co., Ltd. Class H..............  3,792,777   1,897,911
      China Communications Construction Co., Ltd.
        Class H........................................  3,581,000   2,605,979
      China Communications Services Corp., Ltd. Class H  2,892,000   1,562,723
      China Construction Bank Corp. Class H............ 56,443,590  39,101,068
  #*  China COSCO Holdings Co., Ltd. Class H...........  2,263,000     953,552
  *   China Eastern Airlines Corp., Ltd. ADR...........      2,800      46,704
  #*  China Eastern Airlines Corp., Ltd. Class H.......  1,382,000     469,506
      China Everbright International, Ltd..............    627,000     823,569
      China Gas Holdings, Ltd..........................  2,348,000   3,289,626
      China International Marine Containers Group Co.,
        Ltd. Class H...................................    330,000     763,599
  #   China Life Insurance Co., Ltd. ADR...............    330,798  13,476,710
      China Life Insurance Co., Ltd. Class H...........    784,000   2,133,942
      China Longyuan Power Group Corp. Class H.........  1,745,000   2,099,250
      China Mengniu Dairy Co., Ltd.....................    976,000   4,476,705
      China Merchants Bank Co., Ltd. Class H...........  3,724,554   6,560,491
      China Merchants Holdings International Co., Ltd..  1,023,426   3,495,811
  #   China Minsheng Banking Corp., Ltd. Class H.......  4,422,500   4,318,591
      China Mobile, Ltd................................     73,500     701,834
  #   China Mobile, Ltd. Sponsored ADR.................    877,340  41,980,719
  #   China Molybdenum Co., Ltd. Class H...............    896,322     376,239
      China National Building Material Co., Ltd. Class
        H..............................................  2,181,916   2,094,898
      China Oilfield Services, Ltd. Class H............  1,184,000   3,152,385
      China Overseas Land & Investment, Ltd............  3,042,000   8,165,780

                                     1753

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
      China Pacific Insurance Group Co., Ltd. Class H..  1,946,000 $ 7,029,048
      China Petroleum & Chemical Corp. ADR.............    138,384  10,908,787
      China Petroleum & Chemical Corp. Class H.........  8,186,800   6,456,235
      China Railway Construction Corp., Ltd. Class H...  2,554,000   2,140,555
      China Railway Group, Ltd. Class H................  3,077,000   1,359,878
      China Resources Cement Holdings, Ltd.............  1,609,335   1,098,303
      China Resources Enterprise, Ltd..................  1,055,000   3,138,453
      China Resources Gas Group, Ltd...................    572,000   1,766,327
      China Resources Land, Ltd........................  1,574,000   3,696,993
      China Resources Power Holdings Co., Ltd..........  1,180,000   2,805,468
      China Shenhua Energy Co., Ltd. Class H...........  2,766,500   7,100,885
  #*  China Shipping Container Lines Co., Ltd. Class H.  4,653,000   1,094,471
      China Southern Airlines Co., Ltd. Class H........  1,006,000     348,212
  # China Southern Airlines Co., Ltd. Sponsored ADR.. 10,900 186,390 China State Construction International Holdings,
        Ltd............................................  1,318,000   2,395,721
  *   China Taiping Insurance Holdings Co., Ltd........    536,800     935,111
  #   China Telecom Corp., Ltd. ADR....................     50,817   2,320,304
      China Telecom Corp., Ltd. Class H................  3,562,000   1,622,998
  #   China Unicom Hong Kong, Ltd. ADR.................    470,600   6,136,624
      Chongqing Rural Commercial Bank Class H..........     26,000      11,002
  #   CITIC Pacific, Ltd...............................  1,669,000   2,086,264
      CITIC Securities Co., Ltd. Class H...............    896,000   2,070,481
      CNOOC, Ltd.......................................  3,105,000   4,823,038
  #   CNOOC, Ltd. ADR..................................    115,255  17,752,728
      COSCO Pacific, Ltd...............................  2,285,058   2,932,671
      Country Garden Holdings Co., Ltd.................  3,575,769   1,944,642
  #   CSR Corp., Ltd...................................  1,471,000   1,071,920
  #   Datang International Power Generation Co., Ltd.
        Class H........................................  1,616,000     646,984
  #   Dongfang Electric Corp., Ltd. Class H............    290,200     402,760
      Dongfeng Motor Group Co., Ltd. Class H...........  2,302,000   3,389,505
      ENN Energy Holdings, Ltd.........................    514,000   3,322,350
  #   Evergrande Real Estate Group, Ltd................  6,559,000   2,623,998
  #   Fosun International, Ltd.........................  1,717,441   1,842,109
  *   FU JI Food and Catering Services Holdings, Ltd...     28,900       5,665
  #*  GCL-Poly Energy Holdings, Ltd....................  5,826,814   1,973,640
  #   Geely Automobile Holdings, Ltd...................  3,655,000   1,493,645
  #   Golden Eagle Retail Group, Ltd...................    190,000     259,452
  #   Great Wall Motor Co., Ltd. Class H...............    712,000   3,387,426
  #   Greentown China Holdings, Ltd....................    650,500     923,687
      Guangdong Investment, Ltd........................  1,630,000   1,503,584
      Guangshen Railway Co., Ltd. Sponsored ADR........     28,517     601,709
      Guangzhou Automobile Group Co., Ltd. Class H.....  1,996,259   1,998,879
  #   Guangzhou Baiyunshan Pharmaceutical Holdings
        Co., Ltd. Class H..............................    174,000     564,693
      Guangzhou R&F Properties Co., Ltd................  1,225,600   1,632,387
      Haier Electronics Group Co., Ltd.................    639,000   1,837,323
  #   Haitian International Holdings, Ltd..............     79,000     172,039
  #*  Hanergy Solar Group, Ltd.........................  6,844,000     973,734
      Hengan International Group Co., Ltd..............    545,500   5,889,197
      Huadian Power International Corp., Ltd. Class H..    856,000     355,192
      Huaneng Power International, Inc. Class H........    602,000     562,840
  # Huaneng Power International, Inc. Sponsored ADR.. 34,452 1,262,321 Industrial & Commercial Bank of China, Ltd.
        Class H........................................ 59,907,185  37,013,131
      Jiangsu Expressway Co., Ltd. Class H.............    820,000   1,034,740

                                     1754

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  CHINA -- (Continued)
      Jiangxi Copper Co., Ltd. Class H................. 1,421,000 $  2,557,661
      Kunlun Energy Co., Ltd........................... 2,312,000    3,828,451
  #   Lenovo Group, Ltd................................ 4,593,278    5,923,931
      Longfor Properties Co., Ltd...................... 1,094,000    1,510,660
  #*  Metallurgical Corp. of China, Ltd. Class H....... 2,646,000      466,974
  *   New China Life Insurance Co., Ltd. Class H.......   395,800    1,175,210
  #   New World China Land, Ltd........................ 2,554,000    1,345,285
      Nine Dragons Paper Holdings, Ltd................. 1,905,000    1,631,942
  #   PetroChina Co., Ltd. ADR.........................   145,110   13,917,500
      PetroChina Co., Ltd. Class H..................... 2,814,000    2,712,714
      PICC Property & Casualty Co., Ltd. Class H....... 2,279,920    3,085,714
      Ping An Insurance Group Co. of China, Ltd. Class
        H.............................................. 1,408,000   11,370,170
      Shandong Weigao Group Medical Polymer Co., Ltd.
        Class H........................................ 1,204,000    1,419,170
      Shanghai Electric Group Co., Ltd. Class H........ 2,502,000      798,956
  #   Shanghai Fosun Pharmaceutical Group Co., Ltd.
        Class H........................................   162,000      499,561
      Shanghai Industrial Holdings, Ltd................   701,274    2,336,803
      Shanghai Pharmaceuticals Holding Co., Ltd. Class
        H..............................................   495,400    1,223,204
      Shenzhou International Group Holdings, Ltd.......   390,000    1,335,042
      Shimao Property Holdings, Ltd.................... 1,956,371    4,268,139
      Sihuan Pharmaceutical Holdings Group, Ltd........   704,000      754,764
      Sino Biopharmaceutical........................... 1,120,000      942,521
  #   Sino-Ocean Land Holdings, Ltd.................... 2,338,192    1,262,382
  # Sinopec Shanghai Petrochemical Co., Ltd. Class H. 1,593,000 449,031 Sinopec Shanghai Petrochemical Co., Ltd.
        Sponsored ADR..................................     9,818      273,810
  *   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H.   671,999      123,085
      Sinopharm Group Co., Ltd. Class H................   747,600    2,098,706
  #   SOHO China, Ltd.................................. 2,899,263    2,307,388
  #   Sun Art Retail Group, Ltd........................ 1,746,000    2,285,987
      Tencent Holdings, Ltd............................   763,600   53,486,650
      Tingyi Cayman Islands Holding Corp............... 1,440,000    3,725,633
      Tsingtao Brewery Co., Ltd. Class H...............   186,000    1,363,050
  #   Uni-President China Holdings, Ltd................   759,000      687,593
      Want Want China Holdings, Ltd.................... 4,391,000    5,912,216
      Weichai Power Co., Ltd. Class H..................   428,200    1,627,137
  #   Yanzhou Coal Mining Co., Ltd. Class H............   900,000      673,831
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......   108,916      810,335
      Zhejiang Expressway Co., Ltd. Class H............   968,000      868,911
      Zhuzhou CSR Times Electric Co., Ltd. Class H.....   276,000      852,851
  #   Zijin Mining Group Co., Ltd. Class H............. 4,821,000    1,024,065
  #   Zoomlion Heavy Industry Science and Technology
        Co., Ltd....................................... 1,066,200      868,637
  #*  ZTE Corp. Class H................................   499,038    1,034,932
                                                                  ------------
  TOTAL CHINA..........................................            529,126,022
                                                                  ------------
  COLOMBIA -- (0.6%)
      Almacenes Exito SA...............................   210,087    2,761,663
      Banco de Bogota SA...............................    23,745      782,106
      Bancolombia SA...................................   107,450    1,172,613
  #   Bancolombia SA Sponsored ADR.....................    89,105    3,915,274
      Cementos Argos SA................................   373,187    1,542,045
  *   Cemex Latam Holdings SA..........................    76,527      512,477
      Ecopetrol SA.....................................   979,672    1,710,602
  #   Ecopetrol SA Sponsored ADR.......................   220,479    7,553,610
      Empresa de Energia de Bogota SA ESP..............   843,168      558,369

                                     1755

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores....................   667,577 $   379,169
      Grupo de Inversiones Suramericana SA.............     1,578      24,031
      Grupo Nutresa SA.................................    19,691     230,518
      Interconexion Electrica SA ESP...................   332,361   1,223,319
      Isagen SA ESP....................................   762,874   1,112,566
                                                                  -----------
  TOTAL COLOMBIA.......................................            23,478,362
                                                                  -----------
  CZECH REPUBLIC -- (0.3%)
      CEZ A.S..........................................   198,179   5,009,478
      Komercni Banka A.S...............................    16,210   3,516,509
      Philip Morris CR A.S.............................       276     147,508
      Telefonica Czech Republic A.S....................   142,100   2,063,120
  *   Unipetrol A.S....................................    12,131      91,104
                                                                  -----------
  TOTAL CZECH REPUBLIC.................................            10,827,719
                                                                  -----------
  EGYPT -- (0.1%)
  #   Commercial International Bank Egypt S.A.E. GDR...   472,163   2,087,146
  *   Egyptian Financial Group-Hermes Holding GDR......       676       2,131
  *   Global Telecom Holding GDR.......................   428,641   1,420,736
                                                                  -----------
  TOTAL EGYPT..........................................             3,510,013
                                                                  -----------
  GREECE -- (0.5%)
  *   Alpha Bank AE.................................... 1,265,345   1,147,802
  *   Folli Follie SA..................................    36,114   1,089,230
      Hellenic Petroleum SA............................   102,964     998,719
  *   Hellenic Telecommunications Organization SA......   275,206   4,023,230
  *   JUMBO SA.........................................   120,569   2,050,216
  *   National Bank of Greece SA.......................   434,531   1,923,752
      OPAP SA..........................................   238,216   3,080,508
  *   Piraeus Bank SA..................................    10,988      25,909
      Public Power Corp. SA............................   117,236   1,570,539
  *   Titan Cement Co. SA..............................    38,873   1,044,580
                                                                  -----------
  TOTAL GREECE.........................................            16,954,485
                                                                  -----------
  HUNGARY -- (0.3%)
      Magyar Telekom Telecommunications P.L.C..........   438,413     587,048
      MOL Hungarian Oil and Gas P.L.C..................    41,546   2,542,715
      OTP Bank P.L.C...................................   250,935   4,592,851
      Richter Gedeon Nyrt..............................   145,205   2,935,098
  *   Tisza Chemical Group P.L.C.......................    23,981     372,385
                                                                  -----------
  TOTAL HUNGARY........................................            11,030,097
                                                                  -----------
  INDIA -- (6.8%)
      ABB India, Ltd...................................    46,035     431,225
      ACC, Ltd.........................................    51,847     839,943
      Adani Enterprises, Ltd...........................   217,318     828,760
      Adani Ports and Special Economic Zone, Ltd.......   444,848   1,036,091
  *   Adani Power, Ltd.................................   722,177     378,372
      Aditya Birla Nuvo, Ltd...........................    45,514     800,768
      Ambuja Cements, Ltd..............................   720,850   1,841,447
      Apollo Hospitals Enterprise, Ltd.................    79,561   1,200,882
      Asian Paints, Ltd................................   276,785   2,087,744

                                     1756

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      Aurobindo Pharma, Ltd............................   118,807 $   893,373
      Axis Bank, Ltd...................................   270,273   4,846,257
      Bajaj Auto, Ltd..................................    88,932   2,706,626
      Bajaj Finserv, Ltd...............................    38,658     419,045
      Bajaj Holdings and Investment, Ltd...............    25,772     377,847
      Bank of Baroda...................................    95,903     842,931
      Bank of India....................................   232,954     713,377
      Berger Paints India, Ltd.........................    41,763     136,054
      Bharat Electronics, Ltd..........................    17,301     255,929
      Bharat Heavy Electricals, Ltd....................   637,403   1,751,120
      Bharat Petroleum Corp., Ltd......................   153,491     888,576
      Bharti Airtel, Ltd...............................   712,612   3,576,392
      Bhushan Steel, Ltd...............................    60,876     452,547
      Bosch, Ltd.......................................    11,944   1,725,821
      Britannia Industries, Ltd........................    27,245     384,434
      Cadila Healthcare, Ltd...........................    42,514     554,680
      Cairn India, Ltd.................................   540,028   2,788,621
      Canara Bank......................................   118,214     418,566
      Cipla, Ltd.......................................   383,377   2,510,514
      Colgate-Palmolive India, Ltd.....................    41,197     858,457
      Container Corp. Of India.........................    54,732     637,901
      Cummins India, Ltd...............................    67,546     473,061
      Dabur India, Ltd.................................   495,434   1,364,713
      Divi's Laboratories, Ltd.........................    41,087     861,939
      DLF, Ltd.........................................   486,202   1,068,243
      Dr Reddy's Laboratories, Ltd.....................    27,631   1,149,238
      Dr Reddy's Laboratories, Ltd. ADR................    74,598   3,112,229
      Eicher Motors, Ltd...............................     5,958     443,525
      Emami, Ltd.......................................    51,759     375,096
  *   Essar Oil, Ltd...................................   395,013     282,777
      Exide Industries, Ltd............................   228,981     369,396
      Federal Bank, Ltd................................   455,880     576,388
      GAIL India, Ltd..................................   217,415   1,250,077
      GAIL India, Ltd. GDR.............................    28,791     983,504
      GlaxoSmithKline Consumer Healthcare, Ltd.........     5,480     373,878
      GlaxoSmithKline Pharmaceuticals, Ltd.............     8,490     403,762
      Glenmark Pharmaceuticals, Ltd....................   101,902     908,461
      GMR Infrastructure, Ltd..........................   454,854     146,971
      Godrej Consumer Products, Ltd....................   109,770   1,320,560
      Godrej Industries, Ltd...........................    89,305     387,340
      Grasim Industries, Ltd...........................     6,300     257,397
      Havells India, Ltd...............................    36,192     450,575
      HCL Technologies, Ltd............................   211,380   4,929,697
      HDFC Bank, Ltd................................... 1,530,953  15,382,110
      Hero Motocorp, Ltd...............................    69,262   2,189,655
      Hindalco Industries, Ltd......................... 1,417,235   2,481,104
      Hindustan Petroleum Corp., Ltd...................    73,212     285,919
      ICICI Bank, Ltd..................................   109,572   1,723,205
      ICICI Bank, Ltd. Sponsored ADR...................   208,679   6,713,203
      IDBI Bank, Ltd...................................   346,191     307,491
      Idea Cellular, Ltd...............................   805,036   1,835,662
      IDFC, Ltd........................................   601,656     893,694
      Indian Oil Corp., Ltd............................   327,576   1,281,462

                                     1757

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      IndusInd Bank, Ltd...............................   190,939 $ 1,170,039
      Infosys, Ltd.....................................   234,483  13,773,410
  #   Infosys, Ltd. Sponsored ADR......................   233,468  13,676,555
      ING Vysya Bank, Ltd..............................    25,010     208,541
      Ipca Laboratories, Ltd...........................    18,943     251,367
      ITC, Ltd......................................... 2,274,816  11,809,644
      Jaiprakash Associates, Ltd....................... 1,336,264     858,488
      Jindal Steel & Power, Ltd........................   426,862   1,701,729
      JSW Energy, Ltd..................................   592,161     418,292
      JSW Steel, Ltd...................................   124,632   1,822,016
  *   Jubilant Foodworks, Ltd..........................    18,139     310,720
      Kotak Mahindra Bank, Ltd.........................   344,379   3,603,143
      Larsen & Toubro, Ltd.............................   342,228   5,385,973
      Larsen & Toubro, Ltd. GDR........................     7,667     119,766
      LIC Housing Finance, Ltd.........................    53,635     167,670
      Lupin, Ltd.......................................   134,973   1,902,628
      Mahindra & Mahindra, Ltd.........................   332,035   4,705,782
  *   Mangalore Refinery & Petrochemicals, Ltd.........   355,103     242,360
  *   Marico Kaya Enterprises, Ltd.....................     2,327       6,035
      Marico, Ltd......................................   116,346     396,060
      Maruti Suzuki India, Ltd.........................    80,535   2,110,101
      Motherson Sumi Systems, Ltd......................   202,210     655,154
      Mphasis, Ltd.....................................    73,800     435,507
      National Aluminium Co., Ltd......................   125,699      67,079
      Nestle India, Ltd................................    17,044   1,369,967
      NHPC, Ltd........................................ 2,574,565     734,926
      NTPC, Ltd........................................   924,696   1,865,373
      Oberoi Realty, Ltd...............................    13,876      44,814
      Oil & Natural Gas Corp., Ltd.....................   699,873   3,080,581
      Oil India, Ltd...................................   100,495     759,699
  *   Oracle Financial Services Software, Ltd..........    19,531   1,003,748
      Petronet LNG, Ltd................................   201,679     352,205
      Pidilite Industries, Ltd.........................   144,452     645,952
      Piramal Enterprises, Ltd.........................    60,551     540,870
      Power Grid Corp. of India, Ltd...................   900,251   1,376,152
      Procter & Gamble Hygiene & Health Care, Ltd......     7,944     396,451
  *   Ranbaxy Laboratories, Ltd........................   137,683     708,847
      Reliance Capital, Ltd............................    97,310     502,138
      Reliance Communications, Ltd.....................   700,196   1,370,319
      Reliance Industries, Ltd......................... 1,455,666  19,302,162
      Reliance Infrastructure, Ltd.....................   111,967     665,682
  *   Reliance Power, Ltd..............................   771,219     763,486
      Rural Electrification Corp., Ltd.................    47,495     136,513
      Sesa Sterlite, Ltd............................... 1,599,539   4,804,631
      Shree Cement, Ltd................................     8,675     614,839
      Shriram Transport Finance Co., Ltd...............    76,457     767,515
      Siemens, Ltd.....................................    73,172     643,021
      SJVN, Ltd........................................   381,249     126,972
      State Bank of India..............................   152,568   3,716,239
      Steel Authority of India, Ltd....................   346,711     354,128
      Sun Pharmaceutical Industries, Ltd...............   636,118   5,978,406
      Sun TV Network, Ltd..............................    78,375     451,080
      Tata Chemicals, Ltd..............................     6,064      25,475

                                     1758

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Tata Consultancy Services, Ltd...................    480,832 $ 17,107,940
     Tata Global Beverages, Ltd.......................    370,091      830,646
     Tata Motors, Ltd.................................    679,237    3,783,870
     Tata Motors, Ltd. Sponsored ADR..................     81,024    2,256,518
     Tata Power Co., Ltd..............................    763,990      907,344
     Tata Steel, Ltd..................................    301,827    1,710,335
     Tech Mahindra, Ltd...............................    104,346    2,987,173
     Titan Co., Ltd...................................    207,778      731,398
     Ultratech Cement, Ltd............................     40,093    1,096,182
     Union Bank of India..............................    151,552      262,318
 *   Unitech, Ltd.....................................  1,237,337      249,434
     United Breweries, Ltd............................     66,842      895,443
     United Spirits, Ltd..............................     85,313    3,364,696
     Wipro, Ltd.......................................    620,601    5,678,316
     Wockhardt, Ltd...................................     19,651      123,100
     Yes Bank, Ltd....................................    161,542      795,111
     Zee Entertainment Enterprises, Ltd...............    389,718    1,659,678
                                                                  ------------
 TOTAL INDIA..........................................             255,106,384
                                                                  ------------
 INDONESIA -- (2.6%)
     Adaro Energy Tbk PT.............................. 16,239,500    1,264,766
     AKR Corporindo Tbk PT............................  2,003,700      724,929
     Alam Sutera Realty Tbk PT........................  8,757,000      366,068
     Aneka Tambang Persero Tbk PT.....................  1,281,500      107,567
     Astra Agro Lestari Tbk PT........................    576,600    1,011,206
     Astra International Tbk PT....................... 20,096,010   10,573,328
     Bank Central Asia Tbk PT......................... 13,303,900   10,798,419
     Bank Danamon Indonesia Tbk PT....................  3,627,079    1,291,526
     Bank Mandiri Persero Tbk PT...................... 10,173,317    7,216,007
     Bank Negara Indonesia Persero Tbk PT.............  7,494,022    2,687,331
 *   Bank Pan Indonesia Tbk PT........................  7,175,000      392,682
     Bank Rakyat Indonesia Persero Tbk PT............. 13,215,500    9,031,211
 *   Bank Tabungan Pensiunan Nasional Tbk PT..........    768,500      284,366
 *   Bayan Resources Tbk PT...........................     79,500       56,895
     Bumi Serpong Damai PT............................  8,441,000      999,439
     Charoen Pokphand Indonesia Tbk PT................  7,285,000    2,457,449
     Ciputra Development Tbk PT.......................  3,311,000      231,217
     Global Mediacom Tbk PT...........................  8,870,500    1,340,068
     Gudang Garam Tbk PT..............................    545,400    1,873,481
     Holcim Indonesia Tbk PT..........................  1,926,500      328,250
     Indo Tambangraya Megah Tbk PT....................    474,200    1,041,650
     Indocement Tunggal Prakarsa Tbk PT...............  1,664,500    3,056,340
     Indofood CBP Sukses Makmur Tbk PT................  1,137,500    1,017,063
     Indofood Sukses Makmur Tbk PT....................  5,162,500    2,951,179
     Indomobil Sukses Internasional Tbk PT............     22,000        8,813
     Indosat Tbk PT...................................  1,149,000      400,021
     Indosat Tbk PT ADR...............................      1,674       28,877
 *   Inovisi Infracom Tbk PT..........................    271,945       27,290
     Japfa Comfeed Indonesia Tbk PT...................    853,500       97,240
     Jasa Marga Persero Tbk PT........................  1,879,100      792,477
     Kalbe Farma Tbk PT............................... 22,694,500    2,606,611
     Lippo Karawaci Tbk PT............................ 31,811,500    2,476,005
     Mayora Indah Tbk PT..............................    870,333    1,933,236

                                     1759

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  INDONESIA -- (Continued)
      Media Nusantara Citra Tbk PT.....................  4,428,000 $   812,898
      MNC Investama Tbk PT............................. 13,972,500     343,380
  *   Panasia Indo Resources Tbk PT....................     75,100       2,491
      Perusahaan Gas Negara Persero Tbk PT.............  9,907,500   3,853,893
      Perusahaan Perkebunan London Sumatra Indonesia
        Tbk PT.........................................      8,500       1,148
      Semen Indonesia Persero Tbk PT...................  3,205,300   3,723,845
      Sinar Mas Agro Resources and Technology Tbk PT...  1,116,500     647,045
      Sumber Alfaria Trijaya Tbk PT....................     40,000       1,468
      Surya Citra Media Tbk PT.........................  3,251,000     705,294
      Tambang Batubara Bukit Asam Persero Tbk PT.......    994,100     751,955
      Telekomunikasi Indonesia Persero Tbk PT.......... 39,175,700   7,264,577
      Telekomunikasi Indonesia Persero Tbk PT
        Sponsored ADR..................................      9,758     353,923
      Tempo Scan Pacific Tbk PT........................     72,500      17,241
  *   Tower Bersama Infrastructure Tbk PT..............  1,510,500     766,572
  *   Trada Maritime Tbk PT............................  4,324,500     583,399
      Unilever Indonesia Tbk PT........................  1,649,300   3,876,189
      United Tractors Tbk PT...........................  1,812,996   2,856,452
      Vale Indonesia Tbk PT............................  3,391,500     642,399
      XL Axiata Tbk PT.................................  2,974,700   1,183,926
                                                                   -----------
  TOTAL INDONESIA......................................             97,861,102
                                                                   -----------
  MALAYSIA -- (4.2%)
      Aeon Co. M Bhd...................................     56,500     207,422
      Affin Holdings Bhd...............................    532,900     654,819
  #   AirAsia BHD......................................  1,748,600   1,181,018
      Alliance Financial Group Bhd.....................  1,571,200   2,184,467
      AMMB Holdings Bhd................................  2,095,359   4,583,750
      Astro Malaysia Holdings Bhd......................     83,500      73,363
      Axiata Group Bhd.................................  2,732,175   5,356,498
      Batu Kawan BHD...................................     86,200     506,255
      Berjaya Land Bhd.................................     95,000      23,065
      Berjaya Sports Toto Bhd..........................    725,025     875,522
      BIMB Holdings Bhd................................    265,700     341,595
  #   Boustead Holdings Bhd............................    476,786     746,977
      British American Tobacco Malaysia Bhd............    129,500   2,354,283
  *   Bumi Armada Bhd..................................  1,127,700   1,364,879
  #   CIMB Group Holdings Bhd..........................  5,454,441  11,283,423
      Dialog Group BHD.................................  1,844,600   1,791,907
      DiGi.Com Bhd.....................................  3,732,620   5,236,783
      DRB-Hicom Bhd....................................  1,263,300   1,017,468
      Fraser & Neave Holdings Bhd......................     90,500     498,590
      Gamuda Bhd.......................................  1,929,900   2,577,097
      Genting Bhd......................................  1,962,900   6,108,595
  #   Genting Malaysia Bhd.............................  3,197,100   4,157,830
      Genting Plantations Bhd..........................    282,600     872,248
      Guinness Anchor Bhd..............................    135,200     571,309
      HAP Seng Consolidated Bhd........................    505,500     414,649
      Hartalega Holdings Bhd...........................    190,900     405,677
      Hong Leong Bank Bhd..............................    627,560   2,645,530
      Hong Leong Financial Group Bhd...................    264,429   1,251,315
      IJM Corp. Bhd....................................  1,700,481   3,009,328
  #   IOI Corp. Bhd....................................  3,223,705   4,025,281
  *   IOI Properties Group Sdn Bhd.....................  1,536,552   1,239,711

                                     1760

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
     KPJ Healthcare Bhd...............................     69,950 $     70,296
     Kuala Lumpur Kepong Bhd..........................    484,100    3,389,866
 *   Kulim Malaysia BHD...............................    470,200      449,531
     Lafarge Malayan Bhd..............................    343,580      872,142
     Magnum Bhd.......................................     39,300       35,885
 #   Malayan Banking Bhd..............................  5,003,321   14,414,799
 #   Malaysia Airports Holdings Bhd...................    817,390    2,054,542
     Malaysia Marine and Heavy Engineering Holdings
       Bhd............................................    414,500      449,455
 *   Malaysian Airline System Bhd.....................  4,055,900      365,420
 #   Maxis Bhd........................................  2,398,100    4,987,610
 *   MISC Bhd.........................................  1,391,098    2,495,102
     MMC Corp. Bhd....................................  1,141,500      952,192
     Nestle Malaysia Bhd..............................    189,300    3,823,452
 #   Parkson Holdings Bhd.............................    585,720      512,932
     Petronas Chemicals Group Bhd.....................  2,984,500    5,922,461
     Petronas Dagangan BHD............................    263,600    2,414,114
     Petronas Gas Bhd.................................    530,400    3,700,360
 #   PPB Group Bhd....................................    599,700    2,764,634
     Public Bank Bhd(B012W42).........................     67,739      386,654
     Public Bank Bhd(B012W53).........................  1,121,301    6,407,807
     RHB Capital Bhd..................................    807,755    1,854,941
 *   Sapurakencana Petroleum Bhd......................  3,829,500    5,017,303
     Shell Refining Co. Federation of Malaya Bhd......    108,100      210,038
     Sime Darby Bhd...................................  3,120,929    8,386,560
     SP Setia Bhd.....................................    623,400      535,398
     Sunway Bhd.......................................     48,000       38,843
     Telekom Malaysia Bhd.............................    898,300    1,478,765
     Tenaga Nasional Bhd..............................  2,536,450    8,942,122
     UEM Sunrise Bhd..................................  2,094,637    1,291,897
 #   UMW Holdings Bhd.................................    593,466    2,100,907
     United Plantations BHD...........................     49,300      376,408
 #   YTL Corp. Bhd....................................  5,878,686    2,700,519
     YTL Power International Bhd......................  1,948,640    1,087,275
                                                                  ------------
 TOTAL MALAYSIA.......................................             158,050,884
                                                                  ------------
 MEXICO -- (5.4%)
 #   Alfa S.A.B. de C.V. Class A......................  3,254,340    9,168,800
 #   Alpek S.A. de C.V................................     66,216      131,897
     America Movil S.A.B. de C.V. Series L............ 37,750,669   40,251,573
     America Movil S.A.B. de C.V. Series L ADR........     22,528      478,945
     Arca Continental S.A.B. de C.V...................    357,200    1,963,345
 *   Cemex S.A.B. de C.V..............................  1,864,388    2,304,347
 *   Cemex S.A.B. de C.V. Sponsored ADR...............  1,285,964   15,907,372
     Coca-Cola Femsa S.A.B. de C.V. Series L..........    298,900    3,175,394
     Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     13,716    1,457,188
 #   Controladora Comercial Mexicana S.A.B. de C.V....    596,476    2,262,987
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................      8,726        5,350
     El Puerto de Liverpool S.A.B. de C.V.............    189,995    1,992,291
 #   Fomento Economico Mexicano S.A.B. de C.V.........  1,793,669   16,224,027
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................     28,963    2,613,621
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................     34,897    3,930,100
 #   Grupo Bimbo S.A.B. de C.V. Series A..............  1,698,530    4,531,445
     Grupo Carso S.A.B. de C.V. Series A1.............    704,241    3,683,390

                                     1761

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MEXICO -- (Continued)
 #   Grupo Comercial Chedraui S.A. de C.V.............    320,456 $    945,506
     Grupo Financiero Banorte S.A.B. de C.V...........  2,832,687   17,880,622
     Grupo Financiero Inbursa S.A.B. de C.V...........  2,304,366    5,746,269
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................     18,181       40,389
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................    152,244    1,683,819
     Grupo Industrial Maseca S.A.B. de C.V. Class B...     69,206      101,837
     Grupo Mexico S.A.B. de C.V. Series B.............  3,910,516   12,596,458
 *   Grupo Qumma S.A. de C.V. Series B................      1,591           --
     Grupo Televisa S.A.B. Series CPO.................  2,556,698   14,853,853
     Grupo Televisa S.A.B. Sponsored ADR..............    116,618    3,388,919
 #*  Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  2,373,426    5,357,689
     Industrias Penoles S.A.B. de C.V.................    108,150    2,516,141
     Kimberly-Clark de Mexico S.A.B. de C.V. Class A..  1,823,400    4,683,250
     Mexichem S.A.B. de C.V...........................  1,224,530    4,246,576
 #*  Minera Frisco S.A.B. de C.V......................    783,633    1,236,328
 *   OHL Mexico S.A.B. de C.V.........................    761,383    1,866,738
 *   Organizacion Soriana S.A.B. de C.V. Class B......  1,112,475    3,177,549
 *   Promotora y Operadora de Infraestructura S.A.B.
       de C.V.........................................     34,023      412,123
 *   Savia SA Class A.................................    120,000           --
 #   Wal-Mart de Mexico S.A.B. de C.V. Series V.......  5,494,675   13,143,013
                                                                  ------------
 TOTAL MEXICO.........................................             203,959,151
                                                                  ------------
 PERU -- (0.3%)
     Cementos Pacasmayo SAA ADR.......................      5,059       48,465
 #   Cia de Minas Buenaventura SA ADR.................    103,995    1,289,538
     Credicorp, Ltd...................................     64,244    8,475,069
 *   Grana y Montero SA Sponsored ADR.................      1,477       31,135
                                                                  ------------
 TOTAL PERU...........................................               9,844,207
                                                                  ------------
 PHILIPPINES -- (1.2%)
     Aboitiz Equity Ventures, Inc.....................  1,585,460    1,813,733
     Aboitiz Power Corp...............................  1,495,200    1,179,529
     Alliance Global Group, Inc.......................  6,710,300    3,998,514
     Ayala Corp.......................................    183,605    2,121,787
     Ayala Land, Inc..................................  5,882,318    3,387,848
     Bank of the Philippine Islands...................    931,913    1,822,364
     BDO Unibank, Inc.................................  1,533,841    2,665,768
     China Banking Corp...............................      1,380        1,784
     DMCI Holdings, Inc...............................  1,070,440    1,406,161
     Energy Development Corp..........................  8,586,100      994,446
 *   Fwbc Holdings, Inc...............................  2,006,957           --
     Globe Telecom, Inc...............................     34,395    1,293,199
     International Container Terminal Services, Inc...    876,380    1,900,040
     JG Summit Holdings, Inc..........................    327,700      283,301
     Jollibee Foods Corp..............................    408,700    1,366,982
     LT Group, Inc....................................  1,742,400      705,325
     Manila Electric Co...............................    197,030    1,123,754
     Megaworld Corp................................... 18,982,000    1,490,390
     Metro Pacific Investments Corp...................  9,128,100      865,093
     Metropolitan Bank & Trust........................  1,146,499    1,915,035
     Philippine Long Distance Telephone Co............     36,785    2,198,028
     Philippine Long Distance Telephone Co. Sponsored
       ADR............................................      4,859      289,499

                                     1762

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  PHILIPPINES -- (Continued)
  *   Philippine National Bank.........................   401,948 $   750,519
      Robinsons Land Corp.............................. 2,175,300     952,362
      San Miguel Corp..................................   427,890     525,903
      Semirara Mining Corp.............................   112,800     796,322
      SM Investments Corp..............................   294,252   4,551,463
      SM Prime Holdings, Inc........................... 7,823,910   2,671,696
  *   Top Frontier Investment Holdings, Inc............    42,789      67,979
      Universal Robina Corp............................   879,930   2,290,407
                                                                  -----------
  TOTAL PHILIPPINES....................................            45,429,231
                                                                  -----------
  POLAND -- (1.8%)
      Bank Handlowy w Warszawie SA.....................    45,615   1,490,372
  *   Bank Millennium SA...............................   701,813   1,803,924
      Bank Pekao SA....................................   145,380   8,534,105
      Bank Zachodni WBK SA.............................    21,827   2,733,736
  *   Cyfrowy Polsat SA................................    86,412     540,169
      Enea SA..........................................    73,778     292,483
      Eurocash SA......................................    72,770     944,717
  *   Getin Noble Bank SA.............................. 1,002,923     988,337
      Grupa Azoty SA...................................    30,768     510,730
  *   Grupa Lotos SA...................................    16,781     187,634
      Grupa Zywiec SA..................................    10,905   1,506,444
  *   ING Bank Slaski SA...............................    37,110   1,404,495
  #   Jastrzebska Spolka Weglowa SA....................    38,639     565,109
  #   KGHM Polska Miedz SA.............................   147,541   5,114,050
      LPP SA...........................................       530   1,478,333
      Lubelski Wegiel Bogdanka SA......................     1,344      53,304
      mBank............................................    17,078   2,758,157
      PGE SA...........................................   977,835   5,109,550
      Polski Koncern Naftowy Orlen SA..................   378,082   4,641,158
      Polskie Gornictwo Naftowe i Gazownictwo SA....... 1,617,383   2,375,429
      Powszechna Kasa Oszczednosci Bank Polski SA......   969,977  12,536,430
      Powszechny Zaklad Ubezpieczen SA.................    62,366   8,152,171
      Synthos SA.......................................   506,543     812,424
      Tauron Polska Energia SA......................... 1,074,300   1,455,563
      Telekomunikacja Polska SA........................   616,223   2,051,659
                                                                  -----------
  TOTAL POLAND.........................................            68,040,483
                                                                  -----------
  RUSSIA -- (4.8%)
      Eurasia Drilling Co., Ltd. GDR...................   132,091   4,564,147
      Federal Hydrogenerating Co. JSC ADR.............. 1,423,628   2,221,434
      Gazprom OAO Sponsored ADR........................ 6,854,944  56,450,670
      Globaltrans Investment P.L.C. GDR................    83,363   1,104,649
      Lukoil OAO Sponsored ADR.........................   559,751  31,779,171
  *   Magnitogorsk Iron & Steel Works GDR..............   155,928     407,100
      Mail.ru Group, Ltd. GDR..........................    46,941   1,751,505
  #*  Mechel Sponsored ADR.............................   170,001     329,802
      MegaFon OAO GDR..................................     8,671     258,379
      MMC Norilsk Nickel OJSC ADR......................   532,268   8,086,731
      Novolipetsk Steel OJSC GDR.......................    97,820   1,406,212
      Novorossiysk Commercial Sea Port PJSC GDR........    33,123     199,648
      O'Key Group SA GDR...............................    35,623     373,413

                                     1763

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  RUSSIA -- (Continued)
      Phosagro OAO GDR.................................    70,742 $    720,912
  *   PIK Group GDR....................................     2,241        4,328
      Rosneft OAO GDR.................................. 1,294,293    8,851,929
      Rostelecom OJSC Sponsored ADR....................    77,287    1,445,666
      Sberbank of Russia Sponsored ADR................. 2,839,618   30,654,213
      Severstal OAO GDR................................   247,044    1,997,036
      Tatneft OAO Sponsored ADR........................   258,044    8,510,653
      TMK OAO GDR......................................    52,030      574,342
      Uralkali OJSC GDR................................   272,951    6,616,829
      VimpelCom, Ltd. Sponsored ADR....................   610,357    5,914,359
      VTB Bank OJSC GDR................................ 2,644,952    6,702,994
  *   X5 Retail Group NV GDR...........................   103,067    1,734,875
                                                                  ------------
  TOTAL RUSSIA.........................................            182,660,997
                                                                  ------------
  SOUTH AFRICA -- (7.0%)
  #   African Bank Investments, Ltd....................   709,671      684,666
      African Rainbow Minerals, Ltd....................   152,287    3,009,888
  #*  Anglo American Platinum, Ltd.....................    83,355    3,329,308
  #   AngloGold Ashanti, Ltd. Sponsored ADR............   427,887    6,264,266
  *   ArcelorMittal South Africa, Ltd..................   203,913      699,882
      Aspen Pharmacare Holdings, Ltd...................   360,808    8,181,481
  #   Assore, Ltd......................................    39,165    1,415,111
      AVI, Ltd.........................................   294,307    1,364,791
      Barclays Africa Group, Ltd.......................   392,410    4,602,032
      Barloworld, Ltd..................................   275,602    2,594,336
      Bidvest Group, Ltd...............................   338,327    7,568,583
  #   Capitec Bank Holdings, Ltd.......................    47,639      808,223
      Coronation Fund Managers, Ltd....................   230,512    1,655,849
      Discovery, Ltd...................................   357,805    2,419,903
  #   Distell Group, Ltd...............................    25,571      324,581
  #   Exxaro Resources, Ltd............................   142,511    1,923,827
      FirstRand, Ltd................................... 3,444,432    9,685,849
  #   Foschini Group, Ltd. (The).......................   229,375    1,921,426
  #   Gold Fields, Ltd. Sponsored ADR..................   710,430    2,472,296
      Impala Platinum Holdings, Ltd....................   581,430    6,074,042
      Imperial Holdings, Ltd...........................   227,001    3,784,772
      Investec, Ltd....................................   316,248    2,025,884
  #   Kumba Iron Ore, Ltd..............................    84,990    3,454,461
      Liberty Holdings, Ltd............................   159,000    1,638,612
      Life Healthcare Group Holdings, Ltd..............   937,361    2,997,594
      Massmart Holdings, Ltd...........................   103,729    1,131,057
      Mediclinic International, Ltd....................   424,560    2,733,684
      MMI Holdings, Ltd................................ 1,531,421    3,253,787
      Mondi, Ltd.......................................   128,477    1,952,585
      Mr Price Group, Ltd..............................   238,341    2,951,949
      MTN Group, Ltd................................... 1,882,816   33,622,106
      Nampak, Ltd......................................   704,489    2,208,428
      Naspers, Ltd. Class N............................   416,705   42,869,528
      Nedbank Group, Ltd...............................   254,472    4,435,162
      Netcare, Ltd..................................... 1,616,512    3,242,199
  #   Pick n Pay Stores, Ltd...........................   244,318    1,000,184
      PPC, Ltd.........................................    60,146      161,291
      PSG Group, Ltd...................................    61,341      438,824

                                     1764

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH AFRICA -- (Continued)
      Sanlam, Ltd...................................... 2,024,227 $  8,708,080
      Santam, Ltd......................................    39,421      629,707
      Sasol, Ltd.......................................    22,216    1,068,939
      Sasol, Ltd. Sponsored ADR........................   604,681   29,139,577
      Shoprite Holdings, Ltd...........................   439,788    5,668,253
      Spar Group, Ltd. (The)...........................   171,619    1,853,276
      Standard Bank Group, Ltd......................... 1,383,008   14,614,945
      Steinhoff International Holdings, Ltd............ 1,774,752    7,331,022
      Tiger Brands, Ltd................................   168,710    4,047,972
      Truworths International, Ltd.....................   453,643    2,992,255
      Tsogo Sun Holdings, Ltd..........................   288,868      674,472
  #   Vodacom Group, Ltd...............................   391,328    4,143,224
      Woolworths Holdings, Ltd.........................   671,224    3,668,300
                                                                  ------------
  TOTAL SOUTH AFRICA...................................            265,442,469
                                                                  ------------
  SOUTH KOREA -- (14.5%)
      Amorepacific Corp................................     2,987    2,807,642
  #   AMOREPACIFIC Group...............................     3,010    1,321,230
      BS Financial Group, Inc..........................   221,660    3,259,730
  #   Celltrion, Inc...................................    56,704    2,376,740
      Cheil Industries, Inc............................    51,812    3,602,516
  *   Cheil Worldwide, Inc.............................    87,060    2,263,265
  #   CJ CheilJedang Corp..............................     8,825    2,173,046
  #   CJ Corp..........................................    16,574    1,817,671
  #*  CJ Korea Express Co., Ltd........................     5,587      553,538
      Coway Co., Ltd...................................    50,818    3,293,159
      Daelim Industrial Co., Ltd.......................    36,223    2,771,028
  #*  Daewoo Engineering & Construction Co., Ltd.......   133,508      845,253
  #   Daewoo International Corp........................    45,753    1,742,909
  #   Daewoo Securities Co., Ltd.......................   220,281    1,753,757
  #   Daewoo Shipbuilding & Marine Engineering Co.,
        Ltd............................................   109,830    3,495,166
      Dongbu Insurance Co., Ltd........................    45,450    2,263,124
      Doosan Corp......................................     9,398    1,193,115
  #   Doosan Heavy Industries & Construction Co., Ltd..    52,779    1,790,140
  *   Doosan Infracore Co., Ltd........................   100,420    1,205,680
      E-Mart Co., Ltd..................................    25,293    6,096,471
  #   GS Engineering & Construction Corp...............    38,637    1,197,125
      GS Holdings......................................    66,625    3,158,455
      Hana Financial Group, Inc........................   316,379   11,971,588
      Hankook Tire Co., Ltd............................    66,995    3,835,101
  #   Hanwha Chemical Corp.............................    98,760    1,813,133
      Hanwha Corp......................................    47,620    1,602,501
      Hanwha Life Insurance Co., Ltd...................   204,320    1,392,678
  #   Hite Jinro Co., Ltd..............................    22,640      450,723
  #   Hotel Shilla Co., Ltd............................    31,278    2,246,258
      Hyundai Department Store Co., Ltd................    17,135    2,276,080
  #   Hyundai Engineering & Construction Co., Ltd......    77,500    4,189,046
      Hyundai Glovis Co., Ltd..........................    11,990    2,532,313
      Hyundai Heavy Industries Co., Ltd................    44,760    9,251,049
      Hyundai Marine & Fire Insurance Co., Ltd.........    68,600    1,969,756
      Hyundai Mobis....................................    70,280   20,128,776
  #   Hyundai Motor Co.................................   158,812   34,466,201
  #   Hyundai Steel Co.................................    70,734    4,981,925

                                     1765

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- -----------
   SOUTH KOREA -- (Continued)
       Hyundai Wia Corp.................................  14,396 $ 2,147,720
   #   Industrial Bank of Korea......................... 195,210   2,253,058
       Kangwon Land, Inc................................ 114,660   3,603,703
       KB Financial Group, Inc.......................... 353,265  12,131,124
   *   KB Financial Group, Inc. ADR.....................  97,918   3,285,149
       KCC Corp.........................................   6,039   2,750,336
   #   KEPCO Engineering & Construction Co., Inc........   8,507     535,238
       KEPCO Plant Service & Engineering Co., Ltd.......  12,199     637,413
   #   Kia Motors Corp.................................. 270,669  13,504,530
       Korea Aerospace Industries, Ltd..................  35,900   1,061,475
   *   Korea Electric Power Corp........................ 197,690   6,446,253
       Korea Gas Corp...................................  22,866   1,409,040
       Korea Investment Holdings Co., Ltd...............  32,780   1,199,682
       Korea Zinc Co., Ltd..............................   9,259   2,947,871
   *   Korean Air Lines Co., Ltd........................   9,321     296,792
       KT Corp..........................................  23,160     670,228
   #   KT&G Corp........................................ 100,502   7,058,791
   #   Kumho Petro chemical Co., Ltd....................  15,006   1,214,209
       LG Chem, Ltd.....................................  47,843  11,460,768
       LG Corp.......................................... 108,548   5,772,669
   *   LG Display Co., Ltd..............................  14,300     333,992
   *   LG Display Co., Ltd. ADR......................... 486,337   5,704,733
   #   LG Electronics, Inc.............................. 113,853   6,933,106
   #   LG Household & Health Care, Ltd..................   8,626   3,819,395
       LG Uplus Corp.................................... 259,030   2,652,252
   #   Lotte Chemical Corp..............................  21,503   4,164,904
       Lotte Confectionery Co., Ltd.....................     263     458,242
       Lotte Shopping Co., Ltd..........................  12,940   4,577,784
       LS Corp..........................................  17,345   1,353,254
       Macquarie Korea Infrastructure Fund.............. 200,980   1,126,072
   #   Mando Corp.......................................  10,816   1,208,134
       Naver Corp.......................................  27,242  17,188,464
   #   NCSoft Corp......................................  14,464   2,658,894
   #   OCI Co., Ltd.....................................  17,637   3,091,069
   #   Orion Corp/Republic of South Korea...............   3,321   2,700,890
       POSCO............................................  50,240  13,966,722
       POSCO ADR........................................  67,985   4,622,300
       S-1 Corp.........................................  16,316   1,183,689
   #   S-Oil Corp.......................................  47,441   3,012,695
       Samsung C&T Corp................................. 143,779   7,819,261
       Samsung Card Co., Ltd............................  23,720     767,123
   #   Samsung Electro-Mechanics Co., Ltd...............  57,281   3,535,320
   #   Samsung Electronics Co., Ltd.....................  81,840  96,915,614
       Samsung Electronics Co., Ltd. GDR................  49,372  28,910,128
   #   Samsung Engineering Co., Ltd.....................  27,417   1,826,730
       Samsung Fire & Marine Insurance Co., Ltd.........  37,748   8,713,620
   #   Samsung Heavy Industries Co., Ltd................ 168,600   5,231,426
       Samsung Life Insurance Co., Ltd..................  61,987   5,947,027
   #   Samsung SDI Co., Ltd.............................  39,230   5,205,111
   #   Samsung Securities Co., Ltd......................  68,528   2,758,736
   #   Samsung Techwin Co., Ltd.........................  34,401   1,686,596
       Shinhan Financial Group Co., Ltd................. 374,876  15,819,939
   *   Shinhan Financial Group Co., Ltd. ADR............  86,082   3,562,934

                                     1766

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH KOREA -- (Continued)
     Shinsegae Co., Ltd...............................      6,575 $  1,403,853
     SK C&C Co., Ltd..................................     21,215    2,451,555
     SK Holdings Co., Ltd.............................     29,943    4,986,185
 #*  SK Hynix, Inc....................................    512,610   17,861,344
     SK Innovation Co., Ltd...........................     69,006    8,075,786
     SK Networks Co., Ltd.............................      5,020       39,290
     SK Telecom Co., Ltd..............................      8,002    1,612,285
     Woori Finance Holdings Co., Ltd..................    419,590    4,800,182
 *   Woori Finance Holdings Co., Ltd. ADR.............      1,223       41,496
     Woori Investment & Securities Co., Ltd...........    147,510    1,244,766
     Young Poong Corp.................................        176      199,824
                                                                  ------------
 TOTAL SOUTH KOREA....................................             546,646,659
                                                                  ------------
 TAIWAN -- (12.9%)
 #*  Acer, Inc........................................  3,626,040    2,141,628
     Advanced Semiconductor Engineering, Inc..........  6,439,929    5,900,756
 #   Advanced Semiconductor Engineering, Inc. ADR.....     77,739      351,380
     Advantech Co., Ltd...............................    281,200    1,755,905
 #   Airtac International Group.......................     38,000      342,832
 #   Asia Cement Corp.................................  2,510,802    3,079,494
 #   Asustek Computer, Inc............................    834,180    7,653,243
 *   AU Optronics Corp................................  8,825,873    2,564,928
 *   AU Optronics Corp. Sponsored ADR.................    326,626      901,488
 #   Catcher Technology Co., Ltd......................    762,429    5,057,324
     Cathay Financial Holding Co., Ltd................  8,634,048   12,983,910
     Cathay Real Estate Development Co., Ltd..........    839,000      501,284
     Chang Hwa Commercial Bank........................  5,748,043    3,399,127
     Cheng Shin Rubber Industry Co., Ltd..............  2,017,965    5,116,361
     Cheng Uei Precision Industry Co., Ltd............    384,109      814,519
     Chicony Electronics Co., Ltd.....................    527,574    1,346,528
 *   China Airlines, Ltd..............................  3,684,536    1,296,067
     China Development Financial Holding Corp......... 16,637,121    4,840,344
     China Life Insurance Co., Ltd....................  2,999,797    2,858,835
     China Motor Corp.................................    649,000      601,806
     China Petrochemical Development Corp.............  2,243,613      989,871
 #   China Steel Chemical Corp........................    148,000      820,470
 #   China Steel Corp................................. 12,768,895   10,968,640
 #   Chipbond Technology Corp.........................    575,000      876,627
     Chunghwa Telecom Co., Ltd........................  1,001,000    3,000,592
 #   Chunghwa Telecom Co., Ltd. ADR...................    236,502    6,953,159
     Clevo Co.........................................    526,075    1,084,095
 #   Compal Electronics, Inc..........................  5,874,541    4,367,138
     CTBC Financial Holding Co., Ltd.................. 15,158,997    9,978,936
     CTCI Corp........................................    638,000      867,663
     Delta Electronics, Inc...........................  1,922,366   10,520,811
     E.Sun Financial Holding Co., Ltd.................  5,847,651    3,625,338
     Eclat Textile Co., Ltd...........................    164,120    1,793,836
     Epistar Corp.....................................  1,169,000    2,597,795
 *   Eva Airways Corp.................................  1,930,600    1,027,156
 *   Evergreen Marine Corp. Taiwan, Ltd...............  2,353,249    1,380,278
     Far Eastern Department Stores, Ltd...............  1,381,993    1,256,476
     Far Eastern New Century Corp.....................  3,475,335    3,583,650
     Far EasTone Telecommunications Co., Ltd..........  1,663,000    3,267,073

                                     1767

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
      Farglory Land Development Co., Ltd...............    519,393 $   831,841
      Feng Hsin Iron & Steel Co........................    214,000     366,166
      Feng TAY Enterprise Co., Ltd.....................    161,000     362,292
      First Financial Holding Co., Ltd.................  8,517,371   5,091,962
      Formosa Chemicals & Fibre Corp...................  3,574,518   9,362,547
      Formosa International Hotels Corp................     31,460     347,222
      Formosa Petrochemical Corp.......................  1,200,000   3,025,833
      Formosa Plastics Corp............................  4,588,153  11,783,039
      Formosa Taffeta Co., Ltd.........................    848,000     896,254
      Foxconn Technology Co., Ltd......................  1,188,237   2,669,261
      Fubon Financial Holding Co., Ltd.................  7,497,233  10,576,780
      Giant Manufacturing Co., Ltd.....................    282,506   1,783,940
      Ginko International Co., Ltd.....................     25,000     462,597
  #   Gourmet Master Co., Ltd..........................     33,000     199,139
  *   HannStar Display Corp............................  3,348,000   1,138,754
      Highwealth Construction Corp.....................    384,200     770,071
  #   Hiwin Technologies Corp..........................    174,173   1,576,586
      Hon Hai Precision Industry Co., Ltd.............. 12,967,056  36,224,587
      Hotai Motor Co., Ltd.............................    244,000   2,961,660
  #   HTC Corp.........................................    894,235   4,010,041
      Hua Nan Financial Holdings Co., Ltd..............  6,709,828   3,779,526
  #*  Innolux Corp.....................................  9,544,341   3,309,788
  #*  Inotera Memories, Inc............................  1,642,000   1,262,066
      Inventec Corp....................................  3,189,551   2,942,695
      Kenda Rubber Industrial Co., Ltd.................    532,481   1,147,780
      Kinsus Interconnect Technology Corp..............    322,000   1,110,320
  #   Largan Precision Co., Ltd........................     99,860   3,834,262
      LCY Chemical Corp................................    434,123     550,972
      Lite-On Technology Corp..........................  2,392,358   3,543,103
  #   Lung Yen Life Service Corp.......................    117,000     322,897
  *   Macronix International...........................  2,227,218     490,448
  #   MediaTek, Inc....................................  1,279,995  17,058,108
      Mega Financial Holding Co., Ltd.................. 11,294,904   9,119,259
      Merida Industry Co., Ltd.........................    202,750   1,251,564
  *   Nan Kang Rubber Tire Co., Ltd....................    534,780     648,075
      Nan Ya Plastics Corp.............................  5,276,599  11,499,179
      Novatek Microelectronics Corp....................    603,000   2,424,056
      Oriental Union Chemical Corp.....................    248,000     247,224
      Pegatron Corp....................................  2,267,345   2,963,047
  #   Phison Electronics Corp..........................    146,000     913,495
      Pou Chen Corp....................................  2,701,487   3,734,376
  #   Powertech Technology, Inc........................    929,819   1,283,080
      President Chain Store Corp.......................    567,831   3,802,127
      Quanta Computer, Inc.............................  2,553,000   6,248,484
  #   Radiant Opto-Electronics Corp....................    474,170   2,057,986
      Realtek Semiconductor Corp.......................    497,950   1,354,104
      Ruentex Development Co., Ltd.....................    699,351   1,227,406
      Ruentex Industries, Ltd..........................    725,182   1,740,908
  #   Sanyang Industry Co., Ltd........................    729,000   1,125,020
      ScinoPharm Taiwan, Ltd...........................    245,440     686,933
  #   Shin Kong Financial Holding Co., Ltd.............  9,040,708   3,027,741
      Siliconware Precision Industries Co..............  2,997,324   3,611,122
      Siliconware Precision Industries Co. Sponsored
        ADR............................................     67,173     383,558

                                     1768

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 TAIWAN -- (Continued)
     Simplo Technology Co., Ltd.......................    298,000 $  1,365,212
     SinoPac Financial Holdings Co., Ltd..............  8,077,105    3,763,364
     St Shine Optical Co., Ltd........................     44,000    1,135,990
 #   Standard Foods Corp..............................    283,784      833,690
     Synnex Technology International Corp.............  1,493,756    2,532,648
     Taishin Financial Holding Co., Ltd...............  8,855,372    4,180,784
 *   Taiwan Business Bank.............................  4,733,871    1,405,056
     Taiwan Cement Corp...............................  4,100,720    5,986,289
     Taiwan Cooperative Financial Holding.............  6,888,371    3,713,916
     Taiwan FamilyMart Co., Ltd.......................     33,000      196,887
 #   Taiwan Fertilizer Co., Ltd.......................  1,112,000    2,318,918
     Taiwan Glass Industry Corp.......................  1,136,253    1,110,815
     Taiwan Mobile Co., Ltd...........................  1,768,300    5,188,613
     Taiwan Secom Co., Ltd............................     49,000      124,241
     Taiwan Semiconductor Manufacturing Co., Ltd...... 25,188,808   86,736,462
     Taiwan Semiconductor Manufacturing Co., Ltd.
       Sponsored ADR..................................    152,371    2,578,117
     Teco Electric and Machinery Co., Ltd.............  2,181,000    2,368,816
 #   Ton Yi Industrial Corp...........................    763,000      752,661
     Transcend Information, Inc.......................    231,181      689,451
     Tripod Technology Corp...........................    482,870      876,039
     TSRC Corp........................................    633,300      898,107
     U-Ming Marine Transport Corp.....................    551,860      915,658
     Uni-President Enterprises Corp...................  4,567,515    7,495,608
     Unimicron Technology Corp........................  1,848,896    1,410,860
 #   United Microelectronics Corp..................... 15,073,000    6,167,900
     Vanguard International Semiconductor Corp........    834,000      912,592
 *   Walsin Lihwa Corp................................  3,769,000    1,171,086
     Wan Hai Lines, Ltd...............................  1,104,800      537,208
 #*  Wintek Corp......................................  1,832,760      609,640
 #   Wistron Corp.....................................  3,159,444    2,605,632
     WPG Holdings, Ltd................................  1,956,869    2,270,105
 *   Yang Ming Marine Transport Corp..................  1,948,300      846,667
     Yuanta Financial Holding Co., Ltd................ 10,373,577    5,759,773
 #   Yulon Motor Co., Ltd.............................  1,103,000    1,891,596
     Zhen Ding Technology Holding, Ltd................    247,700      618,582
                                                                  ------------
 TOTAL TAIWAN.........................................             487,577,627
                                                                  ------------
 THAILAND -- (2.3%)
     Advanced Info Service PCL........................  1,053,700    6,671,412
     Airports of Thailand PCL.........................    397,200    2,063,611
     Bangkok Bank PCL(6077019)........................    329,000    1,709,285
     Bangkok Bank PCL(6368360)........................    611,000    3,174,387
     Bangkok Dusit Medical Services PCL...............    538,300    1,924,247
     Bangkok Life Assurance PCL.......................    435,800      811,927
     Banpu PCL........................................  1,407,600    1,130,003
     BEC World PCL....................................    645,300      913,898
     Berli Jucker PCL.................................    555,800      761,889
     Big C Supercenter PCL(6368434)...................    255,200    1,352,923
     Big C Supercenter PCL(6763932)...................     24,600      130,415
     Bumrungrad Hospital PCL..........................    248,700      632,863
     Central Pattana PCL..............................  1,253,200    1,423,659
     Central Plaza Hotel PCL..........................    463,600      382,705
     Charoen Pokphand Foods PCL.......................  2,881,300    2,487,642

                                     1769

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  THAILAND -- (Continued)
      CP ALL PCL.......................................  3,186,600 $ 3,788,975
      Delta Electronics Thailand PCL...................    444,800     714,159
      Electricity Generating PCL.......................    149,800     578,597
      Glow Energy PCL..................................    393,200     804,029
      Home Product Center PCL..........................  3,364,303     871,396
      Indorama Ventures PCL............................  1,887,300   1,183,493
      IRPC PCL......................................... 11,139,400   1,052,861
      Jasmine International PCL........................  2,516,700     537,496
      Kasikornbank PCL(6888794)........................  1,146,600   5,904,938
      Kasikornbank PCL(6364766)........................     95,500     491,821
      Krung Thai Bank PCL..............................  5,908,587   2,989,197
      Land and Houses PCL..............................  3,862,800   1,006,364
      Minor International PCL..........................  1,542,100     971,696
      Pruksa Real Estate PCL...........................    730,000     389,215
      PTT Exploration & Production PCL(B1359J0)........  1,409,255   6,531,839
      PTT Exploration & Production PCL(B1359L2)........     65,409     303,168
      PTT Global Chemical PCL..........................  1,778,472   3,838,719
      PTT PCL..........................................  1,015,400   8,489,864
      Ratchaburi Electricity Generating Holding PCL....    521,300     754,077
      Robinson Department Store PCL....................    428,200     577,246
      Siam Cement PCL(6609906).........................    124,800   1,534,953
      Siam Cement PCL(6609928).........................    178,900   2,200,345
      Siam City Cement PCL.............................     94,913   1,020,724
      Siam Commercial Bank PCL.........................  1,261,066   5,692,179
      Siam Global House PCL............................    885,700     383,687
      Thai Airways International PCL...................    882,600     376,997
      Thai Oil PCL.....................................    879,500   1,405,442
      Thai Union Frozen Products PCL...................    452,560     956,258
      TMB Bank PCL..................................... 19,864,000   1,372,006
      Total Access Communication PCL(B1YWK08)..........    548,200   1,590,129
      Total Access Communication PCL(B231MK7)..........    214,100     621,026
  *   True Corp. PCL...................................  4,539,800     990,202
                                                                   -----------
  TOTAL THAILAND.......................................             85,493,964
                                                                   -----------
  TURKEY -- (1.4%)
      Akbank TAS.......................................  2,149,304   5,498,378
  #   Anadolu Efes Biracilik Ve Malt Sanayii A.S.......    224,564   2,276,474
  #   Arcelik A.S......................................    279,824   1,382,529
      Aselsan Elektronik Sanayi Ve Ticaret A.S.........     97,871     338,153
      BIM Birlesik Magazalar A.S.......................    213,630   3,654,472
      Coca-Cola Icecek A.S.............................     64,801   1,356,942
  *   Dogan Yayin Holding A.S..........................          1          --
  #   Enka Insaat ve Sanayi A.S........................    458,239   1,307,178
      Eregli Demir ve Celik Fabrikalari TAS............  2,031,348   2,441,965
  #   Ford Otomotiv Sanayi A.S.........................     77,123     676,492
      KOC Holding A.S..................................    767,893   2,609,669
  #   Koza Altin Isletmeleri A.S.......................     48,987     414,263
  *   Migros Ticaret A.S...............................     33,309     215,604
  *   Petkim Petrokimya Holding A.S....................     80,883      90,749
      TAV Havalimanlari Holding A.S....................    172,250   1,295,832
      Tofas Turk Otomobil Fabrikasi A.S................    133,889     629,782
      Tupras Turkiye Petrol Rafinerileri A.S...........    127,754   2,105,809
      Turk Hava Yollari................................  1,063,361   3,179,050

                                     1770

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
 TURKEY -- (Continued)
 #   Turk Telekomunikasyon A.S........................   563,410 $    1,400,739
     Turk Traktor ve Ziraat Makineleri A.S............     8,237        190,078
 #*  Turkcell Iletisim Hizmetleri A.S.................   681,855      3,368,134
 *   Turkcell Iletisim Hizmetleri A.S. ADR............    73,838        919,283
     Turkiye Garanti Bankasi A.S...................... 2,626,667      6,954,257
 #   Turkiye Halk Bankasi A.S.........................   715,217      3,542,808
     Turkiye Is Bankasi............................... 1,910,546      3,434,584
 #   Turkiye Sise ve Cam Fabrikalari A.S..............   711,487        788,024
     Turkiye Vakiflar Bankasi Tao.....................   943,516      1,446,050
     Ulker Biskuvi Sanayi A.S.........................   117,060        720,867
 #   Yapi ve Kredi Bankasi A.S........................ 1,054,650      1,489,514
                                                                 --------------
 TOTAL TURKEY                                                        53,727,679
                                                                 --------------
 TOTAL COMMON STOCKS                                              3,360,690,667
                                                                 --------------
 PREFERRED STOCKS -- (3.1%)
 BRAZIL -- (3.0%)
     AES Tiete SA.....................................    95,198        744,665
     Alpargatas SA....................................     4,400         22,997
     Banco Bradesco SA................................ 2,244,395     24,237,570
     Banco do Estado do Rio Grande do Sul SA Class B..   200,100        871,700
 *   Braskem SA Class A...............................    73,800        566,646
     Centrais Eletricas Brasileiras SA Class B........   125,500        487,967
     Cia Brasileira de Distribuicao Grupo Pao de
       Acucar.........................................    41,100      1,582,476
     Cia de Gas de Sao Paulo Class A..................    13,727        295,227
     Cia de Transmissao de Energia Eletrica Paulista..    30,889        311,792
     Cia Energetica de Minas Gerais...................   632,124      3,637,648
     Cia Energetica de Sao Paulo Class B..............   155,310      1,485,620
     Cia Paranaense de Energia........................    32,400        371,966
 *   Empresa Nacional de Comercio Redito e
       Participacoes SA...............................       380          7,117
     Gerdau SA........................................   836,068      5,907,139
     Itau Unibanco Holding SA......................... 2,568,240     32,019,900
     Klabin SA........................................   663,777      3,386,480
     Lojas Americanas SA..............................   423,867      2,573,640
     Marcopolo SA.....................................   290,900        625,004
     Oi SA............................................   551,858        948,491
     Petroleo Brasileiro SA...........................   935,300      5,653,777
     Suzano Papel e Celulose SA Class A...............   419,600      1,652,400
     Telefonica Brasil SA.............................   248,684      4,704,717
 *   Usinas Siderurgicas de Minas Gerais SA Class A...   609,817      2,998,543
     Vale SA.......................................... 1,529,491     18,920,918
                                                                 --------------
 TOTAL BRAZIL.........................................              114,014,400
                                                                 --------------
 CHILE -- (0.0%)
     Embotelladora Andina SA Class B..................     9,255         34,696
                                                                 --------------
 COLOMBIA -- (0.1%)
     Avianca Holdings SA..............................    81,066        163,867
     Banco Davivienda SA..............................   114,619      1,216,735
     Bancolombia SA...................................    10,827        119,338
     Grupo Aval Acciones y Valores.................... 1,588,918        914,292

                                     1771

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 COLOMBIA -- (Continued)
       Grupo de Inversiones Suramericana SA.........      57,129 $      884,172
                                                                 --------------
 TOTAL COLOMBIA.....................................                  3,298,404
                                                                 --------------
 TOTAL PREFERRED STOCKS.............................                117,347,500
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 MALAYSIA -- (0.0%)
 *     Genting Bhd..................................     443,836        387,271
 *     Genting Plantations Bhd......................      56,520         50,499
                                                                 --------------
 TOTAL MALAYSIA.....................................                    437,770
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    437,770
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (7.7%)
 (S)@  DFA Short Term Investment Fund...............  25,151,253    291,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $472,452 GNMA 3.50%,
         09/20/42, valued at $424,652) to be
         repurchased at $416,326.................... $       416        416,325
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                291,416,325
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,921,538,073)^^..........................             $3,769,892,262
                                                                 ==============

                                     1772

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           --             --   --                --
   Brazil..................... $129,413,400 $  121,671,208   --    $  251,084,608
   Chile......................   25,419,551     29,418,973   --        54,838,524
   China......................  110,672,986    418,453,036   --       529,126,022
   Colombia...................   23,478,362             --   --        23,478,362
   Czech Republic.............           --     10,827,719   --        10,827,719
   Egypt......................           --      3,510,013   --         3,510,013
   Greece.....................           --     16,954,485   --        16,954,485
   Hungary....................           --     11,030,097   --        11,030,097
   India......................   25,758,505    229,347,879   --       255,106,384
   Indonesia..................      382,800     97,478,302   --        97,861,102
   Malaysia...................    1,239,711    156,811,173   --       158,050,884
   Mexico.....................  203,959,151             --   --       203,959,151
   Peru.......................    9,844,207             --   --         9,844,207
   Philippines................      357,478     45,071,753   --        45,429,231
   Poland.....................           --     68,040,483   --        68,040,483
   Russia.....................    6,244,161    176,416,836   --       182,660,997
   South Africa...............   37,876,139    227,566,330   --       265,442,469
   South Korea................   17,216,612    529,430,047   --       546,646,659
   Taiwan.....................   11,167,702    476,409,925   --       487,577,627
   Thailand...................   85,493,964             --   --        85,493,964
   Turkey.....................      919,283     52,808,396   --        53,727,679
Preferred Stocks
   Brazil.....................           --    114,014,400   --       114,014,400
   Chile......................           --         34,696   --            34,696
   Colombia...................    3,298,404             --   --         3,298,404
Rights/Warrants
   Malaysia...................           --        437,770   --           437,770
Securities Lending Collateral            --    291,416,325   --       291,416,325
                               ------------ --------------   --    --------------
TOTAL......................... $692,742,416 $3,077,149,846   --    $3,769,892,262
                               ============ ==============   ==    ==============

                                     1773

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                        --------- -----------
  COMMON STOCKS -- (88.0%)
  ARGENTINA -- (0.0%)
  *   Celulosa Argentina...............................         1 $         1
  *   Ferrum SA de Ceramica y Metalurgia...............         1          --
                                                                  -----------
  TOTAL ARGENTINA......................................                     1
                                                                  -----------
  BRAZIL -- (7.3%)
      Abril Educacao SA................................   223,623   2,657,070
      Aliansce Shopping Centers SA.....................   790,849   5,360,823
      All America Latina Logistica SA.................. 2,092,128   5,690,801
      Alpargatas SA....................................    93,794     469,181
      Anhanguera Educacional Participacoes SA.......... 2,379,735  12,517,098
      Arezzo Industria e Comercio SA...................   397,935   4,265,252
      Arteris SA.......................................    26,073     179,149
      Autometal SA.....................................   298,759   2,076,033
  *   B2W Cia Digital..................................   629,960   6,047,322
  *   Banco ABC Brasil SA..............................    15,306      75,666
      Banco Alfa de Investimento SA....................       500       1,370
      Banco Mercantil do Brasil SA.....................     1,327       6,533
      Bematech SA......................................   320,290   1,085,737
  *   BHG SA - Brazil Hospitality Group................   175,502     915,969
      Brasil Brokers Participacoes SA.................. 1,107,611   2,324,551
      Brasil Insurance Participacoes e Administracao SA 510,826 4,016,294 BrasilAgro - Co. Brasileira de Propriedades
        Agricolas......................................    48,100     156,368
  *   Brazil Pharma SA.................................   711,000   1,477,044
  *   Brookfield Incorporacoes SA...................... 1,364,667     748,513
      CETIP SA - Mercados Organizados..................   423,659   4,054,295
      Cia de Locacao das Americas......................   194,500     392,412
      Cia de Saneamento de Minas Gerais-COPASA.........   475,121   6,205,025
      Cia Hering....................................... 1,041,790  11,564,196
      Cia Providencia Industria e Comercio SA..........    99,750     338,609
  *   Contax Participacoes SA..........................   164,435   1,349,794
  *   CR2 Empreendimentos Imobiliarios SA..............     9,400      14,029
      Cremer SA........................................   114,546     700,728
      Cyrela Commercial Properties SA Empreendimentos
        e Participacoes................................    46,800     394,889
      Diagnosticos da America SA....................... 2,097,741  12,893,651
      Dimed SA Distribuidora da Medicamentos...........       300      24,153
      Direcional Engenharia SA.........................   670,009   2,935,145
      EDP - Energias do Brasil SA...................... 2,249,598   8,980,096
  *   Eneva SA.........................................   209,119     275,850
      Equatorial Energia SA............................ 1,348,635  12,388,800
      Estacio Participacoes SA......................... 2,460,804  19,113,448
      Eternit SA.......................................   569,389   1,885,869
      Even Construtora e Incorporadora SA.............. 1,872,567   5,546,857
      Ez Tec Empreendimentos e Participacoes SA........   516,658   5,753,259
  *   Fertilizantes Heringer SA........................   131,400     357,891
      Fleury SA........................................   549,451   4,191,879
      Forjas Taurus SA.................................    35,969      33,065
      Fras-Le SA.......................................    30,300      65,855
      Gafisa SA........................................ 2,438,200   3,095,809
  #   Gafisa SA ADR.................................... 1,094,820   2,791,791
  *   General Shopping Brasil SA.......................   168,117     495,660
  #*  Gol Linhas Aereas Inteligentes SA ADR............   195,800     769,494

                                     1774

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
BRAZIL -- (Continued)
    Grendene SA........................................    513,934 $ 3,398,007
    Guararapes Confeccoes SA...........................     32,100   1,235,871
    Helbor Empreendimentos SA..........................  1,179,193   3,411,587
    Iguatemi Empresa de Shopping Centers SA............    640,500   5,313,992
*   Industria de Bebidas Antarctica Polar SA...........     23,000          --
*   Industrias Romi SA.................................    133,900     280,035
*   International Meal Co. Holdings SA.................    442,294   3,207,922
    Iochpe-Maxion SA...................................    690,508   6,953,897
    JHSF Participacoes SA..............................    782,247   1,299,350
    Joao Fortes Engenharia SA..........................     71,652     173,221
    JSL SA.............................................    607,700   3,367,387
    Kepler Weber SA....................................    113,546   1,737,586
    Light SA...........................................    756,607   5,987,994
    Localiza Rent a Car SA.............................    408,452   5,158,589
*   Log-in Logistica Intermodal SA.....................    343,950   1,184,115
    LPS Brasil Consultoria de Imoveis SA...............    571,540   2,974,573
    Magnesita Refratarios SA...........................  1,237,904   2,680,088
    Mahle-Metal Leve SA Industria e Comercio...........    363,800   3,694,740
    Marcopolo SA.......................................     28,000      57,056
*   Marfrig Alimentos SA...............................  1,809,559   3,111,415
    Marisa Lojas SA....................................    395,564   2,589,961
*   Metalfrio Solutions SA.............................      3,821       4,100
    Mills Estruturas e Servicos de Engenharia SA.......    684,126   7,916,602
*   Minerva SA.........................................    875,969   3,978,859
*   MMX Mineracao e Metalicos SA.......................    245,562     376,211
    MRV Engenharia e Participacoes SA..................  2,989,333  10,176,368
    Multiplus SA.......................................    373,684   4,012,978
    Odontoprev SA......................................  2,549,265   9,516,972
*   Paranapanema SA....................................  1,382,056   2,402,776
*   PDG Realty SA Empreendimentos e Participacoes...... 11,912,853   8,212,649
*   Plascar Participacoes Industriais SA...............      9,800       1,671
    Portobello SA......................................    185,700     345,537
    Positivo Informatica SA............................    189,100     240,067
    Profarma Distribuidora de Produtos Farmaceuticos SA    146,063     936,574
    QGEP Participacoes SA..............................    801,694   2,945,053
    Raia Drogasil SA...................................    610,675   3,665,232
    Redentor Energia SA................................      7,800      18,684
*   Refinaria de Petroleos de Manguinhos SA............     83,689      10,757
    Restoque Comercio e Confeccoes de Roupas SA........    736,087   1,594,793
    Rodobens Negocios Imobiliarios SA..................    168,138     732,819
*   Rossi Residencial SA...............................  3,233,729   2,591,889
    Santos Brasil Participacoes SA.....................    388,888   2,631,818
    Sao Carlos Empreendimentos e Participacoes SA......     47,859     693,969
    Sao Martinho SA....................................    437,762   4,482,951
    SLC Agricola SA....................................    398,718   2,969,910
    Sonae Sierra Brasil SA.............................    236,846   1,526,106
*   Springs Global Participacoes SA....................    278,188     164,042
    Sul America SA.....................................  1,801,909   9,896,270
*   T4F Entretenimento SA..............................    213,800     448,315
    Technos SA.........................................    203,400   1,192,175
*   Tecnisa SA.........................................  1,078,756   3,465,032
    Tegma Gestao Logistica.............................    173,135   1,328,058
    Tempo Participacoes SA.............................    266,802     377,000

                                     1775

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Tereos Internacional SA............................    428,383 $    376,647
    Totvs SA...........................................    604,100    7,904,747
    TPI - Triunfo Participacoes e Investimentos SA.....    296,401    1,152,905
    Trisul SA..........................................     37,542       51,707
    UNICASA Industria de Moveis SA.....................    192,600      412,671
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao S.A....................    397,050    4,941,933
*   Vanguarda Agro SA..................................  1,529,136    2,036,603
    Via Varejo SA......................................    214,812      598,171
*   Viver Incorporadora e Construtora SA...............    529,889       46,080
                                                                   ------------
TOTAL BRAZIL...........................................             320,878,410
                                                                   ------------
CHILE -- (1.2%)
*   AquaChile SA.......................................  1,061,575      488,681
    Banmedica SA.......................................  1,501,415    2,565,927
    Besalco SA.........................................  2,234,772    1,833,844
    Cementos BIO BIO SA................................    452,622      419,662
    CFR Pharmaceuticals SA.............................  3,161,493      639,179
    Cia General de Electricidad SA.....................     44,656      202,363
*   Cia Pesquera Camanchaca SA.........................    194,645        6,946
*   Cia Sud Americana de Vapores SA.................... 38,854,946    1,591,741
    Cintac SA..........................................    324,650       70,120
    Clinica LAS Condes SA..............................        349       26,343
    Cristalerias de Chile SA...........................    156,836    1,214,769
    Cruz Blanca Salud SA...............................  1,671,418    1,438,846
    E.CL SA............................................  1,997,156    2,414,561
    Empresa Electrica Pilmaiquen.......................     46,897      198,124
    Empresas Hites SA..................................  1,245,628      738,353
    Empresas Iansa SA.................................. 18,514,461      541,983
*   Empresas La Polar SA...............................  3,451,408      304,488
    Enjoy SA...........................................  1,299,391      144,337
    Forus SA...........................................    702,658    3,162,366
    Gasco SA...........................................    128,026    1,119,147
    Grupo Security SA..................................  1,499,962      494,600
    Inversiones Aguas Metropolitanas SA................  2,718,848    4,391,793
    Invexans SA........................................ 27,288,748      489,065
    Latam Airlines Group SA............................    134,619    1,969,150
*   Madeco SA.......................................... 27,288,748      156,472
    Masisa SA.......................................... 14,224,085      687,482
    Molibdenos y Metales SA............................      5,009       69,631
*   Multiexport Foods SA...............................  3,401,667      499,582
    Parque Arauco SA...................................  4,284,734    7,315,493
    PAZ Corp. SA.......................................  1,113,259      530,736
    Ripley Corp. SA....................................  4,947,524    2,771,946
    Salfacorp SA.......................................  1,986,525    1,700,915
    Sigdo Koppers SA...................................    678,920      954,602
    Sociedad Matriz SAAM SA............................ 23,200,073    1,903,197
    Socovesa SA........................................  2,895,998      598,192
    Sonda SA...........................................    205,161      406,414
    Soquimich Comercial SA.............................    367,478       61,361
    Vina Concha y Toro SA..............................  3,251,190    5,903,817
    Vina Concha y Toro SA Sponsored ADR................      2,025       73,457

                                     1776

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    Vina San Pedro Tarapaca SA......................... 40,093,814 $   227,516
                                                                   -----------
TOTAL CHILE............................................             50,327,201
                                                                   -----------
CHINA -- (13.6%)
    361 Degrees International, Ltd.....................  2,057,000     533,975
    Ajisen China Holdings, Ltd.........................  1,988,000   2,346,973
    AMVIG Holdings, Ltd................................  1,934,000     784,894
    Anhui Expressway Co., Ltd. Class H.................  2,418,000   1,239,289
#   Anta Sports Products, Ltd..........................  3,936,000   5,747,163
#   Anton Oilfield Services Group......................  4,904,000   3,142,226
#   Anxin-China Holdings, Ltd.......................... 10,127,000   2,565,913
    Asia Cement China Holdings Corp....................  2,176,500   1,394,866
*   Asia Energy Logistics Group, Ltd................... 26,160,000     303,591
    Asian Citrus Holdings, Ltd.........................  3,627,000     957,929
*   Ausnutria Dairy Corp., Ltd.........................    365,000      12,882
*   AVIC International Holdings, Ltd...................    556,000     213,963
    AviChina Industry & Technology Co., Ltd. Class H...  8,290,788   4,854,270
#   Baoxin Auto Group, Ltd.............................    835,000     694,741
    Baoye Group Co., Ltd. Class H......................  1,860,000   1,181,875
*   BaWang International Group Holding, Ltd............  3,076,000     165,820
    BBMG Corp. Class H.................................    162,500     127,497
    Beijing Capital International Airport Co., Ltd.
      Class H..........................................  7,662,000   5,830,786
#   Beijing Capital Land, Ltd. Class H.................  6,142,500   2,094,016
*   Beijing Development HK, Ltd........................  1,163,000     421,260
    Beijing Enterprises Water Group, Ltd............... 13,727,660   7,716,307
    Beijing Jingkelong Co., Ltd. Class H...............    377,749     113,245
    Beijing Jingneng Clean Energy Co., Ltd. Class H....  1,162,000     755,448
    Beijing North Star Co., Ltd. Class H...............  2,408,000     507,105
*   Beijing Properties Holdings, Ltd................... 10,105,061     860,240
#   Billion Industrial Holdings, Ltd...................    240,500     136,014
    Biostime International Holdings, Ltd...............    166,500   1,434,305
#   Bloomage Biotechnology Corp., Ltd..................     95,000     257,498
    Boer Power Holdings, Ltd...........................  1,317,000   1,369,530
#   Bosideng International Holdings, Ltd............... 11,860,000   2,145,058
#*  BYD Electronic International Co., Ltd..............  3,864,815   1,902,192
    C C Land Holdings, Ltd.............................  6,255,343   1,350,542
    C.banner International Holdings, Ltd...............     62,000      20,763
#*  Carnival Group International Holdings, Ltd.........  3,087,000     160,698
    Carrianna Group Holdings Co., Ltd..................    403,257     102,503
    Central China Real Estate, Ltd.....................  2,902,626     855,335
*   CGN Mining Co., Ltd................................  4,825,000     374,047
#   Changshouhua Food Co., Ltd.........................  1,493,000   1,784,846
#*  Chaoda Modern Agriculture Holdings, Ltd............  6,771,138     677,114
#   Chaowei Power Holdings, Ltd........................  2,063,000   1,056,277
*   Chigo Holding, Ltd................................. 18,886,000     459,831
    Chiho-Tiande Group, Ltd............................    280,000     133,643
    China Aerospace International Holdings, Ltd........  9,854,500   1,003,286
    China Agri-Industries Holdings, Ltd................  9,219,800   4,072,475
#   China All Access Holdings, Ltd.....................  3,184,000   1,429,984
    China Aoyuan Property Group, Ltd...................  5,252,000   1,042,203
    China Automation Group, Ltd........................  3,231,000     666,718
    China BlueChemical, Ltd............................  4,840,000   2,659,844
*   China Chengtong Development Group, Ltd.............  1,562,000      52,746

                                     1777

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Class H.. 150,000 $ 81,054 China Datang Corp. Renewable Power Co., Ltd. Class
      H................................................  9,709,000   1,912,262
#   China Dongxiang Group Co........................... 13,246,985   2,577,385
*   China Dredging Environment Protection Holdings,
      Ltd..............................................  1,233,000     441,757
*   China Energine International Holdings, Ltd.........  3,776,000     384,965
    China Everbright International, Ltd................  7,909,800  10,389,584
    China Everbright, Ltd..............................  3,554,000   4,832,433
    China Fiber Optic Network System Group, Ltd........  1,752,000     408,416
#*  China Foods, Ltd...................................  3,338,000   1,183,728
    China Gas Holdings, Ltd............................  2,423,500   3,395,404
*   China Glass Holdings, Ltd..........................  3,396,000     353,373
*   China Green Holdings, Ltd..........................  1,932,000     167,702
#*  China Haidian Holdings, Ltd........................  8,160,000     785,664
*   China High Precision Automation Group, Ltd.........  1,289,000     202,553
#*  China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  5,250,000   3,176,689
#   China Hongqiao Group, Ltd..........................  3,110,000   1,947,992
*   China Household Holdings, Ltd......................  3,730,000     489,104
*   China Huiyuan Juice Group, Ltd.....................  2,661,500   1,518,253
#   China ITS Holdings Co., Ltd........................  3,756,000     790,726
    China Lesso Group Holdings, Ltd....................  3,782,000   2,336,095
#   China Lilang, Ltd..................................  1,990,000   1,194,547
#   China Lumena New Materials Corp.................... 14,530,000   2,559,227
#   China Medical System Holdings, Ltd.................  4,204,500   4,836,422
*   China Merchants Land, Ltd..........................    586,000     132,407
#*  China Metal Recycling Holdings, Ltd................  2,401,686   1,458,558
*   China Mining Resources Group, Ltd.................. 14,802,000     118,347
#*  China Modern Dairy Holdings, Ltd...................  5,468,000   2,539,605
    China Molybdenum Co., Ltd. Class H.................    116,000      48,692
    China National Materials Co., Ltd..................  3,927,000     756,721
#*  China New Town Development Co., Ltd................  6,403,148     486,953
#   China Oil & Gas Group, Ltd......................... 16,920,000   2,870,413
    China Outfitters Holdings, Ltd.....................     24,000       3,847
#   China Overseas Grand Oceans Group, Ltd.............  3,221,500   2,610,222
#   China Power International Development, Ltd.........  9,896,000   3,328,856
*   China Power New Energy Development Co., Ltd........ 23,080,000   2,282,080
*   China Precious Metal Resources Holdings Co., Ltd... 13,354,318   1,961,905
*   China Properties Group, Ltd........................  2,464,000     598,536
*   China Public Procurement, Ltd......................  8,352,000     428,956
    China Qinfa Group, Ltd.............................  2,656,000     194,860
#*  China Rare Earth Holdings, Ltd.....................  5,968,000     811,391
    China Resources Cement Holdings, Ltd...............      2,014       1,374
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................. 14,764,500   2,584,858
*   China Ruifeng Renewable Energy Holdings, Ltd.......  3,376,000     904,921
    China Sanjiang Fine Chemicals Co., Ltd.............  2,889,000   1,352,026
#   China SCE Property Holdings, Ltd...................  3,937,200     868,449
    China Shanshui Cement Group, Ltd...................  7,599,000   2,504,716
    China Shineway Pharmaceutical Group, Ltd...........  1,376,200   2,032,088
*   China Shipping Container Lines Co., Ltd. Class H...    361,000      84,914
#*  China Shipping Development Co., Ltd. Class H.......  8,656,000   5,192,950
#   China Singyes Solar Technologies Holdings, Ltd.....  2,426,200   2,757,262
#   China South City Holdings, Ltd.....................  8,764,000   4,503,611
    China Starch Holdings, Ltd.........................  6,470,000     188,453
#   China Suntien Green Energy Corp., Ltd. Class H.....  5,846,000   2,541,807

                                     1778

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
    China Taifeng Beddings Holdings, Ltd...............  1,500,000 $  306,377
*   China Taiping Insurance Holdings Co., Ltd..........  3,573,600  6,225,250
#*  China Tian Lun Gas Holdings, Ltd...................    499,500    456,196
    China Tianyi Holdings, Ltd.........................  1,656,000    248,669
*   China Tontine Wines Group, Ltd.....................  1,610,000     69,170
*   China Traditional Chinese Medicine Co., Ltd........  2,158,000    882,821
    China Travel International Inv HK.................. 14,349,900  2,735,070
*   China Vanadium Titano - Magnetite Mining Co., Ltd..  5,311,000    676,762
#   China Water Affairs Group, Ltd.....................  5,682,000  1,771,272
#*  China Water Industry Group, Ltd....................  1,192,000    248,622
*   China WindPower Group, Ltd......................... 17,204,964  1,661,377
#*  China Yurun Food Group, Ltd........................  6,381,000  3,756,131
#*  China ZhengTong Auto Services Holdings, Ltd........  3,793,500  2,297,937
#*  China Zhongwang Holdings, Ltd......................  6,878,400  2,034,950
#*  Chinasoft International, Ltd.......................  4,104,000  1,222,530
#*  ChinaVision Media Group, Ltd....................... 12,460,000    495,683
*   Chinese People Holdings Co., Ltd...................  6,172,000    164,049
*   Chongqing Iron & Steel Co., Ltd. Class H...........  2,719,400    383,295
    Chongqing Machinery & Electric Co., Ltd. Class H... 4,930,000 577,445 Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd....................................  2,254,000    681,854
    CIMC Enric Holdings, Ltd...........................  2,094,000  3,364,842
*   Citic 21CN Co., Ltd................................  5,303,200  2,470,137
*   CITIC Dameng Holdings, Ltd.........................    274,000     20,111
*   CITIC Resources Holdings, Ltd...................... 11,574,600  1,416,015
    Clear Media, Ltd...................................    243,000    223,517
*   Coastal Greenland, Ltd.............................  3,436,000    153,556
#*  Comba Telecom Systems Holdings, Ltd................  2,461,577    841,681
#*  Comtec Solar Systems Group, Ltd....................  2,114,000    383,938
    Coolpad Group, Ltd.................................  5,732,000  3,087,202
    Cosco International Holdings, Ltd..................  2,703,000  1,078,482
*   Coslight Technology International Group, Ltd.......    382,000    239,549
    CP Pokphand Co., Ltd............................... 18,488,594  1,757,779
#   CPMC Holdings, Ltd.................................  1,443,000  1,114,027
#   CSPC Pharmaceutical Group, Ltd.....................  4,139,877  3,459,085
*   DaChan Food Asia, Ltd..............................  1,725,955    207,074
#   Dah Chong Hong Holdings, Ltd.......................  3,445,000  2,022,744
    Dalian Port PDA Co., Ltd. Class H..................  4,986,000  1,092,544
#   Daphne International Holdings, Ltd.................  4,266,000  2,170,602
    Dawnrays Pharmaceutical Holdings, Ltd..............  1,366,943    995,910
#*  DBA Telecommunication Asia Holdings, Ltd...........  2,108,000    206,624
#   Digital China Holdings, Ltd........................  3,218,800  3,147,496
    Dongfang Electric Corp., Ltd. Class H..............    137,400    190,694
#   Dongjiang Environmental Co., Ltd. Class H..........    210,000    659,497
    Dongyue Group, Ltd.................................  5,029,000  1,782,858
#*  Dynasty Fine Wines Group, Ltd......................  1,614,000     56,130
    Embry Holdings, Ltd................................    473,000    307,115
    EVA Precision Industrial Holdings, Ltd.............  4,534,435    564,184
    Evergreen International Holdings, Ltd..............  1,246,000    209,363
*   Extrawell Pharmaceutical Holdings, Ltd.............  5,867,921    355,123
#   Fantasia Holdings Group Co., Ltd...................  8,451,000  1,430,734
#   First Tractor Co., Ltd. Class H....................  3,351,176  2,198,261
#   Franshion Properties China, Ltd.................... 13,522,300  4,326,460
*   FU JI Food and Catering Services Holdings, Ltd.....     25,780      5,053

                                     1779

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
#   Fufeng Group, Ltd..................................  5,262,600 $2,053,028
    Geely Automobile Holdings, Ltd.....................  2,780,000  1,136,070
*   Global Bio-Chem Technology Group Co., Ltd..........  9,198,800    641,321
*   Global Sweeteners Holdings, Ltd....................    770,951     47,000
#*  Glorious Property Holdings, Ltd.................... 13,214,501  2,130,178
    Goldbond Group Holdings, Ltd.......................    210,000     11,169
#   Golden Eagle Retail Group, Ltd.....................  2,334,000  3,187,161
#   Golden Meditech Holdings, Ltd......................  9,470,368    853,966
#   Goldlion Holdings, Ltd.............................  1,017,962    477,439
#   GOME Electrical Appliances Holding, Ltd............ 43,306,000  7,450,263
    Good Friend International Holdings, Inc............    404,667    112,191
#   Goodbaby International Holdings, Ltd...............  2,969,000  1,486,499
*   Great Wall Technology Co., Ltd. Class H............  1,902,950    746,139
    Greatview Aseptic Packaging Co., Ltd...............  1,388,000    765,254
    Greenland Hong Kong Holdings, Ltd..................  1,309,000    723,416
    Greentown China Holdings, Ltd......................    879,648  1,249,069
#   Guangdong Land Holdings, Ltd.......................  4,396,800    836,423
#   Guangshen Railway Co., Ltd. Class H................  3,990,000  1,737,368
    Guangshen Railway Co., Ltd. Sponsored ADR..........      5,067    106,914
    Guangzhou Shipyard International Co., Ltd. Class H.    775,400  1,660,914
#   Guodian Technology & Environment Group Co., Ltd.
      Class H..........................................  1,098,000    331,866
    Hainan Meilan International Airport Co., Ltd.
      Class H..........................................    720,000    639,106
#   Haitian International Holdings, Ltd................  2,189,000  4,767,017
#*  Hanergy Solar Group, Ltd........................... 42,960,000  6,112,158
#   Harbin Electric Co., Ltd. Class H..................  3,099,413  1,724,564
    Henderson Investment, Ltd..........................    596,000     47,566
*   Heng Tai Consumables Group, Ltd.................... 14,673,193    313,628
#   Hengdeli Holdings, Ltd............................. 11,125,399  2,337,307
#*  Hi Sun Technology China, Ltd.......................  2,934,000    754,345
#*  Hidili Industry International Development, Ltd.....  5,079,000    643,001
#   Hilong Holding, Ltd................................  2,766,000  2,105,924
#*  Hisense Kelon Electrical Holdings Co., Ltd. Class H  1,906,000  3,176,703
#*  HKC Holdings, Ltd.................................. 17,896,447    570,396
#   Honghua Group, Ltd.................................  5,221,000  1,472,716
    Hopefluent Group Holdings, Ltd.....................    281,670    108,577
#   Hopewell Highway Infrastructure, Ltd...............  3,920,000  1,831,392
#*  Hopson Development Holdings, Ltd...................  3,476,000  3,243,973
    HOSA International, Ltd............................     94,000     25,469
    Hua Han Bio-Pharmaceutical Holdings, Ltd...........  8,898,277  2,074,985
*   Hua Lien International Holding Co., Ltd............    998,000     50,367
#   Huabao International Holdings, Ltd.................  8,548,014  4,350,277
    Huadian Power International Corp., Ltd. Class H....    152,000     63,071
    Huaneng Renewables Corp., Ltd. Class H.............  8,068,000  3,383,092
*   Huili Resources Group, Ltd.........................    594,000    122,414
#*  Hunan Nonferrous Metal Corp., Ltd. Class H.........  9,038,000  2,822,966
*   Huscoke Resources Holdings, Ltd....................  1,636,000     14,857
    Hutchison Harbour Ring, Ltd........................  7,098,000    573,902
    Inspur International, Ltd..........................  2,056,000    418,523
*   Interchina Holdings Co............................. 17,180,000  1,094,921
    Intime Retail Group Co., Ltd.......................  4,317,500  4,335,388
#*  Jinchuan Group International Resources Co., Ltd....  2,905,000    312,428
    Jingwei Textile Machinery Class H..................  1,272,000    994,492
#   Ju Teng International Holdings, Ltd................  3,622,000  2,400,957

                                     1780

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
*   Kai Yuan Holdings, Ltd............................. 11,240,000 $   257,735
*   Kaisa Group Holdings, Ltd..........................  7,073,000   2,099,043
*   Kasen International Holdings, Ltd..................    222,000      39,436
    Kingboard Chemical Holdings, Ltd...................  3,127,921   6,998,544
    Kingboard Laminates Holdings, Ltd..................  4,300,000   1,601,650
#*  Kingdee International Software Group Co., Ltd......  5,253,200   1,965,912
#   Kingsoft Corp., Ltd................................  3,169,000  10,320,414
    KWG Property Holding, Ltd..........................  5,039,450   2,632,952
#   Labixiaoxin Snacks Group, Ltd......................  1,764,000   1,136,514
    Lai Fung Holdings, Ltd............................. 26,020,440     648,869
    Le Saunda Holdings, Ltd............................  1,132,000     545,372
    Lee & Man Chemical Co., Ltd........................    934,785     430,627
    Lee & Man Paper Manufacturing, Ltd.................  7,511,000   5,019,598
*   Li Ning Co., Ltd...................................  2,846,500   2,279,245
#   Lianhua Supermarket Holdings Co., Ltd. Class H.....  1,517,600     885,302
    Lijun International Pharmaceutical Holding Co.,
      Ltd..............................................  6,948,000   2,268,859
#   Lingbao Gold Co., Ltd. Class H.....................  1,424,000     255,374
*   LK Technology Holdings, Ltd........................    837,500     104,344
*   Lonking Holdings, Ltd.............................. 10,823,000   2,172,124
*   Loudong General Nice Resources China Holdings, Ltd.  7,842,140     513,396
*   Maanshan Iron & Steel Class H......................  7,700,000   1,872,791
#   Magic Holdings International, Ltd..................  2,003,600   1,597,256
    Maoye International Holdings, Ltd..................  5,611,000     851,302
#   Microport Scientific Corp..........................  1,897,000   1,224,303
#   MIE Holdings Corp..................................  3,484,000     616,299
    MIN XIN Holdings, Ltd..............................    418,000     217,123
#*  Mingfa Group International Co., Ltd................  4,888,000   1,282,237
*   Mingyuan Medicare Development Co., Ltd.............    510,000      10,531
#   Minmetals Land, Ltd................................  5,756,000     705,282
#   Minth Group, Ltd...................................  2,667,000   5,234,204
#*  MMG, Ltd...........................................  7,134,000   1,467,682
*   Nan Hai Corp., Ltd................................. 21,750,000     162,367
    Nanjing Panda Electronics Co., Ltd. Class H........    780,000     380,321
    Nature Flooring Holding Co., Ltd...................    453,000      73,476
#   NetDragon Websoft, Inc.............................    320,044     647,632
    New World China Land, Ltd..........................    430,000     226,497
    New World Department Store China, Ltd..............  2,189,462   1,111,658
*   Newton Resources, Ltd..............................    442,000      40,662
#   Nine Dragons Paper Holdings, Ltd...................  7,473,000   6,401,838
*   North Mining Shares Co., Ltd....................... 19,560,000     819,853
    NVC Lighting Holdings, Ltd.........................  5,561,000   1,443,445
    O-Net Communications Group, Ltd....................  1,308,000     407,915
    Overseas Chinese Town Asia Holdings, Ltd...........    764,183     304,179
    Pacific Online, Ltd................................  1,117,365     744,742
#   Parkson Retail Group, Ltd..........................  4,105,000   1,249,160
#*  PAX Global Technology, Ltd.........................  1,141,000     546,799
    Peak Sport Products Co., Ltd.......................  2,750,000     726,324
*   PetroAsian Energy Holdings, Ltd....................  3,192,000      52,341
#   Phoenix Satellite Television Holdings, Ltd.........  5,384,000   1,964,145
#   Poly Property Group Co., Ltd.......................  8,597,000   4,097,248
    Ports Design, Ltd..................................  1,600,000   1,154,945
*   Pou Sheng International Holdings, Ltd..............  4,946,806     223,521
    Powerlong Real Estate Holdings, Ltd................  5,740,000   1,099,381

                                     1781

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Prince Frog International Holdings, Ltd............    883,000 $   283,514
*   Prosperity International Holdings HK, Ltd..........  5,020,000     183,491
    Qingling Motors Co., Ltd. Class H..................  1,694,000     470,203
    Qunxing Paper Holdings Co., Ltd....................    669,913     174,127
*   Real Gold Mining, Ltd..............................    300,500      10,179
    Real Nutriceutical Group, Ltd......................  3,141,000     673,289
    Regent Manner International Holdings, Ltd..........  2,844,000     459,412
*   Renhe Commercial Holdings Co., Ltd................. 52,418,000   2,574,186
#   REXLot Holdings, Ltd............................... 35,926,502   5,652,263
*   Richly Field China Development, Ltd................  3,590,000      69,360
    Road King Infrastructure, Ltd......................  1,142,000   1,045,137
    Royale Furniture Holdings, Ltd.....................  1,252,250      54,132
    Samson Holding, Ltd................................  3,281,000     473,729
    Sany Heavy Equipment International Holdings Co.,
      Ltd..............................................  4,149,000   1,079,882
    Sateri Holdings, Ltd...............................    119,500      22,232
#*  Semiconductor Manufacturing International Corp..... 94,444,000   9,571,168
    Shandong Chenming Paper Holdings, Ltd. Class H.....  1,308,000     551,108
    Shandong Molong Petroleum Machinery Co., Ltd.
      Class H..........................................    742,962     234,569
    Shanghai Industrial Holdings, Ltd..................    787,000   2,622,461
*   Shanghai Industrial Urban Development Group, Ltd...  6,934,000   1,504,473
#   Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Class H.....................................  4,348,000   1,329,118
    Shanghai Prime Machinery Co., Ltd. Class H.........  4,298,000     591,566
*   Shanghai Zendai Property, Ltd......................  8,390,000     139,279
    Shengli Oil & Gas Pipe Holdings, Ltd...............  4,506,000     251,963
#   Shenguan Holdings Group, Ltd.......................  4,814,000   2,122,776
    Shenzhen Expressway Co., Ltd. Class H..............  3,242,400   1,436,157
    Shenzhen International Holdings, Ltd............... 44,424,276   5,711,447
    Shenzhen Investment, Ltd........................... 12,530,912   4,470,147
    Shenzhou International Group Holdings, Ltd.........  1,297,000   4,439,872
#*  Shougang Concord International Enterprises Co.,
      Ltd.............................................. 22,396,000   1,107,503
#   Shougang Fushan Resources Group, Ltd............... 21,052,000   5,749,530
    Shui On Land, Ltd.................................. 17,840,143   5,684,709
    Sichuan Expressway Co., Ltd. Class H...............  3,964,000   1,090,581
    Sihuan Pharmaceutical Holdings Group, Ltd..........  8,615,000   9,236,210
*   Sijia Group Co.....................................  1,076,350      35,630
    Silver Grant International.........................  4,750,000     615,115
*   SIM Technology Group, Ltd..........................    510,000      24,559
    Sino Biopharmaceutical............................. 13,536,000  11,391,036
*   Sino Dragon New Energy Holdings, Ltd...............  1,264,000      44,264
*   Sino Oil And Gas Holdings, Ltd..................... 42,847,766   1,104,026
    Sino-Ocean Land Holdings, Ltd...................... 11,470,851   6,193,075
#   Sinofert Holdings, Ltd............................. 11,291,327   1,658,467
*   Sinolink Worldwide Holdings, Ltd................... 10,218,800     959,689
#   SinoMedia Holding, Ltd.............................    832,000     574,418
#   Sinopec Kantons Holdings, Ltd......................  3,542,000   4,123,934
#*  Sinopec Yizheng Chemical Fibre Co., Ltd. Class H...  6,246,001   1,144,033
#*  Sinopoly Battery, Ltd.............................. 20,720,000     878,725
    Sinotrans Shipping, Ltd............................  5,003,586   1,636,333
    Sinotrans, Ltd. Class H............................  6,542,000   2,699,598
    Sinotruk Hong Kong, Ltd............................  2,735,000   1,400,510
    SITC International Holdings Co., Ltd...............  1,181,000     519,877
#   Skyworth Digital Holdings, Ltd.....................  9,088,892   4,970,286
*   SMI Corp., Ltd.....................................  7,948,066     266,384

                                     1782

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
CHINA -- (Continued)
*   Solargiga Energy Holdings, Ltd.....................  5,579,000 $  280,228
*   Sparkle Roll Group, Ltd............................  6,616,000    527,428
#   Springland International Holdings, Ltd.............  1,116,000    516,216
#   SPT Energy Group, Inc..............................    494,000    339,240
*   SRE Group, Ltd..................................... 15,994,346    482,935
#   Sunac China Holdings, Ltd..........................  5,986,000  3,586,773
#   Sunny Optical Technology Group Co., Ltd............  2,178,000  1,774,845
#   TCC International Holdings, Ltd....................  4,185,098  2,091,625
*   TCL Communication Technology Holdings, Ltd.........  2,285,198  2,458,379
    TCL Multimedia Technology Holdings, Ltd............  2,874,510  1,332,110
*   Tech Pro Technology Development, Ltd...............  3,018,000  1,470,248
    Tenfu Cayman Holdings Co Ltd.......................      2,000      1,044
#   Texhong Textile Group, Ltd.........................  1,108,000  1,237,107
    Tian An China Investment...........................  1,383,000  1,210,547
    Tian Shan Development Holding, Ltd.................  1,196,000    416,001
#   Tiangong International Co., Ltd....................  5,884,000  1,589,366
    Tianjin Capital Environmental Protection Group
      Co., Ltd. Class H................................  1,572,000    715,967
#*  Tianjin Development Hldgs, Ltd.....................  2,116,000  1,320,069
    Tianjin Port Development Holdings, Ltd.............  8,938,800  1,286,294
#   Tianneng Power International, Ltd..................  3,112,048  1,378,805
#   Tibet 5100 Water Resources Holdings, Ltd...........    174,000     75,614
#   Tomson Group, Ltd..................................  1,060,443    307,632
#   Tong Ren Tang Technologies Co., Ltd. Class H.......  1,085,000  3,714,659
*   Tonly Electronics Holdings, Ltd....................    287,451    227,425
    Towngas China Co., Ltd.............................  3,915,000  4,561,106
#   TPV Technology, Ltd................................  3,319,964    687,736
    Travelsky Technology, Ltd. Class H.................  3,840,090  4,042,978
    Trigiant Group, Ltd................................    502,000    142,507
*   Trony Solar Holdings Co., Ltd......................  1,757,000     26,704
#   Truly International Holdings.......................  5,411,573  2,980,326
#   Uni-President China Holdings, Ltd..................    998,000    904,107
#*  United Energy Group, Ltd........................... 13,030,450  1,944,162
#*  VODone, Ltd........................................ 13,697,600  2,553,557
    Wanguo International Mining Group, Ltd.............     10,000      4,901
    Wasion Group Holdings, Ltd.........................  2,256,000  1,360,740
    Weiqiao Textile Co. Class H........................  2,212,000  1,189,111
#   Welling Holding, Ltd...............................  3,774,000  1,177,769
    West China Cement, Ltd............................. 12,022,000  1,408,235
*   Winsway Coking Coal Holdings, Ltd..................  6,108,000    326,487
    World Wide Touch Technology Holdings, Ltd..........  3,216,000    201,718
    Wumart Stores, Inc. Class H........................  1,555,000  1,989,351
    Xiamen International Port Co., Ltd. Class H........  5,166,000    680,923
    Xingda International Holdings, Ltd.................  4,284,000  2,334,958
    Xinhua Winshare Publishing and Media Co., Ltd.
      Class H..........................................    307,103    173,720
#   Xinjiang Goldwind Science & Technology Co., Ltd.
      Class H..........................................  1,852,800  1,971,227
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H..  3,167,598    465,952
    Xiwang Property Holdings Co., Ltd..................  3,103,178    272,233
    XTEP International Holdings........................  2,918,000  1,466,660
#*  Yanchang Petroleum International, Ltd.............. 18,300,000  1,001,112
    Yantai North Andre Juice Co. Class H...............    306,000     86,191
#   Yingde Gases Group Co., Ltd........................  3,681,500  3,228,434
    Yip's Chemical Holdings, Ltd.......................  1,332,000  1,087,554
    Youyuan International Holdings, Ltd................  1,081,700    296,867

                                     1783

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    Yuanda China Holdings, Ltd.........................  5,726,000 $    450,489
    Yuexiu Property Co., Ltd........................... 21,725,432    4,439,834
    Yuexiu Transport Infrastructure, Ltd...............  2,788,018    1,378,772
#   Yuzhou Properties Co...............................  4,016,120      878,224
    Zall Development Group, Ltd........................    670,000      198,975
#   Zhaojin Mining Industry Co., Ltd...................  3,187,000    1,859,612
    Zhejiang Expressway Co., Ltd. Class H..............  5,900,000    5,296,049
    Zhengzhou Coal Mining Machinery Group Co., Ltd.
      Class H..........................................    383,800      227,631
#*  Zhong An Real Estate, Ltd..........................  2,231,400      381,325
#   Zhongsheng Group Holdings, Ltd.....................  2,473,000    3,647,610
    Zhuzhou CSR Times Electric Co., Ltd. Class H.......  1,824,000    5,636,236
                                                                   ------------
TOTAL CHINA............................................             594,637,957
                                                                   ------------
COLOMBIA -- (0.0%)
    Constructora Conconcreto SA........................    265,683      176,931
    Empresa de Telecomunicaciones de Bogota............    679,989      134,923
*   Fabricato SA....................................... 13,706,296       97,566
    Grupo Odinsa SA....................................     38,440      152,450
    Mineros SA.........................................    102,961      160,627
                                                                   ------------
TOTAL COLOMBIA.........................................                 722,497
                                                                   ------------
GREECE -- (0.9%)
*   Aegean Airlines SA.................................     43,313      421,011
*   Astir Palace Hotel SA..............................     73,995      361,246
    Athens Water Supply & Sewage Co. SA (The)..........    177,531    1,822,253
*   Attica Bank........................................    712,570      194,533
    Bank of Greece.....................................    142,930    2,896,451
*   Corinth Pipeworks SA...............................      6,729       16,331
*   Ellaktor SA........................................    909,399    4,134,152
*   Elval - Hellenic Aluminium Industry SA.............     61,004      146,252
*   Fourlis Holdings SA................................    249,951    1,366,205
*   Frigoglass SA......................................    162,633      965,849
*   GEK Terna Holding Real Estate Construction SA......    475,188    2,142,332
    Hellenic Exchanges - Athens Stock Exchange SA
      Holding..........................................    481,964    4,747,976
*   Iaso SA............................................    234,070      511,038
*   Intracom Holdings SA...............................    683,458      572,715
    Intralot SA-Integrated Lottery Systems & Services..    750,816    1,980,813
*   J&P-Avax SA........................................    242,137      546,429
*   Lamda Development SA...............................      2,665       19,511
    Metka SA...........................................    158,038    2,520,346
    Motor Oil Hellas Corinth Refineries SA.............    387,838    4,471,740
*   Mytilineos Holdings SA.............................    579,170    4,545,995
    Piraeus Port Authority.............................     33,129      782,751
    Sarantis SA........................................     95,423      856,756
    Terna Energy SA....................................    231,750    1,299,947
    Thessaloniki Water Supply & Sewage Co. SA..........     15,807      101,623
                                                                   ------------
TOTAL GREECE...........................................              37,424,255
                                                                   ------------
HUNGARY -- (0.0%)
*   Danubius Hotel and SpA P.L.C.......................     42,708    1,069,875
*   FHB Mortgage Bank P.L.C............................     27,009       76,945

                                     1784

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
HUNGARY -- (Continued)
*   PannErgy...........................................   139,592 $  202,515
                                                                  ----------
TOTAL HUNGARY..........................................            1,349,335
                                                                  ----------
INDIA -- (7.1%)
*   3M India, Ltd......................................     5,535    319,461
    Aban Offshore, Ltd.................................    92,209    661,896
*   ABG Shipyard, Ltd..................................   128,950    608,258
*   Advanta Ltd........................................   148,946    239,668
    Agro Tech Foods, Ltd...............................    54,133    430,517
    AIA Engineering, Ltd...............................    68,375    562,539
    Ajanta Pharma, Ltd.................................    96,187  1,441,768
    Akzo Nobel India, Ltd..............................    67,372    836,310
    Alembic Pharmaceuticals, Ltd.......................   490,590  1,732,388
    Allahabad Bank.....................................   972,694  1,239,758
    Alok Industries, Ltd............................... 5,301,135    587,103
    Alstom India, Ltd..................................   123,147    626,251
    Amara Raja Batteries, Ltd..........................   418,944  2,224,667
    Amtek Auto, Ltd....................................   625,249    645,865
    Amtek India, Ltd...................................   287,646    258,262
*   Anant Raj, Ltd..................................... 1,147,745    927,789
    Andhra Bank........................................   622,304    571,745
*   Andhra Pradesh Paper Mills.........................    57,705    220,166
    Apollo Hospitals Enterprise, Ltd...................    94,810  1,431,048
    Apollo Tyres, Ltd.................................. 1,474,187  2,661,935
    Arvind, Ltd........................................ 1,340,968  3,180,225
*   Asahi India Glass, Ltd.............................   257,301    173,258
    Ashok Leyland, Ltd................................. 7,572,526  1,994,445
    Asian Hotels East, Ltd.............................     4,536      9,365
    Atul, Ltd..........................................    47,893    312,158
    Aurobindo Pharma, Ltd.............................. 1,129,123  8,490,480
    Automotive Axles, Ltd..............................    17,459     82,497
    Bajaj Corp., Ltd...................................   197,393    666,194
    Bajaj Electricals, Ltd.............................   210,674    703,989
    Bajaj Finance, Ltd.................................    62,702  1,538,514
    Bajaj Finserv, Ltd.................................   126,975  1,376,384
    Bajaj Hindusthan, Ltd..............................   582,277    113,659
    Bajaj Holdings and Investment, Ltd.................    92,719  1,359,367
    Balkrishna Industries, Ltd.........................   166,123    864,651
    Ballarpur Industries, Ltd.......................... 1,135,420    215,864
    Balmer Lawrie & Co., Ltd...........................    56,620    272,008
    Balrampur Chini Mills, Ltd.........................   939,117    558,301
    Bank Of Maharashtra................................   849,337    472,184
    Bannari Amman Sugars, Ltd..........................    15,663    181,441
    BASF India, Ltd....................................    48,794    455,707
    Bata India, Ltd....................................   145,561  2,207,492
    BEML, Ltd..........................................    23,278     70,660
    Berger Paints India, Ltd...........................   749,837  2,442,788
    Bharat Forge, Ltd..................................   708,090  3,952,699
    Bhushan Steel, Ltd.................................   393,995  2,928,924
    Biocon, Ltd........................................   489,923  3,410,918
    Birla Corp., Ltd...................................   107,350    406,712
    Blue Dart Express, Ltd.............................    22,446  1,180,800
    Blue Star, Ltd.....................................   157,634    347,042

                                     1785

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Bombay Burmah Trading Co...........................    43,374 $   67,934
    Bombay Dyeing & Manufacturing Co., Ltd.............   785,565    703,466
*   Bombay Rayon Fashions, Ltd.........................    17,322     51,260
    Brigade Enterprises, Ltd...........................    43,783     41,348
    Britannia Industries, Ltd..........................   230,022  3,245,668
    Capital First, Ltd.................................    68,029    140,477
    Carborundum Universal, Ltd.........................   329,688    726,256
    Central Bank Of India..............................   901,053    658,187
    Century Plyboards India, Ltd.......................    77,591     29,864
    Century Textiles & Industries, Ltd.................   298,556  1,411,239
    CESC, Ltd..........................................   546,678  3,849,512
    Chambal Fertilizers & Chemicals, Ltd...............   925,327    569,493
*   Chennai Petroleum Corp., Ltd.......................   204,192    211,405
    Cholamandalam Investment and Finance Co., Ltd......    71,956    282,776
    City Union Bank, Ltd............................... 1,261,325    987,400
    Clariant Chemicals India, Ltd......................    43,212    418,884
    Claris Lifesciences, Ltd...........................    95,636    275,247
    CMC, Ltd...........................................    60,897  1,368,981
*   Core Education & Technologies, Ltd.................    36,234     10,578
    Coromandel International, Ltd......................   499,018  1,593,066
    Corp. Bank.........................................   206,338    815,447
    Cox & Kings, Ltd...................................   248,244    551,212
    Crompton Greaves, Ltd.............................. 2,205,917  4,062,680
    Dalmia Bharat, Ltd.................................    57,965    157,475
    DB Corp., Ltd......................................    41,379    210,603
*   DB Realty, Ltd.....................................   803,239    676,400
*   DCB Bank, Ltd...................................... 1,459,229  1,183,851
    DCM Shriram Consolidated...........................   213,725    188,984
    Deepak Fertilisers & Petrochemicals Corp., Ltd.....   147,728    256,590
    Delta Corp., Ltd...................................   535,652    871,839
*   DEN Networks, Ltd..................................   343,697    827,989
    Dena Bank..........................................   740,860    637,122
    Dewan Housing Finance Corp., Ltd...................    27,941     94,673
*   Dish TV India, Ltd................................. 3,087,132  2,359,193
    Dredging Corp. Of India, Ltd.......................    21,673     77,909
    eClerx Services, Ltd...............................    48,137    931,135
    Edelweiss Financial Services, Ltd..................   350,535    153,727
*   Educomp Solutions, Ltd.............................   125,968     47,533
    Eicher Motors, Ltd.................................    48,396  3,602,689
    EID Parry India, Ltd...............................   333,058    666,159
    EIH, Ltd...........................................   476,626    429,219
*   Elder Pharmaceuticals, Ltd.........................    41,972    132,071
    Electrosteel Castings, Ltd.........................   126,195     26,285
    Elgi Equipments, Ltd...............................   224,474    316,212
    Emami, Ltd.........................................   123,047    891,724
    Engineers India, Ltd...............................   323,487    751,041
    Entertainment Network India, Ltd...................    48,584    264,747
*   Era Infra Engineering, Ltd.........................   461,515    105,379
    Eros International Media, Ltd......................   193,747    452,940
    Escorts, Ltd.......................................   404,569    802,477
    Ess Dee Aluminium, Ltd.............................   109,178  1,122,103
*   Essar Oil, Ltd..................................... 2,063,648  1,477,297
    Essar Ports, Ltd...................................   417,957    369,136

                                     1786

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
*   Essar Shipping, Ltd................................   112,311 $   30,523
    Essel Propack, Ltd.................................   100,852     82,282
    Exide Industries, Ltd..............................   258,596    417,172
    FAG Bearings India, Ltd............................    28,675    712,485
    FDC, Ltd...........................................   351,332    683,683
    Federal Bank, Ltd.................................. 3,805,760  4,811,777
*   Federal-Mogul Goetze India, Ltd....................    61,495    184,452
    Financial Technologies India, Ltd..................    49,758    214,929
    Finolex Cables, Ltd................................   244,533    330,696
    Finolex Industries, Ltd............................   288,984    711,793
*   Firstsource Solutions, Ltd.........................   956,101    373,807
*   Fortis Healthcare, Ltd.............................   706,957  1,136,064
*   Future Consumer Enterprise, Ltd....................   651,339     54,248
*   Future Lifestyle Fashions, Ltd.....................    21,868     22,101
    Future Retail, Ltd.................................     2,575      3,385
*   Gammon India, Ltd..................................   105,203     21,829
    Gateway Distriparks, Ltd...........................   278,280    556,653
    Gillette India, Ltd................................    14,047    460,440
*   Gitanjali Gems, Ltd................................   126,872    127,132
    GMR Infrastructure, Ltd............................ 9,412,702  3,041,404
    Godfrey Phillips India, Ltd........................     3,364    136,113
    Godrej Industries, Ltd.............................   212,412    921,288
    Godrej Properties, Ltd.............................   283,850    734,190
*   Gokul Refoils & Solvent, Ltd.......................    27,697      6,970
    Graphite India, Ltd................................   281,800    310,788
    Gravita India, Ltd.................................    10,232      8,567
    Great Eastern Shipping Co., Ltd. (The).............   407,286  1,896,523
    Greaves Cotton, Ltd................................   497,355    486,175
    Grindwell Norton, Ltd..............................    18,171     70,334
    Gruh Finance, Ltd..................................   111,195    464,042
*   GTL Infrastructure, Ltd............................ 1,608,985     40,906
    Gujarat Alkalies & Chemicals, Ltd..................   178,029    567,028
    Gujarat Fluorochemicals, Ltd.......................   156,927    591,109
    Gujarat Gas Co., Ltd...............................    49,046    189,305
    Gujarat Industries Power Co., Ltd..................     6,329      5,534
    Gujarat Mineral Development Corp., Ltd.............   511,414    922,832
    Gujarat Narmada Valley Fertilizers & Chemicals,
      Ltd..............................................   198,781    228,491
*   Gujarat NRE Coke, Ltd.............................. 1,687,048    256,351
*   Gujarat Pipavav Port, Ltd..........................    85,690     84,917
    Gujarat State Fertilisers & Chemicals, Ltd.........   684,362    509,768
    Gujarat State Petronet, Ltd........................ 1,082,636    959,626
    Gulf Oil Corp., Ltd................................   118,401    176,915
*   GVK Power & Infrastructure, Ltd.................... 5,380,233    780,886
*   Hathway Cable & Datacom, Ltd.......................   298,526  1,222,723
    Havells India, Ltd.................................   371,251  4,621,917
*   HCL Infosystems, Ltd...............................   626,484    237,245
    HEG, Ltd...........................................    60,181    188,132
*   HeidelbergCement India, Ltd........................   348,433    187,861
*   Hexa Tradex, Ltd...................................    73,518     23,841
    Hexaware Technologies, Ltd......................... 1,467,575  3,168,886
*   Himachal Futuristic Communications, Ltd............ 2,461,986    351,290
    Hinduja Global Solutions, Ltd......................    30,903    267,074
    Hinduja Ventures, Ltd..............................    36,075    149,240

                                     1787

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
*   Hindustan Construction Co., Ltd.................... 1,572,759 $  324,194
*   Hindustan Oil Exploration Co., Ltd.................   138,575     82,859
    Hindustan Petroleum Corp., Ltd.....................   606,244  2,367,603
    Honeywell Automation India, Ltd....................    13,295    555,985
*   Hotel Leela Venture, Ltd...........................   540,246    128,744
*   Housing Development & Infrastructure, Ltd.......... 2,154,402  1,462,930
    HSIL, Ltd..........................................    84,508    119,374
    HT Media, Ltd......................................    99,860    117,964
    ICRA, Ltd..........................................    14,252    348,767
    IDBI Bank, Ltd..................................... 1,117,032    992,160
    IL&FS Transportation Networks, Ltd.................    80,383    149,827
    India Cements, Ltd................................. 1,339,225  1,147,991
    India Infoline, Ltd................................ 1,083,761  1,092,837
    Indiabulls Housing Finance, Ltd....................   357,294  1,177,551
    Indian Bank........................................   327,355    521,308
    Indian Hotels Co., Ltd............................. 2,344,718  2,189,954
    Indian Overseas Bank............................... 1,320,212    989,410
    Indo Rama Synthetics India.........................    30,379      7,001
    Indoco Remedies, Ltd...............................   156,109    300,824
    Indraprastha Gas, Ltd..............................   468,548  1,858,515
    Info Edge India, Ltd...............................   134,956  1,059,323
    Infotech Enterprises, Ltd..........................   211,288  1,194,255
    ING Vysya Bank, Ltd................................    21,126    176,155
    Ingersoll-Rand India, Ltd..........................    38,417    225,987
    Ipca Laboratories, Ltd.............................   370,908  4,921,826
    IRB Infrastructure Developers, Ltd.................   985,772  1,216,916
    Jagran Prakashan, Ltd..............................   397,725    561,984
    Jai Corp., Ltd.....................................   209,493    212,567
    Jain Irrigation Systems, Ltd....................... 1,797,612  1,807,680
    Jaiprakash Associates, Ltd......................... 4,691,232  3,013,899
*   Jaiprakash Power Ventures, Ltd..................... 4,754,186    981,200
    Jammu & Kashmir Bank, Ltd..........................   158,005  3,496,069
    Jaypee Infratech, Ltd.............................. 1,793,244    548,018
    JB Chemicals & Pharmaceuticals, Ltd................    31,979     62,290
    JBF Industries, Ltd................................   138,719    162,714
*   Jet Airways India, Ltd.............................   159,407    600,277
    Jindal Drilling & Industries, Ltd..................    13,908     38,362
    Jindal Poly Films, Ltd.............................    84,190    188,109
*   Jindal Poly Investments and Finance Co., Ltd.......    22,502     16,879
    Jindal Saw, Ltd....................................   899,273    735,660
*   Jindal Stainless, Ltd..............................   282,767    150,267
    JK Cement, Ltd.....................................   111,995    299,840
    JK Lakshmi Cement, Ltd.............................   204,789    217,008
    JM Financial, Ltd.................................. 2,073,645    828,024
    JSW Energy, Ltd.................................... 1,628,838  1,150,582
    JSW Steel, Ltd.....................................    28,661    418,996
*   Jubilant Foodworks, Ltd............................   278,198  4,765,519
    Jubilant Life Sciences, Ltd........................   325,298    696,475
    Jyothy Laboratories, Ltd...........................   390,764  1,348,149
    Kajaria Ceramics, Ltd..............................   181,862    892,568
    Kakinada Fertilizers, Ltd..........................   632,948     21,235
    Kalpataru Power Transmission, Ltd..................   140,279    170,973
    Kansai Nerolac Paints, Ltd.........................    10,598    180,683

                                     1788

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Karnataka Bank, Ltd................................ 1,085,634 $1,662,015
    Karur Vysya Bank, Ltd..............................   219,133  1,137,538
    Kaveri Seed Co., Ltd...............................   160,945  1,082,300
    KEC International, Ltd.............................   426,432    372,229
    Kesoram Industries, Ltd............................   135,165    132,359
    Kewal Kiran Clothing, Ltd..........................     1,598     27,354
    Kirloskar Brothers, Ltd............................       817      1,866
    Kirloskar Oil Engines, Ltd.........................   218,179    558,107
    KPIT Cummins Infosystems, Ltd......................   799,306  2,056,711
    KSB Pumps, Ltd.....................................    27,708    108,254
*   KSK Energy Ventures, Ltd...........................    53,677     50,200
    Lakshmi Machine Works, Ltd.........................    19,503    835,070
    Lakshmi Vilas Bank, Ltd............................   238,720    240,909
*   Lanco Infratech, Ltd............................... 4,921,870    570,138
*   Mahanagar Telephone Nigam..........................   361,078     89,832
    Maharashtra Seamless, Ltd..........................   108,527    290,275
    Mahindra & Mahindra Financial Services, Ltd........   454,445  1,757,157
    Mahindra Holidays & Resorts India, Ltd.............    49,624    183,540
    Mahindra Lifespace Developers, Ltd.................    61,546    367,608
    Man Infraconstruction, Ltd.........................    25,035     36,574
    Mandhana Industries, Ltd...........................    54,218    200,316
*   Mangalore Refinery & Petrochemicals, Ltd...........   197,899    135,068
*   Marico Kaya Enterprises, Ltd.......................     6,469     16,778
    Marico, Ltd........................................   261,769    891,103
    MAX India, Ltd.....................................   830,498  2,519,372
    McLeod Russel India, Ltd...........................   298,850  1,227,287
*   Mercator, Ltd......................................   612,469    181,003
    Merck, Ltd.........................................    20,801    187,935
    MindTree, Ltd......................................   109,211  2,485,188
    MOIL, Ltd..........................................   158,280    553,739
    Monnet Ispat & Energy, Ltd.........................    75,091    111,459
    Monsanto India, Ltd................................    25,633    389,537
    Motherson Sumi Systems, Ltd........................ 1,229,584  3,983,811
    Motilal Oswal Financial Services, Ltd..............     4,879      6,407
    Mphasis, Ltd.......................................   231,490  1,366,063
    MRF, Ltd...........................................     9,265  2,879,578
*   Nagarjuna Oil Refinery, Ltd........................   575,408     33,785
    Nahar Capital and Financial Services, Ltd..........     6,766      5,041
*   Nahar Polyfilms, Ltd...............................    24,000      4,918
    Natco Pharma, Ltd..................................    94,555  1,120,444
    National Aluminium Co., Ltd........................    56,609     30,209
    Nava Bharat Ventures, Ltd..........................    13,117     32,701
    Navneet Education, Ltd.............................   383,995    333,231
    NCC, Ltd........................................... 1,258,711    494,918
    NESCO, Ltd.........................................    38,589    483,011
    NIIT Technologies, Ltd.............................   244,363  1,583,264
    NIIT, Ltd..........................................   167,888     70,282
    Nitin Fire Protection Industries, Ltd..............   618,739    574,307
    Noida Toll Bridge Co., Ltd.........................   158,808     53,594
    Oberoi Realty, Ltd.................................   150,655    486,553
    OCL India, Ltd.....................................    51,578    128,971
    OMAXE, Ltd.........................................   473,455    933,004
*   Orchid Chemicals & Pharmaceuticals, Ltd............    57,257     42,195

                                     1789

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
INDIA -- (Continued)
    Orient Cement Ltd..................................   351,095 $  198,270
    Orient Paper & Industries, Ltd.....................    99,559     22,491
    Oriental Bank of Commerce..........................   583,289  1,637,749
    Orissa Minerals Development Co., Ltd...............     6,645    263,246
*   Oswal Chemicals & Fertilizers......................    29,723     11,465
    Page Industries, Ltd...............................    19,446  1,767,793
*   Panacea Biotec, Ltd................................    45,996     70,357
*   Parsvnath Developers, Ltd..........................   602,762    226,793
    Peninsula Land, Ltd................................   559,353    285,992
    Persistent Systems, Ltd............................    72,523  1,127,741
*   Peter England Fashions and Retail, Ltd.............       515        682
    Petronet LNG, Ltd..................................   199,640    348,644
    Pfizer, Ltd........................................    20,384    339,642
    Phoenix Mills, Ltd.................................   158,394    512,367
    PI Industries, Ltd.................................    60,992    231,100
    Pidilite Industries, Ltd...........................   599,010  2,678,616
*   Pipavav Defence & Offshore Engineering Co., Ltd.... 1,532,809    832,611
    Piramal Enterprises, Ltd...........................   237,828  2,124,391
*   Plethico Pharmaceuticals, Ltd......................    68,473     42,144
    Polaris Financial Technology, Ltd..................   374,406    809,623
    Praj Industries, Ltd...............................    78,749     55,355
    Prestige Estates Projects, Ltd.....................   555,956  1,244,851
*   Prime Focus, Ltd...................................   113,893     54,118
*   Prism Cement, Ltd..................................   594,068    227,043
    Procter & Gamble Hygiene & Health Care, Ltd........     4,185    208,856
    PTC India Financial Services, Ltd..................   583,539    128,754
    PTC India, Ltd..................................... 1,548,805  1,367,972
*   Punj Lloyd, Ltd.................................... 1,344,331    603,291
    Punjab & Sind Bank.................................   252,456    178,739
    Radico Khaitan, Ltd................................   488,266  1,198,884
    Rain Industries, Ltd...............................   546,486    317,686
    Rajesh Exports, Ltd................................   106,849    132,971
    Rallis India, Ltd..................................   547,387  1,428,505
    Ramco Cements, Ltd. (The)..........................   423,183  1,089,909
    Raymond, Ltd.......................................   245,800  1,067,933
    Redington India, Ltd...............................   833,684    871,442
    REI Agro, Ltd...................................... 3,516,058    320,739
    Rolta India, Ltd...................................   724,825    742,907
    Ruchi Soya Industries, Ltd.........................   516,585    259,606
    S Mobility, Ltd....................................    70,822     32,301
    Sadbhav Engineering, Ltd...........................   115,302    156,132
    Sanofi India, Ltd..................................    24,044  1,054,148
*   Sanwaria Agro Oils, Ltd............................   122,419     15,368
*   Schneider Electric Infrastructure, Ltd.............   252,369    259,437
*   Shipping Corp. of India, Ltd....................... 1,026,945    599,565
    Shoppers Stop, Ltd.................................   156,909    957,467
    Shree Cement, Ltd..................................     2,747    194,693
    Shree Renuka Sugars, Ltd........................... 3,517,973  1,036,030
    Sintex Industries, Ltd............................. 1,160,888    639,791
*   SITI Cable Network, Ltd............................   246,036     78,390
    SJVN, Ltd..........................................   530,895    176,811
    SKF India, Ltd.....................................    76,599    783,614
    Sobha Developers, Ltd..............................   342,053  1,460,581

                                     1790

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
INDIA -- (Continued)
    Solar Industries India, Ltd........................     25,815 $  371,951
    South Indian Bank, Ltd.............................  2,020,693    648,526
    SREI Infrastructure Finance, Ltd...................    223,216     75,429
    SRF, Ltd...........................................    115,329    380,949
*   Star Ferro and Cement, Ltd.........................    137,796     33,883
    State Bank of Bikaner & Jaipur.....................     68,999    331,180
*   Sterling Biotech, Ltd..............................    305,767     36,031
    Sterlite Technologies, Ltd.........................    745,823    253,868
    Strides Arcolab, Ltd...............................    338,221  2,037,816
    Styrolution ABS India, Ltd.........................     23,441    149,896
*   Sun Pharma Advanced Research Co., Ltd..............    683,215  1,765,032
    Sundaram Finance, Ltd..............................     34,562    333,266
    Sundaram-Clayton, Ltd..............................      3,890     26,252
    Sundram Fasteners, Ltd.............................    283,916    203,461
    Supreme Industries, Ltd............................    179,633  1,225,407
    Supreme Petrochem, Ltd.............................    103,075     87,327
*   Surana Industries, Ltd.............................     14,879     11,483
*   Suzlon Energy, Ltd.................................  7,128,765  1,214,520
    Swaraj Engines, Ltd................................      3,100     30,233
    Syndicate Bank.....................................  1,134,602  1,533,747
    Tata Chemicals, Ltd................................    421,074  1,768,921
    Tata Communications, Ltd...........................    499,439  2,198,885
    Tata Elxsi, Ltd....................................    155,165  1,024,187
    Tata Global Beverages, Ltd.........................  1,925,124  4,320,819
    Tata Investment Corp., Ltd.........................     26,714    166,669
*   Tata Teleservices Maharashtra, Ltd.................  2,741,071    314,945
    Tech Mahindra, Ltd.................................    170,401  4,878,160
    Techno Electric & Engineering Co., Ltd.............     55,792    105,783
    Texmaco Rail & Engineering, Ltd....................    108,580     74,896
    Thermax, Ltd.......................................    210,007  2,117,662
    Time Technoplast, Ltd..............................     99,668     55,223
    Timken India, Ltd..................................     42,048    109,342
    Torrent Pharmaceuticals, Ltd.......................    364,010  3,146,697
    Torrent Power, Ltd.................................    414,832    632,168
    Trent, Ltd.........................................     44,342    766,847
    Triveni Turbine, Ltd...............................    179,367    160,269
    TTK Prestige, Ltd..................................     31,862  1,678,840
    Tube Investments of India, Ltd.....................    428,458  1,188,425
*   Tulip Telecom, Ltd.................................     73,866      5,915
*   TV18 Broadcast, Ltd................................  3,211,499  1,041,675
    TVS Motor Co., Ltd.................................  1,379,292  1,704,668
    UCO Bank...........................................  1,508,995  1,597,192
    Uflex, Ltd.........................................     11,351     12,824
    Unichem Laboratories, Ltd..........................    228,885    757,655
    Union Bank of India................................    406,464    703,539
*   Unitech, Ltd....................................... 12,550,150  2,529,981
    United Bank of India...............................    442,904    210,231
    UPL, Ltd...........................................  1,940,671  5,858,192
    Usha Martin, Ltd...................................    643,299    314,966
*   Uttam Galva Steels, Ltd............................     95,387     96,981
    V-Guard Industries, Ltd............................     84,617    581,535
    VA Tech Wabag, Ltd.................................      1,177     10,120
    Vakrangee, Ltd.....................................    405,409    570,066

                                     1791

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
*   Vardhman Special Steels, Ltd......................      15,258 $      3,742
    Vardhman Textiles, Ltd............................      79,246      455,291
    Vesuvius India, Ltd...............................       1,802       12,491
    Videocon Industries, Ltd..........................     577,596    1,537,977
    Vijaya Bank.......................................   1,144,972      674,573
    VIP Industries, Ltd...............................      74,251       72,408
    Voltas, Ltd.......................................     993,937    1,684,625
    VST Industries, Ltd...............................      15,968      406,577
    WABCO India, Ltd..................................       8,387      245,851
    Welspun Corp., Ltd................................     706,339      653,757
    Wockhardt, Ltd....................................      70,076      438,978
    Wyeth, Ltd........................................      39,587      445,937
    Zensar Technologies, Ltd..........................     104,999      640,022
    Zuari Agro Chemicals, Ltd.........................      42,970       94,024
    Zuari Global, Ltd.................................      32,457       29,750
    Zydus Wellness, Ltd...............................      67,180      549,824
                                                                   ------------
TOTAL INDIA...........................................              310,374,087
                                                                   ------------
INDONESIA -- (3.1%)
    Ace Hardware Indonesia Tbk PT.....................  32,168,700    1,988,869
    Adhi Karya Persero Tbk PT.........................   8,423,000    1,228,031
*   Agis Tbk PT.......................................  12,930,500      467,157
    Agung Podomoro Land Tbk PT........................  38,360,500      713,875
    AKR Corporindo Tbk PT.............................  13,580,700    4,913,434
    Alam Sutera Realty Tbk PT.........................  78,688,000    3,289,388
    Aneka Tambang Persero Tbk PT......................  31,240,000    2,622,242
    Arwana Citramulia Tbk PT..........................  16,669,500    1,022,787
    Asahimas Flat Glass Tbk PT........................     983,000      571,555
    Astra Graphia Tbk PT..............................   2,211,000      309,416
*   Bakrie and Brothers Tbk PT........................ 319,498,500    1,308,348
*   Bakrie Sumatera Plantations Tbk PT................  69,505,000      283,682
*   Bakrie Telecom Tbk PT.............................  80,514,398       72,509
*   Bakrieland Development Tbk PT..................... 204,925,750      838,764
    Bank Bukopin Tbk PT...............................  27,198,966    1,346,389
*   Bank Pan Indonesia Tbk PT.........................  16,708,000      914,415
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk
      PT..............................................  17,063,200    1,278,870
*   Bank Permata Tbk PT...............................     293,000       30,251
    Bank Tabungan Negara Persero Tbk PT...............  29,712,249    2,185,232
*   Barito Pacific Tbk PT.............................  11,044,500      333,666
*   Benakat Integra Tbk PT............................ 107,856,300      944,512
*   Berau Coal Energy Tbk PT..........................  33,496,900      514,343
*   Berlian Laju Tanker Tbk PT........................  35,106,366           --
    Bisi International PT.............................   8,733,000      377,861
*   Borneo Lumbung Energi & Metal Tbk PT..............  24,410,000      315,444
*   Budi Starch & Sweetener Tbk PT....................   5,947,000       50,587
*   Bumi Resources Minerals Tbk PT....................  10,804,900      199,630
    BW Plantation Tbk PT..............................  11,348,000    1,165,512
*   Central Proteinaprima Tbk PT......................  21,920,000       89,711
*   Chandra Asri Petrochemical Tbk PT.................      13,500        3,219
    Charoen Pokphand Indonesia Tbk PT.................   6,120,000    2,064,459
    Ciputra Development Tbk PT........................  63,915,780    4,463,425
    Ciputra Property Tbk PT...........................  20,227,200    1,116,822
    Ciputra Surya Tbk PT..............................   6,946,000      970,433

                                     1792

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
INDONESIA -- (Continued)
*   Citra Marga Nusaphala Persada Tbk PT...............  12,250,000 $3,321,601
    Clipan Finance Indonesia Tbk PT....................   1,482,000     51,161
*   Darma Henwa Tbk PT.................................  72,303,600    296,084
*   Davomas Abadi Tbk PT...............................  37,629,500         --
*   Delta Dunia Makmur Tbk PT..........................  15,433,000    118,168
    Elnusa Tbk PT......................................  13,312,400    442,701
*   Energi Mega Persada Tbk PT......................... 229,631,000  1,333,117
*   Erajaya Swasembada Tbk PT..........................   5,677,100    553,980
*   Ever Shine Textile Tbk PT..........................   3,654,640     57,169
*   Exploitasi Energi Indonesia Tbk PT.................  50,011,000  1,034,167
*   Fajar Surya Wisesa Tbk PT..........................     672,500     97,452
    Gajah Tunggal Tbk PT...............................  12,688,400  1,963,522
*   Garda Tujuh Buana Tbk PT...........................     214,000     12,681
*   Garuda Indonesia Persero Tbk PT....................  27,753,000  1,096,159
*   Golden Eagle Energy Tbk PT.........................     503,900    239,930
*   Gozco Plantations Tbk PT...........................  12,307,700    101,445
*   Hanson International Tbk PT........................  46,299,400  2,261,800
    Harum Energy Tbk PT................................   5,679,500  1,110,343
    Hexindo Adiperkasa Tbk PT..........................   1,326,000    373,492
    Holcim Indonesia Tbk PT............................   5,818,000    991,310
*   Indah Kiat Pulp & Paper Corp. Tbk PT...............  18,979,900  1,993,390
    Indika Energy Tbk PT...............................  10,721,500    471,413
*   Indo-Rama Synthetics Tbk PT........................     485,000     33,192
*   Inovisi Infracom Tbk PT............................   2,536,067    254,498
    Intiland Development Tbk PT........................  31,807,332    842,458
    Japfa Comfeed Indonesia Tbk PT.....................  24,581,500  2,800,593
    Jaya Real Property Tbk PT..........................   9,837,500    617,514
    Kawasan Industri Jababeka Tbk PT................... 128,889,045  2,153,579
*   Krakatau Steel Persero Tbk PT......................  11,548,000    458,220
*   Lippo Cikarang Tbk PT..............................   3,179,900  1,451,249
    Malindo Feedmill Tbk PT............................   7,671,000  2,048,303
    Matahari Putra Prima Tbk PT........................  12,819,128  2,109,035
    Mayora Indah Tbk PT................................   3,284,750  7,296,283
    Medco Energi Internasional Tbk PT..................  10,597,800  2,074,323
    Mitra Adiperkasa Tbk PT............................   7,948,300  3,560,294
*   Mitra International Resources Tbk PT...............   4,604,500     21,545
    MNC Investama Tbk PT............................... 126,889,400  3,118,362
    Modern Internasional Tbk PT........................   4,017,800    210,751
*   Modernland Realty Tbk PT...........................  23,642,100    750,524
    Multipolar Corp. Tbk PT............................  48,568,700  1,646,402
*   Multistrada Arah Sarana Tbk PT.....................   6,875,500    192,040
    Nippon Indosari Corpindo Tbk PT....................   4,844,200    419,189
*   Nusantara Infrastructure Tbk PT....................  67,795,300  1,453,093
    Pabrik Kertas Tjiwi Kimia Tbk PT...................     557,500     82,129
    Pakuwon Jati Tbk PT................................  81,293,100  2,035,075
*   Pan Brothers Tbk PT................................     434,700     13,667
*   Panasia Indo Resources Tbk PT......................      79,000      2,620
*   Panin Financial Tbk PT............................. 107,666,800  1,963,048
    Panin Insurance Tbk PT.............................   8,124,500    452,315
    Panin Sekuritas Tbk PT.............................      31,500      9,946
    Pembangunan Perumahan Persero Tbk PT...............  23,207,900  2,564,919
    Perusahaan Perkebunan London Sumatra Indonesia Tbk
      PT...............................................  22,913,000  3,093,684
    Petrosea Tbk PT....................................   3,520,500    387,686

                                     1793

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
*   Polaris Investama Tbk PT..........................   2,730,500 $    312,095
*   Polychem Indonesia Tbk PT.........................   5,091,000       84,117
*   PT Texmaco Jaya Tbk...............................      93,000           --
    Ramayana Lestari Sentosa Tbk PT...................  25,093,200    2,607,346
    Resource Alam Indonesia Tbk PT....................   2,489,000      348,965
    Salim Ivomas Pratama Tbk PT.......................  15,955,900      945,122
*   Samindo Resources Tbk PT..........................     475,750       18,313
    Sampoerna Agro PT.................................   5,147,500      759,006
    Samudera Indonesia Tbk PT.........................     142,500       33,698
    Selamat Sempurna Tbk PT...........................   5,414,500    1,377,382
*   Sentul City Tbk PT................................ 208,336,000    2,641,106
    Sinar Mas Agro Resources and Technology Tbk PT....   1,037,460      601,239
*   Sugih Energy Tbk PT...............................  76,271,600    2,785,975
    Summarecon Agung Tbk PT...........................  70,456,064    5,511,716
*   Sunson Textile Manufacturer Tbk PT................   2,325,500       15,228
    Surabaya Agung Industri Pulp & Kertas Tbk PT......      64,500          396
*   Surya Dumai Industri Tbk..........................   3,298,500           --
    Surya Semesta Internusa Tbk PT....................  30,722,000    1,689,021
*   Suryainti Permata Tbk PT..........................   7,252,000           --
    Tiga Pilar Sejahtera Food Tbk.....................  15,893,000    2,022,620
    Timah Persero Tbk PT..............................  16,438,000    1,721,798
*   Tiphone Mobile Indonesia Tbk PT...................   7,052,100      403,444
    Total Bangun Persada Tbk PT.......................  10,659,500      589,729
*   Tower Bersama Infrastructure Tbk PT...............     380,100      192,899
*   Trada Maritime Tbk PT.............................  38,168,513    5,149,144
    Trias Sentosa Tbk PT..............................  38,725,600      916,244
*   Trimegah Securities Tbk PT........................   9,740,000       49,354
*   Truba Alam Manunggal Engineering PT...............  21,316,500       87,291
    Tunas Baru Lampung Tbk PT.........................  11,087,000      419,266
    Tunas Ridean Tbk PT...............................  13,838,000      683,139
*   Ultrajaya Milk Industry & Trading Co. Tbk PT......   3,595,500    1,371,465
    Unggul Indah Cahaya Tbk PT........................      48,239        7,862
*   Visi Media Asia Tbk PT............................  14,541,400      323,651
    Wijaya Karya Persero Tbk PT.......................  20,249,600    3,219,355
                                                                   ------------
TOTAL INDONESIA.......................................              136,920,445
                                                                   ------------
ISRAEL -- (0.0%)
*   Feuchtwanger Investments, Ltd.....................       4,200           --
*   Knafaim Holdings, Ltd.............................      21,977       39,544
*   Metis Capital, Ltd................................         919           --
                                                                   ------------
TOTAL ISRAEL..........................................      39,544
                                                                   ------------
MACEDONIA -- (0.0%)
*   Daeho International Corp..........................         543           --
*   Hankook Synthetics, Inc...........................         550           --
*   ZeroOne Interactive Co., Ltd......................       3,200           --
                                                                   ------------
TOTAL MACEDONIA.......................................                       --
                                                                   ------------
MALAYSIA -- (5.7%)
*   Adventa Bhd.......................................       4,600        1,391
    Aeon Co. M Bhd....................................   1,071,100    3,932,206
    Aeon Credit Service M Bhd.........................      46,800      182,495

                                     1794

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
MALAYSIA -- (Continued)
    Affin Holdings Bhd.................................  1,147,100 $1,409,537
    Alam Maritim Resources Bhd.........................  3,550,800  1,523,140
    Allianz Malaysia Bhd...............................      3,600     12,845
    Amway Malaysia Hldgs Bhd...........................    399,300  1,452,932
*   Ann Joo Resources Bhd..............................  1,116,650    353,133
*   Anson Perdana Berhad...............................     10,000         --
    APM Automotive Holdings Bhd........................    459,000    817,267
    Benalec Holdings BHD...............................  3,915,600  1,033,266
    Berjaya Assets BHD.................................    810,100    199,948
    Berjaya Corp. Bhd.................................. 18,567,400  2,823,976
    Berjaya Land Bhd...................................  3,734,000    906,579
    BIMB Holdings Bhd..................................  2,471,008  3,176,832
    Bintulu Port Holdings Bhd..........................     25,900     57,197
    BLD Plantation Bhd.................................     21,400     56,135
    Bonia Corp. Bhd....................................     35,500     36,299
*   Borneo Aqua Harvest Bhd............................    849,700    319,049
*   Boustead Heavy Industries Corp. Bhd................      5,400      3,919
    Boustead Holdings Bhd..............................    999,572  1,566,021
    Bursa Malaysia Bhd.................................  3,510,700  8,173,161
    Cahya Mata Sarawak Bhd.............................  1,079,000  2,391,662
    Can-One Bhd........................................    497,700    489,491
    Carlsberg Brewery Malaysia Bhd Class B.............  1,090,700  3,717,525
    Carotech Berhad....................................    230,650        276
    CB Industrial Product Holding Bhd..................  1,242,620  1,235,423
    Chin Teck Plantations BHD..........................     33,000     94,509
    Coastal Contracts Bhd..............................  1,462,466  1,684,959
    CSC Steel Holdings Bhd.............................    564,800    215,739
*   Cycle & Carriage Bintang BHD.......................     15,000     10,911
    Cypark Resources Bhd...............................  1,317,100    849,280
*   D&O Green Technologies Bhd.........................    149,900     13,023
    Daibochi Plastic & Packaging Industry Bhd..........     46,200     54,703
*   Datuk Keramik Holdings Berhad......................     24,000         --
    Daya Materials Bhd................................. 14,243,100  1,714,782
    Dayang Enterprise Holdings Bhd.....................  2,131,396  2,379,164
    DKSH Holdings Malaysia Bhd.........................     60,200    127,346
    DRB-Hicom Bhd......................................  6,773,700  5,455,572
    Dutch Lady Milk Industries BHD.....................    140,200  1,972,295
    Eastern & Oriental Bhd.............................  5,843,700  3,363,537
    ECM Libra Financial Group Bhd......................    367,466    109,506
    Eng Kah Corp. Bhd..................................     21,890     16,006
*   Evergreen Fibreboard Bhd...........................  1,239,400    170,618
    Eversendai Corp. Bhd...............................  1,089,300    324,043
    Faber Group BHD....................................  1,699,700  1,315,623
    FAR East Holdings BHD..............................     61,500    133,725
*   Fountain View Development Berhad...................    808,200         --
    Fraser & Neave Holdings Bhd........................    121,700    670,480
    George Kent Malaysia BHD...........................     34,200     11,825
    Globetronics Technology BHD........................  1,731,760  1,697,551
    Glomac Bhd.........................................  2,731,700    894,149
*   Golden Plus Holding BHD............................    216,000         --
*   Goldis BHD.........................................    586,677    349,663
*   Green Packet Bhd...................................    919,400    106,922
    Guan Chong Bhd.....................................    212,100     93,515

                                     1795

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
MALAYSIA -- (Continued)
    Guinness Anchor Bhd................................    814,900 $3,443,489
    GuocoLand Malaysia Bhd.............................  1,309,200    396,723
    Hai-O Enterprise BHD...............................    722,380    546,673
    HAP Seng Consolidated Bhd..........................  5,774,540  4,736,710
    Hap Seng Plantations Holdings Bhd..................  1,608,500  1,310,972
    Hartalega Holdings Bhd.............................  1,461,900  3,106,651
    Hiap Teck Venture Bhd..............................    600,500    131,505
*   Ho Wah Genting BHD.................................  1,947,000    112,943
    Hock Seng LEE BHD..................................  1,253,616    671,782
    Hong Leong Industries Bhd..........................    605,900    977,026
    Hovid Bhd..........................................    279,300     27,502
    Hua Yang Bhd.......................................  1,360,000    730,257
    HwangDBS Malaysia BHD..............................    476,900    545,898
    IGB Corp. Bhd......................................  5,749,355  4,578,784
    IJM Land Bhd.......................................  3,337,500  2,471,586
    IJM Plantations Bhd................................  1,645,600  1,576,905
    Inch Kenneth Kajang Rubber.........................  1,045,300    243,326
    Insas Bhd..........................................  3,983,881    960,286
    Integrated Logistics Bhd...........................    207,115     47,988
    Integrax BHD.......................................    191,900    131,382
    Iris Corp. Bhd.....................................  8,008,500    942,194
*   JAKS Resources Bhd.................................  3,430,900    520,557
    Jaya Tiasa Holdings BHD............................  2,034,127  1,383,274
    JCY International Bhd..............................  4,164,400    825,757
    JobStreet Corp. Bhd................................     53,400     40,363
    JT International Bhd...............................    554,100  1,079,812
*   K&N Kenanga Holdings BHD...........................  1,205,860    208,093
*   Karambunai Corp. Bhd...............................  4,654,100    103,179
    Keck Seng Malaysia Bhd.............................    828,150  1,523,086
    Kian JOO CAN Factory BHD...........................  1,893,880  1,787,732
    Kim Loong Resources Bhd............................    292,760    225,350
    Kimlun Corp. Bhd...................................    727,000    389,617
*   Kinsteel Bhd.......................................  1,427,600     63,752
    KLCC Property Holdings Bhd.........................    874,200  1,511,622
*   KNM Group Bhd...................................... 10,552,050  1,938,415
    Kossan Rubber Industries...........................  3,543,700  4,475,924
    KPJ Healthcare Bhd.................................  6,458,025  6,489,932
*   Kretam Holdings BHD................................  2,361,000    383,193
*   KSL Holdings BHD...................................  1,464,466    975,923
*   KUB Malaysia BHD...................................  1,353,500    161,586
*   Kulim Malaysia BHD.................................  2,437,000  2,329,873
*   Kumpulan Europlus Bhd..............................  2,356,500    829,242
    Kumpulan Fima BHD..................................    897,450    517,846
    Kumpulan Perangsang Selangor Bhd...................  1,833,300    924,807
    Kwantas Corp. BHD..................................    390,200    252,365
*   Land & General BHD.................................  4,734,600    628,329
*   Landmarks BHD......................................  1,458,600    448,511
    LBS Bina Group Bhd.................................  2,107,600    943,347
    Lingkaran Trans Kota Holdings Bhd..................    999,500  1,187,571
*   Lion Corp. Bhd.....................................    374,800      7,875
    Lion Industries Corp. Bhd..........................  3,189,100    664,615
    LPI Capital Bhd....................................    110,680    548,270
    Magnum Bhd.........................................  3,296,500  3,010,069

                                     1796

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
MALAYSIA -- (Continued)
    Mah Sing Group Bhd.................................  7,451,024 $4,594,557
    Malayan Flour Mills Bhd............................  1,546,650    744,303
    Malaysia Building Society Bhd......................  2,011,950  1,288,978
*   Malaysian Airline System Bhd....................... 31,866,900  2,871,078
    Malaysian Bulk Carriers Bhd........................  2,906,700  1,667,063
    Malaysian Pacific Industries Bhd...................    501,313    644,410
    Malaysian Resources Corp. Bhd...................... 10,516,349  4,784,020
*   Mancon Berhad......................................     12,000         --
    MBM Resources BHD..................................  1,177,196  1,175,468
    Media Chinese International, Ltd...................  3,466,400    976,144
    Media Prima Bhd....................................  6,973,103  4,980,481
    Mega First Corp. BHD...............................    404,800    263,829
*   MEMS Technology Berhad.............................  1,917,000         --
    MHC Plantations Bhd................................     22,300      6,975
    MK Land Holdings BHD...............................    775,500     91,137
    MKH BHD............................................  1,207,592  1,095,147
    MNRB Holdings Bhd..................................    717,300    762,318
    Mudajaya Group Bhd.................................  1,692,666  1,323,295
    Muhibbah Engineering M Bhd.........................  3,118,350  2,234,772
*   Mulpha International Bhd........................... 12,525,100  1,559,464
    My EG Services Bhd.................................  2,910,000  2,316,346
    Naim Holdings Bhd..................................  1,211,200  1,265,117
    NCB Holdings Bhd...................................  1,147,200  1,184,121
*   Nikko Electronics Berhad...........................     36,600         --
    NTPM Holdings Bhd..................................  1,823,580    452,723
    Oldtown Bhd........................................  1,818,250  1,068,835
    Oriental Holdings BHD..............................    182,700    428,211
    OSK Holdings BHD...................................  2,997,470  1,444,643
    Pacific & Orient BHD...............................    231,100     94,065
    Padini Holdings Bhd................................  3,273,600  1,567,753
    Panasonic Manufacturing Malaysia BHD...............    159,584    986,635
*   Panglobal Berhad...................................     14,000         --
    Pantech Group Holdings Bhd.........................    597,900    159,767
    Paramount Corp. Bhd................................    310,100    139,735
    Parkson Holdings Bhd...............................  2,574,300  2,254,389
*   Pelikan International Corp. Bhd....................          1         --
*   Perdana Petroleum Bhd..............................  4,471,740  2,205,066
*   Perisai Petroleum Teknologi Bhd....................  7,311,700  3,639,846
    Perusahaan Sadur Timah Malaysia Bhd................      5,000      5,893
    Pharmaniaga Bhd....................................    286,060    365,185
    Pie Industrial BHD.................................    145,600    319,632
    PJ Development Holdings Bhd........................  1,895,200    790,817
    Pos Malaysia BHD...................................  2,861,100  4,785,758
    Press Metal Bhd....................................  1,190,100    831,835
    Prestariang Berhad.................................    753,100    662,926
*   Prime Utilities Berhad.............................      3,000         --
    Protasco Bhd.......................................    457,600    192,719
    Puncak Niaga Holding Bhd...........................  1,353,220  1,189,198
    QL Resources Bhd...................................  2,636,220  3,147,249
    RCE Capital Bhd....................................  1,535,850    125,453
    Rimbunan Sawit Bhd.................................  2,896,000    669,969
    Salcon Bhd.........................................  3,804,900    736,046
    Sarawak Oil Palms Bhd..............................    451,660    890,393

                                     1797

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
MALAYSIA -- (Continued)
    Sarawak Plantation Bhd.............................   106,600 $   81,159
    Scientex BHD.......................................   305,362    456,166
*   Scomi Energy Services Bhd.......................... 2,863,900    711,649
*   Scomi Group Bhd.................................... 8,809,400    974,317
    SEG International BHD..............................   279,800    125,590
    Selangor Dredging Bhd.............................. 1,118,200    296,846
    Selangor Properties Bhd............................   151,500    214,036
    Shangri-La Hotels Malaysia Bhd.....................   357,100    743,083
    Shell Refining Co. Federation of Malaya Bhd........    30,000     58,290
    SHL Consolidated BHD...............................   277,400    168,248
    Southern Acids Malaysia BHD........................    41,000     45,626
    Star Publications Malaysia Bhd..................... 1,431,000    934,208
    Subur Tiasa Holdings Bhd...........................   386,085    227,789
    Sunway Bhd......................................... 5,457,960  4,416,720
    Supermax Corp. Bhd................................. 5,402,500  4,694,773
    Suria Capital Holdings Bhd.........................   715,500    505,203
    Syarikat Takaful Malaysia Bhd......................   431,200  1,285,231
*   Symphony Life Bhd..................................   999,926    292,105
    Ta Ann Holdings Bhd................................   945,208  1,159,366
    TA Enterprise Bhd.................................. 8,580,600  1,906,844
    TA Global Bhd...................................... 5,561,240    489,120
    TAHPS Group Bhd....................................     4,000      7,589
    Tambun Indah Land BHD..............................   280,100    120,762
    TAN Chong Motor Holdings BHD....................... 1,956,200  3,323,657
*   Tanjung Offshore Bhd............................... 2,544,700    448,041
    Tasek Corp. Bhd....................................    75,900    318,553
    TDM BHD............................................ 5,371,400  1,390,951
*   Tebrau Teguh Bhd................................... 3,000,600  1,091,997
*   TH Heavy Engineering Bhd........................... 8,049,600  2,208,491
    TH Plantations Bhd................................. 1,639,960    882,612
*   Time dotCom Bhd.................................... 1,821,888  1,932,674
    Tiong NAM Logistics Holdings....................... 1,533,900    600,857
    Top Glove Corp. Bhd................................ 3,116,760  5,116,420
    TRC Synergy Bhd....................................   155,520     25,256
    Tropicana Corp. Bhd................................ 2,756,300  1,004,629
    TSH Resources Bhd.................................. 2,469,400  2,071,685
    Uchi Technologies Bhd.............................. 1,476,400    602,145
    Unisem M Bhd....................................... 4,669,690  1,308,702
    United Malacca Bhd.................................   396,150    818,444
    United Plantations BHD.............................   502,000  3,832,799
    UOA Development Bhd................................ 2,911,400  1,608,151
    Uzma Bhd...........................................   173,300    305,263
    VS Industry Bhd....................................   344,026    147,274
    Wah Seong Corp. Bhd................................ 2,280,235  1,309,121
    WCT Holdings Bhd................................... 5,982,740  3,719,192
    Wellcall Holdings Bhd..............................    18,000     18,267
    Wing Tai Malaysia BHD..............................   620,000    406,774
    WTK Holdings BHD................................... 2,633,500    977,505
    Yinson Holdings BHD................................   722,900  1,598,091
    YNH Property Bhd................................... 1,513,898    823,263
    YTL E-Solutions BHD................................ 3,485,600    626,178
*   YTL Land & Development BHD......................... 1,286,200    345,588

                                     1798

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp. Bhd.................................. 1,059,133 $    986,532
                                                                  ------------
TOTAL MALAYSIA.........................................            248,519,216
                                                                  ------------
MEXICO -- (4.5%)
#   Alsea S.A.B. de C.V................................ 3,840,155   11,453,849
    Arca Continental S.A.B. de C.V.....................   696,201    3,826,659
#*  Axtel S.A.B. de C.V................................ 8,184,693    3,335,321
#   Banregio Grupo Financiero S.A.B. de C.V............ 1,338,896    7,328,188
*   Bio Pappel S.A.B. de C.V...........................   478,143    1,111,877
#   Bolsa Mexicana de Valores S.A.B. de C.V............ 3,680,840    7,431,036
#   Cia Minera Autlan S.A.B. de C.V. Series B..........   836,953      653,967
#   Compartamos S.A.B. de C.V.......................... 3,957,362    7,145,977
*   Consorcio ARA S.A.B. de C.V. Series *.............. 6,752,323    2,660,740
#   Controladora Comercial Mexicana S.A.B. de C.V......   281,025    1,066,189
    Corp. Actinver S.A.B. de C.V.......................    59,566       64,091
#*  Corp. GEO S.A.B. de C.V. Series B.................. 3,194,830       63,897
#   Corp. Inmobiliaria Vesta S.A.B. de C.V............. 1,064,253    1,949,619
*   Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B.....................................   960,372      588,833
*   Corp. Mexicana de Restaurantes S.A.B. de C.V.......     1,323          564
    Corp. Moctezuma S.A.B. de C.V. Series *............   861,300    2,511,642
    Corporativo Fragua S.A.B. de C.V...................         3           51
    Corporativo GBM S.A.B. de C.V......................    22,477       17,546
#*  Desarrolladora Homex S.A.B. de C.V.................   885,235      241,596
#*  Desarrolladora Homex S.A.B. de C.V. ADR............    19,076       29,377
*   Empaques Ponderosa SA de CV........................   206,000           --
#*  Empresas ICA S.A.B. de C.V......................... 3,496,823    6,753,622
#*  Empresas ICA S.A.B. de C.V. Sponsored ADR..........   761,355    5,862,433
*   Financiera Independencia S.A.B. de C.V.............   199,935       65,778
#*  Genomma Lab Internacional S.A.B. de C.V. Class B... 7,354,004   18,145,815
#*  Gruma S.A.B. de C.V. Class B....................... 1,690,397   13,776,976
#*  Gruma S.A.B. de C.V. Sponsored ADR.................    33,070    1,078,082
#*  Grupo Aeromexico S.A.B. de C.V.....................   856,806    1,247,987
# Grupo Aeroportuario del Centro Norte S.A.B. de C.V. 1,570,116 4,873,300 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR.........................................     3,642       90,394
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR 65,882 3,570,146 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Class B.......................................... 1,963,634   10,704,991
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR. 83,368 9,388,904 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Class B..........................................   577,543    6,500,490
    Grupo Cementos de Chihuahua S.A.B. de C.V..........   822,000    2,421,624
#   Grupo Comercial Chedraui S.A. de C.V...............   907,022    2,676,169
#*  Grupo Famsa S.A.B. de C.V. Class A................. 1,682,548    2,636,923
    Grupo Financiero Interacciones S.A. de C.V.........    52,800      280,305
#   Grupo Herdez S.A.B. de C.V. Series *............... 1,132,308    3,535,605
    Grupo Industrial Maseca S.A.B. de C.V. Class B.....   592,181      871,401
    Grupo Industrial Saltillo S.A.B. de C.V............   214,861      377,461
    Grupo KUO S.A.B. de C.V. Series B..................   699,333    1,464,134
#*  Grupo Pochteca S.A.B. de C.V.......................   547,728      646,675
    Grupo Posadas S.A.B. de C.V........................   198,900      356,188
*   Grupo Qumma S.A. de C.V. Series B..................   105,334           --
#*  Grupo Simec S.A.B. de C.V. Series B................   838,583    3,127,600
#*  Grupo Simec S.A.B. de C.V. Sponsored ADR...........     5,180       57,446
*   Grupo Sports World S.A.B. de C.V...................   304,575      455,473
    Industrias Bachoco S.A.B. de C.V. ADR..............    16,497      699,143

                                     1799

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MEXICO -- (Continued)
#   Industrias Bachoco S.A.B. de C.V. Series B.........    533,000 $  1,884,669
#*  Industrias CH S.A.B. de C.V. Series B..............  1,659,864    9,866,845
*   Inmuebles Carso S.A.B. de C.V......................    340,447      338,818
#*  Maxcom Telecomunicaciones S.A.B. de C.V............    308,325       82,764
    Megacable Holdings S.A.B. de C.V...................    665,841    2,397,207
#*  OHL Mexico S.A.B. de C.V...........................    621,477    1,523,720
#   Organizacion Cultiba S.A.B. de C.V.................    480,672      837,780
#*  Promotora y Operadora de Infraestructura S.A.B. de
      C.V..............................................  1,698,488   20,573,879
    Qualitas Controladora S.A.B. de C.V................     12,200       31,380
*   Sanluis Corp. S.A.B. de C.V........................      4,642           --
*   Sanluis Corp. S.A.B. de C.V. Class B...............      4,642           --
*   Sanluis Rassini S.A.P.I. de C.V. Series A..........      3,300           --
*   Savia SA Class A...................................    610,700           --
#   TV Azteca S.A.B. de C.V............................  7,770,129    4,909,346
#*  Urbi Desarrollos Urbanos S.A.B. de C.V.............  2,371,991      208,928
    VALUE GRUPO FINANCIERO S.A.B. D COMMON STOCK NPV...      2,800       22,196
*   Vitro S.A.B. de C.V. Series A......................    753,331    1,830,661
                                                                   ------------
TOTAL MEXICO...........................................             197,654,277
                                                                   ------------
PHILIPPINES -- (1.2%)
    A Soriano Corp.....................................  3,430,211      491,287
    Aboitiz Equity Ventures, Inc.......................     59,620       68,204
    Alsons Consolidated Resources, Inc.................  3,647,000      106,663
    Atlas Consolidated Mining & Development............  3,700,700    1,301,531
*   Belle Corp......................................... 27,024,000    3,194,970
    Cebu Air, Inc......................................  1,101,140    1,201,002
    Cebu Holdings, Inc.................................  3,291,900      415,537
    Century Properties Group, Inc......................  9,491,000      271,430
    China Banking Corp.................................    657,192      849,746
    COL Financial Group, Inc...........................    130,900       47,161
*   East West Banking Corp.............................    531,300      296,839
    EEI Corp...........................................  2,942,200      644,682
*   Empire East Land Holdings, Inc..................... 20,479,000      414,590
    Energy Development Corp............................  1,379,400      159,763
    Filinvest Development Corp.........................  3,314,322      331,938
    Filinvest Land, Inc................................ 81,484,577    2,353,599
    First Gen Corp.....................................  9,017,700    3,110,199
    First Philippine Holdings Corp.....................  1,828,370    2,568,579
*   Ginebra San Miguel, Inc............................    598,000      253,375
*   Global-Estate Resorts, Inc......................... 12,112,000      358,236
    Jollibee Foods Corp................................     12,098       40,464
    Lafarge Republic, Inc..............................  1,946,382      386,108
    Leisure & Resorts World Corp.......................  1,053,240      163,793
*   Lepanto Consolidated Mining........................ 38,640,000      354,309
    Lopez Holdings Corp................................ 12,377,200    1,180,111
    Macroasia Corp.....................................    447,500       29,510
    Manila Water Co., Inc..............................  5,896,700    2,997,583
*   Megawide Construction Corp.........................    971,000      257,045
    Megaworld Corp..................................... 24,510,000    1,924,426
*   Metro Pacific Corp. Series A.......................  1,827,193           --
    Pepsi-Cola Products Philippines, Inc...............  8,786,900      837,989
*   Philex Petroleum Corp..............................    287,100       51,942
*   Philippine Bank of Communications..................     14,726       19,992

                                     1800

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (Continued)
*   Philippine National Bank...........................   1,268,235 $ 2,368,053
*   Philippine National Construction Corp..............     173,000       3,508
    Philippine Savings Bank............................     356,863   1,042,478
    Philippine Stock Exchange, Inc.....................     111,252     736,485
    Philippine Townships, Inc..........................     318,732      33,406
    Philodrill Corp.................................... 153,400,000     119,051
    Philtown Properties, Inc...........................     111,562         711
    Philweb Corp.......................................   3,070,740     534,366
    Phinma Corp........................................     135,549      37,348
    Phoenix Petroleum Philippines, Inc.................     892,880     102,671
    RFM Corp...........................................   8,590,268   1,004,591
    Rizal Commercial Banking Corp......................   2,031,440   1,940,601
    Robinsons Land Corp................................   7,510,605   3,288,197
    San Miguel Pure Foods Co., Inc.....................      63,200     322,505
    Security Bank Corp.................................   1,547,208   3,861,421
    Semirara Mining Corp...............................     403,920   2,851,511
    Shang Properties, Inc..............................   1,448,970     102,848
    SM Prime Holdings, Inc.............................   3,396,145   1,159,710
    Trans-Asia Oil & Energy Development Corp...........   9,667,000     398,720
    Union Bank Of Philippines..........................     732,480   2,023,835
*   Universal Rightfield Property Holdings, Inc........   1,062,000          --
    Universal Robina Corp..............................   1,083,055   2,819,130
    Vista Land & Lifescapes, Inc.......................  26,547,100   3,040,662
                                                                    -----------
TOTAL PHILIPPINES......................................              54,474,411
                                                                    -----------
POLAND -- (2.3%)
    ABC Data SA........................................      32,605      41,838
    Action SA..........................................      13,461     210,923
*   Agora SA...........................................     279,183     871,666
*   Alchemia SA........................................     380,695     634,238
*   Alior Bank SA......................................       6,294     175,586
    Amica Wronki SA....................................       4,595     164,638
*   AmRest Holdings SE.................................      57,342   1,603,920
    Apator SA..........................................      52,649     697,085
    Asseco Poland SA...................................     586,023   8,540,201
    ATM SA.............................................      64,541     237,091
*   Bioton SA..........................................          --          --
*   Boryszew SA........................................  12,389,056   2,080,477
    Budimex SA.........................................      80,814   3,456,975
    CCC SA.............................................     112,156   4,229,832
#*  CD Projekt Red SA..................................     710,367   4,124,528
*   Ciech SA...........................................     284,083   2,789,862
*   Cinema City International NV.......................      53,690     578,501
*   City Interactive SA................................         740       2,992
    ComArch SA.........................................       2,740      73,150
*   Cyfrowy Polsat SA..................................      23,203     145,044
    Dom Development SA.................................       4,673      83,036
#*  Eko Export SA......................................      36,696     471,218
    Elektrobudowa SA...................................       8,568     338,532
    Emperia Holding SA.................................      76,556   1,723,046
    Enea SA............................................     135,577     537,477
    Eurocash SA........................................      56,937     739,170
    Fabryki Mebli Forte SA.............................      82,429   1,110,073

                                     1801

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
POLAND -- (Continued)
*   Famur SA...........................................   350,412 $    554,399
*   Farmacol SA........................................    50,868      950,642
    Firma Oponiarska Debica SA.........................    29,862      937,935
#   Getin Holding SA................................... 2,597,756    3,328,616
*   Getin Noble Bank SA................................ 1,920,184    1,892,258
    Grupa Azoty SA.....................................   102,926    1,708,501
    Grupa Kety SA......................................    43,241    2,950,435
*   Grupa Lotos SA.....................................   625,070    6,989,131
#*  Hawe SA............................................   846,548      905,371
*   Impexmetal SA......................................   862,318      910,235
*   Integer.pl SA......................................     3,939      362,064
*   Inter Cars SA......................................    18,718    1,210,527
#   Jastrzebska Spolka Weglowa SA......................    71,048    1,039,102
*   Kernel Holding SA..................................   230,383    2,777,487
    Kopex SA...........................................   214,308      910,211
*   KRUK SA............................................    19,296      503,953
*   LC Corp. SA........................................   132,324       67,989
    Lentex SA..........................................   178,538      458,175
    LPP SA.............................................     1,219    3,400,165
    Lubelski Wegiel Bogdanka SA........................   268,493   10,648,629
*   MCI Management SA..................................   225,220      691,963
*   Midas SA........................................... 1,314,145      291,206
*   Mostostal Zabrze Holding SA........................   116,051       78,721
*   Netia SA........................................... 1,781,299    2,749,335
    Neuca SA...........................................    14,151    1,238,509
    Orbis SA...........................................   130,535    1,625,219
    Pelion SA..........................................    47,515    1,332,086
*   Pfleiderer Grajewo SA..............................    26,312      223,137
*   Polimex-Mostostal SA............................... 3,287,314      134,907
*   Polnord SA.........................................    79,038      242,742
*   Polski Koncern Miesny Duda SA...................... 1,420,232      378,611
*   PZ Cormay SA.......................................   141,320      344,472
*   Rafako SA..........................................   289,263      582,400
*   Rovese SA.......................................... 2,130,455    1,402,230
*   Stalexport Autostrady SA...........................   123,433       97,875
    Stalprodukt SA.....................................     8,713      536,862
*   Sygnity SA.........................................    52,622      335,721
    Synthos SA......................................... 1,256,884    2,015,866
*   Trakcja SA......................................... 1,435,846      586,158
    TVN SA............................................. 1,367,212    6,731,270
*   Vistula Group SA...................................   620,764      367,884
    Warsaw Stock Exchange..............................   167,190    2,076,341
    Wawel SA...........................................       186       75,547
    Zaklady Chemiczne Police SA........................    76,751      423,620
*   Zespol Elektrowni Patnow Adamow Konin SA...........     2,793       20,573
                                                                  ------------
TOTAL POLAND...........................................            102,750,179
                                                                  ------------
SOUTH AFRICA -- (7.0%)
    Adcock Ingram Holdings, Ltd........................   945,633    5,741,599
    Adcorp Holdings, Ltd...............................   443,143    1,238,743
    Advtech, Ltd....................................... 1,892,578    1,353,048
    Aeci, Ltd..........................................   831,173    9,671,630
    Afgri, Ltd......................................... 1,539,432      930,195

                                     1802

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- -----------
SOUTH AFRICA -- (Continued)
#   African Bank Investments, Ltd...................... 4,805,683 $ 4,636,355
#   African Oxygen, Ltd................................   853,971   1,500,042
    Allied Electronics Corp., Ltd......................   194,270     406,898
*   ArcelorMittal South Africa, Ltd....................   788,004   2,704,632
    Argent Industrial, Ltd.............................    37,236      17,013
#   Astral Foods, Ltd..................................   270,651   2,125,777
*   Aveng, Ltd......................................... 3,212,008   6,803,007
    AVI, Ltd........................................... 2,687,799  12,464,144
    Barloworld, Ltd....................................   995,569   9,371,632
    Basil Read Holdings, Ltd...........................   325,585     219,465
    Bell Equipment, Ltd................................   158,539     305,412
    Blue Label Telecoms, Ltd........................... 2,599,582   2,048,840
*   Brait SE...........................................   586,473   2,537,200
    Business Connexion Group, Ltd...................... 1,486,408     694,092
#   Capitec Bank Holdings, Ltd.........................   129,311   2,193,836
#   Cashbuild, Ltd.....................................   165,133   2,035,658
    Caxton and CTP Publishers and Printers, Ltd........    36,508      59,252
    City Lodge Hotels, Ltd.............................   252,832   2,915,306
    Clicks Group, Ltd.................................. 2,182,174  11,199,361
    Clover Industries, Ltd.............................   664,206   1,061,946
*   Consolidated Infrastructure Group, Ltd.............    50,704     100,220
    Coronation Fund Managers, Ltd...................... 1,516,921  10,896,580
*   Corpgro, Ltd.......................................   241,136          --
    Cullinan Holdings, Ltd.............................   197,115      48,106
    Datacentrix Holdings, Ltd..........................   641,400     244,741
    DataTec, Ltd....................................... 1,309,341   5,596,050
    Delta EMD, Ltd.....................................    20,686       8,777
    Distell Group, Ltd.................................   250,943   3,185,301
    Distribution and Warehousing Network, Ltd..........   258,997     217,005
    DRDGOLD, Ltd....................................... 2,685,729   1,052,047
    ElementOne, Ltd....................................   325,845     260,333
    EOH Holdings, Ltd..................................   714,201   5,063,127
    Eqstra Holdings, Ltd............................... 1,785,379   1,112,828
*   Evraz Highveld Steel and Vanadium, Ltd.............   147,184     222,185
#   Famous Brands, Ltd.................................   372,869   3,361,878
    Foschini Group, Ltd. (The).........................   228,888   1,917,346
#   Grand Parade Investments, Ltd......................   496,913     215,364
    Grindrod, Ltd...................................... 3,072,812   7,001,991
    Group Five, Ltd....................................   808,824   2,886,703
    Harmony Gold Mining Co., Ltd.......................   290,786     831,208
#   Harmony Gold Mining Co., Ltd. Sponsored ADR........ 1,394,390   4,015,843
    Holdsport, Ltd.....................................    86,443     318,934
    Hudaco Industries, Ltd.............................   229,223   2,187,118
*   Hulamin, Ltd.......................................   516,167     298,994
    Iliad Africa, Ltd..................................   233,033     124,732
    Illovo Sugar, Ltd.................................. 1,763,937   4,270,791
    Invicta Holdings, Ltd..............................    15,799     174,683
*   JCI, Ltd........................................... 3,131,151          --
#   JD Group, Ltd...................................... 1,068,597   2,709,363
    JSE, Ltd...........................................   669,088   4,989,434
    KAP Industrial Holdings, Ltd....................... 1,933,652     597,563
#   Lewis Group, Ltd...................................   723,965   3,910,196
*   Merafe Resources, Ltd.............................. 5,558,867     499,971

                                     1803

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH AFRICA -- (Continued)
    Metair Investments, Ltd............................   840,565 $  3,281,237
    Mpact, Ltd......................................... 1,063,497    2,387,974
*   Murray & Roberts Holdings, Ltd..................... 3,176,473    7,090,476
    Mustek, Ltd........................................   740,975      366,537
    Nampak, Ltd........................................ 2,740,692    8,591,505
*   Northam Platinum, Ltd.............................. 2,013,223    7,541,963
    Nu-World Holdings, Ltd.............................    28,894       52,253
    Oceana Group, Ltd..................................   330,443    2,490,748
    Octodec Investments, Ltd...........................    10,288       16,815
    Omnia Holdings, Ltd................................   500,493    9,291,249
    Peregrine Holdings, Ltd............................   731,563    1,069,471
    Petmin, Ltd........................................ 1,215,428      215,181
#   Pick n Pay Stores, Ltd.............................   856,714    3,507,199
    Pinnacle Holdings, Ltd............................. 1,141,564    2,200,644
    Pioneer Foods, Ltd.................................   563,991    4,482,696
    PPC, Ltd........................................... 3,882,810   10,412,378
    Premium Properties, Ltd............................    34,094       50,599
    PSG Group, Ltd.....................................   782,739    5,599,596
    Raubex Group, Ltd..................................   751,024    1,546,809
*   RCL Foods, Ltd.....................................   481,527      700,582
    Resilient Property Income Fund, Ltd................   495,636    2,328,558
    Reunert, Ltd....................................... 1,247,680    7,183,342
*   Royal Bafokeng Platinum, Ltd.......................   263,339    1,485,177
    Santam, Ltd........................................   109,552    1,749,971
*   Sappi, Ltd......................................... 4,214,089   13,042,212
*   Sentula Mining, Ltd................................   550,183       16,438
    Sibanye Gold, Ltd.................................. 2,133,641    3,027,000
    Sibanye Gold, Ltd. Sponsored ADR...................   611,009    3,525,522
    Spar Group, Ltd. (The).............................   974,225   10,520,444
    Spur Corp., Ltd....................................   528,530    1,486,923
*   Stefanutti Stocks Holdings, Ltd....................   524,569      457,231
    Sun International, Ltd.............................   787,022    6,956,006
*   Super Group, Ltd................................... 2,514,934    6,171,548
*   Telkom SA SOC, Ltd................................. 2,029,722    5,529,532
*   Times Media Group, Ltd.............................    82,884      144,996
#   Tongaat Hulett, Ltd................................   734,460    8,017,114
    Trencor, Ltd.......................................   830,412    5,373,574
    Tsogo Sun Holdings, Ltd............................     2,955        6,900
    Value Group, Ltd...................................   363,719      167,636
    Wilson Bayly Holmes-Ovcon, Ltd.....................   447,982    5,919,248
    Zeder Investments, Ltd............................. 2,935,832    1,080,058
                                                                  ------------
TOTAL SOUTH AFRICA.....................................            307,639,837
                                                                  ------------
SOUTH KOREA -- (13.8%)
#*  3S Korea Co., Ltd..................................   110,238      429,917
#   Able C&C Co., Ltd..................................    39,551      984,355
#*  Actoz Soft Co., Ltd................................    23,002      778,814
#*  Advanced Nano Products Co., Ltd....................    16,684      268,642
#*  Advanced Process Systems Corp......................    98,230      846,304
#   Aekyung Petrochemical Co., Ltd.....................     6,167      314,153
#   AfreecaTV Co., Ltd.................................    44,376      447,127
#   Agabang&Company....................................   106,295      494,721
#   Ahnlab, Inc........................................     2,096      120,477

                                     1804

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
*   AJ Rent A Car Co., Ltd.............................  16,770 $  218,928
#   AK Holdings, Inc...................................  12,678    461,302
#*  Aminologics Co., Ltd...............................  99,300    163,871
    Anapass, Inc.......................................  37,905    437,506
*   Asia Cement Co., Ltd...............................   8,724    719,698
    ASIA Holdings Co., Ltd,............................   4,277    553,016
#   Asia Paper Manufacturing Co., Ltd..................  20,770    376,804
*   Asiana Airlines, Inc............................... 493,070  2,467,753
    AtlasBX Co., Ltd...................................  35,973  1,363,017
*   AUK Corp........................................... 199,140    399,155
#   Autech Corp........................................  45,433    262,072
#*  Avaco Co., Ltd.....................................  44,746    154,246
#   Baiksan Co., Ltd...................................  58,310    289,732
#*  Basic House Co., Ltd. (The)........................  37,960    894,836
#*  BH Co., Ltd........................................  57,838    636,402
#   BHI Co., Ltd.......................................  22,560    310,016
#   Binggrae Co., Ltd..................................  26,150  2,193,087
#   Bioland, Ltd.......................................  43,535    507,359
#   Biospace Co., Ltd..................................  48,097    434,095
#*  Biotoxtech Co., Ltd................................  17,509     68,958
    Bluecom Co., Ltd...................................  19,650    269,907
*   Bongshin Co., Ltd..................................      64         --
    Bookook Securities Co., Ltd........................   7,410     81,715
#*  Boryung Medience Co., Ltd..........................  28,638    181,577
#   Boryung Pharmaceutical Co., Ltd....................  23,013    691,106
    Bukwang Pharmaceutical Co., Ltd....................  81,519  1,048,220
    BYC Co., Ltd.......................................     710    124,113
#   Byucksan Corp...................................... 139,530    353,624
#*  CammSys Corp....................................... 176,838    363,511
#   Capro Corp......................................... 108,980    563,228
#*  Celltrion Pharm, Inc...............................  52,300    578,468
#*  Chabio & Diostech Co., Ltd......................... 208,424  2,226,851
#*  Charm Engineering Co., Ltd.........................  42,800     76,019
*   Cheil Worldwide, Inc...............................  31,545    820,063
    Chemtronics Co., Ltd...............................  37,574    635,710
#*  Chin Hung International, Inc....................... 199,911    294,168
*   China Great Star International, Ltd................ 266,117    452,450
#*  China Ocean Resources Co., Ltd..................... 324,810    943,235
*   Choa Pharmaceutical Co.............................  53,419    188,007
*   Chong Kun Dang Pharmaceutical Corp.................  34,126  2,212,682
#   Chongkundang Holdings Corp.........................  13,205    558,235
#   Choong Ang Vaccine Laboratory......................  16,852    223,280
    Chosun Refractories Co., Ltd.......................   2,777    200,116
#   Chungdahm Learning, Inc............................  17,619    212,674
#   CJ CGV Co., Ltd....................................  63,320  2,844,223
*   CJ E&M Corp........................................  94,096  2,943,654
#   CJ Freshway Corp...................................   8,022    209,265
#*  CJ Korea Express Co., Ltd..........................  28,793  2,852,695
    CJ O Shopping Co., Ltd.............................   5,103  1,912,022
#*  CJ Seafood Corp....................................  91,710    222,417
    CKD Bio Corp.......................................  12,620    192,745
#*  CNK International Co., Ltd.........................  59,774    189,891
#*  Com2uSCorp.........................................  33,128    707,720

                                     1805

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
#   Cosmax, Inc........................................  49,340 $ 2,502,538
#*  CosmoAM&T Co., Ltd.................................  20,020     115,452
#*  Cosmochemical Co., Ltd.............................  47,000     304,235
    Credu Corp.........................................  11,472     474,424
#   Crown Confectionery Co., Ltd.......................   3,089     952,338
#*  CrucialTec Co., Ltd................................  83,431     849,018
#*  CTC BIO, Inc.......................................  69,173   1,183,250
#*  CUROCOM Co., Ltd................................... 182,360     160,970
#*  D.I Corp........................................... 126,500   1,311,913
#   D.ID Corp..........................................  68,169     211,112
    Dae Dong Industrial Co., Ltd.......................  56,620     331,305
    Dae Han Flour Mills Co., Ltd.......................   5,340     722,542
#   Dae Hyun Co., Ltd.................................. 108,890     223,774
    Dae Won Kang Up Co., Ltd........................... 113,914     717,457
#*  Dae Young Packaging Co., Ltd....................... 329,600     222,574
#   Dae-Il Corp........................................  45,790     189,145
#*  Daea TI Co., Ltd................................... 304,300     463,408
#   Daechang Co., Ltd.................................. 311,170     282,319
#   Daeduck Electronics Co............................. 168,597   1,218,140
#   Daeduck GDS Co., Ltd...............................  92,186   1,372,171
#   Daegu Department Store.............................  39,730     737,986
#   Daehan Steel Co., Ltd..............................  60,820     351,861
#   Daehwa Pharmaceutical Co., Ltd.....................  63,319     394,059
    Daekyo Co., Ltd....................................  72,780     504,385
#*  Daekyung Machinery & Engineering Co., Ltd.......... 139,260     212,850
    Daelim Trading Co., Ltd............................  12,150      46,932
#   Daesang Corp....................................... 116,870   3,829,661
    Daesang Holdings Co., Ltd..........................  68,612     512,778
    Daesung Holdings Co., Ltd..........................  18,044     155,771
#   Daewon Pharmaceutical Co., Ltd.....................  54,481     628,295
    Daewon San Up Co., Ltd.............................  22,325     176,304
    Daewoong Co., Ltd..................................   3,947     147,244
    Daewoong Pharmaceutical Co., Ltd...................  23,245   1,616,360
*   Dahaam E-Tec Co., Ltd..............................   2,100       6,622
    Daishin Securities Co., Ltd........................ 198,340   1,403,255
#*  Danal Co., Ltd.....................................  10,675      88,734
#   Daou Data Corp.....................................  57,148     269,817
#   Daou Technology, Inc............................... 167,950   2,456,372
#*  Dasan Networks, Inc................................  79,038     397,048
#   Daum Communications Corp...........................  55,806   4,142,046
    Dawonsys Co., Ltd..................................   7,204      50,035
#   Dayou Automotive Seat Technology Co., Ltd.......... 315,450     319,708
#*  Deutsch Motors, Inc................................  15,505      65,568
    DGB Financial Group, Inc........................... 682,483  10,568,715
    Digital Chosun Co., Ltd............................   4,745       8,010
#   Digital Power Communications Co., Ltd..............  50,540     146,652
#*  Digitech Systems Co., Ltd..........................  68,918     217,308
#*  DIO Corp...........................................  66,510     540,164
    Dong Ah Tire & Rubber Co., Ltd.....................  23,935     454,275
#*  Dong Yang Gang Chul Co., Ltd....................... 135,820     235,511
    Dong-A Socio Holdings Co., Ltd.....................   9,385   1,112,361
#   Dong-Ah Geological Engineering Co., Ltd............  30,200     235,756
    Dong-Il Corp.......................................   3,402     164,397

                                     1806

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   Dongaone Co., Ltd.................................. 111,180 $  319,629
    Dongbang Agro Co...................................  10,840     64,348
#   Dongbang Transport Logistics Co., Ltd..............  75,370    164,809
    Dongbu CNI Co., Ltd................................  20,390     86,753
#*  Dongbu Corp........................................  41,240    114,847
*   Dongbu HiTek Co., Ltd.............................. 140,433    958,254
    Dongbu Securities Co., Ltd......................... 129,391    391,545
#*  Dongbu Steel Co., Ltd.............................. 118,046    356,156
    Dongil Industries Co., Ltd.........................   4,963    231,312
#   Dongjin Semichem Co., Ltd.......................... 133,403    467,088
*   Dongkook Industrial Co., Ltd.......................  97,720    206,387
#   DongKook Pharmaceutical Co., Ltd...................  17,428    559,505
#   Dongkuk Steel Mill Co., Ltd........................ 188,990  2,128,597
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........  95,369    391,683
    Dongsuh Co., Inc...................................  28,699    434,767
#   Dongsung Chemical Co., Ltd.........................   8,700    153,525
#   Dongsung Holdings Co., Ltd.........................  82,800    456,354
#   Dongsung Pharmaceutical Co., Ltd...................  35,980    128,214
#   Dongwha Pharm Co., Ltd............................. 107,890    494,514
    Dongwon F&B Co., Ltd...............................   6,814    840,653
#   Dongwon Industries Co., Ltd........................   5,912  1,614,215
*   Dongwon Systems Corp...............................   4,921     39,259
    Dongyang E&P, Inc..................................  10,828    179,542
#   Dongyang Mechatronics Corp......................... 125,881  1,220,611
#*  Doosan Engine Co., Ltd............................. 118,280    888,685
#*  Doosan Engineering & Construction Co., Ltd.........  18,730    281,733
#*  Doosan Infracore Co., Ltd.......................... 192,320  2,309,067
#   Dragonfly GF Co., Ltd..............................  32,142    160,464
#   DRB Holding Co., Ltd...............................  57,798    383,528
*   Duksan Hi-Metal Co., Ltd...........................  66,011  1,085,624
#   DuzonBIzon Co., Ltd................................ 109,890  1,116,128
#   e-LITECOM Co., Ltd.................................  34,066    535,858
    E1 Corp............................................  13,832    860,632
*   Eagon Industries Co., Ltd..........................   6,060     86,513
#   Easy Bio, Inc...................................... 180,267    724,496
*   Ecopro Co., Ltd....................................  49,386    296,497
#   EG Corp............................................  20,136    370,576
#*  ELK Corp...........................................  58,109    321,057
#   EMKOREA Co., Ltd...................................  38,277    261,625
#   ENF Technology Co., Ltd............................  41,230    349,376
    Eo Technics Co., Ltd...............................  16,829    720,207
#   Estechpharma Co., Ltd..............................  37,423    306,337
#*  ESTsoft Corp.......................................   7,299    115,579
    Eugene Corp........................................ 168,081    431,812
*   Eugene Investment & Securities Co., Ltd............ 247,273    474,565
#   Eugene Technology Co., Ltd.........................  72,878  1,251,043
#*  Farmsco............................................  10,730    112,782
    Fila Korea, Ltd....................................  46,332  3,608,023
#*  Finetex EnE, Inc...................................  86,393    213,797
#   Firstec Co., Ltd................................... 164,190    280,180
#*  Flexcom, Inc.......................................  53,658    520,729
#*  Foosung Co., Ltd................................... 139,299    434,691
    Fursys, Inc........................................  14,315    411,329

                                     1807

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
*   GameHi Co., Ltd....................................  49,781 $  319,028
#*  Gamevil, Inc.......................................  28,066  1,164,883
    Gaon Cable Co., Ltd................................  10,754    209,784
#*  Genexine Co., Ltd..................................   3,715     99,756
#*  Genic Co., Ltd.....................................  21,400    344,393
    GIIR, Inc..........................................  10,990     82,806
    Global & Yuasa Battery Co., Ltd....................  28,740  1,452,020
#*  GNCO Co., Ltd...................................... 206,634    239,537
#   Golfzon Co., Ltd...................................  63,123    965,055
#   Grand Korea Leisure Co., Ltd....................... 150,160  5,745,469
*   Green Cross Cell Corp..............................   1,031     21,175
    Green Cross Corp...................................  33,326  4,068,466
    Green Cross Holdings Corp.......................... 102,550  1,274,214
*   Green Non-Life Insurance Co., Ltd..................  22,357         --
#   GS Engineering & Construction Corp................. 168,880  5,232,562
#   GS Global Corp.....................................  64,716    500,251
    GS Home Shopping, Inc..............................   8,182  2,108,706
#   GSretail Co., Ltd..................................  60,080  1,422,525
#   Gwangju Shinsegae Co., Ltd.........................   3,400    767,265
#   Haesung Industrial Co., Ltd........................  11,901    621,502
#   Halla Corp.........................................  75,562    343,923
#   Halla Visteon Climate Control Corp.................  53,000  1,936,292
#   Han Kuk Carbon Co., Ltd............................ 138,853    975,675
#*  Hana Micron, Inc...................................  33,609    182,198
    Hana Tour Service, Inc.............................   2,265    150,133
#*  Hanall Biopharma Co., Ltd..........................  92,648    342,258
#   Handok, Inc........................................  31,380    504,499
#   Handsome Co., Ltd..................................  69,759  1,868,594
    Hanil Cement Co., Ltd..............................  20,147  1,698,239
#   Hanil E-Wha Co., Ltd............................... 111,930  1,729,202
#*  Hanjin Heavy Industries & Construction Co., Ltd.... 239,542  2,973,475
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd.........................................  66,020    674,928
#*  Hanjin P&C Co., Ltd................................ 110,818    131,470
#*  Hanjin Shipping Co., Ltd........................... 426,928  2,534,264
#*  Hanjin Shipping Holdings Co., Ltd..................  54,244    226,952
    Hanjin Transportation Co., Ltd.....................  48,021  1,137,272
    Hankook Shell Oil Co., Ltd.........................   3,445  1,218,238
*   Hankuk Glass Industries, Inc.......................  11,460    182,767
    Hankuk Paper Manufacturing Co., Ltd................  11,500    277,135
*   Hanmi Pharm Co., Ltd...............................  26,516  3,436,810
#*  Hanmi Science Co., Ltd.............................  88,600  1,074,364
#   Hanmi Semiconductor Co., Ltd.......................  53,050    539,202
#   Hansae Co., Ltd....................................  79,796  1,515,493
    Hansae Yes24 Holdings Co., Ltd.....................  56,991    294,457
#   Hansol Chemical Co., Ltd...........................  48,160  1,233,543
#   Hansol CSN......................................... 205,620    564,912
#*  Hansol HomeDeco Co., Ltd........................... 276,470    496,079
    Hansol Paper Co.................................... 203,390  2,279,085
#*  Hansol Technics Co., Ltd...........................  71,999  1,476,053
    Hanssem Co., Ltd...................................  49,360  2,398,917
    Hanwha Corp........................................ 148,570  4,999,654
*   Hanwha General Insurance Co., Ltd.................. 143,570    679,466
*   Hanwha Investment & Securities Co., Ltd............ 293,301    929,321

                                     1808

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES    VALUE++
                                                        ------- -----------
SOUTH KOREA -- (Continued)
    Hanwha Timeworld Co., Ltd..........................   8,190 $   237,259
*   Hanyang Eng Co., Ltd...............................  38,214     223,571
    Hanyang Securities Co., Ltd........................  15,710      90,616
#*  Harim Holdings Co., Ltd............................  46,560     190,489
#   Heung-A Shipping Co., Ltd.......................... 447,027     554,795
*   Heungkuk Fire & Marine Insurance Co., Ltd..........  74,867     290,326
    High Tech Pharm Co., Ltd...........................  18,898     253,670
#   Hite Jinro Co., Ltd................................ 140,668   2,800,453
    Hitejinro Holdings Co., Ltd........................  36,750     392,929
    HMC Investment Securities Co., Ltd.................  90,880     775,764
#   Hotel Shilla Co., Ltd.............................. 161,958  11,631,159
#   Huchems Fine Chemical Corp......................... 109,178   2,326,589
    Humax Co., Ltd.....................................  56,311     609,005
#   Huons Co., Ltd.....................................  31,243   1,096,026
#   Husteel Co., Ltd...................................  19,550     327,704
    Huvis Corp.........................................  63,290     601,512
#   Huvitz Co., Ltd....................................  35,481     498,387
#   Hwa Shin Co., Ltd..................................  87,220     884,510
    Hwacheon Machine Tool Co., Ltd.....................   4,979     237,612
    Hy-Lok Corp........................................  39,193     976,342
    Hyosung Corp....................................... 121,019   7,559,370
*   Hyundai BNG Steel Co., Ltd.........................  51,160     716,858
    Hyundai Corp.......................................  58,941   1,821,014
#   Hyundai Development Co............................. 299,750   6,758,443
#*  Hyundai Elevator Co., Ltd..........................  42,802   1,848,821
#   Hyundai Engineering Plastics Co., Ltd..............  93,890     608,170
#   Hyundai Greenfood Co., Ltd......................... 232,990   3,912,476
    Hyundai Home Shopping Network Corp.................  28,927   4,877,305
    Hyundai Hy Communications & Networks Co., Ltd...... 125,660     660,952
    Hyundai Marine & Fire Insurance Co., Ltd...........  27,130     779,001
#*  Hyundai Merchant Marine Co., Ltd................... 248,032   3,338,087
#   Hyundai Mipo Dockyard..............................   2,711     434,908
    Hyundai Securities Co., Ltd........................ 590,660   3,147,708
#   Hyunjin Materials Co., Ltd.........................  65,164     406,453
#*  HyVision System, Inc...............................  54,040     524,614
*   ICD Co., Ltd.......................................  26,262     269,945
#*  IHQ, Inc........................................... 102,820     234,878
#   Il Dong Pharmaceutical Co., Ltd....................  46,965     695,377
#   Iljin Display Co., Ltd.............................  13,638     171,864
#   Iljin Electric Co., Ltd............................  81,849     542,611
#*  Iljin Materials Co., Ltd...........................  66,150     650,211
#   Ilshin Spinning Co., Ltd...........................   6,835     731,807
#   Ilsung Pharmaceuticals Co., Ltd....................   2,864     204,003
    Ilyang Pharmaceutical Co., Ltd.....................  39,868     942,129
#   IM Co., Ltd........................................  65,996     231,174
#   iMarketKorea, Inc..................................  88,230   2,386,949
#   iMBC Co., Ltd......................................  51,282     197,642
#*  Infinitt Healthcare Co., Ltd.......................  24,327     170,054
#*  Infopia Co., Ltd...................................  36,952     464,237
#*  Infraware, Inc.....................................  73,042     695,542
#*  InkTec Co., Ltd....................................  30,500     645,278
#   Innochips Technology, Inc..........................  19,183     191,992
#   InnoWireless, Inc..................................  21,995     257,732

                                     1809

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Innox Corp.........................................  46,676 $  940,945
    Intelligent Digital Integrated Securities Co., Ltd.  11,435    214,112
#*  Interflex Co., Ltd.................................  43,389    825,872
    Intergis Co., Ltd..................................   5,610     35,117
#   Interojo Co., Ltd..................................  34,343    683,152
#   Interpark Corp..................................... 158,768  2,023,814
    INTOPS Co., Ltd....................................  34,086    629,276
    Inzi Controls Co., Ltd.............................  45,990    193,477
#   INZI Display Co., Ltd..............................  64,622     97,786
#*  IS Dongseo Co., Ltd................................  52,132    801,644
#   ISU Chemical Co., Ltd..............................  57,600    656,506
#   IsuPetasys Co., Ltd................................ 140,580    770,241
#   Jahwa Electronics Co., Ltd.........................  62,700  1,121,090
#*  JB Financial Group Co., Ltd........................ 402,950  2,584,156
#   JCEntertainment Corp...............................  33,920    679,919
*   Jcontentree Corp...................................  96,061    292,450
    Jeil Pharmaceutical Co.............................  28,520    390,065
#*  Jeju Semiconductor Corp............................  33,053    121,668
    Jinro Distillers Co., Ltd..........................     615     11,453
#   Jinsung T.E.C......................................  70,489    359,008
#   JNK Heaters Co., Ltd...............................  11,537     85,494
#*  Joymax Co., Ltd....................................  21,192    443,870
#*  Jusung Engineering Co., Ltd........................ 142,271    680,895
#*  JVM Co., Ltd.......................................  15,235    770,015
    JW Holdings Co., Ltd............................... 175,620    403,310
    JW Pharmaceutical Corp.............................  43,765    655,400
#   JW Shinyak Corp....................................  26,128     95,339
#*  JYP Entertainment Corp.............................  70,159    290,796
#   KC Cottrell Co., Ltd...............................  28,203    241,509
#   KC Green Holdings Co., Ltd.........................  39,060    191,060
#   KC Tech Co., Ltd................................... 123,092    630,410
*   KCO Energy, Inc....................................     120         --
#   KCP Co., Ltd.......................................  47,433    534,411
*   Keangnam Enterprises, Ltd..........................   5,833     24,270
#*  KEC Corp........................................... 101,438     74,539
#   KEPCO Engineering & Construction Co., Inc..........  17,746  1,116,532
#   KEPCO Plant Service & Engineering Co., Ltd.........  29,999  1,567,484
#   Keyang Electric Machinery Co., Ltd.................  66,240    178,553
    KG Chemical Corp...................................  16,990    270,061
#   Kginicis Co., Ltd..................................  48,564    835,281
#   KGMobilians Co., Ltd...............................  50,860    563,970
#*  KH Vatec Co., Ltd..................................  54,402  1,274,234
#   KISCO Corp.........................................  18,970    471,666
    KISCO Holdings Co., Ltd............................   2,292     86,394
    Kishin Corp........................................  49,420    345,194
    KISWIRE, Ltd.......................................  25,959    854,586
#   KIWOOM Securities Co., Ltd.........................  60,791  3,079,953
*   KMH Co., Ltd.......................................  42,510    347,392
#*  KMW Co., Ltd.......................................  40,282    619,715
#*  Koentec Co., Ltd................................... 194,086    384,826
#   Koh Young Technology, Inc..........................  42,489  1,151,230
#   Kolao Holdings..................................... 101,863  2,119,176
#   Kolon Corp.........................................  34,739    520,375

                                     1810

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  Kolon Global Corp.................................. 174,260 $  492,351
    Kolon Industries, Inc..............................  85,903  4,017,919
#   Kolon Life Science, Inc............................  18,540    997,725
*   Komipharm International Co., Ltd................... 113,564    806,338
#   KONA I Co., Ltd....................................  38,594  1,343,814
    Kook Je Electric Korea Co., Ltd....................  21,581    359,351
#   Kook Soon Dang Brewery Co., Ltd....................  18,197    105,327
    Korea Airport Service Co., Ltd.....................   4,550    109,090
#   Korea Cast Iron Pipe Industries Co., Ltd...........   8,530     29,536
*   Korea Circuit Co., Ltd.............................  51,766    578,516
    Korea District Heating Corp........................  15,021  1,008,223
    Korea Electric Terminal Co., Ltd...................  28,750  1,107,714
    Korea Export Packaging Industrial Co., Ltd.........   4,840    100,517
*   Korea Flange Co., Ltd..............................  10,590    116,818
#*  Korea Info & Comm..................................  56,303    260,781
    Korea Investment Holdings Co., Ltd................. 159,550  5,839,210
#   Korea Kolmar Co., Ltd..............................  69,030  1,821,188
#   Korea Kolmar Holdings Co., Ltd.....................  33,913    445,622
#*  Korea Petrochemical Ind Co., Ltd...................  14,789  1,030,881
#   Korea United Pharm, Inc............................  50,081    488,045
*   Korean Air Lines Co., Ltd..........................  77,730  2,475,016
#   Korean Reinsurance Co.............................. 440,485  4,628,892
#   Kortek Corp........................................  42,574    569,789
#   KPF................................................  42,149    221,841
    KPX Chemical Co., Ltd..............................   6,479    395,747
#*  KSCB Co., Ltd......................................   7,972     29,105
*   KT Hitel Co., Ltd..................................  34,702    270,605
    KT Skylife Co., Ltd................................  89,320  2,310,797
#*  KTB Investment & Securities Co., Ltd............... 279,130    572,486
    Kukdo Chemical Co., Ltd............................  18,632    896,721
#   Kumho Electric Co., Ltd............................  18,040    441,396
#*  Kumho Industrial Co., Ltd..........................   8,649     86,974
#*  Kumho Tire Co., Inc................................ 280,529  3,595,714
#*  Kun Wha Pharmaceutical Co., Ltd....................   7,580    131,437
    Kunsul Chemical Industrial Co., Ltd................  12,490    322,002
    Kwang Dong Pharmaceutical Co., Ltd................. 194,647  1,346,577
#*  Kwang Myung Electric Engineering Co., Ltd.......... 192,960    419,385
*   Kyeryong Construction Industrial Co., Ltd..........  10,030     79,544
    Kyobo Securities Co................................  98,440    429,061
#   Kyung Dong Navien Co., Ltd.........................  28,750    514,823
#   Kyung-In Synthetic Corp............................  81,020    303,452
    Kyungbang, Ltd.....................................   2,539    264,378
    Kyungchang Industrial Co., Ltd.....................  11,335    100,696
    KyungDong City Gas Co., Ltd........................  10,786    987,446
    Kyungdong Pharm Co., Ltd...........................  26,493    366,075
    Kyungnam Energy Co., Ltd...........................  78,800    459,149
#   L&F Co., Ltd.......................................  37,532    284,544
#*  LB Semicon, Inc.................................... 158,270    306,387
#   LEENO Industrial, Inc..............................  50,300  1,265,078
    LG Fashion Corp....................................  97,025  2,641,326
    LG Hausys, Ltd.....................................  32,510  4,722,647
#*  LG Innotek Co., Ltd................................  55,586  4,369,029
#   LG International Corp.............................. 156,201  4,295,457

                                     1811

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
#*  LG Life Sciences, Ltd..............................    51,993 $1,976,445
    LIG Insurance Co., Ltd.............................   199,300  5,832,813
    Livart Furniture Co., Ltd..........................    47,160    586,231
#   LMS Co., Ltd.......................................    24,098    407,414
#   Lock & Lock Co., Ltd...............................   132,290  2,714,364
#*  Logistics Energy Korea Co., Ltd....................   134,570    246,631
    Lotte Chilsung Beverage Co., Ltd...................     3,160  4,802,038
    Lotte Confectionery Co., Ltd.......................     2,641  4,601,585
    Lotte Food Co., Ltd................................     3,776  2,754,887
#   LOTTE Himart Co., Ltd..............................    35,877  2,584,335
*   Lotte Non-Life Insurance Co., Ltd..................   113,024    353,593
    LS Corp............................................    18,266  1,425,110
    LS Industrial Systems Co., Ltd.....................    72,572  4,479,606
#*  Lumens Co., Ltd....................................   180,215  1,850,348
    Macquarie Korea Infrastructure Fund................ 1,514,061  8,483,144
*   Macrogen, Inc......................................    26,706    765,967
#   Maeil Dairy Industry Co., Ltd......................    40,992  1,624,888
#   Mando Corp.........................................    60,934  6,806,256
#*  Medifron DBT Co., Ltd..............................   120,344    333,846
#*  Medipost Co., Ltd..................................     3,841    217,871
    Medy-Tox, Inc......................................    20,205  3,201,911
    MegaStudy Co., Ltd.................................    23,359  1,833,804
#   Melfas, Inc........................................    80,390    686,220
    Meritz Financial Group Inc.........................   101,782    703,804
    Meritz Fire & Marine Insurance Co., Ltd............   249,565  3,486,638
#   Meritz Securities Co., Ltd......................... 1,043,095  1,723,603
    Mi Chang Oil Industrial Co., Ltd...................     2,078    138,777
    Mirae Asset Securities Co., Ltd....................   125,804  4,168,702
#*  Mirae Corp.........................................   436,967    121,363
*   Miwon Chemicals Co., Ltd...........................     1,890     59,603
*   Miwon Commercial Co., Ltd..........................       716    118,041
*   Miwon Specialty Chemical Co., Ltd..................     1,041    349,044
#   MK Electron Co., Ltd...............................    86,407    336,317
#   MNTech Co., Ltd....................................    86,871    501,520
#   Modetour Network, Inc..............................    53,178  1,148,748
    Monalisa Co., Ltd..................................    68,050    147,932
    Moorim P&P Co., Ltd................................   133,920    626,634
*   Moorim Paper Co., Ltd..............................    14,780     38,940
    Motonic Corp.......................................    56,730    602,932
#   Muhak Co., Ltd.....................................    17,259    298,429
    Namhae Chemical Corp...............................   120,134    842,465
    Namyang Dairy Products Co., Ltd....................     1,390  1,129,725
    National Plastic Co................................    56,060    291,818
#*  Neowiz Games Corp..................................    65,519  1,026,510
*   NEOWIZ HOLDINGS Corp...............................    24,844    284,501
*   Neowiz Internet Corp...............................     1,092     10,359
#   NEPES Corp.........................................    94,472    714,589
#   Nexen Corp.........................................    33,168  2,412,676
#   Nexen Tire Corp....................................   161,910  2,216,822
#*  Nexolon Co., Ltd...................................    50,200     54,664
    NH Investment & Securities Co., Ltd................   126,810    583,037
    NICE Holdings Co., Ltd.............................    49,440    637,131
    NICE Information Service Co., Ltd..................     3,914     10,921

                                     1812

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#   NK Co., Ltd........................................  93,370 $  297,779
#   Nong Shim Holdings Co., Ltd........................   8,834    688,957
    NongShim Co., Ltd..................................  17,374  4,398,234
    Noroo Holdings Co., Ltd............................   1,820     30,878
#   OCI Materials Co., Ltd.............................  32,432    919,526
#*  OPTRON-TEC, Inc....................................  75,216    645,513
#*  Orientbio, Inc..................................... 218,393    116,447
#*  OSANGJAIEL Co., Ltd................................  45,028    564,497
#*  Osstem Implant Co., Ltd............................  53,389  1,349,742
#*  Osung LST Co., Ltd.................................  58,394     79,106
    Ottogi Corp........................................   5,962  2,194,508
#   Paik Kwang Industrial Co., Ltd.....................  63,931    168,763
#   Pan-Pacific Co., Ltd...............................  79,976    196,030
#*  PaperCorea, Inc.................................... 147,900     83,393
    Paradise Co., Ltd..................................  30,135    767,392
#   Partron Co., Ltd................................... 194,543  2,428,003
#*  Pharmicell Co., Ltd................................ 129,934    433,047
    Poongsan Corp...................................... 104,011  2,525,697
#   Poongsan Holdings Corp.............................  16,717    454,999
#   POSCO Chemtech Co., Ltd............................   9,949  1,188,767
*   POSCO Coated & Color Steel Co., Ltd................   4,130     54,982
#   Posco ICT Co., Ltd................................. 217,383  1,568,736
#   Posco M-Tech Co., Ltd..............................  82,983    434,446
#*  Posco Plantec Co., Ltd.............................  55,310    318,789
#*  Power Logics Co., Ltd.............................. 112,474    419,199
#*  PSK, Inc...........................................  58,750    567,543
    Pulmuone Holdings Co., Ltd.........................   4,811    343,806
#   Pyeong Hwa Automotive Co., Ltd.....................  59,253  1,151,949
#*  Redrover Co., Ltd..................................  93,761    808,508
    Reyon Pharmaceutical Co., Ltd......................  11,240    210,213
#   RFsemi Technologies, Inc...........................  30,415    269,082
    RFTech Co., Ltd....................................   9,372    105,310
#   Romanson Co., Ltd..................................  10,658     93,507
#   S&T Corp...........................................   5,003     77,542
    S&T Dynamics Co., Ltd.............................. 129,682  1,443,821
#   S&T Holdings Co., Ltd..............................  21,808    313,113
    S&T Motiv Co., Ltd.................................  50,410  1,297,273
#*  S&T Motors Co., Ltd................................ 188,180    110,365
    S-1 Corp...........................................  68,527  4,971,479
#   S-Energy Co., Ltd..................................  37,010    399,067
#   S-MAC Co., Ltd.....................................  78,277    752,457
#   Saeron Automotive Corp.............................   2,640     23,080
#*  Sajo Industries Co., Ltd...........................  11,014    287,487
    Sam Young Electronics Co., Ltd.....................  63,000    550,793
#   Sam Yung Trading Co., Ltd..........................  54,602    918,890
    Samchully Co., Ltd.................................  13,755  1,557,340
#   SAMHWA Paints Industrial Co., Ltd..................  14,510    155,791
#   Samick Musical Instruments Co., Ltd................ 245,620    480,047
#   Samick THK Co., Ltd................................  35,630    280,689
#   Samjin Pharmaceutical Co., Ltd.....................  59,596    903,746
#   Samkwang Glass.....................................  17,041    754,046
#   Samlip General Foods Co., Ltd......................   9,750    546,806
#   Samsung Fine Chemicals Co., Ltd....................  93,648  3,535,259

                                     1813

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES   VALUE++
                                                        ------- ----------
SOUTH KOREA -- (Continued)
#*  SAMT Co., Ltd......................................  59,654 $  122,805
#   Samyang Foods Co., Ltd.............................  17,230    450,717
    Samyang Holdings Corp..............................  20,208  1,292,479
    Samyang Tongsang Co., Ltd..........................   1,760     42,385
#   Samyoung Chemical Co., Ltd......................... 173,170    326,821
#   Sangbo Corp........................................  49,604    555,580
#*  Sapphire Technology Co., Ltd.......................  14,865    546,894
    Satrec Initiative Co., Ltd.........................   5,805     93,460
    SAVEZONE I&C Corp..................................  24,070    112,340
    SBS Contents Hub Co., Ltd..........................  21,793    311,058
#   SBS Media Holdings Co., Ltd........................ 195,940    877,846
#*  SBW................................................ 340,780    217,096
#   Seah Besteel Corp..................................  65,015  1,425,327
    SeAH Holdings Corp.................................   4,622    401,359
    SeAH Steel Corp....................................  10,931    832,026
#   Sebang Co., Ltd....................................  51,495    914,744
#*  Seegene, Inc.......................................  35,613  1,979,115
#   Sejong Industrial Co., Ltd.........................  48,360    732,479
    Sempio Foods Co....................................   7,350    167,289
#*  Seobu T&D..........................................  32,501    588,839
#   Seohan Co., Ltd.................................... 411,355    639,860
#*  Seohee Construction Co., Ltd....................... 728,878    421,469
#   Seoul Semiconductor Co., Ltd.......................  36,969  1,577,018
    Seowon Co., Ltd....................................  19,640     30,527
#   SEOWONINTECH Co., Ltd..............................  45,291    579,282
#*  Sewon Cellontech Co., Ltd.......................... 124,121    292,557
    Sewon Precision Industry Co., Ltd..................   1,680     42,685
#   SEWOONMEDICAL Co., Ltd.............................  95,161    404,580
#   SFA Engineering Corp...............................  43,987  1,851,122
#*  SG Corp............................................ 575,100    323,845
#*  SH Energy & Chemical Co., Ltd...................... 375,570    250,256
    Shin Poong Pharmaceutical Co., Ltd................. 138,450    620,759
*   Shine Co., Ltd.....................................  29,263    258,713
#*  Shinil Industrial Co., Ltd......................... 228,580    313,163
    Shinsegae Co., Ltd.................................  35,692  7,620,742
    Shinsegae Information & Communication Co., Ltd.....   3,374    250,526
#   Shinsegae International Co., Ltd...................   9,971    774,405
#*  Shinsung Solar Energy Co., Ltd..................... 225,762    240,425
#*  Shinsung Tongsang Co., Ltd......................... 256,840    221,332
*   Shinwha Intertek Corp..............................   3,926      9,529
*   Shinwon Corp.......................................  19,980     24,410
    Shinyoung Securities Co., Ltd......................  14,050    520,439
#*  Signetics Corp..................................... 166,628    341,408
#   SIGONG TECH Co., Ltd...............................  67,831    198,864
#   Silicon Works Co., Ltd.............................  48,203  1,022,413
#   Silla Co., Ltd.....................................  36,700    846,363
#   Simm Tech Co., Ltd................................. 114,351    657,271
#   SIMPAC, Inc........................................  73,030    481,507
    Sindoh Co., Ltd....................................  10,939    630,934
#   SJM Co., Ltd.......................................  38,370    359,753
*   SK Broadband Co., Ltd.............................. 726,646  3,191,309
#   SK Chemicals Co., Ltd..............................  72,371  3,929,626
#*  SK Communications Co., Ltd.........................  79,814    519,830

                                     1814

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
SOUTH KOREA -- (Continued)
    SK Gas Co., Ltd....................................    18,599 $1,253,661
    SK Networks Co., Ltd...............................   660,780  5,171,714
*   SK Securities Co., Ltd............................. 1,344,790    891,116
#   SKC Co., Ltd.......................................   103,527  2,963,665
#   SL Corp............................................    68,020  1,090,130
#*  SM Culture & Contents Co., Ltd.....................    89,525    224,711
#*  SM Entertainment Co................................    77,229  3,283,676
#*  Solborn, Inc.......................................    30,223    103,193
*   Solco Biomedical Co., Ltd..........................    56,341     37,639
#   Songwon Industrial Co., Ltd........................    74,660    658,057
#*  Sonokong Co., Ltd..................................    86,999    195,920
    Soulbrain Co., Ltd.................................    32,163  1,227,843
*   Ssangyong Cement Industrial Co., Ltd...............    99,641    704,295
#   Steel Flower Co., Ltd..............................    29,816    144,630
*   STS Semiconductor & Telecommunications.............   109,894    381,412
#   STX Corp. Co., Ltd.................................    83,769    128,631
#*  STX Engine Co., Ltd................................   115,112    411,379
*   STX Offshore & Shipbuilding Co., Ltd...............    80,856    399,222
#*  STX Pan Ocean Co., Ltd.............................    17,111     68,269
#   Suheung Capsule Co., Ltd...........................    32,370  1,080,108
    Sun Kwang Co., Ltd.................................    15,705    257,255
    Sung Kwang Bend Co., Ltd...........................    62,624  1,327,480
*   Sungchang Enterprise Holdings, Ltd.................    23,520    381,649
*   Sungshin Cement Co., Ltd...........................    50,270    329,108
    Sungwoo Hitech Co., Ltd............................   128,611  1,839,507
    Sunjin Co., Ltd....................................    25,055    617,014
#*  Sunny Electronics Corp.............................    69,360    287,199
#*  Suprema, Inc.......................................    57,629  1,366,429
#*  Synopex, Inc.......................................   261,562    393,151
    Tae Kyung Industrial Co., Ltd......................    33,700    149,178
    Taekwang Industrial Co., Ltd.......................     1,928  2,523,803
#*  Taesan LCD Co., Ltd................................     3,402      8,406
#*  Taewoong Co., Ltd..................................    45,326  1,109,827
    Taeyoung Engineering & Construction Co., Ltd.......   200,500  1,011,301
#*  Taihan Electric Wire Co., Ltd......................   113,742    218,236
    Tailim Packaging Industrial Co., Ltd...............   141,790    259,904
#   TCC Steel..........................................    38,096    118,565
*   Tera Resource Co., Ltd............................. 1,023,294     48,669
#*  Tera Semicon Co., Ltd..............................     1,725     26,999
    TES Co Ltd/Korea...................................    25,170    273,781
#*  Theall Medi Bio....................................    45,340     95,369
#*  Theragen Etex Co., Ltd.............................    50,167    300,625
#*  TK Chemical Corp...................................   222,222    381,893
#   Tong Yang Moolsan Co., Ltd.........................    22,590    173,065
    Tongyang Life Insurance............................   192,400  1,947,760
    TONGYANG Securities, Inc...........................    12,966     28,540
#*  Top Engineering Co., Ltd...........................    43,811    169,401
#*  Toptec Co., Ltd....................................    39,069    460,965
#   Tovis Co., Ltd.....................................    49,833    253,865
#*  Trais Co., Ltd.....................................    69,289    180,101
*   Trigem Computer, Inc...............................         1         --
#   TS Corp............................................    18,630    484,000
#*  UBCare Co., Ltd....................................    58,297    159,960

                                     1815

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH KOREA -- (Continued)
    Ubiquoss, Inc......................................    33,174 $    261,413
#*  Ubivelox, Inc......................................    15,537      242,414
#   UI Display Co., Ltd................................    34,401      317,344
#   Uju Electronics Co., Ltd...........................    31,398      470,822
    Unid Co., Ltd......................................    17,354      964,078
    Union Steel........................................     8,052      112,408
#*  Uniquest Corp......................................    16,050      219,076
#*  Unison Co., Ltd....................................    99,851      235,750
#   Value Added Technologies Co., Ltd..................    39,778      474,897
#*  VGX International, Inc.............................   134,370      172,958
#   Vieworks Co., Ltd..................................    37,657      868,990
#   Visang Education, Inc..............................    29,722      323,617
#*  Webzen, Inc........................................    31,367      189,731
#*  WeMade Entertainment Co., Ltd......................    33,045    1,292,491
#   Whanin Pharmaceutical Co., Ltd.....................    43,130      493,202
#*  WillBes & Co. (The)................................   269,780      248,522
#*  WiSoL Co., Ltd.....................................    53,318      483,490
#*  WONIK CUBE Corp....................................    20,753       46,629
#*  Wonik IPS Co., Ltd.................................   162,920    1,494,737
#   Woojeon & Handan Co., Ltd..........................    63,601      432,937
*   Woongjin Chemical Co., Ltd.........................   121,710    1,217,123
#*  Woongjin Energy Co., Ltd...........................   212,230      432,490
*   Woongjin Holdings Co., Ltd.........................         1            3
#*  Woongjin Thinkbig Co., Ltd.........................    74,779      480,946
#   Wooree ETI Co., Ltd................................   139,474      335,467
    Woori Financial Co., Ltd...........................    55,498    1,070,539
    Woori Investment & Securities Co., Ltd.............   617,082    5,207,257
#*  Woori Investment Bank.............................. 1,549,340      810,683
#   WooSung Feed Co., Ltd..............................    86,370      241,574
#   Y G-1 Co., Ltd.....................................    70,378      603,746
    YESCO Co., Ltd.....................................    13,100      441,637
#   YG Entertainment, Inc..............................    27,822    1,547,646
#   Yoosung Enterprise Co., Ltd........................    64,900      246,839
    YooSung T&S Co., Ltd...............................    23,393       37,469
    Youlchon Chemical Co., Ltd.........................    59,750      663,022
    Young Poong Corp...................................     2,389    2,712,385
*   Young Poong Mining & Construction Corp.............     1,580           --
    Young Poong Precision Corp.........................    35,929      319,495
#   Youngone Corp......................................   104,914    3,773,656
    Youngone Holdings Co., Ltd.........................    28,420    1,914,095
    Yuhan Corp.........................................    44,525    8,073,637
    YuHwa Securities Co., Ltd..........................    13,060      143,926
#*  Yungjin Pharmaceutical Co., Ltd....................   469,292      729,360
                                                                  ------------
TOTAL SOUTH KOREA......................................            603,093,551
                                                                  ------------
TAIWAN -- (14.1%)
#   A-DATA Technology Co., Ltd......................... 1,078,000    2,422,716
    Ability Enterprise Co., Ltd........................ 1,749,076    1,110,478
    AcBel Polytech, Inc................................ 1,849,599    1,917,877
    Accton Technology Corp............................. 2,461,763    1,329,993
#   Ace Pillar Co., Ltd................................   254,008      221,988
    ACES Electronic Co., Ltd...........................   421,000      364,093
    ACHEM TECHNOLOGY Corp..............................   868,860      576,076

                                     1816

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
*   Acme Electronics Corp..............................    99,295 $  163,095
#   Acter Co., Ltd.....................................   180,000    712,442
*   Action Electronics Co., Ltd........................   761,635    161,606
    Actron Technology Corp.............................   263,150    928,949
#   Adlink Technology, Inc.............................   473,985    735,282
#   Advanced Ceramic X Corp............................   222,000  1,016,082
    Advanced International Multitech Co., Ltd..........   425,000    446,810
#   Advancetek Enterprise Co., Ltd.....................   638,917    766,569
#*  AGV Products Corp.................................. 2,428,801    722,040
#   AimCore Technology Co., Ltd........................   245,589    291,391
    Airtac International Group.........................    19,260    173,762
#   Alcor Micro Corp...................................   379,000    428,051
    ALI Corp........................................... 1,479,000  1,507,403
    Allis Electric Co., Ltd............................    54,000     17,341
    Alltop Technology Co., Ltd.........................    54,000     47,527
    Alpha Networks, Inc................................ 1,582,763  1,285,924
    Altek Corp......................................... 1,893,637  1,783,211
    Ambassador Hotel (The)............................. 1,385,000  1,345,613
#   AMPOC Far-East Co., Ltd............................   450,444    356,833
    AmTRAN Technology Co., Ltd......................... 4,067,951  2,623,069
    Anpec Electronics Corp.............................   577,000    436,595
#   Apacer Technology, Inc.............................   541,576    504,012
    APCB, Inc..........................................   719,000    456,979
#   Apex Biotechnology Corp............................   465,483  1,030,356
#   Apex International Co., Ltd........................   255,000    334,820
#   Apex Medical Corp..................................   325,500    341,442
    Apex Science & Engineering.........................   140,907     84,770
    Arcadyan Technology Corp...........................   105,581    181,221
    Ardentec Corp...................................... 1,433,992  1,179,483
*   Arima Communications Corp..........................   911,719    419,688
*   Asia Optical Co., Inc.............................. 1,143,000  1,193,915
#   Asia Plastic Recycling Holding, Ltd................   289,726    849,600
    Asia Polymer Corp.................................. 1,439,484  1,224,023
    Asia Vital Components Co., Ltd..................... 1,548,058  1,006,633
#   ASROCK, Inc........................................   192,000    729,137
    Aten International Co., Ltd........................   430,479  1,266,766
#   Audix Corp.........................................   519,000    531,473
#   AURAS Technology Co., Ltd..........................    99,585     75,482
#   Aurora Corp........................................   541,499  1,083,426
    AV Tech Corp.......................................   198,000    549,675
    Avermedia Technologies.............................   701,446    309,672
*   Avision, Inc.......................................   729,000    237,968
    AVY Precision Technology, Inc......................   235,000    361,482
    Awea Mechantronic Co., Ltd.........................   137,200    186,948
    Bank of Kaohsiung.................................. 1,946,054    608,440
    Basso Industry Corp................................   581,000    573,903
*   BenQ Materials Corp................................   751,000    906,979
#   BES Engineering Corp............................... 6,859,750  1,939,962
#   Bin Chuan Enterprise Co., Ltd......................   172,542    121,512
    Bionet Corp........................................   191,000    273,490
#   Biostar Microtech International Corp...............   865,975    403,219
#   Boardtek Electronics Corp..........................   783,000    899,226
*   Bright Led Electronics Corp........................   601,520    358,483

                                     1817

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    C Sun Manufacturing, Ltd...........................   698,221 $  466,469
    Cameo Communications, Inc.......................... 1,147,818    357,708
#   Capella Microsystems Taiwan, Inc...................   161,598    572,734
#   Capital Securities Corp............................ 8,209,142  3,188,492
#   Career Technology MFG. Co., Ltd.................... 1,388,000  1,450,271
#   Carnival Industrial Corp........................... 1,753,000    489,507
    Cathay Chemical Works..............................    30,000     17,923
    Cathay Real Estate Development Co., Ltd............ 3,801,000  2,271,013
    Celxpert Energy Corp...............................   164,000     82,897
*   Center Laboratories, Inc...........................   459,694    920,112
    Central Reinsurance Co., Ltd.......................   867,410    411,981
    ChainQui Construction Development Co., Ltd.........   360,083    292,848
#   Chaintech Technology Corp..........................   173,241    263,894
*   Champion Building Materials Co., Ltd............... 1,757,851    723,733
#   Chang Wah Electromaterials, Inc....................   206,673    570,669
    Channel Well Technology Co., Ltd...................    53,000     28,459
#   Charoen Pokphand Enterprise........................   867,000    451,036
    Chaun-Choung Technology Corp.......................   330,000  1,110,004
    CHC Resources Corp.................................   329,348    737,236
    Chen Full International Co., Ltd...................   152,000    125,554
#   Chenbro Micom Co., Ltd.............................   294,000    328,061
    Cheng Loong Corp................................... 4,169,383  1,958,118
    Cheng Uei Precision Industry Co., Ltd.............. 1,982,331  4,203,618
#*  Chenming Mold Industry Corp........................   610,437    444,117
#   Chia Chang Co., Ltd................................   547,000    689,502
#*  Chia Hsin Cement Corp.............................. 2,128,121  1,087,578
    Chien Kuo Construction Co., Ltd.................... 1,436,312    654,748
    Chilisin Electronics Corp..........................   505,572    451,028
    Chime Ball Technology Co., Ltd.....................   143,000    321,562
#   Chimei Materials Technology Corp...................   698,000    919,298
#   Chin-Poon Industrial Co., Ltd...................... 1,754,207  2,900,484
    China Chemical & Pharmaceutical Co., Ltd........... 1,394,000  1,046,421
#   China Ecotek Corp..................................   187,000    463,083
#   China Electric Manufacturing Corp.................. 1,435,900    639,668
    China General Plastics Corp........................ 1,636,640    857,951
    China Glaze Co., Ltd...............................   654,139    352,591
*   China Man-Made Fiber Corp.......................... 5,236,879  2,110,877
    China Metal Products............................... 1,312,003  1,602,831
    China Motor Corp...................................   586,609    543,952
#   China Steel Chemical Corp..........................   543,554  3,013,308
#   China Steel Structure Co., Ltd.....................   655,000    727,589
    China Synthetic Rubber Corp........................ 2,303,563  2,122,752
*   China United Trust & Investment Corp...............   164,804         --
#*  China Wire & Cable Co., Ltd........................   592,000    263,112
    Chinese Gamer International Corp...................    55,000     94,962
    Chinese Maritime Transport, Ltd....................   543,850    693,453
#   Chong Hong Construction Co.........................   657,646  1,768,518
*   Chou Chin Industrial Co., Ltd......................       825         --
    Chroma ATE, Inc.................................... 1,531,821  3,291,351
*   Chun YU Works & Co., Ltd........................... 1,148,000    428,899
    Chun Yuan Steel.................................... 1,955,529    735,434
    Chung Hsin Electric & Machinery Manufacturing Corp. 1,995,000  1,320,392
*   Chung Hung Steel Corp.............................. 3,863,979  1,089,506

                                     1818

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
*   Chung Hwa Pulp Corp................................  2,616,031 $  795,361
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.....    256,000    422,414
*   Chunghwa Picture Tubes, Ltd........................ 16,151,000    922,026
*   Chyang Sheng Dyeing & Finishing Co., Ltd...........     45,000     24,298
#   Cleanaway Co., Ltd.................................    173,000  1,058,308
    Clevo Co...........................................  2,044,200  4,212,530
#*  CMC Magnetics Corp................................. 13,033,960  2,080,842
    CoAsia Microelectronics Corp.......................    472,500    239,517
    Collins Co., Ltd...................................    565,431    202,827
    Compeq Manufacturing Co., Ltd......................  4,826,000  2,683,049
*   Concord Securities Corp............................  1,491,000    425,996
    Continental Holdings Corp..........................  1,959,067    701,470
    Coretronic Corp....................................  3,332,000  3,086,557
*   Cosmo Electronics Corp.............................    184,137    218,017
*   Cosmos Bank Taiwan.................................  1,044,926    549,968
#   Coxon Precise Industrial Co., Ltd..................    525,000    824,584
    Creative Sensor, Inc...............................     85,000     54,720
#*  Crystalwise Technology, Inc........................    521,000    549,091
    CSBC Corp. Taiwan..................................  1,909,610  1,228,418
    Cub Elecparts, Inc.................................      7,000     33,949
    CviLux Corp........................................    353,039    428,884
    Cyberlink Corp.....................................    413,697  1,172,911
#   CyberPower Systems, Inc............................    211,000    483,696
    CyberTAN Technology, Inc...........................  1,260,779  1,316,262
    D-Link Corp........................................  2,875,665  1,820,604
    DA CIN Construction Co., Ltd.......................    910,711    813,571
#*  Da-Li Construction Co., Ltd........................    459,220    517,199
    Dafeng TV, Ltd.....................................    265,540    459,088
#   Darfon Electronics Corp............................  1,333,550    890,057
#   Davicom Semiconductor, Inc.........................    351,888    251,343
#   Daxin Materials Corp...............................    192,000    397,959
    De Licacy Industrial Co., Ltd......................     70,000     29,589
    Delpha Construction Co., Ltd.......................    991,931    384,367
    Depo Auto Parts Ind Co., Ltd.......................    497,000  1,880,379
*   Der Pao Construction Co., Ltd......................    476,000         --
#   DFI, Inc...........................................    164,524    188,253
    Dimerco Express Corp...............................    373,000    243,843
#   DYNACOLOR, Inc.....................................    224,000    523,751
*   Dynamic Electronics Co., Ltd.......................  1,275,321    460,817
    Dynapack International Technology Corp.............    607,000  1,637,658
#*  E Ink Holdings, Inc................................  3,975,000  2,121,387
#   E-Lead Electronic Co., Ltd.........................    307,942    614,678
    E-LIFE MALL Corp...................................    362,000    745,918
*   E-Ton Solar Tech Co., Ltd..........................  2,396,209  1,373,247
*   Eastern Media International Corp...................  2,058,889    977,583
    Edimax Technology Co., Ltd.........................    850,108    355,480
#   Edison Opto Corp...................................    435,000    520,946
#   Edom Technology Co., Ltd...........................    172,776     85,550
#   eGalax_eMPIA Technology, Inc.......................    220,255    648,669
#   Elan Microelectronics Corp.........................  1,655,715  2,859,826
#   Elite Advanced Laser Corp..........................    360,000    882,801
    Elite Material Co., Ltd............................  1,353,350  1,161,127
#   Elite Semiconductor Memory Technology, Inc.........  1,242,200  1,460,119

                                     1819

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
    Elitegroup Computer Systems Co., Ltd............... 1,987,833 $1,170,202
#   eMemory Technology, Inc............................   328,000  1,011,744
#   ENG Electric Co., Ltd..............................   671,580    583,536
    EnTie Commercial Bank.............................. 1,833,603    890,306
*   Episil Technologies, Inc...........................   873,000    287,297
    Eternal Chemical Co., Ltd.......................... 3,361,794  3,141,554
*   Etron Technology, Inc.............................. 1,395,000    612,156
*   Everest Textile Co., Ltd........................... 1,017,562    336,268
    Evergreen International Storage & Transport Corp... 2,516,000  1,691,713
    Everlight Chemical Industrial Corp................. 1,737,933  1,412,709
#   Everlight Electronics Co., Ltd..................... 1,685,000  4,005,444
*   Everspring Industry Co., Ltd.......................   501,000    375,305
    Excelsior Medical Co., Ltd.........................   487,654    903,416
#   Far Eastern International Bank..................... 6,577,820  2,564,267
#   Faraday Technology Corp............................ 1,679,648  2,108,561
*   Farglory F T Z Investment Holding Co., Ltd.........   142,000    118,479
    Federal Corp....................................... 2,183,666  1,642,496
    Feedback Technology Corp...........................   172,000    309,009
    Feng Hsin Iron & Steel Co.......................... 1,688,100  2,888,430
    Feng TAY Enterprise Co., Ltd....................... 1,346,806  3,030,665
    Fine Blanking & Tool Co., Ltd......................    13,000     19,402
    Firich Enterprises Co., Ltd........................   176,719    707,307
*   First Copper Technology Co., Ltd...................   929,000    321,819
    First Hotel........................................   720,212    465,221
    First Insurance Co., Ltd........................... 1,054,179    698,446
    First Steamship Co., Ltd........................... 1,788,218  1,104,008
#   FLEXium Interconnect, Inc..........................   812,839  2,445,966
    Flytech Technology Co., Ltd........................   418,838  1,410,506
    Forhouse Corp...................................... 1,902,635    721,382
    Formosa Advanced Technologies Co., Ltd.............   604,000    346,977
#*  Formosa Epitaxy, Inc............................... 1,937,811  1,157,204
#   Formosa International Hotels Corp..................   158,243  1,746,515
*   Formosa Laboratories, Inc..........................   103,686    247,171
#   Formosa Oilseed Processing.........................   304,567    113,391
    Formosa Optical Technology Co., Ltd................   239,000    804,591
    Formosan Rubber Group, Inc......................... 2,028,000  1,860,230
#   Formosan Union Chemical............................ 1,222,218    585,186
#   Fortune Electric Co., Ltd..........................   502,078    295,062
    Founding Construction & Development Co., Ltd.......   895,317    564,650
#   Foxlink Image Technology Co., Ltd..................   619,000    413,787
*   Froch Enterprise Co., Ltd..........................   843,000    265,654
    FSP Technology, Inc................................   810,887    805,629
    Fullerton Technology Co., Ltd......................   505,600    446,682
*   Fulltech Fiber Glass Corp.......................... 1,411,083    535,837
    Fwusow Industry Co., Ltd...........................   750,186    361,370
    G Shank Enterprise Co., Ltd........................ 1,056,013    796,615
#   G Tech Optoelectronics Corp........................   798,000  1,009,396
*   Gallant Precision Machining Co., Ltd...............    21,000      8,417
#*  Gamania Digital Entertainment Co., Ltd.............   604,000    551,765
    GEM Terminal Industrial Co., Ltd...................    23,386     10,742
#   Gemtek Technology Corp............................. 1,447,219  1,414,833
#   General Plastic Industrial Co., Ltd................   137,553    149,015
#*  Genesis Photonics, Inc.............................   975,363    506,278

                                     1820

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Genius Electronic Optical Co., Ltd.................    243,427 $  743,099
    Genmont Biotech, Inc...............................    242,000    333,118
#   GeoVision, Inc.....................................    223,527  1,307,261
    Getac Technology Corp..............................  2,105,360  1,041,036
#*  Giantplus Technology Co., Ltd......................    204,900     61,650
    Giga Solar Materials Corp..........................     87,400  1,466,186
#   Giga Solution Tech Co., Ltd........................    525,446    294,093
#   Gigabyte Technology Co., Ltd.......................  2,532,800  3,342,545
#*  Gigastorage Corp...................................  1,377,561  1,586,173
#*  Gintech Energy Corp................................  1,205,936  1,225,480
*   Global Brands Manufacture, Ltd.....................  1,376,359    494,973
    Global Lighting Technologies, Inc..................    248,000    269,727
#   Global Mixed Mode Technology, Inc..................    381,000  1,066,536
#   Global Unichip Corp................................    398,000    982,420
*   Globe Union Industrial Corp........................    809,944    534,465
    Gloria Material Technology Corp....................  2,195,565  1,620,020
*   Gold Circuit Electronics, Ltd......................  2,165,227    519,245
    Goldsun Development & Construction Co., Ltd........  6,500,722  2,606,049
    Good Will Instrument Co., Ltd......................    200,703    124,877
#   Gourmet Master Co., Ltd............................    202,000  1,218,971
    Grand Pacific Petrochemical........................  4,244,000  3,073,324
#   Grape King Industrial Co...........................    460,000  1,999,270
#   Great China Metal Industry.........................    754,000    929,919
    Great Taipei Gas Co., Ltd..........................  1,467,000  1,117,229
    Great Wall Enterprise Co., Ltd.....................  1,939,057  1,676,629
#*  Green Energy Technology, Inc.......................    977,457    971,858
#*  GTM Corp...........................................    679,000    445,376
    Gudeng Precision Industrial Co., Ltd...............     39,200     68,555
    Hannstar Board Corp................................  1,493,049    560,718
#*  HannStar Display Corp.............................. 10,217,495  3,475,273
*   HannsTouch Solution, Inc...........................  3,934,130  1,185,124
*   Harvatek Corp......................................    728,623    390,106
#   Hey Song Corp......................................  1,407,750  1,459,990
#   Hi-Clearance, Inc..................................    104,000    305,871
    Hiroca Holdings, Ltd...............................     12,100     43,540
*   HiTi Digital, Inc..................................    168,467    175,436
    Hitron Technology, Inc.............................    991,213    557,870
*   Hiyes International Co., Ltd.......................      5,043      8,988
    Ho Tung Chemical Corp..............................  3,549,191  1,660,415
*   Hocheng Corp.......................................  1,275,700    424,172
    Hold-Key Electric Wire & Cable Co., Ltd............    205,908     65,208
#   Holiday Entertainment Co., Ltd.....................    248,800    296,626
#   Holtek Semiconductor, Inc..........................    829,000  1,574,819
    Holy Stone Enterprise Co., Ltd.....................  1,020,728  1,415,529
    Hong Ho Precision Textile Co., Ltd.................     40,000     38,966
    Hong TAI Electric Industrial.......................  1,201,000    392,269
    Hong YI Fiber Industry Co..........................     75,652     26,059
    Horizon Securities Co., Ltd........................  1,910,000    644,971
#   Hota Industrial Manufacturing Co., Ltd.............    859,471  1,290,537
*   Howarm Construction Co., Ltd.......................    683,811    584,245
    Hsin Kuang Steel Co., Ltd..........................  1,317,443    834,705
#   Hsin Yung Chien Co., Ltd...........................    151,000    400,629
    Hsing TA Cement Co.................................    620,000    241,758

                                     1821

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#   Hu Lane Associate, Inc.............................   257,866 $  734,391
    HUA ENG Wire & Cable............................... 2,359,565    887,583
*   Hua Yu Lien Development Co., Ltd...................     3,701      6,469
    Huaku Development Co., Ltd......................... 1,128,816  2,765,680
    Huang Hsiang Construction Co.......................   568,800    915,997
    Hung Ching Development & Construction Co., Ltd.....   449,000    262,877
    Hung Poo Real Estate Development Corp.............. 1,293,185  1,247,476
    Hung Sheng Construction Co., Ltd................... 2,545,400  1,870,755
#   Huxen Corp.........................................   268,244    438,566
*   Hwa Fong Rubber Co., Ltd...........................   759,010    488,303
#   I-Chiun Precision Industry Co., Ltd................   924,313    587,973
#   I-Sheng Electric Wire & Cable Co., Ltd.............   547,000    762,860
    Ibase Technology, Inc..............................   433,719    649,808
#   Ichia Technologies, Inc............................ 1,679,000    990,179
#   ICP Electronics, Inc...............................   950,565  1,644,829
#   ILI Technology Corp................................   302,383    547,512
    Infortrend Technology, Inc.........................   864,163    531,501
*   Inotera Memories, Inc.............................. 4,340,000  3,335,789
    Insyde Software Corp...............................   107,000    179,894
#   Integrated Memory Logic, Ltd.......................   263,001    581,803
    International Games System Co., Ltd................   299,000    549,833
    ITE Technology, Inc................................   619,095    532,729
    ITEQ Corp.......................................... 1,193,614  1,257,642
#*  J Touch Corp.......................................   601,000    528,143
*   Janfusun Fancyworld Corp...........................   823,564    157,958
*   Jenn Feng New Energy Co., Ltd......................   286,000     98,692
#   Jentech Precision Industrial Co., Ltd..............   290,868    784,842
    Jess-Link Products Co., Ltd........................   776,900    829,959
    Jih Sun Financial Holdings Co., Ltd................ 2,960,142    864,130
#   Johnson Health Tech Co., Ltd.......................   294,221    793,872
    K Laser Technology, Inc............................   228,000    136,665
    Kang Na Hsiung Enterprise Co., Ltd.................   489,020    271,942
    Kao Hsing Chang Iron & Steel.......................   509,600    231,614
    Kaori Heat Treatment Co., Ltd......................   341,210    741,352
    Kaulin Manufacturing Co., Ltd......................   664,330    492,011
#   KD Holding Corp....................................    40,000    244,458
    KEE TAI Properties Co., Ltd........................ 1,903,473  1,174,040
*   Kenmec Mechanical Engineering Co., Ltd.............   842,000    397,166
    Kerry TJ Logistics Co., Ltd........................ 1,609,000  2,262,665
    Keysheen Cayman Holdings Co., Ltd..................     2,000      3,913
    King Slide Works Co., Ltd..........................   241,550  2,638,748
    King Yuan Electronics Co., Ltd..................... 5,488,979  3,749,646
    King's Town Bank................................... 3,714,701  3,617,893
#*  King's Town Construction Co., Ltd..................   929,210    889,647
#   Kingdom Construction Co............................ 1,646,000  1,663,426
    Kinik Co...........................................   594,000  1,512,771
#   Kinko Optical Co., Ltd.............................   747,000    736,137
    Kinpo Electronics.................................. 5,249,157  1,945,256
#   KMC Kuei Meng International, Inc...................    35,875    131,736
#   KS Terminals, Inc..................................   407,482    489,491
#   Kung Long Batteries Industrial Co., Ltd............   308,000    791,245
#   Kung Sing Engineering Corp......................... 1,486,000    695,328
#   Kuo Toong International Co., Ltd...................   649,000    942,052

                                     1822

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#   Kuoyang Construction Co., Ltd......................  2,228,384 $1,380,511
    Kwong Fong Industries..............................  1,305,760    815,115
    KYE Systems Corp...................................  1,372,903    551,419
    L&K Engineering Co., Ltd...........................    623,048    565,479
    LAN FA Textile.....................................    826,933    252,963
    Laser Tek Taiwan Co., Ltd..........................     46,504     28,011
    LCY Chemical Corp..................................    441,383    560,186
    Leader Electronics, Inc............................    653,000    326,742
#   Leadtrend Technology Corp..........................    162,086    203,369
    Lealea Enterprise Co., Ltd.........................  3,260,542  1,157,472
    Ledtech Electronics Corp...........................    207,000    147,750
#   LEE CHI Enterprises Co., Ltd.......................    886,000    482,508
#*  Leofoo Development Co..............................  1,394,000    573,343
    LES Enphants Co., Ltd..............................    850,754    593,754
#   Lextar Electronics Corp............................  1,179,500  1,280,384
*   Li Peng Enterprise Co., Ltd........................  2,720,388  1,237,640
#   Lian HWA Food Corp.................................    312,289    385,888
    Lien Hwa Industrial Corp...........................  2,446,676  1,552,193
    Lingsen Precision Industries, Ltd..................  1,727,506    978,589
    Lite-On Semiconductor Corp.........................  1,454,730    928,961
#   Long Bon International Co., Ltd....................  1,495,945    808,607
#   Long Chen Paper Co., Ltd...........................  2,107,239  1,089,604
    Longwell Co........................................    539,000    498,057
    Lotes Co., Ltd.....................................    273,778    619,391
#*  Lucky Cement Corp..................................    677,000    180,631
#   Lumax International Corp., Ltd.....................    448,769  1,085,553
#   Macroblock, Inc....................................    141,000    364,297
#*  Macronix International............................. 17,113,481  3,768,499
    MacroWell OMG Digital Entertainment Co., Ltd.......     38,000    115,963
    Mag Layers Scientific-Technics Co., Ltd............      7,337     10,544
    Makalot Industrial Co., Ltd........................    683,202  3,343,295
    Marketech International Corp.......................    612,000    362,945
    Masterlink Securities Corp.........................  4,448,000  1,519,505
    Mayer Steel Pipe Corp..............................    842,567    374,042
    Maywufa Co., Ltd...................................    170,322     82,837
*   Medigen Biotechnology Corp.........................    170,290  1,128,894
    Meiloon Industrial Co..............................    393,809    251,382
    Mercuries & Associates, Ltd........................  1,478,991    973,435
    Merry Electronics Co., Ltd.........................    966,169  5,551,672
    Micro-Star International Co., Ltd..................  3,332,075  2,898,970
*   Microbio Co., Ltd..................................  1,664,607  1,664,251
*   Microelectronics Technology, Inc...................    739,019    448,897
    Microlife Corp.....................................    167,600    446,984
    MIN AIK Technology Co., Ltd........................    674,316  3,830,231
#   Mirle Automation Corp..............................    698,009    617,255
*   Mitac Holdings Corp................................  2,729,000  2,328,477
*   Mosel Vitelic, Inc.................................  1,924,014    396,730
*   Motech Industries, Inc.............................  1,592,000  2,808,881
    MPI Corp...........................................    320,000    826,279
#   Nak Sealing Technologies Corp......................    248,954    723,222
#   Namchow Chemical Industrial Co., Ltd...............    760,000  1,079,214
*   Nan Kang Rubber Tire Co., Ltd......................  2,218,952  2,689,043
*   Nan Ren Lake Leisure Amusement Co., Ltd............    917,000    425,966

                                     1823

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#*  Nan Ya Printed Circuit Board Corp.................. 1,197,000 $1,423,080
    Nantex Industry Co., Ltd........................... 1,232,844    790,616
*   Nanya Technology Corp.............................. 2,566,000    418,936
    National Petroleum Co., Ltd........................   763,824    735,585
*   Neo Solar Power Corp............................... 2,859,187  3,336,782
    Netronix, Inc......................................   319,000    765,259
    New Asia Construction & Development Corp...........   732,835    183,084
    New Era Electronics Co., Ltd.......................   380,000    516,314
*   Newmax Technology Co., Ltd.........................   370,009    804,085
    Nexcom International Co., Ltd......................   232,257    187,786
    Nichidenbo Corp....................................   451,340    409,693
#   Nien Hsing Textile Co., Ltd........................ 1,173,436  1,162,107
    Nishoku Technology, Inc............................   124,000    204,413
    Nuvoton Technology Corp............................   308,000    263,836
    O-TA Precision Industry Co., Ltd...................    17,000     10,912
*   Ocean Plastics Co., Ltd............................   812,200    980,960
*   Oneness Biotech Co., Ltd...........................    77,000    102,654
    OptoTech Corp...................................... 2,758,886  1,327,220
*   Orient Semiconductor Electronics, Ltd.............. 2,708,000    577,619
#   Oriental Union Chemical Corp....................... 2,859,267  2,850,325
#   Orise Technology Co., Ltd..........................   343,000    459,469
    P-Two Industries, Inc..............................    49,000     23,220
#   Pacific Construction Co............................   950,921    303,890
*   Pan Jit International, Inc......................... 1,533,541    710,022
#   Pan-International Industrial Corp.................. 1,761,331  1,341,898
    Parade Technologies, Ltd...........................    50,401    356,340
#   Paragon Technologies Co., Ltd......................   371,246    808,219
    PChome Online, Inc.................................   262,000  1,817,267
*   PharmaEngine, Inc..................................   159,755  1,216,765
    Phihong Technology Co., Ltd........................ 1,170,901    746,849
#   Phoenix Tours International, Inc...................   273,000    493,894
*   Phytohealth Corp...................................   299,929    372,405
*   Pihsiang Machinery Manufacturing Co., Ltd..........   518,534    510,670
#   Pixart Imaging, Inc................................   666,150  1,116,798
    Plotech Co., Ltd...................................   115,000     42,514
#   Polytronics Technology Corp........................   280,027    624,055
    Portwell, Inc......................................   457,000    466,533
    Posiflex Technology, Inc...........................    86,940    374,250
*   Potrans Electrical Corp............................   228,000         --
*   Power Quotient International Co., Ltd..............   796,600    397,846
*   Powercom Co., Ltd..................................   867,140    149,062
    Powertech Industrial Co., Ltd......................   367,000    274,091
    Poya Co., Ltd......................................   254,520  1,605,258
    President Securities Corp.......................... 3,460,488  2,002,479
#   Prime Electronics Satellitics, Inc.................   670,822    507,327
#   Prince Housing & Development Corp.................. 4,234,760  2,226,474
*   Prodisc Technology, Inc............................ 1,707,199         --
#   Promate Electronic Co., Ltd........................   732,000    821,787
#   Promise Technology, Inc............................   638,286    910,733
*   Protop Technology Co., Ltd.........................   192,000         --
*   Qisda Corp......................................... 6,881,900  1,836,160
#   Qualipoly Chemical Corp............................   275,000    243,766
#   Quanta Storage, Inc................................   723,000    901,670

                                     1824

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
*   Quintain Steel Co., Ltd............................  1,777,824 $  415,535
#   Radium Life Tech Co., Ltd..........................  2,397,235  1,828,231
    Ralec Electronic Corp..............................    103,209    180,231
    Realtek Semiconductor Corp.........................    931,644  2,533,472
    Rechi Precision Co., Ltd...........................  1,169,448  1,225,673
#*  Rexon Industrial Corp., Ltd........................     94,392     35,719
#   Rich Development Co., Ltd..........................  2,669,036  1,151,817
#   Richtek Technology Corp............................    654,000  3,386,210
#*  Ritek Corp......................................... 13,129,387  2,226,778
    Rotam Global Agrosciences, Ltd.....................     12,000     22,847
    Ruentex Engineering & Construction Co..............     35,000     69,004
#   Run Long Construction Co., Ltd.....................    380,000    387,796
*   Sainfoin Technology Corp...........................    131,260         --
#   Sampo Corp.........................................  2,833,327  1,081,935
    San Fang Chemical Industry Co., Ltd................    612,632    600,994
#   San Shing Fastech Corp.............................    248,040    581,320
    Sanyang Industry Co., Ltd..........................  3,375,628  5,209,397
    Sanyo Electric Taiwan Co., Ltd.....................    458,400    620,998
#   SCI Pharmtech, Inc.................................    136,091    271,437
#   SDI Corp...........................................    601,000    812,007
    Senao International Co., Ltd.......................    445,541  1,301,545
#   Sercomm Corp.......................................    839,000  1,517,292
#   Sesoda Corp........................................    692,212    723,608
    Shan-Loong Transportation Co., Ltd.................     29,000     25,056
#   Sheng Yu Steel Co., Ltd............................    605,980    474,054
#   ShenMao Technology, Inc............................    441,891    548,594
#   Shih Her Technologies, Inc.........................     95,000    185,584
    Shih Wei Navigation Co., Ltd.......................    996,183    682,923
    Shihlin Electric & Engineering Corp................  1,301,000  1,626,342
*   Shihlin Paper Corp.................................    548,000    851,721
    Shin Hai Gas Corp..................................      1,113      1,507
    Shin Zu Shing Co., Ltd.............................    615,144  1,499,322
#*  Shining Building Business Co., Ltd.................  1,208,770  1,008,915
    Shinkong Insurance Co., Ltd........................  1,052,131    831,949
    Shinkong Synthetic Fibers Corp.....................  7,179,395  2,349,990
    Shinkong Textile Co., Ltd..........................  1,068,542  1,389,650
    Shiny Chemical Industrial Co., Ltd.................    243,000    403,454
    Shuttle, Inc.......................................  1,381,152    638,384
    Sigurd Microelectronics Corp.......................  1,698,974  1,600,252
*   Silicon Integrated Systems Corp....................  2,908,820    857,180
#   Silicon Power Computer & Communications, Inc.......    228,000    280,912
    Silitech Technology Corp...........................    459,848    568,000
#   Sinbon Electronics Co., Ltd........................    934,000  1,159,908
    Sincere Navigation Corp............................  1,460,786  1,321,688
#   Singatron Enterprise Co., Ltd......................    437,000    205,017
*   Sinkang Industries Co., Ltd........................    153,521     56,316
#   Sinmag Equipment Corp..............................    138,810    715,977
#*  Sino-American Silicon Products, Inc................  2,409,000  4,407,457
#   Sinon Corp.........................................  1,748,510    941,473
    Sinphar Pharmaceutical Co., Ltd....................    572,588    902,967
    Sinyi Realty Co....................................    832,286  1,413,138
#   Sirtec International Co., Ltd......................    603,000  1,158,619
    Sitronix Technology Corp...........................    524,879    900,741

                                     1825

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TAIWAN -- (Continued)
#*  Siward Crystal Technology Co., Ltd.................   536,000 $  276,073
    Soft-World International Corp......................   550,000  1,310,201
    Solar Applied Materials Technology Co.............. 1,603,581  1,425,918
*   Solartech Energy Corp..............................   254,000    207,218
    Solomon Technology Corp............................   142,723     66,110
#*  Solytech Enterprise Corp...........................   974,000    379,307
    Sonix Technology Co., Ltd..........................   806,000  1,297,815
    Southeast Cement Co., Ltd.......................... 1,053,700    584,347
    Spirox Corp........................................    66,000     25,685
    Sporton International, Inc.........................   188,829    749,544
    St Shine Optical Co., Ltd..........................   177,000  4,569,778
    Standard Chemical & Pharmaceutical Co., Ltd........   461,571    638,420
    Stark Technology, Inc..............................   598,860    624,452
    Sunonwealth Electric Machine Industry Co., Ltd.....   662,487    467,191
#*  Sunplus Technology Co., Ltd........................ 1,808,000    703,257
    Sunrex Technology Corp.............................   914,736    365,929
    Sunspring Metal Corp...............................   221,000    581,908
    Super Dragon Technology Co., Ltd...................   159,382    119,403
#   Supreme Electronics Co., Ltd.......................   939,579    466,494
    Swancor Ind Co., Ltd...............................   211,000    528,594
    Sweeten Construction Co., Ltd......................   577,206    378,978
    Syncmold Enterprise Corp...........................   525,000    912,557
    Synmosa Biopharma Corp.............................   232,695    301,595
    Sysage Technology Co., Ltd.........................   352,800    368,762
    Systex Corp........................................   242,388    509,016
    TA Chen Stainless Pipe............................. 2,808,248  1,299,932
*   Ta Chong Bank, Ltd................................. 7,611,897  2,650,375
*   Ta Chong Securities Co., Ltd.......................   209,000     78,452
    Ta Ya Electric Wire & Cable........................ 2,645,306    614,442
#   Ta Yih Industrial Co., Ltd.........................   194,000    376,303
#   TA-I Technology Co., Ltd...........................   774,972    412,119
#   Tah Hsin Industrial Co., Ltd.......................   474,000    454,067
    TAI Roun Products Co., Ltd.........................   239,000     78,801
    Tai Tung Communication Co., Ltd....................   115,000    142,084
#   Taichung Commercial Bank........................... 9,445,069  3,394,936
    TaiDoc Technology Corp.............................   184,000    445,538
#   Taiflex Scientific Co., Ltd........................   865,000  1,598,013
    Taimide Tech, Inc..................................   446,000    382,644
#   Tainan Enterprises Co., Ltd........................   643,370    643,240
#   Tainan Spinning Co., Ltd........................... 4,952,172  3,324,447
*   Taisun Enterprise Co., Ltd......................... 1,425,428    613,734
*   Taita Chemical Co., Ltd............................   741,951    286,955
#   Taiwan Acceptance Corp.............................   390,480    964,512
    Taiwan Calsonic Co., Ltd...........................    33,000     31,948
    Taiwan Chinsan Electronic Industrial Co., Ltd......   378,000    654,243
    Taiwan Cogeneration Corp........................... 1,625,566    977,593
    Taiwan FamilyMart Co., Ltd.........................    20,000    119,326
    Taiwan Fire & Marine Insurance Co.................. 1,055,338    859,459
*   Taiwan Flourescent Lamp Co., Ltd...................   176,000         --
    Taiwan FU Hsing Industrial Co., Ltd................   670,000    707,672
#   Taiwan Hon Chuan Enterprise Co., Ltd............... 1,216,814  2,550,374
    Taiwan Hopax Chemicals Manufacturing Co., Ltd......   795,120    495,537
*   Taiwan Kolin Co., Ltd.............................. 1,356,000         --

                                     1826

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
#*  Taiwan Land Development Corp.......................  3,367,798 $1,253,695
*   Taiwan Life Insurance Co., Ltd.....................  1,897,586  1,756,253
    Taiwan Line Tek Electronic.........................    404,529    438,767
    Taiwan Mask Corp...................................  1,038,412    336,722
    Taiwan Navigation Co., Ltd.........................    697,777    570,835
    Taiwan Paiho, Ltd..................................  1,274,287  1,319,549
    Taiwan PCB Techvest Co., Ltd.......................  1,040,238  1,191,151
#   Taiwan Prosperity Chemical Corp....................    483,000    437,376
#*  Taiwan Pulp & Paper Corp...........................  1,940,980    809,555
    Taiwan Sakura Corp.................................  1,398,003    888,534
    Taiwan Secom Co., Ltd..............................  1,069,332  2,711,322
    Taiwan Semiconductor Co., Ltd......................  1,215,000  1,177,904
    Taiwan Sogo Shin Kong SEC..........................    997,278  1,293,286
*   Taiwan Styrene Monomer.............................  2,424,961  1,745,764
    Taiwan Surface Mounting Technology Co., Ltd........  1,061,550  1,569,687
#*  Taiwan TEA Corp....................................  3,021,897  2,730,318
#   Taiwan Union Technology Corp.......................    798,000    728,625
    Taiyen Biotech Co., Ltd............................    696,883    649,411
*   Tang Eng Iron Works Co., Ltd.......................     60,000     54,267
*   Tatung Co., Ltd.................................... 10,752,015  3,078,272
#   Te Chang Construction Co., Ltd.....................    392,840    347,916
*   Tecom Co., Ltd.....................................    108,114     11,108
#*  Tekcore Co., Ltd...................................    326,000    168,623
#   Ten Ren Tea Co., Ltd...............................    187,980    291,408
    Test Research, Inc.................................    757,821  1,131,126
    Test-Rite International Co., Ltd...................  1,680,495  1,246,027
    ThaiLin Semiconductor Corp.........................    226,000    160,929
    Thinking Electronic Industrial Co., Ltd............    403,204    542,812
    Thye Ming Industrial Co., Ltd......................    873,669    991,339
    Ton Yi Industrial Corp.............................  1,691,644  1,668,722
    Tong Hsing Electronic Industries, Ltd..............    625,963  3,208,067
    Tong Yang Industry Co., Ltd........................  1,818,741  2,461,029
    Tong-Tai Machine & Tool Co., Ltd...................    932,599    921,067
    Topco Scientific Co., Ltd..........................    691,572  1,294,403
#   Topco Technologies Corp............................    114,000    271,298
#   Topoint Technology Co., Ltd........................    725,776    495,718
#   Toung Loong Textile Manufacturing..................    373,000  1,180,395
    Trade-Van Information Services Co..................    239,000    240,346
#   Transasia Airways Corp.............................    578,000    243,683
    Transcend Information, Inc.........................     22,651     67,552
    Tsann Kuen Enterprise Co., Ltd.....................    514,686    731,759
#   TSC Auto ID Technology Co., Ltd....................     63,000    484,606
    Ttet Union Corp....................................    270,000    545,471
    TTFB Co., Ltd......................................      9,000     88,897
    TTY Biopharm Co., Ltd..............................    851,902  2,520,698
#   Tung Ho Steel Enterprise Corp......................  3,686,000  3,183,777
    Tung Ho Textile Co., Ltd...........................    598,000    187,875
#   Tung Thih Electronic Co., Ltd......................    298,600    855,931
#   TURVO International Co., Ltd.......................    114,400    415,079
#   TXC Corp...........................................  1,349,053  1,554,289
*   TYC Brother Industrial Co., Ltd....................    573,980    302,946
#*  Tycoons Group Enterprise...........................  2,368,182    447,077
*   Tyntek Corp........................................  1,563,393    452,395

                                     1827

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
TAIWAN -- (Continued)
    TZE Shin International Co., Ltd....................    336,232 $  120,291
#   Ubright Optronics Corp.............................    149,500    341,581
    Unic Technology Corp...............................     72,723     28,770
*   Union Bank Of Taiwan...............................  3,518,043  1,275,811
    Unitech Computer Co., Ltd..........................    281,804    142,231
#*  Unitech Printed Circuit Board Corp.................  2,859,370  1,120,009
    United Integrated Services Co., Ltd................  1,093,439  1,396,950
    Unity Opto Technology Co., Ltd.....................  1,413,500  1,733,566
    Universal Cement Corp..............................  1,746,191  1,649,000
*   Unizyx Holding Corp................................  1,809,430  1,106,600
    UPC Technology Corp................................  3,551,447  1,642,621
    Userjoy Technology Co., Ltd........................     74,000    117,080
    USI Corp...........................................  3,673,734  2,562,613
    Ve Wong Corp.......................................    503,696    407,128
*   Via Technologies, Inc..............................    409,500    379,583
    Viking Tech Corp...................................     43,000     30,661
    Visual Photonics Epitaxy Co., Ltd..................    806,696    749,158
#   Vivotek, Inc.......................................    243,225  1,385,674
#*  Wafer Works Corp...................................  1,310,580    699,994
#   Wah Hong Industrial Corp...........................    331,021    353,815
    Wah Lee Industrial Corp............................    819,000  1,281,703
*   Walsin Lihwa Corp..................................  3,797,000  1,179,786
*   Walsin Technology Corp.............................  2,427,873    683,019
*   Walton Advanced Engineering, Inc...................  1,443,197    493,253
    Wan Hai Lines, Ltd.................................  1,440,000    700,198
    WAN HWA Enterprise Co..............................    633,992    311,594
    Waterland Financial Holdings Co., Ltd..............  5,334,504  1,752,678
    Ways Technical Corp., Ltd..........................    295,000    441,386
*   WEI Chih Steel Industrial Co., Ltd.................    433,000     65,137
#   Wei Chuan Foods Corp...............................  1,836,000  2,896,224
#*  Wei Mon Industry Co., Ltd..........................  1,682,282    564,238
#   Weikeng Industrial Co., Ltd........................    957,100    744,881
    Well Shin Technology Co., Ltd......................    328,000    522,658
    Weltrend Semiconductor.............................    312,350    282,344
#   Win Semiconductors Corp............................  2,659,000  2,352,187
#*  Winbond Electronics Corp........................... 14,866,138  3,583,175
#*  Wintek Corp........................................  8,975,000  2,985,397
#   Wisdom Marine Lines Co., Ltd.......................    792,120    898,812
    Wistron NeWeb Corp.................................  1,133,021  2,893,125
#   WT Microelectronics Co., Ltd.......................  1,366,879  1,662,736
    WUS Printed Circuit Co., Ltd.......................  1,582,000    739,863
    X-Legend Entertainment Co., Ltd....................     10,500     44,683
    XAC Automation Corp................................    241,000    444,451
#   Xxentria Technology Materials Corp.................    587,000  1,268,541
    Yageo Corp.........................................  6,829,200  2,811,659
    YC INOX Co., Ltd...................................  1,562,171  1,134,951
#   YeaShin International Development Co., Ltd.........    940,508    712,913
#   Yem Chio Co., Ltd..................................  1,667,642  1,247,446
    YFY, Inc...........................................  6,150,212  2,948,808
*   Yi Jinn Industrial Co., Ltd........................    735,312    188,118
*   Yieh Phui Enterprise Co., Ltd......................  4,730,338  1,519,927
#   Young Fast Optoelectronics Co., Ltd................    617,872    616,570
#   Young Optics, Inc..................................    264,111    508,845

                                     1828

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
#   Youngtek Electronics Corp..........................    485,245 $  1,025,106
    Yufo Electronics Co., Ltd..........................     98,000       63,658
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    333,869      831,924
#   Yungshin Construction & Development Co., Ltd.......     39,000       91,720
    YungShin Global Holding Corp.......................    800,300    1,471,803
#   Yungtay Engineering Co., Ltd.......................  1,597,000    4,371,238
#   Zeng Hsing Industrial Co., Ltd.....................    259,107    1,336,325
    Zenitron Corp......................................    902,000      580,092
#*  Zig Sheng Industrial Co., Ltd......................  2,268,732      751,961
#   Zinwell Corp.......................................  1,425,586    1,789,261
    Zippy Technology Corp..............................    581,948      853,618
#   ZongTai Real Estate Development Co., Ltd...........    352,800      362,331
                                                                   ------------
TOTAL TAIWAN...........................................             616,475,756
                                                                   ------------
THAILAND -- (3.8%)
    AAPICO Hitech PCL..................................    964,380      444,065
    Aeon Thana Sinsap Thailand PCL.....................    142,500      379,885
    AJ Plast PCL.......................................  1,601,288      429,306
    Amarin Printing & Publishing PCL...................     70,600       42,775
    Amata Corp. PCL....................................  5,111,800    1,920,216
    AP Thailand PCL.................................... 10,216,060    1,343,160
*   Apex Development PCL...............................      3,536           --
*   Asia Green Energy PCL..............................  1,555,700       96,141
    Asia Plus Securities PCL........................... 10,379,800    1,050,243
    Asian Insulators PCL...............................  2,273,500      984,885
    Bangchak Petroleum PCL.............................  4,817,500    3,903,912
    Bangkok Aviation Fuel Services PCL.................  1,389,217    1,083,682
    Bangkok Chain Hospital PCL.........................  8,478,437    1,476,856
    Bangkok Expressway PCL.............................  2,873,100    2,785,192
    Bangkok Insurance PCL..............................    128,701    1,462,068
    Bangkok Life Assurance PCL.........................  1,270,900    2,367,778
*   Bangkok Metro PCL.................................. 68,620,605    1,912,480
*   Bangkok Rubber PCL.................................     14,600           --
    Bangkokland PCL.................................... 81,318,070    3,522,716
    Bumrungrad Hospital PCL............................  1,348,000    3,430,233
    CalComp Electronics Thailand PCL................... 11,796,600    1,014,915
*   Central Paper Industry P.L.C.......................         20           --
    Central Plaza Hotel PCL............................  4,356,900    3,596,653
    CH Karnchang PCL...................................  5,788,200    2,524,995
    Charoong Thai Wire & Cable PCL.....................  1,317,400      347,209
    Christiani & Nielsen Thai..........................    835,100      130,287
    Country Group Securities PCL.......................  6,720,500      228,021
    CS Loxinfo PCL.....................................  1,759,200      527,600
    Delta Electronics Thailand PCL.....................  3,402,800    5,463,447
    Demco PCL..........................................  1,675,200      357,775
    Dhipaya Insurance PCL..............................    608,900      581,047
    Diamond Building Products PCL......................  2,825,200      577,707
    DSG International Thailand PCL.....................  2,799,600      835,385
    Dynasty Ceramic PCL................................  1,353,400    1,988,485
    Eastern Water Resources Development and Management
      PCL..............................................  4,333,100    1,575,195
    Electricity Generating PCL.........................    409,800    1,582,839
    Erawan Group PCL (The).............................  8,730,370      835,746
    Esso Thailand PCL.................................. 12,141,400    2,059,735

                                     1829

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES     VALUE++
                                                        ----------- ----------
THAILAND -- (Continued)
*   G J Steel PCL...................................... 130,617,600 $  197,846
*   G Steel PCL (Foreign)..............................  27,015,300     65,472
*   GFPT PCL...........................................   4,603,000  1,840,642
*   GMM Grammy PCL.....................................   1,791,660    900,986
*   Golden Land Property Development PCL...............   2,034,000    366,625
*   Grand Canal Land PCL...............................   2,615,400    217,092
    Gunkul Engineering PCL.............................   2,163,300    825,737
    Hana Microelectronics PCL..........................   2,337,196  1,755,906
    Hemaraj Land and Development PCL...................  33,959,700  2,818,830
    ICC International PCL..............................     204,600    235,529
*   Italian-Thai Development PCL.......................  19,673,827  2,085,986
*   ITV PCL............................................   2,785,600         --
    Jasmine International PCL..........................   4,221,100    901,507
    Jay Mart PCL.......................................   1,324,100    782,186
    Jubilee Enterprise PCL.............................     159,300    109,063
    Kang Yong Electric PCL.............................      23,900    178,110
    KCE Electronics PCL................................   1,786,218  1,233,740
    KGI Securities Thailand PCL........................   9,781,400    859,317
    Khon Kaen Sugar Industry PCL.......................   4,776,000  1,721,733
    Kiatnakin Bank PCL.................................   3,023,300  3,411,631
    Laguna Resorts & Hotels PCL........................     197,000    148,600
    Lanna Resources PCL................................   1,894,350    636,997
    LH Financial Group PCL.............................  26,770,146    989,384
    Loxley PCL.........................................   7,850,565    818,114
    LPN Development PCL(B00PXK5).......................     411,500    182,002
    LPN Development PCL(B00Q643).......................   4,549,000  2,011,978
    Major Cineplex Group PCL...........................   3,105,500  1,571,095
    Maybank Kim Eng Securities Thailand PCL............     277,100    185,517
    MBK PCL............................................     554,700  2,176,118
    MCOT PCL...........................................   2,352,600  2,031,175
*   MDX PCL............................................     721,700    193,488
    Modernform Group PCL...............................     413,900    105,951
*   Muang Thai Insurance PCL...........................      43,788    122,370
    Muramoto Electron Thailand PCL.....................      14,000     60,436
*   Nation Multimedia Group PCL........................  14,377,900    483,474
*   Natural Park PCL...................................  51,018,000     92,732
    Nava Nakorn PCL....................................   1,715,500    112,253
    Noble Development PCL..............................     585,900    216,540
    Polyplex Thailand PCL..............................   2,300,700    613,334
    Precious Shipping PCL..............................   3,208,300  1,943,835
    Premier Marketing PCL..............................     271,600     64,177
    President Rice Products PCL........................       3,375      3,987
    Property Perfect PCL...............................  21,874,700    596,402
    Pruksa Real Estate PCL.............................   7,222,300  3,850,726
    Quality Houses PCL.................................  33,101,508  2,567,097
*   Raimon Land PCL....................................  13,557,900    472,329
*   Regional Container Lines PCL.......................   2,243,400    397,573
    Robinson Department Store PCL......................     101,625    136,998
    Rojana Industrial Park PCL.........................   5,372,000  1,098,485
    RS PCL.............................................   3,358,700    747,847
    Saha Pathana Inter-Holding PCL.....................     680,300    459,579
    Saha-Union PCL.....................................     746,600    791,609
*   Sahaviriya Steel Industries PCL....................  74,435,600    699,032

                                     1830

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                          SHARES    VALUE++
                                                        ---------- ----------
THAILAND -- (Continued)
    Samart Corp. PCL...................................  3,498,300 $1,547,264
    Samart I-Mobile PCL................................ 12,452,500  1,154,337
    Samart Telcoms PCL.................................  2,212,100    871,169
    Sansiri PCL........................................ 33,810,908  1,853,915
    SC Asset Corp PCL.................................. 14,046,225  1,268,032
    SE Education PCL...................................    168,069     22,402
*   Siam Commercial Samaggi Insurance PCL (The)........     65,700     53,241
    Siam Future Development PCL........................  6,419,521  1,050,149
    Siam Global House PCL..............................  4,707,283  2,039,205
    Siamgas & Petrochemicals PCL.......................  2,714,100  1,274,418
    Singer Thailand PCL................................    421,000    210,436
    Sino Thai Engineering & Construction PCL...........  5,251,500  2,099,964
    SNC Former PCL.....................................    869,400    397,696
    Somboon Advance Technology PCL.....................  1,715,637    800,388
*   SPCG PCL...........................................  2,848,000  1,622,005
    Sri Ayudhya Capital PCL............................     27,000     18,199
    Sri Trang Agro-Industry PCL........................  4,616,690  1,720,245
    Srithai Superware PCL..............................    992,900    478,252
    STP & I PCL........................................  5,087,440  2,681,656
    Supalai PCL........................................  5,976,633  2,896,884
    Susco PCL..........................................    849,100     78,196
    SVI PCL............................................  8,178,900  1,035,680
    Symphony Communication PCL.........................    414,300    183,241
*   Tata Steel Thailand PCL............................ 18,704,100    407,966
    Thai Airways International PCL(6888868)............  6,713,400  2,867,584
    Thai Airways International PCL(6364971)............    141,400     60,398
    Thai Carbon Black PCL..............................    504,600    333,241
    Thai Central Chemical PCL..........................    194,300    170,697
    Thai Factory Development PCL.......................  4,807,380    990,312
    Thai Metal Trade PCL...............................    583,600    189,171
    Thai Rayon PCL.....................................      9,400      8,187
*   Thai Reinsurance PCL(6609575)......................  6,802,800    696,561
*   Thai Reinsurance PCL(6609995)......................    723,600     74,092
    Thai Rung Union Car PCL............................    655,100    129,988
    Thai Stanley Electric PCL..........................    206,600  1,339,364
    Thai Steel Cable PCL...............................      3,400      1,483
    Thai Tap Water Supply PCL.......................... 13,650,100  3,990,411
    Thai Vegetable Oil PCL.............................  2,939,475  1,736,436
    Thai Wacoal PCL....................................     78,000    111,648
    Thai-German Ceramic PCL............................  3,855,000    355,020
    Thaicom PCL........................................  3,837,200  4,388,195
    Thanachart Capital PCL.............................  4,752,800  4,463,399
    Thitikorn PCL......................................    742,400    202,411
*   Thoresen Thai Agencies PCL.........................  3,744,920  1,973,996
    Ticon Industrial Connection PCL....................  4,125,487  1,937,142
    Tipco Asphalt PCL..................................    684,790    954,267
*   TIPCO Foods PCL....................................  1,278,482    296,286
    Tisco Financial Group PCL(B3KFW10).................    677,900    759,839
    Tisco Financial Group PCL(B3KFW76).................  2,220,100  2,488,449
    Toyo-Thai Corp. PCL(B5ML0B6).......................    411,928    402,444
    Toyo-Thai Corp. PCL(B5ML0D8).......................  1,350,871  1,319,769
    TPI Polene PCL.....................................  7,578,660  2,410,661
*   Tycoons Worldwide Group Thailand PCL...............    764,600     65,782

                                     1831

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES     VALUE++
                                                        --------- ------------
THAILAND -- (Continued)
    Union Mosaic Industry PCL (The).................... 3,273,200 $    927,126
    Unique Engineering & Construction PCL.............. 3,212,300      637,400
    Univanich Palm Oil PCL.............................   939,000      310,061
    Univentures PCL.................................... 7,086,000    1,524,102
    Vanachai Group PCL................................. 3,287,866      278,886
    Vibhavadi Medical Center PCL....................... 3,985,620    1,062,510
    Vinythai PCL....................................... 2,792,934      905,313
    Workpoint Entertainment PCL........................   839,900      564,852
                                                                  ------------
TOTAL THAILAND.........................................            166,644,229
                                                                  ------------
TURKEY -- (2.4%)
    Adana Cimento Sanayii TAS Class A..................   477,514      714,324
#   Adel Kalemcilik Ticaret ve Sanayi A.S..............    22,672      421,570
#*  Adese Alisveris Merkezleri Ticaret A.S.............    71,899      496,418
    Akcansa Cimento A.S................................   429,680    2,167,943
#*  Akenerji Elektrik Uretim A.S....................... 1,856,419      822,034
#   Akfen Holding A.S..................................   831,963    1,510,480
*   AKIS Gayrimenkul Yatirimi A.S......................    45,283       67,551
    Aksa Akrilik Kimya Sanayii.........................   843,653    2,796,624
    Aksigorta A.S......................................   995,287    1,296,778
*   Aktas Elektrik Ticaret A.S.........................       370           --
    Alarko Holding A.S.................................   682,424    1,408,573
*   Albaraka Turk Katilim Bankasi A.S.................. 2,591,157    1,643,349
    Alkim Alkali Kimya A.S.............................     6,300       33,897
*   Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................   110,344    2,343,270
#*  Anadolu Anonim Tuerk Sigorta Sirketi............... 1,885,921    1,144,728
#   Anadolu Cam Sanayii A.S............................ 1,073,372      807,878
    Anadolu Hayat Emeklilik A.S........................   737,241    1,635,024
#*  Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......    42,525      302,366
    Aselsan Elektronik Sanayi Ve Ticaret A.S...........         1            3
#*  Asya Katilim Bankasi A.S........................... 5,934,410    2,841,957
    Aygaz A.S..........................................   124,525      420,113
#   Bagfas Bandirma Gubre Fabrik.......................    45,944      667,415
#*  Banvit Bandirma Vitaminli Yem Sanayii ASA..........   297,934      272,778
#*  Baticim Bati Anadolu Cimento Sanayii A.S...........   270,029      674,673
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S..   885,060      745,147
#   Bizim Toptan Satis Magazalari A.S..................   181,001    1,534,382
    Bolu Cimento Sanayii A.S...........................   514,692      516,230
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S......   445,175      959,816
#*  Bosch Fren Sistemleri..............................       989       49,433
*   Boyner Buyuk Magazacilik...........................   103,651      282,052
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S....   397,201      879,836
    Bursa Cimento Fabrikasi A.S........................   229,830      412,880
    Celebi Hava Servisi A.S............................    45,555      235,145
    Cimsa Cimento Sanayi VE Tica.......................   457,606    2,324,891
#*  Deva Holding A.S...................................   683,187      508,073
#*  Dogan Sirketler Grubu Holding A.S.................. 6,403,075    1,985,707
#*  Dogan Yayin Holding A.S............................ 4,683,342    1,078,621
#   Dogus Otomotiv Servis ve Ticaret A.S...............   595,613    1,711,127
*   Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.........   541,645      336,063
*   Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S....   265,518      491,320
#   Eczacibasi Yatirim Holding Ortakligi A.S...........   354,065      773,144
    EGE Seramik Sanayi ve Ticaret A.S..................   822,424      892,566

                                     1832

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                         SHARES    VALUE++
                                                        --------- ----------
TURKEY -- (Continued)
#   EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................. 1,950,686 $1,840,337
#*  Fenerbahce Futbol A.S..............................    63,179    907,132
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.    49,177    455,065
    Gentas Genel Metal Sanayi ve Ticaret A.S...........   500,763    261,588
#   Global Yatirim Holding A.S......................... 2,001,945  1,110,570
    Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S....     8,540        147
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S..............................................    62,751  1,257,371
    Goodyear Lastikleri TAS............................    37,464    834,393
*   Gozde Girisim Sermayesi Yatirim Ortakligi A.S......   389,125    794,501
#*  GSD Holding........................................ 2,604,393  1,016,478
#*  Gubre Fabrikalari TAS..............................   812,420  1,185,389
*   Gunes Sigorta......................................   330,927    256,553
*   Hurriyet Gazetecilik A.S........................... 1,277,435    317,453
#*  Ihlas Holding A.S.................................. 7,530,182  1,201,222
#*  Ihlas Madencilik A.S...............................   148,484    451,021
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve
      Ticaret A.S......................................    82,829    128,614
#*  Ipek Dogal Enerji Kaynaklari Ve Uretim A.S......... 1,329,455  1,340,341
*   Is Finansal Kiralama A.S...........................   951,417    383,441
    Is Yatirim Menkul Degerler A.S. Class A............   254,709    130,940
*   Isiklar Yatirim Holding A.S........................   146,787     29,226
#*  Izmir Demir Celik Sanayi A.S.......................   819,232    725,812
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A..................................... 1,448,775  1,239,161
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B.....................................   692,748  1,223,416
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D..................................... 6,197,721  2,664,414
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S............. 1,639,695    619,926
#   Kartonsan Karton Sanayi ve Ticaret A.S.............     9,709    954,651
#*  Kerevitas Gida Sanayi ve Ticaret A.S...............     5,801     92,539
#   Konya Cimento Sanayii A.S..........................     8,645    916,043
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S............................   105,725    136,894
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S...... 1,427,863  1,386,007
    Mardin Cimento Sanayii ve Ticaret A.S..............   288,609    536,007
#*  Marshall Boya ve Vernik............................    28,715    523,102
*   Menderes Tekstil Sanayi ve Ticaret A.S.............   669,578    118,806
*   Metro Ticari ve Mali Yatirimlar Holding A.S........ 2,278,836    616,034
#*  Migros Ticaret A.S.................................   218,349  1,413,342
*   Milpa..............................................   134,673     65,572
#*  Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.....   149,549     61,632
*   Mudurnu Tavukculuk A.S.............................     1,740         --
    Mutlu Aku ve Malzemeleri Sanayi AS.................   110,210    430,534
*   Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS...         1          6
*   Nergis Holding A.S.................................     1,784         --
#   NET Holding A.S.................................... 1,418,627  1,498,858
#*  Net Turizm Ticaret ve Sanayi SA.................... 1,076,216    430,153
#   Netas Telekomunikasyon A.S.........................   216,273    474,757
    Nuh Cimento Sanayi A.S.............................   339,327  1,357,742
#   Otokar Otomotiv Ve Savunma Sanayi A.S..............   107,742  2,301,418
*   Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S..............................................   546,545  1,169,576
#*  Petkim Petrokimya Holding A.S...................... 4,055,738  4,550,437
    Pinar Entegre Et ve Un Sanayi A.S..................   139,619    499,164
    Pinar SUT Mamulleri Sanayii A.S....................   132,554  1,029,693
*   Polyester Sanayi A.S...............................   756,712    355,124
*   Raks Elektronik Sanayi ve Ticaret A.S..............     2,730         --
*   Reysas Tasimacilik ve Lojistik Ticaret A.S.........         1         --

                                     1833

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   266,658 $      346,031
*   Sekerbank TAS..................................... 2,761,333      2,477,769
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.......... 1,294,214      1,032,908
    Soda Sanayii A.S.................................. 1,096,319      1,354,131
*   Tat Gida Sanayi AS................................   729,258        759,511
#   Tekfen Holding A.S................................ 1,158,399      2,426,054
*   Teknosa Ic Ve Dis Ticaret A.S.....................   112,678        581,476
#*  Tekstil Bankasi A.S............................... 1,337,315        605,666
    Tofas Turk Otomobil Fabrikasi A.S.................         1              5
    Trakya Cam Sanayi A.S............................. 2,590,405      2,399,468
#   Turcas Petrol A.S.................................   685,172        695,178
    Turk Traktor ve Ziraat Makineleri A.S.............   124,115      2,864,098
#   Turkiye Sinai Kalkinma Bankasi A.S................ 6,245,404      4,712,056
    Ulker Biskuvi Sanayi A.S..........................   131,881        812,139
#*  Vestel Beyaz Esya Sanayi ve Ticaret A.S...........   478,320        650,008
#*  Vestel Elektronik Sanayi ve Ticaret A.S........... 1,090,031        676,789
#*  Zorlu Enerji Elektrik Uretim A.S.................. 1,738,991        732,208
                                                                 --------------
TOTAL TURKEY..........................................              104,624,276
                                                                 --------------
UNITED KINGDOM -- (0.0%)
    Redefine International P.L.C......................   250,733        204,821
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,854,754,285
                                                                 --------------
PREFERRED STOCKS -- (1.2%)
BRAZIL -- (1.2%)
    Alpargatas SA.....................................   907,380      4,742,483
    Banco ABC Brasil SA...............................   578,128      2,847,556
    Banco Alfa de Investimento SA.....................     2,600          5,966
    Banco Daycoval SA.................................   347,227      1,137,265
    Banco do Estado do Rio Grande do Sul SA Class B...   927,933      4,042,375
    Banco Industrial e Comercial SA...................   484,320      1,445,852
*   Banco Indusval SA.................................    11,800         25,807
    Banco Mercantil do Brasil SA......................     8,069         25,590
*   Banco Panamericano SA............................. 1,003,800      1,631,957
    Banco Pine SA.....................................   218,003        726,110
    Banco Sofisa SA...................................    92,600        110,660
*   Bombril SA........................................     4,000         10,406
    Centrais Eletricas de Santa Catarina SA...........    79,600        503,681
    Cia de Gas de Sao Paulo Class A...................   128,087      2,754,770
    Cia de Saneamento do Parana.......................   185,001        427,318
*   Cia de Tecidos do Norte de Minas - Coteminas......         2              2
    Cia de Transmissao de Energia Eletrica Paulista...   224,100      2,262,056
    Cia Energetica de Sao Paulo Class B...............   276,200      2,641,995
    Cia Energetica do Ceara Class A...................   188,311      3,742,879
    Cia Ferro Ligas da Bahia - Ferbasa................   288,549      1,515,878
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................   995,500      3,615,895
*   Empresa Metropolitana de Aguas e Energia SA.......    23,900         54,113
    Energisa SA.......................................     9,100          8,260
    Eucatex SA Industria e Comercio...................   215,427        561,540
    Forjas Taurus SA..................................   577,332        464,114
*   Gol Linhas Aereas Inteligentes SA.................   176,800        692,831
*   Inepar SA Industria e Construcoes.................   248,468         76,284

                                     1834

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 BRAZIL -- (Continued)
       Marcopolo SA.................................   3,477,600 $    7,471,685
       Parana Banco SA..............................      52,900        240,406
       Randon Participacoes SA......................   1,174,526      4,530,041
       Saraiva SA Livreiros Editores................     167,673      1,383,160
       Schulz SA....................................       9,000         38,609
 *     Sharp SA Equipamentos Eletronicos............  30,200,000             --
       Unipar Participacoes SA Class B..............   2,790,948        555,094
       Whirlpool SA.................................      89,716        151,091
                                                                 --------------
 TOTAL BRAZIL.......................................                 50,443,729
                                                                 --------------
 CHILE -- (0.0%)
       Coca-Cola Embonor SA Class B.................       8,190         15,682
                                                                 --------------
 COLOMBIA -- (0.0%)
       Avianca Holdings SA..........................     278,262        562,480
                                                                 --------------
 TOTAL PREFERRED STOCKS.............................                 51,021,891
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 BRAZIL -- (0.0%)
 *     Marfrig Global Foods SA......................         748              3
                                                                 --------------
 MALAYSIA -- (0.0%)
 *     BIMB Holdings Bhd............................     237,308         50,348
 *     Malaysian Resources Corp. Bhd Warrants
         09/16/18...................................   1,546,948        104,008
 *     Symphony Life Bhd............................     249,982         22,036
                                                                 --------------
 TOTAL MALAYSIA.....................................                    176,392
                                                                 --------------
 POLAND -- (0.0%)
 *     Polimex-Mostostal SA Rights..................   2,699,832             --
                                                                 --------------
 SOUTH KOREA -- (0.0%)
 #*    Hyundai Elevator Co., Ltd....................      15,067        188,628
                                                                 --------------
 THAILAND -- (0.0%)
 *     G J Steel PCL Rights 02/07/20................   5,379,492         17,926
                                                                 --------------
 TOTAL RIGHTS/WARRANTS..............................                    382,949
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (10.8%)
 (S)@  DFA Short Term Investment Fund...............  41,054,451    475,000,000
 @     Repurchase Agreement, Deutsche Bank
         Securities, Inc. 0.03%, 02/03/14
         (Collateralized by $1,038,365 GNMA 3.50%,
         09/20/42, valued at $933,308) to be
         repurchased at $915,010.................... $       915        915,008
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL................                475,915,008
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,212,200,767)^^........................               $4,382,074,133
                                                                 ==============

                                     1835

THE EMERGING MARKETS SMALL CAP SERIES
CONTNUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Argentina..................           -- $            1   --    $            1
   Brazil..................... $  4,610,214    316,268,196   --       320,878,410
   Chile......................    2,347,095     47,980,106   --        50,327,201
   China......................      176,274    594,461,683   --       594,637,957
   Colombia...................      722,497             --   --           722,497
   Greece.....................           --     37,424,255   --        37,424,255
   Hungary....................           --      1,349,335   --         1,349,335
   India......................       16,879    310,357,208   --       310,374,087
   Indonesia..................    1,699,585    135,220,860   --       136,920,445
   Israel.....................           --         39,544   --            39,544
   Macedonia..................           --             --   --                --
   Malaysia...................           --    248,519,216   --       248,519,216
   Mexico.....................  197,381,452        272,825   --       197,654,277
   Philippines................       19,992     54,454,419   --        54,474,411
   Poland.....................           --    102,750,179   --       102,750,179
   South Africa...............    7,541,365    300,098,472   --       307,639,837
   South Korea................    3,638,202    599,455,349   --       603,093,551
   Taiwan.....................        8,988    616,466,768   --       616,475,756
   Thailand...................  166,578,757         65,472   --       166,644,229
   Turkey.....................           --    104,624,276   --       104,624,276
   United Kingdom.............           --        204,821   --           204,821
Preferred Stocks..............
   Brazil.....................      464,114     49,979,615   --        50,443,729
   Chile......................           --         15,682   --            15,682
   Colombia...................      562,480             --   --           562,480
Rights/Warrants...............
   Brazil.....................           --              3   --                 3
   Malaysia...................           --        176,392   --           176,392
   Poland.....................           --             --   --                --
   South Korea................           --        188,628   --           188,628
   Thailand...................           --         17,926   --            17,926
Securities Lending Collateral.           --    475,915,008   --       475,915,008
                               ------------ --------------   --    --------------
TOTAL......................... $385,767,894 $3,996,306,239   --    $4,382,074,133
                               ============ ==============   ==    ==============

                                     1836

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                         SHARES      VALUE+
                                                        --------- ------------
  COMMON STOCKS -- (95.3%)
  Consumer Discretionary -- (17.9%)
  *   1-800-Flowers.com, Inc. Class A..................    44,330 $    223,423
  #   Aaron's, Inc.....................................     4,830      129,879
  #   AH Belo Corp. Class A............................    14,556      116,302
  *   ALCO Stores, Inc.................................       700        6,363
  #   Arctic Cat, Inc..................................     3,436      145,480
  #*  Ascent Capital Group, Inc. Class A...............     8,564      612,754
  #   Autoliv, Inc.....................................     9,404      852,661
  *   Ballantyne Strong, Inc...........................     9,030       42,983
  #*  Barnes & Noble, Inc..............................    12,200      164,456
      Bassett Furniture Industries, Inc................     2,900       40,890
  #   Beasley Broadcasting Group, Inc. Class A.........     9,471       86,565
  #*  Beazer Homes USA, Inc............................    12,516      281,735
  #   bebe stores, Inc.................................    19,551       97,168
  #   Best Buy Co., Inc................................   197,800    4,656,212
  #   Big 5 Sporting Goods Corp........................     8,501      145,877
  *   Biglari Holdings, Inc............................     1,953      853,383
  #   Bob Evans Farms, Inc.............................    52,387    2,632,447
  #   Bon-Ton Stores, Inc. (The).......................     2,986       32,100
  *   Books-A-Million, Inc.............................    14,887       34,389
      Brown Shoe Co., Inc..............................    74,697    1,768,825
  *   Build-A-Bear Workshop, Inc.......................    25,874      225,880
  #*  Cabela's, Inc....................................    53,051    3,546,990
  #*  Cache, Inc.......................................    26,610      134,647
      Callaway Golf Co.................................   122,359      999,673
  *   Cambium Learning Group, Inc......................    37,733       71,693
  *   Canterbury Park Holding Corp.....................     2,755       30,884
      Carnival Corp....................................   489,649   19,189,344
  #   Carriage Services, Inc...........................    20,916      447,602
  #*  Cavco Industries, Inc............................     7,600      593,712
      CBS Corp. Class A................................    28,263    1,658,190
      CBS Corp. Class B................................   201,625   11,839,420
  *   Christopher & Banks Corp.........................    56,231      401,489
      Churchill Downs, Inc.............................     7,682      684,543
  *   Citi Trends, Inc.................................     3,415       54,640
  *   Coast Distribution System (The)..................       547        1,988
  #   Columbia Sportswear Co...........................     4,317      320,969
      Comcast Corp. Class A............................ 3,446,875  187,682,344
      Comcast Corp. Special Class A.................... 1,088,341   56,974,651
  #*  Conn's, Inc......................................    25,450    1,545,069
      Core-Mark Holding Co., Inc.......................    24,059    1,820,063
  #*  Corinthian Colleges, Inc.........................    36,345       53,427
  *   Costa, Inc.......................................    18,022      387,293
      CSS Industries, Inc..............................    13,050      349,740
      CST Brands, Inc..................................    50,181    1,602,279
      Culp, Inc........................................    10,036      202,828
  #*  dELiA*s, Inc.....................................    22,143       16,386
  #*  Delta Apparel, Inc...............................     7,532      121,868
      Destination Maternity Corp.......................       200        5,366
  #*  Destination XL Group, Inc........................    15,601       83,933
      DeVry Education Group, Inc.......................     8,757      316,478
  #*  Digital Generation, Inc..........................     8,748      118,098

                                     1837

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
       Dillard's, Inc. Class A.......................... 120,300 $10,502,190
   *   Discovery Communications, Inc. Class B...........   3,762     302,032
   *   Dixie Group, Inc. (The)..........................  11,800     163,076
   #*  Dorman Products, Inc.............................  20,712   1,080,338
   *   Dover Downs Gaming & Entertainment, Inc..........   5,935       9,377
       Dover Motorsports, Inc...........................  15,098      35,178
   #   DR Horton, Inc................................... 208,125   4,886,775
   #*  DreamWorks Animation SKG, Inc. Class A...........  46,429   1,566,514
   *   Education Management Corp........................  13,202      91,490
       Educational Development Corp.....................   1,679       6,011
   #   Escalade, Inc....................................     277       3,294
   *   EW Scripps Co. Class A...........................  41,061     755,933
   #*  Federal-Mogul Corp...............................  38,585     689,900
   #*  Flanigan's Enterprises, Inc......................     865      12,573
       Flexsteel Industries, Inc........................   2,068      63,756
       Foot Locker, Inc.................................  15,700     606,020
   #   Fred's, Inc. Class A.............................  47,275     826,367
       Frisch's Restaurants, Inc........................     600      15,120
   #*  FTD Cos., Inc....................................  24,893     771,683
   #*  Fuel Systems Solutions, Inc......................   3,398      41,761
   *   Full House Resorts, Inc..........................   2,574       6,255
   *   G-III Apparel Group, Ltd.........................  11,394     797,238
   *   Gaiam, Inc. Class A..............................   5,988      40,659
   #   GameStop Corp. Class A........................... 104,752   3,673,653
   #*  Gaming Partners International Corp...............     500       4,085
       Gannett Co., Inc................................. 119,639   3,293,662
   *   General Motors Co................................ 674,707  24,343,429
   *   Genesco, Inc.....................................   7,056     495,472
       Graham Holdings Co. Class B......................   5,780   3,618,627
   *   Gray Television, Inc.............................  46,874     533,426
   #   Group 1 Automotive, Inc..........................  57,936   3,541,628
   *   Hallwood Group, Inc. (The).......................     296       2,908
       Harte-Hanks, Inc.................................  12,432      85,159
   #*  Hastings Entertainment, Inc......................     300         588
       Haverty Furniture Cos., Inc......................  33,479     931,386
   *   Helen of Troy, Ltd...............................  64,389   3,543,971
   #*  hhgregg, Inc.....................................  36,388     300,565
   *   Hollywood Media Corp.............................  19,037      26,842
       Hooker Furniture Corp............................  14,814     224,432
   #*  Hyatt Hotels Corp. Class A.......................  14,601     697,782
   #*  Iconix Brand Group, Inc..........................  95,618   3,556,990
       International Speedway Corp. Class A.............  24,844     834,013
   #*  Isle of Capri Casinos, Inc.......................  15,434     147,549
       JAKKS Pacific, Inc...............................  13,103      75,473
   *   Jarden Corp...................................... 162,075   9,797,434
   #*  JC Penney Co., Inc...............................  85,215     504,473
       Johnson Outdoors, Inc. Class A...................  15,588     370,527
       Jones Group, Inc. (The).......................... 103,143   1,521,359
   *   Journal Communications, Inc. Class A.............  77,674     619,062
   #   KB Home..........................................  30,800     595,672
   *   Kid Brands, Inc..................................   9,776       9,385
       Kohl's Corp......................................  14,353     726,692
       La-Z-Boy, Inc....................................  56,332   1,516,457

                                     1838

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES    VALUE+
                                                         ------- -----------
   Consumer Discretionary -- (Continued)
   #*  Lakeland Industries, Inc.........................  11,757 $    77,008
   #*  Lee Enterprises, Inc.............................  38,128     155,562
   #   Lennar Corp. Class A............................. 224,100   8,999,856
       Lennar Corp. Class B.............................   7,868     257,598
   *   Liberty Interactive Corp. Class A................ 882,463  23,570,587
   #*  Liberty Interactive Corp. Class B................  35,706     987,449
   *   Liberty Media Corp. Class A......................  96,383  12,683,039
   *   Liberty Media Corp. Class B......................   7,622   1,005,609
   *   Liberty Ventures Series A........................  38,401   4,454,516
   *   Liberty Ventures Series B........................   1,785     207,596
   #*  Life Time Fitness, Inc...........................  13,317     548,128
       Lifetime Brands, Inc.............................  16,431     253,366
       Lithia Motors, Inc. Class A......................  34,933   1,966,379
   *   Live Nation Entertainment, Inc................... 145,347   3,091,531
   *   Loral Space & Communications, Inc................  26,050   1,936,817
       Lowe's Cos., Inc................................. 139,546   6,459,584
   *   Luby's, Inc......................................  44,415     290,030
   *   M/I Homes, Inc...................................  37,930     932,699
   *   Madison Square Garden Co. (The) Class A..........  29,558   1,715,251
       Marcus Corp. (The)...............................  18,899     246,821
   *   MarineMax, Inc...................................  29,164     430,169
   *   Marriott Vacations Worldwide Corp................     662      31,697
   *   Martha Stewart Living Omnimedia Class A..........     980       3,910
       Matthews International Corp. Class A.............   3,202     136,149
   #*  McClatchy Co. (The) Class A......................  60,603     276,350
   #   MDC Holdings, Inc................................  18,400     568,376
   #*  Media General, Inc. Class A......................  25,196     449,245
       Men's Wearhouse, Inc. (The)......................  52,860   2,539,394
       Meredith Corp....................................  32,676   1,495,907
   *   Meritage Homes Corp..............................  28,156   1,367,537
   *   MGM Resorts International........................ 251,100   6,116,796
   #*  Modine Manufacturing Co..........................  14,650     191,915
   *   Mohawk Industries, Inc...........................  98,740  14,038,853
   *   Monarch Casino & Resort, Inc.....................   1,103      21,255
   *   Motorcar Parts of America, Inc...................  13,074     263,180
       Movado Group, Inc................................  36,900   1,392,975
   *   MTR Gaming Group, Inc............................  24,536     126,360
   #*  Multimedia Games Holding Co., Inc................  23,224     737,594
   *   Murphy USA, Inc..................................  47,356   1,834,571
       NACCO Industries, Inc. Class A...................   6,832     403,361
   *   New York & Co., Inc..............................   6,926      31,375
   *   News Corp. Class A............................... 402,247   6,419,862
   #*  News Corp. Class B...............................  99,903   1,559,486
   #*  Office Depot, Inc................................ 181,609     888,068
   *   Orient-Express Hotels, Ltd. Class A..............  75,198   1,064,804
   #*  Pacific Sunwear of California, Inc...............  43,900     126,432
   #*  Penn National Gaming, Inc........................  63,446     744,222
       Penske Automotive Group, Inc.....................  43,845   1,881,389
   *   Pep Boys-Manny, Moe & Jack (The).................  75,098     896,670
   *   Perfumania Holdings, Inc.........................     537       3,458
   *   Perry Ellis International, Inc...................  21,492     336,780
   #*  Pinnacle Entertainment, Inc......................  71,930   1,571,670
       PulteGroup, Inc.................................. 143,221   2,910,251

                                     1839

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES     VALUE+
                                                        --------- -----------
  Consumer Discretionary -- (Continued)
      PVH Corp.........................................    31,964 $ 3,863,489
  #*  Quiksilver, Inc..................................    74,010     521,770
  #*  Radio One, Inc. Class D..........................    13,955      76,753
  #*  RadioShack Corp..................................    46,847     112,433
  *   Red Lion Hotels Corp.............................     8,907      51,661
  *   Red Robin Gourmet Burgers, Inc...................    31,175   2,008,605
      Regis Corp.......................................    54,292     669,420
  #   Rent-A-Center, Inc...............................    76,435   1,906,289
  #*  Rick's Cabaret International, Inc................    12,026     135,774
      Rocky Brands, Inc................................     8,729     135,474
      Royal Caribbean Cruises, Ltd.....................   322,500  15,996,000
  #*  Ruby Tuesday, Inc................................    70,361     394,022
  #   Saga Communications, Inc. Class A................     8,693     428,913
      Salem Communications Corp. Class A...............    10,922      93,929
  #   Scholastic Corp..................................    30,900   1,019,391
  *   Scientific Games Corp. Class A...................    41,635     586,221
  #*  Sears Holdings Corp..............................    70,001   2,545,936
      Service Corp. International/US...................   274,069   4,851,021
  *   Shiloh Industries, Inc...........................    24,793     373,878
  #   Shoe Carnival, Inc...............................    33,450     826,215
  *   Skechers U.S.A., Inc. Class A....................    49,610   1,433,233
      Spartan Motors, Inc..............................    16,820      96,715
      Speedway Motorsports, Inc........................    52,187     999,903
  *   Sport Chalet, Inc. Class A.......................       875         980
  *   Sport Chalet, Inc. Class B.......................       299         393
  #   Stage Stores, Inc................................    53,575   1,050,070
  #   Standard Motor Products, Inc.....................    37,342   1,221,457
  *   Stanley Furniture Co., Inc.......................    15,798      60,032
  #   Staples, Inc.....................................   497,525   6,547,429
  *   Starz............................................    84,255   2,357,455
  *   Starz Class B....................................     7,622     213,187
      Stein Mart, Inc..................................    22,915     283,688
  *   Steiner Leisure, Ltd.............................     2,225     109,047
  *   Stoneridge, Inc..................................    19,361     220,328
      Strattec Security Corp...........................     5,224     286,014
      Superior Industries International, Inc...........    37,089     675,391
      Superior Uniform Group, Inc......................     8,978     140,057
  *   Systemax, Inc....................................    11,750     132,893
  #*  Tandy Leather Factory, Inc.......................       500       4,255
      Time Warner Cable, Inc...........................   693,942  92,481,650
      Time Warner, Inc................................. 1,534,860  96,435,254
  *   Toll Brothers, Inc...............................   203,299   7,471,238
  #*  Trans World Entertainment Corp...................     5,781      22,893
  #*  Tuesday Morning Corp.............................    60,500     794,970
      Twenty-First Century Fox, Inc. Class A........... 1,287,383  40,964,527
      Twenty-First Century Fox, Inc. Class B...........   550,972  17,212,365
  *   Unifi, Inc.......................................    43,422   1,006,956
  *   Universal Electronics, Inc.......................     3,206     114,582
  #   Vail Resorts, Inc................................    11,600     790,540
  #*  Valuevision Media, Inc. Class A..................     3,998      24,668
  #*  VOXX International Corp..........................    24,496     326,532
      Walt Disney Co. (The)............................    26,220   1,903,834
  #   Wendy's Co. (The)................................   242,704   2,201,325

                                     1840

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Discretionary -- (Continued)
  *   West Marine, Inc.................................    26,468 $    346,466
  #*  Wet Seal, Inc. (The) Class A.....................    13,619       32,549
      Whirlpool Corp...................................    30,049    4,005,532
      Wyndham Worldwide Corp...........................   144,114   10,223,447
  *   Zale Corp........................................    23,799      359,841
                                                                  ------------
  Total Consumer Discretionary.........................            843,119,997
                                                                  ------------
  Consumer Staples -- (7.0%)
      Alico, Inc.......................................       960       35,059
  *   Alliance One International, Inc..................    35,084       90,166
  #   Andersons, Inc. (The)............................    15,774    1,305,141
      Archer-Daniels-Midland Co........................   813,476   32,116,032
      Beam, Inc........................................   131,553   10,958,365
  *   Boulder Brands, Inc..............................    76,099    1,091,260
      Bunge, Ltd.......................................   121,368    9,194,840
      CCA Industries, Inc..............................     8,323       25,219
  *   Central Garden and Pet Co........................    25,184      162,689
  *   Central Garden and Pet Co. Class A...............    54,453      339,787
  *   Chiquita Brands International, Inc...............    69,284      733,025
  *   Constellation Brands, Inc. Class A...............   249,042   19,094,050
  *   Constellation Brands, Inc. Class B...............    12,715      976,131
  *   Craft Brew Alliance, Inc.........................     9,754      147,480
      CVS Caremark Corp................................ 1,510,745  102,307,651
  *   Farmer Bros Co...................................     6,695      144,813
      Fresh Del Monte Produce, Inc.....................    39,437    1,043,503
  #   Griffin Land & Nurseries, Inc....................     1,500       45,900
  *   Hain Celestial Group, Inc. (The).................    43,646    4,010,631
      Ingles Markets, Inc. Class A.....................    11,437      310,858
      Ingredion, Inc...................................    62,117    3,869,889
      JM Smucker Co. (The).............................   108,204   10,429,784
  #   John B Sanfilippo & Son, Inc.....................    10,428      241,408
      Kraft Foods Group, Inc...........................   209,706   10,978,109
  #*  Mannatech, Inc...................................       717       10,984
      MGP Ingredients, Inc.............................     4,788       26,382
  #   Molson Coors Brewing Co. Class A.................     1,908      101,162
      Molson Coors Brewing Co. Class B.................   186,550    9,819,992
      Mondelez International, Inc. Class A............. 2,081,099   68,155,992
  *   Nutraceutical International Corp.................    14,615      365,960
      Oil-Dri Corp. of America.........................     5,047      173,364
  *   Omega Protein Corp...............................    25,852      261,881
  *   Pantry, Inc. (The)...............................    22,475      328,360
  #*  Post Holdings, Inc...............................    50,201    2,687,259
  #   Safeway, Inc.....................................   157,807    4,929,891
  #   Sanderson Farms, Inc.............................    16,100    1,197,035
  *   Seaboard Corp....................................     1,812    4,620,600
  *   Seneca Foods Corp. Class A.......................     6,301      183,170
  *   Seneca Foods Corp. Class B.......................       300        8,833
  #   Snyders-Lance, Inc...............................    28,337      756,881
      Spartan Stores, Inc..............................    34,281      774,408
      Spectrum Brands Holdings, Inc....................    46,130    3,471,282
  #*  Susser Holdings Corp.............................    12,360      753,713
  #*  TreeHouse Foods, Inc.............................    24,190    1,592,670
  #   Tyson Foods, Inc. Class A........................   405,030   15,148,122

                                     1841

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Consumer Staples -- (Continued)
  #   Universal Corp...................................    22,290 $  1,143,923
      Weis Markets, Inc................................    11,602      571,050
                                                                  ------------
  Total Consumer Staples...............................            326,734,704
                                                                  ------------
  Energy -- (14.2%)
      Adams Resources & Energy, Inc....................     6,004      399,386
      Alon USA Energy, Inc.............................    33,484      526,034
  #*  Alpha Natural Resources, Inc.....................   170,794      970,110
      Anadarko Petroleum Corp..........................   845,068   68,188,537
      Apache Corp......................................   289,715   23,252,526
  #*  Approach Resources, Inc..........................     6,883      138,279
  #   Arch Coal, Inc...................................    60,743      257,550
  *   Atwood Oceanics, Inc.............................     4,600      218,040
      Baker Hughes, Inc................................    84,672    4,795,822
  *   Barnwell Industries, Inc.........................     8,038       24,918
  #*  Bill Barrett Corp................................    51,500    1,442,515
      Bolt Technology Corp.............................     9,574      207,469
      Bristow Group, Inc...............................    43,589    3,129,254
  #*  C&J Energy Services, Inc.........................    37,416      874,786
      Cabot Oil & Gas Corp.............................       568       22,709
  *   Callon Petroleum Co..............................    13,214       89,195
  #   Chesapeake Energy Corp...........................   624,655   16,809,466
      Chevron Corp.....................................   696,706   77,773,291
  *   Cloud Peak Energy, Inc...........................    33,115      620,244
  #   Comstock Resources, Inc..........................    32,421      556,020
      ConocoPhillips................................... 1,766,829  114,755,544
  *   Contango Oil & Gas Co............................     1,064       44,645
  *   Dawson Geophysical Co............................    17,055      552,070
      Delek US Holdings, Inc...........................    52,256    1,583,357
  *   Denbury Resources, Inc...........................   289,460    4,651,622
      Devon Energy Corp................................    42,463    2,514,659
  #*  Double Eagle Petroleum Co........................     7,844       17,021
  *   Emerald Oil, Inc.................................    32,065      245,939
  #*  Endeavour International Corp.....................     4,300       28,337
      EOG Resources, Inc...............................     6,045      998,876
  *   EPL Oil & Gas, Inc...............................    27,489      738,629
  *   Era Group, Inc...................................    36,653    1,073,566
  *   Exterran Holdings, Inc...........................    69,200    2,404,008
  #   Green Plains Renewable Energy, Inc...............    26,534      591,178
      Gulf Island Fabrication, Inc.....................    15,018      304,265
      Gulfmark Offshore, Inc. Class A..................    35,505    1,511,093
  #*  Harvest Natural Resources, Inc...................    48,645      213,552
  *   Helix Energy Solutions Group, Inc................   103,010    2,100,374
      Helmerich & Payne, Inc...........................   108,670    9,567,307
  *   Hercules Offshore, Inc...........................   107,413      534,917
      Hess Corp........................................   378,130   28,545,034
  *   HKN, Inc.........................................       564       41,736
      HollyFrontier Corp...............................    26,505    1,227,182
  #*  Hornbeck Offshore Services, Inc..................    29,719    1,269,298
  #*  James River Coal Co..............................    10,139       11,153
  #*  Key Energy Services, Inc.........................    49,745      362,641
      Knightsbridge Tankers, Ltd.......................    14,861      139,991
  #*  Magnum Hunter Resources Corp.....................    82,198      686,353

                                     1842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Energy -- (Continued)
       Marathon Oil Corp................................ 903,937 $29,640,094
       Marathon Petroleum Corp.......................... 451,968  39,343,814
   *   Matador Resources Co.............................   6,400     124,416
   *   Matrix Service Co................................  15,423     405,316
   #*  McDermott International, Inc.....................  63,698     531,241
       Murphy Oil Corp.................................. 189,426  10,723,406
       Nabors Industries, Ltd........................... 272,782   4,659,117
       National Oilwell Varco, Inc...................... 250,948  18,823,609
   *   Natural Gas Services Group, Inc..................  15,026     434,251
   *   Newfield Exploration Co..........................  48,506   1,201,494
   #*  Newpark Resources, Inc...........................  97,395   1,106,407
       Noble Corp. P.L.C................................  74,243   2,303,760
       Noble Energy, Inc................................ 133,794   8,339,380
   #*  Northern Oil and Gas, Inc........................  16,372     238,049
       Occidental Petroleum Corp........................  56,737   4,968,459
   #*  Overseas Shipholding Group, Inc..................   2,355      20,865
   *   Parker Drilling Co............................... 142,573   1,060,743
       Patterson-UTI Energy, Inc........................ 152,325   3,913,229
   *   PDC Energy, Inc..................................  24,103   1,201,776
   *   Penn Virginia Corp...............................  35,279     422,995
   *   PHI, Inc. Non-Voting.............................  21,843     804,478
   #*  PHI, Inc. Voting.................................   1,099      39,015
       Phillips 66...................................... 883,414  64,568,729
   *   Pioneer Energy Services Corp.....................  98,221     823,092
       Pioneer Natural Resources Co.....................  88,400  14,967,888
       QEP Resources, Inc...............................  33,043   1,020,698
   *   Renewable Energy Group, Inc......................   2,882      28,849
   *   REX American Resources Corp......................   4,050     165,888
   *   Rex Energy Corp..................................  35,100     661,284
   *   Rowan Cos. P.L.C. Class A........................ 121,858   3,822,685
   #*  SEACOR Holdings, Inc.............................  36,653   3,085,450
       SemGroup Corp. Class A...........................   4,727     291,940
   #   Ship Finance International, Ltd..................  40,467     692,795
   *   Stone Energy Corp................................   1,115      34,509
       Superior Energy Services, Inc....................  75,686   1,789,217
   #*  Swift Energy Co..................................  34,900     432,062
   #   Teekay Corp......................................  37,720   2,043,292
   *   Tesco Corp.......................................   3,745      79,094
       Tesoro Corp...................................... 168,807   8,696,937
   *   TETRA Technologies, Inc..........................  25,510     263,263
   *   TGC Industries, Inc..............................   1,787      11,633
       Tidewater, Inc...................................  49,127   2,547,235
   #   Transocean, Ltd.................................. 274,265  11,870,189
   #*  Triangle Petroleum Corp..........................   7,779      59,198
   *   Unit Corp........................................  57,000   2,848,290
   #*  USEC, Inc........................................   6,111      27,744
       Valero Energy Corp............................... 605,899  30,961,439
   *   Weatherford International, Ltd................... 281,383   3,809,926
   #   Western Refining, Inc............................  68,485   2,678,448
   *   Whiting Petroleum Corp...........................  16,007     934,489

                                     1843

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Energy -- (Continued)
  *   Willbros Group, Inc..............................    18,620 $    155,477
                                                                  ------------
  Total Energy.........................................            666,688,152
                                                                  ------------
  Financials -- (18.2%)
      1st Source Corp..................................    41,187    1,213,781
      1st United Bancorp Inc/Boca Raton................       863        6,265
      ACE, Ltd.........................................    46,348    4,347,906
  #   Alexander & Baldwin, Inc.........................    66,838    2,614,034
  *   Alleghany Corp...................................     2,626      977,739
      Allied World Assurance Co. Holdings AG...........    25,477    2,622,093
      Allstate Corp. (The).............................   157,339    8,055,757
  *   American Capital, Ltd............................   422,803    6,599,955
  #   American Equity Investment Life Holding Co.......    88,700    1,946,965
      American Financial Group, Inc....................   173,596    9,533,892
  #*  American Independence Corp.......................       173        1,827
      American International Group, Inc................   899,581   43,143,905
      American National Insurance Co...................    37,287    3,877,848
  *   Ameris Bancorp...................................    12,022      246,090
      AmeriServ Financial, Inc.........................    33,075      107,824
      Argo Group International Holdings, Ltd...........    42,675    1,919,948
      Aspen Insurance Holdings, Ltd....................   102,623    3,992,035
      Associated Banc-Corp.............................    31,434      517,718
  #   Assurant, Inc....................................    65,820    4,301,337
      Assured Guaranty, Ltd............................   122,989    2,601,217
  *   Asta Funding, Inc................................     7,527       61,721
      Astoria Financial Corp...........................    19,344      256,115
  #*  Atlanticus Holdings Corp.........................    19,218       56,693
  #*  AV Homes, Inc....................................    15,767      295,158
      Axis Capital Holdings, Ltd.......................       800       36,016
  #   Baldwin & Lyons, Inc. Class A....................       300        7,254
  #   Baldwin & Lyons, Inc. Class B....................     6,556      163,638
      Banc of California, Inc..........................       810       10,287
  #*  Bancorp, Inc.....................................       459        8,744
      Bank Mutual Corp.................................    51,232      350,427
      Bank of America Corp............................. 6,542,656  109,589,488
      Bank of New York Mellon Corp. (The)..............   491,755   15,716,490
      BankFinancial Corp...............................    39,867      362,391
      Banner Corp......................................     7,943      292,541
      BCB Bancorp, Inc.................................     1,059       13,502
      Berkshire Hills Bancorp, Inc.....................    25,980      635,471
  *   BofI Holding, Inc................................     8,208      679,212
  *   Capital Bank Financial Corp. Class A.............       233        5,371
  #*  Capital City Bank Group, Inc.....................    16,844      214,929
      Capital One Financial Corp.......................   356,632   25,181,786
      Capital Southwest Corp...........................    27,628      944,049
      Cathay General Bancorp...........................    17,730      416,655
      Centerstate Banks, Inc...........................       747        8,217
      Century Bancorp, Inc. Class A....................       495       16,785
      Chicopee Bancorp, Inc............................     1,000       17,350
      CIT Group, Inc...................................    39,411    1,834,582
      Citigroup, Inc................................... 2,248,344  106,638,956
      Citizens Community Bancorp, Inc..................    10,355       83,254
      CME Group, Inc...................................   414,385   30,979,423

                                     1844

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Financials -- (Continued)
       CNA Financial Corp............................... 277,671 $10,906,917
       CNO Financial Group, Inc......................... 301,264   5,103,412
       Codorus Valley Bancorp, Inc......................     126       2,649
   *   Community West Bancshares........................     400       2,868
   *   Cowen Group, Inc. Class A........................  15,961      65,121
       Donegal Group, Inc. Class A......................  27,472     401,366
   #   Donegal Group, Inc. Class B......................     300       7,364
   *   E*TRADE Financial Corp...........................  89,699   1,795,774
       East West Bancorp, Inc...........................     672      22,473
   *   Eastern Virginia Bankshares, Inc.................     307       2,075
       EMC Insurance Group, Inc.........................  18,341     504,011
   #*  Encore Capital Group, Inc........................     627      29,839
       Endurance Specialty Holdings, Ltd................  76,288   3,996,728
       Enterprise Financial Services Corp...............   3,235      60,236
   #   ESB Financial Corp...............................     432       5,556
       ESSA Bancorp, Inc................................   8,217      92,688
       Evans Bancorp, Inc...............................   1,681      38,663
       Everest Re Group, Ltd............................  34,913   5,054,006
   #*  Farmers Capital Bank Corp........................     302       6,209
       FBL Financial Group, Inc. Class A................  24,660     952,616
   #   Federal Agricultural Mortgage Corp. Class A......     177       4,383
       Federal Agricultural Mortgage Corp. Class C......   9,200     281,888
       Federated National Holding Co....................  13,665     180,788
       Fidelity National Financial, Inc. Class A........  46,321   1,460,964
   #   Fidelity Southern Corp...........................   7,214     101,569
   *   First Acceptance Corp............................  39,006     100,245
   #   First American Financial Corp....................  61,982   1,606,573
       First Bancorp....................................  16,138     278,058
   #*  First BanCorp....................................   7,500      36,675
   *   First Bancshares, Inc............................     400       3,312
       First Business Financial Services, Inc...........     482      19,883
       First Citizens BancShares, Inc. Class A..........   8,627   1,908,637
       First Commonwealth Financial Corp................  30,547     250,791
       First Community Bancshares, Inc..................     183       2,963
       First Defiance Financial Corp....................  10,880     279,834
       First Federal of Northern Michigan Bancorp, Inc..     900       4,568
       First Financial Holdings, Inc....................   8,549     526,191
   #   First Financial Northwest, Inc...................  25,371     262,336
       First Merchants Corp.............................  46,827     987,581
       First Midwest Bancorp, Inc.......................   7,168     114,473
       First Niagara Financial Group, Inc...............  77,106     666,196
       First South Bancorp, Inc.........................   2,278      18,452
       Fox Chase Bancorp, Inc...........................     351       6,006
   *   Genworth Financial, Inc. Class A.................  34,964     515,719
   #   German American Bancorp, Inc.....................   7,459     201,095
       GFI Group, Inc...................................   2,875      10,925
   #*  Gleacher & Co., Inc..............................     450       4,959
   *   Global Indemnity P.L.C...........................   8,282     202,992
       Goldman Sachs Group, Inc. (The).................. 143,685  23,581,582
       Great Southern Bancorp, Inc......................   1,616      44,682
       Guaranty Bancorp.................................  15,867     205,636
   *   Guaranty Federal Bancshares, Inc.................   1,684      18,019
   *   Hallmark Financial Services, Inc.................  25,666     226,117

                                     1845

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Financials -- (Continued)
  #   Hampden Bancorp, Inc.............................     5,886 $    94,411
      Hanover Insurance Group, Inc. (The)..............    88,829   4,932,674
      Hartford Financial Services Group, Inc...........   308,762  10,266,336
      HCC Insurance Holdings, Inc......................    17,700     759,507
      Heartland Financial USA, Inc.....................       465      11,713
      Heritage Commerce Corp...........................    14,483     116,009
      HF Financial Corp................................       400       5,276
  *   Hilltop Holdings, Inc............................    26,171     622,608
  #   Hingham Institution for Savings..................       500      39,290
  *   HMN Financial, Inc...............................     3,456      38,396
  *   Home Bancorp, Inc................................       719      14,488
      Home Federal Bancorp, Inc .......................     9,420     136,590
      HopFed Bancorp, Inc..............................     6,781      77,439
      Horace Mann Educators Corp.......................    58,206   1,623,947
      Hudson City Bancorp, Inc.........................    28,191     254,847
  *   ICG Group, Inc...................................     1,184      22,484
  #*  Imperial Holdings, Inc...........................     2,882      17,811
  #   Independence Holding Co..........................    24,172     310,127
      Infinity Property & Casualty Corp................    15,800   1,115,480
      IntercontinentalExchange Group, Inc..............     1,479     308,800
      International Bancshares Corp....................       800      18,728
  #*  Intervest Bancshares Corp. Class A...............     2,078      15,543
  *   Investment Technology Group, Inc.................    23,677     390,670
      Investors Title Co...............................     1,169      93,660
  #   Janus Capital Group, Inc.........................    24,840     272,992
      JPMorgan Chase & Co.............................. 1,173,590  64,969,942
      Kemper Corp......................................    67,002   2,462,323
      Kentucky First Federal Bancorp...................     2,800      24,416
      KeyCorp..........................................   526,210   6,714,440
      Lakeland Bancorp, Inc............................     8,324      93,811
      Landmark Bancorp, Inc............................     1,968      37,805
      Legg Mason, Inc..................................    93,283   3,950,535
      Lincoln National Corp............................   378,093  18,159,807
      LNB Bancorp, Inc.................................    13,395     134,084
      Loews Corp.......................................   243,798  10,870,953
  #*  Louisiana Bancorp, Inc...........................     5,606     102,478
  #*  Macatawa Bank Corp...............................    18,892     100,128
  *   Magyar Bancorp, Inc..............................       500       3,975
  #   Maiden Holdings, Ltd.............................     5,792      63,596
      MainSource Financial Group, Inc..................    45,000     733,950
      Marlin Business Services Corp....................    14,241     361,294
      MB Financial, Inc................................    19,678     552,952
  #*  MBIA, Inc........................................    82,267     900,001
  *   MBT Financial Corp...............................    23,185     125,431
      MCG Capital Corp.................................    11,930      53,327
  #   Meadowbrook Insurance Group, Inc.................    26,353     159,699
      Medallion Financial Corp.........................     9,550     127,301
      Mercantile Bank Corp.............................     4,422      88,484
  #   Meta Financial Group, Inc........................     1,083      43,807
      MetLife, Inc..................................... 1,125,923  55,226,523
  *   Metro Bancorp, Inc...............................    26,598     528,502
  *   MGIC Investment Corp.............................    72,733     617,503
      MicroFinancial, Inc..............................     5,900      45,371

                                     1846

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES     VALUE+
                                                      --------- -----------
    Financials -- (Continued)
        MidWestOne Financial Group, Inc..............       346 $     8,505
        Montpelier Re Holdings, Ltd..................    38,746   1,079,851
        Morgan Stanley............................... 1,476,248  43,564,078
        MutualFirst Financial, Inc...................     2,300      43,217
        NASDAQ OMX Group, Inc. (The).................    42,129   1,607,221
        National Western Life Insurance Co. Class A..       900     196,335
    *   Navigators Group, Inc. (The).................     3,685     219,737
    *   New Century Bancorp, Inc.....................       600       3,948
    #   New Hampshire Thrift Bancshares, Inc.........     3,667      54,712
    *   NewBridge Bancorp............................    11,413      79,777
    #*  NewStar Financial, Inc.......................    41,166     647,541
    *   North Valley Bancorp.........................       907      21,197
        Northeast Community Bancorp, Inc.............    18,190     132,241
        Northrim BanCorp, Inc........................     5,734     137,731
        OFG Bancorp..................................    30,191     440,185
        Old Republic International Corp..............   280,714   4,384,753
    #*  Old Second Bancorp, Inc......................     4,874      22,713
        Oppenheimer Holdings, Inc. Class A...........     3,097      72,718
    *   Pacific Mercantile Bancorp...................    16,236     101,637
    #   PacWest Bancorp..............................     1,076      43,158
        Park Sterling Corp...........................     3,253      21,958
        PartnerRe, Ltd...............................    52,224   5,126,830
    #   People's United Financial, Inc...............    68,700     976,227
        Peoples Bancorp of North Carolina, Inc.......       250       3,833
        Peoples Bancorp, Inc.........................    17,608     397,060
    #*  PHH Corp.....................................    91,804   2,228,083
    #*  Phoenix Cos., Inc. (The).....................     2,631     123,920
    #   Pinnacle Financial Partners, Inc.............    23,924     780,879
    *   Piper Jaffray Cos............................       312      12,255
        Platinum Underwriters Holdings, Ltd..........    21,715   1,234,281
    *   Popular, Inc.................................    56,536   1,492,550
    *   Porter Bancorp, Inc..........................     1,737       1,702
    #*  Portfolio Recovery Associates, Inc...........    28,203   1,416,355
        Premier Financial Bancorp, Inc...............     1,301      18,708
        Principal Financial Group, Inc...............   217,722   9,486,148
    #   Protective Life Corp.........................    98,037   4,804,793
        Provident Financial Holdings, Inc............       544       8,187
        Provident Financial Services, Inc............    21,059     364,742
        Prudential Financial, Inc....................   497,625  41,994,574
        Pulaski Financial Corp.......................     4,550      47,274
    #   Radian Group, Inc............................   161,945   2,409,742
        Regions Financial Corp....................... 1,302,555  13,246,984
        Reinsurance Group of America, Inc............   169,166  12,631,625
        Renasant Corp................................    42,102   1,212,117
    *   Republic First Bancorp, Inc..................     2,174       6,935
        Resource America, Inc. Class A...............    21,051     184,828
    #*  Riverview Bancorp, Inc.......................    15,319      47,948
        Safety Insurance Group, Inc..................    11,042     597,151
        Sandy Spring Bancorp, Inc....................     9,125     227,851
        Selective Insurance Group, Inc...............    45,200   1,063,104
        SI Financial Group, Inc......................     5,661      66,970
    o*  Southern Community Financial.................    29,890       6,576
    #*  Southern First Bancshares, Inc...............     1,216      16,161

                                     1847

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Financials -- (Continued)
       Southwest Bancorp, Inc...........................  16,974 $    296,196
       StanCorp Financial Group, Inc....................  15,636    1,004,613
       State Auto Financial Corp........................  56,823    1,089,865
       Sterling Bancorp.................................  70,552      888,955
   #   Stewart Information Services Corp................  12,271      398,930
   #*  Stratus Properties, Inc..........................   3,069       53,309
   *   Suffolk Bancorp..................................     205        3,952
   #*  Sun Bancorp, Inc.................................   4,075       12,918
       SunTrust Banks, Inc.............................. 491,691   18,202,401
       Susquehanna Bancshares, Inc......................  97,547    1,056,434
       Symetra Financial Corp...........................  20,319      389,109
       Synovus Financial Corp........................... 159,578      534,586
       Teche Holding Co.................................     600       44,970
       TF Financial Corp................................     630       19,215
       Timberland Bancorp, Inc..........................   2,500       27,400
       Travelers Cos., Inc. (The).......................  28,000    2,275,840
   *   Tree.com, Inc....................................   5,635      182,856
   #   Trustmark Corp...................................   4,194       99,649
   #   Umpqua Holdings Corp.............................  34,932      613,406
   *   Unico American Corp..............................   1,900       24,738
       Union First Market Bankshares Corp...............  37,042      854,559
       United Financial Bancorp, Inc....................   6,824      120,990
       United Fire Group, Inc...........................  38,612      969,161
   *   United Security Bancshares.......................     393        1,961
       Unity Bancorp, Inc...............................   3,306       25,853
       Unum Group....................................... 517,445   16,661,729
       Validus Holdings, Ltd............................   4,399      158,012
   *   Virginia Commerce Bancorp, Inc...................  22,274      362,175
       Washington Federal, Inc..........................   1,243       27,197
   #*  Waterstone Financial, Inc........................   1,426       15,064
       WesBanco, Inc....................................  31,462      898,555
       West Bancorporation, Inc.........................  13,957      206,424
       Westfield Financial, Inc.........................  10,811       80,650
       Wintrust Financial Corp..........................  24,224    1,061,738
       XL Group P.L.C................................... 240,766    6,919,615
   *   Yadkin Financial Corp............................   5,570      104,159
       Zions BanCorp....................................  53,325    1,533,094
   *   ZipRealty, Inc...................................  10,028       41,917
                                                                 ------------
   Total Financials.....................................          857,863,369
                                                                 ------------
   Health Care -- (10.0%)
   *   Addus HomeCare Corp..............................   2,044       48,320
       Aetna, Inc....................................... 558,462   38,159,708
   *   Affymetrix, Inc..................................  42,297      397,169
   #*  Albany Molecular Research, Inc...................  34,587      370,081
   *   Alere, Inc.......................................  74,130    2,809,527
   *   Allied Healthcare Products, Inc..................   1,000        2,460
   #*  Allscripts Healthcare Solutions, Inc............. 187,470    3,104,503
   *   Alphatec Holdings, Inc...........................   5,644       12,247
   #*  Amedisys, Inc....................................  19,727      297,680
   *   AMN Healthcare Services, Inc.....................   8,600      129,946
   *   Amsurg Corp......................................  30,743    1,283,520
       Analogic Corp....................................   2,988      285,802

                                     1848

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                       SHARES     VALUE+
                                                      --------- -----------
    Health Care -- (Continued)
    *    AngioDynamics, Inc..........................    44,530 $   708,472
    *    Anika Therapeutics, Inc.....................    14,671     488,104
    *    Arrhythmia Research Technology, Inc.........     1,200       5,340
    #*   Baxano Surgical, Inc........................     5,997       7,676
    *    BioScrip, Inc...............................    36,570     311,211
    *    BioTelemetry, Inc...........................     5,328      38,841
    *    Boston Scientific Corp...................... 1,204,199  16,292,812
    *    Cambrex Corp................................    43,567     817,753
    #*   Capital Senior Living Corp..................    54,559   1,225,941
    *    CareFusion Corp.............................   207,163   8,446,036
    #*   Celldex Therapeutics, Inc...................     4,759     122,687
         Cigna Corp..................................    42,954   3,707,360
    *    Community Health Systems, Inc...............   105,314   4,361,053
    #    CONMED Corp.................................    43,239   1,813,876
         Cooper Cos., Inc. (The).....................    13,956   1,734,452
    *    Cross Country Healthcare, Inc...............    28,968     312,854
         CryoLife, Inc...............................    17,502     188,847
    #*   Cumberland Pharmaceuticals, Inc.............    23,319     109,599
    #*   Cutera, Inc.................................    23,864     226,708
    *    Cynosure, Inc. Class A......................     8,077     216,706
         Daxor Corp..................................       545       3,861
         Digirad Corp................................    29,111     101,889
    *    Emergent Biosolutions, Inc..................     8,678     207,665
    *    Endo Health Solutions, Inc..................    54,588   3,596,257
    #*   Enzo Biochem, Inc...........................    47,997     134,872
    *    Exactech, Inc...............................     3,390      75,529
    *    Express Scripts Holding Co..................   493,239  36,840,021
    *    Five Star Quality Care, Inc.................    28,953     157,215
    *    Forest Laboratories, Inc....................    78,471   5,202,627
    *    Gentiva Health Services, Inc................    31,640     359,430
    *    Greatbatch, Inc.............................    41,672   1,771,477
    #*   Hanger, Inc.................................    16,897     571,288
    #*   Harvard Apparatus Regenerative Technology,
           Inc.......................................     8,026      32,826
    *    Harvard Bioscience, Inc.....................    32,107     141,913
    *    Health Net, Inc.............................    44,958   1,478,669
    #*   Healthways, Inc.............................    46,297     708,807
    *    Hologic, Inc................................   305,036   6,515,569
         Humana, Inc.................................   236,814  23,042,002
    *    Impax Laboratories, Inc.....................     4,700     108,758
         Invacare Corp...............................    30,851     622,573
         Kewaunee Scientific Corp....................     1,631      27,075
         Kindred Healthcare, Inc.....................    59,114   1,119,619
    *    Lannett Co., Inc............................     3,649     128,883
    *    LCA-Vision, Inc.............................       700       2,954
         LeMaitre Vascular, Inc......................     5,100      40,647
    #*   LHC Group, Inc..............................     1,418      32,529
    *    Life Technologies Corp......................    94,990   7,225,889
    *    LifePoint Hospitals, Inc....................    82,208   4,357,846
    *    Magellan Health Services, Inc...............    17,899   1,070,897
    o#*  Maxygen, Inc................................    43,105       1,293
    *    MedAssets, Inc..............................    44,682     984,791
    o*   MedCath Corp................................    29,240      58,480
    *    Medical Action Industries, Inc..............    24,509     181,857

                                     1849

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES      VALUE+
                                                     --------- ------------
    Health Care -- (Continued)
    #*  Merit Medical Systems, Inc..................    13,395 $    192,486
    *   Misonix, Inc................................     4,083       20,946
    #*  Molina Healthcare, Inc......................    24,941      897,876
    #   National Healthcare Corp....................     6,484      337,168
    *   Natus Medical, Inc..........................    15,698      406,421
    *   NuVasive, Inc...............................     2,045       76,565
    #   Omnicare, Inc...............................   197,388   12,328,854
    *   Omnicell, Inc...............................    35,405      914,157
    *   PDI, Inc....................................    14,978       86,723
        PerkinElmer, Inc............................    76,500    3,335,400
        Pfizer, Inc................................. 3,950,849  120,105,810
    *   PharMerica Corp.............................    33,305      810,644
    *   Prestige Brands Holdings, Inc...............   111,489    3,373,657
    #*  Repligen Corp...............................    21,271      329,275
    #*  RTI Surgical, Inc...........................    73,086      226,567
    #*  Sciclone Pharmaceuticals, Inc...............    13,028       61,232
        Select Medical Holdings Corp................    42,204      455,803
    #*  Skilled Healthcare Group, Inc. Class A......     9,380       42,867
    *   SunLink Health Systems, Inc.................     1,750        2,100
    *   SurModics, Inc..............................     5,593      136,357
    *   Symmetry Medical, Inc.......................    77,051      748,936
    #   Teleflex, Inc...............................    37,223    3,485,562
        Thermo Fisher Scientific, Inc...............   499,520   57,514,733
    *   Triple-S Management Corp. Class B...........    20,684      369,003
        UnitedHealth Group, Inc.....................    89,716    6,484,672
    #   Universal American Corp.....................    84,328      594,512
    *   VCA Antech, Inc.............................    69,140    2,208,332
    *   WellCare Health Plans, Inc..................    18,375    1,196,396
        WellPoint, Inc..............................   504,640   43,399,040
    *   Wright Medical Group, Inc...................    32,357      983,976
        Zoetis, Inc.................................   805,208   24,446,115
                                                               ------------
    Total Health Care...............................            470,515,484
                                                               ------------
    Industrials -- (13.8%)
        AAR Corp....................................    32,906      876,945
        ABM Industries, Inc.........................    64,500    1,719,570
        Aceto Corp..................................    31,686      675,545
        Acme United Corp............................     1,030       14,997
        Actuant Corp. Class A.......................    44,986    1,539,421
    *   Adept Technology, Inc.......................    20,476      353,621
    #   ADT Corp. (The).............................   197,193    5,923,678
    *   AECOM Technology Corp.......................    23,177      664,485
    #*  Aegion Corp.................................    83,805    1,719,679
    #*  Aerovironment, Inc..........................    35,065    1,045,638
        AGCO Corp...................................    58,973    3,145,030
    *   Air Transport Services Group, Inc...........     6,308       39,677
        Alamo Group, Inc............................    22,751    1,142,555
        Alaska Air Group, Inc.......................    52,626    4,161,138
        Albany International Corp. Class A..........    20,551      710,448
    *   Allegion P.L.C..............................    71,036    3,505,627
        Alliant Techsystems, Inc....................    38,805    5,576,278
    o*  Allied Defense Group, Inc...................     2,645          212
        AMERCO......................................    29,431    6,555,167

                                     1850

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Industrials -- (Continued)
  #*  Ameresco, Inc. Class A...........................       981 $     9,673
  #   American Railcar Industries, Inc.................    20,003     978,547
      Ampco-Pittsburgh Corp............................     4,007      71,365
  *   AMREP Corp.......................................     1,159       8,345
  #   Apogee Enterprises, Inc..........................    36,374   1,229,441
      Argan, Inc.......................................        21         597
      Arkansas Best Corp...............................    12,135     416,109
  #*  Ascent Solar Technologies, Inc...................     1,951       1,346
  #   Astec Industries, Inc............................    22,925     852,810
  *   Atlas Air Worldwide Holdings, Inc................    36,746   1,298,236
  *   Avis Budget Group, Inc...........................    94,608   3,567,668
      Baltic Trading, Ltd..............................        40         232
      Barnes Group, Inc................................    36,400   1,362,816
      Barrett Business Services, Inc...................    12,955   1,015,802
  *   BlueLinx Holdings, Inc...........................    17,052      27,113
      Brady Corp. Class A..............................    38,500   1,053,360
  #   Briggs & Stratton Corp...........................    41,033     864,565
  #*  Builders FirstSource, Inc........................    12,182      98,065
  #*  CAI International, Inc...........................    17,082     353,427
  *   Casella Waste Systems, Inc. Class A..............    14,362      73,677
  #*  CBIZ, Inc........................................    38,149     328,081
      CDI Corp.........................................    39,837     682,009
      Ceco Environmental Corp..........................     3,773      58,632
  #   Celadon Group, Inc...............................    24,642     512,061
  #   Chicago Rivet & Machine Co.......................       700      29,155
      CIRCOR International, Inc........................     6,849     493,265
  #*  CNH Industrial NV................................    26,635     280,733
  *   Columbus McKinnon Corp...........................    17,542     433,638
      Comfort Systems USA, Inc.........................    44,560     759,302
      Compx International, Inc.........................       500       6,520
  *   Consolidated Graphics, Inc.......................    12,008     778,599
      Courier Corp.....................................     8,245     130,189
      Covanta Holding Corp.............................    94,292   1,697,256
  *   Covenant Transportation Group, Inc. Class A......     7,080      62,021
  #*  CPI Aerostructures, Inc..........................     4,626      64,070
  *   CRA International, Inc...........................     7,613     143,581
      CSX Corp......................................... 1,242,950  33,447,784
      Curtiss-Wright Corp..............................    46,353   2,847,001
  #*  DigitalGlobe, Inc................................    21,971     838,853
  #   Douglas Dynamics, Inc............................    30,234     438,998
  *   Ducommun, Inc....................................    16,645     474,382
  *   Dycom Industries, Inc............................    39,867   1,109,499
      Dynamic Materials Corp...........................     1,436      31,348
      Eastern Co. (The)................................    10,193     158,399
      Eaton Corp. P.L.C................................    78,508   5,738,150
      Ecology and Environment, Inc. Class A............       900      10,242
      EMCOR Group, Inc.................................    50,540   2,148,455
      Encore Wire Corp.................................    19,966   1,020,063
  #*  Energy Recovery, Inc.............................     1,783       7,631
  *   EnerNOC, Inc.....................................    13,197     295,613
  #   EnerSys, Inc.....................................    43,239   2,942,846
  *   Engility Holdings, Inc...........................     7,988     306,020
      Ennis, Inc.......................................    48,483     701,549

                                     1851

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Industrials -- (Continued)
  #*  EnPro Industries, Inc............................    17,635 $  1,279,243
      ESCO Technologies, Inc...........................    17,601      614,275
  #   Espey Manufacturing & Electronics Corp...........     1,671       52,219
  *   Esterline Technologies Corp......................    44,968    4,629,456
      Exelis, Inc......................................    73,253    1,435,026
  *   Federal Signal Corp..............................    65,358      805,211
      FedEx Corp.......................................   142,324   18,974,636
  *   Flow International Corp..........................    24,393       98,548
      Fortune Brands Home & Security, Inc..............   149,626    6,742,148
  *   Franklin Covey Co................................     3,046       58,209
  #   FreightCar America, Inc..........................     9,404      216,104
  *   FTI Consulting, Inc..............................    25,736      954,033
  *   Furmanite Corp...................................    31,044      362,594
      G&K Services, Inc. Class A.......................    29,714    1,660,715
      GATX Corp........................................    65,445    3,789,265
  #*  Genco Shipping & Trading, Ltd....................     7,630       16,099
  *   Gencor Industries, Inc...........................     8,766       80,297
      General Cable Corp...............................     8,357      238,425
      General Dynamics Corp............................    28,674    2,904,963
      General Electric Co.............................. 5,021,489  126,190,019
  *   Genesee & Wyoming, Inc. Class A..................     1,200      108,408
  *   Gibraltar Industries, Inc........................    42,111      752,102
  *   GP Strategies Corp...............................    18,583      515,678
  #   Granite Construction, Inc........................    27,179      904,789
  #*  Great Lakes Dredge & Dock Corp...................    69,820      525,745
  #*  Greenbrier Cos., Inc.............................    22,451      823,727
  #   Griffon Corp.....................................    67,323      845,577
  *   H&E Equipment Services, Inc......................    59,629    1,805,566
      Hardinge, Inc....................................    19,132      263,448
      Harsco Corp......................................    54,094    1,373,447
  #*  Hawaiian Holdings, Inc...........................    18,070      183,591
      Heidrick & Struggles International, Inc..........    18,234      304,143
  *   Hertz Global Holdings, Inc.......................   278,411    7,244,254
  *   Hill International, Inc..........................    27,154      123,279
  *   Hudson Global, Inc...............................    15,880       63,044
      Huntington Ingalls Industries, Inc...............    47,666    4,529,223
      Hurco Cos., Inc..................................     7,910      205,027
  *   Huron Consulting Group, Inc......................     4,001      265,026
      Hyster-Yale Materials Handling, Inc..............    12,246    1,050,217
  *   ICF International, Inc...........................    31,660    1,065,676
      Ingersoll-Rand P.L.C.............................   213,109   12,528,678
      Insteel Industries, Inc..........................    17,578      327,478
  #   International Shipholding Corp...................    11,354      304,174
      Intersections, Inc...............................    26,279      194,465
  #*  JetBlue Airways Corp.............................   324,893    2,846,063
      Kadant, Inc......................................     5,786      207,775
      KAR Auction Services, Inc........................    18,100      503,542
      KBR, Inc.........................................     3,600      112,680
      Kelly Services, Inc. Class A.....................    41,722    1,000,494
      Kennametal, Inc..................................     1,000       43,340
  *   Key Technology, Inc..............................     3,199       40,755
      Kimball International, Inc. Class B..............    31,258      464,806
  *   Korn/Ferry International.........................    33,148      777,652

                                     1852

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Industrials -- (Continued)
   *   Kratos Defense & Security Solutions, Inc.........   2,711 $    19,601
       L-3 Communications Holdings, Inc................. 100,470  11,159,203
   #*  Lawson Products, Inc.............................   8,847     125,804
   #*  Layne Christensen Co.............................  31,561     535,275
       LB Foster Co. Class A............................   6,682     287,727
   #*  LMI Aerospace, Inc...............................  13,807     190,537
       LS Starrett Co. (The) Class A....................   4,097      65,552
       LSI Industries, Inc..............................  27,715     233,915
   *   Lydall, Inc......................................  14,605     258,070
       Manpowergroup, Inc...............................  22,886   1,782,819
       Marten Transport, Ltd............................  47,782     911,203
       Matson, Inc......................................  62,316   1,491,222
   #   McGrath RentCorp.................................  17,552     642,754
   *   Metalico, Inc....................................  27,024      48,913
   *   Mfri, Inc........................................   8,900     129,228
       Miller Industries, Inc...........................  20,099     368,616
   *   Mobile Mini, Inc.................................  54,461   2,106,007
   *   Moog, Inc. Class A...............................  35,339   2,122,460
       Mueller Industries, Inc..........................  15,456     961,981
       Mueller Water Products, Inc. Class A............. 185,957   1,614,107
       Multi-Color Corp.................................     308      11,076
   *   MYR Group, Inc...................................  19,582     490,921
   *   National Presto Industries, Inc..................     571      43,447
   *   Navigant Consulting, Inc.........................  12,297     216,058
       NL Industries, Inc...............................  51,251     565,811
       NN, Inc..........................................  18,396     325,425
       Norfolk Southern Corp............................ 545,229  50,482,753
       Northrop Grumman Corp............................ 337,038  38,944,741
   *   Northwest Pipe Co................................   8,801     308,739
   #*  Ocean Power Technologies, Inc....................   8,400      19,488
   *   On Assignment, Inc...............................  53,951   1,601,266
   *   Orbital Sciences Corp............................  39,656     969,589
   *   Orion Energy Systems, Inc........................   1,043       6,873
       Oshkosh Corp.....................................  14,466     783,189
   *   Owens Corning.................................... 149,300   5,695,795
   *   PAM Transportation Services, Inc.................  19,428     384,674
       Pentair, Ltd..................................... 117,934   8,766,034
   *   Pike Corp........................................  22,013     232,017
       Powell Industries, Inc...........................   7,529     462,356
   #*  PowerSecure International, Inc...................  19,459     375,559
   #   Providence and Worcester Railroad Co.............     850      15,937
       Quad/Graphics, Inc...............................   2,390      54,803
       Quanex Building Products Corp....................  21,431     406,117
   *   Quanta Services, Inc............................. 168,307   5,246,129
       Raytheon Co......................................  96,954   9,217,417
   *   RCM Technologies, Inc............................  20,293     136,572
       Regal-Beloit Corp................................  16,070   1,190,626
   *   Republic Airways Holdings, Inc...................  48,736     478,100
       Republic Services, Inc........................... 429,755  13,765,053
       Resources Connection, Inc........................  25,955     349,873
   *   Roadrunner Transportation Systems, Inc...........     879      23,074
   #*  Rush Enterprises, Inc. Class A...................  32,603     901,147
   *   Rush Enterprises, Inc. Class B...................  18,522     433,970

                                     1853

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                         ------- ------------
   Industrials -- (Continued)
       Ryder System, Inc................................  89,844 $  6,395,994
   *   Saia, Inc........................................   8,925      300,415
       Schawk, Inc......................................  44,631      539,142
       SIFCO Industries, Inc............................   6,623      196,902
       SkyWest, Inc.....................................  38,506      500,963
   *   SL Industries, Inc...............................     300        7,806
       Southwest Airlines Co............................ 645,761   13,528,693
   #*  Sparton Corp.....................................   9,132      254,509
       SPX Corp.........................................  12,803    1,274,795
   #*  Standard Register Co. (The)......................   6,086       42,663
       Standex International Corp.......................  22,341    1,270,756
       Stanley Black & Decker, Inc...................... 154,919   11,990,731
       Steelcase, Inc. Class A..........................  55,469      819,277
   *   Sterling Construction Co., Inc...................  18,633      201,609
   *   Supreme Industries, Inc. Class A.................   1,433        9,945
       Sypris Solutions, Inc............................   8,460       25,295
   #   TAL International Group, Inc.....................  24,053    1,035,001
   #*  Tecumseh Products Co. Class A....................  12,600      105,840
   *   Tecumseh Products Co. Class B....................   1,400       11,648
       Terex Corp.......................................  27,578    1,130,698
   #*  Tetra Tech, Inc..................................  45,222    1,334,501
   #*  Titan Machinery, Inc.............................   2,883       46,993
   *   TRC Cos., Inc....................................  28,708      194,927
       Trinity Industries, Inc..........................  91,907    5,351,745
       Triumph Group, Inc...............................  57,456    3,931,139
   *   Tufco Technologies, Inc..........................     900        5,454
   *   Tutor Perini Corp................................  33,844      764,874
       Twin Disc, Inc...................................     900       21,213
       Tyco International, Ltd.......................... 240,619    9,742,663
   *   Ultralife Corp...................................  10,710       44,554
       UniFirst Corp....................................  18,705    1,978,989
       Union Pacific Corp............................... 444,064   77,373,711
   #   United Stationers, Inc...........................  24,021      995,190
   #   Universal Forest Products, Inc...................  31,800    1,671,090
       URS Corp.........................................  84,698    4,251,840
   #*  USA Truck, Inc...................................  15,105      222,799
   #   UTi Worldwide, Inc...............................  16,157      253,019
   *   Versar, Inc......................................   5,526       27,022
       Viad Corp........................................  27,114      712,827
   #*  Virco Manufacturing Corp.........................  12,601       33,519
       VSE Corp.........................................     305       13,454
       Waste Connections, Inc...........................   2,800      114,464
       Watts Water Technologies, Inc. Class A...........  53,615    3,003,512
   #   Werner Enterprises, Inc..........................  34,105      888,776
   *   Wesco Aircraft Holdings, Inc.....................   6,228      139,196
   #*  WESCO International, Inc.........................  11,687      969,553
   *   Willdan Group, Inc...............................   1,000        4,730
   *   Willis Lease Finance Corp........................   6,713      113,651
   #*  XPO Logistics, Inc...............................  12,216      304,423
                                                                 ------------
   Total Industrials....................................          647,146,337
                                                                 ------------
   Information Technology -- (6.5%)
   *   Accelrys, Inc....................................  41,733      525,001

                                     1854

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES     VALUE+
                                                        --------- -----------
  Information Technology -- (Continued)
      Activision Blizzard, Inc.........................   982,162 $16,824,435
  *   Acxiom Corp......................................     7,769     279,373
  *   Advanced Energy Industries, Inc..................    47,985   1,309,990
  *   Agilysys, Inc....................................    16,899     221,377
  #*  Alpha & Omega Semiconductor, Ltd.................       419       3,042
  *   Amtech Systems, Inc..............................     8,571      82,882
  #*  ANADIGICS, Inc...................................    33,721      66,430
  *   Anaren, Inc......................................     9,602     268,376
  #*  AOL, Inc.........................................   105,592   4,865,679
  *   ARRIS Group, Inc.................................   140,787   3,646,383
  *   Arrow Electronics, Inc...........................   182,170   9,359,895
      Astro-Med, Inc...................................     6,285      85,413
  *   ATMI, Inc........................................    31,034     859,021
  *   Aviat Networks, Inc..............................    44,931      85,369
      Avnet, Inc.......................................   139,400   5,725,158
      AVX Corp.........................................   172,540   2,229,217
  #*  Aware, Inc.......................................    14,326      93,119
  *   Axcelis Technologies, Inc........................    17,951      43,441
  *   AXT, Inc.........................................    20,506      50,035
  #*  Bankrate, Inc....................................     4,453      73,875
      Bel Fuse, Inc. Class A...........................     4,174      78,471
      Bel Fuse, Inc. Class B...........................    18,286     350,543
  *   Benchmark Electronics, Inc.......................    93,903   2,134,415
      Black Box Corp...................................    26,448     724,940
  *   Blucora, Inc.....................................    81,156   2,078,405
  *   Brocade Communications Systems, Inc..............   461,513   4,310,531
      Brooks Automation, Inc...........................    50,847     516,097
  *   Bsquare Corp.....................................     4,065      14,268
  *   BTU International, Inc...........................     1,600       4,672
  #*  CACI International, Inc. Class A.................    24,830   1,837,917
  *   Calix, Inc.......................................    16,027     127,094
  *   Cascade Microtech, Inc...........................    24,071     247,931
  #*  Ceva, Inc........................................     3,580      62,256
  *   Checkpoint Systems, Inc..........................    27,235     363,315
  *   CIBER, Inc.......................................    85,855     333,117
      Cisco Systems, Inc...............................   117,637   2,577,427
      Cohu, Inc........................................    40,815     422,843
      Communications Systems, Inc......................    12,612     150,461
      Computer Sciences Corp...........................   205,559  12,417,819
      Comtech Telecommunications Corp..................    15,569     473,609
      Concurrent Computer Corp.........................    13,740     116,515
      Convergys Corp...................................   197,364   4,020,305
  *   CoreLogic, Inc...................................    96,545   3,074,958
      Corning, Inc..................................... 1,201,485  20,677,557
  #*  Cray, Inc........................................    12,866     379,418
  #   CSP, Inc.........................................     2,414      19,674
      CTS Corp.........................................    66,936   1,251,034
  #*  CyberOptics Corp.................................     9,134      63,025
  *   Datalink Corp....................................     1,412      20,516
  #*  Dataram Corp.....................................     1,257       3,193
  *   Digi International, Inc..........................    31,089     320,217
  *   Digital River, Inc...............................    22,145     389,309
  *   Diodes, Inc......................................     4,709     107,883

                                     1855

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   *   DSP Group, Inc...................................  46,713 $   418,548
       EarthLink Holdings Corp..........................  83,735     363,410
   *   EchoStar Corp. Class A...........................  23,551   1,107,604
   *   Edgewater Technology, Inc........................  13,603      72,912
       Electro Rent Corp................................  40,561     682,236
       Electro Scientific Industries, Inc...............  36,298     393,470
   *   Electronics for Imaging, Inc.....................  58,110   2,462,121
   #*  Emcore Corp......................................     744       3,623
   *   Emulex Corp......................................  52,269     384,700
   *   Entegris, Inc....................................     300       3,156
   *   Entropic Communications, Inc.....................   3,600      15,012
       EPIQ Systems, Inc................................  23,453     336,785
   *   ePlus, Inc.......................................   8,745     471,705
   *   Euronet Worldwide, Inc...........................  23,278     997,695
   *   Exar Corp........................................  51,341     565,264
   *   Fabrinet.........................................   4,055      74,896
   *   Fairchild Semiconductor International, Inc....... 118,008   1,505,782
       Fidelity National Information Services, Inc...... 151,857   7,699,150
   #*  Finisar Corp.....................................  61,526   1,458,781
   #*  First Solar, Inc.................................  28,266   1,429,694
   *   FormFactor, Inc..................................  30,568     196,858
   *   Frequency Electronics, Inc.......................  16,953     204,962
   *   GSE Systems, Inc.................................  17,638      30,867
   *   GSI Technology, Inc..............................   9,236      61,512
       Hackett Group, Inc. (The)........................  53,321     314,594
   *   Harmonic, Inc....................................  35,712     234,271
       Hewlett-Packard Co............................... 443,760  12,869,040
   *   Hutchinson Technology, Inc.......................  22,425      85,215
       IAC/InterActiveCorp.............................. 125,298   8,775,872
   #*  ID Systems, Inc..................................  17,291     104,611
   *   Identive Group, Inc..............................  10,175       9,961
   *   Imation Corp.....................................  28,996     139,471
   *   Ingram Micro, Inc. Class A....................... 277,679   6,947,529
   *   Insight Enterprises, Inc.........................  42,100     888,310
   *   Integrated Device Technology, Inc................ 177,893   1,716,667
   *   Integrated Silicon Solution, Inc.................  42,178     496,435
   #*  Internap Network Services Corp...................  32,386     263,946
   #*  International Rectifier Corp.....................  79,000   2,054,790
   *   Interphase Corp..................................   2,999      11,816
       Intersil Corp. Class A........................... 119,798   1,358,509
   #*  Intevac, Inc.....................................   7,954      59,019
   *   IntraLinks Holdings, Inc.........................   3,070      32,481
   *   IntriCon Corp....................................   2,835      12,672
   #*  Itron, Inc.......................................  33,397   1,348,571
       IXYS Corp........................................   3,055      38,768
   *   Juniper Networks, Inc............................ 212,100   5,643,981
   *   Kemet Corp.......................................   2,700      14,904
   *   Key Tronic Corp..................................  17,623     185,042
   *   Kulicke & Soffa Industries, Inc..................  71,688     834,448
   *   KVH Industries, Inc..............................  35,149     463,264
   *   Lattice Semiconductor Corp....................... 108,469     626,951
   #   Leidos Holdings, Inc.............................  10,850     491,939
       Lexmark International, Inc. Class A..............  35,849   1,404,922

                                     1856

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Information Technology -- (Continued)
   #*  Limelight Networks, Inc..........................  18,463 $    35,264
   *   LTX-Credence Corp................................  20,165     172,411
   #   ManTech International Corp. Class A..............  12,385     360,404
   #   Marchex, Inc. Class B............................  32,883     307,785
       Marvell Technology Group, Ltd.................... 166,418   2,484,621
   #*  Maxwell Technologies, Inc........................   2,521      20,571
   #*  Measurement Specialties, Inc.....................     251      13,848
       Mentor Graphics Corp.............................  35,620     740,896
   *   Mercury Systems, Inc.............................   2,055      21,989
       Methode Electronics, Inc.........................  79,272   2,668,296
   *   Micron Technology, Inc........................... 758,908  17,485,240
       MKS Instruments, Inc.............................  61,200   1,843,956
   *   ModusLink Global Solutions, Inc..................  68,955     355,118
   *   Nanometrics, Inc.................................  13,265     224,709
   *   NCI, Inc. Class A................................     686       4,562
   #*  NETGEAR, Inc.....................................     428      13,657
   *   Newport Corp.....................................  64,756   1,174,674
   *   Novatel Wireless, Inc............................  22,113      59,042
   #*  OmniVision Technologies, Inc.....................  37,132     571,461
   *   Oplink Communications, Inc.......................  38,456     651,060
       Optical Cable Corp...............................  10,793      42,309
   *   PAR Technology Corp..............................  22,705     122,834
       Park Electrochemical Corp........................   1,642      49,539
   #   PC Connection, Inc...............................  39,267     803,403
       PC-Tel, Inc......................................  33,870     278,073
   *   PCM, Inc.........................................  10,471     104,710
       Perceptron, Inc..................................   8,428     129,875
   *   Performance Technologies, Inc....................  24,790      92,219
   *   Pericom Semiconductor Corp.......................  37,284     308,712
   #*  Photronics, Inc..................................  79,712     661,610
   *   Planar Systems, Inc..............................   3,449       8,657
   *   Plexus Corp......................................  10,626     415,477
   *   PMC - Sierra, Inc................................ 102,988     674,571
   *   Polycom, Inc.....................................  36,977     441,136
   #*  Qualstar Corp....................................  12,400      14,756
   *   Qumu Corp........................................     800      12,056
   *   Radisys Corp.....................................   9,762      27,626
   #*  Rambus, Inc......................................   1,069       9,525
   *   RealNetworks, Inc................................  30,402     221,327
   #*  Reis, Inc........................................  13,511     240,496
   #   RF Industries, Ltd...............................   2,823      18,688
       Richardson Electronics, Ltd......................  24,525     282,773
   #*  Rofin-Sinar Technologies, Inc....................   4,978     114,992
   *   Rogers Corp......................................   7,543     457,860
   *   Rosetta Stone, Inc...............................   1,466      16,243
   *   Rovi Corp........................................  19,000     402,990
   #*  Rudolph Technologies, Inc........................  45,996     505,496
       SanDisk Corp.....................................  13,097     910,896
   *   Sanmina Corp.....................................  39,846     666,225
   *   ScanSource, Inc..................................  14,745     553,527
       Science Applications International Corp..........   6,199     229,425
   *   Seachange International, Inc.....................  39,044     466,966
   *   ShoreTel, Inc....................................   3,200      24,640

                                     1857

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES      VALUE+
                                                        --------- ------------
  Information Technology -- (Continued)
  *   Sigma Designs, Inc...............................    11,784 $     55,267
  #*  Smith Micro Software, Inc........................       500          800
  *   SMTC Corp........................................     1,200        2,592
  #*  Sonus Networks, Inc..............................    33,110       99,330
  #*  Spansion, Inc. Class A...........................    21,173      317,595
  *   Speed Commerce, Inc..............................       336        1,344
  *   SS&C Technologies Holdings, Inc..................    25,793    1,001,284
  *   StarTek, Inc.....................................    27,060      172,372
  #*  STR Holdings, Inc................................     1,100        1,650
  *   SunEdison, Inc...................................   154,224    2,145,256
  #*  SunPower Corp....................................    18,322      592,900
  *   Super Micro Computer, Inc........................     5,886      121,016
  *   Supertex, Inc....................................     9,913      264,677
  *   support.com, Inc.................................    25,400       68,580
  *   Sykes Enterprises, Inc...........................    20,292      425,320
  *   SYNNEX Corp......................................    55,900    3,138,785
  *   Tech Data Corp...................................    82,952    4,472,772
  *   TeleCommunication Systems, Inc. Class A..........    54,047      122,687
  *   Telenav, Inc.....................................     9,865       64,123
  #*  Teradyne, Inc....................................    26,789      503,901
  #   Tessco Technologies, Inc.........................     8,689      289,257
      Tessera Technologies, Inc........................    48,635      965,405
  *   TheStreet, Inc...................................    35,273       95,943
  *   TriQuint Semiconductor, Inc......................    59,493      493,792
  *   TSR, Inc.........................................       550        1,645
  *   TTM Technologies, Inc............................    62,635      501,706
      United Online, Inc...............................    17,780      215,316
  #*  Veeco Instruments, Inc...........................    15,978      607,324
  *   Viasystems Group, Inc............................    11,376      148,571
  *   Vicon Industries, Inc............................     5,787       23,727
  *   Video Display Corp...............................       600        2,274
  *   Virtusa Corp.....................................    30,064    1,030,594
  #*  Vishay Intertechnology, Inc......................   228,349    3,100,979
  *   Vishay Precision Group, Inc......................    24,277      345,704
  *   Westell Technologies, Inc. Class A...............    16,329       61,234
      Western Digital Corp.............................   212,781   18,335,339
      Xerox Corp....................................... 1,188,277   12,892,805
  *   XO Group, Inc....................................     6,284       76,225
      Xyratex, Ltd.....................................    28,153      371,901
  *   Yahoo!, Inc...................................... 1,048,770   37,776,695
  *   Zygo Corp........................................    18,732      262,810
  *   Zynga, Inc. Class A..............................   170,882      751,881
                                                                  ------------
  Total Information Technology.........................            305,178,562
                                                                  ------------
  Materials -- (3.2%)
      A Schulman, Inc..................................    32,960    1,119,651
  #   Alcoa, Inc.......................................   888,828   10,230,410
      Allegheny Technologies, Inc......................    22,777      716,109
  #*  AM Castle & Co...................................    36,370      498,996
  *   American Pacific Corp............................     7,647      355,050
      Ashland, Inc.....................................   112,560   10,446,694
      Axiall Corp......................................    26,423    1,054,278
  #   Bemis Co., Inc...................................    24,092      927,783

                                     1858

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                         SHARES    VALUE+
                                                         ------- -----------
   Materials -- (Continued)
       Cabot Corp.......................................  46,280 $ 2,252,448
   *   Century Aluminum Co..............................  15,822     184,643
   *   Chemtura Corp....................................  49,368   1,238,149
   *   Clearwater Paper Corp............................  16,822     958,013
   #   Cliffs Natural Resources, Inc....................  35,738     690,458
   *   Coeur Mining, Inc................................ 128,160   1,300,824
       Commercial Metals Co.............................  85,208   1,624,064
   *   Continental Materials Corp.......................     100       2,166
   *   Core Molding Technologies, Inc...................  11,847     145,126
       Cytec Industries, Inc............................  64,700   5,821,059
       Domtar Corp......................................  30,917   3,320,795
       Dow Chemical Co. (The)...........................  14,000     637,140
   *   Ferro Corp.......................................  42,247     531,467
       Freeport-McMoRan Copper & Gold, Inc.............. 147,916   4,793,958
       Friedman Industries, Inc.........................  16,110     134,196
   #   FutureFuel Corp..................................   6,104      99,861
   *   Graphic Packaging Holding Co..................... 154,000   1,463,000
       Greif, Inc. Class A..............................   4,885     247,328
   #*  Headwaters, Inc..................................  23,663     263,133
   #   Hecla Mining Co.................................. 203,366     616,199
   #*  Horsehead Holding Corp...........................  49,015     750,910
       Huntsman Corp....................................  50,242   1,101,305
       International Paper Co........................... 493,615  23,565,180
   #   Kaiser Aluminum Corp.............................  27,181   1,897,506
   *   KapStone Paper and Packaging Corp................  80,984   2,265,122
   *   Kraton Performance Polymers, Inc.................   5,435     135,929
       Kronos Worldwide, Inc............................   4,331      67,044
   *   Landec Corp......................................  37,056     398,352
   *   Louisiana-Pacific Corp........................... 173,457   3,040,701
       LyondellBasell Industries NV Class A.............  71,793   5,654,417
       Materion Corp....................................  18,497     491,465
       MeadWestvaco Corp................................ 188,451   6,797,428
   *   Mercer International, Inc........................  21,725     202,911
       Minerals Technologies, Inc.......................  34,280   1,771,590
       Myers Industries, Inc............................  64,720   1,239,388
       Neenah Paper, Inc................................   7,684     333,793
   *   Northern Technologies International Corp.........   3,035      55,905
       Nucor Corp.......................................  83,945   4,058,741
   #   Olin Corp........................................  62,261   1,600,730
       Olympic Steel, Inc...............................   9,986     276,512
   *   OM Group, Inc....................................  42,299   1,367,950
   *   Penford Corp.....................................  26,122     323,390
       PH Glatfelter Co.................................  50,600   1,568,094
       PolyOne Corp.....................................   8,983     319,435
       Reliance Steel & Aluminum Co.....................  93,801   6,561,380
   *   Resolute Forest Products, Inc....................   1,817      35,068
       Rock Tenn Co. Class A............................  26,305   2,669,431
   #*  RTI International Metals, Inc....................  50,032   1,556,996
   #   Schnitzer Steel Industries, Inc. Class A.........  14,397     380,369
       Sealed Air Corp..................................  46,499   1,450,304
       Sensient Technologies Corp.......................  38,101   1,863,901
       Steel Dynamics, Inc..............................  94,919   1,566,163
   *   Stillwater Mining Co.............................  59,549     746,744

                                     1859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                      SHARES      VALUE+
                                                     --------- ------------
    Materials -- (Continued)
    *   SunCoke Energy, Inc.........................    62,210 $  1,379,818
    #   Synalloy Corp...............................     5,144       78,652
    *   Texas Industries, Inc.......................    33,762    2,539,578
    #   Tredegar Corp...............................    40,177      995,988
        Tronox, Ltd. Class A........................     1,600       35,136
    #*  Universal Stainless & Alloy Products, Inc...     9,093      288,612
        Vulcan Materials Co.........................    58,246    3,595,526
    #   Wausau Paper Corp...........................    13,070      178,536
        Westlake Chemical Corp......................    79,076    9,610,897
        Worthington Industries, Inc.................    47,320    1,918,353
    *   Zoltek Cos., Inc............................    34,022      568,167
                                                               ------------
    Total Materials.................................            148,976,415
                                                               ------------
    Other -- (0.0%)
    o*  Gerber Scientific, Inc. Escrow Shares.......    47,409           --
    o*  Petrocorp, Inc. Escrow Shares...............       900           --
                                                               ------------
    Total Other.....................................                     --
                                                               ------------
    Real Estate Investment Trusts -- (0.0%)
        Geo Group, Inc. (The).......................     5,052      169,141
                                                               ------------
    Telecommunication Services -- (4.2%)
        AT&T, Inc................................... 4,065,906  135,475,988
        Atlantic Tele-Network, Inc..................        84        4,893
    *   Cbeyond, Inc................................    11,274       81,849
    #   CenturyLink, Inc............................   510,163   14,723,304
    #   Frontier Communications Corp................   696,949    3,275,660
    *   General Communication, Inc. Class A.........    45,867      446,286
    #*  Iridium Communications, Inc.................    14,800       93,832
    *   Leap Wireless International, Inc............     8,393      147,297
        Lumos Networks Corp.........................       500        9,505
    *   ORBCOMM, Inc................................    44,499      307,043
    *   Premiere Global Services, Inc...............     2,000       21,800
    #   Shenandoah Telecommunications Co............     3,026       75,953
    #*  Sprint Corp.................................   824,326    6,817,176
    #   T-Mobile US, Inc............................   113,786    3,478,438
        Telephone & Data Systems, Inc...............   154,629    4,178,075
    #   United States Cellular Corp.................    33,568    1,486,727
        USA Mobility, Inc...........................    12,522      178,564
        Verizon Communications, Inc.................   547,535   26,292,631
    *   Vonage Holdings Corp........................    85,934      396,156
                                                               ------------
    Total Telecommunication Services................            197,491,177
                                                               ------------
    Utilities -- (0.3%)
    *   Calpine Corp................................    62,921    1,194,241
    #   Consolidated Water Co., Ltd.................     6,656       85,596
    *   Genie Energy, Ltd. Class B..................     5,000       50,000
        NRG Energy, Inc.............................   367,799   10,243,202
        Ormat Technologies, Inc.....................    20,134      496,303
        SJW Corp....................................     6,569      187,939

                                     1860

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                    SHARES        VALUE+
                                                   ---------- --------------
    Utilities -- (Continued)
          UGI Corp................................     52,659 $    2,284,874
                                                              --------------
    Total Utilities...............................                14,542,155
                                                              --------------
    TOTAL COMMON STOCKS...........................             4,478,425,493
                                                              --------------
    RIGHTS/WARRANTS -- (0.0%)
    o#*   Magnum Hunter Resources Corp. Warrants
            04/15/16..............................      8,220             --
                                                              --------------
    TEMPORARY CASH INVESTMENTS -- (0.5%)
          State Street Institutional Liquid
            Reserves, 0.060%...................... 23,179,973     23,179,973
                                                              --------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                     (000)
                                                   ----------
    SECURITIES LENDING COLLATERAL -- (4.2%)
    (S)@  DFA Short Term Investment Fund.......... 17,280,979    199,940,924
                                                              --------------
    TOTAL INVESTMENTS -- (100.0%)
      (Cost $2,815,296,278)^^                                 $4,701,546,390
                                                              ==============

                                     1861

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary........ $  843,119,997           --   --    $  843,119,997
   Consumer Staples..............    326,734,704           --   --       326,734,704
   Energy........................    666,688,152           --   --       666,688,152
   Financials....................    857,856,793 $      6,576   --       857,863,369
   Health Care...................    470,455,711       59,773   --       470,515,484
   Industrials...................    647,146,125          212   --       647,146,337
   Information Technology........    305,178,562           --   --       305,178,562
   Materials.....................    148,976,415           --   --       148,976,415
   Other.........................             --           --   --                --
   Real Estate Investment Trusts.        169,141           --   --           169,141
   Telecommunication Services....    197,491,177           --   --       197,491,177
   Utilities.....................     14,542,155           --   --        14,542,155
Rights/Warrants..................             --           --   --                --
Temporary Cash Investments.......     23,179,973           --   --        23,179,973
Securities Lending Collateral....             --  199,940,924   --       199,940,924
                                  -------------- ------------   --    --------------
TOTAL............................ $4,501,538,905 $200,007,485   --    $4,701,546,390
                                  ============== ============   ==    ==============

                                     1862

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2014, the Trust consisted of eleven operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time International Equity Portfolios price their shares at the close of the NYSE, International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Equity Portfolios foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Equity Portfolios utilize data furnished by an independent pricing service (and that data draws upon,

                                     1863
among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2014.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series......................... $10,358,777,957
The DFA International Value Series......................   7,750,249,813
The Japanese Small Company Series.......................   2,422,273,542
The Asia Pacific Small Company Series...................   1,591,852,861
The United Kingdom Small Company Series.................   1,433,229,877
The Continental Small Company Series....................   2,848,992,025
The Emerging Markets Series.............................   2,931,263,081
The Emerging Markets Small Cap Series...................   4,244,744,122
The Tax-Managed U.S. Marketwide Value Series............   2,815,947,881

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to

                                     1864
derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value, respectively, at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1865

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2014
                                  (UNAUDITED)

                                                            SHARES     VALUE++
                                                          ---------- ------------
COMMON STOCKS -- (91.3%)
BRAZIL -- (6.9%)
   All America Latina Logistica SA.......................  1,162,646 $  3,162,515
  * Banco ABC Brasil SA..................................     27,780      137,332
   Banco Alfa de Investimento SA.........................     82,400      225,697
   Banco do Brasil SA....................................  7,792,973   67,032,633
   Banco Santander Brasil SA.............................  3,384,326   15,757,962
  # Banco Santander Brasil SA ADR........................ 18,012,780   82,318,405
   Bematech SA...........................................    770,300    2,611,207
  * BHG SA - Brazil Hospitality Group....................    253,714    1,324,169
   BM&FBovespa SA........................................ 22,929,887   90,471,609
   BR Malls Participacoes SA.............................    779,797    4,892,001
   BrasilAgro - Co. Brasileira de Propriedades Agricolas.     36,700      119,308
 #* Braskem SA Sponsored ADR.............................    512,500    7,764,375
  * Brookfield Incorporacoes SA..........................  7,174,000    3,934,901
   Cia Providencia Industria e Comercio SA...............    359,200    1,219,331
  * CR2 Empreendimentos Imobiliarios SA..................     99,200      148,046
   Cremer SA.............................................    214,270    1,310,783
   Eternit SA............................................    200,001      662,422
   Even Construtora e Incorporadora SA...................  5,250,239   15,552,086
  * Fertilizantes Heringer SA............................    274,800      748,466
  * Fibria Celulose SA...................................  2,318,800   25,818,108
 #* Fibria Celulose SA Sponsored ADR.....................  4,125,623   46,083,209
   Forjas Taurus SA......................................    215,956      198,523
   Gafisa SA.............................................  3,259,978    4,139,230
  # Gafisa SA ADR........................................  3,374,767    8,605,656
  * General Shopping Brasil SA...........................    151,730      447,346
   Gerdau SA.............................................  2,028,863   11,856,791
  # Gerdau SA Sponsored ADR.............................. 15,865,112  111,849,040
   Grendene SA...........................................    396,704    2,622,911
   Hypermarcas SA........................................  1,679,546   10,555,495
  * Industrias Romi SA...................................    635,500    1,329,069
   JBS SA................................................ 18,225,440   63,556,869
   JHSF Participacoes SA.................................    613,927    1,019,763
   Kepler Weber SA.......................................     70,587    1,080,187
  * Log-in Logistica Intermodal SA.......................    782,200    2,692,876
   Magnesita Refratarios SA..............................  3,331,666    7,213,127
  * Marfrig Alimentos SA.................................  5,057,848    8,696,629
  * MMX Mineracao e Metalicos SA.........................    287,383      440,282
   MRV Engenharia e Participacoes SA.....................  4,405,953   14,998,864
  * Paranapanema SA......................................  4,413,043    7,672,304
  * PDG Realty SA Empreendimentos e Participacoes........ 31,849,819   21,957,073
   Petroleo Brasileiro SA................................  6,386,835   36,020,527
  # Petroleo Brasileiro SA ADR........................... 20,410,443  228,801,066
  # Petroleo Brasileiro SA Sponsored ADR................. 22,111,474  263,126,541
  * Plascar Participacoes Industriais SA.................     11,755        2,004
   Positivo Informatica SA...............................    671,026      851,883
   Profarma Distribuidora de Produtos Farmaceuticos SA...    323,225    2,072,559
   QGEP Participacoes SA.................................    206,700      759,320
   Rodobens Negocios Imobiliarios SA.....................    366,316    1,596,566
  * Rossi Residencial SA................................. 10,825,995    8,677,219
   Sao Carlos Empreendimentos e Participacoes SA.........     67,300      975,870
   Sao Martinho SA.......................................    521,663    5,342,148

                                     1866

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES        VALUE++
                                                        ------------- --------------
BRAZIL -- (Continued)
    SLC Agricola SA....................................     1,034,591 $    7,706,303
  * Springs Global Participacoes SA....................     1,522,300        897,670
    Sul America SA.....................................       220,790      1,212,602
  * T4F Entretenimento SA..............................        40,500         84,924
  * Tecnisa SA.........................................       861,104      2,765,920
    Tereos Internacional SA............................       568,672        499,993
    TPI - Triunfo Participacoes e Investimentos SA.....       338,100      1,315,101
    Trisul SA..........................................        95,461        131,481
  * Usinas Siderurgicas de Minas Gerais SA.............     2,197,000     10,234,041
    Vale SA............................................       315,121      4,282,198
  # Vale SA Sponsored ADR(91912E105)...................     3,179,020     43,234,672
    Vale SA Sponsored ADR(91912E204)...................       446,182      5,479,115
  * Vanguarda Agro SA..................................     4,116,979      5,483,261
    Via Varejo SA......................................       170,924        475,959
  * Viver Incorporadora e Construtora SA...............     2,327,892        202,435
                                                                      --------------
TOTAL BRAZIL...........................................                1,284,457,978
                                                                      --------------
CHILE -- (1.3%)
    Cementos BIO BIO SA................................       665,307        616,859
    Cencosud SA........................................       976,848      2,758,209
    Cencosud SA ADR....................................         8,069         68,264
    Cia General de Electricidad SA.....................     1,301,777      5,899,134
  * Cia Sud Americana de Vapores SA....................    57,702,158      2,363,840
    Cintac SA..........................................       155,202         33,522
    Corpbanca SA....................................... 1,137,122,867     12,476,028
    Cristalerias de Chile SA...........................       264,624      2,049,638
    Cruz Blanca Salud SA...............................       403,391        347,261
  * CTI SA.............................................         5,615         11,571
    Embotelladora Andina SA Class A ADR................        19,478        356,447
    Empresas CMPC SA...................................    20,984,731     45,328,107
    Empresas COPEC SA..................................     2,025,010     23,055,540
    Empresas Hites SA..................................     1,509,955        895,034
    Empresas Iansa SA..................................    49,008,058      1,434,636
  * Empresas La Polar SA...............................       137,636         12,142
    Enersis SA.........................................    82,558,367     21,743,204
    Enersis SA Sponsored ADR...........................     5,733,186     76,079,378
    Gasco SA...........................................       158,415      1,384,794
    Grupo Security SA..................................     1,143,589        377,089
    Inversiones Aguas Metropolitanas SA................     6,055,897      9,782,174
    Invexans SA........................................    64,223,012      1,150,995
    Latam Airlines Group SA............................       565,275      7,846,701
  # Latam Airlines Group SA Sponsored ADR..............       356,489      4,955,197
  * Madeco SA..........................................    64,223,012        368,251
    Masisa SA..........................................    43,371,870      2,096,261
    Parque Arauco SA...................................       167,834        286,549
    PAZ Corp. SA.......................................     1,985,765        946,695
    Ripley Corp. SA....................................    11,784,900      6,602,717
    Salfacorp SA.......................................     2,248,527      1,925,248
    Sociedad Matriz SAAM SA............................    51,571,533      4,230,625
    Sociedad Quimica y Minera de Chile SA Class A......        27,840        912,807
    Socovesa SA........................................     5,770,951      1,192,037
    Soquimich Comercial SA.............................       189,354         31,618
    Vina Concha y Toro SA..............................     1,559,467      2,831,827

                                     1867

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHILE -- (Continued)
  # Vina Concha y Toro SA Sponsored ADR................       2,846 $    103,239
   Vina San Pedro Tarapaca SA..........................  57,038,434      323,670
                                                                    ------------
TOTAL CHILE........................................................  242,877,308
                                                                    ------------
CHINA -- (14.0%)
   361 Degrees International, Ltd......................   6,803,000    1,765,985
   Agile Property Holdings, Ltd........................  18,252,000   16,715,468
   Agricultural Bank of China, Ltd. Class H............ 255,464,000  111,522,286
   Air China, Ltd. Class H.............................   3,578,000    2,330,072
 #* Aluminum Corp. of China, Ltd. ADR..................     267,643    2,371,317
 #* Aluminum Corp. of China, Ltd. Class H..............  11,992,000    4,266,287
   AMVIG Holdings, Ltd.................................   5,605,100    2,274,772
 #* Angang Steel Co., Ltd. Class H.....................  16,143,640   10,291,339
   Anhui Tianda Oil Pipe Co., Ltd......................   2,847,412      464,643
  # Asia Cement China Holdings Corp....................   7,821,500    5,012,611
   Asian Citrus Holdings, Ltd..........................   7,229,000    1,909,255
  * Ausnutria Dairy Corp., Ltd.........................     268,000        9,458
  * AVIC International Holding HK, Ltd.................  19,134,285      774,000
  * AVIC International Holdings, Ltd...................   2,526,000      972,070
   Bank of China, Ltd. Class H......................... 928,956,331  392,093,924
   Bank of Communications Co., Ltd. Class H............ 108,280,574   70,194,146
   Baoye Group Co., Ltd. Class H.......................   2,117,120    1,345,253
   BBMG Corp. Class H..................................   3,594,000    2,819,831
   Beijing Capital International Airport Co., Ltd.
     Class H...........................................  24,271,599   18,470,700
  # Beijing Capital Land, Ltd. Class H.................  18,113,060    6,174,853
   Beijing Enterprises Holdings, Ltd...................   5,144,500   43,364,736
   Beijing Jingkelong Co., Ltd. Class H................     461,000      138,202
  # Beijing North Star Co., Ltd. Class H...............   8,382,000    1,765,179
   Boer Power Holdings, Ltd............................   1,030,000    1,071,083
 #* BYD Electronic International Co., Ltd..............  13,059,136    6,427,471
   C C Land Holdings, Ltd..............................  20,944,286    4,521,916
   Carrianna Group Holdings Co., Ltd...................   3,394,391      862,815
   Central China Real Estate, Ltd......................   8,003,350    2,358,398
   Changshouhua Food Co., Ltd..........................     225,000      268,982
 #* Chaoda Modern Agriculture Holdings, Ltd............  37,445,412    3,744,541
   Chaowei Power Holdings, Ltd.........................      80,000       40,961
  * Chigo Holding, Ltd.................................  49,744,000    1,211,154
   China Aerospace International Holdings, Ltd.........  32,830,000    3,342,420
   China Agri-Industries Holdings, Ltd.................  30,816,500   13,611,948
   China Aoyuan Property Group, Ltd....................  15,221,000    3,020,443
  # China Automation Group, Ltd........................   6,821,000    1,407,517
   China BlueChemical, Ltd.............................   3,450,878    1,896,446
  * China Chengtong Development Group, Ltd.............   4,696,000      158,576
   China CITIC Bank Corp., Ltd. Class H................ 110,618,716   52,918,969
  # China Coal Energy Co., Ltd. Class H................  59,479,000   29,763,372
   China Communications Construction Co., Ltd. Class H.  65,083,327   47,362,686
   China Communications Services Corp., Ltd. Class H...  28,699,071   15,507,849
   China Construction Bank Corp. Class H............... 281,910,940  195,292,662
 #* China COSCO Holdings Co., Ltd. Class H.............  31,263,500   13,173,387
  # China Dongxiang Group Co...........................  46,914,127    9,127,794
  * China Dredging Environment Protection Holdings,
      Ltd..............................................     124,000       44,426
  * China Energine International Holdings, Ltd.........   5,534,390      564,234
   China Everbright, Ltd...............................  12,195,869   16,582,926

                                     1868

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
CHINA -- (Continued)
   China Fiber Optic Network System Group, Ltd.........     736,000 $    171,572
  * China Glass Holdings, Ltd..........................   9,128,000      949,821
  * China Green Holdings, Ltd..........................   6,801,800      590,412
 #* China Haidian Holdings, Ltd........................  22,761,108    2,191,493
  * China High Precision Automation Group, Ltd.........     429,000       67,413
 #* China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  17,215,000   10,416,514
   China Hongqiao Group, Ltd...........................     330,000      206,700
  * China Huiyuan Juice Group, Ltd.....................   8,037,983    4,585,269
  # China ITS Holdings Co., Ltd........................   7,630,000    1,606,294
  # China Lumena New Materials Corp....................  53,360,000    9,398,509
   China Merchants Bank Co., Ltd. Class H..............   2,470,096    4,350,868
   China Merchants Holdings International Co., Ltd.....   8,372,279   28,597,968
 #* China Metal Recycling Holdings, Ltd................   3,259,800    1,979,695
 #* China Mining Resources Group, Ltd..................  22,647,100      181,071
  # China Minsheng Banking Corp., Ltd. Class H.........  50,567,500   49,379,387
   China National Building Material Co., Ltd. Class H..  11,150,000   10,705,320
  # China National Materials Co., Ltd..................  14,631,000    2,819,350
 #* China New Town Development Co., Ltd................  19,348,022    1,471,397
  * China Nickel Resources Holdings Co., Ltd...........   5,020,000      210,494
  * China Oriental Group Co., Ltd......................      26,000        4,318
  # China Petroleum & Chemical Corp. ADR...............   1,276,753  100,646,423
   China Petroleum & Chemical Corp. Class H............ 198,003,575  156,148,637
 #* China Precious Metal Resources Holdings Co., Ltd...   7,502,000    1,102,132
  * China Properties Group, Ltd........................   7,347,000    1,784,676
   China Qinfa Group, Ltd..............................   6,458,000      473,797
  # China Railway Construction Corp., Ltd. Class H.....  29,836,014   25,006,121
  # China Railway Group, Ltd. Class H..................   4,402,000    1,945,461
 #* China Rare Earth Holdings, Ltd.....................  20,151,000    2,739,670
 #* China Rongsheng Heavy Industries Group Holdings,
      Ltd..............................................  23,473,500    4,109,565
   China SCE Property Holdings, Ltd....................   1,771,000      390,639
   China Shanshui Cement Group, Ltd....................   3,662,000    1,207,036
 #* China Shipping Container Lines Co., Ltd. Class H...  56,393,700   13,264,831
 #* China Shipping Development Co., Ltd. Class H.......  13,923,488    8,353,047
  # China South City Holdings, Ltd.....................  13,892,462    7,139,006
  # China Southern Airlines Co., Ltd. Class H..........  20,688,000    7,160,852
   China Starch Holdings, Ltd..........................  18,995,000      553,272
  * China Sunshine Paper Holdings Co., Ltd.............     436,500       39,171
   China Taifeng Beddings Holdings, Ltd................     640,000      130,721
   China Tianyi Holdings, Ltd..........................     988,000      148,360
  * China Tontine Wines Group, Ltd.....................   7,714,000      331,412
   China Travel International Inv HK...................  52,275,631    9,963,659
   China Unicom Hong Kong, Ltd.........................   4,822,000    6,275,125
  # China Unicom Hong Kong, Ltd. ADR...................   7,316,862   95,411,880
  * China Vanadium Titano - Magnetite Mining Co., Ltd..  14,828,000    1,889,479
  * China WindPower Group, Ltd.........................   2,910,000      281,001
 #* China Yurun Food Group, Ltd........................  10,128,000    5,961,777
  * China ZhengTong Auto Services Holdings, Ltd........     947,000      573,651
 #* China Zhongwang Holdings, Ltd......................  20,874,954    6,175,779
  * Chongqing Iron & Steel Co., Ltd. Class H...........   6,356,000      895,867
  # Chongqing Machinery & Electric Co., Ltd. Class H...  18,992,000    2,224,511
  # Chongqing Rural Commercial Bank Class H............   6,533,000    2,764,499
   Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd.....................................   5,728,000    1,732,768
  # CITIC Pacific, Ltd.................................  17,055,000   21,318,891

                                     1869

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
CHINA -- (Continued)
  #* CITIC Resources Holdings, Ltd.......................  42,880,000 $ 5,245,860
   Clear Media, Ltd......................................     666,000     612,601
   * Coastal Greenland, Ltd..............................   2,202,000      98,408
  #* Comba Telecom Systems Holdings, Ltd.................   4,323,500   1,478,324
  #* Comtec Solar Systems Group, Ltd.....................   6,346,000   1,152,541
   # Cosco International Holdings, Ltd...................  10,104,000   4,031,438
   COSCO Pacific, Ltd....................................  22,578,620  28,977,669
   Country Garden Holdings Co., Ltd......................     641,533     348,891
   CPMC Holdings, Ltd....................................     129,000      99,591
   CSPC Pharmaceutical Group, Ltd........................   6,936,000   5,795,393
   Da Ming International Holdings, Ltd...................      32,000       6,664
   * DaChan Food Asia, Ltd...............................   3,297,000     395,563
   Dalian Port PDA Co., Ltd. Class H.....................  14,226,000   3,117,234
   Dongyue Group, Ltd....................................     763,000     270,495
  #* Dynasty Fine Wines Group, Ltd.......................   9,228,600     320,941
   Embry Holdings, Ltd...................................     544,000     353,215
   EVA Precision Industrial Holdings, Ltd................   1,884,000     234,411
   # Evergrande Real Estate Group, Ltd...................  27,726,000  11,092,082
   Evergreen International Holdings, Ltd.................   1,628,000     273,549
   Fantasia Holdings Group Co., Ltd......................  10,561,015   1,787,955
   # Fosun International, Ltd............................  14,695,744  15,762,500
   Franshion Properties China, Ltd.......................  44,364,580  14,194,448
   * FU JI Food and Catering Services Holdings, Ltd......       7,500       1,470
   Fufeng Group, Ltd.....................................   2,658,000   1,036,930
   * Global Bio-Chem Technology Group Co., Ltd...........  33,872,360   2,361,511
   * Global Sweeteners Holdings, Ltd.....................  10,292,350     627,456
  #* Glorious Property Holdings, Ltd.....................  41,022,000   6,612,749
   Goldbond Group Holdings, Ltd..........................     960,000      51,059
   # Golden Meditech Holdings, Ltd.......................  18,146,319   1,636,298
   # Goldlion Holdings, Ltd..............................   1,298,000     608,781
   # GOME Electrical Appliances Holding, Ltd.............  77,549,000  13,341,349
   * Great Wall Technology Co., Ltd. Class H.............   7,550,035   2,960,340
   Greenland Hong Kong Holdings, Ltd.....................   3,730,575   2,061,695
   # Greentown China Holdings, Ltd.......................   7,954,591  11,295,236
   # Guangdong Land Holdings, Ltd........................   2,092,000     397,970
   # Guangshen Railway Co., Ltd. Class H.................     888,000     386,662
   # Guangshen Railway Co., Ltd. Sponsored ADR...........     426,392   8,996,871
   Guangzhou Automobile Group Co., Ltd. Class H..........  23,845,572  23,876,872
   Guangzhou R&F Properties Co., Ltd.....................  11,351,914  15,119,715
   Hainan Meilan International Airport Co., Ltd. Class H.   1,989,000   1,765,531
  #* Hanergy Solar Group, Ltd............................  36,580,000   5,204,440
   # Harbin Electric Co., Ltd. Class H...................  11,119,474   6,187,055
   * Heng Tai Consumables Group, Ltd.....................  69,965,195   1,495,450
  #* Hidili Industry International Development, Ltd......  18,872,000   2,389,195
  #* HKC Holdings, Ltd...................................  40,848,878   1,301,936
   Hopefluent Group Holdings, Ltd........................      48,000      18,503
  #* Hopson Development Holdings, Ltd....................  11,352,000  10,594,242
   # Hua Han Bio-Pharmaceutical Holdings, Ltd............  18,785,429   4,380,566
   * Huscoke Resources Holdings, Ltd.....................   1,742,000      15,819
   Hutchison Harbour Ring, Ltd...........................   7,032,000     568,566
   Industrial & Commercial Bank of China, Ltd. Class H... 148,536,996  91,772,285
   Inspur International, Ltd.............................   6,745,343   1,373,094
   Jiangxi Copper Co., Ltd. Class H......................     994,000   1,789,103

                                     1870

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
CHINA -- (Continued)
   Jingwei Textile Machinery Class H.....................      50,000 $    39,092
   # Ju Teng International Holdings, Ltd.................  11,466,249   7,600,765
   * Kai Yuan Holdings, Ltd..............................  63,040,000   1,445,516
  #* Kaisa Group Holdings, Ltd...........................  21,380,632   6,345,097
   * Kasen International Holdings, Ltd...................   1,885,000     334,853
   Kingboard Chemical Holdings, Ltd......................   9,260,845  20,720,610
   Kingboard Laminates Holdings, Ltd.....................   7,016,500   2,613,483
   KWG Property Holding, Ltd.............................  20,557,000  10,740,377
   Lai Fung Holdings, Ltd................................  56,830,560   1,417,177
   Lee & Man Paper Manufacturing, Ltd....................   7,674,000   5,128,531
   * Li Ning Co., Ltd....................................     877,000     702,230
   # Lianhua Supermarket Holdings Co., Ltd. Class H......     101,000      58,919
   Lijun International Pharmaceutical Holding Co., Ltd...     130,055      42,469
   Lingbao Gold Co., Ltd. Class H........................   4,154,000     744,959
   * LK Technology Holdings, Ltd.........................     112,500      14,016
   * Lonking Holdings, Ltd...............................   9,166,000   1,839,572
   * Loudong General Nice Resources China Holdings, Ltd..  21,592,800   1,413,600
  #* Maanshan Iron & Steel Class H.......................  25,898,000   6,298,900
   Maoye International Holdings, Ltd.....................   7,512,000   1,139,722
  #* Metallurgical Corp. of China, Ltd. Class H..........  24,393,659   4,305,064
   # MIE Holdings Corp...................................   1,058,000     187,154
   MIN XIN Holdings, Ltd.................................   1,654,000     859,142
   * Mingfa Group International Co., Ltd.................      34,000       8,919
   # Minmetals Land, Ltd.................................  20,055,205   2,457,363
   Minth Group, Ltd......................................   3,320,000   6,515,770
  #* MMG, Ltd............................................   3,200,000     658,338
   * Nan Hai Corp., Ltd..................................  25,150,000     187,749
   # New World China Land, Ltd...........................  25,154,600  13,249,843
   New World Department Store China, Ltd.................     565,000     286,868
   # Nine Dragons Paper Holdings, Ltd....................  19,937,000  17,079,277
   O-Net Communications Group, Ltd.......................   3,619,000   1,128,628
   Overseas Chinese Town Asia Holdings, Ltd..............     164,000      65,279
   # Parkson Retail Group, Ltd...........................     974,500     296,542
   # Peak Sport Products Co., Ltd........................  10,288,000   2,717,243
   * PetroAsian Energy Holdings, Ltd.....................   3,626,084      59,459
   Poly Property Group Co., Ltd..........................  31,419,488  14,974,228
   * Pou Sheng International Holdings, Ltd...............   9,813,529     443,423
   # Powerlong Real Estate Holdings, Ltd.................  10,383,000   1,988,654
   * Prosperity International Holdings HK, Ltd...........  19,500,000     712,765
   Qingling Motors Co., Ltd. Class H.....................  12,058,000   3,346,938
   Qunxing Paper Holdings Co., Ltd.......................   5,020,071   1,304,838
   * Real Gold Mining, Ltd...............................   3,137,500     106,283
   # Real Nutriceutical Group, Ltd.......................  11,046,000   2,367,766
   Regent Manner International Holdings, Ltd.............     738,000     119,215
   * Renhe Commercial Holdings Co., Ltd..................  44,016,000   2,161,574
   # REXLot Holdings, Ltd................................  90,491,621  14,236,911
   Royale Furniture Holdings, Ltd........................   2,000,007      86,456
   Samson Holding, Ltd...................................   7,831,452   1,130,748
   Sany Heavy Equipment International Holdings Co., Ltd..   1,121,000     291,769
   * Semiconductor Manufacturing International Corp...... 173,313,000  17,563,930
  #* Semiconductor Manufacturing International Corp. ADR.   1,331,701   6,551,969
   # Shandong Chenming Paper Holdings, Ltd. Class H......   4,180,318   1,761,321
   Shanghai Industrial Holdings, Ltd.....................   8,464,918  28,207,014

                                     1871

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
 #* Shanghai Industrial Urban Development Group, Ltd...  12,338,000 $ 2,676,981
   Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Class H......................................  17,228,000   5,266,339
   Shanghai Prime Machinery Co., Ltd. Class H..........   7,700,000   1,059,809
  * Shanghai Zendai Property, Ltd......................  19,155,000     317,985
   Shengli Oil & Gas Pipe Holdings, Ltd................   9,946,500     556,180
   Shenzhen International Holdings, Ltd................ 114,256,069  14,689,435
   Shenzhen Investment, Ltd............................  40,044,234  14,284,962
  # Shimao Property Holdings, Ltd......................  22,765,535  49,666,693
  * Shougang Concord International Enterprises Co.,
      Ltd..............................................  81,758,208   4,043,018
  # Shougang Fushan Resources Group, Ltd...............  43,564,594  11,897,963
   Shui On Land, Ltd...................................  58,000,803  18,481,785
  * Sijia Group Co.....................................   1,152,649      38,155
   Silver Grant International..........................  20,310,804   2,630,207
  * SIM Technology Group, Ltd..........................   9,345,000     450,003
  * Sino Oil And Gas Holdings, Ltd.....................  81,430,000   2,098,146
  # Sino-Ocean Land Holdings, Ltd......................  44,097,713  23,808,210
  # Sinofert Holdings, Ltd.............................  33,002,000   4,847,325
  * Sinolink Worldwide Holdings, Ltd...................  16,942,508   1,591,140
   Sinopec Kantons Holdings, Ltd.......................   7,611,010   8,861,463
   Sinotrans Shipping, Ltd.............................  16,063,416   5,253,251
   Sinotrans, Ltd. Class H.............................  24,472,000  10,098,528
  # Sinotruk Hong Kong, Ltd............................   9,113,335   4,666,662
  # Skyworth Digital Holdings, Ltd.....................  30,901,796  16,898,735
  * SMI Corp., Ltd.....................................  11,728,000     393,070
  # SOHO China, Ltd....................................  29,586,388  23,546,421
  * Solargiga Energy Holdings, Ltd.....................   8,770,486     440,534
  * Sparkle Roll Group, Ltd............................     600,000      47,832
  * SRE Group, Ltd.....................................  41,222,285   1,244,670
   Sunac China Holdings, Ltd...........................     835,000     500,327
   TCC International Holdings, Ltd.....................  14,035,056   7,014,430
  * TCL Communication Technology Holdings, Ltd.........     284,392     305,944
   TCL Multimedia Technology Holdings, Ltd.............   7,636,200   3,538,779
   Texhong Textile Group, Ltd..........................     653,000     729,089
   Tian An China Investment............................   7,019,000   6,143,766
   Tian Shan Development Holding, Ltd..................     806,000     280,348
  # Tiangong International Co., Ltd....................  15,623,944   4,220,286
   Tianjin Port Development Holdings, Ltd..............  13,033,657   1,875,544
  # Tianneng Power International, Ltd..................   3,326,280   1,473,722
   Tomson Group, Ltd...................................   2,979,206     864,262
  * Tonly Electronics Holdings, Ltd....................     760,220     601,471
  # TPV Technology, Ltd................................  10,594,496   2,194,666
   Travelsky Technology, Ltd. Class H..................  16,223,500  17,080,653
  * Trony Solar Holdings Co., Ltd......................   8,775,000     133,369
   Truly International Holdings, Ltd...................  15,859,500   8,734,334
 #* VODone, Ltd........................................  34,110,000   6,358,911
   Wasion Group Holdings, Ltd..........................   5,697,291   3,436,405
   Weiqiao Textile Co. Class H.........................   7,549,500   4,058,405
   West China Cement, Ltd..............................  27,984,000   3,277,993
 #* Winsway Coking Coal Holdings, Ltd..................   1,201,000      64,196
   Xiamen International Port Co., Ltd. Class H.........  15,252,000   2,010,346
   Xingda International Holdings, Ltd..................  10,726,000   5,846,116
   Xinhua Winshare Publishing and Media Co., Ltd.
     Class H...........................................   4,837,000   2,736,169
   Xinjiang Goldwind Science & Technology Co., Ltd.
     Class H...........................................     207,800     221,082

                                     1872

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                 SHARES      VALUE++
                                                               ---------- --------------
CHINA -- (Continued)
  #* Xinjiang Xinxin Mining Industry Co., Ltd. Class H........ 10,075,000 $    1,482,026
   Xiwang Property Holdings Co., Ltd..........................  9,790,736        858,913
   XTEP International Holdings................................  2,322,000      1,167,096
  #* Yanchang Petroleum International, Ltd.................... 46,150,000      2,524,661
   Yantai North Andre Juice Co. Class H.......................    199,000         56,052
   # Yanzhou Coal Mining Co., Ltd. Class H....................  4,936,000      3,695,586
   # Yanzhou Coal Mining Co., Ltd. Sponsored ADR..............     15,500        115,320
   Yip's Chemical Holdings, Ltd...............................    438,000        357,619
   Youyuan International Holdings, Ltd........................    148,229         40,681
   Yuanda China Holdings, Ltd.................................    298,000         23,445
   Yuexiu Property Co., Ltd................................... 75,308,170     15,390,063
   Yuzhou Properties Co.......................................  1,997,960        436,903
   Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H....    252,800        149,935
   * Zhong An Real Estate, Ltd................................  4,970,800        849,463
   # Zoomlion Heavy Industry Science and Technology Co., Ltd..  1,614,000      1,314,931
                                                                          --------------
TOTAL CHINA..............................................................  2,613,312,603
                                                                          --------------
COLOMBIA -- (0.1%)
   Almacenes Exito SA.........................................     13,287        174,662
   Cementos Argos SA..........................................    599,201      2,475,957
   * Fabricato SA............................................. 12,570,118         89,478
   Grupo de Inversiones Suramericana SA.......................    621,306      9,461,708
   Grupo Nutresa SA...........................................    359,132      4,204,281
   Mineros SA.................................................     15,094         23,548
                                                                          --------------
TOTAL COLOMBIA...........................................................     16,429,634
                                                                          --------------
CZECH REPUBLIC -- (0.1%)
   CEZ A.S....................................................    272,516      6,888,534
   Pegas Nonwovens SA.........................................    135,370      3,981,197
   Telefonica Czech Republic A.S..............................    518,271      7,524,667
   * Unipetrol A.S............................................  1,424,029     10,694,488
                                                                          --------------
TOTAL CZECH REPUBLIC.....................................................     29,088,886
                                                                          --------------
GREECE -- (0.1%)
   * Alpha Bank AE............................................  4,193,050      3,803,539
   Bank of Greece.............................................     26,487        536,754
   * Ellaktor SA..............................................    602,983      2,741,177
   * Elval - Hellenic Aluminium Industry SA...................      6,459         15,485
   * GEK Terna Holding Real Estate Construction SA............    513,118      2,313,335
   * Intracom Holdings SA.....................................  1,482,317      1,242,131
   Intralot SA-Integrated Lottery Systems & Services..........     18,845         49,717
   * J&P-Avax SA..............................................      7,797         17,595
   * Mytilineos Holdings SA...................................     98,923        776,462
   * Piraeus Bank SA..........................................  1,248,896      2,944,809
   * Sidenor Steel Products Manufacturing Co. SA..............      5,833         12,657
   * Titan Cement Co. SA......................................      4,070        109,368
                                                                          --------------
TOTAL GREECE.............................................................     14,563,029
                                                                          --------------
HUNGARY -- (0.5%)
   * Danubius Hotel and SpA P.L.C.............................    111,200      2,785,665
   * FHB Mortgage Bank P.L.C..................................      2,790          7,948
   MOL Hungarian Oil and Gas P.L.C............................     83,141      5,088,429

                                     1873

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES     VALUE++
                                                   ---------- -----------
       HUNGARY -- (Continued)
          # OTP Bank P.L.C........................  4,107,804 $75,184,941
          * PannErgy..............................    119,850     173,874
         #* Tisza Chemical Group P.L.C............    235,486   3,656,700
                                                              -----------
       TOTAL HUNGARY                                           86,897,557
                                                              -----------
       INDIA -- (6.3%)
          Aban Offshore, Ltd......................    217,878   1,563,976
          * ABG Shipyard, Ltd.....................    283,785   1,338,616
          Adani Enterprises, Ltd..................  2,960,292  11,289,319
          Aditya Birla Nuvo, Ltd..................    595,850  10,483,318
          Ajmera Realty & Infra India, Ltd........      2,214       1,842
          Akzo Nobel India, Ltd...................     37,121     460,795
          Alembic Pharmaceuticals, Ltd............    346,538   1,223,707
          Allahabad Bank..........................  2,114,906   2,695,577
          Alok Industries, Ltd.................... 10,204,534   1,130,156
          Amtek Auto, Ltd.........................  1,215,827   1,255,916
          Amtek India, Ltd........................    285,945     256,735
          * Anant Raj, Ltd........................  1,954,588   1,580,007
          Andhra Bank.............................  2,676,709   2,459,239
          Apollo Hospitals Enterprise, Ltd........     40,474     610,908
          Apollo Tyres, Ltd.......................  3,385,454   6,113,105
          Arvind, Ltd.............................  3,748,118   8,888,996
          Ashok Leyland, Ltd...................... 20,205,663   5,321,748
          Asian Hotels East, Ltd..................      1,050       2,168
          Atul, Ltd...............................     13,438      87,587
          Aurobindo Pharma, Ltd...................    192,282   1,445,871
          Axis Bank, Ltd..........................    137,259   2,461,187
          Bajaj Finance, Ltd......................     95,610   2,345,975
          Bajaj Finserv, Ltd......................     45,963     498,230
          Bajaj Hindusthan, Ltd...................  2,732,248     533,329
          Bajaj Holdings and Investment, Ltd......    384,924   5,643,427
          Ballarpur Industries, Ltd...............  4,000,857     760,634
          Balmer Lawrie & Co., Ltd................    120,671     579,722
          Balrampur Chini Mills, Ltd..............  2,524,982   1,501,092
          Bank of Baroda..........................  1,430,578  12,573,938
          Bank of India...........................  2,100,856   6,433,467
          Bank Of Maharashtra.....................  1,498,465     833,063
          BEML, Ltd...............................    112,246     340,722
          BGR Energy Systems, Ltd.................     82,794     138,728
          Bharat Electronics, Ltd.................     10,591     156,670
          Bharat Heavy Electricals, Ltd...........  4,554,208  12,511,652
          Bhushan Steel, Ltd......................  1,127,438   8,381,273
          Birla Corp., Ltd........................    131,129     496,802
          Bombay Burmah Trading Co................      1,746       2,735
          Bombay Dyeing & Manufacturing Co., Ltd..  1,441,969   1,291,269
          * Bombay Rayon Fashions, Ltd............     23,352      69,104
          Brigade Enterprises, Ltd................     10,795      10,195
          Cairn India, Ltd........................  7,356,472  37,987,683
          Canara Bank.............................  1,809,669   6,407,579
          Capital First, Ltd......................    260,446     537,812
          Central Bank Of India...................  3,187,732   2,328,525
          Century Textiles & Industries, Ltd......    909,274   4,298,031
          Chambal Fertilizers & Chemicals, Ltd....  2,006,508   1,234,907

                                     1874

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- -----------
   INDIA -- (Continued)
      City Union Bank, Ltd............................ 1,450,289 $ 1,135,326
      Claris Lifesciences, Ltd........................    86,438     248,775
      Coromandel International, Ltd...................    10,436      33,316
      Corp. Bank......................................   436,134   1,723,600
      Cox & Kings, Ltd................................   271,316     602,442
      * Cranes Software International, Ltd............   114,443       8,515
      Crompton Greaves, Ltd...........................   196,049     361,067
      Dalmia Bharat, Ltd..............................   159,852     434,275
      * DB Realty, Ltd................................ 1,426,693   1,201,405
      * DCB Bank, Ltd................................. 2,874,325   2,331,898
      DCM Shriram Consolidated........................   216,498     191,436
      Deepak Fertilisers & Petrochemicals Corp., Ltd..   424,886     737,988
      * DEN Networks, Ltd.............................    41,691     100,436
      Dena Bank....................................... 1,561,279   1,342,662
      Dewan Housing Finance Corp., Ltd................   115,020     389,726
      DLF, Ltd........................................ 8,418,554  18,496,554
      Dredging Corp. Of India, Ltd....................    63,125     226,919
      Edelweiss Financial Services, Ltd............... 1,091,035     478,472
      * Educomp Solutions, Ltd........................   702,441     265,058
      Eicher Motors, Ltd..............................    19,473   1,449,607
      EID Parry India, Ltd............................   818,733   1,637,572
      EIH, Ltd........................................   877,249     789,995
      * Elder Pharmaceuticals, Ltd....................   109,689     345,152
      Electrosteel Castings, Ltd......................   692,702     144,284
      * Era Infra Engineering, Ltd.................... 1,059,075     241,822
      Eros International Media, Ltd...................   120,881     282,595
      Escorts, Ltd.................................... 1,425,781   2,828,086
      Ess Dee Aluminium, Ltd..........................    42,453     436,321
      * Essar Oil, Ltd................................ 1,348,201     965,132
      Essar Ports, Ltd................................   667,039     589,124
      * Essar Shipping, Ltd...........................   241,588      65,657
      Essel Propack, Ltd..............................   724,110     590,781
      Federal Bank, Ltd............................... 9,157,930  11,578,744
      * Federal-Mogul Goetze India, Ltd...............     3,731      11,191
      Financial Technologies India, Ltd...............    63,435     274,007
      Finolex Cables, Ltd.............................   581,615     786,552
      Finolex Industries, Ltd.........................   695,629   1,713,394
      * Firstsource Solutions, Ltd....................   774,401     302,767
      * Fortis Healthcare, Ltd........................ 1,405,155   2,258,053
      * Future Consumer Enterprise, Ltd...............   145,968      12,157
      * Future Lifestyle Fashions, Ltd................     4,709       4,759
      GAIL India, Ltd................................. 1,241,824   7,140,148
      * Gammon India, Ltd.............................   162,933      33,808
      Gateway Distriparks, Ltd........................   231,605     463,287
      * Gitanjali Gems, Ltd...........................   405,156     405,987
      Godrej Properties, Ltd..........................    40,754     105,412
      Graphite India, Ltd.............................   586,551     646,889
      Grasim Industries, Ltd..........................    15,142     618,652
      Great Eastern Shipping Co., Ltd. (The).......... 1,018,431   4,742,313
      * GTL Infrastructure, Ltd....................... 1,550,337      39,415
      Gujarat Alkalies & Chemicals, Ltd...............   449,629   1,432,081
      Gujarat Fluorochemicals, Ltd....................   255,707     963,191
      Gujarat Mineral Development Corp., Ltd..........    49,559      89,428

                                     1875

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- ------------
INDIA -- (Continued)
   Gujarat Narmada Valley Fertilizers & Chemicals, Ltd..    729,530 $    838,564
   * Gujarat NRE Coke, Ltd..............................  3,619,364      549,972
   Gujarat State Fertilisers & Chemicals, Ltd...........  2,186,080    1,628,369
   Gujarat State Petronet, Ltd..........................  1,695,497    1,502,854
   Gulf Oil Corp., Ltd..................................    239,031      357,160
   HBL Power Systems, Ltd...............................    238,276       41,754
   * HCL Infosystems, Ltd...............................  1,193,354      451,914
   HEG, Ltd.............................................    138,303      432,350
   * HeidelbergCement India, Ltd........................    699,011      376,879
   * Hexa Tradex, Ltd...................................    265,877       86,221
   Hindalco Industries, Ltd............................. 22,834,703   39,975,922
   Hinduja Global Solutions, Ltd........................     60,085      519,274
   Hinduja Ventures, Ltd................................     67,133      277,724
   * Hindustan Construction Co., Ltd....................  7,005,199    1,443,986
   * Hotel Leela Venture, Ltd...........................  1,571,597      374,522
   * Housing Development & Infrastructure, Ltd..........  5,496,603    3,732,425
   HSIL, Ltd............................................    187,119      264,321
   ICICI Bank, Ltd......................................    590,476    9,286,235
   ICICI Bank, Ltd. Sponsored ADR.......................  3,394,535  109,202,191
   IDBI Bank, Ltd.......................................  4,132,683    3,670,695
   Idea Cellular, Ltd...................................  1,270,845    2,897,810
   IDFC, Ltd............................................  6,072,777    9,020,441
   IFCI, Ltd............................................  6,602,323    2,395,234
   India Cements, Ltd...................................  3,824,624    3,278,489
   India Infoline, Ltd..................................  2,848,913    2,872,772
   Indiabulls Housing Finance, Ltd......................  1,795,884    5,918,781
   * Indiabulls Infrastructure and Power, Ltd........... 10,111,875      490,290
   Indiabulls Real Estate, Ltd..........................  2,937,281    2,512,462
   Indian Bank..........................................  1,269,647    2,021,894
   Indian Hotels Co., Ltd...............................  4,872,658    4,551,036
   Indian Overseas Bank.................................  3,356,676    2,515,602
   Indo Rama Synthetics India...........................     20,657        4,761
   Infotech Enterprises, Ltd............................     26,080      147,411
   ING Vysya Bank, Ltd..................................    265,599    2,214,648
   Ingersoll-Rand India, Ltd............................     30,001      176,480
   * IVRCL, Ltd.........................................          1           --
   Jai Corp., Ltd.......................................    762,927      774,122
   Jain Irrigation Systems, Ltd.........................  2,845,552    2,861,489
   Jaiprakash Associates, Ltd........................... 20,703,122   13,300,798
   Jammu & Kashmir Bank, Ltd............................    317,744    7,030,504
   Jaypee Infratech, Ltd................................  1,138,396      347,896
   JB Chemicals & Pharmaceuticals, Ltd..................    373,888      728,271
   JBF Industries, Ltd..................................    157,552      184,805
   * Jet Airways India, Ltd.............................    113,716      428,219
   Jindal Poly Films, Ltd...............................    188,270      420,660
   * Jindal Poly Investments and Finance Co., Ltd.......     53,426       40,077
   Jindal Saw, Ltd......................................  2,076,447    1,698,660
   * Jindal Stainless, Ltd..............................    816,596      433,954
   Jindal Steel & Power, Ltd............................  2,539,244   10,122,958
   JK Cement, Ltd.......................................    130,262      348,746
   JK Lakshmi Cement, Ltd...............................    377,490      400,014
   JM Financial, Ltd....................................  4,580,382    1,828,985
   JSW Energy, Ltd......................................  5,627,629    3,975,258

                                     1876

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
  INDIA -- (Continued)
     JSW Steel, Ltd..................................... 1,930,901 $28,228,166
     Jubilant Life Sciences, Ltd........................   566,698   1,213,321
     Kakinada Fertilizers, Ltd.......................... 2,082,494      69,865
     Kalpataru Power Transmission, Ltd..................   220,665     268,948
     * Kalyani Investment Co., Ltd......................       849       4,659
     Karnataka Bank, Ltd................................ 2,195,065   3,360,461
     Karur Vysya Bank, Ltd..............................   335,585   1,742,050
     KEC International, Ltd.............................   396,734     346,306
     Kesoram Industries, Ltd............................   449,716     440,378
     Kirloskar Brothers, Ltd............................     2,141       4,890
     Kirloskar Oil Engines, Ltd.........................   318,856     815,641
     KSB Pumps, Ltd.....................................     7,207      28,158
     * KSK Energy Ventures, Ltd.........................    20,905      19,551
     Lakshmi Vilas Bank, Ltd............................   457,710     461,907
     * Mahanagar Telephone Nigam........................ 1,272,583     316,602
     * Mahanagar Telephone Nigam ADR....................         1          --
     Maharashtra Seamless, Ltd..........................   194,873     521,223
     Mahindra Lifespace Developers, Ltd.................   143,080     854,602
     Man Infraconstruction, Ltd.........................     1,968       2,875
     Manaksia, Ltd......................................    49,183      49,546
     McLeod Russel India, Ltd...........................   530,373   2,178,082
     * Mercator, Ltd.................................... 1,796,935     531,048
     Merck, Ltd.........................................    22,680     204,912
     MOIL, Ltd..........................................     4,675      16,355
     Monnet Ispat & Energy, Ltd.........................   179,359     266,226
     Motilal Oswal Financial Services, Ltd..............     4,955       6,507
     Mphasis, Ltd.......................................    23,537     138,896
     MRF, Ltd...........................................    11,762   3,655,649
     * Nagarjuna Oil Refinery, Ltd......................   978,348      57,444
     Nahar Capital and Financial Services, Ltd..........     8,332       6,208
     National Aluminium Co., Ltd........................ 1,740,184     928,643
     Nava Bharat Ventures, Ltd..........................    27,806      69,321
     NCC, Ltd........................................... 2,621,585   1,030,793
     NIIT Technologies, Ltd.............................   451,007   2,922,141
     NIIT, Ltd..........................................   896,806     375,425
     Noida Toll Bridge Co., Ltd.........................   180,159      60,799
     Oberoi Realty, Ltd.................................     3,796      12,260
     OCL India, Ltd.....................................    61,362     153,436
     OMAXE, Ltd......................................... 1,009,896   1,990,132
     * Orchid Chemicals & Pharmaceuticals, Ltd..........   304,977     224,749
     Orient Cement Ltd..................................   567,622     320,546
     Orient Paper & Industries, Ltd.....................    47,163      10,654
     Oriental Bank of Commerce.......................... 1,205,589   3,385,032
     * Oswal Chemicals & Fertilizers....................   362,297     139,752
     * Panacea Biotec, Ltd..............................    23,946      36,628
     * Parsvnath Developers, Ltd........................ 1,662,316     625,458
     Peninsula Land, Ltd................................   303,470     155,161
     Petronet LNG, Ltd..................................   445,838     778,596
     * Pipavav Defence & Offshore Engineering Co., Ltd..    22,287      12,106
     Piramal Enterprises, Ltd...........................   755,009   6,744,094
     * Plethico Pharmaceuticals, Ltd....................   213,627     131,485
     Polaris Financial Technology, Ltd..................   865,828   1,872,284
     Polyplex Corp., Ltd................................    17,713      40,274

                                     1877

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   Power Finance Corp., Ltd............................     16,793 $     36,373
  * Prime Focus, Ltd...................................      8,309        3,948
  * Prism Cement, Ltd..................................    389,471      148,850
   PTC India Financial Services, Ltd...................    450,875       99,483
   PTC India, Ltd......................................  3,851,423    3,401,744
  * Punj Lloyd, Ltd....................................  1,800,182      807,861
   Punjab & Sind Bank..................................    116,252       82,306
   Rain Industries, Ltd................................  1,429,773      831,163
   Rajesh Exports, Ltd.................................    287,502      357,788
   Ramco Cements, Ltd. (The)...........................    348,305      897,060
   Raymond, Ltd........................................    606,547    2,635,279
   Redington India, Ltd................................     19,343       20,219
   REI Agro, Ltd.......................................  5,013,829      457,368
   Reliance Capital, Ltd...............................  1,987,403   10,255,372
   Reliance Communications, Ltd........................ 11,765,471   23,025,620
   Reliance Industries, Ltd............................ 21,357,685  283,203,360
   Reliance Industries, Ltd. GDR.......................    107,000    2,809,029
  * Reliance Power, Ltd................................ 12,685,397   12,558,206
   Rolta India, Ltd....................................  1,944,090    1,992,588
   Ruchi Soya Industries, Ltd..........................  1,735,191      872,007
   Rural Electrification Corp., Ltd....................  2,768,400    7,957,101
  * S Kumars Nationwide, Ltd...........................    268,111       16,465
   Sesa Sterlite, Ltd.................................. 10,966,257   32,940,002
   Sesa Sterlite, Ltd. ADR.............................  1,578,975   19,074,023
  * Shipping Corp. of India, Ltd.......................  2,334,024    1,362,682
   Shree Renuka Sugars, Ltd............................  8,427,268    2,481,799
   Sintex Industries, Ltd..............................  2,196,726    1,210,665
   Sobha Developers, Ltd...............................    527,915    2,254,220
   South Indian Bank, Ltd..............................  9,724,062    3,120,863
   SREI Infrastructure Finance, Ltd....................  1,470,670      496,968
   SRF, Ltd............................................    290,002      957,919
   State Bank of Bikaner & Jaipur......................     32,697      156,938
   State Bank of India.................................  2,782,276   67,770,454
   State Bank of India GDR.............................      4,518      216,904
   Steel Authority of India, Ltd.......................  6,689,225    6,832,315
  * Sterling Biotech, Ltd..............................    507,995       59,861
   Sterlite Technologies, Ltd..........................  1,777,282      604,962
   Styrolution ABS India, Ltd..........................     28,114      179,778
   Sundaram Finance, Ltd...............................      6,602       63,660
   Sundram Fasteners, Ltd..............................     25,783       18,477
  * Suzlon Energy, Ltd................................. 17,000,653    2,896,384
   Syndicate Bank......................................  2,880,564    3,893,927
   Tamil Nadu Newsprint & Papers, Ltd..................     45,093       89,102
   Tata Chemicals, Ltd.................................  1,201,925    5,049,255
   Tata Communications, Ltd............................     78,831      347,070
   Tata Global Beverages, Ltd..........................  4,832,628   10,846,528
   Tata Investment Corp., Ltd..........................     27,375      170,792
   Tata Motors, Ltd....................................    289,013    1,610,024
   Tata Steel, Ltd.....................................  9,303,831   52,721,151
   Techno Electric & Engineering Co., Ltd..............      1,571        2,979
  * Teledata Marine Solutions, Ltd.....................    267,258        1,280
   Time Technoplast, Ltd...............................    498,379      276,136
   Trent, Ltd..........................................     16,579      286,716

                                     1878

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES        VALUE++
                                                         ------------- --------------
INDIA -- (Continued)
   Triveni Turbine, Ltd.................................       230,208 $      205,697
   Tube Investments of India, Ltd.......................       503,633      1,396,940
  * Tulip Telecom, Ltd..................................        98,512          7,889
  * TV18 Broadcast, Ltd.................................     5,614,655      1,821,157
   UCO Bank.............................................     5,640,953      5,970,652
   Uflex, Ltd...........................................       339,502        383,565
   Unichem Laboratories, Ltd............................       182,522        604,184
   Union Bank of India..................................       991,918      1,716,887
  * Unitech, Ltd........................................    31,412,365      6,332,410
   United Bank of India.................................        31,454         14,930
   UPL, Ltd.............................................     4,268,343     12,884,602
   Usha Martin, Ltd.....................................     1,811,897        887,123
  * Uttam Galva Steels, Ltd.............................        14,790         15,037
  * Vardhman Special Steels, Ltd........................         6,934          1,700
   Vardhman Textiles, Ltd...............................       110,493        634,814
   Videocon Industries, Ltd.............................     1,114,865      2,968,575
   Vijaya Bank..........................................     2,618,930      1,542,972
   Voltamp Transformers, Ltd............................           724          4,444
   Voltas, Ltd..........................................       319,969        542,316
   Welspun Corp., Ltd...................................     1,847,557      1,710,018
   Wockhardt, Ltd.......................................       148,888        932,682
   Zensar Technologies, Ltd.............................        19,011        115,882
   Zuari Agro Chemicals, Ltd............................       128,304        280,745
   Zuari Global, Ltd....................................        70,567         64,681
                                                                       --------------
TOTAL INDIA.............................................                1,183,155,600
                                                                       --------------
INDONESIA -- (2.3%)
   Adaro Energy Tbk PT..................................   123,483,400      9,617,147
   Adhi Karya Persero Tbk PT............................    11,533,617      1,681,543
  * Agis Tbk PT.........................................    57,627,500      2,081,986
   Agung Podomoro Land Tbk PT...........................    43,358,800        806,891
   Alam Sutera Realty Tbk PT............................    30,260,700      1,264,986
   Aneka Tambang Persero Tbk PT.........................    77,686,900      6,520,929
   Asahimas Flat Glass Tbk PT...........................     5,277,000      3,068,259
   Astra Graphia Tbk PT.................................     3,635,000        508,696
  * Bakrie and Brothers Tbk PT.......................... 1,056,525,750      4,326,477
  * Bakrie Sumatera Plantations Tbk PT..................   182,168,500        743,513
  * Bakrie Telecom Tbk PT...............................   260,426,500        234,533
  * Bakrieland Development Tbk PT.......................   623,458,520      2,551,824
   Bank Bukopin Tbk PT..................................    63,324,333      3,134,649
   Bank Danamon Indonesia Tbk PT........................    34,396,054     12,247,702
   Bank Mandiri Persero Tbk PT..........................    70,932,931     50,313,240
   Bank Negara Indonesia Persero Tbk PT.................   125,977,741     45,175,191
  * Bank Pan Indonesia Tbk PT...........................   150,070,901      8,213,257
   Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT.    19,702,000      1,476,645
  * Bank Permata Tbk PT.................................       381,272         39,364
   Bank Tabungan Negara Persero Tbk PT..................    56,439,027      4,150,894
  * Barito Pacific Tbk PT...............................    15,599,000        471,262
  * Benakat Integra Tbk PT..............................    56,104,200        491,312
  * Berau Coal Energy Tbk PT............................    30,316,500        465,508
  * Berlian Laju Tanker Tbk PT..........................   128,161,466             --
   Bisi International PT................................    12,634,000        546,650
  * Borneo Lumbung Energi & Metal Tbk PT................    12,594,500        162,756

                                     1879

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
INDONESIA -- (Continued)
  * Budi Starch & Sweetener Tbk PT.....................  13,830,500 $   117,647
  * Bumi Resources Minerals Tbk PT.....................  11,052,500     204,205
  * Bumi Resources Tbk PT.............................. 229,618,400   5,734,371
    Bumi Serpong Damai PT..............................  13,195,000   1,562,326
    BW Plantation Tbk PT...............................   8,730,500     896,678
  * Central Proteinaprima Tbk PT....................... 178,071,500     728,781
   Charoen Pokphand Indonesia Tbk PT...................  48,144,830  16,240,695
   Ciputra Development Tbk PT.......................... 124,301,200   8,680,315
   Ciputra Property Tbk PT.............................  12,070,600     666,465
   Ciputra Surya Tbk PT................................  17,368,100   2,426,515
   Clipan Finance Indonesia Tbk PT.....................   2,995,500     103,409
  * Darma Henwa Tbk PT................................. 246,575,442   1,009,727
  * Davomas Abadi Tbk PT............................... 138,239,500          --
  * Delta Dunia Makmur Tbk PT..........................  15,009,500     114,926
   Elnusa Tbk PT.......................................  28,389,000     944,069
  * Energi Mega Persada Tbk PT......................... 570,221,378   3,310,405
  * Erajaya Swasembada Tbk PT..........................   8,568,500     836,127
  * Ever Shine Textile Tbk PT..........................  19,342,215     302,569
  * Exploitasi Energi Indonesia Tbk PT.................   3,636,200      75,192
   Gajah Tunggal Tbk PT................................  25,803,500   3,993,076
  * Garuda Indonesia Persero Tbk PT....................  17,056,500     673,680
   Global Mediacom Tbk PT..............................  94,263,500  14,240,401
  * Gozco Plantations Tbk PT...........................  24,448,900     201,518
  * Great River International Tbk PT...................   1,788,000          --
   Gudang Garam Tbk PT.................................   2,837,000   9,745,262
   Harum Energy Tbk PT.................................   1,976,200     386,347
   Hexindo Adiperkasa Tbk PT...........................   1,104,344     311,058
   Holcim Indonesia Tbk PT.............................  16,830,000   2,867,609
  * Indah Kiat Pulp & Paper Corp. Tbk PT...............  36,283,900   3,810,767
   Indika Energy Tbk PT................................  27,402,500   1,204,859
  * Indo-Rama Synthetics Tbk PT........................      41,500       2,840
   Indofood Sukses Makmur Tbk PT.......................  61,516,000  35,166,049
   Intiland Development Tbk PT.........................  39,486,500   1,045,851
   Japfa Comfeed Indonesia Tbk PT......................  27,068,750   3,083,968
   Jaya Real Property Tbk PT........................... 127,605,000   8,009,950
   Kawasan Industri Jababeka Tbk PT.................... 303,309,210   5,067,929
  * Krakatau Steel Persero Tbk PT......................   2,991,500     118,702
  * Lippo Cikarang Tbk PT..............................     856,000     390,663
   Lippo Karawaci Tbk PT............................... 346,324,449  26,955,690
   Matahari Putra Prima Tbk PT.........................  34,804,400   5,726,106
   Mayora Indah Tbk PT.................................   8,048,917  17,878,735
   Medco Energi Internasional Tbk PT...................  27,137,000   5,311,566
  * Mitra International Resources Tbk PT...............  11,133,060      52,093
   MNC Investama Tbk PT................................ 285,591,200   7,018,527
  * Modernland Realty Tbk PT...........................   7,644,000     242,661
   Multipolar Corp. Tbk PT.............................  44,708,500   1,515,547
  * Nusantara Infrastructure Tbk PT....................   1,708,500      36,619
   Pabrik Kertas Tjiwi Kimia Tbk PT....................     246,000      36,240
  * Pan Brothers Tbk PT................................     183,750       5,777
  * Panasia Indo Resources Tbk PT......................     403,200      13,374
  * Panin Financial Tbk PT............................. 243,934,000   4,447,555
   Panin Insurance Tbk PT..............................  30,949,000   1,723,024
   Pembangunan Perumahan Persero Tbk PT................     820,900      90,725

                                     1880

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
INDONESIA -- (Continued)
   Perusahaan Perkebunan London Sumatra Indonesia Tbk
     PT................................................  42,490,984 $  5,737,078
    Petrosea Tbk PT....................................   3,762,500      414,335
  * Polychem Indonesia Tbk PT..........................  17,280,000      285,511
    Ramayana Lestari Sentosa Tbk PT....................  23,587,500    2,450,894
    Salim Ivomas Pratama Tbk PT........................   1,802,500      106,768
    Sampoerna Agro PT..................................  11,632,441    1,715,220
    Samudera Indonesia Tbk PT..........................     133,000       31,451
    Selamat Sempurna Tbk PT............................  12,695,000    3,229,451
  * Sentul City Tbk PT................................. 310,213,200    3,932,618
    Sinar Mas Agro Resources and Technology Tbk PT.....   7,808,900    4,525,490
    Sinar Mas Multiartha Tbk PT........................       2,000          540
    Summarecon Agung Tbk PT............................  30,528,714    2,388,235
  * Sunson Textile Manufacturer Tbk PT.................   3,975,900       26,036
  * Surya Dumai Industri Tbk...........................   5,145,000           --
    Surya Semesta Internusa Tbk PT.....................   9,985,100      548,957
    Surya Toto Indonesia Tbk PT........................     446,000      280,831
  * Suryainti Permata Tbk PT...........................  17,378,000           --
    Tiga Pilar Sejahtera Food Tbk......................  31,401,222    3,996,272
    Timah Persero Tbk PT...............................  38,810,400    4,065,195
    Trias Sentosa Tbk PT...............................     336,500        7,962
  * Trimegah Securities Tbk PT.........................  17,538,500       88,870
  * Truba Alam Manunggal Engineering PT................ 129,244,500      529,257
    Tunas Baru Lampung Tbk PT..........................  17,379,500      657,223
    Tunas Ridean Tbk PT................................  42,848,500    2,115,296
  * Ultrajaya Milk Industry & Trading Co. Tbk PT.......  10,128,500    3,863,407
    Unggul Indah Cahaya Tbk PT.........................     371,435       60,537
    United Tractors Tbk PT.............................   8,075,000   12,722,504
    Vale Indonesia Tbk PT..............................  42,953,900    8,136,094
    XL Axiata Tbk PT...................................   1,556,500      619,484
                                                                    ------------
TOTAL INDONESIA........................................              428,159,920
                                                                    ------------
ISRAEL -- (0.0%)
  * Feuchtwanger Investments, Ltd......................      10,500           --
  * Israel Steel Mills, Ltd............................      97,000           --
  * Knafaim Holdings, Ltd..............................      57,291      103,086
    Liberty Properties, Ltd............................       2,467       15,437
    Mivtach Shamir Holdings Ltd........................       3,973      135,157
                                                                    ------------
TOTAL ISRAEL...........................................                  253,680
                                                                    ------------
MALAYSIA -- (3.8%)
  * Adventa Bhd........................................      62,000       18,750
    Affin Holdings Bhd.................................   9,734,200   11,961,221
    AirAsia BHD........................................  22,497,100   15,194,722
    Alam Maritim Resources Bhd.........................   3,625,700    1,555,269
    Alliance Financial Group Bhd.......................  16,295,200   22,655,499
    AMMB Holdings Bhd..................................  23,929,662   52,347,875
  * Ann Joo Resources Bhd..............................   2,973,600      940,380
    APM Automotive Holdings Bhd........................   1,269,000    2,259,502
    Batu Kawan BHD.....................................   2,078,750   12,208,562
    Benalec Holdings BHD...............................   2,866,900      756,530
    Berjaya Assets BHD.................................     171,900       42,428
    Berjaya Corp. Bhd..................................  40,462,180    6,154,024

                                     1881

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
 MALAYSIA -- (Continued)
    Berjaya Land Bhd.................................... 13,220,000 $ 3,209,689
    BIMB Holdings Bhd...................................  4,895,945   6,294,434
    BLD Plantation Bhd..................................      6,600      17,313
   * Boustead Heavy Industries Corp. Bhd................    110,600      80,266
    Boustead Holdings Bhd...............................  7,531,498  11,799,534
    Cahya Mata Sarawak Bhd..............................  2,940,700   6,518,221
    Can-One Bhd.........................................    401,400     394,779
    CB Industrial Product Holding Bhd...................  1,395,800   1,387,716
    Chin Teck Plantations BHD...........................    309,100     885,230
    Coastal Contracts Bhd...............................  3,224,100   3,714,601
    CSC Steel Holdings Bhd..............................  2,503,800     956,385
   * Cycle & Carriage Bintang BHD.......................    213,000     154,941
   * Datuk Keramik Holdings Berhad......................    127,000          --
    Daya Materials Bhd.................................. 10,663,200   1,283,784
    DRB-Hicom Bhd....................................... 18,941,300  15,255,419
    Eastern & Oriental Bhd.............................. 16,099,115   9,266,384
    ECM Libra Financial Group Bhd.......................  2,242,050     668,139
   * Evergreen Fibreboard Bhd...........................  2,429,826     334,493
    Eversendai Corp. Bhd................................    410,600     122,145
    Faber Group BHD.....................................  4,027,200   3,117,183
    FAR East Holdings BHD...............................    403,800     878,022
   * Fountain View Development Berhad...................  2,573,200          --
    Genting Bhd.........................................  3,957,700  12,316,463
    Genting Malaysia Bhd................................ 21,568,100  28,049,325
    Genting Plantations Bhd.............................    275,600     850,642
    Globetronics Technology BHD.........................    525,100     514,727
    Glomac Bhd..........................................  7,416,300   2,427,527
   * Goldis BHD.........................................  3,133,491   1,867,581
    GuocoLand Malaysia Bhd..............................  1,886,200     571,570
    HAP Seng Consolidated Bhd........................... 14,412,700  11,822,376
    Hap Seng Plantations Holdings Bhd...................  3,806,300   3,102,240
    Hiap Teck Venture Bhd...............................    502,800     110,110
    Hong Leong Financial Group Bhd......................  2,469,651  11,686,732
    Hong Leong Industries Bhd...........................  1,257,300   2,027,422
    Hua Yang Bhd........................................    698,133     374,865
   * Hubline Bhd........................................  5,352,350      80,350
    HwangDBS Malaysia BHD...............................    930,700   1,065,353
    IGB Corp. Bhd....................................... 15,137,390  12,055,410
    IGB REIT............................................    398,343     144,480
    IJM Corp. Bhd....................................... 23,540,859  41,660,075
    IJM Land Bhd........................................  7,013,800   5,194,070
    IJM Plantations Bhd.................................    514,200     492,735
    Inch Kenneth Kajang Rubber..........................  1,123,300     261,483
    Insas Bhd...........................................  7,494,748   1,806,556
    Integrated Logistics Bhd............................    156,600      36,283
    Integrax BHD........................................    974,800     667,383
    Iris Corp. Bhd...................................... 11,698,100   1,376,272
   * JAKS Resources Bhd.................................  9,634,600   1,461,819
    Jaya Tiasa Holdings BHD.............................  3,997,933   2,718,727
    JCY International Bhd............................... 10,767,900   2,135,162
   * K&N Kenanga Holdings BHD...........................  4,240,487     731,771
   * Karambunai Corp. Bhd............................... 18,222,700     403,987
    Keck Seng Malaysia Bhd..............................  2,515,500   4,626,363

                                     1882

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   Kian JOO CAN Factory BHD..............................  4,777,380 $ 4,509,618
  * KIG Glass Industrial Berhad..........................    260,000          --
   Kim Loong Resources Bhd...............................    499,100     384,179
   Kimlun Corp. Bhd......................................    522,600     280,074
  * Kinsteel Bhd.........................................  6,474,800     289,142
   KLCC Property Holdings Bhd............................  6,257,800  10,820,666
  * KNM Group Bhd........................................ 22,589,125   4,149,629
  * Kretam Holdings BHD..................................    608,500      98,760
  * KSL Holdings BHD.....................................  2,922,666   1,947,670
  * KUB Malaysia BHD.....................................  5,684,400     678,624
  * Kulim Malaysia BHD...................................  9,730,500   9,302,759
   Kumpulan Fima BHD.....................................  2,385,600   1,376,539
   Kumpulan Perangsang Selangor Bhd......................  4,445,900   2,242,730
   Kwantas Corp. BHD.....................................    288,400     186,525
  * Land & General BHD................................... 10,889,200   1,445,106
  * Landmarks BHD........................................  4,159,308   1,278,963
   LBS Bina Group Bhd....................................  3,377,500   1,511,745
  * Lion Corp. Bhd.......................................    350,381       7,362
   Lion Diversified Holdings Bhd.........................  2,237,000     111,964
   Lion Industries Corp. Bhd.............................  8,486,481   1,768,599
   Magnum Bhd............................................  4,387,600   4,006,365
   Mah Sing Group Bhd....................................  4,487,139   2,766,924
   Malayan Flour Mills Bhd...............................  1,802,650     867,499
   Malaysia Airports Holdings Bhd........................  3,781,480   9,504,897
  * Malaysian Airline System Bhd......................... 39,258,100   3,536,995
   Malaysian Bulk Carriers Bhd...........................  6,932,625   3,976,029
   Malaysian Pacific Industries Bhd......................    961,875   1,236,436
   Malaysian Resources Corp. Bhd......................... 18,569,700   8,447,590
   MBM Resources BHD.....................................  2,500,303   2,496,633
   Media Prima Bhd.......................................    659,900     471,328
   Mega First Corp. BHD..................................  1,158,600     755,119
  * MISC Bhd............................................. 10,740,504  19,264,391
   MK Land Holdings BHD..................................  9,637,500   1,132,603
   MKH BHD...............................................  2,067,159   1,874,676
   MMC Corp. Bhd......................................... 14,894,480  12,424,364
   MNRB Holdings Bhd.....................................  1,754,000   1,864,082
   Mudajaya Group Bhd....................................  4,264,300   3,333,751
   Muhibbah Engineering M Bhd............................  5,784,900   4,145,760
  * Mulpha International Bhd............................. 33,432,800   4,162,621
   MWE Holdings BHD......................................    246,800     115,395
   Naim Holdings Bhd.....................................  3,219,300   3,362,609
   NCB Holdings Bhd......................................  2,451,500   2,530,398
   Negri Sembilan Oil Palms BHD..........................    167,600     285,856
   Oriental Holdings BHD.................................  3,680,879   8,627,228
   OSK Holdings BHD......................................  7,208,471   3,474,151
   Pacific & Orient BHD..................................    334,330     136,083
   Panasonic Manufacturing Malaysia BHD..................    382,080   2,362,226
   Pantech Group Holdings Bhd............................    421,000     112,497
  * Paracorp Berhad......................................    252,000          --
   Paramount Corp. Bhd...................................  1,067,300     480,937
   Parkson Holdings Bhd..................................    600,600     525,963
  * Pelikan International Corp. Bhd......................    438,216      81,317
  * Perdana Petroleum Bhd................................  5,826,080   2,872,906

                                     1883

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
MALAYSIA -- (Continued)
   Perusahaan Sadur Timah Malaysia Bhd...................      6,800 $     8,015
   Pie Industrial BHD....................................    323,600     710,392
   PJ Development Holdings Bhd...........................  3,354,800   1,399,869
   Pos Malaysia BHD......................................  2,048,617   3,426,719
   PPB Group Bhd.........................................  8,513,866  39,249,159
   Press Metal Bhd.......................................  2,880,481   2,013,348
  * Prime Utilities Berhad...............................     39,000          --
   Protasco Bhd..........................................    282,200     118,849
   RCE Capital Bhd.......................................  5,440,500     444,396
   RHB Capital Bhd....................................... 12,779,305  29,346,600
   Rimbunan Sawit Bhd....................................  4,729,200   1,094,067
   Salcon Bhd............................................  8,487,500   1,641,880
   Sarawak Oil Palms Bhd.................................    548,020   1,080,355
   Sarawak Plantation Bhd................................     66,900      50,934
   Scientex BHD..........................................     43,748      65,353
  * Scomi Group Bhd...................................... 26,188,300   2,896,419
   Selangor Dredging Bhd.................................  1,312,700     348,480
   Selangor Properties Bhd...............................     65,700      92,819
   Shangri-La Hotels Malaysia Bhd........................    739,100   1,537,979
   Shell Refining Co. Federation of Malaya Bhd...........    246,300     478,561
   SHL Consolidated BHD..................................    693,700     420,741
   SP Setia Bhd..........................................  1,307,900   1,123,271
   Star Publications Malaysia Bhd........................    352,200     229,929
   Subur Tiasa Holdings Bhd..............................    454,530     268,172
   Sunway Bhd............................................ 12,457,426  10,080,866
   Supermax Corp. Bhd....................................  8,498,700   7,385,372
   Suria Capital Holdings Bhd............................    736,700     520,172
  * Symphony Life Bhd....................................  1,589,910     464,454
   Ta Ann Holdings Bhd...................................  1,168,022   1,432,664
   TA Enterprise Bhd..................................... 20,808,000   4,624,108
   TA Global Bhd......................................... 11,874,080   1,044,344
   TAHPS Group Bhd.......................................     27,000      51,226
  * Talam Transform Bhd.................................. 15,950,050     310,694
   TAN Chong Motor Holdings BHD..........................  4,685,000   7,959,991
  * Tanjung Offshore Bhd.................................  1,714,700     301,905
   TDM BHD............................................... 13,977,000   3,619,414
  * Tebrau Teguh Bhd.....................................    503,400     183,200
   TH Plantations Bhd....................................     84,900      45,692
  * Time dotCom Bhd......................................  5,476,280   5,809,285
   Tiong NAM Logistics Holdings..........................    214,500      84,024
   Tropicana Corp. Bhd...................................  6,756,100   2,462,495
   UEM Sunrise Bhd.......................................  1,660,045   1,023,856
   Unisem M Bhd..........................................  9,279,300   2,600,566
   United Malacca Bhd....................................    960,500   1,984,389
   United Plantations BHD................................    422,000   3,221,994
   UOA Development Bhd...................................  3,493,900   1,929,902
   VS Industry Bhd.......................................  1,337,193     572,439
   Wah Seong Corp. Bhd...................................  4,759,811   2,732,688
   WCT Holdings Bhd...................................... 12,421,515   7,721,880
   Wing Tai Malaysia BHD.................................  1,868,800   1,226,094
   WTK Holdings BHD......................................  6,727,150   2,496,990
   YNH Property Bhd......................................  5,291,959   2,877,787
   YTL Corp. Bhd......................................... 89,825,050  41,263,344

                                     1884

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                             SHARES     VALUE++
                                                           ---------- ------------
MALAYSIA -- (Continued)
  * YTL Land & Development BHD............................  3,111,800 $    836,107
                                                                      ------------
TOTAL MALAYSIA............................................             703,613,831
                                                                      ------------
MEXICO -- (6.9%)
   Alfa S.A.B. de C.V. Class A............................ 50,336,022  141,817,056
  # Alpek S.A. de C.V.....................................    936,995    1,866,423
   Arca Continental S.A.B. de C.V.........................  4,253,241   23,377,878
 #* Axtel S.A.B. de C.V................................... 11,158,834    4,547,304
  * Bio Pappel S.A.B. de C.V..............................    328,507      763,913
   Bolsa Mexicana de Valores S.A.B. de C.V................    560,927    1,132,423
 #* Cemex S.A.B. de C.V...................................  1,696,800    2,097,211
 #* Cemex S.A.B. de C.V. Sponsored ADR.................... 17,398,087  215,214,331
  # Cia Minera Autlan S.A.B. de C.V. Series B.............  1,187,152      927,601
 #* Consorcio ARA S.A.B. de C.V. Series *................. 12,649,269    4,984,421
  # Controladora Comercial Mexicana S.A.B. de C.V.........  5,666,218   21,497,226
   Corp. Actinver S.A.B. de C.V...........................     31,776       34,190
 #* Corp. GEO S.A.B. de C.V. Series B.....................  9,461,653      189,233
  * Corp. Interamericana de Entretenimiento S.A.B. de
      C.V. Class B........................................  1,560,786      956,965
 #* Desarrolladora Homex S.A.B. de C.V....................  3,325,110      907,481
 #* Desarrolladora Homex S.A.B. de C.V. ADR...............     61,523       94,745
  * Dine S.A.B. de C.V....................................  1,027,267      437,821
   El Puerto de Liverpool S.A.B. de C.V. Series 1.........     17,250      184,444
  * Empaques Ponderosa SA de CV...........................     90,000           --
 #* Empresas ICA S.A.B. de C.V............................  6,728,823   12,995,775
 #* Empresas ICA S.A.B. de C.V. Sponsored ADR.............  1,118,155    8,609,794
  * Financiera Independencia S.A.B. de C.V................     14,576        4,795
   Fomento Economico Mexicano S.A.B. de C.V...............  2,503,454   22,644,148
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR..................................................  2,566,579  231,608,089
  * Gruma S.A.B. de C.V. Class B..........................  3,425,027   27,914,457
 #* Gruma S.A.B. de C.V. Sponsored ADR....................     13,352      435,275
 #* Grupo Aeromexico S.A.B. de C.V........................    622,007      905,989
  # Grupo Aeroportuario del Centro Norte S.A.B. de C.V....    972,349    3,017,961
   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
     ADR..................................................     46,309    1,149,389
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....    636,889   34,513,015
   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class
     B....................................................  1,268,733    6,916,653
   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....    271,607   30,588,380
   Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B.  1,203,482   13,545,697
   Grupo Carso S.A.B. de C.V. Series A1................... 10,399,172   54,390,764
   Grupo Cementos de Chihuahua S.A.B. de C.V..............  2,799,892    8,248,523
  # Grupo Comercial Chedraui S.A. de C.V..................  1,582,403    4,668,882
  # Grupo Elektra S.A.B. de C.V...........................     51,318    1,560,990
  * Grupo Famsa S.A.B. de C.V. Class A....................  3,143,303    4,926,247
   Grupo Financiero Banorte S.A.B. de C.V................. 23,423,220  147,853,165
   Grupo Financiero Inbursa S.A.B. de C.V................. 18,352,790   45,765,332
   Grupo Financiero Interacciones S.A. de C.V.............     30,394      161,356
  # Grupo Financiero Santander Mexico S.A.B. de C.V.
      Class B.............................................  1,383,455    3,073,310
   Grupo Financiero Santander Mexico S.A.B. de C.V.
     Class B ADR..........................................    936,202   10,354,394
   Grupo Gigante S.A.B. de C.V. Series *..................    471,076    1,120,100
   Grupo Industrial Maseca S.A.B. de C.V. Class B.........  2,756,800    4,056,664
   Grupo Industrial Saltillo S.A.B. de C.V................  1,337,069    2,348,919
   Grupo KUO S.A.B. de C.V. Series B......................  2,065,160    4,323,649
  # Grupo Mexico S.A.B. de C.V. Series B.................. 19,272,618   62,080,483
  * Grupo Pochteca S.A.B. de C.V..........................      9,100       10,744

                                     1885

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES       VALUE++
                                                          ----------- --------------
MEXICO -- (Continued)
    Grupo Posadas S.A.B. de C.V..........................     355,600 $      636,804
  * Grupo Qumma S.A. de C.V. Series B....................       5,301             --
 #* Grupo Simec S.A.B. de C.V. Series B..................   1,996,026      7,444,428
 #* Grupo Simec S.A.B. de C.V. Sponsored ADR.............      19,072        211,509
  * Grupo Sports World S.A.B. de C.V.....................      25,595         38,276
  # Industrias Bachoco S.A.B. de C.V. ADR................       7,213        305,687
  # Industrias Bachoco S.A.B. de C.V. Series B...........     965,265      3,413,144
 #* Industrias CH S.A.B. de C.V. Series B................   3,336,823     19,835,309
  * Inmuebles Carso S.A.B. de C.V........................  10,258,893     10,209,800
   Medica Sur S.A.B. de C.V. Series B....................       1,000          3,216
   Megacable Holdings S.A.B. de C.V......................     163,018        586,909
  # Mexichem S.A.B. de C.V...............................     143,252        496,787
  * Minera Frisco S.A.B. de C.V..........................   8,543,718     13,479,322
 #* OHL Mexico S.A.B. de C.V.............................   6,779,859     16,622,669
  # Organizacion Cultiba S.A.B. de C.V...................      16,708         29,121
 #* Organizacion Soriana S.A.B. de C.V. Class B..........  14,987,889     42,809,732
   Qualitas Controladora S.A.B. de C.V...................   2,013,919      5,180,112
  * Savia SA Class A.....................................   3,457,285             --
   TV Azteca S.A.B. de C.V...............................   7,855,434      4,963,243
 #* Urbi Desarrollos Urbanos S.A.B. de C.V...............   9,102,158        801,730
  * Vitro S.A.B. de C.V. Series A........................   1,550,627      3,768,160
                                                                      --------------
TOTAL MEXICO.............................................              1,301,659,563
                                                                      --------------
PHILIPPINES -- (1.0%)
   A Soriano Corp........................................  20,195,000      2,892,400
   Alliance Global Group, Inc............................  27,462,306     16,364,159
   Alsons Consolidated Resources, Inc....................  17,757,000        519,335
   Atlas Consolidated Mining & Development...............   3,195,700      1,123,923
   BDO Unibank, Inc......................................  10,580,205     18,388,064
   Cebu Air, Inc.........................................     419,730        457,795
   Cebu Holdings, Inc....................................   6,611,050        834,513
   Century Properties Group, Inc.........................     946,000         27,054
   China Banking Corp....................................     376,706        487,079
  * East West Banking Corp...............................      21,800         12,180
  * Empire East Land Holdings, Inc.......................  50,520,000      1,022,759
  * Export & Industry Bank, Inc. Class A.................      14,950             --
   Filinvest Development Corp............................     142,800         14,302
   Filinvest Land, Inc................................... 196,451,031      5,674,288
   First Philippine Holdings Corp........................   4,465,530      6,273,384
  * Fwbc Holdings, Inc...................................   5,471,786             --
  * Global-Estate Resorts, Inc...........................  14,553,000        430,434
   JG Summit Holdings, Inc...............................   4,060,500      3,510,350
   Lopez Holdings Corp...................................  29,502,300      2,812,914
   LT Group, Inc.........................................   1,992,000        806,363
   Macroasia Corp........................................     957,000         63,109
   Megaworld Corp........................................ 210,611,600     16,536,371
   Metropolitan Bank & Trust.............................  12,029,022     20,092,474
  * Mondragon International Philippines, Inc.............   2,464,000             --
   Petron Corp...........................................     286,900         88,407
  * Philippine National Bank.............................   4,933,693      9,212,209
  * Philippine National Construction Corp................     398,900          8,089
   Philippine Savings Bank...............................   1,232,313      3,599,868
   Philippine Townships, Inc.............................     226,200         23,708

                                     1886

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
PHILIPPINES -- (Continued)
    Philtown Properties, Inc.............................      6,701 $         43
    Phinma Corp..........................................  2,159,298      594,952
    Rizal Commercial Banking Corp........................  4,764,548    4,551,495
    Robinsons Land Corp.................................. 29,013,450   12,702,296
    San Miguel Corp......................................  6,273,866    7,710,967
    San Miguel Pure Foods Co., Inc.......................     20,080      102,467
    Security Bank Corp...................................  1,337,414    3,337,830
    Shang Properties, Inc................................    614,285       43,602
    SM Prime Holdings, Inc............................... 19,784,631    6,756,023
    Solid Group, Inc.....................................    580,000       15,552
  * Top Frontier Investment Holdings, Inc................    628,532      998,550
    Trans-Asia Oil & Energy Development Corp.............  9,640,000      397,606
    Union Bank Of Philippines, Inc.......................  2,670,714    7,379,157
    Universal Robina Corp................................  9,157,185   23,835,628
    Vista Land & Lifescapes, Inc......................... 56,759,968    6,501,194
                                                                     ------------
TOTAL PHILIPPINES........................................             186,202,893
                                                                     ------------
POLAND -- (1.6%)
  * Agora SA.............................................    728,442    2,274,344
    Asseco Poland SA.....................................  1,291,669   18,823,686
  * Bank Millennium SA...................................  6,028,081   15,494,438
  * Bioton SA............................................    123,074      145,733
  * Ciech SA.............................................    533,502    5,239,303
    ComArch SA...........................................      2,294       61,243
    Dom Development SA...................................     36,645      651,154
    Enea SA..............................................  1,675,604    6,642,713
    Firma Oponiarska Debica SA...........................    103,922    3,264,083
    Getin Holding SA.....................................  3,336,377    4,275,043
  * Getin Noble Bank SA..................................  4,404,668    4,340,609
    Grupa Azoty SA.......................................    104,378    1,732,620
    Grupa Kety SA........................................    117,729    8,032,925
  * Grupa Lotos SA.......................................  1,274,635   14,252,149
  * Impexmetal SA........................................  5,864,978    6,190,881
    Jastrzebska Spolka Weglowa SA........................    163,407    2,389,884
  * Kernel Holding SA....................................     87,695    1,057,247
  # KGHM Polska Miedz SA.................................    159,811    5,539,352
    Kopex SA.............................................    555,501    2,359,330
  * LC Corp. SA..........................................  1,839,091      944,932
  * MCI Management SA....................................    119,554      367,316
  * Netia SA.............................................  3,824,242    5,902,503
    Orbis SA.............................................    541,449    6,741,282
    Pelion SA............................................      8,205      230,028
    PGE SA............................................... 14,417,965   75,339,201
  * Polimex-Mostostal SA................................. 10,112,907      415,021
  * Polnord SA...........................................     83,767      257,265
  * Polski Koncern Miesny Duda SA........................  1,273,793      339,573
  # Polski Koncern Naftowy Orlen SA......................  6,403,088   78,601,320
  * Rafako SA............................................     79,767      160,602
  * Rawlplug SA..........................................    110,853      386,372
  * Rovese SA............................................  1,103,489      726,298
  * Sygnity SA...........................................    194,836    1,243,027
    Synthos SA...........................................  5,678,734    9,107,895
    Tauron Polska Energia SA............................. 15,061,372   20,406,563

                                     1887

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
POLAND -- (Continued)
  * Trakcja SA.........................................   2,073,652 $    846,530
  * Vistula Group SA...................................     125,982       74,661
                                                                    ------------
TOTAL POLAND...........................................              304,857,126
                                                                    ------------
RUSSIA -- (4.8%)
  * AFI Development P.L.C. GDR.........................      59,582       46,512
    Federal Hydrogenerating Co. JSC ADR................   8,540,653   13,326,861
    Gazprom OAO Sponsored ADR.......................... 103,677,439  853,786,820
    Lukoil OAO Sponsored ADR...........................     481,737   27,350,023
  * Magnitogorsk Iron & Steel Works GDR................   1,938,941    5,062,230
 #* Mechel Sponsored ADR...............................     456,334      885,288
    VTB Bank OJSC GDR..................................   1,933,866    4,900,917
                                                                    ------------
TOTAL RUSSIA...........................................              905,358,651
                                                                    ------------
SOUTH AFRICA -- (6.7%)
    Adcorp Holdings, Ltd...............................     535,357    1,496,514
    Aeci, Ltd..........................................   1,144,110   13,313,003
    Afgri, Ltd.........................................   4,834,179    2,921,032
  # African Bank Investments, Ltd......................   8,358,950    8,064,423
    African Rainbow Minerals, Ltd......................   1,980,262   39,139,044
    Allied Electronics Corp., Ltd......................     563,821    1,180,922
 #* Anglo American Platinum, Ltd.......................      88,247    3,524,701
    AngloGold Ashanti, Ltd.............................     888,028   12,932,862
  # AngloGold Ashanti, Ltd. Sponsored ADR..............   3,569,008   52,250,277
  * ArcelorMittal South Africa, Ltd....................   2,305,874    7,914,352
    Argent Industrial, Ltd.............................   1,254,672      573,240
  * Aveng, Ltd.........................................   7,670,058   16,245,121
    Barclays Africa Group, Ltd.........................   6,481,543   76,013,015
  # Barloworld, Ltd....................................   4,237,528   39,889,302
    Basil Read Holdings, Ltd...........................     570,445      384,516
    Bell Equipment, Ltd................................     416,814      802,956
    Blue Label Telecoms, Ltd...........................   4,216,921    3,323,534
  * Brait SE...........................................   1,689,395    7,308,663
    Business Connexion Group, Ltd......................   1,795,161      838,267
    Caxton and CTP Publishers and Printers, Ltd........   3,018,326    4,898,725
    Clover Industries, Ltd.............................     253,481      405,271
  * Consolidated Infrastructure Group, Ltd.............      51,564      101,920
  * Corpgro, Ltd.......................................     579,166           --
    Datacentrix Holdings, Ltd..........................     188,927       72,089
    DataTec, Ltd.......................................   3,095,790   13,231,233
    Delta EMD, Ltd.....................................      13,810        5,860
    Distell Group, Ltd.................................     324,720    4,121,776
    Distribution and Warehousing Network, Ltd..........     250,120      209,567
    DRDGOLD, Ltd.......................................   6,207,591    2,431,621
  # DRDGOLD, Ltd. Sponsored ADR........................       9,454       36,398
    ElementOne, Ltd....................................     391,810      313,035
    Eqstra Holdings, Ltd...............................   2,338,707    1,457,717
  * Evraz Highveld Steel and Vanadium, Ltd.............     148,283      223,844
  # Exxaro Resources, Ltd..............................     474,698    6,408,185
  * Gijima Group, Ltd..................................          --           --
    Gold Fields, Ltd...................................   1,868,612    6,477,182
  # Gold Fields, Ltd. Sponsored ADR....................  11,930,446   41,517,952

                                     1888

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
SOUTH AFRICA -- (Continued)
    Grand Parade Investments, Ltd........................      5,685 $      2,464
    Grindrod, Ltd........................................  7,243,099   16,504,790
    Group Five, Ltd......................................    963,895    3,440,153
    Harmony Gold Mining Co., Ltd.........................  2,952,483    8,439,631
    Harmony Gold Mining Co., Ltd. Sponsored ADR..........  3,247,220    9,351,994
    Hudaco Industries, Ltd...............................      6,525       62,258
  * Hulamin, Ltd.........................................  1,507,493      873,227
    Iliad Africa, Ltd....................................    179,921       96,304
    Illovo Sugar, Ltd....................................    147,512      357,152
    Impala Platinum Holdings, Ltd........................  5,593,838   58,437,317
    Investec, Ltd........................................  4,782,631   30,637,519
  * JCI, Ltd............................................. 10,677,339           --
  # JD Group, Ltd........................................  2,283,573    5,789,861
    KAP Industrial Holdings, Ltd.........................     50,812       15,703
  # Lewis Group, Ltd.....................................  1,851,877   10,002,144
    Liberty Holdings, Ltd................................  1,417,137   14,604,636
    Mediclinic International, Ltd........................    867,570    5,586,165
  * Merafe Resources, Ltd................................ 21,718,286    1,953,367
    Metair Investments, Ltd..............................    889,426    3,471,971
    MMI Holdings, Ltd.................................... 18,652,591   39,630,883
    Mondi, Ltd...........................................  1,730,577   26,301,194
    Mpact, Ltd...........................................  2,046,388    4,594,956
  * Murray & Roberts Holdings, Ltd.......................  3,171,557    7,079,503
    Mustek, Ltd..........................................     48,438       23,961
  # Nedbank Group, Ltd...................................  3,871,538   67,476,579
  * Northam Platinum, Ltd................................  3,433,228   12,861,605
    Omnia Holdings, Ltd..................................    390,976    7,258,154
    Peregrine Holdings, Ltd..............................  1,506,923    2,202,968
    Petmin, Ltd..........................................  1,374,464      243,337
    PSG Group, Ltd.......................................    590,113    4,221,579
    Raubex Group, Ltd....................................  1,074,739    2,213,533
  * RCL Foods, Ltd.......................................     26,214       38,139
  * Royal Bafokeng Platinum, Ltd.........................    148,766      839,009
    Sanlam, Ltd.......................................... 23,986,530  103,188,338
  * Sappi, Ltd...........................................  8,738,064   27,043,493
  * Sappi, Ltd. Sponsored ADR............................    695,410    2,086,230
    Sasol, Ltd. Sponsored ADR............................    640,884   30,884,200
  * Sentula Mining, Ltd..................................    330,147        9,864
    Sibanye Gold, Ltd....................................    590,193      837,308
    Sibanye Gold, Ltd. Sponsored ADR.....................  2,965,465   17,110,733
    Standard Bank Group, Ltd............................. 20,138,333  212,811,949
  * Stefanutti Stocks Holdings, Ltd......................    526,548      458,956
    Steinhoff International Holdings, Ltd................ 24,809,010  102,479,323
  * Super Group, Ltd.....................................  3,033,558    7,444,231
  * Telkom SA SOC, Ltd...................................  4,372,113   11,910,862
  * Times Media Group, Ltd...............................    314,578      550,317
  # Tongaat Hulett, Ltd..................................    574,983    6,276,317
    Trencor, Ltd.........................................  1,148,709    7,433,266
    Value Group, Ltd.....................................    976,777      450,190
  * Village Main Reef, Ltd...............................         --           --

                                     1889

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES      VALUE++
                                                          --------- --------------
SOUTH AFRICA -- (Continued)
   Zeder Investments, Ltd................................ 2,397,541 $      882,027
                                                                    --------------
TOTAL SOUTH AFRICA.......................................            1,246,497,779
                                                                    --------------
SOUTH KOREA -- (14.9%)
  # Aekyung Petrochemical Co., Ltd.......................    18,796        957,523
   AK Holdings, Inc......................................    30,417      1,106,739
   AMOREPACIFIC Group....................................     9,279      4,072,985
 #* Asia Cement Co., Ltd.................................    25,169      2,076,351
   ASIA Holdings Co., Ltd,...............................    11,021      1,425,016
  # Asia Paper Manufacturing Co., Ltd....................    37,150        673,965
 #* AUK Corp.............................................   633,480      1,269,743
   Bookook Securities Co., Ltd...........................    28,655        316,000
   Boryung Pharmaceutical Co., Ltd.......................    34,126      1,024,858
   BS Financial Group, Inc............................... 1,606,361     23,623,128
   BYC Co., Ltd..........................................       810        141,594
  # Byucksan Corp........................................   156,140        395,720
  # Capro Corp...........................................    79,730        412,059
  * Celltrion Pharm, Inc.................................     7,951         87,943
  * China Great Star International, Ltd..................   425,611        723,621
 #* China Ocean Resources Co., Ltd.......................   808,940      2,349,128
   Chosun Refractories Co., Ltd..........................     9,371        675,291
   CJ Corp...............................................   199,265     21,853,393
  * CJ E&M Corp..........................................   120,198      3,760,217
 #* CJ Korea Express Co., Ltd............................    99,247      9,832,994
   CKD Bio Corp..........................................    20,570        314,165
 #* Cosmochemical Co., Ltd...............................   140,210        907,591
  # Dae Dong Industrial Co., Ltd.........................   145,130        849,211
   Dae Han Flour Mills Co., Ltd..........................    14,607      1,976,437
   Dae Won Kang Up Co., Ltd..............................   245,096      1,543,672
 #* Dae Young Packaging Co., Ltd......................... 1,121,470        757,312
  # Dae-Il Corp..........................................    66,990        276,715
  # Daechang Co., Ltd....................................   866,590        786,241
   Daeduck GDS Co., Ltd..................................   281,480      4,189,775
  # Daegu Department Store...............................   122,031      2,266,730
  # Daehan Steel Co., Ltd................................   183,220      1,059,980
   Daekyo Co., Ltd.......................................   521,770      3,616,009
   Daelim Industrial Co., Ltd............................   453,905     34,723,334
   Daelim Trading Co., Ltd...............................    13,674         52,819
  # Daesang Holdings Co., Ltd............................   142,836      1,067,497
  # Daesung Holdings Co., Ltd............................    41,070        354,550
   Daewon San Up Co., Ltd................................    17,666        139,511
 #* Daewoo Engineering & Construction Co., Ltd........... 1,174,710      7,437,209
  # Daewoo Securities Co., Ltd........................... 2,821,702     22,464,847
  # Daewoo Shipbuilding & Marine Engineering Co., Ltd....   673,772     21,441,728
   Daewoong Co., Ltd.....................................     5,078        189,433
  * Dahaam E-Tec Co., Ltd................................     3,535         11,146
   Daishin Securities Co., Ltd...........................   638,515      4,517,492
  # Daou Data Corp.......................................   138,807        655,361
   Daou Technology, Inc..................................   321,778      4,706,202
 #* Dasan Networks, Inc..................................   145,116        728,992
   DGB Financial Group, Inc.............................. 1,293,172     20,025,652
 #* Digitech Systems Co., Ltd............................    10,779         33,988
   Dong Ah Tire & Rubber Co., Ltd........................    81,994      1,556,209

                                     1890

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
 SOUTH KOREA -- (Continued)
  #* Dong Yang Gang Chul Co., Ltd.......................   291,430 $    505,338
   # Dong-Ah Geological Engineering Co., Ltd............    45,500      355,195
    Dong-Il Corp........................................    19,098      922,885
    Dongbang Agro Co....................................    14,130       83,878
   # Dongbang Transport Logistics Co., Ltd..............   244,640      534,946
    Dongbu CNI Co., Ltd.................................    16,040       68,245
  #* Dongbu Corp........................................    53,090      147,847
  #* Dongbu HiTek Co., Ltd..............................   368,964    2,517,651
    Dongbu Securities Co., Ltd..........................   351,526    1,063,740
  #* Dongbu Steel Co., Ltd..............................   385,814    1,164,036
   # Dongil Industries Co., Ltd.........................    18,961      883,720
   * Dongkook Industrial Co., Ltd.......................   248,640      525,134
    Dongkuk Steel Mill Co., Ltd.........................   719,049    8,098,660
   # DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd.........   114,484      470,189
   # Dongsung Holdings Co., Ltd.........................   195,870    1,079,543
   # Dongwha Pharm Co., Ltd.............................   261,900    1,200,420
   # Dongwon F&B Co., Ltd...............................    18,686    2,305,319
   * Dongwon Systems Corp...............................     3,175       25,331
    Dongyang Mechatronics Corp..........................    11,660      113,062
    Doosan Corp.........................................   109,796   13,939,054
  #* Doosan Engine Co., Ltd.............................   112,890      848,188
  #* Doosan Engineering & Construction Co., Ltd.........    36,428      547,943
   # Doosan Heavy Industries & Construction Co., Ltd....   125,000    4,239,708
   * Doosan Infracore Co., Ltd..........................   354,010    4,250,378
    DRB Holding Co., Ltd................................   268,611    1,782,413
    E-Mart Co., Ltd.....................................    37,775    9,105,059
  #* Eagon Industries Co., Ltd..........................    13,300      189,872
    Eugene Corp.........................................   199,842      513,408
   * Eugene Investment & Securities Co., Ltd............   763,229    1,464,785
    Fursys, Inc.........................................    31,503      905,212
   # Gaon Cable Co., Ltd................................    18,587      362,587
    Global & Yuasa Battery Co., Ltd.....................    34,827    1,759,552
   * GNCO Co., Ltd......................................    56,982       66,056
    Green Cross Holdings Corp...........................    50,710      630,087
   # GS Engineering & Construction Corp.................   515,821   15,982,149
    GS Global Corp......................................     3,370       26,050
    GS Holdings.........................................   750,939   35,599,354
    Gwangju Shinsegae Co., Ltd..........................     5,985    1,350,610
   # Halla Corp.........................................   247,941    1,128,511
    Hana Financial Group, Inc........................... 4,056,969  153,513,213
   # Handok, Inc........................................    34,880      560,769
    Handsome Co., Ltd...................................   214,790    5,753,456
    Hanil Cement Co., Ltd...............................    52,145    4,395,427
    Hanil E-Wha Co., Ltd................................     2,460       38,004
  #* Hanjin Heavy Industries & Construction Co., Ltd....   677,791    8,413,533
    Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................   181,040    1,850,786
   * Hanjin Kal Corp....................................    12,388      270,538
  #* Hanjin Shipping Co., Ltd........................... 1,206,540    7,162,075
  #* Hanjin Shipping Holdings Co., Ltd..................   164,924      690,027
    Hanjin Transportation Co., Ltd......................   140,220    3,320,803
   * Hankuk Glass Industries, Inc.......................    26,220      418,162
    Hankuk Paper Manufacturing Co., Ltd.................    32,780      789,955
   * Hanmi Science Co., Ltd.............................    11,791      142,977

                                     1891

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- ------------
SOUTH KOREA -- (Continued)
   Hanmi Semiconductor Co., Ltd..........................    43,350 $    440,611
 #* Hansol HomeDeco Co., Ltd.............................   321,490      576,860
   Hansol Paper Co.......................................   647,244    7,252,688
  # Hanwha Chemical Corp................................. 1,430,855   26,269,046
   Hanwha Corp...........................................   594,563   20,008,138
 #* Hanwha General Insurance Co., Ltd....................   189,722      897,887
  * Hanwha Investment & Securities Co., Ltd..............   918,791    2,911,180
   Hanwha Life Insurance Co., Ltd........................ 1,498,105   10,211,322
   Hanwha Timeworld Co., Ltd.............................    12,290      356,034
   Hanyang Securities Co., Ltd...........................    90,530      522,184
  # Heung-A Shipping Co., Ltd............................   632,727      785,263
  # Hitejinro Holdings Co., Ltd..........................    99,611    1,065,034
   HMC Investment Securities Co., Ltd....................   259,785    2,217,559
  # HS R&A Co., Ltd......................................    37,336      556,885
   Humax Co., Ltd........................................    42,979      464,819
  # Husteel Co., Ltd.....................................    59,490      997,193
   Hwacheon Machine Tool Co., Ltd........................    14,227      678,953
   Hyosung Corp..........................................   380,987   23,798,096
 #* Hyundai BNG Steel Co., Ltd...........................   145,750    2,042,260
  # Hyundai Development Co...............................   904,704   20,398,299
   Hyundai Heavy Industries Co., Ltd.....................   232,115   47,973,797
   Hyundai Hy Communications & Networks Co., Ltd.........   207,730    1,092,627
  # Hyundai Mipo Dockyard................................    79,837   12,807,732
   Hyundai Motor Co......................................   310,959   67,485,928
  # Hyundai Securities Co., Ltd.......................... 1,779,448    9,482,922
  # Hyundai Steel Co..................................... 1,192,935   84,020,592
  # Hyunjin Materials Co., Ltd...........................    64,806      404,220
  # Il Dong Pharmaceutical Co., Ltd......................   133,130    1,971,159
  # Iljin Electric Co., Ltd..............................   285,940    1,895,615
  # Ilshin Spinning Co., Ltd.............................    16,366    1,752,268
  # Ilsung Pharmaceuticals Co., Ltd......................     9,407      670,061
  # Industrial Bank of Korea............................. 2,572,180   29,687,369
   Intergis Co., Ltd.....................................    24,590      153,928
   INTOPS Co., Ltd.......................................    62,298    1,150,111
   Inzi Controls Co., Ltd................................    89,540      376,690
  # INZI Display Co., Ltd................................   337,768      511,109
 #* IS Dongseo Co., Ltd..................................   121,855    1,873,788
  # ISU Chemical Co., Ltd................................   164,530    1,875,261
 #* JB Financial Group Co., Ltd..........................   946,863    6,072,316
  # Jeil Pharmaceutical Co...............................    73,180    1,000,874
   JW Pharmaceutical Corp................................   107,982    1,617,079
   KB Financial Group, Inc............................... 2,888,503   99,191,228
  * KB Financial Group, Inc. ADR......................... 3,180,416  106,702,957
  # KC Tech Co., Ltd.....................................   332,012    1,700,385
   KCC Corp..............................................    64,340   29,302,305
  * Keangnam Enterprises, Ltd............................   131,000      545,062
 #* KEC Corp.............................................   124,522       91,502
  # Keyang Electric Machinery Co., Ltd...................   393,920    1,061,832
  # KG Chemical Corp.....................................    47,243      750,942
   KISCO Corp............................................    56,021    1,392,894
  # KISCO Holdings Co., Ltd..............................    11,673      440,000
  # Kishin Corp..........................................   109,475      764,673
   KISWIRE, Ltd..........................................    69,836    2,299,054

                                     1892

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- ------------
    SOUTH KOREA -- (Continued)
       Kolon Corp....................................    85,335 $  1,278,281
       * Kolon Global Corp...........................   308,890      872,732
       # Kolon Industries, Inc.......................   178,594    8,353,331
       Korea Airport Service Co., Ltd................    11,070      265,412
       # Korea Cast Iron Pipe Industries Co., Ltd....     7,358       25,477
       Korea Electric Terminal Co., Ltd..............    89,230    3,437,958
       # Korea Export Packaging Industrial Co., Ltd..     5,290      109,862
      #* Korea Flange Co., Ltd.......................    58,810      648,729
       Korea Investment Holdings Co., Ltd............   542,836   19,866,710
       * Korea Petrochemical Ind Co., Ltd............    45,171    3,148,686
       * Korean Air Lines Co., Ltd...................    25,635      816,249
       Korean Reinsurance Co.........................   116,412    1,223,331
       # KPF.........................................    36,644      192,867
       KPX Chemical Co., Ltd.........................    12,852      785,019
       * KTB Investment & Securities Co., Ltd........ 1,066,210    2,186,761
       Kukdo Chemical Co., Ltd.......................    51,898    2,497,747
       # Kumho Electric Co., Ltd.....................    52,624    1,287,584
       # Kunsul Chemical Industrial Co., Ltd.........    26,860      692,473
       Kwang Dong Pharmaceutical Co., Ltd............    90,270      624,492
      #* Kyeryong Construction Industrial Co., Ltd...    42,770      339,194
       Kyobo Securities Co...........................   272,242    1,186,594
       # Kyung Dong Navien Co., Ltd..................    11,480      205,571
       # Kyung-In Synthetic Corp.....................   184,400      690,650
       Kyungbang, Ltd................................    10,105    1,052,223
       LG Corp....................................... 1,083,610   57,627,245
      #* LG Display Co., Ltd......................... 1,309,420   30,582,951
      #* LG Display Co., Ltd. ADR.................... 3,996,524   46,879,227
       # LG Electronics, Inc......................... 1,776,548  108,183,328
       LG Hausys, Ltd................................    40,987    5,954,079
       LG International Corp.........................    60,310    1,658,498
       LG Uplus Corp................................. 3,029,481   31,019,365
       LIG Insurance Co., Ltd........................    54,200    1,586,244
       Livart Furniture Co., Ltd.....................    29,460      366,208
       # Lotte Chemical Corp.........................    52,363   10,142,159
       Lotte Chilsung Beverage Co., Ltd..............     9,880   15,013,960
       Lotte Confectionery Co., Ltd..................     9,339   16,271,927
       * Lotte Non-Life Insurance Co., Ltd...........    23,240       72,706
       Lotte Shopping Co., Ltd.......................   166,351   58,849,968
       Meritz Financial Group Inc....................    16,600      114,786
       Meritz Securities Co., Ltd.................... 2,576,974    4,258,173
       Mi Chang Oil Industrial Co., Ltd..............     4,691      313,284
       Mirae Asset Securities Co., Ltd...............   414,359   13,730,401
       # MK Electron Co., Ltd........................    99,673      387,952
       Moorim P&P Co., Ltd...........................   422,608    1,977,454
      #* Moorim Paper Co., Ltd.......................   205,480      541,366
       Motonic Corp..................................   121,010    1,286,106
       # Namhae Chemical Corp........................    23,510      164,869
       Namyang Dairy Products Co., Ltd...............     4,383    3,562,282
       National Plastic Co...........................   143,890      749,012
      #* NEOWIZ HOLDINGS Corp........................    69,796      799,267
       # Nexen Corp..................................    13,326      969,337
       NH Investment & Securities Co., Ltd...........   406,621    1,869,528
       NICE Holdings Co., Ltd........................     5,590       72,038

                                     1893

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
   SOUTH KOREA -- (Continued)
      # NK Co., Ltd...................................   196,310 $    626,078
      # Nong Shim Holdings Co., Ltd...................    24,347    1,898,803
      NongShim Co., Ltd...............................    40,829   10,335,874
      # OCI Materials Co., Ltd........................     5,913      167,648
     #* Osung LST Co., Ltd............................   184,874      250,448
      Ottogi Corp.....................................     6,388    2,351,311
      # Paik Kwang Industrial Co., Ltd................   100,134      264,329
     #* Pan Ocean Co., Ltd............................    47,845      190,890
     #* PaperCorea, Inc...............................   404,380      228,008
      Poongsan Corp...................................   422,600   10,261,988
      Poongsan Holdings Corp..........................    49,788    1,355,119
      POSCO...........................................   681,110  189,348,604
      POSCO ADR....................................... 1,626,923  110,614,495
      * POSCO Coated & Color Steel Co., Ltd...........    23,830      317,247
      * PSK, Inc......................................     9,234       89,203
      Pulmuone Holdings Co., Ltd......................     7,118      508,670
      Pyeong Hwa Automotive Co., Ltd..................     6,626      128,817
      # S&T Dynamics Co., Ltd.........................   380,544    4,236,805
      S&T Holdings Co., Ltd...........................    87,883    1,261,799
      # S&T Motiv Co., Ltd............................   128,920    3,317,683
      Saeron Automotive Corp..........................     1,995       17,441
      * Sajo Industries Co., Ltd......................    11,546      301,373
      Sam Young Electronics Co., Ltd..................   159,570    1,395,080
      Sam Yung Trading Co., Ltd.......................    23,744      399,586
      # SAMHWA Paints Industrial Co., Ltd.............     2,030       21,796
      # Samick Musical Instruments Co., Ltd........... 1,125,740    2,200,180
      Samsung C&T Corp................................ 1,386,322   75,393,583
      Samsung Life Insurance Co., Ltd.................       895       85,866
      # Samsung SDI Co., Ltd..........................   513,951   68,191,992
      # Samyang Genex Co., Ltd........................    11,337      952,856
      Samyang Holdings Corp...........................    89,042    5,695,068
      Samyang Tongsang Co., Ltd.......................     8,060      194,104
      # Samyoung Chemical Co., Ltd....................   220,260      415,693
      SAVEZONE I&C Corp...............................    27,710      129,329
      Seah Besteel Corp...............................   168,664    3,697,630
      SeAH Holdings Corp..............................    13,089    1,136,605
      SeAH Steel Corp.................................    36,098    2,747,641
      # Sebang Co., Ltd...............................   137,830    2,448,378
      # Sejong Industrial Co., Ltd....................   102,930    1,559,016
      # Sempio Foods Co...............................     3,110       70,785
     #* Seohee Construction Co., Ltd.................. 1,753,286    1,013,827
      * Seong An Co., Ltd.............................    86,190       52,575
      Seowon Co., Ltd.................................    86,070      133,780
      * Sewon Cellontech Co., Ltd.....................    12,330       29,062
     #* SG Corp....................................... 1,945,560    1,095,566
      Shin Poong Pharmaceutical Co., Ltd..............   125,325      561,910
      Shinhan Financial Group Co., Ltd................ 5,360,909  226,232,813
     #* Shinhan Financial Group Co., Ltd. ADR......... 1,630,308   67,478,448
      Shinsegae Co., Ltd..............................    41,475    8,855,494
      Shinsegae Information & Communication Co., Ltd..     5,726      425,167
     #* Shinsung Solar Energy Co., Ltd................   765,627      815,354
     #* Shinsung Tongsang Co., Ltd.................... 1,106,860      953,835
      Shinyoung Securities Co., Ltd...................    35,820    1,326,841

                                     1894

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
    SOUTH KOREA -- (Continued)
       # Silla Co., Ltd..............................    64,953 $ 1,497,924
       Sindoh Co., Ltd...............................    43,098   2,485,785
       SJM Co., Ltd..................................     9,114      85,452
       SK Chemicals Co., Ltd.........................   113,742   6,176,004
       SK Gas, Ltd...................................    47,686   3,214,263
       SK Holdings Co., Ltd..........................   530,249  88,298,427
       SK Innovation Co., Ltd........................   845,193  98,913,106
       SK Networks Co., Ltd.......................... 2,219,296  17,369,720
       * SK Securities Co., Ltd...................... 3,931,860   2,605,421
       # SKC Co., Ltd................................    42,000   1,202,333
       # SL Corp.....................................   140,660   2,254,302
       # Songwon Industrial Co., Ltd.................   121,460   1,070,555
       * Ssangyong Cement Industrial Co., Ltd........   289,296   2,044,838
       * STX Engine Co., Ltd.........................   293,680   1,049,532
      #* STX Offshore & Shipbuilding Co., Ltd........   283,546   1,399,991
       Suheung Capsule Co., Ltd......................    22,720     758,111
       Sun Kwang Co., Ltd............................    20,098     329,215
       * Sungchang Enterprise Holdings, Ltd..........    16,000     259,625
       * Sungshin Cement Co., Ltd....................    78,030     510,848
       Sungwoo Hitech Co., Ltd.......................    66,157     946,235
       # Tae Kyung Industrial Co., Ltd...............   116,020     513,579
       Taekwang Industrial Co., Ltd..................     4,300   5,628,810
      #* Taewoong Co., Ltd...........................    70,311   1,721,595
       Taeyoung Engineering & Construction Co., Ltd..   564,040   2,844,957
       # Tailim Packaging Industrial Co., Ltd........   374,220     685,952
       TCC Steel.....................................    51,210     159,379
      #* TK Chemical Corp............................   329,048     565,476
       * Tong Kook Corp..............................       607          --
       # Tong Yang Moolsan Co., Ltd..................    72,180     552,981
       Tongyang Life Insurance.......................    79,490     804,716
       # TONGYANG Securities, Inc....................   918,859   2,022,570
       * Top Engineering Co., Ltd....................    49,113     189,902
       # TS Corp.....................................    65,206   1,694,025
       # Unid Co., Ltd...............................    46,751   2,597,189
       Union Steel...................................    38,477     537,150
      #* WillBes & Co. (The).........................   538,070     495,672
       Wiscom Co., Ltd...............................    32,980     151,844
      #* Woongjin Energy Co., Ltd....................   751,750   1,531,944
      #* Woongjin Thinkbig Co., Ltd..................   156,120   1,004,096
       Wooree ETI Co., Ltd...........................    87,561     210,604
       Woori Finance Holdings Co., Ltd............... 5,125,817  58,640,227
       * Woori Finance Holdings Co., Ltd. ADR........     8,505     288,575
       Woori Financial Co., Ltd......................    93,191   1,797,625
       Woori Investment & Securities Co., Ltd........ 2,467,643  20,823,247
       # WooSung Feed Co., Ltd.......................   284,940     796,968
       YESCO Co., Ltd................................    30,550   1,029,925
       # Yoosung Enterprise Co., Ltd.................    76,905     292,498
       YooSung T&S Co., Ltd..........................    27,033      43,299
       Youlchon Chemical Co., Ltd....................   159,540   1,770,352
       # Young Poong Corp............................     4,632   5,259,002
       * Young Poong Mining & Construction Corp......    18,030          --
       # Young Poong Precision Corp..................    48,300     429,503
       Youngone Holdings Co., Ltd....................    26,548   1,788,015

                                     1895

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                     SHARES      VALUE++
                                                   ---------- --------------
    SOUTH KOREA -- (Continued)
       YuHwa Securities Co., Ltd..................     28,680 $      316,064
       * Zinus, Inc...............................      1,866             --
                                                              --------------
    TOTAL SOUTH KOREA.............................             2,790,306,081
                                                              --------------
    TAIWAN -- (15.2%)
       # Ability Enterprise Co., Ltd..............  2,467,000      1,566,284
       AcBel Polytech, Inc........................  4,916,219      5,097,700
       Accton Technology Corp.....................  8,825,156      4,767,882
      #* Acer, Inc................................ 47,368,364     27,976,913
       ACES Electronic Co., Ltd...................    569,000        492,087
       # ACHEM TECHNOLOGY Corp....................  3,146,318      2,086,089
       * Action Electronics Co., Ltd..............  3,511,084        744,990
       * Advanced Connectek, Inc..................    415,000        194,037
       Advanced International Multitech Co., Ltd..    178,000        187,135
       * Advanced Wireless Semiconductor Co.......    232,000        110,434
      #* AGV Products Corp........................  7,871,701      2,340,120
       AimCore Technology Co., Ltd................    595,797        706,913
       Alcor Micro Corp...........................    324,000        365,933
       # Allis Electric Co., Ltd..................  1,471,000        472,390
       Alpha Networks, Inc........................  5,949,237      4,833,489
       Altek Corp.................................  6,185,808      5,825,088
       # Ambassador Hotel (The)...................    918,000        891,894
       AMPOC Far-East Co., Ltd....................  1,772,000      1,403,745
       AmTRAN Technology Co., Ltd................. 11,493,956      7,411,456
       Anpec Electronics Corp.....................    147,000        111,230
       # APCB, Inc................................  2,584,000      1,642,328
       Apex Science & Engineering.................     88,248         53,090
       # Arcadyan Technology Corp.................  1,217,931      2,090,481
       Ardentec Corp..............................  1,629,280      1,340,110
       * Arima Communications Corp................    251,566        115,802
       # Asia Cement Corp......................... 25,637,049     31,443,791
       * Asia Optical Co., Inc....................  4,243,290      4,432,307
       # Asia Polymer Corp........................  4,449,478      3,783,485
       # Asia Vital Components Co., Ltd...........  4,933,984      3,208,348
       Asustek Computer, Inc......................    730,000      6,697,437
      #* AU Optronics Corp........................ 53,434,812     15,528,937
      #* AU Optronics Corp. Sponsored ADR.........  9,342,184     25,784,428
       # Audix Corp...............................  1,814,164      1,857,762
       Avermedia Technologies.....................  3,229,000      1,425,528
       * Avision, Inc.............................  2,782,555        908,311
       # AVY Precision Technology, Inc............    166,000        255,345
       Bank of Kaohsiung..........................  6,588,900      2,060,042
       Basso Industry Corp........................    537,000        530,440
       # BES Engineering Corp..................... 25,807,443      7,298,439
       # Biostar Microtech International Corp.....  2,799,055      1,303,309
       * Bright Led Electronics Corp..............  1,595,000        950,559
       # C Sun Manufacturing, Ltd.................  2,535,837      1,694,147
       # Cameo Communications, Inc................  3,060,197        953,684
       Capital Securities Corp.................... 24,786,447      9,627,240
       # Career Technology MFG. Co., Ltd..........  2,199,000      2,297,655
       Carnival Industrial Corp...................  6,172,000      1,723,466
       Cathay Chemical Works......................    959,000        572,940
       Cathay Real Estate Development Co., Ltd.... 14,314,421      8,552,548

                                     1896

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   Celxpert Energy Corp................................     262,000 $   132,433
   Central Reinsurance Co., Ltd........................   2,562,016   1,216,842
   ChainQui Construction Development Co., Ltd..........   1,547,173   1,258,282
   * Champion Building Materials Co., Ltd..............   6,381,828   2,627,490
   * Chang Ho Fibre Corp...............................      76,000      25,915
   Chang Hwa Commercial Bank...........................  88,718,711  52,464,145
   # Channel Well Technology Co., Ltd..................     972,000     521,934
   Charoen Pokphand Enterprise.........................   3,296,000   1,714,666
   Chen Full International Co., Ltd....................   1,262,000   1,042,427
   Cheng Loong Corp....................................  13,870,659   6,514,245
   Cheng Uei Precision Industry Co., Ltd...............   5,051,635  10,712,208
   Chia Chang Co., Ltd.................................   1,045,000   1,317,239
   * Chia Hsin Cement Corp.............................   7,583,191   3,875,398
   Chien Kuo Construction Co., Ltd.....................   4,979,247   2,269,809
   * Chien Shing Stainless Steel Co., Ltd..............   1,034,000     141,519
   Chilisin Electronics Corp...........................   1,683,836   1,502,173
   Chin-Poon Industrial Co., Ltd.......................   6,084,815  10,060,903
   * China Airlines, Ltd...............................  46,049,353  16,198,248
   China Chemical & Pharmaceutical Co., Ltd............   4,203,264   3,155,224
   China Development Financial Holding Corp............ 207,531,960  60,378,604
   China Electric Manufacturing Corp...................   4,084,200   1,819,439
   China General Plastics Corp.........................   7,124,260   3,734,644
   # China Glaze Co., Ltd..............................   2,312,363   1,246,401
   China Life Insurance Co., Ltd.......................  12,065,780  11,498,802
   * China Man-Made Fiber Corp.........................  21,204,813   8,547,220
   China Metal Products................................   3,460,362   4,227,412
   # China Motor Corp..................................  11,464,749  10,631,058
   # China Petrochemical Development Corp..............  33,049,397  14,581,240
   # China Steel Corp..................................   2,041,000   1,753,244
   China Steel Structure Co., Ltd......................   1,435,219   1,594,275
   China Synthetic Rubber Corp.........................   8,076,711   7,442,754
   * China United Trust & Investment Corp..............     493,999          --
   * China Wire & Cable Co., Ltd.......................   2,900,000   1,288,892
   # Chinese Maritime Transport, Ltd...................   1,496,000   1,907,523
   * Chun YU Works & Co., Ltd..........................   2,927,000   1,093,543
   Chun Yuan Steel.....................................   6,454,287   2,427,324
   Chung Hsin Electric & Machinery Manufacturing Corp..   6,609,000   4,374,172
   * Chung Hung Steel Corp.............................  12,553,046   3,539,516
  #* Chung Hwa Pulp Corp...............................   6,904,011   2,099,050
   * Chung Shing Textile Co., Ltd......................         600          --
   * Chunghwa Picture Tubes, Ltd.......................  55,899,412   3,191,177
  #* CMC Magnetics Corp................................  52,168,830   8,328,633
   CoAsia Microelectronics Corp........................   1,437,350     728,613
   Collins Co., Ltd....................................   2,467,224     885,023
   # Compal Electronics, Inc...........................  73,788,332  54,854,296
   Compeq Manufacturing Co., Ltd.......................  21,479,000  11,941,403
   * Compex International Co., Ltd.....................      46,400          --
   * Concord Securities Corp...........................   1,749,000     499,709
   Continental Holdings Corp...........................   7,293,848   2,611,660
   Coretronic Corp.....................................   8,471,000   7,847,007
   * Cosmos Bank Taiwan................................     948,872     499,413
   Coxon Precise Industrial Co., Ltd...................   2,326,000   3,653,299
   Creative Sensor, Inc................................     359,000     231,111

                                     1897

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
  * Crystalwise Technology, Inc..........................     281,000 $   296,151
   CSBC Corp. Taiwan.....................................   6,014,654   3,869,119
   CTBC Financial Holding Co., Ltd.......................  86,725,355  57,089,972
   CviLux Corp...........................................      22,000      26,726
   D-Link Corp...........................................  11,107,939   7,032,516
  # DA CIN Construction Co., Ltd.........................   2,614,579   2,335,698
 #* Danen Technology Corp................................      22,000      10,719
   Darfon Electronics Corp...............................   7,188,950   4,798,154
  # Delpha Construction Co., Ltd.........................   3,970,016   1,538,358
  * Der Pao Construction Co., Ltd........................   1,139,000          --
   DFI, Inc..............................................     387,280     443,137
  * Dynamic Electronics Co., Ltd.........................   4,558,324   1,647,078
 #* E Ink Holdings, Inc..................................   9,534,000   5,088,126
  * E-Ton Solar Tech Co., Ltd............................   4,038,443   2,314,397
  # E.Sun Financial Holding Co., Ltd.....................  74,787,913  46,365,874
  * Eastern Media International Corp.....................   6,321,597   3,001,563
   Edimax Technology Co., Ltd............................   3,202,902   1,339,323
  # Edison Opto Corp.....................................     862,000   1,032,310
   Edom Technology Co., Ltd..............................     943,800     467,321
  # Elite Material Co., Ltd..............................   3,299,905   2,831,204
   Elite Semiconductor Memory Technology, Inc............   1,776,000   2,087,563
   Elitegroup Computer Systems Co., Ltd..................   8,410,341   4,951,017
   ENG Electric Co., Ltd.................................     657,000     570,867
   EnTie Commercial Bank.................................   2,271,232   1,102,797
  * Entire Technology Co., Ltd...........................      20,000      20,288
  * Episil Technologies, Inc.............................   3,317,000   1,091,598
  # Epistar Corp.........................................  15,158,000  33,684,672
   Eternal Chemical Co., Ltd.............................   1,630,000   1,523,215
  * Etron Technology, Inc................................   2,659,000   1,166,827
  * Eva Airways Corp.....................................   9,947,850   5,292,654
  * Ever Fortune Industrial Co., Ltd.....................     409,000          --
  * Everest Textile Co., Ltd.............................   3,892,002   1,286,168
   Evergreen International Storage & Transport Corp......   9,778,000   6,574,550
  * Evergreen Marine Corp. Taiwan, Ltd...................  33,447,998  19,618,633
   Everlight Chemical Industrial Corp....................   1,994,005   1,620,862
   Everlight Electronics Co., Ltd........................   2,417,000   5,745,494
  * Everspring Industry Co., Ltd.........................     686,180     514,026
   Excelsior Medical Co., Ltd............................   1,410,200   2,612,504
   Far Eastern Department Stores, Ltd....................   4,919,652   4,472,834
  # Far Eastern International Bank.......................  27,026,817  10,536,009
  * Farglory F T Z Investment Holding Co., Ltd...........     791,000     659,977
   Farglory Land Development Co., Ltd....................     727,264   1,164,760
   Federal Corp..........................................   6,978,685   5,249,184
  * First Copper Technology Co., Ltd.....................   3,667,750   1,270,562
   First Financial Holding Co., Ltd...................... 126,973,215  75,908,722
   First Hotel...........................................   1,187,590     767,123
  # First Insurance Co., Ltd.............................   4,017,064   2,661,506
   First Steamship Co., Ltd..............................   5,683,173   3,508,671
   Forhouse Corp.........................................   8,078,635   3,063,007
  # Formosa Advanced Technologies Co., Ltd...............   1,342,000     770,932
 #* Formosa Epitaxy, Inc.................................   8,894,000   5,311,237
   Formosa Oilseed Processing............................   1,111,977     413,990
   Formosa Taffeta Co., Ltd..............................  10,729,511  11,340,060

                                     1898

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- ------------
TAIWAN -- (Continued)
   Formosan Rubber Group, Inc............................  8,194,000 $  7,516,135
   Formosan Union Chemical...............................  2,827,034    1,353,556
   Fortune Electric Co., Ltd.............................    436,000      256,229
  # Founding Construction & Development Co., Ltd.........  3,092,474    1,950,332
   Foxlink Image Technology Co., Ltd.....................    582,000      389,054
  * Froch Enterprise Co., Ltd............................  1,898,000      598,114
  # FSP Technology, Inc..................................  1,871,283    1,859,150
   Fubon Financial Holding Co., Ltd...................... 88,739,471  125,189,899
   Fullerton Technology Co., Ltd.........................  1,753,200    1,548,899
 #* Fulltech Fiber Glass Corp............................  4,907,690    1,863,620
  # Fwusow Industry Co., Ltd.............................  2,782,995    1,340,588
  # G Shank Enterprise Co., Ltd..........................  2,883,880    2,175,487
   G Tech Optoelectronics Corp...........................    100,000      126,491
  * Gallant Precision Machining Co., Ltd.................  1,688,000      676,554
  # Gemtek Technology Corp...............................  6,730,962    6,580,336
 #* Genesis Photonics, Inc...............................  2,541,000    1,318,948
   Genius Electronic Optical Co., Ltd....................      9,000       27,474
  # Getac Technology Corp................................ 11,072,065    5,474,799
 #* Giantplus Technology Co., Ltd........................  1,289,100      387,863
   Giga Solution Tech Co., Ltd...........................    548,000      306,716
   Gigabyte Technology Co., Ltd..........................  9,308,287   12,284,179
  * Gigastorage Corp.....................................  5,891,600    6,783,798
 #* Gintech Energy Corp..................................  6,960,942    7,073,753
  * Global Brands Manufacture, Ltd.......................  5,083,951    1,828,314
  # Global Lighting Technologies, Inc....................    585,000      636,250
  * Globe Union Industrial Corp..........................  2,671,000    1,762,536
   Gloria Material Technology Corp.......................  4,970,150    3,667,276
 #* Gold Circuit Electronics, Ltd........................  9,631,965    2,309,851
   Goldsun Development & Construction Co., Ltd........... 23,939,261    9,596,915
   Good Will Instrument Co., Ltd.........................    466,380      290,180
   Grand Pacific Petrochemical........................... 17,166,000   12,430,887
   Great China Metal Industry............................    871,000    1,074,216
   Great Wall Enterprise Co., Ltd........................  4,048,767    3,500,814
 #* Green Energy Technology, Inc.........................  4,571,880    4,545,691
 #* GTM Corp.............................................  2,449,000    1,606,372
  # Hannstar Board Corp..................................  5,582,635    2,096,571
 #* HannStar Display Corp................................ 49,769,000   16,927,914
 #* Harvatek Corp........................................  3,454,459    1,849,526
  * Helix Technology, Inc................................     29,585           --
   Hey Song Corp.........................................  3,025,500    3,137,772
   Hiroca Holdings, Ltd..................................     13,500       48,578
  * HiTi Digital, Inc....................................    100,175      104,319
  # Hitron Technology, Inc...............................  3,410,525    1,919,495
   Ho Tung Chemical Corp................................. 13,367,052    6,253,498
 #* Hocheng Corp.........................................  4,501,300    1,496,689
   Hold-Key Electric Wire & Cable Co., Ltd...............    515,124      163,133
   Holy Stone Enterprise Co., Ltd........................  2,793,650    3,874,190
  # Hong TAI Electric Industrial.........................  3,949,000    1,289,816
   Horizon Securities Co., Ltd...........................  5,065,000    1,710,355
   Hsin Kuang Steel Co., Ltd.............................  4,316,124    2,734,607
   Hsing TA Cement Co....................................  2,071,980      807,932
   HUA ENG Wire & Cable..................................  7,710,035    2,900,238
   Hua Nan Financial Holdings Co., Ltd................... 50,623,430   28,515,271

                                     1899

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
  * Hua Yu Lien Development Co., Ltd.....................       2,799 $     4,892
  * Hualon Corp..........................................     257,040          --
   Hung Ching Development & Construction Co., Ltd........   1,987,468   1,163,608
   Hung Poo Real Estate Development Corp.................   3,576,655   3,450,234
   Hung Sheng Construction Co., Ltd......................   8,769,892   6,445,479
   Huxen Corp............................................     572,281     935,651
  * Hwa Fong Rubber Co., Ltd.............................   2,094,800   1,347,673
   I-Chiun Precision Industry Co., Ltd...................   3,920,000   2,493,585
   Ichia Technologies, Inc...............................   7,023,260   4,141,920
   Infortrend Technology, Inc............................     880,000     541,241
 #* Innolux Corp......................................... 124,406,745  43,141,795
 #* Inotera Memories, Inc................................  32,779,728  25,194,988
 #* Inpaq Technology Co., Ltd............................     434,000     556,322
   Integrated Memory Logic, Ltd..........................     165,000     365,008
   Inventec Corp.........................................  34,993,277  32,284,974
   ITE Technology, Inc...................................   2,816,479   2,423,569
 #* J Touch Corp.........................................     832,000     731,140
  * Janfusun Fancyworld Corp.............................     600,179     115,113
   Jentech Precision Industrial Co., Ltd.................      17,000      45,871
  # Jess-Link Products Co., Ltd..........................   1,299,000   1,387,717
   Jih Sun Financial Holdings Co., Ltd...................   4,227,995   1,234,244
   K Laser Technology, Inc...............................   1,782,601   1,068,506
   Kang Na Hsiung Enterprise Co., Ltd....................   1,655,078     920,384
   Kao Hsing Chang Iron & Steel..........................     726,700     330,286
  # Kaulin Manufacturing Co., Ltd........................   2,961,656   2,193,439
   KEE TAI Properties Co., Ltd...........................      28,000      17,270
  * Kenmec Mechanical Engineering Co., Ltd...............   2,052,000     967,916
   King Yuan Electronics Co., Ltd........................  21,676,805  14,807,915
   King's Town Bank......................................  11,813,012  11,505,154
  * King's Town Construction Co., Ltd....................      44,000      42,127
   Kingdom Construction Co...............................   4,919,000   4,971,076
   Kinko Optical Co., Ltd................................     620,000     610,984
  # Kinpo Electronics....................................  19,097,375   7,077,189
   KS Terminals, Inc.....................................   1,265,880   1,520,648
   Kung Sing Engineering Corp............................   2,427,000   1,135,640
   Kuoyang Construction Co., Ltd.........................   7,664,840   4,748,463
   Kwong Fong Industries.................................   4,296,720   2,682,208
   KYE Systems Corp......................................   4,677,000   1,878,493
   L&K Engineering Co., Ltd..............................   2,019,000   1,832,447
   LAN FA Textile........................................   3,158,713     966,268
   LCY Chemical Corp.....................................     409,000     519,087
  # Leader Electronics, Inc..............................   1,648,056     824,638
   Lealea Enterprise Co., Ltd............................  12,751,118   4,526,569
  # Ledtech Electronics Corp.............................     310,000     221,268
  # LEE CHI Enterprises Co., Ltd.........................   3,466,900   1,888,045
  # Lelon Electronics Corp...............................   1,540,200   1,454,033
 #* Leofoo Development Co................................   5,435,774   2,235,697
   LES Enphants Co., Ltd.................................     692,000     482,957
  # Lextar Electronics Corp..............................   1,849,000   2,007,147
 #* Li Peng Enterprise Co., Ltd..........................  10,180,703   4,631,708
   Lien Hwa Industrial Corp..............................   9,006,990   5,714,116
   Lingsen Precision Industries, Ltd.....................   6,761,480   3,830,211
  # Lite-On Semiconductor Corp...........................   5,612,190   3,583,831

                                     1900

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- ------------
TAIWAN -- (Continued)
   Lite-On Technology Corp...............................  30,042,075 $ 44,492,569
   Long Chen Paper Co., Ltd..............................   8,428,253    4,358,054
  # Longwell Co..........................................   1,333,000    1,231,744
  # Lotes Co., Ltd.......................................   1,030,000    2,330,256
  * Lucky Cement Corp....................................   3,099,000      826,849
 #* Macronix International...............................  72,368,913   15,936,104
   Marketech International Corp..........................   2,211,000    1,311,228
   Masterlink Securities Corp............................  16,637,000    5,683,454
   Maxtek Technology Co., Ltd............................     102,000       57,753
  # Mayer Steel Pipe Corp................................   2,472,456    1,097,600
   Maywufa Co., Ltd......................................     252,070      122,595
   Mega Financial Holding Co., Ltd....................... 145,883,915  117,783,488
  * Megamedia Corp.......................................         782           --
   Meiloon Industrial Co.................................   1,613,084    1,029,688
   Mercuries & Associates, Ltd...........................   1,863,937    1,226,798
  * Mercuries Data Systems, Ltd..........................     655,800      184,262
 #* Mercuries Life Insurance Co., Ltd....................     489,000      313,691
   Micro-Star International Co., Ltd.....................  14,542,985   12,652,681
  * Microelectronics Technology, Inc.....................     721,826      438,454
   Mirle Automation Corp.................................     565,550      500,120
  * Mitac Holdings Corp..................................  10,023,725    8,552,590
  * Mosel Vitelic, Inc...................................   7,422,506    1,530,515
  * Motech Industries, Inc...............................   2,072,000    3,655,780
   MPI Corp..............................................       7,000       18,075
  * Nan Ren Lake Leisure Amusement Co., Ltd..............     917,000      425,966
 #* Nan Ya Printed Circuit Board Corp....................   3,855,000    4,583,103
  # Nantex Industry Co., Ltd.............................   2,345,766    1,504,327
  * Nanya Technology Corp................................   3,851,000      628,730
  * Neo Solar Power Corp.................................   4,943,066    5,768,749
   New Asia Construction & Development Corp..............   1,810,304      452,268
   New Era Electronics Co., Ltd..........................     146,000      198,373
   Nichidenbo Corp.......................................     101,330       91,980
   Nien Hsing Textile Co., Ltd...........................   4,491,721    4,448,355
  # Nishoku Technology, Inc..............................     260,000      428,607
  * Ocean Plastics Co., Ltd..............................     628,000      758,487
  * Optimax Technology Corp..............................   1,085,597      209,641
   OptoTech Corp.........................................   9,532,000    4,585,570
  * Orient Semiconductor Electronics, Ltd................   5,501,276    1,173,428
  # Pacific Construction Co..............................   2,529,452      808,348
 #* Pan Jit International, Inc...........................   6,633,837    3,071,436
  # Pan-International Industrial Corp....................   3,294,766    2,510,169
  # Paragon Technologies Co., Ltd........................   1,221,191    2,658,585
  # Pegatron Corp........................................  28,365,998   37,069,689
   Phihong Technology Co., Ltd...........................   3,015,320    1,923,296
   Pixart Imaging, Inc...................................      87,000      145,855
   Plotech Co., Ltd......................................     760,282      281,069
   Portwell, Inc.........................................     669,000      682,955
  * Potrans Electrical Corp..............................   1,139,000           --
   Pou Chen Corp.........................................  27,953,550   38,641,338
  * Power Quotient International Co., Ltd................     107,000       53,439
  * Powercom Co., Ltd....................................   1,347,500      231,636
  # Powertech Industrial Co., Ltd........................     271,000      202,394
  # Powertech Technology, Inc............................  11,882,000   16,396,258

                                     1901

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
   President Securities Corp.............................  12,690,992 $ 7,343,890
   Prime Electronics Satellitics, Inc....................     375,000     283,604
  # Prince Housing & Development Corp....................   2,693,782   1,416,287
  * Prodisc Technology, Inc..............................   6,185,157          --
   Promate Electronic Co., Ltd...........................     811,000     910,478
  * Qisda Corp...........................................  27,785,171   7,413,361
   Qualipoly Chemical Corp...............................      40,000      35,457
   Quanta Storage, Inc...................................   2,413,000   3,009,309
  * Quintain Steel Co., Ltd..............................   5,893,629   1,377,532
  # Radium Life Tech Co., Ltd............................   7,467,290   5,694,866
  # Ralec Electronic Corp................................     477,087     833,123
   Rechi Precision Co., Ltd..............................           1           1
   Rich Development Co., Ltd.............................   2,492,054   1,075,441
 #* Ritek Corp...........................................  53,401,622   9,057,053
  * Sainfoin Technology Corp.............................     835,498          --
   Sampo Corp............................................   9,863,925   3,766,641
   Sanyang Industry Co., Ltd.............................   9,621,624  14,848,456
   SDI Corp..............................................     762,000   1,029,534
   Sesoda Corp...........................................     973,875   1,018,046
   Shan-Loong Transportation Co., Ltd....................      66,000      57,024
   Sheng Yu Steel Co., Ltd...............................   1,935,000   1,513,736
   ShenMao Technology, Inc...............................   1,255,000   1,558,043
   Shih Her Technologies, Inc............................     373,000     728,662
   Shih Wei Navigation Co., Ltd..........................   2,432,718   1,667,726
   Shihlin Electric & Engineering Corp...................   4,426,000   5,532,812
  # Shin Kong Financial Holding Co., Ltd................. 139,399,755  46,685,103
   Shin Zu Shing Co., Ltd................................     748,000   1,823,138
  # Shinkong Insurance Co., Ltd..........................   3,610,412   2,854,852
   Shinkong Synthetic Fibers Corp........................  27,670,754   9,057,307
  # Shuttle, Inc.........................................   4,316,015   1,994,911
  # Sigurd Microelectronics Corp.........................   6,663,047   6,275,877
  * Silicon Integrated Systems Corp......................  10,317,165   3,040,294
  # Silitech Technology Corp.............................     457,000     564,482
   Sinbon Electronics Co., Ltd...........................   1,951,000   2,422,892
   Sincere Navigation Corp...............................   4,923,740   4,454,895
  # Singatron Enterprise Co., Ltd........................      63,000      29,556
  * Sinkang Industries Co., Ltd..........................     699,557     256,618
  * Sino-American Silicon Products, Inc..................   6,168,000  11,284,845
  # Sinon Corp...........................................   6,282,877   3,382,971
   SinoPac Financial Holdings Co., Ltd................... 123,993,614  57,772,331
   Sirtec International Co., Ltd.........................     181,000     347,778
   Sitronix Technology Corp..............................   1,476,000   2,532,954
  * Siward Crystal Technology Co., Ltd...................   2,301,875   1,185,606
   Solar Applied Materials Technology Co.................     602,000     535,303
 #* Solartech Energy Corp................................   2,480,000   2,023,234
   Solomon Technology Corp...............................   1,334,671     618,227
 #* Solytech Enterprise Corp.............................   3,043,000   1,185,042
  # Southeast Cement Co., Ltd............................   3,539,700   1,962,999
   Spirox Corp...........................................     977,661     380,480
  # Stark Technology, Inc................................   2,259,200   2,355,746
   Sunonwealth Electric Machine Industry Co., Ltd........     478,421     337,386
 #* Sunplus Technology Co., Ltd..........................   8,214,620   3,195,239
  # Sunrex Technology Corp...............................   1,158,000     463,244

                                     1902

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES      VALUE++
                                                          ----------- -----------
TAIWAN -- (Continued)
   Super Dragon Technology Co., Ltd......................     155,175 $   116,252
  # Supreme Electronics Co., Ltd.........................   3,705,277   1,839,643
   Sweeten Construction Co., Ltd.........................   1,258,501     826,297
  # Sysage Technology Co., Ltd...........................     178,500     186,576
   Systex Corp...........................................     801,801   1,683,785
  # T-Mac Techvest PCB Co., Ltd..........................     660,000     448,131
   TA Chen Stainless Pipe................................   8,424,281   3,899,583
  * Ta Chong Bank, Ltd...................................  28,713,769   9,997,803
   Ta Ya Electric Wire & Cable...........................   9,145,329   2,124,242
   TA-I Technology Co., Ltd..............................   1,750,233     930,750
  # Tah Hsin Industrial Co., Ltd.........................   1,700,000   1,628,512
   TAI Roun Products Co., Ltd............................      63,000      20,772
  # Taichung Commercial Bank.............................  30,459,178  10,948,249
  # Tainan Enterprises Co., Ltd..........................   1,985,183   1,984,782
  # Tainan Spinning Co., Ltd.............................  17,901,938  12,017,767
   Taishin Financial Holding Co., Ltd.................... 118,627,390  56,006,177
 #* Taisun Enterprise Co., Ltd...........................   3,464,410   1,491,642
 #* Taita Chemical Co., Ltd..............................   3,554,864   1,374,867
  * Taiwan Business Bank.................................  60,386,510  17,923,268
  # Taiwan Calsonic Co., Ltd.............................      48,000      46,470
   Taiwan Cement Corp....................................  45,081,440  65,810,527
   Taiwan Chinsan Electronic Industrial Co., Ltd.........      54,000      93,463
   Taiwan Cogeneration Corp..............................   4,255,333   2,559,100
   Taiwan Cooperative Financial Holding..................  90,086,827  48,570,978
   Taiwan Fertilizer Co., Ltd............................   1,772,000   3,695,254
   Taiwan Fire & Marine Insurance Co.....................   1,197,000     974,827
  * Taiwan Flourescent Lamp Co., Ltd.....................     756,000          --
   Taiwan FU Hsing Industrial Co., Ltd...................   2,128,000   2,247,650
   Taiwan Glass Industry Corp............................   9,558,710   9,344,717
  # Taiwan Hopax Chemicals Manufacturing Co., Ltd........   1,508,000     939,820
  * Taiwan Kolin Co., Ltd................................   5,797,000          --
 #* Taiwan Land Development Corp.........................  12,445,739   4,633,044
  * Taiwan Life Insurance Co., Ltd.......................     788,419     729,697
   Taiwan Mask Corp......................................   3,154,250   1,022,817
   Taiwan Navigation Co., Ltd............................   1,070,000     875,342
   Taiwan Paiho, Ltd.....................................   2,231,549   2,310,814
  # Taiwan PCB Techvest Co., Ltd.........................   1,595,946   1,827,479
  # Taiwan Prosperity Chemical Corp......................     320,000     289,773
 #* Taiwan Pulp & Paper Corp.............................   7,065,660   2,946,986
  # Taiwan Sakura Corp...................................   2,890,472   1,837,108
   Taiwan Semiconductor Co., Ltd.........................   2,741,000   2,657,312
  * Taiwan Styrene Monomer...............................   3,796,045   2,732,828
   Taiwan Surface Mounting Technology Co., Ltd...........   1,243,600   1,838,879
 #* Taiwan TEA Corp......................................  12,332,092  11,142,182
   Taiwan Union Technology Corp..........................   3,225,000   2,944,632
  # Taiyen Biotech Co., Ltd..............................   2,363,217   2,202,233
  * Tatung Co., Ltd......................................  37,255,342  10,666,101
   Teco Electric and Machinery Co., Ltd..................  32,704,725  35,521,086
  * Tecom Co., Ltd.......................................     703,753      72,307
 #* Tekcore Co., Ltd.....................................     399,000     206,383
   Test-Rite International Co., Ltd......................     706,266     523,671
   Tex-Ray Industrial Co., Ltd...........................     273,000     125,374
   ThaiLin Semiconductor Corp............................   1,139,000     811,053

                                     1903

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
  # Thinking Electronic Industrial Co., Ltd............   1,490,000 $ 2,005,907
   Ton Yi Industrial Corp..............................   8,952,600   8,831,290
   Tong Yang Industry Co., Ltd.........................   5,716,228   7,734,910
   Tong-Tai Machine & Tool Co., Ltd....................   3,193,368   3,153,882
   Topco Scientific Co., Ltd...........................     705,480   1,320,435
  # Topoint Technology Co., Ltd........................   2,564,288   1,751,454
  # Transasia Airways Corp.............................     768,000     323,786
  # Tripod Technology Corp.............................   1,020,000   1,850,518
  # Tung Ho Steel Enterprise Corp......................  12,119,274  10,468,006
   Tung Ho Textile Co., Ltd............................   2,542,000     798,624
   TXC Corp............................................     247,000     284,577
  * TYC Brother Industrial Co., Ltd....................   2,525,723   1,333,072
 #* Tycoons Group Enterprise...........................   7,782,938   1,469,301
  * Tyntek Corp........................................   5,222,683   1,511,273
   TZE Shin International Co., Ltd.....................   1,047,483     374,750
  * U-Tech Media Corp..................................   1,946,799     433,443
   Unic Technology Corp................................      36,361      14,385
  # Unimicron Technology Corp..........................  24,718,363  18,862,153
 #* Union Bank Of Taiwan...............................  11,137,494   4,038,990
   Unitech Computer Co., Ltd...........................   1,308,739     660,540
  * Unitech Printed Circuit Board Corp.................  11,440,281   4,481,133
   United Integrated Services Co., Ltd.................   1,576,000   2,013,457
  # United Microelectronics Corp....................... 218,090,681  89,243,117
   Unity Opto Technology Co., Ltd......................     961,000   1,178,604
   Universal Cement Corp...............................   6,435,551   6,077,355
 #* Unizyx Holding Corp................................   6,190,000   3,785,641
   UPC Technology Corp.................................  12,752,746   5,898,419
  # USI Corp...........................................   5,907,691   4,120,911
   Ve Wong Corp........................................   1,594,806   1,289,051
 #* Wafer Works Corp...................................   3,880,000   2,072,348
  # Wah Hong Industrial Corp...........................     294,516     314,796
   Wah Lee Industrial Corp.............................   1,891,000   2,959,342
  * Walsin Lihwa Corp..................................  59,959,412  18,630,303
  * Walsin Technology Corp.............................  10,131,230   2,850,160
 #* Walton Advanced Engineering, Inc...................   6,089,853   2,081,376
   Wan Hai Lines, Ltd..................................   9,533,000   4,635,410
   WAN HWA Enterprise Co...............................     675,550     332,019
   Waterland Financial Holdings Co., Ltd...............  30,493,739  10,018,871
   Ways Technical Corp., Ltd...........................     459,000     686,767
  * WEI Chih Steel Industrial Co., Ltd.................   1,880,898     282,947
  * Wei Mon Industry Co., Ltd..........................   7,231,691   2,425,512
  # Weikeng Industrial Co., Ltd........................   1,617,550   1,258,888
  # Well Shin Technology Co., Ltd......................     987,080   1,572,881
   Weltrend Semiconductor..............................     991,100     895,890
   Wha Yu Industrial Co., Ltd..........................     450,000     287,225
  # Win Semiconductors Corp............................   2,744,000   2,427,379
 #* Winbond Electronics Corp...........................  53,714,885  12,946,863
 #* Wintek Corp........................................  44,959,507  14,955,095
  # Wisdom Marine Lines Co., Ltd.......................     587,350     666,461
  # Wistron Corp.......................................  34,969,332  28,839,641
   WPG Holdings, Ltd...................................     515,092     597,543
  # WT Microelectronics Co., Ltd.......................   3,532,096   4,296,606
   WUS Printed Circuit Co., Ltd........................   6,267,928   2,931,359

                                     1904

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES       VALUE++
                                                        ----------- --------------
TAIWAN -- (Continued)
  # Yageo Corp.........................................  24,297,788 $   10,003,675
  * Yang Ming Marine Transport Corp....................  25,396,676     11,036,556
   YC INOX Co., Ltd....................................   4,679,667      3,399,880
  # Yem Chio Co., Ltd..................................   4,696,764      3,513,319
  # YFY, Inc...........................................  19,060,847      9,138,998
 #* Yi Jinn Industrial Co., Ltd........................   3,816,796        976,467
  * Yieh Phui Enterprise Co., Ltd......................  16,798,235      5,397,520
  # Young Fast Optoelectronics Co., Ltd................   2,546,000      2,540,634
   Youngtek Electronics Corp...........................      99,000        209,143
   Yuanta Financial Holding Co., Ltd................... 153,914,654     85,458,796
  # Yulon Motor Co., Ltd...............................  13,942,572     23,910,889
   Yung Chi Paint & Varnish Manufacturing Co., Ltd.....     359,687        896,256
  # Zenitron Corp......................................   3,202,000      2,059,262
 #* Zig Sheng Industrial Co., Ltd......................   8,536,352      2,829,336
   Zinwell Corp........................................   1,931,000      2,423,609
                                                                    --------------
TOTAL TAIWAN...........................................              2,855,558,106
                                                                    --------------
THAILAND -- (2.8%)
   AAPICO Hitech PCL...................................     681,760        313,928
   AJ Plast PCL........................................   2,076,900        556,818
   AP Thailand PCL.....................................  24,330,200      3,198,821
   Asia Plus Securities PCL............................  10,463,900      1,058,753
   Bangchak Petroleum PCL..............................  10,134,500      8,212,598
   Bangkok Bank PCL(6077019)...........................   5,535,000     28,756,513
   Bangkok Bank PCL(6368360)...........................  10,971,000     56,998,682
   Bangkok Expressway PCL..............................   5,564,000      5,393,759
   Bangkok Insurance PCL...............................     152,020      1,726,977
   Bangkokland PCL..................................... 127,978,803      5,544,068
   Banpu PCL...........................................  19,857,900     15,941,665
   CalComp Electronics Thailand PCL....................  25,618,400      2,204,067
   Charoong Thai Wire & Cable PCL......................   1,255,800        330,974
   Delta Electronics Thailand PCL......................   4,146,400      6,657,352
   Eastern Water Resources Development and Management
     PCL...............................................   6,292,200      2,287,380
   Esso Thailand PCL...................................  23,848,000      4,045,707
  * G J Steel PCL...................................... 537,140,250        813,602
  * G Steel PCL (Foreign)..............................  79,804,200        193,406
  * Golden Land Property Development PCL...............     477,800         86,123
   Hana Microelectronics PCL...........................   5,098,400      3,830,364
   ICC International PCL...............................   2,682,700      3,088,234
   IRPC PCL............................................ 147,409,400     13,932,667
   Kang Yong Electric PCL..............................       3,400         25,338
   KGI Securities Thailand PCL.........................  19,582,200      1,720,339
   Kiatnakin Bank PCL..................................   5,785,100      6,528,172
   Krung Thai Bank PCL.................................  93,735,200     47,421,322
   Laguna Resorts & Hotels PCL.........................   1,342,400      1,012,595
   Lanna Resources PCL.................................     114,300         38,435
   LH Financial Group PCL..............................  15,909,050        587,975
   MBK PCL.............................................     863,200      3,386,380
  * Nation Multimedia Group PCL........................   3,462,900        116,444
  * Padaeng Industry PCL...............................   1,412,500        389,390
   Polyplex Thailand PCL...............................   5,498,800      1,465,902
   Precious Shipping PCL...............................   6,442,200      3,903,181
   Property Perfect PCL................................  47,707,300      1,300,714

                                     1905

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- ------------
THAILAND -- (Continued)
   PTT Global Chemical PCL.............................  32,653,941 $ 70,481,469
   PTT PCL.............................................  13,599,700  113,708,488
   Quality Houses PCL..................................  43,019,941    3,336,293
  * Regional Container Lines PCL.......................   5,665,000    1,003,946
   Saha Pathana Inter-Holding PCL......................   2,906,200    1,963,292
   Saha Pathanapibul PCL...............................   1,594,833    2,047,290
   Saha-Union PCL......................................   2,976,400    3,155,832
  * Sahaviriya Steel Industries PCL.................... 149,229,740    1,401,430
   Sansiri PCL.........................................  48,273,100    2,646,904
   SC Asset Corp PCL...................................  24,913,125    2,249,049
   Siam Future Development PCL.........................   3,473,887      568,282
   Siamgas & Petrochemicals PCL........................     495,200      232,523
   Somboon Advance Technology PCL......................     380,800      177,653
   Sri Ayudhya Capital PCL.............................     233,300      157,253
   Sri Trang Agro-Industry PCL.........................   9,198,000    3,427,307
   Srithai Superware PCL...............................     552,000      265,883
  * Tata Steel Thailand PCL............................  39,336,300      857,987
   Thai Airways International PCL......................  16,383,411    6,998,064
   Thai Carbon Black PCL...............................     441,000      291,239
   Thai Oil PCL........................................  15,085,800   24,107,118
   Thai Rayon PCL......................................     165,000      143,706
   Thai Stanley Electric PCL(B01GKK6)..................     174,600    1,131,912
   Thai Stanley Electric PCL(B01GKM8)..................      43,100      279,412
   Thai Wacoal PCL.....................................      93,300      133,548
   Thanachart Capital PCL..............................  11,084,300   10,409,370
   Thitikorn PCL.......................................      97,700       26,637
  * Thoresen Thai Agencies PCL.........................   8,166,900    4,304,879
   Tisco Financial Group PCL...........................   1,693,700    1,898,422
   TMB Bank PCL........................................ 157,829,800   10,901,301
   Total Access Communication PCL......................   5,393,680   15,645,103
   TPI Polene PCL......................................  14,898,724    4,739,067
  * Tycoons Worldwide Group Thailand PCL...............   1,243,300      106,967
   Vanachai Group PCL..................................   8,446,600      716,464
   Vinythai PCL........................................   6,598,217    2,138,774
                                                                    ------------
TOTAL THAILAND.........................................              524,721,509
                                                                    ------------
TURKEY -- (2.0%)
   Adana Cimento Sanayii TAS Class A...................   1,051,911    1,573,578
 #* Adese Alisveris Merkezleri Ticaret A.S.............      50,874      351,253
  # Akbank TAS.........................................   8,905,144   22,781,258
 #* Akenerji Elektrik Uretim A.S.......................   3,586,919    1,588,310
  # Akfen Holding A.S..................................     967,535    1,756,620
   Aksa Akrilik Kimya Sanayii..........................   1,735,088    5,751,645
   Aksigorta A.S.......................................   1,132,080    1,475,008
   Alarko Holding A.S..................................   1,420,823    2,932,680
  * Albaraka Turk Katilim Bankasi A.S..................   3,392,871    2,151,808
  * Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S..............................................      51,688    1,097,651
  * Anadolu Anonim Tuerk Sigorta Sirketi...............   4,326,842    2,626,334
  # Anadolu Cam Sanayii A.S............................   2,447,174    1,841,877
 #* Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.......      50,102      356,241
 #* Asya Katilim Bankasi A.S...........................  10,427,239    4,993,548
  # Aygaz A.S..........................................   1,020,159    3,441,721
  * Baticim Bati Anadolu Cimento Sanayii A.S...........     311,807      779,054

                                     1906

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES     VALUE++
                                                          ---------- -----------
TURKEY -- (Continued)
   Bolu Cimento Sanayii A.S..............................    967,049 $   969,938
  # Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    861,833   1,858,148
   Cimsa Cimento Sanayi VE Tica..........................    576,229   2,927,561
 #* Deva Holding A.S.....................................  1,233,392     917,250
   Dogan Gazetecilik A.S.................................          1           1
 #* Dogan Sirketler Grubu Holding A.S.................... 16,350,353   5,070,533
  * Dogan Yayin Holding A.S..............................  1,034,173     238,180
   Dogus Otomotiv Servis ve Ticaret A.S..................      2,532       7,274
  # Eczacibasi Yatirim Holding Ortakligi A.S.............    855,876   1,868,909
   EGE Seramik Sanayi ve Ticaret A.S.....................  1,418,706   1,539,703
   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
     Sanayi ve Ticaret A.S...............................  3,954,537   3,730,833
  # Eregli Demir ve Celik Fabrikalari TAS................ 24,473,976  29,421,148
   Gentas Genel Metal Sanayi ve Ticaret A.S..............    840,440     439,027
   Global Yatirim Holding A.S............................  4,381,715   2,430,737
  # Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..     45,038     902,447
 #* GSD Holding..........................................  4,585,286   1,789,608
  * Gunes Sigorta........................................    424,619     329,189
  * Hurriyet Gazetecilik A.S.............................  3,447,484     856,729
 #* Ihlas EV Aletleri....................................  2,765,346     441,447
 #* Ihlas Holding A.S.................................... 14,952,395   2,385,220
 #* Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...........  1,746,604   1,760,906
  * Is Finansal Kiralama A.S.............................  2,908,338   1,172,121
   Is Yatirim Menkul Degerler A.S. Class A...............    450,584     231,634
  * Isiklar Yatirim Holding A.S..........................    244,503      48,682
 #* Izmir Demir Celik Sanayi A.S.........................    451,646     400,143
  * Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................  4,207,672   3,598,890
  * Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B............................................  2,179,441   3,848,965
 #* Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................ 13,524,360   5,814,153
 #* Karsan Otomotiv Sanayii Ve Ticaret A.S...............  1,793,098     677,924
  # KOC Holding A.S...................................... 12,046,986  40,941,443
   Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
     ve Ticaret A.S......................................    137,316     177,798
  * Koza Anadolu Metal Madencilik Isletmeleri A.S........  1,412,866   1,371,449
  * Menderes Tekstil Sanayi ve Ticaret A.S...............  2,972,667     527,451
  * Metro Ticari ve Mali Yatirimlar Holding A.S..........  4,492,951   1,214,571
   Mutlu Aku ve Malzemeleri Sanayi AS....................    158,475     619,081
  * Mutlu Yatirim Proje ve Gayrimenkul Gelistirme AS.....         --           1
 #* Net Turizm Ticaret ve Sanayi SA......................  3,429,929   1,370,909
  * Petkim Petrokimya Holding A.S........................  1,253,013   1,405,849
   Pinar Entegre Et ve Un Sanayi A.S.....................    343,247   1,227,171
   Pinar SUT Mamulleri Sanayii A.S.......................    171,772   1,334,342
  * Polyester Sanayi A.S.................................  2,315,248   1,086,542
  * Raks Elektronik Sanayi ve Ticaret A.S................      5,859          --
  * Sabah Yayincilik.....................................     31,938          --
  # Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  1,335,250   1,732,700
  * Sekerbank TAS........................................  6,919,207   6,208,667
   Selcuk Ecza Deposu Ticaret ve Sanayi A.S..............  2,308,839   1,842,677
   Soda Sanayii A.S......................................  1,993,076   2,461,770
  * Tat Gida Sanayi AS...................................    231,395     240,994
  # Tekfen Holding A.S...................................  1,896,452   3,971,770
 #* Tekstil Bankasi A.S..................................  1,683,023     762,236
  # Trakya Cam Sanayi A.S................................  4,664,827   4,320,986
  # Turcas Petrol A.S....................................  1,122,860   1,139,258
   Turk Hava Yollari.....................................  8,968,974  26,813,868

                                     1907

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                               SHARES       VALUE++
                                                             ---------- ---------------
TURKEY -- (Continued)
   # Turkiye Is Bankasi..................................... 36,884,191 $    66,306,618
   # Turkiye Sinai Kalkinma Bankasi A.S.....................  7,436,484       5,610,707
   # Turkiye Sise ve Cam Fabrikalari A.S....................  9,048,361      10,021,722
   # Turkiye Vakiflar Bankasi Tao........................... 13,789,100      21,133,434
   Ulker Biskuvi Sanayi A.S.................................    317,900       1,957,659
   * Vestel Beyaz Esya Sanayi ve Ticaret A.S................  1,067,440       1,450,587
  #* Vestel Elektronik Sanayi ve Ticaret A.S................  2,059,212       1,278,544
   # Yapi ve Kredi Bankasi A.S.............................. 19,672,995      27,784,760
  #* Zorlu Enerji Elektrik Uretim A.S.......................  2,638,137       1,110,797
                                                                        ---------------
TOTAL TURKEY................................................                368,602,247
                                                                        ---------------
TOTAL COMMON STOCKS.........................................             17,086,573,981
                                                                        ---------------
PREFERRED STOCKS -- (2.1%)

BRAZIL -- (2.0%)
   Banco ABC Brasil SA......................................  1,072,537       5,282,756
   Banco Alfa de Investimento SA............................     60,126         137,954
   Banco Daycoval SA........................................    633,348       2,074,392
   Banco do Estado do Rio Grande do Sul SA Class B..........    764,321       3,329,628
   Banco Industrial e Comercial SA..........................  1,675,900       5,003,104
   * Banco Panamericano SA..................................    966,948       1,572,044
   Banco Pine SA............................................    408,030       1,359,039
   Banco Sofisa SA..........................................    637,600         761,952
   * Braskem SA Class A.....................................  1,471,933      11,301,699
   Cia Ferro Ligas da Bahia - Ferbasa.......................    920,734       4,837,032
   Eucatex SA Industria e Comercio..........................    303,388         790,822
   Financeira Alfa SA Credito Financiamento e Investimentos.     33,900          52,846
   Forjas Taurus SA.........................................  1,144,290         919,889
   Gerdau SA................................................  7,332,796      51,808,995
   * Inepar SA Industria e Construcoes......................    744,711         228,640
   Klabin SA................................................  3,221,149      16,433,766
   Parana Banco SA..........................................    120,800         548,980
   Petroleo Brasileiro SA................................... 24,046,904     145,360,672
   Suzano Papel e Celulose SA Class A.......................  7,428,709      29,254,516
   Unipar Carbocloro SA Class B.............................  9,258,736       1,841,476
   * Usinas Siderurgicas de Minas Gerais SA Class A......... 11,551,415      56,799,690
   Vale SA..................................................  3,276,524      40,532,988
    Whirlpool SA............................................     34,800          58,607
                                                                        ---------------
TOTAL BRAZIL................................................                380,291,487
                                                                        ---------------
COLOMBIA -- (0.1%)
   Banco Davivienda SA......................................      7,851          83,342

                                     1908

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                            SHARES         VALUE++
                                                          ------------ ---------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA.................      797,728 $    12,346,250
                                                                       ---------------
TOTAL COLOMBIA...........................................                   12,429,592
                                                                       ---------------
TOTAL PREFERRED STOCKS...................................                  392,721,079
                                                                       ---------------
RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
  * Marfrig Global Foods SA Rights 02/27/14..............        2,090               9
                                                                       ---------------
MALAYSIA -- (0.0%)
  * BIMB Holdings Bhd Warrants 12/04/23..................      454,345          96,395
  * Genting Bhd Warrants 12/18/18........................      647,244         564,755
  * Genting Plantations Bhd Warrants 06/17/19............       61,260          54,734
  * Malaysian Resources Corp. Bhd Warrants 09/16/18......    1,923,744         129,342
  * Symphony Life Bhd Warrants 11/11/20..................      397,478          35,038
                                                                       ---------------
TOTAL MALAYSIA...........................................                      880,264
                                                                       ---------------
POLAND -- (0.0%)
  * Polimex-Mostostal SA Rights 12/31/12.................   10,512,907              --
                                                                       ---------------
THAILAND -- (0.0%)
  * G J Steel PCL Rights 02/07/20........................    6,446,017          21,480
                                                                       ---------------
TOTAL RIGHTS/WARRANTS....................................                      901,753
                                                                       ---------------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)         VALUE+
                                                          ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
 (S)@ DFA Short Term Investment Fund.....................  105,877,269   1,225,000,000
    @ Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.01%, 02/03/14 (Collateralized by
        $5,101,000 U.S. Treasury Note 0.125%, 12/31/14,
        valued at $5,101,598.87) to be repurchased at
        $5,000,003....................................... $      5,000       5,000,000
    @ Repurchase Agreement, Deutsche Bank Securities,
        Inc. 0.03%, 02/03/14 (Collateralized by
        $5,736,355 GNMA 3.50%, 09/20/42, valued at
        $5,155,980) to be repurchased at $5,054,890......        5,055       5,054,882
                                                                       ---------------
TOTAL SECURITIES LENDING COLLATERAL......................                1,235,054,882
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $20,251,802,797)^^...              $18,715,251,695
                                                                       ===============

                                     1909

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of January 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------------
                             LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                          -------------- --------------- ------- ---------------
Common Stocks
   Brazil................ $  797,963,735 $   486,494,243   --    $ 1,284,457,978
   Chile.................     81,574,667     161,302,641   --        242,877,308
   China.................    214,093,780   2,399,218,823   --      2,613,312,603
   Colombia..............     16,429,634              --   --         16,429,634
   Czech Republic........             --      29,088,886   --         29,088,886
   Greece................             --      14,563,029   --         14,563,029
   Hungary...............             --      86,897,557   --         86,897,557
   India.................    128,316,291   1,054,839,309   --      1,183,155,600
   Indonesia.............      5,926,538     422,233,382   --        428,159,920
   Israel................             --         253,680   --            253,680
   Malaysia..............             --     703,613,831   --        703,613,831
   Mexico................  1,300,484,156       1,175,407   --      1,301,659,563
   Philippines...........        998,550     185,204,343   --        186,202,893
   Poland................             --     304,857,126   --        304,857,126
   Russia................        885,288     904,473,363   --        905,358,651
   South Africa..........    153,237,784   1,093,259,995   --      1,246,497,779
   South Korea...........    334,040,053   2,456,266,028   --      2,790,306,081
   Taiwan................     25,784,428   2,829,773,678   --      2,855,558,106
   Thailand..............    524,528,103         193,406   --        524,721,509
   Turkey................             --     368,602,247   --        368,602,247
Preferred Stocks
   Brazil................        919,889     379,371,598   --        380,291,487
   Colombia..............     12,429,592              --   --         12,429,592
Rights/Warrants
   Brazil................             --               9   --                  9
   Malaysia..............             --         880,264   --            880,264
   Poland................             --              --   --                 --
   Thailand..............             --          21,480   --             21,480
Securities Lending
  Collateral.............             --   1,235,054,882   --      1,235,054,882
                          -------------- ---------------   --    ---------------
TOTAL.................... $3,597,612,488 $15,117,639,207   --    $18,715,251,695
                          ============== ===============   ==    ===============

                                     1910

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

.. Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

.. Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

.. Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

                                     1911

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended January 31, 2014, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Fund.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At January 31, 2014, the total cost of securities for federal income tax purposes was $20,369,655,095, for the Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     1912

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -------------------------------------
     David G. Booth
     Principal Executive Officer
     DFA Investment Dimensions Group Inc.

Date: March 26, 2014

By:  /s/ David R. Martin
     -------------------------------------
     David R. Martin
     Principal Financial Officer
     DFA Investment Dimensions Group Inc.

Date: March 26, 2014